================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                     DFA INVESTMENT DIMENSIONS GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2015

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                                 July 31, 2015
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   4

SCHEDULES OF INVESTMENTS
   Enhanced U.S. Large Company Portfolio..............................   6
   U.S. Large Cap Value Portfolio.....................................   9
   U.S. Targeted Value Portfolio......................................  10
   U.S. Small Cap Value Portfolio.....................................  43
   U.S. Core Equity 1 Portfolio.......................................  68
   U.S. Core Equity 2 Portfolio....................................... 124
   U.S. Vector Equity Portfolio....................................... 180
   U.S. Small Cap Portfolio........................................... 234
   U.S. Micro Cap Portfolio........................................... 276
   DFA Real Estate Securities Portfolio............................... 310
   Large Cap International Portfolio.................................. 314
   International Core Equity Portfolio................................ 345
   International Small Company Portfolio.............................. 441
   Japanese Small Company Portfolio................................... 443
   Asia Pacific Small Company Portfolio............................... 444
   United Kingdom Small Company Portfolio............................. 445
   Continental Small Company Portfolio................................ 446
   DFA International Real Estate Securities Portfolio................. 447
   DFA Global Real Estate Securities Portfolio........................ 454
   DFA International Small Cap Value Portfolio........................ 458
   International Vector Equity Portfolio.............................. 504
   World ex U.S. Value Portfolio...................................... 592
   World ex U.S. Targeted Value Portfolio............................. 594
   World ex U.S. Core Equity Portfolio................................ 596
   Selectively Hedged Global Equity Portfolio......................... 709
   Emerging Markets Portfolio......................................... 711
   Emerging Markets Small Cap Portfolio............................... 712
   Emerging Markets Value Portfolio................................... 713
   Emerging Markets Core Equity Portfolio............................. 714
   U.S. Large Cap Equity Portfolio.................................... 795
   DFA Commodity Strategy Portfolio................................... 816
   DFA One-Year Fixed Income Portfolio................................ 822
   DFA Two-Year Global Fixed Income Portfolio......................... 827
   DFA Selectively Hedged Global Fixed Income Portfolio............... 832
   DFA Short-Term Government Portfolio................................ 838
   DFA Five-Year Global Fixed Income Portfolio........................ 840

   DFA World ex U.S. Government Fixed Income Portfolio................  844
   DFA Intermediate Government Fixed Income Portfolio.................  847
   DFA Short-Term Extended Quality Portfolio..........................  850
   DFA Intermediate-Term Extended Quality Portfolio...................  859
   DFA Targeted Credit Portfolio......................................  869
   DFA Investment Grade Portfolio.....................................  876
   DFA Inflation-Protected Securities Portfolio.......................  878
   DFA Short-Duration Real Return Portfolio...........................  880
   DFA Municipal Real Return Portfolio................................  890
   DFA Municipal Bond Portfolio.......................................  895
   DFA Short-Term Municipal Bond Portfolio............................  900
   DFA Intermediate-Term Municipal Bond Portfolio.....................  910
   DFA California Short-Term Municipal Bond Portfolio.................  921
   DFA California Intermediate-Term Municipal Bond Portfolio..........  929
   DFA NY Municipal Bond Portfolio....................................  935
   CSTG&E U.S. Social Core Equity 2 Portfolio.........................  938
   CSTG&E International Social Core Equity Portfolio..................  975
   World Core Equity Portfolio........................................ 1026
   DFA LTIP Portfolio................................................. 1028
   U.S. Social Core Equity 2 Portfolio................................ 1030
   U.S. Sustainability Core 1 Portfolio............................... 1078
   International Sustainability Core 1 Portfolio...................... 1127
   DFA International Value ex Tobacco Portfolio....................... 1188
   International Social Core Equity Portfolio......................... 1199
   Emerging Markets Social Core Equity Portfolio...................... 1266
   Tax-Managed U.S. Marketwide Value Portfolio........................ 1333
   Tax-Managed U.S. Equity Portfolio.................................. 1334
   Tax-Managed U.S. Targeted Value Portfolio.......................... 1383
   Tax-Managed U.S. Small Cap Portfolio............................... 1413
   T.A. U.S. Core Equity 2 Portfolio.................................. 1450
   Tax-Managed DFA International Value Portfolio...................... 1503
   T.A. World ex U.S. Core Equity Portfolio........................... 1516
   LWAS/DFA International High Book to Market Portfolio............... 1661
   VA U.S. Targeted Value Portfolio................................... 1662
   VA U.S. Large Value Portfolio...................................... 1688
   VA International Value Portfolio................................... 1696
   VA International Small Portfolio................................... 1709
   VA Short-Term Fixed Portfolio...................................... 1763
   VA Global Bond Portfolio........................................... 1767
   VIT Inflation-Protected Securities Portfolio....................... 1771
   DFA VA Global Moderate Allocation Portfolio........................ 1773
   U.S. Large Cap Growth Portfolio.................................... 1775
   U.S. Small Cap Growth Portfolio.................................... 1784
   International Large Cap Growth Portfolio........................... 1799
   International Small Cap Growth Portfolio........................... 1811

NOTES TO SCHEDULES OF INVESTMENTS
   Organization....................................................... 1834
   Security Valuation................................................. 1834
   Financial Instruments.............................................. 1836
   Federal Tax Cost................................................... 1846
   Other.............................................................. 1848
   Subsequent Event Evaluations....................................... 1848

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series.................................... 1849
   The DFA International Value Series................................. 1857
   The Japanese Small Company Series.................................. 1870
   The Asia Pacific Small Company Series.............................. 1899
   The United Kingdom Small Company Series............................ 1917
   The Continental Small Company Series............................... 1925
   The Emerging Markets Series........................................ 1950
   The Emerging Markets Small Cap Series.............................. 1975
   The Tax-Managed U.S. Marketwide Value Series....................... 2040

NOTES TO SCHEDULES OF INVESTMENTS
   Organization....................................................... 2063
   Security Valuation................................................. 2063
   Financial Instruments.............................................. 2064
   Federal Tax Cost................................................... 2064
   Other.............................................................. 2064
   Subsequent Event Evaluations....................................... 2065

SCHEDULE OF INVESTMENTS

DIMENSIONAL EMERGING MARKETS VALUE FUND............................... 2066

NOTES TO SCHEDULE OF INVESTMENTS
   Organization....................................................... 2112
   Security Valuation................................................. 2112
   Financial Instruments.............................................. 2113
   Federal Tax Cost................................................... 2113
   Subsequent Event Evaluations....................................... 2113

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
   ADR                    American Depositary Receipt
   AGM                    Assured Guaranty Municipal Corporation
   AMBAC                  American Municipal Bond Assurance Corporation
   ASSURED GTY            Assured Guaranty
   BAN                    Bond Anticipation Notes
   CP                     Certificate Participation
   ETM                    Escrowed to Maturity
   FGIC                   Federal Guaranty Insurance Corporation
   FSA                    Financial Security Assurance
   GDR                    Global Depositary Receipt
   GO                     General Obligation
   GO OF AUTH             General Obligation of Authority
   GO OF DIST             General Obligation of District
   GO OF CMNWLTH          General Obligation of Commonwealth
   GO OF UNIV             General Obligation of University
   NATL-RE                Credit rating enhanced by guaranty or insurance
                          from National Public Finance
                          Guarantee Corp.
   NATL-RE FGIC           National Public Finance Guarantee Corp. Re-insures
                          Financial Guaranty Insurance Co.
   P.L.C.                 Public Limited Company
   PSF-GTD                Public School Fund Guarantee
   RB                     Revenue Bond
   REIT                   Real Estate Investment Trust
   RN                     Revenue Note
   SA                     Special Assessment
   SCH BD RES FD          School Board Resolution Fund
   SCH BD GTY             School Bond Guaranty
   SCSDE                  South Carolina State Department of Education
   SD CRED PROG           School District Credit Program
   SPDR                   Standard & Poor's Depositary Receipts
   ST                     Special Tax
   ST AID WITHHLDG        State Aid Withholding
   TAN                    Tax Anticipation Notes
   TRANS                  Tax and Revenue Anticipation Notes
   UP                     Unrefunded Portion
   AUD                    Australian Dollars
   CAD                    Canadian Dollars
   DKK                    Danish Krone
   EUR                    Euro
   GBP                    British Pounds
   JPY                    Japanese Yen
   NOK                    Norwegian Krone
   NZD                    New Zealand Dollars
   SEK                    Swedish Krona
   SGD                    Singapore Dollars
   USD                    United States Dollars

Investment Footnotes
     +           See Security Valuation Note within the Notes to Schedules of
                 Investments.
     ++          Securities have generally been fair valued. See Security
                 Valuation Note within the Notes to Schedules of Investments.
     **          Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
                 Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities
                 within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
     *           Non-Income Producing Securities.
     #           Total or Partial Securities on Loan.
     @           Security purchased with cash proceeds from Securities on Loan.
     ^           Denominated in USD, unless otherwise noted.
     ^^          See Federal Tax Cost Note within the Notes to Schedules of
                 Investments.
     (degrees)   Security is being fair valued as of July 31, 2015.
     --          Amounts designated as -- are either zero or rounded to zero.
     (S)         Affiliated Fund.
     ##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
     ++          Security pledged as collateral for the Open Futures Contracts.
     ++          Security pledged as collateral for Swap Agreements.
     (r)         The adjustable/variable rate shown is effective as of July 31,
                 2015.
     (currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

ALL STATEMENTS, SCHEDULES AND NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------

   CPI    Consumer Price Index

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (54.6%)

CANADA -- (9.8%)
Export Development Canada
     1.250%, 10/26/16...................................... $3,135  $ 3,161,613
Ontario, Province of Canada
     1.000%, 07/22/16......................................  4,000    4,016,736
     1.600%, 09/21/16......................................  1,050    1,061,144
Quebec, Province of Canada
     5.125%, 11/14/16......................................  1,000    1,055,963
Royal Bank of Canada
     1.450%, 09/09/16......................................  1,000    1,007,062
     1.200%, 01/23/17......................................    585      586,678
     1.250%, 06/16/17......................................  2,000    1,998,844
Thomson Reuters Corp.
     1.300%, 02/23/17......................................  1,023    1,021,514
Toronto-Dominion Bank (The)
     2.375%, 10/19/16......................................  5,900    6,003,999
                                                                    -----------
TOTAL CANADA...............................................          19,913,553
                                                                    -----------
FRANCE -- (1.5%)
BNP Paribas SA
     1.375%, 03/17/17......................................  2,000    1,999,446
Caisse des Depots et Consignations
     0.875%, 11/07/16......................................  1,000    1,002,514
                                                                    -----------
TOTAL FRANCE...............................................           3,001,960
                                                                    -----------
JAPAN -- (0.8%)
Nomura Holdings, Inc.
     2.000%, 09/13/16......................................    540      543,577
Sumitomo Mitsui Banking Corp.
     2.650%, 01/12/17......................................  1,000    1,018,680
                                                                    -----------
TOTAL JAPAN................................................           1,562,257
                                                                    -----------
NETHERLANDS -- (3.3%)
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16......................................  5,000    5,027,235
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     3.375%, 01/19/17......................................    830      855,820
Deutsche Telekom International Finance BV
     5.750%, 03/23/16......................................    880      906,277
                                                                    -----------
TOTAL NETHERLANDS..........................................           6,789,332
                                                                    -----------
NORWAY -- (2.5%)
Kommunalbanken A.S.
     0.875%, 10/03/16......................................  5,000    5,015,355
                                                                    -----------
SPAIN -- (0.3%)
Telefonica Emisiones SAU
     6.421%, 06/20/16......................................    584      609,747
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.4%)
Council Of Europe Development Bank
     1.250%, 09/22/16......................................  3,000    3,022,479
European Bank for Reconstruction & Development
     1.375%, 10/20/16......................................  4,000    4,047,500
European Investment Bank
     1.250%, 10/14/16......................................  5,000    5,036,505
Inter-American Development Bank
     0.875%, 11/15/16......................................  1,000    1,003,837
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          13,110,321
                                                                    -----------
SWEDEN -- (0.6%)
Svenska Handelsbanken AB
     3.125%, 07/12/16......................................  1,271    1,298,705
                                                                    -----------
SWITZERLAND -- (0.7%)
Credit Suisse New York
     1.375%, 05/26/17......................................  1,400    1,399,570
                                                                    -----------
UNITED KINGDOM -- (4.3%)
Barclays Bank P.L.C.
     5.000%, 09/22/16......................................  1,000    1,045,025
Diageo Capital P.L.C.
     1.500%, 05/11/17......................................  2,000    2,002,696
GlaxoSmithKline Capital P.L.C.
     1.500%, 05/08/17......................................  1,500    1,508,466
Network Rail Infrastructure Finance P.L.C.
     1.250%, 08/31/16......................................  2,000    2,014,838
Royal Bank of Scotland Group P.L.C.
     2.550%, 09/18/15......................................    700      701,184
Vodafone Group P.L.C.
     5.625%, 02/27/17......................................    715      756,674
     1.625%, 03/20/17......................................    761      759,365
                                                                    -----------
TOTAL UNITED KINGDOM.......................................           8,788,248
                                                                    -----------
UNITED STATES -- (24.4%)
Amgen, Inc.
     2.500%, 11/15/16......................................  1,535    1,560,280
Anadarko Petroleum Corp.
     5.950%, 09/15/16......................................  1,000    1,049,159
Anthem, Inc.
     2.375%, 02/15/17......................................  2,000    2,022,626
AT&T, Inc.
     2.950%, 05/15/16......................................  1,489    1,511,189
Bank of America Corp.
     3.625%, 03/17/16......................................  1,000    1,016,626
     3.875%, 03/22/17......................................    500      518,102

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)     VALUE+
                                                        ------- ------------
UNITED STATES -- (Continued)
Baxter International, Inc.
     1.850%, 01/15/17.................................. $ 1,000 $  1,007,833
Capital One Financial Corp.
     5.250%, 02/21/17..................................   1,492    1,574,851
Citigroup, Inc.
     1.300%, 04/01/16..................................   1,000    1,002,461
     4.450%, 01/10/17..................................     585      609,497
Comerica, Inc.
     3.000%, 09/16/15..................................   1,000    1,002,713
CVS Health Corp.
     1.200%, 12/05/16..................................   1,500    1,503,772
Daimler Finance North America LLC
     1.450%, 08/01/16..................................   1,000    1,003,866
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
     2.400%, 03/15/17..................................   1,500    1,518,364
eBay, Inc.
     1.350%, 07/15/17..................................   1,068    1,057,180
Ecolab, Inc.
     3.000%, 12/08/16..................................     622      635,422
EOG Resources, Inc.
     2.500%, 02/01/16..................................   1,000    1,008,402
Ford Motor Credit Co. LLC
     3.984%, 06/15/16..................................   1,000    1,021,364
General Electric Capital Corp.
     5.375%, 10/20/16..................................   1,000    1,051,626
Hewlett-Packard Co.
     3.000%, 09/15/16..................................   1,000    1,017,712
Mattel, Inc.
     2.500%, 11/01/16..................................   1,000    1,014,632
McKesson Corp.
     1.292%, 03/10/17..................................   1,000      997,635
MetLife, Inc.
     6.750%, 06/01/16..................................   1,000    1,047,723
Morgan Stanley
     5.750%, 10/18/16..................................   1,000    1,052,903
     5.450%, 01/09/17..................................   1,000    1,055,534
Mylan, Inc.
     1.350%, 11/29/16..................................   1,000      993,176
National Rural Utilities Cooperative Finance Corp.
     0.950%, 04/24/17..................................   2,000    1,998,418
ONEOK Partners L.P.
     6.150%, 10/01/16..................................   1,000    1,045,469
Prudential Financial, Inc.
     3.000%, 05/12/16..................................     710      721,697
Quest Diagnostics, Inc.
     3.200%, 04/01/16..................................     250      253,447
Reinsurance Group of America, Inc.
     5.625%, 03/15/17..................................   1,100    1,166,133
Reynolds American, Inc.
     3.500%, 08/04/16..................................     800      816,130
Ryder System, Inc.
     5.850%, 11/01/16..................................   1,141    1,203,086
Scripps Networks Interactive, Inc.
     2.700%, 12/15/16..................................   1,000    1,017,210
Stryker Corp.
     2.000%, 09/30/16..................................   1,453    1,468,313
Thermo Fisher Scientific, Inc.
     2.250%, 08/15/16..................................   2,000    2,020,436
Toyota Motor Credit Corp.
     1.750%, 05/22/17..................................   5,000    5,060,070
UnitedHealth Group, Inc.
     6.000%, 06/15/17..................................   1,773    1,920,865
Waste Management, Inc.
     2.600%, 09/01/16..................................     605      615,087
Wells Fargo & Co.
     3.676%, 06/15/16..................................   1,500    1,537,080
                                                                ------------
TOTAL UNITED STATES....................................           49,698,089
                                                                ------------
TOTAL BONDS............................................          111,187,137
                                                                ------------
AGENCY OBLIGATIONS -- (2.5%)
Federal Home Loan Bank
     0.625%, 10/14/16..................................   2,000    2,002,202
Federal National Mortgage Association
     5.250%, 09/15/16..................................   3,000    3,161,166
                                                                ------------
TOTAL AGENCY OBLIGATIONS...............................            5,163,368
                                                                ------------
U.S. TREASURY OBLIGATIONS -- (42.9%)
U.S. Treasury Notes
  ++ 0.875%, 04/15/17..................................  13,000   13,058,903
     0.875%, 05/15/17..................................  36,000   36,151,884
     0.875%, 06/15/17..................................  34,000   34,146,098
     2.375%, 07/31/17..................................   4,000    4,133,752
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS........................           87,490,637
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $203,979,662)^^..................................         $203,841,142
                                                                ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------
                                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                   ---------- ------------ ------- ------------
Bonds
   Canada.........................................         -- $ 19,913,553   --    $ 19,913,553
   France.........................................         --    3,001,960   --       3,001,960
   Japan..........................................         --    1,562,257   --       1,562,257
   Netherlands....................................         --    6,789,332   --       6,789,332
   Norway.........................................         --    5,015,355   --       5,015,355
   Spain..........................................         --      609,747   --         609,747
   Supranational Organization Obligations.........         --   13,110,321   --      13,110,321
   Sweden.........................................         --    1,298,705   --       1,298,705
   Switzerland....................................         --    1,399,570   --       1,399,570
   United Kingdom.................................         --    8,788,248   --       8,788,248
   United States..................................         --   49,698,089   --      49,698,089
Agency Obligations................................         --    5,163,368   --       5,163,368
U.S. Treasury Obligations.........................         --   87,490,637   --      87,490,637
Futures Contracts**............................... $1,026,709           --   --       1,026,709
                                                   ---------- ------------   --    ------------
TOTAL............................................. $1,026,709 $203,841,142   --    $204,867,851
                                                   ========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                            VALUE+
                                                        ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company..................... $15,886,662,851
                                                        ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $11,075,437,690)^^.......................... $15,886,662,851
                                                        ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
COMMON STOCKS -- (84.3%)

Consumer Discretionary -- (12.3%)
#*  1-800-Flowers.com, Inc. Class A................... 219,113 $ 2,180,174
    A. H. Belo Corp. Class A..........................  96,709     498,051
    Aaron's, Inc...................................... 370,115  13,686,853
#   Abercrombie & Fitch Co. Class A................... 336,209   6,754,439
*   Ambassadors Group, Inc............................   7,665      17,783
    AMC Entertainment Holdings, Inc. Class A..........  10,048     324,048
    AMCON Distributing Co.............................     850      70,210
*   America's Car-Mart, Inc...........................  54,670   2,529,034
#   American Eagle Outfitters, Inc.................... 697,535  12,381,246
#*  American Public Education, Inc....................  85,384   2,208,884
*   Apollo Education Group, Inc. Class A.............. 214,212   2,744,056
    Arctic Cat, Inc...................................  69,836   1,998,008
    Ark Restaurants Corp..............................  11,690     284,652
#*  Ascena Retail Group, Inc.......................... 796,474   9,971,854
#*  Ascent Capital Group, Inc. Class A................  65,417   2,553,226
*   Ballantyne Strong, Inc............................  68,354     311,011
#*  Barnes & Noble, Inc............................... 362,612   9,533,069
    Bassett Furniture Industries, Inc.................  51,875   1,700,981
    Beasley Broadcast Group, Inc. Class A.............  15,520      67,279
#   bebe stores, Inc.................................. 455,754     838,587
*   Belmond, Ltd. Class A............................. 534,359   6,471,088
    Big 5 Sporting Goods Corp......................... 120,395   1,325,549
#   Big Lots, Inc.....................................  26,695   1,152,690
*   Biglari Holdings, Inc.............................     235     102,180
#*  BJ's Restaurants, Inc.............................  48,999   2,526,388
#   Bob Evans Farms, Inc.............................. 112,041   5,593,087
*   Books-A-Million, Inc..............................  53,259     171,494
    Bowl America, Inc. Class A........................  14,589     212,270
*   Bravo Brio Restaurant Group, Inc..................  20,969     272,387
*   Bridgepoint Education, Inc........................ 111,689   1,052,110
*   Bright Horizons Family Solutions, Inc.............  36,867   2,220,868
*   Build-A-Bear Workshop, Inc........................ 110,392   1,926,340
#*  Cabela's, Inc.....................................  60,734   2,698,412
*   Cable One, Inc....................................  32,288  13,406,623
#*  CafePress, Inc....................................   2,300      10,051
    Caleres, Inc...................................... 228,716   7,556,777
#   Callaway Golf Co.................................. 401,141   3,674,452
*   Cambium Learning Group, Inc.......................  40,900     192,230
    Canterbury Park Holding Corp......................   9,680     102,705
#*  Career Education Corp............................. 391,266   1,244,226
*   Carmike Cinemas, Inc.............................. 115,344   2,889,367
#   Carriage Services, Inc............................ 109,158   2,623,067
*   Carrols Restaurant Group, Inc..................... 169,165   1,864,198
    Cato Corp. (The) Class A.......................... 106,706   4,098,577
*   Cavco Industries, Inc.............................  37,226   2,720,476
#*  Central European Media Enterprises, Ltd. Class A..  60,346     144,830
*   Charles & Colvard, Ltd............................  35,582      51,238
#   Chico's FAS, Inc.................................. 800,922  12,190,033
    Children's Place, Inc. (The)...................... 112,866   6,534,941
#*  Christopher & Banks Corp.......................... 145,385     469,594
    Churchill Downs, Inc..............................  71,385   9,641,258

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Citi Trends, Inc..................................  82,434 $ 1,962,754
*   Coast Distribution System, Inc. (The).............   1,305       7,138
#   Columbia Sportswear Co............................ 110,068   7,874,265
#*  Conn's, Inc....................................... 100,646   3,474,300
    Cooper Tire & Rubber Co........................... 295,922   9,744,711
*   Cooper-Standard Holding, Inc......................   3,181     204,538
#   Core-Mark Holding Co., Inc........................ 128,212   8,150,437
#*  Crocs, Inc........................................ 353,644   5,562,820
#*  Crown Media Holdings, Inc. Class A................ 139,913     625,411
    CSS Industries, Inc...............................  17,513     497,194
    Culp, Inc.........................................  44,991   1,360,978
#*  Cumulus Media, Inc. Class A....................... 598,314     987,218
    Darden Restaurants, Inc........................... 182,848  13,486,868
#*  Deckers Outdoor Corp.............................. 129,912   9,467,987
*   Del Frisco's Restaurant Group, Inc................  68,878   1,098,604
#*  Delta Apparel, Inc................................  33,047     406,148
    Destination Maternity Corp........................   9,294      91,732
#*  Destination XL Group, Inc......................... 224,131   1,096,001
#   DeVry Education Group, Inc........................ 335,513  10,192,885
    Dillard's, Inc. Class A........................... 211,147  21,511,656
    DineEquity, Inc...................................  80,247   8,346,490
#*  Dixie Group, Inc. (The)...........................  47,282     463,836
    Dover Motorsports, Inc............................  16,790      39,457
#*  DreamWorks Animation SKG, Inc. Class A............ 243,697   5,875,535
    DSW, Inc. Class A.................................  57,883   1,882,355
#   Educational Development Corp......................   2,346      11,190
*   Eldorado Resorts, Inc.............................  26,252     221,829
#   Emerson Radio Corp................................  89,291     112,507
*   Emmis Communications Corp. Class A................  15,418      21,739
#*  Entercom Communications Corp. Class A.............  61,083     643,204
#   Escalade, Inc.....................................   9,081     156,738
#   Ethan Allen Interiors, Inc........................ 140,549   4,243,174
#*  EVINE Live, Inc...................................  57,166     125,194
    EW Scripps Co. (The) Class A...................... 398,026   8,744,631
*   Express, Inc...................................... 426,585   8,122,178
#*  Federal-Mogul Holdings Corp....................... 223,345   2,501,464
    Finish Line, Inc. (The) Class A................... 246,274   6,770,072
    Flanigan's Enterprises, Inc.......................   2,074      61,224
    Flexsteel Industries, Inc.........................  28,355   1,131,932
#   Fred's, Inc. Class A.............................. 191,247   3,450,096
    Frisch's Restaurants, Inc.........................  11,626     391,796
#*  FTD Cos., Inc..................................... 140,055   4,079,802
#*  Fuel Systems Solutions, Inc.......................  96,801     602,102
#*  G-III Apparel Group, Ltd.......................... 131,424   9,492,756
#*  Gaiam, Inc. Class A...............................  49,050     340,407
#   GameStop Corp. Class A............................ 635,798  29,151,338
#*  Gaming Partners International Corp................  17,120     172,056
*   Gannett Co., Inc.................................. 211,543   2,676,019
#*  Genesco, Inc...................................... 113,235   7,325,172
    Goodyear Tire & Rubber Co. (The).................. 927,252  27,938,103
    Graham Holdings Co. Class B.......................  32,288  22,264,513
*   Gray Television, Inc.............................. 365,665   6,176,082
*   Green Brick Partners, Inc.........................  44,253     533,691

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Group 1 Automotive, Inc........................... 165,440 $16,042,717
#   Guess?, Inc....................................... 274,546   6,009,812
    Harte-Hanks, Inc.................................. 301,756   1,415,236
    Haverty Furniture Cos., Inc....................... 108,864   2,414,604
    Haverty Furniture Cos., Inc. Class A..............     844      18,728
*   Helen of Troy, Ltd................................ 170,768  14,990,015
#*  Hemisphere Media Group, Inc.......................   1,861      25,775
#*  hhgregg, Inc...................................... 125,798     421,423
#   Hooker Furniture Corp.............................  55,814   1,392,559
*   Horizon Global Corp...............................  81,646   1,022,208
*   Houghton Mifflin Harcourt Co......................  45,075   1,177,810
#*  Iconix Brand Group, Inc........................... 354,283   7,698,570
*   Insignia Systems, Inc.............................   3,334       9,002
#   International Speedway Corp. Class A.............. 128,222   4,394,168
    Interval Leisure Group, Inc.......................   5,493     117,111
*   Intrawest Resorts Holdings, Inc...................  35,776     356,687
*   Isle of Capri Casinos, Inc........................ 119,487   2,179,443
#*  JAKKS Pacific, Inc................................  54,360     535,446
#*  JC Penney Co., Inc................................ 138,300   1,139,592
    John Wiley & Sons, Inc. Class A...................  31,827   1,687,149
    Johnson Outdoors, Inc. Class A....................  30,869     651,336
    Journal Media Group, Inc.......................... 124,231   1,005,029
*   K12, Inc.......................................... 143,172   1,888,439
#   KB Home...........................................  47,947     766,193
    Kirkland's, Inc...................................  91,883   2,506,568
    La-Z-Boy, Inc..................................... 264,787   6,725,590
#*  Lakeland Industries, Inc..........................  27,527     289,034
#*  Lands' End, Inc...................................   2,034      47,962
*   LeapFrog Enterprises, Inc.........................  80,035      75,137
    Lear Corp......................................... 237,936  24,762,000
    Lennar Corp. Class B..............................  50,294   2,205,895
#*  Liberty TripAdvisor Holdings, Inc. Class A........ 295,790   8,663,689
*   Liberty Ventures Series A......................... 213,628   8,861,289
    Lifetime Brands, Inc..............................  58,138     845,327
    Lincoln Educational Services Corp.................  38,993      57,320
#*  Live Nation Entertainment, Inc.................... 604,869  15,859,665
#*  Loral Space & Communications, Inc.................  29,666   1,879,341
*   Luby's, Inc....................................... 138,504     671,744
#*  M/I Homes, Inc.................................... 126,390   3,169,861
*   Madison Square Garden Co. (The) Class A........... 285,646  23,822,876
    Marcus Corp. (The)................................ 106,855   2,239,681
#*  MarineMax, Inc.................................... 151,515   2,736,361
    Marriott Vacations Worldwide Corp................. 163,240  13,646,864
    Mattel, Inc....................................... 154,384   3,583,253
*   McClatchy Co. (The) Class A....................... 204,980     166,034
#   MDC Holdings, Inc................................. 277,275   8,279,432
#*  Media General, Inc................................ 661,577  10,499,227
    Men's Wearhouse, Inc. (The)....................... 276,271  16,443,650
#   Meredith Corp..................................... 192,931   9,245,254
#*  Meritage Homes Corp............................... 203,463   9,176,181
*   Modine Manufacturing Co........................... 232,506   2,355,286
*   Monarch Casino & Resort, Inc......................  41,176     766,285
#*  Motorcar Parts of America, Inc....................  92,236   2,732,953

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
#   Movado Group, Inc.................................    89,034 $ 2,255,231
*   Murphy USA, Inc...................................    64,167   3,513,785
    NACCO Industries, Inc. Class A....................    33,768   1,714,401
*   New York & Co., Inc...............................   212,674     478,517
#   New York Times Co. (The) Class A..................   556,921   7,362,496
*   Office Depot, Inc................................. 1,469,615  11,756,920
*   P&F Industries, Inc. Class A......................     1,458      12,524
#*  Pacific Sunwear of California, Inc................   106,313      68,147
    Penske Automotive Group, Inc......................   463,410  25,024,140
*   Pep Boys-Manny, Moe & Jack (The)..................   303,039   3,591,012
*   Perfumania Holdings, Inc..........................    13,797      77,401
#*  Perry Ellis International, Inc....................    88,082   2,121,895
*   Pinnacle Entertainment, Inc.......................    45,293   1,743,781
#*  Potbelly Corp.....................................    11,831     161,375
    PulteGroup, Inc................................... 1,781,737  36,917,591
#*  Quiksilver, Inc...................................   717,019     328,825
#*  Radio One, Inc. Class D...........................    26,961      65,785
#*  RCI Hospitality Holdings, Inc.....................    50,022     558,246
*   Reading International, Inc. Class A...............    28,095     330,959
*   Red Lion Hotels Corp..............................    92,507     753,007
*   Regis Corp........................................   298,372   4,365,182
    Remy International, Inc...........................    20,119     595,522
#   Rent-A-Center, Inc................................   355,445   9,522,372
    Rocky Brands, Inc.................................    38,504     699,233
*   Ruby Tuesday, Inc.................................   362,531   2,660,978
#   Ryland Group, Inc. (The)..........................   208,766   9,492,590
#   Saga Communications, Inc. Class A.................    16,461     666,671
    Salem Media Group, Inc. Class A...................    42,093     270,658
#   Scholastic Corp...................................   150,930   6,503,574
*   Sears Hometown and Outlet Stores, Inc.............     3,100      25,389
#   SeaWorld Entertainment, Inc.......................   138,000   2,392,920
#   Service Corp. International.......................   974,502  29,732,056
*   Shiloh Industries, Inc............................    73,661     830,896
    Shoe Carnival, Inc................................   108,613   3,074,834
#*  Shutterfly, Inc...................................   192,368   8,319,916
*   Sizmek, Inc.......................................   151,049   1,172,140
#*  Skechers U.S.A., Inc. Class A.....................   126,417  19,019,438
*   Skullcandy, Inc...................................   155,223   1,134,680
*   Skyline Corp......................................    27,646      90,402
#   Sonic Automotive, Inc. Class A....................   211,188   4,918,569
*   Spanish Broadcasting System, Inc. Class A.........    16,642     114,830
    Spartan Motors, Inc...............................   160,116     710,915
#   Speedway Motorsports, Inc.........................   192,724   4,037,568
#   Stage Stores, Inc.................................   198,407   3,491,963
#   Standard Motor Products, Inc......................   165,346   6,046,703
#*  Standard Pacific Corp............................. 1,026,894   9,231,777
*   Stanley Furniture Co., Inc........................    49,285     150,812
    Stein Mart, Inc...................................   210,493   2,144,924
*   Steiner Leisure, Ltd..............................    13,989     807,165
*   Stoneridge, Inc...................................   119,120   1,449,690
#   Strattec Security Corp............................    14,347   1,008,451
#   Superior Industries International, Inc............   152,979   2,588,405
    Superior Uniform Group, Inc.......................    24,400     469,212

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Sypris Solutions, Inc.............................    58,417 $       73,021
#*  Systemax, Inc.....................................    66,689        454,819
*   Tandy Leather Factory, Inc........................    74,640        632,947
    TEGNA, Inc........................................   423,087     12,324,524
    Thor Industries, Inc..............................    74,897      4,185,244
*   Tilly's, Inc. Class A.............................    51,900        469,695
    Time, Inc.........................................   549,626     12,267,652
*   Toll Brothers, Inc................................   533,019     20,745,099
*   Trans World Entertainment Corp....................    56,939        200,425
#*  TRI Pointe Group, Inc.............................   553,085      8,185,658
#*  Tuesday Morning Corp..............................   179,025      1,679,255
*   Turtle Beach Corp.................................     4,700         10,199
*   Unifi, Inc........................................    96,247      2,970,182
*   Universal Electronics, Inc........................    83,618      4,334,757
    Universal Technical Institute, Inc................    25,153        160,225
    Value Line, Inc...................................     1,421         18,658
#*  Vera Bradley, Inc.................................    48,703        528,915
#*  Vista Outdoor, Inc................................   232,689     10,975,940
#*  Vitamin Shoppe, Inc...............................   165,386      6,079,589
#*  VOXX International Corp...........................   111,235        889,880
*   WCI Communities, Inc..............................    56,131      1,416,746
#   Wendy's Co. (The)................................. 2,361,897     24,233,063
#*  West Marine, Inc..................................   117,648      1,068,244
    Weyco Group, Inc..................................    21,754        627,820
#*  William Lyon Homes Class A........................   112,288      2,679,192
#   Winnebago Industries, Inc.........................    49,537      1,106,161
#   Wolverine World Wide, Inc.........................   426,710     12,511,137
*   Zagg, Inc.........................................   139,635      1,084,964
#*  Zumiez, Inc.......................................   150,233      3,921,081
                                                                 --------------
Total Consumer Discretionary..........................            1,049,749,654
                                                                 --------------
Consumer Staples -- (2.5%)
#   Alico, Inc........................................    17,530        785,695
*   Alliance One International, Inc...................    41,947        948,002
    Andersons, Inc. (The).............................   175,768      6,556,146
#*  Boulder Brands, Inc...............................   275,366      2,293,799
*   Bridgford Foods Corp..............................     1,048          9,327
#   Cal-Maine Foods, Inc..............................    86,038      4,659,818
#   Casey's General Stores, Inc.......................    82,126      8,394,509
*   CCA Industries, Inc...............................    24,286         61,201
*   Central Garden & Pet Co...........................    79,373        729,438
*   Central Garden & Pet Co. Class A..................   195,017      1,965,771
#   Coca-Cola Bottling Co. Consolidated...............    21,339      3,456,918
#*  Craft Brew Alliance, Inc..........................    74,931        774,037
*   Darling Ingredients, Inc..........................   505,449      6,495,020
#   Dean Foods Co.....................................   505,132      8,991,350
#*  Diamond Foods, Inc................................   156,856      5,068,017
    Edgewell Personal Care Co.........................    56,031      5,362,727
*   Energizer Holdings, Inc...........................    60,539      2,331,357
#*  Farmer Bros Co....................................     1,036         24,512
#   Fresh Del Monte Produce, Inc......................   316,135     12,493,655
    Golden Enterprises, Inc...........................    17,103         71,491
*   HRG Group, Inc....................................    93,466      1,331,890

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Staples -- (Continued)
#   Ingles Markets, Inc. Class A......................    70,714 $  3,272,644
    Ingredion, Inc....................................   366,464   32,322,125
    Inter Parfums, Inc................................   132,978    4,041,201
#*  Inventure Foods, Inc..............................    12,269      120,604
#   John B. Sanfilippo & Son, Inc.....................    43,877    2,281,165
#*  Landec Corp.......................................   144,351    1,927,086
#   Limoneira Co......................................    16,887      347,703
*   Mannatech, Inc....................................     5,132       88,784
    MGP Ingredients, Inc..............................    59,609      880,425
#*  Natural Alternatives International, Inc...........    18,397      110,474
#*  Nutraceutical International Corp..................    57,498    1,389,727
#   Oil-Dri Corp. of America..........................    20,822      546,786
#*  Omega Protein Corp................................   121,236    1,723,976
#   Orchids Paper Products Co.........................    36,421      919,266
    Pinnacle Foods, Inc...............................   578,143   25,987,528
#*  Post Holdings, Inc................................   304,125   16,343,677
*   Reliv International, Inc..........................       600          756
#   Sanderson Farms, Inc..............................    97,014    6,985,978
*   Seaboard Corp.....................................     1,712    5,949,200
#*  Seneca Foods Corp. Class A........................    36,077    1,053,088
*   Seneca Foods Corp. Class B........................       189        6,118
#   Snyder's-Lance, Inc...............................   207,666    6,753,298
    SpartanNash Co....................................   196,611    6,332,840
#*  TreeHouse Foods, Inc..............................    62,217    5,099,305
#   Universal Corp....................................   123,817    7,063,760
    Village Super Market, Inc. Class A................    21,610      619,775
    Weis Markets, Inc.................................    84,376    3,558,136
                                                                 ------------
Total Consumer Staples................................            208,530,105
                                                                 ------------
Energy -- (6.2%)
#*  Abraxas Petroleum Corp............................   141,292      265,629
    Adams Resources & Energy, Inc.....................    17,483      835,163
#   Alon USA Energy, Inc..............................   348,861    6,492,303
#*  Approach Resources, Inc...........................    87,580      340,686
#*  Arch Coal, Inc....................................   120,756       21,748
#   Atwood Oceanics, Inc..............................   225,785    4,696,328
*   Barnwell Industries, Inc..........................    21,188       49,580
#*  Basic Energy Services, Inc........................   314,155    1,897,496
#*  Bill Barrett Corp.................................   259,577    1,474,397
#*  Bonanza Creek Energy, Inc.........................   262,383    2,049,211
#   Bristow Group, Inc................................   172,898    7,789,055
#*  C&J Energy Services, Ltd..........................   220,342    2,126,300
#   California Resources Corp......................... 1,175,295    4,971,498
#*  Callon Petroleum Co...............................   338,056    2,210,886
#*  Carrizo Oil & Gas, Inc............................   260,727    9,941,521
#*  Clayton Williams Energy, Inc......................    47,834    1,926,754
#*  Cloud Peak Energy, Inc............................   346,730    1,102,601
#   Comstock Resources, Inc...........................   277,161      349,223
#   CONSOL Energy, Inc................................   371,799    6,142,119
*   Contango Oil & Gas Co.............................    57,833      530,907
#   CVR Energy, Inc...................................   154,615    5,910,931
#*  Dawson Geophysical Co.............................    97,221      401,523
    Delek US Holdings, Inc............................   287,623   10,259,512

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Energy -- (Continued)
#   Denbury Resources, Inc............................   896,480 $ 3,532,131
    DHT Holdings, Inc.................................   362,695   2,883,425
#   Diamond Offshore Drilling, Inc....................   483,749  10,618,291
#*  Dril-Quip, Inc....................................    72,060   4,209,025
#*  Emerald Oil, Inc..................................     6,068      10,255
#   Energy XXI, Ltd...................................   207,749     367,716
*   ENGlobal Corp.....................................    46,727      57,007
    EnLink Midstream LLC..............................   271,883   7,327,247
#*  EP Energy Corp. Class A...........................    81,992     686,273
*   Era Group, Inc....................................   107,285   1,816,335
    Exterran Holdings, Inc............................   427,670  10,601,939
#*  Forum Energy Technologies, Inc....................   323,865   4,948,657
#   GasLog, Ltd.......................................   316,516   4,912,328
#*  Gastar Exploration, Inc...........................   328,094     557,760
#*  Geospace Technologies Corp........................    12,180     212,419
#*  Gevo, Inc.........................................    78,210     206,474
#   Green Plains, Inc.................................   197,786   4,440,296
#   Gulf Island Fabrication, Inc......................    77,621     885,656
#   Gulfmark Offshore, Inc. Class A...................   154,301   1,453,515
*   Gulfport Energy Corp..............................   315,404  10,332,635
#*  Halcon Resources Corp.............................   245,900     270,490
#   Hallador Energy Co................................     8,540      60,122
#*  Harvest Natural Resources, Inc....................   162,017     174,978
*   Helix Energy Solutions Group, Inc.................   699,057   5,851,107
#   Helmerich & Payne, Inc............................   427,242  24,668,953
#*  Hercules Offshore, Inc............................   672,792      60,551
    HollyFrontier Corp................................   460,601  22,228,604
#*  Hornbeck Offshore Services, Inc...................   238,700   4,344,340
#*  ION Geophysical Corp..............................   244,434     193,078
#*  Jones Energy, Inc. Class A........................    24,342     171,368
#*  Key Energy Services, Inc..........................   668,121     608,057
#*  Kosmos Energy, Ltd................................    35,100     252,720
#*  Laredo Petroleum Holdings, Inc....................   104,805     898,179
#*  Matador Resources Co..............................   432,562   9,529,341
*   Matrix Service Co.................................   163,462   3,167,894
#*  McDermott International, Inc......................   371,819   1,636,004
*   Mexco Energy Corp.................................     3,247       7,663
*   Mitcham Industries, Inc...........................    57,917     239,197
#   Murphy Oil Corp...................................   172,785   5,665,620
    Nabors Industries, Ltd............................ 1,812,814  21,046,771
*   Natural Gas Services Group, Inc...................    63,236   1,272,308
*   Newfield Exploration Co...........................   977,388  32,048,553
*   Newpark Resources, Inc............................   574,487   4,153,541
#   Noble Corp. P.L.C.................................   939,702  11,229,439
    Noble Energy, Inc.................................    96,325   3,393,522
#   Nordic American Tankers, Ltd......................     3,000      45,060
#*  Northern Oil and Gas, Inc.........................   214,370   1,020,401
#*  Nuverra Environmental Solutions, Inc..............    29,663      83,650
#*  Oasis Petroleum, Inc..............................   183,692   1,768,954
#   Oceaneering International, Inc....................    52,800   2,113,056
#*  Oil States International, Inc.....................   189,456   5,704,520
#*  Overseas Shipholding Group, Inc...................   142,039     511,340
#*  Pacific Drilling SA...............................    33,011      73,945

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
#   Panhandle Oil and Gas, Inc. Class A...............  27,709 $    493,774
*   Parker Drilling Co................................ 695,762    1,767,235
#   Patterson-UTI Energy, Inc......................... 918,935   15,148,644
#   PBF Energy, Inc. Class A.......................... 472,014   14,901,482
#*  PDC Energy, Inc................................... 194,788    9,145,297
#   Peabody Energy Corp............................... 433,558      520,270
#*  Penn Virginia Corp................................ 369,181      494,703
*   PetroQuest Energy, Inc............................   3,108        4,320
#*  PHI, Inc..........................................  65,865    1,826,436
*   Pioneer Energy Services Corp...................... 374,670    1,371,292
*   PrimeEnergy Corp..................................     148        8,295
    QEP Resources, Inc................................ 316,189    4,388,703
#   Range Resources Corp.............................. 334,805   13,171,229
#*  Renewable Energy Group, Inc....................... 214,532    2,188,226
#*  Rex Energy Corp................................... 399,863      895,693
#*  Rice Energy, Inc.................................. 279,772    5,049,885
*   Ring Energy, Inc..................................  32,367      264,438
#   Rowan Cos. P.L.C. Class A......................... 849,563   14,637,971
#   RPC, Inc..........................................  53,200      654,360
#*  RSP Permian, Inc.................................. 213,197    5,287,286
#*  SandRidge Energy, Inc............................. 822,466      425,215
    Scorpio Tankers, Inc.............................. 927,441    9,960,716
#*  SEACOR Holdings, Inc.............................. 107,339    6,780,605
    SemGroup Corp. Class A............................  33,979    2,415,567
#*  Seventy Seven Energy, Inc......................... 108,350      338,052
#   Ship Finance International, Ltd................... 271,698    4,545,508
#   SM Energy Co...................................... 342,037   12,679,312
#*  Steel Excel, Inc..................................  41,689      872,968
#*  Stone Energy Corp................................. 341,057    1,974,720
    Superior Energy Services, Inc..................... 893,523   15,189,891
#*  Swift Energy Co................................... 231,376      169,182
#*  Synergy Resources Corp............................ 217,618    2,117,423
#   Teekay Corp.......................................  15,010      537,508
    Teekay Tankers, Ltd. Class A...................... 410,627    2,944,196
#   Tesco Corp........................................ 183,207    1,758,787
    Tesoro Corp.......................................  32,206    3,134,932
*   TETRA Technologies, Inc........................... 465,579    2,216,156
#   Tidewater, Inc.................................... 305,591    5,968,192
#   Transocean, Ltd................................... 186,121    2,467,964
#*  Triangle Petroleum Corp........................... 348,017    1,291,143
#*  Unit Corp......................................... 277,464    5,474,365
#*  Vaalco Energy, Inc................................ 323,054      426,431
#   W&T Offshore, Inc................................. 227,750      858,618
#*  Warren Resources, Inc............................. 280,434       99,554
#   Western Refining, Inc............................. 451,827   19,952,680
#*  Whiting Petroleum Corp............................ 830,293   17,012,704
#*  Willbros Group, Inc............................... 320,389      259,515
#   World Fuel Services Corp..........................  12,868      523,084
#*  WPX Energy, Inc................................... 910,450    7,920,915
                                                               ------------
Total Energy..........................................          528,873,523
                                                               ------------
Financials -- (23.5%)
*   1st Constitution Bancorp..........................   1,012       11,699

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    1st Source Corp................................... 102,853 $ 3,495,973
    Access National Corp..............................  18,017     349,710
    Alexander & Baldwin, Inc.......................... 251,194   9,482,573
*   Alleghany Corp....................................  61,537  29,914,982
    Alliance Bancorp, Inc. of Pennsylvania............   1,413      33,389
    Allied World Assurance Co. Holdings AG............ 567,743  23,992,819
#*  Ambac Financial Group, Inc........................ 217,306   3,485,588
    American Equity Investment Life Holding Co........ 419,663  12,396,845
    American Financial Group, Inc..................... 495,381  34,156,520
*   American Independence Corp........................     360       3,694
#   American National Bankshares, Inc.................  22,941     543,243
    American National Insurance Co....................  54,435   5,821,823
*   American River Bankshares.........................   7,244      72,947
    Ameris Bancorp.................................... 137,805   3,722,113
    AMERISAFE, Inc.................................... 108,264   5,418,613
    AmeriServ Financial, Inc..........................  36,909     124,014
    Amtrust Financial Services, Inc...................  28,912   2,009,673
*   Anchor Bancorp, Inc...............................   1,550      34,488
#*  Arch Capital Group, Ltd........................... 362,225  25,848,376
    Argo Group International Holdings, Ltd............ 176,842   9,970,352
    Arrow Financial Corp..............................   2,250      61,965
    Aspen Insurance Holdings, Ltd..................... 414,867  19,950,954
#   Associated Banc-Corp.............................. 788,240  15,536,210
    Assurant, Inc..................................... 516,790  38,552,534
    Assured Guaranty, Ltd............................. 931,100  22,774,706
*   Asta Funding, Inc.................................  60,415     504,465
    Astoria Financial Corp............................ 559,219   8,455,391
    Atlantic American Corp............................     864       3,197
#*  Atlantic Coast Financial Corp.....................   7,633      34,501
#*  Atlanticus Holdings Corp..........................  66,128     259,222
    Auburn National Bancorporation, Inc...............     692      18,559
#*  AV Homes, Inc.....................................  44,952     663,941
    Axis Capital Holdings, Ltd........................ 606,646  34,918,544
    Baldwin & Lyons, Inc. Class A.....................     453      10,745
    Baldwin & Lyons, Inc. Class B.....................  25,154     586,591
    Banc of California, Inc...........................  24,903     302,073
    Bancfirst Corp....................................  35,922   2,284,998
    Bancorp of New Jersey, Inc........................     500       5,700
#*  Bancorp, Inc. (The)............................... 195,084   1,628,951
#   BancorpSouth, Inc................................. 495,874  12,530,736
    Bank Mutual Corp.................................. 217,315   1,579,880
    Bank of Commerce Holdings.........................  10,313      59,712
    Bank of Marin Bancorp.............................     208      10,123
    BankFinancial Corp................................ 106,520   1,287,827
    Banner Corp....................................... 109,738   5,230,113
    Bar Harbor Bankshares.............................  13,370     458,591
    BBCN Bancorp, Inc................................. 408,645   6,272,701
    BCB Bancorp, Inc..................................   7,412      85,683
*   Bear State Financial, Inc.........................   4,812      44,030
*   Beneficial Bancorp, Inc........................... 261,561   3,363,674
    Berkshire Hills Bancorp, Inc...................... 151,310   4,403,121
    BNC Bancorp.......................................  38,319     862,944
#   BOK Financial Corp................................ 184,666  12,272,902

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Boston Private Financial Holdings, Inc............   426,884 $ 5,370,201
#   Bridge Bancorp, Inc...............................     9,673     250,144
    Brookline Bancorp, Inc............................   359,849   4,055,498
    Bryn Mawr Bank Corp...............................    41,146   1,186,651
    C&F Financial Corp................................     7,164     272,232
    Calamos Asset Management, Inc. Class A............    89,424   1,073,982
    California First National Bancorp.................     4,450      60,164
#   Camden National Corp..............................    13,340     537,068
    Cape Bancorp, Inc.................................     7,475      79,310
*   Capital Bank Financial Corp. Class A..............    86,034   2,578,439
#   Capital City Bank Group, Inc......................    69,431   1,072,015
#   Capitol Federal Financial, Inc....................   729,419   8,767,616
    Cardinal Financial Corp...........................   165,209   3,859,282
*   Carolina Bank Holdings, Inc.......................       600       7,410
*   Cascade Bancorp...................................   153,106     790,027
#   Cash America International, Inc...................   155,914   4,323,495
#   Cathay General Bancorp............................   410,864  13,192,843
    Centerstate Banks, Inc............................   185,535   2,586,358
#   Central Pacific Financial Corp....................   152,145   3,543,457
    Century Bancorp, Inc. Class A.....................     4,650     193,673
    Charter Financial Corp............................     1,000      12,140
    Chemical Financial Corp...........................   172,637   5,688,389
    Chemung Financial Corp............................       681      18,353
#   Chicopee Bancorp, Inc.............................     4,960      82,088
#   Cincinnati Financial Corp.........................    36,840   2,033,936
    CIT Group, Inc....................................   413,336  19,443,325
    Citizens & Northern Corp..........................       505       9,969
    Citizens Community Bancorp, Inc...................     6,617      60,281
#   Citizens Holding Co...............................     1,603      32,172
#*  Citizens, Inc.....................................    93,430     632,521
#   City Holding Co...................................    53,026   2,556,914
#   Clifton Bancorp, Inc..............................    56,735     771,596
#   CNB Financial Corp................................    13,673     237,637
#   CNO Financial Group, Inc.......................... 1,174,038  20,944,838
#   CoBiz Financial, Inc..............................   209,788   2,683,189
    Codorus Valley Bancorp, Inc.......................     1,593      32,927
    Columbia Banking System, Inc......................   295,950   9,704,200
    Comerica, Inc.....................................    15,542     737,157
#   Community Bank System, Inc........................   203,057   7,762,869
    Community Trust Bancorp, Inc......................    78,335   2,742,508
    Community West Bancshares.........................     5,040      33,768
    ConnectOne Bancorp, Inc...........................    73,283   1,565,325
#   Consolidated-Tomoka Land Co.......................    15,188     879,841
*   Consumer Portfolio Services, Inc..................   114,559     691,936
#*  Cowen Group, Inc. Class A.........................   492,486   2,782,546
*   Customers Bancorp, Inc............................   135,848   3,416,577
#   CVB Financial Corp................................   545,899   9,667,871
    Dime Community Bancshares, Inc....................   196,342   3,337,814
    Donegal Group, Inc. Class A.......................    86,283   1,283,028
*   E*TRADE Financial Corp............................   608,073  17,281,435
    Eagle Bancorp Montana, Inc........................       600       6,642
*   Eagle Bancorp, Inc................................    42,906   1,905,026
    EMC Insurance Group, Inc..........................    83,496   2,013,924

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Employers Holdings, Inc...........................   163,766 $ 3,930,384
#*  Encore Capital Group, Inc.........................   133,242   5,730,738
#   Endurance Specialty Holdings, Ltd.................   265,830  18,472,527
#*  Enova International, Inc..........................    58,292   1,053,919
#*  Enstar Group, Ltd.................................    28,239   4,517,958
#   Enterprise Bancorp, Inc...........................     7,936     174,354
    Enterprise Financial Services Corp................    57,203   1,380,308
    ESSA Bancorp, Inc.................................    34,394     441,963
    Evans Bancorp, Inc................................       615      14,914
    EverBank Financial Corp...........................   468,294   9,337,782
    Everest Re Group, Ltd.............................   111,179  20,359,098
#*  Ezcorp, Inc. Class A..............................   272,512   1,932,110
*   Farmers Capital Bank Corp.........................     9,321     238,431
    FBL Financial Group, Inc. Class A.................   134,590   7,672,976
    Federal Agricultural Mortgage Corp. Class A.......       300       8,100
    Federal Agricultural Mortgage Corp. Class C.......    62,917   1,683,030
    Federated National Holding Co.....................    62,089   1,464,680
    Fidelity & Guaranty Life..........................    11,895     309,627
    Fidelity Southern Corp............................    71,250   1,385,100
    Financial Institutions, Inc.......................    41,359   1,014,950
*   First Acceptance Corp.............................    86,504     258,647
#   First American Financial Corp.....................   422,170  17,131,659
*   First BanCorp(318672706)..........................   591,927   2,551,205
    First BanCorp(318910106)..........................    68,897   1,176,072
    First Bancorp, Inc................................    28,968     550,682
#   First Bancshares, Inc. (The)......................     1,637      28,287
    First Busey Corp..................................   371,668   2,367,525
    First Business Financial Services, Inc............     3,051     133,481
    First Citizens BancShares, Inc. Class A...........    20,844   5,343,151
    First Commonwealth Financial Corp.................   528,404   4,861,317
    First Community Bancshares, Inc...................    56,177     999,389
    First Connecticut Bancorp, Inc....................     8,522     137,375
    First Defiance Financial Corp.....................    47,543   1,828,028
    First Financial Bancorp...........................   311,566   5,922,870
#   First Financial Corp..............................    53,980   1,791,056
    First Financial Northwest, Inc....................    97,328   1,209,787
#   First Horizon National Corp.......................   501,203   7,944,068
    First Interstate Bancsystem, Inc..................   110,993   3,077,836
#*  First Marblehead Corp. (The)......................    24,327      91,713
    First Merchants Corp..............................   191,127   4,975,036
    First Midwest Bancorp, Inc........................   400,867   7,524,274
*   First NBC Bank Holding Co.........................    79,147   3,023,415
    First Niagara Financial Group, Inc................ 1,434,392  13,927,946
#   First of Long Island Corp. (The)..................       372      10,133
    First South Bancorp, Inc..........................     6,484      51,677
*   First United Corp.................................     5,808      48,903
    First West Virginia Bancorp, Inc..................        63       1,279
#   FirstMerit Corp...................................   851,230  15,952,050
*   Flagstar Bancorp, Inc.............................   160,213   3,252,324
    Flushing Financial Corp...........................   157,894   3,277,879
#   FNB Corp..........................................   913,482  12,596,917
#*  Forestar Group, Inc...............................   164,985   2,111,808
    Fox Chase Bancorp, Inc............................    31,712     541,324

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#*  FRP Holdings, Inc.................................    14,053 $   414,704
    Fulton Financial Corp.............................   990,954  12,842,764
#   FXCM, Inc. Class A................................     1,155       1,271
#   Gain Capital Holdings, Inc........................   209,224   1,460,384
#*  Genworth Financial, Inc. Class A..................   886,229   6,212,465
#   German American Bancorp, Inc......................    37,463   1,090,548
    Glacier Bancorp, Inc..............................   388,107  10,905,807
#*  Global Indemnity P.L.C............................    81,746   2,260,277
    Great Southern Bancorp, Inc.......................    56,501   2,344,792
*   Green Dot Corp. Class A...........................   153,667   3,183,980
*   Greenlight Capital Re, Ltd. Class A...............   156,832   4,363,066
#   Griffin Land & Nurseries, Inc.....................    10,781     338,092
    Guaranty Bancorp..................................    34,000     545,020
    Guaranty Federal Bancshares, Inc..................       348       5,143
*   Hallmark Financial Services, Inc..................   100,040   1,068,427
    Hancock Holding Co................................   395,972  11,570,302
    Hanmi Financial Corp..............................   167,072   4,228,592
    Hanover Insurance Group, Inc. (The)...............   239,187  19,338,269
    Hawthorn Bancshares, Inc..........................       578       8,052
    HCC Insurance Holdings, Inc.......................   342,850  26,454,306
#   HCI Group, Inc....................................    24,392   1,094,713
    Heartland Financial USA, Inc......................    72,164   2,719,140
    Heritage Commerce Corp............................    78,554     871,164
    Heritage Financial Corp...........................    68,048   1,204,450
    HF Financial Corp.................................     4,524      70,212
*   Hilltop Holdings, Inc.............................   514,366  10,827,404
    Hingham Institution for Savings...................     2,100     254,121
*   HMN Financial, Inc................................     4,634      54,218
#   Home Bancorp, Inc.................................    12,610     305,540
#   Home BancShares, Inc..............................    44,687   1,779,436
*   HomeStreet, Inc...................................   108,183   2,446,018
*   HomeTrust Bancshares, Inc.........................    20,936     358,843
    HopFed Bancorp, Inc...............................    11,678     135,815
    Horace Mann Educators Corp........................   199,944   7,046,027
    Horizon Bancorp...................................    18,575     450,630
    Hudson City Bancorp, Inc..........................    75,160     774,900
    Iberiabank Corp...................................   215,252  13,894,517
*   Imperial Holdings, Inc............................     5,841      33,002
#   Independence Holding Co...........................    61,588     805,571
    Independent Bank Corp.(453836108).................   133,947   6,477,677
    Independent Bank Corp.(453838609).................    24,000     342,240
    Independent Bank Group, Inc.......................     1,887      83,934
    Infinity Property & Casualty Corp.................    14,000   1,085,140
    Interactive Brokers Group, Inc. Class A...........   198,400   7,965,760
    International Bancshares Corp.....................   341,021   9,183,696
*   INTL. FCStone, Inc................................    98,361   2,868,207
    Investment Technology Group, Inc..................   169,035   3,439,862
#   Investors Bancorp, Inc............................ 1,771,475  21,576,565
    Investors Title Co................................     6,047     430,667
#   Janus Capital Group, Inc..........................   927,687  15,195,513
    JMP Group LLC.....................................     3,916      28,665
    Kansas City Life Insurance Co.....................       300      14,127
*   KCG Holdings, Inc. Class A........................   391,914   4,162,127

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#*  Kearny Financial Corp.............................     1,891 $    21,085
    Kemper Corp.......................................   302,124  11,698,241
    Kentucky First Federal Bancorp....................     2,420      20,328
    Kingstone Cos., Inc...............................       128         979
#*  Ladenburg Thalmann Financial Services, Inc........    16,838      51,188
    Lake Shore Bancorp, Inc...........................       406       5,410
    Lake Sunapee Bank Group...........................     6,518      97,118
    Lakeland Bancorp, Inc.............................   155,239   1,754,201
    Lakeland Financial Corp...........................    76,312   3,246,312
    Landmark Bancorp, Inc.............................     1,121      30,132
    LegacyTexas Financial Group, Inc..................   240,446   7,307,154
    Legg Mason, Inc...................................   818,529  40,386,221
#*  LendingTree, Inc..................................       247      20,481
    LNB Bancorp, Inc..................................    31,867     592,726
    Louisiana Bancorp, Inc............................    13,988     336,691
#   Macatawa Bank Corp................................   143,788     777,893
#   Maiden Holdings, Ltd..............................   377,009   6,235,729
    MainSource Financial Group, Inc...................    90,586   1,982,928
*   Malvern Bancorp, Inc..............................       500       7,565
    Marlin Business Services Corp.....................    59,297     942,229
#   MB Financial, Inc.................................   388,011  13,231,175
#*  MBIA, Inc.........................................   993,505   5,911,355
*   MBT Financial Corp................................    64,280     375,395
#   Mercantile Bank Corp..............................    41,493     854,756
#   Merchants Bancshares, Inc.........................    23,360     738,176
#   Mercury General Corp..............................    86,149   4,863,111
*   Meridian Bancorp, Inc.............................   126,948   1,655,402
    Meta Financial Group, Inc.........................    10,524     532,093
    Metro Bancorp, Inc................................    67,926   1,662,149
    Mid Penn Bancorp, Inc.............................       106       1,736
    MidSouth Bancorp, Inc.............................    26,226     365,853
    MidWestOne Financial Group, Inc...................     7,585     245,678
    Montpelier Re Holdings, Ltd.......................   288,608  12,309,131
    MutualFirst Financial, Inc........................     7,316     172,804
    NASDAQ OMX Group, Inc. (The)......................   726,050  37,050,331
    National Bank Holdings Corp. Class A..............   139,565   3,020,187
    National General Holdings Corp....................    62,610   1,433,143
#   National Interstate Corp..........................    84,489   2,134,192
    National Penn Bancshares, Inc.....................   780,718   8,369,297
    National Security Group, Inc. (The)...............     2,423      34,285
    National Western Life Insurance Co. Class A.......     6,075   1,464,014
*   Naugatuck Valley Financial Corp...................     3,979      42,575
    Navient Corp......................................   891,816  14,001,511
*   Navigators Group, Inc. (The)......................    70,482   5,510,283
#   NBT Bancorp, Inc..................................   180,392   4,875,996
    Nelnet, Inc. Class A..............................   177,778   7,002,675
#   New York Community Bancorp, Inc................... 2,196,108  41,791,935
    NewBridge Bancorp.................................    67,876     597,988
#*  NewStar Financial, Inc............................   258,751   2,993,749
*   Nicholas Financial, Inc...........................    11,697     153,114
*   NMI Holdings, Inc. Class A........................    75,642     605,136
    Northeast Bancorp.................................     5,243      54,108
    Northeast Community Bancorp, Inc..................    12,202      92,125

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#   Northfield Bancorp, Inc...........................   237,662 $ 3,579,190
    Northrim BanCorp, Inc.............................    23,576     596,237
    Northwest Bancshares, Inc.........................   509,810   6,469,489
#   Norwood Financial Corp............................       368      11,279
#   Ocean Shore Holding Co............................     6,734     100,943
    OceanFirst Financial Corp.........................    68,190   1,195,371
    OFG Bancorp.......................................   246,966   1,990,546
    Ohio Valley Banc Corp.............................     2,740      62,390
    Old National Bancorp..............................   601,364   8,653,628
#   Old Republic International Corp................... 1,371,245  22,940,929
#*  Old Second Bancorp, Inc...........................    69,220     450,622
    OneBeacon Insurance Group, Ltd. Class A...........   121,519   1,762,026
    Oneida Financial Corp.............................       100       2,070
    Oppenheimer Holdings, Inc. Class A................    21,910     497,357
    Opus Bank.........................................     7,440     291,276
    Oritani Financial Corp............................   226,119   3,552,329
    Pacific Continental Corp..........................    53,836     714,942
*   Pacific Mercantile Bancorp........................    47,631     351,993
*   Pacific Premier Bancorp, Inc......................    76,828   1,460,500
#   PacWest Bancorp...................................   579,949  26,845,839
#   Park National Corp................................    11,552   1,011,955
    Park Sterling Corp................................   146,569   1,061,160
    PartnerRe, Ltd....................................   321,083  43,654,445
#   Peapack Gladstone Financial Corp..................    34,206     759,373
#   Penns Woods Bancorp, Inc..........................     5,772     247,850
#   People's United Financial, Inc.................... 1,865,257  30,347,731
    Peoples Bancorp of North Carolina, Inc............     2,810      51,592
#   Peoples Bancorp, Inc..............................    73,848   1,553,762
*   PHH Corp..........................................   305,779   7,632,244
#*  Phoenix Cos., Inc. (The)..........................    20,457     282,307
*   PICO Holdings, Inc................................    97,780   1,205,627
    Pinnacle Financial Partners, Inc..................   184,321   9,785,602
*   Piper Jaffray Cos.................................    60,533   2,714,905
*   Popular, Inc......................................   207,281   6,346,944
    Preferred Bank....................................    31,011     977,467
    Premier Financial Bancorp, Inc....................    20,810     314,439
#   Primerica, Inc....................................   243,713  11,023,139
    PrivateBancorp, Inc...............................   369,995  15,295,593
    ProAssurance Corp.................................   220,985  10,671,366
    Prosperity Bancshares, Inc........................   347,471  18,968,442
    Provident Financial Holdings, Inc.................    34,650     557,519
    Provident Financial Services, Inc.................   332,870   6,530,909
#   Prudential Bancorp, Inc...........................     4,416      64,959
    Pulaski Financial Corp............................    33,855     437,745
    QC Holdings, Inc..................................    80,189     189,246
    QCR Holdings, Inc.................................     6,919     149,174
*   Regional Management Corp..........................    39,493     763,005
    Reinsurance Group of America, Inc.................   368,247  35,543,200
    RenaissanceRe Holdings, Ltd.......................   285,827  30,669,237
#   Renasant Corp.....................................   159,778   5,136,863
    Republic Bancorp, Inc. Class A....................    32,677     821,827
#*  Republic First Bancorp, Inc.......................     2,800       9,744
#   Resource America, Inc. Class A....................    88,834     717,779

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Riverview Bancorp, Inc............................    63,127 $   273,340
#   RLI Corp..........................................    85,388   4,715,979
    S&T Bancorp, Inc..................................   157,065   4,856,450
#*  Safeguard Scientifics, Inc........................    93,460   1,715,926
    Safety Insurance Group, Inc.......................    86,006   4,987,488
#   Sandy Spring Bancorp, Inc.........................   114,333   3,125,864
*   Seacoast Banking Corp. of Florida.................   103,523   1,547,669
*   Security National Financial Corp. Class A.........    23,340     181,352
*   Select Bancorp, Inc...............................       700       5,530
#   Selective Insurance Group, Inc....................   277,734   8,556,985
    ServisFirst Bancshares, Inc.......................     8,197     318,371
*   Shore Bancshares, Inc.............................     3,713      35,014
    SI Financial Group, Inc...........................    11,051     131,949
#   Sierra Bancorp....................................    33,307     552,896
    Simmons First National Corp. Class A..............    19,923     905,500
#   South State Corp..................................   124,009   9,637,979
*   Southcoast Financial Corp.........................     1,800      16,902
*   Southern First Bancshares, Inc....................     3,147      63,066
    Southern Missouri Bancorp, Inc....................     1,186      22,392
#   Southern National Bancorp of Virginia, Inc........     2,149      24,842
    Southside Bancshares, Inc.........................    93,828   2,563,381
    Southwest Bancorp, Inc............................    92,823   1,627,187
    Southwest Georgia Financial Corp..................     2,355      34,395
    StanCorp Financial Group, Inc.....................   213,896  24,388,422
    State Auto Financial Corp.........................   137,736   3,333,211
#   State Bank Financial Corp.........................    98,343   1,991,446
    Sterling Bancorp..................................   467,284   6,957,859
    Stewart Information Services Corp.................   117,634   4,837,110
#   Stock Yards Bancorp, Inc..........................    11,704     431,409
*   Stratus Properties, Inc...........................     1,430      21,593
    Suffolk Bancorp...................................    87,728   2,528,321
    Summit Financial Group, Inc.......................       889      10,917
    Summit State Bank.................................     2,721      36,108
#*  Sun Bancorp, Inc..................................    26,213     547,590
    Susquehanna Bancshares, Inc....................... 1,004,967  14,270,531
    Sussex Bancorp....................................       639       7,764
    Symetra Financial Corp............................   596,326  14,932,003
    Synovus Financial Corp............................   727,286  22,924,055
    Talmer Bancorp, Inc. Class A......................   125,702   2,048,943
    TCF Financial Corp................................   873,150  14,372,049
    Territorial Bancorp, Inc..........................    27,045     684,509
#*  Texas Capital Bancshares, Inc.....................   232,685  13,714,454
    Timberland Bancorp, Inc...........................    12,743     136,223
#   Tompkins Financial Corp...........................    52,523   2,838,868
#   TowneBank.........................................   189,547   3,345,505
*   Transcontinental Realty Investors, Inc............       800       9,076
    Trico Bancshares..................................   104,256   2,584,506
#*  Trinity Place Holdings, Inc.......................    37,307     258,164
#*  TriState Capital Holdings, Inc....................    26,172     330,552
#   TrustCo Bank Corp. NY.............................   488,009   3,040,296
#   Trustmark Corp....................................   349,311   8,397,436
    Two River Bancorp.................................     1,955      17,683
#   UMB Financial Corp................................   243,846  13,367,638
#   Umpqua Holdings Corp.............................. 1,131,437  20,071,692

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    Union Bankshares Corp.............................   221,878 $    5,475,949
    United Bancshares, Inc............................       466          7,340
#   United Bankshares, Inc............................   348,264     14,115,140
    United Community Bancorp..........................     1,645         22,619
    United Community Banks, Inc.......................   164,931      3,442,110
    United Community Financial Corp...................   116,370        600,469
    United Financial Bancorp, Inc.....................   243,003      3,278,110
    United Fire Group, Inc............................   121,848      4,211,067
#   United Insurance Holdings Corp....................    14,570        233,994
*   United Security Bancshares........................     2,139         10,845
    Unity Bancorp, Inc................................    10,343        101,568
#   Universal Insurance Holdings, Inc.................    89,364      2,450,361
    Univest Corp. of Pennsylvania.....................    53,001      1,056,310
    Validus Holdings, Ltd.............................   458,091     21,232,518
#   Valley National Bancorp........................... 1,072,004     10,634,280
#   Virtus Investment Partners, Inc...................     6,300        761,418
#*  Walker & Dunlop, Inc..............................   154,988      3,711,963
    Washington Federal, Inc...........................   522,645     12,167,176
#   Washington Trust Bancorp, Inc.....................    68,644      2,729,972
#   Waterstone Financial, Inc.........................   119,960      1,548,684
    Wayne Savings Bancshares, Inc.....................       520          6,677
    Webster Financial Corp............................   401,467     15,520,714
    WesBanco, Inc.....................................   196,692      6,534,108
#   West Bancorporation, Inc..........................    62,887      1,228,183
#   Westamerica Bancorporation........................    58,210      2,851,126
*   Western Alliance Bancorp..........................   260,123      8,799,961
    Westfield Financial, Inc..........................   131,049        971,073
    White Mountains Insurance Group, Ltd..............     9,418      6,649,108
    Wilshire Bancorp, Inc.............................   402,812      4,680,675
    Wintrust Financial Corp...........................   258,001     13,911,414
#   WR Berkley Corp...................................   609,332     33,951,979
#   WSFS Financial Corp...............................    81,776      2,347,789
    WVS Financial Corp................................       111          1,230
*   Yadkin Financial Corp.............................    27,869        598,069
#   Zions Bancorporation.............................. 1,182,117     36,870,229
                                                                 --------------
Total Financials......................................            2,000,932,342
                                                                 --------------
Health Care -- (5.7%)
    Aceto Corp........................................   156,205      3,659,883
#*  Acorda Therapeutics, Inc..........................    88,148      3,028,765
*   Addus HomeCare Corp...............................   112,458      3,052,110
#*  Affymetrix, Inc...................................   454,261      4,978,701
#*  Air Methods Corp..................................   129,894      5,116,525
#*  Albany Molecular Research, Inc....................   142,465      3,011,710
*   Alere, Inc........................................   361,163     17,556,133
*   Allied Healthcare Products, Inc...................     2,597          4,129
*   Allscripts Healthcare Solutions, Inc..............   872,643     12,618,418
*   Almost Family, Inc................................    52,859      2,313,110
*   Alphatec Holdings, Inc............................   147,075        200,022
#*  Amedisys, Inc.....................................   156,471      6,826,830
*   American Shared Hospital Services.................     4,548         11,961
*   AMN Healthcare Services, Inc......................    93,637      2,755,737
*   Amsurg Corp.......................................   248,914     17,857,090

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
#   Analogic Corp.....................................  63,175 $ 5,088,746
*   AngioDynamics, Inc................................ 170,848   2,648,144
#*  Anika Therapeutics, Inc...........................  62,480   2,367,992
*   Arqule, Inc.......................................   8,633      14,762
*   Arrhythmia Research Technology, Inc...............     600       3,822
*   Bio-Rad Laboratories, Inc. Class A................  63,430   9,561,438
#*  BioScrip, Inc..................................... 283,798     712,333
*   Biota Pharmaceuticals, Inc........................   4,190       9,972
#*  BioTelemetry, Inc.................................  75,144     919,011
*   Cambrex Corp...................................... 131,934   6,497,750
*   Capital Senior Living Corp........................  18,964     422,708
*   Community Health Systems, Inc..................... 600,704  35,147,191
    CONMED Corp....................................... 141,317   8,015,500
*   Cross Country Healthcare, Inc..................... 127,342   1,537,018
#   CryoLife, Inc..................................... 144,462   1,581,859
#*  Cumberland Pharmaceuticals, Inc...................  90,380     563,067
*   Cutera, Inc.......................................  68,829   1,044,824
*   Cynosure, Inc. Class A............................ 121,468   4,712,958
#*  Derma Sciences, Inc...............................   4,978      35,593
    Digirad Corp......................................  88,544     386,937
#*  Electromed, Inc...................................  14,700      26,460
#*  Emergent Biosolutions, Inc........................ 196,870   6,463,242
*   Enzo Biochem, Inc................................. 132,897     398,691
*   Exactech, Inc.....................................  45,984     918,760
*   Five Star Quality Care, Inc....................... 249,873   1,129,426
#*  Genesis Healthcare, Inc...........................  16,244      99,251
*   Greatbatch, Inc................................... 135,788   7,404,520
#*  Haemonetics Corp.................................. 260,606  10,426,846
#*  Halyard Health, Inc............................... 207,220   8,442,143
#*  Hanger, Inc....................................... 172,696   3,737,141
*   Harvard Apparatus Regenerative Technology, Inc....  18,587      21,189
#*  Harvard Bioscience, Inc........................... 170,296     832,747
*   Health Net, Inc...................................  68,156   4,556,910
#*  Healthways, Inc................................... 246,964   3,126,564
#*  HMS Holdings Corp.................................  93,781   1,080,357
#*  Hologic, Inc...................................... 200,341   8,346,206
*   Icad, Inc.........................................   4,000      13,680
*   ICU Medical, Inc..................................  77,541   7,747,897
#*  Impax Laboratories, Inc........................... 213,920  10,366,563
#*  InfuSystems Holdings, Inc.........................  17,749      55,732
*   Integra LifeSciences Holdings Corp................ 162,282  10,407,145
    Invacare Corp..................................... 169,018   2,881,757
*   IPC Healthcare, Inc...............................  89,040   4,937,268
*   Juniper Pharmaceuticals, Inc......................   1,600      16,320
    Kewaunee Scientific Corp..........................   8,388     141,757
    Kindred Healthcare, Inc........................... 429,218   8,854,767
#*  Lannett Co., Inc..................................  17,493   1,042,583
    LeMaitre Vascular, Inc............................  76,602   1,090,813
*   LHC Group, Inc....................................  92,207   3,715,020
*   LifePoint Hospitals, Inc.......................... 247,925  20,543,066
#*  Luminex Corp......................................  67,099   1,156,116
*   Magellan Health, Inc.............................. 146,083   8,851,169
#*  MedAssets, Inc.................................... 309,515   7,211,700

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
(degrees)*  MedCath Corp................................. 103,153 $         --
#*          Medicines Co. (The).......................... 208,379    6,541,017
#*          MediciNova, Inc..............................  23,798       88,529
*           Merit Medical Systems, Inc................... 225,575    5,765,697
*           Misonix, Inc.................................   4,641       43,161
#*          Molina Healthcare, Inc....................... 276,308   20,841,912
#*          Nanosphere, Inc..............................   5,900       17,582
            National Healthcare Corp.....................  31,155    1,968,996
*           Natus Medical, Inc...........................  74,936    3,384,110
#           Omnicare, Inc................................ 414,654   40,159,240
*           Omnicell, Inc................................ 203,140    7,418,673
*           Orthofix International NV....................  90,015    3,002,900
#           Owens & Minor, Inc........................... 322,942   11,354,641
            Paratek Pharmaceuticals, Inc.................   1,333       33,538
#*          PDI, Inc..................................... 111,537      237,574
*           PharMerica Corp.............................. 160,222    5,474,786
*           PhotoMedex, Inc..............................   6,849        7,602
#*          Prestige Brands Holdings, Inc................ 313,269   14,917,870
#*          Providence Service Corp. (The)...............  58,547    2,755,222
#*          Quidel Corp..................................   2,850       59,024
#*          Repligen Corp................................  41,147    1,440,556
#*          Rigel Pharmaceuticals, Inc...................  40,900      121,882
*           RTI Surgical, Inc............................ 293,014    2,133,142
#*          Sagent Pharmaceuticals, Inc..................   5,251      129,070
*           SciClone Pharmaceuticals, Inc................ 350,552    3,193,529
*           SeaSpine Holdings Corp.......................  54,094      848,194
            Select Medical Holdings Corp................. 673,639    9,720,611
            Span-America Medical Systems, Inc............   7,621      134,739
#*          Sucampo Pharmaceuticals, Inc. Class A........  33,382      727,394
*           Symmetry Surgical, Inc.......................  48,254      401,956
#*          Targacept, Inc...............................  32,485       79,913
#           Teleflex, Inc................................  42,058    5,635,351
*           Tornier NV...................................  25,808      642,361
*           Triple-S Management Corp. Class B............ 122,302    2,639,277
*           Universal American Corp...................... 414,205    3,839,680
*           VCA, Inc..................................... 165,275   10,169,371
#*          WellCare Health Plans, Inc...................  86,014    6,949,931
                                                                  ------------
Total Health Care........................................          483,185,586
                                                                  ------------
Industrials -- (16.1%)
#           AAR Corp..................................... 206,357    5,561,321
            ABM Industries, Inc.......................... 289,236    9,533,219
#           Acacia Research Corp.........................   8,595       80,879
*           ACCO Brands Corp............................. 530,469    4,339,236
*           Accuride Corp................................  53,252      216,736
            Acme United Corp.............................  12,718      231,849
            Actuant Corp. Class A........................ 306,361    7,064,685
#           ADT Corp. (The).............................. 879,525   30,369,998
#*          AECOM........................................ 773,659   23,851,907
*           Aegion Corp.................................. 188,383    3,724,332
#*          AeroCentury Corp.............................     782        6,311
#*          Aerovironment, Inc........................... 118,122    3,078,259
#           AGCO Corp.................................... 460,357   25,324,239

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   Air Lease Corp.................................... 526,324 $18,605,553
*   Air Transport Services Group, Inc................. 335,140   3,468,699
    Alamo Group, Inc..................................  63,138   3,317,271
    Alaska Air Group, Inc............................. 398,004  30,148,803
    Albany International Corp. Class A................ 147,813   5,501,600
    Allied Motion Technologies, Inc...................   8,325     175,991
*   Alpha PRO Tech, Ltd...............................  11,540      25,157
#   Altra Industrial Motion Corp...................... 150,467   3,821,862
    AMERCO............................................  84,246  30,275,485
#*  Ameresco, Inc. Class A............................  41,322     285,122
#   American Railcar Industries, Inc.................. 121,307   4,846,215
#   American Science & Engineering, Inc...............  18,221     814,296
#*  American Superconductor Corp......................   1,882       9,410
#*  American Woodmark Corp............................   4,684     308,020
*   AMREP Corp........................................   7,243      37,301
    Apogee Enterprises, Inc........................... 106,955   5,901,777
#   Applied Industrial Technologies, Inc.............. 204,024   7,881,447
*   ARC Document Solutions, Inc....................... 145,147   1,002,966
    ArcBest Corp...................................... 152,757   5,048,619
    Argan, Inc........................................  29,456   1,145,249
#*  Arotech Corp......................................  11,970      27,651
    Astec Industries, Inc............................. 117,411   4,615,426
*   Atlas Air Worldwide Holdings, Inc................. 151,882   7,465,000
*   Avalon Holdings Corp. Class A.....................   1,925       3,869
*   Avis Budget Group, Inc............................ 665,365  28,896,802
    AZZ, Inc.......................................... 127,106   6,577,735
    Barnes Group, Inc................................. 281,133  10,944,508
    Barrett Business Services, Inc....................   5,743     237,760
#*  Beacon Roofing Supply, Inc........................ 253,772   8,882,020
*   Blount International, Inc.........................   3,788      31,668
#*  BlueLinx Holdings, Inc............................ 197,471     187,597
    Brady Corp. Class A............................... 139,556   3,282,357
*   Breeze-Eastern Corp...............................  38,653     475,432
#   Briggs & Stratton Corp............................ 259,610   4,797,593
    Brink's Co. (The)................................. 187,290   5,849,067
#*  Broadwind Energy, Inc.............................   2,598       9,249
*   CAI International, Inc............................  86,585   1,217,385
#*  Casella Waste Systems, Inc. Class A...............  19,723     125,241
#*  CBIZ, Inc......................................... 254,030   2,489,494
    CDI Corp.......................................... 108,638   1,315,606
#   Ceco Environmental Corp...........................  37,972     341,748
    Celadon Group, Inc................................ 140,398   3,046,637
#*  Chart Industries, Inc............................. 138,698   3,786,455
#   Chicago Bridge & Iron Co. NV...................... 458,978  24,390,091
    Chicago Rivet & Machine Co........................   2,310      60,106
#   CIRCOR International, Inc.........................  92,748   4,436,137
#   Civeo Corp........................................ 438,749     938,923
#   CLARCOR, Inc......................................  22,361   1,345,461
#*  Clean Harbors, Inc................................ 261,121  12,930,712
    Columbus McKinnon Corp............................  99,378   2,331,408
    Comfort Systems USA, Inc.......................... 214,385   5,925,601
    Compx International, Inc..........................   5,019      59,124
#   Con-way, Inc...................................... 310,680  12,051,277

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*           Continental Materials Corp.....................     125 $     1,872
#           Copa Holdings SA Class A....................... 155,778  11,765,912
#           Covanta Holding Corp........................... 684,656  13,515,109
*           Covenant Transportation Group, Inc. Class A....  69,076   1,630,884
#*          CPI Aerostructures, Inc........................  30,852     277,668
*           CRA International, Inc.........................  46,319   1,081,085
(degrees)*  CTPartners Executive Search, Inc...............   1,700         374
            Cubic Corp.....................................  76,394   3,389,602
            Curtiss-Wright Corp............................ 255,204  17,193,093
*           DigitalGlobe, Inc.............................. 332,804   7,048,789
            Douglas Dynamics, Inc.......................... 114,596   2,351,510
*           Ducommun, Inc..................................  56,600   1,355,570
#*          Dycom Industries, Inc.......................... 160,687  10,614,983
            Dynamic Materials Corp.........................  50,637     571,185
#*          Eagle Bulk Shipping, Inc.......................   1,241      10,722
            Eastern Co. (The)..............................  16,266     282,703
            Ecology and Environment, Inc. Class A..........   8,425      95,287
            EMCOR Group, Inc............................... 238,401  11,402,720
            Encore Wire Corp............................... 114,097   3,916,950
#*          Energy Recovery, Inc...........................  57,925     152,343
            EnerSys........................................ 227,711  14,220,552
#           Engility Holdings, Inc.........................  54,800   1,200,668
            Ennis, Inc..................................... 151,640   2,544,519
            EnPro Industries, Inc.......................... 115,882   5,872,900
            ESCO Technologies, Inc......................... 127,875   4,868,201
#           Espey Manufacturing & Electronics Corp.........   7,809     209,125
            Essendant, Inc................................. 189,060   6,961,189
#*          Esterline Technologies Corp.................... 104,038   9,224,009
#*          ExOne Co. (The)................................     900       8,703
            Federal Signal Corp............................ 651,992   9,753,800
            Fluor Corp..................................... 295,874  13,832,109
*           Franklin Covey Co.............................. 119,673   2,263,016
#           Franklin Electric Co., Inc..................... 224,225   6,471,133
#           FreightCar America, Inc........................  68,228   1,314,071
#*          FTI Consulting, Inc............................ 213,859   8,751,110
#*          Fuel Tech, Inc.................................  57,322     104,326
*           Furmanite Corp.................................  84,920     553,678
            G&K Services, Inc. Class A.....................  88,220   5,783,703
#           GATX Corp...................................... 231,825  12,295,998
#*          Genco Shipping & Trading, Ltd..................  11,697      85,041
#*          Gencor Industries, Inc.........................  24,929     239,069
#           General Cable Corp............................. 318,959   5,205,411
#*          Genesee & Wyoming, Inc. Class A................ 206,505  14,707,286
*           Gibraltar Industries, Inc...................... 157,190   3,008,617
            Global Power Equipment Group, Inc..............  13,578      91,652
#           Golden Ocean Group, Ltd........................ 121,293     471,830
#*          Goldfield Corp. (The)..........................  60,139      84,195
#           Gorman-Rupp Co. (The)..........................     763      19,563
*           GP Strategies Corp.............................  76,642   2,198,859
*           GrafTech International, Ltd.................... 366,018   1,841,071
            Graham Corp....................................   5,430     102,518
            Granite Construction, Inc...................... 193,786   6,592,600
#*          Great Lakes Dredge & Dock Corp................. 321,313   1,629,057

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#   Greenbrier Cos., Inc. (The).......................   152,823 $ 6,991,652
#   Griffon Corp......................................   279,210   4,813,580
    H&E Equipment Services, Inc.......................     6,500     116,610
    Hardinge, Inc.....................................    53,303     453,076
#*  Hawaiian Holdings, Inc............................   126,019   2,737,133
    Heidrick & Struggles International, Inc...........    93,139   2,036,950
*   Heritage-Crystal Clean, Inc.......................     3,752      48,213
*   Hill International, Inc...........................   142,280     680,098
#   Houston Wire & Cable Co...........................   133,594   1,234,409
*   Hub Group, Inc. Class A...........................   194,337   8,187,418
*   Hudson Global, Inc................................   119,294     260,061
*   Hudson Technologies, Inc..........................    10,247      34,840
    Hurco Cos., Inc...................................    35,732   1,118,412
*   Huron Consulting Group, Inc.......................   117,416   8,978,802
    Hyster-Yale Materials Handling, Inc...............    63,365   4,287,910
*   ICF International, Inc............................    81,767   2,997,578
*   InnerWorkings, Inc................................    86,340     647,550
#*  Innovative Solutions & Support, Inc...............     9,704      28,918
    Insteel Industries, Inc...........................    88,788   1,450,796
*   Integrated Electrical Services, Inc...............    40,643     272,715
#   International Shipholding Corp....................    26,279     131,658
#*  Intersections, Inc................................    43,923      97,948
#*  Jacobs Engineering Group, Inc.....................   484,076  20,389,281
#*  JetBlue Airways Corp.............................. 1,594,755  36,647,470
#   Joy Global, Inc...................................   218,527   5,771,298
    Kadant, Inc.......................................    36,328   1,656,194
#   Kaman Corp........................................   139,491   5,505,710
    KAR Auction Services, Inc.........................   331,036  12,887,231
#   KBR, Inc..........................................    59,175   1,033,787
    Kelly Services, Inc. Class A......................   178,172   2,661,890
#   Kennametal, Inc...................................     5,216     165,295
*   Key Technology, Inc...............................    23,834     298,163
    Kimball International, Inc. Class B...............   161,322   1,826,165
*   Kirby Corp........................................   283,022  20,493,623
#*  KLX, Inc..........................................   128,625   5,052,390
#   Knight Transportation, Inc........................   348,822   9,432,147
    Korn/Ferry International..........................   259,815   8,698,606
#*  Kratos Defense & Security Solutions, Inc..........   289,046   1,578,191
#*  Lawson Products, Inc..............................    39,074   1,069,065
#*  Layne Christensen Co..............................    99,974     829,784
    LB Foster Co. Class A.............................    52,108   1,529,370
#*  LMI Aerospace, Inc................................    63,379     640,128
    LS Starrett Co. (The) Class A.....................    24,580     411,715
    LSI Industries, Inc...............................   123,934   1,234,383
*   Lydall, Inc.......................................    82,151   2,440,706
#*  Manitex International, Inc........................     9,272      58,599
    Manitowoc Co., Inc. (The).........................   694,318  12,268,599
    Manpowergroup, Inc................................   130,487  11,806,464
    Marten Transport, Ltd.............................   168,897   3,274,913
#*  MasTec, Inc.......................................   399,455   7,361,956
    Matson, Inc.......................................   214,371   8,879,247
    Matthews International Corp. Class A..............   169,194   9,111,097
    McGrath RentCorp..................................   118,669   3,009,446

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
*   Mfri, Inc.........................................    27,948 $   157,068
    Miller Industries, Inc............................    66,070   1,156,886
*   Mistras Group, Inc................................    67,243   1,209,702
#   Mobile Mini, Inc..................................   256,466   9,522,583
*   Moog, Inc. Class A................................   155,095  10,369,652
#*  MRC Global, Inc...................................   513,700   6,601,045
    Mueller Industries, Inc...........................   292,436   9,466,153
    Mueller Water Products, Inc. Class A..............   504,254   4,502,988
    Multi-Color Corp..................................    64,413   4,113,414
*   MYR Group, Inc....................................   118,211   3,551,058
#   National Presto Industries, Inc...................     7,322     579,610
*   Navigant Consulting, Inc..........................   245,119   3,853,271
#*  NL Industries, Inc................................    87,722     590,369
#   NN, Inc...........................................   142,581   3,255,124
#*  Northwest Pipe Co.................................    49,846     899,720
*   NV5 Holdings, Inc.................................     5,007     121,119
*   On Assignment, Inc................................   265,380  10,169,362
    Orbital ATK, Inc..................................   279,907  19,859,402
#*  Orion Energy Systems, Inc.........................    76,167     163,759
*   Orion Marine Group, Inc...........................    80,462     582,545
#   Oshkosh Corp......................................   385,882  14,100,128
    Owens Corning.....................................   708,960  31,796,856
#*  PAM Transportation Services, Inc..................    30,013   1,578,684
    Park-Ohio Holdings Corp...........................     4,261     191,362
*   Patrick Industries, Inc...........................    13,710     494,108
#*  Patriot Transportation Holding, Inc...............     4,683     109,489
*   Pendrell Corp.....................................    20,276      27,981
#*  Perma-Fix Environmental Services..................    15,435      55,257
#*  PMFG, Inc.........................................    10,524      64,723
#   Powell Industries, Inc............................    45,012   1,343,158
#*  PowerSecure International, Inc....................   101,286   1,533,470
    Preformed Line Products Co........................    20,966     722,488
#   Primoris Services Corp............................   113,359   2,057,466
    Providence and Worcester Railroad Co..............     2,567      43,639
    Quad/Graphics, Inc................................    73,990   1,217,136
    Quanex Building Products Corp.....................   180,314   3,620,705
*   Quanta Services, Inc.............................. 1,048,033  28,946,671
*   Radiant Logistics, Inc............................    21,320     135,382
#   Raven Industries, Inc.............................    20,178     392,059
*   RBC Bearings, Inc.................................    73,425   4,974,544
    RCM Technologies, Inc.............................    41,207     208,507
    Regal Beloit Corp.................................   229,551  15,937,726
*   Republic Airways Holdings, Inc....................   281,471   1,418,614
    Resources Connection, Inc.........................   192,176   3,042,146
*   Roadrunner Transportation Systems, Inc............   146,977   3,847,858
*   RPX Corp..........................................   262,782   4,067,865
    RR Donnelley & Sons Co............................    40,781     715,715
#*  Rush Enterprises, Inc. Class A....................   155,778   3,970,781
*   Rush Enterprises, Inc. Class B....................     1,650      38,247
#   Ryder System, Inc.................................   337,391  30,540,633
#*  Saia, Inc.........................................   130,975   5,686,934
    SIFCO Industries, Inc.............................    16,504     226,765
    Simpson Manufacturing Co., Inc....................   238,405   8,539,667

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#   SkyWest, Inc......................................   262,735 $ 4,350,892
*   SL Industries, Inc................................    16,927     662,692
*   SP Plus Corp......................................    36,495     954,344
*   Sparton Corp......................................    51,203   1,221,704
    SPX Corp..........................................    18,200   1,190,462
    Standex International Corp........................    62,721   4,694,040
#*  Sterling Construction Co., Inc....................    79,898     374,722
    Supreme Industries, Inc. Class A..................    29,353     241,869
    TAL International Group, Inc......................   226,960   4,493,808
*   Team, Inc.........................................   101,480   4,404,232
*   Tecumseh Products Co..............................    51,188     100,328
#   Terex Corp........................................   514,810  11,408,190
    Tetra Tech, Inc...................................   309,325   8,240,418
#   Textainer Group Holdings, Ltd.....................    10,689     242,213
*   Thermon Group Holdings, Inc.......................   107,561   2,595,447
    Timken Co. (The)..................................   144,998   4,840,033
#   Titan International, Inc..........................   253,143   2,364,356
*   Titan Machinery, Inc..............................   121,425   1,706,021
*   Transcat, Inc.....................................     5,948      56,149
*   TRC Cos., Inc.....................................    66,766     640,954
*   Trimas Corp.......................................   230,860   5,425,210
#   Trinity Industries, Inc........................... 1,065,444  31,174,891
#   Triumph Group, Inc................................   253,390  13,645,051
*   TrueBlue, Inc.....................................   187,018   4,817,584
*   Tutor Perini Corp.................................   251,783   5,269,818
    Twin Disc, Inc....................................    47,735     768,534
*   Ultralife Corp....................................    84,726     344,835
    UniFirst Corp.....................................    78,514   8,700,921
*   United Rentals, Inc...............................   136,327   9,132,546
    Universal Forest Products, Inc....................   101,566   6,449,441
#   US Ecology, Inc...................................    28,978   1,329,800
*   USA Truck, Inc....................................    53,420   1,044,895
#*  UTi Worldwide, Inc................................   162,776   1,367,318
#   Valmont Industries, Inc...........................    68,847   7,657,852
*   Vectrus, Inc......................................    12,541     290,951
#*  Veritiv Corp......................................    13,754     512,474
#*  Versar, Inc.......................................    42,347     144,403
    Viad Corp.........................................   103,782   2,975,430
*   Virco Manufacturing Corp..........................    19,199      49,725
#*  Volt Information Sciences, Inc....................    54,923     528,908
    VSE Corp..........................................    16,837     798,074
#*  Wabash National Corp..............................   345,370   4,745,384
    Waste Connections, Inc............................   583,113  29,231,455
    Watts Water Technologies, Inc. Class A............   148,944   8,260,434
#   Werner Enterprises, Inc...........................   368,070  10,394,297
#*  Wesco Aircraft Holdings, Inc......................   281,131   4,045,475
#*  WESCO International, Inc..........................   222,364  13,644,255
*   Willdan Group, Inc................................     1,532      15,810
*   Willis Lease Finance Corp.........................    12,818     213,804
#   Woodward, Inc.....................................    60,973   3,009,627

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#*  XPO Logistics, Inc................................    70,240 $    3,044,904
                                                                 --------------
Total Industrials.....................................            1,366,064,708
                                                                 --------------
Information Technology -- (10.4%)
*   Actua Corp........................................   200,062      2,946,913
*   Acxiom Corp.......................................   400,508      7,173,098
*   ADDvantage Technologies Group, Inc................    11,887         26,865
    ADTRAN, Inc.......................................   299,791      4,946,552
*   Advanced Energy Industries, Inc...................   225,227      5,898,695
#*  Agilysys, Inc.....................................    89,156        755,151
#*  Alpha & Omega Semiconductor, Ltd..................    48,459        380,403
#   American Software, Inc. Class A...................     1,980         18,256
*   Amkor Technology, Inc............................. 1,094,311      4,825,912
#*  Amtech Systems, Inc...............................    53,593        354,250
#*  ANADIGICS, Inc....................................   235,119        148,125
*   Anixter International, Inc........................    54,666      3,619,436
#*  ARRIS Group, Inc..................................   748,148     23,132,736
*   Arrow Electronics, Inc............................   533,238     31,007,790
    Astro-Med, Inc....................................    24,407        337,549
#*  Aviat Networks, Inc...............................   254,758        290,424
*   Avid Technology, Inc..............................    25,927        317,865
    Avnet, Inc........................................   698,588     29,152,077
    AVX Corp..........................................   581,790      7,836,711
*   Aware, Inc........................................    57,672        191,471
*   Axcelis Technologies, Inc.........................   166,452        491,033
*   AXT, Inc..........................................   186,167        437,492
#*  Bankrate, Inc.....................................   193,657      1,766,152
#   Bel Fuse, Inc. Class A............................     3,065         59,001
    Bel Fuse, Inc. Class B............................    48,668      1,074,589
*   Benchmark Electronics, Inc........................   298,403      6,582,770
    Black Box Corp....................................    82,688      1,294,894
*   Blucora, Inc......................................   242,863      3,441,369
*   BroadVision, Inc..................................    22,469        123,804
    Brocade Communications Systems, Inc............... 1,520,781     15,603,213
    Brooks Automation, Inc............................   335,282      3,537,225
*   Bsquare Corp......................................    55,685        358,611
*   Cabot Microelectronics Corp.......................    37,894      1,718,114
*   CACI International, Inc. Class A..................   145,150     11,921,170
#*  Calix, Inc........................................   206,814      1,743,442
*   Cartesian, Inc....................................     4,096         13,476
*   Cascade Microtech, Inc............................    76,191      1,136,008
#*  Ceva, Inc.........................................    16,891        316,368
    Checkpoint Systems, Inc...........................   183,865      1,606,980
*   CIBER, Inc........................................   402,432      1,332,050
*   Cirrus Logic, Inc.................................   306,286     10,110,501
#   ClearOne, Inc.....................................       200          2,538
*   Coherent, Inc.....................................   122,348      7,090,067
    Cohu, Inc.........................................   135,333      1,341,150
    Communications Systems, Inc.......................    39,335        395,317
    Computer Task Group, Inc..........................     9,210         64,378
    Comtech Telecommunications Corp...................   121,438      3,498,629
    Concurrent Computer Corp..........................    41,378        221,372
#   Convergys Corp....................................   590,305     14,822,559

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   CoreLogic, Inc....................................   330,878 $13,049,828
#*  Covisint Corp.....................................    23,933      71,320
#*  Cree, Inc.........................................   495,192  12,206,483
#   CSG Systems International, Inc....................   164,581   5,118,469
    CSP, Inc..........................................     3,924      26,801
    CTS Corp..........................................   162,305   3,049,711
*   CyberOptics Corp..................................    23,180     136,067
#   Cypress Semiconductor Corp........................   158,381   1,818,214
    Daktronics, Inc...................................   161,436   1,845,213
*   Datalink Corp.....................................   122,644     831,526
#*  Dealertrack Technologies, Inc.....................    12,083     749,992
#*  Demand Media, Inc.................................    64,062     381,169
*   DHI Group, Inc....................................   296,029   2,359,351
*   Digi International, Inc...........................   125,500   1,270,060
*   Digimarc Corp.....................................     2,221      88,263
*   Diodes, Inc.......................................   236,066   5,238,305
*   DSP Group, Inc....................................   113,470     990,593
    DST Systems, Inc..................................    90,232   9,848,823
*   DTS, Inc..........................................    90,721   2,584,641
    EarthLink Holdings Corp...........................   427,495   3,137,813
*   EchoStar Corp. Class A............................   225,992  10,490,549
*   Edgewater Technology, Inc.........................    32,647     231,467
    Electro Rent Corp.................................   123,962   1,245,818
    Electro Scientific Industries, Inc................   146,535     674,061
*   Electronics for Imaging, Inc......................   243,066  11,108,116
*   Emcore Corp.......................................   164,316   1,017,116
#*  EnerNOC, Inc......................................   168,327   1,385,331
*   Entegris, Inc.....................................   720,625  10,676,059
    EPIQ Systems, Inc.................................   190,683   3,155,804
*   ePlus, Inc........................................    38,437   2,956,190
*   Exar Corp.........................................   216,816   1,706,342
*   ExlService Holdings, Inc..........................   161,005   6,242,164
#*  Extreme Networks, Inc.............................    42,052      97,561
*   Fabrinet..........................................   139,066   2,581,065
*   Fairchild Semiconductor International, Inc........   720,838  10,855,820
#*  FARO Technologies, Inc............................    44,100   1,935,549
#*  Finisar Corp......................................   533,934   9,295,791
#*  First Solar, Inc..................................   693,745  30,732,903
*   Flextronics International, Ltd.................... 1,112,553  12,249,209
*   FormFactor, Inc...................................   288,192   2,083,628
*   Frequency Electronics, Inc........................    32,980     367,727
*   Global Cash Access Holdings, Inc..................   326,997   1,651,335
    Globalscape, Inc..................................    11,400      40,356
*   GSE Systems, Inc..................................    70,034     112,054
*   GSI Group, Inc....................................    72,900   1,032,993
#*  GSI Technology, Inc...............................    75,957     391,179
    Hackett Group, Inc. (The).........................   157,652   2,017,946
*   Harmonic, Inc.....................................   481,596   2,894,392
    Harris Corp.......................................     1,803     149,541
*   Higher One Holdings, Inc..........................    10,612      24,620
#*  Hutchinson Technology, Inc........................   126,079     229,464
    IAC/InterActiveCorp...............................    67,470   5,212,732
#*  ID Systems, Inc...................................    54,528     304,812

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#*  Identiv, Inc......................................     7,955 $    36,593
*   IEC Electronics Corp..............................     8,769      33,761
*   II-VI, Inc........................................   137,096   2,330,632
#*  Image Sensing Systems, Inc........................     2,900      12,644
*   Imation Corp......................................   189,229     775,839
*   Ingram Micro, Inc. Class A........................   821,873  22,379,602
*   Insight Enterprises, Inc..........................   219,712   5,930,027
*   Integrated Device Technology, Inc.................   274,918   5,253,683
    Integrated Silicon Solution, Inc..................   146,677   3,216,627
#*  Internap Corp.....................................   291,121   2,681,224
    Intersil Corp. Class A............................   714,992   7,957,861
*   inTEST Corp.......................................    12,894      55,444
#*  Intevac, Inc......................................   106,604     519,161
*   IntraLinks Holdings, Inc..........................   295,423   3,356,005
*   IntriCon Corp.....................................    10,021      71,149
*   Iteris, Inc.......................................    16,517      30,556
#*  Itron, Inc........................................   182,348   5,877,076
*   Ixia..............................................   149,698   1,976,014
    IXYS Corp.........................................   160,366   1,677,428
    Jabil Circuit, Inc................................   982,334  19,892,264
*   Kemet Corp........................................   141,037     328,616
*   Key Tronic Corp...................................    56,373     564,294
*   Kimball Electronics, Inc..........................   120,991   1,622,489
#*  Knowles Corp......................................   186,614   3,554,997
#*  Kopin Corp........................................   210,793     628,163
*   Kulicke & Soffa Industries, Inc...................   450,448   4,689,164
*   KVH Industries, Inc...............................   113,581   1,394,775
*   Lattice Semiconductor Corp........................   582,668   2,866,727
    Lexmark International, Inc. Class A...............   311,734  10,595,839
*   Limelight Networks, Inc...........................   453,672   1,710,343
*   Liquidity Services, Inc...........................    67,060     602,199
    Littelfuse, Inc...................................    43,051   3,960,692
#*  LoJack Corp.......................................    34,931     122,608
#*  Magnachip Semiconductor Corp......................    72,567     621,174
    ManTech International Corp. Class A...............   124,883   3,722,762
    Marchex, Inc. Class B.............................   145,609     669,801
    Marvell Technology Group, Ltd..................... 2,165,576  26,939,765
*   Mattson Technology, Inc...........................    83,963     240,134
*   MaxLinear, Inc. Class A...........................    48,658     529,399
#*  Maxwell Technologies, Inc.........................    89,495     410,782
    Mentor Graphics Corp..............................   553,793  14,448,459
*   Mercury Systems, Inc..............................   166,368   2,344,125
    Methode Electronics, Inc..........................   132,907   3,565,895
#   Micrel, Inc.......................................    12,302     171,613
*   Microsemi Corp....................................   429,747  14,155,866
    MKS Instruments, Inc..............................   296,987  10,543,039
    MOCON, Inc........................................    12,717     200,674
#*  ModusLink Global Solutions, Inc...................   261,730     850,623
#*  Monster Worldwide, Inc............................   477,201   3,364,267
#*  MoSys, Inc........................................    17,801      24,743
*   Multi-Fineline Electronix, Inc....................   122,127   2,181,188
*   Nanometrics, Inc..................................    48,687     666,038
*   NAPCO Security Technologies, Inc..................    72,063     423,730

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
    NCI, Inc. Class A.................................    11,516 $   129,555
#*  NCR Corp..........................................   179,306   4,938,087
*   NeoPhotonics Corp.................................   152,821   1,353,994
*   NETGEAR, Inc......................................   187,448   6,277,634
*   Newport Corp......................................   206,250   3,267,000
#*  Novatel Wireless, Inc.............................   117,883     291,171
#*  Oclaro, Inc.......................................   198,548     456,660
*   OmniVision Technologies, Inc......................   357,023   8,718,502
*   ON Semiconductor Corp............................. 1,219,267  12,948,616
    Optical Cable Corp................................    28,064      93,734
*   OSI Systems, Inc..................................   101,802   7,144,464
*   PAR Technology Corp...............................    59,048     265,126
    Park Electrochemical Corp.........................    82,669   1,459,935
#   PC Connection, Inc................................   119,590   2,653,702
    PC-Tel, Inc.......................................    42,442     299,216
*   PCM, Inc..........................................    51,256     516,148
    Perceptron, Inc...................................    42,746     374,882
*   Perficient, Inc...................................   177,009   2,872,856
    Pericom Semiconductor Corp........................   126,756   1,517,269
*   Photronics, Inc...................................   342,634   2,826,731
#*  Planar Systems, Inc...............................    88,149     366,700
    Plantronics, Inc..................................    23,955   1,391,306
*   Plexus Corp.......................................   172,394   6,575,107
*   PMC-Sierra, Inc...................................   985,904   6,714,006
*   Polycom, Inc......................................   707,419   8,050,428
*   PRGX Global, Inc..................................    40,923     171,058
*   Progress Software Corp............................   253,593   7,526,640
*   QLogic Corp.......................................   382,163   3,389,786
*   Qorvo, Inc........................................   185,179  10,731,123
*   Qualstar Corp.....................................    33,400      34,068
*   QuinStreet, Inc...................................    17,650     102,723
*   Qumu Corp.........................................    42,582     229,943
*   Radisys Corp......................................   178,325     510,010
#*  RealNetworks, Inc.................................   204,343     956,325
    Reis, Inc.........................................    45,897   1,122,641
#*  Relm Wireless Corp................................     8,250      28,149
*   RetailMeNot, Inc..................................   134,741   2,041,326
#   RF Industries, Ltd................................    30,109     128,565
    Richardson Electronics, Ltd.......................    77,071     506,356
#*  Rightside Group, Ltd..............................     2,646      18,919
*   Rofin-Sinar Technologies, Inc.....................   153,333   3,824,125
*   Rogers Corp.......................................    90,653   5,073,848
#*  Rosetta Stone, Inc................................    21,499     156,298
#*  Rovi Corp.........................................   592,392   6,510,388
#*  Rubicon Technology, Inc...........................    53,423      94,559
*   Rudolph Technologies, Inc.........................   180,009   2,019,701
*   Sanmina Corp......................................   461,918  10,194,530
*   ScanSource, Inc...................................   142,740   5,399,854
*   SciQuest, Inc.....................................    43,689     519,462
#*  Seachange International, Inc......................   199,727   1,376,119
#*  Semtech Corp......................................    43,390     763,230
#*  ServiceSource International, Inc..................    18,044      95,633
*   ShoreTel, Inc.....................................    85,307     604,827

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
*   Sigma Designs, Inc................................   181,613 $  1,883,327
#*  Silicon Laboratories, Inc.........................   204,219    9,187,813
*   SMTC Corp.........................................    30,286       50,880
#*  Sonus Networks, Inc...............................    83,566      674,378
*   StarTek, Inc......................................    60,586      227,803
#*  Super Micro Computer, Inc.........................   189,015    5,041,030
#*  support.com, Inc..................................   157,280      190,309
*   Sykes Enterprises, Inc............................   222,708    5,429,621
*   Synacor, Inc......................................    15,816       25,780
#   SYNNEX Corp.......................................   196,918   14,892,908
#*  Take-Two Interactive Software, Inc................   349,571   11,039,452
*   Tangoe, Inc.......................................    58,135      640,648
*   Tech Data Corp....................................   276,096   16,104,680
*   TechTarget, Inc...................................    28,581      247,511
*   TeleCommunication Systems, Inc. Class A...........   287,058    1,053,503
*   Telenav, Inc......................................   121,212      848,484
    TeleTech Holdings, Inc............................    48,206    1,307,829
#   Tessco Technologies, Inc..........................    39,695      979,276
    Tessera Technologies, Inc.........................   175,490    6,082,483
    TheStreet, Inc....................................   116,295      218,635
*   Tremor Video, Inc.................................    34,674       84,258
*   Trio Tech International...........................       979        2,937
#*  TTM Technologies, Inc.............................   505,171    4,612,211
*   Ultra Clean Holdings, Inc.........................   117,168      888,133
*   Ultratech, Inc....................................    91,069    1,449,818
#*  Uni-Pixel, Inc....................................     3,700        4,588
*   United Online, Inc................................    91,053    1,265,637
*   Universal Security Instruments, Inc...............     1,353        8,118
#*  Veeco Instruments, Inc............................   110,765    2,866,598
#*  ViaSat, Inc.......................................    71,611    4,439,882
    Vicon Industries, Inc.............................    22,202       29,973
*   Video Display Corp................................    10,067       10,067
*   Virtusa Corp......................................    60,464    2,898,644
#   Vishay Intertechnology, Inc.......................   785,054    9,012,420
*   Vishay Precision Group, Inc.......................    57,269      799,475
#   Wayside Technology Group, Inc.....................    12,218      238,129
*   Westell Technologies, Inc. Class A................   113,872      138,924
*   Wireless Telecom Group, Inc.......................    10,991       22,532
*   Xcerra Corp.......................................   230,626    1,449,484
*   XO Group, Inc.....................................   141,266    2,094,975
#*  Zynga, Inc. Class A............................... 4,013,102    9,952,493
                                                                 ------------
Total Information Technology..........................            882,224,141
                                                                 ------------
Materials -- (5.9%)
#   A Schulman, Inc...................................   150,332    5,596,860
    Airgas, Inc.......................................   326,612   33,320,956
#   Albemarle Corp....................................   267,134   14,478,663
#   Alcoa, Inc........................................   490,195    4,838,224
#   Allegheny Technologies, Inc.......................   317,873    6,777,052
#*  AM Castle & Co....................................   109,790      312,902
#   American Vanguard Corp............................    98,135    1,258,091
    Ampco-Pittsburgh Corp.............................    34,337      457,025
    Axiall Corp.......................................   385,042   11,331,786

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Materials -- (Continued)
    Bemis Co., Inc....................................   499,299 $22,253,756
*   Boise Cascade Co..................................   174,106   5,776,837
    Cabot Corp........................................   140,214   4,932,729
    Calgon Carbon Corp................................   267,593   4,733,720
#   Carpenter Technology Corp.........................   168,949   6,342,345
#*  Century Aluminum Co...............................   637,125   5,938,005
    Chase Corp........................................    26,318   1,006,137
*   Chemtura Corp.....................................   404,781  11,103,143
*   Clearwater Paper Corp.............................    93,401   5,496,649
*   Codexis, Inc......................................     3,757      12,210
#*  Coeur d'Alene Mines Corp..........................   589,019   2,079,237
#   Commercial Metals Co..............................   716,296  11,038,121
#*  Core Molding Technologies, Inc....................    38,734     739,045
    Cytec Industries, Inc.............................   212,027  15,738,764
    Domtar Corp.......................................   381,417  15,508,415
#*  Flotek Industries, Inc............................   112,741   1,930,126
    Friedman Industries, Inc..........................    32,585     189,319
    FutureFuel Corp...................................   155,993   1,784,560
    Globe Specialty Metals, Inc.......................     1,614      24,920
    Graphic Packaging Holding Co......................   396,845   5,992,360
#   Greif, Inc. Class A...............................    82,485   2,556,210
    Greif, Inc. Class B...............................     1,645      62,707
*   Handy & Harman, Ltd...............................     1,054      31,198
#   Hawkins, Inc......................................    12,850     468,768
    Haynes International, Inc.........................    55,502   2,362,720
#   HB Fuller Co......................................   259,286  10,386,997
#   Hecla Mining Co................................... 1,418,952   2,979,799
#*  Horsehead Holding Corp............................   164,560   1,362,557
#   Huntsman Corp..................................... 1,233,658  23,439,502
    Innophos Holdings, Inc............................   102,145   5,258,425
    Innospec, Inc.....................................   124,395   5,380,084
#*  Intrepid Potash, Inc..............................    61,541     525,560
#   Kaiser Aluminum Corp..............................    97,047   8,195,619
    KapStone Paper and Packaging Corp.................   500,280  11,706,552
    KMG Chemicals, Inc................................    58,352   1,273,824
*   Kraton Performance Polymers, Inc..................   160,154   3,286,360
#   Kronos Worldwide, Inc.............................    97,093     955,395
#*  Louisiana-Pacific Corp............................   360,125   5,308,243
#*  LSB Industries, Inc...............................   116,491   4,299,683
    Materion Corp.....................................   104,722   3,204,493
#   McEwen Mining, Inc................................   183,158     133,705
*   Mercer International, Inc.........................   329,930   3,988,854
    Minerals Technologies, Inc........................   178,212  11,539,227
    Myers Industries, Inc.............................   181,857   2,751,496
    Noranda Aluminum Holding Corp.....................   138,080      89,752
*   Northern Technologies International Corp..........     6,062      98,508
#   Olin Corp.........................................   374,679   8,613,870
#   Olympic Steel, Inc................................    61,899     750,216
    OM Group, Inc.....................................   160,504   5,437,876
#*  OMNOVA Solutions, Inc.............................   146,825     949,958
    PH Glatfelter Co..................................   246,860   5,038,413
    Reliance Steel & Aluminum Co......................   434,129  26,308,217
#*  Resolute Forest Products, Inc.....................   212,147   2,096,012

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#            Royal Gold, Inc............................    13,753 $    693,426
             Schnitzer Steel Industries, Inc. Class A...   184,695    2,901,558
             Schweitzer-Mauduit International, Inc......   156,243    6,202,847
             Sensient Technologies Corp.................    82,191    5,621,043
             Sonoco Products Co.........................   517,720   21,371,482
             Steel Dynamics, Inc........................ 1,244,035   24,918,021
             Stepan Co..................................    78,114    3,828,367
#*           Stillwater Mining Co.......................   428,324    4,077,645
             SunCoke Energy, Inc........................   327,071    4,019,703
             Synalloy Corp..............................    21,013      248,164
#            TimkenSteel Corp...........................   119,433    2,225,037
#*           Trecora Resources..........................    64,037      893,957
             Tredegar Corp..............................    29,897      504,063
#            Tronox, Ltd. Class A.......................   217,174    2,384,571
*            UFP Technologies, Inc......................       600       11,934
             United States Lime & Minerals, Inc.........    17,564      948,456
#            United States Steel Corp...................   921,499   17,941,586
#*           Universal Stainless & Alloy Products, Inc..    35,638      481,469
#            Wausau Paper Corp..........................   128,200    1,133,288
             Westlake Chemical Corp.....................       932       58,222
*            WestRock Co................................   542,647   34,219,320
             Worthington Industries, Inc................   108,373    2,932,573
                                                                   ------------
Total Materials.........................................            499,449,489
                                                                   ------------
Other -- (0.0%)
(degrees)*   FRD Acquisition Co. Escrow Shares..........    55,628           --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......   137,957           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Real Estate Investment Trusts -- (0.0%)
*            Communications Sales & Leasing, Inc........    23,509      490,163
Telecommunication Services -- (0.9%)
*            Alaska Communications Systems Group, Inc...    70,945      153,241
             Alteva, Inc................................    10,169       37,219
             Atlantic Tele-Network, Inc.................    39,141    2,768,834
#*           Boingo Wireless, Inc.......................   185,633    1,806,209
#            Consolidated Communications Holdings, Inc..    15,839      315,671
#            Frontier Communications Corp............... 4,487,524   21,181,113
#*           General Communication, Inc. Class A........   270,089    4,969,638
*            Hawaiian Telcom Holdco, Inc................     9,073      225,918
#            IDT Corp. Class B..........................    88,431    1,505,096
#*           Iridium Communications, Inc................   320,634    2,379,104
#            Lumos Networks Corp........................   103,951    1,451,156
#*           ORBCOMM, Inc...............................   267,822    1,649,783
*            Premiere Global Services, Inc..............   238,645    2,574,980
#            Shenandoah Telecommunications Co...........   149,218    5,130,115
             Spok Holdings, Inc.........................   107,732    1,802,356
             Straight Path Communications, Inc.
#*             Class B..................................    20,635      486,367
             Telephone & Data Systems, Inc..............   517,307   15,213,999

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                     ----------- --------------
Telecommunication Services -- (Continued)
#*           United States Cellular Corp............     117,994 $    4,391,737
*            Vonage Holdings Corp...................     834,180      5,330,410
#            Windstream Holdings, Inc...............     407,933      1,978,475
                                                                 --------------
Total Telecommunication Services....................                 75,351,421
                                                                 --------------
Utilities -- (0.8%)
*            Calpine Corp...........................     977,235     17,883,400
#            Consolidated Water Co., Ltd............      32,635        394,884
#*           Dynegy, Inc............................      94,511      2,462,012
#            Genie Energy, Ltd. Class B.............      75,373        780,111
#            NRG Energy, Inc........................     537,343     12,063,350
#            Ormat Technologies, Inc................     119,483      4,860,568
             UGI Corp.                                   877,175     32,051,974
                                                                 --------------
Total Utilities.....................................                 70,496,299
                                                                 --------------
TOTAL COMMON STOCKS.................................              7,165,347,431
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights...............................         200             --
(degrees)*   Furiex Pharmaceuticals Contingent
               Value Rights.........................      10,318        100,807
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights..............     270,907        682,686
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16.............................      50,591             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    783,493
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (1.8%)
             State Street Institutional Liquid
               Reserves, 0.114%..................... 157,109,675    157,109,675
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (13.9%)
(S)@         DFA Short Term Investment Fund......... 101,864,334  1,178,570,341
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,255,705,202)^^...........................             $8,501,810,940
                                                                 ==============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                  -------------- -------------- ------- --------------
Common Stocks....................
   Consumer Discretionary........ $1,049,749,654             --   --    $1,049,749,654
   Consumer Staples..............    208,530,105             --   --       208,530,105
   Energy........................    528,873,523             --   --       528,873,523
   Financials....................  2,000,932,342             --   --     2,000,932,342
   Health Care...................    483,185,586             --   --       483,185,586
   Industrials...................  1,366,064,334 $          374   --     1,366,064,708
   Information Technology........    882,224,141             --   --       882,224,141
   Materials.....................    499,449,489             --   --       499,449,489
   Other.........................             --             --   --                --
   Real Estate Investment Trusts.        490,163             --   --           490,163
   Telecommunication Services....     75,351,421             --   --        75,351,421
   Utilities.....................     70,496,299             --   --        70,496,299
Rights/Warrants..................             --        783,493   --           783,493
Temporary Cash Investments.......    157,109,675             --   --       157,109,675
Securities Lending Collateral....             --  1,178,570,341   --     1,178,570,341
                                  -------------- --------------   --    --------------
TOTAL............................ $7,322,456,732 $1,179,354,208   --    $8,501,810,940
                                  ============== ==============   ==    ==============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------------
                                                      LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                   -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary......................... $1,049,749,654             --   --    $1,049,749,654
   Consumer Staples...............................    208,530,105             --   --       208,530,105
   Energy.........................................    528,873,523             --   --       528,873,523
   Financials.....................................  2,000,923,266             --   --     2,000,923,266
   Health Care....................................    483,185,586             --   --       483,185,586
   Industrials....................................  1,366,064,334 $          374   --     1,366,064,708
   Information Technology.........................    882,224,141             --   --       882,224,141
   Materials......................................    499,449,489             --   --       499,449,489
   Other..........................................             --             --   --                --
   Real Estate Investment Trusts..................        499,239             --   --           499,239
   Telecommunication Services.....................     75,351,421             --   --        75,351,421
   Utilities......................................     70,496,299             --   --        70,496,299
Rights/Warrants...................................             --        783,493   --           783,493
Temporary Cash Investments........................    157,109,675             --   --       157,109,675
Securities Lending Collateral.....................             --  1,178,570,341   --     1,178,570,341
                                                   -------------- --------------   --    --------------
TOTAL............................................. $7,322,456,732 $1,179,354,208   --    $8,501,810,940
                                                   ============== ==============   ==    ==============

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (86.2%)

Consumer Discretionary -- (13.9%)
#*          1-800-Flowers.com, Inc. Class A..............   217,342 $ 2,162,553
            A. H. Belo Corp. Class A.....................   312,505   1,609,401
#           Aaron's, Inc................................. 1,856,275  68,645,049
#           Abercrombie & Fitch Co. Class A.............. 1,758,491  35,328,084
*           Ambassadors Group, Inc.......................    15,937      36,974
            AMC Entertainment Holdings, Inc. Class A.....    53,088   1,712,088
            AMCON Distributing Co........................     3,567     294,634
#*          American Public Education, Inc...............     4,167     107,800
*           Apollo Education Group, Inc. Class A.........    38,888     498,155
#*          Ascena Retail Group, Inc..................... 4,118,365  51,561,930
#*          Ascent Capital Group, Inc. Class A...........   140,089   5,467,674
*           Ballantyne Strong, Inc.......................   313,635   1,427,039
#*          Barnes & Noble, Inc.......................... 2,123,431  55,825,001
            Bassett Furniture Industries, Inc............   200,365   6,569,968
            Beasley Broadcast Group, Inc. Class A........    75,568     327,587
*           Belmond, Ltd. Class A........................ 3,187,508  38,600,722
(degrees)*  Big 4 Ranch, Inc.............................    73,300          --
            Big 5 Sporting Goods Corp....................   245,955   2,707,965
*           Biglari Holdings, Inc........................       111      48,264
#*          Black Diamond, Inc...........................   139,159   1,321,315
*           Books-A-Million, Inc.........................   322,657   1,038,956
#*          Boyd Gaming Corp.............................   176,532   3,016,932
#*          Bridgepoint Education, Inc...................   179,301   1,689,015
*           Build-A-Bear Workshop, Inc...................   471,107   8,220,817
#*          CafePress, Inc...............................    11,013      48,127
            Caleres, Inc.................................   379,240  12,530,090
#           Callaway Golf Co............................. 2,238,691  20,506,410
*           Cambium Learning Group, Inc..................   218,576   1,027,307
            Canterbury Park Holding Corp.................    16,406     174,068
#           Carriage Services, Inc.......................   375,289   9,018,195
*           Century Casinos, Inc.........................    53,957     333,454
*           Charles & Colvard, Ltd.......................    12,336      17,764
#           Children's Place, Inc. (The).................   428,675  24,820,282
#*          Christopher & Banks Corp.....................   317,666   1,026,061
            Churchill Downs, Inc.........................     2,204     297,672
#*          Cinedigm Corp................................   205,377     129,901
*           Citi Trends, Inc.............................   115,805   2,757,317
*           Coast Distribution System, Inc. (The)........    92,516     506,063
#*          Conn's, Inc..................................   305,446  10,543,996
            Cooper Tire & Rubber Co......................   213,344   7,025,418
#*          Cooper-Standard Holding, Inc.................    29,579   1,901,930
            Core-Mark Holding Co., Inc...................   522,030  33,185,447
#*          Crocs, Inc...................................   349,360   5,495,433
            CSS Industries, Inc..........................   258,809   7,347,588
            Culp, Inc....................................    26,354     797,209
#*          Cumulus Media, Inc. Class A.................. 2,047,263   3,377,984
*           Del Frisco's Restaurant Group, Inc...........    16,489     263,000
#*          Delta Apparel, Inc...........................   188,208   2,313,076
#           Destination Maternity Corp...................   150,158   1,482,059
#           DeVry Education Group, Inc................... 1,642,218  49,890,583
#*          Dixie Group, Inc. (The)......................   358,701   3,518,857

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
    Dover Motorsports, Inc............................   319,398 $   750,585
    Educational Development Corp......................     1,000       4,770
*   Eldorado Resorts, Inc.............................   120,966   1,022,163
#   Emerson Radio Corp................................   156,037     196,607
*   Emmis Communications Corp. Class A................   353,768     498,813
#*  Entercom Communications Corp. Class A.............   135,336   1,425,088
#   Escalade, Inc.....................................     8,076     139,392
#   Ethan Allen Interiors, Inc........................    19,709     595,015
#*  EVINE Live, Inc...................................     3,840       8,410
    EW Scripps Co. (The) Class A...................... 1,664,560  36,570,383
#*  Federal-Mogul Holdings Corp.......................   625,628   7,007,034
#   Flanigan's Enterprises, Inc.......................     4,740     139,925
    Flexsteel Industries, Inc.........................   201,131   8,029,150
#   Fred's, Inc. Class A..............................   965,055  17,409,592
    Frisch's Restaurants, Inc.........................    49,454   1,666,600
#*  FTD Cos., Inc.....................................   318,049   9,264,767
*   Full House Resorts, Inc...........................     5,132       8,057
#*  Gaiam, Inc. Class A...............................    82,438     572,120
*   Gaming Partners International Corp................    44,581     448,039
#*  Genesco, Inc......................................   136,122   8,805,732
*   Gray Television, Inc.............................. 1,753,711  29,620,179
*   Gray Television, Inc. Class A.....................    23,767     343,908
*   Green Brick Partners, Inc.........................     3,244      39,123
#   Group 1 Automotive, Inc...........................   849,486  82,374,657
#   Guess?, Inc....................................... 1,888,916  41,348,371
    Harte-Hanks, Inc.................................. 1,589,319   7,453,906
    Haverty Furniture Cos., Inc.......................   579,799  12,859,942
    Haverty Furniture Cos., Inc. Class A..............     5,701     126,505
*   Helen of Troy, Ltd................................   837,062  73,477,302
#*  hhgregg, Inc......................................    23,607      79,083
    Hooker Furniture Corp.............................   286,945   7,159,278
*   Horizon Global Corp...............................     4,863      60,885
#*  Iconix Brand Group, Inc........................... 1,916,126  41,637,418
#   International Speedway Corp. Class A..............   127,408   4,366,272
*   Intrawest Resorts Holdings, Inc...................    36,298     361,891
*   Isle of Capri Casinos, Inc........................   207,201   3,779,346
*   Jaclyn, Inc.......................................    40,909     206,590
#*  JAKKS Pacific, Inc................................   692,157   6,817,746
    Johnson Outdoors, Inc. Class A....................   207,359   4,375,275
    Journal Media Group, Inc..........................   408,095   3,301,489
#*  K12, Inc..........................................   439,348   5,795,000
#*  Kona Grill, Inc...................................    31,847     606,367
    La-Z-Boy, Inc.....................................   137,310   3,487,674
#*  Lakeland Industries, Inc..........................   143,869   1,510,625
*   LeapFrog Enterprises, Inc.........................   291,351     273,520
#*  Lee Enterprises, Inc..............................    69,744     213,417
#   Libbey, Inc.......................................   325,389  12,107,725
*   Liberty Media Corp. Class B.......................     1,761      67,649
*   Liberty TripAdvisor Holdings, Inc. Class A........   475,992  13,941,806
    Lifetime Brands, Inc..............................   381,630   5,548,900
    Lincoln Educational Services Corp.................     4,094       6,018
*   Live Nation Entertainment, Inc.................... 1,024,548  26,863,649
*   Loral Space & Communications, Inc.................    70,575   4,470,926

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
*   Luby's, Inc.......................................   692,239 $ 3,357,359
#*  M/I Homes, Inc....................................   689,055  17,281,499
    Marcus Corp. (The)................................   561,043  11,759,461
#*  MarineMax, Inc....................................   634,069  11,451,286
    Marriott Vacations Worldwide Corp.................   753,453  62,988,671
*   McClatchy Co. (The) Class A....................... 1,269,710   1,028,465
    McRae Industries, Inc. Class A....................    24,573     694,187
#   MDC Holdings, Inc................................. 1,585,669  47,348,076
#*  Media General, Inc................................   541,725   8,597,176
    Men's Wearhouse, Inc. (The).......................    39,170   2,331,398
#   Meredith Corp.....................................   261,935  12,551,925
*   Meritage Homes Corp............................... 1,144,122  51,599,902
*   Modine Manufacturing Co...........................   307,411   3,114,073
*   Monarch Casino & Resort, Inc......................    12,058     224,399
#   Movado Group, Inc.................................   471,778  11,950,137
    NACCO Industries, Inc. Class A....................   155,244   7,881,738
    National CineMedia, Inc...........................    24,440     378,820
#*  Nevada Gold & Casinos, Inc........................    83,887     135,897
*   New York & Co., Inc...............................   188,869     424,955
*   Nobility Homes, Inc...............................     3,827      37,696
*   Office Depot, Inc................................. 2,241,530  17,932,240
*   P&F Industries, Inc. Class A......................    24,537     210,773
#*  Pacific Sunwear of California, Inc................ 1,267,116     812,221
#   Penske Automotive Group, Inc......................   785,724  42,429,096
#*  Pep Boys-Manny, Moe & Jack (The).................. 1,556,165  18,440,555
*   Perfumania Holdings, Inc..........................    89,183     500,317
*   Perry Ellis International, Inc....................   468,634  11,289,393
*   Pinnacle Entertainment, Inc.......................     1,763      67,876
*   QEP Co., Inc......................................    42,217     738,375
#*  Quiksilver, Inc................................... 1,211,255     555,482
#*  Radio One, Inc. Class D...........................   623,107   1,520,381
*   RCI Hospitality Holdings, Inc.....................   300,879   3,357,810
*   Reading International, Inc. Class A...............   145,709   1,716,452
*   Red Lion Hotels Corp..............................   550,169   4,478,376
*   Regis Corp........................................ 1,856,335  27,158,181
    Remy International, Inc...........................   337,952  10,003,379
#   Rent-A-Center, Inc................................ 1,913,597  51,265,264
    Rocky Brands, Inc.................................   192,529   3,496,327
*   Ruby Tuesday, Inc................................. 1,820,728  13,364,144
#   Ryland Group, Inc. (The)..........................   425,783  19,360,353
#   Saga Communications, Inc. Class A.................   155,199   6,285,559
    Salem Media Group, Inc. Class A...................   123,057     791,257
#   Scholastic Corp................................... 1,404,546  60,521,887
#*  Sequential Brands Group, Inc......................     9,025     160,013
#*  Shiloh Industries, Inc............................   228,394   2,576,284
    Shoe Carnival, Inc................................   595,937  16,870,976
#*  Sizmek, Inc.......................................   171,648   1,331,988
*   Skechers U.S.A., Inc. Class A.....................   658,855  99,124,735
*   Skullcandy, Inc...................................   403,293   2,948,072
*   Skyline Corp......................................     1,465       4,791
#   Sonic Automotive, Inc. Class A....................   402,848   9,382,330
*   Spanish Broadcasting System, Inc. Class A.........     8,699      60,023
#   Spartan Motors, Inc...............................   751,597   3,337,091

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#   Speedway Motorsports, Inc.........................   974,852 $   20,423,149
#   Stage Stores, Inc................................. 1,128,017     19,853,099
    Standard Motor Products, Inc......................   258,894      9,467,754
#*  Standard Pacific Corp............................. 4,936,727     44,381,176
*   Stanley Furniture Co., Inc........................    93,359        285,679
*   Starz Class B.....................................     2,327         96,431
*   Steiner Leisure, Ltd..............................    32,935      1,900,350
#*  Stoneridge, Inc...................................   168,750      2,053,687
#   Strattec Security Corp............................    61,158      4,298,796
    Superior Industries International, Inc............   777,698     13,158,650
    Superior Uniform Group, Inc.......................   288,184      5,541,778
    Sypris Solutions, Inc.............................   278,004        347,505
#*  Systemax, Inc.....................................    32,965        224,821
#*  Tilly's, Inc. Class A.............................    48,161        435,857
    Time, Inc......................................... 1,383,831     30,887,108
*   Trans World Entertainment Corp....................   641,067      2,256,556
#*  TRI Pointe Group, Inc.............................   754,833     11,171,528
#*  Tuesday Morning Corp..............................   929,374      8,717,528
*   Unifi, Inc........................................   440,818     13,603,643
*   Universal Electronics, Inc........................     8,876        460,132
#   Universal Technical Institute, Inc................    71,631        456,289
*   Vista Outdoor, Inc................................    63,746      3,006,899
#*  VOXX International Corp...........................   453,975      3,631,800
*   WCI Communities, Inc..............................    43,795      1,105,386
#   Wendy's Co. (The)................................. 5,365,709     55,052,174
*   West Marine, Inc..................................   645,602      5,862,066
#   Weyco Group, Inc..................................     2,376         68,571
#*  William Lyon Homes Class A........................   351,468      8,386,026
#*  Zagg, Inc.........................................   335,203      2,604,527
                                                                 --------------
Total Consumer Discretionary..........................            1,934,765,984
                                                                 --------------
Consumer Staples -- (3.1%)
*   Alliance One International, Inc...................   164,756      3,723,486
    Andersons, Inc. (The).............................   295,974     11,039,830
*   Bridgford Foods Corp..............................    37,720        335,708
*   CCA Industries, Inc...............................    32,097         80,884
*   Central Garden & Pet Co...........................   327,825      3,012,712
*   Central Garden & Pet Co. Class A.................. 1,036,368     10,446,589
#*  Craft Brew Alliance, Inc..........................   266,314      2,751,024
*   Cuisine Solutions, Inc............................   144,977        463,926
*   Darling Ingredients, Inc.......................... 2,164,217     27,810,189
#   Dean Foods Co.....................................   519,259      9,242,810
#   Fresh Del Monte Produce, Inc...................... 1,819,097     71,890,714
    Ingles Markets, Inc. Class A......................   270,844     12,534,660
#   John B. Sanfilippo & Son, Inc.....................   214,257     11,139,221
*   Landec Corp.......................................   721,919      9,637,619
*   Mannatech, Inc....................................     3,084         53,353
#   MGP Ingredients, Inc..............................   282,277      4,169,231
*   Natural Alternatives International, Inc...........    94,109        565,125
#   Nature's Sunshine Products, Inc...................     6,244         78,237
#*  Nutraceutical International Corp..................    67,508      1,631,668
#   Oil-Dri Corp. of America..........................    73,605      1,932,867
*   Omega Protein Corp................................   625,223      8,890,671

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Staples -- (Continued)
#   Orchids Paper Products Co.........................     9,896 $    249,775
#*  Post Holdings, Inc................................ 1,122,617   60,329,438
*   Reliv International, Inc..........................    12,603       15,880
*   Revlon, Inc. Class A..............................    33,302    1,197,873
*   Seaboard Corp.....................................    18,550   64,461,250
#*  Seneca Foods Corp. Class A........................   103,962    3,034,651
*   Seneca Foods Corp. Class B........................    24,265      785,458
    Snyder's-Lance, Inc...............................   259,357    8,434,290
    SpartanNash Co.................................... 1,060,420   34,156,128
#*  TreeHouse Foods, Inc..............................   196,004   16,064,488
#   Universal Corp....................................   844,111   48,156,533
    Village Super Market, Inc. Class A................    13,422      384,943
    Weis Markets, Inc.................................    37,913    1,598,791
                                                                 ------------
Total Consumer Staples................................            430,300,022
                                                                 ------------
Energy -- (7.3%)
#*  Abraxas Petroleum Corp............................   310,822      584,345
    Adams Resources & Energy, Inc.....................   108,591    5,187,392
#   Alon USA Energy, Inc.............................. 2,431,414   45,248,615
#*  Approach Resources, Inc...........................    23,097       89,847
#   Atwood Oceanics, Inc.............................. 1,040,139   21,634,891
*   Barnwell Industries, Inc..........................   142,853      334,276
#*  Basic Energy Services, Inc........................ 1,173,483    7,087,837
#*  Bonanza Creek Energy, Inc.........................   185,674    1,450,114
#   Bristow Group, Inc................................ 1,360,200   61,277,010
#*  C&J Energy Services, Ltd..........................   302,193    2,916,163
#*  Callon Petroleum Co............................... 2,147,620   14,045,435
#*  Carrizo Oil & Gas, Inc............................   215,160    8,204,051
#*  Clayton Williams Energy, Inc......................    27,110    1,091,991
#*  Cloud Peak Energy, Inc............................ 1,431,519    4,552,230
#   Comstock Resources, Inc........................... 1,576,112    1,985,901
*   Contango Oil & Gas Co.............................   445,184    4,086,789
#   CVR Energy, Inc...................................    17,562      671,395
*   Dawson Geophysical Co.............................   383,606    1,584,293
    Delek US Holdings, Inc............................ 2,307,644   82,313,662
    DHT Holdings, Inc................................. 1,822,075   14,485,496
#   Energy XXI, Ltd................................... 1,320,781    2,337,782
#*  EP Energy Corp. Class A...........................   144,288    1,207,691
*   Era Group, Inc....................................   620,939   10,512,497
#   Exterran Holdings, Inc............................ 2,670,236   66,195,150
#*  Forum Energy Technologies, Inc....................   497,374    7,599,875
#   GasLog, Ltd.......................................   645,398   10,016,577
#*  Gastar Exploration, Inc...........................   224,646      381,898
#*  Geospace Technologies Corp........................     9,505      165,767
#   Green Plains, Inc................................. 1,209,292   27,148,605
#   Gulf Island Fabrication, Inc......................   303,472    3,462,616
#   Gulfmark Offshore, Inc. Class A...................   868,205    8,178,491
#   Hallador Energy Co................................    50,601      356,231
#*  Harvest Natural Resources, Inc....................   212,123      229,093
*   Helix Energy Solutions Group, Inc................. 3,968,094   33,212,947
#*  Hercules Offshore, Inc............................ 3,732,906      335,962
#*  Hornbeck Offshore Services, Inc................... 1,365,006   24,843,109
#*  ION Geophysical Corp..............................   277,760      219,403

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Energy -- (Continued)
#*  Key Energy Services, Inc.......................... 2,936,472 $ 2,672,483
*   Kosmos Energy, Ltd................................    44,157     317,930
#*  Laredo Petroleum Holdings, Inc....................    74,029     634,429
#*  Matador Resources Co..............................   372,727   8,211,176
*   Matrix Service Co.................................   124,735   2,417,364
#*  McDermott International, Inc...................... 2,572,775  11,320,210
*   Mexco Energy Corp.................................       733       1,730
#*  Midstates Petroleum Co., Inc......................    15,989       9,104
#*  Mitcham Industries, Inc...........................   212,817     878,934
*   Natural Gas Services Group, Inc...................   333,265   6,705,292
*   Newpark Resources, Inc............................ 2,096,865  15,160,334
    Noble Energy, Inc.................................   190,297   6,704,173
#*  Northern Oil and Gas, Inc......................... 1,269,550   6,043,058
*   Oil States International, Inc.....................   294,520   8,867,997
#*  Overseas Shipholding Group, Inc...................   776,519   2,795,468
#*  Pacific Drilling SA...............................   375,919     842,059
    Panhandle Oil and Gas, Inc. Class A...............     1,446      25,768
#*  Parker Drilling Co................................ 3,814,582   9,689,038
#   Patterson-UTI Energy, Inc......................... 2,234,792  36,840,546
#   PBF Energy, Inc. Class A.......................... 1,504,602  47,500,285
#*  PDC Energy, Inc................................... 1,464,076  68,738,368
#*  Penn Virginia Corp................................ 1,502,159   2,012,893
*   PHI, Inc.(69336T106)..............................     1,686      50,142
*   PHI, Inc.(69336T205)..............................   326,963   9,066,684
*   Pioneer Energy Services Corp...................... 2,007,531   7,347,564
#*  Renewable Energy Group, Inc....................... 1,346,994  13,739,339
#*  REX American Resources Corp.......................   234,359  12,102,299
#*  Rice Energy, Inc..................................   378,938   6,839,831
#   Rowan Cos. P.L.C. Class A......................... 2,718,105  46,832,949
#*  RSP Permian, Inc..................................   549,461  13,626,633
#*  SandRidge Energy, Inc.............................   452,269     233,823
#   Scorpio Tankers, Inc.............................. 3,425,963  36,794,843
#*  SEACOR Holdings, Inc..............................   637,884  40,295,132
#*  Seventy Seven Energy, Inc.........................   217,888     679,811
#   Ship Finance International, Ltd...................   295,576   4,944,987
#   SM Energy Co......................................   227,815   8,445,102
*   Steel Excel, Inc..................................   420,133   8,797,585
#*  Stone Energy Corp................................. 1,124,505   6,510,884
    Superior Energy Services, Inc..................... 1,356,998  23,068,966
#*  Swift Energy Co...................................   616,024     450,437
    Teekay Tankers, Ltd. Class A......................   304,436   2,182,806
#   Tesco Corp........................................   769,892   7,390,963
*   TETRA Technologies, Inc........................... 1,739,817   8,281,529
#   Tidewater, Inc....................................   532,205  10,393,964
#*  Triangle Petroleum Corp........................... 1,601,192   5,940,422
#*  Unit Corp.........................................   471,363   9,299,992
#*  Vaalco Energy, Inc................................   556,516     734,601
#   W&T Offshore, Inc.................................   929,818   3,505,414
#*  Warren Resources, Inc.............................   747,391     265,324
#*  Westmoreland Coal Co..............................    26,799     417,796
*   Willbros Group, Inc...............................   171,061     138,559
#   World Fuel Services Corp..........................    31,745   1,290,434

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Energy -- (Continued)
#*  WPX Energy, Inc................................... 1,818,559 $   15,821,463
                                                                 --------------
Total Energy..........................................            1,019,114,344
                                                                 --------------
Financials -- (22.5%)
*   1st Constitution Bancorp..........................    18,844        217,837
#   1st Source Corp...................................   598,504     20,343,151
#   A-Mark Precious Metals, Inc.......................    78,247        821,594
    Access National Corp..............................    34,367        667,063
    Alexander & Baldwin, Inc..........................   208,686      7,877,897
    Alliance Bancorp, Inc. of Pennsylvania............     2,078         49,103
#*  Altisource Asset Management Corp..................    18,447      2,445,519
#*  Ambac Financial Group, Inc........................   209,698      3,363,556
#   Ameriana Bancorp..................................    34,757        774,734
#   American Equity Investment Life Holding Co........ 2,409,931     71,189,362
*   American Independence Corp........................     8,517         87,384
#   American National Bankshares, Inc.................     1,200         28,416
    American National Insurance Co....................     6,185        661,486
*   American River Bankshares.........................   142,147      1,431,420
    AmeriServ Financial, Inc..........................   323,958      1,088,499
    Argo Group International Holdings, Ltd............ 1,118,731     63,074,054
    Aspen Insurance Holdings, Ltd..................... 1,548,289     74,457,218
#   Associated Banc-Corp.............................. 2,290,605     45,147,825
*   Asta Funding, Inc.................................   222,408      1,857,107
    Astoria Financial Corp............................ 2,668,076     40,341,309
    Atlantic American Corp............................   238,675        883,098
#*  Atlantic Coast Financial Corp.....................    14,593         65,960
#*  Atlanticus Holdings Corp..........................   262,883      1,030,501
#*  AV Homes, Inc.....................................   231,885      3,424,941
    Baldwin & Lyons, Inc. Class A.....................     3,124         74,101
    Baldwin & Lyons, Inc. Class B.....................   367,372      8,567,115
    Banc of California, Inc...........................   122,736      1,488,788
#   Bancorp of New Jersey, Inc........................       400          4,560
#*  Bancorp, Inc. (The)...............................   316,783      2,645,138
    Bank Mutual Corp..................................   295,784      2,150,350
    Bank of Commerce Holdings.........................    15,477         89,612
    BankFinancial Corp................................   522,045      6,311,524
    Banner Corp.......................................    94,122      4,485,855
    Bar Harbor Bankshares.............................       795         27,269
    BBCN Bancorp, Inc.................................   245,675      3,771,111
#*  BBX Capital Corp. Class A.........................    73,038      1,166,417
    BCB Bancorp, Inc..................................    25,972        300,236
#*  Bear State Financial, Inc.........................   115,425      1,056,139
    Berkshire Bancorp, Inc............................     4,650         36,619
    Berkshire Hills Bancorp, Inc......................   631,498     18,376,592
*   BNCCORP, Inc......................................    29,762        514,883
    Boston Private Financial Holdings, Inc............   117,154      1,473,797
    Brookline Bancorp, Inc............................ 1,357,068     15,294,156
    C&F Financial Corp................................    14,960        568,480
#   Calamos Asset Management, Inc. Class A............   167,512      2,011,819
    California First National Bancorp.................   142,816      1,930,872
#   Camden National Corp..............................     2,689        108,259
#   Cape Bancorp, Inc.................................    38,764        411,286
#*  Capital Bank Financial Corp. Class A..............   138,518      4,151,384

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   Capital City Bank Group, Inc........................    63,602 $    982,015
#   Capitol Federal Financial, Inc...................... 2,308,424   27,747,256
*   Carolina Bank Holdings, Inc.........................     4,214       52,043
*   Cascade Bancorp.....................................   339,284    1,750,705
#   Cash America International, Inc.....................   631,079   17,499,821
#   Cathay General Bancorp.............................. 1,105,060   35,483,477
    Centerstate Banks, Inc..............................    78,175    1,089,760
    Central Pacific Financial Corp......................   129,570    3,017,685
    Century Bancorp, Inc. Class A.......................    19,731      821,796
    Charter Financial Corp..............................     8,370      101,612
    Chemical Financial Corp.............................   661,815   21,806,804
#   Chicopee Bancorp, Inc...............................    38,643      639,542
    Citizens Community Bancorp, Inc.....................    42,530      387,448
*   Citizens First Corp.................................     5,422       68,588
#   Clifton Bancorp, Inc................................    51,994      707,118
#   CNO Financial Group, Inc............................ 7,952,170  141,866,713
    Codorus Valley Bancorp, Inc.........................    17,523      362,200
*   Colony Bankcorp, Inc................................    12,037      107,611
*   Community Bankers Trust Corp........................       300        1,503
    Community Trust Bancorp, Inc........................     8,871      310,574
    Community West Bancshares...........................    23,717      158,904
*   Consumer Portfolio Services, Inc....................   328,996    1,987,136
#*  Cowen Group, Inc. Class A........................... 1,405,566    7,941,448
*   Customers Bancorp, Inc..............................    45,973    1,156,221
    Dime Community Bancshares, Inc......................   152,018    2,584,306
    Donegal Group, Inc. Class A.........................   490,711    7,296,873
    Donegal Group, Inc. Class B.........................    54,693    1,088,664
    Eagle Bancorp Montana, Inc..........................     1,125       12,454
    Eastern Virginia Bankshares, Inc....................    22,219      139,980
    EMC Insurance Group, Inc............................   439,179   10,592,997
    Employers Holdings, Inc.............................    84,169    2,020,056
    Endurance Specialty Holdings, Ltd................... 1,512,003  105,069,088
#*  Enova International, Inc............................    92,532    1,672,979
#*  Enstar Group, Ltd...................................     7,000    1,119,930
#   Enterprise Bancorp, Inc.............................     4,006       88,012
    Enterprise Financial Services Corp..................    94,126    2,271,260
    ESSA Bancorp, Inc...................................   176,522    2,268,308
    Evans Bancorp, Inc..................................     5,783      140,238
#*  Ezcorp, Inc. Class A................................   659,836    4,678,237
*   Farmers Capital Bank Corp...........................    57,164    1,462,255
    FBL Financial Group, Inc. Class A...................   789,710   45,021,367
    Federal Agricultural Mortgage Corp. Class A.........     3,592       96,984
    Federal Agricultural Mortgage Corp. Class C.........   264,140    7,065,745
#   Federated National Holding Co.......................    60,199    1,420,094
    Fidelity Southern Corp..............................    54,595    1,061,327
    Financial Institutions, Inc.........................   197,676    4,850,969
*   First Acceptance Corp...............................   865,637    2,588,255
#   First American Financial Corp....................... 1,900,916   77,139,171
*   First BanCorp(318672706)............................ 1,244,746    5,364,855
    First BanCorp(318910106)............................   103,348    1,764,150
    First Bancorp of Indiana, Inc.......................     5,430       91,224
    First Bancorp, Inc..................................     1,656       31,481
#*  First Bancshares, Inc...............................    22,105      171,314

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
            First Bancshares, Inc. (The).................     2,580 $    44,582
            First Business Financial Services, Inc.......    22,303     975,756
            First Citizens BancShares, Inc. Class A......    17,455   4,474,415
            First Commonwealth Financial Corp............ 2,467,837  22,704,100
            First Community Bancshares, Inc..............   108,715   1,934,040
            First Connecticut Bancorp, Inc...............    14,145     228,017
            First Defiance Financial Corp................   212,253   8,161,128
            First Federal of Northern Michigan Bancorp,
              Inc........................................    31,310     193,183
#           First Financial Corp.........................   162,635   5,396,229
            First Financial Northwest, Inc...............   246,230   3,060,639
            First Interstate Bancsystem, Inc.............   368,382  10,215,233
#*          First Marblehead Corp. (The).................     3,318      12,509
            First Merchants Corp.........................   900,407  23,437,594
            First Midwest Bancorp, Inc................... 1,602,251  30,074,251
(degrees)*  First Place Financial Corp...................   203,821           8
            First South Bancorp, Inc.....................     8,902      70,949
*           First United Corp............................    70,785     596,010
#           First West Virginia Bancorp, Inc.............     9,474     192,322
            FirstMerit Corp..............................   850,321  15,935,016
*           Flagstar Bancorp, Inc........................   162,092   3,290,468
#           Flushing Financial Corp......................   425,546   8,834,335
#           FNB Corp..................................... 2,274,818  31,369,740
#*          Forestar Group, Inc..........................   313,909   4,018,035
            Fox Chase Bancorp, Inc.......................    45,440     775,661
#*          FRP Holdings, Inc............................     7,369     217,459
            Fulton Financial Corp........................ 4,194,256  54,357,558
*           GAINSCO, Inc.................................       100       1,400
*           Global Indemnity P.L.C.......................   258,047   7,135,000
            Great Southern Bancorp, Inc..................     4,777     198,246
*           Greenlight Capital Re, Ltd. Class A..........   216,969   6,036,078
#           Griffin Industrial Realty, Inc...............    20,082     629,772
            Guaranty Bancorp.............................    29,815     477,934
            Guaranty Federal Bancshares, Inc.............    32,452     479,641
*           Hallmark Financial Services, Inc.............   453,342   4,841,693
#           Hancock Holding Co...........................   728,802  21,295,594
#           Hanover Insurance Group, Inc. (The).......... 1,233,815  99,753,943
            Harleysville Savings Financial Corp..........    14,292     262,973
            Hawthorn Bancshares, Inc.....................    30,493     424,767
            Heartland Financial USA, Inc.................    11,932     449,598
            Heritage Commerce Corp.......................   204,427   2,267,095
            Heritage Financial Corp......................    88,615   1,568,486
            HF Financial Corp............................   127,909   1,985,148
*           Hilltop Holdings, Inc........................   909,258  19,139,881
            Hingham Institution for Savings..............     1,632     197,488
*           HMN Financial, Inc...........................   102,799   1,202,748
            Home Bancorp, Inc............................     6,475     156,889
*           HomeStreet, Inc..............................    67,981   1,537,050
*           HomeTrust Bancshares, Inc....................    51,663     885,504
            HopFed Bancorp, Inc..........................    72,033     837,744
            Horace Mann Educators Corp...................   975,976  34,393,394
#           Horizon Bancorp..............................    35,574     863,025
            Iberiabank Corp..............................   397,231  25,641,261
#*          Imperial Holdings, Inc.......................    75,228     425,038

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#   Independence Holding Co...........................   283,929 $ 3,713,791
    Independent Bank Corp.............................    44,809     638,976
    Infinity Property & Casualty Corp.................   465,530  36,083,230
    International Bancshares Corp.....................   933,626  25,142,548
*   INTL. FCStone, Inc................................    41,831   1,219,792
    Investment Technology Group, Inc..................   243,447   4,954,146
    Investors Title Co................................    43,302   3,083,968
#   Janus Capital Group, Inc.......................... 2,754,215  45,114,042
    JMP Group LLC.....................................    63,919     467,887
*   KCG Holdings, Inc. Class A........................   486,162   5,163,040
#   Kemper Corp....................................... 1,725,675  66,818,136
    Lake Shore Bancorp, Inc...........................       697       9,288
#   Lake Sunapee Bank Group...........................    90,405   1,347,035
    Lakeland Bancorp, Inc.............................   226,757   2,562,354
    Landmark Bancorp, Inc.............................    26,876     722,427
#*  LendingTree, Inc..................................   121,941  10,111,348
    LNB Bancorp, Inc..................................   215,712   4,012,243
    Louisiana Bancorp, Inc............................     1,005      24,190
#   Macatawa Bank Corp................................   147,154     796,103
*   Magyar Bancorp, Inc...............................    36,773     383,359
#   Maiden Holdings, Ltd.............................. 1,546,073  25,572,047
    MainSource Financial Group, Inc...................   511,806  11,203,433
*   Malvern Bancorp, Inc..............................     1,022      15,463
    Marlin Business Services Corp.....................   347,827   5,526,971
*   Maui Land & Pineapple Co., Inc....................    12,148      62,805
    MB Financial, Inc................................. 1,683,606  57,410,965
#*  MBIA, Inc......................................... 7,256,619  43,176,883
*   MBT Financial Corp................................   358,206   2,091,923
    Mercantile Bank Corp..............................   214,527   4,419,256
*   Meridian Bancorp, Inc.............................    46,090     601,014
    Meta Financial Group, Inc.........................    53,029   2,681,146
    Metro Bancorp, Inc................................   396,279   9,696,947
#   Mid Penn Bancorp, Inc.............................     4,664      76,396
#   MidSouth Bancorp, Inc.............................    15,212     212,207
    MidWestOne Financial Group, Inc...................    10,534     341,196
    Montpelier Re Holdings, Ltd....................... 1,973,132  84,154,080
*   MSB Financial Corp................................     3,518      41,164
    MutualFirst Financial, Inc........................   140,766   3,324,893
    National Bank Holdings Corp. Class A..............   170,893   3,698,125
    National Penn Bancshares, Inc.....................   748,978   8,029,044
    National Security Group, Inc. (The)...............    11,290     159,754
    National Western Life Insurance Co. Class A.......    64,881  15,635,672
*   Navigators Group, Inc. (The)......................   464,364  36,303,978
#   NBT Bancorp, Inc..................................    66,300   1,792,089
    Nelnet, Inc. Class A..............................   466,217  18,364,288
    NewBridge Bancorp.................................   119,114   1,049,394
#*  NewStar Financial, Inc............................   500,479   5,790,542
*   Nicholas Financial, Inc...........................    34,422     450,584
    Northeast Bancorp.................................    13,957     144,036
    Northeast Community Bancorp, Inc..................    10,981      82,907
#   Northfield Bancorp, Inc...........................   496,951   7,484,082
#   Northrim BanCorp, Inc.............................   142,013   3,591,509
#   Northway Financial, Inc...........................     7,359     155,864

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Northwest Bancshares, Inc......................... 2,309,102 $29,302,504
#   Norwood Financial Corp............................       504      15,448
#   Ocean Shore Holding Co............................    18,712     280,493
    OceanFirst Financial Corp.........................     1,400      24,542
#   OFG Bancorp....................................... 1,138,262   9,174,392
#   Old Line Bancshares, Inc..........................    39,695     627,975
    Old National Bancorp.............................. 1,523,634  21,925,093
#*  Old Second Bancorp, Inc...........................   317,787   2,068,793
    OneBeacon Insurance Group, Ltd. Class A...........    22,366     324,307
#   Oppenheimer Holdings, Inc. Class A................    86,061   1,953,585
    Oritani Financial Corp............................    42,849     673,158
    Pacific Continental Corp..........................    58,923     782,497
*   Pacific Mercantile Bancorp........................   101,913     753,137
    Park Sterling Corp................................   753,027   5,451,915
#*  Patriot National Bancorp, Inc.....................     7,682     130,440
    Peoples Bancorp of North Carolina, Inc............    32,318     593,358
#   Peoples Bancorp, Inc..............................   295,824   6,224,137
*   PHH Corp.......................................... 2,023,848  50,515,246
#*  Phoenix Cos., Inc. (The)..........................   103,253   1,424,891
*   PICO Holdings, Inc................................     8,709     107,382
#   Pinnacle Financial Partners, Inc..................   387,642  20,579,914
*   Piper Jaffray Cos.................................   341,183  15,302,058
    Preferred Bank....................................    28,498     898,257
    Premier Financial Bancorp, Inc....................   154,104   2,328,511
    ProAssurance Corp.................................   306,894  14,819,911
    Provident Financial Holdings, Inc.................   194,169   3,124,179
    Provident Financial Services, Inc................. 2,304,932  45,222,766
    Prudential Bancorp, Inc...........................        94       1,383
    PSB Holdings, Inc.................................     2,619      22,183
    Pulaski Financial Corp............................   233,961   3,025,116
#   QC Holdings, Inc..................................     1,979       4,670
    QCR Holdings, Inc.................................     2,479      53,447
#*  Regional Management Corp..........................    59,802   1,155,375
#   Renasant Corp.....................................   545,765  17,546,345
    Republic Bancorp, Inc. Class A....................    17,452     438,918
#*  Republic First Bancorp, Inc.......................    67,748     235,763
#   Resource America, Inc. Class A....................   467,203   3,775,000
    Riverview Bancorp, Inc............................   460,438   1,993,697
*   Royal Bancshares of Pennsylvania, Inc. Class A....    16,564      31,637
#*  Safeguard Scientifics, Inc........................   215,964   3,965,099
    Safety Insurance Group, Inc.......................   423,115  24,536,439
    Salisbury Bancorp, Inc............................     3,107      92,837
#   Sandy Spring Bancorp, Inc.........................   350,367   9,579,034
    SB Financial Group, Inc...........................    33,863     374,525
*   Security National Financial Corp. Class A.........    13,630     105,905
*   Select Bancorp, Inc...............................    40,342     318,702
    Selective Insurance Group, Inc.................... 1,864,419  57,442,749
*   Shore Bancshares, Inc.............................    10,316      97,280
    SI Financial Group, Inc...........................     8,587     102,529
*   Siebert Financial Corp............................    39,339      66,483
    Sierra Bancorp....................................   218,146   3,621,224
#*  Southcoast Financial Corp.........................   123,556   1,160,191
*   Southern First Bancshares, Inc....................    67,157   1,345,826

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    Southern Missouri Bancorp, Inc....................       400 $        7,552
#   Southern National Bancorp of Virginia, Inc........     5,903         68,239
    Southwest Bancorp, Inc............................   403,181      7,067,763
    Southwest Georgia Financial Corp..................     1,652         24,127
    StanCorp Financial Group, Inc.....................   882,554    100,628,807
    State Auto Financial Corp.........................   838,832     20,299,734
    Sterling Bancorp.................................. 1,371,678     20,424,285
    Stewart Information Services Corp.................   626,012     25,741,613
*   Stratus Properties, Inc...........................   122,308      1,846,851
    Summit State Bank.................................     8,558        113,565
#*  Sun Bancorp, Inc..................................   108,865      2,274,190
    Susquehanna Bancshares, Inc....................... 6,431,043     91,320,811
#   Sussex Bancorp....................................    30,750        373,613
    Symetra Financial Corp............................ 1,946,825     48,748,498
    Synovus Financial Corp............................   578,619     18,238,071
    TCF Financial Corp................................   152,187      2,504,998
#   Territorial Bancorp, Inc..........................    21,411        541,912
#   Timberland Bancorp, Inc...........................   186,434      1,992,979
#*  Trinity Place Holdings, Inc.......................   363,438      2,514,991
#*  TriState Capital Holdings, Inc....................    29,587        373,684
#   Trustmark Corp....................................   640,063     15,387,115
#   Umpqua Holdings Corp.............................. 3,564,936     63,241,965
*   Unico American Corp...............................   145,800      1,358,856
#   Union Bankshares Corp.............................   731,283     18,048,064
    United Bancshares, Inc............................     9,093        143,215
    United Community Bancorp..........................     2,815         38,706
    United Community Banks, Inc.......................    74,451      1,553,792
    United Community Financial Corp...................   614,028      3,168,384
    United Financial Bancorp, Inc.....................   379,338      5,117,270
    United Fire Group, Inc............................   859,292     29,697,132
*   United Security Bancshares........................    46,310        234,792
    Unity Bancorp, Inc................................    57,080        560,526
#   Universal Insurance Holdings, Inc.................   180,089      4,938,040
#   Valley National Bancorp...........................    15,989        158,611
    VSB Bancorp, Inc..................................       833         10,408
#*  Walker & Dunlop, Inc..............................    54,911      1,315,118
#   Washington Federal, Inc........................... 2,800,251     65,189,843
#   Waterstone Financial, Inc.........................   193,387      2,496,626
    Wayne Savings Bancshares, Inc.....................    22,033        282,904
    Webster Financial Corp............................ 2,636,878    101,941,703
#   WesBanco, Inc.....................................   657,411     21,839,193
#   West Bancorporation, Inc..........................    51,895      1,013,509
*   Western Alliance Bancorp..........................    13,825        467,700
    Westfield Financial, Inc..........................   436,557      3,234,887
#   Wintrust Financial Corp........................... 1,504,553     81,125,498
#   WSFS Financial Corp...............................    21,702        623,064
    WVS Financial Corp................................     1,740         19,279
*   Yadkin Financial Corp.............................    25,879        555,363
    Your Community Bankshares, Inc....................     1,079         31,615
                                                                 --------------
Total Financials......................................            3,137,551,843
                                                                 --------------
Health Care -- (5.9%)
    Aceto Corp........................................   367,003      8,598,880

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*            Addus HomeCare Corp........................    23,468 $    636,922
#*           Affymetrix, Inc............................    25,751      282,231
#*           Albany Molecular Research, Inc.............   427,045    9,027,731
*            Alere, Inc.................................   975,710   47,429,263
*            Allied Healthcare Products, Inc............   206,631      328,543
#*           Allscripts Healthcare Solutions, Inc....... 1,649,550   23,852,493
*            Almost Family, Inc.........................   161,848    7,082,469
*            Alphatec Holdings, Inc.....................   149,915      203,884
#*           Amedisys, Inc..............................   497,168   21,691,440
*            American Shared Hospital Services..........    87,469      230,044
#*           Amsurg Corp................................   949,461   68,114,332
#*           AngioDynamics, Inc.........................   950,112   14,726,736
*            Arrhythmia Research Technology, Inc........     5,407       34,443
#*           Bioanalytical Systems, Inc.................     9,691       13,374
#*           BioScrip, Inc..............................   505,950    1,269,935
#*           BioTelemetry, Inc..........................   117,872    1,441,575
#*           Capital Senior Living Corp.................    21,271      474,131
#            CONMED Corp................................   829,382   47,042,547
*            Cross Country Healthcare, Inc..............   817,487    9,867,068
#            CryoLife, Inc..............................   238,315    2,609,549
#*           Cumberland Pharmaceuticals, Inc............    34,674      216,019
*            Cutera, Inc................................   381,112    5,785,280
*            Cynosure, Inc. Class A.....................    33,531    1,301,003
             Digirad Corp...............................   253,185    1,106,418
#*           Emergent Biosolutions, Inc.................   108,777    3,571,149
#*           Endocyte, Inc..............................       697        3,597
#*           Enzo Biochem, Inc..........................   412,137    1,236,411
*            Exactech, Inc..............................    51,545    1,029,869
*            Five Star Quality Care, Inc................ 1,183,154    5,347,856
#*           Genesis Healthcare, Inc....................    27,648      168,929
*            Greatbatch, Inc............................   588,829   32,108,845
#*           Halyard Health, Inc........................   545,579   22,226,888
#*           Hanger, Inc................................   382,347    8,273,989
*            Harvard Apparatus Regenerative Technology,
               Inc......................................    43,963       50,118
*            Harvard Bioscience, Inc....................   143,837      703,363
*            Health Net, Inc............................   669,611   44,770,192
#*           Healthways, Inc............................   525,050    6,647,133
#*           InfuSystems Holdings, Inc..................     2,117        6,647
#            Invacare Corp..............................   602,156   10,266,760
#*           Iridex Corp................................    51,763      370,623
*            Juniper Pharmaceuticals, Inc...............     7,167       73,103
             Kewaunee Scientific Corp...................    68,740    1,161,706
             Kindred Healthcare, Inc.................... 2,074,061   42,787,878
#*           Lannett Co., Inc...........................    44,753    2,667,279
             LeMaitre Vascular, Inc.....................    65,887      938,231
*            LHC Group, Inc.............................   162,221    6,535,884
*            LifePoint Hospitals, Inc................... 1,739,652  144,147,565
*            Magellan Health, Inc.......................   711,359   43,101,242
#*           MedAssets, Inc.............................    17,474      407,144
(degrees)#*  MedCath Corp...............................   622,045           --
#*           MediciNova, Inc............................    18,700       69,564
*            Merit Medical Systems, Inc.................   266,182    6,803,612
*            Misonix, Inc...............................   131,503    1,222,978

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Health Care -- (Continued)
#*  Molina Healthcare, Inc............................   116,849 $  8,813,920
    National Healthcare Corp..........................     2,242      141,694
*   Natus Medical, Inc................................    73,352    3,312,576
#*  PDI, Inc..........................................   294,287      626,831
*   PharMerica Corp...................................   794,648   27,153,122
*   Prestige Brands Holdings, Inc..................... 1,231,277   58,633,411
#*  RadNet, Inc.......................................    49,322      329,964
*   Retractable Technologies, Inc.....................    27,674      107,929
#*  Rigel Pharmaceuticals, Inc........................    36,828      109,747
#*  RTI Surgical, Inc.................................   702,204    5,112,045
#   Select Medical Holdings Corp......................   424,236    6,121,726
#*  Stereotaxis, Inc..................................     2,235        3,218
#*  Sucampo Pharmaceuticals, Inc. Class A.............   178,399    3,887,314
*   Symmetry Surgical, Inc............................   250,848    2,089,564
#*  Triple-S Management Corp. Class B.................   737,135   15,907,373
*   Universal American Corp........................... 2,008,603   18,619,750
*   VCA, Inc..........................................    64,827    3,988,805
#*  WellCare Health Plans, Inc........................    58,321    4,712,337
                                                                 ------------
Total Health Care.....................................            819,736,191
                                                                 ------------
Industrials -- (15.7%)
#   AAR Corp.......................................... 1,217,403   32,809,011
    ABM Industries, Inc...............................   566,750   18,680,080
*   ACCO Brands Corp.................................. 2,372,452   19,406,657
    Acme United Corp..................................     2,707       49,349
    Actuant Corp. Class A.............................   959,291   22,121,250
*   Aegion Corp....................................... 1,080,638   21,364,213
#*  AeroCentury Corp..................................    31,474      253,995
*   Air Transport Services Group, Inc................. 1,246,464   12,900,902
#   Aircastle, Ltd.................................... 1,401,542   33,735,116
#   Alamo Group, Inc..................................   313,251   16,458,208
    Albany International Corp. Class A................     8,412      313,095
    Allied Motion Technologies, Inc...................    33,849      715,568
*   Alpha PRO Tech, Ltd...............................    38,864       84,724
    AMERCO............................................   338,858  121,775,399
#*  Ameresco, Inc. Class A............................   102,013      703,890
#   American Railcar Industries, Inc..................   448,977   17,936,631
*   AMREP Corp........................................     8,733       44,975
    Apogee Enterprises, Inc...........................    58,117    3,206,896
*   ARC Document Solutions, Inc.......................   112,772      779,255
#   ArcBest Corp......................................   797,308   26,351,029
#*  Arotech Corp......................................    57,107      131,917
    Astec Industries, Inc.............................   195,225    7,674,295
*   Atlas Air Worldwide Holdings, Inc.................   776,900   38,184,635
*   Avalon Holdings Corp. Class A.....................    51,820      104,158
*   Avis Budget Group, Inc............................    52,219    2,267,871
    Barnes Group, Inc.................................   692,749   26,968,719
#*  Beacon Roofing Supply, Inc........................   712,854   24,949,890
*   BlueLinx Holdings, Inc............................   623,612      592,431
#   Briggs & Stratton Corp............................ 1,351,926   24,983,592
    Brink's Co. (The).................................   108,207    3,379,305
*   CAI International, Inc............................   198,296    2,788,042
#*  CBIZ, Inc.........................................   817,859    8,015,018

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
    CDI Corp..........................................   462,214 $ 5,597,412
#   Ceco Environmental Corp...........................   130,189   1,171,701
    Celadon Group, Inc................................   355,178   7,707,363
#*  Chart Industries, Inc.............................   316,809   8,648,886
    Chicago Rivet & Machine Co........................    28,648     745,421
    CIRCOR International, Inc.........................    38,976   1,864,222
    Civeo Corp........................................   147,168     314,940
    Columbus McKinnon Corp............................    79,522   1,865,586
    Comfort Systems USA, Inc..........................    79,084   2,185,882
    Compx International, Inc..........................    67,191     791,510
#   Con-way, Inc...................................... 1,428,042  55,393,749
*   Continental Materials Corp........................    14,260     213,543
#   Covanta Holding Corp.............................. 3,026,417  59,741,472
*   Covenant Transportation Group, Inc. Class A.......   230,040   5,431,244
*   CPI Aerostructures, Inc...........................     1,140      10,260
*   CRA International, Inc............................    65,831   1,536,496
    Cubic Corp........................................   121,698   5,399,740
    Curtiss-Wright Corp...............................   641,815  43,239,077
#*  DigitalGlobe, Inc................................. 1,324,971  28,062,886
    Douglas Dynamics, Inc.............................     1,820      37,346
*   Ducommun, Inc.....................................   311,096   7,450,749
*   Dycom Industries, Inc.............................   438,645  28,976,889
#   Dynamic Materials Corp............................    56,053     632,278
    Eastern Co. (The).................................    74,595   1,296,461
    Ecology and Environment, Inc. Class A.............    35,051     396,427
    EMCOR Group, Inc..................................   334,404  15,994,543
    Encore Wire Corp..................................   397,620  13,650,295
    Engility Holdings, Inc............................   231,310   5,068,002
    Ennis, Inc........................................   710,411  11,920,697
    ESCO Technologies, Inc............................   273,933  10,428,629
#   Essendant, Inc....................................   328,694  12,102,513
#*  Esterline Technologies Corp....................... 1,070,646  94,923,474
    Federal Signal Corp...............................   915,093  13,689,791
*   Franklin Covey Co.................................   213,063   4,029,021
#   FreightCar America, Inc...........................     9,006     173,456
#*  FTI Consulting, Inc............................... 1,087,668  44,507,375
#*  Fuel Tech, Inc....................................   141,932     258,316
*   Furmanite Corp....................................     6,900      44,988
    G&K Services, Inc. Class A........................   474,082  31,080,816
#   GATX Corp......................................... 1,760,198  93,360,902
#*  Genco Shipping & Trading, Ltd.....................    80,962     588,592
*   Gencor Industries, Inc............................    35,002     335,669
#   General Cable Corp................................   990,081  16,158,122
*   Gibraltar Industries, Inc.........................   889,336  17,021,891
    Global Power Equipment Group, Inc.................    93,639     632,063
#*  Goldfield Corp. (The).............................    30,010      42,014
*   GP Strategies Corp................................   132,865   3,811,897
#*  GrafTech International, Ltd....................... 1,408,350   7,084,000
    Graham Corp.......................................     1,000      18,880
    Granite Construction, Inc.........................   466,282  15,862,914
#*  Great Lakes Dredge & Dock Corp.................... 1,763,787   8,942,400
#   Greenbrier Cos., Inc. (The).......................   652,685  29,860,339
#   Griffon Corp...................................... 1,505,971  25,962,940

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
    Hardinge, Inc.....................................   279,302 $ 2,374,067
#*  Hawaiian Holdings, Inc............................   176,061   3,824,045
#*  HC2 Holdings, Inc.................................    10,700      83,460
    Heidrick & Struggles International, Inc...........   145,422   3,180,379
*   Heritage-Crystal Clean, Inc.......................    25,490     327,546
*   Hill International, Inc...........................   531,095   2,538,634
    Houston Wire & Cable Co...........................    85,939     794,076
#*  Hub Group, Inc. Class A...........................    75,989   3,201,417
*   Hudson Global, Inc................................   383,089     835,134
    Hurco Cos., Inc...................................   149,671   4,684,702
#   Hyster-Yale Materials Handling, Inc...............   233,038  15,769,681
*   ICF International, Inc............................   203,850   7,473,141
#*  InnerWorkings, Inc................................   283,423   2,125,672
    Insteel Industries, Inc...........................   196,012   3,202,836
*   Integrated Electrical Services, Inc...............     1,093       7,334
*   Intelligent Systems Corp..........................    27,446      80,417
#   International Shipholding Corp....................   222,392   1,114,184
#*  Intersections, Inc................................   112,915     251,800
#*  JetBlue Airways Corp.............................. 3,493,344  80,277,045
    Kadant, Inc.......................................   408,273  18,613,166
#   KBR, Inc..........................................   631,032  11,024,129
#   Kelly Services, Inc. Class A...................... 1,027,420  15,349,655
    Kelly Services, Inc. Class B......................       567       8,525
*   Key Technology, Inc...............................    10,099     126,338
    Kimball International, Inc. Class B...............   807,303   9,138,670
*   KLX, Inc..........................................   311,554  12,237,841
    Korn/Ferry International..........................   410,310  13,737,179
#*  Kratos Defense & Security Solutions, Inc.......... 1,254,619   6,850,220
#*  Lawson Products, Inc..............................   201,534   5,513,970
#*  Layne Christensen Co..............................   379,459   3,149,510
    LB Foster Co. Class A.............................    95,233   2,795,089
#*  LMI Aerospace, Inc................................   152,070   1,535,907
    LS Starrett Co. (The) Class A.....................   184,453   3,089,588
    LSI Industries, Inc...............................   264,092   2,630,356
#*  Lydall, Inc.......................................   416,897  12,386,010
*   Magnetek, Inc.....................................    29,000   1,441,010
#*  Manitex International, Inc........................    69,916     441,869
    Marten Transport, Ltd.............................   854,107  16,561,135
#*  MasTec, Inc.......................................   509,490   9,389,901
*   Mastech Holdings, Inc.............................    49,061     399,357
    Matson, Inc.......................................   923,543  38,253,151
    Matthews International Corp. Class A..............    40,992   2,207,419
    McGrath RentCorp..................................   195,319   4,953,290
#*  Meritor, Inc......................................    76,805   1,081,414
*   Mfri, Inc.........................................   204,852   1,151,268
    Miller Industries, Inc............................   303,804   5,319,608
*   Mistras Group, Inc................................     2,572      46,270
    Mobile Mini, Inc.................................. 1,218,772  45,253,004
*   Moog, Inc. Class A................................    70,232   4,695,712
#*  MRC Global, Inc................................... 1,104,315  14,190,448
    Mueller Water Products, Inc. Class A.............. 2,768,648  24,724,027
*   MYR Group, Inc....................................   211,442   6,351,718
*   Navigant Consulting, Inc..........................   688,141  10,817,576

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#*  NL Industries, Inc................................   171,082 $ 1,151,382
#   NN, Inc...........................................   351,454   8,023,695
#*  Northwest Pipe Co.................................   257,273   4,643,778
#*  NOW, Inc..........................................    72,240   1,256,976
*   NV5 Holdings, Inc.................................     1,642      39,720
#*  Orion Energy Systems, Inc.........................   101,631     218,507
*   Orion Marine Group, Inc...........................   340,916   2,468,232
#*  PAM Transportation Services, Inc..................   125,267   6,589,044
    Park-Ohio Holdings Corp...........................    91,076   4,090,223
*   Patrick Industries, Inc...........................   133,033   4,794,509
#*  Patriot Transportation Holding, Inc...............     2,456      57,421
#*  PMFG, Inc.........................................     7,327      45,061
#   Powell Industries, Inc............................    24,472     730,244
*   PowerSecure International, Inc....................   277,343   4,198,973
    Preformed Line Products Co........................    44,160   1,521,754
    Providence and Worcester Railroad Co..............    88,450   1,503,650
    Quad/Graphics, Inc................................   484,893   7,976,490
*   Quality Distribution, Inc.........................   162,863   2,591,150
    Quanex Building Products Corp.....................   312,227   6,269,518
    RCM Technologies, Inc.............................   215,529   1,090,577
    Regal Beloit Corp.................................    53,661   3,725,683
*   Republic Airways Holdings, Inc.................... 1,617,071   8,150,038
    Resources Connection, Inc.........................   157,539   2,493,842
#*  Roadrunner Transportation Systems, Inc............   396,564  10,382,045
*   RPX Corp..........................................   540,338   8,364,432
#   RR Donnelley & Sons Co............................    35,992     631,660
#*  Rush Enterprises, Inc. Class A....................   864,623  22,039,240
*   Rush Enterprises, Inc. Class B....................   331,610   7,686,720
#*  Saia, Inc.........................................   545,344  23,678,836
#   Servotronics, Inc.................................    15,025      92,028
    SIFCO Industries, Inc.............................    68,152     936,408
    Simpson Manufacturing Co., Inc....................    20,433     731,910
#   SkyWest, Inc...................................... 1,695,150  28,071,684
*   SL Industries, Inc................................    28,931   1,132,649
*   Sparton Corp......................................   310,540   7,409,484
    SPX Corp..........................................    30,449   1,991,669
    Standex International Corp........................    49,037   3,669,929
#*  Sterling Construction Co., Inc....................   114,567     537,319
    Supreme Industries, Inc. Class A..................   182,846   1,506,651
#   TAL International Group, Inc......................   461,053   9,128,849
#*  Tecumseh Products Co..............................   471,624     924,383
#   Terex Corp........................................ 2,193,999  48,619,018
    Tetra Tech, Inc...................................   889,792  23,704,059
#   Textainer Group Holdings, Ltd.....................       752      17,040
#   Titan International, Inc..........................   647,902   6,051,405
#*  Titan Machinery, Inc..............................    62,783     882,101
*   Transcat, Inc.....................................    58,439     551,664
*   TRC Cos., Inc.....................................   327,785   3,146,736
*   Trimas Corp.......................................    72,194   1,696,559
#   Triumph Group, Inc................................   351,576  18,932,368
*   Tutor Perini Corp................................. 1,624,712  34,005,222
    Twin Disc, Inc....................................    70,547   1,135,807
*   Ultralife Corp....................................   140,452     571,640

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
*           Ultrapetrol Bahamas, Ltd..................   242,535 $      190,293
            UniFirst Corp.............................   166,605     18,463,166
#           Universal Forest Products, Inc............   629,656     39,983,156
*           USA Truck, Inc............................   307,328      6,011,336
#*          Veritiv Corp..............................    53,057      1,976,904
*           Versar, Inc...............................    46,337        158,009
            Viad Corp.................................   557,016     15,969,649
*           Virco Manufacturing Corp..................    47,331        122,587
*           Volt Information Sciences, Inc............   524,666      5,052,534
            VSE Corp..................................    11,763        557,566
#           Watts Water Technologies, Inc. Class A....   281,525     15,613,376
#           Werner Enterprises, Inc...................   803,099     22,679,516
#*          Wesco Aircraft Holdings, Inc..............   606,430      8,726,528
#*          WESCO International, Inc..................   493,200     30,262,752
*           Willdan Group, Inc........................     4,961         51,198
*           Willis Lease Finance Corp.................   293,789      4,900,401
                                                                 --------------
Total Industrials.....................................            2,186,185,048
                                                                 --------------
Information Technology -- (11.7%)
*           Actua Corp................................   448,581      6,607,598
#*          Acxiom Corp...............................   153,842      2,755,310
*           ADDvantage Technologies Group, Inc........     4,523         10,222
#           ADTRAN, Inc...............................    86,215      1,422,547
*           Advanced Energy Industries, Inc...........   134,990      3,535,388
*           Aehr Test Systems.........................     9,835         22,030
#*          Agilysys, Inc.............................   502,038      4,252,262
#*          Alpha & Omega Semiconductor, Ltd..........   429,906      3,374,762
#*          Amkor Technology, Inc..................... 1,402,060      6,183,085
#*          ANADIGICS, Inc............................    30,326         19,105
            Astro-Med, Inc............................   167,804      2,320,729
*           Autobytel, Inc............................    55,623        853,257
#*          Aviat Networks, Inc....................... 1,151,085      1,312,237
#*          Avid Technology, Inc......................   971,654     11,912,478
            AVX Corp..................................   670,982      9,038,128
*           Aware, Inc................................   660,227      2,191,954
*           Axcelis Technologies, Inc.................   401,472      1,184,342
*           AXT, Inc..................................   228,442        536,839
#           Bel Fuse, Inc. Class A....................    14,272        274,736
            Bel Fuse, Inc. Class B....................   214,997      4,747,134
*           Benchmark Electronics, Inc................ 2,294,807     50,623,442
            Black Box Corp............................   507,955      7,954,575
*           Blucora, Inc.............................. 1,115,455     15,805,997
(degrees)*  Bogen Corp................................    43,300             --
#*          BroadVision, Inc..........................    17,015         93,753
#           Brooks Automation, Inc.................... 2,128,747     22,458,281
*           Bsquare Corp..............................    74,978        482,858
*           CACI International, Inc. Class A..........   858,360     70,497,107
*           Calix, Inc................................   173,902      1,465,994
*           Cartesian, Inc............................    10,673         35,114
*           Cascade Microtech, Inc....................   347,246      5,177,438
            Checkpoint Systems, Inc...................   784,498      6,856,513
*           CIBER, Inc................................ 1,710,890      5,663,046
*           Cirrus Logic, Inc.........................    13,222        436,458

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#*  Clearfield, Inc...................................    35,844 $   705,410
*   Coherent, Inc.....................................   411,788  23,863,115
    Cohu, Inc.........................................   789,996   7,828,860
    Communications Systems, Inc.......................   151,079   1,518,344
    Computer Task Group, Inc..........................   143,990   1,006,490
    Comtech Telecommunications Corp...................   470,401  13,552,253
    Concurrent Computer Corp..........................   165,071     883,130
#   Convergys Corp.................................... 3,901,476  97,966,062
    CSP, Inc..........................................   125,308     855,854
#   CTS Corp.......................................... 1,222,951  22,979,249
#*  CUI Global, Inc...................................     6,862      39,594
*   CyberOptics Corp..................................   236,505   1,388,284
#   Cypress Semiconductor Corp........................ 2,157,824  24,771,820
#*  Data I/O Corp.....................................    74,290     215,441
*   Datalink Corp.....................................   618,654   4,194,474
*   Dealertrack Technologies, Inc.....................   358,269  22,237,757
#*  Demand Media, Inc.................................    50,610     301,129
*   Digi International, Inc...........................   724,416   7,331,090
#*  Digimarc Corp.....................................     7,306     290,340
*   Diodes, Inc.......................................   177,346   3,935,308
*   Dot Hill Systems Corp.............................   375,760   2,374,803
*   DSP Group, Inc....................................   559,357   4,883,187
#   EarthLink Holdings Corp........................... 2,161,860  15,868,052
*   Edgewater Technology, Inc.........................   298,591   2,117,010
    Electro Rent Corp.................................   602,983   6,059,979
#   Electro Scientific Industries, Inc................   767,086   3,528,596
#*  Electronics for Imaging, Inc......................   349,673  15,980,056
#*  EnerNOC, Inc......................................    66,394     546,423
    EPIQ Systems, Inc.................................   403,057   6,670,593
*   ePlus, Inc........................................   269,936  20,760,778
#*  Exar Corp.........................................   598,874   4,713,138
#*  Fabrinet..........................................   221,307   4,107,458
*   Fairchild Semiconductor International, Inc........ 4,389,401  66,104,379
#*  Finisar Corp......................................   318,826   5,550,761
*   FormFactor, Inc................................... 1,089,154   7,874,583
*   Frequency Electronics, Inc........................   218,323   2,434,301
#*  Giga-tronics, Inc.................................    10,700      16,157
#*  GigOptix, Inc.....................................    21,536      50,394
*   Global Cash Access Holdings, Inc..................   365,293   1,844,730
*   GSI Group, Inc....................................     3,268      46,308
    Hackett Group, Inc. (The).........................   200,043   2,560,550
*   Harmonic, Inc..................................... 1,829,279  10,993,967
*   Higher One Holdings, Inc..........................    51,881     120,364
#*  Hutchinson Technology, Inc........................   826,169   1,503,628
#*  ID Systems, Inc...................................   138,090     771,923
*   IEC Electronics Corp..............................     2,894      11,142
#*  II-VI, Inc........................................   450,773   7,663,141
*   Imation Corp...................................... 1,424,306   5,839,655
*   Insight Enterprises, Inc.......................... 1,150,548  31,053,291
    Integrated Silicon Solution, Inc..................   659,353  14,459,611
#*  Internap Corp.....................................   518,675   4,776,997
*   Internet Patents Corp.............................    16,755      51,940
    Intersil Corp. Class A............................ 2,087,519  23,234,086

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   inTEST Corp..........................................     4,600 $    19,780
#*  Intevac, Inc.........................................    46,233     225,155
*   IntraLinks Holdings, Inc.............................    68,592     779,205
*   IntriCon Corp........................................    44,161     313,543
#*  iPass, Inc...........................................    25,278      27,553
*   Iteris, Inc..........................................   101,501     187,777
#*  Itron, Inc...........................................   109,818   3,539,434
    IXYS Corp............................................   271,402   2,838,865
*   Kemet Corp...........................................   364,311     848,845
*   Key Tronic Corp......................................   352,413   3,527,654
*   Kimball Electronics, Inc.............................   597,309   8,009,914
#*  Knowles Corp.........................................   420,184   8,004,505
*   Kulicke & Soffa Industries, Inc...................... 2,145,377  22,333,375
*   KVH Industries, Inc..................................   151,391   1,859,081
#*  Lattice Semiconductor Corp........................... 1,659,760   8,166,019
    Lexmark International, Inc. Class A..................   832,497  28,296,573
*   LGL Group, Inc. (The)................................     8,402      36,717
#*  LoJack Corp..........................................   128,386     450,635
#*  Magnachip Semiconductor Corp.........................   118,949   1,018,203
    ManTech International Corp. Class A..................   379,718  11,319,394
    Marchex, Inc. Class B................................   360,646   1,658,972
*   MaxLinear, Inc. Class A..............................    73,140     795,763
*   Mercury Systems, Inc.................................   229,136   3,228,526
    Methode Electronics, Inc.............................   253,137   6,791,666
    MKS Instruments, Inc................................. 1,575,163  55,918,286
#*  ModusLink Global Solutions, Inc......................   446,827   1,452,188
#*  Monster Worldwide, Inc............................... 2,367,067  16,687,822
#*  MoSys, Inc...........................................    93,536     130,015
*   Multi-Fineline Electronix, Inc.......................     7,191     128,431
*   NAPCO Security Technologies, Inc.....................    42,075     247,401
    NCI, Inc. Class A....................................    23,420     263,475
*   NeoPhotonics Corp....................................    23,698     209,964
*   NETGEAR, Inc.........................................   760,269  25,461,409
*   Newport Corp......................................... 1,038,892  16,456,049
#*  Novatel Wireless, Inc................................   204,994     506,335
#*  Numerex Corp. Class A................................    58,990     499,055
#*  Oclaro, Inc..........................................   205,897     473,563
*   OmniVision Technologies, Inc......................... 1,591,714  38,869,656
*   Omtool, Ltd..........................................    16,864      33,728
    Optical Cable Corp...................................   169,845     567,282
*   PAR Technology Corp..................................   147,203     660,941
    Park Electrochemical Corp............................    47,159     832,828
#   PC Connection, Inc...................................   869,629  19,297,067
    PC-Tel, Inc..........................................   613,025   4,321,826
*   PCM, Inc.............................................   204,946   2,063,806
    Perceptron, Inc......................................   219,065   1,921,200
*   Perficient, Inc......................................    19,898     322,945
    Pericom Semiconductor Corp...........................   545,072   6,524,512
*   Photronics, Inc...................................... 1,982,982  16,359,601
*   Planar Systems, Inc..................................   433,986   1,805,382
*   Plexus Corp..........................................   258,511   9,859,610
*   Polycom, Inc......................................... 3,459,820  39,372,752
*   PRGX Global, Inc.....................................    36,630     153,113

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   QLogic Corp....................................... 1,996,126 $   17,705,638
*   Qorvo, Inc........................................   630,308     36,526,349
*   Qualstar Corp.....................................   379,283        386,869
*   Qumu Corp.........................................    35,376        191,030
*   Radisys Corp......................................   131,608        376,399
#*  RealNetworks, Inc.................................   610,436      2,856,840
    Reis, Inc.........................................   323,779      7,919,634
#*  Relm Wireless Corp................................   130,663        445,822
#   RF Industries, Ltd................................    65,574        280,001
    Richardson Electronics, Ltd.......................   431,924      2,837,741
#*  Rightside Group, Ltd..............................    49,571        354,433
*   Rofin-Sinar Technologies, Inc.....................   281,842      7,029,139
#*  Rogers Corp.......................................    21,346      1,194,736
#*  Rovi Corp......................................... 1,832,796     20,142,428
*   Rudolph Technologies, Inc.........................   217,904      2,444,883
*   Sanmina Corp...................................... 2,983,940     65,855,556
*   ScanSource, Inc...................................   280,354     10,605,792
#*  Seachange International, Inc......................   395,884      2,727,641
#*  Selectica, Inc....................................     3,912         16,900
*   Sigma Designs, Inc................................   876,837      9,092,800
*   Sigmatron International, Inc......................    16,500        106,260
*   StarTek, Inc......................................   236,335        888,620
*   support.com, Inc..................................   775,566        938,435
*   Sykes Enterprises, Inc............................   670,594     16,349,082
#   SYNNEX Corp....................................... 1,422,467    107,581,179
*   Tech Data Corp.................................... 1,276,720     74,471,078
*   TechTarget, Inc...................................     1,662         14,393
*   TeleCommunication Systems, Inc. Class A........... 1,051,114      3,857,588
    Tessco Technologies, Inc..........................    76,195      1,879,731
    Tessera Technologies, Inc.........................     7,047        244,249
    TheStreet, Inc....................................   467,983        879,808
*   Trio Tech International...........................    39,533        118,599
*   TSR, Inc..........................................     1,145          4,717
#*  TTM Technologies, Inc............................. 1,896,029     17,310,745
#*  Ultra Clean Holdings, Inc.........................   403,976      3,062,138
*   Ultratech, Inc....................................    23,789        378,721
*   United Online, Inc................................   391,326      5,439,431
*   Universal Security Instruments, Inc...............    32,216        193,296
    Vicon Industries, Inc.............................   101,475        136,991
*   Video Display Corp................................     5,282          5,282
#   Vishay Intertechnology, Inc....................... 5,014,564     57,567,195
*   Vishay Precision Group, Inc.......................   382,794      5,343,804
*   Westell Technologies, Inc. Class A................    82,538        100,696
*   Wireless Telecom Group, Inc.......................   137,594        282,068
*   Xcerra Corp.......................................    48,360        303,943
                                                                 --------------
Total Information Technology..........................            1,622,666,780
                                                                 --------------
Materials -- (5.4%)
#   A Schulman, Inc...................................   673,259     25,065,433
#   Alcoa, Inc........................................ 2,779,298     27,431,676
    Allegheny Technologies, Inc.......................    44,806        955,264
#*  AM Castle & Co....................................   517,265      1,474,205
*   American Biltrite, Inc............................       110         45,101

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Materials -- (Continued)
#   American Vanguard Corp...............................   283,806 $ 3,638,393
    Ampco-Pittsburgh Corp................................    94,138   1,252,977
    Axiall Corp.......................................... 1,207,686  35,542,199
    Cabot Corp...........................................   693,947  24,413,055
#   Carpenter Technology Corp............................   659,017  24,739,498
#*  Century Aluminum Co.................................. 2,672,649  24,909,089
    Chase Corp...........................................     1,380      52,757
*   Chemtura Corp........................................   171,388   4,701,173
*   Clearwater Paper Corp................................   113,907   6,703,427
#   Commercial Metals Co................................. 4,284,225  66,019,907
*   Core Molding Technologies, Inc.......................   199,799   3,812,165
    Domtar Corp..........................................   883,508  35,923,435
#   Friedman Industries, Inc.............................   179,533   1,043,087
    FutureFuel Corp......................................   130,356   1,491,273
    Graphic Packaging Holding Co......................... 4,441,696  67,069,610
#   Greif, Inc. Class A..................................   530,784  16,448,996
    Haynes International, Inc............................    50,127   2,133,906
*   Headwaters, Inc......................................    64,508   1,226,297
#   Hecla Mining Co...................................... 5,679,885  11,927,758
#*  Horsehead Holding Corp...............................   472,699   3,913,948
    Innospec, Inc........................................     2,184      94,458
#*  Intrepid Potash, Inc.................................    19,516     166,667
#   Kaiser Aluminum Corp.................................   571,199  48,237,756
    KapStone Paper and Packaging Corp....................    32,455     759,447
    KMG Chemicals, Inc...................................     9,897     216,051
*   Kraton Performance Polymers, Inc.....................   502,959  10,320,719
#   Kronos Worldwide, Inc................................   320,538   3,154,094
#*  Louisiana-Pacific Corp............................... 4,557,491  67,177,417
#*  LSB Industries, Inc..................................   208,291   7,688,021
    Materion Corp........................................   216,550   6,626,430
*   Mercer International, Inc............................   691,976   8,365,990
    Minerals Technologies, Inc...........................    44,740   2,896,915
    Myers Industries, Inc................................   434,288   6,570,777
    Noranda Aluminum Holding Corp........................   751,159     488,253
*   Northern Technologies International Corp.............     3,305      53,706
#   Olin Corp............................................ 2,159,927  49,656,722
#   Olympic Steel, Inc...................................   329,237   3,990,352
    OM Group, Inc........................................   991,491  33,591,715
#*  OMNOVA Solutions, Inc................................    40,272     260,560
    PH Glatfelter Co..................................... 1,166,651  23,811,347
*   Resolute Forest Products, Inc........................   792,500   7,829,900
#   Schnitzer Steel Industries, Inc. Class A.............   397,803   6,249,485
    Stepan Co............................................    92,193   4,518,379
#*  Stillwater Mining Co................................. 1,230,531  11,714,655
#   SunCoke Energy, Inc..................................   953,520  11,718,761
    Synalloy Corp........................................    63,859     754,175
#   TimkenSteel Corp.....................................   166,966   3,110,577
    Tredegar Corp........................................ 1,214,859  20,482,523
#   Tronox, Ltd. Class A................................. 1,227,852  13,481,815
*   UFP Technologies, Inc................................     3,273      65,100
#*  Universal Stainless & Alloy Products, Inc............   146,340   1,977,053
#   Wausau Paper Corp....................................   253,823   2,243,795

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- ---------------
Materials -- (Continued)
*            Webco Industries, Inc...................     9,290 $       566,690
                                                                ---------------
Total Materials                                                     750,774,934
                                                                ---------------
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares...........     4,900              --
(degrees)*   Concord Camera Corp. Escrow Shares......    95,952              --
(degrees)*   First Commerce Bancorp Escrow Shares....    70,003              --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares...   525,910              --
(degrees)*   Petrocorp, Inc. Escrow Shares...........   102,600              --
                                                                ---------------
Total Other..........................................                        --
                                                                ---------------
Real Estate Investment Trusts -- (0.0%)
             Geo Group, Inc. (The)...................       980          36,995
                                                                ---------------
Telecommunication Services -- (0.6%)
*            Alaska Communications Systems Group,
               Inc...................................   157,867         340,993
             Atlantic Tele-Network, Inc..............    86,595       6,125,730
*            Cincinnati Bell, Inc....................   851,428       3,329,083
#            Consolidated Communications Holdings,
               Inc...................................    43,432         865,600
*            General Communication, Inc. Class A.....   413,275       7,604,260
*            Hawaiian Telcom Holdco, Inc.............    38,100         948,690
#*           Iridium Communications, Inc............. 1,439,150      10,678,493
             Lumos Networks Corp.....................    27,806         388,172
#*           ORBCOMM, Inc............................ 1,344,803       8,283,987
*            Premiere Global Services, Inc...........   187,132       2,019,154
#            Shenandoah Telecommunications Co........       867          29,807
             Spok Holdings, Inc......................   249,774       4,178,719
#*           Straight Path Communications, Inc.
               Class B...............................     4,357         102,695
             Telephone & Data Systems, Inc........... 1,090,252      32,064,311
#*           United States Cellular Corp.............    51,986       1,934,919
                                                                ---------------
Total Telecommunication Services.....................                78,894,613
                                                                ---------------
Utilities -- (0.1%)
#            Atlantic Power Corp.....................    15,344          38,207
#            Consolidated Water Co., Ltd.............   147,812       1,788,525
             Genie Energy, Ltd. Class B..............    31,444         325,445
#            Ormat Technologies, Inc.................   206,658       8,406,848
                                                                ---------------
Total Utilities......................................                10,559,025
                                                                ---------------
TOTAL COMMON STOCKS..................................            11,990,585,779
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares...............    34,332              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights................................    45,703              --
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights...............   978,534       2,465,906

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
(degrees)#*  Magnum Hunter Resources Corp.
               Warrants 04/15/16...................      40,956 $            --
TOTAL RIGHTS/WARRANTS..............................                   2,465,906
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional Liquid
               Reserves, 0.114%....................  55,323,788      55,323,788
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@         DFA Short Term Investment Fund........ 160,714,275   1,859,464,157
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $11,309,876,618)^^........................             $13,907,839,630
                                                                ===============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                  --------------- -------------- ------- ---------------
Common Stocks....................
   Consumer Discretionary........ $ 1,934,765,984             --   --    $ 1,934,765,984
   Consumer Staples..............     430,300,022             --   --        430,300,022
   Energy........................   1,019,114,344             --   --      1,019,114,344
   Financials....................   3,137,551,835 $            8   --      3,137,551,843
   Health Care...................     819,736,191             --   --        819,736,191
   Industrials...................   2,186,185,048             --   --      2,186,185,048
   Information Technology........   1,622,666,780             --   --      1,622,666,780
   Materials.....................     750,774,934             --   --        750,774,934
   Other.........................              --             --   --                 --
   Real Estate Investment Trusts.          36,995             --   --             36,995
   Telecommunication Services....      78,894,613             --   --         78,894,613
   Utilities.....................      10,559,025             --   --         10,559,025
Preferred Stocks.................
   Other.........................              --             --   --                 --
Rights/Warrants..................              --      2,465,906   --          2,465,906
Temporary Cash Investments.......      55,323,788             --   --         55,323,788
Securities Lending Collateral....              --  1,859,464,157   --      1,859,464,157
                                  --------------- --------------   --    ---------------
TOTAL............................ $12,045,909,559 $1,861,930,071   --    $13,907,839,630
                                  =============== ==============   ==    ===============

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
COMMON STOCKS -- (90.4%)

Consumer Discretionary -- (14.4%)
#*  1-800-Flowers.com, Inc. Class A...................  50,099 $   498,485
    A. H. Belo Corp. Class A..........................  15,518      79,918
    Aaron's, Inc......................................  96,635   3,573,562
#   Abercrombie & Fitch Co. Class A...................  76,712   1,541,144
    Advance Auto Parts, Inc...........................  48,315   8,416,956
#*  Aeropostale, Inc..................................  58,751      88,714
*   AG&E Holdings, Inc................................   2,858       2,255
*   Amazon.com, Inc................................... 172,126  92,285,355
*   Ambassadors Group, Inc............................   8,122      18,843
    AMC Entertainment Holdings, Inc. Class A..........  20,394     657,707
*   AMC Networks, Inc. Class A........................  76,317   6,427,418
    AMCON Distributing Co.............................     247      20,402
*   America's Car-Mart, Inc...........................  10,832     501,088
#*  American Axle & Manufacturing Holdings, Inc.......  96,785   1,933,764
#   American Eagle Outfitters, Inc.................... 281,329   4,993,590
#*  American Public Education, Inc....................  24,120     623,984
*   ANN, Inc..........................................  90,155   4,124,591
*   Apollo Education Group, Inc. Class A.............. 155,395   1,990,610
    Aramark........................................... 203,689   6,481,384
#   Arctic Cat, Inc...................................  18,084     517,383
    Ark Restaurants Corp..............................   2,510      61,119
*   Asbury Automotive Group, Inc......................  51,448   4,542,858
#*  Ascena Retail Group, Inc.......................... 230,765   2,889,178
#*  Ascent Capital Group, Inc. Class A................  15,592     608,556
#   Autoliv, Inc......................................  83,194   8,752,009
*   AutoNation, Inc................................... 101,558   6,331,126
*   AutoZone, Inc.....................................  13,837   9,698,907
*   Ballantyne Strong, Inc............................  10,077      45,850
*   Barnes & Noble, Inc............................... 118,244   3,108,635
    Bassett Furniture Industries, Inc.................   7,766     254,647
    Beasley Broadcast Group, Inc. Class A.............   3,374      14,626
*   Beazer Homes USA, Inc.............................  11,219     215,180
#   bebe stores, Inc.................................. 110,153     202,682
#*  Bed Bath & Beyond, Inc............................ 180,983  11,805,521
*   Belmond, Ltd. Class A............................. 103,754   1,256,461
#   Best Buy Co., Inc................................. 381,491  12,318,344
    Big 5 Sporting Goods Corp.........................  38,061     419,052
#   Big Lots, Inc.....................................  87,784   3,790,513
*   Biglari Holdings, Inc.............................       9       3,913
#*  BJ's Restaurants, Inc.............................  36,363   1,874,876
    Bloomin' Brands, Inc.............................. 226,674   5,279,237
#*  Blue Nile, Inc....................................  15,801     501,208
*   Blyth, Inc........................................  11,136      51,337
#   Bob Evans Farms, Inc..............................  26,941   1,344,895
#   Bon-Ton Stores, Inc. (The)........................  13,310      58,165
*   Books-A-Million, Inc..............................   9,373      30,181
    BorgWarner, Inc................................... 193,839   9,635,737
    Bowl America, Inc. Class A........................   1,576      22,931
#*  Boyd Gaming Corp..................................  37,566     642,003
*   Bravo Brio Restaurant Group, Inc..................  23,468     304,849
#*  Bridgepoint Education, Inc........................  44,168     416,063

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
*   Bright Horizons Family Solutions, Inc.............    41,104 $ 2,476,105
#   Brinker International, Inc........................    77,872   4,664,533
#   Brunswick Corp....................................   116,612   6,190,931
#   Buckle, Inc. (The)................................    23,083   1,020,961
#*  Buffalo Wild Wings, Inc...........................    30,747   6,013,498
*   Build-A-Bear Workshop, Inc........................    23,382     408,016
*   Burlington Stores, Inc............................    90,064   4,957,123
#*  Cabela's, Inc.....................................   109,755   4,876,415
*   Cable One, Inc....................................     6,483   2,691,871
#   Cablevision Systems Corp. Class A.................   226,229   6,384,182
    Caleres, Inc......................................    69,149   2,284,683
#   Callaway Golf Co..................................   115,163   1,054,893
*   Cambium Learning Group, Inc.......................    45,231     212,586
    Canterbury Park Holding Corp......................     2,402      25,485
#   Capella Education Co..............................    19,160     986,932
#*  Career Education Corp.............................   120,623     383,581
#*  CarMax, Inc.......................................   130,621   8,426,361
*   Carmike Cinemas, Inc..............................    28,792     721,240
    Carnival Corp.....................................   163,408   8,708,012
#   Carriage Services, Inc............................    25,836     620,839
*   Carrols Restaurant Group, Inc.....................    40,682     448,316
    Carter's, Inc.....................................    93,047   9,435,896
    Cato Corp. (The) Class A..........................    35,471   1,362,441
*   Cavco Industries, Inc.............................    10,358     756,963
    CBS Corp. Class A.................................     9,684     539,689
    CBS Corp. Class B.................................   205,532  10,989,796
#*  Central European Media Enterprises, Ltd. Class A..    30,475      73,140
*   Charles & Colvard, Ltd............................    17,475      25,164
#*  Charter Communications, Inc. Class A..............    74,549  13,855,677
#   Cheesecake Factory, Inc. (The)....................    87,690   5,063,221
    Cherokee, Inc.....................................     5,178     145,346
#   Chico's FAS, Inc..................................   214,573   3,265,801
#   Children's Place, Inc. (The)......................    30,332   1,756,223
*   Chipotle Mexican Grill, Inc.......................    14,942  11,090,401
#   Choice Hotels International, Inc..................    71,387   3,616,465
#*  Christopher & Banks Corp..........................    36,826     118,948
    Churchill Downs, Inc..............................    18,070   2,440,534
#*  Chuy's Holdings, Inc..............................    17,255     490,215
*   Cinedigm Corp.....................................    52,434      33,165
    Cinemark Holdings, Inc............................   157,049   6,197,154
*   Citi Trends, Inc..................................    20,814     495,581
    Clear Channel Outdoor Holdings, Inc. Class A......    35,383     341,800
#   ClubCorp Holdings, Inc............................    47,561   1,109,123
#   Coach, Inc........................................   184,976   5,771,251
*   Coast Distribution System, Inc. (The).............       890       4,868
    Collectors Universe, Inc..........................     8,102     163,336
    Columbia Sportswear Co............................    64,471   4,612,255
    Comcast Corp. Class A............................. 1,225,577  76,488,261
#   Comcast Corp. Special Class A.....................   252,104  15,716,163
#*  Conn's, Inc.......................................    29,186   1,007,501
    Cooper Tire & Rubber Co...........................   106,608   3,510,601
*   Cooper-Standard Holding, Inc......................       290      18,647
#   Core-Mark Holding Co., Inc........................    33,002   2,097,937

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#   Cracker Barrel Old Country Store, Inc.............  44,444 $ 6,750,599
#*  Crocs, Inc........................................  96,113   1,511,858
#*  Crown Media Holdings, Inc. Class A................  16,884      75,471
    CSS Industries, Inc...............................   2,658      75,461
    CST Brands, Inc................................... 139,245   5,274,601
    Culp, Inc.........................................  16,664     504,086
#*  Cumulus Media, Inc. Class A.......................  66,466     109,669
    Dana Holding Corp................................. 287,448   5,335,035
    Darden Restaurants, Inc...........................  86,207   6,358,628
#*  Deckers Outdoor Corp..............................  33,088   2,411,453
*   Del Frisco's Restaurant Group, Inc................  24,225     386,389
    Delphi Automotive P.L.C........................... 148,999  11,633,842
*   Delta Apparel, Inc................................   6,441      79,160
*   Denny's Corp...................................... 106,732   1,255,168
    Destination Maternity Corp........................  10,940     107,978
*   Destination XL Group, Inc.........................  53,086     259,591
#   DeVry Education Group, Inc........................  78,045   2,371,007
#*  Diamond Resorts International, Inc................  48,722   1,526,947
    Dick's Sporting Goods, Inc........................ 124,814   6,363,018
    Dillard's, Inc. Class A...........................  73,285   7,466,276
    DineEquity, Inc...................................  37,724   3,923,673
#*  Discovery Communications, Inc..................... 125,272   3,795,742
#*  Discovery Communications, Inc. Class A............  68,788   2,271,380
*   Discovery Communications, Inc. Class B............   1,400      46,543
*   DISH Network Corp. Class A........................ 117,093   7,565,379
#*  Dixie Group, Inc. (The)...........................   4,689      45,999
    Dollar General Corp............................... 171,259  13,764,086
*   Dollar Tree, Inc.................................. 153,953  12,012,953
    Domino's Pizza, Inc...............................  65,132   7,414,627
#*  Dorman Products, Inc..............................  43,480   2,294,874
    Dover Motorsports, Inc............................   3,182       7,478
    DR Horton, Inc.................................... 295,250   8,765,973
#*  DreamWorks Animation SKG, Inc. Class A............  78,702   1,897,505
    Drew Industries, Inc..............................  35,390   2,075,977
    DSW, Inc. Class A.................................  98,506   3,203,415
#   Dunkin' Brands Group, Inc......................... 140,460   7,569,389
    Educational Development Corp......................   1,932       9,216
*   Eldorado Resorts, Inc.............................  11,682      98,713
#   Emerson Radio Corp................................  14,810      18,661
#*  Entercom Communications Corp. Class A.............  23,008     242,274
    Entravision Communications Corp. Class A.......... 107,947     827,953
#   Escalade, Inc.....................................   9,623     166,093
#   Ethan Allen Interiors, Inc........................  38,380   1,158,692
#*  EVINE Live, Inc...................................  36,640      80,242
#   EW Scripps Co. (The) Class A......................  67,517   1,483,349
    Expedia, Inc......................................  69,241   8,408,627
*   Express, Inc......................................  79,903   1,521,353
#*  Famous Dave's Of America, Inc.....................   4,605      82,015
#*  Federal-Mogul Holdings Corp.......................  99,691   1,116,539
#*  Fiesta Restaurant Group, Inc......................  27,716   1,611,131
    Finish Line, Inc. (The) Class A...................  59,192   1,627,188
#*  Five Below, Inc...................................  53,406   1,969,079
    Flanigan's Enterprises, Inc.......................     300       8,856

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
    Flexsteel Industries, Inc.........................     4,267 $   170,339
#   Foot Locker, Inc..................................   151,452  10,684,939
    Ford Motor Co..................................... 2,325,108  34,481,352
#*  Fossil Group, Inc.................................    87,105   5,988,469
*   Fox Factory Holding Corp..........................     8,889     141,157
#*  Francesca's Holdings Corp.........................    43,325     526,832
#   Fred's, Inc. Class A..............................    67,273   1,213,605
    Frisch's Restaurants, Inc.........................     3,553     119,736
#*  FTD Cos., Inc.....................................    22,621     658,950
#*  Fuel Systems Solutions, Inc.......................    20,714     128,841
*   Full House Resorts, Inc...........................     1,400       2,198
#*  G-III Apparel Group, Ltd..........................    57,759   4,171,933
#*  Gaiam, Inc. Class A...............................     8,701      60,385
#   GameStop Corp. Class A............................   206,591   9,472,197
*   Gaming Partners International Corp................     4,515      45,376
*   Gannett Co., Inc..................................   119,280   1,508,892
#   Gap, Inc. (The)...................................   255,287   9,312,870
#   Garmin, Ltd.......................................   127,329   5,336,358
    General Motors Co.................................   552,124  17,397,427
*   Genesco, Inc......................................    27,626   1,787,126
    Gentex Corp.......................................   367,540   5,910,043
#*  Gentherm, Inc.....................................    50,592   2,546,295
    Genuine Parts Co..................................    89,742   7,982,551
    GNC Holdings, Inc. Class A........................   156,147   7,683,994
    Goodyear Tire & Rubber Co. (The)..................   362,279  10,915,466
#*  GoPro, Inc. Class A...............................    20,300   1,260,630
#*  Gordmans Stores, Inc..............................    15,165      83,559
    Graham Holdings Co. Class B.......................     6,483   4,470,417
#*  Grand Canyon Education, Inc.......................    70,715   3,071,152
*   Gray Television, Inc..............................    95,913   1,619,971
*   Gray Television, Inc. Class A.....................       600       8,682
*   Green Brick Partners, Inc.........................       767       9,250
    Group 1 Automotive, Inc...........................    36,700   3,558,799
#*  Groupon, Inc......................................   371,696   1,791,575
#   Guess?, Inc.......................................    89,660   1,962,657
#   H&R Block, Inc....................................   206,267   6,866,628
    Hanesbrands, Inc..................................   281,187   8,725,233
    Harley-Davidson, Inc..............................   172,452  10,053,952
    Harman International Industries, Inc..............    48,812   5,255,100
    Harte-Hanks, Inc..................................    93,271     437,441
#   Hasbro, Inc.......................................    78,720   6,198,413
    Haverty Furniture Cos., Inc.......................    25,366     562,618
    Haverty Furniture Cos., Inc. Class A..............     1,608      35,682
*   Helen of Troy, Ltd................................    32,270   2,832,661
#*  hhgregg, Inc......................................    27,171      91,023
#*  Hibbett Sports, Inc...............................    31,456   1,432,821
*   Hilton Worldwide Holdings, Inc....................   190,768   5,122,121
    Home Depot, Inc. (The)............................   664,318  77,745,136
    Hooker Furniture Corp.............................    11,507     287,100
*   Horizon Global Corp...............................    18,849     235,989
*   Houghton Mifflin Harcourt Co......................   117,379   3,067,113
    HSN, Inc..........................................    86,542   6,361,702
#*  Hyatt Hotels Corp. Class A........................    25,309   1,413,001

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Iconix Brand Group, Inc...........................  60,513 $ 1,314,947
*   Installed Building Products, Inc..................   9,082     246,758
#*  International Game Technology P.L.C...............  38,898     770,180
    International Speedway Corp. Class A..............  34,218   1,172,651
    Interpublic Group of Cos., Inc. (The)............. 308,884   6,579,229
    Interval Leisure Group, Inc.......................  69,464   1,480,972
#*  Intrawest Resorts Holdings, Inc...................   4,254      42,412
#*  iRobot Corp.......................................  22,770     701,088
*   Isle of Capri Casinos, Inc........................  25,942     473,182
#*  ITT Educational Services, Inc.....................   8,984      33,061
    Jack in the Box, Inc..............................  51,691   4,910,645
#*  JAKKS Pacific, Inc................................  12,915     127,213
#*  Jamba, Inc........................................  17,844     290,679
*   Jarden Corp.......................................  74,175   4,079,625
#*  JC Penney Co., Inc................................ 259,063   2,134,679
    John Wiley & Sons, Inc. Class A...................  71,260   3,777,493
    John Wiley & Sons, Inc. Class B...................   4,638     248,458
    Johnson Controls, Inc............................. 293,700  13,380,972
    Johnson Outdoors, Inc. Class A....................   8,183     172,661
    Journal Media Group, Inc..........................  19,813     160,287
*   K12, Inc..........................................  49,698     655,517
#*  Kate Spade & Co................................... 122,426   2,463,211
#   KB Home...........................................  62,897   1,005,094
    Kirkland's, Inc...................................  25,212     687,783
#   Kohl's Corp....................................... 268,461  16,462,029
*   Kona Grill, Inc...................................   4,321      82,272
*   Koss Corp.........................................   1,533       3,863
#*  Krispy Kreme Doughnuts, Inc.......................  52,657     981,526
    L Brands, Inc..................................... 109,843   8,866,527
*   La Quinta Holdings, Inc...........................  59,884   1,270,738
    La-Z-Boy, Inc.....................................  83,631   2,124,227
*   Lakeland Industries, Inc..........................   3,968      41,664
#*  Lands' End, Inc...................................  22,424     528,758
    Las Vegas Sands Corp.............................. 197,093  11,045,092
*   Lazare Kaplan International, Inc..................   1,600       2,504
*   LeapFrog Enterprises, Inc.........................  50,254      47,178
    Lear Corp......................................... 104,402  10,865,116
#*  Lee Enterprises, Inc..............................  20,446      62,565
#   Leggett & Platt, Inc.............................. 188,917   9,032,122
#   Lennar Corp. Class A.............................. 140,484   7,451,271
    Lennar Corp. Class B..............................  17,482     766,761
    Libbey, Inc.......................................  46,264   1,721,483
*   Liberty Broadband Corp.(530307206)................     598      32,277
*   Liberty Broadband Corp.(530307305)................  79,938   4,279,081
*   Liberty Broadband Corp. Class A...................  28,643   1,545,863
*   Liberty Interactive Corp. Class B.................   6,948     204,028
*   Liberty Interactive Corp., QVC Group Class
      A(53071M104).................................... 412,224  11,975,107
*   Liberty Interactive Corp., QVC Group Class
      A(531229102)....................................  57,416   2,170,325
*   Liberty Media Corp................................ 125,361   4,726,110
*   Liberty Media Corp. Class B.......................   2,392      91,889
*   Liberty TripAdvisor Holdings, Inc. Class A........  73,810   2,161,895
*   Liberty TripAdvisor Holdings, Inc. Class B........     694      22,100
*   Liberty Ventures Series A......................... 138,106   5,728,637

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty Ventures Series B.........................   1,681 $    70,686
#   Lifetime Brands, Inc..............................  11,349     165,014
#   Lincoln Educational Services Corp.................  13,802      20,289
    Lions Gate Entertainment Corp..................... 104,014   4,075,269
    Lithia Motors, Inc. Class A.......................  38,412   4,597,532
*   Live Nation Entertainment, Inc.................... 239,153   6,270,592
*   LKQ Corp.......................................... 208,513   6,559,819
#*  Loral Space & Communications, Inc.................  14,301     905,968
    Lowe's Cos., Inc.................................. 487,483  33,811,821
#*  Luby's, Inc.......................................  41,043     199,059
#*  Lululemon Athletica, Inc..........................  82,285   5,172,435
#*  Lumber Liquidators Holdings, Inc..................  22,193     428,325
#*  M/I Homes, Inc....................................  45,749   1,147,385
    Macy's, Inc....................................... 185,411  12,804,484
*   Madison Square Garden Co. (The) Class A...........  69,453   5,792,380
    Marcus Corp. (The)................................  15,379     322,344
    Marine Products Corp..............................  20,779     129,453
#*  MarineMax, Inc....................................  29,912     540,211
    Marriott International, Inc. Class A..............  98,490   7,151,359
#   Marriott Vacations Worldwide Corp.................  42,506   3,553,502
*   Martha Stewart Living Omnimedia, Inc. Class A.....  35,026     212,608
#   Mattel, Inc....................................... 189,477   4,397,761
#*  Mattress Firm Holding Corp........................   1,120      69,272
*   McClatchy Co. (The) Class A.......................  65,819      53,313
    McDonald's Corp................................... 491,684  49,099,564
#   MDC Holdings, Inc.................................  89,762   2,680,293
#*  Media General, Inc................................  34,446     546,658
    Men's Wearhouse, Inc. (The).......................  59,888   3,564,534
#   Meredith Corp.....................................  60,670   2,907,306
#*  Meritage Homes Corp...............................  70,185   3,165,344
*   MGM Resorts International......................... 434,678   8,528,382
*   Michael Kors Holdings, Ltd........................ 135,707   5,698,337
*   Modine Manufacturing Co...........................  67,613     684,920
*   Mohawk Industries, Inc............................  54,052  10,896,343
*   Monarch Casino & Resort, Inc......................  15,093     280,881
#   Monro Muffler Brake, Inc..........................  38,769   2,452,139
    Morningstar, Inc..................................  41,358   3,523,288
#*  Motorcar Parts of America, Inc....................  22,394     663,534
#   Movado Group, Inc.................................  19,211     486,615
*   Murphy USA, Inc...................................  82,532   4,519,452
    NACCO Industries, Inc. Class A....................   8,197     416,162
    Nathan's Famous, Inc..............................   3,974     122,081
    National CineMedia, Inc...........................  78,974   1,224,097
*   Nautilus, Inc.....................................  56,778   1,199,719
*   Netflix, Inc...................................... 104,726  11,971,229
#*  Nevada Gold & Casinos, Inc........................     700       1,134
*   New York & Co., Inc...............................  53,002     119,255
#   New York Times Co. (The) Class A.................. 100,863   1,333,409
    Newell Rubbermaid, Inc............................ 161,918   7,007,811
*   News Corp. Class A................................ 210,180   3,095,951
*   News Corp. Class B................................ 103,444   1,476,146
    Nexstar Broadcasting Group, Inc. Class A..........  39,651   2,274,381
    NIKE, Inc. Class B................................ 286,672  33,030,348

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Nobility Homes, Inc...............................   1,105 $    10,884
    Nordstrom, Inc.................................... 132,769  10,131,602
*   Norwegian Cruise Line Holdings, Ltd............... 144,852   9,041,662
#   Nutrisystem, Inc..................................  39,395   1,183,820
*   NVR, Inc..........................................   5,718   8,520,049
*   O'Reilly Automotive, Inc..........................  65,153  15,656,917
*   Office Depot, Inc................................. 719,803   5,758,424
#   Omnicom Group, Inc................................ 171,350  12,522,258
*   Orbitz Worldwide, Inc............................. 135,737   1,531,113
#   Outerwall, Inc....................................  20,260   1,434,813
*   Overstock.com, Inc................................   9,836     208,130
    Oxford Industries, Inc............................  27,116   2,275,846
*   P&F Industries, Inc. Class A......................     504       4,329
#*  Pacific Sunwear of California, Inc................  44,547      28,555
#*  Panera Bread Co. Class A..........................  45,237   9,233,776
#   Papa John's International, Inc....................  49,902   3,770,595
#*  Penn National Gaming, Inc......................... 113,225   2,160,333
    Penske Automotive Group, Inc...................... 145,096   7,835,184
#*  Pep Boys-Manny, Moe & Jack (The)..................  61,089     723,905
*   Perfumania Holdings, Inc..........................   2,203      12,359
*   Perry Ellis International, Inc....................  13,637     328,515
#   PetMed Express, Inc...............................  14,214     239,506
#   Pier 1 Imports, Inc............................... 102,797   1,214,033
*   Pinnacle Entertainment, Inc.......................  32,626   1,256,101
#   Polaris Industries, Inc...........................  44,030   6,034,752
#   Pool Corp.........................................  51,655   3,637,545
*   Popeyes Louisiana Kitchen, Inc....................  29,368   1,782,050
*   Priceline Group, Inc. (The).......................  21,293  26,479,336
    PulteGroup, Inc................................... 204,214   4,231,314
#   PVH Corp..........................................  66,666   7,735,923
*   QEP Co., Inc......................................     352       6,156
#*  Quiksilver, Inc................................... 164,480      75,431
#*  Radio One, Inc. Class D...........................  16,485      40,223
    Ralph Lauren Corp.................................  38,742   4,877,230
#*  RCI Hospitality Holdings, Inc.....................   7,842      87,517
*   Reading International, Inc. Class A...............   5,859      69,019
*   Red Lion Hotels Corp..............................  13,744     111,876
*   Red Robin Gourmet Burgers, Inc....................  18,409   1,687,185
#   Regal Entertainment Group Class A................. 162,595   3,349,457
*   Regis Corp........................................  52,558     768,924
    Remy International, Inc...........................  12,160     359,936
#   Rent-A-Center, Inc................................  88,792   2,378,738
*   Rentrak Corp......................................   4,450     304,692
#   Restaurant Brands International, Inc..............  30,303   1,310,302
#*  Restoration Hardware Holdings, Inc................  51,051   5,179,634
    Rocky Brands, Inc.................................   7,436     135,038
    Ross Stores, Inc.................................. 269,594  14,331,617
    Royal Caribbean Cruises, Ltd...................... 175,465  15,765,530
*   Ruby Tuesday, Inc.................................  82,545     605,880
    Ruth's Hospitality Group, Inc.....................  58,070   1,017,967
#   Ryland Group, Inc. (The)..........................  39,522   1,797,065
#   Saga Communications, Inc. Class A.................   1,544      62,532
    Salem Media Group, Inc. Class A...................  12,181      78,324

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
*   Sally Beauty Holdings, Inc........................   196,768 $ 5,861,719
#   Scholastic Corp...................................    19,372     834,739
#*  Scientific Games Corp. Class A....................    30,428     459,463
#   Scripps Networks Interactive, Inc. Class A........    67,492   4,223,649
#   SeaWorld Entertainment, Inc.......................   141,018   2,445,252
*   Select Comfort Corp...............................    70,344   1,831,758
    Service Corp. International.......................   314,202   9,586,303
*   Shiloh Industries, Inc............................    18,572     209,492
    Shoe Carnival, Inc................................    23,587     667,748
#*  Shutterfly, Inc...................................    46,691   2,019,386
    Signet Jewelers, Ltd..............................    61,999   7,515,519
#   Sinclair Broadcast Group, Inc. Class A............   110,861   3,217,186
#*  Sirius XM Holdings, Inc........................... 1,658,270   6,566,749
#   Six Flags Entertainment Corp......................   110,934   5,173,962
*   Sizmek, Inc.......................................    27,927     216,714
#*  Skechers U.S.A., Inc. Class A.....................    43,702   6,574,966
*   Skullcandy, Inc...................................    39,245     286,881
*   Skyline Corp......................................     4,311      14,097
#*  Smith & Wesson Holding Corp.......................     8,213     133,215
#   Sonic Automotive, Inc. Class A....................    61,845   1,440,370
#   Sonic Corp........................................    56,022   1,664,974
#   Sotheby's.........................................    87,310   3,652,177
*   Spanish Broadcasting System, Inc. Class A.........     1,868      12,889
    Spartan Motors, Inc...............................    27,734     123,139
    Speedway Motorsports, Inc.........................    36,358     761,700
    Stage Stores, Inc.................................    52,560     925,056
    Standard Motor Products, Inc......................    33,485   1,224,546
#*  Standard Pacific Corp.............................   346,281   3,113,066
*   Stanley Furniture Co., Inc........................     8,749      26,772
    Staples, Inc......................................   405,652   5,967,141
    Starbucks Corp....................................   747,327  43,292,653
    Starwood Hotels & Resorts Worldwide, Inc..........   120,602   9,583,035
#*  Starz.............................................   105,483   4,266,787
*   Starz Class B.....................................     2,392      99,124
    Stein Mart, Inc...................................    74,023     754,294
*   Steiner Leisure, Ltd..............................    15,032     867,346
*   Steven Madden, Ltd................................    85,648   3,569,809
#*  Stoneridge, Inc...................................    34,296     417,382
#   Strattec Security Corp............................     2,661     187,042
#*  Strayer Education, Inc............................    13,939     775,148
    Sturm Ruger & Co., Inc............................     9,700     582,194
#   Superior Industries International, Inc............    24,359     412,154
    Superior Uniform Group, Inc.......................    13,906     267,412
    Sypris Solutions, Inc.............................    12,624      15,780
#*  Systemax, Inc.....................................    27,440     187,141
*   Tandy Leather Factory, Inc........................    14,264     120,959
    Target Corp.......................................   299,785  24,537,402
#*  Taylor Morrison Home Corp. Class A................    34,987     673,500
    TEGNA, Inc........................................   238,560   6,949,253
#*  Tempur Sealy International, Inc...................    70,024   5,290,313
*   Tenneco, Inc......................................    98,112   4,886,959
#*  Tesla Motors, Inc.................................    17,400   4,631,010
#   Texas Roadhouse, Inc..............................    90,270   3,555,735

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Thor Industries, Inc..............................  69,099 $ 3,861,252
    Tiffany & Co......................................  77,874   7,452,542
*   Tilly's, Inc. Class A.............................   8,715      78,871
    Time Warner Cable, Inc............................  99,620  18,928,796
    Time Warner, Inc.................................. 534,891  47,091,804
#   Time, Inc.........................................  62,354   1,391,741
    TJX Cos., Inc. (The).............................. 345,396  24,115,549
*   Toll Brothers, Inc................................ 126,059   4,906,216
*   TopBuild Corp.....................................  28,138     809,249
*   Tower International, Inc..........................  28,502     744,757
#*  Town Sports International Holdings, Inc...........  17,552      40,019
#   Tractor Supply Co.................................  95,116   8,800,132
*   Trans World Entertainment Corp....................     200         704
#*  TRI Pointe Group, Inc.............................  70,763   1,047,292
#*  TripAdvisor, Inc..................................  81,793   6,492,728
#*  Tuesday Morning Corp..............................  27,700     259,826
#*  Tumi Holdings, Inc................................  85,948   1,654,499
#   Tupperware Brands Corp............................  59,008   3,450,198
    Twenty-First Century Fox, Inc. Class A............ 519,200  17,907,208
    Twenty-First Century Fox, Inc. Class B............ 169,346   5,676,478
*   Ulta Salon Cosmetics & Fragrance, Inc.............  40,162   6,668,097
#*  Under Armour, Inc. Class A........................  89,674   8,907,318
#*  Unifi, Inc........................................  15,429     476,139
*   Universal Electronics, Inc........................  18,256     946,391
    Universal Technical Institute, Inc................  16,908     107,704
#*  Urban Outfitters, Inc............................. 191,064   6,232,508
*   US Auto Parts Network, Inc........................  19,452      44,448
    Vail Resorts, Inc.................................  55,980   6,140,446
    Value Line, Inc...................................   2,920      38,340
    VF Corp........................................... 123,516   9,521,848
    Viacom, Inc. Class A..............................   7,238     413,652
    Viacom, Inc. Class B.............................. 175,810  10,021,170
*   Vista Outdoor, Inc................................  70,758   3,337,655
*   Visteon Corp......................................  79,805   7,942,992
#*  Vitamin Shoppe, Inc...............................  34,884   1,282,336
#*  VOXX International Corp...........................  38,950     311,600
    Walt Disney Co. (The)............................. 575,602  69,072,240
#*  Weight Watchers International, Inc................  38,632     154,528
#   Wendy's Co. (The)................................. 530,753   5,445,526
*   West Marine, Inc..................................  18,950     172,066
#   Weyco Group, Inc..................................   6,018     173,679
    Whirlpool Corp....................................  72,355  12,859,654
#*  William Lyon Homes Class A........................   8,630     205,912
    Williams-Sonoma, Inc..............................  84,515   7,155,040
#   Winmark Corp......................................   2,693     272,962
#   Winnebago Industries, Inc.........................  39,670     885,831
#   Wolverine World Wide, Inc......................... 141,552   4,150,305
    Wyndham Worldwide Corp............................  95,645   7,892,625
#   Wynn Resorts, Ltd.................................  31,740   3,276,520
    Yum! Brands, Inc.................................. 218,051  19,136,156
#*  Zagg, Inc.........................................  41,457     322,121

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.......................................    39,272 $    1,024,999
                                                                 --------------
Total Consumer Discretionary..........................            2,071,138,536
                                                                 --------------
Consumer Staples -- (7.0%)
#   Alico, Inc........................................     7,143        320,149
*   Alliance One International, Inc...................     8,251        186,473
    Altria Group, Inc.................................   981,821     53,391,426
    Andersons, Inc. (The).............................    37,467      1,397,519
    Archer-Daniels-Midland Co.........................   244,526     11,595,423
#   Avon Products, Inc................................   150,757        854,792
#   B&G Foods, Inc....................................    94,215      2,782,169
#*  Boston Beer Co., Inc. (The) Class A...............     9,659      2,130,003
#*  Boulder Brands, Inc...............................    66,943        557,635
*   Bridgford Foods Corp..............................     2,501         22,259
#   Brown-Forman Corp. Class A........................    19,098      2,282,020
    Brown-Forman Corp. Class B........................    66,988      7,262,169
    Bunge, Ltd........................................   114,690      9,157,997
#   Cal-Maine Foods, Inc..............................    51,938      2,812,962
    Calavo Growers, Inc...............................    19,924      1,086,057
#   Campbell Soup Co..................................   215,607     10,631,581
#   Casey's General Stores, Inc.......................    71,218      7,279,548
*   CCA Industries, Inc...............................     3,400          8,568
*   Central Garden & Pet Co...........................    11,250        103,388
*   Central Garden & Pet Co. Class A..................    50,235        506,369
#*  Chefs' Warehouse, Inc. (The)......................    13,607        234,040
#   Church & Dwight Co., Inc..........................    79,918      6,899,321
#   Clorox Co. (The)..................................    91,464     10,238,480
#   Coca-Cola Bottling Co. Consolidated...............    11,469      1,857,978
    Coca-Cola Co. (The)............................... 1,770,200     72,719,816
    Coca-Cola Enterprises, Inc........................   225,830     11,535,396
*   Coffee Holding Co., Inc...........................       300          1,508
    Colgate-Palmolive Co..............................   447,421     30,433,576
    ConAgra Foods, Inc................................   229,416     10,108,069
    Constellation Brands, Inc. Class A................   106,075     12,731,122
    Constellation Brands, Inc. Class B................     3,160        378,821
    Costco Wholesale Corp.............................   186,305     27,070,117
    Coty, Inc. Class A................................    71,836      1,920,176
#*  Craft Brew Alliance, Inc..........................    13,966        144,269
*   Crimson Wine Group, Ltd...........................    15,327        140,395
    CVS Health Corp...................................   545,264     61,325,842
*   Cyanotech Corp....................................       800          6,464
*   Darling Ingredients, Inc..........................   193,157      2,482,067
#   Dean Foods Co.....................................   107,550      1,914,390
#*  Diamond Foods, Inc................................    27,888        901,061
    Dr Pepper Snapple Group, Inc......................   112,910      9,057,640
    Edgewell Personal Care Co.........................    47,648      4,560,390
#*  Energizer Holdings, Inc...........................    29,506      1,136,276
    Estee Lauder Cos., Inc. (The) Class A.............   119,622     10,659,516
#*  Fairway Group Holdings Corp.......................     8,621         25,863
#*  Farmer Bros Co....................................    21,339        504,881
#   Flowers Foods, Inc................................   263,196      5,700,825
#   Fresh Del Monte Produce, Inc......................    86,673      3,425,317
#*  Fresh Market, Inc. (The)..........................    23,061        703,361

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
    General Mills, Inc................................ 303,079 $17,642,229
    Golden Enterprises, Inc...........................   3,860      16,135
#*  Hain Celestial Group, Inc. (The)..................  95,889   6,518,534
#*  Herbalife, Ltd.................................... 136,906   6,912,384
    Hershey Co. (The).................................  74,863   6,954,024
#   Hormel Foods Corp................................. 132,575   7,849,766
*   HRG Group, Inc....................................  79,833   1,137,620
#   Ingles Markets, Inc. Class A......................  22,221   1,028,388
    Ingredion, Inc.................................... 106,021   9,351,052
    Inter Parfums, Inc................................  31,900     969,441
#*  Inventure Foods, Inc..............................   1,478      14,529
    J&J Snack Foods Corp..............................  22,537   2,667,479
    JM Smucker Co. (The)..............................  90,279  10,083,262
    John B. Sanfilippo & Son, Inc.....................   8,763     455,588
    Kellogg Co........................................ 130,066   8,606,467
    Keurig Green Mountain, Inc........................  47,520   3,565,901
    Kimberly-Clark Corp............................... 179,963  20,690,346
    Kraft Heinz Co. (The)............................. 289,928  23,040,578
    Kroger Co. (The).................................. 469,030  18,404,737
    Lancaster Colony Corp.............................  35,104   3,272,044
*   Landec Corp.......................................  46,627     622,470
#*  Lifeway Foods, Inc................................   3,699      54,449
#   Limoneira Co......................................     244       5,024
*   Mannatech, Inc....................................   1,435      24,826
    McCormick & Co., Inc.(579780107)..................   4,298     352,092
#   McCormick & Co., Inc.(579780206)..................  72,723   5,964,013
    Mead Johnson Nutrition Co......................... 128,920  11,395,239
*   Medifast, Inc.....................................  24,745     763,878
    MGP Ingredients, Inc..............................  16,927     250,012
    Molson Coors Brewing Co. Class A..................   1,162      80,172
    Molson Coors Brewing Co. Class B..................  94,559   6,726,927
    Mondelez International, Inc. Class A.............. 607,365  27,410,382
*   Monster Beverage Corp.............................  90,458  13,889,826
#*  National Beverage Corp............................  34,376     817,118
*   Natural Alternatives International, Inc...........   2,740      16,454
#*  Natural Grocers by Vitamin Cottage, Inc...........   5,731     153,247
#   Natural Health Trends Corp........................  10,116     306,515
#   Nature's Sunshine Products, Inc...................     200       2,506
#   Nu Skin Enterprises, Inc. Class A.................  90,653   3,594,391
*   Nutraceutical International Corp..................   9,876     238,703
#   Oil-Dri Corp. of America..........................   4,211     110,581
#*  Omega Protein Corp................................  32,498     462,122
#   Orchids Paper Products Co.........................   4,901     123,701
    PepsiCo, Inc...................................... 756,152  72,855,245
    Philip Morris International, Inc.................. 534,293  45,698,080
#   Pilgrim's Pride Corp.............................. 135,481   2,931,809
    Pinnacle Foods, Inc............................... 154,250   6,933,538
#*  Post Holdings, Inc................................  82,651   4,441,665
#   Pricesmart, Inc...................................  34,488   3,342,232
*   Primo Water Corp..................................   5,500      34,925
    Procter & Gamble Co. (The)........................ 829,431  63,617,358
*   Reliv International, Inc..........................   2,740       3,452
*   Revlon, Inc. Class A..............................  51,808   1,863,534

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Consumer Staples -- (Continued)
    Reynolds American, Inc............................ 187,301 $   16,068,553
*   Rite Aid Corp..................................... 755,659      6,732,922
    Rocky Mountain Chocolate Factory, Inc.............   3,966         51,479
#   Sanderson Farms, Inc..............................  41,613      2,996,552
*   Seaboard Corp.....................................     550      1,911,250
#*  Seneca Foods Corp. Class A........................   7,423        216,677
*   Seneca Foods Corp. Class B........................   1,493         48,328
#   Snyder's-Lance, Inc...............................  71,637      2,329,635
    SpartanNash Co....................................  50,684      1,632,532
#   Spectrum Brands Holdings, Inc.....................  82,615      8,753,059
#*  Sprouts Farmers Market, Inc....................... 121,314      2,974,619
*   SUPERVALU, Inc.................................... 382,744      3,528,900
    Sysco Corp........................................ 264,508      9,604,286
#   Tootsie Roll Industries, Inc......................  26,586        863,247
#*  TreeHouse Foods, Inc..............................  48,644      3,986,862
    Tyson Foods, Inc. Class A......................... 252,466     11,196,867
#*  United Natural Foods, Inc.........................  53,718      2,445,781
    United-Guardian, Inc..............................   1,741         33,793
#   Universal Corp....................................  21,805      1,243,975
#*  USANA Health Sciences, Inc........................   9,599      1,196,515
#   Vector Group, Ltd.................................  97,588      2,470,928
    Village Super Market, Inc. Class A................   5,304        152,119
    Wal-Mart Stores, Inc.............................. 702,221     50,545,868
    Walgreens Boots Alliance, Inc..................... 308,802     29,839,537
#   WD-40 Co..........................................  15,920      1,426,910
    Weis Markets, Inc.................................  24,373      1,027,809
*   WhiteWave Foods Co. (The) Class A................. 161,305      8,326,564
    Whole Foods Market, Inc........................... 173,385      6,311,214
                                                               --------------
Total Consumer Staples................................          1,005,369,255
                                                               --------------
Energy -- (6.2%)
#*  Abraxas Petroleum Corp............................  10,147         19,076
    Adams Resources & Energy, Inc.....................   3,234        154,488
#   Alon USA Energy, Inc.............................. 118,595      2,207,053
    Anadarko Petroleum Corp........................... 192,720     14,328,732
#*  Antero Resources Corp.............................  63,426      1,744,849
    Apache Corp....................................... 183,801      8,429,114
#*  Approach Resources, Inc...........................  32,109        124,904
#*  Arch Coal, Inc.................................... 182,324         32,837
#   Atwood Oceanics, Inc..............................  79,592      1,655,514
    Baker Hughes, Inc................................. 159,045      9,248,467
*   Barnwell Industries, Inc..........................   4,663         10,911
#*  Basic Energy Services, Inc........................  64,966        392,395
#*  Bill Barrett Corp.................................  51,882        294,690
#*  Bonanza Creek Energy, Inc.........................  71,751        560,375
#   Bristow Group, Inc................................  33,119      1,492,011
#*  C&J Energy Services, Ltd..........................  64,696        624,316
#   Cabot Oil & Gas Corp.............................. 366,399      9,584,998
#   California Resources Corp......................... 259,412      1,097,313
#*  Callon Petroleum Co............................... 121,242        792,923
*   Cameron International Corp........................ 206,240     10,406,870
#   CARBO Ceramics, Inc...............................  21,127        694,022
#*  Carrizo Oil & Gas, Inc............................  87,274      3,327,758

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
*   Cheniere Energy, Inc..............................   138,006 $  9,518,274
#   Chesapeake Energy Corp............................   406,832    3,523,165
    Chevron Corp......................................   763,505   67,554,922
    Cimarex Energy Co.................................    98,296   10,234,579
#*  Clayton Williams Energy, Inc......................    16,725      673,683
#*  Clean Energy Fuels Corp...........................    54,100      311,616
#*  Cloud Peak Energy, Inc............................    70,350      223,713
#*  Cobalt International Energy, Inc..................   294,525    2,270,788
    Columbia Pipeline Group, Inc......................   157,357    4,591,677
#   Comstock Resources, Inc...........................    44,876       56,544
*   Concho Resources, Inc.............................    97,514   10,391,092
    ConocoPhillips....................................   557,760   28,077,638
#   CONSOL Energy, Inc................................   119,326    1,971,265
*   Contango Oil & Gas Co.............................    18,297      167,966
#*  Continental Resources, Inc........................   197,916    6,612,374
#   Core Laboratories NV..............................    45,994    5,042,322
#   CVR Energy, Inc...................................    55,022    2,103,491
#*  Dawson Geophysical Co.............................    19,709       81,398
    Delek US Holdings, Inc............................    98,807    3,524,446
#   Denbury Resources, Inc............................   341,290    1,344,683
    Devon Energy Corp.................................   165,551    8,181,530
#   DHT Holdings, Inc.................................    27,208      216,304
#   Diamond Offshore Drilling, Inc....................   131,429    2,884,867
*   Diamondback Energy, Inc...........................    87,674    5,900,460
#*  Dril-Quip, Inc....................................    42,964    2,509,527
*   Emerald Oil, Inc..................................     3,181        5,376
    Energen Corp......................................    93,706    5,172,571
#   Energy XXI, Ltd...................................    98,756      174,798
*   ENGlobal Corp.....................................    13,200       16,104
    EnLink Midstream LLC..............................    66,666    1,796,649
    EOG Resources, Inc................................   327,389   25,271,157
#*  EP Energy Corp. Class A...........................    38,800      324,756
    EQT Corp..........................................    79,648    6,120,949
*   Era Group, Inc....................................    29,026      491,410
    Evolution Petroleum Corp..........................     8,344       43,556
    Exterran Holdings, Inc............................    77,446    1,919,886
    Exxon Mobil Corp.................................. 2,223,173  176,097,533
*   FieldPoint Petroleum Corp.........................     4,233        4,445
*   FMC Technologies, Inc.............................   242,050    7,929,558
*   Forum Energy Technologies, Inc....................    44,096      673,787
#   GasLog, Ltd.......................................    51,776      803,564
#*  Gastar Exploration, Inc...........................    96,278      163,673
#*  Geospace Technologies Corp........................    10,281      179,301
#   Green Plains, Inc.................................    42,179      946,919
    Gulf Island Fabrication, Inc......................    13,735      156,716
#   Gulfmark Offshore, Inc. Class A...................    29,608      278,907
*   Gulfport Energy Corp..............................   140,251    4,594,623
#*  Halcon Resources Corp.............................   140,049      154,054
    Halliburton Co....................................   368,543   15,401,412
*   Helix Energy Solutions Group, Inc.................   135,544    1,134,503
#   Helmerich & Payne, Inc............................   119,105    6,877,123
*   Hercules Offshore, Inc............................   135,628       12,207
    Hess Corp.........................................   164,697    9,718,770

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
*   HKN, Inc..........................................     239 $    10,755
    HollyFrontier Corp................................ 161,346   7,786,558
#*  Hornbeck Offshore Services, Inc...................  38,647     703,375
#*  ION Geophysical Corp.............................. 152,746     120,654
#*  Jones Energy, Inc. Class A........................   5,650      39,776
#*  Key Energy Services, Inc.......................... 219,468     199,738
#   Kinder Morgan, Inc................................ 783,900  27,154,296
*   Kosmos Energy, Ltd................................ 270,565   1,948,068
#*  Laredo Petroleum Holdings, Inc.................... 153,243   1,313,292
#   LinnCo LLC........................................ 108,620     423,618
    Marathon Oil Corp................................. 414,759   8,714,087
    Marathon Petroleum Corp........................... 338,378  18,499,125
#*  Matador Resources Co.............................. 104,532   2,302,840
*   Matrix Service Co.................................  33,352     646,362
#*  McDermott International, Inc...................... 205,264     903,162
*   Mexco Energy Corp.................................     684       1,614
#*  Mitcham Industries, Inc...........................  11,460      47,330
#   Murphy Oil Corp................................... 139,725   4,581,583
    Nabors Industries, Ltd............................ 389,140   4,517,915
#   National Oilwell Varco, Inc....................... 159,399   6,715,480
*   Natural Gas Services Group, Inc...................  12,763     256,792
*   Newfield Exploration Co........................... 192,184   6,301,713
#*  Newpark Resources, Inc............................ 105,948     766,004
#   Noble Corp. P.L.C................................. 282,691   3,378,157
    Noble Energy, Inc................................. 329,994  11,625,678
#*  Nordic American Offshore, Ltd.....................     255       1,818
#   Nordic American Tankers, Ltd......................  29,510     443,240
#*  Northern Oil and Gas, Inc.........................  74,420     354,239
#*  Nuverra Environmental Solutions, Inc..............  21,111      59,533
#*  Oasis Petroleum, Inc.............................. 136,548   1,314,957
    Occidental Petroleum Corp......................... 335,089  23,523,248
#   Oceaneering International, Inc....................  82,252   3,291,725
*   Oil States International, Inc.....................  78,683   2,369,145
#   ONEOK, Inc........................................ 157,482   5,951,245
#*  Overseas Shipholding Group, Inc...................  19,258      69,329
#   Panhandle Oil and Gas, Inc. Class A...............  24,429     435,325
*   Par Petroleum Corp................................   1,808      32,562
#   Paragon Offshore P.L.C............................  68,375      50,939
*   Parker Drilling Co................................ 166,097     421,886
#   Patterson-UTI Energy, Inc......................... 250,056   4,122,173
#   PBF Energy, Inc. Class A.......................... 129,651   4,093,082
#*  PDC Energy, Inc...................................  61,949   2,908,506
#   Peabody Energy Corp............................... 236,569     283,883
#*  Penn Virginia Corp................................  95,262     127,651
#*  PetroQuest Energy, Inc............................ 100,726     140,009
#*  PHI, Inc.(69336T106)..............................   2,247      66,826
*   PHI, Inc.(69336T205)..............................  10,655     295,463
    Phillips 66....................................... 229,482  18,243,819
*   Pioneer Energy Services Corp......................  54,296     198,723
    Pioneer Natural Resources Co......................  57,713   7,316,277
    QEP Resources, Inc................................ 224,471   3,115,657
#   Range Resources Corp.............................. 180,374   7,095,913
#*  Renewable Energy Group, Inc.......................  48,389     493,568

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
#*  REX American Resources Corp.......................   7,500 $    387,300
#*  Rex Energy Corp...................................  63,446      142,119
#*  Rice Energy, Inc..................................  33,067      596,859
#*  RigNet, Inc.......................................  10,885      282,248
#   Rowan Cos. P.L.C. Class A......................... 153,292    2,641,221
#*  Royale Energy, Inc................................     400          324
#   RPC, Inc.......................................... 219,911    2,704,905
#*  RSP Permian, Inc..................................   7,712      191,258
#*  Sanchez Energy Corp...............................   2,262       16,580
#*  SandRidge Energy, Inc............................. 662,821      342,678
    Schlumberger, Ltd................................. 485,575   40,215,321
#   Scorpio Tankers, Inc.............................. 301,460    3,237,680
#*  SEACOR Holdings, Inc..............................  26,496    1,673,752
    SemGroup Corp. Class A............................  55,862    3,971,230
#*  Seventy Seven Energy, Inc.........................  41,688      130,067
#   Ship Finance International, Ltd...................  85,877    1,436,722
#   SM Energy Co...................................... 112,856    4,183,572
#*  Southwestern Energy Co............................ 456,970    8,499,642
#   Spectra Energy Corp............................... 247,419    7,486,899
*   Steel Excel, Inc..................................   6,102      127,776
#*  Stone Energy Corp.................................  68,909      398,983
#   Superior Energy Services, Inc..................... 232,096    3,945,632
#*  Swift Energy Co...................................  31,634       23,131
#*  Synergy Resources Corp............................ 135,529    1,318,697
#   Targa Resources Corp..............................  81,187    7,180,990
#   Teekay Corp....................................... 100,937    3,614,554
#   Tesco Corp........................................  52,121      500,362
    Tesoro Corp....................................... 203,364   19,795,452
*   TETRA Technologies, Inc........................... 122,660      583,862
#   Tidewater, Inc....................................  60,688    1,185,237
#   Transocean, Ltd................................... 428,052    5,675,969
#*  Triangle Petroleum Corp........................... 101,041      374,862
#*  Ultra Petroleum Corp.............................. 141,456    1,100,528
#*  Unit Corp.........................................  57,869    1,141,755
#*  Uranium Energy Corp...............................  21,851       29,280
*   Uranium Resources, Inc............................     685          603
#   US Silica Holdings, Inc...........................  49,746    1,120,280
#*  Vaalco Energy, Inc................................  93,901      123,949
    Valero Energy Corp................................ 272,503   17,876,197
#   W&T Offshore, Inc.................................  91,888      346,418
#*  Warren Resources, Inc.............................  84,791       30,101
#*  Weatherford International P.L.C................... 855,170    9,133,216
#   Western Refining, Inc............................. 193,245    8,533,699
#*  Westmoreland Coal Co..............................  17,932      279,560
#*  Whiting Petroleum Corp............................ 123,630    2,533,179
#*  Willbros Group, Inc...............................  54,889       44,460
    Williams Cos., Inc. (The)......................... 193,846   10,173,038
#   World Fuel Services Corp..........................  91,861    3,734,150
#*  WPX Energy, Inc................................... 276,911    2,409,126
                                                               ------------
Total Energy..........................................          888,910,383
                                                               ------------
Financials -- (13.8%)
*   1st Constitution Bancorp..........................   1,441       16,658

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    1st Source Corp...................................  29,972 $ 1,018,748
    A-Mark Precious Metals, Inc.......................      96       1,008
#   Access National Corp..............................   4,884      94,798
    ACE, Ltd.......................................... 129,407  14,075,599
*   Affiliated Managers Group, Inc....................  39,410   8,193,339
    Aflac, Inc........................................ 209,288  13,404,896
    Alexander & Baldwin, Inc..........................  86,820   3,277,455
*   Alleghany Corp....................................   9,912   4,818,521
    Alliance Bancorp, Inc. of Pennsylvania............   1,546      36,532
    Allied World Assurance Co. Holdings AG............ 114,616   4,843,672
    Allstate Corp. (The).............................. 169,655  11,697,712
*   Ally Financial, Inc............................... 374,226   8,521,126
#*  Altisource Asset Management Corp..................     909     120,506
*   Altisource Portfolio Solutions SA.................  18,312     598,070
#*  Ambac Financial Group, Inc........................  20,309     325,756
    Ameriana Bancorp..................................     456      10,164
    American Equity Investment Life Holding Co........ 132,344   3,909,442
    American Express Co............................... 467,394  35,549,988
    American Financial Group, Inc..................... 100,431   6,924,717
*   American Independence Corp........................     371       3,806
    American International Group, Inc................. 536,675  34,411,601
#   American National Bankshares, Inc.................   3,768      89,226
    American National Insurance Co....................  23,617   2,525,838
*   American River Bankshares.........................   2,192      22,073
    Ameriprise Financial, Inc.........................  89,695  11,271,971
    Ameris Bancorp....................................  53,293   1,439,444
    AMERISAFE, Inc....................................  29,143   1,458,607
    AmeriServ Financial, Inc..........................   8,436      28,345
#   Amtrust Financial Services, Inc................... 135,554   9,422,359
    Aon P.L.C......................................... 110,945  11,179,928
#*  Arch Capital Group, Ltd...........................  70,226   5,011,327
    Argo Group International Holdings, Ltd............  28,737   1,620,192
#   Arrow Financial Corp..............................  11,613     319,822
    Arthur J Gallagher & Co........................... 135,859   6,443,792
#   Artisan Partners Asset Management, Inc. Class A...  37,200   1,776,300
    Aspen Insurance Holdings, Ltd.....................  99,439   4,782,022
#   Associated Banc-Corp.............................. 221,450   4,364,780
    Assurant, Inc.....................................  85,630   6,387,998
    Assured Guaranty, Ltd............................. 236,024   5,773,147
*   Asta Funding, Inc.................................  10,330      86,256
    Astoria Financial Corp............................ 171,336   2,590,600
#   Atlantic American Corp............................   2,737      10,127
#*  Atlantic Coast Financial Corp.....................     945       4,271
*   Atlanticus Holdings Corp..........................  14,132      55,397
    Auburn National Bancorporation, Inc...............     335       8,985
#*  AV Homes, Inc.....................................   8,825     130,345
    Axis Capital Holdings, Ltd........................ 110,926   6,384,901
    Baldwin & Lyons, Inc. Class A.....................     638      15,133
    Baldwin & Lyons, Inc. Class B.....................   8,934     208,341
    Banc of California, Inc...........................   9,411     114,155
    Bancfirst Corp....................................  15,045     957,012
#*  Bancorp, Inc. (The)...............................  53,304     445,088
#   BancorpSouth, Inc................................. 172,058   4,347,906

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Bank Mutual Corp..................................    41,402 $   300,993
    Bank of America Corp.............................. 4,412,191  78,889,975
    Bank of Commerce Holdings.........................     6,357      36,807
#   Bank of Hawaii Corp...............................    61,205   4,129,501
    Bank of New York Mellon Corp. (The)...............   466,336  20,238,982
#   Bank of the Ozarks, Inc...........................    97,459   4,299,891
    BankFinancial Corp................................    16,549     200,077
    BankUnited, Inc...................................   122,724   4,481,881
    Banner Corp.......................................    34,086   1,624,539
#   Bar Harbor Bankshares.............................     3,463     118,781
    BB&T Corp.........................................   289,797  11,670,125
    BBCN Bancorp, Inc.................................   143,141   2,197,214
*   BBX Capital Corp. Class A.........................       277       4,424
    BCB Bancorp, Inc..................................     4,090      47,280
*   Bear State Financial, Inc.........................     2,492      22,802
*   Beneficial Bancorp, Inc...........................    83,828   1,078,028
    Berkshire Bancorp, Inc............................     1,000       7,875
*   Berkshire Hathaway, Inc. Class B..................   676,888  96,618,993
    Berkshire Hills Bancorp, Inc......................    43,327   1,260,816
    BGC Partners, Inc. Class A........................   316,002   3,112,620
    BlackRock, Inc....................................    41,046  13,804,591
    BNC Bancorp.......................................     2,622      59,047
#*  BofI Holding, Inc.................................    21,575   2,650,489
#   BOK Financial Corp................................    60,241   4,003,617
#   Boston Private Financial Holdings, Inc............   141,543   1,780,611
#   Bridge Bancorp, Inc...............................     2,589      66,952
    Brookline Bancorp, Inc............................   128,095   1,443,631
    Brown & Brown, Inc................................   192,083   6,425,176
*   Brunswick Bancorp.................................        40         218
    Bryn Mawr Bank Corp...............................    19,003     548,047
    C&F Financial Corp................................       721      27,398
    Calamos Asset Management, Inc. Class A............    19,363     232,550
    California First National Bancorp.................     2,970      40,154
#   Camden National Corp..............................     7,697     309,881
    Cape Bancorp, Inc.................................     5,201      55,183
*   Capital Bank Financial Corp. Class A..............     3,399     101,868
    Capital City Bank Group, Inc......................    11,641     179,737
    Capital One Financial Corp........................   228,020  18,538,026
*   Capital Properties, Inc. Class A..................       600       7,635
    Capitol Federal Financial, Inc....................   240,607   2,892,096
    Cardinal Financial Corp...........................    51,342   1,199,349
*   Carolina Bank Holdings, Inc.......................       900      11,115
#*  Cascade Bancorp...................................    19,485     100,543
#   Cash America International, Inc...................    51,879   1,438,605
    Cathay General Bancorp............................   142,743   4,583,478
    CBOE Holdings, Inc................................    95,355   5,910,103
*   CBRE Group, Inc. Class A..........................   209,129   7,940,628
    Centerstate Banks, Inc............................    32,618     454,695
#   Central Pacific Financial Corp....................    24,892     579,735
#   Century Bancorp, Inc. Class A.....................     1,596      66,473
    Charles Schwab Corp. (The)........................   316,470  11,038,474
    Charter Financial Corp............................     1,777      21,573
    Chemical Financial Corp...........................    38,671   1,274,209

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Chicopee Bancorp, Inc.............................     3,096 $    51,239
    Chubb Corp. (The).................................   104,080  12,940,266
#   Cincinnati Financial Corp.........................    95,378   5,265,819
    CIT Group, Inc....................................   115,275   5,422,536
    Citigroup, Inc.................................... 1,280,990  74,886,675
    Citizens Community Bancorp, Inc...................     1,650      15,032
    Citizens Holding Co...............................       772      15,494
#*  Citizens, Inc.....................................    39,312     266,142
#   City Holding Co...................................    20,810   1,003,458
    City National Corp................................    55,479   4,988,117
    Civista Bancshares, Inc...........................     1,000      10,490
#   CKX Lands, Inc....................................       743       9,897
#   Clifton Bancorp, Inc..............................    24,968     339,565
    CME Group, Inc....................................   136,754  13,133,854
    CNA Financial Corp................................   110,228   4,367,233
    CNB Financial Corp................................     8,185     142,255
    CNO Financial Group, Inc..........................   184,317   3,288,215
#   CoBiz Financial, Inc..............................    48,561     621,095
    Codorus Valley Bancorp, Inc.......................     1,761      36,400
    Cohen & Steers, Inc...............................    15,317     473,448
*   Colony Bankcorp, Inc..............................     1,337      11,953
    Columbia Banking System, Inc......................   100,467   3,294,313
    Comerica, Inc.....................................   101,026   4,791,663
#   Commerce Bancshares, Inc..........................   121,831   5,737,022
    Commercial National Financial Corp................       847      20,074
#   Community Bank System, Inc........................    60,127   2,298,655
*   Community Bankers Trust Corp......................     5,562      27,866
    Community Trust Bancorp, Inc......................    20,284     710,143
    Community West Bancshares.........................     1,844      12,355
*   CommunityOne Bancorp..............................         1          11
    ConnectOne Bancorp, Inc...........................    14,878     317,794
#   Consolidated-Tomoka Land Co.......................     5,884     340,860
*   Consumer Portfolio Services, Inc..................    11,333      68,451
#*  Cowen Group, Inc. Class A.........................   121,371     685,746
    Crawford & Co. Class A............................    19,714     127,944
#   Crawford & Co. Class B............................    19,531     135,155
#*  Credit Acceptance Corp............................    26,727   6,420,093
#   Cullen/Frost Bankers, Inc.........................    63,737   4,617,746
*   Customers Bancorp, Inc............................     9,990     251,249
#   CVB Financial Corp................................   132,337   2,343,688
    Diamond Hill Investment Group, Inc................     2,040     392,680
#   Dime Community Bancshares, Inc....................    66,961   1,138,337
    Discover Financial Services.......................   238,731  13,323,577
    Donegal Group, Inc. Class A.......................    22,595     335,988
    Donegal Group, Inc. Class B.......................     2,147      42,736
*   E*TRADE Financial Corp............................   226,499   6,437,102
    Eagle Bancorp Montana, Inc........................       566       6,266
#*  Eagle Bancorp, Inc................................    17,546     779,042
    East West Bancorp, Inc............................   178,505   7,989,884
    Eastern Virginia Bankshares, Inc..................       851       5,361
#   Eaton Vance Corp..................................   131,015   5,025,735
#*  eHealth, Inc......................................    11,143     181,297
    EMC Insurance Group, Inc..........................    15,817     381,506

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
            Employers Holdings, Inc......................  56,907 $ 1,365,768
#*          Encore Capital Group, Inc....................  36,785   1,582,123
            Endurance Specialty Holdings, Ltd............  79,561   5,528,694
#*          Enova International, Inc.....................  52,556     950,212
*           Enstar Group, Ltd............................  15,328   2,452,327
#           Enterprise Bancorp, Inc......................   3,680      80,850
            Enterprise Financial Services Corp...........  15,334     370,009
#           Erie Indemnity Co. Class A...................  47,666   4,114,052
            ESSA Bancorp, Inc............................   9,594     123,283
            Evans Bancorp, Inc...........................   1,219      29,561
            EverBank Financial Corp......................   8,327     166,040
            Evercore Partners, Inc. Class A..............  54,574   3,208,951
#           Everest Re Group, Ltd........................  38,167   6,989,141
#*          Ezcorp, Inc. Class A.........................  76,355     541,357
*           Farmers Capital Bank Corp....................   2,267      57,990
            FBL Financial Group, Inc. Class A............  22,739   1,296,350
#           Federal Agricultural Mortgage Corp. Class A..     773      20,871
            Federal Agricultural Mortgage Corp. Class C..  12,651     338,414
#           Federated Investors, Inc. Class B............ 154,641   5,212,948
            Federated National Holding Co................  26,433     623,554
            Fidelity Southern Corp.......................   9,799     190,493
            Fifth Third Bancorp.......................... 566,314  11,932,236
#           Financial Engines, Inc.......................  11,871     544,404
            Financial Institutions, Inc..................  15,482     379,928
*           First Acceptance Corp........................   9,100      27,209
#           First American Financial Corp................ 147,792   5,997,399
*           First BanCorp(318672706).....................  79,473     342,529
            First BanCorp(318910106).....................  13,598     232,118
            First Bancorp of Indiana, Inc................      96       1,613
#           First Bancorp, Inc...........................   5,920     112,539
*           First Bancshares, Inc........................     200       1,550
            First Bancshares, Inc. (The).................     237       4,095
            First Busey Corp.............................  96,268     613,227
            First Business Financial Services, Inc.......   1,081      47,294
*           First Cash Financial Services, Inc...........  37,564   1,527,728
            First Citizens BancShares, Inc. Class A......   8,898   2,280,913
#           First Commonwealth Financial Corp............ 166,438   1,531,230
            First Community Bancshares, Inc..............  15,959     283,911
            First Defiance Financial Corp................   8,344     320,827
            First Federal of Northern Michigan Bancorp,
              Inc........................................     200       1,234
            First Financial Bancorp......................  87,585   1,664,991
#           First Financial Bankshares, Inc..............  42,062   1,429,267
            First Financial Corp.........................  13,610     451,580
            First Financial Northwest, Inc...............  14,137     175,723
#           First Horizon National Corp.................. 288,872   4,578,621
            First Interstate Bancsystem, Inc.............  37,525   1,040,568
#*          First Marblehead Corp. (The).................   5,889      22,202
            First Merchants Corp.........................  43,794   1,139,958
            First Midwest Bancorp, Inc................... 126,532   2,375,006
*           First NBC Bank Holding Co....................   7,042     269,004
            First Niagara Financial Group, Inc........... 421,419   4,091,979
(degrees)*  First Place Financial Corp...................   9,209          --

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    First Republic Bank............................... 114,699 $ 7,316,649
    First South Bancorp, Inc..........................   4,572      36,439
*   First United Corp.................................   1,938      16,318
#   First West Virginia Bancorp, Inc..................     266       5,400
#   FirstMerit Corp................................... 193,542   3,626,977
*   Flagstar Bancorp, Inc.............................  55,987   1,136,536
    Flushing Financial Corp...........................  45,886     952,593
#   FNB Corp.......................................... 261,077   3,600,252
    FNF Group......................................... 202,420   7,912,598
*   FNFV Group........................................  68,017     990,328
*   Forest City Enterprises, Inc. Class A............. 179,773   4,197,700
*   Forest City Enterprises, Inc. Class B.............   4,615     107,483
#*  Forestar Group, Inc...............................  57,366     734,285
    Fox Chase Bancorp, Inc............................  11,006     187,872
    Franklin Resources, Inc........................... 208,601   9,501,776
#*  FRP Holdings, Inc.................................   4,712     139,051
#   Fulton Financial Corp............................. 313,669   4,065,150
#   FXCM, Inc. Class A................................  34,906      38,397
#   Gain Capital Holdings, Inc........................  63,023     439,901
*   GAINSCO, Inc......................................     513       7,182
    GAMCO Investors, Inc. Class A.....................   8,401     576,813
#*  Genworth Financial, Inc. Class A.................. 536,769   3,762,751
#   German American Bancorp, Inc......................  11,868     345,477
    Glacier Bancorp, Inc..............................  87,343   2,454,338
*   Global Indemnity P.L.C............................  15,713     434,464
    Goldman Sachs Group, Inc. (The)................... 169,061  34,669,339
    Great Southern Bancorp, Inc.......................  15,982     663,253
*   Green Dot Corp. Class A...........................  56,901   1,178,989
    Greenhill & Co., Inc..............................  39,899   1,569,228
*   Greenlight Capital Re, Ltd. Class A...............  44,598   1,240,716
#   Griffin Industrial Realty, Inc....................   2,756      86,428
    Guaranty Bancorp..................................   1,480      23,724
    Guaranty Federal Bancshares, Inc..................     909      13,435
*   Hallmark Financial Services, Inc..................  16,543     176,679
#   Hancock Holding Co................................ 101,806   2,974,771
    Hanmi Financial Corp..............................  58,377   1,477,522
#   Hanover Insurance Group, Inc. (The)...............  58,645   4,741,448
    Harleysville Savings Financial Corp...............   1,916      35,254
    Hartford Financial Services Group, Inc. (The)..... 325,255  15,465,875
    Hawthorn Bancshares, Inc..........................   1,328      18,499
    HCC Insurance Holdings, Inc....................... 115,321   8,898,168
#   HCI Group, Inc....................................  24,722   1,109,523
#   Heartland Financial USA, Inc......................  19,195     723,268
    Heritage Commerce Corp............................  19,954     221,290
    Heritage Financial Corp...........................  27,345     484,007
    HF Financial Corp.................................   1,948      30,233
    HFF, Inc. Class A.................................  53,162   2,436,946
*   Hilltop Holdings, Inc............................. 140,853   2,964,956
    Hingham Institution for Savings...................     458      55,423
*   HMN Financial, Inc................................     989      11,571
    Home Bancorp, Inc.................................   4,739     114,826
    Home BancShares, Inc..............................  71,548   2,849,041
*   HomeStreet, Inc...................................  16,674     376,999

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
*   HomeTrust Bancshares, Inc.........................       338 $      5,793
    HopFed Bancorp, Inc...............................     1,211       14,084
    Horace Mann Educators Corp........................    49,848    1,756,644
    Horizon Bancorp...................................     1,946       47,210
#*  Howard Hughes Corp. (The).........................    42,050    5,717,118
    Hudson City Bancorp, Inc..........................   416,419    4,293,280
    Huntington Bancshares, Inc........................   688,210    8,031,411
    Iberiabank Corp...................................    59,560    3,844,598
#   Independence Holding Co...........................     8,496      111,128
    Independent Bank Corp.(453836108).................    30,921    1,495,340
    Independent Bank Corp.(453838609).................     3,800       54,188
    Independent Bank Group, Inc.......................       300       13,344
    Infinity Property & Casualty Corp.................     7,832      607,058
    Interactive Brokers Group, Inc. Class A...........    94,322    3,787,028
    Intercontinental Exchange, Inc....................    37,940    8,651,838
*   InterGroup Corp. (The)............................       200        4,680
    International Bancshares Corp.....................    91,903    2,474,948
*   INTL. FCStone, Inc................................    26,888      784,054
    Invesco, Ltd......................................   307,691   11,876,873
    Investment Technology Group, Inc..................    62,232    1,266,421
    Investors Bancorp, Inc............................   426,702    5,197,230
    Investors Title Co................................     1,022       72,787
#   Janus Capital Group, Inc..........................   226,085    3,703,272
    JMP Group LLC.....................................    12,251       89,677
    Jones Lang LaSalle, Inc...........................    39,169    6,973,649
    JPMorgan Chase & Co............................... 1,685,797  115,527,668
*   KCG Holdings, Inc. Class A........................    21,871      232,270
#*  Kearny Financial Corp.............................    60,820      678,143
#   Kemper Corp.......................................    91,940    3,559,917
    Kennedy-Wilson Holdings, Inc......................    92,171    2,333,770
    Kentucky First Federal Bancorp....................       936        7,862
    KeyCorp...........................................   482,941    7,166,844
#*  Ladenburg Thalmann Financial Services, Inc........    23,786       72,309
    Lake Shore Bancorp, Inc...........................       125        1,666
    Lake Sunapee Bank Group...........................     3,306       49,259
    Lakeland Bancorp, Inc.............................    28,989      327,576
    Lakeland Financial Corp...........................    23,519    1,000,498
    Landmark Bancorp, Inc.............................     1,256       33,761
    LegacyTexas Financial Group, Inc..................    51,221    1,556,606
    Legg Mason, Inc...................................   128,505    6,340,437
#*  LendingTree, Inc..................................     8,606      713,610
    Leucadia National Corp............................   207,439    4,878,965
    Lincoln National Corp.............................   143,009    8,054,267
    LNB Bancorp, Inc..................................     6,277      116,752
    Loews Corp........................................   209,851    7,997,422
    Louisiana Bancorp, Inc............................     2,100       50,547
#   LPL Financial Holdings, Inc.......................   168,178    7,929,593
#   M&T Bank Corp.....................................    75,378    9,885,825
#   Macatawa Bank Corp................................    19,394      104,922
    Mackinac Financial Corp...........................     1,000       10,640
*   Magyar Bancorp, Inc...............................       211        2,200
#   Maiden Holdings, Ltd..............................   113,618    1,879,242
    MainSource Financial Group, Inc...................    15,906      348,182

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
*   Malvern Bancorp, Inc..............................     134 $     2,027
    Manning & Napier, Inc.............................   7,687      76,870
*   Marcus & Millichap, Inc...........................  19,466     997,438
*   Markel Corp.......................................   9,135   8,127,866
    MarketAxess Holdings, Inc.........................  36,860   3,604,908
    Marlin Business Services Corp.....................  11,172     177,523
    Marsh & McLennan Cos., Inc........................ 234,561  13,590,464
*   Maui Land & Pineapple Co., Inc....................   2,542      13,142
    MB Financial, Inc................................. 111,968   3,818,109
#*  MBIA, Inc......................................... 296,282   1,762,878
*   MBT Financial Corp................................   4,170      24,353
    McGraw Hill Financial, Inc........................ 139,924  14,237,267
    Mercantile Bank Corp..............................   7,802     160,721
    Merchants Bancshares, Inc.........................   4,638     146,561
#   Mercury General Corp..............................  64,549   3,643,791
*   Meridian Bancorp, Inc.............................  51,024     665,353
    Meta Financial Group, Inc.........................   2,618     132,366
    MetLife, Inc...................................... 368,754  20,554,348
    Metro Bancorp, Inc................................  15,523     379,848
#*  MGIC Investment Corp.............................. 152,142   1,684,212
    Mid Penn Bancorp, Inc.............................     497       8,141
    MidSouth Bancorp, Inc.............................   5,731      79,947
#   MidWestOne Financial Group, Inc...................   3,102     100,474
    Moelis & Co. Class A..............................   2,816      84,255
    Montpelier Re Holdings, Ltd.......................  46,585   1,986,850
    Moody's Corp......................................  79,462   8,774,989
    Morgan Stanley.................................... 623,783  24,227,732
*   MSB Financial Corp................................     386       4,520
    MSCI, Inc......................................... 126,045   8,591,227
    MutualFirst Financial, Inc........................   2,798      66,089
    NASDAQ OMX Group, Inc. (The)...................... 103,534   5,283,340
    National Bank Holdings Corp. Class A..............  19,410     420,032
    National General Holdings Corp....................     659      15,085
#   National Interstate Corp..........................  14,597     368,720
    National Penn Bancshares, Inc..................... 261,125   2,799,260
    National Security Group, Inc. (The)...............     312       4,415
    National Western Life Insurance Co. Class A.......   1,527     367,992
#*  Nationstar Mortgage Holdings, Inc.................  12,405     230,113
*   Naugatuck Valley Financial Corp...................     610       6,527
    Navient Corp...................................... 510,768   8,019,058
*   Navigators Group, Inc. (The)......................  21,114   1,650,693
#   NBT Bancorp, Inc..................................  51,777   1,399,532
    Nelnet, Inc. Class A..............................  48,861   1,924,635
#   New York Community Bancorp, Inc................... 251,719   4,790,213
#   NewBridge Bancorp.................................  45,057     396,952
#*  NewStar Financial, Inc............................  38,956     450,721
*   Nicholas Financial, Inc...........................   4,022      52,648
*   NMI Holdings, Inc. Class A........................   3,395      27,160
    Northeast Bancorp.................................      59         609
    Northeast Community Bancorp, Inc..................   5,056      38,173
    Northern Trust Corp............................... 174,443  13,343,145
#   Northfield Bancorp, Inc...........................  84,319   1,269,844
    Northrim BanCorp, Inc.............................   3,902      98,682

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    NorthStar Asset Management Group, Inc............. 105,716 $ 1,936,717
    Northwest Bancshares, Inc......................... 162,655   2,064,092
#   Norwood Financial Corp............................     991      30,374
#   Ocean Shore Holding Co............................   3,964      59,420
    OceanFirst Financial Corp.........................  16,231     284,529
#*  Ocwen Financial Corp.............................. 106,268     895,839
    OFG Bancorp.......................................  80,840     651,570
    Ohio Valley Banc Corp.............................   1,110      25,275
    Old Line Bancshares, Inc..........................     600       9,492
    Old National Bancorp.............................. 195,143   2,808,108
    Old Republic International Corp................... 303,739   5,081,553
*   Old Second Bancorp, Inc...........................   4,388      28,566
    OneBeacon Insurance Group, Ltd. Class A...........  40,320     584,640
    Oppenheimer Holdings, Inc. Class A................   9,164     208,023
#   Oritani Financial Corp............................  75,867   1,191,871
    Pacific Continental Corp..........................  15,394     204,432
*   Pacific Mercantile Bancorp........................  19,353     143,019
*   Pacific Premier Bancorp, Inc......................  26,462     503,043
#   PacWest Bancorp................................... 135,992   6,295,070
#   Park National Corp................................  12,868   1,127,237
    Park Sterling Corp................................  20,322     147,131
    PartnerRe, Ltd....................................  57,594   7,830,480
*   Patriot National Bancorp, Inc.....................      50         849
#   Peapack Gladstone Financial Corp..................   6,688     148,474
#   Penns Woods Bancorp, Inc..........................   3,034     130,280
#*  PennyMac Financial Services, Inc. Class A.........   2,336      42,585
#   People's United Financial, Inc.................... 363,664   5,916,813
    Peoples Bancorp of North Carolina, Inc............   2,042      37,491
#   Peoples Bancorp, Inc..............................  10,504     221,004
*   PHH Corp..........................................  53,569   1,337,082
#*  Phoenix Cos., Inc. (The)..........................   4,663      64,349
*   PICO Holdings, Inc................................  22,220     273,973
    Pinnacle Financial Partners, Inc..................  45,288   2,404,340
*   Piper Jaffray Cos.................................  12,428     557,396
    PNC Financial Services Group, Inc. (The).......... 207,434  20,365,870
*   Popular, Inc...................................... 126,144   3,862,529
#*  PRA Group, Inc....................................  78,837   5,010,091
    Preferred Bank....................................   1,749      55,128
    Premier Financial Bancorp, Inc....................   2,911      43,985
#   Primerica, Inc....................................  74,957   3,390,305
    Principal Financial Group, Inc.................... 217,423  12,069,151
    PrivateBancorp, Inc............................... 107,203   4,431,772
    ProAssurance Corp.................................  69,004   3,332,203
    Progressive Corp. (The)........................... 613,639  18,715,990
    Prosperity Bancshares, Inc........................  72,293   3,946,475
    Provident Financial Holdings, Inc.................   6,264     100,788
    Provident Financial Services, Inc.................  90,769   1,780,888
#   Prudential Bancorp, Inc...........................   2,842      41,806
    Prudential Financial, Inc......................... 190,244  16,809,960
#   PSB Holdings, Inc.................................   1,100       9,317
    Pulaski Financial Corp............................   7,180      92,837
    Pzena Investment Management, Inc. Class A.........   8,560      89,024
    QC Holdings, Inc..................................   8,157      19,251

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    QCR Holdings, Inc.................................   1,185 $    25,549
#   Radian Group, Inc................................. 100,718   1,859,254
    Raymond James Financial, Inc...................... 116,029   6,845,711
#   RCS Capital Corp. Class A.........................  25,817     150,513
*   Realogy Holdings Corp............................. 157,611   7,174,453
*   Regional Management Corp..........................     433       8,366
    Regions Financial Corp............................ 755,553   7,850,196
    Reinsurance Group of America, Inc.................  79,074   7,632,223
    RenaissanceRe Holdings, Ltd.......................  58,164   6,240,997
#   Renasant Corp.....................................  46,475   1,494,171
    Republic Bancorp, Inc. Class A....................  15,312     385,097
#*  Republic First Bancorp, Inc.......................  14,828      51,601
    Resource America, Inc. Class A....................  21,470     173,478
    Riverview Bancorp, Inc............................   9,533      41,278
#   RLI Corp..........................................  57,338   3,166,778
*   Royal Bancshares of Pennsylvania, Inc. Class A....   4,906       9,370
    S&T Bancorp, Inc..................................  32,924   1,018,010
#*  Safeguard Scientifics, Inc........................  26,085     478,921
#   Safety Insurance Group, Inc.......................  28,915   1,676,781
    Salisbury Bancorp, Inc............................     543      16,225
#   Sandy Spring Bancorp, Inc.........................  25,010     683,773
*   Santander Consumer USA Holdings, Inc.............. 272,755   6,595,216
    SB Financial Group, Inc...........................   1,124      12,431
*   Seacoast Banking Corp. of Florida.................  15,335     229,258
*   Security National Financial Corp. Class A.........     943       7,327
    SEI Investments Co................................ 134,134   7,150,684
*   Select Bancorp, Inc...............................     300       2,370
    Selective Insurance Group, Inc....................  72,778   2,242,290
*   Shore Bancshares, Inc.............................   3,114      29,365
    SI Financial Group, Inc...........................   5,983      71,437
*   Siebert Financial Corp............................   3,562       6,020
#   Sierra Bancorp....................................  10,427     173,088
*   Signature Bank....................................  57,771   8,410,880
    Silvercrest Asset Management Group, Inc. Class A..     800       9,864
    Simmons First National Corp. Class A..............  31,403   1,427,266
*   SLM Corp.......................................... 705,016   6,436,796
    South State Corp..................................  27,050   2,102,326
#*  Southcoast Financial Corp.........................   2,666      25,034
*   Southern First Bancshares, Inc....................   1,052      21,082
    Southern Missouri Bancorp, Inc....................   1,114      21,032
#   Southern National Bancorp of Virginia, Inc........   1,220      14,103
    Southside Bancshares, Inc.........................  26,866     733,979
    Southwest Bancorp, Inc............................  16,450     288,369
    Southwest Georgia Financial Corp..................     863      12,604
*   Springleaf Holdings, Inc..........................  77,228   3,900,786
#*  St Joe Co. (The)..................................  66,355   1,078,269
    StanCorp Financial Group, Inc.....................  62,771   7,157,149
    State Auto Financial Corp.........................  31,122     753,152
#   State Bank Financial Corp.........................   5,580     112,995
    State Street Corp................................. 153,956  11,786,871
    Sterling Bancorp.................................. 134,023   1,995,602
    Stewart Information Services Corp.................  42,143   1,732,920
*   Stifel Financial Corp.............................  78,830   4,331,709

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   Stock Yards Bancorp, Inc..........................  13,742 $   506,530
*   Stratus Properties, Inc...........................   2,912      43,971
    Suffolk Bancorp...................................  11,604     334,427
    Summit State Bank.................................   1,967      26,102
#*  Sun Bancorp, Inc..................................   5,889     123,021
    SunTrust Banks, Inc............................... 218,058   9,668,692
    Susquehanna Bancshares, Inc....................... 290,502   4,125,128
#   Sussex Bancorp....................................     448       5,443
*   SVB Financial Group...............................  66,666   9,539,905
    Symetra Financial Corp............................ 143,022   3,581,271
    Synovus Financial Corp............................ 158,441   4,994,060
    T Rowe Price Group, Inc........................... 116,156   8,959,112
    Talmer Bancorp, Inc. Class A......................   9,263     150,987
    TCF Financial Corp................................ 287,961   4,739,838
    TD Ameritrade Holding Corp........................ 245,105   9,002,707
*   Tejon Ranch Co....................................  17,348     430,577
    Territorial Bancorp, Inc..........................   9,185     232,472
#   Teton Advisors, Inc. Class A......................      29       1,486
*   Texas Capital Bancshares, Inc.....................  57,404   3,383,392
#   TFS Financial Corp................................ 228,256   3,848,396
    Timberland Bancorp, Inc...........................   1,600      17,104
#   Tompkins Financial Corp...........................  15,468     836,045
#   Torchmark Corp.................................... 131,253   8,086,497
    TowneBank.........................................  25,090     442,839
    Travelers Cos., Inc. (The)........................ 196,712  20,875,077
    Trico Bancshares..................................  21,150     524,309
*   Trinity Place Holdings, Inc.......................     892       6,173
#   TrustCo Bank Corp. NY............................. 136,510     850,457
#   Trustmark Corp.................................... 111,984   2,692,095
    U.S. Bancorp...................................... 639,790  28,924,906
#   UMB Financial Corp................................  56,499   3,097,275
#   Umpqua Holdings Corp.............................. 259,063   4,595,778
*   Unico American Corp...............................     100         932
    Union Bankshares Corp.............................  50,550   1,247,574
#   Union Bankshares, Inc.............................     863      22,585
    United Bancshares, Inc............................   1,036      16,317
#   United Bankshares, Inc............................ 109,458   4,436,333
    United Community Bancorp..........................      99       1,361
    United Community Banks, Inc.......................  53,890   1,124,684
    United Community Financial Corp...................   6,897      35,589
    United Financial Bancorp, Inc.....................  57,752     779,074
    United Fire Group, Inc............................  22,477     776,805
#   United Insurance Holdings Corp....................  13,673     219,588
*   United Security Bancshares........................   4,813      24,402
    Unity Bancorp, Inc................................   4,260      41,833
#   Universal Insurance Holdings, Inc.................  74,395   2,039,911
    Univest Corp. of Pennsylvania.....................  24,328     484,857
    Unum Group........................................ 140,998   5,053,368
    Validus Holdings, Ltd............................. 103,302   4,788,048
#   Valley National Bancorp........................... 201,046   1,994,376
#   Virtus Investment Partners, Inc...................   8,316   1,005,072
    Voya Financial, Inc............................... 129,721   6,090,401
    VSB Bancorp, Inc..................................     169       2,112

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#   Waddell & Reed Financial, Inc. Class A............   136,080 $    6,111,353
#*  Walker & Dunlop, Inc..............................    57,774      1,383,687
    Washington Federal, Inc...........................   165,903      3,862,222
#   Washington Trust Bancorp, Inc.....................    19,006        755,869
#   Waterstone Financial, Inc.........................    21,027        271,459
#   Wayne Savings Bancshares, Inc.....................       955         12,262
    Webster Financial Corp............................   142,838      5,522,117
    Wells Fargo & Co.................................. 2,024,067    117,132,757
#   WesBanco, Inc.....................................    46,636      1,549,248
#   West Bancorporation, Inc..........................    14,098        275,334
#   Westamerica Bancorporation........................    32,110      1,572,748
*   Western Alliance Bancorp..........................   102,655      3,472,819
    Westfield Financial, Inc..........................    20,512        151,994
    Westwood Holdings Group, Inc......................     6,073        364,866
    White Mountains Insurance Group, Ltd..............     1,295        914,270
    Willis Group Holdings P.L.C.......................   130,552      6,069,363
    Wilshire Bancorp, Inc.............................   143,278      1,664,890
#   Wintrust Financial Corp...........................    83,591      4,507,227
#   WisdomTree Investments, Inc.......................   156,741      3,902,851
#*  World Acceptance Corp.............................     9,067        493,426
#   WR Berkley Corp...................................   111,404      6,207,431
#   WSFS Financial Corp...............................    25,130        721,482
    WVS Financial Corp................................       803          8,897
    XL Group P.L.C....................................   173,750      6,605,975
*   Yadkin Financial Corp.............................     5,264        112,965
    Your Community Bankshares, Inc....................       140          4,102
#   Zions Bancorporation..............................   132,219      4,123,911
                                                                 --------------
Total Financials......................................            1,978,939,376
                                                                 --------------
Health Care -- (11.6%)
#   Abaxis, Inc.......................................    13,862        693,932
    Abbott Laboratories...............................   399,843     20,268,042
    AbbVie, Inc.......................................   841,348     58,902,773
#*  Acadia Healthcare Co., Inc........................    64,633      5,156,421
#*  ACADIA Pharmaceuticals, Inc.......................    39,824      1,943,809
    Aceto Corp........................................    44,135      1,034,083
#*  Acorda Therapeutics, Inc..........................    30,069      1,033,171
#   Adcare Health Systems, Inc........................       184            699
*   Addus HomeCare Corp...............................    18,510        502,361
#*  Advaxis, Inc......................................     5,525         92,047
    Aetna, Inc........................................   172,639     19,503,028
#*  Affymetrix, Inc...................................    79,623        872,668
    Agilent Technologies, Inc.........................   245,588     10,056,829
#*  Agios Pharmaceuticals, Inc........................    14,860      1,637,275
#*  Air Methods Corp..................................    69,175      2,724,803
#*  Akorn, Inc........................................    70,162      3,235,170
#*  Albany Molecular Research, Inc....................    32,814        693,688
*   Alere, Inc........................................    94,847      4,610,513
*   Alexion Pharmaceuticals, Inc......................    66,438     13,117,519
#*  Align Technology, Inc.............................    90,678      5,685,511
#*  Alkermes P.L.C....................................    42,883      3,002,668
*   Allergan P.L.C....................................   162,130     53,689,349
*   Alliance HealthCare Services, Inc.................     6,423         96,088

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Allied Healthcare Products, Inc...................   1,583 $     2,517
#*  Allscripts Healthcare Solutions, Inc.............. 203,156   2,937,636
*   Almost Family, Inc................................  15,511     678,761
#*  Alnylam Pharmaceuticals, Inc......................  27,384   3,489,543
*   Alphatec Holdings, Inc............................  40,201      54,673
#*  AMAG Pharmaceuticals, Inc.........................  14,999     958,436
#*  Amedisys, Inc.....................................  38,487   1,679,188
*   American Shared Hospital Services.................     797       2,096
    AmerisourceBergen Corp............................  89,268   9,440,091
    Amgen, Inc........................................ 254,215  44,891,827
*   AMN Healthcare Services, Inc......................  65,014   1,913,362
*   Amsurg Corp.......................................  74,617   5,353,024
#*  Anacor Pharmaceuticals, Inc.......................  16,480   2,458,651
#   Analogic Corp.....................................  13,531   1,089,922
*   AngioDynamics, Inc................................  60,329     935,099
#*  ANI Pharmaceuticals, Inc..........................     100       7,103
#*  Anika Therapeutics, Inc...........................  25,473     965,427
    Anthem, Inc....................................... 119,867  18,491,882
*   Anthera Pharmaceuticals, Inc......................  10,836     118,221
*   Arqule, Inc.......................................  11,499      19,663
*   Arrhythmia Research Technology, Inc...............   1,150       7,326
*   Assembly Biosciences, Inc.........................   1,916      28,740
#*  athenahealth, Inc.................................  22,988   3,217,400
#   Atrion Corp.......................................   1,597     645,028
*   Baxalta, Inc...................................... 231,773   7,609,108
    Baxter International, Inc......................... 231,773   9,289,462
#   Becton Dickinson and Co...........................  87,279  13,279,500
*   Bio-Rad Laboratories, Inc. Class A................  27,873   4,201,576
*   Bio-Rad Laboratories, Inc. Class B................   1,562     228,833
*   Bio-Reference Laboratories, Inc...................  19,000     843,030
    Bio-Techne Corp...................................  36,750   4,019,715
#*  Bioanalytical Systems, Inc........................     400         552
*   Biogen, Inc.......................................  97,359  31,036,102
*   BioMarin Pharmaceutical, Inc......................  38,744   5,667,085
#*  BioScrip, Inc..................................... 107,250     269,197
*   Biospecifics Technologies Corp....................   4,667     320,716
*   Biota Pharmaceuticals, Inc........................   1,866       4,441
*   BioTelemetry, Inc.................................  26,141     319,704
*   Bluebird Bio, Inc.................................  13,059   2,165,574
*   Boston Scientific Corp............................ 808,955  14,027,280
#*  Bovie Medical Corp................................   7,222      16,683
    Bristol-Myers Squibb Co........................... 416,055  27,309,850
#*  Brookdale Senior Living, Inc...................... 159,580   5,286,885
#*  Bruker Corp....................................... 165,600   3,485,880
*   Cambrex Corp......................................  48,637   2,395,372
    Cantel Medical Corp...............................  42,071   2,308,856
*   Capital Senior Living Corp........................  43,166     962,170
    Cardinal Health, Inc.............................. 140,955  11,978,356
*   Celgene Corp...................................... 357,154  46,876,462
*   Celsion Corp......................................     666       1,518
*   Centene Corp......................................  87,898   6,164,287
#*  Cepheid...........................................  28,037   1,558,577
*   Cerner Corp....................................... 108,368   7,772,153

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Charles River Laboratories International, Inc.....  77,470 $ 6,013,221
#   Chemed Corp.......................................  26,178   3,886,386
    Cigna Corp........................................ 154,038  22,190,714
*   Cogentix Medical, Inc.............................   1,525       2,410
*   Community Health Systems, Inc..................... 203,108  11,883,849
#   Computer Programs & Systems, Inc..................  14,788     691,635
#   CONMED Corp.......................................  30,534   1,731,888
    Cooper Cos., Inc. (The)...........................  16,724   2,960,148
#*  CorMedix, Inc.....................................   6,900      24,150
*   Corvel Corp.......................................  21,101     674,388
    CR Bard, Inc......................................  52,672  10,357,949
*   Cross Country Healthcare, Inc.....................  42,718     515,606
#   CryoLife, Inc.....................................  30,740     336,603
#*  Cumberland Pharmaceuticals, Inc...................  14,360      89,463
*   Cutera, Inc.......................................  12,003     182,206
*   Cyberonics, Inc...................................  41,951   2,575,791
*   Cynosure, Inc. Class A............................  27,065   1,050,122
#*  Cytokinetics, Inc.................................   2,470      15,783
*   DaVita HealthCare Partners, Inc................... 211,518  16,716,268
    DENTSPLY International, Inc.......................  95,619   5,441,677
#*  Depomed, Inc...................................... 115,016   3,623,004
*   DexCom, Inc.......................................  31,284   2,648,191
    Digirad Corp......................................   9,575      41,843
*   Durect Corp.......................................  18,393      43,224
*   Dyax Corp.........................................  56,356   1,386,921
*   Edwards Lifesciences Corp.........................  76,657  11,664,129
    Eli Lilly & Co.................................... 339,571  28,697,145
*   Emergent Biosolutions, Inc........................  42,580   1,397,901
*   Endo International P.L.C..........................  71,832   6,288,173
    Ensign Group, Inc. (The)..........................  32,601   1,666,563
*   Envision Healthcare Holdings, Inc................. 129,720   5,811,456
*   Enzo Biochem, Inc.................................  23,675      71,025
*   Exactech, Inc.....................................  13,285     265,434
#*  ExamWorks Group, Inc..............................  52,171   1,830,159
*   Express Scripts Holding Co........................ 376,393  33,901,718
*   Five Star Quality Care, Inc.......................  68,059     307,627
#*  Genesis Healthcare, Inc...........................  15,845      96,813
    Gilead Sciences, Inc.............................. 751,250  88,542,325
#*  Globus Medical, Inc. Class A......................  88,189   2,474,583
*   Greatbatch, Inc...................................  28,411   1,549,252
#*  Haemonetics Corp..................................  57,954   2,318,740
*   Halozyme Therapeutics, Inc........................  12,200     284,748
#*  Halyard Health, Inc...............................  27,555   1,122,591
#*  Hanger, Inc.......................................  41,296     893,645
*   Harvard Apparatus Regenerative Technology, Inc....   6,528       7,442
*   Harvard Bioscience, Inc...........................  26,114     127,697
*   HCA Holdings, Inc................................. 121,641  11,313,829
*   Health Net, Inc...................................  96,299   6,438,551
#   HealthSouth Corp.................................. 104,145   4,759,426
*   HealthStream, Inc.................................  19,518     547,675
#*  Healthways, Inc...................................  58,700     743,142
#*  Henry Schein, Inc.................................  55,400   8,198,092
    Hill-Rom Holdings, Inc............................  79,894   4,476,461

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*          HMS Holdings Corp...........................    84,560 $    974,131
*           Hologic, Inc................................   270,787   11,280,986
*           Horizon Pharma P.L.C........................    58,600    2,159,410
*           Hospira, Inc................................   119,666   10,704,124
            Humana, Inc.................................   116,275   21,172,515
*           ICU Medical, Inc............................    11,261    1,125,199
#*          Idera Pharmaceuticals, Inc..................    12,837       45,956
#*          IDEXX Laboratories, Inc.....................    64,024    4,656,466
*           Illumina, Inc...............................    58,662   12,864,577
#*          Impax Laboratories, Inc.....................    76,063    3,686,013
*           IMS Health Holdings, Inc....................    85,499    2,834,292
#*          Incyte Corp.................................    91,957    9,589,276
#*          Infinity Pharmaceuticals, Inc...............    11,703      102,284
#*          Insys Therapeutics, Inc.....................    33,984    1,526,561
#*          Integra LifeSciences Holdings Corp..........    39,354    2,523,772
#*          Intercept Pharmaceuticals, Inc..............     9,525    2,512,790
#*          Intrexon Corp...............................    38,755    2,528,764
*           Intuitive Surgical, Inc.....................    14,038    7,484,640
            Invacare Corp...............................    57,481      980,051
*           IPC Healthcare, Inc.........................    21,277    1,179,810
*           Iridex Corp.................................     2,696       19,303
#*          Isis Pharmaceuticals, Inc...................    37,963    2,085,308
#*          Jazz Pharmaceuticals P.L.C..................    29,479    5,667,043
            Johnson & Johnson........................... 1,250,011  125,263,602
*           Juniper Pharmaceuticals, Inc................       386        3,937
            Kewaunee Scientific Corp....................     1,352       22,849
            Kindred Healthcare, Inc.....................   154,164    3,180,403
*           Laboratory Corp. of America Holdings........    80,001   10,183,327
#           Landauer, Inc...............................     4,482      159,021
#*          Lannett Co., Inc............................    68,351    4,073,720
            LeMaitre Vascular, Inc......................    15,229      216,861
#*          Lexicon Pharmaceuticals, Inc................    24,069      203,142
*           LHC Group, Inc..............................    24,003      967,081
*           LifePoint Hospitals, Inc....................    63,165    5,233,852
#*          Ligand Pharmaceuticals, Inc. Class B........    26,403    2,858,389
#*          Lipocine, Inc...............................     8,724      107,829
#*          Luminex Corp................................    38,405      661,718
*           Magellan Health, Inc........................    47,975    2,906,805
*           Mallinckrodt P.L.C..........................    69,235    8,582,371
*           Masimo Corp.................................    80,819    3,368,536
#*          Mast Therapeutics, Inc......................     9,644        4,243
            McKesson Corp...............................    99,338   21,910,983
#*          MedAssets, Inc..............................    78,619    1,831,823
(degrees)*  MedCath Corp................................    11,283           --
#*          Medicines Co. (The).........................   121,145    3,802,742
#*          MediciNova, Inc.............................     1,657        6,164
#*          Medidata Solutions, Inc.....................       727       39,113
*           Medivation, Inc.............................    57,713    6,078,910
#*          MEDNAX, Inc.................................    80,005    6,771,623
            Medtronic P.L.C.............................   286,843   22,485,623
            Merck & Co., Inc............................   852,455   50,260,747
*           Merge Healthcare, Inc.......................    78,796      432,590
#           Meridian Bioscience, Inc....................    58,900    1,065,501

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Health Care -- (Continued)
*   Merit Medical Systems, Inc........................    55,479 $ 1,418,043
*   Mettler-Toledo International, Inc.................    21,010   7,092,976
*   Misonix, Inc......................................     2,220      20,646
#*  Molina Healthcare, Inc............................    64,117   4,836,345
#*  Momenta Pharmaceuticals, Inc......................    45,221     983,105
*   Mylan NV..........................................   188,858  10,574,159
#*  Myriad Genetics, Inc..............................    60,906   2,078,113
#   National Healthcare Corp..........................    11,008     695,706
#   National Research Corp. Class A...................    11,661     172,583
#   National Research Corp. Class B...................     1,943      67,636
*   Natus Medical, Inc................................    29,781   1,344,910
*   Neogen Corp.......................................    31,628   1,840,433
*   Neurocrine Biosciences, Inc.......................    33,180   1,662,982
#*  NewLink Genetics Corp.............................     8,556     446,195
#*  Novavax, Inc......................................    25,600     308,736
*   NuVasive, Inc.....................................    40,243   2,213,767
#   Omnicare, Inc.....................................    86,232   8,351,569
*   Omnicell, Inc.....................................    25,266     922,714
#*  OncoGenex Pharmaceuticals, Inc....................     1,100       3,795
#*  Opko Health, Inc..................................   264,447   4,328,997
#*  OraSure Technologies, Inc.........................    43,327     214,035
*   Orthofix International NV.........................    22,385     746,764
#   Owens & Minor, Inc................................    82,766   2,910,053
*   Pain Therapeutics, Inc............................    40,174      75,929
#   Paratek Pharmaceuticals, Inc......................       825      20,757
*   PAREXEL International Corp........................   100,345   6,919,791
    Patterson Cos., Inc...............................   124,565   6,248,180
#*  PDI, Inc..........................................    10,224      21,777
#   PDL BioPharma, Inc................................    98,354     572,420
    PerkinElmer, Inc..................................   138,132   7,309,945
#*  Pernix Therapeutics Holdings, Inc.................    14,663      73,022
    Perrigo Co. P.L.C.................................    34,509   6,632,630
    Pfizer, Inc....................................... 2,380,425  85,838,125
*   PharMerica Corp...................................    48,139   1,644,910
#   Phibro Animal Health Corp. Class A................     1,649      64,773
*   PhotoMedex, Inc...................................     5,223       5,798
#*  Pozen, Inc........................................    24,054     279,026
#*  Premier, Inc. Class A.............................    23,173     828,666
*   Prestige Brands Holdings, Inc.....................    68,259   3,250,494
#*  Progenics Pharmaceuticals, Inc....................    32,363     280,264
#*  ProPhase Labs, Inc................................     3,827       5,779
#*  Providence Service Corp. (The)....................    26,260   1,235,796
#*  pSivida Corp......................................     6,147      24,957
    Psychemedics Corp.................................     1,300      15,613
#   Quality Systems, Inc..............................    58,579     746,882
    Quest Diagnostics, Inc............................   157,077  11,593,853
#*  Quidel Corp.......................................    22,544     466,886
*   Quintiles Transnational Holdings, Inc.............    63,823   4,896,501
#*  RadNet, Inc.......................................    52,238     349,472
*   Receptos, Inc.....................................    14,723   3,354,783
*   Regeneron Pharmaceuticals, Inc....................    29,958  16,586,546
#*  Repligen Corp.....................................    26,740     936,167
#   ResMed, Inc.......................................    69,547   4,030,249

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Retractable Technologies, Inc.....................   2,700 $    10,530
*   Retrophin, Inc....................................   3,529     112,010
*   Rigel Pharmaceuticals, Inc........................  53,369     159,040
*   RTI Surgical, Inc.................................  71,043     517,193
#*  Sagent Pharmaceuticals, Inc.......................  20,152     495,336
#*  SciClone Pharmaceuticals, Inc.....................  54,788     499,119
#*  SeaSpine Holdings Corp............................  11,585     181,648
#*  Seattle Genetics, Inc.............................  48,892   2,340,460
    Select Medical Holdings Corp...................... 197,810   2,854,398
#*  Sequenom, Inc.....................................  28,157      79,403
*   Sirona Dental Systems, Inc........................  62,429   6,478,882
    Span-America Medical Systems, Inc.................   1,628      28,783
*   Special Diversified Opportunities, Inc............   6,364       6,873
#*  Spectrum Pharmaceuticals, Inc.....................  39,588     273,751
    St Jude Medical, Inc.............................. 144,014  10,631,113
#*  Stereotaxis, Inc..................................   1,899       2,735
#   STERIS Corp.......................................  77,312   5,344,579
    Stryker Corp......................................  91,029   9,309,536
#*  Sucampo Pharmaceuticals, Inc. Class A.............  39,152     853,122
*   SunLink Health Systems, Inc.......................   2,605       4,246
*   Supernus Pharmaceuticals, Inc.....................  40,194     852,515
*   Surgical Care Affiliates, Inc.....................  21,411     814,046
#*  SurModics, Inc....................................  18,265     429,045
*   Symmetry Surgical, Inc............................  12,175     101,418
*   Targacept, Inc....................................   1,592       3,916
*   Taro Pharmaceutical Industries, Ltd...............  26,005   3,623,797
*   Team Health Holdings, Inc.........................  83,319   5,616,534
#   Teleflex, Inc.....................................  50,819   6,809,238
#*  Tenet Healthcare Corp............................. 116,401   6,553,376
*   Theravance Biopharma, Inc.........................  13,088     164,124
    Thermo Fisher Scientific, Inc..................... 148,309  20,693,555
*   Thoratec Corp.....................................  45,894   2,904,631
#*  Tonix Pharmaceuticals Holding Corp................   8,160      68,789
*   Tornier NV........................................  27,511     684,749
*   Triple-S Management Corp. Class B.................  41,196     889,010
*   Ultragenyx Pharmaceutical, Inc....................   3,500     423,255
#*  United Therapeutics Corp..........................  51,922   8,793,510
    UnitedHealth Group, Inc........................... 429,886  52,188,160
*   Universal American Corp........................... 129,057   1,196,358
    Universal Health Services, Inc. Class B...........  84,798  12,315,214
    US Physical Therapy, Inc..........................  21,802   1,152,454
    Utah Medical Products, Inc........................   2,567     140,338
#*  Varian Medical Systems, Inc.......................  62,511   5,380,322
*   Vascular Solutions, Inc...........................  18,731     697,355
*   VCA, Inc.......................................... 102,433   6,302,702
#*  Veeva Systems, Inc. Class A.......................  42,139   1,134,382
*   Vertex Pharmaceuticals, Inc.......................  44,994   6,074,190
*   Vical, Inc........................................  14,130       9,100
*   Vocera Communications, Inc........................   2,800      34,720
*   Waters Corp.......................................  40,868   5,455,469
#*  WellCare Health Plans, Inc........................  60,473   4,886,218
#   West Pharmaceutical Services, Inc.................  94,074   5,632,210
#*  Wright Medical Group, Inc.........................  42,053   1,086,650

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Health Care -- (Continued)
    Zimmer Biomet Holdings, Inc.......................  91,152 $    9,486,189
#*  ZIOPHARM Oncology, Inc............................   6,286         83,981
    Zoetis, Inc....................................... 327,248     16,028,607
                                                               --------------
Total Health Care.....................................          1,675,040,682
                                                               --------------
Industrials -- (12.1%)
    3M Co............................................. 313,942     47,511,982
#   AAON, Inc.........................................  65,416      1,451,581
#   AAR Corp..........................................  39,516      1,064,956
    ABM Industries, Inc...............................  76,343      2,516,265
#   Acacia Research Corp..............................  41,555        391,033
*   ACCO Brands Corp.................................. 171,148      1,399,991
*   Accuride Corp.....................................  18,309         74,518
    Acme United Corp..................................   1,000         18,230
*   Active Power, Inc.................................     360            713
    Actuant Corp. Class A.............................  73,166      1,687,208
    Acuity Brands, Inc................................  42,512      8,552,989
#*  Adept Technology, Inc.............................   6,777         48,523
#   ADT Corp. (The)................................... 312,545     10,792,179
#*  Advisory Board Co. (The)..........................  34,350      2,057,565
#*  AECOM............................................. 186,691      5,755,684
*   Aegion Corp.......................................  53,845      1,064,516
*   AeroCentury Corp..................................     691          5,576
#*  Aerojet Rocketdyne Holdings, Inc..................  85,334      1,997,669
#*  Aerovironment, Inc................................  29,252        762,307
#   AGCO Corp......................................... 129,026      7,097,720
    Air Lease Corp.................................... 146,440      5,176,654
*   Air Transport Services Group, Inc.................  91,082        942,699
#   Alamo Group, Inc..................................  14,219        747,066
    Alaska Air Group, Inc............................. 188,323     14,265,467
    Albany International Corp. Class A................  36,254      1,349,374
    Allegiant Travel Co...............................  28,196      5,998,135
    Allegion P.L.C....................................  85,138      5,382,424
    Allied Motion Technologies, Inc...................  16,362        345,893
    Allison Transmission Holdings, Inc................ 255,930      7,468,037
#   Altra Industrial Motion Corp......................  39,095        993,013
    AMERCO............................................  24,346      8,749,222
#*  Ameresco, Inc. Class A............................  21,115        145,694
    American Airlines Group, Inc...................... 355,064     14,238,066
#   American Railcar Industries, Inc..................  19,392        774,710
#   American Science & Engineering, Inc...............   6,060        270,821
#*  American Superconductor Corp......................     896          4,480
#*  American Woodmark Corp............................  23,632      1,554,040
    AMETEK, Inc....................................... 163,220      8,658,821
*   AMREP Corp........................................   3,360         17,304
    AO Smith Corp.....................................  94,735      6,803,868
    Apogee Enterprises, Inc...........................  28,735      1,585,597
#   Applied Industrial Technologies, Inc..............  48,402      1,869,769
*   ARC Document Solutions, Inc.......................  78,538        542,698
    ArcBest Corp......................................  30,676      1,013,842
    Argan, Inc........................................  29,387      1,142,567
*   Armstrong World Industries, Inc...................  78,358      4,583,943
#*  Arotech Corp......................................  14,831         34,260

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   Astec Industries, Inc.............................  32,492 $ 1,277,261
*   Astronics Corp....................................  24,711   1,532,082
#*  Astronics Corp. Class B...........................   4,554     282,712
#*  Atlas Air Worldwide Holdings, Inc.................  34,548   1,698,034
*   Avalon Holdings Corp. Class A.....................     500       1,005
*   Avis Budget Group, Inc............................ 199,211   8,651,734
    AZZ, Inc..........................................  31,502   1,630,229
#   B/E Aerospace, Inc................................ 110,757   5,394,973
*   Babcock & Wilcox Enterprises, Inc.................  58,087   1,145,476
    Barnes Group, Inc.................................  79,011   3,075,898
    Barrett Business Services, Inc....................   7,132     295,265
*   Beacon Roofing Supply, Inc........................  59,960   2,098,600
*   Blount International, Inc.........................  96,690     808,328
#*  BlueLinx Holdings, Inc............................  25,832      24,540
    Boeing Co. (The).................................. 335,974  48,437,372
#   Brady Corp. Class A...............................  54,414   1,279,817
*   Breeze-Eastern Corp...............................   4,762      58,573
#   Briggs & Stratton Corp............................  64,286   1,188,005
    Brink's Co. (The).................................  63,368   1,978,983
#*  Broadwind Energy, Inc.............................     488       1,737
#*  Builders FirstSource, Inc......................... 114,591   1,723,449
    BWX Technologies, Inc............................. 118,256   2,904,367
*   CAI International, Inc............................  22,428     315,338
    Carlisle Cos., Inc................................  73,199   7,412,131
#*  Casella Waste Systems, Inc. Class A...............  51,439     326,638
#   Caterpillar, Inc.................................. 235,797  18,540,718
#*  CBIZ, Inc.........................................  82,695     810,411
    CDI Corp..........................................  16,772     203,109
    CEB, Inc..........................................  41,785   3,197,388
#   Ceco Environmental Corp...........................  14,425     129,825
    Celadon Group, Inc................................  49,165   1,066,881
#   CH Robinson Worldwide, Inc........................  93,744   6,576,142
*   Chart Industries, Inc.............................  35,248     962,270
#   Chicago Bridge & Iron Co. NV...................... 135,532   7,202,170
    Chicago Rivet & Machine Co........................     474      12,333
    Cintas Corp.......................................  87,231   7,458,250
    CIRCOR International, Inc.........................  19,145     915,705
    Civeo Corp........................................ 124,628     266,704
#   CLARCOR, Inc......................................  66,539   4,003,652
#*  Clean Harbors, Inc................................  93,067   4,608,678
#*  Colfax Corp....................................... 136,271   5,197,376
    Columbus McKinnon Corp............................  24,682     579,040
    Comfort Systems USA, Inc..........................  60,334   1,667,632
*   Command Security Corp.............................   4,000       7,200
*   Commercial Vehicle Group, Inc.....................  21,047     124,388
    Compx International, Inc..........................   1,315      15,491
#   Con-way, Inc......................................  90,422   3,507,469
*   Continental Building Products, Inc................  10,794     229,265
*   Continental Materials Corp........................     268       4,013
#   Copa Holdings SA Class A..........................  36,406   2,749,745
*   Copart, Inc....................................... 151,478   5,457,752
#   Covanta Holding Corp.............................. 223,453   4,410,962
*   Covenant Transportation Group, Inc. Class A.......  34,912     824,272

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*            CPI Aerostructures, Inc.......................   6,347 $    57,123
*            CRA International, Inc........................   6,991     163,170
             Crane Co......................................  70,665   3,759,378
             CSX Corp...................................... 583,286  18,245,186
(degrees)#*  CTPartners Executive Search, Inc..............  11,614       2,555
             Cubic Corp....................................  29,613   1,313,929
             Cummins, Inc..................................  76,466   9,904,641
             Curtiss-Wright Corp...........................  74,744   5,035,503
             Danaher Corp.................................. 236,677  21,670,146
#            Deere & Co.................................... 190,098  17,977,568
             Delta Air Lines, Inc.......................... 457,001  20,263,424
#            Deluxe Corp...................................  90,470   5,828,982
*            DigitalGlobe, Inc.............................  94,511   2,001,743
#            Donaldson Co., Inc............................ 200,677   6,742,747
#            Douglas Dynamics, Inc.........................  47,261     969,796
#            Dover Corp.................................... 180,246  11,548,361
*            Ducommun, Inc.................................   9,872     236,434
             Dun & Bradstreet Corp. (The)..................  50,496   6,300,386
*            DXP Enterprises, Inc..........................  17,381     637,883
#*           Dycom Industries, Inc.........................  52,888   3,493,781
             Dynamic Materials Corp........................  11,762     132,675
*            Eagle Bulk Shipping, Inc......................      63         544
             Eastern Co. (The).............................   2,746      47,725
             Eaton Corp. P.L.C............................. 137,569   8,333,930
*            Echo Global Logistics, Inc....................  25,108     810,988
             Ecology and Environment, Inc. Class A.........   1,746      19,747
             EMCOR Group, Inc..............................  85,090   4,069,855
             Emerson Electric Co........................... 343,915  17,797,601
             Encore Wire Corp..............................  23,703     813,724
#*           Energy Recovery, Inc..........................  34,173      89,875
             EnerSys.......................................  67,560   4,219,122
             Engility Holdings, Inc........................  19,861     435,155
             Ennis, Inc....................................  31,343     525,936
             EnPro Industries, Inc.........................  25,377   1,286,106
             EnviroStar, Inc...............................     100         542
             Equifax, Inc..................................  68,757   7,022,152
#            ESCO Technologies, Inc........................  33,042   1,257,909
             Espey Manufacturing & Electronics Corp........   1,489      39,875
             Essendant, Inc................................  46,326   1,705,723
*            Esterline Technologies Corp...................  41,018   3,636,656
             Expeditors International of Washington, Inc... 110,427   5,175,713
#            Exponent, Inc.................................  32,516   1,446,637
#            Fastenal Co................................... 169,633   7,100,837
             Federal Signal Corp........................... 139,055   2,080,263
             FedEx Corp.................................... 164,013  28,115,108
             Flowserve Corp................................  68,140   3,201,899
             Fluor Corp.................................... 185,723   8,682,550
             Fortune Brands Home & Security, Inc...........  86,024   4,107,646
#            Forward Air Corp..............................  39,292   1,907,627
*            Franklin Covey Co.............................  18,086     342,006
#            Franklin Electric Co., Inc....................  55,878   1,612,639
#            FreightCar America, Inc.......................  22,467     432,714
#*           FTI Consulting, Inc...........................  65,518   2,680,997

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#*  Fuel Tech, Inc....................................    19,248 $    35,031
*   Furmanite Corp....................................    36,043     235,000
    G&K Services, Inc. Class A........................    27,008   1,770,644
#   GATX Corp.........................................    48,439   2,569,205
*   Genco Shipping & Trading, Ltd.....................     1,873      13,613
#*  Gencor Industries, Inc............................     2,365      22,680
#*  Generac Holdings, Inc.............................   103,422   3,627,010
#   General Cable Corp................................    77,964   1,272,372
    General Dynamics Corp.............................   118,803  17,714,715
    General Electric Co............................... 3,491,085  91,117,318
*   Genesee & Wyoming, Inc. Class A...................    56,317   4,010,897
*   Gibraltar Industries, Inc.........................    42,438     812,263
    Global Brass & Copper Holdings, Inc...............    12,476     210,221
    Global Power Equipment Group, Inc.................    12,367      83,477
#   Golden Ocean Group, Ltd...........................    61,837     240,546
#*  Goldfield Corp. (The).............................    11,623      16,272
#   Gorman-Rupp Co. (The).............................    24,576     630,129
*   GP Strategies Corp................................    25,550     733,030
    Graco, Inc........................................    83,495   5,969,058
*   GrafTech International, Ltd.......................   153,565     772,432
    Graham Corp.......................................     8,388     158,365
    Granite Construction, Inc.........................    43,934   1,494,635
#*  Great Lakes Dredge & Dock Corp....................    82,727     419,426
#   Greenbrier Cos., Inc. (The).......................    31,578   1,444,694
#   Griffon Corp......................................    60,722   1,046,847
    H&E Equipment Services, Inc.......................    47,495     852,060
    Hardinge, Inc.....................................    10,375      88,188
#   Harsco Corp.......................................   118,127   1,623,065
#*  Hawaiian Holdings, Inc............................   106,952   2,322,997
#*  HC2 Holdings, Inc.................................     7,362      57,424
*   HD Supply Holdings, Inc...........................   267,293   9,569,089
#   Healthcare Services Group, Inc....................    29,188   1,018,953
#   Heartland Express, Inc............................   156,950   3,347,744
#   HEICO Corp........................................    31,670   1,736,466
    HEICO Corp. Class A...............................    46,218   2,096,448
    Heidrick & Struggles International, Inc...........    25,682     561,665
*   Heritage-Crystal Clean, Inc.......................     4,417      56,758
    Herman Miller, Inc................................    86,112   2,414,580
*   Hertz Global Holdings, Inc........................   574,417   9,759,345
#   Hexcel Corp.......................................   118,357   6,141,545
*   Hill International, Inc...........................    26,258     125,513
    Hillenbrand, Inc..................................    84,246   2,389,217
#   HNI Corp..........................................    67,694   3,356,945
    Honeywell International, Inc......................   319,496  33,563,055
#   Houston Wire & Cable Co...........................    17,436     161,109
#*  Hub Group, Inc. Class A...........................    56,473   2,379,207
    Hubbell, Inc. Class A.............................     4,200     414,078
    Hubbell, Inc. Class B.............................    59,725   6,235,887
*   Hudson Global, Inc................................    23,996      52,311
    Huntington Ingalls Industries, Inc................    84,112   9,875,590
    Hurco Cos., Inc...................................     8,489     265,706
#*  Huron Consulting Group, Inc.......................    30,739   2,350,611
*   Huttig Building Products, Inc.....................     2,588       8,463

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Hyster-Yale Materials Handling, Inc...............  15,701 $ 1,062,487
*   ICF International, Inc............................  21,789     798,785
    IDEX Corp.........................................  91,376   6,947,317
*   IHS, Inc. Class A.................................  36,623   4,578,974
    Illinois Tool Works, Inc.......................... 180,314  16,132,694
    Ingersoll-Rand P.L.C.............................. 182,062  11,178,607
#*  InnerWorkings, Inc................................  46,985     352,388
*   Innovative Solutions & Support, Inc...............  10,802      32,190
    Insperity, Inc....................................  30,764   1,546,814
    Insteel Industries, Inc...........................  25,696     419,873
*   Integrated Electrical Services, Inc...............   6,920      46,433
    Interface, Inc....................................  84,154   2,185,479
#   International Shipholding Corp....................   3,805      19,063
#*  Intersections, Inc................................  13,979      31,173
    ITT Corp.......................................... 101,166   3,844,308
#*  Jacobs Engineering Group, Inc..................... 135,415   5,703,680
    JB Hunt Transport Services, Inc...................  80,751   6,792,774
#*  JetBlue Airways Corp.............................. 460,652  10,585,783
    John Bean Technologies Corp.......................  37,660   1,372,707
#   Joy Global, Inc...................................  89,052   2,351,863
    Kadant, Inc.......................................   7,600     346,484
#   Kaman Corp........................................  47,286   1,866,378
    Kansas City Southern.............................. 102,589  10,175,803
    KAR Auction Services, Inc......................... 205,006   7,980,884
    KBR, Inc.......................................... 156,856   2,740,274
#   Kelly Services, Inc. Class A......................  45,996     687,180
    Kelly Services, Inc. Class B......................     319       4,796
#   Kennametal, Inc...................................  82,407   2,611,478
*   Key Technology, Inc...............................   3,418      42,759
    Kforce, Inc.......................................  42,583     995,165
    Kimball International, Inc. Class B...............  46,467     526,006
#*  Kirby Corp........................................  77,225   5,591,862
*   KLX, Inc..........................................  37,040   1,454,931
#   Knight Transportation, Inc........................ 132,964   3,595,347
    Knoll, Inc........................................  76,607   1,853,889
    Korn/Ferry International..........................  61,465   2,057,848
#*  Kratos Defense & Security Solutions, Inc..........  91,954     502,069
    L-3 Communications Holdings, Inc..................  67,019   7,738,014
    Landstar System, Inc..............................  66,304   4,775,877
#*  Lawson Products, Inc..............................   5,743     157,128
#*  Layne Christensen Co..............................  20,348     168,888
    LB Foster Co. Class A.............................  13,814     405,441
#   Lennox International, Inc.........................  63,231   7,465,684
    Lincoln Electric Holdings, Inc....................  99,356   6,016,006
#   Lindsay Corp......................................  10,381     870,654
#*  LMI Aerospace, Inc................................  10,960     110,696
    Lockheed Martin Corp.............................. 135,165  27,992,671
    LS Starrett Co. (The) Class A.....................   4,692      78,591
    LSI Industries, Inc...............................  24,886     247,865
*   Lydall, Inc.......................................  25,717     764,052
*   Magnetek, Inc.....................................     590      29,317
#*  Manitex International, Inc........................   2,000      12,640
#   Manitowoc Co., Inc. (The)......................... 152,723   2,698,615

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Manpowergroup, Inc................................  82,672 $ 7,480,163
    Marten Transport, Ltd.............................  46,344     898,610
    Masco Corp........................................ 224,348   5,920,544
#*  MasTec, Inc.......................................  84,555   1,558,349
*   Mastech Holdings, Inc.............................   1,412      11,494
    Matson, Inc.......................................  61,226   2,535,981
#   Matthews International Corp. Class A..............  32,343   1,741,671
#   McGrath RentCorp..................................  24,369     617,998
*   Meritor, Inc...................................... 142,896   2,011,976
*   Mfri, Inc.........................................   3,034      17,051
*   Middleby Corp. (The)..............................  64,225   7,880,407
    Miller Industries, Inc............................  11,101     194,379
*   Mistras Group, Inc................................  22,493     404,649
#   Mobile Mini, Inc..................................  59,933   2,225,312
*   Moog, Inc. Class A................................  49,110   3,283,495
*   Moog, Inc. Class B................................   3,215     213,942
#*  MRC Global, Inc................................... 108,033   1,388,224
    MSA Safety, Inc...................................  36,814   1,901,443
#   MSC Industrial Direct Co., Inc. Class A...........  64,877   4,623,135
    Mueller Industries, Inc...........................  72,910   2,360,097
    Mueller Water Products, Inc. Class A.............. 279,383   2,494,890
    Multi-Color Corp..................................  22,589   1,442,534
#*  MYR Group, Inc....................................  37,328   1,121,333
    National Presto Industries, Inc...................   5,789     458,257
*   Navigant Consulting, Inc..........................  75,799   1,191,560
#*  NCI Building Systems, Inc.........................  15,229     197,216
    Nielsen NV........................................ 273,015  13,230,307
#*  NL Industries, Inc................................  32,061     215,771
#   NN, Inc...........................................  45,252   1,033,103
#   Nordson Corp......................................  97,897   7,255,147
    Norfolk Southern Corp............................. 141,857  11,962,801
#*  Nortek, Inc.......................................   3,679     300,170
    Northrop Grumman Corp.............................  95,163  16,464,151
#*  Northwest Pipe Co.................................   9,070     163,714
#*  NOW, Inc..........................................  52,728     917,467
*   NV5 Holdings, Inc.................................   2,368      57,282
*   Old Dominion Freight Line, Inc.................... 105,685   7,730,858
#   Omega Flex, Inc...................................   3,648     118,378
*   On Assignment, Inc................................  68,173   2,612,389
    Orbital ATK, Inc..................................  91,968   6,525,130
#*  Orion Energy Systems, Inc.........................  19,776      42,518
*   Orion Marine Group, Inc...........................  13,198      95,554
#   Oshkosh Corp...................................... 125,992   4,603,748
    Owens Corning..................................... 160,246   7,187,033
#   PACCAR, Inc....................................... 157,469  10,210,290
    Pall Corp.........................................  56,135   7,098,271
#*  PAM Transportation Services, Inc..................   4,978     261,843
    Park-Ohio Holdings Corp...........................  14,455     649,174
#   Parker-Hannifin Corp.............................. 138,551  15,621,625
*   Patrick Industries, Inc...........................  33,225   1,197,429
#*  Patriot Transportation Holding, Inc...............   1,454      33,995
*   Pendrell Corp..................................... 103,176     142,383
#   Pentair P.L.C..................................... 177,826  10,813,599

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   Performant Financial Corp.........................  57,241 $   179,164
*   PGT, Inc..........................................  76,043   1,222,011
#   Pitney Bowes, Inc................................. 235,009   4,916,388
#*  Plug Power, Inc...................................     784       2,031
#*  Ply Gem Holdings, Inc.............................  16,706     241,402
*   PMFG, Inc.........................................   6,463      39,747
#*  Polypore International, Inc.......................  40,455   2,432,155
    Powell Industries, Inc............................  11,346     338,565
#*  Power Solutions International, Inc................   4,237     175,751
#*  PowerSecure International, Inc....................  36,038     545,615
    Precision Castparts Corp..........................  59,402  11,578,638
    Preformed Line Products Co........................   4,237     146,007
#   Primoris Services Corp............................  62,235   1,129,565
#*  Proto Labs, Inc...................................  20,558   1,549,456
    Providence and Worcester Railroad Co..............   1,227      20,859
    Quad/Graphics, Inc................................   7,280     119,756
*   Quality Distribution, Inc.........................  29,244     465,272
    Quanex Building Products Corp.....................  47,993     963,699
*   Quanta Services, Inc.............................. 217,922   6,019,006
*   Radiant Logistics, Inc............................   7,036      44,679
#   Raven Industries, Inc.............................  39,307     763,735
    Raytheon Co....................................... 132,164  14,417,771
#*  RBC Bearings, Inc.................................  22,954   1,555,134
    RCM Technologies, Inc.............................   7,192      36,392
    Regal Beloit Corp.................................  52,652   3,655,628
*   Republic Airways Holdings, Inc....................  67,156     338,466
    Republic Services, Inc............................ 368,358  15,666,266
    Resources Connection, Inc.........................  50,623     801,362
*   Rexnord Corp...................................... 161,545   3,424,754
#*  Roadrunner Transportation Systems, Inc............  43,506   1,138,987
    Robert Half International, Inc.................... 114,975   6,327,074
    Rockwell Automation, Inc..........................  92,061  10,750,884
    Rockwell Collins, Inc.............................  97,997   8,292,506
    Rollins, Inc...................................... 170,172   4,934,988
    Roper Technologies, Inc...........................  51,043   8,537,963
*   RPX Corp..........................................  72,236   1,118,213
#   RR Donnelley & Sons Co............................ 353,521   6,204,294
#*  Rush Enterprises, Inc. Class A....................  36,315     925,669
*   Rush Enterprises, Inc. Class B....................   2,881      66,782
    Ryder System, Inc.................................  97,454   8,821,536
#*  Saia, Inc.........................................  38,330   1,664,289
#*  Sensata Technologies Holding NV...................  84,086   4,315,294
    Servotronics, Inc.................................     389       2,383
    SIFCO Industries, Inc.............................   3,251      44,669
    Simpson Manufacturing Co., Inc....................  54,663   1,958,029
#   SkyWest, Inc......................................  66,442   1,100,280
*   SL Industries, Inc................................   4,724     184,945
    Snap-on, Inc......................................  40,114   6,610,787
#*  SolarCity Corp....................................  40,706   2,360,948
    Southwest Airlines Co............................. 449,254  16,262,995
*   SP Plus Corp......................................  11,700     305,955
#*  Sparton Corp......................................   7,073     168,762
*   Spirit Aerosystems Holdings, Inc. Class A......... 118,172   6,653,084

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   Spirit Airlines, Inc.............................. 102,004 $ 6,101,879
    SPX Corp..........................................  45,481   2,974,912
    Standex International Corp........................  15,467   1,157,550
    Stanley Black & Decker, Inc....................... 156,417  16,500,429
    Steelcase, Inc. Class A........................... 119,206   2,127,827
*   Stericycle, Inc...................................  43,181   6,087,226
#*  Sterling Construction Co., Inc....................  11,349      53,227
#*  Stock Building Supply Holdings, Inc...............   7,330     142,055
#   Sun Hydraulics Corp...............................  29,415   1,041,879
    Supreme Industries, Inc. Class A..................   5,876      48,418
*   Swift Transportation Co........................... 177,656   4,231,766
#   TAL International Group, Inc......................  52,537   1,040,233
#*  Taser International, Inc..........................  43,183   1,175,441
*   Team, Inc.........................................  30,231   1,312,025
*   Tecumseh Products Co..............................  12,472      24,445
*   Teledyne Technologies, Inc........................  56,094   5,815,265
    Tennant Co........................................  21,555   1,289,205
#   Terex Corp........................................ 130,534   2,892,633
    Tetra Tech, Inc...................................  97,262   2,591,060
#   Textainer Group Holdings, Ltd.....................  50,784   1,150,765
    Textron, Inc...................................... 310,255  13,558,143
*   Thermon Group Holdings, Inc.......................  22,157     534,648
    Timken Co. (The).................................. 114,422   3,819,406
#   Titan International, Inc..........................  58,343     544,924
*   Titan Machinery, Inc..............................  18,690     262,595
    Toro Co. (The)....................................  64,060   4,377,220
    Towers Watson & Co. Class A.......................  45,814   5,808,299
#*  TransDigm Group, Inc..............................  33,591   7,601,643
*   TRC Cos., Inc.....................................  20,332     195,187
#*  Trex Co., Inc.....................................  41,799   1,896,421
*   Trimas Corp.......................................  47,123   1,107,391
*   TriNet Group, Inc.................................  15,698     421,962
#   Trinity Industries, Inc........................... 253,931   7,430,021
    Triumph Group, Inc................................  63,352   3,411,505
*   TrueBlue, Inc.....................................  51,841   1,335,424
#*  Tutor Perini Corp.................................  63,879   1,336,987
    Twin Disc, Inc....................................   9,800     157,780
    Tyco International P.L.C.......................... 161,754   6,145,034
*   Ultralife Corp....................................  11,666      47,481
    UniFirst Corp.....................................  19,017   2,107,464
    Union Pacific Corp................................ 403,345  39,362,439
*   United Continental Holdings, Inc.................. 252,830  14,257,084
    United Parcel Service, Inc. Class B............... 357,223  36,565,346
*   United Rentals, Inc............................... 120,335   8,061,242
    United Technologies Corp.......................... 348,846  34,992,742
#   Universal Forest Products, Inc....................  24,612   1,562,862
    Universal Truckload Services, Inc.................  12,449     263,047
#   US Ecology, Inc...................................  28,299   1,298,641
*   USA Truck, Inc....................................  11,153     218,153
#*  USG Corp.......................................... 130,326   4,037,499
#*  UTi Worldwide, Inc................................ 154,822   1,300,505
#   Valmont Industries, Inc...........................  27,703   3,081,405
*   Vectrus, Inc......................................  10,596     245,827

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Industrials -- (Continued)
*   Verisk Analytics, Inc. Class A.................... 102,079 $    7,973,391
#*  Veritiv Corp......................................   3,055        113,829
#*  Versar, Inc.......................................   4,038         13,770
    Viad Corp.........................................  31,442        901,442
#*  Vicor Corp........................................  15,288        159,148
*   Virco Manufacturing Corp..........................   6,445         16,693
*   Volt Information Sciences, Inc....................  11,950        115,079
#   VSE Corp..........................................   5,335        252,879
#*  Wabash National Corp.............................. 129,852      1,784,166
*   WABCO Holdings, Inc...............................  78,384      9,678,072
#   Wabtec Corp.......................................  58,515      5,921,133
    Waste Connections, Inc............................ 198,054      9,928,447
    Waste Management, Inc............................. 236,085     12,071,026
    Watsco, Inc.......................................  45,053      5,777,597
    Watsco, Inc. Class B..............................   2,268        291,359
    Watts Water Technologies, Inc. Class A............  31,205      1,730,629
#   Werner Enterprises, Inc........................... 115,917      3,273,496
#*  Wesco Aircraft Holdings, Inc......................  18,353        264,100
#*  WESCO International, Inc..........................  61,751      3,789,041
    West Corp.........................................  79,439      2,291,815
*   Willdan Group, Inc................................   6,221         64,201
*   Willis Lease Finance Corp.........................   4,420         73,726
    Woodward, Inc.....................................  96,070      4,742,015
#   WW Grainger, Inc..................................  46,000     10,520,660
*   Xerium Technologies, Inc..........................   1,300         22,061
#*  XPO Logistics, Inc................................ 113,338      4,913,202
    Xylem, Inc........................................ 176,672      6,100,484
#*  YRC Worldwide, Inc................................  35,688        688,778
                                                               --------------
Total Industrials.....................................          1,747,095,088
                                                               --------------
Information Technology -- (16.5%)
#*  3D Systems Corp...................................  50,584        665,685
    Accenture P.L.C. Class A.......................... 311,006     32,067,829
*   ACI Worldwide, Inc................................ 177,248      4,195,460
#   Activision Blizzard, Inc.......................... 531,738     13,713,523
*   Actua Corp........................................  41,972        618,248
*   Acxiom Corp.......................................  77,636      1,390,461
*   ADDvantage Technologies Group, Inc................   3,642          8,231
*   Adobe Systems, Inc................................  88,917      7,290,305
#   ADTRAN, Inc.......................................  53,536        883,344
*   Advanced Energy Industries, Inc...................  49,179      1,287,998
#*  Agilysys, Inc.....................................  31,760        269,007
*   Akamai Technologies, Inc..........................  89,262      6,847,288
*   Alliance Data Systems Corp........................  44,372     12,204,075
    Alliance Fiber Optic Products, Inc................  21,474        430,983
*   Alpha & Omega Semiconductor, Ltd..................  15,468        121,424
    Altera Corp.......................................  90,994      4,518,762
    Amdocs, Ltd....................................... 129,893      7,618,224
    American Software, Inc. Class A...................  19,865        183,155
*   Amkor Technology, Inc............................. 187,217        825,627
    Amphenol Corp. Class A............................ 188,620     10,640,054
*   Amtech Systems, Inc...............................   9,582         63,337
#*  ANADIGICS, Inc....................................  59,417         37,433

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
    Analog Devices, Inc...............................   170,999 $  9,974,372
#*  Angie's List, Inc.................................    20,945      104,725
*   Anixter International, Inc........................    30,516    2,020,464
*   ANSYS, Inc........................................    62,034    5,840,501
    Apple, Inc........................................ 3,086,533  374,396,453
    Applied Materials, Inc............................   358,225    6,218,786
*   ARRIS Group, Inc..................................   283,563    8,767,768
*   Arrow Electronics, Inc............................   139,615    8,118,612
#*  Aspen Technology, Inc.............................   102,982    4,570,341
    Astro-Med, Inc....................................     4,620       63,895
    Atmel Corp........................................   302,777    2,506,994
*   Autobytel, Inc....................................       267        4,096
*   Autodesk, Inc.....................................    55,617    2,813,108
    Automatic Data Processing, Inc....................   237,375   18,935,404
    Avago Technologies, Ltd...........................    95,983   12,011,313
#*  AVG Technologies NV...............................    81,750    2,349,495
#*  Aviat Networks, Inc...............................    47,169       53,773
*   Avid Technology, Inc..............................    59,774      732,829
    Avnet, Inc........................................   174,062    7,263,607
#   AVX Corp..........................................    97,613    1,314,847
*   Aware, Inc........................................    12,087       40,129
*   Axcelis Technologies, Inc.........................   115,839      341,725
*   AXT, Inc..........................................    60,417      141,980
#   Badger Meter, Inc.................................    18,000    1,058,760
#*  Bankrate, Inc.....................................    86,348      787,494
*   Barracuda Networks, Inc...........................    33,335      914,712
#   Bel Fuse, Inc. Class A............................     1,700       32,725
    Bel Fuse, Inc. Class B............................     8,861      195,651
    Belden, Inc.......................................    47,046    2,786,535
*   Benchmark Electronics, Inc........................    43,736      964,816
    Black Box Corp....................................    13,595      212,898
    Blackbaud, Inc....................................    46,101    2,819,537
*   Blackhawk Network Holdings, Inc...................    52,891    2,429,284
#*  Blucora, Inc......................................    46,839      663,709
    Booz Allen Hamilton Holding Corp..................   155,951    4,324,521
#*  Bottomline Technologies de, Inc...................    28,928      794,363
    Broadcom Corp. Class A............................   110,368    5,585,724
    Broadridge Financial Solutions, Inc...............   199,103   10,805,320
*   BroadSoft, Inc....................................     7,845      273,947
#*  BroadVision, Inc..................................     3,362       18,525
    Brocade Communications Systems, Inc...............   640,588    6,572,433
    Brooks Automation, Inc............................   114,136    1,204,135
*   Bsquare Corp......................................    11,559       74,440
#   CA, Inc...........................................   442,716   12,898,531
*   Cabot Microelectronics Corp.......................    30,953    1,403,409
*   CACI International, Inc. Class A..................    36,336    2,984,276
#*  Cadence Design Systems, Inc.......................   310,791    6,517,287
#*  CalAmp Corp.......................................    40,026      684,845
#*  Calix, Inc........................................    67,794      571,503
#*  Cardtronics, Inc..................................    86,633    3,211,485
*   Cascade Microtech, Inc............................    10,876      162,161
#   Cass Information Systems, Inc.....................    10,846      570,500
*   Cavium, Inc.......................................    24,034    1,629,505

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
    CDK Global, Inc...................................    59,316 $ 3,063,078
    CDW Corp..........................................   238,677   8,575,665
#*  Ceva, Inc.........................................    27,322     511,741
    Checkpoint Systems, Inc...........................    58,138     508,126
*   CIBER, Inc........................................   148,961     493,061
#*  Ciena Corp........................................   144,624   3,680,681
#*  Cimpress NV.......................................    36,823   2,376,188
*   Cirrus Logic, Inc.................................    62,153   2,051,671
    Cisco Systems, Inc................................ 1,945,939  55,303,586
*   Citrix Systems, Inc...............................    79,485   6,009,861
#*  Clearfield, Inc...................................     8,284     163,029
    Cognex Corp.......................................    95,660   4,330,528
*   Cognizant Technology Solutions Corp. Class A......   202,416  12,772,450
#*  Coherent, Inc.....................................    30,973   1,794,885
    Cohu, Inc.........................................    26,338     261,010
*   CommScope Holding Co., Inc........................   176,855   5,547,941
    Communications Systems, Inc.......................     7,990      80,300
*   CommVault Systems, Inc............................    36,511   1,368,067
    Computer Sciences Corp............................   178,576  11,684,228
    Computer Task Group, Inc..........................    12,978      90,716
*   comScore, Inc.....................................     7,532     440,622
    Comtech Telecommunications Corp...................    23,386     673,751
    Concurrent Computer Corp..........................     5,951      31,838
*   Constant Contact, Inc.............................    24,536     634,010
#   Convergys Corp....................................    94,587   2,375,080
*   CoreLogic, Inc....................................   112,520   4,437,789
    Corning, Inc......................................   527,863   9,860,481
#*  CoStar Group, Inc.................................    21,709   4,369,805
#*  Covisint Corp.....................................    25,089      74,765
#*  Cray, Inc.........................................    29,644     768,965
#*  Cree, Inc.........................................   120,178   2,962,388
#*  Crexendo, Inc.....................................     4,054       8,716
#   CSG Systems International, Inc....................    47,497   1,477,157
    CSP, Inc..........................................       709       4,842
#   CTS Corp..........................................    30,923     581,043
*   CyberOptics Corp..................................     4,778      28,047
#   Cypress Semiconductor Corp........................   287,425   3,299,639
    Daktronics, Inc...................................    47,144     538,856
*   Datalink Corp.....................................    36,252     245,789
*   Dealertrack Technologies, Inc.....................    53,496   3,320,497
#*  Demand Media, Inc.................................     8,535      50,783
*   DHI Group, Inc....................................   103,488     824,799
#   Diebold, Inc......................................    99,448   3,386,204
*   Digi International, Inc...........................    23,359     236,393
#*  Digimarc Corp.....................................     4,419     175,611
*   Diodes, Inc.......................................    57,226   1,269,845
#   Dolby Laboratories, Inc. Class A..................    65,250   2,293,538
*   Dot Hill Systems Corp.............................    66,336     419,244
*   DSP Group, Inc....................................    19,935     174,033
    DST Systems, Inc..................................    59,606   6,505,995
*   DTS, Inc..........................................    23,631     673,247
#   EarthLink Holdings Corp...........................   197,355   1,448,586
*   eBay, Inc.........................................   409,303  11,509,600

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
#   Ebix, Inc.........................................  29,226 $   905,714
*   EchoStar Corp. Class A............................  59,731   2,772,713
*   Edgewater Technology, Inc.........................   5,900      41,831
    Electro Rent Corp.................................  22,444     225,562
#   Electro Scientific Industries, Inc................  23,740     109,204
*   Electronic Arts, Inc.............................. 180,505  12,915,133
*   Electronics for Imaging, Inc......................  51,269   2,342,993
#*  Ellie Mae, Inc....................................  16,863   1,322,902
#*  eMagin Corp.......................................   9,611      26,334
    EMC Corp.......................................... 928,410  24,964,945
*   Emcore Corp.......................................  38,852     240,494
*   Endurance International Group Holdings, Inc.......  57,700   1,166,117
#*  EnerNOC, Inc......................................  39,482     324,937
*   Entegris, Inc..................................... 150,054   2,223,050
#*  Envestnet, Inc....................................  19,414     879,260
*   EPAM Systems, Inc.................................  44,636   3,307,974
    EPIQ Systems, Inc.................................  37,362     618,341
*   ePlus, Inc........................................   6,933     533,217
*   Euronet Worldwide, Inc............................  72,953   4,997,280
*   Exar Corp.........................................  56,466     444,387
*   ExlService Holdings, Inc..........................  27,690   1,073,541
#*  Extreme Networks, Inc.............................  87,771     203,629
*   F5 Networks, Inc..................................  43,931   5,892,904
*   Fabrinet..........................................  30,435     564,874
*   Facebook, Inc. Class A............................ 652,044  61,298,656
#   FactSet Research Systems, Inc.....................  39,827   6,597,741
    Fair Isaac Corp...................................  49,014   4,445,080
*   Fairchild Semiconductor International, Inc........ 180,428   2,717,246
*   FalconStor Software, Inc..........................  21,742      30,439
#*  FARO Technologies, Inc............................  11,460     502,979
#   FEI Co............................................  29,830   2,564,485
    Fidelity National Information Services, Inc....... 289,534  18,944,210
#*  Finisar Corp...................................... 116,956   2,036,204
#*  FireEye, Inc......................................  77,540   3,449,755
#*  First Solar, Inc.................................. 118,225   5,237,367
*   Fiserv, Inc....................................... 159,078  13,817,515
*   FleetCor Technologies, Inc........................  55,601   8,608,147
*   Flextronics International, Ltd.................... 173,501   1,910,246
    FLIR Systems, Inc................................. 196,111   6,038,258
*   FormFactor, Inc...................................  75,487     545,771
    Forrester Research, Inc...........................  17,269     540,174
#*  Fortinet, Inc.....................................  80,829   3,858,776
*   Freescale Semiconductor, Ltd......................  95,202   3,795,704
*   Frequency Electronics, Inc........................   5,169      57,634
*   Gartner, Inc......................................  58,481   5,179,662
*   Genpact, Ltd...................................... 269,993   5,996,545
*   GigOptix, Inc.....................................   1,174       2,747
*   Global Cash Access Holdings, Inc.................. 114,549     578,472
    Global Payments, Inc.............................. 124,832  13,992,419
    Globalscape, Inc..................................   7,843      27,764
#*  Glu Mobile, Inc...................................  17,431     102,233
*   Google, Inc. Class A..............................  77,281  50,812,257
*   Google, Inc. Class C..............................  82,418  51,561,525

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   GrubHub, Inc......................................    36,053 $ 1,143,241
#*  GSE Systems, Inc..................................    10,738      17,181
*   GSI Group, Inc....................................    34,044     482,403
#*  GSI Technology, Inc...............................    16,182      83,337
*   GTT Communications, Inc...........................    32,175     747,425
#*  Guidance Software, Inc............................       436       4,391
#*  Guidewire Software, Inc...........................    51,627   3,048,574
    Hackett Group, Inc. (The).........................    38,443     492,070
*   Harmonic, Inc.....................................   152,731     917,913
    Harris Corp.......................................   101,459   8,415,009
#   Heartland Payment Systems, Inc....................    62,144   3,871,571
    Hewlett-Packard Co................................ 1,235,097  37,695,160
#*  HomeAway, Inc.....................................    51,066   1,534,023
#*  Hutchinson Technology, Inc........................    25,771      46,903
    IAC/InterActiveCorp...............................    96,733   7,473,592
#*  ID Systems, Inc...................................     7,118      39,790
#*  Identiv, Inc......................................     2,956      13,598
*   IEC Electronics Corp..............................     5,002      19,258
*   II-VI, Inc........................................    71,881   1,221,977
#*  Imation Corp......................................    27,305     111,951
*   Immersion Corp....................................     9,931     136,253
#*  Infinera Corp.....................................    91,317   2,186,129
*   Informatica Corp..................................    77,850   3,777,282
*   Ingram Micro, Inc. Class A........................   172,783   4,704,881
*   Innodata, Inc.....................................    13,032      34,014
#*  Inphi Corp........................................    15,287     347,474
*   Insight Enterprises, Inc..........................    58,204   1,570,926
#*  Integrated Device Technology, Inc.................   157,603   3,011,793
    Integrated Silicon Solution, Inc..................    46,569   1,021,258
    Intel Corp........................................ 2,868,740  83,050,023
*   Intellicheck Mobilisa, Inc........................       514         445
#   InterDigital, Inc.................................    67,159   3,631,287
#*  Internap Corp.....................................    96,861     892,090
    International Business Machines Corp..............   449,986  72,893,232
#   Intersil Corp. Class A............................   142,826   1,589,653
*   inTEST Corp.......................................     1,100       4,730
#*  Intevac, Inc......................................    16,827      81,947
*   IntraLinks Holdings, Inc..........................    73,541     835,426
*   IntriCon Corp.....................................     2,604      18,488
    Intuit, Inc.......................................   129,809  13,729,898
*   Inuvo, Inc........................................       773       2,288
*   IPG Photonics Corp................................    74,604   6,879,981
*   Iteris, Inc.......................................     3,700       6,845
#*  Itron, Inc........................................    42,093   1,356,657
#*  Ixia..............................................    82,643   1,090,888
    IXYS Corp.........................................    39,817     416,486
    j2 Global, Inc....................................    61,199   4,308,410
    Jabil Circuit, Inc................................   326,451   6,610,633
    Jack Henry & Associates, Inc......................   124,177   8,675,005
#*  JDS Uniphase Corp.................................   248,050   2,750,875
    Juniper Networks, Inc.............................   233,305   6,630,528
*   Kemet Corp........................................    43,819     102,098
*   Key Tronic Corp...................................     8,234      82,422

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
*   Keysight Technologies, Inc........................   213,221 $  6,511,769
*   Kimball Electronics, Inc..........................    22,900      307,089
    KLA-Tencor Corp...................................   144,648    7,673,576
#*  Knowles Corp......................................    53,836    1,025,576
#*  Kopin Corp........................................    52,846      157,481
*   Kulicke & Soffa Industries, Inc...................   139,794    1,455,256
*   KVH Industries, Inc...............................    14,698      180,491
    Lam Research Corp.................................   131,938   10,142,074
*   Lattice Semiconductor Corp........................   158,683      780,720
    Leidos Holdings, Inc..............................    53,962    2,201,650
    Lexmark International, Inc. Class A...............    99,929    3,396,587
*   LGL Group, Inc. (The).............................       964        4,213
*   Limelight Networks, Inc...........................    96,049      362,105
    Linear Technology Corp............................   165,351    6,779,391
*   LinkedIn Corp. Class A............................    18,979    3,857,672
*   Lionbridge Technologies, Inc......................    70,669      415,534
*   Liquidity Services, Inc...........................    10,348       92,925
    Littelfuse, Inc...................................    20,564    1,891,888
#*  LoJack Corp.......................................    18,587       65,240
*   Luna Innovations, Inc.............................        90          105
#*  M/A-COM Technology Solutions Holdings, Inc........    40,014    1,348,872
#*  Magnachip Semiconductor Corp......................    38,971      333,592
*   Manhattan Associates, Inc.........................    88,179    5,715,763
    ManTech International Corp. Class A...............    37,629    1,121,720
    Marchex, Inc. Class B.............................    18,835       86,641
    Marvell Technology Group, Ltd.....................   285,245    3,548,448
    MasterCard, Inc. Class A..........................   496,812   48,389,489
#*  Mattersight Corp..................................     2,290       15,000
*   Mattson Technology, Inc...........................    74,266      212,401
    Maxim Integrated Products, Inc....................   117,295    3,992,722
    MAXIMUS, Inc......................................    99,555    6,790,647
*   MaxLinear, Inc. Class A...........................    29,288      318,653
#*  Maxwell Technologies, Inc.........................    30,742      141,106
#   Mentor Graphics Corp..............................   160,977    4,199,890
*   Mercury Systems, Inc..............................    32,624      459,672
#   Mesa Laboratories, Inc............................     2,478      256,572
    Methode Electronics, Inc..........................    50,622    1,358,188
#   Micrel, Inc.......................................    44,629      622,575
#   Microchip Technology, Inc.........................   186,864    8,005,254
#*  Micron Technology, Inc............................   646,334   11,963,642
*   Microsemi Corp....................................   119,016    3,920,387
    Microsoft Corp.................................... 3,383,106  157,991,050
*   MicroStrategy, Inc. Class A.......................     1,324      269,897
    MKS Instruments, Inc..............................    70,142    2,490,041
#   MOCON, Inc........................................     3,434       54,189
#*  ModusLink Global Solutions, Inc...................    50,605      164,466
*   MoneyGram International, Inc......................    38,853      396,301
    Monolithic Power Systems, Inc.....................    27,993    1,447,518
    Monotype Imaging Holdings, Inc....................    39,226      977,904
#*  Monster Worldwide, Inc............................   160,306    1,130,157
#*  MoSys, Inc........................................    27,600       38,364
    Motorola Solutions, Inc...........................    56,469    3,397,175
    MTS Systems Corp..................................    18,506    1,195,673

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Multi-Fineline Electronix, Inc....................    31,117 $   555,750
#*  Nanometrics, Inc..................................    23,085     315,803
*   NAPCO Security Technologies, Inc..................     8,159      47,975
    National Instruments Corp.........................   121,245   3,511,255
    NCI, Inc. Class A.................................     5,908      66,465
*   NCR Corp..........................................   229,334   6,315,858
*   NeoPhotonics Corp.................................    12,781     113,240
    NetApp, Inc.......................................   213,060   6,636,819
*   NETGEAR, Inc......................................    51,932   1,739,203
*   Netscout Systems, Inc.............................    38,043   1,517,155
#*  NetSuite, Inc.....................................    10,679   1,055,512
#*  NeuStar, Inc. Class A.............................    51,089   1,577,117
*   Newport Corp......................................    58,435     925,610
    NIC, Inc..........................................    63,536   1,146,189
#*  Novatel Wireless, Inc.............................    23,600      58,292
#*  Nuance Communications, Inc........................   410,240   7,437,651
*   Numerex Corp. Class A.............................     7,300      61,758
    NVE Corp..........................................       274      16,358
#   NVIDIA Corp.......................................   434,244   8,663,168
#*  Oclaro, Inc.......................................    55,087     126,700
*   OmniVision Technologies, Inc......................    52,695   1,286,812
*   ON Semiconductor Corp.............................   622,021   6,605,863
#*  Onvia, Inc........................................       442       1,865
    Optical Cable Corp................................     3,696      12,345
    Oracle Corp....................................... 1,433,762  57,264,454
*   OSI Systems, Inc..................................    28,861   2,025,465
#*  Palo Alto Networks, Inc...........................    29,800   5,537,734
#*  Pandora Media, Inc................................   122,396   2,144,378
*   PAR Technology Corp...............................     8,654      38,856
    Park Electrochemical Corp.........................    18,914     334,021
#   Paychex, Inc......................................   253,427  11,759,013
*   Paycom Software, Inc..............................    23,866     763,712
*   PayPal Holdings, Inc..............................   380,563  14,727,788
    PC Connection, Inc................................    26,879     596,445
    PC-Tel, Inc.......................................    13,527      95,365
*   PCM, Inc..........................................     7,619      76,723
*   PDF Solutions, Inc................................    34,470     482,925
    Pegasystems, Inc..................................    61,661   1,670,396
    Perceptron, Inc...................................     7,250      63,583
*   Perficient, Inc...................................    47,325     768,085
    Pericom Semiconductor Corp........................    23,018     275,525
*   Pfsweb, Inc.......................................     3,568      45,028
*   Photronics, Inc...................................    76,957     634,895
#*  Planar Systems, Inc...............................    22,797      94,836
#   Plantronics, Inc..................................    42,003   2,439,534
*   Plexus Corp.......................................    41,793   1,593,985
*   PMC-Sierra, Inc...................................   217,547   1,481,495
*   Polycom, Inc......................................   181,198   2,062,033
    Power Integrations, Inc...........................    17,373     673,377
*   PRGX Global, Inc..................................    24,971     104,379
*   Progress Software Corp............................    61,406   1,822,530
*   PTC, Inc..........................................   153,509   5,580,052
    QAD, Inc. Class A.................................    12,238     326,632

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    QAD, Inc. Class B.................................   1,959 $    41,981
#*  QLIK Technologies, Inc............................  32,159   1,301,153
#*  QLogic Corp....................................... 125,417   1,112,449
*   Qorvo, Inc........................................ 152,388   8,830,885
    QUALCOMM, Inc..................................... 417,403  26,876,579
*   Qualstar Corp.....................................   3,826       3,903
#*  Quantum Corp...................................... 159,904     169,498
#*  QuinStreet, Inc...................................  30,209     175,816
*   Qumu Corp.........................................   6,460      34,884
*   Rackspace Hosting, Inc............................ 155,377   5,287,479
*   Radisys Corp......................................  20,449      58,484
#*  Rambus, Inc....................................... 118,554   1,551,872
*   RealD, Inc........................................  39,467     495,311
#*  RealNetworks, Inc................................. 129,142     604,385
*   RealPage, Inc.....................................   4,112      78,950
*   Red Hat, Inc......................................  90,310   7,141,715
    Reis, Inc.........................................   6,081     148,741
#*  Relm Wireless Corp................................   1,238       4,224
#   RF Industries, Ltd................................   4,931      21,055
    Richardson Electronics, Ltd.......................   9,355      61,462
#*  Rightside Group, Ltd..............................   8,535      61,025
*   Rofin-Sinar Technologies, Inc.....................  39,165     976,775
#*  Rogers Corp.......................................  23,212   1,299,176
#*  Rosetta Stone, Inc................................  20,764     150,954
#*  Rovi Corp......................................... 136,323   1,498,190
#*  Rubicon Technology, Inc...........................  18,250      32,303
#*  Ruckus Wireless, Inc..............................  49,931     615,649
*   Rudolph Technologies, Inc.........................  47,305     530,762
#   Sabre Corp........................................ 141,984   3,776,774
*   Salesforce.com, Inc............................... 134,194   9,836,420
    SanDisk Corp......................................  99,509   5,999,398
*   Sanmina Corp...................................... 121,253   2,676,054
*   ScanSource, Inc...................................  34,500   1,305,135
    Science Applications International Corp...........  55,369   2,972,208
#*  SciQuest, Inc.....................................   1,304      15,505
*   Seachange International, Inc......................  58,324     401,852
#   Seagate Technology P.L.C.......................... 223,885  11,328,581
#*  Semtech Corp......................................  53,216     936,069
#*  ServiceNow, Inc...................................  37,799   3,042,820
#*  ServiceSource International, Inc..................  21,415     113,500
*   Sevcon, Inc.......................................     613       5,983
*   ShoreTel, Inc.....................................  54,109     383,633
#*  Shutterstock, Inc.................................  14,654     782,963
*   Sigma Designs, Inc................................  42,077     436,338
#*  Silicon Graphics International Corp...............  18,836      96,252
#*  Silicon Laboratories, Inc.........................  32,884   1,479,451
    Skyworks Solutions, Inc........................... 185,900  17,785,053
#*  SMTC Corp.........................................  10,077      16,929
*   SolarWinds, Inc...................................  55,946   2,231,686
    Solera Holdings, Inc..............................  87,384   3,197,381
#*  Sonus Networks, Inc...............................  48,447     390,967
#*  Splunk, Inc.......................................  31,001   2,168,210
    SS&C Technologies Holdings, Inc...................  86,483   5,883,438

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Stamps.com, Inc...................................  13,952 $   957,107
*   StarTek, Inc......................................   8,170      30,719
#*  Stratasys, Ltd....................................  51,731   1,589,694
#*  SunEdison, Inc.................................... 202,582   4,716,109
#*  SunPower Corp..................................... 161,347   4,361,209
#*  Super Micro Computer, Inc.........................  46,145   1,230,687
*   support.com, Inc..................................  43,901      53,120
*   Sykes Enterprises, Inc............................  64,774   1,579,190
    Symantec Corp..................................... 688,624  15,659,310
#*  Synaptics, Inc....................................  50,331   3,995,275
#*  Synchronoss Technologies, Inc.....................  42,767   2,044,263
#   SYNNEX Corp.......................................  53,612   4,054,676
*   Synopsys, Inc.....................................  95,921   4,876,624
*   Syntel, Inc.......................................  89,432   3,907,284
*   Tableau Software, Inc. Class A....................  13,760   1,441,222
#*  Take-Two Interactive Software, Inc................  59,279   1,872,031
#*  Tangoe, Inc.......................................   6,869      75,696
    TE Connectivity, Ltd.............................. 193,395  11,781,623
#*  Tech Data Corp....................................  58,053   3,386,231
*   TeleCommunication Systems, Inc. Class A...........  44,803     164,427
*   Telenav, Inc......................................  43,814     306,698
    TeleTech Holdings, Inc............................  44,379   1,204,002
#*  Teradata Corp..................................... 151,533   5,623,390
    Teradyne, Inc..................................... 256,567   4,941,480
    Tessco Technologies, Inc..........................   6,747     166,448
    Tessera Technologies, Inc.........................  72,106   2,499,194
    Texas Instruments, Inc............................ 538,414  26,909,932
    TheStreet, Inc....................................  10,517      19,772
*   TiVo, Inc......................................... 103,985   1,035,691
    Total System Services, Inc........................ 175,829   8,126,816
#   Transact Technologies, Inc........................   5,192      38,213
#*  Travelzoo, Inc....................................   2,163      19,337
*   Trimble Navigation, Ltd........................... 123,789   2,859,526
*   Trio Tech International...........................   1,525       4,575
*   TSR, Inc..........................................     210         865
#*  TTM Technologies, Inc............................. 123,768   1,130,002
#*  Twitter, Inc......................................  87,704   2,719,701
*   Tyler Technologies, Inc...........................  26,835   3,744,556
#   Ubiquiti Networks, Inc............................  24,335     784,074
#*  Ultimate Software Group, Inc. (The)...............  22,693   4,180,278
*   Ultra Clean Holdings, Inc.........................  25,327     191,979
#*  Ultratech, Inc....................................  39,421     627,582
#*  Unisys Corp.......................................  67,045   1,064,004
*   United Online, Inc................................  23,205     322,550
*   Universal Security Instruments, Inc...............   1,135       6,810
#*  Unwired Planet, Inc...............................  42,677      26,801
#*  USA Technologies, Inc.............................  15,296      51,548
*   Vantiv, Inc. Class A.............................. 159,537   7,019,628
#*  VASCO Data Security International, Inc............  17,422     355,235
#*  Veeco Instruments, Inc............................  57,214   1,480,698
#*  VeriFone Systems, Inc............................. 116,910   3,762,164
*   Verint Systems, Inc...............................  43,000   2,503,460
#*  VeriSign, Inc.....................................  58,937   4,180,991

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
#*  ViaSat, Inc.......................................    48,005 $    2,976,310
    Vicon Industries, Inc.............................       600            810
*   Video Display Corp................................     3,612          3,612
*   Virtusa Corp......................................    22,068      1,057,940
#   Visa, Inc. Class A................................   680,345     51,257,192
#   Vishay Intertechnology, Inc.......................   174,612      2,004,546
*   Vishay Precision Group, Inc.......................    12,209        170,438
*   VMware, Inc. Class A..............................    21,646      1,929,308
#   Wayside Technology Group, Inc.....................     2,300         44,827
*   Web.com Group, Inc................................    73,843      1,837,952
#*  WebMD Health Corp.................................    34,493      1,503,205
*   Westell Technologies, Inc. Class A................    44,422         54,195
    Western Digital Corp..............................   106,352      9,152,653
#   Western Union Co. (The)...........................   378,295      7,656,691
*   WEX, Inc..........................................    50,394      5,142,204
*   Wireless Telecom Group, Inc.......................     3,316          6,798
#*  Workday, Inc. Class A.............................    25,859      2,180,689
*   Xcerra Corp.......................................    51,972        326,644
    Xerox Corp........................................   944,275     10,405,910
    Xilinx, Inc.......................................   188,062      7,851,588
*   XO Group, Inc.....................................    26,178        388,220
*   Yahoo!, Inc.......................................   341,417     12,519,761
*   Zebra Technologies Corp. Class A..................    45,957      4,946,352
#*  Zillow Group, Inc. Class A........................    13,590      1,107,585
*   Zix Corp..........................................    44,261        215,994
*   Zynga, Inc. Class A............................... 1,058,527      2,625,147
                                                                 --------------
Total Information Technology..........................            2,380,957,176
                                                                 --------------
Materials -- (4.0%)
#   A Schulman, Inc...................................    39,030      1,453,087
*   AEP Industries, Inc...............................     4,981        240,831
    Air Products & Chemicals, Inc.....................    74,070     10,555,716
    Airgas, Inc.......................................    79,107      8,070,496
#   Albemarle Corp....................................   121,033      6,559,989
    Alcoa, Inc........................................   747,938      7,382,144
#   Allegheny Technologies, Inc.......................   119,782      2,553,752
#*  AM Castle & Co....................................    20,061         57,174
*   American Biltrite, Inc............................        17          6,970
#   American Vanguard Corp............................    42,350        542,927
    Ampco-Pittsburgh Corp.............................     7,591        101,036
    AptarGroup, Inc...................................    92,538      6,273,151
    Ashland, Inc......................................    53,382      6,102,630
    Avery Dennison Corp...............................   152,130      9,257,111
    Axiall Corp.......................................    80,004      2,354,518
#   Balchem Corp......................................    28,958      1,641,050
    Ball Corp.........................................   110,454      7,493,199
    Bemis Co., Inc....................................   156,298      6,966,202
*   Berry Plastics Group, Inc.........................   144,005      4,688,803
*   Boise Cascade Co..................................    62,160      2,062,469
    Cabot Corp........................................    67,343      2,369,127
    Calgon Carbon Corp................................    70,452      1,246,296
#   Carpenter Technology Corp.........................    56,975      2,138,842
#   Celanese Corp. Series A...........................   138,390      9,122,669

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
#*  Century Aluminum Co............................... 104,407 $   973,073
    CF Industries Holdings, Inc....................... 325,310  19,258,352
#   Chase Corp........................................   5,531     211,450
    Chemours Co. (The)................................  77,495     846,245
*   Chemtura Corp..................................... 122,189   3,351,644
*   Clearwater Paper Corp.............................  28,466   1,675,224
*   Codexis, Inc......................................   5,607      18,223
#*  Coeur d'Alene Mines Corp.......................... 182,225     643,254
    Commercial Metals Co.............................. 182,558   2,813,219
#   Compass Minerals International, Inc...............  62,736   5,018,880
#*  Contango ORE, Inc.................................     833       3,644
*   Core Molding Technologies, Inc....................  12,521     238,901
*   Crown Holdings, Inc...............................  83,742   4,313,550
    Cytec Industries, Inc............................. 105,125   7,803,429
#   Deltic Timber Corp................................   9,110     591,239
    Domtar Corp.......................................  98,863   4,019,770
    Dow Chemical Co. (The)............................ 546,801  25,732,455
#   Eagle Materials, Inc..............................  63,901   4,929,323
    Eastman Chemical Co............................... 219,409  17,201,666
    Ecolab, Inc....................................... 116,027  13,437,087
    EI du Pont de Nemours & Co........................ 387,478  21,605,773
*   Ferro Corp........................................ 151,362   2,102,418
#*  Flotek Industries, Inc............................  51,317     878,547
    FMC Corp..........................................  85,279   4,139,443
    Freeport-McMoRan, Inc............................. 467,385   5,491,774
    Friedman Industries, Inc..........................   5,521      32,077
    FutureFuel Corp...................................  42,155     482,253
#*  General Moly, Inc.................................  13,306       7,451
    Globe Specialty Metals, Inc.......................  68,450   1,056,868
    Graphic Packaging Holding Co...................... 555,450   8,387,295
#   Greif, Inc. Class A...............................  27,616     855,820
#   Greif, Inc. Class B...............................  14,223     542,181
*   Handy & Harman, Ltd...............................     900      26,640
#   Hawkins, Inc......................................  10,590     386,323
    Haynes International, Inc.........................  15,516     660,516
    HB Fuller Co......................................  58,001   2,323,520
*   Headwaters, Inc...................................  95,225   1,810,227
#   Hecla Mining Co................................... 288,915     606,722
#*  Horsehead Holding Corp............................  84,486     699,544
    Huntsman Corp..................................... 410,852   7,806,188
    Innophos Holdings, Inc............................  31,781   1,636,086
    Innospec, Inc.....................................  33,009   1,427,639
    International Flavors & Fragrances, Inc...........  50,655   5,855,211
    International Paper Co............................ 247,260  11,836,336
#*  Intrepid Potash, Inc..............................  65,369     558,251
#   Kaiser Aluminum Corp..............................  16,078   1,357,787
    KapStone Paper and Packaging Corp................. 166,135   3,887,559
    KMG Chemicals, Inc................................  15,845     345,896
#   Koppers Holdings, Inc.............................  25,310     513,793
*   Kraton Performance Polymers, Inc..................  41,556     852,729
#   Kronos Worldwide, Inc.............................  56,104     552,063
#*  Louisiana-Pacific Corp............................ 196,686   2,899,152
#*  LSB Industries, Inc...............................  29,223   1,078,621

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
    LyondellBasell Industries NV Class A.............. 193,452 $18,151,601
#   Martin Marietta Materials, Inc....................  49,604   7,778,899
    Materion Corp.....................................  34,576   1,058,026
#   McEwen Mining, Inc................................ 136,545      99,678
*   Mercer International, Inc.........................  72,806     880,225
    Minerals Technologies, Inc........................  39,274   2,542,992
    Monsanto Co....................................... 243,112  24,770,682
    Mosaic Co. (The).................................. 275,764  11,841,306
    Myers Industries, Inc.............................  46,095     697,417
    Neenah Paper, Inc.................................  28,158   1,705,812
#   NewMarket Corp....................................  14,566   5,793,044
    Newmont Mining Corp............................... 429,728   7,378,430
    Noranda Aluminum Holding Corp.....................  65,873      42,817
#*  Northern Technologies International Corp..........   2,180      35,425
#   Nucor Corp........................................ 252,011  11,123,766
#   Olin Corp......................................... 118,599   2,726,591
#   Olympic Steel, Inc................................  16,908     204,925
    OM Group, Inc.....................................  28,483     965,004
#*  OMNOVA Solutions, Inc.............................  38,468     248,888
*   Owens-Illinois, Inc............................... 241,198   5,149,577
    Packaging Corp. of America........................  82,000   5,804,780
    PH Glatfelter Co..................................  57,610   1,175,820
*   Platform Specialty Products Corp.................. 226,804   5,277,729
#   PolyOne Corp...................................... 135,648   4,648,657
    PPG Industries, Inc............................... 114,182  12,375,045
    Praxair, Inc...................................... 145,818  16,643,667
    Quaker Chemical Corp..............................  13,304   1,233,281
    Reliance Steel & Aluminum Co......................  93,186   5,647,072
#*  Rentech, Inc...................................... 153,569     116,912
*   Resolute Forest Products, Inc.....................   8,001      79,050
#   Royal Gold, Inc...................................  77,077   3,886,222
    RPM International, Inc............................ 131,549   6,165,702
#   Schnitzer Steel Industries, Inc. Class A..........  43,352     681,060
    Schweitzer-Mauduit International, Inc.............  35,662   1,415,781
    Scotts Miracle-Gro Co. (The) Class A.............. 103,770   6,266,670
    Sealed Air Corp................................... 162,778   8,654,906
    Sensient Technologies Corp........................  47,137   3,223,699
    Sherwin-Williams Co. (The)........................  41,535  11,536,762
    Sigma-Aldrich Corp................................  45,305   6,325,031
    Silgan Holdings, Inc.............................. 103,788   5,549,544
    Sonoco Products Co................................ 147,587   6,092,391
#   Southern Copper Corp..............................  73,734   2,054,229
    Steel Dynamics, Inc............................... 289,854   5,805,776
#   Stepan Co.........................................  17,642     864,634
#*  Stillwater Mining Co.............................. 160,144   1,524,571
    SunCoke Energy, Inc...............................  96,443   1,185,285
    Synalloy Corp.....................................   4,755      56,157
#   TimkenSteel Corp..................................  40,213     749,168
#*  Trecora Resources.................................  15,645     218,404
    Tredegar Corp.....................................  13,871     233,865
#   Tronox, Ltd. Class A..............................  74,433     817,274
#   United States Lime & Minerals, Inc................   4,011     216,594
#   United States Steel Corp.......................... 173,164   3,371,503

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#*          Universal Stainless & Alloy Products, Inc...     5,675 $     76,669
#*          US Concrete, Inc............................    18,982      803,508
#           Valhi, Inc..................................    66,024      293,807
            Valspar Corp. (The).........................    63,347    5,275,538
            Vulcan Materials Co.........................    96,356    8,770,323
#           Wausau Paper Corp...........................    54,673      483,309
            Westlake Chemical Corp......................    96,733    6,042,911
*           WestRock Co.................................   142,109    8,961,394
            Worthington Industries, Inc.................    75,774    2,050,444
*           WR Grace & Co...............................    62,027    6,260,385
                                                                   ------------
Total Materials.........................................            577,134,154
                                                                   ------------
Other -- (0.0%)
(degrees)   Capital Properties, Inc., 5.000%............       540          526
(degrees)*  Concord Camera Corp. Escrow Shares..........       405           --
(degrees)*  Gerber Scientific, Inc. Escrow Shares.......    15,579           --
(degrees)*  Softbrands, Inc. Escrow Shares..............     3,200           --
                                                                   ------------
Total Other.............................................                    526
                                                                   ------------
Real Estate Investment Trusts -- (0.1%)
            CareTrust REIT, Inc.........................    22,876      296,930
#*          Communications Sales & Leasing, Inc.........   128,867    2,686,877
            Equinix, Inc................................    23,599    6,581,997
                                                                   ------------
Total Real Estate Investment Trusts.....................              9,565,804
                                                                   ------------
Telecommunication Services -- (2.0%)
#*          8x8, Inc....................................    51,971      452,667
*           Alaska Communications Systems Group, Inc....    30,523       65,930
            Alteva, Inc.................................     3,521       12,887
            AT&T, Inc................................... 3,409,800  118,456,455
            Atlantic Tele-Network, Inc..................    18,074    1,278,555
#*          Boingo Wireless, Inc........................    34,119      331,978
            CenturyLink, Inc............................   350,489   10,023,985
*           Cincinnati Bell, Inc........................   304,551    1,190,794
#           Cogent Communications Holdings, Inc.........    60,819    1,933,436
#           Consolidated Communications Holdings, Inc...    63,131    1,258,201
*           FairPoint Communications, Inc...............     7,566      125,747
#           Frontier Communications Corp................ 1,152,929    5,441,825
*           General Communication, Inc. Class A.........    77,662    1,428,981
#           IDT Corp. Class B...........................    36,895      627,953
            Inteliquent, Inc............................    61,115    1,112,293
#*          Intelsat SA.................................     9,450       89,870
#*          Iridium Communications, Inc.................    57,785      428,765
*           Level 3 Communications, Inc.................   135,889    6,862,394
            Lumos Networks Corp.........................    24,438      341,154
#           NTELOS Holdings Corp........................    26,667      170,402
#*          ORBCOMM, Inc................................    65,476      403,332
*           Premiere Global Services, Inc...............    56,945      614,437
*           SBA Communications Corp. Class A............    76,978    9,292,784
#           Shenandoah Telecommunications Co............    52,572    1,807,425
            Spok Holdings, Inc..........................    21,634      361,937
#*          Sprint Corp.................................   684,726    2,307,527
#*          Straight Path Communications, Inc. Class B..     5,292      124,732

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Telecommunication Services -- (Continued)
*   T-Mobile US, Inc..................................   149,640 $  6,084,362
    Telephone & Data Systems, Inc.....................   131,430    3,865,356
*   United States Cellular Corp.......................    29,939    1,114,330
    Verizon Communications, Inc....................... 2,210,806  103,443,613
*   Vonage Holdings Corp..............................   252,470    1,613,283
#   Windstream Holdings, Inc..........................   160,329      777,596
                                                                 ------------
Total Telecommunication Services......................            283,444,986
                                                                 ------------
Utilities -- (2.7%)
    AES Corp..........................................   386,774    4,950,707
    AGL Resources, Inc................................   156,620    7,530,290
#   ALLETE, Inc.......................................    62,007    2,994,318
    Alliant Energy Corp...............................    56,647    3,484,357
    Ameren Corp.......................................   120,526    4,951,208
    American Electric Power Co., Inc..................   164,733    9,318,946
#   American States Water Co..........................    51,189    1,973,336
    American Water Works Co., Inc.....................    91,551    4,752,412
#   Aqua America, Inc.................................   225,399    5,734,151
#   Artesian Resources Corp. Class A..................     4,873      105,111
    Atmos Energy Corp.................................   119,653    6,616,811
#   Avista Corp.......................................    81,494    2,690,932
#   Black Hills Corp..................................    53,421    2,225,519
    California Water Service Group....................    61,575    1,325,710
*   Calpine Corp......................................   560,279   10,253,106
    CenterPoint Energy, Inc...........................   194,478    3,761,205
    Chesapeake Utilities Corp.........................    18,616      957,235
    Cleco Corp........................................    66,034    3,594,231
    CMS Energy Corp...................................   140,517    4,814,112
    Connecticut Water Service, Inc....................    11,694      398,064
#   Consolidated Edison, Inc..........................   146,835    9,337,238
#   Consolidated Water Co., Ltd.......................    12,219      147,850
    Delta Natural Gas Co., Inc........................     3,458       69,748
    Dominion Resources, Inc...........................   200,995   14,411,341
    DTE Energy Co.....................................    84,553    6,803,134
    Duke Energy Corp..................................   250,151   18,566,207
*   Dynegy, Inc.......................................   150,040    3,908,542
    Edison International..............................   124,310    7,459,843
    El Paso Electric Co...............................    52,488    1,912,138
    Empire District Electric Co. (The)................    50,729    1,167,274
#   Entergy Corp......................................    81,815    5,810,501
    Eversource Energy.................................   159,328    7,921,788
    Exelon Corp.......................................   313,549   10,061,787
    FirstEnergy Corp..................................   211,609    7,186,242
    Gas Natural, Inc..................................     3,269       32,788
#   Genie Energy, Ltd. Class B........................    16,745      173,311
#   Great Plains Energy, Inc..........................   195,824    5,112,965
    Hawaiian Electric Industries, Inc.................    99,816    2,989,489
#   IDACORP, Inc......................................    66,305    4,118,204
    ITC Holdings Corp.................................   184,753    6,240,956
#   Laclede Group, Inc. (The).........................    56,058    3,033,298
#   MDU Resources Group, Inc..........................   141,874    2,767,962
    MGE Energy, Inc...................................    40,891    1,622,555
#   Middlesex Water Co................................    13,798      313,767

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- ---------------
Utilities -- (Continued)
#           National Fuel Gas Co.......................  94,417 $     5,105,127
            New Jersey Resources Corp.................. 109,743       3,171,573
            NextEra Energy, Inc........................ 157,766      16,596,983
            NiSource, Inc.............................. 280,109       4,890,703
#           Northwest Natural Gas Co...................  35,364       1,530,908
#           NorthWestern Corp..........................  61,325       3,301,738
#           NRG Energy, Inc............................ 165,040       3,705,148
#           NRG Yield, Inc. Class A....................  41,724         822,380
#           NRG Yield, Inc. Class C....................  41,724         804,856
#           OGE Energy Corp............................  90,215       2,684,798
#           ONE Gas, Inc...............................  67,711       3,049,026
#           Ormat Technologies, Inc....................  33,366       1,357,329
#           Otter Tail Corp............................  44,148       1,144,316
#           Pattern Energy Group, Inc..................  46,173       1,128,006
            Pepco Holdings, Inc........................  86,562       2,309,474
            PG&E Corp.................................. 174,610       9,168,771
#           Piedmont Natural Gas Co., Inc..............  98,213       3,733,076
            Pinnacle West Capital Corp.................  55,954       3,452,921
            PNM Resources, Inc......................... 108,431       2,860,410
            Portland General Electric Co............... 103,395       3,723,254
            PPL Corp................................... 246,027       7,826,119
            Public Service Enterprise Group, Inc....... 186,357       7,765,496
            Questar Corp............................... 222,025       4,915,633
            RGC Resources, Inc.........................   1,530          30,829
#           SCANA Corp.................................  70,604       3,869,099
            Sempra Energy..............................  86,620       8,816,184
            SJW Corp...................................  25,773         769,324
            South Jersey Industries, Inc...............  85,132       2,063,600
#           Southern Co. (The)......................... 310,288      13,879,182
            Southwest Gas Corp.........................  59,344       3,343,441
#*          Talen Energy Corp..........................  26,645         419,126
#           TECO Energy, Inc........................... 296,108       6,549,909
            UGI Corp................................... 249,060       9,100,652
            UIL Holdings Corp..........................  64,511       3,092,657
            Unitil Corp................................  19,569         695,678
            Vectren Corp............................... 103,457       4,355,540
            WEC Energy Group, Inc...................... 181,640       8,900,360
            Westar Energy, Inc......................... 165,212       6,220,232
#           WGL Holdings, Inc..........................  65,131       3,640,823
            Xcel Energy, Inc........................... 256,362       8,888,071
#           York Water Co. (The).......................  10,442         222,832
                                                                ---------------
Total Utilities........................................             383,506,273
                                                                ---------------
TOTAL COMMON STOCKS....................................          13,001,102,239
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*  Enron TOPRS Escrow Shares..................     666              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value
              Rights...................................     988              --
(degrees)*  Community Health Systems, Inc. Rights
              01/04/16................................. 216,226           2,919
(degrees)*  Furiex Pharmaceuticals Contingent Value
              Rights...................................   6,234          60,906

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights.............      51,554 $       129,916
(degrees)#*  Magnum Hunter Resources Corp.
               Warrants 04/15/16...................      12,563              --
(degrees)*   Safeway Casa Ley Contingent Value
               Rights..............................     213,913         217,101
(degrees)*   Safeway PDC, LLC Contingent Value
               Rights..............................     213,913          10,439
TOTAL RIGHTS/WARRANTS..............................                     421,281
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
             State Street Institutional Liquid
               Reserves, 0.114%....................  27,394,337      27,394,337
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@         DFA Short Term Investment Fund........ 117,061,354   1,354,399,860
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $10,796,941,195)^^........................             $14,383,317,717
                                                                ===============

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                  --------------- -------------- ------- ---------------
Common Stocks....................
   Consumer Discretionary........ $ 2,071,138,536             --   --    $ 2,071,138,536
   Consumer Staples..............   1,005,369,255             --   --      1,005,369,255
   Energy........................     888,910,383             --   --        888,910,383
   Financials....................   1,978,939,376             --   --      1,978,939,376
   Health Care...................   1,675,040,682             --   --      1,675,040,682
   Industrials...................   1,747,092,533 $        2,555   --      1,747,095,088
   Information Technology........   2,380,957,176             --   --      2,380,957,176
   Materials.....................     577,134,154             --   --        577,134,154
   Other.........................              --            526   --                526
   Real Estate Investment Trusts.       9,565,804             --   --          9,565,804
   Telecommunication Services....     283,444,986             --   --        283,444,986
   Utilities.....................     383,506,273             --   --        383,506,273
Preferred Stocks.................
   Other.........................              --             --   --                 --
Rights/Warrants..................              --        421,281   --            421,281
Temporary Cash Investments.......      27,394,337             --   --         27,394,337
Securities Lending Collateral....              --  1,354,399,860   --      1,354,399,860
                                  --------------- --------------   --    ---------------
TOTAL............................ $13,028,493,495 $1,354,824,222   --    $14,383,317,717
                                  =============== ==============   ==    ===============

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
COMMON STOCKS -- (89.2%)

Consumer Discretionary -- (13.8%)
#*  1-800-Flowers.com, Inc. Class A................... 108,326 $ 1,077,844
    A. H. Belo Corp. Class A..........................  28,956     149,123
    Aaron's, Inc...................................... 179,009   6,619,753
#   Abercrombie & Fitch Co. Class A................... 123,708   2,485,294
    Advance Auto Parts, Inc...........................  32,852   5,723,147
#*  Aeropostale, Inc.................................. 130,833     197,558
*   AG&E Holdings, Inc................................   4,482       3,536
*   Amazon.com, Inc...................................  67,498  36,189,053
*   Ambassadors Group, Inc............................  23,469      54,448
    AMC Entertainment Holdings, Inc. Class A..........  34,918   1,126,106
#*  AMC Networks, Inc. Class A........................  58,473   4,924,596
    AMCON Distributing Co.............................     668      55,177
*   America's Car-Mart, Inc...........................  18,481     854,931
*   American Axle & Manufacturing Holdings, Inc....... 147,272   2,942,495
#   American Eagle Outfitters, Inc.................... 419,768   7,450,882
#*  American Public Education, Inc....................  34,734     898,569
*   ANN, Inc.......................................... 176,949   8,095,417
*   Apollo Education Group, Inc. Class A.............. 306,618   3,927,777
    Aramark........................................... 294,146   9,359,726
#   Arctic Cat, Inc...................................  29,664     848,687
    Ark Restaurants Corp..............................   4,916     119,705
*   Asbury Automotive Group, Inc......................  94,989   8,387,529
#*  Ascena Retail Group, Inc.......................... 346,149   4,333,785
*   Ascent Capital Group, Inc. Class A................  22,497     878,058
#   Autoliv, Inc......................................  88,035   9,261,282
*   AutoNation, Inc................................... 144,535   9,010,312
*   AutoZone, Inc.....................................   9,128   6,398,180
*   Ballantyne Strong, Inc............................  17,770      80,854
*   Barnes & Noble, Inc............................... 199,766   5,251,848
    Bassett Furniture Industries, Inc.................  14,448     473,750
    Beasley Broadcast Group, Inc. Class A.............   8,562      37,116
*   Beazer Homes USA, Inc.............................  22,402     429,670
#   bebe stores, Inc.................................. 164,096     301,937
#*  Bed Bath & Beyond, Inc............................ 268,974  17,545,174
*   Belmond, Ltd. Class A............................. 195,732   2,370,315
#   Best Buy Co., Inc................................. 489,982  15,821,519
    Big 5 Sporting Goods Corp.........................  50,555     556,611
#   Big Lots, Inc..................................... 174,531   7,536,249
*   Biglari Holdings, Inc.............................     138      60,004
#*  BJ's Restaurants, Inc.............................  66,709   3,439,516
    Bloomin' Brands, Inc.............................. 316,320   7,367,093
#*  Blue Nile, Inc....................................  16,470     522,428
*   Blyth, Inc........................................  24,520     113,037
#   Bob Evans Farms, Inc..............................  57,048   2,847,836
#   Bon-Ton Stores, Inc. (The)........................  26,063     113,895
#*  Books-A-Million, Inc..............................  20,408      65,714
    BorgWarner, Inc................................... 277,215  13,780,358
    Bowl America, Inc. Class A........................   3,937      57,283
#*  Boyd Gaming Corp..................................  77,977   1,332,627
*   Bravo Brio Restaurant Group, Inc..................  54,340     705,877
*   Bridgepoint Education, Inc........................  71,667     675,103

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Discretionary -- (Continued)
*   Bright Horizons Family Solutions, Inc.............    50,590 $  3,047,542
#   Brinker International, Inc........................    80,912    4,846,629
#   Brunswick Corp....................................   174,996    9,290,538
#   Buckle, Inc. (The)................................    38,775    1,715,018
#*  Buffalo Wild Wings, Inc...........................    40,317    7,885,199
*   Build-A-Bear Workshop, Inc........................    36,264      632,807
*   Burlington Stores, Inc............................    74,983    4,127,064
#*  Cabela's, Inc.....................................   163,756    7,275,679
*   Cable One, Inc....................................    11,115    4,615,170
#   Cablevision Systems Corp. Class A.................   202,674    5,719,460
    Caleres, Inc......................................   101,861    3,365,487
#   Callaway Golf Co..................................   148,380    1,359,161
*   Cambium Learning Group, Inc.......................    82,206      386,368
    Canterbury Park Holding Corp......................     5,270       55,915
    Capella Education Co..............................    34,146    1,758,860
#*  Career Education Corp.............................   150,972      480,091
#*  CarMax, Inc.......................................   153,788    9,920,864
*   Carmike Cinemas, Inc..............................    47,721    1,195,411
    Carnival Corp.....................................   157,090    8,371,326
#   Carriage Services, Inc............................    35,556      854,411
*   Carrols Restaurant Group, Inc.....................    56,552      623,203
    Carter's, Inc.....................................    89,351    9,061,085
    Cato Corp. (The) Class A..........................    70,407    2,704,333
*   Cavco Industries, Inc.............................    16,055    1,173,299
#   CBS Corp. Class A.................................    14,126      787,242
    CBS Corp. Class B.................................   287,701   15,383,372
#*  Central European Media Enterprises, Ltd. Class A..    18,678       44,827
*   Charles & Colvard, Ltd............................    29,159       41,989
#*  Charter Communications, Inc. Class A..............    48,366    8,989,305
#   Cheesecake Factory, Inc. (The)....................   173,768   10,033,364
    Cherokee, Inc.....................................    10,005      280,840
#   Chico's FAS, Inc..................................   385,096    5,861,161
    Children's Place, Inc. (The)......................    50,197    2,906,406
*   Chipotle Mexican Grill, Inc.......................     8,940    6,635,536
    Choice Hotels International, Inc..................    55,450    2,809,097
#*  Christopher & Banks Corp..........................    66,361      214,346
    Churchill Downs, Inc..............................    29,902    4,038,564
#*  Chuy's Holdings, Inc..............................    33,928      963,894
*   Cinedigm Corp.....................................    83,923       53,081
    Cinemark Holdings, Inc............................   257,427   10,158,069
*   Citi Trends, Inc..................................    32,615      776,563
    Clear Channel Outdoor Holdings, Inc. Class A......    55,873      539,733
    ClubCorp Holdings, Inc............................    78,121    1,821,782
#   Coach, Inc........................................   272,948    8,515,978
*   Coast Distribution System, Inc. (The).............     1,760        9,627
#   Collectors Universe, Inc..........................     8,599      173,356
    Columbia Sportswear Co............................   109,215    7,813,241
    Comcast Corp. Class A............................. 1,784,110  111,346,305
#   Comcast Corp. Special Class A.....................   385,806   24,051,146
#*  Conn's, Inc.......................................    56,833    1,961,875
    Cooper Tire & Rubber Co...........................   192,743    6,347,027
*   Cooper-Standard Holding, Inc......................     1,605      103,202
    Core-Mark Holding Co., Inc........................    48,865    3,106,348

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#   Cracker Barrel Old Country Store, Inc.............  61,479 $ 9,338,045
#*  Crocs, Inc........................................ 168,395   2,648,853
*   Crown Media Holdings, Inc. Class A................  51,149     228,636
    CSS Industries, Inc...............................   8,600     244,154
    CST Brands, Inc................................... 206,149   7,808,924
    Culp, Inc.........................................  27,468     830,907
#*  Cumulus Media, Inc. Class A....................... 140,245     231,404
    Dana Holding Corp................................. 467,227   8,671,733
    Darden Restaurants, Inc........................... 129,876   9,579,654
#*  Deckers Outdoor Corp..............................  70,088   5,108,013
*   Del Frisco's Restaurant Group, Inc................  27,506     438,721
    Delphi Automotive P.L.C...........................  59,134   4,617,183
#*  Delta Apparel, Inc................................  15,491     190,384
*   Denny's Corp...................................... 124,190   1,460,474
    Destination Maternity Corp........................  23,762     234,531
#*  Destination XL Group, Inc.........................  82,498     403,415
#   DeVry Education Group, Inc........................ 122,020   3,706,968
#*  Diamond Resorts International, Inc................  68,008   2,131,371
    Dick's Sporting Goods, Inc........................ 173,417   8,840,799
    Dillard's, Inc. Class A........................... 112,391  11,450,395
    DineEquity, Inc...................................  75,068   7,807,823
*   Discovery Communications, Inc..................... 121,679   3,686,874
#*  Discovery Communications, Inc. Class A............  67,827   2,239,648
*   Discovery Communications, Inc. Class B............   1,502      49,934
*   DISH Network Corp. Class A........................  42,243   2,729,320
#*  Dixie Group, Inc. (The)...........................  15,615     153,183
    Dollar General Corp............................... 197,376  15,863,109
*   Dollar Tree, Inc.................................. 101,169   7,894,217
#   Domino's Pizza, Inc...............................  46,694   5,315,645
#*  Dorman Products, Inc..............................  68,724   3,627,253
    Dover Motorsports, Inc............................   9,156      21,517
    DR Horton, Inc.................................... 300,505   8,921,993
#*  DreamWorks Animation SKG, Inc. Class A............ 131,995   3,182,399
    Drew Industries, Inc..............................  75,021   4,400,732
    DSW, Inc. Class A................................. 151,502   4,926,845
#   Dunkin' Brands Group, Inc......................... 158,078   8,518,823
#   Educational Development Corp......................   3,809      18,169
*   Eldorado Resorts, Inc.............................  20,339     171,865
    Emerson Radio Corp................................  26,350      33,201
*   Emmis Communications Corp. Class A................   5,500       7,755
*   Entercom Communications Corp. Class A.............  44,205     465,479
    Entravision Communications Corp. Class A.......... 196,513   1,507,255
    Escalade, Inc.....................................  12,111     209,036
#   Ethan Allen Interiors, Inc........................  60,304   1,820,578
#*  EVINE Live, Inc...................................  82,152     179,913
    EW Scripps Co. (The) Class A...................... 113,805   2,500,296
    Expedia, Inc......................................  65,285   7,928,210
*   Express, Inc...................................... 168,477   3,207,802
#*  Famous Dave's Of America, Inc.....................  10,924     194,556
#*  Federal-Mogul Holdings Corp....................... 149,931   1,679,227
#*  Fiesta Restaurant Group, Inc......................  40,900   2,377,517
    Finish Line, Inc. (The) Class A................... 110,160   3,028,298
#*  Five Below, Inc...................................  95,462   3,519,684

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
#   Flanigan's Enterprises, Inc.......................     1,000 $    29,520
    Flexsteel Industries, Inc.........................     9,540     380,837
#   Foot Locker, Inc..................................   255,692  18,039,071
    Ford Motor Co..................................... 3,466,052  51,401,551
#*  Fossil Group, Inc.................................    79,097   5,437,919
*   Fox Factory Holding Corp..........................    16,192     257,129
#*  Francesca's Holdings Corp.........................    64,241     781,171
#   Fred's, Inc. Class A..............................   110,218   1,988,333
    Frisch's Restaurants, Inc.........................     7,545     254,267
#*  FTD Cos., Inc.....................................    40,466   1,178,775
#*  Fuel Systems Solutions, Inc.......................    40,800     253,776
*   Full House Resorts, Inc...........................    19,925      31,282
#*  G-III Apparel Group, Ltd..........................   113,694   8,212,118
#*  Gaiam, Inc. Class A...............................    18,959     131,575
#   GameStop Corp. Class A............................   325,566  14,927,201
*   Gaming Partners International Corp................     8,266      83,073
*   Gannett Co., Inc..................................   160,425   2,029,376
#   Gap, Inc. (The)...................................   201,953   7,367,245
#   Garmin, Ltd.......................................   135,206   5,666,483
    General Motors Co.................................   992,502  31,273,738
*   Genesco, Inc......................................    46,125   2,983,826
#   Gentex Corp.......................................   561,853   9,034,596
*   Gentherm, Inc.....................................    76,064   3,828,301
    Genuine Parts Co..................................    71,003   6,315,717
    GNC Holdings, Inc. Class A........................   219,013  10,777,630
    Goodyear Tire & Rubber Co. (The)..................   368,702  11,108,991
#*  Gordmans Stores, Inc..............................    12,089      66,610
    Graham Holdings Co. Class B.......................    11,115   7,664,459
#*  Grand Canyon Education, Inc.......................   124,628   5,412,594
*   Gray Television, Inc..............................   148,342   2,505,496
*   Gray Television, Inc. Class A.....................     3,160      45,725
*   Green Brick Partners, Inc.........................     5,108      61,602
    Group 1 Automotive, Inc...........................    65,934   6,393,620
#*  Groupon, Inc......................................   282,840   1,363,289
#   Guess?, Inc.......................................   135,741   2,971,371
#   H&R Block, Inc....................................   123,489   4,110,949
    Hanesbrands, Inc..................................   188,700   5,855,361
#   Harley-Davidson, Inc..............................   131,482   7,665,401
    Harman International Industries, Inc..............    69,773   7,511,761
    Harte-Hanks, Inc..................................   155,666     730,074
#   Hasbro, Inc.......................................    52,585   4,140,543
    Haverty Furniture Cos., Inc.......................    41,148     912,663
    Haverty Furniture Cos., Inc. Class A..............     2,523      55,985
*   Helen of Troy, Ltd................................    56,361   4,947,369
*   Here Media, Inc...................................       300          --
*   Here Media, Inc. Special Shares...................       300          --
#*  hhgregg, Inc......................................    53,331     178,659
#*  Hibbett Sports, Inc...............................    53,369   2,430,958
*   Hilton Worldwide Holdings, Inc....................   278,126   7,467,683
    Home Depot, Inc. (The)............................   286,801  33,564,321
    Hooker Furniture Corp.............................    17,476     436,026
*   Horizon Global Corp...............................    29,181     365,346
*   Houghton Mifflin Harcourt Co......................   187,781   4,906,718

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    HSN, Inc..........................................  82,540 $ 6,067,515
#*  Hyatt Hotels Corp. Class A........................  31,138   1,738,435
#*  Iconix Brand Group, Inc........................... 111,831   2,430,088
*   Installed Building Products, Inc..................  15,630     424,667
#*  International Game Technology P.L.C...............  40,473     801,365
    International Speedway Corp. Class A..............  55,562   1,904,110
    Interpublic Group of Cos., Inc. (The)............. 455,767   9,707,837
    Interval Leisure Group, Inc....................... 117,976   2,515,248
*   Intrawest Resorts Holdings, Inc...................   1,541      15,364
#*  iRobot Corp.......................................  51,251   1,578,018
*   Isle of Capri Casinos, Inc........................  34,965     637,762
#*  ITT Educational Services, Inc.....................  15,300      56,304
    Jack in the Box, Inc..............................  60,844   5,780,180
#*  JAKKS Pacific, Inc................................  27,534     271,210
#*  Jamba, Inc........................................  24,893     405,507
*   Jarden Corp.......................................  98,673   5,427,015
#*  JC Penney Co., Inc................................ 365,889   3,014,925
    John Wiley & Sons, Inc. Class A................... 113,927   6,039,270
    John Wiley & Sons, Inc. Class B...................   7,502     401,882
    Johnson Controls, Inc............................. 365,584  16,656,007
    Johnson Outdoors, Inc. Class A....................  19,561     412,737
    Journal Media Group, Inc..........................  46,071     372,714
*   K12, Inc..........................................  72,695     958,847
#*  Kate Spade & Co...................................  98,037   1,972,504
#   KB Home........................................... 120,600   1,927,188
    Kirkland's, Inc...................................  52,934   1,444,040
#   Kohl's Corp....................................... 290,745  17,828,483
*   Kona Grill, Inc...................................  11,997     228,423
*   Koss Corp.........................................   4,495      11,327
#*  Krispy Kreme Doughnuts, Inc....................... 113,297   2,111,856
    L Brands, Inc.....................................  53,144   4,289,784
*   La Quinta Holdings, Inc...........................  97,406   2,066,955
    La-Z-Boy, Inc..................................... 113,881   2,892,577
#*  Lakeland Industries, Inc..........................   7,818      82,089
#*  Lands' End, Inc...................................  37,689     888,707
#   Las Vegas Sands Corp.............................. 118,031   6,614,457
*   Lazare Kaplan International, Inc..................   3,667       5,739
*   LeapFrog Enterprises, Inc......................... 109,184     102,502
    Lear Corp......................................... 106,291  11,061,704
#*  Lee Enterprises, Inc..............................  46,810     143,239
#   Leggett & Platt, Inc..............................  80,409   3,844,354
#   Lennar Corp. Class A.............................. 145,530   7,718,911
    Lennar Corp. Class B..............................  29,753   1,304,967
    Libbey, Inc.......................................  97,178   3,615,993
*   Liberty Broadband Corp.(530307206)................   1,306      70,491
*   Liberty Broadband Corp.(530307305)................ 120,480   6,449,294
*   Liberty Broadband Corp. Class A...................  47,257   2,550,460
*   Liberty Interactive Corp. Class B.................   8,287     243,348
*   Liberty Interactive Corp., QVC Group Class
      A(53071M104).................................... 471,654  13,701,549
*   Liberty Interactive Corp., QVC Group Class
      A(531229102)....................................  95,152   3,596,746
*   Liberty Media Corp................................ 195,276   7,361,905
*   Liberty Media Corp. Class B.......................   5,224     200,680
*   Liberty TripAdvisor Holdings, Inc. Class A........ 128,787   3,772,171

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class B........   1,138 $    36,240
*   Liberty Ventures Series A......................... 243,958  10,119,378
*   Liberty Ventures Series B.........................   2,014      84,689
    Lifetime Brands, Inc..............................  20,096     292,196
    Lincoln Educational Services Corp.................  32,420      47,657
    Lions Gate Entertainment Corp..................... 119,608   4,686,241
#   Lithia Motors, Inc. Class A.......................  81,257   9,725,650
*   Live Nation Entertainment, Inc.................... 401,206  10,519,621
*   LKQ Corp.......................................... 376,352  11,840,034
#*  Loral Space & Communications, Inc.................  29,095   1,843,168
    Lowe's Cos., Inc.................................. 315,012  21,849,232
*   Luby's, Inc.......................................  66,723     323,607
#*  Lululemon Athletica, Inc..........................  39,721   2,496,862
#*  Lumber Liquidators Holdings, Inc..................  34,916     673,879
#*  M/I Homes, Inc....................................  64,705   1,622,801
#   Macy's, Inc....................................... 166,133  11,473,145
*   Madison Square Garden Co. (The) Class A........... 150,793  12,576,136
    Marcus Corp. (The)................................  30,027     629,366
#   Marine Products Corp..............................  47,094     293,396
#*  MarineMax, Inc....................................  51,336     927,128
    Marriott International, Inc. Class A..............  66,204   4,807,072
    Marriott Vacations Worldwide Corp.................  64,786   5,416,110
#*  Martha Stewart Living Omnimedia, Inc. Class A.....  60,321     366,148
#   Mattel, Inc....................................... 272,531   6,325,445
#*  Mattress Firm Holding Corp........................  10,007     618,933
*   McClatchy Co. (The) Class A....................... 119,920      97,135
    McDonald's Corp................................... 283,387  28,299,026
#   MDC Holdings, Inc................................. 148,640   4,438,390
#*  Media General, Inc................................  96,234   1,527,234
#   Men's Wearhouse, Inc. (The).......................  88,465   5,265,437
#   Meredith Corp.....................................  91,198   4,370,208
*   Meritage Homes Corp............................... 118,023   5,322,837
#*  MGM Resorts International......................... 497,634   9,763,579
*   Michael Kors Holdings, Ltd........................  79,727   3,347,737
*   Modine Manufacturing Co........................... 109,929   1,113,581
*   Mohawk Industries, Inc............................  56,831  11,456,561
*   Monarch Casino & Resort, Inc......................  27,593     513,506
#   Monro Muffler Brake, Inc..........................  67,634   4,277,851
    Morningstar, Inc..................................  32,032   2,728,806
#*  Motorcar Parts of America, Inc....................  35,989   1,066,354
    Movado Group, Inc.................................  33,112     838,727
*   Murphy USA, Inc................................... 156,978   8,596,115
    NACCO Industries, Inc. Class A....................  10,705     543,493
    Nathan's Famous, Inc..............................   7,706     236,728
    National CineMedia, Inc...........................  99,071   1,535,601
*   Nautilus, Inc..................................... 119,199   2,518,675
*   Netflix, Inc......................................  54,887   6,274,133
#*  Nevada Gold & Casinos, Inc........................   1,100       1,782
*   New York & Co., Inc............................... 111,142     250,070
#   New York Times Co. (The) Class A.................. 270,640   3,577,861
    Newell Rubbermaid, Inc............................ 114,725   4,965,298
*   News Corp. Class A................................ 344,974   5,081,467
*   News Corp. Class B................................ 150,090   2,141,784

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
            Nexstar Broadcasting Group, Inc. Class A.....    58,521 $ 3,356,765
            NIKE, Inc. Class B...........................   114,364  13,177,020
*           Nobility Homes, Inc..........................     2,557      25,186
#           Nordstrom, Inc...............................    96,492   7,363,305
*           Norwegian Cruise Line Holdings, Ltd..........   212,820  13,284,224
#           Nutrisystem, Inc.............................    66,449   1,996,792
*           NVR, Inc.....................................     6,499   9,683,770
*           O'Reilly Automotive, Inc.....................    50,292  12,085,671
*           Office Depot, Inc............................ 1,179,442   9,435,536
#           Omnicom Group, Inc...........................   123,804   9,047,596
#*          Orbitz Worldwide, Inc........................   187,819   2,118,598
#           Outerwall, Inc...............................    48,358   3,424,714
#*          Overstock.com, Inc...........................    21,548     455,956
            Oxford Industries, Inc.......................    53,326   4,475,651
*           P&F Industries, Inc. Class A.................     2,869      24,645
#*          Pacific Sunwear of California, Inc...........    84,041      53,870
#*          Panera Bread Co. Class A.....................    43,029   8,783,079
#           Papa John's International, Inc...............    72,472   5,475,984
#*          Penn National Gaming, Inc....................   100,413   1,915,880
            Penske Automotive Group, Inc.................   245,745  13,270,230
*           Pep Boys-Manny, Moe & Jack (The).............   105,811   1,253,860
*           Perfumania Holdings, Inc.....................     6,982      39,169
*           Perry Ellis International, Inc...............    25,247     608,200
#           PetMed Express, Inc..........................    32,127     541,340
#           Pier 1 Imports, Inc..........................   145,332   1,716,371
*           Pinnacle Entertainment, Inc..................    66,579   2,563,292
#           Polaris Industries, Inc......................    30,288   4,151,273
            Pool Corp....................................    68,372   4,814,756
*           Popeyes Louisiana Kitchen, Inc...............    42,369   2,570,951
#*          Potbelly Corp................................     1,676      22,861
#*          Priceline Group, Inc. (The)..................    13,269  16,500,930
            PulteGroup, Inc..............................   393,338   8,149,963
#           PVH Corp.....................................    67,841   7,872,270
*           QEP Co., Inc.................................       670      11,718
#*          Quiksilver, Inc..............................   280,118     128,462
#*          Radio One, Inc. Class D......................    33,982      82,916
            Ralph Lauren Corp............................    55,978   7,047,070
*           RCI Hospitality Holdings, Inc................    15,909     177,544
*           Reading International, Inc. Class A..........    14,293     168,372
(degrees)*  Reading International, Inc. Class B..........       300       4,956
*           Red Lion Hotels Corp.........................    26,248     213,659
*           Red Robin Gourmet Burgers, Inc...............    40,098   3,674,982
#           Regal Entertainment Group Class A............   125,909   2,593,725
*           Regis Corp...................................    95,455   1,396,507
            Remy International, Inc......................    27,839     824,034
#           Rent-A-Center, Inc...........................   103,534   2,773,676
#*          Rentrak Corp.................................    11,567     791,992
#           Restaurant Brands International, Inc.........    33,922   1,466,787
#*          Restoration Hardware Holdings, Inc...........    40,907   4,150,424
            Rocky Brands, Inc............................    11,845     215,105
            Ross Stores, Inc.............................   186,980   9,939,857
#           Royal Caribbean Cruises, Ltd.................   237,748  21,361,658
*           Ruby Tuesday, Inc............................   116,851     857,686

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Ruth's Hospitality Group, Inc..................... 113,679 $ 1,992,793
#   Ryland Group, Inc. (The)..........................  69,112   3,142,523
#   Saga Communications, Inc. Class A.................   5,094     206,307
    Salem Media Group, Inc. Class A...................  21,782     140,058
*   Sally Beauty Holdings, Inc........................ 151,660   4,517,951
#   Scholastic Corp...................................  39,002   1,680,596
#*  Scientific Games Corp. Class A....................  51,621     779,477
#   Scripps Networks Interactive, Inc. Class A........  44,366   2,776,424
#   SeaWorld Entertainment, Inc....................... 305,412   5,295,844
*   Select Comfort Corp............................... 137,589   3,582,818
#   Service Corp. International....................... 503,444  15,360,076
*   Shiloh Industries, Inc............................  30,924     348,823
#   Shoe Carnival, Inc................................  38,670   1,094,748
#*  Shutterfly, Inc...................................  68,597   2,966,820
    Signet Jewelers, Ltd.............................. 107,218  12,996,966
    Sinclair Broadcast Group, Inc. Class A............ 129,776   3,766,100
#*  Sirius XM Holdings, Inc........................... 506,337   2,005,095
#   Six Flags Entertainment Corp...................... 147,364   6,873,057
#*  Sizmek, Inc.......................................  46,642     361,942
#*  Skechers U.S.A., Inc. Class A.....................  72,532  10,912,439
*   Skullcandy, Inc...................................  32,538     237,853
#*  Skyline Corp......................................  10,884      35,591
*   Smith & Wesson Holding Corp.......................  28,380     460,324
#   Sonic Automotive, Inc. Class A....................  96,383   2,244,760
#   Sonic Corp........................................  97,205   2,888,933
#   Sotheby's......................................... 144,788   6,056,482
*   Spanish Broadcasting System, Inc. Class A.........   2,346      16,187
    Spartan Motors, Inc...............................  47,982     213,040
    Speedway Motorsports, Inc.........................  68,022   1,425,061
    Stage Stores, Inc.................................  88,805   1,562,968
#   Standard Motor Products, Inc......................  54,850   2,005,865
#*  Standard Pacific Corp............................. 536,611   4,824,133
*   Stanley Furniture Co., Inc........................  15,342      46,947
    Staples, Inc...................................... 496,764   7,307,398
    Starbucks Corp.................................... 307,182  17,795,053
    Starwood Hotels & Resorts Worldwide, Inc..........  62,072   4,932,241
#*  Starz............................................. 152,168   6,155,196
*   Starz Class B.....................................   5,024     208,195
    Stein Mart, Inc................................... 105,546   1,075,514
*   Steiner Leisure, Ltd..............................  24,796   1,430,729
*   Steven Madden, Ltd................................ 173,447   7,229,271
*   Stoneridge, Inc...................................  48,856     594,578
#   Strattec Security Corp............................   5,021     352,926
#*  Strayer Education, Inc............................  20,546   1,142,563
    Sturm Ruger & Co., Inc............................  24,927   1,496,119
    Superior Industries International, Inc............  46,522     787,152
    Superior Uniform Group, Inc.......................  25,866     497,403
    Sypris Solutions, Inc.............................  26,299      32,874
#*  Systemax, Inc.....................................  51,897     353,938
*   Tandy Leather Factory, Inc........................  25,740     218,275
    Target Corp....................................... 395,060  32,335,661
#*  Taylor Morrison Home Corp. Class A................  27,842     535,959
    TEGNA, Inc........................................ 311,075   9,061,615

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Tempur Sealy International, Inc...................  68,968 $ 5,210,532
*   Tenneco, Inc......................................  93,896   4,676,960
#*  Tesla Motors, Inc.................................  10,466   2,785,526
#   Texas Roadhouse, Inc.............................. 185,414   7,303,457
    Thor Industries, Inc.............................. 126,661   7,077,817
    Tiffany & Co......................................  55,144   5,277,281
*   Tilly's, Inc. Class A.............................  15,774     142,755
    Time Warner Cable, Inc............................ 205,377  39,023,684
    Time Warner, Inc.................................. 896,363  78,915,799
    Time, Inc......................................... 125,761   2,806,986
    TJX Cos., Inc. (The).............................. 152,101  10,619,692
*   Toll Brothers, Inc................................ 303,846  11,825,686
*   TopBuild Corp.....................................  18,136     521,591
*   Tower International, Inc..........................  44,744   1,169,161
#*  Town Sports International Holdings, Inc...........  30,008      68,418
#   Tractor Supply Co.................................  95,125   8,800,965
*   Trans World Entertainment Corp....................   1,798       6,329
#*  TRI Pointe Group, Inc.............................  97,665   1,445,442
#*  TripAdvisor, Inc..................................  53,030   4,209,521
#*  Tuesday Morning Corp..............................  75,510     708,284
#*  Tumi Holdings, Inc................................ 142,613   2,745,300
#   Tupperware Brands Corp............................  55,332   3,235,262
    Twenty-First Century Fox, Inc. Class A............ 446,992  15,416,754
    Twenty-First Century Fox, Inc. Class B............ 154,147   5,167,007
*   Ulta Salon Cosmetics & Fragrance, Inc.............  39,676   6,587,406
#*  Under Armour, Inc. Class A........................  47,020   4,670,497
*   Unifi, Inc........................................  29,133     899,044
*   Universal Electronics, Inc........................  30,826   1,598,020
    Universal Technical Institute, Inc................  35,790     227,982
#*  Urban Outfitters, Inc............................. 311,391  10,157,574
*   US Auto Parts Network, Inc........................  39,333      89,876
    Vail Resorts, Inc.................................  85,483   9,376,630
    Value Line, Inc...................................   7,363      96,676
    VF Corp...........................................  98,656   7,605,391
    Viacom, Inc. Class A..............................   4,120     235,458
    Viacom, Inc. Class B.............................. 112,173   6,393,861
#*  Vista Outdoor, Inc................................ 118,879   5,607,522
*   Visteon Corp...................................... 115,375  11,483,274
*   Vitamin Shoppe, Inc...............................  58,176   2,138,550
#*  VOXX International Corp...........................  43,651     349,208
*   Walking Co. Holdings, Inc. (The)..................     329       2,139
    Walt Disney Co. (The)............................. 788,924  94,670,880
*   WCI Communities, Inc..............................   2,546      64,261
#*  Weight Watchers International, Inc................  34,160     136,640
    Wendy's Co. (The)................................. 857,765   8,800,669
#*  West Marine, Inc..................................  37,025     336,187
#   Weyco Group, Inc..................................  12,731     367,417
    Whirlpool Corp....................................  92,548  16,448,556
#*  William Lyon Homes Class A........................  12,300     293,478
    Williams-Sonoma, Inc..............................  75,116   6,359,321
#   Winmark Corp......................................   6,064     614,647
#   Winnebago Industries, Inc.........................  71,987   1,607,470
#   Wolverine World Wide, Inc......................... 232,475   6,816,167

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Consumer Discretionary -- (Continued)
    Wyndham Worldwide Corp............................  80,405 $    6,635,021
#   Wynn Resorts, Ltd.................................  19,658      2,029,295
    Yum! Brands, Inc..................................  88,574      7,773,254
#*  Zagg, Inc.........................................  67,486        524,366
#*  Zumiez, Inc.......................................  83,902      2,189,842
                                                               --------------
Total Consumer Discretionary..........................          2,313,294,631
                                                               --------------
Consumer Staples -- (5.6%)
#   Alico, Inc........................................  12,599        564,687
*   Alliance One International, Inc...................  16,437        371,476
    Altria Group, Inc................................. 380,680     20,701,378
    Andersons, Inc. (The).............................  52,575      1,961,047
    Archer-Daniels-Midland Co......................... 373,314     17,702,550
#   Avon Products, Inc................................ 122,826        696,423
#   B&G Foods, Inc.................................... 177,956      5,255,041
#*  Boston Beer Co., Inc. (The) Class A...............  10,762      2,373,236
#*  Boulder Brands, Inc............................... 102,551        854,250
#*  Bridgford Foods Corp..............................   7,329         65,228
#   Brown-Forman Corp. Class A........................  19,844      2,371,160
#   Brown-Forman Corp. Class B........................  31,515      3,416,541
    Bunge, Ltd........................................ 137,427     10,973,546
#   Cal-Maine Foods, Inc..............................  94,360      5,110,538
    Calavo Growers, Inc...............................  39,512      2,153,799
#   Campbell Soup Co.................................. 147,291      7,262,919
#   Casey's General Stores, Inc....................... 115,944     11,851,216
*   CCA Industries, Inc...............................   5,962         15,024
*   Central Garden & Pet Co...........................  26,310        241,789
*   Central Garden & Pet Co. Class A..................  78,077        787,016
#*  Chefs' Warehouse, Inc. (The)......................  16,785        288,702
    Church & Dwight Co., Inc..........................  80,822      6,977,363
#   Clorox Co. (The)..................................  61,939      6,933,452
#   Coca-Cola Bottling Co. Consolidated...............  18,055      2,924,910
    Coca-Cola Co. (The)............................... 941,740     38,686,679
    Coca-Cola Enterprises, Inc........................ 181,972      9,295,130
*   Coffee Holding Co., Inc...........................   5,400         27,135
    Colgate-Palmolive Co.............................. 191,018     12,993,044
#   ConAgra Foods, Inc................................ 300,325     13,232,319
    Constellation Brands, Inc. Class A................ 117,056     14,049,061
    Constellation Brands, Inc. Class B................   5,100        611,388
    Costco Wholesale Corp............................. 106,255     15,438,851
    Coty, Inc. Class A................................  48,823      1,305,039
#*  Craft Brew Alliance, Inc..........................  26,133        269,954
#*  Crimson Wine Group, Ltd...........................  24,913        228,203
    CVS Health Corp................................... 843,353     94,851,912
*   Darling Ingredients, Inc.......................... 241,428      3,102,350
#   Dean Foods Co..................................... 181,460      3,229,988
#*  Diamond Foods, Inc................................  46,251      1,494,370
    Dr Pepper Snapple Group, Inc...................... 124,541      9,990,679
    Edgewell Personal Care Co.........................  58,165      5,566,972
#*  Energizer Holdings, Inc...........................  50,428      1,941,982
    Estee Lauder Cos., Inc. (The) Class A.............  44,234      3,941,692
*   Fairway Group Holdings Corp.......................   2,185          6,555
#*  Farmer Bros Co....................................  30,883        730,692

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
#   Flowers Foods, Inc................................ 367,677 $ 7,963,884
#   Fresh Del Monte Produce, Inc...................... 128,385   5,073,775
#*  Fresh Market, Inc. (The)..........................  18,803     573,491
    General Mills, Inc................................ 169,174   9,847,619
    Golden Enterprises, Inc...........................   9,888      41,332
#*  Hain Celestial Group, Inc. (The).................. 135,870   9,236,443
#*  Herbalife, Ltd....................................  91,962   4,643,161
    Hershey Co. (The).................................  23,910   2,221,000
#   Hormel Foods Corp................................. 200,807  11,889,782
*   HRG Group, Inc....................................  83,593   1,191,200
#   Ingles Markets, Inc. Class A......................  29,601   1,369,934
    Ingredion, Inc.................................... 181,345  15,994,629
    Inter Parfums, Inc................................  53,709   1,632,217
#*  Inventure Foods, Inc..............................  11,729     115,296
    J&J Snack Foods Corp..............................  44,646   5,284,301
#   JM Smucker Co. (The)..............................  95,784  10,698,115
    John B. Sanfilippo & Son, Inc.....................   9,776     508,254
    Kellogg Co........................................  72,936   4,826,175
#   Keurig Green Mountain, Inc........................  30,280   2,272,211
    Kimberly-Clark Corp...............................  75,775   8,711,852
    Kraft Heinz Co. (The)............................. 185,631  14,752,096
    Kroger Co. (The).................................. 431,688  16,939,437
    Lancaster Colony Corp.............................  54,195   5,051,516
*   Landec Corp.......................................  59,742     797,556
#*  Lifeway Foods, Inc................................   8,037     118,305
#   Limoneira Co......................................   2,051      42,230
*   Mannatech, Inc....................................   2,600      44,980
    McCormick & Co., Inc.(579780107)..................   3,330     272,794
#   McCormick & Co., Inc.(579780206)..................  50,635   4,152,576
    Mead Johnson Nutrition Co......................... 100,437   8,877,626
*   Medifast, Inc.....................................  48,771   1,505,561
    MGP Ingredients, Inc..............................  23,350     344,880
    Molson Coors Brewing Co. Class A..................   1,020      70,375
    Molson Coors Brewing Co. Class B.................. 129,502   9,212,772
    Mondelez International, Inc. Class A.............. 774,979  34,974,802
*   Monster Beverage Corp.............................  76,701  11,777,439
*   National Beverage Corp............................  58,313   1,386,100
*   Natural Alternatives International, Inc...........   7,028      42,203
#*  Natural Grocers by Vitamin Cottage, Inc...........   6,791     181,591
#   Natural Health Trends Corp........................  10,594     320,998
#   Nature's Sunshine Products, Inc...................     400       5,012
#   Nu Skin Enterprises, Inc. Class A................. 118,540   4,700,111
#*  Nutraceutical International Corp..................  14,920     360,616
*   Ocean Bio-Chem, Inc...............................   3,100       9,951
#   Oil-Dri Corp. of America..........................  10,212     268,167
#*  Omega Protein Corp................................  52,838     751,356
#   Orchids Paper Products Co.........................   7,292     184,050
    PepsiCo, Inc...................................... 423,333  40,788,135
    Philip Morris International, Inc.................. 293,136  25,071,922
#   Pilgrim's Pride Corp.............................. 173,555   3,755,730
    Pinnacle Foods, Inc............................... 191,527   8,609,139
#*  Post Holdings, Inc................................ 150,380   8,081,421
#   Pricesmart, Inc...................................  52,211   5,059,768

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
    Procter & Gamble Co. (The)........................ 827,704 $ 63,484,897
#*  Reliv International, Inc..........................   8,132       10,246
#*  Revlon, Inc. Class A..............................  60,604    2,179,926
#   Reynolds American, Inc............................ 101,922    8,743,888
*   Rite Aid Corp..................................... 664,334    5,919,216
    Rocky Mountain Chocolate Factory, Inc.............  10,758      139,639
#   Sanderson Farms, Inc..............................  87,476    6,299,147
*   Seaboard Corp.....................................   1,240    4,309,000
*   Seneca Foods Corp. Class A........................  13,971      407,813
*   Seneca Foods Corp. Class B........................   1,999       64,708
#   Snyder's-Lance, Inc............................... 113,427    3,688,646
    SpartanNash Co....................................  75,787    2,441,099
    Spectrum Brands Holdings, Inc..................... 123,149   13,047,637
#*  Sprouts Farmers Market, Inc.......................  98,842    2,423,606
*   SUPERVALU, Inc.................................... 500,340    4,613,135
    Sysco Corp........................................ 137,385    4,988,449
#*  Tofutti Brands, Inc...............................   1,645        7,074
#   Tootsie Roll Industries, Inc......................  63,681    2,067,722
#*  TreeHouse Foods, Inc..............................  82,643    6,773,420
    Tyson Foods, Inc. Class A......................... 384,652   17,059,316
#*  United Natural Foods, Inc.........................  92,567    4,214,576
#   United-Guardian, Inc..............................   4,655       90,354
#   Universal Corp....................................  35,612    2,031,665
#*  USANA Health Sciences, Inc........................  22,158    2,761,995
#   Vector Group, Ltd................................. 155,171    3,928,930
    Village Super Market, Inc. Class A................  12,227      350,670
    Wal-Mart Stores, Inc.............................. 773,229   55,657,023
    Walgreens Boots Alliance, Inc..................... 474,006   45,803,200
    WD-40 Co..........................................  26,652    2,388,819
    Weis Markets, Inc.................................  42,089    1,774,893
*   WhiteWave Foods Co. (The) Class A................. 175,863    9,078,048
    Whole Foods Market, Inc........................... 120,144    4,373,242
                                                               ------------
Total Consumer Staples................................          936,575,171
                                                               ------------
Energy -- (7.7%)
#*  Abraxas Petroleum Corp............................  78,548      147,670
    Adams Resources & Energy, Inc.....................   7,057      337,113
#   Alon USA Energy, Inc.............................. 183,079    3,407,100
    Anadarko Petroleum Corp........................... 498,017   37,027,564
#*  Antero Resources Corp.............................  56,900    1,565,319
    Apache Corp....................................... 292,115   13,396,394
#*  Approach Resources, Inc...........................  49,529      192,668
#*  Arch Coal, Inc.................................... 334,373       60,221
#   Atwood Oceanics, Inc.............................. 190,924    3,971,219
    Baker Hughes, Inc................................. 223,782   13,012,923
*   Barnwell Industries, Inc..........................  10,714       25,071
#*  Basic Energy Services, Inc........................ 122,243      738,348
#*  Bill Barrett Corp.................................  91,309      518,635
*   Bonanza Creek Energy, Inc......................... 134,250    1,048,493
#   Bristow Group, Inc................................  59,800    2,693,990
#*  C&J Energy Services, Ltd.......................... 110,752    1,068,757
#   Cabot Oil & Gas Corp.............................. 598,010   15,643,942
#   California Resources Corp......................... 469,571    1,986,285

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
#*  Callon Petroleum Co...............................   201,473 $  1,317,633
*   Cameron International Corp........................   207,875   10,489,372
#   CARBO Ceramics, Inc...............................    30,729    1,009,448
#*  Carrizo Oil & Gas, Inc............................   132,294    5,044,370
#*  Cheniere Energy, Inc..............................   109,205    7,531,869
#   Chesapeake Energy Corp............................   707,022    6,122,811
    Chevron Corp...................................... 1,126,532   99,675,551
    Cimarex Energy Co.................................   128,585   13,388,270
#*  Clayton Williams Energy, Inc......................    29,969    1,207,151
#*  Clean Energy Fuels Corp...........................   131,913      759,819
#*  Cloud Peak Energy, Inc............................   125,690      399,694
#*  Cobalt International Energy, Inc..................   327,292    2,523,421
    Columbia Pipeline Group, Inc......................   121,201    3,536,645
#   Comstock Resources, Inc...........................    79,403      100,048
*   Concho Resources, Inc.............................   106,672   11,366,968
    ConocoPhillips....................................   950,468   47,846,559
#   CONSOL Energy, Inc................................   135,371    2,236,329
*   Contango Oil & Gas Co.............................    32,204      295,633
#*  Continental Resources, Inc........................   199,438    6,663,224
#   Core Laboratories NV..............................    44,495    4,877,987
#   CVR Energy, Inc...................................    74,736    2,857,157
*   Dawson Geophysical Co.............................    34,111      140,878
    Delek US Holdings, Inc............................   154,849    5,523,464
#   Denbury Resources, Inc............................   499,103    1,966,466
    Devon Energy Corp.................................   210,614   10,408,544
    DHT Holdings, Inc.................................   106,929      850,086
#   Diamond Offshore Drilling, Inc....................   190,232    4,175,592
*   Diamondback Energy, Inc...........................   153,213   10,311,235
#*  Dril-Quip, Inc....................................    78,679    4,595,640
#*  Emerald Oil, Inc..................................     4,784        8,085
    Energen Corp......................................    75,095    4,145,244
#   Energy XXI, Ltd...................................   165,536      292,999
*   ENGlobal Corp.....................................    27,850       33,977
#   EnLink Midstream LLC..............................   107,439    2,895,481
    EOG Resources, Inc................................   548,973   42,375,226
#*  EP Energy Corp. Class A...........................    75,026      627,968
    EQT Corp..........................................    56,923    4,374,533
*   Era Group, Inc....................................    46,904      794,085
    Evolution Petroleum Corp..........................    23,938      124,956
    Exterran Holdings, Inc............................   108,389    2,686,963
    Exxon Mobil Corp.................................. 3,214,938  254,655,239
*   FieldPoint Petroleum Corp.........................     9,928       10,424
*   FMC Technologies, Inc.............................   307,578   10,076,255
#*  Forum Energy Technologies, Inc....................    29,701      453,831
#   GasLog, Ltd.......................................    71,226    1,105,428
#*  Gastar Exploration, Inc...........................   174,422      296,517
#*  Geospace Technologies Corp........................    18,034      314,513
#   Green Plains, Inc.................................    69,330    1,556,458
    Gulf Island Fabrication, Inc......................    22,399      255,573
#   Gulfmark Offshore, Inc. Class A...................    47,667      449,023
*   Gulfport Energy Corp..............................   215,605    7,063,220
#*  Halcon Resources Corp.............................   130,632      143,695
    Halliburton Co....................................   732,748   30,621,539

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
#*  Harvest Natural Resources, Inc....................  65,844 $    71,112
*   Helix Energy Solutions Group, Inc................. 240,621   2,013,998
#   Helmerich & Payne, Inc............................ 175,216  10,116,972
#*  Hercules Offshore, Inc............................ 251,482      22,633
    Hess Corp......................................... 283,559  16,732,817
*   HKN, Inc..........................................     278      12,510
    HollyFrontier Corp................................ 234,119  11,298,583
#*  Hornbeck Offshore Services, Inc...................  67,568   1,229,738
#*  ION Geophysical Corp.............................. 274,554     216,870
#*  Jones Energy, Inc. Class A........................   1,842      12,968
#*  Key Energy Services, Inc.......................... 362,918     330,292
    Kinder Morgan, Inc................................ 976,058  33,810,649
#*  Kosmos Energy, Ltd................................ 360,673   2,596,846
#*  Laredo Petroleum Holdings, Inc.................... 196,940   1,687,776
#   LinnCo LLC........................................ 160,189     624,737
    Marathon Oil Corp................................. 742,802  15,606,270
    Marathon Petroleum Corp........................... 574,781  31,423,277
#*  Matador Resources Co.............................. 182,645   4,023,669
*   Matrix Service Co.................................  59,160   1,146,521
#*  McDermott International, Inc...................... 345,195   1,518,858
*   Mexco Energy Corp.................................   2,059       4,859
*   Mitcham Industries, Inc...........................  18,174      75,059
#   Murphy Oil Corp................................... 169,636   5,562,364
    Nabors Industries, Ltd............................ 689,639   8,006,709
#   National Oilwell Varco, Inc....................... 229,138   9,653,584
*   Natural Gas Services Group, Inc...................  20,032     403,044
*   Newfield Exploration Co........................... 374,400  12,276,576
*   Newpark Resources, Inc............................ 173,715   1,255,959
#   Noble Corp. P.L.C................................. 445,088   5,318,802
    Noble Energy, Inc................................. 541,284  19,069,442
#*  Nordic American Offshore, Ltd.....................      78         556
#   Nordic American Tankers, Ltd......................   9,013     135,375
#*  Northern Oil and Gas, Inc......................... 123,983     590,159
#*  Nuverra Environmental Solutions, Inc..............  40,056     112,958
#*  Oasis Petroleum, Inc.............................. 203,614   1,960,803
    Occidental Petroleum Corp......................... 378,002  26,535,740
#   Oceaneering International, Inc.................... 133,251   5,332,705
*   Oil States International, Inc..................... 129,130   3,888,104
#   ONEOK, Inc........................................ 165,330   6,247,821
*   Overseas Shipholding Group, Inc...................  43,852     157,867
#   Panhandle Oil and Gas, Inc. Class A...............  39,506     703,997
*   Par Petroleum Corp................................   5,164      93,004
#   Paragon Offshore P.L.C............................  89,260      66,499
*   Parker Drilling Co................................ 252,886     642,330
#   Patterson-UTI Energy, Inc......................... 351,504   5,794,543
#   PBF Energy, Inc. Class A.......................... 191,109   6,033,311
#*  PDC Energy, Inc................................... 121,118   5,686,490
#   Peabody Energy Corp............................... 405,544     486,653
#*  Penn Virginia Corp................................ 144,630     193,804
#*  PetroQuest Energy, Inc............................ 255,064     354,539
*   PHI, Inc.(69336T106)..............................   2,686      79,882
*   PHI, Inc.(69336T205)..............................  20,171     559,342
    Phillips 66....................................... 356,413  28,334,833

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Energy -- (Continued)
*   Pioneer Energy Services Corp......................   103,030 $   377,090
    Pioneer Natural Resources Co......................    96,217  12,197,429
    QEP Resources, Inc................................   351,335   4,876,530
#   Range Resources Corp..............................   183,607   7,223,099
#*  Renewable Energy Group, Inc.......................    71,576     730,075
#*  REX American Resources Corp.......................    14,981     773,619
#*  Rex Energy Corp...................................   120,928     270,879
#*  Rice Energy, Inc..................................    78,515   1,417,196
#*  RigNet, Inc.......................................    15,180     393,617
#   Rowan Cos. P.L.C. Class A.........................   291,292   5,018,961
#*  Royale Energy, Inc................................     3,300       2,673
#   RPC, Inc..........................................   375,168   4,614,566
#*  RSP Permian, Inc..................................    10,081     250,009
#*  SandRidge Energy, Inc.............................   875,103     452,428
    Schlumberger, Ltd.................................   442,318  36,632,777
#   Scorpio Tankers, Inc..............................   472,660   5,076,368
#*  SEACOR Holdings, Inc..............................    46,289   2,924,076
    SemGroup Corp. Class A............................    93,855   6,672,152
#*  Seventy Seven Energy, Inc.........................    59,974     187,119
#   Ship Finance International, Ltd...................   143,470   2,400,253
#   SM Energy Co......................................   197,002   7,302,864
#*  Southwestern Energy Co............................   467,197   8,689,864
#   Spectra Energy Corp...............................   130,771   3,957,130
*   Steel Excel, Inc..................................    15,552     325,659
#*  Stone Energy Corp.................................   114,356     662,121
    Superior Energy Services, Inc.....................   418,778   7,119,226
#*  Swift Energy Co...................................    62,421      45,642
#*  Synergy Resources Corp............................   212,072   2,063,461
#   Targa Resources Corp..............................    96,536   8,538,609
#   Teekay Corp.......................................   155,434   5,566,092
    Teekay Tankers, Ltd. Class A......................    27,605     197,928
    Tesco Corp........................................    84,794     814,022
    Tesoro Corp.......................................   217,506  21,172,034
*   TETRA Technologies, Inc...........................   180,545     859,394
#   Tidewater, Inc....................................   100,569   1,964,113
#   Transocean, Ltd...................................   577,851   7,662,304
#*  Triangle Petroleum Corp...........................   177,056     656,878
#*  Ultra Petroleum Corp..............................    96,263     748,926
#*  Unit Corp.........................................    91,889   1,812,970
#*  Uranium Energy Corp...............................    13,761      18,440
#   US Silica Holdings, Inc...........................    63,802   1,436,821
#*  Vaalco Energy, Inc................................   147,005     194,047
    Valero Energy Corp................................   483,794  31,736,886
#   W&T Offshore, Inc.................................   145,569     548,795
#*  Warren Resources, Inc.............................   146,731      52,090
#*  Weatherford International P.L.C................... 1,242,164  13,266,312
    Western Refining, Inc.............................   339,181  14,978,233
#*  Westmoreland Coal Co..............................    27,120     422,801
#*  Whiting Petroleum Corp............................   217,957   4,465,939
*   Willbros Group, Inc...............................    97,252      78,774
    Williams Cos., Inc. (The).........................   198,070  10,394,714
#   World Fuel Services Corp..........................   154,326   6,273,352

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Energy -- (Continued)
#*  WPX Energy, Inc................................... 441,496 $    3,841,015
                                                               --------------
Total Energy..........................................          1,279,897,989
                                                               --------------
Financials -- (15.6%)
*   1st Constitution Bancorp..........................   5,456         63,071
    1st Source Corp...................................  47,580      1,617,244
#   Access National Corp..............................  12,232        237,423
    ACE, Ltd.......................................... 162,767     17,704,167
*   Affiliated Managers Group, Inc....................  59,575     12,385,642
    Aflac, Inc........................................ 311,940     19,979,757
    Alexander & Baldwin, Inc.......................... 147,767      5,578,204
*   Alleghany Corp....................................  16,216      7,883,084
    Alliance Bancorp, Inc. of Pennsylvania............   4,908        115,976
    Allied World Assurance Co. Holdings AG............ 188,505      7,966,221
    Allstate Corp. (The).............................. 247,324     17,052,990
*   Ally Financial, Inc............................... 375,947      8,560,313
*   Altisource Asset Management Corp..................   1,977        262,091
*   Altisource Portfolio Solutions SA.................  27,076        884,302
*   Ambac Financial Group, Inc........................  50,957        817,350
    Ameriana Bancorp..................................     898         20,016
    American Equity Investment Life Holding Co........ 234,699      6,933,008
    American Express Co............................... 351,802     26,758,060
    American Financial Group, Inc..................... 167,502     11,549,263
*   American Independence Corp........................   1,038         10,650
    American International Group, Inc................. 609,355     39,071,843
#   American National Bankshares, Inc.................   8,616        204,027
    American National Insurance Co....................  36,228      3,874,585
*   American River Bankshares.........................   7,316         73,672
    Ameriprise Financial, Inc......................... 120,472     15,139,716
    Ameris Bancorp....................................  78,173      2,111,453
    AMERISAFE, Inc....................................  46,573      2,330,979
    AmeriServ Financial, Inc..........................  18,864         63,383
#   Amtrust Financial Services, Inc................... 205,066     14,254,138
    Aon P.L.C.........................................  92,854      9,356,898
#*  Arch Capital Group, Ltd........................... 129,863      9,267,024
    Argo Group International Holdings, Ltd............  54,121      3,051,342
    Arrow Financial Corp..............................  21,957        604,696
    Arthur J Gallagher & Co........................... 138,483      6,568,249
#   Artisan Partners Asset Management, Inc. Class A...  37,518      1,791,484
    Aspen Insurance Holdings, Ltd..................... 177,150      8,519,143
#   Associated Banc-Corp.............................. 404,702      7,976,676
    Assurant, Inc..................................... 146,641     10,939,419
    Assured Guaranty, Ltd............................. 392,929      9,611,043
*   Asta Funding, Inc.................................  19,482        162,675
    Astoria Financial Corp............................ 301,684      4,561,462
    Atlantic American Corp............................  11,687         43,242
#*  Atlantic Coast Financial Corp.....................   1,723          7,788
#*  Atlanticus Holdings Corp..........................  36,049        141,312
    Auburn National Bancorporation, Inc...............   1,955         52,433
#*  AV Homes, Inc.....................................  16,627        245,581
    Axis Capital Holdings, Ltd........................ 169,796      9,773,458
    Baldwin & Lyons, Inc. Class A.....................   2,126         50,429
    Baldwin & Lyons, Inc. Class B.....................  16,699        389,421

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Banc of California, Inc...........................    16,862 $   204,536
    Bancfirst Corp....................................    28,084   1,786,423
#   Bancorp of New Jersey, Inc........................       200       2,280
*   Bancorp, Inc. (The)...............................    77,804     649,663
#   BancorpSouth, Inc.................................   281,355   7,109,841
    Bank Mutual Corp..................................    85,571     622,101
    Bank of America Corp.............................. 4,303,562  76,947,689
    Bank of Commerce Holdings.........................     8,161      47,252
#   Bank of Hawaii Corp...............................    96,427   6,505,930
    Bank of New York Mellon Corp. (The)...............   398,582  17,298,459
#   Bank of the Ozarks, Inc...........................   169,043   7,458,177
    BankFinancial Corp................................    28,830     348,555
    BankUnited, Inc...................................   186,677   6,817,444
    Banner Corp.......................................    51,566   2,457,636
    Bar Harbor Bankshares.............................     7,620     261,366
    BB&T Corp.........................................   307,601  12,387,092
    BBCN Bancorp, Inc.................................   241,617   3,708,821
#*  BBX Capital Corp. Class A.........................       816      13,032
    BCB Bancorp, Inc..................................     9,933     114,825
*   Bear State Financial, Inc.........................     6,577      60,180
*   Beneficial Bancorp, Inc...........................   158,386   2,036,844
    Berkshire Bancorp, Inc............................     3,850      30,319
*   Berkshire Hathaway, Inc. Class B..................   347,101  49,545,197
    Berkshire Hills Bancorp, Inc......................    70,920   2,063,772
    BGC Partners, Inc. Class A........................   498,947   4,914,628
    BlackRock, Inc....................................    59,433  19,988,507
    BNC Bancorp.......................................     3,053      68,754
#*  BofI Holding, Inc.................................    36,616   4,498,276
#   BOK Financial Corp................................   100,294   6,665,539
    Boston Private Financial Holdings, Inc............   247,112   3,108,669
#   Bridge Bancorp, Inc...............................     6,184     159,918
    Brookline Bancorp, Inc............................   196,251   2,211,749
    Brown & Brown, Inc................................   285,999   9,566,667
    Bryn Mawr Bank Corp...............................    30,319     874,400
    C&F Financial Corp................................     2,201      83,638
    Calamos Asset Management, Inc. Class A............    35,476     426,067
    California First National Bancorp.................     8,102     109,539
#   Camden National Corp..............................    15,220     612,757
    Cape Bancorp, Inc.................................     8,131      86,270
*   Capital Bank Financial Corp. Class A..............    12,850     385,115
#   Capital City Bank Group, Inc......................    23,859     368,383
    Capital One Financial Corp........................   316,576  25,737,629
*   Capital Properties, Inc. Class A..................     1,400      17,815
    Capitol Federal Financial, Inc....................   401,979   4,831,788
    Cardinal Financial Corp...........................    83,576   1,952,335
*   Carolina Bank Holdings, Inc.......................     1,200      14,820
#*  Cascade Bancorp...................................    37,490     193,448
#   Cash America International, Inc...................    85,334   2,366,312
    Cathay General Bancorp............................   243,058   7,804,592
    CBOE Holdings, Inc................................    86,709   5,374,224
*   CBRE Group, Inc. Class A..........................   147,497   5,600,461
    Centerstate Banks, Inc............................    53,837     750,488
    Central Pacific Financial Corp....................    48,321   1,125,396

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Century Bancorp, Inc. Class A.....................     3,952 $   164,601
    Charles Schwab Corp. (The)........................   313,940  10,950,227
#   Charter Financial Corp............................     4,056      49,240
    Chemical Financial Corp...........................    63,684   2,098,388
    Chicopee Bancorp, Inc.............................     7,105     117,588
    Chubb Corp. (The).................................   123,034  15,296,817
#   Cincinnati Financial Corp.........................   149,459   8,251,631
    CIT Group, Inc....................................   184,507   8,679,209
    Citigroup, Inc.................................... 1,297,954  75,878,391
    Citizens Community Bancorp, Inc...................     5,940      54,113
#   Citizens Holding Co...............................     2,412      48,409
#*  Citizens, Inc.....................................    80,221     543,096
#   City Holding Co...................................    30,089   1,450,892
    City National Corp................................    93,950   8,447,044
    CKX Lands, Inc....................................     2,161      28,785
#   Clifton Bancorp, Inc..............................    48,911     665,190
    CME Group, Inc....................................   144,165  13,845,607
    CNA Financial Corp................................   159,269   6,310,238
    CNB Financial Corp................................    13,395     232,805
#   CNO Financial Group, Inc..........................   360,876   6,438,028
#   CoBiz Financial, Inc..............................    74,633     954,556
    Codorus Valley Bancorp, Inc.......................     3,285      67,901
#   Cohen & Steers, Inc...............................    23,214     717,545
*   Colony Bankcorp, Inc..............................     3,512      31,397
    Columbia Banking System, Inc......................   149,118   4,889,579
    Comerica, Inc.....................................   168,245   7,979,860
#   Commerce Bancshares, Inc..........................   201,986   9,511,521
    Commercial National Financial Corp................     2,306      54,652
#   Community Bank System, Inc........................    99,310   3,796,621
*   Community Bankers Trust Corp......................     4,068      20,381
    Community Trust Bancorp, Inc......................    35,879   1,256,124
    Community West Bancshares.........................     3,113      20,857
*   CommunityOne Bancorp..............................       122       1,338
    ConnectOne Bancorp, Inc...........................    28,761     614,335
#   Consolidated-Tomoka Land Co.......................    11,563     669,845
*   Consumer Portfolio Services, Inc..................    27,948     168,806
#*  Cowen Group, Inc. Class A.........................   192,855   1,089,631
    Crawford & Co. Class A............................    36,655     237,891
#   Crawford & Co. Class B............................    39,704     274,752
#*  Credit Acceptance Corp............................    31,729   7,621,623
#   Cullen/Frost Bankers, Inc.........................   104,895   7,599,643
*   Customers Bancorp, Inc............................    22,381     562,882
#   CVB Financial Corp................................   216,965   3,842,450
    Diamond Hill Investment Group, Inc................     3,246     624,823
    Dime Community Bancshares, Inc....................   101,268   1,721,556
    Discover Financial Services.......................   367,211  20,494,046
    Donegal Group, Inc. Class A.......................    43,159     641,774
#   Donegal Group, Inc. Class B.......................     5,678     113,021
*   E*TRADE Financial Corp............................   369,008  10,487,207
    Eagle Bancorp Montana, Inc........................       751       8,314
*   Eagle Bancorp, Inc................................    18,557     823,931
    East West Bancorp, Inc............................   252,060  11,282,206
    Eastern Virginia Bankshares, Inc..................     3,292      20,740

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   Eaton Vance Corp.................................. 121,011 $ 4,641,982
#*  eHealth, Inc......................................  24,072     391,651
    EMC Insurance Group, Inc..........................  35,245     850,109
    Employers Holdings, Inc...........................  82,950   1,990,800
#*  Encore Capital Group, Inc.........................  75,149   3,232,158
    Endurance Specialty Holdings, Ltd................. 136,582   9,491,083
*   Enova International, Inc..........................  71,579   1,294,148
*   Enstar Group, Ltd.................................  27,181   4,348,688
#   Enterprise Bancorp, Inc...........................   8,838     194,171
    Enterprise Financial Services Corp................  32,580     786,155
    Erie Indemnity Co. Class A........................  56,259   4,855,714
    ESSA Bancorp, Inc.................................  19,001     244,163
    Evans Bancorp, Inc................................   2,684      65,087
    EverBank Financial Corp...........................  46,877     934,727
    Evercore Partners, Inc. Class A...................  95,730   5,628,924
#   Everest Re Group, Ltd.............................  61,589  11,278,178
#*  Ezcorp, Inc. Class A.............................. 113,170     802,375
*   Farmers Capital Bank Corp.........................   7,346     187,911
    FBL Financial Group, Inc. Class A.................  44,583   2,541,677
    Federal Agricultural Mortgage Corp. Class A.......   1,506      40,662
    Federal Agricultural Mortgage Corp. Class C.......  20,412     546,021
#   Federated Investors, Inc. Class B................. 135,796   4,577,683
    Federated National Holding Co.....................  43,562   1,027,628
    Fidelity Southern Corp............................  15,029     292,164
    Fifth Third Bancorp............................... 797,419  16,801,618
#   Financial Engines, Inc............................  16,663     764,165
    Financial Institutions, Inc.......................  26,103     640,568
*   First Acceptance Corp.............................  34,466     103,053
#   First American Financial Corp..................... 245,826   9,975,619
*   First BanCorp(318672706).......................... 122,436     527,699
    First BanCorp(318910106)..........................  30,831     526,285
    First Bancorp of Indiana, Inc.....................     700      11,760
#   First Bancorp, Inc................................  13,744     261,273
*   First Bancshares, Inc.............................     569       4,410
    First Bancshares, Inc. (The)......................     588      10,161
    First Busey Corp.................................. 154,003     980,999
    First Business Financial Services, Inc............   2,263      99,006
*   First Cash Financial Services, Inc................  63,698   2,590,598
#   First Citizens BancShares, Inc. Class A...........  16,031   4,109,387
#   First Commonwealth Financial Corp................. 251,170   2,310,764
    First Community Bancshares, Inc...................  34,374     611,513
    First Defiance Financial Corp.....................  17,109     657,841
    First Federal of Northern Michigan Bancorp, Inc...   1,458       8,996
    First Financial Bancorp........................... 133,819   2,543,899
#   First Financial Bankshares, Inc................... 100,332   3,409,281
    First Financial Corp..............................  24,472     811,981
    First Financial Northwest, Inc....................  22,460     279,178
#   First Horizon National Corp....................... 493,538   7,822,577
    First Interstate Bancsystem, Inc..................  52,819   1,464,671
*   First Marblehead Corp. (The)......................  11,556      43,566
    First Merchants Corp..............................  69,581   1,811,193
    First Midwest Bancorp, Inc........................ 196,459   3,687,535

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
*           First NBC Bank Holding Co....................  12,982 $   495,912
            First Niagara Financial Group, Inc........... 711,901   6,912,559
            First of Long Island Corp. (The).............     601      16,371
(degrees)*  First Place Financial Corp...................  23,310           1
            First Republic Bank.......................... 116,891   7,456,477
            First South Bancorp, Inc.....................  10,177      81,111
*           First United Corp............................   5,415      45,594
            First West Virginia Bancorp, Inc.............   1,252      25,416
#           FirstMerit Corp.............................. 301,452   5,649,210
*           Flagstar Bancorp, Inc........................  67,843   1,377,213
            Flushing Financial Corp......................  63,273   1,313,547
#           FNB Corp..................................... 459,732   6,339,704
            FNF Group.................................... 339,723  13,279,772
*           FNFV Group................................... 113,229   1,648,614
*           Forest City Enterprises, Inc. Class A........ 306,812   7,164,060
*           Forest City Enterprises, Inc. Class B........  13,338     310,642
#*          Forestar Group, Inc..........................  81,288   1,040,486
            Fox Chase Bancorp, Inc.......................  28,686     489,670
            Franklin Resources, Inc...................... 266,930  12,158,661
#*          FRP Holdings, Inc............................  11,665     344,234
            Fulton Financial Corp........................ 538,528   6,979,323
#           FXCM, Inc. Class A...........................  71,260      78,386
#           Gain Capital Holdings, Inc...................  78,292     546,478
*           GAINSCO, Inc.................................   1,100      15,400
            GAMCO Investors, Inc. Class A................   9,012     618,764
#*          Genworth Financial, Inc. Class A............. 860,810   6,034,278
#           German American Bancorp, Inc.................  23,984     698,174
            Glacier Bancorp, Inc......................... 154,165   4,332,036
*           Global Indemnity P.L.C.......................  31,429     869,012
            Goldman Sachs Group, Inc. (The).............. 189,924  38,947,715
            Gouverneur Bancorp, Inc......................     600       8,220
            Great Southern Bancorp, Inc..................  26,234   1,088,711
*           Green Dot Corp. Class A......................  82,105   1,701,216
#           Greenhill & Co., Inc.........................  62,998   2,477,711
*           Greenlight Capital Re, Ltd. Class A..........  68,528   1,906,449
#           Griffin Industrial Realty, Inc...............   6,027     189,007
            Guaranty Bancorp.............................  11,502     184,377
            Guaranty Federal Bancshares, Inc.............   1,840      27,195
*           Hallmark Financial Services, Inc.............  30,654     327,385
#*          Hampton Roads Bankshares, Inc................     912       1,915
            Hancock Holding Co........................... 177,481   5,185,995
            Hanmi Financial Corp.........................  87,878   2,224,192
#           Hanover Insurance Group, Inc. (The).......... 102,986   8,326,418
            Harleysville Savings Financial Corp..........   3,569      65,670
            Hartford Financial Services Group, Inc. (The) 463,580  22,043,229
            Hawthorn Bancshares, Inc.....................   2,903      40,439
            HCC Insurance Holdings, Inc.................. 195,130  15,056,231
#           HCI Group, Inc...............................  40,374   1,811,985
            Heartland Financial USA, Inc.................  31,329   1,180,477
            Heritage Commerce Corp.......................  39,113     433,763
            Heritage Financial Corp......................  46,098     815,935
            Heritage Oaks Bancorp........................     974       7,753
            HF Financial Corp............................   5,606      87,005

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
    HFF, Inc. Class A.................................    88,521 $  4,057,803
*   Hilltop Holdings, Inc.............................   197,338    4,153,965
    Hingham Institution for Savings...................     1,548      187,323
*   HMN Financial, Inc................................     2,615       30,596
    Home Bancorp, Inc.................................     8,770      212,497
#   Home BancShares, Inc..............................   121,883    4,853,381
*   HomeStreet, Inc...................................    29,069      657,250
*   HomeTrust Bancshares, Inc.........................     1,819       31,178
    HopFed Bancorp, Inc...............................     3,213       37,367
    Horace Mann Educators Corp........................    77,478    2,730,325
#   Horizon Bancorp...................................     6,988      169,529
#*  Howard Hughes Corp. (The).........................    69,206    9,409,248
    Hudson City Bancorp, Inc..........................   798,053    8,227,926
    Huntington Bancshares, Inc........................   892,285   10,412,966
#   Iberiabank Corp...................................   104,216    6,727,143
    IF Bancorp, Inc...................................       700       11,578
#*  Imperial Holdings, Inc............................     2,113       11,938
    Independence Holding Co...........................    18,425      240,999
#   Independent Bank Corp.(453836108).................    50,193    2,427,333
    Independent Bank Corp.(453838609).................     8,213      117,117
#   Independent Bank Group, Inc.......................       917       40,788
    Infinity Property & Casualty Corp.................    19,978    1,548,495
    Interactive Brokers Group, Inc. Class A...........   156,821    6,296,363
    Intercontinental Exchange, Inc....................    47,444   10,819,130
#*  InterGroup Corp. (The)............................       677       15,842
    International Bancshares Corp.....................   154,737    4,167,067
*   INTL. FCStone, Inc................................    44,685    1,303,015
    Invesco, Ltd......................................   357,883   13,814,284
    Investment Technology Group, Inc..................   103,611    2,108,484
#   Investors Bancorp, Inc............................   694,902    8,463,906
#   Investors Title Co................................     2,281      162,453
*   Jacksonville Bancorp, Inc.........................        22          297
#   Janus Capital Group, Inc..........................   364,927    5,977,504
    JMP Group LLC.....................................    10,188       74,576
    Jones Lang LaSalle, Inc...........................    72,712   12,945,644
    JPMorgan Chase & Co............................... 1,597,527  109,478,525
    Kansas City Life Insurance Co.....................       800       37,672
*   KCG Holdings, Inc. Class A........................    55,423      588,592
*   Kearny Financial Corp.............................   132,543    1,477,854
#   Kemper Corp.......................................   152,966    5,922,844
    Kennedy-Wilson Holdings, Inc......................   135,208    3,423,467
#   Kentucky First Federal Bancorp....................     3,283       27,577
    KeyCorp...........................................   810,936   12,034,290
#*  Ladenburg Thalmann Financial Services, Inc........    16,106       48,962
    Lake Shore Bancorp, Inc...........................       449        5,983
#   Lake Sunapee Bank Group...........................     5,906       87,999
    Lakeland Bancorp, Inc.............................    53,747      607,341
    Lakeland Financial Corp...........................    32,907    1,399,864
    Landmark Bancorp, Inc.............................     3,143       84,484
    LegacyTexas Financial Group, Inc..................    92,216    2,802,444
    Legg Mason, Inc...................................   215,280   10,621,915
#*  LendingTree, Inc..................................    18,558    1,538,829
    Leucadia National Corp............................   346,488    8,149,398

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Lincoln National Corp............................. 239,090 $13,465,549
    LNB Bancorp, Inc..................................  13,999     260,381
    Loews Corp........................................ 281,527  10,728,994
    Louisiana Bancorp, Inc............................   3,600      86,652
#   LPL Financial Holdings, Inc....................... 242,192  11,419,353
#   M&T Bank Corp..................................... 112,759  14,788,343
#   Macatawa Bank Corp................................  39,247     212,326
    Mackinac Financial Corp...........................   1,016      10,810
*   Magyar Bancorp, Inc...............................   2,122      22,122
#   Maiden Holdings, Ltd.............................. 196,027   3,242,287
    MainSource Financial Group, Inc...................  31,441     688,243
*   Malvern Bancorp, Inc..............................   2,294      34,708
    Manning & Napier, Inc.............................   7,218      72,180
*   Marcus & Millichap, Inc...........................  35,129   1,800,010
*   Markel Corp.......................................  14,395  12,807,951
    MarketAxess Holdings, Inc.........................  55,975   5,474,355
    Marlin Business Services Corp.....................  22,489     357,350
    Marsh & McLennan Cos., Inc........................ 136,386   7,902,205
*   Maui Land & Pineapple Co., Inc....................   7,073      36,567
    MB Financial, Inc................................. 181,816   6,199,925
#*  MBIA, Inc......................................... 469,686   2,794,632
*   MBT Financial Corp................................  13,759      80,353
    McGraw Hill Financial, Inc........................  59,810   6,085,667
    Mercantile Bank Corp..............................  17,891     368,555
    Merchants Bancshares, Inc.........................   9,216     291,226
#   Mercury General Corp.............................. 103,272   5,829,704
*   Meridian Bancorp, Inc.............................  82,622   1,077,391
    Meta Financial Group, Inc.........................   5,075     256,592
    MetLife, Inc...................................... 390,841  21,785,477
    Metro Bancorp, Inc................................  23,325     570,763
#*  MGIC Investment Corp.............................. 277,958   3,076,995
    Mid Penn Bancorp, Inc.............................   1,624      26,601
    MidSouth Bancorp, Inc.............................  12,123     169,116
    MidWestOne Financial Group, Inc...................   7,672     248,496
#   Moelis & Co. Class A..............................   2,544      76,116
    Montpelier Re Holdings, Ltd....................... 100,596   4,290,419
    Moody's Corp......................................  49,376   5,452,592
    Morgan Stanley.................................... 616,044  23,927,149
#*  MSB Financial Corp................................   1,550      18,135
    MSCI, Inc......................................... 190,020  12,951,763
    MutualFirst Financial, Inc........................   6,697     158,183
    NASDAQ OMX Group, Inc. (The)...................... 176,407   9,002,049
    National Bank Holdings Corp. Class A..............  36,494     789,730
    National General Holdings Corp....................   1,380      31,588
#   National Interstate Corp..........................  27,018     682,475
    National Penn Bancshares, Inc..................... 412,923   4,426,535
    National Security Group, Inc. (The)...............     977      13,825
    National Western Life Insurance Co. Class A.......   3,917     943,958
#*  Nationstar Mortgage Holdings, Inc.................  21,130     391,962
*   Naugatuck Valley Financial Corp...................   2,250      24,075
    Navient Corp...................................... 534,371   8,389,625
*   Navigators Group, Inc. (The)......................  34,448   2,693,145
#   NBT Bancorp, Inc..................................  78,418   2,119,639

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Nelnet, Inc. Class A..............................  75,082 $ 2,957,480
#   New York Community Bancorp, Inc................... 433,346   8,246,574
    NewBridge Bancorp.................................  78,276     689,612
#*  NewStar Financial, Inc............................  72,656     840,630
*   Nicholas Financial, Inc...........................   8,516     111,474
*   NMI Holdings, Inc. Class A........................   2,554      20,432
    Northeast Bancorp.................................     301       3,106
    Northeast Community Bancorp, Inc..................  10,493      79,222
    Northern Trust Corp............................... 192,485  14,723,178
#   Northfield Bancorp, Inc........................... 124,807   1,879,593
    Northrim BanCorp, Inc.............................   8,061     203,863
    NorthStar Asset Management Group, Inc............. 119,212   2,183,964
    Northway Financial, Inc...........................   2,363      50,048
#   Northwest Bancshares, Inc......................... 289,091   3,668,565
#   Norwood Financial Corp............................   2,272      69,637
#   Ocean Shore Holding Co............................   9,412     141,086
    OceanFirst Financial Corp.........................  30,564     535,787
#*  Ocwen Financial Corp.............................. 183,013   1,542,800
    OFG Bancorp....................................... 131,305   1,058,318
    Ohio Valley Banc Corp.............................   3,467      78,944
    Old Line Bancshares, Inc..........................   5,359      84,779
    Old National Bancorp.............................. 342,557   4,929,395
    Old Point Financial Corp..........................     700      10,906
    Old Republic International Corp................... 485,807   8,127,551
*   Old Second Bancorp, Inc...........................  13,666      88,966
    OneBeacon Insurance Group, Ltd. Class A...........  62,963     912,964
#   Oppenheimer Holdings, Inc. Class A................  14,882     337,821
    Opus Bank.........................................   1,283      50,229
    Oritani Financial Corp............................ 115,656   1,816,956
    Pacific Continental Corp..........................  28,972     384,748
*   Pacific Mercantile Bancorp........................  10,106      74,683
*   Pacific Premier Bancorp, Inc......................  30,677     583,170
#   PacWest Bancorp................................... 205,608   9,517,594
    Park National Corp................................  21,931   1,921,156
    Park Sterling Corp................................  27,958     202,416
    PartnerRe, Ltd....................................  98,332  13,369,219
#*  Patriot National Bancorp, Inc.....................     130       2,207
#   Peapack Gladstone Financial Corp..................  14,506     322,033
#   Penns Woods Bancorp, Inc..........................   6,223     267,216
*   PennyMac Financial Services, Inc. Class A.........   5,048      92,025
#   People's United Financial, Inc.................... 598,603   9,739,271
    Peoples Bancorp of North Carolina, Inc............   4,359      80,031
#   Peoples Bancorp, Inc..............................  20,482     430,941
#*  PHH Corp..........................................  85,169   2,125,818
#*  Phoenix Cos., Inc. (The)..........................   8,763     120,929
*   PICO Holdings, Inc................................  38,215     471,191
#   Pinnacle Financial Partners, Inc..................  73,177   3,884,967
*   Piper Jaffray Cos.................................  23,362   1,047,786
    PNC Financial Services Group, Inc. (The).......... 224,520  22,043,374
*   Popular, Inc...................................... 204,461   6,260,596
#*  PRA Group, Inc.................................... 132,836   8,441,728
    Preferred Bank....................................   5,006     157,789
    Premier Financial Bancorp, Inc....................   6,752     102,023

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#   Primerica, Inc....................................   123,812 $ 5,600,017
    Principal Financial Group, Inc....................   329,033  18,264,622
    PrivateBancorp, Inc...............................   161,925   6,693,979
    ProAssurance Corp.................................   123,884   5,982,358
    Progressive Corp. (The)...........................   650,690  19,846,045
    Prosperity Bancshares, Inc........................   107,624   5,875,194
    Provident Financial Holdings, Inc.................    13,977     224,890
    Provident Financial Services, Inc.................   143,688   2,819,159
#   Prudential Bancorp, Inc...........................     6,262      92,114
    Prudential Financial, Inc.........................   194,894  17,220,834
    PSB Holdings, Inc.................................     3,341      28,298
    Pulaski Financial Corp............................    14,284     184,692
    Pzena Investment Management, Inc. Class A.........     7,981      83,002
    QC Holdings, Inc..................................    17,425      41,123
    QCR Holdings, Inc.................................     3,047      65,693
#   Radian Group, Inc.................................   195,407   3,607,213
    Raymond James Financial, Inc......................   160,094   9,445,546
#   RCS Capital Corp. Class A.........................    26,246     153,014
*   Realogy Holdings Corp.............................   163,604   7,447,254
#*  Regional Management Corp..........................     5,226     100,966
    Regions Financial Corp............................ 1,268,728  13,182,084
    Reinsurance Group of America, Inc.................   125,455  12,108,917
    RenaissanceRe Holdings, Ltd.......................   105,267  11,295,149
    Renasant Corp.....................................    75,798   2,436,906
    Republic Bancorp, Inc. Class A....................    27,977     703,622
#*  Republic First Bancorp, Inc.......................    20,055      69,791
    Resource America, Inc. Class A....................    36,988     298,863
    Riverview Bancorp, Inc............................    12,542      54,307
#   RLI Corp..........................................    91,487   5,052,827
*   Royal Bancshares of Pennsylvania, Inc. Class A....    13,512      25,808
    S&T Bancorp, Inc..................................    54,103   1,672,865
#*  Safeguard Scientifics, Inc........................    45,290     831,524
    Safety Insurance Group, Inc.......................    52,020   3,016,640
    Salisbury Bancorp, Inc............................     1,248      37,290
#   Sandy Spring Bancorp, Inc.........................    43,573   1,191,286
*   Santander Consumer USA Holdings, Inc..............   278,743   6,740,006
    SB Financial Group, Inc...........................     2,715      30,028
*   Seacoast Banking Corp. of Florida.................    18,896     282,495
*   Security National Financial Corp. Class A.........     5,397      41,935
    SEI Investments Co................................   105,678   5,633,694
*   Select Bancorp, Inc...............................     2,277      17,988
    Selective Insurance Group, Inc....................   109,095   3,361,217
*   Shore Bancshares, Inc.............................     6,595      62,191
    SI Financial Group, Inc...........................    10,889     130,015
*   Siebert Financial Corp............................     8,302      14,030
    Sierra Bancorp....................................    18,333     304,328
*   Signature Bank....................................    76,997  11,209,993
#   Simmons First National Corp. Class A..............    50,372   2,289,407
*   SLM Corp.......................................... 1,145,986  10,462,852
    South State Corp..................................    49,396   3,839,057
*   Southcoast Financial Corp.........................     5,485      51,504
*   Southern First Bancshares, Inc....................     3,032      60,761
    Southern Missouri Bancorp, Inc....................     2,922      55,167

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#   Southern National Bancorp of Virginia, Inc........     1,825 $    21,097
#   Southside Bancshares, Inc.........................    43,644   1,192,354
    Southwest Bancorp, Inc............................    30,163     528,757
    Southwest Georgia Financial Corp..................     1,954      28,538
*   Springleaf Holdings, Inc..........................   120,875   6,105,396
#*  St Joe Co. (The)..................................   106,833   1,736,036
    StanCorp Financial Group, Inc.....................    97,195  11,082,174
    State Auto Financial Corp.........................    55,364   1,339,809
    State Bank Financial Corp.........................    12,060     244,215
    State Street Corp.................................   181,410  13,888,750
    Sterling Bancorp..................................   218,011   3,246,184
    Stewart Information Services Corp.................    67,923   2,792,994
*   Stifel Financial Corp.............................   126,962   6,976,562
    Stock Yards Bancorp, Inc..........................    24,864     916,487
*   Stratus Properties, Inc...........................     6,860     103,586
    Suffolk Bancorp...................................    19,605     565,016
    Summit State Bank.................................     4,397      58,348
#*  Sun Bancorp, Inc..................................    10,180     212,660
    SunTrust Banks, Inc...............................   216,237   9,587,949
    Susquehanna Bancshares, Inc.......................   454,919   6,459,850
    Sussex Bancorp....................................     3,771      45,818
*   SVB Financial Group...............................   107,827  15,430,044
    Symetra Financial Corp............................   254,460   6,371,678
    Synovus Financial Corp............................   260,647   8,215,593
    T Rowe Price Group, Inc...........................    65,011   5,014,298
    Talmer Bancorp, Inc. Class A......................    25,817     420,817
    TCF Financial Corp................................   497,292   8,185,426
    TD Ameritrade Holding Corp........................   441,139  16,203,035
#*  Tejon Ranch Co....................................    36,925     916,478
#   Territorial Bancorp, Inc..........................    16,671     421,943
#   Teton Advisors, Inc. Class A......................        95       4,866
#*  Texas Capital Bancshares, Inc.....................    97,598   5,752,426
#   TFS Financial Corp................................   364,500   6,145,470
    Timberland Bancorp, Inc...........................     5,770      61,681
#   Tompkins Financial Corp...........................    23,569   1,273,904
#   Torchmark Corp....................................   175,940  10,839,663
#   TowneBank.........................................    47,858     844,694
#*  Transcontinental Realty Investors, Inc............       100       1,134
    Travelers Cos., Inc. (The)........................   283,460  30,080,775
    Trico Bancshares..................................    28,702     711,523
#*  Trinity Place Holdings, Inc.......................    10,474      72,480
#   TrustCo Bank Corp. NY.............................   208,437   1,298,563
#   Trustmark Corp....................................   199,073   4,785,715
    U.S. Bancorp...................................... 1,031,884  46,651,476
#   UMB Financial Corp................................    88,857   4,871,141
#   Umpqua Holdings Corp..............................   414,860   7,359,616
*   Unico American Corp...............................       100         932
    Union Bankshares Corp.............................    82,723   2,041,604
#   Union Bankshares, Inc.............................     2,439      63,829
    United Bancshares, Inc............................     2,086      32,855
#   United Bankshares, Inc............................   167,628   6,793,963
    United Community Bancorp..........................     1,156      15,895
    United Community Banks, Inc.......................    85,916   1,793,067
    United Community Financial Corp...................    11,197      57,777

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    United Financial Bancorp, Inc.....................    89,818 $    1,211,645
    United Fire Group, Inc............................    52,132      1,801,682
#   United Insurance Holdings Corp....................    28,688        460,729
*   United Security Bancshares........................     9,126         46,269
#   Unity Bancorp, Inc................................     6,414         62,985
#   Universal Insurance Holdings, Inc.................   150,804      4,135,046
    Univest Corp. of Pennsylvania.....................    42,826        853,522
    Unum Group........................................   232,854      8,345,487
    Validus Holdings, Ltd.............................   182,557      8,461,517
#   Valley National Bancorp...........................   420,703      4,173,374
#   Virtus Investment Partners, Inc...................    14,809      1,789,816
    Voya Financial, Inc...............................   141,329      6,635,397
    VSB Bancorp, Inc..................................       134          1,674
#   Waddell & Reed Financial, Inc. Class A............   123,016      5,524,649
*   Walker & Dunlop, Inc..............................    99,197      2,375,768
    Washington Federal, Inc...........................   285,088      6,636,849
#   Washington Trust Bancorp, Inc.....................    28,532      1,134,718
    Waterstone Financial, Inc.........................    45,424        586,424
    Wayne Savings Bancshares, Inc.....................     1,615         20,737
    Webster Financial Corp............................   226,949      8,773,848
    Wells Fargo & Co.................................. 2,946,809    170,531,837
    WesBanco, Inc.....................................    76,642      2,546,047
#   West Bancorporation, Inc..........................    30,986        605,157
#   Westamerica Bancorporation........................    56,917      2,787,795
*   Western Alliance Bancorp..........................   192,348      6,507,133
    Westfield Financial, Inc..........................    39,650        293,807
    Westwood Holdings Group, Inc......................    10,320        620,026
    White Mountains Insurance Group, Ltd..............       995        702,470
    Willis Group Holdings P.L.C.......................   100,666      4,679,962
    Wilshire Bancorp, Inc.............................   212,972      2,474,735
    Wintrust Financial Corp...........................   144,537      7,793,435
#   WisdomTree Investments, Inc.......................   235,235      5,857,351
#*  World Acceptance Corp.............................    24,217      1,317,889
    WR Berkley Corp...................................   183,322     10,214,702
#   WSFS Financial Corp...............................    19,859        570,152
    WVS Financial Corp................................     2,157         23,900
    XL Group P.L.C....................................   280,092     10,649,098
*   Yadkin Financial Corp.............................    16,114        345,806
    Your Community Bankshares, Inc....................       299          8,761
#   Zions Bancorporation..............................   217,005      6,768,386
                                                                 --------------
Total Financials......................................            2,571,380,750
                                                                 --------------
Health Care -- (10.6%)
#   Abaxis, Inc.......................................    17,651        883,609
    Abbott Laboratories...............................   348,984     17,689,999
    AbbVie, Inc.......................................   305,517     21,389,245
#*  Acadia Healthcare Co., Inc........................    68,765      5,486,072
#*  ACADIA Pharmaceuticals, Inc.......................    34,990      1,707,862
#*  Accretive Health, Inc.............................    10,626         27,734
    Aceto Corp........................................    63,518      1,488,227
#*  Acorda Therapeutics, Inc..........................    59,807      2,054,969
#   Adcare Health Systems, Inc........................     4,107         15,607
*   Addus HomeCare Corp...............................    30,062        815,883

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
    Aetna, Inc........................................ 260,237 $29,398,974
#*  Affymetrix, Inc................................... 147,096   1,612,172
    Agilent Technologies, Inc......................... 253,585  10,384,306
#*  Agios Pharmaceuticals, Inc........................  12,753   1,405,126
#*  Air Methods Corp.................................. 136,534   5,378,074
#*  Akorn, Inc........................................ 121,613   5,607,575
#*  Albany Molecular Research, Inc....................  57,748   1,220,793
*   Alere, Inc........................................ 165,355   8,037,907
*   Alexion Pharmaceuticals, Inc......................  38,892   7,678,836
#*  Align Technology, Inc............................. 110,539   6,930,795
#*  Alkermes P.L.C....................................  37,369   2,616,577
*   Allergan P.L.C.................................... 178,521  59,117,229
*   Alliance HealthCare Services, Inc.................  12,755     190,815
*   Allied Healthcare Products, Inc...................   6,964      11,073
#*  Allscripts Healthcare Solutions, Inc.............. 313,825   4,537,909
*   Almost Family, Inc................................  25,369   1,110,147
#*  Alnylam Pharmaceuticals, Inc......................  40,755   5,193,410
*   Alphatec Holdings, Inc............................  95,998     130,557
*   AMAG Pharmaceuticals, Inc.........................  27,690   1,769,391
*   Amedisys, Inc.....................................  56,578   2,468,498
*   American Shared Hospital Services.................   4,179      10,991
    AmerisourceBergen Corp............................  77,555   8,201,441
    Amgen, Inc........................................ 233,507  41,235,001
*   AMN Healthcare Services, Inc...................... 111,494   3,281,268
*   Amsurg Corp....................................... 119,547   8,576,302
#*  Anacor Pharmaceuticals, Inc.......................  14,404   2,148,933
#   Analogic Corp.....................................  20,723   1,669,238
#*  AngioDynamics, Inc................................  68,573   1,062,882
#*  ANI Pharmaceuticals, Inc..........................   1,410     100,152
#*  Anika Therapeutics, Inc...........................  53,817   2,039,664
    Anthem, Inc....................................... 203,028  31,321,130
*   Anthera Pharmaceuticals, Inc......................  17,924     195,551
*   Arqule, Inc.......................................  26,787      45,806
#*  Arrhythmia Research Technology, Inc...............   1,790      11,402
*   Assembly Biosciences, Inc.........................   4,031      60,465
#*  athenahealth, Inc.................................  19,206   2,688,072
#   Atrion Corp.......................................   4,391   1,773,525
*   Baxalta, Inc...................................... 131,449   4,315,471
    Baxter International, Inc......................... 131,449   5,268,476
    Becton Dickinson and Co...........................  71,744  10,915,850
*   Bio-Rad Laboratories, Inc. Class A................  42,071   6,341,783
*   Bio-Rad Laboratories, Inc. Class B................   2,960     433,640
*   Bio-Reference Laboratories, Inc...................  36,510   1,619,949
    Bio-Techne Corp...................................  38,611   4,223,271
#*  Bioanalytical Systems, Inc........................   2,068       2,854
*   Biogen, Inc.......................................  43,007  13,709,771
*   BioMarin Pharmaceutical, Inc......................  35,450   5,185,271
#*  BioScrip, Inc..................................... 183,767     461,255
*   Biospecifics Technologies Corp....................   6,485     445,649
*   Biota Pharmaceuticals, Inc........................   5,213      12,407
#*  BioTelemetry, Inc.................................  46,037     563,033
*   Bluebird Bio, Inc.................................  12,367   2,050,820
*   Boston Scientific Corp............................ 946,021  16,404,004

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Bovie Medical Corp................................  16,167 $    37,346
    Bristol-Myers Squibb Co........................... 238,259  15,639,321
#*  Brookdale Senior Living, Inc...................... 240,981   7,983,701
#*  Bruker Corp....................................... 172,802   3,637,482
*   Cambrex Corp......................................  85,291   4,200,582
    Cantel Medical Corp...............................  69,309   3,803,678
#*  Capital Senior Living Corp........................  89,926   2,004,451
    Cardinal Health, Inc.............................. 103,083   8,759,993
*   Celgene Corp...................................... 144,936  19,022,850
*   Celsion Corp......................................   1,650       3,762
*   Centene Corp...................................... 143,846  10,087,920
#*  Cepheid...........................................  25,606   1,423,438
*   Cerner Corp.......................................  60,676   4,351,683
*   Charles River Laboratories International, Inc.....  95,231   7,391,830
#   Chemed Corp.......................................  37,549   5,574,525
    Cigna Corp........................................ 203,814  29,361,445
*   Cogentix Medical, Inc.............................   2,010       3,176
*   Community Health Systems, Inc..................... 343,259  20,084,084
#   Computer Programs & Systems, Inc..................  22,595   1,056,768
#   CONMED Corp.......................................  45,747   2,594,770
    Cooper Cos., Inc. (The)...........................  35,148   6,221,196
*   Corvel Corp.......................................  37,299   1,192,076
    CR Bard, Inc......................................  35,065   6,895,532
*   Cross Country Healthcare, Inc.....................  68,004     820,808
#   CryoLife, Inc.....................................  59,677     653,463
#*  Cumberland Pharmaceuticals, Inc...................  29,618     184,520
*   Cutera, Inc.......................................  22,365     339,501
*   Cyberonics, Inc...................................  61,247   3,760,566
#*  Cynosure, Inc. Class A............................  46,585   1,807,498
*   DaVita HealthCare Partners, Inc................... 313,677  24,789,893
    DENTSPLY International, Inc.......................  97,885   5,570,635
#*  Depomed, Inc...................................... 217,205   6,841,957
*   DexCom, Inc.......................................  27,240   2,305,866
    Digirad Corp......................................  23,800     104,006
*   Durect Corp.......................................  40,784      95,842
*   Dyax Corp.........................................  51,544   1,268,498
*   Dynavax Technologies Corp.........................   2,374      69,819
*   Edwards Lifesciences Corp.........................  51,280   7,802,765
    Eli Lilly & Co.................................... 192,916  16,303,331
#*  Emergent Biosolutions, Inc........................  62,518   2,052,466
#*  Endo International P.L.C.......................... 134,227  11,750,232
    Ensign Group, Inc. (The)..........................  49,812   2,546,389
*   Envision Healthcare Holdings, Inc................. 186,914   8,373,747
*   Enzo Biochem, Inc.................................  53,941     161,823
*   Exactech, Inc.....................................  22,536     450,269
#*  ExamWorks Group, Inc..............................  75,914   2,663,063
#*  Express Scripts Holding Co........................ 553,391  49,843,927
*   Five Star Quality Care, Inc.......................  85,866     388,114
#*  Genesis Healthcare, Inc...........................  34,371     210,007
    Gilead Sciences, Inc.............................. 289,862  34,163,135
#*  Globus Medical, Inc. Class A...................... 144,711   4,060,591
*   Greatbatch, Inc...................................  42,040   2,292,441
*   Haemonetics Corp..................................  90,565   3,623,506

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Health Care -- (Continued)
#*  Halozyme Therapeutics, Inc........................    31,300 $    730,542
#*  Halyard Health, Inc...............................    28,475    1,160,072
#*  Hanger, Inc.......................................    63,789    1,380,394
*   Harvard Apparatus Regenerative Technology, Inc....    10,276       11,715
*   Harvard Bioscience, Inc...........................    60,395      295,332
*   HCA Holdings, Inc.................................    62,915    5,851,724
*   Health Net, Inc...................................   155,519   10,398,000
#   HealthSouth Corp..................................    90,513    4,136,444
*   HealthStream, Inc.................................    38,335    1,075,680
#*  Healthways, Inc...................................    69,463      879,402
*   Henry Schein, Inc.................................    84,011   12,431,948
    Hill-Rom Holdings, Inc............................   137,231    7,689,053
#*  HMS Holdings Corp.................................   131,119    1,510,491
*   Hologic, Inc......................................   282,918   11,786,364
*   Horizon Pharma P.L.C..............................    54,300    2,000,955
*   Hospira, Inc......................................   117,874   10,543,829
    Humana, Inc.......................................   169,557   30,874,634
*   ICU Medical, Inc..................................    25,611    2,559,051
#*  Idera Pharmaceuticals, Inc........................    30,405      108,850
#*  IDEXX Laboratories, Inc...........................    57,480    4,180,520
*   Illumina, Inc.....................................    23,007    5,045,435
#*  Impax Laboratories, Inc...........................   115,042    5,574,935
*   IMS Health Holdings, Inc..........................    74,594    2,472,791
#*  Incyte Corp.......................................    86,152    8,983,931
#*  Infinity Pharmaceuticals, Inc.....................    22,453      196,239
#*  Insys Therapeutics, Inc...........................    21,268      955,359
*   Integra LifeSciences Holdings Corp................    52,975    3,397,287
#*  Intercept Pharmaceuticals, Inc....................     8,300    2,189,623
#*  Intrexon Corp.....................................    34,653    2,261,108
*   Intuitive Surgical, Inc...........................     8,819    4,702,026
    Invacare Corp.....................................    92,526    1,577,568
*   IPC Healthcare, Inc...............................    38,101    2,112,700
*   Iridex Corp.......................................    12,103       86,657
#*  Isis Pharmaceuticals, Inc.........................    22,929    1,259,490
#*  Jazz Pharmaceuticals P.L.C........................    24,763    4,760,439
    Johnson & Johnson................................. 1,171,060  117,351,923
*   Juniper Pharmaceuticals, Inc......................       811        8,272
    Kewaunee Scientific Corp..........................     3,000       50,700
    Kindred Healthcare, Inc...........................   252,193    5,202,742
*   Laboratory Corp. of America Holdings..............   121,619   15,480,883
#   Landauer, Inc.....................................     5,650      200,462
#*  Lannett Co., Inc..................................   101,012    6,020,315
    LeMaitre Vascular, Inc............................    23,577      335,736
*   LHC Group, Inc....................................    37,731    1,520,182
*   LifePoint Hospitals, Inc..........................   103,971    8,615,037
#*  Ligand Pharmaceuticals, Inc. Class B..............    38,993    4,221,382
#*  Lipocine, Inc.....................................    16,548      204,533
#*  Luminex Corp......................................    64,085    1,104,185
*   Magellan Health, Inc..............................    79,954    4,844,413
*   Mallinckrodt P.L.C................................    97,158   12,043,706
*   Masimo Corp.......................................   113,035    4,711,299
#*  Mast Therapeutics, Inc............................    25,886       11,390
    McKesson Corp.....................................    55,924   12,335,157

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*           MedAssets, Inc.............................   113,117 $  2,635,626
(degrees)#*  MedCath Corp...............................    26,258           --
#*           Medicines Co. (The)........................   202,610    6,359,928
#*           MediciNova, Inc............................     5,363       19,950
#*           Medidata Solutions, Inc....................     7,499      403,446
*            Medivation, Inc............................    39,136    4,122,195
#*           MEDNAX, Inc................................   141,029   11,936,695
             Medtronic P.L.C............................   195,016   15,287,304
             Merck & Co., Inc........................... 1,044,494   61,583,366
*            Merge Healthcare, Inc......................   117,654      645,920
#            Meridian Bioscience, Inc...................    96,377    1,743,460
*            Merit Medical Systems, Inc.................    76,106    1,945,269
*            Mettler-Toledo International, Inc..........    13,911    4,696,354
*            Misonix, Inc...............................     8,260       76,818
#*           Molina Healthcare, Inc.....................   102,270    7,714,226
#*           Momenta Pharmaceuticals, Inc...............    88,278    1,919,164
*            Mylan NV...................................   115,253    6,453,015
#*           Myriad Genetics, Inc.......................   134,178    4,578,153
             National Healthcare Corp...................    20,092    1,269,814
#            National Research Corp. Class A............    29,412      435,298
#            National Research Corp. Class B............     4,902      170,639
*            Natus Medical, Inc.........................    61,255    2,766,276
*            Neogen Corp................................    45,780    2,663,938
*            Neurocrine Biosciences, Inc................    29,188    1,462,903
#*           NewLink Genetics Corp......................    10,777      562,021
#*           Novavax, Inc...............................    92,100    1,110,726
#*           NuVasive, Inc..............................    89,723    4,935,662
             Omnicare, Inc..............................   139,465   13,507,185
*            Omnicell, Inc..............................    58,316    2,129,700
#*           OncoGenex Pharmaceuticals, Inc.............     1,700        5,865
#*           Opko Health, Inc...........................   375,397    6,145,249
#*           OraSure Technologies, Inc..................    60,788      300,293
*            Orthofix International NV..................    39,548    1,319,321
#            Owens & Minor, Inc.........................   122,254    4,298,451
*            Pain Therapeutics, Inc.....................    50,349       95,160
#            Paratek Pharmaceuticals, Inc...............     1,918       48,257
*            PAREXEL International Corp.................   111,511    7,689,799
#            Patterson Cos., Inc........................   201,480   10,106,237
#*           PDI, Inc...................................    21,336       45,446
#            PDL BioPharma, Inc.........................   149,198      868,332
             PerkinElmer, Inc...........................   196,602   10,404,178
#*           Pernix Therapeutics Holdings, Inc..........     7,120       35,458
             Perrigo Co. P.L.C..........................    45,643    8,772,585
             Pfizer, Inc................................ 3,831,803  138,174,816
*            PharMerica Corp............................    76,347    2,608,777
#            Phibro Animal Health Corp. Class A.........     5,189      203,824
#*           PhotoMedex, Inc............................     7,613        8,450
#*           Pozen, Inc.................................    44,728      518,845
*            Premier, Inc. Class A......................    35,263    1,261,005
#*           Prestige Brands Holdings, Inc..............   100,908    4,805,239
#*           Progenics Pharmaceuticals, Inc.............    99,984      865,861
*            ProPhase Labs, Inc.........................    19,981       30,171
*            Providence Service Corp. (The).............    46,520    2,189,231

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
#*  pSivida Corp......................................  22,452 $    91,155
    Psychemedics Corp.................................   1,810      21,738
#   Quality Systems, Inc.............................. 107,722   1,373,455
    Quest Diagnostics, Inc............................ 153,514  11,330,868
#*  Quidel Corp.......................................  50,738   1,050,784
*   Quintiles Transnational Holdings, Inc.............  45,175   3,465,826
#*  RadNet, Inc.......................................  84,189     563,224
*   Receptos, Inc.....................................  10,593   2,413,721
*   Regeneron Pharmaceuticals, Inc....................  21,372  11,832,822
#*  Repligen Corp.....................................  51,897   1,816,914
#   ResMed, Inc.......................................  67,431   3,907,626
*   Retractable Technologies, Inc.....................   7,725      30,128
*   Retrophin, Inc....................................     799      25,360
#*  Rigel Pharmaceuticals, Inc........................ 123,414     367,774
#*  RTI Surgical, Inc................................. 108,361     788,868
#*  Sagent Pharmaceuticals, Inc.......................  44,442   1,092,384
*   SciClone Pharmaceuticals, Inc..................... 107,368     978,122
*   SeaSpine Holdings Corp............................  17,658     276,877
#*  Seattle Genetics, Inc.............................  42,804   2,049,027
    Select Medical Holdings Corp...................... 295,880   4,269,548
    Simulations Plus, Inc.............................   4,400      28,424
*   Sirona Dental Systems, Inc........................  84,358   8,754,673
    Span-America Medical Systems, Inc.................   3,812      67,396
*   Special Diversified Opportunities, Inc............  14,178      15,312
#*  Spectrum Pharmaceuticals, Inc.....................  95,574     660,894
#   St Jude Medical, Inc..............................  99,337   7,333,057
#*  Stereotaxis, Inc..................................   4,433       6,384
#   STERIS Corp....................................... 120,859   8,354,983
    Stryker Corp......................................  65,580   6,706,867
#*  Sucampo Pharmaceuticals, Inc. Class A.............  61,192   1,333,374
*   SunLink Health Systems, Inc.......................   3,122       5,089
*   Supernus Pharmaceuticals, Inc.....................  63,886   1,355,022
*   Surgical Care Affiliates, Inc.....................  40,362   1,534,563
*   SurModics, Inc....................................  35,973     845,006
*   Symmetry Surgical, Inc............................  19,109     159,178
*   Synthetic Biologics, Inc..........................   5,230      16,631
*   Targacept, Inc....................................  14,702      36,167
*   Taro Pharmaceutical Industries, Ltd...............  18,592   2,590,795
*   Team Health Holdings, Inc.........................  73,806   4,975,262
#   Teleflex, Inc.....................................  84,135  11,273,249
#*  Tenet Healthcare Corp............................. 164,303   9,250,259
*   Theravance Biopharma, Inc.........................   3,588      44,994
    Thermo Fisher Scientific, Inc..................... 222,455  31,039,146
*   Thoratec Corp.....................................  97,164   6,149,510
#*  Tonix Pharmaceuticals Holding Corp................  11,076      93,371
*   Tornier NV........................................  25,474     634,048
*   Triple-S Management Corp. Class B.................  65,573   1,415,065
#*  Ultragenyx Pharmaceutical, Inc....................  12,550   1,517,671
#*  United Therapeutics Corp..........................  60,724  10,284,217
    UnitedHealth Group, Inc........................... 576,403  69,975,324
*   Universal American Corp........................... 194,744   1,805,277
    Universal Health Services, Inc. Class B........... 113,642  16,504,228
    US Physical Therapy, Inc..........................  37,176   1,965,123

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Health Care -- (Continued)
    Utah Medical Products, Inc........................   6,006 $      328,348
#*  Varian Medical Systems, Inc.......................  40,072      3,448,997
*   Vascular Solutions, Inc...........................  38,924      1,449,141
*   VCA, Inc.......................................... 174,938     10,763,935
#*  Veeva Systems, Inc. Class A.......................  35,701        961,071
*   Vertex Pharmaceuticals, Inc.......................  24,122      3,256,470
*   Vical, Inc........................................  19,691         12,681
*   Waters Corp.......................................  26,378      3,521,199
#*  WellCare Health Plans, Inc........................  99,949      8,075,879
#   West Pharmaceutical Services, Inc................. 114,100      6,831,167
#*  Wright Medical Group, Inc.........................  77,860      2,011,902
    Zimmer Biomet Holdings, Inc....................... 128,718     13,395,682
#*  ZIOPHARM Oncology, Inc............................   5,215         69,672
    Zoetis, Inc....................................... 171,864      8,417,899
                                                               --------------
Total Health Care.....................................          1,769,764,614
                                                               --------------
Industrials -- (12.8%)
    3M Co............................................. 139,848     21,164,596
#   AAON, Inc.........................................  99,897      2,216,714
#   AAR Corp..........................................  69,064      1,861,275
    ABM Industries, Inc............................... 109,548      3,610,702
#   Acacia Research Corp..............................  71,606        673,812
*   ACCO Brands Corp.................................. 227,749      1,862,987
*   Accuride Corp.....................................  34,436        140,154
    Acme United Corp..................................   2,302         41,965
*   Active Power, Inc.................................     920          1,822
    Actuant Corp. Class A............................. 121,522      2,802,297
    Acuity Brands, Inc................................  38,296      7,704,772
#*  Adept Technology, Inc.............................  14,123        101,121
#   ADT Corp. (The)................................... 400,777     13,838,830
#*  Advisory Board Co. (The)..........................  44,994      2,695,141
#*  AECOM............................................. 301,776      9,303,754
*   Aegion Corp.......................................  89,592      1,771,234
*   AeroCentury Corp..................................   1,459         11,774
#*  Aerojet Rocketdyne Holdings, Inc.................. 105,181      2,462,287
*   Aerovironment, Inc................................  51,708      1,347,510
#   AGCO Corp......................................... 226,129     12,439,356
    Air Lease Corp.................................... 223,382      7,896,554
*   Air Transport Services Group, Inc................. 137,123      1,419,223
    Alamo Group, Inc..................................  20,867      1,096,352
    Alaska Air Group, Inc............................. 263,148     19,933,461
#   Albany International Corp. Class A................  55,041      2,048,626
    Allegiant Travel Co...............................  38,450      8,179,468
    Allegion P.L.C....................................  79,530      5,027,887
    Allied Motion Technologies, Inc...................  30,840        651,958
    Allison Transmission Holdings, Inc................ 416,927     12,165,930
#   Altra Industrial Motion Corp......................  65,231      1,656,867
    AMERCO............................................  36,423     13,089,333
#*  Ameresco, Inc. Class A............................  37,184        256,570
    American Airlines Group, Inc...................... 199,017      7,980,582
#   American Railcar Industries, Inc..................  39,572      1,580,901
#   American Science & Engineering, Inc...............  13,726        613,415
#*  American Superconductor Corp......................     952          4,760

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   American Woodmark Corp............................  47,115 $ 3,098,282
    AMETEK, Inc....................................... 255,082  13,532,100
#*  AMREP Corp........................................   9,572      49,296
    AO Smith Corp..................................... 120,046   8,621,704
    Apogee Enterprises, Inc...........................  62,277   3,436,445
#   Applied Industrial Technologies, Inc..............  81,423   3,145,370
*   ARC Document Solutions, Inc....................... 121,704     840,975
    ArcBest Corp......................................  42,847   1,416,093
    Argan, Inc........................................  56,478   2,195,865
#*  Armstrong World Industries, Inc................... 133,715   7,822,327
#*  Arotech Corp......................................   5,156      11,910
    Astec Industries, Inc.............................  47,545   1,868,994
*   Astronics Corp....................................  39,649   2,458,238
#*  Astronics Corp. Class B...........................   8,343     517,933
*   Atlas Air Worldwide Holdings, Inc.................  67,257   3,305,682
#*  Avalon Holdings Corp. Class A.....................   1,202       2,416
*   Avis Budget Group, Inc............................ 298,161  12,949,132
    AZZ, Inc..........................................  53,513   2,769,298
#   B/E Aerospace, Inc................................  84,277   4,105,133
*   Babcock & Wilcox Enterprises, Inc.................  95,224   1,877,817
    Barnes Group, Inc................................. 109,720   4,271,400
#   Barrett Business Services, Inc....................  13,746     569,084
*   Beacon Roofing Supply, Inc........................  96,324   3,371,340
*   Blount International, Inc......................... 179,284   1,498,814
#*  BlueLinx Holdings, Inc............................  86,144      81,837
    Boeing Co. (The).................................. 130,770  18,853,111
    Brady Corp. Class A...............................  86,301   2,029,799
*   Breeze-Eastern Corp...............................  12,352     151,930
#   Briggs & Stratton Corp............................  95,581   1,766,337
    Brink's Co. (The)................................. 127,854   3,992,880
#*  Broadwind Energy, Inc.............................   2,072       7,376
*   Builders FirstSource, Inc......................... 140,585   2,114,398
    BWX Technologies, Inc............................. 190,448   4,677,403
*   CAI International, Inc............................  38,635     543,208
    Carlisle Cos., Inc................................ 135,426  13,713,237
#*  Casella Waste Systems, Inc. Class A...............  69,347     440,353
#   Caterpillar, Inc.................................. 256,407  20,161,282
#*  CBIZ, Inc......................................... 123,478   1,210,084
    CDI Corp..........................................  32,781     396,978
    CEB, Inc..........................................  60,825   4,654,329
#   Ceco Environmental Corp...........................  31,518     283,662
    Celadon Group, Inc................................  71,433   1,550,096
    CH Robinson Worldwide, Inc........................  67,324   4,722,779
#*  Chart Industries, Inc.............................  60,140   1,641,822
#   Chicago Bridge & Iron Co. NV...................... 136,698   7,264,132
#   Chicago Rivet & Machine Co........................     653      16,991
#   Cintas Corp.......................................  77,276   6,607,098
#   CIRCOR International, Inc.........................  34,716   1,660,466
    Civeo Corp........................................ 196,714     420,968
#   CLARCOR, Inc...................................... 115,271   6,935,856
#*  Clean Harbors, Inc................................ 142,884   7,075,616
#*  Colfax Corp....................................... 182,461   6,959,063
    Columbus McKinnon Corp............................  38,258     897,533

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
            Comfort Systems USA, Inc..................... 100,515 $ 2,778,235
#*          Command Security Corp........................  10,654      19,177
*           Commercial Vehicle Group, Inc................  35,269     208,440
            Compx International, Inc.....................   3,471      40,888
#           Con-way, Inc................................. 160,978   6,244,337
*           Continental Building Products, Inc...........  74,105   1,573,990
*           Continental Materials Corp...................   1,019      15,260
#           Copa Holdings SA Class A.....................  51,254   3,871,215
*           Copart, Inc.................................. 144,605   5,210,118
#           Covanta Holding Corp......................... 331,723   6,548,212
*           Covenant Transportation Group, Inc. Class A..  53,509   1,263,347
*           CPI Aerostructures, Inc......................   8,781      79,029
*           CRA International, Inc.......................  14,257     332,758
            Crane Co..................................... 111,206   5,916,159
            CSX Corp..................................... 994,214  31,099,014
(degrees)*  CTPartners Executive Search, Inc.............   2,798         616
            Cubic Corp...................................  42,758   1,897,172
            Cummins, Inc.................................  71,679   9,284,581
            Curtiss-Wright Corp.......................... 121,999   8,219,073
            Danaher Corp................................. 357,516  32,734,165
#           Deere & Co................................... 152,496  14,421,547
            Delta Air Lines, Inc......................... 624,896  27,707,889
#           Deluxe Corp.................................. 101,096   6,513,615
*           DigitalGlobe, Inc............................ 143,143   3,031,769
#           Donaldson Co., Inc........................... 173,563   5,831,717
            Douglas Dynamics, Inc........................  74,350   1,525,662
#           Dover Corp................................... 211,747  13,566,630
*           Ducommun, Inc................................  19,169     459,098
            Dun & Bradstreet Corp. (The).................  40,860   5,098,102
*           DXP Enterprises, Inc.........................  30,308   1,112,304
*           Dycom Industries, Inc........................ 103,347   6,827,103
            Dynamic Materials Corp.......................  20,382     229,909
#*          Eagle Bulk Shipping, Inc.....................       1           9
            Eastern Co. (The)............................   6,782     117,871
            Eaton Corp. P.L.C............................ 195,944  11,870,287
*           Echo Global Logistics, Inc...................  56,834   1,835,738
            Ecology and Environment, Inc. Class A........   3,767      42,605
            EMCOR Group, Inc............................. 149,015   7,127,387
            Emerson Electric Co.......................... 315,906  16,348,135
            Encore Wire Corp.............................  43,274   1,485,596
#*          Energy Recovery, Inc.........................  58,749     154,510
#           EnerSys...................................... 117,408   7,332,130
            Engility Holdings, Inc.......................  28,193     617,709
            Ennis, Inc...................................  60,538   1,015,828
            EnPro Industries, Inc........................  40,849   2,070,227
            EnviroStar, Inc..............................     100         542
            Equifax, Inc................................. 109,070  11,139,319
            ESCO Technologies, Inc.......................  53,257   2,027,494
            Espey Manufacturing & Electronics Corp.......   4,614     123,563
            Essendant, Inc...............................  74,763   2,752,774
*           Esterline Technologies Corp..................  66,171   5,866,721
            Expeditors International of Washington, Inc..  83,843   3,929,721
            Exponent, Inc................................  51,782   2,303,781

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Industrials -- (Continued)
#   Fastenal Co.......................................   125,576 $  5,256,611
    Federal Signal Corp...............................   230,431    3,447,248
    FedEx Corp........................................   251,048   43,034,648
#   Flowserve Corp....................................    87,256    4,100,159
    Fluor Corp........................................   189,087    8,839,817
#   Fortune Brands Home & Security, Inc...............   126,303    6,030,968
    Forward Air Corp..................................    75,192    3,650,572
*   Franklin Covey Co.................................    31,678      599,031
#   Franklin Electric Co., Inc........................    92,019    2,655,668
#   FreightCar America, Inc...........................    33,793      650,853
#*  FTI Consulting, Inc...............................   110,266    4,512,085
#*  Fuel Tech, Inc....................................    30,552       55,605
*   Furmanite Corp....................................    65,374      426,238
    G&K Services, Inc. Class A........................    55,482    3,637,400
#   GATX Corp.........................................    77,786    4,125,769
#*  Genco Shipping & Trading, Ltd.....................     4,688       34,084
#*  Gencor Industries, Inc............................     6,378       61,165
#*  Generac Holdings, Inc.............................   103,283    3,622,135
#   General Cable Corp................................   151,967    2,480,101
    General Dynamics Corp.............................   109,542   16,333,808
    General Electric Co............................... 5,604,904  146,287,994
*   Genesee & Wyoming, Inc. Class A...................    92,632    6,597,251
*   Gibraltar Industries, Inc.........................    62,097    1,188,537
    Global Brass & Copper Holdings, Inc...............    20,634      347,683
    Global Power Equipment Group, Inc.................    23,539      158,888
#   Golden Ocean Group, Ltd...........................   101,299      394,053
#*  Goldfield Corp. (The).............................    18,424       25,794
#   Gorman-Rupp Co. (The).............................    38,613      990,037
*   GP Strategies Corp................................    52,546    1,507,545
#   Graco, Inc........................................    68,816    4,919,656
*   GrafTech International, Ltd.......................   231,830    1,166,105
    Graham Corp.......................................    17,619      332,647
    Granite Construction, Inc.........................    75,395    2,564,938
#*  Great Lakes Dredge & Dock Corp....................   128,845      653,244
#   Greenbrier Cos., Inc. (The).......................    47,338    2,165,713
#   Griffon Corp......................................    98,568    1,699,312
    H&E Equipment Services, Inc.......................    73,022    1,310,015
    Hardinge, Inc.....................................    16,040      136,340
#   Harsco Corp.......................................   198,835    2,731,993
#*  Hawaiian Holdings, Inc............................   189,153    4,108,403
#*  HC2 Holdings, Inc.................................    10,474       81,697
*   HD Supply Holdings, Inc...........................   200,886    7,191,719
#   Healthcare Services Group, Inc....................    60,089    2,097,707
#   Heartland Express, Inc............................   247,186    5,272,477
#   HEICO Corp........................................    37,893    2,077,673
    HEICO Corp. Class A...............................    65,858    2,987,319
    Heidrick & Struggles International, Inc...........    39,570      865,396
*   Heritage-Crystal Clean, Inc.......................     7,298       93,779
    Herman Miller, Inc................................   115,617    3,241,901
*   Hertz Global Holdings, Inc........................   607,737   10,325,452
#   Hexcel Corp.......................................   188,585    9,785,676
*   Hill International, Inc...........................    51,954      248,340
    Hillenbrand, Inc..................................   184,594    5,235,086

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   HNI Corp.......................................... 111,490 $ 5,528,789
    Honeywell International, Inc...................... 187,586  19,705,909
#   Houston Wire & Cable Co...........................  30,850     285,054
*   Hub Group, Inc. Class A...........................  95,997   4,044,354
    Hubbell, Inc. Class A.............................   8,025     791,185
    Hubbell, Inc. Class B.............................  80,331   8,387,360
*   Hudson Global, Inc................................  43,679      95,220
    Huntington Ingalls Industries, Inc................ 119,887  14,075,933
    Hurco Cos., Inc...................................  10,956     342,923
#*  Huron Consulting Group, Inc.......................  49,319   3,771,424
    Hyster-Yale Materials Handling, Inc...............  28,506   1,929,001
*   ICF International, Inc............................  37,640   1,379,882
    IDEX Corp......................................... 151,551  11,522,423
*   IHS, Inc. Class A.................................  54,484   6,812,134
    Illinois Tool Works, Inc.......................... 102,413   9,162,891
    Ingersoll-Rand P.L.C.............................. 279,530  17,163,142
#*  InnerWorkings, Inc................................  66,030     495,225
*   Innovative Solutions & Support, Inc...............  19,910      59,332
    Insperity, Inc....................................  50,098   2,518,927
    Insteel Industries, Inc...........................  29,450     481,213
*   Integrated Electrical Services, Inc...............  17,939     120,371
*   Intelligent Systems Corp..........................     629       1,843
    Interface, Inc.................................... 131,248   3,408,511
#   International Shipholding Corp....................   8,363      41,899
#*  Intersections, Inc................................  30,961      69,043
    ITT Corp.......................................... 166,659   6,333,042
#*  Jacobs Engineering Group, Inc..................... 198,913   8,378,216
#   JB Hunt Transport Services, Inc...................  61,308   5,157,229
#*  JetBlue Airways Corp.............................. 877,316  20,160,722
    John Bean Technologies Corp.......................  51,321   1,870,650
#   Joy Global, Inc................................... 161,256   4,258,771
    Kadant, Inc.......................................  17,092     779,224
#   Kaman Corp........................................  84,492   3,334,899
    Kansas City Southern.............................. 107,009  10,614,223
    KAR Auction Services, Inc......................... 326,501  12,710,684
    KBR, Inc.......................................... 255,616   4,465,611
#   Kelly Services, Inc. Class A......................  74,006   1,105,650
    Kelly Services, Inc. Class B......................   1,275      19,170
#   Kennametal, Inc................................... 133,816   4,240,629
*   Key Technology, Inc...............................   7,462      93,350
    Kforce, Inc.......................................  85,335   1,994,279
    Kimball International, Inc. Class B...............  75,133     850,506
*   Kirby Corp........................................ 104,071   7,535,781
*   KLX, Inc..........................................  65,241   2,562,666
#   Knight Transportation, Inc........................ 281,835   7,620,818
    Knoll, Inc........................................ 121,808   2,947,754
    Korn/Ferry International..........................  96,026   3,214,950
#*  Kratos Defense & Security Solutions, Inc.......... 153,618     838,754
    L-3 Communications Holdings, Inc.................. 100,263  11,576,366
    Landstar System, Inc..............................  70,807   5,100,228
#*  Lawson Products, Inc..............................  12,431     340,112
#*  Layne Christensen Co..............................  34,483     286,209
    LB Foster Co. Class A.............................  17,351     509,252

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Lennox International, Inc.........................  55,798 $ 6,588,070
    Lincoln Electric Holdings, Inc.................... 135,258   8,189,872
#   Lindsay Corp......................................  20,998   1,761,102
*   LMI Aerospace, Inc................................  21,661     218,776
    Lockheed Martin Corp..............................  58,142  12,041,208
    LS Starrett Co. (The) Class A.....................  10,357     173,480
    LSI Industries, Inc...............................  46,914     467,263
#*  Lydall, Inc.......................................  31,697     941,718
*   Magnetek, Inc.....................................   1,525      75,777
#*  Manitex International, Inc........................   2,123      13,417
#   Manitowoc Co., Inc. (The)......................... 321,476   5,680,481
    Manpowergroup, Inc................................ 111,195  10,060,924
    Marten Transport, Ltd.............................  63,332   1,228,007
    Masco Corp........................................ 163,229   4,307,613
#*  MasTec, Inc....................................... 125,372   2,310,606
*   Mastech Holdings, Inc.............................   3,567      29,035
    Matson, Inc.......................................  98,248   4,069,432
    Matthews International Corp. Class A..............  55,066   2,965,304
    McGrath RentCorp..................................  42,419   1,075,746
#*  Meritor, Inc...................................... 199,200   2,804,736
#*  Mfri, Inc.........................................   6,501      36,536
*   Middleby Corp. (The)..............................  73,607   9,031,579
    Miller Industries, Inc............................  16,917     296,217
*   Mistras Group, Inc................................  44,418     799,080
#   Mobile Mini, Inc..................................  91,787   3,408,051
*   Moog, Inc. Class A................................  77,592   5,187,801
#*  Moog, Inc. Class B................................   6,265     416,904
#*  MRC Global, Inc................................... 199,420   2,562,547
    MSA Safety, Inc...................................  79,655   4,114,181
#   MSC Industrial Direct Co., Inc. Class A...........  89,259   6,360,596
    Mueller Industries, Inc........................... 118,168   3,825,098
    Mueller Water Products, Inc. Class A.............. 556,200   4,966,866
    Multi-Color Corp..................................  39,734   2,537,413
*   MYR Group, Inc....................................  59,990   1,802,100
#   National Presto Industries, Inc...................  10,320     816,931
*   Navigant Consulting, Inc.......................... 110,707   1,740,314
#*  NCI Building Systems, Inc.........................   7,486      96,944
    Nielsen NV........................................ 388,628  18,832,913
*   NL Industries, Inc................................  66,217     445,640
#   NN, Inc...........................................  74,197   1,693,917
#   Nordson Corp......................................  88,414   6,552,362
    Norfolk Southern Corp............................. 222,003  18,721,513
#*  Nortek, Inc.......................................   3,273     267,044
    Northrop Grumman Corp.............................  73,523  12,720,214
#*  Northwest Pipe Co.................................  15,204     274,432
#*  NOW, Inc..........................................  89,850   1,563,390
*   NV5 Holdings, Inc.................................   5,287     127,893
#*  Old Dominion Freight Line, Inc.................... 154,064  11,269,782
#   Omega Flex, Inc...................................   8,973     291,174
*   On Assignment, Inc................................ 133,409   5,112,233
    Orbital ATK, Inc.................................. 164,743  11,688,516
*   Orion Energy Systems, Inc.........................  30,093      64,700
*   Orion Marine Group, Inc...........................  34,844     252,271

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   Oshkosh Corp...................................... 231,655 $ 8,464,674
    Owens Corning..................................... 271,623  12,182,292
#   PACCAR, Inc....................................... 189,796  12,306,373
    Pall Corp.........................................  35,276   4,460,650
#*  PAM Transportation Services, Inc..................   7,476     393,238
    Park-Ohio Holdings Corp...........................  26,855   1,206,058
    Parker-Hannifin Corp.............................. 175,158  19,749,064
*   Patrick Industries, Inc...........................  60,396   2,176,672
#*  Patriot Transportation Holding, Inc...............   3,487      81,526
*   Pendrell Corp.....................................  67,532      93,194
#   Pentair P.L.C..................................... 192,918  11,731,344
*   Performant Financial Corp......................... 119,747     374,808
*   PGT, Inc.......................................... 128,301   2,061,797
#   Pitney Bowes, Inc................................. 212,904   4,453,952
#*  Plug Power, Inc...................................   2,629       6,809
#*  Ply Gem Holdings, Inc.............................  25,206     364,227
#*  PMFG, Inc.........................................  16,342     100,503
#*  Polypore International, Inc.......................  80,345   4,830,341
    Powell Industries, Inc............................  19,910     594,114
#*  Power Solutions International, Inc................   2,080      86,278
#*  PowerSecure International, Inc....................  52,170     789,854
    Precision Castparts Corp..........................  65,806  12,826,905
#   Preformed Line Products Co........................   8,209     282,882
#   Primoris Services Corp............................ 131,113   2,379,701
#*  Proto Labs, Inc...................................  15,437   1,163,487
    Providence and Worcester Railroad Co..............   3,494      59,398
    Quad/Graphics, Inc................................   8,377     137,802
*   Quality Distribution, Inc.........................  43,375     690,096
    Quanex Building Products Corp.....................  80,431   1,615,054
*   Quanta Services, Inc.............................. 307,375   8,489,697
*   Radiant Logistics, Inc............................  22,877     145,269
#   Raven Industries, Inc.............................  71,765   1,394,394
    Raytheon Co....................................... 159,417  17,390,801
*   RBC Bearings, Inc.................................  45,137   3,058,032
    RCM Technologies, Inc.............................  15,191      76,866
    Regal Beloit Corp.................................  89,084   6,185,102
#*  Republic Airways Holdings, Inc....................  85,096     428,884
    Republic Services, Inc............................ 354,222  15,065,062
    Resources Connection, Inc.........................  86,194   1,364,451
*   Rexnord Corp...................................... 231,917   4,916,640
#*  Roadrunner Transportation Systems, Inc............  74,195   1,942,425
    Robert Half International, Inc....................  69,588   3,829,428
    Rockwell Automation, Inc..........................  67,345   7,864,549
    Rockwell Collins, Inc.............................  67,885   5,744,429
    Rollins, Inc...................................... 169,343   4,910,947
    Roper Technologies, Inc...........................  79,603  13,315,194
*   RPX Corp.......................................... 120,774   1,869,581
#   RR Donnelley & Sons Co............................ 393,486   6,905,679
*   Rush Enterprises, Inc. Class A....................  57,526   1,466,338
*   Rush Enterprises, Inc. Class B....................   8,637     200,206
#   Ryder System, Inc................................. 174,036  15,753,739
#*  Saia, Inc.........................................  85,927   3,730,950
#*  Sensata Technologies Holding NV...................  59,798   3,068,833

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   Servotronics, Inc.................................   1,473 $     9,022
    SIFCO Industries, Inc.............................   7,118      97,801
    Simpson Manufacturing Co., Inc....................  84,120   3,013,178
#   SkyWest, Inc......................................  91,028   1,507,424
*   SL Industries, Inc................................  11,694     457,820
#   SmartPros, Ltd....................................   1,344       2,661
    Snap-on, Inc......................................  70,661  11,644,933
#*  SolarCity Corp....................................  36,187   2,098,846
    Southwest Airlines Co............................. 509,238  18,434,416
*   SP Plus Corp......................................  24,321     635,994
*   Sparton Corp......................................  11,200     267,232
*   Spirit Aerosystems Holdings, Inc. Class A......... 221,862  12,490,831
#*  Spirit Airlines, Inc.............................. 108,389   6,483,830
    SPX Corp..........................................  80,563   5,269,626
    Standex International Corp........................  33,026   2,471,666
    Stanley Black & Decker, Inc....................... 162,667  17,159,742
    Steelcase, Inc. Class A........................... 251,863   4,495,755
#*  Stericycle, Inc...................................  29,862   4,209,646
#*  Sterling Construction Co., Inc....................  23,323     109,385
#*  Stock Building Supply Holdings, Inc...............   9,760     189,149
#   Sun Hydraulics Corp...............................  42,249   1,496,460
    Supreme Industries, Inc. Class A..................  14,584     120,172
*   Swift Transportation Co........................... 237,575   5,659,036
    TAL International Group, Inc......................  86,087   1,704,523
#*  Taser International, Inc..........................  82,399   2,242,901
*   Team, Inc.........................................  46,556   2,020,530
*   Tecumseh Products Co..............................  20,303      39,794
*   Teledyne Technologies, Inc........................  91,668   9,503,222
    Tennant Co........................................  36,723   2,196,403
#   Terex Corp........................................ 221,004   4,897,449
    Tetra Tech, Inc................................... 145,954   3,888,215
#   Textainer Group Holdings, Ltd.....................  82,635   1,872,509
    Textron, Inc...................................... 320,497  14,005,719
*   Thermon Group Holdings, Inc.......................  39,389     950,457
    Timken Co. (The).................................. 191,555   6,394,106
#   Titan International, Inc.......................... 105,661     986,874
*   Titan Machinery, Inc..............................  34,120     479,386
    Toro Co. (The)....................................  62,434   4,266,115
    Towers Watson & Co. Class A.......................  61,191   7,757,795
*   TransDigm Group, Inc..............................  20,390   4,614,257
*   TRC Cos., Inc.....................................  30,486     292,666
#*  Trex Co., Inc.....................................  67,119   3,045,189
#*  Trimas Corp.......................................  72,953   1,714,395
*   TriNet Group, Inc.................................  34,310     922,253
#   Trinity Industries, Inc........................... 440,714  12,895,292
#   Triumph Group, Inc................................ 114,235   6,151,555
*   TrueBlue, Inc.....................................  82,452   2,123,963
*   Tutor Perini Corp................................. 112,788   2,360,653
    Twin Disc, Inc....................................  22,640     364,504
    Tyco International P.L.C.......................... 212,879   8,087,273
*   Ultralife Corp....................................  19,679      80,094
    UniFirst Corp.....................................  27,740   3,074,147
    Union Pacific Corp................................ 648,462  63,283,407

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Industrials -- (Continued)
*   United Continental Holdings, Inc.................. 173,485 $    9,782,819
    United Parcel Service, Inc. Class B............... 120,524     12,336,837
#*  United Rentals, Inc............................... 144,254      9,663,575
    United Technologies Corp.......................... 345,629     34,670,045
    Universal Forest Products, Inc....................  33,737      2,142,299
    Universal Truckload Services, Inc.................  27,780        586,991
#   US Ecology, Inc...................................  53,334      2,447,497
*   USA Truck, Inc....................................  21,309        416,804
#*  USG Corp.......................................... 163,937      5,078,768
#*  UTi Worldwide, Inc................................ 201,407      1,691,819
#   Valmont Industries, Inc...........................  37,276      4,146,209
*   Vectrus, Inc......................................  17,994        417,461
*   Verisk Analytics, Inc. Class A....................  78,723      6,149,054
*   Veritiv Corp......................................   7,560        281,686
*   Versar, Inc.......................................  15,761         53,745
    Viad Corp.........................................  44,598      1,278,625
#*  Vicor Corp........................................  34,427        358,385
*   Virco Manufacturing Corp..........................  11,119         28,798
*   Volt Information Sciences, Inc....................  23,850        229,675
    VSE Corp..........................................  10,118        479,593
#*  Wabash National Corp.............................. 236,122      3,244,316
*   WABCO Holdings, Inc...............................  73,288      9,048,869
#   Wabtec Corp.......................................  52,493      5,311,767
    Waste Connections, Inc............................ 332,433     16,664,866
    Waste Management, Inc............................. 233,210     11,924,027
#   Watsco, Inc.......................................  41,924      5,376,334
    Watsco, Inc. Class B..............................   5,058        649,776
    Watts Water Technologies, Inc. Class A............  48,950      2,714,767
#   Werner Enterprises, Inc........................... 170,840      4,824,522
#*  Wesco Aircraft Holdings, Inc......................  45,940        661,077
#*  WESCO International, Inc.......................... 105,226      6,456,667
    West Corp......................................... 105,208      3,035,251
*   Willdan Group, Inc................................  16,716        172,509
*   Willis Lease Finance Corp.........................   8,926        148,886
#   Woodward, Inc..................................... 144,454      7,130,249
#   WW Grainger, Inc..................................  30,545      6,985,947
#*  XPO Logistics, Inc................................ 222,666      9,652,571
    Xylem, Inc........................................ 191,507      6,612,737
#*  YRC Worldwide, Inc................................  23,072        445,290
                                                               --------------
Total Industrials.....................................          2,140,983,100
                                                               --------------
Information Technology -- (14.9%)
#*  3D Systems Corp...................................  49,622        653,026
    Accenture P.L.C. Class A.......................... 131,378     13,546,386
#*  ACI Worldwide, Inc................................ 303,525      7,184,437
#   Activision Blizzard, Inc.......................... 825,688     21,294,494
*   Actua Corp........................................  64,820        954,799
*   Acxiom Corp....................................... 129,705      2,323,017
*   ADDvantage Technologies Group, Inc................   7,817         17,666
*   Adobe Systems, Inc................................  51,657      4,235,357
#   ADTRAN, Inc.......................................  96,668      1,595,022
*   Advanced Energy Industries, Inc...................  70,488      1,846,081
#*  Aehr Test Systems.................................   4,618         10,344

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
#*  Agilysys, Inc.....................................    53,656 $    454,466
*   Akamai Technologies, Inc..........................    75,971    5,827,735
*   Alliance Data Systems Corp........................    39,407   10,838,501
    Alliance Fiber Optic Products, Inc................    37,843      759,509
*   Alpha & Omega Semiconductor, Ltd..................    15,188      119,226
    Altera Corp.......................................   179,312    8,904,634
    Amdocs, Ltd.......................................   133,008    7,800,919
    American Software, Inc. Class A...................    41,689      384,373
*   Amkor Technology, Inc.............................   333,599    1,471,172
    Amphenol Corp. Class A............................   131,379    7,411,089
#*  Amtech Systems, Inc...............................    16,226      107,254
#*  ANADIGICS, Inc....................................   100,745       63,469
    Analog Devices, Inc...............................   229,200   13,369,236
#*  Angie's List, Inc.................................    49,651      248,255
*   Anixter International, Inc........................    55,559    3,678,561
*   ANSYS, Inc........................................    91,726    8,636,003
    Apple, Inc........................................ 2,232,888  270,849,314
    Applied Materials, Inc............................   423,120    7,345,363
#*  ARRIS Group, Inc..................................   412,544   12,755,860
*   Arrow Electronics, Inc............................   215,958   12,557,958
#*  Aspen Technology, Inc.............................    82,958    3,681,676
    Astro-Med, Inc....................................     9,339      129,158
#   Atmel Corp........................................   328,188    2,717,397
*   Autobytel, Inc....................................     3,757       57,632
*   Autodesk, Inc.....................................    41,500    2,099,070
    Automatic Data Processing, Inc....................    96,437    7,692,779
    Avago Technologies, Ltd...........................    45,023    5,634,178
*   AVG Technologies NV...............................   124,749    3,585,286
*   Aviat Networks, Inc...............................    88,527      100,921
*   Avid Technology, Inc..............................    87,037    1,067,074
    Avnet, Inc........................................   295,630   12,336,640
#   AVX Corp..........................................   230,625    3,106,519
*   Aware, Inc........................................    27,858       92,489
*   Axcelis Technologies, Inc.........................   204,015      601,844
*   AXT, Inc..........................................   103,221      242,569
#   Badger Meter, Inc.................................    35,538    2,090,345
#*  Bankrate, Inc.....................................   138,608    1,264,105
*   Barracuda Networks, Inc...........................    57,274    1,571,599
    Bel Fuse, Inc. Class A............................     4,354       83,815
    Bel Fuse, Inc. Class B............................    14,298      315,700
    Belden, Inc.......................................    68,763    4,072,832
*   Benchmark Electronics, Inc........................    86,360    1,905,102
    Black Box Corp....................................    35,024      548,476
#   Blackbaud, Inc....................................    75,206    4,599,599
*   Blackhawk Network Holdings, Inc...................   109,438    5,026,487
*   Blucora, Inc......................................    70,994    1,005,985
    Booz Allen Hamilton Holding Corp..................   164,821    4,570,486
*   Bottomline Technologies de, Inc...................    63,828    1,752,717
    Broadcom Corp. Class A............................   102,883    5,206,909
    Broadridge Financial Solutions, Inc...............   179,199    9,725,130
*   BroadSoft, Inc....................................    13,598      474,842
#*  BroadVision, Inc..................................     6,453       35,556
    Brocade Communications Systems, Inc...............   975,028   10,003,787

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
    Brooks Automation, Inc............................   194,491 $ 2,051,880
*   Bsquare Corp......................................    25,989     167,369
    CA, Inc...........................................   502,824  14,649,777
*   Cabot Microelectronics Corp.......................    52,678   2,388,421
*   CACI International, Inc. Class A..................    70,488   5,789,179
#*  Cadence Design Systems, Inc.......................   325,053   6,816,361
#*  CalAmp Corp.......................................    72,395   1,238,678
*   Calix, Inc........................................   105,894     892,686
*   Carbonite, Inc....................................     1,300      15,522
#*  Cardtronics, Inc..................................   138,436   5,131,823
*   Cartesian, Inc....................................     3,573      11,755
*   Cascade Microtech, Inc............................    23,471     349,953
#   Cass Information Systems, Inc.....................    20,687   1,088,136
*   Cavium, Inc.......................................    20,500   1,389,900
    CDK Global, Inc...................................    35,195   1,817,470
    CDW Corp..........................................   233,127   8,376,253
*   Ceva, Inc.........................................    46,932     879,036
    Checkpoint Systems, Inc...........................    77,794     679,920
*   CIBER, Inc........................................   245,652     813,108
#*  Ciena Corp........................................   185,350   4,717,158
#*  Cimpress NV.......................................    48,517   3,130,802
*   Cirrus Logic, Inc.................................   122,873   4,056,038
    Cisco Systems, Inc................................ 3,101,253  88,137,610
*   Citrix Systems, Inc...............................    62,810   4,749,064
#*  Clearfield, Inc...................................    20,285     399,209
    Cognex Corp.......................................   101,635   4,601,016
*   Cognizant Technology Solutions Corp. Class A......   120,851   7,625,698
*   Coherent, Inc.....................................    41,227   2,389,105
    Cohu, Inc.........................................    54,232     537,439
*   CommScope Holding Co., Inc........................   268,155   8,412,022
    Communications Systems, Inc.......................    17,110     171,956
*   CommVault Systems, Inc............................    51,492   1,929,405
    Computer Sciences Corp............................   168,743  11,040,854
    Computer Task Group, Inc..........................    30,804     215,320
*   comScore, Inc.....................................    18,134   1,060,839
    Comtech Telecommunications Corp...................    40,925   1,179,049
    Concurrent Computer Corp..........................    14,271      76,350
#*  Constant Contact, Inc.............................    31,960     825,846
#   Convergys Corp....................................   178,498   4,482,085
#*  CoreLogic, Inc....................................   187,571   7,397,800
    Corning, Inc......................................   540,527  10,097,044
#*  CoStar Group, Inc.................................    26,490   5,332,172
*   Covisint Corp.....................................    46,719     139,223
*   Cray, Inc.........................................    67,321   1,746,307
#*  Cree, Inc.........................................   188,622   4,649,532
#*  Crexendo, Inc.....................................    10,564      22,713
#   CSG Systems International, Inc....................    92,381   2,873,049
    CSP, Inc..........................................     2,797      19,104
    CTS Corp..........................................    53,696   1,008,948
*   CyberOptics Corp..................................    10,031      58,882
#   Cypress Semiconductor Corp........................   238,194   2,734,467
    Daktronics, Inc...................................    79,134     904,502
*   Datalink Corp.....................................    55,757     378,032

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#*  Dealertrack Technologies, Inc.....................    79,750 $ 4,950,083
*   Demand Media, Inc.................................    12,225      72,739
*   DHI Group, Inc....................................   184,321   1,469,038
#   Diebold, Inc......................................   163,369   5,562,714
*   Digi International, Inc...........................    44,389     449,217
#*  Digimarc Corp.....................................     9,758     387,783
*   Diodes, Inc.......................................    89,306   1,981,700
#   Dolby Laboratories, Inc. Class A..................   101,788   3,577,848
*   Dot Hill Systems Corp.............................   133,150     841,508
*   DSP Group, Inc....................................    44,128     385,237
    DST Systems, Inc..................................    97,377  10,628,700
*   DTS, Inc..........................................    41,385   1,179,059
    EarthLink Holdings Corp...........................   323,471   2,374,277
*   eBay, Inc.........................................   374,607  10,533,949
#   Ebix, Inc.........................................    58,742   1,820,415
*   EchoStar Corp. Class A............................    96,002   4,456,413
*   Edgewater Technology, Inc.........................    10,488      74,360
    Electro Rent Corp.................................    40,161     403,618
    Electro Scientific Industries, Inc................    41,652     191,599
*   Electronic Arts, Inc..............................   123,119   8,809,164
*   Electronics for Imaging, Inc......................    80,322   3,670,715
#*  Ellie Mae, Inc....................................    21,253   1,667,298
#*  eMagin Corp.......................................    12,094      33,138
    EMC Corp.......................................... 1,170,143  31,465,145
#*  Emcore Corp.......................................    55,153     341,397
#*  Endurance International Group Holdings, Inc.......    64,824   1,310,093
#*  EnerNOC, Inc......................................    67,602     556,364
#*  Entegris, Inc.....................................   234,921   3,480,355
#*  Envestnet, Inc....................................    26,663   1,207,567
*   EPAM Systems, Inc.................................    83,902   6,217,977
    EPIQ Systems, Inc.................................    63,188   1,045,761
*   ePlus, Inc........................................    12,730     979,064
*   Euronet Worldwide, Inc............................   108,819   7,454,101
#*  Everyday Health, Inc..............................     3,448      40,928
*   Exar Corp.........................................   101,847     801,536
*   ExlService Holdings, Inc..........................    54,236   2,102,730
#*  Extreme Networks, Inc.............................   155,567     360,915
*   F5 Networks, Inc..................................    24,818   3,329,087
#*  Fabrinet..........................................    40,484     751,383
*   Facebook, Inc. Class A............................   300,491  28,249,159
#   FactSet Research Systems, Inc.....................    39,653   6,568,916
#   Fair Isaac Corp...................................    83,547   7,576,877
*   Fairchild Semiconductor International, Inc........   338,537   5,098,367
*   FalconStor Software, Inc..........................    50,770      71,078
#*  FARO Technologies, Inc............................    29,692   1,303,182
#   FEI Co............................................    62,698   5,390,147
    Fidelity National Information Services, Inc.......   314,818  20,598,542
#*  Finisar Corp......................................   172,174   2,997,549
#*  FireEye, Inc......................................    59,798   2,660,413
#*  First Solar, Inc..................................   188,233   8,338,722
*   Fiserv, Inc.......................................   164,352  14,275,615
*   FleetCor Technologies, Inc........................    58,403   9,041,952
*   Flextronics International, Ltd....................   218,103   2,401,314

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
    FLIR Systems, Inc.................................   286,834 $  8,831,619
*   FormFactor, Inc...................................   148,974    1,077,082
    Forrester Research, Inc...........................    35,053    1,096,458
*   Fortinet, Inc.....................................    52,414    2,502,244
*   Freescale Semiconductor, Ltd......................   102,749    4,096,603
*   Frequency Electronics, Inc........................    10,710      119,417
#*  Gartner, Inc......................................    40,378    3,576,279
*   Genpact, Ltd......................................   365,946    8,127,661
#*  GigOptix, Inc.....................................     3,988        9,332
*   Global Cash Access Holdings, Inc..................   189,908      959,035
    Global Payments, Inc..............................   118,278   13,257,781
    Globalscape, Inc..................................    11,741       41,563
#*  Glu Mobile, Inc...................................    88,788      520,742
*   Google, Inc. Class A..............................    57,593   37,867,397
*   Google, Inc. Class C..............................    62,471   39,082,482
#*  GrubHub, Inc......................................    49,625    1,573,609
*   GSE Systems, Inc..................................    19,854       31,766
*   GSI Group, Inc....................................    66,399      940,874
#*  GSI Technology, Inc...............................    23,969      123,440
*   GTT Communications, Inc...........................    48,320    1,122,474
#*  Guidance Software, Inc............................    17,697      178,209
*   Guidewire Software, Inc...........................    53,843    3,179,429
    Hackett Group, Inc. (The).........................    78,019      998,643
*   Harmonic, Inc.....................................   263,382    1,582,926
    Harris Corp.......................................    84,307    6,992,423
#   Heartland Payment Systems, Inc....................   105,332    6,562,184
    Hewlett-Packard Co................................ 1,806,885   55,146,130
#*  HomeAway, Inc.....................................    52,504    1,577,220
#*  Hutchinson Technology, Inc........................    36,975       67,295
    IAC/InterActiveCorp...............................   165,687   12,800,978
#*  ID Systems, Inc...................................    15,829       88,484
#*  Identiv, Inc......................................     2,529       11,633
*   IEC Electronics Corp..............................     9,658       37,183
*   II-VI, Inc........................................   105,601    1,795,217
*   Imation Corp......................................    54,588      223,811
#*  Immersion Corp....................................    28,268      387,837
#*  Infinera Corp.....................................   199,026    4,764,682
*   Informatica Corp..................................   132,638    6,435,596
*   Ingram Micro, Inc. Class A........................   291,720    7,943,536
*   Innodata, Inc.....................................    31,335       81,784
#*  Inphi Corp........................................    35,425      805,210
*   Insight Enterprises, Inc..........................    94,544    2,551,743
#*  Integrated Device Technology, Inc.................   265,854    5,080,470
    Integrated Silicon Solution, Inc..................    63,133    1,384,507
    Intel Corp........................................ 4,425,396  128,115,214
*   Intellicheck Mobilisa, Inc........................       962          832
#   InterDigital, Inc.................................   110,693    5,985,171
*   Internap Corp.....................................   164,053    1,510,928
    International Business Machines Corp..............   189,713   30,731,609
#   Intersil Corp. Class A............................   214,564    2,388,097
*   inTEST Corp.......................................     3,806       16,366
#*  Intevac, Inc......................................    31,727      154,510
*   IntraLinks Holdings, Inc..........................    62,957      715,192

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   IntriCon Corp.....................................   8,894 $    63,147
    Intuit, Inc.......................................  54,398   5,753,676
*   Inuvo, Inc........................................  13,129      38,862
*   IPG Photonics Corp................................  86,129   7,942,816
#*  Iteris, Inc.......................................  12,775      23,634
#*  Itron, Inc........................................  61,554   1,983,885
*   Ixia.............................................. 133,262   1,759,058
    IXYS Corp.........................................  63,036     659,357
#   j2 Global, Inc.................................... 112,060   7,889,024
    Jabil Circuit, Inc................................ 466,651   9,449,683
    Jack Henry & Associates, Inc...................... 133,076   9,296,689
#*  JDS Uniphase Corp................................. 380,031   4,214,544
    Juniper Networks, Inc............................. 304,260   8,647,069
*   Kemet Corp........................................  66,332     154,554
*   Key Tronic Corp...................................  14,320     143,343
*   Keysight Technologies, Inc........................ 200,224   6,114,841
*   Kimball Electronics, Inc..........................  38,844     520,898
    KLA-Tencor Corp................................... 130,177   6,905,890
#*  Knowles Corp......................................  65,185   1,241,774
#*  Kopin Corp........................................ 102,311     304,887
*   Kulicke & Soffa Industries, Inc................... 218,968   2,279,457
*   KVH Industries, Inc...............................  26,931     330,713
#   Lam Research Corp................................. 151,919  11,678,014
*   Lattice Semiconductor Corp........................ 253,762   1,248,509
    Leidos Holdings, Inc..............................  95,594   3,900,235
    Lexmark International, Inc. Class A............... 162,934   5,538,127
#*  LGL Group, Inc. (The).............................   2,633      11,506
*   Limelight Networks, Inc........................... 175,465     661,503
    Linear Technology Corp............................ 111,337   4,564,817
*   LinkedIn Corp. Class A............................   7,704   1,565,915
*   Lionbridge Technologies, Inc...................... 151,376     890,091
*   Liquidity Services, Inc...........................  11,169     100,298
    Littelfuse, Inc...................................  41,426   3,811,192
*   LoJack Corp.......................................  43,904     154,103
#*  Luna Innovations, Inc.............................   4,551       5,325
#*  M/A-COM Technology Solutions Holdings, Inc........  67,351   2,270,402
#*  Magnachip Semiconductor Corp......................  61,702     528,169
*   Manhattan Associates, Inc......................... 151,364   9,811,414
    ManTech International Corp. Class A...............  59,589   1,776,348
    Marchex, Inc. Class B.............................  38,409     176,681
    Marvell Technology Group, Ltd..................... 501,434   6,237,839
    MasterCard, Inc. Class A.......................... 206,876  20,149,722
#*  Mattersight Corp..................................   5,001      32,757
*   Mattson Technology, Inc........................... 127,861     365,682
    Maxim Integrated Products, Inc.................... 114,934   3,912,353
    MAXIMUS, Inc...................................... 160,389  10,940,134
*   MaxLinear, Inc. Class A...........................  41,872     455,567
#*  Maxwell Technologies, Inc.........................  55,751     255,897
    Mentor Graphics Corp.............................. 260,881   6,806,385
*   Mercury Systems, Inc..............................  53,792     757,929
#   Mesa Laboratories, Inc............................   6,175     639,360
    Methode Electronics, Inc..........................  87,133   2,337,778
#   Micrel, Inc.......................................  97,988   1,366,933

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
#   Microchip Technology, Inc.........................   308,351 $ 13,209,757
#*  Micron Technology, Inc............................   854,283   15,812,778
*   Microsemi Corp....................................   193,356    6,369,147
    Microsoft Corp.................................... 3,300,822  154,148,387
*   MicroStrategy, Inc. Class A.......................     4,140      843,939
#   MKS Instruments, Inc..............................   108,421    3,848,946
    MOCON, Inc........................................     8,521      134,461
#*  ModusLink Global Solutions, Inc...................   102,090      331,793
#*  MoneyGram International, Inc......................    52,535      535,857
    Monolithic Power Systems, Inc.....................    48,565    2,511,296
    Monotype Imaging Holdings, Inc....................    64,910    1,618,206
#*  Monster Worldwide, Inc............................   277,780    1,958,349
#*  MoSys, Inc........................................    65,993       91,730
    Motorola Solutions, Inc...........................    51,737    3,112,498
    MTS Systems Corp..................................    34,725    2,243,582
*   Multi-Fineline Electronix, Inc....................    50,352      899,287
*   Nanometrics, Inc..................................    47,316      647,283
*   NAPCO Security Technologies, Inc..................    17,222      101,265
    National Instruments Corp.........................   137,140    3,971,574
    NCI, Inc. Class A.................................    11,541      129,836
*   NCR Corp..........................................   339,702    9,355,393
*   NeoPhotonics Corp.................................    26,812      237,554
    NetApp, Inc.......................................   323,751   10,084,844
*   NETGEAR, Inc......................................    76,789    2,571,664
*   Netscout Systems, Inc.............................    69,780    2,782,826
#*  NetSuite, Inc.....................................    15,289    1,511,165
#*  NeuStar, Inc. Class A.............................    56,098    1,731,745
*   Newport Corp......................................    99,066    1,569,205
    NIC, Inc..........................................    75,480    1,361,659
#*  Novatel Wireless, Inc.............................    48,740      120,388
#*  Nuance Communications, Inc........................   556,478   10,088,946
#*  Numerex Corp. Class A.............................    18,298      154,801
#   NVE Corp..........................................     1,115       66,566
#   NVIDIA Corp.......................................   458,835    9,153,758
#*  Oclaro, Inc.......................................   106,869      245,799
*   OmniVision Technologies, Inc......................    90,827    2,217,995
*   ON Semiconductor Corp............................. 1,063,078   11,289,888
*   Onvia, Inc........................................     1,484        6,262
    Optical Cable Corp................................     8,150       27,221
    Oracle Corp....................................... 1,228,996   49,086,100
*   OSI Systems, Inc..................................    42,576    2,987,984
#*  Palo Alto Networks, Inc...........................    13,966    2,595,302
#*  Pandora Media, Inc................................   161,212    2,824,434
*   PAR Technology Corp...............................    17,200       77,228
    Park Electrochemical Corp.........................    30,476      538,206
#   Paychex, Inc......................................   180,784    8,388,378
*   Paycom Software, Inc..............................    39,745    1,271,840
*   PayPal Holdings, Inc..............................   374,607   14,497,291
    PC Connection, Inc................................    47,164    1,046,569
    PC-Tel, Inc.......................................    30,780      216,999
*   PCM, Inc..........................................    16,586      167,021
*   PDF Solutions, Inc................................    64,089      897,887
    Pegasystems, Inc..................................    76,442    2,070,814

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    Perceptron, Inc...................................  10,412 $    91,313
*   Perficient, Inc...................................  72,892   1,183,037
    Pericom Semiconductor Corp........................  43,412     519,642
*   Pfsweb, Inc.......................................  10,443     131,791
*   Photronics, Inc................................... 118,998     981,734
#*  Planar Systems, Inc...............................  34,220     142,355
#   Plantronics, Inc..................................  79,726   4,630,486
*   Plexus Corp.......................................  61,916   2,361,476
*   PMC-Sierra, Inc................................... 348,768   2,375,110
*   Polycom, Inc...................................... 287,070   3,266,857
    Power Integrations, Inc...........................  49,992   1,937,690
*   PRGX Global, Inc..................................  39,286     164,215
*   Progress Software Corp............................  83,102   2,466,467
*   PTC, Inc.......................................... 162,390   5,902,876
    QAD, Inc. Class A.................................  20,379     543,916
    QAD, Inc. Class B.................................   5,440     116,579
#*  QLIK Technologies, Inc............................  28,926   1,170,346
*   QLogic Corp....................................... 168,301   1,492,830
*   Qorvo, Inc........................................ 226,537  13,127,819
    QUALCOMM, Inc..................................... 416,464  26,816,117
*   Qualstar Corp.....................................   8,094       8,256
#*  Quantum Corp...................................... 228,157     241,846
*   QuinStreet, Inc...................................  19,866     115,620
*   Qumu Corp.........................................  13,779      74,407
*   Rackspace Hosting, Inc............................ 215,910   7,347,417
*   Radisys Corp......................................  40,860     116,860
#*  Rambus, Inc....................................... 204,556   2,677,638
#*  RealD, Inc........................................  42,908     538,495
*   RealNetworks, Inc................................. 173,849     813,613
*   RealPage, Inc.....................................   5,623     107,962
*   Red Hat, Inc......................................  60,958   4,820,559
    Reis, Inc.........................................  16,269     397,940
#*  Relm Wireless Corp................................   4,040      13,784
*   RetailMeNot, Inc..................................   6,507      98,581
#   RF Industries, Ltd................................  10,694      45,663
    Richardson Electronics, Ltd.......................  20,031     131,604
#*  Rightside Group, Ltd..............................   9,831      70,292
*   Rofin-Sinar Technologies, Inc.....................  52,438   1,307,804
*   Rogers Corp.......................................  35,079   1,963,372
#*  Rosetta Stone, Inc................................  37,189     270,364
#*  Rovi Corp......................................... 210,573   2,314,197
#*  Rubicon Technology, Inc...........................  33,298      58,937
#*  Ruckus Wireless, Inc.............................. 110,643   1,364,228
*   Rudolph Technologies, Inc.........................  76,648     859,991
    Sabre Corp........................................  95,782   2,547,801
*   Salesforce.com, Inc...............................  50,500   3,701,650
    SanDisk Corp...................................... 127,361   7,678,595
*   Sanmina Corp...................................... 194,142   4,284,714
*   ScanSource, Inc...................................  53,324   2,017,247
    Science Applications International Corp...........  96,785   5,195,419
*   SciQuest, Inc.....................................   5,408      64,301
#*  Seachange International, Inc...................... 101,713     700,803
#   Seagate Technology P.L.C.......................... 164,496   8,323,498

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
#*  Selectica, Inc....................................     538 $     2,324
#*  Semtech Corp...................................... 112,619   1,980,968
#*  ServiceNow, Inc...................................  22,553   1,815,517
#*  ServiceSource International, Inc..................   7,645      40,519
*   Sevcon, Inc.......................................   1,585      15,470
*   ShoreTel, Inc..................................... 105,263     746,315
#*  Shutterstock, Inc.................................  17,127     915,096
*   Sigma Designs, Inc................................  80,195     831,622
#*  Silicon Graphics International Corp...............  34,406     175,815
#*  Silicon Laboratories, Inc.........................  72,009   3,239,685
    Skyworks Solutions, Inc........................... 272,631  26,082,608
*   SMTC Corp.........................................   1,900       3,192
*   SolarWinds, Inc...................................  56,267   2,244,491
    Solera Holdings, Inc..............................  82,045   3,002,027
*   Sonic Foundry, Inc................................     619       3,825
#*  Sonus Networks, Inc...............................  98,173     792,256
#*  Splunk, Inc.......................................  20,942   1,464,683
    SS&C Technologies Holdings, Inc................... 138,905   9,449,707
*   Stamps.com, Inc...................................  33,028   2,265,721
*   StarTek, Inc......................................  16,081      60,465
#*  Stratasys, Ltd....................................  76,715   2,357,452
#*  SunEdison, Inc.................................... 226,773   5,279,275
#*  SunPower Corp..................................... 280,359   7,578,104
#*  Super Micro Computer, Inc.........................  77,298   2,061,538
#*  support.com, Inc..................................  85,790     103,806
*   Sykes Enterprises, Inc............................  99,698   2,430,637
    Symantec Corp..................................... 773,747  17,595,007
#*  Synaptics, Inc....................................  77,012   6,113,213
#*  Synchronoss Technologies, Inc.....................  79,920   3,820,176
#   SYNNEX Corp.......................................  88,024   6,657,255
*   Synopsys, Inc..................................... 114,012   5,796,370
*   Syntel, Inc.......................................  83,242   3,636,843
*   Tableau Software, Inc. Class A....................  13,101   1,372,199
#*  Take-Two Interactive Software, Inc................ 123,987   3,915,509
*   Tangoe, Inc.......................................   9,961     109,770
    TE Connectivity, Ltd.............................. 262,419  15,986,565
#*  Tech Data Corp.................................... 109,568   6,391,101
*   TechTarget, Inc...................................   1,901      16,463
*   TeleCommunication Systems, Inc. Class A...........  87,115     319,712
#*  Telenav, Inc......................................  80,833     565,831
    TeleTech Holdings, Inc............................ 105,622   2,865,525
#*  Teradata Corp..................................... 219,361   8,140,487
    Teradyne, Inc..................................... 456,435   8,790,938
    Tessco Technologies, Inc..........................  14,125     348,464
    Tessera Technologies, Inc......................... 161,931   5,612,528
    Texas Instruments, Inc............................ 310,900  15,538,782
    TheStreet, Inc....................................  30,782      57,870
*   TiVo, Inc......................................... 229,726   2,288,071
    Total System Services, Inc........................ 304,233  14,061,649
    Transact Technologies, Inc........................  12,325      90,712
#*  Travelzoo, Inc....................................   4,284      38,299
*   Trimble Navigation, Ltd........................... 111,327   2,571,654
*   Trio Tech International...........................   3,963      11,889

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   TSR, Inc..........................................       751 $        3,094
#*  TTM Technologies, Inc.............................   190,842      1,742,387
#*  Twitter, Inc......................................    11,007        341,327
*   Tyler Technologies, Inc...........................    36,620      5,109,955
#   Ubiquiti Networks, Inc............................    22,627        729,042
*   Ultimate Software Group, Inc. (The)...............    21,300      3,923,673
#*  Ultra Clean Holdings, Inc.........................    33,882        256,826
#*  Ultratech, Inc....................................    63,747      1,014,852
#*  Unisys Corp.......................................    75,416      1,196,852
*   United Online, Inc................................    33,904        471,266
*   Universal Security Instruments, Inc...............     1,873         11,238
#*  Unwired Planet, Inc...............................    83,139         52,211
#*  USA Technologies, Inc.............................    16,331         55,035
*   Vantiv, Inc. Class A..............................   185,507      8,162,308
#*  VASCO Data Security International, Inc............     8,776        178,943
#*  Veeco Instruments, Inc............................    77,922      2,016,621
#*  VeriFone Systems, Inc.............................   212,365      6,833,906
*   Verint Systems, Inc...............................    83,483      4,860,380
#*  VeriSign, Inc.....................................    41,876      2,970,683
#*  ViaSat, Inc.......................................    82,003      5,084,186
    Vicon Industries, Inc.............................     3,400          4,590
#*  Video Display Corp................................    10,670         10,670
*   Virtusa Corp......................................    54,146      2,595,759
#   Visa, Inc. Class A................................   547,188     41,225,144
#   Vishay Intertechnology, Inc.......................   237,364      2,724,939
*   Vishay Precision Group, Inc.......................    24,604        343,472
*   VMware, Inc. Class A..............................     8,843        788,177
    Wayside Technology Group, Inc.....................     5,310        103,492
*   Web.com Group, Inc................................   131,212      3,265,867
#*  WebMD Health Corp.................................    59,553      2,595,320
*   Westell Technologies, Inc. Class A................    72,666         88,653
    Western Digital Corp..............................   161,071     13,861,770
#   Western Union Co. (The)...........................   263,474      5,332,714
#*  WEX, Inc..........................................    81,279      8,293,709
*   Wireless Telecom Group, Inc.......................     9,995         20,490
#*  Workday, Inc. Class A.............................    11,600        978,228
#*  Xcerra Corp.......................................    93,311        586,460
    Xerox Corp........................................ 1,425,143     15,705,076
    Xilinx, Inc.......................................   281,113     11,736,468
*   XO Group, Inc.....................................    48,011        712,003
*   Yahoo!, Inc.......................................   320,401     11,749,105
*   Zebra Technologies Corp. Class A..................    86,754      9,337,333
#*  Zillow Group, Inc. Class A........................    10,342        842,873
*   Zix Corp..........................................   103,966        507,354
#*  Zynga, Inc. Class A............................... 1,604,858      3,980,048
                                                                 --------------
Total Information Technology..........................            2,485,266,914
                                                                 --------------
Materials -- (4.2%)
    A Schulman, Inc...................................    61,154      2,276,763
*   AEP Industries, Inc...............................    15,031        726,749
    Air Products & Chemicals, Inc.....................    66,635      9,496,154
    Airgas, Inc.......................................   100,607     10,263,926
#   Albemarle Corp....................................   112,034      6,072,243

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Materials -- (Continued)
    Alcoa, Inc........................................ 1,049,992 $10,363,418
#   Allegheny Technologies, Inc.......................   205,814   4,387,954
#*  AM Castle & Co....................................    37,054     105,604
*   American Biltrite, Inc............................        36      14,760
#   American Vanguard Corp............................    66,548     853,145
    Ampco-Pittsburgh Corp.............................    14,266     189,880
    AptarGroup, Inc...................................   143,819   9,749,490
    Ashland, Inc......................................    66,271   7,576,101
    Avery Dennison Corp...............................   250,014  15,213,352
    Axiall Corp.......................................   137,398   4,043,623
#   Balchem Corp......................................    55,853   3,165,190
    Ball Corp.........................................    64,595   4,382,125
    Bemis Co., Inc....................................   253,464  11,296,890
*   Berry Plastics Group, Inc.........................   138,004   4,493,410
*   Boise Cascade Co..................................   103,921   3,448,099
    Cabot Corp........................................   117,863   4,146,420
    Calgon Carbon Corp................................   112,268   1,986,021
#   Carpenter Technology Corp.........................    97,596   3,663,754
#   Celanese Corp. Series A...........................   206,798  13,632,124
#*  Century Aluminum Co...............................   199,378   1,858,203
    CF Industries Holdings, Inc.......................   393,730  23,308,816
#   Chase Corp........................................    12,541     479,442
    Chemours Co. (The)................................    64,406     703,314
*   Chemtura Corp.....................................   184,872   5,071,039
*   Clearwater Paper Corp.............................    37,755   2,221,882
*   Codexis, Inc......................................    13,246      43,050
#*  Coeur d'Alene Mines Corp..........................   298,246   1,052,808
    Commercial Metals Co..............................   329,583   5,078,874
    Compass Minerals International, Inc...............    80,472   6,437,760
#*  Contango ORE, Inc.................................     1,821       7,967
*   Core Molding Technologies, Inc....................    18,051     344,413
*   Crown Holdings, Inc...............................    56,055   2,887,393
    Cytec Industries, Inc.............................   163,349  12,125,396
#   Deltic Timber Corp................................    19,817   1,286,123
    Domtar Corp.......................................   151,432   6,157,225
    Dow Chemical Co. (The)............................   780,341  36,722,847
#   Eagle Materials, Inc..............................    94,274   7,272,296
    Eastman Chemical Co...............................   219,523  17,210,603
    Ecolab, Inc.......................................   103,663  12,005,212
    EI du Pont de Nemours & Co........................   257,634  14,365,672
*   Ferro Corp........................................   292,673   4,065,228
#*  Flotek Industries, Inc............................    98,253   1,682,091
#   FMC Corp..........................................    61,535   2,986,909
    Freeport-McMoRan, Inc.............................   500,701   5,883,237
    Friedman Industries, Inc..........................    13,567      78,824
    FutureFuel Corp...................................    66,847     764,730
*   General Moly, Inc.................................    10,045       5,625
    Globe Specialty Metals, Inc.......................   159,305   2,459,669
    Graphic Packaging Holding Co......................   960,357  14,501,391
#   Greif, Inc. Class A...............................    45,887   1,422,038
#   Greif, Inc. Class B...............................    28,377   1,081,731
*   Handy & Harman, Ltd...............................     2,707      80,127
    Hawkins, Inc......................................    18,166     662,696

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
    Haynes International, Inc.........................  23,455 $   998,479
    HB Fuller Co......................................  91,330   3,658,680
*   Headwaters, Inc................................... 138,889   2,640,280
#   Hecla Mining Co................................... 536,264   1,126,154
#*  Horsehead Holding Corp............................  93,999     778,312
#   Huntsman Corp..................................... 552,145  10,490,755
    Innophos Holdings, Inc............................  46,315   2,384,296
    Innospec, Inc.....................................  50,555   2,186,504
    International Flavors & Fragrances, Inc...........  35,484   4,101,596
    International Paper Co............................ 427,404  20,459,829
#*  Intrepid Potash, Inc.............................. 102,060     871,592
#   Kaiser Aluminum Corp..............................  29,817   2,518,046
    KapStone Paper and Packaging Corp................. 307,674   7,199,572
    KMG Chemicals, Inc................................  25,970     566,925
    Koppers Holdings, Inc.............................  31,360     636,608
*   Kraton Performance Polymers, Inc..................  66,339   1,361,276
#   Kronos Worldwide, Inc.............................  91,540     900,754
#*  Louisiana-Pacific Corp............................ 281,211   4,145,050
#*  LSB Industries, Inc...............................  45,841   1,691,991
    LyondellBasell Industries NV Class A.............. 200,783  18,839,469
#   Martin Marietta Materials, Inc....................  59,255   9,292,369
    Materion Corp.....................................  51,819   1,585,661
#   McEwen Mining, Inc................................ 271,668     198,318
#*  Mercer International, Inc......................... 115,816   1,400,215
    Minerals Technologies, Inc........................  64,690   4,188,678
    Monsanto Co....................................... 169,464  17,266,687
    Mosaic Co. (The).................................. 420,156  18,041,499
    Myers Industries, Inc.............................  87,859   1,329,307
    Neenah Paper, Inc.................................  53,429   3,236,729
#   NewMarket Corp....................................  16,011   6,367,735
    Newmont Mining Corp............................... 642,946  11,039,383
    Noranda Aluminum Holding Corp.....................  66,415      43,170
*   Northern Technologies International Corp..........   5,900      95,875
    Nucor Corp........................................ 302,367  13,346,479
#   Olin Corp......................................... 176,516   4,058,103
    Olympic Steel, Inc................................  22,819     276,566
    OM Group, Inc.....................................  51,767   1,753,866
*   OMNOVA Solutions, Inc.............................  74,995     485,218
*   Owens-Illinois, Inc............................... 424,887   9,071,337
    Packaging Corp. of America........................ 147,336  10,429,915
    PH Glatfelter Co..................................  77,433   1,580,408
*   Platform Specialty Products Corp.................. 251,157   5,844,423
#   PolyOne Corp...................................... 189,289   6,486,934
    PPG Industries, Inc...............................  46,598   5,050,291
    Praxair, Inc......................................  84,643   9,661,152
    Quaker Chemical Corp..............................  30,464   2,824,013
*   Real Industry, Inc................................   4,476      51,071
    Reliance Steel & Aluminum Co...................... 163,361   9,899,677
#*  Rentech, Inc...................................... 296,041     225,376
#*  Resolute Forest Products, Inc.....................  20,278     200,347
#   Royal Gold, Inc................................... 129,541   6,531,457
#   RPM International, Inc............................  90,395   4,236,814
#   Schnitzer Steel Industries, Inc. Class A..........  78,824   1,238,325

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
            Schweitzer-Mauduit International, Inc.......    58,842 $  2,336,027
            Scotts Miracle-Gro Co. (The) Class A........    92,636    5,594,288
            Sealed Air Corp.............................   185,920    9,885,366
            Sensient Technologies Corp..................    90,101    6,162,007
            Sherwin-Williams Co. (The)..................    19,100    5,305,216
            Sigma-Aldrich Corp..........................    22,268    3,108,835
            Silgan Holdings, Inc........................   120,214    6,427,843
            Sonoco Products Co..........................   210,276    8,680,193
#           Southern Copper Corp........................    36,549    1,018,255
            Steel Dynamics, Inc.........................   543,691   10,890,131
            Stepan Co...................................    38,354    1,879,730
#*          Stillwater Mining Co........................   209,126    1,990,880
            SunCoke Energy, Inc.........................   139,839    1,718,621
            Synalloy Corp...............................    11,060      130,619
#           TimkenSteel Corp............................    66,112    1,231,667
#*          Trecora Resources...........................    13,281      185,403
            Tredegar Corp...............................    37,851      638,168
            Tronox, Ltd. Class A........................    96,273    1,057,078
            United States Lime & Minerals, Inc..........     8,788      474,552
#           United States Steel Corp....................   273,594    5,326,875
#*          Universal Stainless & Alloy Products, Inc...    10,522      142,152
#*          US Concrete, Inc............................    39,862    1,687,358
#           Valhi, Inc..................................    92,519      411,710
            Valspar Corp. (The).........................    67,225    5,598,498
            Vulcan Materials Co.........................   127,191   11,576,925
#           Wausau Paper Corp...........................    93,642      827,795
            Westlake Chemical Corp......................   160,950   10,054,547
*           WestRock Co.................................   185,675   11,708,666
            Worthington Industries, Inc.................   154,045    4,168,458
*           WR Grace & Co...............................    39,559    3,992,690
                                                                   ------------
Total Materials.........................................            702,965,945
                                                                   ------------
Other -- (0.0%)
(degrees)   Capital Properties, Inc., 5.000%............     1,260        1,227
(degrees)*  Concord Camera Corp. Escrow Shares..........     2,339           --
(degrees)*  FRD Acquisition Co. Escrow Shares...........     4,235           --
(degrees)*  Gerber Scientific, Inc. Escrow Shares.......    30,731           --
(degrees)*  Softbrands, Inc. Escrow Shares..............    14,700           --
                                                                   ------------
Total Other.............................................                  1,227
                                                                   ------------
Real Estate Investment Trusts -- (0.1%)
            CareTrust REIT, Inc.........................    51,404      667,224
#*          Communications Sales & Leasing, Inc.........   151,741    3,163,800
            Equinix, Inc................................    32,895    9,174,744
                                                                   ------------
Total Real Estate Investment Trusts.....................             13,005,768
                                                                   ------------
Telecommunication Services -- (2.2%)
#*          8x8, Inc....................................    64,500      561,795
*           Alaska Communications Systems Group, Inc....     1,200        2,592
            Alteva, Inc.................................     9,033       33,061
            AT&T, Inc................................... 4,792,502  166,491,522
            Atlantic Tele-Network, Inc..................    26,407    1,868,031

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Telecommunication Services -- (Continued)
#*  Boingo Wireless, Inc..............................    61,415 $    597,568
    CenturyLink, Inc..................................   519,435   14,855,841
*   Cincinnati Bell, Inc..............................   442,637    1,730,711
#   Cogent Communications Holdings, Inc...............    77,790    2,472,944
#   Consolidated Communications Holdings, Inc.........   103,392    2,060,602
*   FairPoint Communications, Inc.....................     9,477      157,508
#   Frontier Communications Corp...................... 2,117,132    9,992,863
*   General Communication, Inc. Class A...............   104,161    1,916,562
*   Hawaiian Telcom Holdco, Inc.......................       367        9,138
    IDT Corp. Class B.................................    72,282    1,230,240
    Inteliquent, Inc..................................   135,294    2,462,351
#*  Intelsat SA.......................................    13,513      128,509
#*  Iridium Communications, Inc.......................   104,650      776,503
*   Level 3 Communications, Inc.......................   282,798   14,281,299
    Lumos Networks Corp...............................    36,481      509,275
#   NTELOS Holdings Corp..............................    46,476      296,982
#*  ORBCOMM, Inc......................................    89,315      550,180
*   Premiere Global Services, Inc.....................    96,313    1,039,217
*   SBA Communications Corp. Class A..................    60,940    7,356,677
#   Shenandoah Telecommunications Co..................    89,322    3,070,890
    Spok Holdings, Inc................................    40,271      673,734
#*  Sprint Corp.......................................   999,456    3,368,167
#*  Straight Path Communications, Inc. Class B........    15,596      367,598
*   T-Mobile US, Inc..................................   227,538    9,251,695
    Telephone & Data Systems, Inc.....................   215,188    6,328,679
#*  United States Cellular Corp.......................    49,931    1,858,432
    Verizon Communications, Inc....................... 2,221,985  103,966,678
*   Vonage Holdings Corp..............................   375,899    2,401,995
#   Windstream Holdings, Inc..........................   252,776    1,225,963
                                                                 ------------
Total Telecommunication Services......................            363,895,802
                                                                 ------------
Utilities -- (1.9%)
    AES Corp..........................................   363,859    4,657,395
    AGL Resources, Inc................................   124,753    5,998,124
#   ALLETE, Inc.......................................    78,524    3,791,924
    Alliant Energy Corp...............................    40,768    2,507,640
    Ameren Corp.......................................    72,928    2,995,882
    American Electric Power Co., Inc..................    88,791    5,022,907
    American States Water Co..........................    62,455    2,407,640
    American Water Works Co., Inc.....................    68,777    3,570,214
#   Aqua America, Inc.................................   185,512    4,719,425
#   Artesian Resources Corp. Class A..................     6,572      141,758
    Atmos Energy Corp.................................    97,966    5,417,520
#   Avista Corp.......................................   102,707    3,391,385
#   Black Hills Corp..................................    71,264    2,968,858
    California Water Service Group....................    77,740    1,673,742
*   Calpine Corp......................................   596,739   10,920,324
    CenterPoint Energy, Inc...........................   121,531    2,350,410
    Chesapeake Utilities Corp.........................    28,885    1,485,267
    Cleco Corp........................................    53,705    2,923,163
    CMS Energy Corp...................................   103,097    3,532,103
#   Connecticut Water Service, Inc....................    20,481      697,173
#   Consolidated Edison, Inc..........................   105,542    6,711,416

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Utilities -- (Continued)
    Consolidated Water Co., Ltd.......................  20,526 $  248,365
    Delta Natural Gas Co., Inc........................   5,930    119,608
    Dominion Resources, Inc........................... 107,595  7,714,561
    DTE Energy Co.....................................  56,384  4,536,657
    Duke Energy Corp.................................. 131,282  9,743,750
*   Dynegy, Inc....................................... 239,274  6,233,088
    Edison International..............................  61,989  3,719,960
    El Paso Electric Co...............................  64,828  2,361,684
    Empire District Electric Co. (The)................  71,089  1,635,758
#   Entergy Corp......................................  61,772  4,387,047
    Eversource Energy................................. 114,451  5,690,504
    Exelon Corp....................................... 163,012  5,231,055
    FirstEnergy Corp.................................. 152,074  5,164,433
    Gas Natural, Inc..................................   5,156     51,715
#   Genie Energy, Ltd. Class B........................  32,165    332,908
#   Great Plains Energy, Inc.......................... 151,470  3,954,882
    Hawaiian Electric Industries, Inc................. 104,140  3,118,993
#   IDACORP, Inc......................................  73,486  4,564,215
    ITC Holdings Corp................................. 144,332  4,875,535
#   Laclede Group, Inc. (The).........................  71,074  3,845,814
#   MDU Resources Group, Inc..........................  97,688  1,905,893
    MGE Energy, Inc...................................  47,142  1,870,595
#   Middlesex Water Co................................  21,748    494,549
#   National Fuel Gas Co..............................  72,788  3,935,647
    New Jersey Resources Corp......................... 140,267  4,053,716
    NextEra Energy, Inc...............................  83,191  8,751,693
    NiSource, Inc..................................... 252,519  4,408,982
#   Northwest Natural Gas Co..........................  42,764  1,851,254
#   NorthWestern Corp.................................  76,262  4,105,946
#   NRG Energy, Inc................................... 288,306  6,472,470
#   NRG Yield, Inc. Class A...........................  31,446    619,801
#   NRG Yield, Inc. Class C...........................  31,446    606,593
#   OGE Energy Corp...................................  67,992  2,023,442
#   ONE Gas, Inc......................................  85,597  3,854,433
#   Ormat Technologies, Inc...........................  66,303  2,697,206
#   Otter Tail Corp...................................  52,734  1,366,865
#   Pattern Energy Group, Inc.........................  75,810  1,852,038
    Pepco Holdings, Inc............................... 118,685  3,166,516
    PG&E Corp.........................................  92,086  4,835,436
    Piedmont Natural Gas Co., Inc..................... 117,994  4,484,952
    Pinnacle West Capital Corp........................  39,474  2,435,940
    PNM Resources, Inc................................ 131,119  3,458,919
    Portland General Electric Co...................... 129,197  4,652,384
    PPL Corp.......................................... 125,181  3,982,008
    Public Service Enterprise Group, Inc.............. 103,424  4,309,678
    Questar Corp...................................... 212,969  4,715,134
    RGC Resources, Inc................................   2,942     59,281
#   SCANA Corp........................................  36,709  2,011,653
    Sempra Energy.....................................  44,143  4,492,874
    SJW Corp..........................................  37,083  1,106,928
    South Jersey Industries, Inc...................... 112,254  2,721,037
#   Southern Co. (The)................................ 161,326  7,216,112
    Southwest Gas Corp................................  75,083  4,230,176

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
*            Talen Energy Corp.....................      13,549 $       213,126
#            TECO Energy, Inc......................     228,309       5,050,195
             UGI Corp..............................     413,420      15,106,367
#            UIL Holdings Corp.....................      87,236       4,182,094
             Unitil Corp...........................      27,022         960,632
             Vectren Corp..........................      76,929       3,238,711
             WEC Energy Group, Inc.................     124,900       6,120,100
             Westar Energy, Inc....................     123,991       4,668,261
#            WGL Holdings, Inc.....................      81,879       4,577,036
             Xcel Energy, Inc......................     188,713       6,542,680
#            York Water Co. (The)..................      17,033         363,484
                                                                ---------------
Total Utilities....................................                 315,187,639
                                                                ---------------
TOTAL COMMON STOCKS................................              14,892,219,550
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares.............       1,977              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights..............................       7,309              --
(degrees)*   Community Health Systems, Inc. Rights
               01/04/16............................     396,076           5,347
(degrees)*   Furiex Pharmaceuticals Contingent
               Value Rights........................      14,153         138,275
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights.............      89,942         226,654
(degrees)#*  Magnum Hunter Resources Corp.
               Warrants 04/15/16...................      22,231              --
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights..............................     240,783         244,371
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights..............................     240,783          11,750
TOTAL RIGHTS/WARRANTS..............................                     626,397
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
             State Street Institutional Liquid
               Reserves, 0.114%....................  21,768,459      21,768,459
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@         DFA Short Term Investment Fund........ 153,825,077   1,779,756,143
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,209,537,818)^^.........................             $16,694,370,549
                                                                ===============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                  --------------- -------------- ------- ---------------
Common Stocks....................
   Consumer Discretionary........ $ 2,313,289,675 $        4,956   --    $ 2,313,294,631
   Consumer Staples..............     936,575,171             --   --        936,575,171
   Energy........................   1,279,897,989             --   --      1,279,897,989
   Financials....................   2,571,380,749              1   --      2,571,380,750
   Health Care...................   1,769,764,614             --   --      1,769,764,614
   Industrials...................   2,140,982,484            616   --      2,140,983,100
   Information Technology........   2,485,266,914             --   --      2,485,266,914
   Materials.....................     702,965,945             --   --        702,965,945
   Other.........................              --          1,227   --              1,227
   Real Estate Investment Trusts.      13,005,768             --   --         13,005,768
   Telecommunication Services....     363,895,802             --   --        363,895,802
   Utilities.....................     315,187,639             --   --        315,187,639
Preferred Stocks.................
   Other.........................              --             --   --                 --
Rights/Warrants..................              --        626,397   --            626,397
Temporary Cash Investments.......      21,768,459             --   --         21,768,459
Securities Lending Collateral....              --  1,779,756,143   --      1,779,756,143
                                  --------------- --------------   --    ---------------
TOTAL............................ $14,913,981,209 $1,780,389,340   --    $16,694,370,549
                                  =============== ==============   ==    ===============

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- ----------
COMMON STOCKS -- (88.1%)

Consumer Discretionary -- (13.2%)
*   1-800-Flowers.com, Inc. Class A...................  56,077 $  557,966
    A. H. Belo Corp. Class A..........................  24,143    124,336
    Aaron's, Inc...................................... 100,074  3,700,737
#   Abercrombie & Fitch Co. Class A...................  50,447  1,013,480
    Advance Auto Parts, Inc...........................   5,868  1,022,264
#*  Aeropostale, Inc..................................  25,947     39,180
*   Ambassadors Group, Inc............................  17,553     40,723
    AMC Entertainment Holdings, Inc. Class A..........  10,793    348,074
#*  AMC Networks, Inc. Class A........................   7,802    657,084
    AMCON Distributing Co.............................     438     36,179
*   America's Car-Mart, Inc...........................  13,372    618,589
*   American Axle & Manufacturing Holdings, Inc.......  22,511    449,770
#   American Eagle Outfitters, Inc.................... 228,899  4,062,957
*   American Public Education, Inc....................  17,339    448,560
*   ANN, Inc..........................................  60,705  2,777,254
*   Apollo Education Group, Inc. Class A..............  84,082  1,077,090
    Aramark...........................................  14,204    451,971
    Arctic Cat, Inc...................................  15,259    436,560
    Ark Restaurants Corp..............................   3,403     82,863
*   Asbury Automotive Group, Inc......................  29,653  2,618,360
#*  Ascena Retail Group, Inc.......................... 260,517  3,261,673
#*  Ascent Capital Group, Inc. Class A................  14,365    560,666
#   Autoliv, Inc......................................   8,259    868,847
*   AutoNation, Inc...................................  24,334  1,516,982
*   Ballantyne Strong, Inc............................  17,594     80,053
*   Barnes & Noble, Inc............................... 124,540  3,274,157
    Bassett Furniture Industries, Inc.................  10,687    350,427
    Beasley Broadcast Group, Inc. Class A.............   6,377     27,644
#*  Beazer Homes USA, Inc.............................  16,707    320,440
#   bebe stores, Inc..................................  95,928    176,508
#*  Bed Bath & Beyond, Inc............................  22,913  1,494,615
*   Belmond, Ltd. Class A............................. 131,302  1,590,067
#   Best Buy Co., Inc.................................  56,545  1,825,838
    Big 5 Sporting Goods Corp.........................  29,410    323,804
#   Big Lots, Inc.....................................  60,526  2,613,513
*   Biglari Holdings, Inc.............................     154     66,961
#*  BJ's Restaurants, Inc.............................  35,760  1,843,786
    Bloomin' Brands, Inc..............................  96,314  2,243,153
#*  Blue Nile, Inc....................................   5,351    169,734
*   Blyth, Inc........................................  16,340     75,327
    Bob Evans Farms, Inc..............................  33,622  1,678,410
#   Bon-Ton Stores, Inc. (The)........................  16,943     74,041
*   Books-A-Million, Inc..............................  13,630     43,889
    BorgWarner, Inc...................................  21,458  1,066,677
    Bowl America, Inc. Class A........................   2,839     41,307
*   Boyd Gaming Corp..................................  57,508    982,812
*   Bravo Brio Restaurant Group, Inc..................  24,257    315,098
*   Bridgepoint Education, Inc........................  32,150    302,853
*   Bright Horizons Family Solutions, Inc.............  12,968    781,192
#   Brinker International, Inc........................  15,655    937,735
#   Brunswick Corp....................................  31,255  1,659,328

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#   Buckle, Inc. (The)................................   9,525 $   421,291
#*  Buffalo Wild Wings, Inc...........................  12,173   2,380,795
*   Build-A-Bear Workshop, Inc........................  21,116     368,474
*   Burlington Stores, Inc............................   6,629     364,860
#*  Cabela's, Inc.....................................  57,032   2,533,932
*   Cable One, Inc....................................   6,442   2,674,847
#   Cablevision Systems Corp. Class A.................  28,203     795,889
#*  CafePress, Inc....................................   1,337       5,843
    Caleres, Inc......................................  58,157   1,921,507
#   Callaway Golf Co.................................. 109,117     999,512
*   Cambium Learning Group, Inc.......................  42,184     198,265
    Canterbury Park Holding Corp......................   4,963      52,657
    Capella Education Co..............................  15,799     813,807
*   Career Education Corp............................. 116,203     369,526
*   CarMax, Inc.......................................  26,062   1,681,260
*   Carmike Cinemas, Inc..............................  27,478     688,324
    Carnival Corp.....................................  35,074   1,869,093
    Carriage Services, Inc............................  25,153     604,427
*   Carrols Restaurant Group, Inc.....................  40,066     441,527
    Carter's, Inc.....................................  18,771   1,903,567
    Cato Corp. (The) Class A..........................  27,535   1,057,619
*   Cavco Industries, Inc.............................  11,760     859,421
    CBS Corp. Class A.................................   4,554     253,794
    CBS Corp. Class B.................................  39,368   2,105,007
#*  Central European Media Enterprises, Ltd. Class A..  32,474      77,938
*   Century Casinos, Inc..............................     834       5,154
*   Charles & Colvard, Ltd............................  21,647      31,172
#*  Charter Communications, Inc. Class A..............     317      58,918
#   Cheesecake Factory, Inc. (The)....................  52,687   3,042,147
    Cherokee, Inc.....................................   3,809     106,919
#   Chico's FAS, Inc.................................. 188,861   2,874,464
    Children's Place, Inc. (The)......................  25,851   1,496,773
#*  Chipotle Mexican Grill, Inc.......................   2,400   1,781,352
    Choice Hotels International, Inc..................   8,184     414,601
*   Christopher & Banks Corp..........................  35,056     113,231
    Churchill Downs, Inc..............................  18,230   2,462,144
#*  Chuy's Holdings, Inc..............................  14,429     409,928
*   Cinedigm Corp.....................................  29,141      18,432
    Cinemark Holdings, Inc............................  48,992   1,933,224
*   Citi Trends, Inc..................................  22,362     532,439
    Clear Channel Outdoor Holdings, Inc. Class A......  28,382     274,170
    ClubCorp Holdings, Inc............................  33,319     776,999
    Coach, Inc........................................  23,907     745,898
*   Coast Distribution System, Inc. (The).............   1,632       8,927
    Collectors Universe, Inc..........................   4,977     100,336
    Columbia Sportswear Co............................  55,820   3,993,363
    Comcast Corp. Class A............................. 404,565  25,248,902
#   Comcast Corp. Special Class A.....................  97,459   6,075,594
#*  Conn's, Inc.......................................  35,937   1,240,545
    Cooper Tire & Rubber Co...........................  89,842   2,958,497
*   Cooper-Standard Holding, Inc......................   2,551     164,029
    Core-Mark Holding Co., Inc........................  25,326   1,609,974
#   Cracker Barrel Old Country Store, Inc.............  11,839   1,798,226

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
#*  Crocs, Inc........................................  85,576 $1,346,110
*   Crown Media Holdings, Inc. Class A................  29,665    132,603
    CSS Industries, Inc...............................   4,800    136,272
    CST Brands, Inc...................................  73,386  2,779,862
    Culp, Inc.........................................  14,287    432,182
*   Cumulus Media, Inc. Class A.......................  94,582    156,060
    Dana Holding Corp.................................  96,609  1,793,063
    Darden Restaurants, Inc...........................  25,521  1,882,429
#*  Deckers Outdoor Corp..............................   9,729    709,050
*   Del Frisco's Restaurant Group, Inc................  22,592    360,342
*   Delta Apparel, Inc................................  11,681    143,560
*   Denny's Corp......................................  28,906    339,935
    Destination Maternity Corp........................  13,230    130,580
#*  Destination XL Group, Inc.........................  61,304    299,777
#   DeVry Education Group, Inc........................  69,746  2,118,883
#*  Diamond Resorts International, Inc................  14,981    469,505
    Dick's Sporting Goods, Inc........................  14,889    759,041
    Dillard's, Inc. Class A...........................  46,706  4,758,407
    DineEquity, Inc...................................  25,794  2,682,834
*   Discovery Communications, Inc.....................  14,257    431,987
#*  Discovery Communications, Inc. Class A............   6,191    204,427
*   Discovery Communications, Inc. Class B............   1,000     33,245
#*  Dixie Group, Inc. (The)...........................   9,314     91,370
    Dollar General Corp...............................  16,141  1,297,252
*   Dollar Tree, Inc..................................  15,737  1,227,958
    Domino's Pizza, Inc...............................   9,600  1,092,864
#*  Dorman Products, Inc..............................  32,268  1,703,105
    DR Horton, Inc....................................  53,784  1,596,847
#*  DreamWorks Animation SKG, Inc. Class A............  73,137  1,763,333
    Drew Industries, Inc..............................  24,209  1,420,100
    DSW, Inc. Class A.................................  43,475  1,413,807
#   Dunkin' Brands Group, Inc.........................  21,533  1,160,413
    Educational Development Corp......................   3,287     15,679
*   Eldorado Resorts, Inc.............................  15,132    127,865
    Emerson Radio Corp................................  22,180     27,947
*   Emmis Communications Corp. Class A................   5,300      7,473
*   Entercom Communications Corp. Class A.............  35,699    375,910
    Entravision Communications Corp. Class A..........  63,721    488,740
    Escalade, Inc.....................................  13,212    228,039
#   Ethan Allen Interiors, Inc........................  38,794  1,171,191
#*  EVINE Live, Inc...................................  44,612     97,700
    EW Scripps Co. (The) Class A......................  77,620  1,705,311
    Expedia, Inc......................................  14,450  1,754,808
*   Express, Inc......................................  51,843    987,091
#*  Famous Dave's Of America, Inc.....................   6,706    119,434
*   Federal-Mogul Holdings Corp.......................  89,444  1,001,773
*   Fiesta Restaurant Group, Inc......................  12,924    751,272
    Finish Line, Inc. (The) Class A...................  64,050  1,760,735
#*  Five Below, Inc...................................  15,817    583,173
    Flanigan's Enterprises, Inc.......................     300      8,856
    Flexsteel Industries, Inc.........................   9,343    372,973
    Foot Locker, Inc..................................  47,947  3,382,661
    Ford Motor Co..................................... 400,098  5,933,453

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
#*  Fossil Group, Inc.................................  12,801 $  880,069
*   Fox Factory Holding Corp..........................   4,122     65,457
*   Francesca's Holdings Corp.........................  24,994    303,927
    Fred's, Inc. Class A..............................  69,104  1,246,636
    Frisch's Restaurants, Inc.........................   5,689    191,719
#*  FTD Cos., Inc.....................................  25,421    740,514
#*  Fuel Systems Solutions, Inc.......................  36,189    225,096
*   Full House Resorts, Inc...........................  15,960     25,057
#*  G-III Apparel Group, Ltd..........................  39,164  2,828,816
#*  Gaiam, Inc. Class A...............................  17,607    122,193
#   GameStop Corp. Class A............................ 131,660  6,036,611
*   Gaming Partners International Corp................   9,358     94,048
*   Gannett Co., Inc..................................  33,036    417,905
#   Gap, Inc. (The)...................................  33,808  1,233,316
    Garmin, Ltd.......................................  10,038    420,693
    General Motors Co................................. 227,533  7,169,565
*   Genesco, Inc......................................  27,196  1,759,309
    Gentex Corp.......................................  93,894  1,509,816
*   Gentherm, Inc.....................................  32,496  1,635,524
    Genuine Parts Co..................................  11,634  1,034,844
    GNC Holdings, Inc. Class A........................  36,283  1,785,486
    Goodyear Tire & Rubber Co. (The)..................  32,300    973,199
#*  Gordmans Stores, Inc..............................   4,385     24,161
    Graham Holdings Co. Class B.......................   6,442  4,442,146
*   Grand Canyon Education, Inc.......................  42,795  1,858,587
*   Gray Television, Inc..............................  85,654  1,446,696
*   Gray Television, Inc. Class A.....................   2,300     33,281
*   Green Brick Partners, Inc.........................  11,355    136,941
    Group 1 Automotive, Inc...........................  38,905  3,772,618
#*  Groupon, Inc......................................  41,824    201,592
#   Guess?, Inc.......................................  78,037  1,708,230
#   H&R Block, Inc....................................  12,252    407,869
    Hanesbrands, Inc..................................  31,600    980,548
    Harley-Davidson, Inc..............................  25,800  1,504,140
    Harman International Industries, Inc..............   6,195    666,954
    Harte-Hanks, Inc.................................. 100,039    469,183
#   Hasbro, Inc.......................................   9,400    740,156
    Haverty Furniture Cos., Inc.......................  27,747    615,428
    Haverty Furniture Cos., Inc. Class A..............   1,796     39,853
*   Helen of Troy, Ltd................................  36,024  3,162,187
#*  hhgregg, Inc......................................  34,055    114,084
#*  Hibbett Sports, Inc...............................  18,537    844,360
*   Hilton Worldwide Holdings, Inc....................   6,400    171,840
    Home Depot, Inc. (The)............................  14,454  1,691,552
    Hooker Furniture Corp.............................  13,082    326,396
*   Horizon Global Corp...............................  13,200    165,264
*   Houghton Mifflin Harcourt Co......................  60,600  1,583,478
    HSN, Inc..........................................  10,725    788,395
#*  Hyatt Hotels Corp. Class A........................   6,444    359,769
#*  Iconix Brand Group, Inc...........................  78,132  1,697,808
*   Insignia Systems, Inc.............................   7,000     18,900
*   Installed Building Products, Inc..................   1,203     32,686
#*  International Game Technology P.L.C...............     291      5,762

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
#   International Speedway Corp. Class A..............  42,262 $1,448,319
    Interpublic Group of Cos., Inc. (The).............  44,149    940,374
#   Interval Leisure Group, Inc.......................  36,954    787,859
*   Intrawest Resorts Holdings, Inc...................   1,179     11,755
*   iRobot Corp.......................................  11,711    360,582
*   Isle of Capri Casinos, Inc........................  13,149    239,838
#*  ITT Educational Services, Inc.....................   2,258      8,309
    Jack in the Box, Inc..............................  10,483    995,885
*   Jaclyn, Inc.......................................     400      2,020
#*  JAKKS Pacific, Inc................................   5,955     58,657
#*  Jamba, Inc........................................  11,874    193,427
*   Jarden Corp.......................................  35,241  1,938,255
#*  JC Penney Co., Inc................................ 237,522  1,957,181
    John Wiley & Sons, Inc. Class A...................  30,440  1,613,624
    John Wiley & Sons, Inc. Class B...................   2,087    111,801
    Johnson Controls, Inc.............................  63,506  2,893,333
    Johnson Outdoors, Inc. Class A....................  14,083    297,151
    Journal Media Group, Inc..........................  29,672    240,046
*   K12, Inc..........................................  39,065    515,267
#*  Kate Spade & Co...................................  13,375    269,105
#   KB Home...........................................  74,081  1,183,814
    Kirkland's, Inc...................................  27,351    746,135
#   Kohl's Corp.......................................  41,214  2,527,242
*   Kona Grill, Inc...................................   8,088    153,996
*   Koss Corp.........................................   4,404     11,098
*   Krispy Kreme Doughnuts, Inc.......................  32,305    602,165
    L Brands, Inc.....................................   6,200    500,464
*   La Quinta Holdings, Inc...........................  23,605    500,898
    La-Z-Boy, Inc.....................................  59,031  1,499,387
*   Lakeland Industries, Inc..........................   5,597     58,769
#*  Lands' End, Inc...................................  12,242    288,666
#   Las Vegas Sands Corp..............................  19,359  1,084,878
*   LeapFrog Enterprises, Inc.........................  77,572     72,825
    Lear Corp.........................................  12,606  1,311,906
#   Leggett & Platt, Inc..............................  22,528  1,077,064
#   Lennar Corp. Class A..............................  19,087  1,012,374
    Lennar Corp. Class B..............................  13,352    585,619
    Libbey, Inc.......................................  42,776  1,591,695
*   Liberty Broadband Corp.(530307206)................     234     12,630
*   Liberty Broadband Corp.(530307305)................  60,719  3,250,288
*   Liberty Broadband Corp. Class A...................  23,906  1,290,207
*   Liberty Interactive Corp. Class B.................   3,831    112,497
*   Liberty Interactive Corp., QVC Group Class
      A(53071M104)....................................  86,201  2,504,139
*   Liberty Interactive Corp., QVC Group Class
      A(531229102)....................................  35,948  1,358,834
*   Liberty Media Corp................................  73,768  2,781,054
*   Liberty Media Corp. Class B.......................     936     35,956
#   Liberty Tax, Inc..................................   4,020    105,565
*   Liberty TripAdvisor Holdings, Inc. Class A........  50,661  1,483,861
*   Liberty TripAdvisor Holdings, Inc. Class B........     436     13,884
*   Liberty Ventures Series A.........................  67,437  2,797,287
*   Liberty Ventures Series B.........................   1,057     44,447
    Lifetime Brands, Inc..............................  15,663    227,740
    Lincoln Educational Services Corp.................  21,067     30,968

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
    Lions Gate Entertainment Corp.....................  11,758 $  460,678
    Lithia Motors, Inc. Class A.......................  25,260  3,023,369
*   Live Nation Entertainment, Inc.................... 183,178  4,802,927
*   LKQ Corp..........................................  56,098  1,764,843
*   Loral Space & Communications, Inc.................   9,446    598,404
    Lowe's Cos., Inc..................................  66,542  4,615,353
*   Luby's, Inc.......................................  40,905    198,389
#*  Lumber Liquidators Holdings, Inc..................   5,098     98,391
*   M/I Homes, Inc....................................  39,336    986,547
#   Macy's, Inc.......................................  32,080  2,215,445
*   Madison Square Garden Co. (The) Class A...........  16,117  1,344,158
    Marcus Corp. (The)................................  21,011    440,391
    Marine Products Corp..............................  28,784    179,324
*   MarineMax, Inc....................................  31,483    568,583
    Marriott Vacations Worldwide Corp.................  40,570  3,391,652
*   Martha Stewart Living Omnimedia, Inc. Class A.....  40,187    243,935
#   Mattel, Inc.......................................  20,217    469,237
*   McClatchy Co. (The) Class A.......................  80,775     65,428
    McDonald's Corp...................................   2,590    258,637
#   MDC Holdings, Inc.................................  96,740  2,888,656
#*  Media General, Inc................................  62,733    995,573
    Men's Wearhouse, Inc. (The).......................  55,918  3,328,239
#   Meredith Corp.....................................  46,674  2,236,618
*   Meritage Homes Corp...............................  64,027  2,887,618
#*  MGM Resorts International......................... 230,692  4,526,177
*   Modine Manufacturing Co...........................  71,998    729,340
*   Mohawk Industries, Inc............................  12,479  2,515,642
*   Monarch Casino & Resort, Inc......................  18,597    346,090
#   Monro Muffler Brake, Inc..........................  20,712  1,310,034
    Morningstar, Inc..................................   3,175    270,478
#*  Motorcar Parts of America, Inc....................  22,740    673,786
    Movado Group, Inc.................................  21,143    535,552
*   Murphy USA, Inc...................................  48,754  2,669,769
    NACCO Industries, Inc. Class A....................   9,015    457,692
    Nathan's Famous, Inc..............................   5,406    166,072
    National American University Holdings, Inc........     579      1,685
    National CineMedia, Inc...........................  30,536    473,308
*   Nautilus, Inc.....................................  36,258    766,132
#*  Nevada Gold & Casinos, Inc........................   1,000      1,620
*   New York & Co., Inc...............................  62,415    140,434
#   New York Times Co. (The) Class A.................. 137,173  1,813,427
    Newell Rubbermaid, Inc............................  19,366    838,160
*   News Corp. Class A................................ 149,836  2,207,084
*   News Corp. Class B................................  56,826    810,907
    Nexstar Broadcasting Group, Inc. Class A..........  10,575    606,582
    NIKE, Inc. Class B................................   2,400    276,528
*   Nobility Homes, Inc...............................   2,463     24,261
#   Nordstrom, Inc....................................   2,104    160,556
*   Norwegian Cruise Line Holdings, Ltd...............   1,923    120,034
    Nutrisystem, Inc..................................  24,845    746,592
*   NVR, Inc..........................................   1,000  1,490,040
*   O'Reilly Automotive, Inc..........................  12,613  3,031,030
*   Office Depot, Inc................................. 878,560  7,028,480

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
#   Omnicom Group, Inc................................  22,858 $1,670,463
#*  Orbitz Worldwide, Inc.............................  64,472    727,244
#   Outerwall, Inc....................................  13,260    939,073
*   Overstock.com, Inc................................   8,272    175,036
    Oxford Industries, Inc............................  16,552  1,389,209
*   P&F Industries, Inc. Class A......................   2,014     17,300
#*  Pacific Sunwear of California, Inc................  60,704     38,911
*   Panera Bread Co. Class A..........................   5,200  1,061,424
    Papa John's International, Inc....................  21,076  1,592,503
#*  Penn National Gaming, Inc.........................  66,170  1,262,524
    Penske Automotive Group, Inc......................  78,768  4,253,472
*   Pep Boys-Manny, Moe & Jack (The)..................  59,363    703,452
*   Perfumania Holdings, Inc..........................   3,665     20,561
*   Perry Ellis International, Inc....................  17,492    421,382
#   PetMed Express, Inc...............................  19,102    321,869
#   Pier 1 Imports, Inc...............................  68,065    803,848
*   Pinnacle Entertainment, Inc.......................  27,833  1,071,571
#   Polaris Industries, Inc...........................   9,939  1,362,239
    Pool Corp.........................................  14,518  1,022,358
*   Popeyes Louisiana Kitchen, Inc....................   9,550    579,494
#*  Potbelly Corp.....................................   2,005     27,348
*   Priceline Group, Inc. (The).......................   1,900  2,362,783
    PulteGroup, Inc................................... 146,862  3,042,981
    PVH Corp..........................................  20,231  2,347,605
*   QEP Co., Inc......................................   1,500     26,235
#*  Quiksilver, Inc................................... 178,954     82,068
#*  Radio One, Inc. Class D...........................  39,577     96,568
    Ralph Lauren Corp.................................   3,592    452,197
*   RCI Hospitality Holdings, Inc.....................  13,876    154,856
*   Reading International, Inc. Class A...............  16,059    189,175
*   Red Lion Hotels Corp..............................  29,721    241,929
*   Red Robin Gourmet Burgers, Inc....................  16,700  1,530,555
#   Regal Entertainment Group Class A.................  16,949    349,149
*   Regis Corp........................................  68,795  1,006,471
    Remy International, Inc...........................  16,709    494,586
    Rent-A-Center, Inc................................  64,258  1,721,472
#*  Rentrak Corp......................................   4,395    300,926
#*  Restoration Hardware Holdings, Inc................   5,425    550,421
    Rocky Brands, Inc.................................   9,423    171,122
    Ross Stores, Inc..................................  23,632  1,256,277
#   Royal Caribbean Cruises, Ltd......................  53,477  4,804,908
*   Ruby Tuesday, Inc.................................  75,495    554,133
    Ruth's Hospitality Group, Inc.....................  50,925    892,715
#   Ryland Group, Inc. (The)..........................  46,768  2,126,541
    Salem Media Group, Inc. Class A...................  22,144    142,386
*   Sally Beauty Holdings, Inc........................  20,174    600,983
#   Scholastic Corp...................................  26,776  1,153,778
#*  Scientific Games Corp. Class A....................  23,783    359,123
#   Scripps Networks Interactive, Inc. Class A........   5,300    331,674
#   SeaWorld Entertainment, Inc.......................  98,605  1,709,811
*   Select Comfort Corp...............................  36,144    941,190
#   Service Corp. International....................... 200,775  6,125,645
*   Shiloh Industries, Inc............................  20,431    230,462

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Shoe Carnival, Inc................................  25,961 $   734,956
#*  Shutterfly, Inc...................................  32,555   1,408,004
    Signet Jewelers, Ltd..............................  14,628   1,773,206
    Sinclair Broadcast Group, Inc. Class A............  32,167     933,486
#*  Sirius XM Holdings, Inc........................... 124,278     492,141
#   Six Flags Entertainment Corp......................  23,098   1,077,291
*   Sizmek, Inc.......................................  57,901     449,312
*   Skechers U.S.A., Inc. Class A.....................  43,294   6,513,582
*   Skullcandy, Inc...................................  31,165     227,816
*   Skyline Corp......................................   8,700      28,449
    Sonic Automotive, Inc. Class A....................  55,110   1,283,512
    Sonic Corp........................................  28,283     840,571
#   Sotheby's.........................................  50,569   2,115,301
*   Spanish Broadcasting System, Inc. Class A.........   1,489      10,274
    Spartan Motors, Inc...............................  39,492     175,344
    Speedway Motorsports, Inc.........................  52,336   1,096,439
    Stage Stores, Inc.................................  52,572     925,267
    Standard Motor Products, Inc......................  29,546   1,080,497
#*  Standard Pacific Corp............................. 271,609   2,441,765
*   Stanley Furniture Co., Inc........................  13,731      42,017
    Staples, Inc...................................... 326,863   4,808,155
    Starwood Hotels & Resorts Worldwide, Inc..........  12,073     959,321
#*  Starz.............................................  24,948   1,009,147
*   Starz Class B.....................................     936      38,788
    Stein Mart, Inc...................................  56,696     577,732
*   Steiner Leisure, Ltd..............................  12,334     711,672
*   Steven Madden, Ltd................................  58,132   2,422,942
*   Stoneridge, Inc...................................  41,836     509,144
    Strattec Security Corp............................   4,591     322,701
*   Strayer Education, Inc............................   7,460     414,851
    Sturm Ruger & Co., Inc............................  16,895   1,014,038
    Superior Industries International, Inc............  32,275     546,093
    Superior Uniform Group, Inc.......................  19,154     368,331
    Sypris Solutions, Inc.............................  17,625      22,031
*   Systemax, Inc.....................................  34,554     235,658
*   Tandy Leather Factory, Inc........................  17,438     147,874
    Target Corp.......................................  52,314   4,281,901
*   Taylor Morrison Home Corp. Class A................   9,593     184,665
    TEGNA, Inc........................................  60,859   1,772,823
*   Tempur Sealy International, Inc...................   7,978     602,738
*   Tenneco, Inc......................................  11,900     592,739
#*  Tesla Motors, Inc.................................     402     106,992
#   Texas Roadhouse, Inc..............................  59,624   2,348,589
    Thor Industries, Inc..............................  36,711   2,051,411
    Tiffany & Co......................................   8,300     794,310
*   Tilly's, Inc. Class A.............................   4,855      43,938
    Time Warner Cable, Inc............................  29,552   5,615,176
    Time Warner, Inc.................................. 119,274  10,500,883
#   Time, Inc.........................................  65,795   1,468,544
    TJX Cos., Inc. (The)..............................  10,244     715,236
*   Toll Brothers, Inc................................ 147,887   5,755,762
*   TopBuild Corp.....................................   6,703     192,778
*   Tower International, Inc..........................  17,192     449,227

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
#*  Town Sports International Holdings, Inc...........  12,510 $     28,523
#   Tractor Supply Co.................................  25,800    2,387,016
*   Trans World Entertainment Corp....................   1,500        5,280
*   TRI Pointe Group, Inc.............................  63,060      933,288
#*  TripAdvisor, Inc..................................  14,450    1,147,041
#*  Tuesday Morning Corp..............................  44,074      413,414
#*  Tumi Holdings, Inc................................  50,173      965,830
#   Tupperware Brands Corp............................   5,800      339,126
    Twenty-First Century Fox, Inc. Class A............  85,500    2,948,895
    Twenty-First Century Fox, Inc. Class B............  23,700      794,424
*   Ulta Salon Cosmetics & Fragrance, Inc.............  13,373    2,220,319
#*  Under Armour, Inc. Class A........................  11,332    1,125,608
*   Unifi, Inc........................................  20,364      628,433
*   Universal Electronics, Inc........................  18,300      948,672
    Universal Technical Institute, Inc................  22,884      145,771
#*  Urban Outfitters, Inc.............................  54,584    1,780,530
*   US Auto Parts Network, Inc........................  26,854       61,361
    Vail Resorts, Inc.................................  37,166    4,076,739
    Value Line, Inc...................................   3,839       50,406
    VF Corp...........................................  13,052    1,006,179
    Viacom, Inc. Class A..............................   1,129       64,522
    Viacom, Inc. Class B..............................  15,300      872,100
*   Vista Outdoor, Inc................................  39,463    1,861,470
*   Visteon Corp......................................  20,904    2,080,575
*   Vitamin Shoppe, Inc...............................  31,384    1,153,676
#*  VOXX International Corp...........................  32,928      263,424
*   Walking Co. Holdings, Inc. (The)..................     272        1,768
    Walt Disney Co. (The)............................. 118,253   14,190,360
*   WCI Communities, Inc..............................     568       14,336
#*  Weight Watchers International, Inc................   6,975       27,900
    Wendy's Co. (The)................................. 410,768    4,214,480
*   West Marine, Inc..................................  28,447      258,299
    Weyco Group, Inc..................................   9,846      284,156
    Whirlpool Corp....................................  17,108    3,040,605
#*  William Lyon Homes Class A........................   5,799      138,364
    Williams-Sonoma, Inc..............................  10,506      889,438
    Winmark Corp......................................   3,672      372,194
#   Winnebago Industries, Inc.........................  36,586      816,965
    Wolverine World Wide, Inc.........................  56,025    1,642,653
    Wyndham Worldwide Corp............................  25,578    2,110,697
#   Wynn Resorts, Ltd.................................   2,100      216,783
*   Zagg, Inc.........................................  56,425      438,422
#*  Zumiez, Inc.......................................  35,468      925,715
                                                               ------------
Total Consumer Discretionary..........................          560,805,235
                                                               ------------
Consumer Staples -- (3.7%)
#   Alico, Inc........................................   8,178      366,538
*   Alliance One International, Inc...................  11,980      270,748
    Altria Group, Inc.................................  13,203      717,979
    Andersons, Inc. (The).............................  31,516    1,175,547
    Archer-Daniels-Midland Co.........................  89,777    4,257,225
    B&G Foods, Inc....................................  67,894    2,004,910
#*  Boston Beer Co., Inc. (The) Class A...............   2,981      657,370

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Staples -- (Continued)
#*  Boulder Brands, Inc...............................  71,482 $  595,445
*   Bridgford Foods Corp..............................   3,414     30,385
#   Brown-Forman Corp. Class A........................   3,808    455,018
#   Brown-Forman Corp. Class B........................   2,461    266,797
    Bunge, Ltd........................................  36,813  2,939,518
#   Cal-Maine Foods, Inc..............................  44,448  2,407,304
    Calavo Growers, Inc...............................  13,854    755,182
    Casey's General Stores, Inc.......................  31,410  3,210,573
*   CCA Industries, Inc...............................   4,700     11,844
*   Central Garden & Pet Co...........................  20,939    192,429
*   Central Garden & Pet Co. Class A..................  49,930    503,294
#*  Chefs' Warehouse, Inc. (The)......................  16,573    285,056
    Church & Dwight Co., Inc..........................  10,015    864,595
#   Coca-Cola Bottling Co. Consolidated...............  10,112  1,638,144
    Coca-Cola Enterprises, Inc........................  38,460  1,964,537
*   Coffee Holding Co., Inc...........................   1,900      9,547
#   ConAgra Foods, Inc................................  33,618  1,481,209
    Constellation Brands, Inc. Class A................  22,586  2,710,772
#   Constellation Brands, Inc. Class B................   1,214    145,534
    Costco Wholesale Corp.............................  12,989  1,887,302
#*  Craft Brew Alliance, Inc..........................  23,466    242,404
*   Crimson Wine Group, Ltd...........................  10,667     97,710
    CVS Health Corp...................................  82,604  9,290,472
*   Darling Ingredients, Inc.......................... 125,243  1,609,373
#   Dean Foods Co..................................... 103,137  1,835,839
*   Diamond Foods, Inc................................  20,860    673,987
    Dr Pepper Snapple Group, Inc......................  14,758  1,183,887
    Edgewell Personal Care Co.........................   6,756    646,617
*   Energizer Holdings, Inc...........................   6,756    260,174
#*  Fairway Group Holdings Corp.......................   7,276     21,828
*   Farmer Bros Co....................................  20,223    478,476
#   Flowers Foods, Inc................................  76,089  1,648,088
    Fresh Del Monte Produce, Inc......................  82,609  3,264,708
#*  Fresh Market, Inc. (The)..........................   6,378    194,529
    General Mills, Inc................................  16,200    943,002
    Golden Enterprises, Inc...........................   5,537     23,145
#*  Hain Celestial Group, Inc. (The)..................  20,472  1,391,687
#*  Herbalife, Ltd....................................  11,045    557,662
    Hormel Foods Corp.................................  18,128  1,073,359
*   HRG Group, Inc....................................  77,122  1,098,988
    Ingles Markets, Inc. Class A......................  20,265    937,864
    Ingredion, Inc....................................  50,185  4,426,317
    Inter Parfums, Inc................................  31,754    965,004
*   Inventure Foods, Inc..............................   1,791     17,606
    J&J Snack Foods Corp..............................  15,755  1,864,762
    JM Smucker Co. (The)..............................  18,882  2,108,931
    John B. Sanfilippo & Son, Inc.....................   9,554    496,712
#   Keurig Green Mountain, Inc........................   9,300    697,872
    Kraft Heinz Co. (The).............................  39,110  3,108,072
    Kroger Co. (The)..................................  34,830  1,366,729
    Lancaster Colony Corp.............................  14,212  1,324,700
*   Landec Corp.......................................  46,418    619,680
*   Lifeway Foods, Inc................................   4,839     71,230

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Staples -- (Continued)
#   Limoneira Co......................................   2,554 $   52,587
*   Mannatech, Inc....................................   2,569     44,444
    McCormick & Co., Inc.(579780107)..................   1,064     87,163
#   McCormick & Co., Inc.(579780206)..................   8,462    693,969
*   Medifast, Inc.....................................  19,049    588,043
    MGP Ingredients, Inc..............................  20,812    307,393
    Molson Coors Brewing Co. Class A..................     534     36,843
    Molson Coors Brewing Co. Class B..................  26,102  1,856,896
    Mondelez International, Inc. Class A.............. 126,787  5,721,897
*   Monster Beverage Corp.............................   2,400    368,520
*   National Beverage Corp............................  27,000    641,790
*   Natural Alternatives International, Inc...........   4,748     28,512
*   Natural Grocers by Vitamin Cottage, Inc...........   4,060    108,564
#   Natural Health Trends Corp........................     995     30,148
    Nature's Sunshine Products, Inc...................   1,303     16,327
#   Nu Skin Enterprises, Inc. Class A.................  21,956    870,555
*   Nutraceutical International Corp..................  11,692    282,596
    Oil-Dri Corp. of America..........................   6,773    177,859
*   Omega Protein Corp................................  38,499    547,456
#   Orchids Paper Products Co.........................   9,429    237,988
    PepsiCo, Inc......................................   9,195    885,938
    Philip Morris International, Inc..................  36,900  3,156,057
#   Pilgrim's Pride Corp..............................  26,424    571,815
    Pinnacle Foods, Inc...............................  57,706  2,593,885
#*  Post Holdings, Inc................................  79,107  4,251,210
#   Pricesmart, Inc...................................  12,676  1,228,431
    Procter & Gamble Co. (The)........................ 105,525  8,093,767
*   Reliv International, Inc..........................   4,579      5,770
*   Revlon, Inc. Class A..............................  14,164    509,479
#   Reynolds American, Inc............................  11,374    975,775
*   Rite Aid Corp.....................................  87,461    779,277
    Rocky Mountain Chocolate Factory, Inc.............   5,450     70,741
#   Sanderson Farms, Inc..............................  33,556  2,416,368
*   Seaboard Corp.....................................     535  1,859,125
*   Seneca Foods Corp. Class A........................  11,180    326,344
*   Seneca Foods Corp. Class B........................   1,251     40,495
    Snyder's-Lance, Inc...............................  68,573  2,229,994
    SpartanNash Co....................................  54,760  1,763,820
    Spectrum Brands Holdings, Inc.....................  22,631  2,397,754
#*  Sprouts Farmers Market, Inc.......................  13,691    335,703
*   SUPERVALU, Inc....................................  92,978    857,257
*   Tofutti Brands, Inc...............................     799      3,436
#   Tootsie Roll Industries, Inc......................  23,250    754,927
*   TreeHouse Foods, Inc..............................  33,395  2,737,054
    Tyson Foods, Inc. Class A......................... 148,229  6,573,956
#*  United Natural Foods, Inc.........................  22,934  1,044,185
    United-Guardian, Inc..............................   1,872     36,335
#   Universal Corp....................................  28,210  1,609,380
*   USANA Health Sciences, Inc........................   9,355  1,166,101
#   Vector Group, Ltd.................................  26,232    664,194
    Village Super Market, Inc. Class A................   8,002    229,497
    Wal-Mart Stores, Inc.............................. 102,008  7,342,536
    Walgreens Boots Alliance, Inc.....................  34,175  3,302,330

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
    WD-40 Co..........................................   7,242 $    649,100
    Weis Markets, Inc.................................  26,774    1,129,060
*   WhiteWave Foods Co. (The) Class A.................  40,814    2,106,819
    Whole Foods Market, Inc...........................  32,477    1,182,163
                                                               ------------
Total Consumer Staples................................          154,925,844
                                                               ------------
Energy -- (7.9%)
*   Abraxas Petroleum Corp............................  19,403       36,478
    Adams Resources & Energy, Inc.....................   4,923      235,172
#   Alon USA Energy, Inc.............................. 101,614    1,891,037
    Anadarko Petroleum Corp........................... 108,356    8,056,269
#*  Antero Resources Corp.............................   5,760      158,458
    Apache Corp.......................................  59,788    2,741,878
#*  Approach Resources, Inc...........................  28,368      110,352
#*  Arch Coal, Inc.................................... 229,682       41,366
#   Atwood Oceanics, Inc.............................. 102,478    2,131,542
    Baker Hughes, Inc.................................  55,395    3,221,219
*   Barnwell Industries, Inc..........................   7,497       17,543
#*  Basic Energy Services, Inc........................  64,548      389,870
#*  Bill Barrett Corp.................................  64,057      363,844
#*  Bonanza Creek Energy, Inc.........................  69,634      543,842
#   Bristow Group, Inc................................  41,007    1,847,365
#*  C&J Energy Services, Ltd..........................  66,082      637,691
    Cabot Oil & Gas Corp..............................  53,956    1,411,489
#   California Resources Corp......................... 203,342      860,137
#*  Callon Petroleum Co............................... 117,300      767,142
*   Cameron International Corp........................  31,432    1,586,059
#   CARBO Ceramics, Inc...............................   4,831      158,698
*   Carrizo Oil & Gas, Inc............................  66,065    2,519,058
*   Cheniere Energy, Inc..............................   7,686      530,103
#   Chesapeake Energy Corp............................ 421,998    3,654,503
    Chevron Corp...................................... 304,598   26,950,831
    Cimarex Energy Co.................................  47,151    4,909,362
#*  Clayton Williams Energy, Inc......................  14,501      584,100
#*  Clean Energy Fuels Corp...........................  52,155      300,413
#*  Cloud Peak Energy, Inc............................  78,591      249,919
#*  Cobalt International Energy, Inc.................. 114,624      883,751
#   Comstock Resources, Inc...........................  53,195       67,026
*   Concho Resources, Inc.............................  14,845    1,581,883
    ConocoPhillips.................................... 234,145   11,786,859
#   CONSOL Energy, Inc................................  51,642      853,126
*   Contango Oil & Gas Co.............................  23,376      214,592
#*  Continental Resources, Inc........................  16,971      567,001
#   Core Laboratories NV..............................   4,651      509,889
#   CVR Energy, Inc...................................  20,542      785,321
*   Dawson Geophysical Co.............................  22,033       90,996
    Delek US Holdings, Inc............................  88,382    3,152,586
#   Denbury Resources, Inc............................ 317,378    1,250,469
    Devon Energy Corp.................................  60,023    2,966,337
    DHT Holdings, Inc.................................  36,647      291,344
#   Diamond Offshore Drilling, Inc....................  80,250    1,761,487
*   Diamondback Energy, Inc...........................  37,791    2,543,334
#*  Dril-Quip, Inc....................................  24,222    1,414,807

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
#*  Emerald Oil, Inc..................................   3,364 $     5,685
    Energen Corp......................................   8,852     488,630
#   Energy XXI, Ltd...................................  58,477     103,504
*   ENGlobal Corp.....................................  25,261      30,818
    EnLink Midstream LLC..............................  57,162   1,540,516
    EOG Resources, Inc................................  52,945   4,086,825
#*  EP Energy Corp. Class A...........................  43,409     363,333
*   Era Group, Inc....................................  26,949     456,247
    Evolution Petroleum Corp..........................  11,083      57,853
    Exterran Holdings, Inc............................  74,370   1,843,632
    Exxon Mobil Corp.................................. 609,215  48,255,920
*   FieldPoint Petroleum Corp.........................   3,945       4,142
*   FMC Technologies, Inc.............................  32,407   1,061,653
*   Forum Energy Technologies, Inc....................  18,171     277,653
#   GasLog, Ltd.......................................  57,896     898,546
#*  Gastar Exploration, Inc........................... 115,199     195,838
#*  Geospace Technologies Corp........................   7,312     127,521
    Green Plains, Inc.................................  46,043   1,033,665
    Gulf Island Fabrication, Inc......................  16,524     188,539
#   Gulfmark Offshore, Inc. Class A...................  31,656     298,200
*   Gulfport Energy Corp.............................. 101,784   3,334,444
#*  Halcon Resources Corp.............................  58,332      64,165
    Halliburton Co....................................  60,578   2,531,555
#*  Harvest Natural Resources, Inc....................  42,786      46,209
*   Helix Energy Solutions Group, Inc................. 155,627   1,302,598
#   Helmerich & Payne, Inc............................  58,701   3,389,396
#*  Hercules Offshore, Inc............................ 172,813      15,553
    Hess Corp.........................................  66,621   3,931,305
*   HKN, Inc..........................................     308      13,860
    HollyFrontier Corp................................ 114,181   5,510,375
#*  Hornbeck Offshore Services, Inc...................  46,873     853,089
#*  ION Geophysical Corp.............................. 175,511     138,636
*   Jones Energy, Inc. Class A........................   3,065      21,578
#*  Key Energy Services, Inc.......................... 206,647     188,069
    Kinder Morgan, Inc................................  98,346   3,406,705
#*  Kosmos Energy, Ltd................................  92,537     666,266
#*  Laredo Petroleum Holdings, Inc....................  63,529     544,444
#   LinnCo LLC........................................ 101,050     394,095
    Marathon Oil Corp................................. 253,234   5,320,446
    Marathon Petroleum Corp...........................  76,030   4,156,560
#*  Matador Resources Co..............................  82,730   1,822,542
*   Matrix Service Co.................................  38,834     752,603
#*  McDermott International, Inc...................... 154,605     680,262
*   Mexco Energy Corp.................................   1,236       2,917
*   Mitcham Industries, Inc...........................  13,274      54,822
#   Murphy Oil Corp...................................  74,596   2,446,003
    Nabors Industries, Ltd............................ 300,106   3,484,231
#   National Oilwell Varco, Inc.......................  72,627   3,059,775
*   Natural Gas Services Group, Inc...................  16,642     334,837
*   Newfield Exploration Co........................... 184,695   6,056,149
*   Newpark Resources, Inc............................ 127,483     921,702
#   Noble Corp. P.L.C................................. 197,853   2,364,343
    Noble Energy, Inc................................. 175,580   6,185,697

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Energy -- (Continued)
#*  Nordic American Offshore, Ltd.....................     239 $    1,704
#   Nordic American Tankers, Ltd......................  27,665    415,528
#*  Northern Oil and Gas, Inc.........................  78,652    374,383
#*  Nuverra Environmental Solutions, Inc..............  18,072     50,963
#*  Oasis Petroleum, Inc..............................  62,767    604,446
    Occidental Petroleum Corp......................... 125,981  8,843,866
    Oceaneering International, Inc....................   9,544    381,951
*   Oil States International, Inc.....................  34,759  1,046,593
#   ONEOK, Inc........................................  18,514    699,644
*   Overseas Shipholding Group, Inc...................  31,761    114,340
#*  Pacific Drilling SA...............................  19,891     44,556
#   Panhandle Oil and Gas, Inc. Class A...............  27,323    486,896
*   Par Petroleum Corp................................   3,247     58,478
#   Paragon Offshore P.L.C............................  46,257     34,461
*   Parker Drilling Co................................ 144,626    367,350
    Patterson-UTI Energy, Inc......................... 204,695  3,374,397
#   PBF Energy, Inc. Class A..........................  97,740  3,085,652
#*  PDC Energy, Inc...................................  70,936  3,330,445
#   Peabody Energy Corp............................... 176,843    212,212
#*  Penn Virginia Corp................................  92,192    123,537
*   PetroQuest Energy, Inc............................ 126,486    175,816
*   PHI, Inc.(69336T106)..............................   1,053     31,316
*   PHI, Inc.(69336T205)..............................  16,464    456,547
    Phillips 66.......................................  59,506  4,730,727
*   Pioneer Energy Services Corp......................  74,145    271,371
    Pioneer Natural Resources Co......................   8,062  1,022,020
    QEP Resources, Inc................................ 218,727  3,035,931
#   Range Resources Corp..............................  15,600    613,704
#*  Renewable Energy Group, Inc.......................  50,865    518,823
#*  REX American Resources Corp.......................   9,639    497,758
#*  Rex Energy Corp...................................  70,533    157,994
#*  Rice Energy, Inc..................................  30,714    554,388
#*  RigNet, Inc.......................................   9,564    247,995
*   Ring Energy, Inc..................................   2,539     20,744
    Rowan Cos. P.L.C. Class A......................... 144,453  2,488,925
#*  Royale Energy, Inc................................   3,000      2,430
#   RPC, Inc..........................................  89,762  1,104,073
#*  RSP Permian, Inc..................................  10,346    256,581
#*  Sanchez Energy Corp...............................   8,150     59,739
#*  SandRidge Energy, Inc............................. 394,394    203,902
    Schlumberger, Ltd.................................  79,273  6,565,390
#   Scorpio Tankers, Inc.............................. 286,893  3,081,231
#*  SEACOR Holdings, Inc..............................  30,177  1,906,281
    SemGroup Corp. Class A............................  39,273  2,791,918
#*  Seventy Seven Energy, Inc.........................  42,092    131,327
#   Ship Finance International, Ltd................... 102,242  1,710,509
    SM Energy Co...................................... 119,410  4,426,529
#*  Southwestern Energy Co............................  76,257  1,418,380
#   Spectra Energy Corp...............................   1,600     48,416
*   Steel Excel, Inc..................................  11,536    241,564
#*  Stone Energy Corp.................................  72,494    419,740
    Superior Energy Services, Inc..................... 184,106  3,129,802
#*  Swift Energy Co...................................  45,809     33,496

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
#*  Synergy Resources Corp............................  83,690 $    814,304
#   Targa Resources Corp..............................  22,519    1,991,806
#   Teekay Corp.......................................  29,140    1,043,503
    Teekay Tankers, Ltd. Class A......................   5,338       38,273
    Tesco Corp........................................  57,230      549,408
    Tesoro Corp....................................... 115,001   11,194,197
*   TETRA Technologies, Inc........................... 108,793      517,855
#   Tidewater, Inc....................................  64,165    1,253,142
#   Transocean, Ltd................................... 323,666    4,291,811
#*  Triangle Petroleum Corp........................... 111,163      412,415
#*  Ultra Petroleum Corp..............................   9,559       74,369
#*  Unit Corp.........................................  63,923    1,261,201
#*  Uranium Energy Corp...............................  12,916       17,307
#   US Silica Holdings, Inc...........................  15,565      350,524
*   Vaalco Energy, Inc................................ 107,587      142,015
    Valero Energy Corp................................ 100,593    6,598,901
#   W&T Offshore, Inc.................................  95,335      359,413
#*  Warren Resources, Inc............................. 103,068       36,589
#*  Weatherford International P.L.C................... 404,121    4,316,012
    Western Refining, Inc.............................  94,206    4,160,137
#*  Westmoreland Coal Co..............................   7,727      120,464
*   Whiting Petroleum Corp............................ 143,982    2,950,191
*   Willbros Group, Inc...............................  76,784       62,195
    Williams Cos., Inc. (The).........................  21,384    1,122,232
    World Fuel Services Corp..........................  39,816    1,618,520
#*  WPX Energy, Inc................................... 261,712    2,276,894
                                                               ------------
Total Energy..........................................          336,520,946
                                                               ------------
Financials -- (22.0%)
*   1st Constitution Bancorp..........................   2,642       30,542
    1st Source Corp...................................  32,526    1,105,559
    Access National Corp..............................   9,108      176,786
    ACE, Ltd..........................................  40,735    4,430,746
*   Affiliated Managers Group, Inc....................   5,461    1,135,342
    Aflac, Inc........................................  47,261    3,027,067
    Alexander & Baldwin, Inc..........................  95,265    3,596,254
*   Alleghany Corp....................................   7,698    3,742,229
    Alliance Bancorp, Inc. of Pennsylvania............   3,932       92,913
    Allied World Assurance Co. Holdings AG............ 110,954    4,688,916
    Allstate Corp. (The)..............................  86,740    5,980,723
*   Altisource Asset Management Corp..................   1,120      148,478
*   Altisource Portfolio Solutions SA.................  11,202      365,857
*   Ambac Financial Group, Inc........................  42,310      678,652
    Ameriana Bancorp..................................     629       14,020
    American Equity Investment Life Holding Co........ 147,385    4,353,753
    American Express Co...............................   9,290      706,597
    American Financial Group, Inc..................... 113,571    7,830,720
*   American Independence Corp........................     610        6,259
    American International Group, Inc................. 128,798    8,258,528
#   American National Bankshares, Inc.................   5,991      141,867
    American National Insurance Co....................  22,799    2,438,353
*   American River Bankshares.........................   4,649       46,815
    Ameriprise Financial, Inc.........................  15,858    1,992,875

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Ameris Bancorp....................................    55,108 $ 1,488,467
    AMERISAFE, Inc....................................    22,880   1,145,144
    AmeriServ Financial, Inc..........................    17,822      59,882
#   Ames National Corp................................       900      21,816
#   Amtrust Financial Services, Inc...................    64,089   4,454,826
    Aon P.L.C.........................................    16,979   1,710,974
#*  Arch Capital Group, Ltd...........................    64,673   4,615,065
    Argo Group International Holdings, Ltd............    38,306   2,159,692
    Arrow Financial Corp..............................    13,768     379,171
    Arthur J Gallagher & Co...........................    14,066     667,150
#   Artisan Partners Asset Management, Inc. Class A...     2,526     120,617
    Aspen Insurance Holdings, Ltd.....................    92,230   4,435,341
#   Associated Banc-Corp..............................   244,001   4,809,260
    Assurant, Inc.....................................    86,200   6,430,520
    Assured Guaranty, Ltd.............................   200,009   4,892,220
*   Asta Funding, Inc.................................    12,881     107,556
    Astoria Financial Corp............................   168,818   2,552,528
    Athens Bancshares Corp............................       200       5,440
    Atlantic American Corp............................     5,179      19,162
#*  Atlantic Coast Financial Corp.....................     2,757      12,462
#*  Atlanticus Holdings Corp..........................    19,831      77,738
*   Atlas Financial Holdings, Inc.....................     1,743      32,176
    Auburn National Bancorporation, Inc...............     1,260      33,793
*   AV Homes, Inc.....................................    11,482     169,589
    Axis Capital Holdings, Ltd........................    95,920   5,521,155
    Baldwin & Lyons, Inc. Class A.....................     1,285      30,480
    Baldwin & Lyons, Inc. Class B.....................    10,961     255,611
    Banc of California, Inc...........................    10,072     122,173
    Bancfirst Corp....................................    16,716   1,063,305
#*  Bancorp, Inc. (The)...............................    57,534     480,409
#   BancorpSouth, Inc.................................   177,781   4,492,526
    Bank Mutual Corp..................................    54,082     393,176
    Bank of America Corp.............................. 1,204,998  21,545,364
    Bank of Commerce Holdings.........................     5,615      32,511
#   Bank of Hawaii Corp...............................    47,379   3,196,661
    Bank of Marin Bancorp.............................       857      41,710
    Bank of New York Mellon Corp. (The)...............   128,445   5,574,513
#   Bank of the Ozarks, Inc...........................    54,678   2,412,393
    BankFinancial Corp................................    25,025     302,552
    BankUnited, Inc...................................    97,204   3,549,890
    Banner Corp.......................................    33,751   1,608,573
    Bar Harbor Bankshares.............................     6,451     221,269
    BB&T Corp.........................................    87,832   3,536,995
    BBCN Bancorp, Inc.................................   136,014   2,087,815
*   BBX Capital Corp. Class A.........................     1,680      26,830
    BCB Bancorp, Inc..................................     7,110      82,192
*   Bear State Financial, Inc.........................     5,803      53,097
*   Beneficial Bancorp, Inc...........................    80,153   1,030,768
    Berkshire Bancorp, Inc............................     2,025      15,947
    Berkshire Hills Bancorp, Inc......................    42,674   1,241,813
    BGC Partners, Inc. Class A........................    95,137     937,099
    BlackRock, Inc....................................     8,103   2,725,201
    BNC Bancorp.......................................     6,712     151,154

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#*  BofI Holding, Inc.................................  15,085 $ 1,853,192
#   BOK Financial Corp................................  37,629   2,500,823
    Boston Private Financial Holdings, Inc............ 159,369   2,004,862
#   Bridge Bancorp, Inc...............................   5,128     132,610
    Brookline Bancorp, Inc............................ 128,771   1,451,249
    Brown & Brown, Inc................................  90,595   3,030,403
    Bryn Mawr Bank Corp...............................  16,573     477,965
*   BSB Bancorp, Inc..................................   1,200      25,128
    C&F Financial Corp................................   2,186      83,068
    Calamos Asset Management, Inc. Class A............  22,334     268,231
    California First National Bancorp.................   6,388      86,366
#   Camden National Corp..............................   9,016     362,984
    Cape Bancorp, Inc.................................   6,554      69,538
*   Capital Bank Financial Corp. Class A..............  10,093     302,487
    Capital City Bank Group, Inc......................  19,253     297,266
    Capital One Financial Corp........................  70,527   5,733,845
*   Capital Properties, Inc. Class A..................     308       3,919
    Capitol Federal Financial, Inc.................... 221,829   2,666,385
    Cardinal Financial Corp...........................  46,615   1,088,926
*   Carolina Bank Holdings, Inc.......................   1,000      12,350
*   Cascade Bancorp...................................  41,643     214,878
#   Cash America International, Inc...................  53,312   1,478,342
    Cathay General Bancorp............................ 147,944   4,750,482
    CBOE Holdings, Inc................................  12,636     783,179
*   CBRE Group, Inc. Class A..........................  27,643   1,049,605
    Centerstate Banks, Inc............................  36,662     511,068
    Central Pacific Financial Corp....................  35,093     817,316
    Century Bancorp, Inc. Class A.....................   2,971     123,742
    Charles Schwab Corp. (The)........................  29,312   1,022,403
    Charter Financial Corp............................   4,255      51,656
    Chemical Financial Corp...........................  43,141   1,421,496
    Chicopee Bancorp, Inc.............................   5,278      87,351
    Chubb Corp. (The).................................  29,808   3,706,029
#   Cincinnati Financial Corp.........................  74,978   4,139,535
    CIT Group, Inc....................................  87,768   4,128,607
    Citigroup, Inc.................................... 374,753  21,908,060
#   Citizens & Northern Corp..........................   4,160      82,118
    Citizens Community Bancorp, Inc...................   3,663      33,370
*   Citizens First Corp...............................   1,000      12,650
    Citizens Holding Co...............................   2,106      42,267
#*  Citizens, Inc.....................................  50,350     340,870
#   City Holding Co...................................  20,950   1,010,209
    City National Corp................................  46,156   4,149,886
    CKX Lands, Inc....................................   1,400      18,648
#   Clifton Bancorp, Inc..............................  31,748     431,773
    CME Group, Inc....................................  38,860   3,732,114
    CNA Financial Corp................................  31,446   1,245,891
    CNB Financial Corp................................   9,160     159,201
#   CNO Financial Group, Inc.......................... 264,496   4,718,609
    CoBiz Financial, Inc..............................  50,113     640,945
    Codorus Valley Bancorp, Inc.......................   2,125      43,924
    Cohen & Steers, Inc...............................   5,916     182,864
*   Colony Bankcorp, Inc..............................   3,099      27,705

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Columbia Banking System, Inc...................... 104,015 $3,410,652
    Comerica, Inc.....................................  83,580  3,964,199
#   Commerce Bancshares, Inc..........................  61,359  2,889,395
    Commercial National Financial Corp................   1,413     33,488
#   Community Bank System, Inc........................  61,805  2,362,805
*   Community Bankers Trust Corp......................   1,472      7,375
    Community Trust Bancorp, Inc......................  22,510    788,075
    Community West Bancshares.........................   2,000     13,400
*   CommunityOne Bancorp..............................       1         11
    ConnectOne Bancorp, Inc...........................  26,966    575,994
#   Consolidated-Tomoka Land Co.......................   8,153    472,303
*   Consumer Portfolio Services, Inc..................  13,992     84,512
#*  Cowen Group, Inc. Class A......................... 109,650    619,523
    Crawford & Co. Class A............................  34,203    221,977
#   Crawford & Co. Class B............................  14,955    103,489
#*  Credit Acceptance Corp............................  12,904  3,099,670
#*  CU Bancorp........................................   1,313     29,135
#   Cullen/Frost Bankers, Inc.........................  51,172  3,707,411
*   Customers Bancorp, Inc............................  19,534    491,280
#   CVB Financial Corp................................ 114,449  2,026,892
    Diamond Hill Investment Group, Inc................   1,278    246,002
    Dime Community Bancshares, Inc....................  65,197  1,108,349
    Discover Financial Services.......................  38,187  2,131,216
    Donegal Group, Inc. Class A.......................  23,728    352,835
    Donegal Group, Inc. Class B.......................   3,821     76,057
*   E*TRADE Financial Corp............................ 140,013  3,979,169
    Eagle Bancorp Montana, Inc........................   3,414     37,793
*   Eagle Bancorp, Inc................................   7,231    321,056
    East West Bancorp, Inc............................  73,228  3,277,685
    Eastern Virginia Bankshares, Inc..................   3,468     21,848
#   Eaton Vance Corp..................................  17,275    662,669
*   eHealth, Inc......................................  15,901    258,709
    EMC Insurance Group, Inc..........................  19,212    463,393
    Employers Holdings, Inc...........................  52,265  1,254,360
#*  Encore Capital Group, Inc.........................  36,769  1,581,435
    Endurance Specialty Holdings, Ltd.................  71,374  4,959,779
*   Enova International, Inc..........................  40,571    733,524
*   Enstar Group, Ltd.................................  17,332  2,772,947
#   Enterprise Bancorp, Inc...........................   5,554    122,021
    Enterprise Financial Services Corp................  22,424    541,091
    Erie Indemnity Co. Class A........................  11,971  1,033,217
    ESSA Bancorp, Inc.................................  11,606    149,137
    Evans Bancorp, Inc................................   2,412     58,491
    EverBank Financial Corp...........................  54,193  1,080,608
    Evercore Partners, Inc. Class A...................  24,703  1,452,536
#   Everest Re Group, Ltd.............................  26,993  4,942,958
*   Ezcorp, Inc. Class A..............................  65,130    461,772
*   Farmers Capital Bank Corp.........................   5,719    146,292
    Farmers National Banc Corp........................   1,500     12,285
    FBL Financial Group, Inc. Class A.................  32,494  1,852,483
    Federal Agricultural Mortgage Corp. Class A.......     987     26,649
    Federal Agricultural Mortgage Corp. Class C.......  11,886    317,951

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
#           Federated Investors, Inc. Class B............  20,617 $  694,999
            Federated National Holding Co................  26,441    623,743
            Fidelity Southern Corp.......................  15,048    292,533
            Fifth Third Bancorp.......................... 471,589  9,936,380
#           Financial Engines, Inc.......................   4,036    185,091
            Financial Institutions, Inc..................  16,196    397,450
*           First Acceptance Corp........................  27,407     81,947
#           First American Financial Corp................ 117,655  4,774,440
            First BanCorp(318910106).....................  19,392    331,021
*           First BanCorp(318672706)..................... 111,587    480,940
            First Bancorp, Inc...........................   9,162    174,170
*           First Bancshares, Inc........................     700      5,425
            First Bancshares, Inc. (The).................     222      3,836
            First Busey Corp.............................  98,185    625,438
            First Business Financial Services, Inc.......   3,534    154,613
*           First Cash Financial Services, Inc...........  23,904    972,176
            First Citizens BancShares, Inc. Class A......  11,298  2,896,129
            First Commonwealth Financial Corp............ 166,826  1,534,799
            First Community Bancshares, Inc..............  19,574    348,221
            First Connecticut Bancorp, Inc...............   3,900     62,868
            First Defiance Financial Corp................  11,745    451,595
            First Federal of Northern Michigan Bancorp,
              Inc........................................     800      4,936
            First Financial Bancorp......................  80,361  1,527,663
#           First Financial Bankshares, Inc..............  35,508  1,206,562
            First Financial Corp.........................  16,199    537,483
            First Financial Northwest, Inc...............  18,356    228,165
#           First Horizon National Corp.................. 315,510  5,000,834
            First Interstate Bancsystem, Inc.............  28,447    788,835
*           First Marblehead Corp. (The).................   1,466      5,527
            First Merchants Corp.........................  53,643  1,396,327
            First Midwest Bancorp, Inc................... 126,981  2,383,433
*           First NBC Bank Holding Co....................   7,424    283,597
            First Niagara Financial Group, Inc........... 431,795  4,192,729
#           First of Long Island Corp. (The).............   2,856     77,797
(degrees)*  First Place Financial Corp...................  10,608         --
            First Republic Bank..........................  11,944    761,908
            First South Bancorp, Inc.....................   7,807     62,222
*           First United Corp............................   3,697     31,129
            First West Virginia Bancorp, Inc.............   1,732     35,160
            FirstMerit Corp.............................. 154,162  2,888,996
*           Flagstar Bancorp, Inc........................  17,259    350,358
            Flushing Financial Corp......................  47,695    990,148
            FNB Corp..................................... 269,353  3,714,378
            FNF Group.................................... 190,265  7,437,459
*           FNFV Group...................................  63,414    923,308
*           Forest City Enterprises, Inc. Class A........  77,840  1,817,564
*           Forest City Enterprises, Inc. Class B........   8,417    196,032
#*          Forestar Group, Inc..........................  48,461    620,301
            Fox Chase Bancorp, Inc.......................  19,210    327,915
            Franklin Resources, Inc......................  12,182    554,890
*           FRP Holdings, Inc............................   8,107    239,238
            Fulton Financial Corp........................ 310,023  4,017,898
#           FXCM, Inc. Class A...........................  36,999     40,699

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Gain Capital Holdings, Inc........................  35,759 $   249,598
*   GAINSCO, Inc......................................   1,497      20,958
    GAMCO Investors, Inc. Class A.....................   3,733     256,308
*   Genworth Financial, Inc. Class A.................. 299,377   2,098,633
    German American Bancorp, Inc......................  12,755     371,298
    Glacier Bancorp, Inc..............................  75,955   2,134,336
*   Global Indemnity P.L.C............................  17,084     472,373
    Goldman Sachs Group, Inc. (The)...................  52,050  10,673,893
    Great Southern Bancorp, Inc.......................  16,507     685,041
*   Green Dot Corp. Class A...........................  36,518     756,653
#   Greenhill & Co., Inc..............................  10,704     420,988
*   Greenlight Capital Re, Ltd. Class A...............  45,608   1,268,815
    Griffin Industrial Realty, Inc....................   4,473     140,273
    Guaranty Bancorp..................................  10,767     172,595
    Guaranty Federal Bancshares, Inc..................   1,886      27,875
*   Hallmark Financial Services, Inc..................  24,580     262,514
#*  Hampton Roads Bankshares, Inc.....................     520       1,092
    Hancock Holding Co................................  87,451   2,555,318
    Hanmi Financial Corp..............................  55,835   1,413,184
    Hanover Insurance Group, Inc. (The)...............  72,762   5,882,808
    Harleysville Savings Financial Corp...............   2,920      53,728
    Hartford Financial Services Group, Inc. (The)..... 113,019   5,374,053
    Hawthorn Bancshares, Inc..........................   2,289      31,886
    HCC Insurance Holdings, Inc....................... 106,037   8,181,815
#   HCI Group, Inc....................................  23,984   1,076,402
    Heartland Financial USA, Inc......................  20,048     755,409
    Hennessy Advisors, Inc............................     600      11,958
    Heritage Commerce Corp............................  34,259     379,932
    Heritage Financial Corp...........................  30,083     532,469
    Heritage Oaks Bancorp.............................   6,900      54,924
    HF Financial Corp.................................   4,200      65,184
    HFF, Inc. Class A.................................  17,098     783,772
*   Hilltop Holdings, Inc............................. 133,244   2,804,786
    Hingham Institution for Savings...................   1,172     141,824
*   HMN Financial, Inc................................   1,450      16,965
    Home Bancorp, Inc.................................   7,010     169,852
#   Home BancShares, Inc..............................  63,971   2,547,325
*   HomeStreet, Inc...................................  20,124     455,004
*   HomeTrust Bancshares, Inc.........................   9,835     168,572
    HopFed Bancorp, Inc...............................   2,207      25,667
    Horace Mann Educators Corp........................  54,980   1,937,495
    Horizon Bancorp...................................   9,310     225,861
#*  Howard Hughes Corp. (The).........................  20,500   2,787,180
    Hudson City Bancorp, Inc.......................... 253,527   2,613,863
    Huntington Bancshares, Inc........................ 486,672   5,679,462
    Iberiabank Corp...................................  59,169   3,819,359
*   Imperial Holdings, Inc............................   1,840      10,396
    Independence Holding Co...........................  15,010     196,331
    Independent Bank Corp.(453836108).................  35,915   1,736,849
    Independent Bank Corp.(453838609).................   7,338     104,640
#   Independent Bank Group, Inc.......................   1,894      84,245
    Infinity Property & Casualty Corp.................  12,729     986,625
    Interactive Brokers Group, Inc. Class A...........  90,554   3,635,743

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Intercontinental Exchange, Inc....................   6,864 $ 1,565,267
#*  InterGroup Corp. (The)............................     235       5,499
    International Bancshares Corp.....................  89,964   2,422,731
*   INTL. FCStone, Inc................................  25,248     736,232
    Invesco, Ltd......................................  67,533   2,606,774
    Investment Technology Group, Inc..................  60,794   1,237,158
    Investors Bancorp, Inc............................ 429,913   5,236,340
    Investors Title Co................................   1,606     114,379
#   Janus Capital Group, Inc.......................... 176,819   2,896,295
    JMP Group LLC.....................................  11,690      85,571
    Jones Lang LaSalle, Inc...........................  18,950   3,373,858
    JPMorgan Chase & Co............................... 438,800  30,070,964
    Kansas City Life Insurance Co.....................   3,430     161,519
*   KCG Holdings, Inc. Class A........................  58,862     625,114
*   Kearny Financial Corp.............................  81,385     907,443
    Kemper Corp.......................................  90,006   3,485,032
    Kennedy-Wilson Holdings, Inc......................  36,906     934,460
    Kentucky First Federal Bancorp....................   2,320      19,488
    KeyCorp........................................... 391,336   5,807,426
#*  Ladenburg Thalmann Financial Services, Inc........  41,199     125,245
    Lake Shore Bancorp, Inc...........................     339       4,517
    Lake Sunapee Bank Group...........................   4,833      72,012
    Lakeland Bancorp, Inc.............................  42,506     480,318
    Lakeland Financial Corp...........................  22,468     955,789
    Landmark Bancorp, Inc.............................   2,745      73,786
    LegacyTexas Financial Group, Inc..................  43,993   1,336,947
    Legg Mason, Inc................................... 109,758   5,415,460
#*  LendingTree, Inc..................................   9,403     779,697
    Leucadia National Corp............................ 164,977   3,880,259
    Lincoln National Corp............................. 118,951   6,699,320
    LNB Bancorp, Inc..................................   9,079     168,869
    Loews Corp........................................ 111,774   4,259,707
    Louisiana Bancorp, Inc............................   3,003      72,282
#   LPL Financial Holdings, Inc.......................  41,110   1,938,337
#   M&T Bank Corp.....................................  59,225   7,767,359
#   Macatawa Bank Corp................................  35,496     192,033
*   Magyar Bancorp, Inc...............................   1,971      20,548
#   Maiden Holdings, Ltd.............................. 114,602   1,895,517
    MainSource Financial Group, Inc...................  22,639     495,568
*   Malvern Bancorp, Inc..............................     241       3,646
    Manning & Napier, Inc.............................   5,245      52,450
*   Marcus & Millichap, Inc...........................   6,786     347,715
*   Markel Corp.......................................   7,917   7,044,151
    MarketAxess Holdings, Inc.........................  25,322   2,476,492
    Marlin Business Services Corp.....................  17,262     274,293
    Marsh & McLennan Cos., Inc........................  17,700   1,025,538
*   Maui Land & Pineapple Co., Inc....................   4,186      21,642
    MB Financial, Inc................................. 117,909   4,020,697
#*  MBIA, Inc......................................... 258,400   1,537,480
*   MBT Financial Corp................................  13,154      76,819
    Mercantile Bank Corp..............................  14,847     305,848
    Merchants Bancshares, Inc.........................   7,487     236,589
#   Mercury General Corp..............................  49,649   2,802,686

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
*   Meridian Bancorp, Inc.............................  50,660 $  660,606
    Meta Financial Group, Inc.........................   4,546    229,846
    MetLife, Inc...................................... 108,351  6,039,485
    Metro Bancorp, Inc................................  19,001    464,954
#*  MGIC Investment Corp..............................  70,927    785,162
    Mid Penn Bancorp, Inc.............................     778     12,744
    MidSouth Bancorp, Inc.............................  10,075    140,546
    MidWestOne Financial Group, Inc...................   7,146    231,459
    Montpelier Re Holdings, Ltd.......................  54,538  2,326,046
    Morgan Stanley.................................... 177,932  6,910,879
#*  MSB Financial Corp................................   1,254     14,668
    MSCI, Inc.........................................  28,946  1,972,959
    MutualFirst Financial, Inc........................   5,851    138,201
    NASDAQ OMX Group, Inc. (The)......................  91,090  4,648,323
    National Bank Holdings Corp. Class A..............  24,393    527,865
    National Bankshares, Inc..........................     400     12,180
    National General Holdings Corp....................   1,371     31,382
#   National Interstate Corp..........................  23,751    599,950
    National Penn Bancshares, Inc..................... 281,266  3,015,172
    National Security Group, Inc. (The)...............     419      5,929
    National Western Life Insurance Co. Class A.......   2,437    587,293
#*  Nationstar Mortgage Holdings, Inc.................   3,026     56,132
*   Naugatuck Valley Financial Corp...................     989     10,582
    Navient Corp...................................... 100,491  1,577,709
*   Navigators Group, Inc. (The)......................  20,799  1,626,066
    NBT Bancorp, Inc..................................  49,386  1,334,904
    Nelnet, Inc. Class A..............................  54,480  2,145,967
#   New York Community Bancorp, Inc................... 206,831  3,935,994
    NewBridge Bancorp.................................  46,486    409,542
*   NewStar Financial, Inc............................  49,671    574,693
*   Nicholas Financial, Inc...........................   7,292     95,452
*   NMI Holdings, Inc. Class A........................   5,930     47,440
    Northeast Bancorp.................................     118      1,218
    Northeast Community Bancorp, Inc..................  10,523     79,449
    Northern Trust Corp...............................  20,870  1,596,346
#   Northfield Bancorp, Inc...........................  75,518  1,137,301
    Northrim BanCorp, Inc.............................   6,999    177,005
    NorthStar Asset Management Group, Inc.............  12,798    234,459
    Northwest Bancshares, Inc......................... 156,661  1,988,028
    Norwood Financial Corp............................   1,641     50,297
#   Ocean Shore Holding Co............................   6,104     91,499
    OceanFirst Financial Corp.........................  21,570    378,122
#*  Ocwen Financial Corp..............................  26,977    227,416
    OFG Bancorp.......................................  82,478    664,773
    Ohio Valley Banc Corp.............................   2,002     45,586
    Old Line Bancshares, Inc..........................   5,057     80,002
    Old National Bancorp.............................. 177,687  2,556,916
    Old Point Financial Corp..........................     700     10,906
    Old Republic International Corp................... 259,889  4,347,943
*   Old Second Bancorp, Inc...........................  11,059     71,994
    OneBeacon Insurance Group, Ltd. Class A...........  36,641    531,295
    Oppenheimer Holdings, Inc. Class A................   9,565    217,126
    Opus Bank.........................................     459     17,970

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Oritani Financial Corp............................  71,443 $1,122,370
    Pacific Continental Corp..........................  18,869    250,580
*   Pacific Mercantile Bancorp........................   9,408     69,525
*   Pacific Premier Bancorp, Inc......................  14,808    281,500
#   PacWest Bancorp................................... 131,313  6,078,479
#   Park National Corp................................  14,100  1,235,160
    Park Sterling Corp................................  27,225    197,109
    PartnerRe, Ltd....................................  50,223  6,828,319
#*  Patriot National Bancorp, Inc.....................     150      2,547
    Peapack Gladstone Financial Corp..................  14,798    328,516
#   Penns Woods Bancorp, Inc..........................   4,255    182,710
#*  PennyMac Financial Services, Inc. Class A.........   3,471     63,276
#   People's United Financial, Inc.................... 305,737  4,974,341
    Peoples Bancorp of North Carolina, Inc............   3,297     60,533
    Peoples Bancorp, Inc..............................  14,061    295,843
*   PHH Corp..........................................  58,457  1,459,087
#*  Phoenix Cos., Inc. (The)..........................   6,427     88,693
*   PICO Holdings, Inc................................  30,924    381,293
    Pinnacle Financial Partners, Inc..................  39,217  2,082,031
*   Piper Jaffray Cos.................................  20,441    916,779
    PNC Financial Services Group, Inc. (The)..........  61,706  6,058,295
*   Popular, Inc...................................... 125,815  3,852,455
#*  PRA Group, Inc....................................  57,203  3,635,251
    Preferred Bank....................................   7,378    232,555
    Premier Financial Bancorp, Inc....................   6,434     97,218
#   Primerica, Inc....................................  71,138  3,217,572
    Principal Financial Group, Inc.................... 157,281  8,730,668
    PrivateBancorp, Inc...............................  86,280  3,566,815
    ProAssurance Corp.................................  72,223  3,487,649
    Progressive Corp. (The)...........................  93,236  2,843,698
    Prosperity Bancshares, Inc........................  62,864  3,431,746
    Provident Financial Holdings, Inc.................   9,638    155,075
    Provident Financial Services, Inc.................  96,974  1,902,630
#   Prudential Bancorp, Inc...........................   5,896     86,730
    Prudential Financial, Inc.........................  53,496  4,726,907
    PSB Holdings, Inc.................................   3,252     27,544
    Pulaski Financial Corp............................  10,937    141,415
    Pzena Investment Management, Inc. Class A.........   6,168     64,147
    QC Holdings, Inc..................................  12,392     29,245
    QCR Holdings, Inc.................................   2,474     53,339
#   Radian Group, Inc................................. 128,091  2,364,560
    Raymond James Financial, Inc......................  19,745  1,164,955
#   RCS Capital Corp. Class A.........................   3,475     20,259
*   Realogy Holdings Corp.............................  46,842  2,132,248
*   Regional Management Corp..........................   1,107     21,387
    Regions Financial Corp............................ 613,306  6,372,249
    Reinsurance Group of America, Inc.................  68,286  6,590,965
    RenaissanceRe Holdings, Ltd.......................  64,238  6,892,737
    Renasant Corp.....................................  50,202  1,613,994
    Republic Bancorp, Inc. Class A....................  21,192    532,979
#*  Republic First Bancorp, Inc.......................  20,713     72,081
    Resource America, Inc. Class A....................  26,031    210,330
    Riverview Bancorp, Inc............................  13,240     57,329

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#   RLI Corp..........................................  47,248 $2,609,507
*   Royal Bancshares of Pennsylvania, Inc. Class A....  12,894     24,628
    S&T Bancorp, Inc..................................  38,444  1,188,688
#*  Safeguard Scientifics, Inc........................  38,684    710,238
    Safety Insurance Group, Inc.......................  29,688  1,721,607
    Salisbury Bancorp, Inc............................     856     25,577
    Sandy Spring Bancorp, Inc.........................  30,563    835,592
*   Santander Consumer USA Holdings, Inc..............  23,076    557,978
    SB Financial Group, Inc...........................   3,194     35,326
*   Seacoast Banking Corp. of Florida.................  16,761    250,577
*   Security National Financial Corp. Class A.........   4,358     33,862
    SEI Investments Co................................  12,500    666,375
*   Select Bancorp, Inc...............................   2,187     17,277
    Selective Insurance Group, Inc....................  69,826  2,151,339
*   Shore Bancshares, Inc.............................   6,118     57,693
    SI Financial Group, Inc...........................   8,909    106,373
*   Siebert Financial Corp............................   9,393     15,874
    Sierra Bancorp....................................  13,964    231,802
*   Signature Bank....................................  21,692  3,158,138
    Silvercrest Asset Management Group, Inc. Class A..   2,750     33,908
    Simmons First National Corp. Class A..............  28,884  1,312,778
*   SLM Corp.......................................... 245,290  2,239,498
    South State Corp..................................  24,642  1,915,176
*   Southcoast Financial Corp.........................   5,735     53,852
*   Southern First Bancshares, Inc....................   2,825     56,613
    Southern Missouri Bancorp, Inc....................   2,930     55,318
#   Southern National Bancorp of Virginia, Inc........     712      8,231
    Southside Bancshares, Inc.........................  27,910    762,501
    Southwest Bancorp, Inc............................  30,394    532,807
    Southwest Georgia Financial Corp..................   1,854     27,078
*   Springleaf Holdings, Inc..........................  31,146  1,573,184
#*  St Joe Co. (The)..................................  39,684    644,865
    StanCorp Financial Group, Inc.....................  68,384  7,797,144
    State Auto Financial Corp.........................  42,440  1,027,048
#   State Bank Financial Corp.........................  11,276    228,339
    State Street Corp.................................  34,732  2,659,082
    Sterling Bancorp.................................. 152,884  2,276,443
    Stewart Information Services Corp.................  44,217  1,818,203
*   Stifel Financial Corp.............................  65,845  3,618,183
    Stock Yards Bancorp, Inc..........................  15,689    578,297
*   Stratus Properties, Inc...........................   6,580     99,358
    Suffolk Bancorp...................................  14,184    408,783
    Summit Financial Group, Inc.......................   1,980     24,314
    Summit State Bank.................................   2,856     37,899
*   Sun Bancorp, Inc..................................  12,088    252,518
    SunTrust Banks, Inc...............................  59,577  2,641,644
    Susquehanna Bancshares, Inc....................... 318,252  4,519,178
    Sussex Bancorp....................................   2,146     26,074
*   SVB Financial Group...............................  34,761  4,974,299
    Symetra Financial Corp............................ 153,733  3,849,474
    Synovus Financial Corp............................ 164,662  5,190,146
#   T Rowe Price Group, Inc...........................   3,600    277,668
    Talmer Bancorp, Inc. Class A......................  14,033    228,738

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    TCF Financial Corp................................ 270,148 $ 4,446,636
    TD Ameritrade Holding Corp........................  41,454   1,522,605
*   Tejon Ranch Co....................................  17,861     443,310
    Territorial Bancorp, Inc..........................  13,713     347,076
#   Teton Advisors, Inc. Class A......................      39       1,998
*   Texas Capital Bancshares, Inc.....................  43,335   2,554,165
    TFS Financial Corp................................  86,711   1,461,947
    Timberland Bancorp, Inc...........................   3,941      42,129
#   Tompkins Financial Corp...........................  19,481   1,052,948
#   Torchmark Corp....................................  22,860   1,408,405
#   TowneBank.........................................  66,182   1,168,112
    Travelers Cos., Inc. (The)........................  66,684   7,076,506
    Trico Bancshares..................................  23,910     592,729
#*  Trinity Place Holdings, Inc.......................   9,588      66,349
*   TriState Capital Holdings, Inc....................   5,628      71,082
#   TrustCo Bank Corp. NY............................. 136,962     853,273
#   Trustmark Corp.................................... 112,466   2,703,683
    U.S. Bancorp...................................... 118,110   5,339,753
    UMB Financial Corp................................  48,992   2,685,741
    Umpqua Holdings Corp.............................. 223,319   3,961,679
    Union Bankshares Corp.............................  60,100   1,483,268
#   Union Bankshares, Inc.............................   2,000      52,340
    United Bancshares, Inc............................   2,040      32,130
#   United Bankshares, Inc............................ 102,821   4,167,335
    United Community Bancorp..........................     993      13,654
    United Community Banks, Inc.......................  61,425   1,281,940
    United Community Financial Corp...................  18,074      93,262
    United Financial Bancorp, Inc.....................  69,314     935,046
    United Fire Group, Inc............................  29,384   1,015,511
    United Insurance Holdings Corp....................  17,761     285,242
*   United Security Bancshares........................  11,324      57,413
    United Security Bancshares, Inc...................     600       5,232
    Unity Bancorp, Inc................................   6,359      62,445
#   Universal Insurance Holdings, Inc.................  83,507   2,289,762
    Univest Corp. of Pennsylvania.....................  22,749     453,388
    Unum Group........................................ 115,811   4,150,666
    Validus Holdings, Ltd............................. 107,529   4,983,969
#   Valley National Bancorp........................... 130,725   1,296,792
#   Virtus Investment Partners, Inc...................   5,803     701,351
    Voya Financial, Inc...............................  70,930   3,330,164
    VSB Bancorp, Inc..................................     170       2,124
#   Waddell & Reed Financial, Inc. Class A............  19,273     865,550
*   Walker & Dunlop, Inc..............................  56,067   1,342,805
    Washington Federal, Inc........................... 176,109   4,099,818
#   Washington Trust Bancorp, Inc.....................  18,583     739,046
    Waterstone Financial, Inc.........................  39,395     508,589
    Wayne Savings Bancshares, Inc.....................   1,684      21,623
    Webster Financial Corp............................ 151,728   5,865,804
    Wells Fargo & Co.................................. 507,676  29,379,210
    WesBanco, Inc.....................................  56,352   1,872,013
    West Bancorporation, Inc..........................  17,389     339,607
#   Westamerica Bancorporation........................  22,308   1,092,646
*   Western Alliance Bancorp..........................  93,662   3,168,585

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Financials -- (Continued)
    Westfield Financial, Inc..........................  30,858 $    228,658
    Westwood Holdings Group, Inc......................   6,320      379,706
    White Mountains Insurance Group, Ltd..............   1,457    1,028,642
    Willis Group Holdings P.L.C.......................  16,547      769,270
    Wilshire Bancorp, Inc............................. 138,668    1,611,322
    Wintrust Financial Corp...........................  81,949    4,418,690
#   WisdomTree Investments, Inc.......................  52,977    1,319,127
#*  World Acceptance Corp.............................  13,047      710,018
#   WR Berkley Corp................................... 105,115    5,857,008
    WSFS Financial Corp...............................  31,114      893,283
    WVS Financial Corp................................   1,627       18,027
    XL Group P.L.C.................................... 137,506    5,227,978
*   Yadkin Financial Corp.............................  13,008      279,152
    Your Community Bankshares, Inc....................     255        7,472
#   Zions Bancorporation.............................. 131,914    4,114,398
                                                               ------------
Total Financials......................................          932,876,313
                                                               ------------
Health Care -- (8.0%)
#   Abaxis, Inc.......................................   3,959      198,188
    Abbott Laboratories...............................  52,410    2,656,663
#*  Acadia Healthcare Co., Inc........................  15,514    1,237,707
#*  ACADIA Pharmaceuticals, Inc.......................   4,500      219,645
    Aceto Corp........................................  45,280    1,060,910
*   Acorda Therapeutics, Inc..........................  19,816      680,878
#   Adcare Health Systems, Inc........................      49          186
*   Addus HomeCare Corp...............................  18,799      510,205
    Aetna, Inc........................................  47,160    5,327,665
#*  Affymetrix, Inc...................................  89,548      981,446
    Agilent Technologies, Inc.........................  22,067      903,644
#*  Agios Pharmaceuticals, Inc........................   1,681      185,213
#*  Air Methods Corp..................................  36,210    1,426,312
#*  Akorn, Inc........................................  27,286    1,258,157
#*  Albany Molecular Research, Inc....................  35,314      746,538
*   Alere, Inc........................................  90,727    4,410,239
*   Alexion Pharmaceuticals, Inc......................  11,111    2,193,756
#*  Align Technology, Inc.............................  13,755      862,439
#*  Alkermes P.L.C....................................   9,386      657,208
*   Allergan P.L.C....................................  28,459    9,424,198
*   Alliance HealthCare Services, Inc.................   5,402       80,814
*   Allied Healthcare Products, Inc...................   4,920        7,823
#*  Allscripts Healthcare Solutions, Inc.............. 169,936    2,457,275
*   Almost Family, Inc................................  14,703      643,403
#*  Alnylam Pharmaceuticals, Inc......................   7,135      909,213
*   Alphatec Holdings, Inc............................  91,449      124,371
*   AMAG Pharmaceuticals, Inc.........................  16,335    1,043,807
*   Amedisys, Inc.....................................  39,704    1,732,286
*   American Shared Hospital Services.................     900        2,367
    AmerisourceBergen Corp............................  14,203    1,501,967
    Amgen, Inc........................................  26,155    4,618,711
*   AMN Healthcare Services, Inc......................  64,722    1,904,768
*   Amsurg Corp.......................................  62,887    4,511,513
    Analogic Corp.....................................  11,775      948,476
*   AngioDynamics, Inc................................  49,367      765,189

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Anika Therapeutics, Inc...........................  31,234 $ 1,183,769
    Anthem, Inc.......................................  49,131   7,579,439
*   Arqule, Inc.......................................  26,950      46,085
*   Arrhythmia Research Technology, Inc...............   1,153       7,345
*   Assembly Biosciences, Inc.........................   2,265      33,975
#*  athenahealth, Inc.................................   2,611     365,436
    Atrion Corp.......................................   2,187     883,329
    Becton Dickinson and Co...........................   9,125   1,388,369
*   Bio-Rad Laboratories, Inc. Class A................  19,480   2,936,415
*   Bio-Rad Laboratories, Inc. Class B................   1,277     187,081
*   Bio-Reference Laboratories, Inc...................  10,468     464,465
    Bio-Techne Corp...................................   4,976     544,275
#*  Bioanalytical Systems, Inc........................   1,915       2,643
#*  Biodel, Inc.......................................   4,308       4,437
*   Biogen, Inc.......................................   6,870   2,190,019
*   BioMarin Pharmaceutical, Inc......................   7,300   1,067,771
#*  BioScrip, Inc..................................... 127,687     320,494
*   Biospecifics Technologies Corp....................   2,927     201,143
*   Biota Pharmaceuticals, Inc........................   6,230      14,827
*   BioTelemetry, Inc.................................  26,941     329,488
*   Bluebird Bio, Inc.................................   1,469     243,604
*   Boston Scientific Corp............................ 189,811   3,291,323
*   Bovie Medical Corp................................  13,510      31,208
#*  Brookdale Senior Living, Inc......................  67,263   2,228,423
*   Bruker Corp.......................................  22,783     479,582
*   Cambrex Corp......................................  47,097   2,319,527
    Cantel Medical Corp...............................  30,310   1,663,413
*   Capital Senior Living Corp........................  30,675     683,746
    Cardinal Health, Inc..............................  11,763     999,620
*   Celsion Corp......................................     422         962
*   Centene Corp......................................  76,944   5,396,083
#*  Cepheid...........................................   3,300     183,447
*   Cerner Corp.......................................   8,000     573,760
*   Charles River Laboratories International, Inc.....  18,259   1,417,264
#   Chemed Corp.......................................  12,392   1,839,716
    Cigna Corp........................................  18,390   2,649,263
*   Community Health Systems, Inc..................... 191,179  11,185,883
#   Computer Programs & Systems, Inc..................   7,500     350,775
    CONMED Corp.......................................  29,451   1,670,461
    Cooper Cos., Inc. (The)...........................   5,943   1,051,911
*   Corvel Corp.......................................  13,794     440,856
    CR Bard, Inc......................................   4,262     838,122
*   Cross Country Healthcare, Inc.....................  39,732     479,565
    CryoLife, Inc.....................................  35,020     383,469
#*  Cumberland Pharmaceuticals, Inc...................  23,868     148,698
*   Cutera, Inc.......................................  17,043     258,713
*   Cyberonics, Inc...................................  14,338     880,353
*   Cynosure, Inc. Class A............................  24,896     965,965
*   Cytokinetics, Inc.................................   9,109      58,207
*   DaVita HealthCare Partners, Inc...................  39,198   3,097,818
    DENTSPLY International, Inc.......................  10,234     582,417
#*  Depomed, Inc......................................  50,312   1,584,828
*   DexCom, Inc.......................................   3,531     298,899

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
    Digirad Corp...................................... 16,700 $   72,979
*   Durect Corp....................................... 18,046     42,408
*   Dyax Corp.........................................  6,160    151,598
*   Edwards Lifesciences Corp.........................  7,400  1,125,984
*   Emergent Biosolutions, Inc........................ 44,346  1,455,879
*   Endo International P.L.C.......................... 14,353  1,256,462
    Ensign Group, Inc. (The).......................... 32,360  1,654,243
*   Envision Healthcare Holdings, Inc.................  8,787    393,658
*   Enzo Biochem, Inc................................. 39,085    117,255
*   Exactech, Inc..................................... 14,628    292,267
*   ExamWorks Group, Inc.............................. 23,719    832,063
*   Express Scripts Holding Co........................ 59,330  5,343,853
*   Five Star Quality Care, Inc....................... 71,415    322,796
*   Genesis Healthcare, Inc........................... 19,937    121,815
*   Globus Medical, Inc. Class A...................... 31,142    873,845
*   Greatbatch, Inc................................... 25,442  1,387,352
*   Haemonetics Corp.................................. 32,788  1,311,848
#*  Halyard Health, Inc............................... 10,850    442,029
*   Hanger, Inc....................................... 36,024    779,559
*   Harvard Apparatus Regenerative Technology, Inc....  7,831      8,927
*   Harvard Bioscience, Inc........................... 43,242    211,453
*   Health Net, Inc................................... 77,846  5,204,784
    HealthSouth Corp.................................. 20,397    932,143
*   HealthStream, Inc................................. 17,545    492,313
*   Healthways, Inc................................... 45,604    577,347
*   Henry Schein, Inc.................................  8,644  1,279,139
    Hill-Rom Holdings, Inc............................ 33,783  1,892,861
#*  HMS Holdings Corp................................. 46,172    531,901
*   Hologic, Inc...................................... 65,441  2,726,272
*   Horizon Pharma P.L.C..............................  5,428    200,022
*   Hospira, Inc...................................... 11,600  1,037,620
    Humana, Inc....................................... 18,374  3,345,722
*   Icad, Inc.........................................  1,300      4,446
*   ICU Medical, Inc.................................. 11,600  1,159,072
#*  Idera Pharmaceuticals, Inc........................ 20,811     74,503
#*  IDEXX Laboratories, Inc...........................  2,498    181,680
#*  Illumina, Inc.....................................  9,020  1,978,086
#*  Impax Laboratories, Inc........................... 67,957  3,293,196
*   Incyte Corp.......................................  9,122    951,242
*   Infinity Pharmaceuticals, Inc..................... 21,177    185,087
#*  InfuSystems Holdings, Inc.........................  6,961     21,858
*   Insys Therapeutics, Inc...........................  3,050    137,006
*   Integra LifeSciences Holdings Corp................ 28,405  1,821,613
*   Intrexon Corp.....................................  4,272    278,748
*   Intuitive Surgical, Inc...........................  1,500    799,755
    Invacare Corp..................................... 58,188    992,105
*   IPC Healthcare, Inc............................... 17,902    992,666
*   Iridex Corp.......................................  4,733     33,888
#*  Jazz Pharmaceuticals P.L.C........................  4,993    959,854
    Johnson & Johnson................................. 90,854  9,104,479
*   Juniper Pharmaceuticals, Inc......................  2,608     26,602
    Kewaunee Scientific Corp..........................  2,037     34,425
*   Kindred Biosciences, Inc..........................  1,802     11,244

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- ----------
Health Care -- (Continued)
            Kindred Healthcare, Inc........................ 143,165 $2,953,494
*           Laboratory Corp. of America Holdings...........  11,777  1,499,094
#           Landauer, Inc..................................   2,932    104,027
#*          Lannett Co., Inc...............................  22,843  1,361,443
            LeMaitre Vascular, Inc.........................  15,418    219,552
#*          Lexicon Pharmaceuticals, Inc...................   1,986     16,762
*           LHC Group, Inc.................................  21,781    877,556
*           LifePoint Hospitals, Inc.......................  53,422  4,426,547
#*          Ligand Pharmaceuticals, Inc. Class B...........   6,704    725,775
#*          Lipocine, Inc..................................   6,514     80,513
#*          Luminex Corp...................................  28,028    482,922
*           Magellan Health, Inc...........................  46,252  2,802,409
*           Mallinckrodt P.L.C.............................  14,485  1,795,561
*           Masimo Corp....................................  25,534  1,064,257
#*          Mast Therapeutics, Inc.........................  19,471      8,567
            McKesson Corp..................................   8,300  1,830,731
*           MedAssets, Inc.................................  60,312  1,405,270
(degrees)*  MedCath Corp...................................  19,024         --
#*          Medicines Co. (The)............................  98,819  3,101,928
#*          MediciNova, Inc................................  12,083     44,949
*           Medivation, Inc................................     606     63,830
#*          MEDNAX, Inc....................................  22,381  1,894,328
            Medtronic P.L.C................................  45,325  3,553,027
            Merck & Co., Inc............................... 149,737  8,828,494
*           Merge Healthcare, Inc..........................  52,880    290,311
#           Meridian Bioscience, Inc.......................  31,340    566,941
*           Merit Medical Systems, Inc.....................  58,164  1,486,672
*           Misonix, Inc...................................   3,363     31,276
#*          Molina Healthcare, Inc.........................  46,900  3,537,667
*           Momenta Pharmaceuticals, Inc...................  28,579    621,307
*           Mylan NV.......................................  29,257  1,638,099
#*          Myriad Genetics, Inc...........................  20,479    698,743
            National Healthcare Corp.......................  15,268    964,938
            National Research Corp. Class A................  14,574    215,695
#           National Research Corp. Class B................   2,429     84,553
*           Natus Medical, Inc.............................  33,553  1,515,253
*           Neogen Corp....................................  11,047    642,825
*           Neurocrine Biosciences, Inc....................   3,794    190,155
*           NuVasive, Inc..................................  27,918  1,535,769
            Omnicare, Inc..................................  21,610  2,092,928
*           Omnicell, Inc..................................  30,102  1,099,325
#*          OncoGenex Pharmaceuticals, Inc.................     350      1,208
#*          Opko Health, Inc...............................  40,413    661,561
*           OraSure Technologies, Inc......................  32,598    161,034
*           Orthofix International NV......................  24,892    830,397
#           Owens & Minor, Inc.............................  65,823  2,314,337
*           Pain Therapeutics, Inc.........................  36,350     68,702
            Paratek Pharmaceuticals, Inc...................   1,175     29,563
*           PAREXEL International Corp.....................  20,429  1,408,784
            Patterson Cos., Inc............................  33,736  1,692,198
#*          PDI, Inc.......................................  16,959     36,123
            PDL BioPharma, Inc.............................  34,563    201,157
            PerkinElmer, Inc...............................  67,422  3,567,972

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
#*  Pernix Therapeutics Holdings, Inc.................   7,231 $    36,010
    Perrigo Co. P.L.C.................................   5,808   1,116,298
    Pfizer, Inc....................................... 459,005  16,551,720
*   PharMerica Corp...................................  48,026   1,641,048
#*  PhotoMedex, Inc...................................   9,512      10,558
#*  Pozen, Inc........................................  26,793     310,799
*   Premier, Inc. Class A.............................   3,886     138,963
*   Prestige Brands Holdings, Inc.....................  65,760   3,131,491
#*  Progenics Pharmaceuticals, Inc....................  26,897     232,928
*   ProPhase Labs, Inc................................   6,052       9,139
*   Providence Service Corp. (The)....................  23,442   1,103,181
#*  pSivida Corp......................................   4,645      18,859
#   Quality Systems, Inc..............................  29,565     376,954
    Quest Diagnostics, Inc............................  20,272   1,496,276
#*  Quidel Corp.......................................  16,221     335,937
*   RadNet, Inc.......................................  26,319     176,074
*   Receptos, Inc.....................................   1,434     326,751
*   Regeneron Pharmaceuticals, Inc....................   6,200   3,432,692
#*  Repligen Corp.....................................  23,578     825,466
#   ResMed, Inc.......................................   9,600     556,320
*   Rigel Pharmaceuticals, Inc........................  95,648     285,031
*   RTI Surgical, Inc.................................  71,853     523,090
#*  Sagent Pharmaceuticals, Inc.......................  19,546     480,441
*   SciClone Pharmaceuticals, Inc.....................  71,111     647,821
*   SeaSpine Holdings Corp............................   9,468     148,458
#*  Seattle Genetics, Inc.............................   7,900     378,173
    Select Medical Holdings Corp...................... 170,457   2,459,695
#*  Sequenom, Inc.....................................   6,682      18,843
    Simulations Plus, Inc.............................   1,800      11,628
*   Sirona Dental Systems, Inc........................  15,186   1,576,003
    Span-America Medical Systems, Inc.................   3,229      57,089
*   Special Diversified Opportunities, Inc............  12,404      13,396
#*  Spectrum Pharmaceuticals, Inc.....................  26,500     183,248
    St Jude Medical, Inc..............................  25,187   1,859,304
#*  Stereotaxis, Inc..................................   1,337       1,925
#   STERIS Corp.......................................  28,908   1,998,410
    Stryker Corp......................................   9,409     962,258
#*  Sucampo Pharmaceuticals, Inc. Class A.............  18,104     394,486
*   SunLink Health Systems, Inc.......................   1,702       2,774
*   Supernus Pharmaceuticals, Inc.....................  18,508     392,555
*   Surgical Care Affiliates, Inc.....................   9,776     371,684
#*  SurModics, Inc....................................  18,031     423,548
*   Symmetry Surgical, Inc............................  18,126     150,990
#*  Targacept, Inc....................................  21,573      53,070
*   Taro Pharmaceutical Industries, Ltd...............   2,837     395,336
*   Team Health Holdings, Inc.........................  13,423     904,844
#   Teleflex, Inc.....................................  31,277   4,190,805
#*  Tenet Healthcare Corp.............................  31,779   1,789,158
*   Theravance Biopharma, Inc.........................   1,106      13,869
    Thermo Fisher Scientific, Inc.....................  24,082   3,360,161
*   Thoratec Corp.....................................  23,009   1,456,240
#*  Tonix Pharmaceuticals Holding Corp................   5,604      47,242
*   Tornier NV........................................  26,718     665,011

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Health Care -- (Continued)
*   Triple-S Management Corp. Class B.................  40,733 $    879,018
#*  United Therapeutics Corp..........................   7,000    1,185,520
    UnitedHealth Group, Inc...........................  73,435    8,915,009
*   Universal American Corp........................... 141,867    1,315,107
    Universal Health Services, Inc. Class B...........  12,918    1,876,081
    US Physical Therapy, Inc..........................  15,941      842,641
    Utah Medical Products, Inc........................   3,789      207,145
#*  Varian Medical Systems, Inc.......................   4,357      375,007
*   Vascular Solutions, Inc...........................  15,185      565,338
*   VCA, Inc..........................................  88,166    5,424,854
*   Veeva Systems, Inc. Class A.......................     350        9,422
*   Vical, Inc........................................   6,156        3,964
*   Vocera Communications, Inc........................   4,113       51,001
*   Waters Corp.......................................   3,157      421,428
*   WellCare Health Plans, Inc........................  38,619    3,120,415
    West Pharmaceutical Services, Inc.................  25,768    1,542,730
*   Wright Medical Group, Inc.........................  20,223      522,562
    Zimmer Biomet Holdings, Inc.......................  12,595    1,310,762
#*  ZIOPHARM Oncology, Inc............................     692        9,245
    Zoetis, Inc.......................................  52,840    2,588,103
                                                               ------------
Total Health Care.....................................          340,217,749
                                                               ------------
Industrials -- (13.1%)
    AAON, Inc.........................................  33,999      754,438
    AAR Corp..........................................  44,341    1,194,990
    ABM Industries, Inc...............................  73,328    2,416,891
#   Acacia Research Corp..............................  23,571      221,803
*   ACCO Brands Corp.................................. 157,099    1,285,070
*   Accuride Corp.....................................  47,753      194,355
    Acme United Corp..................................   1,921       35,020
*   Active Power, Inc.................................     960        1,901
    Actuant Corp. Class A.............................  63,614    1,466,939
    Acuity Brands, Inc................................   4,829      971,547
#*  Adept Technology, Inc.............................  10,771       77,120
#   ADT Corp. (The)................................... 258,600    8,929,458
*   Advisory Board Co. (The)..........................  12,196      730,540
#*  AECOM............................................. 150,266    4,632,701
*   Aegion Corp.......................................  69,512    1,374,252
*   AeroCentury Corp..................................   1,149        9,272
#*  Aerojet Rocketdyne Holdings, Inc..................  20,165      472,063
*   Aerovironment, Inc................................  32,371      843,588
#   AGCO Corp......................................... 106,349    5,850,258
    Air Industries Group..............................   1,000        9,400
    Air Lease Corp.................................... 116,161    4,106,291
*   Air Transport Services Group, Inc................. 102,109    1,056,828
    Alamo Group, Inc..................................  14,985      787,312
    Alaska Air Group, Inc.............................  43,195    3,272,021
    Albany International Corp. Class A................  31,464    1,171,090
    Allegiant Travel Co...............................   9,561    2,033,912
    Allegion P.L.C....................................   7,933      501,524
    Allied Motion Technologies, Inc...................  16,102      340,396
    Allison Transmission Holdings, Inc................  70,072    2,044,701
#   Altra Industrial Motion Corp......................  42,705    1,084,707

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    AMERCO............................................  19,095 $6,862,170
#*  Ameresco, Inc. Class A............................  15,221    105,025
    American Airlines Group, Inc......................  40,944  1,641,854
#   American Railcar Industries, Inc..................  23,316    931,474
#   American Science & Engineering, Inc...............   9,907    442,744
#*  American Superconductor Corp......................   1,238      6,190
*   American Woodmark Corp............................  20,886  1,373,463
    AMETEK, Inc.......................................  24,074  1,277,126
#*  AMREP Corp........................................   6,528     33,619
    AO Smith Corp.....................................  27,188  1,952,642
    Apogee Enterprises, Inc...........................  30,486  1,682,217
    Applied Industrial Technologies, Inc..............  39,955  1,543,462
*   ARC Document Solutions, Inc.......................  72,114    498,308
    ArcBest Corp......................................  28,900    955,145
    Argan, Inc........................................  29,816  1,159,246
*   Armstrong World Industries, Inc...................  36,764  2,150,694
#*  Arotech Corp......................................   3,519      8,129
    Astec Industries, Inc.............................  34,527  1,357,256
*   Astronics Corp....................................   9,740    603,880
*   Astronics Corp. Class B...........................   3,845    238,698
*   Atlas Air Worldwide Holdings, Inc.................  42,729  2,100,130
*   Avalon Holdings Corp. Class A.....................     700      1,407
*   Avis Budget Group, Inc............................  76,159  3,307,585
    AZZ, Inc..........................................  26,957  1,395,025
#   B/E Aerospace, Inc................................  13,582    661,579
*   Babcock & Wilcox Enterprises, Inc.................  22,362    440,979
    Barnes Group, Inc.................................  81,618  3,177,389
    Barrett Business Services, Inc....................  10,851    449,231
*   Beacon Roofing Supply, Inc........................  54,616  1,911,560
*   Blount International, Inc......................... 107,295    896,986
#*  BlueLinx Holdings, Inc............................  61,893     58,798
    Brady Corp. Class A...............................  63,069  1,483,383
*   Breeze-Eastern Corp...............................   7,923     97,453
#   Briggs & Stratton Corp............................  76,718  1,417,749
    Brink's Co. (The).................................  40,506  1,265,002
#*  Broadwind Energy, Inc.............................      70        249
#*  Builders FirstSource, Inc.........................  54,400    818,176
    BWX Technologies, Inc.............................  44,725  1,098,446
*   CAI International, Inc............................  25,760    362,186
    Carlisle Cos., Inc................................  40,218  4,072,475
*   Casella Waste Systems, Inc. Class A...............  33,576    213,208
#   Caterpillar, Inc..................................  34,848  2,740,098
#*  CBIZ, Inc.........................................  84,887    831,893
    CDI Corp..........................................  23,674    286,692
    CEB, Inc..........................................  16,317  1,248,577
#   Ceco Environmental Corp...........................  16,485    148,365
    Celadon Group, Inc................................  49,176  1,067,119
*   Chart Industries, Inc.............................  24,718    674,801
#   Chicago Bridge & Iron Co. NV......................  60,596  3,220,071
    Chicago Rivet & Machine Co........................     855     22,247
    Cintas Corp.......................................  14,003  1,197,257
    CIRCOR International, Inc.........................  18,896    903,796
    Civeo Corp........................................  83,510    178,711

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- ----------
Industrials -- (Continued)
            CLARCOR, Inc...................................  33,712 $2,028,451
#*          Clean Harbors, Inc.............................  33,624  1,665,060
#*          Colfax Corp....................................  58,292  2,223,257
            Columbus McKinnon Corp.........................  27,557    646,487
            Comfort Systems USA, Inc.......................  54,138  1,496,374
*           Command Security Corp..........................   5,329      9,592
*           Commercial Vehicle Group, Inc..................  27,270    161,166
            Compx International, Inc.......................   2,522     29,709
            Con-way, Inc...................................  66,139  2,565,532
*           Continental Building Products, Inc.............  20,150    427,986
*           Continental Materials Corp.....................      73      1,093
#           Copa Holdings SA Class A.......................  18,567  1,402,366
*           Copart, Inc....................................  18,851    679,202
            Covanta Holding Corp........................... 136,966  2,703,709
*           Covenant Transportation Group, Inc. Class A....  28,584    674,868
*           CPI Aerostructures, Inc........................   8,398     75,582
*           CRA International, Inc.........................  11,485    268,060
            Crane Co.......................................  19,838  1,055,382
            CSX Corp....................................... 192,515  6,021,869
(degrees)*  CTPartners Executive Search, Inc...............   3,804        837
            Cubic Corp.....................................  25,978  1,152,644
            Cummins, Inc...................................   7,650    990,905
            Curtiss-Wright Corp............................  46,175  3,110,810
            Danaher Corp...................................  40,274  3,687,487
#           Deere & Co.....................................  24,279  2,296,065
            Delta Air Lines, Inc...........................  79,618  3,530,262
            Deluxe Corp....................................  20,237  1,303,870
*           DigitalGlobe, Inc..............................  91,340  1,934,581
#           Donaldson Co., Inc.............................  26,877    903,067
            Douglas Dynamics, Inc..........................  47,549    975,705
            Dover Corp.....................................  22,423  1,436,642
*           Ducommun, Inc..................................  11,679    279,712
            Dun & Bradstreet Corp. (The)...................   4,626    577,186
*           DXP Enterprises, Inc...........................  18,165    666,656
*           Dycom Industries, Inc..........................  44,780  2,958,167
            Dynamic Materials Corp.........................  16,673    188,071
            Eastern Co. (The)..............................   5,585     97,067
            Eaton Corp. P.L.C..............................  29,601  1,793,229
*           Echo Global Logistics, Inc.....................  23,373    754,948
            Ecology and Environment, Inc. Class A..........   2,769     31,317
            EMCOR Group, Inc...............................  67,975  3,251,244
            Emerson Electric Co............................  31,243  1,616,825
            Encore Wire Corp...............................  24,537    842,355
#*          Energy Recovery, Inc...........................  44,908    118,108
            EnerSys........................................  45,082  2,815,371
            Engility Holdings, Inc.........................  18,925    414,647
            Ennis, Inc.....................................  43,970    737,817
            EnPro Industries, Inc..........................  21,572  1,093,269
            EnviroStar, Inc................................   1,100      5,962
            Equifax, Inc...................................  11,845  1,209,730
            ESCO Technologies, Inc.........................  36,683  1,396,522
            Espey Manufacturing & Electronics Corp.........   3,027     81,063
#           Essendant, Inc.................................  44,394  1,634,587

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   Esterline Technologies Corp.......................  25,958 $ 2,301,436
    Expeditors International of Washington, Inc.......  10,482     491,291
    Exponent, Inc.....................................  16,036     713,442
#   Fastenal Co.......................................  11,751     491,897
    Federal Signal Corp............................... 124,573   1,863,612
    FedEx Corp........................................  28,032   4,805,245
#   Flowserve Corp....................................  10,200     479,298
    Fluor Corp........................................  14,089     658,661
#   Fortune Brands Home & Security, Inc...............  26,875   1,283,281
    Forward Air Corp..................................  23,908   1,160,733
*   Franklin Covey Co.................................  21,609     408,626
#   Franklin Electric Co., Inc........................  37,816   1,091,370
    FreightCar America, Inc...........................  23,492     452,456
*   FTI Consulting, Inc...............................  75,020   3,069,818
*   Fuel Tech, Inc....................................  26,879      48,920
*   Furmanite Corp....................................  42,476     276,944
    G&K Services, Inc. Class A........................  22,919   1,502,570
#   GATX Corp.........................................  50,833   2,696,182
*   Genco Shipping & Trading, Ltd.....................   2,512      18,260
#*  Gencor Industries, Inc............................   4,926      47,240
#*  Generac Holdings, Inc.............................  13,155     461,346
#   General Cable Corp................................  86,492   1,411,549
    General Dynamics Corp.............................  22,257   3,318,741
    General Electric Co............................... 721,688  18,836,057
*   Genesee & Wyoming, Inc. Class A...................  35,145   2,503,027
*   Gibraltar Industries, Inc.........................  47,930     917,380
    Global Brass & Copper Holdings, Inc...............  10,942     184,373
    Global Power Equipment Group, Inc.................  15,716     106,083
#   Golden Ocean Group, Ltd...........................  63,354     246,447
*   Goldfield Corp. (The).............................   9,421      13,189
    Gorman-Rupp Co. (The).............................  25,218     646,590
*   GP Strategies Corp................................  27,738     795,803
    Graco, Inc........................................   9,274     662,998
*   GrafTech International, Ltd....................... 173,617     873,294
    Graham Corp.......................................  10,133     191,311
    Granite Construction, Inc.........................  50,254   1,709,641
*   Great Lakes Dredge & Dock Corp....................  79,978     405,488
#   Greenbrier Cos., Inc. (The).......................  32,885   1,504,489
#   Griffon Corp......................................  69,548   1,199,008
    H&E Equipment Services, Inc.......................  33,189     595,411
    Hardinge, Inc.....................................  13,131     111,614
#   Harsco Corp.......................................  83,219   1,143,429
*   Hawaiian Holdings, Inc............................  67,594   1,468,142
#*  HC2 Holdings, Inc.................................   3,645      28,431
*   HD Supply Holdings, Inc...........................  25,751     921,886
#   Healthcare Services Group, Inc....................  15,811     551,962
#   Heartland Express, Inc............................  58,903   1,256,401
#   HEICO Corp........................................   8,377     459,311
    HEICO Corp. Class A...............................  13,054     592,129
    Heidrick & Struggles International, Inc...........  24,712     540,451
*   Heritage-Crystal Clean, Inc.......................   2,569      33,012
    Herman Miller, Inc................................  26,103     731,928
*   Hertz Global Holdings, Inc........................  70,637   1,200,123

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
#   Hexcel Corp.......................................  30,570 $1,586,277
*   Hill International, Inc...........................  67,224    321,331
    Hillenbrand, Inc..................................  59,900  1,698,764
#   HNI Corp..........................................  30,318  1,503,470
    Honeywell International, Inc......................  22,922  2,407,956
    Houston Wire & Cable Co...........................  25,592    236,470
*   Hub Group, Inc. Class A...........................  56,510  2,380,766
    Hubbell, Inc. Class A.............................   1,859    183,279
    Hubbell, Inc. Class B.............................  13,560  1,415,800
*   Hudson Global, Inc................................  34,265     74,698
    Huntington Ingalls Industries, Inc................  21,493  2,523,493
    Hurco Cos., Inc...................................  10,543    329,996
*   Huron Consulting Group, Inc.......................  26,943  2,060,331
    Hyster-Yale Materials Handling, Inc...............  14,648    991,230
*   ICF International, Inc............................  28,023  1,027,323
    IDEX Corp.........................................  26,694  2,029,545
*   IHS, Inc. Class A.................................   4,370    546,381
    Illinois Tool Works, Inc..........................  13,917  1,245,154
    Ingersoll-Rand P.L.C..............................  29,843  1,832,360
#*  InnerWorkings, Inc................................  46,741    350,558
*   Innovative Solutions & Support, Inc...............  16,826     50,141
    Insperity, Inc....................................  30,992  1,558,278
    Insteel Industries, Inc...........................  22,225    363,157
*   Integrated Electrical Services, Inc...............  15,111    101,395
    Interface, Inc....................................  33,876    879,760
    International Shipholding Corp....................   1,100      5,511
#*  Intersections, Inc................................  18,573     41,418
    ITT Corp..........................................  29,937  1,137,606
#*  Jacobs Engineering Group, Inc..................... 107,011  4,507,303
    JB Hunt Transport Services, Inc...................  10,031    843,808
#*  JetBlue Airways Corp.............................. 413,533  9,502,988
    John Bean Technologies Corp.......................  19,647    716,133
#   Joy Global, Inc...................................  48,576  1,282,892
    Kadant, Inc.......................................   1,953     89,037
#   Kaman Corp........................................  31,768  1,253,883
    Kansas City Southern..............................  16,200  1,606,878
    KAR Auction Services, Inc.........................  79,469  3,093,728
    KBR, Inc..........................................  65,281  1,140,459
    Kelly Services, Inc. Class A......................  45,884    685,507
    Kelly Services, Inc. Class B......................     700     10,525
#   Kennametal, Inc...................................  33,652  1,066,432
*   Key Technology, Inc...............................   5,258     65,778
    Kforce, Inc.......................................  42,117    984,274
    Kimball International, Inc. Class B...............  46,599    527,501
*   Kirby Corp........................................  60,843  4,405,642
*   KLX, Inc..........................................  20,346    799,191
#   Knight Transportation, Inc........................  98,435  2,661,682
    Knoll, Inc........................................  37,990    919,358
    Korn/Ferry International..........................  54,689  1,830,988
*   Kratos Defense & Security Solutions, Inc..........  81,784    446,541
    L-3 Communications Holdings, Inc..................  22,064  2,547,509
    Landstar System, Inc..............................  13,565    977,087
*   Lawson Products, Inc..............................   8,745    239,263

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
#*  Layne Christensen Co..............................  24,719 $  205,168
    LB Foster Co. Class A.............................  13,222    388,066
#   Lennox International, Inc.........................   7,521    888,004
    Lincoln Electric Holdings, Inc....................  19,400  1,174,670
#   Lindsay Corp......................................   6,903    578,955
*   LMI Aerospace, Inc................................  17,811    179,891
    LS Starrett Co. (The) Class A.....................   8,044    134,737
    LSI Industries, Inc...............................  34,695    345,562
*   Lydall, Inc.......................................  20,153    598,746
*   Magnetek, Inc.....................................   1,197     59,479
#*  Manitex International, Inc........................   3,300     20,856
#   Manitowoc Co., Inc. (The).........................  81,598  1,441,837
    Manpowergroup, Inc................................  39,253  3,551,611
    Marten Transport, Ltd.............................  38,690    750,199
    Masco Corp........................................  60,333  1,592,188
*   MasTec, Inc.......................................  76,702  1,413,618
*   Mastech Holdings, Inc.............................     991      8,067
    Matson, Inc.......................................  57,986  2,401,780
    Matthews International Corp. Class A..............  30,118  1,621,854
    McGrath RentCorp..................................  28,642    726,361
*   Meritor, Inc......................................  44,458    625,969
*   Mfri, Inc.........................................   5,730     32,203
*   Middleby Corp. (The)..............................  10,167  1,247,491
    Miller Industries, Inc............................  15,090    264,226
*   Mistras Group, Inc................................  30,406    547,004
    Mobile Mini, Inc..................................  68,044  2,526,474
*   Moog, Inc. Class A................................  38,542  2,576,918
*   Moog, Inc. Class B................................   2,977    198,104
#*  MRC Global, Inc...................................  96,298  1,237,429
    MSA Safety, Inc...................................  26,839  1,386,234
#   MSC Industrial Direct Co., Inc. Class A...........  12,382    882,341
    Mueller Industries, Inc...........................  71,272  2,307,075
    Mueller Water Products, Inc. Class A.............. 191,686  1,711,756
    Multi-Color Corp..................................  20,797  1,328,096
*   MYR Group, Inc....................................  38,938  1,169,698
#   National Presto Industries, Inc...................   7,418    587,209
*   Navigant Consulting, Inc..........................  70,656  1,110,712
*   NCI Building Systems, Inc.........................   4,500     58,275
    Nielsen NV........................................  40,307  1,953,277
*   NL Industries, Inc................................  44,564    299,916
    NN, Inc...........................................  45,298  1,034,153
    Nordson Corp......................................  12,448    922,521
    Norfolk Southern Corp.............................  60,802  5,127,433
*   Nortek, Inc.......................................   1,428    116,511
    Northrop Grumman Corp.............................  13,622  2,356,742
#*  Northwest Pipe Co.................................  13,889    250,696
#*  NOW, Inc..........................................  25,701    447,197
*   NV5 Holdings, Inc.................................   4,902    118,579
*   Old Dominion Freight Line, Inc....................  32,349  2,366,329
    Omega Flex, Inc...................................   4,638    150,503
*   On Assignment, Inc................................  49,683  1,903,853
    Orbital ATK, Inc..................................  45,865  3,254,122
#*  Orion Energy Systems, Inc.........................  23,165     49,805

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   Orion Marine Group, Inc...........................  24,325 $  176,113
#   Oshkosh Corp......................................  86,065  3,144,815
    Owens Corning..................................... 136,290  6,112,606
#   PACCAR, Inc.......................................  14,705    953,472
    Pall Corp.........................................   7,100    897,795
#*  PAM Transportation Services, Inc..................   9,487    499,016
    Park-Ohio Holdings Corp...........................  20,847    936,239
#   Parker-Hannifin Corp..............................  18,334  2,067,159
*   Patrick Industries, Inc...........................  27,796  1,001,768
#*  Patriot Transportation Holding, Inc...............   2,586     60,461
*   Pendrell Corp.....................................  45,689     63,051
#   Pentair P.L.C.....................................  35,552  2,161,917
*   Performant Financial Corp.........................  54,745    171,352
*   Perma-Fix Environmental Services..................   2,877     10,300
*   PGT, Inc..........................................  50,984    819,313
#   Pitney Bowes, Inc.................................  27,103    566,995
#*  Ply Gem Holdings, Inc.............................  10,896    157,447
*   PMFG, Inc.........................................   8,778     53,985
*   Polypore International, Inc.......................  21,888  1,315,907
    Powell Industries, Inc............................  13,987    417,372
#*  Power Solutions International, Inc................   2,041     84,661
*   PowerSecure International, Inc....................  31,334    474,397
    Precision Castparts Corp..........................   9,355  1,823,477
    Preformed Line Products Co........................   6,010    207,105
#   Primoris Services Corp............................  55,643  1,009,920
*   Proto Labs, Inc...................................   1,950    146,972
    Providence and Worcester Railroad Co..............   2,562     43,554
    Quad/Graphics, Inc................................  17,107    281,410
*   Quality Distribution, Inc.........................  17,290    275,084
    Quanex Building Products Corp.....................  54,916  1,102,713
*   Quanta Services, Inc.............................. 168,782  4,661,759
*   Radiant Logistics, Inc............................  24,515    155,670
#   Raven Industries, Inc.............................  23,262    451,981
    Raytheon Co.......................................  17,714  1,932,420
*   RBC Bearings, Inc.................................  15,632  1,059,068
    RCM Technologies, Inc.............................  12,068     61,064
    Regal Beloit Corp.................................  40,491  2,811,290
*   Republic Airways Holdings, Inc....................  59,559    300,177
    Republic Services, Inc............................ 112,711  4,793,599
    Resources Connection, Inc.........................  54,490    862,577
*   Rexnord Corp......................................  81,447  1,726,676
*   Roadrunner Transportation Systems, Inc............  40,624  1,063,536
    Robert Half International, Inc....................   1,000     55,030
    Rockwell Automation, Inc..........................  12,100  1,413,038
    Rockwell Collins, Inc.............................  11,750    994,285
    Rollins, Inc......................................  25,198    730,742
    Roper Technologies, Inc...........................   9,010  1,507,103
*   RPX Corp..........................................  78,745  1,218,973
#   RR Donnelley & Sons Co............................  73,268  1,285,853
*   Rush Enterprises, Inc. Class A....................  35,113    895,030
*   Rush Enterprises, Inc. Class B....................   4,506    104,449
    Ryder System, Inc.................................  88,537  8,014,369
*   Saia, Inc.........................................  36,687  1,592,950

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   Sensata Technologies Holding NV...................   6,594 $  338,404
    Servotronics, Inc.................................   1,499      9,181
    SIFCO Industries, Inc.............................   4,888     67,161
    Simpson Manufacturing Co., Inc....................  48,444  1,735,264
#   SkyWest, Inc......................................  65,489  1,084,498
*   SL Industries, Inc................................   9,000    352,350
    SmartPros, Ltd....................................   1,700      3,366
    Snap-on, Inc......................................  11,787  1,942,498
#*  SolarCity Corp....................................     490     28,420
    Southwest Airlines Co............................. 156,279  5,657,300
#*  SP Plus Corp......................................  12,926    338,015
*   Sparton Corp......................................  13,779    328,767
*   Spirit Aerosystems Holdings, Inc. Class A.........  41,712  2,348,386
*   Spirit Airlines, Inc..............................  13,566    811,518
    SPX Corp..........................................  18,968  1,240,697
    Standex International Corp........................  15,734  1,177,533
    Stanley Black & Decker, Inc.......................  36,884  3,890,893
    Steelcase, Inc. Class A...........................  83,091  1,483,174
*   Stericycle, Inc...................................   4,838    682,013
*   Sterling Construction Co., Inc....................  19,832     93,012
#*  Stock Building Supply Holdings, Inc...............   4,803     93,082
#   Sun Hydraulics Corp...............................  12,757    451,853
    Supreme Industries, Inc. Class A..................   9,289     76,541
*   Swift Transportation Co...........................  32,153    765,884
#   TAL International Group, Inc......................  63,304  1,253,419
*   Taser International, Inc..........................  20,936    569,878
*   Team, Inc.........................................  23,647  1,026,280
*   Tecumseh Products Co..............................  16,120     31,595
*   Teledyne Technologies, Inc........................  24,041  2,492,330
    Tennant Co........................................   9,285    555,336
#   Terex Corp........................................ 100,493  2,226,925
    Tetra Tech, Inc................................... 101,350  2,699,964
#   Textainer Group Holdings, Ltd.....................  51,126  1,158,515
    Textron, Inc......................................  46,733  2,042,232
*   Thermon Group Holdings, Inc.......................  14,532    350,657
    Timken Co. (The)..................................  59,553  1,987,879
#   Titan International, Inc..........................  80,196    749,031
#*  Titan Machinery, Inc..............................  23,132    325,005
    Toro Co. (The)....................................   7,800    532,974
    Towers Watson & Co. Class A.......................   5,900    748,002
*   TransDigm Group, Inc..............................   4,939  1,117,696
*   TRC Cos., Inc.....................................  28,288    271,565
*   Trex Co., Inc.....................................  14,075    638,583
*   Trimas Corp.......................................  33,456    786,216
*   TriNet Group, Inc.................................   8,457    227,324
#   Trinity Industries, Inc........................... 210,593  6,161,951
    Triumph Group, Inc................................  52,120  2,806,662
*   TrueBlue, Inc.....................................  43,153  1,111,621
*   Tutor Perini Corp.................................  84,118  1,760,590
    Twin Disc, Inc....................................  17,482    281,460
    Tyco International P.L.C..........................  21,904    832,133
*   Ultralife Corp....................................  16,511     67,200
    UniFirst Corp.....................................  16,176  1,792,624

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Industrials -- (Continued)
    Union Pacific Corp................................  83,333 $  8,132,467
*   United Continental Holdings, Inc..................  54,975    3,100,040
*   United Rentals, Inc...............................  34,010    2,278,330
    United Technologies Corp..........................  32,004    3,210,321
    Universal Forest Products, Inc....................  24,932    1,583,182
    Universal Truckload Services, Inc.................  17,385      367,345
#   US Ecology, Inc...................................  16,963      778,432
*   USA Truck, Inc....................................  16,095      314,818
#*  USG Corp..........................................  27,624      855,792
#*  UTi Worldwide, Inc................................ 119,915    1,007,286
#   Valmont Industries, Inc...........................  11,371    1,264,796
*   Vectrus, Inc......................................   5,677      131,706
*   Veritiv Corp......................................   1,605       59,802
*   Versar, Inc.......................................   7,645       26,069
    Viad Corp.........................................  30,419      872,113
*   Vicor Corp........................................  23,646      246,155
*   Virco Manufacturing Corp..........................  21,636       56,037
*   Volt Information Sciences, Inc....................  24,400      234,972
    VSE Corp..........................................   7,641      362,183
*   Wabash National Corp.............................. 109,822    1,508,954
*   WABCO Holdings, Inc...............................   8,765    1,082,215
    Wabtec Corp.......................................  11,888    1,202,947
    Waste Connections, Inc............................  82,431    4,132,266
    Waste Management, Inc.............................  23,011    1,176,552
    Watsco, Inc.......................................   7,344      941,795
    Watsco, Inc. Class B..............................   1,205      154,800
    Watts Water Technologies, Inc. Class A............  30,800    1,708,168
    Werner Enterprises, Inc........................... 101,099    2,855,036
*   Wesco Aircraft Holdings, Inc......................  53,357      767,807
#*  WESCO International, Inc..........................  47,770    2,931,167
    West Corp.........................................  23,504      678,090
*   Willdan Group, Inc................................   9,193       94,872
*   Willis Lease Finance Corp.........................   8,183      136,492
    Woodward, Inc.....................................  34,059    1,681,152
#   WW Grainger, Inc..................................   5,500    1,257,905
*   Xerium Technologies, Inc..........................   5,168       87,701
#*  XPO Logistics, Inc................................  50,693    2,197,542
    Xylem, Inc........................................  41,478    1,432,235
*   YRC Worldwide, Inc................................  14,795      285,544
                                                               ------------
Total Industrials.....................................          554,793,045
                                                               ------------
Information Technology -- (12.1%)
*   3D Systems Corp...................................  11,613      152,827
#*  ACI Worldwide, Inc................................  64,209    1,519,827
#   Activision Blizzard, Inc.......................... 213,323    5,501,600
*   Actua Corp........................................  49,589      730,446
*   Acxiom Corp.......................................  75,579    1,353,620
*   ADDvantage Technologies Group, Inc................   7,160       16,182
#   ADTRAN, Inc.......................................  39,904      658,416
*   Advanced Energy Industries, Inc...................  42,574    1,115,013
#*  Aehr Test Systems.................................   2,692        6,030
*   Agilysys, Inc.....................................  36,408      308,376
*   Akamai Technologies, Inc..........................   9,524      730,586

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Alliance Data Systems Corp........................   6,894 $ 1,896,126
    Alliance Fiber Optic Products, Inc................  12,442     249,711
*   Alpha & Omega Semiconductor, Ltd..................  12,145      95,338
    Altera Corp.......................................  14,759     732,932
    Amdocs, Ltd.......................................  14,311     839,340
    American Software, Inc. Class A...................  26,003     239,748
*   Amkor Technology, Inc............................. 234,103   1,032,394
    Amphenol Corp. Class A............................  25,736   1,451,768
*   Amtech Systems, Inc...............................  10,390      68,678
#*  ANADIGICS, Inc....................................  86,065      54,221
    Analog Devices, Inc...............................  22,899   1,335,699
#*  Angie's List, Inc.................................  15,392      76,960
*   Anixter International, Inc........................  17,082   1,130,999
*   ANSYS, Inc........................................   6,475     609,621
    Apple, Inc........................................ 308,343  37,402,006
    Applied Materials, Inc............................  70,077   1,216,537
*   ARRIS Group, Inc.................................. 106,955   3,307,049
*   Arrow Electronics, Inc............................ 113,013   6,571,706
*   Aspen Technology, Inc.............................  11,589     514,320
    Astro-Med, Inc....................................   7,311     101,111
    Atmel Corp........................................  61,833     511,977
*   Autobytel, Inc....................................   2,224      34,116
*   Autodesk, Inc.....................................  10,099     510,807
    Avago Technologies, Ltd...........................  14,754   1,846,316
*   AVG Technologies NV...............................  28,436     817,251
*   Aviat Networks, Inc...............................  63,193      72,040
*   Avid Technology, Inc..............................  43,600     534,536
    Avnet, Inc........................................ 153,917   6,422,956
    AVX Corp.......................................... 137,407   1,850,872
*   Aware, Inc........................................  18,447      61,244
*   Axcelis Technologies, Inc......................... 142,395     420,065
*   AXT, Inc..........................................  58,392     137,221
#   Badger Meter, Inc.................................  17,934   1,054,878
*   Bankrate, Inc.....................................  71,742     654,287
*   Barracuda Networks, Inc...........................   6,319     173,393
    Bel Fuse, Inc. Class A............................   3,300      63,525
    Bel Fuse, Inc. Class B............................  11,025     243,432
    Belden, Inc.......................................   8,914     527,976
*   Benchmark Electronics, Inc........................  77,718   1,714,459
    Black Box Corp....................................  25,515     399,565
    Blackbaud, Inc....................................  18,179   1,111,828
*   Blackhawk Network Holdings, Inc...................  32,075   1,473,205
*   Blucora, Inc......................................  46,882     664,318
    Booz Allen Hamilton Holding Corp..................  19,456     539,515
*   Bottomline Technologies de, Inc...................  22,107     607,058
    Broadcom Corp. Class A............................   3,300     167,013
    Broadridge Financial Solutions, Inc...............  24,825   1,347,253
*   BroadVision, Inc..................................   4,752      26,184
    Brocade Communications Systems, Inc............... 352,464   3,616,281
    Brooks Automation, Inc............................ 118,859   1,253,962
*   Bsquare Corp......................................  18,522     119,282
    CA, Inc...........................................  61,764   1,799,494
*   Cabot Microelectronics Corp.......................  21,805     988,639

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   CACI International, Inc. Class A..................  35,115 $2,883,995
#*  Cadence Design Systems, Inc.......................  32,200    675,234
*   CalAmp Corp.......................................  19,434    332,516
*   Calix, Inc........................................  65,769    554,433
*   Carbonite, Inc....................................   5,468     65,288
#*  Cardtronics, Inc..................................  31,984  1,185,647
*   Cartesian, Inc....................................   1,166      3,836
*   Cascade Microtech, Inc............................  16,311    243,197
#   Cass Information Systems, Inc.....................  12,142    638,669
*   Cavium, Inc.......................................   2,400    162,720
    CDW Corp..........................................  27,749    997,022
*   Ceva, Inc.........................................  24,182    452,929
    Checkpoint Systems, Inc...........................  51,633    451,272
*   CIBER, Inc........................................ 140,701    465,720
#*  Ciena Corp........................................  37,382    951,372
#*  Cimpress NV.......................................   9,560    616,907
*   Cirrus Logic, Inc.................................  51,729  1,707,574
    Cisco Systems, Inc................................ 334,255  9,499,527
*   Citrix Systems, Inc...............................   8,516    643,895
#*  Clearfield, Inc...................................   8,316    163,659
    Cognex Corp.......................................  19,934    902,412
*   Coherent, Inc.....................................  22,667  1,313,553
    Cohu, Inc.........................................  36,968    366,353
*   CommScope Holding Co., Inc........................  51,164  1,605,015
    Communications Systems, Inc.......................  13,122    131,876
*   CommVault Systems, Inc............................   7,486    280,500
    Computer Sciences Corp............................  28,653  1,874,766
    Computer Task Group, Inc..........................  19,188    134,124
*   comScore, Inc.....................................   7,079    414,122
    Comtech Telecommunications Corp...................  25,768    742,376
    Concurrent Computer Corp..........................   7,430     39,751
*   Constant Contact, Inc.............................  11,895    307,367
#   Convergys Corp.................................... 126,940  3,187,463
*   CoreLogic, Inc....................................  72,581  2,862,595
    Corning, Inc...................................... 144,927  2,707,236
*   CoStar Group, Inc.................................   2,195    441,832
#*  Covisint Corp.....................................  19,447     57,952
*   Cray, Inc.........................................  22,481    583,157
#*  Cree, Inc.........................................  69,779  1,720,052
#*  Crexendo, Inc.....................................   6,718     14,444
#   CSG Systems International, Inc....................  38,268  1,190,135
    CSP, Inc..........................................   2,269     15,497
    CTS Corp..........................................  37,499    704,606
*   CyberOptics Corp..................................   7,973     46,802
    Cypress Semiconductor Corp........................  76,317    876,119
    Daktronics, Inc...................................  48,008    548,731
*   Datalink Corp.....................................  32,310    219,062
#*  Dealertrack Technologies, Inc.....................  46,049  2,858,261
*   Demand Media, Inc.................................   9,751     58,018
*   DHI Group, Inc.................................... 106,671    850,168
#   Diebold, Inc......................................  39,956  1,360,502
*   Digi International, Inc...........................  34,363    347,754
#*  Digimarc Corp.....................................   5,363    213,126

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Diodes, Inc.......................................  46,793 $1,038,337
#   Dolby Laboratories, Inc. Class A..................  29,506  1,037,136
*   Dot Hill Systems Corp.............................  43,235    273,245
*   DSP Group, Inc....................................  32,163    280,783
    DST Systems, Inc..................................  23,034  2,514,161
*   DTS, Inc..........................................  24,017    684,244
    EarthLink Holdings Corp........................... 166,795  1,224,275
*   eBay, Inc.........................................  38,237  1,075,224
#   Ebix, Inc.........................................  29,521    914,856
*   EchoStar Corp. Class A............................  47,140  2,188,239
*   Edgewater Technology, Inc.........................   8,479     60,116
    Electro Rent Corp.................................  28,178    283,189
    Electro Scientific Industries, Inc................  38,207    175,752
*   Electronic Arts, Inc..............................  19,023  1,361,096
*   Electronics for Imaging, Inc......................  46,192  2,110,974
#*  Ellie Mae, Inc....................................   2,429    190,555
*   eMagin Corp.......................................  11,664     31,959
    EMC Corp.......................................... 138,824  3,732,977
*   Emcore Corp.......................................  38,308    237,127
*   Endurance International Group Holdings, Inc.......  15,405    311,335
#*  EnerNOC, Inc......................................  38,787    319,217
*   Entegris, Inc..................................... 161,194  2,388,089
*   Envestnet, Inc....................................   6,540    296,197
*   EPAM Systems, Inc.................................  17,446  1,292,923
    EPIQ Systems, Inc.................................  45,396    751,304
*   ePlus, Inc........................................   8,798    676,654
*   Euronet Worldwide, Inc............................  18,216  1,247,796
#*  Everyday Health, Inc..............................     902     10,707
*   Exar Corp.........................................  58,619    461,332
*   ExlService Holdings, Inc..........................  23,547    912,917
*   Extreme Networks, Inc............................. 102,706    238,278
*   F5 Networks, Inc..................................   3,400    456,076
*   Fabrinet..........................................  38,407    712,834
#   FactSet Research Systems, Inc.....................   5,700    944,262
    Fair Isaac Corp...................................  29,958  2,716,891
*   Fairchild Semiconductor International, Inc........ 188,162  2,833,720
*   FalconStor Software, Inc..........................  29,232     40,925
#*  FARO Technologies, Inc............................  11,514    505,349
    FEI Co............................................   9,219    792,557
    Fidelity National Information Services, Inc.......  67,792  4,435,631
#*  Finisar Corp...................................... 139,451  2,427,842
#*  FireEye, Inc......................................  10,918    485,742
#*  First Solar, Inc..................................  97,603  4,323,813
*   Fiserv, Inc.......................................  26,901  2,336,621
*   FleetCor Technologies, Inc........................   5,986    926,753
*   Flextronics International, Ltd....................  45,388    499,722
    FLIR Systems, Inc.................................  79,963  2,462,061
*   FormFactor, Inc...................................  97,257    703,168
    Forrester Research, Inc...........................  16,811    525,848
*   Fortinet, Inc.....................................   7,132    340,482
*   Freescale Semiconductor, Ltd......................   8,279    330,084
*   Frequency Electronics, Inc........................   8,185     91,263
*   Gartner, Inc......................................   8,459    749,214

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Genpact, Ltd......................................  59,372 $ 1,318,652
#*  GigOptix, Inc.....................................   3,278       7,671
*   Global Cash Access Holdings, Inc.................. 127,861     645,698
    Global Payments, Inc..............................  14,975   1,678,548
    Globalscape, Inc..................................   2,198       7,781
#*  Glu Mobile, Inc...................................  30,123     176,671
*   Google, Inc. Class A..............................   6,186   4,067,295
*   Google, Inc. Class C..............................   5,843   3,655,439
*   GrubHub, Inc......................................   9,967     316,054
*   GSE Systems, Inc..................................  26,843      42,949
*   GSI Group, Inc....................................  40,937     580,077
*   GSI Technology, Inc...............................  17,271      88,946
*   GTT Communications, Inc...........................  17,116     397,605
#*  Guidance Software, Inc............................     100       1,007
*   Guidewire Software, Inc...........................   4,803     283,617
    Hackett Group, Inc. (The).........................  46,138     590,566
*   Harmonic, Inc..................................... 154,680     929,627
    Harris Corp.......................................  20,282   1,682,189
    Heartland Payment Systems, Inc....................  25,924   1,615,065
    Hewlett-Packard Co................................ 265,841   8,113,467
#*  HomeAway, Inc.....................................   6,300     189,252
#*  Hutchinson Technology, Inc........................  52,713      95,938
    IAC/InterActiveCorp...............................  47,781   3,691,560
*   ID Systems, Inc...................................  11,992      67,035
#*  Identiv, Inc......................................   4,291      19,739
*   IEC Electronics Corp..............................   7,468      28,752
*   II-VI, Inc........................................  55,688     946,696
*   Imation Corp......................................  39,287     161,077
#*  Immersion Corp....................................  21,510     295,117
#*  Infinera Corp.....................................  82,316   1,970,645
*   Informatica Corp..................................  18,805     912,419
*   Ingram Micro, Inc. Class A........................ 161,659   4,401,975
*   Innodata, Inc.....................................  21,458      56,005
#*  Inphi Corp........................................  23,122     525,563
*   Insight Enterprises, Inc..........................  64,391   1,737,913
*   Integrated Device Technology, Inc................. 187,332   3,579,915
    Integrated Silicon Solution, Inc..................  44,769     981,784
    Intel Corp........................................ 534,019  15,459,850
*   Intellicheck Mobilisa, Inc........................     287         248
#   InterDigital, Inc.................................  39,158   2,117,273
*   Internap Corp.....................................  84,980     782,666
    Intersil Corp. Class A............................ 147,971   1,646,917
*   inTEST Corp.......................................   2,202       9,469
#*  Intevac, Inc......................................  28,356     138,094
*   IntraLinks Holdings, Inc..........................  48,442     550,301
*   IntriCon Corp.....................................   6,777      48,117
    Intuit, Inc.......................................   5,892     623,197
*   Inuvo, Inc........................................  28,824      85,319
*   IPG Photonics Corp................................  10,614     978,823
*   Iteris, Inc.......................................  13,000      24,050
#*  Itron, Inc........................................  37,293   1,201,953
#*  Ixia..............................................  71,871     948,697
    IXYS Corp.........................................  49,362     516,327

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    j2 Global, Inc....................................  30,651 $ 2,157,830
    Jabil Circuit, Inc................................ 159,346   3,226,756
    Jack Henry & Associates, Inc......................  14,949   1,044,337
#*  JDS Uniphase Corp................................. 156,551   1,736,151
    Juniper Networks, Inc.............................  65,730   1,868,047
*   Kemet Corp........................................  49,217     114,676
*   Key Tronic Corp...................................  11,045     110,560
*   Keysight Technologies, Inc........................  27,175     829,925
*   Kimball Electronics, Inc..........................  26,729     358,436
    KLA-Tencor Corp...................................  17,987     954,210
#*  Knowles Corp......................................  13,768     262,280
#*  Kopin Corp........................................  86,652     258,223
*   Kulicke & Soffa Industries, Inc................... 123,057   1,281,023
*   KVH Industries, Inc...............................  21,237     260,790
    Lam Research Corp.................................  27,049   2,079,257
*   Lattice Semiconductor Corp........................ 143,402     705,538
    Leidos Holdings, Inc..............................  21,430     874,344
    Lexmark International, Inc. Class A...............  73,659   2,503,669
*   LGL Group, Inc. (The).............................   1,300       5,681
*   Limelight Networks, Inc........................... 138,314     521,444
    Linear Technology Corp............................   6,040     247,640
*   Lionbridge Technologies, Inc......................  45,981     270,368
*   Liquidity Services, Inc...........................   7,231      64,934
    Littelfuse, Inc...................................  15,844   1,457,648
*   LoJack Corp.......................................  26,126      91,702
#*  Luna Innovations, Inc.............................   3,800       4,446
#*  M/A-COM Technology Solutions Holdings, Inc........   9,057     305,311
#*  Magnachip Semiconductor Corp......................  41,376     354,179
*   Manhattan Associates, Inc.........................  42,340   2,744,479
    ManTech International Corp. Class A...............  40,672   1,212,432
    Marchex, Inc. Class B.............................  28,607     131,592
*   Marin Software, Inc...............................   2,100      11,739
    Marvell Technology Group, Ltd..................... 233,467   2,904,329
*   Mattersight Corp..................................   2,773      18,163
*   Mattson Technology, Inc...........................  74,094     211,909
    Maxim Integrated Products, Inc....................  18,551     631,476
    MAXIMUS, Inc......................................  39,422   2,688,975
*   MaxLinear, Inc. Class A...........................  28,702     312,278
#*  Maxwell Technologies, Inc.........................  40,563     186,184
    Mentor Graphics Corp.............................. 128,718   3,358,253
*   Mercury Systems, Inc..............................  48,915     689,212
#   Mesa Laboratories, Inc............................   3,210     332,363
    Methode Electronics, Inc..........................  42,014   1,127,236
    Micrel, Inc.......................................  58,395     814,610
#   Microchip Technology, Inc.........................  19,372     829,896
#*  Micron Technology, Inc............................ 184,168   3,408,950
*   Microsemi Corp....................................  91,858   3,025,803
    Microsoft Corp.................................... 241,117  11,260,164
    MKS Instruments, Inc..............................  75,683   2,686,746
    MOCON, Inc........................................   7,200     113,616
#*  ModusLink Global Solutions, Inc...................  95,370     309,953
*   MoneyGram International, Inc......................  17,817     181,733
    Monolithic Power Systems, Inc.....................  18,810     972,665

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    Monotype Imaging Holdings, Inc....................  34,236 $  853,503
#*  Monster Worldwide, Inc............................ 173,318  1,221,892
#*  MoSys, Inc........................................  34,527     47,993
    Motorola Solutions, Inc...........................  16,975  1,021,216
    MTS Systems Corp..................................  11,683    754,839
*   Multi-Fineline Electronix, Inc....................  33,533    598,899
*   Nanometrics, Inc..................................  32,600    445,968
*   NAPCO Security Technologies, Inc..................  16,320     95,962
    National Instruments Corp.........................  29,986    868,395
    NCI, Inc. Class A.................................   7,471     84,049
*   NCR Corp..........................................  79,619  2,192,707
*   NeoPhotonics Corp.................................  21,361    189,258
    NetApp, Inc.......................................  32,022    997,485
*   NETGEAR, Inc......................................  50,527  1,692,149
*   Netscout Systems, Inc.............................  26,955  1,074,965
#*  NetSuite, Inc.....................................   2,884    285,055
#*  NeuStar, Inc. Class A.............................   7,297    225,258
*   Newport Corp......................................  57,286    907,410
    NIC, Inc..........................................  23,801    429,370
*   Novatel Wireless, Inc.............................  39,494     97,550
#*  Nuance Communications, Inc........................ 153,420  2,781,505
#*  Numerex Corp. Class A.............................   5,996     50,726
#   NVE Corp..........................................     959     57,252
    NVIDIA Corp.......................................  47,746    952,533
#*  Oclaro, Inc.......................................  74,291    170,869
*   OmniVision Technologies, Inc......................  64,775  1,581,806
*   ON Semiconductor Corp............................. 279,700  2,970,414
#*  Onvia, Inc........................................     700      2,954
    Optical Cable Corp................................   6,626     22,131
    Oracle Corp....................................... 126,667  5,059,080
*   OSI Systems, Inc..................................  20,157  1,414,618
#*  Pandora Media, Inc................................  11,390    199,553
*   PAR Technology Corp...............................  12,088     54,275
    Park Electrochemical Corp.........................  22,637    399,769
*   Paycom Software, Inc..............................   2,912     93,184
*   PayPal Holdings, Inc..............................  38,237  1,479,772
    PC Connection, Inc................................  32,710    725,835
    PC-Tel, Inc.......................................  23,419    165,104
*   PCM, Inc..........................................  14,990    150,949
*   PDF Solutions, Inc................................  32,146    450,365
    Pegasystems, Inc..................................  23,838    645,771
    Perceptron, Inc...................................  16,338    143,284
*   Perficient, Inc...................................  39,929    648,048
    Pericom Semiconductor Corp........................  27,580    330,133
*   Pfsweb, Inc.......................................  12,078    152,424
*   Photronics, Inc...................................  77,119    636,232
*   Planar Systems, Inc...............................  30,191    125,595
*   Planet Payment, Inc...............................  16,771     42,766
    Plantronics, Inc..................................  28,749  1,669,742
*   Plexus Corp.......................................  41,705  1,590,629
*   PMC-Sierra, Inc................................... 217,500  1,481,175
*   Polycom, Inc...................................... 128,241  1,459,383
    Power Integrations, Inc...........................  16,638    644,889

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   PRGX Global, Inc..................................  28,843 $  120,564
*   Progress Software Corp............................  41,555  1,233,352
*   PTC, Inc..........................................  17,983    653,682
    QAD, Inc. Class A.................................   9,841    262,656
    QAD, Inc. Class B.................................   2,342     50,189
#*  QLIK Technologies, Inc............................   2,801    113,328
*   QLogic Corp....................................... 115,883  1,027,882
*   Qorvo, Inc........................................  93,019  5,390,451
    QUALCOMM, Inc.....................................  58,048  3,737,711
*   Qualstar Corp.....................................   6,493      6,623
*   Quantum Corp......................................  59,697     63,279
*   QuinStreet, Inc...................................  16,820     97,892
*   Qumu Corp.........................................  10,312     55,685
*   Rackspace Hosting, Inc............................  25,310    861,299
*   Radisys Corp......................................  46,018    131,611
#*  Rambus, Inc.......................................  64,753    847,617
#*  RealD, Inc........................................  12,694    159,310
*   RealNetworks, Inc.................................  74,977    350,892
*   Red Hat, Inc......................................   6,300    498,204
    Reis, Inc.........................................  11,179    273,438
#*  Relm Wireless Corp................................   7,900     26,955
*   RetailMeNot, Inc..................................   1,769     26,800
    RF Industries, Ltd................................   7,730     33,007
    Richardson Electronics, Ltd.......................  15,984    105,015
#*  Rightside Group, Ltd..............................   4,858     34,735
*   Rofin-Sinar Technologies, Inc.....................  35,996    897,740
*   Rogers Corp.......................................  18,329  1,025,874
#*  Rosetta Stone, Inc................................  23,564    171,310
#*  Rovi Corp.........................................  94,485  1,038,390
#*  Rubicon Technology, Inc...........................  18,870     33,400
#*  Ruckus Wireless, Inc..............................  47,450    585,059
*   Rudolph Technologies, Inc.........................  52,913    593,684
    SanDisk Corp......................................  17,377  1,047,659
*   Sanmina Corp...................................... 129,713  2,862,766
*   ScanSource, Inc...................................  34,089  1,289,587
    Science Applications International Corp...........  18,083    970,695
*   SciQuest, Inc.....................................   3,182     37,834
*   Seachange International, Inc......................  64,326    443,206
#   Seagate Technology P.L.C..........................  26,898  1,361,039
#*  Selectica, Inc....................................     628      2,713
*   Semtech Corp......................................  41,469    729,440
#*  ServiceSource International, Inc..................   3,531     18,714
*   Sevcon, Inc.......................................   1,971     19,237
*   ShoreTel, Inc.....................................  53,884    382,038
#*  Shutterstock, Inc.................................   6,356    339,601
*   Sigma Designs, Inc................................  53,876    558,694
#*  Silicon Graphics International Corp...............   8,772     44,825
*   Silicon Laboratories, Inc.........................  22,419  1,008,631
    Skyworks Solutions, Inc...........................  27,122  2,594,762
*   SMTC Corp.........................................   4,872      8,185
*   SolarWinds, Inc...................................   8,282    330,369
    Solera Holdings, Inc..............................  10,800    395,172
#*  Sonus Networks, Inc...............................  21,397    172,674

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    SS&C Technologies Holdings, Inc...................  22,698 $1,544,145
*   Stamps.com, Inc...................................  18,633  1,278,224
*   StarTek, Inc......................................  15,566     58,528
#*  Stratasys, Ltd....................................  36,412  1,118,941
#*  SunEdison, Inc.................................... 135,449  3,153,253
#*  SunPower Corp.....................................  79,558  2,150,453
*   Super Micro Computer, Inc.........................  48,163  1,284,507
*   support.com, Inc..................................  54,173     65,549
*   Sykes Enterprises, Inc............................  63,350  1,544,473
    Symantec Corp.....................................  97,621  2,219,902
#*  Synaptics, Inc....................................  21,683  1,721,197
#*  Synchronoss Technologies, Inc.....................  25,095  1,199,541
    SYNNEX Corp.......................................  55,957  4,232,028
*   Synopsys, Inc.....................................  18,273    928,999
*   Syntel, Inc.......................................  10,574    461,978
*   Tableau Software, Inc. Class A....................   1,500    157,110
#*  Take-Two Interactive Software, Inc................  39,328  1,241,978
*   Tangoe, Inc.......................................   3,825     42,152
    TE Connectivity, Ltd..............................  29,720  1,810,542
*   Tech Data Corp....................................  68,500  3,995,605
*   TechTarget, Inc...................................   4,884     42,295
*   TeleCommunication Systems, Inc. Class A...........  80,224    294,422
*   Telenav, Inc......................................  59,453    416,171
    TeleTech Holdings, Inc............................  38,718  1,050,419
#*  Teradata Corp.....................................  27,454  1,018,818
    Teradyne, Inc..................................... 120,140  2,313,896
    Tessco Technologies, Inc..........................  11,369    280,473
    Tessera Technologies, Inc.........................  58,211  2,017,593
    TheStreet, Inc....................................  31,182     58,622
*   TiVo, Inc.........................................  57,462    572,322
    Total System Services, Inc........................  35,068  1,620,843
    Transact Technologies, Inc........................   7,182     52,860
#*  Travelzoo, Inc....................................   5,406     48,330
*   Tremor Video, Inc.................................   8,196     19,916
*   Trimble Navigation, Ltd...........................  71,229  1,645,390
*   Trio Tech International...........................   2,616      7,848
*   TSR, Inc..........................................     722      2,975
#*  TTM Technologies, Inc............................. 135,096  1,233,426
*   Tyler Technologies, Inc...........................   8,902  1,242,185
#*  Ultimate Software Group, Inc. (The)...............   2,449    451,130
*   Ultra Clean Holdings, Inc.........................  25,665    194,541
*   Ultratech, Inc....................................  35,659    567,691
#*  Unisys Corp.......................................  16,020    254,237
*   United Online, Inc................................  16,527    229,725
*   Universal Security Instruments, Inc...............   1,213      7,278
*   Unwired Planet, Inc...............................  66,037     41,471
#*  USA Technologies, Inc.............................   1,583      5,335
*   Vantiv, Inc. Class A..............................  19,002    836,088
#*  Veeco Instruments, Inc............................  46,639  1,207,017
#*  VeriFone Systems, Inc.............................  29,316    943,389
*   Verint Systems, Inc...............................  17,396  1,012,795
#*  VeriSign, Inc.....................................   7,900    560,426
#*  ViaSat, Inc.......................................  28,155  1,745,610

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Information Technology -- (Continued)
    Vicon Industries, Inc.............................   1,600 $      2,160
*   Video Display Corp................................   6,495        6,495
*   Virtusa Corp......................................  20,744      994,467
#   Visa, Inc. Class A................................ 116,012    8,740,344
#   Vishay Intertechnology, Inc....................... 177,686    2,039,835
*   Vishay Precision Group, Inc.......................  19,686      274,817
    Wayside Technology Group, Inc.....................   4,672       91,057
*   Web.com Group, Inc................................  36,089      898,255
#*  WebMD Health Corp.................................   6,628      288,848
*   Westell Technologies, Inc. Class A................  54,239       66,172
    Western Digital Corp..............................  35,097    3,020,448
#   Western Union Co. (The)...........................  15,600      315,744
*   WEX, Inc..........................................  12,460    1,271,418
*   Xcerra Corp.......................................  55,257      347,290
    Xerox Corp........................................ 731,469    8,060,788
    Xilinx, Inc.......................................  22,883      955,365
*   XO Group, Inc.....................................  30,224      448,222
*   Yahoo!, Inc.......................................  75,369    2,763,781
*   Zebra Technologies Corp. Class A..................  18,164    1,954,991
*   Zix Corp..........................................  45,198      220,566
#*  Zynga, Inc. Class A............................... 948,294    2,351,769
                                                               ------------
Total Information Technology..........................          512,402,534
                                                               ------------
Materials -- (4.7%)
    A Schulman, Inc...................................  33,647    1,252,678
*   AEP Industries, Inc...............................   7,503      362,770
    Air Products & Chemicals, Inc.....................   7,652    1,090,487
    Airgas, Inc.......................................   8,210      837,584
#   Albemarle Corp....................................  51,201    2,775,094
    Alcoa, Inc........................................ 604,988    5,971,233
#   Allegheny Technologies, Inc....................... 102,088    2,176,516
#*  AM Castle & Co....................................  25,873       73,738
*   American Biltrite, Inc............................      22        9,020
#   American Vanguard Corp............................  36,903      473,096
    Ampco-Pittsburgh Corp.............................  11,203      149,112
    AptarGroup, Inc...................................  29,304    1,986,518
    Ashland, Inc......................................  16,630    1,901,142
    Avery Dennison Corp...............................  41,996    2,555,457
    Axiall Corp.......................................  81,673    2,403,636
    Balchem Corp......................................  12,286      696,248
    Ball Corp.........................................  12,700      861,568
    Bemis Co., Inc....................................  76,983    3,431,132
*   Berry Plastics Group, Inc.........................  18,619      606,235
*   Boise Cascade Co..................................  35,764    1,186,650
    Cabot Corp........................................  64,171    2,257,536
    Calgon Carbon Corp................................  58,192    1,029,416
#   Carpenter Technology Corp.........................  32,342    1,214,119
#   Celanese Corp. Series A...........................  20,921    1,379,112
#*  Century Aluminum Co............................... 125,243    1,167,265
    CF Industries Holdings, Inc.......................  60,560    3,585,152
    Chase Corp........................................   8,983      343,420
    Chemours Co. (The)................................   4,820       52,634
*   Chemtura Corp..................................... 112,467    3,084,970

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Materials -- (Continued)
*   Clearwater Paper Corp.............................  25,095 $1,476,841
*   Codexis, Inc......................................  15,600     50,700
#*  Coeur d'Alene Mines Corp.......................... 133,058    469,695
    Commercial Metals Co.............................. 209,887  3,234,359
    Compass Minerals International, Inc...............  10,797    863,760
*   Contango ORE, Inc.................................   1,008      4,410
*   Core Molding Technologies, Inc....................  11,901    227,071
*   Crown Holdings, Inc...............................   6,500    334,815
    Cytec Industries, Inc.............................  89,328  6,630,817
    Deltic Timber Corp................................   9,399    609,995
    Domtar Corp.......................................  81,915  3,330,664
    Dow Chemical Co. (The)............................  97,556  4,590,985
    Eagle Materials, Inc..............................  21,934  1,691,989
    Eastman Chemical Co...............................  32,930  2,581,712
    Ecolab, Inc.......................................   9,795  1,134,359
    EI du Pont de Nemours & Co........................  24,100  1,343,816
*   Ferro Corp........................................  71,571    994,121
#*  Flotek Industries, Inc............................  21,014    359,760
    FMC Corp..........................................  10,200    495,108
    Freeport-McMoRan, Inc............................. 176,781  2,077,177
    Friedman Industries, Inc..........................  10,403     60,441
    FutureFuel Corp...................................  53,069    607,109
    Globe Specialty Metals, Inc.......................  48,828    753,904
    Graphic Packaging Holding Co...................... 329,054  4,968,715
#   Greif, Inc. Class A...............................  22,379    693,525
    Greif, Inc. Class B...............................   8,346    318,150
*   Handy & Harman, Ltd...............................   3,310     97,976
#   Hawkins, Inc......................................  13,089    477,487
    Haynes International, Inc.........................  16,940    721,136
    HB Fuller Co......................................  46,459  1,861,148
*   Headwaters, Inc...................................  58,852  1,118,777
#   Hecla Mining Co................................... 375,315    788,161
#*  Horsehead Holding Corp............................  66,543    550,976
    Huntsman Corp..................................... 154,129  2,928,451
    Innophos Holdings, Inc............................  23,989  1,234,954
    Innospec, Inc.....................................  23,520  1,017,240
    International Flavors & Fragrances, Inc...........   5,882    679,900
    International Paper Co............................  67,274  3,220,406
#*  Intrepid Potash, Inc..............................  27,179    232,109
#   Kaiser Aluminum Corp..............................  21,204  1,790,678
    KapStone Paper and Packaging Corp................. 129,939  3,040,573
    KMG Chemicals, Inc................................  15,955    348,298
    Koppers Holdings, Inc.............................  17,101    347,150
*   Kraton Performance Polymers, Inc..................  41,103    843,434
#   Kronos Worldwide, Inc.............................  30,747    302,550
#*  Louisiana-Pacific Corp............................ 169,134  2,493,035
*   LSB Industries, Inc...............................  25,959    958,147
    LyondellBasell Industries NV Class A..............  11,014  1,033,444
#   Martin Marietta Materials, Inc....................  14,888  2,334,736
    Materion Corp.....................................  32,823  1,004,384
#   McEwen Mining, Inc................................ 189,521    138,350
*   Mercer International, Inc.........................  73,224    885,278
    Minerals Technologies, Inc........................  36,997  2,395,556

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Materials -- (Continued)
    Monsanto Co.......................................   9,533 $  971,317
    Mosaic Co. (The).................................. 162,842  6,992,435
    Myers Industries, Inc.............................  52,593    795,732
    Neenah Paper, Inc.................................  18,905  1,145,265
#   NewMarket Corp....................................   1,500    596,565
    Newmont Mining Corp............................... 235,350  4,040,959
    Noranda Aluminum Holding Corp.....................  80,875     52,569
*   Northern Technologies International Corp..........   3,755     61,019
    Nucor Corp........................................  82,403  3,637,268
    Olin Corp......................................... 118,194  2,717,280
#   Olympic Steel, Inc................................  12,785    154,954
    OM Group, Inc.....................................  36,502  1,236,688
*   OMNOVA Solutions, Inc.............................  63,728    412,320
*   Owens-Illinois, Inc...............................  50,757  1,083,662
    Packaging Corp. of America........................  18,728  1,325,755
    PH Glatfelter Co..................................  49,386  1,007,968
*   Platform Specialty Products Corp..................  99,214  2,308,710
    PolyOne Corp......................................  36,908  1,264,837
    PPG Industries, Inc...............................   7,652    829,324
    Quaker Chemical Corp..............................  13,900  1,288,530
*   Real Industry, Inc................................   8,934    101,937
    Reliance Steel & Aluminum Co......................  83,663  5,069,978
#*  Rentech, Inc...................................... 182,957    139,285
*   Resolute Forest Products, Inc.....................  26,917    265,940
#   Royal Gold, Inc...................................  59,046  2,977,099
    RPM International, Inc............................  23,556  1,104,070
#   Schnitzer Steel Industries, Inc. Class A..........  48,796    766,585
    Schweitzer-Mauduit International, Inc.............  32,959  1,308,472
    Scotts Miracle-Gro Co. (The) Class A..............  10,099    609,879
    Sealed Air Corp...................................  36,593  1,945,650
    Sensient Technologies Corp........................  20,363  1,392,626
    Sherwin-Williams Co. (The)........................   1,508    418,862
    Sigma-Aldrich Corp................................   6,719    938,040
    Silgan Holdings, Inc..............................  15,531    830,443
    Sonoco Products Co................................  61,067  2,520,846
    Steel Dynamics, Inc............................... 246,790  4,943,204
    Stepan Co.........................................  14,222    697,020
#*  Stillwater Mining Co.............................. 141,649  1,348,498
    SunCoke Energy, Inc...............................  94,807  1,165,178
    Synalloy Corp.....................................   8,022     94,740
#   TimkenSteel Corp..................................  15,078    280,903
*   Trecora Resources.................................  18,708    261,164
    Tredegar Corp.....................................  25,916    436,944
    Tronox, Ltd. Class A..............................  42,523    466,903
*   UFP Technologies, Inc.............................   1,207     24,007
    United States Lime & Minerals, Inc................   5,495    296,730
#   United States Steel Corp.......................... 141,607  2,757,088
*   Universal Stainless & Alloy Products, Inc.........   8,514    115,024
*   US Concrete, Inc..................................  11,227    475,239
#   Valhi, Inc........................................  15,640     69,598
    Valspar Corp. (The)...............................  15,594  1,298,668
    Vulcan Materials Co...............................  28,864  2,627,201
    Wausau Paper Corp.................................  62,627    553,623

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
            Westlake Chemical Corp.....................    28,492 $  1,779,895
*           WestRock Co................................    94,974    5,989,060
            Worthington Industries, Inc................    59,393    1,607,175
*           WR Grace & Co..............................     7,182      724,879
                                                                  ------------
Total Materials........................................            197,987,480
                                                                  ------------
Other -- (0.0%)
(degrees)   Capital Properties, Inc., 5.000%...........       277          270
(degrees)*  FRD Acquisition Co. Escrow Shares..........    14,091           --
(degrees)*  Gerber Scientific, Inc. Escrow Shares......    24,204           --
(degrees)*  Softbrands, Inc. Escrow Shares.............     5,800           --
                                                                  ------------
Total Other............................................                    270
                                                                  ------------
Real Estate Investment Trusts -- (0.0%)
            CareTrust REIT, Inc........................    28,702      372,552
#*          Communications Sales & Leasing, Inc........    37,733      786,733
            Equinix, Inc...............................     4,076    1,136,837
                                                                  ------------
Total Real Estate Investment Trusts....................              2,296,122
                                                                  ------------
Telecommunication Services -- (2.3%)
*           Alaska Communications Systems Group, Inc...    20,964       45,282
            Alteva, Inc................................     5,727       20,961
#           AT&T, Inc.................................. 1,457,702   50,640,573
            Atlantic Tele-Network, Inc.................    17,443    1,233,918
#*          Boingo Wireless, Inc.......................    22,568      219,587
            CenturyLink, Inc...........................   124,056    3,548,002
*           Cincinnati Bell, Inc.......................   127,856      499,917
            Cogent Communications Holdings, Inc........    18,481      587,511
#           Consolidated Communications Holdings, Inc..    52,561    1,047,541
*           FairPoint Communications, Inc..............     5,878       97,692
#           Frontier Communications Corp............... 1,416,600    6,686,352
*           General Communication, Inc. Class A........    74,901    1,378,178
*           Hawaiian Telcom Holdco, Inc................     2,120       52,788
            IDT Corp. Class B..........................    37,412      636,752
            Inteliquent, Inc...........................    70,723    1,287,159
#*          Intelsat SA................................     7,497       71,296
#*          Iridium Communications, Inc................    78,908      585,497
*           Level 3 Communications, Inc................    15,731      794,415
            Lumos Networks Corp........................    22,323      311,629
#           NTELOS Holdings Corp.......................    24,892      159,060
#*          ORBCOMM, Inc...............................    63,794      392,971
*           Premiere Global Services, Inc..............    68,015      733,882
*           SBA Communications Corp. Class A...........     3,000      362,160
            Shenandoah Telecommunications Co...........    60,766    2,089,135
            Spok Holdings, Inc.........................    30,531      510,784
#*          Sprint Corp................................   376,845    1,269,968
#*          Straight Path Communications, Inc.
               Class B.................................     9,503      223,986
*           T-Mobile US, Inc...........................    44,569    1,812,176
            Telephone & Data Systems, Inc..............   132,389    3,893,560
*           United States Cellular Corp................    27,886    1,037,917
            Verizon Communications, Inc................   259,639   12,148,509
*           Vonage Holdings Corp.......................   263,850    1,686,001

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Telecommunication Services -- (Continued)
#   Windstream Holdings, Inc..........................  56,612 $   274,568
                                                               -----------
Total Telecommunication Services......................          96,339,727
                                                               -----------
Utilities -- (1.1%)
    AES Corp.......................................... 105,777   1,353,946
    AGL Resources, Inc................................  14,656     704,661
    ALLETE, Inc.......................................  16,856     813,976
    Alliant Energy Corp...............................      53       3,260
    American States Water Co..........................  13,253     510,903
#   Aqua America, Inc.................................  21,570     548,741
#   Artesian Resources Corp. Class A..................   3,164      68,247
    Atmos Energy Corp.................................  12,334     682,070
    Avista Corp.......................................  22,079     729,049
#   Black Hills Corp..................................  16,964     706,720
    California Water Service Group....................  16,650     358,475
*   Calpine Corp......................................  71,479   1,308,066
    Chesapeake Utilities Corp.........................   8,518     437,996
    Cleco Corp........................................   7,349     400,006
    CMS Energy Corp...................................  17,300     592,698
    Connecticut Water Service, Inc....................   5,816     197,977
    Consolidated Water Co., Ltd.......................  17,333     209,729
    Delta Natural Gas Co., Inc........................   1,858      37,476
*   Dynegy, Inc....................................... 123,289   3,211,678
    El Paso Electric Co...............................  14,715     536,067
    Empire District Electric Co. (The)................  14,690     338,017
    Eversource Energy.................................  15,733     782,245
    Gas Natural, Inc..................................   4,460      44,734
    Genie Energy, Ltd. Class B........................  22,104     228,776
#   Great Plains Energy, Inc..........................  24,561     641,288
    Hawaiian Electric Industries, Inc.................  23,207     695,050
#   IDACORP, Inc......................................  12,260     761,469
    ITC Holdings Corp.................................  18,979     641,111
#   Laclede Group, Inc. (The).........................  14,428     780,699
    MDU Resources Group, Inc..........................   6,672     130,171
    MGE Energy, Inc...................................  10,616     421,243
    Middlesex Water Co................................   9,385     213,415
#   National Fuel Gas Co..............................   7,373     398,658
    New Jersey Resources Corp.........................  29,906     864,283
    NiSource, Inc.....................................  34,403     600,676
#   Northwest Natural Gas Co..........................   7,308     316,363
#   NorthWestern Corp.................................  15,995     861,171
#   NRG Energy, Inc................................... 150,120   3,370,194
#   NRG Yield, Inc. Class A...........................   4,276      84,280
#   NRG Yield, Inc. Class C...........................   4,276      82,484
    OGE Energy Corp...................................  10,600     315,456
#   ONE Gas, Inc......................................  17,773     800,318
#   Ormat Technologies, Inc...........................  39,085   1,589,978
    Otter Tail Corp...................................  10,930     283,306
#   Pattern Energy Group, Inc.........................   6,826     166,759
    Pepco Holdings, Inc...............................   1,371      36,578
    Piedmont Natural Gas Co., Inc.....................  23,223     882,706
    Pinnacle West Capital Corp........................   7,400     456,654
    PNM Resources, Inc................................  29,970     790,609

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
             Portland General Electric Co............     27,198 $      979,400
             Questar Corp............................     32,130        711,358
             RGC Resources, Inc......................        400          8,060
             SJW Corp................................     18,956        565,837
             South Jersey Industries, Inc............     23,916        579,724
             Southwest Gas Corp......................     17,466        984,034
             TECO Energy, Inc........................     28,777        636,547
             UGI Corp................................    205,490      7,508,605
             UIL Holdings Corp.......................     18,845        903,429
             Unitil Corp.............................      8,168        290,372
             Vectren Corp............................     12,520        527,092
             WEC Energy Group, Inc...................      7,951        389,599
             Westar Energy, Inc......................     16,202        610,005
             WGL Holdings, Inc.......................     17,896      1,000,386
#            York Water Co. (The)....................      7,138        152,325
                                                                 --------------
Total Utilities......................................                46,837,205
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,736,002,470
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights................................      2,758             --
(degrees)*   Community Health Systems, Inc. Rights
               01/04/16..............................     21,176            286
(degrees)*   Furiex Pharmaceuticals Contingent Value
               Rights................................      8,317         81,257
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights...............     39,583         99,749
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16..............................     15,504             --
(degrees)#*  Safeway Casa Ley Contingent Value
                Rights...............................     51,128         51,890
(degrees)#*  Safeway PDC, LLC Contingent Value
                Rights...............................     51,128          2,495
TOTAL RIGHTS/WARRANTS................................                   235,677
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
             State Street Institutional Liquid
               Reserves, 0.114%...................... 11,421,188     11,421,188
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@         DFA Short Term Investment Fund.......... 42,820,054    495,428,022
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,174,587,258)^^...........................            $4,243,087,357
                                                                 ==============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks....................
   Consumer Discretionary........ $  560,805,235           --   --    $  560,805,235
   Consumer Staples..............    154,925,844           --   --       154,925,844
   Energy........................    336,520,946           --   --       336,520,946
   Financials....................    932,876,313           --   --       932,876,313
   Health Care...................    340,217,749           --   --       340,217,749
   Industrials...................    554,792,208 $        837   --       554,793,045
   Information Technology........    512,402,534           --   --       512,402,534
   Materials.....................    197,987,480           --   --       197,987,480
   Other.........................             --          270   --               270
   Real Estate Investment Trusts.      2,296,122           --   --         2,296,122
   Telecommunication Services....     96,339,727           --   --        96,339,727
   Utilities.....................     46,837,205           --   --        46,837,205
Rights/Warrants..................             --      235,677   --           235,677
Temporary Cash Investments.......     11,421,188           --   --        11,421,188
Securities Lending Collateral....             --  495,428,022   --       495,428,022
                                  -------------- ------------   --    --------------
TOTAL............................ $3,747,422,551 $495,664,806   --    $4,243,087,357
                                  ============== ============   ==    ==============

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (83.2%)

Consumer Discretionary -- (15.8%)
*           1-800-Flowers.com, Inc. Class A..............   239,248 $ 2,380,518
            A. H. Belo Corp. Class A.....................   112,040     577,006
            Aaron's, Inc.................................   534,188  19,754,272
#           Abercrombie & Fitch Co. Class A..............   376,823   7,570,374
#*          Aeropostale, Inc.............................   446,342     673,976
*           AG&E Holdings, Inc...........................     2,982       2,353
*           Ambassadors Group, Inc.......................    59,882     138,926
            AMC Entertainment Holdings, Inc. Class A.....    30,608     987,108
            AMCON Distributing Co........................     2,169     179,159
*           America's Car-Mart, Inc......................    67,460   3,120,700
#*          American Axle & Manufacturing Holdings, Inc..   617,936  12,346,361
#           American Eagle Outfitters, Inc............... 1,453,296  25,796,004
#*          American Public Education, Inc...............   124,576   3,222,781
*           ANN, Inc.....................................   360,950  16,513,463
*           Apollo Education Group, Inc. Class A.........   726,675   9,308,707
            Arctic Cat, Inc..............................   105,111   3,007,226
            Ark Restaurants Corp.........................    17,030     414,681
*           Asbury Automotive Group, Inc.................   231,312  20,424,850
#*          Ascena Retail Group, Inc.....................   545,669   6,831,776
#*          Ascent Capital Group, Inc. Class A...........    71,579   2,793,728
*           Ballantyne Strong, Inc.......................    87,244     396,960
#*          Barnes & Noble, Inc..........................   507,486  13,341,807
            Bassett Furniture Industries, Inc............   148,668   4,874,824
            Beasley Broadcast Group, Inc. Class A........    68,353     296,310
#*          Beazer Homes USA, Inc........................    58,798   1,127,746
#           bebe stores, Inc.............................   609,868   1,122,157
*           Belmond, Ltd. Class A........................   683,606   8,278,469
#*          BFC Financial Corp. Class A..................    44,751     154,391
(degrees)*  Big 4 Ranch, Inc.............................     3,200          --
#           Big 5 Sporting Goods Corp....................   169,659   1,867,946
#           Big Lots, Inc................................   438,143  18,919,015
*           Biglari Holdings, Inc........................        36      15,653
#*          BJ's Restaurants, Inc........................   212,965  10,980,475
#*          Black Diamond, Inc...........................    30,200     286,749
            Bloomin' Brands, Inc.........................   981,781  22,865,680
#*          Blue Nile, Inc...............................    93,000   2,949,960
*           Blyth, Inc...................................    85,146     392,523
#           Bob Evans Farms, Inc.........................   181,550   9,062,976
#           Bon-Ton Stores, Inc. (The)...................   121,759     532,087
*           Books-A-Million, Inc.........................    45,236     145,660
            Bowl America, Inc. Class A...................    10,705     155,758
*           Boyd Gaming Corp.............................   139,378   2,381,970
*           Bravo Brio Restaurant Group, Inc.............   123,848   1,608,786
*           Bridgepoint Education, Inc...................   255,484   2,406,659
#*          Bright Horizons Family Solutions, Inc........   101,519   6,115,505
#           Brinker International, Inc...................   330,876  19,819,472
#           Buckle, Inc. (The)...........................   254,777  11,268,787
#*          Buffalo Wild Wings, Inc......................   161,348  31,556,442
*           Build-A-Bear Workshop, Inc...................   134,326   2,343,989
#*          CafePress, Inc...............................     9,151      39,990
            Caleres, Inc.................................   346,503  11,448,459

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
#   Callaway Golf Co..................................   618,236 $ 5,663,042
#*  Cambium Learning Group, Inc.......................   118,479     556,851
    Canterbury Park Holding Corp......................    12,913     137,007
    Capella Education Co..............................    98,667   5,082,337
#*  Career Education Corp.............................   521,543   1,658,507
*   Carmike Cinemas, Inc..............................   198,588   4,974,629
    Carriage Services, Inc............................   157,267   3,779,126
*   Carrols Restaurant Group, Inc.....................   277,090   3,053,532
    Cato Corp. (The) Class A..........................   213,804   8,212,212
*   Cavco Industries, Inc.............................    59,759   4,367,188
#*  Central European Media Enterprises, Ltd. Class A..    66,131     158,714
*   Century Casinos, Inc..............................     3,711      22,934
*   Charles & Colvard, Ltd............................    89,032     128,206
#   Cheesecake Factory, Inc. (The)....................   396,185  22,875,722
    Cherokee, Inc.....................................    62,964   1,767,399
#   Chico's FAS, Inc.................................. 1,243,673  18,928,703
#   Children's Place, Inc. (The)......................   173,905  10,069,100
    Choice Hotels International, Inc..................   136,839   6,932,264
#*  Christopher & Banks Corp..........................   232,759     751,812
    Churchill Downs, Inc..............................    95,513  12,899,986
#*  Chuy's Holdings, Inc..............................   110,301   3,133,651
*   Cinedigm Corp.....................................   534,500     338,071
*   Citi Trends, Inc..................................   122,413   2,914,654
    Clear Channel Outdoor Holdings, Inc. Class A......    27,610     266,713
    ClubCorp Holdings, Inc............................   246,778   5,754,863
*   Coast Distribution System, Inc. (The).............    43,930     240,297
    Collectors Universe, Inc..........................    63,778   1,285,764
#   Columbia Sportswear Co............................   370,891  26,533,542
#*  Conn's, Inc.......................................   242,965   8,387,152
    Cooper Tire & Rubber Co...........................   471,489  15,526,133
#*  Cooper-Standard Holding, Inc......................    12,688     815,838
    Core-Mark Holding Co., Inc........................   187,137  11,896,299
#   Cracker Barrel Old Country Store, Inc.............   170,332  25,871,728
#*  Crocs, Inc........................................   589,549   9,273,606
#*  Crown Media Holdings, Inc. Class A................   101,811     455,095
    CSS Industries, Inc...............................    27,255     773,769
    CST Brands, Inc...................................   566,986  21,477,430
    Culp, Inc.........................................    86,041   2,602,740
#*  Cumulus Media, Inc. Class A.......................   998,833   1,648,074
#*  Daily Journal Corp................................       200      40,960
#*  Deckers Outdoor Corp..............................   256,139  18,667,410
*   Del Frisco's Restaurant Group, Inc................   182,180   2,905,771
*   Delta Apparel, Inc................................    15,317     188,246
*   Denny's Corp......................................   685,431   8,060,669
    Destination Maternity Corp........................    55,093     543,768
#*  Destination XL Group, Inc.........................   301,936   1,476,467
#   DeVry Education Group, Inc........................   449,258  13,648,458
#*  Diamond Resorts International, Inc................   406,440  12,737,830
    DineEquity, Inc...................................   156,528  16,280,477
#*  Dixie Group, Inc. (The)...........................   110,009   1,079,188
#*  Dorman Products, Inc..............................   218,381  11,526,149
    Dover Motorsports, Inc............................    56,312     132,333
#*  DreamWorks Animation SKG, Inc. Class A............   158,458   3,820,422

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Drew Industries, Inc.............................. 193,393 $11,344,433
    DSW, Inc. Class A................................. 367,712  11,957,994
    Educational Development Corp......................  15,090      71,979
*   Eldorado Resorts, Inc.............................  38,858     328,350
*   ELXSI Corp........................................   1,800      33,345
    Emerson Radio Corp................................ 197,300     248,598
*   Emmis Communications Corp. Class A................ 124,034     174,888
*   Entercom Communications Corp. Class A............. 128,251   1,350,483
#   Entravision Communications Corp. Class A.......... 493,511   3,785,229
#   Escalade, Inc.....................................  42,214     728,614
#   Ethan Allen Interiors, Inc........................ 229,998   6,943,640
*   EVINE Live, Inc................................... 317,364     695,027
    EW Scripps Co. (The) Class A...................... 566,452  12,444,950
*   Express, Inc...................................... 681,539  12,976,503
#*  Famous Dave's Of America, Inc.....................  40,546     722,124
#*  Federal-Mogul Holdings Corp....................... 262,952   2,945,062
#*  Fiesta Restaurant Group, Inc...................... 217,245  12,628,452
    Finish Line, Inc. (The) Class A................... 376,958  10,362,575
#*  Five Below, Inc................................... 423,070  15,598,591
    Flanigan's Enterprises, Inc.......................   5,380     158,818
    Flexsteel Industries, Inc.........................  36,497   1,456,960
*   Fox Factory Holding Corp..........................  39,455     626,545
#*  Francesca's Holdings Corp......................... 293,496   3,568,911
#   Fred's, Inc. Class A.............................. 277,107   4,999,010
    Frisch's Restaurants, Inc.........................  20,810     701,297
#*  FTD Cos., Inc..................................... 187,608   5,465,021
#*  Fuel Systems Solutions, Inc....................... 156,251     971,881
*   Full House Resorts, Inc...........................   1,112       1,746
#*  G-III Apparel Group, Ltd.......................... 367,698  26,558,827
#*  Gaiam, Inc. Class A...............................  66,670     462,690
*   Gaming Partners International Corp................   8,434      84,762
*   Genesco, Inc...................................... 177,072  11,454,788
#*  Gentherm, Inc..................................... 292,618  14,727,464
#*  Global Eagle Entertainment, Inc...................   4,002      49,705
#*  Gordmans Stores, Inc..............................  50,783     279,814
#*  Grand Canyon Education, Inc....................... 382,437  16,609,239
*   Gray Television, Inc.............................. 509,843   8,611,248
*   Gray Television, Inc. Class A.....................  25,939     375,337
*   Green Brick Partners, Inc.........................  19,127     230,672
    Group 1 Automotive, Inc........................... 191,651  18,584,397
#   Guess?, Inc....................................... 530,653  11,615,994
    Harte-Hanks, Inc.................................. 464,002   2,176,169
    Haverty Furniture Cos., Inc....................... 163,193   3,619,621
    Haverty Furniture Cos., Inc. Class A..............   3,785      83,989
*   Helen of Troy, Ltd................................ 239,589  21,031,122
*   Here Media, Inc...................................  22,918           2
*   Here Media, Inc. Special Shares...................  22,918           2
#*  hhgregg, Inc...................................... 155,532     521,032
#*  Hibbett Sports, Inc............................... 197,948   9,016,531
    Hooker Furniture Corp.............................  80,947   2,019,628
*   Horizon Global Corp............................... 134,701   1,686,457
*   Houghton Mifflin Harcourt Co......................  27,608     721,397
#   HSN, Inc.......................................... 185,319  13,622,800

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Iconix Brand Group, Inc........................... 337,077 $ 7,324,683
#*  Ignite Restaurant Group, Inc......................  12,233      57,495
*   Insignia Systems, Inc.............................  15,351      41,448
*   Installed Building Products, Inc..................  21,037     571,575
    International Speedway Corp. Class A.............. 126,704   4,342,146
#   Interval Leisure Group, Inc....................... 462,826   9,867,450
*   Intrawest Resorts Holdings, Inc...................     918       9,152
#*  iRobot Corp....................................... 172,045   5,297,266
*   Isle of Capri Casinos, Inc........................ 121,810   2,221,814
#*  ITT Educational Services, Inc..................... 105,162     386,996
    Jack in the Box, Inc.............................. 306,952  29,160,440
*   Jaclyn, Inc.......................................   2,235      11,287
#*  JAKKS Pacific, Inc................................  62,792     618,501
#*  Jamba, Inc........................................ 142,390   2,319,533
#*  JC Penney Co., Inc................................ 244,117   2,011,524
    John Wiley & Sons, Inc. Class A...................  16,275     862,738
    Johnson Outdoors, Inc. Class A....................  27,333     576,726
    Journal Media Group, Inc.......................... 151,409   1,224,899
*   K12, Inc.......................................... 171,790   2,265,910
#   KB Home........................................... 690,640  11,036,427
    Kirkland's, Inc................................... 140,693   3,838,105
*   Kona Grill, Inc...................................  68,803   1,310,009
*   Koss Corp.........................................  25,262      63,660
#*  Krispy Kreme Doughnuts, Inc....................... 523,082   9,750,249
*   La Quinta Holdings, Inc........................... 109,117   2,315,463
    La-Z-Boy, Inc..................................... 422,791  10,738,891
*   Lakeland Industries, Inc..........................  25,969     272,675
*   Lazare Kaplan International, Inc..................   9,600      15,024
*   LeapFrog Enterprises, Inc......................... 336,668     316,064
#   Libbey, Inc....................................... 207,913   7,736,443
*   Liberty Media Corp. Class B.......................     522      20,053
#   Liberty Tax, Inc..................................  19,544     513,225
*   Liberty TripAdvisor Holdings, Inc. Class A........  52,033   1,524,047
    Lifetime Brands, Inc..............................  85,297   1,240,218
#   Lincoln Educational Services Corp.................  75,737     111,333
#   Lithia Motors, Inc. Class A....................... 199,723  23,904,846
*   Live Nation Entertainment, Inc.................... 559,988  14,682,885
*   Loral Space & Communications, Inc.................  61,915   3,922,315
*   Luby's, Inc....................................... 245,262   1,189,521
*   M/I Homes, Inc.................................... 185,131   4,643,086
    Marcus Corp. (The)................................  86,567   1,814,444
#   Marine Products Corp.............................. 125,265     780,401
*   MarineMax, Inc.................................... 211,525   3,820,142
    Marriott Vacations Worldwide Corp................. 265,199  22,170,636
#*  Martha Stewart Living Omnimedia, Inc. Class A..... 169,810   1,030,747
#*  Mattress Firm Holding Corp........................   2,624     162,294
*   McClatchy Co. (The) Class A....................... 246,712     199,837
    McRae Industries, Inc. Class A....................   2,500      70,625
#   MDC Holdings, Inc................................. 382,393  11,418,255
#*  Media General, Inc................................ 293,946   4,664,923
    Men's Wearhouse, Inc. (The)....................... 405,805  24,153,514
#   Meredith Corp..................................... 303,219  14,530,255
*   Meritage Homes Corp............................... 295,428  13,323,803

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
*            Modine Manufacturing Co...................   317,617 $ 3,217,460
*            Monarch Casino & Resort, Inc..............    78,128   1,453,962
#            Monro Muffler Brake, Inc..................   265,531  16,794,836
             Morningstar, Inc..........................    25,442   2,167,404
#*           Motorcar Parts of America, Inc............   142,509   4,222,542
             Movado Group, Inc.........................   122,971   3,114,855
*            Murphy USA, Inc...........................   332,558  18,210,876
             NACCO Industries, Inc. Class A............    35,378   1,796,141
             Nathan's Famous, Inc......................    25,436     781,394
             National CineMedia, Inc...................   496,844   7,701,082
*            Nautilus, Inc.............................   262,365   5,543,772
*            New York & Co., Inc.......................   380,682     856,535
#            New York Times Co. (The) Class A.......... 1,247,969  16,498,150
#            Nexstar Broadcasting Group, Inc. Class A..   254,247  14,583,608
*            Nobility Homes, Inc.......................    13,083     128,868
#            Nutrisystem, Inc..........................   242,898   7,299,085
*            Office Depot, Inc......................... 3,790,696  30,325,568
#*           Orbitz Worldwide, Inc.....................   831,218   9,376,139
#            Outerwall, Inc............................   147,119  10,418,968
*            Overstock.com, Inc........................   103,482   2,189,679
             Oxford Industries, Inc....................   134,909  11,322,912
*            P&F Industries, Inc. Class A..............    10,000      85,900
#*           Pacific Sunwear of California, Inc........   238,716     153,017
             Papa John's International, Inc............   334,092  25,243,992
#*           Pegasus Cos., Inc. (The)..................       170      91,372
#*           Penn National Gaming, Inc.................   184,533   3,520,890
             Penske Automotive Group, Inc..............   265,829  14,354,766
*            Pep Boys-Manny, Moe & Jack (The)..........   346,450   4,105,433
*            Perfumania Holdings, Inc..................    15,984      89,670
#*           Perry Ellis International, Inc............    79,109   1,905,736
#            PetMed Express, Inc.......................    98,009   1,651,452
#            Pier 1 Imports, Inc.......................   665,188   7,855,870
*            Pinnacle Entertainment, Inc...............    74,459   2,866,672
             Pool Corp.................................   361,310  25,443,450
*            Popeyes Louisiana Kitchen, Inc............   188,083  11,412,876
#*           Potbelly Corp.............................    15,790     215,376
*            QEP Co., Inc..............................     9,614     168,149
*            Quantum Fuel Systems Technologies
               Worldwide, Inc..........................     1,524       3,078
#*           Quiksilver, Inc...........................   582,084     266,944
#*           Radio One, Inc. Class D...................   928,305   2,265,064
#*           Rave Restaurant Group, Inc................     8,932     111,471
*            RCI Hospitality Holdings, Inc.............    74,919     836,096
#*           ReachLocal, Inc...........................     6,488      18,491
*            Reading International, Inc. Class A.......    43,077     507,447
(degrees)#*  Reading International, Inc. Class B.......     2,710      44,769
*            Red Lion Hotels Corp......................   111,237     905,469
*            Red Robin Gourmet Burgers, Inc............   115,150  10,553,498
#            Regal Entertainment Group Class A.........   716,984  14,769,870
*            Regis Corp................................   339,407   4,965,524
             Remy International, Inc...................    13,064     386,694
#            Rent-A-Center, Inc........................   383,263  10,267,616
#*           Rentrak Corp..............................    27,336   1,871,696
             Rocky Brands, Inc.........................    94,670   1,719,207

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
*   Ruby Tuesday, Inc.................................   408,204 $ 2,996,217
#   Ruth's Hospitality Group, Inc.....................   282,532   4,952,786
#   Ryland Group, Inc. (The)..........................   270,838  12,315,004
#   Saga Communications, Inc. Class A.................    18,609     753,665
    Salem Media Group, Inc. Class A...................   136,677     878,833
    Scholastic Corp...................................   108,884   4,691,812
#*  Scientific Games Corp. Class A....................   281,982   4,257,928
#   SeaWorld Entertainment, Inc.......................   735,192  12,748,229
*   Select Comfort Corp...............................   431,152  11,227,198
*   Shiloh Industries, Inc............................   208,939   2,356,832
    Shoe Carnival, Inc................................   146,461   4,146,311
#*  Shutterfly, Inc...................................   306,309  13,247,864
#   Sinclair Broadcast Group, Inc. Class A............   482,187  13,993,067
#*  Sizmek, Inc.......................................   212,773   1,651,118
#*  Skechers U.S.A., Inc. Class A.....................   318,772  47,959,247
*   Skullcandy, Inc...................................   217,667   1,591,146
#*  Skyline Corp......................................    45,820     149,831
*   Smith & Wesson Holding Corp.......................    12,406     201,225
    Sonic Automotive, Inc. Class A....................   303,511   7,068,771
#   Sonic Corp........................................   438,295  13,026,127
#   Sotheby's.........................................   564,390  23,608,434
*   Spanish Broadcasting System, Inc. Class A.........    43,707     301,578
    Spartan Motors, Inc...............................   156,545     695,060
#*  Spectrum Group International, Inc.................        85      50,575
#   Speedway Motorsports, Inc.........................   176,091   3,689,106
#   Stage Stores, Inc.................................   206,142   3,628,099
#   Standard Motor Products, Inc......................   175,890   6,432,297
#*  Standard Pacific Corp............................. 1,278,921  11,497,500
*   Stanley Furniture Co., Inc........................    35,155     107,574
#*  Starz.............................................   245,371   9,925,257
*   Starz Class B.....................................     1,444      59,839
    Stein Mart, Inc...................................   324,787   3,309,580
*   Steiner Leisure, Ltd..............................    82,061   4,734,920
*   Steven Madden, Ltd................................   532,944  22,213,106
*   Stoneridge, Inc...................................   188,720   2,296,722
#   Strattec Security Corp............................    24,093   1,693,497
#*  Strayer Education, Inc............................    82,440   4,584,488
    Sturm Ruger & Co., Inc............................    95,841   5,752,377
    Superior Industries International, Inc............   156,125   2,641,635
    Superior Uniform Group, Inc.......................    46,640     896,887
    Sypris Solutions, Inc.............................   285,243     356,554
*   Systemax, Inc.....................................   126,922     865,608
*   Tandy Leather Factory, Inc........................    82,829     702,390
*   Taylor Morrison Home Corp. Class A................   269,541   5,188,664
#*  Tempur Sealy International, Inc...................   253,874  19,180,181
*   Tenneco, Inc......................................   115,781   5,767,052
#   Texas Roadhouse, Inc..............................   570,522  22,472,862
    Thor Industries, Inc..............................   419,967  23,467,756
*   Tile Shop Holdings, Inc...........................    23,410     334,295
#*  Tilly's, Inc. Class A.............................    75,159     680,189
#   Time, Inc.........................................   243,966   5,445,321
*   Tower International, Inc..........................   151,916   3,969,565
#*  Town Sports International Holdings, Inc...........   180,982     412,639

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Consumer Discretionary -- (Continued)
*   Trans World Entertainment Corp.................... 452,232 $    1,591,857
#*  TRI Pointe Group, Inc............................. 520,363      7,701,372
#*  Tuesday Morning Corp.............................. 159,005      1,491,467
#*  Tumi Holdings, Inc................................ 534,164     10,282,657
#   Tupperware Brands Corp............................  20,100      1,175,247
#*  UCP, Inc. Class A.................................   1,100          8,272
*   Unifi, Inc........................................ 122,280      3,773,561
*   Universal Electronics, Inc........................ 128,318      6,652,005
    Universal Technical Institute, Inc................ 114,850        731,595
*   US Auto Parts Network, Inc........................ 100,864        230,474
#   Vail Resorts, Inc................................. 253,782     27,837,348
    Value Line, Inc...................................  26,515        348,142
#*  Vera Bradley, Inc.................................  68,169        740,315
#*  Vince Holding Corp................................   3,722         36,513
*   Vista Outdoor, Inc................................  91,318      4,307,470
*   Vitamin Shoppe, Inc............................... 233,973      8,600,848
#*  VOXX International Corp........................... 168,490      1,347,920
*   Walking Co. Holdings, Inc. (The)..................     214          1,391
*   WCI Communities, Inc..............................  11,089        279,886
    Wendy's Co. (The)................................. 896,423      9,197,300
*   West Marine, Inc.................................. 164,124      1,490,246
#   Weyco Group, Inc..................................  50,631      1,461,211
#*  William Lyon Homes Class A........................  71,464      1,705,131
#   Winmark Corp......................................  31,549      3,197,807
#   Winnebago Industries, Inc......................... 219,552      4,902,596
#   Wolverine World Wide, Inc......................... 839,691     24,619,740
*   Zagg, Inc......................................... 238,739      1,855,002
#*  Zumiez, Inc....................................... 233,703      6,099,648
                                                               --------------
Total Consumer Discretionary..........................          2,024,517,953
                                                               --------------
Consumer Staples -- (3.3%)
#   Alico, Inc........................................  31,072      1,392,647
*   Alliance One International, Inc...................  37,376        844,698
#   Andersons, Inc. (The)............................. 202,833      7,565,671
#   B&G Foods, Inc.................................... 471,444     13,921,741
#*  Boston Beer Co., Inc. (The) Class A...............   2,323        512,268
#*  Boulder Brands, Inc............................... 431,405      3,593,604
*   Bridgford Foods Corp..............................  17,169        152,804
#   Cal-Maine Foods, Inc.............................. 301,918     16,351,879
    Calavo Growers, Inc............................... 135,031      7,360,540
#   Casey's General Stores, Inc....................... 236,520     24,175,892
*   CCA Industries, Inc...............................  16,064         40,481
*   Central Garden & Pet Co...........................  72,166        663,206
*   Central Garden & Pet Co. Class A.................. 279,145      2,813,782
#*  Chefs' Warehouse, Inc. (The)...................... 113,355      1,949,706
#   Coca-Cola Bottling Co. Consolidated...............  43,895      7,110,990
*   Coffee Holding Co., Inc...........................  11,600         58,290
#*  Craft Brew Alliance, Inc.......................... 117,424      1,212,990
*   Darling Ingredients, Inc.......................... 867,456     11,146,810
#   Dean Foods Co..................................... 775,757     13,808,475
*   Diamond Foods, Inc................................ 194,965      6,299,319
*   Fairway Group Holdings Corp.......................  19,896         59,688
*   Farmer Bros Co....................................  92,302      2,183,865

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Staples -- (Continued)
#*  Female Health Co. (The)...........................    10,100 $    17,978
#   Fresh Del Monte Produce, Inc......................   398,663  15,755,162
#*  Fresh Market, Inc. (The)..........................   285,242   8,699,881
*   Glacier Water Services, Inc.......................     3,200      51,680
    Golden Enterprises, Inc...........................    32,785     137,041
*   HRG Group, Inc....................................    85,758   1,222,051
#   Ingles Markets, Inc. Class A......................   111,765   5,172,484
    Inter Parfums, Inc................................   217,840   6,620,158
#*  Inventure Foods, Inc..............................    83,940     825,130
    J&J Snack Foods Corp..............................   151,869  17,975,215
    John B. Sanfilippo & Son, Inc.....................    65,533   3,407,061
    Lancaster Colony Corp.............................   217,866  20,307,290
*   Landec Corp.......................................   197,746   2,639,909
#   Liberator Medical Holdings, Inc...................    26,723      57,454
#*  Lifeway Foods, Inc................................    50,414     742,094
#   Limoneira Co......................................    16,918     348,342
*   Mannatech, Inc....................................     6,854     118,574
*   Medifast, Inc.....................................    98,051   3,026,834
#   MGP Ingredients, Inc..............................   108,730   1,605,942
*   National Beverage Corp............................   239,228   5,686,450
*   Natural Alternatives International, Inc...........    20,426     122,658
#*  Natural Grocers by Vitamin Cottage, Inc...........    46,104   1,232,821
#   Natural Health Trends Corp........................     7,491     226,977
#   Nature's Sunshine Products, Inc...................    35,284     442,108
#   Nu Skin Enterprises, Inc. Class A.................   114,897   4,555,666
#*  Nutraceutical International Corp..................    43,111   1,041,993
    Oil-Dri Corp. of America..........................    23,455     615,928
*   Omega Protein Corp................................   149,520   2,126,174
#   Orchids Paper Products Co.........................    50,732   1,280,476
#*  Post Holdings, Inc................................   424,561  22,815,908
#   Pricesmart, Inc...................................   227,238  22,021,635
*   Primo Water Corp..................................       309       1,962
*   Reed's, Inc.......................................     1,722      10,659
*   Reliv International, Inc..........................    28,122      35,434
*   Revlon, Inc. Class A..............................   265,668   9,556,078
    Rocky Mountain Chocolate Factory, Inc.............    29,081     377,471
#   Sanderson Farms, Inc..............................   172,253  12,403,938
*   Scheid Vineyards, Inc. Class A....................       440      14,023
*   Seaboard Corp.....................................     1,730   6,011,750
*   Seneca Foods Corp. Class A........................    34,940   1,019,899
*   Seneca Foods Corp. Class B........................     2,794      90,442
    Snyder's-Lance, Inc...............................   382,572  12,441,241
    SpartanNash Co....................................   292,719   9,428,479
*   SUPERVALU, Inc.................................... 2,110,168  19,455,749
#*  Tofutti Brands, Inc...............................    19,440      83,592
#   Tootsie Roll Industries, Inc......................   149,697   4,860,662
*   TreeHouse Foods, Inc..............................   229,057  18,773,512
#*  United Natural Foods, Inc.........................   143,168   6,518,439
    United-Guardian, Inc..............................    19,179     372,264
#   Universal Corp....................................   157,743   8,999,238
#*  USANA Health Sciences, Inc........................    67,611   8,427,711
#   Vector Group, Ltd.................................   473,744  11,995,198
    Village Super Market, Inc. Class A................    41,599   1,193,059

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
    WD-40 Co.......................................... 116,982 $ 10,485,097
    Weis Markets, Inc................................. 115,147    4,855,749
                                                               ------------
Total Consumer Staples................................          421,530,066
                                                               ------------
Energy -- (2.6%)
#*  Abraxas Petroleum Corp............................ 122,447      230,200
    Adams Resources & Energy, Inc.....................  19,183      916,372
#   Alon USA Energy, Inc.............................. 507,991    9,453,713
    AMEN Properties, Inc..............................      19       10,878
#*  Approach Resources, Inc........................... 138,132      537,333
#   Atwood Oceanics, Inc.............................. 125,061    2,601,269
*   Barnwell Industries, Inc..........................  32,713       76,548
#*  Basic Energy Services, Inc........................ 292,186    1,764,803
#*  Bill Barrett Corp................................. 280,098    1,590,957
#*  Bonanza Creek Energy, Inc......................... 286,187    2,235,120
#   Bristow Group, Inc................................ 244,764   11,026,618
#*  C&J Energy Services, Ltd.......................... 352,761    3,404,144
#   California Resources Corp......................... 598,062    2,529,802
#*  Callon Petroleum Co............................... 470,782    3,078,914
#   CARBO Ceramics, Inc............................... 115,466    3,793,058
#*  Carrizo Oil & Gas, Inc............................ 405,123   15,447,340
#*  Clayton Williams Energy, Inc......................  76,837    3,094,994
#*  Clean Energy Fuels Corp........................... 407,723    2,348,484
#*  Cloud Peak Energy, Inc............................ 385,774    1,226,761
#   Comstock Resources, Inc........................... 292,327      368,332
*   Contango Oil & Gas Co.............................  90,118      827,283
#   CVR Energy, Inc...................................     100        3,823
*   Dawson Geophysical Co............................. 103,933      429,243
    Delek US Holdings, Inc............................ 465,996   16,622,077
    DHT Holdings, Inc................................. 305,176    2,426,149
#*  Dril-Quip, Inc....................................  68,856    4,021,879
#*  Emerald Oil, Inc..................................  13,598       22,981
#   Energy XXI, Ltd................................... 400,033      708,058
*   ENGlobal Corp.....................................  92,274      112,574
    EnLink Midstream LLC..............................  92,565    2,494,627
#*  EP Energy Corp. Class A...........................  10,135       84,830
*   Era Group, Inc.................................... 107,766    1,824,478
    Evolution Petroleum Corp..........................  40,116      209,406
    Exterran Holdings, Inc............................ 509,884   12,640,024
*   FieldPoint Petroleum Corp.........................  31,986       33,585
#*  Forum Energy Technologies, Inc....................  83,709    1,279,074
#   GasLog, Ltd....................................... 469,120    7,280,742
#*  Gastar Exploration, Inc........................... 449,415      764,006
#*  Geospace Technologies Corp........................  78,516    1,369,319
#*  Goodrich Petroleum Corp...........................  35,815       32,097
#   Green Plains, Inc................................. 261,823    5,877,926
    Gulf Island Fabrication, Inc......................  66,490      758,651
#   Gulfmark Offshore, Inc. Class A................... 173,565    1,634,982
#*  Halcon Resources Corp............................. 320,845      352,930
#   Hallador Energy Co................................   2,600       18,304
#*  Harvest Natural Resources, Inc.................... 134,049      144,773
*   Helix Energy Solutions Group, Inc................. 745,868    6,242,915
#*  Hercules Offshore, Inc............................ 241,581       21,742

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Energy -- (Continued)
*   HKN, Inc..........................................     2,360 $   106,200
#*  Hornbeck Offshore Services, Inc...................   242,442   4,412,444
#*  ION Geophysical Corp.............................. 1,025,792     810,273
#*  Jones Energy, Inc. Class A........................    15,434     108,655
#*  Key Energy Services, Inc..........................   955,572     869,666
*   Kosmos Energy, Ltd................................    76,082     547,790
#*  Laredo Petroleum Holdings, Inc....................    84,860     727,250
#*  Matador Resources Co..............................   676,217  14,897,061
*   Matrix Service Co.................................   194,639   3,772,104
#*  McDermott International, Inc......................   754,806   3,321,146
*   Mexco Energy Corp.................................     6,572      15,510
#*  Midstates Petroleum Co., Inc......................     5,693       3,242
*   Mitcham Industries, Inc...........................    57,704     238,318
*   Natural Gas Services Group, Inc...................    65,254   1,312,910
*   Newpark Resources, Inc............................   588,097   4,251,941
    Noble Energy, Inc.................................    68,181   2,402,013
#*  Nordic American Offshore, Ltd.....................        27         193
#   Nordic American Tankers, Ltd......................     3,153      47,358
#*  Northern Oil and Gas, Inc.........................   395,122   1,880,781
#*  Nuverra Environmental Solutions, Inc..............    99,029     279,262
*   Oil States International, Inc.....................    43,942   1,323,094
*   Overseas Shipholding Group, Inc...................   100,481     361,732
#*  Pacific Drilling SA...............................    70,741     158,460
#   Panhandle Oil and Gas, Inc. Class A...............    89,313   1,591,558
*   Par Petroleum Corp................................     9,433     169,888
*   Parker Drilling Co................................   748,753   1,901,833
    Patterson-UTI Energy, Inc.........................   328,230   5,410,872
    PBF Energy, Inc. Class A..........................   701,224  22,137,642
#*  PDC Energy, Inc...................................   317,110  14,888,315
#*  Penn Virginia Corp................................   464,251     622,096
#*  PetroQuest Energy, Inc............................   446,037     619,991
*   PHI, Inc.(69336T106)..............................     4,419     131,421
*   PHI, Inc.(69336T205)..............................    52,877   1,466,279
*   Pioneer Energy Services Corp......................   339,362   1,242,065
#*  Renewable Energy Group, Inc.......................   252,648   2,577,010
#*  REX American Resources Corp.......................    21,400   1,105,096
#*  Rex Energy Corp...................................   391,132     876,136
#*  Rice Energy, Inc..................................   115,382   2,082,645
#*  RigNet, Inc.......................................    67,551   1,751,597
*   Ring Energy, Inc..................................    14,295     116,790
    Rowan Cos. P.L.C. Class A.........................    89,113   1,535,417
#*  Royale Energy, Inc................................    10,018       8,115
#   RPC, Inc..........................................   186,063   2,288,575
#*  RSP Permian, Inc..................................    87,971   2,181,681
#*  SandRidge Energy, Inc.............................    11,345       5,865
#   Scorpio Tankers, Inc.............................. 1,360,056  14,607,001
#*  SEACOR Holdings, Inc..............................   135,320   8,548,164
    SemGroup Corp. Class A............................   264,084  18,773,732
#*  Seventy Seven Energy, Inc.........................    77,101     240,555
#   Ship Finance International, Ltd...................   505,087   8,450,106
    SM Energy Co......................................   126,812   4,700,921
*   Steel Excel, Inc..................................    32,698     684,696
#*  Stone Energy Corp.................................   408,419   2,364,746

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
             Superior Energy Services, Inc.............   184,773 $  3,141,141
#*           Swift Energy Co...........................   151,326      110,650
#*           Synergy Resources Corp....................   805,549    7,837,992
(degrees)#*  Syntroleum Corp...........................    12,079       14,617
#            Teekay Corp...............................    47,476    1,700,116
             Teekay Tankers, Ltd. Class A..............   108,562      778,390
             Tesco Corp................................   191,971    1,842,922
*            TETRA Technologies, Inc...................   502,613    2,392,438
#            Tidewater, Inc............................   102,203    1,996,025
#*           Triangle Petroleum Corp...................   559,988    2,077,555
*            Unit Corp.................................    99,326    1,959,702
#*           Uranium Energy Corp.......................    29,748       39,862
#            US Silica Holdings, Inc...................   375,734    8,461,530
*            Vaalco Energy, Inc........................   399,770      527,696
#            W&T Offshore, Inc.........................   463,478    1,747,312
#*           Warren Resources, Inc.....................   426,121      151,273
#*           Westmoreland Coal Co......................    23,462      365,773
*            Willbros Group, Inc.......................   331,559      268,563
#            World Fuel Services Corp..................       953       38,739
#*           WPX Energy, Inc...........................   148,240    1,289,688
                                                                  ------------
Total Energy...........................................            335,644,313
                                                                  ------------
Financials -- (16.1%)
*            1st Constitution Bancorp..................     2,048       23,675
             1st Source Corp...........................   159,276    5,413,791
             A-Mark Precious Metals, Inc...............    21,404      224,742
             Access National Corp......................    33,310      646,547
             Alexander & Baldwin, Inc..................   402,077   15,178,407
             Alliance Bancorp, Inc. of Pennsylvania....     3,510       82,941
#*           Altisource Asset Management Corp..........    10,475    1,388,671
*            Altisource Portfolio Solutions SA.........   113,438    3,704,885
#*           Ambac Financial Group, Inc................   293,023    4,700,089
             Ameriana Bancorp..........................     2,912       64,908
#            American Equity Investment Life Holding
               Co......................................   614,598   18,155,225
*            American Independence Corp................     1,537       15,770
#            American National Bankshares, Inc.........    25,247      597,849
             American National Insurance Co............     6,285      672,181
*            American River Bankshares.................     7,326       73,773
             Ameris Bancorp............................   250,763    6,773,109
             AMERISAFE, Inc............................   148,785    7,446,689
             AmeriServ Financial, Inc..................   278,158      934,611
#            Amtrust Financial Services, Inc...........   251,768   17,500,394
             Argo Group International Holdings, Ltd....   148,840    8,391,599
             Arrow Financial Corp......................    47,165    1,298,924
             ASB Financial Corp........................       900       11,565
             Aspen Insurance Holdings, Ltd.............   498,386   23,967,383
#            Associated Banc-Corp...................... 1,193,886   23,531,493
*            Asta Funding, Inc.........................    48,129      401,877
             Astoria Financial Corp....................   802,515   12,134,027
             Atlantic American Corp....................    20,640       76,368
#*           Atlantic Coast Financial Corp.............       143          646
#*           Atlanticus Holdings Corp..................    73,372      287,618
*            Atlas Financial Holdings, Inc.............     3,635       67,102

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#   Auburn National Bancorporation, Inc...............     2,786 $    74,721
#*  AV Homes, Inc.....................................    49,993     738,397
#   Baldwin & Lyons, Inc. Class A.....................     1,471      34,892
    Baldwin & Lyons, Inc. Class B.....................    33,439     779,797
    Banc of California, Inc...........................    46,441     563,329
    Bancfirst Corp....................................    58,442   3,717,496
#*  Bancorp, Inc. (The)...............................   275,676   2,301,895
#   BancorpSouth, Inc.................................   784,381  19,821,308
    Bank Mutual Corp..................................   171,433   1,246,318
    Bank of Commerce Holdings.........................     4,992      28,904
#   Bank of Hawaii Corp...............................   362,453  24,454,704
#   Bank of the Ozarks, Inc...........................   615,807  27,169,405
    BankFinancial Corp................................    83,990   1,015,439
    BankUnited, Inc...................................   132,852   4,851,755
    Banner Corp.......................................   152,966   7,290,360
    Bar Harbor Bankshares.............................    19,429     666,415
    BBCN Bancorp, Inc.................................   637,367   9,783,583
#*  BBX Capital Corp. Class A.........................    16,551     264,319
    BCB Bancorp, Inc..................................    18,073     208,924
#*  Bear State Financial, Inc.........................    12,672     115,949
*   Beneficial Bancorp, Inc...........................   483,296   6,215,187
    Berkshire Bancorp, Inc............................    10,144      79,884
    Berkshire Hills Bancorp, Inc......................   197,930   5,759,763
    BGC Partners, Inc. Class A........................ 1,416,505  13,952,574
#   BNC Bancorp.......................................    20,523     462,178
*   BNCCORP, Inc......................................     3,900      67,470
#*  BofI Holding, Inc.................................   125,355  15,399,862
#   Boston Private Financial Holdings, Inc............   665,698   8,374,481
#   Bridge Bancorp, Inc...............................    11,125     287,692
    Brookline Bancorp, Inc............................   527,675   5,946,897
    Bryn Mawr Bank Corp...............................    88,932   2,564,799
*   BSB Bancorp, Inc..................................       700      14,658
    C&F Financial Corp................................     1,705      64,790
#   Calamos Asset Management, Inc. Class A............   141,339   1,697,481
#   California First National Bancorp.................    14,701     198,758
#   Camden National Corp..............................    33,314   1,341,222
    Cape Bancorp, Inc.................................     8,465      89,814
*   Capital Bank Financial Corp. Class A..............    71,545   2,144,204
#   Capital City Bank Group, Inc......................    51,442     794,264
*   Capital Properties, Inc. Class A..................     2,600      33,085
    Capitol Federal Financial, Inc.................... 1,114,133  13,391,879
    Cardinal Financial Corp...........................   254,714   5,950,119
#*  Cascade Bancorp...................................   121,120     624,979
#   Cash America International, Inc...................   231,430   6,417,554
    Cathay General Bancorp............................   655,576  21,050,545
    Centerstate Banks, Inc............................   174,404   2,431,192
    Central Pacific Financial Corp....................   177,573   4,135,675
    Century Bancorp, Inc. Class A.....................     5,255     218,871
#   Charter Financial Corp............................    39,565     480,319
    Chemical Financial Corp...........................   205,632   6,775,574
#   Chicopee Bancorp, Inc.............................     9,906     163,944
#   Citizens & Northern Corp..........................    12,973     256,087
    Citizens Community Bancorp, Inc...................     1,592      14,503

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
*   Citizens First Corp...............................     400 $     5,060
    Citizens Holding Co...............................   2,717      54,530
#*  Citizens, Inc..................................... 204,804   1,386,523
#   City Holding Co................................... 102,267   4,931,315
#   CKX Lands, Inc....................................   5,107      68,025
#   Clifton Bancorp, Inc.............................. 137,026   1,863,554
    CNB Financial Corp................................  22,699     394,509
#   CNO Financial Group, Inc.......................... 890,398  15,884,700
#   CoBiz Financial, Inc.............................. 229,373   2,933,681
    Codorus Valley Bancorp, Inc.......................   2,495      51,572
#   Cohen & Steers, Inc...............................  17,613     544,418
*   Colony Bankcorp, Inc..............................  10,672      95,408
    Columbia Banking System, Inc...................... 466,996  15,312,799
    Commercial National Financial Corp................   3,979      94,302
#   Community Bank System, Inc........................ 306,967  11,735,348
    Community Trust Bancorp, Inc...................... 103,733   3,631,692
    Community West Bancshares.........................   6,650      44,555
*   CommunityOne Bancorp..............................     214       2,348
#   ConnectOne Bancorp, Inc........................... 102,860   2,197,090
#   Consolidated-Tomoka Land Co.......................  19,928   1,154,429
*   Consumer Portfolio Services, Inc.................. 117,173     707,725
#*  Cowen Group, Inc. Class A......................... 457,495   2,584,847
#   Crawford & Co. Class A............................  95,513     619,879
#   Crawford & Co. Class B............................  69,225     479,037
#*  Credit Acceptance Corp............................  75,471  18,128,889
#*  CU Bancorp........................................   1,200      26,628
*   Customers Bancorp, Inc............................  98,822   2,485,373
#   CVB Financial Corp................................ 825,191  14,614,133
    Diamond Hill Investment Group, Inc................     985     189,603
    Dime Community Bancshares, Inc.................... 292,399   4,970,783
    Donegal Group, Inc. Class A.......................  78,898   1,173,213
    Donegal Group, Inc. Class B.......................   5,267     104,840
    Eagle Bancorp Montana, Inc........................     225       2,491
*   Eagle Bancorp, Inc................................  73,725   3,273,390
#   Eastern Virginia Bankshares, Inc..................     590       3,717
#*  eHealth, Inc......................................  94,514   1,537,743
    EMC Insurance Group, Inc..........................  60,081   1,449,154
    Employers Holdings, Inc........................... 240,541   5,772,984
#*  Encore Capital Group, Inc......................... 205,180   8,824,792
    Endurance Specialty Holdings, Ltd................. 368,057  25,576,281
#*  Enova International, Inc.......................... 195,512   3,534,857
*   Enstar Group, Ltd.................................  45,454   7,272,185
#   Enterprise Bancorp, Inc...........................  10,055     220,908
    Enterprise Financial Services Corp................  90,240   2,177,491
    ESSA Bancorp, Inc.................................  45,175     580,499
    Evans Bancorp, Inc................................   3,162      76,678
    EverBank Financial Corp........................... 546,271  10,892,644
    Evercore Partners, Inc. Class A................... 305,878  17,985,626
#*  Ezcorp, Inc. Class A.............................. 285,797   2,026,301
#*  Farmers Capital Bank Corp.........................  10,767     275,420
    FBL Financial Group, Inc. Class A................. 111,746   6,370,639
    Federal Agricultural Mortgage Corp. Class A.......   2,089      56,403
    Federal Agricultural Mortgage Corp. Class C.......  64,900   1,736,075

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#           Federated Investors, Inc. Class B............   107,681 $ 3,629,927
            Federated National Holding Co................   117,100   2,762,389
            Fidelity & Guaranty Life.....................       720      18,742
            Fidelity Southern Corp.......................    53,993   1,049,624
#           Financial Engines, Inc.......................   110,696   5,076,519
            Financial Institutions, Inc..................    73,140   1,794,856
*           First Acceptance Corp........................    13,967      41,761
#           First American Financial Corp................   500,022  20,290,893
*           First BanCorp(318672706).....................   537,624   2,317,159
            First BanCorp(318910106).....................    66,970   1,143,178
            First Bancorp, Inc...........................    35,997     684,303
*           First Bancshares, Inc........................     1,345      10,424
#           First Bancshares, Inc. (The).................       921      15,915
            First Busey Corp.............................   455,621   2,902,306
            First Business Financial Services, Inc.......     2,089      91,394
*           First Cash Financial Services, Inc...........   203,767   8,287,204
            First Citizens BancShares, Inc. Class A......    12,539   3,214,247
            First Commonwealth Financial Corp............   698,552   6,426,678
            First Community Bancshares, Inc..............    78,614   1,398,543
            First Connecticut Bancorp, Inc...............     8,536     137,600
            First Defiance Financial Corp................    49,946   1,920,424
            First Federal of Northern Michigan Bancorp,
              Inc........................................    32,874     202,833
            First Financial Bancorp......................   462,127   8,785,034
#           First Financial Bankshares, Inc..............   265,049   9,006,365
            First Financial Corp.........................    63,348   2,101,887
            First Financial Northwest, Inc...............    67,316     836,738
#           First Horizon National Corp.................. 1,631,474  25,858,863
            First Interstate Bancsystem, Inc.............   166,277   4,610,861
#*          First Marblehead Corp. (The).................    12,935      48,765
            First Merchants Corp.........................   268,934   7,000,352
            First Midwest Bancorp, Inc...................   617,576  11,591,902
*           First NBC Bank Holding Co....................    48,525   1,853,655
            First Niagara Financial Group, Inc........... 1,905,946  18,506,736
            First of Long Island Corp. (The).............     3,680     100,243
(degrees)*  First Place Financial Corp...................   151,301           6
            First South Bancorp, Inc.....................    20,886     166,461
*           First United Corp............................     9,289      78,213
            First West Virginia Bancorp, Inc.............        63       1,279
#           FirstMerit Corp..............................   602,883  11,298,027
*           Flagstar Bancorp, Inc........................   192,109   3,899,813
            Flushing Financial Corp......................   209,009   4,339,027
            FNB Corp..................................... 1,420,988  19,595,425
#*          Forestar Group, Inc..........................   231,751   2,966,413
            Fox Chase Bancorp, Inc.......................    47,180     805,363
*           FRP Holdings, Inc............................    38,950   1,149,414
            Fulton Financial Corp........................ 1,454,341  18,848,259
#           FXCM, Inc. Class A...........................   276,740     304,414
#           Gain Capital Holdings, Inc...................   274,097   1,913,197
*           GAINSCO, Inc.................................       220       3,080
#           GAMCO Investors, Inc. Class A................    24,586   1,688,075
#           German American Bancorp, Inc.................    34,145     993,961
            Glacier Bancorp, Inc.........................   603,746  16,965,263
*           Global Indemnity P.L.C.......................    62,458   1,726,964

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Gouverneur Bancorp, Inc...........................   1,695 $    23,222
#   Great Southern Bancorp, Inc.......................  67,435   2,798,552
*   Green Dot Corp. Class A........................... 349,330   7,238,118
#   Greenhill & Co., Inc.............................. 221,003   8,692,048
*   Greenlight Capital Re, Ltd. Class A............... 220,457   6,133,114
#   Griffin Industrial Realty, Inc....................  20,710     649,466
    Guaranty Bancorp..................................  72,045   1,154,881
    Guaranty Federal Bancshares, Inc..................   2,800      41,384
*   Hallmark Financial Services, Inc..................  94,278   1,006,889
#*  Hampton Roads Bankshares, Inc.....................   3,123       6,558
    Hancock Holding Co................................ 415,741  12,147,952
    Hanmi Financial Corp.............................. 259,823   6,576,120
    Hanover Insurance Group, Inc. (The)............... 334,899  27,076,584
    Harleysville Savings Financial Corp...............   1,615      29,716
    Hawthorn Bancshares, Inc..........................     785      10,935
#   HCI Group, Inc....................................  87,103   3,909,183
    Heartland Financial USA, Inc......................  81,238   3,061,048
#   Heritage Commerce Corp............................  66,614     738,749
    Heritage Financial Corp........................... 132,284   2,341,427
    HF Financial Corp.................................   8,198     127,233
    HFF, Inc. Class A................................. 314,113  14,398,940
*   Hilltop Holdings, Inc............................. 739,911  15,575,127
#   Hingham Institution for Savings...................   4,073     492,874
*   HMN Financial, Inc................................  31,110     363,987
    Home Bancorp, Inc.................................     921      22,316
    Home BancShares, Inc.............................. 522,282  20,797,269
*   HomeStreet, Inc...................................  82,284   1,860,441
*   HomeTrust Bancshares, Inc.........................  23,879     409,286
    HopFed Bancorp, Inc...............................   7,872      91,551
    Horace Mann Educators Corp........................ 280,386   9,880,803
#   Horizon Bancorp...................................  12,846     311,644
    Iberiabank Corp................................... 302,416  19,520,953
*   Imperial Holdings, Inc............................   2,128      12,023
#   Independence Holding Co...........................  76,440     999,835
#   Independent Bank Corp.(453836108)................. 187,976   9,090,519
    Independent Bank Corp.(453838609).................  28,411     405,141
#   Independent Bank Group, Inc.......................  13,261     589,849
    Infinity Property & Casualty Corp.................  47,615   3,690,639
    Interactive Brokers Group, Inc. Class A........... 475,075  19,074,261
#*  InterGroup Corp. (The)............................   1,860      43,524
    International Bancshares Corp..................... 468,066  12,605,017
*   INTL. FCStone, Inc................................ 147,426   4,298,942
    Investment Technology Group, Inc.................. 157,325   3,201,564
    Investors Title Co................................   5,690     405,242
#*  Jacksonville Bancorp, Inc.........................      80       1,080
#   Janus Capital Group, Inc.......................... 392,215   6,424,482
    JMP Group LLC.....................................  61,544     450,502
*   JW Mays, Inc......................................     200      11,000
    Kansas City Life Insurance Co.....................     700      32,963
*   KCG Holdings, Inc. Class A........................ 243,239   2,583,198
#*  Kearny Financial Corp............................. 245,480   2,737,102
    Kemper Corp....................................... 402,388  15,580,463
    Kennedy-Wilson Holdings, Inc...................... 587,302  14,870,487

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Kentucky First Federal Bancorp....................    11,174 $    93,862
#*  Ladenburg Thalmann Financial Services, Inc........   469,455   1,427,143
    Lake Shore Bancorp, Inc...........................       537       7,156
    Lake Sunapee Bank Group...........................     8,785     130,896
    Lakeland Bancorp, Inc.............................   172,031   1,943,950
    Lakeland Financial Corp...........................   118,549   5,043,074
    Landmark Bancorp, Inc.............................     4,663     125,341
    LegacyTexas Financial Group, Inc..................   340,407  10,344,969
#*  LendingTree, Inc..................................    56,250   4,664,250
    LNB Bancorp, Inc..................................    32,149     597,971
    Louisiana Bancorp, Inc............................     1,387      33,385
#   Macatawa Bank Corp................................   128,301     694,108
*   Magyar Bancorp, Inc...............................     1,800      18,765
#   Maiden Holdings, Ltd..............................   550,596   9,106,858
    MainSource Financial Group, Inc...................    97,229   2,128,343
*   Malvern Bancorp, Inc..............................     2,604      39,399
    Manning & Napier, Inc.............................    73,710     737,100
*   Marcus & Millichap, Inc...........................    50,880   2,607,091
    MarketAxess Holdings, Inc.........................   284,264  27,801,019
    Marlin Business Services Corp.....................    67,877   1,078,566
*   Maui Land & Pineapple Co., Inc....................    16,899      87,368
    MB Financial, Inc.................................   603,486  20,578,873
#*  MBIA, Inc......................................... 1,343,818   7,995,717
*   MBT Financial Corp................................    13,337      77,888
    Mercantile Bank Corp..............................    42,837     882,442
    Merchants Bancshares, Inc.........................    30,722     970,815
#   Mercury General Corp..............................   373,350  21,075,607
*   Meridian Bancorp, Inc.............................   124,342   1,621,420
    Meta Financial Group, Inc.........................    18,129     916,602
    Metro Bancorp, Inc................................    90,207   2,207,365
#*  MGIC Investment Corp..............................   672,270   7,442,029
    Mid Penn Bancorp, Inc.............................     2,649      43,391
#   MidSouth Bancorp, Inc.............................    31,743     442,815
    MidWestOne Financial Group, Inc...................     1,941      62,869
    Moelis & Co. Class A..............................     6,807     203,665
#   Montpelier Re Holdings, Ltd.......................   261,819  11,166,580
*   MSB Financial Corp................................     1,140      13,334
    MutualFirst Financial, Inc........................    10,911     257,718
    National Bank Holdings Corp. Class A..............   121,235   2,623,525
    National General Holdings Corp....................     9,087     208,001
#   National Interstate Corp..........................   124,116   3,135,170
    National Penn Bancshares, Inc..................... 1,170,688  12,549,775
    National Western Life Insurance Co. Class A.......     4,334   1,044,451
#*  Nationstar Mortgage Holdings, Inc.................    30,257     561,267
#*  Naugatuck Valley Financial Corp...................     1,596      17,077
*   Navigators Group, Inc. (The)......................    86,459   6,759,365
#   NBT Bancorp, Inc..................................   252,997   6,838,509
    Nelnet, Inc. Class A..............................   248,238   9,778,095
    NewBridge Bancorp.................................   106,710     940,115
#*  NewStar Financial, Inc............................   190,886   2,208,551
*   Nicholas Financial, Inc...........................    19,232     251,747
*   NMI Holdings, Inc. Class A........................     8,289      66,312
    Northeast Bancorp.................................       493       5,088

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Northeast Community Bancorp, Inc..................  11,679 $    88,176
#   Northfield Bancorp, Inc........................... 340,758   5,131,815
    Northrim BanCorp, Inc.............................  22,077     558,327
    Northway Financial, Inc...........................   5,279     111,809
    Northwest Bancshares, Inc......................... 736,210   9,342,505
#   Norwood Financial Corp............................   1,963      60,166
#   Ocean Shore Holding Co............................   4,043      60,605
    OceanFirst Financial Corp.........................  91,893   1,610,884
    OFG Bancorp....................................... 339,819   2,738,941
    Ohio Valley Banc Corp.............................   6,595     150,168
    Old Line Bancshares, Inc..........................   4,075      64,467
    Old National Bancorp.............................. 934,283  13,444,332
*   Old Second Bancorp, Inc...........................  48,026     312,649
    OneBeacon Insurance Group, Ltd. Class A........... 180,604   2,618,758
    Oppenheimer Holdings, Inc. Class A................  36,340     824,918
    Opus Bank.........................................   1,574      61,622
    Oritani Financial Corp............................ 346,174   5,438,394
    Pacific Continental Corp..........................  96,899   1,286,819
*   Pacific Mercantile Bancorp........................   8,605      63,591
*   Pacific Premier Bancorp, Inc......................  72,738   1,382,749
#   Park National Corp................................  66,143   5,794,127
    Park Sterling Corp................................ 160,102   1,159,138
*   Patriot National Bancorp, Inc.....................     310       5,264
    Peapack Gladstone Financial Corp..................  52,727   1,170,539
#   Penns Woods Bancorp, Inc..........................  16,245     697,560
#*  PennyMac Financial Services, Inc. Class A.........  31,427     572,914
    Peoples Bancorp of North Carolina, Inc............   3,975      72,981
#   Peoples Bancorp, Inc..............................  65,063   1,368,926
*   PHH Corp.......................................... 331,438   8,272,692
#*  Phoenix Cos., Inc. (The)..........................  17,230     237,774
*   PICO Holdings, Inc................................ 132,987   1,639,730
    Pinnacle Financial Partners, Inc.................. 291,592  15,480,619
*   Piper Jaffray Cos.................................  66,084   2,963,867
*   Popular, Inc...................................... 200,896   6,151,436
#*  PRA Group, Inc.................................... 392,798  24,962,313
    Preferred Bank....................................  39,832   1,255,505
    Premier Financial Bancorp, Inc....................  30,814     465,600
#   Primerica, Inc.................................... 421,857  19,080,592
    PrivateBancorp, Inc............................... 640,753  26,488,729
    ProAssurance Corp................................. 211,446  10,210,727
    Provident Financial Holdings, Inc.................  45,783     736,648
    Provident Financial Services, Inc................. 467,490   9,172,154
#   Prudential Bancorp, Inc...........................   8,493     124,932
    Pulaski Financial Corp............................  39,714     513,502
    Pzena Investment Management, Inc. Class A.........  81,296     845,478
    QC Holdings, Inc..................................  67,835     160,091
    QCR Holdings, Inc.................................   3,478      74,986
#   Radian Group, Inc................................. 426,942   7,881,349
#   RCS Capital Corp. Class A.........................  97,763     569,958
*   Regional Management Corp..........................  22,398     432,729
    Renasant Corp..................................... 241,911   7,777,439
    Republic Bancorp, Inc. Class A....................  77,756   1,955,563
#*  Republic First Bancorp, Inc.......................  21,386      74,423

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#   Resource America, Inc. Class A....................   125,631 $ 1,015,098
    Riverview Bancorp, Inc............................    40,565     175,646
#   RLI Corp..........................................   332,943  18,388,442
*   Royal Bancshares of Pennsylvania, Inc. Class A....    16,590      31,687
    S&T Bancorp, Inc..................................   212,099   6,558,101
#*  Safeguard Scientifics, Inc........................   157,029   2,883,052
    Safety Insurance Group, Inc.......................   111,108   6,443,153
    Salisbury Bancorp, Inc............................     2,458      73,445
#   Sandy Spring Bancorp, Inc.........................   153,299   4,191,195
    SB Financial Group, Inc...........................       790       8,737
#*  Seacoast Banking Corp. of Florida.................    87,396   1,306,570
*   Select Bancorp, Inc...............................     2,400      18,960
    Selective Insurance Group, Inc....................   342,072  10,539,238
#   ServisFirst Bancshares, Inc.......................     3,080     119,627
*   Shore Bancshares, Inc.............................    16,489     155,491
    SI Financial Group, Inc...........................     7,759      92,642
    Sierra Bancorp....................................    40,863     678,326
    Silvercrest Asset Management Group, Inc. Class A..     1,508      18,594
#   Simmons First National Corp. Class A..............   150,794   6,853,587
    South State Corp..................................   184,379  14,329,936
#*  Southcoast Financial Corp.........................        13         122
*   Southern First Bancshares, Inc....................     3,037      60,861
    Southern Missouri Bancorp, Inc....................     2,214      41,800
#   Southern National Bancorp of Virginia, Inc........       493       5,699
    Southside Bancshares, Inc.........................   122,894   3,357,464
    Southwest Bancorp, Inc............................   127,303   2,231,622
    Southwest Georgia Financial Corp..................     1,844      26,932
#*  St Joe Co. (The)..................................   283,717   4,610,401
    StanCorp Financial Group, Inc.....................   309,704  35,312,450
#   State Auto Financial Corp.........................   152,030   3,679,126
#   State Bank Financial Corp.........................    65,048   1,317,222
    Sterling Bancorp..................................   714,168  10,633,962
    Stewart Information Services Corp.................   179,905   7,397,694
*   Stifel Financial Corp.............................   294,314  16,172,554
    Stock Yards Bancorp, Inc..........................    70,570   2,601,210
*   Stratus Properties, Inc...........................    26,622     401,992
    Suffolk Bancorp...................................    79,976   2,304,908
    Summit State Bank.................................       195       2,588
#*  Sun Bancorp, Inc..................................    55,718   1,163,949
    Susquehanna Bancshares, Inc....................... 1,282,012  18,204,570
    Sussex Bancorp....................................    10,149     123,310
    Symetra Financial Corp............................   815,873  20,429,460
    Synovus Financial Corp............................   470,909  14,843,052
    Talmer Bancorp, Inc. Class A......................    53,378     870,061
    TCF Financial Corp................................ 1,357,417  22,343,084
#*  Tejon Ranch Co....................................   139,892   3,472,119
#   Territorial Bancorp, Inc..........................    45,020   1,139,456
#   Teton Advisors, Inc. Class A......................       311      15,931
*   Texas Capital Bancshares, Inc.....................   362,549  21,368,638
    Timberland Bancorp, Inc...........................    76,238     814,984
#   Tompkins Financial Corp...........................    63,551   3,434,932
    TowneBank.........................................   127,110   2,243,491
    Trico Bancshares..................................   125,035   3,099,618

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
*   Trinity Place Holdings, Inc.......................    34,797 $      240,795
#*  TriState Capital Holdings, Inc....................    21,515        271,734
#   TrustCo Bank Corp. NY.............................   719,972      4,485,426
#   Trustmark Corp....................................   549,160     13,201,806
#   UMB Financial Corp................................   319,918     17,537,905
#   Umpqua Holdings Corp..............................   443,223      7,862,776
*   Unico American Corp...............................    11,600        108,112
    Union Bankshares Corp.............................   254,871      6,290,216
    Union Bankshares, Inc.............................     2,252         58,935
    United Bancshares, Inc............................       900         14,175
#   United Bankshares, Inc............................   564,950     22,897,423
    United Community Banks, Inc.......................   390,179      8,143,036
    United Community Financial Corp...................   500,949      2,584,897
    United Financial Bancorp, Inc.....................   311,089      4,196,591
    United Fire Group, Inc............................   108,500      3,749,760
#   United Insurance Holdings Corp....................   104,546      1,679,009
*   United Security Bancshares........................    29,741        150,787
    Unity Bancorp, Inc................................     9,365         91,964
#   Universal Insurance Holdings, Inc.................   292,205      8,012,261
    Univest Corp. of Pennsylvania.....................   100,414      2,001,251
#   Valley National Bancorp...........................   974,092      9,662,993
#   Virtus Investment Partners, Inc...................    52,781      6,379,112
    VSB Bancorp, Inc..................................     1,037         12,957
*   Walker & Dunlop, Inc..............................   227,331      5,444,577
    Washington Federal, Inc...........................   771,402     17,958,239
#   Washington Trust Bancorp, Inc.....................    88,991      3,539,172
#   Waterstone Financial, Inc.........................   137,489      1,774,983
    Wayne Savings Bancshares, Inc.....................     2,043         26,232
    Webster Financial Corp............................   660,043     25,517,262
#   WesBanco, Inc.....................................   247,198      8,211,918
#   West Bancorporation, Inc..........................    65,818      1,285,426
#   Westamerica Bancorporation........................   193,870      9,495,753
*   Western Alliance Bancorp..........................   736,332     24,910,112
    Westfield Financial, Inc..........................   116,794        865,444
    Westwood Holdings Group, Inc......................    31,450      1,889,516
    Wilshire Bancorp, Inc.............................   628,800      7,306,656
    Wintrust Financial Corp...........................   390,881     21,076,304
#   WisdomTree Investments, Inc....................... 1,156,300     28,791,870
#*  World Acceptance Corp.............................    62,610      3,407,236
*   Wright Investors' Service Holdings, Inc...........    13,860         20,374
#   WSFS Financial Corp...............................   101,957      2,927,185
    WVS Financial Corp................................     4,423         49,007
*   Yadkin Financial Corp.............................    58,315      1,251,440
    Your Community Bankshares, Inc....................       795         23,294
                                                                 --------------
Total Financials......................................            2,057,860,818
                                                                 --------------
Health Care -- (8.9%)
#   Abaxis, Inc.......................................   113,787      5,696,177
#*  Acadia Healthcare Co., Inc........................    80,925      6,456,196
    Aceto Corp........................................   236,845      5,549,278
#*  Acorda Therapeutics, Inc..........................   325,296     11,177,171
#   Adcare Health Systems, Inc........................       970          3,686
*   Addus HomeCare Corp...............................   120,230      3,263,042

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Health Care -- (Continued)
#*  Affymetrix, Inc...................................   637,299 $ 6,984,797
#*  Air Methods Corp..................................   329,694  12,986,647
#*  Akorn, Inc........................................   179,193   8,262,589
#*  Albany Molecular Research, Inc....................   240,727   5,088,969
*   Alere, Inc........................................   211,616  10,286,654
*   Alliance HealthCare Services, Inc.................    49,628     742,435
*   Allied Healthcare Products, Inc...................    13,770      21,894
*   Allscripts Healthcare Solutions, Inc.............. 1,469,344  21,246,714
*   Almost Family, Inc................................    59,310   2,595,406
*   Alphatec Holdings, Inc............................   255,458     347,423
#*  AMAG Pharmaceuticals, Inc.........................    80,578   5,148,934
*   Amedisys, Inc.....................................   228,636   9,975,389
*   American Shared Hospital Services.................    10,189      26,797
*   AMN Healthcare Services, Inc......................   386,338  11,369,927
*   Amsurg Corp.......................................   360,280  25,846,487
#*  Anacor Pharmaceuticals, Inc.......................    25,127   3,748,697
    Analogic Corp.....................................   101,531   8,178,322
#*  AngioDynamics, Inc................................   246,131   3,815,030
#*  ANI Pharmaceuticals, Inc..........................     6,827     484,922
#*  Anika Therapeutics, Inc...........................   114,153   4,326,399
*   Anthera Pharmaceuticals, Inc......................    27,875     304,116
*   Arqule, Inc.......................................    93,636     160,118
*   Arrhythmia Research Technology, Inc...............     6,674      42,513
#*  Arrowhead Research Corp...........................    29,908     184,831
*   Assembly Biosciences, Inc.........................     6,282      94,230
    Atrion Corp.......................................    10,293   4,157,343
*   Bio-Reference Laboratories, Inc...................   129,793   5,758,915
#*  Bioanalytical Systems, Inc........................     5,617       7,751
#*  BioScrip, Inc.....................................   487,918   1,224,674
*   Biospecifics Technologies Corp....................    50,504   3,470,635
*   Biota Pharmaceuticals, Inc........................    24,681      58,741
*   BioTelemetry, Inc.................................   233,339   2,853,736
*   Bovie Medical Corp................................    54,539     125,985
#*  Bruker Corp.......................................    23,787     500,716
*   Cambrex Corp......................................   262,904  12,948,022
    Cantel Medical Corp...............................   329,081  18,059,965
*   Capital Senior Living Corp........................   239,788   5,344,875
*   Celsion Corp......................................    13,183      30,057
*   Charles River Laboratories International, Inc.....   352,871  27,389,847
#   Chemed Corp.......................................   137,308  20,384,746
*   Cogentix Medical, Inc.............................     9,040      14,283
#   Computer Programs & Systems, Inc..................    88,002   4,115,854
    CONMED Corp.......................................   120,505   6,835,044
#*  Corcept Therapeutics, Inc.........................    59,506     299,910
*   Corvel Corp.......................................   130,038   4,156,014
*   Cross Country Healthcare, Inc.....................   247,410   2,986,239
#   CryoLife, Inc.....................................   226,008   2,474,788
#*  Cumberland Pharmaceuticals, Inc...................   140,275     873,913
*   Cutera, Inc.......................................    93,260   1,415,687
*   Cyberonics, Inc...................................   211,153  12,964,794
*   Cynosure, Inc. Class A............................   185,605   7,201,474
#*  Cytokinetics, Inc.................................    36,219     231,439
*   CytRx Corp........................................    23,750      64,600

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
#*  Depomed, Inc...................................... 503,577 $15,862,675
#*  Derma Sciences, Inc...............................   8,080      57,772
    Digirad Corp...................................... 120,709     527,498
*   Durect Corp.......................................  64,752     152,167
*   Dynavax Technologies Corp.........................   3,962     116,522
#*  Emergent Biosolutions, Inc........................ 318,786  10,465,744
#*  Endocyte, Inc.....................................   3,082      15,903
    Ensign Group, Inc. (The).......................... 202,724  10,363,251
*   Enzo Biochem, Inc................................. 184,277     552,831
#*  EPIRUS Biopharmaceuticals, Inc....................   4,300      27,907
*   Exactech, Inc.....................................  66,965   1,337,961
#*  ExamWorks Group, Inc.............................. 341,466  11,978,627
#*  Fibrocell Science, Inc............................   3,711      24,196
*   Five Star Quality Care, Inc....................... 244,894   1,106,921
#*  Fortress Biotech, Inc.............................   4,900      16,513
#*  Genesis Healthcare, Inc........................... 112,217     685,646
#*  Globus Medical, Inc. Class A...................... 574,129  16,110,060
*   Greatbatch, Inc................................... 206,184  11,243,214
*   Haemonetics Corp.................................. 408,094  16,327,841
#*  Halyard Health, Inc...............................  91,835   3,741,358
*   Hanger, Inc....................................... 227,243   4,917,539
*   Harvard Apparatus Regenerative Technology, Inc....  33,977      38,734
#*  Harvard Bioscience, Inc........................... 189,936     928,787
*   Health Net, Inc................................... 483,608  32,334,031
#   HealthSouth Corp..................................  80,776   3,691,463
*   HealthStream, Inc................................. 131,317   3,684,755
#*  Healthways, Inc................................... 281,023   3,557,751
    Hill-Rom Holdings, Inc............................ 453,445  25,406,523
#*  HMS Holdings Corp................................. 634,526   7,309,740
*   Hooper Holmes, Inc................................  93,472      15,479
*   Icad, Inc.........................................   2,743       9,381
*   ICU Medical, Inc.................................. 131,644  13,153,868
#*  Idera Pharmaceuticals, Inc........................ 146,982     526,196
#*  Impax Laboratories, Inc........................... 561,058  27,188,871
#*  Infinity Pharmaceuticals, Inc..................... 123,598   1,080,247
#*  InfuSystems Holdings, Inc.........................  14,909      46,814
#*  Insys Therapeutics, Inc........................... 305,070  13,703,744
*   Integra LifeSciences Holdings Corp................ 267,585  17,160,226
    Invacare Corp..................................... 244,376   4,166,611
*   IPC Healthcare, Inc............................... 139,356   7,727,290
*   Iridex Corp.......................................  50,265     359,897
*   Juniper Pharmaceuticals, Inc......................   7,412      75,602
    Kewaunee Scientific Corp..........................  10,935     184,802
    Kindred Healthcare, Inc........................... 666,802  13,756,125
#*  La Jolla Pharmaceutical Co........................   2,659      80,834
#   Landauer, Inc.....................................  45,158   1,602,206
#*  Lannett Co., Inc.................................. 301,407  17,963,857
    LeMaitre Vascular, Inc............................ 103,438   1,472,957
*   LHC Group, Inc.................................... 123,458   4,974,123
*   LifePoint Hospitals, Inc.......................... 237,939  19,715,626
#*  Ligand Pharmaceuticals, Inc. Class B.............. 165,153  17,879,464
#*  Lipocine, Inc.....................................  25,448     314,537
#*  Luminex Corp...................................... 202,474   3,488,627

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
*           Magellan Health, Inc......................... 209,090 $12,668,763
*           Masimo Corp.................................. 432,619  18,031,560
#*          Mast Therapeutics, Inc.......................  76,900      33,836
#*          MedAssets, Inc............................... 478,929  11,159,046
(degrees)*  MedCath Corp.................................  65,962          --
#*          Medicines Co. (The).......................... 530,158  16,641,660
#*          MediciNova, Inc..............................  25,896      96,333
*           Merge Healthcare, Inc........................ 699,548   3,840,519
#           Meridian Bioscience, Inc..................... 314,828   5,695,239
*           Merit Medical Systems, Inc................... 348,688   8,912,465
*           MGC Diagnostics Corp.........................     215       1,161
#*          MiMedx Group, Inc............................   3,062      32,855
*           Misonix, Inc.................................  86,409     803,604
#*          Molina Healthcare, Inc....................... 388,362  29,294,146
*           Momenta Pharmaceuticals, Inc................. 301,890   6,563,089
#*          Myriad Genetics, Inc......................... 500,098  17,063,344
#           National Healthcare Corp.....................  42,512   2,686,758
#           National Research Corp. Class A..............  88,416   1,308,557
#           National Research Corp. Class B..............  14,736     512,960
#*          Natus Medical, Inc........................... 275,993  12,463,844
#*          Nektar Therapeutics..........................  61,476     775,212
#*          Neogen Corp.................................. 208,570  12,136,688
*           NeoGenomics, Inc.............................   7,000      42,770
#*          NewLink Genetics Corp........................  13,286     692,865
*           NuVasive, Inc................................ 406,061  22,337,416
#*          Ocera Therapeutics, Inc......................   9,700      38,024
*           Omnicell, Inc................................ 294,511  10,755,542
#*          OncoGenex Pharmaceuticals, Inc...............  11,746      40,524
#*          Onconova Therapeutics, Inc...................   3,000       6,300
#*          OraSure Technologies, Inc.................... 102,398     505,846
*           Orthofix International NV.................... 149,920   5,001,331
#           Owens & Minor, Inc........................... 512,634  18,024,211
*           Pain Therapeutics, Inc....................... 198,265     374,721
#*          PAREXEL International Corp................... 383,828  26,468,779
#*          PDI, Inc..................................... 127,587     271,760
#           PDL BioPharma, Inc........................... 694,501   4,041,996
#*          Pernix Therapeutics Holdings, Inc............  65,748     327,425
*           PharMerica Corp.............................. 249,962   8,541,202
#           Phibro Animal Health Corp. Class A...........  29,930   1,175,650
#*          PhotoMedex, Inc..............................  12,548      13,928
#*          Pozen, Inc................................... 233,333   2,706,663
*           Prestige Brands Holdings, Inc................ 423,278  20,156,498
#*          Progenics Pharmaceuticals, Inc............... 149,791   1,297,190
#*          ProPhase Labs, Inc...........................  15,982      24,133
#*          Providence Service Corp. (The)............... 126,969   5,975,161
#*          pSivida Corp.................................  15,373      62,414
            Psychemedics Corp............................   6,901      82,881
#           Quality Systems, Inc......................... 483,676   6,166,869
#*          Quidel Corp.................................. 166,874   3,455,961
#*          RadNet, Inc.................................. 342,486   2,291,231
*           Receptos, Inc................................  36,766   8,377,501
#*          Repligen Corp................................ 240,109   8,406,216
*           Rigel Pharmaceuticals, Inc................... 443,636   1,322,035

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Health Care -- (Continued)
*   RTI Surgical, Inc.................................   452,822 $    3,296,544
#*  Sagent Pharmaceuticals, Inc.......................   238,483      5,861,912
*   SciClone Pharmaceuticals, Inc.....................   404,481      3,684,822
#*  SeaSpine Holdings Corp............................    89,195      1,398,578
    Select Medical Holdings Corp...................... 1,096,648     15,824,631
    Simulations Plus, Inc.............................    35,178        227,250
    Span-America Medical Systems, Inc.................    12,193        215,572
#*  Special Diversified Opportunities, Inc............     1,950          2,106
#*  Spectrum Pharmaceuticals, Inc.....................   280,684      1,940,930
#*  Stereotaxis, Inc..................................     3,330          4,795
#   STERIS Corp.......................................    29,639      2,048,944
#*  Sucampo Pharmaceuticals, Inc. Class A.............   333,347      7,263,631
*   Supernus Pharmaceuticals, Inc.....................   323,662      6,864,871
*   Surgical Care Affiliates, Inc.....................    73,599      2,798,234
#*  SurModics, Inc....................................   105,080      2,468,329
*   Symmetry Surgical, Inc............................    61,140        509,296
#*  Targacept, Inc....................................    45,419        111,731
*   Thoratec Corp.....................................   440,350     27,869,751
#*  Tonix Pharmaceuticals Holding Corp................    29,344        247,370
*   Tornier NV........................................   208,257      5,183,517
#*  TransEnterix, Inc.................................     5,765         18,852
#*  Triple-S Management Corp. Class B.................   185,537      4,003,888
*   Universal American Corp...........................   532,937      4,940,326
    US Physical Therapy, Inc..........................    98,337      5,198,094
    Utah Medical Products, Inc........................    17,665        965,746
*   Vascular Solutions, Inc...........................   140,296      5,223,220
*   VCA, Inc..........................................   243,047     14,954,682
#*  Verastem, Inc.....................................    19,273        140,693
*   Vical, Inc........................................    12,783          8,232
*   Vocera Communications, Inc........................     9,154        113,510
*   WellCare Health Plans, Inc........................   154,615     12,492,892
#   West Pharmaceutical Services, Inc.................   219,077     13,116,140
#*  Wright Medical Group, Inc.........................   146,419      3,783,467
                                                                 --------------
Total Health Care.....................................            1,142,086,389
                                                                 --------------
Industrials -- (14.2%)
#   AAON, Inc.........................................   417,376      9,261,573
#   AAR Corp..........................................   254,809      6,867,103
    ABM Industries, Inc...............................   407,145     13,419,499
#   Acacia Research Corp..............................   215,375      2,026,679
*   ACCO Brands Corp..................................   657,877      5,381,434
*   Accuride Corp.....................................   208,834        849,954
    Acme United Corp..................................     7,500        136,725
*   Active Power, Inc.................................    77,492        153,434
    Actuant Corp. Class A.............................   462,530     10,665,942
#*  Adept Technology, Inc.............................    63,689        456,013
#*  Advisory Board Co. (The)..........................   331,430     19,852,657
*   Aegion Corp.......................................   280,170      5,538,961
*   AeroCentury Corp..................................     2,989         24,121
#*  Aerojet Rocketdyne Holdings, Inc..................   420,895      9,853,152
*   Aerovironment, Inc................................   175,084      4,562,689
*   Air Transport Services Group, Inc.................   368,349      3,812,412
    Aircastle, Ltd....................................   212,395      5,112,348

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   Alamo Group, Inc..................................  65,015 $ 3,415,888
#   Albany International Corp. Class A................ 219,173   8,157,619
    Allegiant Travel Co............................... 139,363  29,646,691
    Allied Motion Technologies, Inc...................  73,601   1,555,925
*   Alpha PRO Tech, Ltd...............................   7,903      17,229
#   Altra Industrial Motion Corp...................... 203,168   5,160,467
    AMERCO............................................  72,702  26,126,918
#*  Ameresco, Inc. Class A............................  90,313     623,160
#   American Railcar Industries, Inc.................. 112,622   4,499,249
#   American Science & Engineering, Inc...............  54,754   2,446,956
#*  American Superconductor Corp......................   5,712      28,560
#*  American Woodmark Corp............................ 132,285   8,699,062
*   AMREP Corp........................................   8,340      42,951
    Apogee Enterprises, Inc........................... 235,658  13,003,608
    Applied Industrial Technologies, Inc.............. 322,851  12,471,734
*   ARC Document Solutions, Inc....................... 349,727   2,416,614
    ArcBest Corp...................................... 180,250   5,957,263
    Argan, Inc........................................ 117,595   4,572,094
*   Armstrong World Industries, Inc................... 449,086  26,271,531
#*  Arotech Corp......................................  82,319     190,157
    Art's-Way Manufacturing Co., Inc..................     400       1,820
    Astec Industries, Inc............................. 146,851   5,772,713
*   Astronics Corp.................................... 137,833   8,545,646
#*  Astronics Corp. Class B...........................  33,777   2,096,876
*   Atlas Air Worldwide Holdings, Inc................. 168,143   8,264,228
*   Avalon Holdings Corp. Class A.....................  41,336      83,085
*   Avis Budget Group, Inc............................  39,521   1,716,397
    AZZ, Inc.......................................... 206,082  10,664,744
*   Babcock & Wilcox Enterprises, Inc.................  29,777     587,202
    Barnes Group, Inc................................. 398,114  15,498,578
    Barrett Business Services, Inc....................  40,383   1,671,856
*   Beacon Roofing Supply, Inc........................ 382,432  13,385,120
*   Blount International, Inc......................... 397,129   3,319,998
#*  BlueLinx Holdings, Inc............................ 119,501     113,526
#   Brady Corp. Class A............................... 370,941   8,724,532
*   Breeze-Eastern Corp...............................  41,547     511,028
#   Briggs & Stratton Corp............................ 316,922   5,856,719
#   Brink's Co. (The)................................. 395,142  12,340,285
*   Builders FirstSource, Inc......................... 442,165   6,650,162
    BWX Technologies, Inc............................. 202,123   4,964,141
*   CAI International, Inc............................ 121,451   1,707,601
#*  Casella Waste Systems, Inc. Class A............... 444,626   2,823,375
#*  CBIZ, Inc......................................... 359,642   3,524,492
    CDI Corp..........................................  96,199   1,164,970
    CEB, Inc.......................................... 271,799  20,798,060
#   Ceco Environmental Corp........................... 110,262     992,358
    Celadon Group, Inc................................ 182,562   3,961,595
#*  Cenveo, Inc.......................................  24,095      42,166
*   Chart Industries, Inc............................. 166,952   4,557,790
    Chicago Rivet & Machine Co........................   4,623     120,290
    CIRCOR International, Inc......................... 122,678   5,867,689
    Civeo Corp........................................ 133,947     286,647
#   CLARCOR, Inc...................................... 216,821  13,046,120

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*          Clean Harbors, Inc...........................    44,222 $ 2,189,873
            Columbus McKinnon Corp.......................   131,384   3,082,269
            Comfort Systems USA, Inc.....................   306,530   8,472,489
*           Commercial Vehicle Group, Inc................   192,799   1,139,442
            Compx International, Inc.....................     9,814     115,609
#           Con-way, Inc.................................   406,320  15,761,153
            Conrad Industries, Inc.......................     6,600     197,670
*           Continental Building Products, Inc...........   120,534   2,560,142
*           Continental Materials Corp...................       397       5,945
            Covanta Holding Corp......................... 1,054,703  20,819,837
*           Covenant Transportation Group, Inc. Class A..   158,051   3,731,584
#*          CPI Aerostructures, Inc......................    28,946     260,514
*           CRA International, Inc.......................    38,940     908,860
(degrees)*  CTPartners Executive Search, Inc.............    33,802       7,436
            Cubic Corp...................................   174,603   7,747,135
            Curtiss-Wright Corp..........................   252,874  17,036,121
            Deluxe Corp..................................   395,498  25,481,936
#*          DigitalGlobe, Inc............................   505,894  10,714,835
            Douglas Dynamics, Inc........................   180,653   3,707,000
*           Ducommun, Inc................................    80,585   1,930,011
*           DXP Enterprises, Inc.........................   100,232   3,678,514
#*          Dycom Industries, Inc........................   276,859  18,289,306
            Dynamic Materials Corp.......................    65,489     738,716
            Eastern Co. (The)............................    20,021     347,965
*           Echo Global Logistics, Inc...................   234,930   7,588,239
            Ecology and Environment, Inc. Class A........    10,494     118,687
            EMCOR Group, Inc.............................   432,543  20,688,532
            Encore Wire Corp.............................   137,170   4,709,046
#*          Energy Recovery, Inc.........................   163,092     428,932
            EnerSys......................................   352,392  22,006,880
            Engility Holdings, Inc.......................    73,184   1,603,461
            Ennis, Inc...................................   135,235   2,269,243
            EnPro Industries, Inc........................   193,949   9,829,335
*           Environmental Tectonics Corp.................     7,400       9,250
            EnviroStar, Inc..............................     7,443      40,341
#*          Erickson, Inc................................       953       3,393
            ESCO Technologies, Inc.......................   168,854   6,428,272
            Espey Manufacturing & Electronics Corp.......    13,081     350,309
            Essendant, Inc...............................   281,386  10,360,633
#*          Esterline Technologies Corp..................   172,027  15,251,914
#           Exponent, Inc................................   203,186   9,039,745
            Federal Signal Corp..........................   690,650  10,332,124
            Forward Air Corp.............................   248,253  12,052,683
*           Franklin Covey Co............................   127,459   2,410,250
#           Franklin Electric Co., Inc...................   327,060   9,438,952
            FreightCar America, Inc......................    91,708   1,766,296
#*          FTI Consulting, Inc..........................   307,650  12,589,038
#*          Fuel Tech, Inc...............................   144,356     262,728
*           Furmanite Corp...............................   242,937   1,583,949
            G&K Services, Inc. Class A...................   162,379  10,645,567
#           GATX Corp....................................   256,456  13,602,426
#*          Genco Shipping & Trading, Ltd................    27,457     199,614
*           Gencor Industries, Inc.......................     5,287      50,702

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#*  Generac Holdings, Inc.............................   317,598 $11,138,162
#   General Cable Corp................................   397,732   6,490,986
*   Gibraltar Industries, Inc.........................   191,690   3,668,947
    Global Brass & Copper Holdings, Inc...............    84,994   1,432,149
    Global Power Equipment Group, Inc.................    55,129     372,121
#*  Goldfield Corp. (The).............................    82,499     115,499
#   Gorman-Rupp Co. (The).............................   148,789   3,814,950
*   GP Strategies Corp................................   139,128   3,991,582
*   GrafTech International, Ltd.......................   399,024   2,007,091
    Graham Corp.......................................    59,652   1,126,230
    Granite Construction, Inc.........................   307,008  10,444,412
*   Great Lakes Dredge & Dock Corp....................   431,761   2,189,028
#   Greenbrier Cos., Inc. (The).......................   202,819   9,278,969
#   Griffon Corp......................................   268,088   4,621,837
    H&E Equipment Services, Inc.......................   249,473   4,475,546
    Hardinge, Inc.....................................    63,904     543,184
#   Harsco Corp.......................................   639,564   8,787,609
#*  Hawaiian Holdings, Inc............................   433,447   9,414,469
#*  HC2 Holdings, Inc.................................    18,211     142,046
#   Healthcare Services Group, Inc....................   335,472  11,711,328
#   Heartland Express, Inc............................   708,956  15,122,032
#   HEICO Corp........................................   142,122   7,792,549
#   HEICO Corp. Class A...............................   150,943   6,846,775
    Heidrick & Struggles International, Inc...........   136,644   2,988,404
*   Heritage-Crystal Clean, Inc.......................    11,498     147,749
    Herman Miller, Inc................................   256,677   7,197,223
*   Hill International, Inc...........................   194,332     928,907
    Hillenbrand, Inc..................................   502,677  14,255,920
#   HNI Corp..........................................   355,252  17,616,947
#   Houston Wire & Cable Co...........................   132,753   1,226,638
*   Hub Group, Inc. Class A...........................   308,531  12,998,411
*   Hudson Global, Inc................................   123,326     268,851
#*  Hudson Technologies, Inc..........................     7,041      23,939
    Hurco Cos., Inc...................................    38,128   1,193,406
*   Huron Consulting Group, Inc.......................   188,522  14,416,277
*   Huttig Building Products, Inc.....................   100,706     329,309
    Hyster-Yale Materials Handling, Inc...............    95,420   6,457,071
*   ICF International, Inc............................   114,877   4,211,391
#*  InnerWorkings, Inc................................   160,889   1,206,668
#*  Innovative Solutions & Support, Inc...............    46,017     137,131
    Insperity, Inc....................................   212,021  10,660,416
    Insteel Industries, Inc...........................   128,367   2,097,517
*   Integrated Electrical Services, Inc...............    37,023     248,424
*   Intelligent Systems Corp..........................    32,937      96,505
    Interface, Inc....................................   547,966  14,230,677
#   International Shipholding Corp....................    18,655      93,462
#*  Intersections, Inc................................    93,658     208,857
#*  JetBlue Airways Corp.............................. 2,037,947  46,832,022
    John Bean Technologies Corp.......................   225,092   8,204,603
    Kadant, Inc.......................................    37,897   1,727,724
#   Kaman Corp........................................   180,016   7,105,232
    KBR, Inc..........................................   207,082   3,617,723
    Kelly Services, Inc. Class A......................   237,989   3,555,556

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
    Kelly Services, Inc. Class B......................       350 $     5,262
#   Kennametal, Inc...................................   212,334   6,728,864
*   Key Technology, Inc...............................    20,756     259,658
#*  KEYW Holding Corp. (The)..........................    16,970     137,966
    Kforce, Inc.......................................   240,377   5,617,611
    Kimball International, Inc. Class B...............   203,234   2,300,609
*   KLX, Inc..........................................    17,800     699,184
#   Knight Transportation, Inc........................   664,725  17,974,164
    Knoll, Inc........................................   408,691   9,890,322
    Korn/Ferry International..........................   415,542  13,912,346
#*  Kratos Defense & Security Solutions, Inc..........   401,978   2,194,800
    Landstar System, Inc..............................   360,808  25,989,000
*   Lawson Products, Inc..............................    35,060     959,242
#*  Layne Christensen Co..............................   106,626     884,996
    LB Foster Co. Class A.............................    61,015   1,790,790
#   Lindsay Corp......................................    78,444   6,579,098
#*  LMI Aerospace, Inc................................    93,709     946,461
    LS Starrett Co. (The) Class A.....................    31,156     521,863
    LSI Industries, Inc...............................   113,313   1,128,597
*   Lydall, Inc.......................................    81,716   2,427,782
*   Magnetek, Inc.....................................    38,959   1,935,873
#*  Manitex International, Inc........................     8,718      55,098
#   Manitowoc Co., Inc. (The)......................... 1,087,385  19,214,093
    Marten Transport, Ltd.............................   225,431   4,371,107
#*  MasTec, Inc.......................................   537,903   9,913,552
*   Mastech Holdings, Inc.............................     2,673      21,758
    Matson, Inc.......................................   351,951  14,577,810
    Matthews International Corp. Class A..............   238,785  12,858,572
#   McGrath RentCorp..................................   127,943   3,244,634
*   Meritor, Inc......................................   819,929  11,544,600
*   Mfri, Inc.........................................    39,691     223,063
    Miller Industries, Inc............................    72,894   1,276,374
*   Mistras Group, Inc................................   164,260   2,955,037
#   Mobile Mini, Inc..................................   362,846  13,472,472
*   Moog, Inc. Class A................................   278,610  18,627,865
*   Moog, Inc. Class B................................    10,012     666,249
#*  MRC Global, Inc...................................   150,301   1,931,368
    MSA Safety, Inc...................................   297,423  15,361,898
    Mueller Industries, Inc...........................   445,113  14,408,308
    Mueller Water Products, Inc. Class A.............. 1,311,258  11,709,534
    Multi-Color Corp..................................   132,673   8,472,498
*   MYR Group, Inc....................................   161,062   4,838,302
#   National Presto Industries, Inc...................    27,933   2,211,176
*   Navigant Consulting, Inc..........................   354,978   5,580,254
*   NCI Building Systems, Inc.........................    57,161     740,235
*   NL Industries, Inc................................   150,263   1,011,270
#   NN, Inc...........................................   179,395   4,095,588
#*  Nortek, Inc.......................................    18,894   1,541,561
#*  Northwest Pipe Co.................................    60,707   1,095,761
*   NV5 Holdings, Inc.................................    24,059     581,987
#   Omega Flex, Inc...................................    25,792     836,950
*   On Assignment, Inc................................   428,289  16,412,035
*   Orbit International Corp..........................     1,977       5,911

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   Orion Energy Systems, Inc.........................  91,635 $   197,015
*   Orion Marine Group, Inc........................... 116,772     845,429
#*  PAM Transportation Services, Inc..................  36,941   1,943,097
    Park-Ohio Holdings Corp...........................  79,269   3,559,971
*   Patrick Industries, Inc........................... 126,137   4,545,977
#*  Patriot Transportation Holding, Inc...............  12,982     303,519
*   Pendrell Corp..................................... 152,011     209,775
#*  Performant Financial Corp......................... 273,626     856,449
*   PGT, Inc.......................................... 384,348   6,176,472
#*  Plug Power, Inc...................................  66,963     173,434
#*  Ply Gem Holdings, Inc............................. 115,708   1,671,981
#*  PMFG, Inc.........................................  38,259     235,293
#*  Polypore International, Inc....................... 290,096  17,440,572
    Powell Industries, Inc............................  68,632   2,047,979
#*  Power Solutions International, Inc................   3,235     134,188
*   PowerSecure International, Inc.................... 182,348   2,760,749
#   Preformed Line Products Co........................  22,931     790,202
#   Primoris Services Corp............................ 346,760   6,293,694
#*  Proto Labs, Inc................................... 199,439  15,031,717
    Providence and Worcester Railroad Co..............   5,591      95,047
    Quad/Graphics, Inc................................  63,556   1,045,496
*   Quality Distribution, Inc......................... 193,097   3,072,173
    Quanex Building Products Corp..................... 275,008   5,522,161
*   Radiant Logistics, Inc............................ 129,184     820,318
#   Raven Industries, Inc............................. 264,365   5,136,612
*   RBC Bearings, Inc................................. 182,428  12,359,497
    RCM Technologies, Inc............................. 146,273     740,141
    Regal Beloit Corp.................................   1,993     138,374
*   Republic Airways Holdings, Inc.................... 282,118   1,421,875
    Resources Connection, Inc......................... 294,230   4,657,661
*   Rexnord Corp...................................... 782,755  16,594,406
#*  Roadrunner Transportation Systems, Inc............ 226,750   5,936,315
*   RPX Corp.......................................... 350,495   5,425,663
#   RR Donnelley & Sons Co............................ 457,625   8,031,319
#*  Rush Enterprises, Inc. Class A.................... 201,562   5,137,815
*   Rush Enterprises, Inc. Class B....................  37,831     876,923
#*  Saia, Inc......................................... 187,417   8,137,646
    Servotronics, Inc.................................   1,500       9,188
    SIFCO Industries, Inc.............................  18,366     252,349
    Simpson Manufacturing Co., Inc.................... 389,958  13,968,296
#   SkyWest, Inc...................................... 258,305   4,277,531
*   SL Industries, Inc................................  23,596     923,783
    SmartPros, Ltd....................................  10,300      20,394
*   SP Plus Corp......................................  94,968   2,483,413
*   Sparton Corp......................................  56,033   1,336,947
    Standex International Corp........................ 102,716   7,687,265
    Steelcase, Inc. Class A........................... 725,975  12,958,654
#*  Sterling Construction Co., Inc....................  77,349     362,767
#*  Stock Building Supply Holdings, Inc...............  30,918     599,191
#   Sun Hydraulics Corp............................... 193,890   6,867,584
    Supreme Industries, Inc. Class A.................. 113,237     933,073
*   Swift Transportation Co........................... 168,254   4,007,810
#   TAL International Group, Inc...................... 237,583   4,704,143

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#*  Taser International, Inc.......................... 388,100 $10,564,082
*   Team, Inc......................................... 150,128   6,515,555
#*  Tecumseh Products Co..............................  51,718     101,367
*   Tel-Instrument Electronics Corp...................   8,400      41,832
#*  Teledyne Technologies, Inc........................  12,328   1,278,044
    Tennant Co........................................ 145,275   8,688,898
#   Terex Corp........................................ 101,183   2,242,215
    Tetra Tech, Inc................................... 455,161  12,125,489
#   Textainer Group Holdings, Ltd..................... 237,793   5,388,389
*   Thermon Group Holdings, Inc....................... 175,404   4,232,499
#   Titan International, Inc.......................... 346,121   3,232,770
#*  Titan Machinery, Inc..............................  99,135   1,392,847
    Toro Co. (The).................................... 138,327   9,451,884
*   Transcat, Inc.....................................   5,600      52,864
*   TRC Cos., Inc..................................... 355,360   3,411,456
#*  Trex Co., Inc..................................... 260,647  11,825,554
*   Trimas Corp....................................... 338,417   7,952,800
*   TriNet Group, Inc.................................  57,819   1,554,175
#   Triumph Group, Inc................................  66,159   3,562,662
*   TrueBlue, Inc..................................... 330,718   8,519,296
*   Tutor Perini Corp................................. 333,598   6,982,206
    Twin Disc, Inc....................................  61,648     992,533
*   Ultralife Corp....................................  60,836     247,603
    UniFirst Corp..................................... 122,468  13,571,904
#   Universal Forest Products, Inc.................... 120,399   7,645,337
    Universal Truckload Services, Inc.................  69,511   1,468,767
#   US Ecology, Inc................................... 174,218   7,994,864
*   USA Truck, Inc....................................  74,924   1,465,513
#*  UTi Worldwide, Inc................................ 838,611   7,044,332
#   Valmont Industries, Inc...........................  32,595   3,625,542
*   Vectrus, Inc......................................  43,363   1,006,022
#*  Veritiv Corp......................................   6,511     242,600
*   Versar, Inc.......................................  61,480     209,647
    Viad Corp......................................... 135,892   3,896,024
#*  Vicor Corp........................................ 107,188   1,115,827
*   Virco Manufacturing Corp..........................  30,131      78,039
#*  Volt Information Sciences, Inc.................... 138,117   1,330,067
    VSE Corp..........................................  20,364     965,254
#*  Wabash National Corp.............................. 552,483   7,591,116
    Watsco, Inc. Class B..............................  12,022   1,544,406
    Watts Water Technologies, Inc. Class A............ 219,042  12,148,069
#   Werner Enterprises, Inc........................... 586,624  16,566,262
#*  Wesco Aircraft Holdings, Inc...................... 301,080   4,332,541
#*  WESCO International, Inc..........................  22,574   1,385,141
    West Corp......................................... 347,266  10,018,624
*   Willdan Group, Inc................................  63,064     650,820
*   Willis Lease Finance Corp.........................  26,350     439,518
#   Woodward, Inc..................................... 134,902   6,658,763
    WSI Industries, Inc...............................   1,900      11,362
*   Xerium Technologies, Inc..........................  39,351     667,786
#*  XPO Logistics, Inc................................ 174,477   7,563,578

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#*          YRC Worldwide, Inc........................    53,447 $    1,031,527
                                                                 --------------
Total Industrials.....................................            1,818,462,568
                                                                 --------------
Information Technology -- (14.4%)
#*          ACI Worldwide, Inc........................   949,700     22,479,399
*           Actua Corp................................   245,086      3,610,117
*           Acxiom Corp...............................   560,806     10,044,035
*           ADDvantage Technologies Group, Inc........     6,085         13,752
            ADTRAN, Inc...............................   413,261      6,818,806
*           Advanced Energy Industries, Inc...........   340,083      8,906,774
*           Aehr Test Systems.........................    11,205         25,099
#*          Agilysys, Inc.............................   196,530      1,664,609
            Alliance Fiber Optic Products, Inc........    84,680      1,699,528
*           Alpha & Omega Semiconductor, Ltd..........    40,359        316,818
#           American Software, Inc. Class A...........   169,587      1,563,592
*           Amkor Technology, Inc..................... 1,340,129      5,909,969
#*          Amtech Systems, Inc.......................    61,979        409,681
#*          ANADIGICS, Inc............................   265,907        167,521
#*          Angie's List, Inc.........................    43,883        219,415
*           Anixter International, Inc................   195,598     12,950,544
            Astro-Med, Inc............................    30,318        419,298
            Atmel Corp................................   234,760      1,943,813
*           Autobytel, Inc............................   118,054      1,810,948
*           AVG Technologies NV.......................   429,564     12,345,669
*           Aviat Networks, Inc.......................   234,019        266,782
*           Avid Technology, Inc......................   266,030      3,261,528
#           AVX Corp..................................   166,564      2,243,617
*           Aware, Inc................................    95,329        316,492
*           Axcelis Technologies, Inc.................   846,058      2,495,871
*           AXT, Inc..................................   265,330        623,526
#           Badger Meter, Inc.........................   115,416      6,788,769
#*          Bankrate, Inc.............................   358,792      3,272,183
*           Barracuda Networks, Inc...................   119,890      3,289,782
#*          Bazaarvoice, Inc..........................    87,690        494,572
            Bel Fuse, Inc. Class A....................     8,954        172,365
            Bel Fuse, Inc. Class B....................    47,048      1,038,820
            Belden, Inc...............................   275,451     16,314,963
*           Benchmark Electronics, Inc................   241,894      5,336,182
            Black Box Corp............................    86,422      1,353,369
#           Blackbaud, Inc............................   376,818     23,046,189
*           Blackhawk Network Holdings, Inc...........   385,079     17,686,678
*           Blucora, Inc..............................   289,054      4,095,895
(degrees)*  Bogen Corp................................    11,900             --
*           Bottomline Technologies de, Inc...........   209,320      5,747,927
*           BroadSoft, Inc............................    17,072        596,154
#*          BroadVision, Inc..........................    18,154        100,029
            Brooks Automation, Inc....................   518,585      5,471,072
*           Bsquare Corp..............................    81,814        526,882
*           Cabot Microelectronics Corp...............   199,624      9,050,952
*           CACI International, Inc. Class A..........   189,576     15,569,877
#*          CalAmp Corp...............................   423,454      7,245,298
#*          Calix, Inc................................   396,194      3,339,915
*           Carbonite, Inc............................    31,425        375,215

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#*  Cardtronics, Inc..................................   364,603 $13,515,833
*   Cartesian, Inc....................................    42,154     138,687
*   Cascade Microtech, Inc............................   103,564   1,544,139
#   Cass Information Systems, Inc.....................    52,652   2,769,495
*   Ceva, Inc.........................................   161,201   3,019,295
    Checkpoint Systems, Inc...........................   260,350   2,275,459
*   CIBER, Inc........................................   518,960   1,717,758
#*  Ciena Corp........................................   957,808  24,376,214
#*  Cimpress NV.......................................   223,990  14,454,075
*   Cirrus Logic, Inc.................................   516,815  17,060,063
#*  Clearfield, Inc...................................    89,369   1,758,782
    Cognex Corp.......................................   254,139  11,504,873
#*  Coherent, Inc.....................................   191,006  11,068,798
    Cohu, Inc.........................................   177,502   1,759,045
    Communications Systems, Inc.......................    32,263     324,243
*   CommVault Systems, Inc............................   223,573   8,377,280
    Computer Task Group, Inc..........................    89,573     626,115
*   comScore, Inc.....................................    23,535   1,376,798
    Comtech Telecommunications Corp...................   112,763   3,248,702
    Concurrent Computer Corp..........................    47,999     256,795
*   Constant Contact, Inc.............................   212,671   5,495,419
#   Convergys Corp....................................   524,495  13,170,069
*   CoreLogic, Inc....................................   662,683  26,136,218
*   Covisint Corp.....................................   175,089     521,765
#*  Cray, Inc.........................................   298,454   7,741,897
#*  Crexendo, Inc.....................................    23,717      50,992
#   CSG Systems International, Inc....................   266,712   8,294,743
    CSP, Inc..........................................     8,385      57,270
#   CTS Corp..........................................   202,527   3,805,482
#*  CUI Global, Inc...................................    10,370      59,835
#*  CVD Equipment Corp................................    10,329     110,004
*   CyberOptics Corp..................................    28,233     165,728
#   Cypress Semiconductor Corp........................ 1,105,388  12,689,854
    Daktronics, Inc...................................   302,860   3,461,690
*   Data I/O Corp.....................................     7,300      21,170
*   Datalink Corp.....................................   185,045   1,254,605
#*  Datawatch Corp....................................     3,832      18,125
#*  Dealertrack Technologies, Inc.....................   406,154  25,209,979
#*  Demand Media, Inc.................................    28,657     170,509
*   DHI Group, Inc....................................   435,774   3,473,119
#   Diebold, Inc......................................   519,384  17,685,025
*   Digi International, Inc...........................   121,445   1,229,023
#*  Digimarc Corp.....................................    27,972   1,111,607
*   Diodes, Inc.......................................   344,282   7,639,618
*   Dot Hill Systems Corp.............................   687,879   4,347,395
*   DSP Group, Inc....................................   153,163   1,337,113
*   DTS, Inc..........................................   140,788   4,011,050
    EarthLink Holdings Corp...........................   845,512   6,206,058
*   Eastman Kodak Co..................................       400       5,452
#   Ebix, Inc.........................................   168,578   5,224,232
*   Edgewater Technology, Inc.........................    43,768     310,315
    Electro Rent Corp.................................   116,032   1,166,122
    Electro Scientific Industries, Inc................   181,280     833,888

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Electronics for Imaging, Inc......................   380,155 $17,373,083
#*  Ellie Mae, Inc....................................   163,729  12,844,540
#*  eMagin Corp.......................................    63,552     174,132
#*  Emcore Corp.......................................   230,008   1,423,750
*   Endurance International Group Holdings, Inc.......    52,681   1,064,683
#*  EnerNOC, Inc......................................   209,634   1,725,288
*   Entegris, Inc..................................... 1,119,914  16,591,526
*   Envestnet, Inc....................................   191,475   8,671,903
#*  Envivio, Inc......................................     3,100       5,642
*   EPAM Systems, Inc.................................   389,403  28,858,656
    EPIQ Systems, Inc.................................   228,969   3,789,437
*   ePlus, Inc........................................    24,069   1,851,147
*   Euronet Worldwide, Inc............................   422,803  28,962,005
    Evolving Systems, Inc.............................     9,500      80,085
*   Exar Corp.........................................   352,164   2,771,531
*   ExlService Holdings, Inc..........................   263,797  10,227,410
#*  Extreme Networks, Inc.............................   495,993   1,150,704
*   Fabrinet..........................................   182,749   3,391,821
#   Fair Isaac Corp...................................   253,739  23,011,590
*   Fairchild Semiconductor International, Inc........   900,322  13,558,849
*   FalconStor Software, Inc..........................   137,274     192,184
#*  FARO Technologies, Inc............................   139,099   6,105,055
#   FEI Co............................................    41,814   3,594,750
#*  Finisar Corp......................................   841,755  14,654,955
*   FormFactor, Inc...................................   468,444   3,386,850
    Forrester Research, Inc...........................   133,611   4,179,352
*   Frequency Electronics, Inc........................    47,309     527,495
#*  Giga-tronics, Inc.................................     3,942       5,952
#*  GigOptix, Inc.....................................    17,782      41,610
*   Global Cash Access Holdings, Inc..................   523,028   2,641,291
    Globalscape, Inc..................................    27,873      98,670
#*  Glu Mobile, Inc...................................    79,505     466,297
#*  GrubHub, Inc......................................   181,343   5,750,387
#*  GSE Systems, Inc..................................    72,970     116,752
*   GSI Group, Inc....................................   111,894   1,585,538
#*  GSI Technology, Inc...............................    67,635     348,320
*   GTT Communications, Inc...........................   107,090   2,487,701
#*  Guidance Software, Inc............................     1,603      16,142
    Hackett Group, Inc. (The).........................   231,745   2,966,336
*   Harmonic, Inc.....................................   701,380   4,215,294
    Heartland Payment Systems, Inc....................   293,367  18,276,764
*   Higher One Holdings, Inc..........................   132,909     308,349
#*  HomeAway, Inc.....................................    67,102   2,015,744
#*  Hutchinson Technology, Inc........................   216,492     394,015
*   ID Systems, Inc...................................    38,571     215,612
#*  Identiv, Inc......................................    19,447      89,456
*   IEC Electronics Corp..............................    33,539     129,125
*   II-VI, Inc........................................   334,600   5,688,200
*   Image Sensing Systems, Inc........................     3,600      15,696
#*  Imation Corp......................................   183,219     751,198
#*  Immersion Corp....................................    91,211   1,251,415
#*  Infinera Corp.....................................   725,584  17,370,481
*   Innodata, Inc.....................................    91,165     237,941

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#*  Inphi Corp........................................   100,004 $ 2,273,091
*   Insight Enterprises, Inc..........................   280,238   7,563,624
*   Integrated Device Technology, Inc................. 1,192,571  22,790,032
    Integrated Silicon Solution, Inc..................   214,856   4,711,792
*   Intellicheck Mobilisa, Inc........................     2,628       2,273
#   InterDigital, Inc.................................   299,857  16,213,268
*   Internap Corp.....................................   438,441   4,038,042
*   Internet Patents Corp.............................     1,533       4,752
    Intersil Corp. Class A............................ 1,074,457  11,958,706
*   inTEST Corp.......................................    43,077     185,231
#*  Intevac, Inc......................................   138,996     676,911
*   IntraLinks Holdings, Inc..........................   313,107   3,556,896
*   IntriCon Corp.....................................    23,513     166,942
*   Inuvo, Inc........................................    98,328     291,051
#*  iPass, Inc........................................   479,670     522,840
*   Iteris, Inc.......................................    19,424      35,934
#*  Itron, Inc........................................   295,191   9,514,006
*   Ixia..............................................   629,090   8,303,988
    IXYS Corp.........................................   198,488   2,076,184
    j2 Global, Inc....................................   362,759  25,538,234
#*  JDS Uniphase Corp................................. 1,339,977  14,860,345
*   Kemet Corp........................................   229,606     534,982
*   Key Tronic Corp...................................    51,468     515,195
*   Kimball Electronics, Inc..........................   129,872   1,741,584
#*  Knowles Corp......................................   134,448   2,561,233
#*  Kopin Corp........................................   466,367   1,389,774
*   Kulicke & Soffa Industries, Inc...................   591,473   6,157,234
*   KVH Industries, Inc...............................   119,084   1,462,352
*   Lantronix, Inc....................................     2,333       3,243
*   Lattice Semiconductor Corp........................   883,701   4,347,809
    Leidos Holdings, Inc..............................    44,904   1,832,083
    Lexmark International, Inc. Class A...............   517,310  17,583,367
#*  LGL Group, Inc. (The).............................     7,103      31,040
#*  Lightpath Technologies, Inc. Class A..............     1,850       2,923
*   Limelight Networks, Inc...........................   748,860   2,823,202
*   Lionbridge Technologies, Inc......................   509,615   2,996,536
*   Liquidity Services, Inc...........................    21,455     192,666
    Littelfuse, Inc...................................   183,450  16,877,400
*   LoJack Corp.......................................    88,416     310,340
#*  Luna Innovations, Inc.............................     6,456       7,554
#*  M/A-COM Technology Solutions Holdings, Inc........   253,092   8,531,731
#*  Magnachip Semiconductor Corp......................   150,764   1,290,540
*   Manhattan Associates, Inc.........................   537,725  34,855,334
#   ManTech International Corp. Class A...............   185,622   5,533,392
    Marchex, Inc. Class B.............................   117,063     538,490
#*  Marin Software, Inc...............................     7,200      40,248
#*  Mattersight Corp..................................    26,897     176,175
#*  Mattson Technology, Inc...........................   428,552   1,225,659
    MAXIMUS, Inc......................................   401,549  27,389,657
*   MaxLinear, Inc. Class A...........................   131,348   1,429,066
#*  Maxwell Technologies, Inc.........................   203,275     933,032
#*  MeetMe, Inc.......................................    16,285      30,616
    Mentor Graphics Corp..............................   974,170  25,416,095

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Mercury Systems, Inc..............................   251,114 $ 3,538,196
#   Mesa Laboratories, Inc............................    23,606   2,444,165
    Methode Electronics, Inc..........................   310,499   8,330,688
#   Micrel, Inc.......................................   444,418   6,199,631
*   Microsemi Corp....................................   714,205  23,525,913
*   MicroStrategy, Inc. Class A.......................     4,252     866,770
    MKS Instruments, Inc..............................   423,648  15,039,504
    MOCON, Inc........................................    23,794     375,469
#*  ModusLink Global Solutions, Inc...................   300,390     976,268
#*  MoneyGram International, Inc......................    66,796     681,319
    Monolithic Power Systems, Inc.....................   202,516  10,472,102
#   Monotype Imaging Holdings, Inc....................   308,968   7,702,572
#*  Monster Worldwide, Inc............................   738,283   5,204,895
#*  MoSys, Inc........................................   167,152     232,341
#*  MRV Communications, Inc...........................    34,710     416,173
    MTS Systems Corp..................................   118,602   7,662,875
*   Multi-Fineline Electronix, Inc....................   150,877   2,694,663
#*  Nanometrics, Inc..................................   186,035   2,544,959
*   NAPCO Security Technologies, Inc..................   110,826     651,657
    NCI, Inc. Class A.................................    40,027     450,304
*   NeoPhotonics Corp.................................    49,636     439,775
*   NETGEAR, Inc......................................   242,192   8,111,010
*   Netscout Systems, Inc.............................   291,099  11,609,028
*   Newport Corp......................................   314,433   4,980,619
#   NIC, Inc..........................................   508,918   9,180,881
*   Novatel Wireless, Inc.............................   157,129     388,109
#*  Numerex Corp. Class A.............................    47,759     404,041
    NVE Corp..........................................     1,000      59,700
#*  Oclaro, Inc.......................................   263,176     605,305
*   OmniVision Technologies, Inc......................   365,126   8,916,377
*   Omtool, Ltd.......................................     3,470       6,940
#*  Onvia, Inc........................................     2,306       9,731
    Optical Cable Corp................................    26,264      87,722
*   OSI Systems, Inc..................................   158,101  11,095,528
*   PAR Technology Corp...............................    56,394     253,209
    Park Electrochemical Corp.........................   113,923   2,011,880
*   Paycom Software, Inc..............................   114,382   3,660,224
    PC Connection, Inc................................    50,404   1,118,465
    PC-Tel, Inc.......................................    58,100     409,605
*   PCM, Inc..........................................    42,066     423,605
*   PDF Solutions, Inc................................   234,005   3,278,410
    Pegasystems, Inc..................................   450,853  12,213,608
    Perceptron, Inc...................................    72,504     635,860
*   Perficient, Inc...................................   273,119   4,432,721
    Pericom Semiconductor Corp........................   115,225   1,379,243
*   Pfsweb, Inc.......................................    34,222     431,882
*   Photronics, Inc...................................   450,159   3,713,812
*   Planar Systems, Inc...............................   280,770   1,168,003
*   Planet Payment, Inc...............................    23,598      60,175
    Plantronics, Inc..................................   323,821  18,807,524
*   Plexus Corp.......................................   252,567   9,632,905
*   PMC-Sierra, Inc................................... 1,618,403  11,021,324
*   Polycom, Inc...................................... 1,074,693  12,230,006

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    Power Integrations, Inc........................... 236,174 $ 9,154,104
*   PRGX Global, Inc.................................. 142,573     595,955
*   Progress Software Corp............................ 401,910  11,928,689
    QAD, Inc. Class A.................................  97,086   2,591,225
    QAD, Inc. Class B.................................  15,510     332,379
*   QLogic Corp....................................... 722,778   6,411,041
*   Qorvo, Inc........................................ 162,048   9,390,682
*   Qualstar Corp.....................................  25,800      26,316
#*  Quantum Corp...................................... 327,237     346,871
*   QuinStreet, Inc................................... 141,885     825,771
*   Qumu Corp.........................................  38,807     209,558
*   Radisys Corp...................................... 159,444     456,010
#*  Rambus, Inc....................................... 939,332  12,295,856
#*  RealD, Inc........................................  63,105     791,968
*   RealNetworks, Inc................................. 277,131   1,296,973
*   RealPage, Inc.....................................   2,211      42,451
    Reis, Inc.........................................  65,652   1,605,848
#*  Relm Wireless Corp................................  30,643     104,554
*   RetailMeNot, Inc.................................. 101,329   1,535,134
#   RF Industries, Ltd................................  35,415     151,222
    Richardson Electronics, Ltd.......................  60,202     395,527
#*  Rightside Group, Ltd..............................  19,068     136,336
*   Rocket Fuel, Inc..................................   5,395      41,110
*   Rofin-Sinar Technologies, Inc..................... 179,470   4,475,982
*   Rogers Corp....................................... 143,604   8,037,516
#*  Rosetta Stone, Inc................................ 157,920   1,148,078
#*  Rovi Corp......................................... 728,145   8,002,314
#*  Rubicon Technology, Inc...........................  85,425     151,202
#*  Ruckus Wireless, Inc.............................. 240,959   2,971,024
*   Rudolph Technologies, Inc......................... 312,338   3,504,432
*   Sanmina Corp...................................... 661,833  14,606,654
*   ScanSource, Inc................................... 182,657   6,909,914
    Science Applications International Corp........... 374,071  20,080,131
*   SciQuest, Inc.....................................  10,698     127,199
*   Seachange International, Inc...................... 266,695   1,837,529
#*  Selectica, Inc....................................  10,332      44,634
#*  Semtech Corp...................................... 457,994   8,056,114
#*  ServiceSource International, Inc.................. 174,800     926,440
#*  Sevcon, Inc.......................................   7,783      75,962
*   ShoreTel, Inc..................................... 293,014   2,077,469
#*  Shutterstock, Inc................................. 117,475   6,276,689
*   Sigma Designs, Inc................................ 288,725   2,994,078
*   Sigmatron International, Inc......................   2,200      14,168
#*  Silicon Graphics International Corp...............  24,140     123,355
#*  Silicon Laboratories, Inc......................... 350,312  15,760,537
*   SMTC Corp.........................................  18,570      31,198
*   SolarWinds, Inc................................... 119,327   4,759,954
    Solera Holdings, Inc..............................  28,467   1,041,608
*   Sonic Foundry, Inc................................  10,310      63,716
#*  Sonus Networks, Inc............................... 329,504   2,659,097
*   Stamps.com, Inc................................... 125,812   8,630,703
*   StarTek, Inc......................................  50,089     188,335
#*  Super Micro Computer, Inc......................... 385,193  10,273,097

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   support.com, Inc.................................. 289,675 $   350,507
*   Sykes Enterprises, Inc............................ 313,650   7,646,787
#*  Synacor, Inc......................................  14,700      23,961
#*  Synaptics, Inc.................................... 300,164  23,827,018
#*  Synchronoss Technologies, Inc..................... 351,090  16,782,102
#   SYNNEX Corp....................................... 312,895  23,664,249
*   Syntel, Inc.......................................  75,123   3,282,124
#*  Take-Two Interactive Software, Inc................ 688,775  21,751,514
*   Tangoe, Inc.......................................  14,211     156,605
#*  Tech Data Corp.................................... 298,086  17,387,356
*   TechTarget, Inc...................................  92,048     797,136
*   TeleCommunication Systems, Inc. Class A........... 424,734   1,558,774
*   Telenav, Inc...................................... 233,822   1,636,754
    TeleTech Holdings, Inc............................ 335,361   9,098,344
#   Tessco Technologies, Inc..........................  45,705   1,127,542
    Tessera Technologies, Inc......................... 441,037  15,286,342
    TheStreet, Inc.................................... 105,930     199,148
*   TiVo, Inc......................................... 770,655   7,675,724
    Transact Technologies, Inc........................  31,591     232,510
#*  Travelzoo, Inc....................................  45,641     408,031
*   Tremor Video, Inc.................................  18,032      43,818
*   Trio Tech International...........................   3,256       9,768
*   TSR, Inc..........................................   5,056      20,831
#*  TTM Technologies, Inc............................. 536,939   4,902,253
*   Tyler Technologies, Inc...........................  82,488  11,510,376
#   Ubiquiti Networks, Inc............................  44,838   1,444,680
*   Ultra Clean Holdings, Inc......................... 166,810   1,264,420
*   Ultratech, Inc.................................... 195,984   3,120,065
#*  Unisys Corp....................................... 401,451   6,371,027
*   United Online, Inc................................ 116,678   1,621,824
*   Universal Display Corp............................  32,931   1,571,138
*   Universal Security Instruments, Inc...............   1,595       9,570
*   Unwired Planet, Inc............................... 223,988     140,664
#*  USA Technologies, Inc.............................  16,830      56,717
#*  VASCO Data Security International, Inc............ 125,817   2,565,409
#*  Veeco Instruments, Inc............................ 304,396   7,877,768
*   Verint Systems, Inc............................... 344,706  20,068,783
#*  ViaSat, Inc....................................... 382,401  23,708,862
#   Vicon Industries, Inc.............................  14,689      19,830
*   Video Display Corp................................  21,287      21,287
#*  Virtusa Corp...................................... 235,731  11,300,944
#   Vishay Intertechnology, Inc....................... 990,618  11,372,295
*   Vishay Precision Group, Inc.......................  89,987   1,256,219
    Wayside Technology Group, Inc.....................   8,712     169,797
#*  Web.com Group, Inc................................ 423,563  10,542,483
#*  WebMD Health Corp................................. 293,467  12,789,292
*   Westell Technologies, Inc. Class A................ 301,809     368,207
*   Wireless Telecom Group, Inc.......................  64,760     132,758
*   Xcerra Corp....................................... 353,520   2,221,873
*   XO Group, Inc..................................... 157,033   2,328,799
*   Xoom Corp.........................................   3,423      85,062
*   Zebra Technologies Corp. Class A..................  33,773   3,634,988
#*  Zhone Technologies, Inc...........................  49,121      98,242

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   Zix Corp..........................................   419,252 $    2,045,950
#*  Zynga, Inc. Class A............................... 3,676,522      9,117,775
                                                                 --------------
Total Information Technology..........................            1,845,334,216
                                                                 --------------
Materials -- (4.0%)
    A Schulman, Inc...................................   230,457      8,579,914
#*  Advanced Emissions Solutions, Inc.................     1,591         17,819
#*  AEP Industries, Inc...............................    31,546      1,525,249
#*  AK Steel Holding Corp.............................   302,016        890,947
    Alcoa, Inc........................................   504,200      4,976,449
#*  AM Castle & Co....................................    94,594        269,593
*   American Biltrite, Inc............................        62         25,421
#   American Vanguard Corp............................   178,638      2,290,139
    Ampco-Pittsburgh Corp.............................    43,178        574,699
    Axiall Corp.......................................   323,949      9,533,819
#   Balchem Corp......................................   248,015     14,055,010
*   Berry Plastics Group, Inc.........................   118,629      3,862,560
*   Boise Cascade Co..................................   316,527     10,502,366
    Cabot Corp........................................    45,304      1,593,795
    Calgon Carbon Corp................................   417,460      7,384,867
#   Carpenter Technology Corp.........................    46,694      1,752,893
#*  Century Aluminum Co...............................   627,238      5,845,858
#   Chase Corp........................................    30,615      1,170,411
*   Chemtura Corp.....................................   695,757     19,084,615
*   Clearwater Paper Corp.............................   152,456      8,972,036
*   Codexis, Inc......................................    41,835        135,964
#*  Coeur d'Alene Mines Corp..........................   616,538      2,176,379
    Commercial Metals Co..............................   897,705     13,833,634
    Compass Minerals International, Inc...............   273,508     21,880,640
#*  Contango ORE, Inc.................................     4,405         19,272
*   Core Molding Technologies, Inc....................    58,357      1,113,452
#   Deltic Timber Corp................................    76,669      4,975,818
#   Detrex Corp.......................................       500         14,250
    Domtar Corp.......................................   179,024      7,279,116
*   Ferro Corp........................................   679,218      9,434,338
    Flamemaster Corp..................................       189          2,079
#*  Flotek Industries, Inc............................   308,361      5,279,140
    Friedman Industries, Inc..........................    38,738        225,068
    FutureFuel Corp...................................   250,904      2,870,342
#*  General Moly, Inc.................................    17,715          9,920
    Globe Specialty Metals, Inc.......................   582,129      8,988,072
#   Gold Resource Corp................................     2,596          5,737
    Graphic Packaging Holding Co...................... 1,264,829     19,098,918
#   Greif, Inc. Class A...............................    66,663      2,065,886
    Greif, Inc. Class B...............................       258          9,835
*   Handy & Harman, Ltd...............................     7,068        209,213
#   Hawkins, Inc......................................    54,127      1,974,553
    Haynes International, Inc.........................    71,778      3,055,589
#   HB Fuller Co......................................   410,940     16,462,256
*   Headwaters, Inc...................................   599,146     11,389,765
#   Hecla Mining Co................................... 1,576,201      3,310,022
#*  Horsehead Holding Corp............................   362,558      3,001,980
    Innophos Holdings, Inc............................   174,041      8,959,631

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Materials -- (Continued)
    Innospec, Inc.....................................   194,544 $ 8,414,028
#*  Intrepid Potash, Inc..............................   186,728   1,594,657
#   Kaiser Aluminum Corp..............................   111,776   9,439,483
    KapStone Paper and Packaging Corp.................   752,691  17,612,969
    KMG Chemicals, Inc................................    84,196   1,837,999
    Koppers Holdings, Inc.............................   141,112   2,864,574
*   Kraton Performance Polymers, Inc..................   212,862   4,367,928
#   Kronos Worldwide, Inc.............................   170,893   1,681,587
#*  Louisiana-Pacific Corp............................ 1,197,409  17,649,809
#*  LSB Industries, Inc...............................   167,220   6,172,090
    Materion Corp.....................................   131,416   4,021,330
#   McEwen Mining, Inc................................   190,638     139,166
*   Mercer International, Inc.........................   372,257   4,500,587
    Minerals Technologies, Inc........................   286,966  18,581,049
#   Myers Industries, Inc.............................   241,485   3,653,668
    Neenah Paper, Inc.................................   132,337   8,016,975
    Noranda Aluminum Holding Corp.....................   299,857     194,907
*   Northern Technologies International Corp..........    17,945     291,606
#   Olin Corp.........................................   629,722  14,477,309
#   Olympic Steel, Inc................................    53,964     654,044
    OM Group, Inc.....................................   167,656   5,680,185
#*  OMNOVA Solutions, Inc.............................   274,992   1,779,198
    PH Glatfelter Co..................................   221,129   4,513,243
    PolyOne Corp......................................   537,467  18,418,994
    Quaker Chemical Corp..............................   105,561   9,785,505
#   Rayonier Advanced Materials, Inc..................     6,635      93,222
*   Real Industry, Inc................................     3,955      45,127
#*  Rentech, Inc......................................   410,307     312,367
*   Resolute Forest Products, Inc.....................   191,910   1,896,071
#   Schnitzer Steel Industries, Inc. Class A..........   205,956   3,235,569
    Schweitzer-Mauduit International, Inc.............   234,060   9,292,182
    Sensient Technologies Corp........................   379,941  25,984,165
    Silgan Holdings, Inc..............................     6,293     336,487
    Stepan Co.........................................   128,872   6,316,017
#*  Stillwater Mining Co..............................   854,463   8,134,488
    SunCoke Energy, Inc...............................   462,686   5,686,411
    Synalloy Corp.....................................    18,584     219,477
    TimkenSteel Corp..................................   117,016   2,180,008
#*  Trecora Resources.................................   109,414   1,527,419
    Tredegar Corp.....................................   106,828   1,801,120
#   Tronox, Ltd. Class A..............................   239,107   2,625,395
*   UFP Technologies, Inc.............................     3,300      65,637
#   United States Lime & Minerals, Inc................    28,260   1,526,040
*   Universal Stainless & Alloy Products, Inc.........    29,748     401,895
*   US Concrete, Inc..................................    70,161   2,969,915
#   Valhi, Inc........................................    46,472     206,800
    Vulcan International Corp.........................       700      43,085
#   Wausau Paper Corp.................................   391,065   3,457,015
*   Webco Industries, Inc.............................       600      36,600

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
             Worthington Industries, Inc...............   507,451 $ 13,731,624
                                                                  ------------
Total Materials........................................            509,156,355
                                                                  ------------
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares.............       800           --
(degrees)    Capital Properties, Inc., 5.000%..........     2,340        2,279
(degrees)*   Concord Camera Corp. Escrow Shares........   113,476           --
(degrees)*   DLB Oil & Gas, Inc. Escrow Shares.........     1,300           --
(degrees)*   First Commerce Bancorp Escrow Shares......     6,667           --
(degrees)*   FRD Acquisition Co. Escrow Shares.........   106,674           --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares.....   166,622           --
(degrees)*   Petrocorp, Inc. Escrow Shares.............     6,900           --
                                                                  ------------
Total Other............................................                  2,279
                                                                  ------------
Real Estate Investment Trusts -- (0.0%)
             CareTrust REIT, Inc.......................   149,862    1,945,209
                                                                  ------------
Telecommunication Services -- (0.7%)
#*           8x8, Inc..................................    95,272      829,819
*            Alaska Communications Systems Group, Inc..    89,434      193,177
#            Alteva, Inc...............................    24,398       89,297
             Atlantic Tele-Network, Inc................    93,630    6,623,386
#*           Boingo Wireless, Inc......................   246,511    2,398,552
*            Cincinnati Bell, Inc...................... 1,616,820    6,321,766
#            Cogent Communications Holdings, Inc.......   374,083   11,892,099
#            Consolidated Communications Holdings, Inc.   374,780    7,469,365
*            FairPoint Communications, Inc.............    17,572      292,047
#*           General Communication, Inc. Class A.......   302,551    5,566,938
#*           Hawaiian Telcom Holdco, Inc...............    14,300      356,070
             IDT Corp. Class B.........................   173,858    2,959,063
             Inteliquent, Inc..........................   278,522    5,069,100
#*           Intelsat SA...............................    98,676      938,409
#*           Iridium Communications, Inc...............   190,546    1,413,851
             Lumos Networks Corp.......................   156,218    2,180,803
#            NTELOS Holdings Corp......................   147,279      941,113
#*           ORBCOMM, Inc..............................   387,480    2,386,877
*            Premiere Global Services, Inc.............   325,187    3,508,768
#            Shenandoah Telecommunications Co..........   230,199    7,914,242
             Spok Holdings, Inc........................   129,398    2,164,829
#*           Straight Path Communications, Inc.
               Class B.................................    56,353    1,328,240
             Telephone & Data Systems, Inc.............   412,002   12,116,979
#*           United States Cellular Corp...............    17,911      666,647
*            Vonage Holdings Corp...................... 1,524,209    9,739,696
                                                                  ------------
Total Telecommunication Services.......................             95,361,133
                                                                  ------------
Utilities -- (3.2%)
#            ALLETE, Inc...............................   377,761   18,242,079
#            American States Water Co..................   312,166   12,033,999
#            Artesian Resources Corp. Class A..........    24,927      537,675
#            Atlantic Power Corp.......................   261,139      650,236
#            Avista Corp...............................   513,557   16,957,652
#            Black Hills Corp..........................   359,720   14,985,935

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- ---------------
Utilities -- (Continued)
             California Water Service Group............ 383,824 $     8,263,731
             Chesapeake Utilities Corp................. 110,050       5,658,771
             Cleco Corp................................ 158,976       8,653,064
#            Connecticut Water Service, Inc............  67,167       2,286,365
             Consolidated Water Co., Ltd...............  45,451         549,957
             Delta Natural Gas Co., Inc................  16,144         325,625
             El Paso Electric Co....................... 321,822      11,723,976
             Empire District Electric Co. (The)........ 337,898       7,775,033
             Gas Natural, Inc..........................  52,067         522,232
#            Genie Energy, Ltd. Class B................  91,024         942,098
             Hawaiian Electric Industries, Inc......... 380,639      11,400,138
#            IDACORP, Inc.............................. 387,777      24,084,830
#            Laclede Group, Inc. (The)................. 351,924      19,042,608
             MGE Energy, Inc........................... 240,004       9,523,359
#            Middlesex Water Co........................ 102,813       2,337,968
#            New Jersey Resources Corp................. 705,707      20,394,932
#            Northwest Natural Gas Co.................. 210,579       9,115,965
#            NorthWestern Corp......................... 377,048      20,300,264
#            ONE Gas, Inc.............................. 419,539      18,891,841
#            Ormat Technologies, Inc...................  89,791       3,652,698
#            Otter Tail Corp........................... 268,746       6,965,896
#            Pattern Energy Group, Inc................. 163,801       4,001,658
#            Piedmont Natural Gas Co., Inc............. 599,990      22,805,620
             PNM Resources, Inc........................ 643,298      16,970,201
             Portland General Electric Co.............. 655,742      23,613,269
             RGC Resources, Inc........................   6,328         127,509
             SJW Corp.................................. 148,953       4,446,247
             South Jersey Industries, Inc.............. 537,046      13,017,995
             Southwest Gas Corp........................ 375,966      21,181,925
             UIL Holdings Corp......................... 438,403      21,017,040
             Unitil Corp............................... 109,974       3,909,576
#            WGL Holdings, Inc......................... 403,976      22,582,258
#            York Water Co. (The)......................  64,121       1,368,342
                                                                ---------------
Total Utilities........................................             410,860,567
                                                                ---------------
TOTAL COMMON STOCKS....................................          10,662,761,866
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares.................  10,595              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights   2,560              --
(degrees)*   Community Health Systems, Inc. Rights
               01/04/16................................ 680,526           9,187
(degrees)#*  Furiex Pharmaceuticals Contingent Value
               Rights..................................  22,027         215,204
(degrees)#*  Leap Wireless International, Inc.
               Contingent Value Rights................. 246,684         621,644

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
(degrees)#*  Magnum Hunter Resources Corp.
               Warrants 04/15/16...................      32,271 $            --
TOTAL RIGHTS/WARRANTS..............................                     846,035
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional Liquid
               Reserves, 0.114%....................  50,915,409      50,915,409
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (16.4%)
(S)@         DFA Short Term Investment Fund........ 181,504,631   2,100,008,585
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $10,293,014,488)^^........................             $12,814,531,895
                                                                ===============

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                  --------------- -------------- ------- ---------------
Common Stocks....................
   Consumer Discretionary........ $ 2,024,473,184 $       44,769   --    $ 2,024,517,953
   Consumer Staples..............     421,530,066             --   --        421,530,066
   Energy........................     335,629,696         14,617   --        335,644,313
   Financials....................   2,057,860,812              6   --      2,057,860,818
   Health Care...................   1,142,086,389             --   --      1,142,086,389
   Industrials...................   1,818,505,771          7,436   --      1,818,513,207
   Information Technology........   1,845,326,663             --   --      1,845,326,663
   Materials.....................     509,113,270             --   --        509,113,270
   Other.........................              --          2,279   --              2,279
   Real Estate Investment Trusts.       1,945,209             --   --          1,945,209
   Telecommunication Services....      95,361,133             --   --         95,361,133
   Utilities.....................     410,860,566             --   --        410,860,566
Preferred Stocks.................
   Other.........................              --             --   --                 --
Rights/Warrants..................              --        846,035   --            846,035
Temporary Cash Investments.......      50,915,409             --   --         50,915,409
Securities Lending Collateral....              --  2,100,008,585   --      2,100,008,585
                                  --------------- --------------   --    ---------------
TOTAL............................ $10,713,608,168 $2,100,923,727   --    $12,814,531,895
                                  =============== ==============   ==    ===============

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (87.0%)

Consumer Discretionary -- (16.5%)
#*          1-800-Flowers.com, Inc. Class A.............. 322,705 $ 3,210,915
            A. H. Belo Corp. Class A..................... 237,810   1,224,721
#*          Aeropostale, Inc............................. 422,052     637,299
*           Ambassadors Group, Inc....................... 141,374     327,988
            AMCON Distributing Co........................   5,690     469,994
*           America's Car-Mart, Inc...................... 100,822   4,664,026
#*          American Axle & Manufacturing Holdings, Inc.. 691,041  13,806,999
#*          American Public Education, Inc............... 150,616   3,896,436
*           ANN, Inc.....................................   3,704     169,458
#           Arctic Cat, Inc.............................. 148,449   4,247,126
            Ark Restaurants Corp.........................  36,613     891,527
#*          Ascent Capital Group, Inc. Class A...........  59,363   2,316,938
*           Ballantyne Strong, Inc....................... 100,209     455,951
#*          Barnes & Noble, Inc.......................... 604,507  15,892,489
            Bassett Furniture Industries, Inc............  88,883   2,914,474
            Beasley Broadcast Group, Inc. Class A........  65,543     284,129
#*          Beazer Homes USA, Inc........................ 119,800   2,297,764
#           bebe stores, Inc............................. 662,231   1,218,505
*           Belmond, Ltd. Class A........................ 117,886   1,427,599
#*          BFC Financial Corp. Class A..................  75,991     262,169
(degrees)*  Big 4 Ranch, Inc.............................  35,000          --
            Big 5 Sporting Goods Corp.................... 207,871   2,288,660
*           Biglari Holdings, Inc........................      54      23,480
#*          BJ's Restaurants, Inc........................ 311,582  16,065,168
#*          Black Diamond, Inc........................... 137,350   1,304,138
#*          Blue Nile, Inc...............................  78,240   2,481,773
*           Blyth, Inc................................... 111,212     512,687
            Bob Evans Farms, Inc......................... 253,167  12,638,097
#           Bon-Ton Stores, Inc. (The)................... 113,614     496,493
*           Books-A-Million, Inc.........................  60,674     195,370
            Bowl America, Inc. Class A...................  55,406     806,157
*           Boyd Gaming Corp.............................  24,475     418,278
*           Bravo Brio Restaurant Group, Inc............. 136,826   1,777,370
*           Bridgepoint Education, Inc...................  76,312     718,859
*           Build-A-Bear Workshop, Inc................... 107,793   1,880,988
            Caleres, Inc................................. 484,153  15,996,415
#           Callaway Golf Co............................. 747,736   6,849,262
*           Cambium Learning Group, Inc..................  93,736     440,559
            Canterbury Park Holding Corp.................  26,287     278,905
#           Capella Education Co.........................  95,328   4,910,345
#*          Career Education Corp........................ 400,820   1,274,608
*           Carmike Cinemas, Inc......................... 251,762   6,306,638
#           Carriage Services, Inc....................... 193,912   4,659,705
*           Carrols Restaurant Group, Inc................ 303,442   3,343,931
#           Cato Corp. (The) Class A..................... 297,866  11,441,033
*           Cavco Industries, Inc........................  58,589   4,281,684
#*          Central European Media Enterprises, Ltd.
              Class A....................................  37,076      88,982
*           Century Casinos, Inc.........................   1,875      11,588
#*          Charles & Colvard, Ltd.......................  66,231      95,373
            Cherokee, Inc................................  85,182   2,391,059
#           Children's Place, Inc. (The)................. 251,866  14,583,041

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Christopher & Banks Corp.......................... 234,907 $   758,750
    Churchill Downs, Inc..............................  32,734   4,421,054
#*  Chuy's Holdings, Inc..............................  89,163   2,533,121
#*  Cinedigm Corp..................................... 537,325     339,858
*   Citi Trends, Inc.................................. 142,753   3,398,949
    ClubCorp Holdings, Inc............................  71,443   1,666,051
*   Coast Distribution System, Inc. (The).............  41,382     226,360
#   Collectors Universe, Inc..........................  58,453   1,178,412
#*  Conn's, Inc....................................... 289,244   9,984,703
#*  Container Store Group, Inc. (The).................   3,441      62,557
    Cooper Tire & Rubber Co...........................  81,064   2,669,438
#*  Cooper-Standard Holding, Inc......................   1,331      85,583
    Core-Mark Holding Co., Inc........................ 199,599  12,688,508
#*  Crocs, Inc........................................ 666,794  10,488,670
*   Crown Media Holdings, Inc. Class A................ 198,749     888,408
    CSS Industries, Inc...............................  52,055   1,477,841
    Culp, Inc......................................... 185,721   5,618,060
#*  Cumulus Media, Inc. Class A....................... 553,775     913,729
#*  Daily Journal Corp................................     200      40,960
*   Del Frisco's Restaurant Group, Inc................ 131,259   2,093,581
#*  Delta Apparel, Inc................................  77,201     948,800
*   Denny's Corp...................................... 270,585   3,182,080
    Destination Maternity Corp........................  95,539     942,970
#*  Destination XL Group, Inc......................... 349,894   1,710,982
    DineEquity, Inc................................... 108,502  11,285,293
#*  Dixie Group, Inc. (The)........................... 112,536   1,103,978
#*  Dorman Products, Inc.............................. 118,111   6,233,899
    Dover Motorsports, Inc............................ 168,371     395,672
    Drew Industries, Inc.............................. 249,505  14,635,963
    Educational Development Corp......................  36,900     176,013
*   Eldorado Resorts, Inc.............................  14,473     122,297
*   ELXSI Corp........................................   7,100     131,527
    Emerson Radio Corp................................ 243,478     306,782
*   Emmis Communications Corp. Class A................ 300,222     423,313
#*  Entercom Communications Corp. Class A............. 350,227   3,687,890
    Entravision Communications Corp. Class A.......... 935,250   7,173,367
    Escalade, Inc.....................................  63,120   1,089,451
#   Ethan Allen Interiors, Inc........................ 310,272   9,367,112
*   EVINE Live, Inc................................... 401,480     879,241
#   EW Scripps Co. (The) Class A...................... 619,927  13,619,796
*   Express, Inc...................................... 237,632   4,524,513
#*  Famous Dave's Of America, Inc.....................  51,505     917,304
#*  Fiesta Restaurant Group, Inc...................... 303,064  17,617,110
    Finish Line, Inc. (The) Class A................... 573,665  15,770,051
#   Flanigan's Enterprises, Inc.......................  20,756     612,717
    Flexsteel Industries, Inc.........................  54,856   2,189,852
*   Fox Factory Holding Corp..........................  19,034     302,260
#*  Francesca's Holdings Corp......................... 307,319   3,736,999
#   Fred's, Inc. Class A.............................. 320,072   5,774,099
    Frisch's Restaurants, Inc.........................  63,337   2,134,457
#*  FTD Cos., Inc..................................... 170,629   4,970,423
#*  Fuel Systems Solutions, Inc....................... 160,244     996,718
*   Full House Resorts, Inc...........................   3,377       5,302

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  G-III Apparel Group, Ltd.......................... 386,892 $27,945,209
#*  Gaiam, Inc. Class A...............................  68,289     473,926
*   Gaming Partners International Corp................  14,659     147,323
#*  Gentherm, Inc..................................... 376,060  18,927,100
*   Global Eagle Entertainment, Inc...................   2,086      25,908
#*  Gordmans Stores, Inc..............................  26,979     148,654
*   Gray Television, Inc.............................. 523,051   8,834,331
*   Gray Television, Inc. Class A.....................  41,200     596,164
*   Green Brick Partners, Inc.........................   5,149      62,097
    Harte-Hanks, Inc.................................. 485,112   2,275,175
    Haverty Furniture Cos., Inc....................... 164,302   3,644,218
    Haverty Furniture Cos., Inc. Class A..............  18,855     418,392
*   Helen of Troy, Ltd................................ 188,726  16,566,368
*   Here Media, Inc...................................   9,920           1
*   Here Media, Inc. Special Shares...................   9,920           1
#*  hhgregg, Inc...................................... 146,876     492,035
#*  Hibbett Sports, Inc............................... 126,069   5,742,443
#   Hooker Furniture Corp.............................  87,994   2,195,450
*   Horizon Global Corp............................... 108,098   1,353,387
#*  Ignite Restaurant Group, Inc......................   1,506       7,078
*   Insignia Systems, Inc.............................  51,150     138,105
*   Installed Building Products, Inc..................   4,868     132,264
    International Speedway Corp. Class A..............   7,420     254,283
#   Interval Leisure Group, Inc....................... 425,513   9,071,937
*   Intrawest Resorts Holdings, Inc...................   2,793      27,846
#*  iRobot Corp....................................... 226,763   6,982,033
*   Isle of Capri Casinos, Inc........................  88,065   1,606,306
#*  ITT Educational Services, Inc.....................   8,949      32,932
*   Jaclyn, Inc.......................................  20,127     101,641
#*  JAKKS Pacific, Inc................................ 182,722   1,799,812
#*  Jamba, Inc........................................ 148,599   2,420,678
    Johnson Outdoors, Inc. Class A....................  65,549   1,383,084
#   Journal Media Group, Inc.......................... 189,192   1,530,563
*   K12, Inc.......................................... 157,245   2,074,062
#   KB Home........................................... 406,777   6,500,296
    Kirkland's, Inc................................... 190,559   5,198,450
*   Kona Grill, Inc...................................  70,419   1,340,778
*   Koss Corp......................................... 115,135     290,140
#*  Krispy Kreme Doughnuts, Inc....................... 760,719  14,179,802
    La-Z-Boy, Inc..................................... 595,224  15,118,690
#*  Lakeland Industries, Inc..........................  41,792     438,816
*   Lazare Kaplan International, Inc..................  81,643     127,771
*   LeapFrog Enterprises, Inc......................... 421,165     395,390
    Libbey, Inc....................................... 254,861   9,483,378
#   Liberty Tax, Inc..................................     447      11,738
    Lifetime Brands, Inc.............................. 110,770   1,610,596
#   Lincoln Educational Services Corp................. 114,994     169,041
*   Loral Space & Communications, Inc.................  30,091   1,906,265
*   Luby's, Inc....................................... 249,870   1,211,869
#*  M/I Homes, Inc.................................... 192,657   4,831,838
    Marcus Corp. (The)................................ 178,897   3,749,681
    Marine Products Corp.............................. 333,731   2,079,144
#*  MarineMax, Inc.................................... 246,815   4,457,479

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*          Martha Stewart Living Omnimedia, Inc. Class A 167,428 $ 1,016,288
#*          McClatchy Co. (The) Class A.................. 339,903     275,321
            McRae Industries, Inc. Class A...............   8,800     248,600
#           MDC Holdings, Inc............................ 370,370  11,059,248
*           Meritage Homes Corp..........................  32,608   1,470,621
*           Modine Manufacturing Co...................... 358,766   3,634,300
*           Monarch Casino & Resort, Inc................. 121,960   2,269,676
#*          Motorcar Parts of America, Inc............... 130,628   3,870,508
#           Movado Group, Inc............................ 194,570   4,928,458
            NACCO Industries, Inc. Class A...............  37,647   1,911,338
            Nathan's Famous, Inc.........................  55,586   1,707,602
            National American University Holdings, Inc...     584       1,699
            National CineMedia, Inc...................... 544,567   8,440,788
*           Nautilus, Inc................................ 361,548   7,639,509
#*          Nevada Gold & Casinos, Inc...................     352         570
#*          New York & Co., Inc.......................... 633,817   1,426,088
            Nexstar Broadcasting Group, Inc. Class A..... 289,607  16,611,858
*           Nobility Homes, Inc..........................  43,800     431,430
#           Nutrisystem, Inc............................. 341,924  10,274,816
#*          Orbitz Worldwide, Inc........................ 868,203   9,793,330
#*          Overstock.com, Inc...........................  66,674   1,410,822
            Oxford Industries, Inc....................... 181,867  15,264,097
*           P&F Industries, Inc. Class A.................   6,745      57,940
#*          Pacific Sunwear of California, Inc........... 308,940     198,031
#           Papa John's International, Inc............... 370,357  27,984,175
#*          Pegasus Cos., Inc. (The).....................     566     304,217
#*          Penn National Gaming, Inc.................... 102,419   1,954,155
#*          Pep Boys-Manny, Moe & Jack (The)............. 436,102   5,167,809
*           Perfumania Holdings, Inc.....................  56,683     317,992
#*          Perry Ellis International, Inc............... 118,461   2,853,725
#           PetMed Express, Inc.......................... 208,381   3,511,220
#           Pier 1 Imports, Inc.......................... 256,307   3,026,986
*           Pinnacle Entertainment, Inc..................  59,295   2,282,857
*           Popeyes Louisiana Kitchen, Inc............... 276,415  16,772,862
#*          Potbelly Corp................................   8,034     109,584
*           QEP Co., Inc.................................  33,487     585,688
*           Quantum Fuel Systems Technologies Worldwide,
              Inc........................................   5,656      11,425
#*          Quiksilver, Inc.............................. 552,882     253,552
#*          Radio One, Inc. Class D...................... 320,517     782,061
#*          Rave Restaurant Group, Inc...................  39,700     495,456
*           RCI Hospitality Holdings, Inc................  60,052     670,180
*           ReachLocal, Inc..............................   4,933      14,059
*           Reading International, Inc. Class A.......... 137,425   1,618,866
(degrees)*  Reading International, Inc. Class B..........  11,620     191,962
*           Red Lion Hotels Corp......................... 167,008   1,359,445
*           Red Robin Gourmet Burgers, Inc............... 165,213  15,141,771
*           Regis Corp................................... 365,059   5,340,813
            Remy International, Inc......................  18,172     537,891
#           Rent-A-Center, Inc...........................  10,544     282,474
#*          Rentrak Corp.................................  23,948   1,639,720
            Rocky Brands, Inc............................  55,046     999,635
*           Ruby Tuesday, Inc............................ 451,904   3,316,975
#           Ruth's Hospitality Group, Inc................ 375,631   6,584,811

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#   Saga Communications, Inc. Class A.................  51,688 $ 2,093,364
    Salem Media Group, Inc. Class A................... 170,151   1,094,071
    Scholastic Corp...................................   1,706      73,512
#*  Scientific Games Corp. Class A.................... 182,997   2,763,255
*   Select Comfort Corp............................... 435,586  11,342,659
*   Shiloh Industries, Inc............................ 153,210   1,728,209
    Shoe Carnival, Inc................................ 158,757   4,494,411
#*  Sizmek, Inc....................................... 180,189   1,398,267
*   Skechers U.S.A., Inc. Class A.....................  98,268  14,784,421
*   Skullcandy, Inc................................... 177,023   1,294,038
*   Skyline Corp......................................  74,294     242,941
#*  Smith & Wesson Holding Corp.......................   6,650     107,863
    Sonic Automotive, Inc. Class A.................... 395,596   9,213,431
#   Sonic Corp........................................ 646,038  19,200,249
*   Spanish Broadcasting System, Inc. Class A.........  36,748     253,561
    Spartan Motors, Inc............................... 173,267     769,305
*   Spectrum Group International, Inc.................     278     165,410
    Speedway Motorsports, Inc......................... 232,784   4,876,825
#   Stage Stores, Inc................................. 244,932   4,310,803
#   Standard Motor Products, Inc...................... 253,834   9,282,709
*   Stanley Furniture Co., Inc........................  51,183     156,620
    Stein Mart, Inc................................... 318,319   3,243,671
*   Steiner Leisure, Ltd..............................  98,927   5,708,088
#*  Stoneridge, Inc................................... 224,815   2,735,999
#   Strattec Security Corp............................  30,152   2,119,384
#*  Strayer Education, Inc............................  41,901   2,330,115
#   Sturm Ruger & Co., Inc............................ 176,764  10,609,375
    Superior Industries International, Inc............ 235,649   3,987,181
#   Superior Uniform Group, Inc....................... 111,746   2,148,876
    Sypris Solutions, Inc............................. 166,119     207,649
#*  Systemax, Inc..................................... 333,260   2,272,833
*   Tandy Leather Factory, Inc........................ 101,284     858,888
#*  Tile Shop Holdings, Inc...........................  40,563     579,240
#*  Tilly's, Inc. Class A.............................  33,543     303,564
*   Tower International, Inc.......................... 117,196   3,062,331
#*  Town Sports International Holdings, Inc........... 209,735     478,196
*   Trans World Entertainment Corp.................... 218,126     767,804
#*  Tuesday Morning Corp.............................. 370,585   3,476,087
#*  Tumi Holdings, Inc................................ 154,008   2,964,654
*   Unifi, Inc........................................ 161,692   4,989,815
*   Universal Electronics, Inc........................ 175,190   9,081,850
    Universal Technical Institute, Inc................ 222,094   1,414,739
*   US Auto Parts Network, Inc........................  62,898     143,722
    Value Line, Inc...................................  80,059   1,051,175
#*  Vera Bradley, Inc................................. 142,536   1,547,941
*   Vince Holding Corp................................   6,553      64,285
#*  Vitamin Shoppe, Inc............................... 285,424  10,492,186
#*  VOXX International Corp........................... 190,419   1,523,352
*   WCI Communities, Inc..............................   1,563      39,450
#*  West Marine, Inc.................................. 179,250   1,627,590
#   Weyco Group, Inc.................................. 109,955   3,173,301
#*  William Lyon Homes Class A........................  59,844   1,427,878
#   Winmark Corp......................................  54,273   5,501,111

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
#   Winnebago Industries, Inc......................... 275,719 $  6,156,805
#*  Zagg, Inc......................................... 167,540    1,301,786
#*  Zumiez, Inc....................................... 335,493    8,756,367
                                                               ------------
Total Consumer Discretionary..........................          972,040,461
                                                               ------------
Consumer Staples -- (3.3%)
#   Alico, Inc........................................  67,264    3,014,773
*   Alliance One International, Inc...................  82,055    1,854,443
#   Andersons, Inc. (The)............................. 258,581    9,645,071
#   B&G Foods, Inc....................................  36,240    1,070,167
#*  Boulder Brands, Inc............................... 595,261    4,958,524
*   Bridgford Foods Corp..............................  72,953      649,282
#   Cal-Maine Foods, Inc.............................. 206,723   11,196,118
#   Calavo Growers, Inc............................... 146,040    7,960,640
*   CCA Industries, Inc...............................  35,363       89,115
#*  Central Garden & Pet Co...........................  75,174      690,849
*   Central Garden & Pet Co. Class A.................. 313,113    3,156,179
#*  Chefs' Warehouse, Inc. (The)......................  63,095    1,085,234
#   Coca-Cola Bottling Co. Consolidated...............  70,658   11,446,596
*   Coffee Holding Co., Inc...........................  14,908       74,913
#*  Craft Brew Alliance, Inc..........................  91,510      945,298
#   Dean Foods Co..................................... 537,565    9,568,657
#*  Diamond Foods, Inc................................  77,948    2,518,500
#*  Elizabeth Arden, Inc..............................   6,302       66,423
#*  Fairway Group Holdings Corp.......................  18,591       55,773
#*  Farmer Bros Co....................................  91,120    2,155,899
#*  Female Health Co. (The)...........................   3,126        5,564
*   Glacier Water Services, Inc.......................  23,971      387,132
    Golden Enterprises, Inc...........................  99,219      414,735
#   Ingles Markets, Inc. Class A...................... 141,607    6,553,572
#   Inter Parfums, Inc................................ 294,238    8,941,893
#*  Inventure Foods, Inc..............................  51,016      501,487
    J&J Snack Foods Corp..............................  68,614    8,121,153
#   John B. Sanfilippo & Son, Inc.....................  70,010    3,639,820
#*  Landec Corp....................................... 250,895    3,349,448
    Liberator Medical Holdings, Inc...................   6,507       13,990
#*  Lifeway Foods, Inc................................ 151,476    2,229,727
#   Limoneira Co......................................   2,685       55,284
*   Mannatech, Inc....................................  10,017      173,294
*   Medifast, Inc..................................... 138,961    4,289,726
#   MGP Ingredients, Inc.............................. 112,790    1,665,908
*   National Beverage Corp............................ 395,701    9,405,813
*   Natural Alternatives International, Inc...........  70,731      424,740
#*  Natural Grocers by Vitamin Cottage, Inc...........  24,928      666,575
#   Natural Health Trends Corp........................   4,297      130,199
#   Nature's Sunshine Products, Inc................... 153,100    1,918,343
#*  Nutraceutical International Corp..................  59,666    1,442,127
#   Oil-Dri Corp. of America..........................  57,161    1,501,048
#*  Omega Protein Corp................................ 159,161    2,263,270
#   Orchids Paper Products Co.........................  58,361    1,473,032
*   Reliv International, Inc.......................... 102,054      128,588
*   Revlon, Inc. Class A.............................. 329,763   11,861,575
    Rocky Mountain Chocolate Factory, Inc.............  71,128      923,242

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Staples -- (Continued)
*   Scheid Vineyards, Inc. Class A....................     2,900 $     92,423
    Scope Industries..................................     8,083    1,557,594
#*  Seneca Foods Corp. Class A........................    33,144      967,473
*   Seneca Foods Corp. Class B........................    11,120      359,954
    SpartanNash Co....................................   326,624   10,520,559
#*  Tofutti Brands, Inc...............................    29,138      125,293
    United-Guardian, Inc..............................    39,576      768,170
#   Universal Corp....................................   100,958    5,759,654
#*  USANA Health Sciences, Inc........................   135,744   16,920,490
    Village Super Market, Inc. Class A................    69,874    2,003,986
#   WD-40 Co..........................................   158,267   14,185,471
#   Weis Markets, Inc.................................       525       22,139
                                                                 ------------
Total Consumer Staples................................            197,966,945
                                                                 ------------
Energy -- (1.9%)
#*  Abraxas Petroleum Corp............................   496,637      933,678
    Adams Resources & Energy, Inc.....................    38,954    1,860,833
#   Alon USA Energy, Inc..............................   534,774    9,952,144
    AMEN Properties, Inc..............................       123       70,417
#*  Approach Resources, Inc...........................   202,666      788,371
*   Barnwell Industries, Inc..........................    68,834      161,072
#*  Basic Energy Services, Inc........................   446,804    2,698,696
#*  Bill Barrett Corp.................................   200,043    1,136,244
*   Bonanza Creek Energy, Inc.........................     3,720       29,053
#*  C&J Energy Services, Ltd..........................   172,073    1,660,504
#*  Callon Petroleum Co...............................   510,978    3,341,796
#*  Clayton Williams Energy, Inc......................   106,541    4,291,471
#*  Clean Energy Fuels Corp...........................   303,619    1,748,845
#*  Cloud Peak Energy, Inc............................   368,334    1,171,302
#   Comstock Resources, Inc...........................   330,845      416,865
#*  Contango Oil & Gas Co.............................   126,570    1,161,913
#*  Dawson Geophysical Co.............................   150,649      622,180
    DHT Holdings, Inc.................................   255,228    2,029,063
#*  Emerald Oil, Inc..................................    17,836       30,143
#   Energy XXI, Ltd...................................        50           88
*   ENGlobal Corp.....................................   238,421      290,874
#   EnLink Midstream LLC..............................    10,429      281,062
*   Era Group, Inc....................................    34,003      575,671
    Evolution Petroleum Corp..........................    27,969      145,998
#*  FieldPoint Petroleum Corp.........................    49,014       51,465
#   GasLog, Ltd.......................................     3,624       56,244
#*  Gastar Exploration, Inc...........................   466,152      792,458
#*  Geospace Technologies Corp........................    69,429    1,210,842
#*  Goodrich Petroleum Corp...........................     9,748        8,736
#   Green Plains, Inc.................................   323,536    7,263,383
    Gulf Island Fabrication, Inc......................   111,375    1,270,789
#   Gulfmark Offshore, Inc. Class A...................   112,621    1,060,890
#   Hallador Energy Co................................     1,400        9,856
#*  Harvest Natural Resources, Inc....................   195,858      211,527
#*  Hercules Offshore, Inc............................   365,365       32,883
#*  HKN, Inc..........................................     1,132       50,940
#*  Hornbeck Offshore Services, Inc...................     6,673      121,449
#*  ION Geophysical Corp.............................. 1,119,710      884,459
#*  Jones Energy, Inc. Class A........................    16,296      114,724

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
#*           Key Energy Services, Inc..................... 882,469 $    803,135
*            Matrix Service Co............................ 254,490    4,932,016
*            Mexco Energy Corp............................   8,988       21,212
#*           Mitcham Industries, Inc......................  80,711      333,336
*            Natural Gas Services Group, Inc..............  62,462    1,256,735
*            Newpark Resources, Inc....................... 920,650    6,656,299
#*           Nordic American Offshore, Ltd................     571        4,071
#            Nordic American Tankers, Ltd.................  66,007      991,425
#*           Northern Oil and Gas, Inc.................... 320,656    1,526,323
#*           Nuverra Environmental Solutions, Inc......... 136,121      383,861
#*           Overseas Shipholding Group, Inc..............  18,861       67,900
#*           Pacific Ethanol, Inc.........................      31          229
#            Panhandle Oil and Gas, Inc. Class A.......... 126,641    2,256,743
*            Par Petroleum Corp...........................   2,958       53,274
#*           Parker Drilling Co........................... 889,594    2,259,569
#*           Penn Virginia Corp........................... 603,059      808,099
#*           PetroQuest Energy, Inc....................... 430,160      597,922
#*           PHI, Inc.(69336T106).........................   9,745      289,816
*            PHI, Inc.(69336T205)......................... 111,426    3,089,843
*            Pioneer Energy Services Corp................. 436,109    1,596,159
#*           Renewable Energy Group, Inc.................. 198,971    2,029,504
#*           REX American Resources Corp.................. 148,550    7,671,122
#*           Rex Energy Corp.............................. 296,053      663,159
#*           RigNet, Inc..................................  47,933    1,242,903
*            Ring Energy, Inc.............................   5,076       41,471
#*           Royale Energy, Inc...........................  45,629       36,959
             Scorpio Tankers, Inc......................... 206,320    2,215,877
#*           SEACOR Holdings, Inc.........................  13,226      835,486
#*           Seventy Seven Energy, Inc....................  26,926       84,009
#            Ship Finance International, Ltd..............     912       15,258
*            Steel Excel, Inc.............................  73,655    1,542,336
*            Stone Energy Corp............................  41,988      243,111
#*           Swift Energy Co..............................  55,787       40,791
#*           Synergy Resources Corp....................... 872,565    8,490,057
(degrees)#*  Syntroleum Corp..............................  44,574       53,940
             Teekay Tankers, Ltd. Class A.................  68,226      489,180
             Tesco Corp................................... 185,542    1,781,203
*            TETRA Technologies, Inc...................... 602,392    2,867,386
#*           Triangle Petroleum Corp...................... 680,317    2,523,976
*            Unit Corp....................................   2,111       41,650
#*           Uranium Energy Corp..........................  24,729       33,137
#*           Vaalco Energy, Inc........................... 602,505      795,307
#            W&T Offshore, Inc............................ 185,160      698,053
#*           Warren Resources, Inc........................ 454,318      161,283
#*           Westmoreland Coal Co.........................  11,328      176,604
#*           Willbros Group, Inc.......................... 348,147      281,999
                                                                   ------------
Total Energy..............................................          111,522,656
                                                                   ------------
Financials -- (16.1%)
*            1st Constitution Bancorp.....................  17,121      197,919
             1st Source Corp.............................. 192,075    6,528,629
             A-Mark Precious Metals, Inc..................  69,658      731,409
             Access National Corp.........................  59,660    1,158,001

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Alliance Bancorp, Inc. of Pennsylvania............  13,199 $   311,892
#*  Altisource Asset Management Corp..................   9,319   1,235,420
#*  Ambac Financial Group, Inc........................ 204,334   3,277,517
    Ameriana Bancorp..................................  20,650     460,288
    American Equity Investment Life Holding Co........  12,548     370,668
*   American Independence Corp........................   3,596      36,895
#   American National Bankshares, Inc.................  54,265   1,284,995
*   American River Bankshares.........................  20,521     206,646
    Ameris Bancorp.................................... 194,723   5,259,468
    AMERISAFE, Inc.................................... 154,008   7,708,100
#   AmeriServ Financial, Inc.......................... 189,054     635,221
*   Anchor Bancorp, Inc...............................     800      17,800
    Argo Group International Holdings, Ltd............  57,806   3,259,102
#   Arrow Financial Corp.............................. 121,179   3,337,270
    ASB Financial Corp................................   4,400      56,540
*   Asta Funding, Inc.................................  50,151     418,761
    Astoria Financial Corp............................ 782,419  11,830,175
    Atlantic American Corp............................   7,131      26,385
#*  Atlantic Coast Financial Corp.....................     738       3,336
*   Atlanticus Holdings Corp.......................... 140,864     552,187
*   Atlas Financial Holdings, Inc.....................     770      14,214
#   Auburn National Bancorporation, Inc...............  11,571     310,334
#*  AV Homes, Inc.....................................  80,688   1,191,762
#   Baldwin & Lyons, Inc. Class A.....................   3,548      84,159
    Baldwin & Lyons, Inc. Class B.....................  90,872   2,119,135
    Banc of California, Inc...........................  41,921     508,502
#   Bancfirst Corp.................................... 118,338   7,527,480
    Bancorp of New Jersey, Inc........................   1,246      14,204
#*  Bancorp, Inc. (The)............................... 261,341   2,182,197
    Bank Mutual Corp.................................. 173,941   1,264,551
    Bank of Commerce Holdings.........................  19,956     115,545
    BankFinancial Corp................................ 210,776   2,548,282
    Banner Corp....................................... 180,997   8,626,317
    Bar Harbor Bankshares.............................  40,992   1,406,026
    BBCN Bancorp, Inc................................. 800,796  12,292,219
#*  BBX Capital Corp. Class A.........................  11,845     189,165
    BCB Bancorp, Inc..................................  54,608     631,268
#*  Bear State Financial, Inc.........................  50,526     462,313
*   Beneficial Bancorp, Inc........................... 232,637   2,991,712
#   Berkshire Bancorp, Inc............................  10,471      82,459
    Berkshire Hills Bancorp, Inc...................... 179,886   5,234,683
    BGC Partners, Inc. Class A........................  93,845     924,373
#   BNC Bancorp.......................................   6,399     144,105
*   BNCCORP, Inc......................................  12,585     217,721
#*  BofI Holding, Inc................................. 172,404  21,179,831
    Boston Private Financial Holdings, Inc............ 904,490  11,378,484
#   Bridge Bancorp, Inc...............................  42,737   1,105,179
    Brookline Bancorp, Inc............................ 627,201   7,068,555
*   Brunswick Bancorp.................................     120         655
    Bryn Mawr Bank Corp............................... 105,045   3,029,498
#   C&F Financial Corp................................  14,164     538,232
#   Calamos Asset Management, Inc. Class A............ 149,909   1,800,407
    California First National Bancorp.................  81,133   1,096,918

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   Camden National Corp..............................  76,012 $ 3,060,243
    Cape Bancorp, Inc.................................   8,655      91,830
*   Capital Bank Financial Corp. Class A..............  35,808   1,073,166
#   Capital City Bank Group, Inc...................... 149,273   2,304,775
*   Capital Properties, Inc. Class A..................  11,044     140,535
#   Cardinal Financial Corp........................... 296,695   6,930,795
*   Carolina Bank Holdings, Inc.......................   4,335      53,537
*   Carver Bancorp, Inc...............................     300       1,815
*   Cascade Bancorp................................... 117,935     608,545
#   Cash America International, Inc................... 214,979   5,961,368
#   Centerstate Banks, Inc............................  75,334   1,050,156
    Central Pacific Financial Corp.................... 123,886   2,885,305
    Century Bancorp, Inc. Class A.....................  18,900     787,185
#   Charter Financial Corp............................   3,710      45,039
    Chemical Financial Corp........................... 241,049   7,942,565
    Chicopee Bancorp, Inc.............................  26,112     432,154
#   Citizens & Northern Corp..........................     525      10,364
    Citizens Community Bancorp, Inc...................   4,432      40,376
*   Citizens First Corp...............................   1,442      18,241
    Citizens Holding Co...............................   9,925     199,195
#*  Citizens, Inc..................................... 389,685   2,638,167
#   City Holding Co................................... 161,964   7,809,904
    CKX Lands, Inc....................................  14,943     199,041
#   Clifton Bancorp, Inc..............................  89,990   1,223,864
#   CNB Financial Corp................................  54,933     954,736
#   CoBiz Financial, Inc.............................. 231,169   2,956,652
    Codorus Valley Bancorp, Inc.......................  12,094     249,983
*   Colony Bankcorp, Inc..............................  37,943     339,210
    Columbia Banking System, Inc...................... 371,920  12,195,257
    Commercial National Financial Corp................  10,640     252,168
#   Community Bank System, Inc........................ 324,106  12,390,572
*   Community Bankers Trust Corp......................   2,000      10,020
    Community Trust Bancorp, Inc...................... 150,513   5,269,460
    Community West Bancshares.........................  12,713      85,177
*   CommunityOne Bancorp..............................     216       2,370
    ConnectOne Bancorp, Inc........................... 149,874   3,201,309
#   Consolidated-Tomoka Land Co.......................  52,512   3,042,020
*   Consumer Portfolio Services, Inc..................  74,339     449,008
#*  Cowen Group, Inc. Class A......................... 350,148   1,978,336
    Crawford & Co. Class A............................ 281,599   1,827,578
#   Crawford & Co. Class B............................ 145,019   1,003,531
*   Customers Bancorp, Inc............................  49,540   1,245,931
#   CVB Financial Corp................................ 260,988   4,622,097
*   DGT Holdings Corp.................................  12,563     227,767
    Diamond Hill Investment Group, Inc................     710     136,668
    Dime Community Bancshares, Inc.................... 315,659   5,366,203
    Donegal Group, Inc. Class A....................... 168,796   2,509,997
#   Donegal Group, Inc. Class B.......................  34,951     695,700
    Eagle Bancorp Montana, Inc........................     578       6,398
*   Eagle Bancorp, Inc................................  29,895   1,327,338
    Eastern Virginia Bankshares, Inc..................   8,084      50,929
#*  eHealth, Inc...................................... 109,773   1,786,007
    EMC Insurance Group, Inc.......................... 173,512   4,185,109

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
            Employers Holdings, Inc...................... 268,378 $ 6,441,072
#*          Encore Capital Group, Inc.................... 304,812  13,109,964
#*          Enova International, Inc.....................  86,176   1,558,062
#           Enterprise Bancorp, Inc......................  36,296     797,423
            Enterprise Financial Services Corp...........  62,479   1,507,618
            ESSA Bancorp, Inc............................  57,242     735,560
            Evans Bancorp, Inc...........................  11,667     282,925
#*          Ezcorp, Inc. Class A......................... 141,922   1,006,227
#*          Farmers Capital Bank Corp....................  23,470     600,363
            FBL Financial Group, Inc. Class A............ 268,740  15,320,867
            Federal Agricultural Mortgage Corp. Class A..   4,200     113,400
            Federal Agricultural Mortgage Corp. Class C..  77,773   2,080,428
            Federated National Holding Co................ 135,916   3,206,258
            Fidelity Southern Corp....................... 104,674   2,034,863
            Financial Institutions, Inc..................  75,110   1,843,199
*           First Acceptance Corp........................  59,247     177,149
#*          First BanCorp(318672706)..................... 454,090   1,957,128
            First BanCorp(318910106)..................... 142,584   2,433,909
            First Bancorp of Indiana, Inc................   1,400      23,520
            First Bancorp, Inc...........................  74,352   1,413,432
*           First Bancshares, Inc........................   5,228      40,517
            First Bancshares, Inc. (The).................   4,544      78,520
#           First Busey Corp............................. 502,723   3,202,346
            First Business Financial Services, Inc.......   8,241     360,544
*           First Cash Financial Services, Inc...........  43,174   1,755,887
#           First Commonwealth Financial Corp............ 775,800   7,137,360
            First Community Bancshares, Inc.............. 111,501   1,983,603
#           First Connecticut Bancorp, Inc...............  18,198     293,352
            First Defiance Financial Corp................  69,039   2,654,550
            First Federal of Northern Michigan Bancorp,
              Inc........................................  13,700      84,529
            First Financial Bancorp...................... 394,968   7,508,342
            First Financial Corp......................... 116,881   3,878,112
            First Financial Northwest, Inc...............  46,371     576,392
            First Interstate Bancsystem, Inc............. 140,010   3,882,477
#*          First Marblehead Corp. (The).................   4,947      18,650
            First Merchants Corp......................... 264,133   6,875,382
            First Midwest Bancorp, Inc................... 649,721  12,195,263
*           First NBC Bank Holding Co....................  17,256     659,179
(degrees)*  First Place Financial Corp................... 153,683           6
            First South Bancorp, Inc.....................  59,381     473,267
#*          First United Corp............................  31,308     263,613
            First West Virginia Bancorp, Inc.............   1,187      24,096
*           Flagstar Bancorp, Inc........................ 200,824   4,076,727
            Flushing Financial Corp...................... 227,183   4,716,319
#*          Forestar Group, Inc.......................... 290,512   3,718,554
            Fox Chase Bancorp, Inc.......................  59,633   1,017,935
#*          FRP Holdings, Inc............................  92,152   2,719,406
#           FXCM, Inc. Class A........................... 149,502     164,452
#           Gain Capital Holdings, Inc................... 133,171     929,534
#           German American Bancorp, Inc.................  65,691   1,912,265
*           Global Indemnity P.L.C.......................  56,451   1,560,870
            Gouverneur Bancorp, Inc......................   4,366      59,814
            Great Southern Bancorp, Inc..................  82,355   3,417,732

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#*  Green Dot Corp. Class A........................... 322,123 $ 6,674,389
#   Greenhill & Co., Inc.............................. 215,635   8,480,925
*   Greenlight Capital Re, Ltd. Class A............... 233,942   6,508,266
#   Griffin Industrial Realty, Inc....................  48,979   1,535,981
    Guaranty Bancorp..................................  69,593   1,115,576
    Guaranty Federal Bancshares, Inc..................  17,335     256,211
*   Hallmark Financial Services, Inc.................. 107,599   1,149,157
#*  Hampton Roads Bankshares, Inc.....................   8,405      17,651
    Hanmi Financial Corp.............................. 275,306   6,967,995
    Harleysville Savings Financial Corp...............  12,400     228,160
    Hawthorn Bancshares, Inc..........................   6,442      89,737
#   HCI Group, Inc.................................... 120,838   5,423,209
    Heartland Financial USA, Inc...................... 134,328   5,061,479
    Heritage Commerce Corp............................ 111,986   1,241,925
    Heritage Financial Corp........................... 158,863   2,811,875
    HF Financial Corp.................................  34,791     539,956
    HFF, Inc. Class A................................. 349,827  16,036,070
*   Hilltop Holdings, Inc............................. 383,377   8,070,086
#   Hingham Institution for Savings...................  14,511   1,755,976
*   HMN Financial, Inc................................  37,346     436,948
    Home Bancorp, Inc.................................   4,852     117,564
*   HomeStreet, Inc...................................  41,838     945,957
*   HomeTrust Bancshares, Inc.........................   6,959     119,277
    HopFed Bancorp, Inc...............................  18,198     211,643
    Horace Mann Educators Corp........................ 422,698  14,895,878
#   Horizon Bancorp...................................  40,087     972,511
#*  Imperial Holdings, Inc............................   5,262      29,730
    Independence Holding Co...........................  71,308     932,709
#   Independent Bank Corp.(453836108)................. 194,914   9,426,041
    Independent Bank Corp.(453838609).................  34,130     486,694
#   Independent Bank Group, Inc.......................   9,557     425,095
#   Infinity Property & Casualty Corp................. 132,659  10,282,399
    Interactive Brokers Group, Inc. Class A........... 538,284  21,612,103
*   InterGroup Corp. (The)............................   6,500     152,100
*   INTL. FCStone, Inc................................ 121,853   3,553,233
    Investment Technology Group, Inc.................. 182,620   3,716,317
    Investors Title Co................................  21,120   1,504,166
*   Jacksonville Bancorp, Inc.........................     259       3,497
    JMP Group LLC.....................................  63,714     466,386
*   JW Mays, Inc......................................   2,700     148,500
*   KCG Holdings, Inc. Class A........................ 129,721   1,377,637
#*  Kearny Financial Corp.............................  48,633     542,258
    Kentucky First Federal Bancorp....................  38,012     319,301
#*  Ladenburg Thalmann Financial Services, Inc........ 123,736     376,157
    Lake Shore Bancorp, Inc...........................   3,521      46,917
#   Lake Sunapee Bank Group...........................  21,740     323,926
    Lakeland Bancorp, Inc............................. 229,282   2,590,887
#   Lakeland Financial Corp........................... 111,284   4,734,021
    Landmark Bancorp, Inc.............................  14,819     398,335
    LegacyTexas Financial Group, Inc.................. 408,950  12,427,990
#*  LendingTree, Inc..................................  40,001   3,316,883
    LNB Bancorp, Inc..................................  58,795   1,093,587
#   Louisiana Bancorp, Inc............................   1,237      29,775

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#   Macatawa Bank Corp................................ 202,123 $1,093,485
*   Magyar Bancorp, Inc...............................  15,818    164,903
#   Maiden Holdings, Ltd.............................. 413,527  6,839,737
    MainSource Financial Group, Inc................... 135,270  2,961,060
*   Malvern Bancorp, Inc..............................   8,513    128,802
    Manning & Napier, Inc.............................  13,124    131,240
*   Marcus & Millichap, Inc...........................   8,055    412,738
#   Marlin Business Services Corp.....................  71,265  1,132,401
*   Maui Land & Pineapple Co., Inc....................  49,270    254,726
*   MBT Financial Corp................................  43,912    256,446
    Mercantile Bank Corp..............................  50,548  1,041,289
    Merchants Bancshares, Inc.........................  61,287  1,936,669
*   Meridian Bancorp, Inc............................. 145,190  1,893,278
    Meta Financial Group, Inc.........................  29,680  1,500,621
    Metro Bancorp, Inc................................ 126,526  3,096,091
    Mid Penn Bancorp, Inc.............................   7,759    127,092
    MidSouth Bancorp, Inc.............................  59,150    825,142
    MidWestOne Financial Group, Inc...................  16,539    535,698
*   MSB Financial Corp................................   3,073     35,950
    MutualFirst Financial, Inc........................  39,230    926,613
    National Bank Holdings Corp. Class A..............  60,657  1,312,617
#   National Interstate Corp.......................... 144,047  3,638,627
    National Penn Bancshares, Inc..................... 467,004  5,006,283
#   National Security Group, Inc. (The)...............  12,602    178,318
    National Western Life Insurance Co. Class A.......  12,021  2,896,941
#*  Naugatuck Valley Financial Corp...................   7,309     78,206
*   Navigators Group, Inc. (The)......................  83,279  6,510,752
#   NBT Bancorp, Inc.................................. 303,457  8,202,443
#   NewBridge Bancorp................................. 165,705  1,459,861
*   NewStar Financial, Inc............................ 194,699  2,252,667
*   Nicholas Financial, Inc...........................  43,559    570,187
*   NMI Holdings, Inc. Class A........................   4,300     34,400
    Northeast Bancorp.................................   4,362     45,016
    Northeast Community Bancorp, Inc..................  24,952    188,388
#   Northfield Bancorp, Inc........................... 302,517  4,555,906
    Northrim BanCorp, Inc.............................  44,897  1,135,445
    Northway Financial, Inc...........................   1,076     22,790
    Northwest Bancshares, Inc......................... 658,141  8,351,809
#   Norwood Financial Corp............................  10,591    324,614
#   Ocean Shore Holding Co............................  20,561    308,209
    OceanFirst Financial Corp......................... 117,015  2,051,273
    OFG Bancorp....................................... 381,195  3,072,432
#   Ohio Valley Banc Corp.............................  16,910    385,041
    Old Line Bancshares, Inc..........................  22,285    352,549
    Old National Bancorp.............................. 298,351  4,293,271
#*  Old Second Bancorp, Inc........................... 120,505    784,488
    OneBeacon Insurance Group, Ltd. Class A...........  21,901    317,564
#   Oppenheimer Holdings, Inc. Class A................  17,944    407,329
    Opus Bank.........................................     629     24,625
    Oritani Financial Corp............................ 382,162  6,003,765
    Pacific Continental Corp..........................  93,629  1,243,393
*   Pacific Mercantile Bancorp........................   8,084     59,741
*   Pacific Premier Bancorp, Inc......................  84,978  1,615,432

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   Park National Corp................................  35,718 $ 3,128,897
    Park Sterling Corp................................ 256,360   1,856,046
*   Patriot National Bancorp, Inc.....................     290       4,924
    Peapack Gladstone Financial Corp.................. 106,810   2,371,182
#   Penns Woods Bancorp, Inc..........................  36,061   1,548,459
*   PennyMac Financial Services, Inc. Class A.........   7,045     128,430
    Peoples Bancorp of North Carolina, Inc............  15,956     292,952
#   Peoples Bancorp, Inc..............................  95,889   2,017,505
*   PHH Corp.......................................... 177,952   4,441,682
#*  Phoenix Cos., Inc. (The)..........................  47,405     654,189
*   PICO Holdings, Inc................................ 181,165   2,233,764
#   Pinnacle Financial Partners, Inc.................. 325,102  17,259,665
*   Piper Jaffray Cos.................................   4,037     181,059
    Preferred Bank....................................  60,541   1,908,252
    Premier Financial Bancorp, Inc....................  47,695     720,671
    Provident Financial Holdings, Inc.................  69,195   1,113,348
    Provident Financial Services, Inc................. 166,644   3,269,555
#   Prudential Bancorp, Inc...........................  27,615     406,217
#   PSB Holdings, Inc.................................   1,113       9,427
    Pulaski Financial Corp............................  85,066   1,099,903
    Pzena Investment Management, Inc. Class A.........  56,693     589,607
    QC Holdings, Inc.................................. 171,139     403,888
    QCR Holdings, Inc.................................     100       2,156
#   RCS Capital Corp. Class A.........................  42,483     247,676
*   Regional Management Corp..........................  20,298     392,157
#   Renasant Corp..................................... 214,628   6,900,290
    Republic Bancorp, Inc. Class A.................... 195,044   4,905,357
#*  Republic First Bancorp, Inc.......................  76,545     266,377
#   Resource America, Inc. Class A.................... 169,832   1,372,243
    Riverview Bancorp, Inc............................ 102,676     444,587
*   Royal Bancshares of Pennsylvania, Inc. Class A....  26,610      50,825
    S&T Bancorp, Inc.................................. 221,266   6,841,545
#*  Safeguard Scientifics, Inc........................ 177,380   3,256,697
#   Safety Insurance Group, Inc.......................  99,209   5,753,130
    Salisbury Bancorp, Inc............................   7,752     231,630
#   Sandy Spring Bancorp, Inc......................... 183,797   5,025,010
    SB Financial Group, Inc...........................   2,810      31,079
*   Seacoast Banking Corp. of Florida.................  42,748     639,083
#*  Security National Financial Corp. Class A.........  24,362     189,293
*   Select Bancorp, Inc...............................   9,127      72,103
    Selective Insurance Group, Inc.................... 156,961   4,835,968
    ServisFirst Bancshares, Inc.......................     298      11,574
*   Shore Bancshares, Inc.............................  35,120     331,182
    SI Financial Group, Inc...........................  20,041     239,290
*   Siebert Financial Corp............................  13,141      22,208
    Sierra Bancorp....................................  88,637   1,471,374
    Silvercrest Asset Management Group, Inc. Class A..   2,000      24,660
#   Simmons First National Corp. Class A.............. 148,900   6,767,505
#   South State Corp.................................. 140,575  10,925,489
#*  Southcoast Financial Corp.........................   4,265      40,048
*   Southern First Bancshares, Inc....................  30,135     603,905
    Southern Missouri Bancorp, Inc....................  15,664     295,736
#   Southern National Bancorp of Virginia, Inc........   1,014      11,722

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Southside Bancshares, Inc......................... 168,653 $ 4,607,600
    Southwest Bancorp, Inc............................ 136,992   2,401,470
    Southwest Georgia Financial Corp..................  12,047     175,946
    State Auto Financial Corp.........................  86,069   2,082,870
#   State Bank Financial Corp.........................  22,446     454,531
    Sterling Bancorp.................................. 806,685  12,011,540
    Stewart Information Services Corp................. 192,695   7,923,618
#   Stock Yards Bancorp, Inc.......................... 128,451   4,734,704
*   Stratus Properties, Inc...........................  70,975   1,071,722
    Suffolk Bancorp................................... 116,114   3,346,405
#   Summit State Bank.................................   1,118      14,836
#*  Sun Bancorp, Inc..................................  57,146   1,193,780
    Sussex Bancorp....................................   8,000      97,200
    Talmer Bancorp, Inc. Class A......................  20,613     335,992
*   Tejon Ranch Co.................................... 212,267   5,268,467
#   Territorial Bancorp, Inc..........................  41,856   1,059,375
    Timberland Bancorp, Inc...........................  70,526     753,923
#   Tompkins Financial Corp...........................  91,747   4,958,925
#   TowneBank......................................... 135,379   2,389,439
    Trico Bancshares.................................. 162,735   4,034,201
#*  Trinity Place Holdings, Inc....................... 143,600     993,712
#*  TriState Capital Holdings, Inc....................   9,385     118,533
#   TrustCo Bank Corp. NY............................. 765,530   4,769,252
#   Trustmark Corp....................................   2,120      50,965
*   Unico American Corp............................... 113,843   1,061,017
    Union Bankshares Corp............................. 268,828   6,634,675
#   Union Bankshares, Inc.............................  14,917     390,378
    United Bancshares, Inc............................   6,297      99,178
    United Community Bancorp..........................   1,415      19,456
    United Community Banks, Inc....................... 353,002   7,367,152
#   United Community Financial Corp................... 292,172   1,507,608
    United Financial Bancorp, Inc..................... 308,468   4,161,233
    United Fire Group, Inc............................ 188,352   6,509,445
#   United Insurance Holdings Corp....................  38,606     620,012
*   United Security Bancshares........................ 117,045     593,418
    Unity Bancorp, Inc................................  36,063     354,139
#   Universal Insurance Holdings, Inc................. 405,525  11,119,495
    Univest Corp. of Pennsylvania..................... 105,579   2,104,189
#   Virtus Investment Partners, Inc...................  25,418   3,072,019
    VSB Bancorp, Inc..................................   2,848      35,586
#*  Walker & Dunlop, Inc.............................. 225,160   5,392,582
#*  Walter Investment Management Corp.................   5,902     128,664
#   Washington Trust Bancorp, Inc..................... 129,009   5,130,688
#   Waterstone Financial, Inc......................... 106,037   1,368,938
    Wayne Savings Bancshares, Inc.....................   3,361      43,155
    WesBanco, Inc..................................... 330,508  10,979,476
#   West Bancorporation, Inc..........................  89,233   1,742,720
#   Westamerica Bancorporation........................  50,965   2,496,266
*   Western Alliance Bancorp.......................... 573,908  19,415,308
    Westfield Financial, Inc.......................... 147,645   1,094,049
    Westwood Holdings Group, Inc......................  65,679   3,945,994
#   Wilshire Bancorp, Inc............................. 816,065   9,482,675
#   WisdomTree Investments, Inc....................... 109,059   2,715,569

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Financials -- (Continued)
#*  World Acceptance Corp............................. 139,940 $  7,615,535
*   Wright Investors' Service Holdings, Inc........... 109,400      160,818
#   WSFS Financial Corp...............................  65,422    1,878,266
    WVS Financial Corp................................  12,479      138,267
*   Yadkin Financial Corp.............................  36,499      783,269
    Your Community Bankshares, Inc....................   2,877       84,296
                                                               ------------
Total Financials......................................          953,839,238
                                                               ------------
Health Care -- (10.3%)
#   Abaxis, Inc.......................................  89,970    4,503,898
*   Accretive Health, Inc.............................  10,148       26,486
    Aceto Corp........................................ 318,895    7,471,710
#*  Acorda Therapeutics, Inc.......................... 256,303    8,806,571
#   Adcare Health Systems, Inc........................   2,242        8,520
*   Addus HomeCare Corp............................... 126,371    3,429,709
#*  Affymetrix, Inc................................... 808,833    8,864,810
#*  Albany Molecular Research, Inc.................... 369,176    7,804,381
#*  Alliance HealthCare Services, Inc.................  89,483    1,338,666
#*  Allied Healthcare Products, Inc...................  22,068       35,088
*   Almost Family, Inc................................  53,430    2,338,097
*   Alphatec Holdings, Inc............................ 240,411      326,959
#*  AMAG Pharmaceuticals, Inc......................... 129,586    8,280,545
#*  Amedisys, Inc..................................... 222,772    9,719,542
*   American Shared Hospital Services.................  35,563       93,531
*   Amicus Therapeutics, Inc..........................   1,613       27,727
*   AMN Healthcare Services, Inc...................... 529,097   15,571,325
#*  Ampio Pharmaceuticals, Inc........................  10,300       27,604
#*  Anacor Pharmaceuticals, Inc.......................   3,722      555,285
    Analogic Corp..................................... 141,796   11,421,668
#*  AngioDynamics, Inc................................ 273,243    4,235,267
*   ANI Pharmaceuticals, Inc..........................   2,387      169,549
#*  Anika Therapeutics, Inc........................... 175,446    6,649,403
*   Anthera Pharmaceuticals, Inc......................  13,108      143,008
*   Arqule, Inc.......................................  61,282      104,792
*   Arrhythmia Research Technology, Inc...............  16,626      105,908
*   Assembly Biosciences, Inc.........................   1,492       22,380
    Atrion Corp.......................................  19,770    7,985,103
*   Bio-Reference Laboratories, Inc................... 188,857    8,379,585
#*  Bioanalytical Systems, Inc........................   7,157        9,877
#*  Biodel, Inc.......................................  39,257       40,435
#*  Biolase, Inc......................................   2,035        2,991
#*  BioScrip, Inc..................................... 739,259    1,855,540
*   Biospecifics Technologies Corp....................  35,144    2,415,096
*   Biota Pharmaceuticals, Inc........................  76,328      181,661
#*  BioTelemetry, Inc................................. 235,042    2,874,564
#*  Bovie Medical Corp................................ 103,015      237,965
*   Cambrex Corp...................................... 360,586   17,758,860
    Cantel Medical Corp............................... 278,932   15,307,788
*   Capital Senior Living Corp........................ 315,582    7,034,323
*   Celsion Corp......................................  18,314       41,756
*   ChemoCentryx, Inc.................................   3,800       31,312
*   Cogentix Medical, Inc.............................   8,849       13,981
#   Computer Programs & Systems, Inc.................. 115,431    5,398,708

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
#           CONMED Corp.................................. 251,887 $14,287,031
#*          Corcept Therapeutics, Inc.................... 199,501   1,005,485
#*          CorMedix, Inc................................   2,942      10,297
*           Corvel Corp.................................. 266,976   8,532,553
*           Cross Country Healthcare, Inc................ 288,411   3,481,121
#           CryoLife, Inc................................ 274,290   3,003,476
#*          Cumberland Pharmaceuticals, Inc.............. 169,380   1,055,237
*           Cutera, Inc.................................. 113,290   1,719,742
*           Cyberonics, Inc.............................. 181,482  11,142,995
#*          Cynosure, Inc. Class A....................... 255,090   9,897,492
#*          Cytokinetics, Inc............................  35,396     226,180
*           CytRx Corp...................................   7,450      20,264
#*          Depomed, Inc................................. 526,988  16,600,122
#*          Derma Sciences, Inc..........................   7,230      51,695
            Digirad Corp................................. 104,281     455,708
*           Durect Corp..................................  31,668      74,420
*           Dynavax Technologies Corp....................   1,767      51,967
#*          Emergent Biosolutions, Inc................... 379,313  12,452,846
#*          Enanta Pharmaceuticals, Inc..................  14,301     724,346
            Ensign Group, Inc. (The)..................... 222,265  11,362,187
*           Enzo Biochem, Inc............................ 265,401     796,203
(degrees)*  EquiMed, Inc.................................     132          --
*           ERBA Diagnostics, Inc........................     119         223
*           Exactech, Inc................................ 102,573   2,049,409
#*          ExamWorks Group, Inc......................... 140,132   4,915,831
#*          Fibrocell Science, Inc.......................   3,400      22,168
*           Five Star Quality Care, Inc.................. 255,794   1,156,189
#*          Fortress Biotech, Inc........................   3,600      12,132
#*          Genesis Healthcare, Inc...................... 128,935     787,793
*           Greatbatch, Inc.............................. 275,143  15,003,548
#*          Hanger, Inc.................................. 280,681   6,073,937
*           Harvard Apparatus Regenerative Technology,
              Inc........................................  72,107      82,202
#*          Harvard Bioscience, Inc...................... 315,641   1,543,484
*           HealthStream, Inc............................ 138,667   3,890,996
#*          Healthways, Inc.............................. 340,125   4,305,982
#*          HMS Holdings Corp............................  71,136     819,487
*           Icad, Inc....................................   7,500      25,650
*           ICU Medical, Inc............................. 178,732  17,858,901
#*          Idera Pharmaceuticals, Inc................... 208,659     746,999
*           Infinity Pharmaceuticals, Inc................  77,087     673,740
#*          Insys Therapeutics, Inc......................  73,710   3,311,053
            Invacare Corp................................ 288,405   4,917,305
*           IPC Healthcare, Inc.......................... 166,776   9,247,729
*           Iridex Corp..................................  60,163     430,767
*           Juniper Pharmaceuticals, Inc.................   3,466      35,353
            Kewaunee Scientific Corp.....................  25,060     423,514
            Kindred Healthcare, Inc...................... 560,962  11,572,646
#*          La Jolla Pharmaceutical Co...................   1,070      32,528
#           Landauer, Inc................................  22,648     803,551
#*          Lannett Co., Inc............................. 107,978   6,435,489
            LeMaitre Vascular, Inc....................... 170,177   2,423,320
#*          Lexicon Pharmaceuticals, Inc.................   2,501      21,108
*           LHC Group, Inc............................... 125,601   5,060,464

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#*          Ligand Pharmaceuticals, Inc. Class B.........   131,062 $14,188,772
#*          Lipocine, Inc................................     6,669      82,429
#*          Luminex Corp.................................   118,362   2,039,377
*           Magellan Health, Inc.........................     2,509     152,020
*           Masimo Corp..................................   172,115   7,173,753
#*          Mast Therapeutics, Inc.......................    72,438      31,873
#*          MedAssets, Inc...............................   657,803  15,326,810
(degrees)*  MedCath Corp.................................    92,602          --
#*          MediciNova, Inc..............................    75,542     281,016
*           Merge Healthcare, Inc........................   186,290   1,022,732
#           Meridian Bioscience, Inc.....................   232,661   4,208,837
*           Merit Medical Systems, Inc...................   455,034  11,630,669
*           MGC Diagnostics Corp.........................     1,294       6,988
*           Misonix, Inc.................................    62,661     582,747
*           Momenta Pharmaceuticals, Inc.................   326,220   7,092,023
#           National Healthcare Corp.....................   103,645   6,550,364
            National Research Corp. Class A..............   200,790   2,971,692
#           National Research Corp. Class B..............    33,719   1,173,758
#*          Natus Medical, Inc...........................   377,983  17,069,712
*           Neogen Corp..................................    55,190   3,211,506
*           Omnicell, Inc................................   362,211  13,227,946
#*          OncoGenex Pharmaceuticals, Inc...............    16,093      55,521
#*          OraSure Technologies, Inc....................   103,470     511,142
*           Orthofix International NV....................   149,818   4,997,928
*           Pain Therapeutics, Inc.......................   175,493     331,682
#*          PDI, Inc.....................................   162,636     346,415
#           PDL BioPharma, Inc........................... 1,006,043   5,855,170
#*          Pernix Therapeutics Holdings, Inc............    46,710     232,616
*           PharMerica Corp..............................   324,488  11,087,755
#           Phibro Animal Health Corp. Class A...........     7,529     295,739
#*          PhotoMedex, Inc..............................    27,458      30,478
#*          Pozen, Inc...................................   192,021   2,227,444
*           Prestige Brands Holdings, Inc................   221,551  10,550,259
#*          Progenics Pharmaceuticals, Inc...............   162,555   1,407,726
#*          ProPhase Labs, Inc...........................    56,585      85,443
#*          Providence Service Corp. (The)...............   159,725   7,516,658
#*          pSivida Corp.................................     9,009      36,577
            Psychemedics Corp............................     1,558      18,712
#           Quality Systems, Inc.........................   357,432   4,557,258
#*          Quidel Corp..................................   180,690   3,742,090
#*          RadNet, Inc..................................   198,320   1,326,761
*           Receptos, Inc................................    17,462   3,978,891
#*          Repligen Corp................................   375,025  13,129,625
*           Retractable Technologies, Inc................     4,372      17,051
*           Rigel Pharmaceuticals, Inc...................   306,194     912,458
*           RTI Surgical, Inc............................   444,989   3,239,520
#*          Sagent Pharmaceuticals, Inc..................    86,578   2,128,087
#*          SciClone Pharmaceuticals, Inc................   571,608   5,207,349
#*          Sequenom, Inc................................     6,000      16,920
            Simulations Plus, Inc........................   123,672     798,921
            Span-America Medical Systems, Inc............    32,884     581,389
*           Special Diversified Opportunities, Inc.......     4,062       4,387
#*          Spectrum Pharmaceuticals, Inc................   458,220   3,168,591

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Health Care -- (Continued)
#*  Stereotaxis, Inc..................................  10,471 $     15,078
#*  Sucampo Pharmaceuticals, Inc. Class A............. 217,376    4,736,623
*   Supernus Pharmaceuticals, Inc..................... 104,480    2,216,021
*   Surgical Care Affiliates, Inc.....................  16,000      608,320
#*  SurModics, Inc.................................... 150,399    3,532,873
*   Symmetry Surgical, Inc............................  72,365      602,800
*   Targacept, Inc....................................  65,625      161,438
#*  Tonix Pharmaceuticals Holding Corp................   6,320       53,278
*   Tornier NV........................................ 125,046    3,112,395
#*  Triple-S Management Corp. Class B................. 146,976    3,171,742
#*  Universal American Corp........................... 588,428    5,454,728
    US Physical Therapy, Inc.......................... 117,668    6,219,930
    Utah Medical Products, Inc........................  48,415    2,646,848
#*  Vanda Pharmaceuticals, Inc........................  17,928      219,439
*   Vascular Solutions, Inc........................... 179,549    6,684,609
#*  Verastem, Inc.....................................   3,107       22,681
*   Vical, Inc........................................   9,524        6,133
*   Vocera Communications, Inc........................   4,000       49,600
#*  Wright Medical Group, Inc.........................  71,778    1,854,744
                                                               ------------
Total Health Care.....................................          611,077,706
                                                               ------------
Industrials -- (17.2%)
#   AAON, Inc......................................... 620,909   13,777,971
    AAR Corp.......................................... 302,851    8,161,834
    ABM Industries, Inc...............................  56,869    1,874,402
#   Acacia Research Corp..............................  44,214      416,054
*   ACCO Brands Corp.................................. 517,169    4,230,442
*   Accuride Corp.....................................  89,165      362,902
    Acme United Corp..................................  30,407      554,320
*   Active Power, Inc.................................  65,376      129,444
    Actuant Corp. Class A.............................  22,779      525,284
#*  Adept Technology, Inc.............................  59,044      422,755
#*  Aegion Corp....................................... 330,027    6,524,634
#*  AeroCentury Corp..................................   9,017       72,767
#*  Aerojet Rocketdyne Holdings, Inc.................. 329,058    7,703,248
#*  Aerovironment, Inc................................ 264,851    6,902,017
*   Air Transport Services Group, Inc................. 380,837    3,941,663
#   Aircastle, Ltd.................................... 223,509    5,379,862
    Alamo Group, Inc..................................  89,106    4,681,629
    Albany International Corp. Class A................ 251,940    9,377,207
    Allied Motion Technologies, Inc...................  55,341    1,169,909
#   Altra Industrial Motion Corp...................... 274,764    6,979,006
#*  Ameresco, Inc. Class A............................ 104,747      722,754
#   American Railcar Industries, Inc.................. 177,624    7,096,079
#   American Science & Engineering, Inc...............  67,191    3,002,766
#*  American Superconductor Corp......................   5,830       29,150
#*  American Woodmark Corp............................ 170,763   11,229,375
#*  AMREP Corp........................................  66,450      342,217
    Apogee Enterprises, Inc........................... 332,904   18,369,643
*   ARC Document Solutions, Inc....................... 318,079    2,197,926
    ArcBest Corp...................................... 194,878    6,440,718
    Argan, Inc........................................  92,108    3,581,159
#*  Arotech Corp...................................... 120,037      277,285

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
            Art's-Way Manufacturing Co., Inc.............     200 $       910
            Astec Industries, Inc........................ 179,817   7,068,606
*           Astronics Corp............................... 143,774   8,913,988
#*          Astronics Corp. Class B......................  53,229   3,304,456
*           Atlas Air Worldwide Holdings, Inc............  77,396   3,804,013
*           Avalon Holdings Corp. Class A................  20,575      41,356
#           AZZ, Inc..................................... 266,317  13,781,905
            Barrett Business Services, Inc...............  19,854     821,956
*           Beacon Roofing Supply, Inc...................  63,004   2,205,140
*           Blount International, Inc.................... 553,819   4,629,927
*           BlueLinx Holdings, Inc....................... 184,488     175,264
#           Brady Corp. Class A..........................  96,314   2,265,305
*           Breeze-Eastern Corp..........................  98,241   1,208,364
#           Briggs & Stratton Corp....................... 409,192   7,561,868
            Brink's Co. (The)............................ 201,354   6,288,285
#*          Broadwind Energy, Inc........................     890       3,168
#*          Builders FirstSource, Inc.................... 194,294   2,922,182
*           CAI International, Inc....................... 139,596   1,962,720
#*          Casella Waste Systems, Inc. Class A.......... 477,000   3,028,950
#*          CBIZ, Inc.................................... 609,119   5,969,366
            CDI Corp..................................... 108,321   1,311,767
#           Ceco Environmental Corp...................... 154,336   1,389,024
            Celadon Group, Inc........................... 230,771   5,007,731
#*          Cenveo, Inc..................................  30,639      53,618
*           Chart Industries, Inc........................   6,213     169,615
            Chicago Rivet & Machine Co...................  17,700     460,554
            CIRCOR International, Inc.................... 162,854   7,789,307
            Columbus McKinnon Corp....................... 169,842   3,984,493
            Comfort Systems USA, Inc..................... 371,167  10,259,056
*           Command Security Corp........................  17,842      32,116
#*          Commercial Vehicle Group, Inc................ 152,637     902,085
            Compx International, Inc.....................  18,270     215,221
            Conrad Industries, Inc.......................  18,360     549,882
*           Continental Building Products, Inc...........  34,031     722,818
*           Continental Materials Corp...................  14,518     217,407
*           Covenant Transportation Group, Inc. Class A.. 145,347   3,431,643
#*          CPI Aerostructures, Inc......................  48,356     435,204
*           CRA International, Inc....................... 100,725   2,350,921
(degrees)*  CTPartners Executive Search, Inc.............  11,440       2,517
            Cubic Corp...................................  37,896   1,681,445
            Douglas Dynamics, Inc........................ 219,982   4,514,031
*           Ducommun, Inc................................  98,910   2,368,894
*           DXP Enterprises, Inc......................... 108,135   3,968,554
*           Dycom Industries, Inc........................ 314,892  20,801,765
#           Dynamic Materials Corp.......................  81,264     916,658
            Eastern Co. (The)............................  55,897     971,490
*           Echo Global Logistics, Inc................... 231,394   7,474,026
            Ecology and Environment, Inc. Class A........  19,292     218,193
            Encore Wire Corp............................. 213,432   7,327,121
#*          Energy Recovery, Inc......................... 244,812     643,856
            Engility Holdings, Inc.......................  72,513   1,588,760
            Ennis, Inc................................... 231,323   3,881,600
#           EnPro Industries, Inc........................ 228,874  11,599,334

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   Environmental Tectonics Corp......................  60,400 $    75,500
    EnviroStar, Inc...................................  33,694     182,621
    ESCO Technologies, Inc............................ 170,969   6,508,790
    Espey Manufacturing & Electronics Corp............  35,187     942,308
    Essendant, Inc....................................  11,090     408,334
#   Exponent, Inc..................................... 275,800  12,270,342
    Federal Signal Corp............................... 696,542  10,420,268
    Forward Air Corp.................................. 263,354  12,785,837
*   Franklin Covey Co................................. 167,310   3,163,832
#   FreightCar America, Inc........................... 107,527   2,070,970
#*  FTI Consulting, Inc...............................  25,489   1,043,010
#*  Fuel Tech, Inc.................................... 136,361     248,177
*   Furmanite Corp.................................... 366,396   2,388,902
    G&K Services, Inc. Class A........................ 206,364  13,529,224
#*  Genco Shipping & Trading, Ltd.....................  26,017     189,140
#*  Gencor Industries, Inc............................  15,936     152,826
#   General Cable Corp................................ 226,758   3,700,691
*   Gibraltar Industries, Inc......................... 279,413   5,347,965
    Global Brass & Copper Holdings, Inc...............  39,123     659,223
    Global Power Equipment Group, Inc.................  44,225     298,519
#*  Goldfield Corp. (The).............................  44,025      61,635
#   Gorman-Rupp Co. (The)............................. 244,481   6,268,493
*   GP Strategies Corp................................ 171,038   4,907,080
*   GrafTech International, Ltd....................... 331,834   1,669,125
    Graham Corp.......................................  70,767   1,336,081
    Granite Construction, Inc......................... 226,399   7,702,094
*   Great Lakes Dredge & Dock Corp.................... 470,651   2,386,201
#   Greenbrier Cos., Inc. (The)....................... 225,493  10,316,305
#   Griffon Corp...................................... 411,553   7,095,174
    H&E Equipment Services, Inc....................... 356,692   6,399,054
    Hardinge, Inc.....................................  96,286     818,431
#   Harsco Corp.......................................  83,791   1,151,288
#*  Hawaiian Holdings, Inc............................ 590,692  12,829,830
#*  HC2 Holdings, Inc.................................  87,300     680,940
    Heidrick & Struggles International, Inc........... 161,061   3,522,404
*   Heritage-Crystal Clean, Inc.......................  18,365     235,990
*   Hill International, Inc........................... 318,662   1,523,204
    Houston Wire & Cable Co........................... 194,235   1,794,731
*   Hub Group, Inc. Class A........................... 117,066   4,931,991
*   Hudson Global, Inc................................ 216,487     471,942
#*  Hudson Technologies, Inc..........................  20,484      69,646
    Hurco Cos., Inc...................................  55,714   1,743,848
#*  Huron Consulting Group, Inc....................... 195,727  14,967,244
*   Huttig Building Products, Inc..................... 161,870     529,315
    Hyster-Yale Materials Handling, Inc...............  88,718   6,003,547
*   ICF International, Inc............................ 120,498   4,417,457
#*  InnerWorkings, Inc................................ 165,757   1,243,177
#*  Innovative Solutions & Support, Inc............... 139,210     414,846
    Insperity, Inc.................................... 261,242  13,135,248
    Insteel Industries, Inc........................... 111,855   1,827,711
*   Integrated Electrical Services, Inc............... 143,537     963,133
*   Intelligent Systems Corp..........................   4,600      13,478
    Interface, Inc.................................... 656,312  17,044,423

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#   International Shipholding Corp....................    58,108 $   291,121
#*  Intersections, Inc................................   151,724     338,344
    John Bean Technologies Corp.......................   269,928   9,838,876
    Kadant, Inc.......................................    97,162   4,429,616
#   Kaman Corp........................................   257,270  10,154,447
#   Kelly Services, Inc. Class A......................   275,994   4,123,350
    Kelly Services, Inc. Class B......................       635       9,547
*   Key Technology, Inc...............................    49,705     621,810
#*  KEYW Holding Corp. (The)..........................     1,585      12,886
    Kforce, Inc.......................................   391,825   9,156,950
    Kimball International, Inc. Class B...............   253,098   2,865,069
    Knoll, Inc........................................   508,618  12,308,556
    Korn/Ferry International..........................   447,861  14,994,386
#*  Kratos Defense & Security Solutions, Inc..........   355,949   1,943,482
#*  Lawson Products, Inc..............................    82,104   2,246,365
#*  Layne Christensen Co..............................   144,893   1,202,612
    LB Foster Co. Class A.............................   101,092   2,967,050
#   Lindsay Corp......................................   110,855   9,297,409
#*  LMI Aerospace, Inc................................    99,867   1,008,657
    LS Starrett Co. (The) Class A.....................    51,344     860,012
#   LSI Industries, Inc...............................   206,435   2,056,093
#*  Lydall, Inc.......................................   141,218   4,195,587
*   Magnetek, Inc.....................................    29,811   1,481,309
#*  Manitex International, Inc........................     9,596      60,647
    Marten Transport, Ltd.............................   304,206   5,898,554
#*  MasTec, Inc.......................................    12,667     233,453
*   Mastech Holdings, Inc.............................    14,852     120,895
    Matson, Inc.......................................   212,079   8,784,312
#   Matthews International Corp. Class A..............   162,001   8,723,754
#   McGrath RentCorp..................................   228,488   5,794,456
*   Meritor, Inc...................................... 1,152,866  16,232,353
*   Mfri, Inc.........................................    57,134     321,093
    Miller Industries, Inc............................    81,772   1,431,828
*   Mistras Group, Inc................................   145,955   2,625,730
#*  MRC Global, Inc...................................    49,629     637,733
    Mueller Water Products, Inc. Class A.............. 1,637,364  14,621,660
    Multi-Color Corp..................................   131,229   8,380,284
*   MYR Group, Inc....................................   176,634   5,306,085
#   National Presto Industries, Inc...................    40,703   3,222,049
*   Navigant Consulting, Inc..........................   331,587   5,212,548
#*  NCI Building Systems, Inc.........................    70,186     908,909
#*  NL Industries, Inc................................   236,934   1,594,566
#   NN, Inc...........................................   186,183   4,250,558
#*  Nortek, Inc.......................................     6,954     567,377
#*  Northwest Pipe Co.................................    87,332   1,576,343
*   NV5 Holdings, Inc.................................     3,730      90,229
#   Omega Flex, Inc...................................    99,778   3,237,796
#*  Orbit International Corp..........................     2,185       6,533
    Orbital ATK, Inc..................................   133,028   9,438,337
#*  Orion Energy Systems, Inc.........................    43,964      94,523
*   Orion Marine Group, Inc...........................   112,793     816,621
*   PAM Transportation Services, Inc..................    67,702   3,561,125
    Park-Ohio Holdings Corp...........................    99,433   4,465,536

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   Patrick Industries, Inc........................... 145,173 $ 5,232,035
#*  Patriot Transportation Holding, Inc...............  30,858     721,460
*   Paul Mueller Co...................................  10,813     346,016
*   Pendrell Corp..................................... 126,908     175,133
#*  Performant Financial Corp......................... 280,600     878,278
*   PGT, Inc.......................................... 410,743   6,600,640
#*  Plug Power, Inc...................................     881       2,282
#*  Ply Gem Holdings, Inc.............................  52,357     756,559
*   PMFG, Inc.........................................  96,678     594,570
    Powell Industries, Inc............................ 110,611   3,300,632
#*  Power Solutions International, Inc................   9,735     403,808
#*  PowerSecure International, Inc.................... 251,418   3,806,468
    Preformed Line Products Co........................  51,141   1,762,319
#   Primoris Services Corp............................ 366,147   6,645,568
    Providence and Worcester Railroad Co..............  18,747     318,699
    Quad/Graphics, Inc................................  59,893     985,240
*   Quality Distribution, Inc......................... 192,083   3,056,041
    Quanex Building Products Corp..................... 324,254   6,511,020
*   Radiant Logistics, Inc............................  15,454      98,133
#   Raven Industries, Inc............................. 410,719   7,980,270
*   RBC Bearings, Inc................................. 157,702  10,684,310
    RCM Technologies, Inc............................. 111,638     564,888
*   Republic Airways Holdings, Inc.................... 320,082   1,613,213
    Resources Connection, Inc......................... 299,947   4,748,161
#*  Roadrunner Transportation Systems, Inc............ 217,536   5,695,092
*   RPX Corp.......................................... 274,937   4,256,025
    RR Donnelley & Sons Co............................  24,346     427,268
*   Rush Enterprises, Inc. Class A.................... 241,033   6,143,931
*   Rush Enterprises, Inc. Class B.................... 114,340   2,650,401
#*  Saia, Inc......................................... 287,802  12,496,363
#   Servotronics, Inc.................................  24,804     151,924
    SIFCO Industries, Inc.............................  45,608     626,654
    Simpson Manufacturing Co., Inc....................   1,078      38,614
#   SkyWest, Inc...................................... 354,803   5,875,538
*   SL Industries, Inc................................  54,167   2,120,638
#   SmartPros, Ltd....................................  38,973      77,167
#*  SP Plus Corp...................................... 168,201   4,398,456
*   Sparton Corp......................................  53,461   1,275,579
    Standex International Corp........................ 126,294   9,451,843
#*  Sterling Construction Co., Inc.................... 115,702     542,642
#*  Stock Building Supply Holdings, Inc...............   9,205     178,393
#   Sun Hydraulics Corp............................... 238,658   8,453,266
    Supreme Industries, Inc. Class A.................. 106,580     878,219
#   TAL International Group, Inc......................  55,883   1,106,483
#*  Taser International, Inc.......................... 574,558  15,639,469
*   Team, Inc......................................... 177,375   7,698,075
*   Tecumseh Products Co.............................. 129,417     253,657
*   Tel-Instrument Electronics Corp...................  18,440      91,831
    Tennant Co........................................ 172,358  10,308,732
    Tetra Tech, Inc...................................  23,153     616,796
*   Thermon Group Holdings, Inc....................... 124,300   2,999,359
#   Titan International, Inc.......................... 456,081   4,259,797

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Industrials -- (Continued)
#*  Titan Machinery, Inc.............................. 153,783 $    2,160,651
*   Transcat, Inc.....................................  42,500        401,200
*   TRC Cos., Inc..................................... 200,558      1,925,357
#*  Trex Co., Inc..................................... 223,812     10,154,350
*   Trimas Corp....................................... 275,823      6,481,840
*   TrueBlue, Inc..................................... 453,725     11,687,956
#*  Tutor Perini Corp................................. 262,204      5,487,930
    Twin Disc, Inc....................................  90,352      1,454,667
*   Ultralife Corp.................................... 106,484        433,390
#*  Ultrapetrol Bahamas, Ltd..........................   6,299          4,942
#   Universal Forest Products, Inc.................... 156,487      9,936,924
    Universal Truckload Services, Inc.................  78,668      1,662,255
#   US Ecology, Inc................................... 220,462     10,117,001
*   USA Truck, Inc....................................  72,657      1,421,171
#*  UTi Worldwide, Inc................................ 232,312      1,951,421
#*  Veritiv Corp......................................   4,497        167,558
*   Versar, Inc.......................................  44,956        153,300
    Viad Corp......................................... 165,070      4,732,557
#*  Vicor Corp........................................ 258,595      2,691,974
*   Virco Manufacturing Corp.......................... 133,476        345,703
#*  Volt Information Sciences, Inc.................... 191,283      1,842,055
#   VSE Corp..........................................  33,976      1,610,462
#*  Wabash National Corp.............................. 782,769     10,755,246
#*  Wesco Aircraft Holdings, Inc......................  35,543        511,464
*   Willdan Group, Inc................................  41,072        423,863
*   Willis Lease Finance Corp.........................  76,317      1,272,968
*   Xerium Technologies, Inc..........................  10,783        182,987
#*  YRC Worldwide, Inc................................  62,132      1,199,148
                                                               --------------
Total Industrials.....................................          1,016,824,118
                                                               --------------
Information Technology -- (14.2%)
*   Actua Corp........................................ 374,972      5,523,338
#*  Acxiom Corp.......................................  59,561      1,066,738
*   ADDvantage Technologies Group, Inc................  84,703        191,429
    ADTRAN, Inc....................................... 371,966      6,137,439
*   Advanced Energy Industries, Inc................... 474,542     12,428,255
*   Aehr Test Systems.................................  16,207         36,304
#*  Agilysys, Inc..................................... 199,767      1,692,026
    Alliance Fiber Optic Products, Inc................  36,862        739,820
#*  Alpha & Omega Semiconductor, Ltd..................  80,331        630,598
#   American Software, Inc. Class A................... 224,049      2,065,732
*   Amkor Technology, Inc.............................   9,821         43,311
*   Amtech Systems, Inc...............................  98,930        653,927
#*  ANADIGICS, Inc.................................... 384,736        242,384
#*  Angie's List, Inc.................................  44,647        223,235
    Astro-Med, Inc....................................  58,981        815,707
*   Autobytel, Inc....................................  78,058      1,197,410
*   AVG Technologies NV............................... 432,936     12,442,581
*   Aviat Networks, Inc............................... 325,838        371,455
#*  Avid Technology, Inc.............................. 247,532      3,034,742
*   Aware, Inc........................................ 143,064        474,972
*   Axcelis Technologies, Inc......................... 951,010      2,805,480
*   AXT, Inc.......................................... 285,511        670,951

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
#           Badger Meter, Inc............................ 154,482 $ 9,086,631
*           Bazaarvoice, Inc.............................  24,967     140,814
#           Bel Fuse, Inc. Class A.......................  33,988     654,269
#           Bel Fuse, Inc. Class B.......................  91,949   2,030,234
*           Benchmark Electronics, Inc...................  15,515     342,261
            Black Box Corp............................... 142,346   2,229,138
#*          Blucora, Inc................................. 402,740   5,706,826
(degrees)*  Bogen Corp...................................  33,103          --
#*          Bottomline Technologies de, Inc.............. 238,682   6,554,208
*           BroadSoft, Inc...............................   4,897     171,003
*           BroadVision, Inc.............................  16,737      92,221
#           Brooks Automation, Inc....................... 515,697   5,440,603
*           Bsquare Corp.................................  94,616     609,327
*           Cabot Microelectronics Corp.................. 274,433  12,442,792
#*          CalAmp Corp.................................. 383,969   6,569,710
*           Calix, Inc................................... 363,653   3,065,595
*           Carbonite, Inc...............................   8,293      99,018
#*          Cardtronics, Inc.............................  16,870     625,371
*           Cartesian, Inc...............................  24,412      80,315
*           Cascade Microtech, Inc....................... 109,205   1,628,247
#           Cass Information Systems, Inc................  57,645   3,032,127
#*          Ceva, Inc.................................... 168,318   3,152,596
            Checkpoint Systems, Inc...................... 234,573   2,050,168
*           CIBER, Inc................................... 461,889   1,528,853
*           Cirrus Logic, Inc............................ 454,759  15,011,595
#*          Clearfield, Inc.............................. 101,538   1,998,268
#*          Coherent, Inc................................  33,146   1,920,811
            Cohu, Inc.................................... 177,744   1,761,443
            Communications Systems, Inc..................  79,847     802,462
            Computer Task Group, Inc..................... 174,468   1,219,531
*           comScore, Inc................................  12,575     735,638
            Comtech Telecommunications Corp.............. 143,143   4,123,950
            Concurrent Computer Corp.....................  34,201     182,975
#*          Constant Contact, Inc........................ 212,236   5,484,178
#*          Control4 Corp................................   8,532      70,816
#*          Cray, Inc.................................... 327,893   8,505,544
#*          Crexendo, Inc................................  95,326     204,951
#           CSG Systems International, Inc............... 347,656  10,812,102
            CSP, Inc.....................................  49,891     340,756
#           CTS Corp..................................... 263,399   4,949,267
#*          CUI Global, Inc..............................   3,773      21,770
#*          CVD Equipment Corp...........................  31,867     339,384
*           CyberOptics Corp.............................  56,931     334,185
#           Cypress Semiconductor Corp................... 697,697   8,009,562
#           Daktronics, Inc.............................. 323,976   3,703,046
*           Data I/O Corp................................  77,000     223,300
*           Datalink Corp................................ 193,407   1,311,299
#*          Datawatch Corp...............................  18,488      87,448
#*          Demand Media, Inc............................  51,617     307,121
*           DHI Group, Inc............................... 601,319   4,792,512
*           Digi International, Inc...................... 234,268   2,370,792
#*          Digimarc Corp................................  26,533   1,054,421
*           Diodes, Inc.................................. 251,513   5,581,073

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Dot Hill Systems Corp............................. 591,425 $ 3,737,806
*   DSP Group, Inc.................................... 238,964   2,086,156
#*  DTS, Inc.......................................... 195,105   5,558,541
    EarthLink Holdings Corp........................... 986,829   7,243,325
#*  Eastman Kodak Co..................................     400       5,452
#   Ebix, Inc......................................... 242,966   7,529,516
*   Edgewater Technology, Inc.........................  87,868     622,984
    Electro Rent Corp................................. 236,631   2,378,142
#   Electro Scientific Industries, Inc................ 137,417     632,118
*   Electro-Sensors, Inc..............................   3,450      13,421
*   Electronics for Imaging, Inc...................... 148,876   6,803,633
#*  Ellie Mae, Inc....................................  96,783   7,592,626
*   eMagin Corp.......................................  52,807     144,691
*   Emcore Corp....................................... 195,266   1,208,697
#*  EnerNOC, Inc...................................... 258,045   2,123,710
*   Entegris, Inc..................................... 140,991   2,088,782
#*  Envestnet, Inc.................................... 112,652   5,102,009
#*  Envivio, Inc......................................  10,076      18,338
    EPIQ Systems, Inc................................. 287,997   4,766,350
*   ePlus, Inc........................................  54,754   4,211,130
    Evolving Systems, Inc.............................  35,800     301,794
#*  Exar Corp......................................... 444,089   3,494,980
*   ExlService Holdings, Inc.......................... 290,441  11,260,398
#*  Extreme Networks, Inc............................. 666,754   1,546,869
*   Fabrinet.......................................... 193,636   3,593,884
#*  FalconStor Software, Inc.......................... 248,799     348,319
#*  FARO Technologies, Inc............................ 174,538   7,660,473
#*  FormFactor, Inc................................... 359,273   2,597,544
#   Forrester Research, Inc........................... 252,890   7,910,399
*   Frequency Electronics, Inc........................  74,860     834,689
#*  Giga-tronics, Inc.................................  27,752      41,906
*   GigOptix, Inc.....................................  17,808      41,671
*   Global Cash Access Holdings, Inc.................. 710,391   3,587,475
    Globalscape, Inc..................................  10,430      36,922
#*  Glu Mobile, Inc...................................  27,349     160,402
*   GSE Systems, Inc.................................. 127,249     203,598
*   GSI Group, Inc.................................... 111,668   1,582,336
*   GSI Technology, Inc...............................  78,753     405,578
*   GTT Communications, Inc...........................  65,046   1,511,019
#*  Guidance Software, Inc............................   1,450      14,602
    Hackett Group, Inc. (The)......................... 376,995   4,825,536
*   Harmonic, Inc..................................... 967,937   5,817,301
    Heartland Payment Systems, Inc.................... 174,074  10,844,810
#*  Higher One Holdings, Inc.......................... 226,945     526,512
#*  Hutchinson Technology, Inc........................ 240,837     438,323
#*  ID Systems, Inc...................................  55,135     308,205
#*  Identiv, Inc......................................  20,615      94,829
*   IEC Electronics Corp..............................  39,059     150,377
*   II-VI, Inc........................................ 109,083   1,854,411
*   Imation Corp...................................... 192,872     790,775
#*  Immersion Corp....................................  70,349     965,188
#*  Infinera Corp..................................... 828,510  19,834,529
*   Innodata, Inc..................................... 217,125     566,696

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#*  Inphi Corp........................................    88,825 $ 2,018,992
*   Insight Enterprises, Inc..........................   381,692  10,301,867
#*  Integrated Device Technology, Inc.................   564,261  10,783,028
    Integrated Silicon Solution, Inc..................   234,210   5,136,225
#*  Intellicheck Mobilisa, Inc........................     3,776       3,266
#*  InterCloud Systems, Inc...........................    14,739      29,625
#*  Internap Corp.....................................   584,981   5,387,675
*   Internet Patents Corp.............................    12,966      40,195
#   Intersil Corp. Class A............................    78,437     873,004
*   inTEST Corp.......................................    84,141     361,806
#*  Intevac, Inc......................................   175,320     853,808
*   IntraLinks Holdings, Inc..........................   155,058   1,761,459
*   IntriCon Corp.....................................    53,872     382,491
*   Inuvo, Inc........................................    29,673      87,832
#*  iPass, Inc........................................   359,925     392,318
*   Iteris, Inc.......................................    52,380      96,903
#*  Itron, Inc........................................    40,036   1,290,360
*   Ixia..............................................   608,603   8,033,560
    IXYS Corp.........................................   300,769   3,146,044
*   Kemet Corp........................................   246,930     575,347
*   Key Tronic Corp...................................    23,306     233,293
*   Kimball Electronics, Inc..........................   179,364   2,405,271
#*  Knowles Corp......................................     2,382      45,377
#*  Kopin Corp........................................   665,900   1,984,382
*   Kulicke & Soffa Industries, Inc...................   641,866   6,681,825
*   KVH Industries, Inc...............................   156,778   1,925,234
*   Lantronix, Inc....................................        45          63
*   Lattice Semiconductor Corp........................ 1,355,829   6,670,679
#*  LGL Group, Inc. (The).............................    29,250     127,823
#*  Lightpath Technologies, Inc. Class A..............     6,350      10,033
*   Limelight Networks, Inc...........................   738,429   2,783,877
*   Lionbridge Technologies, Inc......................   457,965   2,692,834
*   Liquidity Services, Inc...........................     3,941      35,390
#*  LoJack Corp.......................................   174,726     613,288
*   Luna Innovations, Inc.............................    17,526      20,505
#*  M/A-COM Technology Solutions Holdings, Inc........     8,609     290,209
#*  Magnachip Semiconductor Corp......................    73,037     625,197
*   Manhattan Associates, Inc.........................   361,726  23,447,079
    ManTech International Corp. Class A...............   102,799   3,064,438
    Marchex, Inc. Class B.............................   155,647     715,976
*   Marin Software, Inc...............................     7,727      43,194
#*  Mattersight Corp..................................    42,967     281,434
*   Mattson Technology, Inc...........................   161,707     462,482
*   MaxLinear, Inc. Class A...........................   134,860   1,467,277
#*  Maxwell Technologies, Inc.........................   255,622   1,173,305
#*  MeetMe, Inc.......................................     6,965      13,094
*   Mercury Systems, Inc..............................   231,291   3,258,890
#   Mesa Laboratories, Inc............................    31,482   3,259,646
    Methode Electronics, Inc..........................   456,176  12,239,202
    Micrel, Inc.......................................   607,724   8,477,750
#*  Millennial Media, Inc.............................    27,200      46,784
    MOCON, Inc........................................    62,606     987,923
#*  ModusLink Global Solutions, Inc...................   228,865     743,811

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
#*  MoneyGram International, Inc......................  53,125 $   541,875
    Monotype Imaging Holdings, Inc.................... 356,407   8,885,227
#*  Monster Worldwide, Inc............................ 945,894   6,668,553
#*  MoSys, Inc........................................ 154,045     214,123
#*  MRV Communications, Inc...........................  60,544     725,923
#   MTS Systems Corp.................................. 168,749  10,902,873
#*  Multi-Fineline Electronix, Inc.................... 182,275   3,255,432
#*  Nanometrics, Inc.................................. 209,158   2,861,281
*   NAPCO Security Technologies, Inc.................. 307,597   1,808,670
    NCI, Inc. Class A.................................  50,172     564,435
*   NeoPhotonics Corp.................................  17,037     150,948
*   NETGEAR, Inc...................................... 133,579   4,473,561
*   Netscout Systems, Inc............................. 355,001  14,157,440
*   Newport Corp...................................... 380,383   6,025,267
    NIC, Inc.......................................... 551,143   9,942,620
#*  Novatel Wireless, Inc............................. 167,248     413,103
*   Numerex Corp. Class A.............................  72,177     610,617
#*  Oclaro, Inc....................................... 329,214     757,192
*   OmniVision Technologies, Inc...................... 449,458  10,975,764
*   Omtool, Ltd.......................................  30,770      61,540
#*  Onvia, Inc........................................   6,308      26,620
    Optical Cable Corp................................  55,836     186,492
*   OSI Systems, Inc.................................. 189,925  13,328,937
*   PAR Technology Corp............................... 131,950     592,456
    Park Electrochemical Corp......................... 190,030   3,355,930
#   PC Connection, Inc................................ 102,863   2,282,530
    PC-Tel, Inc....................................... 181,804   1,281,718
*   PCM, Inc.......................................... 115,111   1,159,168
*   PDF Solutions, Inc................................ 206,141   2,888,035
    Pegasystems, Inc..................................  20,814     563,851
    Perceptron, Inc...................................  64,137     562,481
*   Perficient, Inc................................... 302,801   4,914,460
    Pericom Semiconductor Corp........................ 213,204   2,552,052
*   Pfsweb, Inc.......................................  29,774     375,748
*   Photronics, Inc................................... 447,165   3,689,111
*   Planar Systems, Inc............................... 218,471     908,839
*   Planet Payment, Inc...............................   4,281      10,917
*   Plexus Corp....................................... 204,286   7,791,468
*   PMC-Sierra, Inc................................... 732,934   4,991,281
    Power Integrations, Inc...........................  51,206   1,984,745
*   PRGX Global, Inc.................................. 137,467     574,612
*   Progress Software Corp............................ 244,011   7,242,246
    QAD, Inc. Class A................................. 138,875   3,706,574
    QAD, Inc. Class B.................................  31,205     668,723
*   QLogic Corp....................................... 625,594   5,549,019
*   Qorvo, Inc........................................  78,707   4,561,071
*   Qualstar Corp.....................................  90,434      92,243
#*  Quantum Corp...................................... 167,171     177,201
*   QuinStreet, Inc...................................  62,974     366,509
*   Qumu Corp.........................................  85,784     463,234
*   Radisys Corp...................................... 205,406     587,461
#*  Rambus, Inc....................................... 779,329  10,201,417
#*  RealD, Inc........................................ 170,125   2,135,069

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   RealNetworks, Inc................................. 366,481 $ 1,715,131
*   RealPage, Inc.....................................   1,734      33,293
    Reis, Inc.........................................  85,439   2,089,838
#*  Relm Wireless Corp................................  40,346     137,661
*   RetailMeNot, Inc..................................  71,675   1,085,876
#   RF Industries, Ltd................................  56,930     243,091
    Richardson Electronics, Ltd....................... 130,504     857,411
#*  Rightside Group, Ltd..............................  36,226     259,016
*   Rocket Fuel, Inc..................................  15,448     117,714
*   Rofin-Sinar Technologies, Inc..................... 182,662   4,555,590
*   Rogers Corp....................................... 146,854   8,219,418
#*  Rosetta Stone, Inc................................ 139,864   1,016,811
#*  Rovi Corp.........................................   1,693      18,606
#*  Rubicon Technology, Inc........................... 107,403     190,103
#*  Ruckus Wireless, Inc.............................. 141,514   1,744,868
*   Rudolph Technologies, Inc......................... 312,836   3,510,020
*   ScanSource, Inc................................... 230,353   8,714,254
*   SciQuest, Inc.....................................   7,452      88,604
#*  Seachange International, Inc...................... 340,735   2,347,664
#*  Selectica, Inc....................................  26,569     114,778
#*  ServiceSource International, Inc..................  82,605     437,807
*   Sevcon, Inc.......................................  56,400     550,464
*   ShoreTel, Inc..................................... 301,933   2,140,705
*   Sigma Designs, Inc................................ 357,882   3,711,236
*   Sigmatron International, Inc......................  18,200     117,208
#*  Silicon Graphics International Corp...............  10,895      55,673
*   SMTC Corp.........................................  16,231      27,268
*   Sonic Foundry, Inc................................  23,066     142,548
#*  Sonus Networks, Inc............................... 337,046   2,719,961
*   Stamps.com, Inc................................... 146,418  10,044,275
*   StarTek, Inc...................................... 131,000     492,560
#*  Super Micro Computer, Inc......................... 438,828  11,703,543
*   support.com, Inc.................................. 313,284     379,074
*   Sykes Enterprises, Inc............................ 332,385   8,103,546
*   Tangoe, Inc.......................................   2,744      30,239
*   Technical Communications Corp.....................   7,300      24,893
*   TechTarget, Inc...................................  20,157     174,560
*   TeleCommunication Systems, Inc. Class A........... 393,981   1,445,910
*   Telenav, Inc...................................... 185,420   1,297,940
    TeleTech Holdings, Inc............................ 164,171   4,453,959
#   Tessco Technologies, Inc..........................  63,542   1,567,581
    Tessera Technologies, Inc......................... 169,215   5,864,992
    TheStreet, Inc.................................... 233,363     438,722
*   TiVo, Inc......................................... 574,999   5,726,990
#   Transact Technologies, Inc........................  90,009     662,466
#*  Travelzoo, Inc....................................  53,616     479,327
*   Tremor Video, Inc.................................   3,500       8,505
*   Trio Tech International...........................   3,392      10,176
#*  TSR, Inc..........................................  60,552     249,474
#*  TTM Technologies, Inc............................. 494,316   4,513,105
#*  Ultra Clean Holdings, Inc......................... 164,231   1,244,871
*   Ultratech, Inc.................................... 283,189   4,508,369
#*  Unisys Corp....................................... 584,167   9,270,730

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Information Technology -- (Continued)
*   United Online, Inc................................ 140,079 $  1,947,098
*   Universal Display Corp............................   4,733      225,811
*   Universal Security Instruments, Inc...............   2,177       13,062
*   Unwired Planet, Inc............................... 137,239       86,186
#*  USA Technologies, Inc.............................   7,207       24,288
#*  VASCO Data Security International, Inc............  14,694      299,611
#*  Veeco Instruments, Inc............................ 277,442    7,180,199
    Vicon Industries, Inc.............................  45,650       61,628
*   Video Display Corp................................  22,608       22,608
*   Virtusa Corp...................................... 291,780   13,987,933
*   Vishay Precision Group, Inc....................... 108,345    1,512,496
#   Wayside Technology Group, Inc.....................  30,941      603,040
*   Web.com Group, Inc................................ 282,986    7,043,522
*   Westell Technologies, Inc. Class A................ 426,791      520,685
*   Wireless Telecom Group, Inc....................... 225,386      462,041
*   Xcerra Corp....................................... 467,582    2,938,753
*   XO Group, Inc..................................... 208,991    3,099,337
*   Xoom Corp.........................................   3,497       86,900
#*  YuMe, Inc.........................................   2,500       12,025
#*  Zhone Technologies, Inc...........................  74,478      148,956
*   Zix Corp.......................................... 444,075    2,167,086
                                                               ------------
Total Information Technology..........................          839,353,859
                                                               ------------
Materials -- (4.5%)
#   A Schulman, Inc................................... 312,054   11,617,770
*   AEP Industries, Inc...............................  60,416    2,921,114
#*  AK Steel Holding Corp............................. 171,700      506,515
#   Alcoa, Inc........................................ 593,763    5,860,438
#*  AM Castle & Co.................................... 144,682      412,344
*   American Biltrite, Inc............................     868      355,889
#   American Vanguard Corp............................ 241,139    3,091,402
    Ampco-Pittsburgh Corp.............................  84,809    1,128,808
#   Balchem Corp...................................... 133,473    7,563,915
*   Boise Cascade Co.................................. 331,613   11,002,919
    Calgon Carbon Corp................................ 579,686   10,254,645
#*  Century Aluminum Co............................... 445,102    4,148,351
    Chase Corp........................................  76,072    2,908,232
*   Clearwater Paper Corp............................. 207,193   12,193,308
#*  Codexis, Inc......................................  46,517      151,180
*   Coeur d'Alene Mines Corp.......................... 183,409      647,434
#*  Contango ORE, Inc.................................   1,592        6,965
*   Core Molding Technologies, Inc....................  65,025    1,240,677
#   Deltic Timber Corp................................  79,408    5,153,579
    Detrex Corp.......................................  10,200      290,700
*   Ferro Corp........................................ 910,884   12,652,179
    Flamemaster Corp..................................     189        2,079
#*  Flotek Industries, Inc............................ 509,644    8,725,105
    Friedman Industries, Inc..........................  60,300      350,343
    FutureFuel Corp................................... 206,781    2,365,575
*   General Moly, Inc.................................   9,986        5,592
    Globe Specialty Metals, Inc....................... 412,890    6,375,022
*   Handy & Harman, Ltd...............................     500       14,800
    Hawkins, Inc...................................... 100,741    3,675,032

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
             Haynes International, Inc....................  85,082 $  3,621,941
*            Headwaters, Inc.............................. 681,273   12,951,000
#            Hecla Mining Co.............................. 847,328    1,779,389
#*           Horsehead Holding Corp....................... 389,612    3,225,987
             Innophos Holdings, Inc....................... 213,976   11,015,484
             Innospec, Inc................................ 210,582    9,107,671
#            Kaiser Aluminum Corp......................... 115,213    9,729,738
             KMG Chemicals, Inc...........................  69,523    1,517,687
             Koppers Holdings, Inc........................ 167,979    3,409,974
*            Kraton Performance Polymers, Inc............. 221,562    4,546,452
#            Kronos Worldwide, Inc........................  17,088      168,146
*            LSB Industries, Inc.......................... 185,062    6,830,638
             Materion Corp................................ 136,591    4,179,685
#            McEwen Mining, Inc........................... 206,022      150,396
*            Mercer International, Inc.................... 289,298    3,497,613
#            Myers Industries, Inc........................ 304,846    4,612,320
             Neenah Paper, Inc............................ 149,392    9,050,167
             Noranda Aluminum Holding Corp................ 255,015      165,760
*            Northern Technologies International Corp.....  38,414      624,227
#            Olympic Steel, Inc...........................  81,424      986,859
             OM Group, Inc................................ 155,042    5,252,823
#*           OMNOVA Solutions, Inc........................ 287,983    1,863,250
             PH Glatfelter Co............................. 398,556    8,134,528
             Quaker Chemical Corp......................... 116,984   10,844,417
#            Rayonier Advanced Materials, Inc.............   2,783       39,101
#*           Rentech, Inc................................. 473,885      360,769
#*           Resolute Forest Products, Inc................  22,093      218,279
             Schnitzer Steel Industries, Inc. Class A..... 166,591    2,617,145
             Schweitzer-Mauduit International, Inc........ 102,022    4,050,273
             Stepan Co.................................... 172,935    8,475,544
#*           Stillwater Mining Co.........................  25,454      242,322
             SunCoke Energy, Inc..........................  59,292      728,699
             Synalloy Corp................................  57,753      682,063
             TimkenSteel Corp.............................   9,002      167,707
*            Trecora Resources............................ 136,561    1,906,391
             Tredegar Corp................................ 325,095    5,481,102
*            UFP Technologies, Inc........................  12,400      246,636
#            United States Lime & Minerals, Inc...........  60,115    3,246,210
#*           Universal Stainless & Alloy Products, Inc....  53,774      726,487
#*           US Concrete, Inc.............................  24,876    1,053,001
             Vulcan International Corp....................   8,251      507,849
#            Wausau Paper Corp............................ 428,225    3,785,509
*            Webco Industries, Inc........................   3,750      228,750
                                                                   ------------
Total Materials...........................................          267,651,901
                                                                   ------------
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares................   4,700           --
(degrees)    Capital Properties, Inc., 5.000%.............   9,939        9,678
(degrees)*   Concord Camera Corp. Escrow Shares...........  49,560           --
(degrees)*   DLB Oil & Gas, Inc. Escrow Shares............   7,600           --
(degrees)*   First Commerce Bancorp Escrow Shares.........  50,014           --
(degrees)*   FRD Acquisition Co. Escrow Shares............ 294,513           --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares........ 214,642           --

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Other -- (Continued)
(degrees)*  Petrocorp, Inc. Escrow Shares................    37,100 $        --
                                                                    -----------
Total Other..............................................                 9,678
                                                                    -----------
Real Estate Investment Trusts -- (0.0%)
            CareTrust REIT, Inc..........................    72,405     939,817
                                                                    -----------
Telecommunication Services -- (1.4%)
#*          8x8, Inc.....................................    39,873     347,294
*           Alaska Communications Systems Group, Inc.....    51,892     112,087
            Alteva, Inc..................................    35,460     129,784
            Atlantic Tele-Network, Inc...................    93,742   6,631,309
#*          Boingo Wireless, Inc.........................   253,857   2,470,029
#*          Cincinnati Bell, Inc......................... 1,401,017   5,477,976
#           Cogent Communications Holdings, Inc..........    97,313   3,093,580
#           Consolidated Communications Holdings, Inc....   418,845   8,347,581
*           FairPoint Communications, Inc................     8,243     136,999
#*          General Communication, Inc. Class A..........   439,260   8,082,384
*           Hawaiian Telcom Holdco, Inc..................     7,177     178,707
#           IDT Corp. Class B............................   211,647   3,602,232
            Inteliquent, Inc.............................   391,777   7,130,341
#*          Iridium Communications, Inc..................   285,416   2,117,787
*           LICT Corp....................................         1       3,575
            Lumos Networks Corp..........................   142,635   1,991,185
#           NTELOS Holdings Corp.........................    99,409     635,223
#*          ORBCOMM, Inc.................................   296,301   1,825,214
*           Premiere Global Services, Inc................   588,700   6,352,073
#           Shenandoah Telecommunications Co.............   224,490   7,717,966
            Spok Holdings, Inc...........................   141,035   2,359,516
#*          Straight Path Communications, Inc. Class B...    85,246   2,009,248
*           Vonage Holdings Corp......................... 1,713,121  10,946,843
                                                                    -----------
Total Telecommunication Services.........................            81,698,933
                                                                    -----------
Utilities -- (1.6%)
#           American States Water Co.....................   394,696  15,215,531
#           Artesian Resources Corp. Class A.............    21,573     465,330
            California Water Service Group...............   464,370   9,997,886
#           Chesapeake Utilities Corp....................   124,021   6,377,160
            Connecticut Water Service, Inc...............    82,464   2,807,075
#           Consolidated Water Co., Ltd..................    36,099     436,798
            Delta Natural Gas Co., Inc...................    40,000     806,800
            El Paso Electric Co..........................    59,096   2,152,867
            Empire District Electric Co. (The)...........   417,112   9,597,747
            Gas Natural, Inc.............................    24,922     249,968
#           Genie Energy, Ltd. Class B...................   199,593   2,065,788
            MGE Energy, Inc..............................   292,780  11,617,510
#           Middlesex Water Co...........................   116,467   2,648,460
#           Northwest Natural Gas Co.....................   140,610   6,087,007
#           Ormat Technologies, Inc......................    52,375   2,130,615
#           Otter Tail Corp..............................   281,057   7,284,997
            RGC Resources, Inc...........................     9,396     189,329
            SJW Corp.....................................   187,043   5,583,233
            Unitil Corp..................................   106,799   3,796,704

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
#            York Water Co. (The)....................     68,782 $    1,467,808
                                                                 --------------
Total Utilities......................................                90,978,613
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,143,903,925
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares...............     37,101             --
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights................................     12,543             --
(degrees)*   Furiex Pharmaceuticals Contingent Value
               Rights................................     16,188        158,157
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights...............    104,000        262,080
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16..............................     82,112             --
TOTAL RIGHTS/WARRANTS................................                   420,237
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
             State Street Institutional Liquid
               Reserves, 0.114%......................  9,490,513      9,490,513
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@         DFA Short Term Investment Fund.......... 65,692,298    760,059,891
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,360,197,727)..            $5,913,874,566
                                                                 ==============

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -----------------------------------------------------
                                     LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                  -------------- ------------ ---------- --------------
Common Stocks
   Consumer Discretionary........ $  971,848,499 $    191,962         -- $  972,040,461
   Consumer Staples..............    197,966,945           --         --    197,966,945
   Energy........................    111,468,716       53,940         --    111,522,656
   Financials....................    953,839,232            6         --    953,839,238
   Health Care...................    611,077,706           --         --    611,077,706
   Industrials...................  1,016,821,601        2,517         --  1,016,824,118
   Information Technology........    839,353,859           --         --    839,353,859
   Materials.....................    267,651,901           --         --    267,651,901
   Other.........................             --        9,678         --          9,678
   Real Estate Investment Trusts.        939,817           --         --        939,817
   Telecommunication Services....     81,698,933           --         --     81,698,933
   Utilities.....................     90,978,613           --         --     90,978,613
Preferred Stocks
   Other.........................             --           --         --             --
Rights/Warrants..................             --      420,237         --        420,237
Temporary Cash Investments.......      9,490,513           --         --      9,490,513
Securities Lending Collateral....             --  760,059,891         --    760,059,891
                                  -------------- ------------ ---------- --------------
TOTAL............................ $5,153,136,335 $760,738,231         -- $5,913,874,566
                                  ============== ============ ========== ==============

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        SHARES      VALUE+
                                                       --------- ------------
COMMON STOCKS -- (97.6%)

Real Estate Investment Trusts -- (97.6%)
    Acadia Realty Trust...............................   695,142 $ 22,230,641
    Agree Realty Corp.................................   175,813    5,448,445
    Alexander's, Inc..................................    47,943   19,439,448
    Alexandria Real Estate Equities, Inc..............   782,579   72,552,899
    American Assets Trust, Inc........................   269,451   11,214,551
    American Campus Communities, Inc.................. 1,167,762   43,580,878
    American Homes 4 Rent Class A.....................   404,378    6,692,456
    Apartment Investment & Management Co. Class A..... 1,633,311   63,829,794
    Ashford Hospitality Prime, Inc....................   253,564    3,691,892
    Ashford Hospitality Trust, Inc.................... 1,023,173    8,942,532
*   Ashford, Inc......................................    10,426      621,702
#   Associated Estates Realty Corp....................   552,043   15,871,236
    AvalonBay Communities, Inc........................ 1,417,840  244,350,546
    BioMed Realty Trust, Inc.......................... 2,127,567   45,827,793
    Bluerock Residential Growth REIT, Inc.............     4,505       57,664
    Boston Properties, Inc............................ 1,651,351  203,578,551
    Brandywine Realty Trust........................... 1,920,966   26,451,702
    Brixmor Property Group, Inc.......................   223,553    5,470,342
    Camden Property Trust.............................   913,073   72,708,003
#   Campus Crest Communities, Inc.....................   716,238    4,082,557
    CareTrust REIT, Inc...............................    53,370      692,743
    CBL & Associates Properties, Inc.................. 1,811,150   29,594,191
    Cedar Realty Trust, Inc...........................   737,625    4,942,087
    Chambers Street Properties........................   727,838    5,400,558
    Chatham Lodging Trust.............................   100,986    2,728,642
    Chesapeake Lodging Trust..........................   570,918   18,309,340
    Columbia Property Trust, Inc......................   377,679    9,124,725
    CoreSite Realty Corp..............................   125,205    6,285,291
    Corporate Office Properties Trust................. 1,011,171   23,388,385
    Cousins Properties, Inc........................... 2,212,536   22,966,124
    CubeSmart......................................... 1,738,014   45,466,446
    CyrusOne, Inc.....................................   407,145   12,515,637
    DCT Industrial Trust, Inc.........................   957,105   33,268,970
    DDR Corp.......................................... 3,186,837   51,945,443
    DiamondRock Hospitality Co........................ 2,130,769   26,868,997
#   Digital Realty Trust, Inc......................... 1,468,355   94,371,176
    Douglas Emmett, Inc............................... 1,457,240   42,711,704
    Duke Realty Corp.................................. 3,658,898   73,799,973
    DuPont Fabros Technology, Inc.....................   707,560   21,332,934
    EastGroup Properties, Inc.........................   346,548   20,862,190
    Education Realty Trust, Inc.......................   520,281   16,461,691
#   Empire State Realty Trust, Inc. Class A...........   280,959    4,995,451
    EPR Properties....................................   603,681   34,482,259
*   Equity Commonwealth REIT.......................... 1,068,361   27,991,058
    Equity Lifestyle Properties, Inc..................   843,243   48,806,905
    Equity One, Inc...................................   780,138   20,026,142
    Equity Residential................................ 3,697,425  276,604,364
    Essex Property Trust, Inc.........................   682,717  153,549,880
    Excel Trust, Inc..................................   130,530    2,067,595
    Extra Space Storage, Inc.......................... 1,198,811   88,136,585
    Federal Realty Investment Trust...................   727,861   99,564,106

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Real Estate Investment Trusts -- (Continued)
    FelCor Lodging Trust, Inc......................... 1,359,521 $ 12,725,117
    First Industrial Realty Trust, Inc................ 1,193,325   24,988,225
    First Potomac Realty Trust........................   628,138    7,129,366
    Franklin Street Properties Corp...................   961,503   11,316,890
    Gaming and Leisure Properties, Inc................   976,426   31,977,951
    General Growth Properties, Inc.................... 5,816,084  157,848,520
#   Getty Realty Corp.................................   253,136    4,207,120
#   Gladstone Commercial Corp.........................   181,668    2,910,321
    Gladstone Land Corp...............................    31,671      317,660
#   Government Properties Income Trust................   768,174   13,266,365
    HCP, Inc.......................................... 4,889,790  188,941,486
    Health Care REIT, Inc............................. 3,529,041  244,809,574
    Healthcare Realty Trust, Inc...................... 1,061,966   25,529,663
    Healthcare Trust of America, Inc. Class A.........   873,503   21,951,130
    Hersha Hospitality Trust..........................   505,038   13,696,631
    Highwoods Properties, Inc.........................   987,416   41,797,319
#   HMG/Courtland Properties, Inc.....................     2,500       29,150
    Home Properties, Inc..............................   621,573   45,809,930
#   Hospitality Properties Trust...................... 1,600,880   43,896,130
    Host Hotels & Resorts, Inc........................ 8,135,566  157,667,269
    Hudson Pacific Properties, Inc....................   646,223   19,890,744
#   Inland Real Estate Corp...........................   981,777    9,641,050
    Investors Real Estate Trust....................... 1,053,839    7,598,179
#   Iron Mountain, Inc................................   943,285   28,345,714
    Kilroy Realty Corp................................   914,820   64,814,997
    Kimco Realty Corp................................. 4,389,806  108,472,106
    Kite Realty Group Trust...........................   799,723   21,112,687
    LaSalle Hotel Properties.......................... 1,179,402   39,238,705
    Lexington Realty Trust............................ 2,265,849   19,486,301
    Liberty Property Trust............................ 1,584,698   53,927,273
    LTC Properties, Inc...............................   373,346   16,378,689
    Macerich Co. (The)................................ 1,639,998  129,822,242
    Mack-Cali Realty Corp.............................   909,050   18,944,602
#   Medical Properties Trust, Inc..................... 2,118,074   28,954,072
    Mid-America Apartment Communities, Inc............   796,283   63,973,376
    Monmouth Real Estate Investment Corp. Class A.....   468,051    4,689,871
    National Health Investors, Inc....................   332,176   21,674,484
    National Retail Properties, Inc................... 1,393,213   51,785,727
    New Senior Investment Group, Inc..................    60,238      779,480
    Omega Healthcare Investors, Inc................... 1,662,054   60,266,078
#   One Liberty Properties, Inc.......................   128,442    2,902,789
    Paramount Group, Inc..............................   174,416    3,116,814
    Parkway Properties, Inc...........................   835,301   14,985,300
    Pebblebrook Hotel Trust...........................   706,078   28,737,375
    Pennsylvania REIT.................................   762,349   16,710,690
    Physicians Realty Trust...........................   135,382    2,171,527
    Piedmont Office Realty Trust, Inc. Class A........ 1,666,055   30,338,862
    Post Properties, Inc..............................   577,198   32,865,654
    Prologis, Inc..................................... 5,372,286  218,168,534
    PS Business Parks, Inc............................   220,395   16,968,211
    Public Storage.................................... 1,537,803  315,526,420
    QTS Realty Trust, Inc. Class A....................    74,820    3,105,030
    Ramco-Gershenson Properties Trust.................   846,106   14,333,036

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                      SHARES       VALUE+
                                                    ---------- --------------
Real Estate Investment Trusts -- (Continued)
#     Realty Income Corp...........................  2,402,070 $  115,995,960
      Regency Centers Corp.........................    976,291     62,453,335
#     Retail Opportunity Investments Corp..........    957,932     16,428,534
      Retail Properties of America, Inc. Class A...  2,300,726     33,498,571
      Rexford Industrial Realty, Inc...............    206,253      3,005,106
      RLJ Lodging Trust............................  1,345,637     40,140,352
#     Rouse Properties, Inc........................    168,193      2,960,197
      Ryman Hospitality Properties, Inc............    470,173     26,884,492
      Sabra Health Care REIT, Inc..................    627,495     17,161,988
      Saul Centers, Inc............................    144,426      7,492,821
      Select Income REIT...........................    562,658     11,292,546
#     Senior Housing Properties Trust..............  2,390,647     41,286,474
      Silver Bay Realty Trust Corp.................     47,844        775,551
      Simon Property Group, Inc....................  3,242,937    607,142,665
#     SL Green Realty Corp.........................  1,023,728    117,872,042
      Sotherly Hotels, Inc.........................     86,907        640,505
      Sovran Self Storage, Inc.....................    371,419     35,362,803
      Spirit Realty Capital, Inc...................  4,352,025     44,173,054
#     STAG Industrial, Inc.........................    430,341      8,451,897
      Starwood Waypoint Residential Trust..........    246,652      6,038,041
*     Strategic Hotels & Resorts, Inc..............  2,666,162     36,446,435
      Summit Hotel Properties, Inc.................    857,967     11,694,090
      Sun Communities, Inc.........................    516,828     35,924,714
      Sunstone Hotel Investors, Inc................  2,254,031     31,714,216
      Tanger Factory Outlet Centers, Inc...........  1,031,818     33,513,449
      Taubman Centers, Inc.........................    658,445     49,251,686
      Terreno Realty Corp..........................    144,719      3,034,757
#     Trade Street Residential, Inc................      9,846         69,020
      UDR, Inc.....................................  2,679,196     90,583,617
#     UMH Properties, Inc..........................    177,638      1,705,325
      Universal Health Realty Income Trust.........    129,933      6,362,819
      Urban Edge Properties........................    973,597     20,903,128
#     Urstadt Biddle Properties, Inc...............     76,760      1,320,272
      Urstadt Biddle Properties, Inc. Class A......    253,256      4,837,190
      Ventas, Inc..................................  3,365,469    225,789,315
      VEREIT, Inc. REIT............................  7,055,664     61,807,617
      Vornado Realty Trust.........................  1,828,849    178,404,220
#     Washington REIT..............................    718,484     19,284,111
      Weingarten Realty Investors..................  1,230,049     43,273,124
#     Whitestone REIT..............................    177,510      2,295,204
#     WP Carey, Inc................................    718,837     43,985,636
      WP GLIMCHER, Inc.............................  1,963,774     26,589,500
      Xenia Hotels & Resorts, Inc..................     89,261      1,850,380
TOTAL COMMON STOCKS................................             6,846,144,419
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves,
         0.114%.................................... 14,530,952     14,530,952
                                                               --------------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@  DFA Short Term Investment Fund............... 13,602,364    157,379,348
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,791,844,368)^^.........................            $7,018,054,719
                                                               ==============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                              -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts............. $6,846,144,419           --   --    $6,846,144,419
Temporary Cash Investments...................     14,530,952           --   --        14,530,952
Securities Lending Collateral................             -- $157,379,348   --       157,379,348
                                              -------------- ------------   --    --------------
TOTAL........................................ $6,860,675,371 $157,379,348   --    $7,018,054,719
                                              ============== ============   ==    ==============

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        SHARES     VALUE++
                                                       --------- -----------
COMMON STOCKS -- (95.4%)

AUSTRALIA -- (5.7%)
    Adelaide Brighton, Ltd............................   118,521 $   408,980
#   AGL Energy, Ltd...................................   106,157   1,291,746
#   ALS, Ltd..........................................   112,885     441,297
    Alumina, Ltd......................................   735,264     795,143
    Amcor, Ltd........................................   291,961   3,067,810
    Amcor, Ltd. Sponsored ADR.........................     1,068      44,835
    AMP, Ltd.......................................... 1,148,102   5,533,309
    Ansell, Ltd.......................................    36,708     671,016
#   APA Group.........................................   241,803   1,599,906
#*  Aquarius Platinum, Ltd............................   215,481      20,431
    Aristocrat Leisure, Ltd...........................   114,502     716,239
    Asciano, Ltd......................................   271,603   1,612,289
    ASX, Ltd..........................................    36,987   1,199,970
    Aurizon Holdings, Ltd.............................   397,211   1,535,365
#   AusNet Services...................................   371,932     377,837
    Australia & New Zealand Banking Group, Ltd........   524,416  12,506,511
    Bank of Queensland, Ltd...........................   103,981   1,042,803
    Beach Energy, Ltd.................................   143,697     101,963
    Bendigo & Adelaide Bank, Ltd......................   129,968   1,246,833
    BHP Billiton, Ltd.................................   722,701  13,953,481
#   BHP Billiton, Ltd. Sponsored ADR..................    64,389   2,470,606
    BlueScope Steel, Ltd..............................   142,412     376,178
    Boral, Ltd........................................   255,984   1,239,994
    Brambles, Ltd.....................................   379,165   3,007,670
    Caltex Australia, Ltd.............................    31,182     785,508
    carsales.com, Ltd.................................    29,538     233,819
    Challenger, Ltd...................................    84,253     440,787
    CIMIC Group, Ltd..................................    26,566     460,884
    Coca-Cola Amatil, Ltd.............................   147,605     999,260
    Cochlear, Ltd.....................................    14,528     968,167
    Commonwealth Bank of Australia....................   336,132  21,463,478
    Computershare, Ltd................................   107,678     971,274
    Crown Resorts, Ltd................................    54,197     538,804
    CSL, Ltd..........................................   106,914   7,723,695
#   DUET Group........................................   414,329     665,752
    Echo Entertainment Group, Ltd.....................   203,445     744,895
    Fairfax Media, Ltd................................   420,361     260,638
#   Flight Centre Travel Group, Ltd...................    13,937     362,039
#   Fortescue Metals Group, Ltd.......................   721,967     975,620
    Harvey Norman Holdings, Ltd.......................   175,534     570,955
    Iluka Resources, Ltd..............................    84,247     483,577
    Incitec Pivot, Ltd................................   472,140   1,247,448
    Insurance Australia Group, Ltd....................   720,151   3,093,554
    James Hardie Industries P.L.C.(B3LCV80)...........       500      34,800
    James Hardie Industries P.L.C.(B60QWJ2)...........   110,421   1,527,103
    Lend Lease Group..................................   150,439   1,708,901
    Macquarie Group, Ltd..............................   104,955   6,281,913
    Magellan Financial Group, Ltd.....................    17,241     233,033
*   Medibank Pvt, Ltd.................................    46,787      71,384
#   Metcash, Ltd......................................   156,632     131,250
    National Australia Bank, Ltd......................   435,279  11,046,916

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
AUSTRALIA -- (Continued)
    New Hope Corp., Ltd...............................  25,495 $     35,598
#*  Newcrest Mining, Ltd.............................. 216,584    1,791,516
    Oil Search, Ltd................................... 270,302    1,470,506
#   Orica, Ltd........................................ 130,040    1,821,460
    Origin Energy, Ltd................................ 314,074    2,598,838
    Orora, Ltd........................................ 215,725      366,998
    OZ Minerals, Ltd..................................  90,750      245,578
    Platinum Asset Management, Ltd....................  41,235      227,960
#   Primary Health Care, Ltd.......................... 139,356      467,894
*   Qantas Airways, Ltd............................... 298,476      815,616
    QBE Insurance Group, Ltd.......................... 383,035    4,074,393
    Ramsay Health Care, Ltd...........................  31,892    1,555,596
#   REA Group, Ltd....................................  12,767      403,547
    Reece Australia, Ltd..............................   7,839      189,162
    Rio Tinto, Ltd.................................... 120,690    4,636,570
    Santos, Ltd....................................... 272,566    1,469,582
    Seek, Ltd.........................................  67,714      743,686
    Seven Group Holdings, Ltd.........................  18,118       73,198
#   Sims Metal Management, Ltd........................  40,715      280,131
    Sonic Healthcare, Ltd.............................  58,255      878,962
*   South32, Ltd...................................... 722,701      942,941
*   South32, Ltd. ADR.................................  79,510      506,479
    Spark Infrastructure Group........................ 225,326      318,192
    Suncorp Group, Ltd................................ 362,125    3,769,695
    Sydney Airport.................................... 188,973      773,787
    Tabcorp Holdings, Ltd............................. 285,684    1,009,385
    Tatts Group, Ltd.................................. 403,202    1,170,948
    Telstra Corp., Ltd................................ 958,042    4,536,409
    TPG Telecom, Ltd..................................  66,266      460,320
    Transurban Group.................................. 336,349    2,448,083
    Treasury Wine Estates, Ltd........................ 171,620      721,162
    Washington H Soul Pattinson & Co., Ltd............  13,478      134,937
    Wesfarmers, Ltd................................... 175,496    5,431,880
    Westpac Banking Corp.............................. 457,677   11,637,022
#   Westpac Banking Corp. Sponsored ADR...............  85,381    2,176,362
    Woodside Petroleum, Ltd........................... 293,657    7,635,553
    Woolworths, Ltd................................... 289,978    6,049,725
    WorleyParsons, Ltd................................  56,232      377,161
                                                               ------------
TOTAL AUSTRALIA.......................................          193,534,498
                                                               ------------
AUSTRIA -- (0.2%)
    Andritz AG........................................  13,945      777,759
#   BUWOG AG..........................................   7,724      155,716
*   Erste Group Bank AG...............................  52,854    1,590,423
*   IMMOFINANZ AG..................................... 154,486      379,438
    OMV AG............................................  63,980    1,700,289
*   Raiffeisen Bank International AG..................  42,843      627,927
    Strabag SE........................................     630       15,273
    Telekom Austria AG ADR............................   2,400       32,568
    Verbund AG........................................  22,099      342,238
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................   6,692      230,803

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
AUSTRIA -- (Continued)
    Voestalpine AG....................................  33,385 $ 1,431,438
                                                               -----------
TOTAL AUSTRIA.........................................           7,283,872
                                                               -----------
BELGIUM -- (1.3%)
    Ackermans & van Haaren NV.........................     220      33,642
    Ageas.............................................  62,545   2,575,142
    Anheuser-Busch InBev NV........................... 147,197  17,587,343
    Anheuser-Busch InBev NV Sponsored ADR.............  25,694   3,071,718
    bpost SA..........................................   3,505      99,189
    Colruyt SA........................................  31,570   1,532,717
    Delhaize Group....................................  18,538   1,678,430
    Delhaize Group Sponsored ADR......................  48,184   1,087,031
    KBC Groep NV......................................  71,095   4,957,477
    Proximus..........................................  63,100   2,378,634
    Solvay SA.........................................  35,078   4,692,817
*   Telenet Group Holding NV..........................  12,307     694,621
    UCB SA............................................  25,444   1,968,778
    Umicore SA........................................  28,693   1,256,987
                                                               -----------
TOTAL BELGIUM.........................................          43,614,526
                                                               -----------
CANADA -- (7.8%)
    Agnico Eagle Mines, Ltd.(008474108)...............  19,594     433,615
    Agnico Eagle Mines, Ltd.(2009823).................  30,230     668,928
    Agrium, Inc.(008916108)...........................   2,023     206,872
    Agrium, Inc.(2213538).............................  31,176   3,189,470
#   Aimia, Inc........................................  36,747     397,295
*   Air Canada........................................  13,300     119,693
*   Alamos Gold, Inc. Class A.........................   2,255       7,326
    Alimentation Couche Tard, Inc. Class B............  93,258   4,162,151
#   AltaGas, Ltd......................................  26,225     717,861
*   Amaya, Inc........................................   9,600     235,330
#   ARC Resources, Ltd................................ 114,975   1,720,427
    Atco, Ltd. Class I................................  17,924     537,919
#*  Athabasca Oil Corp................................  50,600      58,421
*   AuRico Metals, Inc................................     992         394
    Bank of Montreal(063671101).......................  45,557   2,545,270
#   Bank of Montreal(2076009).........................  88,229   4,923,311
    Bank of Nova Scotia (The)(064149107)..............  30,016   1,474,086
    Bank of Nova Scotia (The)(2076281)................ 181,668   8,916,366
    Barrick Gold Corp.(067901108)..................... 187,936   1,326,828
    Barrick Gold Corp.(2024644)....................... 199,607   1,411,756
#   Baytex Energy Corp................................  39,794     342,608
    BCE, Inc.(05534B760)..............................  22,540     927,296
    BCE, Inc.(B188TH2)................................  45,462   1,871,177
#*  BlackBerry, Ltd.(09228F103).......................  64,141     496,131
#*  BlackBerry, Ltd.(BCBHZ31).........................  65,701     509,392
#   Bombardier, Inc. Class A..........................  15,935      21,322
    Bombardier, Inc. Class B.......................... 361,340     450,345
#   Bonavista Energy Corp.............................  56,859     213,028
    Brookfield Asset Management, Inc. Class A......... 161,815   5,649,345
*   BRP, Inc..........................................   3,500      75,334
    CAE, Inc.(124765108)..............................   7,206      81,932

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    CAE, Inc.(2162760)................................  75,738 $  858,231
    Cameco Corp.(13321L108)...........................  41,415    568,628
    Cameco Corp.(2166160).............................  75,060  1,030,759
    Canadian Imperial Bank of Commerce(136069101).....  14,630  1,045,021
    Canadian Imperial Bank of Commerce(2170525).......  72,249  5,162,971
    Canadian National Railway Co.(136375102)..........  24,032  1,500,318
    Canadian National Railway Co.(2180632)............ 151,760  9,467,522
    Canadian Natural Resources, Ltd.(136385101).......  77,478  1,888,914
    Canadian Natural Resources, Ltd.(2171573)......... 209,989  5,125,090
    Canadian Oil Sands, Ltd........................... 201,640  1,150,158
    Canadian Pacific Railway, Ltd.(13645T100).........   3,771    606,565
    Canadian Pacific Railway, Ltd.(2793115)...........  32,866  5,290,827
    Canadian Tire Corp., Ltd. Class A.................  23,016  2,294,649
    Canadian Utilities, Ltd. Class A..................  20,740    582,626
#   Canadian Western Bank.............................  22,314    419,715
*   Canfor Corp.......................................  25,000    454,754
    CCL Industries, Inc. Class B......................   6,496    908,799
    Cenovus Energy, Inc.(15135U109)................... 120,483  1,756,642
    Cenovus Energy, Inc.(B57FG04)..................... 147,662  2,151,958
*   CGI Group, Inc. Class A(39945C109)................  34,943  1,304,772
*   CGI Group, Inc. Class A(2159740)..................  31,525  1,177,743
    CI Financial Corp.................................  50,815  1,284,120
#   Cineplex, Inc.....................................   5,186    188,906
    Cogeco Cable, Inc.................................   7,363    412,049
*   Colliers International Group, Inc.................   5,737    238,372
    Constellation Software, Inc.......................   4,243  1,886,600
    Crescent Point Energy Corp.(22576C101)............  18,383    279,050
#   Crescent Point Energy Corp.(B67C8W8).............. 143,107  2,167,641
#   DH Corp...........................................  19,787    652,078
    Dollarama, Inc....................................  26,900  1,601,227
    E-L Financial Corp., Ltd..........................     157     86,432
    Eldorado Gold Corp.(284902103)....................  27,183     93,510
    Eldorado Gold Corp.(2307873)...................... 181,143    623,270
#   Emera, Inc........................................  10,522    350,934
    Empire Co., Ltd...................................  16,481  1,113,981
    Enbridge Income Fund Holdings, Inc................   8,113    213,890
    Enbridge, Inc.(29250N105).........................  32,574  1,418,923
    Enbridge, Inc.(2466149)........................... 129,646  5,651,350
    Encana Corp.(292505104)........................... 234,765  1,781,866
    Encana Corp.(2793193)............................. 196,185  1,491,057
    Enerplus Corp.(292766102).........................  27,199    169,450
#   Enerplus Corp.(B584T89)...........................  70,266    446,466
    Ensign Energy Services, Inc.......................  34,131    264,363
    Fairfax Financial Holdings, Ltd...................   7,695  3,711,086
    Finning International, Inc........................  70,463  1,225,162
    First Capital Realty, Inc.........................  26,915    380,928
    First Quantum Minerals, Ltd....................... 167,632  1,339,414
*   FirstService Corp.................................   5,737    170,618
#   Fortis, Inc.......................................  49,681  1,422,605
    Franco-Nevada Corp.(351858105)....................   7,619    308,874
    Franco-Nevada Corp.(B29NF31)......................  13,705    556,437
#   Genworth MI Canada, Inc...........................  11,764    278,393
    George Weston, Ltd................................  16,426  1,379,540

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Gibson Energy, Inc................................  40,278 $  593,768
    Gildan Activewear, Inc.(375916103)................  12,102    390,653
    Gildan Activewear, Inc.(2254645)..................  35,400  1,141,700
    Goldcorp, Inc.(380956409).........................  92,330  1,226,142
    Goldcorp, Inc.(2676302)........................... 127,850  1,705,840
    Great-West Lifeco, Inc............................  55,600  1,574,664
#   Hudson's Bay Co...................................  25,643    519,585
#   Husky Energy, Inc.................................  86,350  1,576,662
    IGM Financial, Inc................................  18,640    550,428
    Imperial Oil, Ltd.(453038408).....................  18,309    677,799
    Imperial Oil, Ltd.(2454241).......................  47,327  1,751,083
#   Industrial Alliance Insurance & Financial
      Services, Inc...................................  29,922  1,007,810
    Intact Financial Corp.............................  26,200  1,806,966
#   Inter Pipeline, Ltd...............................  46,300    968,588
    Jean Coutu Group PJC, Inc. (The) Class A..........  16,500    260,018
#   Keyera Corp.......................................  39,418  1,295,398
*   Kinross Gold Corp.(496902404).....................  22,897     41,673
*   Kinross Gold Corp.(B03Z841)....................... 298,213    547,243
    Linamar Corp......................................  17,796  1,085,980
    Loblaw Cos., Ltd..................................  37,760  2,059,150
*   Lundin Mining Corp................................ 161,804    583,947
    MacDonald Dettwiler & Associates, Ltd.............   6,900    409,088
    Magna International, Inc.(559222401)..............  20,606  1,120,142
    Magna International, Inc.(2554475)................  78,820  4,282,562
    Manitoba Telecom Services, Inc....................   4,500     99,816
    Manulife Financial Corp.(56501R106)...............  88,475  1,568,662
    Manulife Financial Corp.(2492519)................. 277,559  4,917,263
    Maple Leaf Foods, Inc.............................  10,900    189,105
*   MEG Energy Corp...................................  45,305    485,664
    Methanex Corp.(59151K108).........................   7,460    336,371
    Methanex Corp.(2654416)...........................  25,281  1,139,322
#   Metro, Inc........................................  77,772  2,116,378
#   Mullen Group, Ltd.................................  10,500    153,263
    National Bank of Canada...........................  89,349  3,124,841
*   New Gold, Inc..................................... 137,438    303,701
#   Northland Power, Inc..............................   5,800     70,912
    Onex Corp.........................................  21,004  1,205,138
    Open Text Corp.(683715106)........................   9,224    419,784
    Open Text Corp.(2260824)..........................  21,100    957,676
    Osisko Gold Royalties, Ltd........................   7,800     86,182
#   Pacific Rubiales Energy Corp...................... 168,144    469,263
    Pan American Silver Corp.(697900108)..............  12,528     78,175
    Pan American Silver Corp.(2669272)................  33,400    208,135
*   Paramount Resources, Ltd. Class A.................   8,900    134,060
    Pembina Pipeline Corp.(B4PPQG5)...................   9,034    262,799
#   Pembina Pipeline Corp.(B4PT2P8)...................  36,827  1,071,991
#   Pengrowth Energy Corp............................. 129,078    206,272
    Penn West Petroleum, Ltd.(707887105)..............  18,200     24,570
#   Penn West Petroleum, Ltd.(B63FY34)................  95,909    131,267
#   Peyto Exploration & Development Corp..............  34,805    753,130
    Potash Corp. of Saskatchewan, Inc.(73755L107).....  52,608  1,429,885
    Potash Corp. of Saskatchewan, Inc.(2696980)....... 133,900  3,642,743
#   Precision Drilling Corp...........................  92,360    469,621

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- -----------
CANADA -- (Continued)
    Progressive Waste Solutions, Ltd.(74339G101)......  14,394 $   391,661
    Progressive Waste Solutions, Ltd.(B3DJGB7)........  30,642     834,083
    Quebecor, Inc. Class B............................  21,600     510,829
    Ritchie Bros Auctioneers, Inc.....................  16,700     451,769
    Rogers Communications, Inc. Class B(775109200)....  24,357     854,444
    Rogers Communications, Inc. Class B(2169051)......  57,268   2,008,113
    Royal Bank of Canada(780087102)...................  18,096   1,055,902
#   Royal Bank of Canada(2754383)..................... 246,120  14,351,119
    Saputo, Inc.......................................  53,512   1,226,253
*   SEMAFO, Inc.......................................  48,000     104,599
    Shaw Communications, Inc. Class B(82028K200)......  55,617   1,179,080
#   Shaw Communications, Inc. Class B(2801836)........  60,849   1,291,096
    ShawCor, Ltd......................................  11,300     265,598
    Silver Wheaton Corp.(828336107)...................  28,711     375,540
    Silver Wheaton Corp.(B058ZX6).....................  45,277     592,684
    SNC-Lavalin Group, Inc............................  53,347   1,747,029
    Stantec, Inc.(85472N109)..........................  16,651     464,063
    Stantec, Inc.(2854238)............................  12,500     347,613
    Sun Life Financial, Inc.(866796105)...............  33,287   1,085,822
#   Sun Life Financial, Inc.(2566124).................  84,631   2,762,471
    Suncor Energy, Inc.(867224107)....................  75,041   2,113,155
    Suncor Energy, Inc.(B3NB1P2)...................... 290,832   8,192,263
    Teck Resources, Ltd. Class B(878742204)...........  74,644     547,887
    Teck Resources, Ltd. Class B(2879327).............  83,338     613,637
    TELUS Corp........................................  50,417   1,721,236
    Thomson Reuters Corp.(2126067)....................  18,094     731,902
    Thomson Reuters Corp.(2889371)....................  58,150   2,354,278
    TMX Group, Ltd....................................   3,100     116,666
    Toronto-Dominion Bank (The)(891160509)............   6,477     261,736
#   Toronto-Dominion Bank (The)(2897222).............. 270,619  10,919,115
*   Tourmaline Oil Corp...............................  59,302   1,466,397
    TransAlta Corp.(89346D107)........................  19,661     124,454
#   TransAlta Corp.(2901628).......................... 119,400     756,835
    TransCanada Corp.(89353D107)......................  12,489     485,947
    TransCanada Corp.(2665184)........................ 106,971   4,157,461
    TransForce, Inc...................................  23,000     439,477
    Trican Well Service, Ltd..........................  25,700      55,218
#   Trilogy Energy Corp...............................  10,639      37,420
*   Turquoise Hill Resources, Ltd.(900435108).........  68,462     232,086
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)........... 133,537     454,364
*   Valeant Pharmaceuticals International,
      Inc.(91911K102).................................  12,801   3,296,642
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)...................................  57,482  14,737,825
    Veresen, Inc......................................  45,135     510,760
    Vermilion Energy, Inc.(923725105).................   4,040     136,108
#   Vermilion Energy, Inc.(B607XS1)...................  25,133     845,550
    West Fraser Timber Co., Ltd.......................  19,984     879,366
    Westjet Airlines, Ltd.............................   2,400      42,335
    Westshore Terminals Investment Corp...............   6,600     145,792
#   Whitecap Resources, Inc........................... 104,734     912,924
#   WSP Global, Inc...................................  13,300     445,621
    Yamana Gold, Inc.(98462Y100)......................  41,099      80,554

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
CANADA -- (Continued)
    Yamana Gold, Inc.(2219279)........................ 175,565 $    347,680
                                                               ------------
TOTAL CANADA..........................................          264,921,820
                                                               ------------
DENMARK -- (1.7%)
    AP Moeller--Maersk A.S. Class A...................     752    1,242,930
    AP Moeller--Maersk A.S. Class B...................   1,396    2,378,209
    Carlsberg A.S. Class B............................  30,023    2,615,766
#   Chr Hansen Holding A.S............................  28,333    1,565,635
    Coloplast A.S. Class B............................  21,697    1,565,590
    Danske Bank A.S................................... 124,622    3,896,246
    DSV A.S...........................................  56,592    1,937,114
*   Genmab A.S........................................   7,715      726,943
    GN Store Nord A.S.................................  39,177      796,879
*   H Lundbeck A.S....................................  13,909      328,986
    ISS A.S...........................................   5,834      201,313
*   Jyske Bank A.S....................................  18,444      963,650
    Novo Nordisk A.S. Class B......................... 336,539   19,861,337
    Novo Nordisk A.S. Sponsored ADR...................  92,741    5,468,009
    Novozymes A.S. Class B............................  56,813    2,969,701
    Pandora A.S.......................................  30,725    3,459,749
    Rockwool International A.S. Class B...............   1,012      150,985
    TDC A.S........................................... 251,459    1,896,944
*   Topdanmark A.S....................................  21,115      583,466
    Tryg A.S..........................................  25,855      520,387
    Vestas Wind Systems A.S...........................  52,324    2,858,335
*   William Demant Holding A.S........................   5,776      440,440
                                                               ------------
TOTAL DENMARK.........................................           56,428,614
                                                               ------------
FINLAND -- (0.9%)
    Elisa Oyj.........................................  32,536    1,095,410
    Fortum Oyj........................................ 237,031    4,161,962
    Kesko Oyj Class B.................................  15,745      612,850
    Kone Oyj Class B..................................  69,314    2,908,865
#   Metso Oyj.........................................  32,880      904,566
    Neste Oyj.........................................  51,055    1,422,451
    Nokia Oyj......................................... 487,975    3,455,500
    Nokia Oyj Sponsored ADR........................... 153,225    1,080,236
    Nokian Renkaat Oyj................................  27,042      812,669
    Orion Oyj Class A.................................   3,180      131,692
    Orion Oyj Class B.................................  19,191      801,182
    Sampo Oyj Class A.................................  71,339    3,529,902
    Stora Enso Oyj Class R............................ 262,867    2,474,930
    Stora Enso Oyj Sponsored ADR......................  12,000      112,080
    UPM-Kymmene Oyj................................... 197,534    3,648,800
    UPM-Kymmene Oyj Sponsored ADR.....................  13,000      239,460
    Valmet OYJ........................................  27,047      320,099
    Wartsila Oyj Abp..................................  35,140    1,615,177
                                                               ------------
TOTAL FINLAND.........................................           29,327,831
                                                               ------------
FRANCE -- (8.4%)
    Accor SA..........................................  50,656    2,483,333
    Aeroports de Paris................................   6,825      818,210

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
FRANCE -- (Continued)
    Air Liquide SA....................................  71,339 $ 9,289,419
    Airbus Group SE................................... 130,636   9,273,254
*   Alcatel-Lucent.................................... 551,932   2,082,718
*   Alcatel-Lucent Sponsored ADR...................... 128,100     479,094
*   Alstom SA.........................................  45,842   1,346,348
    Arkema SA.........................................  25,087   1,954,904
    Atos..............................................  25,533   1,940,158
    AXA SA............................................ 329,922   8,688,567
    AXA SA Sponsored ADR..............................  47,148   1,240,464
    BioMerieux........................................   1,600     185,905
    BNP Paribas SA.................................... 179,598  11,682,363
    Bollore SA........................................ 158,945     880,395
    Bouygues SA.......................................  82,784   3,041,088
    Bureau Veritas SA.................................  56,508   1,320,254
    Cap Gemini SA.....................................  34,542   3,299,845
    Carrefour SA...................................... 191,723   6,581,082
    Casino Guichard Perrachon SA......................  21,804   1,618,174
#*  CGG SA Sponsored ADR..............................  15,607      77,411
    Christian Dior SE.................................  12,022   2,486,718
#   Cie de Saint-Gobain............................... 225,164  10,667,664
    Cie Generale des Etablissements Michelin..........  76,740   7,511,971
    CNP Assurances....................................  59,249     995,780
    Credit Agricole SA................................ 183,796   2,891,960
    Danone SA......................................... 119,732   8,122,891
    Danone SA Sponsored ADR...........................  12,326     167,880
    Dassault Systemes.................................  19,810   1,493,835
    Edenred...........................................  55,424   1,381,451
    Eiffage SA........................................  17,869   1,074,688
    Electricite de France SA..........................  65,968   1,569,892
    Engie............................................. 402,638   7,721,584
#*  Eramet............................................     435      28,649
    Essilor International SA..........................  48,205   6,174,070
    Euler Hermes Group................................   3,115     324,531
    Eutelsat Communications SA........................  55,772   1,699,728
    Faurecia..........................................  23,847     914,949
    Groupe Eurotunnel SE.............................. 105,397   1,514,222
*   Groupe Fnac.......................................   1,746     105,495
    Hermes International..............................   5,774   2,245,412
    Iliad SA..........................................   6,004   1,425,831
    Imerys SA.........................................  12,688     955,919
#   Ingenico Group....................................  10,781   1,412,136
    Ipsen SA..........................................   2,444     157,479
    JCDecaux SA.......................................  19,528     747,292
    Kering............................................  15,280   2,942,559
    L'Oreal SA........................................  44,027   8,229,210
    Lafarge SA Sponsored ADR..........................   1,800      26,586
    Lagardere SCA.....................................  26,019     778,139
    Legrand SA........................................  52,007   3,199,318
    LVMH Moet Hennessy Louis Vuitton SE...............  62,482  11,687,817
    Natixis SA........................................ 273,159   2,004,775
*   Numericable-SFR SAS...............................   9,664     527,854
    Orange SA(684060106)..............................  45,487     745,532
    Orange SA(5176177)................................ 453,803   7,465,173

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
FRANCE -- (Continued)
    Pernod-Ricard SA..................................  30,948 $  3,701,914
*   Peugeot SA........................................ 206,769    4,136,153
    Publicis Groupe SA................................  34,535    2,611,789
    Publicis Groupe SA ADR............................   4,537       85,931
    Renault SA........................................  37,429    3,445,628
    Rexel SA..........................................  86,844    1,367,678
    Safran SA.........................................  64,182    4,859,268
    Sanofi............................................ 193,243   20,829,878
    Schneider Electric SE(B11BPS1)....................     935       65,027
    Schneider Electric SE(4834108)....................  94,101    6,564,317
    SCOR SE...........................................  45,037    1,725,839
    SEB SA............................................   3,563      359,623
    SES SA............................................  71,071    2,196,258
    Societe BIC SA....................................   6,160    1,054,783
    Societe Generale SA............................... 149,092    7,320,634
    Sodexo............................................  16,625    1,549,409
    Sodexo SA.........................................  20,367    1,896,981
    STMicroelectronics NV............................. 184,940    1,444,179
    Suez Environnement Co.............................  70,099    1,343,529
    Technip SA........................................  32,895    1,869,188
    Technip SA ADR....................................  14,400      204,912
    Thales SA.........................................  29,498    1,993,405
    Total SA.......................................... 355,384   17,535,697
#   Total SA Sponsored ADR............................ 154,589    7,619,692
    Valeo SA..........................................  18,332    2,443,233
    Vallourec SA......................................  37,891      620,085
    Veolia Environnement SA...........................  66,358    1,482,177
    Veolia Environnement SA ADR.......................  17,086      380,676
    Vicat.............................................   1,981      147,328
    Vinci SA.......................................... 105,517    6,762,367
    Vivendi SA........................................ 186,511    4,900,910
    Zodiac Aerospace..................................  50,878    1,516,563
                                                               ------------
TOTAL FRANCE..........................................          283,717,027
                                                               ------------
GERMANY -- (7.1%)
    Adidas AG.........................................  50,383    4,122,956
    Allianz SE........................................  57,875    9,480,650
    Allianz SE ADR.................................... 245,686    4,029,250
    Axel Springer SE..................................   9,850      552,053
    BASF SE........................................... 198,273   17,133,679
    BASF SE Sponsored ADR.............................   8,000      690,000
    Bayer AG.......................................... 151,065   22,308,747
#   Bayer AG Sponsored ADR............................  32,835    4,851,700
    Bayerische Motoren Werke AG.......................  79,188    7,940,632
    Beiersdorf AG.....................................  15,930    1,361,050
#   Bilfinger SE......................................   8,723      360,284
    Brenntag AG.......................................  35,939    1,998,563
*   Commerzbank AG.................................... 280,795    3,631,396
    Continental AG....................................  25,642    5,732,602
    Daimler AG........................................ 234,363   20,965,151
    Deutsche Annington Immobilien SE..................  50,951    1,589,666
#   Deutsche Bank AG(D18190898)....................... 218,645    7,656,948
    Deutsche Bank AG(5750355).........................  50,363    1,769,244

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
GERMANY -- (Continued)
    Deutsche Boerse AG................................    39,434 $  3,582,228
*   Deutsche Lufthansa AG.............................   114,808    1,559,687
    Deutsche Post AG..................................   217,492    6,573,756
    Deutsche Telekom AG...............................   653,461   11,816,173
#   Deutsche Telekom AG Sponsored ADR.................    94,100    1,693,800
    Deutsche Wohnen AG................................    89,072    2,197,596
    E.ON SE...........................................   333,906    4,409,656
    E.ON SE Sponsored ADR.............................    52,950      697,351
    Fielmann AG.......................................     5,420      358,153
    Fraport AG Frankfurt Airport Services Worldwide...     9,556      627,421
    Fresenius Medical Care AG & Co. KGaA..............    43,311    3,543,797
    Fresenius Medical Care AG & Co. KGaA ADR..........    13,900      568,510
    Fresenius SE & Co. KGaA...........................   103,541    7,164,618
    Fuchs Petrolub SE.................................     6,553      262,241
    GEA Group AG......................................    36,193    1,531,536
    Hannover Rueck SE.................................    19,181    2,036,364
    HeidelbergCement AG...............................    41,840    3,186,563
    Henkel AG & Co. KGaA..............................    21,511    2,169,515
    Hochtief AG.......................................    10,711      935,902
    Hugo Boss AG......................................    14,181    1,709,893
    Infineon Technologies AG..........................   207,545    2,328,080
    K+S AG............................................    48,416    1,986,514
    LANXESS AG........................................    27,783    1,604,403
    Linde AG..........................................    33,883    6,394,865
    MAN SE............................................     7,698      802,678
    Merck KGaA........................................    30,434    3,097,092
    Metro AG..........................................    70,281    2,212,653
    MTU Aero Engines AG...............................    16,778    1,545,245
    Muenchener Rueckversicherungs-Gesellschaft AG.....    32,238    5,924,651
    Osram Licht AG....................................    18,708    1,062,744
    ProSiebenSat.1 Media SE...........................    19,776    1,011,014
#   Puma SE...........................................       790      149,583
*   QIAGEN NV.........................................    53,320    1,496,079
    Rhoen-Klinikum AG.................................     7,853      218,255
    RTL Group SA......................................     6,796      617,615
    RWE AG............................................   216,266    4,504,091
    SAP SE............................................   137,252    9,860,603
#   SAP SE Sponsored ADR..............................     8,519      610,557
#*  SGL Carbon SE.....................................       819       14,078
    Siemens AG........................................   140,902   15,097,088
    Software AG.......................................       943       28,214
    Suedzucker AG.....................................    17,838      294,207
    Symrise AG........................................    21,173    1,407,729
*   Talanx AG.........................................    13,110      418,331
    Telefonica Deutschland Holding AG.................   163,658    1,015,025
    ThyssenKrupp AG...................................   108,366    2,748,157
    United Internet AG................................    27,940    1,380,947
    Volkswagen AG.....................................     7,634    1,544,094
    Wacker Chemie AG..................................     6,276      630,174
                                                                 ------------
TOTAL GERMANY.........................................            242,804,097
                                                                 ------------
HONG KONG -- (2.8%)
    AIA Group, Ltd.................................... 2,317,200   15,102,155

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
HONG KONG -- (Continued)
    ASM Pacific Technology, Ltd.......................    49,600 $  449,356
    Bank of East Asia, Ltd. (The).....................   396,306  1,605,000
    BOC Hong Kong Holdings, Ltd.......................   711,500  2,861,221
#*  Brightoil Petroleum Holdings, Ltd.................   333,000    122,229
    Cathay Pacific Airways, Ltd.......................   492,000  1,162,884
    Cheung Kong Infrastructure Holdings, Ltd..........   137,000  1,188,656
*   Cheung Kong Property Holdings, Ltd................   553,962  4,616,171
#   Chow Tai Fook Jewellery Group, Ltd................   253,000    246,491
    CK Hutchison Holdings, Ltd........................   553,962  8,222,724
    CLP Holdings, Ltd.................................   340,900  2,890,704
#   Esprit Holdings, Ltd..............................   486,920    467,262
    FIH Mobile, Ltd...................................   627,000    327,535
    First Pacific Co., Ltd............................   922,400    737,933
    Galaxy Entertainment Group, Ltd...................   516,000  2,372,783
*   Global Brands Group Holding, Ltd.................. 1,312,000    290,743
    Hang Lung Group, Ltd..............................   224,000  1,012,523
    Hang Lung Properties, Ltd.........................   568,000  1,629,435
    Hang Seng Bank, Ltd...............................   143,900  2,951,786
    Henderson Land Development Co., Ltd...............   323,846  2,141,010
#   HK Electric Investments & HK Electric
      Investments, Ltd................................   177,000    122,830
    Hong Kong & China Gas Co., Ltd.................... 1,389,466  2,838,068
    Hong Kong Exchanges and Clearing, Ltd.............   237,516  6,450,956
    Hongkong & Shanghai Hotels, Ltd. (The)............    94,525    125,479
    Hopewell Holdings, Ltd............................   145,000    500,203
    Hysan Development Co., Ltd........................   181,638    780,987
    Johnson Electric Holdings, Ltd....................   111,125    376,492
    Kerry Logistics Network, Ltd......................    69,696    107,791
    Kerry Properties, Ltd.............................   284,393  1,061,652
#   Kingston Financial Group, Ltd.....................   150,000     54,466
    L'Occitane International SA.......................   112,750    286,068
#   Li & Fung, Ltd.................................... 1,478,000  1,145,227
    Lifestyle International Holdings, Ltd.............    80,500    131,256
#   Melco Crown Entertainment, Ltd. ADR...............    34,136    704,226
#   Melco International Development, Ltd..............   179,000    305,673
    MGM China Holdings, Ltd...........................   194,000    411,069
    MTR Corp., Ltd....................................   320,436  1,426,577
    New World Development Co., Ltd.................... 2,140,763  2,585,059
    NWS Holdings, Ltd.................................   324,343    485,016
    Orient Overseas International, Ltd................    63,000    312,072
    PCCW, Ltd......................................... 1,289,712    771,803
    Power Assets Holdings, Ltd........................   247,207  2,326,962
#   Prada SpA.........................................   104,600    481,428
    Samsonite International SA........................   354,900  1,157,312
    Sands China, Ltd..................................   536,000  2,365,514
    Shangri-La Asia, Ltd..............................   355,655    458,023
    Sino Land Co., Ltd................................   795,267  1,236,013
#   SJM Holdings, Ltd.................................   576,000    670,032
    Sun Hung Kai Properties, Ltd......................   322,108  4,942,690
    Swire Pacific, Ltd. Class A.......................   174,000  2,230,630
    Swire Pacific, Ltd. Class B.......................   150,000    353,245
    Swire Properties, Ltd.............................   192,000    617,346
    Techtronic Industries Co., Ltd....................   327,500  1,157,527
    Television Broadcasts, Ltd........................    52,000    274,030

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
HONG KONG -- (Continued)
#   VTech Holdings, Ltd...............................    24,800 $   308,529
    Wharf Holdings, Ltd. (The)........................   305,609   1,939,568
    Wheelock & Co., Ltd...............................   259,000   1,331,761
    Wynn Macau, Ltd...................................   322,000     664,064
    Xinyi Glass Holdings, Ltd.........................   396,000     206,632
    Yue Yuen Industrial Holdings, Ltd.................   240,000     781,201
                                                                 -----------
TOTAL HONG KONG.......................................            94,884,078
                                                                 -----------
IRELAND -- (0.5%)
*   Bank of Ireland................................... 6,423,051   2,697,580
*   Bank of Ireland Sponsored ADR.....................    17,922     300,194
    CRH P.L.C.(0182704)...............................    58,738   1,746,878
    CRH P.L.C.(4182249)...............................    22,786     673,936
    CRH P.L.C. Sponsored ADR..........................   111,185   3,303,306
    Dragon Oil P.L.C..................................    43,868     497,614
    Glanbia P.L.C.....................................    27,488     573,191
    Kerry Group P.L.C. Class A(0490656)...............    18,318   1,388,810
    Kerry Group P.L.C. Class A(4519579)...............    19,126   1,453,390
    Paddy Power P.L.C.................................     1,062      94,824
    Ryanair Holdings P.L.C............................    33,520     461,404
    Smurfit Kappa Group P.L.C.........................    89,731   2,698,460
                                                                 -----------
TOTAL IRELAND.........................................            15,889,587
                                                                 -----------
ISRAEL -- (0.6%)
    Azrieli Group.....................................     8,773     364,222
    Bank Hapoalim BM..................................   310,713   1,727,581
*   Bank Leumi Le-Israel BM...........................   382,531   1,668,299
    Bezeq The Israeli Telecommunication Corp., Ltd....   479,651     884,593
*   Cellcom Israel, Ltd...............................     2,105      13,074
    Delek Group, Ltd..................................     1,413     417,286
    Elbit Systems, Ltd.(M3760D101)....................     1,593     131,199
    Elbit Systems, Ltd.(6308913)......................     7,287     601,626
    First International Bank Of Israel, Ltd...........     2,402      34,488
    Frutarom Industries, Ltd..........................     2,963     124,964
    Israel Chemicals, Ltd.............................   103,153     713,846
*   Israel Discount Bank, Ltd. Class A................   307,005     619,988
    Migdal Insurance & Financial Holding, Ltd.........    85,601     101,415
    Mizrahi Tefahot Bank, Ltd.........................    32,493     416,880
    NICE Systems, Ltd. Sponsored ADR..................    11,726     757,031
    Osem Investments, Ltd.............................     9,419     200,307
*   Partner Communications Co., Ltd...................     8,183      35,433
*   Partner Communications Co., Ltd. ADR..............     3,525      14,981
    Paz Oil Co., Ltd..................................        85      13,706
*   Strauss Group, Ltd................................     6,801     107,187
    Teva Pharmaceutical Industries, Ltd...............     6,037     414,199
    Teva Pharmaceutical Industries, Ltd. Sponsored
       ADR............................................   168,638  11,639,395
                                                                 -----------
TOTAL ISRAEL..........................................            21,001,700
                                                                 -----------
ITALY -- (2.0%)
    Assicurazioni Generali SpA........................   217,969   4,295,569
    Atlantia SpA......................................    96,325   2,572,279
*   Banca Carige SpA..................................    42,752      81,482

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
ITALY -- (Continued)
*   Banca Monte dei Paschi di Siena SpA...............   277,058 $   550,578
    Banca Popolare dell'Emilia Romagna SC.............     7,289      64,167
*   Banco Popolare SC.................................    96,836   1,676,630
    CNH Industrial NV.................................   218,294   1,959,091
    Davide Campari-Milano SpA.........................    51,808     414,550
    Enel Green Power SpA..............................   489,203   1,016,208
    Enel SpA.......................................... 1,281,225   6,020,410
    Eni SpA...........................................   427,533   7,482,089
#   Eni SpA Sponsored ADR.............................    67,929   2,377,515
*   Fiat Chrysler Automobiles NV(N31738102)...........     7,000     110,600
*   Fiat Chrysler Automobiles NV(BRJFWP3).............   230,908   3,632,255
*   Finmeccanica SpA..................................   100,141   1,442,946
    Intesa Sanpaolo SpA............................... 1,860,561   7,163,403
    Intesa Sanpaolo SpA Sponsored ADR.................     9,000     208,710
    Luxottica Group SpA...............................    36,746   2,664,703
    Luxottica Group SpA Sponsored ADR.................       875      63,192
    Mediaset SpA......................................   163,624     828,524
    Mediobanca SpA....................................   167,675   1,827,323
    Mediolanum SpA....................................    51,783     414,561
    Parmalat SpA......................................    80,329     211,340
    Pirelli & C. SpA..................................    58,843     972,913
    Prysmian SpA......................................    32,964     756,880
#*  Saipem SpA........................................    56,723     495,008
    Salvatore Ferragamo SpA...........................     9,142     289,121
    Snam SpA..........................................   354,253   1,743,230
*   Telecom Italia SpA................................ 2,937,149   3,892,035
*   Telecom Italia SpA Sponsored ADR..................    78,565   1,037,058
    Tenaris SA(7538515)...............................    21,859     276,307
    Tenaris SA(2167367)...............................    33,399     839,985
    Terna Rete Elettrica Nazionale SpA................   388,130   1,810,190
#   Tod's SpA.........................................     2,308     233,151
    UniCredit SpA.....................................   918,761   6,092,569
    Unione di Banche Italiane SCPA....................   244,161   1,980,324
    UnipolSai SpA.....................................   280,644     729,259
                                                                 -----------
TOTAL ITALY...........................................            68,226,155
                                                                 -----------
JAPAN -- (20.7%)
    77 Bank, Ltd. (The)...............................    81,000     526,976
#   ABC-Mart, Inc.....................................     6,600     396,278
#   Advantest Corp....................................    18,340     160,293
    Advantest Corp. ADR...............................    10,000      87,600
    Aeon Co., Ltd.....................................   398,900   6,095,493
    Aeon Mall Co., Ltd................................    16,948     318,306
    Air Water, Inc....................................    53,000     919,396
    Aisin Seiki Co., Ltd..............................    78,400   3,178,251
    Ajinomoto Co., Inc................................    94,000   2,161,760
    Alfresa Holdings Corp.............................    38,700     648,118
    Alps Electric Co., Ltd............................    49,500   1,560,191
    Amada Holdings Co., Ltd...........................    79,400     777,728
    ANA Holdings, Inc.................................   198,000     630,490
    Anritsu Corp......................................    24,000     171,851
    Aoyama Trading Co., Ltd...........................    14,700     583,995
    Aozora Bank, Ltd..................................   208,000     798,132

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   Asahi Glass Co., Ltd.............................. 383,000 $2,243,908
    Asahi Group Holdings, Ltd.........................  83,200  2,788,362
    Asahi Intecc Co., Ltd.............................   9,400    314,088
    Asahi Kasei Corp.................................. 294,000  2,233,309
    Asics Corp........................................  24,800    712,706
    Astellas Pharma, Inc.............................. 345,075  5,194,041
    Autobacs Seven Co., Ltd...........................   9,900    179,508
    Awa Bank, Ltd. (The)..............................  29,000    182,547
    Azbil Corp........................................  10,400    246,984
    Bandai Namco Holdings, Inc........................  49,100  1,088,364
    Bank of Kyoto, Ltd. (The)......................... 103,000  1,214,490
    Bank of Yokohama, Ltd. (The)...................... 328,000  2,084,126
    Benesse Holdings, Inc.............................  31,900    860,292
#   Bic Camera, Inc...................................   8,200     92,900
    Bridgestone Corp.................................. 154,500  5,823,868
    Brother Industries, Ltd...........................  88,200  1,218,403
    Calbee, Inc.......................................  14,400    641,638
    Calsonic Kansei Corp..............................  59,000    430,363
    Canon Marketing Japan, Inc........................  14,800    234,023
    Canon, Inc........................................ 133,400  4,268,149
#   Canon, Inc. Sponsored ADR.........................  64,347  2,057,174
#   Casio Computer Co., Ltd...........................  45,500    906,390
    Central Japan Railway Co..........................  28,300  4,950,851
    Century Tokyo Leasing Corp........................  16,700    566,534
    Chiba Bank, Ltd. (The)............................ 249,000  1,984,019
#   Chiyoda Corp......................................  28,000    225,623
    Chubu Electric Power Co., Inc..................... 122,500  2,078,026
    Chugai Pharmaceutical Co., Ltd....................  34,200  1,244,029
    Chugoku Bank, Ltd. (The)..........................  45,700    713,837
    Chugoku Electric Power Co., Inc. (The)............  57,700    862,920
    Citizen Holdings Co., Ltd.........................  73,400    489,680
    Coca-Cola East Japan Co., Ltd.....................  16,400    301,757
    Coca-Cola West Co., Ltd...........................  22,100    445,147
#   COLOPL, Inc.......................................   8,700    169,007
    COMSYS Holdings Corp..............................  24,700    374,457
*   Cosmo Oil Co., Ltd................................ 128,000    207,290
#   Cosmos Pharmaceutical Corp........................   1,700    218,411
    Credit Saison Co., Ltd............................  31,400    694,940
#   CyberAgent, Inc...................................   5,300    227,955
    Dai Nippon Printing Co., Ltd...................... 156,000  1,730,993
    Dai-ichi Life Insurance Co., Ltd. (The)........... 171,000  3,473,417
    Daicel Corp.......................................  72,400    981,317
    Daido Steel Co., Ltd.............................. 132,000    500,619
#   Daihatsu Motor Co., Ltd...........................  88,400  1,255,433
#   Daiichi Sankyo Co., Ltd........................... 118,246  2,421,342
    Daiichikosho Co., Ltd.............................  11,300    444,307
    Daikin Industries, Ltd............................  46,100  2,979,333
    Daikyo, Inc.......................................  98,000    165,996
    Daito Trust Construction Co., Ltd.................  18,500  1,953,659
    Daiwa House Industry Co., Ltd..................... 102,100  2,539,451
    Daiwa Securities Group, Inc....................... 296,000  2,300,047
#   Dena Co., Ltd.....................................  40,700    808,568
    Denki Kagaku Kogyo K.K............................ 148,000    615,460

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Denso Corp........................................  87,700 $4,346,922
    Dentsu, Inc.......................................  29,600  1,675,105
    DIC Corp.......................................... 382,000    898,923
    Disco Corp........................................   4,200    324,530
    DMG Mori Co., Ltd.................................  25,000    385,032
    Don Quijote Holdings Co., Ltd.....................  24,400  1,040,186
    Dowa Holdings Co., Ltd............................  92,200    876,047
    East Japan Railway Co.............................  65,500  6,461,399
    Ebara Corp........................................ 152,000    689,686
#   Eisai Co., Ltd....................................  41,500  2,708,493
    Electric Power Development Co., Ltd...............  24,500    846,763
    Exedy Corp........................................   5,600    138,416
    Ezaki Glico Co., Ltd..............................  10,000    547,885
    FamilyMart Co., Ltd...............................  18,400    889,234
    FANUC Corp........................................  36,200  6,037,668
    Fast Retailing Co., Ltd...........................  11,900  5,886,896
#   FP Corp...........................................   3,400    109,652
    Fuji Electric Co., Ltd............................ 211,000    872,327
    Fuji Heavy Industries, Ltd........................ 132,686  4,902,418
    Fuji Media Holdings, Inc..........................  15,800    203,806
    FUJIFILM Holdings Corp............................  86,500  3,430,478
    Fujitsu, Ltd...................................... 475,440  2,494,135
    Fukuoka Financial Group, Inc...................... 232,000  1,192,329
#   Fukuyama Transporting Co., Ltd....................  29,000    148,977
    Furukawa Electric Co., Ltd........................ 127,000    210,776
    Glory, Ltd........................................  14,900    433,240
    Gree, Inc.........................................  27,200    159,974
    GS Yuasa Corp..................................... 137,000    546,669
#   GungHo Online Entertainment, Inc..................  77,200    256,191
    Gunma Bank, Ltd. (The)............................ 101,000    750,580
    H2O Retailing Corp................................  16,700    348,527
    Hachijuni Bank, Ltd. (The)........................ 132,000  1,024,410
    Hakuhodo DY Holdings, Inc.........................  47,200    527,371
#   Hamamatsu Photonics K.K...........................  32,800    853,003
    Hankyu Hanshin Holdings, Inc...................... 294,000  1,857,201
    Haseko Corp.......................................  70,100    887,672
    Heiwa Corp........................................  20,600    452,377
    Hikari Tsushin, Inc...............................   3,800    265,271
    Hino Motors, Ltd..................................  73,400    949,877
    Hirose Electric Co., Ltd..........................   2,100    250,501
    Hiroshima Bank, Ltd. (The)........................ 109,000    638,777
    HIS Co., Ltd......................................   8,000    290,910
    Hisamitsu Pharmaceutical Co., Inc.................   7,700    279,919
    Hitachi Capital Corp..............................  31,200    847,493
    Hitachi Chemical Co., Ltd.........................  25,900    457,989
    Hitachi Construction Machinery Co., Ltd...........  50,400    837,971
    Hitachi High-Technologies Corp....................  17,365    404,745
    Hitachi Metals, Ltd...............................  76,000  1,129,897
    Hitachi Transport System, Ltd.....................   8,415    151,691
    Hitachi, Ltd...................................... 866,000  5,610,627
#   Hitachi, Ltd. ADR.................................  34,292  2,230,352
*   Hokkaido Electric Power Co., Inc..................  48,900    589,695
    Hokuhoku Financial Group, Inc..................... 311,000    734,255

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
JAPAN -- (Continued)
    Hokuriku Electric Power Co........................  48,500 $   745,559
    Honda Motor Co., Ltd.............................. 277,592   9,326,397
    Honda Motor Co., Ltd. Sponsored ADR............... 130,383   4,427,807
    Horiba, Ltd.......................................   3,800     143,602
    Hoshizaki Electric Co., Ltd.......................   8,000     476,849
    House Foods Group, Inc............................  16,300     329,360
    Hoya Corp.........................................  98,900   4,182,312
    Hulic Co., Ltd....................................   8,900      88,026
    Ibiden Co., Ltd...................................  43,700     722,490
    Idemitsu Kosan Co., Ltd...........................  30,900     567,970
    IHI Corp.......................................... 416,000   1,653,274
    Iida Group Holdings Co., Ltd......................  48,800     856,562
    Inpex Corp........................................ 157,800   1,714,612
    Isetan Mitsukoshi Holdings, Ltd...................  67,180   1,222,100
    Isuzu Motors, Ltd................................. 145,300   2,011,276
    Ito En, Ltd.......................................  23,000     534,636
    ITOCHU Corp....................................... 288,100   3,526,872
#   Itochu Techno-Solutions Corp......................  19,500     455,286
#   Iwatani Corp......................................  59,000     360,996
    Iyo Bank, Ltd. (The)..............................  73,500     934,479
    Izumi Co., Ltd....................................  12,800     596,975
    J Front Retailing Co., Ltd........................  68,300   1,283,146
    Japan Airlines Co., Ltd...........................  23,700     894,178
#   Japan Airport Terminal Co., Ltd...................   5,800     308,552
    Japan Aviation Electronics Industry, Ltd..........  12,000     266,790
    Japan Exchange Group, Inc.........................  63,400   2,206,830
    Japan Steel Works, Ltd. (The).....................  76,000     281,846
    Japan Tobacco, Inc................................ 252,700   9,808,968
    JFE Holdings, Inc................................. 102,600   1,921,274
    JGC Corp..........................................  58,000     990,532
    Joyo Bank, Ltd. (The)............................. 202,000   1,194,721
    JSR Corp..........................................  35,400     589,066
    JTEKT Corp........................................  81,160   1,401,486
    JX Holdings, Inc.................................. 628,570   2,679,452
#   K's Holdings Corp.................................  13,439     427,286
#   Kagome Co., Ltd...................................  17,600     289,888
    Kagoshima Bank, Ltd. (The)........................  13,000      88,871
    Kajima Corp....................................... 170,000     843,874
#   Kakaku.com, Inc...................................  30,400     483,214
    Kaken Pharmaceutical Co., Ltd.....................  17,000     633,393
    Kamigumi Co., Ltd.................................  57,000     536,129
    Kaneka Corp.......................................  73,000     526,692
*   Kansai Electric Power Co., Inc. (The)............. 134,500   1,823,723
    Kansai Paint Co., Ltd.............................  36,000     585,984
    Kao Corp.......................................... 114,200   5,789,549
    Kawasaki Heavy Industries, Ltd.................... 404,000   1,770,713
    Kawasaki Kisen Kaisha, Ltd........................ 355,000     792,531
    KDDI Corp......................................... 403,900  10,253,431
    Keihan Electric Railway Co., Ltd.................. 114,000     744,547
    Keikyu Corp.......................................  92,000     756,761
    Keio Corp......................................... 104,000     865,270
#   Keisei Electric Railway Co., Ltd..................  64,000     780,164
    Keiyo Bank, Ltd. (The)............................  43,000     216,981

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Kewpie Corp.......................................    21,800 $  492,908
    Keyence Corp......................................     7,751  3,904,450
    Kikkoman Corp.....................................    18,000    629,115
    Kinden Corp.......................................    39,000    519,807
    Kintetsu Group Holdings Co., Ltd..................   350,280  1,247,774
    Kirin Holdings Co., Ltd...........................   153,500  2,360,205
    Kobayashi Pharmaceutical Co., Ltd.................     5,100    400,055
    Kobe Steel, Ltd................................... 1,426,924  2,207,163
    Koito Manufacturing Co., Ltd......................    29,200  1,147,150
#   Komatsu, Ltd......................................   212,900  3,934,166
    Komeri Co., Ltd...................................     5,000    120,570
    Konami Corp.......................................    20,500    427,527
    Konica Minolta, Inc...............................   173,900  2,167,333
    Kose Corp.........................................     3,590    348,817
    Kubota Corp.......................................   193,000  3,300,807
    Kubota Corp. Sponsored ADR........................     8,151    697,726
    Kuraray Co., Ltd..................................    73,600    867,652
    Kurita Water Industries, Ltd......................    20,800    454,563
    Kyocera Corp......................................    26,900  1,385,068
    Kyocera Corp. Sponsored ADR.......................    21,258  1,093,086
    KYORIN Holdings, Inc..............................     5,400    105,194
    Kyowa Hakko Kirin Co., Ltd........................    40,000    650,875
*   Kyushu Electric Power Co., Inc....................    91,900  1,302,262
*   Laox Co., Ltd.....................................    25,000    105,026
    Lawson, Inc.......................................    15,000  1,115,720
*   Leopalace21 Corp..................................     6,300     34,451
    Lintec Corp.......................................    13,800    297,853
#   Lion Corp.........................................    52,000    447,100
    LIXIL Group Corp..................................    64,040  1,283,877
    M3, Inc...........................................    45,700  1,076,895
    Maeda Road Construction Co., Ltd..................     9,000    165,308
    Makita Corp.......................................    23,000  1,269,765
    Makita Corp. Sponsored ADR........................     1,630     90,742
    Marubeni Corp.....................................   544,100  3,023,834
    Marui Group Co., Ltd..............................    45,300    633,369
    Matsui Securities Co., Ltd........................    16,900    154,630
    Matsumotokiyoshi Holdings Co., Ltd................     8,200    395,750
    Mazda Motor Corp..................................   209,099  4,101,599
#   McDonald's Holdings Co. Japan, Ltd................    12,400    264,080
    Medipal Holdings Corp.............................    30,300    539,490
    MEIJI Holdings Co., Ltd...........................    12,756  1,811,762
    Minebea Co., Ltd..................................    73,000  1,141,613
    Miraca Holdings, Inc..............................    21,500    989,586
    MISUMI Group, Inc.................................    54,300    670,486
    Mitsubishi Chemical Holdings Corp.................   780,590  5,094,598
    Mitsubishi Corp...................................   256,700  5,538,762
    Mitsubishi Electric Corp..........................   412,000  4,424,979
    Mitsubishi Estate Co., Ltd........................   164,000  3,642,048
    Mitsubishi Gas Chemical Co., Inc..................   141,000    782,172
    Mitsubishi Heavy Industries, Ltd..................   681,000  3,600,556
    Mitsubishi Logistics Corp.........................    33,000    479,461
    Mitsubishi Materials Corp.........................   465,000  1,683,331
    Mitsubishi Motors Corp............................   267,199  2,271,479

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Mitsubishi Shokuhin Co., Ltd......................     1,100 $    24,396
    Mitsubishi Tanabe Pharma Corp.....................    47,900     797,522
    Mitsubishi UFJ Financial Group, Inc............... 1,245,272   9,061,950
#   Mitsubishi UFJ Financial Group, Inc. ADR.......... 1,429,197  10,476,014
#   Mitsui & Co., Ltd.................................   277,300   3,598,021
    Mitsui & Co., Ltd. Sponsored ADR..................     2,559     664,700
    Mitsui Chemicals, Inc.............................   325,000   1,217,293
    Mitsui Engineering & Shipbuilding Co., Ltd........   114,000     198,487
    Mitsui Fudosan Co., Ltd...........................   126,000   3,584,117
    Mitsui Mining & Smelting Co., Ltd.................   148,000     363,864
#   Mitsui OSK Lines, Ltd.............................   316,000     947,739
#   Mizuho Financial Group, Inc....................... 5,216,805  11,375,293
    Mizuho Financial Group, Inc. ADR..................   307,194   1,373,157
    Mochida Pharmaceutical Co., Ltd...................     1,600      88,760
    MonotaRO Co., Ltd.................................     4,100     215,801
    MS&AD Insurance Group Holdings, Inc...............    80,995   2,550,720
    Murata Manufacturing Co., Ltd.....................    46,400   6,874,271
    Nabtesco Corp.....................................    23,300     511,642
    Nagase & Co., Ltd.................................    27,100     345,591
    Nagoya Railroad Co., Ltd..........................   177,000     664,624
    Nankai Electric Railway Co., Ltd..................   165,000     830,089
    Nanto Bank, Ltd. (The)............................     2,000       6,736
    NEC Corp.......................................... 1,120,546   3,578,834
    Nexon Co., Ltd....................................    32,000     438,171
    NGK Insulators, Ltd...............................    51,000   1,307,116
    NGK Spark Plug Co., Ltd...........................    48,200   1,275,943
    NH Foods, Ltd.....................................    42,000   1,020,830
    NHK Spring Co., Ltd...............................    53,500     566,673
    Nichirei Corp.....................................    34,000     221,822
    Nidec Corp........................................    32,400   2,896,764
    Nidec Corp. ADR...................................    52,108   1,165,135
    Nifco, Inc........................................    16,000     691,311
    Nihon Kohden Corp.................................    10,800     239,571
#   Nikon Corp........................................    96,200   1,144,269
    Nintendo Co., Ltd.................................    15,300   2,687,298
    Nippo Corp........................................    15,000     263,859
    Nippon Electric Glass Co., Ltd....................    95,500     463,394
    Nippon Express Co., Ltd...........................   224,000   1,184,120
    Nippon Kayaku Co., Ltd............................    35,000     354,552
    Nippon Paint Holdings Co., Ltd....................    16,600     475,792
    Nippon Paper Industries Co., Ltd..................    28,300     464,347
    Nippon Shokubai Co., Ltd..........................    37,000     546,439
    Nippon Steel & Sumitomo Metal Corp................ 1,643,420   3,881,875
    Nippon Telegraph & Telephone Corp.................   133,200   5,129,895
#   Nippon Telegraph & Telephone Corp. ADR............    12,525     483,841
    Nippon Television Holdings, Inc...................    12,900     242,973
    Nippon Yusen K.K..................................   584,000   1,596,415
    Nipro Corp........................................    26,900     284,177
    Nishi-Nippon City Bank, Ltd. (The)................   179,000     543,603
    Nishi-Nippon Railroad Co., Ltd....................    56,000     276,956
    Nissan Chemical Industries, Ltd...................    27,700     607,456
    Nissan Motor Co., Ltd.............................   593,500   5,646,870
    Nissan Shatai Co., Ltd............................    22,000     278,831

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Nisshin Seifun Group, Inc.........................  53,470 $  766,363
    Nisshin Steel Co., Ltd............................  11,700    135,354
    Nisshinbo Holdings, Inc...........................  38,000    420,959
    Nissin Foods Holdings Co., Ltd....................   9,600    432,612
    Nitori Holdings Co., Ltd..........................  15,400  1,380,605
    Nitto Denko Corp..................................  36,200  2,739,722
    NOK Corp..........................................  25,780    755,125
    Nomura Holdings, Inc.............................. 333,900  2,391,024
#   Nomura Holdings, Inc. ADR......................... 348,297  2,507,738
    Nomura Real Estate Holdings, Inc..................  37,000    737,849
    Nomura Research Institute, Ltd....................  17,200    705,481
    NSK, Ltd.......................................... 137,800  1,778,230
    NTN Corp.......................................... 197,000  1,118,624
    NTT Data Corp.....................................  29,100  1,390,370
    NTT DOCOMO, Inc................................... 306,828  6,478,776
    NTT DOCOMO, Inc. Sponsored ADR....................  50,866  1,071,747
    NTT Urban Development Corp........................  27,400    269,302
    Obayashi Corp..................................... 119,000    915,852
    Obic Co., Ltd.....................................  10,500    498,174
    Odakyu Electric Railway Co., Ltd.................. 105,000  1,050,212
    Oji Holdings Corp................................. 289,000  1,263,598
    Oki Electric Industry Co., Ltd....................  23,000     47,271
    OKUMA Corp........................................  27,000    261,687
    Olympus Corp......................................  56,700  2,169,536
    Omron Corp........................................  51,200  2,006,184
    Ono Pharmaceutical Co., Ltd.......................   3,400    409,625
    Oracle Corp. Japan................................   9,600    404,013
    Oriental Land Co., Ltd............................  44,400  2,816,127
    Osaka Gas Co., Ltd................................ 309,000  1,235,553
    OSG Corp..........................................  24,400    519,825
    Otsuka Corp.......................................  10,300    540,602
    Otsuka Holdings Co., Ltd..........................  72,800  2,613,882
    Panasonic Corp.................................... 398,889  4,660,756
    Panasonic Corp. Sponsored ADR..................... 106,991  1,248,585
    Park24 Co., Ltd...................................  18,900    343,652
    Pigeon Corp.......................................  23,000    699,354
    Pola Orbis Holdings, Inc..........................   5,200    317,694
    Rakuten, Inc...................................... 179,500  2,884,570
    Resona Holdings, Inc.............................. 777,300  4,273,384
    Resorttrust, Inc..................................  15,100    373,152
    Ricoh Co., Ltd.................................... 261,600  2,580,878
    Rinnai Corp.......................................   5,500    388,797
    Rohm Co., Ltd.....................................  17,600  1,017,604
    Rohto Pharmaceutical Co., Ltd.....................  18,500    328,469
    Ryohin Keikaku Co., Ltd...........................   4,800  1,022,922
    Sankyo Co., Ltd...................................  13,000    493,075
    Sankyu, Inc.......................................   7,000     39,728
#   Sanrio Co., Ltd...................................   9,900    275,123
    Santen Pharmaceutical Co., Ltd....................  49,600    729,717
    Sanwa Holdings Corp...............................  42,000    318,184
    Sapporo Holdings, Ltd............................. 115,000    437,501
    Sawai Pharmaceutical Co., Ltd.....................  10,100    618,221
    SBI Holdings, Inc.................................  75,950  1,054,693

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
JAPAN -- (Continued)
    SCREEN Holdings Co., Ltd..........................  27,000 $   141,879
    SCSK Corp.........................................   7,500     268,379
    Secom Co., Ltd....................................  44,700   3,007,248
    Sega Sammy Holdings, Inc..........................  31,648     394,843
    Seiko Epson Corp..................................  80,900   1,429,342
    Seino Holdings Co., Ltd...........................  35,000     402,556
    Sekisui Chemical Co., Ltd......................... 142,000   1,575,499
#   Sekisui House, Ltd................................ 134,960   2,004,860
    Seven & I Holdings Co., Ltd....................... 160,276   7,395,351
    Seven Bank, Ltd................................... 137,000     652,499
#*  Sharp Corp........................................ 561,000     742,327
    Shiga Bank, Ltd. (The)............................  47,000     250,126
    Shikoku Electric Power Co., Inc...................  39,500     664,716
    Shimadzu Corp.....................................  54,000     803,857
    Shimamura Co., Ltd................................   5,800     598,441
    Shimano, Inc......................................  16,600   2,301,306
    Shimizu Corp...................................... 116,000   1,017,314
    Shin-Etsu Chemical Co., Ltd.......................  64,900   3,881,019
    Shinsei Bank, Ltd................................. 522,000   1,140,442
    Shionogi & Co., Ltd...............................  42,700   1,701,159
    Shiseido Co., Ltd.................................  66,800   1,615,779
    Shizuoka Bank, Ltd. (The)......................... 159,000   1,795,996
    Showa Denko KK.................................... 606,000     747,025
    Showa Shell Sekiyu K.K............................  64,300     603,814
    SKY Perfect JSAT Holdings, Inc....................  54,800     275,083
    SMC Corp..........................................   7,800   1,975,887
    SoftBank Group Corp............................... 218,900  12,099,509
    Sohgo Security Services Co., Ltd..................  10,300     456,701
    Sojitz Corp....................................... 427,800     987,043
    Sompo Japan Nipponkoa Holdings, Inc...............  58,050   2,045,269
*   Sony Corp......................................... 173,800   4,926,607
*   Sony Corp. Sponsored ADR..........................  25,884     733,811
    Sony Financial Holdings, Inc......................  37,500     716,848
    Sotetsu Holdings, Inc.............................  83,000     488,912
    Square Enix Holdings Co., Ltd.....................  20,200     508,046
    Stanley Electric Co., Ltd.........................  33,500     715,148
    Start Today Co., Ltd..............................  10,500     336,073
    Sugi Holdings Co., Ltd............................   7,100     361,672
#   Sumco Corp........................................  40,000     399,365
    Sumitomo Chemical Co., Ltd........................ 676,000   3,856,283
    Sumitomo Corp..................................... 206,800   2,347,657
    Sumitomo Dainippon Pharma Co., Ltd................  34,400     411,362
    Sumitomo Electric Industries, Ltd................. 288,900   4,308,848
    Sumitomo Forestry Co., Ltd........................  45,500     539,593
    Sumitomo Heavy Industries, Ltd.................... 131,000     661,164
    Sumitomo Metal Mining Co., Ltd.................... 143,000   1,922,668
    Sumitomo Mitsui Financial Group, Inc.............. 252,840  11,401,564
    Sumitomo Mitsui Trust Holdings, Inc............... 753,210   3,498,376
    Sumitomo Osaka Cement Co., Ltd....................  51,000     191,211
    Sumitomo Realty & Development Co., Ltd............  62,000   2,174,844
    Sumitomo Rubber Industries, Ltd...................  67,500   1,017,088
    Sundrug Co., Ltd..................................   6,300     366,941
    Suntory Beverage & Food, Ltd......................  30,100   1,271,488

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
JAPAN -- (Continued)
    Suruga Bank, Ltd..................................  31,400 $   674,253
    Suzuken Co., Ltd..................................  17,908     633,641
    Suzuki Motor Corp.................................  66,300   2,308,036
    Sysmex Corp.......................................  31,700   2,051,315
    T&D Holdings, Inc................................. 166,700   2,538,464
    Tadano, Ltd.......................................  31,000     499,466
    Taiheiyo Cement Corp.............................. 485,000   1,599,059
    Taisei Corp....................................... 127,000     746,314
#   Taiyo Nippon Sanso Corp...........................  51,000     599,002
    Takara Holdings, Inc..............................  23,000     189,198
    Takashimaya Co., Ltd..............................  68,000     650,497
#*  Takata Corp.......................................  10,000     101,183
    Takeda Pharmaceutical Co., Ltd.................... 126,400   6,359,350
    TDK Corp..........................................  30,200   2,111,720
    TDK Corp. Sponsored ADR...........................   1,900     134,786
    Teijin, Ltd....................................... 397,000   1,448,922
#   Terumo Corp.......................................  52,600   1,355,975
    THK Co., Ltd......................................  30,100     583,107
    Tobu Railway Co., Ltd............................. 165,000     793,306
    Toho Co., Ltd.....................................  18,200     430,598
    Toho Gas Co., Ltd.................................  99,000     591,421
    Toho Holdings Co., Ltd............................   7,100     176,598
    Tohoku Electric Power Co., Inc....................  72,900   1,068,936
    Tokai Rika Co., Ltd...............................  17,400     437,192
    Tokai Tokyo Financial Holdings, Inc...............  42,100     321,567
    Tokio Marine Holdings, Inc........................ 108,200   4,505,780
    Tokio Marine Holdings, Inc. ADR...................   4,182     174,808
    Tokyo Broadcasting System Holdings, Inc...........   8,300     120,949
*   Tokyo Electric Power Co., Inc..................... 237,800   1,705,834
    Tokyo Electron, Ltd...............................  30,600   1,689,302
    Tokyo Gas Co., Ltd................................ 447,000   2,413,414
    Tokyo Tatemono Co., Ltd...........................  43,019     601,981
    Tokyu Corp........................................ 186,000   1,366,914
    Tokyu Fudosan Holdings Corp....................... 132,700   1,001,184
    TonenGeneral Sekiyu K.K...........................  50,000     499,916
#   Topcon Corp.......................................  16,200     363,346
    Toppan Printing Co., Ltd.......................... 158,000   1,373,012
    Toray Industries, Inc............................. 282,000   2,243,978
    Toshiba Corp...................................... 981,000   2,998,416
    Toshiba TEC Corp..................................  40,000     209,755
    Tosoh Corp........................................ 220,000   1,146,884
    TOTO, Ltd.........................................  71,000   1,155,679
    Toyo Seikan Group Holdings, Ltd...................  39,900     621,721
    Toyo Suisan Kaisha, Ltd...........................  12,900     487,446
    Toyo Tire & Rubber Co., Ltd.......................  37,899     830,613
    Toyobo Co., Ltd................................... 192,000     286,335
    Toyoda Gosei Co., Ltd.............................  31,000     684,991
    Toyota Boshoku Corp...............................  29,800     540,429
    Toyota Motor Corp................................. 401,200  26,715,812
    Toyota Motor Corp. Sponsored ADR..................  96,721  12,908,385
    Toyota Tsusho Corp................................ 112,981   2,863,890
    Trend Micro, Inc..................................  22,400     819,884
    Trend Micro, Inc. Sponsored ADR...................     777      28,516

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
JAPAN -- (Continued)
    TS Tech Co., Ltd..................................    16,300 $    459,681
#   Tsumura & Co......................................     9,000      188,691
    Tsuruha Holdings, Inc.............................     5,800      509,187
#   UACJ Corp.........................................    26,000       61,377
    Ube Industries, Ltd...............................   367,000      641,882
    Unicharm Corp.....................................    82,700    1,985,421
    United Arrows, Ltd................................       800       31,896
    UNY Group Holdings Co., Ltd.......................    44,100      304,753
    Ushio, Inc........................................    18,500      226,656
    USS Co., Ltd......................................    53,300      935,929
    Wacoal Holdings Corp..............................    27,000      344,565
    West Japan Railway Co.............................    30,600    2,196,048
    Yahoo Japan Corp..................................   334,500    1,463,487
    Yakult Honsha Co., Ltd............................    12,400      822,818
#   Yamada Denki Co., Ltd.............................   232,500      888,416
#   Yamaguchi Financial Group, Inc....................    62,000      827,778
    Yamaha Corp.......................................    31,200      734,319
    Yamaha Motor Co., Ltd.............................    72,100    1,635,765
    Yamato Holdings Co., Ltd..........................    64,500    1,429,517
    Yamato Kogyo Co., Ltd.............................     8,700      204,245
    Yamazaki Baking Co., Ltd..........................    24,000      382,348
    Yaskawa Electric Corp.............................    65,400      775,159
    Yokogawa Electric Corp............................    49,600      556,410
    Yokohama Rubber Co., Ltd. (The)...................    43,000      850,416
#*  Zensho Holdings Co., Ltd..........................     6,000       58,102
    Zeon Corp.........................................    65,000      629,755
                                                                 ------------
TOTAL JAPAN...........................................            702,554,600
                                                                 ------------
NETHERLANDS -- (2.5%)
    Aegon NV(007924103)...............................    23,759      182,944
    Aegon NV(5927375).................................   500,429    3,849,169
    Akzo Nobel NV.....................................    89,349    6,393,372
    Akzo Nobel NV Sponsored ADR.......................     5,988      142,634
#   ArcelorMittal(B295F26)............................   111,305    1,003,971
    ArcelorMittal(B03XPL1)............................   184,672    1,666,922
#   ASML Holding NV(B908F01)..........................    21,558    2,137,907
    ASML Holding NV(B929F46)..........................    39,688    3,945,179
    Boskalis Westminster NV...........................    36,325    1,774,745
    Delta Lloyd NV....................................    67,174    1,191,301
*   Fugro NV..........................................    15,891      332,392
    Gemalto NV........................................    20,221    1,735,099
    Heineken NV.......................................    48,862    3,842,487
    ING Groep NV......................................   355,322    6,043,016
#   ING Groep NV Sponsored ADR........................   280,356    4,760,445
    Koninklijke Ahold NV..............................   285,514    5,682,228
    Koninklijke Ahold NV Sponsored ADR................     7,679      152,966
    Koninklijke DSM NV................................    47,410    2,705,663
#   Koninklijke KPN NV................................ 1,201,264    4,746,291
    Koninklijke Philips Electronics NV................    12,192      339,060
    Koninklijke Philips NV............................   186,481    5,196,520
    Koninklijke Vopak NV..............................    21,272    1,111,281
    Randstad Holding NV...............................    47,578    3,249,200
    RELX NV...........................................   181,607    3,022,494
#   RELX NV Sponsored ADR.............................    69,010    1,147,637

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
NETHERLANDS -- (Continued)
    TNT Express NV....................................  56,732 $   474,792
#   Unilever NV(904784709)............................  92,816   4,160,941
    Unilever NV(B12T3J1).............................. 256,547  11,492,862
    Wolters Kluwer NV................................. 103,812   3,436,035
                                                               -----------
TOTAL NETHERLANDS                                               85,919,553
                                                               -----------
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd............... 193,320     690,037
*   Chorus, Ltd.......................................  57,576     109,080
    Contact Energy, Ltd...............................  68,075     222,381
#   Fletcher Building, Ltd............................ 160,045     836,308
    Ryman Healthcare, Ltd.............................  27,430     152,042
    SKYCITY Entertainment Group, Ltd..................     403       1,175
    Spark New Zealand, Ltd............................ 472,611     923,014
#   TrustPower, Ltd...................................   8,019      41,463
*   Xero, Ltd.........................................   1,961      22,913
                                                               -----------
TOTAL NEW ZEALAND.....................................           2,998,413
                                                               -----------
NORWAY -- (0.7%)
#*  Akastor ASA.......................................  40,633      55,298
#   Aker ASA Class A..................................   4,905     102,341
    Aker Solutions ASA................................  40,633     161,727
*   Archer, Ltd.......................................  31,266       8,045
*   Det Norske Oljeselskap ASA........................   9,362      57,394
    DNB ASA........................................... 194,179   3,165,591
#*  DNO ASA...........................................  83,791      77,829
*   Fred Olsen Energy ASA.............................   7,661      35,610
    Gjensidige Forsikring ASA.........................  33,495     538,239
    Golar LNG, Ltd....................................   6,906     297,441
    Kongsberg Gruppen ASA.............................  11,026     184,695
    Leroy Seafood Group ASA...........................   8,913     306,515
    Marine Harvest ASA................................  68,648     847,368
    Norsk Hydro ASA................................... 361,533   1,348,232
    Norsk Hydro ASA Sponsored ADR.....................  11,200      42,336
#   Opera Software ASA................................   7,442      59,423
    Orkla ASA......................................... 117,262     934,552
    Petroleum Geo-Services ASA........................  85,854     390,924
    Prosafe SE........................................  36,219     105,701
    Salmar ASA........................................   8,207     129,778
    Schibsted ASA.....................................  14,525     507,507
*   Schibsted ASA Class B.............................  12,387     404,891
#   Seadrill, Ltd.(B0HWHV8)...........................  47,297     421,416
#   Seadrill, Ltd.(B09RMQ1)...........................  92,078     828,496
    SpareBank 1 SR-Bank ASA...........................  24,305     144,283
    Statoil ASA....................................... 247,588   4,173,997
#   Statoil ASA Sponsored ADR.........................  38,009     642,732
    Stolt-Nielsen, Ltd................................     900      14,540
*   Storebrand ASA.................................... 135,061     544,013
*   Subsea 7 SA.......................................  75,282     659,570
    Telenor ASA....................................... 171,023   3,756,690
#   TGS Nopec Geophysical Co. ASA.....................  31,549     663,659

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
NORWAY -- (Continued)
    Yara International ASA............................    40,108 $ 1,995,541
                                                                 -----------
TOTAL NORWAY..........................................            23,606,374
                                                                 -----------
PORTUGAL -- (0.1%)
*   Banco Comercial Portugues SA...................... 8,454,652     647,819
*   Banco Espirito Santo SA...........................   513,592          --
    EDP--Energias de Portugal SA......................   496,715   1,837,226
    EDP Renovaveis SA.................................    68,539     501,502
    Galp Energia SGPS SA..............................   102,267   1,182,757
    Jeronimo Martins SGPS SA..........................    48,524     721,171
                                                                 -----------
TOTAL PORTUGAL........................................             4,890,475
                                                                 -----------
SINGAPORE -- (1.2%)
#*  Biosensors International Group, Ltd...............   152,000      77,036
    CapitaLand, Ltd...................................   715,350   1,678,688
    City Developments, Ltd............................   113,500     772,458
    ComfortDelGro Corp., Ltd..........................   422,100     926,292
#   Cosco Corp. Singapore, Ltd........................   132,000      37,514
    DBS Group Holdings, Ltd...........................   363,570   5,352,555
#   Ezion Holdings, Ltd...............................   449,200     282,431
#   First Resources, Ltd..............................   138,000     190,921
#   Genting Hong Kong, Ltd............................    83,000      28,790
    Genting Singapore P.L.C........................... 1,276,100     817,721
    Global Logistic Properties, Ltd...................   547,800     918,794
    Golden Agri-Resources, Ltd........................ 2,265,600     519,918
    Great Eastern Holdings, Ltd.......................    13,000     219,899
    GuocoLand, Ltd....................................    58,000      96,789
    Hongkong Land Holdings, Ltd.......................   225,800   1,737,323
    Hutchison Port Holdings Trust..................... 1,424,200     854,785
    Jardine Cycle & Carriage, Ltd.....................    30,710     661,438
#   Keppel Corp., Ltd.................................   322,800   1,763,452
    M1, Ltd...........................................    88,000     200,598
#*  Neptune Orient Lines, Ltd.........................   422,400     284,984
#   Noble Group, Ltd.................................. 2,163,400     717,972
    Olam International, Ltd...........................    25,200      33,770
    OUE, Ltd..........................................    44,000      62,110
#   Oversea-Chinese Banking Corp., Ltd................   602,602   4,518,947
#   Petra Foods, Ltd..................................    43,000      89,887
    Raffles Medical Group, Ltd........................    87,967     307,317
    SATS, Ltd.........................................   217,736     597,565
    SembCorp Industries, Ltd..........................   276,120     718,188
#   SembCorp Marine, Ltd..............................   263,400     500,578
    Singapore Airlines, Ltd...........................   198,500   1,552,851
    Singapore Exchange, Ltd...........................   196,300   1,141,228
    Singapore Post, Ltd...............................   281,000     400,141
    Singapore Press Holdings, Ltd.....................   314,100     956,964
    Singapore Technologies Engineering, Ltd...........   365,200     873,145
    Singapore Telecommunications, Ltd................. 1,790,150   5,346,502
#   SMRT Corp., Ltd...................................   215,000     216,837
    StarHub, Ltd......................................   125,000     349,003
    Super Group, Ltd..................................    22,000      16,106
    United Industrial Corp., Ltd......................    97,795     238,789

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SINGAPORE -- (Continued)
    United Overseas Bank, Ltd.........................   249,589 $ 4,040,487
    UOL Group, Ltd....................................   168,787     824,605
    Venture Corp., Ltd................................    49,000     280,379
    Wilmar International, Ltd.........................   375,000     874,455
                                                                 -----------
TOTAL SINGAPORE.......................................            42,080,212
                                                                 -----------
SPAIN -- (2.9%)
    Abertis Infraestructuras SA.......................   120,971   1,980,899
    Acciona SA........................................     8,501     687,027
    Acerinox SA.......................................    24,502     298,809
    ACS Actividades de Construccion y Servicios SA....    58,306   1,956,812
#   Amadeus IT Holding SA Class A.....................   106,453   4,647,374
    Banco Bilbao Vizcaya Argentaria SA................   612,262   6,208,548
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..   548,497   5,550,790
    Banco de Sabadell SA.............................. 1,382,227   3,149,073
    Banco Popular Espanol SA..........................   528,109   2,425,311
    Banco Santander SA................................ 1,546,689  10,694,908
    Banco Santander SA Sponsored ADR..................   794,691   5,411,846
    Bankia SA.........................................   687,740     908,917
    Bankinter SA......................................   155,868   1,203,065
    CaixaBank SA......................................   429,233   1,915,527
    Distribuidora Internacional de Alimentacion SA....   127,526     798,131
    Enagas SA.........................................    69,880   1,961,654
    Endesa SA.........................................    58,669   1,232,526
    Ferrovial SA......................................    69,165   1,682,050
    Gas Natural SDG SA................................    87,535   1,899,895
    Grifols SA........................................    29,723   1,313,442
    Iberdrola SA...................................... 1,292,136   9,113,748
    Industria de Diseno Textil SA.....................   225,121   7,718,961
    Mapfre SA.........................................   469,616   1,511,617
    Mediaset Espana Comunicacion SA...................    39,670     498,720
    Obrascon Huarte Lain SA...........................     5,256      87,413
    Prosegur Cia de Seguridad SA......................    26,700     141,401
    Red Electrica Corp. SA............................    26,777   2,138,139
    Repsol SA.........................................   214,111   3,598,439
    Repsol SA Sponsored ADR...........................    88,125   1,477,856
    Telefonica SA.....................................   654,956  10,046,190
#   Telefonica SA Sponsored ADR.......................   362,181   5,534,126
    Zardoya Otis SA...................................    36,382     399,404
                                                                 -----------
TOTAL SPAIN...........................................            98,192,618
                                                                 -----------
SWEDEN -- (2.7%)
    Alfa Laval AB.....................................    78,168   1,437,649
    Assa Abloy AB Class B.............................   242,550   4,924,934
    Atlas Copco AB Class A............................   159,015   4,348,901
    Atlas Copco AB Class B............................    89,825   2,208,790
    Axfood AB.........................................    11,898     202,888
    BillerudKorsnas AB................................    56,292     864,739
    Boliden AB........................................   127,835   2,360,694
    Electrolux AB Series B............................    68,917   1,978,465
#   Elekta AB Class B.................................    67,505     447,831
    Getinge AB Class B................................    60,993   1,496,138

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SWEDEN -- (Continued)
    Hennes & Mauritz AB Class B....................... 213,578 $ 8,497,690
#   Hexagon AB Class B................................  48,133   1,555,284
    Hexpol AB.........................................  43,820     470,053
    Holmen AB Class B.................................   6,705     191,286
    Hufvudstaden AB Class A...........................  17,652     228,179
#   Husqvarna AB Class A..............................  12,600      91,499
    Husqvarna AB Class B.............................. 124,293     905,726
    ICA Gruppen AB....................................  19,051     695,254
*   Lundin Petroleum AB...............................  35,886     520,277
    Meda AB Class A...................................  80,565   1,312,859
#   Millicom International Cellular SA................  18,635   1,362,794
    Modern Times Group MTG AB Class B.................   8,337     236,554
    NCC AB Class A....................................     431      12,778
    NCC AB Class B....................................  33,089     989,007
    Nibe Industrier AB Class B........................  17,567     495,093
    Nordea Bank AB.................................... 595,350   7,412,597
    Ratos AB Class B..................................  43,167     270,206
    Saab AB Class B...................................  11,566     278,895
    Sandvik AB........................................ 315,438   3,196,244
    Securitas AB Class B.............................. 119,211   1,711,254
    Skandinaviska Enskilda Banken AB Class A.......... 334,925   4,031,983
    Skanska AB Class B................................  97,514   2,053,566
    SKF AB Class A....................................   1,528      29,783
    SKF AB Class B.................................... 116,938   2,287,243
#*  SSAB AB Class A...................................  46,577     221,760
*   SSAB AB Class B...................................  37,321     154,971
    Svenska Cellulosa AB SCA Class A..................   5,862     166,342
    Svenska Cellulosa AB SCA Class B.................. 168,786   4,802,711
    Svenska Handelsbanken AB Class A.................. 293,501   4,491,828
#   Svenska Handelsbanken AB Class B..................   2,346      35,984
    Swedbank AB Class A............................... 171,567   4,018,814
    Swedish Match AB..................................  47,974   1,469,438
*   Swedish Orphan Biovitrum AB.......................  12,618     166,098
    Tele2 AB Class B.................................. 153,553   1,598,094
#   Telefonaktiebolaget LM Ericsson Class A...........  14,581     146,685
    Telefonaktiebolaget LM Ericsson Class B........... 546,294   5,841,000
    TeliaSonera AB.................................... 580,005   3,524,822
    Trelleborg AB Class B.............................  65,402   1,129,596
    Volvo AB Class A..................................  63,183     746,985
    Volvo AB Class B.................................. 289,146   3,429,543
    Volvo AB Sponsored ADR............................  14,500     171,390
                                                               -----------
TOTAL SWEDEN..........................................          91,223,194
                                                               -----------
SWITZERLAND -- (8.2%)
    ABB, Ltd.......................................... 420,745   8,557,960
    ABB, Ltd. Sponsored ADR........................... 172,382   3,495,907
    Actelion, Ltd.....................................  24,122   3,567,239
    Adecco SA.........................................  76,698   6,401,402
    Aryzta AG.........................................  29,778   1,510,866
    Baloise Holding AG................................  13,313   1,696,188
    Banque Cantonale Vaudoise.........................     538     348,796
    Barry Callebaut AG................................     699     781,437
    Chocoladefabriken Lindt & Sprungli AG.............      20   1,335,055

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
SWITZERLAND -- (Continued)
    Cie Financiere Richemont SA....................... 106,737 $  9,212,837
    Clariant AG....................................... 166,192    3,315,232
    Credit Suisse Group AG............................ 200,809    5,924,021
#   Credit Suisse Group AG Sponsored ADR..............  59,450    1,750,803
    DKSH Holding AG...................................   7,139      535,588
*   Dufry AG..........................................   7,638    1,059,187
    EMS-Chemie Holding AG.............................   1,735      845,075
    Galenica AG.......................................   1,710    1,946,603
    Geberit AG........................................   9,002    3,113,829
    Givaudan SA.......................................   2,498    4,646,648
    Helvetia Holding AG...............................   1,565      858,774
    Julius Baer Group, Ltd............................  67,068    3,710,183
    Kuehne + Nagel International AG...................  12,432    1,716,205
*   LafargeHolcim, Ltd.(BZ3DNX4)......................  50,076    3,468,048
    LafargeHolcim, Ltd.(7110753)......................  68,243    4,748,240
    Lonza Group AG....................................  21,058    3,052,453
    Nestle SA......................................... 573,333   43,372,684
    Novartis AG....................................... 388,810   40,344,528
    Novartis AG ADR...................................  86,125    8,935,469
    OC Oerlikon Corp. AG..............................  46,595      571,439
    Partners Group Holding AG.........................   3,744    1,251,891
    PSP Swiss Property AG.............................   2,517      226,102
    Roche Holding AG(7108918).........................   5,499    1,573,630
    Roche Holding AG(7110388)......................... 156,447   45,201,083
    Schindler Holding AG..............................   4,227      686,868
    SGS SA............................................   1,263    2,409,258
    Sika AG...........................................     775    2,809,668
    Sonova Holding AG.................................   8,997    1,280,808
    Sulzer AG.........................................   6,084      624,737
    Swatch Group AG (The)(7184725)....................   9,206    3,964,730
    Swatch Group AG (The)(7184736)....................  16,258    1,332,530
    Swiss Life Holding AG.............................   9,242    2,180,626
    Swiss Re AG.......................................  87,853    7,902,992
    Swisscom AG.......................................   5,838    3,395,421
    Syngenta AG.......................................  18,072    7,445,128
    Syngenta AG ADR...................................  24,564    2,022,845
    UBS Group AG(BRJL176)............................. 473,791   10,892,971
*   UBS Group AG(H42097107)........................... 121,945    2,812,052
    Zurich Insurance Group AG.........................  35,863   10,920,627
                                                               ------------
TOTAL SWITZERLAND.....................................          279,756,663
                                                               ------------
UNITED KINGDOM -- (17.3%)
    Aberdeen Asset Management P.L.C................... 315,574    1,792,282
    Admiral Group P.L.C...............................  43,259      999,584
#   Aggreko P.L.C.....................................  93,529    1,751,881
    Amec Foster Wheeler P.L.C.........................  91,962    1,174,383
    Anglo American P.L.C.............................. 402,097    5,070,037
    Antofagasta P.L.C................................. 146,121    1,290,239
    ARM Holdings P.L.C................................ 155,070    2,432,912
    ARM Holdings P.L.C. Sponsored ADR.................  33,945    1,596,773
#   Ashmore Group P.L.C...............................  41,357      171,409
    Ashtead Group P.L.C............................... 183,154    2,808,589
    Associated British Foods P.L.C....................  64,833    3,258,371

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    AstraZeneca P.L.C.................................   153,478 $10,361,083
    AstraZeneca P.L.C. Sponsored ADR..................   235,206   7,947,611
    Aviva P.L.C....................................... 1,069,643   8,697,464
#   Aviva P.L.C. Sponsored ADR........................     9,432     154,590
    Babcock International Group P.L.C.................   153,397   2,373,209
    BAE Systems P.L.C.................................   846,638   6,338,927
    Barclays P.L.C....................................   928,091   4,185,358
    Barclays P.L.C. Sponsored ADR.....................   513,202   9,227,372
    Barratt Developments P.L.C........................   248,715   2,461,423
    Berkeley Group Holdings P.L.C.....................    33,966   1,783,755
    BG Group P.L.C....................................   671,968  11,433,378
    BG Group P.L.C. Sponsored ADR.....................    56,914     977,213
    BHP Billiton P.L.C................................   171,137   3,143,385
#   BHP Billiton P.L.C. ADR...........................   139,693   5,133,718
    BP P.L.C..........................................   482,700   2,973,303
    BP P.L.C. Sponsored ADR...........................   536,435  19,832,002
    British American Tobacco P.L.C....................   322,533  19,150,731
    British American Tobacco P.L.C. Sponsored ADR.....    42,559   5,064,521
    BT Group P.L.C.................................... 1,226,925   8,879,255
    BT Group P.L.C. Sponsored ADR.....................    34,902   2,522,019
    Bunzl P.L.C.......................................    91,725   2,625,553
    Burberry Group P.L.C..............................   103,336   2,593,365
    Capita P.L.C......................................   152,745   3,109,433
    Capital & Counties Properties P.L.C...............    14,127     101,675
    Carnival P.L.C....................................    32,201   1,784,832
#   Carnival P.L.C. ADR...............................    11,167     617,982
    Centrica P.L.C.................................... 1,554,896   6,467,132
    Cobham P.L.C......................................   362,492   1,476,922
    Coca-Cola HBC AG..................................    50,617   1,055,759
    Compass Group P.L.C...............................   380,306   6,083,243
    Croda International P.L.C.........................    30,688   1,455,193
    Daily Mail & General Trust P.L.C..................    23,494     294,209
    DCC P.L.C.........................................     9,010     712,008
    Diageo P.L.C......................................   179,309   5,026,522
    Diageo P.L.C. Sponsored ADR.......................    96,177  10,801,639
    Direct Line Insurance Group P.L.C.................   376,894   2,150,884
    Dixons Carphone P.L.C.............................   273,000   1,942,644
    easyJet P.L.C.....................................    42,963   1,102,295
    Experian P.L.C....................................   261,061   4,894,538
    Fresnillo P.L.C...................................    42,695     430,641
    G4S P.L.C.........................................   560,059   2,401,164
    GKN P.L.C.........................................   602,860   2,994,570
    GlaxoSmithKline P.L.C.............................   566,003  12,302,052
    GlaxoSmithKline P.L.C. Sponsored ADR..............   246,846  10,722,990
    Glencore P.L.C.................................... 1,441,068   4,669,222
    Hargreaves Lansdown P.L.C.........................    54,476   1,016,989
    Hikma Pharmaceuticals P.L.C.......................    46,446   1,735,074
    HSBC Holdings P.L.C............................... 1,758,504  15,883,596
    HSBC Holdings P.L.C. Sponsored ADR................   363,040  16,362,212
    ICAP P.L.C........................................    99,597     801,184
    IMI P.L.C.........................................    57,582     952,680
    Imperial Tobacco Group P.L.C......................   176,899   9,283,051
    Imperial Tobacco Group P.L.C. ADR.................    19,300   2,021,868

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Inchcape P.L.C....................................    77,359 $   968,838
*   Indivior P.L.C....................................    89,271     367,972
    Informa P.L.C.....................................   191,143   1,776,773
    Inmarsat P.L.C....................................   150,616   2,085,706
    InterContinental Hotels Group P.L.C...............    59,237   2,488,070
*   International Consolidated Airlines Group SA......   291,175   2,425,034
    Intertek Group P.L.C..............................    48,009   1,834,677
    Investec P.L.C....................................   126,124   1,150,290
    ITV P.L.C.........................................   896,264   3,921,851
    J Sainsbury P.L.C.................................   411,573   1,700,111
    John Wood Group P.L.C.............................    70,727     688,618
    Johnson Matthey P.L.C.............................    58,404   2,654,589
#*  KAZ Minerals P.L.C................................    51,525     130,070
    Kingfisher P.L.C..................................   463,323   2,609,890
    Legal & General Group P.L.C....................... 1,328,160   5,401,921
*   Liberty Global P.L.C. Class A.....................     6,400     335,725
*   Liberty Global P.L.C. Series C....................    15,389     756,204
*   Liberty Global P.L.C. LiLAC Class A...............       320      13,682
*   Liberty Global P.L.C. LiLAC Class C...............       769      32,740
    Lloyds Banking Group P.L.C........................ 8,350,630  10,874,266
    Lloyds Banking Group P.L.C. ADR...................   804,492   4,231,628
    London Stock Exchange Group P.L.C.................    69,746   2,837,111
*   Lonmin P.L.C......................................    15,551      12,641
    Man Group P.L.C...................................   436,391   1,106,560
    Marks & Spencer Group P.L.C.......................   469,199   3,982,496
    Meggitt P.L.C.....................................   226,293   1,639,776
    Melrose Industries P.L.C..........................   206,772     892,065
    Merlin Entertainments P.L.C.......................   179,263   1,161,032
    Mondi P.L.C.......................................   121,784   2,923,449
    National Grid P.L.C...............................   330,662   4,400,692
    National Grid P.L.C. Sponsored ADR................    75,038   4,999,031
    Next P.L.C........................................    36,700   4,578,314
    Old Mutual P.L.C.................................. 1,152,695   3,812,183
    Pearson P.L.C.....................................   115,026   2,158,607
    Pearson P.L.C. Sponsored ADR......................    82,657   1,542,380
    Pennon Group P.L.C................................    82,874   1,054,931
    Persimmon P.L.C...................................    81,634   2,604,948
    Petrofac, Ltd.....................................    80,423   1,101,608
    Provident Financial P.L.C.........................    12,967     600,581
    Prudential P.L.C..................................   306,768   7,216,849
    Prudential P.L.C. ADR.............................    66,284   3,132,582
    Randgold Resources, Ltd...........................    18,315   1,104,872
    Reckitt Benckiser Group P.L.C.....................   129,683  12,436,366
    RELX P.L.C........................................   198,102   3,454,687
    RELX P.L.C. Sponsored ADR.........................   115,396   2,018,276
    Rexam P.L.C.......................................   238,739   2,072,178
    Rio Tinto P.L.C...................................   165,092   6,385,941
#   Rio Tinto P.L.C. Sponsored ADR....................   104,931   4,052,435
    Rolls-Royce Holdings P.L.C........................   476,602   5,898,301
*   Royal Bank of Scotland Group P.L.C................   381,103   2,032,602
#*  Royal Bank of Scotland Group P.L.C. Sponsored
       ADR............................................    48,209     513,908
    Royal Dutch Shell P.L.C...........................   223,580   6,408,557

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
#   Royal Dutch Shell P.L.C. ADR(B03MM73).............   232,555 $   13,523,073
    Royal Dutch Shell P.L.C. ADR(780259206)...........   210,907     12,122,934
    Royal Dutch Shell P.L.C. Class A..................    44,672      1,281,277
    Royal Mail P.L.C..................................   143,643      1,131,625
    RSA Insurance Group P.L.C.........................   228,207      1,830,284
    SABMiller P.L.C...................................   136,217      7,143,294
    Sage Group P.L.C. (The)...........................   316,485      2,572,109
    Schroders P.L.C.(0239581).........................    10,724        407,301
    Schroders P.L.C.(0240549).........................    24,488      1,206,536
    Severn Trent P.L.C................................    62,813      2,159,541
    Shire P.L.C.(B2QKY05).............................    63,980      5,687,579
    Shire P.L.C.(B39JBM7).............................    18,387      4,905,835
    Sky P.L.C.........................................   241,479      4,292,838
    Sky P.L.C. Sponsored ADR..........................       647         46,092
    Smith & Nephew P.L.C..............................   126,535      2,351,735
    Smith & Nephew P.L.C. Sponsored ADR...............    31,838      1,178,306
    Smiths Group P.L.C................................   130,237      2,291,851
*   Sports Direct International P.L.C.................    76,959        950,446
    SSE P.L.C.........................................   264,663      6,259,867
    St James's Place P.L.C............................   178,188      2,718,760
    Standard Chartered P.L.C..........................   464,279      7,099,062
    Standard Life P.L.C...............................   390,420      2,764,858
    Tate & Lyle P.L.C.................................   100,735        856,234
    Taylor Wimpey P.L.C...............................   782,397      2,371,329
    Tesco P.L.C....................................... 2,099,288      7,059,777
    Travis Perkins P.L.C..............................    58,264      2,042,955
    TUI AG............................................   116,007      1,992,724
    Tullow Oil P.L.C..................................   142,858        546,257
    Unilever P.L.C....................................   100,087      4,539,947
    Unilever P.L.C. Sponsored ADR.....................   190,061      8,615,465
    United Utilities Group P.L.C......................   141,155      1,963,541
    United Utilities Group P.L.C. ADR.................     5,177        143,817
#   Vedanta Resources P.L.C...........................    26,516        164,963
    Vodafone Group P.L.C.............................. 2,020,392      7,653,237
    Vodafone Group P.L.C. Sponsored ADR...............   256,161      9,677,776
    Weir Group P.L.C. (The)...........................    63,315      1,520,218
    Whitbread P.L.C...................................    47,957      3,882,775
    William Hill P.L.C................................   174,545      1,102,782
    WM Morrison Supermarkets P.L.C....................   950,653      2,705,286
    Wolseley P.L.C....................................    67,557      4,485,519
#   Wolseley P.L.C. ADR...............................    17,864        119,871
    WPP P.L.C.........................................   205,889      4,730,465
#   WPP P.L.C. Sponsored ADR..........................    11,121      1,280,472
                                                                 --------------
TOTAL UNITED KINGDOM..................................              586,825,125
                                                                 --------------
TOTAL COMMON STOCKS...................................            3,239,681,032
                                                                 --------------
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Fuchs Petrolub SE.................................     1,568         68,143
    Henkel AG & Co. KGaA..............................    16,193      1,919,614
    Porsche Automobil Holding SE......................    38,186      2,878,110

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                      SHARES      VALUE++
                                                    ---------- --------------
GERMANY -- (Continued)
      Volkswagen AG................................     32,909 $    6,600,661
                                                               --------------
TOTAL GERMANY......................................                11,466,528
                                                               --------------
TOTAL PREFERRED STOCKS.............................                11,466,528
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Duet Group, Ltd. Rights 08/10/15.............     99,120             --
                                                               --------------
SECURITIES LENDING COLLATERAL -- (4.3%)
(S)@  DFA Short Term Investment Fund............... 12,489,661    144,505,382
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,833,330,544)^^.........................            $3,395,652,942
                                                               ==============

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                          -----------------------------------------------------
                            LEVEL 1       LEVEL 2      LEVEL 3       TOTAL
                          ------------ -------------- ---------- --------------
Common Stocks
   Australia............. $  6,176,023 $  187,358,475         -- $  193,534,498
   Austria...............       32,568      7,251,304         --      7,283,872
   Belgium...............    4,158,749     39,455,777         --     43,614,526
   Canada................  264,921,820             --         --    264,921,820
   Denmark...............    5,468,009     50,960,605         --     56,428,614
   Finland...............    1,431,776     27,896,055         --     29,327,831
   France................   12,577,587    271,139,440         --    283,717,027
   Germany...............   20,798,116    222,005,981         --    242,804,097
   Hong Kong.............    5,320,397     89,563,681         --     94,884,078
   Ireland...............    3,603,500     12,286,087         --     15,889,587
   Israel................   12,542,606      8,459,094         --     21,001,700
   Italy.................    4,637,060     63,589,095         --     68,226,155
   Japan.................   43,655,710    658,898,890         --    702,554,600
   Netherlands...........   14,028,505     71,891,048         --     85,919,553
   New Zealand...........           --      2,998,413         --      2,998,413
   Norway................    1,808,816     21,797,558         --     23,606,374
   Portugal..............           --      4,890,475         --      4,890,475
   Singapore.............           --     42,080,212         --     42,080,212
   Spain.................   17,974,618     80,218,000         --     98,192,618
   Sweden................      171,390     91,051,804         --     91,223,194
   Switzerland...........   22,485,124    257,271,539         --    279,756,663
   United Kingdom........  166,224,742    420,600,383         --    586,825,125
Preferred Stocks
   Germany...............           --     11,466,528         --     11,466,528
Rights/Warrants
   Australia.............           --             --         --             --
Securities Lending
  Collateral.............           --    144,505,382         --    144,505,382
                          ------------ -------------- ---------- --------------
TOTAL.................... $608,017,116 $2,787,635,826         -- $3,395,652,942
                          ============ ============== ========== ==============

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        SHARES     VALUE++
                                                       --------- -----------
COMMON STOCKS -- (92.3%)

AUSTRALIA -- (5.5%)
#   Acrux, Ltd........................................   183,394 $    91,012
    Adelaide Brighton, Ltd............................ 1,200,553   4,142,742
*   AED Oil, Ltd......................................   237,059          --
    AGL Energy, Ltd...................................   293,238   3,568,196
#   Ainsworth Game Technology, Ltd....................   216,127     473,226
*   Alcyone Resources, Ltd............................   103,559          15
#*  Alkane Resources, Ltd.............................    65,640      11,040
#   ALS, Ltd..........................................   457,919   1,790,126
    Altium, Ltd.......................................   122,300     401,744
    Alumina, Ltd...................................... 5,497,746   5,945,476
    Alumina, Ltd. Sponsored ADR.......................   453,627   1,936,987
    Amalgamated Holdings, Ltd.........................   184,409   1,697,859
    Amcor, Ltd........................................   574,332   6,034,852
    Amcor, Ltd. Sponsored ADR.........................    29,714   1,247,394
    AMP, Ltd.......................................... 4,032,938  19,436,857
    Ansell, Ltd.......................................   311,938   5,702,174
*   Antares Energy, Ltd...............................   132,778      12,131
#   AP Eagers, Ltd....................................    58,625     449,401
#   APA Group......................................... 1,179,799   7,806,220
#*  APN News & Media, Ltd............................. 1,984,038   1,034,195
#*  Aquarius Platinum, Ltd............................   898,617      85,204
#   ARB Corp., Ltd....................................   108,827   1,128,612
#   Ardent Leisure Group..............................   284,187     501,706
    Aristocrat Leisure, Ltd...........................   615,636   3,850,961
#   Arrium, Ltd....................................... 8,070,580     706,941
    Asciano, Ltd...................................... 1,890,811  11,224,230
*   ASG Group, Ltd....................................   545,444     432,502
    ASX, Ltd..........................................   156,411   5,074,445
*   Atlantic, Ltd.....................................    34,067         817
#   Atlas Iron, Ltd................................... 2,011,431      51,443
    Aurizon Holdings, Ltd............................. 1,047,106   4,047,445
#   Ausdrill, Ltd.....................................   622,014     136,358
*   Ausenco, Ltd......................................   139,328      33,318
#   AusNet Services................................... 1,822,117   1,851,047
    Austal, Ltd.......................................   247,113     356,867
#   Austbrokers Holdings, Ltd.........................    54,453     361,894
*   Austin Engineering, Ltd...........................     5,514       1,853
    Australia & New Zealand Banking Group, Ltd........ 1,437,670  34,286,208
#*  Australian Agricultural Co., Ltd.................. 1,154,984   1,204,902
    Australian Pharmaceutical Industries, Ltd.........   911,782   1,059,189
    Auswide Bank, Ltd.................................    24,392      93,675
    Automotive Holdings Group, Ltd....................   709,481   2,277,681
    AVJennings, Ltd...................................   200,265      93,049
*   AWE, Ltd.......................................... 1,522,472   1,399,439
    Bank of Queensland, Ltd...........................   809,030   8,113,584
#   BC Iron, Ltd......................................   207,067      40,903
    Beach Energy, Ltd................................. 4,119,658   2,923,178
#   Beadell Resources, Ltd............................   898,405      78,426
#   Bega Cheese, Ltd..................................   163,583     567,984
    Bendigo & Adelaide Bank, Ltd......................   968,993   9,295,923
    BHP Billiton, Ltd................................. 2,093,732  40,424,532

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
AUSTRALIA -- (Continued)
#   BHP Billiton, Ltd. Sponsored ADR..................   599,252 $22,993,299
#*  Billabong International, Ltd...................... 1,281,203     559,930
    Blackmores, Ltd...................................    14,721     951,416
    BlueScope Steel, Ltd.............................. 1,135,605   2,999,673
#*  Boart Longyear, Ltd...............................   770,525      64,935
*   Boom Logistics, Ltd...............................   320,214      27,531
    Boral, Ltd........................................ 2,225,851  10,782,084
    Bradken, Ltd......................................   333,822     287,401
    Brambles, Ltd.....................................   832,964   6,607,362
#   Breville Group, Ltd...............................   151,440     755,348
#   Brickworks, Ltd...................................    62,086     675,523
*   Brookside Energy, Ltd.............................   290,626       1,912
    BT Investment Management, Ltd.....................   101,541     721,607
#   Cabcharge Australia, Ltd..........................   342,632     834,784
    Caltex Australia, Ltd.............................   201,033   5,064,238
#   Cardno, Ltd.......................................   216,775     453,353
*   Carnarvon Petroleum, Ltd..........................   856,412      71,760
#   carsales.com, Ltd.................................   398,873   3,157,424
#   Cash Converters International, Ltd................   756,403     387,025
    Cedar Woods Properties, Ltd.......................    23,635      90,958
    Challenger, Ltd................................... 1,308,042   6,843,285
*   ChemGenex Pharmaceuticals, Ltd....................     6,842          --
    CIMIC Group, Ltd..................................   157,025   2,724,171
*   Coal of Africa, Ltd...............................   400,214      26,767
    Coca-Cola Amatil, Ltd.............................   558,637   3,781,874
    Cochlear, Ltd.....................................    64,556   4,302,107
    Codan, Ltd........................................    44,929      39,220
*   Coffey International, Ltd.........................   136,278      15,854
    Commonwealth Bank of Australia....................   513,744  32,804,769
*   Compass Resources, Ltd............................    18,720          --
    Computershare, Ltd................................   460,334   4,152,293
#   Corporate Travel Management, Ltd..................    38,887     303,991
    Coventry Group, Ltd...............................    13,156      14,038
    Credit Corp. Group, Ltd...........................    44,511     439,131
    Crown Resorts, Ltd................................   163,099   1,621,463
    CSG, Ltd..........................................   204,420     251,037
    CSL, Ltd..........................................   245,077  17,704,885
    CSR, Ltd.......................................... 1,491,204   4,069,154
*   Cue Energy Resources, Ltd.........................   287,579      15,776
    Data#3, Ltd.......................................    39,367      27,361
    Decmil Group, Ltd.................................   292,030     231,049
*   Devine, Ltd.......................................   109,847      52,158
#   Dick Smith Holdings, Ltd..........................   143,046     208,825
    Domino's Pizza Enterprises, Ltd...................   102,174   3,013,429
    Downer EDI, Ltd................................... 1,326,921   4,403,204
#*  Drillsearch Energy, Ltd........................... 1,261,989     813,909
#   DUET Group........................................ 2,991,864   4,807,384
    DuluxGroup, Ltd...................................   701,235   3,111,269
    DWS, Ltd..........................................    57,318      36,266
    Echo Entertainment Group, Ltd..................... 2,219,898   8,127,954
*   Elders, Ltd.......................................    97,423     292,249
*   Emeco Holdings, Ltd............................... 1,092,630      64,754
#*  Energy Resources of Australia, Ltd................   464,072     128,856

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
AUSTRALIA -- (Continued)
#*  Energy World Corp., Ltd........................... 1,196,466 $   279,943
    Equity Trustees, Ltd..............................     7,292     124,598
    ERM Power, Ltd....................................   230,362     362,027
*   Eservglobal, Ltd..................................    76,359      19,225
    Euroz, Ltd........................................    69,509      48,035
    Evolution Mining, Ltd............................. 1,985,237   1,444,731
    Fairfax Media, Ltd................................ 6,850,180   4,247,350
    Fantastic Holdings, Ltd...........................       975       1,527
*   FAR, Ltd.......................................... 2,438,534     130,409
    Finbar Group, Ltd.................................     2,330       2,171
#   Fleetwood Corp., Ltd..............................    83,044     107,556
#   Flight Centre Travel Group, Ltd...................    61,321   1,592,924
#   Fortescue Metals Group, Ltd....................... 2,525,381   3,412,637
#   G8 Education, Ltd.................................   369,877     917,300
#   GrainCorp, Ltd. Class A...........................   503,793   3,280,747
    Grange Resources, Ltd.............................   460,396      35,241
#   Greencross, Ltd...................................    92,330     407,386
    GUD Holdings, Ltd.................................   291,652   1,991,405
#   GWA Group, Ltd....................................   486,321     861,526
    Harvey Norman Holdings, Ltd....................... 1,271,534   4,135,887
    HFA Holdings, Ltd.................................   133,879     230,887
#   Hills, Ltd........................................   406,853     157,587
*   Horizon Oil, Ltd.................................. 1,463,538      98,051
#   iiNET, Ltd........................................   262,836   1,803,771
#   Iluka Resources, Ltd..............................   792,791   4,550,617
#*  Imdex, Ltd........................................   336,336      60,209
    IMF Bentham, Ltd..................................    30,480      38,963
#   Incitec Pivot, Ltd................................ 3,932,934  10,391,259
#   Independence Group NL.............................   688,015   1,893,492
*   Infigen Energy....................................   693,403     136,575
#   Infomedia, Ltd....................................   550,632     422,489
    Insurance Australia Group, Ltd.................... 3,408,098  14,640,174
    Integrated Research, Ltd..........................    42,144      68,580
    InvoCare, Ltd.....................................   204,169   2,013,798
#   IOOF Holdings, Ltd................................   485,138   3,268,949
#   IRESS, Ltd........................................   210,538   1,597,477
#*  iSelect, Ltd......................................    77,634      99,853
#   James Hardie Industries P.L.C.(B3LCV80)...........     7,883     548,657
#   James Hardie Industries P.L.C.(B60QWJ2)...........   430,489   5,953,586
#   JB Hi-Fi, Ltd.....................................   190,312   2,681,659
#*  Kingsgate Consolidated, Ltd.......................   486,941     226,827
*   Kingsrose Mining, Ltd.............................    76,233      11,164
*   Lednium, Ltd......................................    21,998          --
#   Lend Lease Group..................................   530,334   6,024,291
#*  Lonestar Resources, Ltd...........................     7,157      36,831
*   Lynas Corp., Ltd..................................   737,960      18,923
    M2 Group, Ltd.....................................   286,478   2,306,951
    MACA, Ltd.........................................   156,523      81,917
*   Macmahon Holdings, Ltd............................ 1,841,800     108,538
    Macquarie Atlas Roads Group.......................   801,614   2,000,212
    Macquarie Group, Ltd..............................   577,968  34,593,207
    Magellan Financial Group, Ltd.....................   180,832   2,444,165
*   Marion Energy, Ltd................................    11,995          96

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
AUSTRALIA -- (Continued)
    MaxiTRANS Industries, Ltd.........................   182,505 $    54,637
*   Mayne Pharma Group, Ltd...........................   619,760     529,051
    McMillan Shakespeare, Ltd.........................   105,075   1,092,660
#   McPherson's, Ltd..................................    69,593      28,434
*   Medibank Pvt, Ltd................................. 1,346,139   2,053,843
*   Medusa Mining, Ltd................................   109,126      43,658
    Melbourne IT, Ltd.................................   123,857     179,304
    Metals X, Ltd.....................................   421,785     346,924
#   Metcash, Ltd...................................... 2,465,615   2,066,065
    Mincor Resources NL...............................   393,519     118,135
#*  Mineral Deposits, Ltd.............................   137,059      74,182
#   Mineral Resources, Ltd............................   378,504   1,496,361
#   MMA Offshore, Ltd.................................   519,239     206,487
#   Monadelphous Group, Ltd...........................   305,920   1,905,817
#   Mortgage Choice, Ltd..............................    98,654     164,038
#   Mount Gibson Iron, Ltd............................ 1,867,455     259,350
#   Myer Holdings, Ltd................................ 1,785,592   1,637,500
*   Nanosonics, Ltd...................................    11,184      14,636
    National Australia Bank, Ltd...................... 1,649,904  41,872,803
*   Navigator Resources, Ltd..........................       296          41
#   Navitas, Ltd......................................   361,295   1,087,942
#*  Nearmap, Ltd......................................   355,890     128,564
    New Hope Corp., Ltd...............................   396,377     553,456
*   Newcrest Mining, Ltd..............................   724,379   5,991,841
*   NEXTDC, Ltd.......................................   126,579     237,784
#   NIB Holdings, Ltd.................................   619,068   1,608,211
    Nick Scali, Ltd...................................    25,854      62,657
#   Nine Entertainment Co. Holdings, Ltd..............   342,993     382,796
#   Northern Star Resources, Ltd...................... 1,310,143   1,975,097
#   NRW Holdings, Ltd.................................   618,693      83,559
    Nufarm, Ltd.......................................   521,230   2,935,586
    Oil Search, Ltd...................................   661,406   3,598,202
*   OM Holdings, Ltd..................................    26,600       5,271
#   Orica, Ltd........................................   734,892  10,293,573
    Origin Energy, Ltd................................ 1,133,089   9,375,864
*   Orocobre, Ltd.....................................    40,831      59,036
    Orora, Ltd........................................ 1,982,396   3,372,513
#   OrotonGroup, Ltd..................................    19,916      27,687
    Otto Energy, Ltd..................................   168,000       8,344
    OZ Minerals, Ltd..................................   894,339   2,420,161
#   OzForex Group, Ltd................................   140,296     229,563
#*  Pacific Brands, Ltd............................... 2,376,555     727,340
#*  Paladin Energy, Ltd............................... 4,291,318     640,575
    Panoramic Resources, Ltd..........................   813,313     244,096
    Patties Foods, Ltd................................     5,122       4,304
    Peet, Ltd.........................................   287,595     231,991
    Perpetual, Ltd....................................    66,005   2,157,104
#*  Perseus Mining, Ltd...............................   339,072      77,280
    Platinum Asset Management, Ltd....................   278,287   1,538,457
#*  Platinum Australia, Ltd...........................   400,751         322
*   PMP, Ltd..........................................   379,844     152,703
    Premier Investments, Ltd..........................   239,110   2,327,823
#   Primary Health Care, Ltd.......................... 1,348,880   4,528,928

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
AUSTRALIA -- (Continued)
*   Prime AET&D Holdings No.1, Ltd....................        26 $        --
    Prime Media Group, Ltd............................   482,760     228,983
#   Programmed Maintenance Services, Ltd..............   246,552     428,985
*   Qantas Airways, Ltd............................... 3,225,080   8,812,862
    QBE Insurance Group, Ltd.......................... 1,149,113  12,223,265
#   Qube Holdings, Ltd................................ 1,215,204   2,163,085
*   Ramelius Resources, Ltd...........................   501,106      41,751
    Ramsay Health Care, Ltd...........................    71,244   3,475,069
    RCR Tomlinson, Ltd................................   293,161     396,573
#   REA Group, Ltd....................................    58,809   1,858,870
    Recall Holdings, Ltd..............................    70,681     370,634
#   Reckon, Ltd.......................................    51,059      79,017
*   Redflex Holdings, Ltd.............................    23,362       6,585
    Reece Australia, Ltd..............................    10,902     263,075
*   Regional Express Holdings, Ltd....................    17,416      12,964
#*  Regis Resources, Ltd..............................   884,176     836,168
#   Reject Shop, Ltd. (The)...........................    95,056     440,337
*   Resolute Mining, Ltd.............................. 2,175,186     379,366
    Retail Food Group, Ltd............................   163,424     636,323
    Ridley Corp., Ltd.................................   485,671     479,220
    Rio Tinto, Ltd....................................   410,456  15,768,566
*   RiverCity Motorway Group..........................   133,238          --
    SAI Global, Ltd...................................   772,366   2,529,268
    Salmat, Ltd.......................................    68,805      43,770
*   Samson Oil & Gas, Ltd. Sponsored ADR..............     6,430       4,244
    Sandfire Resources NL.............................   342,686   1,502,233
#   Santos, Ltd....................................... 1,142,369   6,159,261
*   Saracen Mineral Holdings, Ltd..................... 2,098,804     587,284
    Sedgman, Ltd......................................    85,757      48,048
#   Seek, Ltd.........................................   280,896   3,085,011
    Select Harvests, Ltd..............................   106,442   1,025,416
#*  Senex Energy, Ltd................................. 2,360,000     403,677
    Servcorp, Ltd.....................................    47,371     208,552
    Seven Group Holdings, Ltd.........................   305,587   1,234,596
#   Seven West Media, Ltd............................. 2,605,372   1,719,904
    Sigma Pharmaceuticals, Ltd........................ 2,975,202   1,887,629
#*  Silex Systems, Ltd................................    70,513      22,925
    Silver Chef, Ltd..................................     3,658      22,413
#*  Silver Lake Resources, Ltd........................   356,570      34,959
#   Sims Metal Management, Ltd........................   634,981   4,368,847
    Sims Metal Management, Ltd. Sponsored ADR.........     3,500      24,115
*   Sino Strategic International, Ltd.................     9,056          --
    Sirtex Medical, Ltd...............................   112,736   2,536,573
    Skilled Group, Ltd................................   459,355     516,661
#   Slater & Gordon, Ltd..............................   593,413   1,478,944
#   SMS Management & Technology, Ltd..................   219,206     571,680
    Sonic Healthcare, Ltd.............................   221,510   3,342,184
*   South32, Ltd...................................... 2,093,732   2,731,787
#*  South32, Ltd. ADR.................................   476,677   3,036,432
    Southern Cross Media Group, Ltd................... 1,628,854   1,147,290
    Spark Infrastructure Group........................ 2,625,495   3,707,563
    Specialty Fashion Group, Ltd......................    67,582      29,587
#*  St Barbara, Ltd...................................   897,655     330,941

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
AUSTRALIA -- (Continued)
    Steadfast Group, Ltd..............................   109,032 $    129,633
#   STW Communications Group, Ltd.....................   944,171      520,710
    Suncorp Group, Ltd................................ 1,325,197   13,795,205
#*  Sundance Energy Australia, Ltd....................   964,897      351,866
#   Sunland Group, Ltd................................   242,155      292,595
#   Super Retail Group, Ltd...........................   417,368    2,808,992
    Sydney Airport....................................   487,767    1,997,257
    Tabcorp Holdings, Ltd............................. 2,120,447    7,492,012
*   Tap Oil, Ltd......................................   383,218       99,380
    Tassal Group, Ltd.................................   346,107      950,715
    Tatts Group, Ltd.................................. 3,410,422    9,904,287
#   Technology One, Ltd...............................   425,202    1,237,382
    Telstra Corp., Ltd................................   808,475    3,828,196
    Telstra Corp., Ltd. ADR...........................    35,561      838,528
#*  Ten Network Holdings, Ltd......................... 4,053,313      619,672
#   TFS Corp., Ltd....................................   370,507      397,190
    Thorn Group, Ltd..................................    34,738       65,623
*   Tiger Resources, Ltd.............................. 1,161,635       62,821
    Tox Free Solutions, Ltd...........................   351,372      743,409
    TPG Telecom, Ltd..................................   413,054    2,869,300
*   Transfield Services, Ltd.......................... 1,338,612    1,258,871
    Transpacific Industries Group, Ltd................ 4,656,089    2,408,447
    Transurban Group..................................   796,658    5,798,397
    Treasury Group, Ltd...............................    10,701       63,227
    Treasury Wine Estates, Ltd........................ 1,708,070    7,177,461
#*  Troy Resources, Ltd...............................   127,649       27,828
#   UGL, Ltd..........................................   564,872      817,667
    UXC, Ltd..........................................   501,614      334,874
    Veda Group, Ltd...................................   710,139    1,269,227
#   Village Roadshow, Ltd.............................   199,553      935,273
*   Virgin Australia Holdings, Ltd.................... 3,195,173           --
*   Virgin Australia Holdings, Ltd. (B43DQC7)......... 2,917,454      938,305
#   Virtus Health, Ltd................................   150,205      588,960
    Vision Eye Institute, Ltd.........................     4,567        2,838
#   Vocus Communications, Ltd.........................   293,629    1,321,642
    Washington H Soul Pattinson & Co., Ltd............   129,530    1,296,806
    Watpac, Ltd.......................................   146,701       91,073
#   Webjet, Ltd.......................................   110,539      335,358
    Webster, Ltd......................................    17,208       20,485
    Wesfarmers, Ltd...................................   538,392   16,664,076
#   Western Areas, Ltd................................   470,271    1,061,146
    Westpac Banking Corp..............................   978,146   24,870,613
#   Westpac Banking Corp. Sponsored ADR...............   254,261    6,481,113
#*  Whitehaven Coal, Ltd..............................   736,907      643,332
    Woodside Petroleum, Ltd........................... 1,216,323   31,626,350
    Woolworths, Ltd...................................   616,407   12,859,918
    WorleyParsons, Ltd................................   286,737    1,923,210
                                                                 ------------
TOTAL AUSTRALIA.......................................            851,591,706
                                                                 ------------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG............................     3,302      286,228
    AMAG Austria Metall AG............................     1,146       42,382
    Andritz AG........................................   104,688    5,838,797

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
AUSTRIA -- (Continued)
    Atrium European Real Estate, Ltd.................. 120,662 $   561,021
    Austria Technologie & Systemtechnik AG............  63,676   1,079,125
#   BUWOG AG..........................................  62,042   1,250,770
    CA Immobilien Anlagen AG..........................  58,353   1,049,439
#*  Conwert Immobilien Invest SE...................... 156,139   1,895,729
    DO & CO AG........................................   8,333     869,840
*   Erste Group Bank AG............................... 219,030   6,590,804
    EVN AG............................................  51,292     578,538
    Flughafen Wien AG.................................   7,659     660,945
*   IMMOFINANZ AG..................................... 326,957     803,050
*   Kapsch TrafficCom AG..............................  10,240     268,466
    Lenzing AG........................................  21,693   1,581,064
    Mayr Melnhof Karton AG............................  15,708   1,818,374
    Oberbank AG.......................................   2,448     140,067
    Oesterreichische Post AG..........................  59,055   2,638,343
    OMV AG............................................ 453,744  12,058,393
    Palfinger AG......................................  10,977     337,368
    POLYTEC Holding AG................................  16,082     137,734
    Porr AG...........................................   5,493     161,007
*   Raiffeisen Bank International AG.................. 186,292   2,730,383
    RHI AG............................................  46,287   1,148,412
    Rosenbauer International AG.......................   1,710     148,265
    S IMMO AG......................................... 117,694   1,048,504
#   Schoeller-Bleckmann Oilfield Equipment AG.........  15,903     899,431
    Semperit AG Holding...............................  28,571   1,186,310
    Strabag SE........................................  46,640   1,130,636
    Telekom Austria AG................................  12,592      85,189
    Telekom Austria AG ADR............................   4,200      56,994
    UBM Development AG................................      80       3,328
    UNIQA Insurance Group AG.......................... 107,145   1,012,497
    Verbund AG........................................  74,176   1,148,733
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................  42,467   1,464,659
    Voestalpine AG.................................... 197,717   8,477,446
    Wienerberger AG................................... 277,019   4,576,060
*   Wolford AG........................................   1,281      31,556
    Zumtobel Group AG.................................  54,569   1,700,331
                                                               -----------
TOTAL AUSTRIA.........................................          67,496,218
                                                               -----------
BELGIUM -- (1.5%)
#*  Ablynx NV.........................................  34,801     509,299
    Ackermans & van Haaren NV.........................  64,432   9,852,708
    Ageas............................................. 461,353  18,995,237
*   AGFA-Gevaert NV................................... 531,235   1,600,465
    Anheuser-Busch InBev NV........................... 312,680  37,359,528
    Anheuser-Busch InBev NV Sponsored ADR............. 117,519  14,049,397
    Atenor Group......................................      43       1,955
    Banque Nationale de Belgique......................     319   1,089,510
    Barco NV..........................................  34,378   2,274,912
    Bekaert SA........................................  79,885   2,335,580
*   BHF Kleinwort Benson Group........................  21,467     126,251
    bpost SA..........................................  99,681   2,820,917
    Cie d'Entreprises CFE.............................  23,533   3,140,266
    Cie Immobiliere de Belgique SA....................   2,277     122,119

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
BELGIUM -- (Continued)
*   Cie Maritime Belge SA.............................    21,493 $    339,279
    Colruyt SA........................................   209,701   10,180,941
    D'ieteren SA......................................    51,587    1,887,231
    Deceuninck NV.....................................   136,124      355,098
    Delhaize Group....................................   207,793   18,813,577
    Delhaize Group Sponsored ADR......................   244,438    5,514,521
    Econocom Group SA.................................   157,171    1,453,225
    Elia System Operator SA...........................    49,374    2,070,415
    Euronav NV........................................   190,300    2,906,985
    EVS Broadcast Equipment SA........................    14,339      404,589
#   Exmar NV..........................................    78,792      944,790
    Fagron............................................    47,922    2,250,774
*   Galapagos NV......................................    65,255    3,911,589
*   Hamon & CIE SA....................................       743        7,532
    Ion Beam Applications.............................    32,395    1,008,806
    Jensen-Group NV...................................     2,121       47,167
    KBC Groep NV......................................   201,722   14,066,139
    Kinepolis Group NV................................    55,209    2,229,556
#   Lotus Bakeries....................................       150      222,348
#*  MDxHealth.........................................    24,148      126,816
    Melexis NV........................................    35,117    1,878,758
*   Mobistar SA.......................................   102,655    2,225,028
*   Nyrstar NV........................................   941,932    2,769,087
    Picanol...........................................     1,622      100,043
    Proximus..........................................   370,331   13,960,093
*   RealDolmen........................................     1,807       39,102
    Recticel SA.......................................   133,921      795,883
#   Resilux...........................................     1,455      267,827
*   Roularta Media Group NV...........................     4,380       70,604
    Sioen Industries NV...............................    26,438      482,927
    Sipef SA..........................................    10,281      530,528
    Solvay SA.........................................   125,865   16,838,515
*   Telenet Group Holding NV..........................    58,358    3,293,791
*   Tessenderlo Chemie NV.............................    82,918    3,250,633
*   ThromboGenics NV..................................    14,645       80,997
    UCB SA............................................    88,795    6,870,685
    Umicore SA........................................   229,919   10,072,323
    Van de Velde NV...................................    17,931    1,118,369
*   Viohalco SA.......................................   172,079      446,277
                                                                 ------------
TOTAL BELGIUM.........................................            228,110,992
                                                                 ------------
BERMUDA -- (0.0%)
*   Solartech International Hldgs, Ltd................ 1,920,000       55,371
                                                                 ------------
CANADA -- (6.7%)
#*  5N Plus, Inc......................................   163,492      120,008
    Absolute Software Corp............................    85,563      499,175
    Acadian Timber Corp...............................     8,698      127,093
*   Advantage Oil & Gas, Ltd..........................   589,379    3,217,621
    Aecon Group, Inc..................................   199,523    1,675,087
#   Ag Growth International, Inc......................    28,478      985,086
#   AGF Management, Ltd. Class B......................   228,494    1,043,017
*   AgJunction, Inc...................................    46,880       16,130

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
    Agnico Eagle Mines, Ltd.(008474108)...............    47,651 $ 1,054,517
#   Agnico Eagle Mines, Ltd.(2009823).................   142,121   3,144,844
#   Agrium, Inc.(008916108)...........................   115,500  11,811,030
    Agrium, Inc.(2213538).............................    87,992   9,002,049
    AGT Food & Ingredients, Inc.......................    51,051   1,192,498
#   Aimia, Inc........................................   168,507   1,821,837
*   Air Canada........................................   130,920   1,178,215
    AirBoss of America Corp...........................    16,400     302,457
    AKITA Drilling, Ltd. Class A......................    11,400      80,629
*   Alacer Gold Corp..................................   773,224   1,584,463
*   Alamos Gold, Inc. Class A(011532108)..............   205,990     669,467
*   Alamos Gold, Inc. Class A(BZ3DNP6)................   584,093   1,898,075
    Alaris Royalty Corp...............................     8,701     199,521
*   Alexco Resource Corp..............................    70,276      22,837
#   Algoma Central Corp...............................    11,860     158,696
#   Algonquin Power & Utilities Corp..................   413,013   3,025,320
    Alimentation Couche Tard, Inc. Class B............   225,059  10,044,496
#   AltaGas, Ltd......................................   129,296   3,539,241
#*  Alterra Power Corp................................   170,495      56,056
#   Altus Group, Ltd..................................    74,297     944,157
*   Amaya, Inc........................................    31,700     777,078
*   Americas Silver Corp..............................   182,679      25,841
*   Amerigo Resources, Ltd............................   153,100      31,607
    Amica Mature Lifestyles, Inc......................     2,500      16,248
    Andrew Peller, Ltd. Class A.......................     2,000      27,725
#   ARC Resources, Ltd................................   477,165   7,140,054
*   Argonaut Gold, Inc................................   361,411     359,242
    Arsenal Energy, Inc...............................    21,692      39,806
    Atco, Ltd. Class I................................    79,268   2,378,919
#*  Athabasca Oil Corp................................ 1,097,265   1,266,866
*   ATS Automation Tooling Systems, Inc...............   131,749   1,626,904
*   AuRico Metals, Inc.(05157J108)....................    90,574      37,851
*   AuRico Metals, Inc.(BYR52G5)......................   256,846     102,122
#   AutoCanada, Inc...................................    42,373   1,087,634
#*  Avigilon Corp.....................................    71,042     865,313
    Axia NetMedia Corp................................    50,400     121,775
#*  B2Gold Corp....................................... 3,054,733   3,316,681
#   Badger Daylighting, Ltd...........................    76,550   1,426,405
#*  Ballard Power Systems, Inc........................   134,819     181,429
#   Bank of Montreal(2076009).........................   285,012  15,904,099
    Bank of Montreal(063671101).......................     9,502     530,877
#   Bank of Nova Scotia (The)(064149107)..............   287,661  14,127,032
    Bank of Nova Scotia (The)(2076281)................   262,275  12,872,600
*   Bankers Petroleum, Ltd............................   926,078   1,805,634
    Barrick Gold Corp.(067901108)..................... 1,249,857   8,823,990
    Barrick Gold Corp.(2024644).......................   324,294   2,293,627
#   Baytex Energy Corp.(B4VGVM3)......................   180,983   1,558,182
    Baytex Energy Corp.(07317Q105)....................   112,294     957,868
    BCE, Inc.(B188TH2)................................    65,232   2,684,874
    BCE, Inc.(05534B760)..............................    18,939     779,150
#*  Bellatrix Exploration, Ltd........................   215,708     422,229
*   Birch Mountain Resources, Ltd.....................     1,200          --
*   Birchcliff Energy, Ltd............................   324,118   1,467,124

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
#   Bird Construction, Inc............................   151,503 $ 1,269,620
#   Black Diamond Group, Ltd..........................   104,043   1,101,805
#*  BlackBerry, Ltd.(09228F103).......................   358,007   2,769,184
#*  BlackBerry, Ltd.(BCBHZ31).........................   243,990   1,891,699
#*  BlackPearl Resources, Inc.........................   493,700     358,615
#   BMTC Group, Inc...................................     1,600      18,840
#*  BNK Petroleum, Inc................................   227,522      86,983
#   Bombardier, Inc. Class A..........................    25,790      34,509
#   Bombardier, Inc. Class B.......................... 1,021,035   1,272,537
#   Bonavista Energy Corp.............................   335,983   1,258,796
#   Bonterra Energy Corp..............................    88,918   1,638,509
    Boralex, Inc. Class A.............................    70,665     750,496
*   Boulder Energy, Ltd...............................   136,551     563,807
    Brookfield Asset Management, Inc. Class A.........   176,490   6,161,665
*   BRP, Inc..........................................    66,469   1,430,670
    CAE, Inc.(2162760)................................   191,915   2,174,699
    CAE, Inc.(124765108)..............................    45,543     517,824
    Caledonia Mining Corp.............................     8,300       4,633
#   Calfrac Well Services, Ltd........................   171,575     781,884
    Calian Technologies, Ltd..........................     3,277      47,256
    Cameco Corp.(13321L108)...........................   193,224   2,652,966
    Cameco Corp.(2166160).............................   171,182   2,350,750
    Canaccord Genuity Group, Inc......................   392,403   2,118,257
#*  Canacol Energy, Ltd...............................   119,582     228,585
#   Canadian Energy Services & Technology Corp........   328,020   1,617,715
#   Canadian Imperial Bank of Commerce(2170525).......    94,155   6,728,391
    Canadian Imperial Bank of Commerce(136069101).....    89,534   6,395,414
    Canadian National Railway Co.(2180632)............   105,500   6,581,600
    Canadian National Railway Co.(136375102)..........    80,712   5,038,850
    Canadian Natural Resources, Ltd.(136385101).......   722,520  17,615,038
    Canadian Natural Resources, Ltd.(2171573).........   482,745  11,782,101
    Canadian Oil Sands, Ltd...........................   800,141   4,564,019
    Canadian Pacific Railway, Ltd.(2793115)...........    37,702   6,069,334
    Canadian Pacific Railway, Ltd.(13645T100).........     1,271     204,440
#   Canadian Tire Corp., Ltd. Class A.................    89,915   8,964,344
    Canadian Utilities, Ltd. Class A..................    63,064   1,771,588
#   Canadian Western Bank.............................   253,952   4,776,709
    Canam Group, Inc. Class A.........................   126,372   1,374,985
    CanElson Drilling, Inc............................   269,623     738,044
#   Canexus Corp......................................   168,436     149,395
*   Canfor Corp.......................................   166,739   3,033,009
#   Canfor Pulp Products, Inc.........................   136,401   1,305,762
#   CanWel Building Materials Group, Ltd..............    27,657     116,097
#   Canyon Services Group, Inc........................   102,958     434,551
    Capital Power Corp................................   157,076   2,629,043
#   Capstone Infrastructure Corp......................   286,692     675,163
*   Capstone Mining Corp..............................   361,952     254,613
    Cascades, Inc.....................................   238,090   1,389,018
#   Cathedral Energy Services, Ltd....................    45,147      66,624
    CCL Industries, Inc. Class B......................    41,300   5,777,926
*   Celestica, Inc.(2263362)..........................    29,256     391,914
*   Celestica, Inc.(15101Q108)........................    18,101     242,191
    Cenovus Energy, Inc.(B57FG04).....................   157,672   2,297,839

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
CANADA -- (Continued)
    Cenovus Energy, Inc.(15135U109)...................   634,208 $9,246,753
    Centerra Gold, Inc................................   545,978  2,730,203
#*  Cequence Energy, Ltd..............................   474,954    232,420
#   Cervus Equipment Corp.............................    18,218    196,549
*   CGI Group, Inc. Class A(2159740)..................   127,986  4,781,432
*   CGI Group, Inc. Class A(39945C109)................    60,019  2,241,109
#*  China Gold International Resources Corp., Ltd.....   237,920    325,631
*   Chinook Energy, Inc...............................   102,170     67,965
    CI Financial Corp.................................    96,600  2,441,129
#   Cineplex, Inc.....................................    63,767  2,322,789
    Clairvest Group, Inc..............................       516     11,742
    Clarke, Inc.......................................     2,300     20,259
*   Claude Resources, Inc.............................   330,704    164,360
    Clearwater Seafoods, Inc..........................    32,880    287,607
    Cogeco Cable, Inc.................................    81,271  4,548,094
    Cogeco, Inc.......................................    15,446    690,071
*   Colliers International Group, Inc.(194693107).....    23,765    987,436
    Colliers International Group, Inc.(BYL7SB4).......    13,106    546,046
    COM DEV International, Ltd........................   219,054    869,282
    Computer Modelling Group, Ltd.....................   139,080  1,392,023
    Constellation Software, Inc.......................    20,424  9,081,289
#*  Copper Mountain Mining Corp.......................   396,715    239,634
    Corby Spirit and Wine, Ltd........................    12,085    182,867
#*  Corridor Resources, Inc...........................    89,500     48,587
#   Corus Entertainment, Inc. Class B.................   251,088  2,697,394
    Cott Corp.(22163N106).............................    84,221    946,644
    Cott Corp.(2228952)...............................   183,186  2,063,180
#   Crescent Point Energy Corp.(B67C8W8)..............   182,609  2,765,975
    Crescent Point Energy Corp.(22576C101)............   397,861  6,039,528
*   Crew Energy, Inc..................................   427,284  1,568,195
*   Delphi Energy Corp................................   446,789    345,037
#*  Denison Mines Corp................................   926,928    481,944
*   Descartes Systems Group, Inc. (The)(2141941)......    67,229  1,133,977
*   Descartes Systems Group, Inc. (The)(249906108)....     6,403    108,019
#*  Detour Gold Corp..................................    63,394    615,109
#   DH Corp...........................................   151,457  4,991,243
    DHX Media, Ltd....................................    21,255    146,917
#   DirectCash Payments, Inc..........................    49,607    514,333
    Dollarama, Inc....................................    63,824  3,799,135
*   Dominion Diamond Corp.(257287102).................   186,772  2,325,311
    Dominion Diamond Corp.(B95LX89)...................   107,279  1,335,399
    Dorel Industries, Inc. Class B....................    92,409  2,356,417
*   DragonWave, Inc...................................    43,606      9,336
#*  Dundee Precious Metals, Inc.......................   260,432    406,225
    E-L Financial Corp., Ltd..........................        88     48,446
#*  Eastern Platinum, Ltd.............................    85,952     84,122
#   easyhome, Ltd.....................................       500      6,824
    Echelon Financial Holdings, Inc...................       900     10,666
    Eldorado Gold Corp.(284902103)....................   214,595    738,207
    Eldorado Gold Corp.(2307873)...................... 1,294,434  4,453,839
#   Emera, Inc........................................    40,782  1,360,180
    Empire Co., Ltd...................................    46,978  3,175,330
#   Enbridge Income Fund Holdings, Inc................   146,645  3,866,131

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
    Enbridge, Inc.(2466149)...........................   109,229 $ 4,761,360
    Enbridge, Inc.(29250N105).........................    66,923   2,915,166
    Encana Corp.(2793193).............................   316,208   2,403,263
    Encana Corp.(292505104)........................... 1,359,306  10,317,133
*   Endeavour Mining Corp............................. 1,510,561     589,048
#*  Endeavour Silver Corp.............................   377,285     522,144
#   EnerCare, Inc.....................................   243,899   2,498,946
#   Enerflex, Ltd.....................................   158,924   1,481,274
#*  Energy Fuels, Inc.................................     7,838      30,146
    Enerplus Corp.(292766102).........................   322,250   2,007,617
#   Enerplus Corp.(B584T89)...........................   200,895   1,276,475
    Enghouse Systems, Ltd.............................    31,177   1,259,857
    Ensign Energy Services, Inc.......................   292,429   2,265,019
#*  Epsilon Energy, Ltd...............................   134,516     323,986
    Equitable Group, Inc..............................    24,958   1,025,914
*   Equity Financial Holdings, Inc....................       100         581
#*  Essential Energy Services Trust...................   259,456     192,432
#   Evertz Technologies, Ltd..........................    35,104     420,330
#   Exchange Income Corp..............................    25,015     428,441
    Exco Technologies, Ltd............................    59,923     797,232
#*  EXFO, Inc.........................................       198         596
#   Extendicare, Inc..................................   195,597   1,290,669
    Fairfax Financial Holdings, Ltd...................    28,814  13,896,198
    Fiera Capital Corp................................    62,931     604,842
    Finning International, Inc........................   480,394   8,352,762
    First Capital Realty, Inc.........................   116,166   1,644,097
#*  First Majestic Silver Corp.(2833583)..............   261,530     801,877
#*  First Majestic Silver Corp.(32076V103)............   127,578     391,664
    First National Financial Corp.....................     4,925      69,214
    First Quantum Minerals, Ltd.......................   522,608   4,175,750
*   FirstService Corp.(33767E103).....................    23,765     706,771
    FirstService Corp.(BYL7ZF7).......................    13,106     391,822
#   Fortis, Inc.......................................   104,628   2,996,000
#*  Fortress Paper, Ltd. Class A......................    14,264      54,859
*   Fortuna Silver Mines, Inc.........................   340,015     946,328
*   Fraser Papers, Inc................................     6,400          --
#   Gamehost, Inc.....................................    16,562     142,211
*   GBS Gold International, Inc.......................    42,400          --
#   Genworth MI Canada, Inc...........................   118,252   2,798,409
    George Weston, Ltd................................    81,255   6,824,215
#   Gibson Energy, Inc................................   245,365   3,617,110
    Gildan Activewear, Inc............................   163,400   5,269,880
#   Glacier Media, Inc................................    22,700      20,828
    Gluskin Sheff + Associates, Inc...................    71,805   1,316,027
#   GMP Capital, Inc..................................   126,100     495,587
    Goldcorp, Inc.(380956409).........................   225,436   2,993,790
    Goldcorp, Inc.(2676302)...........................   281,396   3,754,528
#*  Golden Star Resources, Ltd........................   423,301      97,099
*   Gran Tierra Energy, Inc.(38500T101)...............    55,835     122,837
*   Gran Tierra Energy, Inc.(B2PPCS5).................   621,123   1,372,516
#   Granite Oil Corp..................................   142,825     480,506
*   Great Canadian Gaming Corp........................    93,663   1,583,430
*   Great Panther Silver, Ltd.........................    98,337      34,211

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
    Great-West Lifeco, Inc............................   114,300 $ 3,237,124
*   Heroux-Devtek, Inc................................    41,062     357,921
    High Liner Foods, Inc.............................    29,004     528,918
#   HNZ Group, Inc....................................     6,940     103,263
#   Home Capital Group, Inc...........................    58,800   1,431,054
#   Horizon North Logistics, Inc......................   272,715     625,565
    HudBay Minerals, Inc.(B05BQ98)....................    59,151     380,932
    HudBay Minerals, Inc.(B05BDX1)....................   560,848   3,615,054
#   Hudson's Bay Co...................................    95,511   1,935,269
#   Husky Energy, Inc.................................   398,508   7,276,347
*   IAMGOLD Corp.(450913108)..........................   208,317     316,642
#*  IAMGOLD Corp.(2446646)............................   918,407   1,397,431
    IGM Financial, Inc................................    70,508   2,082,058
#*  IMAX Corp.........................................    97,375   3,642,799
#*  Imperial Metals Corp..............................    86,219     527,394
    Imperial Oil, Ltd.(2454241).......................    38,803   1,435,698
    Imperial Oil, Ltd.(453038408).....................   210,937   7,808,888
*   Indigo Books & Music, Inc.........................     5,523      47,508
#   Industrial Alliance Insurance & Financial
      Services, Inc...................................   230,991   7,780,062
#   Innergex Renewable Energy, Inc....................   251,786   2,065,729
    Intact Financial Corp.............................    91,312   6,297,620
#   Inter Pipeline, Ltd...............................   131,048   2,741,502
*   Interfor Corp.....................................   173,545   2,144,349
    Intertape Polymer Group, Inc......................   105,984   1,564,011
#*  Ithaca Energy, Inc................................   908,563     521,025
    Jean Coutu Group PJC, Inc. (The) Class A..........    95,900   1,511,258
    Just Energy Group, Inc.(B693818)..................     6,432      34,540
#   Just Energy Group, Inc.(B63MCN1)..................   242,145   1,303,438
#   K-Bro Linen, Inc..................................     9,007     345,032
*   Katanga Mining, Ltd...............................   525,231      90,360
*   Kelt Exploration, Ltd.............................    71,189     392,455
#   Keyera Corp.......................................   135,304   4,446,508
#   Killam Properties, Inc............................   137,004   1,047,551
*   Kingsway Financial Services, Inc..................    15,975      89,167
*   Kinross Gold Corp.(496902404).....................    52,598      95,728
*   Kinross Gold Corp.(B03Z841)....................... 2,199,552   4,036,338
#*  Kirkland Lake Gold, Inc...........................   217,567     795,175
*   Knight Therapeutics, Inc..........................    11,933      67,975
#*  Lake Shore Gold Corp.............................. 1,495,691   1,257,988
    Laurentian Bank of Canada.........................   113,946   4,310,929
    Leon's Furniture, Ltd.............................    40,692     457,371
*   Leucrotta Exploration, Inc........................    13,895      10,412
#   Lightstream Resources, Ltd........................   587,237     305,326
    Linamar Corp......................................   106,972   6,527,840
#   Liquor Stores N.A., Ltd...........................    95,836     965,065
    Loblaw Cos., Ltd..................................    97,938   5,340,760
#   Long Run Exploration, Ltd.........................   473,627     206,421
#   Lucara Diamond Corp...............................   826,000   1,263,142
*   Lundin Mining Corp................................ 1,277,299   4,609,742
    MacDonald Dettwiler & Associates, Ltd.............    37,117   2,200,598
    Magellan Aerospace Corp...........................    39,927     562,339
    Magna International, Inc..........................   310,950  16,894,986
#*  Mainstreet Equity Corp............................     6,876     180,857

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
    Major Drilling Group International, Inc...........   242,168 $   848,056
    Mandalay Resources Corp...........................   776,020     474,684
#   Manitoba Telecom Services, Inc....................    90,864   2,015,495
    Manulife Financial Corp.(56501R106)...............   700,784  12,424,900
    Manulife Financial Corp.(2492519).................   563,759   9,987,610
    Maple Leaf Foods, Inc.............................   256,843   4,455,991
    Martinrea International, Inc......................   343,660   3,547,356
*   Maxim Power Corp..................................    24,537      44,089
    McCoy Global, Inc.................................    29,306      95,233
    Mediagrif Interactive Technologies, Inc...........     1,100      15,055
#   Medical Facilities Corp...........................   103,834   1,129,761
*   MEG Energy Corp...................................   247,112   2,649,012
    Melcor Developments, Ltd..........................     2,962      39,181
*   Mercator Minerals, Ltd............................   131,933          --
#   Methanex Corp.(2654416)...........................   123,400   5,561,185
    Methanex Corp.(59151K108).........................    68,393   3,083,840
#   Metro, Inc........................................   429,261  11,681,308
*   Mitel Networks Corp...............................   187,267   1,771,218
#*  Mood Media Corp...................................    78,868      34,976
    Morneau Shepell, Inc..............................   108,033   1,362,958
    MTY Food Group, Inc...............................    17,908     508,410
#   Mullen Group, Ltd.................................   294,145   4,293,480
*   NAPEC, Inc........................................     9,700       5,711
    National Bank of Canada...........................   412,765  14,435,808
    Nevsun Resources, Ltd.............................   657,470   2,111,384
#   New Flyer Industries, Inc.........................   112,324   1,399,917
*   New Gold, Inc.....................................   921,015   2,035,198
    Newalta Corp......................................   152,768   1,507,998
*   Newmarket Gold, Inc...............................     7,882       6,328
#   Norbord, Inc......................................    90,048   1,746,772
    North American Energy Partners, Inc.(656844107)...     6,310      11,926
    North American Energy Partners, Inc.(B1HTYS2).....    17,176      32,570
    North West Co., Inc. (The)........................    93,492   1,966,560
#   Northland Power, Inc..............................   180,733   2,209,673
#*  Novagold Resources, Inc...........................    99,490     304,286
*   NuVista Energy, Ltd...............................   401,250   1,616,843
#   OceanaGold Corp................................... 1,108,502   1,915,521
    Onex Corp.........................................    74,587   4,279,549
    Open Text Corp....................................    95,000   4,311,809
    Osisko Gold Royalties, Ltd........................    83,651     924,231
*   Ovivo, Inc. Class A...............................    12,023      11,491
#   Pacific Rubiales Energy Corp......................   794,797   2,218,151
*   Painted Pony Petroleum, Ltd.......................   300,991   1,620,199
#   Pan American Silver Corp.(2669272)................   266,403   1,660,119
#   Pan American Silver Corp.(697900108)..............   281,795   1,758,401
*   Paramount Resources, Ltd. Class A.................    36,466     549,280
*   Parex Resources, Inc..............................   362,914   2,400,280
#   Parkland Fuel Corp................................   144,611   2,633,814
    Pason Systems, Inc................................   129,833   1,966,580
    Pembina Pipeline Corp.(B4PPQG5)...................    17,562     510,879
#   Pembina Pipeline Corp.(B4PT2P8)...................    80,017   2,329,204
#   Pengrowth Energy Corp.............................   961,843   1,537,066
#   Penn West Petroleum, Ltd.(B63FY34)................   626,348     857,256

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
CANADA -- (Continued)
    Penn West Petroleum, Ltd.(707887105).............. 156,120 $   210,762
*   Performance Sports Group, Ltd.....................  32,794     538,856
#*  Perpetual Energy, Inc............................. 168,529     109,531
#   Peyto Exploration & Development Corp.............. 133,290   2,884,199
#   PHX Energy Services Corp..........................  88,342     308,017
#*  Pilot Gold, Inc...................................  10,300       2,993
    Pizza Pizza Royalty Corp..........................  18,586     196,966
#*  Points International, Ltd.........................   6,420      72,503
*   Polaris Minerals Corp.............................   7,200      11,010
    Potash Corp. of Saskatchewan, Inc.(2696980).......  74,800   2,034,931
    Potash Corp. of Saskatchewan, Inc.(73755L107).....  80,211   2,180,135
    Precision Drilling Corp.(74022D308)............... 455,094   2,316,428
#   Precision Drilling Corp.(B5YPLH9)................. 404,754   2,058,045
#   Premium Brands Holdings Corp......................  42,189   1,087,427
*   Primero Mining Corp.(74164W106)...................  81,988     211,529
#*  Primero Mining Corp.(B4Z8FV2)..................... 290,481     752,938
    Progressive Waste Solutions, Ltd.(B3DJGB7)........ 155,666   4,237,267
    Progressive Waste Solutions, Ltd.(74339G101)......  80,623   2,193,752
#   Pulse Seismic, Inc................................ 120,926     232,079
#*  QLT, Inc..........................................  59,679     224,506
    Quebecor, Inc. Class B............................ 116,100   2,745,707
*   Questerre Energy Corp. Class A....................  81,025      14,869
    Reitmans Canada, Ltd..............................   1,346       5,959
    Reitmans Canada, Ltd. Class A..................... 128,618     579,241
    Richelieu Hardware, Ltd...........................  24,435   1,270,467
*   Richmont Mines, Inc............................... 126,101     331,680
    Ritchie Bros Auctioneers, Inc.(2345390)...........  60,100   1,625,827
    Ritchie Bros Auctioneers, Inc.(767744105).........  28,729     776,258
*   RMP Energy, Inc................................... 362,625     510,173
#*  Rock Energy, Inc.................................. 118,342     236,168
#   Rocky Mountain Dealerships, Inc...................  36,413     239,997
    Rogers Communications, Inc. Class B(2169051)......  36,400   1,276,373
    Rogers Communications, Inc. Class B(775109200)....  31,232   1,095,619
#   Rogers Sugar, Inc................................. 234,850     817,041
    RONA, Inc......................................... 441,834   5,178,969
#   Royal Bank of Canada(2754383)..................... 304,065  17,729,860
    Royal Bank of Canada(780087102)................... 165,510   9,657,508
#   Russel Metals, Inc................................ 166,312   2,466,990
#*  Sandstorm Gold, Ltd............................... 267,612     681,384
*   Sandvine Corp..................................... 352,887     947,076
    Saputo, Inc....................................... 140,084   3,210,091
#   Savanna Energy Services Corp...................... 285,414     235,690
#*  Sears Canada, Inc.................................  15,055      86,334
#   Secure Energy Services, Inc....................... 224,801   1,861,525
*   SEMAFO, Inc....................................... 879,028   1,915,533
#*  Serinus Energy, Inc...............................     346         198
#   Shaw Communications, Inc. Class B(2801836)........  75,902   1,610,491
    Shaw Communications, Inc. Class B(82028K200)...... 257,261   5,453,933
    ShawCor, Ltd...................................... 114,280   2,686,063
#   Sherritt International Corp....................... 823,298     843,537
#   Sienna Senior Living, Inc.........................  89,873   1,064,444
#*  Sierra Wireless, Inc.(2418968)....................  49,826   1,224,839
#*  Sierra Wireless, Inc.(826516106)..................  23,228     571,177

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
CANADA -- (Continued)
*   Silver Standard Resources, Inc.(82823L106)........  14,136 $    81,282
#*  Silver Standard Resources, Inc.(2218458).......... 244,298   1,404,688
    Silver Wheaton Corp.(B058ZX6)..................... 200,366   2,622,828
    Silver Wheaton Corp.(828336107)................... 103,338   1,351,661
#   SNC-Lavalin Group, Inc............................ 131,282   4,299,276
*   Solium Capital, Inc...............................  16,806     102,801
#*  Southern Pacific Resource Corp.................... 665,787       1,909
#*  Sprott Resource Corp..............................  29,662      17,237
#   Sprott, Inc....................................... 347,244     557,566
#   Spyglass Resources Corp........................... 214,891      27,111
*   St Andrew Goldfields, Ltd.........................  98,808      18,887
    Stantec, Inc.(2854238)............................ 112,330   3,123,785
    Stantec, Inc.(85472N109)..........................  25,136     700,540
    Stella-Jones, Inc.................................  43,482   1,475,831
    Strad Energy Services, Ltd........................   1,000       2,110
*   Street Capital Group, Inc.........................  32,800      52,416
    Stuart Olson, Inc.................................  21,376      96,432
#   Student Transportation, Inc....................... 196,160     893,920
#   Sun Life Financial, Inc.(2566124)................. 282,326   9,215,504
    Sun Life Financial, Inc.(866796105)...............   8,848     288,622
    Suncor Energy, Inc.(867224107).................... 943,581  26,571,241
    Suncor Energy, Inc.(B3NB1P2)...................... 706,829  19,910,219
*   SunOpta, Inc.(8676EP108)..........................  46,738     500,097
*   SunOpta, Inc.(2817510)............................  73,287     784,507
#   Superior Plus Corp................................ 364,189   3,143,857
#   Surge Energy, Inc................................. 536,383     971,998
#*  TAG Oil, Ltd......................................  65,570      60,664
*   Taseko Mines, Ltd................................. 404,489     197,938
    Teck Resources, Ltd. Class A......................   1,294      11,180
    Teck Resources, Ltd. Class B(878742204)........... 296,259   2,174,541
    Teck Resources, Ltd. Class B(2879327)............. 209,473   1,542,398
    TELUS Corp........................................  87,440   2,985,202
#*  Tembec, Inc....................................... 128,010     178,138
*   Teranga Gold Corp.(B5TDK82)....................... 484,567     226,009
#*  Teranga Gold Corp.(B4L8QT1).......................  41,624      17,200
#*  Theratechnologies, Inc............................  35,700      64,966
#*  Thompson Creek Metals Co., Inc.................... 523,290     312,089
#   Thomson Reuters Corp.............................. 154,878   6,270,436
    Timminco, Ltd.....................................  17,306          22
*   Timmins Gold Corp................................. 383,822     117,390
    TMX Group, Ltd....................................  37,152   1,398,189
#   TORC Oil & Gas, Ltd............................... 353,988   1,910,888
    Toromont Industries, Ltd.......................... 136,995   3,830,644
    Toronto-Dominion Bank (The)(891160509)............ 140,552   5,679,706
#   Toronto-Dominion Bank (The)(2897222).............. 680,144  27,442,902
    Torstar Corp. Class B............................. 131,600     439,723
    Total Energy Services, Inc........................  87,842     993,373
*   Tourmaline Oil Corp............................... 222,722   5,507,382
    TransAlta Corp.(89346D107)........................ 421,210   2,666,259
#   TransAlta Corp.(2901628).......................... 362,555   2,298,108
#   TransAlta Renewables, Inc.........................  78,241     747,802
    TransCanada Corp.................................. 224,870   8,739,643
    Transcontinental, Inc. Class A.................... 208,118   2,340,800

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
CANADA -- (Continued)
    TransForce, Inc...................................   252,606 $    4,826,719
    TransGlobe Energy Corp.(893662106)................    30,106         89,114
#   TransGlobe Energy Corp.(2470548)..................   167,106        494,476
    Trican Well Service, Ltd..........................   275,492        591,912
#   Trilogy Energy Corp...............................    67,393        237,036
#   Trinidad Drilling, Ltd............................   381,486        947,991
*   Turquoise Hill Resources, Ltd.(900435108).........   263,904        894,635
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)...........   490,636      1,669,404
*   TVA Group, Inc. Class B...........................     4,447         17,409
#   Twin Butte Energy, Ltd............................   871,537        296,543
    Uni-Select, Inc...................................    36,761      1,653,029
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)...................................    41,511     10,643,016
*   Valeant Pharmaceuticals International,
      Inc.(91911K102).................................    30,672      7,898,960
    Valener, Inc......................................    80,792      1,047,698
    Veresen, Inc......................................   311,497      3,524,988
#   Vermilion Energy, Inc.(B607XS1)...................    42,561      1,431,880
    Vermilion Energy, Inc.(923725105).................    49,466      1,666,510
#   Wajax Corp........................................    61,103        945,149
*   Wesdome Gold Mines, Ltd...........................    85,051         63,080
    West Fraser Timber Co., Ltd.......................   102,229      4,498,436
    Western Energy Services Corp......................    89,325        357,887
    Western Forest Products, Inc...................... 1,322,093      1,940,910
#   WesternOne, Inc...................................    54,988         24,386
    Westjet Airlines, Ltd.............................    28,867        509,203
#   Westshore Terminals Investment Corp...............   108,866      2,404,816
    Whistler Blackcomb Holdings, Inc..................    64,965      1,029,227
#   Whitecap Resources, Inc...........................   688,288      5,999,530
    Wi-LAN, Inc.......................................   393,559        824,522
    Winpak, Ltd.......................................    40,287      1,368,005
    WSP Global, Inc...................................   123,982      4,154,063
*   Xtreme Drilling & Coil Services Corp..............     5,700         11,288
#   Yamana Gold, Inc.(98462Y100)......................   135,431        265,445
    Yamana Gold, Inc.(2219279)........................   724,791      1,435,339
*   Yellow Pages, Ltd.................................    20,378        282,956
#   Zargon Oil & Gas, Ltd.............................    76,173        121,145
    ZCL Composites, Inc...............................    15,000         74,894
                                                                 --------------
TOTAL CANADA..........................................            1,031,290,530
                                                                 --------------
CHINA -- (0.0%)
#*  China Daye Non-Ferrous Metals Mining, Ltd......... 9,440,000        228,563
*   Fullshare Holdings, Ltd........................... 6,695,000      1,121,538
*   Hanfeng Evergreen, Inc............................    42,625          4,217
    Lee's Pharmaceutical Holdings, Ltd................   207,500        349,049
#   Xinyi Solar Holdings, Ltd......................... 3,402,000      1,465,232
    Zhuhai Holdings Investment Group, Ltd.............   294,000         51,123
                                                                 --------------
TOTAL CHINA...........................................                3,219,722
                                                                 --------------
DENMARK -- (1.6%)
    ALK-Abello A.S....................................    13,884      1,695,554
    Alm Brand A.S.....................................   298,111      1,918,774
    Ambu A.S. Class B.................................    50,934      1,391,847
    AP Moeller - Maersk A.S. Class A..................     2,017      3,333,763
    AP Moeller - Maersk A.S. Class B..................     4,369      7,442,975

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
DENMARK -- (Continued)
#*  Bang & Olufsen A.S................................   135,053 $ 1,255,976
*   Bavarian Nordic A.S...............................    60,594   2,863,426
    Brodrene Hartmann A.S.............................     2,587      91,477
    Carlsberg A.S. Class B............................    90,463   7,881,627
#   Chr Hansen Holding A.S............................   206,213  11,394,988
    Coloplast A.S. Class B............................    39,319   2,837,141
#*  D/S Norden A.S....................................    92,601   2,425,341
    Danske Bank A.S...................................   282,704   8,838,602
    Dfds A.S..........................................    13,424   1,844,133
    Djurslands Bank A.S...............................     1,040      36,148
    DSV A.S...........................................   489,653  16,760,559
#   FLSmidth & Co. A.S................................   119,004   5,335,759
    Fluegger A.S. Class B.............................       350      20,741
*   Genmab A.S........................................    50,115   4,722,069
    GN Store Nord A.S.................................   386,783   7,867,348
    Gronlandsbanken A.S...............................        33       2,975
*   H Lundbeck A.S....................................   114,932   2,718,458
*   H+H International A.S. Class B....................    10,402      91,847
    Harboes Bryggeri A.S. Class B.....................     2,462      37,413
    IC Group A.S......................................    20,614     564,130
    ISS A.S...........................................    25,208     869,850
*   Jeudan A.S........................................     1,998     225,535
*   Jyske Bank A.S....................................   147,110   7,686,107
    NKT Holding A.S...................................    83,562   4,685,497
    Nordjyske Bank A.S................................     4,773      86,563
    Novo Nordisk A.S. Class B.........................   379,878  22,419,051
#   Novo Nordisk A.S. Sponsored ADR...................   199,371  11,754,914
    Novozymes A.S. Class B............................   158,042   8,261,094
    Pandora A.S.......................................   170,740  19,225,959
*   Parken Sport & Entertainment A.S..................     5,510      49,632
    PER Aarsleff A.S. Class B.........................     4,601   1,579,021
    Ringkjoebing Landbobank A.S.......................     5,679   1,245,042
    Rockwool International A.S. Class A...............        55       8,182
    Rockwool International A.S. Class B...............    14,867   2,218,078
    Royal Unibrew A.S.................................   108,590   3,553,574
    RTX A.S...........................................    13,870     192,715
*   Santa Fe Group A.S................................    44,092     363,638
    Schouw & Co.......................................    47,475   2,578,556
    SimCorp A.S.......................................    87,238   3,724,501
    Solar A.S. Class B................................     9,281     508,272
    Spar Nord Bank A.S................................   100,697   1,183,494
    Sydbank A.S.......................................   222,229   8,412,732
    TDC A.S........................................... 1,761,703  13,289,850
    Tivoli A.S........................................        90      52,025
#*  TK Development A.S................................   261,545     351,095
*   Topdanmark A.S....................................   225,132   6,221,016
*   Topsil Semiconductor Matls........................   345,651      21,183
    Tryg A.S..........................................   138,375   2,785,090
#   United International Enterprises..................     2,806     472,203
    Vestas Wind Systems A.S...........................   315,071  17,211,572
*   Vestjysk Bank A.S.................................    23,224      33,051
*   William Demant Holding A.S........................    47,513   3,623,031

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
DENMARK -- (Continued)
#*  Zealand Pharma A.S................................    25,450 $    552,214
                                                                 ------------
TOTAL DENMARK.........................................            238,817,408
                                                                 ------------
FINLAND -- (1.5%)
    Afarak Group Oyj..................................    65,512       29,779
    Ahlstrom Oyj......................................    23,261      197,006
    Alandsbanken Abp Class B..........................     1,250       23,729
    Alma Media Oyj....................................    25,653       83,865
    Amer Sports Oyj...................................   355,507   10,369,062
    Apetit Oyj........................................     1,800       27,948
    Aspo Oyj..........................................     9,835       81,806
    Atria Oyj.........................................    23,256      227,070
    BasWare Oyj.......................................     5,735      279,509
#*  Biotie Therapies Oyj..............................   541,122      122,651
    Bittium Oyj.......................................   421,160    2,203,115
    Cargotec Oyj......................................   127,579    4,435,386
    Caverion Corp.....................................   150,517    1,529,477
    Citycon Oyj.......................................   870,627    2,310,565
    Comptel Oyj.......................................    58,562       87,518
    Cramo Oyj.........................................    43,543      879,793
    Digia Oyj.........................................    10,944       52,322
    Elisa Oyj.........................................   251,858    8,479,458
    F-Secure Oyj......................................   112,791      347,921
*   Finnair Oyj.......................................   149,772      468,888
*   Finnlines Oyj.....................................    17,325      326,189
#   Fiskars Oyj Abp...................................    44,293      944,905
    Fortum Oyj........................................   900,829   15,817,409
    HKScan Oyj Class A................................    55,696      305,015
    Huhtamaki Oyj.....................................   270,522    9,600,478
    Ilkka-Yhtyma Oyj..................................    29,672       71,822
    Kemira Oyj........................................   299,234    3,864,951
    Kesko Oyj Class A.................................     3,817      138,540
    Kesko Oyj Class B.................................   208,701    8,123,370
    Kone Oyj Class B..................................   181,078    7,599,208
    Konecranes Oyj....................................   132,458    4,100,604
    Lassila & Tikanoja Oyj............................    93,379    1,827,391
*   Lemminkainen Oyj..................................    23,812      311,932
    Metsa Board Oyj...................................   490,978    3,498,051
#   Metso Oyj.........................................   212,153    5,836,565
    Metso Oyj Sponsored ADR...........................    40,984      272,953
#   Munksjo Oyj.......................................    11,852      114,166
    Neste Oyj.........................................   395,782   11,026,944
    Nokia Oyj......................................... 3,284,212   23,256,506
    Nokia Oyj Sponsored ADR...........................    53,303      375,786
#   Nokian Renkaat Oyj................................   303,680    9,126,222
    Okmetic Oyj.......................................    21,251      168,411
    Olvi Oyj Class A..................................    14,539      422,992
*   Oriola-KD Oyj Class A.............................     1,000        4,771
*   Oriola-KD Oyj Class B.............................   264,984    1,290,100
    Orion Oyj Class A.................................    28,680    1,187,713
    Orion Oyj Class B.................................   136,372    5,693,231
#*  Outokumpu Oyj.....................................   510,536    2,364,846
#   Outotec Oyj.......................................   540,041    3,616,905

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
FINLAND -- (Continued)
    PKC Group Oyj.....................................    42,382 $    928,766
    Ponsse Oy.........................................    48,669      782,974
*   Poyry Oyj.........................................    26,849      113,411
    Raisio Oyj Class V................................   293,098    1,333,289
    Ramirent Oyj......................................   201,804    1,590,350
    Rapala VMC Oyj....................................    14,912       86,637
    Revenio Group Oyj.................................     2,718       63,559
    Saga Furs Oyj.....................................     3,026       79,169
    Sampo Oyj Class A.................................   276,704   13,691,502
#   Sanoma Oyj........................................   203,175      743,256
*   Stockmann Oyj Abp(5462371)........................     8,998       63,615
#*  Stockmann Oyj Abp(5462393)........................    44,848      329,427
    Stora Enso Oyj Class R............................ 1,571,080   14,791,941
    Stora Enso Oyj Sponsored ADR......................   102,498      957,331
*   Talvivaara Mining Co. P.L.C.......................   676,382        8,468
    Technopolis Oyj...................................   208,777      857,245
    Teleste Oyj.......................................     9,026       73,773
    Tieto Oyj.........................................   214,716    5,497,864
    Tikkurila Oyj.....................................    61,644    1,188,881
    UPM-Kymmene Oyj................................... 1,171,555   21,640,675
    UPM-Kymmene Oyj Sponsored ADR.....................    76,179    1,403,217
#   Uponor Oyj........................................    94,718    1,501,715
#   Vaisala Oyj Class A...............................     6,593      173,745
    Valmet OYJ........................................   173,606    2,054,614
    Wartsila Oyj Abp..................................   142,299    6,540,641
    YIT Oyj...........................................   299,424    1,804,145
                                                                 ------------
TOTAL FINLAND.........................................            231,825,054
                                                                 ------------
FRANCE -- (6.9%)
    Accor SA..........................................   108,109    5,299,879
    Actia Group.......................................    31,411      236,851
    Aeroports de Paris................................    19,931    2,389,413
#*  Air France-KLM....................................   289,718    2,072,545
    Air Liquide SA....................................    68,495    8,919,061
    Airbus Group SE...................................   140,258    9,956,276
    Akka Technologies.................................    12,087      402,105
    Albioma SA........................................    59,830      992,540
*   Alcatel-Lucent.................................... 2,157,449    8,141,146
#*  Alcatel-Lucent Sponsored ADR...................... 1,266,007    4,734,866
*   Alstom SA.........................................   121,384    3,564,965
#   Altamir...........................................    24,933      300,435
    Alten SA..........................................    68,927    3,473,593
    Altran Technologies SA............................   319,342    3,770,613
    April SA..........................................    24,454      329,987
#*  Archos............................................    27,729       64,073
    Arkema SA.........................................   130,089   10,137,183
    Assystem..........................................    23,159      457,158
    Atos..............................................   179,332   13,626,777
#   Aubay.............................................     8,512      158,880
    Audika Groupe.....................................     1,627       31,532
    AXA SA............................................   818,240   21,548,526
    AXA SA Sponsored ADR..............................   404,668   10,646,815
    Axway Software SA.................................     8,862      222,788

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
FRANCE -- (Continued)
#   Beneteau SA.......................................    50,383 $   856,214
    BioMerieux........................................    28,497   3,311,078
    BNP Paribas SA....................................   474,135  30,841,193
    Boiron SA.........................................    14,943   1,654,351
    Bollore SA........................................ 1,551,360   8,592,966
    Bonduelle S.C.A...................................    36,383   1,043,118
    Bouygues SA.......................................   318,417  11,697,118
    Bureau Veritas SA.................................   225,236   5,262,418
    Burelle SA........................................       100      77,036
    Cap Gemini SA.....................................   194,858  18,615,056
    Carrefour SA......................................   534,729  18,355,104
    Casino Guichard Perrachon SA......................   123,225   9,145,089
*   Cegedim SA........................................     6,183     271,145
    Cegid Group SA....................................    16,891     730,261
#*  CGG SA............................................   186,105     929,660
#*  CGG SA Sponsored ADR..............................   120,793     599,133
    Chargeurs SA......................................    68,407     577,471
    Christian Dior SE.................................    21,137   4,372,130
#   Cie de Saint-Gobain...............................   768,958  36,431,159
    Cie des Alpes.....................................     2,196      44,005
    Cie Generale des Etablissements Michelin..........   313,351  30,673,497
    CNP Assurances....................................   189,661   3,187,577
    Credit Agricole SA................................   739,191  11,630,887
    Danone SA.........................................   124,043   8,415,359
    Danone SA Sponsored ADR...........................    35,465     483,033
    Dassault Systemes.................................    20,388   1,537,421
    Dassault Systemes ADR.............................    10,986     827,246
*   Derichebourg SA...................................   294,974   1,046,059
    Devoteam SA.......................................     6,055     175,741
    Edenred...........................................   304,540   7,590,700
    Eiffage SA........................................   139,388   8,383,154
    Electricite de France SA..........................   339,623   8,082,274
    Electricite de Strasbourg SA......................       606      74,747
    Engie............................................. 2,052,295  39,357,858
#*  Eramet............................................    13,827     910,642
    Essilor International SA..........................   112,316  14,385,372
*   Esso SA Francaise.................................     5,211     364,474
*   Etablissements Maurel et Prom.....................   287,429   1,840,202
    Euler Hermes Group................................    29,196   3,041,734
    Eurofins Scientific SE............................    13,901   4,558,185
    Eutelsat Communications SA........................   222,160   6,770,629
    Exel Industries Class A...........................     1,907     110,896
    Faiveley Transport SA.............................    11,438   1,195,438
    Faurecia..........................................   211,365   8,109,538
    Fimalac...........................................     8,994     792,140
    Fleury Michon SA..................................     2,837     191,255
#*  GameLoft SE.......................................   141,593     669,631
    Gaumont SA........................................       768      38,985
    Gaztransport Et Technigaz SA......................    17,911   1,092,660
    GEA...............................................        98       8,873
*   GECI International................................    20,581          --
    GL Events.........................................    22,567     509,854
    Groupe Crit.......................................    14,057     801,988

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
FRANCE -- (Continued)
    Groupe Eurotunnel SE..............................   829,659 $11,919,581
    Groupe Flo........................................    10,366      28,404
*   Groupe Fnac.......................................    12,181     735,986
#   Groupe Gorge......................................     8,898     251,992
    Groupe Open.......................................     2,036      28,503
    Guerbet...........................................    18,812   1,210,693
    Haulotte Group SA.................................    28,251     533,141
    Havas SA..........................................    12,142     104,349
    Herige SADCS......................................       811      23,879
    Hermes International..............................     6,014   2,338,744
#   Hi-Media SA.......................................     5,549      67,300
    Hipay Group SA....................................     7,567     108,866
    Iliad SA..........................................    12,885   3,059,932
    Imerys SA.........................................    64,444   4,855,237
#   Ingenico Group....................................    56,510   7,401,895
    Interparfums SA...................................    16,037     457,757
    Ipsen SA..........................................    55,079   3,549,022
    IPSOS.............................................    83,085   2,084,431
    Jacquet Metal Service.............................    44,474     829,608
    JCDecaux SA.......................................    78,171   2,991,424
    Kering............................................    72,223  13,908,407
    Korian SA.........................................    82,651   2,945,809
    L'Oreal SA........................................    28,487   5,324,585
    Lafarge SA Sponsored ADR..........................    80,259   1,185,425
    Lagardere SCA.....................................   296,346   8,862,697
    Laurent-Perrier...................................     2,478     227,093
#*  Le Noble Age......................................     6,707     159,890
    Lectra............................................    34,613     501,986
    Legrand SA........................................   123,093   7,572,319
    LISI..............................................    37,028     999,912
    LVMH Moet Hennessy Louis Vuitton SE...............    90,327  16,896,473
    Maisons France Confort SA.........................     3,179     140,295
    Manitou BF SA.....................................    18,809     365,750
    Manutan International.............................     2,179     113,778
    Mersen............................................    31,237     737,944
#*  METabolic EXplorer SA.............................    71,826     299,528
    Metropole Television SA...........................   102,471   2,073,510
    MGI Coutier.......................................    32,212     523,330
    Montupet..........................................    25,336   1,955,657
#   Mr Bricolage......................................     8,989     131,296
    Natixis SA........................................   844,214   6,195,875
#   Naturex...........................................    14,950   1,183,084
    Neopost SA........................................    91,828   3,688,692
*   Nexans SA.........................................    89,783   3,652,666
    Nexity SA.........................................    84,952   3,746,721
#   NextRadioTV.......................................     2,454      98,852
*   NRJ Group.........................................    61,506     571,831
*   Numericable-SFR SAS...............................    12,304     672,052
#*  Onxeo SA(B04P0G6).................................     8,255      43,076
#*  Onxeo SA(BPFJVR0).................................    12,362      65,095
    Orange SA(5176177)................................ 2,005,464  32,990,386
    Orange SA(684060106)..............................   206,198   3,379,585
    Orpea.............................................    59,942   4,523,851

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
FRANCE -- (Continued)
    Paris Orleans SA..................................     1,187 $    36,395
*   Parrot SA.........................................    24,069   1,091,911
    Pernod-Ricard SA..................................    42,245   5,053,229
*   Peugeot SA........................................   936,816  18,739,822
*   Pierre & Vacances SA..............................     9,211     299,558
    Plastic Omnium SA.................................   132,958   3,739,032
    Plastivaloire.....................................     1,253      85,010
    Publicis Groupe SA................................    72,024   5,446,981
#   Publicis Groupe SA ADR............................    97,524   1,847,105
    Rallye SA.........................................    81,353   2,392,165
#*  Recylex SA........................................    32,570      58,193
    Renault SA........................................   183,486  16,891,302
    Rexel SA..........................................   720,211  11,342,369
    Robertet SA.......................................       752     185,099
    Rubis SCA.........................................    66,322   4,766,868
    Safran SA.........................................   101,542   7,687,823
    Saft Groupe SA....................................    76,333   3,113,253
    Samse SA..........................................       546      71,351
    Sanofi............................................   195,433  21,065,940
    Sanofi ADR........................................   506,073  27,322,881
    Sartorius Stedim Biotech..........................     6,350   1,980,858
    Savencia SA.......................................     8,393     533,711
    Schneider Electric SE(4834108)....................   246,960  17,227,487
    Schneider Electric SE(B11BPS1)....................    19,869   1,381,705
    SCOR SE...........................................   328,102  12,573,019
    SEB SA............................................    55,568   5,608,629
    Seche Environnement SA............................     3,292     123,667
#*  Sequana SA........................................    81,203     436,753
    SES SA............................................   170,163   5,258,431
    Societe BIC SA....................................    25,758   4,410,570
    Societe d'Edition de Canal +......................   118,603   1,039,600
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco..............................     1,930      72,287
    Societe Generale SA...............................   484,646  23,796,822
    Societe Internationale de Plantations d'Heveas SA.     2,402      89,659
    Societe Marseillaise du Tunnel Prado-Carenage SA..     7,833     283,744
    Societe Television Francaise 1....................   250,633   4,304,774
    Sodexo............................................     8,908     830,204
    Sodexo SA.........................................    40,119   3,736,682
    Sodexo SA Sponsored ADR...........................     3,800     346,929
#*  SOITEC............................................   526,078     427,264
#*  Solocal Group..................................... 2,121,086     952,477
    Somfy SA..........................................     1,225     381,597
    Sopra Steria Group................................    31,178   2,978,763
*   Spir Communication SA.............................     2,571      33,796
    Stallergenes SA...................................     1,425      89,823
#*  Ste Industrielle d'Aviation Latecoere SA..........    34,234     356,581
    Stef SA...........................................     8,584     581,713
#   STMicroelectronics NV(2430025)....................   348,213   2,705,615
    STMicroelectronics NV(5962332).................... 1,097,828   8,572,833
#*  Store Electronic..................................        16         211
    Suez Environnement Co.............................   334,295   6,407,154
    Sword Group.......................................     9,306     220,986
    Synergie SA                                            6,566     179,647

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
FRANCE -- (Continued)
    Technicolor SA....................................   502,634 $    3,964,596
    Technicolor SA Sponsored ADR......................     4,360         35,098
    Technip SA........................................   225,573     12,817,700
    Technip SA ADR....................................   101,667      1,446,721
    Teleperformance...................................   130,506      9,680,689
    Tessi SA..........................................     1,767        191,873
    Thales SA.........................................    77,008      5,204,018
*   Theolia SA........................................   116,506         79,235
    Thermador Groupe..................................       431         38,246
    Total Gabon.......................................       203         48,791
    Total SA.......................................... 1,794,120     88,527,185
#   Total SA Sponsored ADR............................   576,935     28,437,126
    Touax SA..........................................       718         11,760
#*  Transgene SA......................................     1,596          5,018
    Trigano SA........................................    17,492        768,135
*   UBISOFT Entertainment.............................   339,893      6,603,598
    Union Financiere de France BQE SA.................     1,141         33,887
    Valeo SA..........................................    89,802     11,968,534
    Vallourec SA......................................   210,207      3,440,029
#*  Valneva SE........................................   124,452        542,223
    Veolia Environnement SA...........................   345,913      7,726,338
    Veolia Environnement SA ADR.......................    45,884      1,022,296
    Vicat.............................................    19,975      1,485,549
    VIEL & Cie SA.....................................    50,850        170,720
    Vilmorin & Cie SA.................................    11,490        955,747
    Vinci SA..........................................   264,448     16,947,926
    Virbac SA.........................................     5,933      1,406,929
    Vivendi SA........................................   747,562     19,643,578
    Vranken-Pommery Monopole SA.......................     3,897        121,673
    Zodiac Aerospace..................................   227,337      6,776,425
                                                                 --------------
TOTAL FRANCE..........................................            1,069,321,876
                                                                 --------------
GERMANY -- (6.2%)
    Aareal Bank AG....................................   184,397      7,522,831
    Adidas AG.........................................   174,932     14,315,084
    Adler Modemaerkte AG..............................    37,386        461,432
*   ADVA Optical Networking SE........................   130,435      1,515,870
*   Air Berlin P.L.C..................................    74,923         94,070
#*  Aixtron SE........................................   111,814        663,226
    Allgeier SE.......................................     1,954         37,302
    Allianz SE........................................   145,801     23,884,031
    Allianz SE ADR....................................   829,638     13,606,063
    Amadeus Fire AG...................................     9,705        954,357
*   AS Creation Tapeten...............................       906         29,358
    Aurubis AG........................................   103,131      6,169,627
    Axel Springer SE..................................    74,698      4,186,527
    BASF SE...........................................   517,471     44,717,041
    BASF SE Sponsored ADR.............................    56,196      4,846,905
    Basler AG.........................................       276         16,658
    Bauer AG..........................................    29,677        566,609
    Bayer AG..........................................   178,636     26,380,335
    Bayer AG Sponsored ADR............................    10,327      1,525,918
    Bayerische Motoren Werke AG.......................   402,269     40,337,803

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
GERMANY -- (Continued)
    BayWa AG..........................................    39,352 $ 1,464,310
    Bechtle AG........................................    34,839   2,957,610
    Beiersdorf AG.....................................    35,671   3,047,711
    Bertrandt AG......................................     7,367     920,106
    Bijou Brigitte AG.................................     5,218     301,246
#   Bilfinger SE......................................   104,300   4,307,877
#   Biotest AG........................................    13,167     368,923
#   Borussia Dortmund GmbH & Co. KGaA.................   263,180   1,188,976
    Brenntag AG.......................................   137,287   7,634,513
#   CANCOM SE.........................................    24,772     954,686
#   Carl Zeiss Meditec AG.............................    51,380   1,447,393
    CENIT AG..........................................    22,785     431,034
    CENTROTEC Sustainable AG..........................    20,483     333,667
    Cewe Stiftung & Co. KGAA..........................    21,496   1,249,188
    Comdirect Bank AG.................................    68,262     755,773
*   Commerzbank AG....................................   949,367  12,277,738
    CompuGroup Medical AG.............................    54,559   1,720,089
*   Constantin Medien AG..............................    53,339      94,949
    Continental AG....................................    66,035  14,762,982
*   CropEnergies AG...................................    41,670     187,648
    CTS Eventim AG & Co. KGaA.........................    76,848   2,896,732
    Daimler AG........................................   801,566  71,704,800
    Data Modul AG.....................................     2,305      79,776
    DEAG Deutsche Entertainment AG....................     1,086       7,595
#   Delticom AG.......................................     8,371     209,855
    Deutsche Annington Immobilien SE..................    26,205     817,600
    Deutsche Bank AG(5750355).........................   280,029   9,837,372
    Deutsche Bank AG(D18190898).......................   271,302   9,500,996
    Deutsche Boerse AG................................    87,885   7,983,570
*   Deutsche Lufthansa AG.............................   693,178   9,416,946
    Deutsche Post AG..................................   561,484  16,971,009
    Deutsche Telekom AG............................... 2,503,149  45,263,056
#   Deutsche Telekom AG Sponsored ADR.................   512,237   9,220,266
    Deutsche Wohnen AG................................   375,369   9,261,166
    Deutz AG..........................................   299,150   1,747,045
*   Dialog Semiconductor P.L.C........................   105,759   5,274,409
#   DIC Asset AG......................................    15,729     137,632
#   DMG Mori AG.......................................   101,441   3,722,080
    Dr Hoenle AG......................................     7,908     219,655
    Draegerwerk AG & Co. KGaA.........................     4,300     351,062
#   Drillisch AG......................................    74,609   3,148,801
    Duerr AG..........................................    40,392   3,324,828
    E.ON SE...........................................   737,347   9,737,610
    E.ON SE Sponsored ADR.............................   185,817   2,447,210
    Eckert & Ziegler AG...............................     7,086     175,574
    Elmos Semiconductor AG............................    30,724     553,968
    ElringKlinger AG..................................    97,887   2,357,627
#*  Euromicron AG.....................................    12,778     120,215
#*  Evotec AG.........................................   150,502     566,769
    Fielmann AG.......................................    33,418   2,208,256
*   First Sensor AG...................................     8,351     102,677
    Francotyp-Postalia Holding AG Class A.............     7,041      33,966
    Fraport AG Frankfurt Airport Services Worldwide...    81,574   5,355,924

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
GERMANY -- (Continued)
    Freenet AG........................................ 299,957 $10,293,978
    Fresenius Medical Care AG & Co. KGaA.............. 163,367  13,367,033
#   Fresenius Medical Care AG & Co. KGaA ADR..........  51,339   2,099,765
    Fresenius SE & Co. KGaA........................... 594,150  41,112,772
    Fuchs Petrolub SE.................................  27,957   1,118,795
    GEA Group AG...................................... 165,687   7,011,178
    Gerresheimer AG................................... 134,141   9,870,981
#   Gerry Weber International AG......................  33,916     835,240
    Gesco AG..........................................   5,332     415,925
    GFK SE............................................  29,994   1,280,333
#   GFT Technologies AG...............................  35,183     863,453
    Grammer AG........................................  51,206   1,433,805
    Grenkeleasing AG..................................   8,258   1,233,439
*   H&R AG............................................  15,018     143,517
    Hamburger Hafen und Logistik AG...................  97,371   1,869,261
    Hannover Rueck SE.................................  85,217   9,047,120
    HeidelbergCement AG............................... 129,092   9,831,736
#*  Heidelberger Druckmaschinen AG.................... 821,866   2,094,692
    Henkel AG & Co. KGaA..............................  25,091   2,530,580
    Highlight Communications AG.......................  33,765     158,477
    Hochtief AG.......................................  74,790   6,534,973
    Homag Group AG....................................   4,117     158,008
    Hornbach Baumarkt AG..............................   6,632     244,822
    Hugo Boss AG......................................  59,860   7,217,700
    Indus Holding AG..................................  48,308   2,380,732
    Infineon Technologies AG.......................... 518,996   5,821,697
    Infineon Technologies AG ADR...................... 474,924   5,366,641
    Isra Vision AG....................................   8,666     513,383
    Jenoptik AG....................................... 126,278   1,651,118
*   Joyou AG..........................................      10           2
    K+S AG............................................ 368,060  15,101,542
    KION Group AG..................................... 119,985   5,498,233
#   Kloeckner & Co. SE................................ 218,797   2,051,591
*   Koenig & Bauer AG.................................  11,781     267,905
*   Kontron AG........................................ 150,193     589,744
    Krones AG.........................................  39,805   4,588,921
    KSB AG............................................     214      99,317
#   KUKA AG...........................................  43,689   3,738,658
    KWS Saat SE.......................................   3,816   1,240,796
    LANXESS AG........................................ 249,469  14,406,246
    LEG Immobilien AG.................................  95,870   6,976,718
    Leifheit AG.......................................   3,953     195,146
    Leoni AG.......................................... 110,869   7,024,799
    Linde AG.......................................... 109,174  20,604,816
#   LPKF Laser & Electronics AG.......................  34,998     309,118
    MAN SE............................................  26,144   2,726,059
#*  Manz AG...........................................   6,448     481,582
*   MasterFlex SE.....................................     338       2,525
*   Mediclin AG.......................................  12,692      49,781
#*  Medigene AG.......................................  24,743     264,837
#   Merck KGaA........................................  68,420   6,962,708
    Metro AG.......................................... 451,511  14,214,897
    MLP AG............................................  85,476     390,977

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
GERMANY -- (Continued)
    Mobotix AG........................................   2,823 $    41,506
    MTU Aero Engines AG............................... 107,812   9,929,429
    Muehlbauer Holding AG.............................   1,858      48,596
    Muenchener Rueckversicherungs-Gesellschaft AG.....  76,811  14,116,209
    MVV Energie AG....................................   3,777      89,570
    Nemetschek AG.....................................  33,056   1,222,971
#   Nexus AG..........................................   3,969      75,028
*   Nordex SE......................................... 158,594   4,517,040
    Norma Group SE....................................  72,441   3,505,713
#   OHB SE............................................  20,092     413,665
    Osram Licht AG.................................... 166,007   9,430,601
#*  Paion AG..........................................  68,843     188,521
*   Patrizia Immobilien AG............................ 101,163   2,711,246
    Pfeiffer Vacuum Technology AG.....................  21,492   1,969,541
#*  PNE Wind AG....................................... 187,790     462,982
    Progress-Werk Oberkirch AG........................   1,999      83,336
    ProSiebenSat.1 Media SE...........................  75,642   3,867,065
*   PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie.........................   3,562      44,518
#   Puma SE...........................................   3,839     726,896
*   PVA TePla AG......................................   8,269      23,391
*   QIAGEN NV......................................... 435,500  12,219,475
#   QSC AG............................................ 204,287     408,946
#   R Stahl AG........................................   3,704     154,871
#   Rational AG.......................................   4,574   1,784,717
    Rheinmetall AG.................................... 116,117   6,319,791
    Rhoen-Klinikum AG................................. 128,771   3,578,878
    RTL Group SA......................................  15,347   1,394,723
    RWE AG............................................ 768,724  16,009,926
#   SAF-Holland SA.................................... 138,239   2,094,924
    Salzgitter AG..................................... 124,340   4,439,002
    SAP SE............................................  99,683   7,161,532
#   SAP SE Sponsored ADR..............................  52,887   3,790,411
#   Schaltbau Holding AG..............................  10,720     603,683
#*  SGL Carbon SE.....................................  80,971   1,391,861
    SHW AG............................................  21,867     970,277
    Siemens AG........................................ 103,617  11,102,149
#   Siemens AG Sponsored ADR.......................... 189,821  20,324,135
#*  Singulus Technologies AG..........................  93,150      84,021
    Sixt SE...........................................  44,829   1,883,908
#*  SKW Stahl-Metallurgie Holding AG..................  10,141      66,209
#*  SMA Solar Technology AG...........................  34,238   1,138,128
*   SMT Scharf AG.....................................   4,136      71,928
    Softing AG........................................   3,278      45,581
    Software AG....................................... 128,234   3,836,728
#*  Solarworld AG.....................................     882      14,987
#   Stada Arzneimittel AG............................. 170,079   6,546,763
    STRATEC Biomedical AG.............................   5,035     280,369
    Stroeer SE........................................  48,107   2,378,974
#   Suedzucker AG..................................... 176,864   2,917,070
    Surteco SE........................................   3,054      72,734
#*  Suss Microtec AG..................................  70,914     447,603
    Symrise AG........................................  80,840   5,374,810

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
GERMANY -- (Continued)
    Syzygy AG.........................................     4,596 $     44,427
#   TAG Immobilien AG.................................   214,923    2,429,340
    Takkt AG..........................................    92,340    1,764,893
*   Talanx AG.........................................   106,792    3,407,656
    Technotrans AG....................................    14,630      266,707
    Telefonica Deutschland Holding AG................. 1,053,558    6,534,283
    ThyssenKrupp AG...................................   234,507    5,947,088
*   Tom Tailor Holding AG.............................    34,821      347,912
    Tomorrow Focus AG.................................    22,029      108,884
    United Internet AG................................   142,417    7,039,023
*   VERBIO Vereinigte BioEnergie AG...................     2,975       14,336
    Volkswagen AG.....................................    34,479    6,973,909
#*  Vossloh AG........................................    20,636    1,311,823
    VTG AG............................................    32,358      774,151
    Wacker Chemie AG..................................    53,855    5,407,589
    Wacker Neuson SE..................................    79,830    1,609,281
    Washtec AG........................................    50,600    1,111,426
    Wincor Nixdorf AG.................................    74,725    3,174,914
    XING AG...........................................     4,134      693,834
    Zeal Network SE...................................    19,679    1,035,865
                                                                 ------------
TOTAL GERMANY.........................................            959,655,864
                                                                 ------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products................    69,510           --
*   T Bank SA.........................................    46,506           --
                                                                 ------------
TOTAL GREECE..........................................                     --
                                                                 ------------
HONG KONG -- (2.7%)
    Aeon Stores Hong Kong Co., Ltd....................    32,000       35,905
    Agritrade Resources, Ltd..........................   265,000       62,849
    AIA Group, Ltd.................................... 3,479,800   22,679,302
    Allied Group, Ltd.................................    72,000      362,411
    Allied Properties HK, Ltd......................... 2,794,393      659,572
*   Amec Foster Wheeler P.L.C. Class A................ 1,506,000      404,201
*   Anxian Yuan China Holdings, Ltd................... 7,000,000      124,383
*   Apac Resources, Ltd............................... 1,696,866       24,501
#   APT Satellite Holdings, Ltd....................... 1,350,750    1,258,736
    Arts Optical International Hldgs, Ltd.............    70,000       29,155
    Asia Financial Holdings, Ltd......................   320,000      148,743
    Asia Satellite Telecommunications Holdings, Ltd...   147,500      325,109
    Asia Standard International Group, Ltd............   438,745       97,836
    ASM Pacific Technology, Ltd.......................   308,700    2,796,698
    Associated International Hotels, Ltd..............    79,000      237,345
    Aupu Group Holding Co., Ltd....................... 1,440,000      437,862
*   Auto Italia Holdings.............................. 2,475,000      155,974
*   AVIC Joy Holdings HK, Ltd......................... 1,845,000       98,626
    Bank of East Asia, Ltd. (The)..................... 2,113,498    8,559,456
*   Bestway International Holdings, Ltd...............   440,000       55,115
    BOC Hong Kong Holdings, Ltd....................... 3,027,500   12,174,765
#   Bonjour Holdings, Ltd............................. 5,222,000      316,268
    Bossini International Hldg........................ 2,184,000      211,065
#*  Brightoil Petroleum Holdings, Ltd................. 5,485,000    2,013,294

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
HONG KONG -- (Continued)
*   Brockman Mining, Ltd..............................  2,850,520 $    74,347
*   Burwill Holdings, Ltd............................. 10,255,600     468,806
    Cafe de Coral Holdings, Ltd.......................    570,000   1,999,301
    Cathay Pacific Airways, Ltd.......................  2,367,000   5,594,605
    CCT Fortis Holdings, Ltd..........................    216,000      26,732
    CEC International Holdings, Ltd...................    606,000     150,028
#   Century City International Holdings, Ltd..........    536,000      40,079
    Chen Hsong Holdings...............................    360,000      95,171
    Cheuk Nang Holdings, Ltd..........................    102,074      85,565
    Cheung Kong Infrastructure Holdings, Ltd..........    501,045   4,347,227
*   Cheung Kong Property Holdings, Ltd................  1,356,408  11,302,963
*   Cheung Wo International Holdings, Ltd.............    984,000     194,180
    Chevalier International Holdings, Ltd.............    113,913     231,820
*   China Billion Resources, Ltd......................  5,752,080          --
*   China Chuanglian Education Group, Ltd.............  1,012,000      54,084
#*  China Energy Development Holdings, Ltd............ 34,374,000     712,550
    China Flavors & Fragrances Co., Ltd...............    203,350      63,275
*   China Infrastructure Investment, Ltd..............  2,032,000      34,025
    China Metal International Holdings, Inc...........    540,000     160,181
#*  China Smarter Energy Group Holdings, Ltd..........  3,802,000     559,079
*   China Solar Energy Holdings, Ltd..................  1,033,500       4,499
*   China Star Entertainment, Ltd..................... 39,400,000     405,928
*   China Ting Group Holdings, Ltd....................  1,726,000     186,754
#*  China Wah Yan Healthcare, Ltd.....................  3,741,250     104,542
    Chinese Estates Holdings, Ltd.....................     46,500     110,497
    Chow Sang Sang Holdings International, Ltd........  1,040,000   2,013,353
#   Chow Tai Fook Jewellery Group, Ltd................  1,378,600   1,343,135
    Chu Kong Shipping Enterprise Group Co., Ltd.......  1,212,000     373,341
    Chuang's China Investments, Ltd...................    642,813      42,279
    Chuang's Consortium International, Ltd............  2,195,553     283,152
    CITIC Telecom International Holdings, Ltd.........  4,964,000   2,265,811
    CK Hutchison Holdings, Ltd........................  1,356,408  20,133,815
    CK Life Sciences International Holdings, Inc......  8,666,000     860,289
    CLP Holdings, Ltd.................................    302,000   2,560,846
    CNT Group, Ltd....................................    176,000       9,304
*   Continental Holdings, Ltd.........................    440,000       9,355
*   CP Lotus Corp.....................................  1,420,000      34,029
*   Crocodile Garments................................  1,086,000     163,591
    Cross-Harbour Holdings, Ltd. (The)................    102,000     130,194
    CSI Properties, Ltd...............................  6,954,200     241,897
*   CST Mining Group, Ltd.............................  9,192,000     125,753
    CW Group Holdings, Ltd............................  1,038,000     508,804
    Dah Sing Banking Group, Ltd.......................  1,178,502   2,497,319
#   Dah Sing Financial Holdings, Ltd..................    464,844   3,037,572
    Dan Form Holdings Co., Ltd........................  1,227,900     216,896
    Dickson Concepts International, Ltd...............    361,000     143,658
    Dorsett Hospitality International, Ltd............  1,732,000     355,045
    Dragonite International, Ltd......................     96,000      12,629
    Eagle Nice International Holdings, Ltd............    580,000     127,115
    EcoGreen International Group, Ltd.................    145,200      38,754
*   EganaGoldpfeil Holdings, Ltd......................    209,588          --
    Emperor Capital Group, Ltd........................  3,564,000     326,460

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
HONG KONG -- (Continued)
    Emperor Entertainment Hotel, Ltd..................  2,055,000 $   463,645
#   Emperor International Holdings, Ltd...............  4,972,416   1,051,154
    Emperor Watch & Jewellery, Ltd.................... 14,680,000     538,814
*   EPI Holdings, Ltd.................................  1,998,700     134,061
#   Esprit Holdings, Ltd..............................  5,430,113   5,210,893
*   eSun Holdings, Ltd................................    923,000      96,383
    Fairwood Holdings, Ltd............................    134,500     398,222
#   Far East Consortium International, Ltd............  3,084,816   1,440,640
    FIH Mobile, Ltd...................................  6,191,000   3,234,081
    First Pacific Co., Ltd............................  6,575,756   5,260,701
    Fountain SET Holdings, Ltd........................  2,586,000     343,245
    Four Seas Mercantile Holdings, Ltd................     36,000      16,208
    Fujikon Industrial Holdings, Ltd..................    132,000      23,680
#   Future Bright Holdings, Ltd.......................  1,410,000     222,007
    G-Resources Group, Ltd............................ 50,977,200   1,507,195
    Galaxy Entertainment Group, Ltd...................  1,029,000   4,731,771
#*  GCL New Energy Holdings, Ltd......................  4,872,000     344,826
#   Get Nice Holdings, Ltd............................ 21,233,000     929,943
#   Giordano International, Ltd.......................  4,868,000   2,478,332
*   Global Brands Group Holding, Ltd..................  6,247,250   1,384,410
#   Glorious Sun Enterprises, Ltd.....................    898,000     170,201
    Gold Peak Industries Holding, Ltd.................    605,000      71,568
    Golden Resources Development International, Ltd...    924,000      61,896
*   Good Fellow Resources Holdings, Ltd...............    150,000      60,352
    Guangnan Holdings, Ltd............................  1,428,000     222,833
#   Guotai Junan International Holdings, Ltd..........  1,036,000     361,691
#   Haitong International Securities Group, Ltd.......  3,500,384   1,931,171
    Hang Lung Group, Ltd..............................    768,000   3,471,506
    Hang Lung Properties, Ltd.........................  2,234,000   6,408,729
    Hang Seng Bank, Ltd...............................    297,900   6,110,752
    Hanny Holdings, Ltd...............................  2,820,000      61,426
*   Hao Tian Development Group, Ltd...................  2,280,000     221,011
    Harbour Centre Development, Ltd...................    158,000     270,986
    Henderson Land Development Co., Ltd...............  1,327,805   8,778,381
#   HK Electric Investments & HK Electric
      Investments, Ltd................................  2,691,000   1,867,431
    HKR International, Ltd............................  1,191,162     653,750
*   HNA International Investment Holdings, Ltd........  4,482,000     285,333
    Hon Kwok Land Investment Co., Ltd.................    234,000      87,071
    Hong Kong & China Gas Co., Ltd....................  2,177,853   4,448,395
#   Hong Kong Aircraft Engineering Co., Ltd...........     47,600     471,690
    Hong Kong Exchanges and Clearing, Ltd.............    379,458  10,306,113
    Hong Kong Ferry Holdings Co., Ltd.................    100,000     144,208
#*  Hong Kong Television Network, Ltd. ADR............     19,127     104,433
    Hongkong & Shanghai Hotels, Ltd. (The)............    964,924   1,280,903
    Hongkong Chinese, Ltd.............................  1,927,143     347,892
    Hop Hing Group Holdings, Ltd......................  3,296,000      52,629
    Hopewell Holdings, Ltd............................  1,171,500   4,041,298
#   Hsin Chong Construction Group, Ltd................  4,572,000     536,362
    Hung Hing Printing Group, Ltd.....................    910,524     124,726
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................  5,288,000   2,311,797
    Hysan Development Co., Ltd........................    951,215   4,089,930
*   I-CABLE Communications, Ltd.......................  1,856,000     145,877

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
HONG KONG -- (Continued)
*   Imagi International Holdings, Ltd................. 18,808,000 $  457,923
#*  Integrated Waste Solutions Group Holdings, Ltd....  4,444,000    134,514
*   International Standard Resources Holdings, Ltd....  6,692,500    175,026
*   iOne Holdings, Ltd................................  1,760,000     95,077
    IPE Group, Ltd....................................  1,660,000    214,035
*   IRC, Ltd..........................................  5,174,800    216,271
    IT, Ltd...........................................  1,935,087    638,245
    ITC Corp., Ltd....................................  2,052,000    224,986
*   Jinhui Holdings Co., Ltd..........................    167,000     26,930
    Johnson Electric Holdings, Ltd....................  1,058,750  3,587,047
#   K Wah International Holdings, Ltd.................  2,641,892  1,453,816
    Ka Shui International Holdings, Ltd...............    134,000     14,540
*   Kader Holdings Co., Ltd...........................    462,000     43,994
    Kam Hing International Holdings, Ltd..............     74,000      5,147
*   Kantone Holdings, Ltd.............................    244,436     23,336
#   Kerry Logistics Network, Ltd......................    616,791    953,917
    Kerry Properties, Ltd.............................  1,638,083  6,115,039
    Kingmaker Footwear Holdings, Ltd..................    754,000    141,957
#   Kingston Financial Group, Ltd.....................  5,713,000  2,074,433
#*  Ko Yo Chemical Group, Ltd.........................  2,816,000    213,774
    Kowloon Development Co., Ltd......................  1,145,000  1,448,434
    L'Occitane International SA.......................    923,000  2,341,826
    Lai Sun Development Co., Ltd...................... 45,069,666    982,210
    Lam Soon Hong Kong, Ltd...........................     12,000      7,893
    Lerado Group Holding Co., Ltd.....................  1,284,000     78,551
#   Li & Fung, Ltd....................................  3,611,250  2,798,174
    Lifestyle International Holdings, Ltd.............  1,580,500  2,577,018
    Lippo China Resources, Ltd........................ 12,256,000    497,885
    Lippo, Ltd........................................    102,000     56,298
    Lisi Group Holdings, Ltd..........................  2,074,000     98,944
    Liu Chong Hing Investment, Ltd....................    610,000    762,957
    Luen Thai Holdings, Ltd...........................    336,000     52,819
    Luk Fook Holdings International, Ltd..............  1,542,000  4,327,737
    Luks Group Vietnam Holdings Co., Ltd..............    130,000     43,077
    Lung Kee Bermuda Holdings.........................    280,000     80,245
#*  Macau Legend Development, Ltd.....................  2,665,000    724,404
    Magnificent Estates...............................  4,616,000    163,551
    Man Wah Holdings, Ltd.............................  3,728,800  3,350,166
    Man Yue Technology Holdings, Ltd..................    706,000     86,368
*   Mason Financial Holdings, Ltd.....................  3,420,000    134,672
*   Mei Ah Entertainment Group, Ltd...................    620,000     78,206
#   Melco Crown Entertainment, Ltd. ADR...............     47,606    982,112
#   Melco International Development, Ltd..............  1,221,000  2,085,068
    MGM China Holdings, Ltd...........................    546,800  1,158,621
#*  Midland Holdings, Ltd.............................  2,016,000    896,657
    Ming Fai International Holdings, Ltd..............    584,000     64,003
    Miramar Hotel & Investment........................    268,000    463,960
*   Mongolia Energy Corp., Ltd........................    714,000     27,608
#*  Mongolian Mining Corp............................. 10,036,750    311,856
    MTR Corp., Ltd....................................    739,817  3,293,655
    NagaCorp, Ltd.....................................  4,894,000  3,986,600
    National Electronic Hldgs.........................     56,000      8,370
    Natural Beauty Bio-Technology, Ltd................    470,000     34,526

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
HONG KONG -- (Continued)
*   Neo-Neon Holdings, Ltd............................  1,329,000 $   198,604
*   Neptune Group, Ltd................................ 12,720,000     168,486
*   New Times Energy Corp., Ltd.......................  1,164,000      37,474
    New World Development Co., Ltd....................  8,682,565  10,484,553
#   Newocean Energy Holdings, Ltd.....................  3,536,000   1,574,951
    Next Media, Ltd...................................  1,774,000     166,853
#   Nexteer Automotive Group, Ltd.....................    296,000     280,469
    NWS Holdings, Ltd.................................  1,579,719   2,362,278
*   O Luxe Holdings, Ltd..............................  3,550,800     217,444
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................  2,990,000     207,873
    Orient Overseas International, Ltd................    638,000   3,160,345
    Oriental Watch Holdings...........................  1,152,240     175,307
*   Pacific Andes International Holdings, Ltd......... 11,918,411     399,221
#   Pacific Basin Shipping, Ltd.......................  5,727,000   1,977,183
    Pacific Textiles Holdings, Ltd....................  1,942,000   3,083,407
    Paliburg Holdings, Ltd............................    662,790     235,149
#   Paradise Entertainment, Ltd.......................  1,944,000     450,200
#   PCCW, Ltd......................................... 10,311,265   6,170,578
    PCCW, Ltd. ADR....................................      7,400      43,586
#*  Peace Mark Holdings, Ltd..........................    308,000          --
*   Pearl Oriental Oil, Ltd...........................  3,315,627     106,850
    Pegasus International Holdings, Ltd...............     82,000      19,121
    Perfect Shape PRC Holdings, Ltd...................    752,000     169,587
#   Pico Far East Holdings, Ltd.......................  1,448,000     427,671
    Playmates Holdings, Ltd...........................    275,400     319,843
    Playmates Toys, Ltd...............................  2,912,000     544,219
#   Polytec Asset Holdings, Ltd.......................  4,750,000     655,239
    Power Assets Holdings, Ltd........................    436,500   4,108,779
#   Prada SpA.........................................    312,500   1,438,300
    Public Financial Holdings, Ltd....................    508,000     256,215
    PYI Corp., Ltd.................................... 13,424,552     320,199
#   Regal Hotels International Holdings, Ltd..........  1,207,400     697,712
#   SA SA International Holdings, Ltd.................  2,392,000   1,072,820
    Samsonite International SA........................  2,690,100   8,772,290
    Sands China, Ltd..................................    572,800   2,527,923
    SAS Dragon Hldg, Ltd..............................  1,238,000     271,031
    SCMP Group, Ltd...................................     10,000       1,000
    SEA Holdings, Ltd.................................    316,000     287,816
*   SEEC Media Group, Ltd.............................  1,174,000      49,895
    Shangri-La Asia, Ltd..............................  2,410,166   3,103,885
#   Shenwan Hongyuan HK, Ltd..........................    780,000     388,859
*   Shougang Concord Grand Group, Ltd.................    334,000      20,452
*   Shun Ho Technology Holdings, Ltd..................     70,224      24,638
    Shun Tak Holdings, Ltd............................  5,898,250   3,228,943
*   Silver base Group Holdings, Ltd...................    470,000      90,748
    Sing Tao News Corp., Ltd..........................    892,000     141,502
    Singamas Container Holdings, Ltd..................  3,384,000     550,007
    Sino Land Co., Ltd................................  2,830,706   4,399,515
    Sitoy Group Holdings, Ltd.........................    660,000     353,281
#   SJM Holdings, Ltd.................................  3,078,699   3,581,296
    SmarTone Telecommunications Holdings, Ltd.........  1,437,555   2,933,002
*   SOCAM Development, Ltd............................    792,488     548,734
*   Solartech International Hldgs, Ltd................  1,500,000      57,098

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
HONG KONG -- (Continued)
*   Solomon Systech International, Ltd................   754,000 $    36,420
    Soundwill Holdings, Ltd...........................    50,500      82,470
    South China Holdings.............................. 2,176,000     199,290
*   South Sea Petroleum Holdings, Ltd.................   408,000      16,042
    Stella International Holdings, Ltd................   730,000   1,966,721
    Stelux Holdings International, Ltd................   637,600      79,702
*   Success Universe Group, Ltd....................... 3,996,000     123,010
    Sun Hing Vision Group Holdings, Ltd...............   122,000      49,520
#   Sun Hung Kai & Co., Ltd........................... 2,171,787   1,442,302
    Sun Hung Kai Properties, Ltd...................... 1,150,511  17,654,388
    Sunwah Kingsway Capital Holdings, Ltd............. 3,120,000     100,579
    Swire Pacific, Ltd. Class A.......................   390,500   5,006,099
    Swire Pacific, Ltd. Class B.......................   462,500   1,089,173
    Swire Properties, Ltd.............................   467,450   1,503,013
*   Symphony Holdings, Ltd............................ 1,041,500     108,622
    TAI Cheung Holdings, Ltd..........................   485,000     427,246
    Tai Sang Land Development, Ltd....................   145,523      79,595
    Tan Chong International, Ltd......................   372,000     126,150
    Tao Heung Holdings, Ltd...........................    60,000      24,596
#*  Taung Gold International, Ltd..................... 3,200,000      52,323
    Techtronic Industries Co., Ltd.................... 2,725,000   9,631,330
    Television Broadcasts, Ltd........................ 1,118,800   5,895,863
*   Termbray Industries International Holdings, Ltd...   112,000       9,101
    Texwinca Holdings, Ltd............................ 2,278,000   2,754,475
#*  Titan Petrochemicals Group, Ltd................... 3,200,000         206
#   Tradelink Electronic Commerce, Ltd................ 1,704,000     371,073
#   Transport International Holdings, Ltd.............   291,000     794,092
#   Trinity, Ltd...................................... 4,182,000     635,909
*   TSC Group Holdings, Ltd........................... 1,374,000     384,645
*   United Laboratories International Holdings, Ltd.
      (The)........................................... 2,093,500   1,261,503
*   Up Energy Development Group, Ltd..................   224,000       7,936
    Value Partners Group, Ltd......................... 1,999,000   2,324,540
    Van Shung Chong Holdings, Ltd.....................   196,000      31,102
    Vanke Property Overseas, Ltd......................   113,000     121,470
    Vantage International Holdings, Ltd...............   130,000      10,396
    Varitronix International, Ltd.....................   976,000     740,901
*   Vedan International Holdings, Ltd................. 1,192,000      69,525
    Victory City International Holdings, Ltd.......... 4,520,266     699,472
#   Vitasoy International Holdings, Ltd............... 1,168,000   1,753,667
    VST Holdings, Ltd................................. 2,253,200     769,925
#   VTech Holdings, Ltd...............................   236,300   2,939,732
    Wai Kee Holdings, Ltd.............................   222,000      74,423
#   Wharf Holdings, Ltd. (The)........................   852,750   5,412,036
    Wheelock & Co., Ltd............................... 1,185,000   6,093,192
    Win Hanverky Holdings, Ltd........................    32,000       4,206
*   Winfull Group Holdings, Ltd....................... 2,752,000     170,271
    Wing On Co. International, Ltd....................   123,137     425,450
#   Wing Tai Properties, Ltd..........................   390,000     240,644
    Wong's Kong King International....................   110,000      10,070
#   Wynn Macau, Ltd...................................   846,000   1,744,714
*   Xingye Copper International Group, Ltd............   147,000      18,449
    Xinyi Glass Holdings, Ltd......................... 8,190,000   4,273,531
*   Xpress Group, Ltd.................................   990,000      45,917

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
HONG KONG -- (Continued)
    Yau Lee Holdings, Ltd.............................    218,000 $     44,398
    Yeebo International Hldg..........................    754,000      160,394
#   YGM Trading, Ltd..................................    103,000      107,565
*   Yuan Heng Gas Holdings, Ltd.......................    512,000       39,637
    Yue Yuen Industrial Holdings, Ltd.................  1,768,500    5,756,474
                                                                  ------------
TOTAL HONG KONG.......................................             417,114,761
                                                                  ------------
IRELAND -- (0.5%)
*   Bank of Ireland................................... 18,075,046    7,591,234
*   Bank of Ireland Sponsored ADR.....................     79,950    1,339,162
    C&C Group P.L.C.(B010DT8).........................     24,767       95,922
    C&C Group P.L.C.(B011Y09).........................    486,561    1,892,330
    CRH P.L.C.(4182249)...............................    173,628    5,135,355
    CRH P.L.C.(0182704)...............................     71,685    2,131,924
    CRH P.L.C. Sponsored ADR..........................    515,341   15,310,781
    Dragon Oil P.L.C..................................    306,883    3,481,109
    FBD Holdings P.L.C.(0329028)......................     18,709      163,919
    FBD Holdings P.L.C.(4330231)......................     31,758      266,898
    Glanbia P.L.C.(4058629)...........................    143,449    2,991,259
    Glanbia P.L.C.(0066950)...........................     74,909    1,561,739
    IFG Group P.L.C...................................     48,074      113,205
*   Independent News & Media P.L.C....................    789,279      163,031
    Irish Continental Group P.L.C.....................    190,457      914,566
*   Kenmare Resources P.L.C...........................    357,459       21,209
    Kerry Group P.L.C. Class A(0490656)...............     76,886    5,829,239
    Kerry Group P.L.C. Class A(4519579)...............     16,254    1,235,146
    Kingspan Group P.L.C.(0492793)....................     19,320      486,007
    Kingspan Group P.L.C.(4491235)....................    405,980   10,225,448
    Paddy Power P.L.C.(BWXC0Z1).......................      6,905      611,753
    Paddy Power P.L.C.(BWT6H89).......................     45,128    4,029,394
    Smurfit Kappa Group P.L.C.........................    488,227   14,682,342
                                                                  ------------
TOTAL IRELAND.........................................              80,272,972
                                                                  ------------
ISRAEL -- (0.7%)
#*  Africa Israel Investments, Ltd....................    329,449      254,035
    Africa Israel Properties, Ltd.....................     22,005      345,056
*   Airport City, Ltd.................................     63,081      679,591
*   Allot Communications, Ltd.........................      5,559       29,396
*   Alon Blue Square Israel, Ltd......................     41,433       40,043
#*  Alrov Properties and Lodgings, Ltd................     13,473      280,192
    Amot Investments, Ltd.............................    176,547      553,479
#*  AudioCodes, Ltd...................................     29,705       84,583
    Avgol Industries 1953, Ltd........................     30,929       30,815
*   Azorim-Investment Development & Construction Co.,
      Ltd.............................................     20,709       16,010
    Azrieli Group.....................................     65,670    2,726,369
    Bank Hapoalim BM..................................  1,128,161    6,272,637
*   Bank Leumi Le-Israel BM...........................  1,295,915    5,651,760
    Bayside Land Corp.................................      1,220      384,136
    Bezeq The Israeli Telecommunication Corp., Ltd....  1,878,121    3,463,710
    Big Shopping Centers, Ltd.........................      1,201       61,246
    Blue Square Real Estate, Ltd......................      1,968       62,538
*   Brainsway, Ltd....................................      1,406       11,544

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
ISRAEL -- (Continued)
*   Cellcom Israel, Ltd.(B23WQK8).....................    46,083 $  286,208
*   Cellcom Israel, Ltd.(M2196U109)...................    28,645    176,740
*   Ceragon Networks, Ltd.............................    14,237     17,361
#*  Clal Biotechnology Industries, Ltd................   146,974    151,037
*   Clal Insurance Enterprises Holdings, Ltd..........    52,413    912,677
*   Compugen, Ltd.....................................    16,989    105,891
    Delek Automotive Systems, Ltd.....................    72,382    805,908
#   Delek Group, Ltd..................................     5,085  1,501,697
#   Delta-Galil Industries, Ltd.......................    22,832    753,233
    Direct Insurance Financial Investments, Ltd.......    31,131    224,086
*   El Al Israel Airlines.............................   152,065     53,093
    Elbit Systems, Ltd.(6308913)......................    34,092  2,814,690
    Elbit Systems, Ltd.(M3760D101)....................       733     60,370
#   Electra, Ltd......................................     3,275    450,251
    Elron Electronic Industries, Ltd..................     6,344     29,482
#*  Evogene, Ltd......................................    17,756    160,563
#*  EZchip Semiconductor, Ltd.(M4146Y108).............    45,880    757,020
*   EZchip Semiconductor, Ltd.(6554998)...............     2,588     42,023
#   First International Bank Of Israel, Ltd...........    69,008    990,834
    FMS Enterprises Migun, Ltd........................     3,360     62,114
    Formula Systems 1985, Ltd.........................    11,939    366,465
    Fox Wizel, Ltd....................................    11,349    239,741
#   Frutarom Industries, Ltd..........................    58,434  2,464,450
*   Gilat Satellite Networks, Ltd.(B01BZ39)...........    11,297     63,104
*   Gilat Satellite Networks, Ltd.(M51474118).........     4,324     24,171
    Golf & Co., Ltd...................................    12,895     36,259
*   Hadera Paper, Ltd.................................     3,551    102,460
#   Harel Insurance Investments & Financial Services,
      Ltd.............................................   286,583  1,415,386
    Hilan, Ltd........................................     2,216     25,625
#   Industrial Buildings Corp., Ltd...................    69,029     73,311
    Israel Chemicals, Ltd.............................   169,603  1,173,698
*   Israel Discount Bank, Ltd. Class A................ 1,936,348  3,910,400
    Israel Land Development Co., Ltd. (The)...........     7,214     30,427
    Ituran Location and Control, Ltd.(B0LDC23)........    21,802    556,556
    Ituran Location and Control, Ltd.(M6158M104)......     4,215    108,115
*   Jerusalem Oil Exploration.........................    26,183  1,144,752
#*  Kamada, Ltd.......................................    68,180    261,844
    Magic Software Enterprises, Ltd...................    10,713     68,907
    Matrix IT, Ltd....................................   106,672    606,992
    Maytronics, Ltd...................................     8,565     22,521
#*  Mazor Robotics, Ltd...............................    29,389    202,942
    Meitav DS Investments, Ltd........................    17,159     53,567
#   Melisron, Ltd.....................................    27,541    998,360
    Menorah Mivtachim Holdings, Ltd...................    59,756    629,806
    Migdal Insurance & Financial Holding, Ltd.........   555,075    657,620
#   Mivtach Shamir Holdings, Ltd......................     9,389    219,499
    Mizrahi Tefahot Bank, Ltd.........................   297,216  3,813,230
*   Naphtha Israel Petroleum Corp., Ltd...............    51,067    345,845
    Neto ME Holdings, Ltd.............................     1,394     88,956
    NICE Systems, Ltd. Sponsored ADR..................    39,553  2,553,542
#*  Nitsba Holdings 1995, Ltd.........................    56,509  1,055,996
*   Nova Measuring Instruments, Ltd...................    37,360    460,473

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
ISRAEL -- (Continued)
*   Oil Refineries, Ltd...............................  3,333,675 $  1,376,380
#   Osem Investments, Ltd.............................     35,426      753,379
#*  Partner Communications Co., Ltd...................     84,142      364,342
*   Partner Communications Co., Ltd. ADR..............     11,519       48,956
#   Paz Oil Co., Ltd..................................     12,528    2,020,061
#   Phoenix Holdings, Ltd. (The)......................    139,852      417,186
*   Plasson Industries, Ltd...........................      1,880       63,558
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................     14,902      711,041
    Sapiens International Corp. NV....................      7,467       79,788
    Shikun & Binui, Ltd...............................    415,843      974,027
#*  Shufersal, Ltd....................................    178,047      485,885
#*  Strauss Group, Ltd................................     42,103      663,565
*   Summit Real Estate Holdings, Ltd..................      2,375       10,826
    Teva Pharmaceutical Industries, Ltd...............        264       18,113
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR    570,084   39,347,198
#*  Tower Semiconductor, Ltd.(6320605)................     22,626      304,777
#*  Tower Semiconductor, Ltd.(M87915274)..............     15,678      207,890
*   Union Bank of Israel..............................     38,349      147,594
                                                                  ------------
TOTAL ISRAEL..........................................             103,072,004
                                                                  ------------
ITALY -- (2.7%)
    A2A SpA...........................................  2,415,146    3,083,342
    ACEA SpA..........................................    101,150    1,333,304
*   Aedes SpA.........................................     34,222       19,222
#*  Aeffe SpA.........................................     68,280      141,061
#   Alerion Cleanpower SpA............................     51,095      167,012
#   Amplifon SpA......................................    147,021    1,232,633
    Ansaldo STS SpA...................................    193,792    2,005,462
*   Arnoldo Mondadori Editore SpA.....................    462,420      534,736
    Ascopiave SpA.....................................    155,155      373,238
    Assicurazioni Generali SpA........................    448,410    8,836,927
#   Astaldi SpA.......................................    224,562    2,161,239
    Atlantia SpA......................................    230,737    6,161,639
*   Autogrill SpA.....................................    228,290    2,061,307
    Azimut Holding SpA................................    157,579    3,935,943
*   Banca Carige SpA..................................    553,857    1,055,593
    Banca Finnat Euramerica SpA.......................    202,150      116,517
    Banca Generali SpA................................    110,916    3,646,607
    Banca IFIS SpA....................................     31,239      778,771
*   Banca Monte dei Paschi di Siena SpA...............  2,032,316    4,038,681
    Banca Popolare dell'Emilia Romagna SC.............  1,466,814   12,912,763
#*  Banca Popolare dell'Etruria e del Lazio SC........    672,810      323,127
    Banca Popolare di Milano Scarl.................... 13,116,710   14,187,581
    Banca Popolare di Sondrio SCARL...................  1,053,038    5,358,116
#   Banca Profilo SpA.................................    586,197      194,343
#   Banco di Desio e della Brianza SpA................     30,473      112,918
*   Banco Popolare SC.................................    892,970   15,460,923
    BasicNet SpA......................................     47,125      210,811
#*  Beghelli SpA......................................     52,121       24,039
    Biesse SpA........................................     35,855      603,687
    Brembo SpA........................................     48,108    2,168,835
*   Brioschi Sviluppo Immobiliare SpA.................    218,173       23,937
#   Brunello Cucinelli SpA............................     36,583      689,521

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
ITALY -- (Continued)
    Buzzi Unicem SpA..................................   212,766 $ 3,632,230
#   Cairo Communication SpA...........................    47,163     231,920
*   Carraro SpA.......................................    24,693      53,200
    Cembre SpA........................................     4,534      71,030
    Cementir Holding SpA..............................   157,091   1,054,132
*   CIR-Compagnie Industriali Riunite SpA............. 1,054,169   1,121,349
    CNH Industrial NV.................................   530,177   4,758,101
    Credito Emiliano SpA..............................   224,625   1,893,562
*   Credito Valtellinese SC........................... 3,414,787   4,867,695
*   d'Amico International Shipping SA.................   512,424     404,721
    Danieli & C Officine Meccaniche SpA...............    32,350     680,534
    Datalogic SpA.....................................    25,733     375,012
    Davide Campari-Milano SpA.........................   266,349   2,131,236
    De' Longhi........................................    88,075   2,146,549
    Delclima..........................................    35,945      88,035
    DiaSorin SpA......................................    35,032   1,609,115
    Ei Towers SpA.....................................    14,943     959,839
    El.En. SpA........................................     5,402     243,986
    Elica SpA.........................................     6,214      13,489
    Enel Green Power SpA.............................. 2,036,419   4,230,198
    Enel SpA.......................................... 1,329,615   6,247,793
    Engineering SpA...................................    15,303     979,213
    Eni SpA........................................... 1,913,287  33,483,694
#   Eni SpA Sponsored ADR.............................   215,147   7,530,145
    ERG SpA...........................................   188,000   2,432,483
    Esprinet SpA......................................    93,347     824,473
#*  Eurotech SpA......................................    93,990     183,230
    Falck Renewables SpA..............................   359,556     470,732
*   Fiat Chrysler Automobiles NV(N31738102)...........     8,900     140,620
*   Fiat Chrysler Automobiles NV(BRJFWP3)............. 1,213,154  19,083,294
*   Finmeccanica SpA..................................   746,752  10,760,060
    FNM SpA...........................................   346,538     222,307
    Gas Plus SpA......................................     5,879      25,794
#*  Geox SpA..........................................   136,224     552,539
*   Gruppo Editoriale L'Espresso SpA..................   529,319     599,384
    Gruppo MutuiOnline SpA............................       659       5,205
    Hera SpA.......................................... 1,072,858   2,706,179
*   IMMSI SpA.........................................   569,175     375,184
    Industria Macchine Automatiche SpA................    21,402   1,108,148
*   Intek Group SpA...................................   448,638     166,184
    Interpump Group SpA...............................   114,230   1,940,613
    Intesa Sanpaolo SpA............................... 7,054,314  27,160,030
    Iren SpA.......................................... 1,010,297   1,470,996
    Italcementi SpA...................................   567,889   6,277,352
    Italmobiliare SpA.................................    20,179     830,724
#*  Juventus Football Club SpA........................ 1,175,852     369,279
    La Doria SpA......................................    23,017     326,000
*   Landi Renzo SpA...................................    62,245      61,842
    Luxottica Group SpA...............................    70,933   5,143,836
    Luxottica Group SpA Sponsored ADR.................    13,059     943,121
#*  Maire Tecnimont SpA...............................   226,472     779,803
    MARR SpA..........................................    51,226     947,325
    Mediaset SpA...................................... 1,209,977   6,126,819

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
ITALY -- (Continued)
    Mediobanca SpA....................................  1,298,561 $14,151,726
    Mediolanum SpA....................................    262,903   2,104,733
    Moncler SpA.......................................     85,343   1,734,136
    Nice SpA..........................................     16,046      46,751
    Parmalat SpA......................................    911,385   2,397,787
#   Piaggio & C SpA...................................    302,261     962,432
#*  Pininfarina SpA...................................      3,163      15,935
    Pirelli & C. SpA..................................    248,022   4,100,808
#*  Prelios SpA.......................................    159,284      65,740
#   Prima Industrie SpA...............................     17,258     328,900
    Prysmian SpA......................................    395,387   9,078,405
#*  RCS MediaGroup SpA................................    229,810     265,378
    Recordati SpA.....................................    171,017   4,259,332
*   Reno de Medici SpA................................    455,577     176,686
    Reply SpA.........................................      7,568     854,021
#*  Retelit SpA.......................................    370,432     233,040
    Sabaf SpA.........................................      5,696      78,825
    SAES Getters SpA..................................      4,958      43,482
#*  Safilo Group SpA..................................    135,020   1,712,877
#*  Saipem SpA........................................    623,646   5,442,405
    Salini Impregilo SpA..............................    547,442   2,612,136
    Salvatore Ferragamo SpA...........................     53,385   1,688,331
*   Saras SpA.........................................    609,072   1,375,079
#   SAVE SpA..........................................     27,403     392,841
    Servizi Italia SpA................................      3,824      19,295
#*  Snai SpA..........................................     53,214      76,713
    Snam SpA..........................................    759,181   3,735,824
    Societa Cattolica di Assicurazioni SCRL...........    288,443   2,359,415
    Societa Iniziative Autostradali e Servizi SpA.....    198,027   2,329,974
*   Societa Partecipazioni Finanziarie SpA............    271,551          --
*   Sogefi SpA........................................    102,184     314,621
    SOL SpA...........................................     49,276     405,714
*   Sorin SpA.........................................    562,704   1,627,006
*   Telecom Italia SpA................................ 14,898,954  19,742,698
#*  Telecom Italia SpA Sponsored ADR..................    331,845   4,380,354
    Tenaris SA(2167367)...............................     48,107   1,209,891
    Tenaris SA(7538515)...............................     62,835     794,260
    Terna Rete Elettrica Nazionale SpA................  1,707,629   7,964,170
*   Tiscali SpA.......................................  5,394,681     358,943
#   Tod's SpA.........................................     18,729   1,891,978
#   Trevi Finanziaria Industriale SpA.................    265,911     493,480
#   TXT e-solutions SpA...............................      5,965      51,798
*   Uni Land SpA......................................     58,555          --
    UniCredit SpA.....................................  2,749,560  18,233,126
    Unione di Banche Italiane SCPA....................  1,844,330  14,958,865
    Unipol Gruppo Finanziario SpA.....................    587,082   3,145,918
    UnipolSai SpA.....................................  1,999,351   5,195,356
    Vittoria Assicurazioni SpA........................     82,805     918,676
*   World Duty Free SpA...............................    228,628   2,557,968
*   Yoox SpA..........................................     97,418   3,292,092

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
ITALY -- (Continued)
    Zignago Vetro SpA.................................    41,504 $    256,521
                                                                 ------------
TOTAL ITALY...........................................            415,230,611
                                                                 ------------
JAPAN -- (21.0%)
    77 Bank, Ltd. (The)...............................   957,000    6,226,119
*   A&A Material Corp.................................    42,000       36,214
    A&D Co., Ltd......................................    44,100      177,070
    ABC-Mart, Inc.....................................    24,100    1,447,017
    Accordia Golf Co., Ltd............................   256,000    2,698,467
    Achilles Corp.....................................   407,000      505,258
    Adastria Co., Ltd.................................    54,050    2,611,960
    ADEKA Corp........................................   206,600    2,668,365
    Aderans Co., Ltd..................................    67,400      545,675
    Advan Co., Ltd....................................    21,700      320,883
#   Advanex, Inc......................................    68,000      127,753
#   Advantest Corp....................................   108,100      944,803
    Advantest Corp. ADR...............................    15,767      138,119
#   Aeon Co., Ltd..................................... 1,682,969   25,717,028
    Aeon Delight Co., Ltd.............................    52,100    1,692,381
#   Aeon Fantasy Co., Ltd.............................    25,600      393,158
#   Aeon Hokkaido Corp................................     6,900       36,850
    Aeon Mall Co., Ltd................................    13,420      252,046
#*  AGORA Hospitality Group Co., Ltd..................    41,000       15,528
    Agro-Kanesho Co., Ltd.............................    10,100       81,750
    Ahresty Corp......................................    66,600      513,787
#   Ai Holdings Corp..................................    58,500      947,006
    Aica Kogyo Co., Ltd...............................    86,800    1,932,937
    Aichi Bank, Ltd. (The)............................    22,200    1,243,323
    Aichi Corp........................................    88,700      535,477
    Aichi Steel Corp..................................   354,000    1,549,754
#   Aichi Tokei Denki Co., Ltd........................    70,000      210,965
    Aida Engineering, Ltd.............................   113,700    1,088,581
*   Aigan Co., Ltd....................................     3,200        6,816
    Ain Pharmaciez, Inc...............................    60,100    2,852,311
    Aiphone Co., Ltd..................................    14,300      235,203
    Air Water, Inc....................................   275,000    4,770,452
    Airport Facilities Co., Ltd.......................    56,700      298,139
    Aisan Industry Co., Ltd...........................   109,600    1,008,439
    Aisin Seiki Co., Ltd..............................   338,200   13,710,261
    Aizawa Securities Co., Ltd........................    33,400      227,522
    Ajinomoto Co., Inc................................   429,000    9,865,906
#   Akebono Brake Industry Co., Ltd...................   263,300      791,921
    Akita Bank, Ltd. (The)............................   472,000    1,449,829
    Alconix Corp......................................    25,200      391,351
    Alfresa Holdings Corp.............................   251,200    4,206,908
    Alinco, Inc.......................................    35,400      316,536
*   Allied Telesis Holdings K.K.......................   125,800       71,982
#   Alpen Co., Ltd....................................    52,400      827,025
    Alpha Corp........................................     3,500       37,579
    Alpha Systems, Inc................................     8,520      127,062
    Alpine Electronics, Inc...........................   138,500    2,281,832
    Alps Electric Co., Ltd............................   280,400    8,837,931
    Alps Logistics Co., Ltd...........................    10,900      140,178

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#   Altech Corp.......................................    14,000 $   339,936
    Amada Holdings Co., Ltd...........................   615,100   6,024,945
    Amano Corp........................................   144,800   2,014,312
    Amiyaki Tei Co., Ltd..............................    12,200     489,061
    ANA Holdings, Inc.................................   505,000   1,608,068
    Anest Iwata Corp..................................    76,100     483,345
#   Anritsu Corp......................................   372,500   2,667,274
    AOI Electronics Co., Ltd..........................     2,700      94,041
    AOI Pro, Inc......................................     6,900      58,974
    AOKI Holdings, Inc................................   121,000   1,562,254
    Aomori Bank, Ltd. (The)...........................   529,000   1,688,955
    Aoyama Trading Co., Ltd...........................   114,000   4,528,938
    Aozora Bank, Ltd..................................   771,000   2,958,461
*   AP Co Co., Ltd....................................     6,800     110,822
    Arakawa Chemical Industries, Ltd..................    35,600     418,494
    Arata Corp........................................     2,400      39,899
    Araya Industrial Co., Ltd.........................   104,000     146,011
    Arcland Sakamoto Co., Ltd.........................    46,500   1,127,669
    Arcs Co., Ltd.....................................    79,873   1,750,221
#*  Ardepro Co., Ltd..................................   181,700     178,762
    Argo Graphics, Inc................................       500       7,375
    Ariake Japan Co., Ltd.............................    25,200   1,090,733
    Arisawa Manufacturing Co., Ltd....................   105,100     726,676
#*  Arrk Corp.........................................    99,300     102,451
    Artnature, Inc....................................    36,600     312,320
    As One Corp.......................................    31,790   1,048,367
    Asahi Broadcasting Corp...........................     4,900      37,478
#   Asahi Co., Ltd....................................    54,700     655,201
    Asahi Diamond Industrial Co., Ltd.................   140,700   1,346,004
    Asahi Glass Co., Ltd.............................. 1,309,000   7,669,128
    Asahi Group Holdings, Ltd.........................   119,800   4,014,974
#   Asahi Holdings, Inc...............................    76,000   1,149,800
    Asahi Intecc Co., Ltd.............................    52,800   1,764,242
    Asahi Kasei Corp.................................. 1,509,000  11,462,802
    Asahi Kogyosha Co., Ltd...........................    31,000     110,702
    Asahi Organic Chemicals Industry Co., Ltd.........   172,000     350,953
    Asanuma Corp......................................   138,000     190,285
    Asatsu-DK, Inc....................................    80,400   1,806,533
    Asax Co., Ltd.....................................     2,200      28,874
    Ashikaga Holdings Co., Ltd........................   283,000   1,189,195
#   Ashimori Industry Co., Ltd........................   148,000     243,243
#*  Asia Growth Capital, Ltd..........................   136,600     227,835
    Asics Corp........................................    60,000   1,724,289
    ASKA Pharmaceutical Co., Ltd......................    65,200     840,506
    ASKUL Corp........................................    22,900     833,052
    Astellas Pharma, Inc..............................   216,200   3,254,225
    Asunaro Aoki Construction Co., Ltd................    42,800     290,663
#   Ateam, Inc........................................     6,300     123,171
#   Atom Corp.........................................    44,900     322,579
    Autobacs Seven Co., Ltd...........................   132,900   2,409,765
    Avex Group Holdings, Inc..........................   131,700   2,212,478
    Awa Bank, Ltd. (The)..............................   545,000   3,430,630
    Axell Corp........................................    21,300     300,520

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Axial Retailing Inc...............................    17,700 $  535,109
    Azbil Corp........................................   114,600  2,721,576
    Bandai Namco Holdings, Inc........................   144,200  3,196,377
    Bando Chemical Industries, Ltd....................   151,000    637,755
#   Bank of Iwate, Ltd. (The).........................    41,100  1,818,202
    Bank of Kochi, Ltd. (The).........................   106,000    139,355
    Bank of Kyoto, Ltd. (The).........................   601,000  7,086,490
#   Bank of Nagoya, Ltd. (The)........................   478,000  1,867,188
    Bank of Okinawa, Ltd. (The).......................    44,750  1,873,368
    Bank of Saga, Ltd. (The)..........................   333,000    791,726
    Bank of the Ryukyus, Ltd..........................   102,300  1,519,835
    Bank of Yokohama, Ltd. (The)...................... 1,001,000  6,360,397
    Belc Co., Ltd.....................................    27,838    982,513
    Belluna Co., Ltd..................................   107,200    642,061
    Benefit One, Inc..................................    14,200    313,865
#   Benesse Holdings, Inc.............................   152,200  4,104,593
#   Best Denki Co., Ltd...............................   112,700    136,337
#   Bic Camera, Inc...................................   243,600  2,759,824
#   Bit-isle, Inc.....................................    73,400    280,491
    BML, Inc..........................................    33,400  1,039,372
    Bookoff Corp......................................    35,600    263,445
#   BP Castrol K.K....................................    15,500    167,033
    Bridgestone Corp..................................   224,700  8,470,053
#   Broadleaf Co., Ltd................................    30,200    288,880
#   BRONCO BILLY Co., Ltd.............................    10,000    203,440
    Brother Industries, Ltd...........................   366,600  5,064,246
    Bunka Shutter Co., Ltd............................   146,600  1,173,730
    C Uyemura & Co., Ltd..............................     3,300    175,466
    Calbee, Inc.......................................    51,900  2,312,570
    Calsonic Kansei Corp..............................   484,000  3,530,439
#   Can Do Co., Ltd...................................    25,400    316,517
    Canon Electronics, Inc............................    51,900    975,763
    Canon Marketing Japan, Inc........................   115,600  1,827,906
    Canon, Inc........................................   288,934  9,244,478
#   Canon, Inc. Sponsored ADR.........................    57,577  1,840,737
    Capcom Co., Ltd...................................   131,200  2,868,863
    Career Design Center Co., Ltd.....................     5,500     66,628
#   Carlit Holdings Co., Ltd..........................    22,000     97,066
#   Casio Computer Co., Ltd...........................   234,200  4,665,420
    Cawachi, Ltd......................................    43,800    699,699
    Central Glass Co., Ltd............................   565,000  2,377,961
    Central Japan Railway Co..........................    29,700  5,195,769
    Central Sports Co., Ltd...........................     3,400     68,265
    Century Tokyo Leasing Corp........................   133,730  4,536,682
    CFS Corp..........................................     1,400     14,238
    Chiba Bank, Ltd. (The)............................   732,000  5,832,538
    Chiba Kogyo Bank, Ltd. (The)......................   133,300    811,032
    CHIMNEY Co., Ltd..................................     6,000    168,644
    Chino Corp........................................    13,300    134,337
    Chiyoda Co., Ltd..................................    53,500  1,420,360
    Chiyoda Integre Co., Ltd..........................    36,100    799,657
#   Chori Co., Ltd....................................    28,800    444,652
    Chubu Electric Power Co., Inc.....................   270,100  4,581,836

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Chubu Shiryo Co., Ltd.............................    50,100 $  429,103
#   Chuetsu Pulp & Paper Co., Ltd.....................   201,000    369,570
*   Chugai Mining Co., Ltd............................   259,700     62,851
    Chugai Pharmaceutical Co., Ltd....................    20,800    756,603
#   Chugai Ro Co., Ltd................................   121,000    264,280
    Chugoku Bank, Ltd. (The)..........................   311,500  4,865,649
    Chugoku Electric Power Co., Inc. (The)............   126,800  1,896,329
    Chugoku Marine Paints, Ltd........................   143,000  1,035,132
    Chukyo Bank, Ltd. (The)...........................   281,000    539,509
    Chuo Gyorui Co., Ltd..............................    38,000     83,972
    Chuo Spring Co., Ltd..............................    60,000    156,226
    Citizen Holdings Co., Ltd.........................   544,550  3,632,908
    CKD Corp..........................................   145,300  1,439,647
#   Clarion Co., Ltd..................................   488,000  1,395,511
    Cleanup Corp......................................    58,900    435,856
#   CMIC Holdings Co., Ltd............................    38,800    524,352
    CMK Corp..........................................   117,600    285,262
    Coca-Cola East Japan Co., Ltd.....................   154,767  2,847,685
    Coca-Cola West Co., Ltd...........................   160,202  3,226,853
    Cocokara fine, Inc................................    39,620  1,485,062
#   COLOPL, Inc.......................................    55,000  1,068,433
#   Colowide Co., Ltd.................................    84,300  1,317,841
    Computer Engineering & Consulting, Ltd............    28,300    249,779
    COMSYS Holdings Corp..............................   232,000  3,517,164
    CONEXIO Corp......................................    30,400    360,047
#   COOKPAD, Inc......................................    77,700  1,601,843
    Corona Corp.......................................    21,700    217,797
    Cosel Co., Ltd....................................    27,300    319,055
*   Cosmo Oil Co., Ltd................................ 1,487,000  2,408,129
*   Cosmos Initia Co., Ltd............................    17,500     76,834
#   Cosmos Pharmaceutical Corp........................     8,900  1,143,446
    Create Medic Co., Ltd.............................     3,500     28,572
    CREATE SD HOLDINGS Co., Ltd.......................    15,300    929,957
#   Credit Saison Co., Ltd............................   151,600  3,355,188
#   Cresco, Ltd.......................................    34,200    571,683
#   CROOZ, Inc........................................    11,000    435,084
    Cross Plus, Inc...................................     2,000     12,051
#   CTI Engineering Co., Ltd..........................    30,500    297,407
    Cybernet Systems Co., Ltd.........................     4,600     16,695
    DA Consortium, Inc................................    82,600    310,967
    Dai Nippon Printing Co., Ltd......................   506,000  5,614,631
    Dai Nippon Toryo Co., Ltd.........................   333,000    494,205
    Dai-Dan Co., Ltd..................................    44,000    290,230
    Dai-ichi Life Insurance Co., Ltd. (The)...........   468,300  9,512,288
#   Dai-ichi Seiko Co., Ltd...........................    20,400    294,446
    Daibiru Corp......................................   128,600  1,174,104
    Daicel Corp.......................................   566,200  7,674,329
    Daido Kogyo Co., Ltd..............................    84,000    164,564
#   Daido Metal Co., Ltd..............................   108,900  1,035,004
    Daido Steel Co., Ltd..............................   707,000  2,681,346
#   Daidoh, Ltd.......................................    40,300    165,818
    Daifuku Co., Ltd..................................   194,300  2,807,247
    Daihatsu Diesel Manufacturing Co., Ltd............    39,000    241,101

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
#   Daihatsu Motor Co., Ltd...........................   388,200 $5,513,113
    Daihen Corp.......................................   259,000  1,206,702
    Daiho Corp........................................   180,000    720,153
    Daiichi Jitsugyo Co., Ltd.........................    97,000    540,255
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............     6,200    176,114
    Daiichi Sankyo Co., Ltd...........................   462,400  9,468,640
    Daiichikosho Co., Ltd.............................    81,400  3,200,586
    Daiken Corp.......................................   111,000    302,480
#   Daiken Medical Co., Ltd...........................    30,600    290,351
    Daiki Aluminium Industry Co., Ltd.................    80,000    250,277
    Daikin Industries, Ltd............................    53,400  3,451,114
    Daikoku Denki Co., Ltd............................    26,000    374,794
    Daikokutenbussan Co., Ltd.........................    17,000    656,880
    Daikyo, Inc.......................................   916,392  1,552,220
    Dainichi Co., Ltd.................................    12,700     76,104
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................   159,000    749,886
    Daio Paper Corp...................................   297,000  3,380,944
#   Daisan Bank, Ltd. (The)...........................   358,000    571,748
    Daiseki Co., Ltd..................................    62,625  1,199,133
    Daishi Bank, Ltd. (The)...........................   790,000  3,407,053
#   Daishinku Corp....................................   103,000    224,231
    Daiso Co., Ltd....................................   163,000    620,472
    Daisue Construction Co., Ltd......................    13,100     77,081
#   Daisyo Corp.......................................    23,700    308,419
    Daito Bank, Ltd. (The)............................   271,000    380,304
    Daito Electron Co., Ltd...........................     7,800     60,391
    Daito Pharmaceutical Co., Ltd.....................    32,800    842,409
    Daito Trust Construction Co., Ltd.................    38,600  4,076,282
    Daiwa House Industry Co., Ltd.....................   290,900  7,235,321
    Daiwa Industries, Ltd.............................    29,000    190,746
#*  Daiwa Odakyu Construction Co......................     4,500     44,842
    Daiwa Securities Group, Inc....................... 1,231,000  9,565,400
    Daiwabo Holdings Co., Ltd.........................   606,000  1,143,640
    DC Co., Ltd.......................................    35,900    121,584
    DCM Holdings Co., Ltd.............................   268,680  2,445,790
#   Dena Co., Ltd.....................................   311,800  6,194,389
    Denki Kagaku Kogyo K.K............................ 1,532,000  6,370,844
    Denso Corp........................................   174,400  8,644,279
    Dentsu, Inc.......................................    84,600  4,787,632
    Denyo Co., Ltd....................................    28,000    421,481
    Descente, Ltd.....................................    77,000  1,136,425
    DIC Corp.......................................... 2,238,000  5,266,465
    Disco Corp........................................    24,300  1,877,641
    DKS Co., Ltd......................................   122,000    363,926
    DMG Mori Co., Ltd.................................   179,600  2,766,067
    DMW Corp..........................................       900     15,014
    Don Quijote Holdings Co., Ltd.....................    47,800  2,037,741
    Doshisha Co., Ltd.................................    50,200    929,782
    Doutor Nichires Holdings Co., Ltd.................    74,923  1,205,236
#   Dowa Holdings Co., Ltd............................   489,500  4,651,033
#   Dr Ci:Labo Co., Ltd...............................    47,200    864,894
#   Dream Incubator, Inc..............................     6,200    124,937
    DSB Co, Ltd.......................................    23,500    190,924

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    DTS Corp..........................................    49,900 $1,114,329
    Dunlop Sports Co., Ltd............................    31,000    298,776
    Duskin Co., Ltd...................................    55,100  1,044,878
    Dynic Corp........................................    14,000     20,655
    Eagle Industry Co., Ltd...........................    80,200  1,615,030
    Earth Chemical Co., Ltd...........................    17,400    672,390
    East Japan Railway Co.............................    68,500  6,757,341
    Ebara Corp........................................ 1,013,000  4,596,393
#   Ebara Jitsugyo Co., Ltd...........................    15,200    183,556
#   EDION Corp........................................   247,300  1,632,535
#   Ehime Bank, Ltd. (The)............................   395,000    847,191
    Eidai Co., Ltd....................................    28,000    103,622
    Eighteenth Bank, Ltd. (The).......................   386,000  1,141,343
    Eiken Chemical Co., Ltd...........................    40,800    804,652
#   Eisai Co., Ltd....................................    41,200  2,688,914
#   Eizo Corp.........................................    49,900  1,136,580
    Elecom Co., Ltd...................................    28,500    649,341
    Electric Power Development Co., Ltd...............    59,200  2,046,055
    Elematec Corp.....................................    16,403    382,083
#   EM Systems Co., Ltd...............................     6,800    122,481
    en-japan, Inc.....................................    17,700    400,530
#   Endo Lighting Corp................................    31,400    350,209
    Enplas Corp.......................................    34,600  1,393,983
*   Enshu, Ltd........................................   100,000     98,345
    EPS Holdings, Inc.................................    41,500    503,494
    ESPEC Corp........................................    37,900    391,493
#   Excel Co., Ltd....................................    24,000    379,801
    Exedy Corp........................................    95,700  2,365,427
    Ezaki Glico Co., Ltd..............................    53,800  2,947,619
    F&A Aqua Holdings, Inc............................    34,800    741,532
#   F-Tech, Inc.......................................    21,900    212,864
#   F@N Communications, Inc...........................    46,700    355,032
    Faith, Inc........................................     9,480    106,105
    FALCO HOLDINGS Co., Ltd...........................    13,300    179,378
    FamilyMart Co., Ltd...............................    39,500  1,908,954
#   Fancl Corp........................................    83,200  1,285,801
    FANUC Corp........................................    21,500  3,585,908
    Fast Retailing Co., Ltd...........................    11,900  5,886,896
#   FCC Co., Ltd......................................   100,100  1,572,560
#*  FDK Corp..........................................   200,000    214,348
    Feed One Holdings Co., Ltd........................   241,520    313,323
*   Felissimo Corp....................................     1,200     12,305
    Ferrotec Corp.....................................    94,600    656,060
    FIDEA Holdings Co., Ltd...........................   389,400    834,947
#   Fields Corp.......................................    42,600    687,172
#   Financial Products Group Co., Ltd.................   113,700    891,052
#   FINDEX, Inc.......................................    23,400    238,562
#*  First Baking Co., Ltd.............................    12,000     11,613
#   First Juken Co., Ltd..............................     5,500     62,415
    FJ Next Co., Ltd..................................     9,800     48,409
    Foster Electric Co., Ltd..........................    73,100  1,502,020
#   FP Corp...........................................    66,800  2,154,337
    France Bed Holdings Co., Ltd......................   241,000    371,183

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Freund Corp.......................................     5,000 $    57,281
#   FTGroup Co., Ltd..................................    11,200     202,333
#   Fudo Tetra Corp...................................   565,600     884,225
    Fuji Co., Ltd.....................................    36,400     812,247
#   Fuji Corp., Ltd...................................    71,300     400,887
    Fuji Electric Co., Ltd............................ 1,339,000   5,535,760
    Fuji Furukawa Engineering & Construction Co.,
       Ltd............................................    10,000      25,804
    Fuji Heavy Industries, Ltd........................   355,200  13,123,756
    Fuji Kiko Co., Ltd................................    55,000     280,257
    Fuji Kosan Co., Ltd...............................    11,000      49,755
#   Fuji Kyuko Co., Ltd...............................    81,000     808,721
    Fuji Media Holdings, Inc..........................   113,000   1,457,601
    Fuji Oil Co., Ltd.(6356848).......................   159,100   2,665,906
    Fuji Oil Co., Ltd.(6581361).......................   142,300     535,873
    Fuji Pharma Co., Ltd..............................    17,300     308,877
    Fuji Seal International, Inc......................    56,600   1,750,314
    Fuji Soft, Inc....................................    52,000   1,086,508
    Fujibo Holdings, Inc..............................   376,000     724,525
    Fujicco Co., Ltd..................................    41,600     870,029
    FUJIFILM Holdings Corp............................   240,075   9,521,064
    Fujikura Kasei Co., Ltd...........................    53,500     239,851
#   Fujikura Rubber, Ltd..............................    45,200     253,364
    Fujikura, Ltd.....................................   825,000   4,367,326
    Fujimi, Inc.......................................    43,500     594,847
    Fujimori Kogyo Co., Ltd...........................    37,500   1,050,135
*   Fujisash Co., Ltd.................................   218,600     239,689
    Fujishoji Co., Ltd................................     6,200      71,669
#   Fujita Kanko, Inc.................................    71,000     241,920
    Fujitec Co., Ltd..................................   177,500   1,838,560
    Fujitsu Frontech, Ltd.............................    39,300     607,023
    Fujitsu General, Ltd..............................   187,000   2,653,465
    Fujitsu, Ltd...................................... 1,248,292   6,548,479
*   Fujiya Co., Ltd...................................   116,000     180,525
    FuKoKu Co., Ltd...................................    15,000     138,728
    Fukuda Corp.......................................    59,000     384,708
    Fukui Bank, Ltd. (The)............................   588,000   1,261,419
    Fukuoka Financial Group, Inc......................   686,600   3,528,678
    Fukushima Bank, Ltd. (The)........................   668,000     538,438
    Fukushima Industries Corp.........................    38,900     774,478
#   Fukuyama Transporting Co., Ltd....................   303,000   1,556,555
    FULLCAST Holdings Co., Ltd........................    22,400     181,905
    Fumakilla, Ltd....................................    15,000      78,879
    Funai Soken Holdings Inc..........................    40,900     595,683
#   Furukawa Battery Co., Ltd. (The)..................    72,000     521,536
    Furukawa Co., Ltd.................................   618,000   1,205,384
#   Furukawa Electric Co., Ltd........................ 2,197,067   3,646,370
    Furuno Electric Co., Ltd..........................    68,600     502,969
    Furusato Industries, Ltd..........................    17,400     252,884
    Furuya Metal Co., Ltd.............................     1,400      28,061
    Fuso Chemical Co., Ltd............................     5,000      62,126
    Fuso Pharmaceutical Industries, Ltd...............   108,000     259,270
    Futaba Industrial Co., Ltd........................   182,700     773,083
    Future Architect, Inc.............................    33,300     206,170

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Fuyo General Lease Co., Ltd.......................    33,600 $1,408,001
    G-7 Holdings, Inc.................................     6,500     91,060
    G-Tekt Corp.......................................    49,200    455,571
    Gakken Holdings Co., Ltd..........................   103,000    204,282
    GCA Savvian Corp..................................    19,200    297,651
    Gecoss Corp.......................................    46,200    444,947
    Genki Sushi Co., Ltd..............................     7,100    143,065
#   Genky Stores, Inc.................................     5,000    620,426
#   Geo Holdings Corp.................................   117,200  1,613,875
#   Giken, Ltd........................................     4,100     54,597
#   GLOBERIDE, Inc....................................   350,000    465,362
    Glory, Ltd........................................   117,700  3,422,307
    GMO internet, Inc.................................   119,600  1,996,390
    GMO Payment Gateway, Inc..........................    26,900    880,356
    Godo Steel, Ltd...................................   437,000    792,530
    Goldcrest Co., Ltd................................    56,930  1,165,727
    Goldwin, Inc......................................    68,000    501,397
#   Gourmet Kineya Co., Ltd...........................    28,000    222,208
    Grandy House Corp.................................    23,600     77,720
    Gree, Inc.........................................   418,200  2,459,601
#   GS Yuasa Corp.....................................   908,000  3,623,177
    GSI Creos Corp....................................   147,000    158,823
#   Gulliver International Co., Ltd...................   111,600  1,106,213
#   Gun-Ei Chemical Industry Co., Ltd.................   134,000    363,033
#   GungHo Online Entertainment, Inc..................   213,100    707,180
    Gunma Bank, Ltd. (The)............................   796,000  5,915,460
    Gunze, Ltd........................................   480,000  1,304,352
#   Gurunavi, Inc.....................................    55,300    881,864
#   H-One Co., Ltd....................................    20,800    118,112
    H2O Retailing Corp................................   190,760  3,981,136
    Hachijuni Bank, Ltd. (The)........................   719,000  5,579,932
    Hagihara Industries, Inc..........................     9,900    162,352
    Hagiwara Electric Co., Ltd........................     2,500     40,501
    Hagoromo Foods Corp...............................     3,000     29,056
    Hakudo Co., Ltd...................................     5,600     63,766
    Hakuhodo DY Holdings, Inc.........................   317,900  3,551,931
    Hakuto Co., Ltd...................................    38,700    475,783
#   Hamakyorex Co., Ltd...............................    21,500    823,525
    Hamamatsu Photonics K.K...........................    86,200  2,241,734
    HANEDA ZENITH HOLDINGS Co., Ltd...................    30,200     66,174
    Hankyu Hanshin Holdings, Inc...................... 1,356,000  8,565,864
    Hanwa Co., Ltd....................................   544,000  2,362,575
    Happinet Corp.....................................    37,500    396,103
    Hard Off Corp. Co., Ltd...........................    20,800    258,520
    Harima Chemicals Group, Inc.......................    22,000     87,084
#   Harmonic Drive Systems, Inc.......................    27,200    406,067
    Haruyama Trading Co., Ltd.........................     6,500     39,026
    Haseko Corp.......................................   356,900  4,519,404
#*  Hayashikane Sangyo Co., Ltd.......................    39,000     47,424
    Hazama Ando Corp..................................   514,180  2,723,453
    Heiwa Corp........................................   127,700  2,804,299
    Heiwa Real Estate Co., Ltd........................   133,200  1,921,947
    Heiwado Co., Ltd..................................    83,600  1,807,763

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    HI-LEX Corp.......................................    16,100 $   516,863
#   Hibiya Engineering, Ltd...........................    18,300     241,141
    Hiday Hidaka Corp.................................    22,396     545,334
    Higashi Nihon House Co., Ltd......................   139,400     653,487
    Higashi-Nippon Bank, Ltd. (The)...................   372,000   1,394,353
    Higo Bank, Ltd. (The).............................   323,000   1,993,754
    Hikari Tsushin, Inc...............................    22,100   1,542,761
#   Himaraya Co., Ltd.................................     6,000      54,951
#   Hino Motors, Ltd..................................   136,500   1,766,460
    Hioki EE Corp.....................................     6,900     154,510
#   Hiramatsu, Inc....................................    46,800     297,717
    Hirose Electric Co., Ltd..........................     6,900     823,076
    Hiroshima Bank, Ltd. (The)........................ 1,026,000   6,012,704
#   Hiroshima Gas Co., Ltd............................    37,700     146,050
    HIS Co., Ltd......................................    45,700   1,661,824
    Hisaka Works, Ltd.................................    11,000     103,495
    Hisamitsu Pharmaceutical Co., Inc.................    42,300   1,537,735
#   Hitachi Capital Corp..............................   159,700   4,337,968
    Hitachi Chemical Co., Ltd.........................   171,700   3,036,165
#   Hitachi Construction Machinery Co., Ltd...........   229,300   3,812,434
    Hitachi High-Technologies Corp....................    93,400   2,176,974
#   Hitachi Koki Co., Ltd.............................   151,000   1,222,587
#   Hitachi Kokusai Electric, Inc.....................   188,000   2,534,728
    Hitachi Metals, Ltd...............................   272,230   4,047,261
    Hitachi Transport System, Ltd.....................   122,200   2,202,806
    Hitachi Zosen Corp................................   444,400   2,339,076
    Hitachi, Ltd...................................... 3,796,000  24,593,463
#   Hitachi, Ltd. ADR.................................    86,823   5,646,968
#   Hochiki Corp......................................    59,800     463,394
    Hodogaya Chemical Co., Ltd........................   160,000     228,509
#   Hogy Medical Co., Ltd.............................    26,400   1,283,349
*   Hokkaido Electric Power Co., Inc..................   215,300   2,596,347
#   Hokkaido Gas Co., Ltd.............................   102,000     236,260
    Hokkan Holdings, Ltd..............................    75,000     173,656
    Hokko Chemical Industry Co., Ltd..................    27,000     102,657
    Hokkoku Bank, Ltd. (The)..........................   663,000   2,415,335
    Hokuetsu Bank, Ltd. (The).........................   538,000   1,084,518
    Hokuetsu Industries Co., Ltd......................    60,600     435,641
    Hokuetsu Kishu Paper Co., Ltd.....................   409,595   2,445,987
    Hokuhoku Financial Group, Inc..................... 2,603,000   6,145,549
#   Hokuriku Electric Industry Co., Ltd...............   199,000     267,633
    Hokuriku Electric Power Co........................   181,900   2,796,232
#   Hokuriku Electrical Construction Co., Ltd.........     2,000      21,178
    Hokuto Corp.......................................    48,100     961,054
    Honda Motor Co., Ltd.............................. 1,068,500  35,898,928
    Honda Motor Co., Ltd. Sponsored ADR...............   404,561  13,738,892
    Honeys Co., Ltd...................................    54,130     450,871
    Hoosiers Holdings.................................    88,300     355,524
    Horiba, Ltd.......................................    87,300   3,299,077
#   Hoshizaki Electric Co., Ltd.......................    29,300   1,746,458
    Hosokawa Micron Corp..............................    76,000     358,162
#   House Foods Group, Inc............................   130,500   2,636,898
    Howa Machinery, Ltd...............................    23,300     139,460

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Hoya Corp.........................................   117,500 $ 4,968,874
    Hurxley Corp......................................     2,200      20,256
    Hyakugo Bank, Ltd. (The)..........................   647,000   3,087,550
    Hyakujushi Bank, Ltd. (The).......................   645,000   2,168,307
    I-Net Corp/Kanagawa...............................     8,800      85,654
    Ibiden Co., Ltd...................................   315,800   5,221,105
    IBJ Leasing Co., Ltd..............................    45,600   1,072,245
    Ichibanya Co., Ltd................................    11,800     500,618
#   Ichiken Co., Ltd..................................    78,000     162,889
    Ichikoh Industries, Ltd...........................   128,000     279,305
    Ichinen Holdings Co., Ltd.........................    49,272     460,393
    Ichiyoshi Securities Co., Ltd.....................    94,100     862,432
    Idec Corp.........................................    57,900     497,036
    Idemitsu Kosan Co., Ltd...........................   212,800   3,911,460
#   Ihara Chemical Industry Co., Ltd..................    57,500     694,660
    IHI Corp..........................................   933,000   3,707,944
    Iida Group Holdings Co., Ltd......................   172,196   3,022,470
    Iino Kaiun Kaisha, Ltd............................   234,800   1,129,993
    IJT Technology Holdings Co., Ltd..................    22,760      90,941
#   Ikegami Tsushinki Co., Ltd........................   166,000     218,356
    Ikyu Corp.........................................    23,800     498,832
    Imagica Robot Holdings, Inc.......................    19,200      87,743
#   Imasen Electric Industrial........................    47,100     472,933
    Imperial Hotel, Ltd...............................    15,100     345,221
    Inaba Denki Sangyo Co., Ltd.......................    56,900   1,938,129
#   Inaba Seisakusho Co., Ltd.........................     1,800      19,850
    Inabata & Co., Ltd................................   118,000   1,259,484
    Inageya Co., Ltd..................................    28,000     331,609
    Ines Corp.........................................    71,500     700,710
    Infocom Corp......................................    41,200     426,893
    Information Services International-Dentsu, Ltd....    34,900     416,483
    Innotech Corp.....................................    43,200     167,596
    Intage Holdings, Inc..............................    16,000     267,965
    Internet Initiative Japan, Inc....................    90,100   1,723,550
#   Inui Global Logistics Co., Ltd....................    34,100     258,946
    Iriso Electronics Co., Ltd........................    15,500   1,027,855
    Ise Chemical Corp.................................    18,000      97,991
#   Iseki & Co., Ltd..................................   656,000   1,201,036
    Isetan Mitsukoshi Holdings, Ltd...................   246,740   4,488,552
*   Ishihara Sangyo Kaisha, Ltd....................... 1,044,000     967,626
    Ishii Iron Works Co., Ltd.........................    29,000      51,220
#*  Ishizuka Glass Co., Ltd...........................    12,000      27,471
    Isuzu Motors, Ltd.................................   376,400   5,210,214
    IT Holdings Corp..................................   224,900   5,150,416
    Itfor, Inc........................................    21,800      87,257
    Ito En, Ltd.......................................    67,900   1,578,340
    ITOCHU Corp....................................... 1,069,400  13,091,415
    Itochu Enex Co., Ltd..............................   140,700   1,379,561
    Itochu Techno-Solutions Corp......................    91,900   2,145,683
    Itochu-Shokuhin Co., Ltd..........................    10,400     364,785
    Itoham Foods, Inc.................................   306,000   1,695,649
    Itoki Corp........................................   117,500     635,825
    Iwai Cosmo Holdings, Inc..........................    61,100     794,022

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Iwaki & Co., Ltd..................................    32,000 $    59,079
    Iwasaki Electric Co., Ltd.........................   175,000     355,445
#   Iwatani Corp......................................   584,000   3,573,247
*   Iwatsu Electric Co., Ltd..........................   123,000      90,283
    Iyo Bank, Ltd. (The)..............................   432,057   5,493,175
    Izumi Co., Ltd....................................    57,200   2,667,732
#*  Izutsuya Co., Ltd.................................   204,000     126,858
    J Front Retailing Co., Ltd........................   496,700   9,331,455
    J Trust Co., Ltd..................................    52,600     430,032
    J-Oil Mills, Inc..................................   295,000     999,693
#   Jalux, Inc........................................     6,300     136,807
    Jamco Corp........................................    17,600     532,298
#*  Janome Sewing Machine Co., Ltd....................   633,000     652,557
    Japan Airlines Co., Ltd...........................     5,300     199,964
#   Japan Airport Terminal Co., Ltd...................    59,800   3,181,280
    Japan Aviation Electronics Industry, Ltd..........   131,000   2,912,455
#*  Japan Communications, Inc.........................   178,100     602,625
    Japan Digital Laboratory Co., Ltd.................    21,100     308,782
#   Japan Drilling Co., Ltd...........................    16,400     426,306
    Japan Exchange Group, Inc.........................   136,800   4,761,740
    Japan Material Co., Ltd...........................     3,900      55,443
#   Japan Medical Dynamic Marketing, Inc..............    24,300     122,833
    Japan Oil Transportation Co., Ltd.................     2,000       3,937
    Japan Pulp & Paper Co., Ltd.......................   149,000     420,924
    Japan Radio Co., Ltd..............................   139,000     470,491
    Japan Steel Works, Ltd. (The).....................   741,000   2,747,997
    Japan Tobacco, Inc................................   248,700   9,653,702
    Japan Transcity Corp..............................    74,000     282,997
    Japan Vilene Co., Ltd.............................    86,000     571,978
    Japan Wool Textile Co., Ltd. (The)................   122,000     961,149
    JBCC Holdings, Inc................................    32,700     216,041
    JCU Corp..........................................     7,400     290,124
    Jeol, Ltd.........................................   262,000   1,101,808
    JFE Holdings, Inc.................................   333,308   6,241,483
    JGC Corp..........................................   219,000   3,740,110
    Jimoto Holdings, Inc..............................    75,300     132,230
    Jin Co., Ltd......................................    21,000   1,022,891
    JK Holdings Co., Ltd..............................    15,300      74,468
#   JMS Co., Ltd......................................    40,000      98,723
    Joban Kosan Co., Ltd..............................    65,000      81,778
    Joshin Denki Co., Ltd.............................    65,000     513,226
    Joyo Bank, Ltd. (The).............................   582,000   3,442,215
#   JP-Holdings, Inc..................................   105,700     289,012
#   JSP Corp..........................................    27,700     467,392
    JSR Corp..........................................   154,400   2,569,257
    JTEKT Corp........................................   350,100   6,045,592
#   Juki Corp.........................................    76,599     881,330
    Juroku Bank, Ltd. (The)...........................   841,000   3,450,388
*   Justsystems Corp..................................    43,500     295,898
#   JVC Kenwood Corp..................................   392,570     921,153
    JX Holdings, Inc.................................. 2,546,970  10,857,157
    K&O Energy Group, Inc.............................    24,900     357,288
#   K's Holdings Corp.................................   107,220   3,409,006

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    kabu.com Securities Co., Ltd......................   461,600 $ 1,570,629
    Kabuki-Za Co., Ltd................................     1,000      41,146
*   Kadokawa Dwango...................................    76,753     914,644
    Kaga Electronics Co., Ltd.........................    51,800     664,109
#   Kagome Co., Ltd...................................    56,200     925,666
    Kagoshima Bank, Ltd. (The)........................   408,000   2,789,167
    Kajima Corp.......................................   518,000   2,571,334
#   Kakaku.com, Inc...................................   131,900   2,096,575
    Kaken Pharmaceutical Co., Ltd.....................   113,000   4,210,198
    Kakiyasu Honten Co., Ltd..........................     1,200      18,826
    Kameda Seika Co., Ltd.............................    27,000   1,131,278
    Kamei Corp........................................    53,200     497,037
    Kamigumi Co., Ltd.................................   454,000   4,270,221
    Kanaden Corp......................................    27,000     214,641
#   Kanagawa Chuo Kotsu Co., Ltd......................    24,000     126,534
    Kanamoto Co., Ltd.................................    85,300   2,069,257
    Kandenko Co., Ltd.................................   310,000   2,031,276
    Kaneka Corp.......................................   686,000   4,949,460
    Kaneko Seeds Co., Ltd.............................       900       8,669
    Kanematsu Corp.................................... 1,219,000   2,222,042
    Kanematsu Electronics, Ltd........................    10,900     172,786
*   Kansai Electric Power Co., Inc. (The).............   296,100   4,014,903
    Kansai Paint Co., Ltd.............................   162,000   2,636,929
    Kansai Super Market, Ltd..........................     1,500      10,066
    Kansai Urban Banking Corp.........................    69,000     780,355
    Kanto Denka Kogyo Co., Ltd........................   154,000   1,085,282
    Kao Corp..........................................   101,100   5,125,423
#*  Kappa Create Holdings Co., Ltd....................     4,200      44,282
    Kasai Kogyo Co., Ltd..............................    81,300     957,875
#   Katakura Chikkarin Co., Ltd.......................    20,000      51,627
    Katakura Industries Co., Ltd......................    63,800     729,218
    Kato Sangyo Co., Ltd..............................    56,100   1,292,862
    Kato Works Co., Ltd...............................   149,128     874,004
    KAWADA TECHNOLOGIES, Inc..........................     6,800     239,620
#   Kawai Musical Instruments Manufacturing Co., Ltd..    20,600     341,954
#   Kawakin Holdings Co., Ltd.........................    10,000      38,220
    Kawasaki Heavy Industries, Ltd.................... 1,078,000   4,724,824
#   Kawasaki Kasei Chemicals, Ltd.....................    23,000      33,011
    Kawasaki Kinkai Kisen Kaisha, Ltd.................    28,000      87,856
    Kawasaki Kisen Kaisha, Ltd........................ 2,365,000   5,279,818
    Kawasumi Laboratories, Inc........................    24,200     182,746
    KDDI Corp.........................................   620,700  15,757,129
    Keihan Electric Railway Co., Ltd..................   769,000   5,022,429
    Keihanshin Building Co., Ltd......................    77,500     468,389
    Keihin Co., Ltd...................................    95,000     168,590
#   Keihin Corp.......................................   146,400   2,079,162
    Keikyu Corp.......................................   199,000   1,636,906
    Keio Corp.........................................   257,000   2,138,215
    Keisei Electric Railway Co., Ltd..................   227,000   2,767,144
    Keiyo Bank, Ltd. (The)............................   679,000   3,426,281
#   Keiyo Co., Ltd....................................    68,400     316,014
#   Kenedix, Inc......................................   422,500   1,651,302
    Kenko Mayonnaise Co., Ltd.........................    15,000     206,695

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Kewpie Corp.......................................   143,900 $ 3,253,647
    KEY Coffee, Inc...................................    39,400     685,391
    Keyence Corp......................................     4,905   2,470,823
#   KFC Holdings Japan, Ltd...........................     5,000      92,482
*   KI Holdings Co., Ltd..............................    20,000      75,035
    Kikkoman Corp.....................................   101,050   3,531,779
#   Kimoto Co., Ltd...................................   100,700     236,201
    Kimura Chemical Plants Co., Ltd...................    13,800      56,197
    Kimura Unity Co., Ltd.............................     1,000      11,248
    Kinden Corp.......................................   102,000   1,359,495
    King Jim Co., Ltd.................................     3,500      23,910
#*  Kintetsu Department Store Co., Ltd................    38,000     104,165
    Kintetsu Group Holdings Co., Ltd..................   794,000   2,828,403
    Kintetsu World Express, Inc.......................    30,500   1,355,611
#   Kinugawa Rubber Industrial Co., Ltd...............   159,000     875,338
    Kirin Holdings Co., Ltd...........................   670,780  10,313,863
    Kirindo Holdings Co., Ltd.........................     2,700      30,553
    Kita-Nippon Bank, Ltd. (The)......................    18,100     511,421
    Kitagawa Iron Works Co., Ltd......................   286,000     682,109
    Kitamura Co., Ltd.................................       900       5,765
    Kitano Construction Corp..........................    93,000     239,801
#   Kito Corp.........................................    52,100     487,726
    Kitz Corp.........................................   243,800   1,113,990
    Kiyo Bank, Ltd. (The).............................   160,000   2,338,194
#*  KLab, Inc.........................................    53,500     901,922
*   KNT-CT Holdings Co., Ltd..........................   322,000     565,388
    Koa Corp..........................................    97,400     885,142
    Koatsu Gas Kogyo Co., Ltd.........................    38,000     206,434
    Kobayashi Pharmaceutical Co., Ltd.................    21,200   1,662,972
#   Kobe Bussan Co., Ltd..............................     3,600     340,393
    Kobe Steel, Ltd................................... 7,178,000  11,102,915
    Kobelco Eco-Solutions Co., Ltd....................    26,000     139,226
    Kogi Corp.........................................    13,000      21,043
#   Kohnan Shoji Co., Ltd.............................    82,400   1,119,608
    Kohsoku Corp......................................     9,300      67,515
    Koike Sanso Kogyo Co., Ltd........................    40,000     127,770
    Koito Manufacturing Co., Ltd......................   151,300   5,943,967
    Kojima Co., Ltd...................................    85,600     283,466
    Kokusai Co., Ltd..................................    12,600     184,252
    Kokuyo Co., Ltd...................................   227,064   2,358,284
#   KOMAIHALTEC, Inc..................................   121,000     233,970
    Komatsu Seiren Co., Ltd...........................    44,000     223,178
    Komatsu, Ltd......................................   663,200  12,255,233
#   Komehyo Co., Ltd..................................     3,200      99,930
    Komeri Co., Ltd...................................    89,500   2,158,202
    Konaka Co., Ltd...................................    61,380     339,388
    Konami Corp.......................................   173,162   3,611,289
    Kondotec, Inc.....................................    35,500     220,129
    Konica Minolta, Inc...............................   726,800   9,058,182
    Konishi Co., Ltd..................................    47,400     901,281
    Konoike Transport Co., Ltd........................    24,100     311,904
    Kosaido Co., Ltd..................................       600       2,981
    Kose Corp.........................................    49,800   4,838,747

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   Kosei Securities Co., Ltd. (The).................. 115,000 $  204,766
    Koshidaka Holdings Co., Ltd.......................  10,200    229,249
#   Kotobuki Spirits Co., Ltd.........................   8,000    242,387
    Kourakuen Holdings Corp...........................   5,800     73,033
    Krosaki Harima Corp............................... 142,000    303,352
    KRS Corp..........................................  13,900    295,256
    KU Holdings Co., Ltd..............................  15,600     99,421
    Kubota Corp.......................................  86,000  1,470,826
    Kubota Corp. Sponsored ADR........................  43,382  3,713,499
    Kumagai Gumi Co., Ltd............................. 456,000  1,286,467
    Kumiai Chemical Industry Co., Ltd.................  77,000    614,365
    Kura Corp.........................................  30,500    939,699
    Kurabo Industries, Ltd............................ 469,000    982,621
    Kuraray Co., Ltd.................................. 294,600  3,472,967
#   Kureha Corp....................................... 436,000  1,645,763
    Kurimoto, Ltd..................................... 332,000    671,813
    Kurita Water Industries, Ltd...................... 163,600  3,575,315
    Kuroda Electric Co., Ltd..........................  95,700  1,825,538
    Kusuri No Aoki Co., Ltd...........................  23,400  1,212,715
    KYB Co., Ltd...................................... 603,000  2,050,201
    Kyocera Corp......................................  59,930  3,085,767
    Kyocera Corp. Sponsored ADR.......................  56,000  2,879,520
    Kyodo Printing Co., Ltd........................... 202,000    560,958
    Kyoei Sangyo Co., Ltd.............................  21,000     33,498
    Kyoei Steel, Ltd..................................  57,300    991,619
#   Kyokuto Boeki Kaisha, Ltd.........................  36,000     89,571
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  67,700    731,041
    Kyokuto Securities Co., Ltd.......................  62,100    908,174
    Kyokuyo Co., Ltd.................................. 218,000    492,368
    KYORIN Holdings, Inc.............................. 113,500  2,211,011
#   Kyoritsu Maintenance Co., Ltd.....................  36,887  2,616,114
    Kyoritsu Printing Co., Ltd........................  47,600    126,188
    Kyosan Electric Manufacturing Co., Ltd............ 132,000    397,795
#   Kyoto Kimono Yuzen Co., Ltd.......................  20,500    169,681
    Kyowa Electronics Instruments Co., Ltd............  39,300    160,647
    Kyowa Exeo Corp................................... 226,100  2,752,723
    Kyowa Hakko Kirin Co., Ltd........................ 228,000  3,709,990
    Kyudenko Corp..................................... 110,000  1,930,536
*   Kyushu Electric Power Co., Inc.................... 176,500  2,501,081
    LAC Co., Ltd......................................  13,800    208,656
    Land Business Co., Ltd............................  17,200     54,255
*   Laox Co., Ltd..................................... 253,000  1,062,866
    Lasertec Corp.....................................  42,400    535,978
    Lawson, Inc.......................................  34,400  2,558,719
    LEC, Inc..........................................   9,400    103,195
*   Leopalace21 Corp.................................. 608,500  3,327,501
    Life Corp.........................................  30,100    918,717
#   Link And Motivation, Inc..........................  51,100     64,220
    Lintec Corp....................................... 110,100  2,376,353
#   Lion Corp......................................... 360,000  3,095,306
#*  Livesense, Inc....................................  25,500    118,829
    LIXIL Group Corp.................................. 253,619  5,084,564
    Lonseal Corp......................................  23,000     31,130

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Look, Inc.........................................   102,000 $   174,407
    M3, Inc...........................................    56,300   1,326,678
*   Macnica Fuji Electronics Holdings, Inc............    88,750   1,099,667
    Maeda Corp........................................   269,000   1,820,794
    Maeda Kosen Co., Ltd..............................    32,600     286,209
    Maeda Road Construction Co., Ltd..................   156,000   2,865,342
    Maezawa Kasei Industries Co., Ltd.................    10,000     100,151
    Maezawa Kyuso Industries Co., Ltd.................    15,400     197,954
#   Makino Milling Machine Co., Ltd...................   303,000   2,637,449
    Makita Corp.......................................    92,800   5,123,226
    Makita Corp. Sponsored ADR........................    12,396     690,085
#   Mamiya-Op Co., Ltd................................   148,000     223,143
    Mandom Corp.......................................    31,800   1,314,811
    Mani, Inc.........................................     5,500     365,767
    Mars Engineering Corp.............................    28,300     484,767
    Marubeni Corp..................................... 1,600,759   8,896,213
    Marubun Corp......................................    37,100     286,342
    Marudai Food Co., Ltd.............................   265,000   1,049,382
#*  Maruei Department Store Co., Ltd..................    27,000      28,934
#   Marufuji Sheet Piling Co., Ltd....................    16,000      41,905
    Maruha Nichiro Corp...............................    99,282   1,630,893
    Marui Group Co., Ltd..............................   441,600   6,174,302
    Maruka Machinery Co., Ltd.........................    11,900     201,077
#   Marusan Securities Co., Ltd.......................   133,900   1,496,996
    Maruwa Co., Ltd...................................    24,500     554,167
#   Maruyama Manufacturing Co., Inc...................   106,000     195,807
#*  Maruzen CHI Holdings Co., Ltd.....................     6,400      20,536
    Maruzen Showa Unyu Co., Ltd.......................   116,000     408,891
#   Marvelous, Inc....................................    57,700     672,177
    Matsuda Sangyo Co., Ltd...........................    30,362     352,108
    Matsui Construction Co., Ltd......................    31,000     159,755
    Matsui Securities Co., Ltd........................    82,900     758,509
    Matsumotokiyoshi Holdings Co., Ltd................    84,300   4,068,507
    Matsuya Co., Ltd..................................     6,500     121,962
    Matsuya Foods Co., Ltd............................    18,700     364,082
    Max Co., Ltd......................................    62,000     670,133
    Maxvalu Tokai Co., Ltd............................    10,900     157,441
    Mazda Motor Corp..................................   603,900  11,845,852
#   McDonald's Holdings Co. Japan, Ltd................    46,400     988,171
#   MEC Co., Ltd......................................    37,800     252,374
#   Medical System Network Co., Ltd...................    17,000      69,228
    Medipal Holdings Corp.............................   275,200   4,899,925
    Megachips Corp....................................    47,200     529,843
    Megmilk Snow Brand Co., Ltd.......................   127,200   1,996,939
    Meidensha Corp....................................   622,000   2,085,192
    MEIJI Holdings Co., Ltd...........................    62,310   8,850,027
    Meiji Shipping Co., Ltd...........................     9,800      48,704
*   Meiko Electronics Co., Ltd........................    54,300     147,555
    Meiko Network Japan Co., Ltd......................    34,700     384,687
    Meisei Industrial Co., Ltd........................    93,000     455,034
    Meitec Corp.......................................    37,000   1,460,115
    Meito Sangyo Co., Ltd.............................    12,900     142,980
#   Meito Transportation Co., Ltd.....................     1,300       7,835

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#   Meiwa Corp........................................    58,300 $   187,568
    Meiwa Estate Co., Ltd.............................    26,500     123,801
#   Melco Holdings, Inc...............................    37,600     657,030
    Mesco, Inc........................................     6,000      43,801
    Message Co., Ltd..................................    27,700     816,474
#   Michinoku Bank, Ltd. (The)........................   317,091     557,643
#   Micronics Japan Co., Ltd..........................    24,300     530,593
    Mie Bank, Ltd. (The)..............................   255,000     563,395
    Mikuni Corp.......................................    31,200     132,335
    Milbon Co., Ltd...................................    17,736     701,246
    Mimasu Semiconductor Industry Co., Ltd............    57,400     513,236
    Minato Bank, Ltd. (The)...........................   455,000   1,134,057
    Minebea Co., Ltd..................................   471,000   7,365,750
    Ministop Co., Ltd.................................    47,300     979,703
    Miraca Holdings, Inc..............................    89,600   4,124,041
    Miraial Co., Ltd..................................     2,100      21,571
    Mirait Holdings Corp..............................   194,330   2,229,840
    Miroku Jyoho Service Co., Ltd.....................    42,800     312,972
    Misawa Homes Co., Ltd.............................    95,800     777,877
    MISUMI Group, Inc.................................   200,700   2,478,204
    Mitani Corp.......................................    15,500     405,758
    Mitani Sekisan Co., Ltd...........................       700       9,980
    Mito Securities Co., Ltd..........................   190,200     683,714
    Mitsuba Corp......................................   104,600   2,314,130
    Mitsubishi Chemical Holdings Corp................. 3,248,500  21,201,658
    Mitsubishi Corp...................................   623,900  13,461,760
    Mitsubishi Electric Corp..........................   511,000   5,488,263
    Mitsubishi Estate Co., Ltd........................   138,073   3,066,271
    Mitsubishi Gas Chemical Co., Inc..................   775,000   4,299,175
    Mitsubishi Heavy Industries, Ltd.................. 2,350,000  12,424,828
    Mitsubishi Logistics Corp.........................   197,000   2,862,236
    Mitsubishi Materials Corp......................... 2,222,200   8,044,511
#   Mitsubishi Motors Corp............................ 1,043,400   8,870,024
    Mitsubishi Nichiyu Forklift Co., Ltd..............    87,300     416,553
#*  Mitsubishi Paper Mills, Ltd.......................   823,000     597,509
    Mitsubishi Pencil Co., Ltd........................    33,700   1,663,020
    Mitsubishi Research Institute, Inc................     2,300      57,673
    Mitsubishi Shokuhin Co., Ltd......................    30,500     676,441
    Mitsubishi Steel Manufacturing Co., Ltd...........   436,000     893,089
    Mitsubishi Tanabe Pharma Corp.....................   169,800   2,827,123
    Mitsubishi UFJ Financial Group, Inc............... 6,649,300  48,387,520
    Mitsubishi UFJ Financial Group, Inc. ADR.......... 1,791,677  13,132,992
    Mitsuboshi Belting Co., Ltd.......................   116,000     922,774
    Mitsui & Co., Ltd.................................   586,500   7,609,950
    Mitsui & Co., Ltd. Sponsored ADR..................    15,092   3,920,147
#   Mitsui Chemicals, Inc............................. 2,002,065   7,498,769
    Mitsui Engineering & Shipbuilding Co., Ltd........ 2,513,000   4,375,417
    Mitsui Fudosan Co., Ltd...........................   117,000   3,328,109
    Mitsui High-Tec, Inc..............................    72,300     456,351
    Mitsui Home Co., Ltd..............................    54,000     255,138
    Mitsui Matsushima Co., Ltd........................   435,000     459,059
    Mitsui Mining & Smelting Co., Ltd................. 1,949,000   4,791,691
#   Mitsui OSK Lines, Ltd............................. 1,258,000   3,772,962

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
JAPAN -- (Continued)
    Mitsui Sugar Co., Ltd.............................    247,000 $ 1,066,218
#   Mitsui-Soko Holdings Co., Ltd.....................    349,000   1,137,255
#   Mitsumi Electric Co., Ltd.........................    180,900   1,149,586
    Mitsumura Printing Co., Ltd.......................     15,000      31,348
    Mitsuuroko Group Holdings Co., Ltd................     27,600     143,796
    Miura Co., Ltd....................................    143,800   1,562,801
#   Miyaji Engineering Group, Inc.....................    170,000     279,378
    Miyazaki Bank, Ltd. (The).........................    421,000   1,361,188
    Miyoshi Oil & Fat Co., Ltd........................    130,000     152,049
    Mizuho Financial Group, Inc....................... 17,400,060  37,940,996
#   Mizuno Corp.......................................    263,605   1,263,156
#   Mobile Create Co., Ltd............................      6,600      34,919
    Mochida Pharmaceutical Co., Ltd...................     24,299   1,347,994
#   Modec, Inc........................................     37,200     516,502
    Monex Group, Inc..................................    583,800   1,581,938
#   Money Partners Group Co., Ltd.....................     39,300     151,863
    Monogatari Corp. (The)............................     14,400     521,054
    MonotaRO Co., Ltd.................................     48,500   2,552,762
    MORESCO Corp......................................     22,400     367,061
    Morinaga & Co., Ltd...............................    450,000   1,962,260
    Morinaga Milk Industry Co., Ltd...................    628,000   2,567,731
    Morita Holdings Corp..............................     80,900     811,053
#   Morozoff, Ltd.....................................     48,000     154,799
    Mory Industries, Inc..............................     69,000     214,204
#*  Mr Max Corp.......................................     35,900     133,448
    MS&AD Insurance Group Holdings, Inc...............    220,074   6,930,638
    MTI, Ltd..........................................     58,200     413,721
    Murata Manufacturing Co., Ltd.....................     38,900   5,763,128
    Musashi Seimitsu Industry Co., Ltd................     76,500   1,392,858
    Musashino Bank, Ltd. (The)........................     84,400   3,339,173
#   Mutoh Holdings Co., Ltd...........................     83,000     244,262
    Nabtesco Corp.....................................    101,000   2,217,848
#   NAC Co., Ltd......................................     36,100     291,215
    Nachi-Fujikoshi Corp..............................    547,000   2,729,204
    Nafco Co., Ltd....................................        200       3,322
    Nagaileben Co., Ltd...............................     17,200     370,768
#   Nagano Bank, Ltd. (The)...........................    200,000     366,180
    Nagano Keiki Co., Ltd.............................      3,800      25,269
    Nagase & Co., Ltd.................................    211,800   2,700,964
    Nagatanien Co., Ltd...............................     14,000     123,177
    Nagoya Railroad Co., Ltd..........................    769,000   2,887,546
#*  Naigai Co., Ltd...................................    132,000      72,400
    Nakabayashi Co., Ltd..............................     59,000     116,564
    Nakamuraya Co., Ltd...............................     47,000     179,316
    Nakanishi, Inc....................................     11,400     454,273
    Nakano Corp.......................................      5,800      31,175
*   Nakayama Steel Works, Ltd.........................    460,000     330,046
    Namura Shipbuilding Co., Ltd......................     11,648     101,142
    Nankai Electric Railway Co., Ltd..................    570,000   2,867,581
    Nanto Bank, Ltd. (The)............................    551,000   1,855,865
#   Natori Co., Ltd...................................      9,100     109,974
    NDS Co., Ltd......................................     58,000     156,256
    NEC Capital Solutions, Ltd........................     22,100     326,943

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    NEC Corp.......................................... 5,076,800 $16,214,437
    NEC Networks & System Integration Corp............    63,600   1,332,274
    NET One Systems Co., Ltd..........................   186,500   1,145,631
    Neturen Co., Ltd..................................    96,100     661,061
#*  New Japan Chemical Co., Ltd.......................    57,600     121,710
*   New Japan Radio Co., Ltd..........................    43,000     232,073
    Nexon Co., Ltd....................................   125,900   1,723,928
#   Next Co., Ltd.....................................    81,400     608,232
    NGK Insulators, Ltd...............................   155,000   3,972,607
    NGK Spark Plug Co., Ltd...........................   144,500   3,825,182
    NH Foods, Ltd.....................................   184,000   4,472,207
    NHK Spring Co., Ltd...............................   422,100   4,470,889
    Nice Holdings, Inc................................   113,000     189,988
    Nichi-iko Pharmaceutical Co., Ltd.................   106,650   3,667,694
    Nichia Steel Works, Ltd...........................    41,000     105,955
    Nichias Corp......................................   256,000   1,500,726
    Nichiban Co., Ltd.................................    44,000     218,980
    Nichicon Corp.....................................   157,400   1,150,082
    Nichiden Corp.....................................     6,700     156,170
    Nichiha Corp......................................    69,200   1,030,866
#   Nichii Gakkan Co..................................   126,900   1,111,598
    Nichimo Co., Ltd..................................    48,000      75,068
    Nichirei Corp.....................................   779,000   5,082,337
    Nichireki Co., Ltd................................    83,000     684,678
    Nichirin Co., Ltd.................................     3,400      41,404
    Nidec Corp........................................    35,678   3,189,820
    Nidec Corp. ADR...................................    20,578     460,124
    Nifco, Inc........................................   118,700   5,128,666
    NIFTY Corp........................................    16,300     185,470
    Nihon Chouzai Co., Ltd............................     6,880     502,301
    Nihon Dempa Kogyo Co., Ltd........................    54,500     394,070
    Nihon Eslead Corp.................................     4,200      42,805
    Nihon Kagaku Sangyo Co., Ltd......................    11,000      79,888
    Nihon Kohden Corp.................................    99,100   2,198,285
    Nihon M&A Center, Inc.............................    55,300   2,276,996
#   Nihon Nohyaku Co., Ltd............................   128,700   1,185,933
    Nihon Parkerizing Co., Ltd........................   145,700   1,350,805
    Nihon Plast Co., Ltd..............................    21,400     141,024
    Nihon Tokushu Toryo Co., Ltd......................    11,100      82,924
#   Nihon Trim Co., Ltd...............................    16,300     481,124
    Nihon Unisys, Ltd.................................   174,700   1,863,046
    Nihon Yamamura Glass Co., Ltd.....................   173,000     256,814
    Nikkiso Co., Ltd..................................   175,900   1,703,413
    Nikko Co., Ltd....................................    37,000     131,587
#   Nikon Corp........................................   329,400   3,918,110
    Nippo Corp........................................   151,000   2,656,180
    Nippon Air Conditioning Services Co., Ltd.........     2,600      25,207
    Nippon Beet Sugar Manufacturing Co., Ltd..........   283,000     472,452
    Nippon Carbide Industries Co., Inc................   230,000     400,578
    Nippon Carbon Co., Ltd............................   299,000     864,660
    Nippon Chemi-Con Corp.............................   505,000   1,370,255
#   Nippon Chemical Industrial Co., Ltd...............   249,000     433,395
    Nippon Chemiphar Co., Ltd.........................    70,000     422,589

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Nippon Chutetsukan K.K............................    46,000 $    81,612
#   Nippon Coke & Engineering Co., Ltd................   526,800     488,439
#   Nippon Concrete Industries Co., Ltd...............   118,900     488,798
    Nippon Denko Co., Ltd.............................   375,550     856,617
    Nippon Densetsu Kogyo Co., Ltd....................    83,200   1,485,447
    Nippon Electric Glass Co., Ltd....................   914,000   4,434,997
    Nippon Express Co., Ltd...........................   829,000   4,382,300
    Nippon Felt Co., Ltd..............................    15,100      64,918
    Nippon Filcon Co., Ltd............................    16,300      69,183
    Nippon Fine Chemical Co., Ltd.....................    23,700     179,404
    Nippon Flour Mills Co., Ltd.......................   391,000   2,601,224
    Nippon Gas Co., Ltd...............................    58,600   1,942,076
    Nippon Hume Corp..................................    52,200     325,296
    Nippon Kanzai Co., Ltd............................     8,000     198,188
    Nippon Kasei Chemical Co., Ltd....................    26,000      31,643
    Nippon Kayaku Co., Ltd............................   292,000   2,957,975
#*  Nippon Kinzoku Co., Ltd...........................   131,000     157,389
    Nippon Kodoshi Corp...............................    11,200      97,794
#   Nippon Koei Co., Ltd..............................   212,000     783,010
    Nippon Konpo Unyu Soko Co., Ltd...................   152,700   2,640,074
    Nippon Koshuha Steel Co., Ltd.....................   271,000     251,264
    Nippon Light Metal Holdings Co., Ltd.............. 1,508,900   2,504,863
#   Nippon Paint Holdings Co., Ltd....................    97,500   2,794,563
    Nippon Paper Industries Co., Ltd..................   261,902   4,297,289
#   Nippon Parking Development Co., Ltd...............   335,600     457,767
    Nippon Pillar Packing Co., Ltd....................    47,100     413,999
    Nippon Piston Ring Co., Ltd.......................   251,000     432,775
    Nippon Rietec Co., Ltd............................     3,000      20,935
    Nippon Road Co., Ltd. (The).......................   204,000   1,030,804
    Nippon Seiki Co., Ltd.............................    61,000   1,218,758
    Nippon Seisen Co., Ltd............................    57,000     258,643
#   Nippon Sharyo, Ltd................................   160,000     486,218
#*  Nippon Sheet Glass Co., Ltd....................... 2,292,000   2,363,697
    Nippon Shokubai Co., Ltd..........................   227,000   3,352,478
    Nippon Signal Co., Ltd............................   119,600   1,265,937
    Nippon Soda Co., Ltd..............................   328,000   1,960,958
    Nippon Steel & Sumikin Bussan Corp................   529,000   1,792,250
*   Nippon Steel & Sumikin Texeng Co., Ltd............   106,000     526,438
    Nippon Steel & Sumitomo Metal Corp................ 7,113,540  16,802,688
    Nippon Suisan Kaisha, Ltd.........................   922,000   2,904,604
    Nippon Synthetic Chemical Industry Co., Ltd.
       (The)..........................................   166,000   1,049,823
    Nippon Systemware Co., Ltd........................     6,700      60,759
    Nippon Telegraph & Telephone Corp.................    80,600   3,104,126
    Nippon Telegraph & Telephone Corp. ADR............    76,500   2,955,195
#   Nippon Thompson Co., Ltd..........................   214,000   1,055,693
    Nippon Tungsten Co., Ltd..........................    31,000      48,253
    Nippon Valqua Industries, Ltd.....................   165,000     430,943
#*  Nippon Yakin Kogyo Co., Ltd.......................   347,800     611,545
    Nippon Yusen K.K.................................. 2,202,904   6,021,830
    Nipro Corp........................................   435,600   4,601,763
    Nishi-Nippon City Bank, Ltd. (The)................ 2,102,000   6,383,540
    Nishi-Nippon Railroad Co., Ltd....................   559,000   2,764,612
    Nishimatsu Construction Co., Ltd..................   639,000   2,332,866

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Nishimatsuya Chain Co., Ltd.......................    91,100 $   876,378
    Nishio Rent All Co., Ltd..........................    53,400   1,367,185
    Nissan Chemical Industries, Ltd...................   192,700   4,225,877
    Nissan Motor Co., Ltd............................. 2,248,900  21,397,214
    Nissan Shatai Co., Ltd............................   141,500   1,793,387
    Nissan Tokyo Sales Holdings Co., Ltd..............    36,000     110,035
    Nissei ASB Machine Co., Ltd.......................    28,400     556,680
    Nissei Build Kogyo Co., Ltd.......................   174,000     548,509
#   Nissei Plastic Industrial Co., Ltd................    29,000     239,036
#   Nissha Printing Co., Ltd..........................    94,300   1,681,803
    Nisshin Fudosan Co................................    65,400     225,279
    Nisshin Oillio Group, Ltd. (The)..................   336,000   1,451,903
    Nisshin Seifun Group, Inc.........................   424,145   6,079,095
    Nisshin Steel Co., Ltd............................   261,374   3,023,751
    Nisshinbo Holdings, Inc...........................   290,000   3,212,584
    Nissin Corp.......................................   115,000     361,570
    Nissin Electric Co., Ltd..........................   121,000     724,978
    Nissin Foods Holdings Co., Ltd....................    31,175   1,404,863
    Nissin Kogyo Co., Ltd.............................   125,300   1,963,082
    Nissin Sugar Co., Ltd.............................     4,900     115,012
    Nissui Pharmaceutical Co., Ltd....................    22,300     259,046
    Nitori Holdings Co., Ltd..........................    32,300   2,895,685
    Nitta Corp........................................    37,900     969,992
#   Nitta Gelatin, Inc................................    27,800     166,785
    Nittan Valve Co., Ltd.............................    27,500     101,078
    Nittetsu Mining Co., Ltd..........................   180,000     846,159
    Nitto Boseki Co., Ltd.............................   303,000   1,621,195
    Nitto Denko Corp..................................   130,200   9,853,919
#   Nitto FC Co., Ltd.................................     3,400      21,887
    Nitto Kogyo Corp..................................    78,600   1,735,774
    Nitto Kohki Co., Ltd..............................    25,700     555,873
    Nitto Seiko Co., Ltd..............................    47,000     122,481
    Nittoc Construction Co., Ltd......................   114,949     435,206
    Nittoku Engineering Co., Ltd......................    41,600     419,143
    NJS Co., Ltd......................................     9,000     106,026
    NOF Corp..........................................   342,000   2,832,051
    Nohmi Bosai, Ltd..................................    57,600     666,548
#   Nojima Corp.......................................    33,600     378,627
    NOK Corp..........................................   145,900   4,273,574
#   Nomura Co., Ltd...................................    66,100     973,696
    Nomura Holdings, Inc.............................. 1,804,200  12,919,695
#   Nomura Holdings, Inc. ADR.........................   389,917   2,807,402
    Nomura Real Estate Holdings, Inc..................   243,200   4,849,864
    Nomura Research Institute, Ltd....................    43,500   1,784,210
    Noritake Co., Ltd.................................   285,000     666,444
    Noritz Corp.......................................    82,500   1,355,901
    North Pacific Bank, Ltd...........................   940,400   4,130,394
    NS Solutions Corp.................................    36,600   1,443,236
    NS United Kaiun Kaisha, Ltd.......................   346,000     781,301
    NSD Co., Ltd......................................    68,639     921,756
    NSK, Ltd..........................................   360,200   4,648,175
    NTN Corp.......................................... 1,455,000   8,261,919
    NTT Data Corp.....................................    74,100   3,540,427

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    NTT DOCOMO, Inc................................... 1,305,900 $27,574,514
    NTT DOCOMO, Inc. Sponsored ADR....................    43,500     916,545
    NTT Urban Development Corp........................   123,000   1,208,908
#   NuFlare Technology, Inc...........................    11,700     472,540
    OAK Capital Corp..................................    63,700     161,108
    Obara Group, Inc..................................    21,700   1,008,823
    Obayashi Corp.....................................   546,000   4,202,145
    Obayashi Road Corp................................    92,000     490,825
    Obic Co., Ltd.....................................    64,400   3,055,466
    Odakyu Electric Railway Co., Ltd..................   277,000   2,770,559
#   Odelic Co., Ltd...................................    10,100     324,011
    Oenon Holdings, Inc...............................   131,000     226,065
    Ogaki Kyoritsu Bank, Ltd. (The)...................   784,000   2,806,044
    Ohara, Inc........................................    15,100      73,201
    Ohashi Technica, Inc..............................    11,200     141,097
    Ohba Co., Ltd.....................................     5,500      20,939
    Ohsho Food Service Corp...........................    26,900     902,233
    OIE Sangyo Co., Ltd...............................     1,200       8,807
    Oiles Corp........................................    60,101     973,489
#   Oita Bank, Ltd. (The).............................   383,000   1,651,656
    Oji Holdings Corp................................. 1,582,000   6,916,996
    Okabe Co., Ltd....................................    93,700     749,236
    Okamoto Industries, Inc...........................   140,000     655,212
    Okamoto Machine Tool Works, Ltd...................    56,000      97,979
    Okamura Corp......................................   144,600   1,286,077
    Okasan Securities Group, Inc......................   179,000   1,279,580
#   Okaya Electric Industries Co., Ltd................     6,700      22,529
    Oki Electric Industry Co., Ltd.................... 1,312,000   2,696,478
    Okinawa Cellular Telephone Co.....................     6,900     210,887
    Okinawa Electric Power Co., Inc. (The)............    58,620   1,464,741
#   OKK Corp..........................................   250,000     354,531
    OKUMA Corp........................................   366,000   3,547,317
    Okumura Corp......................................   453,000   2,244,974
    Okura Industrial Co., Ltd.........................    87,000     236,462
    Okuwa Co., Ltd....................................    38,000     311,938
    Olympic Group Corp................................    18,200     107,331
    Olympus Corp......................................    99,300   3,799,557
    Omron Corp........................................   118,500   4,643,219
    ONO Sokki Co., Ltd................................    17,700     142,930
    Onoken Co., Ltd...................................    49,500     460,441
#   Onward Holdings Co., Ltd..........................   388,000   2,514,605
    Open House Co., Ltd...............................    10,400     172,666
    OPT Holding, Inc..................................    48,000     252,847
    Optex Co., Ltd....................................    21,900     485,974
    Oracle Corp. Japan................................    19,300     812,235
    Organo Corp.......................................   108,000     438,888
    Oriental Land Co., Ltd............................    45,400   2,879,554
    Origin Electric Co., Ltd..........................    82,000     257,712
    Osaka Gas Co., Ltd................................   805,000   3,218,836
    Osaka Organic Chemical Industry, Ltd..............    16,800      98,156
    Osaka Steel Co., Ltd..............................    35,000     579,342
    OSAKA Titanium Technologies Co., Ltd..............    34,100     889,240
#   Osaki Electric Co., Ltd...........................   108,000     573,635

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#   OSG Corp..........................................   166,800 $ 3,553,561
    Otsuka Corp.......................................    34,300   1,800,258
    Otsuka Holdings Co., Ltd..........................   190,600   6,843,488
    Outsourcing, Inc..................................    12,200     239,302
    Pacific Industrial Co., Ltd.......................   126,800   1,238,226
#*  Pacific Metals Co., Ltd...........................   485,000   1,470,160
    Pack Corp. (The)..................................    29,100     597,021
#   Pal Co., Ltd......................................    38,600   1,218,011
    Paltac Corp.......................................    95,058   1,850,287
    PanaHome Corp.....................................   206,000   1,296,410
    Panasonic Corp....................................   792,300   9,257,506
#   Panasonic Corp. Sponsored ADR.....................   198,153   2,312,446
    Panasonic Industrial Devices SUNX Co., Ltd........    46,400     299,141
    Paramount Bed Holdings Co., Ltd...................    42,400   1,266,111
    Parco Co., Ltd....................................    68,200     677,986
    Paris Miki Holdings, Inc..........................    44,400     167,593
    Park24 Co., Ltd...................................   107,300   1,950,996
#   Pasco Corp........................................    59,000     169,554
    Pasona Group, Inc.................................    66,500     700,794
    Pegasus Sewing Machine Manufacturing Co., Ltd.....    13,800      63,890
    Penta-Ocean Construction Co., Ltd.................   533,600   2,184,007
    PIA Corp..........................................     1,500      28,710
    Pigeon Corp.......................................    94,600   2,876,474
    Pilot Corp........................................    53,400   2,085,873
    Piolax, Inc.......................................    23,300   1,200,735
*   Pioneer Corp...................................... 1,102,200   2,061,477
    Plenus Co., Ltd...................................    56,900     957,574
    Pocket Card Co., Ltd..............................    18,400      90,927
#   Pola Orbis Holdings, Inc..........................    31,800   1,942,820
#   Press Kogyo Co., Ltd..............................   314,400   1,373,078
    Pressance Corp....................................    21,800     772,462
    Prestige International, Inc.......................    39,300     355,038
    Prima Meat Packers, Ltd...........................   558,000   1,830,701
    Pronexus, Inc.....................................    30,900     211,782
    Proto Corp........................................    16,400     256,575
#   PS Mitsubishi Construction Co., Ltd...............    70,800     232,994
    Qol Co., Ltd......................................    23,500     398,035
    Raito Kogyo Co., Ltd..............................   152,000   1,135,661
    Rakuten, Inc......................................   179,800   2,889,391
*   Rasa Industries, Ltd..............................   248,000     291,886
    Raysum Co., Ltd...................................    25,900     254,584
    Relo Holdings, Inc................................    18,000   1,933,036
    Renaissance, Inc..................................    14,100     165,119
    Rengo Co., Ltd....................................   689,710   2,670,305
#*  Renown, Inc.......................................   147,900     219,437
    Resona Holdings, Inc.............................. 2,183,200  12,002,639
    Resorttrust, Inc..................................   121,100   2,992,627
    Rheon Automatic Machinery Co., Ltd................    27,000     130,313
    Rhythm Watch Co., Ltd.............................   102,000     139,828
#   Riberesute Corp...................................    11,600      73,343
    Ricoh Co., Ltd.................................... 1,539,119  15,184,552
    Ricoh Leasing Co., Ltd............................    43,300   1,379,278
    Right On Co., Ltd.................................    33,100     277,370

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Riken Corp........................................ 230,000 $  869,675
    Riken Keiki Co., Ltd..............................   9,000    105,430
#   Riken Technos Corp................................  93,200    391,724
#   Riken Vitamin Co., Ltd............................  12,600    405,191
#   Ringer Hut Co., Ltd...............................  18,300    432,246
    Rinnai Corp.......................................  16,300  1,152,254
#   Rion Co., Ltd.....................................  17,300    268,869
    Riso Kagaku Corp..................................  74,558  1,420,783
#*  Riso Kyoiku Co., Ltd..............................  40,950    101,983
    Rock Field Co., Ltd...............................  25,200    655,823
    Rohm Co., Ltd.....................................   2,600    150,328
    Rohto Pharmaceutical Co., Ltd..................... 167,400  2,972,202
    Rokko Butter Co., Ltd.............................   9,500    134,301
    Roland DG Corp....................................  37,900    928,798
    Round One Corp.................................... 259,800  1,277,989
#   Royal Holdings Co., Ltd...........................  53,500    934,199
    Ryobi, Ltd........................................ 410,000  1,675,930
    Ryoden Trading Co., Ltd...........................  71,000    559,433
    Ryohin Keikaku Co., Ltd...........................  15,575  3,319,169
    Ryosan Co., Ltd...................................  81,700  2,110,547
#   S Foods, Inc......................................  36,100    730,496
    Sac's Bar Holdings, Inc...........................  44,600    831,891
    Saibu Gas Co., Ltd................................ 337,000    798,860
    Saizeriya Co., Ltd................................  70,000  1,629,246
    Sakai Chemical Industry Co., Ltd.................. 283,000    919,575
#   Sakai Heavy Industries, Ltd....................... 100,000    196,632
    Sakai Moving Service Co., Ltd.....................  13,300    625,193
    Sakai Ovex Co., Ltd............................... 189,000    301,568
    Sakata INX Corp...................................  86,300    681,716
#   Sakata Seed Corp..................................  87,900  1,618,956
    Sala Corp.........................................  56,500    270,648
#   SAMTY Co., Ltd....................................  33,000    282,063
    San Holdings, Inc.................................   1,800     25,085
    San-A Co., Ltd....................................  37,800  1,958,574
    San-Ai Oil Co., Ltd............................... 149,000  1,040,163
    San-In Godo Bank, Ltd. (The)...................... 375,000  3,795,254
#   Sanden Holdings Corp.............................. 375,000  1,599,325
    Sanei Architecture Planning Co., Ltd..............   8,700    101,792
    Sangetsu Co., Ltd................................. 130,600  2,151,853
    Sanken Electric Co., Ltd.......................... 377,000  2,095,926
    Sanki Engineering Co., Ltd........................ 102,300    822,913
#   Sanko Marketing Foods Co., Ltd....................  10,800     81,821
    Sanko Metal Industrial Co., Ltd...................  38,000     70,481
    Sankyo Co., Ltd...................................  64,200  2,435,032
    Sankyo Seiko Co., Ltd.............................  54,900    214,139
#   Sankyo Tateyama, Inc..............................  73,000  1,080,094
    Sankyu, Inc....................................... 814,000  4,619,788
    Sanoh Industrial Co., Ltd.........................  63,500    418,291
#   Sanrio Co., Ltd...................................  55,600  1,545,137
#   Sansha Electric Manufacturing Co., Ltd............  12,400     91,375
    Sanshin Electronics Co., Ltd......................  73,800    797,608
    Santen Pharmaceutical Co., Ltd....................  95,000  1,397,643
    Sanwa Holdings Corp............................... 528,300  4,002,295

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Sanyo Chemical Industries, Ltd....................   164,000 $ 1,189,503
    Sanyo Denki Co., Ltd..............................   110,000     709,608
    Sanyo Electric Railway Co., Ltd...................    62,000     236,006
    Sanyo Housing Nagoya Co., Ltd.....................    12,600     115,538
    Sanyo Industries, Ltd.............................    15,000      25,879
    Sanyo Shokai, Ltd.................................   327,000     896,390
    Sanyo Special Steel Co., Ltd......................   362,000   1,591,794
    Sapporo Holdings, Ltd............................. 1,104,000   4,200,011
    Sata Construction Co., Ltd........................   145,000     150,814
    Sato Holdings Corp................................    54,000   1,280,799
    Sato Restaurant Systems Co., Ltd..................    37,300     284,600
    Sato Shoji Corp...................................    19,700     127,406
    Satori Electric Co., Ltd..........................    35,900     273,200
#   Sawada Holdings Co., Ltd..........................    60,100     601,157
    Sawai Pharmaceutical Co., Ltd.....................    53,300   3,262,493
#   Saxa Holdings, Inc................................   125,000     286,500
    SBI Holdings, Inc.................................   514,780   7,148,580
    SBS Holdings, Inc.................................    49,400     419,757
    SCREEN Holdings Co., Ltd..........................   323,000   1,697,298
    Scroll Corp.......................................    47,000     141,234
    SCSK Corp.........................................    49,659   1,776,994
    Secom Co., Ltd....................................    55,500   3,733,832
    Secom Joshinetsu Co., Ltd.........................     1,500      45,375
    Sega Sammy Holdings, Inc..........................   181,412   2,263,312
    Seibu Electric Industry Co., Ltd..................    16,000      59,252
    Seika Corp........................................   109,000     266,410
    Seikitokyu Kogyo Co., Ltd.........................   117,499     523,036
    Seiko Epson Corp..................................   373,400   6,597,233
#   Seiko Holdings Corp...............................   480,000   2,568,904
    Seino Holdings Co., Ltd...........................   322,700   3,711,571
    Seiren Co., Ltd...................................   109,600   1,084,902
    Sekisui Chemical Co., Ltd.........................   694,000   7,699,974
#   Sekisui House, Ltd................................   571,200   8,485,300
    Sekisui Jushi Corp................................    68,900     934,513
    Sekisui Plastics Co., Ltd.........................   114,000     412,470
    Senko Co., Ltd....................................   287,000   1,896,992
#   Senshu Electric Co., Ltd..........................     9,500     162,998
    Senshu Ikeda Holdings, Inc........................   701,160   3,197,524
#   Senshukai Co., Ltd................................    72,900     477,413
    Seria Co., Ltd....................................    28,500   1,285,808
    Seven & I Holdings Co., Ltd.......................   233,352  10,767,176
    Seven Bank, Ltd...................................   309,600   1,474,552
#*  Sharp Corp........................................ 2,065,000   2,732,452
    Shibaura Electronics Co., Ltd.....................     2,800      43,974
#   Shibaura Mechatronics Corp........................    72,000     147,387
    Shibusawa Warehouse Co., Ltd. (The)...............    99,000     285,209
#   Shibuya Kogyo Co., Ltd............................    30,500     538,630
    Shidax Corp.......................................    17,900      75,949
    Shiga Bank, Ltd. (The)............................   594,000   3,161,161
    Shikibo, Ltd......................................   344,000     332,975
    Shikoku Bank, Ltd. (The)..........................   465,000   1,004,414
    Shikoku Chemicals Corp............................    76,000     662,915
    Shikoku Electric Power Co., Inc...................   188,500   3,172,123

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Shima Seiki Manufacturing, Ltd....................    79,500 $ 1,237,725
    Shimachu Co., Ltd.................................   121,600   3,370,507
    Shimadzu Corp.....................................   313,000   4,659,395
    Shimamura Co., Ltd................................    48,200   4,973,250
    Shimano, Inc......................................    24,500   3,396,506
    Shimizu Bank, Ltd. (The)..........................    17,400     515,438
    Shimizu Corp......................................   368,000   3,227,340
    Shimojima Co., Ltd................................     1,500      13,094
    Shin Nippon Air Technologies Co., Ltd.............    24,900     208,609
    Shin-Etsu Chemical Co., Ltd.......................    88,400   5,286,319
    Shin-Etsu Polymer Co., Ltd........................    61,400     315,418
    Shin-Keisei Electric Railway Co., Ltd.............    26,000      89,096
    Shinagawa Refractories Co., Ltd...................   137,000     320,219
    Shindengen Electric Manufacturing Co., Ltd........   252,000   1,169,310
    Shinko Electric Industries Co., Ltd...............   236,300   1,762,889
    Shinko Plantech Co., Ltd..........................    93,400     770,702
    Shinko Shoji Co., Ltd.............................    59,500     618,129
#   Shinko Wire Co., Ltd..............................    47,000      64,048
    Shinmaywa Industries, Ltd.........................   237,000   2,398,837
    Shinnihon Corp....................................    88,600     424,836
    Shinsei Bank, Ltd................................. 1,642,000   3,587,366
    Shinsho Corp......................................   115,000     256,858
    Shinwa Co., Ltd...................................     5,000      81,481
    Shionogi & Co., Ltd...............................   217,000   8,645,232
    Ship Healthcare Holdings, Inc.....................   114,000   2,415,983
    Shiroki Corp......................................    93,000     269,745
    Shiseido Co., Ltd.................................   247,100   5,976,932
    Shizuki Electric Co., Inc.........................    29,000     149,044
    Shizuoka Bank, Ltd. (The).........................   548,000   6,189,973
    Shizuoka Gas Co., Ltd.............................   154,300   1,105,704
    Shobunsha Publications, Inc.......................    15,400     109,573
    Shochiku Co., Ltd.................................    13,000     106,703
    Shoei Foods Corp..................................     2,200      23,026
#   Shofu, Inc........................................     6,400      71,185
#   Shoko Co., Ltd....................................   147,000     133,954
    Showa Aircraft Industry Co., Ltd..................    10,553     106,154
    Showa Corp........................................   170,600   1,570,786
    Showa Denko KK.................................... 4,499,000   5,545,982
    Showa Sangyo Co., Ltd.............................   158,000     656,431
    Showa Shell Sekiyu K.K............................   379,400   3,562,784
    Siix Corp.........................................    42,500   1,033,286
#   Sinanen Co., Ltd..................................   112,000     424,546
#   Sinfonia Technology Co., Ltd......................   255,000     445,612
    Sinko Industries, Ltd.............................    44,200     453,873
    Sintokogio, Ltd...................................   137,400   1,178,524
    SKY Perfect JSAT Holdings, Inc....................   455,300   2,285,502
    SMC Corp..........................................     6,200   1,570,577
    SMK Corp..........................................   154,000     706,777
    SMS Co., Ltd......................................    38,000     535,214
    Soda Nikka Co., Ltd...............................    13,000      53,358
    Sodick Co., Ltd...................................   143,000   1,084,554
#   Soft99 Corp.......................................    10,600      67,217
    SoftBank Group Corp...............................   216,432  11,963,071

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#   Softbank Technology Corp..........................     8,700 $    97,100
*   Softbrain Co., Ltd................................    48,800      74,783
    Software Service, Inc.............................     4,600     202,213
    Sogo Medical Co., Ltd.............................    36,000   1,230,623
    Sohgo Security Services Co., Ltd..................    97,200   4,309,839
    Sojitz Corp....................................... 2,738,300   6,317,950
    Sompo Japan Nipponkoa Holdings, Inc...............   284,300  10,016,709
*   Sony Corp.........................................   611,200  17,325,328
*   Sony Corp. Sponsored ADR..........................   344,389   9,763,428
    Sony Financial Holdings, Inc......................   175,100   3,347,204
    Soshin Electric Co., Ltd..........................     4,300      13,871
#   Sotetsu Holdings, Inc.............................   419,000   2,468,121
    Sotoh Co., Ltd....................................       700       5,809
    Sourcenext Corp...................................    16,300      89,881
    Space Co., Ltd....................................    10,300     102,558
#   Sparx Group Co., Ltd..............................   116,200     346,394
    SPK Corp..........................................     5,700     108,039
    Square Enix Holdings Co., Ltd.....................    84,900   2,135,303
#   Srg Takamiya Co., Ltd.............................    21,200     125,317
    ST Corp...........................................    14,600     126,228
    St Marc Holdings Co., Ltd.........................    50,200   1,747,234
    Stanley Electric Co., Ltd.........................   194,900   4,160,664
    Star Mica Co., Ltd................................     1,300      13,904
    Star Micronics Co., Ltd...........................    64,200     982,845
    Start Today Co., Ltd..............................    62,000   1,984,428
    Starts Corp., Inc.................................    56,600     971,455
    Starzen Co., Ltd..................................   167,000     541,475
    Stella Chemifa Corp...............................    29,700     315,794
    Step Co., Ltd.....................................     5,400      46,535
    Studio Alice Co., Ltd.............................    35,800     638,824
    Sugi Holdings Co., Ltd............................    26,400   1,344,810
    Sugimoto & Co., Ltd...............................    10,300     119,664
#   Sumco Corp........................................   164,960   1,646,981
#   Sumida Corp.......................................    61,500     461,350
    Suminoe Textile Co., Ltd..........................   145,000     380,926
*   Sumiseki Holdings, Inc............................   116,200     114,432
    Sumitomo Bakelite Co., Ltd........................   604,000   2,526,763
#   Sumitomo Chemical Co., Ltd........................ 3,156,000  18,003,591
    Sumitomo Corp.....................................   577,900   6,560,499
#   Sumitomo Dainippon Pharma Co., Ltd................   153,900   1,840,365
    Sumitomo Densetsu Co., Ltd........................    51,500     692,732
    Sumitomo Electric Industries, Ltd................. 1,012,500  15,101,102
    Sumitomo Forestry Co., Ltd........................   288,700   3,423,744
    Sumitomo Heavy Industries, Ltd....................   882,480   4,453,925
    Sumitomo Metal Mining Co., Ltd....................   476,000   6,399,930
    Sumitomo Mitsui Construction Co., Ltd............. 1,327,000   1,667,927
    Sumitomo Mitsui Financial Group, Inc..............   817,470  36,862,981
    Sumitomo Mitsui Trust Holdings, Inc............... 2,771,730  12,873,640
    Sumitomo Osaka Cement Co., Ltd.................... 1,337,000   5,012,723
    Sumitomo Precision Products Co., Ltd..............   100,000     378,776
    Sumitomo Real Estate Sales Co., Ltd...............    30,580     815,073
    Sumitomo Realty & Development Co., Ltd............    68,000   2,385,313
    Sumitomo Riko Co, Ltd.............................   119,300     961,908

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Sumitomo Rubber Industries, Ltd...................   340,400 $ 5,129,138
#   Sumitomo Seika Chemicals Co., Ltd.................   171,000   1,170,384
    Sumitomo Warehouse Co., Ltd. (The)................   255,000   1,377,667
#   Sun Frontier Fudousan Co., Ltd....................    73,700     595,687
    Sun-Wa Technos Corp...............................    17,100     164,942
    Suncall Corp......................................     5,000      27,133
    Sundrug Co., Ltd..................................    33,700   1,962,844
    Suntory Beverage & Food, Ltd......................    35,200   1,486,923
    Suruga Bank, Ltd..................................   136,700   2,935,361
    Suzuken Co., Ltd..................................   150,220   5,315,251
    Suzuki Motor Corp.................................   266,100   9,263,474
#*  SWCC Showa Holdings Co., Ltd......................   714,000     523,823
    Sysmex Corp.......................................    59,900   3,876,145
    Systena Corp......................................    37,400     353,131
    T Hasegawa Co., Ltd...............................    31,700     461,326
    T RAD Co., Ltd....................................   178,000     337,303
    T&D Holdings, Inc.................................   683,110  10,402,220
#   T&K Toka Co., Ltd.................................    19,500     360,692
    T-Gaia Corp.......................................    43,700     760,468
    Tabuchi Electric Co., Ltd.........................    39,000     376,570
    Tachi-S Co., Ltd..................................    75,200   1,041,160
    Tachibana Eletech Co., Ltd........................    41,980     474,546
    Tadano, Ltd.......................................   264,421   4,260,298
    Taiheiyo Cement Corp.............................. 2,662,000   8,776,689
    Taiheiyo Kouhatsu, Inc............................   154,000     117,948
    Taiho Kogyo Co., Ltd..............................    51,900     672,690
#   Taikisha, Ltd.....................................    54,900   1,221,050
    Taiko Bank, Ltd. (The)............................   112,000     230,373
#   Taiko Pharmaceutical Co., Ltd.....................    28,500     440,305
    Taisei Corp.......................................   543,399   3,193,277
    Taisei Lamick Co., Ltd............................     6,300     147,003
    Taiyo Holdings Co., Ltd...........................    23,300     942,380
    Taiyo Nippon Sanso Corp...........................    18,000     211,412
#   Taiyo Yuden Co., Ltd..............................   321,400   4,026,226
#   Takagi Securities Co., Ltd........................   113,000     233,168
    Takamatsu Construction Group Co., Ltd.............    14,600     303,272
    Takano Co., Ltd...................................     1,100       7,437
#   Takaoka Toko Holdings Co., Ltd....................    19,874     253,217
    Takara Holdings, Inc..............................   229,200   1,885,400
    Takara Leben Co., Ltd.............................   179,100     948,897
    Takara Standard Co., Ltd..........................   230,895   1,617,749
    Takasago International Corp.......................   162,000     717,421
    Takasago Thermal Engineering Co., Ltd.............   133,700   1,778,108
    Takashima & Co., Ltd..............................    80,000     182,506
    Takashimaya Co., Ltd..............................   565,000   5,404,867
#*  Takata Corp.......................................    83,700     846,899
    Take And Give Needs Co., Ltd......................    29,940     191,568
    Takeda Pharmaceutical Co., Ltd....................   134,900   6,786,996
    Takeei Corp.......................................    51,900     548,378
    Takeuchi Manufacturing Co., Ltd...................    30,700   1,886,225
    Takihyo Co., Ltd..................................     5,000      19,035
    Takiron Co., Ltd..................................   120,000     516,547
    Takisawa Machine Tool Co., Ltd....................   159,000     279,312

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Takuma Co., Ltd...................................   173,000 $1,126,797
#   Tama Home Co., Ltd................................    44,300    196,960
    Tamron Co., Ltd...................................    41,200    860,325
    Tamura Corp.......................................   199,000    711,851
#   Tanseisha Co., Ltd................................   106,649    785,401
#*  TASAKI & Co., Ltd.................................     8,100    137,759
    Tatsuta Electric Wire and Cable Co., Ltd..........   114,100    464,425
    Tayca Corp........................................    74,000    314,360
    TBK Co., Ltd......................................    48,700    223,745
    TDK Corp..........................................    89,500  6,258,243
#   TDK Corp. Sponsored ADR...........................    46,731  3,315,097
#*  Teac Corp.........................................    26,000     10,058
    TECHNO ASSOCIE Co., Ltd...........................     3,000     30,062
    Techno Medica Co., Ltd............................       500     11,956
    Techno Ryowa, Ltd.................................     8,870     51,020
    Teijin, Ltd....................................... 2,490,750  9,090,434
    Teikoku Electric Manufacturing Co., Ltd...........    31,900    238,209
    Teikoku Sen-I Co., Ltd............................     3,200     45,520
    Teikoku Tsushin Kogyo Co., Ltd....................    70,000    123,981
#   Terumo Corp.......................................   120,500  3,106,368
    THK Co., Ltd......................................   189,000  3,661,372
    Tigers Polymer Corp...............................     6,200     37,396
    Titan Kogyo K.K...................................     8,000     14,451
    TKC Corp..........................................    18,400    528,824
#   Toa Corp.(6894434)................................    49,700    532,216
    Toa Corp.(6894508)................................   592,000  1,001,877
#   Toa Oil Co., Ltd..................................   198,000    266,557
    TOA ROAD Corp.....................................   138,000    515,093
#   Toabo Corp........................................    24,400    131,630
    Toagosei Co., Ltd.................................   270,750  2,103,044
#*  Tobishima Corp....................................   392,900    639,528
    Tobu Railway Co., Ltd.............................   434,000  2,086,634
#   Tobu Store Co., Ltd...............................    41,000    108,156
    TOC Co., Ltd......................................    99,200    630,101
    Tocalo Co., Ltd...................................    45,100    926,494
    Tochigi Bank, Ltd. (The)..........................   242,000  1,341,896
    Toda Corp.........................................   541,000  2,476,714
#   Toda Kogyo Corp...................................   149,000    410,643
    Toei Animation Co., Ltd...........................     4,100    129,326
    Toei Co., Ltd.....................................   170,000  1,217,088
    Toell Co., Ltd....................................    10,800     73,462
    Toenec Corp.......................................    65,000    421,039
    Togami Electric Manufacturing Co., Ltd............    16,000     64,774
    Toho Bank, Ltd. (The).............................   545,000  2,390,164
    Toho Co., Ltd.(6895200)...........................    43,700  1,033,908
    Toho Co., Ltd.(6895211)...........................     9,000    177,788
    Toho Gas Co., Ltd.................................   431,000  2,574,772
    Toho Holdings Co., Ltd............................   125,100  3,111,605
    Toho Zinc Co., Ltd................................   459,000  1,295,912
    Tohoku Bank, Ltd. (The)...........................   210,000    287,869
    Tohoku Electric Power Co., Inc....................   192,300  2,819,704
    Tohto Suisan Co., Ltd.............................    67,000    108,591
    Tokai Carbon Co., Ltd.............................   512,000  1,488,903

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Tokai Corp........................................  15,800 $  582,115
    TOKAI Holdings Corp............................... 242,200  1,005,763
    Tokai Lease Co., Ltd..............................  40,000     74,217
    Tokai Rika Co., Ltd............................... 144,200  3,623,162
    Tokai Tokyo Financial Holdings, Inc............... 248,600  1,898,848
    Token Corp........................................  20,470  1,338,483
    Tokio Marine Holdings, Inc........................ 217,612  9,062,031
#   Tokio Marine Holdings, Inc. ADR...................  61,104  2,554,147
#   Toko, Inc.........................................  86,000    228,565
    Tokushu Tokai Paper Co., Ltd...................... 160,380    416,667
#*  Tokuyama Corp..................................... 757,000  1,379,371
    Tokyo Dome Corp................................... 505,000  2,124,667
*   Tokyo Electric Power Co., Inc..................... 610,612  4,380,164
#   Tokyo Electron Device, Ltd........................  18,000    247,569
    Tokyo Electron, Ltd...............................  88,400  4,880,207
    Tokyo Energy & Systems, Inc.......................  68,000    616,648
    Tokyo Gas Co., Ltd................................ 482,000  2,602,384
#   Tokyo Individualized Educational Institute, Inc...  19,500    103,358
#   Tokyo Keiki, Inc.................................. 197,000    402,351
#*  Tokyo Kikai Seisakusho, Ltd....................... 127,000     78,875
#   Tokyo Rakutenchi Co., Ltd.........................  43,000    172,717
#*  Tokyo Rope Manufacturing Co., Ltd................. 341,000    596,496
    Tokyo Sangyo Co., Ltd.............................  24,500    102,730
    Tokyo Seimitsu Co., Ltd...........................  97,200  1,928,553
    Tokyo Steel Manufacturing Co., Ltd................ 259,500  1,778,242
    Tokyo Tatemono Co., Ltd........................... 386,500  5,408,436
    Tokyo Tekko Co., Ltd.............................. 122,000    594,862
#   Tokyo Theatres Co., Inc........................... 207,000    238,739
#   Tokyo TY Financial Group, Inc.....................  62,674  1,990,113
    Tokyotokeiba Co., Ltd............................. 172,000    410,602
    Tokyu Construction Co., Ltd....................... 113,680    878,458
    Tokyu Corp........................................ 488,000  3,586,311
    Tokyu Fudosan Holdings Corp....................... 568,394  4,288,373
#   Tokyu Recreation Co., Ltd.........................  22,819    140,984
    Toli Corp.........................................  73,000    191,953
    Tomato Bank, Ltd.................................. 154,000    242,163
    Tomen Devices Corp................................   3,000     52,943
    Tomoe Corp........................................  60,500    204,850
    Tomoe Engineering Co., Ltd........................  15,600    206,896
#   Tomoegawa Co., Ltd................................  32,000     66,299
#   Tomoku Co., Ltd................................... 105,000    242,358
    TOMONY Holdings, Inc.............................. 399,300  1,769,609
#   Tomy Co., Ltd..................................... 198,000  1,091,561
    Tonami Holdings Co., Ltd..........................  98,000    331,912
    TonenGeneral Sekiyu K.K........................... 128,000  1,279,785
#   Topcon Corp.......................................  70,700  1,585,712
    Toppan Forms Co., Ltd............................. 141,700  1,922,029
    Toppan Printing Co., Ltd.......................... 509,000  4,423,184
    Topre Corp........................................ 107,000  2,072,011
    Topy Industries, Ltd.............................. 567,000  1,334,201
    Toray Industries, Inc............................. 904,000  7,193,460
    Toridoll.corp.....................................  33,000    473,495
    Torigoe Co., Ltd. (The)...........................  11,000     65,288

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#   Torishima Pump Manufacturing Co., Ltd.............    58,800 $   437,691
    Tose Co., Ltd.....................................     3,800      27,300
    Tosei Corp........................................    80,600     535,641
    Toshiba Corp...................................... 3,123,000   9,545,417
    Toshiba Machine Co., Ltd..........................   306,000   1,186,163
    Toshiba Plant Systems & Services Corp.............    84,900     999,648
    Toshiba TEC Corp..................................   411,000   2,155,231
    Tosho Co., Ltd....................................    11,100     268,274
#   Tosho Printing Co., Ltd...........................    77,000     287,088
    Tosoh Corp........................................ 1,353,000   7,053,334
    Totetsu Kogyo Co., Ltd............................    44,200     868,840
    TOTO, Ltd.........................................   220,000   3,580,978
    Tottori Bank, Ltd. (The)..........................   100,000     183,072
    Toukei Computer Co., Ltd..........................     3,200      56,139
    Tow Co., Ltd......................................    17,000      84,842
    Towa Bank, Ltd. (The).............................   883,000     839,765
#   Towa Corp.........................................    66,100     475,272
#   Towa Pharmaceutical Co., Ltd......................    33,100   2,530,111
#   Toyo Construction Co., Ltd........................   220,400     840,127
#   Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd........................................   104,000     327,879
#   Toyo Engineering Corp.............................   301,000     769,481
    Toyo Ink SC Holdings Co., Ltd.....................   658,000   2,619,801
    Toyo Kanetsu K.K..................................   292,000     529,639
    Toyo Kohan Co., Ltd...............................   120,100     543,530
    Toyo Machinery & Metal Co., Ltd...................    52,500     195,517
    Toyo Securities Co., Ltd..........................   215,000     733,041
#   Toyo Seikan Group Holdings, Ltd...................   347,600   5,416,300
    Toyo Sugar Refining Co., Ltd......................    29,000      28,999
    Toyo Suisan Kaisha, Ltd...........................    83,400   3,151,396
    Toyo Tanso Co., Ltd...............................    27,300     415,843
#   Toyo Tire & Rubber Co., Ltd.......................   233,800   5,124,074
    Toyo Wharf & Warehouse Co., Ltd...................   164,000     284,476
    Toyobo Co., Ltd................................... 2,545,000   3,795,430
    Toyoda Gosei Co., Ltd.............................   189,600   4,189,495
    Toyota Boshoku Corp...............................   184,300   3,342,320
    Toyota Motor Corp................................. 1,311,386  87,324,878
#   Toyota Motor Corp. Sponsored ADR..................   384,641  51,334,188
    Toyota Tsusho Corp................................   374,825   9,501,221
    TPR Co., Ltd......................................    71,200   2,085,223
    Trancom Co., Ltd..................................    18,900   1,080,995
    Transcosmos, Inc..................................    41,900   1,108,089
    Trend Micro, Inc..................................    48,800   1,786,176
#   Trend Micro, Inc. Sponsored ADR...................     3,540     129,918
    Trinity Industrial Corp...........................     3,000      11,818
    Trusco Nakayama Corp..............................    42,761   1,567,920
    Trust Tech, Inc...................................     2,200      44,772
    TS Tech Co., Ltd..................................   132,100   3,725,388
#   TSI Holdings Co., Ltd.............................   148,090   1,047,765
    Tsubakimoto Chain Co..............................   424,000   3,615,709
    Tsubakimoto Kogyo Co., Ltd........................    24,000      70,078
#*  Tsudakoma Corp....................................   119,000     126,574
    Tsugami Corp......................................   172,000     787,163
#   Tsukada Global Holdings, Inc......................    41,100     259,412

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Tsukamoto Corp. Co., Ltd..........................    37,000 $   43,262
    Tsukishima Kikai Co., Ltd.........................    59,500    588,340
    Tsukuba Bank, Ltd.................................   237,800    775,856
    Tsukui Corp.......................................    98,500    762,457
#   Tsumura & Co......................................   121,000  2,536,846
    Tsuruha Holdings, Inc.............................    35,100  3,081,460
    Tsurumi Manufacturing Co., Ltd....................    34,200    533,908
    Tv Tokyo Holdings Corp............................    14,800    233,401
    TYK Corp..........................................    34,000     57,765
    Tyo, Inc..........................................   127,900    205,268
#   U-Shin, Ltd.......................................     7,300     45,501
    UACJ Corp.........................................   797,144  1,881,780
    Ube Industries, Ltd............................... 2,705,200  4,731,387
    Uchida Yoko Co., Ltd..............................   119,000    391,477
    Uchiyama Holdings Co., Ltd........................    11,100     45,663
    UKC Holdings Corp.................................    31,200    658,164
    Ulvac, Inc........................................   149,500  2,159,137
    Unicharm Corp.....................................    66,500  1,596,499
    Uniden Holdings Corp..............................   151,000    264,321
    Union Tool Co.....................................    17,900    530,556
    Unipres Corp......................................   104,200  1,997,880
    United Arrows, Ltd................................    38,900  1,550,920
*   United Super Markets Holdings, Inc................    89,800    841,150
*   Unitika, Ltd...................................... 2,063,000    964,841
#   Universal Entertainment Corp......................    41,600  1,045,231
    Unizo Holdings Co., Ltd...........................    31,600  1,424,272
#   UNY Group Holdings Co., Ltd.......................   568,000  3,925,158
#*  Usen Corp.........................................   197,600    573,137
    Ushio, Inc........................................   230,500  2,824,008
    USS Co., Ltd......................................    93,200  1,636,559
#*  UT Group Co., Ltd.................................    38,400    206,942
    Utoc Corp.........................................    35,900    160,063
    Valor Co., Ltd....................................   115,100  2,822,814
#   Village Vanguard Co., Ltd.........................    11,900    156,020
    Vital KSK Holdings, Inc...........................    99,185    750,745
#   Vitec Co., Ltd....................................    10,600    123,719
    VT Holdings Co., Ltd..............................   217,100  1,346,551
    Wacoal Holdings Corp..............................   264,000  3,369,084
#   Wacom Co., Ltd....................................   399,400  1,479,868
#   Wakachiku Construction Co., Ltd...................   294,000    400,386
    Wakamoto Pharmaceutical Co., Ltd..................     9,000     20,907
    Wakita & Co., Ltd.................................    98,900    949,400
    Warabeya Nichiyo Co., Ltd.........................    38,100  1,024,538
#*  WATAMI Co., Ltd...................................    56,700    465,790
    WDB Holdings Co., Ltd.............................     2,600     28,579
    Weathernews, Inc..................................    11,100    379,838
    Welcia Holdings Co., Ltd..........................    29,492  1,507,763
#   Wellnet Corp......................................     6,900    169,348
#   West Holdings Corp................................    56,400    418,960
    West Japan Railway Co.............................    70,400  5,052,346
    Wood One Co., Ltd.................................    40,000     89,352
    Wowow, Inc........................................    18,000    528,327
    Xebio Co., Ltd....................................    79,300  1,497,999

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Y A C Co., Ltd....................................     9,900 $   74,478
#   Yachiyo Industry Co., Ltd.........................     4,800     41,249
    Yahagi Construction Co., Ltd......................    72,800    491,045
    Yahoo Japan Corp..................................   341,400  1,493,675
    Yaizu Suisankagaku Industry Co., Ltd..............     9,800     80,068
    Yakult Honsha Co., Ltd............................    20,800  1,380,211
    YAMABIKO Corp.....................................    22,235    895,472
#   Yamada Denki Co., Ltd............................. 1,620,200  6,191,016
#   Yamagata Bank, Ltd. (The).........................   404,000  1,704,011
#   Yamaguchi Financial Group, Inc....................   441,000  5,887,906
#   Yamaha Corp.......................................   298,900  7,034,875
    Yamaha Motor Co., Ltd.............................   270,500  6,136,956
    Yamaichi Electronics Co., Ltd.....................    64,100    600,075
    Yamanashi Chuo Bank, Ltd. (The)...................   413,000  1,891,795
    Yamatane Corp.....................................   306,000    508,358
    Yamato Corp.......................................    26,000     85,597
    Yamato Holdings Co., Ltd..........................   185,800  4,117,896
    Yamato Kogyo Co., Ltd.............................    92,800  2,178,617
#   Yamaya Corp.......................................    11,710    217,003
    Yamazaki Baking Co., Ltd..........................   223,000  3,552,651
    Yamazen Corp......................................   120,900  1,016,945
    Yaoko Co., Ltd....................................    35,600  1,759,160
    Yaskawa Electric Corp.............................   212,100  2,513,932
    Yasuda Logistics Corp.............................    26,200    221,735
    Yellow Hat, Ltd...................................    36,400    738,498
    Yokogawa Bridge Holdings Corp.....................    85,300    786,403
#   Yokogawa Electric Corp............................   191,200  2,144,871
    Yokohama Reito Co., Ltd...........................   124,900    982,367
    Yokohama Rubber Co., Ltd. (The)...................   316,000  6,249,570
    Yokowo Co., Ltd...................................    34,000    196,834
    Yomeishu Seizo Co., Ltd...........................     2,000     16,637
    Yomiuri Land Co., Ltd.............................   121,000    420,392
    Yondenko Corp.....................................    23,000     80,181
#   Yonekyu Corp......................................    13,800    312,808
#   Yonex Co., Ltd....................................     9,900    187,691
    Yorozu Corp.......................................    43,200    891,773
    Yoshinoya Holdings Co., Ltd.......................    85,600  1,028,002
    Yuasa Funashoku Co., Ltd..........................    16,000     50,837
    Yuasa Trading Co., Ltd............................    45,000  1,060,397
    Yuken Kogyo Co., Ltd..............................    85,000    172,674
    Yuki Gosei Kogyo Co., Ltd.........................    11,000     25,288
#   Yumeshin Holdings Co., Ltd........................    55,900    365,092
    Yurtec Corp.......................................   125,000  1,039,346
    Yusen Logistics Co., Ltd..........................    50,100    556,712
    Yushin Precision Equipment Co., Ltd...............     5,826    111,720
    Yushiro Chemical Industry Co., Ltd................    30,000    334,067
    Yutaka Foods Corp.................................     4,000     62,571
    Yutaka Giken Co., Ltd.............................       200      4,177
    Zappallas, Inc....................................    11,600     55,676
    Zenrin Co., Ltd...................................    57,000    765,318
#*  Zensho Holdings Co., Ltd..........................   299,000  2,895,392
    Zeon Corp.........................................   415,000  4,020,746
    ZERIA Pharmaceutical Co., Ltd.....................    40,499    592,005

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Zojirushi Corp....................................    29,000 $      447,969
#   Zuiko Corp........................................     6,500        241,646
                                                                 --------------
TOTAL JAPAN...........................................            3,245,355,828
                                                                 --------------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV............................   324,895     10,190,932
    Accell Group......................................    52,050      1,141,384
    Aegon NV(5927375)................................. 1,515,650     11,657,984
    Aegon NV(007924103)...............................   109,108        840,132
    Akzo Nobel NV.....................................   361,864     25,893,194
    Akzo Nobel NV Sponsored ADR.......................    68,609      1,634,266
*   AMG Advanced Metallurgical Group NV...............   106,471        895,842
    Amsterdam Commodities NV..........................    53,905      1,390,704
#*  APERAM SA.........................................   137,294      5,057,608
    Arcadis NV........................................   164,002      4,300,481
#   ArcelorMittal(B295F26)............................   636,410      5,740,418
#   ArcelorMittal(B03XPL1)............................   520,583      4,698,986
    ASM International NV(5165294).....................   125,449      5,640,745
    ASM International NV(N07045102)...................       343         15,473
    ASML Holding NV(B929F46)..........................    56,437      5,610,146
#   ASML Holding NV(B908F01)..........................    39,731      3,940,123
    BE Semiconductor Industries NV....................   103,790      2,468,246
    Beter Bed Holding NV..............................    17,652        432,423
    BinckBank NV......................................   195,457      1,851,391
    Boskalis Westminster NV...........................   248,209     12,126,848
#   Brunel International NV...........................    67,078      1,313,127
    Corbion NV........................................   184,782      3,883,798
    Delta Lloyd NV....................................   621,020     11,013,518
    DOCdata NV........................................       496         10,801
#*  Fugro NV..........................................   160,087      3,348,539
    Gemalto NV........................................    82,390      7,069,621
*   Grontmij NV.......................................   139,425        685,569
#*  Heijmans NV.......................................    65,966        807,332
    Heineken NV.......................................    69,053      5,430,299
    Hunter Douglas NV.................................     1,588         68,013
    ING Groep NV......................................   465,669      7,919,705
#   ING Groep NV Sponsored ADR........................ 1,450,175     24,623,971
    KAS Bank NV.......................................    24,486        312,340
#   Kendrion NV.......................................    42,032      1,254,108
    Koninklijke Ahold NV.............................. 1,221,000     24,300,066
    Koninklijke Ahold NV Sponsored ADR................    20,012        398,645
*   Koninklijke BAM Groep NV..........................   798,718      3,700,132
    Koninklijke DSM NV................................   368,864     21,050,870
#   Koninklijke KPN NV................................ 5,995,470     23,688,585
    Koninklijke Philips Electronics NV................   344,874      9,590,946
    Koninklijke Philips NV............................   546,238     15,221,585
    Koninklijke Ten Cate NV...........................    73,374      1,978,588
    Koninklijke Vopak NV..............................   122,619      6,405,800
*   Macintosh Retail Group NV.........................    49,262        133,584
    Mota-Engil Africa NV..............................    13,155        100,816
    Nederland Apparatenfabriek........................     5,370        200,100
*   Ordina NV.........................................   288,008        405,260
*   PostNL NV.........................................   972,232      4,162,476

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
NETHERLANDS -- (Continued)
    Randstad Holding NV...............................   252,114 $ 17,217,386
    RELX NV...........................................   437,454    7,280,569
#   RELX NV Sponsored ADR.............................   145,058    2,412,314
#*  Royal Imtech NV...................................    91,794      290,271
*   SBM Offshore NV...................................   621,035    7,555,835
    Sligro Food Group NV..............................    35,867    1,379,120
#*  SNS Reaal NV......................................   262,485           --
*   Telegraaf Media Groep NV..........................    22,328      116,129
    TKH Group NV......................................   126,272    5,418,309
    TNT Express NV....................................   862,334    7,216,896
#*  TomTom NV.........................................   305,121    3,299,287
    Unilever NV(B12T3J1)..............................   246,593   11,046,940
#   Unilever NV(904784709)............................   150,712    6,756,419
    USG People NV.....................................   170,824    2,607,879
    Van Lanschot NV...................................       832       22,660
    Wessanen..........................................   236,095    2,530,438
    Wolters Kluwer NV.................................   580,125   19,201,345
                                                                 ------------
TOTAL NETHERLANDS.....................................            378,957,317
                                                                 ------------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd..................................   140,041       75,866
    Abano Healthcare Group, Ltd.......................    13,023       66,193
    Air New Zealand, Ltd.............................. 1,560,413    2,717,916
#   Auckland International Airport, Ltd............... 1,792,784    6,399,167
*   Chorus, Ltd.......................................   152,782      289,452
*   Chorus, Ltd. ADR..................................    10,487       98,263
#   Contact Energy, Ltd...............................   682,507    2,229,544
#*  Diligent Corp.....................................    45,141      170,898
    Ebos Group, Ltd...................................    41,880      301,207
    Fisher & Paykel Healthcare Corp., Ltd.............   822,377    4,068,720
#   Fletcher Building, Ltd.(6341606)..................   672,315    3,513,152
#   Fletcher Building, Ltd.(6341617)..................    94,146      493,884
    Fonterra Co-operative Group, Ltd..................    34,866      107,682
    Freightways, Ltd..................................   199,603      761,206
    Genesis Energy, Ltd...............................   345,304      389,853
    Hallenstein Glasson Holdings, Ltd.................    16,145       35,404
    Heartland New Zealand, Ltd........................    38,410       29,916
    Infratil, Ltd..................................... 1,048,987    2,236,337
#   Kathmandu Holdings, Ltd...........................    54,811       61,453
#   Mainfreight, Ltd..................................   129,887    1,307,605
    Metlifecare, Ltd..................................   113,069      361,899
    Michael Hill International, Ltd...................    72,300       48,670
#   Mighty River Power, Ltd...........................   106,385      193,841
    New Zealand Oil & Gas, Ltd........................   332,926      109,750
*   New Zealand Refining Co., Ltd. (The)..............    80,300      160,041
    Nuplex Industries, Ltd............................   287,355      862,589
    NZX, Ltd..........................................    87,691       61,340
*   Pacific Edge, Ltd.................................    20,054        7,933
    PGG Wrightson, Ltd................................   151,904       46,131
*   Pike River Coal, Ltd..............................   224,242           --
#   Port of Tauranga, Ltd.............................    90,093    1,048,241
    Restaurant Brands New Zealand, Ltd................   141,523      391,436
*   Rubicon, Ltd......................................    64,229       13,113
    Ryman Healthcare, Ltd.............................   241,305    1,337,535

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
NEW ZEALAND -- (Continued)
    Sanford, Ltd......................................    31,342 $   104,515
    Skellerup Holdings, Ltd...........................    32,000      25,979
    SKY Network Television, Ltd.......................   545,950   2,205,028
#   SKYCITY Entertainment Group, Ltd.................. 1,478,531   4,311,719
    Spark New Zealand, Ltd............................ 3,242,730   6,333,087
    Steel & Tube Holdings, Ltd........................    31,356      58,784
    Summerset Group Holdings, Ltd.....................   221,315     610,296
    Tourism Holdings, Ltd.............................    23,932      30,008
    Tower, Ltd........................................   192,488     271,846
#   Trade Me Group, Ltd...............................   448,675   1,003,561
#   TrustPower, Ltd...................................    88,232     456,206
    Vector, Ltd.......................................   337,147     738,968
    Warehouse Group, Ltd. (The).......................   106,996     181,515
*   Xero, Ltd.........................................    36,623     427,920
    Z Energy, Ltd.....................................    53,131     203,247
                                                                 -----------
TOTAL NEW ZEALAND.....................................            46,958,916
                                                                 -----------
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA....................   679,497     623,215
#*  Akastor ASA.......................................   239,560     326,018
#   Aker ASA Class A..................................    77,223   1,611,226
#   Aker Solutions ASA................................   201,958     803,833
#   American Shipping ASA.............................    80,341     429,311
*   Archer, Ltd.......................................   812,241     208,999
#   Atea ASA..........................................   191,853   1,656,724
    Austevoll Seafood ASA.............................   315,346   1,639,872
    Bakkafrost P/F....................................    69,226   2,101,484
*   Bionor Pharma ASA.................................    71,347      17,776
#   Bonheur ASA.......................................    17,950     140,554
    BW Offshore, Ltd.................................. 1,093,628     653,379
    Deep Sea Supply P.L.C.............................   206,844      70,877
*   Det Norske Oljeselskap ASA........................   196,101   1,202,195
    DNB ASA...........................................   550,362   8,972,241
#*  DNO ASA...........................................   644,010     598,189
#*  DOF ASA...........................................    67,981      57,498
*   Dolphin Group A.S.................................   184,083      27,209
    Ekornes ASA.......................................    28,790     354,310
#*  Electromagnetic GeoServices ASA...................   531,462      95,949
    Farstad Shipping ASA..............................     7,858      23,030
#*  Fred Olsen Energy ASA.............................    54,599     253,789
#*  Frontline, Ltd....................................   213,175     652,287
    Ganger Rolf ASA...................................    23,563     182,617
    Gjensidige Forsikring ASA.........................   108,368   1,741,391
    Golar LNG, Ltd....................................    19,800     852,786
#   Grieg Seafood ASA.................................    62,647     200,146
#   Hexagon Composites ASA............................   167,123     495,438
    Hoegh LNG Holdings, Ltd...........................    49,905     799,274
*   Kongsberg Automotive ASA.......................... 1,735,539   1,084,415
    Kongsberg Gruppen ASA.............................    33,629     563,315
    Kvaerner ASA......................................   533,279     307,058
    Leroy Seafood Group ASA...........................    43,655   1,501,280
    Marine Harvest ASA................................   334,597   4,130,143

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
NORWAY -- (Continued)
#*  Nordic Semiconductor ASA..........................    273,192 $  1,745,328
    Norsk Hydro ASA...................................  1,253,107    4,673,099
    Norsk Hydro ASA Sponsored ADR.....................     50,900      192,402
#*  Norske Skogindustrier ASA.........................    615,107      200,658
#*  Norwegian Air Shuttle A.S.........................     52,821    2,279,224
#*  Odfjell SE Class A................................     41,255      110,211
    Olav Thon Eiendomsselskap ASA.....................      4,360       79,114
#   Opera Software ASA................................    105,739      844,310
    Orkla ASA.........................................    461,624    3,679,039
*   Panoro Energy ASA.................................    960,998       82,259
    Petroleum Geo-Services ASA........................    639,550    2,912,103
#*  PhotoCure ASA.....................................      8,681       39,906
    Prosafe SE........................................    509,903    1,488,093
*   Q-Free ASA........................................     66,600       95,014
#*  REC Silicon ASA...................................  6,637,962    1,195,525
*   REC Solar ASA.....................................     45,876      598,421
    Salmar ASA........................................     75,927    1,200,637
    Schibsted ASA.....................................     51,459    1,797,989
*   Schibsted ASA Class B.............................     33,108    1,082,193
#   Seadrill, Ltd.(B09RMQ1)...........................    397,675    3,578,183
#   Seadrill, Ltd.(B0HWHV8)...........................    231,788    2,065,231
#*  Sevan Marine ASA..................................     66,506      147,096
*   Siem Offshore, Inc................................    222,158       46,973
    Solstad Offshore ASA..............................      7,538       30,426
#*  Songa Offshore....................................    421,890       52,965
    SpareBank 1 SMN...................................     52,734      408,256
    SpareBank 1 SR-Bank ASA...........................    238,724    1,417,148
    Statoil ASA.......................................    829,912   13,991,189
#   Statoil ASA Sponsored ADR.........................    657,322   11,115,315
    Stolt-Nielsen, Ltd................................     36,663      592,324
*   Storebrand ASA....................................    949,817    3,825,771
*   Subsea 7 SA.......................................    435,752    3,817,765
    Telenor ASA.......................................    172,911    3,798,162
#   TGS Nopec Geophysical Co. ASA.....................    160,070    3,367,205
    Tomra Systems ASA.................................    213,165    1,887,681
*   TTS Group ASA.....................................     11,319        6,681
    Veidekke ASA......................................    117,287    1,305,005
    Wilh Wilhelmsen ASA...............................    114,671      668,968
    Wilh Wilhelmsen Holding ASA Class A...............     25,653      553,370
    Yara International ASA............................    142,808    7,105,296
                                                                  ------------
TOTAL NORWAY..........................................             118,454,363
                                                                  ------------
PORTUGAL -- (0.3%)
    Altri SGPS SA.....................................    349,608    1,485,433
*   Banco BPI SA......................................    921,180    1,044,457
*   Banco Comercial Portugues SA...................... 49,333,489    3,780,067
*   Banco Espirito Santo SA...........................  3,375,184           --
    Corticeira Amorim SGPS SA.........................    164,524      811,485
    CTT-Correios de Portugal SA.......................     71,559      737,764
    EDP - Energias de Portugal SA.....................  1,185,230    4,383,872
    EDP - Energias de Portugal SA Sponsored ADR.......      7,202      266,402
    EDP Renovaveis SA.................................    486,140    3,557,102
    Galp Energia SGPS SA..............................    677,351    7,833,826

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
PORTUGAL -- (Continued)
#*  Impresa SGPS SA...................................     49,210 $    43,227
    Jeronimo Martins SGPS SA..........................    239,425   3,558,371
#   Mota-Engil SGPS SA................................    208,436     553,620
    NOS SGPS SA.......................................    452,565   3,829,622
    Novabase SGPS SA..................................     12,258      33,423
    Portucel SA.......................................  1,019,559   3,881,102
    REN - Redes Energeticas Nacionais SGPS SA.........    582,787   1,746,352
*   Sonae Industria SGPS SA........................... 14,246,464     110,947
    Sonae SGPS SA.....................................  2,892,843   4,010,465
    Teixeira Duarte SA................................    243,459     140,687
                                                                  -----------
TOTAL PORTUGAL........................................             41,808,224
                                                                  -----------
SINGAPORE -- (1.1%)
*   Abterra, Ltd......................................    189,000      77,176
    Amara Holdings, Ltd...............................    248,000      91,198
    ASL Marine Holdings, Ltd..........................    282,800      82,009
#*  Ausgroup, Ltd.....................................  1,532,939     183,213
    Banyan Tree Holdings, Ltd.........................    409,000     147,477
#*  Biosensors International Group, Ltd...............  4,444,601   2,252,593
    Bonvests Holdings, Ltd............................     51,600      50,013
*   Boustead Projects, Ltd............................    147,404      92,829
    Boustead Singapore, Ltd...........................    640,549     560,757
#   Breadtalk Group, Ltd..............................    354,000     351,111
*   Broadway Industrial Group, Ltd....................    589,333      87,694
    Bukit Sembawang Estates, Ltd......................    128,400     460,580
    Bund Center Investment, Ltd.......................  1,264,000     182,439
    CapitaLand, Ltd...................................  2,265,400   5,316,139
#   Centurion Corp., Ltd..............................    788,200     275,597
#   China Aviation Oil Singapore Corp., Ltd...........    334,800     181,983
#   China Merchants Holdings Pacific, Ltd.............    807,290     598,343
    Chip Eng Seng Corp., Ltd..........................  1,670,000     900,541
    City Developments, Ltd............................    402,200   2,737,291
#   Civmec, Ltd.......................................    140,000      37,921
    ComfortDelGro Corp., Ltd..........................  2,047,169   4,492,483
#   Cordlife Group, Ltd...............................    172,700     139,201
#   Cosco Corp. Singapore, Ltd........................  3,315,700     942,310
    CSC Holdings, Ltd.................................    396,000      10,446
    CSE Global, Ltd...................................  1,770,900     690,459
#   CWT, Ltd..........................................    959,900   1,567,978
    Dairy Farm International Holdings, Ltd............     18,900     156,201
    DBS Group Holdings, Ltd...........................  1,128,691  16,616,829
#*  Del Monte Pacific, Ltd............................    643,482     178,229
*   Delong Holdings, Ltd..............................    207,200      25,815
*   DMX Technologies Group, Ltd.......................    256,000      20,992
#   Dyna-Mac Holdings, Ltd............................  1,489,000     243,772
    Elec & Eltek International Co., Ltd...............     20,000      16,701
    Eu Yan Sang International, Ltd....................     44,400      15,826
#   Ezion Holdings, Ltd...............................  4,694,660   2,951,734
#*  Ezra Holdings, Ltd................................  7,774,145     762,550
#   Falcon Energy Group, Ltd..........................  1,074,000     180,042
    Far East Orchard, Ltd.............................    255,401     299,966
#   First Resources, Ltd..............................  1,630,200   2,255,362
    FJ Benjamin Holdings, Ltd.........................    500,100      37,344

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
SINGAPORE -- (Continued)
*   Food Empire Holdings, Ltd.........................   144,800 $   24,832
#   Fragrance Group, Ltd.............................. 1,448,000    216,098
    Frasers Centrepoint, Ltd..........................   114,300    139,271
#*  Gallant Venture, Ltd.............................. 1,671,000    280,174
#   Genting Hong Kong, Ltd............................   678,000    235,178
    Genting Singapore P.L.C........................... 2,894,800  1,854,978
#*  Geo Energy Resources, Ltd......................... 1,097,000    159,051
    Global Logistic Properties, Ltd................... 1,590,500  2,667,655
    Global Premium Hotels, Ltd........................   115,840     26,602
*   Global Yellow Pages, Ltd..........................     7,250      1,221
*   GMG Global, Ltd...................................   817,900    250,692
    Golden Agri-Resources, Ltd........................ 7,265,969  1,667,420
    GP Industries, Ltd................................   174,000     90,614
    Great Eastern Holdings, Ltd.......................    36,700    620,791
    GSH Corp., Ltd....................................   833,300     37,671
#   GuocoLand, Ltd....................................   424,221    707,933
    GuocoLeisure, Ltd................................. 1,274,000    853,444
*   Healthway Medical Corp., Ltd...................... 1,392,733     61,736
*   HG Metal Manufacturing, Ltd.......................   300,000     12,251
#   Hi-P International, Ltd...........................   525,000    189,729
    Hiap Hoe, Ltd.....................................   128,000     74,651
    Ho Bee Land, Ltd..................................   665,500    975,209
    Hong Fok Corp., Ltd...............................   899,080    550,409
    Hong Leong Asia, Ltd..............................   216,000    188,265
    Hongkong Land Holdings, Ltd.......................   250,000  1,923,520
    Hotel Grand Central, Ltd..........................   150,866    147,617
    Hour Glass, Ltd. (The)............................   150,000     95,168
    HTL International Holdings, Ltd...................   328,000     54,340
    HupSteel, Ltd.....................................   145,000     19,259
    Hutchison Port Holdings Trust..................... 4,174,400  2,505,416
    Hwa Hong Corp., Ltd...............................   280,000     65,290
#   Hyflux, Ltd....................................... 1,388,800    848,803
#   Indofood Agri Resources, Ltd...................... 1,731,400    738,315
*   InnoTek, Ltd......................................    87,000     16,146
    Innovalues, Ltd...................................   711,800    449,187
    Interplex Holdings, Ltd...........................   918,100    468,982
*   Interra Resources, Ltd............................   483,000     39,447
#   IPC Corp., Ltd....................................   140,100    158,286
    Jardine Cycle & Carriage, Ltd.....................    77,597  1,671,300
#*  Jiutian Chemical Group, Ltd....................... 2,526,000     76,928
*   Jurong Technologies Industrial Corp., Ltd.........   213,200         --
    k1 Ventures, Ltd.................................. 1,782,200    259,440
#   Keppel Corp., Ltd.................................   720,800  3,937,720
#   Keppel Infrastructure Trust....................... 1,155,753    437,820
    Keppel Telecommunications & Transportation, Ltd...   160,800    172,872
    Koh Brothers Group, Ltd...........................   193,000     43,506
    KSH Holdings, Ltd.................................    23,000      8,719
*   Li Heng Chemical Fibre Technologies, Ltd..........   249,000    117,101
    Lian Beng Group, Ltd.............................. 1,512,000    611,551
#*  Linc Energy, Ltd..................................   478,535     51,134
    Low Keng Huat Singapore, Ltd......................   293,000    142,596
    Lum Chang Holdings, Ltd...........................   160,000     46,108
    M1, Ltd...........................................   570,600  1,300,696

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
SINGAPORE -- (Continued)
    Mandarin Oriental International, Ltd..............     7,600 $   12,052
*   Marco Polo Marine, Ltd............................   269,000     45,077
    Mewah International, Inc..........................   336,000     77,035
#   Midas Holdings, Ltd............................... 3,909,500    896,174
#   Nam Cheong Ltd.................................... 5,757,000    963,270
#*  Neptune Orient Lines, Ltd......................... 3,696,700  2,494,079
    Nera Telecommunications, Ltd......................    21,800     10,332
#   Noble Group, Ltd.................................. 9,317,400  3,092,187
    NSL, Ltd..........................................    75,000     79,205
#   Olam International, Ltd...........................   829,700  1,111,864
#   OSIM International, Ltd...........................   622,000    723,101
    Otto Marine, Ltd..................................   577,000     11,308
#   OUE Hospitality Trust.............................    81,999     54,411
    OUE, Ltd..........................................   567,700    801,361
#   Oversea-Chinese Banking Corp., Ltd................ 1,148,960  8,616,116
#   Oxley Holdings, Ltd...............................   737,000    236,184
    Pacific Radiance, Ltd.............................   118,100     34,772
    Pan-United Corp., Ltd.............................   268,000    146,613
    Penguin International, Ltd........................ 1,543,000    177,244
#   Petra Foods, Ltd..................................   171,000    357,459
#   Q&M Dental Group Singapore, Ltd...................   389,500    237,397
    QAF, Ltd..........................................   362,684    295,584
#   Raffles Education Corp., Ltd...................... 1,974,067    416,169
    Raffles Medical Group, Ltd........................   567,132  1,981,305
    Rickmers Maritime.................................    50,100      9,688
    Riverstone Holdings, Ltd..........................    10,400     12,899
    Rotary Engineering, Ltd...........................   691,700    207,381
*   S I2I, Ltd........................................    10,425      3,203
#   SATS, Ltd......................................... 1,233,392  3,384,979
    SBS Transit, Ltd..................................    54,000     68,017
    SembCorp Industries, Ltd.......................... 1,180,100  3,069,438
#   SembCorp Marine, Ltd.............................. 1,346,900  2,559,713
#   Sheng Siong Group, Ltd............................ 1,588,400  1,035,083
    SHS Holdings, Ltd.................................   708,000    118,650
    SIA Engineering Co., Ltd..........................    40,200    105,802
    Sim Lian Group, Ltd...............................   206,794    132,154
#   Sinarmas Land, Ltd................................ 3,328,900  1,346,127
    Sing Holdings, Ltd................................   263,000     59,482
    Singapore Airlines, Ltd...........................   836,700  6,545,442
    Singapore Exchange, Ltd...........................   456,500  2,653,951
    Singapore Post, Ltd............................... 1,750,616  2,492,856
    Singapore Press Holdings, Ltd.....................   844,500  2,572,927
    Singapore Reinsurance Corp., Ltd..................    55,000     12,819
    Singapore Shipping Corp., Ltd.....................   137,000     33,941
    Singapore Technologies Engineering, Ltd...........   921,500  2,203,186
    Singapore Telecommunications, Ltd................. 3,054,350  9,122,190
#*  Sino Grandness Food Industry Group, Ltd........... 1,452,000    332,461
#   SMRT Corp., Ltd................................... 1,275,000  1,285,893
#   Stamford Land Corp., Ltd.......................... 1,071,900    448,996
    StarHub, Ltd......................................   492,110  1,373,984
    Sunningdale Tech, Ltd............................. 1,938,000    257,284
#*  SunVic Chemical Holdings, Ltd.....................   790,000    163,833
#   Super Group, Ltd.................................. 1,411,800  1,033,562

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SINGAPORE -- (Continued)
#*  Swiber Holdings, Ltd.............................. 2,603,000 $    281,608
#   Swissco Holdings, Ltd.............................   750,500      191,336
    Tat Hong Holdings, Ltd............................   696,000      256,790
*   Thakral Corp., Ltd................................    39,650        8,885
    Tiong Woon Corp. Holding, Ltd.....................   465,750       61,503
    Tuan Sing Holdings, Ltd........................... 2,239,528      570,752
    UMS Holdings, Ltd................................. 1,058,050      393,317
#   United Engineers, Ltd.............................   918,104    1,665,120
#   United Industrial Corp., Ltd......................   698,998    1,706,761
    United Overseas Bank, Ltd.........................   787,472   12,748,040
    UOB-Kay Hian Holdings, Ltd........................   515,014      563,115
    UOL Group, Ltd....................................   988,788    4,830,703
    UPP Holdings, Ltd.................................   610,000       82,241
    Valuetronics Holdings, Ltd........................   128,200       38,337
#*  Vard Holdings, Ltd................................ 2,093,400      692,866
    Venture Corp., Ltd................................   714,500    4,088,376
#   Vibrant Group, Ltd................................ 4,277,508      289,898
    Vicom, Ltd........................................     2,400       10,890
    Wee Hur Holdings, Ltd.............................   917,300      210,460
    Wheelock Properties Singapore, Ltd................   186,347      235,499
    Wilmar International, Ltd.........................   918,000    2,140,665
#   Wing Tai Holdings, Ltd............................ 1,581,124    2,172,573
    Yeo Hiap Seng, Ltd................................    63,135       68,852
    YHI International, Ltd............................    96,000       13,629
*   Yongnam Holdings, Ltd.............................   594,000      177,380
    Zhongmin Baihui Retail Group, Ltd.................     7,800       10,427
                                                                 ------------
TOTAL SINGAPORE.......................................            173,590,549
                                                                 ------------
SPAIN -- (2.3%)
#   Abengoa SA........................................   123,167      307,676
#   Abengoa SA Class B................................ 1,553,349    3,483,135
    Abertis Infraestructuras SA.......................   296,953    4,862,588
    Acciona SA........................................    82,524    6,669,356
    Acerinox SA.......................................   358,284    4,369,389
    ACS Actividades de Construccion y Servicios SA....   161,081    5,406,049
#   Adveo Group International SA......................    12,343      107,066
    Almirall SA.......................................   205,620    4,043,734
#   Amadeus IT Holding SA Class A.....................   238,513   10,412,662
#*  Amper SA..........................................    65,798        9,884
    Atresmedia Corp de Medios de Comunicacion SA......    97,680    1,470,874
    Azkoyen SA........................................    14,561       53,174
    Banco Bilbao Vizcaya Argentaria SA................ 1,297,985   13,162,019
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..   937,851    9,491,052
#   Banco de Sabadell SA.............................. 6,048,958   13,781,102
    Banco Popular Espanol SA.......................... 1,652,424    7,588,664
    Banco Santander SA................................ 4,787,566   33,104,637
#   Banco Santander SA Sponsored ADR.................. 2,352,214   16,018,577
    Bankia SA......................................... 2,679,088    3,540,682
    Bankinter SA...................................... 1,030,268    7,952,112
*   Baron de Ley......................................     4,117      408,444
    Bolsas y Mercados Espanoles SHMSF SA..............   154,052    6,361,897
    CaixaBank SA...................................... 1,450,035    6,471,030
*   Caja de Ahorros del Mediterraneo..................    21,176           --

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SPAIN -- (Continued)
#*  Cementos Portland Valderrivas SA..................    43,783 $   368,315
#   Cie Automotive SA.................................    93,785   1,482,926
#   Construcciones y Auxiliar de Ferrocarriles SA.....     4,862   1,381,974
    Distribuidora Internacional de Alimentacion SA....   991,193   6,203,454
    Duro Felguera SA..................................   237,906     947,874
    Ebro Foods SA.....................................   151,187   3,015,516
    Elecnor SA........................................    10,259     102,050
    Enagas SA.........................................   295,843   8,304,833
    Ence Energia y Celulosa SA........................   368,840   1,331,462
    Endesa SA.........................................   130,052   2,732,150
*   Ercros SA.........................................   127,395      96,107
    Faes Farma SA.....................................   481,367   1,336,609
    Ferrovial SA......................................   244,283   5,940,810
*   Fluidra SA........................................    12,607      47,070
*   Fomento de Construcciones y Contratas SA..........   257,795   2,659,943
    Gamesa Corp. Tecnologica SA.......................   757,335  11,993,948
    Gas Natural SDG SA................................   222,214   4,823,021
    Grifols SA........................................    65,514   2,895,025
    Grupo Catalana Occidente SA.......................    93,252   2,893,761
#*  Grupo Ezentis SA..................................   315,518     242,595
    Iberdrola SA...................................... 5,929,169  41,819,864
    Iberpapel Gestion SA..............................     4,081      69,211
#   Indra Sistemas SA.................................   288,904   3,245,058
    Industria de Diseno Textil SA.....................   210,215   7,207,863
*   Inmobiliaria Colonial SA.......................... 1,047,736     779,330
*   Liberbank SA......................................   822,678     573,226
    Mapfre SA......................................... 2,612,537   8,409,332
    Mediaset Espana Comunicacion SA...................   505,321   6,352,758
#   Melia Hotels International SA.....................   150,272   2,162,081
    Miquel y Costas & Miquel SA.......................    21,673     783,804
*   NH Hotel Group SA.................................   303,318   1,838,910
#   Obrascon Huarte Lain SA...........................   128,443   2,136,138
    Papeles y Cartones de Europa SA...................   152,586     874,866
*   Pescanova SA......................................    22,953          --
    Prim SA...........................................     5,102      57,148
*   Promotora de Informaciones SA Class A.............    90,865     829,987
    Prosegur Cia de Seguridad SA......................   402,809   2,133,243
#*  Quabit Inmobiliaria SA............................   284,665      32,423
#*  Realia Business SA................................   191,857     156,344
#   Red Electrica Corp. SA............................    93,800   7,489,916
    Repsol SA.........................................   610,622  10,262,365
    Repsol SA Sponsored ADR...........................   290,352   4,869,203
*   Sacyr SA.......................................... 1,016,088   3,504,632
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA............................    56,486       2,280
#*  Solaria Energia y Medio Ambiente SA...............    34,875      35,840
    Tecnicas Reunidas SA..............................    48,226   2,455,626
*   Telecomunicaciones y Energia......................    27,058      39,839
    Telefonica SA..................................... 1,398,413  21,449,857
#   Telefonica SA Sponsored ADR.......................   221,922   3,390,968
    Tubacex SA........................................   335,238     913,123
#   Tubos Reunidos SA.................................   263,648     367,958
    Vidrala SA........................................    27,262   1,338,032
    Viscofan SA.......................................    71,858   4,294,362

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SPAIN -- (Continued)
#*  Vocento SA........................................    61,660 $    134,546
    Zardoya Otis SA...................................   226,069    2,481,817
#*  Zeltia SA.........................................   315,249    1,389,161
                                                                 ------------
TOTAL SPAIN...........................................            361,756,357
                                                                 ------------
SWEDEN -- (2.8%)
#   AAK AB............................................    70,604    4,782,352
    Acando AB.........................................   267,891      437,617
    AddTech AB Class B................................    44,926      666,355
    AF AB Class B.....................................   132,260    1,852,308
    Alfa Laval AB.....................................   204,142    3,754,534
*   Arise AB..........................................     1,101        2,516
    Assa Abloy AB Class B.............................   533,715   10,836,987
    Atlas Copco AB Class A............................   157,214    4,299,646
    Atlas Copco AB Class B............................    78,436    1,928,736
#   Atrium Ljungberg AB Class B.......................    44,027      607,365
    Avanza Bank Holding AB............................    41,441    1,723,388
#   Axfood AB.........................................   136,432    2,326,472
    B&B Tools AB Class B..............................    46,522      693,540
*   BE Group AB.......................................    27,715        6,256
    Beijer Alma AB....................................    15,453      342,386
    Beijer Electronics AB.............................     2,424       15,382
    Beijer Ref AB Class B.............................     6,430      134,703
    Betsson AB........................................   308,271    5,168,533
    Bilia AB..........................................   165,198    3,320,572
    BillerudKorsnas AB................................   484,630    7,444,729
    BioGaia AB Class B................................    15,233      494,279
    Biotage AB........................................    54,240      117,721
    Bjorn Borg AB.....................................    43,862      157,109
    Boliden AB........................................   761,115   14,055,300
#   Bulten AB.........................................    44,534      412,621
    Bure Equity AB....................................   111,077      685,874
    Byggmax Group AB..................................   229,711    2,089,482
    Castellum AB......................................   298,179    4,251,442
    Catena AB.........................................       500        7,642
    Clas Ohlson AB Class B............................   101,542    1,879,331
*   Cloetta AB Class B................................   350,075    1,050,728
    Concentric AB.....................................    97,861    1,125,946
*   Concordia Maritime AB Class B.....................    56,239      135,054
    CyberCom Group AB.................................    79,025       19,685
    Dios Fastigheter AB...............................    45,450      317,496
*   Doro AB...........................................    62,241      303,675
    Duni AB...........................................    92,467    1,231,700
    Electrolux AB Series B............................   249,193    7,153,816
#   Elekta AB Class B.................................   322,730    2,141,006
    Enea AB...........................................    28,988      297,158
#*  Eniro AB.......................................... 1,094,983      131,447
    Fabege AB.........................................   253,202    3,513,821
    Fagerhult AB......................................     9,187      158,417
*   Fastighets AB Balder..............................    87,231    1,451,704
#   Fenix Outdoor International AG....................       890       37,377
    Getinge AB Class B................................   337,295    8,273,734
    Gunnebo AB........................................   140,490      637,466

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SWEDEN -- (Continued)
    Haldex AB.........................................   253,822 $ 3,111,127
    Hemfosa Fastigheter AB............................   102,610   1,107,216
    Hennes & Mauritz AB Class B.......................   226,225   9,000,880
#   Hexagon AB Class B................................   206,207   6,663,005
    Hexpol AB.........................................   418,900   4,493,497
    HIQ International AB..............................   218,086   1,119,458
    Holmen AB Class B.................................   116,786   3,331,778
    Hufvudstaden AB Class A...........................   103,445   1,337,185
#   Husqvarna AB Class A..............................   104,942     762,069
    Husqvarna AB Class B..............................   857,799   6,250,800
    ICA Gruppen AB....................................   127,963   4,669,928
    Industrial & Financial Systems Class B............    35,105   1,177,420
#   Indutrade AB......................................    48,127   2,350,823
    Intrum Justitia AB................................   162,013   5,509,616
    JM AB.............................................   265,904   7,040,072
    KappAhl AB........................................   185,905     590,010
#*  Karolinska Development AB Class B.................     2,619       3,711
    Klovern AB Class A................................    44,484      42,765
#   Klovern AB Class B................................   571,711     549,980
    KNOW IT AB........................................    28,981     185,728
    Kungsleden AB.....................................   395,007   2,645,528
    Lagercrantz AB Class B............................    27,650     636,506
    Lindab International AB...........................   194,499   1,465,561
    Loomis AB Class B.................................   182,496   5,113,332
*   Lundin Petroleum AB...............................   229,217   3,323,201
    Meda AB Class A...................................   520,767   8,486,238
*   Medivir AB Class B................................    91,263     968,393
#   Mekonomen AB......................................    76,170   1,897,537
#   Millicom International Cellular SA................    63,410   4,637,230
    Modern Times Group MTG AB Class B.................    87,801   2,491,269
    MQ Holding AB.....................................    40,301     181,391
    Mycronic AB.......................................   245,286   1,546,200
    NCC AB Class A....................................     8,671     257,071
    NCC AB Class B....................................   204,643   6,116,633
    Nederman Holding AB...............................       402      10,640
*   Net Insight AB Class B............................   699,924     247,358
    NetEnt AB.........................................    47,126   2,193,204
#   New Wave Group AB Class B.........................   159,540     816,868
    Nibe Industrier AB Class B........................   183,670   5,176,400
    Nobia AB..........................................   314,747   3,691,891
    Nolato AB Class B.................................    94,590   2,319,779
    Nordea Bank AB.................................... 1,594,437  19,852,052
    Nordnet AB Class B................................   248,642     989,199
    OEM International AB Class B......................     9,558     127,353
#*  Oriflame Holding AG...............................    19,657     290,979
    Peab AB...........................................   507,972   3,846,602
#*  Pricer AB Class B.................................   358,143     371,029
    Proact IT Group AB................................     6,460      87,228
    Probi AB..........................................     2,159      36,541
#   Proffice AB Class B...............................   116,223     281,826
#*  Qliro Group AB....................................    71,748     118,011
    Ratos AB Class B..................................   658,058   4,119,151
#*  RaySearch Laboratories AB.........................    20,642     294,286

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SWEDEN -- (Continued)
    Rezidor Hotel Group AB............................   169,151 $    768,865
    Saab AB Class B...................................   157,374    3,794,814
#   Sagax AB Class B..................................    16,910      112,563
    Sandvik AB........................................   692,087    7,012,722
#*  SAS AB............................................   667,933    1,182,317
    Securitas AB Class B..............................   591,477    8,490,555
    Semcon AB.........................................    26,134      132,644
    Skandinaviska Enskilda Banken AB Class A..........   811,875    9,773,730
    Skandinaviska Enskilda Banken AB Class C..........     9,106      107,248
    Skanska AB Class B................................   449,043    9,456,483
    SKF AB Class A....................................    14,682      286,169
    SKF AB Class B....................................   289,737    5,667,097
    SkiStar AB........................................    39,071      458,998
#*  SSAB AB Class A(B17H0S8)..........................   241,192    1,148,350
#*  SSAB AB Class A(BPRBWK4)..........................    89,315      423,970
#*  SSAB AB Class B(B17H3F6)..........................   200,757      833,617
*   SSAB AB Class B(BPRBWM6)..........................   227,995      959,008
    Svenska Cellulosa AB SCA Class A..................    27,026      766,901
    Svenska Cellulosa AB SCA Class B..................   641,105   18,242,284
    Svenska Handelsbanken AB Class A..................   788,712   12,070,688
#   Svenska Handelsbanken AB Class B..................    22,236      341,065
#   Sweco AB Class B..................................    24,249      333,049
    Swedbank AB Class A...............................   515,394   12,072,675
    Swedish Match AB..................................   232,196    7,112,135
*   Swedish Orphan Biovitrum AB.......................   213,341    2,808,328
    Systemair AB......................................     4,331       65,922
    Tele2 AB Class B..................................   998,350   10,390,270
#   Telefonaktiebolaget LM Ericsson Class A...........    49,162      494,569
    Telefonaktiebolaget LM Ericsson Class B........... 1,048,914   11,215,036
    Telefonaktiebolaget LM Ericsson Sponsored ADR.....   527,787    5,663,154
    TeliaSonera AB.................................... 2,403,839   14,608,674
*   TradeDoubler AB...................................    63,660       51,995
*   Transcom Worldwide AB.............................     1,110       10,989
    Transmode AB......................................     1,153       16,368
    Trelleborg AB Class B.............................   516,612    8,922,703
    Tribona AB........................................     5,637       25,205
    Unibet Group P.L.C................................    58,215    3,738,721
    Vitrolife AB......................................    29,523      596,042
    Volvo AB Class A..................................   183,921    2,174,417
    Volvo AB Class B.................................. 1,095,743   12,996,540
    Volvo AB Sponsored ADR............................    68,480      809,434
    Wallenstam AB Class B.............................   298,902    2,165,589
    Wihlborgs Fastigheter AB..........................    81,629    1,407,254
                                                                 ------------
TOTAL SWEDEN..........................................            426,118,120
                                                                 ------------
SWITZERLAND -- (6.8%)
    ABB, Ltd.......................................... 1,450,592   29,505,064
#   ABB, Ltd. Sponsored ADR...........................   431,204    8,744,817
    Actelion, Ltd.....................................    97,707   14,449,227
    Adecco SA.........................................   234,015   19,531,463
*   AFG Arbonia-Forster Holding AG....................    33,731      585,423
    Allreal Holding AG................................    29,448    4,208,885
#   Alpiq Holding AG..................................     5,240      442,171

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SWITZERLAND -- (Continued)
    ALSO Holding AG...................................       635 $    37,517
    ams AG............................................   150,171   6,511,912
    APG SGA SA........................................     1,834     746,943
    Aryzta AG.........................................   161,982   8,218,587
    Ascom Holding AG..................................   117,088   2,122,670
    Autoneum Holding AG...............................    11,700   2,413,848
    Bachem Holding AG Class B.........................     7,163     380,866
    Baloise Holding AG................................   127,382  16,229,538
    Bank Coop AG......................................     6,201     272,119
    Banque Cantonale de Geneve........................     1,136     291,522
    Banque Cantonale Vaudoise.........................     6,231   4,039,679
    Barry Callebaut AG................................     3,153   3,524,853
    Basler Kantonalbank...............................     6,402     483,356
    Belimo Holding AG.................................       535   1,220,055
    Bell AG...........................................       115     298,193
    Bellevue Group AG.................................    11,759     175,489
#   Berner Kantonalbank AG............................     6,254   1,196,744
    BKW AG............................................    24,888     900,170
    Bobst Group SA....................................    23,713   1,043,051
    Bossard Holding AG Class A........................    20,010   2,233,595
#   Bucher Industries AG..............................    19,923   4,856,983
    Burckhardt Compression Holding AG.................     3,893   1,470,454
    Burkhalter Holding AG.............................     6,429     700,795
    Calida Holding AG.................................     1,975      78,122
    Carlo Gavazzi Holding AG..........................       221      51,284
    Cembra Money Bank AG..............................    15,566     947,914
    Cham Paper Holding AG.............................         5       1,266
*   Charles Voegele Holding AG........................    27,015     285,237
    Chocoladefabriken Lindt & Sprungli AG.............        32   2,136,087
    Cie Financiere Richemont SA.......................   372,650  32,164,701
    Cie Financiere Tradition SA.......................     2,007     133,375
    Clariant AG....................................... 1,038,511  20,716,431
    Coltene Holding AG................................     9,556     686,122
    Conzzeta AG.......................................     1,300     843,839
    Credit Suisse Group AG............................ 1,121,989  33,099,546
#   Credit Suisse Group AG Sponsored ADR..............   422,456  12,441,329
    Daetwyler Holding AG..............................    18,647   2,307,502
    DKSH Holding AG...................................    41,771   3,133,779
    Dottikon Es Holding AG............................        89      17,594
*   Dufry AG..........................................    52,340   7,258,165
    Edmond de Rothschild Suisse SA....................        10     189,056
    EFG International AG..............................   153,499   1,787,605
    Emmi AG...........................................     5,082   1,684,299
    EMS-Chemie Holding AG.............................     8,963   4,365,655
#   Energiedienst Holding AG..........................     8,178     219,880
#*  Evolva Holding SA.................................    28,548      50,768
    Feintool International Holding AG.................     2,524     250,574
    Flughafen Zuerich AG..............................    11,260   9,242,547
    Forbo Holding AG..................................     3,264   3,975,164
    Galenica AG.......................................    13,882  15,802,773
    GAM Holding AG....................................   477,886  10,031,481
    Gategroup Holding AG..............................    95,212   3,517,932
    Geberit AG........................................    26,707   9,238,060

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SWITZERLAND -- (Continued)
    Georg Fischer AG..................................    12,601 $  8,402,980
    Givaudan SA.......................................     5,549   10,321,957
    Gurit Holding AG..................................     1,161      630,543
    Helvetia Holding AG...............................    19,252   10,564,292
    HOCHDORF Holding AG...............................        90       13,982
    Huber & Suhner AG.................................    18,829      815,930
    Implenia AG.......................................    40,205    2,411,890
    Inficon Holding AG................................     4,525    1,343,682
*   Interroll Holding AG..............................     1,235      792,509
    Intershop Holding AG..............................     2,358      977,950
    Julius Baer Group, Ltd............................   352,639   19,507,893
    Kaba Holding AG Class B...........................     6,635    4,245,046
    Kardex AG.........................................    23,008    1,347,975
    Komax Holding AG..................................    12,434    2,164,508
    Kudelski SA.......................................   128,326    2,030,510
    Kuehne + Nagel International AG...................    24,719    3,412,394
    Kuoni Reisen Holding AG...........................    12,523    3,480,421
    LafargeHolcim, Ltd.(7110753)......................   199,969   13,913,529
*   LafargeHolcim, Ltd.(BZ3DNX4)......................   162,163   11,230,711
    LEM Holding SA....................................     2,543    1,922,208
    Liechtensteinische Landesbank AG..................     6,635      263,703
*   LifeWatch AG......................................    16,366      273,605
    Logitech International SA(B18ZRK2)................   344,244    4,952,439
#   Logitech International SA(H50430232)..............   134,780    1,930,050
    Lonza Group AG....................................   142,094   20,597,174
#   Luzerner Kantonalbank AG..........................     5,422    1,994,415
    MCH Group AG......................................        56        3,553
    Metall Zug AG.....................................       282      762,195
#*  Meyer Burger Technology AG........................   230,441    1,984,083
    Micronas Semiconductor Holding AG.................    78,434      343,878
    Mikron Holding AG.................................    48,480      287,626
    Mobilezone Holding AG.............................    62,772    1,085,750
    Mobimo Holding AG.................................    18,322    3,896,710
#*  Myriad Group AG...................................    16,690       78,012
    Nestle SA......................................... 2,122,919  160,598,980
    Novartis AG.......................................   325,241   33,748,347
    Novartis AG ADR...................................   794,013   82,378,849
    OC Oerlikon Corp. AG..............................   525,260    6,441,760
*   Orascom Development Holding AG....................    13,644      167,237
#*  Orell Fuessli Holding AG..........................       522       62,211
    Orior AG..........................................     8,880      497,249
#   Panalpina Welttransport Holding AG................    12,476    1,553,069
    Partners Group Holding AG.........................    18,244    6,100,296
    Phoenix Mecano AG.................................     1,136      570,536
*   Plazza AG.........................................     1,300      277,409
    PSP Swiss Property AG.............................    44,592    4,005,692
    Rieter Holding AG.................................    10,103    1,522,442
    Roche Holding AG(7108918).........................     4,641    1,328,099
    Roche Holding AG(7110388).........................   153,905   44,466,641
    Romande Energie Holding SA........................       357      391,642
    Schaffner Holding AG..............................       509      122,516
    Schindler Holding AG..............................     7,522    1,222,290
*   Schmolz + Bickenbach AG........................... 1,255,167    1,050,569

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SWITZERLAND -- (Continued)
    Schweiter Technologies AG.........................     2,275 $    1,781,498
    SGS SA............................................     2,507      4,782,271
    Siegfried Holding AG..............................    14,969      2,691,442
    Sika AG...........................................     3,096     11,224,172
    Sonova Holding AG.................................    19,525      2,779,567
    St Galler Kantonalbank AG.........................     4,509      1,697,209
    Straumann Holding AG..............................    13,541      4,006,302
    Sulzer AG.........................................    58,240      5,980,385
#   Swatch Group AG (The)(7184725)....................    24,457     10,532,848
    Swatch Group AG (The)(7184736)....................    33,342      2,732,759
    Swiss Life Holding AG.............................    66,878     15,779,691
    Swiss Re AG.......................................   354,451     31,885,346
    Swisscom AG.......................................    11,832      6,881,573
    Swisscom AG Sponsored ADR.........................     5,100        295,647
    Swissquote Group Holding SA.......................    21,487        552,311
    Syngenta AG.......................................    92,858     38,254,763
    Syngenta AG ADR...................................   186,904     15,391,544
    Tamedia AG........................................     2,519        431,486
    Tecan Group AG....................................    12,961      1,587,069
    Temenos Group AG..................................   107,910      3,955,492
*   Tornos Holding AG.................................    12,446         52,499
#   U-Blox AG.........................................    12,924      2,720,419
    UBS Group AG(BRJL176)............................. 1,180,682     27,145,167
*   UBS Group AG(H42097107)...........................   306,066      7,057,882
*   Valartis Group AG.................................     9,003        125,675
    Valiant Holding AG................................    32,578      3,233,921
    Valora Holding AG.................................     7,789      1,514,081
    Vaudoise Assurances Holding SA Class B............     1,585        874,313
    Vetropack Holding AG..............................       364        604,773
*   Von Roll Holding AG...............................    80,625         77,601
    Vontobel Holding AG...............................    85,376      4,541,670
    VP Bank AG........................................     3,789        329,375
    VZ Holding AG.....................................       822        211,460
    Walliser Kantonalbank.............................       173        134,102
    Walter Meier AG...................................     3,375        140,176
    Ypsomed Holding AG................................     3,145        348,788
    Zehnder Group AG..................................    22,192        836,401
*   Zueblin Immobilien Holding AG.....................    38,248         15,023
    Zug Estates Holding AG............................       189        275,430
    Zuger Kantonalbank AG.............................       131        610,732
    Zurich Insurance Group AG.........................   104,332     31,770,094
                                                                 --------------
TOTAL SWITZERLAND.....................................            1,043,826,970
                                                                 --------------
UNITED KINGDOM -- (17.5%)
    4imprint Group P.L.C..............................     1,908         36,450
#   888 Holdings P.L.C................................   763,883      2,024,700
    A.G.BARR P.L.C....................................    93,961        828,638
    Aberdeen Asset Management P.L.C................... 1,764,825     10,023,209
    Acacia Mining P.L.C...............................   488,190      1,828,459
    Acal P.L.C........................................    39,091        181,248
    Admiral Group P.L.C...............................   251,691      5,815,813
#*  Afren P.L.C....................................... 2,504,224         69,806
*   Aga Rangemaster Group P.L.C.......................    77,421        223,121

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Aggreko P.L.C.....................................   690,149 $12,927,109
    Air Partner P.L.C.................................     5,658      36,850
    Alent P.L.C.......................................   580,952   4,298,347
*   Alizyme P.L.C.....................................    42,517          --
    Alumasc Group P.L.C. (The)........................     8,807      21,397
    Amec Foster Wheeler P.L.C.........................   618,080   7,893,072
    Amlin P.L.C....................................... 1,152,609   9,175,225
    Anglo American P.L.C.............................. 1,359,301  17,139,412
    Anglo Pacific Group P.L.C.........................    77,118     101,000
    Anglo-Eastern Plantations P.L.C...................     8,036      74,870
    Anite P.L.C.......................................   465,635     914,460
    Antofagasta P.L.C.................................   723,908   6,392,060
    ARM Holdings P.L.C................................    12,223     191,768
    ARM Holdings P.L.C. Sponsored ADR.................   122,630   5,768,515
    Arrow Global Group P.L.C..........................    13,289      55,965
#   Ashmore Group P.L.C...............................   711,697   2,949,713
    Ashtead Group P.L.C...............................   952,715  14,609,480
    Associated British Foods P.L.C....................   247,224  12,424,960
    AstraZeneca P.L.C.................................     5,511     372,040
    AstraZeneca P.L.C. Sponsored ADR..................   981,542  33,166,304
    Aveva Group P.L.C.................................    94,620   3,254,247
    Aviva P.L.C....................................... 5,592,653  45,474,881
#   Aviva P.L.C. Sponsored ADR........................    27,627     452,807
    Avon Rubber P.L.C.................................    10,652     133,924
    Babcock International Group P.L.C.................   846,804  13,100,924
    BAE Systems P.L.C................................. 2,728,957  20,432,181
    Balfour Beatty P.L.C.............................. 1,873,859   6,888,015
    Bank of Georgia Holdings P.L.C....................    40,818   1,270,311
    Barclays P.L.C....................................   233,484   1,052,929
    Barclays P.L.C. Sponsored ADR..................... 2,016,535  36,257,299
    Barratt Developments P.L.C........................ 2,119,731  20,978,044
    BBA Aviation P.L.C................................ 1,025,091   4,745,433
    Beazley P.L.C..................................... 1,327,136   6,987,963
    Bellway P.L.C.....................................   352,677  13,252,425
    Berendsen P.L.C...................................   608,629   9,721,458
    Berkeley Group Holdings P.L.C.....................   281,432  14,779,653
    Betfair Group P.L.C...............................   103,939   4,516,166
    BG Group P.L.C.................................... 2,591,251  44,089,528
    BG Group P.L.C. Sponsored ADR.....................   132,471   2,274,527
    BHP Billiton P.L.C................................   387,667   7,120,532
#   BHP Billiton P.L.C. ADR...........................   637,467  23,426,912
    Bloomsbury Publishing P.L.C.......................    58,768     149,732
    Bodycote P.L.C....................................   587,234   6,255,691
    Booker Group P.L.C................................ 1,692,720   4,726,030
    Bovis Homes Group P.L.C...........................   331,489   5,905,194
    BP P.L.C.......................................... 2,377,334  14,643,740
    BP P.L.C. Sponsored ADR........................... 2,093,501  77,396,730
    Braemar Shipping Services P.L.C...................    13,650     100,521
#   Brammer P.L.C.....................................    54,867     277,952
    Brewin Dolphin Holdings P.L.C.....................   584,919   2,871,572
    British American Tobacco P.L.C....................   149,582   8,881,586
#   British American Tobacco P.L.C. Sponsored ADR.....   142,986  17,015,334
    British Polythene Industries P.L.C................    30,441     337,705

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
UNITED KINGDOM -- (Continued)
    Britvic P.L.C.....................................    498,483 $ 5,334,147
    BT Group P.L.C....................................    524,611   3,796,609
    BT Group P.L.C. Sponsored ADR.....................    136,282   9,847,737
*   BTG P.L.C.........................................    387,064   3,946,519
    Bunzl P.L.C.......................................    260,578   7,458,831
    Burberry Group P.L.C..............................    327,273   8,213,385
    Bwin.Party Digital Entertainment P.L.C............  1,220,016   2,186,999
    Cable & Wireless Communications P.L.C............. 10,496,106  10,487,369
*   Cairn Energy P.L.C................................    144,231     362,124
    Cape P.L.C........................................    310,147   1,127,812
    Capita P.L.C......................................    309,173   6,293,842
    Capital & Counties Properties P.L.C...............    348,854   2,510,765
    Capital & Regional P.L.C..........................    112,970     108,974
    Carclo P.L.C......................................     26,730      59,591
#   Carillion P.L.C...................................  1,184,720   6,394,677
    Carnival P.L.C....................................     43,538   2,413,218
#   Carnival P.L.C. ADR...............................    137,342   7,600,506
*   Carpetright P.L.C.................................      1,362      11,992
    Carr's Group P.L.C................................     26,720      68,432
    Castings P.L.C....................................     57,646     387,866
    Centamin P.L.C....................................  3,480,212   3,007,438
    Centaur Media P.L.C...............................     79,311      95,981
    Centrica P.L.C....................................  4,684,758  19,484,872
    Charles Stanley Group P.L.C.......................      6,583      38,176
    Charles Taylor P.L.C..............................     16,780      63,425
    Chemring Group P.L.C..............................    518,745   1,907,845
    Chesnara P.L.C....................................    208,325   1,100,908
    Chime Communications P.L.C........................     37,972     214,046
    Cineworld Group P.L.C.............................    418,395   3,340,870
    Clarkson P.L.C....................................      7,446     321,212
    Close Brothers Group P.L.C........................    400,417   9,073,810
*   Coats Group PLC...................................     52,296      22,311
    Cobham P.L.C......................................  2,520,090  10,267,749
#   Coca-Cola HBC AG..................................    333,967   6,965,817
*   Colt Group SA.....................................    811,320   2,378,087
    Communisis P.L.C..................................    169,076     128,380
    Compass Group P.L.C...............................    781,154  12,495,058
    Computacenter P.L.C...............................    174,722   2,073,276
    Connect Group PLC.................................    333,041     770,380
    Consort Medical P.L.C.............................     73,053   1,063,634
    Costain Group P.L.C...............................     90,447     472,077
    Countrywide P.L.C.................................     18,375     149,421
    Cranswick P.L.C...................................     96,405   2,483,872
    Crest Nicholson Holdings P.L.C....................    234,120   1,993,492
    Creston P.L.C.....................................     18,283      43,259
    Croda International P.L.C.........................    241,395  11,446,703
    CSR P.L.C.........................................    304,746   4,272,532
    Daily Mail & General Trust P.L.C..................    554,954   6,949,529
    Dairy Crest Group P.L.C...........................    369,417   3,328,299
    Darty P.L.C.......................................    303,760     340,000
    DCC P.L.C.........................................    161,043  12,726,293
    De La Rue P.L.C...................................    121,172     954,369
    Debenhams P.L.C...................................  2,832,553   3,876,936

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Dechra Pharmaceuticals P.L.C......................   179,407 $ 2,755,479
    Development Securities P.L.C......................   237,304     993,860
    Devro P.L.C.......................................   532,294   2,517,624
    Diageo P.L.C......................................    41,007   1,149,538
    Diageo P.L.C. Sponsored ADR.......................   112,454  12,629,709
#   Dialight P.L.C....................................     8,727      74,394
    Dignity P.L.C.....................................    72,210   2,754,167
    Diploma P.L.C.....................................   287,948   3,336,330
    Direct Line Insurance Group P.L.C................. 2,394,054  13,662,536
    Dixons Carphone P.L.C............................. 1,915,482  13,630,398
    Domino's Pizza Group P.L.C........................   248,806   3,486,522
    Drax Group P.L.C..................................   781,499   3,637,688
    DS Smith P.L.C.................................... 2,974,898  18,582,065
    Dunelm Group P.L.C................................    86,445   1,209,090
    Dyson Group P.L.C.................................     3,999          81
    E2V Technologies P.L.C............................    92,393     323,118
    easyJet P.L.C.....................................   249,042   6,389,642
    Electrocomponents P.L.C........................... 1,518,040   4,717,932
    Elementis P.L.C................................... 1,421,790   5,689,525
    Energy Assets Group P.L.C.........................     1,375      12,003
*   EnQuest P.L.C..................................... 1,905,803   1,051,003
*   Enterprise Inns P.L.C............................. 1,222,407   2,143,080
    Essentra P.L.C....................................   603,043   8,584,808
    esure Group P.L.C.................................   156,534     659,742
    Euromoney Institutional Investor P.L.C............    52,763     856,718
*   Evraz P.L.C.......................................   977,164   1,536,613
    Experian P.L.C....................................   646,537  12,121,687
    Fenner P.L.C......................................   489,313   1,272,761
    Ferrexpo P.L.C....................................   538,272     485,408
    Fidessa Group P.L.C...............................    48,859   1,829,915
*   Findel P.L.C......................................    63,044     196,988
*   Firstgroup P.L.C.................................. 2,597,461   4,672,877
    Fortune Oil CVR...................................   691,662       5,401
    Foxtons Group P.L.C...............................    42,840     162,910
#   Fresnillo P.L.C...................................   207,353   2,091,454
    Fuller Smith & Turner P.L.C. Class A..............    40,964     761,308
*   Future P.L.C......................................   361,156      58,486
    G4S P.L.C......................................... 3,485,837  14,944,971
    Galliford Try P.L.C...............................   216,601   5,997,160
    Games Workshop Group P.L.C........................     7,668      67,777
    Gem Diamonds, Ltd.................................   299,479     597,783
    Genus P.L.C.......................................    97,557   2,192,336
    GKN P.L.C......................................... 3,107,575  15,436,172
    GlaxoSmithKline P.L.C.............................   104,177   2,264,283
    GlaxoSmithKline P.L.C. Sponsored ADR..............   526,149  22,855,913
    Glencore P.L.C.................................... 4,050,971  13,125,606
    Go-Ahead Group P.L.C..............................    75,459   3,001,020
    Goodwin P.L.C.....................................        40       1,578
    Grafton Group P.L.C...............................   382,438   4,295,945
    Greencore Group P.L.C............................. 1,515,299   7,474,549
    Greene King P.L.C.................................   761,672  10,269,666
    Greggs P.L.C......................................   352,647   7,461,879
    Halfords Group P.L.C..............................   769,765   6,527,126

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Halma P.L.C....................................... 1,172,332 $13,843,139
    Hargreaves Lansdown P.L.C.........................   305,977   5,712,155
    Harvey Nash Group P.L.C...........................    28,747      46,517
    Hays P.L.C........................................ 2,745,740   7,138,127
    Headlam Group P.L.C...............................   103,178     766,707
    Helical Bar P.L.C.................................   227,958   1,513,648
    HellermannTyton Group P.L.C.......................     4,448      32,728
    Henderson Group P.L.C............................. 2,281,667  10,132,639
    Henry Boot P.L.C..................................    54,535     202,641
    Hikma Pharmaceuticals P.L.C.......................   286,257  10,693,647
    Hill & Smith Holdings P.L.C.......................   174,330   1,886,582
    Hilton Food Group P.L.C...........................     1,517      10,429
    Hiscox, Ltd.......................................   617,215   8,914,441
#*  Hochschild Mining P.L.C...........................   410,514     497,828
    Hogg Robinson Group P.L.C.........................   148,389     155,221
    Home Retail Group P.L.C........................... 1,862,626   4,742,912
    HomeServe P.L.C...................................   726,541   4,944,714
*   Hornby P.L.C......................................    20,303      32,124
    Howden Joinery Group P.L.C........................ 1,327,482  10,258,227
    HSBC Holdings P.L.C. Sponsored ADR................ 1,784,953  80,447,832
    Hunting P.L.C.....................................   276,223   2,208,772
    Huntsworth P.L.C..................................   265,818     177,218
    ICAP P.L.C........................................ 1,501,746  12,080,436
    IG Group Holdings P.L.C........................... 1,159,100  13,525,310
#*  Imagination Technologies Group P.L.C..............   436,640   1,596,123
    IMI P.L.C.........................................   253,911   4,200,892
    Imperial Tobacco Group P.L.C......................   378,719  19,873,870
    Imperial Tobacco Group P.L.C. ADR.................    12,593   1,319,243
    Inchcape P.L.C.................................... 1,091,408  13,668,702
*   Indivior P.L.C....................................   279,047   1,150,223
    Informa P.L.C..................................... 1,858,526  17,275,958
    Inmarsat P.L.C....................................   993,210  13,753,809
    Innovation Group P.L.C............................ 1,487,036     747,735
    InterContinental Hotels Group P.L.C...............   154,234   6,478,177
    InterContinental Hotels Group P.L.C. ADR..........   104,760   4,382,111
*   International Consolidated Airlines Group
      SA(B5282K0).....................................   273,681   2,277,373
*   International Consolidated Airlines Group
      SA(B5M6XQ7)..................................... 1,443,614  12,023,053
*   International Consolidated Airlines Group SA
      Sponsored ADR...................................    11,890     497,002
*   International Ferro Metals, Ltd...................    20,587         617
    Interserve P.L.C..................................   345,025   3,473,345
    Intertek Group P.L.C..............................   327,922  12,531,630
    Investec P.L.C....................................   972,122   8,866,055
*   IP Group P.L.C....................................   159,593     505,850
    ITE Group P.L.C...................................   481,235   1,387,280
    ITV P.L.C......................................... 2,944,191  12,883,123
#   J Sainsbury P.L.C................................. 2,979,454  12,307,424
    James Fisher & Sons P.L.C.........................    89,240   1,549,905
    Jardine Lloyd Thompson Group P.L.C................   178,169   2,889,402
    JD Sports Fashion P.L.C...........................   110,365   1,386,319
    JD Wetherspoon P.L.C..............................   287,125   3,205,958
#*  JKX Oil & Gas P.L.C...............................   132,334      33,547
    John Menzies P.L.C................................    94,881     764,165
    John Wood Group P.L.C.............................   694,425   6,761,117

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
UNITED KINGDOM -- (Continued)
    Johnson Matthey P.L.C.............................    269,325 $12,241,360
*   Johnston Press P.L.C..............................     29,137      51,239
    Jupiter Fund Management P.L.C.....................    976,310   7,150,022
    Just Retirement Group P.L.C.......................      4,974      15,005
#*  KAZ Minerals P.L.C................................    535,840   1,352,676
    Kcom Group P.L.C..................................  1,190,330   1,756,086
    Keller Group P.L.C................................    182,056   3,003,294
    Kier Group P.L.C..................................    233,022   5,243,333
    Kingfisher P.L.C..................................  1,813,434  10,215,039
    Ladbrokes P.L.C...................................  1,972,528   3,504,519
    Laird P.L.C.......................................    607,111   3,732,891
*   Lamprell P.L.C....................................    633,715   1,441,312
    Lancashire Holdings, Ltd..........................    428,247   4,308,241
    Latchways P.L.C...................................      2,464      28,581
    Laura Ashley Holdings P.L.C.......................    224,765      98,292
    Lavendon Group P.L.C..............................    184,317     525,175
    Legal & General Group P.L.C.......................  4,842,417  19,695,181
*   Liberty Global P.L.C. Class A.....................     27,450   1,440,024
*   Liberty Global P.L.C. Series C....................     67,223   3,303,324
*   Liberty Global P.L.C. LiLAC Class A...............      1,372      58,688
*   Liberty Global P.L.C. LiLAC Class C...............      3,361     143,016
    Lloyds Banking Group P.L.C........................ 53,420,611  69,564,806
#   Lloyds Banking Group P.L.C. ADR...................  1,360,179   7,154,542
    London Stock Exchange Group P.L.C.................    375,585  15,278,010
#*  Lonmin P.L.C......................................  1,045,266     849,650
    Lookers P.L.C.....................................    517,749   1,309,179
    Low & Bonar P.L.C.................................    135,064     149,428
    LSL Property Services P.L.C.......................     21,370     125,182
    Man Group P.L.C...................................  3,826,028   9,701,692
    Management Consulting Group P.L.C.................    265,588      65,428
    Marks & Spencer Group P.L.C.......................  1,279,687  10,861,806
    Marshalls P.L.C...................................    120,919     603,703
    Marston's P.L.C...................................  1,413,290   3,441,817
    McBride P.L.C.....................................    295,426     553,909
    Mears Group P.L.C.................................    110,822     675,306
    Meggitt P.L.C.....................................  1,735,107  12,573,020
    Melrose Industries P.L.C..........................  2,212,881   9,546,913
    Merlin Entertainments P.L.C.......................    156,645   1,014,542
    Michael Page International P.L.C..................    508,345   4,345,601
    Micro Focus International P.L.C...................    323,404   7,053,782
    Millennium & Copthorne Hotels P.L.C...............    366,941   3,194,688
*   Mitchells & Butlers P.L.C.........................    643,288   3,794,356
    Mitie Group P.L.C.................................  1,409,967   7,083,319
    MJ Gleeson P.L.C..................................     19,478     137,864
    Mondi P.L.C.......................................    690,162  16,567,474
    Moneysupermarket.com Group P.L.C..................    630,380   2,882,677
    Morgan Advanced Materials P.L.C...................    809,968   4,483,051
    Morgan Sindall Group P.L.C........................     54,143     685,831
*   Mothercare P.L.C..................................    313,359   1,325,536
    N Brown Group P.L.C...............................    414,187   2,053,187
    National Express Group P.L.C......................  1,097,566   5,186,035
    National Grid P.L.C...............................     14,459     192,431
    National Grid P.L.C. Sponsored ADR................    167,434  11,154,452

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    NCC Group P.L.C...................................    69,991 $   256,967
*   New World Resources P.L.C. Class A................    46,188         449
    Next P.L.C........................................    78,028   9,733,970
    Northgate P.L.C...................................   350,752   2,998,127
    Novae Group P.L.C.................................    79,571     900,836
*   Ocado Group P.L.C.................................   360,491   2,227,786
    Old Mutual P.L.C.................................. 4,558,260  15,075,041
*   Ophir Energy P.L.C................................   211,603     382,820
*   Oxford Biomedica P.L.C............................   164,084      23,690
    Oxford Instruments P.L.C..........................    56,289     803,079
    Pace P.L.C........................................ 1,076,310   6,099,322
    PayPoint P.L.C....................................    50,574     789,851
    Pearson P.L.C.....................................    31,107     583,762
    Pearson P.L.C. Sponsored ADR......................   592,282  11,051,982
    Pendragon P.L.C...................................   547,817     331,857
    Pennon Group P.L.C................................   701,745   8,932,750
    Persimmon P.L.C...................................   675,953  21,569,722
*   Petra Diamonds, Ltd...............................   423,803     994,042
    Petrofac, Ltd.....................................   547,555   7,500,228
*   Petropavlovsk P.L.C...............................   304,494      28,434
    Pets at Home Group P.L.C..........................    59,922     270,293
    Phoenix Group Holdings............................   554,809   7,377,345
    Photo-Me International P.L.C......................   796,592   1,892,412
    Playtech P.L.C....................................   498,529   7,048,036
    Poundland Group P.L.C.............................    36,779     193,646
    Premier Farnell P.L.C.............................   688,496   1,458,211
*   Premier Foods P.L.C............................... 1,793,119   1,103,054
*   Premier Oil P.L.C................................. 1,061,793   2,213,493
    Provident Financial P.L.C.........................    24,116   1,116,960
#   Prudential P.L.C. ADR.............................   581,058  27,460,801
*   Punch Taverns P.L.C...............................    44,189      91,457
#   PZ Cussons P.L.C..................................   449,302   2,429,431
    QinetiQ Group P.L.C............................... 2,120,344   7,841,410
*   Quintain Estates & Development P.L.C.............. 1,759,349   3,615,294
    Randgold Resources, Ltd...........................   138,083   8,330,008
    Randgold Resources, Ltd. ADR......................    19,692   1,188,806
    Rank Group P.L.C..................................    70,608     269,702
*   Raven Russia, Ltd.................................   159,105     131,147
    REA Holdings P.L.C................................    11,361      53,253
    Reckitt Benckiser Group P.L.C.....................   126,272  12,109,257
    Redrow P.L.C......................................   619,030   4,497,737
    Regus P.L.C....................................... 2,055,197   9,014,106
    RELX P.L.C........................................   366,955   6,399,304
    RELX P.L.C. Sponsored ADR.........................   184,656   3,229,632
    Renishaw P.L.C....................................    69,421   2,263,562
    Rentokil Initial P.L.C............................ 3,120,253   7,163,994
    Restaurant Group P.L.C. (The).....................   560,195   5,895,487
    Rexam P.L.C....................................... 1,696,940  14,728,914
    Ricardo P.L.C.....................................    54,843     770,542
    Rightmove P.L.C...................................   171,018   9,717,262
    Rio Tinto P.L.C...................................   109,785   4,246,605
#   Rio Tinto P.L.C. Sponsored ADR....................   929,561  35,899,646

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    RM P.L.C.............................................    27,965 $    74,223
    Robert Walters P.L.C.................................    96,302     679,944
    Rolls-Royce Holdings P.L.C........................... 1,053,318  13,035,587
    Rotork P.L.C......................................... 2,082,503   6,952,066
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR....   603,738   6,435,847
    Royal Dutch Shell P.L.C.(B03MLX2)....................   118,171   3,387,179
    Royal Dutch Shell P.L.C.(B03MM40)....................    62,822   1,819,015
#   Royal Dutch Shell P.L.C. ADR(B03MM73)................ 1,354,884  78,786,505
#   Royal Dutch Shell P.L.C. ADR(780259206)..............   557,908  32,068,552
    Royal Mail P.L.C..................................... 1,316,742  10,373,346
    RPC Group P.L.C......................................   760,033   8,068,953
    RPS Group P.L.C......................................   407,421   1,359,683
    RSA Insurance Group P.L.C............................ 1,789,115  14,349,213
    S&U P.L.C............................................     2,442      95,125
    SABMiller P.L.C......................................   157,582   8,263,686
    Sage Group P.L.C. (The).............................. 1,633,182  13,273,053
    Savills P.L.C........................................   331,714   5,068,565
    Schroders P.L.C.(0239581)............................    54,414   2,066,660
    Schroders P.L.C.(0240549)............................   101,699   5,010,760
    SDL P.L.C............................................   153,953     963,333
    Senior P.L.C......................................... 1,163,486   5,277,837
    Sepura P.L.C.........................................    12,081      29,382
    Serco Group P.L.C....................................   680,246   1,367,373
*   Severfield P.L.C.....................................   396,752     446,283
    Severn Trent P.L.C...................................   284,878   9,794,241
    Shanks Group P.L.C................................... 1,300,420   2,021,298
    Shire P.L.C.(B39JBM7)................................    27,906   7,445,600
    Shire P.L.C.(B2QKY05)................................   142,837  12,697,667
    SIG P.L.C............................................ 1,598,286   5,210,663
    Sky P.L.C............................................   430,565   7,654,271
    Sky P.L.C. Sponsored ADR.............................    24,064   1,714,319
*   Skyepharma P.L.C.....................................    10,956      47,873
*   Skyepharma P.L.C. Sponsored ADR......................        80         348
    Smith & Nephew P.L.C.................................   233,122   4,332,724
    Smith & Nephew P.L.C. Sponsored ADR..................   114,228   4,227,560
    Smiths Group P.L.C...................................   769,188  13,535,816
#   Soco International P.L.C.............................   516,172   1,271,862
    Spectris P.L.C.......................................   349,513  10,646,390
    Speedy Hire P.L.C....................................   930,767     751,237
    Spirax-Sarco Engineering P.L.C.......................   162,545   8,414,456
    Spirent Communications P.L.C......................... 1,895,400   2,764,516
    Spirent Communications P.L.C. ADR....................    25,100     146,458
*   Sportech P.L.C.......................................    87,812      91,107
*   Sports Direct International P.L.C....................   423,479   5,229,979
    SSE P.L.C............................................ 1,234,491  29,198,451
    St Ives P.L.C........................................    75,985     210,514
    St James's Place P.L.C............................... 1,005,596  15,343,199
    ST Modwen Properties P.L.C...........................   432,109   3,211,614
    Stagecoach Group P.L.C...............................   816,927   4,982,563
    Standard Chartered P.L.C.............................   989,846  15,135,249
    Standard Life P.L.C.................................. 1,584,434  11,220,568
    Sthree P.L.C.........................................    84,563     513,999
    Stobart Group, Ltd...................................   112,353     193,287

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    STV Group P.L.C...................................    56,141 $   418,318
*   SuperGroup P.L.C..................................    98,671   2,229,842
    Synergy Health P.L.C..............................   132,043   3,589,547
    Synthomer P.L.C...................................   621,222   3,114,669
    T Clarke P.L.C....................................    26,802      32,759
#   TalkTalk Telecom Group P.L.C...................... 1,029,741   4,840,886
    Tarsus Group P.L.C................................     4,986      17,157
    Tate & Lyle P.L.C................................. 1,302,870  11,074,218
    Taylor Wimpey P.L.C............................... 6,479,929  19,639,706
    Ted Baker P.L.C...................................    34,428   1,731,832
    Telecity Group P.L.C..............................   588,292  10,039,487
#   Telecom Plus P.L.C................................    46,326     877,498
    Tesco P.L.C....................................... 7,490,402  25,189,762
*   Thomas Cook Group P.L.C........................... 3,940,578   7,365,572
    Topps Tiles P.L.C.................................   111,989     269,435
    Travis Perkins P.L.C..............................   495,726  17,382,019
    Tribal Group P.L.C................................    44,362     110,963
    Trifast P.L.C.....................................    50,763      99,477
    Trinity Mirror P.L.C..............................   730,112   1,515,385
    TT electronics P.L.C..............................   383,667     889,007
    TUI AG(5666292)...................................   561,525   9,601,358
    TUI AG(B11LJN4)...................................   319,157   5,482,367
    Tullett Prebon P.L.C..............................   542,896   3,431,467
    Tullow Oil P.L.C..................................   565,299   2,161,576
    UBM P.L.C.........................................   889,142   7,370,542
    UDG Healthcare P.L.C..............................   445,993   3,493,457
    UK Mail Group P.L.C...............................    12,676     100,818
    Ultra Electronics Holdings P.L.C..................   194,336   5,288,536
    Unilever P.L.C....................................    63,007   2,857,998
    Unilever P.L.C. Sponsored ADR.....................   232,570  10,542,398
    UNITE Group P.L.C. (The)..........................   525,661   5,175,801
    United Utilities Group P.L.C......................   610,655   8,494,537
    United Utilities Group P.L.C. ADR.................    10,818     300,524
    UTV Media P.L.C...................................   121,424     293,846
#*  Vectura Group P.L.C...............................   577,920   1,618,586
#   Vedanta Resources P.L.C...........................   278,207   1,730,795
    Vesuvius P.L.C....................................   609,108   3,884,987
    Victrex P.L.C.....................................   229,569   6,932,283
    Vitec Group P.L.C. (The)..........................    22,541     228,593
    Vodafone Group P.L.C..............................   470,393   1,781,845
    Vodafone Group P.L.C. Sponsored ADR............... 1,196,973  45,221,630
#*  Volex P.L.C.......................................    24,880      33,826
    Vp P.L.C..........................................    13,881     168,665
    Weir Group P.L.C. (The)...........................   331,542   7,960,455
    WH Smith P.L.C....................................   244,402   6,026,783
    Whitbread P.L.C...................................   182,464  14,772,957
    William Hill P.L.C................................ 2,538,818  16,040,353
    Wilmington Group P.L.C............................   137,652     562,592
*   Wincanton P.L.C...................................    58,198     169,338
    WM Morrison Supermarkets P.L.C.................... 6,331,441  18,017,468
    Wolseley P.L.C....................................   250,972  16,663,555
#   Wolseley P.L.C. ADR...............................    53,693     360,283
    WPP P.L.C.........................................   430,273   9,885,867

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES      VALUE++
                                                       ------- ---------------
UNITED KINGDOM -- (Continued)
#   WPP P.L.C. Sponsored ADR.......................... 130,599 $    15,037,169
    WS Atkins P.L.C................................... 189,903       4,655,095
    Xaar P.L.C........................................  73,630         596,239
    Xchanging P.L.C................................... 464,492         705,427
    XP Power, Ltd.....................................   4,208         107,846
                                                               ---------------
TOTAL UNITED KINGDOM..................................           2,699,755,452
                                                               ---------------
UNITED STATES -- (0.1%)
#*  Golden Ocean Group, Ltd........................... 107,870         418,615
    XL Group P.L.C.................................... 212,496       8,079,080
                                                               ---------------
TOTAL UNITED STATES...................................               8,497,695
                                                               ---------------
TOTAL COMMON STOCKS...................................          14,242,154,880
                                                               ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG.......................  17,668       1,382,893
    Biotest AG........................................   4,641         130,614
    Draegerwerk AG & Co. KGaA.........................   1,316         131,843
    Fuchs Petrolub SE.................................  88,110       3,829,120
    Henkel AG & Co. KGaA..............................  23,966       2,841,072
    Jungheinrich AG...................................  31,505       2,221,077
    Porsche Automobil Holding SE...................... 117,248       8,837,078
    Sartorius AG......................................   6,104       1,314,155
    Sixt SE...........................................  18,000         648,656
    STO SE & Co. KGaA.................................     647         100,903
    Villeroy & Boch AG................................   8,110         126,705
    Volkswagen AG..................................... 162,786      32,650,495
                                                               ---------------
TOTAL GERMANY.........................................              54,214,611
                                                               ---------------
TOTAL PREFERRED STOCKS................................              54,214,611
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Austin Engineering Rights 08/10/15................   5,514              40
*   Centrebet International, Ltd. Claim Units Rights..  22,005              --
*   Centrebet International, Ltd. Litigation Rights...  22,005              --
*   Duet Group, Ltd. Rights 08/10/15.................. 715,743              --
                                                               ---------------
TOTAL AUSTRALIA.......................................                      40
                                                               ---------------
AUSTRIA -- (0.0%)
*   Intercell AG Rights...............................  29,444              --
                                                               ---------------
CANADA -- (0.0%)
*   Imperial Metals Corp. Rights 08/20/15.............  86,219           1,319
                                                               ---------------
FRANCE -- (0.0%)
#*  Euro Disney SCA Rights(BVL80R6)...................  19,225           2,534

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                     SHARES       VALUE++
                                                   ---------- ---------------
FRANCE -- (Continued)
#*    Euro Disney SCA Rights(BVZHYB1).............    192,250 $            --
                                                              ---------------
TOTAL FRANCE......................................                      2,534
                                                              ---------------
HONG KONG -- (0.0%)
*     Miramar Hotel and Investment Warrants
        01/19/18..................................     48,200          11,502
                                                              ---------------
TOTAL RIGHTS/WARRANTS.............................                     15,395
                                                              ---------------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@  DFA Short Term Investment Fund.............. 98,028,582   1,134,190,693
                                                              ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $14,213,007,970).........................            $15,430,575,579
                                                              ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------------
                                  LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
                               -------------- --------------- ------------ ---------------
Common Stocks
   Australia.................. $   39,869,323 $   811,722,383           -- $   851,591,706
   Austria....................         56,994      67,439,224           --      67,496,218
   Belgium....................     19,563,918     208,547,074           --     228,110,992
   Bermuda....................             --          55,371           --          55,371
   Canada.....................  1,031,271,399          19,131           --   1,031,290,530
   China......................             --       3,219,722           --       3,219,722
   Denmark....................     11,754,914     227,062,494           --     238,817,408
   Finland....................      3,009,287     228,815,767           --     231,825,054
   France.....................     87,169,637     982,152,239           --   1,069,321,876
   Germany....................     72,728,310     886,927,554           --     959,655,864
   Greece.....................             --              --           --              --
   Hong Kong..................     13,223,658     403,891,103           --     417,114,761
   Ireland....................     16,649,943      63,623,029           --      80,272,972
   Israel.....................     43,284,002      59,788,002           --     103,072,004
   Italy......................     14,204,131     401,026,480           --     415,230,611
   Japan......................    122,820,729   3,122,535,099           --   3,245,355,828
   Netherlands................     55,952,707     323,004,610           --     378,957,317
   New Zealand................         98,263      46,860,653           --      46,958,916
   Norway.....................     15,307,927     103,146,436           --     118,454,363
   Portugal...................        266,402      41,541,822           --      41,808,224
   Singapore..................             --     173,590,549           --     173,590,549
   Spain......................     33,769,800     327,986,557           --     361,756,357
   Sweden.....................      6,920,676     419,197,444           --     426,118,120
   Switzerland................    139,748,238     904,078,732           --   1,043,826,970
   United Kingdom.............    640,416,014   2,059,339,438           --   2,699,755,452
   United States..............      8,079,080         418,615           --       8,497,695
Preferred Stocks
   Germany....................             --      54,214,611           --      54,214,611
Rights/Warrants
   Australia..................             --              40           --              40
   Austria....................             --              --           --              --
   Canada.....................             --           1,319           --           1,319
   France.....................             --           2,534           --           2,534
   Hong Kong..................             --          11,502           --          11,502
Securities Lending Collateral.             --   1,134,190,693           --   1,134,190,693
                               -------------- --------------- ------------ ---------------
TOTAL......................... $2,376,165,352 $13,054,410,227           -- $15,430,575,579
                               ============== =============== ============ ===============

                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company...................................... $3,338,010,633
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company......................................  2,191,179,456
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company..................................  2,137,703,292
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company......................................  1,045,087,330
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company......................................    628,571,432
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $8,294,000,964).....................................  9,340,552,143
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $8,294,000,964)^^........ $9,340,552,143
                                                                 ==============

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                       LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                    -------------- ------- ------- --------------
Affiliated Investment Companies.... $9,340,552,143   --      --    $9,340,552,143
                                    --------------   --      --    --------------
TOTAL.............................. $9,340,552,143   --      --    $9,340,552,143
                                    ==============   ==      ==    ==============

                       JAPANESE SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company........................................ $472,488,321
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $426,059,745)^^....................................... $472,488,321
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company........................................ $224,930,471
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $254,369,474)^^....................................... $224,930,471
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company......................................... $37,705,207
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $24,715,862)^^......................................... $37,705,207
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company........................................ $282,823,089
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $245,276,617)^^....................................... $282,823,089
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                       ---------- ------------
COMMON STOCKS -- (94.1%)

AUSTRALIA -- (18.5%)
    360 Capital Industrial Fund.......................    256,938 $    461,716
    Abacus Property Group.............................  3,247,737    7,368,326
#   ALE Property Group................................  1,153,542    3,077,571
    Aspen Group.......................................    732,012      721,357
    Astro Japan Property Group........................    294,081    1,117,898
#   BWP Trust.........................................  5,060,866   12,438,221
#   Carindale Property Trust..........................     99,428      465,545
    Charter Hall Group................................  3,117,514   10,760,037
*   Charter Hall Office...............................  2,059,687           --
    Charter Hall Retail REIT..........................  3,203,721   10,077,852
    Cromwell Property Group........................... 11,434,713    9,311,187
    Dexus Property Group..............................  9,359,774   53,115,068
    Federation Centres................................ 30,117,761   65,914,599
#   Folkestone Education Trust........................  1,104,921    1,832,819
    Galileo Japan Trust...............................     85,441      109,877
    Generation Healthcare REIT........................     11,166       14,238
    Goodman Group..................................... 15,847,483   75,578,549
*   GPT Group......................................... 38,018,670           --
    GPT Group (The)................................... 16,042,484   53,924,652
    Growthpoint Properties Australia, Ltd.............    781,004    1,881,684
#   Ingenia Communities Group.........................  6,399,876    2,195,707
    Investa Office Fund...............................  5,781,474   16,706,898
*   Prime Retirement & Aged Care Property Trust.......    116,309           --
    Scentre Group..................................... 45,808,530  132,289,284
    Shopping Centres Australasia Property Group.......  7,141,188   11,145,497
    Stockland......................................... 21,692,930   67,238,992
#   Westfield Corp.................................... 18,551,047  135,679,075
                                                                  ------------
TOTAL AUSTRALIA.......................................             673,426,649
                                                                  ------------
BELGIUM -- (1.5%)
#   Aedifica SA.......................................     78,924    4,598,970
    Befimmo SA........................................    183,818   11,647,366
    Cofinimmo SA......................................    187,879   20,183,518
    Intervest Offices & Warehouses NV.................     57,227    1,405,068
#   Leasinvest Real Estate SCA........................     14,070    1,345,051
    Montea SCA........................................      3,197      122,909
#   Retail Estates NV.................................     25,103    1,977,364
    Warehouses De Pauw CVA............................    125,231    9,893,843
    Wereldhave Belgium NV.............................     15,947    1,696,047
                                                                  ------------
TOTAL BELGIUM.........................................              52,870,136
                                                                  ------------
CANADA -- (4.8%)
#   Allied Properties REIT............................    383,015   10,665,907
#   Artis REIT........................................    660,153    6,642,668
#   Boardwalk REIT....................................    233,500   10,276,607
#   Brookfield Canada Office Properties...............     66,995    1,329,296
    BTB REIT..........................................    174,105      603,047
#   Canadian Apartment Properties REIT................    547,255   11,728,836
#   Canadian REIT.....................................    357,827   11,633,447
#   Chartwell Retirement Residences...................    353,618    3,233,759
#   Cominar REIT......................................    817,422   10,987,712

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
CANADA -- (Continued)
#   Crombie REIT......................................    385,182 $  3,728,565
#   Dream Global REIT.................................    498,049    3,693,906
#   Dream Office REIT.................................    532,004    9,652,831
    Granite REIT......................................    211,332    6,510,354
#   H&R REIT..........................................  1,301,078   22,214,380
    InnVest REIT......................................    591,872    2,262,767
    InterRent REIT....................................    142,390      686,991
#   Morguard North American Residential REIT..........    129,052      990,696
    Morguard REIT.....................................    263,865    3,314,831
    Northern Property REIT............................    195,345    3,185,923
#   NorthWest Healthcare Properties REIT..............    264,445    1,595,344
    OneREIT REIT......................................    463,580    1,169,717
#   Partners REIT.....................................    104,000      279,115
#   Plaza Retail REIT.................................     53,917      178,506
    Pure Industrial Real Estate Trust.................  1,052,304    3,717,280
    RioCan REIT.......................................  1,503,549   30,798,698
#   Smart Real Estate Investment Trust................    598,946   13,876,258
                                                                  ------------
TOTAL CANADA..........................................             174,957,441
                                                                  ------------
CHINA -- (0.2%)
*   RREEF China Commercial Trust......................  1,392,000        2,514
    Spring REIT.......................................  1,085,000      502,416
#   Yuexiu REIT....................................... 13,445,000    7,577,251
                                                                  ------------
TOTAL CHINA...........................................               8,082,181
                                                                  ------------
FRANCE -- (4.9%)
#   Acanthe Developpement SA..........................    206,670       97,912
    Affine SA.........................................     57,844    1,034,376
    Altarea SCA.......................................      1,811      308,660
#   ANF Immobilier....................................     49,896    1,236,625
    Argan SA..........................................      8,285      187,264
    Cegereal SA.......................................     15,742      493,889
    Fonciere Des Regions..............................    288,986   24,953,521
    Gecina SA.........................................    273,244   34,985,520
    ICADE.............................................    357,041   26,469,753
    Klepierre.........................................  1,664,211   75,719,264
    Mercialys SA......................................    567,338   12,936,200
    Terreis...........................................      1,329       38,772
                                                                  ------------
TOTAL FRANCE..........................................             178,461,756
                                                                  ------------
GERMANY -- (0.5%)
#   Alstria Office REIT-AG............................    825,760   11,405,528
#   Hamborner REIT AG.................................    684,473    6,552,133
                                                                  ------------
TOTAL GERMANY.........................................              17,957,661
                                                                  ------------
GREECE -- (0.0%)
    Grivalia Properties REIC AE.......................     96,660      744,989
                                                                  ------------
HONG KONG -- (4.6%)
    Champion REIT..................................... 25,868,012   14,343,234
#   Fortune REIT......................................  9,773,000   10,663,492
    Link REIT (The)................................... 22,039,305  129,570,542

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
HONG KONG -- (Continued)
#   Prosperity REIT................................... 11,220,000 $  4,239,361
#   Regal REIT........................................  8,643,000    2,429,355
    Sunlight REIT..................................... 10,196,000    5,179,640
                                                                  ------------
TOTAL HONG KONG.......................................             166,425,624
                                                                  ------------
ISRAEL -- (0.3%)
    Alony Hetz Properties & Investments, Ltd..........    728,352    5,689,345
    Reit 1, Ltd.......................................  1,487,535    4,256,292
    Sella Capital Real Estate, Ltd....................    533,894      850,995
                                                                  ------------
TOTAL ISRAEL..........................................              10,796,632
                                                                  ------------
ITALY -- (0.4%)
#   Beni Stabili SpA SIIQ............................. 12,075,319    9,524,757
    Immobiliare Grande Distribuzione SIIQ SpA.........  4,057,802    3,762,244
                                                                  ------------
TOTAL ITALY...........................................              13,287,001
                                                                  ------------
JAPAN -- (17.3%)
#   Activia Properties, Inc...........................        217    1,824,090
#   Advance Residence Investment Corp.................     12,407   27,071,639
    Comforia Residential REIT, Inc....................      2,243    4,318,229
    Daiwa House REIT Investment Corp..................      1,330    5,249,470
#   Daiwa House Residential Investment Corp...........      6,899   14,548,114
    Daiwa Office Investment Corp......................      3,040   15,012,656
    Frontier Real Estate Investment Corp..............      4,757   20,716,905
    Fukuoka REIT Corp.................................      6,334   10,649,837
#   Global One Real Estate Investment Corp............      1,918    6,489,758
    GLP J-Reit........................................     12,167   11,709,710
    Hankyu Reit, Inc..................................      4,972    5,407,301
    Heiwa Real Estate REIT, Inc.......................      8,334    6,146,653
    Ichigo Real Estate Investment Corp................      8,245    5,791,570
#   Industrial & Infrastructure Fund Investment Corp..      3,206   14,274,644
#   Invincible Investment Corp........................     15,746    8,389,784
    Japan Excellent, Inc..............................     11,658   12,768,108
    Japan Hotel REIT Investment Corp..................     33,899   21,935,006
#   Japan Logistics Fund, Inc.........................      8,668   16,336,778
    Japan Prime Realty Investment Corp................      7,727   25,028,019
    Japan Real Estate Investment Corp.................     12,514   56,121,446
    Japan Rental Housing Investments, Inc.............     11,139    7,378,484
    Japan Retail Fund Investment Corp.................     23,229   45,534,033
    Kenedix Office Investment Corp....................      4,368   20,237,419
    Kenedix Residential Investment Corp...............      3,275    8,295,146
#   MCUBS MidCity Investment Corp.....................      2,000    5,094,749
#   Mori Hills REIT Investment Corp...................     14,778   17,329,962
#   Mori Trust Sogo Reit, Inc.........................     11,422   21,219,294
    Nippon Accommodations Fund, Inc...................      4,604   16,368,008
#   Nippon Building Fund, Inc.........................     13,498   60,322,547
#   Nomura Real Estate Master Fund, Inc...............      7,603    9,130,601
#   Nomura Real Estate Office Fund, Inc...............      3,907   16,703,672
    Nomura Real Estate Residential Fund, Inc..........      1,475    7,791,870
#   Orix JREIT, Inc...................................     20,963   28,540,932
#   Premier Investment Corp...........................      2,477   12,964,820
    Sekisui House SI Residential Investment Corp......      9,910    9,469,725

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Starts Proceed Investment Corp.....................        915 $  1,356,169
#   Tokyu REIT, Inc....................................      9,276   10,715,383
    Top REIT, Inc......................................      1,738    7,066,915
#   United Urban Investment Corp.......................     24,442   35,502,729
                                                                   ------------
TOTAL JAPAN............................................             630,812,175
                                                                   ------------
MALAYSIA -- (0.6%)
    Amanahraya REIT....................................    609,800      141,285
    AmFirst REIT.......................................  1,788,940      402,777
    Axis REIT..........................................  2,716,625    2,445,910
#   Boustead Plantations Bhd...........................    270,800       97,659
#   CapitaMalls Malaysia Trust......................... 10,089,200    3,614,817
    Hektar REIT........................................    125,525       49,882
    IGB REIT...........................................  7,900,800    2,786,296
#   KLCCP Stapled Group................................  3,403,100    6,305,486
    MRCB-Quill REIT....................................    733,100      226,301
    Sunway REIT........................................ 13,256,500    5,410,333
    Tower REIT.........................................    434,900      138,758
    YTL Hospitality REIT...............................  4,316,800    1,207,286
                                                                   ------------
TOTAL MALAYSIA.........................................              22,826,790
                                                                   ------------
MEXICO -- (1.8%)
    Asesor de Activos Prisma SAPI de C.V...............  2,794,567    2,755,976
#   Concentradora Fibra Hotelera Mexicana S.A. de C.V..  1,524,678    1,647,457
#   Fibra Uno Administracion SA de C.V................. 17,554,993   42,175,564
#   Mexico Real Estate Management SA de C.V............  6,964,879   10,313,857
    PLA Administradora Industrial S de RL de C.V.......  3,929,122    7,952,128
                                                                   ------------
TOTAL MEXICO...........................................              64,844,982
                                                                   ------------
NETHERLANDS -- (7.7%)
    Eurocommercial Properties NV.......................    356,569   15,384,774
#   NSI NV.............................................    755,891    3,381,500
    Unibail-Rodamco SE.................................    870,716  231,440,103
    Vastned Retail NV..................................    208,115    9,459,724
#   Wereldhave NV......................................    337,235   19,937,624
                                                                   ------------
TOTAL NETHERLANDS......................................             279,603,725
                                                                   ------------
NEW ZEALAND -- (0.7%)
#   Argosy Property, Ltd...............................  5,386,361    3,964,370
    DNZ Property Fund, Ltd.............................    975,749    1,394,255
#   Goodman Property Trust.............................  7,332,153    6,146,461
#   Kiwi Property Group, Ltd...........................  8,905,201    8,105,255
    NPT, Ltd...........................................     45,944       19,080
    Precinct Properties New Zealand, Ltd...............  3,278,423    2,477,397
#   Property for Industry, Ltd.........................  1,056,775    1,080,959
#   Vital Healthcare Property Trust....................  1,531,468    1,687,751
                                                                   ------------
TOTAL NEW ZEALAND......................................              24,875,528
                                                                   ------------
SINGAPORE -- (7.0%)
    AIMS AMP Capital Industrial REIT...................  4,259,691    4,657,106
    Ascendas Hospitality Trust.........................  1,122,700      567,926
    Ascendas India Trust...............................  2,943,000    2,002,534

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SINGAPORE -- (Continued)
    Ascendas REIT..................................... 19,826,700 $ 34,956,054
#   Ascott Residence Trust............................  8,408,700    7,662,175
    Cache Logistics Trust.............................  7,384,400    5,812,648
#   Cambridge Industrial Trust........................ 10,918,031    5,331,638
    CapitaLand Commercial Trust....................... 21,329,100   22,147,546
    CapitaLand Mall Trust............................. 23,100,300   33,675,837
    CapitaRetail China Trust..........................  6,155,180    7,131,771
    CDL Hospitality Trusts............................  7,029,900    7,996,371
#   Far East Hospitality Trust........................  2,608,300    1,332,487
    First REIT........................................  4,494,600    4,621,812
#   Frasers Centrepoint Trust.........................  5,950,800    8,929,067
#   Frasers Commercial Trust..........................  5,653,434    5,997,140
#   Keppel REIT....................................... 18,254,126   14,313,744
    Lippo Malls Indonesia Retail Trust................ 12,454,900    3,227,243
#   Mapletree Commercial Trust........................ 12,378,384   12,319,770
    Mapletree Industrial Trust........................ 11,538,856   12,822,046
    Mapletree Logistics Trust......................... 14,879,768   12,044,428
#   OUE Hospitality Trust.............................    771,600      511,997
    Parkway Life REIT.................................  3,157,300    5,589,983
#   Sabana Shari'ah Compliant Industrial REIT.........  4,062,016    2,443,126
#   Saizen REIT.......................................  1,705,600    1,068,567
    SPH REIT..........................................    296,500      220,418
#   Starhill Global REIT.............................. 13,891,400    8,805,336
    Suntec REIT....................................... 22,134,200   27,469,997
                                                                  ------------
TOTAL SINGAPORE.......................................             253,658,767
                                                                  ------------
SOUTH AFRICA -- (4.5%)
    Arrowhead Properties, Ltd. Class A................    303,379      229,509
    Arrowhead Properties, Ltd. Class B................    303,379      232,626
*   Capital Property Fund............................. 15,096,559   17,525,761
    Emira Property Fund, Ltd..........................  5,862,472    7,970,951
    Fountainhead Property Trust.......................  7,514,178    5,712,337
    Growthpoint Properties, Ltd....................... 23,942,320   52,393,204
    Hyprop Investments, Ltd...........................  1,712,967   17,572,433
    Investec Property Fund, Ltd.......................    408,821      553,034
    Octodec Investments, Ltd..........................     18,104       35,659
#   Rebosis Property Fund, Ltd........................  1,566,332    1,374,383
    Redefine Properties, Ltd.......................... 32,605,625   29,614,452
    Resilient Property Income Fund, Ltd...............  2,393,360   18,984,718
    SA Corporate Real Estate Fund Nominees Pty, Ltd... 17,026,076    6,258,473
    Vukile Property Fund, Ltd.........................  3,459,042    4,938,728
                                                                  ------------
TOTAL SOUTH AFRICA....................................             163,396,268
                                                                  ------------
TAIWAN -- (0.3%)
    Cathay No. 1 REIT................................. 10,620,000    6,061,703
    Cathay No. 2 REIT.................................  4,114,000    2,028,198
    Fubon No. 1 REIT..................................  1,271,000      640,084
    Fubon No. 2 REIT..................................  3,968,000    1,645,859

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
      Shin Kong No.1 REIT............................  4,652,000 $    2,075,786
                                                                 --------------
TOTAL TAIWAN.........................................                12,451,630
                                                                 --------------
TURKEY -- (0.7%)
#*    Akfen Gayrimenkul Yatirim Ortakligi A.S........    339,253        204,494
      Alarko Gayrimenkul Yatirim Ortakligi A.S.......     51,842        436,945
#*    Dogus Gayrimenkul Yatirim Ortakligi A.S........    723,861        936,524
#     Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,659,886     17,467,696
      Halk Gayrimenkul Yatirim Ortakligi A.S.........    473,993        176,049
#     Is Gayrimenkul Yatirim Ortakligi A.S...........  4,366,823      2,422,576
      Saf Gayrimenkul Yatirim Ortakligi A.S..........  2,993,387      1,153,159
#*    Sinpas Gayrimenkul Yatirim Ortakligi A.S.......  3,158,819        831,643
#     Torunlar Gayrimenkul Yatirim Ortakligi A.S.....  1,442,541      1,693,840
#*    Vakif Gayrimenkul Yatirim Ortakligi A.S........  1,276,549      1,026,942
                                                                 --------------
TOTAL TURKEY.........................................                26,349,868
                                                                 --------------
UNITED KINGDOM -- (17.8%)
      Assura P.L.C...................................  1,540,690      1,310,468
      Big Yellow Group P.L.C.........................  1,243,667     13,675,950
      British Land Co. P.L.C. (The)..................  9,159,773    120,126,374
      Derwent London P.L.C...........................    930,988     52,777,866
      Great Portland Estates P.L.C...................  3,161,276     41,067,456
      Hammerson P.L.C................................  7,540,987     77,412,845
#     Hansteen Holdings P.L.C........................  6,472,203     12,300,893
      Intu Properties P.L.C..........................  8,751,569     45,010,498
      Land Securities Group P.L.C....................  7,397,339    149,815,441
      Londonmetric Property P.L.C....................  5,477,041     13,836,913
      McKay Securities P.L.C.........................    294,416      1,222,006
      Mucklow A & J Group P.L.C......................    303,097      2,327,907
      Primary Health Properties P.L.C................    733,995      4,668,798
      Redefine International P.L.C...................  2,962,079      2,404,105
      Safestore Holdings P.L.C.......................  1,756,938      8,271,880
      Segro P.L.C....................................  6,887,071     48,220,682
      Shaftesbury P.L.C..............................  2,569,730     37,478,559
      Town Centre Securities P.L.C...................     15,932         74,996
      Workspace Group P.L.C..........................    995,742     15,126,165
                                                                 --------------
TOTAL UNITED KINGDOM.................................               647,129,802
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,422,959,605
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund................. 18,495,240    213,989,931
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,364,843,967)^^...........................            $3,636,949,536
                                                                 ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................           -- $  673,426,649   --    $  673,426,649
   Belgium..................           --     52,870,136   --        52,870,136
   Canada................... $174,957,441             --   --       174,957,441
   China....................           --      8,082,181   --         8,082,181
   France...................           --    178,461,756   --       178,461,756
   Germany..................           --     17,957,661   --        17,957,661
   Greece...................           --        744,989   --           744,989
   Hong Kong................           --    166,425,624   --       166,425,624
   Israel...................           --     10,796,632   --        10,796,632
   Italy....................           --     13,287,001   --        13,287,001
   Japan....................           --    630,812,175   --       630,812,175
   Malaysia.................           --     22,826,790   --        22,826,790
   Mexico...................   64,844,982             --   --        64,844,982
   Netherlands..............           --    279,603,725   --       279,603,725
   New Zealand..............           --     24,875,528   --        24,875,528
   Singapore................           --    253,658,767   --       253,658,767
   South Africa.............   16,065,942    147,330,326   --       163,396,268
   Taiwan...................           --     12,451,630   --        12,451,630
   Turkey...................           --     26,349,868   --        26,349,868
   United Kingdom...........           --    647,129,802   --       647,129,802
Securities Lending
   Collateral...............           --    213,989,931   --       213,989,931
                             ------------ --------------   --    --------------
TOTAL....................... $255,868,365 $3,381,081,171   --    $3,636,949,536
                             ============ ==============   ==    ==============

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES   VALUE++
                                                       ------- ----------
COMMON STOCKS -- (9.7%)

UNITED STATES -- (9.7%)
    Acadia Realty Trust...............................  54,417 $1,740,256
    Agree Realty Corp.................................  11,304    350,311
    Alexandria Real Estate Equities, Inc..............  19,827  1,838,161
    American Assets Trust, Inc........................  32,891  1,368,923
    American Campus Communities, Inc..................  79,407  2,963,469
    American Homes 4 Rent Class A.....................  46,246    765,371
    Apartment Investment & Management Co. Class A.....  82,743  3,233,596
    Ashford Hospitality Prime, Inc....................  25,749    374,905
    Ashford Hospitality Trust, Inc....................  82,794    723,620
    Associated Estates Realty Corp....................   6,800    195,500
    AvalonBay Communities, Inc........................  37,596  6,479,295
    BioMed Realty Trust, Inc.......................... 138,217  2,977,194
    Boston Properties, Inc............................  56,151  6,922,295
    Brandywine Realty Trust........................... 137,605  1,894,821
    Brixmor Property Group, Inc....................... 221,287  5,414,893
    Camden Property Trust.............................  42,270  3,365,960
    Campus Crest Communities, Inc.....................  18,518    105,553
    CareTrust REIT, Inc...............................  23,579    306,055
    CBL & Associates Properties, Inc.................. 153,803  2,513,141
    Cedar Realty Trust, Inc...........................  47,991    321,540
    Chambers Street Properties........................ 249,909  1,854,325
    Chatham Lodging Trust.............................  31,124    840,970
    Chesapeake Lodging Trust..........................  62,868  2,016,177
    Columbia Property Trust, Inc...................... 137,690  3,326,590
    CoreSite Realty Corp..............................  48,259  2,422,602
    Corporate Office Properties Trust.................  57,902  1,339,273
    Cousins Properties, Inc........................... 204,300  2,120,634
    CubeSmart......................................... 108,454  2,837,157
    CyrusOne, Inc..................................... 121,039  3,720,739
    DCT Industrial Trust, Inc.........................  58,397  2,029,880
    DDR Corp.......................................... 203,501  3,317,066
    DiamondRock Hospitality Co........................  95,094  1,199,135
    Digital Realty Trust, Inc.........................  58,328  3,748,741
    Douglas Emmett, Inc...............................  89,381  2,619,757
    Duke Realty Corp.................................. 167,598  3,380,452
    DuPont Fabros Technology, Inc.....................  36,610  1,103,792
    EastGroup Properties, Inc.........................  17,477  1,052,115
    Education Realty Trust, Inc.......................  20,198    639,065
    Empire State Realty Trust, Inc. Class A...........  41,155    731,736
    EPR Properties....................................  26,957  1,539,784
*   Equity Commonwealth REIT.......................... 119,046  3,119,005
    Equity Lifestyle Properties, Inc..................  40,838  2,363,703
    Equity One, Inc...................................  37,288    957,183
    Equity Residential................................  80,979  6,058,039
    Essex Property Trust, Inc.........................  18,506  4,162,184
    Excel Trust, Inc..................................  23,728    375,852
    Extra Space Storage, Inc..........................  40,686  2,991,235
    Federal Realty Investment Trust...................  24,364  3,332,752
    FelCor Lodging Trust, Inc.........................  55,200    516,672
    First Industrial Realty Trust, Inc................  53,792  1,126,404
    First Potomac Realty Trust........................  27,758    315,053

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
UNITED STATES -- (Continued)
    Franklin Street Properties Corp...................  39,814 $   468,611
    Gaming and Leisure Properties, Inc................  52,684   1,725,401
    General Growth Properties, Inc....................  26,500     719,210
    Getty Realty Corp.................................  19,649     326,566
    Gladstone Commercial Corp.........................  26,425     423,329
    Gladstone Land Corp...............................   3,320      33,300
    Government Properties Income Trust................  43,144     745,097
    HCP, Inc.......................................... 181,637   7,018,454
    Health Care REIT, Inc............................. 255,377  17,715,503
    Healthcare Realty Trust, Inc......................  55,302   1,329,460
    Healthcare Trust of America, Inc. Class A......... 227,188   5,709,234
    Hersha Hospitality Trust..........................  23,800     645,456
    Highwoods Properties, Inc.........................  48,105   2,036,285
    Home Properties, Inc..............................   8,050     593,285
    Hospitality Properties Trust......................  65,443   1,794,447
    Host Hotels & Resorts, Inc........................ 447,508   8,672,705
    Hudson Pacific Properties, Inc.................... 155,588   4,788,999
    Inland Real Estate Corp...........................  40,165     394,420
    Investors Real Estate Trust....................... 140,672   1,014,245
    Iron Mountain, Inc................................ 230,734   6,933,557
    Kilroy Realty Corp................................  42,721   3,026,783
    Kimco Realty Corp................................. 134,021   3,311,659
    Kite Realty Group Trust...........................  75,736   1,999,430
    LaSalle Hotel Properties..........................  85,907   2,858,126
    Lexington Realty Trust............................ 105,226     904,944
    Liberty Property Trust............................  80,330   2,733,630
    LTC Properties, Inc...............................  14,060     616,812
    Macerich Co. (The)................................  60,000   4,749,600
    Mack-Cali Realty Corp.............................  70,869   1,476,910
    Medical Properties Trust, Inc..................... 164,022   2,242,181
    Mid-America Apartment Communities, Inc............   6,000     482,040
    Monmouth Real Estate Investment Corp. Class A.....  68,427     685,639
    National Health Investors, Inc....................  35,850   2,339,213
    National Retail Properties, Inc...................  86,273   3,206,767
    New Senior Investment Group, Inc..................  53,973     698,411
    Omega Healthcare Investors, Inc................... 136,465   4,948,221
    One Liberty Properties, Inc.......................   2,020      45,652
    Paramount Group, Inc..............................  61,889   1,105,956
    Parkway Properties, Inc...........................  61,942   1,111,239
    Pebblebrook Hotel Trust...........................  86,405   3,516,684
    Pennsylvania REIT.................................  40,709     892,341
    Physicians Realty Trust...........................  53,745     862,070
    Piedmont Office Realty Trust, Inc. Class A........  78,256   1,425,042
    Post Properties, Inc..............................  36,709   2,090,210
    Prologis, Inc..................................... 246,292  10,001,918
    PS Business Parks, Inc............................   7,600     585,124
    Public Storage....................................  77,046  15,808,298
    QTS Realty Trust, Inc. Class A....................  13,946     578,759
    Ramco-Gershenson Properties Trust.................  28,036     474,930
    Realty Income Corp................................  86,710   4,187,226
    Regency Centers Corp..............................  53,924   3,449,518
    Retail Opportunity Investments Corp...............  42,806     734,123
    Retail Properties of America, Inc. Class A........ 234,545   3,414,975

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                   SHARES       VALUE++
                                                 ----------- --------------
UNITED STATES -- (Continued)
    Rexford Industrial Realty, Inc..............      93,200 $    1,357,924
    RLJ Lodging Trust...........................      95,383      2,845,275
    Rouse Properties, Inc.......................      40,483        712,501
    Ryman Hospitality Properties, Inc...........      32,707      1,870,186
    Sabra Health Care REIT, Inc.................      44,584      1,219,372
    Select Income REIT..........................      99,357      1,994,095
    Senior Housing Properties Trust.............     117,124      2,022,732
    Silver Bay Realty Trust Corp................      16,361        265,212
    Simon Property Group, Inc...................     151,761     28,412,694
    SL Green Realty Corp........................      37,237      4,287,468
    Sovran Self Storage, Inc....................      22,361      2,128,991
    Spirit Realty Capital, Inc..................     620,380      6,296,857
    STAG Industrial, Inc........................     102,328      2,009,722
    Starwood Waypoint Residential Trust.........      81,927      2,005,573
*   Strategic Hotels & Resorts, Inc.............     171,849      2,349,176
    Summit Hotel Properties, Inc................     128,029      1,745,035
    Sun Communities, Inc........................      17,448      1,212,810
    Sunstone Hotel Investors, Inc...............      98,530      1,386,317
    Tanger Factory Outlet Centers, Inc..........      47,850      1,554,168
    Taubman Centers, Inc........................      45,394      3,395,471
    Terreno Realty Corp.........................      34,999        733,929
    Trade Street Residential, Inc...............       1,865         13,074
    UDR, Inc....................................      35,200      1,190,112
    UMH Properties, Inc.........................      12,436        119,386
    Universal Health Realty Income Trust........       2,337        114,443
    Urban Edge Properties.......................      24,660        529,450
    Urstadt Biddle Properties, Inc. Class A.....       9,769        186,588
    Ventas, Inc.................................     255,210     17,122,039
    VEREIT, Inc. REIT...........................     757,975      6,639,861
    Vornado Realty Trust........................      58,644      5,720,722
    Washington REIT.............................      37,925      1,017,907
    Weingarten Realty Investors.................      61,000      2,145,980
    Whitestone REIT.............................      28,168        364,212
    WP Carey, Inc...............................     104,538      6,396,680
    WP GLIMCHER, Inc............................      91,326      1,236,554
    Xenia Hotels & Resorts, Inc.................      31,599        655,047
                                                             --------------
TOTAL COMMON STOCKS.............................                373,922,489
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (90.3%)......
UNITED STATES -- (90.3%)
    DFA International Real Estate Securities
      Portfolio of DFA Investment Dimensions
      Group Inc................................. 265,643,652  1,399,942,048
    DFA Real Estate Securities Portfolio of DFA
      Investment Dimensions Group Inc...........  64,109,350  2,067,526,552
                                                             --------------
TOTAL UNITED STATES.............................              3,467,468,600
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES.....................................              3,467,468,600
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,256,310,207)^^......................             $3,841,391,089
                                                             ==============

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Common Stocks
    United States................ $  373,922,489   --      --    $  373,922,489
 Affiliated Investment Companies
    United States................  3,467,468,600   --      --     3,467,468,600
                                  --------------   --      --    --------------
 TOTAL........................... $3,841,391,089   --      --    $3,841,391,089
                                  ==============   ==      ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                       ---------- -----------
COMMON STOCKS -- (93.4%)

AUSTRALIA -- (4.8%)
*   Aditya Birla Minerals, Ltd........................  2,872,413 $   420,340
*   AED Oil, Ltd......................................    992,337          --
*   AJ Lucas Group, Ltd...............................    584,687     127,796
    Amalgamated Holdings, Ltd.........................  1,742,704  16,045,126
#   AP Eagers, Ltd....................................    407,627   3,124,743
*   APN News & Media, Ltd............................. 12,878,510   6,713,024
*   Aquarius Platinum, Ltd............................  2,539,745     240,810
#   Arrium, Ltd....................................... 50,732,720   4,443,924
*   ASG Group, Ltd....................................    311,883     247,303
#   Atlas Iron, Ltd................................... 16,286,615     416,533
#   Ausdrill, Ltd.....................................  4,593,210   1,006,926
    Austal, Ltd.......................................  1,687,186   2,436,542
*   Australian Agricultural Co., Ltd..................  8,352,292   8,713,275
    Australian Pharmaceutical Industries, Ltd.........  6,395,738   7,429,732
    AVJennings, Ltd...................................     40,111      18,637
#*  AWE, Ltd.......................................... 13,364,790  12,284,760
#   BC Iron, Ltd......................................    166,369      32,863
    Beach Energy, Ltd................................. 31,722,300  22,509,131
#   Beadell Resources, Ltd............................  3,683,211     321,526
#*  Billabong International, Ltd......................  9,309,028   4,068,370
    BlueScope Steel, Ltd.............................. 11,121,219  29,376,438
*   Boart Longyear, Ltd...............................  3,289,266     277,198
*   Boom Logistics, Ltd...............................  4,398,085     378,132
    Boral, Ltd........................................     56,994     276,081
#   Bradken, Ltd......................................  2,475,548   2,131,298
    Breville Group, Ltd...............................    897,473   4,476,391
    Brickworks, Ltd...................................    524,715   5,709,133
#   Cabcharge Australia, Ltd..........................    888,152   2,163,882
    Cape Lambert Resources, Ltd.......................  7,249,186      95,463
#   Cardno, Ltd.......................................  1,518,050   3,174,780
*   Carnarvon Petroleum, Ltd..........................    578,439      48,468
*   CDS Technologies, Ltd.............................     15,209          --
*   Citigold Corp., Ltd...............................  5,575,422     117,578
*   Coal of Africa, Ltd...............................    926,247      61,949
*   Coffey International, Ltd.........................    306,794      35,691
    Collins Foods, Ltd................................     32,723      75,078
*   Cooper Energy, Ltd................................  2,403,958     439,513
    Coventry Group, Ltd...............................    556,429     593,721
    CSR, Ltd..........................................  9,058,254  24,717,899
    Decmil Group, Ltd.................................  1,510,339   1,194,952
*   Devine, Ltd.......................................  1,292,917     613,911
    Downer EDI, Ltd................................... 10,549,133  35,005,837
#*  Drillsearch Energy, Ltd...........................  2,487,514   1,604,300
    Echo Entertainment Group, Ltd.....................  5,719,212  20,940,373
*   Elders, Ltd.......................................    905,718   2,716,975
*   Emeco Holdings, Ltd............................... 11,068,574     655,976
*   Energy Resources of Australia, Ltd................  2,451,899     680,805
#*  Energy World Corp., Ltd...........................    871,929     204,009
*   Eservglobal, Ltd..................................    177,962      44,806
#   Evolution Mining, Ltd............................. 15,686,772  11,415,849
    Fairfax Media, Ltd................................ 41,976,521  26,026,902

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
AUSTRALIA -- (Continued)
    Fleetwood Corp., Ltd..............................    248,103 $   321,337
    Gazal Corp., Ltd..................................      5,360      10,337
#   GrainCorp, Ltd. Class A...........................  3,069,804  19,990,852
    Grange Resources, Ltd.............................  2,889,445     221,171
    HFA Holdings, Ltd.................................    254,020     438,082
*   Hillgrove Resources, Ltd..........................  1,677,382     233,098
    Hills, Ltd........................................  2,784,810   1,078,645
*   Imdex, Ltd........................................    651,633     116,652
#   IMF Bentham, Ltd..................................    198,499     253,743
#   Independence Group NL.............................    284,182     782,100
*   Infigen Energy....................................  2,538,291     499,950
    K&S Corp., Ltd....................................    166,991     161,163
#*  Kingsgate Consolidated, Ltd.......................  3,590,222   1,672,401
*   Lednium, Ltd......................................    438,495          --
*   Lemarne Corp., Ltd................................      5,585       1,817
#*  Lonestar Resources, Ltd...........................     24,421     125,673
    MACA, Ltd.........................................    820,933     429,637
*   Macmahon Holdings, Ltd............................ 12,571,748     740,861
*   Macquarie Telecom Group, Ltd......................      4,996      22,510
*   Maverick Drilling & Exploration, Ltd..............    222,596      15,443
    MaxiTRANS Industries, Ltd.........................  4,265,329   1,276,912
#   McPherson's, Ltd..................................  1,596,284     652,193
#*  Medusa Mining, Ltd................................  4,088,832   1,635,816
    Melbourne IT, Ltd.................................     31,266      45,263
    Metals X, Ltd.....................................    230,462     189,558
#   Metcash, Ltd...................................... 10,224,793   8,567,879
    Mincor Resources NL...............................  2,683,240     805,510
*   Mineral Deposits, Ltd.............................    647,039     350,206
#   Mineral Resources, Ltd............................  2,384,069   9,425,075
#   MMA Offshore, Ltd.................................  5,454,368   2,169,048
*   Molopo Energy, Ltd................................  1,498,292     164,032
#   Mount Gibson Iron, Ltd............................ 14,683,468   2,039,225
#   Myer Holdings, Ltd................................ 11,437,807  10,489,187
    MyState, Ltd......................................      3,497      12,056
    New Hope Corp., Ltd...............................    173,859     242,757
*   Newsat, Ltd.......................................    188,485      11,883
    Nine Entertainment Co. Holdings, Ltd..............     41,829      46,683
*   Northern Iron, Ltd................................    115,112         589
#   NRW Holdings, Ltd.................................  4,326,378     584,310
    Nufarm, Ltd.......................................  3,061,951  17,245,017
*   OM Holdings, Ltd..................................    226,524      44,888
    Otto Energy, Ltd..................................  1,457,170      72,373
    OZ Minerals, Ltd..................................  7,229,295  19,563,119
#*  Pacific Brands, Ltd............................... 25,060,077   7,669,585
#*  Paladin Energy, Ltd............................... 15,631,454   2,333,344
    Panoramic Resources, Ltd..........................  5,726,429   1,718,645
*   PaperlinX, Ltd....................................  5,802,851     106,082
    Peet, Ltd.........................................     79,393      64,043
#*  Perseus Mining, Ltd...............................  6,488,170   1,478,753
#*  Platinum Australia, Ltd...........................  1,963,690       1,579
*   PMP, Ltd..........................................  6,286,817   2,527,391
    Premier Investments, Ltd..........................  1,510,710  14,707,315
#   Primary Health Care, Ltd.......................... 12,343,369  41,443,442

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
AUSTRALIA -- (Continued)
#   Prime Media Group, Ltd............................  1,350,701 $    640,666
#   Programmed Maintenance Services, Ltd..............  2,679,934    4,662,914
*   Qantas Airways, Ltd...............................  1,642,311    4,487,783
#*  Ramelius Resources, Ltd...........................  1,572,091      130,984
    RCR Tomlinson, Ltd................................    845,618    1,143,908
*   Regional Express Holdings, Ltd....................     21,861       16,273
#   Reject Shop, Ltd. (The)...........................     60,576      280,612
*   Resolute Mining, Ltd..............................  6,614,862    1,153,672
    Ridley Corp., Ltd.................................  7,840,903    7,736,759
*   Saracen Mineral Holdings, Ltd.....................  3,256,913      911,345
    Sedgman, Ltd......................................     23,374       13,096
    Select Harvests, Ltd..............................    262,502    2,528,829
    Service Stream, Ltd...............................  3,276,591      814,044
#   Seven Group Holdings, Ltd.........................  2,218,735    8,963,864
#   Seven West Media, Ltd............................. 23,350,543   15,414,571
    Sigma Pharmaceuticals, Ltd........................ 13,641,631    8,654,990
*   Silver Lake Resources, Ltd........................  1,908,658      187,131
#   Sims Metal Management, Ltd........................  2,009,635   13,826,851
    Skilled Group, Ltd................................    693,324      779,818
#   Southern Cross Media Group, Ltd................... 12,136,524    8,548,412
#*  St Barbara, Ltd...................................  1,362,269      502,232
#   STW Communications Group, Ltd.....................  6,063,528    3,344,032
#*  Sundance Energy Australia, Ltd....................  3,337,553    1,217,096
#   Sunland Group, Ltd................................  4,973,785    6,009,800
#   Tassal Group, Ltd.................................  2,616,947    7,188,444
#*  Ten Network Holdings, Ltd......................... 19,610,197    2,998,014
#   TFS Corp., Ltd....................................  2,552,327    2,736,138
*   Tiger Resources, Ltd..............................    491,065       26,557
*   Toro Energy, Ltd..................................  2,101,506       95,289
*   Transfield Services, Ltd.......................... 11,150,096   10,485,882
#   Transpacific Industries Group, Ltd................ 36,862,579   19,067,844
    Treasury Wine Estates, Ltd........................  4,483,276   18,839,123
#*  Troy Resources, Ltd...............................  4,113,442      896,739
    UGL, Ltd..........................................  1,172,634    1,697,419
    UXC, Ltd..........................................  5,144,536    3,434,461
    Villa World, Ltd..................................    158,087      245,755
#   Village Roadshow, Ltd.............................  2,979,012   13,962,159
*   Virgin Australia Holdings, Ltd.................... 39,419,376           --
*   Virgin Australia Holdings, Ltd. (B43DQC7)......... 25,857,693    8,316,297
    Vision Eye Institute, Ltd.........................     22,855       14,201
    Vocus Communications, Ltd.........................      2,785       12,535
#   Watpac, Ltd.......................................  1,782,378    1,106,515
    WDS, Ltd..........................................    100,839       11,084
#*  Whitehaven Coal, Ltd.............................. 11,322,945    9,885,109
#   WorleyParsons, Ltd................................  3,043,523   20,413,599
                                                                  ------------
TOTAL AUSTRALIA.......................................             654,056,825
                                                                  ------------
AUSTRIA -- (0.7%)
*   A-TEC Industries AG...............................    170,454           --
#   Agrana Beteiligungs AG............................     88,198    7,645,284
    AMAG Austria Metall AG............................        739       27,330
    Austria Technologie & Systemtechnik AG............    335,721    5,689,505
    Flughafen Wien AG.................................     34,844    3,006,914

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
AUSTRIA -- (Continued)
    Lenzing AG........................................     4,220 $    307,569
    Linz Textil Holding AG............................       212       96,276
    Mayr Melnhof Karton AG............................    45,595    5,278,125
    Oberbank AG.......................................    39,588    2,265,098
    POLYTEC Holding AG................................    35,871      307,216
*   Raiffeisen Bank International AG..................   313,073    4,588,544
    Strabag SE........................................   356,018    8,630,508
    UNIQA Insurance Group AG..........................   742,761    7,018,929
    Wienerberger AG................................... 2,828,144   46,717,934
    Zumtobel Group AG.................................    20,555      640,479
                                                                 ------------
TOTAL AUSTRIA.........................................             92,219,711
                                                                 ------------
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV.........................    89,282   13,652,681
*   AGFA-Gevaert NV................................... 4,430,598   13,348,175
    Banque Nationale de Belgique......................     4,402   15,034,552
    Barco NV..........................................    62,513    4,136,703
#   Bekaert SA........................................   573,040   16,753,843
*   BHF Kleinwort Benson Group........................    89,548      526,647
    Cie d'Entreprises CFE.............................     4,583      611,560
    Cie Immobiliere de Belgique SA....................    44,577    2,390,732
#*  Cie Maritime Belge SA.............................   159,454    2,517,069
    D'ieteren SA......................................   314,566   11,507,915
    Deceuninck NV..................................... 1,263,584    3,296,235
#   Euronav NV........................................   822,070   12,557,780
#   Exmar NV..........................................    35,184      421,889
    Jensen-Group NV...................................    36,294      807,117
#*  Nyrstar NV........................................ 6,207,833   18,249,756
*   Papeteries Catala SA..............................       188           --
*   RealDolmen........................................    23,650      511,768
    Recticel SA.......................................   844,912    5,021,249
*   Roularta Media Group NV...........................    25,530      411,534
    Sioen Industries NV...............................   106,572    1,946,686
    Sipef SA..........................................    13,557      699,579
*   Tessenderlo Chemie NV.............................   546,303   21,416,704
*   Viohalco SA.......................................   140,246      363,720
                                                                 ------------
TOTAL BELGIUM.........................................            146,183,894
                                                                 ------------
CANADA -- (5.9%)
#*  5N Plus, Inc......................................   537,999      394,907
    Acadian Timber Corp...............................     2,826       41,293
*   Advantage Oil & Gas, Ltd.......................... 4,832,367   26,381,543
    Aecon Group, Inc.................................. 1,422,930   11,946,149
#   AGF Management, Ltd. Class B...................... 1,686,388    7,697,929
*   AgJunction, Inc...................................   800,927      275,580
    AGT Food & Ingredients, Inc.......................   149,192    3,484,968
    AKITA Drilling, Ltd. Class A......................    10,400       73,556
*   Alacer Gold Corp.................................. 3,841,604    7,872,079
*   Alamos Gold, Inc. Class A......................... 1,938,737    6,300,136
*   Alexco Resource Corp..............................    48,620       15,800
#   Algoma Central Corp...............................   239,610    3,206,159
#   Altius Minerals Corp..............................    79,948      833,804

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
*   Americas Silver Corp..............................    65,907 $     9,323
*   Amerigo Resources, Ltd............................ 2,414,537     498,471
*   Anderson Energy, Inc..............................   223,562       8,547
    Andrew Peller, Ltd. Class A.......................     9,975     138,278
#*  Argonaut Gold, Inc................................ 1,852,830   1,841,709
#*  Athabasca Oil Corp................................   983,000   1,134,939
*   ATS Automation Tooling Systems, Inc............... 1,637,184  20,216,784
*   AuRico Metals, Inc................................   852,539     338,969
#   Axia NetMedia Corp................................    18,378      44,405
#*  B2Gold Corp....................................... 6,085,044   6,606,845
#*  Ballard Power Systems, Inc........................ 1,774,006   2,387,315
*   Bankers Petroleum, Ltd............................   985,850   1,922,176
#*  Banro Corp........................................   848,141     184,823
#*  Bellatrix Exploration, Ltd........................ 2,911,381   5,698,769
#*  Birchcliff Energy, Ltd............................   683,119   3,092,147
#*  BlackPearl Resources, Inc......................... 2,512,559   1,825,080
#   Bonavista Energy Corp............................. 1,491,195   5,586,922
    Boralex, Inc. Class A.............................   609,198   6,469,978
#   Calfrac Well Services, Ltd........................   175,167     798,253
    Canaccord Genuity Group, Inc...................... 2,059,155  11,115,674
#*  Canacol Energy, Ltd............................... 1,029,136   1,967,229
    Canam Group, Inc. Class A.........................   923,046  10,043,158
#   CanElson Drilling, Inc............................   253,087     692,779
#   Canexus Corp......................................   134,200     119,029
*   Canfor Corp....................................... 1,337,475  24,328,883
#   CanWel Building Materials Group, Ltd..............    19,294      80,991
    Canyon Services Group, Inc........................   220,900     932,345
    Capstone Infrastructure Corp...................... 2,144,097   5,049,370
#*  Capstone Mining Corp.............................. 7,828,666   5,507,033
    Cascades, Inc..................................... 2,327,894  13,580,939
#   Cathedral Energy Services, Ltd....................    62,582      92,353
    CCL Industries, Inc. Class B......................    68,350   9,562,258
#*  Celestica, Inc....................................   305,642   4,094,390
    Centerra Gold, Inc................................ 2,255,976  11,281,174
#*  Cequence Energy, Ltd.............................. 3,715,833   1,818,353
#   Cervus Equipment Corp.............................     6,900      74,442
#*  China Gold International Resources Corp., Ltd..... 3,000,866   4,107,161
#*  Chinook Energy, Inc...............................   873,063     580,774
#   Clarke, Inc.......................................     8,900      78,394
*   Claude Resources, Inc............................. 1,494,245     742,638
    COM DEV International, Ltd........................   396,054   1,571,679
#*  Copper Mountain Mining Corp....................... 1,665,485   1,006,028
#*  Corridor Resources, Inc...........................   189,515     102,883
#   Corus Entertainment, Inc. Class B.................    22,700     243,862
    Cott Corp......................................... 1,487,419  16,752,442
#   Crescent Point Energy Corp........................   405,941   6,148,785
*   Crew Energy, Inc.................................. 3,107,815  11,406,134
#*  Delphi Energy Corp................................ 3,682,919   2,844,170
#*  Denison Mines Corp................................ 4,444,296   2,310,755
#*  Detour Gold Corp..................................   310,596   3,013,697
    Dominion Diamond Corp............................. 1,030,442  12,826,850
    Dorel Industries, Inc. Class B....................   837,937  21,367,281
*   DragonWave, Inc...................................    65,610      14,047

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
#*  Dundee Precious Metals, Inc....................... 1,738,394 $ 2,711,568
    E-L Financial Corp., Ltd..........................     1,514     833,490
#*  Eastern Platinum, Ltd.............................   206,053     201,665
#   Enbridge Income Fund Holdings, Inc................   256,988   6,775,201
*   Endeavour Mining Corp.............................   615,119     239,867
    Enerflex, Ltd.....................................    87,571     816,218
#*  Energy Fuels, Inc.................................   112,502     432,685
#   Enerplus Corp..................................... 1,460,307   9,278,703
    Ensign Energy Services, Inc....................... 1,433,443  11,102,785
#*  Epsilon Energy, Ltd...............................    43,300     104,289
    Equitable Group, Inc..............................    40,870   1,679,987
*   Essential Energy Services Trust................... 2,456,644   1,822,032
#   Exchange Income Corp..............................    21,505     368,324
#*  EXFO, Inc.........................................        55         166
#*  Fortress Paper, Ltd. Class A......................    12,405      47,710
*   Gasfrac Energy Services, Inc......................    42,951       6,773
*   Genesis Land Development Corp.....................    29,263      72,607
#   Genworth MI Canada, Inc...........................   435,666  10,309,946
#   Glacier Media, Inc................................    26,100      23,948
*   GLG Life Tech Corp................................    24,267       5,566
#*  Golden Star Resources, Ltd........................ 1,739,705     399,061
*   Gran Tierra Energy, Inc........................... 2,686,715   5,936,924
    Granite Oil Corp..................................   114,626     385,636
    Guardian Capital Group, Ltd. Class A..............    15,961     228,215
#*  Heroux-Devtek, Inc................................   396,717   3,458,022
#   HNZ Group, Inc....................................    16,021     238,383
#   HudBay Minerals, Inc.............................. 5,010,106  32,293,607
#*  IAMGOLD Corp...................................... 5,031,020   7,655,106
*   Indigo Books & Music, Inc.........................     6,242      53,693
*   Interfor Corp.....................................   899,872  11,118,960
    Intertape Polymer Group, Inc......................   462,191   6,820,573
*   Ithaca Energy, Inc................................ 3,708,908   2,126,911
*   Katanga Mining, Ltd...............................   363,169      62,479
*   Kelt Exploration, Ltd.............................   139,882     771,153
*   Kingsway Financial Services, Inc..................   288,386   1,609,678
*   Kinross Gold Corp................................. 2,227,442   4,087,518
#*  Kirkland Lake Gold, Inc...........................   836,276   3,056,466
#*  Lake Shore Gold Corp.............................. 8,471,098   7,124,829
#   Laurentian Bank of Canada.........................   807,914  30,565,879
*   Leucrotta Exploration, Inc........................    16,511      12,372
#   Lightstream Resources, Ltd........................ 4,285,634   2,228,261
    Linamar Corp......................................   408,886  24,951,785
#   Liquor Stores N.A., Ltd...........................   251,098   2,528,547
#   Long Run Exploration, Ltd......................... 3,263,764   1,422,446
*   Lundin Mining Corp................................    64,338     232,194
    Magellan Aerospace Corp...........................    10,414     146,673
    Major Drilling Group International, Inc...........   691,260   2,420,745
    Martinrea International, Inc......................   486,417   5,020,935
*   Maxim Power Corp..................................     3,832       6,886
    McCoy Global, Inc.................................     3,000       9,749
#   Melcor Developments, Ltd..........................    53,439     706,881
*   Mercator Minerals, Ltd............................   861,957          --
#*  Migao Corp........................................   633,055     348,511

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CANADA -- (Continued)
*   Mitel Networks Corp...............................   223,907 $ 2,117,769
    Nevsun Resources, Ltd............................. 1,517,618   4,873,644
#   New Flyer Industries, Inc.........................    81,852   1,020,138
*   New Gold, Inc..................................... 2,092,543   4,623,962
#   Newalta Corp......................................   911,763   9,000,161
#*  Niko Resources, Ltd...............................   174,057      19,963
#   Norbord, Inc......................................    84,524   1,639,618
    North American Energy Partners, Inc...............    79,409     150,579
#*  NuVista Energy, Ltd............................... 2,204,372   8,882,548
#   OceanaGold Corp................................... 7,344,200  12,690,975
    Osisko Gold Royalties, Ltd........................       500       5,519
*   Ovivo, Inc. Class A...............................   161,845     154,686
*   Painted Pony Petroleum, Ltd.......................   199,800   1,075,499
    Pan American Silver Corp.......................... 1,879,950  11,715,099
*   Parex Resources, Inc..............................   147,295     974,196
#   Pengrowth Energy Corp............................. 2,886,106   4,612,120
#   Penn West Petroleum, Ltd.......................... 1,048,691   1,435,300
#*  Perpetual Energy, Inc.............................    53,800      34,966
*   Phoscan Chemical Corp............................. 2,474,821     529,839
    PHX Energy Services Corp..........................     2,800       9,763
#   Pizza Pizza Royalty Corp..........................    23,800     252,222
*   Polaris Minerals Corp.............................     7,474      11,429
#   Precision Drilling Corp........................... 5,496,423  27,947,557
*   Primero Mining Corp............................... 2,984,625   7,736,268
#   Pulse Seismic, Inc................................   679,163   1,303,436
*   QLT, Inc.......................................... 1,037,215   3,901,898
*   Questerre Energy Corp. Class A....................   733,449     134,593
#*  RB Energy, Inc....................................   238,050         238
    Reitmans Canada, Ltd. Class A.....................   350,035   1,576,409
*   Richmont Mines, Inc...............................    61,534     161,851
*   RMP Energy, Inc................................... 1,670,508   2,350,220
*   Rock Energy, Inc..................................   217,761     434,573
#   Rocky Mountain Dealerships, Inc...................    63,260     416,945
#   Rogers Sugar, Inc.................................    49,247     171,330
    RONA, Inc......................................... 3,112,324  36,481,192
#*  Sandstorm Gold, Ltd...............................   361,493     920,420
#   Savanna Energy Services Corp...................... 2,205,202   1,821,018
#   Sherritt International Corp....................... 7,338,189   7,518,579
#*  Sierra Wireless, Inc..............................   819,368  20,141,974
#*  Silver Standard Resources, Inc.................... 1,205,915   6,933,884
*   Sonde Resources Corp..............................   463,104         185
#*  Southern Pacific Resource Corp....................   156,000         447
#*  Sprott Resource Corp.............................. 2,086,141   1,212,270
#   Sprott, Inc....................................... 1,537,471   2,468,700
#   Spyglass Resources Corp........................... 2,523,281     318,340
*   St Andrew Goldfields, Ltd.........................   799,897     152,903
*   Stornoway Diamond Corp............................    42,302      26,523
    Strad Energy Services, Ltd........................    22,664      47,829
#   Stuart Olson, Inc.................................   205,474     926,939
    Superior Plus Corp................................   111,104     959,104
#   Surge Energy, Inc................................. 3,324,416   6,024,289
#*  TAG Oil, Ltd......................................   219,320     202,911
#*  Taseko Mines, Ltd.................................   914,368     447,448

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
CANADA -- (Continued)
*   Tembec, Inc.......................................    598,667 $    833,103
#*  Teranga Gold Corp.(B4L8QT1).......................    832,294      343,915
*   Teranga Gold Corp.(B5TDK82).......................  6,060,314    2,826,617
#*  Thompson Creek Metals Co., Inc....................  4,379,075    2,611,674
#*  Timmins Gold Corp.................................  2,194,810      671,273
*   TLC Vision Corp...................................    829,259           --
    TMX Group, Ltd....................................     75,544    2,843,044
#   TORC Oil & Gas, Ltd...............................  1,542,719    8,327,863
#   Torstar Corp. Class B.............................    636,683    2,127,388
    Total Energy Services, Inc........................      8,707       98,464
#*  Touchstone Exploration, Inc.......................    737,404      124,042
#   TransAlta Corp....................................    419,763    2,660,730
    Transcontinental, Inc. Class A....................  1,575,423   17,719,519
#   TransGlobe Energy Corp............................    850,599    2,516,969
    Trican Well Service, Ltd..........................    132,100      283,825
#   Trinidad Drilling, Ltd............................  3,369,231    8,372,520
#   Twin Butte Energy, Ltd............................  4,344,626    1,478,272
*   UEX Corp..........................................    252,631       38,633
    Uni-Select, Inc...................................     62,649    2,817,133
*   Wesdome Gold Mines, Ltd...........................     23,000       17,059
    West Fraser Timber Co., Ltd.......................    675,317   29,716,323
    Western Energy Services Corp......................  1,107,742    4,438,252
    Westjet Airlines, Ltd.............................     65,134    1,148,940
    Whistler Blackcomb Holdings, Inc..................     38,397      608,316
#   Whitecap Resources, Inc...........................     19,097      166,461
    Wi-LAN, Inc.......................................    107,785      225,814
*   Xtreme Drilling & Coil Services Corp..............    563,629    1,116,182
    Yamana Gold, Inc..................................    266,300      527,367
*   Yangarra Resources, Ltd...........................     96,747       78,413
*   Yellow Pages, Ltd.................................    122,376    1,699,238
#   Zargon Oil & Gas, Ltd.............................    231,446      368,091
                                                                  ------------
TOTAL CANADA..........................................             813,023,932
                                                                  ------------
CHINA -- (0.0%)
#*  China Daye Non-Ferrous Metals Mining, Ltd......... 15,012,000      363,473
*   Hanfeng Evergreen, Inc............................    707,267       69,978
    Zhuhai Holdings Investment Group, Ltd.............  3,038,000      528,268
                                                                  ------------
TOTAL CHINA...........................................                 961,719
                                                                  ------------
DENMARK -- (1.5%)
    Alm Brand A.S.....................................  2,512,215   16,169,723
#*  Bang & Olufsen A.S................................    243,204    2,261,767
    Brodrene Hartmann A.S.............................     47,744    1,688,235
*   D/S Norden A.S....................................    479,342   12,554,594
    Dfds A.S..........................................    123,990   17,033,223
    Djurslands Bank A.S...............................      6,339      220,330
#   FLSmidth & Co. A.S................................     27,175    1,218,440
*   GPV Industri A.S. Series B........................      6,000           --
*   Greentech Energy Systems A.S......................     18,060       23,002
*   H+H International A.S. Class B....................     58,677      518,102
    Harboes Bryggeri A.S. Class B.....................     22,218      337,629

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
DENMARK -- (Continued)
*   Jyske Bank A.S....................................   384,530 $ 20,090,672
    Lan & Spar Bank...................................     5,706      362,600
    NKT Holding A.S...................................   208,118   11,669,614
    Nordjyske Bank A.S................................    14,003      253,957
*   Parken Sport & Entertainment A.S..................     1,495       13,467
    PER Aarsleff A.S. Class B.........................    40,029   13,737,584
    Ringkjoebing Landbobank A.S.......................       720      157,850
    Rockwool International A.S. Class B...............     8,786    1,310,825
*   Santa Fe Group A.S................................   148,414    1,224,007
    Schouw & Co.......................................   325,793   17,695,115
#   Solar A.S. Class B................................    21,189    1,160,411
    Spar Nord Bank A.S................................   832,520    9,784,623
    Sydbank A.S....................................... 1,220,740   46,212,501
*   TK Development A.S................................   969,385    1,301,290
#   United International Enterprises..................     1,952      328,489
    Vestas Wind Systems A.S...........................   550,908   30,094,781
*   Vestjysk Bank A.S.................................    71,115      101,205
                                                                 ------------
TOTAL DENMARK.........................................            207,524,036
                                                                 ------------
FINLAND -- (2.3%)
    Ahlstrom Oyj......................................    48,984      414,865
    Aktia Bank Oyj....................................   150,003    1,852,544
    Amer Sports Oyj...................................    31,564      920,626
    Apetit Oyj........................................    60,707      942,592
    Aspo Oyj..........................................    33,321      277,159
#   Atria Oyj.........................................   177,090    1,729,097
    Bank of Aland P.L.C. Class A......................     5,030       94,376
    Cargotec Oyj......................................   693,654   24,115,436
    Cramo Oyj.........................................   393,505    7,950,829
    Digia Oyj.........................................    27,963      133,689
*   Finnair Oyj....................................... 1,377,083    4,311,203
*   Finnlines Oyj.....................................   597,096   11,241,910
    Fiskars Oyj Abp...................................    77,112    1,645,034
    Glaston Oyj Abp...................................   107,571       63,328
    HKScan Oyj Class A................................   648,858    3,553,423
    Huhtamaki Oyj..................................... 1,678,400   59,564,259
    Kemira Oyj........................................ 2,200,519   28,422,230
    Kesko Oyj Class A.................................    12,118      439,827
    Kesko Oyj Class B................................. 1,099,173   42,783,642
*   Lemminkainen Oyj..................................    99,838    1,307,854
    Metsa Board Oyj................................... 4,485,850   31,960,152
#   Munksjo Oyj.......................................    27,842      268,192
    Neste Oyj......................................... 1,561,050   43,492,656
    Nokian Renkaat Oyj................................     8,610      258,749
    Okmetic Oyj.......................................   313,629    2,485,469
    Olvi Oyj Class A..................................     6,696      194,811
*   Oriola-KD Oyj Class B.............................   852,190    4,148,968
*   Outokumpu Oyj..................................... 3,367,331   15,597,763
#   Outotec Oyj.......................................   108,904      729,381
    Raisio Oyj Class V................................ 1,463,887    6,659,151
    Ramirent Oyj......................................   259,081    2,041,731
    Saga Furs Oyj.....................................    16,591      434,067
#   Sanoma Oyj........................................ 1,706,757    6,243,668

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
FINLAND -- (Continued)
    SRV Group Oyj.....................................     4,046 $     16,137
*   Stockmann Oyj Abp.................................    99,682      732,206
    Teleste Oyj.......................................     4,861       39,731
    Tikkurila Oyj.....................................   182,535    3,520,415
    Vaisala Oyj Class A...............................       515       13,572
    Valmet OYJ........................................   381,792    4,518,480
    Viking Line Abp...................................    16,240      297,499
    YIT Oyj........................................... 1,461,493    8,806,060
                                                                 ------------
TOTAL FINLAND.........................................            324,222,781
                                                                 ------------
FRANCE -- (4.1%)
    Actia Group.......................................   158,847    1,197,768
#*  Air France-KLM.................................... 2,481,192   17,749,614
    Albioma SA........................................    34,071      565,215
    Altamir...........................................    67,161      809,268
    April SA..........................................     7,583      102,326
    Arkema SA.........................................   392,214   30,563,270
    Assystem..........................................       715       14,114
    Aubay.............................................    76,023    1,419,004
    Audika Groupe.....................................       390        7,558
    Axway Software SA.................................     7,809      196,316
    Bollore SA........................................ 6,376,378   35,318,698
    Bonduelle S.C.A...................................   216,035    6,193,826
    Burelle SA........................................    11,102    8,552,485
*   Cegedim SA........................................    57,286    2,512,182
    Cegid Group SA....................................    69,761    3,016,030
#*  CGG SA............................................ 1,327,562    6,631,637
    Chargeurs SA......................................   258,630    2,183,276
    Cie des Alpes.....................................    99,288    1,989,585
*   Derichebourg SA................................... 1,661,806    5,893,223
    Devoteam SA.......................................     9,501      275,759
    Dom Security......................................    16,463      584,621
    Eiffage SA........................................    36,001    2,165,193
#*  Eramet............................................    57,604    3,793,783
*   Esso SA Francaise.................................    34,319    2,400,382
*   Etablissements Maurel et Prom.....................    83,686      535,781
    Euler Hermes Group................................     4,059      422,880
    Exel Industries Class A...........................       331       19,248
    Faiveley Transport SA.............................    20,813    2,175,263
    Fleury Michon SA..................................    23,652    1,594,488
    Gaumont SA........................................    21,583    1,095,581
    Gevelot SA........................................     4,215      596,610
#   GFI Informatique SA...............................    21,524      148,844
    GL Events.........................................   139,703    3,156,297
    Groupe Crit.......................................     5,037      287,374
    Groupe Flo........................................    50,246      137,678
*   Groupe Fnac.......................................   127,313    7,692,358
    Groupe Open.......................................     4,056       56,783
    Guerbet...........................................    50,387    3,242,781
    Hi-Media SA.......................................    21,992      266,725
#   Hipay Group SA....................................    29,988      431,440
*   Immobiliere Hoteliere SA..........................    27,700           --
    IPSOS.............................................   285,234    7,155,930

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
FRANCE -- (Continued)
    Jacquet Metal Service.............................   262,090 $ 4,888,968
    Korian SA.........................................   168,564   6,007,888
    Lagardere SCA..................................... 1,158,318  34,641,334
    Lanson-BCC........................................       333      12,990
    Laurent-Perrier...................................     1,440     131,967
#*  Le Noble Age......................................    13,682     326,168
    LISI..............................................   247,398   6,680,788
    Manitou BF SA.....................................    13,571     263,895
#   Manutan International.............................    24,214   1,264,351
    Mersen............................................   223,915   5,289,780
    MGI Coutier.......................................   121,337   1,971,292
    Montupet..........................................   106,869   8,249,098
    Mr Bricolage......................................   114,065   1,666,064
    Naturex...........................................     6,387     505,442
#*  Nexans SA.........................................   815,010  33,157,272
    Nexity SA.........................................   616,492  27,189,749
*   NRJ Group.........................................    16,432     152,771
#*  Onxeo SA..........................................    16,250      85,569
*   Orco Property Group SA............................   108,514      34,571
    Paris Orleans SA..................................    51,733   1,586,195
*   Parrot SA.........................................     9,403     426,575
*   Peugeot SA........................................ 3,646,402  72,941,672
*   Pierre & Vacances SA..............................   105,981   3,446,690
    Plastic Omnium SA.................................   521,886  14,676,426
    Plastivaloire.....................................     4,684     317,785
    PSB Industries SA.................................    14,581     855,000
    Rallye SA.........................................   516,709  15,193,700
*   Recylex SA........................................    75,780     135,398
    Rexel SA..........................................   808,567  12,733,859
    Robertet SA.......................................       409     100,672
    Saft Groupe SA....................................    44,730   1,824,320
    Samse SA..........................................       243      31,755
    Savencia SA.......................................   135,814   8,636,411
    Seche Environnement SA............................    26,919   1,011,237
#*  Sequana SA........................................   939,955   5,055,581
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco..............................    90,824   3,401,780
    Societe Television Francaise 1....................   584,414  10,037,665
#*  SOITEC............................................ 3,735,130   3,033,559
#   Sopra Steria Group................................   106,765  10,200,199
#*  Spir Communication SA.............................    25,699     337,818
*   Ste Industrielle d'Aviation Latecoere SA..........    81,734     851,340
    Stef SA...........................................     3,349     226,952
    Sword Group.......................................    56,982   1,353,127
    Teleperformance...................................   553,882  41,085,922
    TFF Group.........................................     5,137     589,586
#*  Theolia SA........................................ 1,703,568   1,158,586
#   Total Gabon.......................................     1,584     380,713
    Touax SA..........................................     6,140     100,570
    Trigano SA........................................   197,040   8,652,717
*   UBISOFT Entertainment............................. 1,137,844  22,106,557
    Vallourec SA......................................   317,497   5,195,826
    Vetoquinol SA.....................................        93       3,897

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
FRANCE -- (Continued)
    Vicat.............................................   148,164 $ 11,019,016
    Vilmorin & Cie SA.................................    26,222    2,181,091
    Vranken-Pommery Monopole SA.......................    85,725    2,676,515
                                                                 ------------
TOTAL FRANCE..........................................            559,237,863
                                                                 ------------
    GERMANY -- (5.2%).................................
*   AAP Implantate AG.................................    19,266       53,263
    Aareal Bank AG.................................... 1,347,863   54,988,668
    Adler Modemaerkte AG..............................     8,321      102,701
*   ADVA Optical Networking SE........................   873,592   10,152,583
*   Air Berlin P.L.C..................................   139,205      174,780
#   Allgeier SE.......................................    43,805      836,244
*   AS Creation Tapeten...............................    21,297      690,106
    Aurubis AG........................................ 1,210,244   72,400,675
*   Balda AG..........................................   516,630    1,444,871
#   Bauer AG..........................................   248,420    4,742,964
#   BayWa AG..........................................   211,347    7,864,343
    Bechtle AG........................................    52,981    4,497,751
    Bijou Brigitte AG.................................     7,757      447,827
#   Bilfinger SE......................................   540,272   22,314,718
#   Biotest AG........................................   140,883    3,947,369
#   Borussia Dortmund GmbH & Co. KGaA.................   514,382    2,323,838
    CENTROTEC Sustainable AG..........................    90,935    1,481,324
    Cewe Stiftung & Co. KGAA..........................     2,221      129,068
    Comdirect Bank AG.................................   225,198    2,493,313
*   CropEnergies AG...................................    77,162      347,475
    Data Modul AG.....................................    21,919      758,620
#   DEAG Deutsche Entertainment AG....................   173,252    1,211,691
    Deutsche Beteiligungs AG..........................     6,406      206,463
    Deutz AG.......................................... 2,143,000   12,515,182
#   DMG Mori AG....................................... 1,351,692   49,596,371
    Dr Hoenle AG......................................     7,168      199,101
    Draegerwerk AG & Co. KGaA.........................    25,677    2,096,332
    Duerr AG..........................................    23,943    1,970,845
    Eckert & Ziegler AG...............................    47,490    1,176,690
    Elmos Semiconductor AG............................   261,844    4,721,171
    ElringKlinger AG..................................    28,908      696,255
#*  Euromicron AG.....................................    65,338      614,698
*   First Sensor AG...................................    10,325      126,948
    Fraport AG Frankfurt Airport Services Worldwide...    63,383    4,161,553
    Freenet AG........................................   513,182   17,611,471
    Gesco AG..........................................    17,344    1,352,925
    GFK SE............................................    14,439      616,348
    GFT Technologies AG...............................   322,746    7,920,757
#   Grammer AG........................................   342,858    9,600,270
*   H&R AG............................................    19,176      183,253
#*  Heidelberger Druckmaschinen AG.................... 5,186,900   13,219,865
    Hochtief AG.......................................   115,810   10,119,203
    Homag Group AG....................................    10,098      387,556
    Hornbach Baumarkt AG..............................    52,806    1,949,345
    Indus Holding AG..................................   156,403    7,707,907
    Isra Vision AG....................................    70,773    4,192,663
    Jenoptik AG....................................... 1,160,949   15,179,709

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- -----------
GERMANY -- (Continued)
*   Kampa AG..........................................    31,214 $       479
#   Kloeckner & Co. SE................................ 2,816,893  26,413,126
*   Koenig & Bauer AG.................................    82,089   1,866,736
*   Kontron AG........................................   982,329   3,857,186
    Krones AG.........................................       946     109,060
    KSB AG............................................     5,852   2,715,888
#   KWS Saat SE.......................................    15,381   5,001,227
    LANXESS AG........................................   369,462  21,335,559
    Leifheit AG.......................................    51,987   2,566,420
    Leoni AG..........................................   301,762  19,120,019
*   Manz AG...........................................    39,157   2,924,517
*   Mediclin AG.......................................   721,098   2,828,317
    MLP AG............................................   265,858   1,216,066
*   Mosaic Software AG................................    12,800          --
    Nexus AG..........................................   183,097   3,461,183
*   Nordex SE.........................................   842,134  23,985,480
    OHB SE............................................       297       6,115
    Osram Licht AG....................................   468,525  26,616,181
*   Patrizia Immobilien AG............................   254,495   6,820,662
*   PNE Wind AG.......................................   822,288   2,027,291
    Progress-Werk Oberkirch AG........................     2,451     102,179
    Puma SE...........................................     7,191   1,361,582
#   QSC AG............................................   938,275   1,878,261
    Rheinmetall AG.................................... 1,040,457  56,627,978
*   Rohwedder AG......................................    44,910          --
    SAF-Holland SA....................................   550,218   8,338,205
    Salzgitter AG.....................................   999,466  35,681,447
*   Singulus Technologies AG.......................... 1,217,136   1,097,847
    Sixt SE...........................................   285,326  11,990,630
#*  SKW Stahl-Metallurgie Holding AG..................    59,357     387,533
#*  SMA Solar Technology AG...........................    55,623   1,849,001
    Softing AG........................................       301       4,185
    Software AG.......................................   307,659   9,205,078
#*  Solarworld AG.....................................     3,993      67,862
    Stada Arzneimittel AG.............................   398,644  15,344,798
    Stroeer SE........................................     3,943     194,988
#   Suedzucker AG..................................... 1,280,920  21,126,591
#   Surteco SE........................................    14,911     355,122
*   Suss Microtec AG..................................   213,080   1,344,943
#   Syzygy AG.........................................   157,228   1,519,836
    TAG Immobilien AG.................................   388,651   4,393,040
    Technotrans AG....................................    62,187   1,133,677
#*  Tom Tailor Holding AG.............................   190,742   1,905,786
    Tomorrow Focus AG.................................    49,554     244,933
    UMS United Medical Systems International AG.......    40,683     147,353
*   VERBIO Vereinigte BioEnergie AG...................   117,603     566,715
*   Vossloh AG........................................     6,368     404,811
    VTG AG............................................   254,738   6,094,492
    Wacker Neuson SE..................................   561,655  11,322,320

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
GERMANY -- (Continued)
    Zeal Network SE...................................      10,788 $    567,860
                                                                   ------------
TOTAL GERMANY.........................................              709,657,638
                                                                   ------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products................     173,961           --
*   Atlantic Supermarkets SA..........................     129,593           --
*   Ergas SA..........................................     104,948           --
*   Etma Rayon SA.....................................      39,176           --
*   Michaniki SA......................................     986,718           --
*   T Bank SA.........................................   1,210,617           --
*   Themeliodomi SA...................................     140,360           --
*   Tropea Holding SA.................................       4,581        1,887
                                                                   ------------
TOTAL GREECE..........................................                    1,887
                                                                   ------------
HONG KONG -- (2.8%)
    Allan International Holdings......................      10,000        2,774
#   Allied Group, Ltd.................................   2,099,000   10,565,289
#   Allied Properties HK, Ltd.........................  38,896,372    9,180,869
    APT Satellite Holdings, Ltd.......................     661,125      616,089
#   Asia Financial Holdings, Ltd......................   4,392,106    2,041,547
    Asia Standard Hotel Group, Ltd....................   2,311,359      321,389
    Asia Standard International Group, Ltd............   4,265,756      951,223
    Associated International Hotels, Ltd..............   1,639,000    4,924,156
*   Bel Global Resources Holdings, Ltd................  16,756,000           --
    CCT Fortis Holdings, Ltd..........................   4,246,000      525,491
    Century City International Holdings, Ltd..........  30,219,300    2,259,643
*   Champion Technology Holdings, Ltd................. 117,883,373    2,390,133
    Chen Hsong Holdings...............................   2,032,000      537,185
    Cheuk Nang Holdings, Ltd..........................   4,256,964    3,568,455
    Chevalier International Holdings, Ltd.............   2,601,418    5,294,054
*   China Billion Resources, Ltd......................  64,707,136           --
    China Flavors & Fragrances Co., Ltd...............      40,000       12,447
    China Metal International Holdings, Inc...........      38,000       11,272
    China Motor Bus Co., Ltd..........................      24,000      254,037
*   China Star Entertainment, Ltd..................... 111,800,000    1,151,847
*   China Ting Group Holdings, Ltd....................     472,000       51,071
    Chinney Investments, Ltd..........................   1,416,000      328,730
    Chu Kong Shipping Enterprise Group Co., Ltd.......   5,084,000    1,566,063
    Chuang's China Investments, Ltd...................  20,399,610    1,341,736
    Chuang's Consortium International, Ltd............  24,353,520    3,140,776
    CNT Group, Ltd....................................   1,680,000       88,807
*   CP Lotus Corp.....................................   1,770,000       42,416
    CSI Properties, Ltd............................... 116,435,476    4,050,122
*   CST Mining Group, Ltd.............................  71,624,000      979,867
    Dah Sing Banking Group, Ltd.......................   2,915,088    6,177,252
    Dah Sing Financial Holdings, Ltd..................   2,310,956   15,101,186
    Dan Form Holdings Co., Ltd........................  15,731,896    2,778,877
    Dickson Concepts International, Ltd...............     336,500      133,908
    Dorsett Hospitality International, Ltd............   2,922,000      598,985
    Eagle Nice International Holdings, Ltd............     278,000       60,928
    EcoGreen International Group, Ltd.................   1,047,200      279,498

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
HONG KONG -- (Continued)
    Emperor Entertainment Hotel, Ltd..................   3,145,000 $   709,569
    Emperor International Holdings, Ltd...............  36,180,333   7,648,419
    Emperor Watch & Jewellery, Ltd....................  48,190,000   1,768,763
*   EPI Holdings, Ltd.................................   6,505,958     436,382
#   Esprit Holdings, Ltd..............................   3,930,500   3,771,821
*   eSun Holdings, Ltd................................  17,756,400   1,854,189
*   Ezcom Holdings, Ltd...............................      67,280          --
#   Far East Consortium International, Ltd............  19,569,386   9,139,097
    FIH Mobile, Ltd...................................   3,450,000   1,802,226
    First Pacific Co., Ltd............................   4,222,000   3,377,662
    First Shanghai Investments, Ltd...................   1,776,000     322,708
    Fountain SET Holdings, Ltd........................  19,150,000   2,541,820
#   Future Bright Holdings, Ltd.......................   2,640,000     415,672
#   G-Resources Group, Ltd............................ 279,585,000   8,266,228
#   Get Nice Holdings, Ltd............................ 155,774,999   6,822,488
*   Global Brands Group Holding, Ltd..................  52,128,000  11,551,728
    Glorious Sun Enterprises, Ltd.....................     208,000      39,423
    Gold Peak Industries Holding, Ltd.................   7,973,907     943,263
    Golden Resources Development International, Ltd...  12,119,000     811,812
*   Grande Holdings, Ltd. (The).......................   3,082,000      30,612
    Great Eagle Holdings, Ltd.........................   3,011,623  10,483,151
    Guangnan Holdings, Ltd............................   7,076,000   1,104,177
    Guoco Group, Ltd..................................       8,000      90,787
*   Hao Tian Development Group, Ltd...................   3,334,000     323,180
    Harbour Centre Development, Ltd...................   2,235,000   3,833,256
    High Fashion International, Ltd...................     996,000     352,525
    HKR International, Ltd............................  17,462,398   9,583,958
    Hon Kwok Land Investment Co., Ltd.................   7,388,935   2,749,406
*   Hong Fok Land, Ltd................................   4,248,000          --
    Hong Kong Ferry Holdings Co., Ltd.................   2,099,000   3,026,924
    Hongkong & Shanghai Hotels, Ltd. (The)............   1,756,931   2,332,264
#   Hongkong Chinese, Ltd.............................  23,755,100   4,288,325
    Hopewell Holdings, Ltd............................   3,682,500  12,703,439
#   Hsin Chong Construction Group, Ltd................  12,664,000   1,485,672
    Hung Hing Printing Group, Ltd.....................   8,321,275   1,139,873
*   International Standard Resources Holdings, Ltd....  22,102,500     578,036
    IPE Group, Ltd....................................   9,420,000   1,214,582
*   IRC, Ltd..........................................   8,321,200     347,769
    ITC Properties Group, Ltd.........................   1,096,720     584,335
*   Jinchang Pharmaceutical Holdings, Ltd.............     507,600          --
*   Jinhui Holdings Co., Ltd..........................   1,108,000     178,672
#   K Wah International Holdings, Ltd.................  13,689,326   7,533,148
*   Kantone Holdings, Ltd.............................   3,338,397     318,710
#   Keck Seng Investments.............................   2,858,000   2,733,925
#   Kingston Financial Group, Ltd.....................  14,349,424   5,210,383
    Kowloon Development Co., Ltd......................  10,289,277  13,016,020
    Kwoon Chung Bus Holdings, Ltd.....................     150,000      76,333
    Lai Sun Development Co., Ltd...................... 332,601,666   7,248,436
    Lai Sun Garment International, Ltd................  40,314,669   5,298,974
    Lam Soon Hong Kong, Ltd...........................     139,250      91,595
    Lerado Group Holding Co., Ltd.....................   5,004,000     306,129
    Lippo China Resources, Ltd........................   4,718,000     191,663
    Lippo, Ltd........................................   4,571,500   2,523,205

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
HONG KONG -- (Continued)
    Liu Chong Hing Investment, Ltd....................  3,874,000 $ 4,845,400
*   Louis XIII Holdings, Ltd..........................    501,000     186,601
    Luen Thai Holdings, Ltd...........................    996,000     156,572
    Luks Group Vietnam Holdings Co., Ltd..............  1,034,642     342,838
    Lung Kee Bermuda Holdings.........................    168,000      48,147
    Magnificent Estates............................... 38,616,600   1,368,241
    Man Yue Technology Holdings, Ltd..................  1,540,000     188,395
#*  Mason Financial Holdings, Ltd..................... 20,920,000     823,782
    Ming Fai International Holdings, Ltd..............  1,659,000     181,816
    Miramar Hotel & Investment........................  1,772,000   3,067,673
*   Mongolian Mining Corp............................. 25,217,750     783,551
    Nanyang Holdings, Ltd.............................     98,850     597,938
    National Electronic Hldgs.........................  5,052,408     755,177
*   Neo-Neon Holdings, Ltd............................  7,376,000   1,102,261
*   Neptune Group, Ltd................................ 71,080,000     941,508
    New Century Group Hong Kong, Ltd..................    648,000      12,932
    Newocean Energy Holdings, Ltd.....................  3,546,000   1,579,405
    Next Media, Ltd...................................  4,018,000     377,911
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd............................................. 18,220,000   1,266,704
    Orient Overseas International, Ltd................  2,441,000  12,091,541
*   Orient Power Holdings, Ltd........................  2,182,573          --
    Oriental Watch Holdings...........................  1,682,000     255,907
*   Pacific Andes International Holdings, Ltd......... 89,626,890   3,002,153
#   Pacific Basin Shipping, Ltd....................... 34,350,000  11,858,954
    Paliburg Holdings, Ltd............................ 11,443,041   4,059,830
#   Playmates Holdings, Ltd...........................  3,139,700   3,646,375
    Pokfulam Development Co...........................    260,000     457,837
    Polytec Asset Holdings, Ltd....................... 43,524,190   6,003,950
    Public Financial Holdings, Ltd....................    986,444     497,523
    PYI Corp., Ltd.................................... 76,876,086   1,833,630
    Regal Hotels International Holdings, Ltd..........  9,148,623   5,286,655
    Rivera Holdings, Ltd..............................  4,267,468     224,350
    SEA Holdings, Ltd.................................  2,007,000   1,827,993
*   Shun Ho Technology Holdings, Ltd..................    637,173     223,550
    Shun Tak Holdings, Ltd............................ 51,942,546  28,435,473
    Sing Tao News Corp., Ltd..........................    334,000      52,984
    Singamas Container Holdings, Ltd.................. 18,728,000   3,043,892
*   SOCAM Development, Ltd............................  3,912,120   2,708,829
    Soundwill Holdings, Ltd...........................  1,040,000   1,698,386
    South China Holdings.............................. 20,738,432   1,899,344
*   South China Land, Ltd............................. 11,127,066     268,144
*   South Sea Petroleum Holdings, Ltd.................    744,000      29,253
    Sun Hung Kai & Co., Ltd...........................  5,658,688   3,757,982
*   Symphony Holdings, Ltd............................    825,249      86,069
    TAI Cheung Holdings, Ltd..........................  4,408,000   3,883,094
#   Tan Chong International, Ltd......................  3,879,000   1,315,422
    Tern Properties Co., Ltd..........................    168,000     119,753
    Tian Teck Land, Ltd...............................    766,000     906,583
    Transport International Holdings, Ltd.............    244,000     665,837
#   Trinity, Ltd...................................... 11,036,000   1,678,117
*   TSC Group Holdings, Ltd...........................  2,735,000     765,651
*   United Laboratories International Holdings, Ltd.
      (The)...........................................  2,384,000   1,436,553
    Upbest Group, Ltd.................................  2,468,000     758,550
    Van Shung Chong Holdings, Ltd.....................    892,000     141,546

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
HONG KONG -- (Continued)
    Vantage International Holdings, Ltd...............  1,680,000 $    134,342
    Varitronix International, Ltd.....................    858,000      651,325
*   Vedan International Holdings, Ltd.................  4,352,000      253,837
    Victory City International Holdings, Ltd.......... 35,634,534    5,514,134
    VST Holdings, Ltd.................................  2,530,000      864,509
    Win Hanverky Holdings, Ltd........................     84,000       11,042
*   Winfull Group Holdings, Ltd....................... 17,280,000    1,069,141
    Wing On Co. International, Ltd....................  2,681,500    9,264,830
    Wing Tai Properties, Ltd..........................  2,022,749    1,248,108
    Wong's International Holdings, Ltd................     70,000       23,376
*   Xingye Copper International Group, Ltd............  1,203,000      150,984
    Yau Lee Holdings, Ltd.............................  1,409,750      287,113
                                                                  ------------
TOTAL HONG KONG.......................................             387,552,159
                                                                  ------------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C............................  1,504,991    4,134,424
    C&C Group P.L.C...................................  1,774,373    6,900,879
    Dragon Oil P.L.C..................................     47,857      542,863
    FBD Holdings P.L.C................................     72,991      613,424
    IFG Group P.L.C...................................     22,892       53,906
    Kingspan Group P.L.C..............................    110,693    2,788,033
    Smurfit Kappa Group P.L.C.........................  1,799,053   54,102,519
                                                                  ------------
TOTAL IRELAND.........................................              69,136,048
                                                                  ------------
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd....................  2,999,348    2,312,768
    Albaad Massuot Yitzhak, Ltd.......................          5           63
*   Alon Blue Square Israel, Ltd......................    222,112      214,659
*   Alrov Properties and Lodgings, Ltd................    135,568    2,819,345
*   Clal Insurance Enterprises Holdings, Ltd..........    413,071    7,192,877
    Delta-Galil Industries, Ltd.......................     63,894    2,107,877
    Direct Insurance Financial Investments, Ltd.......     91,612      659,439
#*  El Al Israel Airlines.............................  1,640,647      572,831
    Elron Electronic Industries, Ltd..................    191,599      890,389
*   Equital, Ltd......................................      3,735       65,517
    First International Bank Of Israel, Ltd...........    644,451    9,253,191
    Formula Systems 1985, Ltd.........................    148,199    4,548,937
*   Gilat Satellite Networks, Ltd.....................    121,714      679,861
*   Hadera Paper, Ltd.................................      6,561      189,310
#   Harel Insurance Investments & Financial Services,
      Ltd.............................................  2,469,610   12,196,991
*   Israel Discount Bank, Ltd. Class A................ 11,883,653   23,998,702
    Israel Land Development Co., Ltd. (The)...........     37,899      159,847
*   Jerusalem Oil Exploration.........................    200,341    8,759,040
    Meitav DS Investments, Ltd........................     10,434       32,573
    Menorah Mivtachim Holdings, Ltd...................    357,985    3,773,031
#   Migdal Insurance & Financial Holding, Ltd.........  1,200,097    1,421,804
    Neto ME Holdings, Ltd.............................      1,339       85,446
#*  Oil Refineries, Ltd...............................  8,885,909    3,668,741
    Phoenix Holdings, Ltd. (The)......................    847,712    2,528,772
    Scope Metals Group, Ltd...........................        743        9,706

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
ISRAEL -- (Continued)
*   Summit Real Estate Holdings, Ltd..................      99,945 $    455,570
*   Union Bank of Israel..............................     529,699    2,038,658
                                                                   ------------
TOTAL ISRAEL..........................................               90,635,945
                                                                   ------------
ITALY -- (4.3%)
*   Aedes SpA.........................................     382,547      214,872
#*  Aeffe SpA.........................................      99,325      205,198
#   Alerion Cleanpower SpA............................      85,156      278,346
*   Arnoldo Mondadori Editore SpA.....................     184,653      213,530
#   Astaldi SpA.......................................      57,263      551,113
#   Banca Finnat Euramerica SpA.......................     210,745      121,471
    Banca Popolare dell'Emilia Romagna SC.............  13,297,576  117,062,186
#*  Banca Popolare dell'Etruria e del Lazio SC........     247,694      118,959
    Banca Popolare di Milano Scarl.................... 128,877,107  139,398,860
    Banca Popolare di Sondrio SCARL...................   3,847,644   19,577,757
#   Banco di Desio e della Brianza SpA................     259,168      960,346
*   Banco Popolare SC.................................   2,738,938   47,422,096
*   Brioschi Sviluppo Immobiliare SpA.................     321,080       35,227
#   Buzzi Unicem SpA..................................   1,436,011   24,514,829
*   Caltagirone Editore SpA...........................     675,829      648,514
    Cementir Holding SpA..............................   1,955,007   13,118,731
*   CIR-Compagnie Industriali Riunite SpA.............   7,558,325    8,040,003
    Credito Emiliano SpA..............................     297,006    2,503,726
*   Credito Valtellinese SC...........................  22,550,371   32,145,001
#*  d'Amico International Shipping SA.................   4,464,449    3,526,092
    Danieli & C Officine Meccaniche SpA...............      51,622    1,085,951
    De' Longhi........................................     744,464   18,143,948
    DeA Capital SpA...................................     268,271      441,228
    Delclima..........................................     824,556    2,019,469
    El.En. SpA........................................      12,970      585,801
    Elica SpA.........................................      11,560       25,095
    ERG SpA...........................................     714,755    9,248,027
#*  Eurotech SpA......................................     822,300    1,603,044
    Falck Renewables SpA..............................   2,305,802    3,018,765
*   Finmeccanica SpA..................................      31,625      455,689
    FNM SpA...........................................   2,123,589    1,362,299
#*  Gruppo Editoriale L'Espresso SpA..................     683,571      774,055
*   IMMSI SpA.........................................   4,411,368    2,907,851
*   Intek Group SpA...................................   5,331,978    1,975,060
#   Italcementi SpA...................................   3,987,774   44,080,201
    Italmobiliare SpA.................................     170,420    7,015,810
#*  Prelios SpA.......................................     300,852      124,168
*   Reno de Medici SpA................................   2,060,811      799,244
#*  Retelit SpA.......................................   1,906,537    1,199,406
#*  Safilo Group SpA..................................     624,934    7,927,975
#*  Saipem SpA........................................     911,035    7,950,379
*   Snia SpA..........................................     271,793           --
    Societa Cattolica di Assicurazioni SCRL...........   1,248,359   10,211,352
    Societa Iniziative Autostradali e Servizi SpA.....      32,320      380,275
    SOL SpA...........................................      71,611      589,609
#   Trevi Finanziaria Industriale SpA.................     195,814      363,394
*   Uni Land SpA......................................      37,715           --
    Unipol Gruppo Finanziario SpA.....................   8,058,238   43,180,606

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
ITALY -- (Continued)
    UnipolSai SpA..................................... 7,281,510 $ 18,921,160
    Vittoria Assicurazioni SpA........................    11,988      133,000
                                                                 ------------
TOTAL ITALY...........................................            597,179,718
                                                                 ------------
JAPAN -- (23.6%)
#   A&D Co., Ltd......................................   256,700    1,030,702
#   Achilles Corp..................................... 2,745,000    3,407,701
    ADEKA Corp........................................   760,400    9,821,029
    Aderans Co., Ltd..................................    38,600      312,508
    Agro-Kanesho Co., Ltd.............................    83,500      675,856
    Ahresty Corp......................................   575,600    4,440,480
    Aichi Bank, Ltd. (The)............................   173,100    9,694,561
    Aichi Corp........................................   177,200    1,069,746
#   Aichi Steel Corp.................................. 2,311,000   10,117,181
    Aichi Tokei Denki Co., Ltd........................    48,000      144,662
    Aida Engineering, Ltd.............................   301,907    2,890,502
*   Aigan Co., Ltd....................................   324,900      692,016
#   Airport Facilities Co., Ltd.......................   539,500    2,836,794
    Aisan Industry Co., Ltd...........................   538,330    4,953,219
#   Akebono Brake Industry Co., Ltd...................    52,700      158,504
    Akita Bank, Ltd. (The)............................ 4,422,000   13,582,930
#   Alconix Corp......................................   134,500    2,088,760
#   Alpen Co., Ltd....................................   471,900    7,447,958
    Alpha Corp........................................    31,700      340,360
    Alpha Systems, Inc................................    30,260      451,278
    Alpine Electronics, Inc...........................   433,400    7,140,405
    Alps Logistics Co., Ltd...........................    42,600      547,850
    AOI Electronics Co., Ltd..........................    27,900      971,759
    AOI Pro, Inc......................................     4,700       40,171
    AOKI Holdings, Inc................................   305,822    3,948,525
    Aomori Bank, Ltd. (The)........................... 1,475,000    4,709,278
    Aoyama Trading Co., Ltd........................... 1,247,999   49,579,912
    Arakawa Chemical Industries, Ltd..................   385,100    4,527,021
    Arata Corp........................................     7,400      123,023
    Araya Industrial Co., Ltd......................... 1,013,000    1,422,199
    Arcland Sakamoto Co., Ltd.........................    61,000    1,479,308
    Arisawa Manufacturing Co., Ltd....................   650,482    4,497,521
    Asahi Broadcasting Corp...........................    42,600      325,830
    Asahi Kogyosha Co., Ltd...........................   498,000    1,778,380
    Asahi Organic Chemicals Industry Co., Ltd......... 1,826,000    3,725,816
    Asanuma Corp......................................   618,000      852,146
    Ashikaga Holdings Co., Ltd........................   329,000    1,382,491
#   Ashimori Industry Co., Ltd........................ 1,193,000    1,960,738
    Asia Air Survey Co., Ltd..........................    10,000       34,016
    ASKA Pharmaceutical Co., Ltd......................   462,300    5,959,603
    Asunaro Aoki Construction Co., Ltd................   599,100    4,068,596
    Atsugi Co., Ltd................................... 4,118,000    3,852,412
    Awa Bank, Ltd. (The).............................. 1,201,000    7,559,975
    Bando Chemical Industries, Ltd....................   466,000    1,968,172
    Bank of Iwate, Ltd. (The).........................   351,800   15,563,104
    Bank of Kochi, Ltd. (The).........................   473,000      621,840
    Bank of Nagoya, Ltd. (The)........................ 2,776,706   10,846,510
    Bank of Okinawa, Ltd. (The).......................   204,050    8,542,139

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Bank of Saga, Ltd. (The).......................... 3,037,000 $ 7,220,640
    Bank of the Ryukyus, Ltd..........................   934,400  13,882,050
    Belluna Co., Ltd.................................. 1,244,424   7,453,324
    Best Denki Co., Ltd...............................   862,600   1,043,519
    Bunka Shutter Co., Ltd............................    51,016     408,452
    Carlit Holdings Co., Ltd..........................    77,000     339,729
    Cawachi, Ltd......................................   458,400   7,322,873
    Central Glass Co., Ltd............................ 4,349,000  18,303,989
    Central Security Patrols Co., Ltd.................    34,000     433,626
    Chiba Kogyo Bank, Ltd. (The)......................   547,000   3,328,092
    Chino Corp........................................    10,800     109,086
    Chiyoda Integre Co., Ltd..........................    98,900   2,190,749
    Chodai Co., Ltd...................................    26,600     111,431
    Chofu Seisakusho Co., Ltd.........................   218,600   4,817,082
    Chori Co., Ltd....................................     9,600     148,217
    Chubu Shiryo Co., Ltd.............................   382,000   3,271,804
    Chudenko Corp.....................................   457,560   9,428,830
#   Chuetsu Pulp & Paper Co., Ltd..................... 2,436,000   4,478,972
    Chugoku Marine Paints, Ltd........................   790,000   5,718,560
    Chukyo Bank, Ltd. (The)........................... 1,710,000   3,283,132
#   Chuo Gyorui Co., Ltd..............................   611,000   1,350,187
    Chuo Spring Co., Ltd..............................   920,000   2,395,459
    Cleanup Corp......................................   627,000   4,639,752
    CMK Corp.......................................... 1,212,000   2,939,940
    Coca-Cola East Japan Co., Ltd.....................   308,604   5,678,257
    Coca-Cola West Co., Ltd...........................   664,900  13,392,683
    Cocokara fine, Inc................................    11,700     438,547
    Computer Engineering & Consulting, Ltd............   280,700   2,477,490
    Corona Corp.......................................   345,600   3,468,693
*   Cosmo Oil Co., Ltd................................ 7,223,000  11,697,323
    Cross Plus, Inc...................................    69,700     419,975
    CTI Engineering Co., Ltd..........................   320,700   3,127,158
    Dai Nippon Toryo Co., Ltd.........................    54,000      80,141
    Dai-Dan Co., Ltd..................................   620,000   4,089,604
#   Dai-ichi Seiko Co., Ltd...........................   215,900   3,116,219
    Daibiru Corp......................................   172,300   1,573,081
    Daido Kogyo Co., Ltd..............................   726,447   1,423,182
#   Daido Steel Co., Ltd..............................   729,000   2,764,782
    Daihatsu Diesel Manufacturing Co., Ltd............   174,000   1,075,682
#   Daiho Corp........................................   627,000   2,508,532
#   Daiichi Jitsugyo Co., Ltd.........................   119,000     662,788
    Daiken Corp.......................................    66,000     179,853
    Daiki Aluminium Industry Co., Ltd.................   657,000   2,055,402
    Daikoku Denki Co., Ltd............................   124,900   1,800,452
    Daikyo, Inc.......................................   622,000   1,053,568
    Daimaruenawin Co., Ltd............................     3,300      20,953
    Dainichi Co., Ltd.................................   249,000   1,492,125
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................   416,000   1,961,966
#   Daisan Bank, Ltd. (The)........................... 1,569,000   2,505,790
    Daishi Bank, Ltd. (The)........................... 5,240,932  22,602,701
    Daishinku Corp....................................   863,000   1,878,750
    Daiso Co., Ltd....................................    38,000     144,650
#   Daito Bank, Ltd. (The)............................ 3,607,000   5,061,837

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#   Daiwa Industries, Ltd.............................   288,200 $ 1,895,618
    Daiwabo Holdings Co., Ltd......................... 3,450,000   6,510,824
    DC Co., Ltd.......................................   447,300   1,514,888
    DCM Holdings Co., Ltd............................. 1,870,700  17,028,954
    Denyo Co., Ltd....................................   171,900   2,587,593
#   DKS Co., Ltd...................................... 1,228,000   3,663,120
#   DMW Corp..........................................    57,300     955,865
    Doutor Nichires Holdings Co., Ltd.................    90,500   1,455,812
    DSB Co, Ltd.......................................   134,300   1,091,112
    Dunlop Sports Co., Ltd............................    31,200     300,704
    Dydo Drinco, Inc..................................    39,900   1,666,924
    Dynic Corp........................................   166,000     244,908
    Ebara Jitsugyo Co., Ltd...........................     5,400      65,211
#   EDION Corp........................................ 2,585,100  17,065,374
#   Ehime Bank, Ltd. (The)............................ 2,863,000   6,140,529
    Eidai Co., Ltd....................................   431,000   1,595,046
    Eighteenth Bank, Ltd. (The)....................... 4,016,000  11,874,698
    Eizo Corp.........................................   197,300   4,493,933
#   Endo Lighting Corp................................   134,000   1,494,521
    ESPEC Corp........................................   497,000   5,133,831
#   Excel Co., Ltd....................................   189,700   3,002,006
    Exedy Corp........................................    42,100   1,040,590
#   F-Tech, Inc.......................................   110,600   1,075,011
    Faith, Inc........................................    25,660     287,200
    FALCO HOLDINGS Co., Ltd...........................     2,700      36,415
#   FCC Co., Ltd......................................    89,900   1,412,319
#   Ferrotec Corp.....................................   838,300   5,813,691
    FIDEA Holdings Co., Ltd........................... 2,216,100   4,751,733
#   Fields Corp.......................................    41,100     662,976
    Fine Sinter Co., Ltd..............................    84,000     240,037
#*  First Baking Co., Ltd.............................    50,000      48,387
    Foster Electric Co., Ltd..........................   224,800   4,619,072
#   Fuji Corp., Ltd...................................    51,600     290,123
    Fuji Kiko Co., Ltd................................    12,600      64,204
    Fuji Oil Co., Ltd.................................   694,600   2,615,721
    Fuji Soft, Inc....................................   107,600   2,248,236
    Fujicco Co., Ltd..................................   314,600   6,579,591
    Fujikura Kasei Co., Ltd...........................   355,400   1,593,326
#   Fujikura Rubber, Ltd..............................   162,100     908,635
    Fujikura, Ltd..................................... 9,403,000  49,776,928
#   Fujishoji Co., Ltd................................    63,300     731,720
    Fujitsu Frontech, Ltd.............................   382,300   5,904,961
    FuKoKu Co., Ltd...................................   119,500   1,105,199
    Fukuda Corp.......................................   565,000   3,684,072
    Fukui Bank, Ltd. (The)............................ 1,622,000   3,479,630
    Fukushima Bank, Ltd. (The)........................ 2,941,000   2,370,579
#   Fukuyama Transporting Co., Ltd.................... 2,129,000  10,936,980
#   Furukawa Electric Co., Ltd........................ 7,776,000  12,905,465
#   Furuno Electric Co., Ltd..........................   328,800   2,410,730
    Furusato Industries, Ltd..........................   125,100   1,818,147
#   Fuso Pharmaceutical Industries, Ltd...............   178,000     427,316
    Futaba Corp.......................................   652,900  11,546,535
    Futaba Industrial Co., Ltd........................   697,900   2,953,119

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    G-Tekt Corp.......................................   320,200 $ 2,964,913
    Gakken Holdings Co., Ltd..........................   827,000   1,640,209
    Gecoss Corp.......................................   314,200   3,026,022
#   Geo Holdings Corp.................................   266,200   3,665,644
#   Godo Steel, Ltd................................... 3,890,000   7,054,783
    Goldcrest Co., Ltd................................   238,050   4,874,430
    Gourmet Kineya Co., Ltd...........................    53,000     420,608
    Grandy House Corp.................................    12,800      42,153
    GSI Creos Corp....................................   705,000     761,703
    Gun-Ei Chemical Industry Co., Ltd................. 1,227,000   3,324,193
    Gunze, Ltd........................................ 5,418,000  14,722,872
#   H-One Co., Ltd....................................   145,500     826,214
    H2O Retailing Corp................................   818,739  17,086,975
#   Hagihara Industries, Inc..........................    56,700     929,832
    Hakuto Co., Ltd...................................   380,900   4,682,840
#   Hamakyorex Co., Ltd...............................     6,700     256,633
    Hanwa Co., Ltd.................................... 3,214,000  13,958,304
    Happinet Corp.....................................    14,900     157,385
    Harima Chemicals Group, Inc.......................   388,700   1,538,619
    Haruyama Trading Co., Ltd.........................   272,200   1,634,277
    Heiwa Real Estate Co., Ltd........................   689,800   9,953,145
    Heiwado Co., Ltd..................................   323,024   6,985,059
    HI-LEX Corp.......................................     5,700     182,989
    Hibiya Engineering, Ltd...........................   640,800   8,443,900
    Higashi-Nippon Bank, Ltd. (The)................... 3,266,000  12,241,817
    Higo Bank, Ltd. (The)............................. 3,151,000  19,449,900
    Hirakawa Hewtech Corp.............................       900       9,590
    Hisaka Works, Ltd.................................    48,200     453,497
    Hitachi Transport System, Ltd.....................     3,000      54,079
    Hitachi Zosen Corp................................   429,219   2,259,172
    Hochiki Corp......................................     9,900      76,716
    Hodogaya Chemical Co., Ltd........................ 1,174,000   1,676,684
#   Hokkaido Coca-Cola Bottling Co., Ltd..............   454,000   2,344,659
    Hokkan Holdings, Ltd.............................. 1,020,000   2,361,716
    Hokko Chemical Industry Co., Ltd..................   452,000   1,718,547
    Hokkoku Bank, Ltd. (The).......................... 5,051,159  18,401,571
    Hokuetsu Bank, Ltd. (The)......................... 3,965,000   7,992,777
    Hokuetsu Kishu Paper Co., Ltd..................... 3,666,074  21,892,766
#   Hokuriku Electrical Construction Co., Ltd.........    64,000     677,681
    Honeys Co., Ltd...................................   126,300   1,052,005
#   Hoosiers Holdings.................................   463,600   1,866,604
    Hosiden Corp...................................... 1,006,100   6,193,076
    Hosokawa Micron Corp..............................   153,000     721,036
    Howa Machinery, Ltd...............................    63,700     381,271
#   Hurxley Corp......................................    18,600     171,256
    Hyakugo Bank, Ltd. (The).......................... 3,743,855  17,866,059
    Hyakujushi Bank, Ltd. (The)....................... 3,400,000  11,429,835
    Ichikawa Co., Ltd.................................   200,000     623,063
    Ichikoh Industries, Ltd...........................   126,000     274,941
    Ihara Chemical Industry Co., Ltd..................   759,500   9,175,555
#   Iino Kaiun Kaisha, Ltd............................   125,400     603,497
    IJT Technology Holdings Co., Ltd..................   204,260     816,148
#   Ikegami Tsushinki Co., Ltd........................   496,000     652,437

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Imagica Robot Holdings, Inc.......................   117,500 $   536,971
#   Imasen Electric Industrial........................   278,499   2,796,420
    Inaba Seisakusho Co., Ltd.........................    65,000     716,821
    Inabata & Co., Ltd................................ 1,305,700  13,936,516
    Ines Corp......................................... 1,129,400  11,068,271
    Information Services International-Dentsu, Ltd....    82,600     985,716
    Innotech Corp.....................................   112,900     437,999
    Inui Global Logistics Co., Ltd....................   177,685   1,349,291
    Ise Chemical Corp.................................    24,000     130,655
    Iseki & Co., Ltd.................................. 1,394,000   2,552,201
*   Ishihara Sangyo Kaisha, Ltd....................... 4,241,000   3,930,750
#*  Ishizuka Glass Co., Ltd...........................   652,000   1,492,602
    IT Holdings Corp..................................   612,300  14,022,231
    Itochu Enex Co., Ltd..............................   935,600   9,173,542
    Itochu-Shokuhin Co., Ltd..........................    22,400     785,690
    Itoham Foods, Inc................................. 1,304,369   7,227,950
    Itoki Corp........................................   921,247   4,985,126
    Iwai Cosmo Holdings, Inc..........................   248,500   3,229,369
    Iwaki & Co., Ltd..................................   825,000   1,523,124
    Iwasaki Electric Co., Ltd......................... 1,584,000   3,217,287
*   Iwatsu Electric Co., Ltd.......................... 1,978,000   1,451,872
#*  Izutsuya Co., Ltd.................................   628,000     390,524
    J-Oil Mills, Inc.................................. 1,917,000   6,496,308
    Japan Digital Laboratory Co., Ltd.................   581,400   8,508,343
#*  Japan Display, Inc................................ 1,340,000   4,154,187
    Japan Foundation Engineering Co., Ltd.............   419,500   1,447,138
#   Japan Medical Dynamic Marketing, Inc..............   373,800   1,889,501
    Japan Oil Transportation Co., Ltd.................   561,000   1,104,290
#   Japan Pulp & Paper Co., Ltd....................... 1,565,000   4,421,118
#   Japan Radio Co., Ltd..............................   201,000     680,351
    Japan Transcity Corp..............................   996,000   3,808,982
    Japan Vilene Co., Ltd.............................   157,000   1,044,193
    Japan Wool Textile Co., Ltd. (The)................    88,000     693,288
#   Jimoto Holdings, Inc..............................   457,100     802,685
    JK Holdings Co., Ltd..............................    87,000     423,448
#   JMS Co., Ltd......................................   759,000   1,873,269
    Joshin Denki Co., Ltd.............................    29,000     228,978
    JSP Corp..........................................     6,800     114,739
    Juroku Bank, Ltd. (The)........................... 4,315,000  17,703,238
#   JVC Kenwood Corp.................................. 3,334,800   7,824,998
#   K&O Energy Group, Inc.............................   296,800   4,258,762
    Kaga Electronics Co., Ltd.........................   340,800   4,369,276
    Kagoshima Bank, Ltd. (The)........................ 2,633,500  18,003,114
    Kamei Corp........................................   792,900   7,407,909
    Kanaden Corp......................................   463,000   3,680,695
#   Kandenko Co., Ltd................................. 1,994,000  13,065,693
    Kaneko Seeds Co., Ltd.............................     7,800      75,132
    Kanematsu Corp.................................... 1,671,000   3,045,966
    Kansai Urban Banking Corp.........................    62,000     701,189
#   Katakura Chikkarin Co., Ltd.......................   243,000     627,273
    Katakura Industries Co., Ltd......................    44,300     506,338
    Kato Sangyo Co., Ltd..............................    25,800     594,578
    Kato Works Co., Ltd............................... 1,418,872   8,315,673

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    KAWADA TECHNOLOGIES, Inc..........................    69,500 $ 2,449,053
    Kawai Musical Instruments Manufacturing Co., Ltd..       800      13,280
#   Kawasaki Kasei Chemicals, Ltd.....................   295,000     423,396
#   Kawasaki Kisen Kaisha, Ltd........................ 2,081,000   4,645,793
    Kawasumi Laboratories, Inc........................   314,200   2,372,672
    Keihanshin Building Co., Ltd......................   545,600   3,297,457
    Keihin Co., Ltd...................................   368,000     653,063
    Keihin Corp.......................................   666,800   9,469,846
    Keiyo Bank, Ltd. (The)............................ 2,676,000  13,503,282
    Keiyo Co., Ltd....................................    48,500     224,074
*   KI Holdings Co., Ltd..............................    91,000     341,410
    Kimoto Co., Ltd...................................   188,800     442,848
    Kimura Unity Co., Ltd.............................     3,300      37,117
*   Kinki Sharyo Co., Ltd. (The)......................   257,000     752,661
    Kita-Nippon Bank, Ltd. (The)......................   182,500   5,156,598
    Kitagawa Iron Works Co., Ltd...................... 1,610,000   3,839,843
    Kitano Construction Corp..........................   774,000   1,995,759
    Kitz Corp.........................................   383,400   1,751,861
    Kiyo Bank, Ltd. (The).............................   139,300   2,035,690
    Koa Corp..........................................   428,689   3,895,798
    Koatsu Gas Kogyo Co., Ltd.........................    65,000     353,110
#   Kohnan Shoji Co., Ltd.............................   935,600  12,712,442
    Kohsoku Corp......................................     1,800      13,067
    Koike Sanso Kogyo Co., Ltd........................     8,000      25,554
    Kojima Co., Ltd...................................   764,300   2,530,996
    Kokuyo Co., Ltd................................... 2,122,311  22,042,301
    KOMAIHALTEC, Inc..................................   800,000   1,546,906
    Komatsu Seiren Co., Ltd...........................   685,400   3,476,504
    Komatsu Wall Industry Co., Ltd....................   143,200   2,648,364
    Komori Corp....................................... 1,203,100  13,381,080
    Konaka Co., Ltd...................................   549,049   3,035,855
#   Konishi Co., Ltd..................................   259,200   4,928,523
    Konoike Transport Co., Ltd........................    91,800   1,188,084
    Kosaido Co., Ltd..................................    29,400     146,046
    Krosaki Harima Corp............................... 1,108,000   2,367,003
    KRS Corp..........................................   174,200   3,700,253
#   KU Holdings Co., Ltd..............................   354,800   2,261,186
#   Kumiai Chemical Industry Co., Ltd.................   144,319   1,151,488
    Kurabo Industries, Ltd............................ 6,069,000  12,715,407
#   Kureha Corp....................................... 1,762,000   6,650,995
#   Kurimoto, Ltd..................................... 1,887,000   3,818,408
#   Kuroda Electric Co., Ltd..........................   143,000   2,727,815
    KYB Co., Ltd...................................... 2,682,000   9,118,805
#   Kyodo Printing Co., Ltd........................... 2,098,000   5,826,187
    Kyoei Sangyo Co., Ltd.............................   288,000     459,399
#   Kyoei Steel, Ltd..................................   561,500   9,717,178
    Kyokuto Boeki Kaisha, Ltd.........................   161,796     402,561
#   Kyokuto Kaihatsu Kogyo Co., Ltd...................   907,850   9,803,189
    Kyoritsu Printing Co., Ltd........................    34,800      92,255
    Kyosan Electric Manufacturing Co., Ltd............   590,000   1,778,021
    Kyowa Leather Cloth Co., Ltd......................   365,400   2,843,163
#   Kyudenko Corp..................................... 1,124,000  19,726,566
    LEC, Inc..........................................   134,000   1,471,082

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
#   Lonseal Corp......................................   306,000 $   414,170
    Look, Inc.........................................   841,000   1,438,000
*   Macnica Fuji Electronics Holdings, Inc............   644,850   7,990,088
    Maeda Corp........................................ 3,860,000  26,127,384
    Maeda Road Construction Co., Ltd..................   733,000  13,463,436
#   Maezawa Industries, Inc...........................   202,800     725,763
    Maezawa Kasei Industries Co., Ltd.................   203,700   2,040,069
    Maezawa Kyuso Industries Co., Ltd.................   129,600   1,665,897
    Mars Engineering Corp.............................     2,100      35,972
    Marubun Corp......................................   457,300   3,529,490
    Marudai Food Co., Ltd............................. 3,266,000  12,933,137
    Marufuji Sheet Piling Co., Ltd....................     9,000      23,572
    Maruka Machinery Co., Ltd.........................    27,800     469,743
    Maruwa Co., Ltd...................................    80,700   1,825,357
    Maruyama Manufacturing Co., Inc...................   251,000     463,657
    Maruzen Co., Ltd..................................    20,000     184,041
    Maruzen Showa Unyu Co., Ltd....................... 1,486,000   5,238,032
    Matsuda Sangyo Co., Ltd...........................    74,000     858,177
    Matsui Construction Co., Ltd......................   451,700   2,327,792
#   Maxvalu Tokai Co., Ltd............................    87,400   1,262,415
    Megmilk Snow Brand Co., Ltd.......................   482,700   7,578,006
*   Meiko Electronics Co., Ltd........................   117,300     318,751
    Meisei Industrial Co., Ltd........................     2,900      14,189
#   Meito Transportation Co., Ltd.....................       300       1,808
    Meiwa Corp........................................   339,800   1,093,237
#   Meiwa Estate Co., Ltd.............................   386,200   1,804,227
    Melco Holdings, Inc...............................    53,100     927,880
    Mesco, Inc........................................    22,000     160,604
#   Michinoku Bank, Ltd. (The)........................ 3,111,000   5,471,074
    Mie Bank, Ltd. (The).............................. 1,133,000   2,503,242
    Mikuni Corp.......................................   322,400   1,367,457
    Mimasu Semiconductor Industry Co., Ltd............   411,600   3,680,278
    Minato Bank, Ltd. (The)........................... 1,811,000   4,513,795
    Ministop Co., Ltd.................................   246,000   5,095,285
    Mirait Holdings Corp..............................   788,240   9,044,660
    Mitani Corp.......................................    63,400   1,659,680
#   Mito Securities Co., Ltd..........................   876,900   3,152,204
    Mitsuba Corp......................................    76,900   1,701,306
#*  Mitsubishi Paper Mills, Ltd....................... 5,780,000   4,196,358
#   Mitsubishi Steel Manufacturing Co., Ltd........... 3,281,000   6,720,699
#   Mitsui Engineering & Shipbuilding Co., Ltd........ 9,872,000  17,188,269
    Mitsui High-Tec, Inc..............................   710,900   4,487,131
    Mitsui Home Co., Ltd..............................    68,000     321,285
    Mitsui Matsushima Co., Ltd........................ 2,216,000   2,338,560
    Mitsui Mining & Smelting Co., Ltd................. 4,937,000  12,137,804
    Mitsui Sugar Co., Ltd.............................   438,000   1,890,702
    Mitsui-Soko Holdings Co., Ltd..................... 1,561,000   5,086,689
    Mitsumi Electric Co., Ltd.........................   241,100   1,532,145
    Mitsumura Printing Co., Ltd.......................    91,000     190,177
#   Mitsuuroko Group Holdings Co., Ltd................   777,600   4,051,293
    Miyaji Engineering Group, Inc.....................    72,000     118,325
    Miyazaki Bank, Ltd. (The)......................... 3,722,260  12,034,902
    Miyoshi Oil & Fat Co., Ltd........................   815,000     953,228

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Mizuno Corp.......................................   750,395 $ 3,595,782
    Morinaga Milk Industry Co., Ltd................... 2,582,000  10,557,135
    Morozoff, Ltd.....................................   101,000     325,722
    Mory Industries, Inc..............................   682,000   2,117,204
#*  Mr Max Corp.......................................   618,900   2,300,589
    Murakami Corp.....................................    21,000     368,947
    Musashino Bank, Ltd. (The)........................   585,200  23,152,655
    Mutoh Holdings Co., Ltd...........................    74,000     217,776
    Nafco Co., Ltd....................................    27,200     451,849
    Nagano Bank, Ltd. (The)........................... 1,402,000   2,566,925
    Nagase & Co., Ltd.................................   553,700   7,061,018
    Nakabayashi Co., Ltd..............................   946,000   1,868,969
    Nakano Corp.......................................     9,400      50,525
#*  Nakayama Steel Works, Ltd......................... 1,838,000   1,318,751
    Namura Shipbuilding Co., Ltd......................   377,052   3,274,031
#   Nanto Bank, Ltd. (The)............................ 1,963,000   6,611,729
    Narasaki Sangyo Co., Ltd..........................    82,000     184,466
    NDS Co., Ltd......................................   875,000   2,357,310
#   NEC Capital Solutions, Ltd........................   184,500   2,729,459
#   Neturen Co., Ltd..................................   715,700   4,923,221
    Nice Holdings, Inc................................ 1,604,000   2,696,814
    Nichia Steel Works, Ltd...........................   841,200   2,173,882
    Nichiban Co., Ltd.................................   632,000   3,145,355
    Nichicon Corp..................................... 1,007,000   7,357,893
    Nichiden Corp.....................................     7,700     179,479
    Nichiha Corp......................................   245,500   3,657,189
    Nichimo Co., Ltd..................................   749,000   1,171,373
    Nichireki Co., Ltd................................   610,000   5,031,967
    Nichirin Co., Ltd.................................     8,200      99,856
    NIFTY Corp........................................     8,200      93,304
#   Nihon Dempa Kogyo Co., Ltd........................   381,700   2,759,937
    Nihon Eslead Corp.................................   123,400   1,257,641
    Nihon Kagaku Sangyo Co., Ltd......................    21,000     152,514
    Nihon Plast Co., Ltd..............................     4,700      30,973
    Nihon Tokushu Toryo Co., Ltd......................   146,400   1,093,705
    Nihon Yamamura Glass Co., Ltd..................... 1,896,000   2,814,560
    Nikko Co., Ltd....................................   637,000   2,265,431
    Nippo Corp........................................   709,000  12,471,733
    Nippon Beet Sugar Manufacturing Co., Ltd.......... 2,981,000   4,976,602
    Nippon Carbide Industries Co., Inc................   391,000     680,983
    Nippon Carbon Co., Ltd............................ 1,775,000   5,133,015
#   Nippon Chemi-Con Corp............................. 3,643,000   9,884,827
    Nippon Chemical Industrial Co., Ltd............... 2,459,000   4,279,996
#   Nippon Chutetsukan K.K............................   468,000     830,315
    Nippon Coke & Engineering Co., Ltd................ 1,334,600   1,237,416
#   Nippon Concrete Industries Co., Ltd............... 1,061,600   4,364,241
    Nippon Denko Co., Ltd............................. 2,627,060   5,992,235
    Nippon Densetsu Kogyo Co., Ltd....................   305,300   5,450,805
    Nippon Felt Co., Ltd..............................    73,100     314,274
    Nippon Fine Chemical Co., Ltd.....................   218,700   1,655,516
    Nippon Flour Mills Co., Ltd....................... 2,011,000  13,378,676
    Nippon Hume Corp..................................   594,100   3,702,269
#*  Nippon Kinzoku Co., Ltd........................... 1,192,000   1,432,119

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Nippon Kodoshi Corp.................................     29,500 $   257,581
#   Nippon Koei Co., Ltd................................  1,520,000   5,614,037
    Nippon Konpo Unyu Soko Co., Ltd.....................  1,263,700  21,848,473
    Nippon Koshuha Steel Co., Ltd.......................    457,000     423,718
#   Nippon Light Metal Holdings Co., Ltd................  9,449,200  15,686,229
    Nippon Paper Industries Co., Ltd....................    475,900   7,808,569
    Nippon Pillar Packing Co., Ltd......................    375,800   3,303,206
    Nippon Piston Ring Co., Ltd.........................  2,043,000   3,522,550
#   Nippon Rietec Co., Ltd..............................     47,000     327,988
    Nippon Road Co., Ltd. (The).........................  2,203,000  11,131,675
    Nippon Seiki Co., Ltd...............................     38,000     759,226
    Nippon Seisen Co., Ltd..............................    236,000   1,070,874
    Nippon Sharyo, Ltd..................................    446,000   1,355,333
#*  Nippon Sheet Glass Co., Ltd......................... 21,754,000  22,434,492
    Nippon Soda Co., Ltd................................  2,111,000  12,620,680
    Nippon Steel & Sumikin Bussan Corp..................  2,775,800   9,404,398
*   Nippon Steel & Sumikin Texeng Co., Ltd..............    851,000   4,226,401
    Nippon Synthetic Chemical Industry Co., Ltd. (The)..    309,000   1,954,188
    Nippon Systemware Co., Ltd..........................    193,300   1,752,946
    Nippon Thompson Co., Ltd............................  1,148,000   5,663,250
    Nippon Tungsten Co., Ltd............................    148,000     230,371
#*  Nippon Yakin Kogyo Co., Ltd.........................  4,609,300   8,104,640
    Nishikawa Rubber Co., Ltd...........................      4,800      82,203
    Nishimatsu Construction Co., Ltd....................  4,563,073  16,658,898
    Nissan Tokyo Sales Holdings Co., Ltd................     60,800     185,837
#   Nissei Plastic Industrial Co., Ltd..................    221,400   1,824,918
    Nisshin Fudosan Co..................................  1,007,000   3,468,743
#   Nisshin Oillio Group, Ltd. (The)....................  2,688,000  11,615,228
    Nisshin Steel Co., Ltd..............................  1,579,900  18,277,351
    Nisshinbo Holdings, Inc.............................  1,323,000  14,656,030
    Nissin Corp.........................................    968,000   3,043,475
    Nissin Electric Co., Ltd............................    137,000     820,843
    Nissin Sugar Co., Ltd...............................    120,400   2,826,000
    Nissui Pharmaceutical Co., Ltd......................    169,800   1,972,463
    Nitta Gelatin, Inc..................................     16,900     101,391
#   Nittan Valve Co., Ltd...............................    173,100     636,239
    Nittetsu Mining Co., Ltd............................  2,006,000   9,429,975
    Nitto FC Co., Ltd...................................    223,100   1,436,169
    Nitto Fuji Flour Milling Co., Ltd...................    360,000   1,004,270
    Nitto Seiko Co., Ltd................................    315,000     820,884
    NJS Co., Ltd........................................      2,700      31,808
    Nohmi Bosai, Ltd....................................    111,600   1,291,437
    Nojima Corp.........................................    102,812   1,158,554
    Noritake Co., Ltd...................................  1,137,000   2,658,762
    Noritsu Koki Co., Ltd...............................    437,000   2,311,975
#   Noritz Corp.........................................    187,900   3,088,166
    North Pacific Bank, Ltd.............................  4,504,300  19,783,640
#   NS United Kaiun Kaisha, Ltd.........................  2,634,000   5,947,826
    Obayashi Road Corp..................................    817,000   4,358,742
    Oenon Holdings, Inc.................................    262,000     452,130
    Ogaki Kyoritsu Bank, Ltd. (The).....................  5,188,000  18,568,566
    Ohara, Inc..........................................     70,500     341,767
    Ohashi Technica, Inc................................      4,000      50,392

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    OIE Sangyo Co., Ltd...............................     6,213 $    45,600
#   Oita Bank, Ltd. (The)............................. 3,983,000  17,176,365
#   Okamoto Industries, Inc...........................    22,000     102,962
    Okamoto Machine Tool Works, Ltd...................   178,000     311,434
    Okamura Corp......................................    13,800     122,738
    OKK Corp.......................................... 1,483,000   2,103,076
    Okumura Corp...................................... 1,815,000   8,994,764
    Okura Industrial Co., Ltd......................... 1,137,000   3,090,314
    Okuwa Co., Ltd....................................   235,000   1,929,089
    Olympic Group Corp................................   345,200   2,035,749
    ONO Sokki Co., Ltd................................    55,000     444,134
#   Onoken Co., Ltd...................................   376,400   3,501,211
#   Onward Holdings Co., Ltd.......................... 1,628,000  10,550,970
    Organo Corp.......................................   133,000     540,483
#   Origin Electric Co., Ltd..........................   368,000   1,156,563
    Osaka Organic Chemical Industry, Ltd..............   137,000     800,439
#   Osaka Steel Co., Ltd..............................   554,400   9,176,777
#   Osaki Electric Co., Ltd...........................   616,000   3,271,843
    OUG Holdings, Inc.................................    33,000      78,540
    Oyo Corp..........................................   327,900   4,356,045
    Pacific Industrial Co., Ltd....................... 1,179,600  11,519,017
    Paltac Corp.......................................   555,100  10,804,924
    Parco Co., Ltd....................................   285,500   2,838,196
#   Piolax, Inc.......................................   272,500  14,042,936
*   Pioneer Corp......................................    65,600     122,694
    Pocket Card Co., Ltd..............................    42,200     208,538
#   Press Kogyo Co., Ltd.............................. 1,787,400   7,806,103
#   PS Mitsubishi Construction Co., Ltd...............    99,000     325,796
    Rengo Co., Ltd.................................... 3,407,000  13,190,659
*   Renown, Inc.......................................   121,360     180,060
    Rheon Automatic Machinery Co., Ltd................   340,200   1,641,945
    Rhythm Watch Co., Ltd............................. 2,678,000   3,671,173
#   Riberesute Corp...................................     9,800      61,962
    Ricoh Leasing Co., Ltd............................   305,400   9,728,207
    Right On Co., Ltd.................................   268,200   2,247,450
    Riken Corp........................................   451,000   1,705,319
    Riken Keiki Co., Ltd..............................   154,700   1,812,228
#   Riken Technos Corp................................   975,300   4,099,236
#   Riken Vitamin Co., Ltd............................     3,300     106,121
    Riso Kagaku Corp..................................   486,264   9,266,283
    Round One Corp.................................... 1,688,400   8,305,450
    Ryobi, Ltd........................................ 2,657,000  10,860,845
    Ryoden Trading Co., Ltd...........................   866,000   6,823,503
    Ryosan Co., Ltd...................................   614,300  15,869,146
    Ryoyo Electro Corp................................   640,100   7,760,237
    Sakai Chemical Industry Co., Ltd.................. 2,617,000   8,503,635
#   Sakai Heavy Industries, Ltd.......................   629,000   1,236,818
    Sakai Moving Service Co., Ltd.....................     1,700      79,912
    Sakai Ovex Co., Ltd...............................   192,000     306,355
    Sala Corp.........................................   244,900   1,173,129
#   SAMTY Co., Ltd....................................   155,500   1,329,115
    San Holdings, Inc.................................    76,500   1,066,129
    San-Ai Oil Co., Ltd............................... 1,296,000   9,047,322

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    San-In Godo Bank, Ltd. (The)...................... 4,448,900 $45,025,876
    Sanei Architecture Planning Co., Ltd..............    11,100     129,873
    Sanki Engineering Co., Ltd........................ 1,413,800  11,372,767
    Sankyo Seiko Co., Ltd.............................   507,200   1,978,348
#   Sankyo Tateyama, Inc..............................   208,300   3,081,968
    Sanoh Industrial Co., Ltd.........................   373,600   2,460,998
#   Sanoyas Holdings Corp.............................    50,700     103,388
#   Sansha Electric Manufacturing Co., Ltd............   108,500     799,529
    Sanshin Electronics Co., Ltd......................   550,400   5,948,555
    Sanyo Chemical Industries, Ltd....................   638,000   4,627,458
    Sanyo Engineering & Construction, Inc.............   183,000     900,728
    Sanyo Housing Nagoya Co., Ltd.....................     1,500      13,755
#   Sanyo Industries, Ltd.............................   688,000   1,186,967
#   Sanyo Shokai, Ltd................................. 2,118,628   5,807,695
    Sanyo Special Steel Co., Ltd...................... 2,287,000  10,056,442
    Sato Shoji Corp...................................   176,100   1,138,896
    Satori Electric Co., Ltd..........................   161,560   1,229,477
    Sawada Holdings Co., Ltd..........................    43,500     435,114
#   Saxa Holdings, Inc................................ 1,526,000   3,497,589
    SBS Holdings, Inc.................................   142,600   1,211,687
    Scroll Corp.......................................   501,300   1,506,394
    SEC Carbon, Ltd...................................     1,000       2,935
    Seibu Electric Industry Co., Ltd..................   312,000   1,155,406
    Seika Corp........................................   427,000   1,043,644
    Seino Holdings Co., Ltd........................... 1,896,419  21,811,878
    Seiren Co., Ltd...................................     1,600      15,838
    Sekisui Jushi Corp................................   519,700   7,048,858
    Sekisui Plastics Co., Ltd......................... 1,482,000   5,362,109
#   Senko Co., Ltd....................................   827,680   5,470,740
#   Senshu Electric Co., Ltd..........................    67,300   1,154,709
    Senshu Ikeda Holdings, Inc........................ 2,234,900  10,191,890
    Senshukai Co., Ltd................................   391,400   2,563,229
    Shibaura Electronics Co., Ltd.....................    15,700     246,569
#   Shibaura Mechatronics Corp........................   333,000     681,667
    Shibusawa Warehouse Co., Ltd. (The)...............   299,000     861,389
    Shidax Corp.......................................    38,200     162,080
    Shiga Bank, Ltd. (The)............................ 1,220,000   6,492,621
#   Shikibo, Ltd...................................... 3,322,000   3,215,531
    Shikoku Bank, Ltd. (The).......................... 2,421,000   5,229,433
    Shima Seiki Manufacturing, Ltd....................    98,300   1,530,420
    Shimachu Co., Ltd................................. 1,127,000  31,238,171
    Shimane Bank, Ltd. (The)..........................    13,000     165,962
    Shimizu Bank, Ltd. (The)..........................   195,600   5,794,239
    Shin Nippon Air Technologies Co., Ltd.............   342,920   2,872,944
    Shin-Etsu Polymer Co., Ltd........................   596,600   3,064,796
    Shinagawa Refractories Co., Ltd................... 1,294,000   3,024,547
    Shindengen Electric Manufacturing Co., Ltd........    26,000     120,643
*   Shinkawa, Ltd.....................................   134,500     947,318
    Shinko Electric Industries Co., Ltd............... 1,239,500   9,247,147
    Shinko Shoji Co., Ltd.............................   555,600   5,771,970
#   Shinko Wire Co., Ltd..............................   529,000     720,877
    Shinmaywa Industries, Ltd......................... 2,696,000  27,288,040
#   Shinnihon Corp....................................   734,000   3,519,522

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Shinsho Corp......................................   719,000 $ 1,605,922
    Shiroki Corp......................................   662,000   1,920,117
    Shizuoka Gas Co., Ltd.............................   138,400     991,765
    Shobunsha Publications, Inc.......................    55,900     397,737
#   Shoei Foods Corp..................................   193,500   2,025,268
#   Shofu, Inc........................................     8,200      91,206
#   Showa Corp........................................   532,400   4,902,032
    Showa Denko KK.................................... 3,303,000   4,071,656
    Sinanen Co., Ltd..................................   977,000   3,703,409
    Sintokogio, Ltd...................................   752,362   6,453,253
    SKY Perfect JSAT Holdings, Inc....................   106,400     534,104
    SNT Corp..........................................   616,300   2,944,894
    Soda Nikka Co., Ltd...............................   319,000   1,309,322
    Sodick Co., Ltd...................................   283,200   2,147,872
    Soft99 Corp.......................................    52,300     331,647
    SPK Corp..........................................     7,018     133,021
    Starzen Co., Ltd..................................   165,000     534,990
    Stella Chemifa Corp...............................    89,200     948,445
#   Subaru Enterprise Co., Ltd........................   241,000     835,760
    Sugimoto & Co., Ltd...............................    75,800     880,636
#   Sumida Corp.......................................    69,500     521,363
    Suminoe Textile Co., Ltd.......................... 1,579,000   4,148,157
    Sumitomo Bakelite Co., Ltd........................ 2,982,000  12,474,847
    Sumitomo Densetsu Co., Ltd........................   178,900   2,406,402
    Sumitomo Forestry Co., Ltd........................    23,300     276,319
    Sumitomo Osaka Cement Co., Ltd....................   267,000   1,001,045
    Sumitomo Precision Products Co., Ltd..............   790,000   2,992,330
    Sumitomo Riko Co, Ltd.............................   697,600   5,624,704
    Sumitomo Seika Chemicals Co., Ltd.................    77,000     527,015
    Sumitomo Warehouse Co., Ltd. (The)................ 1,989,000  10,745,803
    Sun-Wa Technos Corp...............................    83,400     804,453
    Suncall Corp......................................     9,000      48,839
#*  SWCC Showa Holdings Co., Ltd...................... 6,710,000   4,922,758
    T RAD Co., Ltd.................................... 1,090,000   2,065,507
#   T&K Toka Co., Ltd.................................    45,700     845,315
    Tachibana Eletech Co., Ltd........................   347,720   3,930,658
#   Tachikawa Corp....................................   183,400   1,334,163
    Taihei Dengyo Kaisha, Ltd.........................   587,000   6,071,887
    Taiheiyo Kouhatsu, Inc............................ 2,060,000   1,577,741
    Taiho Kogyo Co., Ltd..............................   506,200   6,560,995
    Taiko Bank, Ltd. (The)............................    90,000     185,121
    Takagi Securities Co., Ltd........................   300,000     619,029
    Takamatsu Construction Group Co., Ltd.............    23,000     477,758
    Takano Co., Ltd...................................   249,500   1,686,946
    Takaoka Toko Holdings Co., Ltd....................    15,744     200,596
    Takara Standard Co., Ltd.......................... 1,023,105   7,168,309
    Takasago International Corp.......................   231,000   1,022,989
    Takasago Thermal Engineering Co., Ltd.............   304,600   4,050,948
    Takashima & Co., Ltd..............................    39,000      88,972
#*  Takata Corp.......................................   388,400   3,929,937
    Take And Give Needs Co., Ltd......................   248,990   1,593,134
    Takigami Steel Construction Co., Ltd. (The).......   187,000     865,660
    Takihyo Co., Ltd..................................    18,000      68,526

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Takiron Co., Ltd.................................. 1,171,000 $ 5,040,636
    Tamura Corp....................................... 1,163,948   4,163,607
    Tatsuta Electric Wire and Cable Co., Ltd..........    51,500     209,622
#   Tayca Corp........................................   870,000   3,695,858
    TBK Co., Ltd......................................   619,300   2,845,279
    TECHNO ASSOCIE Co., Ltd...........................   167,400   1,677,433
#   Techno Ryowa, Ltd.................................   225,570   1,297,473
    Teikoku Tsushin Kogyo Co., Ltd....................   614,000   1,087,489
    Tekken Corp.......................................   287,000     781,945
*   Ten Allied Co., Ltd...............................    98,100     345,502
    Tenma Corp........................................   499,900   8,144,756
    Teraoka Seisakusho Co., Ltd.......................   122,700     508,827
    Tigers Polymer Corp...............................   303,400   1,829,988
    Toa Corp.......................................... 5,816,000   9,842,761
#   Toa Oil Co., Ltd.................................. 1,254,000   1,688,194
    TOA ROAD Corp..................................... 1,136,000   4,240,184
    Toabo Corp........................................   133,300     719,112
    Toagosei Co., Ltd.................................   903,000   7,014,030
    Tobu Store Co., Ltd...............................    29,000      76,500
    Tochigi Bank, Ltd. (The).......................... 2,889,000  16,019,575
    Toda Corp......................................... 3,499,000  16,018,524
#   Toda Kogyo Corp...................................   474,000   1,306,341
    Toei Co., Ltd.....................................   892,000   6,386,134
    Toenec Corp....................................... 1,088,000   7,047,547
    Toho Bank, Ltd. (The)............................. 4,672,000  20,489,630
    Toho Holdings Co., Ltd............................    86,600   2,153,996
#   Toho Zinc Co., Ltd................................ 1,738,000   4,906,962
    Tohoku Bank, Ltd. (The)........................... 1,591,000   2,180,948
    Tohokushinsha Film Corp...........................     6,400      49,724
#   Tohto Suisan Co., Ltd.............................   815,000   1,320,916
    Tokai Carbon Co., Ltd............................. 3,915,000  11,384,875
    Tokai Lease Co., Ltd..............................   654,000   1,213,454
    Tokushu Tokai Paper Co., Ltd...................... 1,813,220   4,710,743
#*  Tokuyama Corp..................................... 9,884,000  18,010,173
#   Tokyo Electron Device, Ltd........................   130,700   1,797,625
    Tokyo Energy & Systems, Inc.......................   734,000   6,656,172
#   Tokyo Keiki, Inc..................................   388,000     792,448
#   Tokyo Ohka Kogyo Co., Ltd.........................   185,200   5,069,238
    Tokyo Sangyo Co., Ltd.............................   515,400   2,161,107
    Tokyo Steel Manufacturing Co., Ltd................ 2,844,400  19,491,450
    Tokyo Tekko Co., Ltd.............................. 1,241,000   6,051,015
    Tokyo TY Financial Group, Inc.....................   422,957  13,430,326
#   Tokyu Recreation Co., Ltd.........................   249,328   1,540,437
    Toli Corp......................................... 1,089,000   2,863,515
    Tomato Bank, Ltd.................................. 1,324,000   2,081,970
    Tomoe Corp........................................   897,800   3,039,911
    Tomoe Engineering Co., Ltd........................    60,900     807,691
    Tomoegawa Co., Ltd................................    30,000      62,156
#   Tomoku Co., Ltd................................... 1,445,000   3,335,314
    TOMONY Holdings, Inc.............................. 3,344,900  14,823,858
#   Tomy Co., Ltd.....................................   142,000     782,837
    Tonami Holdings Co., Ltd.......................... 1,601,000   5,422,358
    Toppan Forms Co., Ltd.............................   793,100  10,757,663

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Topre Corp........................................   353,600 $ 6,847,319
#   Topy Industries, Ltd.............................. 4,809,000  11,316,003
    Torii Pharmaceutical Co., Ltd.....................   230,400   5,937,628
    Toshiba Machine Co., Ltd..........................   469,000   1,818,009
#   Toshiba TEC Corp..................................   308,000   1,615,112
    Tosho Printing Co., Ltd...........................   514,000   1,916,408
    Tottori Bank, Ltd. (The).......................... 1,115,000   2,041,247
    Towa Bank, Ltd. (The)............................. 4,876,000   4,637,252
#   Towa Corp.........................................   154,500   1,110,886
#   Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd........................................    80,000     252,215
#   Toyo Ink SC Holdings Co., Ltd..................... 2,727,000  10,857,442
#   Toyo Kanetsu K.K..................................   646,000   1,171,736
#   Toyo Kohan Co., Ltd............................... 2,068,600   9,361,754
    Toyo Machinery & Metal Co., Ltd...................   150,200     559,364
    Toyo Securities Co., Ltd.......................... 1,231,000   4,197,085
    Toyo Tanso Co., Ltd...............................   134,700   2,051,795
    Toyo Wharf & Warehouse Co., Ltd................... 1,064,000   1,845,627
#   Trusco Nakayama Corp..............................   168,939   6,194,495
    TSI Holdings Co., Ltd............................. 1,799,420  12,731,241
    Tsubakimoto Kogyo Co., Ltd........................    71,000     207,315
*   Tsudakoma Corp....................................   870,000     925,373
    Tsukishima Kikai Co., Ltd.........................   380,700   3,764,387
    Tsukuba Bank, Ltd................................. 1,506,067   4,913,759
    Tsurumi Manufacturing Co., Ltd....................   305,000   4,761,460
    Tsutsumi Jewelry Co., Ltd.........................   250,000   5,424,059
    TTK Co., Ltd......................................   132,000     531,283
    Tv Tokyo Holdings Corp............................   107,200   1,690,583
    TYK Corp..........................................   634,000   1,077,148
#   U-Shin, Ltd.......................................   638,200   3,977,924
    UACJ Corp......................................... 1,933,000   4,563,142
    Ube Industries, Ltd............................... 5,863,200  10,254,720
    Uchida Yoko Co., Ltd.............................. 1,441,000   4,740,492
    Ueki Corp.........................................   187,000     355,819
    UKC Holdings Corp.................................   215,200   4,539,645
    Ulvac, Inc........................................   292,900   4,230,176
    Uniden Holdings Corp..............................   816,000   1,428,383
    Unipres Corp......................................   132,700   2,544,325
#   Universal Entertainment Corp......................   142,200   3,572,881
#   UNY Group Holdings Co., Ltd....................... 3,549,800  24,530,856
    Utoc Corp.........................................    39,700     177,005
#   Village Vanguard Co., Ltd.........................    13,900     182,242
    Vital KSK Holdings, Inc...........................   277,915   2,103,576
    Wacoal Holdings Corp..............................   760,000   9,698,879
    Wakita & Co., Ltd.................................   570,800   5,479,448
    Warabeya Nichiyo Co., Ltd.........................   236,400   6,356,974
*   Watabe Wedding Corp...............................    24,700     133,665
    Wood One Co., Ltd.................................   588,000   1,313,469
    Xebio Co., Ltd....................................   264,500   4,996,480
    Y A C Co., Ltd....................................    15,900     119,616
    Yachiyo Industry Co., Ltd.........................    65,500     562,882
    Yaizu Suisankagaku Industry Co., Ltd..............    43,600     356,223
    YAMABIKO Corp.....................................    96,274   3,877,250
#   Yamagata Bank, Ltd. (The)......................... 2,176,000   9,178,038

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Yamaichi Electronics Co., Ltd.....................    35,100 $      328,590
    Yamanashi Chuo Bank, Ltd. (The)................... 3,279,000     15,019,848
    Yamatane Corp..................................... 1,627,000      2,702,936
    Yamato Corp.......................................   327,000      1,076,544
    Yamaura Corp......................................    16,500         70,902
#   Yamaya Corp.......................................    46,600        863,566
    Yamazawa Co., Ltd.................................     1,200         16,751
    Yashima Denki Co., Ltd............................    24,100        124,491
    Yasuda Logistics Corp.............................   194,000      1,641,853
    Yellow Hat, Ltd...................................   195,600      3,968,411
    Yodogawa Steel Works, Ltd......................... 3,272,000     13,696,701
#   Yokogawa Bridge Holdings Corp.....................   674,400      6,217,466
#   Yokohama Reito Co., Ltd........................... 1,212,700      9,538,162
    Yokowo Co., Ltd...................................   109,000        631,027
    Yondenko Corp.....................................   431,650      1,504,781
#   Yonex Co., Ltd....................................   151,300      2,868,445
    Yorozu Corp.......................................   239,200      4,937,781
    Yotai Refractories Co., Ltd.......................    12,000         35,317
    Yuasa Funashoku Co., Ltd..........................   612,000      1,944,515
    Yuken Kogyo Co., Ltd..............................   343,000        696,791
    Yurtec Corp....................................... 1,219,000     10,135,701
    Yusen Logistics Co., Ltd..........................   301,600      3,351,381
    Yushiro Chemical Industry Co., Ltd................    88,000        979,929
    Yutaka Giken Co., Ltd.............................     2,700         56,383
                                                                 --------------
TOTAL JAPAN...........................................            3,239,057,366
                                                                 --------------
NETHERLANDS -- (2.6%)
    Accell Group......................................    24,454        536,242
#*  APERAM SA......................................... 1,996,635     73,551,644
    ASM International NV..............................   562,883     25,309,723
    BE Semiconductor Industries NV....................   733,135     17,434,799
    BinckBank NV......................................   810,085      7,673,216
    Corbion NV........................................   371,532      7,808,961
    Delta Lloyd NV.................................... 2,155,706     38,230,501
#*  Fugro NV..........................................   840,158     17,573,579
*   Grontmij NV.......................................    34,772        170,978
*   Heijmans NV.......................................   479,787      5,871,926
    KAS Bank NV.......................................   363,867      4,641,443
*   Koninklijke BAM Groep NV.......................... 8,333,469     38,605,537
    Koninklijke Ten Cate NV...........................   489,463     13,198,757
#*  Ordina NV......................................... 2,108,976      2,967,567
*   SBM Offshore NV................................... 2,138,593     26,019,237
#*  SNS Reaal NV...................................... 4,344,025             --
*   Telegraaf Media Groep NV..........................    90,937        472,968
    TNT Express NV.................................... 1,488,233     12,455,061
*   TomTom NV......................................... 2,802,955     30,308,481
    USG People NV..................................... 1,757,417     26,829,555
#   Van Lanschot NV...................................     9,109        248,086

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
NETHERLANDS -- (Continued)
    Wessanen..........................................    324,752 $  3,480,653
                                                                  ------------
TOTAL NETHERLANDS.....................................             353,388,914
                                                                  ------------
NEW ZEALAND -- (0.4%)
#   Abano Healthcare Group, Ltd.......................        754        3,832
#   Air New Zealand, Ltd.............................. 10,466,460   18,230,403
    CDL Investments New Zealand, Ltd..................    142,030       60,705
#*  Chorus, Ltd.......................................  2,617,413    4,958,807
    Colonial Motor Co., Ltd. (The)....................    237,146      954,622
    Contact Energy, Ltd...............................    113,207      369,813
    Ebos Group, Ltd...................................    244,745    1,760,242
    Heartland New Zealand, Ltd........................    882,789      687,578
    Hellaby Holdings, Ltd.............................     24,305       47,304
#   Kathmandu Holdings, Ltd...........................     28,829       32,322
    Millennium & Copthorne Hotels New Zealand, Ltd....    870,380      811,889
    New Zealand Oil & Gas, Ltd........................  1,936,927      638,516
*   New Zealand Refining Co., Ltd. (The)..............    332,454      662,594
#   Nuplex Industries, Ltd............................  3,621,568   10,871,309
#   PGG Wrightson, Ltd................................  2,149,919      652,901
*   Richina Pacific, Ltd..............................    832,183           --
*   Rubicon, Ltd......................................  3,477,769      710,016
    Sanford, Ltd......................................  1,070,147    3,568,571
    Skellerup Holdings, Ltd...........................     18,442       14,972
#   SKY Network Television, Ltd.......................  1,261,879    5,096,581
    Steel & Tube Holdings, Ltd........................    288,248      540,382
*   Tenon, Ltd........................................    137,210      184,866
    Tourism Holdings, Ltd.............................    889,821    1,115,722
    Tower, Ltd........................................  2,681,420    3,786,905
    Warehouse Group, Ltd. (The).......................     11,150       18,916
                                                                  ------------
TOTAL NEW ZEALAND.....................................              55,779,768
                                                                  ------------
NORWAY -- (0.6%)
#*  Akastor ASA.......................................    922,441    1,255,354
#   Aker ASA Class A..................................     34,091      711,294
#*  Archer, Ltd.......................................  4,956,547    1,275,376
    Austevoll Seafood ASA.............................  1,181,540    6,144,281
    Bonheur ASA.......................................    244,529    1,914,743
    BW Offshore, Ltd..................................  8,717,393    5,208,136
    Deep Sea Supply P.L.C.............................  1,211,908      415,272
*   DOF ASA...........................................    549,092      464,422
#*  Dolphin Group A.S.................................  2,829,304      418,200
#*  Electromagnetic GeoServices ASA...................    627,968      113,372
    Farstad Shipping ASA..............................    211,264      619,156
*   Fred Olsen Energy ASA.............................    454,917    2,114,558
*   Frontline, Ltd....................................    432,541    1,323,517
    Ganger Rolf ASA...................................    389,145    3,015,933
    Grieg Seafood ASA.................................     87,281      278,847
*   Kongsberg Automotive ASA.......................... 10,030,448    6,267,313
#   Kvaerner ASA......................................  2,259,070    1,300,754
*   Norske Skogindustrier ASA.........................  6,289,688    2,051,798
*   Odfjell SE Class A................................    235,446      628,983

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
NORWAY -- (Continued)
*   Panoro Energy ASA.................................   4,407,334 $   377,257
#   Petroleum Geo-Services ASA........................   3,019,705  13,749,814
    Prosafe SE........................................     610,423   1,781,449
#*  REC Silicon ASA...................................  41,747,420   7,518,885
*   REC Solar ASA.....................................     229,507   2,993,759
*   Sevan Marine ASA..................................     509,186   1,126,206
#*  Siem Offshore, Inc................................     580,412     122,722
#   Solstad Offshore ASA..............................     350,484   1,414,678
#*  Songa Offshore....................................   8,877,675   1,114,518
    SpareBank 1 SMN...................................     797,325   6,172,729
    SpareBank 1 SR-Bank ASA...........................       6,207      36,847
    Stolt-Nielsen, Ltd................................     246,589   3,983,869
*   TTS Group ASA.....................................      50,109      29,578
    Wilh Wilhelmsen ASA...............................       9,134      53,286
    Wilh Wilhelmsen Holding ASA Class A...............     248,585   5,362,315
                                                                   -----------
TOTAL NORWAY..........................................              81,359,221
                                                                   -----------
PORTUGAL -- (0.4%)
#*  Banco BPI SA......................................   6,709,104   7,606,951
*   Banco Comercial Portugues SA...................... 382,690,170  29,322,772
    Corticeira Amorim SGPS SA.........................   2,019,722   9,961,909
    EDP Renovaveis SA.................................     189,707   1,388,092
#   Mota-Engil SGPS SA................................     235,068     624,356
#   Novabase SGPS SA..................................      10,085      27,503
*   Papelaria Fernandes-Industria e Comercia SA.......       2,000          --
    Portucel SA.......................................     300,941   1,145,575
*   Sonae Capital SGPS SA.............................     289,985     127,226
*   Sonae Industria SGPS SA........................... 142,856,395   1,112,522
    Sonae SGPS SA.....................................   1,617,180   2,241,962
    Teixeira Duarte SA................................     155,322      89,756
                                                                   -----------
TOTAL PORTUGAL........................................              53,648,624
                                                                   -----------
SINGAPORE -- (1.3%)
*   Abterra, Ltd......................................      52,000      21,234
#   ASL Marine Holdings, Ltd..........................   1,221,800     354,308
#*  Ausgroup, Ltd.....................................   5,017,600     599,691
    Banyan Tree Holdings, Ltd.........................      59,000      21,274
#*  Biosensors International Group, Ltd...............  16,127,700   8,173,770
    Bonvests Holdings, Ltd............................   1,303,080   1,263,014
#*  Broadway Industrial Group, Ltd....................   3,925,267     584,087
    Bukit Sembawang Estates, Ltd......................       3,100      11,120
    China Aviation Oil Singapore Corp., Ltd...........      17,700       9,621
*   China Environment, Ltd............................     879,800      94,739
#   China Merchants Holdings Pacific, Ltd.............   2,675,245   1,982,823
    Chip Eng Seng Corp., Ltd..........................   9,510,298   5,128,393
    Chuan Hup Holdings, Ltd...........................   7,396,200   1,798,363
#   Cosco Corp. Singapore, Ltd........................   7,067,500   2,008,559
    Creative Technology, Ltd..........................     773,400     679,138
    CSC Holdings, Ltd.................................     348,000       9,180
*   Delong Holdings, Ltd..............................     617,000      76,873
*   DMX Technologies Group, Ltd.......................   3,585,000     293,971

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
SINGAPORE -- (Continued)
    EnGro Corp., Ltd..................................    115,500 $  101,321
*   Excel Machine Tools, Ltd..........................    473,000         --
#   Ezion Holdings, Ltd...............................  2,289,200  1,439,318
#*  Ezra Holdings, Ltd................................ 79,289,609  7,777,358
    Falcon Energy Group, Ltd..........................    389,700     65,328
    Far East Orchard, Ltd.............................  5,062,920  5,946,360
    First Sponsor Group, Ltd..........................    916,587    862,165
    Frasers Centrepoint, Ltd..........................     90,300    110,028
*   Fu Yu Corp., Ltd..................................    106,600     14,535
    GK Goh Holdings, Ltd..............................  2,306,774  1,540,212
    Global Premium Hotels, Ltd........................     37,000      8,497
*   GMG Global, Ltd...................................    267,190     81,896
    Golden Agri-Resources, Ltd........................  3,187,200    731,410
#   GP Batteries International, Ltd...................    311,400    211,322
    GP Industries, Ltd................................  2,112,708  1,100,231
    GuocoLand, Ltd....................................     87,700    146,352
*   Hanwell Holdings, Ltd.............................  6,552,043  1,220,437
*   Healthway Medical Corp., Ltd......................  1,077,300     47,753
*   HG Metal Manufacturing, Ltd.......................  1,080,000     44,102
    Hi-P International, Ltd...........................    500,900    181,020
    Hiap Hoe, Ltd.....................................     47,000     27,411
    Ho Bee Land, Ltd..................................  6,793,500  9,955,046
    Hong Fok Corp., Ltd...............................  7,223,400  4,422,105
    Hong Leong Asia, Ltd..............................    999,700    871,337
#   Hotel Grand Central, Ltd..........................  2,905,219  2,842,653
    Hour Glass, Ltd. (The)............................  1,136,260    720,903
    HupSteel, Ltd.....................................     29,000      3,852
    Hwa Hong Corp., Ltd...............................  1,010,000    235,510
#   Indofood Agri Resources, Ltd......................  9,488,400  4,046,104
*   InnoTek, Ltd......................................  4,011,600    744,508
    IPC Corp., Ltd....................................  1,567,490  1,770,959
    Isetan Singapore, Ltd.............................    166,500    546,064
*   Jurong Technologies Industrial Corp., Ltd.........  3,391,000         --
    k1 Ventures, Ltd.................................. 13,291,800  1,934,924
    Koh Brothers Group, Ltd...........................  1,464,000    330,011
*   KS Energy, Ltd....................................     16,000      3,264
#*  Li Heng Chemical Fibre Technologies, Ltd..........  2,232,300  1,049,815
    Lian Beng Group, Ltd..............................  3,262,500  1,319,566
#*  Linc Energy, Ltd..................................  1,542,814    164,856
    Low Keng Huat Singapore, Ltd......................    252,600    122,934
#   Lum Chang Holdings, Ltd...........................  1,487,300    428,599
*   Marco Polo Marine, Ltd............................    129,000     21,617
*   Mercator Lines Singapore, Ltd.....................      9,600         77
#   Mermaid Maritime PCL..............................  3,675,000    465,871
    Metro Holdings, Ltd............................... 10,413,560  6,909,469
#   Mewah International, Inc..........................     56,000     12,839
#   Midas Holdings, Ltd............................... 30,813,500  7,063,375
#*  Neptune Orient Lines, Ltd.........................  3,655,800  2,466,485
#   Noble Group, Ltd.................................. 20,606,000  6,838,560
    NSL, Ltd..........................................    620,300    655,080
    Otto Marine, Ltd.................................. 15,038,500    294,719
    OUE, Ltd..........................................    727,800  1,027,357
#   Pacific Radiance, Ltd.............................  2,009,900    591,763

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SINGAPORE -- (Continued)
    Penguin International, Ltd........................    118,400 $     13,601
    QAF, Ltd..........................................  3,837,979    3,127,914
    Raffles Education Corp., Ltd...................... 14,193,100    2,992,164
#   Rickmers Maritime.................................    304,866       58,954
    Rotary Engineering, Ltd...........................     31,300        9,384
*   S I2I, Ltd........................................     34,170       10,498
    San Teh, Ltd......................................    454,000       93,313
    Sing Holdings, Ltd................................    399,000       90,241
    Sing Investments & Finance, Ltd...................    110,000      106,418
    Singapore Reinsurance Corp., Ltd..................  2,999,110      699,000
    Singapore Shipping Corp., Ltd.....................    304,900       75,538
    Singapura Finance, Ltd............................    210,000      160,026
#*  Sino Grandness Food Industry Group, Ltd...........  7,650,500    1,751,716
#   Stamford Land Corp., Ltd..........................  3,934,700    1,648,160
    Sunningdale Tech, Ltd............................. 11,282,300    1,497,807
#*  SunVic Chemical Holdings, Ltd.....................  8,376,600    1,737,168
*   Swiber Holdings, Ltd.............................. 24,842,200    2,687,579
    Tat Hong Holdings, Ltd............................  1,877,600      692,742
    Tiong Woon Corp. Holding, Ltd.....................  7,847,500    1,036,269
    Tuan Sing Holdings, Ltd........................... 17,776,075    4,530,298
    UMS Holdings, Ltd.................................  3,414,250    1,269,205
#   United Engineers, Ltd.............................  9,569,432   17,355,609
#   United Industrial Corp., Ltd......................  4,116,168   10,050,552
    UOB-Kay Hian Holdings, Ltd........................     19,100       20,884
#*  Vard Holdings, Ltd................................ 10,523,200    3,482,931
    Venture Corp., Ltd................................     28,600      163,650
#   Vibrant Group, Ltd................................  1,978,400      134,082
    Wee Hur Holdings, Ltd.............................     94,000       21,567
    Wheelock Properties Singapore, Ltd................  2,036,600    2,573,785
    Wing Tai Holdings, Ltd............................ 10,940,754   15,033,346
    Yeo Hiap Seng, Ltd................................    877,157      956,582
    YHI International, Ltd............................     31,000        4,401
*   Yongnam Holdings, Ltd.............................    413,450      123,464
                                                                  ------------
TOTAL SINGAPORE.......................................             176,836,284
                                                                  ------------
SPAIN -- (2.7%)
#   Abengoa SA........................................    697,318    1,741,930
#   Abengoa SA Class B................................  5,741,068   12,873,420
    Acciona SA........................................    373,215   30,162,178
    Acerinox SA.......................................    862,757   10,521,588
#   Adveo Group International SA......................    187,697    1,628,158
    Azkoyen SA........................................      2,580        9,422
    Bankinter SA......................................  7,829,549   60,432,286
*   Baron de Ley......................................     21,534    2,136,370
#*  Caja de Ahorros del Mediterraneo..................    298,813           --
#*  Cementos Portland Valderrivas SA..................    199,031    1,674,306
#   Construcciones y Auxiliar de Ferrocarriles SA.....      9,780    2,779,866
    Ebro Foods SA.....................................    855,242   17,058,340
    Elecnor SA........................................     16,864      167,752
    Ence Energia y Celulosa SA........................  3,849,770   13,897,138
*   Ercros SA.........................................  1,846,268    1,392,827
*   Espanola del Zinc SA..............................     53,703           --
*   Fluidra SA........................................    198,557      741,344

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SPAIN -- (Continued)
*   Fomento de Construcciones y Contratas SA..........   395,201 $  4,077,705
    Gamesa Corp. Tecnologica SA....................... 6,563,031  103,939,016
    Grupo Catalana Occidente SA.......................   149,899    4,651,610
    Iberpapel Gestion SA..............................   104,259    1,768,166
#   Indra Sistemas SA.................................   690,573    7,756,728
*   Liberbank SA...................................... 1,274,117      887,780
#   Melia Hotels International SA..................... 1,152,634   16,583,850
    Miquel y Costas & Miquel SA.......................    30,458    1,101,531
*   NH Hotel Group SA................................. 3,082,085   18,685,591
    Nmas1 Dinamia SA..................................    44,356      338,084
#   Obrascon Huarte Lain SA...........................   862,770   14,348,747
    Papeles y Cartones de Europa SA................... 1,022,815    5,864,408
*   Pescanova SA......................................   338,483           --
#*  Promotora de Informaciones SA Class A.............   134,122    1,225,109
#*  Realia Business SA................................    56,325       45,899
#*  Sacyr SA.......................................... 7,135,855   24,612,583
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA............................   370,644       14,959
#*  Solaria Energia y Medio Ambiente SA...............   508,714      522,793
    Tubacex SA........................................   394,297    1,073,988
#   Tubos Reunidos SA.................................   469,807      655,682
    Vidrala SA........................................       863       42,346
*   Vocento SA........................................    53,709      117,196
                                                                 ------------
TOTAL SPAIN...........................................            365,530,696
                                                                 ------------
SWEDEN -- (3.0%)
#   AAK AB............................................     4,300      291,260
    Acando AB.........................................   748,947    1,223,454
    AddNode Group AB..................................    37,990      237,879
    AF AB Class B.....................................   206,815    2,896,455
*   Arise AB..........................................    83,245      190,238
    B&B Tools AB Class B..............................   256,867    3,829,319
    Beijer Alma AB....................................    19,130      423,856
    Beijer Ref AB Class B.............................   181,117    3,794,255
    Bilia AB..........................................   860,584   17,298,219
    BillerudKorsnas AB................................ 3,181,257   48,869,437
    Biotage AB........................................   872,185    1,892,974
    Bjorn Borg AB.....................................    52,930      189,589
#   Bulten AB.........................................   281,599    2,609,100
    Bure Equity AB.................................... 1,165,864    7,198,929
    Catena AB.........................................    94,653    1,446,769
    Cavotec SA........................................     8,576       27,792
*   Cloetta AB Class B................................ 2,596,356    7,792,798
    Concentric AB.....................................   489,348    5,630,227
*   Concordia Maritime AB Class B.....................   389,579      935,545
    CyberCom Group AB................................. 1,016,290      253,155
*   Doro AB...........................................   118,065      576,042
    Duni AB...........................................   244,044    3,250,771
*   East Capital Explorer AB..........................    72,807      485,987
    Enea AB...........................................     2,241       22,973
#*  Eniro AB.......................................... 9,672,495    1,161,137
    Gunnebo AB........................................   548,814    2,490,213
    Haldex AB......................................... 1,179,059   14,451,867
    HIQ International AB..............................     5,663       29,069

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SWEDEN -- (Continued)
    Holmen AB Class B................................. 1,331,706 $ 37,992,134
    Industrial & Financial Systems Class B............    39,980    1,340,927
    KappAhl AB........................................   894,871    2,840,068
*   Karolinska Development AB Class B.................    47,915       67,895
    KNOW IT AB........................................   190,865    1,223,178
    Lagercrantz AB Class B............................   194,859    4,485,676
#   Lindab International AB...........................   937,514    7,064,223
    Meda AB Class A................................... 1,328,123   21,642,631
*   Medivir AB Class B................................    83,364      884,577
    Mekonomen AB......................................    36,486      908,934
    Modern Times Group MTG AB Class B.................   272,408    7,729,316
    MQ Holding AB.....................................   447,292    2,013,214
    Mycronic AB....................................... 1,748,412   11,021,395
*   Net Insight AB Class B............................ 3,331,094    1,177,230
#   New Wave Group AB Class B......................... 1,147,142    5,873,533
#   Nobia AB..........................................   521,448    6,116,434
    Nolato AB Class B.................................   181,300    4,446,304
    Nordnet AB Class B................................    86,951      345,926
    Opus Group AB.....................................    20,988       21,107
    Peab AB........................................... 2,699,983   20,445,536
    Proact IT Group AB................................    47,714      644,268
#   Proffice AB Class B...............................   310,763      753,560
    Ratos AB Class B.................................. 1,320,317    8,264,598
#   Rezidor Hotel Group AB............................   167,493      761,328
    Saab AB Class B...................................   820,081   19,774,900
#*  SAS AB............................................ 4,996,020    8,843,517
    Semcon AB.........................................    67,597      343,090
    SkiStar AB........................................    76,792      902,137
#*  SSAB AB Class A(B17H0S8).......................... 2,106,271   10,028,260
#*  SSAB AB Class A(BPRBWK4)..........................   917,798    4,356,704
*   SSAB AB Class B(B17H3F6)..........................   759,932    3,155,519
*   SSAB AB Class B(BPRBWM6).......................... 2,339,063    9,838,736
*   Swedish Orphan Biovitrum AB.......................   394,504    5,193,078
#   Systemair AB......................................    14,995      228,237
*   TradeDoubler AB...................................    21,338       17,428
*   Transcom Worldwide AB.............................    96,727      957,664
    Trelleborg AB Class B............................. 4,193,945   72,436,040
                                                                 ------------
TOTAL SWEDEN..........................................            413,638,611
                                                                 ------------
SWITZERLAND -- (3.6%)
#*  AFG Arbonia-Forster Holding AG....................   313,921    5,448,299
    Allreal Holding AG................................   188,711   26,971,708
    Alpiq Holding AG..................................    23,852    2,012,721
    ALSO Holding AG...................................     9,201      543,611
    Autoneum Holding AG...............................    10,750    2,217,852
    Baloise Holding AG................................   193,559   24,661,044
    Bank Coop AG......................................    20,714      908,993
    Banque Cantonale de Geneve........................    13,158    3,376,631
    Banque Cantonale du Jura..........................     7,739      482,633
    Banque Cantonale Vaudoise.........................    17,462   11,320,956
    Basler Kantonalbank...............................     7,863      593,662
    Bell AG...........................................       427    1,107,204
    Bellevue Group AG.................................    67,653    1,009,638

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SWITZERLAND -- (Continued)
#   Berner Kantonalbank AG............................    11,861 $ 2,269,680
    Bobst Group SA....................................   209,301   9,206,412
    Carlo Gavazzi Holding AG..........................     7,486   1,737,167
    Cham Paper Holding AG.............................    11,353   2,875,079
*   Charles Voegele Holding AG........................   183,388   1,936,295
    Cicor Technologies................................    11,875     395,189
    Cie Financiere Tradition SA.......................     8,065     535,959
    Coltene Holding AG................................    52,925   3,800,023
    Conzzeta AG.......................................    14,964   9,713,232
    Daetwyler Holding AG..............................   127,210  15,741,802
    EFG International AG..............................   791,730   9,220,259
    Emmi AG...........................................    39,620  13,131,033
    Energiedienst Holding AG..........................     3,690      99,212
    Flughafen Zuerich AG..............................    45,369  37,240,240
    Forbo Holding AG..................................     8,381  10,207,061
    GAM Holding AG.................................... 1,880,764  39,479,809
    Georg Fischer AG..................................    24,719  16,483,871
    Gurit Holding AG..................................     9,440   5,126,893
    Helvetia Holding AG...............................   156,838  86,062,871
    HOCHDORF Holding AG...............................     4,666     724,905
    Huber & Suhner AG.................................    27,513   1,192,239
    Implenia AG.......................................   258,566  15,511,326
    Intershop Holding AG..............................     4,667   1,935,577
    Jungfraubahn Holding AG...........................     5,046     458,387
    Kardex AG.........................................    51,332   3,007,400
    Komax Holding AG..................................    13,648   2,375,841
    Kudelski SA.......................................   214,997   3,401,911
    Kuoni Reisen Holding AG...........................     4,677   1,299,843
    Liechtensteinische Landesbank AG..................    57,518   2,286,013
#   Luzerner Kantonalbank AG..........................     4,702   1,729,572
    MCH Group AG......................................     7,768     492,913
    Metall Zug AG.....................................        35      94,599
#*  Meyer Burger Technology AG........................   631,454   5,436,780
    Micronas Semiconductor Holding AG.................   120,824     529,728
    Mikron Holding AG.................................    38,875     230,641
    Mobimo Holding AG.................................    36,100   7,677,723
*   Orascom Development Holding AG....................    89,291   1,094,459
*   Orell Fuessli Holding AG..........................       343      40,878
    Orior AG..........................................    14,787     828,020
    Phoenix Mecano AG.................................       852     427,902
*   Plazza AG.........................................    14,904   3,180,384
    Rieter Holding AG.................................     4,014     604,878
    Romande Energie Holding SA........................     3,931   4,312,446
*   Schmolz + Bickenbach AG........................... 9,790,674   8,194,753
    Schweiter Technologies AG.........................     2,947   2,308,192
    Siegfried Holding AG..............................    31,923   5,739,790
    St Galler Kantonalbank AG.........................    22,341   8,409,259
    Sulzer AG.........................................   200,019  20,538,989
    Swissquote Group Holding SA.......................    16,456     422,992
    Tamedia AG........................................     8,179   1,401,001
*   Tornos Holding AG.................................    34,662     146,208
*   Valartis Group AG.................................     2,722      37,997
    Valiant Holding AG................................   110,610  10,979,927

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SWITZERLAND -- (Continued)
    Valora Holding AG.................................     63,239 $ 12,292,848
    Vaudoise Assurances Holding SA Class B............     22,128   12,206,186
    Vetropack Holding AG..............................        824    1,369,046
    Vontobel Holding AG...............................    161,980    8,616,703
    VP Bank AG........................................     26,397    2,294,674
    Zehnder Group AG..................................     51,150    1,927,807
    Zug Estates Holding AG............................        347      505,683
    Zuger Kantonalbank AG.............................        104      484,856
                                                                  ------------
TOTAL SWITZERLAND.....................................             502,668,315
                                                                  ------------
UNITED KINGDOM -- (20.7%)
    Acacia Mining P.L.C...............................  2,006,279    7,514,285
    Acal P.L.C........................................    563,900    2,614,553
#*  Afren P.L.C.......................................  2,935,351       81,824
*   Aga Rangemaster Group P.L.C.......................  1,866,654    5,379,537
    Alent P.L.C.......................................  5,162,805   38,198,557
    Alumasc Group P.L.C. (The)........................    560,176    1,360,948
    Amec Foster Wheeler P.L.C.........................  1,035,937   13,229,234
    Amlin P.L.C....................................... 11,847,747   94,312,764
    Anglo Pacific Group P.L.C.........................  1,338,858    1,753,482
    Anglo-Eastern Plantations P.L.C...................    235,054    2,189,967
    Anite P.L.C.......................................    318,717      625,928
    Ashtead Group P.L.C...............................  2,232,633   34,236,480
    Avesco Group P.L.C................................     84,124      279,619
    Balfour Beatty P.L.C..............................    276,360    1,015,857
    Bank of Georgia Holdings P.L.C....................     89,416    2,782,745
    Barratt Developments P.L.C........................ 14,062,128  139,166,685
    BBA Aviation P.L.C................................  1,607,270    7,440,502
    Beazley P.L.C..................................... 12,897,269   67,909,877
    Bellway P.L.C.....................................  3,439,061  129,228,436
    Berendsen P.L.C...................................    535,303    8,550,243
    Berkeley Group Holdings P.L.C.....................    257,989   13,548,523
    Bloomsbury Publishing P.L.C.......................     94,994      242,030
    Bodycote P.L.C....................................  4,976,545   53,014,176
    Bovis Homes Group P.L.C...........................  3,905,413   69,571,605
    Braemar Shipping Services P.L.C...................     14,256      104,984
    British Polythene Industries P.L.C................    306,091    3,395,694
    Bwin.Party Digital Entertainment P.L.C............  3,242,897    5,813,213
*   Cairn Energy P.L.C................................    472,306    1,185,830
    Camellia P.L.C....................................      2,597      385,250
    Cape P.L.C........................................    301,232    1,095,394
    Capital & Regional P.L.C..........................  1,089,878    1,051,324
    Carclo P.L.C......................................    114,055      254,270
#   Carillion P.L.C...................................  6,053,653   32,675,364
    Carr's Group P.L.C................................    455,101    1,165,558
    Castings P.L.C....................................    423,784    2,851,395
    Centamin P.L.C.................................... 11,112,740    9,603,114
    Centaur Media P.L.C...............................    131,854      159,568
    Chemring Group P.L.C..............................    740,955    2,725,090
    Chesnara P.L.C....................................    395,490    2,089,995
    Chime Communications P.L.C........................    144,136      812,487
    Cineworld Group P.L.C.............................      4,614       36,843

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
UNITED KINGDOM -- (Continued)
    Close Brothers Group P.L.C........................  1,676,778 $ 37,997,301
*   Colt Group SA.....................................  5,976,904   17,519,099
#   Communisis P.L.C..................................  2,812,524    2,135,557
    Computacenter P.L.C...............................  1,649,540   19,573,624
    Countrywide P.L.C.................................    232,206    1,888,237
    Cranswick P.L.C...................................     54,900    1,414,497
    Crest Nicholson Holdings P.L.C....................    261,299    2,224,916
    Creston P.L.C.....................................    187,426      443,464
    CSR P.L.C.........................................  4,886,688   68,511,259
    Daejan Holdings P.L.C.............................     68,024    6,864,947
    Dairy Crest Group P.L.C...........................    741,631    6,681,797
    Debenhams P.L.C................................... 10,587,277   14,490,884
    Development Securities P.L.C......................  2,349,655    9,840,662
    Dixons Carphone P.L.C.............................  9,631,936   68,539,997
    Drax Group P.L.C..................................    994,553    4,629,402
    DS Smith P.L.C.................................... 13,937,912   87,060,190
    Elementis P.L.C...................................  3,115,347   12,466,569
*   EnQuest P.L.C.....................................  2,901,216    1,599,948
*   Enterprise Inns P.L.C............................. 11,331,958   19,866,780
*   Evraz P.L.C.......................................  3,766,357    5,922,683
    Fenner P.L.C......................................    406,357    1,056,983
    Ferrexpo P.L.C....................................  1,120,183    1,010,169
*   Findel P.L.C......................................     10,667       33,329
*   Firstgroup P.L.C..................................  6,835,273   12,296,773
    Fuller Smith & Turner P.L.C. Class A..............      2,032       37,764
*   Future P.L.C......................................  1,700,000      275,298
    Galliford Try P.L.C...............................    855,383   23,683,495
    Gem Diamonds, Ltd.................................  2,136,143    4,263,906
    Grafton Group P.L.C...............................  2,105,451   23,650,636
    Greene King P.L.C.................................  6,830,943   92,101,987
    Gulf Marine Services P.L.C........................      6,052       11,766
*   Hardy Oil & Gas P.L.C.............................     73,541       33,010
    Harvey Nash Group P.L.C...........................    643,358    1,041,046
#*  Harworth Group P.L.C..............................  1,041,912      201,367
    Headlam Group P.L.C...............................     41,310      306,971
    Helical Bar P.L.C.................................  2,481,422   16,476,717
    HellermannTyton Group P.L.C.......................      6,928       50,976
    Henry Boot P.L.C..................................  1,123,291    4,173,932
    Hiscox, Ltd.......................................  7,380,821  106,601,230
*   Hochschild Mining P.L.C...........................    372,005      451,128
    Home Retail Group P.L.C........................... 17,706,616   45,087,376
    Hunting P.L.C.....................................  1,085,317    8,678,558
    Huntsworth P.L.C..................................  3,038,524    2,025,755
    Inchcape P.L.C....................................  8,697,366  108,925,087
    Innovation Group P.L.C............................  1,217,238      612,071
    Intermediate Capital Group P.L.C..................  1,309,575   11,903,645
*   International Ferro Metals, Ltd...................  1,703,051       51,066
    Interserve P.L.C..................................    913,277    9,193,902
#*  JKX Oil & Gas P.L.C...............................    391,101       99,144
    John Wood Group P.L.C.............................  3,077,199   29,960,474
*   Johnston Press P.L.C..............................    123,975      218,020
    Just Retirement Group P.L.C.......................     29,050       87,633
#*  KAZ Minerals P.L.C................................  2,501,423    6,314,594
    Keller Group P.L.C................................    816,202   13,464,508

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
UNITED KINGDOM -- (Continued)
    Laird P.L.C.......................................  3,666,393 $ 22,543,231
*   Lamprell P.L.C....................................  1,213,331    2,759,582
    Lancashire Holdings, Ltd..........................  2,477,913   24,928,246
    Lavendon Group P.L.C..............................  1,938,519    5,523,424
*   Lonmin P.L.C......................................    700,101      569,080
    Lookers P.L.C.....................................    495,747    1,253,545
    Low & Bonar P.L.C.................................  3,338,944    3,694,046
    Man Group P.L.C................................... 19,132,711   48,514,982
    Management Consulting Group P.L.C.................  3,120,329      768,699
    Marshalls P.L.C...................................  1,552,134    7,749,215
    Marston's P.L.C................................... 14,732,185   35,877,624
    McBride P.L.C.....................................     21,858       40,983
    Mears Group P.L.C.................................     95,706      583,195
    Meggitt P.L.C.....................................  2,820,463   20,437,781
    Melrose Industries P.L.C..........................  2,029,954    8,757,721
    Millennium & Copthorne Hotels P.L.C...............  4,676,249   40,712,697
*   Mitchells & Butlers P.L.C.........................  5,773,441   34,053,941
    MJ Gleeson P.L.C..................................    628,892    4,451,242
    Mondi P.L.C.......................................    783,415   18,806,030
    Morgan Sindall Group P.L.C........................    109,018    1,380,934
*   Mothercare P.L.C..................................    216,772      916,965
    N Brown Group P.L.C...............................    256,943    1,273,705
    National Express Group P.L.C......................  4,883,505   23,074,719
*   New World Resources P.L.C. Class A................     32,193          313
    Northgate P.L.C...................................  2,670,705   22,828,420
    Novae Group P.L.C.................................    675,986    7,652,947
*   Ophir Energy P.L.C................................    613,113    1,109,209
    Pace P.L.C........................................    660,506    3,743,010
    Pendragon P.L.C...................................  7,044,634    4,267,509
    Persimmon P.L.C...................................  4,882,834  155,811,678
*   Petra Diamonds, Ltd...............................     21,276       49,903
#*  Petropavlovsk P.L.C...............................  1,320,223      123,285
    Phoenix Group Holdings............................  1,838,963   24,452,857
*   Premier Foods P.L.C............................... 15,720,778    9,670,782
*   Premier Oil P.L.C.................................  2,434,223    5,074,562
*   Punch Taverns P.L.C...............................    447,847      926,894
*   Quintain Estates & Development P.L.C..............  6,215,167   12,771,575
    REA Holdings P.L.C................................      1,354        6,347
    Redrow P.L.C......................................  5,840,548   42,436,149
*   Renold P.L.C......................................  1,042,976    1,251,862
    RPS Group P.L.C...................................  1,107,389    3,695,682
    S&U P.L.C.........................................      3,601      140,272
    SDL P.L.C.........................................    127,504      797,833
    Serco Group P.L.C.................................    464,008      932,709
*   Severfield P.L.C..................................    272,015      305,974
    Shanks Group P.L.C................................  6,403,769    9,953,649
    SIG P.L.C......................................... 15,550,158   50,695,956
    Soco International P.L.C..........................    148,124      364,982
    Speedy Hire P.L.C.................................  3,321,580    2,680,900
    Spirent Communications P.L.C......................    955,280    1,393,314
*   Sportech P.L.C....................................    171,230      177,655
    St Ives P.L.C.....................................  2,273,115    6,297,579
    ST Modwen Properties P.L.C........................  3,817,224   28,371,198

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
UNITED KINGDOM -- (Continued)
    Taylor Wimpey P.L.C............................. 52,127,374 $   157,990,354
*   Thomas Cook Group P.L.C......................... 15,231,997      28,471,043
    Travis Perkins P.L.C............................  3,630,392     127,295,212
    Treatt P.L.C....................................    118,770         297,659
    Trifast P.L.C...................................    888,941       1,741,995
    Trinity Mirror P.L.C............................  7,468,432      15,501,112
    TT electronics P.L.C............................  2,568,413       5,951,353
    TUI AG(5666292).................................  3,333,122      56,992,115
    TUI AG(B11LJN4).................................    733,160      12,593,974
    Tullett Prebon P.L.C............................  1,091,636       6,899,872
    Tyman P.L.C.....................................     29,700         142,682
    UTV Media P.L.C.................................      6,241          15,103
#   Vedanta Resources P.L.C.........................    194,753       1,211,607
    Vesuvius P.L.C..................................  5,990,207      38,206,489
    Vitec Group P.L.C. (The)........................      1,961          19,887
    Vp P.L.C........................................    307,130       3,731,870
*   William Ransom & Son Holding P.L.C..............     65,000              --
    Xaar P.L.C......................................      8,321          67,382
    Xchanging P.L.C.................................  1,472,785       2,236,727
                                                                ---------------
TOTAL UNITED KINGDOM................................              2,839,728,387
                                                                ---------------
UNITED STATES -- (0.7%)
#*  Golden Ocean Group, Ltd.........................    833,039       3,232,690
    XL Group P.L.C..................................  2,304,377      87,612,414
                                                                ---------------
TOTAL UNITED STATES.................................                 90,845,104
                                                                ---------------
TOTAL COMMON STOCKS.................................             12,824,075,446
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Biotest AG......................................     10,298         289,821
    Draegerwerk AG & Co. KGaA.......................     41,599       4,167,585
    STO SE & Co. KGaA...............................      1,912         298,188
                                                                ---------------
TOTAL GERMANY.......................................                  4,755,594
                                                                ---------------
TOTAL PREFERRED STOCKS..............................                  4,755,594
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights.............................     41,929              --
HONG KONG -- (0.0%)

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                      SHARES       VALUE++
                                                    ---------- ---------------
HONG KONG -- (Continued)
*     Miramar Hotel and Investment Warrants
        01/19/18...................................    359,200 $        85,719
                                                               ---------------
TOTAL HONG KONG....................................                     85,719
                                                               ---------------
TOTAL RIGHTS/WARRANTS..............................                     85,719
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund............... 78,411,078     907,216,168
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $12,027,419,603)^^........................            $13,736,132,927
                                                               ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                   ------------ --------------- ------- ---------------
Common Stocks
   Australia...................... $     62,538 $   653,994,287   --    $   654,056,825
   Austria........................           --      92,219,711   --         92,219,711
   Belgium........................           --     146,183,894   --        146,183,894
   Canada.........................  812,672,374         351,558   --        813,023,932
   China..........................           --         961,719   --            961,719
   Denmark........................           --     207,524,036   --        207,524,036
   Finland........................           --     324,222,781   --        324,222,781
   France.........................    3,674,221     555,563,642   --        559,237,863
   Germany........................           --     709,657,638   --        709,657,638
   Greece.........................           --           1,887   --              1,887
   Hong Kong......................    3,597,730     383,954,429   --        387,552,159
   Ireland........................           --      69,136,048   --         69,136,048
   Israel.........................           --      90,635,945   --         90,635,945
   Italy..........................           --     597,179,718   --        597,179,718
   Japan..........................    4,226,401   3,234,830,965   --      3,239,057,366
   Netherlands....................           --     353,388,914   --        353,388,914
   New Zealand....................           --      55,779,768   --         55,779,768
   Norway.........................           --      81,359,221   --         81,359,221
   Portugal.......................           --      53,648,624   --         53,648,624
   Singapore......................           --     176,836,284   --        176,836,284
   Spain..........................           --     365,530,696   --        365,530,696
   Sweden.........................      189,589     413,449,022   --        413,638,611
   Switzerland....................    3,180,384     499,487,931   --        502,668,315
   United Kingdom.................    2,236,727   2,837,491,660   --      2,839,728,387
   United States..................   87,612,414       3,232,690   --         90,845,104
Preferred Stocks
   Germany........................           --       4,755,594   --          4,755,594
Rights/Warrants
   Austria........................           --              --   --                 --
   Hong Kong......................           --          85,719   --             85,719
Securities Lending Collateral.....           --     907,216,168   --        907,216,168
                                   ------------ ---------------   --    ---------------
TOTAL............................. $917,452,378 $12,818,680,549   --    $13,736,132,927
                                   ============ ===============   ==    ===============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE++
                                                       --------- ----------
COMMON STOCKS -- (92.5%)

AUSTRALIA -- (5.8%)
#   Acrux, Ltd........................................    41,436 $   20,563
    Adelaide Brighton, Ltd............................   169,294    584,182
*   AED Oil, Ltd......................................    28,704         --
#   Ainsworth Game Technology, Ltd....................    52,972    115,986
#*  Alkane Resources, Ltd.............................     6,922      1,164
#   ALS, Ltd..........................................    93,118    364,023
    Altium, Ltd.......................................    40,928    134,445
    Alumina, Ltd......................................   917,554    992,278
    Alumina, Ltd. Sponsored ADR.......................       900      3,843
    AMA Group, Ltd....................................    36,202     17,871
    Amalgamated Holdings, Ltd.........................    33,889    312,017
    Amcor, Ltd........................................    53,068    557,617
    AMP, Ltd..........................................   332,068  1,600,411
    Ansell, Ltd.......................................    38,328    700,629
#   AP Eagers, Ltd....................................    23,424    179,561
*   APN News & Media, Ltd.............................   286,781    149,487
*   Aquarius Platinum, Ltd............................   146,215     13,864
    ARB Corp., Ltd....................................    20,754    215,233
    Ardent Leisure Group..............................    10,428     18,410
    Aristocrat Leisure, Ltd...........................   125,589    785,591
#   Arrium, Ltd....................................... 1,567,926    137,342
    Asciano, Ltd......................................   331,380  1,967,135
*   ASG Group, Ltd....................................   116,867     92,668
    ASX, Ltd..........................................     8,033    260,615
#   Atlas Iron, Ltd...................................   411,111     10,514
    Aurizon Holdings, Ltd.............................    50,970    197,018
#   Ausdrill, Ltd.....................................    89,820     19,690
*   Ausenco, Ltd......................................    42,031     10,051
#   AusNet Services...................................   119,985    121,890
    Austal, Ltd.......................................    31,664     45,727
    Austbrokers Holdings, Ltd.........................    13,333     88,611
*   Austin Engineering, Ltd...........................     2,785        936
    Australia & New Zealand Banking Group, Ltd........   119,747  2,855,781
*   Australian Agricultural Co., Ltd..................   248,290    259,021
    Australian Pharmaceutical Industries, Ltd.........   156,683    182,014
    Auswide Bank, Ltd.................................     3,475     13,345
#   Automotive Holdings Group, Ltd....................   125,471    402,806
*   AWE, Ltd..........................................   336,835    309,615
    Bank of Queensland, Ltd...........................   184,405  1,849,357
#   BC Iron, Ltd......................................    41,913      8,279
#   Beach Energy, Ltd.................................   724,830    514,316
#   Beadell Resources, Ltd............................   414,541     36,187
#   Bega Cheese, Ltd..................................    25,909     89,960
    Bendigo & Adelaide Bank, Ltd......................   159,047  1,525,799
    BHP Billiton, Ltd.................................   314,531  6,072,778
    BHP Billiton, Ltd. Sponsored ADR..................    10,469    401,696
    BigAir Group, Ltd.................................    18,860      9,353
*   Billabong International, Ltd......................   269,275    117,683
    Blackmores, Ltd...................................     3,596    232,409
    BlueScope Steel, Ltd..............................   136,153    359,646
#*  Boart Longyear, Ltd...............................   161,114     13,578

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
AUSTRALIA -- (Continued)
    Boral, Ltd........................................   298,724 $1,447,027
    Bradken, Ltd......................................    97,128     83,621
    Brambles, Ltd.....................................    68,694    544,905
#   Breville Group, Ltd...............................    32,602    162,611
    Brickworks, Ltd...................................    12,351    134,384
*   Brookside Energy, Ltd.............................    28,573        188
    BT Investment Management, Ltd.....................    22,273    158,284
#*  Buru Energy, Ltd..................................    48,867     13,742
#   Cabcharge Australia, Ltd..........................    81,607    198,826
    Caltex Australia, Ltd.............................    20,132    507,147
#   Cardno, Ltd.......................................    81,711    170,887
*   Carnarvon Petroleum, Ltd..........................   105,419      8,833
    carsales.com, Ltd.................................    56,024    443,478
#   Cash Converters International, Ltd................   177,688     90,917
    Cedar Woods Properties, Ltd.......................    30,546    117,554
    Challenger, Ltd...................................    65,660    343,514
    CIMIC Group, Ltd..................................    18,581    322,355
*   Coal of Africa, Ltd...............................    24,372      1,630
    Coca-Cola Amatil, Ltd.............................    42,962    290,845
    Cochlear, Ltd.....................................     4,240    282,560
    Collins Foods, Ltd................................    18,943     43,462
    Commonwealth Bank of Australia....................    25,824  1,648,974
    Computershare, Ltd................................    32,124    289,764
#   Corporate Travel Management, Ltd..................     7,047     55,088
    Credit Corp. Group, Ltd...........................     7,541     74,397
    Crown Resorts, Ltd................................    15,532    154,413
    CSG, Ltd..........................................    90,557    111,208
    CSL, Ltd..........................................    20,478  1,479,374
    CSR, Ltd..........................................   325,563    888,387
*   Cue Energy Resources, Ltd.........................    31,448      1,725
    Decmil Group, Ltd.................................    71,423     56,509
*   Devine, Ltd.......................................     2,971      1,411
#   Dick Smith Holdings, Ltd..........................    22,957     33,514
    Domino's Pizza Enterprises, Ltd...................    17,144    505,630
    Downer EDI, Ltd...................................   216,656    718,943
*   Drillsearch Energy, Ltd...........................   241,851    155,980
    DUET Group........................................   238,847    383,784
    DuluxGroup, Ltd...................................    99,568    441,767
    Echo Entertainment Group, Ltd.....................   428,579  1,569,203
*   Elders, Ltd.......................................    13,008     39,021
*   Emeco Holdings, Ltd...............................   218,506     12,950
*   Energy Resources of Australia, Ltd................    65,369     18,151
*   Energy World Corp., Ltd...........................   238,480     55,798
    Equity Trustees, Ltd..............................     3,050     52,115
    ERM Power, Ltd....................................    53,500     84,078
    Euroz, Ltd........................................     1,190        822
    Evolution Mining, Ltd.............................   219,516    159,750
    Fairfax Media, Ltd................................ 1,199,785    743,908
*   FAR, Ltd..........................................   557,529     29,816
    Finbar Group, Ltd.................................    18,455     17,197
#   Fleetwood Corp., Ltd..............................     2,933      3,799
#   Flight Centre Travel Group, Ltd...................     6,172    160,329
#   Fortescue Metals Group, Ltd.......................   341,593    461,607

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
AUSTRALIA -- (Continued)
#   G8 Education, Ltd.................................    14,499 $   35,958
    GBST Holdings, Ltd................................     9,803     40,826
    GrainCorp, Ltd. Class A...........................   111,917    728,814
    Grange Resources, Ltd.............................   122,656      9,389
#   Greencross, Ltd...................................    35,872    158,277
    GUD Holdings, Ltd.................................    36,346    248,171
#   GWA Group, Ltd....................................    85,316    151,139
    Hansen Technologies, Ltd..........................    49,234    105,513
    Harvey Norman Holdings, Ltd.......................   185,775    604,266
*   Helloworld, Ltd...................................    13,926      3,520
    HFA Holdings, Ltd.................................    53,728     92,659
*   Hillgrove Resources, Ltd..........................    25,341      3,521
    Hills, Ltd........................................   108,678     42,094
*   Horizon Oil, Ltd..................................   329,531     22,077
#   iiNET, Ltd........................................    39,024    267,811
    Iluka Resources, Ltd..............................   112,976    648,482
*   Imdex, Ltd........................................    49,768      8,909
    IMF Bentham, Ltd..................................     7,953     10,166
    Incitec Pivot, Ltd................................   691,087  1,825,931
#   Independence Group NL.............................   116,227    319,869
*   Infigen Energy....................................   164,162     32,334
#   Infomedia, Ltd....................................   135,504    103,970
    Insurance Australia Group, Ltd....................   192,567    827,210
    InvoCare, Ltd.....................................    31,470    310,401
    IOOF Holdings, Ltd................................    49,639    334,477
#   IRESS, Ltd........................................    29,113    220,898
#*  iSelect, Ltd......................................    58,172     74,821
    James Hardie Industries P.L.C.(B3LCV80)...........       100      6,960
    James Hardie Industries P.L.C.(B60QWJ2)...........    29,101    402,462
#   JB Hi-Fi, Ltd.....................................    26,179    368,885
#*  Kingsgate Consolidated, Ltd.......................    78,969     36,785
    Lend Lease Group..................................   139,793  1,587,969
#*  Lonestar Resources, Ltd...........................     1,476      7,596
*   Lynas Corp., Ltd.................................. 1,823,823     46,766
    M2 Group, Ltd.....................................    42,791    344,588
    MACA, Ltd.........................................    27,572     14,430
*   Macmahon Holdings, Ltd............................   239,512     14,115
    Macquarie Atlas Roads Group.......................    66,325    165,496
    Macquarie Group, Ltd..............................    83,903  5,021,863
    Magellan Financial Group, Ltd.....................    20,791    281,016
    MaxiTRANS Industries, Ltd.........................    43,486     13,018
#*  Mayne Pharma Group, Ltd...........................   125,458    107,096
    McMillan Shakespeare, Ltd.........................    22,094    229,752
    McPherson's, Ltd..................................    18,083      7,388
*   Medibank Pvt, Ltd.................................    81,220    123,920
*   Medusa Mining, Ltd................................    70,472     28,194
    Melbourne IT, Ltd.................................    24,889     36,031
    Metals X, Ltd.....................................    99,938     82,200
#   Metcash, Ltd......................................   508,332    425,957
    Mincor Resources NL...............................    60,677     18,215
*   Mineral Deposits, Ltd.............................    28,317     15,326
#   Mineral Resources, Ltd............................    86,351    341,376
#   MMA Offshore, Ltd.................................    80,322     31,942

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
#   Monadelphous Group, Ltd...........................  44,913 $  279,799
#   Mortgage Choice, Ltd..............................  37,287     61,999
#   Mount Gibson Iron, Ltd............................ 292,783     40,661
#   Myer Holdings, Ltd................................ 364,902    334,638
    MyState, Ltd......................................   7,573     26,109
    National Australia Bank, Ltd...................... 155,476  3,945,815
#   Navitas, Ltd......................................  71,507    215,324
*   Nearmap, Ltd...................................... 122,963     44,420
#   New Hope Corp., Ltd...............................  13,584     18,967
*   Newcrest Mining, Ltd.............................. 156,751  1,296,596
    NIB Holdings, Ltd.................................  90,108    234,082
    Nick Scali, Ltd...................................   5,910     14,323
    Nine Entertainment Co. Holdings, Ltd..............  38,644     43,128
    Northern Star Resources, Ltd...................... 192,586    290,332
#   NRW Holdings, Ltd................................. 133,122     17,979
    Nufarm, Ltd.......................................  97,765    550,616
    Oil Search, Ltd...................................  52,773    287,097
#   Orica, Ltd........................................ 147,743  2,069,424
    Origin Energy, Ltd................................ 177,184  1,466,128
*   Orocobre, Ltd.....................................  14,748     21,324
    Orora, Ltd........................................  69,907    118,928
#   OrotonGroup, Ltd..................................   3,801      5,284
    Otto Energy, Ltd.................................. 333,989     16,588
    OZ Minerals, Ltd.................................. 162,140    438,765
#   OzForex Group, Ltd................................  72,862    119,222
#*  Pacific Brands, Ltd............................... 454,916    139,226
#*  Paladin Energy, Ltd............................... 868,274    129,609
    Panoramic Resources, Ltd.......................... 115,565     34,684
    Patties Foods, Ltd................................  17,109     14,378
    Peet, Ltd.........................................  43,083     34,753
    Perpetual, Ltd....................................   9,897    323,443
    Platinum Asset Management, Ltd....................  42,817    236,706
*   Platinum Australia, Ltd...........................  59,641         48
*   PMP, Ltd..........................................  31,929     12,836
    Premier Investments, Ltd..........................  68,765    669,452
*   Prima Biomed, Ltd.................................  75,579      2,816
#   Primary Health Care, Ltd.......................... 324,957  1,091,058
    Prime Media Group, Ltd............................ 164,223     77,894
#   Programmed Maintenance Services, Ltd..............  53,595     93,252
*   Qantas Airways, Ltd............................... 476,471  1,302,006
#   QBE Insurance Group, Ltd.......................... 184,912  1,966,933
#   Qube Holdings, Ltd................................ 324,985    578,479
*   Ramelius Resources, Ltd...........................  55,377      4,614
    Ramsay Health Care, Ltd...........................   6,122    298,613
#   RCG Corp., Ltd....................................  64,537     57,994
    RCR Tomlinson, Ltd................................  54,912     74,282
#   REA Group, Ltd....................................   3,734    118,026
    Recall Holdings, Ltd..............................   5,686     29,816
#   Reckon, Ltd.......................................  24,980     38,658
*   Redflex Holdings, Ltd.............................  15,216      4,289
    Reece Australia, Ltd..............................     839     20,246
#*  Regis Resources, Ltd.............................. 213,290    201,709
#   Reject Shop, Ltd. (The)...........................  18,852     87,330

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
*   Resolute Mining, Ltd.............................. 593,687 $  103,543
    Retail Food Group, Ltd............................  51,624    201,008
    Ridley Corp., Ltd................................. 136,387    134,575
    Rio Tinto, Ltd....................................  30,644  1,177,256
    Ruralco Holdings, Ltd.............................   6,256     17,464
    SAI Global, Ltd...................................  75,067    245,822
#   Salmat, Ltd.......................................  16,043     10,206
*   Samson Oil & Gas, Ltd. Sponsored ADR..............   1,058        698
    Sandfire Resources NL.............................  57,594    252,475
    Santos, Ltd....................................... 145,597    785,009
*   Saracen Mineral Holdings, Ltd..................... 511,730    143,192
    Sedgman, Ltd......................................  31,588     17,698
#   Seek, Ltd.........................................  26,845    294,832
    Select Harvests, Ltd..............................  23,399    225,416
#*  Senex Energy, Ltd................................. 565,630     96,751
#   Servcorp, Ltd.....................................   8,966     39,473
    Service Stream, Ltd...............................   8,008      1,990
    Seven Group Holdings, Ltd.........................  79,989    323,162
#   Seven West Media, Ltd............................. 642,439    424,098
    Sigma Pharmaceuticals, Ltd........................ 719,394    456,423
#*  Silex Systems, Ltd................................  12,982      4,221
    Silver Chef, Ltd..................................   5,301     32,480
#*  Silver Lake Resources, Ltd........................  61,727      6,052
#   Sims Metal Management, Ltd........................ 112,096    771,252
    Sirtex Medical, Ltd...............................  16,148    363,332
    Skilled Group, Ltd................................  49,258     55,403
#   Slater & Gordon, Ltd.............................. 156,653    390,421
#   SMS Management & Technology, Ltd..................  34,076     88,869
    Sonic Healthcare, Ltd.............................  25,999    392,278
*   South32, Ltd...................................... 314,531    410,383
*   South32, Ltd. ADR.................................  18,205    115,966
    Southern Cross Media Group, Ltd................... 311,317    219,277
    Spark Infrastructure Group........................ 219,820    310,416
    Specialty Fashion Group, Ltd......................  16,869      7,385
#*  St Barbara, Ltd................................... 239,897     88,443
    Steadfast Group, Ltd..............................  62,872     74,751
*   Strike Energy, Ltd................................  53,210      5,054
#   STW Communications Group, Ltd..................... 121,070     66,770
    Suncorp Group, Ltd................................ 174,298  1,814,430
*   Sundance Energy Australia, Ltd....................  67,349     24,560
    Sunland Group, Ltd................................  67,813     81,938
#   Super Retail Group, Ltd...........................  34,839    234,475
    Tabcorp Holdings, Ltd............................. 387,831  1,370,293
#*  Tap Oil, Ltd......................................  84,108     21,812
    Tassal Group, Ltd.................................  91,580    251,559
    Tatts Group, Ltd.................................. 479,927  1,393,767
    Technology One, Ltd...............................  65,801    191,488
#*  Ten Network Holdings, Ltd......................... 802,994    122,762
#   TFS Corp., Ltd....................................  82,989     88,966
    Thorn Group, Ltd..................................   3,330      6,291
*   Tiger Resources, Ltd.............................. 232,205     12,558
#   Tox Free Solutions, Ltd...........................  70,475    149,106
    TPG Telecom, Ltd..................................  31,955    221,977

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
AUSTRALIA -- (Continued)
*   Transfield Services, Ltd.......................... 259,153 $    243,715
#   Transpacific Industries Group, Ltd................ 801,527      414,605
    Treasury Wine Estates, Ltd........................ 314,222    1,320,389
#*  Troy Resources, Ltd...............................  84,787       18,484
#   UGL, Ltd.......................................... 136,840      198,080
    UXC, Ltd.......................................... 121,625       81,196
    Veda Group, Ltd...................................  83,152      148,617
    Villa World, Ltd..................................  31,087       48,327
    Village Roadshow, Ltd.............................  26,871      125,940
*   Virgin Australia Holdings, Ltd.................... 272,729           --
*   Virgin Australia Holdings, Ltd. (B43DQC7)......... 572,109      184,000
    Virtus Health, Ltd................................  25,872      101,445
    Vision Eye Institute, Ltd.........................  81,552       50,671
    Vita Group, Ltd...................................   7,991       11,973
#   Vocus Communications, Ltd.........................  47,834      215,304
    Washington H Soul Pattinson & Co., Ltd............  11,782      117,957
    Watpac, Ltd.......................................  44,377       27,550
    Webjet, Ltd.......................................  26,752       81,161
    Wesfarmers, Ltd...................................  51,545    1,595,407
#   Western Areas, Ltd................................  88,101      198,796
    Westpac Banking Corp..............................  59,747    1,519,144
    Westpac Banking Corp. Sponsored ADR...............  12,390      315,821
#*  Whitehaven Coal, Ltd.............................. 332,885      290,614
    Woodside Petroleum, Ltd........................... 200,688    5,218,210
    Woolworths, Ltd...................................  51,219    1,068,567
    WorleyParsons, Ltd................................  40,260      270,033
                                                               ------------
TOTAL AUSTRALIA.......................................          105,546,556
                                                               ------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG............................     717       62,152
    AMAG Austria Metall AG............................     878       32,471
    Andritz AG........................................   8,143      454,162
    Atrium European Real Estate, Ltd..................   5,591       25,995
    Austria Technologie & Systemtechnik AG............  14,600      247,428
#   BUWOG AG..........................................  11,808      238,050
    CA Immobilien Anlagen AG..........................   8,408      151,212
*   Conwert Immobilien Invest SE......................  17,173      208,502
    DO & CO AG........................................   1,848      192,903
*   Erste Group Bank AG...............................  23,539      708,309
    EVN AG............................................   7,695       86,794
    Flughafen Wien AG.................................     665       57,387
*   IMMOFINANZ AG.....................................  34,531       84,813
*   Kapsch TrafficCom AG..............................   2,578       67,588
    Lenzing AG........................................   3,520      256,550
    Mayr Melnhof Karton AG............................   2,002      231,754
    Oberbank AG.......................................     739       42,283
    Oesterreichische Post AG..........................  10,339      461,906
    OMV AG............................................  51,911    1,379,552
    Palfinger AG......................................   2,086       64,111
    POLYTEC Holding AG................................   4,447       38,086
    Porr AG...........................................   2,840       83,244
*   Raiffeisen Bank International AG..................  31,648      463,848
    RHI AG............................................   7,335      181,986

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRIA -- (Continued)
    Rosenbauer International AG.......................   1,097 $   95,115
    S IMMO AG.........................................  14,586    129,943
#   Schoeller-Bleckmann Oilfield Equipment AG.........   3,499    197,894
    Semperit AG Holding...............................   3,664    152,135
    Strabag SE........................................   9,090    220,358
    UBM Development AG................................      73      3,036
    UNIQA Insurance Group AG..........................  31,788    300,390
    Verbund AG........................................   6,781    105,015
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................   3,353    115,643
    Voestalpine AG....................................  14,326    614,251
    Wienerberger AG...................................  54,538    900,910
*   Wolford AG........................................     299      7,366
    Zumtobel Group AG.................................  10,068    313,712
                                                               ----------
TOTAL AUSTRIA.........................................          8,976,854
                                                               ----------
BELGIUM -- (1.8%)
#*  Ablynx NV.........................................   6,175     90,369
    Ackermans & van Haaren NV.........................  14,000  2,140,829
    Ageas.............................................  78,993  3,252,362
*   AGFA-Gevaert NV................................... 121,884    367,203
    Anheuser-Busch InBev NV...........................  17,296  2,066,555
    Anheuser-Busch InBev NV Sponsored ADR.............   3,763    449,867
    Atenor Group......................................     168      7,639
    Banque Nationale de Belgique......................      77    262,985
    Barco NV..........................................   8,091    535,410
    Bekaert SA........................................  21,762    636,251
*   BHF Kleinwort Benson Group........................  10,390     61,105
    bpost SA..........................................  11,203    317,039
    Cie d'Entreprises CFE.............................   4,603    614,229
    Cie Immobiliere de Belgique SA....................     554     29,712
*   Cie Maritime Belge SA.............................   2,390     37,727
    Colruyt SA........................................  24,745  1,201,365
    D'ieteren SA......................................  14,175    518,571
    Deceuninck NV.....................................  30,550     79,694
    Delhaize Group....................................  43,074  3,899,920
    Delhaize Group Sponsored ADR......................  29,092    656,315
    Econocom Group SA.................................  52,827    488,446
    Elia System Operator SA...........................   5,647    236,797
    Euronav NV........................................  42,170    644,181
    EVS Broadcast Equipment SA........................   4,136    116,701
#   Exmar NV..........................................  16,386    196,483
    Fagron............................................  11,820    555,155
*   Galapagos NV......................................  11,191    670,824
    Ion Beam Applications.............................   5,092    158,569
    KBC Groep NV......................................  27,465  1,915,143
    Kinepolis Group NV................................   5,625    227,160
    Lotus Bakeries....................................      50     74,116
*   MDxHealth.........................................   3,419     17,955
    Melexis NV........................................   6,584    352,244
*   Mobistar SA.......................................  24,637    534,002
*   Nyrstar NV........................................ 207,562    610,190
    Picanol...........................................   1,247     76,913
    Proximus..........................................  39,003  1,470,267

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
BELGIUM -- (Continued)
*   RealDolmen........................................   1,173 $    25,383
    Recticel SA.......................................  26,407     156,935
*   Rentabiliweb Group................................     846       6,221
    Resilux...........................................     778     143,209
*   Roularta Media Group NV...........................     199       3,208
    Sioen Industries NV...............................   5,743     104,904
    Sipef SA..........................................   1,541      79,520
    Solvay SA.........................................  20,984   2,807,289
*   Telenet Group Holding NV..........................   4,002     225,877
*   Tessenderlo Chemie NV.............................  21,977     861,564
#*  ThromboGenics NV..................................   4,993      27,615
    UCB SA............................................   6,710     519,199
    Umicore SA........................................  42,927   1,880,552
    Van de Velde NV...................................   3,640     227,029
*   Viohalco SA.......................................  25,814      66,947
                                                               -----------
TOTAL BELGIUM.........................................          32,705,745
                                                               -----------
CANADA -- (6.7%)......................................
#*  5N Plus, Inc......................................  33,915      24,895
    Absolute Software Corp............................  14,551      84,891
    Acadian Timber Corp...............................   3,299      48,204
*   Advantage Oil & Gas, Ltd.......................... 112,010     611,501
    Aecon Group, Inc..................................  39,835     334,433
#   Ag Growth International, Inc......................   4,160     143,899
#   AGF Management, Ltd. Class B......................  42,935     195,987
    Agnico Eagle Mines, Ltd.(2009823).................  13,378     296,026
    Agnico Eagle Mines, Ltd.(008474108)...............  11,564     255,911
    Agrium, Inc.(2213538).............................   4,900     501,296
    Agrium, Inc.(008916108)...........................   7,309     747,418
    AGT Food & Ingredients, Inc.......................   8,412     196,495
#   Aimia, Inc........................................  18,693     202,102
*   Air Canada........................................   4,300      38,698
    AirBoss of America Corp...........................   5,998     110,618
    AKITA Drilling, Ltd. Class A......................     900       6,365
*   Alacer Gold Corp.................................. 159,987     327,840
*   Alamos Gold, Inc. Class A(011532108)..............  50,595     164,434
*   Alamos Gold, Inc. Class A(BZ3DNP6)................ 128,719     418,287
*   Alexco Resource Corp..............................  12,984       4,219
    Algoma Central Corp...............................   1,740      23,282
    Algonquin Power & Utilities Corp..................  70,301     514,955
    Alimentation Couche Tard, Inc. Class B............  19,200     856,906
    AltaGas, Ltd......................................  18,800     514,616
#*  Alterra Power Corp................................  49,453      16,259
#   Altus Group, Ltd..................................  11,600     147,411
*   Americas Silver Corp..............................  31,700       4,484
*   Amerigo Resources, Ltd............................  23,684       4,889
    Amica Mature Lifestyles, Inc......................   5,700      37,046
#   ARC Resources, Ltd................................  33,734     504,778
*   Argonaut Gold, Inc................................  65,566      65,172
    Arsenal Energy, Inc...............................   5,661      10,388
    Atco, Ltd. Class I................................   4,600     138,051
#*  Athabasca Oil Corp................................ 141,451     163,315
*   ATS Automation Tooling Systems, Inc...............  18,845     232,708

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
*   AuRico Metals, Inc.(05157J108)....................  22,247 $    9,297
*   AuRico Metals, Inc.(BYR52G5)......................  56,603     22,505
    AutoCanada, Inc...................................   4,100    105,239
#*  Avigilon Corp.....................................  11,595    141,231
#   Axia NetMedia Corp................................   5,600     13,531
*   B2Gold Corp....................................... 368,473    400,070
#   Badger Daylighting, Ltd...........................  11,726    218,498
#*  Ballard Power Systems, Inc........................  16,800     22,608
#   Bank of Montreal(2076009).........................  15,646    873,070
    Bank of Montreal(063671101).......................  21,832  1,219,754
    Bank of Nova Scotia (The)(064149107)..............  26,554  1,304,067
    Bank of Nova Scotia (The)(2076281)................   6,849    336,153
*   Bankers Petroleum, Ltd............................ 138,069    269,202
    Barrick Gold Corp.(067901108)..................... 201,500  1,422,590
    Barrick Gold Corp.(2024644).......................   9,774     69,128
#   Baytex Energy Corp.(B4VGVM3)......................     900      7,749
    Baytex Energy Corp.(07317Q105)....................  31,128    265,522
    BCE, Inc..........................................   1,188     48,907
#*  Bellatrix Exploration, Ltd........................ 105,501    206,509
*   Birchcliff Energy, Ltd............................  63,043    285,365
#   Bird Construction, Inc............................  21,559    180,668
    Black Diamond Group, Ltd..........................  24,941    264,123
#*  BlackBerry, Ltd.(BCBHZ31).........................  99,303    769,914
#*  BlackBerry, Ltd.(09228F103).......................  60,163    465,361
*   BlackPearl Resources, Inc.........................  94,016     68,292
*   BNK Petroleum, Inc................................  41,642     15,920
    Bombardier, Inc. Class B..........................  62,760     78,219
#   Bonavista Energy Corp............................. 107,522    402,843
#   Bonterra Energy Corp..............................  15,274    281,457
    Boralex, Inc. Class A.............................  13,800    146,563
*   Boulder Energy, Ltd...............................  32,315    133,426
*   BRP, Inc..........................................   7,100    152,819
    CAE, Inc.(2162760)................................  16,827    190,676
    CAE, Inc.(124765108)..............................   4,303     48,925
#   Calfrac Well Services, Ltd........................  39,349    179,317
    Calian Technologies, Ltd..........................   1,000     14,421
    Cameco Corp.(2166160).............................  20,249    278,069
    Cameco Corp.(13321L108)...........................  36,039    494,815
    Canaccord Genuity Group, Inc......................  67,597    364,898
#*  Canacol Energy, Ltd...............................  29,015     55,463
#   Canadian Energy Services & Technology Corp........  38,232    188,551
    Canadian Imperial Bank of Commerce(2170525).......   4,351    310,926
    Canadian Imperial Bank of Commerce(136069101).....   6,707    479,081
    Canadian Natural Resources, Ltd.(136385101).......  63,234  1,541,645
    Canadian Natural Resources, Ltd.(2171573).........  17,000    414,910
    Canadian Oil Sands, Ltd........................... 152,788    871,505
    Canadian Tire Corp., Ltd. Class A.................   9,816    978,635
#   Canadian Western Bank.............................  57,300  1,077,784
    Canam Group, Inc. Class A.........................  23,106    251,404
    CanElson Drilling, Inc............................  46,447    127,140
#   Canexus Corp......................................  32,646     28,955
*   Canfor Corp.......................................  24,916    453,226
#   Canfor Pulp Products, Inc.........................  23,249    222,562

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
#   CanWel Building Materials Group, Ltd..............   4,956 $   20,804
#   Canyon Services Group, Inc........................  13,638     57,561
    Capital Power Corp................................  15,684    262,509
    Capstone Infrastructure Corp......................  76,701    180,632
*   Capstone Mining Corp.............................. 182,938    128,687
    Cascades, Inc.....................................  42,525    248,091
#   Cathedral Energy Services, Ltd....................  19,963     29,459
    CCL Industries, Inc. Class B......................   6,634    928,106
*   Celestica, Inc.(2263362)..........................   4,783     64,073
*   Celestica, Inc.(15101Q108)........................  30,171    403,688
#   Cenovus Energy, Inc.(B57FG04).....................   6,900    100,557
    Cenovus Energy, Inc.(15135U109)...................  70,959  1,034,582
    Centerra Gold, Inc................................  97,900    489,556
#*  Cequence Energy, Ltd..............................  79,682     38,993
#   Cervus Equipment Corp.............................   5,594     60,352
*   CGI Group, Inc. Class A(39945C109)................   7,333    273,814
*   CGI Group, Inc. Class A(2159740)..................   7,471    279,109
#*  China Gold International Resources Corp., Ltd..... 109,174    149,422
*   Chinook Energy, Inc...............................  38,922     25,891
    CI Financial Corp.................................   5,639    142,500
#   Cineplex, Inc.....................................  10,457    380,909
    Clarke, Inc.......................................   1,100      9,689
*   Claude Resources, Inc.............................  31,500     15,655
    Clearwater Seafoods, Inc..........................  10,558     92,353
    Cogeco Cable, Inc.................................  11,195    626,495
    Cogeco, Inc.......................................   6,264    279,853
*   Colliers International Group, Inc.(194693107).....   5,285    219,592
    Colliers International Group, Inc.(BYL7SB4).......   4,219    175,780
    COM DEV International, Ltd........................  41,363    164,143
    Computer Modelling Group, Ltd.....................  25,530    255,524
    Constellation Software, Inc.......................   1,092    485,545
#*  Copper Mountain Mining Corp.......................  76,683     46,320
    Corby Spirit and Wine, Ltd........................   2,450     37,073
#*  Corridor Resources, Inc...........................   5,600      3,040
#   Corus Entertainment, Inc. Class B.................  50,639    544,006
    Cott Corp.(22163N106).............................   4,928     55,391
    Cott Corp.(2228952)...............................  50,909    573,376
#   Crescent Point Energy Corp.(B67C8W8)..............  17,397    263,516
    Crescent Point Energy Corp.(22576C101)............  93,100  1,413,262
*   Crew Energy, Inc..................................  69,980    256,837
*   Delphi Energy Corp................................  70,437     54,396
#*  Denison Mines Corp................................ 118,547     61,637
*   Descartes Systems Group, Inc. (The)...............   9,080    153,156
*   Detour Gold Corp..................................   3,400     32,990
#   DH Corp...........................................  17,200    566,823
    DHX Media, Ltd....................................   2,436     16,838
#   DirectCash Payments, Inc..........................   8,500     88,129
    Dollarama, Inc....................................   4,866    289,649
    Dominion Diamond Corp.(B95LX89)...................  18,256    227,249
*   Dominion Diamond Corp.(257287102).................  39,034    485,973
    Dorel Industries, Inc. Class B....................  18,141    462,593
#*  DragonWave, Inc...................................   6,969      1,492
#*  Dundee Precious Metals, Inc.......................  77,445    120,800

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    E-L Financial Corp., Ltd..........................     175 $   96,341
    Eldorado Gold Corp................................ 277,814    955,892
    Emera, Inc........................................   3,700    123,404
    Empire Co., Ltd...................................   7,200    486,661
#   Enbridge Income Fund Holdings, Inc................  34,289    903,991
    Encana Corp.(2793193).............................  13,705    104,162
#   Encana Corp.(292505104)........................... 235,013  1,783,749
#*  Endeavour Mining Corp............................. 381,357    148,711
#*  Endeavour Silver Corp.............................  60,213     83,332
#   EnerCare, Inc.....................................  28,028    287,170
    Enerflex, Ltd.....................................  43,907    409,241
*   Energy Fuels, Inc.(BFV4XW8).......................   2,144      8,212
#*  Energy Fuels, Inc.(BFV4XV7).......................   5,605     21,559
    Enerplus Corp.(292766102).........................  67,478    420,388
#   Enerplus Corp.(B584T89)...........................  20,675    131,368
    Enghouse Systems, Ltd.............................   5,096    205,928
    Ensign Energy Services, Inc.......................  71,084    550,584
#*  Epsilon Energy, Ltd...............................  29,398     70,806
    Equitable Group, Inc..............................   5,010    205,939
*   Equity Financial Holdings, Inc....................     800      4,649
*   Essential Energy Services Trust...................  79,421     58,905
#   Evertz Technologies, Ltd..........................   5,026     60,181
#   Exchange Income Corp..............................   4,281     73,322
    Exco Technologies, Ltd............................  14,657    195,001
#*  EXFO, Inc.........................................      48        145
#   Extendicare, Inc..................................  33,004    217,781
    Fairfax Financial Holdings, Ltd...................   4,566  2,202,056
    Fiera Capital Corp................................   8,300     79,773
    Finning International, Inc........................  56,010    973,863
    First Capital Realty, Inc.........................   9,235    130,703
#*  First Majestic Silver Corp.(2833583)..............  45,991    141,013
#*  First Majestic Silver Corp.(32076V103)............  26,297     80,732
    First National Financial Corp.....................     600      8,432
    First Quantum Minerals, Ltd....................... 129,827  1,037,346
*   FirstService Corp.(33767E103).....................   3,685    109,592
    FirstService Corp.(BYL7ZF7).......................   4,219    126,133
*   Fortress Paper, Ltd. Class A......................   2,299      8,842
*   Fortuna Silver Mines, Inc.........................  69,388    193,120
    Franco-Nevada Corp................................   6,099    247,253
#   Gamehost, Inc.....................................   4,482     38,485
*   Genesis Land Development Corp.....................  10,800     26,797
#   Genworth MI Canada, Inc...........................  17,365    410,939
    George Weston, Ltd................................   6,237    523,815
    Gibson Energy, Inc................................  30,032    442,724
    Gildan Activewear, Inc............................  13,046    420,752
#   Glacier Media, Inc................................   3,000      2,753
    Gluskin Sheff + Associates, Inc...................  11,763    215,590
    GMP Capital, Inc..................................  29,553    116,147
    Goldcorp, Inc.(380956409).........................  35,080    465,862
    Goldcorp, Inc.(2676302)...........................  12,207    162,872
#*  Golden Star Resources, Ltd........................  73,980     16,970
*   Gran Tierra Energy, Inc.(38500T101)...............   1,100      2,420
*   Gran Tierra Energy, Inc.(B2PPCS5)................. 163,541    361,382

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Granite Oil Corp..................................  21,541 $   72,471
*   Great Canadian Gaming Corp........................  14,900    251,894
*   Great Panther Silver, Ltd.........................  29,633     10,309
    Great-West Lifeco, Inc............................   6,100    172,760
*   Heroux-Devtek, Inc................................  10,096     88,003
    High Liner Foods, Inc.............................   6,287    114,650
#   HNZ Group, Inc....................................   2,200     32,735
#   Home Capital Group, Inc...........................   7,700    187,400
#   Horizon North Logistics, Inc......................  60,578    138,956
    HudBay Minerals, Inc.(B05BQ98)....................   3,790     24,408
    HudBay Minerals, Inc.(B05BDX1).................... 153,850    991,670
    Hudson's Bay Co...................................  16,553    335,401
#   Husky Energy, Inc.................................  33,700    615,327
*   IAMGOLD Corp.(450913108)..........................  23,010     34,975
#*  IAMGOLD Corp.(2446646)............................ 219,381    333,806
    IGM Financial, Inc................................   5,200    153,553
*   IMAX Corp.........................................  13,125    491,006
#*  Imperial Metals Corp..............................  18,005    110,135
    Imperial Oil, Ltd.(2454241).......................     776     28,712
    Imperial Oil, Ltd.(453038408).....................  11,911    440,945
*   Indigo Books & Music, Inc.........................   1,600     13,763
#   Industrial Alliance Insurance & Financial
      Services, Inc...................................  46,709  1,573,217
#   Innergex Renewable Energy, Inc....................  31,884    261,586
    Intact Financial Corp.............................   5,604    386,498
    Inter Pipeline, Ltd...............................   9,678    202,462
*   Interfor Corp.....................................  36,712    453,619
    Intertape Polymer Group, Inc......................  18,164    268,047
#*  Ithaca Energy, Inc................................ 132,288     75,862
    Jean Coutu Group PJC, Inc. (The) Class A..........   5,573     87,823
    Just Energy Group, Inc.(B693818)..................   2,300     12,351
#   Just Energy Group, Inc.(B63MCN1)..................  29,108    156,685
#   K-Bro Linen, Inc..................................   2,328     89,179
*   Katanga Mining, Ltd...............................  83,398     14,348
*   Kelt Exploration, Ltd.............................   7,845     43,247
#   Keyera Corp.......................................  11,800    387,785
#   Killam Properties, Inc............................  14,201    108,583
*   Kinross Gold Corp.(496902404).....................   4,318      7,859
#*  Kinross Gold Corp.(B03Z841)....................... 446,926    820,142
*   Kirkland Lake Gold, Inc...........................  41,684    152,349
*   Knight Therapeutics, Inc..........................   1,963     11,182
#*  Lake Shore Gold Corp.............................. 301,198    253,330
    Laurentian Bank of Canada.........................  20,674    782,161
    Leon's Furniture, Ltd.............................   6,838     76,858
*   Leucrotta Exploration, Inc........................  33,142     24,834
#   Lightstream Resources, Ltd........................ 116,588     60,618
    Linamar Corp......................................  16,131    984,375
#   Liquor Stores N.A., Ltd...........................  18,635    187,654
    Loblaw Cos., Ltd..................................   8,093    441,309
#   Long Run Exploration, Ltd.........................  87,044     37,936
    Lucara Diamond Corp............................... 163,626    250,221
*   Lundin Mining Corp................................ 237,600    857,493
    MacDonald Dettwiler & Associates, Ltd.............   6,138    363,911
    Magellan Aerospace Corp...........................   9,236    130,082

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Magna International, Inc..........................  31,946 $1,735,736
#*  Mainstreet Equity Corp............................   1,005     26,434
    Major Drilling Group International, Inc...........  55,131    193,065
    Mandalay Resources Corp........................... 128,700     78,725
    Manitoba Telecom Services, Inc....................  15,568    345,321
    Manulife Financial Corp.(2492519).................  36,601    648,427
    Manulife Financial Corp.(56501R106)...............  75,088  1,331,310
    Maple Leaf Foods, Inc.............................  65,671  1,139,332
    Martinrea International, Inc......................  55,975    577,790
*   Maxim Power Corp..................................   2,200      3,953
    McCoy Global, Inc.................................   4,284     13,921
#   Medical Facilities Corp...........................  14,715    160,106
*   MEG Energy Corp...................................  57,413    615,461
    Melcor Developments, Ltd..........................   4,353     57,581
    Methanex Corp.(59151K108).........................   2,714    122,374
    Methanex Corp.(2654416)...........................  11,700    527,276
#   Metro, Inc........................................  33,800    919,786
*   Migao Corp........................................   6,589      3,627
*   Mitel Networks Corp...............................  28,828    272,663
#*  Mood Media Corp...................................  19,033      8,441
    Morneau Shepell, Inc..............................  15,396    194,238
    MTY Food Group, Inc...............................   3,361     95,419
#   Mullen Group, Ltd.................................  50,867    742,479
    National Bank of Canada...........................  25,885    905,287
*   Neptune Technologies & Bioressources, Inc.........   6,516      8,868
    Nevsun Resources, Ltd............................. 134,383    431,555
#   New Flyer Industries, Inc.........................  23,034    287,077
*   New Gold, Inc..................................... 171,772    379,570
    Newalta Corp......................................  34,733    342,855
#   Norbord, Inc......................................  13,770    267,114
    North American Energy Partners, Inc.(B1HTYS2).....   5,546     10,517
    North American Energy Partners, Inc.(656844107)...  11,011     20,811
    North West Co., Inc. (The)........................  14,464    304,243
#   Northland Power, Inc..............................  24,144    295,189
#*  Novagold Resources, Inc...........................  37,829    115,698
*   NuVista Energy, Ltd...............................  70,427    283,787
#   OceanaGold Corp................................... 192,693    332,979
    Onex Corp.........................................   6,200    355,735
    Open Text Corp....................................   6,200    281,402
    Osisko Gold Royalties, Ltd........................  19,053    210,508
*   Ovivo, Inc. Class A...............................   8,028      7,673
#   Pacific Rubiales Energy Corp...................... 125,651    350,672
*   Painted Pony Petroleum, Ltd.......................  56,003    301,457
    Pan American Silver Corp.(697900108)..............  82,032    511,880
    Pan American Silver Corp.(2669272)................  25,434    158,493
*   Paramount Resources, Ltd. Class A.................   3,054     46,002
*   Parex Resources, Inc..............................  56,767    375,452
#   Parkland Fuel Corp................................  19,002    346,085
    Pason Systems, Inc................................  17,666    267,587
    Pembina Pipeline Corp.(B4PPQG5)...................   8,306    241,622
    Pembina Pipeline Corp.(B4PT2P8)...................   4,324    125,852
#   Pengrowth Energy Corp............................. 149,634    239,121
#   Penn West Petroleum, Ltd.(B63FY34)................  42,468     58,124

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
CANADA -- (Continued)
    Penn West Petroleum, Ltd.(707887105)..............  79,923 $107,896
*   Performance Sports Group, Ltd.....................   4,566   75,026
#*  Perpetual Energy, Inc.............................  52,190   33,919
#   Peyto Exploration & Development Corp..............  11,576  250,488
#   PHX Energy Services Corp..........................  14,152   49,343
#   Pizza Pizza Royalty Corp..........................  10,235  108,466
    Potash Corp. of Saskatchewan, Inc.................  14,037  381,526
#   Precision Drilling Corp.(B5YPLH9).................  81,817  416,013
    Precision Drilling Corp.(74022D308)...............  20,286  103,256
#   Premium Brands Holdings Corp......................   8,423  217,104
*   Primero Mining Corp.(74164W106)...................   6,304   16,264
#*  Primero Mining Corp.(B4Z8FV2)..................... 142,641  369,731
    Progressive Waste Solutions, Ltd.(B3DJGB7)........  16,123  438,872
    Progressive Waste Solutions, Ltd.(74339G101)......  11,628  316,398
#   Pulse Seismic, Inc................................  33,004   63,341
*   QLT, Inc..........................................   3,731   14,036
    Quebecor, Inc. Class B............................  16,000  378,392
#*  Questerre Energy Corp. Class A....................  16,560    3,039
    Reitmans Canada, Ltd..............................     700    3,099
    Reitmans Canada, Ltd. Class A.....................  29,599  133,301
    Richelieu Hardware, Ltd...........................   5,307  275,931
*   Richmont Mines, Inc...............................  24,900   65,494
    Ritchie Bros Auctioneers, Inc.(2345390)...........   3,200   86,566
    Ritchie Bros Auctioneers, Inc.(767744105).........  17,135  462,988
*   RMP Energy, Inc...................................  84,637  119,075
*   Rock Energy, Inc..................................  21,987   43,878
#   Rocky Mountain Dealerships, Inc...................  11,178   73,674
#   Rogers Sugar, Inc.................................  59,748  207,863
    RONA, Inc.........................................  80,692  945,833
#   Royal Bank of Canada(2754383).....................  13,700  798,839
    Royal Bank of Canada(780087102)...................  12,368  721,673
#   Russel Metals, Inc................................  23,629  350,501
#*  Sandstorm Gold, Ltd...............................  62,637  159,484
*   Sandvine Corp.....................................  55,356  148,564
    Saputo, Inc.......................................  11,022  252,574
#   Savanna Energy Services Corp......................  47,416   39,155
*   Sears Canada, Inc.(81234D109).....................   1,814   10,376
#*  Sears Canada, Inc.(2787259).......................   7,764   44,523
    Secure Energy Services, Inc.......................  33,225  275,128
#*  SEMAFO, Inc....................................... 187,120  407,762
#   Shaw Communications, Inc. Class B(2801836)........   4,800  101,847
    Shaw Communications, Inc. Class B(82028K200)......  18,675  395,910
    ShawCor, Ltd......................................  13,467  316,531
    Sherritt International Corp....................... 179,429  183,840
#   Sienna Senior Living, Inc.........................  14,145  167,531
#*  Sierra Wireless, Inc.(2418968)....................  11,000  270,406
#*  Sierra Wireless, Inc.(826516106)..................   6,130  150,737
*   Silver Standard Resources, Inc.(82823L106)........  19,769  113,672
#*  Silver Standard Resources, Inc.(2218458)..........  35,719  205,380
    Silver Wheaton Corp.(828336107)...................  37,477  490,199
    Silver Wheaton Corp.(B058ZX6).....................   9,100  119,121
#   SNC-Lavalin Group, Inc............................  22,000  720,465
*   Solium Capital, Inc...............................   6,894   42,170

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
*   Southern Pacific Resource Corp.................... 135,301 $      388
#   Sprott, Inc....................................... 113,767    182,674
#   Spyglass Resources Corp...........................  80,669     10,177
*   St Andrew Goldfields, Ltd.........................  48,000      9,175
    Stantec, Inc.(85472N109)..........................   1,436     40,021
    Stantec, Inc.(2854238)............................  13,024    362,184
    Stella-Jones, Inc.................................   6,600    224,012
    Strad Energy Services, Ltd........................   4,059      8,566
    Stuart Olson, Inc.................................   6,050     27,293
#   Student Transportation, Inc.......................  25,875    117,915
#   Sun Life Financial, Inc.(2566124).................  20,876    681,421
    Sun Life Financial, Inc.(866796105)...............  11,795    384,753
    Suncor Energy, Inc.(867224107)....................  86,334  2,431,165
    Suncor Energy, Inc.(B3NB1P2)......................  44,072  1,241,436
*   SunOpta, Inc.(2817510)............................  14,332    153,418
*   SunOpta, Inc.(8676EP108)..........................   8,718     93,283
#   Superior Plus Corp................................  46,840    404,346
#   Surge Energy, Inc.................................  72,274    130,970
#*  TAG Oil, Ltd......................................  23,355     21,608
*   Taseko Mines, Ltd.................................  74,175     36,298
    Teck Resources, Ltd. Class B(2879327).............  10,991     80,929
    Teck Resources, Ltd. Class B(878742204)...........  72,347    531,027
    TELUS Corp........................................  10,600    361,884
*   Tembec, Inc.......................................  27,377     38,098
*   Teranga Gold Corp.(B5TDK82)....................... 187,655     87,525
#*  Teranga Gold Corp.(B4L8QT1).......................  11,133      4,600
*   Thompson Creek Metals Co., Inc.(884768102)........   9,468      5,397
#*  Thompson Creek Metals Co., Inc.(2439806)..........  90,057     53,710
    Thomson Reuters Corp..............................  10,416    421,705
*   Timmins Gold Corp................................. 104,102     31,839
    TMX Group, Ltd....................................  11,135    419,058
    TORC Oil & Gas, Ltd...............................  62,703    338,481
    Toromont Industries, Ltd..........................  22,041    616,309
    Toronto-Dominion Bank (The)(2897222)..............  41,258  1,664,705
    Toronto-Dominion Bank (The)(891160509)............   5,699    230,297
    Torstar Corp. Class B.............................  30,474    101,825
    Total Energy Services, Inc........................  20,184    228,254
*   Tourmaline Oil Corp...............................  17,006    420,518
#   TransAlta Corp.(2901628)..........................  24,788    157,122
    TransAlta Corp.(89346D107)........................ 125,991    797,523
#   TransAlta Renewables, Inc.........................   4,100     39,186
    TransCanada Corp.(89353D107)......................   2,905    113,034
    TransCanada Corp.(2665184)........................  12,267    476,761
    Transcontinental, Inc. Class A....................  36,732    413,142
    TransForce, Inc...................................  24,333    464,948
    TransGlobe Energy Corp............................  45,245    133,882
    Trican Well Service, Ltd..........................  88,845    190,889
#   Trilogy Energy Corp...............................   4,100     14,421
    Trinidad Drilling, Ltd............................  85,021    211,277
*   Turquoise Hill Resources, Ltd.(900435108).........  17,904     60,695
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)...........  97,520    331,815
*   TVA Group, Inc. Class B...........................     653      2,556
#   Twin Butte Energy, Ltd............................ 144,834     49,280

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
CANADA -- (Continued)
    Uni-Select, Inc...................................    10,246 $    460,731
    Valener, Inc......................................    10,289      133,426
    Veresen, Inc......................................    17,547      198,567
#   Vermilion Energy, Inc.(B607XS1)...................       900       30,279
    Vermilion Energy, Inc.(923725105).................    16,174      544,902
#   Wajax Corp........................................    11,809      182,663
*   Wesdome Gold Mines, Ltd...........................    14,500       10,754
    West Fraser Timber Co., Ltd.......................    12,262      539,571
    Western Energy Services Corp......................    31,041      124,368
    Western Forest Products, Inc......................   202,365      297,084
#   WesternOne, Inc...................................    13,422        5,952
    Westjet Airlines, Ltd.............................     4,300       75,850
    Westshore Terminals Investment Corp...............    17,189      379,700
    Whistler Blackcomb Holdings, Inc..................    16,024      253,865
#   Whitecap Resources, Inc...........................    90,816      791,606
    Wi-LAN, Inc.......................................    94,707      198,415
    Winpak, Ltd.......................................     6,877      233,519
#   WSP Global, Inc...................................    24,359      816,157
*   Xtreme Drilling & Coil Services Corp..............    17,787       35,224
    Yamana Gold, Inc.(2219279)........................   308,940      611,808
    Yamana Gold, Inc.(98462Y100)......................     6,868       13,461
*   Yellow Pages, Ltd.................................    10,062      139,715
#   Zargon Oil & Gas, Ltd.............................    16,494       26,232
    ZCL Composites, Inc...............................     6,650       33,203
                                                                 ------------
TOTAL CANADA..........................................            122,174,757
                                                                 ------------
CHINA -- (0.0%)
#*  China Daye Non-Ferrous Metals Mining, Ltd......... 3,314,000       80,239
*   Fullshare Holdings, Ltd...........................   832,500      139,459
*   Hanfeng Evergreen, Inc............................     5,700          564
    Lee's Pharmaceutical Holdings, Ltd................    29,000       48,783
#   Xinyi Solar Holdings, Ltd.........................   242,000      104,229
                                                                 ------------
TOTAL CHINA...........................................                373,274
                                                                 ------------
DENMARK -- (1.5%)
    ALK-Abello A.S....................................     3,333      407,036
    Alm Brand A.S.....................................    63,379      407,935
#   Ambu A.S. Class B.................................    14,918      407,657
    AP Moeller--Maersk A.S. Class A...................       253      418,167
    AP Moeller--Maersk A.S. Class B...................       499      850,090
#*  Bang & Olufsen A.S................................    17,643      164,078
*   Bavarian Nordic A.S...............................    13,393      632,899
    Brodrene Hartmann A.S.............................       658       23,267
    Carlsberg A.S. Class B............................    13,721    1,195,448
#   Chr Hansen Holding A.S............................    19,477    1,076,267
    Coloplast A.S. Class B............................       436       31,460
#*  D/S Norden A.S....................................    20,173      528,357
    Danske Bank A.S...................................    40,251    1,258,428
    Dfds A.S..........................................     3,443      472,985
    DSV A.S...........................................    35,504    1,215,283
#   FLSmidth & Co. A.S................................    19,435      871,403
*   Genmab A.S........................................     7,376      695,001
    GN Store Nord A.S.................................    67,658    1,376,196

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
DENMARK -- (Continued)
*   H Lundbeck A.S....................................  23,314 $   551,440
*   H+H International A.S. Class B....................   7,858      69,384
    Harboes Bryggeri A.S. Class B.....................     511       7,765
    IC Group A.S......................................   4,035     110,423
*   Jeudan A.S........................................     667      75,291
*   Jyske Bank A.S....................................  30,041   1,569,563
    NKT Holding A.S...................................  11,676     654,698
    Nordjyske Bank A.S................................   1,141      20,693
    Novozymes A.S. Class B............................   9,977     521,513
    Pandora A.S.......................................  12,026   1,354,172
*   Parken Sport & Entertainment A.S..................     848       7,639
    PER Aarsleff A.S. Class B.........................   1,127     386,776
    Ringkjoebing Landbobank A.S.......................   1,828     400,764
    Rockwool International A.S. Class B...............   3,276     488,762
    Royal Unibrew A.S.................................  21,383     699,752
    RTX A.S...........................................   3,990      55,439
*   Santa Fe Group A.S................................   7,775      64,122
    Schouw & Co.......................................   8,757     475,628
    SimCorp A.S.......................................  17,341     740,349
    Solar A.S. Class B................................   2,503     137,076
    Spar Nord Bank A.S................................  35,833     421,146
    Sydbank A.S.......................................  34,424   1,303,160
    TDC A.S........................................... 239,018   1,803,092
    Tivoli A.S........................................       1         578
#*  TK Development A.S................................  27,315      36,667
*   Topdanmark A.S....................................  38,647   1,067,923
    Tryg A.S..........................................  11,205     225,524
    United International Enterprises..................     798     134,290
    Vestas Wind Systems A.S...........................  36,270   1,981,343
*   Vestjysk Bank A.S.................................   1,419       2,019
*   William Demant Holding A.S........................   3,763     286,942
#*  Zealand Pharma A.S................................   5,267     114,283
                                                               -----------
TOTAL DENMARK.........................................          27,800,173
                                                               -----------
FINLAND -- (1.9%)
    Afarak Group Oyj..................................  27,643      12,565
    Ahlstrom Oyj......................................   6,489      54,958
    Alandsbanken Abp Class B..........................       5          95
    Alma Media Oyj....................................   6,053      19,788
    Amer Sports Oyj...................................  63,952   1,865,286
    Apetit Oyj........................................     276       4,285
    Aspo Oyj..........................................   6,205      51,612
    Atria Oyj.........................................   3,573      34,887
    BasWare Oyj.......................................   1,456      70,962
#*  Biotie Therapies Oyj..............................  43,357       9,827
    Bittium Oyj.......................................  47,687     249,454
    Cargotec Oyj......................................  23,212     806,984
    Caverion Corp.....................................  32,549     330,746
    Citycon Oyj.......................................  93,565     248,313
    Comptel Oyj.......................................   9,777      14,611
    Cramo Oyj.........................................  10,464     211,427
    Elisa Oyj.........................................  42,719   1,438,247
    F-Secure Oyj......................................  29,375      90,612

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
FINLAND -- (Continued)
*   Finnair Oyj.......................................  34,379 $   107,630
*   Finnlines Oyj.....................................     894      16,832
    Fiskars Oyj Abp...................................   9,657     206,013
    Fortum Oyj........................................ 132,634   2,328,884
    HKScan Oyj Class A................................  20,891     114,408
    Huhtamaki Oyj.....................................  36,207   1,284,940
    Ilkka-Yhtyma Oyj..................................   3,592       8,694
    Kemira Oyj........................................  76,690     990,539
    Kesko Oyj Class A.................................   2,583      93,751
    Kesko Oyj Class B.................................  35,656   1,387,856
    Kone Oyj Class B..................................  18,181     762,993
    Konecranes Oyj....................................  14,374     444,987
    Lassila & Tikanoja Oyj............................  19,020     372,214
*   Lemminkainen Oyj..................................   2,421      31,714
    Metsa Board Oyj................................... 101,679     724,428
#   Metso Oyj.........................................  44,931   1,236,102
    Munksjo Oyj.......................................   3,591      34,589
    Neste Oyj.........................................  72,241   2,012,718
    Nokia Oyj......................................... 333,940   2,364,731
    Nokian Renkaat Oyj................................  41,746   1,254,555
    Okmetic Oyj.......................................   2,360      18,703
    Olvi Oyj Class A..................................   7,168     208,543
*   Oriola-KD Oyj Class B.............................  61,026     297,111
    Orion Oyj Class A.................................   3,872     160,349
    Orion Oyj Class B.................................  25,183   1,051,335
#*  Outokumpu Oyj..................................... 163,274     756,299
#   Outotec Oyj.......................................  82,174     550,357
    PKC Group Oyj.....................................  10,382     227,513
    Ponsse Oy.........................................   2,825      45,448
*   Poyry Oyj.........................................   6,843      28,905
    Raisio Oyj Class V................................  51,220     232,997
    Ramirent Oyj......................................  39,008     307,409
    Revenio Group Oyj.................................   1,221      28,553
    Saga Furs Oyj.....................................     284       7,430
    Sampo Oyj Class A.................................  16,821     832,315
#   Sanoma Oyj........................................  32,889     120,315
*   Stockmann Oyj Abp(5462371)........................   2,666      18,848
*   Stockmann Oyj Abp(5462393)........................  21,104     155,018
    Stora Enso Oyj Class R............................ 258,215   2,431,131
*   Talvivaara Mining Co. P.L.C....................... 190,260       2,382
    Technopolis Oyj...................................  29,744     122,130
    Tieto Oyj.........................................  29,511     755,637
    Tikkurila Oyj.....................................  12,964     250,027
    UPM-Kymmene Oyj................................... 189,403   3,498,606
    Uponor Oyj........................................  20,934     331,900
    Vaisala Oyj Class A...............................   2,048      53,971
    Valmet OYJ........................................  15,493     183,358
    Wartsila Oyj Abp..................................  10,935     502,617
    YIT Oyj...........................................  36,445     219,595
                                                               -----------
TOTAL FINLAND.........................................          34,692,039
                                                               -----------
FRANCE -- (6.1%)
    Accor SA..........................................  13,433     658,532

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
FRANCE -- (Continued)
    Actia Group.......................................   5,344 $   40,296
    Aeroports de Paris................................   2,541    304,626
#*  Air France-KLM....................................  45,894    328,310
    Air Liquide SA....................................   4,725    615,267
    Akka Technologies.................................   2,993     99,574
    Albioma SA........................................  12,677    210,303
*   Alcatel-Lucent.................................... 261,297    986,006
*   Alstom SA.........................................   8,571    251,724
    Altamir...........................................   2,833     34,137
    Alten SA..........................................  11,932    601,316
    Altran Technologies SA............................  72,366    854,458
    April SA..........................................   6,744     91,005
#*  Archos............................................   3,060      7,071
    Arkema SA.........................................   8,997    701,091
    Assystem..........................................   4,592     90,646
    Atos..............................................  19,056  1,447,995
    Aubay.............................................   1,565     29,211
    Audika Groupe.....................................   1,518     29,420
    AXA SA............................................  89,108  2,346,678
    AXA SA Sponsored ADR..............................  14,588    383,810
    Axway Software SA.................................   1,450     36,453
#   Beneteau SA.......................................   8,579    145,792
    BioMerieux........................................   4,216    489,859
    BNP Paribas SA....................................  70,236  4,568,661
    Boiron SA.........................................   2,896    320,618
    Bollore SA........................................ 182,297  1,009,739
    Bonduelle S.C.A...................................   6,209    178,015
    Bouygues SA.......................................  44,401  1,631,080
    Bureau Veritas SA.................................  24,625    575,339
    Burelle SA........................................      58     44,681
    Cap Gemini SA.....................................  13,479  1,287,668
    Carrefour SA......................................  43,255  1,484,771
    Casino Guichard Perrachon SA......................  18,503  1,373,191
*   Cegedim SA........................................   1,092     47,888
    Cegid Group SA....................................   3,620    156,506
#*  CGG SA............................................  78,446    391,865
#*  CGG SA Sponsored ADR..............................  16,300     80,848
    Chargeurs SA......................................  11,427     96,463
    Christian Dior SE.................................   1,359    281,105
#   Cie de Saint-Gobain............................... 101,892  4,827,369
    Cie des Alpes.....................................     749     15,009
    Cie Generale des Etablissements Michelin..........  21,432  2,097,949
    CNP Assurances....................................  39,012    655,663
    Credit Agricole SA................................ 133,493  2,100,461
    Danone SA.........................................   8,118    550,744
    Dassault Systemes.................................   2,688    202,697
*   Derichebourg SA...................................  72,322    256,474
    Devoteam SA.......................................   1,816     52,708
    Edenred...........................................  24,305    605,805
    Eiffage SA........................................  15,779    948,990
    Electricite de France SA..........................  23,600    561,628
    Electricite de Strasbourg SA......................      88     10,854
    Engie............................................. 153,579  2,945,259

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
FRANCE -- (Continued)
#*  Eramet............................................   3,930 $  258,829
    Essilor International SA..........................   9,053  1,159,503
*   Esso SA Francaise.................................   2,429    169,892
*   Etablissements Maurel et Prom.....................  36,130    231,314
    Euler Hermes Group................................   3,745    390,166
    Eurofins Scientific SE............................   2,681    879,109
    Eutelsat Communications SA........................  16,146    492,071
    Exel Industries Class A...........................      69      4,013
    Faiveley Transport SA.............................   2,496    260,869
    Faurecia..........................................  22,261    854,098
    Fimalac...........................................   1,034     91,069
    Fleury Michon SA..................................     571     38,494
#*  GameLoft SE.......................................  19,850     93,876
    Gaztransport Et Technigaz SA......................   3,036    185,211
    GL Events.........................................   4,159     93,964
    Groupe Crit.......................................   1,664     94,935
    Groupe Eurotunnel SE..............................  81,822  1,175,524
    Groupe Flo........................................   2,320      6,357
*   Groupe Fnac.......................................   1,338     80,843
#   Groupe Gorge......................................   2,052     58,113
    Guerbet...........................................   2,969    191,077
    Haulotte Group SA.................................   6,802    128,365
    Herige SADCS......................................      25        736
    Hermes International..............................     308    119,776
#   Hi-Media SA.......................................   1,598     19,378
#   Hipay Group SA....................................   2,179     31,346
    Iliad SA..........................................   1,304    309,674
    Imerys SA.........................................   6,371    479,994
#   Ingenico Group....................................   7,082    927,627
    Interparfums SA...................................   3,946    112,634
    Ipsen SA..........................................  11,306    728,503
    IPSOS.............................................  11,482    288,060
    Jacquet Metal Service.............................   8,285    154,547
    JCDecaux SA.......................................   8,247    315,594
    Kering............................................   3,601    693,466
    Korian SA.........................................  20,031    713,933
    Lagardere SCA.....................................  55,490  1,659,516
    Laurent-Perrier...................................   1,001     91,735
#*  Le Noble Age......................................   3,880     92,496
    Lectra............................................   8,258    119,764
    Legrand SA........................................  13,193    811,595
    Linedata Services.................................     385     12,225
    LISI..............................................   7,736    208,905
    LVMH Moet Hennessy Louis Vuitton SE...............   5,072    948,763
    Maisons France Confort SA.........................     513     22,640
    Manitou BF SA.....................................   5,334    103,722
    Manutan International.............................     336     17,544
    Mersen............................................   7,780    183,795
#*  METabolic EXplorer SA.............................  10,722     44,713
    Metropole Television SA...........................  20,920    423,318
    MGI Coutier.......................................   7,238    117,592
    Montupet..........................................   4,557    351,750
    Natixis SA........................................ 141,854  1,041,098

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
FRANCE -- (Continued)
#   Naturex...............................................   2,756 $  218,099
    Neopost SA............................................  10,915    438,451
*   Nexans SA.............................................  19,786    804,959
    Nexity SA.............................................  14,788    652,210
    NextRadioTV...........................................     339     13,656
*   NRJ Group.............................................   3,854     35,831
*   Numericable-SFR SAS...................................   2,828    154,467
    Oeneo SA..............................................   3,532     26,173
#*  Onxeo SA..............................................   5,700     30,015
    Orange SA(5176177).................................... 192,241  3,162,413
    Orange SA(684060106)..................................   3,032     49,695
*   Orco Property Group SA................................   8,374      2,668
    Orpea.................................................   8,489    640,669
    Paris Orleans SA......................................   1,547     47,433
*   Parrot SA.............................................   4,860    220,478
    Pernod-Ricard SA......................................   2,185    261,364
*   Peugeot SA............................................ 152,176  3,044,089
#*  Pierre & Vacances SA..................................   2,735     88,947
    Plastic Omnium SA.....................................  18,592    522,842
    Plastivaloire.........................................     424     28,766
    PSB Industries SA.....................................     755     44,272
    Publicis Groupe SA....................................   9,458    715,283
    Rallye SA.............................................  15,113    444,394
#*  Recylex SA............................................   7,033     12,566
    Renault SA............................................  31,242  2,876,067
    Rexel SA.............................................. 114,333  1,800,593
    Robertet SA...........................................     246     60,551
    Rubis SCA.............................................   7,334    527,128
    Safran SA.............................................   9,453    715,694
    Saft Groupe SA........................................  15,256    622,218
    Samse SA..............................................      40      5,227
    Sanofi................................................  25,173  2,713,426
    Sartorius Stedim Biotech..............................   1,037    323,488
    Savencia SA...........................................   1,522     96,784
    Schneider Electric SE(4834108)........................  10,466    730,089
    Schneider Electric SE(B11BPS1)........................   1,883    130,945
    SCOR SE...............................................  71,411  2,736,502
    SEB SA................................................   7,961    803,525
    Seche Environnement SA................................     944     35,462
#*  Sequana SA............................................  16,121     86,707
    SES SA................................................  12,025    371,600
    Societe BIC SA........................................   1,862    318,832
    Societe d'Edition de Canal +..........................  34,556    302,896
    Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco..............................................     548     20,525
    Societe Generale SA...................................  48,771  2,394,727
    Societe Internationale de Plantations d'Heveas SA.....     378     14,109
    Societe Marseillaise du Tunnel Prado-Carenage SA......     200      7,245
    Societe Television Francaise 1........................  44,374    762,150
    Sodexo SA.............................................   4,548    423,601
#*  SOITEC................................................ 100,087     81,288
*   Solocal Group......................................... 277,482    124,604
    Somfy SA..............................................     303     94,387
    Sopra Steria Group....................................   5,809    554,938

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
FRANCE -- (Continued)
    Stallergenes SA...................................     728 $     45,889
#*  Ste Industrielle d'Aviation Latecoere SA..........   6,186       64,433
    Stef SA...........................................   2,648      179,447
#   STMicroelectronics NV(2430025)....................  14,700      114,219
    STMicroelectronics NV(5962332).................... 138,854    1,084,297
#*  Store Electronic..................................   1,158       15,286
    Suez Environnement Co.............................  17,927      343,592
    Sword Group.......................................   2,537       60,245
    Synergie SA.......................................   4,953      135,515
    Technicolor SA....................................  96,836      763,807
    Technip SA........................................  23,146    1,315,222
    Teleperformance...................................  17,007    1,261,547
    Thales SA.........................................   9,554      645,637
*   Theolia SA........................................  63,059       42,886
#   Thermador Groupe..................................     269       23,870
    Total Gabon.......................................     101       24,275
    Total SA.......................................... 127,383    6,285,454
#   Total SA Sponsored ADR............................  16,601      818,265
    Touax SA..........................................     388        6,355
    Trigano SA........................................   4,601      202,046
*   UBISOFT Entertainment.............................  63,784    1,239,225
    Union Financiere de France BQE SA.................     730       21,680
    Valeo SA..........................................   6,679      890,157
    Vallourec SA......................................  39,032      638,757
#*  Valneva SE........................................  16,877       73,531
    Veolia Environnement SA...........................  19,941      445,404
    Vetoquinol SA.....................................     493       20,657
    Vicat.............................................   5,112      380,181
    VIEL & Cie SA.....................................  11,006       36,951
    Vilmorin & Cie SA.................................   1,503      125,016
    Vinci SA..........................................  17,851    1,144,034
    Virbac SA.........................................   1,525      361,633
    Vivendi SA........................................  37,543      986,523
    Vranken-Pommery Monopole SA.......................     394       12,302
    Zodiac Aerospace..................................  15,279      455,434
                                                               ------------
TOTAL FRANCE..........................................          109,886,579
                                                               ------------
GERMANY -- (5.6%)
    Aareal Bank AG....................................  38,999    1,591,039
    Adidas AG.........................................  10,602      867,586
    Adler Modemaerkte AG..............................   4,316       53,270
*   ADVA Optical Networking SE........................  25,534      296,747
*   Air Berlin P.L.C..................................   2,352        2,953
#*  Aixtron SE........................................  10,539       62,512
    Allgeier SE.......................................   2,271       43,354
    Allianz SE........................................  25,753    4,218,664
    Allianz SE ADR....................................  11,988      196,603
    Amadeus Fire AG...................................   1,491      146,620
*   AS Creation Tapeten...............................      50        1,620
    Aurubis AG........................................  25,210    1,508,143
    Axel Springer SE..................................  12,149      680,903
    BASF SE...........................................  27,642    2,388,672
    Bauer AG..........................................   4,972       94,928

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
    Bayer AG..........................................      31 $    4,578
    Bayerische Motoren Werke AG.......................  31,088  3,117,371
    BayWa AG..........................................   7,718    287,191
    Bechtle AG........................................   6,886    584,578
    Beiersdorf AG.....................................   3,976    339,707
    Bertrandt AG......................................   1,769    220,940
    Bijou Brigitte AG.................................   2,005    115,753
#   Bilfinger SE......................................  24,155    997,668
#   Biotest AG........................................   4,254    119,192
#   Borussia Dortmund GmbH & Co. KGaA.................  42,159    190,463
    Brenntag AG.......................................  13,585    755,460
    CANCOM SE.........................................   5,273    203,216
#   Carl Zeiss Meditec AG.............................  14,834    417,879
    CENIT AG..........................................   4,683     88,590
    CENTROTEC Sustainable AG..........................   5,043     82,150
    Cewe Stiftung & Co. KGAA..........................   3,707    215,423
    Comdirect Bank AG.................................  17,855    197,684
*   Commerzbank AG.................................... 138,409  1,789,979
    CompuGroup Medical AG.............................  10,913    344,056
*   Constantin Medien AG..............................  11,950     21,272
    Continental AG....................................   2,681    599,372
*   CropEnergies AG...................................  11,125     50,098
    CTS Eventim AG & Co. KGaA.........................  14,913    562,135
    Daimler AG........................................  59,348  5,309,028
    DEAG Deutsche Entertainment AG....................   2,858     19,988
#   Delticom AG.......................................   1,376     34,495
    Deutsche Annington Immobilien SE..................   1,665     51,948
    Deutsche Bank AG(D18190898).......................  79,294  2,776,876
    Deutsche Bank AG(5750355).........................   1,436     50,446
    Deutsche Boerse AG................................   9,256    840,825
*   Deutsche Lufthansa AG............................. 132,076  1,794,276
    Deutsche Post AG..................................  27,702    837,301
    Deutsche Telekom AG...............................  99,006  1,790,271
#   Deutsche Telekom AG Sponsored ADR.................  26,160    470,880
    Deutsche Wohnen AG................................  28,338    699,147
    Deutz AG..........................................  52,505    306,631
*   Dialog Semiconductor P.L.C........................  19,113    953,203
    DIC Asset AG......................................   1,488     13,020
    DMG Mori AG.......................................  29,823  1,094,268
    Dr Hoenle AG......................................   1,129     31,359
    Draegerwerk AG & Co. KGaA.........................   1,243    101,482
    Drillisch AG......................................   8,176    345,060
    Duerr AG..........................................   6,877    566,074
    E.ON SE........................................... 114,454  1,511,511
    Eckert & Ziegler AG...............................   2,499     61,919
    Elmos Semiconductor AG............................   8,717    157,172
    ElringKlinger AG..................................  17,767    427,922
#*  Euromicron AG.....................................   3,318     31,216
#*  Evotec AG.........................................  26,184     98,605
    Fielmann AG.......................................   7,546    498,639
    Francotyp-Postalia Holding AG Class A.............   2,977     14,361
    Fraport AG Frankfurt Airport Services Worldwide...  12,602    827,413
    Freenet AG........................................  38,805  1,331,717

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
    Fresenius Medical Care AG & Co. KGaA..............  10,306 $  843,259
#   Fresenius Medical Care AG & Co. KGaA ADR..........   2,000     81,800
    Fresenius SE & Co. KGaA...........................  38,960  2,695,874
    Fuchs Petrolub SE.................................   2,658    106,369
    GEA Group AG......................................  15,270    646,162
    Gerresheimer AG...................................  18,463  1,358,629
#   Gerry Weber International AG......................  18,382    452,688
    Gesco AG..........................................   1,052     82,062
    GFK SE............................................   7,957    339,655
#   GFT Technologies AG...............................   7,299    179,130
    Grammer AG........................................   8,588    240,470
    Grenkeleasing AG..................................   1,404    209,706
*   H&R AG............................................   3,046     29,109
    Hamburger Hafen und Logistik AG...................  19,402    372,466
    Hannover Rueck SE.................................  12,481  1,325,054
    HeidelbergCement AG...............................  21,752  1,656,647
#*  Heidelberger Druckmaschinen AG.................... 127,169    324,116
    Henkel AG & Co. KGaA..............................   1,781    179,625
    Highlight Communications AG.......................   7,046     33,071
    Hochtief AG.......................................   7,455    651,400
    Homag Group AG....................................   1,297     49,778
    Hornbach Baumarkt AG..............................   2,322     85,717
    Hugo Boss AG......................................   6,065    731,296
    Indus Holding AG..................................  10,572    521,013
    Infineon Technologies AG..........................  11,283    126,564
    Infineon Technologies AG ADR......................  50,664    572,503
    Init Innovation In Traffic Systems AG.............     484     13,726
    Isra Vision AG....................................   1,401     82,997
    Jenoptik AG.......................................  25,485    333,223
*   Joyou AG..........................................   2,072        389
    K+S AG............................................  66,799  2,740,770
    KION Group AG.....................................  11,307    518,136
#   Kloeckner & Co. SE................................  60,019    562,779
#*  Koenig & Bauer AG.................................   5,571    126,687
*   Kontron AG........................................  38,584    151,503
    Krones AG.........................................   5,070    584,495
    KSB AG............................................      37     17,172
#   KUKA AG...........................................   8,591    735,169
    KWS Saat SE.......................................     729    237,039
    LANXESS AG........................................  34,179  1,973,757
    LEG Immobilien AG.................................   5,839    424,920
    Leifheit AG.......................................     470     23,202
    Leoni AG..........................................  20,532  1,300,933
    Linde AG..........................................   6,050  1,141,839
#   LPKF Laser & Electronics AG.......................   6,156     54,373
    MAN SE............................................   1,923    200,513
#*  Manz AG...........................................   1,017     75,957
#*  Medigene AG.......................................   1,746     18,688
    Merck KGaA........................................   4,843    492,844
    Metro AG..........................................  24,376    767,428
    MLP AG............................................  19,610     89,698
    MTU Aero Engines AG...............................  11,768  1,083,827
    Muenchener Rueckversicherungs-Gesellschaft AG.....  10,204  1,875,276

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
    MVV Energie AG....................................     479 $   11,359
    Nemetschek AG.....................................   7,104    262,826
*   Nordex SE.........................................  20,754    591,111
    Norma Group SE....................................  10,337    500,249
#   OHB SE............................................   4,708     96,931
    Osram Licht AG....................................  15,559    883,905
#*  Paion AG..........................................   9,945     27,234
*   Patrizia Immobilien AG............................  16,562    443,874
    Pfeiffer Vacuum Technology AG.....................   4,509    413,208
#*  PNE Wind AG.......................................  37,572     92,631
    Progress-Werk Oberkirch AG........................     195      8,129
    ProSiebenSat.1 Media SE...........................   9,951    508,728
#   Puma SE...........................................     437     82,744
*   QIAGEN NV(5732825)................................  27,146    761,676
*   QIAGEN NV(2437907)................................  12,879    360,354
    QSC AG............................................  59,902    119,913
#   R Stahl AG........................................   1,041     43,526
    Rational AG.......................................     971    378,872
    Rheinmetall AG....................................  20,879  1,136,362
    Rhoen-Klinikum AG.................................  31,800    883,804
    RIB Software AG...................................   1,424     25,996
    RTL Group SA......................................   2,466    224,108
    RWE AG............................................  83,859  1,746,500
    SAF-Holland SA....................................  28,567    432,915
    Salzgitter AG.....................................  26,084    931,212
    SAP SE............................................   9,626    691,561
#   Schaltbau Holding AG..............................   2,515    141,629
#*  SGL Carbon SE.....................................  14,896    256,057
    SHW AG............................................   3,890    172,606
    Siemens AG........................................  14,726  1,577,832
#*  Singulus Technologies AG..........................  16,452     14,840
    Sixt SE...........................................   9,341    392,549
#*  SKW Stahl-Metallurgie Holding AG..................   1,512      9,872
#*  SMA Solar Technology AG...........................   7,260    241,335
*   SMT Scharf AG.....................................     508      8,834
    Softing AG........................................     444      6,174
    Software AG.......................................  18,740    560,696
*   Solarworld AG.....................................     106      1,803
    Stada Arzneimittel AG.............................  22,171    853,417
    STRATEC Biomedical AG.............................   1,225     68,213
    Stroeer SE........................................   8,990    444,571
    Suedzucker AG.....................................  50,493    832,796
    Surteco SE........................................     393      9,360
#*  Suss Microtec AG..................................  17,284    109,095
    Symrise AG........................................   5,966    396,662
    Syzygy AG.........................................   4,403     42,561
#   TAG Immobilien AG.................................  28,855    326,157
    Takkt AG..........................................  17,769    339,619
*   Talanx AG.........................................  18,081    576,952
    Technotrans AG....................................   1,769     32,249
    Telefonica Deutschland Holding AG................. 165,115  1,024,061
    ThyssenKrupp AG...................................  30,537    774,417
*   Tom Tailor Holding AG.............................   7,699     76,924

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
GERMANY -- (Continued)
    Tomorrow Focus AG.................................    16,554 $     81,822
    United Internet AG................................    12,953      640,208
    USU Software AG...................................       590       10,777
    Volkswagen AG.....................................     2,816      569,579
#*  Vossloh AG........................................     5,268      334,885
    VTG AG............................................    10,342      247,428
    Wacker Chemie AG..................................     6,047      607,180
    Wacker Neuson SE..................................    16,443      331,472
    Washtec AG........................................     5,153      113,185
    Wincor Nixdorf AG.................................    17,870      759,260
    XING AG...........................................       760      127,555
    Zeal Network SE...................................     2,174      114,435
                                                                 ------------
TOTAL GERMANY.........................................            100,915,720
                                                                 ------------
HONG KONG -- (2.8%)
    ABC Communications Holdings, Ltd..................   318,000       11,851
    Aeon Stores Hong Kong Co., Ltd....................    22,000       24,685
    Agritrade Resources, Ltd..........................    55,000       13,044
    AIA Group, Ltd....................................   214,800    1,399,941
    Allied Group, Ltd.................................     6,000       30,201
    Allied Properties HK, Ltd.........................   382,540       90,292
*   Amec Foster Wheeler P.L.C. Class A................   316,000       84,812
*   Anxian Yuan China Holdings, Ltd...................   580,000       10,306
*   Apac Resources, Ltd...............................   873,175       12,608
*   Applied Development Holdings, Ltd.................   375,000       18,857
    APT Satellite Holdings, Ltd.......................   253,500      236,231
    Asia Financial Holdings, Ltd......................    98,000       45,553
    Asia Satellite Telecommunications Holdings, Ltd...    39,000       85,961
    Asia Standard International Group, Ltd............    22,000        4,906
    ASM Pacific Technology, Ltd.......................    15,400      139,518
    Associated International Hotels, Ltd..............    10,000       30,044
    Aupu Group Holding Co., Ltd.......................   240,000       72,977
*   Auto Italia Holdings..............................   875,000       55,142
    Bank of East Asia, Ltd. (The).....................    94,947      384,526
    BOC Hong Kong Holdings, Ltd.......................   140,000      562,995
    Bonjour Holdings, Ltd.............................   596,200       36,109
    Bossini International Hldg........................   724,000       69,969
    Bright Smart Securities & Commodities Group, Ltd..     8,000        2,609
#*  Brightoil Petroleum Holdings, Ltd.................   749,000      274,924
*   Brockman Mining, Ltd..............................   873,840       22,791
*   Burwill Holdings, Ltd............................. 1,724,000       78,808
    Cafe de Coral Holdings, Ltd.......................    94,000      329,709
    Cathay Pacific Airways, Ltd.......................   152,000      359,265
    CCT Fortis Holdings, Ltd..........................    72,000        8,911
    CEC International Holdings, Ltd...................   118,000       29,213
    Chen Hsong Holdings...............................    48,000       12,689
    Cheuk Nang Holdings, Ltd..........................    21,211       17,780
    Cheung Kong Infrastructure Holdings, Ltd..........    30,000      260,290
*   Cheung Kong Property Holdings, Ltd................   106,960      891,299
*   Cheung Wo International Holdings, Ltd.............   348,000       68,673
    Chevalier International Holdings, Ltd.............    28,000       56,982
*   China Billion Resources, Ltd......................   198,000           --
*   China Chuanglian Education Group, Ltd.............   660,000       35,272

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
HONG KONG -- (Continued)
#*  China Energy Development Holdings, Ltd............  6,602,000 $  136,855
    China Flavors & Fragrances Co., Ltd...............     18,437      5,737
*   China Infrastructure Investment, Ltd..............    532,000      8,908
    China Metal International Holdings, Inc...........    162,000     48,054
*   China Public Procurement, Ltd.....................  2,172,000     45,640
#*  China Smarter Energy Group Holdings, Ltd..........    478,000     70,289
*   China Solar Energy Holdings, Ltd..................     64,000        279
*   China Star Entertainment, Ltd.....................  9,350,000     96,331
*   China Ting Group Holdings, Ltd....................    226,000     24,453
*   China Wah Yan Healthcare, Ltd.....................    248,950      6,956
    Chinese Estates Holdings, Ltd.....................      7,000     16,634
#   Chow Sang Sang Holdings International, Ltd........    197,000    381,375
#   Chow Tai Fook Jewellery Group, Ltd................     94,600     92,166
    Chu Kong Shipping Enterprise Group Co., Ltd.......    334,000    102,885
    Chuang's Consortium International, Ltd............    266,925     34,424
#   CITIC Telecom International Holdings, Ltd.........    896,000    408,978
    CK Hutchison Holdings, Ltd........................    106,960  1,587,659
    CK Life Sciences International Holdings, Inc......  1,078,000    107,015
    CNT Group, Ltd....................................    406,000     21,462
*   Continental Holdings, Ltd.........................  1,520,000     32,318
*   CP Lotus Corp.....................................    260,000      6,231
*   Crocodile Garments................................    714,000    107,554
    Cross-Harbour Holdings, Ltd. (The)................      7,000      8,935
    CSI Properties, Ltd...............................  1,711,515     59,534
*   CST Mining Group, Ltd.............................  1,920,000     26,267
*   Culture Landmark Investment, Ltd..................     80,000      9,042
    CW Group Holdings, Ltd............................    174,000     85,291
    Dah Sing Banking Group, Ltd.......................    214,995    455,588
    Dah Sing Financial Holdings, Ltd..................     81,866    534,962
    Dan Form Holdings Co., Ltd........................    191,000     33,738
    Dickson Concepts International, Ltd...............     34,500     13,729
    Dorsett Hospitality International, Ltd............    385,000     78,922
    Eagle Nice International Holdings, Ltd............     46,000     10,082
    Emperor Capital Group, Ltd........................    513,000     46,990
    Emperor Entertainment Hotel, Ltd..................    520,000    117,321
    Emperor International Holdings, Ltd...............    737,750    155,958
    Emperor Watch & Jewellery, Ltd....................  2,080,000     76,344
*   EPI Holdings, Ltd.................................    210,000     14,086
#   Esprit Holdings, Ltd..............................    838,199    804,360
    Fairwood Holdings, Ltd............................     24,500     72,539
#   Far East Consortium International, Ltd............    664,930    310,529
    FIH Mobile, Ltd...................................    933,000    487,385
    First Pacific Co., Ltd............................    741,200    592,971
    Fountain SET Holdings, Ltd........................    436,000     57,871
    Fujikon Industrial Holdings, Ltd..................      8,000      1,435
#   Future Bright Holdings, Ltd.......................    348,000     54,793
    G-Resources Group, Ltd............................ 12,505,800    369,747
    Galaxy Entertainment Group, Ltd...................    123,000    565,605
#*  GCL New Energy Holdings, Ltd......................    568,000     40,201
#   Get Nice Holdings, Ltd............................  3,322,000    145,494
#   Giordano International, Ltd.......................    756,000    384,885

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
HONG KONG -- (Continued)
*   Global Brands Group Holding, Ltd.................. 1,650,000 $  365,645
    Glorious Sun Enterprises, Ltd.....................   122,000     23,123
    Gold Peak Industries Holding, Ltd.................    81,000      9,582
    Golden Resources Development International, Ltd...    90,000      6,029
*   Good Fellow Resources Holdings, Ltd...............   150,000     60,352
    Guangnan Holdings, Ltd............................    58,000      9,051
    Guoco Group, Ltd..................................     1,000     11,348
    Haitong International Securities Group, Ltd.......   316,810    174,785
    Hang Lung Group, Ltd..............................   157,000    709,670
    Hang Lung Properties, Ltd.........................   434,000  1,245,026
    Hang Seng Bank, Ltd...............................    22,400    459,486
*   Hao Tian Development Group, Ltd................... 1,408,000    136,484
    Harbour Centre Development, Ltd...................    36,000     61,744
    Henderson Land Development Co., Ltd...............   213,555  1,411,854
#   HK Electric Investments & HK Electric
      Investments, Ltd................................   119,288     82,780
    HKR International, Ltd............................   382,171    209,748
*   HNA International Investment Holdings, Ltd........   892,000     56,787
    Hon Kwok Land Investment Co., Ltd.................    62,000     23,070
    Hong Kong & China Gas Co., Ltd....................   141,570    289,165
    Hong Kong Aircraft Engineering Co., Ltd...........    13,600    134,769
    Hong Kong Ferry Holdings Co., Ltd.................    21,000     30,284
#*  Hong Kong Television Network, Ltd. ADR............     3,100     16,926
    Hongkong & Shanghai Hotels, Ltd. (The)............   120,500    159,959
    Hongkong Chinese, Ltd.............................   164,000     29,606
    Hop Hing Group Holdings, Ltd...................... 1,832,000     29,252
    Hopewell Holdings, Ltd............................   242,500    836,547
    Hsin Chong Construction Group, Ltd................ 1,284,000    150,632
    Hung Hing Printing Group, Ltd.....................   150,000     20,547
#   Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................   906,000    396,083
    Hysan Development Co., Ltd........................    79,000    339,676
*   I-CABLE Communications, Ltd.......................   358,000     28,138
*   Imagi International Holdings, Ltd................. 3,008,000     73,236
#*  Integrated Waste Solutions Group Holdings, Ltd.... 1,168,000     35,354
*   International Standard Resources Holdings, Ltd.... 1,805,000     47,205
*   iOne Holdings, Ltd................................   700,000     37,815
    IPE Group, Ltd....................................   125,000     16,117
*   IRC, Ltd..........................................   841,066     35,151
    IT, Ltd...........................................   298,000     98,289
    ITC Corp., Ltd....................................   212,000     23,244
    Johnson Electric Holdings, Ltd....................   204,625    693,270
#   K Wah International Holdings, Ltd.................   622,106    342,341
    Ka Shui International Holdings, Ltd...............   140,000     15,191
*   Kader Holdings Co., Ltd...........................   214,000     20,378
#   Kerry Logistics Network, Ltd......................   254,750    393,991
    Kerry Properties, Ltd.............................   200,500    748,476
    Kingmaker Footwear Holdings, Ltd..................    72,000     13,556
#   Kingston Financial Group, Ltd..................... 1,610,000    584,603
    Kowloon Development Co., Ltd......................   255,000    322,577
    L'Occitane International SA.......................    85,500    216,930
    Lai Sun Development Co., Ltd...................... 7,620,666    166,078
    Lerado Group Holding Co., Ltd.....................   138,000      8,442
    Li & Fung, Ltd....................................   284,000    220,057
    Lifestyle International Holdings, Ltd.............   251,000    409,258

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
HONG KONG -- (Continued)
    Lippo China Resources, Ltd........................ 2,432,000 $   98,797
    Lippo, Ltd........................................     6,000      3,312
    Lisi Group Holdings, Ltd..........................   146,000      6,965
    Liu Chong Hing Investment, Ltd....................   112,000    140,084
    Luen Thai Holdings, Ltd...........................    87,000     13,676
#   Luk Fook Holdings International, Ltd..............   206,000    578,154
    Lung Kee Bermuda Holdings.........................    38,000     10,890
#*  Macau Legend Development, Ltd.....................   357,000     97,040
    Magnificent Estates...............................   818,000     28,983
#   Man Wah Holdings, Ltd.............................   447,200    401,790
    Man Yue Technology Holdings, Ltd..................   142,000     17,372
#*  Mason Financial Holdings, Ltd..................... 2,140,000     84,268
*   Mei Ah Entertainment Group, Ltd...................   200,000     25,228
#   Melco Crown Entertainment, Ltd. ADR...............    10,831    223,444
#   Melco International Development, Ltd..............   263,000    449,118
    MGM China Holdings, Ltd...........................    76,400    161,885
#*  Midland Holdings, Ltd.............................   358,584    159,487
    Miramar Hotel & Investment........................    47,000     81,366
*   Mongolian Mining Corp............................. 3,299,999    102,536
    MTR Corp., Ltd....................................    39,525    175,965
    NagaCorp, Ltd.....................................   900,000    733,130
    Natural Beauty Bio-Technology, Ltd................   140,000     10,284
*   Neo-Neon Holdings, Ltd............................   205,000     30,635
*   Neptune Group, Ltd................................ 2,370,000     31,392
    New World Development Co., Ltd.................... 1,206,362  1,456,732
#   Newocean Energy Holdings, Ltd.....................   668,000    297,530
    Next Media, Ltd...................................   436,000     41,008
#   Nexteer Automotive Group, Ltd.....................   148,000    140,234
    NWS Holdings, Ltd.................................   268,676    401,772
*   O Luxe Holdings, Ltd..............................   938,700     57,484
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................   945,000     65,699
    Orient Overseas International, Ltd................   102,000    505,259
    Oriental Watch Holdings...........................   198,000     30,125
*   Pacific Andes International Holdings, Ltd......... 1,218,336     40,810
#   Pacific Basin Shipping, Ltd....................... 1,159,000    400,132
    Pacific Textiles Holdings, Ltd....................   162,000    257,215
    Paliburg Holdings, Ltd............................    44,000     15,611
#   Paradise Entertainment, Ltd.......................   340,000     78,739
    PCCW, Ltd......................................... 1,069,013    639,730
*   Pearl Oriental Oil, Ltd...........................   558,800     18,008
    Perfect Shape PRC Holdings, Ltd...................    56,000     12,629
    Pico Far East Holdings, Ltd.......................   404,000    119,323
*   Ping Shan Tea Group, Ltd.......................... 1,504,000     11,808
    Playmates Holdings, Ltd...........................    64,000     74,328
    Playmates Toys, Ltd...............................   340,000     63,542
    Polytec Asset Holdings, Ltd.......................   930,000    128,289
#   Prada SpA.........................................    26,200    120,587
    Public Financial Holdings, Ltd....................    72,000     36,314
    PYI Corp., Ltd.................................... 2,456,000     58,580
    Regal Hotels International Holdings, Ltd..........   296,000    171,048
#   SA SA International Holdings, Ltd.................   380,000    170,431
    Samsonite International SA........................   175,800    573,276
    SAS Dragon Hldg, Ltd..............................   294,000     64,364

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
HONG KONG -- (Continued)
    SEA Holdings, Ltd.................................    90,000 $   81,973
*   SEEC Media Group, Ltd.............................   394,000     16,745
    Shangri-La Asia, Ltd..............................   569,666    733,633
#   Shenwan Hongyuan HK, Ltd..........................   162,500     81,012
*   Shougang Concord Grand Group, Ltd.................   253,000     15,492
*   Shun Ho Technology Holdings, Ltd..................    13,497      4,735
    Shun Tak Holdings, Ltd............................   921,249    504,329
*   Silver base Group Holdings, Ltd...................   218,000     42,092
    Singamas Container Holdings, Ltd..................   836,000    135,876
    Sino Land Co., Ltd................................   506,076    786,549
    Sitoy Group Holdings, Ltd.........................   120,000     64,233
#   SJM Holdings, Ltd.................................   169,000    196,589
    SmarTone Telecommunications Holdings, Ltd.........   142,666    291,077
*   SOCAM Development, Ltd............................   171,768    118,936
*   Solartech International Hldgs, Ltd................   200,000      7,613
    Soundwill Holdings, Ltd...........................    50,500     82,470
#   South China Holdings..............................   960,000     87,922
    Stella International Holdings, Ltd................   147,000    396,038
    Stelux Holdings International, Ltd................   162,800     20,350
*   Success Universe Group, Ltd.......................   300,000      9,235
    Sun Hung Kai & Co., Ltd...........................   294,341    195,474
    Sun Hung Kai Properties, Ltd......................    91,282  1,400,706
    Swire Pacific, Ltd. Class A.......................    42,000    538,428
    Swire Pacific, Ltd. Class B.......................    92,500    217,835
*   Symphony Holdings, Ltd............................   220,000     22,945
    TAI Cheung Holdings, Ltd..........................    47,000     41,403
    Tao Heung Holdings, Ltd...........................   126,000     51,651
#*  Taung Gold International, Ltd.....................   970,000     15,860
    Techtronic Industries Co., Ltd....................   218,000    770,506
    Television Broadcasts, Ltd........................   129,100    680,332
    Texwinca Holdings, Ltd............................   312,000    377,259
*   Titan Petrochemicals Group, Ltd...................   620,000         40
    Tradelink Electronic Commerce, Ltd................   118,000     25,696
    Transport International Holdings, Ltd.............    72,400    197,568
#   Trinity, Ltd......................................   568,000     86,369
*   TSC Group Holdings, Ltd...........................   276,000     77,265
*   United Laboratories International Holdings, Ltd.
      (The)...........................................   387,000    233,199
*   Up Energy Development Group, Ltd..................   304,000     10,771
    Value Partners Group, Ltd.........................   187,000    217,453
    Varitronix International, Ltd.....................   231,000    175,357
    Victory City International Holdings, Ltd.......... 1,249,376    193,330
    Vitasoy International Holdings, Ltd...............   326,000    489,465
*   VS International Group, Ltd.......................   376,000     24,720
    VST Holdings, Ltd.................................   445,200    152,126
#   VTech Holdings, Ltd...............................    41,200    512,556
    Wharf Holdings, Ltd. (The)........................   157,000    996,411
    Wheelock & Co., Ltd...............................   177,000    910,122
*   Winfull Group Holdings, Ltd.......................   664,000     41,083
    Wing On Co. International, Ltd....................    30,000    103,653
    Wing Tai Properties, Ltd..........................   138,000     85,151
#   Wynn Macau, Ltd...................................    85,200    175,709
*   Xingye Copper International Group, Ltd............   121,000     15,186
    Xinyi Glass Holdings, Ltd.........................   986,000    514,493

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
HONG KONG -- (Continued)
*   Xpress Group, Ltd.................................   800,000 $    37,105
    Yeebo International Hldg..........................   138,000      29,356
    YGM Trading, Ltd..................................     8,000       8,355
*   Yuan Heng Gas Holdings, Ltd.......................   536,000      41,495
    Yue Yuen Industrial Holdings, Ltd.................   169,000     550,096
                                                                 -----------
TOTAL HONG KONG.......................................            50,476,093
                                                                 -----------
IRELAND -- (0.5%)
*   Bank of Ireland................................... 3,112,246   1,307,094
*   Bank of Ireland Sponsored ADR.....................    10,709     179,376
    C&C Group P.L.C...................................    87,909     341,895
    CRH P.L.C.........................................     9,182     271,574
    CRH P.L.C. Sponsored ADR..........................    82,857   2,461,681
    Dragon Oil P.L.C..................................    41,121     466,454
    FBD Holdings P.L.C................................     8,425      70,804
    Glanbia P.L.C.....................................    37,450     780,923
    IFG Group P.L.C...................................    20,762      48,891
*   Independent News & Media P.L.C....................   208,581      43,084
    Irish Continental Group P.L.C.....................    50,020     240,194
*   Kenmare Resources P.L.C...........................    71,237       4,227
    Kerry Group P.L.C. Class A........................     8,057     612,254
    Kingspan Group P.L.C..............................    38,787     976,931
    Paddy Power P.L.C.................................     9,894     883,413
    Smurfit Kappa Group P.L.C.........................    33,988   1,022,113
                                                                 -----------
TOTAL IRELAND.........................................             9,710,908
                                                                 -----------
ISRAEL -- (0.8%)
#*  Africa Israel Investments, Ltd....................    73,121      56,383
    Africa Israel Properties, Ltd.....................     1,260      19,758
*   Airport City, Ltd.................................     6,782      73,065
*   Allot Communications, Ltd.........................     3,043      16,092
*   Alon Blue Square Israel, Ltd......................     5,558       5,371
*   Alrov Properties and Lodgings, Ltd................     3,637      75,644
    Amot Investments, Ltd.............................    13,827      43,348
*   AudioCodes, Ltd...................................     4,091      11,649
    Avgol Industries 1953, Ltd........................    26,511      26,414
*   Azorim-Investment Development & Construction Co.,
      Ltd.............................................    17,486      13,518
    Azrieli Group.....................................    11,185     464,359
    Bank Hapoalim BM..................................   167,504     931,331
*   Bank Leumi Le-Israel BM...........................   171,985     750,063
    Bayside Land Corp.................................       155      48,804
    Bezeq The Israeli Telecommunication Corp., Ltd....   127,225     234,634
    Big Shopping Centers, Ltd.........................       959      48,905
    Blue Square Real Estate, Ltd......................       346      10,995
*   Cellcom Israel, Ltd.(B23WQK8).....................       833       5,173
*   Cellcom Israel, Ltd.(M2196U109)...................    10,685      65,926
*   Ceragon Networks, Ltd.............................     5,455       6,652
#*  Clal Biotechnology Industries, Ltd................    22,507      23,129
*   Clal Insurance Enterprises Holdings, Ltd..........    12,893     224,508
*   Compugen, Ltd.....................................     2,327      14,504
    Delek Automotive Systems, Ltd.....................     9,343     104,026
    Delek Group, Ltd..................................       654     193,139

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
ISRAEL -- (Continued)
    Delta-Galil Industries, Ltd.......................   4,103 $135,359
    Direct Insurance Financial Investments, Ltd.......  11,694   84,175
    Elbit Systems, Ltd.(M3760D101)....................   1,367  112,586
#   Elbit Systems, Ltd.(6308913)......................   2,463  203,349
#   Electra, Ltd......................................   1,077  148,067
#   Elron Electronic Industries, Ltd..................   5,818   27,037
*   Energix-Renewable Energies, Ltd...................     837      512
*   Evogene, Ltd......................................   3,421   30,935
*   EZchip Semiconductor, Ltd.(6554998)...............   1,999   32,459
*   EZchip Semiconductor, Ltd.(M4146Y108).............  16,775  276,787
    First International Bank Of Israel, Ltd...........  16,669  239,332
    Formula Systems 1985, Ltd.........................   2,837   87,081
    Fox Wizel, Ltd....................................   1,991   42,059
    Frutarom Industries, Ltd..........................   8,615  363,337
*   Gilat Satellite Networks, Ltd.(B01BZ39)...........   3,672   20,513
*   Gilat Satellite Networks, Ltd.(M51474118).........   3,025   16,910
    Golf & Co., Ltd...................................   2,258    6,349
*   Hadera Paper, Ltd.................................     615   17,745
    Harel Insurance Investments & Financial Services,
      Ltd.............................................  80,884  399,473
    Hilan, Ltd........................................   1,800   20,815
    Industrial Buildings Corp., Ltd...................   5,056    5,370
    Israel Chemicals, Ltd.............................   5,296   36,650
*   Israel Discount Bank, Ltd. Class A................ 401,234  810,281
    Ituran Location and Control, Ltd.(B0LDC23)........   2,745   70,074
    Ituran Location and Control, Ltd.(M6158M104)......     520   13,338
*   Jerusalem Oil Exploration.........................   5,243  229,222
#*  Kamada, Ltd.......................................  19,297   74,110
    Matrix IT, Ltd....................................  39,848  226,746
#*  Mazor Robotics, Ltd...............................   7,056   48,724
    Meitav DS Investments, Ltd........................     436    1,361
    Melisron, Ltd.....................................   3,433  124,448
#   Menorah Mivtachim Holdings, Ltd...................  14,864  156,661
#   Migdal Insurance & Financial Holding, Ltd......... 125,328  148,481
    Mivtach Shamir Holdings, Ltd......................   2,497   58,376
    Mizrahi Tefahot Bank, Ltd.........................  46,203  592,777
*   Naphtha Israel Petroleum Corp., Ltd...............  13,340   90,345
    NICE Systems, Ltd. Sponsored ADR..................   2,453  158,366
*   Nitsba Holdings 1995, Ltd.........................   2,921   54,585
*   Nova Measuring Instruments, Ltd...................   7,838   96,606
*   Oil Refineries, Ltd............................... 862,713  356,190
    Osem Investments, Ltd.............................   1,973   41,958
*   Partner Communications Co., Ltd...................   4,381   18,970
*   Partner Communications Co., Ltd. ADR..............  10,082   42,848
    Paz Oil Co., Ltd..................................   2,962  477,604
    Phoenix Holdings, Ltd. (The)......................  29,425   87,776
*   Plasson Industries, Ltd...........................   1,206   40,772
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................   2,501  119,334
    Sapiens International Corp. NV....................   9,167   97,953
    Shikun & Binui, Ltd...............................  58,909  137,982
#*  Shufersal, Ltd....................................  48,029  131,070
*   Strauss Group, Ltd................................   5,514   86,903
*   Summit Real Estate Holdings, Ltd..................   2,651   12,084
    Teva Pharmaceutical Industries, Ltd...............     395   27,101

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
ISRAEL -- (Continued)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR..    54,654 $ 3,772,219
*   Tower Semiconductor, Ltd............................     4,630      62,368
*   Union Bank of Israel................................     8,716      33,545
                                                                   -----------
TOTAL ISRAEL............................................            14,275,468
                                                                   -----------
ITALY -- (2.9%)
    A2A SpA.............................................   230,899     294,782
    ACEA SpA............................................    10,441     137,628
#*  Aeffe SpA...........................................     6,810      14,069
#   Alerion Cleanpower SpA..............................     2,861       9,352
#   Amplifon SpA........................................    36,372     304,945
    Ansaldo STS SpA.....................................    28,735     297,364
*   Arnoldo Mondadori Editore SpA.......................    64,951      75,108
    Ascopiave SpA.......................................    26,594      63,974
    Assicurazioni Generali SpA..........................    17,834     351,459
#   Astaldi SpA.........................................    38,221     367,848
    Atlantia SpA........................................    19,780     528,211
*   Autogrill SpA.......................................    51,004     460,532
    Azimut Holding SpA..................................    28,368     708,564
*   Banca Carige SpA....................................    86,553     164,960
    Banca Generali SpA..................................    20,370     669,709
    Banca IFIS SpA......................................     9,407     234,511
*   Banca Monte dei Paschi di Siena SpA.................   315,547     627,064
    Banca Popolare dell'Emilia Romagna SC...............   315,863   2,780,628
    Banca Popolare di Milano Scarl...................... 2,734,351   2,957,588
    Banca Popolare di Sondrio SCARL.....................   250,105   1,272,596
#   Banca Profilo SpA...................................    35,778      11,862
    Banco di Desio e della Brianza SpA..................    19,322      71,598
*   Banco Popolare SC...................................   160,708   2,782,511
    BasicNet SpA........................................    13,861      62,006
    Biesse SpA..........................................     5,834      98,227
    Brembo SpA..........................................    11,209     505,331
*   Brioschi Sviluppo Immobiliare SpA...................    10,866       1,192
#   Brunello Cucinelli SpA..............................     4,034      76,033
    Buzzi Unicem SpA....................................    35,964     613,959
#   Cairo Communication SpA.............................     8,750      43,027
    Cementir Holding SpA................................    27,195     182,487
*   CIR-Compagnie Industriali Riunite SpA...............   267,942     285,017
    CNH Industrial NV...................................    37,663     338,009
    Credito Emiliano SpA................................    35,802     301,807
*   Credito Valtellinese SC.............................   737,433   1,051,193
*   d'Amico International Shipping SA...................   121,883      96,265
    Danieli & C Officine Meccaniche SpA.................     5,749     120,939
    Datalogic SpA.......................................     6,773      98,704
    Davide Campari-Milano SpA...........................    54,772     438,267
    De' Longhi..........................................    19,074     464,868
    DiaSorin SpA........................................     7,370     338,524
    Ei Towers SpA.......................................     3,712     238,434
    El.En. SpA..........................................       407      18,383
    Enel Green Power SpA................................   128,256     266,423
    Engineering SpA.....................................     2,192     140,262
    Eni SpA.............................................   149,908   2,623,482
    Eni SpA Sponsored ADR...............................    10,306     360,710

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
ITALY -- (Continued)
    ERG SpA...........................................  33,772 $  436,967
    Esprinet SpA......................................  14,497    128,042
#*  Eurotech SpA......................................  15,195     29,622
    Falck Renewables SpA..............................  99,601    130,398
*   Fiat Chrysler Automobiles NV......................  36,094    567,770
*   Finmeccanica SpA.................................. 116,160  1,673,767
    FNM SpA...........................................  72,438     46,470
#*  Geox SpA..........................................  19,867     80,583
*   Gruppo Editoriale L'Espresso SpA..................  86,855     98,352
    Hera SpA.......................................... 124,323    313,593
*   IMMSI SpA.........................................  93,687     61,756
    Industria Macchine Automatiche SpA................   6,520    337,591
*   Intek Group SpA...................................  68,376     25,328
    Interpump Group SpA...............................  25,461    432,548
    Intesa Sanpaolo SpA............................... 681,539  2,624,014
    Iren SpA.......................................... 160,842    234,187
#   Italcementi SpA................................... 118,292  1,307,580
    Italmobiliare SpA.................................   4,660    191,842
#*  Juventus Football Club SpA........................ 222,962     70,022
    La Doria SpA......................................   4,651     65,874
#*  Landi Renzo SpA...................................   7,410      7,362
    Luxottica Group SpA...............................   6,991    506,965
    Luxottica Group SpA Sponsored ADR.................     300     21,666
#*  Maire Tecnimont SpA...............................  50,031    172,270
    MARR SpA..........................................  14,639    270,720
    Mediaset SpA...................................... 199,775  1,011,577
    Mediobanca SpA.................................... 182,357  1,987,328
    Mediolanum SpA....................................  19,890    159,234
    Moncler SpA.......................................  12,823    260,558
    Parmalat SpA......................................  66,960    176,167
    Piaggio & C SpA...................................  76,038    242,113
    Pirelli & C. SpA..................................  18,964    313,552
#*  Prelios SpA.......................................  12,061      4,978
    Prima Industrie SpA...............................   2,010     38,306
    Prysmian SpA......................................  55,310  1,269,962
#*  RCS MediaGroup SpA................................  29,449     34,006
    Recordati SpA.....................................  28,280    704,339
*   Reno de Medici SpA................................ 107,923     41,856
    Reply SpA.........................................   1,487    167,802
#*  Retelit SpA.......................................  53,073     33,388
    Sabaf SpA.........................................   1,518     21,007
#*  Safilo Group SpA..................................  25,731    326,426
#*  Saipem SpA........................................  61,756    538,929
    Salini Impregilo SpA..............................  88,819    423,803
    Salvatore Ferragamo SpA...........................  18,735    592,505
*   Saras SpA.........................................  95,427    215,442
    SAVE SpA..........................................   5,671     81,298
    Servizi Italia SpA................................   2,006     10,122
*   Snai SpA..........................................  24,408     35,186
    Societa Cattolica di Assicurazioni SCRL...........  61,149    500,185
    Societa Iniziative Autostradali e Servizi SpA.....  22,976    270,334
*   Sogefi SpA........................................  22,695     69,877
    SOL SpA...........................................  10,697     88,074

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
ITALY -- (Continued)
*   Sorin SpA.........................................  84,969 $   245,680
*   Telecom Italia SpA................................ 815,822   1,081,051
*   Telecom Italia SpA Sponsored ADR..................  32,914     434,465
    Tenaris SA(2167367)...............................   2,700      67,905
    Tenaris SA(7538515)...............................  19,670     248,637
    Terna Rete Elettrica Nazionale SpA................ 110,241     514,150
*   Tiscali SpA....................................... 864,633      57,530
#   Tod's SpA.........................................   4,012     405,287
#   Trevi Finanziaria Industriale SpA.................  50,212      93,184
    TXT e-solutions SpA...............................   1,190      10,334
    UniCredit SpA..................................... 212,889   1,411,728
    Unione di Banche Italiane SCPA.................... 332,593   2,697,572
    Unipol Gruppo Finanziario SpA..................... 134,171     718,964
    UnipolSai SpA..................................... 231,365     601,206
    Vittoria Assicurazioni SpA........................  14,931     165,651
*   World Duty Free SpA...............................  33,686     376,890
*   Yoox SpA..........................................  18,471     624,199
    Zignago Vetro SpA.................................   6,560      40,543
                                                               -----------
TOTAL ITALY...........................................          53,199,031
                                                               -----------
JAPAN -- (22.0%)
    77 Bank, Ltd. (The)............................... 153,000     995,398
    A&D Co., Ltd......................................   9,700      38,947
#   ABC-Mart, Inc.....................................   1,100      66,046
    Accordia Golf Co., Ltd............................  33,000     347,849
    Achilles Corp.....................................  88,000     109,245
    Adastria Co., Ltd.................................   8,880     429,125
    ADEKA Corp........................................  42,200     545,039
    Aderans Co., Ltd..................................   9,700      78,532
    Advan Co., Ltd....................................   4,200      62,106
#   Advanex, Inc......................................  14,000      26,302
#   Advantest Corp....................................  18,100     158,195
    Advantest Corp. ADR...............................   1,800      15,768
    Aeon Co., Ltd..................................... 245,419   3,750,187
    Aeon Delight Co., Ltd.............................   5,100     165,665
#   Aeon Fantasy Co., Ltd.............................   5,800      89,075
#*  AGORA Hospitality Group Co., Ltd..................  34,000      12,877
    Agro-Kanesho Co., Ltd.............................   2,700      21,854
    Ahresty Corp......................................  15,300     118,032
    Ai Holdings Corp..................................   9,600     155,406
    Aica Kogyo Co., Ltd...............................  10,900     242,731
    Aichi Bank, Ltd. (The)............................   4,600     257,626
    Aichi Corp........................................  16,200      97,798
    Aichi Steel Corp..................................  66,000     288,937
    Aichi Tokei Denki Co., Ltd........................  17,000      51,234
    Aida Engineering, Ltd.............................  22,100     211,589
*   Aigan Co., Ltd....................................   2,400       5,112
    Ain Pharmaciez, Inc...............................   6,800     322,724
    Aiphone Co., Ltd..................................   1,100      18,093
    Air Water, Inc....................................  23,000     398,983
    Airport Facilities Co., Ltd.......................   7,300      38,385
    Aisan Industry Co., Ltd...........................  18,000     165,619
    Aisin Seiki Co., Ltd..............................  17,100     693,215

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    AIT Corp..........................................   2,600 $   23,006
    Aizawa Securities Co., Ltd........................   3,400     23,161
    Ajinomoto Co., Inc................................  25,000    574,936
#   Akebono Brake Industry Co., Ltd...................  53,200    160,008
    Akita Bank, Ltd. (The)............................  98,000    301,024
    Alconix Corp......................................   6,700    104,050
    Alfresa Holdings Corp.............................  27,700    463,899
    Alinco, Inc.......................................   4,900     43,814
#*  Allied Telesis Holdings K.K.......................  20,700     11,844
#   Alpen Co., Ltd....................................  11,000    173,612
    Alpha Corp........................................   1,500     16,105
    Alpha Systems, Inc................................     560      8,351
    Alpine Electronics, Inc...........................  27,400    451,424
    Alps Electric Co., Ltd............................  49,200  1,550,735
    Alps Logistics Co., Ltd...........................   3,800     48,869
    Altech Corp.......................................   1,500     36,422
    Amada Holdings Co., Ltd...........................  99,000    969,711
    Amano Corp........................................  25,900    360,295
    Amiyaki Tei Co., Ltd..............................   2,800    112,244
    Amuse, Inc........................................   1,300     42,401
    Anest Iwata Corp..................................  13,500     85,745
    Anritsu Corp......................................  57,900    414,591
    AOI Pro, Inc......................................   7,200     61,538
    AOKI Holdings, Inc................................  22,378    288,927
    Aomori Bank, Ltd. (The)........................... 127,000    405,477
    Aoyama Trading Co., Ltd...........................  24,800    985,243
    Aozora Bank, Ltd..................................  59,000    226,393
    Arakawa Chemical Industries, Ltd..................   9,500    111,677
    Arata Corp........................................   3,000     49,874
    Araya Industrial Co., Ltd.........................  17,000     23,867
    Arcland Sakamoto Co., Ltd.........................   9,800    237,659
    ARCLAND SERVICE Co., Ltd..........................     500     23,233
    Arcs Co., Ltd.....................................  16,289    356,933
#*  Ardepro Co., Ltd..................................  29,900     29,417
    Ariake Japan Co., Ltd.............................   3,200    138,506
    Arisawa Manufacturing Co., Ltd....................  20,100    138,974
#*  Arrk Corp.........................................  16,100     16,611
    Artnature, Inc....................................   9,100     77,653
    As One Corp.......................................   5,100    168,187
    Asahi Broadcasting Corp...........................     200      1,530
#   Asahi Co., Ltd....................................   4,900     58,693
    Asahi Diamond Industrial Co., Ltd.................  22,800    218,116
    Asahi Glass Co., Ltd.............................. 209,000  1,224,483
    Asahi Group Holdings, Ltd.........................   7,500    251,355
    Asahi Holdings, Inc...............................  15,400    232,986
    Asahi Intecc Co., Ltd.............................  10,000    334,137
    Asahi Kasei Corp..................................  82,000    622,896
    Asahi Kogyosha Co., Ltd...........................   4,000     14,284
    Asahi Organic Chemicals Industry Co., Ltd.........  49,000     99,981
    Asante, Inc.......................................   1,600     24,977
    Asanuma Corp......................................  48,000     66,186
    Asatsu-DK, Inc....................................  17,400    390,966
    Ashikaga Holdings Co., Ltd........................  15,500     65,133

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Ashimori Industry Co., Ltd........................  43,000 $   70,672
#*  Asia Growth Capital, Ltd..........................  23,500     39,196
    Asics Corp........................................   5,000    143,691
    ASKA Pharmaceutical Co., Ltd......................  13,800    177,899
#   ASKUL Corp........................................   2,300     83,669
    Asunaro Aoki Construction Co., Ltd................   6,500     44,143
#   Ateam, Inc........................................   2,600     50,833
    Atom Corp.........................................  16,000    114,950
    Autobacs Seven Co., Ltd...........................  31,600    572,976
    Avex Group Holdings, Inc..........................  13,600    228,472
    Awa Bank, Ltd. (The)..............................  99,000    623,179
    Axell Corp........................................   4,700     66,312
    Axial Retailing Inc...............................   6,100    184,416
    Azbil Corp........................................  17,400    413,224
    Bandai Namco Holdings, Inc........................  16,200    359,094
    Bando Chemical Industries, Ltd....................  51,000    215,401
#   Bank of Iwate, Ltd. (The).........................  12,200    539,710
    Bank of Kochi, Ltd. (The).........................  35,000     46,014
    Bank of Kyoto, Ltd. (The).........................  95,000  1,120,161
#   Bank of Nagoya, Ltd. (The)........................ 127,000    496,094
    Bank of Okinawa, Ltd. (The).......................  10,100    422,816
    Bank of Saga, Ltd. (The)..........................  68,000    161,674
    Bank of the Ryukyus, Ltd..........................  19,100    283,762
    Bank of Yokohama, Ltd. (The)...................... 168,000  1,067,479
    Belc Co., Ltd.....................................   5,400    190,587
    Belluna Co., Ltd..................................  32,400    194,056
    Benefit One, Inc..................................   4,000     88,413
    Benesse Holdings, Inc.............................  19,100    515,097
#   Best Denki Co., Ltd...............................  22,500     27,219
#   Bic Camera, Inc...................................  29,500    334,215
#   Bit-isle, Inc.....................................  12,800     48,914
    BML, Inc..........................................   5,500    171,154
    Bookoff Corp......................................   4,100     30,341
#   BP Castrol K.K....................................   2,700     29,096
    Bridgestone Corp..................................  12,200    459,878
#   Broadleaf Co., Ltd................................  13,900    132,961
    Broccoli Co., Ltd.................................  11,000     45,099
#   BRONCO BILLY Co., Ltd.............................   3,900     79,341
    Brother Industries, Ltd...........................  23,900    330,157
    Bunka Shutter Co., Ltd............................  32,100    257,004
    C Uyemura & Co., Ltd..............................   1,000     53,171
    Calbee, Inc.......................................   3,300    147,042
    Calsonic Kansei Corp..............................  81,000    590,838
#   Can Do Co., Ltd...................................   3,700     46,107
    Canon Electronics, Inc............................   7,800    146,647
    Canon Marketing Japan, Inc........................  18,500    292,528
    Canon, Inc........................................  24,500    783,880
    Capcom Co., Ltd...................................  13,600    297,382
    Career Design Center Co., Ltd.....................   1,900     23,017
#   Carlit Holdings Co., Ltd..........................   7,400     32,649
#   Casio Computer Co., Ltd...........................  18,200    362,556
    Cawachi, Ltd......................................  11,400    182,113
    Central Glass Co., Ltd............................ 118,000    496,636

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Central Security Patrols Co., Ltd.................   1,500 $   19,131
    Central Sports Co., Ltd...........................   1,300     26,101
    Century Tokyo Leasing Corp........................  13,000    441,014
    CFS Corp..........................................   1,500     15,255
    Chiba Bank, Ltd. (The)............................ 112,000    892,410
    Chiba Kogyo Bank, Ltd. (The)......................  22,100    134,462
    CHIMNEY Co., Ltd..................................   2,100     59,025
    Chino Corp........................................   3,300     33,332
    Chiyoda Co., Ltd..................................   8,200    217,700
    Chiyoda Integre Co., Ltd..........................   7,900    174,994
    Chori Co., Ltd....................................   5,700     88,004
    Chubu Shiryo Co., Ltd.............................  11,400     97,640
#   Chuetsu Pulp & Paper Co., Ltd.....................  57,000    104,804
*   Chugai Mining Co., Ltd............................  36,200      8,761
    Chugai Ro Co., Ltd................................  30,000     65,524
    Chugoku Bank, Ltd. (The)..........................  50,100    782,565
    Chugoku Marine Paints, Ltd........................  37,000    267,831
    Chukyo Bank, Ltd. (The)...........................  90,000    172,796
    Chuo Spring Co., Ltd..............................   5,000     13,019
    Citizen Holdings Co., Ltd.........................  70,900    473,002
    CKD Corp..........................................  27,600    273,464
#   Clarion Co., Ltd..................................  50,000    142,983
    Cleanup Corp......................................  12,000     88,799
#   CMIC Holdings Co., Ltd............................   7,100     95,951
    CMK Corp..........................................  23,500     57,004
    Coca-Cola East Japan Co., Ltd.....................  14,972    275,482
    Coca-Cola West Co., Ltd...........................  39,000    785,554
    Cocokara fine, Inc................................   8,800    329,847
#   COLOPL, Inc.......................................   5,600    108,786
#   Colowide Co., Ltd.................................  16,400    256,377
    Computer Engineering & Consulting, Ltd............   5,400     47,661
    COMSYS Holdings Corp..............................  38,400    582,151
    CONEXIO Corp......................................   7,800     92,381
#   COOKPAD, Inc......................................  10,800    222,650
    Corona Corp.......................................   5,000     50,184
    Cosel Co., Ltd....................................   2,300     26,880
*   Cosmo Oil Co., Ltd................................ 458,000    741,710
*   Cosmos Initia Co., Ltd............................   6,700     29,416
    Cosmos Pharmaceutical Corp........................   1,000    128,477
    Create Restaurants Holdings, Inc..................   3,200     75,524
    CREATE SD HOLDINGS Co., Ltd.......................   2,200    133,719
    Credit Saison Co., Ltd............................   8,000    177,055
    Cresco, Ltd.......................................   2,400     40,118
#   CROOZ, Inc........................................   3,000    118,659
#   CTI Engineering Co., Ltd..........................   8,100     78,983
    DA Consortium, Inc................................  10,800     40,659
    Dai Nippon Printing Co., Ltd......................  79,000    876,593
    Dai Nippon Toryo Co., Ltd.........................  88,000    130,601
    Dai-Dan Co., Ltd..................................   6,000     39,577
    Dai-ichi Life Insurance Co., Ltd. (The)...........  59,600  1,210,618
#   Dai-ichi Seiko Co., Ltd...........................   7,000    101,035
    Daibiru Corp......................................  28,400    259,289
    Daicel Corp.......................................  56,800    769,873

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Daido Kogyo Co., Ltd..............................  22,000 $   43,100
    Daido Metal Co., Ltd..............................  18,600    176,777
    Daido Steel Co., Ltd.............................. 124,000    470,278
#   Daidoh, Ltd.......................................  17,900     73,651
    Daifuku Co., Ltd..................................  30,400    439,219
    Daihatsu Diesel Manufacturing Co., Ltd............  13,000     80,367
#   Daihatsu Motor Co., Ltd...........................  21,500    305,337
    Daihen Corp.......................................  54,000    251,590
    Daiho Corp........................................  44,000    176,037
    Daiichi Jitsugyo Co., Ltd.........................  31,000    172,659
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............   2,100     59,651
    Daiichi Sankyo Co., Ltd...........................  23,600    483,261
    Daiichikosho Co., Ltd.............................  12,100    475,763
    Daiken Corp.......................................  44,000    119,902
#   Daiken Medical Co., Ltd...........................   6,000     56,932
    Daiki Aluminium Industry Co., Ltd.................  10,000     31,285
    Daikin Industries, Ltd............................   5,800    374,840
    Daikoku Denki Co., Ltd............................   5,700     82,166
    Daikokutenbussan Co., Ltd.........................   2,100     81,144
    Daikyo, Inc....................................... 162,000    274,402
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  37,000    174,502
    Daio Paper Corp...................................  49,000    557,799
    Daisan Bank, Ltd. (The)...........................  66,000    105,406
    Daiseki Co., Ltd..................................   5,400    103,398
    Daishi Bank, Ltd. (The)........................... 172,000    741,789
#   Daishinku Corp....................................  20,000     43,540
    Daiso Co., Ltd....................................  46,000    175,102
    Daisyo Corp.......................................   2,000     26,027
    Daito Bank, Ltd. (The)............................  39,000     54,730
    Daito Electron Co., Ltd...........................   2,600     20,130
    Daito Pharmaceutical Co., Ltd.....................   6,960    178,755
    Daito Trust Construction Co., Ltd.................   4,100    432,973
    Daiwa House Industry Co., Ltd.....................  19,000    472,572
    Daiwa Securities Group, Inc....................... 126,447    982,548
    Daiwabo Holdings Co., Ltd.........................  96,000    181,171
    DC Co., Ltd.......................................   3,400     11,515
    DCM Holdings Co., Ltd.............................  53,900    490,651
#   Dena Co., Ltd.....................................  28,500    566,197
    Denki Kagaku Kogyo K.K............................ 241,000  1,002,202
    Denso Corp........................................   9,600    475,832
    Dentsu, Inc.......................................   4,300    243,343
    Denyo Co., Ltd....................................   8,400    126,444
    Descente, Ltd.....................................  14,000    206,623
    DIC Corp.......................................... 200,000    470,640
    Digital Arts, Inc.................................   1,800     25,389
    Disco Corp........................................   2,400    185,446
    DKS Co., Ltd......................................  28,000     83,524
    DMG Mori Co., Ltd.................................  17,700    272,602
    Don Quijote Holdings Co., Ltd.....................   4,700    200,364
    Doshisha Co., Ltd.................................  10,000    185,216
    Doutor Nichires Holdings Co., Ltd.................  16,700    268,642
    Dowa Holdings Co., Ltd............................  41,000    389,566
    Dr Ci:Labo Co., Ltd...............................   5,800    106,279

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Dream Incubator, Inc..............................   2,100 $ 42,317
    DSB Co, Ltd.......................................   4,700   38,185
    DTS Corp..........................................  10,100  225,546
    Dunlop Sports Co., Ltd............................   6,700   64,574
    Duskin Co., Ltd...................................   6,300  119,469
    Dynic Corp........................................   5,000    7,377
    Eagle Industry Co., Ltd...........................   8,600  173,183
    Earth Chemical Co., Ltd...........................   1,700   65,693
    Ebara Corp........................................ 172,000  780,434
    Ebara Jitsugyo Co., Ltd...........................   4,100   49,512
#   EDION Corp........................................  55,100  363,739
    eGuarantee, Inc...................................   1,200   23,800
#   Ehime Bank, Ltd. (The)............................  98,000  210,189
    Eidai Co., Ltd....................................  12,000   44,410
    Eighteenth Bank, Ltd. (The).......................  84,000  248,375
    Eiken Chemical Co., Ltd...........................   5,900  116,359
    Eizo Corp.........................................  10,800  245,993
    Elecom Co., Ltd...................................   5,500  125,311
    Elematec Corp.....................................   2,874   66,946
    en-japan, Inc.....................................   3,400   76,938
    Endo Lighting Corp................................   5,600   62,458
    Enplas Corp.......................................   5,100  205,472
#*  Enshu, Ltd........................................  31,000   30,487
    EPS Holdings, Inc.................................  10,200  123,750
#   Excel Co., Ltd....................................   5,800   91,785
    Exedy Corp........................................  19,100  472,097
    Ezaki Glico Co., Ltd..............................   7,000  383,519
    F&A Aqua Holdings, Inc............................   8,800  187,514
#   F-Tech, Inc.......................................   4,800   46,655
#   F@N Communications, Inc...........................  17,500  133,042
    FALCO HOLDINGS Co., Ltd...........................   1,700   22,928
    FamilyMart Co., Ltd...............................   4,000  193,312
#   Fancl Corp........................................  14,600  225,633
#   FCC Co., Ltd......................................  22,500  353,472
*   FDK Corp..........................................  29,000   31,080
    Feed One Holdings Co., Ltd........................  33,840   43,900
    Ferrotec Corp.....................................  17,400  120,671
    FIDEA Holdings Co., Ltd...........................  77,400  165,960
#   Fields Corp.......................................   7,300  117,755
    Financial Products Group Co., Ltd.................  19,100  149,684
#   FINDEX, Inc.......................................   6,400   65,248
#*  First Baking Co., Ltd.............................   4,000    3,871
    First Juken Co., Ltd..............................   2,900   32,910
    FJ Next Co., Ltd..................................   2,200   10,867
    Foster Electric Co., Ltd..........................  14,600  299,993
    FP Corp...........................................   6,300  203,178
    France Bed Holdings Co., Ltd......................  57,000   87,790
    Freund Corp.......................................   1,900   21,767
#   FTGroup Co., Ltd..................................   2,100   37,937
#   Fudo Tetra Corp................................... 108,600  169,779
    Fuji Co., Ltd.....................................   8,900  198,599
#   Fuji Corp., Ltd...................................  15,200   85,463
    Fuji Electric Co., Ltd............................ 111,000  458,902

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Fuji Furukawa Engineering & Construction Co., Ltd.......   2,000 $    5,161
    Fuji Kiko Co., Ltd......................................  14,100     71,848
    Fuji Kosan Co., Ltd.....................................     100        452
#   Fuji Kyuko Co., Ltd.....................................  15,000    149,763
    Fuji Media Holdings, Inc................................  22,200    286,361
    Fuji Oil Co., Ltd.(6581361).............................  39,000    146,866
    Fuji Oil Co., Ltd.(6356848).............................  31,800    532,846
    Fuji Pharma Co., Ltd....................................   2,600     46,421
    Fuji Seal International, Inc............................   9,600    296,873
    Fuji Soft, Inc..........................................  11,100    231,928
    Fujibo Holdings, Inc....................................  77,000    148,373
    Fujicco Co., Ltd........................................   7,000    146,399
    FUJIFILM Holdings Corp..................................  26,300  1,043,024
    Fujikura Kasei Co., Ltd.................................   7,100     31,831
#   Fujikura Rubber, Ltd....................................  10,600     59,417
    Fujikura, Ltd........................................... 178,000    942,284
    Fujimi, Inc.............................................   8,800    120,337
    Fujimori Kogyo Co., Ltd.................................   6,000    168,022
*   Fujisash Co., Ltd.......................................  46,300     50,767
#   Fujishoji Co., Ltd......................................   4,500     52,018
#   Fujita Kanko, Inc.......................................  24,000     81,776
    Fujitec Co., Ltd........................................  26,300    272,418
    Fujitsu Frontech, Ltd...................................   8,000    123,567
    Fujitsu General, Ltd....................................  18,000    255,414
    Fujitsu, Ltd............................................ 116,000    608,530
*   Fujiya Co., Ltd.........................................  18,000     28,013
    FuKoKu Co., Ltd.........................................   4,000     36,994
    Fukuda Corp.............................................  13,000     84,766
    Fukui Bank, Ltd. (The).................................. 177,000    379,713
    Fukuoka Financial Group, Inc............................ 129,000    662,976
    Fukushima Bank, Ltd. (The).............................. 172,000    138,640
    Fukushima Industries Corp...............................   8,600    171,221
#   Fukuyama Transporting Co., Ltd..........................  80,000    410,972
    FULLCAST Holdings Co., Ltd..............................   1,500     12,181
#   Fumakilla, Ltd..........................................   6,000     31,551
    Funai Soken Holdings Inc................................   3,700     53,888
#   Furukawa Battery Co., Ltd. (The)........................   9,000     65,192
    Furukawa Co., Ltd....................................... 117,000    228,204
    Furukawa Electric Co., Ltd.............................. 406,000    673,819
    Furuno Electric Co., Ltd................................  13,700    100,447
    Furusato Industries, Ltd................................   3,700     53,774
    Furuya Metal Co., Ltd...................................     400      8,017
    Fuso Chemical Co., Ltd..................................   1,800     22,365
    Fuso Pharmaceutical Industries, Ltd.....................  32,000     76,821
    Futaba Industrial Co., Ltd..............................  34,900    147,677
    Future Architect, Inc...................................  10,200     63,151
    Fuyo General Lease Co., Ltd.............................   5,000    209,524
    G-7 Holdings, Inc.......................................   1,500     21,014
    G-Tekt Corp.............................................  14,000    129,634
    Gakken Holdings Co., Ltd................................  30,000     59,500
    GCA Savvian Corp........................................   6,800    105,418
    Gecoss Corp.............................................  10,100     97,272
    Genki Sushi Co., Ltd....................................   1,600     32,240

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
#   Genky Stores, Inc.................................     600 $ 74,451
    Geo Holdings Corp.................................  22,400  308,454
#   Giken, Ltd........................................   2,500   33,291
#   GLOBERIDE, Inc....................................  57,000   75,788
    Glory, Ltd........................................  14,800  430,333
    GMO internet, Inc.................................  25,600  427,321
    GMO Payment Gateway, Inc..........................   5,000  163,635
    Godo Steel, Ltd...................................  85,000  154,153
    Goldcrest Co., Ltd................................  12,990  265,990
    Goldwin, Inc......................................   7,000   51,614
#   Gourmet Kineya Co., Ltd...........................   7,000   55,552
    Grandy House Corp.................................   3,100   10,209
    Gree, Inc.........................................  60,200  354,060
    GS Yuasa Corp..................................... 103,000  410,999
    GSI Creos Corp....................................  26,000   28,091
#   Gulliver International Co., Ltd...................  17,800  176,439
    Gun-Ei Chemical Industry Co., Ltd.................  30,000   81,276
#   GungHo Online Entertainment, Inc..................  14,400   47,787
    Gunma Bank, Ltd. (The)............................ 117,000  869,483
    Gunze, Ltd........................................ 121,000  328,805
    Gurunavi, Inc.....................................  11,200  178,605
    H-One Co., Ltd....................................   6,900   39,181
    H2O Retailing Corp................................  28,700  598,955
    Hachijuni Bank, Ltd. (The)........................ 115,000  892,479
    Hagihara Industries, Inc..........................   2,900   47,558
    Hakudo Co., Ltd...................................   1,500   17,080
    Hakuhodo DY Holdings, Inc.........................  32,300  360,891
    Hakuto Co., Ltd...................................   9,600  118,024
    Hamakyorex Co., Ltd...............................   5,200  199,178
    Hamamatsu Photonics K.K...........................  10,800  280,867
    Hankyu Hanshin Holdings, Inc......................  78,000  492,727
    Hanwa Co., Ltd.................................... 111,000  482,070
    Happinet Corp.....................................  10,000  105,627
    Hard Off Corp. Co., Ltd...........................   1,800   22,372
    Harima Chemicals Group, Inc.......................   2,100    8,313
#   Harmonic Drive Systems, Inc.......................   7,200  107,488
    Haruyama Trading Co., Ltd.........................     300    1,801
    Haseko Corp.......................................  18,500  234,264
*   Hayashikane Sangyo Co., Ltd.......................  38,000   46,208
    Hazama Ando Corp..................................  68,850  364,677
    Heiwa Corp........................................  18,800  412,849
    Heiwa Real Estate Co., Ltd........................  25,400  366,497
    Heiwado Co., Ltd..................................  16,100  348,146
    Helios Techno Holdings Co., Ltd...................   7,200   24,383
    HI-LEX Corp.......................................   7,000  224,723
    Hibiya Engineering, Ltd...........................   1,900   25,037
    Hiday Hidaka Corp.................................   3,283   79,940
#   Higashi Nihon House Co., Ltd......................  29,600  138,760
    Higashi-Nippon Bank, Ltd. (The)...................  74,000  277,371
    Higo Bank, Ltd. (The).............................  86,000  530,845
    Hikari Tsushin, Inc...............................   2,300  160,559
    Himaraya Co., Ltd.................................   1,900   17,401
    Hino Motors, Ltd..................................  15,400  199,293

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Hioki EE Corp.....................................   3,100 $   69,417
#   Hiramatsu, Inc....................................  11,500     73,157
    Hirose Electric Co., Ltd..........................   1,100    131,215
    Hiroshima Bank, Ltd. (The)........................ 152,000    890,771
#   Hiroshima Gas Co., Ltd............................   6,900     26,731
    HIS Co., Ltd......................................   2,100     76,364
    Hisamitsu Pharmaceutical Co., Inc.................   3,800    138,142
    Hitachi Capital Corp..............................  26,700    725,258
    Hitachi Chemical Co., Ltd.........................  21,500    380,184
#   Hitachi Construction Machinery Co., Ltd...........  45,300    753,176
    Hitachi High-Technologies Corp....................   9,800    228,419
    Hitachi Koki Co., Ltd.............................  33,900    274,475
    Hitachi Kokusai Electric, Inc.....................  23,000    310,100
    Hitachi Metals, Ltd...............................  19,710    293,030
    Hitachi Transport System, Ltd.....................  24,500    441,643
    Hitachi Zosen Corp................................  72,740    382,863
    Hitachi, Ltd...................................... 137,000    887,593
    Hitachi, Ltd. ADR.................................   4,900    318,696
    Hito Communications, Inc..........................     600     11,859
#   Hochiki Corp......................................   8,900     68,967
    Hodogaya Chemical Co., Ltd........................  49,000     69,981
    Hogy Medical Co., Ltd.............................   3,800    184,725
*   Hokkaido Electric Power Co., Inc..................  23,700    285,803
#   Hokkaido Gas Co., Ltd.............................  12,000     27,795
    Hokkan Holdings, Ltd..............................  23,000     53,254
    Hokko Chemical Industry Co., Ltd..................   6,000     22,813
    Hokkoku Bank, Ltd. (The).......................... 151,000    550,099
    Hokuetsu Bank, Ltd. (The)......................... 119,000    239,884
    Hokuetsu Industries Co., Ltd......................   9,900     71,169
    Hokuetsu Kishu Paper Co., Ltd.....................  81,500    486,695
    Hokuhoku Financial Group, Inc..................... 380,000    897,160
#   Hokuriku Electric Industry Co., Ltd...............  29,000     39,002
    Hokuriku Electric Power Co........................   8,500    130,665
    Hokuto Corp.......................................   9,000    179,823
    Honda Motor Co., Ltd..............................  54,123  1,818,397
    Honda Motor Co., Ltd. Sponsored ADR...............  14,859    504,612
    Honeys Co., Ltd...................................  11,470     95,538
    Honshu Chemical Industry Co., Ltd.................   1,000     11,404
#   Hoosiers Holdings.................................  18,400     74,084
    Horiba, Ltd.......................................  13,500    510,167
    Hoshizaki Electric Co., Ltd.......................   2,800    166,897
    Hosokawa Micron Corp..............................  20,000     94,253
    House Foods Group, Inc............................  23,400    472,823
    Howa Machinery, Ltd...............................   7,500     44,891
    Hulic Co., Ltd....................................   7,300     72,201
    Hyakugo Bank, Ltd. (The).......................... 189,000    901,927
    Hyakujushi Bank, Ltd. (The)....................... 150,000    504,257
    I-Net Corp/Kanagawa...............................   7,000     68,134
    Ibiden Co., Ltd...................................  46,100    762,169
    IBJ Leasing Co., Ltd..............................   6,100    143,436
    Ichibanya Co., Ltd................................   2,800    118,791
#   Ichiken Co., Ltd..................................  15,000     31,325
    Ichikoh Industries, Ltd...........................  36,000     78,555

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Ichinen Holdings Co., Ltd.........................  11,800 $  110,258
    Ichiyoshi Securities Co., Ltd.....................  16,300    149,390
    Idec Corp.........................................  11,400     97,862
    Idemitsu Kosan Co., Ltd...........................  39,800    731,561
    Ihara Chemical Industry Co., Ltd..................  10,000    120,810
    IHI Corp..........................................  99,000    393,447
    Iida Group Holdings Co., Ltd......................  48,420    849,892
    Iino Kaiun Kaisha, Ltd............................  55,200    265,654
    IJT Technology Holdings Co., Ltd..................   3,000     11,987
#   Ikegami Tsushinki Co., Ltd........................  29,000     38,146
    Ikyu Corp.........................................   6,500    136,236
    Imagica Robot Holdings, Inc.......................   2,500     11,425
    Imasen Electric Industrial........................  10,900    109,447
#   Imperial Hotel, Ltd...............................     400      9,145
    Inaba Denki Sangyo Co., Ltd.......................  10,200    347,433
    Inaba Seisakusho Co., Ltd.........................     100      1,103
    Inabata & Co., Ltd................................  23,100    246,560
    Inageya Co., Ltd..................................   8,700    103,036
    Ines Corp.........................................  16,800    164,642
    Infocom Corp......................................   8,800     91,181
    Information Services International-Dentsu, Ltd....   8,500    101,436
    Innotech Corp.....................................  19,800     76,815
    Intage Holdings, Inc..............................   2,400     40,195
    Internet Initiative Japan, Inc....................  18,800    359,631
#   Inui Global Logistics Co., Ltd....................  15,795    119,943
    Iriso Electronics Co., Ltd........................   2,600    172,414
    Ise Chemical Corp.................................   7,000     38,108
#   Iseki & Co., Ltd.................................. 145,000    265,473
    Isetan Mitsukoshi Holdings, Ltd...................  18,000    327,446
*   Ishihara Sangyo Kaisha, Ltd....................... 234,000    216,882
    Ishii Iron Works Co., Ltd.........................  19,000     33,558
#*  Ishizuka Glass Co., Ltd...........................   3,000      6,868
    Isuzu Motors, Ltd.................................  33,000    456,793
    IT Holdings Corp..................................  38,500    881,685
    Itfor, Inc........................................   3,200     12,808
    Ito En, Ltd.......................................   9,100    211,530
    ITOCHU Corp....................................... 110,300  1,350,274
    Itochu Enex Co., Ltd..............................  30,800    301,993
    Itochu Techno-Solutions Corp......................   6,800    158,767
    Itochu-Shokuhin Co., Ltd..........................   2,000     70,151
    Itoham Foods, Inc.................................  69,000    382,352
    Itoki Corp........................................  33,553    181,565
    Iwai Cosmo Holdings, Inc..........................  12,900    167,641
    Iwaki & Co., Ltd..................................  18,000     33,232
    Iwasaki Electric Co., Ltd.........................  56,000    113,742
    Iwatani Corp......................................  59,000    360,996
    Iyo Bank, Ltd. (The)..............................  62,800    798,440
    Izumi Co., Ltd....................................   2,600    121,261
#*  Izutsuya Co., Ltd................................. 118,000     73,379
    J Front Retailing Co., Ltd........................  37,900    712,024
    J Trust Co., Ltd..................................   3,000     24,527
    J-Oil Mills, Inc..................................  62,000    210,105
    JAC Recruitment Co., Ltd..........................   1,800     13,389

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Jalux, Inc........................................   1,800 $   39,088
    Jamco Corp........................................   4,500    136,099
#*  Janome Sewing Machine Co., Ltd.................... 109,000    112,368
#   Japan Airport Terminal Co., Ltd...................   8,900    473,468
    Japan Aviation Electronics Industry, Ltd..........  16,000    355,720
#*  Japan Communications, Inc.........................  27,500     93,050
    Japan Digital Laboratory Co., Ltd.................   2,500     36,586
#   Japan Drilling Co., Ltd...........................   5,000    129,971
    Japan Exchange Group, Inc.........................  11,100    386,369
    Japan Material Co., Ltd...........................   1,700     24,167
#   Japan Medical Dynamic Marketing, Inc..............   7,200     36,395
    Japan Pile Corp...................................   3,300     23,037
    Japan Property Management Center Co., Ltd.........   3,300     56,710
    Japan Pulp & Paper Co., Ltd.......................  41,000    115,825
    Japan Pure Chemical Co., Ltd......................     300      5,882
    Japan Radio Co., Ltd..............................  32,000    108,315
    Japan Steel Works, Ltd. (The)..................... 124,000    459,854
    Japan Transcity Corp..............................  11,000     42,067
    Japan Vilene Co., Ltd.............................  17,000    113,065
    Japan Wool Textile Co., Ltd. (The)................  30,000    236,348
    JBCC Holdings, Inc................................   9,600     63,425
    JCU Corp..........................................   1,600     62,729
    Jeol, Ltd.........................................  49,000    206,063
    JFE Holdings, Inc.................................  34,660    649,039
    JGC Corp..........................................  15,000    256,172
    Jimoto Holdings, Inc..............................  64,700    113,616
    Jin Co., Ltd......................................   3,700    180,224
    JK Holdings Co., Ltd..............................   6,300     30,663
#   JMS Co., Ltd......................................   7,000     17,277
#   Joban Kosan Co., Ltd..............................   9,000     11,323
    Joshin Denki Co., Ltd.............................  14,000    110,541
    Joyo Bank, Ltd. (The)............................. 104,000    615,104
#   JP-Holdings, Inc..................................  11,100     30,350
    JSP Corp..........................................   5,100     86,054
    JSR Corp..........................................   9,700    161,411
    JTEKT Corp........................................  22,400    386,807
#   Juki Corp.........................................  18,500    212,857
    Juroku Bank, Ltd. (The)........................... 177,000    726,181
*   Justsystems Corp..................................  15,800    107,476
#   JVC Kenwood Corp..................................  80,970    189,993
    JX Holdings, Inc.................................. 359,870  1,534,044
    K&O Energy Group, Inc.............................   6,000     86,094
#   K's Holdings Corp.................................  13,080    415,872
    kabu.com Securities Co., Ltd......................  64,000    217,765
*   Kadokawa Dwango...................................  13,177    157,025
    Kaga Electronics Co., Ltd.........................  11,900    152,566
#   Kagome Co., Ltd...................................   8,400    138,356
    Kagoshima Bank, Ltd. (The)........................  88,000    601,585
    Kajima Corp.......................................  50,843    252,383
    Kakaku.com, Inc...................................   8,800    139,878
    Kaken Pharmaceutical Co., Ltd.....................  14,000    521,617
    Kakiyasu Honten Co., Ltd..........................   2,100     32,945
    Kameda Seika Co., Ltd.............................   2,700    113,128

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Kamei Corp........................................  14,100 $131,734
    Kamigumi Co., Ltd.................................  63,000  592,564
#   Kanagawa Chuo Kotsu Co., Ltd......................   7,000   36,906
    Kanamoto Co., Ltd.................................  11,100  269,270
    Kandenko Co., Ltd.................................  58,000  380,045
    Kaneka Corp....................................... 110,000  793,645
    Kanematsu Corp.................................... 245,000  446,596
    Kansai Paint Co., Ltd.............................  14,000  227,883
    Kansai Super Market, Ltd..........................   1,900   12,751
    Kansai Urban Banking Corp.........................  16,600  187,738
    Kanto Denka Kogyo Co., Ltd........................  21,000  147,993
#*  Kappa Create Holdings Co., Ltd....................  10,100  106,487
    Kasai Kogyo Co., Ltd..............................  17,000  200,294
    Katakura Industries Co., Ltd......................  13,500  154,302
    Kato Sangyo Co., Ltd..............................  13,800  318,030
    Kato Works Co., Ltd...............................  34,000  199,266
    KAWADA TECHNOLOGIES, Inc..........................   3,500  123,334
    Kawai Musical Instruments Manufacturing Co., Ltd..   5,000   82,998
    Kawasaki Heavy Industries, Ltd....................  91,000  398,849
    Kawasaki Kisen Kaisha, Ltd........................ 360,000  803,693
    Kawasumi Laboratories, Inc........................   5,000   37,757
    KDDI Corp.........................................  26,200  665,115
    Keihan Electric Railway Co., Ltd..................  97,000  633,518
    Keihanshin Building Co., Ltd......................  23,500  142,028
    Keihin Co., Ltd...................................  17,000   30,169
#   Keihin Corp.......................................  27,900  396,234
    Keiyo Bank, Ltd. (The)............................ 127,000  640,851
#   Keiyo Co., Ltd....................................  25,300  116,888
    Kenedix, Inc......................................  67,500  263,817
    Kenko Mayonnaise Co., Ltd.........................   7,800  107,481
    Kewpie Corp.......................................  11,500  260,020
    KEY Coffee, Inc...................................   7,600  132,207
*   KI Holdings Co., Ltd..............................   6,000   22,511
    Kikkoman Corp.....................................  10,000  349,508
#   Kimoto Co., Ltd...................................  41,300   96,873
    Kimura Chemical Plants Co., Ltd...................   2,700   10,995
    Kinden Corp.......................................  25,200  335,875
#*  Kintetsu Department Store Co., Ltd................  11,000   30,153
    Kintetsu World Express, Inc.......................   4,200  186,674
    Kinugawa Rubber Industrial Co., Ltd...............  37,000  203,695
    Kirin Holdings Co., Ltd...........................  30,780  473,271
    Kita-Nippon Bank, Ltd. (The)......................   4,500  127,149
    Kitagawa Iron Works Co., Ltd......................  63,000  150,255
    Kitano Construction Corp..........................  23,000   59,305
    Kito Corp.........................................   9,800   91,741
    Kitz Corp.........................................  58,400  266,846
    Kiyo Bank, Ltd. (The).............................  32,000  467,639
#*  KLab, Inc.........................................  11,300  190,499
*   KNT-CT Holdings Co., Ltd..........................  83,000  145,737
    Koa Corp..........................................  19,300  175,393
    Koatsu Gas Kogyo Co., Ltd.........................  15,000   81,487
    Kobayashi Pharmaceutical Co., Ltd.................   1,700  133,352
#   Kobe Bussan Co., Ltd..............................   1,600  151,286

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
*   Kobe Electric Railway Co., Ltd....................   2,000 $    6,094
    Kobe Steel, Ltd................................... 969,000  1,498,847
    Kobelco Eco-Solutions Co., Ltd....................   3,000     16,065
    Kohnan Shoji Co., Ltd.............................  16,400    222,835
    Kohsoku Corp......................................     200      1,452
    Koito Manufacturing Co., Ltd......................  12,000    471,432
    Kojima Co., Ltd...................................  14,700     48,679
#   Kokusai Co., Ltd..................................   1,800     26,322
    Kokuyo Co., Ltd...................................  52,400    544,226
#   KOMAIHALTEC, Inc..................................  27,000     52,208
#   Komatsu Seiren Co., Ltd...........................   3,000     15,217
    Komatsu Wall Industry Co., Ltd....................     900     16,645
    Komatsu, Ltd......................................  32,900    607,957
    Komehyo Co., Ltd..................................   1,300     40,596
    Komeri Co., Ltd...................................  17,900    431,640
    Konaka Co., Ltd...................................  11,100     61,375
    Konami Corp.......................................  15,800    329,509
    Kondotec, Inc.....................................   8,600     53,327
    Konica Minolta, Inc...............................  61,400    765,234
#   Konishi Co., Ltd..................................   8,800    167,326
    Konoike Transport Co., Ltd........................   3,900     50,474
    Kosaido Co., Ltd..................................   2,000      9,935
    Kose Corp.........................................   5,900    573,265
#   Kosei Securities Co., Ltd. (The)..................  10,000     17,806
    Koshidaka Holdings Co., Ltd.......................   3,800     85,407
#   Kotobuki Spirits Co., Ltd.........................   1,700     51,507
    Kourakuen Holdings Corp...........................   2,200     27,702
    Krosaki Harima Corp...............................  35,000     74,770
    KRS Corp..........................................   3,900     82,841
#   KU Holdings Co., Ltd..............................     800      5,098
    Kubota Corp.......................................  22,000    376,258
    Kumagai Gumi Co., Ltd.............................  91,000    256,729
    Kumiai Chemical Industry Co., Ltd.................  18,000    143,618
    Kura Corp.........................................   4,200    129,401
    Kurabo Industries, Ltd............................ 122,000    255,607
    Kuraray Co., Ltd..................................  14,300    168,579
#   Kureha Corp.......................................  91,000    343,496
    Kurimoto, Ltd.....................................  57,000    115,341
    Kurita Water Industries, Ltd......................  16,400    358,406
    Kuriyama Holdings Corp............................     600      9,857
    Kuroda Electric Co., Ltd..........................  19,700    375,790
    Kusuri No Aoki Co., Ltd...........................   4,500    233,214
#   KYB Co., Ltd...................................... 122,000    414,800
    Kyocera Corp......................................  11,700    602,427
    Kyocera Corp. Sponsored ADR.......................   2,504    128,756
    Kyodo Printing Co., Ltd...........................  47,000    130,520
#   Kyoei Steel, Ltd..................................  12,000    207,669
    Kyokuto Boeki Kaisha, Ltd.........................  20,000     49,762
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  17,900    193,289
    Kyokuto Securities Co., Ltd.......................  10,400    152,094
#   Kyokuyo Co., Ltd..................................  31,000     70,016
    KYORIN Holdings, Inc..............................  16,200    315,580
    Kyoritsu Maintenance Co., Ltd.....................   4,320    306,385

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Kyoritsu Printing Co., Ltd........................  23,500 $   62,299
    Kyosan Electric Manufacturing Co., Ltd............  25,000     75,340
#   Kyoto Kimono Yuzen Co., Ltd.......................   2,100     17,382
    Kyowa Electronics Instruments Co., Ltd............  11,500     47,009
    Kyowa Exeo Corp...................................  32,500    395,681
    Kyowa Hakko Kirin Co., Ltd........................  13,000    211,534
    Kyudenko Corp.....................................  23,000    403,657
    LAC Co., Ltd......................................   6,100     92,232
#   Land Business Co., Ltd............................   1,900      5,993
*   Laox Co., Ltd.....................................  14,000     58,815
    Lasertec Corp.....................................  11,800    149,164
    Lawson, Inc.......................................   2,300    171,077
    LEC, Inc..........................................   2,400     26,348
*   Leopalace21 Corp..................................  94,500    516,761
    Life Corp.........................................   5,000    152,611
#   Link And Motivation, Inc..........................  20,000     25,135
    Lintec Corp.......................................  19,500    420,880
#   Lion Corp.........................................  33,000    283,736
#*  Livesense, Inc....................................   2,000      9,320
    LIXIL Group Corp..................................  14,200    284,682
    Look, Inc.........................................  15,000     25,648
    M3, Inc...........................................   6,800    160,238
    Mabuchi Motor Co., Ltd............................   1,300     77,787
*   Macnica Fuji Electronics Holdings, Inc............  16,650    206,304
    Maeda Corp........................................  53,000    358,744
    Maeda Kosen Co., Ltd..............................  12,200    107,109
    Maeda Road Construction Co., Ltd..................  24,000    440,822
    Maezawa Kyuso Industries Co., Ltd.................   1,300     16,710
#   Makino Milling Machine Co., Ltd...................  59,000    513,563
    Makita Corp.......................................   3,400    187,704
    Makita Corp. Sponsored ADR........................   1,988    110,672
    Mamezou Holdings Co., Ltd.........................   9,700     48,600
#   Mamiya-Op Co., Ltd................................  27,000     40,709
    Mandom Corp.......................................   3,600    148,847
    Mani, Inc.........................................   1,400     93,104
    Mars Engineering Corp.............................   5,000     85,648
    Marubeni Corp..................................... 291,700  1,621,122
    Marubun Corp......................................   9,600     74,094
    Marudai Food Co., Ltd.............................  61,000    241,556
#*  Maruei Department Store Co., Ltd..................  18,000     19,289
#   Marufuji Sheet Piling Co., Ltd....................   3,000      7,857
    Maruha Nichiro Corp...............................  11,400    187,267
    Marui Group Co., Ltd..............................  67,200    939,568
    Maruka Machinery Co., Ltd.........................   3,900     65,899
    Marusan Securities Co., Ltd.......................  38,600    431,546
    Maruwa Co., Ltd...................................   4,800    108,571
#   Maruyama Manufacturing Co., Inc...................  28,000     51,723
*   Maruzen CHI Holdings Co., Ltd.....................     700      2,246
    Maruzen Showa Unyu Co., Ltd.......................  24,000     84,598
#   Marvelous, Inc....................................  13,400    156,104
    Matsuda Sangyo Co., Ltd...........................   8,400     97,415
    Matsui Construction Co., Ltd......................  13,200     68,025
    Matsui Securities Co., Ltd........................  11,100    101,561

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Matsumotokiyoshi Holdings Co., Ltd................  12,000 $  579,147
    Matsuya Co., Ltd..................................   6,100    114,457
    Matsuya Foods Co., Ltd............................   3,300     64,250
    Max Co., Ltd......................................  13,000    140,512
    Maxvalu Tokai Co., Ltd............................   2,400     34,666
    Mazda Motor Corp..................................  20,400    400,158
#   McDonald's Holdings Co. Japan, Ltd................   4,300     91,576
    MEC Co., Ltd......................................  11,800     78,783
    Medical System Network Co., Ltd...................   5,200     21,176
    Medipal Holdings Corp.............................  43,600    776,296
    Megachips Corp....................................  13,200    148,176
    Megmilk Snow Brand Co., Ltd.......................  26,400    414,459
    Meidensha Corp....................................  84,000    281,602
    MEIJI Holdings Co., Ltd...........................   5,650    802,482
    Meiji Shipping Co., Ltd...........................   6,100     30,316
*   Meiko Electronics Co., Ltd........................  11,900     32,337
    Meiko Network Japan Co., Ltd......................   7,500     83,146
    Meisei Industrial Co., Ltd........................  22,600    110,578
    Meitec Corp.......................................   7,000    276,238
    Meito Sangyo Co., Ltd.............................   1,100     12,192
    Meiwa Corp........................................   9,600     30,886
    Meiwa Estate Co., Ltd.............................   5,600     26,162
    Melco Holdings, Inc...............................   7,300    127,562
    Message Co., Ltd..................................   5,600    165,063
#   Michinoku Bank, Ltd. (The)........................  66,909    117,668
#   Micronics Japan Co., Ltd..........................   7,300    159,396
    Mie Bank, Ltd. (The)..............................  73,000    161,286
    Mikuni Corp.......................................  14,300     60,653
    Milbon Co., Ltd...................................   4,052    160,208
    Mimasu Semiconductor Industry Co., Ltd............   9,600     85,837
    Minato Bank, Ltd. (The)...........................  98,000    244,258
    Minebea Co., Ltd..................................  48,000    750,650
    Ministop Co., Ltd.................................   9,100    188,484
    Miraca Holdings, Inc..............................   6,500    299,177
    Mirait Holdings Corp..............................  38,810    445,325
    Miroku Jyoho Service Co., Ltd.....................   2,300     16,819
    Misawa Homes Co., Ltd.............................  16,900    137,225
    MISUMI Group, Inc.................................  15,900    196,330
    Mitani Corp.......................................   4,200    109,947
    Mito Securities Co., Ltd..........................  30,600    109,998
    Mitsuba Corp......................................  14,500    320,792
    Mitsubishi Chemical Holdings Corp................. 462,400  3,017,900
    Mitsubishi Corp...................................  78,600  1,695,936
    Mitsubishi Electric Corp..........................  32,000    343,688
    Mitsubishi Estate Co., Ltd........................   4,000     88,830
    Mitsubishi Gas Chemical Co., Inc.................. 146,789    814,286
    Mitsubishi Heavy Industries, Ltd.................. 102,000    539,290
    Mitsubishi Kakoki Kaisha, Ltd.....................  13,000     36,568
    Mitsubishi Logistics Corp.........................  27,000    392,286
    Mitsubishi Materials Corp......................... 354,800  1,284,400
#   Mitsubishi Motors Corp............................  79,400    674,986
    Mitsubishi Nichiyu Forklift Co., Ltd..............  23,200    110,699
*   Mitsubishi Paper Mills, Ltd....................... 158,000    114,710

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Mitsubishi Pencil Co., Ltd........................     4,125 $  203,560
    Mitsubishi Research Institute, Inc................     4,600    115,346
    Mitsubishi Shokuhin Co., Ltd......................     5,700    126,417
    Mitsubishi Steel Manufacturing Co., Ltd...........    95,000    194,595
    Mitsubishi Tanabe Pharma Corp.....................    12,800    213,116
    Mitsubishi UFJ Financial Group, Inc...............   885,000  6,440,220
    Mitsubishi UFJ Financial Group, Inc. ADR..........    16,850    123,510
    Mitsuboshi Belting Co., Ltd.......................    24,000    190,919
    Mitsui & Co., Ltd.................................    88,800  1,152,197
    Mitsui & Co., Ltd. Sponsored ADR..................       471    122,342
    Mitsui Chemicals, Inc.............................   338,000  1,265,985
    Mitsui Engineering & Shipbuilding Co., Ltd........   446,000    776,536
    Mitsui Fudosan Co., Ltd...........................    12,000    341,344
    Mitsui High-Tec, Inc..............................    13,700     86,473
    Mitsui Home Co., Ltd..............................    14,000     66,147
    Mitsui Matsushima Co., Ltd........................    94,000     99,199
    Mitsui Mining & Smelting Co., Ltd.................   348,000    855,571
#   Mitsui OSK Lines, Ltd.............................   343,000  1,028,717
    Mitsui Sugar Co., Ltd.............................    55,000    237,417
    Mitsui-Soko Holdings Co., Ltd.....................    63,000    205,292
#   Mitsumi Electric Co., Ltd.........................    70,600    448,650
    Mitsuuroko Group Holdings Co., Ltd................    11,300     58,873
    Miura Co., Ltd....................................    23,700    257,569
#   Miyaji Engineering Group, Inc.....................    45,000     73,953
    Miyazaki Bank, Ltd. (The).........................    92,000    297,457
    Miyoshi Oil & Fat Co., Ltd........................    31,000     36,258
    Mizuho Financial Group, Inc....................... 1,617,060  3,526,015
    Mizuno Corp.......................................    65,000    311,470
#   Mobile Create Co., Ltd............................     4,000     21,163
    Mochida Pharmaceutical Co., Ltd...................     3,900    216,354
#   Modec, Inc........................................     9,100    126,349
    Monex Group, Inc..................................   106,900    289,670
#   Money Partners Group Co., Ltd.....................     4,900     18,935
    Monogatari Corp. (The)............................     2,400     86,842
    MonotaRO Co., Ltd.................................     6,500    342,123
    MORESCO Corp......................................     4,600     75,379
    Morinaga & Co., Ltd...............................    66,000    287,798
    Morinaga Milk Industry Co., Ltd...................   105,000    429,318
    Morita Holdings Corp..............................    16,700    167,424
    Morozoff, Ltd.....................................     4,000     12,900
    Mory Industries, Inc..............................     7,000     21,731
#*  Mr Max Corp.......................................     8,900     33,083
    MS&AD Insurance Group Holdings, Inc...............    27,982    881,218
    MTI, Ltd..........................................    16,700    118,714
    Murakami Corp.....................................     2,000     35,138
    Musashi Seimitsu Industry Co., Ltd................    14,200    258,544
    Musashino Bank, Ltd. (The)........................    16,200    640,931
#   Mutoh Holdings Co., Ltd...........................    19,000     55,915
    Nabtesco Corp.....................................     9,300    204,218
#   NAC Co., Ltd......................................     7,600     61,308
    Nachi-Fujikoshi Corp..............................    67,000    334,290
    Nagaileben Co., Ltd...............................     1,800     38,801
#   Nagano Bank, Ltd. (The)...........................    69,000    126,332

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Nagase & Co., Ltd.................................  38,800 $  494,794
    Nagatanien Co., Ltd...............................   9,000     79,185
    Nagoya Railroad Co., Ltd..........................  49,000    183,992
    Nakabayashi Co., Ltd..............................   9,000     17,781
    Nakamuraya Co., Ltd...............................  13,083     49,915
    Nakanishi, Inc....................................   3,000    119,546
    Nakano Corp.......................................   4,100     22,037
*   Nakayama Steel Works, Ltd......................... 109,000     78,207
    Nakayamafuku Co., Ltd.............................     600      4,220
    Nankai Electric Railway Co., Ltd..................  43,000    216,326
    Nanto Bank, Ltd. (The)............................ 104,000    350,290
    Narasaki Sangyo Co., Ltd..........................   5,000     11,248
#   Natori Co., Ltd...................................   1,400     16,919
    ND Software Co., Ltd..............................     500      6,042
    NDS Co., Ltd......................................  14,000     37,717
    NEC Capital Solutions, Ltd........................   2,300     34,026
    NEC Corp.......................................... 333,000  1,063,545
    NEC Networks & System Integration Corp............   9,700    203,193
    NET One Systems Co., Ltd..........................  47,000    288,711
    Neturen Co., Ltd..................................  18,200    125,196
*   New Japan Chemical Co., Ltd.......................  25,700     54,305
*   New Japan Radio Co., Ltd..........................  10,000     53,970
    Nexon Co., Ltd....................................   8,500    116,389
    Next Co., Ltd.....................................  17,800    133,004
    NGK Insulators, Ltd...............................  10,000    256,297
    NGK Spark Plug Co., Ltd...........................   8,000    211,775
    NH Foods, Ltd.....................................  21,000    510,415
    NHK Spring Co., Ltd...............................  39,000    413,088
    Nice Holdings, Inc................................  15,000     25,220
    Nichi-iko Pharmaceutical Co., Ltd.................  14,550    500,375
    Nichia Steel Works, Ltd...........................   2,000      5,169
    Nichias Corp......................................  37,000    216,902
    Nichiban Co., Ltd.................................  12,000     59,722
    Nichicon Corp.....................................  38,400    280,579
    Nichiden Corp.....................................     200      4,662
    Nichiha Corp......................................  14,500    216,005
#   Nichii Gakkan Co..................................  20,500    179,573
    Nichimo Co., Ltd..................................  13,000     20,331
    Nichirei Corp..................................... 112,000    730,708
    Nichireki Co., Ltd................................  17,000    140,235
    Nifco, Inc........................................  10,700    462,314
    NIFTY Corp........................................   3,400     38,687
    Nihon Chouzai Co., Ltd............................     720     52,566
#   Nihon Dempa Kogyo Co., Ltd........................  11,800     85,322
    Nihon Eslead Corp.................................   6,000     61,149
    Nihon Flush Co., Ltd..............................   1,800     19,771
    Nihon Kohden Corp.................................   8,300    184,115
    Nihon M&A Center, Inc.............................   9,700    399,401
#   Nihon Nohyaku Co., Ltd............................  20,600    189,823
    Nihon Parkerizing Co., Ltd........................  21,200    196,548
#   Nihon Plast Co., Ltd..............................   3,000     19,770
    Nihon Tokushu Toryo Co., Ltd......................   9,500     70,971
    Nihon Trim Co., Ltd...............................   1,900     56,082

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nihon Unisys, Ltd.......................................  28,600 $  304,998
    Nihon Yamamura Glass Co., Ltd...........................  83,000    123,211
    Nikkiso Co., Ltd........................................  29,500    285,678
    Nikko Co., Ltd..........................................  12,000     42,677
#   Nikon Corp..............................................  33,000    392,525
    Nippo Corp..............................................  24,000    422,174
    Nippon Air Conditioning Services Co., Ltd...............   4,000     38,781
    Nippon Beet Sugar Manufacturing Co., Ltd................  86,000    143,572
    Nippon Carbide Industries Co., Inc......................  34,000     59,216
    Nippon Carbon Co., Ltd..................................  53,000    153,267
    Nippon Chemi-Con Corp................................... 105,000    284,904
#   Nippon Chemical Industrial Co., Ltd.....................  45,000     78,324
    Nippon Chemiphar Co., Ltd...............................  16,000     96,592
    Nippon Chutetsukan K.K..................................  12,000     21,290
    Nippon Coke & Engineering Co., Ltd......................  94,300     87,433
#   Nippon Concrete Industries Co., Ltd.....................  23,700     97,431
    Nippon Denko Co., Ltd...................................  85,765    195,627
    Nippon Densetsu Kogyo Co., Ltd..........................  22,300    398,143
    Nippon Electric Glass Co., Ltd.......................... 123,000    596,832
    Nippon Express Co., Ltd................................. 106,000    560,342
    Nippon Filcon Co., Ltd..................................   1,800      7,640
    Nippon Fine Chemical Co., Ltd...........................   4,800     36,335
    Nippon Flour Mills Co., Ltd.............................  69,000    459,040
    Nippon Gas Co., Ltd.....................................   9,600    318,156
    Nippon Hume Corp........................................  13,900     86,621
    Nippon Kanzai Co., Ltd..................................   2,400     59,456
    Nippon Kasei Chemical Co., Ltd..........................   8,000      9,736
    Nippon Kayaku Co., Ltd..................................  41,000    415,332
#*  Nippon Kinzoku Co., Ltd.................................  18,000     21,626
#   Nippon Kodoshi Corp.....................................   3,100     27,068
    Nippon Koei Co., Ltd....................................  32,000    118,190
    Nippon Konpo Unyu Soko Co., Ltd.........................  33,700    582,649
    Nippon Koshuha Steel Co., Ltd...........................  66,000     61,193
    Nippon Light Metal Holdings Co., Ltd.................... 312,100    518,104
    Nippon Paint Holdings Co., Ltd..........................  11,000    315,284
    Nippon Paper Industries Co., Ltd........................  66,524  1,091,526
    Nippon Parking Development Co., Ltd.....................  70,700     96,437
    Nippon Pillar Packing Co., Ltd..........................  12,800    112,509
    Nippon Piston Ring Co., Ltd.............................  65,000    112,073
    Nippon Road Co., Ltd. (The).............................  38,000    192,013
    Nippon Seisen Co., Ltd..................................  12,000     54,451
#   Nippon Sharyo, Ltd......................................  66,000    200,565
#*  Nippon Sheet Glass Co., Ltd............................. 517,000    533,172
    Nippon Shokubai Co., Ltd................................  31,000    457,827
    Nippon Signal Co., Ltd..................................  25,800    273,087
    Nippon Soda Co., Ltd....................................  73,000    436,433
    Nippon Steel & Sumikin Bussan Corp...................... 110,000    372,679
*   Nippon Steel & Sumikin Texeng Co., Ltd..................  25,000    124,160
    Nippon Steel & Sumitomo Metal Corp...................... 756,562  1,787,053
    Nippon Suisan Kaisha, Ltd............................... 135,200    425,925
    Nippon Synthetic Chemical Industry Co., Ltd. (The)......  32,000    202,375
    Nippon Systemware Co., Ltd..............................   2,300     20,858
    Nippon Thompson Co., Ltd................................  42,000    207,192

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Nippon Valqua Industries, Ltd.....................  40,000 $  104,471
#*  Nippon Yakin Kogyo Co., Ltd.......................  72,400    127,303
    Nippon Yusen K.K.................................. 319,217    872,607
    Nipro Corp........................................  59,800    631,739
    Nishi-Nippon City Bank, Ltd. (The)................ 208,000    631,673
    Nishi-Nippon Railroad Co., Ltd....................  45,000    222,554
    Nishikawa Rubber Co., Ltd.........................   1,400     23,976
    Nishimatsu Construction Co., Ltd.................. 225,000    821,432
    Nishimatsuya Chain Co., Ltd.......................  21,000    202,019
    Nishio Rent All Co., Ltd..........................   9,200    235,545
    Nissan Chemical Industries, Ltd...................  10,400    228,070
    Nissan Motor Co., Ltd............................. 105,100    999,977
    Nissan Shatai Co., Ltd............................  18,100    229,401
    Nissan Tokyo Sales Holdings Co., Ltd..............  18,900     57,768
#   Nissei ASB Machine Co., Ltd.......................   4,300     84,286
    Nissei Build Kogyo Co., Ltd.......................  41,000    129,246
#   Nissei Plastic Industrial Co., Ltd................   9,100     75,008
#*  Nissen Holdings Co., Ltd..........................   3,500      6,663
#   Nissha Printing Co., Ltd..........................  16,900    301,405
    Nisshin Fudosan Co................................   5,500     18,945
    Nisshin Oillio Group, Ltd. (The)..................  74,000    319,764
    Nisshin Seifun Group, Inc.........................  57,265    820,756
#   Nisshin Steel Co., Ltd............................  53,540    619,387
    Nisshinbo Holdings, Inc...........................  76,000    841,919
    Nissin Corp.......................................  51,000    160,348
    Nissin Electric Co., Ltd..........................  25,000    149,789
    Nissin Foods Holdings Co., Ltd....................   2,200     99,140
    Nissin Kogyo Co., Ltd.............................  22,300    349,375
    Nissin Sugar Co., Ltd.............................     700     16,430
    Nissui Pharmaceutical Co., Ltd....................   3,400     39,496
    Nitori Holdings Co., Ltd..........................   2,200    197,229
    Nitta Corp........................................   8,200    209,866
#   Nitta Gelatin, Inc................................   7,100     42,596
#   Nittan Valve Co., Ltd.............................   6,300     23,156
    Nittetsu Mining Co., Ltd..........................  35,000    164,531
    Nitto Boseki Co., Ltd.............................  63,000    337,080
    Nitto Denko Corp..................................   7,600    575,190
    Nitto Kogyo Corp..................................  13,500    298,129
    Nitto Kohki Co., Ltd..............................   5,200    112,472
    Nitto Seiko Co., Ltd..............................  10,000     26,060
    Nittoc Construction Co., Ltd......................  27,600    104,496
    Nittoku Engineering Co., Ltd......................   6,300     63,476
    NJS Co., Ltd......................................   3,400     40,054
    Noevir Holdings Co., Ltd..........................   1,600     36,327
    NOF Corp..........................................  53,000    438,885
    Nohmi Bosai, Ltd..................................  12,400    143,493
    Nojima Corp.......................................  18,600    209,597
    NOK Corp..........................................  26,100    764,498
    Nomura Co., Ltd...................................   9,000    132,576
    Nomura Holdings, Inc.............................. 192,500  1,378,473
    Nomura Holdings, Inc. ADR.........................   7,820     56,304
    Nomura Real Estate Holdings, Inc..................  30,200    602,245
    Nomura Research Institute, Ltd....................   6,400    262,504

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Noritake Co., Ltd.................................  53,000 $  123,935
    Noritz Corp.......................................  16,200    266,250
    North Pacific Bank, Ltd........................... 180,400    792,347
    NS Solutions Corp.................................   4,900    193,220
    NS United Kaiun Kaisha, Ltd.......................  73,000    164,841
    NSD Co., Ltd......................................  13,640    183,172
    NSK, Ltd..........................................  28,300    365,195
    NTN Corp.......................................... 205,000  1,164,050
    NTT Data Corp.....................................   8,200    391,788
    NTT DOCOMO, Inc...................................  57,672  1,217,764
    NTT DOCOMO, Inc. Sponsored ADR....................   3,100     65,317
    NTT Urban Development Corp........................   8,000     78,628
#   NuFlare Technology, Inc...........................   2,100     84,815
    OAK Capital Corp..................................  12,200     30,856
    Obara Group, Inc..................................   3,300    153,415
    Obayashi Corp.....................................  33,000    253,976
    Obayashi Road Corp................................  17,000     90,696
    Obic Co., Ltd.....................................   4,000    189,780
#   Odelic Co., Ltd...................................   1,900     60,953
    Oenon Holdings, Inc...............................  18,000     31,062
    Ogaki Kyoritsu Bank, Ltd. (The)................... 171,000    612,033
    Ohara, Inc........................................   1,500      7,272
    Ohashi Technica, Inc..............................   3,800     47,872
    Ohsho Food Service Corp...........................   4,700    157,639
    OIE Sangyo Co., Ltd...............................   1,187      8,712
    Oiles Corp........................................   9,316    150,896
#   Oita Bank, Ltd. (The).............................  78,000    336,369
    Oji Holdings Corp................................. 230,000  1,005,632
    Okabe Co., Ltd....................................  21,300    170,317
    Okamoto Industries, Inc...........................  38,000    177,843
    Okamoto Machine Tool Works, Ltd...................  37,000     64,736
    Okamura Corp......................................  35,200    313,070
    Okasan Securities Group, Inc......................   2,000     14,297
    Oki Electric Industry Co., Ltd.................... 212,000    435,711
    Okinawa Cellular Telephone Co.....................   2,700     82,521
    Okinawa Electric Power Co., Inc. (The)............   6,850    171,161
#   OKK Corp..........................................  63,000     89,342
    OKUMA Corp........................................  56,000    542,759
    Okumura Corp...................................... 135,000    669,032
    Okura Industrial Co., Ltd.........................  31,000     84,257
    Okuwa Co., Ltd....................................  11,000     90,298
    Olympic Group Corp................................   2,300     13,564
    Olympus Corp......................................   7,200    275,497
    Omron Corp........................................   9,700    380,078
    ONO Sokki Co., Ltd................................   4,000     32,301
#   Onoken Co., Ltd...................................   8,500     79,066
    Onward Holdings Co., Ltd..........................  73,000    473,109
    Open House Co., Ltd...............................   9,800    162,705
    OPT Holding, Inc..................................   7,300     38,454
    Optex Co., Ltd....................................   4,600    102,077
    Oracle Corp. Japan................................   1,000     42,085
    Organo Corp.......................................  34,000    138,169
#   Origin Electric Co., Ltd..........................  21,000     65,999

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Osaka Organic Chemical Industry, Ltd..............   7,300 $ 42,651
    Osaka Steel Co., Ltd..............................   7,500  124,145
    OSAKA Titanium Technologies Co., Ltd..............   3,500   91,271
#   Osaki Electric Co., Ltd...........................  26,000  138,097
    OSG Corp..........................................  16,900  360,043
    Otsuka Corp.......................................   3,100  162,706
    Otsuka Holdings Co., Ltd..........................  11,600  416,498
    OUG Holdings, Inc.................................  15,000   35,700
    Outsourcing, Inc..................................   4,200   82,382
    Pacific Industrial Co., Ltd.......................  24,700  241,200
#*  Pacific Metals Co., Ltd........................... 105,000  318,282
    Pack Corp. (The)..................................   4,900  100,529
    Pal Co., Ltd......................................   7,000  220,883
    Paltac Corp.......................................  19,950  388,323
    PanaHome Corp.....................................  41,000  258,023
    Panasonic Corp....................................  19,899  232,507
#   Panasonic Corp. Sponsored ADR.....................  26,580  310,189
    Panasonic Industrial Devices SUNX Co., Ltd........   9,300   59,957
    Paramount Bed Holdings Co., Ltd...................   7,100  212,014
    Parco Co., Ltd....................................  15,606  155,141
    Paris Miki Holdings, Inc..........................   7,500   28,310
    Park24 Co., Ltd...................................   6,800  123,642
#   Pasco Corp........................................  13,000   37,359
    Pasona Group, Inc.................................  11,100  116,975
    PC Depot Corp.....................................   3,200   28,800
    Pegasus Sewing Machine Manufacturing Co., Ltd.....   2,300   10,648
    Penta-Ocean Construction Co., Ltd................. 104,500  427,715
    PIA Corp..........................................     600   11,484
    Pigeon Corp.......................................   8,400  255,416
    Pilot Corp........................................   8,700  339,833
    Piolax, Inc.......................................   5,200  267,975
#*  Pioneer Corp...................................... 209,100  391,086
    Plenus Co., Ltd...................................   9,500  159,876
    Pocket Card Co., Ltd..............................   4,500   22,238
    Pola Orbis Holdings, Inc..........................   2,700  164,956
    Poletowin Pitcrew Holdings, Inc...................   3,300   33,791
#   Press Kogyo Co., Ltd..............................  60,100  262,474
    Pressance Corp....................................   5,000  177,170
    Prestige International, Inc.......................  11,400  102,988
    Prima Meat Packers, Ltd...........................  99,000  324,802
    Pronexus, Inc.....................................   6,000   41,123
    Proto Corp........................................   3,200   50,063
#   PS Mitsubishi Construction Co., Ltd...............  17,500   57,590
    Qol Co., Ltd......................................   6,300  106,707
    Quick Co., Ltd....................................   2,400   21,771
    Raito Kogyo Co., Ltd..............................  28,500  212,936
*   Rasa Industries, Ltd..............................  64,000   75,326
    Raysum Co., Ltd...................................   3,500   34,403
    Relo Holdings, Inc................................   2,900  311,434
    Renaissance, Inc..................................   6,300   73,777
    Rengo Co., Ltd.................................... 119,000  460,725
#*  Renown, Inc.......................................  44,300   65,727
    Resona Holdings, Inc.............................. 118,900  653,680

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Resorttrust, Inc..................................  17,500 $  432,461
    Rheon Automatic Machinery Co., Ltd................   4,200     20,271
    Rhythm Watch Co., Ltd.............................   9,000     12,338
#   Riberesute Corp...................................   4,300     27,188
    Ricoh Co., Ltd.................................... 215,700  2,128,041
    Ricoh Leasing Co., Ltd............................  11,000    350,394
    Right On Co., Ltd.................................  10,300     86,311
    Riken Corp........................................  51,000    192,841
#   Riken Technos Corp................................  21,500     90,366
#   Riken Vitamin Co., Ltd............................   2,400     77,179
    Ringer Hut Co., Ltd...............................   5,100    120,462
    Rinnai Corp.......................................   1,400     98,967
#   Rion Co., Ltd.....................................   4,400     68,383
    Riso Kagaku Corp..................................  12,600    240,107
#*  Riso Kyoiku Co., Ltd..............................   5,400     13,448
    Rock Field Co., Ltd...............................   4,200    109,304
    Rohm Co., Ltd.....................................     300     17,346
    Rohto Pharmaceutical Co., Ltd.....................  20,800    369,306
    Rokko Butter Co., Ltd.............................   2,800     39,583
    Roland DG Corp....................................   6,100    149,490
    Round One Corp....................................  45,700    224,804
    Royal Holdings Co., Ltd...........................   9,600    167,632
    Ryobi, Ltd........................................  77,000    314,748
    Ryoden Trading Co., Ltd...........................  14,000    110,311
    Ryohin Keikaku Co., Ltd...........................   1,800    383,596
    Ryosan Co., Ltd...................................  25,200    650,989
#   S Foods, Inc......................................   7,200    145,695
    S&B Foods, Inc....................................     200      8,120
    Sac's Bar Holdings, Inc...........................   5,750    107,250
    Saibu Gas Co., Ltd................................  60,000    142,230
    Saizeriya Co., Ltd................................  10,300    239,732
    Sakai Chemical Industry Co., Ltd..................  61,000    198,212
#   Sakai Heavy Industries, Ltd.......................  26,000     51,124
    Sakai Moving Service Co., Ltd.....................   2,500    117,518
#   Sakai Ovex Co., Ltd...............................  45,000     71,802
    Sakata INX Corp...................................  18,600    146,928
    Sakata Seed Corp..................................  15,000    276,272
    Sala Corp.........................................   6,500     31,137
#   SAMTY Co., Ltd....................................   6,400     54,703
    San-A Co., Ltd....................................   5,800    300,522
    San-Ai Oil Co., Ltd...............................  33,000    230,372
    San-In Godo Bank, Ltd. (The)......................  79,000    799,533
#   Sanden Holdings Corp..............................  78,000    332,660
    Sanei Architecture Planning Co., Ltd..............   5,400     63,181
    Sangetsu Co., Ltd.................................  31,200    514,072
    Sanken Electric Co., Ltd..........................  59,000    328,010
    Sanki Engineering Co., Ltd........................  13,000    104,573
#   Sanko Marketing Foods Co., Ltd....................   3,300     25,001
    Sanko Metal Industrial Co., Ltd...................   4,000      7,419
    Sankyo Co., Ltd...................................   6,500    246,538
    Sankyo Seiko Co., Ltd.............................  12,100     47,196
#   Sankyo Tateyama, Inc..............................  15,300    226,376
    Sankyu, Inc....................................... 130,000    737,804

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Sanoh Industrial Co., Ltd.........................  16,500 $  108,690
#   Sanrio Co., Ltd...................................   3,600    100,045
#   Sansha Electric Manufacturing Co., Ltd............   5,900     43,477
    Sanshin Electronics Co., Ltd......................  21,000    226,962
    Santen Pharmaceutical Co., Ltd....................   8,500    125,052
    Sanwa Holdings Corp...............................  53,000    401,517
    Sanyo Chemical Industries, Ltd....................  35,000    253,857
    Sanyo Denki Co., Ltd..............................  23,000    148,373
    Sanyo Electric Railway Co., Ltd...................  10,000     38,065
    Sanyo Housing Nagoya Co., Ltd.....................   1,100     10,087
    Sanyo Shokai, Ltd.................................  56,372    154,530
    Sanyo Special Steel Co., Ltd......................  71,000    312,203
    Sanyo Trading Co., Ltd............................   1,000     13,715
    Sapporo Holdings, Ltd............................. 177,000    673,371
    Sata Construction Co., Ltd........................  17,000     17,682
    Sato Holdings Corp................................   7,900    187,376
    Sato Restaurant Systems Co., Ltd..................   7,400     56,462
    Sato Shoji Corp...................................   4,500     29,103
    Satori Electric Co., Ltd..........................  13,000     98,930
#   Sawada Holdings Co., Ltd..........................  11,700    117,031
    Sawai Pharmaceutical Co., Ltd.....................   6,100    373,381
#   Saxa Holdings, Inc................................  48,000    110,016
    SBI Holdings, Inc.................................  73,450  1,019,976
    SBS Holdings, Inc.................................  14,300    121,509
    SCREEN Holdings Co., Ltd..........................  48,000    252,230
    Scroll Corp.......................................  25,900     77,829
    SCSK Corp.........................................   1,655     59,222
    Secom Co., Ltd....................................   4,900    329,654
    Secom Joshinetsu Co., Ltd.........................     200      6,050
    Sega Sammy Holdings, Inc..........................  13,300    165,932
#   Seibu Electric Industry Co., Ltd..................   2,000      7,406
    Seika Corp........................................  38,000     92,877
    Seikitokyu Kogyo Co., Ltd.........................  23,900    106,389
    Seiko Epson Corp..................................  35,600    628,981
#   Seiko Holdings Corp...............................  76,000    406,743
    Seiko PMC Corp....................................     200      1,508
    Seino Holdings Co., Ltd...........................  50,200    577,381
    Seiren Co., Ltd...................................  20,300    200,944
    Sekisui Chemical Co., Ltd.........................  27,000    299,567
#   Sekisui House, Ltd................................  81,840  1,215,751
    Sekisui Jushi Corp................................  17,100    231,933
    Sekisui Plastics Co., Ltd.........................  31,000    112,163
#   Senko Co., Ltd....................................  53,000    350,316
#   Senshu Electric Co., Ltd..........................   2,100     36,031
    Senshu Ikeda Holdings, Inc........................  85,140    388,267
#   Senshukai Co., Ltd................................  25,100    164,377
    Septeni Holdings Co., Ltd.........................   2,300     29,761
    Seria Co., Ltd....................................   5,800    261,673
    Seven & I Holdings Co., Ltd.......................  12,900    595,223
    Seven Bank, Ltd...................................  36,100    171,936
#*  Sharp Corp........................................ 229,000    303,018
    Shibaura Electronics Co., Ltd.....................   3,600     56,538
#   Shibaura Mechatronics Corp........................  20,000     40,941

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Shibusawa Warehouse Co., Ltd. (The)...............  25,000 $ 72,022
#   Shibuya Kogyo Co., Ltd............................   6,200  109,492
    Shidax Corp.......................................   6,800   28,852
    Shiga Bank, Ltd. (The)............................ 132,000  702,480
    Shikibo, Ltd......................................  50,000   48,398
    Shikoku Bank, Ltd. (The).......................... 102,000  220,323
    Shikoku Chemicals Corp............................  18,000  157,006
    Shikoku Electric Power Co., Inc...................  10,100  169,965
    Shima Seiki Manufacturing, Ltd....................  16,600  258,443
    Shimachu Co., Ltd.................................  29,100  806,593
    Shimadzu Corp.....................................  26,000  387,042
    Shimamura Co., Ltd................................   3,700  381,764
    Shimane Bank, Ltd. (The)..........................   1,300   16,596
    Shimizu Bank, Ltd. (The)..........................   4,600  136,265
    Shimizu Corp......................................  29,000  254,328
    Shimojima Co., Ltd................................   1,600   13,966
    Shin Nippon Air Technologies Co., Ltd.............   9,600   80,428
    Shin-Etsu Chemical Co., Ltd.......................   8,700  520,260
    Shin-Etsu Polymer Co., Ltd........................   6,600   33,905
    Shin-Keisei Electric Railway Co., Ltd.............   5,000   17,134
    Shinagawa Refractories Co., Ltd...................  28,000   65,446
    Shindengen Electric Manufacturing Co., Ltd........  51,000  236,646
    Shinko Electric Industries Co., Ltd...............  44,900  334,971
    Shinko Plantech Co., Ltd..........................  19,700  162,557
    Shinko Shoji Co., Ltd.............................  14,100  146,481
    Shinmaywa Industries, Ltd.........................  43,000  435,232
    Shinnihon Corp....................................  18,600   89,187
    Shinoken Group Co., Ltd...........................   2,200   31,440
    Shinsei Bank, Ltd................................. 255,000  557,112
    Shinsho Corp......................................  20,000   44,671
    Shinwa Co., Ltd...................................   1,300   21,185
    Shionogi & Co., Ltd...............................  17,100  681,260
    Ship Healthcare Holdings, Inc.....................  17,900  379,352
    Shiroki Corp......................................  19,000   55,109
    Shiseido Co., Ltd.................................  18,900  457,159
    Shizuoka Bank, Ltd. (The).........................  84,000  948,828
    Shizuoka Gas Co., Ltd.............................  38,300  274,455
    Shobunsha Publications, Inc.......................   1,800   12,807
    Shoei Co., Ltd....................................     400    7,067
#   Shoei Foods Corp..................................   4,400   46,053
#   Shofu, Inc........................................   4,100   45,603
#   Shoko Co., Ltd....................................  44,000   40,095
    Showa Aircraft Industry Co., Ltd..................   2,822   28,387
    Showa Corp........................................  37,000  340,675
    Showa Denko KK.................................... 661,000  814,824
    Showa Sangyo Co., Ltd.............................  42,000  174,494
    Showa Shell Sekiyu K.K............................  48,600  456,382
    Siix Corp.........................................   9,400  228,539
    Sinanen Co., Ltd..................................  26,000   98,555
    Sinfonia Technology Co., Ltd......................  51,000   89,122
    Sinko Industries, Ltd.............................  10,500  107,820
    Sintokogio, Ltd...................................  28,100  241,023
    SKY Perfect JSAT Holdings, Inc....................  60,700  304,700

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    SMC Corp..........................................     100 $   25,332
    SMK Corp..........................................  37,000    169,810
    SMS Co., Ltd......................................   8,600    121,127
    Sodick Co., Ltd...................................  24,800    188,090
#   Soft99 Corp.......................................   4,000     25,365
    Softbank Technology Corp..........................   2,300     25,670
    Software Service, Inc.............................     400     17,584
    Sogo Medical Co., Ltd.............................   5,000    170,920
    Sohgo Security Services Co., Ltd..................  15,100    669,533
    Sojitz Corp....................................... 443,400  1,023,036
    Sompo Japan Nipponkoa Holdings, Inc...............  21,150    745,175
*   Sony Corp.........................................  68,700  1,947,399
*   Sony Corp. Sponsored ADR..........................  17,008    482,177
    Sony Financial Holdings, Inc......................   8,700    166,309
    Sotetsu Holdings, Inc.............................  30,000    176,715
    Sotoh Co., Ltd....................................   1,500     12,448
    Sourcenext Corp...................................     900      4,963
    Space Co., Ltd....................................   2,000     19,914
#   Sparx Group Co., Ltd..............................  15,700     46,802
    SPK Corp..........................................   1,082     20,509
    Square Enix Holdings Co., Ltd.....................   7,700    193,661
#   Srg Takamiya Co., Ltd.............................   7,000     41,378
    ST Corp...........................................   2,200     19,021
    St Marc Holdings Co., Ltd.........................   7,400    257,560
    Stanley Electric Co., Ltd.........................  12,600    268,981
    Star Micronics Co., Ltd...........................  11,500    176,055
    Start Today Co., Ltd..............................   4,700    150,432
#   Starts Corp., Inc.................................   9,000    154,472
    Starzen Co., Ltd..................................  25,000     81,059
    Stella Chemifa Corp...............................   5,900     62,733
    Step Co., Ltd.....................................   3,800     32,747
    Studio Alice Co., Ltd.............................   6,600    117,772
    Sugi Holdings Co., Ltd............................   1,600     81,504
    Sumco Corp........................................  19,900    198,684
    Sumida Corp.......................................  14,600    109,524
    Suminoe Textile Co., Ltd..........................  33,000     86,694
*   Sumiseki Holdings, Inc............................  12,200     12,014
    Sumitomo Bakelite Co., Ltd........................ 116,000    485,272
    Sumitomo Chemical Co., Ltd........................ 344,000  1,962,369
    Sumitomo Corp.....................................  63,100    716,331
    Sumitomo Dainippon Pharma Co., Ltd................   7,600     90,882
    Sumitomo Densetsu Co., Ltd........................   9,900    133,166
    Sumitomo Electric Industries, Ltd................. 126,600  1,888,197
    Sumitomo Forestry Co., Ltd........................  52,900    627,350
    Sumitomo Heavy Industries, Ltd.................... 153,000    772,199
    Sumitomo Metal Mining Co., Ltd....................  73,000    981,502
    Sumitomo Mitsui Construction Co., Ltd............. 161,800    203,369
    Sumitomo Mitsui Financial Group, Inc..............  88,341  3,983,648
    Sumitomo Mitsui Trust Holdings, Inc............... 230,000  1,068,263
    Sumitomo Osaka Cement Co., Ltd.................... 236,000    884,819
    Sumitomo Precision Products Co., Ltd..............  20,000     75,755
    Sumitomo Real Estate Sales Co., Ltd...............   2,080     55,440
    Sumitomo Realty & Development Co., Ltd............   6,000    210,469

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Sumitomo Riko Co, Ltd.............................  26,000 $  209,636
    Sumitomo Rubber Industries, Ltd...................  15,200    229,033
    Sumitomo Seika Chemicals Co., Ltd.................  33,000    225,864
    Sumitomo Warehouse Co., Ltd. (The)................  79,000    426,807
#   Sun Frontier Fudousan Co., Ltd....................  16,400    132,554
    Sun-Wa Technos Corp...............................   6,200     59,803
    Sundrug Co., Ltd..................................   1,600     93,191
    Suruga Bank, Ltd..................................  13,000    279,149
    Suzuken Co., Ltd..................................  24,360    861,933
    Suzuki Motor Corp.................................  13,800    480,406
*   SWCC Showa Holdings Co., Ltd...................... 134,000     98,308
    Sysmex Corp.......................................   4,600    297,667
    Systena Corp......................................   5,500     51,931
    T Hasegawa Co., Ltd...............................  13,400    195,008
    T RAD Co., Ltd....................................  36,000     68,219
    T&D Holdings, Inc.................................  86,900  1,323,290
#   T&K Toka Co., Ltd.................................   5,000     92,485
    T-Gaia Corp.......................................   8,300    144,437
#   Tabuchi Electric Co., Ltd.........................  13,200    127,455
#   Tachi-S Co., Ltd..................................  16,800    232,600
    Tachibana Eletech Co., Ltd........................   8,420     95,180
    Tadano, Ltd.......................................  38,000    612,248
    Taiheiyo Cement Corp.............................. 224,000    738,534
#   Taiheiyo Kouhatsu, Inc............................  17,000     13,020
    Taiho Kogyo Co., Ltd..............................  10,300    133,501
    Taikisha, Ltd.....................................   9,000    200,172
    Taiko Bank, Ltd. (The)............................  36,000     74,049
#   Taiko Pharmaceutical Co., Ltd.....................   6,100     94,241
    Taisei Corp.......................................  45,000    264,442
    Taisei Lamick Co., Ltd............................     400      9,334
    Taiyo Holdings Co., Ltd...........................   4,200    169,871
    Taiyo Nippon Sanso Corp...........................  13,800    162,083
    Taiyo Yuden Co., Ltd..............................  52,300    655,170
    Takagi Securities Co., Ltd........................  39,000     80,474
    Takamatsu Construction Group Co., Ltd.............   1,600     33,235
    Takaoka Toko Holdings Co., Ltd....................   3,664     46,683
    Takara Holdings, Inc..............................  44,200    363,589
    Takara Leben Co., Ltd.............................  38,200    202,389
    Takara Standard Co., Ltd..........................  44,000    308,283
    Takasago International Corp.......................  34,000    150,570
    Takasago Thermal Engineering Co., Ltd.............  24,800    329,821
    Takashima & Co., Ltd..............................  26,000     59,314
    Takashimaya Co., Ltd..............................  89,000    851,386
#*  Takata Corp.......................................  22,200    224,626
    Take And Give Needs Co., Ltd......................   5,170     33,080
    Takeda Pharmaceutical Co., Ltd....................  11,800    593,673
    Takeei Corp.......................................  12,400    131,019
    Takeuchi Manufacturing Co., Ltd...................   4,800    294,915
    Takihyo Co., Ltd..................................  14,000     53,298
    Takiron Co., Ltd..................................  26,000    111,918
    Takisawa Machine Tool Co., Ltd....................  37,000     64,997
    Takuma Co., Ltd...................................  32,000    208,425
#   Tama Home Co., Ltd................................  14,600     64,912

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Tamron Co., Ltd...................................   8,500 $  177,494
    Tamura Corp.......................................  42,000    150,240
#   Tanseisha Co., Ltd................................  13,649    100,516
#*  TASAKI & Co., Ltd.................................   4,300     73,131
    Tatsuta Electric Wire and Cable Co., Ltd..........  31,000    126,180
    Tayca Corp........................................  12,000     50,977
    TBK Co., Ltd......................................  14,600     67,077
    TDK Corp..........................................  21,500  1,503,377
#*  Teac Corp.........................................  23,000      8,898
    Teijin, Ltd....................................... 355,000  1,295,635
    Teikoku Electric Manufacturing Co., Ltd...........   5,200     38,830
    Teikoku Tsushin Kogyo Co., Ltd....................   9,000     15,940
    Terumo Corp.......................................   9,300    239,745
    THK Co., Ltd......................................  15,200    294,460
    Toa Corp.(6894434)................................  10,900    116,723
    Toa Corp.(6894508)................................ 111,000    187,852
#   Toa Oil Co., Ltd..................................  44,000     59,235
    TOA ROAD Corp.....................................  31,000    115,709
#   Toabo Corp........................................   3,800     20,500
    Toagosei Co., Ltd.................................  62,500    485,467
#*  Tobishima Corp....................................  70,300    114,428
#   Tobu Store Co., Ltd...............................  19,000     50,121
    TOC Co., Ltd......................................  19,300    122,590
    Tocalo Co., Ltd...................................   8,600    176,671
    Tochigi Bank, Ltd. (The)..........................  51,000    282,796
    Toda Corp......................................... 176,000    805,733
#   Toda Kogyo Corp...................................  31,000     85,436
    Toei Animation Co., Ltd...........................     900     28,389
    Toei Co., Ltd.....................................  43,000    307,852
    Toell Co., Ltd....................................   1,700     11,563
    Toenec Corp.......................................  24,000    155,461
    Togami Electric Manufacturing Co., Ltd............   6,000     24,290
    Toho Bank, Ltd. (The)............................. 124,000    543,817
    Toho Co., Ltd.(6895200)...........................   4,900    115,930
    Toho Co., Ltd.(6895211)...........................   3,000     59,263
    Toho Gas Co., Ltd.................................  23,000    137,401
    Toho Holdings Co., Ltd............................  25,800    641,722
    Toho Zinc Co., Ltd................................  76,000    214,574
    Tohoku Bank, Ltd. (The)...........................  33,000     45,237
    Tohto Suisan Co., Ltd.............................  16,000     25,932
    Tokai Carbon Co., Ltd............................. 120,000    348,962
    Tokai Corp........................................   4,100    151,055
    TOKAI Holdings Corp...............................  56,600    235,038
    Tokai Lease Co., Ltd..............................   5,000      9,277
    Tokai Rika Co., Ltd...............................  25,400    638,199
    Tokai Tokyo Financial Holdings, Inc...............  27,200    207,758
    Token Corp........................................   3,320    217,087
    Tokio Marine Holdings, Inc........................  31,816  1,324,916
    Toko, Inc.........................................  19,000     50,497
    Tokushu Tokai Paper Co., Ltd......................  41,000    106,518
#*  Tokuyama Corp..................................... 117,000    213,192
#   Tokyo Dome Corp...................................  84,000    353,410
#   Tokyo Electron Device, Ltd........................   5,000     68,769

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Tokyo Electron, Ltd...............................   6,300 $347,798
    Tokyo Energy & Systems, Inc.......................  11,000   99,752
    Tokyo Individualized Educational Institute, Inc...   8,200   43,463
#   Tokyo Keiki, Inc..................................  42,000   85,780
#*  Tokyo Kikai Seisakusho, Ltd.......................  20,000   12,421
#   Tokyo Rakutenchi Co., Ltd.........................   7,000   28,117
*   Tokyo Rope Manufacturing Co., Ltd.................  83,000  145,188
    Tokyo Seimitsu Co., Ltd...........................  15,600  309,521
    Tokyo Steel Manufacturing Co., Ltd................  50,600  346,740
    Tokyo Tatemono Co., Ltd...........................  36,000  503,761
    Tokyo Tekko Co., Ltd..............................  24,000  117,022
    Tokyo Theatres Co., Inc...........................  43,000   49,593
#   Tokyo TY Financial Group, Inc.....................   8,687  275,842
    Tokyotokeiba Co., Ltd.............................  57,000  136,071
    Tokyu Construction Co., Ltd.......................  34,930  269,920
    Tokyu Fudosan Holdings Corp.......................  54,082  408,033
#   Tokyu Recreation Co., Ltd.........................   3,853   23,805
    Toli Corp.........................................  35,000   92,032
    Tomato Bank, Ltd..................................  26,000   40,885
    Tomoe Corp........................................  13,700   46,388
    Tomoe Engineering Co., Ltd........................   3,800   50,398
    Tomoegawa Co., Ltd................................   6,000   12,431
    Tomoku Co., Ltd...................................  36,000   83,094
    TOMONY Holdings, Inc..............................  85,000  376,701
#   Tomy Co., Ltd.....................................  37,200  205,081
    Tonami Holdings Co., Ltd..........................  27,000   91,445
#   Topcon Corp.......................................   5,600  125,601
    Toppan Forms Co., Ltd.............................  30,000  406,922
    Toppan Printing Co., Ltd..........................  86,000  747,336
    Topre Corp........................................  21,700  420,212
    Topy Industries, Ltd.............................. 124,000  291,783
    Toray Industries, Inc.............................  60,000  477,442
    Toridoll.corp.....................................  11,300  162,136
    Torigoe Co., Ltd. (The)...........................     300    1,781
#   Torishima Pump Manufacturing Co., Ltd.............  14,500  107,934
    Tosei Corp........................................  17,500  116,299
    Toshiba Corp...................................... 164,000  501,264
    Toshiba Machine Co., Ltd..........................  71,000  275,221
    Toshiba Plant Systems & Services Corp.............  18,500  217,827
    Toshiba TEC Corp..................................  67,000  351,339
    Tosho Co., Ltd....................................   2,700   65,256
#   Tosho Printing Co., Ltd...........................  30,000  111,853
    Tosoh Corp........................................ 141,000  735,048
    Totetsu Kogyo Co., Ltd............................   8,070  158,632
    TOTO, Ltd.........................................  15,000  244,158
    Tottori Bank, Ltd. (The)..........................  13,000   23,799
    Toukei Computer Co., Ltd..........................   2,100   36,841
    Tow Co., Ltd......................................   2,300   11,479
    Towa Bank, Ltd. (The)............................. 211,000  200,669
#   Towa Corp.........................................  16,500  118,638
    Towa Pharmaceutical Co., Ltd......................   3,700  282,822
    Toyo Construction Co., Ltd........................  43,300  165,052
#   Toyo Denki Seizo--Toyo Electric Manufacturing
      Co., Ltd........................................  24,000   75,664

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   Toyo Engineering Corp.............................  78,000 $  199,400
    Toyo Ink SC Holdings Co., Ltd..................... 115,000    457,868
    Toyo Kanetsu K.K..................................  55,000     99,761
    Toyo Kohan Co., Ltd...............................  31,300    141,653
    Toyo Machinery & Metal Co., Ltd...................  12,000     44,690
    Toyo Securities Co., Ltd..........................  44,000    150,018
    Toyo Seikan Group Holdings, Ltd...................  47,700    743,261
    Toyo Sugar Refining Co., Ltd......................   8,000      8,000
    Toyo Suisan Kaisha, Ltd...........................   7,000    264,506
    Toyo Tanso Co., Ltd...............................   9,500    144,707
    Toyo Tire & Rubber Co., Ltd.......................  26,900    589,553
    Toyo Wharf & Warehouse Co., Ltd...................  37,000     64,181
    Toyobo Co., Ltd................................... 525,000    782,947
    Toyoda Gosei Co., Ltd.............................  29,700    656,266
    Toyota Boshoku Corp...............................  15,100    273,842
    Toyota Motor Corp.................................  32,780  2,182,812
    Toyota Motor Corp. Sponsored ADR..................  19,842  2,648,113
    Toyota Tsusho Corp................................  50,400  1,277,560
    TPR Co., Ltd......................................  10,400    304,583
    Trancom Co., Ltd..................................   2,600    148,708
    Transcosmos, Inc..................................   3,900    103,140
    Trend Micro, Inc..................................   4,200    153,728
    Trusco Nakayama Corp..............................  10,400    381,337
    Trust Tech, Inc...................................     600     12,211
    TS Tech Co., Ltd..................................  20,900    589,407
    TSI Holdings Co., Ltd.............................  17,105    121,021
    Tsubakimoto Chain Co..............................  66,000    562,823
    Tsubakimoto Kogyo Co., Ltd........................   4,000     11,680
#*  Tsudakoma Corp....................................  40,000     42,546
#   Tsugami Corp......................................  33,000    151,026
#   Tsukada Global Holdings, Inc......................   9,800     61,855
    Tsukamoto Corp. Co., Ltd..........................   3,000      3,508
    Tsukishima Kikai Co., Ltd.........................  10,500    103,825
    Tsukuba Bank, Ltd.................................  50,700    165,416
    Tsukui Corp.......................................  15,200    117,658
#   Tsumura & Co......................................  19,400    406,734
    Tsuruha Holdings, Inc.............................   2,600    228,256
    Tsurumi Manufacturing Co., Ltd....................   9,400    146,747
    Tv Tokyo Holdings Corp............................   1,600     25,233
    Tyo, Inc..........................................  21,600     34,666
#   U-Shin, Ltd.......................................   4,600     28,672
    UACJ Corp......................................... 144,067    340,092
    Ube Industries, Ltd............................... 534,200    934,314
    Uchida Yoko Co., Ltd..............................  31,000    101,981
    Uchiyama Holdings Co., Ltd........................   2,300      9,462
    Ueki Corp.........................................   3,000      5,708
    UKC Holdings Corp.................................   6,600    139,227
    Ulvac, Inc........................................  23,400    337,952
    Uniden Holdings Corp..............................  61,000    106,779
    Union Tool Co.....................................   4,700    139,308
    Unipres Corp......................................  20,400    391,140
    United Arrows, Ltd................................   7,000    279,086
*   United Super Markets Holdings, Inc................  16,400    153,618

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
*   Unitika, Ltd...................................... 246,000 $  115,051
#   Universal Entertainment Corp......................  11,700    293,971
    Unizo Holdings Co., Ltd...........................   5,400    243,388
#   UNY Group Holdings Co., Ltd....................... 119,700    827,186
*   Usen Corp.........................................  39,380    114,221
    Ushio, Inc........................................  55,000    673,841
    USS Co., Ltd......................................  10,200    179,108
#*  UT Group Co., Ltd.................................  10,900     58,741
    Utoc Corp.........................................   7,500     33,439
    Valor Co., Ltd....................................  21,300    522,380
    Vector, Inc.......................................   3,600     55,596
    Village Vanguard Co., Ltd.........................   1,800     23,600
    Vital KSK Holdings, Inc...........................  27,600    208,908
    Vitec Co., Ltd....................................   5,000     58,358
    VT Holdings Co., Ltd..............................  35,400    219,567
    Wacoal Holdings Corp..............................  92,000  1,174,075
#   Wacom Co., Ltd....................................  47,200    174,887
#   Wakachiku Construction Co., Ltd...................  64,000     87,159
    Wakita & Co., Ltd.................................  20,400    195,832
    Warabeya Nichiyo Co., Ltd.........................   7,500    201,681
#*  WATAMI Co., Ltd...................................   8,100     66,541
    WDB Holdings Co., Ltd.............................   1,900     20,884
    Weathernews, Inc..................................   1,700     58,173
    Welcia Holdings Co., Ltd..........................   3,500    178,936
#   West Holdings Corp................................  15,900    118,111
    WIN-Partners Co., Ltd.............................   1,000     14,506
    Wood One Co., Ltd.................................   6,000     13,403
    World Holdings Co., Ltd...........................   3,200     46,377
    Wowow, Inc........................................   4,400    129,147
    Xebio Co., Ltd....................................  17,500    330,580
    Yachiyo Industry Co., Ltd.........................   2,700     23,203
    Yahagi Construction Co., Ltd......................  20,000    134,903
#   Yaizu Suisankagaku Industry Co., Ltd..............   1,400     11,438
    Yakult Honsha Co., Ltd............................   1,700    112,806
    YAMABIKO Corp.....................................   4,000    161,092
#   Yamada Denki Co., Ltd............................. 245,200    936,944
#   Yamagata Bank, Ltd. (The).........................  89,000    375,388
#   Yamaguchi Financial Group, Inc....................  67,000    894,534
    Yamaha Corp.......................................  26,500    623,701
    Yamaha Motor Co., Ltd.............................  18,400    417,449
    Yamaichi Electronics Co., Ltd.....................  10,500     98,296
    Yamanashi Chuo Bank, Ltd. (The)...................  90,000    412,256
    Yamatane Corp.....................................  68,000    112,968
    Yamato Holdings Co., Ltd..........................  12,700    281,471
    Yamato Kogyo Co., Ltd.............................  22,600    530,568
#   Yamaya Corp.......................................   2,600     48,182
    Yamazaki Baking Co., Ltd..........................  32,000    509,797
    Yamazen Corp......................................  20,000    168,229
    Yaoko Co., Ltd....................................   5,400    266,839
    Yashima Denki Co., Ltd............................   2,000     10,331
    Yaskawa Electric Corp.............................  31,800    376,912
    Yasuda Logistics Corp.............................   8,900     75,322
    Yellow Hat, Ltd...................................   9,800    198,826

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
JAPAN -- (Continued)
    Yokogawa Bridge Holdings Corp.....................  18,500 $    170,556
    Yokogawa Electric Corp............................  26,400      296,154
    Yokohama Reito Co., Ltd...........................  26,500      208,429
    Yokohama Rubber Co., Ltd. (The)...................  25,999      514,185
    Yokowo Co., Ltd...................................   5,600       32,420
    Yomiuri Land Co., Ltd.............................  25,000       86,858
    Yondenko Corp.....................................   8,000       27,889
#   Yonekyu Corp......................................   3,400       77,069
    Yonex Co., Ltd....................................   4,900       92,897
    Yorozu Corp.......................................  10,100      208,493
    Yoshinoya Holdings Co., Ltd.......................  27,600      331,458
    Yuasa Funashoku Co., Ltd..........................   4,000       12,709
    Yuasa Trading Co., Ltd............................   7,100      167,307
    Yuken Kogyo Co., Ltd..............................  13,000       26,409
#   Yumeshin Holdings Co., Ltd........................  15,200       99,274
    Yurtec Corp.......................................  25,000      207,869
    Yusen Logistics Co., Ltd..........................  11,800      131,122
    Yushiro Chemical Industry Co., Ltd................   6,300       70,154
    Yutaka Giken Co., Ltd.............................     600       12,530
    Zappallas, Inc....................................   5,000       23,998
    Zenrin Co., Ltd...................................  11,600      155,749
*   Zensho Holdings Co., Ltd..........................  31,700      306,970
    Zeon Corp.........................................  57,000      552,247
    ZERIA Pharmaceutical Co., Ltd.....................   6,000       87,707
    Zojirushi Corp....................................   5,000       77,236
    Zuiko Corp........................................   1,900       70,635
                                                               ------------
TOTAL JAPAN...........................................          400,491,047
                                                               ------------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV............................  55,713    1,747,541
    Accell Group......................................   8,953      196,327
    Aegon NV(007924103)...............................   8,198       63,125
    Aegon NV(5927375)................................. 273,151    2,101,006
*   AFC Ajax NV.......................................      70          716
    Akzo Nobel NV.....................................  21,422    1,532,852
*   AMG Advanced Metallurgical Group NV...............  23,331      196,306
    Amsterdam Commodities NV..........................   6,494      167,540
#*  APERAM SA.........................................  33,057    1,217,747
    Arcadis NV........................................  36,481      956,609
#   ArcelorMittal(B295F26)............................ 144,651    1,304,752
    ArcelorMittal(B03XPL1)............................  45,105      407,135
    ASM International NV..............................  25,848    1,162,241
#   ASML Holding NV...................................   8,114      804,633
*   Ballast Nedam NV..................................     796        1,312
    BE Semiconductor Industries NV....................  28,502      677,811
    Beter Bed Holding NV..............................   5,711      139,903
    BinckBank NV......................................  50,215      475,642
    Boskalis Westminster NV...........................  20,860    1,019,165
    Brunel International NV...........................   8,630      168,942
    Corbion NV........................................  40,475      850,715
    Delta Lloyd NV....................................  99,055    1,756,697
    DOCdata NV........................................   1,407       30,639
*   Fugro NV..........................................  82,327    1,722,033

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
NETHERLANDS -- (Continued)
    Gemalto NV........................................   6,317 $   542,041
*   Grontmij NV.......................................  33,230     163,396
*   Heijmans NV.......................................  16,398     200,689
    Heineken NV.......................................   6,899     542,535
    Hunter Douglas NV.................................     297      12,720
    ING Groep NV...................................... 176,818   3,007,171
    ING Groep NV Sponsored ADR........................  60,775   1,031,959
    KAS Bank NV.......................................  10,033     127,980
    Kendrion NV.......................................   8,458     252,361
    Koninklijke Ahold NV..............................  77,002   1,532,475
*   Koninklijke BAM Groep NV.......................... 125,326     580,584
    Koninklijke DSM NV................................  37,756   2,154,715
#   Koninklijke KPN NV................................ 296,141   1,170,077
    Koninklijke Philips Electronics NV................  45,594   1,267,969
    Koninklijke Philips NV............................  29,100     810,907
    Koninklijke Ten Cate NV...........................  14,630     394,509
    Koninklijke Vopak NV..............................  11,260     588,239
*   Macintosh Retail Group NV.........................   5,853      15,872
    Mota-Engil Africa NV..............................   1,982      15,189
    Nederland Apparatenfabriek........................     853      31,785
*   Ordina NV.........................................  64,198      90,334
*   PostNL NV......................................... 130,194     557,406
    Randstad Holding NV...............................  20,790   1,419,792
    RELX NV...........................................  77,373   1,287,723
    RELX NV Sponsored ADR.............................   4,614      76,731
#*  Royal Imtech NV...................................  17,912      56,640
*   SBM Offshore NV................................... 171,194   2,082,835
    Sligro Food Group NV..............................  11,156     428,959
#*  SNS Reaal NV......................................  28,066          --
*   Telegraaf Media Groep NV..........................   7,861      40,885
    TKH Group NV......................................  20,937     898,403
    TNT Express NV.................................... 153,743   1,286,679
*   TomTom NV.........................................  72,672     785,806
    USG People NV.....................................  41,390     631,879
    Van Lanschot NV...................................     664      18,084
    Wessanen..........................................  34,146     365,973
    Wolters Kluwer NV.................................  46,471   1,538,127
                                                               -----------
TOTAL NETHERLANDS.....................................          44,710,818
                                                               -----------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd..................................  60,764      32,918
    Air New Zealand, Ltd.............................. 265,495     462,437
#   Auckland International Airport, Ltd............... 200,322     715,028
*   Chorus, Ltd.......................................  79,615     150,834
*   Chorus, Ltd. ADR..................................     462       4,329
    Contact Energy, Ltd............................... 173,640     567,229
*   Diligent Corp.....................................   6,274      23,753
    Ebos Group, Ltd...................................  14,860     106,875
    Fisher & Paykel Healthcare Corp., Ltd............. 120,872     598,016
    Fletcher Building, Ltd.(6341606)..................  62,240     325,232
    Fletcher Building, Ltd.(6341617)..................   3,803      19,950
    Freightways, Ltd..................................  50,209     191,477
    Genesis Energy, Ltd...............................  84,844      95,790
    Hallenstein Glasson Holdings, Ltd.................   5,478      12,013

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
NEW ZEALAND -- (Continued)
    Heartland New Zealand, Ltd........................ 106,802 $   83,185
    Infratil, Ltd..................................... 116,980    249,390
#   Kathmandu Holdings, Ltd...........................  26,036     29,191
#   Mainfreight, Ltd..................................  35,327    355,646
    Metlifecare, Ltd..................................  66,483    212,792
    Mighty River Power, Ltd...........................  11,364     20,706
    New Zealand Oil & Gas, Ltd........................  53,150     17,521
*   New Zealand Refining Co., Ltd. (The)..............  20,346     40,550
    Nuplex Industries, Ltd............................  69,140    207,546
    NZX, Ltd..........................................  45,203     31,620
    PGG Wrightson, Ltd................................  41,016     12,456
*   Pike River Coal, Ltd..............................  12,312         --
    Port of Tauranga, Ltd.............................  13,291    154,642
    Restaurant Brands New Zealand, Ltd................  20,431     56,510
    Ryman Healthcare, Ltd.............................  41,080    227,703
    Skellerup Holdings, Ltd...........................  36,119     29,323
#   SKY Network Television, Ltd....................... 146,120    590,161
    SKYCITY Entertainment Group, Ltd.................. 183,003    533,677
    Spark New Zealand, Ltd............................ 304,245    594,194
    Summerset Group Holdings, Ltd.....................  59,440    163,911
    Tower, Ltd........................................  56,117     79,252
    Trade Me Group, Ltd............................... 115,520    258,386
#   TrustPower, Ltd...................................   8,621     44,575
    Vector, Ltd.......................................  33,846     74,185
    Warehouse Group, Ltd. (The).......................  50,707     86,023
*   Xero, Ltd.........................................  11,098    129,674
    Z Energy, Ltd.....................................   1,681      6,430
                                                               ----------
TOTAL NEW ZEALAND.....................................          7,595,130
                                                               ----------
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA.................... 168,462    154,509
#   AF Gruppen ASA....................................     510      6,588
#*  Akastor ASA.......................................  18,972     25,819
#   Aker ASA Class A..................................   7,838    163,537
#   Aker Solutions ASA................................  11,359     45,211
#   American Shipping ASA.............................  26,041    139,153
*   Archer, Ltd....................................... 144,921     37,290
    Atea ASA..........................................  24,699    213,285
    Austevoll Seafood ASA.............................  75,955    394,984
    Bakkafrost P/F....................................  14,734    447,278
    Bonheur ASA.......................................   5,168     40,467
    BW Offshore, Ltd.................................. 193,828    115,801
    Deep Sea Supply P.L.C.............................  74,823     25,639
*   Det Norske Oljeselskap ASA........................  34,534    211,710
    DNB ASA...........................................  46,929    765,057
#*  DNO ASA...........................................  82,820     76,927
*   DOF ASA...........................................  11,186      9,461
*   Dolphin Group A.S.................................  69,552     10,280
    Ekornes ASA.......................................   5,411     66,592
#*  Electromagnetic GeoServices ASA................... 137,254     24,779
    Farstad Shipping ASA..............................   4,288     12,567
*   Fred Olsen Energy ASA.............................  13,897     64,596
#*  Frontline, Ltd....................................  47,830    146,353

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
NORWAY -- (Continued)
    Ganger Rolf ASA...................................      2,279 $    17,663
    Gjensidige Forsikring ASA.........................     10,181     163,601
    Golar LNG, Ltd....................................      3,400     146,438
    Grieg Seafood ASA.................................      7,041      22,495
#   Hexagon Composites ASA............................     31,640      93,797
    Hoegh LNG Holdings, Ltd...........................      6,093      97,585
*   Kongsberg Automotive ASA..........................    305,870     191,116
    Kongsberg Gruppen ASA.............................      4,995      83,671
    Kvaerner ASA......................................    106,500      61,322
    Leroy Seafood Group ASA...........................      6,817     234,434
    Marine Harvest ASA................................     30,024     370,611
#*  Nordic Semiconductor ASA..........................     40,223     256,971
    Norsk Hydro ASA...................................    193,407     721,255
#*  Norske Skogindustrier ASA.........................    103,385      33,726
#*  Norwegian Air Shuttle A.S.........................      5,505     237,541
#*  Odfjell SE Class A................................      5,645      15,080
#   Opera Software ASA................................     14,495     115,740
    Orkla ASA.........................................     50,392     401,613
*   Panoro Energy ASA.................................    147,239      12,603
    Petroleum Geo-Services ASA........................    134,840     613,976
    Prosafe SE........................................     75,309     219,781
*   Q-Free ASA........................................      3,734       5,327
#*  REC Silicon ASA...................................  1,429,701     257,495
*   REC Solar ASA.....................................     13,235     172,641
    Salmar ASA........................................     11,015     174,181
    Schibsted ASA.....................................      1,854      64,779
*   Schibsted ASA Class B.............................      1,854      60,601
#   Seadrill, Ltd.....................................     63,036     561,651
#*  Sevan Marine ASA..................................     11,522      25,484
*   Siem Offshore, Inc................................     39,709       8,396
    Solstad Offshore ASA..............................      2,300       9,284
*   Songa Offshore....................................    137,830      17,303
    SpareBank 1 SMN...................................     24,245     187,700
    SpareBank 1 SR-Bank ASA...........................     52,270     310,293
    Statoil ASA.......................................    107,111   1,805,746
#   Statoil ASA Sponsored ADR.........................     12,080     204,273
    Stolt-Nielsen, Ltd................................     13,080     211,319
*   Storebrand ASA....................................    187,163     753,874
*   Subsea 7 SA.......................................     86,645     759,125
#   TGS Nopec Geophysical Co. ASA.....................     20,239     425,744
#   Tomra Systems ASA.................................     35,644     315,645
    Veidekke ASA......................................     20,561     228,774
    Wilh Wilhelmsen ASA...............................     21,629     126,179
    Wilh Wilhelmsen Holding ASA Class A...............      6,629     142,996
    Yara International ASA............................      6,974     346,986
                                                                  -----------
TOTAL NORWAY..........................................             14,484,699
                                                                  -----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.....................................     51,633     219,381
*   Banco BPI SA......................................    148,057     167,871
#*  Banco Comercial Portugues SA...................... 12,304,197     942,781
*   Banco Espirito Santo SA...........................    712,067          --

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
PORTUGAL -- (Continued)
    CTT-Correios de Portugal SA.......................     5,056 $   52,127
    EDP Renovaveis SA.................................    92,093    673,848
    Galp Energia SGPS SA..............................    42,681    493,622
    Jeronimo Martins SGPS SA..........................    12,685    188,526
#   Mota-Engil SGPS SA................................    34,788     92,399
    NOS SGPS SA.......................................    46,514    393,606
    Portucel SA.......................................   192,471    732,668
    REN--Redes Energeticas Nacionais SGPS SA..........    57,026    170,881
*   Sonae Capital SGPS SA.............................    41,822     18,349
*   Sonae Industria SGPS SA........................... 1,317,214     10,258
    Sonae SGPS SA.....................................   436,674    605,379
    Teixeira Duarte SA................................    31,098     17,971
                                                                 ----------
TOTAL PORTUGAL........................................            4,779,667
                                                                 ----------
SINGAPORE -- (1.2%)
*   Abterra, Ltd......................................    40,000     16,334
    Amara Holdings, Ltd...............................    90,000     33,096
    ASL Marine Holdings, Ltd..........................    74,200     21,517
#*  Ausgroup, Ltd.....................................   435,061     51,997
    Banyan Tree Holdings, Ltd.........................    84,000     30,289
#*  Biosensors International Group, Ltd...............   761,500    385,940
    Bonvests Holdings, Ltd............................    30,000     29,078
*   Boustead Projects, Ltd............................    26,174     16,483
    Boustead Singapore, Ltd...........................   132,149    115,688
    Breadtalk Group, Ltd..............................    64,000     63,478
    Bukit Sembawang Estates, Ltd......................    29,000    104,025
    Bund Center Investment, Ltd.......................    88,000     12,701
    CapitaLand, Ltd...................................   381,301    894,786
    Centurion Corp., Ltd..............................   167,400     58,532
    China Aviation Oil Singapore Corp., Ltd...........    82,100     44,626
#   China Merchants Holdings Pacific, Ltd.............   252,945    187,476
    Chip Eng Seng Corp., Ltd..........................   245,000    132,115
    City Developments, Ltd............................    54,200    368,874
#   Civmec, Ltd.......................................   140,800     38,137
    ComfortDelGro Corp., Ltd..........................    91,000    199,698
#   Cosco Corp. Singapore, Ltd........................   674,200    191,605
    CSE Global, Ltd...................................   336,000    131,004
#   CWT, Ltd..........................................   163,000    266,257
    Dairy Farm International Holdings, Ltd............     3,800     31,405
    DBS Group Holdings, Ltd...........................    84,733  1,247,457
*   Del Monte Pacific, Ltd............................   222,059     61,505
*   Delong Holdings, Ltd..............................    33,000      4,111
#   Dyna-Mac Holdings, Ltd............................   230,000     37,655
    Elec & Eltek International Co., Ltd...............    14,000     11,691
    Eu Yan Sang International, Ltd....................    20,000      7,129
#   Ezion Holdings, Ltd............................... 1,050,880    660,733
#*  Ezra Holdings, Ltd................................ 1,882,853    184,685
    Falcon Energy Group, Ltd..........................   203,000     34,030
    Far East Orchard, Ltd.............................    55,984     65,753
#   First Resources, Ltd..............................   145,900    201,851
    FJ Benjamin Holdings, Ltd.........................    75,000      5,600
    Fragrance Group, Ltd..............................   222,000     33,131
    Frasers Centrepoint, Ltd..........................    80,500     98,087

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
SINGAPORE -- (Continued)
*   Gallant Venture, Ltd..............................    51,000 $  8,551
#   Genting Hong Kong, Ltd............................   400,000  138,748
    Genting Singapore P.L.C...........................   257,100  164,749
#*  Geo Energy Resources, Ltd.........................   196,000   28,418
    Global Premium Hotels, Ltd........................     9,279    2,131
*   GMG Global, Ltd...................................   128,500   39,386
    Golden Agri-Resources, Ltd........................ 2,738,600  628,464
    Great Eastern Holdings, Ltd.......................     3,000   50,746
#   GuocoLand, Ltd....................................    65,333  109,027
    GuocoLeisure, Ltd.................................   109,000   73,018
*   HG Metal Manufacturing, Ltd.......................   123,000    5,023
    Hi-P International, Ltd...........................    76,000   27,466
    Hiap Hoe, Ltd.....................................    39,000   22,745
#   Ho Bee Land, Ltd..................................   148,100  217,022
    Hong Fok Corp., Ltd...............................   144,800   88,645
    Hong Leong Asia, Ltd..............................    49,000   42,708
    Hotel Grand Central, Ltd..........................     6,335    6,199
    Hour Glass, Ltd. (The)............................   108,000   68,521
    HTL International Holdings, Ltd...................    41,000    6,793
    Hutchison Port Holdings Trust..................... 1,567,800  940,972
    Hwa Hong Corp., Ltd...............................    21,000    4,897
#   Hyflux, Ltd.......................................   149,500   91,371
#   Indofood Agri Resources, Ltd......................   289,000  123,237
*   InnoTek, Ltd......................................    37,000    6,867
    Innovalues, Ltd...................................    77,200   48,718
    Interplex Holdings, Ltd...........................    51,000   26,052
*   Interra Resources, Ltd............................   125,000   10,209
    IPC Corp., Ltd....................................    23,800   26,889
    Jardine Cycle & Carriage, Ltd.....................     4,444   95,716
*   Jiutian Chemical Group, Ltd.......................   980,000   29,845
    k1 Ventures, Ltd..................................   393,000   57,210
    Keppel Corp., Ltd.................................    49,700  271,510
    Keppel Infrastructure Trust.......................   140,862   53,361
    Keppel Telecommunications & Transportation, Ltd...    37,500   40,315
    Koh Brothers Group, Ltd...........................   175,000   39,448
    KSH Holdings, Ltd.................................    51,000   19,333
*   Li Heng Chemical Fibre Technologies, Ltd..........    23,000   10,817
    Lian Beng Group, Ltd..............................   252,000  101,925
#*  Linc Energy, Ltd..................................   146,083   15,610
    Low Keng Huat Singapore, Ltd......................    78,000   37,961
    M1, Ltd...........................................    85,600  195,127
    Mandarin Oriental International, Ltd..............     6,600   10,466
*   Marco Polo Marine, Ltd............................    39,000    6,535
    Mermaid Maritime PCL..............................   262,000   33,213
#   Midas Holdings, Ltd...............................   952,800  218,410
#   Nam Cheong Ltd....................................   600,000  100,393
#*  Neptune Orient Lines, Ltd.........................   496,250  334,809
    Nera Telecommunications, Ltd......................    43,000   20,380
#   Noble Group, Ltd.................................. 1,611,000  534,646
    OKH Global, Ltd...................................       300      149
#   Olam International, Ltd...........................   142,200  190,559
#   OSIM International, Ltd...........................   105,600  122,764
#   Otto Marine, Ltd..................................   693,000   13,581

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
SINGAPORE -- (Continued)
#   OUE Hospitality Trust.............................  21,167 $ 14,045
    OUE, Ltd.......................................... 127,000  179,272
#   Oversea-Chinese Banking Corp., Ltd................  74,449  558,297
    Overseas Education, Ltd...........................  31,900   18,630
#   Oxley Holdings, Ltd............................... 118,000   37,815
    Pacific Radiance, Ltd............................. 183,900   54,145
    Pan-United Corp., Ltd.............................  47,000   25,712
    Penguin International, Ltd........................ 321,200   36,896
    Petra Foods, Ltd..................................  22,300   46,616
    Q&M Dental Group Singapore, Ltd...................  17,500   10,666
    QAF, Ltd..........................................  97,253   79,260
#   Raffles Education Corp., Ltd...................... 497,420  104,865
    Raffles Medical Group, Ltd........................  68,057  237,761
    Riverstone Holdings, Ltd..........................  19,800   24,558
    Rotary Engineering, Ltd........................... 130,000   38,976
    SATS, Ltd......................................... 112,080  307,598
    SembCorp Industries, Ltd..........................  79,800  207,560
#   SembCorp Marine, Ltd.............................. 117,500  223,303
    Sheng Siong Group, Ltd............................ 248,200  161,740
    SHS Holdings, Ltd................................. 195,000   32,679
    Sim Lian Group, Ltd...............................  51,000   32,592
#   Sinarmas Land, Ltd................................ 570,000  230,494
    Singapore Airlines, Ltd........................... 102,400  801,068
    Singapore Exchange, Ltd...........................  44,400  258,128
    Singapore Post, Ltd............................... 254,100  361,835
    Singapore Press Holdings, Ltd.....................  58,000  176,708
    Singapore Technologies Engineering, Ltd...........  65,800  157,319
    Singapore Telecommunications, Ltd................. 147,000  439,033
#*  Sino Grandness Food Industry Group, Ltd........... 216,600   49,594
#   SMRT Corp., Ltd................................... 106,000  106,906
    Stamford Land Corp., Ltd.......................... 217,000   90,897
    StarHub, Ltd......................................  37,300  104,143
    Sunningdale Tech, Ltd............................. 519,000   68,901
*   SunVic Chemical Holdings, Ltd..................... 184,600   38,283
    Super Group, Ltd.................................. 218,300  159,815
#*  Swiber Holdings, Ltd.............................. 378,999   41,002
#   Swissco Holdings, Ltd............................. 196,500   50,096
    Tat Hong Holdings, Ltd............................ 172,000   63,460
    Tiong Woon Corp. Holding, Ltd..................... 136,000   17,959
    Tuan Sing Holdings, Ltd........................... 183,531   46,774
    UMS Holdings, Ltd................................. 207,250   77,043
#   United Engineers, Ltd............................. 260,200  471,912
#   United Industrial Corp., Ltd......................  99,880  243,880
    United Overseas Bank, Ltd.........................  58,963  954,526
    UOB-Kay Hian Holdings, Ltd........................ 112,387  122,884
    UOL Group, Ltd.................................... 125,387  612,576
    UPP Holdings, Ltd................................. 134,000   18,066
#*  Vard Holdings, Ltd................................ 399,000  132,060
    Venture Corp., Ltd................................ 119,200  682,064
    Vibrant Group, Ltd................................ 719,863   48,787
    Wee Hur Holdings, Ltd............................. 112,000   25,697
    Wheelock Properties Singapore, Ltd................  10,000   12,638
    Wilmar International, Ltd......................... 135,600  316,203

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SINGAPORE -- (Continued)
    Wing Tai Holdings, Ltd............................   309,368 $   425,093
    Yeo Hiap Seng, Ltd................................    10,160      11,079
*   Yongnam Holdings, Ltd.............................   149,000      44,494
    Zhongmin Baihui Retail Group, Ltd.................     7,900      10,561
                                                                 -----------
TOTAL SINGAPORE.......................................            21,545,178
                                                                 -----------
SPAIN -- (2.3%)
    Abengoa SA........................................     9,660      24,131
#   Abengoa SA Class B................................   142,657     319,885
    Abertis Infraestructuras SA.......................    25,594     419,095
    Acciona SA........................................    12,398   1,001,971
    Acerinox SA.......................................    40,938     499,251
    ACS Actividades de Construccion y Servicios SA....    10,883     365,244
#   Adveo Group International SA......................     9,707      84,206
    Almirall SA.......................................    23,967     471,336
#   Amadeus IT Holding SA Class A.....................    26,130   1,140,746
    Atresmedia Corp de Medios de Comunicacion SA......    24,791     373,305
    Banco Bilbao Vizcaya Argentaria SA................   237,983   2,413,230
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..    36,815     372,568
    Banco de Sabadell SA.............................. 1,363,885   3,107,285
    Banco Popular Espanol SA..........................   332,760   1,528,182
    Banco Santander SA................................   537,509   3,716,720
    Banco Santander SA Sponsored ADR..................    62,502     425,642
    Bankia SA.........................................   269,054     355,582
    Bankinter SA......................................   134,798   1,040,437
*   Baron de Ley......................................       967      95,935
    Bolsas y Mercados Espanoles SHMSF SA..............    26,757   1,104,986
    CaixaBank SA......................................   125,771     561,272
#*  Caja de Ahorros del Mediterraneo..................     8,736          --
#*  Cementos Portland Valderrivas SA..................     8,539      71,833
    Cie Automotive SA.................................    16,423     259,680
    Construcciones y Auxiliar de Ferrocarriles SA.....       728     206,927
    Distribuidora Internacional de Alimentacion SA....   107,687     673,967
    Duro Felguera SA..................................    21,132      84,195
    Ebro Foods SA.....................................    19,601     390,961
    Elecnor SA........................................     6,222      61,892
    Enagas SA.........................................    35,698   1,002,106
    Ence Energia y Celulosa SA........................    68,021     245,545
    Endesa SA.........................................    13,561     284,891
*   Ercros SA.........................................    29,067      21,928
    Faes Farma SA.....................................    55,477     154,042
    Ferrovial SA......................................    16,390     398,595
*   Fluidra SA........................................     6,648      24,821
*   Fomento de Construcciones y Contratas SA..........    28,925     298,450
    Gamesa Corp. Tecnologica SA.......................    83,465   1,321,839
    Gas Natural SDG SA................................    28,774     624,522
    Grifols SA........................................     6,558     289,794
    Grupo Catalana Occidente SA.......................    11,445     355,157
#*  Grupo Ezentis SA..................................    87,009      66,899
    Iberdrola SA......................................   577,821   4,075,511
    Iberpapel Gestion SA..............................     2,459      41,703
#   Indra Sistemas SA.................................    43,019     483,203
*   Inmobiliaria Colonial SA..........................   113,355      84,316

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SPAIN -- (Continued)
    Laboratorios Farmaceuticos Rovi SA................   1,703 $    25,704
*   Liberbank SA...................................... 290,266     202,252
    Mapfre SA......................................... 210,988     679,136
    Mediaset Espana Comunicacion SA...................  49,694     624,739
    Melia Hotels International SA.....................  13,052     187,789
    Miquel y Costas & Miquel SA.......................   2,868     103,735
*   NH Hotel Group SA.................................  52,893     320,672
#   Obrascon Huarte Lain SA...........................  10,632     176,821
    Papeles y Cartones de Europa SA...................  25,639     147,004
*   Pescanova SA......................................   4,776          --
*   Promotora de Informaciones SA Class A.............  16,523     150,926
    Prosegur Cia de Seguridad SA......................  77,616     411,048
#*  Quabit Inmobiliaria SA............................ 386,390      44,009
*   Realia Business SA................................  14,616      11,911
    Red Electrica Corp. SA............................   7,038     561,983
    Repsol SA......................................... 146,127   2,455,869
    Repsol SA Sponsored ADR...........................   9,539     159,969
*   Sacyr SA.......................................... 131,688     454,210
#*  Solaria Energia y Medio Ambiente SA...............   8,257       8,486
    Tecnicas Reunidas SA..............................  11,631     592,240
*   Telecomunicaciones y Energia......................  12,308      18,122
    Telefonica SA.....................................  76,699   1,176,468
    Telefonica SA Sponsored ADR.......................   4,389      67,064
    Tubacex SA........................................  44,867     122,209
    Tubos Reunidos SA.................................  29,237      40,804
    Vidrala SA........................................   6,879     337,614
    Viscofan SA.......................................  12,366     739,014
*   Vocento SA........................................   6,613      14,430
    Zardoya Otis SA...................................  36,741     403,348
*   Zeltia SA.........................................  60,251     265,499
                                                               -----------
TOTAL SPAIN...........................................          41,446,861
                                                               -----------
SWEDEN -- (2.8%)
#   AAK AB............................................   7,647     517,968
    Acando AB.........................................  84,854     138,615
    AddTech AB Class B................................  12,687     188,177
    AF AB Class B.....................................  27,148     380,209
    Alfa Laval AB.....................................   9,466     174,097
*   Arise AB..........................................   1,403       3,206
    Assa Abloy AB Class B.............................  44,223     897,940
    Atrium Ljungberg AB Class B.......................   6,004      82,827
    Avanza Bank Holding AB............................   7,719     321,007
    Axfood AB.........................................  19,709     336,083
    B&B Tools AB Class B..............................  10,741     160,125
    Beijer Alma AB....................................   9,601     212,726
    Beijer Electronics AB.............................     728       4,620
    Beijer Ref AB Class B.............................   5,568     116,645
    Betsson AB........................................  29,823     500,018
#   Bilia AB..........................................  22,177     445,770
    BillerudKorsnas AB................................  69,289   1,064,395
    BioGaia AB Class B................................   3,923     127,293
    Biotage AB........................................  10,917      23,694
    Bjorn Borg AB.....................................   8,838      31,657

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SWEDEN -- (Continued)
    Boliden AB........................................ 155,579 $2,873,034
    Bulten AB.........................................  12,258    113,574
    Bure Equity AB....................................  26,556    163,977
    Byggmax Group AB..................................  40,307    366,638
    Castellum AB......................................  32,297    460,491
    Cavotec SA........................................   1,266      4,103
    Clas Ohlson AB Class B............................  15,323    283,597
*   Cloetta AB Class B................................  67,688    203,161
    Concentric AB.....................................  20,402    234,737
*   Concordia Maritime AB Class B.....................  17,237     41,393
    CyberCom Group AB.................................  40,014      9,967
    Dios Fastigheter AB...............................  11,134     77,778
*   Doro AB...........................................  11,575     56,475
    Duni AB...........................................  17,010    226,581
    Electrolux AB Series B............................  24,731    709,976
#   Elekta AB Class B.................................  13,870     92,014
    Enea AB...........................................   2,950     30,241
#*  Eniro AB.......................................... 214,472     25,746
    Fabege AB.........................................  27,604    383,076
*   Fastighets AB Balder..............................   5,442     90,566
    Getinge AB Class B................................  14,356    352,148
    Gunnebo AB........................................  27,903    126,608
    Haldex AB.........................................  25,076    307,360
    Hemfosa Fastigheter AB............................  11,294    121,868
#   Hexagon AB Class B................................  15,086    487,462
    Hexpol AB.........................................  51,060    547,715
    HIQ International AB..............................  25,626    131,541
    Holmen AB Class B.................................  31,055    885,966
    Hufvudstaden AB Class A...........................   7,743    100,090
#   Husqvarna AB Class A..............................  16,925    122,906
    Husqvarna AB Class B.............................. 100,708    733,861
    ICA Gruppen AB....................................  20,554    750,105
    Industrial & Financial Systems Class B............   8,264    277,174
#   Indutrade AB......................................  10,141    495,350
    Intrum Justitia AB................................  21,026    715,036
    ITAB Shop Concept AB Class B......................   1,303     30,086
    JM AB.............................................  29,802    789,037
    KappAhl AB........................................  25,937     82,317
#*  Karolinska Development AB Class B.................   1,834      2,599
    Klovern AB Class A................................   2,171      2,087
#   Klovern AB Class B................................  71,737     69,010
    KNOW IT AB........................................   5,593     35,843
    Kungsleden AB.....................................  27,468    183,965
    Lagercrantz AB Class B............................   3,413     78,568
    Lindab International AB...........................  42,424    319,667
    Loomis AB Class B.................................  23,495    658,303
*   Lundin Petroleum AB...............................   7,830    113,520
    Meda AB Class A................................... 116,477  1,898,069
*   Medivir AB Class B................................  13,312    141,254
    Mekonomen AB......................................  10,392    258,884
#   Millicom International Cellular SA................   6,190    452,680
    Modern Times Group MTG AB Class B.................  17,281    490,332
    MQ Holding AB.....................................  13,911     62,612

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SWEDEN -- (Continued)
    Mycronic AB.......................................  35,480 $  223,654
    NCC AB Class A....................................     516     15,298
    NCC AB Class B....................................  22,594    675,318
*   Net Insight AB Class B............................  35,533     12,558
#   NetEnt AB.........................................  11,256    523,845
    New Wave Group AB Class B.........................  25,404    130,072
    Nibe Industrier AB Class B........................  23,322    657,288
    Nobia AB..........................................  43,256    507,380
    Nolato AB Class B.................................  14,784    362,571
    Nordea Bank AB.................................... 180,870  2,251,980
    Nordnet AB Class B................................  51,094    203,273
    OEM International AB Class B......................   1,100     14,657
#   Opus Group AB.....................................  21,544     21,666
#*  Oriflame Holding AG...............................   3,042     45,030
    Peab AB........................................... 101,040    765,122
*   Pricer AB Class B................................. 130,474    135,169
    Proact IT Group AB................................   1,449     19,565
#   Proffice AB Class B...............................  15,374     37,280
#*  Qliro Group AB....................................  13,212     21,731
    Ratos AB Class B.................................. 153,084    958,238
*   RaySearch Laboratories AB.........................   1,738     24,778
    Rezidor Hotel Group AB............................  31,258    142,081
    Saab AB Class B...................................  25,741    620,702
#   Sagax AB Class B..................................   4,644     30,913
    Sandvik AB........................................  60,152    609,503
#*  SAS AB............................................ 118,542    209,833
    Securitas AB Class B..............................  38,142    547,522
    Semcon AB.........................................   5,805     29,463
#*  Sensys Traffic AB................................. 103,238     22,038
    Skandinaviska Enskilda Banken AB Class A.......... 114,794  1,381,944
    Skanska AB Class B................................  30,904    650,813
    SKF AB Class A....................................   2,752     53,640
    SKF AB Class B....................................  34,665    678,028
    SkiStar AB........................................  13,262    155,799
#*  SSAB AB Class A(BPRBWK4)..........................  19,797     93,974
#*  SSAB AB Class A(B17H0S8).......................... 100,191    477,024
*   SSAB AB Class B(BPRBWM6)..........................  50,538    212,576
*   SSAB AB Class B(B17H3F6)..........................  23,650     98,204
    Svenska Cellulosa AB SCA Class A..................   5,303    150,480
    Svenska Cellulosa AB SCA Class B.................. 129,598  3,687,638
    Svenska Handelsbanken AB Class A..................  84,882  1,299,060
#   Svenska Handelsbanken AB Class B..................   2,754     42,242
#   Sweco AB Class B..................................   7,635    104,863
    Swedbank AB Class A...............................  54,034  1,265,701
    Swedish Match AB..................................  10,042    307,585
*   Swedish Orphan Biovitrum AB.......................  33,167    436,596
    Systemair AB......................................     819     12,466
    Tele2 AB Class B.................................. 184,171  1,916,749
    Telefonaktiebolaget LM Ericsson Class A...........   4,300     43,258
    Telefonaktiebolaget LM Ericsson Class B...........  78,777    842,287
    TeliaSonera AB.................................... 113,773    691,424
*   TradeDoubler AB...................................   9,598      7,839
*   Transcom Worldwide AB.............................   2,321     22,981

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SWEDEN -- (Continued)
    Transmode AB......................................   1,524 $    21,635
    Trelleborg AB Class B.............................  58,923   1,017,693
    Tribona AB........................................      65         291
    Unibet Group P.L.C................................   9,216     591,876
    Vitrolife AB......................................   5,059     102,137
    Volvo AB Class A..................................  13,728     162,300
    Volvo AB Class B..................................  51,616     612,214
    Wallenstam AB Class B.............................  25,578     185,316
    Wihlborgs Fastigheter AB..........................  15,510     267,387
                                                               -----------
TOTAL SWEDEN..........................................          51,410,768
                                                               -----------
SWITZERLAND -- (6.2%)
    ABB, Ltd.......................................... 184,665   3,756,089
#   ABB, Ltd. Sponsored ADR...........................  16,820     341,110
    Actelion, Ltd.....................................   5,856     866,004
    Adecco SA.........................................  27,952   2,332,942
#*  AFG Arbonia-Forster Holding AG....................   6,902     119,789
    Allreal Holding AG................................   5,015     716,774
#   Alpiq Holding AG..................................     832      70,207
    ALSO Holding AG...................................     321      18,965
    ams AG............................................  19,889     862,453
    APG SGA SA........................................     523     213,005
    Aryzta AG.........................................  43,253   2,194,556
    Ascom Holding AG..................................  24,492     444,012
    Autoneum Holding AG...............................   2,352     485,245
    Bachem Holding AG Class B.........................   1,689      89,806
    Baloise Holding AG................................  14,434   1,839,013
    Bank Coop AG......................................   1,479      64,903
    Banque Cantonale de Geneve........................     163      41,829
    Banque Cantonale Vaudoise.........................   1,261     817,531
    Barry Callebaut AG................................     473     528,784
    Basler Kantonalbank...............................     599      45,225
    Belimo Holding AG.................................     119     271,377
    Bell AG...........................................      43     111,498
    Bellevue Group AG.................................   4,826      72,022
#   Berner Kantonalbank AG............................   1,342     256,801
    BKW AG............................................   4,206     152,126
    Bobst Group SA....................................   6,272     275,883
    Bossard Holding AG Class A........................   2,917     325,607
#   Bucher Industries AG..............................   3,139     765,250
    Burckhardt Compression Holding AG.................   1,297     489,899
    Burkhalter Holding AG.............................   1,062     115,764
    Calida Holding AG.................................   3,845     152,090
    Carlo Gavazzi Holding AG..........................      42       9,746
    Cembra Money Bank AG..............................   1,624      98,896
    Cham Paper Holding AG.............................      17       4,305
*   Charles Voegele Holding AG........................   4,299      45,391
    Chocoladefabriken Lindt & Sprungli AG.............       3     200,258
#   Cie Financiere Richemont SA.......................  23,242   2,006,097
    Cie Financiere Tradition SA.......................     543      36,085
    Clariant AG....................................... 153,689   3,065,820
    Coltene Holding AG................................   2,325     166,935
    Conzzeta AG.......................................     464     301,185

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SWITZERLAND -- (Continued)
    Credit Suisse Group AG............................  95,159 $2,807,264
#   Credit Suisse Group AG Sponsored ADR..............  15,972    470,375
    Daetwyler Holding AG..............................   3,298    408,116
    DKSH Holding AG...................................  14,064  1,055,121
*   Dufry AG..........................................  11,185  1,551,062
    Edmond de Rothschild Suisse SA....................       1     18,906
    EFG International AG..............................  28,589    332,939
    Emmi AG...........................................   1,664    551,490
    EMS-Chemie Holding AG.............................     615    299,551
    Energiedienst Holding AG..........................   1,258     33,824
*   Evolva Holding SA.................................   4,494      7,992
    Feintool International Holding AG.................     929     92,228
    Flughafen Zuerich AG..............................   2,909  2,387,795
    Forbo Holding AG..................................     675    822,070
    Galenica AG.......................................   1,180  1,343,270
    GAM Holding AG.................................... 111,084  2,331,805
    Gategroup Holding AG..............................  20,047    740,705
    Geberit AG........................................   2,030    702,185
    Georg Fischer AG..................................   2,976  1,984,546
    Givaudan SA.......................................     592  1,101,207
    Gurit Holding AG..................................     235    127,629
    Helvetia Holding AG...............................   3,136  1,720,840
    HOCHDORF Holding AG...............................      63      9,788
    Huber & Suhner AG.................................   6,427    278,506
    Implenia AG.......................................   8,416    504,874
    Inficon Holding AG................................     488    144,910
*   Interroll Holding AG..............................     407    261,175
    Intershop Holding AG..............................     324    134,375
    Julius Baer Group, Ltd............................  55,016  3,043,470
    Jungfraubahn Holding AG...........................      27      2,453
    Kaba Holding AG Class B...........................   1,576  1,008,318
    Kardex AG.........................................   5,120    299,967
    Komax Holding AG..................................   2,676    465,838
    Kudelski SA.......................................  24,777    392,048
    Kuehne + Nagel International AG...................   2,059    284,240
    Kuoni Reisen Holding AG...........................   3,292    914,920
*   LafargeHolcim, Ltd.(BZ3DNX4)......................  26,752  1,852,729
    LafargeHolcim, Ltd.(7110753)......................  33,433  2,326,215
    LEM Holding SA....................................     221    167,050
    Liechtensteinische Landesbank AG..................   4,373    173,802
*   LifeWatch AG......................................   1,294     21,633
    Logitech International SA(B18ZRK2)................  66,766    960,524
    Logitech International SA(H50430232)..............  43,913    628,834
    Lonza Group AG....................................  20,074  2,909,818
#   Luzerner Kantonalbank AG..........................   1,410    518,651
    MCH Group AG......................................     200     12,691
    Metall Zug AG.....................................      70    189,197
#*  Meyer Burger Technology AG........................  32,461    279,487
    Micronas Semiconductor Holding AG.................  18,141     79,535
    Mikron Holding AG.................................   4,766     28,276
    Mobilezone Holding AG.............................   9,046    156,466
    Mobimo Holding AG.................................   3,312    704,394
    Nestle SA.........................................  91,122  6,893,386

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SWITZERLAND -- (Continued)
    Novartis AG.......................................  52,784 $5,477,085
    Novartis AG ADR...................................  22,331  2,316,841
    OC Oerlikon Corp. AG..............................  80,689    989,566
*   Orascom Development Holding AG....................   9,372    114,875
#*  Orell Fuessli Holding AG..........................     184     21,929
    Orior AG..........................................   3,225    180,589
#   Panalpina Welttransport Holding AG................   3,313    412,417
    Partners Group Holding AG.........................   1,784    596,521
    Phoenix Mecano AG.................................     223    111,998
*   Plazza AG.........................................     464     99,014
    PSP Swiss Property AG.............................   1,506    135,284
    Rieter Holding AG.................................   1,736    261,601
    Romande Energie Holding SA........................      63     69,113
    Schaffner Holding AG..............................     372     89,540
    Schindler Holding AG..............................   1,534    249,268
*   Schmolz + Bickenbach AG........................... 310,797    260,136
    Schweiter Technologies AG.........................     487    381,822
    SGS SA............................................     201    383,421
    Siegfried Holding AG..............................   2,722    489,419
    Sika AG...........................................     327  1,185,499
    Sonova Holding AG.................................   1,172    166,845
    St Galler Kantonalbank AG.........................     970    365,113
    Straumann Holding AG..............................   2,008    594,096
    Sulzer AG.........................................   6,789    697,130
    Swatch Group AG (The)(7184725)....................   4,085  1,759,279
    Swatch Group AG (The)(7184736)....................   7,771    636,923
    Swiss Life Holding AG.............................   9,749  2,300,251
    Swiss Re AG.......................................  48,848  4,394,219
    Swisscom AG.......................................   1,277    742,712
    Swissquote Group Holding SA.......................   3,840     98,705
    Syngenta AG.......................................   6,551  2,698,819
    Syngenta AG ADR...................................   2,693    221,769
    Tamedia AG........................................     439     75,197
    Tecan Group AG....................................   3,097    379,226
    Temenos Group AG..................................  15,719    576,187
#*  Tornos Holding AG.................................   2,333      9,841
    U-Blox AG.........................................   2,638    555,282
    UBS Group AG(BRJL176).............................  67,554  1,553,140
*   UBS Group AG(H42097107)...........................  90,666  2,090,758
    Valiant Holding AG................................   7,037    698,542
    Valora Holding AG.................................   2,166    421,043
    Vaudoise Assurances Holding SA Class B............     517    285,186
    Vetropack Holding AG..............................      68    112,979
    Vontobel Holding AG...............................  18,980  1,009,662
    VP Bank AG........................................   1,332    115,790
    VZ Holding AG.....................................      98     25,211
    Walliser Kantonalbank.............................      41     31,781
    Walter Meier AG...................................     525     21,805
    Ypsomed Holding AG................................     784     86,947
    Zehnder Group AG..................................   6,719    253,234
    Zug Estates Holding AG............................      50     72,865
    Zuger Kantonalbank AG.............................      22    102,566

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG.........................  15,260 $  4,646,816
                                                               ------------
TOTAL SWITZERLAND.....................................          112,935,624
                                                               ------------
UNITED KINGDOM -- (17.0%)
    4imprint Group P.L.C..............................     979       18,703
    888 Holdings P.L.C................................  92,882      246,187
    A.G.BARR P.L.C....................................  27,346      241,163
    Aberdeen Asset Management P.L.C................... 126,356      717,631
    Acacia Mining P.L.C............................... 113,340      424,502
    Acal P.L.C........................................   5,153       23,892
    Admiral Group P.L.C...............................  25,512      589,505
#*  Afren P.L.C....................................... 449,270       12,524
*   Aga Rangemaster Group P.L.C.......................  43,446      125,208
    Aggreko P.L.C.....................................  36,677      687,002
    Alent P.L.C....................................... 128,013      947,146
    Amec Foster Wheeler P.L.C.........................  65,613      837,898
    Amlin P.L.C....................................... 182,769    1,454,914
    Anglo American P.L.C.............................. 210,298    2,651,645
    Anglo Pacific Group P.L.C.........................  39,934       52,301
    Anglo-Eastern Plantations P.L.C...................      19          177
    Anite P.L.C....................................... 103,523      203,309
    Antofagasta P.L.C.................................  49,690      438,759
    ARM Holdings P.L.C................................  28,342      444,661
    ARM Holdings P.L.C. Sponsored ADR.................   4,168      196,063
    Arrow Global Group P.L.C..........................   4,940       20,804
#   Ashmore Group P.L.C............................... 133,756      554,368
    Ashtead Group P.L.C...............................  97,961    1,502,190
    Associated British Foods P.L.C....................  18,363      922,886
    AstraZeneca P.L.C.................................     956       64,538
    AstraZeneca P.L.C. Sponsored ADR..................  51,194    1,729,845
    Aveva Group P.L.C.................................  22,171      762,523
    Aviva P.L.C....................................... 584,939    4,756,243
#   Aviva P.L.C. Sponsored ADR........................  10,982      179,995
    Babcock International Group P.L.C.................  52,793      816,762
    BAE Systems P.L.C................................. 193,382    1,447,885
    Balfour Beatty P.L.C.............................. 291,223    1,070,491
    Bank of Georgia Holdings P.L.C....................  12,104      376,693
    Barclays P.L.C.................................... 257,747    1,162,347
    Barclays P.L.C. Sponsored ADR..................... 202,899    3,648,124
    Barratt Developments P.L.C........................ 431,196    4,267,357
    BBA Aviation P.L.C................................ 169,888      786,459
    Beazley P.L.C..................................... 226,172    1,190,897
    Bellway P.L.C.....................................  52,323    1,966,124
    Berendsen P.L.C...................................  63,530    1,014,747
    Berkeley Group Holdings P.L.C.....................  51,343    2,696,324
    Betfair Group P.L.C...............................  20,939      909,817
    BG Group P.L.C.................................... 132,145    2,248,416
    BHP Billiton P.L.C................................   3,376       62,009
#   BHP Billiton P.L.C. ADR...........................  35,046    1,287,941
    Bloomsbury Publishing P.L.C.......................   1,815        4,624
    Bodycote P.L.C....................................  83,466      889,147
    Booker Group P.L.C................................ 293,234      818,702
    Bovis Homes Group P.L.C...........................  58,977    1,050,625

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
UNITED KINGDOM -- (Continued)
    BP P.L.C..........................................   305,632 $1,882,611
    BP P.L.C. Sponsored ADR...........................   198,770  7,348,527
    Braemar Shipping Services P.L.C...................     1,625     11,967
#   Brammer P.L.C.....................................    38,592    195,504
    Brewin Dolphin Holdings P.L.C.....................   145,926    716,402
    British Polythene Industries P.L.C................     9,952    110,405
    Britvic P.L.C.....................................    81,213    869,041
*   BTG P.L.C.........................................    79,037    805,864
    Bunzl P.L.C.......................................    25,249    722,732
    Burberry Group P.L.C..............................    26,801    672,609
    Bwin.Party Digital Entertainment P.L.C............   311,258    557,961
    Cable & Wireless Communications P.L.C............. 1,281,055  1,279,989
*   Cairn Energy P.L.C................................    13,833     34,732
    Cape P.L.C........................................    62,368    226,794
    Capita P.L.C......................................    34,060    693,360
    Capital & Counties Properties P.L.C...............    31,629    227,640
    Capital & Regional P.L.C..........................    34,857     33,624
    Carclo P.L.C......................................     6,128     13,662
#   Carillion P.L.C...................................   181,715    980,830
    Carnival P.L.C....................................    12,367    685,476
#   Carnival P.L.C. ADR...............................     4,499    248,975
    Castings P.L.C....................................     9,986     67,190
    Centamin P.L.C....................................   771,046    666,302
    Centaur Media P.L.C...............................     3,412      4,129
    Centrica P.L.C....................................   369,046  1,534,938
    Chemring Group P.L.C..............................   108,146    397,740
    Chesnara P.L.C....................................    49,447    261,306
    Chime Communications P.L.C........................    14,821     83,545
    Cineworld Group P.L.C.............................   100,573    803,072
*   Circassia Pharmaceuticals P.L.C...................     4,660     21,872
    Clarkson P.L.C....................................     2,043     88,133
    Close Brothers Group P.L.C........................    64,525  1,462,195
    Cobham P.L.C......................................   457,368  1,863,481
    Coca-Cola HBC AG..................................    31,744    662,110
*   Colt Group SA.....................................   193,206    566,312
    Communisis P.L.C..................................   101,723     77,239
    Computacenter P.L.C...............................    35,350    419,464
    Connect Group PLC.................................    51,329    118,733
    Consort Medical P.L.C.............................    13,433    195,581
    Costain Group P.L.C...............................    20,992    109,565
    Countrywide P.L.C.................................     3,421     27,819
    Cranswick P.L.C...................................    19,074    491,441
    Crest Nicholson Holdings P.L.C....................    16,723    142,394
    Creston P.L.C.....................................     3,606      8,532
    Croda International P.L.C.........................    24,971  1,184,099
    CSR P.L.C.........................................    55,173    773,524
    CSR P.L.C. ADR....................................       700     39,214
    Daily Mail & General Trust P.L.C..................    92,207  1,154,682
    Dairy Crest Group P.L.C...........................    99,724    898,473
    Darty P.L.C.......................................    67,500     75,553
    DCC P.L.C.........................................    18,765  1,482,889
    De La Rue P.L.C...................................    25,966    204,512
    Debenhams P.L.C...................................   559,522    765,822

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Dechra Pharmaceuticals P.L.C......................  37,315 $  573,114
    Development Securities P.L.C......................  47,893    200,582
    Devro P.L.C.......................................  92,522    437,607
#   Dialight P.L.C....................................   4,498     38,344
    Dignity P.L.C.....................................  15,901    606,482
    Diploma P.L.C.....................................  62,660    726,015
    Direct Line Insurance Group P.L.C.................  99,297    566,676
    Dixons Carphone P.L.C............................. 129,790    923,577
    Domino's Pizza Group P.L.C........................  55,078    771,809
    Drax Group P.L.C.................................. 124,312    578,642
    DS Smith P.L.C.................................... 348,902  2,179,342
    Dunelm Group P.L.C................................  30,786    430,598
    E2V Technologies P.L.C............................  30,273    105,871
    easyJet P.L.C.....................................  40,315  1,034,356
    Electrocomponents P.L.C........................... 280,116    870,575
    Elementis P.L.C................................... 177,126    708,799
    Energy Assets Group P.L.C.........................   1,327     11,584
*   EnQuest P.L.C..................................... 388,180    214,072
*   Enterprise Inns P.L.C............................. 264,623    463,927
    Essentra P.L.C....................................  75,291  1,071,829
    esure Group P.L.C.................................  28,139    118,597
    Euromoney Institutional Investor P.L.C............   6,670    108,301
*   Evraz P.L.C....................................... 105,482    165,873
    Experian P.L.C....................................  52,061    976,073
    Fenner P.L.C......................................  78,601    204,451
    Ferrexpo P.L.C.................................... 120,599    108,755
    Fidessa Group P.L.C...............................  14,483    542,431
*   Findel P.L.C......................................  17,993     56,222
*   Firstgroup P.L.C.................................. 504,551    907,696
    Fortune Oil CVR................................... 427,324      3,337
    Foxtons Group P.L.C...............................   3,057     11,625
*   French Connection Group P.L.C.....................   9,786      5,872
    Fresnillo P.L.C...................................     219      2,209
    Fuller Smith & Turner P.L.C. Class A..............   7,612    141,468
    G4S P.L.C......................................... 199,201    854,043
    Galliford Try P.L.C...............................  46,299  1,281,908
    Gem Diamonds, Ltd.................................  64,607    128,961
    Genus P.L.C.......................................  12,622    283,646
    GKN P.L.C......................................... 225,405  1,119,648
    Glencore P.L.C.................................... 355,907  1,153,180
    Go-Ahead Group P.L.C..............................  16,219    645,033
    Grafton Group P.L.C...............................  70,967    797,176
    Greencore Group P.L.C............................. 178,993    882,923
    Greene King P.L.C................................. 141,030  1,901,512
    Greggs P.L.C......................................  51,904  1,098,269
    Halfords Group P.L.C.............................. 131,525  1,115,250
    Halma P.L.C....................................... 134,243  1,585,169
    Hargreaves Lansdown P.L.C.........................  31,344    585,148
    Hays P.L.C........................................ 477,180  1,240,530
    Headlam Group P.L.C...............................  22,865    169,908
    Helical Bar P.L.C.................................  51,195    339,936
    HellermannTyton Group P.L.C.......................   2,481     18,255
    Henderson Group P.L.C............................. 250,329  1,111,684

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Henry Boot P.L.C..................................     736 $    2,735
    Hikma Pharmaceuticals P.L.C.......................  30,937  1,155,707
    Hill & Smith Holdings P.L.C.......................  45,850    496,184
    Hilton Food Group P.L.C...........................     435      2,991
    Hiscox, Ltd.......................................  99,410  1,435,783
#*  Hochschild Mining P.L.C...........................  72,750     88,223
    Hogg Robinson Group P.L.C.........................  16,257     17,005
    Home Retail Group P.L.C........................... 492,921  1,255,153
    HomeServe P.L.C................................... 142,923    972,709
    Howden Joinery Group P.L.C........................ 218,842  1,691,120
    HSBC Holdings P.L.C...............................  23,509    212,344
    HSBC Holdings P.L.C. Sponsored ADR................ 201,400  9,077,098
    Hunting P.L.C.....................................  65,022    519,938
    Huntsworth P.L.C..................................  36,761     24,508
    ICAP P.L.C........................................ 194,521  1,564,778
    IG Group Holdings P.L.C........................... 137,677  1,606,526
*   Imagination Technologies Group P.L.C.............. 103,892    379,774
    IMI P.L.C.........................................  51,417    850,684
    Imperial Tobacco Group P.L.C......................  23,850  1,251,566
    Inchcape P.L.C.................................... 185,323  2,320,970
*   Indivior P.L.C....................................  22,632     93,288
    Informa P.L.C..................................... 197,949  1,840,038
    Inmarsat P.L.C.................................... 107,825  1,493,143
    Innovation Group P.L.C............................ 417,070    209,718
    InterContinental Hotels Group P.L.C...............  10,413    437,355
    InterContinental Hotels Group P.L.C. ADR..........   5,555    232,369
*   International Consolidated Airlines Group SA...... 185,474  1,544,709
*   International Ferro Metals, Ltd...................  82,212      2,465
*   International Game Technology P.L.C...............   2,589     51,262
    Interserve P.L.C..................................  66,357    668,012
    Intertek Group P.L.C..............................  23,108    883,079
    Investec P.L.C.................................... 153,164  1,396,903
*   IP Group P.L.C....................................  29,743     94,274
    ITE Group P.L.C................................... 100,996    291,146
    ITV P.L.C......................................... 234,522  1,026,216
#   J Sainsbury P.L.C................................. 746,918  3,085,343
    James Fisher & Sons P.L.C.........................  21,193    368,076
    Jardine Lloyd Thompson Group P.L.C................  39,044    633,184
    JD Sports Fashion P.L.C...........................  28,824    362,065
    JD Wetherspoon P.L.C..............................  44,155    493,022
#*  JKX Oil & Gas P.L.C...............................  65,541     16,615
    John Menzies P.L.C................................  17,016    137,046
    John Wood Group P.L.C.............................  99,511    968,867
    Johnson Matthey P.L.C.............................  24,177  1,098,909
*   Johnston Press P.L.C..............................   1,448      2,547
    Jupiter Fund Management P.L.C..................... 127,043    930,401
#*  KAZ Minerals P.L.C................................ 225,152    568,375
    Kcom Group P.L.C.................................. 192,713    284,308
    Keller Group P.L.C................................  35,742    589,619
    Kier Group P.L.C..................................  59,391  1,336,384
    Kingfisher P.L.C.................................. 175,675    989,574
    Ladbrokes P.L.C................................... 384,837    683,726
    Laird P.L.C....................................... 149,427    918,769

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
UNITED KINGDOM -- (Continued)
*   Lamprell P.L.C....................................   152,075 $  345,877
    Lancashire Holdings, Ltd..........................    77,374    778,396
    Laura Ashley Holdings P.L.C.......................    45,699     19,985
    Lavendon Group P.L.C..............................    37,311    106,310
    Legal & General Group P.L.C.......................   483,180  1,965,200
*   Liberty Global P.L.C. Class A.....................     2,331    122,276
*   Liberty Global P.L.C. Series C....................     5,750    282,579
*   Liberty Global P.L.C. LiLAC Class A...............       117      4,983
*   Liberty Global P.L.C. LiLAC Class C...............       288     12,234
    Lloyds Banking Group P.L.C........................ 3,538,676  4,608,096
    Lloyds Banking Group P.L.C. ADR...................   139,093    731,629
    London Stock Exchange Group P.L.C.................    30,591  1,244,384
#*  Lonmin P.L.C......................................   223,025    181,287
    Lookers P.L.C.....................................   151,024    381,879
    Low & Bonar P.L.C.................................    33,427     36,982
    LSL Property Services P.L.C.......................    11,670     68,361
    Man Group P.L.C................................... 1,042,399  2,643,220
    Management Consulting Group P.L.C.................    29,849      7,353
    Marks & Spencer Group P.L.C.......................   106,018    899,866
    Marshalls P.L.C...................................    56,963    284,395
    Marston's P.L.C...................................   318,816    776,420
    McBride P.L.C.....................................    40,404     75,756
    Mears Group P.L.C.................................    29,776    181,443
    Meggitt P.L.C.....................................   206,834  1,498,771
    Melrose Industries P.L.C..........................   447,466  1,930,478
    Merlin Entertainments P.L.C.......................    83,077    538,064
    Michael Page International P.L.C..................    88,289    754,741
    Micro Focus International P.L.C...................    40,401    881,187
    Millennium & Copthorne Hotels P.L.C...............    80,152    697,825
*   Mitchells & Butlers P.L.C.........................   105,841    624,290
    Mitie Group P.L.C.................................   191,632    962,711
    MJ Gleeson P.L.C..................................       400      2,831
    Mondi P.L.C.......................................    69,954  1,679,259
    Moneysupermarket.com Group P.L.C..................   161,060    736,514
    Morgan Advanced Materials P.L.C...................   141,589    783,674
    Morgan Sindall Group P.L.C........................    20,115    254,797
*   Mothercare P.L.C..................................    34,783    147,135
    N Brown Group P.L.C...............................    58,058    287,802
    National Express Group P.L.C......................   189,947    897,506
    NCC Group P.L.C...................................    49,179    180,557
    Next P.L.C........................................     6,961    868,383
    Northgate P.L.C...................................    77,105    659,071
    Novae Group P.L.C.................................    20,960    237,292
*   Ocado Group P.L.C.................................    54,464    336,580
    Old Mutual P.L.C..................................   791,358  2,617,174
*   Ophir Energy P.L.C................................    54,616     98,808
    Oxford Instruments P.L.C..........................    18,136    258,748
    Pace P.L.C........................................   252,205  1,429,216
    PayPoint P.L.C....................................    12,989    202,859
    Pearson P.L.C.....................................    15,716    294,930
    Pearson P.L.C. Sponsored ADR......................    20,178    376,521
    Pendragon P.L.C...................................   194,595    117,882
    Pennon Group P.L.C................................    67,150    854,775

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
UNITED KINGDOM -- (Continued)
    Persimmon P.L.C.......................................  70,577 $2,252,119
*   Petra Diamonds, Ltd................................... 215,274    504,931
    Petrofac, Ltd.........................................  50,282    688,746
*   Petropavlovsk P.L.C................................... 109,298     10,206
    Pets at Home Group P.L.C..............................  26,500    119,535
    Phoenix Group Holdings................................  94,272  1,253,543
    Photo-Me International P.L.C..........................  46,099    109,514
    Playtech P.L.C........................................  50,084    708,071
    Poundland Group P.L.C.................................  29,523    155,442
    Premier Farnell P.L.C................................. 154,321    326,847
*   Premier Foods P.L.C................................... 318,747    196,080
*   Premier Oil P.L.C..................................... 221,499    461,753
    Provident Financial P.L.C.............................   7,663    354,920
    Prudential P.L.C......................................  61,930  1,456,930
    Prudential P.L.C. ADR.................................     800     37,808
*   Punch Taverns P.L.C...................................   6,980     14,445
    PZ Cussons P.L.C......................................  46,037    248,928
    QinetiQ Group P.L.C................................... 198,735    734,957
*   Quintain Estates & Development P.L.C.................. 402,526    827,153
    Randgold Resources, Ltd...............................  19,790  1,193,853
    Rank Group P.L.C......................................  26,870    102,635
*   Raven Russia, Ltd.....................................  27,579     22,733
    REA Holdings P.L.C....................................   1,822      8,540
    Reckitt Benckiser Group P.L.C.........................   6,876    659,396
    Redrow P.L.C.......................................... 110,632    803,828
    Regus P.L.C........................................... 229,606  1,007,053
    RELX P.L.C............................................  40,625    708,457
    RELX P.L.C. Sponsored ADR.............................  27,716    484,753
    Renishaw P.L.C........................................  11,627    379,113
*   Renold P.L.C..........................................  12,120     14,547
    Rentokil Initial P.L.C................................ 334,260    767,449
    Restaurant Group P.L.C. (The).........................  78,258    823,587
    Rexam P.L.C........................................... 170,712  1,481,726
    Ricardo P.L.C.........................................  20,450    287,322
    Rightmove P.L.C.......................................  27,272  1,549,598
    Rio Tinto P.L.C.......................................   5,471    211,624
#   Rio Tinto P.L.C. Sponsored ADR........................  46,500  1,795,830
    RM P.L.C..............................................   8,611     22,855
    Robert Walters P.L.C..................................  19,328    136,466
    Rolls-Royce Holdings P.L.C............................ 118,619  1,467,998
    Rotork P.L.C.......................................... 231,380    772,421
*   Royal Bank of Scotland Group P.L.C.................... 143,078    763,104
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR.....   3,457     36,852
    Royal Dutch Shell P.L.C.(B03MLX2).....................     582     16,682
    Royal Dutch Shell P.L.C.(B03MM40).....................   6,539    189,337
    Royal Dutch Shell P.L.C. ADR(B03MM73).................  88,426  5,141,972
#   Royal Dutch Shell P.L.C. ADR(780259206)...............  96,846  5,566,708
    Royal Mail P.L.C...................................... 181,679  1,431,274
    RPC Group P.L.C....................................... 104,690  1,111,450
    RPS Group P.L.C.......................................  94,111    314,076
    RSA Insurance Group P.L.C............................. 281,468  2,257,454
    SABMiller P.L.C.......................................  14,306    750,214

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Sage Group P.L.C. (The)........................... 134,457 $1,092,747
    Savills P.L.C.....................................  76,498  1,168,884
    Schroders P.L.C.(0239581).........................   4,732    179,723
    Schroders P.L.C.(0240549).........................   7,255    357,457
    SDL P.L.C.........................................  26,218    164,054
    Senior P.L.C...................................... 169,070    766,940
    Sepura P.L.C......................................   6,972     16,956
    Serco Group P.L.C.................................  31,940     64,203
*   Severfield P.L.C..................................  65,902     74,129
    Severn Trent P.L.C................................  17,651    606,850
    Shanks Group P.L.C................................ 239,659    372,512
    Shire P.L.C.......................................   8,763    778,997
    SIG P.L.C......................................... 281,379    917,340
    Sky P.L.C.........................................  58,293  1,036,291
*   Skyepharma P.L.C..................................   3,686     16,106
    Smith & Nephew P.L.C..............................  40,935    760,804
    Smith & Nephew P.L.C. Sponsored ADR...............   3,930    145,449
    Smiths Group P.L.C................................  43,653    768,185
    Soco International P.L.C..........................  79,470    195,816
    Spectris P.L.C....................................  44,338  1,350,564
    Speedy Hire P.L.C................................. 241,247    194,714
    Spirax-Sarco Engineering P.L.C....................  21,792  1,128,106
    Spirent Communications P.L.C...................... 122,722    178,995
*   Sportech P.L.C....................................   2,757      2,860
*   Sports Direct International P.L.C.................  38,696    477,897
    SSE P.L.C.........................................  74,204  1,755,089
    St Ives P.L.C.....................................  23,231     64,361
    St James's Place P.L.C............................  60,565    924,090
    ST Modwen Properties P.L.C........................  91,073    676,892
    Stagecoach Group P.L.C............................ 127,025    774,745
    Standard Chartered P.L.C.......................... 147,528  2,255,778
    Standard Life P.L.C............................... 122,472    867,315
    Sthree P.L.C......................................  12,874     78,252
    Stobart Group, Ltd................................  43,867     75,467
*   SuperGroup P.L.C..................................  19,018    429,783
    Synergy Health P.L.C..............................  24,232    658,739
    Synthomer P.L.C................................... 156,302    783,664
#   TalkTalk Telecom Group P.L.C...................... 176,147    828,080
    Tate & Lyle P.L.C................................. 261,479  2,222,536
    Taylor Wimpey P.L.C............................... 790,495  2,395,873
    Ted Baker P.L.C...................................  10,883    547,448
    Telecity Group P.L.C..............................  76,265  1,301,499
#   Telecom Plus P.L.C................................  13,385    253,536
    Tesco P.L.C....................................... 560,990  1,886,575
*   Thomas Cook Group P.L.C........................... 488,522    913,126
    Topps Tiles P.L.C.................................  57,768    138,984
    Travis Perkins P.L.C..............................  56,837  1,992,919
    Tribal Group P.L.C................................   1,288      3,222
    Trifast P.L.C.....................................  26,856     52,628
    Trinity Mirror P.L.C.............................. 170,692    354,280
    TT electronics P.L.C..............................  69,537    161,126
    TUI AG(5666292)...................................  86,705  1,482,544
    TUI AG(B11LJN4)...................................  45,464    780,966

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    Tullett Prebon P.L.C..............................   133,721 $      845,206
    Tullow Oil P.L.C..................................    20,388         77,959
    UBM P.L.C.........................................   125,345      1,039,047
    UDG Healthcare P.L.C..............................    99,267        777,557
    Ultra Electronics Holdings P.L.C..................    39,136      1,065,022
    UNITE Group P.L.C. (The)..........................    62,460        614,998
    United Utilities Group P.L.C......................    36,035        501,266
    UTV Media P.L.C...................................    21,346         51,657
*   Vectura Group P.L.C...............................   173,641        486,318
#   Vedanta Resources P.L.C...........................    60,013        373,356
    Vesuvius P.L.C....................................   117,128        747,061
    Victrex P.L.C.....................................    29,968        904,942
    Vitec Group P.L.C. (The)..........................     5,880         59,630
    Vodafone Group P.L.C..............................   789,204      2,989,502
    Vodafone Group P.L.C. Sponsored ADR...............    98,243      3,711,627
*   Volex P.L.C.......................................     2,165          2,943
    Weir Group P.L.C. (The)...........................    28,599        686,673
    WH Smith P.L.C....................................    39,970        985,632
    Whitbread P.L.C...................................    16,589      1,343,107
    William Hill P.L.C................................   369,163      2,332,386
*   Wincanton P.L.C...................................    20,201         58,779
    WM Morrison Supermarkets P.L.C.................... 1,566,772      4,458,584
    Wolseley P.L.C....................................    14,580        968,055
    WPP P.L.C.........................................     6,645        152,674
#   WPP P.L.C. Sponsored ADR..........................     9,129      1,051,113
    WS Atkins P.L.C...................................    30,134        738,675
    Xaar P.L.C........................................    23,245        188,233
    Xchanging P.L.C...................................   109,177        165,808
    XP Power, Ltd.....................................     2,558         65,559
                                                                 --------------
TOTAL UNITED KINGDOM..................................              308,959,724
                                                                 --------------
UNITED STATES -- (0.1%)
*   Golden Ocean Group, Ltd...........................    16,412         63,693
    XL Group P.L.C....................................    28,935      1,100,112
                                                                 --------------
TOTAL UNITED STATES...................................                1,163,805
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,680,256,517
                                                                 --------------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG.......................     3,827        299,543
    Biotest AG........................................     2,127         59,861
    Draegerwerk AG & Co. KGaA.........................       797         79,847
    Fuchs Petrolub SE.................................    10,814        469,959
    Henkel AG & Co. KGaA..............................     2,922        346,391
    Jungheinrich AG...................................     4,428        312,170
    Porsche Automobil Holding SE......................    12,760        961,732
    Sartorius AG......................................     1,498        322,511
    Sixt SE...........................................     5,294        190,777
    STO SE & Co. KGaA.................................       599         93,418
    Villeroy & Boch AG................................     2,705         42,261

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                     SHARES      VALUE++
                                                   ---------- --------------
GERMANY -- (Continued)
      Volkswagen AG...............................     19,528 $    3,916,792
                                                              --------------
TOTAL GERMANY.....................................                 7,095,262
                                                              --------------
TOTAL PREFERRED STOCKS............................                 7,095,262
                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Austin Engineering Rights 08/10/15..........      2,785             21
*     Centrebet International, Ltd. Claim Units
        Rights....................................      6,648             --
*     Centrebet International, Ltd. Litigation
        Rights....................................      6,648             --
*     Duet Group, Ltd. Rights 08/10/15............     57,139             --
                                                              --------------
TOTAL AUSTRALIA...................................                        21
                                                              --------------
AUSTRIA -- (0.0%)
*     Intercell AG Rights.........................      1,270             --
                                                              --------------
CANADA -- (0.0%)
*     Imperial Metals Corp. Rights 08/20/15.......     18,005            275
                                                              --------------
FRANCE -- (0.0%)
#*    Euro Disney SCA Rights(BVL80R6).............      2,997            395
#*    Euro Disney SCA Rights(BVZHYB1).............     29,970             --
                                                              --------------
TOTAL FRANCE......................................                       395
                                                              --------------
HONG KONG -- (0.0%)
*     Miramar Hotel and Investment Warrants
        01/19/18..................................      9,400          2,243
                                                              --------------
TOTAL RIGHTS/WARRANTS.............................                     2,934
                                                              --------------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund.............. 11,182,489    129,381,394
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,652,389,129)^^........................            $1,816,736,107
                                                              ==============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                 LEVEL 1       LEVEL 2      LEVEL 3       TOTAL
                               ------------ -------------- ---------- --------------
Common Stocks.................
   Australia.................. $  1,256,997 $  104,289,559         -- $  105,546,556
   Austria....................           --      8,976,854         --      8,976,854
   Belgium....................    1,106,182     31,599,563         --     32,705,745
   Canada.....................  122,169,769          4,988         --    122,174,757
   China......................           --        373,274         --        373,274
   Denmark....................           --     27,800,173         --     27,800,173
   Finland....................           --     34,692,039         --     34,692,039
   France.....................    1,669,260    108,217,319         --    109,886,579
   Germany....................    4,459,016     96,456,704         --    100,915,720
   Hong Kong..................    1,387,352     49,088,741         --     50,476,093
   Ireland....................    2,641,057      7,069,851         --      9,710,908
   Israel.....................    4,458,980      9,816,488         --     14,275,468
   Italy......................      884,746     52,314,285         --     53,199,031
   Japan......................    5,010,616    395,480,431         --    400,491,047
   Netherlands................    4,472,438     40,238,380         --     44,710,818
   New Zealand................        4,329      7,590,801         --      7,595,130
   Norway.....................      972,963     13,511,736         --     14,484,699
   Portugal...................           --      4,779,667         --      4,779,667
   Singapore..................          149     21,545,028         --     21,545,177
   Spain......................    1,025,243     40,421,618         --     41,446,861
   Sweden.....................       76,687     51,334,081         --     51,410,768
   Switzerland................    8,021,430    104,914,194         --    112,935,624
   United Kingdom.............   43,784,286    265,175,438         --    308,959,724
   United States..............    1,100,112         63,693         --      1,163,805
Preferred Stocks..............
   Germany....................           --      7,095,262         --      7,095,262
Rights/Warrants...............
   Australia..................           --             21         --             21
   Austria....................           --             --         --             --
   Canada.....................           --            275         --            275
   France.....................           --            395         --            395
   Hong Kong..................           --          2,243         --          2,243
Securities Lending Collateral.           --    129,381,394         --    129,381,394
                               ------------ -------------- ---------- --------------
TOTAL......................... $204,501,612 $1,612,234,495         -- $1,816,736,107
                               ============ ============== ========== ==============

                         WORLD EX U.S. VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                           ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The
  DFA Investment Trust Company............................         $ 99,815,692
Investment in Dimensional Emerging Markets Value Fund.....           31,257,080
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................. 616,705   12,426,608
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $141,337,219)........................          143,499,380
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $141,337,219)^^....         $143,499,380
                                                                   ============

WORLD EX U.S. VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $143,499,380   --      --    $143,499,380
                                      ------------   --      --    ------------
TOTAL................................ $143,499,380   --      --    $143,499,380
                                      ============   ==      ==    ============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%).............
Investment in DFA International Small Cap Value
  Portfolio of DFA Investment Dimensions Group Inc...... 7,240,803 $145,902,175
Investment in Dimensional Emerging Markets Value Fund...             53,971,446
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc................... 1,873,268   21,205,399
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company......................             14,041,619
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $230,039,308)......................            235,120,639
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $230,039,308)^^..           $235,120,639
                                                                   ============

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $235,120,639   --      --    $235,120,639
                                      ------------   --      --    ------------
TOTAL................................ $235,120,639   --      --    $235,120,639
                                      ============   ==      ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (93.6%)

AUSTRALIA -- (4.2%)
    Adelaide Brighton, Ltd..................................  62,720 $  216,428
    AGL Energy, Ltd.........................................  11,106    135,141
#   Ainsworth Game Technology, Ltd..........................  19,699     43,132
#   ALS, Ltd................................................  57,078    223,133
    Altium, Ltd.............................................  11,763     38,640
#   Alumina, Ltd............................................ 402,807    435,611
    Alumina, Ltd. Sponsored ADR.............................  12,241     52,269
    Amalgamated Holdings, Ltd...............................  11,733    108,026
    Amcor, Ltd..............................................  31,814    334,289
    Amcor, Ltd. Sponsored ADR...............................     793     33,290
    AMP, Ltd................................................ 132,473    638,457
    Ansell, Ltd.............................................  22,708    415,098
    APA Group...............................................  36,493    241,458
*   APN News & Media, Ltd................................... 106,986     55,767
    ARB Corp., Ltd..........................................   6,516     67,575
    Ardent Leisure Group....................................  36,374     64,215
    Aristocrat Leisure, Ltd.................................  29,767    186,200
    Arrium, Ltd............................................. 483,517     42,354
    Asciano, Ltd............................................ 102,486    608,377
    ASX, Ltd................................................   7,718    250,395
    Aurizon Holdings, Ltd................................... 111,463    430,845
#   AusNet Services.........................................  82,351     83,659
    Austal, Ltd.............................................  49,744     71,838
    Austbrokers Holdings, Ltd...............................   3,409     22,656
    Australia & New Zealand Banking Group, Ltd..............  86,998  2,074,768
*   Australian Agricultural Co., Ltd........................  70,526     73,574
    Australian Pharmaceutical Industries, Ltd...............  56,772     65,950
    Automotive Holdings Group, Ltd..........................  25,123     80,654
*   AWE, Ltd................................................  92,446     84,975
    Bank of Queensland, Ltd.................................  56,369    565,312
#   Beach Energy, Ltd....................................... 216,393    153,546
#   Bega Cheese, Ltd........................................   5,636     19,569
#   Bendigo & Adelaide Bank, Ltd............................  52,983    508,286
    BHP Billiton, Ltd....................................... 193,013  3,726,580
#   BHP Billiton, Ltd. Sponsored ADR........................  13,830    530,657
*   Billabong International, Ltd............................  67,855     29,655
    Blackmores, Ltd.........................................   1,662    107,415
    BlueScope Steel, Ltd....................................  79,219    209,255
    Boral, Ltd.............................................. 112,569    545,287
    Bradken, Ltd............................................   8,854      7,623
    Brambles, Ltd...........................................  45,965    364,611
#   Breville Group, Ltd.....................................  10,875     54,242
    Brickworks, Ltd.........................................   3,402     37,015
    BT Investment Management, Ltd...........................   7,339     52,155
    Cabcharge Australia, Ltd................................  21,852     53,240
    Caltex Australia, Ltd...................................   4,922    123,991
#   Cardno, Ltd.............................................   5,080     10,624
    carsales.com, Ltd.......................................  20,377    161,302
    Cash Converters International, Ltd......................  48,880     25,010
    Challenger, Ltd.........................................  97,335    509,228
    CIMIC Group, Ltd........................................   7,851    136,204

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Coca-Cola Amatil, Ltd...................................  34,140 $  231,122
    Cochlear, Ltd...........................................   4,522    301,353
    Collins Foods, Ltd......................................   8,117     18,623
    Commonwealth Bank of Australia..........................  19,136  1,221,916
    Computershare, Ltd......................................  23,640    213,237
    Credit Corp. Group, Ltd.................................   5,477     54,034
    Crown Resorts, Ltd......................................   8,619     85,687
    CSL, Ltd................................................   6,535    472,102
    CSR, Ltd................................................  85,051    232,085
    Decmil Group, Ltd.......................................   7,114      5,628
#   Dick Smith Holdings, Ltd................................  41,624     60,765
    Domino's Pizza Enterprises, Ltd.........................   5,844    172,358
    Downer EDI, Ltd.........................................  77,886    258,454
*   Drillsearch Energy, Ltd.................................  84,091     54,234
#   DUET Group.............................................. 216,564    347,979
    DuluxGroup, Ltd.........................................  33,219    147,387
    Echo Entertainment Group, Ltd...........................  35,042    128,303
    Evolution Mining, Ltd...................................  77,982     56,750
    Fairfax Media, Ltd...................................... 425,893    264,068
#   Flight Centre Travel Group, Ltd.........................   4,001    103,933
#   Fortescue Metals Group, Ltd............................. 156,479    211,456
#   G8 Education, Ltd.......................................  27,429     68,024
    GrainCorp, Ltd. Class A.................................  30,800    200,573
#   Greencross, Ltd.........................................  12,962     57,192
    GUD Holdings, Ltd.......................................  11,485     78,420
    GWA Group, Ltd..........................................  38,424     68,068
    Hansen Technologies, Ltd................................  20,640     44,233
    Harvey Norman Holdings, Ltd.............................  54,502    177,277
    Hills, Ltd..............................................  10,276      3,980
    iiNET, Ltd..............................................  21,143    145,099
    Iluka Resources, Ltd....................................  37,214    213,608
    IMF Bentham, Ltd........................................  22,449     28,697
    Incitec Pivot, Ltd...................................... 198,915    525,556
#   Independence Group NL...................................   8,507     23,412
    Infomedia, Ltd..........................................  47,235     36,242
    Insurance Australia Group, Ltd.......................... 159,921    686,973
    InvoCare, Ltd...........................................   8,837     87,163
    IOOF Holdings, Ltd......................................  10,158     68,447
#   IRESS, Ltd..............................................   9,433     71,574
*   iSelect, Ltd............................................  13,154     16,919
    James Hardie Industries P.L.C.(B3LCV80).................     209     14,546
    James Hardie Industries P.L.C.(B60QWJ2).................  23,731    328,196
#   JB Hi-Fi, Ltd...........................................   7,951    112,036
    Lend Lease Group........................................  20,575    233,720
    M2 Group, Ltd...........................................  16,691    134,409
    Macquarie Atlas Roads Group.............................  37,230     92,897
    Macquarie Group, Ltd....................................  23,258  1,392,065
    Magellan Financial Group, Ltd...........................  10,068    136,081
#*  Mayne Pharma Group, Ltd.................................  53,450     45,627
    McMillan Shakespeare, Ltd...............................   6,636     69,007
*   Medibank Pvt, Ltd.......................................  73,830    112,645
*   Medusa Mining, Ltd......................................  10,665      4,267
#*  Mesoblast, Ltd..........................................  10,587     30,424

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    Metals X, Ltd.....................................  20,318 $   16,712
#   Metcash, Ltd......................................  84,375     70,702
#   Mineral Resources, Ltd............................  24,218     95,742
#   MMA Offshore, Ltd.................................  13,779      5,480
#   Monadelphous Group, Ltd...........................  15,401     95,945
#   Mount Gibson Iron, Ltd............................  44,627      6,198
#   Myer Holdings, Ltd................................ 115,725    106,127
    National Australia Bank, Ltd......................  82,241  2,087,189
    Navitas, Ltd......................................  16,427     49,465
#   New Hope Corp., Ltd...............................  31,164     43,514
*   Newcrest Mining, Ltd..............................  37,194    307,657
    NIB Holdings, Ltd.................................  45,029    116,976
    Nine Entertainment Co. Holdings, Ltd..............  66,789     74,540
    Northern Star Resources, Ltd......................  56,370     84,980
    Nufarm, Ltd.......................................  32,935    185,491
    Oil Search, Ltd...................................  62,679    340,988
#   Orica, Ltd........................................  54,656    765,562
    Origin Energy, Ltd................................  51,101    422,841
    Orora, Ltd........................................ 122,695    208,733
#   OZ Minerals, Ltd..................................  56,107    151,831
#   OzForex Group, Ltd................................  17,707     28,974
*   Pacific Brands, Ltd............................... 168,217     51,482
#*  Paladin Energy, Ltd............................... 200,464     29,924
    Peet, Ltd.........................................  43,260     34,896
    Perpetual, Ltd....................................   3,705    121,083
#*  Perseus Mining, Ltd...............................  35,116      8,003
    Platinum Asset Management, Ltd....................  21,331    117,924
    Premier Investments, Ltd..........................  16,860    164,138
    Primary Health Care, Ltd..........................  91,240    306,343
#   Programmed Maintenance Services, Ltd..............  27,026     47,024
*   Qantas Airways, Ltd............................... 102,496    280,081
    QBE Insurance Group, Ltd..........................  62,230    661,949
#   Qube Holdings, Ltd................................  92,585    164,803
    Ramsay Health Care, Ltd...........................   4,417    215,448
    RCR Tomlinson, Ltd................................  19,068     25,794
    REA Group, Ltd....................................   3,811    120,460
#*  Regis Resources, Ltd..............................  59,873     56,622
#   Reject Shop, Ltd. (The)...........................   1,714      7,940
*   Resolute Mining, Ltd.............................. 120,741     21,058
    Retail Food Group, Ltd............................   7,110     27,684
    Rio Tinto, Ltd....................................  24,216    930,311
    SAI Global, Ltd...................................  39,754    130,182
    Sandfire Resources NL.............................  18,123     79,446
    Santos, Ltd....................................... 115,635    623,464
*   Saracen Mineral Holdings, Ltd..................... 106,557     29,817
    Seek, Ltd.........................................  15,981    175,515
    Select Harvests, Ltd..............................   9,147     88,118
#*  Senex Energy, Ltd.................................  51,326      8,779
#   Seven Group Holdings, Ltd.........................  18,453     74,552
#   Seven West Media, Ltd............................. 188,694    124,564
    Sigma Pharmaceuticals, Ltd........................ 193,191    122,571
#   Sims Metal Management, Ltd........................  28,431    195,613
    Sirtex Medical, Ltd...............................   5,575    125,438

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
AUSTRALIA -- (Continued)
    Skilled Group, Ltd................................  12,188 $    13,709
#   Slater & Gordon, Ltd..............................  45,213     112,683
#   SMS Management & Technology, Ltd..................   5,322      13,880
    Sonic Healthcare, Ltd.............................  11,298     170,466
*   South32, Ltd...................................... 175,073     228,426
*   South32, Ltd. ADR.................................  12,570      80,071
    Southern Cross Media Group, Ltd...................  77,767      54,776
    Spark Infrastructure Group........................ 135,323     191,095
*   St Barbara, Ltd...................................  54,228      19,992
    Steadfast Group, Ltd..............................  66,500      79,065
#   STW Communications Group, Ltd.....................  63,360      34,943
    Suncorp Group, Ltd................................  58,804     612,145
*   Sundance Energy Australia, Ltd....................  21,099       7,694
#   Super Retail Group, Ltd...........................  20,811     140,063
    Sydney Airport....................................  21,265      87,074
    Tabcorp Holdings, Ltd.............................  89,335     315,640
#   Tassal Group, Ltd.................................  32,567      89,458
    Tatts Group, Ltd.................................. 140,444     407,867
    Technology One, Ltd...............................  21,604      62,870
    Telstra Corp., Ltd................................  54,451     257,830
    Telstra Corp., Ltd. ADR...........................     939      22,142
#*  Ten Network Holdings, Ltd......................... 107,401      16,420
#   TFS Corp., Ltd....................................  28,406      30,452
    Tox Free Solutions, Ltd...........................  20,584      43,550
    TPG Telecom, Ltd..................................  16,820     116,841
*   Transfield Services, Ltd..........................  64,716      60,861
    Transpacific Industries Group, Ltd................  80,226      41,498
    Transurban Group..................................  41,316     300,714
    Treasury Group, Ltd...............................   2,940      17,371
    Treasury Wine Estates, Ltd........................  85,021     357,266
#   UGL, Ltd..........................................  27,752      40,172
    Veda Group, Ltd...................................  33,985      60,741
#   Village Roadshow, Ltd.............................   3,270      15,326
*   Virgin Australia Holdings, Ltd. (B43DQC7).........  88,827      28,568
    Virtus Health, Ltd................................  12,659      49,636
#   Vocus Communications, Ltd.........................   7,779      35,014
    Washington H Soul Pattinson & Co., Ltd............   3,710      37,143
    Wesfarmers, Ltd...................................  19,886     615,518
    Western Areas, Ltd................................  27,660      62,414
    Westpac Banking Corp..............................  52,025   1,322,802
    Westpac Banking Corp. Sponsored ADR...............   6,839     174,326
#*  Whitehaven Coal, Ltd.............................. 102,283      89,295
    Woodside Petroleum, Ltd...........................  52,797   1,372,807
    Woolworths, Ltd...................................  28,454     593,627
    WorleyParsons, Ltd................................  21,791     146,157
                                                               -----------
TOTAL AUSTRALIA.......................................          44,125,513
                                                               -----------
AUSTRIA -- (0.4%)
    Andritz AG........................................   5,371     299,559
    Atrium European Real Estate, Ltd..................  20,386      94,785
    Austria Technologie & Systemtechnik AG............   4,932      83,583
#   BUWOG AG..........................................   3,011      60,702
    CA Immobilien Anlagen AG..........................     940      16,905

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
AUSTRIA -- (Continued)
*   Conwert Immobilien Invest SE......................  8,539 $  103,675
    DO & CO AG........................................    822     85,805
*   Erste Group Bank AG...............................  9,535    286,917
    EVN AG............................................  2,809     31,684
*   IMMOFINANZ AG.....................................  8,733     21,449
    Lenzing AG........................................  1,011     73,685
    Mayr Melnhof Karton AG............................    784     90,757
    Oesterreichische Post AG..........................  3,085    137,826
    OMV AG............................................ 26,380    701,057
    Porr AG...........................................    856     25,090
*   Raiffeisen Bank International AG.................. 20,696    303,330
    RHI AG............................................  5,914    146,730
    S IMMO AG.........................................  3,816     33,996
#   Schoeller-Bleckmann Oilfield Equipment AG.........  1,002     56,670
    Semperit AG Holding...............................  1,666     69,175
    Strabag SE........................................  2,626     63,659
    Telekom Austria AG................................ 11,573     78,295
    UNIQA Insurance Group AG.......................... 16,944    160,117
    Verbund AG........................................  3,560     55,132
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................  3,624    124,989
    Voestalpine AG.................................... 11,447    490,809
    Wienerberger AG...................................  7,538    124,520
    Zumtobel Group AG.................................  2,626     81,824
                                                              ----------
TOTAL AUSTRIA.........................................         3,902,725
                                                              ----------
BELGIUM -- (1.1%)
#*  Ablynx NV.........................................  3,535     51,733
    Ackermans & van Haaren NV.........................  3,384    517,469
    Ageas............................................. 22,198    913,956
*   AGFA-Gevaert NV................................... 37,439    112,793
    Anheuser-Busch InBev NV........................... 19,754  2,360,241
    Anheuser-Busch InBev NV Sponsored ADR.............  3,085    368,812
    Banque Nationale de Belgique......................     13     44,400
    Barco NV..........................................  2,051    135,722
    Bekaert SA........................................  5,832    170,509
    bpost SA..........................................  6,688    189,267
    Cie d'Entreprises CFE.............................  1,433    191,221
*   Cie Maritime Belge SA.............................    565      8,919
    Colruyt SA........................................ 11,354    551,234
    D'ieteren SA......................................  5,093    186,320
    Delhaize Group.................................... 11,130  1,007,710
    Delhaize Group Sponsored ADR......................  6,398    144,339
    Econocom Group SA................................. 11,678    107,976
    Elia System Operator SA...........................  2,720    114,059
    Euronav NV........................................ 17,935    273,971
    EVS Broadcast Equipment SA........................  1,018     28,724
#   Exmar NV..........................................  5,562     66,694
    Fagron............................................  2,847    133,716
*   Galapagos NV......................................  3,398    203,687
    Ion Beam Applications.............................    874     27,217
    KBC Groep NV...................................... 11,044    770,102
    Kinepolis Group NV................................  1,476     59,607
    Melexis NV........................................  2,179    116,576

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
BELGIUM -- (Continued)
*   Mobistar SA.......................................   5,494 $   119,081
*   Nyrstar NV........................................  41,928     123,260
    Proximus..........................................  15,426     581,502
    Recticel SA.......................................   7,418      44,085
    Sipef SA..........................................     276      14,242
    Solvay SA.........................................   5,627     752,793
*   Telenet Group Holding NV..........................   3,109     175,475
*   Tessenderlo Chemie NV.............................   5,683     222,790
    UCB SA............................................   4,432     342,935
    Umicore SA........................................  11,259     493,236
    Van de Velde NV...................................     842      52,516
*   Viohalco SA.......................................   4,480      11,619
                                                               -----------
TOTAL BELGIUM.........................................          11,790,508
                                                               -----------
BRAZIL -- (1.1%)
    AES Tiete SA......................................   8,800      45,851
    Aliansce Shopping Centers SA......................   9,100      36,863
    Alupar Investimento SA............................  11,600      55,731
    AMBEV SA ADR......................................  79,200     449,856
    Arezzo Industria e Comercio SA....................   9,000      56,303
*   B2W Cia Digital...................................  14,243      74,877
    Banco Bradesco SA.................................  33,319     269,164
    Banco do Brasil SA................................  64,750     416,985
    Banco Santander Brasil SA.........................  18,300      85,515
    BB Seguridade Participacoes SA....................  18,800     177,076
    Bematech SA.......................................   5,500      13,252
    BM&FBovespa SA.................................... 204,979     625,004
    BR Malls Participacoes SA.........................  40,500     151,996
    Brasil Brokers Participacoes SA...................  21,900      13,304
    Braskem SA Sponsored ADR..........................   3,700      26,825
    BRF SA............................................  14,769     310,007
    BRF SA ADR........................................  10,100     211,191
    CCR SA............................................  29,300     130,243
*   Centrais Eletricas Brasileiras SA.................  33,300      56,311
    CETIP SA - Mercados Organizados...................  42,300     438,078
    Cia Brasileira de Distribuicao ADR................   1,600      34,784
    Cia de Saneamento Basico do Estado de Sao Paulo... 16,700 85,208 Cia de Saneamento Basico do Estado de Sao Paulo
      ADR.............................................   6,900      34,914
    Cia de Saneamento de Minas Gerais-COPASA..........   5,100      17,785
    Cia Energetica de Minas Gerais....................   4,900      14,111
    Cia Energetica de Minas Gerais Sponsored ADR......   8,800      24,200
    Cia Hering........................................  22,400      77,394
    Cia Paranaense de Energia Sponsored ADR...........   2,400      24,384
    Cia Siderurgica Nacional SA....................... 113,400     143,408
#   Cia Siderurgica Nacional SA Sponsored ADR.........  28,200      35,250
    Cielo SA..........................................   4,200      53,642
    Contax Participacoes SA...........................   5,600       7,278
    Cosan SA Industria e Comercio.....................  25,200     153,086
    CPFL Energia SA...................................  11,867      66,822
    CPFL Energia SA ADR...............................   1,858      20,860
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................  44,500     120,869
    Direcional Engenharia SA..........................  10,100      11,121
    Duratex SA........................................  36,100      73,382

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
BRAZIL -- (Continued)
    EcoRodovias Infraestrutura e Logistica SA.........  27,355 $ 55,446
    EDP - Energias do Brasil SA.......................  25,500   97,190
    Embraer SA........................................  40,667  283,866
    Embraer SA ADR....................................   6,200  172,670
    Equatorial Energia SA.............................  15,500  158,443
    Estacio Participacoes SA..........................  23,000   95,387
    Even Construtora e Incorporadora SA...............  29,600   25,243
    Ez Tec Empreendimentos e Participacoes SA.........  15,500   62,698
    Fibria Celulose SA................................  12,495  166,189
    Fibria Celulose SA Sponsored ADR..................   9,400  125,208
    Fleury SA.........................................  11,900   62,420
*   Gafisa SA.........................................  74,100   55,186
*   Gafisa SA ADR.....................................  11,600   16,936
    Gerdau SA Sponsored ADR...........................  32,200   55,706
    Grendene SA.......................................  11,100   57,932
    Guararapes Confeccoes SA..........................   1,100   20,722
    Helbor Empreendimentos SA.........................  14,400    9,168
*   Hypermarcas SA....................................  40,600  240,236
    Iguatemi Empresa de Shopping Centers SA...........  12,500   87,363
    Iochpe-Maxion SA..................................  16,300   58,079
    Itau Unibanco Holding SA..........................  18,700  155,654
    JBS SA............................................  74,549  335,519
    Klabin SA.........................................  19,500  120,909
    Kroton Educacional SA............................. 133,538  374,411
    Light SA..........................................  10,600   43,620
    Linx SA...........................................   4,000   58,961
    Localiza Rent a Car SA............................  30,114  247,142
    Lojas Americanas SA...............................  15,600   60,824
    Lojas Renner SA...................................   8,800  279,862
    LPS Brasil Consultoria de Imoveis SA..............   9,200   12,897
    M Dias Branco SA..................................   3,000   67,729
    Mahle-Metal Leve SA...............................  10,387   62,644
*   Marfrig Global Foods SA...........................  48,700   75,526
*   Mills Estruturas e Servicos de Engenharia SA......   7,500   13,537
*   Minerva SA........................................  23,100   76,237
    MRV Engenharia e Participacoes SA.................  66,300  149,100
    Multiplan Empreendimentos Imobiliarios SA.........   5,900   80,385
    Multiplus SA......................................   7,000   84,332
    Natura Cosmeticos SA..............................  10,300   76,589
    Odontoprev SA.....................................  34,974  113,585
*   Oi SA.............................................  14,800   21,612
*   Petroleo Brasileiro SA............................  53,199  179,922
*   Petroleo Brasileiro SA ADR........................  31,500  214,200
    Porto Seguro SA...................................  12,300  139,850
    QGEP Participacoes SA.............................  10,100   18,761
    Qualicorp SA......................................  32,181  191,265
    Raia Drogasil SA..................................   8,900  113,097
*   Rumo Logistica Operadora Multimodal SA............  76,700   20,385
    Santos Brasil Participacoes SA....................   2,500    9,302
    Sao Martinho SA...................................   9,700   95,755
    SLC Agricola SA...................................  10,300   52,945
    Smiles SA.........................................   5,700   92,077
    Souza Cruz SA.....................................   6,900   48,950

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
BRAZIL -- (Continued)
    Sul America SA....................................  29,200 $   147,367
    Tecnisa SA........................................  19,300      18,150
    Telefonica Brasil SA ADR..........................   3,300      42,966
    Tim Participacoes SA..............................   9,200      25,231
    Tim Participacoes SA ADR..........................   2,300      31,303
    Totvs SA..........................................  25,700     263,159
    Tractebel Energia SA..............................   8,126      86,031
    Transmissora Alianca de Energia Eletrica SA.......  12,900      78,931
    Ultrapar Participacoes SA.........................  14,300     293,480
    Ultrapar Participacoes SA Sponsored ADR...........     600      12,300
    Vale SA...........................................  22,821     119,106
#   Vale SA Sponsored ADR.............................  10,757      56,582
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A................  12,900     187,249
    WEG SA............................................   8,200      45,024
                                                               -----------
TOTAL BRAZIL..................................................  11,643,481
                                                               -----------
CANADA -- (5.5%)
    Absolute Software Corp............................   6,873      40,097
*   Advantage Oil & Gas, Ltd..........................  32,499     177,423
    Aecon Group, Inc..................................  11,000      92,350
#   Ag Growth International, Inc......................   1,400      48,428
#   AGF Management, Ltd. Class B......................  21,100      96,316
    Agnico Eagle Mines, Ltd.(008474108)...............  21,851     483,563
    Agnico Eagle Mines, Ltd.(2009823).................   3,800      84,086
    Agrium, Inc.(008916108)...........................   3,100     317,006
    Agrium, Inc.(2213538).............................   2,400     245,533
    AGT Food & Ingredients, Inc.......................   2,500      58,397
#   Aimia, Inc........................................   4,900      52,977
*   Air Canada........................................   9,314      83,821
    AirBoss of America Corp...........................   2,683      49,481
*   Alacer Gold Corp..................................  35,827      73,415
*   Alamos Gold, Inc. Class A(011532108)..............   3,100      10,075
*   Alamos Gold, Inc. Class A(BZ3DNP6)................  36,404     118,299
    Alaris Royalty Corp...............................   3,438      78,836
    Algonquin Power & Utilities Corp..................  23,400     171,405
    Alimentation Couche Tard, Inc. Class B............   5,900     263,320
#   AltaGas, Ltd......................................  12,133     332,119
#   Altus Group, Ltd..................................   4,200      53,373
*   Amaya, Inc........................................     800      19,611
#   ARC Resources, Ltd................................  29,996     448,845
#*  Argonaut Gold, Inc................................  24,954      24,804
    Atco, Ltd. Class I................................   4,298     128,988
#*  Athabasca Oil Corp................................  56,200      64,887
*   ATS Automation Tooling Systems, Inc...............   7,800      96,318
*   AuRico Metals, Inc.(05157J108)....................   1,363         570
*   AuRico Metals, Inc.(BYR52G5)......................  16,008       6,365
    AutoCanada, Inc...................................   2,500      64,170
#*  Avigilon Corp.....................................   1,900      23,143
*   B2Gold Corp....................................... 143,605     155,919
#   Badger Daylighting, Ltd...........................   3,800      70,808
#*  Ballard Power Systems, Inc........................   4,200       5,652
    Bank of Montreal(063671101).......................  15,797     882,578

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
#   Bank of Montreal(2076009)................................  7,500 $  418,511
    Bank of Nova Scotia (The)(064149107)..................... 21,196  1,040,936
    Bank of Nova Scotia (The)(2076281).......................  7,000    343,564
*   Bankers Petroleum, Ltd................................... 51,634    100,674
    Barrick Gold Corp.(067901108)............................ 17,900    126,374
    Barrick Gold Corp.(2024644).............................. 43,396    306,926
    Baytex Energy Corp.(07317Q105)........................... 18,982    161,916
#   Baytex Energy Corp.(B4VGVM3).............................  2,179     18,760
    BCE, Inc.(05534B760).....................................  1,597     65,701
    BCE, Inc.(B188TH2).......................................  1,600     65,855
#*  Bellatrix Exploration, Ltd............................... 36,871     72,172
#*  Birchcliff Energy, Ltd................................... 16,500     74,687
#   Bird Construction, Inc...................................  6,999     58,653
    Black Diamond Group, Ltd.................................  8,500     90,014
#*  BlackBerry, Ltd.(09228F103).............................. 19,822    153,323
#*  BlackBerry, Ltd.(BCBHZ31)................................ 48,199    373,696
*   BlackPearl Resources, Inc................................ 13,000      9,443
    Bombardier, Inc. Class B................................. 88,164    109,881
#   Bonavista Energy Corp.................................... 31,404    117,658
    Bonterra Energy Corp.....................................  4,079     75,165
    Boralex, Inc. Class A....................................  4,800     50,978
*   Boulder Energy, Ltd......................................  7,100     29,315
    Brookfield Asset Management, Inc. Class A (112585104)....  1,503     52,349
    Brookfield Asset Management, Inc. Class A (2092599)......  8,400    293,263
*   BRP, Inc.................................................  4,018     86,483
    CAE, Inc.(124765108).....................................  3,197     36,350
    CAE, Inc.(2162760)....................................... 24,546    278,145
#   Calfrac Well Services, Ltd............................... 14,009     63,840
    Cameco Corp.(13321L108).................................. 18,025    247,483
    Cameco Corp.(2166160)....................................  4,800     65,916
    Canaccord Genuity Group, Inc............................. 17,987     97,097
*   Canacol Energy, Ltd...................................... 19,020     36,357
#   Canadian Energy Services & Technology Corp............... 18,700     92,224
    Canadian Imperial Bank of Commerce(136069101)............ 13,023    930,233
#   Canadian Imperial Bank of Commerce(2170525)..............  2,500    178,652
    Canadian National Railway Co.(136375102).................  7,600    474,468
    Canadian National Railway Co.(2180632)...................  2,800    174,678
    Canadian Natural Resources, Ltd.(136385101).............. 45,054  1,098,417
    Canadian Natural Resources, Ltd.(2171573)................ 13,300    324,606
    Canadian Oil Sands, Ltd.................................. 56,703    323,435
    Canadian Pacific Railway, Ltd.(13645T100)................  1,198    192,698
    Canadian Pacific Railway, Ltd.(2793115)..................  1,000    160,982
    Canadian Tire Corp., Ltd. Class A........................  4,800    478,550
    Canadian Utilities, Ltd. Class A.........................  3,000     84,276
#   Canadian Western Bank.................................... 16,788    315,774
    Canam Group, Inc. Class A................................  7,921     86,184
    CanElson Drilling, Inc...................................  7,300     19,982
#   Canexus Corp............................................. 10,300      9,136
*   Canfor Corp.............................................. 11,300    205,549
#   Canfor Pulp Products, Inc................................  7,290     69,787
    Canyon Services Group, Inc...............................  8,000     33,765
    Capital Power Corp....................................... 10,100    169,048
    Capstone Infrastructure Corp............................. 10,900     25,670

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
CANADA -- (Continued)
*   Capstone Mining Corp..............................  65,117 $ 45,806
    Cascades, Inc.....................................  13,653   79,652
    CCL Industries, Inc. Class B......................   2,100  293,793
*   Celestica, Inc....................................  22,340  299,267
    Cenovus Energy, Inc.(15135U109)...................  54,276  791,344
    Cenovus Energy, Inc.(B57FG04).....................   4,300   62,666
    Centerra Gold, Inc................................  26,200  131,015
*   Cequence Energy, Ltd..............................  13,500    6,606
#   Cervus Equipment Corp.............................     700    7,552
*   CGI Group, Inc. Class A(39945C109)................   5,202  194,243
*   CGI Group, Inc. Class A(2159740)..................   3,300  123,285
#*  China Gold International Resources Corp., Ltd.....  21,200   29,016
    CI Financial Corp.................................   7,000  176,893
    Cineplex, Inc.....................................   4,467  162,716
    Cogeco Cable, Inc.................................   3,600  201,463
    Cogeco, Inc.......................................   3,100  138,497
*   Colliers International Group, Inc.(194693107).....   2,880  119,664
    Colliers International Group, Inc.(BYL7SB4).......     300   12,499
    COM DEV International, Ltd........................   5,400   21,429
    Computer Modelling Group, Ltd.....................   6,300   63,055
    Constellation Software, Inc.......................     600  266,783
#*  Copper Mountain Mining Corp.......................  11,200    6,765
#   Corus Entertainment, Inc. Class B.................  13,100  140,731
    Cott Corp.(2228952)...............................  12,731  143,386
    Cott Corp.(22163N106).............................   4,089   45,960
    Crescent Point Energy Corp.(22576C101)............  23,970  363,860
#   Crescent Point Energy Corp.(B67C8W8)..............  17,759  268,996
*   Crew Energy, Inc..................................  27,800  102,030
*   Delphi Energy Corp................................  41,580   32,111
*   Denison Mines Corp................................  26,000   13,518
*   Descartes Systems Group, Inc. (The)(249906108)....     699   11,792
*   Descartes Systems Group, Inc. (The)(2141941)......   1,600   26,988
#*  Detour Gold Corp..................................  24,215  234,957
#   DH Corp...........................................   5,400  177,956
    DHX Media, Ltd....................................   1,300    8,986
    DirectCash Payments, Inc..........................   1,600   16,589
    Dollarama, Inc....................................   3,700  220,243
*   Dominion Diamond Corp.(257287102).................  13,799  171,798
    Dominion Diamond Corp.(B95LX89)...................   2,800   34,854
    Dorel Industries, Inc. Class B....................   4,709  120,079
#*  Dundee Precious Metals, Inc.......................  23,500   36,656
    Eldorado Gold Corp.(284902103)....................   5,700   19,608
    Eldorado Gold Corp.(2307873)......................  66,500  228,811
    Emera, Inc........................................   1,900   63,370
    Empire Co., Ltd...................................   3,658  247,251
#   Enbridge Income Fund Holdings, Inc................   8,573  226,018
    Enbridge, Inc.(29250N105).........................   6,700  291,852
    Enbridge, Inc.(2466149)...........................   2,900  126,413
    Encana Corp.(292505104)...........................  30,117  228,588
    Encana Corp.(2793193).............................  80,411  611,145
*   Endeavour Mining Corp............................. 104,006   40,557
#*  Endeavour Silver Corp.............................  10,800   14,947
#   EnerCare, Inc.....................................  14,503  148,595

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Enerflex, Ltd..................................... 13,909 $129,641
    Enerplus Corp.(292766102)......................... 20,845  129,864
#   Enerplus Corp.(B584T89)........................... 10,282   65,331
    Enghouse Systems, Ltd.............................  2,000   80,820
    Ensign Energy Services, Inc....................... 22,127  171,386
#*  Epsilon Energy, Ltd...............................  3,400    8,189
    Equitable Group, Inc..............................  2,177   89,487
*   Essential Energy Services Trust...................  6,700    4,969
#   Evertz Technologies, Ltd..........................    800    9,579
    Exco Technologies, Ltd............................ 15,400  204,886
#   Extendicare, Inc.................................. 10,400   68,626
    Fairfax Financial Holdings, Ltd...................  1,771  854,104
    Fiera Capital Corp................................  3,000   28,834
    Finning International, Inc........................ 25,014  434,926
    First Capital Realty, Inc.........................  7,300  103,317
*   First Majestic Silver Corp.(32076V103)............  3,500   10,745
#*  First Majestic Silver Corp.(2833583).............. 15,999   49,055
    First Quantum Minerals, Ltd....................... 30,784  245,971
    FirstService Corp.(BYL7ZF7).......................    300    8,969
*   FirstService Corp.(33767E103).....................  1,778   52,878
#   Fortis, Inc.......................................  7,400  211,897
#*  Fortuna Silver Mines, Inc......................... 20,503   57,064
    Franco-Nevada Corp................................  4,106  166,457
#   Genworth MI Canada, Inc...........................  7,676  181,651
    George Weston, Ltd................................  4,721  396,494
    Gibson Energy, Inc................................ 18,264  269,243
    Gildan Activewear, Inc.(375916103)................  1,405   45,353
    Gildan Activewear, Inc.(2254645)..................  4,400  141,906
    Gluskin Sheff + Associates, Inc...................  3,800   69,646
    GMP Capital, Inc..................................  2,900   11,397
    Goldcorp, Inc.(380956409)......................... 31,741  421,520
    Goldcorp, Inc.(2676302)...........................  4,600   61,376
*   Gran Tierra Energy, Inc........................... 41,300   91,262
    Granite Oil Corp..................................  4,733   15,923
*   Great Canadian Gaming Corp........................  5,508   93,116
    Great-West Lifeco, Inc............................  4,500  127,446
    High Liner Foods, Inc.............................  2,600   47,414
#   Home Capital Group, Inc........................... 11,788  286,892
#   Horizon North Logistics, Inc...................... 26,553   60,908
    HudBay Minerals, Inc.............................. 35,188  226,811
#   Hudson's Bay Co................................... 13,450  272,527
#   Husky Energy, Inc................................. 18,443  336,750
*   IAMGOLD Corp.(450913108)..........................  6,100    9,272
*   IAMGOLD Corp.(2446646)............................ 55,300   84,143
    IGM Financial, Inc................................  4,700  138,788
*   IMAX Corp.........................................  3,900  145,899
#*  Imperial Metals Corp..............................  5,200   31,808
    Imperial Oil, Ltd.(453038408)..................... 10,792  399,520
    Imperial Oil, Ltd.(2454241).......................  1,000   37,000
#   Industrial Alliance Insurance & Financial
      Services, Inc................................... 11,300  380,598
#   Innergex Renewable Energy, Inc.................... 17,100  140,294
    Intact Financial Corp.............................  3,000  206,904
#   Inter Pipeline, Ltd...............................  5,700  119,243

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
CANADA -- (Continued)
*   Interfor Corp.....................................   8,700 $107,499
    Intertape Polymer Group, Inc......................   5,400   79,688
*   Ithaca Energy, Inc................................  29,200   16,745
    Jean Coutu Group PJC, Inc. (The) Class A..........   5,800   91,400
#   Just Energy Group, Inc............................  12,200   65,671
#   Keyera Corp.......................................   8,100  266,191
#   Killam Properties, Inc............................   9,001   68,823
*   Kinross Gold Corp................................. 135,945  249,469
*   Kirkland Lake Gold, Inc...........................  18,013   65,835
*   Lake Shore Gold Corp..............................  89,829   75,553
    Laurentian Bank of Canada.........................   6,167  233,317
    Leon's Furniture, Ltd.............................   1,615   18,152
#   Lightstream Resources, Ltd........................  16,000    8,319
    Linamar Corp......................................   4,800  292,914
#   Liquor Stores N.A., Ltd...........................   6,568   66,140
    Loblaw Cos., Ltd..................................   4,100  223,582
#   Long Run Exploration, Ltd.........................  13,300    5,797
    Lucara Diamond Corp...............................  79,488  121,555
*   Lundin Mining Corp................................  91,693  330,918
    MacDonald Dettwiler & Associates, Ltd.............   1,800  106,719
    Magna International, Inc.(559222401)..............     702   38,161
    Magna International, Inc.(2554475)................   8,400  456,401
    Major Drilling Group International, Inc...........  17,900   62,685
    Mandalay Resources Corp...........................  76,504   46,797
#   Manitoba Telecom Services, Inc....................   6,000  133,089
    Manulife Financial Corp.(56501R106)...............  36,591  648,758
    Manulife Financial Corp.(2492519).................  15,100  267,513
    Maple Leaf Foods, Inc.............................  13,600  235,948
    Martinrea International, Inc......................  17,518  180,826
#   Medical Facilities Corp...........................   7,000   76,163
*   MEG Energy Corp...................................  19,014  203,828
    Methanex Corp.(59151K108).........................   7,604  342,864
    Methanex Corp.(2654416)...........................   3,300  148,719
#   Metro, Inc........................................  11,400  310,224
*   Mitel Networks Corp...............................  11,726  110,908
    Morneau Shepell, Inc..............................   5,500   69,389
    MTY Food Group, Inc...............................   1,997   56,695
#   Mullen Group, Ltd.................................  14,700  214,568
    National Bank of Canada...........................  17,107  598,290
    Nevsun Resources, Ltd.............................  33,699  108,220
#   New Flyer Industries, Inc.........................   6,307   78,605
*   New Gold, Inc.....................................  49,723  109,875
    Newalta Corp......................................   8,598   84,872
    Norbord, Inc......................................   1,900   36,857
    North West Co., Inc. (The)........................   4,500   94,655
#   Northland Power, Inc..............................  10,201  124,719
*   NuVista Energy, Ltd...............................  29,017  116,924
    OceanaGold Corp...................................  58,900  101,781
    Onex Corp.........................................   2,700  154,917
    Open Text Corp.(2260824)..........................   2,500  113,469
    Open Text Corp.(683715106)........................     799   36,362
    Osisko Gold Royalties, Ltd........................   2,200   24,307
#   Pacific Rubiales Energy Corp......................  26,430   73,762

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
*   Painted Pony Petroleum, Ltd....................... 19,900 $  107,119
    Pan American Silver Corp.(697900108).............. 15,252     95,172
    Pan American Silver Corp.(2669272)................ 12,961     80,768
*   Paramount Resources, Ltd. Class A.................  1,000     15,063
*   Parex Resources, Inc.............................. 22,534    149,038
#   Parkland Fuel Corp................................  5,666    103,195
    Pason Systems, Inc................................  5,600     84,823
    Pembina Pipeline Corp.(B4PPQG5)...................  3,005     87,415
    Pembina Pipeline Corp.(B4PT2P8)...................  2,200     64,039
#   Pengrowth Energy Corp............................. 86,400    138,071
    Penn West Petroleum, Ltd.(707887105)..............  4,500      6,075
#   Penn West Petroleum, Ltd.(B63FY34)................ 65,370     89,469
*   Performance Sports Group, Ltd.....................    900     14,788
    Peyto Exploration & Development Corp..............  6,900    149,306
    PHX Energy Services Corp..........................  2,400      8,368
    Potash Corp. of Saskatchewan, Inc.(73755L107)..... 15,036    408,678
    Potash Corp. of Saskatchewan, Inc.(2696980).......  2,000     54,410
    Precision Drilling Corp.(74022D308)...............  7,600     38,684
#   Precision Drilling Corp.(B5YPLH9)................. 36,152    183,821
#   Premium Brands Holdings Corp......................  3,300     85,058
#*  Primero Mining Corp............................... 21,400     55,470
    Progressive Waste Solutions, Ltd.(74339G101)...... 10,129    275,610
    Progressive Waste Solutions, Ltd.(B3DJGB7)........  4,100    111,603
    Quebecor, Inc. Class B............................  6,200    146,627
    Reitmans Canada, Ltd. Class A..................... 10,570     47,603
    Richelieu Hardware, Ltd...........................  1,300     67,592
    Ritchie Bros Auctioneers, Inc.(767744105).........  2,198     59,390
#   Ritchie Bros Auctioneers, Inc.(2345390)...........  1,600     43,283
*   RMP Energy, Inc................................... 10,100     14,210
*   Rock Energy, Inc..................................  3,100      6,186
    Rogers Communications, Inc. Class B(775109200)....  4,111    144,214
    Rogers Communications, Inc. Class B(2169051)......  1,000     35,065
#   Rogers Sugar, Inc.................................  6,000     20,874
    RONA, Inc......................................... 22,800    267,251
    Royal Bank of Canada(780087102)................... 22,236  1,297,471
#   Royal Bank of Canada(2754383).....................  8,100    472,306
#   Russel Metals, Inc................................ 13,780    204,406
#*  Sandstorm Gold, Ltd............................... 10,357     26,371
*   Sandvine Corp..................................... 27,471     73,727
    Saputo, Inc.......................................  6,400    146,659
#   Savanna Energy Services Corp......................  8,000      6,606
    Secure Energy Services, Inc....................... 15,389    127,433
#*  SEMAFO, Inc....................................... 46,700    101,766
    Shaw Communications, Inc. Class B(82028K200)...... 14,100    298,920
    Shaw Communications, Inc. Class B(2801836)........  2,000     42,436
    ShawCor, Ltd......................................  4,804    112,914
    Sherritt International Corp....................... 27,300     27,971
#   Sienna Senior Living, Inc.........................  3,700     43,822
*   Sierra Wireless, Inc.(826516106)..................    600     14,754
#*  Sierra Wireless, Inc.(2418968)....................  1,300     31,957
*   Silver Standard Resources, Inc.................... 18,303    105,240
    Silver Wheaton Corp.(828336107)................... 12,195    159,511
    Silver Wheaton Corp.(B058ZX6).....................  1,900     24,871

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
    SNC-Lavalin Group, Inc............................ 21,599 $  707,333
#   Sprott, Inc....................................... 14,800     23,764
    Stantec, Inc.(2854238)............................  6,001    166,882
    Stantec, Inc.(85472N109)..........................  1,300     36,231
    Stella-Jones, Inc.................................  2,200     74,671
    Student Transportation, Inc....................... 21,300     97,066
    Sun Life Financial, Inc.(866796105)...............  4,814    157,033
    Sun Life Financial, Inc.(2566124).................  7,500    244,810
    Suncor Energy, Inc.(867224107).................... 57,930  1,631,309
    Suncor Energy, Inc.(B3NB1P2)...................... 19,200    540,833
*   SunOpta, Inc.(8676EP108)..........................  4,997     53,468
*   SunOpta, Inc.(2817510)............................  3,900     41,748
#   Superior Plus Corp................................ 22,400    193,368
#   Surge Energy, Inc................................. 48,028     87,033
*   Taseko Mines, Ltd................................. 11,200      5,481
    Teck Resources, Ltd. Class B(878742204)...........  9,977     73,231
    Teck Resources, Ltd. Class B(2879327)............. 16,511    121,574
    TELUS Corp........................................  3,501    119,524
#*  Teranga Gold Corp................................. 65,000     30,317
*   Thompson Creek Metals Co., Inc.................... 44,247     26,389
    Thomson Reuters Corp..............................  6,261    253,257
    TMX Group, Ltd....................................  3,380    127,204
    TORC Oil & Gas, Ltd............................... 23,680    127,829
    Toromont Industries, Ltd..........................  7,500    209,714
    Toronto-Dominion Bank (The)(891160509)............ 26,435  1,068,238
    Toronto-Dominion Bank (The)(2897222).............. 18,100    730,311
    Torstar Corp. Class B............................. 13,300     44,440
    Total Energy Services, Inc........................  5,300     59,936
*   Tourmaline Oil Corp............................... 16,692    412,753
    TransAlta Corp.(89346D107)........................  8,000     50,640
#   TransAlta Corp.(2901628).......................... 41,670    264,131
    TransAlta Renewables, Inc.........................  4,878     46,622
    TransCanada Corp.(2665184)........................  6,100    237,078
    TransCanada Corp.(89353D107)......................  1,802     70,116
    Transcontinental, Inc. Class A.................... 14,500    163,088
    TransForce, Inc................................... 18,320    350,053
    TransGlobe Energy Corp............................ 13,600     40,243
    Trican Well Service, Ltd..........................  7,500     16,114
    Trilogy Energy Corp...............................  1,900      6,683
    Trinidad Drilling, Ltd............................ 10,700     26,589
*   Turquoise Hill Resources, Ltd.(900435108).........  7,000     23,730
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)........... 26,399     89,823
#   Twin Butte Energy, Ltd............................ 89,000     30,283
    Uni-Select, Inc...................................  2,100     94,431
*   Valeant Pharmaceuticals International,
      Inc.(91911K102).................................  2,989    769,757
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)...................................  1,100    282,029
    Valener, Inc......................................  4,119     53,415
    Veresen, Inc...................................... 28,166    318,734
    Vermilion Energy, Inc.(923725105).................  9,128    307,522
#   Vermilion Energy, Inc.(B607XS1)...................    700     23,550
#   Wajax Corp........................................  1,600     24,749
    West Fraser Timber Co., Ltd.......................  6,400    281,623
    Western Energy Services Corp...................... 13,086     52,430

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    Western Forest Products, Inc.........................    64,200 $    94,249
    Westjet Airlines, Ltd................................       700      12,348
    Westshore Terminals Investment Corp..................     5,100     112,657
    Whistler Blackcomb Holdings, Inc.....................     3,603      57,082
#   Whitecap Resources, Inc..............................    42,324     368,921
    Wi-LAN, Inc..........................................    31,583      66,168
    Winpak, Ltd..........................................     2,400      81,496
#   WSP Global, Inc......................................     7,262     243,316
    Yamana Gold, Inc.(98462Y100).........................     3,700       7,252
    Yamana Gold, Inc.(2219279)...........................    83,603     165,563
*   Yellow Pages, Ltd....................................     4,767      66,192
#   Zargon Oil & Gas, Ltd................................     2,100       3,340
                                                                    -----------
TOTAL CANADA.............................................            58,084,011
                                                                    -----------
CHILE -- (0.3%)
    AES Gener SA.........................................   122,802      65,850
    Aguas Andinas SA Class A.............................   204,769     108,063
    Banco de Chile.......................................   194,462      20,872
    Banco de Chile ADR...................................       716      44,598
    Banco de Credito e Inversiones.......................     3,798     166,964
    Banco Santander Chile................................ 1,259,715      63,523
    Banco Santander Chile ADR............................     3,900      78,741
    CAP SA...............................................     6,636      17,795
    Cencosud SA..........................................    61,273     129,523
    Cia Cervecerias Unidas SA............................     4,214      44,359
    Cia Cervecerias Unidas SA ADR........................     1,300      27,430
    Colbun SA............................................   335,447      88,834
    Corpbanca SA......................................... 2,480,089      24,976
    E.CL SA..............................................    50,308      68,332
    Embotelladora Andina SA Class B ADR..................       709      11,805
    Empresa Nacional de Electricidad SA Sponsored ADR....     1,950      80,243
    Empresa Nacional de Telecomunicaciones SA............    22,017     226,715
    Empresas CMPC SA.....................................    62,576     164,328
    Empresas COPEC SA....................................    13,338     133,423
    Enersis SA Sponsored ADR.............................    22,009     332,556
    Forus SA.............................................     4,073      11,874
    Inversiones Aguas Metropolitanas SA..................    85,209     123,806
    Inversiones La Construccion SA.......................     5,460      59,554
#*  Latam Airlines Group SA Sponsored ADR................     9,503      58,919
    Parque Arauco SA.....................................    50,908      93,859
    Ripley Corp. SA......................................   151,422      52,177
    SACI Falabella.......................................     9,073      59,023
    Sociedad Quimica y Minera de Chile SA
      Sponsored ADR......................................     1,500      20,265
    Sonda SA.............................................    55,376     101,997
    Vina Concha y Toro SA................................    49,727      77,869
                                                                    -----------
TOTAL CHILE..............................................             2,558,273
                                                                    -----------
CHINA -- (5.5%)
    361 Degrees International, Ltd.......................   165,000      57,646
    AAC Technologies Holdings, Inc.......................    44,000     249,444
    Agile Property Holdings, Ltd.........................   284,000     163,248
    Agricultural Bank of China, Ltd. Class H............. 1,087,000     490,350

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Air China, Ltd. Class H...............................    50,000 $   50,026
    Ajisen China Holdings, Ltd............................    95,000     43,706
#*  Alibaba Health Information Technology, Ltd............    38,000     35,245
#*  Aluminum Corp. of China, Ltd. ADR.....................     2,000     17,240
#*  Aluminum Corp. of China, Ltd. Class H.................   280,000     97,081
    AMVIG Holdings, Ltd...................................    54,000     25,833
#   Angang Steel Co., Ltd. Class H........................   164,000     83,278
    Anhui Conch Cement Co., Ltd. Class H..................    74,500    231,880
    Anhui Expressway Co., Ltd. Class H....................    62,000     53,840
    Anta Sports Products, Ltd.............................    47,000    120,839
#*  Anton Oilfield Services Group.........................   126,000     21,573
    Asia Cement China Holdings Corp.......................    45,000     18,344
    AVIC International Holdings, Ltd......................    46,000     36,483
    AviChina Industry & Technology Co., Ltd. Class H......   192,000    160,684
    Bank of China, Ltd. Class H........................... 2,574,000  1,403,212
    Bank of Chongqing Co., Ltd. Class H...................    83,000     73,268
    Bank of Communications Co., Ltd. Class H..............   283,000    248,745
    Baoxin Auto Group, Ltd................................    19,000      9,426
    Baoye Group Co., Ltd. Class H.........................    12,000      7,553
    BBMG Corp. Class H....................................   116,500     89,671
    Beijing Capital International Airport Co., Ltd.
      Class H.............................................   176,000    181,188
    Beijing Capital Land, Ltd. Class H....................   168,000     80,930
    Beijing Enterprises Holdings, Ltd.....................    58,500    430,468
    Beijing Enterprises Water Group, Ltd..................   188,000    140,332
    Beijing Jingneng Clean Energy Co., Ltd. Class H.......   124,000     41,696
    Beijing North Star Co., Ltd. Class H..................    42,000     14,404
#*  Beijing Properties Holdings, Ltd......................   396,000     30,593
    Belle International Holdings, Ltd.....................   511,000    532,589
#   Biostime International Holdings, Ltd..................    14,500     27,129
    Bloomage Biotechnology Corp., Ltd.....................    12,500     22,591
#   Boer Power Holdings, Ltd..............................    15,000     28,370
#   Bosideng International Holdings, Ltd..................   646,000     63,228
    Brilliance China Automotive Holdings, Ltd.............   116,000    153,957
#   Byd Co., Ltd. Class H.................................    11,000     48,366
*   BYD Electronic International Co., Ltd.................    97,000     80,620
    C C Land Holdings, Ltd................................   219,000     55,303
*   C.banner International Holdings, Ltd..................    51,000     19,648
    Century Sunshine Group Holdings, Ltd..................   235,000     16,984
    Changshouhua Food Co., Ltd............................    30,000     19,323
#*  Chaowei Power Holdings, Ltd...........................    44,000     23,811
*   Chia Tai Enterprises International, Ltd...............     9,460      6,126
#   China Aerospace International Holdings, Ltd...........   402,000     76,023
*   China Agri-Industries Holdings, Ltd...................   352,000    153,280
    China All Access Holdings, Ltd........................    70,000     25,932
    China Animal Healthcare, Ltd..........................    42,000     21,129
    China Aoyuan Property Group, Ltd......................   255,000     47,661
    China BlueChemical, Ltd...............................   304,000     99,124
*   China CITIC Bank Corp., Ltd. Class H..................   300,000    214,228
#   China Coal Energy Co., Ltd. Class H...................   191,000     92,940
    China Communications Construction Co., Ltd. Class H...   135,000    173,281
    China Communications Services Corp., Ltd. Class H.....   506,000    229,750
    China Conch Venture Holdings, Ltd.....................    14,500     29,903
    China Construction Bank Corp. Class H................. 3,704,000  3,016,823

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
CHINA -- (Continued)
#*  China COSCO Holdings Co., Ltd. Class H.................  95,000 $   48,866
*   China Datang Corp. Renewable Power Co., Ltd. Class H... 187,000     24,353
*   China Daye Non-Ferrous Metals Mining, Ltd.............. 890,000     21,549
    China Dongxiang Group Co., Ltd......................... 106,000     27,042
#*  China Dynamics Holdings, Ltd........................... 420,000     23,729
*   China Eastern Airlines Corp., Ltd. Class H.............  42,000     33,814
#   China Electronics Corp. Holdings Co., Ltd..............  56,000     19,148
    China Everbright Bank Co., Ltd. Class H................ 232,000    128,597
    China Everbright International, Ltd.................... 145,000    221,649
    China Everbright, Ltd..................................  36,000     87,432
#*  China Fiber Optic Network System Group, Ltd............ 310,000     63,830
#*  China Foods, Ltd.......................................  98,000     45,199
    China Galaxy Securities Co., Ltd. Class H.............. 102,000     91,926
    China Gas Holdings, Ltd................................ 148,000    260,249
*   China Glass Holdings, Ltd..............................  86,000     12,523
    China Harmony New Energy Auto Holding, Ltd.............  19,000     14,760
*   China High Speed Transmission Equipment Group Co.,
      Ltd.................................................. 181,000    147,420
#   China Hongqiao Group, Ltd.............................. 251,500    186,272
*   China Household Holdings, Ltd.......................... 275,000     11,351
#   China Huishan Dairy Holdings Co., Ltd.................. 369,000    111,162
*   China Huiyuan Juice Group, Ltd......................... 132,000     49,287
    China International Marine Containers Group Co., Ltd.
      Class H..............................................  13,700     29,168
#   China Lesso Group Holdings, Ltd........................ 196,000    155,621
    China Life Insurance Co., Ltd. ADR.....................   7,800    144,066
    China Life Insurance Co., Ltd. Class H.................  45,000    165,456
    China Lilang, Ltd......................................  78,000     84,012
    China Longyuan Power Group Corp., Ltd. Class H......... 182,000    208,514
    China Machinery Engineering Corp. Class H..............  74,000     55,863
    China Medical System Holdings, Ltd.....................  95,000    126,133
    China Mengniu Dairy Co., Ltd...........................  57,000    258,440
    China Merchants Bank Co., Ltd. Class H................. 141,500    365,520
    China Merchants Holdings International Co., Ltd........ 142,000    520,897
#   China Merchants Land, Ltd.............................. 228,000     42,562
    China Minsheng Banking Corp., Ltd. Class H............. 313,000    351,073
    China Mobile, Ltd.(2111375)............................  39,357  2,558,205
    China Mobile, Ltd.(6073556)............................  78,000  1,019,071
#   China Modern Dairy Holdings, Ltd....................... 277,000     89,419
#   China Molybdenum Co., Ltd. Class H.....................  33,000     21,307
    China National Building Material Co., Ltd. Class H..... 598,000    452,484
    China National Materials Co., Ltd...................... 260,000     58,296
*   China New Town Development Co., Ltd.................... 612,500     28,413
#   China Oil & Gas Group, Ltd............................. 988,000     90,472
    China Oilfield Services, Ltd. Class H.................. 202,000    247,814
#   China Overseas Grand Oceans Group, Ltd................. 167,000     67,751
    China Overseas Land & Investment, Ltd.................. 242,000    760,537
    China Pacific Insurance Group Co., Ltd. Class H........  92,600    388,179
    China Petroleum & Chemical Corp. ADR...................   2,000    150,420
    China Petroleum & Chemical Corp. Class H............... 762,000    573,341
    China Pioneer Pharma Holdings, Ltd.....................  34,000     19,824
    China Power International Development, Ltd............. 245,000    173,437
    China Power New Energy Development Co., Ltd............ 440,000     29,484
#*  China Precious Metal Resources Holdings Co., Ltd....... 696,000     39,839
*   China Properties Group, Ltd............................  81,000     18,175
    China Railway Construction Corp., Ltd. Class H.........  85,000    110,654

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    China Railway Group, Ltd. Class H.....................   119,000 $  101,497
#*  China Rare Earth Holdings, Ltd........................   232,399     25,760
*   China Resources and Transportation Group, Ltd......... 2,000,000     30,140
    China Resources Cement Holdings, Ltd..................   344,000    177,763
    China Resources Enterprise, Ltd.......................   142,855    463,414
    China Resources Gas Group, Ltd........................   102,000    311,620
    China Resources Land, Ltd.............................   122,000    342,605
    China Resources Power Holdings Co., Ltd...............   102,000    261,993
*   China Ruifeng Renewable Energy Holdings, Ltd..........   252,000     32,825
#*  China Sanjiang Fine Chemicals Co., Ltd................   129,000     34,755
*   China SCE Property Holdings, Ltd......................   205,000     46,800
#*  China Shanshui Cement Group, Ltd......................   198,000    140,985
    China Shenhua Energy Co., Ltd. Class H................   130,000    246,933
    China Shineway Pharmaceutical Group, Ltd..............    50,000     63,779
#*  China Shipping Container Lines Co., Ltd. Class H......   253,000     79,587
#   China Shipping Development Co., Ltd. Class H..........   154,000     93,483
    China Singyes Solar Technologies Holdings, Ltd........    72,000     72,151
#   China South City Holdings, Ltd........................   478,000    141,024
    China Southern Airlines Co., Ltd. Class H.............    54,000     53,438
    China Southern Airlines Co., Ltd. Sponsored ADR.......     2,392    117,926
    China State Construction International Holdings,
      Ltd.................................................    30,000     46,701
    China Suntien Green Energy Corp., Ltd. Class H........   188,000     33,195
*   China Taiping Insurance Holdings Co., Ltd.............    56,800    168,677
    China Telecom Corp., Ltd. ADR.........................     1,739     96,827
    China Telecom Corp., Ltd. Class H.....................   142,000     79,412
#*  China Traditional Chinese Medicine Co., Ltd...........   122,000     92,274
    China Travel International Investment Hong Kong,
      Ltd.................................................   478,000    183,871
    China Unicom Hong Kong, Ltd.(2603496).................    32,502    457,953
    China Unicom Hong Kong, Ltd.(6263830).................   490,000    685,197
#   China Vanke Co., Ltd. Class H.........................   132,100    314,152
#   China Water Affairs Group, Ltd........................   160,000     78,199
#   China Yongda Automobiles Services Holdings, Ltd.......    40,000     23,771
#*  China Yurun Food Group, Ltd...........................   315,000     93,197
#   China ZhengTong Auto Services Holdings, Ltd...........   171,000     91,087
#   China Zhongwang Holdings, Ltd.........................   322,400    137,655
#*  Chinasoft International, Ltd..........................   122,000     45,592
    Chongqing Machinery & Electric Co., Ltd. Class H......   218,000     34,520
    Chongqing Rural Commercial Bank Co., Ltd. Class H.....   359,000    257,192
    CIFI Holdings Group Co., Ltd..........................   328,000     68,571
#   CIMC Enric Holdings, Ltd..............................   122,000     85,325
#*  CITIC Resources Holdings, Ltd.........................   200,000     38,682
    CITIC Securities Co., Ltd. Class H....................    16,500     45,311
    CITIC, Ltd............................................   600,000  1,074,543
#   Citychamp Watch & Jewellery Group, Ltd................   226,000     32,380
    CNOOC, Ltd............................................   308,000    377,172
#   CNOOC, Ltd. ADR.......................................     8,898  1,091,340
#   Comba Telecom Systems Holdings, Ltd...................   188,000     45,285
#*  Concord New Energy Group, Ltd.........................   700,000     45,249
    Coolpad Group, Ltd....................................   256,000     58,099
    COSCO Pacific, Ltd....................................   286,000    374,735
    Country Garden Holdings Co., Ltd...................... 1,058,000    413,251
    CP Pokphand Co., Ltd.................................. 1,228,000    169,054
    CPMC Holdings, Ltd....................................    91,000     50,190

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
CHINA -- (Continued)
    CRRC Corp, Ltd.........................................    46,000 $ 58,012
    CSPC Pharmaceutical Group, Ltd.........................   106,000   97,305
#*  CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H..............................................    10,000   28,315
#   CT Environmental Group, Ltd............................   216,000   76,344
    Dah Chong Hong Holdings, Ltd...........................   136,000   60,222
#   Dalian Port PDA Co., Ltd. Class H......................    50,000   17,206
    Daphne International Holdings, Ltd.....................   192,000   38,360
    Datang International Power Generation Co., Ltd.
      Class H..............................................   238,000  102,823
    Dawnrays Pharmaceutical Holdings, Ltd..................    36,000   35,016
    Digital China Holdings, Ltd............................   160,000  158,937
#   Dongfang Electric Corp., Ltd. Class H..................    39,800   51,577
    Dongfeng Motor Group Co., Ltd. Class H.................   276,000  317,128
    Dongyue Group, Ltd.....................................   205,000   56,801
    ENN Energy Holdings, Ltd...............................    44,000  291,715
    EVA Precision Industrial Holdings, Ltd.................   154,000   44,448
#   Evergrande Real Estate Group, Ltd...................... 1,054,000  696,347
    Fantasia Holdings Group Co., Ltd.......................   279,000   38,461
    Far East Horizon, Ltd..................................   259,000  240,390
#   Fosun International, Ltd...............................    51,500  108,495
    Franshion Properties China, Ltd........................   646,000  208,144
#   Fufeng Group, Ltd......................................   181,000  109,145
    Fuguiniao Co., Ltd. Class H............................    15,200   26,387
*   Fullshare Holdings, Ltd................................   580,000   97,161
    Future Land Development Holdings, Ltd..................   214,000   34,463
#*  GCL-Poly Energy Holdings, Ltd.......................... 1,653,000  334,210
    Geely Automobile Holdings, Ltd.........................   640,000  268,715
*   Glorious Property Holdings, Ltd........................   513,000   62,863
#   Golden Eagle Retail Group, Ltd.........................    87,000  107,431
    Golden Meditech Holdings, Ltd..........................   172,000   21,723
#*  Goldin Properties Holdings, Ltd........................   120,000   92,492
    Goldpac Group, Ltd.....................................    23,000   14,238
    GOME Electrical Appliances Holding, Ltd................ 1,627,000  281,999
#*  Goodbaby International Holdings, Ltd...................    81,000   32,855
    Great Wall Motor Co., Ltd. Class H.....................    37,000  122,489
    Greatview Aseptic Packaging Co., Ltd...................   140,000   82,197
#   Greenland Hong Kong Holdings, Ltd......................    58,000   32,960
#   Greentown China Holdings, Ltd..........................   122,000  121,244
    Guangdong Investment, Ltd..............................   160,000  216,145
*   Guangdong Land Holdings, Ltd...........................    76,000   19,597
    Guangdong Yueyun Transportation Co., Ltd. Class H......    36,000   26,345
    Guangshen Railway Co., Ltd. Class H....................   134,000   64,187
    Guangshen Railway Co., Ltd. Sponsored ADR..............       600   14,268
    Guangzhou Automobile Group Co., Ltd. Class H...........   228,000  182,767
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H.........................................     4,000   10,991
*   Guangzhou R&F Properties Co., Ltd......................   188,000  188,473
    Haier Electronics Group Co., Ltd.......................    51,000  120,235
    Haitian International Holdings, Ltd....................    75,000  155,616
    Haitong Securities Co., Ltd. Class H...................    64,400  117,186
#*  Hanergy Thin Film Power Group, Ltd.....................   190,000   25,734
#   Harbin Electric Co., Ltd. Class H......................   174,000  110,784
    Hengan International Group Co., Ltd....................    44,500  495,995
    Hengdeli Holdings, Ltd.................................   480,000   69,887
#   Hilong Holding, Ltd....................................    64,000   16,413
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H....    61,000   44,786

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
*   Honghua Group, Ltd...................................   381,000 $   33,389
    Hopewell Highway Infrastructure, Ltd.................   118,500     56,541
#*  Hopson Development Holdings, Ltd.....................   120,000    105,955
#   HOSA International, Ltd..............................    48,000     25,244
#   Hua Han Bio-Pharmaceutical Holdings, Ltd.............   830,000    125,159
    Huabao International Holdings, Ltd...................   311,000    150,682
#   Huadian Fuxin Energy Corp., Ltd. Class H.............   202,000     86,454
    Huadian Power International Corp., Ltd. Class H......   104,000    105,314
    Huaneng Power International, Inc. Class H............    62,000     75,211
    Huaneng Power International, Inc. Sponsored ADR......       900     43,605
    Huaneng Renewables Corp., Ltd. Class H...............   564,000    240,153
    Huishang Bank Corp., Ltd. Class H....................   109,000     52,024
    Hydoo International Holding, Ltd.....................    94,000     11,875
    Industrial & Commercial Bank of China, Ltd.
      Class H............................................ 3,949,000  2,712,915
#   Intime Retail Group Co., Ltd.........................   212,000    237,413
    Jiangnan Group, Ltd..................................   132,000     34,176
    Jiangsu Expressway Co., Ltd. Class H.................    70,000     87,693
    Jiangxi Copper Co., Ltd. Class H.....................   166,000    223,853
    Ju Teng International Holdings, Ltd..................   170,000     74,776
#*  Kaisa Group Holdings, Ltd............................    80,000     12,074
    Kingboard Chemical Holdings, Ltd.....................   120,500    202,314
    Kingboard Laminates Holdings, Ltd....................   189,500     83,045
#   Kingdee International Software Group Co., Ltd........   132,000     57,112
    Kunlun Energy Co., Ltd...............................   490,000    466,978
    KWG Property Holding, Ltd............................   203,000    151,392
    Le Saunda Holdings, Ltd..............................    57,200     22,032
    Lee & Man Paper Manufacturing, Ltd...................   325,000    198,930
    Lee's Pharmaceutical Holdings, Ltd...................    11,000     18,504
    Lenovo Group, Ltd....................................   410,000    443,845
#*  Li Ning Co., Ltd.....................................    44,500     22,022
#*  Lianhua Supermarket Holdings Co., Ltd. Class H.......    66,000     35,190
#*  Lifetech Scientific Corp.............................   228,000     39,385
    Livzon Pharmaceutical Group, Inc. Class H............     7,150     34,401
#   Logan Property Holdings Co., Ltd.....................   168,000     72,783
    Longfor Properties Co., Ltd..........................   186,500    265,345
    Lonking Holdings, Ltd................................   472,000     75,422
*   Loudong General Nice Resources China Holdings, Ltd...   171,000     23,347
#*  Maanshan Iron & Steel Co., Ltd. Class H..............   356,000     83,432
    Maoye International Holdings, Ltd....................   275,000     40,697
    Metallurgical Corp. of China, Ltd. Class H...........   103,000     34,506
*   MIE Holdings Corp....................................   198,000     29,314
*   Mingfa Group International Co., Ltd..................   299,000     73,198
    Minmetals Land, Ltd..................................   270,000     29,225
    Minth Group, Ltd.....................................    72,000    144,205
#*  MMG, Ltd.............................................   332,000     90,228
#   NetDragon Websoft, Inc...............................    32,000     89,604
    New China Life Insurance Co., Ltd. Class H...........    13,200     56,648
    New World China Land, Ltd............................   320,000    197,933
    New World Department Store China, Ltd................    60,000     13,302
    Nine Dragons Paper Holdings, Ltd.....................   275,000    203,577
*   North Mining Shares Co., Ltd.........................   910,000     29,906
    NVC Lighting Holding, Ltd............................    60,000      2,569
    Overseas Chinese Town Asia Holdings, Ltd.............    46,000     21,883

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
CHINA -- (Continued)
    Pacific Online, Ltd....................................    52,000 $ 16,755
    Parkson Retail Group, Ltd..............................   145,000   24,651
*   PAX Global Technology, Ltd.............................    23,000   36,841
    People's Insurance Co. Group of China, Ltd. (The)
      Class H..............................................   345,000  179,297
    PetroChina Co., Ltd. ADR...............................     1,900  186,941
    PetroChina Co., Ltd. Class H...........................   738,000  725,139
    Phoenix Healthcare Group Co., Ltd......................    12,500   20,463
    Phoenix Satellite Television Holdings, Ltd.............   210,000   54,419
    PICC Property & Casualty Co., Ltd. Class H.............   148,000  306,035
    Ping An Insurance Group Co. of China, Ltd. Class H.....    94,000  540,322
#   Poly Property Group Co., Ltd...........................   394,000  149,297
*   Pou Sheng International Holdings, Ltd..................   380,000   48,940
    Powerlong Real Estate Holdings, Ltd....................   279,000   52,128
#*  PW Medtech Group, Ltd..................................    11,000    3,187
#   Real Nutriceutical Group, Ltd..........................   101,000   24,428
#*  Renhe Commercial Holdings Co., Ltd..................... 2,400,000  185,953
#   REXLot Holdings, Ltd................................... 1,750,000  113,750
    Road King Infrastructure, Ltd..........................    41,000   37,704
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd..................................................   205,000   44,642
*   Semiconductor Manufacturing International Corp......... 2,784,000  250,161
*   Semiconductor Manufacturing International Corp. ADR....    10,477   46,623
    Shandong Chenming Paper Holdings, Ltd. Class H.........    53,000   25,887
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H..............................................   180,000  120,850
#   Shanghai Electric Group Co., Ltd. Class H..............    72,000   44,542
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H..............................................    13,000   38,613
    Shanghai Industrial Holdings, Ltd......................    81,000  238,697
    Shanghai Industrial Urban Development Group, Ltd.......   208,000   42,343
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.........................................   144,000   48,520
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H.....    60,600  143,305
    Shanghai Prime Machinery Co., Ltd. Class H.............   124,000   23,653
    Shenguan Holdings Group, Ltd...........................   248,000   49,791
    Shenzhen Expressway Co., Ltd. Class H..................    64,000   47,145
    Shenzhen International Holdings, Ltd...................   152,000  251,253
    Shenzhen Investment, Ltd...............................   496,000  191,745
    Shenzhou International Group Holdings, Ltd.............    29,000  151,748
    Shimao Property Holdings, Ltd..........................   286,000  512,866
*   Shougang Concord International Enterprises Co., Ltd....   828,000   44,307
#   Shougang Fushan Resources Group, Ltd...................   412,000   62,022
#   Shui On Land, Ltd......................................   652,000  178,196
*   Shunfeng International Clean Energy, Ltd...............   138,000   49,647
    Sichuan Expressway Co., Ltd. Class H...................   100,000   37,933
    Sihuan Pharmaceutical Holdings Group, Ltd..............   115,000   49,287
    Sino Biopharmaceutical, Ltd............................   172,000  199,381
*   Sino Oil And Gas Holdings, Ltd......................... 2,410,000   52,208
    Sino-Ocean Land Holdings, Ltd..........................   408,500  281,574
    Sinofert Holdings, Ltd.................................   350,000   58,184
#   SinoMedia Holding, Ltd.................................    54,000   25,941
#   Sinopec Engineering Group Co., Ltd. Class H............   151,000  123,396
#   Sinopec Kantons Holdings, Ltd..........................   106,000   67,470
*   Sinopec Oilfield Service Corp. Class H.................   120,000   37,721
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H.......   116,000   47,297
    Sinopharm Group Co., Ltd. Class H......................    70,000  269,203
    Sinosoft Technology Group, Ltd.........................    52,000   29,358

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CHINA -- (Continued)
    Sinotrans Shipping, Ltd...........................  63,500 $   14,247
    Sinotrans, Ltd. Class H........................... 255,000    156,191
    Sinotruk Hong Kong, Ltd........................... 129,000     67,848
    SITC International Holdings Co., Ltd..............  88,000     50,583
    Skyworth Digital Holdings, Ltd.................... 270,000    207,258
    SOHO China, Ltd................................... 341,000    214,965
*   Sound Global, Ltd.................................  27,000         27
    Springland International Holdings, Ltd............ 179,000     61,311
#*  SPT Energy Group, Inc............................. 132,000     16,469
*   SRE Group, Ltd.................................... 496,000     25,934
    SSY Group, Ltd.................................... 264,000     79,601
#   Sun Art Retail Group, Ltd......................... 229,500    174,702
    Sunac China Holdings, Ltd......................... 262,000    233,909
    Sunny Optical Technology Group Co., Ltd...........  42,000     80,889
    TCC International Holdings, Ltd................... 322,000     82,593
#   TCL Communication Technology Holdings, Ltd........ 124,000     96,190
#   TCL Multimedia Technology Holdings, Ltd...........  48,000     24,737
#*  Technovator International, Ltd....................  38,000     28,735
    Tencent Holdings, Ltd.............................  75,900  1,411,134
#   Tenwow International Holdings, Ltd................  52,000     19,252
    Texhong Textile Group, Ltd........................  46,500     47,485
    Tian An China Investment Co., Ltd.................  30,000     17,962
#   Tiangong International Co., Ltd................... 340,000     37,210
    Tianjin Port Development Holdings, Ltd............ 326,000     66,806
*   Tianneng Power International, Ltd................. 190,000     87,894
#   Tibet 5100 Water Resources Holdings, Ltd..........  77,000     21,817
    Tingyi Cayman Islands Holding Corp................ 134,000    257,859
    Tong Ren Tang Technologies Co., Ltd. Class H......  70,000    108,639
    Tongda Group Holdings, Ltd........................ 310,000     52,305
    Top Spring International Holdings, Ltd............  42,500     20,165
    Towngas China Co., Ltd............................ 113,000    103,309
    TPV Technology, Ltd............................... 192,000     32,642
    Travelsky Technology, Ltd. Class H................  80,000     96,811
#   Trigiant Group, Ltd............................... 100,000     23,605
    Truly International Holdings, Ltd................. 330,000    111,081
#   Tsingtao Brewery Co., Ltd. Class H................  10,000     53,359
#   Uni-President China Holdings, Ltd................. 125,000    114,991
*   United Energy Group, Ltd.......................... 582,000     70,575
#   Universal Health International.................... 175,000     74,702
*   V1 Group, Ltd..................................... 566,000     49,526
#   Want Want China Holdings, Ltd..................... 381,000    395,710
    Wasion Group Holdings, Ltd........................  34,000     44,854
    Weichai Power Co., Ltd. Class H...................  96,000    144,259
    Weiqiao Textile Co. Class H.......................  87,000     45,395
    Welling Holding, Ltd.............................. 196,000     39,176
    West China Cement, Ltd............................ 522,000     94,179
#   Wisdom Holdings Group.............................  92,000     48,106
*   Wumart Stores, Inc. Class H.......................  19,000     11,743
*   Wuzhou International Holdings, Ltd................ 306,000     53,289
#   Xiamen International Port Co., Ltd. Class H....... 114,000     34,977
*   Xinchen China Power Holdings, Ltd.................  40,000     12,483
    Xingda International Holdings, Ltd................ 184,000     44,852
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H.........................................  17,000     15,196

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CHINA -- (Continued)
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H.........................................    15,600 $    29,813
*   Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H.........................................   136,000      18,226
    Xinyi Solar Holding, Ltd..........................   170,000      73,219
    XTEP International Holdings, Ltd..................   121,500      52,840
*   Yanchang Petroleum International, Ltd............. 1,420,000      42,466
#   Yanzhou Coal Mining Co., Ltd. Class H.............   242,000     138,000
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......     1,800      10,242
    Yestar International Holdings Co., Ltd............    45,000      17,764
    Yingde Gases Group Co., Ltd.......................   197,500     117,758
    Yip's Chemical Holdings, Ltd......................    38,000      19,698
    Yuanda China Holdings, Ltd........................   170,000      10,409
    Yuexiu Property Co., Ltd.......................... 1,182,000     233,101
#   Yuexiu Transport Infrastructure, Ltd..............    92,000      60,618
    Yuzhou Properties Co., Ltd........................   184,000      40,808
#   Zall Development Group, Ltd.......................   134,000      53,756
#   Zhaojin Mining Industry Co., Ltd..................   187,500      87,306
    Zhejiang Expressway Co., Ltd. Class H.............   104,000     120,760
#   Zhongsheng Group Holdings, Ltd....................   127,500      77,043
    Zhuzhou CSR Times Electric Co., Ltd. Class H......    11,000      74,574
    Zijin Mining Group Co., Ltd. Class H..............   140,000      37,228
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd........................................   170,200      91,426
    ZTE Corp. Class H.................................    33,160      73,644
                                                                 -----------
TOTAL CHINA...........................................            58,594,889
                                                                 -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA................................     6,423      47,504
    Bancolombia SA....................................     9,070      81,945
    Bancolombia SA Sponsored ADR......................     4,609     177,907
    Cementos Argos SA.................................     6,447      22,094
*   Cemex Latam Holdings SA...........................     4,558      20,005
    Corp. Financiera Colombiana SA....................     6,362      83,501
    Ecopetrol SA......................................   179,698     100,456
    Ecopetrol SA Sponsored ADR........................     3,500      39,515
    Empresa de Energia de Bogota SA ESP...............    29,392      17,043
    Grupo Argos SA....................................    11,908      71,944
    Grupo de Inversiones Suramericana SA..............     6,333      81,362
    Grupo Nutresa SA..................................    13,050     100,231
    Interconexion Electrica SA ESP....................    37,025      91,020
    Isagen SA ESP.....................................    71,219      72,456
                                                                 -----------
TOTAL COLOMBIA........................................             1,006,983
                                                                 -----------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S...........................................     7,027     170,226
    Komercni Banka A.S................................       355      79,439
    Pegas Nonwovens SA................................       447      14,804
                                                                 -----------
TOTAL CZECH REPUBLIC..................................               264,469
                                                                 -----------
DENMARK -- (1.2%)
    ALK-Abello A.S....................................       736      89,882
    Alm Brand A.S.....................................    13,647      87,838
    Ambu A.S. Class B.................................     3,839     104,906
    AP Moeller - Maersk A.S. Class A..................       143     236,355
    AP Moeller - Maersk A.S. Class B..................       265     451,451

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
DENMARK -- (Continued)
#*  Bang & Olufsen A.S................................  3,580 $    33,294
*   Bavarian Nordic A.S...............................  3,741     176,784
    Carlsberg A.S. Class B............................  4,692     408,792
    Chr Hansen Holding A.S............................ 10,835     598,724
    Coloplast A.S. Class B............................  1,564     112,854
#*  D/S Norden A.S....................................  4,885     127,944
    Danske Bank A.S................................... 17,175     536,968
    Dfds A.S..........................................  1,106     151,938
    DSV A.S........................................... 21,193     725,425
#   FLSmidth & Co. A.S................................  6,139     275,253
*   Genmab A.S........................................  1,989     187,413
    GN Store Nord A.S................................. 17,583     357,646
*   H Lundbeck A.S....................................  7,854     185,769
    IC Group A.S......................................    464      12,698
    ISS A.S........................................... 12,698     438,169
*   Jyske Bank A.S....................................  7,381     385,638
    NKT Holding A.S...................................  4,000     224,288
    Novo Nordisk A.S. Class B......................... 18,800   1,109,509
    Novo Nordisk A.S. Sponsored ADR...................  5,344     315,082
    Novozymes A.S. Class B............................ 11,037     576,921
    Pandora A.S.......................................  8,328     937,764
    PER Aarsleff A.S. Class B.........................    264      90,602
    Ringkjoebing Landbobank A.S.......................    625     137,023
    Rockwool International A.S. Class B...............    852     127,114
    Royal Unibrew A.S.................................  5,920     193,730
    Schouw & Co.......................................  2,581     140,184
    SimCorp A.S.......................................  7,954     339,585
    Solar A.S. Class B................................    804      44,031
    Spar Nord Bank A.S................................ 14,436     169,667
    Sydbank A.S....................................... 11,151     422,134
    TDC A.S........................................... 99,004     746,862
*   Topdanmark A.S....................................  9,691     267,789
    Tryg A.S..........................................  3,705      74,571
#   United International Enterprises..................    301      50,653
    Vestas Wind Systems A.S........................... 11,729     640,727
*   William Demant Holding A.S........................  3,462     263,989
                                                              -----------
TOTAL DENMARK.........................................         12,557,966
                                                              -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR....... 10,740      72,009
*   Global Telecom Holding SAE GDR.................... 10,032      16,553
                                                              -----------
TOTAL EGYPT...........................................             88,562
                                                              -----------
FINLAND -- (1.1%)
    Amer Sports Oyj................................... 18,851     549,826
    Bittium Oyj....................................... 11,087      57,997
    Cargotec Oyj......................................  6,860     238,493
    Caverion Corp.....................................  7,618      77,410
    Citycon Oyj....................................... 48,708     129,267
    Cramo Oyj.........................................  5,933     119,877
    Elisa Oyj......................................... 12,422     418,219
    F-Secure Oyj...................................... 11,365      35,057

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
FINLAND -- (Continued)
    Fiskars Oyj Abp...................................   4,126 $    88,020
    Fortum Oyj........................................  32,902     577,717
    HKScan Oyj Class A................................   5,225      28,614
    Huhtamaki Oyj.....................................  10,098     358,365
    Kemira Oyj........................................  17,357     224,186
    Kesko Oyj Class A.................................   1,935      70,232
    Kesko Oyj Class B.................................  11,273     438,784
    Kone Oyj Class B..................................   8,443     354,323
    Konecranes Oyj....................................   9,529     294,997
    Lassila & Tikanoja Oyj............................   5,943     116,302
    Metsa Board Oyj...................................  34,286     244,276
#   Metso Oyj.........................................  15,415     424,084
    Neste Oyj.........................................  20,423     569,008
    Nokia Oyj.........................................  85,370     604,531
    Nokia Oyj Sponsored ADR...........................   1,375       9,694
    Nokian Renkaat Oyj................................  19,575     588,270
    Olvi Oyj Class A..................................     566      16,467
*   Oriola-KD Oyj Class B.............................   5,642      27,469
    Orion Oyj Class A.................................   3,075     127,344
    Orion Oyj Class B.................................   9,909     413,679
#*  Outokumpu Oyj.....................................  29,668     137,425
#   Outotec Oyj.......................................  18,493     123,856
    PKC Group Oyj.....................................   2,872      62,937
    Ponsse Oy.........................................   1,291      20,769
    Raisio Oyj Class V................................  15,942      72,519
    Ramirent Oyj......................................  17,079     134,594
    Sampo Oyj Class A.................................  14,662     725,486
#   Sanoma Oyj........................................  13,446      49,188
*   Stockmann Oyj Abp.................................   1,189       8,734
    Stora Enso Oyj Class R............................  81,576     768,050
    Stora Enso Oyj Sponsored ADR......................   2,680      25,031
    Technopolis Oyj...................................   9,706      39,853
    Tieto Oyj.........................................  10,302     263,786
    Tikkurila Oyj.....................................   3,520      67,888
    UPM-Kymmene Oyj...................................  73,631   1,360,094
    UPM-Kymmene Oyj Sponsored ADR.....................   1,975      36,379
    Uponor Oyj........................................   5,929      94,002
    Valmet OYJ........................................   7,506      88,833
    Wartsila Oyj Abp..................................   8,045     369,781
    YIT Oyj...........................................  13,437      80,963
                                                               -----------
TOTAL FINLAND.........................................          11,732,676
                                                               -----------
FRANCE -- (5.1%)
    Accor SA..........................................   7,297     357,724
    Aeroports de Paris................................   1,224     146,738
#*  Air France-KLM....................................  12,890      92,211
    Air Liquide SA....................................   5,145     669,957
    Airbus Group SE...................................   7,497     532,178
    Albioma SA........................................   1,539      25,531
*   Alcatel-Lucent.................................... 120,205     453,594
*   Alcatel-Lucent Sponsored ADR......................  35,000     130,900
*   Alstom SA.........................................   2,523      74,099
    Alten SA..........................................   4,084     205,814

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Altran Technologies SA............................ 22,725 $  268,324
    Arkema SA.........................................  6,619    515,785
    Atos..............................................  7,669    582,739
    AXA SA............................................ 45,845  1,207,338
    AXA SA Sponsored ADR..............................  2,823     74,273
#   Beneteau SA.......................................  1,281     21,769
    BioMerieux........................................  1,730    201,009
    BNP Paribas SA.................................... 22,250  1,447,302
    Boiron SA.........................................    658     72,848
    Bollore SA........................................ 32,490    179,962
    Bonduelle S.C.A...................................  1,765     50,603
    Bouygues SA....................................... 14,382    528,326
    Bureau Veritas SA................................. 14,875    347,540
    Cap Gemini SA.....................................  5,159    492,846
    Carrefour SA...................................... 25,648    880,393
    Casino Guichard Perrachon SA......................  3,195    237,115
    Cegid Group SA....................................  1,531     66,191
#*  CGG SA............................................ 21,238    106,091
#*  CGG SA Sponsored ADR..............................  3,161     15,679
    Chargeurs SA......................................  3,718     31,386
    Christian Dior SE.................................  1,280    264,764
#   Cie de Saint-Gobain............................... 48,615  2,303,248
    Cie des Alpes.....................................    744     14,909
    Cie Generale des Etablissements Michelin.......... 17,666  1,729,300
    CNP Assurances.................................... 11,135    187,143
    Credit Agricole SA................................ 22,682    356,893
    Danone SA.........................................  9,742    660,919
    Danone SA Sponsored ADR...........................    907     12,353
    Dassault Systemes.................................  1,677    126,459
    Dassault Systemes ADR.............................    288     21,686
*   Derichebourg SA................................... 15,549     55,141
    Edenred...........................................  8,496    211,764
    Eiffage SA........................................  8,389    504,536
    Electricite de France SA.......................... 11,708    278,624
    Engie............................................. 67,562  1,295,669
#*  Eramet............................................  1,024     67,440
    Essilor International SA..........................  5,506    705,205
*   Etablissements Maurel et Prom.....................  7,767     49,727
    Euler Hermes Group................................  1,898    197,740
    Eurofins Scientific SE............................    976    320,034
    Eutelsat Communications SA........................ 17,035    519,165
    Faiveley Transport SA.............................    923     96,467
    Faurecia.......................................... 10,551    404,815
    Fimalac...........................................    234     20,609
#*  GameLoft SE.......................................  8,137     38,482
    Gaztransport Et Technigaz SA......................  2,212    134,943
    GL Events.........................................    588     13,285
    Groupe Crit.......................................    301     17,173
    Groupe Eurotunnel SE.............................. 21,893    314,533
*   Groupe Fnac.......................................  1,561     94,317
    Guerbet...........................................    372     23,941
    Haulotte Group SA.................................  1,629     30,742
    Havas SA.......................................... 16,668    143,245

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Hermes International..............................    355 $  138,054
    Iliad SA..........................................    805    191,172
    Imerys SA.........................................  5,613    422,886
#   Ingenico Group....................................  2,976    389,808
    Ipsen SA..........................................  1,615    104,063
    IPSOS.............................................  2,282     57,251
    Jacquet Metal Service.............................  2,603     48,556
    JCDecaux SA.......................................  5,331    204,005
    Kering............................................  3,398    654,373
    Korian SA.........................................  5,139    183,162
    L'Oreal SA........................................  2,649    495,132
    Lafarge SA Sponsored ADR..........................  2,151     31,770
    Lagardere SCA..................................... 15,849    473,989
    Lectra............................................  2,696     39,100
    Legrand SA........................................  6,914    425,329
    LISI..............................................  2,650     71,561
    LVMH Moet Hennessy Louis Vuitton SE...............  3,587    670,980
    Manitou BF SA.....................................    596     11,589
    Mersen............................................  1,125     26,577
    Metropole Television SA...........................  6,946    140,553
    MGI Coutier.......................................    807     13,111
    Montupet..........................................  1,227     94,711
    Natixis SA........................................ 43,915    322,302
#   Naturex...........................................  1,057     83,647
    Neopost SA........................................  4,655    186,989
*   Nexans SA.........................................  6,118    248,900
    Nexity SA.........................................  6,074    267,888
*   NRJ Group.........................................  1,632     15,173
*   Numericable-SFR SAS...............................  1,437     78,490
    Orange SA(684060106)..............................  5,502     90,178
    Orange SA(5176177)................................ 96,048  1,580,014
    Orpea.............................................  3,022    228,072
*   Parrot SA.........................................    756     34,297
    Pernod-Ricard SA..................................  1,452    173,684
*   Peugeot SA........................................ 43,281    865,782
    Plastic Omnium SA................................. 10,990    309,060
    Publicis Groupe SA................................  3,541    267,796
    Publicis Groupe SA ADR............................  2,568     48,638
    Rallye SA.........................................  5,579    164,049
    Renault SA........................................  7,947    731,583
    Rexel SA.......................................... 41,627    655,570
    Rubis SCA.........................................  3,670    263,780
    Safran SA.........................................  7,344    556,020
    Saft Groupe SA....................................  3,778    154,086
    Sanofi............................................ 23,402  2,522,528
    Sanofi ADR........................................ 13,479    727,731
    Sartorius Stedim Biotech..........................    320     99,823
    Savencia SA.......................................    224     14,244
    Schneider Electric SE(B11BPS1)....................    523     36,370
    Schneider Electric SE(4834108).................... 14,278    996,008
    SCOR SE........................................... 17,866    684,633
    SEB SA............................................  3,347    337,822
*   Sequana SA........................................  8,305     44,669

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
FRANCE -- (Continued)
    SES SA............................................   7,309 $   225,865
    Societe BIC SA....................................   1,223     209,416
    Societe d'Edition de Canal +......................   7,333      64,277
    Societe Generale SA...............................  20,844   1,023,471
    Societe Television Francaise 1....................  13,930     239,256
    Sodexo SA.........................................   2,235     208,168
#*  SOITEC............................................  14,337      11,644
*   Solocal Group.....................................  91,638      41,150
    Sopra Steria Group................................   1,557     148,754
*   Ste Industrielle d'Aviation Latecoere SA..........   1,896      19,749
    Stef SA...........................................     949      64,311
#   STMicroelectronics NV(2430025)....................   9,366      72,774
    STMicroelectronics NV(5962332)....................  68,525     535,105
    Suez Environnement Co.............................  12,140     232,677
    Technicolor SA....................................  24,626     194,241
    Technip SA........................................  15,074     856,548
    Technip SA ADR....................................   2,728      38,819
    Teleperformance...................................   5,798     430,085
    Thales SA.........................................   4,238     286,394
    Total SA.......................................... 103,978   5,130,582
#   Total SA Sponsored ADR............................  15,597     768,776
    Trigano SA........................................     359      15,765
*   UBISOFT Entertainment.............................  19,671     382,177
    Valeo SA..........................................   2,738     364,912
    Vallourec SA......................................   5,645      92,380
    Veolia Environnement SA...........................  12,795     285,790
    Veolia Environnement SA ADR.......................   1,217      27,115
    Vicat.............................................   1,762     131,041
    Vilmorin & Cie SA.................................     718      59,722
    Vinci SA..........................................  22,084   1,415,318
    Virbac SA.........................................     382      90,586
    Vivendi SA........................................  21,359     561,247
    Zodiac Aerospace..................................  14,841     442,378
                                                               -----------
TOTAL FRANCE..........................................          53,579,587
                                                               -----------
GERMANY -- (4.9%)
    Aareal Bank AG....................................  11,451     467,166
    Adidas AG.........................................  10,830     886,244
*   ADVA Optical Networking SE........................   5,694      66,174
#*  Aixtron SE........................................   2,985      17,706
    Allianz SE........................................   8,621   1,412,228
    Allianz SE ADR....................................  21,958     360,111
    Amadeus Fire AG...................................     206      20,257
    Aurubis AG........................................   5,494     328,669
    Axel Springer SE..................................   5,166     289,534
    BASF SE...........................................  38,134   3,295,334
    BASF SE Sponsored ADR.............................   1,504     129,720
    Bauer AG..........................................     747      14,262
    Bayer AG..........................................   9,914   1,464,065
    Bayer AG Sponsored ADR............................     273      40,338
    Bayerische Motoren Werke AG.......................  23,610   2,367,509
    BayWa AG..........................................   3,027     112,636
    Bechtle AG........................................   2,201     186,851

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
    Beiersdorf AG.....................................   1,863 $  159,174
    Bertrandt AG......................................     704     87,927
    Bijou Brigitte AG.................................     491     28,346
#   Bilfinger SE......................................   6,621    273,465
    Biotest AG........................................     327      9,162
#   Borussia Dortmund GmbH & Co. KGaA.................   5,419     24,482
    Brenntag AG.......................................   8,532    474,463
    CANCOM SE.........................................   1,441     55,535
#   Carl Zeiss Meditec AG.............................   4,552    128,231
    Cewe Stiftung & Co. KGAA..........................   1,340     77,871
    Comdirect Bank AG.................................   1,776     19,663
*   Commerzbank AG....................................  47,641    616,120
    CompuGroup Medical AG.............................   2,549     80,363
    Continental AG....................................   2,357    526,938
    CTS Eventim AG & Co. KGaA.........................   4,177    157,449
    Daimler AG........................................  41,643  3,725,212
    Deutsche Annington Immobilien SE..................  10,304    321,477
    Deutsche Bank AG(D18190898).......................  25,216    883,064
    Deutsche Bank AG(5750355).........................   7,421    260,698
    Deutsche Boerse AG................................   4,860    441,488
*   Deutsche Lufthansa AG.............................  34,748    472,058
    Deutsche Post AG..................................  14,793    447,123
    Deutsche Telekom AG............................... 147,350  2,664,448
    Deutsche Telekom AG Sponsored ADR.................  13,453    242,154
    Deutsche Wohnen AG................................  21,582    532,474
    Deutz AG..........................................  16,503     96,378
*   Dialog Semiconductor P.L.C........................   7,154    356,784
    DIC Asset AG......................................   4,415     38,632
    DMG Mori AG.......................................   5,877    215,639
    Draegerwerk AG & Co. KGaA.........................     183     14,941
    Drillisch AG......................................   3,571    150,711
    Duerr AG..........................................   1,861    153,186
    E.ON SE...........................................  49,358    651,835
    E.ON SE Sponsored ADR.............................   4,952     65,218
    Elmos Semiconductor AG............................   1,677     30,237
    ElringKlinger AG..................................   5,587    134,564
#*  Evotec AG.........................................   4,045     15,233
    Fielmann AG.......................................   2,391    157,997
    Fraport AG Frankfurt Airport Services Worldwide...   6,217    408,191
    Freenet AG........................................  13,372    458,903
    Fresenius Medical Care AG & Co. KGaA..............   6,500    531,844
    Fresenius Medical Care AG & Co. KGaA ADR..........   1,361     55,665
    Fresenius SE & Co. KGaA...........................  15,523  1,074,129
    Fuchs Petrolub SE.................................   3,050    122,056
    GEA Group AG......................................   6,627    280,427
    Gerresheimer AG...................................   6,375    469,115
#   Gerry Weber International AG......................   4,286    105,550
    Gesco AG..........................................     136     10,609
    GFK SE............................................   2,763    117,942
#   GFT Technologies AG...............................   2,895     71,048
    Grammer AG........................................   2,128     59,586
    Grenkeleasing AG..................................     529     79,013
    Hamburger Hafen und Logistik AG...................   4,639     89,056

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
GERMANY -- (Continued)
    Hannover Rueck SE.................................  2,993 $  317,754
    HeidelbergCement AG...............................  6,580    501,137
#*  Heidelberger Druckmaschinen AG.................... 21,344     54,399
    Henkel AG & Co. KGaA..............................  1,098    110,740
    Hochtief AG.......................................  3,713    324,433
    Hornbach Baumarkt AG..............................  1,172     43,265
    Hugo Boss AG......................................  3,859    465,304
    Indus Holding AG..................................  3,378    166,476
    Infineon Technologies AG.......................... 37,714    423,047
    Infineon Technologies AG ADR...................... 12,612    142,516
    Isra Vision AG....................................    180     10,663
    Jenoptik AG.......................................  8,085    105,713
    K+S AG............................................ 24,980  1,024,932
    KION Group AG..................................... 11,249    515,478
#   Kloeckner & Co. SE................................ 15,593    146,211
*   Koenig & Bauer AG.................................  3,522     80,092
*   Kontron AG........................................ 11,032     43,318
    Krones AG.........................................  1,403    161,745
#   KUKA AG...........................................  2,122    181,589
    KWS Saat SE.......................................    206     66,982
    LANXESS AG........................................ 11,528    665,715
    LEG Immobilien AG.................................  5,637    410,220
    Leoni AG..........................................  5,475    346,903
    Linde AG..........................................  4,863    917,812
#   LPKF Laser & Electronics AG.......................    939      8,294
    MAN SE............................................  1,953    203,641
#*  Manz AG...........................................    566     42,273
    Merck KGaA........................................  1,743    177,375
    Metro AG.......................................... 26,169    823,877
    MLP AG............................................  2,305     10,543
    MTU Aero Engines AG...............................  4,904    451,656
    Muenchener Rueckversicherungs-Gesellschaft AG.....  4,079    749,632
    Nemetschek AG.....................................  1,780     65,855
*   Nordex SE.........................................  4,198    119,567
    Norma Group SE....................................  5,309    256,924
    OHB SE............................................    463      9,532
    Osram Licht AG....................................  9,093    516,559
*   Patrizia Immobilien AG............................  2,702     72,416
    Pfeiffer Vacuum Technology AG.....................  1,354    124,081
#*  PNE Wind AG.......................................  4,743     11,693
    ProSiebenSat.1 Media SE...........................  5,679    290,329
#   Puma SE...........................................    100     18,935
*   QIAGEN NV(2437907)................................ 11,100    310,578
*   QIAGEN NV(5732825)................................  7,380    207,072
    QSC AG............................................ 17,803     35,638
    Rational AG.......................................    316    123,299
    Rheinmetall AG....................................  6,475    352,409
    Rhoen-Klinikum AG.................................  9,064    251,912
    RTL Group SA......................................  1,394    126,686
    RWE AG............................................ 38,632    804,574
    SAF-Holland SA....................................  7,253    109,915
    Salzgitter AG.....................................  7,324    261,471
    SAP SE............................................  8,545    613,899

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------ -----------
GERMANY -- (Continued)
    SAP SE Sponsored ADR...................................  1,405 $   100,696
    Schaltbau Holding AG...................................  1,570      88,412
#*  SGL Carbon SE..........................................  6,318     108,604
    SHW AG.................................................  1,533      68,022
    Siemens AG............................................. 15,212   1,629,905
    Siemens AG Sponsored ADR...............................  5,045     540,168
    Sixt SE................................................  3,014     126,661
#*  SMA Solar Technology AG................................  2,401      79,813
    Software AG............................................  7,570     226,492
    Stada Arzneimittel AG..................................  9,384     361,213
    STRATEC Biomedical AG..................................    582      32,408
    Stroeer SE.............................................  2,214     109,486
    Suedzucker AG.......................................... 13,927     229,702
#*  Suss Microtec AG.......................................  5,350      33,769
    Symrise AG.............................................  3,974     264,219
    TAG Immobilien AG...................................... 11,024     124,608
    Takkt AG...............................................  7,654     146,291
*   Talanx AG..............................................  6,542     208,751
    Telefonica Deutschland Holding AG...................... 27,867     172,834
    ThyssenKrupp AG........................................ 13,866     351,641
*   Tom Tailor Holding AG..................................    901       9,002
    Tomorrow Focus AG......................................  4,368      21,590
    United Internet AG.....................................  7,690     380,082
    Volkswagen AG..........................................  2,068     418,285
#*  Vossloh AG.............................................  1,577     100,249
    VTG AG.................................................  1,163      27,824
    Wacker Chemie AG.......................................  2,612     262,271
    Wacker Neuson SE.......................................  4,283      86,340
    Washtec AG.............................................  2,703      59,371
    Wincor Nixdorf AG......................................  5,516     234,364
    XING AG................................................    327      54,882
    Zeal Network SE........................................    964      50,743
                                                                   -----------
TOTAL GERMANY..............................................         51,268,455
                                                                   -----------
GREECE -- (0.1%)
    Aegean Airlines SA.....................................  1,506       9,776
*   Alpha Bank AE.......................................... 77,742      22,719
    FF Group...............................................  1,384      34,456
    Hellenic Exchanges - Athens Stock Exchange SA..........  3,515      16,358
    Hellenic Petroleum SA..................................  4,268      20,433
    Hellenic Telecommunications Organization SA............  9,041      74,979
*   Intralot SA-Integrated Lottery Systems & Services...... 13,391      24,414
    JUMBO SA...............................................  4,193      30,443
    Metka SA...............................................  1,233       9,805
    Motor Oil Hellas Corinth Refineries SA.................  2,271      20,623
*   Mytilineos Holdings SA.................................  6,360      37,441
*   National Bank of Greece SA............................. 15,529      16,362
    OPAP SA................................................  6,092      48,318
*   Piraeus Bank SA........................................ 58,948      21,410
*   Public Power Corp. SA..................................  4,356      19,894

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
GREECE -- (Continued)
    Titan Cement Co. SA...................................     2,126 $   47,731
                                                                     ----------
TOTAL GREECE..............................................              455,162
                                                                     ----------
HONG KONG -- (2.2%)
    AIA Group, Ltd........................................   212,200  1,382,996
    Allied Properties HK, Ltd.............................    74,000     17,467
*   Apac Resources, Ltd...................................   440,000      6,353
    APT Satellite Holdings, Ltd...........................    73,250     68,260
    Asia Financial Holdings, Ltd..........................     4,000      1,859
    Asia Satellite Telecommunications Holdings, Ltd.......     4,000      8,817
    ASM Pacific Technology, Ltd...........................    30,900    279,942
*   Auto Italia Holdings..................................   475,000     29,934
    Bank of East Asia, Ltd. (The).........................    62,000    251,094
    BOC Hong Kong Holdings, Ltd...........................   167,000    671,573
#   Bonjour Holdings, Ltd.................................   488,000     29,556
    Bright Smart Securities & Commodities Group, Ltd......    62,000     20,217
#*  Brightoil Petroleum Holdings, Ltd.....................   282,000    103,509
*   Burwill Holdings, Ltd.................................   346,000     15,816
    Cafe de Coral Holdings, Ltd...........................    36,000    126,272
    Cathay Pacific Airways, Ltd...........................   126,000    297,812
    Cheung Kong Infrastructure Holdings, Ltd..............    25,000    216,908
*   Cheung Kong Property Holdings, Ltd....................    56,200    468,315
#*  China Energy Development Holdings, Ltd................ 1,658,000     34,369
#*  China Public Procurement, Ltd......................... 1,324,000     27,821
#*  China Smarter Energy Group Holdings, Ltd..............   370,000     54,408
*   China Star Entertainment, Ltd.........................   750,000      7,727
    Chinese Estates Holdings, Ltd.........................    12,000     28,515
    Chow Sang Sang Holdings International, Ltd............    62,000    120,027
#   Chow Tai Fook Jewellery Group, Ltd....................    95,600     93,141
    Chu Kong Shipping Enterprise Group Co., Ltd...........    78,000     24,027
    CITIC Telecom International Holdings, Ltd.............   329,000    150,172
    CK Hutchison Holdings, Ltd............................    66,200    982,638
    CK Life Sciences International Holdings, Inc..........   648,000     64,328
    CLP Holdings, Ltd.....................................    24,000    203,511
    CW Group Holdings, Ltd................................    76,000     37,253
    Dah Sing Banking Group, Ltd...........................    54,400    115,277
    Dah Sing Financial Holdings, Ltd......................    30,400    198,652
    Emperor Capital Group, Ltd............................   180,000     16,488
    Emperor Entertainment Hotel, Ltd......................    50,000     11,281
    Emperor International Holdings, Ltd...................   234,000     49,467
    Emperor Watch & Jewellery, Ltd........................   270,000      9,910
#   Esprit Holdings, Ltd..................................   343,700    329,824
#   Far East Consortium International, Ltd................   263,000    122,824
    FIH Mobile, Ltd.......................................   311,000    162,462
    First Pacific Co., Ltd................................   354,000    283,205
    First Shanghai Investments, Ltd.......................   160,000     29,073
    Future Bright Holdings, Ltd...........................    36,000      5,668
    G-Resources Group, Ltd................................ 2,835,000     83,820
    Galaxy Entertainment Group, Ltd.......................   110,000    505,826
#*  GCL New Energy Holdings, Ltd..........................   128,000      9,059
    Get Nice Holdings, Ltd................................ 1,054,000     46,162

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
HONG KONG -- (Continued)
    Giordano International, Ltd............................   268,000 $136,441
*   Global Brands Group Holding, Ltd....................... 1,006,000  222,933
#   Haitong International Securities Group, Ltd............   220,000  121,375
    Hang Lung Group, Ltd...................................   115,000  519,822
    Hang Lung Properties, Ltd..............................   151,000  433,177
    Hang Seng Bank, Ltd....................................    20,700  424,614
*   Hao Tian Development Group, Ltd........................   390,000   37,805
    Henderson Land Development Co., Ltd....................    35,200  232,714
#   HK Electric Investments & HK Electric Investments,
      Ltd..................................................   184,000  127,688
    HKR International, Ltd.................................    24,000   13,172
    Hong Kong & China Gas Co., Ltd.........................   131,700  269,005
    Hong Kong Aircraft Engineering Co., Ltd................     6,000   59,457
    Hong Kong Exchanges and Clearing, Ltd..................    14,500  393,821
    Hong Kong Ferry Holdings Co., Ltd......................    18,000   25,957
    Hongkong & Shanghai Hotels, Ltd. (The).................    37,000   49,116
    Hopewell Holdings, Ltd.................................    57,500  198,357
#   Hsin Chong Construction Group, Ltd.....................   350,000   41,060
    Hutchison Telecommunications Hong Kong Holdings, Ltd...   354,000  154,761
    Hysan Development Co., Ltd.............................    63,000  270,881
*   Imagi International Holdings, Ltd......................   488,000   11,881
*   iOne Holdings, Ltd.....................................   500,000   27,011
    IT, Ltd................................................    44,000   14,512
    Johnson Electric Holdings, Ltd.........................    58,500  198,198
    K Wah International Holdings, Ltd......................    68,000   37,420
    Kerry Logistics Network, Ltd...........................    68,500  105,941
    Kerry Properties, Ltd..................................    93,500  349,040
#   Kingston Financial Group, Ltd..........................   386,000  140,159
*   Ko Yo Chemical Group, Ltd..............................   568,000   43,119
#   Kowloon Development Co., Ltd...........................    95,000  120,176
    L'Occitane International SA............................    37,000   93,876
    Lai Sun Development Co., Ltd........................... 2,389,000   52,064
    Li & Fung, Ltd.........................................   276,000  213,858
    Lifestyle International Holdings, Ltd..................    89,000  145,115
    Lippo China Resources, Ltd.............................   810,000   32,905
    Liu Chong Hing Investment, Ltd.........................    44,000   55,033
    Luk Fook Holdings International, Ltd...................    62,000  174,008
#*  Macau Legend Development, Ltd..........................   149,000   40,501
    Man Wah Holdings, Ltd..................................   178,400  160,285
*   Mason Financial Holdings, Ltd..........................   840,000   33,077
#   Melco Crown Entertainment, Ltd. ADR....................     3,081   63,561
#   Melco International Development, Ltd...................    94,000  160,521
    MGM China Holdings, Ltd................................    27,200   57,634
#*  Midland Holdings, Ltd..................................    54,000   24,018
#   Miramar Hotel & Investment.............................    23,000   39,817
#*  Mongolian Mining Corp..................................   721,500   22,418
    MTR Corp., Ltd.........................................    47,000  209,243
    NagaCorp, Ltd..........................................   348,000  283,477
    New World Development Co., Ltd.........................   388,429  469,044
#   Newocean Energy Holdings, Ltd..........................   160,000   71,265
    Nexteer Automotive Group, Ltd..........................    73,000   69,170
    NWS Holdings, Ltd......................................   125,639  187,878
    Orient Overseas International, Ltd.....................    32,500  160,989
#   Pacific Basin Shipping, Ltd............................   352,000  121,524

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
HONG KONG -- (Continued)
    Pacific Textiles Holdings, Ltd....................  80,000 $   127,020
#   Paradise Entertainment, Ltd....................... 132,000      30,569
    PCCW, Ltd......................................... 746,000     446,429
    Pico Far East Holdings, Ltd....................... 122,000      36,033
    Playmates Toys, Ltd............................... 132,000      24,669
#   Polytec Asset Holdings, Ltd....................... 110,000      15,174
    Power Assets Holdings, Ltd........................  29,000     272,977
#   Prada SpA.........................................  21,200      97,574
    Regal Hotels International Holdings, Ltd..........  30,000      17,336
#   SA SA International Holdings, Ltd................. 124,000      55,614
    Samsonite International SA........................  75,000     244,572
    Sands China, Ltd..................................  33,200     146,521
    Shangri-La Asia, Ltd.............................. 246,000     316,806
    Shenwan Hongyuan HK, Ltd..........................  60,000      29,912
    Shun Tak Holdings, Ltd............................ 328,000     179,561
    Singamas Container Holdings, Ltd.................. 234,000      38,032
    Sino Land Co., Ltd................................ 136,000     211,373
    Sitoy Group Holdings, Ltd.........................  79,000      42,287
#   SJM Holdings, Ltd................................. 336,000     390,852
    SmarTone Telecommunications Holdings, Ltd.........  57,000     116,295
*   SOCAM Development, Ltd............................  40,000      27,697
    Stella International Holdings, Ltd................  81,500     219,572
#   Sun Hung Kai & Co., Ltd........................... 119,000      79,029
    Sun Hung Kai Properties, Ltd......................  50,000     767,241
    Swire Pacific, Ltd. Class A.......................  29,000     371,772
    Swire Pacific, Ltd. Class B.......................  52,500     123,636
    Swire Properties, Ltd.............................  31,600     101,605
    TAI Cheung Holdings, Ltd..........................  13,000      11,452
    Techtronic Industries Co., Ltd.................... 147,000     519,562
    Television Broadcasts, Ltd........................  65,000     342,538
    Texwinca Holdings, Ltd............................ 108,000     130,590
    Transport International Holdings, Ltd.............   7,600      20,739
    Trinity, Ltd...................................... 262,000      39,839
#*  TSC Group Holdings, Ltd...........................  36,000      10,078
#   Tsui Wah Holdings, Ltd............................ 100,000      30,282
*   United Laboratories International Holdings, Ltd.
      (The)........................................... 116,000      69,899
    Value Partners Group, Ltd.........................  77,000      89,540
    Varitronix International, Ltd.....................  25,000      18,978
    Victory City International Holdings, Ltd.......... 240,000      37,138
    Vitasoy International Holdings, Ltd............... 146,000     219,208
    VST Holdings, Ltd.................................  50,000      17,085
    VTech Holdings, Ltd...............................  15,400     191,586
    Wharf Holdings, Ltd. (The)........................  69,000     437,913
    Wheelock & Co., Ltd...............................  67,000     344,510
#   Wynn Macau, Ltd...................................  60,400     124,563
    Xinyi Glass Holdings, Ltd......................... 378,000     197,240
    Yue Yuen Industrial Holdings, Ltd.................  97,500     317,363
                                                               -----------
TOTAL HONG KONG.......................................          23,224,790
                                                               -----------
HUNGARY -- (0.1%)
*   Magyar Telekom Telecommunications P.L.C...........  51,954      75,243
    MOL Hungarian Oil & Gas P.L.C.....................   4,402     231,887

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
HUNGARY -- (Continued)
    OTP Bank P.L.C....................................   8,474 $173,661
    Richter Gedeon Nyrt...............................   7,527  120,932
                                                               --------
TOTAL HUNGARY.........................................          601,723
                                                               --------
INDIA -- (2.1%)
    Aarti Industries..................................   3,188   20,701
    ABB India, Ltd....................................   1,147   24,784
    ACC, Ltd..........................................   3,110   67,251
    Adani Enterprises, Ltd............................   4,758    6,448
    Adani Ports & Special Economic Zone, Ltd..........  12,691   64,358
*   Adani Power, Ltd..................................  85,596   36,551
*   Adani Transmissions, Ltd..........................   4,758    2,048
    Aditya Birla Nuvo, Ltd............................   5,896  201,073
    Aegis Logistics, Ltd..............................   2,516   34,433
    AIA Engineering, Ltd..............................   3,716   57,525
    Ajanta Pharma, Ltd................................   1,778   43,508
    Alembic Pharmaceuticals, Ltd......................   3,829   42,742
    Allahabad Bank....................................  15,726   22,488
    Alstom T&D India, Ltd.............................   3,174   27,823
    Amara Raja Batteries, Ltd.........................   8,132  111,620
    Ambuja Cements, Ltd...............................  59,402  215,834
    Amtek Auto, Ltd...................................  25,857   67,875
    Andhra Bank.......................................  18,338   21,159
    Apollo Hospitals Enterprise, Ltd..................   5,084  108,171
    Apollo Tyres, Ltd.................................  43,387  136,877
*   Arvind Infrastructure, Ltd........................   2,265       --
    Arvind, Ltd.......................................  22,650  112,003
    Ashok Leyland, Ltd................................ 112,751  148,586
    Ashoka Buildcon, Ltd..............................   6,033   17,349
    Asian Paints, Ltd.................................   7,814  107,564
    Atul, Ltd.........................................     570   11,310
    Aurobindo Pharma, Ltd.............................  23,382  275,964
    Axis Bank, Ltd....................................  28,206  252,672
    Bajaj Auto, Ltd...................................   3,726  146,561
    Bajaj Corp., Ltd..................................   3,402   24,211
    Bajaj Finance, Ltd................................     738   63,006
    Bajaj Finserv, Ltd................................   3,187   91,719
    Bajaj Holdings & Investment, Ltd..................   3,001   68,454
    Balkrishna Industries, Ltd........................   5,573   59,005
    Bank of India.....................................  18,545   47,359
    BASF India, Ltd...................................     645   11,937
    Bata India, Ltd...................................   2,138   39,823
    BEML, Ltd.........................................   1,797   42,518
    Berger Paints India, Ltd..........................   9,104   30,840
    Bharat Forge, Ltd.................................   6,869  122,822
    Bharat Heavy Electricals, Ltd.....................  29,990  130,033
    Bharat Petroleum Corp., Ltd.......................   6,620   96,344
    Bharti Airtel, Ltd................................  57,155  373,641
    Biocon, Ltd.......................................   6,928   49,362
    Blue Dart Express, Ltd............................     178   19,430
*   Bosch, Ltd........................................     121   46,980
    Britannia Industries, Ltd.........................     807   39,701
    Cadila Healthcare, Ltd............................   3,039   89,725

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Cairn India, Ltd..................................  35,913 $ 96,740
    Canara Bank.......................................  14,071   60,450
    Castex Technologies, Ltd..........................   4,714   13,023
    CCL Products India, Ltd...........................   8,913   33,734
    Ceat, Ltd.........................................   5,780   82,617
    Century Textiles & Industries, Ltd................   4,212   46,208
    CESC, Ltd.........................................   8,820   77,595
    Chambal Fertilizers and Chemicals, Ltd............  25,062   23,616
    Cipla, Ltd........................................  12,262  135,518
    City Union Bank, Ltd..............................  17,215   27,164
    Colgate-Palmolive India, Ltd......................   3,128   96,073
    Coromandel International, Ltd.....................   3,980   15,008
    Cox & Kings, Ltd..................................  12,479   56,796
    Credit Analysis & Research, Ltd...................   1,440   31,855
    CRISIL, Ltd.......................................   1,500   47,703
    Crompton Greaves, Ltd.............................  51,113  146,961
    Cummins India, Ltd................................   2,779   43,357
    Cyient, Ltd.......................................   4,227   35,858
    Dabur India, Ltd..................................  27,538  126,227
*   DCB Bank, Ltd.....................................  19,927   40,906
*   DEN Networks, Ltd.................................   5,876   14,840
    Dena Bank.........................................  28,299   19,979
    Dewan Housing Finance Corp., Ltd..................  13,054   98,015
*   Dish TV India, Ltd................................  41,404   74,763
    Divi's Laboratories, Ltd..........................   3,749  114,799
    DLF, Ltd..........................................  46,963   84,204
    Dr Reddy's Laboratories, Ltd......................   4,951  316,203
    Dr Reddy's Laboratories, Ltd. ADR.................   2,000  128,700
    eClerx Services, Ltd..............................   2,502   57,827
    Edelweiss Financial Services, Ltd.................  40,880   41,696
    Eicher Motors, Ltd................................     315   93,783
    EID Parry India, Ltd..............................   5,158   11,945
    EIH, Ltd..........................................   6,806   11,943
    Emami, Ltd........................................   2,892   58,847
    Engineers India, Ltd..............................  13,607   51,406
    Eveready Industries India, Ltd....................   7,458   38,371
    Exide Industries, Ltd.............................  27,481   62,525
    Federal Bank, Ltd................................. 121,056  127,333
    Finolex Cables, Ltd...............................   6,184   24,576
    Finolex Industries, Ltd...........................   5,219   22,453
*   Fortis Healthcare, Ltd............................  18,527   55,063
    Future Retail, Ltd................................  16,006   30,661
    GAIL India, Ltd...................................  37,833  209,341
    Gateway Distriparks, Ltd..........................  14,269   82,651
    GlaxoSmithKline Consumer Healthcare, Ltd..........     677   66,510
    GlaxoSmithKline Pharmaceuticals, Ltd..............     766   42,288
    Glenmark Pharmaceuticals, Ltd.....................   8,052  126,508
    Global Offshore Services, Ltd.....................   1,860   17,791
    GMR Infrastructure, Ltd........................... 162,211   35,623
    Godrej Consumer Products, Ltd.....................   6,946  148,715
    Godrej Properties, Ltd............................   5,413   22,626
    Great Eastern Shipping Co., Ltd. (The)............   4,317   23,406
    Gruh Finance, Ltd.................................   6,817   26,053

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Gujarat Fluorochemicals, Ltd......................   1,680 $ 18,559
    Gujarat Gas, Ltd..................................   2,031   23,551
*   Gujarat Pipavav Port, Ltd.........................  18,330   67,243
    Gujarat State Petronet, Ltd.......................  18,015   36,312
*   Hathway Cable & Datacom, Ltd......................  11,847    9,231
    Havells India, Ltd................................  16,399   71,215
    HCL Technologies, Ltd.............................  24,532  382,788
    Hero MotoCorp, Ltd................................   3,196  133,889
    Hexaware Technologies, Ltd........................  19,477   86,985
*   Himachal Futuristic Communications, Ltd...........  98,725   20,355
    Hindalco Industries, Ltd.......................... 114,845  188,120
    Hindustan Petroleum Corp., Ltd....................   3,101   44,706
    Hindustan Unilever, Ltd...........................  10,633  152,926
*   Housing Development & Infrastructure, Ltd.........  36,294   48,568
    HSIL, Ltd.........................................   2,118    9,902
    ICICI Bank, Ltd...................................  46,993  221,211
    ICICI Bank, Ltd. Sponsored ADR....................  25,500  256,785
    IDBI Bank, Ltd....................................  65,612   67,097
    Idea Cellular, Ltd................................  78,326  211,515
    IIFL Holdings, Ltd................................   4,297   13,145
    IL&FS Transportation Networks, Ltd................   3,642    8,423
*   India Cements, Ltd. (The).........................  23,188   33,474
    Indiabulls Housing Finance, Ltd...................  20,351  234,575
    Indian Bank.......................................  10,068   20,776
*   Indian Hotels Co., Ltd............................  40,918   60,085
    Indian Oil Corp., Ltd.............................   5,003   33,905
    Indraprastha Gas, Ltd.............................   2,829   21,396
    Infosys, Ltd......................................  49,487  833,515
    Infosys, Ltd. Sponsored ADR.......................  28,800  487,008
    Ipca Laboratories, Ltd............................   8,637   91,127
    IRB Infrastructure Developers, Ltd................  21,048   80,491
    ITC, Ltd..........................................  51,264  260,245
    Jain Irrigation Systems, Ltd......................  54,171   62,836
*   Jaiprakash Associates, Ltd........................ 152,333   22,903
    Jammu & Kashmir Bank, Ltd. (The)..................  26,142   42,701
    Jindal Saw, Ltd...................................  21,288   25,292
    Jindal Steel & Power, Ltd.........................  71,180   87,205
    JK Cement, Ltd....................................   1,370   14,436
    JK Lakshmi Cement, Ltd............................   4,304   22,597
    JM Financial, Ltd.................................  49,421   40,144
    JSW Energy, Ltd...................................  81,594  106,939
    JSW Steel, Ltd....................................  12,294  159,172
*   Jubilant Foodworks, Ltd...........................   1,023   29,259
    Jubilant Life Sciences, Ltd.......................   9,788   40,051
    Just Dial, Ltd....................................   1,130   19,117
    Kajaria Ceramics, Ltd.............................   4,430   51,357
    Kalpataru Power Transmission, Ltd.................   4,609   19,535
    Kansai Nerolac Paints, Ltd........................  17,289   68,843
    Karnataka Bank, Ltd. (The)........................  13,332   29,121
    Karur Vysya Bank, Ltd. (The)......................   6,981   51,880
    Kaveri Seed Co., Ltd..............................   6,312   73,213
    KEC International, Ltd............................  17,641   39,998
    Kitex Garments, Ltd...............................   2,547   30,825

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
INDIA -- (Continued)
    Kotak Mahindra Bank, Ltd.......................... 15,898 $172,486
    KPIT Technologies, Ltd............................ 33,207   57,609
    KRBL, Ltd.........................................  7,138   20,864
    L&T Finance Holdings, Ltd......................... 68,738   75,933
    Lakshmi Machine Works, Ltd........................    197   11,027
    Larsen & Toubro, Ltd..............................  7,587  211,678
    LIC Housing Finance, Ltd.......................... 27,904  216,953
    Lupin, Ltd........................................  2,776   73,526
    Mahindra & Mahindra, Ltd.......................... 25,627  542,394
*   Mahindra CIE Automotive, Ltd...................... 10,826   43,987
*   Mangalore Refinery & Petrochemicals, Ltd.......... 17,074   19,270
    Marico, Ltd.......................................  4,420   30,194
    Marksans Pharma, Ltd.............................. 42,845   69,512
    MAX India, Ltd.................................... 14,297  121,567
    McLeod Russel India, Ltd..........................  7,394   26,071
    MindTree, Ltd.....................................  6,692  134,010
    Motherson Sumi Systems, Ltd.(6743990).............  9,828   53,164
    Motherson Sumi Systems, Ltd.()....................  4,914   26,628
    Mphasis, Ltd......................................  5,354   35,188
    MRF, Ltd..........................................    203  129,458
    Muthoot Finance, Ltd.............................. 10,921   33,864
    Natco Pharma, Ltd.................................  1,282   46,347
    National Aluminium Co., Ltd....................... 41,903   23,152
    NCC, Ltd.......................................... 49,485   63,338
    Nestle India, Ltd.................................    561   55,535
    NHPC, Ltd......................................... 78,532   23,196
    NIIT Technologies, Ltd............................  2,165   16,295
*   Nirvikara Paper Mills, Ltd........................    619      726
    NTPC, Ltd......................................... 37,544   79,323
    Oberoi Realty, Ltd................................  7,110   29,074
    Oil & Natural Gas Corp., Ltd...................... 12,713   54,025
    Oil India, Ltd....................................  4,587   30,967
    Oracle Financial Services Software, Ltd...........  1,158   72,909
    Oriental Bank of Commerce.........................  8,659   23,022
    Page Industries, Ltd..............................    332   71,352
    PC Jeweller, Ltd..................................  6,560   46,941
    Persistent Systems, Ltd...........................  5,160   53,497
    Petronet LNG, Ltd................................. 24,421   73,311
    Pfizer, Ltd.......................................    993   34,049
    Phoenix Mills, Ltd. (The).........................    654    3,755
    PI Industries, Ltd................................  3,140   32,128
    Pidilite Industries, Ltd..........................  3,370   29,290
    Polaris Consulting & Services Ltd................. 14,624   43,533
    Power Finance Corp., Ltd.......................... 17,119   65,672
    Procter & Gamble Hygiene & Health Care, Ltd.......    289   28,603
    PTC India Financial Services, Ltd................. 26,026   17,294
    PTC India, Ltd.................................... 23,685   25,456
    PVR, Ltd..........................................  2,115   27,819
    Rallis India, Ltd.................................  6,162   20,890
    Ramco Cements, Ltd. (The).........................  5,185   28,841
    Raymond, Ltd......................................  3,375   24,889
    Redington India, Ltd.............................. 26,277   48,334
*   Reliance Communications, Ltd...................... 99,234  108,837

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Reliance Industries, Ltd..........................  31,076 $485,046
    Reliance Infrastructure, Ltd......................   9,091   58,507
*   Reliance Power, Ltd...............................  81,909   54,271
    Repco Home Finance, Ltd...........................   2,320   24,832
    Rural Electrification Corp., Ltd..................  38,904  164,337
    Sadbhav Engineering, Ltd..........................   8,327   41,509
    Sanofi India, Ltd.................................     803   53,701
    Shree Cement, Ltd.................................     484   86,744
    Shriram City Union Finance, Ltd...................     312    8,509
    Shriram Transport Finance Co., Ltd................  15,028  209,992
    Siemens, Ltd......................................   3,779   85,787
    Sintex Industries, Ltd............................  50,687   91,531
    SKF India, Ltd....................................   1,125   22,671
    Sobha, Ltd........................................   8,675   47,389
    South Indian Bank, Ltd. (The)..................... 100,554   35,802
    SRF, Ltd..........................................   3,243   69,710
    State Bank of Bikaner & Jaipur....................   1,703   14,161
    State Bank of India...............................  35,091  147,221
    Sterlite Technologies, Ltd........................  27,832   44,108
    Strides Arcolab, Ltd..............................   2,205   43,652
    Sun Pharmaceutical Industries, Ltd................  14,187  181,644
    Sun TV Network, Ltd...............................  10,900   57,149
    Sundram Fasteners, Ltd............................   7,498   20,698
    Supreme Industries, Ltd...........................   4,157   40,389
    Syndicate Bank....................................  34,104   50,417
    Tata Chemicals, Ltd...............................   8,831   67,448
    Tata Communications, Ltd..........................   9,103   63,801
    Tata Consultancy Services, Ltd....................   5,035  197,056
    Tata Global Beverages, Ltd........................  61,164  133,412
*   Tata Motors, Ltd..................................  47,252  282,736
    Tata Motors, Ltd. Sponsored ADR...................   2,004   59,439
    Tata Power Co., Ltd...............................  34,241   36,519
    Tata Steel, Ltd...................................  37,954  145,585
    Tech Mahindra, Ltd................................  21,439  176,805
    Thermax, Ltd......................................   1,932   31,396
    Torrent Pharmaceuticals, Ltd......................   3,293   73,733
    Torrent Power, Ltd................................   9,302   21,246
    Tube Investments of India, Ltd....................   7,371   45,501
*   TV18 Broadcast, Ltd............................... 116,727   67,570
    TVS Motor Co., Ltd................................  26,131   96,813
    UCO Bank..........................................  23,089   18,920
    Ultratech Cement, Ltd.............................   1,288   63,188
    Union Bank of India...............................  18,358   50,211
*   Unitech, Ltd...................................... 180,960   21,271
    United Breweries, Ltd.............................   1,689   27,781
*   United Spirits, Ltd...............................   1,729  100,060
    UPL, Ltd..........................................  41,445  345,468
    V-Guard Industries, Ltd...........................     972   14,437
    VA Tech Wabag, Ltd................................   5,375   64,156
    Vakrangee, Ltd....................................  14,670   37,916
    Vedanta Ltd.......................................  51,635  104,441
    Vedanta, Ltd. ADR.................................   3,300   26,565
    Videocon Industries, Ltd..........................  10,510   25,287

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Vijaya Bank..........................................    32,029 $    20,403
    Voltas, Ltd..........................................     9,676      47,967
    WABCO India, Ltd.....................................       144      13,539
    Welspun Corp., Ltd...................................     9,813      22,428
    Welspun India, Ltd...................................     4,575      63,813
*   Whirlpool of India, Ltd..............................     2,149      24,957
    Wipro, Ltd...........................................    20,563     183,174
    Wockhardt, Ltd.......................................     1,369      33,554
    Yes Bank, Ltd........................................    24,624     318,142
    Zee Entertainment Enterprises, Ltd...................    46,659     290,825
    Zensar Technologies, Ltd.............................     1,374      20,391
                                                                    -----------
TOTAL INDIA..............................................            21,663,102
                                                                    -----------
INDONESIA -- (0.5%)
    Ace Hardware Indonesia Tbk PT........................ 1,006,800      47,588
    Adaro Energy Tbk PT.................................. 1,894,300      82,580
    Adhi Karya Persero Tbk PT............................   245,900      41,765
    Agung Podomoro Land Tbk PT........................... 1,187,400      32,451
    AKR Corporindo Tbk PT................................    63,500      26,974
    Alam Sutera Realty Tbk PT............................ 2,067,100      77,043
*   Aneka Tambang Persero Tbk PT.........................   635,300      22,266
    Astra Agro Lestari Tbk PT............................    47,000      69,709
    Astra International Tbk PT...........................   304,200     149,378
    Bank Bukopin Tbk PT..................................   264,800      12,227
    Bank Central Asia Tbk PT.............................   211,800     205,014
    Bank Danamon Indonesia Tbk PT........................   388,100     120,487
    Bank Mandiri Persero Tbk PT..........................   272,200     191,104
    Bank Negara Indonesia Persero Tbk PT.................   300,000     105,441
*   Bank Pan Indonesia Tbk PT............................   246,700      19,398
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT.............................................   584,800      34,814
    Bank Rakyat Indonesia Persero Tbk PT.................   512,200     378,399
    Bank Tabungan Negara Persero Tbk PT.................. 1,284,600     111,038
*   Bumi Resources Tbk PT................................ 1,619,600       5,983
    Bumi Serpong Damai Tbk PT............................   744,700      98,396
    Charoen Pokphand Indonesia Tbk PT....................   472,500      88,439
    Ciputra Development Tbk PT........................... 1,004,000      77,860
    Ciputra Property Tbk PT..............................   686,500      26,870
    Ciputra Surya Tbk PT.................................    66,600      13,296
    Citra Marga Nusaphala Persada Tbk PT.................    93,375      13,803
    Dharma Satya Nusantara Tbk PT........................   106,900      25,295
    Eagle High Plantations Tbk PT........................ 1,350,700      38,880
    Elnusa Tbk PT........................................   496,100      14,137
*   Energi Mega Persada Tbk PT........................... 4,468,500      18,473
    Gajah Tunggal Tbk PT.................................   151,400       8,392
*   Garuda Indonesia Persero Tbk PT......................   490,400      15,831
    Global Mediacom Tbk PT............................... 1,032,200      94,886
    Gudang Garam Tbk PT..................................    18,500      67,653
*   Hanson International Tbk PT.......................... 1,584,900      83,729
    Harum Energy Tbk PT..................................    80,800       5,945
    Holcim Indonesia Tbk PT..............................    99,300      10,422
    Indo Tambangraya Megah Tbk PT........................    70,900      50,835
    Indocement Tunggal Prakarsa Tbk PT...................    73,800     109,087
    Indofood Sukses Makmur Tbk PT........................   492,900     222,106

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
INDONESIA -- (Continued)
*   Indosat Tbk PT....................................    50,400 $   16,019
    Intiland Development Tbk PT....................... 1,133,300     47,285
    Japfa Comfeed Indonesia Tbk PT....................   607,300     19,736
    Jasa Marga Persero Tbk PT.........................   147,100     62,254
    Kalbe Farma Tbk PT................................   445,600     57,428
    Kawasan Industri Jababeka Tbk PT.................. 1,286,480     24,515
*   Lippo Cikarang Tbk PT.............................    87,500     53,665
    Lippo Karawaci Tbk PT............................. 2,056,100    175,443
    Malindo Feedmill Tbk PT...........................    61,700      6,172
    Matahari Putra Prima Tbk PT.......................    97,200     20,827
    Mayora Indah Tbk PT...............................    14,600     29,982
    Medco Energi Internasional Tbk PT.................   164,500     31,242
    Media Nusantara Citra Tbk PT......................   320,000     48,338
    Mitra Adiperkasa Tbk PT...........................   106,100     36,445
    MNC Investama Tbk PT.............................. 3,761,300     79,488
    Modernland Realty Tbk PT.......................... 1,521,100     55,624
    Multipolar Tbk PT................................. 1,112,700     48,067
*   Nusantara Infrastructure Tbk PT................... 1,616,300     21,020
    Pakuwon Jati Tbk PT............................... 3,127,600     95,845
    Pan Brothers Tbk PT...............................   858,500     41,881
*   Panin Financial Tbk PT............................ 3,099,900     62,513
    Pembangunan Perumahan Persero Tbk PT..............   218,900     63,079
    Perusahaan Gas Negara Persero Tbk PT..............   195,600     57,782
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT..........................................   572,300     57,241
    Ramayana Lestari Sentosa Tbk PT...................   579,100     29,919
    Salim Ivomas Pratama Tbk PT.......................   297,800     11,768
    Semen Indonesia Persero Tbk PT....................   198,900    148,404
*   Sentul City Tbk PT................................ 4,119,800     26,480
    Sri Rejeki Isman Tbk PT........................... 1,070,100     37,171
*   Sugih Energy Tbk PT............................... 2,199,900     64,726
    Summarecon Agung Tbk PT...........................   747,100     95,985
    Surya Citra Media Tbk PT..........................   280,300     61,101
    Surya Semesta Internusa Tbk PT....................   504,900     29,465
    Tambang Batubara Bukit Asam Persero Tbk PT........   132,500     58,731
    Telekomunikasi Indonesia Persero Tbk PT...........   288,300     62,567
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     3,000    129,030
    Tiga Pilar Sejahtera Food Tbk.....................   264,900     37,655
    Timah Persero Tbk PT..............................   584,000     26,143
    Tiphone Mobile Indonesia Tbk PT...................   246,200     17,732
    Total Bangun Persada Tbk PT.......................   116,600      7,060
    Tower Bersama Infrastructure Tbk PT...............    84,400     52,266
    Unilever Indonesia Tbk PT.........................    21,600     63,872
    United Tractors Tbk PT............................   222,600    332,046
    Vale Indonesia Tbk PT.............................   288,100     41,643
*   Visi Media Asia Tbk PT............................   972,200     32,700
    Waskita Karya Persero Tbk PT......................   100,723     13,190
    Wijaya Karya Persero Tbk PT.......................   300,100     58,815
*   XL Axiata Tbk PT..................................   480,500    105,185
                                                                 ----------
TOTAL INDONESIA.......................................            5,573,539
                                                                 ----------
IRELAND -- (0.4%)
*   Bank of Ireland................................... 1,128,050    473,763
*   Bank of Ireland Sponsored ADR.....................     2,145     35,929

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
IRELAND -- (Continued)
    C&C Group P.L.C...................................  24,281 $   94,433
    CRH P.L.C.........................................   6,006    177,638
    CRH P.L.C. Sponsored ADR..........................  39,017  1,159,195
    Dragon Oil P.L.C..................................   9,600    108,897
    FBD Holdings P.L.C................................   1,392     11,699
    Fyffes P.L.C......................................   8,249     12,690
    Glanbia P.L.C.....................................  13,799    287,743
    Irish Continental Group P.L.C.....................  11,732     56,337
    Kerry Group P.L.C. Class A........................   4,624    351,379
    Kingspan Group P.L.C..............................  21,447    540,187
    Paddy Power P.L.C.................................   3,574    319,132
    Smurfit Kappa Group P.L.C.........................  27,651    831,542
                                                               ----------
TOTAL IRELAND.........................................          4,460,564
                                                               ----------
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd....................   8,961      6,910
*   Airport City, Ltd.................................   4,485     48,318
    Amot Investments, Ltd.............................   9,687     30,369
    Azrieli Group.....................................   2,950    122,473
    Bank Hapoalim BM..................................  48,163    267,789
*   Bank Leumi Le-Israel BM...........................  64,815    282,672
    Bayside Land Corp.................................     103     32,431
    Bezeq The Israeli Telecommunication Corp., Ltd....  94,872    174,967
*   Cellcom Israel, Ltd...............................   3,989     24,775
*   Clal Insurance Enterprises Holdings, Ltd..........   3,825     66,605
    Delek Automotive Systems, Ltd.....................   5,021     55,904
    Delek Group, Ltd..................................     304     89,777
    Delta-Galil Industries, Ltd.......................   2,000     65,980
    Elbit Systems, Ltd................................   1,672    138,044
*   Energix-Renewable Energies, Ltd...................       1          1
*   EZchip Semiconductor, Ltd.........................   4,327     71,395
    First International Bank Of Israel, Ltd...........   7,186    103,178
    Frutarom Industries, Ltd..........................   2,673    112,734
    Harel Insurance Investments & Financial Services,
      Ltd.............................................  24,436    120,685
    Israel Chemicals, Ltd.............................  10,163     70,331
*   Israel Discount Bank, Ltd. Class A................ 148,658    300,211
    Ituran Location and Control, Ltd..................   1,615     41,227
*   Jerusalem Oil Exploration.........................   1,126     49,229
    Melisron, Ltd.....................................   1,951     70,725
    Menorah Mivtachim Holdings, Ltd...................   1,497     15,778
    Migdal Insurance & Financial Holding, Ltd.........  68,404     81,041
    Mizrahi Tefahot Bank, Ltd.........................  19,570    251,080
    NICE Systems, Ltd. Sponsored ADR..................   1,052     67,917
*   Nitsba Holdings 1995, Ltd.........................   2,694     50,343
*   Nova Measuring Instruments, Ltd...................   3,364     41,462
#*  Oil Refineries, Ltd............................... 247,057    102,003
    Osem Investments, Ltd.............................   3,789     80,578
*   Partner Communications Co., Ltd...................   2,265      9,808
    Paz Oil Co., Ltd..................................     996    160,599
    Phoenix Holdings, Ltd. (The)......................   3,719     11,094
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................     345     16,461
    Shikun & Binui, Ltd...............................  20,668     48,411
#*  Shufersal, Ltd....................................  18,483     50,440

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
ISRAEL -- (Continued)
*   Strauss Group, Ltd................................   1,894 $   29,850
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR  30,521  2,106,559
*   Tower Semiconductor, Ltd..........................   3,956     52,457
                                                               ----------
TOTAL ISRAEL..........................................          5,522,610
                                                               ----------
ITALY -- (2.1%)
    A2A SpA........................................... 123,522    157,697
    ACEA SpA..........................................   6,308     83,149
#   Amplifon SpA......................................   8,820     73,947
    Ansaldo STS SpA...................................   5,128     53,067
*   Arnoldo Mondadori Editore SpA.....................  29,283     33,862
    Ascopiave SpA.....................................  12,848     30,907
    Assicurazioni Generali SpA........................  16,720    329,505
    Astaldi SpA.......................................  10,255     98,697
    Atlantia SpA......................................  12,226    326,485
*   Autogrill SpA.....................................  15,863    143,232
    Azimut Holding SpA................................   9,347    233,466
*   Banca Carige SpA..................................  49,920     95,142
    Banca Generali SpA................................   6,192    203,576
    Banca IFIS SpA....................................   4,181    104,230
*   Banca Monte dei Paschi di Siena SpA...............  51,953    103,243
    Banca Popolare dell'Emilia Romagna SC.............  83,406    734,246
#*  Banca Popolare dell'Etruria e del Lazio SC........  17,542      8,425
    Banca Popolare di Milano Scarl.................... 663,292    717,444
    Banca Popolare di Sondrio SCARL...................  65,543    333,499
*   Banco Popolare SC.................................  52,824    914,597
    Brembo SpA........................................   3,148    141,920
#   Brunello Cucinelli SpA............................     549     10,348
    Buzzi Unicem SpA..................................  10,666    182,084
    Cementir Holding SpA..............................  11,029     74,008
*   CIR-Compagnie Industriali Riunite SpA.............  59,681     63,484
    CNH Industrial NV.................................  28,199    253,073
    Credito Emiliano SpA..............................  11,588     97,685
*   Credito Valtellinese SC........................... 214,484    305,742
    Danieli & C Officine Meccaniche SpA...............   1,672     35,173
    Datalogic SpA.....................................   2,705     39,420
    Davide Campari-Milano SpA.........................  16,885    135,108
    De' Longhi........................................   4,219    102,825
    DiaSorin SpA......................................   1,884     86,537
    Ei Towers SpA.....................................   1,087     69,822
    Enel Green Power SpA.............................. 187,557    389,607
    Enel SpA..........................................  81,980    385,220
    Engineering SpA...................................     921     58,933
    Eni SpA........................................... 131,018  2,292,895
    Eni SpA Sponsored ADR.............................   5,745    201,075
    ERG SpA...........................................   9,927    128,443
    Esprinet SpA......................................   5,365     47,386
    Falck Renewables SpA..............................  12,497     16,361
*   Fiat Chrysler Automobiles NV......................  87,432  1,375,333
*   Finmeccanica SpA..................................  36,847    530,934
*   Geox SpA..........................................   3,466     14,058
*   Gruppo Editoriale L'Espresso SpA..................  14,130     16,000
    Hera SpA..........................................  59,049    148,945

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
ITALY -- (Continued)
    Industria Macchine Automatiche SpA................   1,396 $    72,282
    Interpump Group SpA...............................   5,712      97,039
    Intesa Sanpaolo SpA............................... 301,585   1,161,142
    Iren SpA..........................................  53,471      77,854
    Italcementi SpA...................................  14,743     162,967
    Italmobiliare SpA.................................   1,153      47,466
    Luxottica Group SpA...............................   2,626     190,429
    Luxottica Group SpA Sponsored ADR.................     341      24,627
#*  Maire Tecnimont SpA...............................  18,339      63,146
    MARR SpA..........................................   3,259      60,269
    Mediaset SpA......................................  64,954     328,900
    Mediobanca SpA....................................  65,420     712,948
    Mediolanum SpA....................................  17,920     143,463
    Moncler SpA.......................................   7,997     162,496
    Parmalat SpA......................................  24,247      63,792
#   Piaggio & C SpA...................................  21,126      67,268
    Pirelli & C. SpA..................................  11,602     191,828
    Prysmian SpA......................................  18,382     422,066
    Recordati SpA.....................................   8,627     214,863
    Reply SpA.........................................     615      69,400
*   Safilo Group SpA..................................   7,604      96,465
#*  Saipem SpA........................................  39,212     342,193
    Salini Impregilo SpA..............................  38,458     183,504
    Salvatore Ferragamo SpA...........................   4,057     128,305
*   Saras SpA.........................................  16,693      37,687
    SAVE SpA..........................................     741      10,623
    Snam SpA..........................................  47,902     235,719
    Societa Cattolica di Assicurazioni SCRL...........  27,152     222,098
    Societa Iniziative Autostradali e Servizi SpA.....  10,286     121,024
*   Sorin SpA.........................................  37,686     108,966
*   Telecom Italia SpA................................ 806,678   1,068,934
#*  Telecom Italia SpA Sponsored ADR..................   8,643     114,088
    Tenaris SA(7538515)...............................   1,680      21,236
    Tenaris SA(2167367)...............................   1,289      32,418
    Terna Rete Elettrica Nazionale SpA................  81,425     379,756
    Tod's SpA.........................................   1,099     111,020
    UniCredit SpA..................................... 145,999     968,162
    Unione di Banche Italiane SCPA.................... 100,570     815,696
    Unipol Gruppo Finanziario SpA.....................  55,345     296,570
    UnipolSai SpA..................................... 130,882     340,100
    Vittoria Assicurazioni SpA........................   1,833      20,336
*   World Duty Free SpA...............................  10,520     117,701
*   Yoox SpA..........................................   4,825     163,054
                                                               -----------
TOTAL ITALY...........................................          22,250,735
                                                               -----------
JAPAN -- (16.5%)
    77 Bank, Ltd. (The)...............................  39,000     253,729
#   ABC-Mart, Inc.....................................   1,300      78,055
    Accordia Golf Co., Ltd............................  11,000     115,950
#   Achilles Corp.....................................  36,000      44,691
    Adastria Co., Ltd.................................   2,900     140,142
    ADEKA Corp........................................  12,100     156,279
    Aderans Co., Ltd..................................   4,900      39,671

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   Advantest Corp....................................  10,100 $   88,275
    Aeon Co., Ltd.....................................  74,124  1,132,671
    Aeon Delight Co., Ltd.............................   2,500     81,208
    Aeon Fantasy Co., Ltd.............................   2,400     36,859
    Aeon Mall Co., Ltd................................   2,400     45,075
    Ahresty Corp......................................   5,200     40,116
#   Ai Holdings Corp..................................   2,600     42,089
    Aica Kogyo Co., Ltd...............................   5,200    115,798
    Aichi Bank, Ltd. (The)............................   1,200     67,207
    Aichi Corp........................................   6,000     36,222
    Aichi Steel Corp..................................  24,000    105,068
    Aida Engineering, Ltd.............................   7,200     68,934
    Ain Pharmaciez, Inc...............................   1,600     75,935
    Air Water, Inc....................................  13,000    225,512
    Aisan Industry Co., Ltd...........................   6,400     58,887
    Aisin Seiki Co., Ltd..............................  16,400    664,838
    Ajinomoto Co., Inc................................  11,000    252,972
#   Akebono Brake Industry Co., Ltd...................  24,300     73,086
    Akita Bank, Ltd. (The)............................  29,000     89,078
    Alamos Gold Inc. Class A Sponsored ADR............     400    103,900
#   Alconix Corp......................................   2,000     31,060
    Alfresa Holdings Corp.............................  15,000    251,209
#   Alpen Co., Ltd....................................   4,000     63,132
    Alpine Electronics, Inc...........................   7,300    120,270
    Alps Electric Co., Ltd............................   7,500    236,393
    Amada Holdings Co., Ltd...........................  29,500    288,954
    Amano Corp........................................   9,100    126,590
    Amiyaki Tei Co., Ltd..............................     600     24,052
    Amuse, Inc........................................   1,200     39,140
    ANA Holdings, Inc.................................  27,000     85,976
    Anest Iwata Corp..................................   4,400     27,946
    Anritsu Corp......................................  18,500    132,469
    AOKI Holdings, Inc................................   7,100     91,669
    Aomori Bank, Ltd. (The)...........................  29,000     92,589
    Aoyama Trading Co., Ltd...........................   4,900    194,665
    Aozora Bank, Ltd..................................  21,000     80,581
    Arakawa Chemical Industries, Ltd..................   3,500     41,144
    Arata Corp........................................   1,000     16,625
    Arcland Sakamoto Co., Ltd.........................   3,200     77,603
    Arcs Co., Ltd.....................................   3,500     76,694
    Ariake Japan Co., Ltd.............................     700     30,298
    Arisawa Manufacturing Co., Ltd....................   6,900     47,708
    Artnature, Inc....................................   4,300     36,693
    As One Corp.......................................   1,700     56,062
#   Asahi Co., Ltd....................................   1,400     16,769
#   Asahi Diamond Industrial Co., Ltd.................   8,500     81,315
    Asahi Glass Co., Ltd..............................  72,000    421,831
    Asahi Group Holdings, Ltd.........................   4,900    164,218
    Asahi Holdings, Inc...............................   4,200     63,542
    Asahi Intecc Co., Ltd.............................   4,200    140,337
    Asahi Kasei Corp.................................. 107,000    812,803
    Asatsu-DK, Inc....................................   4,000     89,877
    Ashikaga Holdings Co., Ltd........................  19,000     79,840

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Asics Corp........................................  2,900 $ 83,341
    ASKA Pharmaceutical Co., Ltd......................  3,700   47,697
    ASKUL Corp........................................    600   21,827
    Astellas Pharma, Inc.............................. 11,000  165,571
#   Ateam, Inc........................................  1,500   29,326
    Atom Corp.........................................  4,500   32,330
#   Autobacs Seven Co., Ltd...........................  5,200   94,287
    Avex Group Holdings, Inc..........................  6,700  112,556
    Awa Bank, Ltd. (The).............................. 35,000  220,316
    Axial Retailing Inc...............................  2,800   84,650
    Azbil Corp........................................  7,000  166,239
    Bandai Namco Holdings, Inc........................ 17,600  390,126
    Bando Chemical Industries, Ltd.................... 12,000   50,683
    Bank of Iwate, Ltd. (The).........................  3,200  141,563
    Bank of Kyoto, Ltd. (The)......................... 27,000  318,361
    Bank of Nagoya, Ltd. (The)........................ 29,000  113,281
    Bank of Okinawa, Ltd. (The).......................  3,400  142,334
    Bank of Saga, Ltd. (The).......................... 24,000   57,061
    Bank of the Ryukyus, Ltd..........................  3,300   49,027
    Bank of Yokohama, Ltd. (The)...................... 54,000  343,118
    Belc Co., Ltd.....................................  1,900   67,059
    Belluna Co., Ltd..................................  9,500   56,899
    Benefit One, Inc..................................  2,700   59,679
    Benesse Holdings, Inc.............................  9,500  256,200
#   Bic Camera, Inc...................................  6,000   67,976
    BML, Inc..........................................  1,800   56,014
    Bridgestone Corp.................................. 11,500  433,492
#   Broadleaf Co., Ltd................................  2,700   25,827
    Brother Industries, Ltd........................... 34,100  471,061
    Bunka Shutter Co., Ltd............................ 10,000   80,063
    Calbee, Inc.......................................  1,400   62,381
    Calsonic Kansei Corp.............................. 28,000  204,240
    Can Do Co., Ltd...................................  1,200   14,954
    Canon Electronics, Inc............................  3,000   56,403
    Canon Marketing Japan, Inc........................  4,900   77,480
    Canon, Inc........................................ 16,400  524,720
    Canon, Inc. Sponsored ADR.........................  1,500   47,955
    Capcom Co., Ltd...................................  5,100  111,518
#   Casio Computer Co., Ltd...........................  6,200  123,508
    Cawachi, Ltd......................................  3,500   55,912
    Central Glass Co., Ltd............................ 33,000  138,890
    Central Japan Railway Co..........................  1,400  244,918
    Century Tokyo Leasing Corp........................  6,500  220,507
    Chiba Bank, Ltd. (The)............................ 32,000  254,974
    Chiba Kogyo Bank, Ltd. (The)......................  7,100   43,198
    Chiyoda Co., Ltd..................................  3,100   82,301
    Chiyoda Integre Co., Ltd..........................  2,500   55,378
    Chori Co., Ltd....................................  2,100   32,423
    Chubu Electric Power Co., Inc..................... 12,800  217,133
    Chubu Shiryo Co., Ltd.............................  4,900   41,968
#   Chuetsu Pulp & Paper Co., Ltd..................... 17,000   31,257
    Chugai Pharmaceutical Co., Ltd....................  1,900   69,113
    Chugoku Bank, Ltd. (The).......................... 18,300  285,847

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Chugoku Electric Power Co., Inc. (The)............   6,100 $ 91,227
    Chugoku Marine Paints, Ltd........................  10,000   72,387
    Chukyo Bank, Ltd. (The)...........................   6,000   11,520
    Citizen Holdings Co., Ltd.........................  34,300  228,829
    CKD Corp..........................................   9,000   89,173
#   Clarion Co., Ltd..................................  13,000   37,175
    Cleanup Corp......................................   1,400   10,360
#   CMIC Holdings Co., Ltd............................   1,000   13,514
    Coca-Cola East Japan Co., Ltd.....................   8,100  149,039
    Coca-Cola West Co., Ltd...........................  11,800  237,680
    Cocokara fine, Inc................................     900   33,734
#   COLOPL, Inc.......................................   3,500   67,991
#   Colowide Co., Ltd.................................   4,700   73,474
    COMSYS Holdings Corp..............................  13,200  200,115
    CONEXIO Corp......................................   3,400   40,268
#   COOKPAD, Inc......................................   1,800   37,108
*   Cosmo Oil Co., Ltd................................ 101,000  163,565
    Cosmos Pharmaceutical Corp........................     500   64,239
    CREATE SD HOLDINGS Co., Ltd.......................   1,000   60,782
#   Credit Saison Co., Ltd............................   4,000   88,527
    Cresco, Ltd.......................................     900   15,044
#   CROOZ, Inc........................................   1,200   47,464
#   CyberAgent, Inc...................................   2,600  111,827
    Dai Nippon Printing Co., Ltd......................  26,000  288,499
    Dai Nippon Toryo Co., Ltd.........................  28,000   41,555
    Dai-ichi Life Insurance Co., Ltd. (The)...........  21,300  432,654
#   Dai-ichi Seiko Co., Ltd...........................     600    8,660
    Daibiru Corp......................................   8,500   77,604
    Daicel Corp.......................................  22,700  307,678
#   Daido Metal Co., Ltd..............................   5,000   47,521
    Daido Steel Co., Ltd..............................  48,000  182,043
    Daifuku Co., Ltd..................................   9,100  131,477
#   Daihatsu Motor Co., Ltd...........................  21,100  299,657
    Daihen Corp.......................................  17,000   79,204
#   Daiho Corp........................................  11,000   44,009
    Daiichi Jitsugyo Co., Ltd.........................   8,000   44,557
    Daiichi Sankyo Co., Ltd...........................  22,100  452,545
    Daiichikosho Co., Ltd.............................   6,900  271,303
    Daikin Industries, Ltd............................   3,800  245,585
    Daikokutenbussan Co., Ltd.........................     500   19,320
    Daikyo, Inc.......................................  45,000   76,223
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  14,000   66,028
    Daio Paper Corp...................................  15,000  170,755
    Daisan Bank, Ltd. (The)...........................  43,000   68,674
    Daiseki Co., Ltd..................................   3,700   70,847
    Daishi Bank, Ltd. (The)...........................  50,000  215,636
    Daiso Co., Ltd....................................  15,000   57,099
    Daito Pharmaceutical Co., Ltd.....................   1,650   42,377
    Daito Trust Construction Co., Ltd.................   2,200  232,327
    Daiwa House Industry Co., Ltd.....................  24,300  604,394
    Daiwa Securities Group, Inc.......................  44,000  341,899
    Daiwabo Holdings Co., Ltd.........................  37,000   69,826
    DCM Holdings Co., Ltd.............................  12,700  115,608

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Dena Co., Ltd.....................................  13,000 $258,265
    Denki Kagaku Kogyo K.K............................  70,000  291,096
    Denso Corp........................................  11,000  545,224
    Dentsu, Inc.......................................   3,300  186,752
    Denyo Co., Ltd....................................   2,400   36,127
    Descente, Ltd.....................................   2,000   29,518
    DIC Corp.......................................... 137,000  322,389
    Disco Corp........................................   2,400  185,446
    DKS Co., Ltd......................................   4,000   11,932
    DMG Mori Co., Ltd.................................  10,300  158,633
    Don Quijote Holdings Co., Ltd.....................   3,400  144,944
    Doshisha Co., Ltd.................................   2,700   50,008
    Doutor Nichires Holdings Co., Ltd.................   3,900   62,737
    Dowa Holdings Co., Ltd............................  27,000  256,543
    Dr Ci:Labo Co., Ltd...............................   3,400   62,302
    DTS Corp..........................................   2,800   62,528
    Duskin Co., Ltd...................................   1,500   28,445
    Eagle Industry Co., Ltd...........................   4,000   80,550
    Earth Chemical Co., Ltd...........................   1,500   57,965
    East Japan Railway Co.............................   3,700  364,995
    Ebara Corp........................................  54,000  245,020
#   EDION Corp........................................  13,500   89,119
#   Ehime Bank, Ltd. (The)............................  23,000   49,330
    Eighteenth Bank, Ltd. (The).......................  24,000   70,964
#   Eiken Chemical Co., Ltd...........................     900   17,750
    Eisai Co., Ltd....................................   1,100   71,791
    Eizo Corp.........................................   3,600   81,998
    Elecom Co., Ltd...................................   1,700   38,733
    Electric Power Development Co., Ltd...............   3,800  131,335
    Elematec Corp.....................................     500   11,647
    en-japan, Inc.....................................   1,600   36,206
    Enplas Corp.......................................   1,900   76,548
    EPS Holdings, Inc.................................   3,800   46,103
    Excel Co., Ltd....................................   1,500   23,738
    Exedy Corp........................................   5,400  133,472
    Ezaki Glico Co., Ltd..............................   2,300  126,013
#   F@N Communications, Inc...........................   5,300   40,293
    FamilyMart Co., Ltd...............................   2,900  140,151
    Fancl Corp........................................   2,200   34,000
    FANUC Corp........................................   1,500  250,180
    Fast Retailing Co., Ltd...........................     600  296,818
    FCC Co., Ltd......................................   5,800   91,117
    Ferrotec Corp.....................................   2,500   17,338
    FIDEA Holdings Co., Ltd...........................  20,300   43,527
    Fields Corp.......................................   3,500   56,458
#   Financial Products Group Co., Ltd.................   6,700   52,507
#   FINDEX, Inc.......................................   2,000   20,390
    Foster Electric Co., Ltd..........................   3,700   76,026
    FP Corp...........................................   3,200  103,202
    France Bed Holdings Co., Ltd......................  26,000   40,045
    Fudo Tetra Corp...................................  35,200   55,030
    Fuji Co., Ltd.....................................   2,200   49,092
    Fuji Electric Co., Ltd............................  82,000  339,008

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Fuji Heavy Industries, Ltd........................   9,400 $347,307
    Fuji Kyuko Co., Ltd...............................   8,000   79,874
    Fuji Media Holdings, Inc..........................   7,500   96,743
    Fuji Oil Co., Ltd.(6581361).......................  10,800   40,671
    Fuji Oil Co., Ltd.(6356848).......................   7,900  132,374
    Fuji Seal International, Inc......................   3,500  108,235
    Fuji Soft, Inc....................................   4,100   85,667
    Fujibo Holdings, Inc..............................  31,000   59,735
    Fujicco Co., Ltd..................................   1,000   20,914
    FUJIFILM Holdings Corp............................  10,900  432,280
    Fujikura, Ltd.....................................  22,000  116,462
    Fujimi, Inc.......................................   3,500   47,861
    Fujimori Kogyo Co., Ltd...........................   2,100   58,808
*   Fujisash Co., Ltd.................................  23,300   25,548
    Fujita Kanko, Inc.................................  10,000   34,073
    Fujitec Co., Ltd..................................  11,500  119,118
    Fujitsu Frontech, Ltd.............................   2,900   44,793
    Fujitsu General, Ltd..............................  10,000  141,897
    Fujitsu, Ltd......................................  67,000  351,479
    Fukuda Corp.......................................   2,000   13,041
    Fukui Bank, Ltd. (The)............................  44,000   94,392
    Fukuoka Financial Group, Inc......................  33,000  169,599
    Fukushima Bank, Ltd. (The)........................  26,000   20,957
    Fukushima Industries Corp.........................   3,500   69,683
#   Fukuyama Transporting Co., Ltd....................  21,000  107,880
    Funai Soken Holdings Inc..........................     900   13,108
#   Furukawa Battery Co., Ltd. (The)..................   2,000   14,487
    Furukawa Co., Ltd.................................  51,000   99,473
    Furukawa Electric Co., Ltd........................ 128,000  212,436
    Furuno Electric Co., Ltd..........................   6,700   49,124
    Futaba Industrial Co., Ltd........................  10,000   42,314
    Fuyo General Lease Co., Ltd.......................   3,300  138,286
    G-Tekt Corp.......................................   4,900   45,372
#   GCA Savvian Corp..................................   3,200   49,609
    Gecoss Corp.......................................   2,400   23,114
    Geo Holdings Corp.................................   6,700   92,261
#   GLOBERIDE, Inc....................................   8,000   10,637
    Glory, Ltd........................................   8,600  250,058
    GMO internet, Inc.................................   5,000   83,461
    GMO Payment Gateway, Inc..........................   1,800   58,909
    Godo Steel, Ltd...................................  36,000   65,288
    Goldcrest Co., Ltd................................   4,500   92,144
    Gree, Inc.........................................  18,900  111,158
    GS Yuasa Corp.....................................  55,000  219,466
#   Gulliver International Co., Ltd...................   5,700   56,500
#   GungHo Online Entertainment, Inc..................  17,100   56,747
    Gunma Bank, Ltd. (The)............................  44,000  326,985
    Gunze, Ltd........................................  31,000   84,239
    Gurunavi, Inc.....................................   1,500   23,920
    H2O Retailing Corp................................   8,400  175,307
    Hachijuni Bank, Ltd. (The)........................  42,000  325,949
    Hakuhodo DY Holdings, Inc.........................  11,200  125,139
#   Hamakyorex Co., Ltd...............................   1,600   61,286

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Hamamatsu Photonics K.K...........................   2,200 $   57,214
    Hankyu Hanshin Holdings, Inc......................  55,000    347,435
    Hanwa Co., Ltd....................................  38,000    165,033
    Happinet Corp.....................................   3,000     31,688
#   Harmonic Drive Systems, Inc.......................     800     11,943
    Haseko Corp.......................................  17,000    215,270
    Hazama Ando Corp..................................  29,000    153,604
    Heiwa Corp........................................   7,300    160,308
    Heiwa Real Estate Co., Ltd........................   7,600    109,661
    Heiwado Co., Ltd..................................   4,200     90,821
    HI-LEX Corp.......................................   2,700     86,679
    Hiday Hidaka Corp.................................   2,200     53,569
    Higashi-Nippon Bank, Ltd. (The)...................  24,000     89,958
    Higo Bank, Ltd. (The).............................  28,000    172,833
    Hikari Tsushin, Inc...............................   1,100     76,789
    Hino Motors, Ltd..................................  12,600    163,058
    Hirose Electric Co., Ltd..........................     600     71,572
    Hiroshima Bank, Ltd. (The)........................  56,000    328,179
    HIS Co., Ltd......................................   2,700     98,182
    Hisamitsu Pharmaceutical Co., Inc.................   2,400     87,247
#   Hitachi Capital Corp..............................   9,200    249,902
    Hitachi Chemical Co., Ltd.........................  11,600    205,122
    Hitachi Construction Machinery Co., Ltd...........  18,500    307,588
    Hitachi High-Technologies Corp....................   8,200    191,126
    Hitachi Koki Co., Ltd.............................  10,400     84,205
#   Hitachi Kokusai Electric, Inc.....................  10,000    134,826
    Hitachi Metals, Ltd...............................  20,500    304,775
    Hitachi Transport System, Ltd.....................   8,400    151,420
    Hitachi Zosen Corp................................  28,900    152,114
    Hitachi, Ltd...................................... 232,000  1,503,078
    Hitachi, Ltd. ADR.................................   2,000    130,080
#   Hochiki Corp......................................   4,800     37,196
#   Hogy Medical Co., Ltd.............................   1,100     53,473
*   Hokkaido Electric Power Co., Inc..................  17,200    207,418
    Hokkoku Bank, Ltd. (The)..........................  52,000    189,438
    Hokuetsu Bank, Ltd. (The).........................  46,000     92,728
    Hokuetsu Industries Co., Ltd......................   6,000     43,133
    Hokuetsu Kishu Paper Co., Ltd.....................  23,600    140,933
    Hokuhoku Financial Group, Inc..................... 144,000    339,977
    Hokuriku Electric Power Co........................  10,400    159,873
    Hokuto Corp.......................................   2,400     47,953
    Honda Motor Co., Ltd..............................  78,100  2,623,965
    Honda Motor Co., Ltd. Sponsored ADR...............  10,600    359,976
    Honeys Co., Ltd...................................   1,300     10,828
    Horiba, Ltd.......................................   4,500    170,056
#   Hoshizaki Electric Co., Ltd.......................     800     47,685
    Hosokawa Micron Corp..............................   6,000     28,276
    House Foods Group, Inc............................   5,400    109,113
    Hoya Corp.........................................   4,900    207,213
    Hulic Co., Ltd....................................   4,400     43,519
    Hyakugo Bank, Ltd. (The)..........................  45,000    214,745
    Hyakujushi Bank, Ltd. (The).......................  44,000    147,916
    Ibiden Co., Ltd...................................  17,500    289,327

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    IBJ Leasing Co., Ltd..............................  5,000 $117,571
    Ichibanya Co., Ltd................................  1,200   50,910
    Ichikoh Industries, Ltd...........................  4,000    8,728
    Ichinen Holdings Co., Ltd.........................  4,900   45,785
    Ichiyoshi Securities Co., Ltd.....................  5,700   52,241
    Idec Corp.........................................  3,600   30,904
    Idemitsu Kosan Co., Ltd........................... 11,400  209,542
    Ihara Chemical Industry Co., Ltd..................  3,400   41,076
    IHI Corp.......................................... 55,000  218,582
    Iida Group Holdings Co., Ltd......................  7,300  128,133
    Iino Kaiun Kaisha, Ltd............................ 17,400   83,739
    Ikyu Corp.........................................  2,200   46,111
#   Imasen Electric Industrial........................  3,800   38,156
    Inaba Denki Sangyo Co., Ltd.......................  3,200  108,998
    Inabata & Co., Ltd................................  8,000   85,389
    Ines Corp.........................................  1,800   17,640
    Infocom Corp......................................  3,800   39,374
    Information Services International-Dentsu, Ltd....  2,500   29,834
    Internet Initiative Japan, Inc....................  4,100   78,430
    Iriso Electronics Co., Ltd........................  1,200   79,576
#   Iseki & Co., Ltd.................................. 40,000   73,234
    Isetan Mitsukoshi Holdings, Ltd................... 11,500  209,201
*   Ishihara Sangyo Kaisha, Ltd....................... 62,000   57,464
    Isuzu Motors, Ltd................................. 40,400  559,226
    IT Holdings Corp.................................. 10,000  229,009
    Ito En, Ltd.......................................  8,900  206,881
    ITOCHU Corp....................................... 58,100  711,250
    Itochu Enex Co., Ltd..............................  6,600   64,713
    Itochu Techno-Solutions Corp......................  3,800   88,722
    Itoham Foods, Inc.................................  8,000   44,331
    Itoki Corp........................................  7,300   39,502
    IwaiCosmo Holdings, Inc...........................  4,100   53,281
    Iwasaki Electric Co., Ltd......................... 17,000   34,529
    Iwatani Corp...................................... 28,000  171,320
    Iyo Bank, Ltd. (The).............................. 22,800  289,879
    Izumi Co., Ltd....................................  2,300  107,269
    J Front Retailing Co., Ltd........................ 18,300  343,800
    J Trust Co., Ltd.................................. 14,200  116,092
    J-Oil Mills, Inc.................................. 24,000   81,331
    Jamco Corp........................................  1,800   54,440
#*  Janome Sewing Machine Co., Ltd.................... 17,000   17,525
#   Japan Airport Terminal Co., Ltd...................  1,600   85,118
    Japan Aviation Electronics Industry, Ltd..........  4,000   88,930
#*  Japan Communications, Inc.........................  4,700   15,903
#*  Japan Display, Inc................................ 29,700   92,074
#   Japan Drilling Co., Ltd...........................    400   10,398
    Japan Exchange Group, Inc.........................  8,000  278,464
    Japan Pile Corp...................................  5,300   36,998
    Japan Pulp & Paper Co., Ltd.......................  4,000   11,300
#   Japan Radio Co., Ltd.............................. 12,000   40,618
    Japan Steel Works, Ltd. (The)..................... 39,000  144,631
    Japan Tobacco, Inc................................ 12,600  489,090
    Japan Vilene Co., Ltd.............................  6,000   39,905

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
JAPAN -- (Continued)
    Japan Wool Textile Co., Ltd. (The).......................  13,000 $102,418
    JCU Corp.................................................     800   31,365
    Jeol, Ltd................................................  14,000   58,875
    JFE Holdings, Inc........................................  18,800  352,046
    JGC Corp.................................................   8,000  136,625
    Jimoto Holdings, Inc.....................................  39,700   69,715
    Jin Co., Ltd.............................................     600   29,225
    Joshin Denki Co., Ltd....................................   2,000   15,792
    Joyo Bank, Ltd. (The)....................................  29,000  171,519
    JSP Corp.................................................     700   11,811
    JSR Corp.................................................  11,200  186,371
    JTEKT Corp...............................................  22,800  393,715
#   Juki Corp................................................   6,400   73,637
    Juroku Bank, Ltd. (The)..................................  57,000  233,855
*   Justsystems Corp.........................................   6,400   43,534
    JVC Kenwood Corp.........................................   9,900   23,230
    JX Holdings, Inc......................................... 106,600  454,412
    K&O Energy Group, Inc....................................     200    2,870
#   K's Holdings Corp........................................   5,800  184,408
    kabu.com Securities Co., Ltd.............................  12,200   41,511
*   Kadokawa Dwango..........................................   2,000   23,834
    Kaga Electronics Co., Ltd................................   2,600   33,334
#   Kagome Co., Ltd..........................................   1,500   24,706
    Kagoshima Bank, Ltd. (The)...............................  28,000  191,413
    Kajima Corp..............................................  32,000  158,847
    Kakaku.com, Inc..........................................   9,000  143,057
    Kaken Pharmaceutical Co., Ltd............................   3,000  111,775
    Kameda Seika Co., Ltd....................................   1,100   46,089
    Kamei Corp...............................................   5,500   51,385
    Kamigumi Co., Ltd........................................  28,000  263,362
    Kanamoto Co., Ltd........................................   5,700  138,274
    Kandenko Co., Ltd........................................  17,000  111,393
    Kaneka Corp..............................................  40,000  288,598
    Kanematsu Corp...........................................  80,000  145,827
*   Kansai Electric Power Co., Inc. (The)....................  15,600  211,525
    Kansai Paint Co., Ltd....................................   7,000  113,941
    Kansai Urban Banking Corp................................   6,200   70,119
    Kanto Denka Kogyo Co., Ltd...............................   4,000   28,189
    Kao Corp.................................................   5,800  294,040
*   Kappa Create Holdings Co., Ltd...........................   1,100   11,598
    Kasai Kogyo Co., Ltd.....................................   5,800   68,336
    Katakura Industries Co., Ltd.............................   3,700   42,290
    Kato Sangyo Co., Ltd.....................................   3,500   80,660
    Kato Works Co., Ltd......................................   8,000   46,886
    KAWADA TECHNOLOGIES, Inc.................................   1,200   42,286
    Kawai Musical Instruments Manufacturing Co., Ltd.........   2,200   36,519
    Kawasaki Heavy Industries, Ltd...........................  62,000  271,743
    Kawasaki Kisen Kaisha, Ltd............................... 147,740  329,827
    KDDI Corp................................................  33,000  837,740
    Keihan Electric Railway Co., Ltd.........................  36,000  235,120
    Keihanshin Building Co., Ltd.............................   4,500   27,197
#   Keihin Corp..............................................   7,700  109,355
    Keikyu Corp..............................................  10,000   82,257

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Keio Corp.........................................  17,000 $141,438
    Keisei Electric Railway Co., Ltd..................   6,000   73,140
    Keiyo Bank, Ltd. (The)............................  35,000  176,612
    Kenedix, Inc......................................  22,900   89,503
    Kewpie Corp.......................................   8,800  198,972
    KEY Coffee, Inc...................................   2,900   50,448
    Keyence Corp......................................     300  151,121
    Kikkoman Corp.....................................   3,000  104,852
    Kinden Corp.......................................  14,500  193,262
    Kintetsu Group Holdings Co., Ltd..................  43,000  153,175
    Kintetsu World Express, Inc.......................   2,900  128,894
    Kinugawa Rubber Industrial Co., Ltd...............  11,000   60,558
    Kirin Holdings Co., Ltd...........................  29,000  445,902
    Kitagawa Iron Works Co., Ltd......................  15,000   35,775
    Kito Corp.........................................   1,100   10,297
    Kitz Corp.........................................  14,900   68,082
    Kiyo Bank, Ltd. (The).............................  11,900  173,903
#*  KLab, Inc.........................................   4,200   70,805
*   KNT-CT Holdings Co., Ltd..........................  33,000   57,944
    Koa Corp..........................................   5,900   53,617
    Kobayashi Pharmaceutical Co., Ltd.................   1,200   94,131
#   Kobe Bussan Co., Ltd..............................   1,200  113,464
    Kobe Steel, Ltd................................... 308,000  476,414
    Kohnan Shoji Co., Ltd.............................   2,200   29,892
    Koito Manufacturing Co., Ltd......................   4,000  157,144
    Kokuyo Co., Ltd...................................  12,200  126,709
    Komatsu Wall Industry Co., Ltd....................   2,000   36,988
    Komatsu, Ltd......................................  40,000  739,158
#   Komehyo Co., Ltd..................................   1,100   34,351
    Komeri Co., Ltd...................................   4,800  115,747
    Konami Corp.......................................  10,500  218,977
    Konica Minolta, Inc...............................  40,500  504,756
#   Konishi Co., Ltd..................................   2,800   53,240
    Konoike Transport Co., Ltd........................   4,700   60,828
    Kose Corp.........................................   1,300  126,313
    Kotobuki Spirits Co., Ltd.........................   1,300   39,388
    KRS Corp..........................................   1,300   27,614
#   Kubota Corp.......................................  15,000  256,539
    Kubota Corp. Sponsored ADR........................   1,000   85,600
    Kumagai Gumi Co., Ltd.............................  55,000  155,166
    Kumiai Chemical Industry Co., Ltd.................   2,000   15,958
    Kura Corp.........................................     800   24,648
    Kurabo Industries, Ltd............................  32,000   67,045
    Kuraray Co., Ltd..................................  18,400  216,913
#   Kureha Corp.......................................  31,000  117,015
    Kurimoto, Ltd.....................................  21,000   42,494
    Kurita Water Industries, Ltd......................  12,000  262,248
    Kuroda Electric Co., Ltd..........................   5,100   97,286
    Kusuri No Aoki Co., Ltd...........................   1,500   77,738
    KYB Co., Ltd......................................  32,000  108,800
    Kyocera Corp......................................   4,600  236,852
    Kyocera Corp. Sponsored ADR.......................   1,500   77,130
    Kyodo Printing Co., Ltd...........................   5,000   13,885

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   Kyoei Steel, Ltd..................................   4,600 $   79,606
    Kyokuto Kaihatsu Kogyo Co., Ltd...................   5,400     58,311
    Kyokuto Securities Co., Ltd.......................   4,400     64,347
#   Kyokuyo Co., Ltd..................................  13,000     29,361
    KYORIN Holdings, Inc..............................   5,300    103,245
#   Kyoritsu Maintenance Co., Ltd.....................     960     68,086
    Kyowa Exeo Corp...................................  10,900    132,705
    Kyowa Hakko Kirin Co., Ltd........................   9,000    146,447
    Kyudenko Corp.....................................   7,000    122,852
*   Kyushu Electric Power Co., Inc....................  12,100    171,462
    LAC Co., Ltd......................................   2,900     43,848
*   Laox Co., Ltd.....................................  17,000     71,418
    Lasertec Corp.....................................   4,400     55,620
    Lawson, Inc.......................................   1,400    104,134
*   Leopalace21 Corp..................................  36,400    199,049
    Life Corp.........................................     800     24,418
    Lintec Corp.......................................   6,100    131,660
#   Lion Corp.........................................  17,000    146,167
    LIXIL Group Corp..................................  13,700    274,658
    M3, Inc...........................................   3,900     91,901
*   Macnica Fuji Electronics Holdings, Inc............   1,999     24,769
    Maeda Corp........................................  25,000    169,219
    Maeda Kosen Co., Ltd..............................   4,900     43,019
    Maeda Road Construction Co., Ltd..................   8,000    146,941
#   Makino Milling Machine Co., Ltd...................  13,000    113,158
    Makita Corp.......................................   2,900    160,101
    Makita Corp. Sponsored ADR........................     300     16,701
    Mandom Corp.......................................     800     33,077
    Mani, Inc.........................................     600     39,902
    Mars Engineering Corp.............................     700     11,991
    Marubeni Corp..................................... 110,900    616,326
    Marudai Food Co., Ltd.............................  18,000     71,279
    Maruha Nichiro Corp...............................   4,800     78,849
    Marui Group Co., Ltd..............................  19,500    272,642
    Marusan Securities Co., Ltd.......................   7,700     86,086
    Maruwa Co., Ltd...................................   2,000     45,238
#   Marvelous, Inc....................................   4,500     52,423
    Matsuda Sangyo Co., Ltd...........................   1,700     19,715
    Matsui Securities Co., Ltd........................   6,800     62,218
    Matsumotokiyoshi Holdings Co., Ltd................   3,400    164,092
    Matsuya Co., Ltd..................................   1,500     28,145
    Max Co., Ltd......................................   6,000     64,852
    Mazda Motor Corp..................................  53,500  1,049,434
#   McDonald's Holdings Co. Japan, Ltd................   2,800     59,631
    Medipal Holdings Corp.............................  13,600    242,147
    Megachips Corp....................................   4,800     53,882
    Megmilk Snow Brand Co., Ltd.......................   6,100     95,765
    Meidensha Corp....................................  40,000    134,096
    MEIJI Holdings Co., Ltd...........................   1,700    241,455
    Meiko Network Japan Co., Ltd......................   2,400     26,607
    Meisei Industrial Co., Ltd........................  10,200     49,907
    Meitec Corp.......................................   1,900     74,979
    Melco Holdings, Inc...............................   1,000     17,474

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Message Co., Ltd..................................     2,200 $   64,846
    Michinoku Bank, Ltd. (The)........................    18,000     31,655
#   Micronics Japan Co., Ltd..........................     1,900     41,487
    Mie Bank, Ltd. (The)..............................    18,000     39,769
    Milbon Co., Ltd...................................       900     35,584
    Mimasu Semiconductor Industry Co., Ltd............     1,400     12,518
#   Minato Bank, Ltd. (The)...........................    33,000     82,250
    Minebea Co., Ltd..................................    13,000    203,301
    Ministop Co., Ltd.................................     2,600     53,853
    Miraca Holdings, Inc..............................     5,000    230,136
    Mirait Holdings Corp..............................    10,700    122,777
    Miroku Jyoho Service Co., Ltd.....................     4,600     33,637
    Misawa Homes Co., Ltd.............................     4,200     34,103
    MISUMI Group, Inc.................................    12,300    151,878
#   Mito Securities Co., Ltd..........................    14,300     51,404
    Mitsuba Corp......................................     6,500    143,803
    Mitsubishi Chemical Holdings Corp.................   151,200    986,822
    Mitsubishi Corp...................................    32,900    709,876
    Mitsubishi Electric Corp..........................    40,000    429,610
    Mitsubishi Estate Co., Ltd........................     9,000    199,869
    Mitsubishi Gas Chemical Co., Inc..................    47,000    260,724
    Mitsubishi Heavy Industries, Ltd..................   132,000    697,905
    Mitsubishi Logistics Corp.........................    15,000    217,937
#   Mitsubishi Materials Corp.........................   123,000    445,268
    Mitsubishi Motors Corp............................    64,400    547,469
    Mitsubishi Nichiyu Forklift Co., Ltd..............     4,600     21,949
*   Mitsubishi Paper Mills, Ltd.......................    73,000     52,999
    Mitsubishi Pencil Co., Ltd........................     1,900     93,761
    Mitsubishi Shokuhin Co., Ltd......................     2,700     59,882
    Mitsubishi Steel Manufacturing Co., Ltd...........    24,000     49,161
    Mitsubishi Tanabe Pharma Corp.....................     6,900    114,883
    Mitsubishi UFJ Financial Group, Inc...............   330,300  2,403,621
    Mitsubishi UFJ Financial Group, Inc. ADR..........    47,200    345,976
    Mitsuboshi Belting Co., Ltd.......................    12,000     95,459
    Mitsui & Co., Ltd.................................    33,000    428,181
#   Mitsui Chemicals, Inc.............................   103,000    385,788
    Mitsui Engineering & Shipbuilding Co., Ltd........   129,000    224,604
    Mitsui Fudosan Co., Ltd...........................     6,000    170,672
    Mitsui High-Tec, Inc..............................     4,200     26,510
    Mitsui Matsushima Co., Ltd........................    11,000     11,608
#   Mitsui Mining & Smelting Co., Ltd.................   105,000    258,147
#   Mitsui OSK Lines, Ltd.............................   138,000    413,886
    Mitsui Sugar Co., Ltd.............................    16,000     69,067
    Mitsui-Soko Holdings Co., Ltd.....................    20,000     65,172
#   Mitsumi Electric Co., Ltd.........................    19,000    120,741
    Miura Co., Ltd....................................     5,600     60,860
    Miyazaki Bank, Ltd. (The).........................    26,000     84,064
    Mizuho Financial Group, Inc....................... 1,147,800  2,502,789
    Mizuno Corp.......................................    20,000     95,837
    Mochida Pharmaceutical Co., Ltd...................     1,700     94,308
#   Modec, Inc........................................     2,700     37,488
    Monex Group, Inc..................................    28,100     76,143
    Monogatari Corp. (The)............................       300     10,855

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    MonotaRO Co., Ltd.................................   2,200 $115,795
    MORESCO Corp......................................   1,600   26,219
#   Morinaga & Co., Ltd...............................  18,000   78,490
    Morinaga Milk Industry Co., Ltd...................  35,000  143,106
#   Morita Holdings Corp..............................   5,000   50,127
    MS&AD Insurance Group Holdings, Inc...............  10,100  318,072
    MTI, Ltd..........................................   3,500   24,880
    Murata Manufacturing Co., Ltd.....................   2,600  385,196
    Musashi Seimitsu Industry Co., Ltd................   4,100   74,650
    Musashino Bank, Ltd. (The)........................   5,200  205,731
    Nabtesco Corp.....................................   4,900  107,599
    Nachi-Fujikoshi Corp..............................  31,000  154,672
    Nagase & Co., Ltd.................................  14,600  186,185
    Nagoya Railroad Co., Ltd..........................  48,000  180,237
    Nakanishi, Inc....................................     800   31,879
    Nankai Electric Railway Co., Ltd..................  30,000  150,925
    Nanto Bank, Ltd. (The)............................  45,000  151,568
    NEC Capital Solutions, Ltd........................   2,400   35,505
    NEC Corp.......................................... 253,000  808,039
    NEC Networks & System Integration Corp............   3,900   81,696
    NET One Systems Co., Ltd..........................  10,600   65,114
    Neturen Co., Ltd..................................   7,400   50,904
    Nexon Co., Ltd....................................   7,200   98,588
#   Next Co., Ltd.....................................   7,800   58,283
    NGK Insulators, Ltd...............................   6,000  153,778
    NGK Spark Plug Co., Ltd...........................   6,600  174,714
    NH Foods, Ltd.....................................   9,000  218,749
    NHK Spring Co., Ltd...............................  22,800  241,498
    Nichi-iko Pharmaceutical Co., Ltd.................   5,300  182,267
    Nichias Corp......................................  18,000  105,520
    Nichicon Corp.....................................  11,000   80,374
    Nichiha Corp......................................   3,700   55,119
#   Nichii Gakkan Co..................................   6,900   60,441
    Nichirei Corp.....................................  36,000  234,871
    Nichireki Co., Ltd................................   2,000   16,498
    Nidec Corp........................................   2,100  187,753
    Nifco, Inc........................................   4,900  211,714
    Nihon Dempa Kogyo Co., Ltd........................   3,100   22,415
    Nihon House Holdings Co., Ltd.....................  14,000   65,630
    Nihon Kohden Corp.................................   4,700  104,258
    Nihon M&A Center, Inc.............................   2,500  102,938
#   Nihon Nohyaku Co., Ltd............................   9,700   89,383
    Nihon Parkerizing Co., Ltd........................  11,400  105,691
    Nihon Unisys, Ltd.................................  11,300  120,506
    Nihon Yamamura Glass Co., Ltd.....................  27,000   40,081
    Nikkiso Co., Ltd..................................  10,100   97,808
#   Nikon Corp........................................  17,200  204,589
    Nippo Corp........................................  11,000  193,497
    Nippon Beet Sugar Manufacturing Co., Ltd..........  24,000   40,067
    Nippon Carbide Industries Co., Inc................  10,000   17,416
    Nippon Carbon Co., Ltd............................  20,000   57,837
    Nippon Chemi-Con Corp.............................  38,000  103,108
    Nippon Chemiphar Co., Ltd.........................   9,000   54,333

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nippon Coke & Engineering Co., Ltd......................  12,200 $   11,312
#   Nippon Concrete Industries Co., Ltd.....................   6,500     26,722
    Nippon Denko Co., Ltd...................................  19,600     44,707
    Nippon Densetsu Kogyo Co., Ltd..........................   5,500     98,197
#   Nippon Electric Glass Co., Ltd..........................  48,000    232,910
    Nippon Express Co., Ltd.................................  46,000    243,167
    Nippon Flour Mills Co., Ltd.............................  23,000    153,013
    Nippon Gas Co., Ltd.....................................   3,400    112,680
    Nippon Hume Corp........................................   3,100     19,318
    Nippon Kanzai Co., Ltd..................................   1,100     27,251
    Nippon Kayaku Co., Ltd..................................  18,000    182,341
    Nippon Koei Co., Ltd....................................  12,000     44,321
    Nippon Konpo Unyu Soko Co., Ltd.........................  10,000    172,893
    Nippon Light Metal Holdings Co., Ltd....................  64,100    106,410
    Nippon Paint Holdings Co., Ltd..........................   3,000     85,987
    Nippon Paper Industries Co., Ltd........................  14,800    242,838
    Nippon Parking Development Co., Ltd.....................  26,000     35,465
    Nippon Pillar Packing Co., Ltd..........................   4,700     41,312
    Nippon Piston Ring Co., Ltd.............................   6,000     10,345
    Nippon Road Co., Ltd. (The).............................  14,000     70,741
    Nippon Seiki Co., Ltd...................................   2,000     39,959
#   Nippon Sharyo, Ltd......................................  12,000     36,466
#*  Nippon Sheet Glass Co., Ltd.............................  87,000     89,721
    Nippon Shinyaku Co., Ltd................................   2,000     66,703
    Nippon Shokubai Co., Ltd................................  16,000    236,298
    Nippon Signal Co., Ltd..................................   8,600     91,029
    Nippon Soda Co., Ltd....................................  25,000    149,463
    Nippon Steel & Sumikin Bussan Corp......................  28,000     94,864
*   Nippon Steel & Sumikin Texeng Co., Ltd..................   8,000     39,731
    Nippon Steel & Sumitomo Metal Corp...................... 440,000  1,039,311
#   Nippon Suisan Kaisha, Ltd...............................  53,600    168,858
    Nippon Synthetic Chemical Industry Co., Ltd. (The)......  10,000     63,242
    Nippon Telegraph & Telephone Corp.......................   6,200    238,779
    Nippon Telegraph & Telephone Corp. ADR..................   1,800     69,534
    Nippon Thompson Co., Ltd................................  14,000     69,064
    Nippon Valqua Industries, Ltd...........................   8,000     20,894
#*  Nippon Yakin Kogyo Co., Ltd.............................  27,300     48,002
    Nippon Yusen K.K........................................ 122,000    333,498
    Nipro Corp..............................................  19,800    209,171
    Nishi-Nippon City Bank, Ltd. (The)......................  93,000    282,431
    Nishi-Nippon Railroad Co., Ltd..........................  39,000    192,880
    Nishimatsu Construction Co., Ltd........................  58,000    211,747
    Nishimatsuya Chain Co., Ltd.............................   2,400     23,088
    Nishio Rent All Co., Ltd................................   3,900     99,851
    Nissan Chemical Industries, Ltd.........................   7,400    162,281
    Nissan Motor Co., Ltd................................... 151,500  1,441,450
    Nissan Shatai Co., Ltd..................................   8,800    111,532
    Nissei ASB Machine Co., Ltd.............................   2,600     50,964
    Nissei Build Kogyo Co., Ltd.............................  16,000     50,438
    Nissha Printing Co., Ltd................................   6,600    117,708
    Nisshin Oillio Group, Ltd. (The)........................  27,000    116,671
    Nisshin Seifun Group, Inc...............................  19,800    283,785
    Nisshin Steel Co., Ltd..................................  17,400    201,295

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Nisshinbo Holdings, Inc........................... 25,000 $  276,947
    Nissin Corp....................................... 17,000     53,449
    Nissin Electric Co., Ltd..........................  6,600     39,544
    Nissin Foods Holdings Co., Ltd....................  2,300    103,647
    Nissin Kogyo Co., Ltd.............................  7,000    109,669
    Nitori Holdings Co., Ltd..........................  2,000    179,299
    Nitta Corp........................................  3,100     79,340
    Nittetsu Mining Co., Ltd.......................... 16,000     75,214
#   Nitto Boseki Co., Ltd............................. 18,000     96,309
    Nitto Denko Corp..................................  4,500    340,573
    Nitto Kogyo Corp..................................  5,300    117,043
    Nitto Kohki Co., Ltd..............................  1,200     25,955
    Nittoc Construction Co., Ltd......................  2,500      9,465
#   Nittoku Engineering Co., Ltd......................  1,100     11,083
    Noevir Holdings Co., Ltd..........................  1,700     38,597
    NOF Corp.......................................... 17,000    140,774
    Nohmi Bosai, Ltd..................................  3,900     45,131
    Nojima Corp.......................................  3,900     43,948
    NOK Corp..........................................  7,100    207,967
    Nomura Co., Ltd...................................  1,700     25,042
    Nomura Holdings, Inc.............................. 80,500    576,452
#   Nomura Holdings, Inc. ADR......................... 10,300     74,160
#   Nomura Real Estate Holdings, Inc.................. 11,900    237,308
    Nomura Research Institute, Ltd....................  2,300     94,338
    Noritake Co., Ltd................................. 24,000     56,122
    Noritz Corp.......................................  5,100     83,819
    North Pacific Bank, Ltd........................... 56,100    246,401
    NS Solutions Corp.................................  2,300     90,695
    NS United Kaiun Kaisha, Ltd....................... 26,000     58,711
    NSD Co., Ltd......................................  1,870     25,112
    NSK, Ltd.......................................... 20,500    264,541
    NTN Corp.......................................... 77,000    437,229
    NTT Data Corp.....................................  3,100    148,115
    NTT DOCOMO, Inc................................... 61,000  1,288,035
    NTT DOCOMO, Inc. Sponsored ADR....................  1,100     23,177
    NTT Urban Development Corp........................  6,900     67,817
#   NuFlare Technology, Inc...........................  1,000     40,388
    OAK Capital Corp..................................  8,800     22,257
    Obara Group, Inc..................................  1,200     55,787
    Obayashi Corp..................................... 27,000    207,798
    Obayashi Road Corp................................  2,000     10,670
    Obic Co., Ltd.....................................  1,700     80,657
    Odakyu Electric Railway Co., Ltd.................. 16,000    160,032
    Odelic Co., Ltd...................................    500     16,040
    Ogaki Kyoritsu Bank, Ltd. (The)................... 51,000    182,536
    Ohsho Food Service Corp...........................  2,000     67,081
    Oiles Corp........................................  3,400     55,072
#   Oita Bank, Ltd. (The)............................. 20,000     86,248
    Oji Holdings Corp................................. 62,000    271,083
    Okabe Co., Ltd....................................  7,100     56,772
    Okamoto Industries, Inc...........................  3,000     14,040
    Okamura Corp......................................  8,700     77,378
    Okasan Securities Group, Inc...................... 27,000    193,009

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Oki Electric Industry Co., Ltd....................  97,000 $199,359
    Okinawa Cellular Telephone Co.....................     400   12,225
    Okinawa Electric Power Co., Inc. (The)............   2,350   58,720
    OKUMA Corp........................................  17,000  164,766
    Okumura Corp......................................  33,000  163,541
    Olympus Corp......................................   7,100  271,670
    Omron Corp........................................   6,200  242,936
    Onoken Co., Ltd...................................   2,200   20,464
    Onward Holdings Co., Ltd..........................  20,000  129,619
    Open House Co., Ltd...............................   5,400   89,654
    Optex Co., Ltd....................................   1,900   42,162
    Oracle Corp. Japan................................     500   21,042
    Organo Corp.......................................   5,000   20,319
    Oriental Land Co., Ltd............................   2,600  164,908
    Osaka Gas Co., Ltd................................  41,000  163,941
    Osaka Steel Co., Ltd..............................   2,000   33,105
    OSAKA Titanium Technologies Co., Ltd..............   2,800   73,017
#   Osaki Electric Co., Ltd...........................   8,000   42,491
    OSG Corp..........................................   9,000  191,739
    Otsuka Corp.......................................   3,400  178,451
    Otsuka Holdings Co., Ltd..........................   9,100  326,735
    Outsourcing, Inc..................................   2,200   43,153
    Pacific Industrial Co., Ltd.......................   9,300   90,816
#*  Pacific Metals Co., Ltd...........................  39,000  118,219
    Pack Corp. (The)..................................     700   14,361
    Pal Co., Ltd......................................   2,100   66,265
    Paltac Corp.......................................   5,100   99,271
    PanaHome Corp.....................................  14,000   88,106
    Panasonic Corp....................................  33,300  389,089
    Panasonic Corp. Sponsored ADR.....................   5,200   60,684
    Paramount Bed Holdings Co., Ltd...................   2,600   77,639
    Parco Co., Ltd....................................   6,200   61,635
    Park24 Co., Ltd...................................   5,900  107,278
    Pasona Group, Inc.................................   2,700   28,453
    Penta-Ocean Construction Co., Ltd.................  33,700  137,933
    Pigeon Corp.......................................   4,500  136,830
    Pilot Corp........................................   2,600  101,559
    Piolax, Inc.......................................   1,300   66,994
*   Pioneer Corp......................................  57,700  107,918
    Plenus Co., Ltd...................................   3,300   55,536
#   Pola Orbis Holdings, Inc..........................   1,800  109,971
    Press Kogyo Co., Ltd..............................  15,000   65,509
    Pressance Corp....................................   1,600   56,694
    Prestige International, Inc.......................   4,500   40,653
    Prima Meat Packers, Ltd...........................  27,000   88,582
    Qol Co., Ltd......................................   2,400   40,650
    Raito Kogyo Co., Ltd..............................   7,800   58,277
    Rakuten, Inc......................................  10,300  165,521
    Relo Holdings, Inc................................     900   96,652
    Rengo Co., Ltd....................................  38,000  147,122
    Resona Holdings, Inc.............................. 128,100  704,259
#   Resorttrust, Inc..................................   3,200   79,079
    Ricoh Co., Ltd....................................  63,400  625,488

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Ricoh Leasing Co., Ltd............................  3,000 $ 95,562
    Riken Corp........................................ 18,000   68,062
    Riken Technos Corp................................  5,500   23,117
    Riken Vitamin Co., Ltd............................  1,300   41,805
#   Ringer Hut Co., Ltd...............................  1,900   44,878
    Rinnai Corp.......................................    800   56,552
    Riso Kagaku Corp..................................  3,400   64,791
    Rock Field Co., Ltd...............................  1,700   44,242
    Rohto Pharmaceutical Co., Ltd.....................  7,300  129,612
    Roland DG Corp....................................  2,100   51,464
    Round One Corp.................................... 16,600   81,657
    Royal Holdings Co., Ltd...........................  2,500   43,654
    Ryobi, Ltd........................................ 24,000   98,103
    Ryoden Trading Co., Ltd...........................  5,000   39,397
    Ryohin Keikaku Co., Ltd...........................    700  149,176
    Ryosan Co., Ltd...................................  6,200  160,164
#   S Foods, Inc......................................  2,900   58,683
    Sac's Bar Holdings, Inc...........................  1,000   18,652
    Saibu Gas Co., Ltd................................ 37,000   87,709
    Saizeriya Co., Ltd................................  3,700   86,117
    Sakai Chemical Industry Co., Ltd.................. 21,000   68,237
    Sakai Moving Service Co., Ltd.....................  1,100   51,708
    Sakata INX Corp...................................  7,400   58,455
#   Sakata Seed Corp..................................  4,300   79,198
    San-A Co., Ltd....................................  2,200  113,991
    San-Ai Oil Co., Ltd...............................  9,000   62,829
    San-In Godo Bank, Ltd. (The)...................... 20,000  202,414
    Sanden Holdings Corp.............................. 22,000   93,827
    Sangetsu Co., Ltd.................................  9,300  153,233
    Sanken Electric Co., Ltd.......................... 26,000  144,547
    Sanki Engineering Co., Ltd........................  2,700   21,719
    Sankyo Co., Ltd...................................  4,800  182,058
#   Sankyo Tateyama, Inc..............................  5,200   76,938
#   Sankyu, Inc....................................... 48,000  272,420
    Sanoh Industrial Co., Ltd.........................  4,100   27,008
#   Sanrio Co., Ltd...................................  3,100   86,150
    Sanshin Electronics Co., Ltd......................  4,800   51,877
    Santen Pharmaceutical Co., Ltd....................  6,000   88,272
    Sanwa Holdings Corp............................... 30,000  227,274
    Sanyo Chemical Industries, Ltd.................... 11,000   79,784
    Sanyo Denki Co., Ltd..............................  8,000   51,608
    Sanyo Shokai, Ltd................................. 22,000   60,308
    Sanyo Special Steel Co., Ltd...................... 19,000   83,547
    Sanyo Trading Co., Ltd............................    800   10,972
#   Sapporo Holdings, Ltd............................. 61,000  232,066
    Sato Holdings Corp................................  3,300   78,271
    Sato Restaurant Systems Co., Ltd..................  1,500   11,445
    Sawada Holdings Co., Ltd..........................  3,800   38,010
    Sawai Pharmaceutical Co., Ltd.....................  4,400  269,324
    Saxa Holdings, Inc................................ 17,000   38,964
    SBI Holdings, Inc................................. 30,000  416,600
    SBS Holdings, Inc.................................  4,700   39,936
    SCREEN Holdings Co., Ltd.......................... 26,000  136,625

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    SCSK Corp.........................................   1,300 $ 46,519
    Secom Co., Ltd....................................   3,700  248,922
    Sega Sammy Holdings, Inc..........................  16,900  210,846
    Seika Corp........................................   5,000   12,221
    Seikitokyu Kogyo Co., Ltd.........................   7,400   32,940
    Seiko Epson Corp..................................  22,400  395,763
#   Seiko Holdings Corp...............................  29,000  155,205
    Seino Holdings Co., Ltd...........................  23,800  273,738
    Seiren Co., Ltd...................................   7,800   77,210
    Sekisui Chemical Co., Ltd.........................  36,000  399,422
    Sekisui House, Ltd................................  28,200  418,917
    Sekisui Jushi Corp................................   4,100   55,610
    Sekisui Plastics Co., Ltd.........................   7,000   25,327
    Senko Co., Ltd....................................  18,000  118,975
    Senshu Ikeda Holdings, Inc........................  42,000  191,534
#   Senshukai Co., Ltd................................   7,500   49,117
    Seria Co., Ltd....................................   1,500   67,674
    Seven & I Holdings Co., Ltd.......................   9,600  442,957
    Seven Bank, Ltd...................................  16,200   77,157
#*  Sharp Corp........................................ 158,000  209,069
#   Shibuya Kogyo Co., Ltd............................   2,500   44,150
    Shiga Bank, Ltd. (The)............................  42,000  223,516
    Shikoku Bank, Ltd. (The)..........................  43,000   92,881
    Shikoku Chemicals Corp............................   6,000   52,335
    Shikoku Electric Power Co., Inc...................  11,000  185,111
    Shima Seiki Manufacturing, Ltd....................   4,300   66,946
    Shimachu Co., Ltd.................................   5,600  155,221
    Shimadzu Corp.....................................  12,000  178,635
    Shimamura Co., Ltd................................   2,400  247,631
    Shimano, Inc......................................   1,000  138,633
    Shimizu Corp......................................  22,000  192,939
    Shin-Etsu Chemical Co., Ltd.......................   7,200  430,560
    Shindengen Electric Manufacturing Co., Ltd........  16,000   74,242
    Shinko Electric Industries Co., Ltd...............  14,600  108,922
    Shinko Plantech Co., Ltd..........................   7,300   60,237
    Shinko Shoji Co., Ltd.............................   5,100   52,982
    Shinmaywa Industries, Ltd.........................   9,000   91,095
    Shinnihon Corp....................................   6,200   29,729
    Shinoken Group Co., Ltd...........................   2,700   38,585
    Shinsei Bank, Ltd.................................  85,000  185,704
    Shinwa Co., Ltd...................................   1,400   22,815
    Shionogi & Co., Ltd...............................   5,800  231,071
    Ship Healthcare Holdings, Inc.....................   6,700  141,992
    Shiseido Co., Ltd.................................  10,200  246,721
    Shizuoka Bank, Ltd. (The).........................  25,000  282,389
    Shizuoka Gas Co., Ltd.............................  11,100   79,542
    Showa Corp........................................   8,800   81,025
    Showa Denko KK.................................... 206,000  253,939
    Showa Sangyo Co., Ltd.............................  15,000   62,319
    Showa Shell Sekiyu K.K............................  15,500  145,554
#   Siix Corp.........................................   2,700   65,644
    Sinfonia Technology Co., Ltd......................  17,000   29,707
    Sinko Industries, Ltd.............................   2,300   23,618

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Sintokogio, Ltd...................................   6,100 $   52,322
    SKY Perfect JSAT Holdings, Inc....................  34,300    172,178
    SMC Corp..........................................     300     75,996
    SMK Corp..........................................  11,000     50,484
    SMS Co., Ltd......................................   1,000     14,085
    Sodick Co., Ltd...................................   8,500     64,466
    SoftBank Group Corp...............................  12,200    674,344
    Sogo Medical Co., Ltd.............................   2,100     71,786
    Sohgo Security Services Co., Ltd..................   2,600    115,284
    Sojitz Corp....................................... 151,200    348,857
    Sompo Japan Nipponkoa Holdings, Inc...............  10,400    366,422
*   Sony Corp.........................................  16,200    459,212
*   Sony Corp. Sponsored ADR..........................   9,300    263,655
    Sony Financial Holdings, Inc......................   7,900    151,016
    Sotetsu Holdings, Inc.............................  28,000    164,934
    Square Enix Holdings Co., Ltd.....................   4,200    105,633
    St Marc Holdings Co., Ltd.........................   3,600    125,300
    Stanley Electric Co., Ltd.........................  19,000    405,606
    Star Micronics Co., Ltd...........................   4,000     61,236
    Start Today Co., Ltd..............................   3,200    102,422
    Starts Corp., Inc.................................   4,400     75,519
    Starzen Co., Ltd..................................  11,000     35,666
    Studio Alice Co., Ltd.............................   2,500     44,611
    Sugi Holdings Co., Ltd............................   1,500     76,410
    Sumco Corp........................................  14,100    140,776
#   Sumida Corp.......................................   5,900     44,260
    Suminoe Textile Co., Ltd..........................   9,000     23,644
    Sumitomo Bakelite Co., Ltd........................  33,000    138,052
    Sumitomo Chemical Co., Ltd........................ 155,000    884,207
    Sumitomo Corp.....................................  30,000    340,569
    Sumitomo Dainippon Pharma Co., Ltd................   6,200     74,141
    Sumitomo Densetsu Co., Ltd........................   2,900     39,008
    Sumitomo Electric Industries, Ltd.................  42,500    633,873
    Sumitomo Forestry Co., Ltd........................  18,300    217,023
#   Sumitomo Heavy Industries, Ltd....................  64,000    323,012
    Sumitomo Metal Mining Co., Ltd....................  35,000    470,583
#   Sumitomo Mitsui Construction Co., Ltd.............  69,800     87,733
    Sumitomo Mitsui Financial Group, Inc..............  37,600  1,695,534
    Sumitomo Mitsui Trust Holdings, Inc............... 110,000    510,908
    Sumitomo Osaka Cement Co., Ltd....................  70,000    262,446
    Sumitomo Precision Products Co., Ltd..............   1,000      3,788
    Sumitomo Real Estate Sales Co., Ltd...............   2,500     66,634
    Sumitomo Realty & Development Co., Ltd............   6,000    210,469
    Sumitomo Riko Co, Ltd.............................   7,800     62,891
    Sumitomo Rubber Industries, Ltd...................  25,400    382,727
#   Sumitomo Seika Chemicals Co., Ltd.................  12,000     82,132
    Sumitomo Warehouse Co., Ltd. (The)................  25,000    135,065
#   Sun Frontier Fudousan Co., Ltd....................   6,100     49,304
    Sundrug Co., Ltd..................................   1,900    110,665
    Suntory Beverage & Food, Ltd......................   3,500    147,847
    Suruga Bank, Ltd..................................   5,500    118,102
    Suzuken Co., Ltd..................................   9,170    324,463
    Suzuki Motor Corp.................................  14,300    497,812

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
*   SWCC Showa Holdings Co., Ltd......................  34,000 $ 24,944
    Sysmex Corp.......................................   2,500  161,776
    T RAD Co., Ltd....................................   5,000    9,475
    T&D Holdings, Inc.................................  25,900  394,398
    T-Gaia Corp.......................................   4,000   69,608
    Tabuchi Electric Co., Ltd.........................   2,900   28,001
    Tachi-S Co., Ltd..................................   4,400   60,919
    Tachibana Eletech Co., Ltd........................   1,080   12,208
    Tadano, Ltd.......................................  16,000  257,789
    Taiheiyo Cement Corp.............................. 183,000  603,356
    Taiho Kogyo Co., Ltd..............................   4,000   51,845
    Taikisha, Ltd.....................................   3,100   68,948
#   Taiko Pharmaceutical Co., Ltd.....................     700   10,815
    Taisei Corp.......................................  53,000  311,454
    Taiyo Holdings Co., Ltd...........................   1,100   44,490
    Taiyo Nippon Sanso Corp...........................  10,400  122,149
#   Taiyo Yuden Co., Ltd..............................  17,500  219,225
    Takaoka Toko Holdings Co., Ltd....................   3,000   38,223
    Takara Holdings, Inc..............................  14,200  116,809
    Takara Leben Co., Ltd.............................   9,900   52,452
    Takara Standard Co., Ltd..........................  16,000  112,103
    Takasago International Corp.......................   6,000   26,571
    Takasago Thermal Engineering Co., Ltd.............   6,900   91,765
    Takashimaya Co., Ltd..............................  35,000  334,815
#*  Takata Corp.......................................   4,600   46,544
    Takeda Pharmaceutical Co., Ltd....................   8,600  432,677
    Takeei Corp.......................................   1,300   13,736
    Takeuchi Manufacturing Co., Ltd...................   1,400   86,017
    Takiron Co., Ltd..................................   6,000   25,827
    Takuma Co., Ltd...................................  11,000   71,646
    Tamron Co., Ltd...................................   4,200   87,703
    Tamura Corp.......................................  15,000   53,657
#   Tanseisha Co., Ltd................................   2,549   18,772
    Tatsuta Electric Wire and Cable Co., Ltd..........   8,800   35,819
    TDK Corp..........................................   5,500  384,585
    TDK Corp. Sponsored ADR...........................   1,200   85,128
    Teijin, Ltd....................................... 156,000  569,350
    Temp Holdings Co., Ltd............................   1,700   70,219
#   Terumo Corp.......................................   6,300  162,408
    THK Co., Ltd......................................  14,500  280,899
#   Toa Corp.(6894434)................................   5,100   54,614
    Toa Corp.(6894508)................................  36,000   60,925
    TOA ROAD Corp.....................................   8,000   29,860
    Toagosei Co., Ltd.................................  17,000  132,047
#*  Tobishima Corp....................................  10,400   16,928
    Tobu Railway Co., Ltd.............................  29,000  139,429
    TOC Co., Ltd......................................   2,600   16,515
    Tocalo Co., Ltd...................................   2,500   51,358
    Tochigi Bank, Ltd. (The)..........................   6,000   33,270
    Toda Corp.........................................  42,000  192,277
    Toei Co., Ltd.....................................  13,000   93,071
    Toenec Corp.......................................   6,000   38,865
    Toho Bank, Ltd. (The).............................  40,000  175,425

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Toho Co., Ltd.....................................   2,800 $ 66,246
    Toho Gas Co., Ltd.................................  19,000  113,505
    Toho Holdings Co., Ltd............................   5,600  139,288
#   Toho Zinc Co., Ltd................................  24,000   67,760
    Tohoku Electric Power Co., Inc....................  11,600  170,091
    Tokai Carbon Co., Ltd.............................  41,000  119,229
    Tokai Corp........................................   1,500   55,264
    TOKAI Holdings Corp...............................  23,800   98,832
    Tokai Rika Co., Ltd...............................   8,700  218,596
    Tokai Tokyo Financial Holdings, Inc...............  27,900  213,105
    Token Corp........................................   1,300   85,004
    Tokio Marine Holdings, Inc........................   9,100  378,952
    Tokio Marine Holdings, Inc. ADR...................   1,600   66,880
    Tokushu Tokai Paper Co., Ltd......................  13,000   33,774
#*  Tokuyama Corp.....................................  20,000   36,443
#   Tokyo Dome Corp...................................  23,000   96,767
*   Tokyo Electric Power Co., Inc.....................  36,000  258,242
    Tokyo Electron, Ltd...............................   3,700  204,262
    Tokyo Energy & Systems, Inc.......................   5,000   45,342
    Tokyo Gas Co., Ltd................................  26,000  140,378
*   Tokyo Rope Manufacturing Co., Ltd.................  28,000   48,979
    Tokyo Seimitsu Co., Ltd...........................   5,200  103,174
    Tokyo Steel Manufacturing Co., Ltd................  14,900  102,103
    Tokyo Tatemono Co., Ltd...........................  21,000  293,861
    Tokyo Tekko Co., Ltd..............................   3,000   14,628
    Tokyo TY Financial Group, Inc.....................   1,700   53,981
    Tokyotokeiba Co., Ltd.............................  23,000   54,906
    Tokyu Construction Co., Ltd.......................   3,000   23,182
    Tokyu Corp........................................  26,000  191,074
    Tokyu Fudosan Holdings Corp.......................  21,100  159,194
    TOMONY Holdings, Inc..............................  24,500  108,579
#   Tomy Co., Ltd.....................................  11,500   63,399
    Tonami Holdings Co., Ltd..........................   3,000   10,161
    TonenGeneral Sekiyu K.K...........................   9,000   89,985
#   Topcon Corp.......................................   3,800   85,229
    Toppan Forms Co., Ltd.............................   8,100  109,869
    Toppan Printing Co., Ltd..........................  25,000  217,249
    Topre Corp........................................   6,400  123,933
    Topy Industries, Ltd..............................  34,000   80,005
    Toray Industries, Inc.............................  64,000  509,272
    Toridoll.corp.....................................   3,200   45,915
    Torii Pharmaceutical Co., Ltd.....................   1,100   28,348
    Torishima Pump Manufacturing Co., Ltd.............   5,200   38,707
    Tosei Corp........................................   7,300   48,513
    Toshiba Corp...................................... 210,000  641,863
    Toshiba Machine Co., Ltd..........................  24,000   93,032
    Toshiba Plant Systems & Services Corp.............   7,400   87,131
    Toshiba TEC Corp..................................  20,000  104,877
    Tosoh Corp........................................  79,000  411,835
    Totetsu Kogyo Co., Ltd............................   4,200   82,559
    TOTO, Ltd.........................................  11,000  179,049
    Towa Bank, Ltd. (The).............................  56,000   53,258
    Towa Corp.........................................   4,500   32,356

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   Towa Pharmaceutical Co., Ltd......................   1,600 $  122,301
    Toyo Construction Co., Ltd........................  15,300     58,321
#   Toyo Engineering Corp.............................  20,000     51,128
    Toyo Ink SC Holdings Co., Ltd.....................  30,000    119,444
    Toyo Kanetsu K.K..................................  21,000     38,090
    Toyo Kohan Co., Ltd...............................   9,700     43,899
    Toyo Securities Co., Ltd..........................  18,000     61,371
#   Toyo Seikan Group Holdings, Ltd...................  20,400    317,873
    Toyo Suisan Kaisha, Ltd...........................   3,000    113,360
    Toyo Tanso Co., Ltd...............................   3,800     57,883
    Toyo Tire & Rubber Co., Ltd.......................  13,100    287,106
    Toyo Wharf & Warehouse Co., Ltd...................   8,000     13,877
    Toyobo Co., Ltd................................... 149,000    222,208
    Toyoda Gosei Co., Ltd.............................  10,000    220,965
    Toyota Boshoku Corp...............................  12,000    217,623
    Toyota Motor Corp.................................  98,400  6,552,432
    Toyota Motor Corp. Sponsored ADR..................  10,100  1,347,946
    Toyota Tsusho Corp................................  23,600    598,223
    TPR Co., Ltd......................................   4,300    125,933
    Trancom Co., Ltd..................................     500     28,598
    Transcosmos, Inc..................................   1,000     26,446
    Trend Micro, Inc..................................   2,600     95,165
    Trusco Nakayama Corp..............................   3,300    121,001
    TS Tech Co., Ltd..................................   8,200    231,250
    TSI Holdings Co., Ltd.............................   3,900     27,593
    Tsubakimoto Chain Co..............................  23,000    196,135
    Tsugami Corp......................................   9,000     41,189
#   Tsukishima Kikai Co., Ltd.........................   1,500     14,832
    Tsukuba Bank, Ltd.................................  14,900     48,613
    Tsukui Corp.......................................   5,100     39,477
#   Tsumura & Co......................................   8,100    169,822
    Tsuruha Holdings, Inc.............................     900     79,012
    Tsurumi Manufacturing Co., Ltd....................   3,100     48,395
    Tv Tokyo Holdings Corp............................   2,400     37,849
    Tyo, Inc..........................................  18,000     28,888
#   U-Shin, Ltd.......................................   6,000     37,398
    UACJ Corp.........................................  35,000     82,623
    Ube Industries, Ltd............................... 190,000    332,309
    UKC Holdings Corp.................................   2,600     54,847
    Ulvac, Inc........................................   8,400    121,316
    Unicharm Corp.....................................   5,100    122,438
    Union Tool Co.....................................     500     14,820
    Unipres Corp......................................   5,600    107,372
    United Arrows, Ltd................................   2,200     87,713
*   United Super Markets Holdings, Inc................   2,200     20,607
*   Unitika, Ltd......................................  55,000     25,723
#   Universal Entertainment Corp......................   3,200     80,402
    Unizo Holdings Co., Ltd...........................   2,500    112,680
    UNY Group Holdings Co., Ltd.......................  29,600    204,551
*   Usen Corp.........................................  10,900     31,615
    Ushio, Inc........................................  20,900    256,060
    USS Co., Ltd......................................   7,100    124,673
    Valor Co., Ltd....................................   5,500    134,887

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
JAPAN -- (Continued)
    Vital KSK Holdings, Inc...........................   1,700 $     12,868
    VT Holdings Co., Ltd..............................  14,000       86,834
    Wacoal Holdings Corp..............................  19,000      242,472
#   Wacom Co., Ltd....................................  24,100       89,296
    Wakachiku Construction Co., Ltd...................   6,000        8,171
    Wakita & Co., Ltd.................................   5,900       56,638
    Warabeya Nichiyo Co., Ltd.........................   2,600       69,916
#*  WATAMI Co., Ltd...................................   1,500       12,322
    Welcia Holdings Co., Ltd..........................   1,200       61,349
    West Holdings Corp................................   4,600       34,171
    West Japan Railway Co.............................   2,900      208,122
    Wowow, Inc........................................     400       11,741
    Xebio Co., Ltd....................................   4,400       83,117
    Yahagi Construction Co., Ltd......................   7,200       48,565
    Yahoo Japan Corp..................................  20,600       90,128
    Yakult Honsha Co., Ltd............................   1,200       79,628
    YAMABIKO Corp.....................................   1,200       48,328
#   Yamada Denki Co., Ltd.............................  83,600      319,448
#   Yamagata Bank, Ltd. (The).........................  27,000      113,882
#   Yamaguchi Financial Group, Inc....................  21,000      280,376
#   Yamaha Corp.......................................  13,200      310,674
    Yamaha Motor Co., Ltd.............................  10,400      235,950
    Yamaichi Electronics Co., Ltd.....................   1,700       15,915
    Yamanashi Chuo Bank, Ltd. (The)...................  26,000      119,096
    Yamatane Corp.....................................  26,000       43,194
    Yamato Holdings Co., Ltd..........................   6,700      148,493
    Yamato Kogyo Co., Ltd.............................   6,100      143,207
    Yamazaki Baking Co., Ltd..........................  16,000      254,899
    Yamazen Corp......................................   5,500       46,263
    Yaoko Co., Ltd....................................   2,200      108,712
    Yaskawa Electric Corp.............................  20,500      242,978
    Yellow Hat, Ltd...................................   3,000       60,865
#   Yokogawa Bridge Holdings Corp.....................   4,800       44,252
#   Yokogawa Electric Corp............................  21,200      237,820
#   Yokohama Reito Co., Ltd...........................   9,700       76,293
    Yokohama Rubber Co., Ltd. (The)...................  15,500      306,545
    Yomiuri Land Co., Ltd.............................   3,000       10,423
    Yondoshi Holdings, Inc............................   2,200       46,878
    Yorozu Corp.......................................   2,400       49,543
    Yoshinoya Holdings Co., Ltd.......................   7,700       92,472
    Yuasa Trading Co., Ltd............................   2,400       56,555
    Yumeshin Holdings Co., Ltd........................   6,500       42,453
    Yurtec Corp.......................................   8,000       66,518
    Yusen Logistics Co., Ltd..........................   4,100       45,559
    Zenrin Co., Ltd...................................   1,400       18,797
*   Zensho Holdings Co., Ltd..........................  12,700      122,982
    Zeon Corp.........................................  26,000      251,902
    ZERIA Pharmaceutical Co., Ltd.....................   3,800       55,548
                                                               ------------
TOTAL JAPAN...........................................          174,759,865
                                                               ------------
MALAYSIA -- (0.7%)
    Aeon Co. M Bhd....................................  76,000       55,444
    AirAsia BHD....................................... 183,600       65,290

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
MALAYSIA -- (Continued)
    Alliance Financial Group Bhd.............................. 111,400 $123,488
    AMMB Holdings Bhd......................................... 243,000  354,965
    Astro Malaysia Holdings Bhd...............................  28,900   23,203
    Axiata Group Bhd..........................................  51,151   85,134
    Berjaya Corp. Bhd......................................... 349,000   35,568
    Berjaya Sports Toto Bhd...................................  70,900   61,729
    BIMB Holdings Bhd.........................................  12,000   12,960
    British American Tobacco Malaysia Bhd.....................   4,500   79,616
*   Bumi Armada Bhd........................................... 141,200   40,845
    Bursa Malaysia Bhd........................................  27,500   58,090
    Cahya Mata Sarawak Bhd....................................  62,900   95,794
    Carlsberg Brewery Malaysia Bhd Class B....................  11,400   37,275
    CIMB Group Holdings Bhd...................................  95,700  134,565
    Coastal Contracts Bhd.....................................  22,700   14,648
    Dayang Enterprise Holdings Bhd............................  39,800   22,221
    Dialog Group Bhd..........................................  54,200   22,780
    DiGi.Com Bhd..............................................  77,600  109,586
    DRB-Hicom Bhd............................................. 200,400   74,405
    Eastern & Oriental Bhd.................................... 112,500   52,091
*   Evergreen Fibreboard Bhd..................................  52,300   26,852
    Gamuda Bhd................................................  46,500   58,640
    Genting Bhd............................................... 127,700  271,560
    Genting Malaysia Bhd...................................... 106,800  119,256
    Genting Plantations Bhd...................................  26,100   70,869
    Globetronics Technology Bhd...............................  18,100   29,039
    Guinness Anchor Bhd.......................................   5,800   21,532
    HAP Seng Consolidated Bhd.................................  63,700   89,772
    Hartalega Holdings Bhd....................................  12,100   27,353
    Hong Leong Bank Bhd.......................................  30,500  108,230
    Hong Leong Financial Group Bhd............................  27,900  115,593
    IHH Healthcare Bhd........................................  17,400   27,356
    IJM Corp. Bhd............................................. 220,450  392,557
    Inari Amertron Bhd........................................  30,700   27,634
    IOI Corp. Bhd.............................................  93,400  103,535
    Karex Bhd.................................................  32,300   29,330
*   KNM Group Bhd............................................. 193,920   29,304
    Kossan Rubber Industries..................................  19,500   37,212
    KPJ Healthcare Bhd........................................  47,200   53,065
    KSL Holdings Bhd..........................................  95,200   41,378
    Kuala Lumpur Kepong Bhd...................................  10,200   58,668
    Kulim Malaysia Bhd........................................  54,900   35,871
    Lafarge Malaysia Bhd......................................  20,700   51,166
    Magnum Bhd................................................  71,600   50,511
    Mah Sing Group Bhd........................................ 212,375   84,368
    Malayan Banking Bhd....................................... 122,043  293,394
    Malaysia Airports Holdings Bhd............................  50,600   78,443
*   Malaysia Marine and Heavy Engineering Holdings Bhd........  61,800   18,399
    Malaysian Pacific Industries Bhd..........................  15,600   29,517
    Malaysian Resources Corp. Bhd............................. 201,000   56,832
    Matrix Concepts Holdings Bhd..............................  37,333   24,784
    Maxis Bhd.................................................  20,700   36,088
    MBM Resources BHD.........................................  26,700   23,786
    Media Prima Bhd...........................................  99,600   34,686

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
MALAYSIA -- (Continued)
    MISC Bhd..........................................  49,300 $  100,515
    MMC Corp. Bhd..................................... 137,400     78,735
    Muhibbah Engineering M Bhd........................  77,600     45,784
    My EG Services Bhd................................  35,100     24,196
    Oldtown Bhd.......................................  48,400     21,475
    OSK Holdings Bhd..................................  80,100     37,727
    Padini Holdings Bhd...............................  60,100     21,052
*   Parkson Holdings Bhd..............................  66,780     23,445
    Perdana Petroleum Bhd.............................  46,500     18,796
*   Perisai Petroleum Teknologi Bhd................... 141,200     14,534
    Petronas Chemicals Group Bhd...................... 109,100    182,815
    Petronas Dagangan Bhd.............................  13,400     73,857
    Petronas Gas Bhd..................................   9,500     54,725
    Pos Malaysia Bhd..................................  54,600     61,188
    PPB Group Bhd.....................................  22,100     89,276
    Press Metal Bhd...................................  89,900     57,779
    Public Bank Bhd...................................  38,700    192,243
    QL Resources Bhd..................................  20,900     23,094
    RHB Capital Bhd...................................  37,820     73,529
    Sapurakencana Petroleum Bhd....................... 454,500    290,509
    Scientex Bhd......................................   8,200     15,212
    Sime Darby Bhd....................................  60,100    137,081
    SP Setia Bhd Group................................  53,108     42,353
    Sunway Bhd........................................ 102,900     93,330
*   Sunway Construction Group Bhd.....................  10,290      3,175
    Supermax Corp. Bhd................................  87,100     56,044
    Syarikat Takaful Malaysia Bhd.....................  28,600     29,842
    TDM Bhd...........................................   3,500        599
    Telekom Malaysia Bhd..............................  41,700     71,430
    Tenaga Nasional Bhd...............................  40,700    129,746
    Top Glove Corp. Bhd...............................  45,500     90,698
    UEM Edgenta Bhd...................................  36,500     32,890
    UEM Sunrise Bhd................................... 154,900     39,436
    UMW Holdings Bhd..................................  63,600    166,341
    UMW Oil & Gas Corp. Bhd...........................  28,300     10,200
    Unisem M Bhd......................................  91,500     54,124
    UOA Development Bhd...............................  32,000     16,325
    VS Industry Bhd...................................  29,100     48,360
    WCT Holdings Bhd.................................. 107,878     39,480
    Yinson Holdings Bhd...............................  26,100     20,874
    YTL Corp. Bhd..................................... 722,000    298,275
    YTL Power International Bhd.......................  58,000     23,811
                                                               ----------
TOTAL MALAYSIA........................................          7,021,177
                                                               ----------
MEXICO -- (0.9%)
    Alfa S.A.B. de C.V. Class A....................... 289,019    574,182
    Alpek S.A.B. de C.V...............................  40,912     56,445
    Alsea S.A.B. de C.V...............................  66,805    216,388
    America Movil S.A.B. de C.V. Series L............. 153,500    149,284
    America Movil S.A.B. de C.V. Series L ADR.........  26,000    503,880
    Arca Continental S.A.B. de C.V....................  45,478    273,136
*   Axtel S.A.B. de C.V............................... 138,388     51,705
#   Banregio Grupo Financiero S.A.B. de C.V...........  34,417    196,836

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
MEXICO -- (Continued)
    Bolsa Mexicana de Valores S.A.B. de C.V...............  53,426 $ 95,761
*   Cemex S.A.B. de C.V...................................  51,064   43,545
*   Cemex S.A.B. de C.V. Sponsored ADR....................  55,432  471,172
    Coca-Cola Femsa S.A.B. de C.V. Series L...............  12,000   90,712
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR..........     800   60,440
*   Consorcio ARA S.A.B. de C.V. Series *................. 120,900   48,698
    Controladora Comercial Mexicana S.A.B. de C.V.........  39,900  117,180
    Corp. Inmobiliaria Vesta S.A.B. de C.V................  71,900  120,930
    Credito Real S.A.B. de C.V. SOFOM ER..................  17,300   39,362
    El Puerto de Liverpool S.A.B. de C.V..................   5,500   64,495
#*  Empresas ICA S.A.B. de C.V............................  42,400   26,789
*   Empresas ICA S.A.B. de C.V. Sponsored ADR.............   5,100   13,005
    Fomento Economico Mexicano S.A.B. de C.V..............   2,900   26,314
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR.................................................   4,900  444,136
*   Genomma Lab Internacional S.A.B. de C.V. Class B......  42,900   39,938
    Gentera S.A.B. de C.V................................. 143,249  246,624
    Gruma S.A.B. de C.V. Class B..........................  20,200  264,277
*   Grupo Aeromexico S.A.B. de C.V........................  89,400  140,432
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V....  24,400  135,474
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR... 1,600 126,208 Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class
      B...................................................  15,461  122,009
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR....     500   74,805
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
       Class B............................................   7,900  118,104
*   Grupo Bimbo S.A.B. de C.V. Series A...................  51,200  137,211
    Grupo Carso S.A.B. de C.V. Series A1..................  42,191  191,441
    Grupo Comercial Chedraui SA de C.V....................  48,195  133,675
#   Grupo Elektra S.A.B. de C.V...........................   1,630   35,256
*   Grupo Famsa S.A.B. de C.V. Class A....................  23,600   16,844
    Grupo Financiero Banorte S.A.B. de C.V................ 108,747  574,495
    Grupo Financiero Inbursa S.A.B. de C.V................ 107,500  243,522
    Grupo Financiero Interacciones SA de C.V..............  11,517   71,829
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B.............................................  67,246  120,031
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.........................................   5,600   50,120
    Grupo Herdez S.A.B. de C.V. Series *..................  20,300   54,264
    Grupo Mexico S.A.B. de C.V. Series B.................. 158,000  431,564
    Grupo Sanborns S.A.B. de C.V..........................  54,000   86,702
*   Grupo Simec S.A.B. de C.V. Series B...................  16,700   47,791
#   Grupo Televisa S.A.B. Series CPO......................  10,700   74,536
    Grupo Televisa S.A.B. Sponsored ADR...................  14,900  519,414
*   Hoteles City Express S.A.B. de C.V....................  30,957   45,112
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V................................  18,300   35,549
    Industrias Bachoco S.A.B. de C.V. ADR.................     200   11,418
    Industrias Bachoco S.A.B. de C.V. Series B............  19,674   94,020
*   Industrias CH S.A.B. de C.V. Series B.................  27,616   97,695
    Industrias Penoles S.A.B. de C.V......................   4,940   75,281
    Infraestructura Energetica Nova S.A.B. de C.V.........  15,657   76,184
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A....... 102,300  237,520
    Megacable Holdings S.A.B. de C.V......................  55,526  225,102
    Mexichem S.A.B. de C.V................................ 108,148  316,809
*   Minera Frisco S.A.B. de C.V...........................  11,800    7,001
*   OHL Mexico S.A.B. de C.V..............................  25,700   42,077
    Organizacion Soriana S.A.B. de C.V. Class B...........  28,000   55,783
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V.................................................  12,400  142,235

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
MEXICO -- (Continued)
*   Qualitas Controladora S.A.B. de C.V...............  30,704 $   52,499
#   TV Azteca S.A.B. de C.V...........................  34,900      6,736
    Wal-Mart de Mexico S.A.B. de C.V.................. 122,000    295,753
                                                               ----------
TOTAL MEXICO..........................................          9,557,735
                                                               ----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV............................  16,878    529,410
    Accell Group......................................   4,174     91,530
    Aegon NV(007924103)...............................   3,084     23,747
    Aegon NV(5927375).................................  86,333    664,051
    Akzo Nobel NV.....................................  21,479  1,536,931
    Akzo Nobel NV Sponsored ADR.......................   1,806     43,019
*   AMG Advanced Metallurgical Group NV...............   6,486     54,573
    Amsterdam Commodities NV..........................   3,793     97,856
#*  APERAM SA.........................................   7,374    271,642
    Arcadis NV........................................   9,658    253,253
    ArcelorMittal(B03XPL1)............................  32,509    293,439
    ArcelorMittal(B295F26)............................  11,759    106,066
    ASM International NV..............................   7,474    336,064
    ASML Holding NV(B929F46)..........................   1,499    149,009
    ASML Holding NV(B908F01)..........................   2,210    219,166
    BE Semiconductor Industries NV....................   4,791    113,936
    Beter Bed Holding NV..............................   1,634     40,028
    BinckBank NV......................................   8,985     85,107
    Boskalis Westminster NV...........................  14,017    684,834
    Brunel International NV...........................   3,230     63,231
    Corbion NV........................................   8,378    176,091
    Delta Lloyd NV....................................  24,239    429,868
*   Fugro NV..........................................  12,747    266,629
    Gemalto NV........................................   8,909    764,453
*   Grontmij NV.......................................   3,131     15,395
*   Heijmans NV.......................................   4,825     59,051
    Heineken NV.......................................   3,532    277,755
    ING Groep NV......................................  49,048    834,167
    ING Groep NV Sponsored ADR........................  38,057    646,208
    KAS Bank NV.......................................   1,425     18,177
    Kendrion NV.......................................   3,032     90,466
    Koninklijke Ahold NV..............................  73,524  1,463,258
*   Koninklijke BAM Groep NV..........................  35,661    165,203
    Koninklijke DSM NV................................  21,139  1,206,391
#   Koninklijke KPN NV................................ 335,974  1,327,460
    Koninklijke Philips NV(5986622)...................  28,086    782,650
    Koninklijke Philips NV(500472303).................  18,911    525,915
    Koninklijke Ten Cate NV...........................   4,763    128,438
    Koninklijke Vopak NV..............................   6,744    352,317
*   Ordina NV.........................................  15,011     21,122
*   PostNL NV.........................................  57,481    246,097
    Randstad Holding NV...............................  12,401    846,890
    RELX NV...........................................  28,746    478,421
    RELX NV Sponsored ADR.............................   3,667     60,975
#*  Royal Imtech NV...................................   2,423      7,662
*   SBM Offshore NV...................................  31,065    377,953
    Sligro Food Group NV..............................   1,258     48,371
    TKH Group NV......................................   6,692    287,153

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
NETHERLANDS -- (Continued)
    TNT Express NV....................................  52,638 $   440,529
*   TomTom NV.........................................  14,090     152,356
    Unilever NV(904784709)............................  15,723     704,862
    Unilever NV(B12T3J1)..............................   6,494     290,920
    USG People NV.....................................   9,555     145,871
    Wessanen..........................................  10,190     109,215
    Wolters Kluwer NV.................................  29,525     977,237
                                                               -----------
TOTAL NETHERLANDS.....................................          20,382,418
                                                               -----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd..............................  95,375     166,124
    Auckland International Airport, Ltd...............  82,287     293,715
*   Chorus, Ltd.......................................  21,628      40,975
#   Contact Energy, Ltd...............................  56,261     183,788
*   Diligent Corp.....................................   8,108      30,696
    Ebos Group, Ltd...................................   3,835      27,582
    Fisher & Paykel Healthcare Corp., Ltd.............  39,742     196,624
    Fletcher Building, Ltd.(6341606)..................  59,295     309,843
    Fletcher Building, Ltd.(6341617)..................   2,494      13,083
    Freightways, Ltd..................................  13,687      52,197
    Genesis Energy, Ltd...............................  29,656      33,482
    Infratil, Ltd.....................................  63,991     136,423
#   Mainfreight, Ltd..................................  12,514     125,982
    Metlifecare, Ltd..................................  20,177      64,580
#   Mighty River Power, Ltd...........................  40,676      74,114
    Nuplex Industries, Ltd............................  23,814      71,485
#   Port of Tauranga, Ltd.............................   7,758      90,265
    Restaurant Brands New Zealand, Ltd................   3,753      10,380
    Ryman Healthcare, Ltd.............................  12,031      66,687
    SKY Network Television, Ltd.......................  65,258     263,569
#   SKYCITY Entertainment Group, Ltd..................  87,948     256,476
    Spark New Zealand, Ltd............................ 171,727     335,385
    Summerset Group Holdings, Ltd.....................  28,074      77,417
    Trade Me Group, Ltd...............................  55,872     124,970
#   TrustPower, Ltd...................................   1,960      10,134
    Vector, Ltd.......................................  24,043      52,698
*   Xero, Ltd.........................................   3,239      37,846
    Z Energy, Ltd.....................................  14,750      56,425
                                                               -----------
TOTAL NEW ZEALAND.....................................           3,202,945
                                                               -----------
NORWAY -- (0.6%)
*   Akastor ASA.......................................  21,418      29,148
#   Aker ASA Class A..................................   6,163     128,588
    Aker Solutions ASA................................   5,237      20,844
    American Shipping ASA.............................   1,624       8,678
*   Archer, Ltd.......................................  21,569       5,550
    Atea ASA..........................................   7,404      63,936
    Austevoll Seafood ASA.............................  18,328      95,310
    Bakkafrost P/F....................................   3,244      98,478
    BW Offshore, Ltd..................................  27,960      16,704
*   Det Norske Oljeselskap ASA........................   9,999      61,299
    DNB ASA...........................................  33,276     542,480

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
NORWAY -- (Continued)
#*  DNO ASA...........................................  64,856 $   60,241
*   Fred Olsen Energy ASA.............................   6,656     30,939
#*  Frontline, Ltd....................................  16,104     49,276
    Gjensidige Forsikring ASA.........................   5,150     82,757
#   Hexagon Composites ASA............................   4,649     13,782
    Hoegh LNG Holdings, Ltd...........................   1,329     21,285
*   Kongsberg Automotive ASA..........................  91,322     57,061
    Kongsberg Gruppen ASA.............................   4,879     81,727
    Kvaerner ASA......................................  14,228      8,192
    Leroy Seafood Group ASA...........................   2,475     85,114
    Marine Harvest ASA................................  15,553    191,981
#*  Nordic Semiconductor ASA..........................   7,410     47,340
    Norsk Hydro ASA...................................  61,865    230,708
#*  Norwegian Air Shuttle ASA.........................   1,413     60,971
#   Opera Software ASA................................   2,434     19,435
    Orkla ASA.........................................  12,237     97,526
    Petroleum Geo-Services ASA........................  37,357    170,100
    Prosafe SE........................................  34,822    101,624
#*  REC Silicon ASA................................... 524,932     94,542
*   REC Solar ASA.....................................   1,222     15,940
    Salmar ASA........................................   4,691     74,179
    Schibsted ASA.....................................   2,647     92,487
*   Schibsted ASA Class B.............................   1,489     48,671
#   Seadrill, Ltd.(B09RMQ1)...........................  29,417    264,687
#   Seadrill, Ltd.(B0HWHV8)...........................  19,178    170,876
    SpareBank 1 SR-Bank ASA...........................  23,414    138,994
    Statoil ASA.......................................  61,929  1,044,039
#   Statoil ASA Sponsored ADR.........................  13,666    231,092
    Stolt-Nielsen, Ltd................................   3,263     52,717
*   Storebrand ASA....................................  61,671    248,405
*   Subsea 7 SA.......................................  30,110    263,803
    Telenor ASA.......................................  11,590    254,586
#   TGS Nopec Geophysical Co. ASA.....................  10,020    210,779
    Tomra Systems ASA.................................  12,754    112,943
    Veidekke ASA......................................   7,006     77,953
    Wilh Wilhelmsen ASA...............................   2,459     14,345
    Wilh Wilhelmsen Holding ASA Class A...............   2,194     47,328
    Yara International ASA............................   3,792    188,668
                                                               ----------
TOTAL NORWAY..........................................          6,128,108
                                                               ----------
PERU -- (0.0%)
    Cia de Minas Buenaventura SAA ADR.................   1,300      9,256
    Credicorp, Ltd....................................   1,267    167,117
                                                               ----------
TOTAL PERU............................................            176,373
                                                               ----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc......................  37,870     48,445
    Aboitiz Power Corp................................  42,800     40,883
    Alliance Global Group, Inc........................ 203,100    100,317
    Ayala Corp........................................   4,920     83,922
    Ayala Land, Inc................................... 147,600    120,611
    Bank of the Philippine Islands....................  41,160     85,420

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
PHILIPPINES -- (Continued)
    BDO Unibank, Inc..................................    51,360 $  112,816
    Belle Corp........................................   455,000     36,845
    Bloomberry Resorts Corp...........................   306,800     65,091
    Cebu Air, Inc.....................................    40,640     82,691
    Cosco Capital, Inc................................   212,800     34,421
    D&L Industries, Inc...............................   100,200     47,192
    DMCI Holdings, Inc................................   225,200     58,579
*   East West Banking Corp............................    32,300     15,296
    Emperador, Inc....................................    59,900     11,533
    Energy Development Corp........................... 1,048,100    164,192
    Filinvest Land, Inc............................... 1,525,000     63,028
    First Gen Corp....................................   112,900     63,830
    First Philippine Holdings Corp....................    42,380     76,728
    Globe Telecom, Inc................................     2,005    113,111
    GT Capital Holdings, Inc..........................     5,335    163,377
    International Container Terminal Services, Inc....    27,700     66,525
    JG Summit Holdings, Inc...........................    60,260     95,428
    Jollibee Foods Corp...............................    15,630     64,903
    Lopez Holdings Corp...............................   371,300     58,523
    LT Group, Inc.....................................   178,900     58,096
    Manila Electric Co................................     4,050     26,458
    Manila Water Co., Inc.............................   111,900     61,082
    Megaworld Corp.................................... 1,272,200    131,791
    Metro Pacific Investments Corp....................   776,400     82,341
    Metropolitan Bank & Trust Co......................    21,144     40,819
    Petron Corp.......................................   346,100     75,637
    Philippine Long Distance Telephone Co.............     1,290     81,747
    Philippine Long Distance Telephone Co. Sponsored
      ADR.............................................       900     57,915
*   Philippine National Bank..........................    37,990     52,736
    Puregold Price Club, Inc..........................    91,500     74,039
    Rizal Commercial Banking Corp.....................    15,300     13,168
    Robinsons Land Corp...............................   214,500    131,995
    Robinsons Retail Holdings, Inc....................    35,700     58,899
    San Miguel Corp...................................    26,490     32,598
    Security Bank Corp................................    45,060    146,619
    Semirara Mining and Power Corp....................    17,490     45,686
    SM Investments Corp...............................     4,930     96,282
    SM Prime Holdings, Inc............................   178,400     83,600
    Travellers International Hotel Group, Inc.........    98,200     11,444
    Union Bank of the Philippines.....................    11,570     15,012
    Universal Robina Corp.............................    24,580    102,863
    Vista Land & Lifescapes, Inc......................   668,600    103,486
                                                                 ----------
TOTAL PHILIPPINES.....................................            3,458,020
                                                                 ----------
POLAND -- (0.3%)
*   Alior Bank SA.....................................     6,119    140,376
*   AmRest Holdings SE................................     1,327     60,723
    Asseco Poland SA..................................     4,307     65,765
    Bank Handlowy w Warszawie SA......................     2,822     69,382
*   Bank Millennium SA................................    23,433     38,233
    Bank Pekao SA.....................................     2,772    116,944
*   Bank Zachodni WBK SA..............................       881     70,250
    Boryszew SA.......................................    12,353     19,565

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
POLAND -- (Continued)
    Budimex SA........................................       464 $   22,800
    CCC SA............................................     1,503     76,851
*   CD Projekt Red SA.................................     4,334     30,477
*   Cyfrowy Polsat SA.................................    16,884    103,350
    Enea SA...........................................    30,388    118,761
    Energa SA.........................................     3,196     17,241
    Eurocash SA.......................................     8,043     92,444
*   Getin Noble Bank SA...............................    32,891     10,537
*   Grupa Azoty SA....................................     7,430    167,226
    Grupa Kety SA.....................................       244     19,656
*   Grupa Lotos SA....................................    13,869    115,941
    ING Bank Slaski SA................................     1,055     35,057
    Kernel Holding SA.................................     8,287     96,001
    KGHM Polska Miedz SA..............................    13,847    347,980
    KRUK SA...........................................       669     30,801
    LPP SA............................................        35     71,469
    Lubelski Wegiel Bogdanka SA.......................     1,918     26,628
*   mBank SA..........................................       611     61,238
    Netia SA..........................................    13,254     19,862
    Orange Polska SA..................................    40,980     88,309
    PGE Polska Grupa Energetyczna SA..................    74,582    350,390
    Polski Koncern Naftowy Orlen SA...................    16,364    330,016
    Polskie Gornictwo Naftowe i Gazownictwo SA........    40,356     67,254
    Powszechna Kasa Oszczednosci Bank Polski SA.......    29,617    229,320
    Powszechny Zaklad Ubezpieczen SA..................     1,156    132,100
    Synthos SA........................................    61,670     77,054
    Tauron Polska Energia SA..........................    64,447     64,758
    TVN SA............................................     6,657     35,031
    Warsaw Stock Exchange.............................     1,110     14,378
                                                                 ----------
TOTAL POLAND..........................................            3,434,168
                                                                 ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA.....................................    18,331     77,886
*   Banco BPI SA......................................    23,504     26,649
#*  Banco Comercial Portugues SA...................... 4,985,647    382,014
    Corticeira Amorim SGPS SA.........................     4,333     21,372
    CTT-Correios de Portugal SA.......................     7,393     76,221
    EDP - Energias de Portugal SA.....................    67,148    248,364
    EDP Renovaveis SA.................................    37,766    276,335
    Galp Energia SGPS SA..............................    35,452    410,016
    Jeronimo Martins SGPS SA..........................    16,100    239,281
#   Mota-Engil SGPS SA................................     5,569     14,791
    NOS SGPS SA.......................................    17,847    151,022
    Portucel SA.......................................    60,318    229,609
    REN - Redes Energeticas Nacionais SGPS SA.........    28,401     85,105
    Sonae SGPS SA.....................................   117,503    162,899
                                                                 ----------
TOTAL PORTUGAL........................................            2,401,564
                                                                 ----------
RUSSIA -- (0.2%)
    Gazprom PAO Sponsored ADR.........................    93,136    428,167
*   Globaltrans Investment P.L.C......................     3,503     12,593
    Lukoil PJSC Sponsored ADR.........................     6,412    264,037

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
RUSSIA -- (Continued)
    Magnitogorsk Iron & Steel Works OJSC GDR..........  12,652 $   51,306
*   Mail.ru Group, Ltd. GDR...........................   1,819     34,051
    MegaFon PJSC GDR..................................   4,740     58,654
    MMC Norilsk Nickel PJSC ADR.......................   4,413     68,082
    NOVATEK OAO GDR...................................     383     38,058
    Novolipetsk Steel OJSC GDR........................   2,410     31,642
    Phosagro OAO GDR..................................     991     13,453
    PIK Group GDR.....................................   5,506     14,421
    Rosneft OAO GDR...................................  21,859     83,871
    Rostelecom PJSC Sponsored ADR.....................   4,893     40,337
    RusHydro JSC ADR..................................  81,875     72,936
    Sberbank of Russia Sponsored ADR..................  91,052    447,969
    Severstal PAO GDR.................................   6,022     67,832
    Tatneft OAO Sponsored ADR.........................   7,107    208,094
    Uralkali PJSC GDR.................................   7,570     99,945
    VimpelCom, Ltd....................................  25,300    146,234
    VTB Bank JSC GDR..................................  48,104    113,004
*   X5 Retail Group NV GDR............................   2,592     46,240
                                                               ----------
TOTAL RUSSIA..........................................          2,340,926
                                                               ----------
SINGAPORE -- (0.9%)
#*  Biosensors International Group, Ltd............... 178,600     90,517
*   Boustead Projects, Ltd............................   3,600      2,267
    Boustead Singapore, Ltd...........................  49,800     43,597
    Bukit Sembawang Estates, Ltd......................   3,000     10,761
    CapitaLand, Ltd................................... 106,300    249,451
#   China Merchants Holdings Pacific, Ltd.............  88,305     65,449
    Chip Eng Seng Corp., Ltd.......................... 101,200     54,572
    City Developments, Ltd............................  20,500    139,519
    ComfortDelGro Corp., Ltd.......................... 119,400    262,022
#   Cosco Corp. Singapore, Ltd........................ 135,400     38,480
    CSE Global, Ltd...................................  44,000     17,155
    CWT, Ltd..........................................  45,800     74,813
    Dairy Farm International Holdings, Ltd............   6,500     53,720
    DBS Group Holdings, Ltd...........................  42,800    630,111
#   Dyna-Mac Holdings, Ltd............................  38,000      6,221
#   Ezion Holdings, Ltd............................... 253,700    159,512
#*  Ezra Holdings, Ltd................................ 803,479     78,812
    First Resources, Ltd.............................. 110,000    152,184
    Frasers Centrepoint, Ltd..........................  33,400     40,697
    Genting Singapore P.L.C........................... 190,700    122,200
    Global Logistic Properties, Ltd...................  68,300    114,556
    Golden Agri-Resources, Ltd........................ 873,500    200,454
    Great Eastern Holdings, Ltd.......................   4,000     67,661
    GuocoLand, Ltd....................................  11,000     18,357
    GuocoLeisure, Ltd.................................  69,900     46,825
    Ho Bee Land, Ltd..................................  48,400     70,924
    Hong Fok Corp., Ltd...............................  22,000     13,468
    Hongkong Land Holdings, Ltd.......................  13,000    100,023
    Hutchison Port Holdings Trust..................... 401,100    240,735
#   Hyflux, Ltd.......................................  84,900     51,889
    Indofood Agri Resources, Ltd......................  86,300     36,801
    Jardine Cycle & Carriage, Ltd.....................   5,933    127,786

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SINGAPORE -- (Continued)
    Keppel Corp., Ltd.................................  53,700 $  293,362
    Keppel Infrastructure Trust.......................  44,800     16,971
    Lian Beng Group, Ltd..............................  40,000     16,179
    M1, Ltd...........................................  38,100     86,850
#   Midas Holdings, Ltd............................... 272,500     62,465
    Nam Cheong, Ltd................................... 133,000     22,254
#*  Neptune Orient Lines, Ltd......................... 158,600    107,004
    Noble Group, Ltd.................................. 558,300    185,284
#   Olam International, Ltd...........................  83,900    112,433
    OSIM International, Ltd...........................  43,900     51,036
    OUE, Ltd..........................................  46,400     65,498
#   Oversea-Chinese Banking Corp., Ltd................ 105,037    787,678
#   Petra Foods, Ltd..................................   5,000     10,452
    Raffles Education Corp., Ltd......................  50,000     10,541
    Raffles Medical Group, Ltd........................  46,107    161,077
    SATS, Ltd.........................................  47,000    128,989
    SembCorp Industries, Ltd..........................  85,200    221,605
#   SembCorp Marine, Ltd..............................  87,600    166,479
    Sheng Siong Group, Ltd............................ 106,100     69,140
    Sinarmas Land, Ltd................................ 183,700     74,284
    Singapore Airlines, Ltd...........................  62,400    488,150
    Singapore Exchange, Ltd...........................  26,000    151,156
    Singapore Post, Ltd............................... 128,900    183,552
    Singapore Press Holdings, Ltd.....................  54,000    164,521
    Singapore Technologies Engineering, Ltd...........  55,000    131,498
    Singapore Telecommunications, Ltd.................  96,400    287,910
#*  Sino Grandness Food Industry Group, Ltd...........  38,000      8,701
    SMRT Corp., Ltd...................................  65,600     66,160
    Stamford Land Corp., Ltd..........................  26,000     10,891
    StarHub, Ltd......................................  30,000     83,761
    Super Group, Ltd.................................. 107,200     78,480
#*  Swiber Holdings, Ltd..............................  58,500      6,329
#   Swissco Holdings, Ltd.............................  16,000      4,079
    Tat Hong Holdings, Ltd............................  18,000      6,641
    Tuan Sing Holdings, Ltd...........................  58,000     14,781
    UMS Holdings, Ltd.................................  27,000     10,037
#   United Engineers, Ltd.............................  70,900    128,588
    United Industrial Corp., Ltd......................  18,000     43,951
    United Overseas Bank, Ltd.........................  32,400    524,509
    UOB-Kay Hian Holdings, Ltd........................  13,000     14,214
#   UOL Group, Ltd....................................  50,800    248,182
*   Vard Holdings, Ltd................................ 140,900     46,635
    Venture Corp., Ltd................................  43,700    250,052
    Wilmar International, Ltd.........................  56,800    132,451
    Wing Tai Holdings, Ltd............................  88,600    121,742
                                                               ----------
TOTAL SINGAPORE.......................................          9,238,091
                                                               ----------
SOUTH AFRICA -- (1.7%)
    Abdee RF, Ltd.....................................   1,496      4,046
*   Adcock Ingram Holdings, Ltd.......................   8,475     33,606
    Adcorp Holdings, Ltd..............................   8,176     20,613
    Advtech, Ltd......................................   4,713      4,562
    Aeci, Ltd.........................................  17,644    150,951

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
SOUTH AFRICA -- (Continued)
    African Rainbow Minerals, Ltd.....................   6,489 $ 35,647
*   Anglo American Platinum, Ltd......................   3,455   71,895
*   AngloGold Ashanti, Ltd. Sponsored ADR.............  71,212  435,817
*   ArcelorMittal South Africa, Ltd...................   7,367    8,508
    Aspen Pharmacare Holdings, Ltd....................  12,666  370,895
    Assore, Ltd.......................................     975    6,504
    Astral Foods, Ltd.................................   9,073  119,980
*   Attacq, Ltd.......................................  23,730   41,286
*   Aveng, Ltd........................................  22,747   11,572
    AVI, Ltd..........................................  62,201  392,064
#   Barclays Africa Group, Ltd........................  23,806  349,982
    Barloworld, Ltd...................................  39,767  282,135
    Bidvest Group, Ltd. (The).........................  24,535  595,772
*   Brait SE..........................................   5,946   71,774
    Capitec Bank Holdings, Ltd........................   3,541  130,392
    Cashbuild, Ltd....................................   3,806   90,847
    City Lodge Hotels, Ltd............................   2,829   31,596
    Clicks Group, Ltd.................................  24,623  187,392
    Clover Industries, Ltd............................  15,818   22,582
*   Consolidated Infrastructure Group, Ltd............   8,603   21,055
    Coronation Fund Managers, Ltd.....................  18,831  115,186
    DataTec, Ltd......................................  38,087  205,137
    Discovery, Ltd....................................  30,509  326,899
    Distell Group, Ltd................................   1,651   22,281
#   EOH Holdings, Ltd.................................  10,403  141,591
    Exxaro Resources, Ltd.............................  12,620   74,549
    Famous Brands, Ltd................................  13,156  134,093
    FirstRand, Ltd....................................  90,699  391,824
    Foschini Group, Ltd. (The)........................  29,861  339,294
    Gold Fields, Ltd..................................   4,094   11,184
    Gold Fields, Ltd. Sponsored ADR................... 116,224  320,778
    Grindrod, Ltd.....................................  24,584   25,948
    Group Five, Ltd...................................   5,162    9,592
#*  Harmony Gold Mining Co., Ltd......................  38,004   36,119
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.......  29,949   29,886
    Hudaco Industries, Ltd............................   4,962   49,657
    Illovo Sugar, Ltd.................................  29,361   30,970
*   Impala Platinum Holdings, Ltd.....................  26,110   93,713
    Imperial Holdings, Ltd............................  29,554  396,660
    Investec, Ltd.....................................  14,291  129,414
    Invicta Holdings, Ltd.............................   1,753    8,722
    JSE, Ltd..........................................   7,456   86,806
    KAP Industrial Holdings, Ltd...................... 110,937   54,666
    Kumba Iron Ore, Ltd...............................   1,958   16,751
#   Lewis Group, Ltd..................................  21,067   95,532
    Liberty Holdings, Ltd.............................  20,385  228,947
    Life Healthcare Group Holdings, Ltd...............  98,265  289,945
    Massmart Holdings, Ltd............................  19,645  208,108
    Mediclinic International, Ltd.....................  18,366  163,408
    Metair Investments, Ltd...........................  31,881   90,150
    MMI Holdings, Ltd................................. 130,627  303,944
    Mondi, Ltd........................................   9,117  218,161
    Mpact, Ltd........................................  18,996   67,635

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SOUTH AFRICA -- (Continued)
    Mr Price Group, Ltd............................... 14,700 $   292,747
    MTN Group, Ltd.................................... 89,235   1,485,652
    Murray & Roberts Holdings, Ltd.................... 20,995      21,539
    Nampak, Ltd....................................... 68,553     172,570
    Naspers, Ltd. Class N.............................  5,379     749,635
    Nedbank Group, Ltd................................ 13,893     276,533
    Netcare, Ltd...................................... 94,830     302,172
*   Northam Platinum, Ltd............................. 27,592      74,751
    Oceana Group, Ltd.................................  8,020      63,364
    Omnia Holdings, Ltd...............................  9,639     133,277
    Peregrine Holdings, Ltd........................... 26,791      70,038
    Pick n Pay Stores, Ltd............................ 27,004     126,272
    Pioneer Foods, Ltd................................  7,774     121,657
    PPC, Ltd.......................................... 35,874      63,816
    PSG Group, Ltd....................................  9,751     153,906
    Raubex Group, Ltd................................. 15,583      22,624
    Resilient Property Income Fund, Ltd...............  2,252      17,863
    Reunert, Ltd...................................... 31,130     155,427
*   Royal Bafokeng Platinum, Ltd......................  7,081      20,305
    Sanlam, Ltd....................................... 88,150     465,701
    Santam, Ltd.......................................  5,860      99,155
*   Sappi, Ltd........................................ 99,903     328,279
*   Sappi, Ltd. Sponsored ADR.........................  3,300      10,296
    Sasol, Ltd........................................  8,180     282,381
    Sasol, Ltd. Sponsored ADR......................... 13,716     472,928
    Shoprite Holdings, Ltd............................ 20,156     267,472
    Sibanye Gold, Ltd................................. 88,555     115,407
    Sibanye Gold, Ltd. Sponsored ADR..................  7,300      39,055
    Spar Group, Ltd. (The)............................ 13,748     214,984
    Spur Corp., Ltd...................................  3,691      10,882
    Standard Bank Group, Ltd.......................... 67,066     805,405
    Steinhoff International Holdings, Ltd............. 87,388     528,352
    Sun International, Ltd............................ 20,989     190,174
*   Super Group, Ltd.................................. 66,514     186,201
    Telkom SA SOC, Ltd................................ 51,185     248,678
    Tiger Brands, Ltd.................................  8,445     189,831
    Tongaat Hulett, Ltd............................... 15,407     148,311
    Trencor, Ltd...................................... 22,422     106,019
    Truworths International, Ltd...................... 31,884     215,473
    Tsogo Sun Holdings, Ltd........................... 58,362     110,090
    Vodacom Group, Ltd................................  6,929      80,109
    Wilson Bayly Holmes-Ovcon, Ltd....................  9,930      74,856
    Woolworths Holdings, Ltd.......................... 32,314     253,112
                                                              -----------
TOTAL SOUTH AFRICA....................................         17,976,322
                                                              -----------
SOUTH KOREA -- (3.8%)
    Able C&C Co., Ltd.................................  1,597      29,668
    AfreecaTV Co., Ltd................................  1,213      34,456
#*  AJ Rent A Car Co., Ltd............................  3,223      40,072
    AK Holdings, Inc..................................    884      69,644
#*  ALUKO Co., Ltd....................................  6,630      45,452
    Amorepacific Corp.................................    411     144,893
    AMOREPACIFIC Group................................    720     120,125

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
SOUTH KOREA -- (Continued)
    Anapass, Inc............................................  2,793 $ 24,480
    Asia Cement Co., Ltd.(BGCB6C6)..........................    213   20,915
    Asia Cement Co., Ltd.(6057152)..........................    233   27,507
*   Asiana Airlines, Inc.................................... 23,517  119,655
    AtlasBX Co., Ltd........................................  1,173   35,725
    Binggrae Co., Ltd.......................................    942   66,184
    Bluecom Co., Ltd........................................  1,728   25,517
    BNK Financial Group, Inc................................ 40,424  475,195
    Bukwang Pharmaceutical Co., Ltd.........................    902   20,442
    Cell Biotech Co., Ltd...................................  1,192   62,288
*   Celltrion, Inc..........................................    561   37,176
*   Chabio & Diostech Co., Ltd..............................  2,739   37,011
*   Cheil Worldwide, Inc....................................  4,072   66,680
*   China Great Star International, Ltd.....................  9,662   19,639
*   China Ocean Resources Co., Ltd.......................... 15,035   47,984
    Chong Kun Dang Pharmaceutical Corp......................    481   33,668
    Chongkundang Holdings Corp..............................    451   38,128
    CJ CGV Co., Ltd.........................................    640   64,117
    CJ CheilJedang Corp.....................................    805  283,280
    CJ Corp.................................................  1,343  351,701
*   CJ E&M Corp.............................................  1,959  124,101
    CJ Freshway Corp........................................    713   42,873
    CJ Hellovision Co., Ltd.................................  5,065   55,610
*   CJ Korea Express Co., Ltd...............................    389   57,187
    CJ O Shopping Co., Ltd..................................    586  101,747
#*  Com2uSCorp..............................................    960  102,217
    Cosmax, Inc.............................................    322   55,894
    Coway Co., Ltd..........................................  1,558  130,064
    Crown Confectionery Co., Ltd............................    108   74,131
    Daeduck Electronics Co..................................  8,884   54,865
    Daeduck GDS Co., Ltd....................................  2,173   16,855
    Daehan Steel Co., Ltd...................................  1,763   16,457
    Daelim Industrial Co., Ltd..............................  3,062  195,083
    Daeryuk Can Co., Ltd....................................  2,606   19,640
    Daesang Corp............................................  3,659  111,254
    Daesang Holdings Co., Ltd...............................  2,506   50,045
*   Daewoo Engineering & Construction Co., Ltd.............. 12,504   73,835
    Daewoo International Corp...............................  7,073  125,139
    Daewoo Securities Co., Ltd.............................. 19,844  246,475
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd....... 15,240   90,588
    Daewoong Co., Ltd.......................................    731   50,915
    Daewoong Pharmaceutical Co., Ltd........................    720   55,170
    Daishin Securities Co., Ltd.............................  8,953   82,063
    DGB Financial Group, Inc................................ 25,603  245,662
*   DNF Co., Ltd............................................  1,582   34,148
    Dong Ah Tire & Rubber Co., Ltd..........................  1,621   33,998
    Dong-A Socio Holdings Co., Ltd..........................    238   35,547
*   Dongbu HiTek Co., Ltd...................................  2,813   41,165
    Dongbu Insurance Co., Ltd...............................  7,777  369,702
    Dongbu Securities Co., Ltd..............................  9,514   45,764
    Dongjin Semichem Co., Ltd...............................  8,280   44,529
*   Dongkuk Steel Mill Co., Ltd............................. 15,260   79,056
    Dongsuh Cos Inc.........................................  1,462   52,006

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
    DONGSUNG Corp.....................................  3,855 $ 23,107
    Dongwha Pharm Co., Ltd............................  3,099   21,648
    Dongwon F&B Co., Ltd..............................    129   51,024
    Dongwon Industries Co., Ltd.......................    177   55,309
    Doosan Corp.......................................  1,767  154,826
#*  Doosan Engine Co., Ltd............................  3,572   15,833
    Doosan Heavy Industries & Construction Co., Ltd...  8,671  148,803
#*  Doosan Infracore Co., Ltd......................... 18,019  117,301
    DuzonBIzon Co., Ltd...............................  3,446   62,858
    e Tec E&C, Ltd....................................    128   19,332
    e-LITECOM Co., Ltd................................  2,144   34,528
    E-Mart Co., Ltd...................................  1,200  245,274
    Eagon Industries Co., Ltd.........................  1,531   35,037
    Easy Bio, Inc.....................................  4,867   31,314
    ENF Technology Co., Ltd...........................  2,411   40,757
    Eo Technics Co., Ltd..............................    867   84,718
    Eugene Corp.......................................  7,218   38,560
*   Eugene Investment & Securities Co., Ltd........... 19,288   59,681
*   Eusu Holdings Co., Ltd............................  3,188   25,794
    Fila Korea, Ltd...................................    962   84,216
*   Fine Technix Co., Ltd.............................  5,200   13,792
    Global & Yuasa Battery Co., Ltd...................  1,639   55,877
*   Golfzon Co., Ltd..................................    186   17,299
    GOLFZONYUWONHOLDINGS Co., Ltd.....................    906    8,962
    Grand Korea Leisure Co., Ltd......................  2,777   71,350
    Green Cross Corp..................................    232   43,626
    Green Cross Holdings Corp.........................  1,995   70,082
*   GS Engineering & Construction Corp................  8,018  179,386
    GS Holdings Corp..................................  7,125  277,539
    GS Home Shopping, Inc.............................    397   68,777
    GS retail Co., Ltd................................    960   42,884
    Halla Holdings Corp...............................  1,923   84,806
    Han Kuk Carbon Co., Ltd...........................  4,245   24,547
    Hana Financial Group, Inc......................... 15,100  376,766
    Hana Micron, Inc..................................  5,902   38,935
    Hana Tour Service, Inc............................    860  127,904
    Hancom, Inc.......................................  2,449   43,751
    Handok Inc........................................    729   20,014
    Handsome Co., Ltd.................................  2,208   75,013
    Hanil Cement Co., Ltd.............................    447   48,306
#*  Hanjin Heavy Industries & Construction Co., Ltd... 14,404   55,868
*   Hanjin Shipping Co., Ltd.......................... 21,769   94,015
    Hanjin Transportation Co., Ltd....................  1,260   51,614
    Hankook Shell Oil Co., Ltd........................    104   41,081
    Hankook Tire Co., Ltd............................. 10,811  375,355
*   Hanmi Pharm Co., Ltd..............................    270   92,873
    Hanmi Semiconductor Co., Ltd......................  3,110   27,379
    Hansae Co., Ltd...................................  2,207   98,216
    Hansae Yes24 Holdings Co., Ltd....................  1,383   32,882
    Hansol Chemical Co., Ltd..........................    487   34,686
*   Hansol Holdings Co., Ltd..........................  5,923   45,260
    Hanssem Co., Ltd..................................    522  132,722
    Hanwha Chemical Corp.............................. 15,213  269,021

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
    Hanwha Corp.......................................  7,379 $299,927
*   Hanwha General Insurance Co., Ltd.................  8,053   44,176
    Hanwha Investment & Securities Co., Ltd........... 16,278   80,353
    Hanwha Life Insurance Co., Ltd.................... 18,379  130,895
*   Hanwha Techwin Co., Ltd...........................  6,419  209,019
    Hanyang Eng Co., Ltd..............................  2,985   30,975
*   Harim Holdings Co., Ltd...........................  6,852   29,800
    Heung-A Shipping Co., Ltd......................... 12,761   34,875
    Hite Jinro Co., Ltd...............................  3,914   74,961
    Hitejinro Holdings Co., Ltd.......................  1,367   19,961
    HMC Investment Securities Co., Ltd................  2,510   22,795
    Hotel Shilla Co., Ltd.............................  1,879  202,083
    Huchems Fine Chemical Corp........................  3,204   62,424
    Humax Co., Ltd....................................  1,684   23,726
    Huons Co., Ltd....................................    514   47,461
    Hy-Lok Corp.......................................  1,548   44,247
    Hyosung Corp......................................  3,253  396,897
    Hyundai Corp......................................  2,478   61,332
    Hyundai Department Store Co., Ltd.................  1,723  217,604
    Hyundai Development Co............................  2,116  127,227
*   Hyundai Elevator Co., Ltd.........................    542   36,814
    Hyundai Engineering & Construction Co., Ltd....... 12,788  376,151
    Hyundai Engineering Plastics Co., Ltd.............  3,312   24,925
    Hyundai Glovis Co., Ltd...........................    863  144,087
    Hyundai Greenfood Co., Ltd........................  4,941  102,020
#*  Hyundai Heavy Industries Co., Ltd.................  2,471  204,961
    Hyundai Home Shopping Network Corp................    893   93,455
    Hyundai Livart Furniture Co., Ltd.................    678   36,710
    Hyundai Marine & Fire Insurance Co., Ltd.......... 12,437  337,622
*   Hyundai Merchant Marine Co., Ltd..................  6,850   36,631
    Hyundai Mobis Co., Ltd............................  1,589  289,892
    Hyundai Motor Co..................................  6,016  766,379
*   Hyundai Rotem Co., Ltd............................  2,288   34,333
    Hyundai Securities Co., Ltd....................... 25,023  183,751
    Hyundai Steel Co..................................  6,383  318,666
#   Hyundai Wia Corp..................................  2,816  258,162
    Iljin Holdings Co., Ltd...........................  5,037   43,426
    Ilshin Spinning Co., Ltd..........................    221   38,082
    iMarketKorea, Inc.................................  1,030   27,006
    InBody Co., Ltd...................................    728   29,894
    Industrial Bank of Korea.......................... 15,469  183,066
*   Innox Corp........................................  1,881   17,582
*   Interflex Co., Ltd................................  1,475   13,292
    Interojo Co., Ltd.................................  1,003   34,202
    Interpark Holdings Corp...........................  8,769   80,515
    IS Dongseo Co., Ltd...............................    867   60,986
    ISC Co., Ltd......................................    641   24,256
    IsuPetasys Co., Ltd...............................  4,703   24,011
    Kangwon Land, Inc.................................  3,355  122,545
    KB Capital Co., Ltd...............................  2,024   40,365
    KB Financial Group, Inc........................... 15,347  482,171
    KB Financial Group, Inc. ADR......................  3,800  119,662
    KB Insurance Co., Ltd.............................  8,251  198,844

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
    KC Tech Co., Ltd..................................  3,312 $ 34,309
    KCC Corp..........................................    195   81,517
*   KCP Co., Ltd......................................  1,329   43,716
    KEPCO Engineering & Construction Co., Inc.........    589   14,188
    KEPCO Plant Service & Engineering Co., Ltd........  1,221  122,665
*   KEYEAST Co., Ltd..................................  8,172   30,651
    KG Chemical Corp..................................  2,146   40,138
    KG Eco Technology Service Co., Ltd................  5,815   22,577
    KH Vatec Co., Ltd.................................    898   11,894
    Kia Motors Corp................................... 11,392  427,328
    KISCO Corp........................................  1,233   59,120
    KISWIRE, Ltd......................................  1,337   59,599
    KIWOOM Securities Co., Ltd........................  1,135   63,717
*   KMH Co., Ltd......................................  1,670   16,844
    Koh Young Technology, Inc.........................  1,310   48,431
    Kolon Corp........................................  1,172   61,657
    Kolon Industries, Inc.............................  2,287  106,698
    Kolon Life Science, Inc...........................    477   73,440
    KONA I Co., Ltd...................................  1,372   54,327
    Korea Aerospace Industries, Ltd...................  1,184   99,020
    Korea District Heating Corp.......................    424   26,662
    Korea Electric Power Corp.........................  1,974   85,354
    Korea Electric Power Corp. Sponsored ADR..........  4,000   86,200
    Korea Electric Terminal Co., Ltd..................    784   68,478
    Korea Gas Corp....................................  2,619   94,609
    Korea Investment Holdings Co., Ltd................  4,699  250,683
    Korea Kolmar Co., Ltd.............................    709   62,071
    Korea Kolmar Holdings Co., Ltd....................    685   44,280
*   Korea Line Corp...................................  3,060   60,965
    Korea Petro Chemical Ind..........................    651  100,622
    Korea Zinc Co., Ltd...............................    211   89,150
*   Korean Air Lines Co., Ltd.........................  6,653  199,598
    Korean Reinsurance Co............................. 12,825  161,969
*   KT Corp...........................................  2,158   56,387
*   KT Corp. Sponsored ADR............................  2,500   32,675
    KT Skylife Co., Ltd...............................  4,443   90,768
    KT&G Corp.........................................  2,457  231,476
*   KTB Investment & Securities Co., Ltd.............. 10,900   37,346
    Kukdo Chemical Co., Ltd...........................    395   27,304
    Kumho Petrochemical Co., Ltd......................    922   47,779
#*  Kumho Tire Co., Inc............................... 23,367  134,883
    Kumkang Kind Co., Ltd.............................    826   65,748
    Kunsul Chemical Industrial Co., Ltd...............    410   18,358
    Kwang Dong Pharmaceutical Co., Ltd................  2,536   31,482
    Kyobo Securities Co., Ltd.........................  4,552   45,748
    Kyungbang, Ltd....................................    180   36,966
    KyungDong City Gas Co., Ltd.......................    132   12,516
    Kyungdong Pharm Co., Ltd..........................    814   16,945
    LEENO Industrial, Inc.............................    751   29,705
    LF Corp...........................................  2,012   60,158
    LG Chem, Ltd......................................    910  194,561
    LG Corp...........................................  3,940  195,593
    LG Display Co., Ltd............................... 29,918  565,504

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
    LG Display Co., Ltd. ADR..........................  7,000 $ 66,990
    LG Electronics, Inc............................... 15,687  543,915
    LG Hausys, Ltd....................................  1,279  194,091
    LG Household & Health Care, Ltd...................    269  196,983
    LG Innotek Co., Ltd...............................  1,902  133,248
    LG International Corp.............................  3,607   89,015
*   LG Life Sciences, Ltd.............................    820   49,424
    LG Uplus Corp..................................... 34,688  342,649
    Lock & Lock Co., Ltd..............................  3,536   42,825
    Lotte Chemical Corp...............................    621  138,292
    Lotte Chilsung Beverage Co., Ltd..................     56  108,240
    Lotte Food Co., Ltd...............................     79   61,649
    LOTTE Himart Co., Ltd.............................  1,214   66,511
    Lotte Shopping Co., Ltd...........................    702  151,284
    LS Corp...........................................  4,040  135,660
    LS Industrial Systems Co., Ltd....................  1,847   82,604
#   Lumens Co., Ltd................................... 10,136   31,546
#   Macquarie Korea Infrastructure Fund............... 19,101  128,968
    Maeil Dairy Industry Co., Ltd.....................    876   28,521
#   Mando Corp........................................  1,381  131,777
    Medy-Tox, Inc.....................................    252  114,394
    MegaStudy Co., Ltd................................    429   13,404
*   MegaStudyEdu Co., Ltd.............................    249   15,782
    Meritz Finance Group, Inc.........................  2,610   35,634
#   Meritz Fire & Marine Insurance Co., Ltd...........  9,314  129,277
#   Meritz Securities Co., Ltd........................ 17,286   86,289
    Mirae Asset Securities Co., Ltd...................  3,168  119,376
    Modetour Network, Inc.............................  1,231   41,277
*   Muhak Co., Ltd....................................  1,077   49,371
    Namhae Chemical Corp..............................  3,185   31,025
    Namyang Dairy Products Co., Ltd...................     69   43,559
*   Naturalendo Tech Co., Ltd.........................  5,533  111,592
    NAVER Corp........................................    393  175,782
    NCSoft Corp.......................................    644  120,770
*   Neowiz Games Corp.................................  1,463   26,978
*   NEPES Corp........................................  4,470   25,352
    Nexen Tire Corp...................................  7,362   88,084
*   Nexon GT Co., Ltd.................................  2,833   34,796
    NH Investment & Securities Co., Ltd............... 15,992  148,702
#*  NHN Entertainment Corp............................  1,774   86,014
    NICE Holdings Co., Ltd............................  4,093   77,779
    NICE Information Service Co., Ltd.................  3,225   33,843
    Nong Shim Holdings Co., Ltd.......................    505   53,844
    NongShim Co., Ltd.................................    369   98,066
    NOROO Paint & Coatings Co., Ltd...................  2,394   33,795
#   OCI Co., Ltd......................................  2,150  178,236
    OCI Materials Co., Ltd............................    620   70,467
    Orion Corp........................................    117  115,656
*   Osstem Implant Co., Ltd...........................    591   30,211
    Ottogi Corp.......................................     39   27,473
    Paradise Co., Ltd.................................  1,224   24,757
    Partron Co., Ltd..................................  6,731   46,587
    Poongsan Corp.....................................  5,161  116,251

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
    Poongsan Holdings Corp............................    334 $   11,483
    POSCO.............................................  1,388    231,339
#   POSCO ADR.........................................  6,522    270,793
    POSCO Chemtech Co., Ltd...........................  3,310     32,084
    Posco ICT Co., Ltd................................  4,665     20,225
    Pulmuone Co., Ltd.................................    213     42,815
    Pyeong Hwa Automotive Co., Ltd....................  1,648     15,251
    S&T Dynamics Co., Ltd.............................  5,618     55,846
    S&T Holdings Co., Ltd.............................    801     15,860
    S&T Motiv Co., Ltd................................    766     41,749
    S-1 Corp..........................................    901     64,992
    S-Oil Corp........................................  1,283     68,973
*   Sajo Industries Co., Ltd..........................    503     43,007
    Samchully Co., Ltd................................    294     31,496
    SAMHWA Paints Industrial Co., Ltd.................  1,278     22,343
    Samick Musical Instruments Co., Ltd...............  9,330     36,920
    Samjin Pharmaceutical Co., Ltd....................  1,676     42,843
    Samkwang Glass....................................    293     24,890
    Samlip General Foods Co., Ltd.....................    148     43,975
    Samsung Card Co., Ltd.............................  4,472    147,859
    Samsung Electro-Mechanics Co., Ltd................  7,155    331,825
    Samsung Electronics Co., Ltd......................  5,078  5,151,916
    Samsung Fine Chemicals Co., Ltd...................  3,747    110,208
    Samsung Fire & Marine Insurance Co., Ltd..........  1,821    435,616
#   Samsung Heavy Industries Co., Ltd................. 21,429    253,066
    Samsung Life Insurance Co., Ltd...................  3,042    278,087
    Samsung SDI Co., Ltd..............................  2,240    164,482
    Samsung Securities Co., Ltd.......................  6,156    277,353
    Samyang Holdings Corp.............................    449     73,691
*   Sansung Life & Science Co., Ltd...................    499     31,563
    SBS Media Holdings Co., Ltd.......................  5,556     17,363
    Seah Besteel Corp.................................  2,289     64,880
    SeAH Steel Corp...................................    761     44,598
    Sebang Co., Ltd...................................  3,396     53,467
*   Seegene, Inc......................................  1,200     60,508
    Sekonix Co., Ltd..................................  1,153     17,202
    Seohan Co., Ltd................................... 15,377     35,862
*   Seohee Construction Co., Ltd...................... 33,295     37,838
#*  Seoul Semiconductor Co., Ltd......................  5,159     69,851
    SEOWONINTECH Co., Ltd.............................  3,132     31,133
    SFA Engineering Corp..............................    922     33,099
    SH Energy & Chemical Co., Ltd..................... 26,194     38,034
    Shinhan Financial Group Co., Ltd..................  9,119    326,343
    Shinhan Financial Group Co., Ltd. ADR.............  3,200    114,944
    Shinsegae Co., Ltd................................  1,144    203,387
    Shinsegae International Co., Ltd..................    191     22,408
*   Shinsung Tongsang Co., Ltd........................ 23,223     31,073
*   SHOWBOX Corp......................................  5,036     36,689
    Silicon Works Co., Ltd............................    848     24,654
*   Simm Tech Co., Ltd................................  7,782     62,913
    SK C&C Co., Ltd...................................    118     30,968
#   SK Chemicals Co., Ltd.............................  1,445     87,413
    SK Gas, Ltd.......................................    812     58,756

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SOUTH KOREA -- (Continued)
    SK Holdings Co., Ltd..............................  3,010 $   579,957
    SK Hynix, Inc..................................... 12,782     403,661
*   SK Innovation Co., Ltd............................  3,610     308,272
    SK Networks Co., Ltd.............................. 10,674      66,162
*   SK Securities Co., Ltd............................ 33,078      36,924
    SK Telecom Co., Ltd...............................    354      75,993
    SK Telecom Co., Ltd. ADR..........................  1,400      33,586
    SKC Co., Ltd......................................  3,199      97,602
    SL Corp...........................................  2,669      35,112
*   SM Entertainment Co...............................  2,093      56,705
    Solid, Inc........................................  3,236      16,256
    Soulbrain Co., Ltd................................  1,294      46,962
*   Ssangyong Cement Industrial Co., Ltd..............  3,808      65,498
*   STS Semiconductor & Telecommunications............  9,636      23,799
    Sung Kwang Bend Co., Ltd..........................  5,169      46,001
*   Sungchang Enterprise Holdings, Ltd................    985      31,241
*   Sungshin Cement Co., Ltd..........................  2,333      29,882
    Sungwoo Hitech Co., Ltd...........................  7,231      55,740
    Taekwang Industrial Co., Ltd......................     82      85,155
*   Taewoong Co., Ltd.................................  1,614      23,998
*   Taeyoung Engineering & Construction Co., Ltd......  8,894      51,641
*   TK Corp...........................................  2,548      22,494
    Tongyang Life Insurance...........................  7,967     103,638
    Tovis Co., Ltd....................................  3,403      24,382
    Ubiquoss, Inc.....................................  2,757      34,291
    Unid Co., Ltd.....................................  1,391      65,784
    Value Added Technologies Co., Ltd.................  1,541      39,161
*   Webzen, Inc.......................................  1,121      31,142
#*  WeMade Entertainment Co., Ltd.....................  1,114      51,649
    Whanin Pharmaceutical Co., Ltd....................  1,927      40,204
#   WiSoL Co., Ltd....................................  4,194      47,027
*   Wonik IPS Co., Ltd................................  3,514      36,838
*   Wonik Materials Co., Ltd..........................    497      29,564
*   Woongjin Co., Ltd.................................  7,555      19,102
*   Woongjin Thinkbig Co., Ltd........................  2,458      20,057
    Woori Bank........................................ 18,361     149,889
    YG Entertainment, Inc.............................    593      26,933
    Young Poong Corp..................................     40      46,622
    Youngone Corp.....................................  2,309     115,466
    Youngone Holdings Co., Ltd........................  1,312      98,635
*   Yuanta Securities Korea Co., Ltd..................  7,490      34,950
    Yuhan Corp........................................    251      57,940
                                                              -----------
TOTAL SOUTH KOREA.....................................         39,595,939
                                                              -----------
SPAIN -- (1.9%)
    Abengoa SA........................................  3,998       9,987
#   Abengoa SA Class B................................ 93,807     210,347
    Abertis Infraestructuras SA....................... 14,181     232,213
    Acciona SA........................................  4,645     375,396
    Acerinox SA....................................... 21,586     263,244
    ACS Actividades de Construccion y Servicios SA.... 22,567     757,373
    Almirall SA....................................... 12,814     252,001
    Amadeus IT Holding SA Class A..................... 13,850     604,644

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SPAIN -- (Continued)
    Atresmedia Corp de Medios de Comunicacion SA......   5,203 $   78,347
    Banco Bilbao Vizcaya Argentaria SA................  96,286    976,374
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..  25,009    253,091
    Banco de Sabadell SA.............................. 212,912    485,069
    Banco Popular Espanol SA.......................... 193,033    886,493
    Banco Santander SA................................ 316,279  2,186,981
    Banco Santander SA Sponsored ADR..................  80,083    545,365
    Bankia SA.........................................  98,184    129,760
    Bankinter SA......................................  51,377    396,553
*   Baron de Ley......................................     167     16,568
    Bolsas y Mercados Espanoles SHMSF SA..............   7,493    309,439
    CaixaBank SA......................................  58,505    261,089
    Cie Automotive SA.................................   4,903     77,526
    Construcciones y Auxiliar de Ferrocarriles SA.....     277     78,734
    Distribuidora Internacional de Alimentacion SA....  59,754    373,975
    Duro Felguera SA..................................  14,383     57,305
    Ebro Foods SA.....................................   9,065    180,807
    Enagas SA.........................................  19,012    533,700
    Ence Energia y Celulosa SA........................   8,869     32,016
    Endesa SA.........................................  12,359    259,640
    Faes Farma SA.....................................  34,583     96,026
    Ferrovial SA......................................   8,332    202,629
*   Fomento de Construcciones y Contratas SA..........   9,741    100,508
    Gamesa Corp. Tecnologica SA.......................  32,165    509,399
    Gas Natural SDG SA................................  14,733    319,771
    Grifols SA........................................   3,515    155,326
    Grupo Catalana Occidente SA.......................   5,983    185,662
    Iberdrola SA...................................... 329,606  2,324,791
#   Indra Sistemas SA.................................  11,021    123,791
    Industria de Diseno Textil SA.....................   9,874    338,560
*   Inmobiliaria Colonial SA.......................... 240,669    179,015
*   Liberbank SA......................................  29,402     20,487
    Mapfre SA......................................... 137,211    441,660
    Mediaset Espana Comunicacion SA...................  13,400    168,461
    Melia Hotels International SA.....................   9,191    132,238
    Miquel y Costas & Miquel SA.......................   2,203     79,673
*   NH Hotel Group SA.................................  21,552    130,662
#   Obrascon Huarte Lain SA...........................   3,660     60,870
    Papeles y Cartones de Europa SA...................   7,012     40,204
*   Promotora de Informaciones SA Class A.............   7,262     66,333
    Prosegur Cia de Seguridad SA......................  26,770    141,772
    Red Electrica Corp. SA............................   6,935    553,759
    Repsol SA.........................................  41,080    690,407
    Repsol SA Sponsored ADR...........................   7,793    130,689
*   Sacyr SA..........................................  29,061    100,237
    Tecnicas Reunidas SA..............................   3,848    195,937
    Telefonica SA.....................................  90,559  1,389,054
    Telefonica SA Sponsored ADR.......................   6,054     92,505
    Tubacex SA........................................   8,420     22,934
    Tubos Reunidos SA.................................   7,042      9,828
    Vidrala SA........................................   1,998     98,061
    Viscofan SA.......................................   3,888    232,354
    Zardoya Otis SA...................................  12,095    132,781

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SPAIN -- (Continued)
*   Zeltia SA......................................... 17,562 $    77,388
                                                              -----------
TOTAL SPAIN...........................................         20,367,809
                                                              -----------
SWEDEN -- (2.1%)
#   AAK AB............................................  4,005     271,278
    AddTech AB Class B................................  5,914      87,718
    AF AB Class B.....................................  3,179      44,522
    Alfa Laval AB..................................... 12,509     230,063
    Assa Abloy AB Class B............................. 35,446     719,725
    Atlas Copco AB Class A............................  8,766     239,741
    Atlas Copco AB Class B............................  4,750     116,802
#   Atrium Ljungberg AB Class B.......................  5,545      76,495
    Avanza Bank Holding AB............................  2,096      87,165
    Axfood AB.........................................  8,512     145,149
    B&B Tools AB Class B..............................  1,238      18,456
    Beijer Alma AB....................................  1,264      28,006
    Betsson AB........................................ 15,660     262,559
    Bilia AB..........................................  8,064     162,091
    BillerudKorsnas AB................................ 24,555     377,206
    BioGaia AB Class B................................  1,294      41,988
    Boliden AB........................................ 47,306     873,587
    Bulten AB.........................................  2,206      20,439
    Bure Equity AB....................................  2,880      17,783
    Byggmax Group AB.................................. 10,721      97,520
    Castellum AB...................................... 13,403     191,100
    Clas Ohlson AB Class B............................  6,173     114,249
*   Cloetta AB Class B................................ 40,193     120,637
    Concentric AB.....................................  4,713      54,226
    Dios Fastigheter AB...............................  5,665      39,573
*   Doro AB...........................................  4,842      23,624
    Duni AB...........................................  8,471     112,837
    Electrolux AB Series B............................  9,403     269,941
#   Elekta AB Class B................................. 16,486     109,369
    Fabege AB......................................... 15,860     220,098
*   Fastighets AB Balder..............................  8,635     143,704
    Getinge AB Class B................................ 22,794     559,129
    Gunnebo AB........................................  3,274      14,856
    Haldex AB......................................... 11,172     136,936
    Hemfosa Fastigheter AB............................ 12,049     130,015
    Hennes & Mauritz AB Class B....................... 11,765     468,097
#   Hexagon AB Class B................................  5,447     176,005
    Hexpol AB......................................... 11,100     119,069
    HIQ International AB..............................  9,804      50,325
    Holmen AB Class B.................................  7,882     224,865
    Hufvudstaden AB Class A...........................  9,576     123,784
#   Husqvarna AB Class A..............................  2,777      20,166
    Husqvarna AB Class B.............................. 56,338     410,536
    ICA Gruppen AB....................................  5,479     199,953
    Industrial & Financial Systems Class B............  2,426      81,368
#   Indutrade AB......................................  4,258     207,987
    Intrum Justitia AB................................  5,509     187,346
    JM AB............................................. 12,115     320,757
    KappAhl AB........................................  4,789      15,199

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SWEDEN -- (Continued)
    Klovern AB Class A................................  1,164 $  1,119
#   Klovern AB Class B................................ 85,401   82,155
    Kungsleden AB..................................... 20,855  139,675
    Lagercrantz AB Class B............................    736   16,943
    Lindab International AB........................... 13,358  100,653
    Loomis AB Class B................................. 11,420  319,976
*   Lundin Petroleum AB...............................  6,226   90,265
    Meda AB Class A................................... 26,579  433,122
*   Medivir AB Class B................................  2,399   25,456
    Mekonomen AB......................................  4,599  114,570
#   Millicom International Cellular SA................  2,904  212,372
    Modern Times Group MTG AB Class B.................  6,461  183,325
    MQ Holding AB.....................................  3,573   16,082
    Mycronic AB.......................................  5,846   36,851
    NCC AB Class B....................................  9,947  297,309
    NetEnt AB.........................................  2,300  107,040
    New Wave Group AB Class B.........................  9,968   51,038
    Nibe Industrier AB Class B........................ 10,754  303,082
    Nobia AB.......................................... 18,988  222,724
    Nolato AB Class B.................................  4,274  104,818
    Nordea Bank AB.................................... 74,502  927,611
    Nordnet AB Class B................................ 14,629   58,200
*   Oriflame Holding AG...............................  2,441   36,134
    Peab AB........................................... 30,346  229,794
    Ratos AB Class B.................................. 34,999  219,078
*   RaySearch Laboratories AB.........................  4,704   67,063
    Rezidor Hotel Group AB............................  3,615   16,432
    Saab AB Class B...................................  7,927  191,146
    Sandvik AB........................................ 45,985  465,953
#*  SAS AB............................................ 20,939   37,064
    Securitas AB Class B.............................. 29,453  422,793
    Skandinaviska Enskilda Banken AB Class A.......... 56,325  678,067
    Skanska AB Class B................................ 13,978  294,365
    SKF AB Class B.................................... 18,779  367,307
    SkiStar AB........................................  1,654   19,431
#*  SSAB AB Class A(BPRBWK4)..........................  2,266   10,756
#*  SSAB AB Class A(B17H0S8).......................... 34,293  163,274
*   SSAB AB Class B(BPRBWM6)..........................  5,795   24,375
*   SSAB AB Class B(B17H3F6).......................... 26,699  110,864
    Svenska Cellulosa AB SCA Class A..................  2,277   64,613
    Svenska Cellulosa AB SCA Class B.................. 30,177  858,670
    Svenska Handelsbanken AB Class A.................. 33,471  512,250
#   Sweco AB Class B..................................  4,543   62,396
    Swedbank AB Class A............................... 24,133  565,295
    Swedish Match AB.................................. 10,762  329,639
*   Swedish Orphan Biovitrum AB.......................  5,636   74,190
    Tele2 AB Class B.................................. 43,320  450,850
    Telefonaktiebolaget LM Ericsson Class A...........  1,268   12,756
    Telefonaktiebolaget LM Ericsson Class B........... 53,843  575,692
    Telefonaktiebolaget LM Ericsson Sponsored ADR.....  8,088   86,784
    TeliaSonera AB.................................... 99,980  607,601
    Trelleborg AB Class B............................. 27,074  467,611
    Unibet Group P.L.C................................  2,261  145,207

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SWEDEN -- (Continued)
    Vitrolife AB......................................    600 $    12,113
    Volvo AB Class A.................................. 15,441     182,552
    Volvo AB Class B.................................. 63,527     753,490
    Volvo AB Sponsored ADR............................  1,820      21,512
    Wallenstam AB Class B............................. 12,686      91,912
    Wihlborgs Fastigheter AB..........................  7,901     136,210
                                                              -----------
TOTAL SWEDEN..........................................         21,973,669
                                                              -----------
SWITZERLAND -- (5.0%)
    ABB, Ltd.......................................... 98,122   1,995,803
    ABB, Ltd. Sponsored ADR........................... 11,588     235,005
    Actelion, Ltd.....................................  2,585     382,278
    Adecco SA......................................... 13,505   1,127,160
#*  AFG Arbonia-Forster Holding AG....................    900      15,620
    Allreal Holding AG................................  1,015     145,070
    Alpiq Holding AG..................................    837      70,629
    ams AG............................................ 10,066     436,495
    APG SGA SA........................................     87      35,433
    Aryzta AG.........................................  6,329     321,119
    Ascom Holding AG..................................  7,876     142,783
    Autoneum Holding AG...............................    579     119,455
    Baloise Holding AG................................  7,533     959,768
    Banque Cantonale Vaudoise.........................    543     352,038
    Barry Callebaut AG................................    200     223,587
    Basler Kantonalbank...............................    177      13,364
    Belimo Holding AG.................................     69     157,353
    Bell AG...........................................      7      18,151
#   Berner Kantonalbank AG............................    285      54,537
    BKW AG............................................  1,996      72,193
    Bobst Group SA....................................  1,482      65,188
    Bossard Holding AG Class A........................  1,212     135,288
#   Bucher Industries AG..............................  1,078     262,803
    Burckhardt Compression Holding AG.................    519     196,035
    Burkhalter Holding AG.............................    126      13,735
    Cembra Money Bank AG..............................  2,882     175,504
    Chocoladefabriken Lindt & Sprungli AG.............      2     133,505
    Cie Financiere Richemont SA....................... 20,413   1,761,916
    Clariant AG....................................... 45,473     907,105
    Coltene Holding AG................................    214      15,365
    Conzzeta AG.......................................    144      93,471
    Credit Suisse Group AG............................ 27,254     804,014
#   Credit Suisse Group AG Sponsored ADR.............. 11,048     325,364
    Daetwyler Holding AG..............................  1,357     167,924
    DKSH Holding AG...................................  3,381     253,652
*   Dufry AG..........................................  3,750     520,025
    EFG International AG.............................. 12,648     147,295
    Emmi AG...........................................    333     110,364
    EMS-Chemie Holding AG.............................    479     233,309
    Flughafen Zuerich AG..............................    664     545,031
    Forbo Holding AG..................................    220     267,934
    Galenica AG.......................................    609     693,264
    GAM Holding AG.................................... 27,042     567,649
    Gategroup Holding AG..............................  4,414     163,090

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SWITZERLAND -- (Continued)
    Geberit AG........................................   1,105 $  382,224
    Georg Fischer AG..................................     732    488,134
    Givaudan SA.......................................     229    425,974
    Gurit Holding AG..................................      84     45,621
    Helvetia Holding AG...............................   1,102    604,709
    Huber & Suhner AG.................................     483     20,930
    Implenia AG.......................................   2,698    161,853
    Inficon Holding AG................................     363    107,791
*   Interroll Holding AG..............................      92     59,037
    Intershop Holding AG..............................     189     78,385
    Julius Baer Group, Ltd............................  18,235  1,008,755
    Kaba Holding AG Class B...........................     405    259,117
    Kardex AG.........................................   1,557     91,220
    Komax Holding AG..................................     646    112,456
    Kudelski SA.......................................   7,240    114,559
    Kuehne + Nagel International AG...................   1,578    217,839
    Kuoni Reisen Holding AG...........................     582    161,751
    LafargeHolcim, Ltd.(7110753)......................  12,972    902,571
*   LafargeHolcim, Ltd.(BZ3DNX4)......................   6,420    444,621
    LEM Holding SA....................................      68     51,400
    Logitech International SA(B18ZRK2)................   5,234     75,299
    Logitech International SA(H50430232)..............  21,682    310,486
    Lonza Group AG....................................   7,355  1,066,141
    Luzerner Kantonalbank AG..........................     500    183,919
    Metall Zug AG.....................................      36     97,301
#*  Meyer Burger Technology AG........................   3,779     32,537
    Micronas Semiconductor Holding AG.................   2,046      8,970
    Mobilezone Holding AG.............................   3,579     61,905
    Mobimo Holding AG.................................   1,194    253,939
    Nestle SA......................................... 128,398  9,713,318
    Novartis AG.......................................  16,684  1,731,201
    Novartis AG ADR...................................  20,738  2,151,567
    OC Oerlikon Corp. AG..............................  32,767    401,853
    Orior AG..........................................     811     45,413
#   Panalpina Welttransport Holding AG................   1,963    244,363
    Partners Group Holding AG.........................   1,040    347,748
    Phoenix Mecano AG.................................      30     15,067
*   Plazza AG.........................................      96     20,486
    PSP Swiss Property AG.............................   3,239    290,959
    Rieter Holding AG.................................     625     94,183
    Roche Holding AG(7108918).........................     413    118,187
    Roche Holding AG(7110388).........................   8,563  2,474,045
    Romande Energie Holding SA........................      10     10,970
    Schindler Holding AG..............................     681    110,659
*   Schmolz + Bickenbach AG...........................  32,348     27,075
    Schweiter Technologies AG.........................     181    141,766
    SGS SA............................................     125    238,446
    Siegfried Holding AG..............................     904    162,540
    Sika AG...........................................      82    297,281
    Sonova Holding AG.................................     848    120,721
    St Galler Kantonalbank AG.........................     309    116,309
    Straumann Holding AG..............................     849    251,189
    Sulzer AG.........................................   3,917    402,218

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SWITZERLAND -- (Continued)
    Swatch Group AG (The)(7184725)....................   1,225 $   527,568
    Swatch Group AG (The)(7184736)....................   2,234     183,102
    Swiss Life Holding AG.............................   2,917     688,259
    Swiss Re AG.......................................  11,478   1,032,526
    Swisscom AG.......................................     677     393,748
    Swissquote Group Holding SA.......................   2,093      53,799
    Syngenta AG.......................................   5,708   2,351,528
    Syngenta AG ADR...................................   4,074     335,494
    Tamedia AG........................................     104      17,814
    Tecan Group AG....................................     795      97,347
    Temenos Group AG..................................   5,463     200,249
    U-Blox AG.........................................     494     103,984
    UBS Group AG(BRJL176).............................  64,168   1,475,292
*   UBS Group AG(H42097107)...........................   4,500     103,770
    Valiant Holding AG................................   2,764     274,374
    Valora Holding AG.................................     447      86,891
    Vaudoise Assurances Holding SA Class B............     168      92,672
    Vetropack Holding AG..............................      10      16,615
    Vontobel Holding AG...............................   4,584     243,851
    VP Bank AG........................................     218      18,951
    VZ Holding AG.....................................     217      55,823
    Zehnder Group AG..................................   1,798      67,765
    Zuger Kantonalbank AG.............................       3      13,986
    Zurich Insurance Group AG.........................   6,305   1,919,933
                                                               -----------
TOTAL SWITZERLAND.....................................          53,149,020
                                                               -----------
TAIWAN -- (3.1%)
#   A-DATA Technology Co., Ltd........................  47,000      49,137
    Ability Enterprise Co., Ltd.......................  95,000      42,297
    AcBel Polytech, Inc...............................  62,000      36,408
    Accton Technology Corp............................ 116,000      48,001
#*  Acer, Inc......................................... 413,000     171,377
    ACES Electronic Co., Ltd..........................  18,000      10,636
    ACHEM Technology Corp.............................  26,000      11,241
    Actron Technology Corp............................  16,000      50,239
    Adlink Technology, Inc............................  11,991      32,795
    Advanced Ceramic X Corp...........................   5,000      33,238
    Advanced Semiconductor Engineering, Inc...........  84,000      97,518
    Advanced Semiconductor Engineering, Inc. ADR......   6,800      38,080
*   Advanced Wireless Semiconductor Co................  19,000      52,298
    Advantech Co., Ltd................................   7,000      47,207
    Airtac International Group........................  17,450      80,395
    ALI Corp..........................................  69,000      28,551
    Alpha Networks, Inc...............................  37,000      18,212
    Altek Corp........................................  36,000      28,877
    Apacer Technology, Inc............................  25,000      13,303
    Apex International Co., Ltd.......................  13,000      18,497
    Arcadyan Technology Corp..........................  21,000      16,233
    Ardentec Corp.....................................  99,000      66,602
    Asia Cement Corp.................................. 132,000     144,776
*   Asia Optical Co., Inc.............................  63,000      51,464
    Asia Plastic Recycling Holding, Ltd...............  22,849      10,676
    Asia Vital Components Co., Ltd....................  85,000      58,452

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Asustek Computer, Inc.............................    46,000 $415,720
    Aten International Co., Ltd.......................    22,000   56,137
#   AU Optronics Corp................................. 1,044,000  335,454
#   AU Optronics Corp. Sponsored ADR..................    12,300   40,959
    BenQ Materials Corp...............................    28,000   14,872
    BES Engineering Corp..............................   260,000   70,545
    Bizlink Holding, Inc..............................    10,496   47,284
    Boardtek Electronics Corp.........................    19,000   18,702
    Capital Securities Corp...........................   327,000  100,373
    Career Technology MFG. Co., Ltd...................    59,000   46,584
    Catcher Technology Co., Ltd.......................    23,000  253,558
    Cathay Financial Holding Co., Ltd.................   209,000  337,805
    Cathay Real Estate Development Co., Ltd...........   104,000   50,226
    Chailease Holding Co., Ltd........................    45,760   95,628
    Chang Hwa Commercial Bank, Ltd....................   193,000  107,874
    Charoen Pokphand Enterprise.......................    30,000   24,066
    Chaun-Choung Technology Corp......................    12,000   23,842
    Cheng Loong Corp..................................   193,000   69,363
    Cheng Shin Rubber Industry Co., Ltd...............    53,000  102,371
    Cheng Uei Precision Industry Co., Ltd.............    77,000  107,710
    Chicony Electronics Co., Ltd......................    48,000  124,596
    Chilisin Electronics Corp.........................    19,000   26,661
    Chimei Materials Technology Corp..................    59,000   37,973
    Chin-Poon Industrial Co., Ltd.....................    62,000   79,379
*   China Airlines, Ltd...............................   442,000  196,438
    China Bills Finance Corp..........................   167,000   59,769
    China Chemical & Pharmaceutical Co., Ltd..........    42,000   26,206
    China Development Financial Holding Corp..........   715,000  235,445
    China General Plastics Corp.......................    54,000   18,589
    China Life Insurance Co., Ltd.....................   313,000  315,665
    China Metal Products..............................    58,000   50,802
*   China Petrochemical Development Corp..............   489,000  133,926
    China Steel Chemical Corp.........................    14,000   51,290
    China Steel Corp..................................   387,000  276,909
    China Synthetic Rubber Corp.......................    79,000   75,629
    Chipbond Technology Corp..........................    92,000  138,298
    Chong Hong Construction Co., Ltd..................    23,000   42,144
    Chroma ATE, Inc...................................    34,000   68,991
    Chung Hwa Pulp Corp...............................   120,000   32,846
    Chung-Hsin Electric & Machinery Manufacturing
      Corp............................................    97,000   52,906
    Chunghwa Telecom Co., Ltd. ADR....................     3,400  105,570
    Cleanaway Co., Ltd................................     7,000   33,690
    Clevo Co..........................................    88,000   87,207
*   CMC Magnetics Corp................................   482,000   47,113
    Compal Electronics, Inc...........................   473,000  318,843
    Compeq Manufacturing Co., Ltd.....................   196,000  129,218
    Coretronic Corp...................................   106,000   84,195
    Coxon Precise Industrial Co., Ltd.................    16,000   28,460
    CTBC Financial Holding Co., Ltd...................   355,000  257,460
    CTCI Corp.........................................    43,000   65,272
    Cub Elecparts, Inc................................     3,000   29,980
    CviLux Corp.......................................     9,000    9,204
    Cyberlink Corp....................................    13,000   29,232

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
TAIWAN -- (Continued)
    CyberTAN Technology, Inc................................  46,000 $ 26,351
    D-Link Corp............................................. 142,800   45,674
*   Da-Li Development Co., Ltd..............................  27,000   28,192
    Darfon Electronics Corp.................................  41,000   18,815
    Darwin Precisions Corp..................................  69,000   23,533
    Delta Electronics, Inc..................................  16,000   78,704
    Depo Auto Parts Ind Co., Ltd............................  22,000   67,644
    Dynapack International Technology Corp..................  34,000   54,930
*   E Ink Holdings, Inc..................................... 190,000   74,376
    E-Lead Electronic Co., Ltd..............................  19,000   24,228
    E.Sun Financial Holding Co., Ltd........................ 299,994  182,339
    Eclat Textile Co., Ltd..................................   7,000  102,405
    Edom Technology Co., Ltd................................  28,000   20,387
    Elan Microelectronics Corp..............................  47,000   48,974
    Elite Advanced Laser Corp...............................  12,000   43,338
    Elite Material Co., Ltd.................................  32,000   66,021
    Elite Semiconductor Memory Technology, Inc..............  51,000   47,092
    Elitegroup Computer Systems Co., Ltd....................  82,000   54,441
    eMemory Technology, Inc.................................   6,000   67,154
    Epistar Corp............................................ 143,000  124,393
    Eternal Materials Co., Ltd..............................  89,000   86,731
*   Eva Airways Corp........................................ 213,000  153,789
    Evergreen International Storage & Transport Corp........ 135,000   61,817
    Evergreen Marine Corp. Taiwan, Ltd...................... 263,610  126,568
    Everlight Chemical Industrial Corp......................  86,100   52,294
#   Everlight Electronics Co., Ltd..........................  60,000   79,293
    Far Eastern Department Stores Ltd....................... 150,000   84,814
    Far Eastern International Bank.......................... 387,000  133,738
    Far Eastern New Century Corp............................ 158,100  148,960
    Far EasTone Telecommunications Co., Ltd.................  56,000  131,010
    Faraday Technology Corp.................................  26,000   26,381
    Farglory Land Development Co., Ltd......................  93,000   87,442
    Federal Corp............................................  37,555   16,600
    Feng Hsin Iron & Steel Co...............................  55,000   63,232
    Feng TAY Enterprise Co., Ltd............................  18,000  100,720
    First Financial Holding Co., Ltd........................ 359,970  194,066
*   First Steamship Co., Ltd................................  38,000   13,542
    FLEXium Interconnect, Inc...............................  35,000  117,199
    Flytech Technology Co., Ltd.............................   6,000   21,736
#   FocalTech Systems Co., Ltd..............................  63,000   48,899
    Formosa Chemicals & Fibre Corp..........................  46,000  108,997
    Formosa International Hotels Corp.......................   8,000   56,436
    Formosa Petrochemical Corp..............................  14,000   33,023
    Formosa Plastics Corp...................................  65,000  144,179
    Formosan Rubber Group, Inc..............................  70,000   48,396
    Foxconn Technology Co., Ltd.............................  50,000  151,865
    Fubon Financial Holding Co., Ltd........................ 171,000  311,976
    Fulgent Sun International Holding Co., Ltd..............  18,000   18,305
*   G Tech Optoelectronics Corp.............................  19,000    8,461
    Gemtek Technology Corp..................................  81,000   41,282
*   Genesis Photonics, Inc..................................  34,000   10,695
#*  Genius Electronic Optical Co., Ltd......................  12,000   23,239
    GeoVision, Inc..........................................   8,000   20,891

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
TAIWAN -- (Continued)
    Getac Technology Corp............................. 102,000 $   68,522
    Giant Manufacturing Co., Ltd......................  12,000    101,309
    Gigabyte Technology Co., Ltd......................  80,000     63,638
    Gigasolar Materials Corp..........................   3,000     48,890
*   Gigastorage Corp..................................  33,000     20,903
    Ginko International Co., Ltd......................   6,000     56,078
*   Gintech Energy Corp...............................  88,338     52,258
    Global Mixed Mode Technology, Inc.................  10,000     19,199
    Global Unichip Corp...............................  11,000     24,985
    Gloria Material Technology Corp................... 115,000     58,829
*   Gold Circuit Electronics, Ltd.....................  51,000     17,793
    Gourmet Master Co., Ltd...........................   7,000     32,507
    Grand Pacific Petrochemical....................... 182,000     91,220
    Grape King Bio, Ltd...............................  12,000     80,698
    Great Wall Enterprise Co., Ltd.................... 100,000     66,928
    Greatek Electronics, Inc..........................  64,000     60,774
*   Green Energy Technology, Inc......................  44,000     19,833
    Green Seal Holding, Ltd...........................   6,000     23,897
    Hannstar Board Corp...............................  51,000     14,435
#   HannStar Display Corp............................. 515,000     63,988
*   HannsTouch Solution, Inc..........................  93,000     11,007
    Highwealth Construction Corp......................  56,000    115,225
    Hiroca Holdings, Ltd..............................   6,000     15,258
    Hiwin Technologies Corp...........................  14,000     86,777
*   Ho Tung Chemical Corp.............................  83,000     18,137
    Holtek Semiconductor, Inc.........................  37,000     53,887
    Holy Stone Enterprise Co., Ltd....................  37,000     45,442
    Hon Hai Precision Industry Co., Ltd............... 593,000  1,705,368
    Hota Industrial Manufacturing Co., Ltd............  16,000     47,398
    Hotai Motor Co., Ltd..............................   9,000    115,428
#*  HTC Corp..........................................  84,000    184,322
    Hu Lane Associate, Inc............................  11,000     41,808
    Hua Nan Financial Holdings Co., Ltd............... 315,000    178,936
    Huaku Development Co., Ltd........................  57,000     95,168
    Huang Hsiang Construction Corp....................  25,000     23,694
    Hung Poo Real Estate Development Corp.............  35,000     24,948
    Hung Sheng Construction, Ltd......................  95,000     46,352
    Ibase Technology, Inc.............................  17,000     28,916
#   Ichia Technologies, Inc...........................  69,000     43,304
    IEI Integration Corp..............................  26,000     36,207
#   Innolux Corp...................................... 862,000    299,679
*   Inotera Memories, Inc............................. 300,000    181,011
    Inventec Corp..................................... 353,000    200,914
    ITE Technology, Inc...............................  21,000     16,808
    ITEQ Corp.........................................  24,000     14,137
    Jih Sun Financial Holdings Co., Ltd............... 236,000     60,254
    Johnson Health Tech Co., Ltd......................  13,000     28,228
    KEE TAI Properties Co., Ltd.......................  47,000     26,008
    Kenda Rubber Industrial Co., Ltd..................  69,000    106,703
    Kerry TJ Logistics Co., Ltd.......................  15,000     16,303
    Kindom Construction Corp..........................  45,000     26,496
    King Slide Works Co., Ltd.........................   4,000     46,329
    King Yuan Electronics Co., Ltd.................... 207,000    139,624

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
TAIWAN -- (Continued)
    King's Town Bank Co., Ltd......................... 125,000 $104,574
    Kinik Co..........................................  29,000   46,033
*   Kinpo Electronics................................. 260,000   81,830
    Kinsus Interconnect Technology Corp...............  51,000  100,237
    Kung Long Batteries Industrial Co., Ltd...........  11,000   43,652
    Kuo Toong International Co., Ltd..................  18,000   20,890
    LAN FA Textile....................................  48,000   20,405
    Largan Precision Co., Ltd.........................   2,000  203,195
    LCY Chemical Corp.................................  95,000   55,700
    Lealea Enterprise Co., Ltd........................ 109,000   31,130
    Lelon Electronics Corp............................  21,000   15,319
    Lextar Electronics Corp...........................  52,000   25,010
*   Li Peng Enterprise Co., Ltd.......................  72,000   19,878
    Lien Hwa Industrial Corp..........................  90,000   59,602
    Lingsen Precision Industries, Ltd.................  51,000   16,418
    Lite-On Semiconductor Corp........................  25,000   14,835
    Lite-On Technology Corp........................... 270,000  296,788
    Long Bon International Co., Ltd...................  64,000   46,225
    Long Chen Paper Co., Ltd..........................  63,000   23,579
    Longwell Co.......................................  24,000   15,871
    Lotes Co., Ltd....................................   8,000   21,927
    Lumax International Corp., Ltd....................  12,000   16,227
    Lung Yen Life Service Corp........................  22,000   53,672
*   Macronix International............................ 639,000   94,220
    Makalot Industrial Co., Ltd.......................  12,000  102,503
    Masterlink Securities Corp........................ 218,000   64,764
    MediaTek, Inc.....................................  16,000  168,195
    Mega Financial Holding Co., Ltd................... 283,000  241,856
    Mercuries & Associates Holding, Ltd...............  66,000   39,215
*   Mercuries Life Insurance Co., Ltd................. 106,000   63,824
    Merida Industry Co., Ltd..........................  12,000   74,544
    Merry Electronics Co., Ltd........................  34,000   49,411
    Micro-Star International Co., Ltd................. 133,000  122,251
*   Microbio Co., Ltd.................................  49,000   39,766
#   MIN AIK Technology Co., Ltd.......................  20,000   42,000
#*  Motech Industries, Inc............................  77,000  107,105
    MPI Corp..........................................   9,000   17,712
    Nak Sealing Technologies Corp.....................   8,000   17,450
    Namchow Chemical Industrial Co., Ltd..............  16,000   35,712
*   Nan Kang Rubber Tire Co., Ltd.....................  62,000   55,166
    Nan Liu Enterprise Co., Ltd.......................   7,000   35,365
    Nan Ya Plastics Corp..............................  81,000  165,341
    Nan Ya Printed Circuit Board Corp.................  50,000   51,261
    Nantex Industry Co., Ltd..........................  50,225   36,610
    Nanya Technology Corp.............................   9,000    9,765
#   Neo Solar Power Corp.............................. 117,000   89,891
    Novatek Microelectronics Corp.....................  60,000  217,647
    OptoTech Corp..................................... 104,000   32,391
*   Orient Semiconductor Electronics, Ltd............. 155,000   57,108
    Oriental Union Chemical Corp...................... 128,000   84,235
    Pacific Hospital Supply Co., Ltd..................  15,000   25,798
    Pan-International Industrial Corp................. 101,000   43,257
    Parade Technologies, Ltd..........................   5,000   42,045

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
TAIWAN -- (Continued)
    PChome Online, Inc................................   5,000 $ 69,474
    Pegatron Corp..................................... 151,000  424,418
    Phison Electronics Corp...........................  10,000   71,950
    Pixart Imaging, Inc...............................  14,000   31,735
    Polytronics Technology Corp.......................  16,000   32,024
    Portwell, Inc.....................................  17,000   19,040
    Posiflex Technology, Inc..........................   3,105   13,776
    Pou Chen Corp..................................... 103,000  146,303
    Powertech Technology, Inc......................... 133,000  249,406
    Poya International Co., Ltd.......................   6,060   68,455
    President Chain Store Corp........................  17,000  123,639
    President Securities Corp......................... 132,000   57,062
    Prince Housing & Development Corp................. 205,000   64,524
    Promise Technology, Inc...........................  26,000   13,727
    Qisda Corp........................................ 298,000   86,635
    Quanta Computer, Inc..............................  41,000   79,379
    Radiant Opto-Electronics Corp.....................  42,000  125,130
    Radium Life Tech Co., Ltd......................... 123,000   54,380
    Realtek Semiconductor Corp........................  48,000   94,414
    Rechi Precision Co., Ltd..........................  60,000   44,432
    Rich Development Co., Ltd......................... 109,000   39,008
    Richtek Technology Corp...........................  10,000   51,782
#*  Ritek Corp........................................ 522,000   47,451
    Ruentex Development Co., Ltd.(6748423)............  84,000  106,319
    Ruentex Industries, Ltd...........................  73,000  152,903
    Run Long Construction Co., Ltd....................  21,000   20,239
    Sampo Corp........................................  46,000   16,827
    San Fang Chemical Industry Co., Ltd...............  45,320   50,166
    SDI Corp..........................................  19,000   16,731
    Sercomm Corp......................................  27,000   57,232
    Sesoda Corp.......................................  22,050   23,927
    Shin Kong Financial Holding Co., Ltd.............. 951,000  278,447
    Shin Zu Shing Co., Ltd............................  21,000   54,883
    Shinkong Synthetic Fibers Corp.................... 226,000   70,805
    Sigurd Microelectronics Corp......................  91,000   62,537
    Silergy Corp......................................   4,000   37,792
    Siliconware Precision Industries Co., Ltd......... 137,000  155,567
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR...................................   3,800   21,508
    Simplo Technology Co., Ltd........................  26,000  107,007
    Sinbon Electronics Co., Ltd.......................  22,000   34,228
    Sincere Navigation Corp...........................  74,000   53,551
    Sino-American Silicon Products, Inc...............  97,000  105,344
    Sinon Corp........................................  50,000   22,373
    SinoPac Financial Holdings Co., Ltd............... 435,000  185,488
    Sinyi Realty, Inc.................................  15,450   14,085
    Sirtec International Co., Ltd.....................  15,000   23,745
    Sitronix Technology Corp..........................  24,000   58,923
    Solar Applied Materials Technology Co.............  46,000   29,090
*   Solartech Energy Corp.............................  43,000   23,379
    Sonix Technology Co., Ltd.........................  29,000   33,453
    Sporton International, Inc........................   7,000   42,940
    St Shine Optical Co., Ltd.........................   5,000   65,059

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
TAIWAN -- (Continued)
    Standard Foods Corp...............................  14,000 $   42,342
    Sunrex Technology Corp............................  42,000     16,231
*   Sunspring Metal Corp..............................  14,000     17,394
    Supreme Electronics Co., Ltd......................  51,000     21,251
    Swancor Ind Co., Ltd..............................   7,213     49,298
    Syncmold Enterprise Corp..........................  30,000     40,839
    Synnex Technology International Corp.............. 136,000    163,838
    TA Chen Stainless Pipe............................ 139,000     70,965
*   Ta Chong Bank, Ltd................................ 289,000    117,184
    Taichung Commercial Bank Co., Ltd................. 284,000     94,485
    TaiDoc Technology Corp............................   9,000     19,733
    Taiflex Scientific Co., Ltd.......................  31,000     38,217
    Tainan Enterprises Co., Ltd.......................  14,000     11,096
    Tainan Spinning Co., Ltd.......................... 226,240    104,646
    Taishin Financial Holding Co., Ltd................ 609,000    241,209
    Taiwan Acceptance Corp............................  31,000     69,835
    Taiwan Building Materials Co., Ltd................ 208,000     59,380
*   Taiwan Business Bank.............................. 475,000    138,496
    Taiwan Cement Corp................................ 295,000    319,371
    Taiwan Cogeneration Corp..........................  76,000     56,281
    Taiwan Cooperative Financial Holding Co., Ltd..... 348,000    174,661
    Taiwan FamilyMart Co., Ltd........................   4,000     27,343
    Taiwan Fertilizer Co., Ltd........................ 105,000    153,901
    Taiwan FU Hsing Industrial Co., Ltd...............  21,000     24,791
*   Taiwan Glass Industry Corp........................ 126,000     56,944
    Taiwan Hon Chuan Enterprise Co., Ltd..............  51,927     81,443
    Taiwan Land Development Corp......................  75,000     26,897
*   Taiwan Life Insurance Co., Ltd....................  56,000     56,166
    Taiwan Mobile Co., Ltd............................  17,000     56,221
    Taiwan Paiho, Ltd.................................  44,000     91,935
    Taiwan PCB Techvest Co., Ltd......................  55,000     55,348
    Taiwan Sakura Corp................................  25,000     15,803
    Taiwan Secom Co., Ltd.............................  12,000     36,061
    Taiwan Semiconductor Co., Ltd.....................  52,000     41,278
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR................................... 103,887  2,296,942
    Taiwan Styrene Monomer............................  70,000     32,753
    Taiwan Surface Mounting Technology Corp...........  58,800     50,854
    Taiwan TEA Corp................................... 111,000     48,509
    Taiwan Union Technology Corp......................  30,000     21,165
*   Tatung Co., Ltd................................... 342,000     63,052
    Teco Electric and Machinery Co., Ltd.............. 251,000    197,136
    Test Research, Inc................................  20,000     35,359
    Test-Rite International Co., Ltd..................  31,000     20,326
    Thye Ming Industrial Co., Ltd.....................  21,000     21,685
    Ton Yi Industrial Corp............................ 109,000     53,083
    Tong Hsing Electronic Industries, Ltd.............  23,000     42,645
    Tong Yang Industry Co., Ltd.......................  60,000     63,937
    Tong-Tai Machine & Tool Co., Ltd..................  54,060     37,506
    Topco Scientific Co., Ltd.........................  28,000     47,381
    Toung Loong Textile Manufacturing.................   9,000     33,768
    TPK Holding Co., Ltd..............................  35,000    119,712
    Transcend Information, Inc........................  10,000     29,796
    Tripod Technology Corp............................  84,000    132,180

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    TrueLight Corp....................................    14,000 $ 29,923
    TSC Auto ID Technology Co., Ltd...................     3,300   25,717
    TSRC Corp.........................................    80,000   55,628
    Tung Ho Steel Enterprise Corp.....................   155,000   96,278
    Tung Thih Electronic Co., Ltd.....................     9,000   50,219
    TURVO International Co., Ltd......................    11,000   20,223
    TXC Corp..........................................    58,000   62,658
    U-Ming Marine Transport Corp......................    67,000   85,928
    Uni-President Enterprises Corp....................   139,000  244,565
    Unimicron Technology Corp.........................   200,000   94,443
    Unitech Printed Circuit Board Corp................    62,000   22,735
    United Integrated Services Co., Ltd...............    30,000   29,621
    United Microelectronics Corp...................... 1,206,000  431,071
    Unity Opto Technology Co., Ltd....................    59,000   33,946
    Universal Cement Corp.............................    46,920   35,401
    Unizyx Holding Corp...............................    50,000   18,630
    UPC Technology Corp...............................   107,000   32,009
    USI Corp..........................................   116,000   40,814
    Vanguard International Semiconductor Corp.........    64,000   75,123
    Visual Photonics Epitaxy Co., Ltd.................    27,000   34,350
    Vivotek, Inc......................................    11,385   27,861
*   Wafer Works Corp..................................    56,000   18,722
    Wah Lee Industrial Corp...........................    33,000   46,068
*   Walsin Lihwa Corp.................................   487,000  107,817
    Walsin Technology Corp............................    66,000   22,966
    Wan Hai Lines, Ltd................................    79,000   66,267
*   Wei Chuan Foods Corp..............................    42,000   28,653
    Win Semiconductors Corp...........................   100,000  106,986
*   Winbond Electronics Corp..........................   556,000  122,495
    Wisdom Marine Lines Co., Ltd......................    33,000   38,369
#   Wistron Corp......................................   339,000  221,846
    Wistron NeWeb Corp................................    42,000  104,671
    WPG Holdings, Ltd.................................   157,000  178,400
    WT Microelectronics Co., Ltd......................    64,900   77,998
    WUS Printed Circuit Co., Ltd......................    52,000   37,879
    Xxentria Technology Materials Corp................    11,000   29,995
    Yageo Corp........................................    85,000  121,316
*   Yang Ming Marine Transport Corp...................   178,000   61,237
    YC Co., Ltd.......................................    42,000   15,202
    YC INOX Co., Ltd..................................    69,000   41,119
    Yeong Guan Energy Technology Group Co., Ltd.......    10,000   60,189
    YFY, Inc..........................................   216,000   70,162
    Yieh Phui Enterprise Co., Ltd.....................   194,000   49,801
    Yonyu Plastics Co., Ltd...........................    21,000   17,644
    Youngtek Electronics Corp.........................    16,000   25,180
    Yuanta Financial Holding Co., Ltd.................   459,000  218,139
#   Yulon Motor Co., Ltd..............................   113,000  110,278
    YungShin Global Holding Corp......................    16,000   24,839
    Yungtay Engineering Co., Ltd......................    50,000   78,810
    Zeng Hsing Industrial Co., Ltd....................    14,000   68,454
    Zhen Ding Technology Holding, Ltd.................    31,000   96,167
    Zig Sheng Industrial Co., Ltd.....................    53,000   20,176
    Zinwell Corp......................................    66,000   71,113

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
TAIWAN -- (Continued)
    Zippy Technology Corp.............................    20,000 $    21,782
                                                                 -----------
TOTAL TAIWAN..........................................            33,196,468
                                                                 -----------
THAILAND -- (0.5%)
    Advanced Info Service PCL.........................    19,100     135,480
    Airports of Thailand PCL..........................    11,200      93,426
    Amata Corp. PCL...................................    81,000      32,405
    Ananda Development PCL............................   216,100      19,620
    AP Thailand PCL...................................   206,600      34,585
*   Asia Aviation PCL.................................   198,200      27,443
    Bangchak Petroleum PCL (The)......................    73,600      71,522
    Bangkok Bank PCL(6077019).........................     9,900      46,628
    Bangkok Bank PCL(6368360).........................     8,500      40,034
    Bangkok Chain Hospital PCL........................   259,600      50,454
    Bangkok Dusit Medical Services PCL................    80,800      46,080
    Bangkok Expressway PCL............................    40,100      43,234
    Bangkok Land PCL.................................. 1,321,600      54,746
    Bangkok Life Assurance PCL........................    19,200      26,693
*   Bangkok Metro PCL.................................   711,200      37,331
    Banpu PCL.........................................   137,800      97,744
    BEC World PCL.....................................    60,700      62,000
    Berli Jucker PCL..................................    58,100      54,811
    Big C Supercenter PCL(6368434)....................     7,600      39,569
    Big C Supercenter PCL(6763932)....................     2,500      13,016
    Bumrungrad Hospital PCL...........................     8,100      46,883
    Cal-Comp Electronics Thailand PCL.................   337,890      31,253
    Central Pattana PCL...............................    35,100      47,056
    Central Plaza Hotel PCL...........................    52,400      55,381
    CH Karnchang PCL..................................    29,000      21,393
    Charoen Pokphand Foods PCL........................   139,600      82,782
    CP ALL PCL........................................    92,600     126,112
    Delta Electronics Thailand PCL....................    19,300      44,081
    Dynasty Ceramic PCL...............................   305,120      32,204
    Electricity Generating PCL........................    10,100      43,988
    Energy Absolute PCL...............................    71,600      43,474
*   Esso Thailand PCL.................................   160,700      24,165
    GFPT PCL..........................................    81,600      22,805
    Glow Energy PCL...................................    16,500      41,783
    Hana Microelectronics PCL.........................    39,900      36,792
    Home Product Center PCL...........................   400,620      71,042
    Indorama Ventures PCL.............................    75,900      57,068
    Intouch Holdings PCL..............................    14,300      33,169
    IRPC PCL..........................................   814,700      97,084
*   Italian-Thai Development PCL......................    97,100      20,249
    Jasmine International PCL.........................   350,200      49,681
    Kasikornbank PCL(6364766).........................    40,500     204,540
    Kasikornbank PCL(6888794).........................    12,200      61,787
    KCE Electronics PCL...............................    29,100      43,759
    Khon Kaen Sugar Industry PCL......................    81,360       9,187
    Kiatnakin Bank PCL................................    40,900      35,394
    Krung Thai Bank PCL...............................   273,700     135,899
    Krungthai Card PCL................................    14,700      33,054
    Land & Houses PCL.................................   294,800      66,496

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
THAILAND -- (Continued)
    LH Financial Group PCL............................ 365,800 $ 18,059
    LPN Development PCL...............................  98,200   49,316
    Major Cineplex Group PCL..........................  50,600   47,018
    MBK PCL...........................................  29,600   11,926
    Minor International PCL...........................  49,170   40,806
    MK Restaurants Group PCL..........................  21,700   34,786
    Precious Shipping PCL.............................  49,500   11,727
    Pruksa Real Estate PCL............................ 115,600   79,046
    PTG Energy PCL.................................... 127,700   51,812
    PTT Exploration & Production PCL..................  88,200  233,982
    PTT Global Chemical PCL...........................  60,900  106,698
    PTT PCL...........................................  52,900  489,301
    Quality Houses PCL................................ 434,583   28,606
    Ratchaburi Electricity Generating Holding
      PCL(6294249)....................................  31,900   48,649
    Ratchaburi Electricity Generating Holding
      PCL(6362771)....................................   6,100    9,303
    Robinson Department Store PCL.....................  12,700   15,314
    RS PCL............................................  31,100   10,500
    Samart Corp. PCL..................................  55,500   32,439
    Samart I-Mobile PCL............................... 312,200   15,413
    Samart Telcoms PCL................................  31,200   17,705
    Sansiri PCL....................................... 752,600   36,728
    SC Asset Corp PCL................................. 122,625   10,925
    Siam Cement PCL (The)(6609906)....................   1,100   16,541
    Siam Cement PCL (The)(6609928)....................   5,100   76,113
    Siam City Cement PCL..............................   9,100   94,499
    Siam Commercial Bank PCL (The)....................  27,700  119,461
    Siam Global House PCL............................. 114,414   26,295
    Sino-Thai Engineering & Construction PCL..........  66,400   43,519
    SPCG PCL..........................................  47,200   32,676
    Sri Trang Agro-Industry PCL.......................  56,700   19,466
    Sriracha Construction PCL.........................  11,900    8,610
    STP & I PCL....................................... 142,920   60,420
    Supalai PCL....................................... 145,300   70,496
*   Thai Airways International PCL.................... 122,000   43,269
    Thai Oil PCL......................................  67,000   91,722
*   Thai Reinsurance PCL.............................. 297,000   24,606
    Thai Union Frozen Products PCL.................... 134,700   72,232
    Thai Vegetable Oil PCL............................  18,400   12,790
    Thaicom PCL.......................................  58,400   60,065
    Thanachart Capital PCL............................  64,000   56,746
    Thoresen Thai Agencies PCL........................ 124,000   44,330
    TICON Industrial Connection PCL...................  71,900   25,704
    Tipco Asphalt PCL.................................  49,000   33,923
    Tisco Financial Group PCL.........................  37,100   44,737
    TMB Bank PCL...................................... 925,300   61,433
    Total Access Communication PCL....................  19,500   38,867
    TPI Polene PCL.................................... 849,200   55,899
*   True Corp. PCL.................................... 221,700   67,935
    TTW PCL...........................................  71,700   23,395
    Unique Engineering & Construction PCL.............  87,400   43,148
    VGI Global Media PCL.............................. 137,100   17,894
    Vibhavadi Medical Center PCL...................... 233,000    9,916

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
THAILAND -- (Continued)
    Workpoint Entertainment PCL.......................   8,820 $    9,509
                                                               ----------
TOTAL THAILAND........................................          5,451,657
                                                               ----------
TURKEY -- (0.3%)
    Akbank TAS........................................  75,065    200,400
    Akcansa Cimento A.S...............................   2,599     14,711
    Akfen Holding A.S.................................   4,974     14,469
    Aksa Akrilik Kimya Sanayii AS.....................  14,928     59,587
#   Alarko Holding A.S................................   6,562      8,268
    Albaraka Turk Katilim Bankasi A.S.................  18,826      9,500
    Anadolu Efes Biracilik Ve Malt Sanayii A.S........   5,667     44,447
    Arcelik A.S.......................................  21,474    113,033
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........   3,115     16,843
    BIM Birlesik Magazalar A.S........................   7,161    121,362
*   Bolu Cimento Sanayii A.S..........................   4,667      8,601
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....   4,380      9,807
*   Boyner Perakende Ve Tekstil Yatirimlari AS........     669     15,573
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...   3,447     10,262
    Cimsa Cimento Sanayi VE Ticaret AS................   8,792     50,151
    Coca-Cola Icecek A.S..............................   4,206     60,377
#*  Dogan Sirketler Grubu Holding A.S.................  55,779     11,038
    Dogus Otomotiv Servis ve Ticaret A.S..............  12,192     70,545
    EGE Endustri VE Ticaret A.S.......................     154     12,170
    EGE Seramik Sanayi ve Ticaret A.S.................   6,528      8,670
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S................  13,063     12,644
    Enka Insaat ve Sanayi A.S.........................  13,482     24,396
    Eregli Demir ve Celik Fabrikalari TAS............. 101,658    152,240
    Ford Otomotiv Sanayi A.S..........................   4,349     51,628
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S.............................................     722     18,744
    Goodyear Lastikleri TAS...........................     347      7,391
    GSD Holding AS....................................  16,440      7,479
    Gubre Fabrikalari TAS.............................  19,511     53,724
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A....................................  21,566     13,875
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D....................................  45,594     24,304
    KOC Holding A.S...................................  16,577     73,522
    Konya Cimento Sanayii A.S.........................      92     10,813
    Koza Altin Isletmeleri A.S........................   6,262     52,690
*   Migros Ticaret A.S................................   1,461     10,859
*   NET Holding A.S...................................   8,540     10,102
    Otokar Otomotiv Ve Savunma Sanayi A.S.............     962     29,673
#*  Petkim Petrokimya Holding A.S.....................  34,947     52,375
*   Sekerbank TAS.....................................  62,065     35,106
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........   9,902      8,933
    Soda Sanayii A.S..................................  11,946     19,597
*   Tat Gida Sanayi A.S...............................  12,435     30,981
    TAV Havalimanlari Holding A.S.....................   5,157     39,178
    Tekfen Holding A.S................................  10,998     16,714
    Tofas Turk Otomobil Fabrikasi A.S.................  10,857     71,110
    Trakya Cam Sanayi A.S.............................  35,797     26,423
*   Tupras Turkiye Petrol Rafinerileri A.S............   2,491     64,650
*   Turk Hava Yollari AO..............................  94,448    307,185
    Turk Telekomunikasyon A.S.........................   9,248     22,958
    Turk Traktor ve Ziraat Makineleri A.S.............   2,497     65,481

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
TURKEY -- (Continued)
    Turkcell Iletisim Hizmetleri A.S..................  17,141 $   78,450
    Turkcell Iletisim Hizmetleri A.S. ADR.............   2,400     27,552
    Turkiye Garanti Bankasi A.S.......................  67,075    197,848
    Turkiye Halk Bankasi A.S..........................  68,698    298,921
    Turkiye Is Bankasi................................  56,201    109,288
    Turkiye Sinai Kalkinma Bankasi A.S................ 163,448    102,859
    Turkiye Sise ve Cam Fabrikalari A.S............... 111,477    125,822
#   Turkiye Vakiflar Bankasi Tao......................  81,051    121,985
    Ulker Biskuvi Sanayi A.S..........................   5,290     29,406
#*  Vestel Elektronik Sanayi ve Ticaret A.S...........   9,435     15,559
#   Yapi ve Kredi Bankasi A.S.........................  22,078     30,276
#*  Zorlu Enerji Elektrik Uretim A.S..................  14,170      8,642
                                                               ----------
TOTAL TURKEY..........................................          3,321,197
                                                               ----------
UNITED KINGDOM -- (13.9%)
    888 Holdings P.L.C................................  26,425     70,040
    A.G.BARR P.L.C....................................   6,688     58,981
    Aberdeen Asset Management P.L.C...................  79,682    452,549
    Acacia Mining P.L.C...............................  26,238     98,271
    Admiral Group P.L.C...............................  13,483    311,551
*   Afren P.L.C.......................................  70,630      1,969
    Aggreko P.L.C.....................................  38,283    717,075
    Alent P.L.C.......................................  34,654    256,398
    Amec Foster Wheeler P.L.C.........................  45,995    587,370
    Amlin P.L.C.......................................  63,825    508,072
    Anglo American P.L.C..............................  60,797    766,589
    Anglo Pacific Group P.L.C.........................  24,983     32,720
    Anite P.L.C.......................................  30,677     60,247
    Antofagasta P.L.C.................................  27,862    246,020
    ARM Holdings P.L.C. Sponsored ADR.................   7,545    354,917
    Arrow Global Group P.L.C..........................  18,103     76,239
#   Ashmore Group P.L.C...............................  30,305    125,603
    Ashtead Group P.L.C...............................  53,417    819,127
    Associated British Foods P.L.C....................   8,406    422,468
    Astir Palace Vouliagmeni SA.......................   6,207    159,923
    AstraZeneca P.L.C.................................     144      9,721
    AstraZeneca P.L.C. Sponsored ADR..................  49,238  1,663,752
    Aveva Group P.L.C.................................   8,762    301,350
    Aviva P.L.C....................................... 165,894  1,348,917
#   Aviva P.L.C. Sponsored ADR........................  29,959    491,028
    Babcock International Group P.L.C.................  61,253    947,647
    BAE Systems P.L.C................................. 138,780  1,039,070
    Balfour Beatty P.L.C..............................  92,201    338,917
    Bank of Georgia Holdings P.L.C....................   2,717     84,557
    Barclays P.L.C....................................   6,183     27,883
    Barclays P.L.C. Sponsored ADR..................... 103,814  1,866,576
    Barratt Developments P.L.C........................  97,818    968,062
    BBA Aviation P.L.C................................  54,049    250,208
    Beazley P.L.C.....................................  74,282    391,128
    Bellway P.L.C.....................................  16,615    624,336
    Berendsen P.L.C...................................  27,782    443,754
    Berkeley Group Holdings P.L.C.....................  21,217  1,114,230
    Betfair Group P.L.C...............................   6,402    278,158

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    BG Group P.L.C....................................  69,046 $1,174,801
    BG Group P.L.C. Sponsored ADR.....................   3,529     60,593
    BHP Billiton P.L.C................................  10,365    190,381
#   BHP Billiton P.L.C. ADR...........................  42,355  1,556,546
    Bodycote P.L.C....................................  30,216    321,885
    Booker Group P.L.C................................ 116,178    324,366
    Bovis Homes Group P.L.C...........................  26,598    473,821
    BP P.L.C..........................................   2,213     13,631
    BP P.L.C. Sponsored ADR........................... 165,310  6,111,511
    Brammer P.L.C.....................................  12,373     62,681
    Brewin Dolphin Holdings P.L.C.....................  59,390    291,566
    British American Tobacco P.L.C....................   3,927    233,170
#   British American Tobacco P.L.C. Sponsored ADR.....  11,573  1,377,187
    Britvic P.L.C.....................................  26,362    282,093
    BT Group P.L.C....................................  70,939    513,385
    BT Group P.L.C. Sponsored ADR.....................   3,626    262,015
*   BTG P.L.C.........................................  10,195    103,949
    Bunzl P.L.C.......................................  22,313    638,691
    Burberry Group P.L.C..............................  12,569    315,437
    Bwin.Party Digital Entertainment P.L.C............  68,811    123,351
    Cable & Wireless Communications P.L.C............. 549,060    548,603
*   Cairn Energy P.L.C................................   3,880      9,742
    Cape P.L.C........................................   6,798     24,720
    Capita P.L.C......................................  14,798    301,243
    Capital & Counties Properties P.L.C...............  52,712    379,378
    Carillion P.L.C...................................  76,382    412,282
    Carnival P.L.C....................................   1,122     62,190
#   Carnival P.L.C. ADR...............................   3,601    199,279
    Castings P.L.C....................................   1,541     10,368
    Centamin P.L.C.................................... 209,009    180,616
    Centrica P.L.C.................................... 229,313    953,760
    Chemring Group P.L.C..............................  22,369     82,269
    Chesnara P.L.C....................................  11,804     62,379
    Cineworld Group P.L.C.............................  25,849    206,403
*   Circassia Pharmaceuticals P.L.C...................   6,887     32,325
    Clarkson P.L.C....................................     156      6,730
    Close Brothers Group P.L.C........................  22,767    515,921
    Cobham P.L.C...................................... 167,147    681,017
    Coca-Cola HBC AG..................................  19,296    402,472
*   Colt Group SA.....................................  49,066    143,819
    Compass Group P.L.C...............................  47,417    758,465
    Computacenter P.L.C...............................   9,157    108,655
    Connect Group PLC.................................   8,127     18,799
    Consort Medical P.L.C.............................   2,630     38,292
    Costain Group P.L.C...............................   6,295     32,856
    Countrywide P.L.C.................................   6,805     55,336
    Crest Nicholson Holdings P.L.C....................  26,947    229,449
    Croda International P.L.C.........................  14,510    688,049
    Daily Mail & General Trust P.L.C..................  25,603    320,619
    Dairy Crest Group P.L.C...........................  39,981    360,213
    DCC P.L.C.........................................  10,522    831,493
    De La Rue P.L.C...................................  19,242    151,553
    Debenhams P.L.C................................... 183,942    251,763

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Dechra Pharmaceuticals P.L.C......................  14,017 $  215,285
    Development Securities P.L.C......................   5,913     24,764
    Devro P.L.C.......................................  58,265    275,580
    Diageo P.L.C......................................   1,074     30,107
    Diageo P.L.C. Sponsored ADR.......................   8,195    920,380
    Dignity P.L.C.....................................   7,086    270,268
    Diploma P.L.C.....................................  30,923    358,292
    Direct Line Insurance Group P.L.C................. 173,735    991,481
    Dixons Carphone P.L.C............................. 108,168    769,714
    Domino's Pizza Group P.L.C........................  15,280    214,119
    Drax Group P.L.C..................................  31,070    144,623
    DS Smith P.L.C.................................... 139,351    870,426
    Dunelm Group P.L.C................................   6,183     86,480
    E2V Technologies P.L.C............................  19,859     69,451
    easyJet P.L.C.....................................   6,625    169,977
    Electrocomponents P.L.C........................... 129,895    403,702
    Elementis P.L.C...................................  93,034    372,291
*   EnQuest P.L.C.....................................  98,651     54,404
*   Enterprise Inns P.L.C.............................  54,296     95,190
    Essentra P.L.C....................................  34,964    497,741
    esure Group P.L.C.................................  50,315    212,062
    Euromoney Institutional Investor P.L.C............   1,173     19,046
*   Evraz P.L.C.......................................  63,997    100,637
    Experian P.L.C....................................  32,591    611,037
    Fenner P.L.C......................................  48,738    126,773
    Ferrexpo P.L.C....................................  40,971     36,947
    Fidessa Group P.L.C...............................   7,563    283,257
*   Firstgroup P.L.C.................................. 261,523    470,484
    Foxtons Group P.L.C...............................  38,370    145,911
    Fresnillo P.L.C...................................   5,454     55,011
    Fuller Smith & Turner P.L.C. Class A..............   1,079     20,053
    G4S P.L.C......................................... 158,017    677,473
    Galliford Try P.L.C...............................  10,431    288,809
    Gem Diamonds, Ltd.................................   7,370     14,711
    Genus P.L.C.......................................   7,205    161,913
    GKN P.L.C......................................... 173,252    860,590
    GlaxoSmithKline P.L.C.............................   2,756     59,902
    GlaxoSmithKline P.L.C. Sponsored ADR..............  29,039  1,261,454
    Glencore P.L.C.................................... 163,936    531,171
    Go-Ahead Group P.L.C..............................   8,951    355,983
    Grafton Group P.L.C...............................  19,491    218,943
    Greencore Group P.L.C............................. 118,381    583,941
    Greene King P.L.C.................................  36,892    497,417
    Greggs P.L.C......................................  14,604    309,015
    Halfords Group P.L.C..............................  29,956    254,008
    Halma P.L.C.......................................  74,118    875,201
    Hargreaves Lansdown P.L.C.........................  16,211    302,636
    Hays P.L.C........................................ 246,638    641,187
    Headlam Group P.L.C...............................   9,871     73,351
    Helical Bar P.L.C.................................  14,234     94,514
    HellermannTyton Group P.L.C.......................   1,810     13,318
    Henderson Group P.L.C............................. 101,639    451,368
    Hikma Pharmaceuticals P.L.C.......................  13,115    489,934

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
UNITED KINGDOM -- (Continued)
    Hill & Smith Holdings P.L.C.......................     4,259 $   46,090
    Hiscox, Ltd.......................................    33,813    488,361
*   Hochschild Mining P.L.C...........................    17,217     20,879
    Home Retail Group P.L.C...........................   118,763    302,413
    HomeServe P.L.C...................................    39,936    271,795
    Howden Joinery Group P.L.C........................    93,362    721,463
    HSBC Holdings P.L.C. Sponsored ADR................    77,654  3,499,866
    Hunting P.L.C.....................................    33,849    270,668
    ICAP P.L.C........................................    80,640    648,689
    IG Group Holdings P.L.C...........................    57,179    667,211
*   Imagination Technologies Group P.L.C..............    21,596     78,943
    IMI P.L.C.........................................    12,093    200,076
    Imperial Tobacco Group P.L.C......................    22,930  1,203,288
    Imperial Tobacco Group P.L.C. ADR.................       329     34,466
    Inchcape P.L.C....................................    54,355    680,737
*   Indivior P.L.C....................................    68,900    284,004
    Informa P.L.C.....................................    81,835    760,699
    Inmarsat P.L.C....................................    44,345    614,082
    Innovation Group P.L.C............................   317,167    159,483
    InterContinental Hotels Group P.L.C...............     3,827    160,743
    InterContinental Hotels Group P.L.C. ADR..........     6,777    283,482
*   International Consolidated Airlines Group
      SA(B5282K0).....................................     7,157     59,555
*   International Consolidated Airlines Group
      SA(B5M6XQ7).....................................    42,156    351,094
*   International Consolidated Airlines Group SA
      Sponsored ADR...................................       310     12,958
*   International Game Technology P.L.C...............     2,733     54,113
    Interserve P.L.C..................................    22,522    226,728
    Intertek Group P.L.C..............................    17,103    653,596
    Investec P.L.C....................................    59,757    545,003
*   IP Group P.L.C....................................    15,304     48,508
    ITE Group P.L.C...................................    78,508    226,319
    ITV P.L.C.........................................   117,622    514,688
    J Sainsbury P.L.C.................................   170,129    702,763
    James Fisher & Sons P.L.C.........................    10,616    184,377
    Jardine Lloyd Thompson Group P.L.C................    27,855    451,730
    JD Sports Fashion P.L.C...........................     8,739    109,772
    JD Wetherspoon P.L.C..............................    26,619    297,220
    John Menzies P.L.C................................    19,143    154,176
    John Wood Group P.L.C.............................    49,798    484,847
    Johnson Matthey P.L.C.............................     7,092    322,345
    Jupiter Fund Management P.L.C.....................    45,270    331,536
#*  KAZ Minerals P.L.C................................    50,076    126,412
    Kcom Group P.L.C..................................    97,065    143,199
    Keller Group P.L.C................................    16,927    279,237
    Kier Group P.L.C..................................    27,620    621,490
    Kingfisher P.L.C..................................    78,927    444,594
    Ladbrokes P.L.C...................................    88,356    156,979
    Laird P.L.C.......................................    46,538    286,144
*   Lamprell P.L.C....................................    25,999     59,132
    Lancashire Holdings, Ltd..........................    23,254    233,939
    Lavendon Group P.L.C..............................    28,057     79,943
    Legal & General Group P.L.C.......................   318,464  1,295,264
    Lloyds Banking Group P.L.C........................ 1,445,611  1,882,488
    Lloyds Banking Group P.L.C. ADR...................   162,448    854,476

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    London Stock Exchange Group P.L.C.................   9,860 $  401,084
*   Lonmin P.L.C......................................  28,959     23,539
    Lookers P.L.C.....................................  53,723    135,844
    Man Group P.L.C................................... 204,299    518,043
    Marks & Spencer Group P.L.C....................... 139,444  1,183,581
    Marshalls P.L.C...................................  16,409     81,924
    Marston's P.L.C...................................  93,853    228,562
    Mears Group P.L.C.................................  15,748     95,962
    Meggitt P.L.C..................................... 113,702    823,913
    Melrose Industries P.L.C.......................... 121,073    522,337
    Merlin Entertainments P.L.C.......................  66,757    432,365
    Michael Page International P.L.C..................  18,407    157,353
    Micro Focus International P.L.C...................  13,255    289,099
    Millennium & Copthorne Hotels P.L.C...............  37,044    322,515
*   Mitchells & Butlers P.L.C.........................  36,056    212,672
    Mitie Group P.L.C.................................  96,135    482,958
    Mondi P.L.C.......................................  35,165    844,143
    Moneysupermarket.com Group P.L.C..................  40,585    185,592
    Morgan Advanced Materials P.L.C...................  59,226    327,807
    Morgan Sindall Group P.L.C........................   1,477     18,709
*   Mothercare P.L.C..................................  19,832     83,891
    N Brown Group P.L.C...............................  14,374     71,254
    National Express Group P.L.C...................... 102,828    485,866
    National Grid P.L.C. Sponsored ADR................   7,992    532,427
    NCC Group P.L.C...................................   4,409     16,187
    Next P.L.C........................................   4,664    581,833
    Northgate P.L.C...................................  24,074    205,778
    Novae Group P.L.C.................................   4,429     50,141
*   Ocado Group P.L.C.................................  11,841     73,176
    Old Mutual P.L.C.................................. 186,700    617,453
    Oxford Instruments P.L.C..........................  20,947    298,852
    Pace P.L.C........................................  81,108    459,630
    PayPoint P.L.C....................................   7,146    111,604
    Pearson P.L.C.....................................     811     15,219
    Pearson P.L.C. Sponsored ADR......................  40,647    758,473
    Pendragon P.L.C...................................  88,815     53,802
    Pennon Group P.L.C................................  33,999    432,785
    Persimmon P.L.C...................................  34,185  1,090,846
*   Petra Diamonds, Ltd............................... 114,428    268,394
    Petrofac, Ltd.....................................  45,957    629,504
*   Petropavlovsk P.L.C............................... 563,405     52,612
    Pets at Home Group P.L.C..........................  22,728    102,520
    Phoenix Group Holdings............................  42,860    569,913
    Photo-Me International P.L.C......................  39,626     94,137
    Playtech P.L.C....................................  29,594    418,390
    Poundland Group P.L.C.............................   4,321     22,751
    Premier Farnell P.L.C.............................  81,962    173,593
*   Premier Foods P.L.C............................... 114,742     70,585
*   Premier Oil P.L.C.................................  79,088    164,873
    Provident Financial P.L.C.........................   7,611    352,512
#   Prudential P.L.C. ADR.............................  19,781    934,850
    PZ Cussons P.L.C..................................  22,022    119,076
    QinetiQ Group P.L.C...............................  96,682    357,547

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
*   Quintain Estates & Development P.L.C....................  72,967 $  149,940
    Randgold Resources, Ltd.................................   8,414    507,584
    Rank Group P.L.C........................................  20,829     79,561
    Reckitt Benckiser Group P.L.C...........................  10,310    988,710
    Redrow P.L.C............................................  56,658    411,665
    Regus P.L.C.............................................  93,827    411,526
    RELX P.L.C..............................................  14,114    246,133
    RELX P.L.C. Sponsored ADR...............................  22,562    394,609
    Renishaw P.L.C..........................................   7,803    254,427
    Rentokil Initial P.L.C.................................. 164,154    376,892
    Restaurant Group P.L.C. (The)...........................  38,164    401,638
    Rexam P.L.C.............................................  57,734    501,113
    Ricardo P.L.C...........................................   7,098     99,727
    Rightmove P.L.C.........................................   9,306    528,768
    Rio Tinto P.L.C.........................................   2,919    112,910
#   Rio Tinto P.L.C. Sponsored ADR..........................  49,939  1,928,644
    Robert Walters P.L.C....................................   2,498     17,637
    Rolls-Royce Holdings P.L.C.............................. 153,592  1,900,814
    Rotork P.L.C............................................ 107,026    357,287
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR.......  24,326    259,315
    Royal Dutch Shell P.L.C.(B03MLX2).......................     324      9,287
    Royal Dutch Shell P.L.C.(B03MM40).......................   1,701     49,253
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...................  36,390  2,116,078
    Royal Dutch Shell P.L.C. ADR(780259206).................  43,355  2,492,045
    Royal Mail P.L.C........................................  82,250    647,969
    RPC Group P.L.C.........................................  53,172    564,505
    RPS Group P.L.C.........................................  33,127    110,555
    RSA Insurance Group P.L.C...............................  77,241    619,495
    SABMiller P.L.C.........................................  13,206    692,530
    Sage Group P.L.C. (The).................................  57,160    464,546
    Savills P.L.C...........................................  21,735    332,109
    Schroders P.L.C.(0239581)...............................   2,484     94,343
    Schroders P.L.C.(0240549)...............................   6,034    297,298
    SDL P.L.C...............................................   3,652     22,852
    Senior P.L.C............................................  68,064    308,754
    Serco Group P.L.C.......................................   8,978     18,047
*   Severfield P.L.C........................................  10,461     11,767
    Severn Trent P.L.C......................................  14,416    495,629
    Shanks Group P.L.C......................................  60,039     93,321
    Shire P.L.C.(B39JBM7)...................................     735    196,105
    Shire P.L.C.(B2QKY05)...................................   7,429    660,410
    SIG P.L.C............................................... 100,509    327,675
    Sky P.L.C...............................................  28,291    502,937
    Sky P.L.C. Sponsored ADR................................     636     45,309
*   Skyepharma P.L.C........................................   7,298     31,889
    Smith & Nephew P.L.C....................................   5,181     96,292
    Smiths Group P.L.C......................................  34,911    614,348
    Soco International P.L.C................................  14,068     34,664
    Spectris P.L.C..........................................  22,794    694,320
    Speedy Hire P.L.C.......................................  43,868     35,407
    Spirax-Sarco Engineering P.L.C..........................   9,566    495,212
    Spirent Communications P.L.C............................  83,679    122,049

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
*   Sports Direct International P.L.C.................  26,452 $  326,683
    SSE P.L.C.........................................  84,759  2,004,738
    St James's Place P.L.C............................  46,143    704,041
    ST Modwen Properties P.L.C........................  32,727    243,241
    Stagecoach Group P.L.C............................  28,253    172,319
    Standard Chartered P.L.C..........................  63,069    964,357
    Standard Life P.L.C...............................  74,199    525,461
    Sthree P.L.C......................................   1,993     12,114
    Stobart Group, Ltd................................  20,339     34,990
*   SuperGroup P.L.C..................................   6,549    147,999
    Synthomer P.L.C...................................  42,668    213,928
#   TalkTalk Telecom Group P.L.C......................  41,757    196,303
    Tate & Lyle P.L.C.................................  67,798    576,274
    Taylor Wimpey P.L.C............................... 249,501    756,201
    Ted Baker P.L.C...................................   2,606    131,090
    Telecity Group P.L.C..............................  30,165    514,780
#   Telecom Plus P.L.C................................   5,525    104,654
    Tesco P.L.C....................................... 625,344  2,102,993
*   Thomas Cook Group P.L.C........................... 104,167    194,705
    Topps Tiles P.L.C.................................  10,269     24,706
    Travis Perkins P.L.C..............................  27,246    955,347
    Trinity Mirror P.L.C..............................  45,943     95,357
    TT electronics P.L.C..............................   9,905     22,951
    TUI AG............................................  18,771    322,442
    Tullett Prebon P.L.C..............................  29,043    183,571
    Tullow Oil P.L.C..................................  43,520    166,411
    UBM P.L.C.........................................  40,860    338,709
    UDG Healthcare P.L.C..............................  31,215    244,507
    Ultra Electronics Holdings P.L.C..................  12,089    328,982
    Unilever P.L.C....................................   1,655     75,071
    Unilever P.L.C. Sponsored ADR.....................  13,953    632,489
    UNITE Group P.L.C. (The)..........................  42,573    419,185
    United Utilities Group P.L.C......................  37,867    526,750
    UTV Media P.L.C...................................   3,416      8,267
*   Vectura Group P.L.C...............................  21,153     59,243
#   Vedanta Resources P.L.C...........................  13,077     81,355
    Vesuvius P.L.C....................................  26,021    165,966
    Victrex P.L.C.....................................  12,918    390,084
    Vodafone Group P.L.C.............................. 346,753  1,313,499
    Vodafone Group P.L.C. Sponsored ADR...............  31,855  1,203,482
    Weir Group P.L.C. (The)...........................  20,347    488,540
    WH Smith P.L.C....................................  10,847    267,479
    Whitbread P.L.C...................................   7,336    593,950
    William Hill P.L.C................................ 135,961    859,007
    Wilmington Group P.L.C............................   3,711     15,167
    WM Morrison Supermarkets P.L.C.................... 391,951  1,115,380
    Wolseley P.L.C....................................   9,470    628,771
    WPP P.L.C.........................................  48,531  1,115,039
#   WPP P.L.C. Sponsored ADR..........................   3,436    395,621
    WS Atkins P.L.C...................................   8,859    217,161
    Xaar P.L.C........................................  11,107     89,942

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ ------------
UNITED KINGDOM -- (Continued)
    Xchanging P.L.C................................... 16,996 $     25,812
                                                              ------------
TOTAL UNITED KINGDOM..................................         147,413,426
                                                              ------------
UNITED STATES -- (0.0%)
    XL Group P.L.C....................................  9,284      352,979
                                                              ------------
TOTAL COMMON STOCKS...................................         989,850,199
                                                              ------------
PREFERRED STOCKS -- (0.8%)
BRAZIL -- (0.4%)
    AES Tiete SA...................................... 10,600       56,654
    Alpargatas SA..................................... 15,900       36,221
    Banco ABC Brasil SA(B23DMP8)...................... 13,100       39,561
    Banco ABC Brasil SA(BYT8JC7)......................    506        1,528
    Banco Bradesco SA................................. 60,600      482,825
    Banco Bradesco SA ADR............................. 50,280      399,223
    Banco do Estado do Rio Grande do Sul SA Class B... 29,381       84,866
    Braskem SA Class A................................ 31,067      113,781
    Centrais Eletricas Brasileiras SA Class B......... 24,000       59,861
    Cia Brasileira de Distribuicao.................... 11,300      247,521
    Cia de Gas de Sao Paulo - COMGAS Class A..........  2,600       31,422
    Cia de Transmissao de Energia Eletrica Paulista...  5,667       68,588
    Cia Energetica de Minas Gerais.................... 39,100      107,801
    Cia Energetica de Sao Paulo Class B............... 18,400      102,803
    Cia Paranaense de Energia.........................  9,700       99,948
*   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA........................................  9,800       43,248
    Gerdau SA......................................... 82,100      141,471
*   Gol Linhas Aereas Inteligentes SA................. 20,900       34,671
    Itau Unibanco Holding SA.......................... 82,917      728,440
    Itau Unibanco Holding SA ADR...................... 60,280      523,230
    Lojas Americanas SA............................... 37,100      186,803
    Marcopolo SA...................................... 37,600       25,257
*   Oi SA............................................. 43,868       62,010
*   Petroleo Brasileiro SA............................ 72,046      220,939
*   Petroleo Brasileiro SA Sponsored ADR.............. 42,200      259,530
    Randon Participacoes SA........................... 26,100       24,393
    Suzano Papel e Celulose SA Class A................ 36,438      178,681
    Telefonica Brasil SA..............................  5,800       76,448
    Usinas Siderurgicas de Minas Gerais SA Class A.... 78,835       90,487
    Vale SA........................................... 36,300      155,316
    Vale SA Sponsored ADR............................. 14,280       61,261
                                                              ------------
TOTAL BRAZIL..........................................           4,744,788
                                                              ------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B................... 33,372       94,319
                                                              ------------
COLOMBIA -- (0.0%)
*   Avianca Holdings SA............................... 39,725       43,035
    Banco Davivienda SA...............................  5,495       50,524

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA.....................  3,576 $   45,445
                                                                     ----------
TOTAL COLOMBIA...............................................           139,004
                                                                     ----------
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG..............................  4,109    321,616
    Biotest AG...............................................  2,606     73,342
    Draegerwerk AG & Co. KGaA................................    941     94,274
    Fuchs Petrolub SE........................................  6,233    270,876
    Henkel AG & Co. KGaA.....................................  1,888    223,815
    Jungheinrich AG..........................................  3,036    214,035
    Porsche Automobil Holding SE.............................  7,134    537,695
    Sartorius AG.............................................    886    190,751
    Sixt SE..................................................  4,072    146,740
    STO SE & Co. KGaA........................................    310     48,346
    Villeroy & Boch AG.......................................    987     15,420
    Volkswagen AG............................................  9,474  1,900,230
                                                                     ----------
TOTAL GERMANY................................................         4,037,140
                                                                     ----------
TOTAL PREFERRED STOCKS.......................................         9,015,251
                                                                     ----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Duet Group, Ltd. Rights 08/10/15......................... 51,809         --
                                                                     ----------
BRAZIL -- (0.0%)
*   Gol Linhas Aereas Inteligentes SA Rights 08/14/15........  4,755         14
                                                                     ----------
CANADA -- (0.0%)
*   Imperial Metals Corp. Rights 08/20/15....................  5,200         80
                                                                     ----------
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants 10/14/16... 21,250      1,233
                                                                     ----------
MALAYSIA -- (0.0%)
*   Matrix Concept Holdings Bhd Warrants 07/20/20............  5,333        816
*   O.S.K. Holdings Bhd Warrants 07/22/20.................... 20,025         --
                                                                     ----------
TOTAL MALAYSIA                                                              816
                                                                     ----------
SOUTH AFRICA -- (0.0%)
*   Adcock Ingram Holdings, Ltd. Warrants 07/26/19...........    463        274
                                                                     ----------
SOUTH KOREA -- (0.0%)
*   ISC Co. Rights 09/08/15..................................     54        484
#*  Meritz Securities Co., Ltd. Rights 08/21/15..............  4,863      6,566
                                                                     ----------
TOTAL SOUTH KOREA                                                         7,050
                                                                     ----------
TAIWAN -- (0.0%)
*   Achem Technology Corp. Rights 08/03/15...................    913          5
*   First Financial Holdings, Ltd. Rights 09/11/15........... 43,804      3,191
    Ruentex Development Co., Ltd............................. 11,267        428
                                                                     ----------
TOTAL TAIWAN                                                              3,624
                                                                     ----------
THAILAND -- (0.0%)
*   Jasmine International PCL Warrants 07/05/20..............      1         --

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                     SHARES      VALUE++
                                                    --------- --------------
THAILAND -- (Continued)
*     Precious Shipping PCL Warrants 06/15/18......     1,650 $          155
*     Vibhavadi Medical Center PCL Warrants
        06/14/20...................................    19,417            446
                                                              --------------
TOTAL THAILAND.....................................                      601
                                                              --------------
TOTAL RIGHTS/WARRANTS..............................                   13,692
                                                              --------------
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%...........................   254,625            500
                                                              --------------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund............... 5,106,161     59,078,284
                                                              --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,067,891,152)^^................................           $1,057,957,926
                                                              ==============

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia..................... $ 1,135,727 $ 42,989,786   --    $ 44,125,513
   Austria.......................          --    3,902,725   --       3,902,725
   Belgium.......................     513,151   11,277,357   --      11,790,508
   Brazil........................  11,643,481           --   --      11,643,481
   Canada........................  58,084,011           --   --      58,084,011
   Chile.........................     654,557    1,903,716   --       2,558,273
   China.........................   5,029,477   53,565,412   --      58,594,889
   Colombia......................   1,006,983           --   --       1,006,983
   Czech Republic................          --      264,469   --         264,469
   Denmark.......................     315,082   12,242,884   --      12,557,966
   Egypt.........................      16,553       72,009   --          88,562
   Finland.......................      71,104   11,661,572   --      11,732,676
   France........................   2,084,633   51,494,954   --      53,579,587
   Germany.......................   2,870,228   48,398,227   --      51,268,455
   Greece........................          --      455,162   --         455,162
   Hong Kong.....................     569,129   22,655,661   --      23,224,790
   Hungary.......................          --      601,723   --         601,723
   India.........................     987,899   20,675,203   --      21,663,102
   Indonesia.....................     129,030    5,444,509   --       5,573,539
   Ireland.......................   1,195,124    3,265,440   --       4,460,564
   Israel........................   2,298,328    3,224,282   --       5,522,610
   Italy.........................     372,208   21,878,527   --      22,250,735
   Japan.........................   3,198,213  171,561,652   --     174,759,865
   Malaysia......................       3,175    7,018,002   --       7,021,177
   Mexico........................   9,557,735           --   --       9,557,735
   Netherlands...................   2,329,958   18,052,460   --      20,382,418
   New Zealand...................          --    3,202,945   --       3,202,945
   Norway........................     450,639    5,677,469   --       6,128,108
   Peru..........................     176,373           --   --         176,373
   Philippines...................      57,915    3,400,105   --       3,458,020
   Poland........................          --    3,434,168   --       3,434,168
   Portugal......................          --    2,401,564   --       2,401,564
   Russia........................     158,827    2,182,099   --       2,340,926
   Singapore.....................          --    9,238,091   --       9,238,091
   South Africa..................   1,312,806   16,663,516   --      17,976,322
   South Korea...................   1,416,399   38,179,540   --      39,595,939
   Spain.........................   1,021,650   19,346,159   --      20,367,809
   Sweden........................     144,430   21,829,239   --      21,973,669
   Switzerland...................   3,926,793   49,222,227   --      53,149,020
   Taiwan........................   2,503,059   30,693,409   --      33,196,468
   Thailand......................   5,451,657           --   --       5,451,657
   Turkey........................      27,552    3,293,645   --       3,321,197
   United Kingdom................  32,779,850  114,633,568   --     147,413,426
   United States.................     352,979           --   --         352,979
Preferred Stocks
   Brazil........................   4,744,788           --   --       4,744,788
   Chile.........................          --       94,319   --          94,319
   Colombia......................     139,004           --   --         139,004
   Germany.......................          --    4,037,140   --       4,037,140
Rights/Warrants
   Australia.....................          --           --   --              --
   Brazil........................          --           14   --              14
   Canada........................          --           80   --              80
   China.........................          --        1,233   --           1,233
   Malaysia......................          --          816   --             816
   South Africa..................          --          274   --             274

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

   South Korea....................           --        7,050 --           7,050
   Taiwan.........................          428        3,196 --           3,624
   Thailand.......................          155          446 --             601
Bonds
   India..........................           --          500 --             500
Securities Lending Collateral.....           --   59,078,284 --      59,078,284
                                   ------------ ------------ --  --------------
TOTAL............................. $158,731,098 $899,226,828 --  $1,057,957,926
                                   ============ ============ ==  ==============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc....................... 5,598,106 $ 99,366,389
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc................ 6,534,604   80,571,663
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group
  Inc................................................... 2,030,935   36,556,832
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $200,923,391)...............................            216,494,884
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%)
      (Cost $200,923,391)^^.............................           $216,494,884
                                                                   ============

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------
                                            LEVEL 1    LEVEL 2 LEVEL 3     TOTAL
                                         ------------  ------- ------- ------------
Affiliated Investment Companies......... $216,494,884       --   --    $216,494,884
Futures Contracts**.....................      (27,122)      --   --         (27,122)
Forward Currency Contracts**............           --  $31,119   --          31,119
                                         ------------  -------   --    ------------
TOTAL................................... $216,467,762  $31,119   --    $216,498,881
                                         ============  =======   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company................................................. $4,296,865,163
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $3,647,898,824)^^................................... $4,296,865,163
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA
  Investment Trust Company...................................... $5,105,625,632
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $5,263,075,053)^^................................... $5,105,625,632
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund.......... $15,967,215,516
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $17,991,655,614)^^................................. $15,967,215,516
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (90.0%)

BRAZIL -- (5.4%)
    AES Tiete SA........................................    437,770 $ 2,280,938
    Aliansce Shopping Centers SA........................    747,940   3,029,813
    Alupar Investimento SA..............................    165,900     797,049
    AMBEV SA............................................  1,591,620   9,045,963
    AMBEV SA ADR........................................ 10,338,164  58,720,772
    Arezzo Industria e Comercio SA......................    402,031   2,515,079
*   B2W Cia Digital.....................................    753,859   3,963,100
    Banco Bradesco SA...................................  3,293,636  26,607,273
    Banco do Brasil SA..................................  4,646,074  29,920,394
    Banco Santander Brasil SA...........................    125,400     585,990
#   Banco Santander Brasil SA ADR.......................    140,666     656,910
    BB Seguridade Participacoes SA......................  2,161,742  20,361,331
    Bematech SA.........................................    398,400     959,944
    BM&FBovespa SA...................................... 11,113,573  33,886,506
    BR Malls Participacoes SA...........................  3,217,131  12,073,813
    Brasil Brokers Participacoes SA.....................  1,238,922     752,627
    Brasil Insurance Participacoes e Administracao SA...    422,234     115,919
*   Brasil Pharma SA....................................    665,826     132,234
*   BrasilAgro--Co. Brasileira de Propriedades
       Agricolas........................................      4,700      15,374
#   Braskem SA Sponsored ADR............................    524,619   3,803,488
    BRF SA..............................................  1,089,506  22,869,141
    BRF SA ADR..........................................  1,255,318  26,248,699
    CCR SA..............................................  3,164,808  14,068,073
*   Centrais Eletricas Brasileiras SA...................  1,638,000   2,769,906
#   Centrais Eletricas Brasileiras SA ADR...............    130,848     323,195
*   Centrais Eletricas Brasileiras SA Sponsored ADR.....    322,427     538,453
    CETIP SA--Mercados Organizados......................  1,807,098  18,715,138
#   Cia Brasileira de Distribuicao ADR..................    194,588   4,230,343
    Cia de Locacao das Americas.........................     74,700      69,814
    Cia de Saneamento Basico do Estado de Sao Paulo.....    817,228   4,169,738
    Cia de Saneamento Basico do Estado de Sao Paulo
       ADR..............................................    976,227   4,939,709
    Cia de Saneamento de Minas Gerais-COPASA............    406,588   1,417,854
    Cia Energetica de Minas Gerais......................    311,713     897,645
    Cia Energetica de Minas Gerais Sponsored ADR........  1,059,060   2,912,414
    Cia Hering..........................................  1,646,052   5,687,231
    Cia Paranaense de Energia...........................    128,000     881,882
#   Cia Paranaense de Energia Sponsored ADR.............    283,710   2,882,494
*   Cia Providencia Industria e Comercio SA.............     54,100     144,811
    Cia Siderurgica Nacional SA.........................  1,230,700   1,556,369
#   Cia Siderurgica Nacional SA Sponsored ADR...........  3,613,990   4,517,487
    Cielo SA............................................  2,359,709  30,137,726
    Contax Participacoes SA.............................    162,150     210,741
    Cosan Logistica SA..................................    655,006     344,342
    Cosan SA Industria e Comercio.......................    804,906   4,889,687
    CPFL Energia SA.....................................    882,004   4,966,497
#   CPFL Energia SA ADR.................................    229,674   2,579,239
    CR2 Empreendimentos Imobiliarios SA.................     27,200      17,477
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes.....................................  2,397,517   6,512,043
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.....................................     15,734      45,034
    Dimed SA Distribuidora da Medicamentos..............        900      51,837
    Direcional Engenharia SA............................    813,981     896,248

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
BRAZIL -- (Continued)
    Duratex SA........................................ 2,055,356 $ 4,178,004
    EcoRodovias Infraestrutura e Logistica SA......... 1,937,943   3,928,014
    EDP--Energias do Brasil SA........................ 2,279,320   8,687,372
    Embraer SA........................................   233,006   1,626,438
    Embraer SA ADR....................................   766,414  21,344,630
    Equatorial Energia SA............................. 1,450,097  14,823,054
    Estacio Participacoes SA.......................... 1,286,200   5,334,202
    Eternit SA........................................ 1,097,920     901,051
    Even Construtora e Incorporadora SA............... 2,509,377   2,140,037
    Ez Tec Empreendimentos e Participacoes SA.........   527,718   2,134,636
    Fibria Celulose SA................................   483,242   6,427,325
#   Fibria Celulose SA Sponsored ADR.................. 1,137,141  15,146,718
    Fleury SA.........................................   484,393   2,540,837
    Fras-Le SA........................................     6,000       5,520
*   Gafisa SA......................................... 1,595,100   1,187,957
#*  Gafisa SA ADR..................................... 1,399,277   2,042,944
*   General Shopping Brasil SA........................   177,200     186,311
    Gerdau SA.........................................   753,282   1,108,819
#   Gerdau SA Sponsored ADR........................... 4,273,552   7,393,245
#*  Gol Linhas Aereas Inteligentes SA ADR.............   208,966     348,973
    Grendene SA.......................................   588,728   3,072,641
    Guararapes Confeccoes SA..........................    49,932     940,614
    Helbor Empreendimentos SA......................... 1,029,869     655,709
*   Hypermarcas SA.................................... 1,907,266  11,285,565
    Iguatemi Empresa de Shopping Centers SA...........   697,144   4,872,342
    Industrias Romi SA................................    96,608      71,385
*   International Meal Co. Alimentacao SA.............   416,676     985,726
    Iochpe-Maxion SA..................................   648,303   2,309,992
    Itau Unibanco Holding SA.......................... 1,004,018   8,357,164
    JBS SA............................................ 4,718,912  21,238,171
    JHSF Participacoes SA.............................   619,229     354,470
*   Joao Fortes Engenharia SA.........................    20,369      20,792
    JSL SA............................................   499,918   1,508,244
    Kepler Weber SA...................................   102,004     712,906
    Klabin SA......................................... 3,496,695  21,681,051
    Kroton Educacional SA............................. 5,877,648  16,479,628
    Light SA..........................................   700,896   2,884,278
    Linx SA...........................................    82,873   1,221,572
    Localiza Rent a Car SA............................ 1,269,623  10,419,663
*   Log-in Logistica Intermodal SA....................   429,279     349,797
    Lojas Americanas SA...............................   885,087   3,450,961
    Lojas Renner SA...................................   779,432  24,787,848
    LPS Brasil Consultoria de Imoveis SA..............   419,180     587,644
    M Dias Branco SA..................................   189,585   4,280,121
    Magazine Luiza SA.................................    30,600      32,173
*   Magnesita Refratarios SA..........................   959,861     751,304
    Mahle-Metal Leve SA...............................   408,500   2,463,682
    Marcopolo SA......................................    24,800      13,979
*   Marfrig Global Foods SA........................... 3,513,473   5,448,836
    Marisa Lojas SA...................................   274,656     677,826
*   Mills Estruturas e Servicos de Engenharia SA......   582,590   1,051,536
*   Minerva SA........................................ 1,270,385   4,192,629

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
BRAZIL -- (Continued)
    MRV Engenharia e Participacoes SA.................  3,207,587 $ 7,213,429
    Multiplan Empreendimentos Imobiliarios SA.........    375,616   5,117,623
    Multiplus SA......................................    511,848   6,166,483
    Natura Cosmeticos SA..............................  1,059,100   7,875,315
    Odontoprev SA.....................................  1,935,822   6,286,990
*   Oi SA.............................................    405,730     592,488
*   Oi SA ADR(670851302)..............................     13,654      20,345
#*  Oi SA ADR(670851401)..............................    499,878     684,833
*   Paranapanema SA...................................  1,653,631   1,328,140
*   PDG Realty SA Empreendimentos e Participacoes..... 10,349,701     725,457
*   Petroleo Brasileiro SA............................  1,085,801   3,672,243
#*  Petroleo Brasileiro SA ADR........................  3,804,709  25,872,021
    Porto Seguro SA...................................    802,552   9,124,943
    Portobello SA.....................................    150,900     121,198
*   Profarma Distribuidora de Produtos Farmaceuticos
      SA..............................................    117,000     340,002
    QGEP Participacoes SA.............................    901,500   1,674,540
    Qualicorp SA......................................  1,694,273  10,069,789
    Raia Drogasil SA..................................    921,725  11,712,862
    Restoque Comercio e Confeccoes de Roupas SA.......    666,523   1,055,084
    Rodobens Negocios Imobiliarios SA.................    142,921     198,272
*   Rossi Residencial SA..............................    496,343     144,962
*   Rumo Logistica Operadora Multimodal SA............  7,785,711   2,069,247
    Santos Brasil Participacoes SA....................    377,345   1,404,044
    Sao Carlos Empreendimentos e Participacoes SA.....      8,800      73,891
    Sao Martinho SA...................................    466,487   4,604,991
    SLC Agricola SA...................................    544,724   2,800,024
    Smiles SA.........................................    365,600   5,905,850
    Somos Educado SA..................................    407,400   1,517,064
    Sonae Sierra Brasil SA............................    194,118     980,809
    Souza Cruz SA.....................................  1,262,600   8,957,068
*   Springs Global Participacoes SA...................    172,380      42,794
    Sul America SA....................................  1,451,210   7,323,971
*   T4F Entretenimento SA.............................     34,100      33,861
    Technos SA........................................    104,816     161,635
    Tecnisa SA........................................  1,126,095   1,059,018
*   Tegma Gestao Logistica............................    302,100     819,670
#   Telefonica Brasil SA ADR..........................    478,639   6,231,879
    Tempo Participacoes SA............................    260,997     323,964
    Tereos Internacional SA...........................    106,388      17,711
    Tim Participacoes SA..............................  1,437,244   3,941,565
    Tim Participacoes SA ADR..........................    307,211   4,181,142
    Totvs SA..........................................    955,570   9,784,688
    TPI--Triunfo Participacoes e Investimentos SA.....    168,927     226,950
    Tractebel Energia SA..............................    860,409   9,109,311
    Transmissora Alianca de Energia Eletrica SA.......  1,344,073   8,223,931
    Trisul SA.........................................     51,685      40,455
    Ultrapar Participacoes SA.........................  1,929,850  39,606,466
    Ultrapar Participacoes SA Sponsored ADR...........     70,325   1,441,662
    Usinas Siderurgicas de Minas Gerais SA............    189,344     534,750
    Vale SA...........................................    827,574   4,319,207
#   Vale SA Sponsored ADR.............................  3,573,051  18,794,248
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A................    651,290   9,453,734

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
*   Vanguarda Agro SA.................................   1,428,454 $    337,928
    WEG SA............................................   1,793,822    9,849,400
                                                                   ------------
TOTAL BRAZIL                                                        903,532,067
                                                                   ------------
CHILE -- (1.4%)
    AES Gener SA......................................  10,196,957    5,467,904
    Aguas Andinas SA Class A..........................  16,419,519    8,665,116
    Banco de Chile....................................  48,220,154    5,175,502
#   Banco de Chile ADR................................      92,671    5,774,355
    Banco de Credito e Inversiones....................     171,474    7,538,168
    Banco Santander Chile.............................  18,075,766      911,492
    Banco Santander Chile ADR.........................     547,317   11,050,330
    Banmedica SA......................................     638,367    1,204,521
*   Besalco SA........................................   1,451,429      553,103
    Bupa Chile SA.....................................     349,807      276,720
    CAP SA............................................     391,659    1,050,280
    Cementos BIO BIO SA...............................     180,149      130,966
    Cencosud SA.......................................   4,304,860    9,099,920
    Cencosud SA ADR...................................       6,235       39,281
    Cia Cervecerias Unidas SA.........................     237,545    2,500,515
#   Cia Cervecerias Unidas SA ADR.....................     182,834    3,857,797
*   Cia Pesquera Camanchaca SA........................     220,903        6,009
*   Cia Sud Americana de Vapores SA...................  26,382,175      771,217
    Cintac SA.........................................     161,631       20,387
    Clinica LAS Condes SA.............................         309       17,459
    Colbun SA.........................................  33,203,449    8,793,067
    Corpbanca SA...................................... 830,121,780    8,359,963
    Corpbanca SA ADR..................................      67,973    1,026,392
    Cristalerias de Chile SA..........................      59,157      408,640
    E.CL SA...........................................   3,467,356    4,709,608
    Embotelladora Andina SA Class A ADR...............       2,422       33,133
    Embotelladora Andina SA Class B ADR...............      47,630      793,039
    Empresa Nacional de Electricidad SA...............   4,972,821    6,783,011
    Empresa Nacional de Electricidad SA Sponsored
       ADR............................................     218,359    8,985,473
    Empresa Nacional de Telecomunicaciones SA.........     891,767    9,182,758
*   Empresas AquaChile SA.............................     433,769      186,477
    Empresas CMPC SA..................................   6,029,740   15,834,383
    Empresas COPEC SA.................................   1,466,772   14,672,474
    Empresas Hites SA.................................   1,075,010      402,725
    Empresas Iansa SA.................................  17,399,035      656,954
*   Empresas La Polar SA..............................   1,986,927       55,638
    Enersis SA........................................  15,150,378    4,562,453
    Enersis SA Sponsored ADR..........................   1,876,435   28,352,933
    Enjoy SA..........................................     407,211       27,208
    Forus SA..........................................     536,435    1,563,892
    Gasco SA..........................................      66,729      477,904
    Grupo Security SA.................................     716,831      203,999
    Inversiones Aguas Metropolitanas SA...............   3,905,623    5,674,736
    Inversiones La Construccion SA....................      67,740      738,866
*   Latam Airlines Group SA(2518932)..................     121,449      765,682

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
*   Latam Airlines Group SA(B8L1G76)..................     105,702 $    496,103
#*  Latam Airlines Group SA Sponsored ADR.............   1,150,192    7,131,190
    Masisa SA.........................................  11,576,658      337,795
*   Molibdenos y Metales SA...........................      84,984      520,040
    Multiexport Foods SA..............................   2,734,356      379,255
    Parque Arauco SA..................................   4,294,532    7,917,845
    PAZ Corp. SA......................................   1,360,626      701,934
    Ripley Corp. SA...................................   5,709,026    1,967,233
    SACI Falabella....................................   1,917,829   12,476,178
    Salfacorp SA......................................     670,889      410,887
    Sigdo Koppers SA..................................   1,756,594    2,312,008
    Sociedad Matriz SAAM SA...........................  16,114,420    1,194,274
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................     270,453    3,653,820
    Socovesa SA.......................................   1,364,609      241,253
    Sonda SA..........................................   2,646,809    4,875,154
*   Tech Pack SA......................................     201,054       69,227
    Vina Concha y Toro SA.............................   2,213,897    3,466,794
    Vina Concha y Toro SA Sponsored ADR...............      27,985      894,261
    Vina San Pedro Tarapaca SA........................   9,716,229       82,347
                                                                   ------------
TOTAL CHILE...........................................              236,490,048
                                                                   ------------
CHINA -- (14.4%)
    361 Degrees International, Ltd....................   3,838,000    1,340,873
    AAC Technologies Holdings, Inc....................     215,000    1,218,872
#   Agile Property Holdings, Ltd......................   8,666,465    4,981,623
    Agricultural Bank of China, Ltd. Class H..........  47,410,460   21,387,057
    Air China, Ltd. Class H...........................   6,074,000    6,077,147
    Ajisen China Holdings, Ltd........................   1,979,000      910,466
#*  Alibaba Health Information Technology, Ltd........   4,694,000    4,353,707
#*  Alibaba Pictures Group, Ltd.......................   3,300,000      952,560
#*  Aluminum Corp. of China, Ltd. ADR.................     244,740    2,109,659
#*  Aluminum Corp. of China, Ltd. Class H.............  10,474,000    3,631,528
    AMVIG Holdings, Ltd...............................   1,582,000      756,805
#   Angang Steel Co., Ltd. Class H....................   5,873,160    2,982,335
    Anhui Conch Cement Co., Ltd. Class H..............   2,971,000    9,247,174
    Anhui Expressway Co., Ltd. Class H................   2,254,000    1,957,353
    Anhui Tianda Oil Pipe Co., Ltd....................     589,130       91,755
    Anta Sports Products, Ltd.........................   3,219,000    8,276,183
#*  Anton Oilfield Services Group.....................   4,602,000      787,926
    Anxin-China Holdings, Ltd.........................  13,373,000      498,104
#   Asia Cement China Holdings Corp...................   2,581,500    1,052,364
#*  Asian Citrus Holdings, Ltd........................   3,647,000      578,097
    Ausnutria Dairy Corp., Ltd........................      67,000       26,157
    AVIC International Holdings, Ltd..................     560,000      444,136
#   AviChina Industry & Technology Co., Ltd.
       Class H........................................   7,581,212    6,344,675
    Bank of China, Ltd. Class H....................... 156,176,702   85,139,480
    Bank of Communications Co., Ltd. Class H..........  18,904,618   16,616,358
    Baoxin Auto Group, Ltd............................   1,198,500      594,574
    Baoye Group Co., Ltd. Class H.....................   1,460,440      919,221
#   BBMG Corp. Class H................................   5,521,702    4,250,078
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   9,450,000    9,728,573
    Beijing Capital Land, Ltd. Class H................   5,698,000    2,744,863
#*  Beijing Development HK, Ltd.......................     437,000      107,867

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Beijing Enterprises Holdings, Ltd.................   1,531,028 $ 11,265,950
#   Beijing Enterprises Water Group, Ltd..............   9,832,469    7,339,411
#   Beijing Jingneng Clean Energy Co., Ltd. Class H...   3,058,000    1,028,271
    Beijing North Star Co., Ltd. Class H..............   3,824,000    1,311,441
#*  Beijing Properties Holdings, Ltd..................   2,142,967      165,556
    Belle International Holdings, Ltd.................  11,783,114   12,280,931
#   Biostime International Holdings, Ltd..............     629,500    1,177,757
    Bloomage Biotechnology Corp., Ltd.................     400,000      722,902
#   Boer Power Holdings, Ltd..........................   1,024,000    1,936,739
    Bosideng International Holdings, Ltd..............  15,802,157    1,546,644
    Bracell, Ltd......................................      23,000        2,516
    Brilliance China Automotive Holdings, Ltd.........   4,348,000    5,770,730
#   Byd Co., Ltd. Class H.............................   1,318,300    5,796,413
*   BYD Electronic International Co., Ltd.............   4,323,222    3,593,181
    C C Land Holdings, Ltd............................   7,058,354    1,782,400
    Carrianna Group Holdings Co., Ltd.................   1,640,877      179,891
#   CECEP COSTIN New Materials Group, Ltd.............     492,000      277,897
#   Central China Real Estate, Ltd....................   3,248,074      732,958
#   Changshouhua Food Co., Ltd........................   1,543,000      993,846
#*  Chaoda Modern Agriculture Holdings, Ltd...........   5,616,910      259,753
#*  Chaowei Power Holdings, Ltd.......................   2,728,000    1,476,309
#*  Chia Tai Enterprises International, Ltd...........     124,896       80,876
*   Chigo Holding, Ltd................................  22,124,000      433,051
#   China Aerospace International Holdings, Ltd.......  10,892,600    2,059,913
*   China Agri-Industries Holdings, Ltd...............  11,278,800    4,911,406
#   China All Access Holdings, Ltd....................   3,094,000    1,146,201
    China Animal Healthcare, Ltd......................   1,485,000      747,069
    China Aoyuan Property Group, Ltd..................   6,472,000    1,209,644
*   China Automation Group, Ltd.......................   3,425,000      431,485
    China BlueChemical, Ltd...........................   7,979,122    2,601,719
    China Child Care Corp., Ltd.......................   2,314,000      259,448
*   China CITIC Bank Corp., Ltd. Class H..............  23,662,607   16,897,329
#   China Coal Energy Co., Ltd. Class H...............  18,364,168    8,935,978
    China Communications Construction Co., Ltd.
       Class H........................................  16,332,387   20,963,672
    China Communications Services Corp., Ltd.
       Class H........................................  11,065,327    5,024,233
    China Construction Bank Corp. Class H............. 194,087,302  158,079,667
#*  China COSCO Holdings Co., Ltd. Class H............  11,449,000    5,889,092
#*  China Culiangwang Beverages Holdings, Ltd.........   8,401,500      191,632
*   China Datang Corp. Renewable Power Co., Ltd.
      Class H.........................................  10,956,000    1,426,810
    China Dongxiang Group Co., Ltd....................  12,805,888    3,266,997
#*  China Dredging Environment Protection Holdings,
      Ltd.............................................   2,288,000      409,845
*   China Eastern Airlines Corp., Ltd. Class H........   5,038,000    4,056,097
#   China Energine International Holdings, Ltd........     894,000       89,931
    China Everbright International, Ltd...............   8,759,000   13,389,145
    China Everbright, Ltd.............................   4,460,896   10,834,052
#*  China Fiber Optic Network System Group, Ltd.......   3,208,800      660,703
#*  China Foods, Ltd..................................   4,360,000    2,010,894
    China Galaxy Securities Co., Ltd. Class H.........     452,500      407,810
    China Gas Holdings, Ltd...........................   5,910,000   10,392,379
*   China Glass Holdings, Ltd.........................   4,404,000      641,275
*   China High Precision Automation Group, Ltd........   1,360,000       40,130
*   China High Speed Transmission Equipment Group
      Co., Ltd........................................   6,044,007    4,922,696
#   China Hongqiao Group, Ltd.........................   3,860,500    2,859,249

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
*   China Household Holdings, Ltd...................... 10,050,000 $    414,845
*   China Huiyuan Juice Group, Ltd.....................  3,217,000    1,201,190
    China International Marine Containers Group Co.,
      Ltd. Class H.....................................    266,900      568,251
*   China ITS Holdings Co., Ltd........................  2,751,096      369,048
#   China Lesso Group Holdings, Ltd....................  4,496,000    3,569,755
#   China Life Insurance Co., Ltd. ADR.................    932,448   17,222,315
    China Life Insurance Co., Ltd. Class H.............  5,465,000   20,093,726
    China Lilang, Ltd..................................  1,857,000    2,000,138
    China Longyuan Power Group Corp., Ltd. Class H.....  7,021,000    8,043,840
#*  China Lumena New Materials Corp.................... 15,666,000      473,680
    China Medical System Holdings, Ltd.................  2,904,800    3,856,760
    China Mengniu Dairy Co., Ltd.......................  2,553,000   11,575,377
    China Merchants Bank Co., Ltd. Class H............. 14,076,646   36,362,497
    China Merchants Holdings International Co., Ltd....  3,579,752   13,131,567
#*  China Metal Recycling Holdings, Ltd................  1,955,133      445,890
    China Minsheng Banking Corp., Ltd. Class H......... 17,320,300   19,427,119
    China Mobile, Ltd.(2111375)........................  1,846,091  119,995,915
    China Mobile, Ltd.(6073556)........................  3,954,000   51,659,058
#   China Modern Dairy Holdings, Ltd...................  5,536,000    1,787,083
#   China Molybdenum Co., Ltd. Class H.................  3,963,000    2,558,721
    China National Building Material Co., Ltd.
       Class H......................................... 12,418,000    9,396,232
    China National Materials Co., Ltd..................  5,641,000    1,264,799
*   China New Town Development Co.,
       Ltd.............................................  5,843,677      271,077
#   China Oil & Gas Group, Ltd......................... 25,080,000    2,296,588
    China Oilfield Services, Ltd. Class H..............  5,176,000    6,349,916
#   China Overseas Grand Oceans Group, Ltd.............  3,493,000    1,417,094
    China Overseas Land & Investment, Ltd..............  8,578,033   26,958,322
    China Pacific Insurance Group Co., Ltd. Class H....  4,641,665   19,457,851
    China Petroleum & Chemical Corp. ADR...............    244,852   18,415,304
    China Petroleum & Chemical Corp. Class H........... 31,234,400   23,501,284
    China Power International Development, Ltd......... 12,893,200    9,127,187
#   China Power New Energy Development Co., Ltd........ 22,380,000    1,499,644
#*  China Precious Metal Resources Holdings Co.,
       Ltd............................................. 13,461,682      770,542
*   China Properties Group, Ltd........................  2,449,000      549,509
    China Railway Construction Corp., Ltd. Class H.....  8,397,187   10,931,541
    China Railway Group, Ltd. Class H..................  9,880,000    8,426,821
#*  China Rare Earth Holdings, Ltd.....................  9,822,399    1,088,750
    China Resources Cement Holdings, Ltd...............  7,736,946    3,998,084
    China Resources Enterprise, Ltd....................  4,412,246   14,313,085
    China Resources Gas Group, Ltd.....................  1,856,000    5,670,254
    China Resources Land, Ltd..........................  7,072,610   19,861,556
    China Resources Power Holdings Co., Ltd............  3,382,000    8,686,859
*   China Ruifeng Renewable Energy Holdings, Ltd.......    256,000       33,346
#*  China Sanjiang Fine Chemicals Co., Ltd.............  3,282,000      884,234
*   China SCE Property Holdings, Ltd...................  2,563,400      585,203
#*  China Shanshui Cement Group, Ltd................... 10,119,645    7,205,660
    China Shenhua Energy Co., Ltd. Class H.............  8,648,000   16,426,724
    China Shineway Pharmaceutical Group, Ltd...........  1,715,000    2,187,610
#*  China Shipping Container Lines Co., Ltd.
       Class H......................................... 20,067,300    6,312,602
#   China Shipping Development Co., Ltd. Class H.......  7,144,000    4,336,622
#   China Singyes Solar Technologies Holdings, Ltd.....  2,560,800    2,566,180
#   China South City Holdings, Ltd..................... 10,038,711    2,961,725
    China Southern Airlines Co., Ltd. Class H..........  6,606,000    6,537,191

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
#   China Southern Airlines Co., Ltd. Sponsored ADR...     41,944 $ 2,067,839
    China Starch Holdings, Ltd........................  8,270,000     187,668
    China State Construction International Holdings,
      Ltd.............................................  3,657,520   5,693,627
    China Suntien Green Energy Corp., Ltd. Class H....  7,676,000   1,355,353
#*  China Taifeng Beddings Holdings, Ltd..............  1,662,000     173,654
#*  China Taiping Insurance Holdings Co., Ltd.........  4,457,666  13,237,818
    China Telecom Corp., Ltd. ADR.....................    136,139   7,580,220
    China Telecom Corp., Ltd. Class H.................  7,958,000   4,450,404
#*  China Tian Lun Gas Holdings, Ltd..................    655,500     594,025
*   China Tianyi Holdings, Ltd........................  1,996,000     262,033
#*  China Traditional Chinese Medicine Co., Ltd.......    738,000     558,182
    China Travel International Investment Hong Kong,
      Ltd............................................. 13,085,892   5,033,718
#   China Unicom Hong Kong, Ltd.(2603496).............  1,108,085  15,612,918
    China Unicom Hong Kong, Ltd.(6263830).............  5,026,000   7,028,165
*   China Vanadium Titano--Magnetite Mining Co., Ltd..  4,955,000     306,558
    China Vanke Co., Ltd. Class H.....................    374,500     890,613
#   China Water Affairs Group, Ltd....................  4,626,000   2,260,923
#*  China Water Industry Group, Ltd...................  1,440,000     360,369
#*  China Yurun Food Group, Ltd.......................  7,517,000   2,224,002
#   China ZhengTong Auto Services Holdings, Ltd.......  4,867,000   2,592,507
#   China Zhongwang Holdings, Ltd.....................  8,936,779   3,815,737
#*  Chinasoft International, Ltd......................  4,852,000   1,813,237
*   Chinese People Holdings Co., Ltd.................. 11,215,071     201,207
*   Chongqing Iron & Steel Co., Ltd. Class H..........  1,782,000     337,517
    Chongqing Machinery & Electric Co., Ltd.
       Class H........................................  5,647,962     894,336
    Chongqing Rural Commercial Bank Co., Ltd.
       Class H........................................ 12,269,000   8,789,656
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd...................................  2,419,000     492,514
#   CIMC Enric Holdings, Ltd..........................  2,410,000   1,685,513
*   CITIC Dameng Holdings, Ltd........................    935,000      85,526
#*  CITIC Resources Holdings, Ltd..................... 12,664,000   2,449,347
#   CITIC Securities Co., Ltd. Class H................  2,004,000   5,503,177
    CITIC, Ltd........................................  8,234,567  14,747,331
#   Citychamp Watch & Jewellery Group, Ltd............ 10,158,000   1,455,380
#   Clear Media, Ltd..................................    192,000     218,579
    CNOOC, Ltd........................................ 31,188,000  38,192,324
#   CNOOC, Ltd. ADR...................................    237,300  29,104,845
*   Coastal Greenland, Ltd............................  3,432,000     102,691
#   Comba Telecom Systems Holdings, Ltd...............  5,857,698   1,410,978
*   Comtec Solar Systems Group, Ltd...................  4,346,000     492,677
#*  Concord New Energy Group, Ltd..................... 19,845,909   1,282,863
#   Coolpad Group, Ltd................................ 14,272,000   3,239,000
    Cosco International Holdings, Ltd.................  1,328,000     762,061
    COSCO Pacific, Ltd................................  8,822,623  11,559,944
*   Coslight Technology International Group Co., Ltd..    480,000     179,524
    Country Garden Holdings Co., Ltd.................. 18,351,660   7,168,101
#   CP Pokphand Co., Ltd.............................. 12,489,658   1,719,406
#   CPMC Holdings, Ltd................................  1,325,000     730,790
    CRRC Corp, Ltd....................................  5,489,324   6,922,722
    CSPC Pharmaceutical Group, Ltd....................  3,590,000   3,295,514
#*  CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H....................................    324,000     917,391
#   CT Environmental Group, Ltd.......................    480,000     169,653
*   DaChan Food Asia, Ltd.............................  1,513,087     166,634
#   Dah Chong Hong Holdings, Ltd......................  4,392,000   1,944,827

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
#   Dalian Port PDA Co., Ltd. Class H.................  5,936,000 $ 2,042,758
    DaMing International Holdings, Ltd................     34,000      10,984
    Daphne International Holdings, Ltd................  5,154,000   1,029,717
    Datang International Power Generation Co., Ltd.
      Class H.........................................  8,618,000   3,723,227
    Dawnrays Pharmaceutical Holdings, Ltd.............  1,369,491   1,332,064
#*  DBA Telecommunication Asia Holdings, Ltd..........  1,020,000      46,051
#   Digital China Holdings, Ltd.......................  4,037,000   4,010,179
#   Dongfang Electric Corp., Ltd. Class H.............  1,156,200   1,498,327
    Dongfeng Motor Group Co., Ltd. Class H............  7,770,000   8,927,850
#   Dongjiang Environmental Co., Ltd. Class H.........    127,995     216,086
    Dongyue Group, Ltd................................  6,322,000   1,751,674
#*  Dynasty Fine Wines Group, Ltd.....................  1,708,000      59,487
    Embry Holdings, Ltd...............................    509,000     269,168
    ENN Energy Holdings, Ltd..........................  2,022,000  13,405,653
    EVA Precision Industrial Holdings, Ltd............  5,584,516   1,611,838
*   EverChina International Holdings Co., Ltd......... 17,127,500     607,329
#   Evergrande Real Estate Group, Ltd................. 28,645,000  18,924,903
*   Evergreen International Holdings, Ltd.............  1,091,000     133,556
*   Extrawell Pharmaceutical Holdings, Ltd............  4,802,079     260,086
    Fantasia Holdings Group Co., Ltd..................  9,461,519   1,304,300
#   Far East Horizon, Ltd.............................    520,000     482,637
#   First Tractor Co., Ltd. Class H...................  1,588,000   1,078,122
#   Fosun International, Ltd..........................  6,215,785  13,094,817
    Franshion Properties China, Ltd................... 19,974,976   6,436,017
#   Fufeng Group, Ltd.................................  5,040,800   3,039,672
    Fuguiniao Co., Ltd. Class H.......................      9,600      16,666
#*  GCL-Poly Energy Holdings, Ltd..................... 32,860,320   6,643,822
#   Geely Automobile Holdings, Ltd.................... 29,485,000  12,379,771
*   Global Bio-Chem Technology Group Co., Ltd......... 10,533,600     575,180
*   Global Sweeteners Holdings, Ltd...................    905,650      69,809
*   Glorious Property Holdings, Ltd................... 14,209,712   1,741,249
    Goldbond Group Holdings, Ltd......................    650,000      36,006
#   Golden Eagle Retail Group, Ltd....................  2,293,000   2,831,480
#   Golden Meditech Holdings, Ltd.....................  3,831,809     483,934
    Goldlion Holdings, Ltd............................    852,866     378,294
    GOME Electrical Appliances Holding, Ltd........... 55,743,660   9,661,745
    Good Friend International Holdings, Inc...........    487,333     131,974
#*  Goodbaby International Holdings, Ltd..............  2,541,000   1,030,667
    Great Wall Motor Co., Ltd. Class H................  2,412,750   7,987,458
    Greatview Aseptic Packaging Co., Ltd..............  1,918,000   1,126,096
#   Greenland Hong Kong Holdings, Ltd.................  1,173,275     666,746
#   Greentown China Holdings, Ltd.....................  3,451,000   3,429,630
    Guangdong Investment, Ltd.........................  6,652,000   8,986,230
*   Guangdong Land Holdings, Ltd......................  2,823,361     728,029
    Guangshen Railway Co., Ltd. Class H...............  4,208,000   2,015,652
    Guangshen Railway Co., Ltd. Sponsored ADR.........     68,574   1,630,690
    Guangzhou Automobile Group Co., Ltd. Class H......  8,305,480   6,657,756
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H....................................    500,000   1,373,923
*   Guangzhou R&F Properties Co., Ltd.................  4,937,132   4,949,565
#*  Guodian Technology & Environment Group Corp.,
      Ltd. Class H....................................  2,974,000     325,684
    Haier Electronics Group Co., Ltd..................  2,521,000   5,943,394
    Haitian International Holdings, Ltd...............  1,412,000   2,929,739
#*  Hanergy Thin Film Power Group, Ltd................ 37,310,000   5,053,403

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
#   Harbin Electric Co., Ltd. Class H.................   4,364,587 $  2,778,891
    Henderson Investment, Ltd.........................     377,000       34,025
*   Heng Tai Consumables Group, Ltd...................  22,399,659      302,817
    Hengan International Group Co., Ltd...............   1,344,622   14,987,109
#   Hengdeli Holdings, Ltd............................  10,896,800    1,586,557
#*  Hidili Industry International Development, Ltd....   5,587,000      380,892
#   Hilong Holding, Ltd...............................   2,522,000      646,763
*   Hisense Kelon Electrical Holdings Co., Ltd.
      Class H.........................................   1,908,000    1,400,862
#*  HKC Holdings, Ltd.................................  19,752,210      550,126
    HNA Infrastructure Co., Ltd. Class H..............     596,000      587,989
#*  Honghua Group, Ltd................................   5,332,000      467,271
    Hopefluent Group Holdings, Ltd....................     515,973      136,993
    Hopewell Highway Infrastructure, Ltd..............   3,821,028    1,823,159
#*  Hopson Development Holdings, Ltd..................   3,520,000    3,108,010
#   Hua Han Bio-Pharmaceutical Holdings, Ltd..........  18,356,041    2,767,975
*   Hua Lien International Holding Co., Ltd...........     558,000       31,260
    Huabao International Holdings, Ltd................  10,590,986    5,131,402
    Huadian Power International Corp., Ltd. Class H...   5,558,000    5,628,250
    Huaneng Power International, Inc. Class H.........   1,422,000    1,724,998
#   Huaneng Power International, Inc. Sponsored ADR...     105,617    5,117,144
#   Huaneng Renewables Corp., Ltd. Class H............  12,312,000    5,242,482
    Industrial & Commercial Bank of China, Ltd.
       Class H........................................ 198,793,725  136,568,876
    Inspur International, Ltd.........................   2,180,000      455,247
#   Intime Retail Group Co., Ltd......................   4,225,500    4,732,013
    Jiangsu Expressway Co., Ltd. Class H..............   3,056,000    3,828,410
    Jiangxi Copper Co., Ltd. Class H..................   4,884,000    6,586,125
*   Jinchuan Group International Resources Co., Ltd...   1,141,000       61,001
    Jingwei Textile Machinery Class H.................   1,000,000    1,342,000
    Ju Teng International Holdings, Ltd...............   4,618,090    2,031,295
    Jutal Offshore Oil Services, Ltd..................   1,186,000      123,501
*   Kai Yuan Holdings, Ltd............................  16,790,000      231,414
#*  Kaisa Group Holdings, Ltd.........................   9,692,684    1,462,848
*   Kasen International Holdings, Ltd.................     314,000       39,555
#   Kingboard Chemical Holdings, Ltd..................   3,675,666    6,171,274
    Kingboard Laminates Holdings, Ltd.................   4,930,984    2,160,913
#   Kingdee International Software Group Co., Ltd.....   5,719,600    2,474,666
    Kingsoft Corp., Ltd...............................     510,000    1,362,171
    Kunlun Energy Co., Ltd............................  10,872,000   10,361,186
    KWG Property Holding, Ltd.........................   6,558,644    4,891,267
#*  Labixiaoxin Snacks Group, Ltd.....................   2,192,000      262,278
    Lai Fung Holdings, Ltd............................  25,294,336      538,045
#   Le Saunda Holdings, Ltd...........................   1,339,800      516,050
    Lee & Man Chemical Co., Ltd.......................     821,339      455,587
    Lee & Man Paper Manufacturing, Ltd................   7,140,200    4,370,464
    Lenovo Group, Ltd.................................  14,724,000   15,939,454
    Leoch International Technology, Ltd...............     907,000       87,601
#*  Li Ning Co., Ltd..................................   2,034,583    1,006,877
*   Lianhua Supermarket Holdings Co., Ltd. Class H....   2,030,200    1,082,464
#*  Lingbao Gold Co., Ltd. Class H....................   1,494,000      276,564
    Longfor Properties Co., Ltd.......................   5,175,000    7,362,793
#   Lonking Holdings, Ltd.............................  11,294,000    1,804,684
*   Loudong General Nice Resources China Holdings,
      Ltd.............................................   5,239,309      715,347
#*  Maanshan Iron & Steel Co., Ltd. Class H...........   9,220,000    2,160,784

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
    Maoye International Holdings, Ltd.................  7,100,000 $ 1,050,724
    Metallurgical Corp. of China, Ltd. Class H........ 12,420,000   4,160,866
#*  Microport Scientific Corp.........................  1,233,000     518,133
*   MIE Holdings Corp.................................  4,960,000     734,329
    MIN XIN Holdings, Ltd.............................    596,000     435,605
#*  Mingfa Group International Co., Ltd...............  4,941,000   1,209,606
*   Mingyuan Medicare Development Co., Ltd............  4,480,000      99,687
#   Minmetals Land, Ltd...............................  6,023,644     651,994
#   Minth Group, Ltd..................................  2,153,000   4,312,124
#*  MMG, Ltd..........................................  9,036,000   2,455,721
    MOBI Development Co., Ltd.........................     34,000       6,966
*   Nan Hai Corp., Ltd................................ 45,850,000     886,287
    Nature Home Holding Co., Ltd......................    654,000      86,793
#   NetDragon Websoft, Inc............................    613,956   1,719,147
    New China Life Insurance Co., Ltd. Class H........  1,590,000   6,823,551
    New World China Land, Ltd......................... 10,115,700   6,256,972
    New World Department Store China, Ltd.............  2,186,538     484,743
    Nine Dragons Paper Holdings, Ltd..................  9,030,000   6,684,743
#*  North Mining Shares Co., Ltd...................... 10,000,000     328,635
#   NVC Lighting Holding, Ltd.........................  7,296,000     312,364
*   O-Net Communications Group, Ltd...................  1,503,000     381,059
    Overseas Chinese Town Asia Holdings, Ltd..........    357,817     170,220
    Pacific Online, Ltd...............................  1,243,195     400,578
#   Parkson Retail Group, Ltd.........................  6,308,000   1,072,384
#*  PAX Global Technology, Ltd........................    577,000     924,221
    Peak Sport Products Co., Ltd......................  3,192,000     776,503
    PetroChina Co., Ltd. ADR..........................    227,833  22,416,489
    PetroChina Co., Ltd. Class H...................... 23,148,000  22,744,619
#   Phoenix Satellite Television Holdings, Ltd........  4,910,000   1,272,374
    PICC Property & Casualty Co., Ltd. Class H........  8,006,932  16,556,793
    Ping An Insurance Group Co. of China, Ltd.
       Class H........................................  5,932,000  34,097,769
    Poly Property Group Co., Ltd...................... 11,025,068   4,177,692
#*  Pou Sheng International Holdings, Ltd.............  3,881,609     499,910
    Powerlong Real Estate Holdings, Ltd...............  5,528,715   1,032,971
*   Prosperity International Holdings HK, Ltd.........  4,900,000     164,343
    Qingling Motors Co., Ltd. Class H.................  1,688,000     541,820
*   Qunxing Paper Holdings Co., Ltd...................    854,211      41,651
*   Real Gold Mining, Ltd.............................    640,000      21,712
#   Real Nutriceutical Group, Ltd.....................  4,279,000   1,034,919
#*  Renhe Commercial Holdings Co., Ltd................ 96,736,615   7,495,213
#   REXLot Holdings, Ltd.............................. 40,943,724   2,661,345
#   Road King Infrastructure, Ltd.....................  1,179,000   1,084,215
    Samson Holding, Ltd...............................  4,377,000     581,230
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.............................................  4,530,500     986,586
*   Scud Group, Ltd...................................  1,110,000     111,683
*   Semiconductor Manufacturing International Corp.... 97,636,955   8,773,321
*   Semiconductor Manufacturing International Corp.
      ADR.............................................    173,964     774,140
    Shandong Chenming Paper Holdings, Ltd. Class H....  1,952,022     953,448
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H.........................................  3,064,000   2,057,132
#   Shanghai Electric Group Co., Ltd. Class H.........  8,728,000   5,399,536
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H.........................................    613,000   1,820,735
    Shanghai Industrial Holdings, Ltd.................  2,502,000   7,373,098
#   Shanghai Industrial Urban Development Group, Ltd..  8,089,025   1,646,692

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
CHINA -- (Continued)
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H...............................  6,946,000 $  2,340,419
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H.........................................  2,001,100    4,732,146
    Shanghai Prime Machinery Co., Ltd. Class H........  1,820,000      347,172
*   Shanghai Zendai Property, Ltd.....................  6,120,000      159,431
    Shengli Oil & Gas Pipe Holdings, Ltd..............  5,242,500      189,104
    Shenguan Holdings Group, Ltd......................  3,748,000      752,489
    Shenzhen Expressway Co., Ltd. Class H.............  3,178,000    2,341,043
    Shenzhen International Holdings, Ltd..............  4,619,385    7,635,759
    Shenzhen Investment, Ltd.......................... 15,317,749    5,921,587
    Shenzhou International Group Holdings, Ltd........  1,072,000    5,609,459
    Shimao Property Holdings, Ltd.....................  6,018,683   10,792,934
*   Shougang Concord International Enterprises Co.,
      Ltd............................................. 24,674,100    1,320,332
#   Shougang Fushan Resources Group, Ltd.............. 17,550,461    2,642,048
#   Shui On Land, Ltd................................. 19,816,776    5,416,067
*   Shunfeng International Clean Energy, Ltd..........  1,668,000      600,086
    Sichuan Expressway Co., Ltd. Class H..............  4,082,000    1,548,430
    Sihuan Pharmaceutical Holdings Group, Ltd......... 13,819,000    5,922,581
*   Sijia Group Co....................................    893,399       29,617
    Silver Grant International Industries, Ltd........  4,466,000      662,247
*   SIM Technology Group, Ltd.........................  5,367,000      300,855
    Sino Biopharmaceutical, Ltd.......................  8,891,999   10,307,520
#*  Sino Oil And Gas Holdings, Ltd.................... 53,867,234    1,166,932
    Sino-Ocean Land Holdings, Ltd..................... 18,339,462   12,641,161
    Sinofert Holdings, Ltd............................ 11,734,673    1,950,778
*   Sinolink Worldwide Holdings, Ltd..................  3,813,492      402,996
#   SinoMedia Holding, Ltd............................  1,167,258      560,735
#   Sinopec Kantons Holdings, Ltd.....................  3,394,000    2,160,309
* Sinopec Shanghai Petrochemical Co., Ltd. Class H.. 4,407,000 1,796,872 #* Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR...................................     39,923    1,614,466
    Sinopharm Group Co., Ltd. Class H.................  2,833,600   10,897,348
#   Sinotrans Shipping, Ltd...........................  7,661,000    1,718,835
    Sinotrans, Ltd. Class H...........................  7,668,000    4,696,769
    Sinotruk Hong Kong, Ltd...........................  3,796,000    1,996,525
    SITC International Holdings Co., Ltd..............  2,190,000    1,258,820
#   Skyworth Digital Holdings, Ltd.................... 10,174,334    7,810,039
    SMI Holdings Group, Ltd........................... 14,456,000    1,452,412
    SOHO China, Ltd...................................  8,399,839    5,295,233
*   Solargiga Energy Holdings, Ltd....................  9,232,000      288,017
*   Sparkle Roll Group, Ltd...........................  6,520,000      361,293
    Springland International Holdings, Ltd............  1,529,000      523,711
#*  SPT Energy Group, Inc.............................  2,996,000      373,789
*   SRE Group, Ltd.................................... 14,737,714      770,575
#   SSY Group, Ltd....................................  7,146,000    2,154,663
#   Sun Art Retail Group, Ltd.........................  4,841,000    3,685,112
*   Sun King Power Electronics Group..................    118,000       20,355
    Sunac China Holdings, Ltd.........................  7,988,000    7,131,537
#   Sunny Optical Technology Group Co., Ltd...........  2,590,000    4,988,131
#*  Superb Summit International Group, Ltd............  1,350,000       95,343
    TCC International Holdings, Ltd...................  7,871,995    2,019,161
#   TCL Communication Technology Holdings, Ltd........  2,409,100    1,868,794
#   TCL Multimedia Technology Holdings, Ltd...........  3,119,200    1,607,525
    Tencent Holdings, Ltd.............................  9,155,700  170,222,865
#   Tenfu Cayman Holdings Co., Ltd....................    101,000       42,503

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Texhong Textile Group, Ltd.........................  1,824,500 $ 1,863,162
    Tian An China Investment Co., Ltd..................    896,357     536,682
    Tian Shan Development Holding, Ltd.................  1,238,000     536,478
#   Tiangong International Co., Ltd....................  6,274,056     686,648
#   Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H................................  1,138,000     711,505
    Tianjin Development Holdings, Ltd..................  1,873,800   1,560,742
*   Tianjin Jinran Public Utilities Co., Ltd. Class H..  2,010,000     318,578
    Tianjin Port Development Holdings, Ltd............. 10,257,200   2,101,980
#*  Tianneng Power International, Ltd..................  3,937,952   1,821,707
#   Tibet 5100 Water Resources Holdings, Ltd...........  2,339,000     662,738
    Tingyi Cayman Islands Holding Corp.................  3,712,000   7,143,078
    Tomson Group, Ltd..................................  1,117,263     262,450
#   Tong Ren Tang Technologies Co., Ltd. Class H.......  1,980,000   3,072,942
    Tongda Group Holdings, Ltd.........................  9,030,000   1,523,582
    Tonly Electronics Holdings, Ltd....................    403,080     306,250
#   Towngas China Co., Ltd.............................  3,821,000   3,493,314
#   TPV Technology, Ltd................................  3,810,578     647,846
    Travelsky Technology, Ltd. Class H.................  3,565,938   4,315,276
#   Trigiant Group, Ltd................................  3,272,000     772,358
*   Trony Solar Holdings Co., Ltd......................  2,133,000      32,467
#   Truly International Holdings, Ltd..................  5,623,000   1,892,746
#   Tsingtao Brewery Co., Ltd. Class H.................    526,000   2,806,710
#   Uni-President China Holdings, Ltd..................  3,619,308   3,329,514
#*  United Energy Group, Ltd...........................  9,211,550   1,117,020
#*  V1 Group, Ltd...................................... 19,132,600   1,674,124
    Wanguo International Mining Group, Ltd.............     58,000      17,028
#   Want Want China Holdings, Ltd...................... 12,229,000  12,701,138
    Wasion Group Holdings, Ltd.........................  2,484,000   3,277,010
#   Weichai Power Co., Ltd. Class H....................  3,264,560   4,905,633
    Weiqiao Textile Co. Class H........................  2,392,000   1,248,094
    Welling Holding, Ltd...............................  5,670,000   1,133,318
#   West China Cement, Ltd............................. 14,772,000   2,665,168
*   World Wide Touch Technology Holdings, Ltd..........  3,236,000     467,551
*   Wumart Stores, Inc. Class H........................  1,291,000     797,911
#   Xiamen International Port Co., Ltd. Class H........  5,097,338   1,563,946
*   Xiao Nan Guo Restaurants Holdings, Ltd.............    326,000      38,633
    Xingda International Holdings, Ltd.................  4,828,000   1,176,865
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H..........................................    786,000     702,594
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H..........................................  1,882,600   3,597,870
*   Xinjiang Xinxin Mining Industry Co., Ltd.
       Class H.........................................  3,677,000     492,762
*   Xiwang Property Holdings Co., Ltd..................  1,750,005     112,615
    Xiwang Special Steel Co., Ltd......................    990,000     122,468
    XTEP International Holdings, Ltd...................  3,155,500   1,372,308
*   Yanchang Petroleum International, Ltd.............. 18,410,000     550,559
#   Yanzhou Coal Mining Co., Ltd. Class H..............  6,600,000   3,763,628
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR........    212,302   1,207,998
#   Yingde Gases Group Co., Ltd........................  3,914,000   2,333,695
#   Yip's Chemical Holdings, Ltd.......................  1,318,000     683,218
    Youyuan International Holdings, Ltd................  1,035,760     223,033
    Yuanda China Holdings, Ltd.........................  4,226,000     258,756
    Yuexiu Property Co., Ltd........................... 37,177,784   7,331,806
#   Yuexiu Transport Infrastructure, Ltd...............  2,987,415   1,968,390
#   Yuzhou Properties Co., Ltd.........................  4,780,800   1,060,298

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
#   Zall Development Group, Ltd......................  2,023,000 $      811,557
#   Zhaojin Mining Industry Co., Ltd.................  3,889,666      1,811,151
    Zhejiang Expressway Co., Ltd. Class H............  5,880,000      6,827,576
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H........................................    555,000        279,032
#   Zhong An Real Estate, Ltd........................  4,362,444        478,599
#   Zhongsheng Group Holdings, Ltd...................  1,880,500      1,136,305
    Zhuzhou CSR Times Electric Co., Ltd. Class H.....  1,344,250      9,113,322
    Zijin Mining Group Co., Ltd. Class H............. 16,848,000      4,480,099
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd.......................................  5,935,200      3,188,205
    ZTE Corp. Class H................................  2,143,992      4,761,546
                                                                 --------------
TOTAL CHINA..........................................             2,423,627,989
                                                                 --------------
COLOMBIA -- (0.3%)
    Almacenes Exito SA...............................    744,416      5,505,577
    Banco de Bogota SA...............................     68,073      1,418,660
    Bancolombia SA...................................    679,071      6,135,218
    Bancolombia SA Sponsored ADR.....................    333,004     12,853,954
    Bolsa de Valores de Colombia.....................  5,607,933         31,350
    Celsia SA ESP....................................    161,025        234,269
    Cementos Argos SA................................  1,399,754      4,797,074
*   Cemex Latam Holdings SA..........................    749,097      3,287,703
    Constructora Conconcreto SA......................     19,345          7,725
    Corp. Financiera Colombiana SA...................    146,286      1,920,004
    Ecopetrol SA.....................................  5,391,158      3,013,807
#   Ecopetrol SA Sponsored ADR.......................    417,332      4,711,678
    Empresa de Energia de Bogota SA ESP..............  3,165,311      1,835,441
    Empresa de Telecomunicaciones de Bogota..........    885,214        172,740
*   Fabricato SA.....................................  1,436,507          8,928
    Grupo Argos SA...................................     13,020         78,663
#   Grupo Aval Acciones y Valores SA ADR.............     70,450        609,392
    Grupo de Inversiones Suramericana SA.............    125,231      1,608,870
    Grupo Nutresa SA.................................    255,613      1,963,250
*   Grupo Odinsa SA..................................      5,135         12,917
    Interconexion Electrica SA ESP...................  1,561,755      3,839,314
    Isagen SA ESP....................................  4,822,570      4,906,295
    Mineros SA.......................................     17,511         10,960
                                                                 --------------
TOTAL COLOMBIA.......................................                58,963,789
                                                                 --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..........................................    677,328     16,407,958
    Fortuna Entertainment Group NV...................     61,881        195,758
    Komercni Banka A.S...............................     65,864     14,738,435
    Pegas Nonwovens SA...............................     58,741      1,945,474
#   Philip Morris CR A.S.............................      2,628      1,141,262
*   Unipetrol A.S....................................    207,037      1,569,856
                                                                 --------------
TOTAL CZECH REPUBLIC.................................                35,998,743
                                                                 --------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR......  1,829,699     12,267,777
*   Egyptian Financial Group-Hermes Holding Co. GDR..     15,197         52,885

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
EGYPT -- (Continued)
*   Global Telecom Holding SAE GDR.................... 1,300,660 $ 2,146,089
                                                                 -----------
TOTAL EGYPT...........................................            14,466,751
                                                                 -----------
GREECE -- (0.3%)
    Aegean Airlines SA................................   191,529   1,243,350
*   Alpha Bank AE..................................... 9,376,564   2,740,198
*   Astir Palace Vouliagmeni SA.......................    27,277      64,261
    Athens Water Supply & Sewage Co. SA (The).........    93,921     557,086
*   Attica Bank SA....................................   385,386      26,042
*   Ellaktor SA.......................................   139,123     254,718
*   Elval--Hellenic Aluminium Industry SA.............     3,461       5,437
*   Eurobank Ergasias SA.............................. 2,307,260     295,301
    FF Group..........................................   166,880   4,154,669
*   Fourlis Holdings SA...............................   155,827     445,658
*   Frigoglass SAIC...................................    95,052     204,893
*   GEK Terna Holding Real Estate Construction SA.....   246,078     427,968
    Hellenic Exchanges--Athens Stock Exchange SA......   423,900   1,972,687
    Hellenic Petroleum SA.............................   514,828   2,464,736
    Hellenic Telecommunications Organization SA....... 1,090,490   9,043,631
*   Intracom Holdings SA..............................   321,392     137,297
*   Intralot SA-Integrated Lottery Systems & Services.   726,755   1,324,984
    JUMBO SA..........................................   505,684   3,671,477
*   Lamda Development SA..............................    40,956     170,700
*   Marfin Investment Group Holdings SA............... 4,779,275     624,339
    Metka SA..........................................   150,170   1,194,200
    Motor Oil Hellas Corinth Refineries SA............   275,658   2,503,240
*   Mytilineos Holdings SA............................   158,066     930,529
*   National Bank of Greece SA........................ 1,978,982   2,085,112
*   National Bank of Greece SA ADR....................   797,946     722,141
    OPAP SA...........................................   734,720   5,827,348
*   Piraeus Bank SA................................... 7,109,851   2,582,284
    Piraeus Port Authority SA.........................    17,126     233,285
*   Public Power Corp. SA.............................   525,419   2,399,596
    Sarantis SA.......................................     5,137      42,764
*   Terna Energy SA...................................   163,037     495,457
    Titan Cement Co. SA...............................   256,457   5,757,719
                                                                 -----------
TOTAL GREECE..........................................            54,603,107
                                                                 -----------
HUNGARY -- (0.3%)
*   CIG Pannonia Life Insurance P.L.C. Class A........     5,747       3,323
#*  FHB Mortgage Bank P.L.C...........................    98,501     270,951
*   Magyar Telekom Telecommunications P.L.C........... 2,435,645   3,527,464
#*  Magyar Telekom Telecommunications P.L.C.
      Sponsored ADR...................................    36,206     261,226
    MOL Hungarian Oil & Gas P.L.C.....................   156,605   8,249,568
    OTP Bank P.L.C.................................... 1,022,101  20,946,340
    Richter Gedeon Nyrt...............................   587,948   9,446,188
                                                                 -----------
TOTAL HUNGARY.........................................            42,705,060
                                                                 -----------
INDIA -- (11.4%)
*   3M India, Ltd.....................................     3,252     440,731
    Aarti Industries..................................    36,054     234,108
    Aban Offshore, Ltd................................   192,279     892,525

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    ABB India, Ltd....................................   133,784 $ 2,890,702
*   ABG Shipyard, Ltd.................................   193,107     541,068
    ACC, Ltd..........................................   227,906   4,928,242
    Accelya Kale Solutions, Ltd.......................       754      13,152
    Adani Enterprises, Ltd............................   848,716   1,150,144
    Adani Ports & Special Economic Zone, Ltd.......... 2,903,907  14,726,471
*   Adani Power, Ltd.................................. 5,511,120   2,353,328
*   Adani Transmissions, Ltd..........................   848,716     365,334
    Aditya Birla Nuvo, Ltd............................   254,671   8,685,108
*   Advanta, Ltd......................................   125,542   1,012,224
    Aegis Logistics, Ltd..............................    55,829     764,058
    Agro Tech Foods, Ltd..............................    33,043     322,809
    AIA Engineering, Ltd..............................   159,333   2,466,523
    Ajanta Pharma, Ltd................................   192,876   4,720,991
    Akzo Nobel India, Ltd.............................    33,449     710,528
    Alembic Pharmaceuticals, Ltd......................   372,569   4,158,904
    Alembic, Ltd......................................   725,019     558,651
    Allahabad Bank.................................... 1,771,273   2,532,907
    Allcargo Logistics, Ltd...........................    26,760     125,492
*   Alok Industries, Ltd.............................. 5,583,532     564,678
    Alstom India, Ltd.................................   112,870   1,442,081
    Alstom T&D India, Ltd.............................    48,613     426,139
    Amara Raja Batteries, Ltd.........................   410,783   5,638,395
    Ambuja Cements, Ltd............................... 3,165,345  11,501,122
    Amtek Auto, Ltd...................................   859,502   2,256,214
    Anant Raj, Ltd....................................   946,614     607,796
    Andhra Bank....................................... 1,834,843   2,117,091
    Apar Industries, Ltd..............................    28,585     190,126
    Apollo Hospitals Enterprise, Ltd..................   316,441   6,732,810
    Apollo Tyres, Ltd................................. 2,373,829   7,488,952
*   Arvind Infrastructure, Ltd........................   167,213          --
    Arvind, Ltd....................................... 1,785,456   8,828,980
*   Asahi India Glass, Ltd............................   128,874     343,160
    Ashok Leyland, Ltd................................ 8,823,200  11,627,429
    Ashoka Buildcon, Ltd..............................    21,152      60,828
    Asian Paints, Ltd................................. 1,074,614  14,792,634
    Astral Polytechnik, Ltd...........................    14,328      83,416
    Atul, Ltd.........................................    56,393   1,118,918
    Aurobindo Pharma, Ltd............................. 2,076,060  24,502,540
    Automotive Axles, Ltd.............................     7,751      90,035
    Axis Bank, Ltd.................................... 4,488,760  40,210,732
    Bajaj Auto, Ltd...................................   449,784  17,692,132
    Bajaj Corp., Ltd..................................   178,443   1,269,912
    Bajaj Electricals, Ltd............................   231,995     934,717
    Bajaj Finance, Ltd................................    29,896   2,552,333
    Bajaj Finserv, Ltd................................   206,177   5,933,586
*   Bajaj Hindusthan Sugar, Ltd....................... 1,912,299     439,830
    Bajaj Holdings & Investment, Ltd..................   148,124   3,378,749
    Balkrishna Industries, Ltd........................   179,086   1,896,114
    Ballarpur Industries, Ltd......................... 1,776,530     418,392
    Balmer Lawrie & Co., Ltd..........................    92,954     917,722
*   Balrampur Chini Mills, Ltd........................ 1,049,907     828,914
    Bank of Baroda.................................... 2,054,560   5,713,471

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    Bank of India..................................... 1,183,288 $ 3,021,819
    Bank Of Maharashtra...............................   665,140     398,535
    Bannari Amman Sugars, Ltd.........................     3,050      36,986
    BASF India, Ltd...................................    53,559     991,236
    Bata India, Ltd...................................   148,224   2,760,882
    BEML, Ltd.........................................   224,142   5,303,361
    Berger Paints India, Ltd.......................... 1,178,529   3,992,240
    BGR Energy Systems, Ltd...........................   131,573     249,197
    Bharat Electronics, Ltd...........................    57,139   3,538,562
    Bharat Forge, Ltd.................................   663,273  11,859,743
    Bharat Heavy Electricals, Ltd..................... 2,778,664  12,047,919
    Bharat Petroleum Corp., Ltd.......................   725,403  10,557,157
    Bharti Airtel, Ltd................................ 2,594,784  16,962,940
    Bhushan Steel, Ltd................................   334,343     307,241
    Biocon, Ltd.......................................   480,734   3,425,211
    Birla Corp., Ltd..................................    53,274     368,792
    Blue Dart Express, Ltd............................    16,744   1,827,719
    Blue Star, Ltd....................................   168,538     991,421
    Bombay Dyeing & Manufacturing Co., Ltd............ 1,184,078   1,612,074
*   Bosch, Ltd........................................    19,962   7,750,457
    Brigade Enterprises, Ltd..........................   105,652     236,727
    Britannia Industries, Ltd.........................   204,624  10,066,575
    Cadila Healthcare, Ltd............................   257,887   7,613,971
    Cairn India, Ltd.................................. 2,366,314   6,374,193
    Canara Bank....................................... 1,080,194   4,640,584
    Carborundum Universal, Ltd........................   136,424     390,308
    Castex Technologies, Ltd..........................   682,208   1,884,636
    CCL Products India, Ltd...........................   381,328   1,443,246
    Ceat, Ltd.........................................   214,299   3,063,111
    Central Bank Of India............................. 1,059,138   1,741,814
    Century Plyboards India, Ltd......................   463,399   1,510,608
    Century Textiles & Industries, Ltd................   399,940   4,387,598
    Cera Sanitaryware, Ltd............................       877      27,295
    CESC, Ltd.........................................   429,565   3,779,147
    Chambal Fertilizers and Chemicals, Ltd............ 1,335,460   1,258,392
*   Chennai Petroleum Corp., Ltd......................   380,120   1,134,692
    Cholamandalam Investment and Finance Co., Ltd.....    62,564     670,515
    Cipla, Ltd........................................ 1,435,008  15,859,545
    City Union Bank, Ltd.............................. 1,433,174   2,261,472
    Clariant Chemicals India, Ltd.....................    76,820     981,646
*   Claris Lifesciences, Ltd..........................     2,295       9,005
    CMC, Ltd..........................................    38,239   1,156,247
    Colgate-Palmolive India, Ltd......................   256,683   7,883,706
    Container Corp. Of India, Ltd.....................   200,268   5,138,764
    Coromandel International, Ltd.....................   329,063   1,240,855
    Corp. Bank........................................ 1,217,662     968,975
    Cox & Kings, Ltd..................................   394,376   1,794,925
    Credit Analysis & Research, Ltd...................     6,402     141,621
    CRISIL, Ltd.......................................    36,421   1,158,261
    Crompton Greaves, Ltd............................. 2,680,460   7,706,918
    Cummins India, Ltd................................   320,182   4,995,357
    Cyient, Ltd.......................................   159,560   1,353,560
    Dabur India, Ltd.................................. 2,079,670   9,532,697

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
INDIA -- (Continued)
    Dalmia Bharat, Ltd................................     73,091 $   809,628
    DB Corp., Ltd.....................................     49,844     255,295
*   DB Realty, Ltd....................................    929,285     893,425
*   DCB Bank, Ltd.....................................  1,929,333   3,960,474
    DCM Shriram, Ltd..................................    139,506     269,842
    Deepak Fertilisers & Petrochemicals Corp., Ltd....    268,712     591,645
    Delta Corp., Ltd..................................    968,761   1,142,680
*   DEN Networks, Ltd.................................    314,516     794,307
    Dena Bank.........................................    956,008     674,922
    Dewan Housing Finance Corp., Ltd..................    140,533   1,055,184
    Dhanuka Agritech, Ltd.............................      3,792      35,938
*   Dish TV India, Ltd................................  2,557,854   4,618,712
    Dishman Pharmaceuticals & Chemicals, Ltd..........    353,720   1,151,015
    Divi's Laboratories, Ltd..........................    230,700   7,064,292
    DLF, Ltd..........................................  5,009,867   8,982,618
    Dr Reddy's Laboratories, Ltd......................    202,699  12,945,690
#   Dr Reddy's Laboratories, Ltd. ADR.................    311,847  20,067,354
*   Dynamatic Technologies, Ltd.......................      3,901     184,642
    eClerx Services, Ltd..............................     87,270   2,017,024
    Edelweiss Financial Services, Ltd.................    743,569     758,408
    Eicher Motors, Ltd................................     33,208   9,886,842
    EID Parry India, Ltd..............................    409,059     947,314
    EIH, Ltd..........................................    566,772     994,578
    Electrosteel Castings, Ltd........................    198,773      66,116
*   Electrosteel Steels, Ltd..........................     48,436       2,667
    Elgi Equipments, Ltd..............................     54,055     121,520
    Emami, Ltd........................................    345,692   7,034,253
    Engineers India, Ltd..............................    653,362   2,468,340
    Entertainment Network India, Ltd..................     48,155     532,880
*   Eros International Media, Ltd.....................    242,226   2,201,643
    Escorts, Ltd......................................    636,221   1,394,166
*   Ess Dee Aluminium, Ltd............................    117,801     675,701
*   Essar Oil, Ltd....................................  1,729,249   5,204,075
    Essar Ports, Ltd..................................    215,118     350,299
    Essel Propack, Ltd................................    304,687     731,143
    Eveready Industries India, Ltd....................    211,263   1,086,936
    Exide Industries, Ltd.............................  2,567,607   5,841,855
    FAG Bearings India, Ltd...........................     19,953   1,492,145
    FDC, Ltd..........................................    339,287     877,683
    Federal Bank, Ltd................................. 10,607,981  11,158,016
*   Federal-Mogul Goetze India, Ltd...................     24,167     145,279
    Financial Technologies India, Ltd.................    158,498     367,516
    Finolex Cables, Ltd...............................    515,894   2,050,251
    Finolex Industries, Ltd...........................    476,679   2,050,717
*   Firstsource Solutions, Ltd........................  2,395,228   1,282,251
*   Fortis Healthcare, Ltd............................  1,104,894   3,283,771
*   Future Consumer Enterprise, Ltd...................  1,135,049     296,305
    Future Retail, Ltd................................    520,307     996,684
    Gabriel India, Ltd................................    474,063     643,622
    GAIL India, Ltd...................................  1,550,551   8,579,655
*   Gammon Infrastructure Projects, Ltd...............    234,620      42,663
    Gateway Distriparks, Ltd..........................    494,120   2,862,131

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
INDIA -- (Continued)
    Gati, Ltd.........................................    272,918 $   764,103
    Geometric, Ltd....................................     78,637     157,398
    GHCL, Ltd.........................................      2,294       3,246
    Gillette India, Ltd...............................     12,070     972,903
    GlaxoSmithKline Consumer Healthcare, Ltd..........     29,349   2,883,316
    GlaxoSmithKline Pharmaceuticals, Ltd..............      7,380     407,422
    Glenmark Pharmaceuticals, Ltd.....................    643,667  10,112,916
    Global Offshore Services, Ltd.....................     64,371     615,705
    GMR Infrastructure, Ltd........................... 10,927,053   2,399,713
    Godfrey Phillips India, Ltd.......................     25,230     223,342
    Godrej Consumer Products, Ltd.....................    410,491   8,788,668
    Godrej Industries, Ltd............................    355,610   2,167,351
    Godrej Properties, Ltd............................    363,737   1,520,384
    Granules India, Ltd...............................    238,220     422,793
    Graphite India, Ltd...............................    154,730     192,490
    Grasim Industries, Ltd............................     28,007   1,622,082
    Great Eastern Shipping Co., Ltd. (The)............    395,384   2,143,683
    Greaves Cotton, Ltd...............................    590,163   1,371,216
    Grindwell Norton, Ltd.............................     12,559     150,814
    Gruh Finance, Ltd.................................    146,988     561,755
    Gujarat Alkalies & Chemicals, Ltd.................    163,818     430,110
    Gujarat Fluorochemicals, Ltd......................    128,249   1,416,733
    Gujarat Gas, Ltd..................................    168,990   1,959,569
    Gujarat Industries Power Co., Ltd.................     87,118     111,788
    Gujarat Mineral Development Corp., Ltd............    545,820     776,703
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.............................................    326,739     328,479
*   Gujarat Pipavav Port, Ltd.........................    765,335   2,807,618
    Gujarat State Fertilisers & Chemicals, Ltd........    886,282   1,011,474
    Gujarat State Petronet, Ltd.......................  1,165,840   2,349,910
    Gulf Oil Corp., Ltd...............................     31,092      79,681
    Gulf Oil Lubricants India, Ltd....................     31,092     236,080
*   GVK Power & Infrastructure, Ltd...................  6,259,898     887,340
*   Hathway Cable & Datacom, Ltd......................  1,251,591     975,219
    Havells India, Ltd................................  1,674,484   7,271,651
*   HCL Infosystems, Ltd..............................    924,115     655,122
    HCL Technologies, Ltd.............................  2,288,448  35,708,070
    HDFC Bank, Ltd....................................  2,994,559  51,910,417
    HEG, Ltd..........................................     56,098     164,166
*   HeidelbergCement India, Ltd.......................    687,858     781,955
    Hero MotoCorp, Ltd................................    405,081  16,969,914
*   Hexa Tradex, Ltd..................................     69,387      24,517
    Hexaware Technologies, Ltd........................  1,539,259   6,874,382
    Hikal, Ltd........................................      5,700      11,480
*   Himachal Futuristic Communications, Ltd...........  5,508,748   1,135,808
    Hindalco Industries, Ltd..........................  7,573,853  12,406,242
    Hinduja Global Solutions, Ltd.....................     10,967      85,101
    Hinduja Ventures, Ltd.............................     10,967      76,071
*   Hindustan Construction Co., Ltd...................  2,773,413     960,627
    Hindustan Petroleum Corp., Ltd....................    412,137   5,941,593
    Hindustan Unilever, Ltd...........................  1,299,718  18,692,823
    Hitachi Home & Life Solutions India, Ltd..........     29,694     687,585
    Honeywell Automation India, Ltd...................      7,379     998,688
*   Hotel Leela Venture, Ltd..........................    365,088     122,675

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
INDIA -- (Continued)
*   Housing Development & Infrastructure, Ltd.........  4,894,670 $ 6,549,933
    HSIL, Ltd.........................................    171,544     801,958
    HT Media, Ltd.....................................    198,946     273,018
    Huhtamaki PPL, Ltd................................     14,328      67,607
    ICICI Bank, Ltd...................................  2,106,722   9,917,032
    ICICI Bank, Ltd. Sponsored ADR....................  3,080,250  31,018,117
    ICRA, Ltd.........................................      1,076      71,887
    IDBI Bank, Ltd....................................  4,215,163   4,310,543
    Idea Cellular, Ltd................................  4,738,746  12,796,710
    IDFC, Ltd.........................................  1,943,833   4,537,091
*   IFB Industries, Ltd...............................      4,352      32,006
    IFCI, Ltd.........................................  1,168,454     452,404
    IIFL Holdings, Ltd................................    887,987   2,716,395
    IL&FS Transportation Networks, Ltd................    363,230     840,076
*   India Cements, Ltd. (The).........................  2,351,373   3,394,388
    Indiabulls Housing Finance, Ltd...................    557,669   6,427,952
*   Indiabulls Real Estate, Ltd.......................    740,864     725,735
    Indian Bank.......................................    679,673   1,402,564
*   Indian Hotels Co., Ltd............................  2,221,751   3,262,460
    Indian Oil Corp., Ltd.............................  1,095,139   7,421,727
    Indian Overseas Bank..............................  1,358,607     804,265
    Indoco Remedies, Ltd..............................    221,444   1,178,350
    Indraprastha Gas, Ltd.............................    356,763   2,698,241
    IndusInd Bank, Ltd................................    878,135  13,343,014
    Info Edge India, Ltd..............................     93,532   1,217,337
    Infosys, Ltd......................................  1,483,588  24,988,227
#   Infosys, Ltd. Sponsored ADR.......................  3,708,004  62,702,348
    Ingersoll-Rand India, Ltd.........................     41,113     615,756
*   Inox Leisure, Ltd.................................    241,578     880,761
*   Intellect Design Arena, Ltd.......................    519,696   1,130,157
*   International Paper APPM, Ltd.....................     27,784     136,351
    Ipca Laboratories, Ltd............................    201,362   2,124,525
    IRB Infrastructure Developers, Ltd................    929,971   3,556,348
    ITC, Ltd..........................................  7,798,343  39,588,748
*   ITD Cementation India, Ltd........................      8,391      93,884
    J Kumar Infraprojects, Ltd........................      9,232     106,447
    Jagran Prakashan, Ltd.............................    455,255     945,824
    Jain Irrigation Systems, Ltd......................  3,220,883   3,736,085
*   Jaiprakash Associates, Ltd........................ 10,240,841   1,539,708
*   Jaiprakash Power Ventures, Ltd....................  3,765,943     369,928
    Jammu & Kashmir Bank, Ltd. (The)..................  1,673,010   2,732,764
*   Jaypee Infratech, Ltd.............................  2,025,529     432,085
    JB Chemicals & Pharmaceuticals, Ltd...............    108,182     478,860
    JBF Industries, Ltd...............................    138,653     647,932
    Jindal Poly Films, Ltd............................     89,582     432,508
    Jindal Saw, Ltd...................................  1,329,994   1,580,132
*   Jindal South West Holdings, Ltd...................     16,712     225,960
*   Jindal Stainless, Ltd.............................    154,592     100,058
    Jindal Steel & Power, Ltd.........................  2,206,125   2,702,804
    JK Cement, Ltd....................................     98,726   1,040,285
    JK Lakshmi Cement, Ltd............................    383,086   2,011,290
    JK Tyre & Industries, Ltd.........................    876,708   1,566,621
    JM Financial, Ltd.................................  1,754,285   1,424,995

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    JSW Energy, Ltd................................... 2,883,008 $ 3,778,552
    JSW Steel, Ltd....................................   647,522   8,383,543
*   Jubilant Foodworks, Ltd...........................   255,367   7,303,742
    Jubilant Life Sciences, Ltd.......................   397,986   1,628,513
    Just Dial, Ltd....................................   123,906   2,096,254
    Jyothy Laboratories, Ltd..........................   137,983     652,596
    Kajaria Ceramics, Ltd.............................   257,822   2,988,924
    Kakinada Fertilizers, Ltd.........................   245,677       8,054
    Kalpataru Power Transmission, Ltd.................   365,865   1,550,736
    Kansai Nerolac Paints, Ltd........................   277,375   1,104,473
    Karnataka Bank, Ltd. (The)........................ 1,477,885   3,228,170
    Karur Vysya Bank, Ltd. (The)......................   206,272   1,532,934
    Kaveri Seed Co., Ltd..............................   245,232   2,844,454
    KAYA, Ltd.........................................     6,843     165,113
    KEC International, Ltd............................   693,157   1,571,628
*   Kesoram Industries, Ltd...........................   454,399     682,833
    Kewal Kiran Clothing, Ltd.........................        41       1,422
    Kirloskar Brothers, Ltd...........................     2,275       7,729
    Kirloskar Oil Engines, Ltd........................    83,823     424,570
    Kitex Garments, Ltd...............................     6,078      73,559
    Kolte-Patil Developers, Ltd.......................    89,537     268,479
    Kotak Mahindra Bank, Ltd.......................... 2,660,705  28,867,442
    KPIT Technologies, Ltd............................ 1,158,396   2,009,625
    KRBL, Ltd.........................................   177,908     520,017
    KSB Pumps, Ltd....................................    19,160     185,942
*   KSK Energy Ventures, Ltd..........................    42,495      27,803
    L&T Finance Holdings, Ltd.........................   858,919     948,827
    Lakshmi Machine Works, Ltd........................    16,696     934,585
    Lakshmi Vilas Bank, Ltd. (The)....................   729,363   1,011,020
*   Lanco Infratech, Ltd.............................. 3,888,963     227,117
    Larsen & Toubro, Ltd.............................. 1,289,058  35,964,876
    Larsen & Toubro, Ltd. GDR.........................    22,185     609,820
    LIC Housing Finance, Ltd..........................   761,695   5,922,160
    Lupin, Ltd........................................   512,651  13,578,309
*   Mahanagar Telephone Nigam, Ltd.................... 1,302,941     384,665
#*  Mahanagar Telephone Nigam, Ltd. ADR...............    32,600      17,930
    Maharashtra Seamless, Ltd.........................   146,119     422,377
    Mahindra & Mahindra Financial Services, Ltd.......   423,025   1,702,272
    Mahindra & Mahindra, Ltd.......................... 1,778,217  37,635,832
*   Mahindra CIE Automotive, Ltd......................    87,972     357,434
    Mahindra Holidays & Resorts India, Ltd............   118,507     532,621
    Mahindra Lifespace Developers, Ltd................    50,523     351,230
*   Manaksia Steels, Ltd..............................     3,669         453
    Manappuram Finance, Ltd...........................   195,179      83,120
    Mandhana Industries, Ltd..........................    44,593     181,575
*   Mangalore Refinery & Petrochemicals, Ltd.......... 1,572,485   1,774,749
    Marico, Ltd.......................................   837,845   5,723,599
    Marksans Pharma, Ltd..............................   501,794     814,118
    Maruti Suzuki India, Ltd..........................   300,297  20,269,770
    MAX India, Ltd....................................   729,752   6,205,054
    Mayur Uniquoters, Ltd.............................     6,557      41,612
    McLeod Russel India, Ltd..........................   347,998   1,227,041
    Mercator, Ltd.....................................   500,673     170,298

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
INDIA -- (Continued)
    Merck, Ltd........................................     32,401 $   413,962
    Metalyst Forgings, Ltd............................     81,403     156,088
    MindTree, Ltd.....................................    349,964   7,008,149
    Minefields Computers, Ltd.........................      3,384      15,203
    MOIL, Ltd.........................................     18,361      66,671
    Monsanto India, Ltd...............................     45,873   2,330,402
    Motherson Sumi Systems, Ltd.(6743990).............  1,079,365   5,838,805
    Motherson Sumi Systems, Ltd.()....................    539,683   2,924,485
    Motilal Oswal Financial Services, Ltd.............     28,523     158,246
    Mphasis, Ltd......................................    276,021   1,814,113
    MPS, Ltd..........................................      5,703      72,080
    MRF, Ltd..........................................      9,758   6,222,929
    Muthoot Finance, Ltd..............................     10,753      33,343
    Natco Pharma, Ltd.................................     86,121   3,113,455
    National Aluminium Co., Ltd.......................  2,681,486   1,481,546
    Nava Bharat Ventures, Ltd.........................     53,812     141,099
    Navneet Education, Ltd............................    461,847     732,607
    NCC, Ltd..........................................  4,496,048   5,754,714
    NESCO, Ltd........................................     32,019     755,022
    Nestle India, Ltd.................................     60,829   6,021,667
    NHPC, Ltd......................................... 11,156,430   3,295,215
    NIIT Technologies, Ltd............................    327,812   2,467,287
    NIIT, Ltd.........................................    276,144     351,262
*   Nirvikara Paper Mills, Ltd........................     19,898      23,338
    Nitin Fire Protection Industries, Ltd.............    577,008     282,826
    Noida Toll Bridge Co., Ltd........................     82,295      31,799
    NTPC, Ltd.........................................  4,917,739  10,390,139
    Oberoi Realty, Ltd................................    200,874     821,401
    OCL India, Ltd....................................     28,457     232,177
    Oil & Natural Gas Corp., Ltd......................  2,004,452   8,518,162
    Oil India, Ltd....................................    456,738   3,083,433
    OMAXE, Ltd........................................    590,117   1,237,454
    Oracle Financial Services Software, Ltd...........     84,156   5,298,567
    Orient Cement, Ltd................................    217,515     628,223
    Oriental Bank of Commerce.........................    863,501   2,295,794
    Orissa Minerals Development Co., Ltd..............      6,450     264,519
    Page Industries, Ltd..............................     17,356   3,730,070
*   Parsvnath Developers, Ltd.........................    471,869     140,610
    PC Jeweller, Ltd..................................    274,272   1,962,611
    Peninsula Land, Ltd...............................    298,269     119,589
    Persistent Systems, Ltd...........................    192,601   1,996,809
    Petronet LNG, Ltd.................................  1,454,291   4,365,731
    Pfizer, Ltd.......................................     48,211   1,653,125
    Phoenix Mills, Ltd. (The).........................    133,307     765,494
    PI Industries, Ltd................................    197,898   2,024,861
    Pidilite Industries, Ltd..........................    494,584   4,298,581
*   Pipavav Defence & Offshore Engineering Co., Ltd...  1,150,244   1,077,685
    Piramal Enterprises, Ltd..........................    223,156   3,187,606
*   Plethico Pharmaceuticals, Ltd.....................     29,383      15,153
    Polaris Consulting & Services Ltd.................    841,228   2,504,158
    Power Finance Corp., Ltd..........................    634,510   2,434,096
    Power Grid Corp. of India, Ltd....................  2,835,046   6,264,546
    Praj Industries, Ltd..............................    696,081   1,190,620

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    Prestige Estates Projects, Ltd....................   421,605 $ 1,447,890
*   Prism Cement, Ltd.................................   374,755     625,396
    Procter & Gamble Hygiene & Health Care, Ltd.......    17,839   1,765,580
    PTC India Financial Services, Ltd................. 1,436,969     954,870
    PTC India, Ltd.................................... 1,951,554   2,097,471
*   Punj Lloyd, Ltd................................... 1,305,665     547,562
    Punjab & Sind Bank................................    66,972      44,998
    Puravankara Projects, Ltd.........................    51,309      55,217
    PVR, Ltd..........................................     7,370      96,940
    Radico Khaitan, Ltd...............................   547,348     803,255
    Rain Industries, Ltd..............................   901,742     597,078
    Rajesh Exports, Ltd...............................   191,974   1,573,208
    Rallis India, Ltd.................................   778,043   2,637,667
    Ramco Cements, Ltd. (The).........................   406,150   2,259,133
    Ratnamani Metals & Tubes, Ltd.....................     6,829      60,303
*   RattanIndia Infrastructure, Ltd................... 2,141,454      85,021
    Raymond, Ltd......................................   305,036   2,249,535
    Redington India, Ltd..............................   610,652   1,123,240
*   REI Agro, Ltd..................................... 2,471,251      19,312
    Relaxo Footwears, Ltd.............................    24,481     213,338
    Reliance Capital, Ltd.............................   403,679   2,448,644
*   Reliance Communications, Ltd...................... 5,239,042   5,746,018
    Reliance Industries, Ltd.......................... 3,980,031  62,121,808
    Reliance Infrastructure, Ltd......................   684,989   4,408,407
*   Reliance Power, Ltd............................... 3,568,258   2,364,242
    Repco Home Finance, Ltd...........................    17,568     188,036
    Rolta India, Ltd.................................. 1,118,218   1,983,015
    Ruchi Soya Industries, Ltd........................   695,742     399,275
    Rural Electrification Corp., Ltd..................   739,212   3,122,546
    Sadbhav Engineering, Ltd..........................    90,249     449,879
*   Sanghvi Movers, Ltd...............................    35,372     204,049
    Sanofi India, Ltd.................................    23,566   1,575,976
*   Schneider Electric Infrastructure, Ltd............   103,225     320,576
    Shasun Pharmaceuticals, Ltd.......................    53,172     321,160
*   Shipping Corp. of India, Ltd...................... 1,333,587   1,346,708
    Shoppers Stop, Ltd................................    49,257     312,106
    Shree Cement, Ltd.................................    34,408   6,166,686
*   Shree Renuka Sugars, Ltd.......................... 1,974,843     271,040
    Shriram City Union Finance, Ltd...................     2,040      55,638
    Shriram Transport Finance Co., Ltd................   270,300   3,777,001
    Shyam Century Ferrous.............................    85,287       6,252
    Siemens, Ltd......................................   344,025   7,809,745
    Simplex Infrastructures, Ltd......................    13,219      76,455
    Sintex Industries, Ltd............................ 2,664,565   4,811,677
*   SITI Cable Network, Ltd...........................   205,405     113,762
    SJVN, Ltd......................................... 1,926,775     765,058
    SKF India, Ltd....................................    68,955   1,389,584
    SML ISUZU, Ltd....................................    29,741     603,159
    Sobha, Ltd........................................   379,709   2,074,246
    Solar Industries India, Ltd.......................    10,146     617,821
    Sona Koyo Steering Systems, Ltd...................   157,776     177,800
    Sonata Software, Ltd..............................   520,949   1,261,428
    South Indian Bank, Ltd. (The)..................... 4,012,958   1,428,799

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    SREI Infrastructure Finance, Ltd..................   260,463 $   152,372
    SRF, Ltd..........................................   176,014   3,783,503
    Star Ferro and Cement, Ltd........................    85,287     211,683
    State Bank of Bikaner & Jaipur....................   110,275     916,985
    State Bank of India............................... 4,299,638  18,038,745
    State Bank of India GDR...........................    18,000     752,882
    State Bank of Travancore..........................    46,869     310,995
    Sterlite Technologies, Ltd........................ 1,049,494   1,663,217
    Strides Arcolab, Ltd..............................   156,194   3,092,118
    Styrolution ABS India, Ltd........................    16,430     189,186
*   Sun Pharma Advanced Research Co., Ltd.............   344,348   2,191,543
    Sun Pharmaceutical Industries, Ltd................ 2,516,448  32,219,492
    Sun TV Network, Ltd...............................   836,593   4,386,319
    Sundaram Finance, Ltd.............................    10,572     262,805
    Sundaram-Clayton, Ltd.............................     1,880      56,248
    Sundram Fasteners, Ltd............................   413,042   1,140,185
    Sunteck Realty, Ltd...............................     6,068      25,446
    Supreme Industries, Ltd...........................   239,641   2,328,343
    Supreme Petrochem, Ltd............................     3,242       5,910
*   Surana Industries, Ltd............................     1,534         472
    Swaraj Engines, Ltd...............................     5,248      75,136
    Syndicate Bank.................................... 1,997,085   2,952,326
    TAKE Solutions, Ltd...............................    88,406     202,362
    Tamil Nadu Newsprint & Papers, Ltd................    36,247     112,854
    Tata Chemicals, Ltd...............................   576,412   4,402,436
    Tata Communications, Ltd..........................   460,908   3,230,421
    Tata Consultancy Services, Ltd.................... 1,409,153  55,150,499
    Tata Elxsi, Ltd...................................   185,545   4,926,275
    Tata Global Beverages, Ltd........................ 2,897,654   6,320,429
*   Tata Motors, Ltd.................................. 2,298,271  13,751,872
    Tata Motors, Ltd. Sponsored ADR...................   247,865   7,351,676
    Tata Power Co., Ltd............................... 5,702,465   6,081,920
    Tata Sponge Iron, Ltd.............................    40,502     323,400
    Tata Steel, Ltd................................... 2,142,552   8,218,454
*   Tata Teleservices Maharashtra, Ltd................ 3,267,928     381,795
    TD Power Systems, Ltd.............................    10,538      48,811
    Tech Mahindra, Ltd................................ 2,742,800  22,619,566
    Techno Electric & Engineering Co., Ltd............    28,157     230,814
    Texmaco Rail & Engineering, Ltd...................   221,867     433,691
    Thermax, Ltd......................................   167,444   2,721,029
    Tide Water Oil Co India Ltd.......................       109      28,397
    Time Technoplast, Ltd.............................   313,848     322,538
    Timken India, Ltd.................................    88,625     833,241
    Titagarh Wagons, Ltd..............................   538,895     978,108
    Titan Co., Ltd....................................   625,363   3,155,055
    Torrent Pharmaceuticals, Ltd......................   293,945   6,581,659
    Torrent Power, Ltd................................   574,556   1,312,297
    Transport Corp. of India, Ltd.....................   177,136     732,532
    Tree House Education and Accessories, Ltd.........    83,068     527,068
    Trent, Ltd........................................    31,736     603,295
    Triveni Turbine, Ltd..............................   411,337     798,834
    TTK Prestige, Ltd.................................    18,153   1,123,999
    Tube Investments of India, Ltd....................   285,841   1,764,482

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES       VALUE++
                                                    ----------- --------------
INDIA -- (Continued)
*   TV18 Broadcast, Ltd............................   4,247,086 $    2,458,504
    TVS Motor Co., Ltd.............................   1,584,970      5,872,187
    UCO Bank.......................................   2,010,108      1,647,167
    Uflex, Ltd.....................................     232,959        577,264
    Ultratech Cement, Ltd..........................     155,423      7,624,923
    Unichem Laboratories, Ltd......................     172,792        683,183
    Union Bank of India............................   1,575,448      4,309,050
*   Unitech, Ltd...................................  20,260,977      2,381,600
    United Breweries, Ltd..........................     326,138      5,364,459
*   United Spirits, Ltd............................     160,990      9,316,758
    UPL, Ltd.......................................   2,285,183     19,048,324
*   Usha Martin, Ltd...............................     625,599        174,670
*   Uttam Galva Steels, Ltd........................      60,136         32,342
    V-Guard Industries, Ltd........................      79,206      1,176,468
    VA Tech Wabag, Ltd.............................     102,241      1,220,345
    Vaibhav Global, Ltd............................       7,892         48,896
    Vakrangee, Ltd.................................     956,113      2,471,197
    Vardhman Textiles, Ltd.........................      81,022      1,009,741
    Vedanta Ltd....................................   3,826,065      7,738,921
    Vedanta, Ltd. ADR..............................     392,077      3,156,220
    Videocon Industries, Ltd.......................     620,504      1,492,946
    Vijaya Bank....................................   1,896,981      1,208,380
    Vinati Organics, Ltd...........................       4,628         40,164
    VIP Industries, Ltd............................     756,761      1,134,212
    Voltamp Transformers, Ltd......................       4,010         44,877
    Voltas, Ltd....................................   1,230,715      6,101,108
    VST Industries, Ltd............................      16,548        450,933
    WABCO India, Ltd...............................      13,106      1,232,245
    Welspun Corp., Ltd.............................     664,333      1,518,356
*   Welspun Enterprises, Ltd.......................     382,512        370,939
    Welspun India, Ltd.............................     122,865      1,713,733
*   Whirlpool of India, Ltd........................       7,863         91,316
    Wipro, Ltd.....................................   2,421,173     21,567,724
    Wockhardt, Ltd.................................     177,038      4,339,150
    Yes Bank, Ltd..................................   1,647,282     21,282,873
    Zee Entertainment Enterprises, Ltd.............   2,985,783     18,610,332
    Zensar Technologies, Ltd.......................      83,443      1,238,328
    Zuari Agro Chemicals, Ltd......................      22,948         69,244
    Zydus Wellness, Ltd............................      60,463        839,621
                                                                --------------
TOTAL INDIA........................................              1,926,696,738
                                                                --------------
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT..................  56,367,800      2,664,301
    Adaro Energy Tbk PT............................ 103,958,900      4,531,985
    Adhi Karya Persero Tbk PT......................  13,266,900      2,253,341
    Agung Podomoro Land Tbk PT.....................  70,770,000      1,934,086
    AKR Corporindo Tbk PT..........................   8,206,000      3,485,751
    Alam Sutera Realty Tbk PT...................... 138,551,500      5,163,953
*   Aneka Tambang Persero Tbk PT...................  40,571,500      1,421,950
    Arwana Citramulia Tbk PT.......................  17,869,400        739,268
    Asahimas Flat Glass Tbk PT.....................     476,500        249,093
    Astra Agro Lestari Tbk PT......................   3,268,700      4,848,022
    Astra Graphia Tbk PT...........................   2,554,000        375,591

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
INDONESIA -- (Continued)
    Astra International Tbk PT........................  80,979,700 $39,765,238
*   Bakrie and Brothers Tbk PT........................ 156,226,050     115,488
*   Bakrie Sumatera Plantations Tbk PT................  47,660,300     176,161
*   Bakrie Telecom Tbk PT.............................  62,111,539     229,575
*   Bakrieland Development Tbk PT..................... 117,484,500     434,243
    Bank Bukopin Tbk PT...............................  35,335,700   1,631,659
    Bank Central Asia Tbk PT..........................  27,827,700  26,936,127
    Bank Danamon Indonesia Tbk PT.....................   8,667,554   2,690,867
    Bank Mandiri Persero Tbk PT.......................  29,677,518  20,835,803
    Bank Negara Indonesia Persero Tbk PT..............  36,822,330  12,941,935
*   Bank Pan Indonesia Tbk PT.........................  29,941,800   2,354,381
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..............................................  35,521,200   2,114,630
    Bank Permata Tbk PT...............................     203,500      23,319
    Bank Rakyat Indonesia Persero Tbk PT..............  43,604,400  32,213,716
    Bank Tabungan Negara Persero Tbk PT...............  65,255,535   5,640,551
*   Bank Tabungan Pensiunan Nasional Tbk PT...........   2,253,500     524,638
*   Barito Pacific Tbk PT.............................   8,261,500     135,362
*   Bayan Resources Tbk PT............................     949,000     569,305
    Bekasi Fajar Industrial Estate Tbk PT.............   5,045,300     143,494
    Benakat Integra Tbk PT............................  23,591,300     174,271
*   Berau Coal Energy Tbk PT..........................  25,135,500     152,365
*   Berlian Laju Tanker Tbk PT........................  26,853,166          --
    BISI International Tbk PT.........................  12,154,912   1,238,008
*   Budi Starch & Sweetener Tbk PT....................   2,800,500      17,604
*   Bumi Resources Minerals Tbk PT....................   4,629,800      17,462
*   Bumi Resources Tbk PT.............................  92,060,400     340,095
    Bumi Serpong Damai Tbk PT.........................  42,996,000   5,680,964
*   Central Proteina Prima Tbk PT.....................   7,329,300      27,053
    Charoen Pokphand Indonesia Tbk PT.................  21,057,360   3,941,350
    Ciputra Development Tbk PT........................  56,423,119   4,375,628
    Ciputra Property Tbk PT...........................  22,135,100     866,376
    Ciputra Surya Tbk PT..............................   8,085,900   1,614,285
    Citra Marga Nusaphala Persada Tbk PT..............  11,260,750   1,664,595
*   Clipan Finance Indonesia Tbk PT...................   2,919,000      72,633
*   Darma Henwa Tbk PT................................  44,117,300     163,065
*   Delta Dunia Makmur Tbk PT.........................  33,980,900     172,826
    Dharma Satya Nusantara Tbk PT.....................     656,300     155,296
    Eagle High Plantations Tbk PT.....................  80,230,700   2,309,439
    Elnusa Tbk PT.....................................  60,859,000   1,734,301
*   Energi Mega Persada Tbk PT........................ 215,691,300     891,683
    Erajaya Swasembada Tbk PT.........................  13,535,500     524,583
*   Eureka Prima Jakarta Tbk PT.......................   1,955,600      78,055
*   Exploitasi Energi Indonesia Tbk PT................  36,327,500     142,636
    Express Transindo Utama Tbk PT....................  15,175,200   1,041,898
    Fajar Surya Wisesa Tbk PT.........................     823,000      90,631
    Gajah Tunggal Tbk PT..............................  20,702,700   1,147,471
*   Garuda Indonesia Persero Tbk PT...................   8,759,553     282,780
    Global Mediacom Tbk PT............................  44,785,100   4,116,922
*   Golden Eagle Energy Tbk PT........................   1,731,300     215,006
    Gudang Garam Tbk PT...............................   1,594,000   5,829,105
*   Hanson International Tbk PT.......................  75,785,200   4,003,674
    Harum Energy Tbk PT...............................   9,749,300     717,271
    Hexindo Adiperkasa Tbk PT.........................   1,223,000     209,257

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
INDONESIA -- (Continued)
    Holcim Indonesia Tbk PT...........................  12,753,300 $ 1,338,518
    Indah Kiat Pulp & Paper Corp. Tbk PT..............  12,448,300     882,611
*   Indika Energy Tbk PT..............................  23,438,300     502,559
    Indo Tambangraya Megah Tbk PT.....................   2,131,400   1,528,199
*   Indo-Rama Synthetics Tbk PT.......................      12,500         703
    Indocement Tunggal Prakarsa Tbk PT................   5,584,200   8,254,215
    Indofood CBP Sukses Makmur Tbk PT.................   3,115,900   2,833,341
    Indofood Sukses Makmur Tbk PT.....................  25,928,300  11,683,550
*   Indosat Tbk PT....................................   6,084,800   1,933,944
*   Inovisi Infracom Tbk PT...........................   2,876,678      18,660
    Intiland Development Tbk PT.......................  70,848,600   2,956,043
    Japfa Comfeed Indonesia Tbk PT....................  29,031,000     943,465
    Jasa Marga Persero Tbk PT.........................  11,632,400   4,922,932
    Jaya Real Property Tbk PT.........................   1,762,500     126,319
    Kalbe Farma Tbk PT................................  71,344,400   9,194,738
    Kawasan Industri Jababeka Tbk PT.................. 155,164,728   2,956,779
*   Krakatau Steel Persero Tbk PT.....................   2,935,600      70,305
*   Lippo Cikarang Tbk PT.............................   4,031,500   2,472,595
    Lippo Karawaci Tbk PT............................. 153,826,762  13,125,718
    Malindo Feedmill Tbk PT...........................   7,438,000     744,073
    Matahari Putra Prima Tbk PT.......................  11,864,572   2,542,213
    Mayora Indah Tbk PT...............................   1,755,525   3,605,084
    Medco Energi Internasional Tbk PT.................   9,738,500   1,849,535
    Media Nusantara Citra Tbk PT......................  29,304,493   4,426,626
    Minna Padi Investama Tbk PT.......................     494,300      19,351
    Mitra Adiperkasa Tbk PT...........................   6,697,300   2,300,487
    MNC Investama Tbk PT.............................. 107,640,700   2,274,772
*   MNC Sky Vision Tbk PT.............................   2,451,400     253,915
    Modern Internasional Tbk PT.......................   1,883,000      51,681
    Modernland Realty Tbk PT..........................  22,310,400     815,855
    Multipolar Tbk PT.................................  42,452,200   1,833,862
    Multistrada Arah Sarana Tbk PT....................   3,155,000      63,387
    Nippon Indosari Corpindo Tbk PT...................   7,627,000     665,278
*   Nirvana Development Tbk PT........................   9,659,200     137,041
*   Nusantara Infrastructure Tbk PT................... 113,493,900   1,475,968
    Pabrik Kertas Tjiwi Kimia Tbk PT..................   2,279,000     111,039
    Pakuwon Jati Tbk PT............................... 135,467,000   4,151,389
    Pan Brothers Tbk PT...............................  29,061,900   1,417,750
*   Panin Financial Tbk PT............................ 162,011,900   3,267,138
*   Paninvest Tbk PT..................................   5,396,500     273,227
    Pembangunan Perumahan Persero Tbk PT..............  26,567,000   7,655,669
    Perusahaan Gas Negara Persero Tbk PT..............  30,090,500   8,888,948
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT..........................................  41,939,100   4,194,752
    Petrosea Tbk PT...................................   2,500,700      71,062
*   Polaris Investama Tbk PT..........................   3,148,700     365,332
    Ramayana Lestari Sentosa Tbk PT...................  25,993,100   1,342,931
    Resource Alam Indonesia Tbk PT....................   2,183,500     126,057
    Salim Ivomas Pratama Tbk PT.......................  17,157,700     678,039
    Samindo Resources Tbk PT..........................     348,500      13,016
    Sampoerna Agro PT.................................   5,251,659     646,647
    Sawit Sumbermas Sarana Tbk PT.....................   8,878,200   1,289,177
    Selamat Sempurna Tbk PT...........................   3,121,200   1,095,548
    Semen Baturaja Persero Tbk PT.....................   6,733,600     149,780

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Semen Indonesia Persero Tbk PT....................  12,111,000 $  9,036,290
*   Sentul City Tbk PT................................ 279,727,400    1,797,962
*   Sigmagold Inti Perkasa Tbk PT.....................  13,708,000      444,777
    Sinar Mas Multiartha Tbk PT.......................     278,500      102,906
    Sri Rejeki Isman Tbk PT........................... 131,020,400    4,551,181
*   Sugih Energy Tbk PT...............................  96,898,100    2,850,975
    Sumber Alfaria Trijaya Tbk PT.....................     289,300       12,733
    Summarecon Agung Tbk PT...........................  55,462,464    7,125,631
    Surya Citra Media Tbk PT..........................  16,842,500    3,671,385
    Surya Semesta Internusa Tbk PT....................  27,929,700    1,629,944
*   Suryainti Permata Tbk PT..........................   3,098,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT........   5,766,500    2,555,996
    Telekomunikasi Indonesia Persero Tbk PT...........  50,166,800   10,887,261
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     380,692   16,373,563
    Tempo Scan Pacific Tbk PT.........................     782,200      113,631
    Tiga Pilar Sejahtera Food Tbk.....................  13,444,339    1,911,094
    Timah Persero Tbk PT..............................  38,034,367    1,702,620
    Tiphone Mobile Indonesia Tbk PT...................  13,065,000      940,968
    Total Bangun Persada Tbk PT.......................  14,065,000      851,656
    Tower Bersama Infrastructure Tbk PT...............   7,798,800    4,829,550
    Trias Sentosa Tbk PT..............................   3,690,500       70,795
*   Trimegah Securities Tbk PT........................   5,343,500       22,114
*   Truba Alam Manunggal Engineering PT...............  15,388,500        5,688
    Tunas Baru Lampung Tbk PT.........................   8,971,000      331,131
    Tunas Ridean Tbk PT...............................   8,038,500      380,538
    Ultrajaya Milk Industry & Trading Co. Tbk PT......   2,569,000      735,762
    Unilever Indonesia Tbk PT.........................   2,668,900    7,892,076
    United Tractors Tbk PT............................   7,819,946   11,664,780
    Vale Indonesia Tbk PT.............................  24,345,550    3,518,972
*   Visi Media Asia Tbk PT............................  37,842,700    1,272,829
    Waskita Karya Persero Tbk PT......................  13,382,251    1,752,455
    Wijaya Karya Persero Tbk PT.......................  17,536,300    3,436,869
    Wintermar Offshore Marine Tbk PT..................     292,500        5,521
*   XL Axiata Tbk PT..................................  16,542,400    3,621,250
                                                                   ------------
TOTAL INDONESIA.......................................              451,795,147
                                                                   ------------
MALAYSIA -- (4.0%)
#   Aeon Co. M Bhd....................................   3,969,900    2,896,153
#   Aeon Credit Service M Bhd.........................     107,660      388,409
    Affin Holdings Bhd................................   3,700,300    2,450,492
#   AirAsia BHD.......................................  13,138,600    4,672,192
#*  AirAsia X Bhd.....................................  11,476,900      614,588
*   Alam Maritim Resources Bhd........................   5,355,000      697,812
#   Alliance Financial Group Bhd......................   6,339,500    7,027,403
    AMMB Holdings Bhd.................................  10,321,950   15,077,914
    Amway Malaysia Holdings Bhd.......................     109,600      302,271
    Ann Joo Resources Bhd.............................     974,750      234,142
    APM Automotive Holdings Bhd.......................     174,800      201,093
    Astro Malaysia Holdings Bhd.......................   7,420,800    5,958,069
#   Axiata Group Bhd..................................   8,983,763   14,952,122
    Barakah Offshore Petroleum Bhd....................     458,700      119,192
    Batu Kawan Bhd....................................     371,250    1,769,910
    Benalec Holdings Bhd..............................   5,318,700      826,854

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
MALAYSIA -- (Continued)
    Berjaya Assets Bhd................................    156,600 $    33,227
#   Berjaya Corp. Bhd................................. 26,386,500   2,689,146
    Berjaya Land Bhd..................................  2,769,200     510,646
#   Berjaya Sports Toto Bhd...........................  4,060,297   3,535,114
#   BIMB Holdings Bhd.................................  3,420,099   3,693,748
    Bina Darulaman Bhd................................    500,700     107,255
    Bonia Corp. Bhd...................................  4,050,400   1,021,910
#   Boustead Holdings Bhd.............................  2,386,292   2,518,655
#   Boustead Plantations Bhd..........................    477,200     172,093
    British American Tobacco Malaysia Bhd.............    435,400   7,703,276
#*  Bumi Armada Bhd................................... 12,767,150   3,693,113
    Bursa Malaysia Bhd................................  2,340,900   4,944,805
    Cahya Mata Sarawak Bhd............................  4,273,800   6,508,783
    Can-One Bhd.......................................    216,800     136,788
#   Carlsberg Brewery Malaysia Bhd Class B............    975,200   3,188,639
    Carotech Bhd......................................     44,425          46
    CB Industrial Product Holding Bhd.................  2,892,320   1,496,700
#   CIMB Group Holdings Bhd........................... 16,569,063  23,297,983
#   Coastal Contracts Bhd.............................  1,698,177   1,095,827
    Crescendo Corp. Bhd...............................     13,000       7,754
    CSC Steel Holdings Bhd............................    470,500     122,693
    Cypark Resources Bhd..............................  1,283,900     593,610
    Daibochi Plastic & Packaging Industry Bhd.........     31,400      35,302
    Datasonic Group Bhd...............................    616,400     202,763
*   Daya Materials Bhd................................ 14,892,600     448,452
    Dayang Enterprise Holdings Bhd....................  2,192,712   1,224,214
#   Dialog Group Bhd.................................. 12,610,484   5,300,057
#   DiGi.Com Bhd...................................... 11,635,620  16,431,780
    DKSH Holdings Malaysia Bhd........................    184,200     228,350
    DRB-Hicom Bhd.....................................  9,587,300   3,559,617
    Dutch Lady Milk Industries Bhd....................     61,200     749,006
#   Eastern & Oriental Bhd............................  8,098,650   3,749,892
*   ECM Libra Financial Group Bhd.....................    318,034     113,995
    Engtex Group Bhd..................................    416,250     136,139
*   Evergreen Fibreboard Bhd..........................  2,779,600   1,427,098
#   Felda Global Ventures Holdings Bhd................    224,500      98,894
*   Fountain View Development Bhd.....................     31,500          --
    Fraser & Neave Holdings Bhd.......................    188,100     896,228
#   Gamuda Bhd........................................  7,835,500   9,881,167
    Gas Malaysia Bhd..................................    128,300      83,719
    GD Express Carrier Bhd............................    178,200      64,141
#   Genting Bhd.......................................  5,731,000  12,187,247
#   Genting Malaysia Bhd.............................. 12,586,200  14,054,167
#   Genting Plantations Bhd...........................  1,078,900   2,929,541
#   Globetronics Technology Bhd.......................  1,444,920   2,318,215
    Glomac Bhd........................................  3,530,400     807,972
    Goldis Bhd........................................    478,372     287,945
*   Green Packet Bhd..................................  2,607,500     180,545
*   Guan Chong Bhd....................................     75,300      15,496
    Guinness Anchor Bhd...............................    643,200   2,387,781
    GuocoLand Malaysia Bhd............................    844,000     282,289
    Hai-O Enterprise Bhd..............................    649,700     382,248
#   HAP Seng Consolidated Bhd.........................  6,477,940   9,129,273

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
MALAYSIA -- (Continued)
    Hap Seng Plantations Holdings Bhd.................  1,441,000 $   942,385
#   Hartalega Holdings Bhd............................  1,525,900   3,449,440
    Hiap Teck Venture Bhd.............................    444,600      43,014
*   Hibiscus Petroleum Bhd............................    377,700      81,860
    Hock Seng LEE Bhd.................................  1,119,612     547,741
#   Hong Leong Bank Bhd...............................  1,936,860   6,872,969
#   Hong Leong Financial Group Bhd....................    962,400   3,987,338
    Hong Leong Industries Bhd.........................    395,100     544,550
    Hovid Bhd.........................................  4,702,500     595,221
    Hua Yang Bhd......................................  1,228,033     609,678
#   Hume Industries Bhd...............................    412,236     409,738
    Hup Seng Industries Bhd...........................  1,095,900     377,822
    Hwang Capital Malaysia Bhd........................     42,400      22,950
    I Bhd.............................................  1,185,700     207,315
#   IHH Healthcare Bhd................................  2,954,600   4,645,175
#   IJM Corp. Bhd..................................... 11,043,513  19,665,264
#   IJM Plantations Bhd...............................  1,227,800   1,124,020
#   Inari Amertron Bhd................................  2,524,375   2,272,237
    Inch Kenneth Kajang Rubber PLC....................    113,000      20,422
#   Insas Bhd.........................................  6,092,002   1,296,917
#   IOI Corp. Bhd.....................................  9,597,377  10,638,775
#   IOI Properties Group Bhd..........................  3,369,335   1,682,900
*   Iris Corp. Bhd....................................  9,652,600     642,639
*   Iskandar Waterfront City Bhd......................  3,729,400     975,886
*   JAKS Resources Bhd................................  4,007,500   1,026,248
#   Jaya Tiasa Holdings Bhd...........................  1,821,239     660,784
#   JCY International Bhd.............................  4,605,600     891,326
    K&N Kenanga Holdings Bhd..........................  1,779,386     318,823
*   Karambunai Corp. Bhd..............................  3,306,500      47,401
#   Karex Bhd.........................................    734,750     667,192
    Keck Seng Malaysia Bhd............................    316,300     430,098
*   Kian JOO CAN Factory Bhd..........................  1,828,780   1,497,780
    Kim Loong Resources Bhd...........................    259,020     199,900
    Kimlun Corp. Bhd..................................    701,700     247,825
    KLCCP Stapled Group...............................  1,100,800   2,039,634
#*  KNM Group Bhd..................................... 14,315,481   2,163,245
#   Kossan Rubber Industries..........................  2,980,100   5,686,895
    KPJ Healthcare Bhd................................  3,508,875   3,944,853
*   Kretam Holdings Bhd...............................  3,250,300     366,372
#   KSL Holdings Bhd..................................  5,129,238   2,229,374
#   Kuala Lumpur Kepong Bhd...........................  1,337,922   7,695,366
*   KUB Malaysia Bhd..................................  1,459,400     144,622
    Kulim Malaysia Bhd................................  3,372,800   2,203,720
#*  Kumpulan Europlus Bhd.............................  1,271,800     327,207
    Kumpulan Fima Bhd.................................    909,400     477,399
    Kumpulan Perangsang Selangor Bhd..................  2,772,400     999,254
    Kwantas Corp. Bhd.................................     23,900      10,469
#   Lafarge Malaysia Bhd..............................  1,945,600   4,809,097
    Land & General BHD................................  7,093,300     807,266
#*  Landmarks Bhd.....................................  1,766,192     567,472
    LBS Bina Group Bhd................................  2,361,800     925,487
    Lingkaran Trans Kota Holdings Bhd.................    675,500     773,771
*   Lion Industries Corp. Bhd.........................  4,272,600     356,863

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
MALAYSIA -- (Continued)
    LPI Capital Bhd...................................    196,900 $   733,815
    Magnum Bhd........................................  1,837,300   1,296,147
#   Mah Sing Group Bhd................................ 10,327,251   4,102,580
#   Malayan Banking Bhd............................... 16,853,723  40,516,694
    Malayan Flour Mills Bhd...........................  1,196,900     409,386
#   Malaysia Airports Holdings Bhd....................  3,147,245   4,879,057
#   Malaysia Building Society Bhd.....................  1,498,359     707,727
#*  Malaysia Marine and Heavy Engineering Holdings
       Bhd............................................  3,010,300     896,234
#   Malaysian Bulk Carriers Bhd.......................  4,070,323   1,085,325
    Malaysian Pacific Industries Bhd..................    736,625   1,393,795
#   Malaysian Resources Corp. Bhd..................... 10,933,500   3,091,392
    Malton Bhd........................................  2,141,500     448,120
    Matrix Concepts Holdings Bhd......................  2,152,450   1,428,958
#   Maxis Bhd.........................................  5,023,315   8,757,663
    MBM Resources BHD.................................  1,144,310   1,019,436
#   Media Chinese International, Ltd..................    905,600     139,631
    Media Prima Bhd...................................  5,152,920   1,794,524
    Mega First Corp. Bhd..............................    192,300     117,808
#   MISC Bhd..........................................  3,235,860   6,597,427
    Mitrajaya Holdings Bhd............................    805,600     418,874
    MK Land Holdings Bhd..............................  5,362,200     532,315
    MKH Bhd...........................................  1,181,267     749,636
#   MMC Corp. Bhd.....................................  6,459,400   3,701,477
    MNRB Holdings Bhd.................................    958,900     947,069
#*  MPHB Capital Bhd..................................    509,100     234,276
    Muda Holdings Bhd.................................    292,100      96,207
#   Mudajaya Group Bhd................................  2,521,733     771,407
#   Muhibbah Engineering M Bhd........................  3,270,000   1,929,310
*   Mulpha International Bhd.......................... 15,616,300   1,408,558
#   My EG Services Bhd................................  4,265,400   2,940,375
    Naim Holdings Bhd.................................  1,726,400   1,080,207
    NCB Holdings Bhd..................................    149,900     155,075
    Nestle Malaysia Bhd...............................     69,200   1,302,480
    NTPM Holdings Bhd.................................    674,100     119,692
#   Oldtown Bhd.......................................  1,920,125     851,957
    Oriental Holdings Bhd.............................    607,140   1,166,968
    OSK Holdings Bhd..................................  4,497,545   2,118,324
    Padini Holdings Bhd...............................  4,157,100   1,456,183
    Panasonic Manufacturing Malaysia Bhd..............     70,200     413,466
    Pantech Group Holdings Bhd........................  1,311,800     231,244
    Paramount Corp. Bhd...............................    965,225     500,009
#*  Parkson Holdings Bhd..............................  4,681,867   1,643,673
    Perdana Petroleum Bhd.............................  3,849,500   1,556,036
*   Perisai Petroleum Teknologi Bhd................... 13,022,100   1,340,366
#   Petronas Chemicals Group Bhd......................  7,802,200  13,073,839
#   Petronas Dagangan Bhd.............................    824,000   4,541,654
#   Petronas Gas Bhd..................................  1,801,108  10,375,373
    Pharmaniaga Bhd...................................    541,580     962,108
    Pie Industrial Bhd................................     74,040     135,781
    PJ Development Holdings Bhd.......................  1,471,800     596,461
    Pos Malaysia Bhd..................................  2,822,300   3,162,834
    Power Root Bhd....................................    206,500     129,200
#   PPB Group Bhd.....................................  2,437,500   9,846,662

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
MALAYSIA -- (Continued)
    Press Metal Bhd...................................  3,626,500 $ 2,330,764
#   Prestariang Bhd...................................  1,991,200   1,250,839
    Protasco Bhd......................................  1,959,300     896,106
#   Public Bank Bhd...................................  7,523,611  37,373,595
#*  Puncak Niaga Holdings Bhd.........................  1,193,460     839,365
#   QL Resources Bhd..................................  3,191,760   3,526,868
    RCE Capital Bhd...................................    840,450      73,485
#   RHB Capital Bhd...................................  4,751,631   9,238,076
*   Rimbunan Sawit Bhd................................    832,100     109,767
#   Salcon Bhd........................................  6,373,900   1,357,487
#   Sapurakencana Petroleum Bhd....................... 18,112,688  11,577,325
#   Sarawak Oil Palms Bhd.............................    486,260     544,226
    Sarawak Plantation Bhd............................     18,900      10,308
#   Scientex Bhd......................................    556,264   1,031,907
*   Scomi Energy Services Bhd.........................  5,698,600     461,246
#*  Scomi Group Bhd................................... 10,163,700     531,675
*   Seal, Inc. Bhd....................................    470,000      68,930
    SEG International Bhd.............................    311,400     116,462
    Selangor Dredging Bhd.............................    366,400      95,841
    Selangor Properties Bhd...........................     63,100      85,650
    Shangri-La Hotels Malaysia Bhd....................    373,100     585,152
*   Shell Refining Co. Federation of Malaya Bhd.......    225,600     294,054
    SHL Consolidated Bhd..............................    202,800     177,564
#   Sime Darby Bhd....................................  8,677,238  19,791,778
    SP Setia Bhd Group................................  1,906,525   1,520,434
    Star Media Group Bhd..............................  1,265,600     829,633
*   Sumatec Resources Bhd.............................  1,342,300      61,231
#   Sunway Bhd........................................  6,503,893   5,899,010
*   Sunway Construction Group Bhd.....................    555,819     171,491
#   Supermax Corp. Bhd................................  3,765,450   2,422,856
    Suria Capital Holdings Bhd........................    279,650     168,199
    Syarikat Takaful Malaysia Bhd.....................  2,584,400   2,696,632
    Symphony Life Bhd.................................    321,132      68,346
    Ta Ann Holdings Bhd...............................    714,086     671,524
    TA Enterprise Bhd................................. 10,776,000   1,928,362
#   TA Global Bhd.....................................  5,451,340     448,817
*   Talam Transform Bhd...............................  6,754,300     123,130
    Tambun Indah Land Bhd.............................  2,204,100     950,566
#   TAN Chong Motor Holdings Bhd......................  1,250,700     902,260
*   Tanjung Offshore Bhd..............................  1,070,400     117,467
    Tasek Corp. Bhd...................................     38,700     161,835
#   TDM Bhd...........................................  7,553,100   1,292,620
    Telekom Malaysia Bhd..............................  3,294,702   5,643,661
    Tenaga Nasional Bhd...............................  7,822,081  24,935,653
#*  TH Heavy Engineering Bhd..........................  6,912,734     369,510
#   TH Plantations Bhd................................  1,175,640     449,323
#   Time dotCom Bhd...................................  1,420,660   2,514,856
    Tiong NAM Logistics Holdings......................  1,219,000     370,029
#   Top Glove Corp. Bhd...............................  3,572,380   7,121,074
*   Tropicana Corp. Bhd...............................  4,655,748   1,204,902
#   TSH Resources Bhd.................................  2,987,450   1,751,075
    Tune Ins Holdings Bhd.............................  2,675,600   1,070,136
    Uchi Technologies Bhd.............................  1,288,500     525,390

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
MALAYSIA -- (Continued)
    UEM Edgenta Bhd...................................  2,205,300 $  1,987,166
#   UEM Sunrise Bhd................................... 10,325,245    2,628,671
#   UMW Holdings Bhd..................................  3,881,306   10,151,282
#   UMW Oil & Gas Corp. Bhd...........................    618,000      222,752
#   Unisem M Bhd......................................  4,876,120    2,884,340
    United Malacca Bhd................................    197,950      317,922
    United Plantations Bhd............................    159,400    1,147,160
    United U-Li Corp. Bhd.............................    510,600      557,879
#   UOA Development Bhd...............................  2,127,000    1,085,124
#   Uzma Bhd..........................................  1,071,200      698,640
    VS Industry Bhd...................................  1,128,708    1,875,753
    Wah Seong Corp. Bhd...............................  2,338,639      805,981
#   WCT Holdings Bhd..................................  7,281,332    2,664,758
    Wellcall Holdings Bhd.............................  1,535,200      866,023
#   Westports Holdings Bhd............................  3,191,400    3,341,109
    Wing Tai Malaysia Bhd.............................    378,400      144,428
    WTK Holdings Bhd..................................  3,043,650      891,955
#   Yinson Holdings Bhd...............................  1,100,200      879,915
    YNH Property Bhd..................................  2,555,831    1,247,429
#   YTL Corp. Bhd..................................... 36,123,420   14,923,426
    YTL E-Solutions Bhd...............................    747,100      106,461
*   YTL Land & Development Bhd........................  1,074,000      203,533
#   YTL Power International Bhd.......................  8,742,066    3,588,981
    Zhulian Corp. Bhd.................................    899,766      465,747
                                                                  ------------
TOTAL MALAYSIA........................................             681,375,701
                                                                  ------------
MEXICO -- (4.8%)
    Alfa S.A.B. de C.V. Class A....................... 16,694,079   33,165,398
#   Alpek S.A.B. de C.V...............................  1,310,013    1,807,391
#   Alsea S.A.B. de C.V...............................  4,164,937   13,490,648
    America Movil S.A.B. de C.V. Series L............. 26,413,157   25,687,769
    America Movil S.A.B. de C.V. Series L ADR.........  3,134,148   60,739,788
    Arca Continental S.A.B. de C.V....................  2,229,868   13,392,355
#*  Axtel S.A.B. de C.V...............................  7,406,284    2,767,158
#   Banregio Grupo Financiero S.A.B. de C.V...........  1,930,085   11,038,469
*   Bio Pappel S.A.B. de C.V..........................    222,356      266,482
    Bolsa Mexicana de Valores S.A.B. de C.V...........  3,482,462    6,241,955
*   Cemex S.A.B. de C.V...............................  6,156,780    5,250,219
*   Cemex S.A.B. de C.V. Sponsored ADR................  6,688,772   56,854,562
#*  Cia Minera Autlan S.A.B. de C.V. Series B.........    533,561      368,567
    Coca-Cola Femsa S.A.B. de C.V. Series L...........    146,344    1,106,265
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......    107,744    8,140,059
#*  Consorcio ARA S.A.B. de C.V. Series *.............  7,854,708    3,163,820
#   Controladora Comercial Mexicana S.A.B. de C.V.....  4,013,021   11,785,642
*   Corp. Actinver S.A.B. de C.V......................     61,598       59,753
#*  Corp. GEO S.A.B. de C.V. Series B.................  3,284,556           82
    Corp. Inmobiliaria Vesta S.A.B. de C.V............  1,649,425    2,774,207
#*  Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B....................................    222,600      171,103
    Corp. Moctezuma S.A.B. de C.V. Series *...........    392,200    1,411,311
    Credito Real S.A.B. de C.V. SOFOM ER..............    159,559      363,037

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
MEXICO -- (Continued)
    Cydsa S.A.B. de C.V...............................      6,129 $     9,652
*   Desarrolladora Homex S.A.B. de C.V................    440,873      14,703
*   Dine S.A.B. de C.V................................      7,300       4,440
    El Puerto de Liverpool S.A.B. de C.V..............    697,035   8,173,641
#*  Empresas ICA S.A.B. de C.V........................  5,115,439   3,231,973
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR.........    615,629   1,569,854
*   Financiera Independencia SAB de C.V. SOFOM ENR....    246,788      68,006
    Fomento Economico Mexicano S.A.B. de C.V..........    396,514   3,597,849
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR...................................    627,285  56,857,112
*   Genomma Lab Internacional S.A.B. de C.V. Class B..  5,175,701   4,818,341
    Gentera S.A.B. de C.V.............................  2,236,572   3,850,582
    Gruma S.A.B. de C.V. Class B......................  1,674,497  21,907,461
    Gruma S.A.B. de C.V. Sponsored ADR................        844      44,116
#*  Grupo Aeromexico S.A.B. de C.V....................    541,100     849,976
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V.............................................  1,493,996   8,294,981
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR........................................        100       4,435
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR.............................................    192,471  15,182,113
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.........................................  1,499,057  11,829,641
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR............................................     64,020   9,578,032
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B.........................................    947,299  14,162,010
#*  Grupo Bimbo S.A.B. de C.V. Series A...............  6,550,460  17,554,623
    Grupo Carso S.A.B. de C.V. Series A1..............  2,465,828  11,188,623
    Grupo Cementos de Chihuahua S.A.B. de C.V.........    211,154     576,619
#   Grupo Comercial Chedraui SA de C.V................  1,854,233   5,142,943
#   Grupo Elektra S.A.B. de C.V.......................    158,016   3,417,755
#*  Grupo Famsa S.A.B. de C.V. Class A................  2,920,643   2,084,555
    Grupo Financiero Banorte S.A.B. de C.V............  8,903,748  47,037,209
    Grupo Financiero Inbursa S.A.B. de C.V............  9,079,839  20,568,759
#   Grupo Financiero Interacciones SA de C.V..........    228,200   1,423,232
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B.........................................  1,881,034   3,357,551
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.....................................    669,690   5,993,726
*   Grupo Gigante S.A.B. de C.V. Series *.............     41,000     104,329
    Grupo Herdez S.A.B. de C.V. Series *..............  1,092,217   2,919,583
    Grupo Industrial Maseca S.A.B. de C.V. Class B....     60,400      84,719
    Grupo Industrial Saltillo S.A.B. de C.V...........     77,099     155,035
#   Grupo KUO S.A.B. de C.V. Series B.................    265,425     395,193
    Grupo Mexico S.A.B. de C.V. Series B.............. 16,907,159  46,180,547
#*  Grupo Pochteca S.A.B. de C.V......................    387,811     355,017
#   Grupo Sanborns S.A.B. de C.V......................    166,307     267,020
#*  Grupo Simec S.A.B. de C.V. Series B...............  1,505,451   4,308,229
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR..........      8,806      75,115
#*  Grupo Sports World S.A.B. de C.V..................    218,149     284,321
    Grupo Televisa S.A.B. Series CPO..................  1,454,373  10,131,192
    Grupo Televisa S.A.B. Sponsored ADR...............  1,819,908  63,441,993
*   Hoteles City Express S.A.B. de C.V................     88,088     128,367
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................  2,265,899   4,401,715
    Industrias Bachoco S.A.B. de C.V. ADR.............     41,850   2,389,217
    Industrias Bachoco S.A.B. de C.V. Series B........    404,013   1,930,737
#*  Industrias CH S.A.B. de C.V. Series B.............  1,815,202   6,421,506
    Industrias Penoles S.A.B. de C.V..................    449,639   6,852,094
#   Infraestructura Energetica Nova S.A.B. de C.V.....  1,315,970   6,403,230
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A...  7,391,289  17,161,094
#*  Maxcom Telecomunicaciones S.A.B. de C.V...........  1,304,709     131,179

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
MEXICO -- (Continued)
    Megacable Holdings S.A.B. de C.V..................    864,586 $  3,505,028
    Mexichem S.A.B. de C.V............................  5,772,885   16,911,105
#*  Minera Frisco S.A.B. de C.V.......................  1,537,894      912,476
*   OHL Mexico S.A.B. de C.V..........................  3,361,029    5,502,805
#   Organizacion Cultiba S.A.B. de C.V................    146,197      189,455
    Organizacion Soriana S.A.B. de C.V. Class B.......  3,382,725    6,739,207
*   Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................  1,492,397   17,118,685
#*  Qualitas Controladora S.A.B. de C.V...............    498,648      852,615
    Rassini S.A.B. de C.V.............................      5,300       20,332
#   TV Azteca S.A.B. de C.V...........................  4,294,215      828,860
#*  Urbi Desarrollos Urbanos S.A.B. de C.V............  1,795,501          135
#*  Vitro S.A.B. de C.V. Series A.....................    214,084      690,915
    Wal-Mart de Mexico S.A.B. de C.V.................. 15,564,573   37,731,713
                                                                  ------------
TOTAL MEXICO..........................................             807,965,316
                                                                  ------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR........................     34,687      273,681
    Cia de Minas Buenaventura SAA ADR.................    156,351    1,113,219
    Credicorp, Ltd....................................    138,188   18,226,997
    Grana y Montero SAA Sponsored ADR.................    144,306      851,405
                                                                  ------------
TOTAL PERU............................................              20,465,302
                                                                  ------------
PHILIPPINES -- (1.6%)
    A Soriano Corp....................................    818,000      122,373
    Aboitiz Equity Ventures, Inc......................  5,013,430    6,413,391
    Aboitiz Power Corp................................  5,395,200    5,153,602
    ACR Mining Corp...................................     11,905        4,659
    Alliance Global Group, Inc........................ 24,746,794   12,223,201
    Alsons Consolidated Resources, Inc................  2,381,000       98,366
*   Atlas Consolidated Mining & Development Corp......  2,979,300      358,247
    Ayala Corp........................................    636,565   10,858,045
    Ayala Land, Inc................................... 19,197,820   15,687,407
    Bank of the Philippine Islands....................  3,087,483    6,407,517
    BDO Unibank, Inc..................................  4,959,759   10,894,459
    Belle Corp........................................ 21,178,700    1,715,021
    Bloomberry Resorts Corp...........................  1,712,500      363,326
    Cebu Air, Inc.....................................  1,507,020    3,066,358
    Cebu Holdings, Inc................................  2,065,000      230,194
    Century Properties Group, Inc.....................  1,153,062       20,933
    China Banking Corp................................    743,148      751,734
    COL Financial Group, Inc..........................    133,700       47,589
    Cosco Capital, Inc................................    844,000      136,520
    D&L Industries, Inc...............................  7,190,800    3,386,694
    DMCI Holdings, Inc................................ 21,093,300    5,486,760
*   East West Banking Corp............................    628,800      297,768
    EEI Corp..........................................  2,770,600      595,467
    Emperador, Inc....................................    224,600       43,246
*   Empire East Land Holdings, Inc.................... 22,778,000      428,695
    Energy Development Corp........................... 69,752,800   10,927,286
    Filinvest Development Corp........................     89,300        8,095

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
    Filinvest Land, Inc............................... 119,391,687 $  4,934,447
    First Gen Corp....................................  10,370,400    5,863,081
    First Philippine Holdings Corp....................   2,071,530    3,750,472
    Globe Telecom, Inc................................     139,455    7,867,289
    GT Capital Holdings, Inc..........................       7,035      215,437
    Integrated Micro-Electronics, Inc.................     179,700       23,939
    International Container Terminal Services, Inc....   3,409,362    8,188,027
    JG Summit Holdings, Inc...........................   3,221,460    5,101,522
    Jollibee Foods Corp...............................   1,807,587    7,505,896
    Leisure & Resorts World Corp......................   1,278,020      290,087
*   Lepanto Consolidated Mining Co....................  30,246,517      141,625
    Lopez Holdings Corp...............................  15,889,200    2,504,384
    LT Group, Inc.....................................   5,391,400    1,750,793
    Manila Electric Co................................     758,280    4,953,656
    Manila Water Co., Inc.............................   6,241,200    3,406,847
*   Megawide Construction Corp........................   1,503,970      202,845
    Megaworld Corp.................................... 105,264,600   10,904,639
*   Metro Pacific Corp. Series A......................     225,000           --
    Metro Pacific Investments Corp....................  56,547,800    5,997,190
    Metropolitan Bank & Trust Co......................   3,862,745    7,457,134
    Pepsi-Cola Products Philippines, Inc..............   9,900,791    1,033,159
    Petron Corp.......................................   1,677,700      366,644
    Philex Mining Corp................................     770,250       90,662
*   Philex Petroleum Corp.............................      75,900        2,721
    Philippine Long Distance Telephone Co.............     196,050   12,423,569
    Philippine Long Distance Telephone Co. Sponsored
      ADR.............................................     172,187   11,080,233
*   Philippine National Bank..........................   1,815,903    2,520,766
    Philippine Stock Exchange, Inc. (The).............      84,552      572,998
*   Philtown Properties, Inc..........................      16,675           --
    Philweb Corp......................................   2,367,040      976,803
    Phoenix Petroleum Philippines, Inc................     986,570       73,143
    Puregold Price Club, Inc..........................   3,375,100    2,731,025
    RFM Corp..........................................   6,077,300      571,670
    Rizal Commercial Banking Corp.....................   1,931,445    1,662,285
    Robinsons Land Corp...............................  11,152,350    6,862,732
    Robinsons Retail Holdings, Inc....................     717,130    1,183,141
    San Miguel Corp...................................   2,062,980    2,538,682
    San Miguel Pure Foods Co., Inc....................       6,360       22,950
    Security Bank Corp................................   1,780,078    5,792,124
    Semirara Mining and Power Corp....................   1,561,150    4,077,940
    SM Investments Corp...............................     760,977   14,861,761
    SM Prime Holdings, Inc............................  21,637,190   10,139,381
*   Top Frontier Investment Holdings, Inc.............     153,057      266,869
    Trans-Asia Oil & Energy Development Corp..........  12,840,000      600,547
    Travellers International Hotel Group, Inc.........   2,557,600      298,070
    Union Bank of the Philippines.....................   1,395,352    1,810,509
    Universal Robina Corp.............................   3,091,440   12,937,174
    Vista Land & Lifescapes, Inc......................  33,355,400    5,162,736
                                                                   ------------
TOTAL PHILIPPINES.....................................              277,446,557
                                                                   ------------
POLAND -- (1.8%)
    AB SA.............................................       2,455       26,917
    ABC Data SA.......................................      81,105       72,800

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
POLAND -- (Continued)
    Action SA.........................................    17,727 $   160,904
*   Agora SA..........................................   173,183     531,134
*   Alior Bank SA.....................................   182,360   4,183,521
    Amica Wronki SA...................................    11,476     530,625
*   AmRest Holdings SE................................    45,983   2,104,169
    Apator SA.........................................    29,694     328,440
    Asseco Poland SA..................................   519,500   7,932,402
    ATM SA............................................    24,831      63,130
    Bank Handlowy w Warszawie SA......................   190,242   4,677,341
#*  Bank Millennium SA................................ 2,826,235   4,611,229
    Bank Pekao SA.....................................   433,434  18,285,557
#*  Bank Zachodni WBK SA..............................    93,906   7,487,978
*   Bioton SA.........................................   313,879     591,530
    Boryszew SA....................................... 1,497,391   2,371,650
    Budimex SA........................................    66,957   3,290,058
    CCC SA............................................   110,181   5,633,756
#*  CD Projekt Red SA.................................   522,669   3,675,402
*   Ciech SA..........................................   274,143   5,122,622
*   Colian Holding SA.................................    52,481      58,734
*   ComArch SA........................................     8,325     293,080
*   Cyfrowy Polsat SA.................................   604,924   3,702,855
    Dom Development SA................................     9,946     137,303
*   Echo Investment SA................................   112,091     196,133
*   Eko Export SA.....................................    30,626     113,544
*   Elektrobudowa SA..................................     2,716      98,397
    Emperia Holding SA................................    61,148   1,182,502
#   Enea SA...........................................   806,347   3,151,334
    Energa SA.........................................   153,180     826,353
    Eurocash SA.......................................   616,280   7,083,359
    Fabryki Mebli Forte SA............................    68,934   1,078,216
*   Famur SA..........................................   111,442      48,597
*   Farmacol SA.......................................    36,912     492,216
    Firma Oponiarska Debica SA........................    10,995     221,940
*   Getin Holding SA.................................. 1,773,704     748,162
*   Getin Noble Bank SA............................... 3,967,082   1,270,948
*   Grupa Azoty SA....................................   150,295   3,382,659
    Grupa Azoty Zaklady Chemiczne Police SA...........    17,834     110,775
    Grupa Kety SA.....................................    33,491   2,697,907
*   Grupa Lotos SA....................................   850,166   7,107,172
#*  Hawe SA........................................... 1,003,528     355,782
*   Impexmetal SA.....................................   860,084     705,373
    ING Bank Slaski SA................................   128,644   4,274,802
#*  Integer.pl SA.....................................    11,872     422,713
    Inter Cars SA.....................................     8,990     588,833
#*  Jastrzebska Spolka Weglowa SA.....................   155,924     489,487
    Kernel Holding SA.................................   290,241   3,362,295
    KGHM Polska Miedz SA.............................. 1,123,754  28,240,371
    Kopex SA..........................................   146,978     280,354
    KRUK SA...........................................    28,230   1,299,704
*   LC Corp. SA.......................................   590,468     316,711
    Lentex SA.........................................    43,691      90,840
#   LPP SA............................................     2,925   5,972,747
#   Lubelski Wegiel Bogdanka SA.......................   231,354   3,211,899

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
POLAND -- (Continued)
#*  mBank SA..........................................     73,641 $  7,380,711
*   MCI Management SA.................................    140,923      487,942
*   Midas SA..........................................    979,855      163,316
*   Mostostal Zabrze SA...............................    324,876      177,552
    Netia SA..........................................  1,657,983    2,484,544
    Neuca SA..........................................     14,961    1,184,869
    Orange Polska SA..................................  3,401,731    7,330,505
    Orbis SA..........................................     65,350    1,024,189
    Pelion SA.........................................     30,487      567,126
*   Pfleiderer Grajewo SA.............................     60,652      402,083
    PGE Polska Grupa Energetyczna SA..................  4,002,917   18,805,913
*   Polnord SA........................................    144,214      391,113
*   Polski Koncern Miesny Duda SA.....................     26,313       42,395
#   Polski Koncern Naftowy Orlen SA...................  1,746,506   35,222,134
    Polskie Gornictwo Naftowe i Gazownictwo SA........  5,378,229    8,962,849
    Powszechna Kasa Oszczednosci Bank Polski SA.......  3,572,183   27,658,865
    Powszechny Zaklad Ubezpieczen SA..................    157,481   17,995,853
*   Rafako SA.........................................    371,320      678,398
*   Stalexport Autostrady SA..........................    312,145      276,697
    Stalprodukt SA....................................      5,080      590,623
*   Sygnity SA........................................     57,819      139,658
#   Synthos SA........................................  3,267,817    4,083,012
    Tauron Polska Energia SA..........................  7,302,120    7,337,408
#*  Trakcja SA........................................    331,047      812,096
    TVN SA............................................    935,745    4,924,082
#*  Vistula Group SA..................................    378,447      240,847
    Warsaw Stock Exchange.............................    144,528    1,872,148
    Wawel SA..........................................        252       83,985
#   Zespol Elektrowni Patnow Adamow Konin SA..........     28,974      148,465
                                                                  ------------
TOTAL POLAND..........................................             306,764,640
                                                                  ------------
RUSSIA -- (1.2%)
    Etalon Group, Ltd. GDR............................    538,300    1,021,226
    Eurasia Drilling Co., Ltd. GDR....................    384,854    6,005,583
    Gazprom PAO Sponsored ADR......................... 11,233,266   51,641,874
*   Globaltrans Investment P.L.C......................    193,097      694,184
    Lukoil PJSC Sponsored ADR.........................    773,408   31,847,821
    Magnitogorsk Iron & Steel Works OJSC GDR..........    671,123    2,721,496
*   Mail.ru Group, Ltd. GDR...........................     75,188    1,407,501
*   Mechel Sponsored ADR..............................    491,339      478,515
    MegaFon PJSC GDR..................................     19,826      245,332
    MMC Norilsk Nickel PJSC ADR.......................    532,298    8,212,087
    Novolipetsk Steel OJSC GDR........................    306,993    4,030,697
    O'Key Group SA GDR................................     71,285      191,400
    Phosagro OAO GDR..................................    124,624    1,691,814
    PIK Group GDR.....................................    664,097    1,739,308
    Rosneft OAO GDR...................................  2,636,416   10,115,657
    Rostelecom PJSC Sponsored ADR.....................    139,327    1,148,576
    RusHydro JSC ADR..................................  4,620,376    4,115,900
    Sberbank of Russia Sponsored ADR..................  3,881,153   19,094,989
    Severstal PAO GDR.................................    753,880    8,491,767
    Tatneft OAO Sponsored ADR.........................    857,195   25,098,766
    TMK OAO GDR.......................................     80,338      311,456

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
RUSSIA -- (Continued)
    VimpelCom, Ltd....................................  1,213,174 $  7,012,146
    VTB Bank JSC GDR(46630Q202).......................      9,793       23,082
    VTB Bank JSC GDR(B1W7FX909).......................  5,801,887   13,629,549
*   X5 Retail Group NV GDR............................    312,682    5,578,101
                                                                  ------------
TOTAL RUSSIA..........................................             206,548,827
                                                                  ------------
SOUTH AFRICA -- (8.1%)
    Abdee RF, Ltd.....................................    100,090      270,752
*   Adcock Ingram Holdings, Ltd.......................    567,178    2,248,923
    Adcorp Holdings, Ltd..............................    283,996      716,004
    Advtech, Ltd......................................  1,451,933    1,405,395
    Aeci, Ltd.........................................    808,146    6,913,995
#*  African Bank Investments, Ltd.....................  4,779,215       21,950
    African Oxygen, Ltd...............................    496,309      508,988
    African Rainbow Minerals, Ltd.....................    782,631    4,299,385
    Allied Electronics Corp., Ltd.....................    118,970       87,188
*   Anglo American Platinum, Ltd......................    272,837    5,677,461
*   AngloGold Ashanti, Ltd............................     78,271      476,276
*   AngloGold Ashanti, Ltd. Sponsored ADR.............  3,582,695   21,926,093
#*  ArcelorMittal South Africa, Ltd...................    898,027    1,037,150
    Ascendis Health, Ltd..............................     22,497       28,218
    Aspen Pharmacare Holdings, Ltd....................    982,877   28,781,317
#   Assore, Ltd.......................................    117,644      784,746
    Astral Foods, Ltd.................................    336,155    4,445,277
*   Attacq, Ltd.......................................    237,724      413,601
*   Aveng, Ltd........................................  2,762,025    1,405,082
    AVI, Ltd..........................................  3,043,775   19,185,461
#   Barclays Africa Group, Ltd........................  1,448,723   21,298,263
    Barloworld, Ltd...................................  1,994,220   14,148,418
    Bidvest Group, Ltd. (The).........................  1,890,190   45,898,603
    Blue Label Telecoms, Ltd..........................  1,437,634      998,533
*   Brait SE..........................................    717,133    8,656,513
    Business Connexion Group, Ltd.....................    425,980      210,116
    Capitec Bank Holdings, Ltd........................    251,268    9,252,570
    Cashbuild, Ltd....................................    178,683    4,265,042
    Caxton and CTP Publishers and Printers, Ltd.......    433,083      719,301
    City Lodge Hotels, Ltd............................    235,346    2,628,529
    Clicks Group, Ltd.................................  1,990,027   15,144,958
    Clover Industries, Ltd............................    198,347      283,160
*   Consolidated Infrastructure Group, Ltd............    120,884      295,847
    Coronation Fund Managers, Ltd.....................  1,480,633    9,056,760
    DataTec, Ltd......................................  1,412,340    7,606,877
    Discovery, Ltd....................................  1,939,022   20,776,334
    Distell Group, Ltd................................    144,866    1,955,020
    Distribution and Warehousing Network, Ltd.........    162,578       80,974
#   DRDGOLD, Ltd......................................  2,032,518      264,467
    DRDGOLD, Ltd. Sponsored ADR.......................      4,569        5,803
    EOH Holdings, Ltd.................................    676,183    9,203,274
*   Eqstra Holdings, Ltd..............................  1,245,012      221,981
*   Evraz Highveld Steel and Vanadium, Ltd............     35,483        4,628
#   Exxaro Resources, Ltd.............................    721,739    4,263,480
#   Famous Brands, Ltd................................    508,488    5,182,794
    FirstRand, Ltd.................................... 11,314,714   48,880,100

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SOUTH AFRICA -- (Continued)
    Foschini Group, Ltd. (The)........................ 1,556,266 $ 17,682,973
    Gold Fields, Ltd..................................   874,511    2,389,023
    Gold Fields, Ltd. Sponsored ADR................... 7,146,913   19,725,480
    Grand Parade Investments, Ltd.....................   826,965      396,058
    Grindrod, Ltd..................................... 3,151,859    3,326,727
    Group Five, Ltd...................................   658,427    1,223,478
#*  Harmony Gold Mining Co., Ltd...................... 1,335,694    1,269,458
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR....... 2,973,285    2,967,041
    Holdsport, Ltd....................................    61,708      250,354
*   Howden Africa Holdings, Ltd.......................    15,743       34,196
    Hudaco Industries, Ltd............................   201,647    2,017,977
    Hulamin, Ltd......................................   493,973      207,856
    Iliad Africa, Ltd.................................   329,671      252,347
    Illovo Sugar, Ltd................................. 1,228,354    1,295,685
*   Impala Platinum Holdings, Ltd..................... 2,458,697    8,824,641
    Imperial Holdings, Ltd............................ 1,308,891   17,567,305
    Investec, Ltd..................................... 1,487,394   13,469,300
#   Invicta Holdings, Ltd.............................    81,951      407,738
    JSE, Ltd..........................................   592,636    6,899,733
    KAP Industrial Holdings, Ltd......................   613,811      302,463
#   Kumba Iron Ore, Ltd...............................   236,213    2,020,800
#   Lewis Group, Ltd.................................. 1,129,730    5,122,961
    Liberty Holdings, Ltd.............................   824,654    9,261,813
    Life Healthcare Group Holdings, Ltd............... 5,505,524   16,244,843
    Massmart Holdings, Ltd............................   665,167    7,046,404
    Mediclinic International, Ltd..................... 1,847,529   16,438,055
    Merafe Resources, Ltd............................. 5,033,014      323,868
#   Metair Investments, Ltd...........................   941,123    2,661,217
    Metrofile Holdings, Ltd...........................   113,854       39,712
    MMI Holdings, Ltd................................. 7,527,122   17,514,192
    Mondi, Ltd........................................   786,228   18,813,656
    Mpact, Ltd........................................   922,287    3,283,797
    Mr Price Group, Ltd............................... 1,330,379   26,494,223
    MTN Group, Ltd.................................... 9,716,636  161,769,895
    Murray & Roberts Holdings, Ltd.................... 2,532,257    2,597,836
    Nampak, Ltd....................................... 3,847,187    9,684,598
    Naspers, Ltd. Class N.............................   648,822   90,421,953
#   Nedbank Group, Ltd................................ 1,242,372   24,728,745
    Netcare, Ltd...................................... 7,666,860   24,430,134
*   Northam Platinum, Ltd............................. 2,014,324    5,457,136
    Nu-World Holdings, Ltd............................    23,372       36,860
    Oceana Group, Ltd.................................   251,312    1,985,553
    Omnia Holdings, Ltd...............................   440,521    6,091,015
    Peregrine Holdings, Ltd........................... 1,465,129    3,830,199
    Petmin, Ltd.......................................   187,477       19,503
    Pick n Pay Stores, Ltd............................ 1,932,880    9,038,222
*   Pinnacle Holdings, Ltd............................   949,416      909,355
    Pioneer Foods, Ltd................................   550,538    8,615,455
#   PPC, Ltd.......................................... 3,482,062    6,194,261
    PSG Group, Ltd....................................   583,744    9,213,620
*   Quantum Foods Holdings, Ltd.......................   427,167      110,085
    Raubex Group, Ltd.................................   589,120      855,306
    RCL Foods, Ltd....................................   165,246      222,846

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH AFRICA -- (Continued)
    Reunert, Ltd...................................... 1,030,218 $    5,143,709
*   Royal Bafokeng Platinum, Ltd......................   115,564        331,378
    Sanlam, Ltd....................................... 8,305,785     43,879,871
    Santam, Ltd.......................................   139,708      2,363,941
*   Sappi, Ltd........................................ 4,615,272     15,165,671
*   Sappi, Ltd. Sponsored ADR.........................   395,944      1,235,345
    Sasol, Ltd........................................ 1,053,229     36,358,387
#   Sasol, Ltd. Sponsored ADR......................... 1,041,778     35,920,505
    Shoprite Holdings, Ltd............................ 2,109,146     27,988,535
    Sibanye Gold, Ltd................................. 2,956,187      3,852,567
#   Sibanye Gold, Ltd. Sponsored ADR..................   916,723      4,904,468
    Spar Group, Ltd. (The)............................ 1,285,073     20,095,316
    Spur Corp., Ltd...................................   445,199      1,312,520
    Standard Bank Group, Ltd.......................... 5,060,330     60,770,218
*   Stefanutti Stocks Holdings, Ltd...................   186,764         81,196
    Steinhoff International Holdings, Ltd............. 9,623,108     58,181,767
    Sun International, Ltd............................   798,059      7,230,941
*   Super Group, Ltd.................................. 2,674,023      7,485,740
    Telkom SA SOC, Ltd................................ 2,046,937      9,944,866
    Telkom SA SOC, Ltd. Sponsored ADR.................    24,334        471,106
    Tiger Brands, Ltd.................................   730,284     16,415,674
    Tiso Blackstar Group SE...........................    25,131         25,318
    Tongaat Hulett, Ltd...............................   567,569      5,463,543
    Trencor, Ltd......................................   535,437      2,531,731
    Truworths International, Ltd...................... 2,319,702     15,676,605
    Tsogo Sun Holdings, Ltd........................... 1,958,266      3,693,929
#   Vodacom Group, Ltd................................ 1,228,720     14,205,720
    Wilson Bayly Holmes-Ovcon, Ltd....................   406,822      3,066,787
    Woolworths Holdings, Ltd.......................... 4,410,323     34,545,549
#   Zeder Investments, Ltd............................   726,607        495,680
                                                                 --------------
TOTAL SOUTH AFRICA....................................            1,362,762,141
                                                                 --------------
SOUTH KOREA -- (13.7%)
#*  3S Korea Co., Ltd.................................    74,211        144,645
#   Able C&C Co., Ltd.................................    33,759        627,145
#*  Actoz Soft Co., Ltd...............................    24,345      1,064,456
#   Advanced Nano Products Co., Ltd...................     9,941        356,020
#*  Advanced Process Systems Corp.....................    76,585        541,223
    Aekyung Petrochemical Co., Ltd....................     6,450        331,864
#   AfreecaTV Co., Ltd................................    52,478      1,490,656
#*  Agabang&Company...................................   150,357      1,447,866
#   Ahnlab, Inc.......................................     9,053        370,089
#*  AJ Rent A Car Co., Ltd............................    64,220        798,465
    AK Holdings, Inc..................................    16,771      1,321,259
#*  ALUKO Co., Ltd....................................   153,442      1,051,929
#*  Aminologics Co., Ltd..............................   102,326        119,996
    Amorepacific Corp.................................    72,020     25,389,812
    AMOREPACIFIC Group................................   108,040     18,025,447
#*  Amotech Co., Ltd..................................    50,218        741,793
#*  Anam Electronics Co., Ltd.........................   248,480        245,357
#   Anapass, Inc......................................    45,528        399,045
#   Asia Cement Co., Ltd.(6057152)....................    13,715      1,619,179
#   Asia Cement Co., Ltd.(BGCB6C6)....................     5,860        575,420
    Asia Paper Manufacturing Co., Ltd.................    33,653        622,088

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
*   Asiana Airlines, Inc..............................   547,792 $ 2,787,189
    AtlasBX Co., Ltd..................................    36,936   1,124,941
#*  AUK Corp..........................................   178,670     336,332
#   Autech Corp.......................................    47,374     257,999
    Avaco Co., Ltd....................................    40,816     115,047
#   Baiksan Co., Ltd..................................    58,010     255,973
#*  Basic House Co., Ltd. (The).......................    50,395     611,199
#*  BH Co., Ltd.......................................    93,670     468,495
#*  BHI Co., Ltd......................................    48,177     176,130
#*  BI EMT Co., Ltd...................................    53,654      91,475
#   Binggrae Co., Ltd.................................    19,901   1,398,234
#   Bioland, Ltd......................................    36,801   1,034,065
    Bixolon Co., Ltd..................................     1,329      16,343
#   Bluecom Co., Ltd..................................    62,198     918,471
    BNK Financial Group, Inc.......................... 1,046,596  12,303,022
    Bookook Securities Co., Ltd.......................     5,240      77,472
#*  Boryung Medience Co., Ltd.........................    19,297     515,867
#   Boryung Pharmaceutical Co., Ltd...................    21,804   1,276,566
#*  Bosung Power Technology Co., Ltd..................   115,748     292,521
#   Bukwang Pharmaceutical Co., Ltd...................    64,053   1,451,629
    Busan City Gas Co., Ltd...........................       449      13,941
    BYC Co., Ltd......................................       226      65,012
#   Byucksan Corp.....................................   159,230   1,401,322
#*  CammSys Corp......................................   227,242     353,720
#*  Capro Corp........................................   209,335     521,666
#*  Celltrion Pharm, Inc..............................    68,218     921,770
#*  Celltrion, Inc....................................   148,629   9,849,222
#*  Chabio & Diostech Co., Ltd........................    78,076   1,054,995
*   Chadiostech Co., Ltd..............................    29,432      83,466
#*  Charm Engineering Co., Ltd........................    77,090      35,328
#*  Cheil Worldwide, Inc..............................   386,364   6,326,783
#*  Chemtronics Co., Ltd..............................    73,119     443,598
#*  Chin Hung International, Inc......................   113,574     263,967
#*  China Great Star International, Ltd...............   481,525     978,724
#*  China Ocean Resources Co., Ltd....................   508,933   1,624,265
    Chinyang Holdings Corp............................     3,684      12,454
#*  Choa Pharmaceutical Co............................    69,616     296,248
#   Chokwang Paint, Ltd...............................    30,974     566,035
#   Chong Kun Dang Pharmaceutical Corp................    28,395   1,987,534
#   Chongkundang Holdings Corp........................    14,747   1,246,724
#   Choong Ang Vaccine Laboratory.....................    12,091     190,540
    Chosun Refractories Co., Ltd......................     2,270     199,512
#   CJ CGV Co., Ltd...................................    58,780   5,888,760
    CJ CheilJedang Corp...............................    39,928  14,050,696
    CJ Corp...........................................    68,500  17,938,559
*   CJ E&M Corp.......................................   122,823   7,780,718
#   CJ Freshway Corp..................................     6,226     374,375
    CJ Hellovision Co., Ltd...........................     7,627      83,739
#*  CJ Korea Express Co., Ltd.........................    32,119   4,721,814
    CJ O Shopping Co., Ltd............................    18,875   3,277,249
#*  CJ Seafood Corp...................................    80,851     323,418
#   CKD Bio Corp......................................    24,780     530,697
#*  Com2uSCorp........................................    41,947   4,466,364

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
#   Cosmax BTI, Inc...................................    63,055 $ 4,944,191
#*  CosmoAM&T Co., Ltd................................    40,310      99,508
#*  Cosmochemical Co., Ltd............................    56,863     278,054
    Coway Co., Ltd....................................   149,353  12,468,236
#   Credu Corp........................................     7,828     411,694
#   Crown Confectionery Co., Ltd......................     4,355   2,989,249
#*  CTC BIO, Inc......................................    26,635     543,979
#*  CUROCOM Co., Ltd..................................   171,694     280,938
#   D.I Corp..........................................    90,026     619,661
#   Dae Dong Industrial Co., Ltd......................    66,910     669,919
    Dae Han Flour Mills Co., Ltd......................     6,035   1,208,559
#   Dae Hwa Pharmaceutical Co., Ltd...................    37,069   1,094,027
#   Dae Hyun Co., Ltd.................................   132,460     294,500
#   Dae Won Kang Up Co., Ltd..........................   110,812     455,108
#*  Dae Young Packaging Co., Ltd......................   543,341     545,494
#*  Dae-Il Corp.......................................    82,906     386,212
#*  Daea TI Co., Ltd..................................   226,336     282,142
#*  Daechang Co., Ltd.................................   301,520     228,558
    Daeduck Electronics Co............................   200,830   1,240,275
#   Daeduck GDS Co., Ltd..............................   125,405     972,691
#   Daegu Department Store............................    27,142     359,806
#*  Daehan New Pharm Co., Ltd.........................    22,612     394,000
#   Daehan Steel Co., Ltd.............................    78,732     734,943
    Daekyo Co., Ltd...................................    76,070     608,475
#*  Daekyung Machinery & Engineering Co., Ltd.........   184,410     265,323
#   Daelim Industrial Co., Ltd........................   137,711   8,773,712
#   Daesang Corp......................................   119,806   3,642,770
#   Daesang Holdings Co., Ltd.........................    84,367   1,684,812
#   Daesung Holdings Co., Ltd.........................    22,393     249,061
#   Daewon Pharmaceutical Co., Ltd....................    94,140   1,936,535
#   Daewon San Up Co., Ltd............................    34,902     199,605
#*  Daewoo Engineering & Construction Co., Ltd........   450,241   2,658,623
#   Daewoo International Corp.........................   168,811   2,986,691
    Daewoo Securities Co., Ltd........................   818,317  10,164,024
#   Daewoo Shipbuilding & Marine Engineering Co.,
       Ltd............................................   447,629   2,660,757
    Daewoong Co., Ltd.................................     6,323     440,372
#   Daewoong Pharmaceutical Co., Ltd..................    20,111   1,541,008
*   Dahaam E-Tec Co., Ltd.............................     1,420       4,096
    Daishin Securities Co., Ltd.......................   269,785   2,472,852
#*  Danal Co., Ltd....................................    53,742     430,152
#   Daou Data Corp....................................    73,862   1,115,335
#   Daou Technology, Inc..............................   177,104   4,549,419
#*  Dasan Networks, Inc...............................    98,961     533,838
#   Daum Kakao Corp...................................    37,671   3,886,426
#   Dawonsys Co., Ltd.................................    30,006   1,103,221
#   Dayou Automotive Seat Technology Co., Ltd.........   266,378     491,299
#   DCM Corp..........................................    16,370     246,405
#*  Deutsch Motors, Inc...............................    31,888     120,265
    DGB Financial Group, Inc.......................... 1,047,651  10,052,268
    Digital Chosun Co., Ltd...........................    26,319     103,425
#   Digital Power Communications Co., Ltd.............    56,445     270,408
    Display Tech Co., Ltd.............................     2,703      11,356
    DK UIL Co., Ltd...................................     1,593      14,138

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
#   Dong Ah Tire & Rubber Co., Ltd....................  27,091 $   568,195
#   Dong-A Socio Holdings Co., Ltd....................  14,564   2,175,249
#   Dong-Ah Geological Engineering Co., Ltd...........  30,030     212,798
#   Dong-Il Corp......................................   5,783     391,948
#*  Dongaone Co., Ltd................................. 119,520     279,828
#   Dongbang Transport Logistics Co., Ltd.............  78,710     163,041
*   Dongbu Corp.......................................  35,650      14,715
#*  Dongbu HiTek Co., Ltd............................. 159,392   2,332,489
    Dongbu Insurance Co., Ltd......................... 237,197  11,275,849
    Dongbu Securities Co., Ltd........................ 160,710     773,041
#*  Dongbu Steel Co., Ltd.............................  56,476     165,317
#   Dongil Industries Co., Ltd........................   8,412     540,651
#   Dongjin Semichem Co., Ltd......................... 137,301     738,398
#*  Dongkook Industrial Co., Ltd...................... 137,901     325,562
    DongKook Pharmaceutical Co., Ltd..................  16,907     890,308
    Dongkuk Industries Co., Ltd.......................  33,334      97,287
#*  Dongkuk Steel Mill Co., Ltd....................... 403,948   2,092,688
#   Dongkuk Structures & Construction Co., Ltd........ 176,728     506,328
    Dongsuh Cos Inc...................................  31,424   1,117,813
#   Dongsung Chemical Co., Ltd........................   7,530     143,938
#   DONGSUNG Corp..................................... 120,499     722,266
#*  Dongsung Pharmaceutical Co., Ltd..................  71,092     336,378
*   Dongwha Enterprise Co., Ltd.......................   3,949     207,978
    Dongwha Pharm Co., Ltd............................ 132,694     926,925
#   Dongwon F&B Co., Ltd..............................   7,804   3,086,776
#   Dongwon Industries Co., Ltd.......................   5,655   1,767,066
#   Dongwon Systems Corp..............................  15,467   1,520,659
    Dongyang E&P, Inc.................................  41,607     472,945
#   Doosan Corp.......................................  48,094   4,214,041
#*  Doosan Engine Co., Ltd............................ 192,064     851,309
#   Doosan Engineering & Construction Co., Ltd........  14,950     102,932
#   Doosan Heavy Industries & Construction Co., Ltd... 271,636   4,661,536
#*  Doosan Infracore Co., Ltd......................... 591,275   3,849,124
#*  Dragonfly GF Co., Ltd.............................  36,843     367,839
    DRB Holding Co., Ltd..............................  57,591     639,982
*   Duk San Neolux Co., Ltd...........................   3,115      41,698
#*  Duksan Hi-Metal Co., Ltd..........................  92,252     656,887
#   DuzonBIzon Co., Ltd............................... 116,224   2,120,021
#   DY Corp........................................... 125,901     697,810
#*  DY POWER Corp.....................................  61,824     554,513
#   e Tec E&C, Ltd....................................   2,791     421,527
#   e-LITECOM Co., Ltd................................  50,299     810,036
    E-Mart Co., Ltd...................................  71,216  14,556,189
#*  e-Starco Co., Ltd................................. 273,152     612,696
#   E1 Corp...........................................  13,707     810,019
#   Eagon Industries Co., Ltd.........................  32,830     751,315
#   Easy Bio, Inc..................................... 227,362   1,462,829
#*  Ecopro Co., Ltd...................................  57,703     420,582
#   EG Corp...........................................  24,682     269,368
*   Ehwa Technologies Information Co., Ltd............ 247,196      81,230
#*  ELK Corp.......................................... 112,051     298,721
#*  EMKOREA Co., Ltd..................................  48,875     219,367
#   ENF Technology Co., Ltd...........................  47,412     801,491

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
#   Eo Technics Co., Ltd..............................    37,384 $ 3,652,941
#   Estechpharma Co., Ltd.............................    43,822     906,764
#   Eugene Corp.......................................   316,611   1,691,401
#*  Eugene Investment & Securities Co., Ltd...........   525,975   1,627,479
#   Eugene Technology Co., Ltd........................    86,605   1,097,777
#*  Eusu Holdings Co., Ltd............................    74,591     603,514
#   EVERDIGM Corp.....................................    18,099     194,348
#   F&F Co., Ltd......................................     5,682      83,183
#*  Farmsco...........................................     9,317     153,608
#   Fila Korea, Ltd...................................    39,090   3,422,037
#*  Fine Technix Co., Ltd.............................    83,268     220,854
#*  Finetex EnE, Inc..................................   100,221     267,177
#   Firstec Co., Ltd..................................   151,053     445,064
#*  Flexcom, Inc......................................    59,292     151,407
#*  Foosung Co., Ltd..................................   190,477     670,886
#   Fursys, Inc.......................................    11,270     335,815
#*  Gamevil, Inc......................................    12,824   1,014,259
#   Gaon Cable Co., Ltd...............................    15,900     309,511
#*  GemVax & Kael Co., Ltd............................     4,156     110,345
#*  GeneOne Life Science, Inc.........................    14,088     128,426
#*  Genexine Co., Ltd.................................     2,719     301,779
#*  Genic Co., Ltd....................................    18,663     447,819
    GIIR, Inc.........................................    16,730     128,032
    Global & Yuasa Battery Co., Ltd...................    33,255   1,133,728
#   Global Display Co., Ltd...........................    51,902     198,847
#*  GNCO Co., Ltd.....................................   287,549     337,114
*   Golfzon Co., Ltd..................................    13,289   1,236,085
#   GOLFZONYUWONHOLDINGS Co., Ltd.....................    82,472     815,761
#   Grand Korea Leisure Co., Ltd......................   129,202   3,319,610
#   Green Cross Corp..................................    18,105   3,404,515
#   Green Cross Holdings Corp.........................   114,530   4,023,312
*   Green Non-Life Insurance Co., Ltd.................    14,915          --
#*  GS Engineering & Construction Corp................   350,353   7,838,423
#   GS Global Corp....................................    74,418     454,753
#   GS Holdings Corp..................................   256,119   9,976,548
    GS Home Shopping, Inc.............................     9,149   1,584,981
#   GS retail Co., Ltd................................   105,542   4,714,601
#   Gwangju Shinsegae Co., Ltd........................     2,914     797,560
#   Haesung Industrial Co., Ltd.......................     2,262      40,586
#*  Halla Corp........................................   123,625     497,973
#   Halla Holdings Corp...............................    50,748   2,238,025
#   Halla Visteon Climate Control Corp................   125,612   3,901,105
#   Han Kuk Carbon Co., Ltd...........................   168,975     977,090
    Hana Financial Group, Inc......................... 1,140,149  28,448,325
#   Hana Micron, Inc..................................    99,528     656,584
    Hana Tour Service, Inc............................    41,138   6,118,267
#*  Hanall Biopharma Co., Ltd.........................    17,423     170,841
    Hancom, Inc.......................................    62,303   1,113,027
#   Handok Inc........................................     7,765     213,178
#   Handsome Co., Ltd.................................    81,558   2,770,783
#   Hanil Cement Co., Ltd.............................    20,990   2,268,329
#*  Hanjin Heavy Industries & Construction Co., Ltd...   488,828   1,895,997
#   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd........................................    81,264     523,511

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
#   Hanjin Kal Corp................................... 334,364 $ 8,107,030
#*  Hanjin P&C Co., Ltd............................... 106,545     268,228
#*  Hanjin Shipping Co., Ltd..........................  34,505     149,020
#   Hanjin Transportation Co., Ltd....................  57,741   2,365,259
    Hankook Shell Oil Co., Ltd........................   3,889   1,536,208
#   Hankook Tire Co., Ltd............................. 360,390  12,512,637
    Hankuk Glass Industries, Inc......................   3,770      86,553
#   Hankuk Paper Manufacturing Co., Ltd...............  15,900     488,814
#*  Hanmi Pharm Co., Ltd..............................  26,867   9,241,544
#*  Hanmi Science Co., Ltd............................  76,958   8,594,334
#   Hanmi Semiconductor Co., Ltd......................  50,504     444,619
#   Hansae Co., Ltd...................................  81,159   3,611,744
#   Hansae Yes24 Holdings Co., Ltd....................  78,966   1,877,482
#*  Hanshin Construction..............................   9,448     192,347
#   Hansol Chemical Co., Ltd..........................  47,490   3,382,408
*   Hansol Holdings Co., Ltd.......................... 225,849   1,725,789
#*  Hansol HomeDeco Co., Ltd.......................... 427,135     628,914
    Hansol Logistics Co., Ltd.........................  60,597     254,420
#*  Hansol Paper Co., Ltd............................. 101,456   1,697,766
#*  Hansol Technics Co., Ltd..........................  85,041   1,420,591
#   Hanssem Co., Ltd..................................  31,794   8,083,824
#   Hanwha Chemical Corp.............................. 606,327  10,722,061
    Hanwha Corp....................................... 273,929  11,134,124
#   Hanwha Galleria Timeworld Co., Ltd................   8,569   1,098,093
*   Hanwha General Insurance Co., Ltd................. 199,827   1,096,175
    Hanwha Investment & Securities Co., Ltd........... 378,798   1,869,865
    Hanwha Life Insurance Co., Ltd.................... 805,240   5,734,929
#*  Hanwha Techwin Co., Ltd........................... 165,057   5,374,674
    Hanyang Eng Co., Ltd..............................  59,789     620,418
    Hanyang Securities Co., Ltd.......................  18,020     132,792
#*  Harim Co., Ltd....................................  86,386     330,737
#*  Harim Holdings Co., Ltd........................... 223,722     972,994
#   Heung-A Shipping Co., Ltd......................... 573,851   1,568,289
*   Heungkuk Fire & Marine Insurance Co., Ltd.........  27,667     103,269
#   High Tech Pharm Co., Ltd..........................  22,952     337,070
#   Hite Jinro Co., Ltd............................... 174,665   3,345,168
    Hitejinro Holdings Co., Ltd.......................  52,217     762,485
#   HMC Investment Securities Co., Ltd................ 107,674     977,859
#   Hotel Shilla Co., Ltd............................. 104,917  11,283,624
#*  HS Industries Co., Ltd............................  13,443      48,904
    HS R&A Co., Ltd...................................  21,455     583,537
#   Huchems Fine Chemical Corp........................  90,139   1,756,193
#   Humax Co., Ltd.................................... 105,806   1,490,679
#   Huons Co., Ltd....................................  28,769   2,656,417
    Husteel Co., Ltd..................................  12,333     213,814
#   Huvis Corp........................................  78,065     575,669
#   Huvitz Co., Ltd...................................  25,337     468,910
#   Hwa Shin Co., Ltd................................. 120,271     633,103
    Hwacheon Machine Tool Co., Ltd....................   4,514     255,694
    HwaSung Industrial Co., Ltd.......................  25,464     555,619
#   Hy-Lok Corp.......................................  41,496   1,186,083
    Hyosung Corp...................................... 140,088  17,092,090
#   Hyundai BNG Steel Co., Ltd........................  66,048     588,131

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
#   Hyundai Corp......................................  56,185 $ 1,390,614
    Hyundai Department Store Co., Ltd.................  64,089   8,094,036
    Hyundai Development Co............................ 338,019  20,323,832
#*  Hyundai Elevator Co., Ltd.........................  65,978   4,481,330
#   Hyundai Engineering & Construction Co., Ltd....... 266,825   7,848,482
#   Hyundai Engineering Plastics Co., Ltd............. 111,713     840,712
    Hyundai Glovis Co., Ltd...........................  42,897   7,162,094
#   Hyundai Greenfood Co., Ltd........................ 215,940   4,458,666
#*  Hyundai Heavy Industries Co., Ltd................. 101,252   8,398,508
    Hyundai Home Shopping Network Corp................  24,208   2,533,429
    Hyundai Hy Communications & Networks Co., Ltd..... 188,302     650,546
#   Hyundai Livart Furniture Co., Ltd.................  54,210   2,935,209
#   Hyundai Marine & Fire Insurance Co., Ltd.......... 314,544   8,538,790
#*  Hyundai Merchant Marine Co., Ltd.................. 152,070     813,205
#*  Hyundai Mipo Dockyard Co., Ltd....................  25,099   1,162,251
#   Hyundai Mobis Co., Ltd............................ 153,167  27,943,240
#   Hyundai Motor Co.................................. 364,834  46,476,250
#*  Hyundai Rotem Co., Ltd............................  17,505     262,677
    Hyundai Securities Co., Ltd....................... 832,608   6,114,087
#   Hyundai Steel Co.................................. 330,396  16,493,514
#   Hyundai Wia Corp..................................  82,317   7,546,576
#*  Hyunjin Materials Co., Ltd........................  97,480     175,489
#   HyVision System, Inc..............................  53,429     485,762
*   i-SENS, Inc.......................................     469      22,529
#   ICD Co., Ltd......................................  66,259     363,889
#   Il Dong Pharmaceutical Co., Ltd...................  47,700   1,339,038
#   Iljin Display Co., Ltd............................  39,098     262,536
#   Iljin Electric Co., Ltd........................... 112,942     533,506
#   Iljin Holdings Co., Ltd........................... 106,697     919,872
#*  Iljin Materials Co., Ltd..........................  74,322     438,401
#   Ilshin Spinning Co., Ltd..........................   7,040   1,213,115
#   Ilsung Pharmaceuticals Co., Ltd...................   3,008     302,014
#*  IM Co., Ltd.......................................  67,915     208,852
#   iMarketKorea, Inc.................................  58,045   1,521,895
#   iMBC Co., Ltd.....................................  28,170     120,954
#   InBody Co., Ltd...................................  33,151   1,361,265
    Industrial Bank of Korea.......................... 742,530   8,787,386
*   Infinitt Healthcare Co., Ltd......................   5,286      43,886
#*  Infopia Co., Ltd..................................  36,965     475,630
#*  Infraware, Inc....................................  74,425     293,268
#*  InkTec Co., Ltd...................................  37,888     205,638
#   Innochips Technology, Inc.........................  34,587     328,874
#*  InnoWireless, Inc.................................  22,924     218,776
#*  Innox Corp........................................  77,404     723,515
#*  Insun ENT Co., Ltd................................ 171,874   1,005,959
    Intelligent Digital Integrated Securities Co.,
      Ltd.............................................  24,187     393,901
#*  Interflex Co., Ltd................................  66,746     601,502
    Intergis Co., Ltd.................................  13,600      49,099
#   Interojo Co., Ltd.................................  20,167     687,681
    Interpark Holdings Corp........................... 179,737   1,650,313
#   INTOPS Co., Ltd...................................  39,428     534,862
    Inzi Controls Co., Ltd............................  44,490     190,450
#   INZI Display Co., Ltd............................. 124,958     201,370

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
#   Iones Co., Ltd....................................  10,817 $   217,515
#   IS Dongseo Co., Ltd...............................  49,570   3,486,825
    ISC Co., Ltd......................................     712      26,943
#   ISU Chemical Co., Ltd.............................  67,318     613,367
#   IsuPetasys Co., Ltd............................... 204,745   1,045,325
#   Jahwa Electronics Co., Ltd........................  84,724     822,167
#   JB Financial Group Co., Ltd....................... 480,453   2,635,505
*   Jcontentree Corp.................................. 261,137   1,149,048
#   Jeil Pharmaceutical Co............................  32,320     702,003
*   Jeil Savings Bank.................................   3,200          --
#*  Jeju Semiconductor Corp...........................  17,353     106,710
#*  Jenax, Inc........................................  34,294     228,294
    Jinro Distillers Co., Ltd.........................  10,312     382,848
#   Jinsung T.E.C.....................................  50,070     243,436
    JLS Co., Ltd......................................   7,182      41,361
#*  Joymax Co., Ltd...................................  15,453     318,607
*   Jusung Engineering Co., Ltd....................... 134,948     507,021
#*  JVM Co., Ltd......................................  17,083     825,753
#   JW Holdings Corp.................................. 156,925   1,062,522
#   JW Pharmaceutical Corp............................  55,543   1,450,743
*   JYP Entertainment Corp............................   4,872      21,176
    Kangwon Land, Inc................................. 177,968   6,500,464
#   KB Capital Co., Ltd...............................  59,675   1,190,121
    KB Financial Group, Inc........................... 527,260  16,565,412
    KB Financial Group, Inc. ADR...................... 460,499  14,501,114
    KB Insurance Co., Ltd............................. 266,492   6,422,291
#*  KC Cottrell Co., Ltd..............................  23,085     150,500
#   KC Green Holdings Co., Ltd........................  73,974     538,698
#   KC Tech Co., Ltd.................................. 107,916   1,117,892
#   KCC Corp..........................................  19,339   8,084,404
*   KCO Energy, Inc...................................      70          --
#*  KCP Co., Ltd......................................  72,320   2,378,895
#*  KEC Corp.......................................... 359,677     404,977
#   KEPCO Engineering & Construction Co., Inc.........  35,273     849,651
    KEPCO Plant Service & Engineering Co., Ltd........  76,893   7,724,907
#   Keyang Electric Machinery Co., Ltd................ 140,200     587,605
#*  KEYEAST Co., Ltd.................................. 204,210     765,946
#   KG Chemical Corp..................................  50,978     953,472
    KG Eco Technology Service Co., Ltd................  10,238      39,749
#   KGMobilians Co., Ltd..............................  43,631     728,062
#   KH Vatec Co., Ltd................................. 103,475   1,370,510
    Kia Motors Corp................................... 661,264  24,804,801
    KISCO Corp........................................  20,725     993,719
    KISCO Holdings Co., Ltd...........................   2,565     151,747
#   Kishin Corp.......................................  42,990     268,118
#   KISWIRE, Ltd......................................  42,562   1,897,277
#   KIWOOM Securities Co., Ltd........................  55,729   3,128,542
*   KMH Co., Ltd......................................  54,441     549,120
#*  KMW Co., Ltd......................................  57,687     444,756
#   Koentec Co., Ltd.................................. 307,302     909,194
#   Koh Young Technology, Inc.........................  57,905   2,140,744
#   Kolao Holdings....................................  70,184   1,310,135
#   Kolon Corp........................................  48,109   2,530,955

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
*   Kolon Global Corp.................................  37,038 $   706,191
#   Kolon Industries, Inc............................. 116,412   5,431,124
#   Kolon Life Science, Inc...........................  28,284   4,354,689
#*  Komipharm International Co., Ltd..................  27,643     350,498
#   KONA I Co., Ltd...................................  69,895   2,767,620
#   Kook Soon Dang Brewery Co., Ltd...................  75,718     554,931
    Korea Aerospace Industries, Ltd................... 160,290  13,405,271
    Korea Airport Service Co., Ltd....................   1,131      32,515
    Korea Alcohol Industrial Co., Ltd.................   6,066      46,302
#   Korea Cast Iron Pipe Industries Co., Ltd..........   7,454      94,396
#   Korea Circuit Co., Ltd............................  62,768     452,313
#   Korea District Heating Corp.......................  17,297   1,087,685
    Korea Electric Power Corp......................... 247,906  10,719,188
    Korea Electric Power Corp. Sponsored ADR.......... 494,306  10,652,294
    Korea Electric Terminal Co., Ltd..................  31,550   2,755,732
    Korea Electronic Certification Authority, Inc.....   7,540      25,390
#   Korea Electronic Power Industrial Development
      Co., Ltd........................................  86,951     309,252
#   Korea Export Packaging Industrial Co., Ltd........  11,810     231,926
    Korea Flange Co., Ltd.............................  30,363     409,938
    Korea Gas Corp.................................... 115,557   4,174,407
#*  Korea Information & Communications Co., Ltd.......  77,904   1,351,313
    Korea Investment Holdings Co., Ltd................ 217,740  11,616,005
#   Korea Kolmar Co., Ltd.............................  37,476   3,280,907
#   Korea Kolmar Holdings Co., Ltd....................  33,914   2,192,264
*   Korea Line Corp...................................  34,892     695,165
#   Korea Petro Chemical Ind..........................  21,697   3,353,602
#   Korea United Pharm, Inc...........................  50,469   1,104,247
    Korea Zinc Co., Ltd...............................  23,914  10,103,993
*   Korean Air Lines Co., Ltd.........................  34,159   1,024,813
#   Korean Reinsurance Co............................. 630,192   7,958,805
#   Kortek Corp.......................................  49,472     650,719
    KPX Chemical Co., Ltd.............................   7,243     351,723
#*  KR Motors Co., Ltd................................ 360,460     336,457
#*  KSCB Co., Ltd.....................................   6,588      32,799
*   KT Corp........................................... 152,625   3,987,954
#*  KT Corp. Sponsored ADR............................ 309,798   4,049,060
*   KT Hitel Co., Ltd.................................  45,597     437,210
    KT Skylife Co., Ltd............................... 122,364   2,499,832
#   KT&G Corp......................................... 218,578  20,592,433
#*  KTB Investment & Securities Co., Ltd.............. 334,909   1,147,490
    Kukdo Chemical Co., Ltd...........................  25,353   1,752,530
    Kukdong Oil & Chemicals Co., Ltd..................   2,389      61,751
#*  Kumho Electric Co., Ltd...........................  20,072     309,401
*   Kumho Industrial Co., Ltd.........................   1,414      22,200
#   Kumho Petrochemical Co., Ltd......................  38,059   1,972,240
#*  Kumho Tire Co., Inc............................... 510,785   2,948,430
#   Kumkang Kind Co., Ltd.............................  11,954     951,516
    Kunsul Chemical Industrial Co., Ltd...............  20,884     935,093
    Kwang Dong Pharmaceutical Co., Ltd................ 204,270   2,535,801
#*  Kwang Myung Electric Engineering Co., Ltd......... 213,320     432,729
#*  Kwangju Bank......................................  95,372     619,382
#*  Kyeryong Construction Industrial Co., Ltd.........  21,112     196,192
#   Kyobo Securities Co., Ltd......................... 122,869   1,234,839

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
#   Kyung Dong Navien Co., Ltd........................    28,390 $   803,055
#   Kyung-In Synthetic Corp...........................   102,540     395,622
#   Kyungbang, Ltd....................................     4,926   1,011,541
#   Kyungchang Industrial Co., Ltd....................   101,711     567,386
#   KyungDong City Gas Co., Ltd.......................    10,611   1,006,078
#   Kyungdong Pharm Co., Ltd..........................    32,976     686,477
#   L&F Co., Ltd......................................    43,180     271,116
#*  LB Semicon, Inc...................................   171,662     226,164
#   LEENO Industrial, Inc.............................    49,719   1,966,599
#   LF Corp...........................................   113,664   3,398,525
    LG Chem, Ltd......................................   141,746  30,305,829
    LG Corp...........................................   373,912  18,562,048
#   LG Display Co., Ltd...............................   904,081  17,088,761
    LG Display Co., Ltd. ADR..........................   839,745   8,036,360
#   LG Electronics, Inc...............................   598,596  20,755,090
#   LG Hausys, Ltd....................................    38,908   5,904,365
#   LG Household & Health Care, Ltd...................    23,769  17,405,563
#   LG Innotek Co., Ltd...............................    81,849   5,734,070
#   LG International Corp.............................   209,308   5,165,389
#*  LG Life Sciences, Ltd.............................    35,554   2,142,962
    LG Uplus Corp..................................... 1,225,034  12,100,936
#*  LIG Invenia Co., Ltd..............................    14,255      39,131
#*  LiHOM-CUCHEN Co., Ltd.............................    28,238     404,210
#   LMS Co., Ltd......................................    35,029     354,793
#   Lock & Lock Co., Ltd..............................   106,330   1,287,786
    Loen Entertainment, Inc...........................     1,134      86,696
    Lotte Chemical Corp...............................    66,281  14,760,296
    Lotte Chilsung Beverage Co., Ltd..................     3,758   7,263,692
    Lotte Confectionery Co., Ltd......................     3,283   5,488,998
#   Lotte Food Co., Ltd...............................     3,536   2,759,364
#   LOTTE Himart Co., Ltd.............................    42,730   2,341,042
#*  Lotte Non-Life Insurance Co., Ltd.................   278,639     751,617
    Lotte Shopping Co., Ltd...........................    45,229   9,747,095
    LS Corp...........................................    90,304   3,032,337
    LS Industrial Systems Co., Ltd....................    73,444   3,284,667
#   Lumens Co., Ltd...................................   354,373   1,102,917
#   Macquarie Korea Infrastructure Fund............... 1,417,579   9,571,369
#*  Macrogen, Inc.....................................    18,455     677,766
#   Maeil Dairy Industry Co., Ltd.....................    35,762   1,164,334
#   Mando Corp........................................    37,915   3,617,893
    Mcnex Co., Ltd....................................     1,526      45,041
#   MDS Technology Co., Ltd...........................     8,868     213,690
#*  Medifron DBT Co., Ltd.............................    57,969     217,510
#*  Medipost Co., Ltd.................................    11,985   1,123,438
    Medy-Tox, Inc.....................................    25,265  11,468,863
#   MegaStudy Co., Ltd................................    16,780     524,297
#*  MegaStudyEdu Co., Ltd.............................     8,879     563,806
#*  Melfas, Inc.......................................   109,335     364,684
#   Meritz Finance Group, Inc.........................   204,968   2,798,434
#   Meritz Fire & Marine Insurance Co., Ltd...........   407,356   5,654,050
#   Meritz Securities Co., Ltd........................ 1,025,050   5,116,860
#   Mi Chang Oil Industrial Co., Ltd..................     2,230     136,748
#   Mirae Asset Securities Co., Ltd...................   162,174   6,111,009

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
#*  Mirae Corp........................................ 1,324,718 $   433,423
*   Miwon Chemicals Co., Ltd..........................     1,485      59,887
*   Miwon Commercial Co., Ltd.........................       456      70,282
*   Miwon Specialty Chemical Co., Ltd.................       988     253,135
#   MK Electron Co., Ltd..............................    82,406     532,878
#*  MNTech Co., Ltd...................................   108,612     520,342
#   Modetour Network, Inc.............................    37,426   1,254,942
#*  Monalisa Co., Ltd.................................    28,400     116,440
    Moorim P&P Co., Ltd...............................   183,971     993,917
#*  Moorim Paper Co., Ltd.............................   138,111     511,185
    Motonic Corp......................................    49,880     498,316
#*  Muhak Co., Ltd....................................    25,590   1,173,065
#   Namhae Chemical Corp..............................   119,110   1,160,231
#*  Namsun Aluminum Co., Ltd..........................   195,881     187,328
#   Namyang Dairy Products Co., Ltd...................     1,115     703,884
    Nanos Co., Ltd....................................     1,495      13,084
#*  Naturalendo Tech Co., Ltd.........................    44,220     891,845
    NAVER Corp........................................    60,144  26,901,301
#   NCSoft Corp.......................................    56,933  10,676,682
#*  Neowiz Games Corp.................................    71,829   1,324,557
#*  NEOWIZ HOLDINGS Corp..............................    29,940     516,442
#*  NEPES Corp........................................   140,292     795,671
#   Nexen Corp........................................    20,820   1,549,372
#   Nexen Tire Corp...................................   226,107   2,705,304
#*  Nexolon Co., Ltd..................................    31,972      38,852
#*  Nexon GT Co., Ltd.................................    83,827   1,029,597
#   NH Investment & Securities Co., Ltd...............   860,511   8,001,500
#*  NHN Entertainment Corp............................    29,120   1,411,910
#   NICE Holdings Co., Ltd............................    66,523   1,264,132
    NICE Information Service Co., Ltd.................   190,086   1,994,749
#   NK Co., Ltd.......................................   107,504     625,087
#   Nong Shim Holdings Co., Ltd.......................    10,799   1,151,411
#   Nong Woo Bio Co., Ltd.............................    14,772     283,904
#   NongShim Co., Ltd.................................    14,384   3,822,730
    Noroo Holdings Co., Ltd...........................     9,220     258,381
#   NOROO Paint & Coatings Co., Ltd...................    57,865     816,858
    NPC...............................................    83,760     451,273
#   OCI Co., Ltd......................................    75,209   6,234,851
    OCI Materials Co., Ltd............................    32,495   3,693,279
    Opto Device Technology Co., Ltd...................     2,808      22,858
#*  OPTRON-TEC, Inc...................................   110,759     497,794
#*  Orientbio, Inc....................................   408,758     497,358
    Orion Corp........................................    10,453  10,332,885
#*  OSANGJAIEL Co., Ltd...............................    35,202     522,741
#*  Osstem Implant Co., Ltd...........................    45,559   2,328,941
#*  Osung LST Co., Ltd................................    19,853      10,160
#   Ottogi Corp.......................................     5,413   3,813,128
#*  Paik Kwang Industrial Co., Ltd....................   135,390     319,763
#*  Pan Ocean Co., Ltd................................    23,092      85,647
#   Pan-Pacific Co., Ltd..............................   124,265     433,513
    Pang Rim Co., Ltd.................................     5,145     143,078
#*  PaperCorea, Inc...................................   715,781     587,658
#   Paradise Co., Ltd.................................   102,191   2,066,947

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
SOUTH KOREA -- (Continued)
#   Partron Co., Ltd.................................. 322,056 $  2,229,032
*   Paru Co., Ltd.....................................  35,068      122,209
#*  Pharmicell Co., Ltd............................... 154,381      846,677
#   POSCO.............................................  31,634    5,272,463
#   POSCO ADR......................................... 507,145   21,056,660
#   POSCO Chemtech Co., Ltd........................... 109,580    1,062,180
*   POSCO Coated & Color Steel Co., Ltd...............   3,334       48,655
#   Posco ICT Co., Ltd................................ 258,264    1,119,676
#*  Posco M-Tech Co., Ltd.............................  96,658      200,685
#*  Posco Plantec Co., Ltd............................  39,661       58,981
#*  Power Logics Co., Ltd............................. 152,357      515,691
#   PSK, Inc..........................................  60,231      563,842
#   Pulmuone Co., Ltd.................................   6,402    1,286,869
#   Pyeong Hwa Automotive Co., Ltd....................  76,900      711,642
#*  Redrover Co., Ltd.................................  52,765      618,493
#   Reyon Pharmaceutical Co., Ltd.....................  10,903      332,717
#   RFsemi Technologies, Inc..........................  20,093      121,036
#   RFTech Co., Ltd...................................  51,342      287,483
#   Romanson Co., Ltd.................................  27,489      349,905
#*  S&C Engine Group, Ltd............................. 242,943      332,805
#   S&T Corp..........................................   9,037      162,490
#   S&T Dynamics Co., Ltd............................. 164,695    1,637,170
    S&T Holdings Co., Ltd.............................  32,954      652,515
    S&T Motiv Co., Ltd................................  49,646    2,705,864
#   S-1 Corp..........................................  45,985    3,317,031
*   S-Connect Co., Ltd................................  10,611       11,282
#   S-Energy Co., Ltd.................................  46,917      302,506
#*  S-MAC Co., Ltd....................................  97,200      649,276
#   S-Oil Corp........................................ 158,598    8,526,070
#   Saeron Automotive Corp............................   3,180       24,075
#*  Sajo Industries Co., Ltd..........................  14,513    1,240,883
    Sam Young Electronics Co., Ltd....................  52,430      619,196
#   Sam Yung Trading Co., Ltd.........................  54,588      929,491
*   Sambu Construction Co., Ltd.......................   1,421        7,775
#   Samchully Co., Ltd................................  14,078    1,508,185
    Samchuly Bicycle Co., Ltd.........................     957       19,996
#   Samho Development Co., Ltd........................  62,740      183,088
*   Samho International Co., Ltd......................  10,561      229,030
#   SAMHWA Paints Industrial Co., Ltd.................  42,710      746,679
#   Samick Musical Instruments Co., Ltd............... 283,360    1,121,291
    Samick THK Co., Ltd...............................  54,384      372,679
#   Samjin Pharmaceutical Co., Ltd....................  51,035    1,304,586
#   Samkwang Glass....................................  15,805    1,342,603
#   Samlip General Foods Co., Ltd.....................  12,050    3,580,430
    Samsung C&T Corp.................................. 478,605   23,069,197
    Samsung Card Co., Ltd.............................  43,208    1,428,599
    Samsung Climate Control Co., Ltd..................   4,190       37,569
#   Samsung Electro-Mechanics Co., Ltd................ 313,142   14,522,462
    Samsung Electronics Co., Ltd...................... 369,094  374,466,521
#*  Samsung Engineering Co., Ltd......................  67,263    1,682,334
    Samsung Fine Chemicals Co., Ltd................... 126,144    3,710,197
    Samsung Fire & Marine Insurance Co., Ltd.......... 118,493   28,345,640
#   Samsung Heavy Industries Co., Ltd................. 601,450    7,102,841

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
    Samsung Life Insurance Co., Ltd...................   142,020 $12,982,892
#   Samsung SDI Co., Ltd..............................   242,672  17,819,253
    Samsung Securities Co., Ltd.......................   306,341  13,801,912
#*  SAMT Co., Ltd.....................................    98,047     180,077
#   Samwha Capacitor Co., Ltd.........................    11,760      51,010
#   Samyang Foods Co., Ltd............................    20,187     381,002
    Samyang Genex Co., Ltd............................     1,871     303,301
#   Samyang Holdings Corp.............................    22,808   3,743,292
#   Samyang Tongsang Co., Ltd.........................     6,139     610,734
#*  Samyoung Chemical Co., Ltd........................   158,910     243,420
#*  Sangbo Corp.......................................    84,102     340,617
#*  Sansung Life & Science Co., Ltd...................    20,816   1,316,663
#*  Sapphire Technology Co., Ltd......................    28,245     352,897
#   Satrec Initiative Co., Ltd........................     9,732     214,201
#   Savezone I&C Corp.................................    72,048     379,100
*   SBI Investment Korea Co., Ltd.....................    23,452      18,573
    SBS Contents Hub Co., Ltd.........................    35,226     443,896
#   SBS Media Holdings Co., Ltd.......................   264,240     825,783
#*  SBW...............................................   311,730     343,280
    Seah Besteel Corp.................................    99,901   2,831,605
    SeAH Holdings Corp................................     3,991     680,455
#   SeAH Steel Corp...................................    21,457   1,257,478
    Sebang Co., Ltd...................................    62,169     978,791
#*  Seegene, Inc......................................    32,732   1,650,446
#   Sejong Industrial Co., Ltd........................    72,784     638,309
    Sekonix Co., Ltd..................................     1,416      21,125
#   Sempio Foods Co...................................    11,951     707,486
#*  Seobu T&D.........................................    60,550   1,386,783
#   Seohan Co., Ltd...................................   251,092     585,597
#*  Seohee Construction Co., Ltd...................... 1,041,586   1,183,693
#*  Seoul Semiconductor Co., Ltd......................   185,172   2,507,169
*   Seowon Co., Ltd...................................    55,740      61,826
#   SEOWONINTECH Co., Ltd.............................    66,219     658,232
    Seoyon Co., Ltd...................................   107,216   1,089,394
*   Seshin Co., Ltd...................................     2,000          --
#*  Sewon Cellontech Co., Ltd.........................   136,564     722,824
    Sewon Precision Industry Co., Ltd.................     3,885      83,330
#   SEWOONMEDICAL Co., Ltd............................    98,123     514,772
#   SFA Engineering Corp..............................    36,376   1,305,863
#*  SG Corp........................................... 1,045,946     771,432
#   SH Energy & Chemical Co., Ltd.....................   428,820     622,658
#   Shin Poong Pharmaceutical Co., Ltd................   166,622     693,281
    Shinhan Financial Group Co., Ltd..................   587,965  21,041,580
#   Shinhan Financial Group Co., Ltd. ADR.............   383,922  13,790,478
#*  Shinil Industrial Co., Ltd........................   214,068     274,461
    Shinsegae Co., Ltd................................    44,772   7,959,811
*   Shinsegae Engineering & Construction Co., Ltd.....       371      18,904
    Shinsegae Information & Communication Co., Ltd....     4,620     699,827
#   Shinsegae International Co., Ltd..................    11,730   1,376,136
#*  Shinsung Solar Energy Co., Ltd....................   294,793     316,161
#*  Shinsung Tongsang Co., Ltd........................   565,911     757,216
*   Shinwha Intertek Corp.............................    40,590      88,520
#*  Shinwon Corp......................................   185,661     272,401

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
#   Shinyoung Securities Co., Ltd.....................    11,600 $   531,034
#*  SHOWBOX Corp......................................    23,664     172,401
#*  Signetics Corp....................................   278,865     357,682
#   SIGONG TECH Co., Ltd..............................    58,961     351,940
    Silicon Works Co., Ltd............................    59,105   1,718,351
#   Silla Co., Ltd....................................    38,481     727,349
#*  Simm Tech Co., Ltd................................   129,173   1,044,291
    SIMPAC, Inc.......................................    90,264     471,063
    Sindoh Co., Ltd...................................     8,629     443,017
    SJM Co., Ltd......................................    42,434     237,718
    SK C&C Co., Ltd...................................    43,567  11,433,693
#   SK Chemicals Co., Ltd.............................    82,415   4,985,567
#*  SK Communications Co., Ltd........................    88,183     732,721
#   SK Gas, Ltd.......................................    25,953   1,877,953
    SK Holdings Co., Ltd..............................   159,436  30,719,622
    SK Hynix, Inc..................................... 1,369,747  43,257,139
*   SK Innovation Co., Ltd............................   246,820  21,076,921
#   SK Networks Co., Ltd..............................   773,442   4,794,115
#*  SK Securities Co., Ltd............................ 1,803,091   2,012,738
    SK Telecom Co., Ltd...............................    25,609   5,496,071
    SK Telecom Co., Ltd. ADR..........................   169,100   4,056,709
    SKC Co., Ltd......................................   128,808   3,929,958
#   SL Corp...........................................    96,445   1,268,796
#*  SM Culture & Contents Co., Ltd....................    37,934      81,428
#*  SM Entertainment Co...............................    81,560   2,209,671
*   Solborn, Inc......................................    69,633     476,493
*   Solco Biomedical Co., Ltd.........................   276,795     331,505
#   Solid, Inc........................................    76,880     386,205
#   Songwon Industrial Co., Ltd.......................   111,429     975,781
#*  Sonokong Co., Ltd.................................    37,918     234,872
    Soosan Heavy Industries Co., Ltd..................    11,350      28,065
#   Soulbrain Co., Ltd................................    52,218   1,895,100
*   Ssangyong Cement Industrial Co., Ltd..............   148,902   2,561,111
*   Steel Flower Co., Ltd.............................    29,919      38,298
#*  STS Semiconductor & Telecommunications............   261,729     646,431
#*  STX Corp..........................................     8,168      29,035
#*  STX Engine Co., Ltd...............................    14,176      84,925
#   Suheung Co., Ltd..................................    31,130   1,296,126
    Sun Kwang Co., Ltd................................     8,392     171,936
#   Sunchang Corp.....................................    37,690     702,120
#   Sung Kwang Bend Co., Ltd..........................   135,553   1,206,339
#*  Sungchang Enterprise Holdings, Ltd................    30,772     975,992
#*  Sungshin Cement Co., Ltd..........................   128,443   1,645,167
#   Sungwoo Hitech Co., Ltd...........................   228,731   1,763,173
#   Sunjin Co., Ltd...................................    25,747     714,644
#*  Sunny Electronics Corp............................    59,310     120,171
#*  Suprema, Inc......................................    41,274     717,563
#*  Synopex, Inc......................................   294,929     431,048
#   Tae Kyung Industrial Co., Ltd.....................    73,750     396,148
    Taekwang Industrial Co., Ltd......................     2,206   2,290,880
#*  Taewoong Co., Ltd.................................    64,419     957,834
#*  Taeyoung Engineering & Construction Co., Ltd......   269,140   1,562,694
#*  Taihan Electric Wire Co., Ltd.....................    85,351     182,351

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
*   Taihan Textile Co., Ltd...........................       279 $    31,066
#   Tailim Packaging Industrial Co., Ltd..............   209,587     675,871
    TCC Steel.........................................    45,752      84,193
#   TechWing, Inc.....................................    31,728     308,139
*   Tera Semicon Co., Ltd.............................     1,578      26,959
#   TES Co., Ltd......................................    20,552     265,334
#*  Theragen Etex Co., Ltd............................    15,468     122,213
*   Thinkware Systems Corp............................     6,722      95,296
#*  TK Chemical Corp..................................   307,226     743,264
#*  TK Corp...........................................    67,673     597,432
    Tokai Carbon Korea Co., Ltd.......................     2,528      43,903
    Tong Yang Moolsan Co., Ltd........................    20,210     166,527
    Tongyang Life Insurance...........................   262,087   3,409,328
#*  Top Engineering Co., Ltd..........................    38,860     199,638
#   Toptec Co., Ltd...................................    34,472     684,696
#   Tovis Co., Ltd....................................    75,091     538,018
#*  Trais Co., Ltd....................................    52,841     148,654
    TS Corp...........................................    27,900     667,338
#*  UBCare Co., Ltd...................................    49,822     130,796
#   Ubiquoss, Inc.....................................    67,761     842,803
*   Ubivelox, Inc.....................................    14,683     182,387
    UI Display Co., Ltd...............................    27,288      76,332
#   Uju Electronics Co., Ltd..........................    41,344     434,877
#   Unid Co., Ltd.....................................    32,102   1,518,188
#   Uniquest Corp.....................................    45,800     157,418
#*  Unison Co., Ltd...................................   106,124     213,138
#   Value Added Technologies Co., Ltd.................    43,648   1,109,200
    Very Good Leisure Co., Ltd........................     4,603      59,354
#   Vieworks Co., Ltd.................................    33,872   1,164,924
#   Visang Education, Inc.............................    29,286     236,891
#*  Webzen, Inc.......................................    55,893   1,552,735
#*  WeMade Entertainment Co., Ltd.....................    15,666     726,332
#   Whanin Pharmaceutical Co., Ltd....................    42,680     890,445
#   WillBes & Co. (The)...............................   544,706     789,499
    Winix, Inc........................................     3,686      32,608
#   WiSoL Co., Ltd....................................    95,915   1,075,477
*   WIZIT Co., Ltd....................................    81,530      96,576
#*  WONIK CUBE Corp...................................    46,904     134,052
#*  Wonik IPS Co., Ltd................................   253,415   2,656,595
*   Wonik Materials Co., Ltd..........................     5,283     314,262
*   Wonik QnC Corp....................................       694      10,839
#*  Woojeon & Handan Co., Ltd.........................    90,395      98,495
*   Woongjin Co., Ltd.................................    49,543     125,267
#*  Woongjin Energy Co., Ltd..........................   261,630     346,340
*   Woongjin Thinkbig Co., Ltd........................   113,582     926,823
#   Wooree ETI Co., Ltd...............................   159,312     277,115
    Woori Bank........................................ 1,256,888  10,260,530
    Woori Bank Sponsored ADR..........................     1,525      37,164
#*  Woori Investment Bank Co., Ltd.................... 2,206,024   1,248,989
#   WooSung Feed Co., Ltd.............................    85,910     242,195
#   Y G-1 Co., Ltd....................................    69,710     758,716
    YeaRimDang Publishing Co., Ltd....................     4,059      21,423
    YESCO Co., Ltd....................................    12,998     458,242

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES      VALUE++
                                                     ---------- --------------
SOUTH KOREA -- (Continued)
#   YG Entertainment, Inc...........................     44,488 $    2,020,537
    Yoosung Enterprise Co., Ltd.....................    155,924        602,419
#   Youlchon Chemical Co., Ltd......................     56,010        572,465
#   Young Heung Iron & Steel Co., Ltd...............    189,290        364,239
#   Young Poong Corp................................      2,442      2,846,277
    Young Poong Precision Corp......................     88,170        746,821
#   Youngone Corp...................................     81,769      4,089,020
#   Youngone Holdings Co., Ltd......................     26,568      1,997,361
#*  Yuanta Securities Korea Co., Ltd................    204,975        956,457
#   Yuhan Corp......................................     30,599      7,063,399
    YuHwa Securities Co., Ltd.......................      4,830         59,703
#*  Yungjin Pharmaceutical Co., Ltd.................    265,384        517,612
                                                                --------------
TOTAL SOUTH KOREA...................................             2,320,148,743
                                                                --------------
TAIWAN -- (13.5%)
#   A-DATA Technology Co., Ltd......................  1,377,465      1,440,087
    Ability Enterprise Co., Ltd.....................  3,113,893      1,386,415
#   AcBel Polytech, Inc.............................  2,441,468      1,433,697
    Accton Technology Corp..........................  3,759,369      1,555,618
*   Ace Pillar Co., Ltd.............................    239,617         90,725
#*  Acer, Inc....................................... 17,120,595      7,104,302
#   ACES Electronic Co., Ltd........................    621,000        366,948
    ACHEM Technology Corp...........................  1,675,264        724,273
#*  Acme Electronics Corp...........................    270,481        114,153
#   Acter Co., Ltd..................................    260,000        644,620
*   Action Electronics Co., Ltd.....................    920,977        124,633
#   Actron Technology Corp..........................    491,200      1,542,331
    Addcn Technology Co., Ltd.......................      7,800         76,715
#   Adlink Technology, Inc..........................    621,461      1,699,681
#   Advanced Ceramic X Corp.........................    368,000      2,446,335
*   Advanced Connectek, Inc.........................  1,426,000        250,809
    Advanced International Multitech Co., Ltd.......    635,000        401,204
    Advanced Power Electronics Corp.................     75,000         49,137
#   Advanced Semiconductor Engineering, Inc......... 15,890,750     18,447,981
    Advanced Semiconductor Engineering, Inc. ADR....    817,172      4,576,163
#*  Advanced Wireless Semiconductor Co..............  1,092,000      3,005,751
#   Advancetek Enterprise Co., Ltd..................    872,896        597,039
#   Advantech Co., Ltd..............................    770,087      5,193,316
#*  AGV Products Corp...............................  3,608,407        877,361
#   AimCore Technology Co., Ltd.....................    310,402        146,041
#   Airtac International Group......................    543,714      2,504,968
    Alcor Micro Corp................................    463,000        347,746
#   ALI Corp........................................  2,333,000        965,367
#   Allis Electric Co., Ltd.........................    329,000         83,131
#   Alltek Technology Corp..........................    287,950        260,332
    Alltop Technology Co., Ltd......................    137,000         85,591
    Alpha Networks, Inc.............................  2,789,000      1,372,803
#   Altek Corp......................................  2,071,159      1,661,356
    Ambassador Hotel (The)..........................  1,667,000      1,401,264
    AMICCOM Electronics Corp........................     40,000         50,197

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
    AMPOC Far-East Co., Ltd...........................    622,567 $   397,991
#   AmTRAN Technology Co., Ltd........................  5,263,944   2,902,321
#   Anpec Electronics Corp............................    634,448     389,912
#   Apacer Technology, Inc............................    852,918     453,847
#   APCB, Inc.........................................    896,000     410,087
#   Apex Biotechnology Corp...........................    674,625     865,893
#   Apex International Co., Ltd.......................    597,808     850,580
#   Apex Medical Corp.................................    424,463     525,584
#   Apex Science & Engineering........................    943,145     302,922
#   Arcadyan Technology Corp..........................  1,108,753     857,080
#   Ardentec Corp.....................................  3,252,557   2,188,139
#*  Arima Communications Corp.........................  1,524,153     478,120
#   Asia Cement Corp..................................  7,784,655   8,538,123
#*  Asia Optical Co., Inc.............................  1,955,000   1,597,016
#   Asia Plastic Recycling Holding, Ltd...............  1,066,385     498,259
#   Asia Polymer Corp.................................  2,231,460   1,089,270
#   Asia Vital Components Co., Ltd....................  3,123,864   2,148,193
    ASMedia Technology, Inc...........................     49,000     244,786
    ASPEED Technology, Inc............................     20,000     188,823
#   ASROCK, Inc.......................................    208,000     325,728
#*  Astro Corp........................................     76,000      68,290
#   Asustek Computer, Inc.............................  3,043,861  27,508,540
    Aten International Co., Ltd.......................    605,715   1,545,600
#   AU Optronics Corp................................. 44,754,497  14,380,353
#   AU Optronics Corp. Sponsored ADR..................  1,487,852   4,954,547
#   Audix Corp........................................    557,375     561,817
    Aurora Corp.......................................    418,226     678,237
#   AV Tech Corp......................................    201,000     156,783
#   Avermedia Technologies............................  1,223,037     392,550
#*  Avision, Inc......................................  1,034,263     229,322
#   AVY Precision Technology, Inc.....................    266,000     414,793
#   Awea Mechantronic Co., Ltd........................    205,774     194,937
    Bank of Kaohsiung Co., Ltd........................  2,506,513     721,979
#   Basso Industry Corp...............................    621,427     772,863
#   BenQ Materials Corp...............................  1,332,000     707,463
#   BES Engineering Corp.............................. 10,649,050   2,889,368
*   Bin Chuan Enterprise Co., Ltd.....................    255,691      83,184
#   Bionet Corp.......................................    260,000     249,284
    Bionime Corp......................................     28,000      59,066
#   Biostar Microtech International Corp..............  1,058,712     238,837
    Bioteque Corp.....................................    117,000     374,659
#   Bizlink Holding, Inc..............................    613,718   2,764,744
#   Boardtek Electronics Corp.........................    951,000     936,089
    Bright Led Electronics Corp.......................    912,180     283,778
#   C Sun Manufacturing, Ltd..........................    919,740     493,653
#   Cameo Communications, Inc.........................  1,245,116     162,858
    Capital Securities Corp........................... 14,020,210   4,303,499
#   Career Technology MFG. Co., Ltd...................  2,517,000   1,987,332
#*  Carnival Industrial Corp..........................  1,889,000     414,396
    Casetek Holdings, Ltd.............................     96,000     544,409
#   Catcher Technology Co., Ltd.......................  2,461,872  27,140,299
    Cathay Chemical Works.............................     35,000      18,221
#   Cathay Financial Holding Co., Ltd................. 18,317,499  29,606,398

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
    Cathay Real Estate Development Co., Ltd...........  5,229,000 $ 2,525,315
    Celxpert Energy Corp..............................    108,000      64,641
#*  Center Laboratories, Inc..........................     38,816      84,984
#   Central Reinsurance Co., Ltd......................    700,774     352,451
    Chailease Holding Co., Ltd........................    786,240   1,643,056
#   Chaintech Technology Corp.........................    205,470     106,685
#   ChainQui Construction Development Co., Ltd........    425,464     323,741
#*  Champion Building Materials Co., Ltd..............  2,178,390     517,346
    Champion Microelectronic Corp.....................     10,000      12,668
    Chang Hwa Commercial Bank, Ltd.................... 21,290,968  11,900,196
#   Chang Wah Electromaterials, Inc...................    322,800     850,448
#   Channel Well Technology Co., Ltd..................  1,095,000     506,690
#   Charoen Pokphand Enterprise.......................  1,354,200   1,086,318
#   Chaun-Choung Technology Corp......................    563,000   1,118,565
#   CHC Resources Corp................................    347,135     734,836
#   Chen Full International Co., Ltd..................    759,000   1,016,102
#   Chenbro Micom Co., Ltd............................    497,000     500,699
    Cheng Loong Corp..................................  6,092,160   2,189,490
#   Cheng Shin Rubber Industry Co., Ltd...............  7,157,508  13,824,894
#   Cheng Uei Precision Industry Co., Ltd.............  3,493,630   4,886,988
#*  Chenming Mold Industry Corp.......................    311,708     184,966
#   Chia Chang Co., Ltd...............................    919,000     593,913
    Chia Hsin Cement Corp.............................  2,422,747     829,291
    Chicony Electronics Co., Ltd......................  2,495,774   6,478,392
#   Chien Kuo Construction Co., Ltd...................  1,874,706     600,551
*   Chien Shing Stainless Steel Co., Ltd..............    350,000      35,930
#   Chilisin Electronics Corp.........................    940,481   1,319,685
#   Chime Ball Technology Co., Ltd....................    174,000     311,139
#   Chimei Materials Technology Corp..................  1,780,200   1,145,765
#   Chin-Poon Industrial Co., Ltd.....................  2,239,617   2,867,387
*   China Airlines, Ltd............................... 16,153,057   7,178,913
    China Bills Finance Corp..........................    371,000     132,781
    China Chemical & Pharmaceutical Co., Ltd..........  1,958,000   1,221,682
    China Development Financial Holding Corp.......... 58,748,157  19,345,420
#   China Ecotek Corp.................................    167,000     327,509
#*  China Electric Manufacturing Corp.................  1,668,220     412,317
#   China General Plastics Corp.......................  2,700,446     929,625
#   China Glaze Co., Ltd..............................    751,162     243,202
    China Life Insurance Co., Ltd..................... 12,306,464  12,411,235
#*  China Man-Made Fiber Corp.........................  7,151,662   1,858,881
    China Metal Products..............................  1,880,405   1,647,044
    China Motor Corp..................................  3,476,716   2,528,510
#*  China Petrochemical Development Corp.............. 18,681,325   5,116,383
#   China Steel Chemical Corp.........................    688,998   2,524,181
#   China Steel Corp.................................. 30,107,440  21,542,684
#   China Steel Structure Co., Ltd....................    633,000     385,267
#   China Synthetic Rubber Corp.......................  3,185,818   3,049,882
*   China United Trust & Investment Corp..............     50,053          --
#*  China Wire & Cable Co., Ltd.......................    928,000     338,121
#*  Chinese Gamer International Corp..................    150,000     167,490
#   Chinese Maritime Transport, Ltd...................    729,460     653,757
#   Chipbond Technology Corp..........................  3,448,000   5,183,175
#   ChipMOS TECHNOLOGIES, Inc.........................    266,216     249,697
    Chlitina Holding, Ltd.............................    107,000     829,391

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   Chong Hong Construction Co., Ltd..................  1,090,228 $ 1,997,696
#   Chroma ATE, Inc...................................  1,333,705   2,706,295
#   Chun YU Works & Co., Ltd..........................  1,435,000     613,619
    Chun Yuan Steel...................................  2,425,177     755,464
*   Chung Hung Steel Corp.............................  5,817,926     838,873
#   Chung Hwa Pulp Corp...............................  3,437,530     940,920
#   Chung-Hsin Electric & Machinery Manufacturing
      Corp............................................  2,827,500   1,542,183
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd....    272,000     270,072
*   Chunghwa Picture Tubes, Ltd....................... 15,894,759     504,722
    Chunghwa Telecom Co., Ltd.........................  3,608,000  11,217,981
#   Chunghwa Telecom Co., Ltd. ADR....................    406,058  12,608,101
#   Chyang Sheng Dyeing & Finishing Co., Ltd..........    667,000     371,674
#   Cleanaway Co., Ltd................................    437,000   2,103,235
#   Clevo Co..........................................  2,499,482   2,476,962
#*  CMC Magnetics Corp................................ 18,848,210   1,842,326
#*  CoAsia Microelectronics Corp......................    920,400     554,620
    Coland Holdings, Ltd..............................     38,000      68,193
    Collins Co., Ltd..................................    712,078     281,844
    Compal Electronics, Inc........................... 25,050,560  16,886,256
    Compeq Manufacturing Co., Ltd.....................  9,113,000   6,007,976
#*  Concord Securities Co., Ltd.......................  2,948,000     622,316
    Continental Holdings Corp.........................  3,407,250   1,000,619
    Coretronic Corp...................................  4,092,250   3,250,459
*   Cosmo Electronics Corp............................     79,245      77,539
    Cowealth Medical Holding Co., Ltd.................     16,319      34,502
    Coxon Precise Industrial Co., Ltd.................  1,023,000   1,819,639
#   Creative Sensor, Inc..............................    389,000     231,344
#   Crystalwise Technology, Inc.......................    910,585     360,094
#   CSBC Corp. Taiwan.................................  3,226,150   1,391,110
#   CTBC Financial Holding Co., Ltd................... 43,779,169  31,750,332
    CTCI Corp.........................................  2,467,896   3,746,144
#   Cub Elecparts, Inc................................    181,909   1,817,901
#   CviLux Corp.......................................    568,672     581,578
#   Cyberlink Corp....................................    475,504   1,069,224
#   CyberPower Systems, Inc...........................    235,000     462,258
#   CyberTAN Technology, Inc..........................  1,591,873     911,917
#   D-Link Corp.......................................  5,124,758   1,639,144
#   DA CIN Construction Co., Ltd......................  1,034,809     521,814
#*  Da-Li Development Co., Ltd........................    605,439     632,176
    Dafeng TV, Ltd....................................    275,320     467,537
#*  Danen Technology Corp.............................  3,036,000     706,454
#   Darfon Electronics Corp...........................  1,825,700     837,825
    Darwin Precisions Corp............................  3,269,304   1,115,039
#   Davicom Semiconductor, Inc........................    170,392     123,605
#*  De Licacy Industrial Co., Ltd.....................    200,000     183,260
#*  Delpha Construction Co., Ltd......................  1,371,754     739,262
#   Delta Electronics, Inc............................  3,577,163  17,595,956
#   Depo Auto Parts Ind Co., Ltd......................    691,634   2,126,572
    DFI, Inc..........................................    400,571     526,203
    Dimerco Express Corp..............................    522,000     292,686
    Dynacolor, Inc....................................    267,000     406,791
#*  Dynamic Electronics Co., Ltd......................  1,760,583     558,579
#   Dynapack International Technology Corp............    797,000   1,287,620

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#*  E Ink Holdings, Inc...............................  6,860,000 $ 2,685,383
#   E-Lead Electronic Co., Ltd........................    531,846     678,201
    E-Life Mall Corp..................................    335,000     626,709
#*  E-Ton Solar Tech Co., Ltd.........................  2,392,168     871,841
    E.Sun Financial Holding Co., Ltd.................. 28,748,988  17,473,927
    Eastern Media International Corp..................  2,899,270     427,581
    Eclat Textile Co., Ltd............................    772,534  11,301,666
#   Edimax Technology Co., Ltd........................  1,262,423     360,022
#   Edison Opto Corp..................................    893,000     520,796
#   Edom Technology Co., Ltd..........................    646,660     470,844
#   eGalax_eMPIA Technology, Inc......................    432,165     790,980
#   Elan Microelectronics Corp........................  1,787,323   1,862,402
#   Elite Advanced Laser Corp.........................    764,200   2,759,890
    Elite Material Co., Ltd...........................  2,140,839   4,416,913
#   Elite Semiconductor Memory Technology, Inc........  1,778,390   1,642,127
#   Elitegroup Computer Systems Co., Ltd..............  2,813,028   1,867,610
#   eMemory Technology, Inc...........................    344,000   3,850,154
*   Emerging Display Technologies Corp................     50,000      10,386
#   ENG Electric Co., Ltd.............................    916,101     436,083
#   EnTie Commercial Bank Co., Ltd....................  2,149,166     921,122
*   Entire Technology Co., Ltd........................    117,000      50,654
*   Episil Holdings, Inc..............................    939,500     219,252
#   Epistar Corp......................................  5,536,261   4,815,889
#   Eson Precision Ind. Co., Ltd......................    176,000     188,548
#   Eternal Materials Co., Ltd........................  3,738,677   3,643,344
#*  Etron Technology, Inc.............................  2,366,000   1,018,876
*   Eva Airways Corp.................................. 10,537,631   7,608,313
#   Everest Textile Co., Ltd..........................  1,940,064     950,279
    Evergreen International Storage & Transport Corp..  3,877,000   1,775,303
    Evergreen Marine Corp. Taiwan, Ltd................  9,578,306   4,598,859
#   Everlight Chemical Industrial Corp................  2,326,006   1,412,719
#   Everlight Electronics Co., Ltd....................  2,773,570   3,665,389
#   Everspring Industry Co., Ltd......................    440,000     330,728
#   Excelsior Medical Co., Ltd........................    593,049     802,492
#   Far Eastern Department Stores Ltd.................  7,022,000   3,970,412
#   Far Eastern International Bank.................... 13,361,033   4,617,272
#   Far Eastern New Century Corp...................... 11,624,705  10,952,651
    Far EasTone Telecommunications Co., Ltd...........  6,187,000  14,474,293
    Faraday Technology Corp...........................  1,749,822   1,775,435
#*  Farglory F T Z Investment Holding Co., Ltd........    614,000     284,399
    Farglory Land Development Co., Ltd................  3,503,105   3,293,759
#   Federal Corp......................................  3,153,528   1,393,896
#   Feedback Technology Corp..........................    288,000     531,259
    Feng Hsin Iron & Steel Co.........................  2,226,131   2,559,340
#   Feng TAY Enterprise Co., Ltd......................  1,401,329   7,841,229
#   Fine Blanking & Tool Co., Ltd.....................     35,000      50,966
#   Firich Enterprises Co., Ltd.......................     38,196     110,881
    First Copper Technology Co., Ltd..................  1,044,000     251,869
    First Financial Holding Co., Ltd.................. 34,627,469  18,668,228
    First Hotel.......................................    898,730     605,119
#   First Insurance Co, Ltd. (The)....................  1,616,640     727,331
#*  First Steamship Co., Ltd..........................  2,416,838     861,282
#   FLEXium Interconnect, Inc.........................  1,689,127   5,656,096

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   Flytech Technology Co., Ltd.......................    582,200 $ 2,109,144
#   FocalTech Systems Co., Ltd........................    856,000     664,402
    Formosa Advanced Technologies Co., Ltd............  1,230,000     698,213
#   Formosa Chemicals & Fibre Corp....................  8,061,198  19,100,972
#   Formosa International Hotels Corp.................    213,998   1,509,656
#*  Formosa Laboratories, Inc.........................    207,178     330,783
#   Formosa Oilseed Processing Co., Ltd...............    421,891     295,756
#   Formosa Optical Technology Co., Ltd...............    199,000     453,688
#   Formosa Petrochemical Corp........................  1,883,000   4,441,635
#   Formosa Plastics Corp.............................  8,406,770  18,647,362
    Formosa Taffeta Co., Ltd..........................  3,607,460   3,408,100
#   Formosan Rubber Group, Inc........................  3,315,000   2,291,875
    Formosan Union Chemical...........................  1,444,401     599,772
#   Fortune Electric Co., Ltd.........................    724,304     341,286
#   Founding Construction & Development Co., Ltd......  1,277,031     734,409
    Foxconn Technology Co., Ltd.......................  3,860,937  11,726,810
#   Foxlink Image Technology Co., Ltd.................    771,000     402,882
#*  Froch Enterprise Co., Ltd.........................  1,142,000     387,581
    FSP Technology, Inc...............................  1,254,414     640,189
    Fubon Financial Holding Co., Ltd.................. 16,386,387  29,895,671
    Fulgent Sun International Holding Co., Ltd........    233,000     236,953
    Fullerton Technology Co., Ltd.....................    621,670     478,254
#   Fulltech Fiber Glass Corp.........................  2,647,540     897,703
#   Fwusow Industry Co., Ltd..........................    865,638     413,792
#   G Shank Enterprise Co., Ltd.......................    884,510     589,621
#*  G Tech Optoelectronics Corp.......................  1,566,000     697,377
    Gallant Precision Machining Co., Ltd..............  1,251,000     456,639
#   Gamania Digital Entertainment Co., Ltd............    587,000     720,737
*   GEM Terminal Industrial Co., Ltd..................    204,938      56,490
#   Gemtek Technology Corp............................  2,407,574   1,227,024
#   General Plastic Industrial Co., Ltd...............    220,684     222,811
#*  Genesis Photonics, Inc............................  2,381,418     749,128
#*  Genius Electronic Optical Co., Ltd................    674,810   1,306,843
#*  Genmont Biotech, Inc..............................    105,314      78,133
#   GeoVision, Inc....................................    331,476     865,621
    Getac Technology Corp.............................  3,511,281   2,358,829
#   Giant Manufacturing Co., Ltd......................    918,363   7,753,186
#*  Giantplus Technology Co., Ltd.....................  1,465,000     306,558
#   Giga Solution Tech Co., Ltd.......................    879,044     487,338
#   Gigabyte Technology Co., Ltd......................  4,027,750   3,203,977
#   Gigasolar Materials Corp..........................    132,820   2,164,532
#*  Gigastorage Corp..................................  2,435,728   1,542,876
#   Ginko International Co., Ltd......................    188,000   1,757,114
#*  Gintech Energy Corp...............................  3,574,115   2,114,321
#*  Global Brands Manufacture, Ltd....................  2,063,973     428,076
    Global Lighting Technologies, Inc.................    600,000     644,465
#   Global Mixed Mode Technology, Inc.................    491,000     942,679
#   Global Unichip Corp...............................    482,000   1,094,779
    Globalwafers Co., Ltd.............................    123,113     306,869
#   Globe Union Industrial Corp.......................  1,355,820     488,143
#   Gloria Material Technology Corp...................  3,798,851   1,943,326
#   Glory Science Co., Ltd............................    327,866     566,959
*   Glotech Industrial Corp...........................     62,000       7,701

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
TAIWAN -- (Continued)
#*  Gold Circuit Electronics, Ltd.....................  3,764,747 $  1,313,466
#   Good Will Instrument Co., Ltd.....................    213,660      107,739
#   Gourmet Master Co., Ltd...........................    384,000    1,783,243
    Grand Ocean Retail Group, Ltd.....................     62,000       78,678
    Grand Pacific Petrochemical.......................  6,856,000    3,436,282
    Grand Plastic Technology..........................      9,000       50,164
#   Grape King Bio, Ltd...............................    702,000    4,720,806
    Great China Metal Industry........................    920,000      784,271
    Great Taipei Gas Co., Ltd.........................  1,435,000    1,036,700
#   Great Wall Enterprise Co., Ltd....................  3,960,797    2,650,887
    Greatek Electronics, Inc..........................    406,000      385,532
#*  Green Energy Technology, Inc......................  2,412,640    1,087,524
#   Green Seal Holding, Ltd...........................     84,000      334,555
#*  GTM Holdings Corp.................................    929,000      347,082
#   Gudeng Precision Industrial Co., Ltd..............    136,300      151,405
#   Hakers Enterprise Co., Ltd........................    100,000      268,314
#   Hannstar Board Corp...............................  2,139,875      605,669
#   HannStar Display Corp............................. 22,040,323    2,738,498
*   HannsTouch Solution, Inc..........................  6,449,262      763,334
    Hanpin Electron Co., Ltd..........................     27,000       23,172
    Harvatek Corp.....................................  1,152,316      411,689
#   Hey Song Corp.....................................  1,740,500    1,814,337
#   Hi-Clearance, Inc.................................    139,000      398,327
    Highwealth Construction Corp......................  3,367,023    6,927,974
#   Hiroca Holdings, Ltd..............................    433,221    1,101,657
#*  HiTi Digital, Inc.................................    900,975      397,413
#   Hitron Technology, Inc............................  1,896,300      709,914
#   Hiwin Technologies Corp...........................    798,245    4,947,821
*   Hiyes International Co., Ltd......................      2,260        2,896
#*  Ho Tung Chemical Corp.............................  5,781,172    1,263,270
    Hocheng Corp......................................  1,933,300      488,874
#   Hold-Key Electric Wire & Cable Co., Ltd...........    266,901       56,304
    Holiday Entertainment Co., Ltd....................    446,400      906,775
#   Holtek Semiconductor, Inc.........................  1,295,000    1,886,057
    Holy Stone Enterprise Co., Ltd....................  1,426,822    1,752,378
#   Hon Hai Precision Industry Co., Ltd............... 45,889,377  131,970,135
#   Hong Ho Precision Textile Co., Ltd................    207,000      136,741
    Hong TAI Electric Industrial......................  1,327,000      362,154
    Hong YI Fiber Industry Co.........................     55,680       56,450
    Horizon Securities Co., Ltd.......................  3,249,000      597,207
#   Hota Industrial Manufacturing Co., Ltd............  1,178,449    3,490,985
#   Hotai Motor Co., Ltd..............................    697,000    8,939,238
    Howarm United Industries Co., Ltd.................    115,310       49,124
#   Hsin Kuang Steel Co., Ltd.........................  1,535,783      698,867
#   Hsin Yung Chien Co., Ltd..........................    240,100      529,526
    Hsing TA Cement Co................................    361,000      127,974
#*  HTC Corp..........................................  3,004,619    6,593,075
#   Hu Lane Associate, Inc............................    527,688    2,005,618
#*  HUA ENG Wire & Cable..............................  2,557,000      642,430
    Hua Nan Financial Holdings Co., Ltd............... 23,768,728   13,501,836
#   Huaku Development Co., Ltd........................  1,606,400    2,682,059
#   Huang Hsiang Construction Corp....................    786,735      745,632
    Hung Ching Development & Construction Co., Ltd....    811,000      467,733

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
    Hung Poo Real Estate Development Corp.............  1,878,554 $ 1,339,028
#   Hung Sheng Construction, Ltd......................  3,653,900   1,782,796
    Huxen Corp........................................    239,072     336,210
#   Hwa Fong Rubber Co., Ltd..........................  1,832,561     731,057
    Hwacom Systems, Inc...............................    221,000      77,752
#   I-Chiun Precision Industry Co., Ltd...............  1,243,211     422,193
#   I-Sheng Electric Wire & Cable Co., Ltd............    647,000     682,394
#   Ibase Technology, Inc.............................    693,820   1,180,129
#   Ichia Technologies, Inc...........................  2,342,255   1,469,990
    Ideal Bike Corp...................................    309,553     127,539
#   IEI Integration Corp..............................     45,950      63,988
#   ILI Technology Corp...............................    535,081     763,407
#   Infortrend Technology, Inc........................  1,504,866     667,884
#   Innolux Corp...................................... 56,100,151  19,503,552
#*  Inotera Memories, Inc............................. 14,961,528   9,027,328
#   Inpaq Technology Co., Ltd.........................    360,000     262,974
#   Insyde Software Corp..............................    118,000     119,023
    Intai Technology Corp.............................     47,000     166,690
#   International Games System Co., Ltd...............     50,000     164,013
    Inventec Corp..................................... 11,539,276   6,567,697
    Iron Force Industrial Co., Ltd....................     34,000     148,824
#   ITE Technology, Inc...............................  1,005,646     804,885
    ITEQ Corp.........................................  1,500,611     883,947
#*  J Touch Corp......................................    909,000     294,234
*   Janfusun Fancyworld Corp..........................  1,103,468     127,010
#   Jentech Precision Industrial Co., Ltd.............    382,156     533,240
#   Jess-Link Products Co., Ltd.......................  1,080,600   1,144,826
    Jih Sun Financial Holdings Co., Ltd...............  6,482,772   1,655,150
#   Johnson Health Tech Co., Ltd......................    390,296     847,497
    K Laser Technology, Inc...........................  1,007,459     437,003
#   Kang Na Hsiung Enterprise Co., Ltd................    719,150     261,273
*   Kao Hsing Chang Iron & Steel......................    354,250      97,896
#   Kaori Heat Treatment Co., Ltd.....................    362,110     500,769
#   Kaulin Manufacturing Co., Ltd.....................    852,684     451,608
#   KD Holding Corp...................................     97,000     513,098
#   KEE TAI Properties Co., Ltd.......................  2,837,101   1,569,940
#   Kenda Rubber Industrial Co., Ltd..................  2,635,922   4,076,249
    Kenmec Mechanical Engineering Co., Ltd............  1,369,000     453,125
#   Kerry TJ Logistics Co., Ltd.......................  1,303,000   1,416,224
#   Kindom Construction Corp..........................  3,275,000   1,928,348
    King Core Electronics, Inc........................     78,613      46,036
#   King Slide Works Co., Ltd.........................    232,450   2,692,321
    King Yuan Electronics Co., Ltd....................  8,467,032   5,711,109
    King's Town Bank Co., Ltd.........................  5,352,653   4,477,973
#*  King's Town Construction Co., Ltd.................  1,005,579     782,196
#   Kinik Co..........................................    730,000   1,158,765
#*  Kinko Optical Co., Ltd............................    982,772     450,232
#*  Kinpo Electronics.................................  9,509,892   2,993,070
#   Kinsus Interconnect Technology Corp...............  1,627,476   3,198,697
#   KMC Kuei Meng International, Inc..................    179,000     774,586
#   KS Terminals, Inc.................................    754,290     810,585
#   Kung Long Batteries Industrial Co., Ltd...........    465,000   1,845,297
#*  Kung Sing Engineering Corp........................  2,028,000     678,322

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   Kuo Toong International Co., Ltd..................  1,079,000 $ 1,252,266
#   Kuoyang Construction Co., Ltd.....................  2,979,586   1,180,184
#   Kwong Fong Industries Corp........................  1,482,000     745,957
    Kwong Lung Enterprise Co., Ltd....................     16,000      18,434
#   KYE Systems Corp..................................  1,812,558     576,243
#   L&K Engineering Co., Ltd..........................    686,000     420,242
#   LAN FA Textile....................................  1,436,412     610,631
    Lanner Electronics, Inc...........................    111,000     119,299
#   Largan Precision Co., Ltd.........................    226,234  22,984,838
    Laser Tek Taiwan Co., Ltd.........................     95,144      72,117
#   LCY Chemical Corp.................................  3,477,495   2,038,911
    Leader Electronics, Inc...........................    872,886     262,449
#   Leadtrend Technology Corp.........................    166,926     138,876
    Lealea Enterprise Co., Ltd........................  5,448,965   1,556,196
    Ledlink Optics, Inc...............................     51,000      76,846
#   Ledtech Electronics Corp..........................    573,095     181,414
    LEE CHI Enterprises Co., Ltd......................  1,378,000     491,193
#   Lelon Electronics Corp............................    680,900     496,684
#   Leofoo Development Co., Ltd.......................  1,943,614     668,422
#*  LES Enphants Co., Ltd.............................  1,053,479     472,809
#   Lextar Electronics Corp...........................  3,047,000   1,465,463
#*  Li Peng Enterprise Co., Ltd.......................  4,367,677   1,205,837
#   Lian HWA Food Corp................................    508,802     509,461
    Lien Hwa Industrial Corp..........................  3,817,809   2,528,315
#   Lingsen Precision Industries, Ltd.................  2,630,490     846,808
    Lite-On Semiconductor Corp........................  1,610,887     955,923
#   Lite-On Technology Corp...........................  9,775,453  10,745,310
#   LIWANLI Innovation Co., Ltd.......................    342,000     164,623
    Long Bon International Co., Ltd...................  2,299,875   1,661,132
#   Long Chen Paper Co., Ltd..........................  3,848,320   1,440,304
#   Longwell Co.......................................    985,000     651,357
#   Lotes Co., Ltd....................................    523,920   1,435,975
    Lucky Cement Corp.................................  1,549,000     490,636
#   Lumax International Corp., Ltd....................    553,140     748,006
#   Lung Yen Life Service Corp........................    480,000   1,171,016
#   LuxNet Corp.......................................    375,000     761,557
#   Macauto Industrial Co., Ltd.......................     51,000     203,540
#   Macroblock, Inc...................................    210,000     284,532
#*  Macronix International............................ 27,683,994   4,081,972
#*  MacroWell OMG Digital Entertainment Co., Ltd......    130,000     206,077
#   Mag Layers Scientific-Technics Co., Ltd...........    298,233     284,442
#   Makalot Industrial Co., Ltd.......................    987,149   8,432,144
    Marketech International Corp......................    922,000     554,107
    Masterlink Securities Corp........................  7,827,232   2,325,318
#   Mayer Steel Pipe Corp.............................    876,905     377,214
#   Maywufa Co., Ltd..................................    178,462      75,283
#   MediaTek, Inc.....................................  2,107,823  22,157,781
#*  Medigen Biotechnology Corp........................     42,253     131,077
    Mega Financial Holding Co., Ltd................... 29,350,480  25,083,311
    Meiloon Industrial Co.............................    530,721     208,054
    Mercuries & Associates Holding, Ltd...............  2,523,125   1,499,168
#*  Mercuries Life Insurance Co., Ltd.................  3,418,933   2,058,593
#   Merida Industry Co., Ltd..........................    819,588   5,091,276

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   Merry Electronics Co., Ltd........................  1,324,594 $ 1,924,981
#   Micro-Star International Co., Ltd.................  5,367,465   4,933,677
#*  Microbio Co., Ltd.................................  1,981,358   1,607,981
#*  Microelectronics Technology, Inc..................  1,389,448     367,234
    Microlife Corp....................................    238,100     569,336
    Mildef Crete, Inc.................................     38,000      42,438
#   MIN AIK Technology Co., Ltd.......................    862,562   1,811,362
    Mirle Automation Corp.............................  1,055,169     865,340
#   Mitac Holdings Corp...............................  2,995,568   2,577,771
#   Mobiletron Electronics Co., Ltd...................    365,000     349,628
#*  Mosel Vitelic, Inc................................  2,329,758     196,551
#*  Motech Industries, Inc............................  2,377,000   3,306,343
#   MPI Corp..........................................    448,000     881,654
#   Nak Sealing Technologies Corp.....................    344,549     751,538
#   Namchow Chemical Industrial Co., Ltd..............  1,140,000   2,544,447
#*  Nan Kang Rubber Tire Co., Ltd.....................  2,516,197   2,238,866
    Nan Liu Enterprise Co., Ltd.......................     41,000     207,139
#   Nan Ren Lake Leisure Amusement Co., Ltd...........  1,231,000     405,783
#   Nan Ya Plastics Corp.............................. 11,697,584  23,877,590
#   Nan Ya Printed Circuit Board Corp.................  1,968,211   2,017,857
    Nantex Industry Co., Ltd..........................  1,648,203   1,201,412
#   National Petroleum Co., Ltd.......................    736,000     827,152
#   Neo Solar Power Corp..............................  6,384,646   4,905,329
#   Netronix, Inc.....................................    523,000     733,538
    New Asia Construction & Development Corp..........    873,423     198,317
#   New Era Electronics Co., Ltd......................    485,000     300,276
#*  Newmax Technology Co., Ltd........................    649,916     400,946
#   Nexcom International Co., Ltd.....................    493,267     454,067
#   Nichidenbo Corp...................................    716,665     565,783
#   Nien Hsing Textile Co., Ltd.......................  1,787,093   1,290,147
    Nishoku Technology, Inc...........................    121,000     146,119
#   Novatek Microelectronics Corp.....................  2,147,000   7,788,151
#   Nuvoton Technology Corp...........................    392,000     295,379
*   O-TA Precision Industry Co., Ltd..................    103,000      61,475
#*  Ocean Plastics Co., Ltd...........................  1,000,000     757,959
#   Oneness Biotech Co., Ltd..........................     88,722     110,588
*   Optimax Technology Corp...........................    204,366      41,469
    OptoTech Corp.....................................  3,882,713   1,209,262
    Orient Europharma Co., Ltd........................     31,000      54,544
#*  Orient Semiconductor Electronics, Ltd.............  3,834,000   1,412,606
#   Oriental Union Chemical Corp......................  3,520,819   2,317,008
#*  P-Two Industries, Inc.............................     82,000      24,698
    Pacific Construction Co...........................  1,133,276     588,579
    Pacific Hospital Supply Co., Ltd..................    404,000     694,832
    Paiho Shih Holdings Corp..........................    249,000     195,099
#*  Pan Jit International, Inc........................  2,391,860     792,421
    Pan-International Industrial Corp.................  2,958,854   1,267,231
#   Parade Technologies, Ltd..........................    315,805   2,655,616
#   Paragon Technologies Co., Ltd.....................    515,626     838,022
#   PChome Online, Inc................................    399,109   5,545,549
    Pegatron Corp.....................................  8,999,293  25,294,465
#   Phihong Technology Co., Ltd.......................  1,833,048     570,391
    Phison Electronics Corp...........................    716,000   5,151,630

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   Phoenix Tours International, Inc..................    254,000 $   327,170
#*  Phytohealth Corp..................................    154,878      86,973
#*  Pihsiang Machinery Manufacturing Co., Ltd.........    371,000     652,493
#   Pixart Imaging, Inc...............................    769,000   1,743,155
    Plotech Co., Ltd..................................    216,000      60,552
#   Polytronics Technology Corp.......................    303,408     607,273
#   Portwell, Inc.....................................    653,000     731,354
#   Posiflex Technology, Inc..........................    279,413   1,239,718
#   Pou Chen Corp..................................... 10,343,005  14,691,414
#   Power Mate Technology Co., Ltd....................    196,000     326,282
#   Power Quotient International Co., Ltd.............  1,211,400     451,606
#   Powertech Industrial Co., Ltd.....................    410,000     214,333
    Powertech Technology, Inc.........................  4,490,580   8,420,874
    Poya International Co., Ltd.......................    300,975   3,399,867
#   President Chain Store Corp........................  1,754,728  12,761,910
    President Securities Corp.........................  5,139,213   2,221,620
#*  Prime Electronics Satellitics, Inc................    834,511     241,433
    Prince Housing & Development Corp.................  7,306,140   2,299,620
#*  Princeton Technology Corp.........................  1,205,000     267,297
*   Prodisc Technology, Inc...........................    603,000          --
#   Promate Electronic Co., Ltd.......................    932,000     855,696
#   Promise Technology, Inc...........................  1,161,538     613,230
*   Protop Technology Co., Ltd........................    148,000          --
#   Qisda Corp........................................ 12,550,525   3,648,720
#   Qualipoly Chemical Corp...........................    634,000     527,608
#   Quanta Computer, Inc..............................  6,228,436  12,058,698
#   Quanta Storage, Inc...............................  1,294,000     817,208
*   Quintain Steel Co., Ltd...........................  2,100,059     328,765
#   Radiant Opto-Electronics Corp.....................  2,207,692   6,577,352
#   Radium Life Tech Co., Ltd.........................  4,864,570   2,150,705
#   Ralec Electronic Corp.............................    283,914     425,599
#   Realtek Semiconductor Corp........................  2,124,861   4,179,517
#   Rechi Precision Co., Ltd..........................  1,780,292   1,318,351
#   Rexon Industrial Corp., Ltd.......................     51,559      16,599
#   Rich Development Co., Ltd.........................  4,427,769   1,584,558
#   Richtek Technology Corp...........................    864,175   4,474,892
#*  Ritek Corp........................................ 19,944,268   1,812,969
#   Rotam Global Agrosciences, Ltd....................    517,217     614,732
#   Roundtop Machinery Industries Co., Ltd............     50,000      28,144
    Ruentex Development Co., Ltd......................  3,083,889   3,903,297
#   Ruentex Engineering & Construction Co.............    279,000     391,099
    Ruentex Industries, Ltd...........................  2,641,779   5,533,368
#   Run Long Construction Co., Ltd....................    664,352     640,288
#   Sampo Corp........................................  3,666,119   1,341,097
#   San Fang Chemical Industry Co., Ltd...............    970,893   1,074,719
#   San Far Property, Ltd.............................    117,000      63,924
#   San Shing Fastech Corp............................    421,475   1,019,344
#*  Sanyang Motor Co., Ltd............................  3,578,802   2,538,639
    Scan-D Corp.......................................     10,000      17,091
#   SCI Pharmtech, Inc................................    454,312   1,136,327
#   Scientech Corp....................................    338,000     633,774
#   ScinoPharm Taiwan, Ltd............................    642,470     681,900

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   SDI Corp..........................................    780,000 $   686,849
#   Sea Sonic Electronics Co., Ltd....................    202,000     192,772
#   Senao International Co., Ltd......................    458,547     697,007
#   Sercomm Corp......................................  1,609,000   3,410,579
#   Sesoda Corp.......................................  1,172,274   1,272,087
    Shan-Loong Transportation Co., Ltd................    150,247     104,649
    Sheng Yu Steel Co., Ltd...........................    699,000     387,318
#   ShenMao Technology, Inc...........................    588,450     497,070
    Shih Her Technologies, Inc........................    323,000     343,628
    Shih Wei Navigation Co., Ltd......................  1,376,887     680,347
#   Shihlin Electric & Engineering Corp...............  1,546,787   1,838,918
#*  Shihlin Paper Corp................................    420,000     416,593
    Shin Hai Gas Corp.................................      7,658      10,958
#   Shin Kong Financial Holding Co., Ltd.............. 37,782,716  11,062,541
    Shin Shin Natural Gas Co..........................      9,480       9,411
#   Shin Zu Shing Co., Ltd............................  1,155,245   3,019,182
    Shinih Enterprise Co., Ltd........................    119,000     140,821
#*  Shining Building Business Co., Ltd................  2,221,324     906,284
    Shinkong Insurance Co., Ltd.......................  1,553,784   1,068,529
    Shinkong Synthetic Fibers Corp.................... 10,151,844   3,180,533
#   Shinkong Textile Co., Ltd.........................    867,169   1,064,683
#   Shiny Chemical Industrial Co., Ltd................    324,717     411,090
    Shuttle, Inc......................................  2,267,000     556,121
    Sigurd Microelectronics Corp......................  2,515,877   1,728,970
#*  Silicon Integrated Systems Corp...................  3,257,233     603,967
    Silicon Power Computer & Communications, Inc......    303,000     150,612
#   Siliconware Precision Industries Co., Ltd.........  9,249,492  10,503,002
#   Siliconware Precision Industries Co., Ltd.
      Sponsored ADR...................................    452,291   2,559,967
#   Silitech Technology Corp..........................    932,117     595,382
#   Simplo Technology Co., Ltd........................  1,433,800   5,901,047
#   Sinbon Electronics Co., Ltd.......................  1,295,000   2,014,758
    Sincere Navigation Corp...........................  2,277,370   1,648,040
*   Singatron Enterprise Co., Ltd.....................    373,000      94,636
    Sinher Technology, Inc............................     40,000      49,899
    Sinkang Industries Co., Ltd.......................    177,866      55,022
#   Sinmag Equipment Corp.............................    234,442   1,292,935
#*  Sino-American Electronic Co., Ltd.................    133,500     292,615
#   Sino-American Silicon Products, Inc...............  3,885,000   4,219,173
#   Sinon Corp........................................  2,451,740   1,097,060
    SinoPac Financial Holdings Co., Ltd............... 33,680,475  14,361,645
#   Sinphar Pharmaceutical Co., Ltd...................    755,526     664,327
#   Sinyi Realty, Inc.................................  1,423,933   1,298,085
#   Sirtec International Co., Ltd.....................    853,000   1,350,299
    Sitronix Technology Corp..........................    886,774   2,177,129
#   Siward Crystal Technology Co., Ltd................  1,204,705     618,957
#   Soft-World International Corp.....................    580,000     965,055
#   Solar Applied Materials Technology Co.............  2,371,084   1,499,438
#*  Solartech Energy Corp.............................  2,649,062   1,440,306
    Solomon Technology Corp...........................    238,537     109,508
*   Solytech Enterprise Corp..........................  1,152,676     151,677
#   Sonix Technology Co., Ltd.........................    825,000     951,680
#   Southeast Cement Co., Ltd.........................  1,181,000     535,250
#   Spirox Corp.......................................    225,145      93,819

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   Sporton International, Inc........................    390,764 $ 2,397,072
#   St Shine Optical Co., Ltd.........................    309,000   4,020,617
#   Standard Chemical & Pharmaceutical Co., Ltd.......    612,040     573,151
    Standard Foods Corp...............................  1,107,310   3,348,975
    Stark Technology, Inc.............................    747,400     600,884
    STATS ChipPAC Taiwan Semiconductor Corp...........     40,000      26,708
#   Sunonwealth Electric Machine Industry Co., Ltd....  1,004,001     481,948
#*  Sunplus Technology Co., Ltd.......................  2,039,153     867,747
#   Sunrex Technology Corp............................  2,057,351     795,085
#*  Sunspring Metal Corp..............................    697,000     865,987
*   Super Dragon Technology Co., Ltd..................    262,330     116,030
#   Supreme Electronics Co., Ltd......................  2,124,502     885,271
#   Swancor Ind Co., Ltd..............................    368,565   2,518,977
    Sweeten Construction Co., Ltd.....................    834,784     459,640
#   Syncmold Enterprise Corp..........................    779,000   1,060,450
#   Synmosa Biopharma Corp............................     71,495      73,974
    Synnex Technology International Corp..............  5,758,745   6,937,495
#   Sysage Technology Co., Ltd........................    462,985     394,463
#   Systex Corp.......................................     87,293     146,355
#   T-Mac Techvest PCB Co., Ltd.......................    568,000     203,399
#   TA Chen Stainless Pipe............................  4,533,805   2,314,698
#*  Ta Chong Bank, Ltd................................ 13,089,549   5,307,572
#   Ta Chong Securities Co., Ltd......................  1,484,000     430,167
    Ta Ya Electric Wire & Cable.......................  3,031,520     480,277
#   Ta Yih Industrial Co., Ltd........................     87,000     215,121
#   TA-I Technology Co., Ltd..........................  1,150,296     476,254
    Tah Hsin Industrial Corp..........................    456,300     338,348
    TAI Roun Products Co., Ltd........................    263,000      82,425
#   Tai Tung Communication Co., Ltd...................    389,353     284,898
#   Taichung Commercial Bank Co., Ltd................. 13,517,538   4,497,183
#   TaiDoc Technology Corp............................    291,000     638,032
#   Taiflex Scientific Co., Ltd.......................  1,074,000   1,324,035
#   Taimide Tech, Inc.................................    434,000     536,437
#   Tainan Enterprises Co., Ltd.......................    818,289     648,560
#   Tainan Spinning Co., Ltd..........................  7,244,791   3,351,045
    Tainergy Tech Co., Ltd............................    450,000     207,611
    Taishin Financial Holding Co., Ltd................ 43,179,248  17,102,177
#*  Taisun Enterprise Co., Ltd........................  1,926,578     719,994
#*  Taita Chemical Co., Ltd...........................  1,184,609     281,456
#   Taiwan Acceptance Corp............................    752,000   1,694,066
    Taiwan Building Materials Co., Ltd................  8,876,672   2,534,128
#*  Taiwan Business Bank.............................. 18,514,457   5,398,264
#   Taiwan Cement Corp................................ 15,834,350  17,142,457
#   Taiwan Chinsan Electronic Industrial Co., Ltd.....    499,000     593,138
#   Taiwan Cogeneration Corp..........................  2,235,657   1,655,587
    Taiwan Cooperative Financial Holding Co., Ltd..... 28,320,977  14,214,284
#   Taiwan FamilyMart Co., Ltd........................    165,000   1,127,878
#   Taiwan Fertilizer Co., Ltd........................  3,492,000   5,118,310
    Taiwan Fire & Marine Insurance Co., Ltd...........  1,122,880     776,265
*   Taiwan Flourescent Lamp Co., Ltd..................    119,000          --
#   Taiwan FU Hsing Industrial Co., Ltd...............    852,000   1,005,790
#*  Taiwan Glass Industry Corp........................  4,313,895   1,949,620
#   Taiwan Hon Chuan Enterprise Co., Ltd..............  1,972,545   3,093,748

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
TAIWAN -- (Continued)
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.....  1,197,000 $    662,472
*   Taiwan Kolin Co., Ltd.............................    508,000           --
#   Taiwan Land Development Corp......................  5,861,766    2,102,167
*   Taiwan Life Insurance Co., Ltd....................  2,970,695    2,979,481
#   Taiwan Line Tek Electronic........................    525,066      251,508
#   Taiwan Mask Corp..................................  1,011,050      255,854
    Taiwan Mobile Co., Ltd............................  3,691,900   12,209,607
    Taiwan Navigation Co., Ltd........................  1,157,720      604,903
#   Taiwan Paiho, Ltd.................................  1,762,152    3,681,896
#   Taiwan PCB Techvest Co., Ltd......................  2,085,816    2,099,011
#*  Taiwan Prosperity Chemical Corp...................  1,108,000      524,485
*   Taiwan Pulp & Paper Corp..........................  2,272,260      784,686
    Taiwan Sakura Corp................................  1,458,304      921,821
#   Taiwan Sanyo Electric Co., Ltd....................    424,650      356,453
#   Taiwan Secom Co., Ltd.............................  1,012,405    3,042,400
    Taiwan Semiconductor Co., Ltd.....................  1,935,000    1,536,019
#   Taiwan Semiconductor Manufacturing Co., Ltd....... 41,147,652  179,815,600
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR...................................  4,258,109   94,146,790
    Taiwan Sogo Shin Kong SEC.........................  1,185,561    1,406,848
#   Taiwan Styrene Monomer............................  4,133,404    1,934,017
    Taiwan Surface Mounting Technology Corp...........  2,055,674    1,777,889
#   Taiwan TEA Corp...................................  5,125,896    2,240,130
#   Taiwan Union Technology Corp......................  1,977,000    1,394,792
#   Taiyen Biotech Co., Ltd...........................  1,100,910      813,105
#*  Tatung Co., Ltd................................... 15,402,588    2,839,659
#   Te Chang Construction Co., Ltd....................    486,003      380,100
#   Teco Electric and Machinery Co., Ltd..............  9,019,000    7,083,558
*   Tekcore Co., Ltd..................................    359,000       48,105
    Ten Ren Tea Co., Ltd..............................    180,170      233,437
#   Test Research, Inc................................  1,205,370    2,131,021
#   Test-Rite International Co., Ltd..................  1,891,166    1,240,016
#   Tex-Ray Industrial Co., Ltd.......................    960,000      373,478
    Thinking Electronic Industrial Co., Ltd...........    528,058      659,764
#   Thye Ming Industrial Co., Ltd.....................    939,992      970,636
    TNC Industrial Corp., Ltd.........................     58,000       25,520
#   Ton Yi Industrial Corp............................  3,703,300    1,803,506
#   Tong Hsing Electronic Industries, Ltd.............  1,027,534    1,905,172
#   Tong Yang Industry Co., Ltd.......................  3,172,341    3,380,488
#   Tong-Tai Machine & Tool Co., Ltd..................  1,568,804    1,088,415
    Topco Scientific Co., Ltd.........................    896,790    1,517,544
#   Topco Technologies Corp...........................    196,000      383,985
#   Topoint Technology Co., Ltd.......................  1,203,771      786,192
#   Toung Loong Textile Manufacturing.................    547,000    2,052,360
#   TPK Holding Co., Ltd..............................  1,119,000    3,827,362
#   Trade-Van Information Services Co.................    334,000      267,237
    Transasia Airways Corp............................  1,619,000      455,916
    Transcend Information, Inc........................    664,870    1,981,065
#   Tripod Technology Corp............................  2,492,660    3,922,374
#   TrueLight Corp....................................    561,000    1,199,040
*   Tsann Kuen Enterprise Co., Ltd....................    616,441      443,177
#   TSC Auto ID Technology Co., Ltd...................    141,700    1,104,256
#   TSRC Corp.........................................  2,759,154    1,918,582
#   Ttet Union Corp...................................    221,000      501,166

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
#   TTFB Co., Ltd.....................................     55,000 $   416,563
#   TTY Biopharm Co., Ltd.............................    691,991   1,991,506
#   Tung Ho Steel Enterprise Corp.....................  5,691,645   3,535,363
    Tung Ho Textile Co., Ltd..........................    561,000     120,802
#   Tung Thih Electronic Co., Ltd.....................    429,848   2,398,489
#   TURVO International Co., Ltd......................    421,464     774,861
#   TXC Corp..........................................  2,100,762   2,269,471
#*  TYC Brother Industrial Co., Ltd...................  1,514,333     934,429
#*  Tycoons Group Enterprise..........................  2,870,121     371,880
    Tyntek Corp.......................................  2,001,413     760,391
    U-Ming Marine Transport Corp......................  2,069,200   2,653,764
#   Ubright Optronics Corp............................    237,000     181,921
#   Uni-President Enterprises Corp.................... 16,917,052  29,764,877
    Unic Technology Corp..............................    162,439      41,071
#   Unimicron Technology Corp.........................  9,159,563   4,325,275
#*  Union Bank Of Taiwan..............................  4,893,983   1,620,134
#   Union Insurance Co., Ltd..........................    589,895     377,687
#   Unitech Computer Co., Ltd.........................    778,365     389,137
#   Unitech Printed Circuit Board Corp................  4,066,921   1,491,285
#   United Integrated Services Co., Ltd...............  1,425,800   1,407,790
#   United Microelectronics Corp...................... 65,588,441  23,443,820
    United Orthopedic Corp............................     80,000     147,849
#   Unity Opto Technology Co., Ltd....................  2,047,276   1,177,927
#   Universal Cement Corp.............................  2,632,668   1,986,353
    Universal Microwave Technology, Inc...............     65,000     149,471
#   Unizyx Holding Corp...............................  2,838,496   1,057,606
    UPC Technology Corp...............................  4,932,471   1,475,555
#   Userjoy Technology Co., Ltd.......................     89,000     103,274
    USI Corp..........................................  5,045,557   1,775,262
    Usun Technology Co., Ltd..........................    115,000     211,475
#   Vanguard International Semiconductor Corp.........  4,247,000   4,985,101
    Ve Wong Corp......................................    692,524     480,230
#   Viking Tech Corp..................................    413,464     257,684
#   Visual Photonics Epitaxy Co., Ltd.................  1,220,966   1,553,340
#   Vivotek, Inc......................................    564,960   1,382,548
#*  Wafer Works Corp..................................  3,249,372   1,086,311
#   Wah Hong Industrial Corp..........................    364,280     198,478
#   Wah Lee Industrial Corp...........................  1,078,000   1,504,883
*   Walsin Lihwa Corp................................. 24,743,307   5,477,935
#   Walsin Technology Corp............................  3,970,551   1,381,619
#   Walton Advanced Engineering, Inc..................  2,037,662     484,394
    Wan Hai Lines, Ltd................................  4,495,026   3,770,528
    WAN HWA Enterprise Co.............................    468,734     225,070
#   Waterland Financial Holdings Co., Ltd.............  6,108,940   1,608,214
#*  Ways Technical Corp., Ltd.........................    474,000     221,785
#*  Wei Chuan Foods Corp..............................  2,320,000   1,582,715
#*  Wei Mon Industry Co., Ltd.........................  2,514,674     181,136
#   Weikeng Industrial Co., Ltd.......................  1,081,450     671,732
    Well Shin Technology Co., Ltd.....................    525,443     654,184
#*  Wha Yu Industrial Co., Ltd........................     59,000      20,595
    Win Semiconductors Corp...........................  4,731,000   5,061,487
#*  Winbond Electronics Corp.......................... 21,802,000   4,803,285
    Wintek Corp.......................................  6,349,135     138,017

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES      VALUE++
                                                     ---------- --------------
TAIWAN -- (Continued)
#   Wisdom Marine Lines Co., Ltd....................  1,820,415 $    2,116,601
#   Wistron Corp.................................... 12,996,955      8,505,393
#   Wistron NeWeb Corp..............................  1,652,859      4,119,182
    WPG Holdings, Ltd...............................  6,354,041      7,220,148
#   WT Microelectronics Co., Ltd....................  2,705,113      3,251,066
#   WUS Printed Circuit Co., Ltd....................  2,798,000      2,038,162
#   X-Legend Entertainment Co., Ltd.................    117,375        497,726
#   XAC Automation Corp.............................    324,000        782,717
#   Xxentria Technology Materials Corp..............    617,736      1,684,476
    Yageo Corp......................................  3,072,270      4,384,903
*   Yang Ming Marine Transport Corp................. 11,540,157      3,970,160
#   YC Co., Ltd.....................................  2,721,122        984,947
#   YC INOX Co., Ltd................................  2,276,691      1,356,735
    YCC Parts Manufacturing Co., Ltd................     51,000        136,882
#   Yea Shin International Development Co., Ltd.....  1,157,704        632,388
#   Yeong Guan Energy Technology Group Co., Ltd.....    435,313      2,620,126
#   YFY, Inc........................................  8,681,997      2,820,131
#   Yi Jinn Industrial Co., Ltd.....................  2,142,440        840,186
    Yieh Phui Enterprise Co., Ltd...................  6,868,324      1,763,159
#   Yonyu Plastics Co., Ltd.........................    491,050        412,576
#*  Young Fast Optoelectronics Co., Ltd.............    880,137        313,472
#   Young Optics, Inc...............................    428,214        440,082
#   Youngtek Electronics Corp.......................    793,633      1,248,958
    Yuanta Financial Holding Co., Ltd............... 37,379,252     17,764,412
    Yufo Electronics Co., Ltd.......................    108,000         60,207
    Yulon Motor Co., Ltd............................  5,105,715      4,982,737
    Yung Chi Paint & Varnish Manufacturing Co.,
       Ltd..........................................    356,350        939,205
#   Yungshin Construction & Development Co., Ltd....    341,000        534,784
    YungShin Global Holding Corp....................    768,000      1,192,253
#   Yungtay Engineering Co., Ltd....................  2,348,000      3,700,918
#   Zeng Hsing Industrial Co., Ltd..................    363,974      1,779,675
#   Zenitron Corp...................................  1,290,000        695,917
#   Zhen Ding Technology Holding, Ltd...............  1,833,150      5,686,713
    Zig Sheng Industrial Co., Ltd...................  3,805,638      1,448,724
#   Zinwell Corp....................................  1,801,979      1,941,578
#   Zippy Technology Corp...........................    676,028        736,278
#   ZongTai Real Estate Development Co., Ltd........    745,276        377,954
                                                                --------------
TOTAL TAIWAN........................................             2,271,055,302
                                                                --------------
THAILAND -- (2.8%)
    AAPICO Hitech PCL...............................    751,080        294,082
    Advanced Info Service PCL.......................  2,624,509     18,616,180
    Advanced Information Technology PCL.............     87,300         70,593
    Airports of Thailand PCL........................  1,357,300     11,322,066
*   AJ Plast PCL....................................  1,550,300        299,107
    Amarin Printing & Publishing PCL................     46,970         14,393
    Amata Corp. PCL.................................  4,296,600      1,718,884
    Ananda Development PCL..........................  6,415,500        582,483
    AP Thailand PCL................................. 13,077,376      2,189,148
*   Asia Aviation PCL...............................  5,439,900        753,205
    Asia Green Energy PCL...........................  2,720,373        138,932
    Asia Plus Group Holdings PCL(B081Z10)...........  1,260,100        144,440
    Asia Plus Group Holdings PCL(BZ22310)...........  6,853,100        785,545

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
THAILAND -- (Continued)
    Asia Sermkij Leasing PCL..........................     70,600 $    38,059
    Asian Insulators PCL..............................  9,576,560     413,005
    Asian Phytoceuticals PCL..........................    158,900       9,738
    Bangchak Petroleum PCL (The)......................  5,933,900   5,766,380
    Bangkok Aviation Fuel Services PCL................  1,568,242   1,112,386
    Bangkok Bank PCL(6077019).........................  1,189,800   5,603,825
    Bangkok Bank PCL(6368360).........................  1,028,300   4,843,178
    Bangkok Chain Hospital PCL........................  7,056,450   1,371,448
    Bangkok Dusit Medical Services PCL................ 16,849,900   9,609,391
    Bangkok Expressway PCL............................  2,857,400   3,080,755
    Bangkok Insurance PCL.............................     16,040     166,567
    Bangkok Land PCL(6712893).........................  2,802,700     116,100
    Bangkok Land PCL(6712912)......................... 66,298,700   2,746,378
    Bangkok Life Assurance PCL........................  2,309,840   3,211,297
*   Bangkok Metro PCL.................................  8,980,500     471,384
    Banpu PCL.........................................  6,994,540   4,961,370
    Beauty Community PCL..............................  2,758,300     331,826
    BEC World PCL.....................................  3,410,900   3,483,967
    Berli Jucker PCL..................................  2,917,000   2,751,887
    Big C Supercenter PCL(6368434)....................    978,400   5,093,954
    Big C Supercenter PCL(6763932)....................    302,400   1,574,419
    Bumrungrad Hospital PCL...........................  1,148,900   6,649,896
    Cal-Comp Electronics Thailand PCL................. 14,331,328   1,325,582
    Central Pattana PCL...............................  4,578,000   6,137,339
    Central Plaza Hotel PCL...........................  3,444,200   3,640,132
    CH Karnchang PCL..................................  3,496,267   2,579,173
    Charoen Pokphand Foods PCL........................ 11,280,800   6,689,423
    Charoong Thai Wire & Cable PCL....................  1,034,400     255,335
    Christiani & Nielsen Thai.........................  2,094,400     235,319
    Chularat Hospital PCL.............................  2,132,700     117,996
    CK Power PCL...................................... 13,800,410   1,010,216
    COL PCL...........................................     23,200      30,279
*   Country Group Development PCL.....................  1,538,100      55,423
*   Country Group Holdings PCL........................  4,415,811     162,876
    CP ALL PCL........................................  7,505,000  10,221,024
    CS Loxinfo PCL....................................  1,599,300     301,755
    Delta Electronics Thailand PCL....................  2,322,700   5,305,074
    Demco PCL.........................................  1,623,800     552,861
    Dhipaya Insurance PCL.............................    467,400     493,989
    Diamond Building Products PCL.....................  3,315,400     447,760
    DSG International Thailand PCL....................  2,609,160     473,787
    Dynasty Ceramic PCL............................... 15,049,760   1,588,455
    E for L Aim PCL...................................    758,200      23,233
    Eastern Water Resources Development and
      Management PCL..................................  3,235,100   1,055,572
    Electricity Generating PCL(6304643)...............    640,100   2,787,781
    Electricity Generating PCL(6368553)...............    161,000     701,192
    Energy Absolute PCL...............................  2,095,200   1,272,160
    Erawan Group PCL (The)............................  6,798,100     752,237
*   Esso Thailand PCL................................. 10,432,100   1,568,737
*   Everland PCL......................................  1,908,100      70,380
*   G J Steel PCL..................................... 10,150,705      69,121
*   G Steel PCL.......................................  4,546,840      43,862
    GFPT PCL..........................................  4,470,722   1,249,443

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
THAILAND -- (Continued)
    Glow Energy PCL...................................  2,032,700 $ 5,147,354
*   GMM Grammy PCL....................................    258,000      87,842
*   Golden Land Property Development PCL(6368586).....    816,400     142,456
*   Golden Land Property Development PCL(6375296).....  3,518,900     614,023
    Grand Canal Land PCL..............................  4,831,500     411,250
    Grande Asset Hotels & Property PCL................ 10,825,815     344,018
    Hana Microelectronics PCL.........................  2,228,657   2,055,082
    Home Product Center PCL........................... 18,077,015   3,205,599
    ICC International PCL.............................     51,000      56,072
    Indorama Ventures PCL.............................  9,254,000   6,957,895
    Intouch Holdings PCL..............................  2,219,900   5,149,009
    IRPC PCL.......................................... 51,019,290   6,079,757
*   Italian-Thai Development PCL...................... 11,706,619   2,441,301
*   ITV PCL...........................................    183,700          --
    Jasmine International PCL......................... 27,376,600   3,883,757
    Jay Mart PCL......................................  2,118,175     552,907
    Jubilee Enterprise PCL............................    102,600      64,625
    Kang Yong Electric PCL............................      3,700      29,814
    Karmarts PCL......................................    198,900      30,756
    Kasikornbank PCL(6364766).........................  3,151,100  15,914,195
    Kasikornbank PCL(6888794).........................  1,466,600   7,427,666
    KCE Electronics PCL...............................  1,683,582   2,531,702
    KGI Securities Thailand PCL.......................  9,142,900     845,676
    Khon Kaen Sugar Industry PCL......................  9,811,680   1,107,972
    Kiatnakin Bank PCL................................  3,220,507   2,786,933
    Krung Thai Bank PCL............................... 26,535,275  13,175,410
    Krungthai Card PCL................................    187,600     421,827
    Laguna Resorts & Hotels PCL.......................     10,800       8,044
    Lam Soon Thailand PCL.............................    354,600      40,646
    Land & Houses PCL(6581930)........................  3,326,700     755,103
    Land & Houses PCL(6581941)........................ 14,699,780   3,315,740
    Lanna Resources PCL...............................  1,433,750     471,883
    LH Financial Group PCL............................  9,064,543     447,505
    Loxley PCL........................................  7,138,835     587,392
    LPN Development PCL(B00PXK5)......................    301,300     151,313
    LPN Development PCL(B00Q643)......................  3,991,000   2,004,276
    Major Cineplex Group PCL..........................  3,374,300   3,135,433
    Maybank Kim Eng Securities Thailand PCL...........    272,400     180,080
    MBK PCL...........................................  3,759,900   1,514,841
    MCOT PCL..........................................  1,566,000     528,739
    Mega Lifesciences PCL.............................    505,900     249,756
*   Millcon Steel PCL.................................    361,600      17,544
    Minor International PCL...........................  6,461,757   5,362,644
    MK Real Estate Development PCL....................  2,044,900     278,494
    MK Restaurants Group PCL..........................     74,600     119,589
    Modernform Group PCL..............................    455,500     120,192
    Muang Thai Insurance PCL..........................     19,800      84,548
    Muramoto Electron Thailand PCL....................      7,400      49,235
    Namyong Terminal PCL..............................    214,200      96,024
    Nation Multimedia Group PCL....................... 11,352,300     531,460
*   Nava Nakorn PCL...................................    405,800      18,422
    Noble Development PCL.............................     97,500      34,026
*   Nok Airlines PCL..................................    303,000      77,803

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
THAILAND -- (Continued)
    Padaeng Industry PCL..............................    192,800 $    87,524
*   Polyplex Thailand PCL.............................  2,338,500     636,958
    Precious Shipping PCL.............................  6,411,100   1,518,873
    Premier Marketing PCL.............................  1,034,000     296,309
    President Bakery PCL..............................      1,800       2,260
    Property Perfect PCL.............................. 23,756,700     620,121
    Pruksa Real Estate PCL............................  6,056,600   4,141,412
    PTG Energy PCL....................................  7,264,800   2,947,557
    PTT Exploration & Production PCL..................  5,802,869  15,394,191
    PTT Global Chemical PCL...........................  8,938,111  15,659,763
    PTT PCL...........................................  4,183,280  38,693,411
    Quality Houses PCL................................ 26,026,554   1,713,196
*   Raimon Land PCL................................... 16,410,000     595,965
    Ratchaburi Electricity Generating Holding
      PCL(6294249)....................................  1,322,200   2,016,407
    Ratchaburi Electricity Generating Holding
      PCL(6362771)....................................    731,100   1,114,956
    Ratchthani Leasing PCL............................  2,074,100     158,890
    Regional Container Lines PCL......................  3,720,600     902,571
    Robinson Department Store PCL.....................  1,649,100   1,988,559
    Rojana Industrial Park PCL........................  4,569,112     790,795
    RS PCL............................................  4,490,600   1,516,191
    Saha-Union PCL....................................    630,900     666,790
*   Sahaviriya Steel Industries PCL................... 72,645,680     329,786
    Samart Corp. PCL..................................  3,047,900   1,781,437
    Samart I-Mobile PCL............................... 13,963,700     689,370
    Samart Telcoms PCL................................  2,130,500   1,208,966
    Sansiri PCL....................................... 76,572,185   3,736,818
    SC Asset Corp PCL................................. 16,343,316   1,456,037
    Siam Cement PCL (The)(6609906)....................    128,200   1,927,819
    Siam Cement PCL (The)(6609928)....................    694,500  10,364,789
    Siam City Cement PCL(6363194).....................     19,700     204,574
    Siam City Cement PCL(6806387).....................    324,300   3,367,678
    Siam Commercial Bank PCL (The)....................  3,786,769  16,331,079
    Siam Future Development PCL.......................  7,233,325   1,149,287
    Siam Global House PCL.............................  5,843,762   1,343,012
    Siamgas & Petrochemicals PCL......................  3,638,000   1,073,491
    Sino-Thai Engineering & Construction PCL..........  4,680,471   3,067,637
    SNC Former PCL....................................    954,900     409,107
    Somboon Advance Technology PCL....................  2,067,625     985,561
    SPCG PCL..........................................  2,694,400   1,865,324
    Sri Ayudhya Capital PCL...........................    230,700     232,369
    Sri Trang Agro-Industry PCL.......................  6,947,500   2,385,154
    Sriracha Construction PCL.........................  1,160,600     839,702
    Srithai Superware PCL............................. 10,725,900     736,464
*   Stars Microelectronics Thailand PCL...............    663,900     201,553
    STP & I PCL.......................................  5,815,533   2,458,546
    Supalai PCL.......................................  7,112,100   3,450,615
*   Superblock PCL....................................  7,144,300     285,813
    Susco PCL.........................................  2,397,300     213,577
    SVI PCL...........................................  6,460,228     817,495
    Symphony Communication PCL........................    538,700     217,039
    Syntec Construction PCL...........................  4,606,700     392,115
*   Tata Steel Thailand PCL........................... 19,123,600     374,387
    Thai Agro Energy PCL..............................    279,230      26,937

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
THAILAND -- (Continued)
*   Thai Airways International PCL....................  7,798,637 $  2,765,866
    Thai Carbon Black PCL.............................    157,300      100,865
    Thai Central Chemical PCL.........................    233,100      158,729
    Thai Metal Trade PCL..............................    396,500       95,061
    Thai Oil PCL......................................  3,868,500    5,295,932
    Thai Rayon PCL....................................     20,400       13,255
    Thai Rung Union Car PCL...........................    526,800       63,374
    Thai Stanley Electric PCL(B01GKK6)................    150,500      811,321
    Thai Stanley Electric PCL(B01GKM8)................      5,600       30,030
    Thai Union Frozen Products PCL.................... 11,116,760    5,961,321
    Thai Vegetable Oil PCL............................  2,667,525    1,854,287
    Thai-German Ceramic Industry PCL..................  4,086,200      387,230
    Thaicom PCL.......................................  2,830,300    2,911,005
    Thanachart Capital PCL............................  5,363,300    4,755,373
    Thitikorn PCL.....................................    849,200      234,918
    Thoresen Thai Agencies PCL........................  6,223,900    2,225,029
    TICON Industrial Connection PCL...................  3,449,324    1,233,125
*   TIPCO Foods PCL...................................  1,182,000      425,916
    Tisco Financial Group PCL(B3KFW10)................    392,690      473,523
    Tisco Financial Group PCL(B3KFW76)................  2,415,200    2,912,356
    TMB Bank PCL...................................... 68,268,313    4,532,497
    Total Access Communication PCL(B1YWK08)...........  2,477,800    4,938,727
    Total Access Communication PCL(B231MK7)...........    200,000      398,638
    TPI Polene PCL.................................... 67,932,810    4,471,673
*   True Corp. PCL.................................... 32,976,493   10,104,869
    TTCL PCL(B5ML0D8).................................    195,104      164,686
    TTCL PCL(BWY4Y10).................................    756,468      638,528
    TTW PCL...........................................  9,222,800    3,009,284
*   U City PCL........................................ 43,907,800       49,832
    Union Mosaic Industry PCL (The)...................  1,020,550      183,870
    Unique Engineering & Construction PCL.............  4,123,905    2,035,918
    Univanich Palm Oil PCL............................    477,000      133,308
    Univentures PCL...................................  3,682,600      663,484
    Vanachai Group PCL................................  4,207,520    1,635,495
    VGI Global Media PCL..............................    977,000      127,513
    Vibhavadi Medical Center PCL...................... 29,968,100    1,275,419
    Vinythai PCL......................................  2,320,500      651,807
    Workpoint Entertainment PCL.......................  1,122,680    1,210,437
                                                                  ------------
TOTAL THAILAND........................................             477,520,152
                                                                  ------------
TURKEY -- (1.9%)
    Adana Cimento Sanayii TAS Class A.................    413,369    1,004,257
#   Adel Kalemcilik Ticaret ve Sanayi A.S.............     33,721      772,141
#*  Adese Alisveris Merkezleri Ticaret A.S............    238,992      400,652
#*  Afyon Cimento Sanayi TAS..........................    959,366    2,803,793
#   Akbank TAS........................................  6,071,624   16,209,367
#   Akcansa Cimento A.S...............................    335,253    1,897,639
#*  Akenerji Elektrik Uretim A.S......................  2,669,779      932,656
#   Akfen Holding A.S.................................    627,708    1,825,954
    Aksa Akrilik Kimya Sanayii AS.....................    838,266    3,346,070
#   Aksigorta A.S.....................................    858,752      628,043
#   Alarko Holding A.S................................    841,229    1,059,892
#   Albaraka Turk Katilim Bankasi A.S.................  2,270,663    1,145,817

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
TURKEY -- (Continued)
#   Alkim Alkali Kimya A.S............................    99,584 $   492,242
    Anadolu Anonim Turk Sigorta Sirketi............... 1,661,495     861,956
#*  Anadolu Cam Sanayii A.S........................... 1,512,296     994,247
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S........   689,577   5,408,491
#   Anadolu Hayat Emeklilik A.S.......................   385,706     733,269
#   Arcelik A.S....................................... 1,281,935   6,747,742
#   Aselsan Elektronik Sanayi Ve Ticaret A.S..........   505,314   2,732,329
*   Asya Katilim Bankasi A.S.......................... 2,774,013     830,339
#   Aygaz A.S.........................................   271,764   1,025,622
    Bagfas Bandirma Gubre Fabrikalari A.S.............   217,307   1,040,469
    Baticim Bati Anadolu Cimento Sanayii A.S..........   195,186     498,950
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret
       A.S............................................   791,243     585,159
    BIM Birlesik Magazalar A.S........................   675,413  11,446,615
#   Bizim Toptan Satis Magazalari A.S.................   162,589     721,701
#*  Bolu Cimento Sanayii A.S..........................   651,461   1,200,535
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....   532,846   1,193,031
*   Boyner Perakende Ve Tekstil Yatirimlari AS........    80,744   1,879,541
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...   472,513   1,406,714
    Bursa Cimento Fabrikasi A.S.......................   201,688     312,856
    Celebi Hava Servisi A.S...........................   105,969   1,492,393
    Cimsa Cimento Sanayi VE Ticaret AS................   470,810   2,685,567
#   Coca-Cola Icecek A.S..............................   286,118   4,107,237
#*  Deva Holding A.S..................................   748,200     905,545
#*  Dogan Sirketler Grubu Holding A.S................. 6,727,590   1,331,362
    Dogus Otomotiv Servis ve Ticaret A.S..............   778,051   4,501,969
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S........   208,094     123,904
#   Eczacibasi Yatirim Holding Ortakligi A.S..........   329,650   1,153,290
#   EGE Endustri VE Ticaret A.S.......................    23,570   1,862,685
    EGE Seramik Sanayi ve Ticaret A.S.................   787,337   1,045,684
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S................ 1,575,493   1,524,916
    Enka Insaat ve Sanayi A.S......................... 1,626,067   2,942,365
#   Eregli Demir ve Celik Fabrikalari TAS............. 9,459,914  14,166,852
#*  Fenerbahce Futbol A.S.............................    89,248   1,343,387
#   Ford Otomotiv Sanayi A.S..........................   410,579   4,874,085
    Gentas Genel Metal Sanayi ve Ticaret A.S..........   164,361      69,284
#*  Global Yatirim Holding A.S........................ 2,519,937   1,576,199
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S...    61,429          --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S.............................................    93,845   2,436,383
#   Goodyear Lastikleri TAS...........................    41,833     890,975
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S..... 1,062,316     964,634
#   GSD Holding AS.................................... 1,982,878     902,098
    Gubre Fabrikalari TAS............................. 1,193,423   3,286,095
#*  Hurriyet Gazetecilik ve Matbaacilik AS............ 1,136,056     270,067
#*  Ihlas Holding A.S................................. 7,152,182     620,057
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi
      ve Ticaret A.S..................................    88,652     184,106
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      AS..............................................   753,290     682,761
    Is Finansal Kiralama A.S.......................... 1,029,474     285,899
    Is Yatirim Menkul Degerler A.S. Class A...........   201,635      76,980
#*  Izmir Demir Celik Sanayi A.S......................   648,933     472,615
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A.................................... 1,453,104     934,890
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B....................................   725,472     509,530
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D.................................... 5,499,149   2,931,363

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES       VALUE++
                                                     --------- ---------------
TURKEY -- (Continued)
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.......... 1,775,463 $       967,115
#*  Kartonsan Karton Sanayi ve Ticaret A.S..........     7,431         579,178
#   KOC Holding A.S................................. 1,999,381       8,867,628
#   Konya Cimento Sanayii A.S.......................    13,435       1,579,058
#   Koza Altin Isletmeleri A.S......................   333,116       2,802,893
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S... 1,358,132       1,270,087
#   Mardin Cimento Sanayii ve Ticaret A.S...........   444,720         665,112
*   Menderes Tekstil Sanayi ve Ticaret A.S..........   591,926         123,784
#*  Metro Ticari ve Mali Yatirimlar Holding A.S..... 2,312,918         610,511
#*  Migros Ticaret A.S..............................   210,233       1,562,632
*   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S..         1              --
#*  NET Holding A.S................................. 1,030,002       1,218,381
#*  Netas Telekomunikasyon A.S......................   354,339       1,609,661
#   Nuh Cimento Sanayi A.S..........................   199,358         683,442
#   Otokar Otomotiv Ve Savunma Sanayi A.S...........   122,830       3,788,646
#   Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S...................................   637,522         791,605
#*  Petkim Petrokimya Holding A.S................... 4,215,051       6,317,036
    Pinar Entegre Et ve Un Sanayi A.S...............    84,385         304,052
    Pinar SUT Mamulleri Sanayii A.S.................   109,189         937,370
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S...........................................   225,283         252,476
#*  Sasa Polyester Sanayi A.S.......................   850,000         769,587
#*  Sekerbank TAS................................... 3,374,483       1,908,716
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S........ 1,274,253       1,149,541
    Soda Sanayii A.S................................ 1,441,002       2,363,894
*   Tat Gida Sanayi A.S.............................   806,530       2,009,421
#   TAV Havalimanlari Holding A.S...................   836,592       6,355,660
#   Tekfen Holding A.S.............................. 1,326,465       2,015,929
#   Teknosa Ic Ve Dis Ticaret A.S...................   163,133         424,198
#*  Tekstil Bankasi A.S............................. 1,044,262         862,323
    Tofas Turk Otomobil Fabrikasi A.S...............   758,575       4,968,426
#   Trakya Cam Sanayi A.S........................... 4,075,099       3,008,019
*   Tupras Turkiye Petrol Rafinerileri A.S..........   300,420       7,796,901
#   Turcas Petrol A.S...............................   789,172         461,160
#*  Turk Hava Yollari AO............................ 4,612,990      15,003,409
    Turk Telekomunikasyon A.S....................... 1,442,615       3,581,324
#   Turk Traktor ve Ziraat Makineleri A.S...........   112,760       2,956,986
#   Turkcell Iletisim Hizmetleri A.S................ 1,688,543       7,728,033
#   Turkcell Iletisim Hizmetleri A.S. ADR...........   291,527       3,346,730
    Turkiye Garanti Bankasi A.S..................... 9,681,560      28,557,187
#   Turkiye Halk Bankasi A.S........................ 2,834,142      12,332,021
#   Turkiye Is Bankasi.............................. 5,416,105      10,532,073
#   Turkiye Sinai Kalkinma Bankasi A.S.............. 7,462,006       4,695,896
#   Turkiye Sise ve Cam Fabrikalari A.S............. 5,017,411       5,663,077
#   Turkiye Vakiflar Bankasi Tao.................... 4,615,069       6,945,869
#   Ulker Biskuvi Sanayi A.S........................   687,215       3,820,026
#*  Vestel Elektronik Sanayi ve Ticaret A.S......... 1,137,957       1,876,551
#   Yapi ve Kredi Bankasi A.S....................... 2,662,889       3,651,693
#*  Zorlu Enerji Elektrik Uretim A.S................ 1,709,059       1,042,324
                                                               ---------------
TOTAL TURKEY........................................               314,050,907
                                                               ---------------
TOTAL COMMON STOCKS.................................            15,194,983,027
                                                               ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
PREFERRED STOCKS -- (2.5%)

BRAZIL -- (2.4%)
    AES Tiete SA......................................   755,638 $  4,038,662
    Alpargatas SA.....................................   799,960    1,822,365
    Banco ABC Brasil SA(B23DMP8)......................   856,849    2,587,602
    Banco ABC Brasil SA(BYT8JC7)......................    32,536       98,256
    Banco Bradesco SA................................. 5,978,666   47,634,460
#   Banco Bradesco SA ADR............................. 6,067,281   48,174,211
    Banco Daycoval SA.................................   181,994      476,253
    Banco do Estado do Rio Grande do Sul SA Class B... 1,763,278    5,093,188
*   Banco Industrial e Comercial SA...................   306,755      704,185
    Banco Pan SA...................................... 1,370,328      612,334
    Banco Pine SA.....................................   192,365      280,910
    Banco Sofisa SA...................................    68,200       46,012
    Braskem SA Class A................................   305,475    1,118,783
    Centrais Eletricas Brasileiras SA Class B......... 1,259,700    3,141,938
    Centrais Eletricas Santa Catarina.................    64,363      258,659
    Cia Brasileira de Distribuicao....................   662,762   14,517,487
    Cia de Gas de Sao Paulo--COMGAS Class A...........   131,409    1,588,138
    Cia de Saneamento do Parana.......................   101,300      124,260
    Cia de Transmissao de Energia Eletrica Paulista...   309,493    3,745,788
    Cia Energetica de Minas Gerais.................... 3,013,790    8,309,168
    Cia Energetica de Sao Paulo Class B............... 1,098,514    6,137,523
    Cia Energetica do Ceara Class A...................    72,930      851,146
    Cia Ferro Ligas da Bahia--Ferbasa.................   215,882      509,449
    Cia Paranaense de Energia.........................   474,060    4,884,662
*   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA........................................ 1,022,386    4,511,822
    Eucatex SA Industria e Comercio...................    87,459       83,016
    Gerdau SA.........................................   970,227    1,671,852
*   Gol Linhas Aereas Inteligentes SA.................   558,166      925,943
    Itau Unibanco Holding SA.......................... 7,674,352   67,420,525
    Itau Unibanco Holding SA ADR...................... 7,267,963   63,085,918
    Lojas Americanas SA............................... 2,823,613   14,217,231
    Marcopolo SA...................................... 2,910,918    1,955,376
*   Oi SA.............................................   612,573      865,916
    Parana Banco SA...................................    45,100      125,133
*   Petroleo Brasileiro SA............................ 3,060,072    9,384,119
*   Petroleo Brasileiro SA Sponsored ADR.............. 5,086,335   31,280,960
    Randon Participacoes SA........................... 1,533,095    1,432,820
    Saraiva SA Livreiros Editores.....................    69,464       87,440
    Suzano Papel e Celulose SA Class A................ 2,017,599    9,893,686
    Telefonica Brasil SA..............................   586,986    7,736,876
    Unipar Carbocloro SA Class B......................   153,900      201,817
    Usinas Siderurgicas de Minas Gerais SA Class A.... 3,688,694    4,233,872
    Vale SA........................................... 2,589,117   11,078,013
    Vale SA Sponsored ADR............................. 4,002,993   17,172,840
                                                                 ------------
TOTAL BRAZIL..........................................            404,120,614
                                                                 ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B......................     4,999        7,709
    Embotelladora Andina SA...........................   139,928      319,480
    Embotelladora Andina SA Class B...................   627,610    1,773,812

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
CHILE -- (Continued)
    Sociedad Quimica y Minera de Chile SA Class B.....    11,313 $    154,119
                                                                 ------------
TOTAL CHILE...........................................              2,255,120
                                                                 ------------
COLOMBIA -- (0.1%)
*   Avianca Holdings SA............................... 1,016,047    1,100,718
    Banco Davivienda SA...............................   483,407    4,444,659
    Bancolombia SA....................................   237,693    2,282,843
    Grupo Aval Acciones y Valores SA.................. 5,815,354    2,503,833
    Grupo de Inversiones Suramericana SA..............   194,756    2,475,024
                                                                 ------------
TOTAL COLOMBIA........................................             12,807,077
                                                                 ------------
TOTAL PREFERRED STOCKS................................            419,182,811
                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cyrela Commercial Properties SA Empreendimentos e
      Participacoes Rights 08/28/15...................     6,950           40
*   Gol Linhas Aereas Inteligentes SA Rights
       08/14/15.......................................   126,980          371
                                                                 ------------
TOTAL BRAZIL....................................................          411
                                                                 ------------
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants
      10/14/16........................................   577,261       33,508
                                                                 ------------
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants
       07/10/17.......................................   242,033        1,109
                                                                 ------------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants
      11/06/19........................................   226,787       24,312
*   Eastern & Oriental Bhd Warrants 07/21/19.......... 1,267,837       94,479
*   KNM Group Bhd Warrants 04/20/21...................   286,727       10,871
*   Matrix Concept Holdings Bhd Warrants 07/20/20.....   303,750       46,462
*   O.S.K. Holdings Bhd Warrants 07/22/20............. 1,124,386           --
                                                                 ------------
TOTAL MALAYSIA........................................                176,124
                                                                 ------------
SOUTH AFRICA -- (0.0%)
*   Adcock Ingram Holdings, Ltd. Warrants 07/26/19....    30,984       18,370
                                                                 ------------
SOUTH KOREA -- (0.0%)
*   Foosung Co., Ltd. Rights 09/03/15.................    17,070       15,390
*   ISC Co. Rights 09/08/15...........................        60          537
#*  Meritz Securities Co., Ltd. Rights 08/21/15.......   288,410      389,427
*   SOLCO Biomedical Co., Ltd. Rights 09/04/15........    77,639       36,758
                                                                 ------------
TOTAL SOUTH KOREA.....................................                442,112
                                                                 ------------
TAIWAN -- (0.0%)
*   Achem Technology Corp. Rights 08/03/15............    57,582          274
*   Excelsior Medical Co., Ltd. Rights 08/14/15.......    29,534        2,526
*   First Financial Holdings, Ltd. Rights 09/11/15.... 4,213,823      306,979
    Ruentex Development Co., Ltd......................   413,650       15,722
                                                                 ------------
TOTAL TAIWAN..........................................                325,501
                                                                 ------------
THAILAND -- (0.0%)
*   CGH W2 Warrants 07/14/18..........................   367,984           --
*   CK Power PCL Warrants 05/28/20.................... 2,038,810       30,659

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                     SHARES        VALUE++
                                                   ----------- ---------------
THAILAND -- (Continued)
*     Country Group Holdings NVDR Warrants
        01/05/18..................................     611,437 $         7,980
*     Grand Canal Land PCL Warrants 06/29/18......     483,150          27,417
*     Italian-Thai Development PCL Warrants
        05/13/19..................................     990,304          46,361
*     Jasmine International PCL Warrants
        07/05/20..................................  12,392,202         499,274
*     Jay Mart PCL Rights 08/31/15................     359,815              --
*     Loxley PCL Warrants 09/30/17................      45,433           1,676
*     Raimon Land PCL Warrants 06/14/18...........   4,102,500          25,608
*     Samart Corp. PCL Warrants 02/19/18..........      52,600           2,940
*     Vibhavadi Medical Center PCL Warrants
        06/14/20..................................   2,465,150          56,654
                                                               ---------------
TOTAL THAILAND....................................                     698,569
                                                               ---------------
TOTAL RIGHTS/WARRANTS.............................                   1,695,704
                                                               ---------------
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%..........................  56,230,000         110,499
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund.............. 108,954,349   1,260,601,819
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $17,361,457,009)^^.........................             $16,876,573,860
                                                               ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil............... $  903,532,068              --     --  $   903,532,068
   Chile................     72,088,107 $   164,401,941     --      236,490,048
   China................    245,841,566   2,177,786,423     --    2,423,627,989
   Colombia.............     58,963,789              --     --       58,963,789
   Czech Republic.......             --      35,998,743     --       35,998,743
   Egypt................      2,146,089      12,320,662     --       14,466,751
   Greece...............        764,905      53,838,202     --       54,603,107
   Hungary..............        261,226      42,443,834     --       42,705,060
   India................    127,626,802   1,799,069,936     --    1,926,696,738
   Indonesia............     17,497,783     434,297,364     --      451,795,147
   Malaysia.............        171,491     681,204,210     --      681,375,701
   Mexico...............    807,950,396          14,920     --      807,965,316
   Netherlands..........             --         323,741     --          323,741
   Peru.................     20,465,302              --     --       20,465,302
   Philippines..........     11,080,233     266,366,324     --      277,446,557
   Poland...............             --     306,764,640     --      306,764,640
   Russia...............      8,399,327     198,149,500     --      206,548,827
   South Africa.........     87,426,593   1,275,335,548     --    1,362,762,141
   South Korea..........    107,961,878   2,212,186,865     --    2,320,148,743
   Taiwan...............    118,864,186   2,151,883,097     --    2,270,747,283
   Thailand.............    477,520,152              --     --      477,520,152
   Turkey...............      3,346,730     310,704,177     --      314,050,907
Preferred Stocks........
   Brazil...............    404,120,614              --     --      404,120,614
   Chile................             --       2,255,119     --        2,255,119
   Colombia.............     12,807,077              --     --       12,807,077
Rights/Warrants.........
   Brazil...............             --             411     --              411
   China................             --          33,508     --           33,508
   Indonesia............             --           1,109     --            1,109
   Malaysia.............             --         176,124     --          176,124
   South Africa.........             --          18,370     --           18,370
   South Korea..........             --         442,112     --          442,112
   Taiwan...............             --         309,779     --          309,779
   Thailand.............             --         698,569     --          698,569
Bonds...................
   India................             --         110,499     --          110,499
Securities Lending
  Collateral............             --   1,260,601,819     --    1,260,601,819
                         -------------- --------------- ------  ---------------
TOTAL................... $3,488,836,314 $13,387,737,546     --  $16,876,573,860
                         ============== =============== ======  ===============

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- ----------
COMMON STOCKS -- (94.9%)

Consumer Discretionary -- (14.3%)
#   Abercrombie & Fitch Co. Class A...................   1,639 $   32,928
    Advance Auto Parts, Inc...........................   2,053    357,653
*   Amazon.com, Inc...................................   8,709  4,669,330
*   AMC Networks, Inc. Class A........................   2,571    216,530
*   Apollo Education Group, Inc. Class A..............   1,705     21,841
    Aramark...........................................  10,142    322,718
#*  Ascena Retail Group, Inc..........................   3,200     40,064
#   Autoliv, Inc......................................   4,699    494,335
*   AutoNation, Inc...................................   4,819    300,416
*   AutoZone, Inc.....................................     645    452,106
#*  Bed Bath & Beyond, Inc............................   5,792    377,812
#   Best Buy Co., Inc.................................  20,340    656,779
    BorgWarner, Inc...................................   9,800    487,158
#   Brinker International, Inc........................   2,427    145,377
    Brunswick Corp....................................   4,399    233,543
*   Burlington Stores, Inc............................   3,700    203,648
#*  Cabela's, Inc.....................................   2,721    120,894
*   Cable One, Inc....................................     261    108,372
#   Cablevision Systems Corp. Class A.................   8,652    244,159
*   CarMax, Inc.......................................   5,067    326,872
    Carnival Corp.....................................   7,139    380,437
    Carter's, Inc.....................................   4,004    406,046
    CBS Corp. Class B.................................  13,011    695,698
*   Charter Communications, Inc. Class A..............   2,212    411,122
*   Chipotle Mexican Grill, Inc.......................     579    429,751
    Cinemark Holdings, Inc............................   6,744    266,118
    Clear Channel Outdoor Holdings, Inc. Class A......   1,800     17,388
    Coach, Inc........................................   7,910    246,792
    Columbia Sportswear Co............................   2,565    183,500
    Comcast Corp. Class A.............................  69,195  4,318,460
#   Comcast Corp. Special Class A.....................  13,535    843,772
    Dana Holding Corp.................................   3,382     62,770
    Darden Restaurants, Inc...........................   4,703    346,893
    Delphi Automotive P.L.C...........................   7,183    560,849
    Dick's Sporting Goods, Inc........................   5,380    274,272
    Dillard's, Inc. Class A...........................   3,022    307,881
*   Discovery Communications, Inc.....................   7,789    236,007
#*  Discovery Communications, Inc. Class A............   4,168    137,627
*   DISH Network Corp. Class A........................   5,663    365,886
    Dollar General Corp...............................   7,363    591,764
*   Dollar Tree, Inc..................................   5,270    411,218
    Domino's Pizza, Inc...............................   2,239    254,888
    DR Horton, Inc....................................  13,163    390,809
    DSW, Inc. Class A.................................   1,114     36,227
#   Dunkin' Brands Group, Inc.........................   4,588    247,247
    Expedia, Inc......................................   2,962    359,705
    Foot Locker, Inc..................................   6,015    424,358
    Ford Motor Co..................................... 123,946  1,838,119
*   Fossil Group, Inc.................................   2,756    189,475
#   GameStop Corp. Class A............................   8,511    390,229
*   Gannett Co., Inc..................................   5,749     72,725

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
#   Gap, Inc. (The)................................... 11,331 $  413,355
#   Garmin, Ltd.......................................  8,163    342,111
    General Motors Co................................. 42,754  1,347,179
    Gentex Corp....................................... 20,558    330,573
    Genuine Parts Co..................................  4,299    382,396
    GNC Holdings, Inc. Class A........................  5,821    286,451
    Goodyear Tire & Rubber Co. (The).................. 16,710    503,472
    Graham Holdings Co. Class B.......................    261    179,975
#*  Groupon, Inc...................................... 12,400     59,768
    H&R Block, Inc....................................  7,144    237,824
    Hanesbrands, Inc..................................  9,689    300,650
    Harley-Davidson, Inc..............................  5,862    341,755
    Harman International Industries, Inc..............  2,518    271,088
#   Hasbro, Inc.......................................  3,480    274,015
*   Hilton Worldwide Holdings, Inc.................... 11,596    311,353
    Home Depot, Inc. (The)............................ 31,956  3,739,811
    HSN, Inc..........................................  2,427    178,409
*   Hyatt Hotels Corp. Class A........................  1,277     71,295
*   International Game Technology P.L.C...............  1,034     20,473
    Interpublic Group of Cos., Inc. (The)............. 11,547    245,951
    Johnson Controls, Inc............................. 15,741    717,160
*   Kate Spade & Co...................................  4,746     95,490
#   Kohl's Corp....................................... 12,976    795,688
    L Brands, Inc.....................................  4,862    392,461
#*  Lands' End, Inc...................................    436     10,281
#   Las Vegas Sands Corp..............................  9,933    556,645
    Lear Corp.........................................  4,957    515,875
    Leggett & Platt, Inc..............................  4,055    193,870
#   Lennar Corp. Class A..............................  7,903    419,175
    Lennar Corp. Class B..............................    360     15,790
*   Liberty Broadband Corp............................  3,330    178,255
*   Liberty Broadband Corp. Class A...................    993     53,592
*   Liberty Interactive Corp., QVC Group Class
      A(53071M104).................................... 21,638    628,584
*   Liberty Interactive Corp., QVC Group Class
      A(531229102)....................................  3,637    137,479
*   Liberty Media Corp................................  8,291    312,571
*   Liberty TripAdvisor Holdings, Inc. Class A........  1,306     38,253
*   Liberty Ventures Series A.........................  5,816    241,248
    Lions Gate Entertainment Corp.....................  5,207    204,010
*   Live Nation Entertainment, Inc.................... 10,578    277,355
*   LKQ Corp.......................................... 11,361    357,417
    Lowe's Cos., Inc.................................. 24,055  1,668,455
*   Lululemon Athletica, Inc..........................  3,170    199,266
    Macy's, Inc.......................................  8,956    618,501
*   Madison Square Garden Co. (The) Class A...........  4,027    335,852
    Marriott International, Inc. Class A..............  4,202    305,107
#   Mattel, Inc....................................... 12,965    300,918
    McDonald's Corp................................... 23,613  2,357,994
*   MGM Resorts International......................... 22,601    443,432
*   Michael Kors Holdings, Ltd........................  4,568    191,810
*   Mohawk Industries, Inc............................  2,277    459,020
    Morningstar, Inc..................................    688     58,611
*   Murphy USA, Inc...................................    641     35,101
*   Netflix, Inc......................................  6,314    721,753

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    Newell Rubbermaid, Inc............................  6,641 $  287,423
*   News Corp. Class A................................ 13,738    202,361
*   News Corp. Class B................................  6,378     91,014
    NIKE, Inc. Class B................................ 14,660  1,689,125
    Nordstrom, Inc....................................  5,123    390,936
*   Norwegian Cruise Line Holdings, Ltd...............  6,347    396,180
*   NVR, Inc..........................................    163    242,877
*   O'Reilly Automotive, Inc..........................  2,528    607,504
*   Office Depot, Inc................................. 25,800    206,400
#   Omnicom Group, Inc................................  7,508    548,685
*   Panera Bread Co. Class A..........................  1,389    283,523
*   Penn National Gaming, Inc.........................  1,617     30,852
    Penske Automotive Group, Inc......................  6,406    345,924
#   Polaris Industries, Inc...........................  1,775    243,282
*   Priceline Group, Inc. (The).......................  1,148  1,427,618
    PulteGroup, Inc................................... 13,463    278,953
    PVH Corp..........................................  2,942    341,390
    Ralph Lauren Corp.................................  1,851    233,022
    Remy International, Inc...........................    280      8,288
    Restaurant Brands International, Inc..............  2,508    108,446
    Ross Stores, Inc.................................. 10,304    547,761
    Royal Caribbean Cruises, Ltd......................  9,548    857,888
*   Sally Beauty Holdings, Inc........................  6,353    189,256
#   Scripps Networks Interactive, Inc. Class A........  2,590    162,082
    Service Corp. International....................... 16,225    495,025
    Signet Jewelers, Ltd..............................  2,792    338,446
    Sinclair Broadcast Group, Inc. Class A............  1,610     46,722
#*  Sirius XM Holdings, Inc........................... 64,761    256,454
    Six Flags Entertainment Corp......................  5,159    240,616
*   Skechers U.S.A., Inc. Class A.....................  2,111    317,600
#   Sotheby's.........................................    898     37,563
    Staples, Inc...................................... 22,444    330,151
    Starbucks Corp.................................... 36,918  2,138,660
    Starwood Hotels & Resorts Worldwide, Inc..........  4,499    357,491
*   Starz.............................................  4,356    176,200
    Target Corp....................................... 17,980  1,471,663
    TEGNA, Inc........................................  5,199    151,447
*   Tempur Sealy International, Inc...................  1,700    128,435
*   Tenneco, Inc......................................  1,040     51,802
#*  Tesla Motors, Inc.................................  1,102    293,297
    Tiffany & Co......................................  3,360    321,552
    Time Warner Cable, Inc............................  3,195    607,082
    Time Warner, Inc.................................. 19,902  1,752,172
    Time, Inc.........................................  1,024     22,856
    TJX Cos., Inc. (The).............................. 16,724  1,167,670
*   Toll Brothers, Inc................................  6,636    258,273
*   TopBuild Corp.....................................    983     28,271
    Tractor Supply Co.................................  3,296    304,946
#*  TripAdvisor, Inc..................................  2,474    196,386
#   Tupperware Brands Corp............................    916     53,559
    Twenty-First Century Fox, Inc. Class A............ 30,071  1,037,149
    Twenty-First Century Fox, Inc. Class B............ 10,519    352,597
*   Ulta Salon Cosmetics & Fragrance, Inc.............  1,424    236,427

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Discretionary -- (Continued)
#*  Under Armour, Inc. Class A........................  3,397 $   337,424
*   Urban Outfitters, Inc.............................  7,418     241,975
    Vail Resorts, Inc.................................  2,144     235,175
    VF Corp...........................................  6,460     498,001
    Viacom, Inc. Class A..............................    134       7,658
    Viacom, Inc. Class B..............................  8,315     473,955
*   Vista Outdoor, Inc................................  2,060      97,170
*   Visteon Corp......................................  2,930     291,623
    Walt Disney Co. (The)............................. 37,845   4,541,400
    Wendy's Co. (The)................................. 24,001     246,250
    Whirlpool Corp....................................  3,335     592,730
    Williams-Sonoma, Inc..............................  2,795     236,625
    Wyndham Worldwide Corp............................  3,577     295,174
#   Wynn Resorts, Ltd.................................  1,086     112,108
    Yum! Brands, Inc.................................. 10,864     953,425
                                                              -----------
Total Consumer Discretionary..........................         81,237,486
                                                              -----------
Consumer Staples -- (8.3%)
    Altria Group, Inc................................. 47,252   2,569,564
    Archer-Daniels-Midland Co......................... 15,285     724,815
#   Avon Products, Inc................................  6,093      34,547
#*  Boston Beer Co., Inc. (The) Class A...............    500     110,260
#   Brown-Forman Corp. Class A........................    958     114,471
    Brown-Forman Corp. Class B........................  2,953     320,135
    Bunge, Ltd........................................  6,300     503,055
#   Campbell Soup Co..................................  7,136     351,876
    Church & Dwight Co., Inc..........................  2,859     246,817
#   Clorox Co. (The)..................................  3,185     356,529
    Coca-Cola Co. (The)............................... 87,957   3,613,273
    Coca-Cola Enterprises, Inc........................  7,887     402,868
    Colgate-Palmolive Co.............................. 22,453   1,527,253
    ConAgra Foods, Inc................................  9,654     425,355
    Constellation Brands, Inc. Class A................  3,632     435,913
    Costco Wholesale Corp.............................  9,357   1,359,572
    Coty, Inc. Class A................................  1,794      47,954
    CVS Health Corp................................... 33,004   3,711,960
    Dr Pepper Snapple Group, Inc......................  5,089     408,240
    Edgewell Personal Care Co.........................  2,136     204,436
*   Energizer Holdings, Inc...........................  1,436      55,300
    Estee Lauder Cos., Inc. (The) Class A.............  5,584     497,590
    Flowers Foods, Inc................................ 10,913     236,376
    General Mills, Inc................................ 13,902     809,235
*   Hain Celestial Group, Inc. (The)..................  4,545     308,969
#*  Herbalife, Ltd....................................  3,593     181,411
    Hershey Co. (The).................................  3,742     347,594
    Hormel Foods Corp.................................  5,898     349,221
    Ingredion, Inc....................................  5,018     442,588
    JM Smucker Co. (The)..............................  5,303     592,292
    Kellogg Co........................................  6,408     424,017
    Keurig Green Mountain, Inc........................  3,387     254,160
    Kimberly-Clark Corp...............................  8,968   1,031,051
    Kraft Heinz Co. (The)............................. 14,389   1,143,494
    Kroger Co. (The).................................. 22,712     891,219

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Staples -- (Continued)
#   McCormick & Co., Inc..............................  3,253 $   266,778
    Mead Johnson Nutrition Co.........................  4,954     437,884
    Molson Coors Brewing Co. Class B..................  5,915     420,793
    Mondelez International, Inc. Class A.............. 27,631   1,246,987
*   Monster Beverage Corp.............................  3,578     549,402
    Nu Skin Enterprises, Inc. Class A.................    695      27,557
    PepsiCo, Inc...................................... 36,020   3,470,527
    Philip Morris International, Inc.................. 28,674   2,452,487
#   Pilgrim's Pride Corp..............................  7,450     161,218
    Pinnacle Foods, Inc...............................  7,523     338,159
#   Pricesmart, Inc...................................    408      39,539
    Procter & Gamble Co. (The)........................ 57,218   4,388,621
    Reynolds American, Inc............................ 10,339     886,983
*   Rite Aid Corp..................................... 19,724     175,741
*   Seaboard Corp.....................................      4      13,900
    Spectrum Brands Holdings, Inc.....................  3,355     355,462
#*  Sprouts Farmers Market, Inc.......................  6,616     162,224
    Sysco Corp........................................ 12,973     471,050
*   TreeHouse Foods, Inc..............................    667      54,667
    Tyson Foods, Inc. Class A......................... 14,096     625,158
*   United Natural Foods, Inc.........................  2,243     102,124
    Wal-Mart Stores, Inc.............................. 41,936   3,018,553
    Walgreens Boots Alliance, Inc..................... 15,474   1,495,253
*   WhiteWave Foods Co. (The) Class A.................  5,830     300,945
    Whole Foods Market, Inc...........................  7,827     284,903
                                                              -----------
Total Consumer Staples................................         46,780,325
                                                              -----------
Energy -- (7.2%)
    Anadarko Petroleum Corp...........................  9,747     724,689
#*  Antero Resources Corp.............................  2,870      78,954
    Apache Corp.......................................  9,456     433,652
#   Atwood Oceanics, Inc..............................  1,717      35,714
    Baker Hughes, Inc.................................  4,244     246,789
    Cabot Oil & Gas Corp.............................. 12,514     327,366
    California Resources Corp.........................  4,959      20,977
*   Cameron International Corp........................ 10,362     522,866
*   Cheniere Energy, Inc..............................  4,607     317,745
#   Chesapeake Energy Corp............................ 18,603     161,102
    Chevron Corp...................................... 38,937   3,445,146
    Cimarex Energy Co.................................  4,281     445,738
#*  Cobalt International Energy, Inc..................  9,130      70,392
    Columbia Pipeline Group, Inc......................  6,046     176,422
*   Concho Resources, Inc.............................  4,296     457,782
    ConocoPhillips.................................... 29,924   1,506,374
#   CONSOL Energy, Inc................................  3,517      58,101
#*  Continental Resources, Inc........................  9,410     314,388
#   Core Laboratories NV..............................  1,848     202,596
    CVR Energy, Inc...................................  2,172      83,036
#   Denbury Resources, Inc............................  9,354      36,855
    Devon Energy Corp.................................  6,997     345,792
#   Diamond Offshore Drilling, Inc....................  3,433      75,354
*   Diamondback Energy, Inc...........................  3,745     252,038
*   Dril-Quip, Inc....................................    845      49,356

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Energy -- (Continued)
    Energen Corp......................................   2,535 $  139,932
    EnLink Midstream LLC..............................   3,216     86,671
    EOG Resources, Inc................................  16,092  1,242,141
    EQT Corp..........................................   2,843    218,485
    Exxon Mobil Corp.................................. 118,582  9,392,880
*   FMC Technologies, Inc.............................   9,447    309,484
*   Gulfport Energy Corp..............................   5,116    167,600
    Halliburton Co....................................  24,900  1,040,571
#   Helmerich & Payne, Inc............................   5,943    343,149
    Hess Corp.........................................   6,811    401,917
    HollyFrontier Corp................................   7,048    340,136
    Kinder Morgan, Inc................................  44,677  1,547,611
*   Kosmos Energy, Ltd................................   9,112     65,606
#*  Laredo Petroleum Holdings, Inc....................   2,647     22,685
#   LinnCo LLC........................................   2,321      9,052
    Marathon Oil Corp.................................  24,339    511,362
    Marathon Petroleum Corp...........................  20,995  1,147,797
    Murphy Oil Corp...................................   9,427    309,111
    Nabors Industries, Ltd............................  14,792    171,735
    National Oilwell Varco, Inc.......................   4,702    198,095
*   Newfield Exploration Co...........................   7,864    257,861
#   Noble Corp. P.L.C.................................   4,704     56,213
    Noble Energy, Inc.................................  17,859    629,173
#*  Oasis Petroleum, Inc..............................   4,231     40,744
    Occidental Petroleum Corp.........................  14,914  1,046,963
    Oceaneering International, Inc....................   2,631    105,293
*   Oil States International, Inc.....................   1,445     43,509
#   ONEOK, Inc........................................   5,902    223,037
#   Paragon Offshore P.L.C............................   1,568      1,168
    Patterson-UTI Energy, Inc.........................   4,601     75,847
#   Peabody Energy Corp...............................   4,708      5,650
    Phillips 66.......................................  13,420  1,066,890
    Pioneer Natural Resources Co......................   3,626    459,668
    QEP Resources, Inc................................   7,044     97,771
    Range Resources Corp..............................   9,063    356,538
    Rowan Cos. P.L.C. Class A.........................   2,040     35,149
#   RPC, Inc..........................................   3,262     40,123
    Schlumberger, Ltd.................................  36,887  3,054,981
#*  Seventy Seven Energy, Inc.........................     925      2,886
    SM Energy Co......................................   3,000    111,210
#*  Southwestern Energy Co............................  10,849    201,791
    Spectra Energy Corp...............................  13,099    396,376
    Superior Energy Services, Inc.....................   3,836     65,212
#   Targa Resources Corp..............................   3,986    352,562
#   Teekay Corp.......................................   2,475     88,630
    Tesoro Corp.......................................   8,977    873,821
#   Transocean, Ltd...................................  17,036    225,897
#*  Ultra Petroleum Corp..............................   2,722     21,177
    Valero Energy Corp................................  15,111    991,282
*   Weatherford International P.L.C...................  41,235    440,390
    Western Refining, Inc.............................   9,443    417,003
*   Whiting Petroleum Corp............................   8,798    180,271
    Williams Cos., Inc. (The).........................  14,190    744,691

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
    World Fuel Services Corp..........................   3,395 $   138,007
*   WPX Energy, Inc...................................   4,350      37,845
                                                               -----------
Total Energy..........................................          40,940,873
                                                               -----------
Financials -- (13.4%)
    ACE, Ltd..........................................   5,633     612,701
*   Affiliated Managers Group, Inc....................   2,198     456,964
    Aflac, Inc........................................  10,192     652,798
*   Alleghany Corp....................................     520     252,788
    Allied World Assurance Co. Holdings AG............   4,508     190,508
    Allstate Corp. (The)..............................   9,400     648,130
*   Ally Financial, Inc...............................  23,543     536,074
*   Altisource Portfolio Solutions SA.................     400      13,064
    American Express Co...............................  25,560   1,944,094
    American Financial Group, Inc.....................   4,381     302,070
    American International Group, Inc.................  25,938   1,663,145
    Ameriprise Financial, Inc.........................   5,413     680,252
#   Amtrust Financial Services, Inc...................   4,910     341,294
    Aon P.L.C.........................................   5,182     522,190
*   Arch Capital Group, Ltd...........................   4,395     313,627
    Arthur J Gallagher & Co...........................   7,033     333,575
    Artisan Partners Asset Management, Inc. Class A...     408      19,482
    Assurant, Inc.....................................   3,132     233,647
    Assured Guaranty, Ltd.............................   9,731     238,020
    Axis Capital Holdings, Ltd........................   4,612     265,467
    Bank of America Corp.............................. 180,929   3,235,011
    Bank of New York Mellon Corp. (The)...............  21,997     954,670
    Bank of the Ozarks, Inc...........................   3,326     146,743
    BB&T Corp.........................................  14,251     573,888
*   Berkshire Hathaway, Inc. Class B..................  30,664   4,376,979
    BlackRock, Inc....................................   2,178     732,505
#   BOK Financial Corp................................   2,503     166,349
    Brown & Brown, Inc................................   8,494     284,124
    Capital One Financial Corp........................  13,481   1,096,005
    CBOE Holdings, Inc................................   4,410     273,332
*   CBRE Group, Inc. Class A..........................   8,673     329,314
    Charles Schwab Corp. (The)........................  23,557     821,668
    Chubb Corp. (The).................................   3,910     486,130
    Cincinnati Financial Corp.........................   6,069     335,069
    CIT Group, Inc....................................   6,315     297,058
    Citigroup, Inc....................................  58,901   3,443,352
    City National Corp................................   2,441     219,470
    CME Group, Inc....................................   5,467     525,051
    CNA Financial Corp................................   1,453      57,568
    Comerica, Inc.....................................   6,400     303,552
#   Commerce Bancshares, Inc..........................   5,639     265,541
*   Credit Acceptance Corp............................     779     187,124
#   Cullen/Frost Bankers, Inc.........................   2,803     203,077
    Discover Financial Services.......................  15,072     841,168
*   E*TRADE Financial Corp............................  10,455     297,131
    East West Bancorp, Inc............................   8,586     384,309
    Eaton Vance Corp..................................   5,823     223,370

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    Erie Indemnity Co. Class A........................  3,236 $  279,299
    Everest Re Group, Ltd.............................  2,071    379,242
    Fifth Third Bancorp............................... 28,205    594,279
#   First American Financial Corp.....................  5,953    241,573
    First Niagara Financial Group, Inc................  6,123     59,454
    First Republic Bank...............................  6,099    389,055
    FirstMerit Corp...................................  2,975     55,752
    FNF Group.........................................  5,314    207,724
*   FNFV Group........................................  1,571     22,874
*   Forest City Enterprises, Inc. Class A.............  6,993    163,287
    Franklin Resources, Inc........................... 11,412    519,817
*   Genworth Financial, Inc. Class A..................  6,943     48,670
    Goldman Sachs Group, Inc. (The)...................  9,531  1,954,522
    Hartford Financial Services Group, Inc. (The)..... 10,279    488,766
    HCC Insurance Holdings, Inc.......................  4,062    313,424
*   Howard Hughes Corp. (The).........................  1,758    239,018
    Huntington Bancshares, Inc........................ 37,941    442,771
    Intercontinental Exchange, Inc....................  1,697    386,984
    Invesco, Ltd...................................... 16,004    617,754
    Investors Bancorp, Inc............................ 16,557    201,664
    Jones Lang LaSalle, Inc...........................  1,711    304,626
    JPMorgan Chase & Co............................... 72,286  4,953,760
    KeyCorp........................................... 30,876    458,200
    Legg Mason, Inc...................................  5,325    262,735
    Leucadia National Corp............................ 13,475    316,932
    Lincoln National Corp.............................  8,853    498,601
    Loews Corp........................................ 13,166    501,756
#   LPL Financial Holdings, Inc.......................  5,137    242,210
#   M&T Bank Corp.....................................  4,640    608,536
*   Markel Corp.......................................    424    377,254
    Marsh & McLennan Cos., Inc........................ 12,447    721,179
    McGraw Hill Financial, Inc........................  6,735    685,286
    MetLife, Inc...................................... 18,435  1,027,567
    Moody's Corp......................................  4,085    451,107
    Morgan Stanley.................................... 26,198  1,017,530
    MSCI, Inc.........................................  5,545    377,947
    NASDAQ OMX Group, Inc. (The)......................  5,904    301,281
    Navient Corp...................................... 22,826    358,368
#   New York Community Bancorp, Inc................... 15,930    303,148
    Northern Trust Corp...............................  9,511    727,496
    NorthStar Asset Management Group, Inc.............  5,300     97,096
#*  Ocwen Financial Corp..............................  1,417     11,945
    Old Republic International Corp................... 12,457    208,406
    PacWest Bancorp...................................  4,740    219,415
    PartnerRe, Ltd....................................  2,666    362,469
#   People's United Financial, Inc.................... 14,647    238,307
    PNC Financial Services Group, Inc. (The).......... 10,063    987,985
*   Popular, Inc......................................  1,497     45,838
    Principal Financial Group, Inc.................... 13,428    745,388
    ProAssurance Corp.................................    758     36,604
    Progressive Corp. (The)........................... 31,562    962,641
    Prosperity Bancshares, Inc........................  2,006    109,508
    Prudential Financial, Inc.........................  7,778    687,264

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Raymond James Financial, Inc......................   6,138 $   362,142
*   Realogy Holdings Corp.............................   5,933     270,070
    Regions Financial Corp............................  47,320     491,655
    Reinsurance Group of America, Inc.................   2,292     221,224
    RenaissanceRe Holdings, Ltd.......................   2,127     228,227
*   Santander Consumer USA Holdings, Inc..............  11,549     279,255
    SEI Investments Co................................   4,297     229,073
*   Signature Bank....................................   2,334     339,807
*   SLM Corp..........................................  23,827     217,541
*   Springleaf Holdings, Inc..........................   3,513     177,442
    State Street Corp.................................   6,976     534,083
    SunTrust Banks, Inc...............................   9,041     400,878
*   SVB Financial Group...............................   3,199     457,777
    Synovus Financial Corp............................   6,100     192,272
    T Rowe Price Group, Inc...........................   5,797     447,123
    TD Ameritrade Holding Corp........................   6,226     228,681
    TFS Financial Corp................................   8,617     145,283
#   Torchmark Corp....................................   4,783     294,681
    Travelers Cos., Inc. (The)........................  10,903   1,157,026
    U.S. Bancorp......................................  42,660   1,928,659
    Umpqua Holdings Corp..............................   9,585     170,038
    Unum Group........................................   8,969     321,449
    Validus Holdings, Ltd.............................   1,707      79,119
    Voya Financial, Inc...............................   8,166     383,394
    Waddell & Reed Financial, Inc. Class A............   4,900     220,059
    Wells Fargo & Co.................................. 115,533   6,685,895
    White Mountains Insurance Group, Ltd..............     200     141,200
    Willis Group Holdings P.L.C.......................   4,479     208,229
    WR Berkley Corp...................................   6,056     337,440
    XL Group P.L.C....................................  11,002     418,296
    Zions Bancorporation..............................   7,108     221,699
                                                               -----------
Total Financials......................................          75,883,479
                                                               -----------
Health Care -- (13.2%)
    Abbott Laboratories...............................  28,873   1,463,572
    AbbVie, Inc.......................................  43,147   3,020,721
#*  Acadia Healthcare Co., Inc........................   2,300     183,494
#*  ACADIA Pharmaceuticals, Inc.......................   2,775     135,448
    Aetna, Inc........................................  10,272   1,160,428
    Agilent Technologies, Inc.........................  10,067     412,244
*   Agios Pharmaceuticals, Inc........................     768      84,618
#*  Akorn, Inc........................................   4,201     193,708
*   Alere, Inc........................................   4,491     218,308
*   Alexion Pharmaceuticals, Inc......................   3,425     676,232
*   Align Technology, Inc.............................   3,368     211,174
#*  Alkermes P.L.C....................................   2,468     172,809
*   Allergan P.L.C....................................   7,673   2,540,914
*   Alnylam Pharmaceuticals, Inc......................   1,096     139,663
    AmerisourceBergen Corp............................   3,402     359,761
    Amgen, Inc........................................  15,373   2,714,718
*   Anacor Pharmaceuticals, Inc.......................     500      74,595
    Anthem, Inc.......................................   6,506   1,003,681
#*  athenahealth, Inc.................................   1,004     140,520

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
*   Baxalta, Inc...................................... 11,667 $  383,028
    Baxter International, Inc......................... 10,867    435,549
    Becton Dickinson and Co...........................  3,252    494,792
*   Bio-Rad Laboratories, Inc. Class A................  1,290    194,455
    Bio-Techne Corp...................................    900     98,442
*   Biogen, Inc.......................................  4,999  1,593,581
*   BioMarin Pharmaceutical, Inc......................  2,120    310,092
*   Bluebird Bio, Inc.................................  1,046    173,458
*   Boston Scientific Corp............................ 33,690    584,185
    Bristol-Myers Squibb Co........................... 25,879  1,698,698
*   Brookdale Senior Living, Inc......................  8,612    285,316
*   Bruker Corp.......................................  2,980     62,729
    Cardinal Health, Inc..............................  7,426    631,061
*   Celgene Corp...................................... 16,802  2,205,262
*   Centene Corp......................................  3,478    243,912
*   Cepheid...........................................  1,429     79,438
*   Cerner Corp.......................................  6,001    430,392
    Cigna Corp........................................  7,178  1,034,063
*   Community Health Systems, Inc.....................  8,658    506,580
#   Cooper Cos., Inc. (The)...........................    998    176,646
    CR Bard, Inc......................................  1,711    336,468
*   DaVita HealthCare Partners, Inc...................  8,299    655,870
    DENTSPLY International, Inc.......................  4,190    238,453
*   DexCom, Inc.......................................  2,248    190,293
*   Edwards Lifesciences Corp.........................  2,593    394,551
    Eli Lilly & Co.................................... 15,496  1,309,567
*   Endo International P.L.C..........................  2,920    255,617
*   Envision Healthcare Holdings, Inc.................  5,773    258,630
*   Express Scripts Holding Co........................ 20,951  1,887,057
    Gilead Sciences, Inc.............................. 35,244  4,153,858
#*  Halyard Health, Inc...............................    562     22,896
*   HCA Holdings, Inc.................................  6,246    580,940
*   Health Net, Inc...................................  4,758    318,120
    HealthSouth Corp..................................  3,083    140,893
*   Henry Schein, Inc.................................  2,091    309,426
*   Hologic, Inc...................................... 14,907    621,026
*   Horizon Pharma P.L.C..............................  4,466    164,572
*   Hospira, Inc......................................  4,754    425,245
    Humana, Inc.......................................  4,332    788,814
*   IDEXX Laboratories, Inc...........................  2,258    164,224
*   Illumina, Inc.....................................  3,125    685,312
*   IMS Health Holdings, Inc..........................  3,719    123,285
*   Incyte Corp.......................................  3,267    340,683
*   Intercept Pharmaceuticals, Inc....................    800    211,048
*   Intrexon Corp.....................................  3,002    195,881
*   Intuitive Surgical, Inc...........................    652    347,627
#*  Isis Pharmaceuticals, Inc.........................  1,382     75,913
*   Jazz Pharmaceuticals P.L.C........................  1,191    228,958
    Johnson & Johnson................................. 53,573  5,368,550
*   Laboratory Corp. of America Holdings..............  4,466    568,477
*   Mallinckrodt P.L.C................................  4,049    501,914
    McKesson Corp.....................................  5,196  1,146,082
*   Medivation, Inc...................................  1,963    206,763

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   MEDNAX, Inc.......................................   5,108 $   432,341
    Medtronic P.L.C...................................  15,882   1,244,990
    Merck & Co., Inc..................................  53,739   3,168,451
*   Mettler-Toledo International, Inc.................     714     241,046
*   Molina Healthcare, Inc............................   2,000     150,860
*   Mylan NV..........................................   8,126     454,975
*   Neurocrine Biosciences, Inc.......................   1,454      72,874
    Omnicare, Inc.....................................   4,254     412,000
#*  Opko Health, Inc..................................  14,063     230,211
    Patterson Cos., Inc...............................   4,971     249,345
    PerkinElmer, Inc..................................   5,530     292,648
    Perrigo Co. P.L.C.................................   2,233     429,183
    Pfizer, Inc....................................... 140,743   5,075,193
*   Premier, Inc. Class A.............................   1,200      42,912
    Quest Diagnostics, Inc............................   7,461     550,696
*   Quintiles Transnational Holdings, Inc.............   2,266     173,848
*   Receptos, Inc.....................................     800     182,288
*   Regeneron Pharmaceuticals, Inc....................   1,411     781,214
    ResMed, Inc.......................................   3,326     192,742
#*  Seattle Genetics, Inc.............................   2,518     120,537
*   Sirona Dental Systems, Inc........................   2,105     218,457
    St Jude Medical, Inc..............................   6,224     459,456
    STERIS Corp.......................................   3,748     259,099
    Stryker Corp......................................   5,201     531,906
*   Taro Pharmaceutical Industries, Ltd...............   1,303     181,573
*   Team Health Holdings, Inc.........................   3,861     260,270
#   Teleflex, Inc.....................................   1,975     264,630
*   Tenet Healthcare Corp.............................   5,478     308,411
    Thermo Fisher Scientific, Inc.....................   6,635     925,782
*   Ultragenyx Pharmaceutical, Inc....................     549      66,391
*   United Therapeutics Corp..........................   1,826     309,251
    UnitedHealth Group, Inc...........................  26,039   3,161,135
    Universal Health Services, Inc. Class B...........   4,487     651,647
*   Varian Medical Systems, Inc.......................   2,692     231,700
*   VCA, Inc..........................................   5,133     315,833
*   Vertex Pharmaceuticals, Inc.......................   2,862     386,370
*   Waters Corp.......................................   1,928     257,369
*   WellCare Health Plans, Inc........................   1,671     135,017
    West Pharmaceutical Services, Inc.................   2,962     177,335
    Zimmer Biomet Holdings, Inc.......................   7,301     759,815
#*  ZIOPHARM Oncology, Inc............................     486       6,493
    Zoetis, Inc.......................................  12,277     601,327
                                                               -----------
Total Health Care                                               74,712,921
                                                               -----------
Industrials -- (11.8%)
    3M Co.............................................  15,844   2,397,831
    Acuity Brands, Inc................................   1,421     285,891
#   ADT Corp. (The)...................................  15,590     538,323
*   AECOM.............................................   7,259     223,795
#   AGCO Corp.........................................   5,257     289,188
    Air Lease Corp....................................   3,866     136,663
    Alaska Air Group, Inc.............................   7,071     535,628
    Allegion P.L.C....................................   3,558     224,937

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    Allison Transmission Holdings, Inc................  10,093 $  294,514
    AMERCO............................................   1,583    568,883
    American Airlines Group, Inc......................  16,963    680,216
    AMETEK, Inc.......................................   8,030    425,991
    AO Smith Corp.....................................   3,579    257,044
*   Avis Budget Group, Inc............................   9,907    430,261
    B/E Aerospace, Inc................................   4,419    215,249
*   Babcock & Wilcox Enterprises, Inc.................   1,255     24,749
    Boeing Co. (The)..................................  16,333  2,354,729
    BWX Technologies, Inc.............................   2,510     61,646
    Carlisle Cos., Inc................................   3,286    332,740
#   Caterpillar, Inc..................................  18,189  1,430,201
    CH Robinson Worldwide, Inc........................   2,898    203,295
*   Chart Industries, Inc.............................     275      7,508
#   Chicago Bridge & Iron Co. NV......................   5,989    318,255
    Cintas Corp.......................................   3,385    289,418
    Civeo Corp........................................   2,890      6,185
#*  Clean Harbors, Inc................................   1,175     58,186
#*  Colfax Corp.......................................   6,366    242,799
#   Copa Holdings SA Class A..........................   1,800    135,954
*   Copart, Inc.......................................   6,452    232,466
    Crane Co..........................................   1,416     75,331
    CSX Corp..........................................  34,352  1,074,531
    Cummins, Inc......................................   4,730    612,677
    Danaher Corp......................................  11,891  1,088,740
#   Deere & Co........................................   8,201    775,569
    Delta Air Lines, Inc..............................  21,463    951,669
    Donaldson Co., Inc................................   6,755    226,968
    Dover Corp........................................   9,501    608,729
    Dun & Bradstreet Corp. (The)......................   1,494    186,406
    Eaton Corp. P.L.C.................................   9,127    552,914
    Emerson Electric Co...............................  20,835  1,078,211
    Equifax, Inc......................................   4,059    414,546
*   Esterline Technologies Corp.......................     900     79,794
    Expeditors International of Washington, Inc.......   4,652    218,039
#   Fastenal Co.......................................   8,069    337,768
    FedEx Corp........................................   9,210  1,578,778
    Flowserve Corp....................................   2,051     96,376
    Fluor Corp........................................   8,433    394,243
    Fortune Brands Home & Security, Inc...............   5,184    247,536
#*  Generac Holdings, Inc.............................   1,233     43,241
    General Dynamics Corp.............................   6,485    966,978
    General Electric Co............................... 163,517  4,267,794
*   Genesee & Wyoming, Inc. Class A...................   2,302    163,948
    Graco, Inc........................................   3,492    249,643
*   HD Supply Holdings, Inc...........................   4,643    166,219
*   Hertz Global Holdings, Inc........................  11,624    197,492
    Hexcel Corp.......................................   5,193    269,465
    Honeywell International, Inc......................  16,394  1,722,190
    Hubbell, Inc. Class A.............................     100      9,859
    Hubbell, Inc. Class B.............................   2,633    274,912
    Huntington Ingalls Industries, Inc................   2,657    311,958
    IDEX Corp.........................................   3,793    288,382

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
*   IHS, Inc. Class A.................................  2,201 $  275,191
    Illinois Tool Works, Inc..........................  8,432    754,411
    Ingersoll-Rand P.L.C..............................  9,125    560,275
    ITT Corp..........................................  2,579     98,002
*   Jacobs Engineering Group, Inc.....................  5,042    212,369
    JB Hunt Transport Services, Inc...................  2,896    243,612
*   JetBlue Airways Corp.............................. 21,320    489,934
#   Joy Global, Inc...................................  3,006     79,388
    Kansas City Southern..............................  4,881    484,146
    KAR Auction Services, Inc.........................  8,356    325,299
    KBR, Inc..........................................  3,277     57,249
    Kennametal, Inc...................................  1,913     60,623
*   Kirby Corp........................................  3,714    268,931
*   KLX, Inc..........................................    717     28,164
    L-3 Communications Holdings, Inc..................  3,848    444,290
    Lennox International, Inc.........................  1,713    202,254
    Lincoln Electric Holdings, Inc....................  4,503    272,657
    Lockheed Martin Corp..............................  6,705  1,388,605
    Manitowoc Co., Inc. (The).........................  3,271     57,799
#   Manpowergroup, Inc................................  3,798    343,643
    Masco Corp........................................  8,011    211,410
*   Middleby Corp. (The)..............................  2,581    316,689
#   MSC Industrial Direct Co., Inc. Class A...........  2,392    170,454
    Nielsen NV........................................ 15,436    748,029
    Nordson Corp......................................  3,167    234,706
    Norfolk Southern Corp.............................  8,097    682,820
    Northrop Grumman Corp.............................  4,432    766,780
#*  NOW, Inc..........................................    770     13,398
*   Old Dominion Freight Line, Inc....................  4,966    363,263
    Orbital ATK, Inc..................................  4,072    288,908
    Oshkosh Corp......................................  2,396     87,550
    Owens Corning.....................................  6,183    277,308
#   PACCAR, Inc.......................................  9,998    648,270
    Pall Corp.........................................  2,861    361,773
    Parker-Hannifin Corp..............................  5,514    621,703
#   Pentair P.L.C.....................................  8,255    501,987
#   Pitney Bowes, Inc................................. 10,646    222,714
    Precision Castparts Corp..........................  2,479    483,207
*   Quanta Services, Inc..............................  9,567    264,241
    Raytheon Co.......................................  7,619    831,157
    Republic Services, Inc............................ 15,812    672,484
    Robert Half International, Inc....................  3,489    192,000
    Rockwell Automation, Inc..........................  3,420    399,388
    Rockwell Collins, Inc.............................  3,668    310,386
    Rollins, Inc...................................... 10,622    308,038
    Roper Technologies, Inc...........................  2,963    495,621
    RR Donnelley & Sons Co............................  3,166     55,563
    Ryder System, Inc.................................  5,029    455,225
*   Sensata Technologies Holding NV...................  4,022    206,409
    Snap-on, Inc......................................  2,008    330,918
#*  SolarCity Corp....................................  2,450    142,100
    Southwest Airlines Co............................. 23,060    834,772
*   Spirit Aerosystems Holdings, Inc. Class A.........  5,404    304,245

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
*   Spirit Airlines, Inc..............................   3,653 $   218,522
    SPX Corp..........................................     998      65,279
    Stanley Black & Decker, Inc.......................   8,647     912,172
*   Stericycle, Inc...................................   2,121     298,997
*   Swift Transportation Co...........................   5,731     136,512
*   Teledyne Technologies, Inc........................     733      75,990
    Terex Corp........................................   2,690      59,610
    Textron, Inc......................................  15,775     689,367
    Timken Co. (The)..................................   2,948      98,404
    Toro Co. (The)....................................     800      54,664
    Towers Watson & Co. Class A.......................   3,144     398,596
*   TransDigm Group, Inc..............................     956     216,343
    Trinity Industries, Inc...........................  12,381     362,268
    Triumph Group, Inc................................   1,050      56,543
    Tyco International P.L.C..........................   8,200     311,518
    Union Pacific Corp................................  26,062   2,543,391
*   United Continental Holdings, Inc..................   9,349     527,190
    United Parcel Service, Inc. Class B...............  17,057   1,745,955
*   United Rentals, Inc...............................   4,123     276,200
    United Technologies Corp..........................  22,590   2,266,003
#*  USG Corp..........................................   4,824     149,448
    Valmont Industries, Inc...........................     893      99,328
*   Vectrus, Inc......................................     279       6,473
*   Verisk Analytics, Inc. Class A....................   4,131     322,672
*   Veritiv Corp......................................     102       3,801
*   WABCO Holdings, Inc...............................   1,951     240,890
    Wabtec Corp.......................................   1,963     198,636
    Waste Connections, Inc............................   8,478     425,002
    Waste Management, Inc.............................  13,538     692,198
    Watsco, Inc.......................................   1,700     218,008
#*  WESCO International, Inc..........................   1,490      91,426
#   WW Grainger, Inc..................................   1,873     428,374
#*  XPO Logistics, Inc................................   4,162     180,423
    Xylem, Inc........................................   9,133     315,362
                                                               -----------
Total Industrials.....................................          66,869,374
                                                               -----------
Information Technology -- (18.1%)
#*  3D Systems Corp...................................   1,866      24,557
    Accenture P.L.C. Class A..........................  15,342   1,581,914
    Activision Blizzard, Inc..........................  32,215     830,825
*   Adobe Systems, Inc................................   5,029     412,328
*   Akamai Technologies, Inc..........................   3,536     271,247
*   Alliance Data Systems Corp........................   1,927     530,002
    Altera Corp.......................................   4,995     248,052
    Amdocs, Ltd.......................................   6,835     400,873
    Amphenol Corp. Class A............................   8,398     473,731
    Analog Devices, Inc...............................   9,514     554,952
*   ANSYS, Inc........................................   2,737     257,689
    Apple, Inc........................................ 145,158  17,607,665
    Applied Materials, Inc............................  15,791     274,132
*   ARRIS Group, Inc..................................  10,650     329,298
*   Arrow Electronics, Inc............................   5,777     335,933
*   Aspen Technology, Inc.............................   1,797      79,751

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    Atmel Corp........................................   7,895 $   65,371
*   Autodesk, Inc.....................................   3,429    173,439
    Automatic Data Processing, Inc....................  10,271    819,318
    Avago Technologies, Ltd...........................   5,776    722,809
    Avnet, Inc........................................   8,203    342,311
    Belden, Inc.......................................   1,400     82,922
*   Blackhawk Network Holdings, Inc...................   1,128     51,809
    Booz Allen Hamilton Holding Corp..................   7,464    206,977
    Broadcom Corp. Class A............................   8,616    436,056
    Broadridge Financial Solutions, Inc...............   3,349    181,750
    Brocade Communications Systems, Inc...............  24,917    255,648
    CA, Inc...........................................  24,307    708,184
#*  Cadence Design Systems, Inc.......................  10,243    214,796
*   Cavium, Inc.......................................     600     40,680
    CDK Global, Inc...................................   2,809    145,057
    CDW Corp..........................................   9,079    326,208
    Cisco Systems, Inc................................ 112,365  3,193,413
*   Citrix Systems, Inc...............................   3,650    275,976
    Cognex Corp.......................................   3,900    176,553
*   Cognizant Technology Solutions Corp. Class A......  11,558    729,310
*   CommScope Holding Co., Inc........................  10,429    327,158
*   CommVault Systems, Inc............................     531     19,897
    Computer Sciences Corp............................   4,302    281,480
    Corning, Inc......................................  21,967    410,344
*   CoStar Group, Inc.................................     831    167,272
#*  Cree, Inc.........................................   1,600     39,440
    Cypress Semiconductor Corp........................  14,358    164,830
#   Dolby Laboratories, Inc. Class A..................   2,203     77,435
    DST Systems, Inc..................................   2,212    241,440
*   eBay, Inc.........................................  26,412    742,705
*   EchoStar Corp. Class A............................   2,718    126,170
*   Electronic Arts, Inc..............................   8,165    584,206
    EMC Corp..........................................  56,311  1,514,203
*   F5 Networks, Inc..................................   1,724    231,257
*   Facebook, Inc. Class A............................  24,693  2,321,389
#   FactSet Research Systems, Inc.....................   1,021    169,139
    FEI Co............................................     417     35,849
    Fidelity National Information Services, Inc.......  14,258    932,901
#*  FireEye, Inc......................................   4,702    209,192
*   First Solar, Inc..................................   5,034    223,006
*   Fiserv, Inc.......................................   6,442    559,552
*   FleetCor Technologies, Inc........................   2,323    359,647
*   Flextronics International, Ltd....................   8,128     89,489
    FLIR Systems, Inc.................................   7,847    241,609
*   Fortinet, Inc.....................................   4,295    205,043
*   Freescale Semiconductor, Ltd......................   3,223    128,501
*   Gartner, Inc......................................   1,663    147,292
*   Genpact, Ltd......................................  10,353    229,940
    Global Payments, Inc..............................   4,057    454,749
*   Google, Inc. Class A..............................   5,231  3,439,382
*   Google, Inc. Class C..............................   5,302  3,316,984
*   Guidewire Software, Inc...........................   1,900    112,195
    Harris Corp.......................................   3,789    314,260

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    Hewlett-Packard Co................................  57,941 $1,768,359
*   HomeAway, Inc.....................................     883     26,525
    IAC/InterActiveCorp...............................   4,082    315,375
*   Informatica Corp..................................   4,340    210,577
*   Ingram Micro, Inc. Class A........................   7,062    192,298
    Intel Corp........................................ 157,802  4,568,368
    International Business Machines Corp..............  22,927  3,713,945
    Intuit, Inc.......................................   5,260    556,350
*   IPG Photonics Corp................................   2,921    269,375
    Jabil Circuit, Inc................................  13,562    274,630
    Jack Henry & Associates, Inc......................   3,861    269,729
*   JDS Uniphase Corp.................................   2,615     29,000
    Juniper Networks, Inc.............................  14,264    405,383
*   Keysight Technologies, Inc........................   9,003    274,952
    KLA-Tencor Corp...................................   3,914    207,638
#*  Knowles Corp......................................   1,194     22,746
    Lam Research Corp.................................   7,328    563,303
    Leidos Holdings, Inc..............................   1,862     75,970
    Linear Technology Corp............................   6,335    259,735
*   LinkedIn Corp. Class A............................   1,341    272,572
*   Manhattan Associates, Inc.........................   2,100    136,122
    Marvell Technology Group, Ltd.....................  19,244    239,395
    MasterCard, Inc. Class A..........................  24,300  2,366,820
    Maxim Integrated Products, Inc....................   5,666    192,871
    MAXIMUS, Inc......................................   4,118    280,889
#   Microchip Technology, Inc.........................   7,522    322,242
*   Micron Technology, Inc............................  39,980    740,030
    Microsoft Corp.................................... 180,368  8,423,186
    Motorola Solutions, Inc...........................   3,071    184,751
    National Instruments Corp.........................   6,049    175,179
*   NCR Corp..........................................  10,907    300,379
    NetApp, Inc.......................................  11,209    349,160
#*  NetSuite, Inc.....................................     731     72,252
#*  NeuStar, Inc. Class A.............................   1,135     35,037
*   Nuance Communications, Inc........................  14,475    262,432
    NVIDIA Corp.......................................  24,031    479,418
*   ON Semiconductor Corp.............................  38,322    406,980
    Oracle Corp.......................................  82,688  3,302,559
*   Palo Alto Networks, Inc...........................     892    165,760
    Paychex, Inc......................................   8,363    388,043
*   PayPal Holdings, Inc..............................  17,409    673,728
*   PTC, Inc..........................................   4,164    151,361
*   Qorvo, Inc........................................   5,448    315,712
    QUALCOMM, Inc.....................................  39,264  2,528,209
*   Rackspace Hosting, Inc............................   5,403    183,864
*   Red Hat, Inc......................................   3,108    245,781
    Sabre Corp........................................   4,196    111,614
*   Salesforce.com, Inc...............................   7,587    556,127
    SanDisk Corp......................................   4,611    277,997
    Science Applications International Corp...........     695     37,308
#   Seagate Technology P.L.C..........................   9,865    499,169
#*  ServiceNow, Inc...................................   1,561    125,660
    Skyworks Solutions, Inc...........................   4,174    399,327

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------ ------------
Information Technology -- (Continued)
*   SolarWinds, Inc...................................  1,400 $     55,846
    Solera Holdings, Inc..............................  1,539       56,312
*   Splunk, Inc.......................................  1,259       88,054
    SS&C Technologies Holdings, Inc...................  3,860      262,596
#*  Stratasys, Ltd....................................  1,541       47,355
*   SunEdison, Inc....................................  4,824      112,303
#*  SunPower Corp.....................................  7,835      211,780
    Symantec Corp..................................... 31,465      715,514
*   Synopsys, Inc.....................................  5,700      289,788
*   Syntel, Inc.......................................  2,850      124,516
*   Tableau Software, Inc. Class A....................  1,033      108,196
    TE Connectivity, Ltd.............................. 11,957      728,420
#*  Teradata Corp.....................................  6,833      253,573
    Teradyne, Inc.....................................  9,722      187,246
    Texas Instruments, Inc............................ 25,692    1,284,086
    Total System Services, Inc........................  8,256      381,592
*   Trimble Navigation, Ltd...........................  5,488      126,773
#*  Twitter, Inc......................................  5,284      163,857
*   Tyler Technologies, Inc...........................  1,468      204,845
#   Ubiquiti Networks, Inc............................    923       29,739
*   Ultimate Software Group, Inc. (The)...............    927      170,763
*   Vantiv, Inc. Class A..............................  5,248      230,912
*   VeriFone Systems, Inc.............................  5,152      165,791
#*  VeriSign, Inc.....................................  2,210      156,777
#   Visa, Inc. Class A................................ 36,300    2,734,842
*   VMware, Inc. Class A..............................  1,335      118,989
    Western Digital Corp..............................  6,236      536,670
#   Western Union Co. (The)........................... 15,123      306,089
*   WEX, Inc..........................................  2,148      219,182
*   Workday, Inc. Class A.............................  1,215      102,461
    Xerox Corp........................................ 49,206      542,250
    Xilinx, Inc.......................................  9,526      397,710
*   Yahoo!, Inc....................................... 15,585      571,502
*   Zebra Technologies Corp. Class A..................  2,229      239,907
#*  Zillow Group, Inc. Class A........................    414       33,741
*   Zynga, Inc. Class A............................... 11,278       27,969
                                                              ------------
Total Information Technology..........................         102,973,630
                                                              ------------
Materials -- (3.9%)
    Air Products & Chemicals, Inc.....................  5,013      714,403
    Airgas, Inc.......................................  3,753      382,881
    Albemarle Corp....................................  2,806      152,085
    Alcoa, Inc........................................ 42,195      416,465
    Allegheny Technologies, Inc.......................  2,060       43,919
    AptarGroup, Inc...................................  4,328      293,395
    Ashland, Inc......................................  2,603      297,575
    Avery Dennison Corp...............................  6,255      380,617
    Ball Corp.........................................  2,891      196,126
    Bemis Co., Inc....................................  6,969      310,608
*   Berry Plastics Group, Inc.........................  4,974      161,953
    Cabot Corp........................................  1,074       37,783
    Celanese Corp. Series A...........................  5,312      350,167
    CF Industries Holdings, Inc....................... 10,936      647,411

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
    Chemours Co. (The)................................   3,818 $    41,693
*   Crown Holdings, Inc...............................   2,780     143,198
    Cytec Industries, Inc.............................   4,203     311,989
    Domtar Corp.......................................     800      32,528
    Dow Chemical Co. (The)............................  36,460   1,715,808
    Eagle Materials, Inc..............................   3,056     235,740
    Eastman Chemical Co...............................   9,788     767,379
    Ecolab, Inc.......................................   6,246     723,349
    EI du Pont de Nemours & Co........................  18,090   1,008,698
    FMC Corp..........................................   3,349     162,561
    Freeport-McMoRan, Inc.............................  16,151     189,774
    Graphic Packaging Holding Co......................  20,686     312,359
    Huntsman Corp.....................................  15,918     302,442
    International Flavors & Fragrances, Inc...........   2,052     237,191
    International Paper Co............................  15,043     720,108
    LyondellBasell Industries NV Class A..............  10,128     950,310
#   Martin Marietta Materials, Inc....................   2,220     348,140
    Monsanto Co.......................................  11,004   1,121,198
    Mosaic Co. (The)..................................  15,958     685,237
#   NewMarket Corp....................................     540     214,763
    Newmont Mining Corp...............................  22,799     391,459
    Nucor Corp........................................  14,105     622,595
*   Owens-Illinois, Inc...............................   5,872     125,367
    Packaging Corp. of America........................   4,189     296,539
*   Platform Specialty Products Corp..................  10,305     239,797
    PolyOne Corp......................................   1,543      52,879
    PPG Industries, Inc...............................   6,034     653,965
    Praxair, Inc......................................   7,293     832,423
    Reliance Steel & Aluminum Co......................   4,178     253,187
    Royal Gold, Inc...................................   3,037     153,126
    RPM International, Inc............................   3,894     182,512
    Scotts Miracle-Gro Co. (The) Class A..............   2,526     152,545
    Sealed Air Corp...................................   6,354     337,842
    Sherwin-Williams Co. (The)........................   1,915     531,910
    Sigma-Aldrich Corp................................   1,017     141,983
    Sonoco Products Co................................   8,280     341,798
#   Southern Copper Corp..............................   4,414     122,974
    Steel Dynamics, Inc...............................  11,666     233,670
    TimkenSteel Corp..................................     919      17,121
#   United States Steel Corp..........................   4,809      93,631
    Valspar Corp. (The)...............................   2,129     177,303
    Vulcan Materials Co...............................   6,032     549,033
    Westlake Chemical Corp............................   4,839     302,292
*   WestRock Co.......................................   6,883     434,042
*   WR Grace & Co.....................................   1,885     190,253
                                                               -----------
Total Materials.......................................          22,040,099
                                                               -----------
Real Estate Investment Trusts -- (0.0%)
#*  Communications Sales & Leasing, Inc...............   6,096     127,102
    Equinix, Inc......................................     984     274,447
                                                               -----------
Total Real Estate Investment Trusts...................             401,549
                                                               -----------
Telecommunication Services -- (2.4%)
    AT&T, Inc......................................... 160,342   5,570,283
    CenturyLink, Inc..................................  18,106     517,832

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Telecommunication Services -- (Continued)
#   Frontier Communications Corp......................  55,031 $   259,746
*   Level 3 Communications, Inc.......................   9,223     465,761
*   SBA Communications Corp. Class A..................   2,477     299,023
#*  Sprint Corp.......................................  47,134     158,842
*   T-Mobile US, Inc..................................   8,497     345,488
    Telephone & Data Systems, Inc.....................   1,594      46,880
*   United States Cellular Corp.......................     389      14,479
    Verizon Communications, Inc....................... 129,178   6,044,239
#   Windstream Holdings, Inc..........................   9,026      43,776
                                                               -----------
Total Telecommunication Services......................          13,766,349
                                                               -----------
Utilities -- (2.3%)
    AES Corp..........................................  14,116     180,685
    AGL Resources, Inc................................   4,979     239,390
    Alliant Energy Corp...............................   1,742     107,150
    Ameren Corp.......................................   4,350     178,698
    American Electric Power Co., Inc..................   9,230     522,141
    American Water Works Co., Inc.....................   3,154     163,724
    Aqua America, Inc.................................   6,859     174,493
    Atmos Energy Corp.................................   3,538     195,651
*   Calpine Corp......................................  26,588     486,560
    CenterPoint Energy, Inc...........................   7,392     142,961
    CMS Energy Corp...................................   5,573     190,931
    Consolidated Edison, Inc..........................   5,588     355,341
    Dominion Resources, Inc...........................  10,971     786,621
    DTE Energy Co.....................................   3,001     241,461
    Duke Energy Corp..................................  12,798     949,868
*   Dynegy, Inc.......................................   6,756     175,994
    Edison International..............................   5,807     348,478
    Entergy Corp......................................   3,131     222,364
    Eversource Energy.................................   5,845     290,613
    Exelon Corp.......................................  16,214     520,307
    FirstEnergy Corp..................................   7,164     243,290
    Great Plains Energy, Inc..........................   5,755     150,263
    ITC Holdings Corp.................................   6,006     202,883
    MDU Resources Group, Inc..........................   1,812      35,352
#   National Fuel Gas Co..............................   2,512     135,824
    NextEra Energy, Inc...............................   8,756     921,131
    NiSource, Inc.....................................  11,441     199,760
#   NRG Energy, Inc...................................   6,647     149,225
#   NRG Yield, Inc. Class A...........................   1,335      26,313
#   NRG Yield, Inc. Class C...........................   1,335      25,752
    OGE Energy Corp...................................   3,845     114,427
    ONE Gas, Inc......................................     692      31,161
    Pepco Holdings, Inc...............................   3,375      90,045
    PG&E Corp.........................................   8,715     457,625
    Pinnacle West Capital Corp........................   2,489     153,596
    PPL Corp..........................................  12,773     406,309
    Public Service Enterprise Group, Inc..............   9,777     407,408
    Questar Corp......................................   7,098     157,150
#   SCANA Corp........................................   2,893     158,536
    Sempra Energy.....................................   4,436     451,496
    Southern Co. (The)................................  15,818     707,539

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
*            Talen Energy Corp..........................     1,595 $     25,089
             TECO Energy, Inc...........................    10,367      229,318
             UGI Corp...................................    12,456      455,142
             Vectren Corp...............................     3,008      126,637
             WEC Energy Group, Inc......................     4,818      236,082
             Westar Energy, Inc.........................     4,506      169,651
             Xcel Energy, Inc...........................     9,244      320,490
                                                                   ------------
Total Utilities.........................................             13,260,925
                                                                   ------------
TOTAL COMMON STOCKS.....................................            538,867,010
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Rights
               01/04/16.................................     4,045           55
(degrees)#*  Safeway Casa Ley Contingent Value Rights...     6,868        6,970
(degrees)#*  Safeway PDC, LLC Contingent Value Rights...     6,868          335
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                  7,360
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
             State Street Institutional Liquid
               Reserves, 0.114%......................... 3,963,818    3,963,818
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@ DFA Short Term Investment Fund                      2,177,474   25,193,377
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $529,293,827)^^.....           $568,031,565
                                                                   ============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ----------------------------------------------
                                      LEVEL 1      LEVEL 2   LEVEL 3     TOTAL
                                   ------------  ----------- ------- ------------
Common Stocks
   Consumer Discretionary......... $ 81,237,486           --   --    $ 81,237,486
   Consumer Staples...............   46,780,325           --   --      46,780,325
   Energy.........................   40,940,874           --   --      40,940,874
   Financials.....................   75,883,478           --   --      75,883,478
   Health Care....................   74,712,921           --   --      74,712,921
   Industrials....................   66,869,374           --   --      66,869,374
   Information Technology.........  102,973,630           --   --     102,973,630
   Materials......................   22,040,099           --   --      22,040,099
   Real Estate Investment Trusts..      401,549           --   --         401,549
   Telecommunication Services.....   13,766,349           --   --      13,766,349
   Utilities......................   13,260,925           --   --      13,260,925
Rights/Warrants...................           --  $     7,360   --           7,360
Temporary Cash Investments........    3,963,818           --   --       3,963,818
Securities Lending Collateral.....           --   25,193,377   --      25,193,377
Futures Contracts**...............     (135,598)          --   --        (135,598)
                                   ------------  -----------   --    ------------
TOTAL............................. $542,695,230  $25,200,737   --    $567,895,967
                                   ============  ===========   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       DFA COMMODITY STRATEGY PORTFOLIO
                     CONSOLIDATED SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
BONDS -- (81.7%)

AUSTRALIA -- (6.0%)
Australia & New Zealand Banking Group, Ltd.
   1.250%, 01/10/17....................................... $ 8,500 $ 8,520,459
   1.250%, 06/13/17.......................................  10,000  10,007,810
BHP Billiton Finance USA, Ltd.
   1.625%, 02/24/17.......................................   5,000   5,038,255
Commonwealth Bank of Australia
   1.125%, 03/13/17.......................................   8,737   8,740,399
   1.900%, 09/18/17.......................................   7,000   7,079,646
National Australia Bank, Ltd.
   0.900%, 01/20/16.......................................   5,000   5,007,765
   1.300%, 07/25/16.......................................   5,000   5,027,460
Westpac Banking Corp.
   3.000%, 12/09/15.......................................   3,025   3,052,246
   1.200%, 05/19/17.......................................  10,000  10,011,950
   2.000%, 08/14/17.......................................   3,000   3,042,858
                                                                   -----------
TOTAL AUSTRALIA...........................................          65,528,848
                                                                   -----------
CANADA -- (6.4%)
Bank of Nova Scotia (The)
   2.550%, 01/12/17.......................................   5,000   5,099,850
Canadian National Railway Co.
   1.450%, 12/15/16.......................................   4,275   4,301,458
Canadian Natural Resources, Ltd.
   5.700%, 05/15/17.......................................   3,000   3,197,208
Ontario, Province of Canada
   1.100%, 10/25/17.......................................  10,000  10,007,890
   1.200%, 02/14/18.......................................  15,000  15,014,070
Potash Corp. of Saskatchewan, Inc.
   3.750%, 09/30/15.......................................   1,830   1,837,322
Royal Bank of Canada
   1.200%, 01/23/17.......................................   7,000   7,020,083
   1.500%, 01/16/18.......................................   6,180   6,175,149
Thomson Reuters Corp.
   1.650%, 09/29/17.......................................   5,092   5,098,716
Toronto-Dominion Bank (The)
   2.500%, 07/14/16.......................................   1,740   1,769,044
   1.400%, 04/30/18.......................................  10,000   9,964,040
                                                                   -----------
TOTAL CANADA..............................................          69,484,830
                                                                   -----------
FINLAND -- (1.4%)
Municipality Finance P.L.C.
   2.375%, 05/16/16.......................................  15,000  15,219,450
                                                                   -----------
FRANCE -- (1.9%)
BNP Paribas SA
   2.375%, 09/14/17.......................................   6,140   6,241,482
Orange SA
   2.125%, 09/16/15.......................................     500     500,649
   2.750%, 09/14/16.......................................   4,000   4,066,528
Societe Generale SA
   2.750%, 10/12/17.......................................   7,000   7,161,847
Total Capital International SA
   1.550%, 06/28/17.......................................   3,040   3,061,274
                                                                   -----------
TOTAL FRANCE..............................................          21,031,780
                                                                   -----------
GERMANY -- (1.4%)
Deutsche Bank AG
   6.000%, 09/01/17.......................................   4,300   4,661,424
Landeskreditbank Baden-Wuerttemberg Foerderbank
   2.250%, 07/15/16.......................................  10,000  10,159,600
                                                                   -----------
TOTAL GERMANY.............................................          14,821,024
                                                                   -----------
ITALY -- (0.1%)
Intesa Sanpaolo SpA
   3.875%, 01/16/18.......................................   1,500   1,549,366
                                                                   -----------
JAPAN -- (2.7%)
Japan Bank for International Cooperation
   1.125%, 07/19/17.......................................  15,000  15,005,835
Japan Finance Organization for Municipalities
   1.500%, 09/12/17.......................................  13,000  13,060,970
Nomura Holdings, Inc.
   2.000%, 09/13/16.......................................   1,000   1,006,623
                                                                   -----------
TOTAL JAPAN...............................................          29,073,428
                                                                   -----------
NETHERLANDS -- (2.6%)
Aegon NV
   4.625%, 12/01/15.......................................   2,149   2,176,668
Bank Nederlandse Gemeenten NV
   1.375%, 09/27/17.......................................  10,000  10,075,760
Deutsche Telekom International Finance BV
   5.750%, 03/23/16.......................................     880     906,277
Koninklijke Philips NV
   5.750%, 03/11/18.......................................   6,725   7,327,520
Shell International Finance BV
   1.125%, 08/21/17.......................................   8,000   7,994,288
                                                                   -----------
TOTAL NETHERLANDS.........................................          28,480,513
                                                                   -----------
SPAIN -- (0.6%)
Telefonica Emisiones SAU
   6.221%, 07/03/17.......................................   2,000   2,163,904
   3.192%, 04/27/18.......................................   4,800   4,932,269
                                                                   -----------
TOTAL SPAIN...............................................           7,096,173
                                                                   -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.5%)
European Bank for Reconstruction & Development
   0.750%, 09/01/17....................................... $ 5,000 $ 4,988,205
                                                                   -----------
SWEDEN -- (1.9%)
Kommuninvest I Sverige AB
   1.625%, 02/13/17.......................................   4,500   4,559,522
Svensk Exportkredit AB
   2.125%, 07/13/16.......................................   5,000   5,074,100
Svenska Handelsbanken AB
   3.125%, 07/12/16.......................................   5,370   5,487,055
   1.625%, 03/21/18.......................................   5,000   5,014,030
                                                                   -----------
TOTAL SWEDEN..............................................          20,134,707
                                                                   -----------
SWITZERLAND -- (1.4%)
Credit Suisse New York
   1.375%, 05/26/17.......................................   4,000   3,998,772
   1.700%, 04/27/18.......................................   2,000   1,990,294
UBS AG
   5.875%, 12/20/17.......................................   6,104   6,692,780
   1.800%, 03/26/18.......................................   2,000   1,999,662
                                                                   -----------
TOTAL SWITZERLAND.........................................          14,681,508
                                                                   -----------
UNITED KINGDOM -- (3.4%)
Barclays Bank P.L.C.
   5.000%, 09/22/16.......................................     700     731,518
BP Capital Markets P.L.C.
   2.248%, 11/01/16.......................................   6,500   6,582,934
British Telecommunications P.L.C.
   1.250%, 02/14/17.......................................   1,200   1,198,663
Diageo Capital P.L.C.
   5.500%, 09/30/16.......................................   2,000   2,104,958
   1.500%, 05/11/17.......................................   6,500   6,508,762
GlaxoSmithKline Capital P.L.C.
   1.500%, 05/08/17.......................................   5,000   5,028,220
Rio Tinto Finance USA P.L.C.
   1.625%, 08/21/17.......................................   1,525   1,520,207
Royal Bank of Scotland Group P.L.C.
   2.550%, 09/18/15.......................................   6,300   6,310,653
Vodafone Group P.L.C.
   1.625%, 03/20/17.......................................   4,951   4,940,365
   1.625%, 03/20/17.......................................   1,000     998,049
   1.250%, 09/26/17.......................................     750     740,867
                                                                   -----------
TOTAL UNITED KINGDOM......................................          36,665,196
                                                                   -----------
UNITED STATES -- (51.4%)
AbbVie, Inc.
   1.200%, 11/06/15.......................................   3,000   3,003,594
ACE INA Holdings, Inc.
   2.600%, 11/23/15.......................................   2,745   2,759,900
Actavis, Inc.
   1.875%, 10/01/17.......................................   7,500   7,495,380
Air Products & Chemicals, Inc.
   2.000%, 08/02/16.......................................   3,615   3,658,669
Altria Group, Inc.
   4.125%, 09/11/15.......................................   2,170   2,177,693
American Express Co.
   7.000%, 03/19/18.......................................   6,799   7,699,371
American Express Credit Corp.
   2.750%, 09/15/15.......................................   2,250   2,255,618
American Honda Finance Corp.
   1.550%, 12/11/17.......................................   7,605   7,625,648
Ameriprise Financial, Inc.
   5.650%, 11/15/15.......................................     813     824,520
Amgen, Inc.
   2.125%, 05/15/17.......................................   2,500   2,531,745
Anadarko Petroleum Corp.
   5.950%, 09/15/16.......................................   5,000   5,245,795
Anheuser-Busch Cos., LLC
   5.600%, 03/01/17.......................................   5,000   5,356,345
Anheuser-Busch InBev Worldwide, Inc.
   1.375%, 07/15/17.......................................   1,000   1,004,534
Anthem, Inc.
   5.875%, 06/15/17.......................................   3,100   3,335,321
Apache Corp.
   5.625%, 01/15/17.......................................   1,500   1,586,471
Apple, Inc.
   1.050%, 05/05/17.......................................  17,000  17,036,890
Assurant, Inc.
   2.500%, 03/15/18.......................................     203     205,384
AT&T, Inc.
   2.500%, 08/15/15.......................................   1,076   1,076,486
   2.400%, 08/15/16.......................................   1,000   1,012,980
   1.600%, 02/15/17.......................................   3,255   3,264,326
   1.400%, 12/01/17.......................................   3,400   3,375,418
AutoZone, Inc.
   6.950%, 06/15/16.......................................   3,000   3,153,843
Bank of America Corp.
   1.500%, 10/09/15.......................................   5,000   5,007,315
   3.750%, 07/12/16.......................................   1,200   1,228,476
   3.875%, 03/22/17.......................................   3,600   3,730,338
   2.000%, 01/11/18.......................................   1,000   1,003,385
BB&T Corp.
   1.450%, 01/12/18.......................................   1,250   1,246,263
Becton Dickinson and Co.
   1.750%, 11/08/16.......................................   1,500   1,508,298
   1.450%, 05/15/17.......................................   5,000   4,984,510
   1.800%, 12/15/17.......................................   6,340   6,313,442
Berkshire Hathaway, Inc.
   1.550%, 02/09/18.......................................   2,500   2,514,015

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Branch Banking & Trust Co.
   1.000%, 04/03/17...................................... $ 4,400 $ 4,377,239
Cardinal Health, Inc.
   1.900%, 06/15/17......................................   5,000   5,038,545
   1.700%, 03/15/18......................................   5,239   5,233,457
CenterPoint Energy Resources Corp.
   6.150%, 05/01/16......................................   1,883   1,950,715
Chevron Corp.
   1.104%, 12/05/17......................................   3,500   3,482,469
   1.718%, 06/24/18......................................   1,425   1,433,487
Citigroup, Inc.
   1.350%, 03/10/17......................................   2,000   1,998,010
   6.000%, 08/15/17......................................   6,860   7,431,369
Comcast Corp.
   4.950%, 06/15/16......................................   2,200   2,280,172
Comerica, Inc.
   3.000%, 09/16/15......................................     577     578,565
Computer Sciences Corp.
   2.500%, 09/15/15......................................   3,558   3,560,786
ConAgra Foods, Inc.
   5.819%, 06/15/17......................................   7,147   7,653,587
   1.900%, 01/25/18......................................   2,594   2,581,772
ConocoPhillips Co.
   1.050%, 12/15/17......................................   3,000   2,976,231
   1.500%, 05/15/18......................................   1,500   1,495,880
Coventry Health Care, Inc.
   5.950%, 03/15/17......................................   1,159   1,237,971
CSX Corp.
   6.250%, 03/15/18......................................   5,731   6,405,745
CVS Health Corp.
   5.750%, 06/01/17......................................   3,000   3,232,092
Daimler Finance North America LLC
   1.650%, 03/02/18......................................   3,860   3,848,922
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
   3.500%, 03/01/16......................................   4,000   4,054,936
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
   2.400%, 03/15/17......................................   5,044   5,105,754
Dominion Resources, Inc.
   2.250%, 09/01/15......................................   5,000   5,003,590
Dow Chemical Co. (The)
   2.500%, 02/15/16......................................   5,000   5,038,170
Duke Energy Corp.
   1.625%, 08/15/17......................................   1,019   1,022,551
Eastman Chemical Co.
   3.000%, 12/15/15......................................   1,000   1,007,542
   2.400%, 06/01/17......................................   3,000   3,042,360
eBay, Inc.
   1.350%, 07/15/17......................................   8,000   7,918,952
Ecolab, Inc.
   1.000%, 08/09/15......................................   2,000   1,999,734
EMC Corp.
   1.875%, 06/01/18......................................   9,465   9,473,812
EOG Resources, Inc.
   2.500%, 02/01/16......................................   6,000   6,050,412
Express Scripts Holding Co.
   3.125%, 05/15/16......................................   1,975   2,004,975
Exxon Mobil Corp.
   1.305%, 03/06/18......................................  25,430  25,429,186
Fifth Third Bank
   0.900%, 02/26/16......................................   2,000   2,001,100
   1.450%, 02/28/18......................................   8,000   7,933,000
Ford Motor Credit Co. LLC
   5.000%, 05/15/18......................................   1,500   1,610,496
General Mills, Inc.
   5.700%, 02/15/17......................................   8,250   8,784,493
GlaxoSmithKline Capital, Inc.
   5.650%, 05/15/18......................................   1,028   1,143,622
Goldman Sachs Group, Inc. (The)
   6.250%, 09/01/17......................................   3,000   3,277,884
   5.950%, 01/18/18......................................   3,000   3,294,693
Harris Corp.
   1.999%, 04/27/18......................................   8,500   8,484,980
Hess Corp.
   1.300%, 06/15/17......................................   5,625   5,557,224
Hewlett-Packard Co.
   2.600%, 09/15/17......................................   6,952   7,055,654
HSBC USA, Inc.
   1.625%, 01/16/18......................................   7,675   7,664,324
Intel Corp.
   1.350%, 12/15/17......................................   7,000   6,995,737
John Deere Capital Corp.
   1.200%, 10/10/17......................................     398     398,072
Johnson Controls, Inc.
   5.500%, 01/15/16......................................   1,282   1,310,141
   2.600%, 12/01/16......................................   3,475   3,539,093
JPMorgan Chase & Co.
   2.000%, 08/15/17......................................   9,750   9,833,869
Kellogg Co.
   1.875%, 11/17/16......................................   1,000   1,007,830
   1.750%, 05/17/17......................................   3,000   3,010,377
KeyBank NA
   1.100%, 11/25/16......................................   6,000   5,997,864
KeyCorp
   3.750%, 08/13/15......................................   3,000   3,001,932
Kinder Morgan Energy Partners L.P.
   6.000%, 02/01/17......................................     830     879,749
Kraft Foods Group, Inc.
   2.250%, 06/05/17......................................   4,177   4,230,958

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
UNITED STATES -- (Continued)
Kroger Co. (The)
   2.200%, 01/15/17....................................... $ 1,000 $ 1,011,366
Laboratory Corp. of America Holdings
   2.200%, 08/23/17.......................................   6,000   6,047,274
Lowe's Cos., Inc.
   5.000%, 10/15/15.......................................   1,050   1,059,391
Marathon Oil Corp.
   0.900%, 11/01/15.......................................   1,140   1,139,351
Marsh & McLennan Cos., Inc.
   2.300%, 04/01/17.......................................     680     689,991
Mattel, Inc.
   1.700%, 03/15/18.......................................   2,000   1,983,512
McDonald's Corp.
   5.800%, 10/15/17.......................................     900     983,579
   5.350%, 03/01/18.......................................   2,000   2,186,026
McKesson Corp.
   1.400%, 03/15/18.......................................   6,000   5,932,554
Mondelez International, Inc.
   4.125%, 02/09/16.......................................   3,716   3,778,760
Morgan Stanley
   3.800%, 04/29/16.......................................   5,000   5,107,485
   4.750%, 03/22/17.......................................   2,430   2,560,360
Mylan, Inc.
   1.350%, 11/29/16.......................................   7,038   6,989,973
Nucor Corp.
   5.750%, 12/01/17.......................................   3,019   3,288,068
NYSE Euronext
   2.000%, 10/05/17.......................................   1,730   1,748,357
Occidental Petroleum Corp.
   1.750%, 02/15/17.......................................   1,722   1,735,790
Omnicom Group, Inc.
   5.900%, 04/15/16.......................................     750     773,070
ONEOK Partners L.P.
   2.000%, 10/01/17.......................................   3,220   3,195,860
Oracle Corp.
   1.200%, 10/15/17.......................................   5,000   4,993,150
   5.750%, 04/15/18.......................................   1,500   1,666,545
Panhandle Eastern Pipe Line Co. L.P.
# 6.200%, 11/01/17........................................   3,550   3,854,991
PepsiCo, Inc.
   0.700%, 08/13/15.......................................   5,045   5,045,404
Pfizer, Inc.
   1.500%, 06/15/18.......................................   1,000   1,002,148
Philip Morris International, Inc.
   2.500%, 05/16/16.......................................   1,222   1,240,215
   5.650%, 05/16/18.......................................   1,500   1,661,622
Phillips 66
   2.950%, 05/01/17.......................................   5,000   5,121,625
Pioneer Natural Resources Co.
   6.650%, 03/15/17.......................................   3,450   3,716,909
Plains All American Pipeline L.P. / PAA Finance Corp.
   3.950%, 09/15/15.......................................   2,830   2,840,151
PNC Bank NA
   1.500%, 02/23/18.......................................   8,560   8,526,881
PPG Industries, Inc.
   1.900%, 01/15/16.......................................   2,050   2,062,062
Progress Energy, Inc.
   5.625%, 01/15/16.......................................   2,000   2,041,048
Prudential Financial, Inc.
   6.000%, 12/01/17.......................................   2,700   2,967,335
QUALCOMM, Inc.
   1.400%, 05/18/18.......................................   5,000   4,950,225
Reynolds American, Inc.
   1.050%, 10/30/15.......................................   4,000   4,002,584
   3.500%, 08/04/16.......................................   4,000   4,080,648
   6.750%, 06/15/17.......................................   4,500   4,902,980
Scripps Networks Interactive, Inc.
   2.700%, 12/15/16.......................................   5,000   5,086,050
Southern Co. (The)
   1.300%, 08/15/17.......................................   3,000   2,991,816
SunTrust Banks, Inc.
   3.600%, 04/15/16.......................................   4,000   4,065,732
Symantec Corp.
   2.750%, 06/15/17.......................................   7,278   7,361,857
Thermo Fisher Scientific, Inc.
   2.250%, 08/15/16.......................................   1,969   1,989,119
Time Warner Cable, Inc.
   5.850%, 05/01/17.......................................   2,047   2,178,880
Total System Services, Inc.
   2.375%, 06/01/18.......................................   6,500   6,476,047
Toyota Motor Credit Corp.
   2.000%, 09/15/16.......................................  10,367  10,504,269
UnitedHealth Group, Inc.
   1.400%, 12/15/17.......................................  10,500  10,458,441
US Bancorp
   1.650%, 05/15/17.......................................   3,250   3,284,427
US Bank NA
   1.100%, 01/30/17.......................................   6,000   6,012,138
Verizon Communications, Inc.
   0.700%, 11/02/15.......................................   2,370   2,369,761
Viacom, Inc.
   3.500%, 04/01/17.......................................   1,000   1,029,578
Walt Disney Co. (The)
   1.125%, 02/15/17.......................................   2,000   2,008,260
Wells Fargo & Co.
   2.625%, 12/15/16.......................................   6,000   6,131,520
Western Union Co. (The)
   5.930%, 10/01/16.......................................   2,348   2,459,281
Whirlpool Corp.
   1.350%, 03/01/17.......................................   2,000   2,001,946

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                        -------- --------------
UNITED STATES -- (Continued)
Whirpool Corp.
   1.650%, 11/01/17.................................... $  8,000 $    7,999,560
Yum! Brands, Inc.
   4.250%, 09/15/15....................................    2,485      2,492,945
                                                                 --------------
TOTAL UNITED STATES....................................             555,972,970
                                                                 --------------
TOTAL BONDS............................................             884,727,998
                                                                 --------------
AGENCY OBLIGATIONS -- (1.9%)
Federal Home Loan Bank
   2.250%, 09/08/17....................................   10,000     10,284,510
Federal Home Loan Mortgage Corporation
# 1.000%, 07/28/17.....................................   10,000     10,051,450
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................              20,335,960
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (15.7%)
U.S. Treasury Notes
++++ 0.500%, 07/31/17..................................  171,000    170,345,412

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)
                                                        --------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@ DFA Short Term Investment Fund....................  620,724      7,181,780
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,082,794,971)^^..............................          $1,082,591,150
                                                                 ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ---------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                           -----------  --------------  ------- --------------
 Bonds
    Australia.............          --  $   65,528,848    --    $   65,528,848
    Canada................          --      69,484,830    --        69,484,830
    Finland...............          --      15,219,450    --        15,219,450
    France................          --      21,031,780    --        21,031,780
    Germany...............          --      14,821,024    --        14,821,024
    Italy.................          --       1,549,366    --         1,549,366
    Japan.................          --      29,073,428    --        29,073,428
    Netherlands...........          --      28,480,513    --        28,480,513
    Spain.................          --       7,096,173    --         7,096,173
    Supranational
      Organization
      Obligations.........          --       4,988,205    --         4,988,205
    Sweden................          --      20,134,707    --        20,134,707
    Switzerland...........          --      14,681,508    --        14,681,508
    United Kingdom........          --      36,665,196    --        36,665,196
    United States.........          --     555,972,970    --       555,972,970
 Agency Obligations.......          --      20,335,960    --        20,335,960
 U.S. Treasury
    Obligations...........          --     170,345,412    --       170,345,412
 Securities Lending
   Collateral.............          --       7,181,780    --         7,181,780
 Swap Agreements**........          --     (14,807,956)   --       (14,807,956)
 Futures Contracts**...... $(7,471,810)             --    --        (7,471,810)
                           -----------  --------------    --    --------------
 TOTAL.................... $(7,471,810) $1,067,783,194    --    $1,060,311,384
                           ===========  ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
AGENCY OBLIGATIONS -- (8.6%)

Federal Home Loan Bank
      2.000%, 09/09/16.................................. $121,970 $124,033,854
      0.500%, 09/28/16..................................   45,000   45,008,100
      0.500%, 10/17/16..................................   10,000   10,000,070
      1.625%, 12/09/16..................................  148,000  150,055,572
      4.750%, 12/16/16..................................   25,000   26,402,150
      0.875%, 03/10/17..................................   15,000   15,037,440
      4.875%, 05/17/17..................................    2,740    2,944,237
      0.625%, 05/30/17..................................   35,000   34,959,400
Federal Home Loan Mortgage Corporation
      5.000%, 02/16/17..................................   60,000   64,025,040
      0.875%, 02/22/17..................................   20,000   20,066,000
      5.000%, 04/18/17..................................    4,018    4,313,866
      1.000%, 07/28/17..................................   10,000   10,051,450
Federal National Mortgage Association
      0.625%, 08/26/16..................................   30,000   30,058,050
      1.250%, 01/30/17..................................   55,000   55,496,705
      5.000%, 02/13/17..................................   25,000   26,658,975
      0.750%, 03/14/17..................................   15,000   15,026,580
                                                                  ------------
TOTAL AGENCY OBLIGATIONS................................           634,137,489
                                                                  ------------
BONDS -- (60.8%)
3M Co.
#     1.375%, 09/29/16..................................    9,783    9,858,456
Agence Francaise de Developpement
      1.125%, 10/03/16..................................   17,180   17,270,865
ANZ New Zealand Int'l, Ltd.
      3.125%, 08/10/15..................................   55,505   55,526,092
      1.400%, 04/27/17..................................    4,900    4,899,515
Apple, Inc.
#     1.050%, 05/05/17..................................    5,100    5,111,067
#     0.900%, 05/12/17..................................   27,445   27,418,680
Australia & New Zealand Banking Group, Ltd.
#     0.900%, 02/12/16..................................   32,000   32,066,304
      1.250%, 01/10/17..................................    1,150    1,152,768
Australia & New Zealand Banking Group, Ltd.
  Floating Rate Note....................................
(r)   0.664%, 01/10/17..................................   17,800   17,818,334
(r)   0.664%, 01/10/17..................................    4,000    4,004,048
Bank Nederlandse Gemeenten NV
      1.125%, 09/12/16..................................   55,250   55,550,947
      0.625%, 09/15/16..................................   26,600   26,590,318
      5.125%, 10/05/16..................................   11,986   12,605,520
      0.875%, 02/21/17..................................   51,960   52,017,624
Bank of Montreal
#     1.300%, 07/15/16..................................   13,070   13,133,102
      0.576%, 06/16/17..................................   74,000   73,984,608
Bank of Montreal Floating Rate Note
(r)   0.809%, 07/15/16..................................   74,211   74,458,197
Bank of Nova Scotia (The)
#     1.375%, 07/15/16..................................   50,283   50,567,652
      0.509%, 12/05/16..................................   74,300   74,287,146
      1.100%, 12/13/16..................................   36,825   36,872,725
#     2.550%, 01/12/17..................................   12,500   12,749,625
Bank of Nova Scotia (The) Floating Rate Note
#(r)  0.596%, 04/11/17..................................   24,000   23,944,776
Berkshire Hathaway Finance Corp.
#     1.600%, 05/15/17..................................   48,482   48,979,813
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)   0.456%, 01/13/17..................................   31,500   31,514,994
Berkshire Hathaway, Inc.
      1.900%, 01/31/17..................................    6,000    6,098,454
British Columbia, Province of Canada
      1.200%, 04/25/17..................................   24,000   24,188,616
Caisse des Depots et Consignations
      0.875%, 11/07/16..................................   21,200   21,253,297
      1.000%, 03/13/17..................................   18,000   18,060,084
Canada Government International Bond
      0.875%, 02/14/17..................................   54,320   54,487,306
Canadian Imperial Bank of Commerce Floating Rate Note
(r)   0.807%, 07/18/16..................................   65,870   66,110,096
Chevron Corp. Floating Rate Note
(r)   0.384%, 02/22/17..................................   15,400   15,384,200
Cisco Systems, Inc.
      1.100%, 03/03/17..................................    9,376    9,397,340
      3.150%, 03/14/17..................................    6,000    6,214,836
Coca-Cola Co. (The)
      0.750%, 11/01/16..................................    1,628    1,628,267
Cooperatieve Centrale Raiffeisen-Boerenleenbank
  BA Floating Rate Note.................................
(r)   0.562%, 11/23/16..................................   48,500   48,525,850
Council Of Europe Development Bank
      1.250%, 09/22/16..................................   28,250   28,461,677
DBS Bank, Ltd.
      2.375%, 09/14/15..................................   11,700   11,721,633
Development Bank of Japan, Inc.
      1.625%, 10/05/16..................................   47,500   47,977,185
      5.125%, 02/01/17..................................   11,500   12,211,965
      5.125%, 02/01/17..................................   44,300   47,051,030
      1.500%, 03/13/17..................................   16,600   16,744,719
Erste Abwicklungsanstalt
      1.000%, 02/27/17..................................   90,200   90,405,385

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
European Bank for Reconstruction & Development
      1.375%, 10/20/16.................................. $ 52,000 $ 52,617,500
#     1.000%, 02/16/17..................................   47,386   47,683,395
European Investment Bank
      2.125%, 07/15/16..................................   14,500   14,721,154
      0.500%, 08/15/16..................................    4,000    3,999,072
#     1.125%, 12/15/16..................................   31,300   31,504,389
      3.125%, 12/15/16..................................    3,500    3,617,373
#     4.875%, 01/17/17..................................   15,818   16,772,901
      4.875%, 01/17/17..................................   23,900   25,347,241
#     1.750%, 03/15/17..................................   69,100   70,225,846
      5.125%, 05/30/17..................................    9,500   10,238,074
#     1.625%, 06/15/17..................................   40,000   40,582,920
Export Development Canada
      0.625%, 04/27/17..................................   22,000   21,947,420
      0.625%, 04/27/17..................................   15,100   15,034,209
Exxon Mobil Corp.
      0.921%, 03/15/17..................................   12,500   12,505,350
FMS Wertmanagement AoeR
      1.125%, 10/14/16..................................   12,286   12,365,368
      0.625%, 01/30/17..................................   23,000   22,966,880
General Electric Capital Corp.
#     1.000%, 01/08/16..................................   45,697   45,785,881
      2.950%, 05/09/16..................................   10,000   10,173,190
      1.500%, 07/12/16..................................   12,391   12,487,984
      3.350%, 10/17/16..................................    5,689    5,855,062
      2.900%, 01/09/17..................................   39,975   41,015,429
      5.400%, 02/15/17..................................    2,400    2,553,814
      2.450%, 03/15/17..................................   29,550   30,150,781
      2.300%, 04/27/17..................................   25,721   26,205,043
General Electric Capital Corp. Floating Rate Note
(r)   0.563%, 01/09/17..................................    5,000    5,007,375
Inter-American Development Bank
      5.125%, 09/13/16..................................  102,500  107,723,605
      1.125%, 03/15/17..................................   10,000   10,070,110
International Bank for Reconstruction & Development
      0.625%, 10/14/16..................................   16,500   16,516,269
      0.750%, 12/15/16..................................    5,000    5,009,775
      0.625%, 05/02/17..................................   30,000   29,865,540
Japan Bank for International Cooperation
      2.500%, 01/21/16..................................   52,000   52,480,532
      2.500%, 01/21/16..................................   20,000   20,185,960
      2.250%, 07/13/16..................................    3,850    3,909,887
      1.125%, 07/19/17..................................   46,750   46,768,186
KFW
#     1.250%, 10/05/16..................................   47,000   47,363,404
      0.625%, 12/15/16..................................    7,500    7,497,930
      4.875%, 01/17/17..................................   20,000   21,207,360
      0.750%, 03/17/17..................................  125,500  125,520,080
Kommunalbanken A.S.
      0.500%, 03/29/16..................................   10,400   10,403,890
      0.875%, 10/03/16..................................    5,000    5,015,355
      1.375%, 06/08/17..................................   57,800   58,358,753
Kommunekredit
      0.875%, 07/29/16..................................   25,000   25,081,500
      1.000%, 01/17/17..................................   16,363   16,433,099
Kommuninvest I Sverige AB
      0.500%, 06/15/16..................................   38,190   38,194,774
      0.875%, 12/13/16..................................   68,200   68,392,051
      1.625%, 02/13/17..................................    8,000    8,105,816
Landeskreditbank Baden-Wuerttemberg Foerderbank
      0.625%, 01/26/17..................................   41,650   41,576,738
      0.875%, 04/10/17..................................   21,400   21,413,910
      1.625%, 04/25/17..................................  155,854  157,923,741
Landwirtschaftliche Rentenbank
      2.125%, 07/15/16..................................   12,300   12,487,993
Manitoba, Province of Canada
      4.900%, 12/06/16..................................    1,200    1,266,892
Merck & Co., Inc. Floating Rate Note
(r)   0.466%, 05/18/16..................................   20,638   20,657,936
#(r)  0.404%, 02/10/17..................................    4,400    4,398,970
Municipality Finance P.L.C.
      1.250%, 09/12/16..................................   29,000   29,202,391
National Australia Bank, Ltd.
      0.900%, 01/20/16..................................   22,635   22,670,152
      1.300%, 07/25/16..................................    5,400    5,429,657
      2.750%, 03/09/17..................................   10,930   11,202,725
      1.250%, 03/17/17..................................    5,000    5,011,400
National Australia Bank, Ltd. Floating Rate Note
(r)   0.845%, 07/25/16..................................   50,265   50,455,454
(r)   0.714%, 12/02/16..................................    6,675    6,691,641
(r)   0.714%, 12/02/16..................................   15,845   15,888,685
(r)   0.653%, 03/17/17..................................   34,165   34,228,137
Nederlandse Waterschapsbank NV
      0.750%, 03/29/16..................................   43,900   43,978,844
#     2.125%, 06/16/16..................................   29,149   29,547,204
Nestle Holdings, Inc.
      1.375%, 06/21/17..................................   10,203   10,245,842
Netherlands Government Bond
      1.000%, 02/24/17..................................   25,200   25,297,650
Nordea Bank AB
      3.125%, 03/20/17..................................    8,455    8,702,571
Nordea Bank Finland P.L.C. Floating Rate Note
(r)   0.466%, 06/13/16..................................   58,700   58,705,694
Nordic Investment Bank
      1.000%, 03/07/17..................................   38,700   38,874,730
Oesterreichische Kontrollbank AG
#     0.750%, 12/15/16..................................   31,000   31,060,884

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
      0.750%, 05/19/17................................. $ 64,100 $   63,998,081
Ontario, Province of Canada
      2.300%, 05/10/16.................................   11,100     11,252,836
      1.000%, 07/22/16.................................   12,000     12,050,208
#     1.600%, 09/21/16.................................   77,600     78,423,569
      4.950%, 11/28/16.................................    1,294      1,365,188
Pfizer, Inc.
#     1.100%, 05/15/17.................................   11,700     11,707,745
Quebec, Province of Canada
      5.125%, 11/14/16.................................   49,087     51,826,055
Royal Bank of Canada
#     1.200%, 01/23/17.................................    7,000      7,020,083
#     1.000%, 04/27/17.................................   48,000     47,843,568
Royal Bank of Canada Floating Rate Note
(r)   0.741%, 09/09/16.................................   45,680     45,822,704
(r)   0.624%, 01/23/17.................................   21,065     21,080,714
(r)   0.569%, 02/03/17.................................   73,100     73,099,561
Svensk Exportkredit AB
      5.125%, 03/01/17.................................   34,244     36,556,600
      1.750%, 05/30/17.................................   10,000     10,154,390
Svenska Handelsbanken AB
      3.125%, 07/12/16.................................    8,730      8,920,297
Svenska Handelsbanken AB Floating Rate Note
(r)   0.751%, 09/23/16.................................  150,602    150,981,818
Toronto-Dominion Bank (The)
#     2.375%, 10/19/16.................................    9,000      9,158,643
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.456%, 07/13/16.................................   75,000     75,003,000
(r)   0.741%, 09/09/16.................................   48,945     49,108,623
(r)   0.544%, 01/06/17.................................   76,000     75,971,348
Total Capital International SA
      1.500%, 02/17/17.................................    5,000      5,032,870
#     1.550%, 06/28/17.................................   10,000     10,067,650
Toyota Motor Credit Corp.
      1.125%, 05/16/17.................................   11,900     11,921,468
#     1.750%, 05/22/17.................................   28,000     28,336,392
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.381%, 09/23/16.................................   30,000     29,987,040
(r)   0.466%, 02/16/17.................................  113,000    112,877,621
Westpac Banking Corp.
#     3.000%, 08/04/15.................................   41,992     41,992,000
      0.950%, 01/12/16.................................  129,072    129,318,915
Westpac Banking Corp. Floating Rate Note
#(r)  0.607%, 05/19/17.................................   10,000     10,003,240
                                                                 --------------
TOTAL BONDS............................................           4,501,574,711
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (15.5%)
U.S. Treasury Notes
      0.625%, 08/15/16.................................   50,000     50,113,300
      0.875%, 09/15/16.................................   50,000     50,246,100
      1.000%, 09/30/16.................................   40,000     40,262,480
      1.000%, 10/31/16.................................  250,000    251,718,750
      0.625%, 11/15/16.................................   40,000     40,087,520
      0.500%, 11/30/16.................................   50,000     50,011,700
      0.875%, 11/30/16.................................   10,000     10,051,560
#     0.625%, 12/15/16.................................   50,000     50,089,850
      0.875%, 12/31/16.................................  140,000    140,743,680
      0.500%, 01/31/17.................................  151,000    150,940,959
      0.875%, 02/28/17.................................  100,000    100,515,600
      0.750%, 03/15/17.................................   25,000     25,076,175
      0.875%, 04/15/17.................................   29,000     29,131,399
      0.875%, 04/30/17.................................    5,000      5,022,265
      0.875%, 05/15/17.................................   80,000     80,337,520
      0.750%, 06/30/17.................................   45,000     45,084,375
      0.875%, 07/15/17.................................   25,000     25,097,650
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS........................           1,144,530,883
                                                                 --------------
COMMERCIAL PAPER -- (13.8%)
Bank Nederlandse Gemeeten NV
##    0.180%, 08/24/15.................................   35,000     34,997,037
BNZ International Funding Ltd.
##    0.170%, 08/03/15.................................   10,000      9,999,908
Caisse Des Deports Et Con
##    0.240%, 10/13/15.................................   20,000     19,990,832
##    0.235%, 10/14/15.................................   50,000     49,976,563
Caisse des Depots et Consignations
##    0.160%, 08/19/15.................................   45,000     44,996,556
Canadian Imperial Bank of Commerce
      0.464%, 10/28/16.................................   25,000     24,989,850
Commonwealth Bank of Australia
##    0.165%, 08/17/15.................................   30,000     29,998,541
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
      0.716%, 05/06/16.................................   41,100     41,141,881
CPPIB Capital, Inc.
##    0.130%, 08/19/15.................................   80,000     79,995,060
##    0.130%, 09/14/15.................................   50,000     49,990,625
##    0.140%, 09/24/15.................................   28,000     27,993,027
DBS Bank, Ltd.
##    0.180%, 08/19/15.................................   47,000     46,997,098
Erste Abwicklungsanstalt
##    0.150%, 08/10/15.................................   40,800     40,798,753
Massachusetts Mututal Life Insurance Co.
##    0.120%, 08/03/15.................................   40,000     39,999,633
Nordea Bank Finland P.L.C.
      0.482%, 01/21/16.................................      100        100,002

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- --------------
      0.557%, 02/13/17.............................. $   100,000 $   99,983,700
NRW Bank
##    0.205%, 10/06/15..............................      35,000     34,984,888
Oesterreichische Kontrollbank AG
      0.200%, 10/26/15..............................      31,500     31,484,318
Oversea-Chinese Banking Corp., Ltd.
      0.190%, 08/07/15..............................      20,000     19,999,572
PSP Capital, Inc.
##    0.165%, 08/12/15..............................      30,000     29,998,900
##    0.180%, 10/13/15..............................      19,200     19,192,541
Royal Bank of Canada
      0.466%, 12/15/16..............................      25,000     25,030,025
Sanofi
##    0.130%, 09/04/15..............................      24,500     24,498,261
##    0.160%, 09/25/15..............................      35,000     34,995,645
Siemens Capital Co. LLC
##    0.130%, 09/21/15..............................      50,000     49,988,516
Standard Chartered Bank
##    0.230%, 08/10/15..............................      50,000     49,997,597
Svenska Handelsbanken AB
      0.456%, 08/17/16..............................      58,600     58,617,111
TOTAL COMMERCIAL PAPER..............................              1,020,736,440
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves,
        0.114%......................................  35,758,107     35,758,107
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund................   5,245,207     60,687,042
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,395,413,953)^^...........................             $7,397,424,672
                                                                 ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
 Agency Obligations..........          -- $  634,137,489   --    $  634,137,489
 Bonds.......................          --  4,501,574,711   --     4,501,574,711
 U.S. Treasury Obligations...          --  1,144,530,883   --     1,144,530,883
 Commercial Paper............          --  1,020,736,440   --     1,020,736,440
 Temporary Cash Investments.. $35,758,107             --   --        35,758,107
 Securities Lending
   Collateral................          --     60,687,042   --        60,687,042
                              ----------- --------------   --    --------------
 TOTAL....................... $35,758,107 $7,361,666,565   --    $7,397,424,672
                              =========== ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                    FACE
                                                   AMOUNT^
                                                    (000)     VALUE+
                                                   ------- ------------
BONDS -- (62.7%)

AUSTRALIA -- (2.7%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17..........................     $28,765 $ 28,834,237
    1.250%, 06/13/17..........................       3,180    3,182,483
Commonwealth Bank of Australia
    1.125%, 03/13/17..........................      16,700   16,706,496
National Australia Bank, Ltd.
    1.300%, 07/25/16..........................      17,800   17,897,758
    2.750%, 03/09/17..........................      56,525   57,935,412
    1.250%, 03/17/17..........................      14,245   14,277,479
Westpac Banking Corp.
    1.200%, 05/19/17..........................      12,103   12,117,463
                                                           ------------
TOTAL AUSTRALIA...............................              150,951,328
                                                           ------------
AUSTRIA -- (1.5%)
Oesterreichische Kontrollbank AG
    0.750%, 12/15/16..........................      22,865   22,909,907
    5.000%, 04/25/17..........................       5,000    5,351,700
    0.750%, 05/19/17..........................      59,700   59,605,077
                                                           ------------
TOTAL AUSTRIA.................................               87,866,684
                                                           ------------
CANADA -- (11.9%)
Bank of Nova Scotia (The)
    1.375%, 07/15/16..........................      33,050   33,237,096
    2.100%, 11/08/16.......................... CAD  53,000   41,025,408
    1.100%, 12/13/16..........................      23,986   24,017,086
    1.100%, 12/13/16..........................         824      825,206
    2.550%, 01/12/17..........................      15,750   16,064,527
    2.550%, 01/12/17..........................      10,000   10,201,480
    1.250%, 04/11/17..........................       6,700    6,705,280
    1.250%, 04/11/17..........................       3,900    3,903,877
British Columbia, Province of Canada
    2.100%, 05/18/16..........................      12,045   12,196,610
    1.200%, 04/25/17..........................      30,769   31,010,814
Canada Government International Bond
    0.875%, 02/14/17..........................      10,000   10,030,800
Export Development Canada
    1.250%, 10/26/16..........................      23,585   23,785,213
    0.625%, 04/27/17..........................      13,500   13,467,735
    0.625%, 04/27/17..........................      20,100   20,012,424
Manitoba, Province of Canada
    4.900%, 12/06/16..........................       5,726    6,045,184
    1.300%, 04/03/17..........................      14,017   14,129,276
Ontario, Province of Canada
    1.000%, 07/22/16..........................      43,240   43,420,916
    1.600%, 09/21/16..........................      53,527   54,095,082
    1.600%, 09/21/16..........................      29,000   29,311,837
    4.950%, 11/28/16..........................       5,000    5,275,070
Quebec, Province of Canada
    5.125%, 11/14/16..........................       2,554    2,696,513
Royal Bank of Canada
    1.450%, 09/09/16..........................      20,361   20,504,789
    1.200%, 01/23/17..........................      71,263   71,467,454
    1.000%, 04/27/17..........................      30,000   29,902,230
    1.250%, 06/16/17..........................      28,909   28,892,291
Toronto-Dominion Bank (The)
#   2.500%, 07/14/16..........................      31,128   31,647,589
    1.500%, 09/09/16..........................      22,000   22,155,628
    2.375%, 10/19/16..........................      27,700   28,188,268
    2.375%, 10/19/16..........................      11,500   11,704,435
    1.125%, 05/02/17..........................      11,185   11,200,558
    1.125%, 05/02/17..........................       8,400    8,413,474
                                                           ------------
TOTAL CANADA..................................              665,534,150
                                                           ------------
DENMARK -- (0.6%)
Denmark Government International Bond
    0.875%, 03/20/17..........................      20,000   20,052,200
Kommunekredit
    1.000%, 01/17/17..........................      13,000   13,055,692
                                                           ------------
TOTAL DENMARK.................................               33,107,892
                                                           ------------
FINLAND -- (1.5%)
Municipality Finance P.L.C.
    2.375%, 05/16/16..........................      16,500   16,741,395
    1.250%, 09/12/16..........................      44,182   44,490,346
    1.250%, 12/15/16.......................... GBP  14,273   22,398,327
                                                           ------------
TOTAL FINLAND.................................               83,630,068
                                                           ------------
FRANCE -- (2.4%)
Agence Francaise de Developpement
    1.125%, 10/03/16..........................       9,552    9,602,521
Caisse des Depots et Consignations
    0.875%, 11/07/16..........................      22,200   22,255,811
    1.000%, 03/13/17..........................      76,600   76,855,691
Total Capital International SA
    1.500%, 02/17/17..........................       4,500    4,529,583
    1.500%, 02/17/17..........................      10,000   10,074,120
    1.550%, 06/28/17..........................       9,500    9,564,267
                                                           ------------
TOTAL FRANCE..................................              132,881,993
                                                           ------------
GERMANY -- (7.5%)
Erste Abwicklungsanstalt
    1.000%, 02/27/17..........................      55,800   55,927,057
FMS Wertmanagement AoeR
    1.125%, 10/14/16..........................       4,286    4,313,688
    0.625%, 01/30/17..........................      54,000   53,922,240

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT^
                                                      (000)     VALUE+
                                                     ------- ------------
GERMANY -- (Continued)
KFW
     4.875%, 01/17/17...........................     $42,500 $ 45,073,545
     4.875%, 01/17/17...........................      10,000   10,603,680
     1.250%, 02/15/17...........................      30,000   30,244,110
     0.750%, 03/17/17...........................      71,400   71,411,424
Landeskreditbank Baden-Wuerttemberg
Foerderbank
     0.500%, 06/01/16...........................      30,700   30,697,851
     0.625%, 01/26/17...........................      20,350   20,314,204
     0.875%, 04/10/17...........................      20,679   20,692,441
     1.625%, 04/25/17...........................      66,740   67,626,307
NRW Bank
     1.000%, 05/22/17...........................      10,000   10,016,280
                                                             ------------
TOTAL GERMANY...................................              420,842,827
                                                             ------------
JAPAN -- (4.1%)
Development Bank of Japan, Inc.
     1.625%, 10/05/16...........................      30,000   30,301,380
     5.125%, 02/01/17...........................      23,500   24,959,350
     1.500%, 03/13/17...........................      66,580   67,160,444
Japan Bank for International Cooperation
     2.500%, 01/21/16...........................      25,400   25,634,721
     5.250%, 03/23/16...........................      10,100   10,399,970
     1.125%, 07/19/17...........................      69,400   69,426,997
                                                             ------------
TOTAL JAPAN.....................................              227,882,862
                                                             ------------
NETHERLANDS -- (5.1%)
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16...........................      78,100   78,525,411
     0.875%, 12/12/16........................... GBP   4,000    6,241,556
     5.250%, 01/31/17...........................       5,000    5,327,975
     0.875%, 02/21/17...........................      60,782   60,849,407
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
     3.375%, 01/19/17...........................       8,735    9,006,728
Nederlandse Waterschapsbank NV
     0.750%, 03/29/16...........................      28,900   28,951,904
#    2.125%, 06/16/16...........................      30,910   31,332,262
     2.125%, 02/09/17...........................      21,098   21,520,804
Netherlands Government Bond
     1.000%, 02/24/17...........................      43,652   43,821,152
                                                             ------------
TOTAL NETHERLANDS...............................              285,577,199
                                                             ------------
NEW ZEALAND -- (0.3%)
ANZ New Zealand Int'l, Ltd.
#    1.125%, 03/24/16...........................          --           --
     1.400%, 04/27/17...........................      15,680   15,678,448
                                                             ------------
TOTAL NEW ZEALAND...............................               15,678,448
                                                             ------------
NORWAY -- (1.8%)
Kommunalbanken A.S.
     0.500%, 03/29/16...........................      54,000   54,020,196
     0.875%, 10/03/16...........................       5,000    5,015,355
     1.125%, 12/15/16........................... GBP  13,100   20,510,407
     1.375%, 06/08/17...........................      22,900   23,121,374
                                                             ------------
TOTAL NORWAY....................................              102,667,332
                                                             ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS --
(12.9%)
African Development Bank
     1.250%, 09/02/16...........................       5,000    5,036,180
     0.750%, 10/18/16...........................      10,600   10,618,773
#    1.125%, 03/15/17...........................      16,000   16,097,504
Asian Development Bank
     5.500%, 06/27/16...........................      47,011   49,144,641
     1.000%, 12/15/16........................... GBP  19,400   30,366,465
     0.750%, 01/11/17...........................       5,000    5,005,750
     1.125%, 03/15/17...........................      15,000   15,093,810
Council Of Europe Development Bank
     1.250%, 09/22/16...........................      63,893   64,371,750
     1.750%, 12/19/16........................... GBP   3,500    5,529,104
     1.500%, 02/22/17...........................      16,389   16,586,094
EUROFIMA
     5.000%, 04/03/17...........................       4,474    4,778,702
European Bank for Reconstruction & Development
     1.375%, 10/20/16...........................      82,654   83,635,516
     1.000%, 02/16/17...........................      58,571   58,938,592
European Investment Bank
     4.875%, 01/17/17...........................      58,900   62,455,675
     4.875%, 01/17/17...........................      27,900   29,589,457
     1.750%, 03/15/17...........................      19,600   19,919,343
     0.875%, 04/18/17...........................       5,000    5,010,350
     1.625%, 06/15/17...........................      40,000   40,582,920
Inter-American Development Bank
     5.125%, 09/13/16...........................      30,000   31,528,860
     1.375%, 10/18/16...........................      10,000   10,098,160
     0.875%, 11/15/16...........................      29,000   29,111,273
     1.000%, 07/14/17...........................      15,000   15,049,515
International Bank for Reconstruction &
Development
     0.625%, 10/14/16...........................      18,000   18,017,748
     1.000%, 12/28/16........................... GBP   5,100    7,980,515
     0.875%, 04/17/17...........................      35,000   35,078,155
     0.625%, 05/02/17...........................      15,000   14,932,770
International Finance Corp.
     0.625%, 11/15/16...........................       2,800    2,798,152
Nordic Investment Bank
     0.500%, 04/14/16...........................       8,130    8,134,472

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^
                                                    (000)       VALUE+
                                                   -------- --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS --
  (Continued)
    1.000%, 03/07/17..........................     $ 25,000 $   25,112,875
                                                            --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..                 720,603,121
                                                            --------------
SWEDEN -- (3.5%)
Kommuninvest I Sverige AB
    0.875%, 12/13/16..........................        5,000      5,014,080
    1.625%, 02/13/17..........................        7,846      7,949,779
    0.625%, 04/21/17..........................        6,400      6,382,400
Nordea Bank AB
    3.125%, 03/20/17..........................       17,700     18,218,274
    3.125%, 03/20/17..........................        2,500      2,573,202
    1.250%, 04/04/17..........................        8,780      8,793,776
Svensk Exportkredit AB
    0.625%, 05/31/16..........................       49,500     49,534,650
    1.125%, 12/15/16.......................... GBP   20,000     31,309,226
    5.125%, 03/01/17..........................       15,000     16,012,995
    5.125%, 03/01/17..........................        3,000      3,203,205
Svenska Handelsbanken AB
    3.125%, 07/12/16..........................       37,790     38,613,746
    2.875%, 04/04/17..........................       10,090     10,370,805
                                                            --------------
TOTAL SWEDEN..................................                 197,976,138
                                                            --------------
UNITED KINGDOM -- (0.2%)
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16..........................       11,225     11,308,278
                                                            --------------
UNITED STATES -- (6.7%)
Apple, Inc.
    1.050%, 05/05/17..........................       17,107     17,144,122
    0.900%, 05/12/17..........................       20,400     20,380,436
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17..........................       10,000     10,102,680
Berkshire Hathaway, Inc.
    1.900%, 01/31/17..........................        5,930      6,027,305
    1.900%, 01/31/17..........................        3,000      3,049,782
Cisco Systems, Inc.
    1.100%, 03/03/17..........................       33,462     33,538,160
    3.150%, 03/14/17..........................        7,000      7,250,642
Exxon Mobil Corp.
    0.921%, 03/15/17..........................       40,805     40,822,465
General Electric Capital Corp.
    3.350%, 10/17/16..........................          900        926,271
    5.375%, 10/20/16..........................       19,000     19,980,894
    2.900%, 01/09/17..........................       33,973     34,857,215
    2.900%, 01/09/17..........................       18,600     19,087,413
    5.400%, 02/15/17..........................       22,750     24,208,025
    2.450%, 03/15/17..........................       30,800     31,426,195
    2.300%, 04/27/17..........................       27,440     27,956,393
Nestle Holdings, Inc.
    1.375%, 06/21/17..........................        3,000      3,012,597
Pfizer, Inc.
#   1.100%, 05/15/17..........................       27,550     27,568,238
Procter & Gamble Co. (The)
    0.750%, 11/04/16..........................        3,600      3,605,436
Toyota Motor Credit Corp.
    1.125%, 05/16/17..........................       23,911     23,954,135
    1.750%, 05/22/17..........................       15,075     15,256,111
Wal-Mart Stores, Inc.
    5.375%, 04/05/17..........................        5,523      5,937,844
                                                            --------------
TOTAL UNITED STATES...........................                 376,092,359
                                                            --------------
TOTAL BONDS...................................               3,512,600,679
                                                            --------------
AGENCY OBLIGATIONS -- (14.4%)
Federal Home Loan Bank
    1.625%, 12/09/16..........................       72,900     73,912,508
    0.875%, 03/10/17..........................       60,000     60,149,760
    4.875%, 05/17/17..........................       15,485     16,639,236
    0.875%, 05/24/17..........................       20,000     20,058,200
    0.625%, 05/30/17..........................       82,000     81,904,880
    1.000%, 06/09/17..........................       80,000     80,404,160
    1.000%, 06/21/17..........................       18,000     18,070,524
Federal Home Loan Mortgage Corporation
    0.500%, 01/27/17..........................       40,000     39,938,640
    5.000%, 02/16/17..........................       20,000     21,341,680
    0.875%, 02/22/17..........................       70,000     70,231,000
    1.000%, 03/08/17..........................       70,000     70,450,240
    1.250%, 05/12/17..........................       25,000     25,229,175
#   1.000%, 06/29/17..........................       10,000     10,053,570
    0.750%, 07/14/17..........................       40,000     39,965,960
#   1.000%, 07/28/17..........................       30,000     30,154,350
Federal National Mortgage Association
    1.250%, 01/30/17..........................       60,000     60,541,860
    5.000%, 02/13/17..........................       15,000     15,995,385
    0.750%, 03/14/17..........................       15,000     15,026,580
#   0.750%, 04/20/17..........................       28,500     28,519,266
    1.125%, 04/27/17..........................       15,000     15,116,550
    5.000%, 05/11/17..........................        9,351     10,057,992
                                                            --------------
TOTAL AGENCY OBLIGATIONS......................                 803,761,516
                                                            --------------
U.S. TREASURY OBLIGATIONS -- (18.5%)
U.S. Treasury Notes
    0.625%, 02/15/17..........................       35,000     35,038,290
    0.875%, 02/28/17..........................      215,000    216,108,540
#   0.750%, 03/15/17..........................       75,000     75,228,525
    0.500%, 03/31/17..........................      130,000    129,857,780
    0.875%, 04/15/17..........................       50,000     50,226,550

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                     ----------- --------------
#     0.875%, 04/30/17.............................. $    90,000 $   90,400,770
#     0.875%, 05/15/17..............................     125,000    125,527,375
      0.625%, 05/31/17..............................     135,000    134,936,685
      0.875%, 06/15/17..............................      65,000     65,279,305
      0.750%, 06/30/17..............................     115,000    115,215,625
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              1,037,819,445
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund................  21,093,095    244,047,105
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,601,157,421)^^...........................             $5,598,228,745
                                                                 ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Bonds
   Australia.....................   --    $  150,951,328   --    $  150,951,328
   Austria.......................   --        87,866,684   --        87,866,684
   Canada........................   --       665,534,150   --       665,534,150
   Denmark.......................   --        33,107,892   --        33,107,892
   Finland.......................   --        83,630,068   --        83,630,068
   France........................   --       132,881,993   --       132,881,993
   Germany.......................   --       420,842,827   --       420,842,827
   Japan.........................   --       227,882,862   --       227,882,862
   Netherlands...................   --       285,577,199   --       285,577,199
   New Zealand...................   --        15,678,448   --        15,678,448
   Norway........................   --       102,667,332   --       102,667,332
   Supranational Organization
     Obligations.................   --       720,603,121   --       720,603,121
   Sweden........................   --       197,976,138   --       197,976,138
   United Kingdom................   --        11,308,278   --        11,308,278
   United States.................   --       376,092,359   --       376,092,359
Agency Obligations...............   --       803,761,516   --       803,761,516
U.S. Treasury Obligations........   --     1,037,819,445   --     1,037,819,445
Securities Lending Collateral....   --       244,047,105   --       244,047,105
Forward Currency Contracts**.....   --           483,688   --           483,688
                                    --    --------------   --    --------------
TOTAL............................   --    $5,598,712,433   --    $5,598,712,433
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
BONDS -- (96.9%)

AUSTRALIA -- (1.6%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17.................................. $   750 $   750,586
Commonwealth Bank of Australia
    1.900%, 09/18/17..................................   9,000   9,102,402
Westpac Banking Corp.
    2.000%, 08/14/17..................................   7,575   7,683,216
                                                               -----------
TOTAL AUSTRALIA.......................................          17,536,204
                                                               -----------
CANADA -- (4.8%)
Brookfield Asset Management, Inc.
    5.800%, 04/25/17..................................   4,150   4,434,370
Cenovus Energy, Inc.
    5.700%, 10/15/19..................................   5,775   6,413,357
Royal Bank of Canada
    1.400%, 10/13/17..................................   1,000     998,484
Teck Resources, Ltd.
    2.500%, 02/01/18..................................   5,000   4,584,115
Thomson Reuters Corp.
#   6.500%, 07/15/18..................................   4,700   5,299,964
Toronto-Dominion Bank (The)
    1.400%, 04/30/18..................................  29,615  29,508,505
                                                               -----------
TOTAL CANADA..........................................          51,238,795
                                                               -----------
FRANCE -- (2.4%)
BNP Paribas SA
    2.375%, 09/14/17..................................   8,000   8,132,224
BPCE SA
    2.500%, 12/10/18..................................   1,000   1,015,868
    2.500%, 07/15/19..................................   4,900   4,949,755
    2.250%, 01/27/20..................................   2,000   1,992,168
Societe Generale SA
    2.750%, 10/12/17..................................   6,900   7,059,535
Total Capital International SA
    1.550%, 06/28/17..................................   2,165   2,179,646
                                                               -----------
TOTAL FRANCE..........................................          25,329,196
                                                               -----------
GERMANY -- (2.3%)
Deutsche Bank AG
    6.000%, 09/01/17..................................   4,000   4,336,208
FMS Wertmanagement AoeR
    1.000%, 11/21/17..................................  20,000  19,993,740
                                                               -----------
TOTAL GERMANY.........................................          24,329,948
                                                               -----------
JAPAN -- (3.3%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19..................................   3,000   3,014,139
Development Bank of Japan, Inc.
    1.000%, 01/22/18..................................  19,200  19,082,112
Japan Finance Organization for Municipalities
    1.375%, 02/05/18..................................  11,330  11,309,379
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19..................................   2,600   2,624,609
                                                               -----------
TOTAL JAPAN...........................................          36,030,239
                                                               -----------
NETHERLANDS -- (1.7%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17..................................   5,000   5,037,880
    1.375%, 03/19/18..................................   5,000   5,027,645
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    2.250%, 01/14/19..................................   2,070   2,085,601
Nederlandse Waterschapsbank NV
    1.500%, 04/16/18..................................   5,000   5,042,500
Shell International Finance BV
    2.125%, 05/11/20..................................     700     698,088
                                                               -----------
TOTAL NETHERLANDS.....................................          17,891,714
                                                               -----------
NORWAY -- (1.1%)
Kommunalbanken A.S.
    1.375%, 06/08/17..................................  10,000  10,096,670
Statoil ASA
    3.125%, 08/17/17..................................   2,200   2,280,098
                                                               -----------
TOTAL NORWAY..........................................          12,376,768
                                                               -----------
SPAIN -- (0.2%)
Telefonica Emisiones SAU
    3.192%, 04/27/18..................................   2,500   2,568,890
                                                               -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.5%)
African Development Bank
    0.875%, 03/15/18..................................   8,040   7,997,195
European Investment Bank
#   1.625%, 06/15/17..................................  15,000  15,218,595
    1.000%, 12/15/17..................................  15,000  14,995,110
Inter-American Development Bank
    0.875%, 03/15/18..................................  10,000   9,966,760
                                                               -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........          48,177,660
                                                               -----------
SWEDEN -- (1.2%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17..................................   4,000   4,000,812
Nordea Bank AB
    1.625%, 05/15/18..................................   3,000   2,994,948

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
SWEDEN -- (Continued)
Svenska Handelsbanken AB
     2.500%, 01/25/19...................................... $ 6,350 $ 6,483,432
                                                                    -----------
TOTAL SWEDEN...............................................          13,479,192
                                                                    -----------
SWITZERLAND -- (1.7%)
Credit Suisse
     2.300%, 05/28/19......................................   6,425   6,453,347
Credit Suisse New York
     5.300%, 08/13/19......................................   3,016   3,345,613
UBS AG
     5.875%, 12/20/17......................................   4,325   4,742,181
     5.750%, 04/25/18......................................   2,350   2,593,451
     2.375%, 08/14/19......................................     667     668,517
                                                                    -----------
TOTAL SWITZERLAND                                                    17,803,109
                                                                    -----------
UNITED KINGDOM -- (4.6%)
Abbey National Treasury Services P.L.C.
     2.375%, 03/16/20......................................   5,000   5,019,800
Barclays P.L.C.
     2.750%, 11/08/19......................................   8,000   7,964,352
BP Capital Markets P.L.C.
     2.248%, 11/01/16......................................     500     506,380
     2.315%, 02/13/20......................................   2,600   2,604,550
GlaxoSmithKline Capital P.L.C.
     1.500%, 05/08/17......................................   2,025   2,036,429
Lloyds Bank P.L.C.
     4.200%, 03/28/17......................................   4,000   4,187,712
Nationwide Building Society
     2.350%, 01/21/20......................................   1,266   1,267,732
Network Rail Infrastructure Finance P.L.C.
     0.875%, 05/15/18......................................  10,000   9,937,280
Rio Tinto Finance USA P.L.C.
     1.625%, 08/21/17......................................   3,628   3,616,597
Royal Bank of Scotland Group P.L.C.
     2.550%, 09/18/15......................................   4,000   4,006,764
Vodafone Group P.L.C.
     5.625%, 02/27/17......................................   8,000   8,466,280
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          49,613,876
                                                                    -----------
UNITED STATES -- (67.5%)
Abbott Laboratories
     2.000%, 03/15/20......................................  10,000   9,930,470
AbbVie, Inc.
     1.200%, 11/06/15......................................   1,715   1,717,055
     2.500%, 05/14/20......................................   3,500   3,479,273
ACE INA Holdings, Inc.
     2.600%, 11/23/15......................................   4,215   4,237,879
Actavis, Inc.
     1.875%, 10/01/17......................................   4,000   3,997,536
Aetna, Inc.
     2.200%, 03/15/19......................................   5,000   4,982,365
Aflac, Inc.
     2.650%, 02/15/17......................................   2,650   2,703,148
Agilent Technologies, Inc.
     6.500%, 11/01/17......................................     596     655,696
American Express Co.
     6.150%, 08/28/17......................................   5,000   5,460,835
     7.000%, 03/19/18......................................   2,000   2,264,854
American Express Credit Corp.
     2.250%, 08/15/19......................................   3,500   3,510,857
Ameriprise Financial, Inc.
     5.650%, 11/15/15......................................   1,220   1,237,287
Amgen, Inc.
     2.200%, 05/22/19......................................  10,000  10,020,940
Anheuser-Busch InBev Worldwide, Inc.
     1.375%, 07/15/17......................................   1,355   1,361,144
     5.375%, 01/15/20......................................   7,000   7,922,663
Anthem, Inc.
     5.875%, 06/15/17......................................   3,990   4,292,881
     1.875%, 01/15/18......................................   4,000   3,984,060
Apache Corp.
     6.900%, 09/15/18......................................   4,890   5,567,113
Apple, Inc.
     1.000%, 05/03/18......................................  13,164  13,030,596
Arizona Public Service Co.
     8.750%, 03/01/19......................................   3,000   3,674,682
Assurant, Inc.
     2.500%, 03/15/18......................................   5,000   5,058,720
AT&T, Inc.
     1.400%, 12/01/17......................................   9,000   8,934,930
Autodesk, Inc.
     1.950%, 12/15/17......................................   4,000   4,010,812
Bank of America Corp.
     2.600%, 01/15/19......................................   1,670   1,690,708
     2.650%, 04/01/19......................................   1,000   1,014,650
Bank of New York Mellon Corp. (The)
     2.200%, 05/15/19......................................   4,030   4,062,857
     2.150%, 02/24/20......................................   3,600   3,573,392
Baxter International, Inc.
     1.850%, 06/15/18......................................   5,000   4,981,235
Bayer U.S. Finance LLC
     2.375%, 10/08/19......................................   5,000   5,038,230
BB&T Corp.
     1.450%, 01/12/18......................................   9,000   8,973,090
Becton Dickinson and Co.
     5.000%, 05/15/19......................................   2,000   2,188,022
     6.375%, 08/01/19......................................   4,500   5,148,594

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17....................................... $   255 $   257,618
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.......................................   5,000   5,028,030
BlackRock, Inc.
    6.250%, 09/15/17.......................................   5,000   5,510,985
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.......................................   5,000   5,004,805
Buckeye Partners L.P.
    6.050%, 01/15/18.......................................   1,880   2,038,230
Capital One Financial Corp.
    6.750%, 09/15/17.......................................   4,000   4,404,048
Cardinal Health, Inc.
    1.700%, 03/15/18.......................................   9,000   8,990,478
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.......................................   2,880   2,945,693
CBS Corp.
    2.300%, 08/15/19.......................................   6,638   6,585,600
Celgene Corp.
    2.250%, 05/15/19.......................................   5,000   5,012,185
Chevron Corp.
    2.193%, 11/15/19.......................................  10,000  10,084,260
Cigna Corp.
    5.375%, 03/15/17.......................................   1,190   1,267,217
Citigroup, Inc.
    4.450%, 01/10/17.......................................   4,000   4,167,500
CNA Financial Corp.
    7.350%, 11/15/19.......................................   3,000   3,549,069
Coca-Cola Enterprises, Inc.
    2.125%, 09/15/15.......................................   3,389   3,395,022
Comcast Corp.
    6.500%, 01/15/17.......................................   1,500   1,614,471
Comerica, Inc.
    2.125%, 05/23/19.......................................     700     698,324
Computer Sciences Corp.
    2.500%, 09/15/15.......................................   4,000   4,003,132
ConocoPhillips
    6.000%, 01/15/20.......................................   1,500   1,734,251
Costco Wholesale Corp.
    1.700%, 12/15/19.......................................   4,000   3,964,644
CR Bard, Inc.
    1.375%, 01/15/18.......................................   5,085   5,012,468
CVS Health Corp.
    2.250%, 08/12/19.......................................   6,000   6,007,452
Daimler Finance North America LLC
    1.650%, 03/02/18.......................................   3,600   3,589,668
Devon Energy Corp.
    2.250%, 12/15/18.......................................   5,000   5,011,125
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
    2.400%, 03/15/17.......................................   4,000   4,048,972
Dollar General Corp.
    1.875%, 04/15/18.......................................   5,000   4,969,260
Dominion Resources, Inc.
    2.500%, 12/01/19.......................................   6,167   6,188,011
DTE Energy Co.
    2.400%, 12/01/19.......................................   3,210   3,216,157
eBay, Inc.
    2.200%, 08/01/19.......................................   9,500   9,344,931
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.......................................   2,475   2,772,497
EMC Corp.
    1.875%, 06/01/18.......................................   8,780   8,788,174
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.......................................   2,000   2,105,100
EOG Resources, Inc.
    2.500%, 02/01/16.......................................   3,400   3,428,567
Exelon Generation Co. LLC
    6.200%, 10/01/17.......................................   4,000   4,360,384
Express Scripts Holding Co.
    2.250%, 06/15/19.......................................   5,865   5,820,725
Exxon Mobil Corp.
    1.305%, 03/06/18.......................................  29,400  29,399,059
Fifth Third Bancorp
    2.300%, 03/01/19.......................................   2,270   2,271,078
Fifth Third Bank
    2.375%, 04/25/19.......................................   1,615   1,623,579
FMC Technologies, Inc.
    2.000%, 10/01/17.......................................   5,000   4,991,625
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.......................................   5,000   5,368,320
    2.375%, 03/12/19.......................................   1,000     992,807
Freeport-McMoRan, Inc.
    2.150%, 03/01/17.......................................   4,000   3,875,000
GATX Corp.
    2.500%, 03/15/19.......................................   3,000   2,994,093
General Dynamics Corp.
    1.000%, 11/15/17.......................................   2,000   1,988,670
General Electric Capital Corp.
#   1.625%, 04/02/18.......................................  15,000  15,089,460
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.......................................   1,550   1,693,573
    5.950%, 01/18/18.......................................   2,000   2,196,462
Halliburton Co.
    6.150%, 09/15/19.......................................   3,000   3,448,140
Harley-Davidson Financial Services, Inc.
    2.150%, 02/26/20.......................................   5,000   4,971,545
Hewlett-Packard Co.
    2.600%, 09/15/17.......................................   4,000   4,059,640
Home Depot, Inc. (The)
    2.000%, 06/15/19.......................................   5,000   5,039,310

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
HSBC USA, Inc.
    2.375%, 11/13/19....................................... $ 2,000 $ 2,002,718
Humana, Inc.
    2.625%, 10/01/19.......................................   2,000   2,012,766
Huntington Bancshares, Inc.
#   2.600%, 08/02/18.......................................   5,000   5,065,200
Illinois Tool Works, Inc.
    1.950%, 03/01/19.......................................   6,150   6,149,539
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.......................................   5,000   5,092,515
Intuit, Inc.
    5.750%, 03/15/17.......................................   2,000   2,122,936
Jefferies Group LLC
    5.125%, 04/13/18.......................................   1,875   1,982,994
John Deere Capital Corp.
#   1.950%, 03/04/19.......................................   3,400   3,417,932
JPMorgan Chase & Co.
    3.150%, 07/05/16.......................................   1,000   1,018,904
    6.300%, 04/23/19.......................................     548     626,500
    2.250%, 01/23/20.......................................   2,000   1,976,894
KeyBank NA
    1.650%, 02/01/18.......................................   1,820   1,822,412
Kimberly-Clark Corp.
    1.900%, 05/22/19.......................................   2,300   2,302,732
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.......................................   4,000   4,239,752
Kroger Co. (The)
    2.300%, 01/15/19.......................................   3,000   3,018,855
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.......................................   4,500   4,535,455
Legg Mason, Inc.
    2.700%, 07/15/19.......................................   2,000   2,002,532
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.......................................   9,800   9,711,624
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.......................................   2,200   2,214,124
MasterCard, Inc.
    2.000%, 04/01/19.......................................  10,000  10,080,260
Mattel, Inc.
    2.350%, 05/06/19.......................................   6,000   5,987,688
McDonald's Corp.
    5.350%, 03/01/18.......................................   5,000   5,465,065
McKesson Corp.
    1.400%, 03/15/18.......................................   8,907   8,806,876
Medtronic, Inc.
    4.450%, 03/15/20.......................................   2,000   2,188,122
Monsanto Co.
    2.125%, 07/15/19.......................................   2,500   2,483,013
Morgan Stanley
    6.250%, 08/28/17.......................................   4,000   4,368,384
    7.300%, 05/13/19.......................................   1,800   2,117,727
    2.375%, 07/23/19.......................................   1,365   1,362,581
MUFG Union Bank NA
    2.625%, 09/26/18.......................................   5,245   5,337,952
Mylan, Inc.
    2.550%, 03/28/19.......................................   4,400   4,382,897
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.......................................   3,850   3,849,650
NiSource Finance Corp.
    6.400%, 03/15/18.......................................   1,194   1,335,155
Nordstrom, Inc.
    4.750%, 05/01/20.......................................   5,225   5,800,926
Nucor Corp.
    5.750%, 12/01/17.......................................   7,160   7,798,135
NYSE Euronext
    2.000%, 10/05/17.......................................   5,000   5,053,055
ONE Gas, Inc.
    2.070%, 02/01/19.......................................   4,944   4,945,315
Oracle Corp.
    1.200%, 10/15/17.......................................   1,500   1,497,945
    5.000%, 07/08/19.......................................   5,000   5,569,390
PepsiCo, Inc.
    5.000%, 06/01/18.......................................   2,115   2,316,405
    4.500%, 01/15/20.......................................   1,700   1,863,491
PG&E Corp.
    2.400%, 03/01/19.......................................   5,000   5,019,675
Philip Morris International, Inc.
    5.650%, 05/16/18.......................................   3,000   3,323,244
Pioneer Natural Resources Co.
    6.650%, 03/15/17.......................................   4,000   4,309,460
    6.875%, 05/01/18.......................................   2,000   2,222,534
PNC Bank NA
    1.500%, 02/23/18.......................................   3,900   3,884,911
    2.400%, 10/18/19.......................................   2,000   2,015,780
    2.600%, 07/21/20.......................................   1,000   1,007,067
Praxair, Inc.
    1.250%, 11/07/18.......................................   4,000   3,949,404
Principal Financial Group, Inc.
    1.850%, 11/15/17.......................................   6,707   6,745,478
Prudential Financial, Inc.
    6.100%, 06/15/17.......................................   1,000   1,081,550
    6.000%, 12/01/17.......................................   5,000   5,495,065
Quest Diagnostics, Inc.
    3.200%, 04/01/16.......................................     178     180,454
Qwest Corp.
    6.500%, 06/01/17.......................................   4,000   4,280,000
Reinsurance Group of America, Inc.
#   5.625%, 03/15/17.......................................   1,000   1,060,121
Republic Services, Inc.
    3.800%, 05/15/18.......................................   5,427   5,708,064

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                        -------- --------------
UNITED STATES -- (Continued)
Reynolds American, Inc.
      6.750%, 06/15/17................................. $  2,000 $    2,179,102
      2.300%, 08/21/17.................................    4,000      4,033,980
Scripps Networks Interactive, Inc.
      2.750%, 11/15/19.................................    6,000      6,045,714
Southern Co. (The)
      2.750%, 06/15/20.................................    5,000      5,046,240
Southwest Airlines Co.
      2.750%, 11/06/19.................................    5,000      5,072,565
Starwood Hotels & Resorts Worldwide, Inc.
      6.750%, 05/15/18.................................    1,000      1,116,957
SunTrust Banks, Inc.
      3.500%, 01/20/17.................................    2,095      2,153,107
Symantec Corp.
      2.750%, 06/15/17.................................    4,000      4,046,088
Target Corp.
      2.300%, 06/26/19.................................    4,135      4,206,937
Tech Data Corp.
      3.750%, 09/21/17.................................    4,500      4,655,052
Texas Instruments, Inc.
      1.650%, 08/03/19.................................    5,000      4,950,110
Thermo Fisher Scientific, Inc.
      2.400%, 02/01/19.................................    6,599      6,612,376
TIAA Asset Management Finance Co. LLC
      2.950%, 11/01/19.................................    4,972      5,025,782
Toyota Motor Credit Corp.
      1.375%, 01/10/18.................................    1,956      1,955,515
Tyson Foods, Inc.
      2.650%, 08/15/19.................................    5,000      5,040,785
Unilever Capital Corp.
      2.200%, 03/06/19.................................    3,820      3,870,829
Union Pacific Corp.
      1.800%, 02/01/20.................................    2,498      2,460,035
UnitedHealth Group, Inc.
      2.300%, 12/15/19.................................    5,000      5,000,550
US Bancorp
      2.200%, 04/25/19.................................    5,000      5,060,060
Verizon Communications, Inc.
      1.100%, 11/01/17.................................    3,000      2,966,334
      3.650%, 09/14/18.................................    1,000      1,051,600
      2.550%, 06/17/19.................................    1,000      1,013,462
Volkswagen Group of America Finance LLC
      2.400%, 05/22/20.................................    3,625      3,608,314
Wachovia Corp.
      5.750%, 06/15/17.................................    1,510      1,636,594
      5.750%, 02/01/18.................................    3,000      3,300,510
Wal-Mart Stores, Inc.
      5.800%, 02/15/18.................................    2,745      3,056,599
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.................................    5,000      5,025,375
Wells Fargo & Co.
      2.125%, 04/22/19.................................    1,000      1,004,075
      2.150%, 01/30/20.................................    3,250      3,232,645
Western Union Co. (The)
      5.930%, 10/01/16.................................    6,000      6,284,364
Wisconsin Electric Power Co.
      1.700%, 06/15/18.................................    4,975      4,974,209
Wyndham Worldwide Corp.
      2.500%, 03/01/18.................................    7,405      7,410,065
Xerox Corp.
      2.750%, 03/15/19.................................    6,000      6,085,554
                                                                 --------------
TOTAL UNITED STATES....................................             727,018,695
                                                                 --------------
TOTAL BONDS............................................           1,043,394,286
                                                                 --------------
AGENCY OBLIGATIONS -- (2.7%)
Federal Home Loan Bank
      5.000%, 11/17/17.................................    7,000      7,649,649
Federal National Mortgage Association
      0.625%, 08/26/16.................................    7,000      7,013,545
      1.250%, 01/30/17.................................   15,000     15,135,465
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................              29,798,659
                                                                 --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)
                                                        --------
SECURITIES LENDING COLLATERAL -- (0.4%)
(S)@  DFA Short Term Investment Fund...................  331,765      3,838,525
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,076,754,799)^^..............................          $1,077,031,470
                                                                 ==============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
Bonds
   Australia...................   --    $   17,536,204    --    $   17,536,204
   Canada......................   --        51,238,795    --        51,238,795
   France......................   --        25,329,196    --        25,329,196
   Germany.....................   --        24,329,948    --        24,329,948
   Japan.......................   --        36,030,239    --        36,030,239
   Netherlands.................   --        17,891,714    --        17,891,714
   Norway......................   --        12,376,768    --        12,376,768
   Spain.......................   --         2,568,890    --         2,568,890
   Supranational Organization
     Obligations...............   --        48,177,660    --        48,177,660
   Sweden......................   --        13,479,192    --        13,479,192
   Switzerland.................   --        17,803,109    --        17,803,109
   United Kingdom..............   --        49,613,876    --        49,613,876
   United States...............   --       727,018,695    --       727,018,695
Agency Obligations.............   --        29,798,659    --        29,798,659
Securities Lending Collateral..   --         3,838,525    --         3,838,525
Forward Currency Contracts**...   --        (7,819,025)   --        (7,819,025)
                                  --    --------------    --    --------------
TOTAL..........................   --    $1,069,212,445    --    $1,069,212,445
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------
AGENCY OBLIGATIONS -- (27.6%)
Federal Home Loan Bank
     5.000%, 11/17/17................................ $  165,240 $  180,575,429
     0.750%, 12/08/17................................     50,530     50,301,756
     1.375%, 03/09/18................................    156,885    158,101,957
     1.250%, 06/08/18................................     59,300     59,572,602
     4.750%, 06/08/18................................     19,925     21,993,295
     2.000%, 09/14/18................................     30,000     30,736,440
     1.750%, 12/14/18................................     29,100     29,522,939
     5.375%, 05/15/19................................     30,000     34,356,570
Tennessee Valley Authority
     6.250%, 12/15/17................................      6,500      7,272,779
     4.500%, 04/01/18................................     15,180     16,537,168
     1.750%, 10/15/18................................     31,635     32,083,331
                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................               621,054,266
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (72.1%)
U.S. Treasury Notes
     1.000%, 12/15/17................................    138,000    138,625,278
     0.750%, 12/31/17................................     55,000     54,914,090
     2.625%, 01/31/18................................    109,000    113,802,758
     0.750%, 02/28/18................................    289,000    288,096,875
     2.875%, 03/31/18................................     74,500     78,376,309
     1.375%, 06/30/18................................    209,000    211,465,573
     1.375%, 09/30/18................................    167,700    169,259,107
     1.250%, 11/30/18................................    139,500    140,034,006
     1.500%, 12/31/18................................    144,000    145,620,000
     1.500%, 01/31/19................................    195,000    197,102,295
     3.125%, 05/15/19................................     80,000     85,493,760
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................             1,622,790,051
                                                                 --------------

                                                        SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
     State Street Institutional U.S. Government
       Money Market Fund.............................  7,224,847      7,224,847
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,243,938,781)^^............................            $2,251,069,164
                                                                 ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Agency Obligations............         -- $  621,054,266   --    $  621,054,266
U.S. Treasury Obligations.....         --  1,622,790,051   --     1,622,790,051
Temporary Cash Investments.... $7,224,847             --   --         7,224,847
                               ---------- --------------   --    --------------
TOTAL......................... $7,224,847 $2,243,844,317   --    $2,251,069,164
                               ========== ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                        -------- --------------
BONDS -- (90.9%)

AUSTRALIA -- (9.7%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18...............................     $  6,900 $    6,853,929
    2.250%, 06/13/19...............................      263,061    264,872,438
    5.100%, 01/13/20...............................          462        516,871
Commonwealth Bank of Australia
    2.500%, 09/20/18...............................       71,000     72,578,117
    2.250%, 03/13/19...............................       51,512     51,932,492
    2.300%, 09/06/19...............................      110,025    110,539,147
    2.300%, 03/12/20...............................       70,027     70,014,325
National Australia Bank, Ltd.
    2.300%, 07/25/18...............................       42,000     42,707,532
    2.250%, 07/01/19...............................      132,250    132,716,975
    2.250%, 07/01/19...............................        1,140      1,144,025
    2.400%, 12/09/19...............................        5,000      5,029,355
    2.625%, 07/23/20...............................       20,757     20,878,594
Westpac Banking Corp.
    2.250%, 07/30/18...............................       60,900     61,809,785
#   2.250%, 01/17/19...............................      149,489    151,198,407
    4.875%, 11/19/19...............................        3,382      3,750,709
    4.875%, 11/19/19...............................        4,219      4,678,053
    2.300%, 05/26/20...............................       78,500     78,437,592
                                                                 --------------
TOTAL AUSTRALIA....................................               1,079,658,346
                                                                 --------------
AUSTRIA -- (1.2%)
Oesterreichische Kontrollbank AG
    1.625%, 03/12/19...............................       99,203     99,952,380
    1.375%, 02/10/20...............................       38,700     38,216,753
                                                                 --------------
TOTAL AUSTRIA                                                       138,169,133
                                                                 --------------
CANADA -- (9.6%)
Bank of Nova Scotia (The)
    2.050%, 06/05/19...............................      134,080    134,142,347
Manitoba, Province of Canada
    1.750%, 05/30/19...............................        5,680      5,728,047
Ontario, Province of Canada
    2.000%, 01/30/19...............................      123,800    125,590,767
#   1.650%, 09/27/19...............................       84,691     84,360,028
    4.000%, 10/07/19...............................       32,031     34,893,514
    4.400%, 04/14/20...............................       17,500     19,492,760
    1.875%, 05/21/20...............................       55,000     54,996,150
Royal Bank of Canada
    2.200%, 07/27/18...............................      130,150    131,934,877
#   2.150%, 03/15/19...............................      132,695    133,837,371
    2.150%, 03/06/20...............................       50,000     49,991,450
Toronto-Dominion Bank (The)
    2.625%, 09/10/18...............................      136,484    140,038,999
#   2.125%, 07/02/19...............................      108,670    109,433,733
    2.250%, 11/05/19...............................       48,875     49,193,030
                                                                 --------------
TOTAL CANADA.......................................               1,073,633,073
                                                                 --------------
FINLAND -- (0.6%)
Municipality Finance P.L.C.
    1.750%, 05/21/19...............................       68,800     69,492,128
                                                                 --------------
FRANCE -- (3.3%)
Agence Francaise de Developpement
    1.625%, 01/21/20...............................       49,490     49,159,209
Dexia Credit Local SA
#   2.250%, 01/30/19...............................       71,945     73,308,214
    1.875%, 01/29/20...............................       30,000     29,768,160
Total Capital International SA
    2.125%, 01/10/19...............................      101,000    101,978,791
    2.100%, 06/19/19...............................       79,228     79,811,990
Total Capital SA
    2.125%, 08/10/18...............................       21,000     21,279,510
    3.875%, 12/14/18............................... GBP    5,774      9,630,342
    4.450%, 06/24/20...............................        5,000      5,510,560
                                                                 --------------
TOTAL FRANCE.......................................                 370,446,776
                                                                 --------------
GERMANY -- (5.1%)
KFW
    1.500%, 04/20/20...............................      305,500    303,446,734
NRW Bank
    1.875%, 07/01/19...............................       29,400     29,662,454
    2.000%, 09/23/19...............................      100,200    101,412,019
State of North Rhine-Westphalia
    1.625%, 01/22/20...............................      138,500    137,361,392
                                                                 --------------
TOTAL GERMANY......................................                 571,882,599
                                                                 --------------
JAPAN -- (4.0%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19...............................        9,000      8,957,736
Japan Bank for International Cooperation
    1.750%, 07/31/18...............................      146,350    147,919,897
    1.750%, 11/13/18...............................       29,000     29,178,118
    1.750%, 05/29/19...............................       39,280     39,486,927
    1.750%, 05/29/19...............................       19,600     19,699,666
#   1.750%, 05/28/20...............................       83,000     82,518,600
Japan Finance Organization for Municipalities
    2.500%, 09/12/18...............................       50,000     51,267,000
    2.500%, 09/12/18...............................       15,400     15,790,236
    2.125%, 03/06/19...............................       45,000     45,674,145
                                                                 --------------
TOTAL JAPAN........................................                 440,492,325
                                                                 --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^
                                                    (000)      VALUE+
                                                   ------- --------------
NETHERLANDS -- (9.7%)
Bank Nederlandse Gemeenten NV
    1.875%, 12/07/18.......................... GBP  21,647 $   34,360,338
    1.875%, 06/11/19..........................     137,000    138,829,772
    1.750%, 03/24/20..........................     145,000    145,452,400
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
    2.250%, 01/14/19..........................     210,625    212,212,480
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19..........................     226,340    229,585,263
    1.750%, 09/05/19..........................      24,000     24,166,656
    1.625%, 03/04/20..........................      34,000     33,851,420
Shell International Finance BV
    1.900%, 08/10/18..........................      98,344     99,356,845
    2.000%, 11/15/18..........................      53,970     54,526,485
    4.300%, 09/22/19..........................      25,000     27,284,575
    4.300%, 09/22/19..........................       6,500      7,092,644
    4.375%, 03/25/20..........................      15,330     16,808,364
    2.125%, 05/11/20..........................      52,502     52,358,564
                                                           --------------
TOTAL NETHERLANDS.............................              1,075,885,806
                                                           --------------
NORWAY -- (4.6%)
Kommunalbanken A.S.
    2.125%, 03/15/19..........................     136,650    139,879,313
    1.750%, 05/28/19..........................     105,500    106,452,876
    1.500%, 10/22/19..........................      46,900     46,654,901
    1.625%, 01/15/20..........................      15,000     14,967,150
Statoil ASA
#   1.150%, 05/15/18..........................     123,925    122,552,654
    1.950%, 11/08/18..........................      13,800     13,897,621
    2.250%, 11/08/19..........................      62,422     62,828,617
                                                           --------------
TOTAL NORWAY..................................                507,233,132
                                                           --------------
SINGAPORE -- (0.7%)
Singapore Government Bond
    2.500%, 06/01/19.......................... SGD  81,700     61,353,166
    1.625%, 10/01/19.......................... SGD  15,000     10,866,348
                                                           --------------
TOTAL SINGAPORE...............................                 72,219,514
                                                           --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS --
  (6.2%)
Asian Development Bank
    1.875%, 04/12/19..........................     108,500    110,419,365
EUROFIMA
    1.750%, 05/29/20..........................      26,000     25,914,096
European Investment Bank
    1.500%, 02/01/19.......................... GBP  20,400     32,004,860
    2.250%, 03/07/20.......................... GBP  35,000     56,316,643
#   1.625%, 03/16/20..........................     212,000    212,033,708
    1.625%, 03/16/20..........................      16,000     15,999,040
Inter-American Development Bank
#   1.875%, 06/16/20..........................     157,800    159,411,138
Nordic Investment Bank
#   1.875%, 06/14/19..........................      77,020     78,387,721
                                                           --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..                690,486,571
                                                           --------------
SWEDEN -- (6.0%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19..........................     168,950    171,277,624
Nordea Bank AB
    2.375%, 04/04/19..........................      70,315     71,041,987
    4.875%, 01/27/20..........................       8,248      9,173,005
Svensk Exportkredit AB
    1.875%, 06/17/19..........................      94,575     95,802,962
Svenska Handelsbanken AB
#   2.500%, 01/25/19..........................     176,256    179,959,667
    2.250%, 06/17/19..........................     119,548    120,556,746
Sweden Government International Bond
    1.625%, 03/24/20..........................      25,000     25,017,325
                                                           --------------
TOTAL SWEDEN..................................                672,829,316
                                                           --------------
UNITED STATES -- (30.2%)
3M Co.
    1.625%, 06/15/19..........................      27,745     27,820,439
Apple, Inc.
#   2.100%, 05/06/19..........................     214,300    216,895,387
    1.550%, 02/07/20..........................      30,920     30,379,828
    2.000%, 05/06/20..........................      71,165     71,041,031
Berkshire Hathaway Finance Corp.
    1.300%, 05/15/18..........................      15,700     15,701,853
    2.000%, 08/15/18..........................      26,375     26,655,788
Berkshire Hathaway, Inc.
#   2.100%, 08/14/19..........................      87,792     88,560,970
Chevron Corp.
    1.718%, 06/24/18..........................      71,577     72,003,313
    2.193%, 11/15/19..........................      34,867     35,160,789
    1.961%, 03/03/20..........................     197,132    195,943,491
    2.427%, 06/24/20..........................      23,440     23,745,025
Cisco Systems, Inc.
    4.450%, 01/15/20..........................      23,192     25,459,783
    2.450%, 06/15/20..........................     219,175    221,276,231
Coca-Cola Co. (The)
    1.650%, 11/01/18..........................      24,819     24,953,271
Eli Lilly & Co.
    1.950%, 03/15/19..........................       4,300      4,323,955
Exxon Mobil Corp.
    1.819%, 03/15/19..........................     185,578    186,762,544
    1.912%, 03/06/20..........................     128,040    127,369,198
General Electric Capital Corp.
    2.300%, 01/14/19..........................     142,285    144,301,179
    6.000%, 08/07/19..........................      12,000     13,782,948

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                    ----------- ---------------
UNITED STATES -- (Continued)
      6.000%, 08/07/19............................. $    31,575 $    36,272,886
      5.500%, 01/08/20.............................      13,000      14,748,084
      2.200%, 01/09/20.............................     111,320     111,502,342
International Business Machines Corp.
#     1.950%, 02/12/19.............................     163,527     164,592,215
      1.875%, 05/15/19.............................      15,000      14,979,690
      1.625%, 05/15/20.............................      73,068      71,331,758
Johnson & Johnson
#     1.650%, 12/05/18.............................     128,200     129,376,363
Merck & Co., Inc.
      1.850%, 02/10/20.............................     179,918     179,101,892
      1.850%, 02/10/20.............................      10,000       9,952,510
Merck Sharp & Dohme Corp.
      5.000%, 06/30/19.............................         460         512,102
      5.000%, 06/30/19.............................       4,300       4,786,188
Microsoft Corp.
#     1.625%, 12/06/18.............................     106,185     106,848,444
#     1.850%, 02/12/20.............................     121,630     121,802,350
Pfizer, Inc.
      2.100%, 05/15/19.............................     241,892     244,242,948
Procter & Gamble Co. (The)
      1.900%, 11/01/19.............................      65,256      65,926,179
Toyota Motor Credit Corp.
      2.000%, 10/24/18.............................     133,339     134,528,917
      2.100%, 01/17/19.............................      51,256      51,711,307
      2.125%, 07/18/19.............................      33,219      33,363,171
      2.150%, 03/12/20.............................      94,154      94,015,311
US Bank NA
      2.125%, 10/28/19.............................     133,605     134,103,614
Wal-Mart Stores, Inc.
      1.125%, 04/11/18.............................      65,065      64,900,776
      1.950%, 12/15/18.............................      21,431      21,699,552
                                                                ---------------
TOTAL UNITED STATES................................               3,362,435,622
                                                                ---------------
TOTAL BONDS........................................              10,124,864,341
                                                                ---------------
AGENCY OBLIGATIONS -- (4.3%)
Federal Home Loan Mortgage Corporation
#     1.250%, 10/02/19.............................     208,000     205,282,688
#     1.375%, 05/01/20.............................     150,000     148,380,150
Federal National Mortgage Association
#     1.625%, 01/21/20.............................      90,000      90,308,520
      1.500%, 06/22/20.............................      38,000      37,741,676
                                                                ---------------
TOTAL AGENCY OBLIGATIONS...........................                 481,713,034
                                                                ---------------
U.S. TREASURY OBLIGATIONS -- (2.1%)
U.S. Treasury Notes
      1.500%, 11/30/19.............................      58,000      58,253,750
      3.500%, 05/15/20.............................     165,000     180,030,510
                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS....................                 238,284,260
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@  DFA Short Term Investment Fund...............  25,738,408     297,793,380
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $11,097,136,727)^^...........................             $11,142,655,015
                                                                ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------- ------- ---------------
Bonds
   Australia...................   --    $ 1,079,658,346   --    $ 1,079,658,346
   Austria.....................   --        138,169,133   --        138,169,133
   Canada......................   --      1,073,633,073   --      1,073,633,073
   Finland.....................   --         69,492,128   --         69,492,128
   France......................   --        370,446,776   --        370,446,776
   Germany.....................   --        571,882,599   --        571,882,599
   Japan.......................   --        440,492,325   --        440,492,325
   Netherlands.................   --      1,075,885,806   --      1,075,885,806
   Norway......................   --        507,233,132   --        507,233,132
   Singapore...................   --         72,219,514   --         72,219,514
   Supranational Organization
     Obligations...............   --        690,486,571   --        690,486,571
   Sweden......................   --        672,829,316   --        672,829,316
   United States...............   --      3,362,435,622   --      3,362,435,622
Agency Obligations.............   --        481,713,034   --        481,713,034
U.S. Treasury Obligations......   --        238,284,260   --        238,284,260
Securities Lending Collateral..   --        297,793,380   --        297,793,380
Forward Currency Contracts**...   --          2,154,997   --          2,154,997
                                  --    ---------------   --    ---------------
TOTAL..........................   --    $11,144,810,012   --    $11,144,810,012
                                  ==    ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                          --------- -----------
BONDS -- (97.1%)

AUSTRIA -- (3.8%)
Austria Government Bond
     3.400%, 11/22/22................................ EUR     3,845 $ 5,111,710
     1.750%, 10/20/23................................ EUR       600     719,113
     1.650%, 10/21/24................................ EUR    11,350  13,458,890
                                                                    -----------
TOTAL AUSTRIA........................................                19,289,713
                                                                    -----------
BELGIUM -- (3.8%)
Belgium Government Bond
     2.250%, 06/22/23................................ EUR     7,600   9,384,267
     5.500%, 03/28/28................................ EUR     6,050  10,000,936
                                                                    -----------
TOTAL BELGIUM                                                        19,385,203
                                                                    -----------
CANADA -- (11.5%)
Alberta, Province of Canada
     2.550%, 12/15/22................................ CAD     8,350   6,725,585
British Columbia, Province of Canada
     2.700%, 12/18/22................................ CAD    12,000   9,785,709
     2.850%, 06/18/25................................ CAD     9,700   7,878,446
     5.700%, 06/18/29................................ CAD     1,500   1,571,430
Manitoba, Province of Canada
     2.550%, 06/02/23................................ CAD     7,250   5,787,583
     3.300%, 06/02/24................................ CAD     6,750   5,655,167
     3.250%, 09/05/29................................ CAD     4,000   3,259,793
Ontario, Province of Canada
     1.875%, 05/21/24................................ EUR     6,800   8,085,328
     6.500%, 03/08/29................................ CAD     8,400   9,288,331
                                                                    -----------
TOTAL CANADA.........................................                58,037,372
                                                                    -----------
DENMARK -- (3.8%)
Denmark Government Bond
     1.500%, 11/15/23................................ DKK    52,100   8,229,145
     1.750%, 11/15/25................................ DKK    67,200  10,787,623
                                                                    -----------
TOTAL DENMARK........................................                19,016,768
                                                                    -----------
FINLAND -- (3.8%)
Finland Government Bond
     1.500%, 04/15/23................................ EUR     7,500   8,834,877
     2.750%, 07/04/28................................ EUR     7,700  10,210,718
                                                                    -----------
TOTAL FINLAND........................................                19,045,595
                                                                    -----------
FRANCE -- (19.1%)
Caisse d'Amortissement de la Dette Sociale
     2.500%, 10/25/22................................ EUR     1,400   1,744,093
     1.375%, 11/25/24................................ EUR    11,150  12,728,848
France Government Bond OAT
     1.750%, 05/25/23................................ EUR     9,000  10,739,342
     2.250%, 05/25/24................................ EUR    24,250  29,998,402
     6.000%, 10/25/25................................ EUR     5,650   9,277,604
     3.500%, 04/25/26................................ EUR    10,800  14,843,036
     2.750%, 10/25/27................................ EUR     3,200   4,128,284
Reseau Ferre de France
     3.125%, 10/25/28................................ EUR     2,600   3,434,320
SNCF Mobilites Group
     5.375%, 03/18/27................................ GBP     1,600   3,120,803
SNCF Reseau
     5.500%, 12/01/21................................ GBP     3,000   5,637,807
UNEDIC
     2.375%, 05/25/24................................ EUR     1,000   1,240,249
                                                                    -----------
TOTAL FRANCE.........................................                96,892,788
                                                                    -----------
GERMANY -- (1.1%)
Bundesrepublik Deutschland
     1.000%, 08/15/24................................ EUR       750     856,833
     4.750%, 07/04/28................................ EUR     2,950   4,800,373
                                                                    -----------
TOTAL GERMANY........................................                 5,657,206
                                                                    -----------
JAPAN -- (7.7%)
Japan Government Ten Year Bond
     1.400%, 03/20/20................................ JPY 1,328,000  11,363,998
     1.200%, 06/20/21................................ JPY 1,377,000  11,809,079
     0.800%, 06/20/23................................ JPY   900,000   7,569,847
     0.600%, 03/20/24................................ JPY   100,000     826,118
Japan Government Twenty Year Bond
     0.800%, 06/20/23................................ JPY   310,000   2,607,267
     2.100%, 12/20/26................................ JPY   495,000   4,691,267
                                                                    -----------
TOTAL JAPAN..........................................                38,867,576
                                                                    -----------
LUXEMBOURG -- (0.9%)
Grand Duchy of Luxembourg
     2.125%, 07/10/23................................ EUR     3,800   4,710,500
                                                                    -----------
NETHERLANDS -- (7.3%)
Bank Nederlandse Gemeenten NV
     5.375%, 06/07/21................................ GBP       600   1,115,871
     2.250%, 07/17/23................................ EUR     4,000   4,931,813
     1.125%, 09/04/24................................ EUR     5,976   6,741,689
Deutsche Bahn Finance BV
     2.750%, 06/20/22................................ GBP       300     481,687
Nederlandse Waterschapsbank NV
     3.000%, 11/16/23................................ EUR     4,700   6,118,854
Netherlands Government Bond
     2.000%, 07/15/24................................ EUR    11,050  13,522,400
     5.500%, 01/15/28................................ EUR     2,500   4,195,735
                                                                    -----------
TOTAL NETHERLANDS....................................                37,108,049
                                                                    -----------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
NORWAY -- (2.9%)
Norway Government Bond
     2.000%, 05/24/23................................. NOK  16,000 $  2,046,261
     3.000%, 03/14/24................................. NOK  91,000   12,514,039
                                                                   ------------
TOTAL NORWAY..........................................               14,560,300
                                                                   ------------
SINGAPORE -- (3.9%)
Singapore Government Bond
     3.250%, 09/01/20................................. SGD   3,800    2,925,101
     3.125%, 09/01/22................................. SGD   6,570    5,014,244
     2.750%, 07/01/23................................. SGD  13,180    9,790,006
     3.000%, 09/01/24................................. SGD     400      301,782
     3.500%, 03/01/27................................. SGD   2,300    1,798,958
                                                                   ------------
TOTAL SINGAPORE.......................................               19,830,091
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.6%)
European Financial Stability Facility
     2.250%, 09/05/22................................. EUR   1,500    1,856,817
     1.750%, 06/27/24................................. EUR   5,325    6,378,252
European Investment Bank
     5.375%, 06/07/21................................. GBP     880    1,642,919
     2.250%, 10/14/22................................. EUR   2,500    3,099,812
     2.500%, 10/31/22................................. GBP   3,380    5,461,930
     2.750%, 09/15/25................................. EUR   1,500    1,959,379
     1.900%, 01/26/26................................. JPY 256,000    2,406,648
European Union
     3.000%, 09/04/26................................. EUR   6,925    9,301,995
     2.875%, 04/04/28................................. EUR   3,460    4,626,793
International Bank for Reconstruction & Development
     5.000%, 03/07/22................................. AUD   1,400    1,147,146
Nordic Investment Bank
     5.000%, 04/19/22................................. AUD     600      489,799
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........               38,371,490
                                                                   ------------
SWEDEN -- (3.5%)
Sweden Government Bond
     1.500%, 11/13/23................................. SEK 143,500   17,833,639
                                                                   ------------
UNITED KINGDOM -- (16.4%)
United Kingdom Gilt
     2.750%, 09/07/24................................. GBP   3,100    5,181,400
     2.000%, 09/07/25................................. GBP  19,566   30,539,586
     4.250%, 12/07/27................................. GBP  24,600   47,362,687
                                                                   ------------
TOTAL UNITED KINGDOM..................................               83,083,673
                                                                   ------------
TOTAL BONDS...........................................              491,689,963
                                                                   ------------
AGENCY OBLIGATIONS -- (2.6%)
Federal Home Loan Bank
     5.750%, 06/12/26.................................         100      127,356
Federal Home Loan Mortgage Corporation
     2.375%, 01/13/22.................................       9,700    9,903,952
Federal National Mortgage Association
     2.625%, 09/06/24.................................       1,000    1,012,766
Tennessee Valley Authority
     5.350%, 06/07/21................................. GBP     400      731,783
     6.750%, 11/01/25.................................       1,030    1,382,072
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..............................               13,157,929
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (0.3%)
U.S. Treasury Notes
     2.000%, 10/31/21.................................       1,500    1,515,468
TOTAL INVESTMENTS -- (100.0%)
(Cost $543,486,182)^^.................................             $506,363,360
                                                                   ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Bonds
   Austria...........................   --    $ 19,289,713   --    $ 19,289,713
   Belgium...........................   --      19,385,203   --      19,385,203
   Canada............................   --      58,037,372   --      58,037,372
   Denmark...........................   --      19,016,768   --      19,016,768
   Finland...........................   --      19,045,595   --      19,045,595
   France............................   --      96,892,788   --      96,892,788
   Germany...........................   --       5,657,206   --       5,657,206
   Japan.............................   --      38,867,576   --      38,867,576
   Luxembourg........................   --       4,710,500   --       4,710,500
   Netherlands.......................   --      37,108,049   --      37,108,049
   Norway............................   --      14,560,300   --      14,560,300
   Singapore.........................   --      19,830,091   --      19,830,091
   Supranational Organization
     Obligations.....................   --      38,371,490   --      38,371,490
   Sweden............................   --      17,833,639   --      17,833,639
   United Kingdom....................   --      83,083,673   --      83,083,673
Agency Obligations...................   --      13,157,929   --      13,157,929
U.S. Treasury Obligations............   --       1,515,468   --       1,515,468
Forward Currency Contracts**.........   --       5,813,729   --       5,813,729
                                        --    ------------   --    ------------
TOTAL................................   --    $512,177,089   --    $512,177,089
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
AGENCY OBLIGATIONS -- (51.1%)
Federal Farm Credit Bank
   5.100%, 09/03/19................................. $     9,000 $   10,352,592
   5.320%, 09/03/19.................................      21,300     24,457,874
   5.150%, 11/15/19.................................      11,200     12,901,067
   4.670%, 05/07/20.................................       5,600      6,373,769
   5.350%, 08/07/20.................................       6,700      7,861,097
   3.650%, 12/21/20.................................      44,000     48,167,372
   5.250%, 03/02/21.................................       6,100      7,110,624
   5.220%, 02/22/22.................................       5,000      5,983,905
   5.210%, 12/19/22.................................      21,200     25,614,328
   5.250%, 03/06/23.................................       6,000      7,336,746
   5.220%, 05/15/23.................................      48,100     57,971,755
Federal Home Loan Bank
   5.000%, 11/17/17.................................      59,275     64,776,135
   3.125%, 12/08/17.................................      30,000     31,503,750
   1.250%, 06/08/18.................................      17,200     17,279,068
   4.750%, 06/08/18.................................       5,835      6,440,696
   2.000%, 09/14/18.................................      41,800     42,826,106
   1.750%, 12/14/18.................................      45,000     45,654,030
   1.500%, 03/08/19.................................      36,000     36,250,092
   1.875%, 03/08/19.................................      53,000     53,994,969
   5.375%, 05/15/19.................................      49,575     56,774,232
   1.625%, 06/14/19.................................      53,830     54,173,543
   5.125%, 08/15/19.................................       5,295      6,057,337
   1.375%, 09/13/19.................................       5,000      4,985,335
   4.500%, 09/13/19.................................      36,970     41,541,414
   4.125%, 12/13/19.................................      26,000     28,805,036
   1.875%, 03/13/20.................................     123,000    124,487,316
   4.125%, 03/13/20.................................     149,030    165,742,522
   3.000%, 03/18/20.................................      18,080     19,245,364
   3.375%, 06/12/20.................................      28,500     30,653,232
   2.875%, 09/11/20.................................      14,700     15,495,976
   4.625%, 09/11/20.................................      25,650     29,204,346
   3.125%, 12/11/20.................................       6,000      6,404,706
   5.250%, 12/11/20.................................       7,550      8,851,174
   1.750%, 03/12/21.................................      40,440     40,078,224
   5.000%, 03/12/21.................................       5,200      6,029,603
   2.250%, 06/11/21.................................      70,000     71,203,580
   3.625%, 06/11/21.................................      10,035     10,986,288
   5.625%, 06/11/21.................................      36,980     44,507,649
   2.375%, 09/10/21.................................      39,350     40,321,276
   3.000%, 09/10/21.................................      31,230     33,041,559
   2.625%, 12/10/21.................................     107,595    111,891,699
   5.000%, 12/10/21.................................      45,500     53,393,522
   2.250%, 03/11/22.................................      10,000     10,067,270
   2.500%, 03/11/22.................................      11,000     11,250,833
   5.250%, 06/10/22.................................       8,250      9,843,034
   5.750%, 06/10/22.................................      19,500     23,739,397
   2.000%, 09/09/22.................................      16,225     15,915,687
   5.375%, 09/30/22.................................      63,380     76,997,193
   5.250%, 12/09/22.................................      15,000     18,095,235
   4.750%, 03/10/23.................................      49,200     57,760,652
   3.250%, 06/09/23.................................      35,000     37,176,965
   5.375%, 08/15/24.................................       9,000     11,030,310
   5.365%, 09/09/24.................................       2,000      2,459,276
   4.375%, 03/13/26.................................      20,100     23,277,348
   5.750%, 06/12/26.................................       6,000      7,641,390
Tennessee Valley Authority
   6.250%, 12/15/17.................................      46,000     51,468,894
   4.500%, 04/01/18.................................      44,700     48,696,403
   3.875%, 02/15/21.................................     105,982    116,029,200
   1.875%, 08/15/22.................................     127,693    125,082,700
   2.875%, 09/15/24.................................     153,995    156,577,958
   6.750%, 11/01/25.................................      33,420     44,843,524
                                                                 --------------
TOTAL AGENCY OBLIGATIONS............................              2,364,684,177
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (48.7%)
U.S. Treasury Bonds
   8.125%, 08/15/19.................................     155,500    197,132,637
   8.750%, 08/15/20.................................      85,200    114,900,209
   8.125%, 05/15/21.................................     116,100    157,034,306
   8.125%, 08/15/21.................................     119,500    163,164,224
   7.250%, 08/15/22.................................      80,000    108,431,280
   6.250%, 08/15/23.................................     116,000    152,549,048
   7.500%, 11/15/24.................................      83,300    121,305,625
   6.875%, 08/15/25.................................      58,000     82,881,072
   6.000%, 02/15/26.................................      53,000     72,108,991
   6.750%, 08/15/26.................................      52,500     75,887,123
   6.625%, 02/15/27.................................      54,000     78,148,152
   5.250%, 11/15/28.................................      52,000     69,216,888
   5.250%, 02/15/29.................................      55,000     73,407,840
   6.125%, 08/15/29.................................      50,000     72,324,200
U.S. Treasury Notes
   3.625%, 02/15/20.................................      35,000     38,322,270
   1.125%, 03/31/20.................................      37,000     36,375,625
   1.125%, 04/30/20.................................      20,000     19,646,880
   3.500%, 05/15/20.................................      15,000     16,366,410
   1.875%, 06/30/20.................................      75,000     76,177,725
   2.000%, 07/31/20.................................      78,000     79,651,416
   2.000%, 09/30/20.................................     142,000    144,806,772
   3.125%, 05/15/21.................................     150,000    161,402,400
   2.000%, 10/31/21.................................      84,000     84,866,208
   2.750%, 02/15/24.................................      57,000     59,845,554
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              2,255,952,855
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional U.S. Government Money
     Market Fund....................................  10,506,833     10,506,833
                                                                 --------------

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,502,116,372)^^....................................... $4,631,143,865
                                                                 ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $2,364,684,177   --    $2,364,684,177
U.S. Treasury Obligations....          --  2,255,952,855   --     2,255,952,855
Temporary Cash Investments... $10,506,833             --   --        10,506,833
                              ----------- --------------   --    --------------
TOTAL........................ $10,506,833 $4,620,637,032   --    $4,631,143,865
                              =========== ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT
                                                       (000)      VALUE+
                                                       ------- ------------
AGENCY OBLIGATIONS -- (2.9%)
Federal Home Loan Bank
    4.875%, 05/17/17.................................. $15,320 $ 16,461,937
    5.000%, 11/17/17..................................  15,000   16,392,105
    1.875%, 03/08/19..................................   8,000    8,150,184
Federal Home Loan Mortgage Corporation
    1.250%, 05/12/17..................................   4,642    4,684,553
#   1.000%, 07/28/17..................................   5,571    5,599,663
    1.000%, 09/29/17..................................     854      856,873
    1.750%, 05/30/19..................................   5,000    5,067,785
Federal National Mortgage Association
    1.875%, 09/18/18..................................   5,285    5,404,637
    1.875%, 02/19/19..................................  10,000   10,196,780
    1.500%, 06/22/20..................................  43,000   42,707,686
Tennessee Valley Authority
    1.750%, 10/15/18..................................   9,285    9,416,587
                                                               ------------
TOTAL AGENCY OBLIGATIONS..............................          124,938,790
                                                               ------------
BONDS -- (96.3%)
ABB Finance USA, Inc.
    1.625%, 05/08/17..................................   2,453    2,466,943
Abbott Laboratories
    2.000%, 03/15/20..................................  10,000    9,930,470
AbbVie, Inc.
    1.200%, 11/06/15..................................   4,642    4,647,561
    2.500%, 05/14/20..................................   4,136    4,111,507
ACE INA Holdings, Inc.
    2.600%, 11/23/15..................................  15,784   15,869,676
Actavis, Inc.
    1.875%, 10/01/17..................................  16,563   16,552,797
Aetna, Inc.
    2.200%, 03/15/19..................................  11,374   11,333,884
Aflac, Inc.
    3.450%, 08/15/15..................................     383      383,306
    2.650%, 02/15/17..................................  19,654   20,048,181
African Development Bank
    1.125%, 03/15/17..................................   6,499    6,538,605
Agilent Technologies, Inc.
    6.500%, 11/01/17..................................   1,962    2,158,516
Air Products & Chemicals, Inc.
    2.000%, 08/02/16..................................  11,931   12,075,126
Allergan, Inc.
    5.750%, 04/01/16..................................     516      531,341
Altria Group, Inc.
    4.125%, 09/11/15..................................   7,910    7,938,041
Amazon.com, Inc.
    0.650%, 11/27/15..................................   4,957    4,958,552
    2.600%, 12/05/19..................................  13,090   13,219,473
American Express Credit Corp.
    2.800%, 09/19/16..................................  11,444   11,674,791
    2.250%, 08/15/19..................................   6,000    6,018,612
American Honda Finance Corp.
    2.125%, 10/10/18..................................  28,504   28,890,115
American International Group, Inc.
    2.300%, 07/16/19..................................  11,117   11,133,031
Ameriprise Financial, Inc.
    5.650%, 11/15/15..................................     928      941,150
    5.300%, 03/15/20..................................   5,000    5,650,740
Amgen, Inc.
    2.200%, 05/22/19..................................  13,000   13,027,222
Amphenol Corp.
    2.550%, 01/30/19..................................     506      511,414
Anadarko Petroleum Corp.
    5.950%, 09/15/16..................................  17,584   18,448,412
Anglo American Capital P.L.C.
    3.625%, 05/14/20..................................   2,000    1,943,276
Anheuser-Busch Cos., LLC
    5.050%, 10/15/16..................................   4,924    5,165,434
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17..................................  22,283   22,384,031
    5.375%, 01/15/20..................................   3,000    3,395,427
Anthem, Inc.
    5.875%, 06/15/17..................................   1,519    1,634,307
    2.250%, 08/15/19..................................   5,000    4,956,725
Aon Corp.
    3.500%, 09/30/15..................................   1,000    1,004,212
Apache Corp.
    5.625%, 01/15/17..................................   6,834    7,227,960
    1.750%, 04/15/17..................................   5,498    5,514,247
Apple, Inc.
    1.000%, 05/03/18..................................   6,528    6,461,845
    2.100%, 05/06/19..................................  45,000   45,544,995
    2.000%, 05/06/20..................................   3,330    3,324,199
Applied Materials, Inc.
    2.650%, 06/15/16..................................   1,000    1,014,927
Arizona Public Service Co.
    8.750%, 03/01/19..................................   2,000    2,449,788
Asian Development Bank
    1.125%, 03/15/17..................................   4,642    4,671,031
    1.750%, 09/11/18..................................   8,286    8,428,776
    1.875%, 04/12/19..................................  20,000   20,353,800
Associated Banc-Corp
    2.750%, 11/15/19..................................     500      501,532
Assurant, Inc.
    2.500%, 03/15/18..................................   9,285    9,394,043
AT&T, Inc.
    2.500%, 08/15/15..................................  10,522   10,526,756
    2.400%, 08/15/16..................................   6,035    6,113,334
    1.600%, 02/15/17..................................   4,642    4,655,299
    5.500%, 02/01/18..................................   6,600    7,183,711

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18.................................. $ 9,642 $ 9,577,620
    2.250%, 06/13/19..................................  44,905  45,214,216
Austria Government International Bond
    1.750%, 06/17/16..................................   2,785   2,816,331
Autodesk, Inc.
    1.950%, 12/15/17..................................   3,975   3,985,744
#   3.125%, 06/15/20..................................   3,600   3,616,312
AutoZone, Inc.
    6.950%, 06/15/16..................................     697     732,743
Avnet, Inc.
    6.000%, 09/01/15..................................   1,857   1,863,655
Baker Hughes, Inc.
    7.500%, 11/15/18..................................     859   1,001,565
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17..................................  12,998  13,096,473
    1.375%, 03/19/18..................................  23,210  23,338,328
Bank of America Corp.
    3.750%, 07/12/16..................................   9,285   9,505,333
    2.000%, 01/11/18..................................   5,385   5,403,228
    2.650%, 04/01/19..................................   6,000   6,087,900
Bank of Montreal
    2.375%, 01/25/19..................................     305     308,829
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19..................................   3,700   4,161,227
    2.150%, 02/24/20..................................  20,200  20,050,702
Bank of Nova Scotia (The)
#   2.050%, 06/05/19..................................   2,000   2,000,930
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19..................................  14,720  14,789,375
Barclays Bank P.L.C.
    5.000%, 09/22/16..................................     300     313,508
Barclays P.L.C.
    2.750%, 11/08/19..................................  29,550  29,418,325
Baxter International, Inc.
    1.850%, 06/15/18..................................  18,170  18,101,808
Bayer U.S. Finance LLC
    2.375%, 10/08/19..................................   6,280   6,328,017
BB&T Corp.
    2.150%, 03/22/17..................................   5,339   5,416,234
    1.450%, 01/12/18..................................   1,834   1,828,516
    2.450%, 01/15/20..................................  14,861  14,946,763
Beam Suntory, Inc.
    1.750%, 06/15/18..................................  18,569  18,522,113
Becton Dickinson and Co.
    1.750%, 11/08/16..................................   2,359   2,372,050
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17..................................     288     290,957
    1.300%, 05/15/18..................................   1,486   1,486,175
Berkshire Hathaway, Inc.
    2.100%, 08/14/19..................................  27,500  27,740,873
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17..................................  10,698  10,779,850
BlackRock, Inc.
    5.000%, 12/10/19..................................   3,850   4,307,114
BNP Paribas SA
    1.250%, 12/12/16..................................  18,569  18,597,299
    2.375%, 09/14/17..................................   3,273   3,327,096
#   2.450%, 03/17/19..................................  11,000  11,152,163
Boeing Capital Corp.
    2.900%, 08/15/18..................................   7,091   7,428,135
Boston Scientific Corp.
    2.850%, 05/15/20..................................   2,538   2,528,627
BP Capital Markets P.L.C.
    3.125%, 10/01/15..................................   5,292   5,312,872
    2.248%, 11/01/16..................................   8,450   8,557,814
    1.846%, 05/05/17..................................   3,241   3,272,635
    4.750%, 03/10/19..................................   1,000   1,094,899
    2.315%, 02/13/20..................................  17,400  17,430,450
BPCE SA
    2.500%, 12/10/18..................................   2,250   2,285,703
    2.500%, 07/15/19..................................   4,500   4,545,693
    2.250%, 01/27/20..................................  20,475  20,394,820
Branch Banking & Trust Co.
    2.300%, 10/15/18..................................  13,927  14,112,201
Bristol-Myers Squibb Co.
    1.750%, 03/01/19..................................   8,000   8,007,688
British Columbia, Province of Canada
    1.200%, 04/25/17..................................   9,285   9,357,971
British Telecommunications P.L.C.
    1.250%, 02/14/17..................................   3,528   3,524,070
Brown-Forman Corp.
    1.000%, 01/15/18..................................   6,425   6,342,760
Buckeye Partners L.P.
    2.650%, 11/15/18..................................   3,389   3,380,460
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19..................................   3,930   4,326,293
Canada Government International Bond
    0.875%, 02/14/17..................................   9,285   9,313,598
Canadian National Railway Co.
    1.450%, 12/15/16..................................     464     466,872
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17..................................   7,627   8,128,368
Capital One Bank USA NA
    2.300%, 06/05/19..................................   5,000   4,957,685
Capital One Financial Corp.
    2.450%, 04/24/19..................................  13,289  13,288,389
Cardinal Health, Inc.
    1.700%, 03/15/18..................................  10,913  10,901,454

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Caterpillar Financial Services Corp.
#   2.650%, 04/01/16....................................... $ 1,778 $ 1,803,059
    1.000%, 11/25/16.......................................   5,785   5,805,838
    2.450%, 09/06/18.......................................   7,079   7,240,472
CBS Corp.
    1.950%, 07/01/17.......................................   8,064   8,111,811
#   2.300%, 08/15/19.......................................  15,779  15,654,441
Celgene Corp.
    2.450%, 10/15/15.......................................   3,858   3,869,736
    2.250%, 05/15/19.......................................   3,000   3,007,311
Cenovus Energy, Inc.
    5.700%, 10/15/19.......................................  11,000  12,215,918
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.......................................     511     562,446
CF Industries, Inc.
    6.875%, 05/01/18.......................................  11,847  13,280,357
Charles Schwab Corp. (The)
    2.200%, 07/25/18.......................................   4,828   4,895,046
Chevron Corp.
    1.718%, 06/24/18.......................................  34,743  34,949,929
Cisco Systems, Inc.
    2.125%, 03/01/19.......................................  27,000  27,277,992
    2.450%, 06/15/20.......................................   2,000   2,019,174
Citigroup, Inc.
    4.450%, 01/10/17.......................................   6,499   6,771,146
    6.000%, 08/15/17.......................................   6,499   7,040,302
    2.500%, 09/26/18.......................................  11,499  11,643,933
    2.550%, 04/08/19.......................................  10,000  10,089,240
Citizens Bank NA
    2.450%, 12/04/19.......................................   4,175   4,158,045
CNA Financial Corp.
#   7.350%, 11/15/19.......................................   7,959   9,415,680
Coca-Cola Co. (The)
    1.150%, 04/01/18.......................................  12,965  12,918,559
Colgate-Palmolive Co.
    1.750%, 03/15/19.......................................   1,750   1,759,156
Comcast Corp.
    6.500%, 01/15/17.......................................  14,559  15,670,056
    6.300%, 11/15/17.......................................   3,714   4,115,402
    5.700%, 05/15/18.......................................   6,499   7,220,811
Comerica, Inc.
    3.000%, 09/16/15.......................................     557     558,511
    2.125%, 05/23/19.......................................   2,300   2,294,494
Commonwealth Bank of Australia
    2.500%, 09/20/18.......................................  11,884  12,148,146
    2.250%, 03/13/19.......................................   5,000   5,040,815
#   2.300%, 09/06/19.......................................  43,083  43,284,327
Computer Sciences Corp.
    6.500%, 03/15/18.......................................   8,683   9,599,369
ConAgra Foods, Inc.
    1.900%, 01/25/18.......................................  19,083  18,993,043
ConocoPhillips
    6.000%, 01/15/20.......................................   1,500   1,734,251
ConocoPhillips Co.
    1.050%, 12/15/17.......................................  17,314  17,176,821
    1.500%, 05/15/18.......................................   2,000   1,994,506
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    2.250%, 01/14/19.......................................  43,557  43,885,289
Costco Wholesale Corp.
    1.125%, 12/15/17.......................................  15,784  15,721,069
CR Bard, Inc.
    1.375%, 01/15/18.......................................   3,598   3,546,678
Crane Co.
    2.750%, 12/15/18.......................................  14,602  14,891,339
Credit Suisse
    2.300%, 05/28/19.......................................  24,750  24,859,197
Credit Suisse New York
    5.300%, 08/13/19.......................................   3,500   3,882,508
CVS Health Corp.
    5.750%, 06/01/17.......................................     280     301,662
    2.250%, 12/05/18.......................................   8,322   8,408,557
    2.250%, 08/12/19.......................................   6,005   6,012,458
Daimler Finance North America LLC
    1.650%, 03/02/18.......................................  13,600  13,560,968
Deutsche Bank AG
    6.000%, 09/01/17.......................................  11,188  12,128,374
    2.500%, 02/13/19.......................................  10,000  10,072,210
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.......................................   7,539   8,604,110
Development Bank of Japan, Inc.
    1.875%, 10/03/18.......................................   7,706   7,806,139
Diageo Capital P.L.C.
    1.500%, 05/11/17.......................................   9,545   9,557,867
Dollar General Corp.
    1.875%, 04/15/18.......................................  11,957  11,883,488
Dominion Resources, Inc.
    1.950%, 08/15/16.......................................  12,927  13,033,441
    2.500%, 12/01/19.......................................   7,043   7,066,996
Dow Chemical Co. (The)
    2.500%, 02/15/16.......................................   7,103   7,157,224
Dr. Pepper Snapple Group, Inc.
    2.900%, 01/15/16.......................................  11,168  11,269,897
DTE Energy Co.
    2.400%, 12/01/19.......................................  20,512  20,551,342
Duke Energy Corp.
    1.625%, 08/15/17.......................................  10,306  10,341,916
    5.050%, 09/15/19.......................................     655     727,236
Eastman Chemical Co.
    3.000%, 12/15/15.......................................   4,113   4,144,020
    2.400%, 06/01/17.......................................   7,892   8,003,435
eBay, Inc.
    1.625%, 10/15/15.......................................   2,135   2,138,420

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
    1.350%, 07/15/17....................................... $ 1,592 $ 1,575,871
    2.200%, 08/01/19.......................................   5,500   5,410,224
Ecolab, Inc.
    1.000%, 08/09/15.......................................   9,285   9,283,765
    3.000%, 12/08/16.......................................     600     612,947
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.......................................   9,187  10,291,287
    4.625%, 01/15/20.......................................   1,441   1,582,781
EMC Corp.
    1.875%, 06/01/18.......................................  35,383  35,415,942
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.......................................     928     976,766
Enterprise Products Operating LLC
    1.250%, 08/13/15.......................................   2,785   2,785,237
    3.200%, 02/01/16.......................................     750     757,844
    5.250%, 01/31/20.......................................   2,000   2,209,480
EOG Resources, Inc.
    2.500%, 02/01/16.......................................   1,180   1,189,914
    5.875%, 09/15/17.......................................   9,145  10,031,013
ERAC USA Finance LLC
    2.350%, 10/15/19.......................................   8,145   8,123,155
European Investment Bank
    4.875%, 01/17/17.......................................   4,642   4,922,228
#   1.625%, 06/15/17.......................................   3,714   3,768,124
    1.125%, 09/15/17.......................................   2,785   2,796,095
    1.875%, 03/15/19.......................................   5,000   5,084,415
Export Development Canada
    1.250%, 10/26/16.......................................  10,215  10,301,715
Express Scripts Holding Co.
    3.125%, 05/15/16.......................................  11,370  11,542,563
    2.250%, 06/15/19.......................................   9,990   9,914,585
Exxon Mobil Corp.
    1.305%, 03/06/18.......................................  16,000  15,999,488
    1.819%, 03/15/19.......................................  26,614  26,783,877
Fifth Third Bancorp
    3.625%, 01/25/16.......................................  11,609  11,760,254
    2.300%, 03/01/19.......................................  10,971  10,976,211
Fifth Third Bank
    1.450%, 02/28/18.......................................   3,000   2,974,875
FMS Wertmanagement AoeR
    1.000%, 11/21/17.......................................  23,211  23,203,735
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.......................................  19,777  21,233,853
Freeport-McMoRan, Inc.
    2.150%, 03/01/17.......................................   3,881   3,759,719
GATX Corp.
    2.500%, 03/15/19.......................................   5,175   5,164,810
General Dynamics Corp.
    1.000%, 11/15/17.......................................   7,149   7,108,501
General Electric Capital Corp.
    2.300%, 01/14/19.......................................  15,000  15,212,550
    5.500%, 01/08/20.......................................  15,000  17,017,020
    2.200%, 01/09/20.......................................  10,000  10,016,380
General Electric Co.
    5.250%, 12/06/17.......................................  10,079  10,955,107
Georgia Power Co.
    0.750%, 08/10/15.......................................  11,847  11,847,794
    5.250%, 12/15/15.......................................   2,823   2,862,104
Gilead Sciences, Inc.
#   2.050%, 04/01/19.......................................   1,675   1,684,944
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.......................................  19,442  19,551,731
Goldman Sachs Group, Inc. (The)
    3.625%, 02/07/16.......................................  13,927  14,119,694
    6.250%, 09/01/17.......................................     925   1,010,681
Halliburton Co.
    1.000%, 08/01/16.......................................   6,444   6,437,034
Harley-Davidson Financial Services, Inc.
    2.150%, 02/26/20.......................................  11,236  11,172,056
Harris Corp.
    2.700%, 04/27/20.......................................   4,750   4,677,126
Hershey Co. (The)
    4.850%, 08/15/15.......................................     464     464,616
    1.500%, 11/01/16.......................................   4,642   4,681,838
Hess Corp.
    8.125%, 02/15/19.......................................   5,738   6,771,615
Hewlett-Packard Co.
    2.200%, 12/01/15.......................................   4,924   4,944,863
    2.600%, 09/15/17.......................................     928     941,836
    5.500%, 03/01/18.......................................   4,642   5,069,862
    2.750%, 01/14/19.......................................   4,410   4,463,917
Home Depot, Inc. (The)
    2.000%, 06/15/19.......................................  20,671  20,833,515
HSBC USA, Inc.
    1.625%, 01/16/18.......................................  14,670  14,649,594
    2.375%, 11/13/19.......................................   3,000   3,004,077
    2.350%, 03/05/20.......................................  10,000   9,944,720
Humana, Inc.
    2.625%, 10/01/19.......................................   4,300   4,327,447
Huntington Bancshares, Inc.
#   2.600%, 08/02/18.......................................  25,712  26,047,284
Indiana Michigan Power Co.
    7.000%, 03/15/19.......................................   2,500   2,908,433
Inter-American Development Bank
    1.125%, 03/15/17.......................................     761     766,335
#   0.875%, 03/15/18.......................................   9,285   9,254,137
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.......................................  15,903  16,197,253
International Bank for Reconstruction & Development
    1.000%, 09/15/16.......................................   1,857   1,867,538
    0.875%, 04/17/17.......................................   9,891   9,913,087
International Business Machines Corp.
#   1.950%, 02/12/19.......................................  11,963  12,040,927

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
     1.875%, 05/15/19...................................... $ 5,045 $ 5,038,169
International Finance Corp.
     0.875%, 06/15/18......................................   2,785   2,770,123
Intesa Sanpaolo SpA
     3.875%, 01/16/18......................................   2,010   2,076,151
Japan Bank for International Cooperation
     1.750%, 07/31/18......................................   4,642   4,691,795
Japan Finance Organization for Municipalities
     2.500%, 09/12/18......................................   7,700   7,895,118
     2.125%, 03/06/19......................................   5,000   5,074,905
Jefferies Group LLC
     5.125%, 04/13/18......................................   1,741   1,841,276
Jersey Central Power & Light Co.
     7.350%, 02/01/19......................................   8,885  10,296,951
John Deere Capital Corp.
     2.000%, 01/13/17......................................   6,128   6,220,380
     2.050%, 03/10/20......................................  33,000  32,845,329
Johnson Controls, Inc.
     5.500%, 01/15/16......................................   5,841   5,969,216
     2.600%, 12/01/16......................................   5,199   5,294,890
JPMorgan Chase & Co.
     3.150%, 07/05/16......................................  11,141  11,351,609
     2.000%, 08/15/17......................................   1,625   1,638,978
     6.300%, 04/23/19......................................   2,196   2,510,573
     2.250%, 01/23/20......................................   7,525   7,438,064
Kellogg Co.
     1.875%, 11/17/16......................................   4,814   4,851,694
     1.750%, 05/17/17......................................   4,076   4,090,099
KeyBank NA
     1.650%, 02/01/18......................................   2,000   2,002,650
     2.500%, 12/15/19......................................   4,995   5,028,636
KeyCorp
     3.750%, 08/13/15......................................   6,550   6,554,218
KFW
     2.000%, 06/01/16......................................     928     940,063
     4.875%, 01/17/17......................................   4,642   4,922,228
     1.250%, 02/15/17......................................  12,998  13,103,765
     0.875%, 09/05/17......................................   4,642   4,637,613
     1.875%, 04/01/19......................................   7,000   7,118,741
Kimberly-Clark Corp.
     1.900%, 05/22/19......................................   4,700   4,705,584
Kinder Morgan Energy Partners L.P.
     3.500%, 03/01/16......................................   7,613   7,707,706
KLA-Tencor Corp.
     3.375%, 11/01/19......................................   4,010   4,108,201
Kommunalbanken A.S.
     1.000%, 09/26/17......................................   3,714   3,713,848
     1.000%, 03/15/18......................................  27,854  27,760,048
     1.750%, 05/28/19......................................  20,000  20,180,640
Kommunekredit
     1.125%, 03/15/18......................................   9,285   9,285,929
Kommuninvest I Sverige AB
     1.000%, 10/24/17......................................  23,044  23,048,678
     2.000%, 11/12/19......................................   5,000   5,068,885
Kroger Co. (The)
     2.300%, 01/15/19......................................  15,289  15,385,091
Laboratory Corp. of America Holdings
     2.200%, 08/23/17......................................  21,191  21,357,964
     2.625%, 02/01/20......................................   8,525   8,488,905
Lam Research Corp.
     2.750%, 03/15/20......................................  10,000   9,964,600
Landeskreditbank Baden-Wuerttemberg Foerderbank
     2.250%, 07/15/16......................................   7,242   7,357,582
Landwirtschaftliche Rentenbank
     0.875%, 09/12/17......................................  11,699  11,687,804
Legg Mason, Inc.
     2.700%, 07/15/19......................................   5,000   5,006,330
Lloyds Bank P.L.C.
     4.200%, 03/28/17......................................  10,120  10,594,911
     1.750%, 03/16/18......................................  10,000  10,004,350
Lockheed Martin Corp.
     2.125%, 09/15/16......................................   1,230   1,245,230
Loews Corp.
     5.250%, 03/15/16......................................   1,857   1,907,809
Lowe's Cos., Inc.
     5.000%, 10/15/15......................................   9,285   9,368,045
LyondellBasell Industries NV
     5.000%, 04/15/19......................................   8,500   9,225,331
Macquarie Group, Ltd.
     3.000%, 12/03/18......................................  19,023  19,336,309
Manufacturers & Traders Trust Co.
     2.250%, 07/25/19......................................   4,507   4,526,768
     2.100%, 02/06/20......................................  35,290  34,971,755
Marathon Oil Corp.
     0.900%, 11/01/15......................................  16,535  16,525,592
Marriott International, Inc.
     3.000%, 03/01/19......................................   5,435   5,575,016
Marsh & McLennan Cos., Inc.
     2.300%, 04/01/17......................................   8,430   8,553,862
     2.350%, 09/10/19......................................   5,000   5,032,100
MasterCard, Inc.
     2.000%, 04/01/19......................................  36,350  36,641,745
Mattel, Inc.
     1.700%, 03/15/18......................................   5,465   5,419,947
     2.350%, 05/06/19......................................  22,423  22,376,988
Maxim Integrated Products, Inc.
     2.500%, 11/15/18......................................   6,110   6,163,915
McDonald's Corp.
     5.350%, 03/01/18......................................   3,706   4,050,706
McKesson Corp.
     1.400%, 03/15/18......................................  10,099   9,985,477

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Microsoft Corp.
    1.625%, 12/06/18................................... $ 9,200 $ 9,257,482
    1.850%, 02/12/20...................................  24,200  24,234,291
Mizuho Bank, Ltd.
    2.450%, 04/16/19...................................   5,650   5,695,386
Molson Coors Brewing Co.
#   2.000%, 05/01/17...................................     915     922,939
Mondelez International, Inc.
    2.250%, 02/01/19...................................   1,300   1,306,573
    5.375%, 02/10/20...................................   1,600   1,790,333
Monsanto Co.
    1.850%, 11/15/18...................................  27,970  28,055,644
    2.125%, 07/15/19...................................   2,500   2,483,013
Morgan Stanley
    3.800%, 04/29/16...................................     650     663,973
    4.750%, 03/22/17...................................  23,738  25,011,449
    7.300%, 05/13/19...................................   6,000   7,059,090
MUFG Union Bank NA
    3.000%, 06/06/16...................................  25,909  26,353,728
Municipality Finance P.L.C.
    2.375%, 05/16/16...................................  18,568  18,839,650
    1.125%, 04/17/18...................................  23,211  23,194,915
Mylan, Inc.
    2.550%, 03/28/19...................................  13,379  13,326,996
National Australia Bank, Ltd.
    1.300%, 07/25/16...................................   1,750   1,759,611
    2.250%, 07/01/19...................................  17,475  17,536,704
Nederlandse Waterschapsbank NV
#   2.125%, 06/16/16...................................   5,571   5,647,105
    1.875%, 03/13/19...................................  60,000  60,860,280
NetApp, Inc.
    2.000%, 12/15/17...................................   9,285   9,310,497
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16...................................   4,271   4,302,687
Newell Rubbermaid, Inc.
    6.250%, 04/15/18...................................  12,070  13,371,556
NextEra Energy Capital Holdings, Inc.
    2.600%, 09/01/15...................................   9,927   9,940,282
    2.400%, 09/15/19...................................   2,287   2,286,792
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17...................................   1,323   1,324,469
NiSource Finance Corp.
    6.400%, 03/15/18...................................   1,109   1,240,106
Nomura Holdings, Inc.
    2.000%, 09/13/16...................................   6,852   6,897,381
    2.750%, 03/19/19...................................  20,000  20,302,300
Nordea Bank AB
    1.625%, 05/15/18...................................   2,150   2,146,379
    2.375%, 04/04/19...................................  16,780  16,953,488
Nordic Investment Bank
    0.750%, 01/17/18...................................  10,213  10,155,705
    1.875%, 06/14/19...................................   5,000   5,088,790
Nordstrom, Inc.
    4.750%, 05/01/20...................................  12,788  14,197,557
Northrop Grumman Corp.
    1.750%, 06/01/18...................................  18,916  18,838,482
NRW Bank
    1.875%, 07/01/19...................................  20,000  20,178,540
Nucor Corp.
    5.750%, 12/01/17...................................   2,228   2,426,571
Occidental Petroleum Corp.
    2.500%, 02/01/16...................................   3,977   4,014,503
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16...................................   3,528   3,571,765
    1.125%, 05/29/18...................................  18,569  18,537,618
Ohio Power Co.
    6.000%, 06/01/16...................................   1,857   1,933,503
Omnicom Group, Inc.
    5.900%, 04/15/16...................................   9,168   9,450,008
ONE Gas, Inc.
    2.070%, 02/01/19...................................   4,696   4,697,249
ONEOK Partners L.P.
    6.150%, 10/01/16...................................  10,846  11,339,157
Ontario, Province of Canada
    1.200%, 02/14/18...................................  25,569  25,592,984
    1.650%, 09/27/19...................................   5,000   4,980,460
Oracle Corp.
    1.200%, 10/15/17...................................   4,735   4,728,513
Orange SA
    2.125%, 09/16/15...................................   5,100   5,106,625
PACCAR Financial Corp.
    1.600%, 03/15/17...................................     422     425,682
PepsiCo, Inc.
    5.000%, 06/01/18...................................   8,697   9,525,189
    4.500%, 01/15/20...................................   1,951   2,138,630
Petro-Canada
    6.050%, 05/15/18...................................   5,571   6,173,972
Pfizer, Inc.
#   2.100%, 05/15/19...................................  10,000  10,097,190
PG&E Corp.
    2.400%, 03/01/19...................................   1,635   1,641,434
Philip Morris International, Inc.
    1.625%, 03/20/17...................................   2,070   2,090,988
Pioneer Natural Resources Co.
    6.875%, 05/01/18...................................   7,000   7,778,869
Plains All American Pipeline L.P. / PAA Finance Corp.
    6.500%, 05/01/18...................................   3,912   4,368,155
PNC Bank NA
    1.500%, 02/23/18...................................  16,700  16,635,388
    2.400%, 10/18/19...................................   8,000   8,063,120
    2.600%, 07/21/20...................................   6,000   6,042,402

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15....................................... $ 2,785 $ 2,796,143
    3.250%, 12/01/17.......................................   1,602   1,653,384
PPG Industries, Inc.
    1.900%, 01/15/16.......................................   2,570   2,585,122
Praxair, Inc.
    1.250%, 11/07/18.......................................  11,527  11,381,195
Progress Energy, Inc.
    5.625%, 01/15/16.......................................     357     364,327
    4.875%, 12/01/19.......................................   5,225   5,718,559
Prudential Financial, Inc.
    3.000%, 05/12/16.......................................   8,356   8,493,657
    2.350%, 08/15/19.......................................  15,000  15,105,270
PSEG Power LLC
    2.450%, 11/15/18.......................................   5,000   5,036,705
QUALCOMM, Inc.
    2.250%, 05/20/20.......................................   1,600   1,580,227
Questar Corp.
    2.750%, 02/01/16.......................................   8,718   8,798,502
Qwest Corp.
    6.500%, 06/01/17.......................................     928     992,960
Raytheon Co.
    6.750%, 03/15/18.......................................   3,804   4,323,607
Republic Services, Inc.
    3.800%, 05/15/18.......................................   5,040   5,301,022
    5.500%, 09/15/19.......................................   5,964   6,660,756
Reynolds American, Inc.
#   2.300%, 08/21/17.......................................  12,353  12,457,939
Roper Technologies, Inc.
    2.050%, 10/01/18.......................................   1,750   1,746,236
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.......................................  16,712  16,740,260
Ryder System, Inc.
    2.500%, 03/01/18.......................................   3,245   3,296,764
Sanofi
    1.250%, 04/10/18.......................................   9,661   9,621,506
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.......................................  22,214  22,383,248
Sempra Energy
    6.500%, 06/01/16.......................................  11,946  12,472,639
Shell International Finance BV
    2.000%, 11/15/18.......................................  20,426  20,636,613
    2.000%, 11/15/18.......................................   2,700   2,727,840
    4.300%, 09/22/19.......................................   5,000   5,456,915
Societe Generale SA
    2.750%, 10/12/17.......................................   7,428   7,599,743
Southern Co. (The)
    2.750%, 06/15/20.......................................   5,729   5,781,982
Southwest Airlines Co.
    2.750%, 11/06/19.......................................  19,092  19,369,082
Starbucks Corp.
    0.875%, 12/05/16.......................................   1,578   1,578,265
    2.000%, 12/05/18.......................................  17,907  18,198,222
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.......................................   4,768   5,325,651
State Street Corp.
    2.875%, 03/07/16.......................................   4,071   4,125,792
Statoil ASA
    1.200%, 01/17/18.......................................   2,186   2,175,011
    1.150%, 05/15/18.......................................  13,064  12,919,329
    1.950%, 11/08/18.......................................   9,285   9,350,682
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.......................................  15,227  15,371,124
SunTrust Banks, Inc.
    3.600%, 04/15/16.......................................   9,285   9,437,580
    2.500%, 05/01/19.......................................   9,000   9,087,300
Svensk Exportkredit AB
    1.875%, 06/17/19.......................................  11,000  11,142,824
Svenska Handelsbanken AB
    2.500%, 01/25/19.......................................  30,942  31,592,184
    2.250%, 06/17/19.......................................  10,000  10,084,380
Symantec Corp.
#   2.750%, 06/15/17.......................................   4,642   4,695,485
Target Corp.
    2.300%, 06/26/19.......................................   9,510   9,675,445
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.......................................   2,000   2,277,488
Tech Data Corp.
    3.750%, 09/21/17.......................................   4,642   4,801,945
Telefonica Emisiones SAU
    3.192%, 04/27/18.......................................     950     976,178
Texas Instruments, Inc.
    2.375%, 05/16/16.......................................   8,585   8,706,847
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18.......................................   8,649   8,638,370
    2.400%, 02/01/19.......................................   9,455   9,474,165
Thomson Reuters Corp.
    1.300%, 02/23/17.......................................   7,520   7,509,073
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.......................................  10,700  10,815,742
Time Warner Cable, Inc.
    5.000%, 02/01/20.......................................   1,320   1,416,262
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.......................................  16,639  16,579,166
    2.625%, 09/10/18.......................................   9,285   9,526,846
    2.125%, 07/02/19.......................................  35,000  35,245,980
Total Capital International SA
    2.125%, 01/10/19.......................................  10,139  10,237,257
    2.100%, 06/19/19.......................................  30,735  30,961,548
Total System Services, Inc.
    2.375%, 06/01/18.......................................   4,486   4,469,469
Toyota Motor Credit Corp.
    2.100%, 01/17/19.......................................  27,428  27,671,643

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------
      2.125%, 07/18/19............................... $   17,955 $   18,032,925
Transatlantic Holdings, Inc.
      5.750%, 12/14/15...............................        500        508,671
Travelers Cos., Inc. (The)
      5.500%, 12/01/15...............................        500        508,091
Tyson Foods, Inc.
      2.650%, 08/15/19...............................     15,160     15,283,660
UBS AG
      5.875%, 12/20/17...............................     14,084     15,442,514
      2.375%, 08/14/19...............................      3,666      3,674,340
Unilever Capital Corp.
      2.750%, 02/10/16...............................      5,430      5,493,466
      2.200%, 03/06/19...............................      1,300      1,317,298
Union Pacific Corp.
      2.250%, 02/15/19...............................      4,125      4,191,421
      1.800%, 02/01/20...............................      8,000      7,878,416
United Technologies Corp.
      1.800%, 06/01/17...............................     13,054     13,226,182
UnitedHealth Group, Inc.
      6.000%, 06/15/17...............................      2,600      2,816,835
      1.400%, 10/15/17...............................      5,756      5,739,112
      2.300%, 12/15/19...............................      9,160      9,161,008
US Bancorp
      2.200%, 04/25/19...............................     15,000     15,180,180
US Bank NA
      2.125%, 10/28/19...............................     16,140     16,200,234
Valero Energy Corp.
      6.125%, 06/15/17...............................      3,253      3,518,116
      9.375%, 03/15/19...............................      5,602      6,894,757
Verizon Communications, Inc.
      2.000%, 11/01/16...............................     16,160     16,300,026
      3.650%, 09/14/18...............................     11,000     11,567,600
      2.550%, 06/17/19...............................      3,000      3,040,386
Viacom, Inc.
      6.250%, 04/30/16...............................      4,642      4,814,789
      2.500%, 12/15/16...............................      7,428      7,526,644
      2.750%, 12/15/19...............................      6,550      6,559,936
Vodafone Group P.L.C.
      5.625%, 02/27/17...............................      4,642      4,912,559
      5.450%, 06/10/19...............................      1,490      1,649,884
Volkswagen Group of America Finance LLC
      2.125%, 05/23/19...............................      8,310      8,283,666
Walgreen Co.
      1.800%, 09/15/17...............................      8,356      8,512,533
      5.250%, 01/15/19...............................      2,746      3,014,172
Walt Disney Co. (The)
      1.125%, 02/15/17...............................      5,611      5,634,173
Waste Management, Inc.
      2.600%, 09/01/16...............................      6,029      6,129,515
WEC Energy Group, Inc.
      2.450%, 06/15/20...............................     10,670     10,701,679
Wells Fargo & Co.
      2.100%, 05/08/17...............................      7,165      7,274,868
      2.125%, 04/22/19...............................     15,000     15,061,125
Western Union Co. (The)
      5.930%, 10/01/16...............................      7,347      7,695,204
Westpac Banking Corp.
      4.875%, 11/19/19...............................      3,190      3,537,777
Whirlpool Corp.
      7.750%, 07/15/16...............................      4,642      4,924,995
Wm Wrigley Jr Co.
      2.900%, 10/21/19...............................      1,660      1,694,641
Wyndham Worldwide Corp.
      2.500%, 03/01/18...............................      9,647      9,653,599
Xerox Corp.
      2.750%, 03/15/19...............................     15,529     15,750,428
      5.625%, 12/15/19...............................      6,000      6,679,332
Xilinx, Inc.
      2.125%, 03/15/19...............................      6,675      6,689,491
Yum! Brands, Inc.
#     6.250%, 04/15/16...............................      8,393      8,677,506
      6.250%, 03/15/18...............................        754        832,058
                                                                 --------------
TOTAL BONDS..........................................             4,173,188,623
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund.................  2,978,574     34,462,105
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,322,745,110)^^............................            $4,332,589,518
                                                                 ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Agency Obligations...............   --    $  124,938,790   --    $  124,938,790
Bonds............................   --     4,173,188,623   --     4,173,188,623
Securities Lending Collateral....   --        34,462,105   --        34,462,105
                                    --    --------------   --    --------------
TOTAL............................   --    $4,332,589,518   --    $4,332,589,518
                                    ==    ==============   ==    ==============

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
AGENCY OBLIGATIONS -- (4.7%)
Federal Farm Credit Bank
    4.800%, 02/13/23...................................... $   900 $  1,054,402
    2.630%, 08/03/26......................................   9,000    8,777,106
    5.770%, 01/05/27......................................   3,000    3,885,771
Federal Home Loan Bank
    5.750%, 06/12/26......................................   3,580    4,559,363
Federal Home Loan Mortgage Corporation
    6.750%, 09/15/29......................................  25,000   36,240,050
Federal National Mortgage Association
    6.250%, 05/15/29......................................  50,000   68,366,300
#   7.125%, 01/15/30......................................  10,000   14,896,180
Tennessee Valley Authority
    6.750%, 11/01/25......................................  10,200   13,686,533
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..................................          151,465,705
                                                                   ------------
BONDS -- (89.8%)
21st Century Fox America, Inc.
    3.700%, 09/15/24......................................   7,000    6,977,593
ABB Finance USA, Inc.
    2.875%, 05/08/22......................................   5,450    5,380,611
Abbey National Treasury Services P.L.C.
    4.000%, 03/13/24......................................  10,720   11,149,604
Abbott Laboratories
    2.950%, 03/15/25......................................  19,485   18,805,071
AbbVie, Inc.
    2.900%, 11/06/22......................................   4,375    4,249,197
ACE INA Holdings, Inc.
    2.700%, 03/13/23......................................   8,000    7,699,560
    3.350%, 05/15/24......................................   8,000    7,964,088
Actavis, Inc.
    3.250%, 10/01/22......................................  11,815   11,502,942
Adobe Systems, Inc.
    3.250%, 02/01/25......................................   3,000    2,905,125
Advance Auto Parts, Inc.
    4.500%, 01/15/22......................................   4,000    4,189,948
Aetna, Inc.
    3.950%, 09/01/20......................................     800      843,905
    2.750%, 11/15/22......................................  13,000   12,303,616
    3.500%, 11/15/24......................................   8,375    8,197,416
Affiliated Managers Group, Inc.
    3.500%, 08/01/25......................................   4,000    3,866,332
Aflac, Inc.
    3.625%, 06/15/23......................................   6,000    6,104,946
    3.250%, 03/17/25......................................  17,200   16,744,974
Agilent Technologies, Inc.
    5.000%, 07/15/20......................................     215      236,323
Ahold Finance USA LLC
    6.875%, 05/01/29......................................   1,100    1,358,115
Air Products & Chemicals, Inc.
    2.750%, 02/03/23......................................   1,525    1,490,823
Alabama Power Co.
    2.800%, 04/01/25......................................   4,000    3,862,384
Albemarle Corp.
    4.150%, 12/01/24......................................   3,786    3,826,730
Allstate Corp. (The)
    3.150%, 06/15/23......................................   7,000    7,057,106
Altera Corp.
    4.100%, 11/15/23......................................   2,330    2,466,172
Altria Group, Inc.
    4.750%, 05/05/21......................................   5,731    6,220,966
Amazon.com, Inc.
    3.800%, 12/05/24......................................   7,600    7,654,059
American Express Co.
    2.650%, 12/02/22......................................   1,000      962,375
American International Group, Inc.
    4.875%, 06/01/22......................................   3,000    3,319,494
    4.125%, 02/15/24......................................   5,000    5,185,965
American Water Capital Corp.
    3.850%, 03/01/24......................................   3,306    3,502,320
Ameriprise Financial, Inc.
    4.000%, 10/15/23......................................   2,000    2,103,068
AmerisourceBergen Corp.
    3.400%, 05/15/24......................................   1,910    1,897,425
Amgen, Inc.
    3.625%, 05/22/24......................................  10,000   10,001,910
    3.125%, 05/01/25......................................   5,000    4,760,495
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23......................................     400      382,819
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21......................................   5,700    6,221,761
    2.500%, 07/15/22......................................   8,000    7,721,912
Anthem, Inc.
    3.125%, 05/15/22......................................   4,900    4,779,044
    3.500%, 08/15/24......................................   4,230    4,106,645
Aon Corp.
    5.000%, 09/30/20......................................   1,265    1,398,226
Aon P.L.C.
    4.000%, 11/27/23......................................   6,250    6,409,150
    3.500%, 06/14/24......................................   9,660    9,481,058
Apache Corp.
    3.250%, 04/15/22......................................   5,000    4,903,185
    2.625%, 01/15/23......................................   2,470    2,308,190
Apple, Inc.
    2.400%, 05/03/23......................................  12,000   11,474,976
    3.450%, 05/06/24......................................  25,000   25,599,625
    2.500%, 02/09/25......................................   5,000    4,701,415
Applied Materials, Inc.
    4.300%, 06/15/21......................................   1,000    1,075,505

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Arizona Public Service Co.
    3.150%, 05/15/25.................................. $ 9,500 $ 9,430,745
Assurant, Inc.
    4.000%, 03/15/23..................................  10,000  10,099,640
AT&T, Inc.
    3.875%, 08/15/21..................................   4,320   4,449,440
    3.000%, 02/15/22..................................   6,100   5,959,999
    3.400%, 05/15/25..................................  11,012  10,533,231
Autodesk, Inc.
    3.600%, 12/15/22..................................   2,000   1,982,454
AutoZone, Inc.
    2.875%, 01/15/23..................................   5,920   5,699,160
Baker Hughes, Inc.
    3.200%, 08/15/21..................................   1,000   1,014,166
Baltimore Gas & Electric Co.
#   2.800%, 08/15/22..................................   5,029   4,963,392
Bank Nederlandse Gemeenten
    2.500%, 01/23/23..................................  10,000  10,141,260
Bank of America Corp.
    3.300%, 01/11/23..................................   7,000   6,912,647
    4.000%, 04/01/24..................................  17,000  17,427,176
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24..................................  16,444  16,886,064
    3.000%, 02/24/25..................................   4,000   3,869,808
Bank of Nova Scotia (The)
    4.375%, 01/13/21..................................   5,000   5,460,725
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
#   3.250%, 09/08/24..................................   5,000   4,946,585
Barclays Bank P.L.C.
    3.750%, 05/15/24..................................  10,230  10,370,847
Barclays P.L.C.
    3.650%, 03/16/25..................................  14,410  13,816,654
Bayer US Finance LLC
    3.375%, 10/08/24..................................  19,375  19,370,369
Beam Suntory, Inc.
    3.250%, 06/15/23..................................   6,225   6,115,633
Becton Dickinson and Co.
    3.734%, 12/15/24..................................   3,865   3,846,498
Bemis Co., Inc.
    4.500%, 10/15/21..................................   1,000   1,069,748
Berkshire Hathaway Finance Corp.
    3.000%, 05/15/22..................................   5,000   5,095,855
Berkshire Hathaway, Inc.
#   3.750%, 08/15/21..................................   4,000   4,313,924
    3.400%, 01/31/22..................................   5,000   5,243,785
    3.000%, 02/11/23..................................   7,000   7,046,123
BHP Billiton Finance USA, Ltd.
    3.250%, 11/21/21..................................   1,500   1,517,705
BlackRock, Inc.
    4.250%, 05/24/21..................................   1,500   1,647,986
BNP Paribas SA
    3.250%, 03/03/23..................................   3,000   3,014,547
Boeing Co. (The)
    8.750%, 08/15/21..................................   1,829   2,473,240
    2.850%, 10/30/24..................................   2,000   1,987,526
    2.500%, 03/01/25..................................  10,000   9,665,790
Boston Scientific Corp.
    6.000%, 01/15/20..................................   2,900   3,264,510
    4.125%, 10/01/23..................................   2,300   2,352,633
BP Capital Markets P.L.C.
    2.500%, 11/06/22..................................   3,500   3,327,748
    3.535%, 11/04/24..................................   3,500   3,470,082
BPCE SA
    4.000%, 04/15/24..................................  12,000  12,312,600
Branch Banking & Trust Co.
    2.850%, 04/01/21..................................   4,030   4,088,415
Bristol-Myers Squibb Co.
    2.000%, 08/01/22..................................   3,070   2,920,939
Broadcom Corp.
    2.500%, 08/15/22..................................  10,900  10,671,056
Brown & Brown, Inc.
    4.200%, 09/15/24..................................   6,570   6,536,690
Brown-Forman Corp.
    2.250%, 01/15/23..................................     750     714,299
Buckeye Partners L.P.
    4.150%, 07/01/23..................................   3,000   2,869,383
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25..................................   6,686   6,449,215
    7.000%, 12/15/25..................................   1,340   1,753,129
Campbell Soup Co.
#   4.250%, 04/15/21..................................   1,600   1,733,376
    2.500%, 08/02/22..................................   3,478   3,363,223
    3.300%, 03/19/25..................................   6,321   6,224,788
Canadian National Railway Co.
    2.850%, 12/15/21..................................   2,150   2,179,947
Canadian Natural Resources, Ltd.
    3.450%, 11/15/21..................................   5,250   5,230,139
    3.800%, 04/15/24..................................   5,000   4,895,565
Canadian Pacific Railway Co.
    2.900%, 02/01/25..................................   4,725   4,464,808
    3.700%, 02/01/26..................................   6,000   6,002,292
Capital One Financial Corp.
    4.750%, 07/15/21..................................   6,400   6,899,904
    3.750%, 04/24/24..................................   5,500   5,445,149
Cardinal Health, Inc.
    4.625%, 12/15/20..................................   1,000   1,096,916
    3.200%, 06/15/22..................................   6,000   5,964,276
Caterpillar, Inc.
#   2.600%, 06/26/22..................................   5,500   5,451,881
CBS Corp.
    3.375%, 03/01/22..................................   5,410   5,359,130
    3.500%, 01/15/25..................................   3,000   2,879,901

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Celgene Corp.
    4.000%, 08/15/23.................................. $ 7,150 $ 7,359,245
    3.625%, 05/15/24..................................   5,000   4,921,335
Cenovus Energy, Inc.
    3.000%, 08/15/22..................................   3,300   3,117,530
CenterPoint Energy Resources Corp.
#   4.500%, 01/15/21..................................   3,000   3,231,174
CF Industries, Inc.
    3.450%, 06/01/23..................................   9,260   8,746,514
Charles Schwab Corp. (The)
    4.450%, 07/22/20..................................   1,030   1,139,837
    3.000%, 03/10/25..................................  13,300  13,090,738
Chevron Corp.
    2.355%, 12/05/22..................................  10,000   9,578,570
    3.191%, 06/24/23..................................  24,636  24,872,875
Church & Dwight Co., Inc.
    2.875%, 10/01/22..................................   1,600   1,575,002
Cigna Corp.
    4.000%, 02/15/22..................................   6,375   6,558,045
Cisco Systems, Inc.
#   3.625%, 03/04/24..................................   3,000   3,119,085
Citigroup, Inc.
    5.375%, 08/09/20..................................     457     512,285
    4.500%, 01/14/22..................................   2,300   2,484,377
    3.875%, 10/25/23..................................   7,000   7,181,769
    3.750%, 06/16/24..................................   4,000   4,016,696
    3.300%, 04/27/25..................................  12,000  11,627,772
Clorox Co. (The)
    3.050%, 09/15/22..................................   4,700   4,616,349
    3.500%, 12/15/24..................................   5,000   5,008,810
CMS Energy Corp.
    3.875%, 03/01/24..................................   2,000   2,033,904
CNA Financial Corp.
    5.750%, 08/15/21..................................   8,082   9,183,665
Coach, Inc.
    4.250%, 04/01/25..................................   1,515   1,447,361
Coca-Cola Co. (The)
    3.300%, 09/01/21..................................   2,650   2,773,320
    3.200%, 11/01/23..................................  20,180  20,570,079
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20..................................     213     223,658
Colgate-Palmolive Co.
    1.950%, 02/01/23..................................   3,000   2,860,716
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22..................................   4,620   6,406,378
Comcast Corp.
    3.375%, 08/15/25..................................   3,500   3,494,092
Commonwealth Bank of Australia
#   5.000%, 03/19/20..................................   1,225   1,367,543
Computer Sciences Corp.
    4.450%, 09/15/22..................................   5,000   5,117,235
ConAgra Foods, Inc.
    3.200%, 01/25/23..................................   9,268   8,803,794
ConocoPhillips Co.
    2.400%, 12/15/22..................................   3,000   2,837,034
#   3.350%, 11/15/24..................................   7,000   6,913,221
Consolidated Edison Co. of New York, Inc.
#   3.300%, 12/01/24..................................   2,000   2,020,784
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    4.500%, 01/11/21..................................   2,000   2,184,972
    3.875%, 02/08/22..................................  15,900  16,652,499
Corning, Inc.
#   3.700%, 11/15/23..................................   4,235   4,387,714
Costco Wholesale Corp.
    1.750%, 02/15/20..................................   5,000   4,960,715
Cox Communications, Inc.
    3.850%, 02/01/25..................................  10,610  10,257,631
CR Bard, Inc.
    4.400%, 01/15/21..................................     800     858,688
Credit Agricole SA
#   3.875%, 04/15/24..................................  13,269  13,551,497
Credit Suisse
#   3.000%, 10/29/21..................................   5,650   5,644,779
Credit Suisse New York
#   3.625%, 09/09/24..................................  12,195  12,228,890
CSX Corp.
    4.250%, 06/01/21..................................   8,000   8,687,744
CVS Health Corp.
    3.375%, 08/12/24..................................  14,870  14,669,523
Cytec Industries, Inc.
    3.500%, 04/01/23..................................   6,000   6,028,800
Daimler Finance North America LLC
    3.250%, 08/01/24..................................   3,200   3,199,437
Deutsche Bank AG
    3.700%, 05/30/24..................................  15,065  15,087,854
Devon Energy Corp.
#   3.250%, 05/15/22..................................  10,800  10,626,714
Diageo Capital P.L.C.
    4.828%, 07/15/20..................................   3,600   3,995,960
Diageo Investment Corp.
    2.875%, 05/11/22..................................   1,750   1,722,277
DIRECTV Holdings, LLC / DIRECTV Financing Co, Inc.
    3.800%, 03/15/22..................................   8,900   8,923,968
Discovery Communications LLC
    3.300%, 05/15/22..................................   2,200   2,174,759
    3.250%, 04/01/23..................................   1,000     957,479
    3.450%, 03/15/25..................................   5,000   4,710,225
Dollar General Corp.
    3.250%, 04/15/23..................................  10,522  10,078,898
Dominion Gas Holdings LLC
    3.600%, 12/15/24..................................   5,000   4,983,350

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Dominion Resources, Inc.
    4.450%, 03/15/21.................................. $ 3,900 $ 4,177,021
    3.625%, 12/01/24..................................   2,000   1,992,794
Dow Chemical Co. (The)
    3.000%, 11/15/22..................................   1,000     970,729
    3.500%, 10/01/24..................................  11,645  11,390,487
DTE Energy Co.
    3.850%, 12/01/23..................................   1,500   1,550,804
Duke Energy Corp.
    3.050%, 08/15/22..................................   3,823   3,802,444
    3.750%, 04/15/24..................................   7,000   7,155,995
Eastman Chemical Co.
    4.500%, 01/15/21..................................   1,983   2,152,695
    3.600%, 08/15/22..................................     950     961,389
Eaton Corp.
    2.750%, 11/02/22..................................   2,500   2,432,158
eBay, Inc.
    2.600%, 07/15/22..................................   4,200   3,860,111
Ecolab, Inc.
    4.350%, 12/08/21..................................   6,000   6,478,302
EI du Pont de Nemours & Co.
    2.800%, 02/15/23..................................   2,592   2,523,786
EMC Corp.
#   3.375%, 06/01/23..................................   7,000   7,016,114
EMD Finance LLC
    2.950%, 03/19/22..................................   8,000   7,849,048
Emerson Electric Co.
    3.150%, 06/01/25..................................   8,300   8,266,783
Enbridge Energy Partners L.P.
    5.200%, 03/15/20..................................     350     377,098
#   4.200%, 09/15/21..................................   1,917   1,963,848
Enbridge, Inc.
    4.000%, 10/01/23..................................   7,000   6,731,816
    3.500%, 06/10/24..................................   2,000   1,847,904
Encana Corp.
    3.900%, 11/15/21..................................   7,700   7,695,372
Energy Transfer Partners L.P.
#   3.600%, 02/01/23..................................  11,000  10,253,023
Enterprise Products Operating LLC
    5.200%, 09/01/20..................................   2,600   2,889,583
    3.900%, 02/15/24..................................   3,250   3,253,835
EOG Resources, Inc.
    4.100%, 02/01/21..................................   2,690   2,887,739
    3.150%, 04/01/25..................................   2,775   2,715,304
ERAC USA Finance LLC
    3.850%, 11/15/24..................................   3,000   3,047,763
European Investment Bank
    3.250%, 01/29/24..................................   5,000   5,376,640
Eversource Energy
    2.800%, 05/01/23..................................   9,798   9,421,835
Exelon Generation Co. LLC
    2.950%, 01/15/20..................................   7,875   7,914,351
    4.250%, 06/15/22..................................   5,000   5,144,910
Express Scripts Holding Co.
    3.900%, 02/15/22..................................   7,450   7,635,244
    3.500%, 06/15/24..................................  13,035  12,704,498
Exxon Mobil Corp.
    3.176%, 03/15/24..................................  36,000  36,579,708
FedEx Corp.
    2.625%, 08/01/22..................................   6,500   6,312,404
    4.000%, 01/15/24..................................   4,000   4,163,712
    3.200%, 02/01/25..................................   5,850   5,643,524
Fifth Third Bancorp
    3.500%, 03/15/22..................................   7,500   7,616,153
FMC Technologies, Inc.
    3.450%, 10/01/22..................................   8,625   8,338,676
Ford Motor Credit Co. LLC
    4.375%, 08/06/23..................................  13,000  13,431,860
Gap, Inc. (The)
    5.950%, 04/12/21..................................   2,500   2,808,245
GATX Corp.
    3.250%, 03/30/25..................................   8,000   7,598,648
General Dynamics Corp.
    2.250%, 11/15/22..................................   7,500   7,141,965
General Electric Co.
    3.375%, 03/11/24..................................   5,000   5,108,645
General Mills, Inc.
    3.150%, 12/15/21..................................   3,000   3,037,899
Georgia Power Co.
    2.850%, 05/15/22..................................   2,550   2,487,084
Gilead Sciences, Inc.
    3.700%, 04/01/24..................................  10,000  10,233,110
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23..................................  10,450  10,295,340
Goldcorp, Inc.
    3.625%, 06/09/21..................................   5,500   5,328,505
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20..................................   2,150   2,464,891
    5.250%, 07/27/21..................................   5,500   6,122,056
    4.000%, 03/03/24..................................  18,000  18,440,208
Great Plains Energy, Inc.
    4.850%, 06/01/21..................................   2,000   2,200,724
Halliburton Co.
#   3.500%, 08/01/23..................................  10,000  10,034,260
Harley Davidson, Inc.
    3.500%, 07/28/25..................................   5,615   5,627,864
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22..................................   8,000   8,909,760
Heineken NV
    3.400%, 04/01/22..................................   2,000   2,037,538
Hershey Co. (The)
    2.625%, 05/01/23..................................   3,027   3,009,658
Hess Corp.
#   3.500%, 07/15/24..................................   5,075   4,879,303

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Hewlett-Packard Co.
    4.375%, 09/15/21.................................. $19,500 $20,431,729
Home Depot, Inc. (The)
    4.400%, 04/01/21..................................   6,000   6,594,810
    2.700%, 04/01/23..................................   2,000   1,973,048
Hormel Foods Corp.
    4.125%, 04/15/21..................................   2,310   2,518,734
HSBC Holdings P.L.C.
    4.000%, 03/30/22..................................   3,000   3,187,833
HSBC USA, Inc.
    3.500%, 06/23/24..................................  13,500  13,727,313
Humana, Inc.
    3.850%, 10/01/24..................................  11,555  11,618,009
Huntington National Bank (The)
    2.400%, 04/01/20..................................   1,000     991,387
Husky Energy, Inc.
    4.000%, 04/15/24..................................   1,475   1,443,925
Hyatt Hotels Corp.
    3.375%, 07/15/23..................................   3,025   2,965,879
Illinois Tool Works, Inc.
    3.500%, 03/01/24..................................  10,000  10,252,020
Integrys Energy Group, Inc.
#   4.170%, 11/01/20..................................   1,000   1,059,955
Intel Corp.
    2.700%, 12/15/22..................................   3,000   2,914,662
Inter-American Development Bank
    7.000%, 06/15/25..................................   6,000   8,179,698
    6.750%, 07/15/27..................................   3,000   4,201,371
Intercontinental Exchange, Inc.
    4.000%, 10/15/23..................................   1,578   1,649,905
International Business Machines Corp.
    3.375%, 08/01/23..................................   6,810   6,880,831
#   3.625%, 02/12/24..................................  15,000  15,226,785
International Paper Co.
    3.650%, 06/15/24..................................   3,000   2,979,819
    3.800%, 01/15/26..................................   1,640   1,601,886
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24..................................   6,100   6,162,964
Intesa Sanpaolo SpA
    5.250%, 01/12/24..................................  10,000  10,852,030
ITC Holdings Corp.
#   3.650%, 06/15/24..................................   9,000   8,974,557
JM Smucker Co. (The)
    3.500%, 03/15/25..................................   5,000   4,933,800
John Deere Capital Corp.
    2.750%, 03/15/22..................................   5,000   4,996,455
    3.350%, 06/12/24..................................   2,400   2,445,535
Johnson & Johnson
    3.375%, 12/05/23..................................  10,000  10,464,480
Johnson Controls, Inc.
    3.625%, 07/02/24..................................   1,535   1,510,575
JPMorgan Chase & Co.
    4.950%, 03/25/20..................................     630     695,634
    4.350%, 08/15/21..................................   5,200   5,573,916
    3.625%, 05/13/24..................................  12,160  12,229,823
    3.900%, 07/15/25..................................   8,000   8,168,800
Juniper Networks, Inc.
    4.600%, 03/15/21..................................   4,000   4,221,512
    4.500%, 03/15/24..................................   6,600   6,666,772
Kerr-McGee Corp.
    6.950%, 07/01/24..................................   6,900   8,277,985
KeyCorp
    5.100%, 03/24/21..................................   7,000   7,771,211
Kimberly-Clark Corp.
    2.400%, 06/01/23..................................   4,130   4,012,539
Kinder Morgan Energy Partners L.P.
    5.300%, 09/15/20..................................   2,000   2,161,062
    5.800%, 03/01/21..................................     550     597,506
    4.150%, 03/01/22..................................   2,400   2,358,322
    3.500%, 09/01/23..................................   5,000   4,595,790
KLA-Tencor Corp.
    4.650%, 11/01/24..................................   6,565   6,505,042
Kohl's Corp.
#   3.250%, 02/01/23..................................   2,000   1,957,810
    4.750%, 12/15/23..................................  10,000  10,790,120
    4.250%, 07/17/25..................................   8,000   8,010,648
Koninklijke Philips NV
    3.750%, 03/15/22..................................   2,322   2,345,508
Kraft Foods Group, Inc.
    3.500%, 06/06/22..................................  14,295  14,473,302
Kroger Co. (The)
    3.850%, 08/01/23..................................   9,130   9,367,088
L-3 Communications Corp.
    3.950%, 05/28/24..................................  11,285  10,931,983
Laboratory Corp. of America Holdings
    4.000%, 11/01/23..................................   6,000   6,135,948
Legg Mason, Inc.
    3.950%, 07/15/24..................................   7,400   7,564,036
Liberty Mutual Group, Inc.
    5.000%, 06/01/21..................................  10,415  11,320,959
Lincoln National Corp.
    6.250%, 02/15/20..................................     180     207,193
Lloyds Bank P.L.C.
    6.375%, 01/21/21..................................     404     479,684
    3.500%, 05/14/25..................................   5,000   4,956,705
Lockheed Martin Corp.
    2.900%, 03/01/25..................................   7,000   6,714,358
Loews Corp.
    2.625%, 05/15/23..................................   2,865   2,745,169
Lowe's Cos., Inc.
    3.120%, 04/15/22..................................   2,000   2,033,634
LyondellBasell Industries NV
    5.750%, 04/15/24..................................   9,000  10,155,420

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Macquarie Group, Ltd.
    6.000%, 01/14/20.................................. $ 4,594 $ 5,176,878
Macy's Retail Holdings, Inc.
#   3.875%, 01/15/22..................................   4,446   4,586,418
    2.875%, 02/15/23..................................   6,500   6,201,046
    3.625%, 06/01/24..................................   5,000   4,950,180
Magellan Midstream Partners L.P.
    4.250%, 02/01/21..................................   3,370   3,541,614
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25..................................  12,400  11,823,065
Marathon Oil Corp.
    2.800%, 11/01/22..................................   6,000   5,626,002
Marathon Petroleum Corp.
    3.625%, 09/15/24..................................  12,800  12,591,974
Markel Corp.
    5.350%, 06/01/21..................................   4,200   4,684,987
    3.625%, 03/30/23..................................   2,000   1,998,314
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24..................................  13,000  12,934,922
McDonald's Corp.
    2.625%, 01/15/22..................................   2,900   2,844,372
McKesson Corp.
    3.796%, 03/15/24..................................   5,250   5,339,985
Medtronic, Inc.
    3.125%, 03/15/22..................................   3,407   3,447,911
Merck & Co., Inc.
    2.800%, 05/18/23..................................   8,000   7,947,000
MetLife, Inc.
    3.600%, 04/10/24..................................  20,325  20,509,084
Microsoft Corp.
    3.625%, 12/15/23..................................  14,516  15,203,057
    2.700%, 02/12/25..................................   3,000   2,897,799
Mobil Corp.
    8.625%, 08/15/21..................................   2,013   2,688,925
Molson Coors Brewing Co.
#   3.500%, 05/01/22..................................  10,204  10,357,744
Mondelez International, Inc.
    4.000%, 02/01/24..................................  15,865  16,458,256
Monsanto Co.
    5.500%, 08/15/25..................................   3,500   3,918,712
Morgan Stanley
    5.500%, 07/28/21..................................   8,320   9,371,648
    3.875%, 04/29/24..................................  11,000  11,183,414
Mosaic Co. (The)
    4.250%, 11/15/23..................................   5,500   5,647,631
Motorola Solutions, Inc.
    3.750%, 05/15/22..................................   5,000   4,915,315
    3.500%, 03/01/23..................................   5,000   4,748,905
MUFG Americas Holdings Corp.
    3.500%, 06/18/22..................................   8,550   8,677,130
Murphy Oil Corp.
#   4.000%, 06/01/22..................................   2,000   1,831,566
Mylan, Inc.
    4.200%, 11/29/23..................................   7,000   7,149,548
NASDAQ OMX Group, Inc. (The)
    4.250%, 06/01/24..................................   4,400   4,463,527
National Australia Bank, Ltd.
    3.000%, 01/20/23..................................  10,000  10,017,910
National Oilwell Varco, Inc.
    2.600%, 12/01/22..................................  15,185  14,476,984
Nationwide Building Society
    2.350%, 01/21/20..................................   1,000   1,001,368
    3.900%, 07/21/25..................................   1,000   1,010,300
NetApp, Inc.
    3.250%, 12/15/22..................................   1,700   1,637,511
Newell Rubbermaid, Inc.
    4.000%, 06/15/22..................................   4,000   4,096,408
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21..................................   1,295   1,394,543
Nisource Finance Corp.
    6.125%, 03/01/22..................................   7,019   8,162,374
    3.850%, 02/15/23..................................   1,100   1,141,249
Noble Energy, Inc.
    4.150%, 12/15/21..................................   9,000   9,304,308
    3.900%, 11/15/24..................................  10,000   9,743,000
Nomura Holdings, Inc.
    6.700%, 03/04/20..................................   7,120   8,361,215
Nordstrom, Inc.
    4.000%, 10/15/21..................................   1,500   1,610,531
Norfolk Southern Corp.
    2.903%, 02/15/23..................................   7,000   6,847,050
Northern Trust Corp.
    3.375%, 08/23/21..................................   4,400   4,614,918
    2.375%, 08/02/22..................................   3,016   2,939,324
Northrop Grumman Corp.
    3.250%, 08/01/23..................................  11,275  11,140,681
Novartis Capital Corp.
    3.400%, 05/06/24..................................   9,500   9,695,595
Nucor Corp.
    4.000%, 08/01/23..................................   3,500   3,537,940
O'Reilly Automotive, Inc.
    3.800%, 09/01/22..................................   1,127   1,153,757
Occidental Petroleum Corp.
    2.700%, 02/15/23..................................   8,650   8,324,224
Ohio Power Co.
    5.375%, 10/01/21..................................   3,606   4,098,688
Omnicom Group, Inc.
    3.650%, 11/01/24..................................   2,000   1,977,554
ONEOK Partners L.P.
    3.375%, 10/01/22..................................   1,898   1,750,146
Ontario, Province of Canada
#   2.450%, 06/29/22..................................   1,700   1,714,277
Oracle Corp.
    2.500%, 10/15/22..................................   3,000   2,900,871

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
    2.950%, 05/15/25.................................. $ 2,600 $ 2,508,184
Orange SA
    4.125%, 09/14/21..................................   2,900   3,082,712
Pacific Gas & Electric Co.
    3.850%, 11/15/23..................................   5,000   5,200,710
    3.750%, 02/15/24..................................  10,160  10,446,542
    3.500%, 06/15/25..................................   6,700   6,726,438
Packaging Corp. of America
#   4.500%, 11/01/23..................................   6,075   6,358,095
Parker-Hannifin Corp.
    3.300%, 11/21/24..................................   9,520   9,648,387
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
    3.050%, 01/09/20..................................   5,318   5,341,261
PepsiCo, Inc.
    4.500%, 01/15/20..................................   1,575   1,726,469
    2.750%, 03/05/22..................................   2,404   2,388,850
    2.750%, 03/01/23..................................   7,000   6,920,893
    3.500%, 07/17/25..................................  10,000  10,159,870
Pernod Ricard SA
    4.450%, 01/15/22..................................  10,000  10,592,080
Perrigo Finance P.L.C.
    3.500%, 12/15/21..................................   6,783   6,772,961
    3.900%, 12/15/24..................................   6,000   5,936,100
Pfizer, Inc.
    3.000%, 06/15/23..................................   3,000   2,989,800
    3.400%, 05/15/24..................................  10,000  10,100,840
Philip Morris International, Inc.
    2.500%, 08/22/22..................................   1,504   1,458,662
    3.250%, 11/10/24..................................   6,180   6,147,697
Phillips 66
    4.300%, 04/01/22..................................  11,250  11,863,721
Pitney Bowes, Inc.
    4.625%, 03/15/24..................................   9,444   9,616,306
Plains All American Pipeline L.P. / PAA Finance Corp.
    5.000%, 02/01/21..................................   1,000   1,079,354
    2.850%, 01/31/23..................................   4,000   3,769,724
    3.850%, 10/15/23..................................   2,273   2,246,658
PNC Bank NA
    3.300%, 10/30/24..................................   5,000   5,000,435
    2.950%, 02/23/25..................................  12,500  12,106,075
PNC Funding Corp.
    4.375%, 08/11/20..................................   1,014   1,107,015
    3.300%, 03/08/22..................................   1,466   1,504,397
PPL Capital Funding, Inc.
    3.400%, 06/01/23..................................   7,590   7,529,348
Praxair, Inc.
    2.200%, 08/15/22..................................   1,250   1,201,888
Precision Castparts Corp.
    2.500%, 01/15/23..................................   8,000   7,731,640
Priceline Group, Inc. (The)
    3.650%, 03/15/25..................................     396     388,349
Principal Financial Group, Inc.
    3.125%, 05/15/23..................................  11,396  11,208,114
Private Export Funding Corp.
    4.300%, 12/15/21..................................   1,407   1,580,085
Progressive Corp. (The)
    3.750%, 08/23/21..................................   6,800   7,288,396
Province of British Columbia, Canada
    6.500%, 01/15/26..................................  12,374  16,368,377
Prudential Financial, Inc.
    5.375%, 06/21/20..................................   4,170   4,701,358
#   3.500%, 05/15/24..................................  15,000  14,924,160
PSEG Power LLC
#   4.300%, 11/15/23..................................   5,620   5,825,692
QUALCOMM, Inc.
    3.450%, 05/20/25..................................  10,000   9,482,100
Quebec, Province of Canada
    2.625%, 02/13/23..................................   7,000   7,100,905
Quest Diagnostics, Inc.
    4.700%, 04/01/21..................................   6,770   7,345,254
    3.500%, 03/30/25..................................     600     570,941
Raytheon Co.
    2.500%, 12/15/22..................................   2,200   2,165,379
Reinsurance Group of America, Inc.
    5.000%, 06/01/21..................................   1,500   1,646,778
    4.700%, 09/15/23..................................   6,000   6,407,262
Republic Services, Inc.
    3.550%, 06/01/22..................................   4,000   4,052,312
Reynolds American, Inc.
    6.875%, 05/01/20..................................   2,000   2,318,696
    3.250%, 11/01/22..................................   8,555   8,320,995
Rio Tinto Finance USA P.L.C.
#   2.875%, 08/21/22..................................   5,000   4,782,525
Rio Tinto Finance USA, Ltd.
    4.125%, 05/20/21..................................   3,800   4,018,884
Rockwell Automation, Inc.
    2.875%, 03/01/25..................................   2,000   1,952,028
Rogers Communications, Inc.
#   3.000%, 03/15/23..................................   2,759   2,657,209
#   4.100%, 10/01/23..................................   1,950   1,987,311
Royal Bank of Scotland P.L.C. (The)
#   6.125%, 01/11/21..................................   2,000   2,323,674
Ryder System, Inc.
    2.500%, 05/11/20..................................   1,000     991,403
Sanofi
    4.000%, 03/29/21..................................   1,950   2,099,766
SCANA Corp.
    6.250%, 04/01/20..................................   1,750   1,966,431
    4.125%, 02/01/22..................................   3,035   3,067,004
Scripps Networks Interactive, Inc.
    3.500%, 06/15/22..................................   4,300   4,252,554
    3.900%, 11/15/24..................................   8,400   8,356,118

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)     VALUE+
                                                       ------- -----------
Sempra Energy
    4.050%, 12/01/23.................................. $ 6,570 $ 6,818,766
    3.550%, 06/15/24..................................  10,200  10,155,406
Shell International Finance BV
    3.400%, 08/12/23..................................  15,000  15,233,640
Sherwin Williams Co.
    3.450%, 08/01/25..................................   7,100   7,143,488
Siemens Financieringsmaatschappij NV
    6.125%, 08/17/26..................................   5,901   7,101,080
Spectra Energy Capital LLC
    3.300%, 03/15/23..................................  10,275   9,495,456
Spectra Energy Partners L.P.
    4.750%, 03/15/24..................................   5,000   5,269,060
St Jude Medical, Inc.
#   3.250%, 04/15/23..................................   5,000   4,940,840
StanCorp Financial Group, Inc.
    5.000%, 08/15/22..................................   5,000   5,284,265
Staples, Inc.
#   4.375%, 01/12/23..................................   2,000   2,023,146
Starwood Hotels & Resorts Worldwide, Inc.
    3.125%, 02/15/23..................................   5,000   4,810,255
State Street Corp.
    4.375%, 03/07/21..................................   1,200   1,321,132
    3.300%, 12/16/24..................................  16,809  16,729,056
Statoil ASA
#   2.450%, 01/17/23..................................  10,000   9,578,700
    2.650%, 01/15/24..................................  10,860  10,423,102
Stryker Corp.
    3.375%, 05/15/24..................................     800     803,633
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23..................................   9,160   9,627,710
Suncor Energy, Inc.
    3.600%, 12/01/24..................................  12,500  12,390,987
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22..................................   2,895   2,954,211
SunTrust Bank
    2.750%, 05/01/23..................................   4,900   4,692,078
Target Corp.
#   2.900%, 01/15/22..................................   5,176   5,263,769
TD Ameritrade Holding Corp.
    2.950%, 04/01/22..................................   6,497   6,487,053
    3.625%, 04/01/25..................................  10,000  10,171,000
Telefonica Emisiones SAU
    4.570%, 04/27/23..................................   5,000   5,295,485
    4.570%, 04/27/23..................................   2,000   2,115,972
Thermo Fisher Scientific, Inc.
    4.500%, 03/01/21..................................   4,000   4,287,228
Thomson Reuters Corp.
#   4.300%, 11/23/23..................................   8,000   8,338,680
    3.850%, 09/29/24..................................   1,035   1,033,510
TIAA Asset Management Finance Co. LLC
    4.125%, 11/01/24..................................   4,000   4,079,264
Time Warner, Inc.
    4.750%, 03/29/21..................................   2,200   2,381,326
    4.000%, 01/15/22..................................   1,800   1,858,081
    3.550%, 06/01/24..................................   7,000   6,823,376
TJX Cos., Inc. (The)
    2.500%, 05/15/23..................................   6,440   6,222,173
Total Capital International SA
    3.750%, 04/10/24..................................  15,000  15,535,680
Toyota Motor Credit Corp.
    3.300%, 01/12/22..................................  10,165  10,515,947
    2.625%, 01/10/23..................................  10,000   9,876,080
TransAlta Corp.
    4.500%, 11/15/22..................................   6,038   5,997,962
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20..................................   2,000   2,108,914
#   2.500%, 08/01/22..................................   5,112   4,828,770
Tyson Foods, Inc.
    4.500%, 06/15/22..................................  12,498  13,276,425
UBS AG
    4.875%, 08/04/20..................................   5,928   6,609,098
Union Pacific Corp.
    2.750%, 04/15/23..................................   1,000     978,502
    3.250%, 01/15/25..................................  14,867  14,851,360
United Technologies Corp.
    7.500%, 09/15/29..................................     960   1,357,214
UnitedHealth Group, Inc.
    2.750%, 02/15/23..................................  13,550  13,066,021
#   3.750%, 07/15/25..................................   5,200   5,306,423
Unum Group
    5.625%, 09/15/20..................................   3,500   3,917,295
#   4.000%, 03/15/24..................................   2,000   2,045,730
US Bancorp
    3.000%, 03/15/22..................................   3,000   3,037,719
Verizon Communications, Inc.
    4.600%, 04/01/21..................................   4,050   4,367,334
#   5.150%, 09/15/23..................................  14,000  15,425,270
Viacom, Inc.
    4.500%, 03/01/21..................................   2,900   3,086,073
    4.250%, 09/01/23..................................   1,000   1,005,934
    3.875%, 04/01/24..................................   5,635   5,462,214
Vodafone Group P.L.C.
    4.375%, 03/16/21..................................   4,500   4,762,670
    2.500%, 09/26/22..................................  12,000  11,098,896
Volkswagen Group of America Finance LLC
    2.400%, 05/22/20..................................   2,000   1,990,794
Wal-Mart Stores, Inc.
    2.550%, 04/11/23..................................   9,000   8,792,586
    3.300%, 04/22/24..................................   7,000   7,126,063

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                   FACE
                                                  AMOUNT
                                                   (000)        VALUE+
                                                 ---------- --------------
Walgreen Co.
      3.100%, 09/15/22.......................... $    7,124 $    6,926,259
Walgreens Boots Alliance, Inc.
      3.300%, 11/18/21..........................      9,500      9,452,965
Walt Disney Co. (The)
      2.550%, 02/15/22..........................      4,000      3,980,968
Waste Management, Inc.
      4.600%, 03/01/21..........................      2,860      3,135,904
Wells Fargo & Co.
      4.600%, 04/01/21..........................      2,100      2,298,836
      3.500%, 03/08/22..........................     13,700     14,145,044
      3.000%, 02/19/25..........................     10,000      9,633,540
Western Gas Partners L.P.
      4.000%, 07/01/22..........................      3,772      3,775,150
Western Union Co. (The)
#     5.253%, 04/01/20..........................      3,568      3,886,540
Whirlpool Corp.
      4.700%, 06/01/22..........................      3,000      3,270,867
Whirpool Corp.
      3.700%, 05/01/25..........................      7,000      6,951,056
Williams Partners L.P.
      4.000%, 11/15/21..........................      3,500      3,507,014
      3.350%, 08/15/22..........................      1,300      1,222,954
Wisconsin Electric Power Co.
      2.950%, 09/15/21..........................      6,675      6,797,046
      3.100%, 06/01/25..........................      5,000      4,996,775
WR Berkley Corp.
      5.375%, 09/15/20..........................        800        884,114
Wyndham Worldwide Corp.
#     3.900%, 03/01/23..........................     11,073     10,953,079
Xerox Corp.
      4.500%, 05/15/21..........................      5,000      5,192,810
#     3.800%, 05/15/24..........................      7,000      6,762,812
Yum! Brands, Inc.
      3.750%, 11/01/21..........................      5,830      5,910,495
      3.875%, 11/01/23..........................      3,195      3,226,474
Zoetis, Inc.
      3.250%, 02/01/23..........................      7,000      6,713,490
                                                            --------------
TOTAL BONDS.....................................             2,911,079,608
                                                            --------------
U.S. TREASURY OBLIGATIONS -- (2.2%)
U.S. Treasury Bonds
#     6.125%, 08/15/29..........................     49,000     70,877,716
                                                            --------------

                                                  SHARES/
                                                   FACE
                                                  AMOUNT
                                                   (000)
                                                 ----------
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund............  9,264,232 $  107,187,165
                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,245,223,983)^^.......................            $3,240,610,194
                                                            ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Agency Obligations..............   --    $  151,465,705   --    $  151,465,705
 Bonds...........................   --     2,911,079,608   --     2,911,079,608
 U.S. Treasury Obligations.......   --        70,877,716   --        70,877,716
 Securities Lending Collateral...   --       107,187,165   --       107,187,165
                                    --    --------------   --    --------------
 TOTAL...........................   --    $3,240,610,194   --    $3,240,610,194
                                    ==    ==============   ==    ==============

                         DFA TARGETED CREDIT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
BONDS -- (99.6%)

AUSTRALIA -- (1.9%)
Commonwealth Bank of Australia
   2.300%, 03/12/20......................................... $  500  $  499,910
Macquarie Group, Ltd.
   6.000%, 01/14/20.........................................    750     845,158
National Australia Bank, Ltd.
   2.625%, 07/23/20.........................................    500     502,929
Origin Energy Finance, Ltd.
   3.500%, 10/09/18.........................................    835     852,113
Westpac Banking Corp.
   2.300%, 05/26/20.........................................    750     749,404
                                                                     ----------
TOTAL AUSTRALIA.............................................          3,449,514
                                                                     ----------
CANADA -- (4.3%)
Canadian Natural Resources, Ltd.
   6.000%, 08/15/16.........................................    750     785,136
Cenovus Energy, Inc.
   5.700%, 10/15/19.........................................    800     888,430
Goldcorp, Inc.
#  2.125%, 03/15/18.........................................    800     790,886
Husky Energy, Inc.
   7.250%, 12/15/19.........................................    925   1,078,171
Petro-Canada
   6.050%, 05/15/18.........................................    750     831,176
Royal Bank of Canada
   2.150%, 03/06/20.........................................  1,000     999,829
Thomson Reuters Corp.
   6.500%, 07/15/18.........................................    500     563,826
Toronto-Dominion Bank (The)
   2.250%, 11/05/19.........................................  1,500   1,509,760
TransCanada PipeLines, Ltd.
   7.125%, 01/15/19.........................................    200     232,051
                                                                     ----------
TOTAL CANADA................................................          7,679,265
                                                                     ----------
FRANCE -- (2.0%)
BNP Paribas SA
   2.450%, 03/17/19.........................................  1,000   1,013,833
BPCE SA
   2.500%, 12/10/18.........................................    250     253,967
   2.250%, 01/27/20.........................................  1,000     996,084
Dexia Credit Local SA
   1.875%, 01/29/20.........................................    500     496,136
Orange SA
   2.750%, 09/14/16.........................................    232     235,859
   5.375%, 07/08/19.........................................    500     557,919
                                                                     ----------
TOTAL FRANCE................................................          3,553,798
                                                                     ----------
GERMANY -- (0.2%)
Deutsche Bank AG
   6.000%, 09/01/17.........................................    280     303,535
                                                                     ----------
IRELAND -- (0.6%)
Iberdrola Finance Ireland, Ltd.
   5.000%, 09/11/19.........................................    974   1,071,019
                                                                     ----------
ITALY -- (0.3%)
Intesa Sanpaolo SpA
   3.875%, 01/15/19.........................................    500     517,896
                                                                     ----------
JAPAN -- (1.6%)
Mizuho Bank, Ltd.
   2.450%, 04/16/19.........................................  1,000   1,008,033
Nomura Holdings, Inc.
   6.700%, 03/04/20.........................................    500     587,164
   6.700%, 03/04/20.........................................    300     352,228
Sumitomo Mitsui Banking Corp.
   2.450%, 01/16/20.........................................  1,000   1,000,327
                                                                     ----------
TOTAL JAPAN.................................................          2,947,752
                                                                     ----------
NETHERLANDS -- (3.3%)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   2.250%, 01/14/20.........................................  1,000     997,520
Deutsche Telekom International Finance BV
   2.250%, 03/06/17.........................................    800     809,899
E.ON International Finance BV
   5.800%, 04/30/18.........................................    800     871,750
Enel Finance International NV
   6.250%, 09/15/17.........................................    500     546,056
Heineken NV
   1.400%, 10/01/17.........................................    800     798,030
LyondellBasell Industries NV
   5.000%, 04/15/19.........................................    750     814,000
Shell International Finance BV
   2.125%, 05/11/20.........................................  1,000     997,268
                                                                     ----------
TOTAL NETHERLANDS...........................................          5,834,523
                                                                     ----------
SPAIN -- (0.6%)
Telefonica Emisiones SAU
   5.134%, 04/27/20.........................................  1,000   1,104,277
                                                                     ----------
SWEDEN -- (0.9%)
Nordea Bank AB
   4.875%, 01/27/20.........................................  1,000   1,112,373
Svenska Handelsbanken AB
   5.125%, 03/30/20.........................................    500     565,780
                                                                     ----------
TOTAL SWEDEN................................................          1,678,153
                                                                     ----------
SWITZERLAND -- (1.1%)
Credit Suisse
   2.300%, 05/28/19.........................................  1,000   1,004,412
UBS AG
   2.375%, 08/14/19.........................................    250     250,569

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
SWITZERLAND -- (Continued)
   2.375%, 08/14/19......................................... $  750  $  751,564
                                                                     ----------
TOTAL SWITZERLAND...........................................          2,006,545
                                                                     ----------
UNITED KINGDOM -- (5.0%)
Abbey National Treasury Services P.L.C.
   2.375%, 03/16/20.........................................    500     501,980
Anglo American Capital P.L.C.
   3.625%, 05/14/20.........................................    500     485,819
Barclays P.L.C.
   2.750%, 11/08/19.........................................  1,000     995,544
BP Capital Markets P.L.C.
   2.315%, 02/13/20.........................................  1,000   1,001,538
British Telecommunications P.L.C.
   1.250%, 02/14/17.........................................    800     799,109
GlaxoSmithKline Capital P.L.C.
   1.500%, 05/08/17.........................................    850     854,797
Lloyds Bank P.L.C.
   1.750%, 03/16/18.........................................  1,000   1,000,435
Nationwide Building Society
   2.350%, 01/21/20.........................................  1,000   1,001,368
Royal Bank of Scotland Group P.L.C.
   6.400%, 10/21/19.........................................    500     560,820
Sky P.L.C.
   2.625%, 09/16/19.........................................    750     749,785
Vodafone Group P.L.C.
   5.625%, 02/27/17.........................................    400     423,314
   1.250%, 09/26/17.........................................    500     493,911
                                                                     ----------
TOTAL UNITED KINGDOM........................................          8,868,420
                                                                     ----------
UNITED STATES -- (77.8%)
Actavis, Inc.
   1.875%, 10/01/17.........................................    750     749,538
Aetna, Inc.
   2.200%, 03/15/19.........................................  1,000     996,473
Airgas, Inc.
   1.650%, 02/15/18.........................................    400     398,224
Altria Group, Inc.
   2.625%, 01/14/20.........................................    800     800,977
Amazon.com, Inc.
   2.600%, 12/05/19.........................................  1,007   1,016,960
American Express Credit Corp.
   2.250%, 08/15/19.........................................  1,000   1,003,102
American Honda Finance Corp.
   1.550%, 12/11/17.........................................  1,150   1,153,122
American International Group, Inc.
   2.300%, 07/16/19.........................................    500     500,721
Ameriprise Financial, Inc.
   5.300%, 03/15/20.........................................     17      19,213
Amgen, Inc.
   2.200%, 05/22/19.........................................  1,000   1,002,094
Amphenol Corp.
   2.550%, 01/30/19.........................................  1,000   1,010,699
Anadarko Petroleum Corp.
   5.950%, 09/15/16.........................................    700     734,411
Anheuser-Busch InBev Finance, Inc.
   2.150%, 02/01/19.........................................    400     402,619
Anheuser-Busch InBev Worldwide, Inc.
   5.375%, 01/15/20.........................................    500     565,904
Anthem, Inc.
   5.875%, 06/15/17.........................................    500     537,955
   2.250%, 08/15/19.........................................    500     495,673
Apache Corp.
   1.750%, 04/15/17.........................................    800     802,364
Associated Banc-Corp
   2.750%, 11/15/19.........................................  1,100   1,103,370
Assurant, Inc.
   2.500%, 03/15/18.........................................    800     809,395
AT&T, Inc.
   1.400%, 12/01/17.........................................  1,150   1,141,685
Autodesk, Inc.
   1.950%, 12/15/17.........................................    500     501,352
AutoZone, Inc.
   1.300%, 01/13/17.........................................    100     100,025
Baker Hughes, Inc.
   7.500%, 11/15/18.........................................    670     781,197
Bank of America Corp.
   2.650%, 04/01/19.........................................    750     760,987
Bank of New York Mellon Corp. (The)
   2.150%, 02/24/20.........................................  1,000     992,609
Baxter International, Inc.
   4.500%, 08/15/19.........................................    250     271,172
Bayer U.S. Finance LLC
   2.375%, 10/08/19.........................................  1,000   1,007,646
BB&T Corp.
   2.450%, 01/15/20.........................................  1,000   1,005,771
Beam Suntory, Inc.
   1.750%, 06/15/18.........................................    800     797,980
Becton Dickinson and Co.
   6.375%, 08/01/19.........................................  1,000   1,144,132
BlackRock, Inc.
   6.250%, 09/15/17.........................................    360     396,791
Boston Scientific Corp.
   6.000%, 01/15/20.........................................    500     562,846
Buckeye Partners L.P.
   2.650%, 11/15/18.........................................    500     498,740
Burlington Northern Santa Fe LLC
   4.700%, 10/01/19.........................................    500     550,419

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
CA, Inc.
   5.375%, 12/01/19......................................... $  700  $  771,250
Capital One Financial Corp.
   6.750%, 09/15/17.........................................    700     770,708
   2.450%, 04/24/19.........................................    300     299,986
CBS Corp.
   5.750%, 04/15/20.........................................    500     564,510
Celgene Corp.
   2.250%, 05/15/19.........................................    800     801,950
CF Industries, Inc.
   6.875%, 05/01/18.........................................    750     840,742
Chevron Corp.
   1.961%, 03/03/20.........................................    500     496,986
Citigroup, Inc.
   2.400%, 02/18/20.........................................    500     496,881
Citizens Bank NA
   2.450%, 12/04/19.........................................    994     989,963
Clorox Co. (The)
   5.950%, 10/15/17.........................................    700     763,297
CMS Energy Corp.
   8.750%, 06/15/19.........................................    586     721,839
CNA Financial Corp.
   6.500%, 08/15/16.........................................    500     526,487
Comcast Corp.
   6.500%, 01/15/17.........................................    150     161,447
ConAgra Foods, Inc.
   1.900%, 01/25/18.........................................    800     796,229
ConocoPhillips
   6.000%, 01/15/20.........................................    260     300,603
ConocoPhillips Co.
   1.500%, 05/15/18.........................................    500     498,627
Costco Wholesale Corp.
   1.700%, 12/15/19.........................................    378     374,659
Crane Co.
   2.750%, 12/15/18.........................................    433     441,580
CSX Corp.
   6.250%, 03/15/18.........................................    700     782,415
CVS Health Corp.
   2.250%, 08/12/19.........................................    800     800,994
Daimler Finance North America LLC
   1.650%, 03/02/18.........................................  1,000     997,130
Devon Energy Corp.
   2.250%, 12/15/18.........................................  1,287   1,289,864
Discovery Communications LLC
   5.625%, 08/15/19.........................................    650     723,881
Dominion Resources, Inc.
   2.500%, 12/01/19.........................................  1,195   1,199,071
DTE Energy Co.
   2.400%, 12/01/19.........................................    700     701,343
Duke Energy Corp.
   5.050%, 09/15/19.........................................    750     832,713
Eastman Chemical Co.
   2.400%, 06/01/17.........................................    500     507,060
eBay, Inc.
   2.200%, 08/01/19.........................................    800     786,942
Ecolab, Inc.
   3.000%, 12/08/16.........................................    456     465,840
Edwards Lifesciences Corp.
   2.875%, 10/15/18.........................................    500     509,345
EI du Pont de Nemours & Co.
   6.000%, 07/15/18.........................................    500     560,100
EMC Corp.
   2.650%, 06/01/20.........................................  1,000   1,009,536
Enbridge Energy Partners L.P.
   5.875%, 12/15/16.........................................    295     310,502
Enterprise Products Operating LLC
   3.200%, 02/01/16.........................................    500     505,230
   5.250%, 01/31/20.........................................    400     441,896
ERAC USA Finance LLC
   2.350%, 10/15/19.........................................    370     369,008
Eversource Energy
   4.500%, 11/15/19.........................................    536     577,491
Exelon Generation Co. LLC
   5.200%, 10/01/19.........................................    500     551,315
   2.950%, 01/15/20.........................................    400     401,999
Express Scripts Holding Co.
   2.650%, 02/15/17.........................................    800     813,240
FedEx Corp.
   2.300%, 02/01/20.........................................    905     899,896
Fifth Third Bancorp
   2.300%, 03/01/19.........................................  1,138   1,138,541
Fiserv, Inc.
   2.700%, 06/01/20.........................................    800     799,990
FMC Technologies, Inc.
   2.000%, 10/01/17.........................................    365     364,389
Ford Motor Credit Co. LLC
   5.000%, 05/15/18.........................................  1,000   1,073,664
GATX Corp.
   3.500%, 07/15/16.........................................    575     586,016
   2.500%, 07/30/19.........................................    500     497,048
General Electric Capital Corp.
   5.500%, 01/08/20.........................................  1,000   1,134,468
Georgia Power Co.
   4.250%, 12/01/19.........................................    700     762,765
Goldman Sachs Group, Inc. (The)
   5.950%, 01/18/18.........................................    260     285,540
   5.375%, 03/15/20.........................................    500     558,214
   6.000%, 06/15/20.........................................    300     343,938
Halliburton Co.
   6.150%, 09/15/19.........................................    300     344,814

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Harley-Davidson Financial Services, Inc.
   2.150%, 02/26/20......................................... $  195  $  193,890
Harris Corp.
   2.700%, 04/27/20.........................................  1,000     984,658
Hartford Financial Services Group, Inc. (The)
   5.500%, 03/30/20.........................................    750     841,598
Hess Corp.
   1.300%, 06/15/17.........................................    800     790,361
Hewlett-Packard Co.
   2.600%, 09/15/17.........................................    750     761,182
Home Depot, Inc. (The)
   2.250%, 09/10/18.........................................    590     602,857
   2.000%, 06/15/19.........................................    600     604,717
HSBC USA, Inc.
   2.350%, 03/05/20.........................................    500     497,236
Huntington National Bank (The)
   2.400%, 04/01/20.........................................  1,000     991,387
Indiana Michigan Power Co.
   7.000%, 03/15/19.........................................  1,000   1,163,373
Intercontinental Exchange, Inc.
   2.500%, 10/15/18.........................................  1,000   1,018,503
Jefferies Group LLC
   5.125%, 04/13/18.........................................    250     264,399
Jersey Central Power & Light Co.
   7.350%, 02/01/19.........................................    607     703,461
JM Smucker Co. (The)
   2.500%, 03/15/20.........................................    800     798,714
Johnson Controls, Inc.
   2.600%, 12/01/16.........................................  1,000   1,018,444
JPMorgan Chase & Co.
   2.250%, 01/23/20.........................................    500     494,224
Kellogg Co.
   3.250%, 05/21/18.........................................    500     518,132
KeyBank NA
   2.500%, 12/15/19.........................................    700     704,714
Kinder Morgan Energy Partners L.P.
   6.000%, 02/01/17.........................................    150     158,991
KLA-Tencor Corp.
   3.375%, 11/01/19.........................................    250     256,122
Kraft Foods Group, Inc.
   2.250%, 06/05/17.........................................  1,227   1,242,850
Kroger Co. (The)
   2.200%, 01/15/17.........................................    375     379,262
   2.300%, 01/15/19.........................................    500     503,143
Laboratory Corp. of America Holdings
   2.625%, 02/01/20.........................................    900     896,189
Lam Research Corp.
   2.750%, 03/15/20.........................................    750     747,345
Legg Mason, Inc.
   2.700%, 07/15/19.........................................    823     824,042
Lincoln National Corp.
   8.750%, 07/01/19.........................................    700     858,226
Manufacturers & Traders Trust Co.
   2.100%, 02/06/20.........................................  1,000     990,982
Marathon Oil Corp.
   6.000%, 10/01/17.........................................    556     605,730
Marriott International, Inc.
   3.000%, 03/01/19.........................................    750     769,321
Marsh & McLennan Cos., Inc.
   2.350%, 03/06/20.........................................    500     499,952
MasterCard, Inc.
   2.000%, 04/01/19.........................................  1,000   1,008,026
Mattel, Inc.
   2.350%, 05/06/19.........................................    800     798,358
Maxim Integrated Products, Inc.
   2.500%, 11/15/18.........................................    800     807,059
McDonald's Corp.
   5.800%, 10/15/17.........................................    210     229,502
   5.350%, 03/01/18.........................................    900     983,712
McKesson Corp.
   1.400%, 03/15/18.........................................    800     791,007
Merck & Co., Inc.
   1.850%, 02/10/20.........................................    500     497,732
MetLife, Inc.
   7.717%, 02/15/19.........................................    750     894,636
Molson Coors Brewing Co.
   2.000%, 05/01/17.........................................    700     706,074
Mondelez International, Inc.
   5.375%, 02/10/20.........................................    700     783,271
Monsanto Co.
   2.125%, 07/15/19.........................................    800     794,564
Morgan Stanley
   7.300%, 05/13/19.........................................    700     823,560
   2.375%, 07/23/19.........................................    300     299,468
MUFG Union Bank NA
   2.625%, 09/26/18.........................................  1,000   1,017,722
Mylan, Inc.
   2.550%, 03/28/19.........................................    360     358,601
NASDAQ OMX Group, Inc. (The)
   5.550%, 01/15/20.........................................    656     728,223
Newell Rubbermaid, Inc.
   2.875%, 12/01/19.........................................    800     810,311
NextEra Energy Capital Holdings, Inc.
   2.400%, 09/15/19.........................................  1,000     999,909
NiSource Finance Corp.
   6.400%, 03/15/18.........................................    750     838,665
Nordstrom, Inc.
   4.750%, 05/01/20.........................................  1,000   1,110,225

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Northrop Grumman Corp.
   1.750%, 06/01/18......................................... $  500  $  497,951
ONEOK Partners L.P.
   2.000%, 10/01/17.........................................    856     849,583
Oracle Corp.
   5.000%, 07/08/19.........................................    700     779,715
PACCAR Financial Corp.
   1.600%, 03/15/17.........................................    185     186,614
Pacific Gas & Electric Co.
   8.250%, 10/15/18.........................................    480     574,422
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
   3.050%, 01/09/20.........................................  1,000   1,004,374
PepsiCo, Inc.
   2.250%, 01/07/19.........................................  1,000   1,014,715
PG&E Corp.
   2.400%, 03/01/19.........................................    500     501,968
Phillips 66
   2.950%, 05/01/17.........................................    400     409,730
Pioneer Natural Resources Co.
   6.875%, 05/01/18.........................................    715     794,556
Plains All American Pipeline L.P. / PAA Finance Corp.
   6.500%, 05/01/18.........................................    800     893,283
PNC Bank NA
   2.400%, 10/18/19.........................................  1,000   1,007,890
Principal Financial Group, Inc.
   8.875%, 05/15/19.........................................    849   1,042,828
Prudential Financial, Inc.
   2.350%, 08/15/19.........................................    700     704,913
PSEG Power LLC
   2.450%, 11/15/18.........................................    785     790,763
Quest Diagnostics, Inc.
   2.700%, 04/01/19.........................................    200     202,491
Regions Financial Corp.
   2.000%, 05/15/18.........................................    500     498,310
Reinsurance Group of America, Inc.
   5.625%, 03/15/17.........................................  1,125   1,192,636
Republic Services, Inc.
   5.500%, 09/15/19.........................................    700     781,779
Reynolds American, Inc.
   6.750%, 06/15/17.........................................    750     817,163
   6.875%, 05/01/20.........................................    500     579,674
Ryder System, Inc.
   2.500%, 05/11/20.........................................    750     743,552
Santander Bank NA
   2.000%, 01/12/18.........................................    500     498,964
SCANA Corp.
   6.250%, 04/01/20.........................................    550     618,021
Scripps Networks Interactive, Inc.
   2.750%, 11/15/19.........................................    975     982,429
Sempra Energy
   9.800%, 02/15/19.........................................    700     876,042
Southwest Airlines Co.
   2.750%, 11/06/19.........................................  1,000   1,014,513
Spectra Energy Capital LLC
   6.200%, 04/15/18.........................................    800     878,266
Starwood Hotels & Resorts Worldwide, Inc.
   6.750%, 05/15/18.........................................    770     860,057
SunTrust Banks, Inc.
   2.500%, 05/01/19.........................................  1,200   1,211,640
Symantec Corp.
   2.750%, 06/15/17.........................................    800     809,218
TD Ameritrade Holding Corp.
   5.600%, 12/01/19.........................................    286     325,681
Thermo Fisher Scientific, Inc.
   2.400%, 02/01/19.........................................    800     801,622
TIAA Asset Management Finance Co. LLC
   2.950%, 11/01/19.........................................  1,050   1,061,358
Time Warner, Inc.
   2.100%, 06/01/19.........................................    105     104,712
Total System Services, Inc.
   2.375%, 06/01/18.........................................  1,100   1,095,946
Tyson Foods, Inc.
   2.650%, 08/15/19.........................................  1,050   1,058,565
Unilever Capital Corp.
   2.200%, 03/06/19.........................................  1,000   1,013,306
Union Pacific Corp.
   1.800%, 02/01/20.........................................    750     738,601
United Technologies Corp.
   4.500%, 04/15/20.........................................    800     880,350
UnitedHealth Group, Inc.
   2.300%, 12/15/19.........................................  1,000   1,000,110
Unum Group
   7.125%, 09/30/16.........................................    486     516,308
Valero Energy Corp.
   6.125%, 06/15/17.........................................    487     526,690
   6.125%, 02/01/20.........................................    500     568,973
Verizon Communications, Inc.
   3.650%, 09/14/18.........................................    300     315,480
   2.550%, 06/17/19.........................................    800     810,770
Viacom, Inc.
   2.750%, 12/15/19.........................................  1,000   1,001,517
Volkswagen Group of America Finance LLC
   2.125%, 05/23/19.........................................  1,000     996,831
Walgreens Boots Alliance, Inc.
   2.700%, 11/18/19.........................................  1,000   1,005,075
Wells Fargo & Co.
   2.150%, 01/30/20.........................................  1,000     994,660

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
UNITED STATES -- (Continued)
Western Gas Partners L.P.
   2.600%, 08/15/18....................................... $   700 $    700,291
Western Union Co. (The)
   5.253%, 04/01/20.......................................   1,000    1,089,277
Wm Wrigley Jr Co.
   2.900%, 10/21/19.......................................   1,000    1,020,868
Wyndham Worldwide Corp.
   2.500%, 03/01/18.......................................     750      750,513
Xerox Corp.
   2.950%, 03/15/17.......................................     800      816,818
Yum! Brands, Inc.
   6.250%, 03/15/18.......................................     309      340,989
                                                                   ------------
TOTAL UNITED STATES.......................................          139,278,109
                                                                   ------------
TOTAL BONDS...............................................          178,292,806
                                                                   ------------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)
                                                           -------
SECURITIES LENDING COLLATERAL -- (0.4%)
(S)@ DFA Short Term Investment Fund.......................  57,215      661,980
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $179,602,124)^^...................................         $178,954,786
                                                                   ============

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Bonds
   Australia.........................   --    $  3,449,514   --    $  3,449,514
   Canada............................   --       7,679,265   --       7,679,265
   France............................   --       3,553,798   --       3,553,798
   Germany...........................   --         303,535   --         303,535
   Ireland...........................   --       1,071,019   --       1,071,019
   Italy.............................   --         517,896   --         517,896
   Japan.............................   --       2,947,752   --       2,947,752
   Netherlands.......................   --       5,834,523   --       5,834,523
   Spain.............................   --       1,104,277   --       1,104,277
   Sweden............................   --       1,678,153   --       1,678,153
   Switzerland.......................   --       2,006,545   --       2,006,545
   United Kingdom....................   --       8,868,420   --       8,868,420
   United States.....................   --     139,278,109   --     139,278,109
Securities Lending Collateral........   --         661,980   --         661,980
                                        --    ------------   --    ------------
TOTAL................................   --    $178,954,786   --    $178,954,786
                                        ==    ============   ==    ============

                        DFA INVESTMENT GRADE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES        VALUE+
                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Intermediate-Term Extended
  Quality Portfolio of DFA Investment Dimensions
  Group Inc......................................... 175,147,875 $1,868,827,830
Investment in DFA Intermediate Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc......................................... 108,935,072  1,378,028,656
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc.. 40,015,652 433,369,507 Investment in DFA Short-Term Government Portfolio
  of DFA Investment Dimensions Group Inc............  14,418,716    154,857,010
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES
     (Cost $3,827,991,123)..........................              3,835,083,003
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,827,991,123)^^........................             $3,835,083,003
                                                                 ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                      LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                   -------------- ------- ------- --------------
Affiliated Investment Companies... $3,835,083,003   --      --    $3,835,083,003
                                   --------------   --      --    --------------
TOTAL............................. $3,835,083,003   --      --    $3,835,083,003
                                   ==============   ==      ==    ==============

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                     FACE
                                                   AMOUNT^^^
                                                     (000)        VALUE+
                                                   ---------- --------------
U.S. TREASURY OBLIGATIONS -- (99.9%)
Treasury Inflation Protected Security
   1.375%, 01/15/20............................... $  154,300 $  179,729,257
   1.250%, 07/15/20...............................    201,600    232,893,988
   1.125%, 01/15/21...............................    229,500    261,862,176
   0.625%, 07/15/21...............................    198,500    214,706,064
   0.125%, 01/15/22...............................    184,000    190,832,436
   0.125%, 07/15/22...............................    148,500    151,835,248
   0.125%, 01/15/23...............................    179,800    181,417,354
   0.375%, 07/15/23...............................    141,000    144,103,236
   0.625%, 01/15/24...............................    171,000    176,673,840
   2.375%, 01/15/25...............................    135,000    199,806,963
   2.000%, 01/15/26...............................    116,800    160,558,843
   2.375%, 01/15/27...............................    108,000    152,671,621
   1.750%, 01/15/28...............................    105,700    136,430,021
   3.625%, 04/15/28...............................    105,500    211,698,225
   2.500%, 01/15/29...............................     75,000    102,745,321
   3.875%, 04/15/29...............................     88,745    182,362,453
   3.375%, 04/15/32...............................     27,000     51,230,416
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS...................             2,931,557,462
                                                              --------------

                                                    SHARES
                                                   ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   State Street Institutional U.S. Government
     Money Market Fund............................  2,939,445      2,939,445
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,890,436,033)^^.........................            $2,934,496,907
                                                              ==============

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ------------------------------------------------
                                        LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                       ---------- -------------- ------- --------------
U.S. Treasury Obligations.............         -- $2,931,557,462   --    $2,931,557,462
Temporary Cash Investments............ $2,939,445             --   --         2,939,445
                                       ---------- --------------   --    --------------
TOTAL................................. $2,939,445 $2,931,557,462   --    $2,934,496,907
                                       ========== ==============   ==    ==============

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (92.0%)
AUSTRALIA -- (3.3%)
Australia & New Zealand Banking Group, Ltd.
   1.250%, 06/13/17........................................ $5,000  $ 5,003,905
   1.875%, 10/06/17........................................    358      362,756
   1.450%, 05/15/18........................................    358      355,610
BHP Billiton Finance USA, Ltd.
   1.875%, 11/21/16........................................  1,300    1,311,864
   1.625%, 02/24/17........................................    824      830,304
Commonwealth Bank of Australia
   1.125%, 03/13/17........................................  4,000    4,001,556
   1.900%, 09/18/17........................................    787      795,954
   2.500%, 09/20/18........................................    916      936,360
   2.250%, 03/13/19........................................  5,000    5,040,815
National Australia Bank, Ltd.
   1.300%, 07/25/16........................................    250      251,373
   2.250%, 07/01/19........................................  3,500    3,512,359
Westpac Banking Corp.
   1.200%, 05/19/17........................................  2,800    2,803,346
   2.000%, 08/14/17........................................    501      508,157
                                                                    -----------
TOTAL AUSTRALIA............................................          25,714,359
                                                                    -----------
AUSTRIA -- (0.2%)
Austria Government International Bond
   1.750%, 06/17/16........................................    215      217,419
Oesterreichische Kontrollbank AG
   2.000%, 06/03/16........................................    272      275,374
   1.125%, 05/29/18........................................  1,431    1,428,582
                                                                    -----------
TOTAL AUSTRIA..............................................           1,921,375
                                                                    -----------
CANADA -- (5.9%)
Bank of Montreal
   2.375%, 01/25/19........................................     24       24,301
British Columbia, Province of Canada
   2.100%, 05/18/16........................................    358      362,506
   1.200%, 04/25/17........................................    715      720,619
Canada Government International Bond
   0.875%, 02/14/17........................................    715      717,202
Canadian National Railway Co.
   1.450%, 12/15/16........................................  2,036    2,048,601
Canadian Natural Resources, Ltd.
   5.700%, 05/15/17........................................    588      626,653
Cenovus Energy, Inc.
   5.700%, 10/15/19........................................  2,000    2,221,076
Encana Corp.
   6.500%, 05/15/19........................................  1,300    1,460,683
Export Development Canada
   1.250%, 10/26/16........................................    785      791,664
Goldcorp, Inc.
   2.125%, 03/15/18........................................  2,000    1,977,214
Ontario, Province of Canada
   4.950%, 11/28/16........................................    715      754,335
   1.200%, 02/14/18........................................  2,831    2,833,656
   2.000%, 01/30/19........................................  5,000    5,072,325
Petro-Canada
   6.050%, 05/15/18........................................    429      475,432
Potash Corp. of Saskatchewan, Inc.
   3.750%, 09/30/15........................................  1,315    1,320,261
   3.250%, 12/01/17........................................    123      126,945
Royal Bank of Canada
   2.300%, 07/20/16........................................    393      398,738
   1.500%, 01/16/18........................................  7,000    6,994,505
   2.200%, 07/27/18........................................  4,000    4,054,856
   2.150%, 03/15/19........................................  1,700    1,714,635
Suncor Energy, Inc.
   6.100%, 06/01/18........................................    707      787,258
Teck Resources, Ltd.
   2.500%, 02/01/18........................................    925      848,061
Thomson Reuters Corp.
   1.300%, 02/23/17........................................  1,300    1,298,111
Toronto-Dominion Bank (The)
   2.375%, 10/19/16........................................    215      218,790
   2.625%, 09/10/18........................................    715      733,624
   2.125%, 07/02/19........................................  7,600    7,653,413
                                                                    -----------
TOTAL CANADA...............................................          46,235,464
                                                                    -----------
DENMARK -- (0.1%)
Kommunekredit
   1.125%, 03/15/18........................................    715      715,071
                                                                    -----------
FINLAND -- (0.9%)
Municipality Finance P.L.C.
   2.375%, 05/16/16........................................  1,432    1,452,950
   1.125%, 04/17/18........................................  5,789    5,784,988
                                                                    -----------
TOTAL FINLAND..............................................           7,237,938
                                                                    -----------
FRANCE -- (2.6%)
BNP Paribas SA
   1.250%, 12/12/16........................................  1,431    1,433,181
   2.375%, 09/14/17........................................    252      256,165
   2.375%, 05/21/20........................................  3,000    2,992,815
BPCE SA
   2.500%, 12/10/18........................................  2,200    2,234,910
   2.500%, 07/15/19........................................  2,000    2,020,308
Orange SA
   2.125%, 09/16/15........................................    465      465,604
   2.750%, 09/14/16........................................     --           --
Sanofi
   1.250%, 04/10/18........................................    744      740,958

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
FRANCE -- (Continued)
Societe Generale SA
   2.750%, 10/12/17........................................ $1,772  $ 1,812,970
Total Capital International SA
   2.125%, 01/10/19........................................    781      788,569
   2.100%, 06/19/19........................................  7,000    7,051,597
Total Capital SA
   3.125%, 10/02/15........................................    358      359,530
                                                                    -----------
TOTAL FRANCE...............................................          20,156,607
                                                                    -----------
GERMANY -- (1.8%)
Deutsche Bank AG
   3.250%, 01/11/16........................................    500      505,146
   6.000%, 09/01/17........................................    862      934,453
   2.500%, 02/13/19........................................    777      782,741
FMS Wertmanagement AoeR
   1.000%, 11/21/17........................................  8,789    8,786,249
KFW
   2.000%, 06/01/16........................................     72       72,936
   4.875%, 01/17/17........................................    358      379,612
   1.250%, 02/15/17........................................  1,002    1,010,153
   0.875%, 09/05/17........................................    358      357,662
Landeskreditbank Baden-Wuerttemberg Foerderbank
   2.250%, 07/15/16........................................    558      566,905
Landwirtschaftliche Rentenbank
   0.875%, 09/12/17........................................    901      900,138
                                                                    -----------
TOTAL GERMANY..............................................          14,295,995
                                                                    -----------
ITALY -- (0.3%)
Intesa Sanpaolo SpA
   3.875%, 01/16/18........................................  2,000    2,065,822
                                                                    -----------
JAPAN -- (3.0%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
   2.300%, 03/05/20........................................  3,900    3,881,974
Development Bank of Japan, Inc.
   1.875%, 10/03/18........................................    594      601,719
Japan Bank for International Cooperation
   2.250%, 07/13/16........................................    358      363,569
   1.750%, 07/31/18........................................    358      361,841
Japan Finance Organization for Municipalities
   1.375%, 02/05/18........................................  5,000    4,990,900
Mizuho Bank, Ltd.
   1.550%, 10/17/17........................................  5,760    5,734,938
Nippon Telegraph & Telephone Corp.
   1.400%, 07/18/17........................................    102      102,113
Nomura Holdings, Inc.
   2.000%, 09/13/16........................................  1,528    1,538,120
   2.750%, 03/19/19........................................  1,500    1,522,413
Sumitomo Mitsui Banking Corp.
   2.450%, 01/10/19........................................  2,673    2,698,300
   2.450%, 01/16/20........................................  2,000    2,000,654
                                                                    -----------
TOTAL JAPAN................................................          23,796,541
                                                                    -----------
NETHERLANDS -- (3.6%)
Bank Nederlandse Gemeenten NV
   1.375%, 09/27/17........................................  1,002    1,009,591
   1.375%, 03/19/18........................................  1,790    1,799,897
   1.875%, 06/11/19........................................  5,000    5,066,780
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   2.125%, 10/13/15........................................  1,178    1,181,460
   1.700%, 03/19/18........................................  5,000    5,005,940
   2.250%, 01/14/19........................................  3,356    3,381,294
Deutsche Telekom International Finance BV
   6.000%, 07/08/19........................................    934    1,065,956
Koninklijke Philips NV
   5.750%, 03/11/18........................................  1,164    1,268,287
LyondellBasell Industries NV
   5.000%, 04/15/19........................................  1,650    1,790,799
Nederlandse Waterschapsbank NV
   2.125%, 06/16/16........................................    429      434,861
Shell International Finance BV
   1.125%, 08/21/17........................................    358      357,744
   2.000%, 11/15/18........................................  5,709    5,767,866
                                                                    -----------
TOTAL NETHERLANDS..........................................          28,130,475
                                                                    -----------
NORWAY -- (0.5%)
Kommunalbanken A.S.
   2.375%, 01/19/16........................................    108      108,967
   1.000%, 09/26/17........................................    286      285,988
   1.000%, 03/15/18........................................  2,146    2,138,761
Statoil ASA
   1.200%, 01/17/18........................................    168      167,155
   1.150%, 05/15/18........................................    236      233,387
   1.950%, 11/08/18........................................    715      720,058
                                                                    -----------
TOTAL NORWAY...............................................           3,654,316
                                                                    -----------
SPAIN -- (0.6%)
Telefonica Emisiones SAU
   5.134%, 04/27/20........................................  4,250    4,693,177
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.6%)
African Development Bank
   1.125%, 03/15/17........................................    501      504,053
Asian Development Bank
   1.125%, 03/15/17........................................    358      360,239
   1.750%, 09/11/18........................................    639      650,011

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
   1.875%, 04/12/19........................................ $5,000  $ 5,088,450
EUROFIMA
   5.250%, 04/07/16........................................    358      369,316
European Bank for Reconstruction & Development
   1.750%, 06/14/19........................................  5,000    5,052,970
European Investment Bank
   4.875%, 01/17/17........................................    358      379,612
#  1.625%, 06/15/17........................................  5,286    5,363,033
   1.125%, 09/15/17........................................    215      215,857
Inter-American Development Bank
   1.125%, 03/15/17........................................     59       59,414
   0.875%, 03/15/18........................................    715      712,623
International Bank for Reconstruction & Development
   1.000%, 09/15/16........................................    143      143,811
   0.875%, 04/17/17........................................    859      860,918
International Finance Corp.
   0.875%, 06/15/18........................................    215      213,851
Nordic Investment Bank
   0.750%, 01/17/18........................................    787      782,585
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          20,756,743
                                                                    -----------
SWEDEN -- (0.5%)
Kommuninvest I Sverige AB
   1.000%, 10/24/17........................................  1,776    1,776,360
Svensk Exportkredit AB
   2.125%, 07/13/16........................................    715      725,596
Svenska Handelsbanken AB
   2.875%, 04/04/17........................................    700      719,481
   2.500%, 01/25/19........................................    358      365,523
                                                                    -----------
TOTAL SWEDEN...............................................           3,586,960
                                                                    -----------
SWITZERLAND -- (0.9%)
Credit Suisse
   2.300%, 05/28/19........................................    625      627,758
Credit Suisse New York
   1.375%, 05/26/17........................................  2,000    1,999,386
UBS AG
   1.375%, 08/14/17........................................  2,000    1,992,864
   5.875%, 12/20/17........................................    372      407,882
   5.750%, 04/25/18........................................  1,000    1,103,596
   2.375%, 08/14/19........................................    667      668,517
                                                                    -----------
TOTAL SWITZERLAND..........................................           6,800,003
                                                                    -----------
UNITED KINGDOM -- (3.1%)
Abbey National Treasury Services P.L.C.
   2.375%, 03/16/20........................................  4,600    4,618,216
Barclays Bank P.L.C.
   2.500%, 02/20/19........................................  2,600    2,630,937
Barclays P.L.C.
   2.750%, 11/08/19........................................  2,000    1,991,088
BP Capital Markets P.L.C.
   3.125%, 10/01/15........................................    408      409,609
   2.248%, 11/01/16........................................  1,651    1,672,065
   1.846%, 05/05/17........................................    250      252,440
British Telecommunications P.L.C.
   1.250%, 02/14/17........................................    272      271,697
Diageo Capital P.L.C.
   1.500%, 05/11/17........................................    890      891,200
GlaxoSmithKline Capital P.L.C.
   1.500%, 05/08/17........................................  1,498    1,506,455
Lloyds Bank P.L.C.
   4.200%, 03/28/17........................................    780      816,604
Nationwide Building Society
   2.350%, 01/21/20........................................  4,000    4,005,472
Network Rail Infrastructure Finance P.L.C.
   1.250%, 08/31/16........................................    329      331,441
Royal Bank of Scotland Group P.L.C.
   2.550%, 09/18/15........................................  1,288    1,290,178
Vodafone Group P.L.C.
   5.625%, 02/27/17........................................  2,358    2,495,436
   1.250%, 09/26/17........................................  1,500    1,481,735
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          24,664,573
                                                                    -----------
UNITED STATES -- (62.1%)
3M Co.
   1.000%, 06/26/17........................................    501      500,792
ABB Finance USA, Inc.
   1.625%, 05/08/17........................................    189      190,074
AbbVie, Inc.
   1.200%, 11/06/15........................................    358      358,429
   2.500%, 05/14/20........................................  3,000    2,982,234
ACE INA Holdings, Inc.
   2.600%, 11/23/15........................................  1,216    1,222,600
Actavis, Inc.
   1.875%, 10/01/17........................................  1,276    1,275,214
Aetna, Inc.
   2.200%, 03/15/19........................................  3,340    3,328,220
Aflac, Inc.
   3.450%, 08/15/15........................................    134      134,107
   2.650%, 02/15/17........................................  1,515    1,545,385
Agilent Technologies, Inc.
   6.500%, 11/01/17........................................    153      168,325
Air Products & Chemicals, Inc.
   2.000%, 08/02/16........................................    919      930,102

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Airgas, Inc.
   2.375%, 02/15/20........................................ $ 4,000 $ 3,933,944
Allergan, Inc.
   5.750%, 04/01/16........................................      40      41,189
Altria Group, Inc.
   4.125%, 09/11/15........................................     610     612,162
Amazon.com, Inc.
   0.650%, 11/27/15........................................     382     382,120
   2.600%, 12/05/19........................................   2,700   2,726,706
American Express Credit Corp.
   2.800%, 09/19/16........................................   1,481   1,510,867
   2.125%, 03/18/19........................................   2,000   2,009,932
American Honda Finance Corp.
   2.125%, 10/10/18........................................   2,196   2,225,747
American International Group, Inc.
   2.300%, 07/16/19........................................   2,062   2,064,973
Ameriprise Financial, Inc.
   5.650%, 11/15/15........................................      72      73,020
   5.300%, 03/15/20........................................   1,000   1,130,148
Amgen, Inc.
   2.125%, 05/15/17........................................   1,000   1,012,698
   2.200%, 05/22/19........................................   4,311   4,320,027
Amphenol Corp.
   2.550%, 01/30/19........................................   3,800   3,840,656
Anadarko Petroleum Corp.
   5.950%, 09/15/16........................................   1,355   1,421,610
Anheuser-Busch Cos., LLC
   5.050%, 10/15/16........................................     379     397,583
Anheuser-Busch InBev Worldwide, Inc.
   1.375%, 07/15/17........................................   1,717   1,724,785
   5.375%, 01/15/20........................................   1,210   1,369,489
Anthem, Inc.
   1.250%, 09/10/15........................................   2,000   2,000,792
   5.875%, 06/15/17........................................     117     125,881
   1.875%, 01/15/18........................................   3,000   2,988,045
Apache Corp.
   5.625%, 01/15/17........................................     527     557,380
   1.750%, 04/15/17........................................   2,358   2,364,968
Apple, Inc.
   1.000%, 05/03/18........................................  10,572  10,464,863
   2.100%, 05/06/19........................................   4,000   4,048,444
Applied Materials, Inc.
   2.650%, 06/15/16........................................     297     301,433
Assurant, Inc.
   2.500%, 03/15/18........................................     715     723,397
AT&T, Inc.
   2.500%, 08/15/15........................................     810     810,366
   2.400%, 08/15/16........................................     465     471,036
   1.600%, 02/15/17........................................     358     359,026
   5.800%, 02/15/19........................................   3,000   3,355,947
Autodesk, Inc.
   1.950%, 12/15/17........................................      75      75,203
AutoZone, Inc.
   6.950%, 06/15/16........................................      54      56,769
   1.300%, 01/13/17........................................   1,035   1,035,261
Avnet, Inc.
   6.000%, 09/01/15........................................     143     143,513
Baker Hughes, Inc.
   7.500%, 11/15/18........................................      66      76,954
Bank of America Corp.
   3.750%, 07/12/16........................................     715     731,967
   2.000%, 01/11/18........................................     415     416,405
   2.600%, 01/15/19........................................   2,000   2,024,800
Bank of New York Mellon Corp. (The)
   2.100%, 01/15/19........................................   1,000   1,001,550
   2.200%, 05/15/19........................................   1,500   1,512,230
   2.150%, 02/24/20........................................   1,200   1,191,131
Baxter International, Inc.
   1.850%, 06/15/18........................................   4,400   4,383,487
Bayer U.S. Finance LLC
   2.375%, 10/08/19........................................   2,500   2,519,115
BB&T Corp.
   2.150%, 03/22/17........................................     411     416,946
   1.450%, 01/12/18........................................     141     140,578
   6.850%, 04/30/19........................................   2,000   2,341,204
Beam Suntory, Inc.
   1.750%, 06/15/18........................................   1,431   1,427,387
Becton Dickinson and Co.
   1.750%, 11/08/16........................................   1,882   1,892,411
   1.450%, 05/15/17........................................   1,650   1,644,888
Berkshire Hathaway Finance Corp.
   1.600%, 05/15/17........................................      72      72,739
   1.300%, 05/15/18........................................   7,264   7,264,857
Berkshire Hathaway, Inc.
   2.200%, 08/15/16........................................     358     363,215
   1.900%, 01/31/17........................................     358     363,874
Boeing Capital Corp.
   2.900%, 08/15/18........................................     546     571,959
Boston Scientific Corp.
   2.650%, 10/01/18........................................   2,000   2,028,762
   6.000%, 01/15/20........................................     500     562,847
Branch Banking & Trust Co.
   2.300%, 10/15/18........................................   1,073   1,087,269
Bristol-Myers Squibb Co.
   1.750%, 03/01/19........................................   1,500   1,501,442
Broadcom Corp.
   2.700%, 11/01/18........................................   2,000   2,015,098
Brown-Forman Corp.
   1.000%, 01/15/18........................................     495     488,664

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
UNITED STATES -- (Continued)
Buckeye Partners L.P.
   6.050%, 01/15/18........................................ $1,310  $1,420,256
   2.650%, 11/15/18........................................    261     260,342
Campbell Soup Co.
   3.050%, 07/15/17........................................  1,500   1,546,866
Capital One Bank USA NA
   2.300%, 06/05/19........................................  2,000   1,983,074
Capital One Financial Corp.
   2.450%, 04/24/19........................................    900     899,959
Cardinal Health, Inc.
   1.700%, 03/15/18........................................  1,919   1,916,970
Caterpillar Financial Services Corp.
   2.650%, 04/01/16........................................    572     580,062
   1.000%, 11/25/16........................................    715     717,575
   2.450%, 09/06/18........................................    545     557,431
CBS Corp.
   1.950%, 07/01/17........................................    621     624,682
   2.300%, 08/15/19........................................  2,000   1,984,212
Celgene Corp.
   2.450%, 10/15/15........................................    297     297,903
   2.250%, 05/15/19........................................  2,000   2,004,874
CenterPoint Energy Resources Corp.
   6.125%, 11/01/17........................................     39      42,926
CF Industries, Inc.
   6.875%, 05/01/18........................................  2,413   2,704,946
Charles Schwab Corp. (The)
   2.200%, 07/25/18........................................    372     377,166
Chevron Corp.
   1.104%, 12/05/17........................................    383     381,082
   1.718%, 06/24/18........................................  1,907   1,918,358
Citigroup, Inc.
   4.450%, 01/10/17........................................    501     521,979
   6.000%, 08/15/17........................................    501     542,728
   2.500%, 09/26/18........................................    501     507,315
   2.400%, 02/18/20........................................  3,000   2,981,283
Clorox Co. (The)
   5.950%, 10/15/17........................................  1,800   1,962,763
CNA Financial Corp.
   6.500%, 08/15/16........................................  2,000   2,105,948
Coca-Cola Co. (The)
   1.150%, 04/01/18........................................  5,000   4,982,090
   1.650%, 11/01/18........................................  4,543   4,567,578
Colgate-Palmolive Co.
   1.500%, 11/01/18........................................  5,393   5,429,559
Comcast Corp.
   6.500%, 01/15/17........................................  1,122   1,207,624
   6.300%, 11/15/17........................................    286     316,910
   5.700%, 05/15/18........................................    501     556,644
Comerica, Inc.
   3.000%, 09/16/15........................................    143     143,388
   2.125%, 05/23/19........................................  1,450   1,446,529
Computer Sciences Corp.
   6.500%, 03/15/18........................................    669     739,604
ConAgra Foods, Inc.
   1.900%, 01/25/18........................................  2,171   2,160,766
ConocoPhillips Co.
   1.050%, 12/15/17........................................  1,334   1,323,431
Costco Wholesale Corp.
   1.125%, 12/15/17........................................  1,216   1,211,152
   1.750%, 02/15/20........................................  1,775   1,761,054
CR Bard, Inc.
   1.375%, 01/15/18........................................    277     273,049
Crane Co.
   2.750%, 12/15/18........................................    608     620,048
CVS Health Corp.
   5.750%, 06/01/17........................................     22      23,702
   2.250%, 08/12/19........................................  2,500   2,503,105
Daimler Finance North America LLC
   1.450%, 08/01/16........................................  1,500   1,505,799
Dollar General Corp.
   1.875%, 04/15/18........................................    921     915,338
Dominion Resources, Inc.
   1.950%, 08/15/16........................................  1,073   1,081,835
   2.500%, 12/01/19........................................  3,500   3,511,925
Dover Corp.
   4.875%, 10/15/15........................................    429     432,696
Dow Chemical Co. (The)
   2.500%, 02/15/16........................................  1,297   1,306,901
Dr. Pepper Snapple Group, Inc.
   2.900%, 01/15/16........................................    861     868,856
DTE Energy Co.
   2.400%, 12/01/19........................................  4,000   4,007,672
Duke Energy Corp.
   1.625%, 08/15/17........................................    794     796,767
   2.100%, 06/15/18........................................  1,300   1,314,915
Eastman Chemical Co.
   3.000%, 12/15/15........................................    317     319,391
   2.400%, 06/01/17........................................    608     616,585
eBay, Inc.
   1.625%, 10/15/15........................................    165     165,264
   1.350%, 07/15/17........................................    123     121,754
   2.200%, 08/01/19........................................  4,346   4,275,060
Ecolab, Inc.
   1.000%, 08/09/15........................................    715     714,905
   3.000%, 12/08/16........................................  2,000   2,043,158
Edwards Lifesciences Corp.
   2.875%, 10/15/18........................................  1,000   1,018,690
EI du Pont de Nemours & Co.
   6.000%, 07/15/18........................................    708     793,102
EMC Corp.
   1.875%, 06/01/18........................................  1,767   1,768,645

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
UNITED STATES -- (Continued)
Enbridge Energy Partners L.P.
   5.875%, 12/15/16........................................ $   72  $   75,784
Enterprise Products Operating LLC
   1.250%, 08/13/15........................................    215     215,018
   6.650%, 04/15/18........................................  2,000   2,254,478
EOG Resources, Inc.
   2.500%, 02/01/16........................................    182     183,529
   5.875%, 09/15/17........................................    705     773,304
Eversource Energy
   1.450%, 05/01/18........................................  1,235   1,222,029
Exelon Generation Co. LLC
   2.950%, 01/15/20........................................  2,600   2,612,992
Express Scripts Holding Co.
   3.125%, 05/15/16........................................  1,930   1,959,292
   2.250%, 06/15/19........................................  2,000   1,984,902
Exxon Mobil Corp.
   0.921%, 03/15/17........................................  5,000   5,002,140
   1.819%, 03/15/19........................................  5,472   5,506,928
Fifth Third Bancorp
   3.625%, 01/25/16........................................  1,051   1,064,693
Fifth Third Bank
   1.450%, 02/28/18........................................  3,000   2,974,875
FMC Technologies, Inc.
   2.000%, 10/01/17........................................  1,120   1,118,124
Ford Motor Credit Co. LLC
   5.000%, 05/15/18........................................  1,524   1,636,264
   2.375%, 03/12/19........................................  1,300   1,290,649
Freeport-McMoRan, Inc.
   2.150%, 03/01/17........................................    299     289,656
GATX Corp.
   1.250%, 03/04/17........................................  1,500   1,495,383
   2.500%, 07/30/19........................................    200     198,819
General Dynamics Corp.
   1.000%, 11/15/17........................................    551     547,879
General Electric Capital Corp.
   2.250%, 11/09/15........................................    143     143,658
   2.950%, 05/09/16........................................    286     290,926
   1.600%, 11/20/17........................................  3,000   3,020,370
Georgia Power Co.
   5.250%, 12/15/15........................................    217     220,006
   4.250%, 12/01/19........................................  2,130   2,320,986
Goldman Sachs Group, Inc. (The)
   3.625%, 02/07/16........................................  1,073   1,087,846
   6.250%, 09/01/17........................................  2,381   2,601,547
Halliburton Co.
   1.000%, 08/01/16........................................    651     650,296
   2.000%, 08/01/18........................................  3,970   3,992,887
Harris Corp.
   2.700%, 04/27/20........................................  3,000   2,953,974
Hershey Co. (The)
   4.850%, 08/15/15........................................     36      36,048
   1.500%, 11/01/16........................................    358     361,072
Hewlett-Packard Co.
   2.200%, 12/01/15........................................  1,379   1,384,843
   2.600%, 09/15/17........................................     72      73,074
   5.500%, 03/01/18........................................    358     390,998
   2.750%, 01/14/19........................................  1,240   1,255,160
Home Depot, Inc. (The)
   5.400%, 03/01/16........................................     64      65,764
   2.250%, 09/10/18........................................  2,000   2,043,584
   2.000%, 06/15/19........................................  3,200   3,225,158
HSBC USA, Inc.
   1.625%, 01/16/18........................................  1,130   1,128,428
   2.375%, 11/13/19........................................  3,281   3,285,459
Humana, Inc.
   2.625%, 10/01/19........................................  3,000   3,019,149
Huntington Bancshares, Inc.
   2.600%, 08/02/18........................................  1,043   1,056,601
Huntington National Bank (The)
   2.400%, 04/01/20........................................  2,600   2,577,606
Indiana Michigan Power Co.
   7.000%, 03/15/19........................................  2,000   2,326,746
International Business Machines Corp.
   1.250%, 02/08/18........................................    100      99,748
   1.950%, 02/12/19........................................    537     540,498
Intuit, Inc.
   5.750%, 03/15/17........................................  1,300   1,379,908
Jefferies Group LLC
   5.125%, 04/13/18........................................    134     141,718
JM Smucker Co. (The)
   2.500%, 03/15/20........................................  3,320   3,314,661
John Deere Capital Corp.
   2.000%, 01/13/17........................................    472     479,115
   1.200%, 10/10/17........................................  1,074   1,074,194
   2.050%, 03/10/20........................................  2,000   1,990,626
Johnson Controls, Inc.
   5.500%, 01/15/16........................................    450     459,878
   2.600%, 12/01/16........................................    401     408,396
JPMorgan Chase & Co.
   3.150%, 07/05/16........................................    859     875,239
   2.000%, 08/15/17........................................    125     126,075
   2.350%, 01/28/19........................................  3,000   3,021,183
Kellogg Co.
   1.875%, 11/17/16........................................    371     373,905
   1.750%, 05/17/17........................................    314     315,086
KeyBank NA
   1.100%, 11/25/16........................................    859     858,694
   1.650%, 02/01/18........................................  2,000   2,002,650
KeyCorp
   3.750%, 08/13/15........................................  1,275   1,275,821

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
UNITED STATES -- (Continued)
Kimberly-Clark Corp.
   1.900%, 05/22/19........................................ $2,000  $2,002,376
Kinder Morgan Energy Partners L.P.
   3.500%, 03/01/16........................................    787     796,790
KLA-Tencor Corp.
   3.375%, 11/01/19........................................  1,800   1,844,080
Kroger Co. (The)
   1.200%, 10/17/16........................................    480     479,575
   6.400%, 08/15/17........................................  1,170   1,279,779
Laboratory Corp. of America Holdings
   2.200%, 08/23/17........................................  1,633   1,645,866
Lam Research Corp.
   2.750%, 03/15/20........................................  2,800   2,790,088
Legg Mason, Inc.
   2.700%, 07/15/19........................................  3,000   3,003,798
Lockheed Martin Corp.
   2.125%, 09/15/16........................................     95      96,176
Loews Corp.
   5.250%, 03/15/16........................................    143     146,913
Lowe's Cos., Inc.
   5.000%, 10/15/15........................................    715     721,395
Manufacturers & Traders Trust Co.
   2.100%, 02/06/20........................................  4,225   4,186,899
Marathon Oil Corp.
   0.900%, 11/01/15........................................  1,274   1,273,275
Marriott International, Inc.
   3.000%, 03/01/19........................................  2,960   3,036,256
Marsh & McLennan Cos., Inc.
   2.300%, 04/01/17........................................    650     659,550
   2.350%, 03/06/20........................................  2,000   1,999,806
MasterCard, Inc.
   2.000%, 04/01/19........................................  4,050   4,082,505
Mattel, Inc.
   2.350%, 05/06/19........................................  5,000   4,989,740
Maxim Integrated Products, Inc.
   2.500%, 11/15/18........................................  2,000   2,017,648
McDonald's Corp.
   5.350%, 03/01/18........................................    286     312,602
   5.000%, 02/01/19........................................  4,506   4,963,832
McKesson Corp.
   1.400%, 03/15/18........................................  2,740   2,709,200
Medtronic, Inc.
   4.450%, 03/15/20........................................  2,525   2,762,504
Molson Coors Brewing Co.
   2.000%, 05/01/17........................................  2,429   2,450,076
Mondelez International, Inc.
   2.250%, 02/01/19........................................  3,000   3,015,168
Monsanto Co.
   1.850%, 11/15/18........................................  2,155   2,161,599
Morgan Stanley
   3.800%, 04/29/16........................................    100     102,150
   4.750%, 03/22/17........................................  1,829   1,927,119
   2.375%, 07/23/19........................................  3,000   2,994,684
MUFG Union Bank NA
   3.000%, 06/06/16........................................  1,996   2,030,261
Mylan, Inc.
   2.550%, 03/28/19........................................  1,097   1,092,736
NASDAQ OMX Group, Inc. (The)
   5.550%, 01/15/20........................................  2,484   2,757,478
NetApp, Inc.
   2.000%, 12/15/17........................................    715     716,963
Newell Rubbermaid, Inc.
   6.250%, 04/15/18........................................    930   1,030,286
NextEra Energy Capital Holdings, Inc.
   2.600%, 09/01/15........................................  1,073   1,074,436
   2.400%, 09/15/19........................................  1,950   1,949,823
NiSource Finance Corp.
   6.400%, 03/15/18........................................     86      96,167
Nordstrom, Inc.
   6.250%, 01/15/18........................................  3,094   3,430,779
Northrop Grumman Corp.
   1.750%, 06/01/18........................................  2,095   2,086,415
Nucor Corp.
   5.750%, 12/01/17........................................  4,612   5,023,045
NYSE Euronext
   2.000%, 10/05/17........................................  1,350   1,364,325
Occidental Petroleum Corp.
   2.500%, 02/01/16........................................    384     387,621
   1.750%, 02/15/17........................................    705     710,646
Ohio Power Co.
   6.000%, 06/01/16........................................    143     148,891
Omnicom Group, Inc.
   5.900%, 04/15/16........................................    707     728,747
ONEOK Partners L.P.
   6.150%, 10/01/16........................................    836     874,012
Oracle Corp.
   5.250%, 01/15/16........................................    286     292,145
   1.200%, 10/15/17........................................  1,665   1,662,719
PACCAR Financial Corp.
   1.600%, 03/15/17........................................     33      33,288
PepsiCo, Inc.
   5.000%, 06/01/18........................................    670     733,802
   2.250%, 01/07/19........................................  1,000   1,014,715
Pfizer, Inc.
   1.500%, 06/15/18........................................  1,252   1,254,689
PG&E Corp.
   2.400%, 03/01/19........................................  2,074   2,082,161
Philip Morris International, Inc.
   2.500%, 05/16/16........................................  1,000   1,014,906

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
UNITED STATES -- (Continued)
Pioneer Natural Resources Co.
   6.875%, 05/01/18........................................ $2,000  $2,222,534
Plains All American Pipeline L.P. / PAA Finance Corp.
   6.500%, 05/01/18........................................    900   1,004,944
PNC Bank NA
   2.400%, 10/18/19........................................  4,000   4,031,560
PNC Funding Corp.
   2.700%, 09/19/16........................................  1,000   1,016,459
PPG Industries, Inc.
   1.900%, 01/15/16........................................    275     276,618
Praxair, Inc.
#  1.250%, 11/07/18........................................    888     876,768
Precision Castparts Corp.
   0.700%, 12/20/15........................................  2,000   1,999,064
Progress Energy, Inc.
   5.625%, 01/15/16........................................    143     145,935
Prudential Financial, Inc.
   3.000%, 05/12/16........................................  1,294   1,315,317
PSEG Power LLC
   2.450%, 11/15/18........................................  2,499   2,517,345
QUALCOMM, Inc.
#  2.250%, 05/20/20........................................  3,000   2,962,926
Quest Diagnostics, Inc.
   2.700%, 04/01/19........................................  1,300   1,316,192
Questar Corp.
   2.750%, 02/01/16........................................    672     678,205
Qwest Corp.
   6.500%, 06/01/17........................................     72      77,040
Raymond James Financial, Inc.
   4.250%, 04/15/16........................................  1,000   1,022,058
Raytheon Co.
   6.750%, 03/15/18........................................    293     333,022
Republic Services, Inc.
   3.800%, 05/15/18........................................    388     408,095
Reynolds American, Inc.
   2.300%, 08/21/17........................................  1,797   1,812,266
Roper Technologies, Inc.
   2.050%, 10/01/18........................................    135     134,710
Ryder System, Inc.
   2.500%, 03/01/18........................................    250     253,988
   2.350%, 02/26/19........................................  2,000   1,999,510
Scripps Networks Interactive, Inc.
   2.750%, 11/15/19........................................  2,369   2,387,049
Sempra Energy
   6.500%, 06/01/16........................................    921     961,602
Starbucks Corp.
   0.875%, 12/05/16........................................    752     752,126
   2.000%, 12/05/18........................................  1,183   1,202,239
Starwood Hotels & Resorts Worldwide, Inc.
   6.750%, 05/15/18........................................    367     409,923
State Street Corp.
   2.875%, 03/07/16........................................    429     434,774
Stryker Corp.
   1.300%, 04/01/18........................................  1,500   1,490,085
SunTrust Banks, Inc.
   3.600%, 04/15/16........................................    715     726,750
Symantec Corp.
   2.750%, 06/15/17........................................    358     362,125
Target Corp.
   6.000%, 01/15/18........................................  1,400   1,551,448
   2.300%, 06/26/19........................................  3,000   3,052,191
Tech Data Corp.
   3.750%, 09/21/17........................................    358     370,335
Texas Instruments, Inc.
   2.375%, 05/16/16........................................    662     671,396
Thermo Fisher Scientific, Inc.
   1.850%, 01/15/18........................................  2,166   2,163,338
TIAA Asset Management Finance Co. LLC
   2.950%, 11/01/19........................................  2,000   2,021,634
Time Warner, Inc.
   2.100%, 06/01/19........................................  2,000   1,994,514
Total System Services, Inc.
   2.375%, 06/01/18........................................  3,000   2,988,945
Toyota Motor Credit Corp.
   2.100%, 01/17/19........................................    572     577,081
Transatlantic Holdings, Inc.
   5.750%, 12/14/15........................................    100     101,734
Tyson Foods, Inc.
   2.650%, 08/15/19........................................  2,000   2,016,314
Unilever Capital Corp.
   2.750%, 02/10/16........................................    650     657,597
   2.200%, 03/06/19........................................  1,000   1,013,306
Union Pacific Corp.
   2.250%, 02/15/19........................................  1,400   1,422,543
United Technologies Corp.
   1.800%, 06/01/17........................................  1,006   1,019,269
UnitedHealth Group, Inc.
   6.000%, 06/15/17........................................    200     216,680
   1.400%, 10/15/17........................................  1,444   1,439,763
   2.300%, 12/15/19........................................  1,400   1,400,154
US Bancorp
   1.950%, 11/15/18........................................  1,000   1,009,442
   2.200%, 04/25/19........................................  2,000   2,024,024
Valero Energy Corp.
   6.125%, 06/15/17........................................    251     271,456
Verizon Communications, Inc.
   2.000%, 11/01/16........................................  1,245   1,255,788
   3.650%, 09/14/18........................................    690     725,604
   2.550%, 06/17/19........................................  1,000   1,013,462

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                          -------- ------------
UNITED STATES -- (Continued)
Viacom, Inc.
   6.250%, 04/30/16...................................... $    358 $    371,326
   2.500%, 12/15/16......................................      572      579,596
#  2.200%, 04/01/19......................................    2,000    1,979,994
Volkswagen Group of America Finance LLC
   2.400%, 05/22/20......................................    4,000    3,981,588
Wal-Mart Stores, Inc.
   5.375%, 04/05/17......................................      448      481,650
   1.125%, 04/11/18......................................   11,351   11,322,350
   1.950%, 12/15/18......................................      490      496,140
Walgreen Co.
   1.800%, 09/15/17......................................      644      656,064
   5.250%, 01/15/19......................................       34       37,320
Walgreens Boots Alliance, Inc.
   2.700%, 11/18/19......................................    2,000    2,010,150
Walt Disney Co. (The)
   1.125%, 02/15/17......................................    1,214    1,219,014
Waste Management, Inc.
   2.600%, 09/01/16......................................    1,465    1,489,425
Wells Fargo & Co.
   2.625%, 12/15/16......................................      762      778,703
   2.100%, 05/08/17......................................      552      560,464
   2.150%, 01/30/20......................................    3,000    2,983,980
Western Gas Partners L.P.
   2.600%, 08/15/18......................................    1,875    1,875,780
Western Union Co. (The)
   5.930%, 10/01/16......................................      566      592,825
Whirlpool Corp.
   7.750%, 07/15/16......................................      358      379,825
Wyndham Worldwide Corp.
   2.500%, 03/01/18......................................    1,805    1,806,235
Xerox Corp.
   2.950%, 03/15/17......................................    2,000    2,042,044
Xilinx, Inc.
   2.125%, 03/15/19......................................    2,500    2,505,428
Yum! Brands, Inc.
   6.250%, 04/15/16......................................      647      668,932
   6.250%, 03/15/18......................................       58       64,004
                                                                   ------------
TOTAL UNITED STATES......................................           486,734,340
                                                                   ------------
TOTAL BONDS..............................................           721,159,759
                                                                   ------------
AGENCY OBLIGATIONS -- (4.2%)
Federal Home Loan Bank
   4.875%, 05/17/17......................................    1,180    1,267,956
Federal Home Loan Mortgage Corporation
   5.125%, 10/18/16......................................      358      378,095
#  5.000%, 04/18/17......................................    1,002    1,075,782
   1.250%, 05/12/17......................................    5,358    5,407,117
   1.000%, 07/28/17......................................      429      431,207
   1.000%, 09/29/17......................................       66       66,222
   3.750%, 03/27/19......................................    4,000    4,346,972
   1.750%, 05/30/19......................................    4,000    4,054,228
Federal National Mortgage Association
   1.250%, 01/30/17......................................      358      361,233
   5.000%, 02/13/17......................................      358      381,757
   0.750%, 04/20/17......................................    5,300    5,303,583
   1.875%, 09/18/18......................................      715      731,185
   1.625%, 01/21/20......................................    3,000    3,010,284
#  1.500%, 06/22/20......................................    5,000    4,966,010
Tennessee Valley Authority
   1.750%, 10/15/18......................................      715      725,133
                                                                   ------------
TOTAL AGENCY OBLIGATIONS.................................            32,506,764
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (2.6%)
Treasury Inflation Protected Security
^^^ 0.125%, 04/15/17.....................................      700      736,267
^^^ 0.125%, 04/15/18.....................................      900      932,448
^^^ 0.125%, 04/15/19.....................................    8,900    9,073,960
^^^ 0.125%, 04/15/20.....................................    9,500    9,641,674
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................            20,384,349
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                          --------
SECURITIES LENDING COLLATERAL -- (1.2%)
(S)@ DFA Short Term Investment Fund......................  815,317    9,433,220
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $782,457,451)^^..................................          $783,484,092
                                                                   ============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                             ------------------------------------------
                                             LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                             ------- ------------  ------- ------------
Bonds
   Australia................................   --    $ 25,714,359    --    $ 25,714,359
   Austria..................................   --       1,921,375    --       1,921,375
   Canada...................................   --      46,235,464    --      46,235,464
   Denmark..................................   --         715,071    --         715,071
   Finland..................................   --       7,237,938    --       7,237,938
   France...................................   --      20,156,607    --      20,156,607
   Germany..................................   --      14,295,995    --      14,295,995
   Italy....................................   --       2,065,822    --       2,065,822
   Japan....................................   --      23,796,541    --      23,796,541
   Netherlands..............................   --      28,130,475    --      28,130,475
   Norway...................................   --       3,654,316    --       3,654,316
   Spain....................................   --       4,693,177    --       4,693,177
   Supranational Organization Obligations...   --      20,756,743    --      20,756,743
   Sweden...................................   --       3,586,960    --       3,586,960
   Switzerland..............................   --       6,800,003    --       6,800,003
   United Kingdom...........................   --      24,664,573    --      24,664,573
   United States............................   --     486,734,340    --     486,734,340
Agency Obligations..........................   --      32,506,764    --      32,506,764
U.S. Treasury Obligations...................   --      20,384,349    --      20,384,349
Securities Lending Collateral...............   --       9,433,220    --       9,433,220
Swap Agreements**...........................   --     (18,686,067)   --     (18,686,067)
                                               --    ------------    --    ------------
TOTAL.......................................   --    $764,798,025    --    $764,798,025
                                               ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (94.6%)
ALABAMA -- (1.8%)
Alabama State (GO) Series A
   5.000%, 08/01/20.......................................... $2,250 $2,641,365
                                                                     ----------
ALASKA -- (1.6%)
Borough of North Slope (GO) Series C
   3.000%, 06/30/18..........................................    500    527,655
City of Anchorage (GO) Series B
   5.000%, 09/01/21..........................................    900  1,070,082
   5.000%, 09/01/23..........................................    600    730,062
                                                                     ----------
TOTAL ALASKA.................................................         2,327,799
                                                                     ----------
ARIZONA -- (3.4%)
City of Phoenix (GO)
   4.000%, 07/01/20..........................................  1,500  1,687,290
City of Tempe (GO) Series C
   4.000%, 07/01/22..........................................  1,400  1,574,930
Maricopa County High School District No. 210-Phoenix (GO)
   3.000%, 07/01/23..........................................    650    688,994
Scottsdale Municipal Property Corp. (RB) Series A
   3.000%, 07/01/21..........................................    805    861,680
                                                                     ----------
TOTAL ARIZONA................................................         4,812,894
                                                                     ----------
ARKANSAS -- (2.2%)
Arkansas State (GO)
   5.000%, 04/01/21..........................................  2,600  3,080,766
                                                                     ----------
COLORADO -- (1.3%)
Boulder County (RB)
   5.000%, 07/15/18..........................................    100    111,237
City & County of Denver (GO) Series A
   5.000%, 08/01/17..........................................    200    217,122
Denver City & County School District No. 1 (GO) Series B (ST
  AID WITHHLDG)
   4.000%, 12/01/18..........................................    300    327,582
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
   5.250%, 12/15/24..........................................  1,000  1,250,010
                                                                     ----------
TOTAL COLORADO...............................................         1,905,951
                                                                     ----------
CONNECTICUT -- (1.2%)
Connecticut State (GO) Series A
   5.000%, 10/15/18..........................................    600    671,634
   5.000%, 10/15/19..........................................    300    344,238
Connecticut State (GO) Series E
   4.000%, 08/15/17..........................................    700    744,968
                                                                     ----------
TOTAL CONNECTICUT............................................         1,760,840
                                                                     ----------
DELAWARE -- (1.2%)
New Castle County (GO) Series B
   5.000%, 07/15/22..........................................  1,450  1,748,454
                                                                     ----------
DISTRICT OF COLUMBIA -- (1.5%)
District of Columbia (GO) Series A
   5.000%, 06/01/20..........................................  1,900  2,214,944
                                                                     ----------
FLORIDA -- (3.2%)
Florida State (GO) Series B
   5.000%, 06/01/20..........................................  3,300  3,855,390
   5.000%, 06/01/23..........................................    650    790,010
                                                                     ----------
TOTAL FLORIDA................................................         4,645,400
                                                                     ----------
GEORGIA -- (2.2%)
Georgia State (GO) Series C
   5.000%, 10/01/21..........................................    650    778,206
Georgia State (GO) Series I
   5.000%, 07/01/20..........................................  2,000  2,350,560
                                                                     ----------
TOTAL GEORGIA................................................         3,128,766
                                                                     ----------
HAWAII -- (2.7%)
City & County of Honolulu (GO) Series B
   5.000%, 10/01/23..........................................  2,150  2,602,489
   5.000%, 10/01/25..........................................    450    554,422
Hawaii State (GO) Series DK
   5.000%, 05/01/17..........................................    700    751,926
                                                                     ----------
TOTAL HAWAII.................................................         3,908,837
                                                                     ----------
IOWA -- (0.7%)
City of Ankeny (GO) Series G
   5.000%, 06/01/19..........................................    910  1,043,206
                                                                     ----------
KANSAS -- (4.0%)
City of Lenexa (GO) Series A
   5.000%, 09/01/21..........................................    600    714,150
City of Wichita (GO) Series A
   5.000%, 12/01/20..........................................  3,000  3,530,070
Johnson County (GO) Series B
   5.000%, 09/01/22..........................................    755    905,872
Johnson County Unified School District No. 512 Shawnee
  Mission (GO)
   5.000%, 10/01/17..........................................    400    436,548

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
KANSAS -- (Continued)
Kansas State Department of Transportation (RB) Series C
   5.000%, 09/01/19.......................................... $  125 $  144,307
                                                                     ----------
TOTAL KANSAS.................................................         5,730,947
                                                                     ----------
LOUISIANA -- (1.6%)
Louisiana State (GO) Series C
   5.000%, 07/15/22..........................................    250    293,617
   5.000%, 08/01/23..........................................  1,100  1,306,789
Louisiana State (GO) Series D-2
   5.000%, 12/01/21..........................................    600    704,826
                                                                     ----------
TOTAL LOUISIANA..............................................         2,305,232
                                                                     ----------
MARYLAND -- (5.3%)
Baltimore County (GO)
   5.000%, 08/01/21..........................................    500    596,085
City of Baltimore (GO) Series B
   5.000%, 10/15/22..........................................    645    768,324
Harford County (GO) Series A
   5.000%, 09/15/20..........................................    900  1,060,722
Maryland State (GO)
   5.000%, 03/01/19..........................................  1,000  1,138,880
Prince George's County (GO) Series B
   5.000%, 09/15/18..........................................    650    731,575
Washington Suburban Sanitary Commission (GO)
   5.000%, 06/01/18..........................................    650    724,867
Worcester County (GO) Series B
   4.000%, 08/01/21..........................................  2,255  2,545,016
                                                                     ----------
TOTAL MARYLAND...............................................         7,565,469
                                                                     ----------
MASSACHUSETTS -- (3.7%)
City of Boston (GO) Series A
   5.000%, 03/01/20..........................................  1,200  1,400,532
   5.000%, 04/01/20..........................................  1,250  1,460,725
Commonwealth of Massachusetts (GO) Series B
   5.250%, 08/01/21..........................................    500    600,665
Commonwealth of Massachusetts (GO) Series C
   5.000%, 08/01/20..........................................    650    762,034
Massachusetts Clean Water Trust (The) (RB)
   5.000%, 08/01/20..........................................    400    470,420
Town of Medfield (GO)
   3.000%, 09/15/19..........................................    510    547,990
                                                                     ----------
TOTAL MASSACHUSETTS..........................................         5,242,366
                                                                     ----------
MICHIGAN -- (0.6%)
Michigan State (GO)
   5.000%, 11/01/19..........................................    700    810,544
                                                                     ----------
MINNESOTA -- (3.2%)
City of Edina (GO) Series B
   3.000%, 02/01/19..........................................  1,000  1,069,120
City of Rochester (GO) Series A
   5.000%, 02/01/18..........................................    650    716,970
Minnesota State (GO) Series D
   5.000%, 08/01/18..........................................    650    728,006
Minnesota State (GO) Series E
   2.000%, 08/01/19..........................................  1,000  1,033,840
Saint Paul Public Library Agency (GO) Series C
   5.000%, 03/01/20..........................................    900  1,048,212
                                                                     ----------
TOTAL MINNESOTA..............................................         4,596,148
                                                                     ----------
MISSISSIPPI -- (2.0%)
Madison County School District (GO)
   3.500%, 12/01/19..........................................    350    381,948
Mississippi State (GO)
   5.000%, 11/01/20..........................................    600    705,744
Mississippi State (GO) Series C
   5.000%, 10/01/20..........................................  1,565  1,837,451
                                                                     ----------
TOTAL MISSISSIPPI............................................         2,925,143
                                                                     ----------
NEVADA -- (2.9%)
City of Henderson NV (GO)
   5.000%, 06/01/21..........................................    600    708,936
Nevada State (GO)
   5.000%, 03/01/22..........................................  2,000  2,367,760
Washoe County School District (GO) Series F
   5.000%, 06/01/21..........................................    900  1,054,152
                                                                     ----------
TOTAL NEVADA.................................................         4,130,848
                                                                     ----------
NEW HAMPSHIRE -- (1.9%)
City of Dover (GO) Series C
   5.000%, 07/01/20..........................................    220    256,056
City of Nashua (GO)
   4.000%, 07/15/24..........................................  2,000  2,275,160
New Hampshire State (GO) Series B
   5.000%, 06/01/19..........................................    165    189,019
                                                                     ----------
TOTAL NEW HAMPSHIRE..........................................         2,720,235
                                                                     ----------
NEW YORK -- (3.8%)
City of New York (GO) Series G
   5.000%, 08/01/18..........................................  1,600  1,786,992

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
City of New York (GO) Series J
   5.000%, 08/01/22.......................................... $  650 $  766,844
New York State Dormitory Authority (RB) Series B
   5.000%, 02/15/22..........................................  2,500  2,968,600
                                                                     ----------
TOTAL NEW YORK...............................................         5,522,436
                                                                     ----------
NORTH CAROLINA -- (4.4%)
Forsyth County (GO)
   4.000%, 12/01/21..........................................  1,500  1,711,740
North Carolina State (GO) Series A
   5.000%, 03/01/17..........................................    700    748,923
Wake County (GO)
   5.000%, 03/01/19..........................................  1,000  1,140,020
   5.000%, 09/01/21..........................................  2,250  2,690,977
                                                                     ----------
TOTAL NORTH CAROLINA.........................................         6,291,660
                                                                     ----------
NORTH DAKOTA -- (0.4%)
North Dakota State University of Agriculture & Applied
  Science (RB)
   5.000%, 04/01/21..........................................    545    637,089
                                                                     ----------
OHIO -- (1.5%)
Beavercreek City School District (GO) (AGM)
   5.000%, 12/01/18..........................................    525    590,872
City of Columbus (GO) Series A
   5.000%, 02/15/20..........................................    650    756,035
Ohio State (GO) Series B
   5.000%, 08/01/20..........................................    650    762,716
                                                                     ----------
TOTAL OHIO...................................................         2,109,623
                                                                     ----------
OKLAHOMA -- (1.3%)
Tulsa County Independent School District No. 1 Tulsa (GO)
  Series B
   2.000%, 01/01/19..........................................  1,800  1,853,388
                                                                     ----------
OREGON -- (1.5%)
Multnomah County School District No. 1 Portland (GO) Series
  B (SCH BD GTY)
   5.000%, 06/15/23..........................................  1,005  1,218,402
Oregon State (GO) Series A
   5.000%, 05/01/21..........................................    800    949,040
                                                                     ----------
TOTAL OREGON.................................................         2,167,442
                                                                     ----------
PENNSYLVANIA -- (1.3%)
Pennsylvania Economic Dev. Financing Authority (RB) Series A
   5.000%, 01/01/18..........................................    650    715,072
   5.000%, 07/01/19..........................................  1,000  1,148,270
                                                                     ----------
TOTAL PENNSYLVANIA...........................................         1,863,342
                                                                     ----------
RHODE ISLAND -- (0.5%)
Rhode Island State (GO) Series D
   5.000%, 08/01/22..........................................    600    708,282
                                                                     ----------
SOUTH CAROLINA -- (3.7%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
   4.000%, 03/01/22..........................................    640    720,557
Charleston County School District Dev. Corp. (GO) Series A
  (SCSDE)
   5.000%, 02/01/21..........................................    800    942,384
South Carolina State (GO) Series A (ST AID WITHHLDG)
   5.000%, 10/01/23..........................................  3,000  3,674,100
                                                                     ----------
TOTAL SOUTH CAROLINA.........................................         5,337,041
                                                                     ----------
TENNESSEE -- (5.0%)
City of Kingsport (GO) Series A
   5.000%, 09/01/21..........................................    510    603,473
Nashville & Davidson County (GO)
   5.000%, 07/01/17..........................................  1,610  1,740,490
Shelby County (GO) Series A
   5.000%, 04/01/20..........................................  1,500  1,749,165
Sullivan County (GO) Series A
   5.000%, 04/01/21..........................................  1,000  1,178,980
Sumner County (GO)
   5.000%, 06/01/21..........................................    650    770,393
   5.000%, 12/01/21..........................................    900  1,074,915
                                                                     ----------
TOTAL TENNESSEE..............................................         7,117,416
                                                                     ----------
TEXAS -- (7.9%)
City of Dallas (GO)
   5.000%, 02/15/19..........................................  1,600  1,819,504
City of Garland (GO) Series A
   5.000%, 02/15/24..........................................    400    482,852
City of Houston (GO) Series A
   5.000%, 03/01/18..........................................    300    331,284
City of Sugar Land (GO)
   5.000%, 02/15/21..........................................  1,050  1,233,886
El Paso Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/24..........................................  3,035  3,710,652
Humble Independent School District (GO) Series A (PSF-GTD)
   2.000%, 02/15/19..........................................    660    679,569
Plano Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/17..........................................    100    106,713

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
TEXAS -- (Continued)
Texas State (GO)
   5.000%, 04/01/19.................................... $    1,150 $  1,311,586
Texas Transportation Commission State Highway Fund
  (RB) Series A
   4.750%, 04/01/17....................................      1,000    1,068,600
University of Texas System (The) (RB) Series C
   5.000%, 08/15/19....................................        100      115,238
Ysleta Independent School District (GO) Series A
  (PSF-GTD)
   5.000%, 08/15/20....................................        460      537,202
                                                                   ------------
TOTAL TEXAS............................................              11,397,086
                                                                   ------------
UTAH -- (3.1%)
Tooele County School District (GO) Series B (SCH BD
  GTY)
   5.000%, 06/01/22....................................        650      774,676
Utah State (GO)
   5.000%, 07/01/22....................................      1,500    1,810,365
Utah State (GO) Series C
   5.000%, 07/01/19....................................        900    1,034,928
Weber School District (GO) (SCH BD GTY)
   5.000%, 06/15/21....................................        650      773,162
                                                                   ------------
TOTAL UTAH.............................................               4,393,131
                                                                   ------------
VERMONT -- (1.0%)
Vermont State (GO) Series C
   4.000%, 08/15/23....................................      1,300    1,494,012
                                                                   ------------
VIRGINIA -- (3.1%)
City of Manassas (GO) Series C (ST AID WITHHLDG)
   5.000%, 07/01/21....................................      1,040    1,231,402
City of Richmond (GO) Series A (ST AID WITHHLDG)
   5.000%, 03/01/21....................................        900    1,060,398
City of Virginia Beach (GO) Series A
   4.000%, 08/01/17....................................        650      692,958
Fairfax County (GO) Series B (ST AID WITHHLDG)
   5.000%, 10/01/18....................................        400      450,240
Virginia Public Building Authority (RB) Series C
   5.000%, 08/01/23....................................        600      726,864
Virginia Resources Authority (RB) Series D
   5.000%, 11/01/20....................................        200      236,022
                                                                   ------------
TOTAL VIRGINIA.........................................               4,397,884
                                                                   ------------
WASHINGTON -- (5.3%)
City of Marysville Water & Sewer Revenue (RB)
   5.000%, 04/01/20....................................        175      202,953
City of Seattle Water System Revenue (RB)
   5.000%, 09/01/19....................................        190      218,281
Clark County School District No. 119 Battleground (GO)
  (SCH BD GTY)
   4.000%, 12/01/21....................................        510      574,153
King County (GO) Series A
   5.000%, 07/01/20....................................        700      819,056
North Thurston Public Schools (GO) (SCH BD GTY)
   5.000%, 12/01/22....................................      2,080    2,490,467
Washington State (GO) Series A
   5.000%, 08/01/21....................................        500      593,260
Washington State (GO) Series R-2012C
   4.000%, 07/01/21....................................        150      169,395
Washington State (GO) Series R-2015
   5.000%, 07/01/18....................................        650      725,660
Washington State (GO) Series R-2015A
   5.000%, 07/01/20....................................      1,560    1,822,907
                                                                   ------------
TOTAL WASHINGTON.......................................               7,616,132
                                                                   ------------
WISCONSIN -- (2.6%)
City of Milwaukee (GO) Series N1
   5.000%, 02/01/19....................................        100      112,983
City of Oshkosh (GO) Series B
   3.000%, 12/01/23....................................        650      684,775
Oregon School District (GO)
   3.000%, 03/01/21....................................      1,900    2,028,687
Wisconsin State (GO) Series 2
   5.000%, 11/01/20....................................        800      941,432
                                                                   ------------
TOTAL WISCONSIN........................................               3,767,877
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................             135,919,995
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (5.4%)
   JPMorgan Tax Free Money Market Fund, 0.010%.........  7,786,052    7,786,052
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $143,890,242)^^................................            $143,706,047
                                                                   ============

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                    LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                   ---------- ------------  ------- ------------
Municipal Bonds...................         -- $135,919,995    --    $135,919,995
Temporary Cash Investments........ $7,786,052           --    --       7,786,052
Swap Agreements**.................         --   (1,665,444)   --      (1,665,444)
                                   ---------- ------------    --    ------------
TOTAL............................. $7,786,052 $134,254,551    --    $142,040,603
                                   ========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         DFA MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (94.2%)
ALABAMA -- (3.0%)
Alabama State (GO) Series A
   5.000%, 08/01/20.......................................... $  200 $  234,788
   5.000%, 08/01/21..........................................  1,000  1,189,660
Baldwin County (GO)
   4.000%, 05/01/20..........................................    610    680,089
                                                                     ----------
TOTAL ALABAMA................................................         2,104,537
                                                                     ----------
ALASKA -- (1.0%)
Alaska State (GO) Series B
   3.000%, 08/01/16..........................................    700    718,438
                                                                     ----------
ARIZONA -- (1.7%)
City of Chandler (GO)
   3.000%, 07/01/20..........................................    550    591,305
Maricopa County School District No. 3 Tempe Elementary (GO)
   3.000%, 07/01/21..........................................    550    586,498
                                                                     ----------
TOTAL ARIZONA................................................         1,177,803
                                                                     ----------
ARKANSAS -- (2.5%)
Arkansas State (GO)
   5.000%, 04/01/21..........................................    400    473,964
   5.000%, 04/01/22..........................................  1,110  1,328,748
                                                                     ----------
TOTAL ARKANSAS...............................................         1,802,712
                                                                     ----------
COLORADO -- (2.5%)
Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
   3.000%, 12/15/16..........................................    300    310,452
City & County of Denver (GO) Series A
   5.000%, 08/01/17..........................................    125    135,701
Denver City & County School District No. 1 (GO) Series B (ST
  AID WITHHLDG)
   5.000%, 12/01/24..........................................    550    674,982
Pueblo City Schools (GO) (ST AID WITHHLDG)
   5.000%, 12/15/20..........................................    550    646,316
                                                                     ----------
TOTAL COLORADO...............................................         1,767,451
                                                                     ----------
CONNECTICUT -- (1.8%)
Connecticut State (GO) Series E
   4.000%, 09/15/20..........................................    550    613,668
Hartford County Metropolitan District (GO)
   5.000%, 03/01/19..........................................    600    679,260
                                                                     ----------
TOTAL CONNECTICUT............................................         1,292,928
                                                                     ----------
DELAWARE -- (0.7%)
Kent County (GO)
   4.000%, 09/01/24..........................................    415    472,830
                                                                     ----------
DISTRICT OF COLUMBIA -- (2.0%)
District of Columbia (GO) Series B (AGM)
   5.250%, 06/01/18..........................................  1,300  1,456,832
                                                                     ----------
FLORIDA -- (2.6%)
City of Port State Lucie (GO)
   5.000%, 07/01/20..........................................    420    488,834
Flagler County (GO) (BAM)
   5.000%, 07/01/22..........................................    465    551,253
Florida State (GO) Series A
   5.000%, 06/01/19..........................................    100    114,597
Palm Beach County (RB)
   5.000%, 11/01/23..........................................    550    667,755
                                                                     ----------
TOTAL FLORIDA................................................         1,822,439
                                                                     ----------
GEORGIA -- (0.8%)
Georgia State (GO) Series A
   5.000%, 07/01/19..........................................    500    575,375
                                                                     ----------
HAWAII -- (3.4%)
City & County of Honolulu (GO) Series B
   5.000%, 11/01/17..........................................    550    601,276
   5.000%, 10/01/23..........................................    150    181,569
   5.000%, 10/01/25..........................................    725    893,236
Hawaii State (GO) Series DK
   5.000%, 05/01/16..........................................    370    382,795
Hawaii State (GO) Series DQ
   5.000%, 06/01/19..........................................    300    343,308
                                                                     ----------
TOTAL HAWAII.................................................         2,402,184
                                                                     ----------
KANSAS -- (0.9%)
City of Wichita (GO) Series 811
   5.000%, 06/01/22..........................................    550    656,271
                                                                     ----------
KENTUCKY -- (1.3%)
Louisville Water Co (RB) Series A
   4.000%, 11/15/21..........................................    800    905,536
                                                                     ----------
LOUISIANA -- (0.8%)
Louisiana State (GO) Series C
   5.000%, 08/01/23..........................................    500    593,995
                                                                     ----------
MARYLAND -- (4.3%)
Carroll County (GO)
   5.000%, 11/01/21..........................................    550    656,634
Harford County (GO) Series A
   5.000%, 09/15/20..........................................    570    671,791

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MARYLAND -- (Continued)
Maryland State (GO) Series B
   4.000%, 08/01/23.......................................... $  550 $  625,619
Worcester County (GO) Series B
   4.000%, 08/01/21..........................................  1,000  1,128,610
                                                                     ----------
TOTAL MARYLAND...............................................         3,082,654
                                                                     ----------
MASSACHUSETTS -- (3.9%)
City of Lowell (GO) (ST AID WITHHLDG)
   4.000%, 09/01/23..........................................    250    282,127
City of Springfield (GO) Series C (ST AID WITHHLDG)
   4.000%, 08/01/23..........................................    285    321,506
Commonwealth of Massachusetts (GO) Series B (AGM)
   5.250%, 09/01/24..........................................    400    499,088
Commonwealth of Massachusetts (GO) Series C
   5.000%, 08/01/20..........................................    100    117,236
Tantasqua Regional School District (GO)
   5.000%, 10/01/19..........................................  1,360  1,566,475
                                                                     ----------
TOTAL MASSACHUSETTS..........................................         2,786,432
                                                                     ----------
MINNESOTA -- (1.4%)
Minnesota State (GO)
   5.000%, 10/01/19..........................................    600    693,198
Minnesota State (GO) Series D
   5.000%, 08/01/18..........................................    250    280,003
                                                                     ----------
TOTAL MINNESOTA..............................................           973,201
                                                                     ----------
MISSISSIPPI -- (0.8%)
Mississippi State (GO) Series C
   5.000%, 10/01/20..........................................    500    587,045
                                                                     ----------
NEBRASKA -- (0.7%)
Southern Public Power District (RB)
   5.000%, 12/15/21..........................................    400    475,276
                                                                     ----------
NEVADA -- (2.2%)
Nevada State (GO)
   5.000%, 03/01/22..........................................    250    295,970
Nevada State (GO) Series C
   5.000%, 11/01/24..........................................    450    548,082
Nevada State (RB)
   5.000%, 12/01/17..........................................    100    109,546
Washoe County School District (GO) Series A
   3.000%, 06/01/19..........................................    550    584,749
                                                                     ----------
TOTAL NEVADA.................................................         1,538,347
                                                                     ----------
NEW HAMPSHIRE -- (2.5%)
City of Dover (GO)
   3.000%, 06/15/20..........................................    610    652,145
City of Nashua (GO)
   4.000%, 07/15/24..........................................    770    875,937
New Hampshire State (GO) Series B
   5.000%, 06/01/19..........................................    250    286,392
                                                                     ----------
TOTAL NEW HAMPSHIRE..........................................         1,814,474
                                                                     ----------
NEW MEXICO -- (1.2%)
Santa Fe County (GO)
   5.000%, 07/01/22..........................................    710    847,740
                                                                     ----------
NEW YORK -- (3.4%)
City of New York (GO) Series B
   5.000%, 08/01/19..........................................    100    114,295
City of New York (GO) Series E
   5.000%, 08/01/21..........................................    265    311,296
City of New York (GO) Series F-1
   3.000%, 06/01/17..........................................  1,000  1,041,200
New York State Dormitory Authority (RB) Series B-GRP A
   5.000%, 02/15/22..........................................    800    949,952
                                                                     ----------
TOTAL NEW YORK...............................................         2,416,743
                                                                     ----------
NORTH CAROLINA -- (0.3%)
Wake County (GO)
   5.000%, 03/01/19..........................................    160    182,403
                                                                     ----------
NORTH DAKOTA -- (2.8%)
City of West Fargo (GO)
   5.000%, 05/01/24..........................................  1,150  1,388,430
North Dakota State University of Agriculture & Applied
  Science (RB)
   5.000%, 04/01/21..........................................    500    584,485
                                                                     ----------
TOTAL NORTH DAKOTA...........................................         1,972,915
                                                                     ----------
OHIO -- (5.6%)
City of Columbus (GO)
   5.000%, 02/15/23..........................................    475    573,021
Hamilton County Sewer System Revenue (RB) Series A
   5.000%, 12/01/21..........................................    500    594,535
Ohio State (GO) Series A
   5.000%, 09/15/21..........................................    800    952,096
Ohio State Water Development Authority (RB) Series A
   5.000%, 06/01/21..........................................  1,550  1,837,091
                                                                     ----------
TOTAL OHIO...................................................         3,956,743
                                                                     ----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
OREGON -- (1.2%)
City of McMinnville (GO)
   5.000%, 02/01/22.......................................... $  290 $  343,664
Oregon State (GO)
   5.000%, 08/01/21..........................................    410    488,019
                                                                     ----------
TOTAL OREGON.................................................           831,683
                                                                     ----------
PENNSYLVANIA -- (1.6%)
Berks County (GO)
   5.000%, 11/15/22..........................................    445    530,338
Commonwealth of Pennsylvania (GO) Series REF
   5.000%, 07/01/21..........................................    550    638,473
                                                                     ----------
TOTAL PENNSYLVANIA...........................................         1,168,811
                                                                     ----------
RHODE ISLAND -- (0.5%)
Rhode Island State (GO)
   5.000%, 08/01/19..........................................    300    342,759
                                                                     ----------
SOUTH CAROLINA -- (2.6%)
Anderson County School District No. 4 (GO) Series A (SCSDE)
   5.000%, 03/01/21..........................................    500    588,525
City of North Charleston (GO) (ST AID WITHHLDG)
   5.000%, 06/01/21..........................................    500    589,265
Richland County School District No. 2 (GO) Series A (SCSDE)
   5.000%, 02/01/20..........................................    600    694,794
                                                                     ----------
TOTAL SOUTH CAROLINA.........................................         1,872,584
                                                                     ----------
TENNESSEE -- (5.3%)
City of Clarksville Water Sewer & Gas Revenue (RB)
   5.000%, 02/01/20..........................................    565    651,332
City of Knoxville Wastewater System Revenue (RB) Series B
   4.000%, 04/01/22..........................................    310    348,862
City of Memphis (GO) Series A
   5.000%, 04/01/25..........................................  1,000  1,216,130
Sullivan County (GO) Series A
   5.000%, 04/01/21..........................................    450    530,541
Sumner County (GO)
   5.000%, 12/01/21..........................................    230    274,700
   5.000%, 12/01/22..........................................    640    768,224
                                                                     ----------
TOTAL TENNESSEE..............................................         3,789,789
                                                                     ----------
TEXAS -- (10.4%)
Bexar County (GO)
   5.000%, 06/15/20..........................................    500    583,785
City of Dallas (GO) Series A
   5.000%, 02/15/21..........................................    500    590,755
City of Fort Worth Water & Sewer System Revenue (RB)
   5.000%, 02/15/19..........................................    180    204,359
City of Garland (GO) Series A
   5.000%, 02/15/24..........................................    200    241,426
El Paso Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/24..........................................    500    611,310
Galveston County (GO) (NATL-RE)
   4.000%, 02/01/17..........................................    550    578,182
Grapevine-Colleyville Independent School District (GO)
  (PSF-GTD)
   2.000%, 08/15/19..........................................  1,500  1,545,840
Katy Independent School District (GO) Series A (PSF-GTD)
   5.000%, 02/15/21..........................................    400    470,976
San Antonio Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/20..........................................    400    464,488
Texas State (GO)
   5.000%, 04/01/19..........................................    250    285,128
Texas State (GO) Series A
   5.000%, 10/01/21..........................................    800    952,624
Texas Transportation Commission State Highway Fund (RB)
  Series A
   4.750%, 04/01/17..........................................    200    213,720
Travis County (GO) Series A
   3.000%, 03/01/17..........................................    600    622,884
                                                                     ----------
TOTAL TEXAS..................................................         7,365,477
                                                                     ----------
UTAH -- (4.7%)
Alpine School District (GO) (SCH BD GTY)
   5.000%, 03/15/21..........................................    550    651,585
Central Utah Water Conservancy District (RB) Series A
   5.000%, 10/01/20..........................................    450    526,874
Snyderville Basin Special Recreation District (GO) Series B
   4.000%, 12/15/20..........................................    540    608,099
Utah State (GO)
   5.000%, 07/01/22..........................................    800    965,528
Utah State (GO) Series C
   5.000%, 07/01/19..........................................    500    574,960
                                                                     ----------
TOTAL UTAH...................................................         3,327,046
                                                                     ----------
VIRGINIA -- (1.7%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
   5.000%, 09/01/22..........................................    475    571,311

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                         ---------- -----------
VIRGINIA -- (Continued)
Loudoun County (GO) Series B (ST AID WITHHLDG)
   5.000%, 12/01/20..................................... $      550 $   649,957
                                                                    -----------
TOTAL VIRGINIA..........................................              1,221,268
                                                                    -----------
WASHINGTON -- (8.2%)
City of Marysville Water & Sewer Revenue (RB)
   5.000%, 04/01/20.....................................        755     875,596
City of Seattle Drainage & Wastewater Revenue (RB)
   5.000%, 09/01/20.....................................      1,500   1,765,905
King County School District No. 411 Issaquah (GO) (SCH
  BD GTY)
   5.000%, 12/01/23.....................................        890   1,082,320
King County Sewer Revenue (RB)
   5.000%, 01/01/18.....................................        550     603,817
Spokane County (GO)
   5.000%, 12/01/20.....................................        450     527,000
Tacoma Metropolitan Park District (GO) Series B
   5.000%, 12/01/21.....................................        350     414,799
Washington State (GO) Series R-2012C
   4.000%, 07/01/21.....................................        100     112,930
Washington State (GO) Series R-2013A
   5.000%, 07/01/20.....................................        400     467,412
                                                                    -----------
TOTAL WASHINGTON........................................              5,849,779
                                                                    -----------
WEST VIRGINIA -- (0.8%)
Jefferson County Board of Education (GO) (WV BD COMM)
   4.000%, 05/01/20.....................................        500     552,860
                                                                    -----------
WISCONSIN -- (3.1%)
Oak Creek Franklin Joint School District (GO) Series B
   3.000%, 04/01/20.....................................        630     673,508
State of Wisconsin (GO) Series 1 (AMBAC)
   5.000%, 05/01/19.....................................      1,310   1,496,622
                                                                    -----------
TOTAL WISCONSIN.........................................              2,170,130
                                                                    -----------
TOTAL MUNICIPAL BONDS...................................             66,875,490
                                                                    -----------

                                                           SHARES
                                                         ----------
TEMPORARY CASH INVESTMENTS -- (5.8%)
   JPMorgan Tax Free Money Market Fund, 0.010%..........  4,135,363   4,135,363
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $70,924,061)^^..................................            $71,010,853
                                                                    ===========

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                     ---------- ----------- ------- -----------
Municipal Bonds.....................         -- $66,875,490   --    $66,875,490
Temporary Cash Investments.......... $4,135,363          --   --      4,135,363
                                     ---------- -----------   --    -----------
TOTAL............................... $4,135,363 $66,875,490   --    $71,010,853
                                     ========== ===========   ==    ===========

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MUNICIPAL BONDS -- (99.5%)
ALABAMA -- (0.7%)
Alabama State (GO) Series A
   5.000%, 08/01/19........................................ $ 4,500 $ 5,179,275
   5.000%, 08/01/20........................................   5,495   6,450,800
City of Birmingham (GO) Series A (NATL-RE)
   5.000%, 04/01/16........................................   2,800   2,886,492
                                                                    -----------
TOTAL ALABAMA..............................................          14,516,567
                                                                    -----------
ARIZONA -- (1.2%)
Arizona State Transportation Board (RB)
   5.000%, 07/01/17........................................   2,105   2,278,536
   5.000%, 07/01/18........................................   5,050   5,639,335
City of Phoenix (GO)
   4.000%, 07/01/20........................................   1,085   1,220,473
Madison Elementary School District No. 38 (GO) Series A
   2.000%, 07/01/20........................................   1,400   1,428,980
Maricopa County Community College District (GO)
   4.000%, 07/01/18........................................   2,210   2,397,386
   3.000%, 07/01/20........................................   6,505   7,003,153
Pima County (GO)
   3.000%, 07/01/16........................................   1,625   1,664,341
Salt River Project Agricultural Improvement & Power
  District (RB) Series B
   4.000%, 01/01/16........................................   5,000   5,078,000
                                                                    -----------
TOTAL ARIZONA..............................................          26,710,204
                                                                    -----------
ARKANSAS -- (1.0%)
Arkansas State (GO)
   5.000%, 04/01/18........................................   6,890   7,641,079
   5.000%, 04/01/19........................................   7,240   8,262,867
   5.000%, 04/01/21........................................   4,300   5,095,113
                                                                    -----------
TOTAL ARKANSAS.............................................          20,999,059
                                                                    -----------
COLORADO -- (0.9%)
City & County of Denver (GO) Series A
   5.000%, 08/01/17........................................   3,110   3,376,247
   5.000%, 08/01/18........................................   7,745   8,679,357
   5.000%, 08/01/20........................................   4,920   5,791,381
Denver City & County School District No. 1 (GO) Series B
  (ST AID WITHHLDG)
   4.000%, 12/01/18........................................   1,185   1,293,949
                                                                    -----------
TOTAL COLORADO.............................................          19,140,934
                                                                    -----------
CONNECTICUT -- (2.9%)
City of Middletown (GO)
   5.000%, 04/01/21........................................   1,905   2,240,318
Connecticut State (GO) Series A
   5.000%, 10/15/19........................................   6,125   7,028,193
Connecticut State (GO) Series B (AMBAC)
   5.250%, 06/01/18........................................  17,310  19,290,264
Connecticut State (GO) Series C
   5.000%, 12/01/15........................................   4,000   4,063,000
   5.000%, 06/01/18........................................   9,980  11,052,650
Connecticut State (GO) Series F
   4.000%, 11/15/17........................................   6,065   6,495,009
Connecticut State Special Tax Revenue (RB)
   5.000%, 01/01/19........................................  11,000  12,386,660
                                                                    -----------
TOTAL CONNECTICUT..........................................          62,556,094
                                                                    -----------
DELAWARE -- (1.2%)
Delaware State (GO)
   5.000%, 07/01/19........................................   5,000   5,751,700
Delaware State (GO) Series 2009C
   5.000%, 10/01/17........................................   1,535   1,676,650
Delaware State (GO) Series A
   4.000%, 08/01/17........................................   5,100   5,437,059
   5.000%, 08/01/19........................................   5,745   6,621,917
Delaware State (GO) Series C
   5.000%, 03/01/18........................................   5,265   5,828,249
                                                                    -----------
TOTAL DELAWARE.............................................          25,315,575
                                                                    -----------
DISTRICT OF COLUMBIA -- (0.1%)
District of Columbia (GO) Series B (AGM)
   5.250%, 06/01/18........................................   2,265   2,538,250
                                                                    -----------
FLORIDA -- (2.9%)
Florida State (GO) Series A
   5.000%, 06/01/17........................................     555     598,972
   5.000%, 06/01/18........................................   4,000   4,459,520
   5.000%, 06/01/19........................................  19,310  22,128,681
   5.000%, 06/01/19........................................  10,100  11,574,297
   5.000%, 06/01/20........................................   2,850   3,329,655
   5.000%, 01/01/21........................................   2,340   2,761,013
Florida State (GO) Series B
   5.000%, 06/01/16........................................   2,500   2,597,475
   5.000%, 06/01/17........................................   9,700  10,468,531
Florida's Turnpike Enterprise (RB) Series B
   5.000%, 07/01/16........................................   5,180   5,402,429
                                                                    -----------
TOTAL FLORIDA..............................................          63,320,573
                                                                    -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
GEORGIA -- (4.0%)
Athens-Clarke County Unified Government Water & Sewerage
  Revenue (RB)
   5.000%, 01/01/17........................................ $ 1,100 $ 1,168,112
City of Albany (GO)
   3.000%, 06/01/17........................................   2,220   2,314,350
De Kalb County School District (GO) (ST AID WITHHLDG)
   4.000%, 11/01/17........................................   8,575   9,146,952
Georgia State (GO) Series A
   5.000%, 07/01/19........................................   7,350   8,458,013
Georgia State (GO) Series A-1
   5.000%, 02/01/20........................................   4,210   4,907,092
Georgia State (GO) Series D
   5.000%, 07/01/17........................................  10,000  10,826,400
   5.000%, 02/01/19........................................   7,970   9,066,273
Georgia State (GO) Series E-1
   4.500%, 07/01/19........................................   6,890   7,797,206
Georgia State (GO) Series I
   5.000%, 07/01/19........................................  20,475  23,561,606
Georgia State Road & Tollway Authority (RB) Series A
   5.000%, 06/01/16........................................     255     264,509
   5.000%, 06/01/17........................................   1,000   1,075,820
Georgia State Road & Tollway Authority (RB) Series B (ST
  GTD)
   5.000%, 10/01/17........................................   8,510   9,287,559
                                                                    -----------
TOTAL GEORGIA..............................................          87,873,892
                                                                    -----------
HAWAII -- (2.3%)
City & County of Honolulu (GO) Series B
   5.000%, 11/01/19........................................   8,000   9,245,440
City & County of Honolulu (GO) Series B (AGM)
   5.250%, 07/01/17........................................   1,175   1,275,075
Hawaii State (GO) Series DK
   5.000%, 05/01/16........................................   7,420   7,676,584
Hawaii State (GO) Series DR
   5.000%, 06/01/19........................................   9,725  11,128,901
Hawaii State (GO) Series EE
   5.000%, 11/01/18........................................  11,495  12,956,589
Hawaii State (GO) Series EO
   5.000%, 08/01/22........................................   6,000   7,172,880
                                                                    -----------
TOTAL HAWAII...............................................          49,455,469
                                                                    -----------
ILLINOIS -- (0.6%)
Central Lake County Joint Action Water Agency (RB)
   4.000%, 05/01/18........................................   6,195   6,702,804
City of Peoria (GO) Series D
   4.000%, 01/01/17........................................   1,620   1,692,771
Du Page Cook & Will Counties Community College District
  No. 502 (GO)
   5.000%, 06/01/16........................................   5,000   5,186,450
                                                                    -----------
TOTAL ILLINOIS.............................................          13,582,025
                                                                    -----------
IOWA -- (0.2%)
State of Iowa (RB) Series A
   5.000%, 06/01/18........................................   4,185   4,654,599
                                                                    -----------
KANSAS -- (0.6%)
City of Wichita (GO) Series A
   5.000%, 12/01/19........................................   3,960   4,584,650
Kansas State Department of Transportation (RB) Series A
   5.000%, 09/01/16........................................   2,000   2,098,320
Kansas State Department of Transportation (RB) Series C
   5.000%, 09/01/19........................................   4,975   5,743,439
                                                                    -----------
TOTAL KANSAS...............................................          12,426,409
                                                                    -----------
KENTUCKY -- (--%)
Kentucky State Asset Liability Commission (RB) Series A
  (AMBAC)
   5.000%, 10/01/16........................................     500     526,605
LOUISIANA -- (0.2%)
Louisiana State (GO) Series A
   5.000%, 02/01/18........................................   4,000   4,403,800
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
   5.000%, 03/01/16........................................     930     955,184
                                                                    -----------
TOTAL LOUISIANA............................................           5,358,984
                                                                    -----------
MARYLAND -- (6.0%)
Baltimore County (GO) Series B
   5.000%, 08/01/17........................................   6,550   7,112,121
Charles County (GO)
   5.000%, 03/01/19........................................   2,450   2,789,325
Maryland State (GO)
   5.000%, 03/01/19........................................   6,300   7,174,944
   5.000%, 08/01/19........................................   2,000   2,302,740
Maryland State (GO) Series A
   5.000%, 03/01/16........................................   3,900   4,007,445
   5.000%, 08/01/19........................................  20,000  23,027,400
Maryland State (GO) Series B
   5.000%, 08/01/19........................................  11,500  13,240,755
Maryland State (GO) Series C
   5.000%, 03/01/16........................................   1,000   1,027,550
   5.000%, 11/01/18........................................   9,305  10,504,042

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
MARYLAND -- (Continued)
Prince George's County (GO) Series B
   5.000%, 09/15/18....................................... $16,190 $ 18,221,845
   4.000%, 03/01/19.......................................   9,575   10,580,471
   4.000%, 03/01/20.......................................   9,780   10,966,901
Prince George's County (GO) Series C
   5.000%, 08/01/18.......................................  10,075   11,293,672
Washington Suburban Sanitary Commission (GO)
   5.000%, 06/01/18.......................................   2,350    2,620,673
Washington Suburban Sanitary Commission (GO) Series A
   4.000%, 06/01/18.......................................   5,000    5,436,800
                                                                   ------------
TOTAL MARYLAND............................................          130,306,684
                                                                   ------------
MASSACHUSETTS -- (5.2%)
City of Boston (GO) Series A
   5.000%, 03/01/18.......................................   3,960    4,381,502
Commonwealth of Massachusetts (GO) Series A
   5.000%, 04/01/17.......................................   5,000    5,360,100
   5.000%, 05/01/21.......................................  10,000   11,832,900
Commonwealth of Massachusetts (GO) Series B
   5.000%, 08/01/18.......................................   3,750    4,198,875
Commonwealth of Massachusetts (GO) Series C
   5.000%, 08/01/20.......................................   8,500    9,965,060
Commonwealth of Massachusetts (GO) Series C (GO OF
  CMNWLTH)
   5.500%, 11/01/15.......................................   7,200    7,292,808
Commonwealth of Massachusetts (GO) Series D (AMBAC)
   5.500%, 10/01/19.......................................   4,220    4,958,964
Commonwealth of Massachusetts (GO) Series E
   5.000%, 12/01/17.......................................  15,000   16,468,350
Massachusetts Bay Transportation Authority (RB) Series A
   5.250%, 07/01/19.......................................   3,115    3,610,410
Massachusetts Bay Transportation Authority (RB) Series B
   5.250%, 07/01/16.......................................   4,000    4,179,280
Massachusetts Clean Water Trust (The) (RB)
   2.000%, 08/01/16.......................................  13,000   13,220,610
   5.000%, 08/01/20.......................................   5,830    6,856,372
Massachusetts Water Resources Authority (RB) Series J
  (AGM GO OF AUTH)
   5.250%, 08/01/18.......................................  18,000   20,281,140
                                                                   ------------
TOTAL MASSACHUSETTS.......................................          112,606,371
                                                                   ------------
MICHIGAN -- (1.6%)
Chippewa Valley Schools (GO) (Q-SBLF)
   5.000%, 05/01/17.......................................   1,000    1,070,030
Michigan Finance Authority (RB) Series A
   5.000%, 07/01/16.......................................   2,590    2,702,173
   5.000%, 07/01/18.......................................  15,150   16,936,639
Michigan State (GO)
   5.000%, 11/01/19.......................................  13,000   15,052,960
                                                                   ------------
TOTAL MICHIGAN............................................           35,761,802
                                                                   ------------
MINNESOTA -- (4.4%)
City of Minneapolis (GO)
   3.000%, 12/01/15.......................................   8,700    8,780,997
   1.000%, 12/01/16.......................................  10,200   10,273,848
   2.000%, 12/01/18.......................................   5,085    5,247,364
City of Minneapolis (GO) Series B
   4.000%, 12/01/15.......................................   8,830    8,940,640
City of Rochester (GO) Series A
   5.000%, 02/01/18.......................................   2,590    2,856,848
Lakeville Independent School District No. 194 (GO) Series
  D (SD CRED PROG)
   5.000%, 02/01/19.......................................   4,425    5,009,233
Minnesota State (GO) Series A
   5.000%, 08/01/17.......................................  13,665   14,837,730
Minnesota State (GO) Series B
   5.000%, 08/01/19.......................................   4,000    4,602,120
   4.000%, 08/01/20.......................................   8,800    9,903,344
Minnesota State (GO) Series E
   2.000%, 08/01/19.......................................     725      749,534
Minnesota State (GO) Series F
   5.000%, 10/01/17.......................................  12,000   13,107,360
Minnesota State (GO) Series H
   5.000%, 11/01/15.......................................   5,000    5,058,500
University of Minnesota (RB) Series A (GO OF UNIV)
   5.000%, 12/01/17.......................................   6,040    6,618,028
                                                                   ------------
TOTAL MINNESOTA...........................................           95,985,546
                                                                   ------------
MISSOURI -- (0.6%)
Missouri State (GO) Series A
   4.000%, 10/01/17.......................................  11,850   12,679,737
                                                                   ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
NEBRASKA -- (0.3%)
University of Nebraska Facilities Corp. (RB)
   5.000%, 07/15/16........................................ $ 5,220 $ 5,452,238
                                                                    -----------
NEVADA -- (1.5%)
Clark County (GO)
   5.000%, 11/01/16........................................   7,425   7,841,840
Clark County School District (GO) Series B (AMBAC)
   4.500%, 06/15/17........................................   5,770   6,161,321
Clark County School District (GO) Series C
   5.000%, 06/15/16........................................   1,000   1,038,350
Nevada State (RB)
(currency) 4.250%, 12/01/17 (Pre-refunded @ $100, 12/1/15).  15,245  15,444,709
Washoe County School District (GO) Series A
   3.000%, 06/01/19........................................   1,125   1,196,078
                                                                    -----------
TOTAL NEVADA...............................................          31,682,298
                                                                    -----------
NEW HAMPSHIRE -- (0.2%)
City of Dover (GO)
   3.000%, 06/15/16........................................   1,850   1,892,920
   3.000%, 06/15/17........................................   1,000   1,043,400
City of Nashua (GO)
   5.000%, 03/15/17........................................   1,400   1,500,016
                                                                    -----------
TOTAL NEW HAMPSHIRE........................................           4,436,336
                                                                    -----------
NEW JERSEY -- (0.2%)
East Windsor Regional School District (GO) (SCH BD RES FD)
   3.000%, 03/01/16........................................     625     634,350
Livingston Township (GO)
   3.000%, 01/15/16........................................   1,335   1,351,474
   3.000%, 01/15/17........................................   1,810   1,872,373
                                                                    -----------
TOTAL NEW JERSEY...........................................           3,858,197
                                                                    -----------
NEW MEXICO -- (0.8%)
City of Albuquerque (GO) Series A
   5.000%, 07/01/18........................................   4,775   5,326,417
New Mexico State (GO)
   5.000%, 03/01/17........................................   4,745   5,071,219
New Mexico State Severance Tax Permanent Fund (RB) Series A
   5.000%, 07/01/19........................................   6,500   7,455,695
                                                                    -----------
TOTAL NEW MEXICO...........................................          17,853,331
                                                                    -----------
NEW YORK -- (8.4%)
City of New York (GO) Series 1
   5.000%, 08/01/17........................................     875     948,824
City of New York (GO) Series B
   5.000%, 08/01/15........................................  10,000  10,000,000
City of New York (GO) Series C
   5.000%, 08/01/15........................................   2,630   2,630,000
City of New York (GO) Series G
   5.000%, 08/01/18........................................   8,000   8,934,960
   5.000%, 08/01/19........................................  15,310  17,498,564
City of New York (GO) Series H-2
   3.000%, 06/01/16........................................   4,000   4,090,960
City of New York (GO) Series H-A
   5.000%, 03/01/19........................................  10,105  11,432,292
City of New York (GO) Series I
   4.000%, 08/01/15........................................   4,130   4,130,000
Long Beach City School District (GO) (ST AID WITHHLDG)
   3.000%, 05/01/16........................................   3,740   3,812,780
New York State (GO) Series A
   4.000%, 03/01/18........................................     400     432,520
New York State Dormitory Authority (RB) Series A
   5.000%, 03/15/16........................................  20,000  20,589,800
   5.000%, 02/15/18........................................  11,440  12,636,853
New York State Dormitory Authority (RB) Series B-GRP A
   5.000%, 02/15/20........................................  15,000  17,389,650
   5.000%, 02/15/22........................................   4,000   4,749,760
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/19........................................     700     796,383
New York State Urban Development Corp. (RB)
   5.000%, 12/15/17........................................   5,765   6,330,143
New York State Urban Development Corp. (RB) Series A
   5.000%, 03/15/17........................................   2,195   2,349,967
New York State Urban Development Corp. (RB) Series C
   5.000%, 12/15/18........................................     250     282,613
Suffolk County (GO) Series A
   4.000%, 04/01/16........................................   1,035   1,058,950
   3.000%, 05/15/16........................................   3,325   3,389,970
Suffolk County (GO) Series B
   3.000%, 10/15/15........................................   4,290   4,312,179
   3.000%, 10/15/16........................................   2,000   2,057,280
Suffolk County (GO) Series B (AGM)
   5.250%, 05/01/16........................................   3,315   3,431,456
Suffolk County (GO) Series C
   4.000%, 10/15/15........................................   5,890   5,931,937
Town of Brookhaven (GO) Series A
   3.000%, 02/01/19........................................   5,080   5,413,096
Town of Hempstead (GO) Series B
   5.000%, 02/01/17........................................   5,165   5,506,923

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
NEW YORK -- (Continued)
   5.000%, 02/01/18....................................... $ 9,915 $ 10,936,542
Triborough Bridge & Tunnel Authority (RB) Series B
   4.000%, 11/15/18.......................................  11,860   13,000,339
                                                                   ------------
TOTAL NEW YORK............................................          184,074,741
                                                                   ------------
NORTH CAROLINA -- (4.0%)
City of Charlotte (GO) Series B
   5.000%, 06/01/16.......................................   2,335    2,426,042
County of Onslow NC (GO)
   4.000%, 12/01/17.......................................     525      561,813
Davie County (GO)
   5.000%, 05/01/20.......................................   1,595    1,851,795
Mecklenburg County (GO) Series B
   2.000%, 03/01/16.......................................   5,000    5,052,000
North Carolina State (GO) Series A
   5.000%, 03/01/17.......................................  14,595   15,615,045
   5.000%, 03/01/19.......................................   5,000    5,701,950
North Carolina State (GO) Series B
   5.000%, 04/01/16.......................................   7,350    7,580,496
   5.000%, 06/01/18.......................................  29,730   33,154,301
Wake County (GO)
   5.000%, 03/01/19.......................................   7,225    8,236,644
Wake County (GO) Series A
   5.000%, 05/01/17.......................................   2,675    2,879,236
Wake County (GO) Series B
   5.000%, 05/01/18.......................................   4,625    5,144,804
                                                                   ------------
TOTAL NORTH CAROLINA......................................           88,204,126
                                                                   ------------
OHIO -- (4.9%)
City of Columbus (GO) Series 1
   5.000%, 07/01/20.......................................  10,000   11,711,200
City of Columbus (GO) Series A
   5.000%, 02/15/17.......................................   8,550    9,128,065
   5.000%, 02/15/19.......................................  10,000   11,360,700
Greater Cleveland Regional Transit Authority (GO) Series B
   5.000%, 12/01/16.......................................   2,725    2,888,636
Mason City School District (GO) (ETM) (NATL-RE FGIC)
   5.000%, 12/01/15.......................................     470      477,370
Mason City School District (GO) (NATL-RE FGIC)
   5.000%, 12/01/15.......................................   1,530    1,554,098
Ohio State (GO)
   5.000%, 11/01/15.......................................   2,425    2,453,373
   5.000%, 09/01/19.......................................   4,215    4,866,049
Ohio State (GO) Series A
   3.000%, 05/01/20.......................................   5,000    5,382,200
   5.000%, 05/01/20.......................................   7,000    8,175,930
   5.000%, 09/15/21.......................................   2,335    2,778,930
Ohio State (GO) Series B
   5.000%, 08/01/19.......................................   7,270    8,373,513
   5.000%, 08/01/20.......................................  10,000   11,734,100
   5.000%, 06/15/21.......................................   9,500   11,270,800
Ohio State (GO) Series C
   5.000%, 08/01/15.......................................   4,000    4,000,000
   5.000%, 08/01/17.......................................   2,475    2,687,404
Ohio State (GO) Series T
   5.000%, 04/01/21.......................................   2,040    2,412,361
Ohio State University (The) (RB) Series A
   4.000%, 12/01/15.......................................     945      956,841
Ohio State University (The) (RB) Series A (ETM)
   4.000%, 12/01/15.......................................      55       55,685
Ohio State Water Development Authority (RB) Series A
   5.000%, 06/01/16.......................................   3,080    3,200,089
   5.000%, 06/01/21.......................................   1,825    2,163,027
                                                                   ------------
TOTAL OHIO................................................          107,630,371
                                                                   ------------
OKLAHOMA -- (1.2%)
Cleveland County Independent School District No. 29 (GO)
   1.500%, 03/01/16.......................................   4,415    4,443,212
   1.500%, 03/01/17.......................................   1,465    1,481,906
Payne County Independent School District No. 16
  Stillwater (GO)
   1.500%, 06/01/17.......................................   3,355    3,395,562
Tulsa County Independent School District No. 1 Tulsa (GO)
  Series B
   2.000%, 08/01/17.......................................   5,800    5,944,014
Tulsa County Independent School District No. 1 Tulsa (GO)
  Series C
   1.500%, 07/01/18.......................................   6,970    7,071,553
Tulsa County Independent School District No. 3 (GO)
   2.000%, 04/01/16.......................................   4,300    4,349,837
                                                                   ------------
TOTAL OKLAHOMA............................................           26,686,084
                                                                   ------------
OREGON -- (0.6%)
Multnomah County (GO)
   5.000%, 08/01/19.......................................   4,580    5,261,687
Oregon State (GO) Series I
   5.000%, 05/01/17.......................................   7,565    8,141,226
                                                                   ------------
TOTAL OREGON..............................................           13,402,913
                                                                   ------------
PENNSYLVANIA -- (5.1%)
Commonwealth of Pennsylvania (GO)
   5.000%, 07/01/18.......................................   3,755    4,166,886

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Series 1
   5.000%, 04/01/17....................................... $10,000 $ 10,685,800
   5.000%, 11/15/18.......................................  10,645   11,941,135
   5.000%, 07/01/19.......................................   7,655    8,673,804
   5.000%, 04/01/20.......................................   8,500    9,754,345
Commonwealth of Pennsylvania (GO) Series 2
   5.000%, 10/15/19.......................................   2,250    2,565,968
Commonwealth of Pennsylvania (GO) Series A
   5.000%, 02/15/16.......................................   7,420    7,609,358
   5.000%, 05/01/16.......................................   2,025    2,096,260
   5.000%, 02/15/19.......................................   5,010    5,626,831
Conestoga Valley School District (GO) (ST AID WITHHLDG)
   4.000%, 01/15/17.......................................   2,680    2,806,469
Council Rock School District (GO) Series C (ST AID
  WITHHLDG)
   5.000%, 11/15/17.......................................   5,285    5,774,867
Pennsylvania Economic Dev. Financing Authority (RB)
  Series A
   5.000%, 07/01/17.......................................  19,555   21,132,111
   5.000%, 07/01/19.......................................  14,735   16,919,758
University of Pittsburgh of the Commonwealth System of
  Higher Education (RB) Series B (GO OF UNIV)
   5.000%, 09/15/15.......................................   1,850    1,860,138
                                                                   ------------
TOTAL PENNSYLVANIA........................................          111,613,730
                                                                   ------------
RHODE ISLAND -- (0.5%)
Rhode Island State (GO)
   5.000%, 08/01/19.......................................   4,700    5,369,891
Rhode Island State (GO) Series A
   4.000%, 08/01/17.......................................   2,065    2,195,962
Rhode Island State (GO) Series E (NATL-RE)
   5.000%, 11/01/15.......................................   2,260    2,286,397
                                                                   ------------
TOTAL RHODE ISLAND........................................            9,852,250
                                                                   ------------
SOUTH CAROLINA -- (3.8%)
Beaufort County School District (GO) Series D (SCSDE)
   5.000%, 03/01/17.......................................   6,425    6,867,747
Charleston County School District Dev. Corp. (GO) Series
  A (SCSDE)
   5.000%, 02/01/19.......................................   7,595    8,625,717
Clemson University (RB)
   2.000%, 05/01/16.......................................   1,355    1,372,195
Darlington County School District (GO) (SCSDE)
   3.000%, 03/01/19.......................................   3,000    3,193,680
Florence County (GO) (ST AID WITHHLDG)
   4.000%, 06/01/19.......................................  15,000   16,540,650
Lexington & Richland School District No. 5 (GO) Series B
  (SCDSE)
   5.000%, 03/01/21.......................................   1,660    1,953,903
Richland County School District No. 2 (GO) Series A
  (SCSDE)
   5.000%, 02/01/20.......................................   5,520    6,392,105
   5.000%, 02/01/21.......................................   7,000    8,233,750
Richland County School District No. 2 (GO) Series C
  (SCSDE)
   5.000%, 02/01/16.......................................   6,330    6,479,325
   5.000%, 02/01/19.......................................   5,740    6,506,290
South Carolina State (GO) Series A
   5.000%, 06/01/20.......................................   7,445    8,732,240
South Carolina State (GO) Series A (ST AID WITHHLDG)
   5.000%, 10/01/16.......................................   7,415    7,811,332
                                                                   ------------
TOTAL SOUTH CAROLINA......................................           82,708,934
                                                                   ------------
TENNESSEE -- (3.6%)
City of Chattanooga (GO) Series A
   4.000%, 09/01/18.......................................   9,160    9,986,415
City of Kingsport (GO) Series B
   3.000%, 04/01/17.......................................   2,005    2,083,476
City of Memphis (GO) (NATL-RE)
   5.250%, 10/01/18.......................................   4,000    4,524,040
City of Memphis (GO) Series A
   5.000%, 04/01/17.......................................   1,230    1,318,585
   5.000%, 04/01/21.......................................   4,550    5,353,575
City of Memphis (GO) Series D
   5.000%, 07/01/19.......................................   4,180    4,782,505
Hamilton County (GO) Series A
   5.000%, 05/01/21.......................................   3,895    4,623,014
Metropolitan Government Nashville & Davidson County
  Health & Educational Facs Bd (RB) Series E
   4.000%, 10/01/17.......................................   1,500    1,603,695
Metropolitan Government of Nashville & Davidson County
  (GO)
   5.000%, 07/01/21.......................................   3,000    3,550,260
Shelby County (GO) Series A
   5.000%, 04/01/17.......................................  17,400   18,656,280
   5.000%, 04/01/20.......................................  18,135   21,147,405
                                                                   ------------
TOTAL TENNESSEE...........................................           77,629,250
                                                                   ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
TEXAS -- (10.2%)
Carrollton-Farmers Branch Independent School District
  (GO) (PSF-GTD)
   5.000%, 02/15/16....................................... $ 6,570 $  6,737,666
City of Dallas (GO)
   5.000%, 02/15/19.......................................   8,400    9,552,396
City of Dallas (GO) Series A
   5.000%, 02/15/16.......................................   2,520    2,584,184
City of Dallas (GO) Series A (ETM)
   5.000%, 02/15/16.......................................      10       10,248
City of El Paso (GO)
   3.000%, 08/15/17.......................................     500      523,115
City of Fort Worth Water & Sewer System (RB)
   5.000%, 02/15/18.......................................  10,690   11,811,274
   5.000%, 02/15/19.......................................     830      942,324
City of Frisco (GO) (NATL-RE FGIC)
   5.250%, 02/15/16.......................................   1,175    1,206,478
City of Houston (GO) Series A
   4.000%, 03/01/16.......................................   4,500    4,598,010
   5.000%, 03/01/16.......................................  17,850   18,340,696
   4.000%, 03/01/18.......................................   2,000    2,157,280
City of San Antonio (GO)
   5.000%, 02/01/20.......................................   7,350    8,511,227
City of San Antonio Public Service Board (RB) Series A
   5.000%, 02/01/16.......................................   2,875    2,942,821
City of San Antonio Public Service Board (RB) Series D
   5.000%, 02/01/19.......................................     700      792,673
Comal Independent School District (GO) Series A (PSF-GTD)
   5.000%, 02/01/18.......................................   3,990    4,392,791
Dallas Area Rapid Transit (RB) Series A
   5.000%, 12/01/16.......................................   8,000    8,480,400
Dallas Independent School District (GO) (PSF-GTD)
   5.250%, 02/15/18.......................................   2,000    2,217,480
El Paso County (GO) (NATL-RE)
   5.000%, 02/15/16.......................................   2,490    2,553,271
Fort Bend Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/15.......................................   3,000    3,004,770
Mesquite Independent School District (GO) Series B
  (PSF-GTD)
   5.000%, 08/15/17.......................................   1,000    1,086,210
North Texas Municipal Water District (RB)
   5.000%, 06/01/16.......................................   2,130    2,212,687
Permanent University Fund (RB)
   5.000%, 07/01/18.......................................  12,585   14,053,669
Plano Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/17.......................................     900      960,417
San Antonio Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/20.......................................   2,500    2,903,050
San Jacinto College District (GO)
   5.000%, 02/15/17.......................................   5,000    5,338,050
Texas Public Finance Authority (RB) Series A
   5.000%, 01/01/16.......................................   3,345    3,410,897
Texas State (GO)
   5.000%, 10/01/16.......................................   6,125    6,452,381
   5.000%, 04/01/17.......................................  15,000   16,090,650
   5.000%, 04/01/19.......................................   4,350    4,961,219
Texas State (GO) Series A
   2.000%, 10/01/15.......................................  14,330   14,373,277
   5.000%, 10/01/21.......................................   2,200    2,619,716
Texas State (GO) Series B
   5.000%, 10/01/16.......................................  10,070   10,608,241
Texas Tech University (RB) Series 12
   5.000%, 02/15/16.......................................   2,095    2,148,360
Texas Tech University (RB) Series A
   5.000%, 08/15/19.......................................   3,025    3,469,221
Texas Transportation Commission State Highway Fund (RB)
  Series A
   4.750%, 04/01/17.......................................  16,750   17,899,050
   5.000%, 04/01/18.......................................   5,000    5,539,450
   5.000%, 04/01/19.......................................   5,110    5,824,020
University of Texas System (The) (RB) Series C
   5.000%, 08/15/19.......................................   7,975    9,190,231
University of Texas System (The) (RB) Series F
   5.000%, 08/15/15.......................................   2,405    2,408,944
                                                                   ------------
TOTAL TEXAS...............................................          222,908,844
                                                                   ------------
UTAH -- (2.3%)
Alpine School District (GO) (SCH BD GTY)
   3.000%, 03/15/16.......................................   2,770    2,817,672
   4.500%, 03/15/17.......................................   4,000    4,252,400
   5.000%, 03/15/21.......................................     940    1,113,618
Jordan School District (GO) (SCH BD GTY)
   5.000%, 06/15/19.......................................  16,420   18,793,839
Utah State (GO)
   5.000%, 07/01/22.......................................   9,690   11,694,958
Utah State (GO) Series C
   5.000%, 07/01/18.......................................   3,150    3,523,401

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
UTAH -- (Continued)
   4.500%, 07/01/19....................................... $ 6,675 $  7,548,424
                                                                   ------------
TOTAL UTAH................................................           49,744,312
                                                                   ------------
VERMONT -- (--%)
Vermont State (GO) Series F
   5.000%, 08/15/17.......................................     625      679,813
                                                                   ------------
VIRGINIA -- (7.6%)
Arlington County (GO) (ST AID WITHHLDG)
   4.000%, 08/15/21.......................................   2,125    2,407,795
City of Norfolk (GO) Series A
   4.000%, 03/01/16.......................................   2,000    2,043,560
City of Norfolk (GO) Series C (ST AID WITHHLDG)
   5.000%, 10/01/19.......................................   2,500    2,879,550
City of Virginia Beach (GO) Series A
   4.000%, 08/01/17.......................................     145      154,583
Commonwealth of Virginia (GO) Series B
   5.000%, 06/01/17.......................................  10,460   11,284,771
   5.000%, 06/01/19.......................................  10,250   11,767,000
   5.000%, 06/01/19.......................................   5,705    6,549,340
Fairfax County (GO) Series A (ST AID WITHHLDG)
   4.000%, 04/01/16.......................................   3,065    3,141,257
   4.000%, 10/01/18.......................................   5,380    5,888,840
   4.000%, 10/01/19.......................................  12,300   13,723,602
   4.000%, 10/01/20.......................................  15,530   17,490,197
Fairfax County (GO) Series B (ST AID WITHHLDG)
   5.000%, 10/01/18.......................................  10,000   11,256,000
   4.000%, 04/01/19.......................................   7,000    7,735,910
Henrico County (GO)
   5.000%, 07/15/19.......................................   5,460    6,286,589
University of Virginia (RB) Series B
   5.000%, 08/01/21.......................................  15,000   17,873,100
Virginia Public Building Authority (RB) Series A
   5.000%, 08/01/18.......................................   8,370    9,353,475
Virginia Public School Authority (RB) (ST AID WITHHLDG)
   5.000%, 08/01/19.......................................  15,580   17,892,384
Virginia Public School Authority (RB) Series A (ST AID
  WITHHLDG)
   4.000%, 08/01/17.......................................   6,465    6,885,613
Virginia Resources Authority (RB) Series B
   4.000%, 10/01/19.......................................   4,875    5,424,559
Virginia State Public School Authority (RB) (ST AID
  WITHHLDG)
   5.000%, 07/15/19.......................................   4,080    4,689,144
                                                                   ------------
TOTAL VIRGINIA............................................          164,727,269
                                                                   ------------
WASHINGTON -- (4.3%)
Central Puget Sound Regional Transit Authority (RB)
  Series P-1
   5.000%, 02/01/18.......................................   3,000    3,302,850
City of Seattle (GO)
   5.000%, 12/01/17.......................................   4,050    4,441,513
City of Seattle (GO) Series B
   5.000%, 08/01/15.......................................   7,385    7,385,000
City of Seattle Water System Revenue (RB)
   5.000%, 09/01/19.......................................   3,890    4,469,026
King County School District No. 405 Bellevue (GO) (SCH BD
  GTY)
   5.000%, 12/01/18.......................................   1,240    1,402,093
King County School District No. 405 Bellevue (GO) Series
  B (SCH BD GTY)
   5.000%, 12/01/16.......................................   4,080    4,322,760
King County School District No. 414 Lake Washington (GO)
  (SCH BD GTY)
   4.000%, 12/01/15.......................................   2,430    2,460,521
King County Sewer Revenue (RB)
   4.000%, 01/01/16.......................................   6,510    6,611,296
   5.000%, 01/01/18.......................................   4,670    5,126,959
Snohomish County Public Utility District No. 1 (RB)
   5.000%, 12/01/15.......................................   5,000    5,077,900
   5.000%, 12/01/18.......................................   2,390    2,690,710
   5.000%, 12/01/19.......................................   5,810    6,705,263
Snohomish County School District No. 6 Mukilteo (GO) (SCH
  BD GTY)
   5.000%, 12/01/18.......................................     500      563,960
Washington State (GO)
   5.000%, 07/01/17.......................................   4,975    5,379,219
   5.000%, 07/01/20.......................................   3,650    4,265,135
Washington State (GO) Series 2010A
   5.000%, 08/01/18.......................................   4,500    5,037,210
Washington State (GO) Series A
   5.000%, 01/01/16.......................................   2,000    2,039,300
   5.000%, 08/01/18.......................................   2,735    3,061,504
Washington State (GO) Series D
   5.000%, 02/01/19.......................................   1,710    1,938,285
Washington State (GO) Series E
   5.000%, 02/01/19.......................................   4,080    4,624,680

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
WASHINGTON -- (Continued)
Washington State (GO) Series R
   5.000%, 07/01/18................................. $     7,065 $    7,887,366
Washington State (GO) Series R-2010A
   5.000%, 01/01/17.................................       1,215      1,290,597
Washington State (GO) Series R-2015
   5.000%, 07/01/18.................................       4,160      4,644,224
                                                                 --------------
TOTAL WASHINGTON....................................                 94,727,371
                                                                 --------------
WISCONSIN -- (3.4%)
City of Milwaukee (GO) Series N2
   5.000%, 04/01/17.................................       5,000      5,358,400
   5.000%, 05/01/19.................................      10,010     11,384,673
   5.000%, 04/01/20.................................       5,860      6,790,275
State of Wisconsin (GO) Series 1 (AMBAC)
   5.000%, 05/01/19.................................       3,000      3,427,380
Wisconsin State (GO) Series 1 (AMBAC)
   5.000%, 05/01/16.................................      14,075     14,568,188
   5.000%, 05/01/17.................................       9,000      9,677,430
Wisconsin State (GO) Series 2
   5.000%, 11/01/19.................................       4,000      4,628,080
Wisconsin State (GO) Series A
   4.000%, 05/01/16.................................       5,090      5,230,790
   5.000%, 05/01/16.................................       4,780      4,947,491
Wisconsin State (GO) Series B
   5.000%, 05/01/21.................................       6,000      7,088,940
                                                                 --------------
TOTAL WISCONSIN.....................................                 73,101,647
                                                                 --------------
TOTAL MUNICIPAL BONDS...............................              2,167,289,434
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   JPMorgan Tax Free Money Market Fund, 0.010%......  11,535,377     11,535,377
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,170,506,608)^^...........................             $2,178,824,811
                                                                 ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Municipal Bonds...............          -- $2,167,289,434   --    $2,167,289,434
Temporary Cash Investments.... $11,535,377             --   --        11,535,377
                               ----------- --------------   --    --------------
TOTAL......................... $11,535,377 $2,167,289,434   --    $2,178,824,811
                               =========== ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MUNICIPAL BONDS -- (99.1%)

ALABAMA -- (--%)
Alabama State (GO) Series A
   5.000%, 08/01/21......................................... $  250 $   297,415
                                                                    -----------
ALASKA -- (1.1%)
Borough of North Slope (GO) Series A
   4.000%, 06/30/18.........................................    400     433,528
City of Anchorage (GO) Series B
   5.000%, 09/01/21.........................................  3,845   4,571,628
   5.000%, 09/01/23.........................................    200     243,354
City of Anchorage (GO) Series C
   5.000%, 09/01/24.........................................  2,765   3,378,167
                                                                    -----------
TOTAL ALASKA................................................          8,626,677
                                                                    -----------
ARIZONA -- (0.8%)
Maricopa County Community College District (GO)
   4.000%, 07/01/18.........................................  4,000   4,339,160
Maricopa County High School District No. 210-Phoenix (GO)
   3.000%, 07/01/23.........................................  1,810   1,918,582
Pima County (GO)
   3.000%, 07/01/16.........................................    450     460,894
                                                                    -----------
TOTAL ARIZONA...............................................          6,718,636
                                                                    -----------
ARKANSAS -- (1.0%)
Arkansas State (GO)
   5.000%, 04/01/18.........................................  2,500   2,772,525
   5.000%, 04/01/21.........................................  1,000   1,184,910
   5.000%, 04/01/22.........................................  2,800   3,351,796
Springdale School District No. 50 (GO) Series A (ST AID
  WITHHLDG)
   4.000%, 06/01/16.........................................    400     412,044
                                                                    -----------
TOTAL ARKANSAS..............................................          7,721,275
                                                                    -----------
COLORADO -- (1.2%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID
  WITHHLDG)
   5.000%, 12/01/21.........................................    425     507,599
Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
   3.000%, 12/15/16.........................................    750     776,130
   5.000%, 12/15/19.........................................  3,115   3,616,452
Boulder County (RB)
   5.000%, 07/15/18.........................................    540     600,680
City & County of Denver (GO) Series A
   5.000%, 08/01/19.........................................  2,085   2,404,130
Denver City & County School District No. 1 (GO) Series C
  (ST AID WITHHLDG)
   3.000%, 12/01/23.........................................  1,540   1,629,582
                                                                    -----------
TOTAL COLORADO..............................................          9,534,573
                                                                    -----------
CONNECTICUT -- (2.7%)
City of Middletown (GO)
   4.000%, 04/01/22.........................................  1,350   1,509,408
Connecticut State (GO) Series A
   5.000%, 10/15/17.........................................  2,500   2,726,200
   5.000%, 10/15/18.........................................  3,300   3,693,987
   5.000%, 10/15/19.........................................    600     688,476
Connecticut State (GO) Series B (AMBAC)
   5.250%, 06/01/18.........................................  6,800   7,577,920
Connecticut State (GO) Series E
   5.000%, 08/15/19.........................................  2,775   3,171,936
Connecticut State Special Tax Revenue (ST) Revenue Series A
  (AMBAC)
   4.000%, 08/01/16.........................................    300     310,983
Town of Trumbull (GO) Series A
   3.000%, 09/01/15.........................................  1,630   1,633,537
   3.000%, 09/01/16.........................................    450     462,258
                                                                    -----------
TOTAL CONNECTICUT...........................................         21,774,705
                                                                    -----------
DELAWARE -- (1.5%)
Delaware State (GO) Series 2009C
   5.000%, 10/01/17.........................................  3,080   3,364,223
Delaware State (GO) Series A
   5.000%, 08/01/23.........................................  2,225   2,728,473
Delaware State (GO) Series B
   5.000%, 07/01/18.........................................  4,395   4,913,302
New Castle County (GO) Series B
   5.000%, 07/15/22.........................................    700     844,081
                                                                    -----------
TOTAL DELAWARE..............................................         11,850,079
                                                                    -----------
DISTRICT OF COLUMBIA -- (1.2%)
District of Columbia (GO) Series A
   5.000%, 06/01/20.........................................  3,445   4,016,043
District of Columbia (GO) Series B
   5.000%, 06/01/25.........................................  4,500   5,522,670
                                                                    -----------
TOTAL DISTRICT OF COLUMBIA..................................          9,538,713
                                                                    -----------
FLORIDA -- (3.6%)
Board of Governors State University System of Florida (RB)
  Series A
   3.000%, 07/01/24.........................................  2,580   2,678,195
City of Jacksonville (RB)
   5.000%, 10/01/18.........................................    315     352,576

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
FLORIDA -- (Continued)
City of Tallahassee Energy System Revenue (RB)
   5.000%, 10/01/20......................................... $  250 $   292,303
Florida State (GO) Series A
   5.000%, 06/01/17.........................................    150     161,885
   5.000%, 06/01/18.........................................  5,000   5,574,400
   5.000%, 06/01/19.........................................  1,860   2,131,504
   5.000%, 06/01/20.........................................  4,000   4,673,200
Florida State (GO) Series B
   5.000%, 06/01/17.........................................    300     323,769
   5.000%, 06/01/20.........................................  2,400   2,803,920
   5.000%, 06/01/23.........................................    350     425,390
Florida State (GO) Series D
   5.000%, 06/01/22.........................................  1,000   1,198,160
Pasco County Water & Sewer (RB) Series A
   4.000%, 10/01/17.........................................    320     341,270
Peace River/Manasota Regional Water Supply Authority (RB)
   5.000%, 10/01/25.........................................  2,030   2,454,270
Tampa Bay Water (RB) Series A
   5.000%, 10/01/25.........................................  2,850   3,517,128
Tampa Bay Water (RB) Series A (ETM)
   5.000%, 10/01/16.........................................    520     546,801
   5.000%, 10/01/16.........................................    480     504,739
Tampa Bay Water Supply (RB)
   5.000%, 10/01/19.........................................    450     519,898
                                                                    -----------
TOTAL FLORIDA...............................................         28,499,408
                                                                    -----------
GEORGIA -- (1.4%)
DeKalb County Water & Sewerage Revenue (RB) Series B
   5.250%, 10/01/24.........................................  2,830   3,491,937
Georgia State (GO) Series I
   5.000%, 07/01/19.........................................  4,000   4,603,000
Georgia State Road & Tollway Authority (RB) Series A
   5.000%, 06/01/16.........................................  1,200   1,244,748
Gordon County School District (GO) (ST AID WITHHLDG)
   3.000%, 09/01/17.........................................    250     260,858
Gwinnett County Water & Sewerage Authority (RB) (CNTY GTD)
   3.000%, 08/01/17.........................................  1,675   1,749,604
                                                                    -----------
TOTAL GEORGIA...............................................         11,350,147
                                                                    -----------
HAWAII -- (3.0%)
City & County of Honolulu (GO) Series B
   5.000%, 08/01/20.........................................  1,470   1,718,724
   5.000%, 10/01/23.........................................    200     242,092
   5.000%, 10/01/24.........................................  6,870   8,399,674
   5.000%, 10/01/25.........................................  4,925   6,067,846
City & County of Honolulu (GO) Series B (AGM)
   5.250%, 07/01/17.........................................    545     591,418
City & County of Honolulu (GO) Series C
   2.000%, 11/01/16.........................................  1,230   1,253,837
Hawaii State (GO) Series DO
   5.000%, 08/01/16.........................................    100     104,637
Hawaii State (GO) Series EA
   5.000%, 12/01/21.........................................    850   1,011,832
Hawaii State (GO) Series EF
   5.000%, 11/01/22.........................................  2,240   2,685,715
Maui County (GO)
   5.000%, 06/01/18.........................................  1,750   1,944,285
                                                                    -----------
TOTAL HAWAII................................................         24,020,060
                                                                    -----------
ILLINOIS -- (0.1%)
University of Illinois (RB) Series A
   5.000%, 04/01/20.........................................    500     569,695
                                                                    -----------
IOWA -- (0.1%)
City of Ankeny (GO) Series D
   4.000%, 06/01/18.........................................    700     747,768
State of Iowa (RB) Series A
   5.000%, 06/01/18.........................................    275     305,858
                                                                    -----------
TOTAL IOWA..................................................          1,053,626
                                                                    -----------
KANSAS -- (2.2%)
City of Lenexa (GO) Series A
   5.000%, 09/01/21.........................................    525     624,881
City of Topeka (GO) Series A
   4.000%, 08/15/15.........................................    450     450,567
City of Wichita (GO) Series A
   5.000%, 12/01/19.........................................  3,000   3,473,220
Johnson County (GO) Series B
   3.000%, 09/01/22.........................................  2,260   2,414,494
Johnson County Unified School District No. 232 (GO) Series A
   5.000%, 09/01/17.........................................    400     434,544
Johnson County Unified School District No. 232 (GO) Series
  A-REF
   5.000%, 09/01/20.........................................  2,550   2,978,885
Kansas State Department of Transportation (RB) Series A
   5.000%, 09/01/17.........................................  4,075   4,432,174
Sedgwick County (GO) Series B
   3.000%, 08/01/17.........................................    500     522,270

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
KANSAS -- (Continued)
Sedgwick County Unified School District No. 260 (GO)
   5.000%, 10/01/21........................................ $ 1,325 $ 1,559,154
Wyandotte County Unified Government (GO) Series A
   3.000%, 08/01/18........................................     580     609,336
                                                                    -----------
TOTAL KANSAS...............................................          17,499,525
                                                                    -----------
KENTUCKY -- (0.2%)
Louisville Water Co (RB) Series A
   4.000%, 11/15/21........................................   1,215   1,375,283
                                                                    -----------
LOUISIANA -- (2.5%)
Bossier Parish School Board (GO)
   4.000%, 03/01/17........................................   1,020   1,074,019
Lafayette Consolidated Government (RB) Series ST-A
   4.000%, 03/01/17........................................   1,330   1,398,934
Louisiana State (GO) Series A
   5.000%, 02/01/24........................................   2,000   2,383,660
Louisiana State (GO) Series C
   5.000%, 07/15/22........................................  12,765  14,992,110
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
   5.000%, 03/01/16........................................     575     590,571
                                                                    -----------
TOTAL LOUISIANA............................................          20,439,294
                                                                    -----------
MARYLAND -- (6.8%)
Anne Arundel County (GO)
   5.000%, 04/01/22........................................   2,475   2,955,917
Baltimore County (GO) Series B
   5.000%, 08/01/24........................................   5,800   7,149,892
Baltimore County (GO) Series C
   4.000%, 09/01/18........................................   2,410   2,635,865
Carroll County (GO)
   4.000%, 11/01/18........................................   2,890   3,170,446
Charles County (GO)
   5.000%, 03/01/19........................................   2,000   2,277,000
City of Baltimore (GO) Series B
   5.000%, 10/15/22........................................   8,060   9,601,072
Howard County (GO) Series A
   5.000%, 02/15/18........................................   2,000   2,211,900
Maryland State (GO)
   5.000%, 03/01/19........................................   4,680   5,329,958
Maryland State (GO) Series A
   5.000%, 03/01/16........................................   1,000   1,027,550
Maryland State (GO) Series B
   5.000%, 08/01/19........................................   2,500   2,878,425
Maryland State (GO) Series C
   5.000%, 11/01/18........................................   5,000   5,644,300
Prince George's County (GO) Series B
   5.000%, 09/15/18........................................   2,000   2,251,000
   4.000%, 03/01/22........................................   2,480   2,820,033
Town of Ocean City (GO)
   3.000%, 10/01/18........................................     825     874,533
Washington Suburban Sanitary Commission (GO) Series A
   4.000%, 06/01/18........................................   1,550   1,685,408
Worcester County (GO) Series B
   4.000%, 08/01/21........................................   2,000   2,257,220
                                                                    -----------
TOTAL MARYLAND.............................................          54,770,519
                                                                    -----------
MASSACHUSETTS -- (5.0%)
City of Boston (GO) Series A
   5.000%, 03/01/20........................................   1,770   2,065,785
City of Boston (GO) Series B
   4.000%, 01/01/23........................................   1,795   2,052,906
City of Springfield (GO) Series C (ST AID WITHHLDG)
   4.000%, 08/01/23........................................     150     169,213
City of Woburn (GO)
   4.000%, 09/01/22........................................     350     391,048
Commonwealth of Massachusetts (GO) Series B
   5.000%, 08/01/18........................................   2,500   2,799,250
   5.250%, 08/01/21........................................   5,000   6,006,650
Commonwealth of Massachusetts (GO) Series B (AGM)
   5.250%, 09/01/24........................................   3,700   4,616,564
Commonwealth of Massachusetts (GO) Series C
   5.000%, 08/01/20........................................   2,500   2,930,900
Commonwealth of Massachusetts (GO) Series C (AMBAC)
   5.500%, 12/01/23........................................   3,500   4,392,010
Massachusetts Bay Transportation Authority (RB) Series B
  (NATL-RE)
   5.500%, 07/01/24........................................   3,020   3,799,673
Massachusetts Water Resources Authority (RB) Series A
   5.000%, 08/01/22........................................   3,000   3,597,270
Massachusetts Water Resources Authority (RB) Series J (AGM
  GO OF AUTH)
   5.250%, 08/01/18........................................   2,000   2,253,460
Town of Auburn (GO)
   2.000%, 03/15/19........................................     750     774,907
Town of Lynnfield (GO)
   4.000%, 07/01/16........................................   1,290   1,333,370
Town of Nantucket (GO)
   3.000%, 10/01/22........................................   1,115   1,187,442

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MASSACHUSETTS -- (Continued)
Town of Reading (GO)
   5.000%, 02/01/18......................................... $1,065 $ 1,171,947
Town of Westwood (GO)
   3.000%, 06/01/16.........................................    600     613,542
                                                                    -----------
TOTAL MASSACHUSETTS.........................................         40,155,937
                                                                    -----------
MICHIGAN -- (1.9%)
Kentwood Public Schools (GO)
   4.000%, 05/01/22.........................................    500     553,755
Michigan Finance Authority (RB) Series A
   5.000%, 07/01/16.........................................  2,500   2,608,275
Michigan State (GO)
   5.000%, 11/01/19.........................................  4,400   5,094,848
Michigan State Trunk Line Revenue (RB)
   5.000%, 11/15/18.........................................  5,000   5,629,450
University of Michigan (RB) Series A
   4.000%, 04/01/23.........................................  1,000   1,135,970
                                                                    -----------
TOTAL MICHIGAN..............................................         15,022,298
                                                                    -----------
MINNESOTA -- (2.7%)
City of Edina (GO) Series B
   3.000%, 02/01/19.........................................    305     326,082
Lakeville Minnesota Independent School District No. 194
  (GO) Series D (SD CRED PROG)
   5.000%, 02/01/22.........................................  4,000   4,721,520
Minnesota Public Facilities Authority (RB) Series A
   5.000%, 03/01/18.........................................    620     685,156
Minnesota State (GO)
   5.000%, 10/01/21.........................................  4,660   5,564,086
Minnesota State (GO) Series D
   5.000%, 08/01/17.........................................  2,700   2,931,714
   5.000%, 08/01/18.........................................    485     543,205
Minnesota State (GO) Series E
   2.000%, 08/01/19.........................................  1,810   1,871,250
Rochester Independent School District No. 535 (GO) Series A
  (SD CRED PROG)
   3.000%, 02/01/22.........................................  1,240   1,312,776
Saint Paul Public Library Agency (GO) Series C
   5.000%, 03/01/20.........................................    250     291,170
Stillwater Independent School District No. 834 (GO) Series
  A (SD CRED PROG)
   3.000%, 02/01/16.........................................  1,200   1,216,524
University of Minnesota (RB) Series A (GO OF UNIV)
   5.000%, 12/01/17.........................................  1,760   1,928,432
                                                                    -----------
TOTAL MINNESOTA.............................................         21,391,915
                                                                    -----------
MISSISSIPPI -- (1.2%)
Mississippi State (GO) Series F
   5.000%, 11/01/21.........................................  7,750   9,212,193
                                                                    -----------
MISSOURI -- (1.2%)
City of Kansas City (GO) Series A
   4.000%, 02/01/22.........................................  1,150   1,291,542
   5.000%, 02/01/23.........................................  3,955   4,727,807
City of Liberty (GO)
   4.000%, 03/01/16.........................................    385     393,362
Missouri State (GO) Series A
   4.000%, 10/01/17.........................................  3,000   3,210,060
                                                                    -----------
TOTAL MISSOURI..............................................          9,622,771
                                                                    -----------
NEBRASKA -- (0.4%)
Omaha Public Power District (RB) Series B
   5.000%, 02/01/18.........................................  2,965   3,271,255
                                                                    -----------
NEVADA -- (0.9%)
City of Henderson NV (GO)
   5.000%, 06/01/21.........................................    490     578,964
Clark County (GO) Series A
   5.000%, 07/01/25.........................................  2,700   3,307,554
Clark County (RB) (AMBAC)
   5.000%, 07/01/16.........................................    400     416,912
Clark County School District (GO) Series A
   5.000%, 06/15/19.........................................  1,500   1,707,105
Clark County School District (GO) Series A (NATL-RE FGIC)
   4.500%, 06/15/17.........................................    400     427,128
Nevada State (GO) Series D
   5.000%, 06/01/17.........................................    425     458,108
                                                                    -----------
TOTAL NEVADA................................................          6,895,771
                                                                    -----------
NEW HAMPSHIRE -- (1.2%)
City of Dover (GO)
   3.000%, 06/15/19.........................................    600     639,222
City of Nashua (GO)
   5.000%, 03/15/17.........................................    330     353,575
City of Portsmouth (GO)
   4.000%, 09/15/16.........................................  1,395   1,451,567

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
NEW HAMPSHIRE -- (Continued)
New Hampshire State (GO) Series A
   5.000%, 03/01/23........................................ $ 5,910 $ 7,159,256
                                                                    -----------
TOTAL NEW HAMPSHIRE........................................           9,603,620
                                                                    -----------
NEW JERSEY -- (0.9%)
Essex County (GO) Series A
   5.000%, 08/01/20........................................   1,000   1,168,160
Livingston Township (GO)
   3.000%, 01/15/21........................................     350     372,249
New Milford School District (GO) (SCH BD RES FD)
   4.000%, 08/15/16........................................     440     455,950
Princeton Regional School District (GO) (ST AID WITHHLDG)
   1.750%, 02/01/22........................................   1,095   1,074,261
South Orange & Maplewood School District (GO) (SCH BD RES
  FD)
   3.000%, 03/01/22........................................     350     361,830
Township of North Brunswick (GO)
   2.000%, 08/01/18........................................   1,075   1,101,456
Union County (GO) Series B
   3.000%, 03/01/22........................................   2,315   2,440,797
Union County (GO) Series B (ETM)
   3.000%, 03/01/22........................................      45      47,987
                                                                    -----------
TOTAL NEW JERSEY...........................................           7,022,690
                                                                    -----------
NEW MEXICO -- (1.0%)
Farmington Municipal School District No. 5 (GO) (ST AID
  WITHHLDG)
   4.000%, 09/01/20........................................     945   1,037,638
Las Cruces School District No. 2 (GO) Series A (ST AID
  WITHHLDG)
   4.000%, 08/01/19........................................   1,000   1,086,730
   4.000%, 08/01/20........................................     125     137,063
New Mexico State Severance Tax Permanent Fund (RB) Series A
   5.000%, 07/01/19........................................   2,000   2,294,060
Santa Fe County (GO)
   5.000%, 07/01/22........................................   1,000   1,194,000
Santa Fe Public School District (GO) (ST AID WITHHLDG)
   5.000%, 08/01/24........................................   2,000   2,438,060
                                                                    -----------
TOTAL NEW MEXICO...........................................           8,187,551
                                                                    -----------
NEW YORK -- (4.8%)
Albany County (GO) Series B
   4.000%, 11/01/18........................................   2,470   2,708,034
City of New York (GO) Series 1
   5.000%, 08/01/17........................................   1,000   1,084,370
City of New York (GO) Series B
   5.000%, 08/01/19........................................     600     685,770
   5.000%, 08/01/21........................................     450     528,615
   5.000%, 08/01/22........................................     600     707,856
City of New York (GO) Series B-Subseries B-7 (AMBAC)
   5.000%, 08/15/18........................................   1,620   1,811,743
City of New York (GO) Series C
   5.250%, 08/01/18........................................     430     483,410
   5.000%, 08/01/20........................................   2,375   2,761,959
City of New York (GO) Series E
   5.000%, 08/01/23........................................   6,000   7,118,340
City of New York (GO) Series F
   3.000%, 08/01/15........................................     150     150,000
City of New York (GO) Series G
   5.000%, 08/01/19........................................   3,500   4,000,325
Malverne Union Free School District (GO) (ST AID WITHHLDG)
   2.125%, 08/01/17........................................     605     621,027
New York State Dormitory Authority (RB) Series B
   5.000%, 02/15/22........................................  10,200  12,111,888
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/19........................................     825     938,594
New York State Urban Development Corp. (RB) Series C
   5.000%, 12/15/18........................................   2,225   2,515,251
Town of Cheektowaga (GO)
   5.000%, 07/15/23........................................     300     364,818
                                                                    -----------
TOTAL NEW YORK.............................................          38,592,000
                                                                    -----------
NORTH CAROLINA -- (3.7%)
City of Charlotte (GO) Series A
   5.000%, 07/01/18........................................   4,380   4,896,533
City of High Point (GO)
   5.000%, 03/01/18........................................     700     768,670
Forsyth County (GO)
   4.000%, 12/01/21........................................   3,500   3,994,060
Lincoln County (GO) Series A
   2.000%, 06/01/17........................................     500     512,205
North Carolina State (GO) Series B
   5.000%, 06/01/18........................................   2,000   2,230,360
North Carolina State (GO) Series C
   5.000%, 05/01/21........................................   4,625   5,509,023
North Carolina State (GO) Series D
   4.000%, 06/01/23........................................   6,550   7,519,662
Onslow County (GO)
   5.000%, 04/01/17........................................     600     643,734

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
NORTH CAROLINA -- (Continued)
Wake County (GO) Series C
   5.000%, 03/01/24........................................ $ 3,000 $ 3,692,430
                                                                    -----------
TOTAL NORTH CAROLINA.......................................          29,766,677
                                                                    -----------
NORTH DAKOTA -- (--%)
North Dakota State Board of Higher Education (RB) Series A
   2.000%, 04/01/16........................................     300     303,378
                                                                    -----------
OHIO -- (1.7%)
City of Columbus (GO) Series 1
   5.000%, 07/01/22........................................   4,100   4,907,126
Hamilton County Sewer System Revenue (RB) Series A
   5.000%, 12/01/21........................................     200     237,814
Oakwood City School District (GO)
   2.000%, 12/01/17........................................     280     284,595
Ohio State (GO) Series A
   5.000%, 09/01/19........................................     550     634,953
   5.000%, 05/01/20........................................   1,555   1,816,224
   3.000%, 02/01/22........................................     500     531,855
   5.000%, 09/15/22........................................     500     599,325
Ohio State (GO) Series B
   5.000%, 08/01/17........................................     400     434,328
   5.000%, 08/01/19........................................     200     230,358
   5.000%, 06/15/21........................................   1,500   1,779,600
Ohio State (GO) Series C
   5.000%, 09/15/21........................................   1,000   1,190,120
Ohio State (RB) Series 1-GARVEE
   5.000%, 12/15/17........................................   1,250   1,373,163
                                                                    -----------
TOTAL OHIO.................................................          14,019,461
                                                                    -----------
OKLAHOMA -- (0.6%)
City of Tulsa (GO)
   5.000%, 12/01/17........................................     400     439,156
   4.000%, 03/01/18........................................   1,500   1,618,365
Cleveland County Independent School District No. 29 (GO)
   1.500%, 03/01/16........................................   1,250   1,257,987
Tulsa County Independent School District No. 1 (GO)
   2.000%, 09/01/15........................................   1,090   1,091,504
Tulsa County Independent School District No. 3 (GO)
   2.000%, 04/01/16........................................     425     429,926
                                                                    -----------
TOTAL OKLAHOMA.............................................           4,836,938
                                                                    -----------
OREGON -- (1.2%)
City of Portland (GO)
   4.000%, 06/01/20........................................     935   1,022,338
Deschutes County (GO)
   3.000%, 12/01/15........................................     225     227,066
Deschutes County Administrative School District No. 1 (GO)
  (NATL-RE FGIC)
   5.000%, 06/15/16........................................     200     208,112
Lane County School District No. 4J Eugene (GO) Series A
  (SCH BD GTY)
   5.000%, 06/15/23........................................   3,355   4,078,271
Oregon State (GO) Series A
   5.000%, 05/01/21........................................     200     237,260
Portland Community College District (GO)
   5.000%, 06/15/18........................................   2,760   3,077,234
Washington County School District No. 1 (GO) (NATL-RE FGIC)
   5.250%, 06/15/17........................................     400     433,748
                                                                    -----------
TOTAL OREGON...............................................           9,284,029
                                                                    -----------
PENNSYLVANIA -- (3.2%)
Commonwealth of Pennsylvania (GO)
   5.000%, 07/01/18........................................   1,500   1,664,535
Commonwealth of Pennsylvania (GO) Series 1
   5.000%, 04/01/22........................................  11,260  13,058,109
Commonwealth of Pennsylvania (GO) Series REF
   5.000%, 07/01/17........................................   1,035   1,114,985
Marple Newtown School District (GO) (AGM ST AID WITHHLDG)
   4.000%, 06/01/16........................................     375     385,819
Monroe County (GO)
   4.000%, 12/15/18........................................     400     434,436
Montgomery County (GO)
   5.000%, 05/01/23........................................   5,255   6,313,199
Pennsylvania Economic Dev. Financing Authority (RB) Series
  A
   5.000%, 07/01/19........................................   1,300   1,492,751
West View Municipal Authority Water Revenue (RB)
   4.000%, 11/15/20........................................   1,100   1,226,588
                                                                    -----------
TOTAL PENNSYLVANIA.........................................          25,690,422
                                                                    -----------
RHODE ISLAND -- (0.3%)
Rhode Island State (GO) Series A
   5.000%, 08/01/22........................................   1,605   1,894,654
Rhode Island State (GO) Series D
   5.000%, 08/01/22........................................     685     808,622
                                                                    -----------
TOTAL RHODE ISLAND.........................................           2,703,276
                                                                    -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
SOUTH CAROLINA -- (3.4%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
   5.000%, 03/01/22......................................... $3,485 $ 4,149,485
Berkeley County School District (GO) Series B (SCSDE)
   5.000%, 03/01/22.........................................  4,120   4,885,949
Charleston County (GO) Series A
   5.000%, 11/01/22.........................................  4,780   5,766,831
Charleston County School District Dev. Corp. (GO) Series A
  (SCSDE)
   5.000%, 02/01/21.........................................  2,020   2,379,520
City of North Charleston (GO) (ST AID WITHHLDG)
   5.000%, 06/01/21.........................................    385     453,734
Clemson University (RB)
   3.000%, 05/01/21.........................................    350     369,856
Richland County School District No. 2 (GO) Series A (SCSDE)
   5.000%, 02/01/21.........................................  2,085   2,452,481
South Carolina State (GO) Series A (ST AID WITHHLDG)
   5.000%, 10/01/23.........................................  5,500   6,735,850
                                                                    -----------
TOTAL SOUTH CAROLINA........................................         27,193,706
                                                                    -----------
TENNESSEE -- (6.3%)
City of Clarksville Water Sewer & Gas Revenue (RB)
   5.000%, 02/01/20.........................................  3,150   3,631,320
City of Johnson City (GO)
   2.000%, 06/01/18.........................................  1,000   1,022,130
   3.000%, 06/01/19.........................................    875     929,941
City of Memphis (GO) Series A
   5.000%, 11/01/22.........................................  9,695  11,580,871
   5.000%, 04/01/25.........................................    370     449,968
City of Pigeon Forge (GO)
   4.000%, 06/01/21.........................................    670     748,759
Hamilton County (GO) Series B
   3.000%, 03/01/22.........................................  4,550   4,846,205
Maury County (GO)
   5.000%, 04/01/21.........................................  5,105   6,000,570
Metropolitan Government Nashville & Davidson County
  Health & Educational Facs Bd (RB) Series E
   4.000%, 10/01/17.........................................  2,000   2,138,260
Metropolitan Government of Nashville & Davidson County (GO)
   5.000%, 01/01/18.........................................  2,700   2,966,895
Putnam County (GO)
   4.000%, 04/01/23.........................................    975   1,100,210
Shelby County (GO) Series A
   5.000%, 04/01/20.........................................  7,000   8,162,770
Sumner County (GO)
   5.000%, 06/01/21.........................................    110     130,374
Tennessee State (GO) Series A
   4.000%, 09/01/18.........................................  3,325   3,636,619
Williamson County (GO)
   4.000%, 03/01/18.........................................  1,445   1,560,947
Williamson County (GO) Series A
   4.000%, 05/01/22.........................................    300     338,451
Wilson County (GO) Series B
   4.000%, 04/01/20.........................................  1,040   1,157,468
                                                                    -----------
TOTAL TENNESSEE.............................................         50,401,758
                                                                    -----------
TEXAS -- (10.1%)
Austin Independent School District (GO) (PSF-GTD)
   5.000%, 08/01/20.........................................    350     409,958
City of Copperas Cove (GO)
   4.000%, 08/15/15.........................................    750     750,945
City of Denton (GO)
   4.000%, 02/15/22.........................................  2,510   2,832,158
City of Fort Worth Water & Sewer System (RB)
   5.000%, 02/15/19.........................................    400     454,132
City of Houston (GO) Series A
   5.000%, 03/01/18.........................................    750     828,210
   5.000%, 03/01/21.........................................  3,100   3,641,632
   5.000%, 03/01/22.........................................  5,890   7,013,046
City of Richardson (GO)
   4.250%, 02/15/18.........................................    400     433,204
City of San Antonio (GO)
   5.000%, 02/01/20.........................................  1,000   1,157,990
City of San Antonio Public Service Board (RB) Series D
   5.000%, 02/01/19.........................................    400     452,956
City of Southlake (GO)
   3.000%, 02/15/23.........................................  1,510   1,597,686
El Paso Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/24.........................................    500     611,310
Fort Bend Independent School District (GO) (PSF-GTD)
   3.000%, 08/15/17.........................................  1,500   1,568,715
Galveston County (GO)
   5.000%, 02/01/22.........................................  1,000   1,165,170
Grayson County (GO)
   5.000%, 01/01/21.........................................  1,990   2,301,037
Harris County (GO) Series A
   4.000%, 10/01/18.........................................    880     962,086

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
TEXAS -- (Continued)
Harris County Metropolitan Transit Authority (RB) Series B
   4.000%, 11/01/18........................................ $   400 $   436,272
Hays Consolidated Independent School District (GO)
  (PSF-GTD)
   5.000%, 08/15/23........................................   1,355   1,639,442
Hidalgo County Drain District No. 1 (GO)
   5.000%, 09/01/22........................................   1,000   1,186,760
Houston Community College System (GO)
   5.000%, 02/15/17........................................   1,000   1,067,770
Humble Independent School District (GO) Series A (PSF-GTD)
   2.000%, 02/15/19........................................     100     102,965
   5.500%, 02/15/25........................................   7,000   8,879,290
La Porte Independent School District (GO)
   5.000%, 02/15/21........................................   1,700   1,989,884
Mansfield Independent School District (GO)
   5.000%, 02/15/20........................................   1,000   1,141,810
Mansfield Independent School District (GO) Series A
  (PSF-GTD)
   5.000%, 02/15/22........................................     895   1,064,567
Mesquite Independent School District (GO) Series B
  (PSF-GTD)
   5.000%, 08/15/17........................................   2,270   2,465,697
Northside Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/23........................................   4,535   5,442,816
Pflugerville Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/16........................................     350     366,944
San Antonio Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/20........................................   4,100   4,761,002
Tarrant Regional Water District (RB)
   6.000%, 09/01/24........................................   3,450   4,473,408
Texas A&M University (RB) Series B
   5.000%, 05/15/21........................................   4,000   4,728,200
Texas A&M University Fund (RB)
   5.000%, 07/01/23........................................   3,500   4,247,075
Texas State (GO)
   5.000%, 04/01/19........................................   4,500   5,132,295
Texas Transportation Commission State Highway Fund (RB)
   5.250%, 04/01/26........................................     300     376,107
Texas Transportation Commission State Highway Fund (RB)
  Series A
   5.000%, 04/01/19........................................   5,000   5,698,650
                                                                    -----------
TOTAL TEXAS................................................          81,381,189
                                                                    -----------
UTAH -- (2.5%)
Davis County (GO)
   4.000%, 02/01/18........................................     350     371,651
Jordan School District (GO) (SCH BD GTY)
   5.000%, 06/15/17........................................   1,070   1,156,370
North Davis County Sewer District (RB)
   3.000%, 03/01/21........................................   2,135   2,243,565
Utah State (GO)
   5.000%, 07/01/22........................................  11,285  13,619,979
Utah State (GO) Series C
   5.000%, 07/01/19........................................   1,100   1,264,912
Washington County School District Board of Education/St
  George (GO) (SCH BD GTY)
   5.000%, 03/01/18........................................   1,500   1,651,980
                                                                    -----------
TOTAL UTAH.................................................          20,308,457
                                                                    -----------
VERMONT -- (0.2%)
Vermont State (GO) Series C
   4.000%, 08/15/23........................................     225     258,579
Vermont State (GO) Series F
   5.000%, 08/15/17........................................   1,500   1,631,550
                                                                    -----------
TOTAL VERMONT..............................................           1,890,129
                                                                    -----------
VIRGINIA -- (3.8%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
   5.000%, 09/01/22........................................   2,050   2,465,658
City of Newport News (GO) Series A
   2.000%, 07/15/18........................................     515     526,582
City of Norfolk (GO) Series C (ST AID WITHHLDG)
   5.000%, 10/01/19........................................   2,505   2,885,309
City of Richmond (GO) Series A (ST AID WITHHLDG)
   5.000%, 03/01/21........................................   1,370   1,614,162
City of Richmond (GO) Series B (ST AID WITHHLDG)
   5.000%, 07/15/26........................................   3,635   4,527,974
Commonwealth of Virginia (GO) Series B
   4.000%, 06/01/23........................................   2,500   2,864,225
Loudoun County (GO) Series A (ST AID WITHHLDG)
   5.000%, 12/01/22........................................   4,000   4,825,560

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
VIRGINIA -- (Continued)
University of Virginia (RB) Series B
   5.000%, 08/01/21......................................... $6,250 $ 7,447,125
Virginia Resources Authority (RB) Series B
   4.000%, 10/01/19.........................................  2,000   2,225,460
Virginia Resources Authority (RB) Series D
   5.000%, 11/01/20.........................................    745     879,182
Virginia State Public School Authority (RB) Series D (ST
  AID WITHHLDG)
   5.250%, 08/01/18.........................................    500     562,105
                                                                    -----------
TOTAL VIRGINIA..............................................         30,823,342
                                                                    -----------
WASHINGTON -- (10.0%)
Benton County School District No. 400 Richland (GO) (SCH BD
  GTY)
   5.000%, 12/01/22.........................................  4,705   5,594,810
Central Puget Sound Regional Transit Authority (RB) Series
  P-1
   5.000%, 02/01/18.........................................    250     275,238
City of Seattle (GO)
   5.000%, 12/01/20.........................................  2,745   3,239,265
City of Seattle Drainage & Wastewater Revenue (RB)
   5.000%, 09/01/20.........................................  3,665   4,314,695
City of Seattle Municipal Light & Power (RB) Series A
   5.000%, 06/01/22.........................................    310     369,678
City of Seattle Municipal Light & Power (RB) Series B
   5.000%, 02/01/16.........................................    425     435,004
City of Seattle Water System Revenue (RB)
   5.000%, 09/01/22.........................................  6,000   7,190,220
Clark County School District No. 119 Battleground (GO) (SCH
  BD GTY)
   4.000%, 12/01/21.........................................  1,000   1,125,790
Clark County School District No.119 Battleground (GO) (SCH
  BD GTY)
   4.000%, 12/01/22.........................................  2,630   2,969,349
King County (GO)
   5.000%, 01/01/21.........................................    425     501,224
King County (GO) Series A
   5.000%, 07/01/20.........................................  2,650   3,100,712
King County School District No. 210 (GO) (SCH BD GTY)
   2.000%, 12/01/18.........................................  1,200   1,229,580
King County School District No. 405 Bellevue (GO) (SCH BD
  GTY)
   5.000%, 12/01/18.........................................  1,500   1,696,080
King County School District No. 411 Issaquah (GO) (SCH BD
  GTY)
   5.000%, 12/01/23.........................................  3,500   4,256,315
King County School District No. 412 (GO) (SCH BD GTY)
   4.000%, 12/01/21.........................................  1,000   1,122,620
North Thurston Public Schools (GO) (SCH BD GTY)
   5.000%, 12/01/20.........................................  2,880   3,379,219
Snohomish County Public Utility District No. 1 (RB)
   5.000%, 12/01/19.........................................  1,655   1,910,019
Snohomish County School District No. 15 Edmonds (GO) (SCH
  BD GTY)
   5.000%, 12/01/20.........................................  2,555   2,982,247
Snohomish County School District No. 6 Mukilteo (GO) (SCH
  BD GTY)
   5.000%, 12/01/18.........................................  2,000   2,255,840
Spokane County (GO)
   5.000%, 12/01/22.........................................  1,025   1,222,671
Spokane County Wastewater System (RB) Series A
   5.000%, 12/01/15.........................................    300     304,713
Tacoma Metropolitan Park District (GO) Series B
   5.000%, 12/01/21.........................................    150     177,771
Thurston County School District No. 111 (GO) (SCH BD GTY)
   5.000%, 12/01/21.........................................    425     503,684
University of Washington (RB) Series A
   5.000%, 07/01/22.........................................  6,505   7,771,654
Washington State (GO)
   5.000%, 07/01/17.........................................    300     324,375
Washington State (GO) Series 2010A
   5.000%, 08/01/18.........................................    500     559,690
Washington State (GO) Series A
   5.000%, 08/01/23.........................................    750     907,972
Washington State (GO) Series B-1
   5.000%, 08/01/21.........................................  1,300   1,542,476
Washington State (GO) Series D
   5.000%, 02/01/19.........................................    900   1,020,150
Washington State (GO) Series E
   5.000%, 02/01/19.........................................  2,000   2,267,000
Washington State (GO) Series R
   5.000%, 07/01/23.........................................  3,800   4,595,720
Washington State (GO) Series R-2012C
   4.000%, 07/01/21.........................................  1,610   1,818,173

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
WASHINGTON -- (Continued)
Washington State (GO) Series R-2015
   5.000%, 07/01/18.................................... $    1,000 $  1,116,400
Washington State (GO) Series R-2015-C
   5.000%, 07/01/20....................................      2,000    2,337,060
Washington State (GO) Series R-2015E
   5.000%, 07/01/21....................................      5,000    5,926,400
                                                                   ------------
TOTAL WASHINGTON.......................................              80,343,814
                                                                   ------------
WEST VIRGINIA -- (--%)
Jefferson County Board of Education (GO) (WV BD COMM)
   4.000%, 05/01/20....................................        130      143,744
                                                                   ------------
WISCONSIN -- (1.5%)
City of Milwaukee (GO) Series N1
   5.000%, 02/01/19....................................        950    1,073,338
City of Oshkosh (GO) Series B
   3.000%, 12/01/23....................................        445      468,808
Milwaukee County (GO) Series A
   5.000%, 10/01/16....................................        520      547,669
Milwaukee County Metropolitan Sewer District (GO)
  Series A
   5.500%, 10/01/15....................................        350      352,996
Oregon School District (GO)
   3.000%, 03/01/21....................................        430      459,124
State of Wisconsin (GO) Series 1 (AMBAC)
   5.000%, 05/01/19....................................      2,150    2,456,289
Sun Prairie Area School District (GO)
   4.000%, 03/01/20....................................        570      620,086
Swallow School District (GO)
   2.000%, 04/01/16....................................        390      394,313
Wisconsin State (GO) Series 2
   5.000%, 11/01/20....................................      4,600    5,413,234
                                                                   ------------
TOTAL WISCONSIN........................................              11,785,857
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................             795,493,808
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
   JPMorgan Tax Free Money Market Fund, 0.010%.........  6,921,860    6,921,860
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $794,914,159)^^................................            $802,415,668
                                                                   ============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
Municipal Bonds...................         -- $795,493,808   --    $795,493,808
Temporary Cash Investments........ $6,921,860           --   --       6,921,860
                                   ---------- ------------   --    ------------
TOTAL............................. $6,921,860 $795,493,808   --    $802,415,668
                                   ========== ============   ==    ============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
MUNICIPAL BONDS -- (98.0%)

CALIFORNIA -- (98.0%)
Alameda County Transportation Authority (RB)
   3.000%, 03/01/17...................................... $ 4,500 $ 4,673,790
   5.000%, 03/01/20......................................   4,500   5,247,630
Anaheim Union High School District (GO)
   5.000%, 08/01/17......................................   1,650   1,789,540
Atascadero Unified School District (GO) Series A (AGM)
   3.000%, 08/01/15......................................     315     315,000
Azusa Unified School District
   4.000%, 08/01/16......................................   1,655   1,714,911
Bay Area Toll Authority (RB)
   4.000%, 04/01/18......................................   4,430   4,805,354
   5.000%, 04/01/19......................................     775     886,290
   4.000%, 04/01/21......................................     500     566,950
(currency) 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/18)   7,320   8,120,003
(currency) 5.125%, 04/01/39 (Pre-refunded @ $100, 4/1/19)   5,990   6,872,327
Berkeley Unified School District (GO)
   3.000%, 08/01/15......................................   1,000   1,000,000
Berkeley Unified School District (GO) Series A
   4.000%, 08/01/19......................................     500     556,020
Berkeley Unified School District (GO) Series D
   5.000%, 08/01/23......................................     295     359,071
Berryessa Union School District (GO) (AMBAC)
   5.375%, 08/01/18......................................     380     429,195
California Educational Facilities Authority (RB)
   5.000%, 10/01/16......................................     700     736,162
California Educational Facilities Authority (RB) Series A
   4.000%, 11/01/19......................................     850     935,102
California Health Facilities Financing Authority (RB)
(currency) 6.500%, 10/01/38 (Pre-refunded @ $100,
  10/1/18)...............................................  13,705  16,087,203
California Health Facilities Financing Authority (RB)
  Series C
(currency) 6.500%, 10/01/33 (Pre-refunded @ $100,
  10/1/18)...............................................   9,650  11,327,363
California State (GO)
   5.000%, 09/01/15......................................   1,000   1,003,880
   5.000%, 10/01/15......................................   1,000   1,008,010
   5.000%, 10/01/15......................................     500     504,005
   3.000%, 11/01/15......................................     500     503,535
   5.000%, 12/01/15......................................     700     711,165
   5.000%, 02/01/16......................................   1,275   1,305,460
   5.000%, 03/01/16......................................   1,245   1,279,673
   1.000%, 05/01/16......................................   4,495   4,522,195
   3.000%, 09/01/16......................................   1,500   1,543,650
   5.000%, 09/01/16......................................   2,350   2,468,675
   4.000%, 10/01/16......................................   1,175   1,224,973
   5.000%, 10/01/16......................................   2,795   2,946,070
   5.000%, 10/01/16......................................   5,190   5,470,519
   5.000%, 10/01/16......................................   1,025   1,080,401
   5.000%, 11/01/16......................................   3,410   3,606,280
   4.000%, 09/01/17......................................     425     454,257
   5.000%, 09/01/17......................................   3,600   3,921,804
   5.000%, 11/01/17......................................     800     876,656
   5.000%, 02/01/18......................................   5,220   5,764,655
   5.500%, 04/01/18......................................  10,945  12,290,797
   5.000%, 09/01/18......................................     250     280,988
   5.000%, 09/01/18......................................   4,500   5,057,775
   5.000%, 02/01/19......................................   5,840   6,632,546
   5.000%, 04/01/19......................................   4,750   5,419,227
   5.500%, 04/01/19......................................  10,495  12,161,291
   5.000%, 10/01/19......................................   5,340   6,171,812
   5.000%, 10/01/19......................................   1,500   1,733,655
   5.000%, 10/01/19......................................   5,000   5,778,850
   5.000%, 11/01/19......................................   2,955   3,422,983
   5.000%, 02/01/20......................................  12,870  14,964,335
   5.000%, 04/01/20......................................   3,705   4,322,253
   5.000%, 08/01/20......................................   2,415   2,835,065
   5.000%, 09/01/20......................................     700     823,340
   5.000%, 10/01/20......................................   3,410   4,016,605
   5.000%, 10/01/20......................................   1,610   1,896,403
   5.000%, 10/01/20......................................   1,580   1,861,066
   5.000%, 02/01/21......................................     650     767,559
   5.000%, 09/01/21......................................   6,200   7,383,456
   5.000%, 03/01/22......................................   1,075   1,284,367
   5.000%, 04/01/22......................................   1,800   2,151,000
   5.250%, 10/01/22......................................     500     609,315
California State (GO) (AMBAC)
   6.000%, 04/01/16......................................   1,265   1,313,386
   6.000%, 02/01/17......................................   1,000   1,080,700
California State (GO) (NATL-RE)
   4.000%, 09/01/15......................................     500     501,550
California State (GO) Series 2
   4.000%, 09/01/15......................................     750     752,325
California State (GO) Series A
   5.000%, 07/01/19......................................   6,955   8,006,387
California State Department of Water Resources (RB)
  Series AR
   5.000%, 12/01/15......................................   5,045   5,125,266
California State Department of Water Resources (RB)
  Series AS
   5.000%, 12/01/22......................................   3,390   4,105,120

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
CALIFORNIA -- (Continued)
California State Department of Water Resources Power
  Supply Revenue (RB) Series L
   5.000%, 05/01/16...................................... $ 1,385 $ 1,433,946
   5.000%, 05/01/17......................................   3,905   4,203,147
   5.000%, 05/01/18......................................   2,680   2,985,842
   5.000%, 05/01/20......................................   2,150   2,520,896
California State Department of Water Resources Power
  Supply Revenue (RB) Series M
   4.000%, 05/01/16......................................   2,650   2,724,094
   5.000%, 05/01/16......................................     600     621,204
   5.000%, 05/01/18......................................     500     557,060
   4.000%, 05/01/19......................................   1,515   1,682,544
California State Department of Water Resources Power
  Supply Revenue (RB) Series O
   5.000%, 05/01/21......................................  11,505  13,704,066
California State Public Works Board (RB) Series B
  (NATL-RE FGIC)
   5.000%, 06/01/17......................................   1,275   1,376,503
California State University (RB) Series A
   5.000%, 11/01/15......................................   6,250   6,324,375
   1.500%, 11/01/16......................................   2,840   2,881,038
   5.000%, 11/01/16......................................   2,725   2,882,205
   5.000%, 11/01/17......................................   1,700   1,862,486
   5.000%, 11/01/18......................................     150     169,433
   5.000%, 11/01/19......................................   3,660   4,244,575
   5.000%, 11/01/19......................................   1,000   1,158,370
Central Marin Sanitation Agency (RB)
   3.000%, 09/01/19......................................   1,160   1,251,385
Chabot-Las Positas Community College District (GO)
   4.000%, 08/01/22......................................   3,050   3,439,668
Chino Valley Unified School District (GO) Series A
   4.000%, 08/01/17......................................     500     531,200
Chula Vista Elementary School District (GO)
   4.000%, 08/01/17......................................     500     531,710
City & County of San Francisco (GO)
   4.000%, 06/15/16......................................   3,685   3,803,473
   4.000%, 06/15/16......................................   1,145   1,181,812
   5.000%, 06/15/16......................................     515     535,981
   5.000%, 06/15/16......................................     705     733,722
City & County of San Francisco (GO) Series A
   5.000%, 06/15/17......................................   1,000   1,081,110
   4.000%, 06/15/18......................................     620     674,349
   5.000%, 06/15/20......................................     750     880,297
City & County of San Francisco (GO) Series R1
   5.000%, 06/15/16......................................   5,465   5,687,644
   5.000%, 06/15/20......................................     865   1,015,276
   5.000%, 06/15/21......................................     250     297,063
City of Long Beach Harbor Revenue (RB) Series B
   5.000%, 05/15/19......................................     815     933,265
City of Long Beach Harbor Revenue (RB) Series C
   5.000%, 11/15/18......................................   2,035   2,298,919
City of Los Angeles (GO) Series A
   3.000%, 09/01/15......................................   3,000   3,006,780
   3.250%, 09/01/16......................................     500     515,505
   5.000%, 09/01/20......................................   9,000  10,619,640
City of Los Angeles (GO) Series B
   5.000%, 09/01/16......................................   7,100   7,453,012
   5.000%, 09/01/18......................................   7,000   7,879,060
City of Los Angeles Wastewater System Revenue (RB)
  Series 2013-B
   5.000%, 06/01/21......................................   1,400   1,665,300
City of Los Angeles Wastewater System Revenue (RB)
  Series A
   5.000%, 06/01/16......................................   1,250   1,299,262
City of Sacramento Unified School District (GO)
   5.000%, 07/01/24......................................   1,375   1,651,540
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
   5.000%, 11/01/15......................................   1,150   1,163,340
   4.000%, 11/01/22......................................   3,000   3,421,950
   5.000%, 11/01/23......................................   1,835   2,241,838
City of San Francisco Public Utilities Commission Water
  Revenue (RB) (ETM)
   5.000%, 11/01/15......................................     425     429,909
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series A
   3.000%, 10/01/15......................................     275     276,240
City of Saratoga (GO)
   3.000%, 08/01/16......................................     450     462,078
City of Tulare Sewer Revenue (RB) (AGM)
   3.000%, 11/15/19......................................     200     212,724
Colton Joint Unified School District (GO)
   5.000%, 08/01/16......................................   1,000   1,045,050
Colton Joint Unified School District (GO) (AGM)
   4.000%, 08/01/20......................................   1,000   1,117,690

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Conejo Valley Unified School District (GO)
   4.000%, 08/01/18........................................ $   700 $   752,241
Contra Costa Water Authority (RB) Series SER-A
   1.000%, 10/01/15........................................   3,360   3,364,771
Contra Costa Water District (RB) Series Q
   5.000%, 10/01/18........................................     705     793,548
   5.000%, 10/01/19........................................   1,345   1,553,919
Cupertino Union School District (GO) Series B
   4.000%, 08/01/15........................................   1,260   1,260,000
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
   3.000%, 08/15/16........................................     955     981,444
Desert Community College District (GO)
   5.000%, 08/01/21........................................     665     790,705
Desert Sands Unified School District (GO)
   4.000%, 08/01/18........................................   1,375   1,500,001
Dublin Unified School District (GO)
   5.000%, 02/01/19........................................  11,775  13,342,606
East Bay Municipal Utility District Wastewater System
  Revenue (RB) Series A (AMBAC)
(currency) 5.000%, 06/01/33 (Pre-refunded @ $100, 6/1/17)..   2,520   2,720,617
East Bay Municipal Utility District Water System Revenue
  (RB) Series A (NATL)
(currency) 5.000%, 06/01/32 (Pre-refunded @ $100, 6/1/17)..   4,000   4,318,440
East Bay Regional Park District (GO) Series A
   4.000%, 09/01/21........................................     210     238,531
East Side Union High School District (GO)
   2.000%, 08/01/18........................................   1,215   1,251,778
   2.000%, 08/01/20........................................   1,055   1,082,831
El Rancho Unified School District (GO) (AGM)
   4.000%, 08/01/20........................................     780     862,703
Fairfield-Suisun Sewer District (RB) (ASSURED GTY)
   4.000%, 05/01/16........................................   1,625   1,669,590
Fairfield-Suisun Unified School District Financing Corp.
  (GO)
   2.500%, 08/01/16........................................     750     766,282
Folsom Cordova Unified School District School Facilities
  Improvement Dist No. 2 (GO)
   5.000%, 10/01/17........................................     845     921,641
Folsom Cordova Unified School District School Facilities
  Improvement District No. 4 (GO) Series A (NATL-RE)
   5.000%, 10/01/16........................................     550     578,413
Folsom Cordova Unified School District School Facilities
  Impt Dist No. 1 (GO)
   4.000%, 10/01/16........................................     985   1,024,548
Fontana Unified School District (GO)
   5.000%, 08/01/16........................................     955     998,997
   5.000%, 08/01/18........................................   3,140   3,511,902
   5.000%, 08/01/19........................................   1,285   1,479,510
   4.000%, 08/01/20........................................   3,620   4,079,450
Foothill-De Anza Community College District (GO)
   4.000%, 08/01/19........................................     550     611,622
Fremont Unified School District/Alameda County (GO)
   5.000%, 08/01/18........................................     750     838,830
Fremont Union High School District (GO) (NATL-RE FGIC)
   5.000%, 09/01/15........................................     925     928,385
Fresno Unified School District (GO) Series A
   4.000%, 08/01/16........................................   1,695   1,756,359
Fresno Unified School District (GO) Series A (AGM)
   4.000%, 08/01/17........................................   1,820   1,935,807
Gilroy Unified School District (GO) (AGM)
   4.000%, 08/01/23........................................   1,900   2,156,747
Glendale Unified School District (GO)
   4.000%, 09/01/15........................................   1,160   1,163,376
Grossmont Union High School District (GO)
   4.000%, 08/01/20........................................   2,420   2,715,966
Grossmont Union High School District (GO) (NATL-RE)
   5.000%, 08/01/15........................................   1,160   1,160,000
Hemet Unified School District (GO) Series A (AGM)
   5.625%, 08/01/15........................................     355     355,000
Huntington Beach Public Financing Authority (RB)
   3.000%, 09/01/16........................................     950     976,609
Kern County (GO)
   7.000%, 06/30/16........................................  28,000  29,717,800
Livermore Valley Joint Unified School District (GO)
   5.000%, 08/01/20........................................     800     932,432

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Los Altos Elementary School District (GO)
   5.000%, 08/01/19........................................ $   975 $ 1,124,653
   4.000%, 08/01/21........................................   1,550   1,758,800
Los Angeles Community College District (GO)
   5.000%, 08/01/21........................................   2,890   3,456,324
Los Angeles Community College District (GO) Series A
   5.000%, 08/01/20........................................  10,000  11,776,400
   5.000%, 08/01/21........................................   1,875   2,242,425
Los Angeles Community College District (GO) Series C
   5.000%, 08/01/20........................................   1,025   1,207,081
Los Angeles Community College District (GO) Series F-1
   3.000%, 08/01/15........................................     500     500,000
Los Angeles Community College District (GO) Series G
   5.000%, 08/01/23........................................   3,350   4,094,135
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A
   5.000%, 08/15/17........................................   1,125   1,220,557
Los Angeles County Capital Asset Leasing Corp. (RB) Series
  A
   3.000%, 06/01/16........................................   3,870   3,954,443
Los Angeles County Metropolitan Transportation Authority
  (RB)
   5.000%, 07/01/18........................................   4,650   5,214,045
   5.000%, 07/01/19........................................   4,000   4,617,960
   5.000%, 07/01/20........................................   2,000   2,358,900
Los Angeles County Metropolitan Transportation Authority
  (RB) Series C
   5.000%, 07/01/21........................................   1,400   1,674,162
Los Angeles County Sanitation Districts Financing
  Authority (RB) Series A (MUN GOVT GTD)
   5.000%, 10/01/16........................................   2,005   2,111,927
Los Angeles Department of Water (RB) Series A
   5.000%, 07/01/16........................................   1,730   1,803,629
   5.000%, 07/01/16........................................   1,290   1,344,902
Los Angeles Department of Water & Power (RB) Series A
   4.000%, 07/01/17........................................     840     892,710
   5.000%, 07/01/18........................................   2,375   2,655,796
   5.000%, 07/01/18........................................     125     139,779
   5.000%, 07/01/19........................................   2,990   3,439,517
Los Angeles Municipal Improvement Corp. (RB) Series A
   4.000%, 11/01/16........................................   1,795   1,870,426
   5.000%, 03/01/17........................................   4,300   4,586,466
Los Angeles Municipal Improvement Corp. (RB) Series A
  (NATL-RE FGIC)
   4.000%, 01/01/16........................................     400     406,008
Los Angeles Municipal Improvement Corp. (RB) Series C
   3.000%, 03/01/16........................................     750     761,438
Los Angeles Unified School District (GO) Series A
   4.000%, 07/01/17........................................   5,500   5,848,370
   5.000%, 07/01/18........................................   1,000   1,117,310
Los Angeles Unified School District (GO) Series A-1
   4.000%, 07/01/16........................................   1,800   1,858,842
   5.000%, 07/01/18........................................     500     558,655
Los Angeles Unified School District (GO) Series A-1 (FGIC)
   5.500%, 07/01/18........................................   2,745   3,106,297
Los Angeles Unified School District (GO) Series A-2
   5.000%, 07/01/21........................................   2,200   2,613,050
Los Angeles Unified School District (GO) Series B
   5.000%, 07/01/22........................................   1,350   1,618,650
Los Angeles Unified School District (GO) Series C
   2.000%, 07/01/17........................................   2,800   2,871,456
   5.000%, 07/01/20........................................     500     585,560
   5.000%, 07/01/23........................................   2,000   2,428,540
Los Angeles Unified School District (GO) Series G (AMBAC)
   5.000%, 07/01/16........................................     930     969,581
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/19........................................   3,390   3,894,025
Manhattan Beach Unified School District (GO) Series F
   4.000%, 09/01/21........................................     500     560,250
Metropolitan Water District of Southern California (RB)
  Series C
   4.000%, 10/01/15........................................     900     905,535
Morgan Hill Unified School District (GO) Series A
   2.000%, 08/01/15........................................   1,615   1,615,000
Mount Diablo Unified School District (GO)
   5.000%, 02/01/19........................................     500     565,280
New Haven Unified School District (GO) (AGM)
   12.000%, 08/01/16.......................................   2,480   2,765,498
   12.000%, 08/01/17.......................................   2,965   3,620,947
   4.000%, 08/01/19........................................   1,430   1,586,671

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
CALIFORNIA -- (Continued)
New Haven Unified School District (GO) Series B (BAM)
   5.000%, 08/01/21......................................... $3,100 $3,660,790
Newark Unified School District (GO) Series B
   2.000%, 08/01/15.........................................    275    275,000
   2.000%, 08/01/16.........................................    560    569,223
Newhall School District (GO)
   --%, 08/01/18............................................  6,995  6,779,414
Northern California Power Agency (RB) Series A
   5.000%, 07/01/17.........................................  1,000  1,079,660
Oakland-Alameda County Coliseum Authority (RB) Series A
   5.000%, 02/01/17.........................................  3,700  3,943,793
Oceanside Unified School District (GO) Series A (ASSURED
  GTY)
   3.000%, 08/01/16.........................................    350    359,219
Orange County Public Financing Authority (RB) (NATL-RE)
   5.000%, 07/01/16.........................................  3,140  3,272,759
Orange County Sanitation District
   5.000%, 02/01/25.........................................  1,200  1,279,440
Orange County Sanitation District (CP) Series B
   3.000%, 08/01/16.........................................  5,000  5,135,700
Orange County Sanitation District (RB) Series A
   5.000%, 02/01/24.........................................  5,295  6,497,071
Palm Springs Financing Authority (RB) Series A
   3.000%, 11/01/15.........................................    625    629,238
Palm Springs Unified School District (GO)
   5.000%, 08/01/15.........................................  2,895  2,895,000
Palomar Community College District (GO)
   5.000%, 05/01/23.........................................    715    864,642
Palomar Health (GO) Series A (AMBAC)
   5.000%, 08/01/15.........................................    500    500,000
Pasadena Area Community College District (GO) Series D
   5.000%, 08/01/17.........................................    250    270,988
Pasadena Unified School District (GO)
   5.000%, 05/01/20.........................................    550    642,120
Peralta Community College District (GO)
   5.000%, 08/01/17.........................................  1,000  1,084,370
   5.000%, 08/01/18.........................................  1,000  1,116,870
   5.000%, 08/01/19.........................................  2,220  2,551,357
Peralta Community College District (GO) (AGM)
   5.000%, 08/01/15.........................................    450    450,000
Peralta Community College District (GO) Series B
   5.000%, 08/01/22.........................................  1,845  2,205,661
Peralta Community College District (GO) Series C
   5.000%, 08/01/15.........................................  1,045  1,045,000
Petaluma Joint Union High School District (GO) Series A
   2.000%, 08/01/15.........................................  2,075  2,075,000
Pleasanton Unified School District (GO) (AGM)
   5.250%, 08/01/16.........................................    500    523,500
Poway Unified School District (GO)
   3.250%, 08/01/18.........................................  1,350  1,437,574
Rancho Santiago Community College District (GO)
   3.000%, 09/01/15.........................................  1,195  1,197,593
   3.000%, 09/01/16.........................................    430    442,182
Rancho Santiago Community College District (GO) (AGM)
   5.250%, 09/01/16.........................................    300    315,717
Riverside County Transportation Commission (RB) Series A
   5.000%, 06/01/18.........................................    500    558,930
Sacramento Area Flood Control Agency (SA) Series A (NATL-RE
  FGIC)
   5.000%, 10/01/15.........................................    765    770,860
Sacramento County Sanitation Districts Financing Authority
  (RB) (NATL)
(currency) 5.000%, 12/01/36 (Pre-refunded @ $100, 6/1/16)...  9,485  9,847,517
Sacramento Municipal Utility District (RB) Series C
   5.000%, 08/15/16.........................................  6,610  6,934,881
Sacramento Municipal Utility District (RB) Series U (AGM)
   5.000%, 08/15/17.........................................    620    674,504
Sacramento Municipal Utility District (RB) Series X
   5.000%, 08/15/21.........................................    750    894,067
San Diego County Regional Transportation Commission (RB)
  Series A
   4.000%, 04/01/18.........................................    425    460,777
   5.000%, 04/01/18.........................................  1,285  1,426,877
San Diego County Water Authority
   5.250%, 05/01/16.........................................  7,880  8,173,057

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority (RB)
  Series B
   5.000%, 05/15/16........................................ $ 1,550 $ 1,606,172
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
   5.000%, 05/15/18........................................     350     390,093
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series B
   5.000%, 05/15/18........................................   3,650   4,068,107
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
   5.000%, 08/01/16........................................   6,200   6,487,494
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series B
   3.750%, 08/01/15........................................     250     250,000
San Diego Unified School District (GO) Series R-3
   5.000%, 07/01/23........................................   2,000   2,420,420
San Francisco Community College District (GO) Series A
  (AGM)
   5.000%, 06/15/16........................................   2,495   2,595,773
San Francisco Community College District (GO) Series C
   4.000%, 06/15/16........................................     845     871,863
   4.000%, 06/15/18........................................     485     524,930
San Francisco Unified School District (GO)
   5.000%, 06/15/16........................................     745     775,284
San Francisco Unified School District (GO) Series A
   5.000%, 09/24/15........................................   7,000   7,049,070
San Francisco Unified School District (GO) Series E
   5.000%, 06/15/18........................................   1,500   1,671,510
San Juan Unified School District (GO) (AGM)
   4.000%, 08/01/15........................................     600     600,000
San Juan Unified School District (GO) Series A
   1.000%, 08/01/15........................................   5,400   5,400,000
San Juan Unified School District (GO) Series B
   3.000%, 08/01/16........................................     700     718,648
San Leandro Unified School District (GO) Series B
   4.000%, 08/01/21........................................     265     296,840
San Mateo County Community College District (GO)
   4.000%, 09/01/18........................................     775     846,153
San Ramon Valley Unified School District (GO)
   4.000%, 08/01/21........................................   4,225   4,796,727
Santa Clara County (GO) Series B
   5.000%, 08/01/18........................................   5,000   5,606,350
Santa Clara County Financing Authority (RB) Series A
   5.000%, 02/01/19........................................   3,610   4,076,015
Santa Clara Unified School District (GO)
   5.000%, 07/01/17........................................  10,480  11,341,875
Santa Clara Valley Transportation Authority (RB) Series B
   5.000%, 04/01/18........................................   8,215   9,138,120
Santa Margarita-Dana Point Authority (RB) Series B (GO OF
  DIST)
   4.000%, 08/01/17........................................   1,000   1,067,120
Santa Monica Community College District (GO) Series A
   5.000%, 08/01/19........................................     315     363,082
Saugus Union School District School Facilities Improvement
  District No. 2014-1 (GO) Series A
   5.000%, 08/01/17........................................   1,580   1,713,621
Sequoia Union High School District (GO) Series B (AGM)
   (currency) 5.500%, 07/01/35 (Pre-refunded @ $100,
     7/1/16)...............................................   9,030   9,450,888
Solano County Community College District (GO) (NATL-RE)
   5.000%, 08/01/15........................................   1,115   1,115,000
Sonoma County (RB)
   5.000%, 09/01/19........................................   6,035   6,988,047
South San Francisco Unified School District (GO) Series G
   3.500%, 07/01/18........................................  27,075  28,968,084
Southern California Public Power Authority (RB)
   5.000%, 07/01/18........................................   1,135   1,268,147
   5.000%, 07/01/18........................................   1,475   1,648,032
   5.000%, 07/01/20........................................   1,175   1,378,510
Southwestern Community College District (GO)
   5.000%, 08/01/19........................................   2,230   2,564,723
Southwestern Community College District (GO) Series A
   5.500%, 08/01/17........................................     275     301,257
Sweetwater Union High School District (GO)
   5.000%, 01/01/18........................................   1,750   1,916,390
Tamalpais Union High School District
   4.000%, 02/01/17........................................     500     526,005

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)        VALUE+
                                                       ----------- ------------
CALIFORNIA -- (Continued)
Union Elementary School District (GO) Series A
   3.000%, 09/01/18................................... $     1,130 $  1,201,032
Upland Unified School District (GO)
   1.000%, 08/01/16...................................         900      905,949
Vista Unified School District (GO) (AGM)
   4.000%, 08/01/15...................................       1,000    1,000,000
West Contra Costa Unified School District (GO) (AGM)
   5.000%, 08/01/17...................................       1,585    1,717,078
   5.000%, 08/01/18...................................       1,415    1,579,480
   5.000%, 08/01/20...................................         820      959,179
   5.000%, 08/01/21...................................       2,350    2,779,509
West Contra Costa Unified School District (GO)
  (ASSURED GTY)
   5.000%, 08/01/17...................................         550      595,832
West Contra Costa Unified School District (GO) Series
  B
   6.000%, 08/01/21...................................       1,000    1,239,360
Westlands Water District (RB) Series A (AGM)
   4.000%, 09/01/20...................................       1,045    1,169,961
Wiseburn School District (GO) Series A (NATL-RE)
   5.000%, 08/01/15...................................         400      400,000
Yolo County Washington Unified School District (GO)
   4.000%, 08/01/20...................................       1,000    1,114,130
Yosemite Community College District (GO)
   1.000%, 08/01/17...................................       1,850    1,861,303
                                                                   ------------
TOTAL MUNICIPAL BONDS.................................              779,595,687
                                                                   ------------

                                                         SHARES
                                                       -----------
TEMPORARY CASH INVESTMENTS -- (2.0%)
   JPMorgan Tax Free Money Market Fund, 0.010%........  16,085,463   16,085,463
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $792,323,785)^^...............................             $795,681,150
                                                                   ============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Municipal Bonds.................          -- $779,595,687     --  $779,595,687
Temporary Cash Investments...... $16,085,463           --     --    16,085,463
                                 ----------- ------------ ------  ------------
TOTAL........................... $16,085,463 $779,595,687     --  $795,681,150
                                 =========== ============ ======  ============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
MUNICIPAL BONDS -- (98.1%)

CALIFORNIA -- (98.1%)
Albany Unified School District (GO)
   4.000%, 08/01/21......................................... $  240 $  269,558
Alhambra Unified School District (GO) Series A (ASSURED GTY)
   5.250%, 08/01/18.........................................    375    421,343
Alum Rock Union Elementary School District (GO) Series A
   5.000%, 09/01/21.........................................    730    862,867
Amador County Unified School District (GO)
   4.000%, 08/01/19.........................................    385    410,718
Anaheim Public Financing Authority (RB)
   5.000%, 08/01/17.........................................    500    540,320
Antelope Valley Community College District (GO) Series A
   5.000%, 08/01/24.........................................    850  1,037,722
Antelope Valley Union High School District (GO)
   4.000%, 08/01/21.........................................    500    558,870
   5.000%, 08/01/22.........................................  1,650  1,952,461
Azusa Unified School District (GO)
   5.000%, 07/01/21.........................................    425    501,649
Baldwin Park Unified School District (GO) (AGM)
   5.000%, 08/01/17.........................................    100    108,002
Bay Area Toll Authority (RB)
   4.000%, 04/01/18.........................................  1,000  1,084,730
(currency) 5.000%, 04/01/34
  (Pre-refunded @ $100, 4/1/18).............................  1,600  1,774,864
(currency) 5.125%, 04/01/39
   (Pre-refunded @ $100, 4/1/19)............................  2,650  3,040,345
Berkeley Unified School District (GO) Series D
   5.000%, 08/01/23.........................................    600    730,314
Berryessa Union School District (GO) (AMBAC)
   5.375%, 08/01/18.........................................    200    225,892
Buena Park School District (GO) (AGM)
   2.500%, 08/01/21.........................................     75     77,968
California Educational Facilities Authority (RB)
   5.000%, 10/01/16.........................................    500    525,830
California Health Facilities Financing Authority (RB)
  Series C
(currency) 6.500%, 10/01/33 (Pre-refunded @ $100, 10/1/18)..  1,000  1,173,820
California State (GO)
   5.000%, 11/01/16.........................................    150    158,634
   5.000%, 02/01/18.........................................  2,350  2,595,199
   5.000%, 09/01/18.........................................  1,325  1,489,234
   5.000%, 10/01/18.........................................    250    281,650
   5.500%, 04/01/19.........................................  2,755  3,192,411
   3.125%, 10/01/19.........................................    100    107,991
   5.000%, 10/01/19.........................................    500    577,885
   4.000%, 11/01/19.........................................    135    150,813
   5.000%, 10/01/20.........................................    375    441,709
   5.000%, 12/01/20.........................................    500    590,870
   5.000%, 02/01/21.........................................    700    826,602
   5.000%, 04/01/21.........................................    475    562,547
   5.000%, 09/01/21.........................................  3,705  4,412,210
   5.000%, 02/01/22.........................................  2,195  2,620,391
   5.000%, 04/01/22.........................................    500    597,500
   4.000%, 09/01/22.........................................    525    596,143
   5.250%, 09/01/22.........................................  2,135  2,599,875
   5.250%, 10/01/22.........................................  2,380  2,900,339
   5.000%, 12/01/22.........................................  1,245  1,500,076
   5.000%, 02/01/23.........................................  1,150  1,386,175
   5.000%, 10/01/23.........................................    100    121,546
   5.000%, 11/01/23.........................................    875  1,064,551
California State (GO) Series A
   4.400%, 07/01/18.........................................    410    451,681
   5.000%, 07/01/19.........................................  1,400  1,611,638
California State (GO) Series B
   5.000%, 09/01/23.........................................  2,285  2,774,630
California State Department of Water Resources (RB) Series
  AR
   5.000%, 12/01/22.........................................  3,210  3,887,149
   5.000%, 12/01/23.........................................    900  1,105,254
California State Department of Water Resources (RB) Series
  AS
   5.000%, 12/01/22.........................................  1,500  1,816,425
California State Department of Water Resources Power Supply
  Revenue (RB) Series L
   5.000%, 05/01/17.........................................    450    484,358
   5.000%, 05/01/18.........................................  1,260  1,403,791
   5.000%, 05/01/20.........................................  1,600  1,876,016
California State Department of Water Resources Power Supply
  Revenue (RB) Series M
   4.000%, 05/01/19.........................................    455    505,318
California State University (RB) Series A
   2.500%, 11/01/18.........................................  1,500  1,574,955
   5.000%, 11/01/18.........................................  2,500  2,823,875
   5.000%, 11/01/19.........................................    450    521,874
California State University (RB) Series C (AGM)
   5.000%, 11/01/22.........................................    100    120,570
Capistrano Unified School District School Facilities
  Improvement District No. 1 (GO)
   4.000%, 08/01/22.........................................    170    190,307

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
CALIFORNIA -- (Continued)
Central Marin Sanitation Agency (RB)
   3.000%, 09/01/18....................................... $1,180 $1,257,880
   4.000%, 09/01/21.......................................  1,425  1,626,566
Chabot-Las Positas Community College District (GO)
   5.000%, 08/01/22.......................................    900  1,073,349
   4.000%, 08/01/23.......................................  1,970  2,230,020
Chaffey Community College District (GO) Series E
   4.000%, 06/01/22.......................................    335    380,728
Chino Hills Financing Authority (RB)
   4.000%, 06/01/18.......................................    500    542,510
Chino Valley Unified School District (GO) Series A
   4.000%, 08/01/21.......................................    200    225,238
Chula Vista Elementary School District (GO)
   5.000%, 08/01/22.......................................  1,835  2,176,604
City & County of San Francisco (GO)
   4.000%, 06/15/20.......................................    800    901,424
City & County of San Francisco (GO) Series A
   5.000%, 06/15/22.......................................  2,200  2,642,992
City & County of San Francisco (GO) Series R1
   5.000%, 06/15/21.......................................    470    558,478
City of Long Beach Harbor Revenue (RB) Series B
   5.000%, 05/15/19.......................................    250    286,278
City of Long Beach Harbor Revenue (RB) Series C
   5.000%, 11/15/18.......................................    500    564,845
City of Los Angeles (GO) Series A
   4.000%, 09/01/18.......................................    780    854,350
City of Los Angeles (GO) Series B
   5.000%, 09/01/19.......................................    600    694,230
City of Riverside Water Revenue (RB) Series A
   5.000%, 10/01/18.......................................    300    336,981
City of Sacramento Unified School District (GO)
   5.000%, 07/01/18.......................................    300    333,000
   5.000%, 07/01/24.......................................  1,800  2,162,016
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series A
   5.000%, 11/01/15.......................................     40     40,464
   5.000%, 11/01/15.......................................    135    136,559
Coachella Valley Unified School District (GO) (BAM)
   4.000%, 08/01/22.......................................    825    915,634
Colton Joint Unified School District (GO)
   5.000%, 08/01/21.......................................    900  1,061,694
Conejo Valley Unified School District (GO)
   2.000%, 08/01/18.......................................  2,350  2,388,352
   4.000%, 08/01/18.......................................    115    123,582
Contra Costa County Walnut Creek Elementary School
  District (GO)
   1.500%, 09/01/17.......................................    500    507,695
Culver City School Facilities Financing Authority (RB)
  (AGM GO OF DIST)
   5.500%, 08/01/26.......................................    855  1,089,740
Cupertino Union School District (GO) Series A
   4.000%, 08/01/17.......................................    275    293,345
Davis Joint Unified School District (GO)
   5.000%, 08/01/18.......................................    420    469,085
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
   3.000%, 08/15/22.......................................  1,000  1,034,650
Davis Joint Unified School District Community Facilities
  District No. 2 (ST) (AGM)
   3.000%, 08/15/19.......................................    500    526,800
Dublin Unified School District (GO)
   5.000%, 02/01/19.......................................    425    481,580
   5.000%, 08/01/22.......................................    875  1,046,045
   5.000%, 08/01/23.......................................  1,665  2,014,334
East Side Union High School District (GO)
   4.000%, 08/01/21.......................................    600    675,348
East Side Union High School District (GO) Series D
   3.000%, 08/01/19.......................................    825    883,006
El Dorado Irrigation District & El Dorado Water Agency
  (CP) Series A (ASSURED GTY)
   4.000%, 08/01/16.......................................    530    548,651
El Monte City School District (GO) Series A (ASSURED GTY)
   5.000%, 08/01/15.......................................    175    175,000
El Rancho Unified School District (GO) (AGM)
   4.000%, 08/01/21.......................................  1,285  1,423,253
Enterprise Elementary School District (GO)
   4.000%, 09/01/19.......................................    500    554,420
Escondido Union School District (GO) Series B (NATL-RE
  FGIC)
   5.000%, 08/01/15.......................................    450    450,000
   5.000%, 08/01/16.......................................    400    418,548

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ ----------
CALIFORNIA -- (Continued)
Fallbrook Union Elementary School District (GO) Series A
   5.000%, 08/01/20........................................ $  200 $  233,840
Folsom Cordova Unified School District School Facilities
  Improvement District No. 4 (GO) Series A (NATL-RE)
   5.000%, 10/01/16........................................    500    525,830
Fontana Unified School District (GO)
   5.000%, 08/01/19........................................    600    690,822
   4.000%, 08/01/21........................................  1,585  1,796,566
   4.000%, 08/01/22........................................    875    995,951
Fountain Valley Public Finance Authority (RB) Series A
   5.000%, 07/01/24........................................    250    304,745
Franklin-Mckinley School District (GO) (ASSURED GTY)
   5.000%, 08/01/17........................................    275    297,745
Fresno Unified School District (GO) Series A (AGM)
   4.500%, 08/01/20........................................    480    547,978
Gilroy Unified School District (GO) (AGM)
   4.000%, 08/01/24........................................  2,615  2,976,419
Gilroy Unified School District (GO) Series A (ASSURED GTY)
   5.000%, 08/01/18........................................    500    558,120
Grossmont Union High School District (GO) Series A
   5.000%, 08/01/18........................................    200    223,248
Hacienda La Puente Unified School District (GO) (NATL)
   5.000%, 08/01/23........................................    225    269,649
Huntington Beach Public Financing Authority (RB)
   4.000%, 09/01/18........................................    200    217,472
Jurupa Unified School District (GO) (AGM)
   4.000%, 08/01/18........................................    235    254,333
   5.000%, 08/01/20........................................    725    844,255
Liberty Union High School District (GO)
   5.000%, 08/01/20........................................    380    444,699
   4.000%, 08/01/21........................................    500    562,185
Lompoc Unified School District (GO) (ASSURED GTY)
   5.250%, 08/01/20........................................    540    635,850
Los Altos Elementary School District (GO)
   4.000%, 08/01/21........................................    250    283,678
Los Angeles Community College District (GO) Series C
   5.000%, 08/01/25........................................  1,240  1,539,770
   5.000%, 06/01/26........................................  2,500  3,110,800
Los Angeles Community College District (GO) Series G
   5.000%, 08/01/23........................................    650    794,384
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A
   4.500%, 08/15/18........................................    300    330,669
Los Angeles County Metropolitan Transportation Authority
  (RB)
   5.000%, 07/01/17........................................    525    568,176
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
   5.000%, 07/01/17........................................    300    323,898
   5.000%, 07/01/18........................................    665    739,360
   5.000%, 07/01/21........................................    520    621,832
Los Angeles County Metropolitan Transportation Authority
  (RB) Series B
   5.000%, 07/01/20........................................    525    618,387
Los Angeles Department of Water (RB) Series B
   5.000%, 07/01/22........................................    435    524,375
Los Angeles Department of Water & Power (RB) Series A
   5.000%, 07/01/19........................................    925  1,064,064
Los Angeles Department of Water & Power (RB) Series D
   4.000%, 07/01/19........................................  1,000  1,112,180
Los Angeles Municipal Improvement Corp. (RB) Series A
   5.000%, 09/01/16........................................    200    209,546
Los Angeles Municipal Improvement Corp. (RB) Series C
   3.000%, 03/01/16........................................    250    253,813
Los Angeles Unified School District (GO) Series A
   3.000%, 07/01/19........................................    725    777,512
   5.000%, 07/01/20........................................    150    175,668
   2.000%, 07/01/22........................................    630    633,648
Los Angeles Unified School District (GO) Series A-2
   5.000%, 07/01/21........................................    315    374,141
Los Angeles Unified School District (GO) Series C
   5.000%, 07/01/23........................................  3,050  3,703,523
Los Angeles Unified School District (GO) Series D
   4.000%, 07/01/17........................................    200    212,668
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/18........................................    750    837,982

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
CALIFORNIA -- (Continued)
Los Rios Community College District (GO) Series B
   5.000%, 08/01/23....................................... $  510 $  620,344
Lynwood Unified School District (GO) (AGM)
   5.000%, 08/01/21.......................................    450    527,504
   5.000%, 08/01/22.......................................    485    573,561
Manhattan Beach Unified School District (GO) Series C
   3.500%, 09/01/21.......................................  1,185  1,292,527
Manhattan Beach Unified School District (GO) Series E
   3.000%, 09/01/22.......................................    560    589,187
Mendocino-Lake Community College District (GO) Series A
  (NATL-RE)
   5.000%, 08/01/17.......................................    100    107,549
Merced Union High School District (GO) Series A (ASSURED
  GTY)
   4.000%, 08/01/18.......................................    250    269,495
Montebello Unified School District (GO)
   5.000%, 08/01/20.......................................    415    483,699
Moreno Valley Public Financing Authority (RB)
   5.000%, 11/01/20.......................................  1,470  1,699,349
Morongo Unified School District (GO)
   3.000%, 08/01/22.......................................    480    492,197
Mount Diablo Unified School District (GO)
   3.250%, 08/01/19.......................................    500    538,995
New Haven Unified School District (GO) (ASSURED GTY)
   5.000%, 08/01/19.......................................    150    172,263
Oakland Joint Powers Financing Authority (RB) Series B
  (ASSURED GTY)
   4.500%, 08/01/18.......................................    500    548,920
Oceanside Unified School District (GO)
   4.000%, 08/01/17.......................................    300    319,089
Oxnard Union High School District (GO)
   4.000%, 08/01/21.......................................    320    359,411
   4.000%, 08/01/22.......................................    500    562,490
Oxnard Union High School District (GO) Series A (AGM)
   4.000%, 08/01/15.......................................    245    245,000
Peralta Community College District (GO)
   5.000%, 08/01/17.......................................    100    108,437
Peralta Community College District (GO) (AGM)
   5.000%, 08/01/15.......................................    200    200,000
Placentia-Yorba Linda Unified School District (GO) Series
  A
   5.000%, 08/01/18.......................................    275    306,966
Plumas Unified School District (GO) (AGM)
   5.250%, 08/01/21.......................................    800    925,512
Pomona Unified School District (GO) Series C
   4.000%, 08/01/16.......................................    250    258,670
Porterville Unified School District Facilities
  Improvement District (GO) Series B (AGM)
   5.000%, 08/01/18.......................................    450    500,477
   5.000%, 08/01/19.......................................    325    370,237
Poway Unified School District (GO)
   5.000%, 08/01/19.......................................    200    229,514
Rancho Santiago Community College District (GO) (AGM)
   5.250%, 09/01/20.......................................    500    593,660
Redlands Financing Authority (RB) Series A
   5.000%, 09/01/22.......................................  1,290  1,535,590
Roseville City School District (GO)
   5.000%, 08/01/17.......................................    400    433,828
Sacramento Municipal Utility District (RB) Series U (AGM)
   5.000%, 08/15/17.......................................    125    135,989
Saddleback Valley Unified School District (GO)
   5.000%, 08/01/22.......................................    465    557,916
San Diego County Regional Transportation Commission (RB)
  Series A
   5.000%, 04/01/18.......................................  1,365  1,515,710
San Diego County Water Authority Financing Corp. (RB)
  Series A
   4.000%, 05/01/17.......................................    450    476,424
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
   5.000%, 08/01/16.......................................    400    418,548
San Diego Unified School District (GO) Series C-2 (AGM)
   5.500%, 07/01/21.......................................    600    726,456
   5.500%, 07/01/25.......................................  2,550  3,230,314
San Dieguito Union High School District (GO) Series A-2
   5.000%, 08/01/23.......................................    490    597,227
San Juan Unified School District (GO)
   5.000%, 08/01/22.......................................    800    963,912
San Juan Unified School District (GO) Series B
   3.000%, 08/01/16.......................................    260    266,926

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
CALIFORNIA -- (Continued)
San Mateo County Community College District (GO)
   4.000%, 09/01/18.................................... $      700 $    764,267
San Ramon Valley Unified School District (GO)
   4.000%, 08/01/21....................................      1,500    1,702,980
Santa Ana Unified School District (GO) Series A
   5.000%, 08/01/18....................................        275      306,966
Santa Cruz City High School District (GO)
   4.000%, 08/01/22....................................        715      792,084
Santa Monica Community College District (GO) Series A
   5.000%, 08/01/22....................................        225      271,593
Santa Monica Public Financing Authority (RB) Series B
   4.000%, 12/01/19....................................        175      195,263
Saugus Union School District (GO) (NATL-RE FGIC)
   5.250%, 08/01/17....................................        500      544,750
Saugus/Hart School Facilities Financing Authority (RB)
  Series B
   5.000%, 09/01/15....................................        300      301,065
Sequoia Union High School District (GO) Series A
   4.000%, 07/01/16....................................        360      372,103
South San Francisco Unified School District (GO)
  Series G
   3.500%, 07/01/18....................................      5,600    5,991,552
Southern California Public Power Authority (RB)
   5.000%, 07/01/18....................................        150      167,597
   5.000%, 07/01/18....................................        250      279,328
   4.000%, 07/01/19....................................        575      638,802
   5.000%, 07/01/19....................................        650      746,908
Standard Elementary School District (GO) Series A
   4.000%, 08/01/24....................................        240      271,296
Stockton Unified School District (GO) (AGM)
   5.000%, 07/01/20....................................        150      172,514
Sweetwater Union High School District (GO)
   5.000%, 01/01/18....................................      1,200    1,314,096
Tahoe Forest Hospital District (GO)
   4.000%, 08/01/20....................................        295      331,079
Val Verde Unified School District (GO) Series B (AGM)
   3.000%, 08/01/17....................................        200      208,300
West Contra Costa Unified School District (GO) (AGM)
   5.000%, 08/01/17....................................        195      211,249
   5.000%, 08/01/18....................................      1,145    1,278,095
West Contra Costa Unified School District (GO)
  (ASSURED GTY)
   5.000%, 08/01/17....................................        175      189,583
West Contra Costa Unified School District (GO) Series B
   6.000%, 08/01/20....................................      1,065    1,296,829
West Covina Unified School District (GO) (AGM)
   5.000%, 08/01/21....................................        385      452,498
Western Riverside County Regional Wastewater Authority
  (RB) (ASSURED GTY)
   5.000%, 09/01/19....................................        250      275,070
Westside Union School District (GO) Series A
   4.000%, 08/01/23....................................        700      791,301
Wright Elementary School District (GO) Series A
   3.000%, 08/01/20....................................        165      175,544
Yolo County Washington Unified School District (GO)
   4.000%, 08/01/19....................................        450      497,822
Yosemite Union High School District (GO) (AGM)
   4.000%, 08/01/19....................................        395      432,612
Yuba Community College District (GO) Series C
   5.000%, 08/01/17....................................        240      259,154
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................             177,500,713
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (1.9%)
   JPMorgan Tax Free Money Market Fund.................  3,380,095    3,380,095
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $178,043,918)^^                                            $180,880,808
                                                                   ============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ---------- ------------ ------- ------------
Municipal Bonds..................         -- $177,500,713     --  $177,500,713
Temporary Cash Investments....... $3,380,095           --     --     3,380,095
                                  ---------- ------------ ------  ------------
TOTAL............................ $3,380,095 $177,500,713     --  $180,880,808
                                  ========== ============ ======  ============

                        DFA NY MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
MUNICIPAL BONDS -- (98.6%)

NEW YORK -- (98.6%)
Albany Industrial Development Agency (RB) Series E
   5.250%, 11/15/22....................................... $  710 $  781,845
Babylon Union Free School District
   2.000%, 06/15/17.......................................    500    511,530
   2.000%, 06/15/20.......................................    290    296,087
City of New York (GO) Series 1
   3.000%, 08/01/17.......................................    350    365,729
City of New York (GO) Series B
   5.000%, 08/01/21.......................................  1,000  1,174,700
City of New York (GO) Series F-1
   3.000%, 06/01/17.......................................    175    182,210
City of New York Series A
   5.000%, 08/01/23.......................................  1,200  1,423,668
County of Onondaga
   5.000%, 05/15/19.......................................    115    131,448
East Islip Union Free School District
   4.000%, 07/01/19.......................................    240    265,080
Haverstraw-Stony Point Central School District
   3.000%, 08/15/22.......................................    200    211,300
   3.000%, 08/15/23.......................................    360    378,374
Herricks Union Free School District
   4.000%, 06/15/21.......................................    150    170,063
Metropolitan Transportation Authority (RB) Series B-2
   5.000%, 11/01/16.......................................    750    792,592
Middletown City School District
   5.000%, 09/15/24.......................................    130    160,142
New Rochelle City School District
   4.000%, 06/01/18.......................................    475    514,416
   4.000%, 06/01/20.......................................    300    334,611
New York City Transitional Finance Authority Future Tax
  Secured Revenue (RB) Series F-1
(currency) 5.000%, 05/01/24 (Pre-refunded @ $100, 5/1/18).    750    835,162
New York City Water & Sewer System (RB) Series AA
   5.000%, 06/15/20.......................................    750    837,330
New York State (GO) Series A
   4.000%, 03/01/18.......................................    100    108,130
New York State Series C
   5.000%, 04/15/22.......................................    600    720,564
New York State Dormitory Authority (RB) Series A
   5.000%, 07/01/20.......................................    230    268,525
   5.000%, 10/01/22.......................................    475    574,484
   5.000%, 03/15/23.......................................    650    783,971
New York State Dormitory Authority (RB) Series B
   5.000%, 02/15/20.......................................  2,075  2,405,568
   5.000%, 02/15/22.......................................  1,000  1,187,440
New York State Environmental Facilities Corp. (RB) Series
  A
   5.250%, 12/15/18.......................................    225    256,606
New York State Thruway Authority (RB) Series A
   5.000%, 03/15/18.......................................    400    442,884
North Tonawanda City School District
   4.000%, 09/15/21.......................................    650    732,394
Oceanside Union Free School District
   2.500%, 07/01/23.......................................    520    529,906
Pittsford Central School District Series B
   4.000%, 12/15/17.......................................    100    107,518
Port Authority of New York & New Jersey (RB)
   5.000%, 12/01/17.......................................    750    821,407
Riverhead Central School District
   3.000%, 03/15/22.......................................    120    127,932
Sewanhaka Central High School District of Elmont
   3.000%, 07/15/23.......................................    590    629,554
South Huntington Union Free School District
   4.000%, 09/01/17.......................................    150    159,972
Spencerport Central School District
   2.000%, 06/15/21.......................................    500    514,540
Taconic Hills Central School District at Craryville
   4.000%, 06/15/22.......................................    250    280,538
Town of Babylon (GO)
   3.000%, 07/01/25.......................................    375    389,685
Town of Brookhaven (GO) Series A
   3.000%, 03/15/22.......................................    650    689,228
Town of Cheektowaga (GO)
   5.000%, 07/15/23.......................................    265    322,256
Town of Clarence
   2.000%, 08/01/18.......................................    325    335,228
   2.250%, 08/01/24.......................................    210    214,299
Town of LaGrange
   4.000%, 03/01/18.......................................    270    291,376
   4.000%, 03/01/19.......................................    280    308,470
   4.000%, 03/01/20.......................................    220    247,709
Triborough Bridge & Tunnel Authority (RB) Series A
   5.000%, 11/15/18.......................................    140    157,963

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
NEW YORK -- (Continued)
Triborough Bridge & Tunnel Authority (RB) Series B
   5.000%, 11/15/18....................................... $    250 $   282,078
   5.000%, 11/15/22.......................................      190     227,709
Triborough Bridge & Tunnel Authority (RB) Series C
   4.000%, 11/15/18.......................................      100     109,615
Tuckahoe Union Free School District
   5.000%, 07/15/19.......................................      145     166,105
   5.000%, 07/15/21.......................................      230     271,455
Wantagh Union Free School District
   2.000%, 11/15/22.......................................      250     251,858
West Irondequoit Central School District
   4.500%, 06/15/18.......................................      125     137,606
Yorktown Central School District
   2.000%, 07/01/21.......................................      400     412,408
                                                                    -----------
TOTAL MUNICIPAL BONDS.....................................           24,833,268
                                                                    -----------

                                                            SHARES
                                                           --------
TEMPORARY CASH INVESTMENTS -- (1.4%)
   Federated New York Municipal Cash Trust, 0.010%........  358,398     358,398
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $25,094,570)^^....................................          $25,191,666
                                                                    ===========

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ----------------------------------------
                                      LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                      -------- ----------- ------- -----------
Municipal Bonds......................       -- $24,833,268     --  $24,833,268
Temporary Cash Investments........... $358,398          --     --      358,398
                                      -------- ----------- ------  -----------
TOTAL................................ $358,398 $24,833,268     --  $25,191,666
                                      ======== =========== ======  ===========

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES  VALUE+
                                                       ------ --------
COMMON STOCKS -- (87.1%)

Consumer Discretionary -- (15.1%)
*   1-800-Flowers.com, Inc. Class A...................   600  $  5,970
    A. H. Belo Corp. Class A..........................   600     3,090
    Aaron's, Inc...................................... 1,900    70,262
#   Abercrombie & Fitch Co. Class A...................   400     8,036
    Advance Auto Parts, Inc...........................   200    34,842
*   Amazon.com, Inc...................................   700   375,305
*   AMC Networks, Inc. Class A........................   405    34,109
*   America's Car-Mart, Inc...........................   140     6,476
*   American Axle & Manufacturing Holdings, Inc.......   800    15,984
#   American Eagle Outfitters, Inc.................... 2,800    49,700
*   American Public Education, Inc....................   300     7,761
*   ANN, Inc.......................................... 1,000    45,750
*   Apollo Education Group, Inc. Class A.............. 1,300    16,653
    Aramark........................................... 1,607    51,135
*   Asbury Automotive Group, Inc......................   700    61,810
#*  Ascena Retail Group, Inc.......................... 1,500    18,780
*   Ascent Capital Group, Inc. Class A................   200     7,806
#   Autoliv, Inc......................................   600    63,120
*   AutoNation, Inc................................... 1,520    94,757
*   Ballantyne Strong, Inc............................   500     2,275
*   Barnes & Noble, Inc............................... 1,693    44,509
    Beasley Broadcast Group, Inc. Class A.............   300     1,301
#*  Bed Bath & Beyond, Inc............................   868    56,620
*   Belmond, Ltd. Class A............................. 1,713    20,744
#   Best Buy Co., Inc................................. 2,840    91,704
    Big 5 Sporting Goods Corp.........................   600     6,606
#   Big Lots, Inc..................................... 1,158    50,002
    Bloomin' Brands, Inc.............................. 1,362    31,721
#*  Blue Nile, Inc....................................    47     1,491
#   Bob Evans Farms, Inc..............................   400    19,968
*   Books-A-Million, Inc..............................   600     1,932
    BorgWarner, Inc................................... 1,629    80,978
*   Bravo Brio Restaurant Group, Inc..................   181     2,351
*   Bridgepoint Education, Inc........................   721     6,792
*   Bright Horizons Family Solutions, Inc.............   712    42,891
#   Brinker International, Inc........................   525    31,448
#   Brunswick Corp.................................... 1,226    65,088
#   Buckle, Inc. (The)................................   400    17,692
#*  Buffalo Wild Wings, Inc...........................   200    39,116
*   Build-A-Bear Workshop, Inc........................   500     8,725
#*  Cabela's, Inc.....................................   700    31,101
#   Cablevision Systems Corp. Class A.................   773    21,814
    Caleres, Inc......................................   960    31,718
#   Callaway Golf Co..................................   980     8,977
*   Cambium Learning Group, Inc....................... 1,078     5,067
    Capella Education Co..............................   231    11,899
*   CarMax, Inc....................................... 1,200    77,412
*   Carmike Cinemas, Inc..............................   300     7,515
    Carnival Corp..................................... 1,282    68,318
*   Carrols Restaurant Group, Inc.....................   433     4,772
    Carter's, Inc.....................................   800    81,128

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
    Cato Corp. (The) Class A..........................    700 $ 26,887
*   Cavco Industries, Inc.............................    200   14,616
    CBS Corp. Class B.................................  1,800   96,246
#*  Charter Communications, Inc. Class A..............    336   62,449
#   Cheesecake Factory, Inc. (The)....................  1,265   73,041
#   Chico's FAS, Inc..................................  2,100   31,962
    Children's Place, Inc. (The)......................    500   28,950
    Choice Hotels International, Inc..................    490   24,823
#*  Christopher & Banks Corp..........................    700    2,261
#*  Chuy's Holdings, Inc..............................    221    6,279
    Cinemark Holdings, Inc............................  1,436   56,665
    ClubCorp Holdings, Inc............................    139    3,241
#   Coach, Inc........................................    500   15,600
    Columbia Sportswear Co............................    800   57,232
    Comcast Corp. Class A............................. 12,931  807,024
#   Comcast Corp. Special Class A.....................  2,900  180,786
#*  Conn's, Inc.......................................    989   34,140
    Cooper Tire & Rubber Co...........................  1,440   47,419
    Core-Mark Holding Co., Inc........................    400   25,428
#   Cracker Barrel Old Country Store, Inc.............    400   60,756
#*  Crocs, Inc........................................  1,302   20,480
*   Crown Media Holdings, Inc. Class A................  1,152    5,149
    CST Brands, Inc...................................  1,321   50,039
    Culp, Inc.........................................    500   15,125
#*  Cumulus Media, Inc. Class A.......................    400      660
#   Dana Holding Corp.................................  4,036   74,908
    Darden Restaurants, Inc...........................    500   36,880
#*  Deckers Outdoor Corp..............................    400   29,152
    Delphi Automotive P.L.C...........................    500   39,040
*   Denny's Corp......................................    998   11,736
    Destination Maternity Corp........................    400    3,948
#   DeVry Education Group, Inc........................  1,197   36,365
#*  Diamond Resorts International, Inc................    779   24,414
    Dick's Sporting Goods, Inc........................  1,241   63,266
    Dillard's, Inc. Class A...........................  1,000  101,880
    DineEquity, Inc...................................    566   58,870
*   Discovery Communications, Inc.....................    900   27,270
#*  Discovery Communications, Inc. Class A............    700   23,114
*   DISH Network Corp. Class A........................    200   12,922
*   Dixie Group, Inc. (The)...........................    400    3,924
    Dollar General Corp...............................  1,176   94,515
*   Dollar Tree, Inc..................................  1,110   86,613
#   Domino's Pizza, Inc...............................    400   45,536
#*  Dorman Products, Inc..............................    800   42,224
    DR Horton, Inc....................................  2,100   62,349
#*  DreamWorks Animation SKG, Inc. Class A............    700   16,877
    Drew Industries, Inc..............................    407   23,875
    DSW, Inc. Class A.................................    695   22,601
#   Dunkin' Brands Group, Inc.........................    926   49,902
    Entravision Communications Corp. Class A..........     58      445
#   Ethan Allen Interiors, Inc........................    800   24,152
    EW Scripps Co. (The) Class A......................  1,479   32,494
    Expedia, Inc......................................    571   69,342

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
*   Express, Inc......................................  1,624 $ 30,921
*   Federal-Mogul Holdings Corp.......................  2,140   23,968
#*  Fiesta Restaurant Group, Inc......................    433   25,170
    Finish Line, Inc. (The) Class A...................    700   19,243
#*  Five Below, Inc...................................    467   17,218
#   Foot Locker, Inc..................................  1,678  118,383
    Ford Motor Co..................................... 24,533  363,824
#*  Fossil Group, Inc.................................    600   41,250
*   Fox Factory Holding Corp..........................    439    6,971
    Frisch's Restaurants, Inc.........................    100    3,370
#*  FTD Cos., Inc.....................................    440   12,817
#*  G-III Apparel Group, Ltd..........................  1,200   86,676
#   GameStop Corp. Class A............................  2,894  132,690
*   Gannett Co., Inc..................................  1,031   13,042
#   Gap, Inc. (The)...................................    893   32,577
    Garmin, Ltd.......................................  1,300   54,483
    General Motors Co.................................  6,639  209,195
*   Genesco, Inc......................................    400   25,876
#   Gentex Corp.......................................  3,360   54,029
*   Gentherm, Inc.....................................    750   37,748
#   Genuine Parts Co..................................    500   44,475
    Goodyear Tire & Rubber Co. (The)..................  2,353   70,896
#*  GoPro, Inc. Class A...............................    300   18,630
*   Grand Canyon Education, Inc.......................    866   37,610
*   Gray Television, Inc..............................  1,180   19,930
*   Green Brick Partners, Inc.........................     52      627
#   Group 1 Automotive, Inc...........................    500   48,485
#*  Groupon, Inc......................................  1,700    8,194
#   Guess?, Inc.......................................  1,374   30,077
#   H&R Block, Inc....................................    800   26,632
    Hanesbrands, Inc..................................  2,500   77,575
    Harley-Davidson, Inc..............................  1,007   58,708
    Harman International Industries, Inc..............    466   50,170
    Harte-Hanks, Inc..................................  1,200    5,628
#   Hasbro, Inc.......................................    400   31,496
    Haverty Furniture Cos., Inc.......................    600   13,308
*   Helen of Troy, Ltd................................    522   45,821
#*  hhgregg, Inc......................................    800    2,680
*   Hibbett Sports, Inc...............................    267   12,162
    Home Depot, Inc. (The)............................  2,736  320,194
    Hooker Furniture Corp.............................    200    4,990
*   Horizon Global Corp...............................    182    2,279
#*  Houghton Mifflin Harcourt Co......................    526   13,744
    HSN, Inc..........................................    596   43,812
#*  Hyatt Hotels Corp. Class A........................    242   13,511
#*  Iconix Brand Group, Inc...........................    900   19,557
    International Speedway Corp. Class A..............    600   20,562
    Interpublic Group of Cos., Inc. (The).............  1,746   37,190
    Interval Leisure Group, Inc.......................    900   19,188
#*  ITT Educational Services, Inc.....................    200      736
    Jack in the Box, Inc..............................    400   38,000
#*  JAKKS Pacific, Inc................................    662    6,521
#*  JC Penney Co., Inc................................  1,671   13,769

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
    John Wiley & Sons, Inc. Class A...................   940  $ 49,829
    John Wiley & Sons, Inc. Class B...................    70     3,750
    Johnson Controls, Inc............................. 2,000    91,120
    Journal Media Group, Inc..........................   474     3,835
*   K12, Inc..........................................   700     9,233
#*  Kate Spade & Co...................................   326     6,559
#   KB Home........................................... 1,375    21,973
    Kirkland's, Inc...................................   474    12,931
#   Kohl's Corp....................................... 1,807   110,805
*   Krispy Kreme Doughnuts, Inc.......................   900    16,776
    L Brands, Inc.....................................   400    32,288
    La-Z-Boy, Inc.....................................   800    20,320
#*  Lakeland Industries, Inc..........................   200     2,100
#*  Lands' End, Inc...................................   270     6,367
*   LeapFrog Enterprises, Inc......................... 1,200     1,127
    Lear Corp......................................... 1,021   106,255
    Leggett & Platt, Inc..............................   460    21,993
#   Lennar Corp. Class A..............................   917    48,638
    Libbey, Inc.......................................   853    31,740
*   Liberty Broadband Corp............................   889    47,588
*   Liberty Broadband Corp. Class A...................   385    20,778
    Liberty Interactive Corp., QVC Group Class
*     A(53071M104).................................... 2,955    85,843
    Liberty Interactive Corp., QVC Group Class
*     A(531229102)....................................   740    27,972
*   Liberty Media Corp................................ 1,480    55,796
*   Liberty TripAdvisor Holdings, Inc. Class A........   620    18,160
*   Liberty Ventures Series A......................... 1,228    50,937
    Lifetime Brands, Inc..............................   500     7,270
#   Lincoln Educational Services Corp.................   300       441
    Lions Gate Entertainment Corp.....................   605    23,704
    Lithia Motors, Inc. Class A.......................   400    47,876
*   Live Nation Entertainment, Inc.................... 1,700    44,574
*   LKQ Corp.......................................... 3,200   100,672
*   Loral Space & Communications, Inc.................   200    12,670
    Lowe's Cos., Inc.................................. 1,781   123,530
*   Luby's, Inc....................................... 1,000     4,850
#*  Lululemon Athletica, Inc..........................   200    12,572
#*  Lumber Liquidators Holdings, Inc..................   171     3,300
*   M/I Homes, Inc....................................   500    12,540
#   Macy's, Inc....................................... 1,400    96,684
*   Madison Square Garden Co. (The) Class A...........   550    45,870
    Marcus Corp. (The)................................   500    10,480
*   MarineMax, Inc....................................    15       271
    Marriott International, Inc. Class A..............   600    43,566
    Marriott Vacations Worldwide Corp.................    70     5,852
#   Mattel, Inc....................................... 2,102    48,787
*   McClatchy Co. (The) Class A.......................   127       103
    McDonald's Corp................................... 1,800   179,748
#   MDC Holdings, Inc.................................   918    27,411
#*  Media General, Inc................................   700    11,109
    Men's Wearhouse, Inc. (The).......................   922    54,877
#   Meredith Corp.....................................   800    38,336
*   Meritage Homes Corp............................... 1,000    45,100
*   Michael Kors Holdings, Ltd........................   126     5,291

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
*   Modine Manufacturing Co...........................  1,100 $ 11,143
*   Mohawk Industries, Inc............................    352   70,960
#   Monro Muffler Brake, Inc..........................    575   36,369
    Morningstar, Inc..................................    400   34,076
    Movado Group, Inc.................................    600   15,198
*   Murphy USA, Inc...................................    866   47,422
    NACCO Industries, Inc. Class A....................    200   10,154
    National CineMedia, Inc...........................    723   11,207
*   Nautilus, Inc.....................................    477   10,079
*   Netflix, Inc......................................    700   80,017
#   New York Times Co. (The) Class A..................  1,579   20,874
    Newell Rubbermaid, Inc............................    800   34,624
*   News Corp. Class A................................  1,700   25,041
*   News Corp. Class B................................    737   10,517
    Nexstar Broadcasting Group, Inc. Class A..........    300   17,208
    NIKE, Inc. Class B................................  1,200  138,264
#   Nordstrom, Inc....................................    500   38,155
*   Norwegian Cruise Line Holdings, Ltd...............    385   24,032
    Nutrisystem, Inc..................................    600   18,030
*   NVR, Inc..........................................     13   19,371
*   O'Reilly Automotive, Inc..........................    300   72,093
*   Office Depot, Inc................................. 10,039   80,312
#   Omnicom Group, Inc................................    900   65,772
*   Orbitz Worldwide, Inc.............................  1,300   14,664
#   Outerwall, Inc....................................    358   25,354
#*  Overstock.com, Inc................................    300    6,348
    Oxford Industries, Inc............................    400   33,572
*   Panera Bread Co. Class A..........................    285   58,174
#   Papa John's International, Inc....................    700   52,892
    Penske Automotive Group, Inc......................  2,200  118,800
*   Pep Boys-Manny, Moe & Jack (The)..................  1,200   14,220
#   Pier 1 Imports, Inc...............................  1,294   15,282
#   Polaris Industries, Inc...........................    402   55,098
    Pool Corp.........................................    353   24,858
*   Popeyes Louisiana Kitchen, Inc....................    300   18,204
*   Priceline Group, Inc. (The).......................    100  124,357
    PulteGroup, Inc...................................  2,100   43,512
#   PVH Corp..........................................    416   48,273
#*  Quiksilver, Inc...................................  4,300    1,972
    Ralph Lauren Corp.................................    500   62,945
*   Red Lion Hotels Corp..............................    600    4,884
*   Red Robin Gourmet Burgers, Inc....................    400   36,660
#   Regal Entertainment Group Class A.................    600   12,360
    Remy International, Inc...........................    289    8,554
#   Rent-A-Center, Inc................................  1,200   32,148
#*  Restoration Hardware Holdings, Inc................    300   30,438
    Rocky Brands, Inc.................................    200    3,632
    Ross Stores, Inc..................................  1,000   53,160
#   Royal Caribbean Cruises, Ltd......................  1,376  123,634
*   Ruby Tuesday, Inc.................................  1,500   11,010
    Ruth's Hospitality Group, Inc.....................    695   12,183
#   Ryland Group, Inc. (The)..........................  1,048   47,653
#   Saga Communications, Inc. Class A.................    133    5,387

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
    Salem Media Group, Inc. Class A...................   400  $  2,572
*   Sally Beauty Holdings, Inc........................   900    26,811
    Scholastic Corp...................................   179     7,713
#   Scripps Networks Interactive, Inc. Class A........   400    25,032
#   SeaWorld Entertainment, Inc....................... 1,500    26,010
*   Select Comfort Corp...............................   580    15,103
    Service Corp. International....................... 4,700   143,397
#*  Shiloh Industries, Inc............................   600     6,768
#*  Shutterfly, Inc...................................   573    24,782
    Signet Jewelers, Ltd..............................   533    64,610
    Sinclair Broadcast Group, Inc. Class A............   600    17,412
#*  Sirius XM Holdings, Inc........................... 3,200    12,672
#   Six Flags Entertainment Corp...................... 1,000    46,640
*   Skechers U.S.A., Inc. Class A.....................   509    76,579
#   Sonic Automotive, Inc. Class A....................   900    20,961
    Sonic Corp........................................   400    11,888
#   Sotheby's.........................................   932    38,986
    Spartan Motors, Inc............................... 1,100     4,884
    Speedway Motorsports, Inc......................... 1,014    21,243
    Stage Stores, Inc.................................   900    15,840
    Standard Motor Products, Inc......................   448    16,383
#*  Standard Pacific Corp............................. 3,900    35,061
    Staples, Inc...................................... 3,255    47,881
    Starbucks Corp.................................... 2,226   128,952
    Starwood Hotels & Resorts Worldwide, Inc..........   500    39,730
#*  Starz............................................. 1,190    48,135
    Stein Mart, Inc................................... 1,300    13,247
*   Steven Madden, Ltd................................ 1,023    42,639
#   Strattec Security Corp............................    40     2,812
*   Strayer Education, Inc............................    59     3,281
    Sturm Ruger & Co., Inc............................   300    18,006
    Superior Industries International, Inc............   800    13,536
    Superior Uniform Group, Inc.......................   400     7,692
    Sypris Solutions, Inc.............................   700       875
*   Systemax, Inc.....................................   988     6,738
*   Tandy Leather Factory, Inc........................   300     2,544
    Target Corp....................................... 2,400   196,440
    TEGNA, Inc........................................ 2,062    60,066
*   Tempur Sealy International, Inc...................   600    45,330
*   Tenneco, Inc......................................   600    29,886
#   Texas Roadhouse, Inc.............................. 1,200    47,268
    Thor Industries, Inc..............................   840    46,939
    Tiffany & Co......................................   400    38,280
    Time Warner Cable, Inc............................ 2,180   414,222
    Time Warner, Inc.................................. 2,297   202,228
    Time, Inc......................................... 1,345    30,020
    TJX Cos., Inc. (The)..............................   885    61,791
*   Toll Brothers, Inc................................ 1,048    40,788
*   TopBuild Corp.....................................   109     3,135
*   Tower International, Inc..........................   500    13,065
#*  Town Sports International Holdings, Inc...........   288       657
#   Tractor Supply Co.................................   600    55,512
#*  TripAdvisor, Inc..................................   300    23,814

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Discretionary -- (Continued)
#*  Tuesday Morning Corp..............................   600  $     5,628
#   Tupperware Brands Corp............................   400       23,388
    Twenty-First Century Fox, Inc. Class A............ 3,307      114,058
    Twenty-First Century Fox, Inc. Class B............ 1,295       43,408
*   Ulta Salon Cosmetics & Fragrance, Inc.............   200       33,206
#*  Under Armour, Inc. Class A........................   400       39,732
*   Unifi, Inc........................................   666       20,553
*   Universal Electronics, Inc........................   300       15,552
#*  Urban Outfitters, Inc............................. 1,900       61,978
    Vail Resorts, Inc.................................   502       55,064
    VF Corp...........................................   600       46,254
    Viacom, Inc. Class B..............................   800       45,600
*   Vista Outdoor, Inc................................ 1,296       61,132
#*  Visteon Corp......................................   710       70,666
#*  VOXX International Corp...........................   850        6,800
    Walt Disney Co. (The)............................. 5,800      696,000
#   Wendy's Co. (The)................................. 6,286       64,494
*   West Marine, Inc..................................   500        4,540
    Whirlpool Corp....................................   900      159,957
    Williams-Sonoma, Inc..............................   500       42,330
#   Winmark Corp......................................    30        3,041
#   Winnebago Industries, Inc.........................   478       10,674
    Wolverine World Wide, Inc......................... 1,128       33,073
    Wyndham Worldwide Corp............................   568       46,871
    Yum! Brands, Inc..................................   600       52,656
#*  Zumiez, Inc.......................................   696       18,166
                                                              -----------
Total Consumer Discretionary..........................         15,302,521
                                                              -----------
Consumer Staples -- (4.9%)
    Alico, Inc........................................   200        8,964
    Andersons, Inc. (The).............................   550       20,515
    Archer-Daniels-Midland Co......................... 2,300      109,066
#   Avon Products, Inc................................ 1,700        9,639
    B&G Foods, Inc.................................... 1,133       33,457
#*  Boulder Brands, Inc............................... 1,229       10,238
    Bunge, Ltd........................................   933       74,500
#   Cal-Maine Foods, Inc.............................. 1,200       64,992
#   Calavo Growers, Inc...............................   300       16,353
#   Campbell Soup Co.................................. 1,050       51,776
#   Casey's General Stores, Inc.......................   807       82,488
*   Central Garden & Pet Co. Class A..................   198        1,996
#*  Chefs' Warehouse, Inc. (The)......................   700       12,040
    Church & Dwight Co., Inc..........................   400       34,532
#   Clorox Co. (The)..................................   500       55,970
#   Coca-Cola Bottling Co. Consolidated...............   200       32,400
    Coca-Cola Co. (The)............................... 7,711      316,768
    Coca-Cola Enterprises, Inc........................ 1,305       66,659
    Colgate-Palmolive Co.............................. 1,400       95,228
#   ConAgra Foods, Inc................................ 1,800       79,308
    Costco Wholesale Corp.............................   800      116,240
*   Darling Ingredients, Inc.......................... 2,800       35,980
#   Dean Foods Co..................................... 1,775       31,595
*   Diamond Foods, Inc................................   327       10,565

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Staples -- (Continued)
    Dr Pepper Snapple Group, Inc......................   884  $ 70,914
    Edgewell Personal Care Co.........................   533    51,013
*   Energizer Holdings, Inc...........................   533    20,526
    Estee Lauder Cos., Inc. (The) Class A.............   400    35,644
*   Farmer Bros Co....................................   500    11,830
    Flowers Foods, Inc................................ 3,300    71,478
    Fresh Del Monte Produce, Inc......................   837    33,078
#*  Fresh Market, Inc. (The)..........................   218     6,649
    General Mills, Inc................................ 1,144    66,592
#*  Hain Celestial Group, Inc. (The)..................   800    54,384
    Hershey Co. (The).................................   183    16,999
    Hormel Foods Corp.................................   877    51,927
*   HRG Group, Inc.................................... 2,100    29,925
    Ingles Markets, Inc. Class A......................   300    13,884
    Ingredion, Inc.................................... 1,042    91,904
    Inter Parfums, Inc................................   350    10,637
    J&J Snack Foods Corp..............................   400    47,344
#   JM Smucker Co. (The)..............................   774    86,448
    John B. Sanfilippo & Son, Inc.....................   200    10,398
    Kellogg Co........................................   544    35,996
    Keurig Green Mountain, Inc........................   314    23,563
    Kimberly-Clark Corp...............................   700    80,479
    Kraft Heinz Co. (The)............................. 1,134    90,119
    Kroger Co. (The).................................. 1,808    70,946
    Lancaster Colony Corp.............................   500    46,605
*   Landec Corp.......................................   800    10,680
#   McCormick & Co., Inc..............................   500    41,005
*   Medifast, Inc.....................................   300     9,261
    Mondelez International, Inc. Class A.............. 4,703   212,246
*   Monster Beverage Corp.............................   700   107,485
*   National Beverage Corp............................   400     9,508
*   Omega Protein Corp................................   700     9,954
#   Orchids Paper Products Co.........................    98     2,474
    PepsiCo, Inc...................................... 3,179   306,297
#   Pilgrim's Pride Corp..............................   493    10,669
    Pinnacle Foods, Inc............................... 1,778    79,921
#*  Post Holdings, Inc................................   760    40,842
#   Pricesmart, Inc...................................   300    29,073
    Procter & Gamble Co. (The)........................ 6,900   529,230
*   Revlon, Inc. Class A..............................   505    18,165
    Rocky Mountain Chocolate Factory, Inc.............   200     2,596
#   Sanderson Farms, Inc..............................   600    43,206
    Snyder's-Lance, Inc...............................   800    26,016
    SpartanNash Co....................................   700    22,547
    Spectrum Brands Holdings, Inc.....................   815    86,349
#*  Sprouts Farmers Market, Inc.......................   884    21,676
*   SUPERVALU, Inc.................................... 2,704    24,931
#   Sysco Corp........................................ 1,100    39,941
#   Tootsie Roll Industries, Inc......................   649    21,073
#*  TreeHouse Foods, Inc..............................   642    52,618
    Tyson Foods, Inc. Class A......................... 2,989   132,562
*   United Natural Foods, Inc.........................   900    40,977
    Wal-Mart Stores, Inc.............................. 5,991   431,232

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Staples -- (Continued)
    WD-40 Co..........................................   200  $   17,926
    Weis Markets, Inc.................................   488      20,579
*   WhiteWave Foods Co. (The) Class A.................   800      41,296
    Whole Foods Market, Inc........................... 1,349      49,104
                                                              ----------
Total Consumer Staples................................         4,991,990
                                                              ----------
Energy -- (9.0%)
    Adams Resources & Energy, Inc.....................    49       2,341
#   Alon USA Energy, Inc.............................. 1,630      30,334
    Anadarko Petroleum Corp........................... 2,300     171,005
    Apache Corp....................................... 2,151      98,645
#*  Approach Resources, Inc...........................   597       2,322
#*  Arch Coal, Inc.................................... 3,052         550
#   Atwood Oceanics, Inc.............................. 1,150      23,920
    Baker Hughes, Inc................................. 2,161     125,662
#*  Basic Energy Services, Inc........................   800       4,832
#*  Bill Barrett Corp................................. 1,012       5,748
*   Bonanza Creek Energy, Inc.........................   598       4,670
#   Bristow Group, Inc................................   560      25,228
#*  C&J Energy Services, Ltd.......................... 1,202      11,599
#   Cabot Oil & Gas Corp.............................. 1,100      28,776
    California Resources Corp......................... 1,215       5,139
*   Cameron International Corp........................ 1,401      70,694
#   CARBO Ceramics, Inc...............................   428      14,060
#*  Carrizo Oil & Gas, Inc............................ 1,204      45,909
*   Cheniere Energy, Inc..............................   800      55,176
#   Chesapeake Energy Corp............................ 4,651      40,278
    Chevron Corp...................................... 9,301     822,953
    Cimarex Energy Co................................. 1,000     104,120
#*  Clayton Williams Energy, Inc......................   200       8,056
#*  Clean Energy Fuels Corp........................... 1,421       8,185
#*  Cloud Peak Energy, Inc............................   906       2,881
#*  Cobalt International Energy, Inc.................. 3,555      27,409
    Columbia Pipeline Group, Inc...................... 1,000      29,180
#   Comstock Resources, Inc...........................   900       1,134
*   Concho Resources, Inc.............................   628      66,920
    ConocoPhillips.................................... 7,900     397,686
#   CONSOL Energy, Inc................................ 1,392      22,996
*   Contango Oil & Gas Co.............................   400       3,672
#*  Continental Resources, Inc........................   600      20,046
#   Core Laboratories NV..............................   309      33,876
#*  Dawson Geophysical Co.............................   564       2,329
    Delek US Holdings, Inc............................   900      32,103
#   Denbury Resources, Inc............................ 2,062       8,124
    Devon Energy Corp................................. 2,409     119,053
#   Diamond Offshore Drilling, Inc.................... 1,200      26,340
*   Diamondback Energy, Inc...........................   761      51,215
#*  Dril-Quip, Inc....................................   500      29,205
    Energen Corp......................................   458      25,282
#   Energy XXI, Ltd................................... 1,157       2,048
    EnLink Midstream LLC.............................. 1,600      43,120
    EOG Resources, Inc................................ 3,542     273,407
    EQT Corp..........................................   400      30,740

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Energy -- (Continued)
*   Era Group, Inc....................................    500 $    8,465
    Exterran Holdings, Inc............................  1,611     39,937
    Exxon Mobil Corp.................................. 24,192  1,916,248
*   FMC Technologies, Inc.............................  1,932     63,292
#*  Forum Energy Technologies, Inc....................    495      7,564
#*  Geospace Technologies Corp........................    222      3,872
    Green Plains, Inc.................................    700     15,715
#   Gulfmark Offshore, Inc. Class A...................    646      6,085
*   Gulfport Energy Corp..............................  1,361     44,586
    Halliburton Co....................................  3,900    162,981
*   Helix Energy Solutions Group, Inc.................  2,011     16,832
#   Helmerich & Payne, Inc............................  1,200     69,288
    Hess Corp.........................................  1,580     93,236
    HollyFrontier Corp................................  1,553     74,948
#*  Hornbeck Offshore Services, Inc...................    922     16,780
*   ION Geophysical Corp..............................  2,100      1,659
#*  Key Energy Services, Inc..........................  2,845      2,589
    Kinder Morgan, Inc................................  5,539    191,871
#*  Kosmos Energy, Ltd................................  2,720     19,584
#   LinnCo LLC........................................  1,680      6,552
    Marathon Oil Corp.................................  3,713     78,010
    Marathon Petroleum Corp...........................  4,800    262,416
#*  Matador Resources Co..............................  1,100     24,233
*   Matrix Service Co.................................    500      9,690
#   Murphy Oil Corp...................................  1,599     52,431
    Nabors Industries, Ltd............................  3,694     42,887
#   National Oilwell Varco, Inc.......................  1,700     71,621
*   Natural Gas Services Group, Inc...................    200      4,024
*   Newfield Exploration Co...........................  2,080     68,203
*   Newpark Resources, Inc............................  1,700     12,291
#   Noble Corp. P.L.C.................................  2,216     26,481
    Noble Energy, Inc.................................  2,499     88,054
#*  Northern Oil and Gas, Inc.........................    494      2,351
#*  Nuverra Environmental Solutions, Inc..............    242        682
#*  Oasis Petroleum, Inc..............................  1,017      9,794
    Occidental Petroleum Corp.........................  2,200    154,440
    Oceaneering International, Inc....................  1,000     40,020
*   Oil States International, Inc.....................    781     23,516
#   ONEOK, Inc........................................    800     30,232
#*  Overseas Shipholding Group, Inc...................    200        720
*   Par Petroleum Corp................................     57      1,027
#   Paragon Offshore P.L.C............................    622        463
*   Parker Drilling Co................................  3,152      8,006
#   Patterson-UTI Energy, Inc.........................  2,320     38,245
#   PBF Energy, Inc. Class A..........................  1,270     40,094
#*  PDC Energy, Inc...................................    600     28,170
#*  Penn Virginia Corp................................    420        563
*   PHI, Inc..........................................    400     11,092
    Phillips 66.......................................  2,151    171,005
*   Pioneer Energy Services Corp......................  1,900      6,954
    Pioneer Natural Resources Co......................    658     83,415
    QEP Resources, Inc................................  2,300     31,924
#   Range Resources Corp..............................  1,056     41,543

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Energy -- (Continued)
#*  Renewable Energy Group, Inc....................... 1,100  $   11,220
#*  Rex Energy Corp................................... 1,300       2,912
    Rowan Cos. P.L.C. Class A......................... 2,000      34,460
#   RPC, Inc.......................................... 1,200      14,760
#*  SandRidge Energy, Inc............................. 5,159       2,667
    Schlumberger, Ltd................................. 5,396     446,897
#   Scorpio Tankers, Inc.............................. 1,738      18,666
#*  SEACOR Holdings, Inc..............................   500      31,585
    SemGroup Corp. Class A............................   400      28,436
#*  Seventy Seven Energy, Inc.........................   428       1,335
#   Ship Finance International, Ltd................... 1,848      30,917
    SM Energy Co...................................... 1,072      39,739
#*  Southwestern Energy Co............................ 3,127      58,162
#   Spectra Energy Corp...............................   945      28,596
#*  Stone Energy Corp................................. 1,000       5,790
    Superior Energy Services, Inc..................... 2,641      44,897
#*  Swift Energy Co...................................   991         725
#*  Synergy Resources Corp............................   800       7,784
#   Targa Resources Corp.............................. 1,100      97,295
#   Teekay Corp....................................... 1,300      46,553
#   Tesco Corp........................................   818       7,853
    Tesoro Corp....................................... 2,503     243,642
*   TETRA Technologies, Inc........................... 1,700       8,092
#   Tidewater, Inc.................................... 1,100      21,483
#   Transocean, Ltd................................... 4,291      56,899
#*  Triangle Petroleum Corp...........................   854       3,168
#*  Ultra Petroleum Corp..............................   500       3,890
#*  Unit Corp......................................... 1,100      21,703
#   US Silica Holdings, Inc...........................   438       9,864
*   Vaalco Energy, Inc................................ 1,200       1,584
    Valero Energy Corp................................ 3,800     249,280
#   W&T Offshore, Inc................................. 1,613       6,081
#*  Weatherford International P.L.C................... 5,083      54,286
    Western Refining, Inc............................. 1,947      85,980
*   Whiting Petroleum Corp............................ 2,258      46,266
*   Willbros Group, Inc...............................   427         346
    Williams Cos., Inc. (The)......................... 1,274      66,860
    World Fuel Services Corp.......................... 1,300      52,845
#*  WPX Energy, Inc................................... 2,000      17,400
                                                              ----------
Total Energy..........................................         9,096,567
                                                              ----------
Financials -- (17.1%)
    1st Source Corp...................................   400      13,596
    ACE, Ltd..........................................   937     101,918
*   Affiliated Managers Group, Inc....................   300      62,370
    Alexander & Baldwin, Inc.......................... 1,017      38,392
*   Alleghany Corp....................................   116      56,391
    Allied World Assurance Co. Holdings AG............ 1,272      53,755
    Allstate Corp. (The).............................. 2,000     137,900
*   Ally Financial, Inc............................... 1,150      26,186
*   Altisource Asset Management Corp..................    21       2,784
*   Altisource Portfolio Solutions SA.................   218       7,120
    American Equity Investment Life Holding Co........ 1,496      44,192

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    American Express Co...............................  2,100 $159,726
    American Financial Group, Inc.....................  1,300   89,635
    American International Group, Inc.................  3,941  252,697
    American National Insurance Co....................    200   21,390
    Ameriprise Financial, Inc.........................    701   88,095
    Ameris Bancorp....................................    730   19,717
    AMERISAFE, Inc....................................    200   10,010
    AmeriServ Financial, Inc..........................    560    1,882
#   Amtrust Financial Services, Inc...................  1,694  117,750
    Aon P.L.C.........................................    538   54,214
#*  Arch Capital Group, Ltd...........................    832   59,372
    Argo Group International Holdings, Ltd............    746   42,059
    Arthur J Gallagher & Co...........................    718   34,055
#   Artisan Partners Asset Management, Inc. Class A...    201    9,598
    Aspen Insurance Holdings, Ltd.....................    700   33,663
#   Associated Banc-Corp..............................  2,179   42,948
    Assured Guaranty, Ltd.............................  2,829   69,197
*   Asta Funding, Inc.................................    300    2,505
    Astoria Financial Corp............................  1,500   22,680
    Axis Capital Holdings, Ltd........................  1,300   74,828
    Bancfirst Corp....................................    325   20,673
#*  Bancorp, Inc. (The)...............................    400    3,340
#   BancorpSouth, Inc.................................  1,886   47,659
    Bank Mutual Corp..................................  1,000    7,270
    Bank of America Corp.............................. 30,876  552,063
#   Bank of Hawaii Corp...............................    900   60,723
    Bank of New York Mellon Corp. (The)...............  3,236  140,442
#   Bank of the Ozarks, Inc...........................  1,260   55,591
    BankUnited, Inc...................................  1,201   43,861
    Banner Corp.......................................    471   22,448
    BB&T Corp.........................................  2,209   88,956
    BBCN Bancorp, Inc.................................  1,500   23,025
*   Beneficial Bancorp, Inc...........................  1,319   16,962
*   Berkshire Hathaway, Inc. Class B..................  2,645  377,547
    Berkshire Hills Bancorp, Inc......................    254    7,391
    BGC Partners, Inc. Class A........................  1,625   16,006
    BlackRock, Inc....................................    429  144,281
#*  BofI Holding, Inc.................................    218   26,781
#   BOK Financial Corp................................    631   41,936
#   Boston Private Financial Holdings, Inc............  1,500   18,870
    Brookline Bancorp, Inc............................  1,601   18,043
    Brown & Brown, Inc................................  2,525   84,461
    Bryn Mawr Bank Corp...............................    100    2,884
    California First National Bancorp.................      3       41
*   Capital Bank Financial Corp. Class A..............     36    1,079
    Capital One Financial Corp........................  2,200  178,860
#   Capitol Federal Financial, Inc....................  2,200   26,444
    Cardinal Financial Corp...........................    700   16,352
#   Cash America International, Inc...................    700   19,411
    Cathay General Bancorp............................  1,647   52,885
    CBOE Holdings, Inc................................    700   43,386
*   CBRE Group, Inc. Class A..........................    863   32,768
    Centerstate Banks, Inc............................    371    5,172

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Central Pacific Financial Corp....................   628  $ 14,626
    Charles Schwab Corp. (The)........................ 1,800    62,784
    Chemical Financial Corp...........................   800    26,360
#   Chicopee Bancorp, Inc.............................    89     1,473
    Chubb Corp. (The).................................   812   100,956
#   Cincinnati Financial Corp.........................   960    53,002
    CIT Group, Inc.................................... 1,352    63,598
    Citigroup, Inc.................................... 8,944   522,866
    Citizens Community Bancorp, Inc...................   300     2,733
#*  Citizens, Inc..................................... 1,400     9,478
    City Holding Co...................................   400    19,288
    City National Corp................................   900    80,919
#   Clifton Bancorp, Inc..............................   214     2,910
    CME Group, Inc.................................... 1,000    96,040
    CNA Financial Corp................................   300    11,886
#   CNO Financial Group, Inc.......................... 2,500    44,600
    Columbia Banking System, Inc...................... 1,146    37,577
    Comerica, Inc..................................... 1,107    52,505
#   Commerce Bancshares, Inc.......................... 1,550    72,990
#   Community Bank System, Inc........................   700    26,761
    Community Trust Bancorp, Inc......................   250     8,753
#*  Cowen Group, Inc. Class A......................... 1,879    10,616
#   Crawford & Co. Class A............................   200     1,298
    Crawford & Co. Class B............................   200     1,384
#*  Credit Acceptance Corp............................   145    34,830
*   CU Bancorp........................................   259     5,747
#   Cullen/Frost Bankers, Inc.........................   920    66,654
*   Customers Bancorp, Inc............................     7       176
#   CVB Financial Corp................................ 1,760    31,170
    Dime Community Bancshares, Inc....................   700    11,900
    Discover Financial Services....................... 2,075   115,806
    Donegal Group, Inc. Class A.......................   700    10,409
*   E*TRADE Financial Corp............................ 1,642    46,666
    East West Bancorp, Inc............................ 2,523   112,930
#   Eaton Vance Corp.................................. 1,072    41,122
    EMC Insurance Group, Inc..........................   352     8,490
    Employers Holdings, Inc...........................   251     6,024
#*  Encore Capital Group, Inc.........................   608    26,150
    Endurance Specialty Holdings, Ltd.................   715    49,685
*   Enova International, Inc..........................   640    11,571
*   Enstar Group, Ltd.................................   200    31,998
    Enterprise Bancorp, Inc...........................    41       901
    Erie Indemnity Co. Class A........................   592    51,096
    Evercore Partners, Inc. Class A...................   500    29,400
#   Everest Re Group, Ltd.............................   500    91,560
*   Ezcorp, Inc. Class A..............................   700     4,963
    FBL Financial Group, Inc. Class A.................   500    28,505
    Federal Agricultural Mortgage Corp. Class C.......   200     5,350
#   Federated Investors, Inc. Class B................. 1,100    37,081
    Federated National Holding Co.....................   200     4,718
    Fifth Third Bancorp............................... 5,199   109,543
#   Financial Engines, Inc............................   400    18,344
*   First Acceptance Corp............................. 1,000     2,990

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
#   First American Financial Corp..................... 1,833  $ 74,383
*   First BanCorp(318672706)..........................   200       862
    First BanCorp(318910106)..........................   600    10,242
    First Bancorp, Inc................................   147     2,794
    First Busey Corp.................................. 1,700    10,829
*   First Cash Financial Services, Inc................   644    26,191
    First Commonwealth Financial Corp................. 1,503    13,828
    First Financial Bancorp........................... 1,100    20,911
    First Financial Bankshares, Inc...................   800    27,184
    First Financial Corp..............................   300     9,954
    First Financial Northwest, Inc....................   100     1,243
#   First Horizon National Corp....................... 3,726    59,057
    First Merchants Corp..............................   144     3,748
    First Midwest Bancorp, Inc........................ 1,160    21,773
    First Niagara Financial Group, Inc................ 4,158    40,374
    First Republic Bank...............................   732    46,694
    First South Bancorp, Inc..........................   400     3,188
    FirstMerit Corp................................... 1,386    25,974
    Flushing Financial Corp...........................   700    14,532
#   FNB Corp.......................................... 3,468    47,824
    FNF Group......................................... 1,043    40,771
*   FNFV Group........................................ 1,618    23,558
#*  Forestar Group, Inc...............................   900    11,520
    Franklin Resources, Inc........................... 1,592    72,516
    Fulton Financial Corp............................. 3,993    51,749
#   FXCM, Inc. Class A................................   151       166
    Gain Capital Holdings, Inc........................    23       161
    GAMCO Investors, Inc. Class A.....................   200    13,732
*   Genworth Financial, Inc. Class A..................   978     6,856
    Glacier Bancorp, Inc.............................. 1,400    39,340
*   Global Indemnity P.L.C............................   550    15,208
    Goldman Sachs Group, Inc. (The)................... 1,240   254,287
    Great Southern Bancorp, Inc.......................   200     8,300
#*  Green Dot Corp. Class A...........................   141     2,922
#   Greenhill & Co., Inc..............................   170     6,686
*   Greenlight Capital Re, Ltd. Class A...............   700    19,474
#   Griffin Industrial Realty, Inc....................    93     2,916
#   Hancock Holding Co................................ 1,536    44,882
    Hanmi Financial Corp..............................   469    11,870
    Hanover Insurance Group, Inc. (The)...............   600    48,510
    Hartford Financial Services Group, Inc. (The)..... 2,453   116,640
    HCC Insurance Holdings, Inc....................... 1,500   115,740
#   HCI Group, Inc....................................   253    11,355
    Heartland Financial USA, Inc......................   493    18,576
    HF Financial Corp.................................    99     1,536
    HFF, Inc. Class A.................................   650    29,796
*   Hilltop Holdings, Inc............................. 1,349    28,396
    Home Bancorp, Inc.................................   200     4,846
    Home BancShares, Inc.............................. 1,200    47,784
*   HomeStreet, Inc...................................   443    10,016
    Horace Mann Educators Corp........................   700    24,668
#*  Howard Hughes Corp. (The).........................   389    52,888
    Hudson City Bancorp, Inc.......................... 7,639    78,758

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Huntington Bancshares, Inc........................  3,259 $ 38,033
    Iberiabank Corp...................................    700   45,185
    Independent Bank Corp.............................    618   29,886
    Independent Bank Group, Inc.......................    162    7,206
    Interactive Brokers Group, Inc. Class A...........  1,364   54,765
    Intercontinental Exchange, Inc....................    424   96,689
    International Bancshares Corp.....................  1,357   36,544
    Invesco, Ltd......................................  2,351   90,749
    Investment Technology Group, Inc..................    701   14,265
    Investors Bancorp, Inc............................  3,305   40,255
#   Janus Capital Group, Inc..........................  3,400   55,692
    Jones Lang LaSalle, Inc...........................    300   53,412
    JPMorgan Chase & Co............................... 11,025  755,543
*   KCG Holdings, Inc. Class A........................    207    2,198
*   Kearny Financial Corp.............................    836    9,321
#   Kemper Corp.......................................  1,168   45,225
    Kennedy-Wilson Holdings, Inc......................    930   23,548
    KeyCorp...........................................  4,995   74,126
    Lakeland Financial Corp...........................    208    8,848
    LegacyTexas Financial Group, Inc..................    571   17,353
    Legg Mason, Inc...................................    979   48,304
    Leucadia National Corp............................  2,445   57,506
    Lincoln National Corp.............................  1,614   90,901
    LNB Bancorp, Inc..................................    200    3,720
    Loews Corp........................................  2,000   76,220
#   LPL Financial Holdings, Inc.......................  1,367   64,454
#   M&T Bank Corp.....................................    888  116,461
#   Maiden Holdings, Ltd..............................  1,300   21,502
    MainSource Financial Group, Inc...................    700   15,323
*   Marcus & Millichap, Inc...........................    300   15,372
    MarketAxess Holdings, Inc.........................    511   49,976
    Marsh & McLennan Cos., Inc........................  1,000   57,940
*   Maui Land & Pineapple Co., Inc....................    240    1,241
#   MB Financial, Inc.................................  1,304   44,466
#*  MBIA, Inc.........................................  3,887   23,128
    McGraw Hill Financial, Inc........................    500   50,875
    Merchants Bancshares, Inc.........................    114    3,602
#   Mercury General Corp..............................    740   41,773
*   Meridian Bancorp, Inc.............................    183    2,386
    MetLife, Inc......................................  2,727  152,003
    Metro Bancorp, Inc................................     84    2,055
#*  MGIC Investment Corp..............................  3,800   42,066
    MidSouth Bancorp, Inc.............................     72    1,004
    Montpelier Re Holdings, Ltd.......................    729   31,092
    Moody's Corp......................................    400   44,172
    Morgan Stanley....................................  4,000  155,360
    MSCI, Inc.........................................    919   62,639
    NASDAQ OMX Group, Inc. (The)......................  1,199   61,185
    National Bank Holdings Corp. Class A..............    600   12,984
    National Interstate Corp..........................    500   12,630
    National Penn Bancshares, Inc.....................  3,425   36,716
    National Western Life Insurance Co. Class A.......     11    2,651
#*  Nationstar Mortgage Holdings, Inc.................    628   11,649

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Navient Corp...................................... 3,093  $ 48,560
*   Navigators Group, Inc. (The)......................   200    15,636
    NBT Bancorp, Inc.................................. 1,078    29,138
    Nelnet, Inc. Class A..............................   700    27,573
#   New York Community Bancorp, Inc................... 1,600    30,448
*   NewStar Financial, Inc............................   868    10,043
    Northeast Community Bancorp, Inc..................   500     3,775
    Northern Trust Corp............................... 1,480   113,205
#   Northfield Bancorp, Inc...........................   134     2,018
    Northwest Bancshares, Inc......................... 2,350    29,822
    Ocean Shore Holding Co............................   183     2,743
#*  Ocwen Financial Corp.............................. 1,500    12,645
    OFG Bancorp....................................... 1,300    10,478
    Old National Bancorp.............................. 2,280    32,809
    Old Republic International Corp................... 3,800    63,574
    OneBeacon Insurance Group, Ltd. Class A...........   140     2,030
    Oppenheimer Holdings, Inc. Class A................   400     9,080
    Oritani Financial Corp............................ 1,400    21,994
    Pacific Continental Corp..........................   357     4,741
*   Pacific Mercantile Bancorp........................    91       673
#   PacWest Bancorp................................... 1,291    59,760
    Park National Corp................................   340    29,784
    PartnerRe, Ltd....................................   770   104,689
#   Peapack Gladstone Financial Corp..................   234     5,195
#   Penns Woods Bancorp, Inc..........................    71     3,049
#   People's United Financial, Inc.................... 3,487    56,734
*   PHH Corp.......................................... 1,109    27,681
*   PICO Holdings, Inc................................   700     8,631
    Pinnacle Financial Partners, Inc..................   630    33,447
    PNC Financial Services Group, Inc. (The).......... 1,500   147,270
*   Popular, Inc...................................... 1,538    47,094
#*  PRA Group, Inc.................................... 1,000    63,550
#   Primerica, Inc.................................... 1,219    55,135
    Principal Financial Group, Inc.................... 2,598   144,215
    PrivateBancorp, Inc............................... 1,429    59,075
    ProAssurance Corp................................. 1,200    57,948
    Progressive Corp. (The)........................... 4,210   128,405
    Prosperity Bancshares, Inc........................ 1,062    57,975
    Provident Financial Services, Inc................. 1,200    23,544
    Prudential Financial, Inc......................... 1,400   123,704
    Pulaski Financial Corp............................   143     1,849
    QC Holdings, Inc..................................   500     1,180
    Radian Group, Inc................................. 1,100    20,306
    Raymond James Financial, Inc...................... 1,029    60,711
*   Realogy Holdings Corp............................. 1,039    47,295
    Regions Financial Corp............................ 4,691    48,740
    Reinsurance Group of America, Inc.................   570    55,016
#   RenaissanceRe Holdings, Ltd.......................   778    83,479
    Renasant Corp.....................................   805    25,881
    Resource America, Inc. Class A....................   500     4,040
    Riverview Bancorp, Inc............................   500     2,165
#   RLI Corp..........................................   620    34,243
    S&T Bancorp, Inc..................................   700    21,644

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Safety Insurance Group, Inc.......................   300  $ 17,397
#   Sandy Spring Bancorp, Inc.........................   600    16,404
*   Santander Consumer USA Holdings, Inc.............. 1,248    30,177
    SEI Investments Co................................   664    35,398
    Selective Insurance Group, Inc.................... 1,010    31,118
*   Signature Bank....................................   442    64,351
    Simmons First National Corp. Class A..............   300    13,635
*   SLM Corp.......................................... 6,827    62,331
    South State Corp..................................   300    23,316
*   Springleaf Holdings, Inc..........................   724    36,569
#*  St Joe Co. (The)..................................   800    13,000
    StanCorp Financial Group, Inc.....................   700    79,814
#   State Auto Financial Corp.........................   700    16,940
#   State Bank Financial Corp.........................    50     1,013
    State Street Corp................................. 1,417   108,486
    Sterling Bancorp..................................   211     3,142
    Stewart Information Services Corp.................   400    16,448
*   Stifel Financial Corp.............................   975    53,576
    Suffolk Bancorp...................................   200     5,764
#*  Sun Bancorp, Inc..................................   144     3,008
    SunTrust Banks, Inc............................... 1,567    69,481
    Susquehanna Bancshares, Inc....................... 3,894    55,295
*   SVB Financial Group...............................   400    57,240
    Symetra Financial Corp............................ 1,723    43,144
    Synovus Financial Corp............................ 1,727    54,435
    T Rowe Price Group, Inc...........................   400    30,852
    TCF Financial Corp................................ 2,700    44,442
    TD Ameritrade Holding Corp........................   642    23,581
*   Tejon Ranch Co....................................   451    11,194
*   Texas Capital Bancshares, Inc.....................   698    41,140
#   TFS Financial Corp................................ 2,603    43,887
#   Tompkins Financial Corp...........................   305    16,485
    Torchmark Corp....................................   654    40,293
    TowneBank.........................................   721    12,726
    Travelers Cos., Inc. (The)........................ 2,608   276,761
    Trico Bancshares..................................   166     4,115
    TrustCo Bank Corp. NY............................. 2,597    16,179
#   Trustmark Corp.................................... 1,251    30,074
    U.S. Bancorp...................................... 8,200   370,722
    UMB Financial Corp................................   800    43,856
#   Umpqua Holdings Corp.............................. 3,092    54,852
    Union Bankshares Corp............................. 1,129    27,864
#   Union Bankshares, Inc.............................    64     1,675
#   United Bankshares, Inc............................ 1,407    57,026
    United Community Banks, Inc.......................   223     4,654
    United Financial Bancorp, Inc..................... 1,084    14,623
    United Fire Group, Inc............................   150     5,184
#   Universal Insurance Holdings, Inc................. 1,300    35,646
    Univest Corp. of Pennsylvania.....................   600    11,958
    Unum Group........................................ 1,500    53,760
    Validus Holdings, Ltd............................. 1,519    70,406
#   Valley National Bancorp........................... 4,371    43,360
#   Virtus Investment Partners, Inc...................    67     8,098

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Financials -- (Continued)
    Voya Financial, Inc...............................    820 $    38,499
    Waddell & Reed Financial, Inc. Class A............    652      29,281
*   Walker & Dunlop, Inc..............................    600      14,370
    Washington Federal, Inc...........................  1,883      43,836
    Washington Trust Bancorp, Inc.....................    217       8,630
    Waterstone Financial, Inc.........................  1,097      14,162
    Webster Financial Corp............................  1,903      73,570
    Wells Fargo & Co.................................. 23,585   1,364,864
#   WesBanco, Inc.....................................  1,023      33,984
#   Westamerica Bancorporation........................    530      25,959
*   Western Alliance Bancorp..........................  1,457      49,290
    Westwood Holdings Group, Inc......................     77       4,626
    Willis Group Holdings P.L.C.......................  1,100      51,139
    Wilshire Bancorp, Inc.............................  1,608      18,685
    Wintrust Financial Corp...........................  1,001      53,974
#   WisdomTree Investments, Inc.......................    936      23,306
#   WR Berkley Corp...................................  1,500      83,580
    WSFS Financial Corp...............................    400      11,484
    XL Group P.L.C....................................  1,823      69,310
#   Zions Bancorporation..............................  1,100      34,309
                                                              -----------
Total Financials......................................         17,327,797
                                                              -----------
Industrials -- (14.6%)
    3M Co.............................................  1,300     196,742
#   AAON, Inc.........................................    740      16,421
    AAR Corp..........................................    800      21,560
    ABM Industries, Inc...............................    800      26,368
*   ACCO Brands Corp..................................    759       6,209
    Actuant Corp. Class A.............................  1,500      34,590
    Acuity Brands, Inc................................    145      29,173
#   ADT Corp. (The)...................................  2,527      87,257
#*  Advisory Board Co. (The)..........................    200      11,980
#*  AECOM.............................................  2,099      64,712
*   Aegion Corp.......................................    700      13,839
#*  Aerojet Rocketdyne Holdings, Inc..................  1,200      28,092
*   Aerovironment, Inc................................    400      10,424
#   AGCO Corp.........................................  1,100      60,511
    Air Lease Corp....................................    800      28,280
*   Air Transport Services Group, Inc.................    451       4,668
    Alamo Group, Inc..................................    200      10,508
    Alaska Air Group, Inc.............................  2,600     196,950
    Albany International Corp. Class A................    486      18,089
    Allegiant Travel Co...............................    400      85,092
    Allegion P.L.C....................................    469      29,650
    Allison Transmission Holdings, Inc................  2,807      81,908
    Altra Industrial Motion Corp......................    800      20,320
    AMERCO............................................    600     215,622
    American Airlines Group, Inc......................  1,620      64,962
#   American Railcar Industries, Inc..................    600      23,970
*   American Woodmark Corp............................    490      32,222
    AMETEK, Inc.......................................  1,331      70,610
    AO Smith Corp.....................................  1,100      79,002
    Apogee Enterprises, Inc...........................    600      33,108

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
#   Applied Industrial Technologies, Inc..............   900  $ 34,767
*   ARC Document Solutions, Inc.......................   900     6,219
    ArcBest Corp......................................   600    19,830
    Argan, Inc........................................   211     8,204
#*  Armstrong World Industries, Inc...................   928    54,288
    Astec Industries, Inc.............................   500    19,655
*   Astronics Corp....................................   220    13,640
*   Atlas Air Worldwide Holdings, Inc.................   450    22,117
*   Avis Budget Group, Inc............................ 1,800    78,174
    AZZ, Inc..........................................   600    31,050
#   B/E Aerospace, Inc................................   300    14,613
*   Babcock & Wilcox Enterprises, Inc.................   600    11,832
    Barnes Group, Inc.................................   920    35,816
*   Beacon Roofing Supply, Inc........................   828    28,980
*   Blount International, Inc......................... 1,600    13,376
    Boeing Co. (The).................................. 1,200   173,004
    Brady Corp. Class A...............................   700    16,464
#   Briggs & Stratton Corp............................   600    11,088
    Brink's Co. (The).................................   997    31,136
*   Builders FirstSource, Inc......................... 1,800    27,072
    BWX Technologies, Inc............................. 1,200    29,472
*   CAI International, Inc............................   600     8,436
    Carlisle Cos., Inc................................   500    50,630
*   Casella Waste Systems, Inc. Class A...............   700     4,445
#   Caterpillar, Inc.................................. 2,355   185,174
    CDI Corp..........................................   700     8,477
    CEB, Inc..........................................   400    30,608
#   Ceco Environmental Corp...........................   329     2,961
    Celadon Group, Inc................................   500    10,850
    CH Robinson Worldwide, Inc........................   500    35,075
#   Chicago Bridge & Iron Co. NV......................   413    21,947
#   Cintas Corp.......................................   400    34,200
    CIRCOR International, Inc.........................   300    14,349
    Civeo Corp........................................ 1,562     3,343
    CLARCOR, Inc......................................   700    42,119
#*  Clean Harbors, Inc................................   400    19,808
#*  Colfax Corp....................................... 1,102    42,030
    Columbus McKinnon Corp............................   500    11,730
    Comfort Systems USA, Inc..........................   600    16,584
*   Commercial Vehicle Group, Inc.....................   400     2,364
#   Con-way, Inc...................................... 1,428    55,392
#   Copa Holdings SA Class A..........................   293    22,130
*   Copart, Inc.......................................   969    34,913
    Covanta Holding Corp.............................. 2,083    41,118
*   Covenant Transportation Group, Inc. Class A.......   115     2,715
*   CRA International, Inc............................   300     7,002
    Crane Co..........................................   900    47,880
    CSX Corp.......................................... 5,500   172,040
    Cubic Corp........................................   600    26,622
    Cummins, Inc......................................   566    73,314
    Curtiss-Wright Corp............................... 1,000    67,370
#   Deere & Co........................................   990    93,624
    Delta Air Lines, Inc.............................. 2,800   124,152

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    Deluxe Corp.......................................    700 $ 45,101
*   DigitalGlobe, Inc.................................  1,670   35,371
#   Donaldson Co., Inc................................  1,061   35,650
    Douglas Dynamics, Inc.............................    128    2,627
    Dover Corp........................................  1,331   85,277
    Dun & Bradstreet Corp. (The)......................    224   27,948
*   DXP Enterprises, Inc..............................    200    7,340
*   Dycom Industries, Inc.............................    700   46,242
    Eastern Co. (The).................................    142    2,468
    Eaton Corp. P.L.C.................................  1,416   85,781
*   Echo Global Logistics, Inc........................    400   12,920
    EMCOR Group, Inc..................................  1,300   62,179
    Emerson Electric Co...............................  2,000  103,500
    Encore Wire Corp..................................    400   13,732
#*  Energy Recovery, Inc..............................    992    2,609
    EnerSys...........................................  1,000   62,450
    Engility Holdings, Inc............................    266    5,828
    EnPro Industries, Inc.............................    400   20,272
    Equifax, Inc......................................    500   51,065
    ESCO Technologies, Inc............................    400   15,228
    Essendant, Inc....................................    900   33,138
*   Esterline Technologies Corp.......................    400   35,464
    Expeditors International of Washington, Inc.......    700   32,809
#   Fastenal Co.......................................    600   25,116
    Federal Signal Corp...............................    800   11,968
    FedEx Corp........................................  1,826  313,013
#   Flowserve Corp....................................    600   28,194
    Fluor Corp........................................    926   43,290
    Fortune Brands Home & Security, Inc...............    745   35,574
    Forward Air Corp..................................    500   24,275
    Franklin Electric Co., Inc........................    719   20,750
    FreightCar America, Inc...........................    300    5,778
*   FTI Consulting, Inc...............................    920   37,646
#*  Fuel Tech, Inc....................................    600    1,092
    G&K Services, Inc. Class A........................    500   32,780
#   GATX Corp.........................................  1,007   53,411
#*  Generac Holdings, Inc.............................    793   27,811
#   General Cable Corp................................  1,052   17,169
    General Dynamics Corp.............................    723  107,807
    General Electric Co............................... 35,154  917,519
*   Genesee & Wyoming, Inc. Class A...................    800   56,976
*   Gibraltar Industries, Inc.........................    800   15,312
    Gorman-Rupp Co. (The).............................    625   16,025
*   GP Strategies Corp................................    600   17,214
#   Graco, Inc........................................    400   28,596
*   GrafTech International, Ltd.......................  2,352   11,831
    Granite Construction, Inc.........................    700   23,814
*   Great Lakes Dredge & Dock Corp....................  1,000    5,070
#   Greenbrier Cos., Inc. (The).......................    700   32,025
#   Griffon Corp......................................  1,100   18,964
    H&E Equipment Services, Inc.......................    375    6,728
    Hardinge, Inc.....................................    300    2,550
#   Harsco Corp.......................................  2,094   28,772

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
#*  HC2 Holdings, Inc.................................    69  $    538
*   HD Supply Holdings, Inc........................... 1,200    42,960
    Heartland Express, Inc............................ 1,500    31,995
#   HEICO Corp........................................   262    14,365
    HEICO Corp. Class A...............................   471    21,365
*   Heritage-Crystal Clean, Inc.......................    99     1,272
    Herman Miller, Inc................................   900    25,236
*   Hertz Global Holdings, Inc........................ 2,888    49,067
#   Hexcel Corp....................................... 1,373    71,245
*   Hill International, Inc...........................   900     4,302
    Hillenbrand, Inc.................................. 1,103    31,281
    HNI Corp..........................................   649    32,184
    Honeywell International, Inc...................... 1,737   182,472
#   Houston Wire & Cable Co...........................   221     2,042
*   Hub Group, Inc. Class A...........................   700    29,491
    Hubbell, Inc. Class A.............................   100     9,859
    Hubbell, Inc. Class B.............................   664    69,328
*   Hudson Global, Inc................................   700     1,526
    Huntington Ingalls Industries, Inc................   716    84,066
    Hurco Cos., Inc...................................   200     6,260
*   Huron Consulting Group, Inc.......................   413    31,582
    Hyster-Yale Materials Handling, Inc...............   400    27,068
*   ICF International, Inc............................   350    12,831
    IDEX Corp.........................................   986    74,966
*   IHS, Inc. Class A.................................   300    37,509
    Illinois Tool Works, Inc..........................   800    71,576
    Ingersoll-Rand P.L.C.............................. 1,300    79,820
#*  InnerWorkings, Inc................................   640     4,800
*   Innovative Solutions & Support, Inc...............   400     1,192
    Insperity, Inc....................................   400    20,112
    Insteel Industries, Inc...........................   400     6,536
*   Integrated Electrical Services, Inc...............   607     4,073
    Interface, Inc.................................... 1,285    33,371
    ITT Corp.......................................... 1,500    57,000
#*  Jacobs Engineering Group, Inc.....................   833    35,086
#   JB Hunt Transport Services, Inc...................   420    35,330
#*  JetBlue Airways Corp.............................. 7,800   179,244
#   Joy Global, Inc...................................   300     7,923
#   Kaman Corp........................................   600    23,682
    Kansas City Southern.............................. 1,000    99,190
    KAR Auction Services, Inc......................... 1,819    70,814
    KBR, Inc..........................................   800    13,976
    Kelly Services, Inc. Class A......................   632     9,442
#   Kennametal, Inc................................... 1,500    47,535
*   Key Technology, Inc...............................   200     2,502
    Kforce, Inc.......................................   856    20,005
    Kimball International, Inc. Class B...............   858     9,713
*   Kirby Corp........................................ 1,000    72,410
*   KLX, Inc..........................................   450    17,676
    Knight Transportation, Inc........................ 2,000    54,080
    Knoll, Inc........................................   628    15,198
    Korn/Ferry International..........................   806    26,985
    L-3 Communications Holdings, Inc..................   800    92,368

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    Landstar System, Inc..............................   400  $ 28,812
*   Lawson Products, Inc..............................   185     5,062
#*  Layne Christensen Co..............................   500     4,150
    LB Foster Co. Class A.............................   200     5,870
#   Lennox International, Inc.........................   360    42,505
    Lincoln Electric Holdings, Inc....................   969    58,673
#   Lindsay Corp......................................   300    25,161
*   LMI Aerospace, Inc................................   300     3,030
    Lockheed Martin Corp..............................   524   108,520
    LSI Industries, Inc...............................   700     6,972
    Manitowoc Co., Inc. (The)......................... 2,048    36,188
#   Manpowergroup, Inc................................   888    80,346
    Marten Transport, Ltd.............................   900    17,451
    Masco Corp........................................   985    25,994
#*  MasTec, Inc....................................... 1,477    27,221
*   Mastech Holdings, Inc.............................    55       448
    Matson, Inc....................................... 1,017    42,124
    Matthews International Corp. Class A..............   500    26,925
    McGrath RentCorp..................................   700    17,752
*   Meritor, Inc......................................   830    11,686
*   Mfri, Inc.........................................   200     1,124
*   Middleby Corp. (The)..............................   445    54,601
    Miller Industries, Inc............................   300     5,253
*   Mistras Group, Inc................................    69     1,241
#   Mobile Mini, Inc..................................   781    28,999
*   Moog, Inc. Class A................................   700    46,802
    MSA Safety, Inc...................................   740    38,221
#   MSC Industrial Direct Co., Inc. Class A...........   489    34,846
    Mueller Industries, Inc........................... 1,118    36,190
    Mueller Water Products, Inc. Class A.............. 3,445    30,764
    Multi-Color Corp..................................   432    27,588
*   MYR Group, Inc....................................   119     3,575
*   Navigant Consulting, Inc.......................... 1,100    17,292
    Nielsen NV........................................ 1,793    86,889
*   NL Industries, Inc................................   941     6,333
#   NN, Inc...........................................    92     2,100
#   Nordson Corp......................................   700    51,877
    Norfolk Southern Corp............................. 1,661   140,072
*   Nortek, Inc.......................................   300    24,477
    Northrop Grumman Corp.............................   420    72,664
#*  Northwest Pipe Co.................................   100     1,805
#*  NOW, Inc..........................................   425     7,395
*   Old Dominion Freight Line, Inc.................... 1,019    74,540
    Omega Flex, Inc...................................   169     5,484
*   On Assignment, Inc................................ 1,100    42,152
    Orbital ATK, Inc..................................   928    65,842
*   Orion Energy Systems, Inc.........................   900     1,935
*   Orion Marine Group, Inc........................... 1,000     7,240
#   Oshkosh Corp...................................... 1,336    48,817
    Owens Corning..................................... 2,256   101,182
#   PACCAR, Inc....................................... 1,530    99,205
*   PAM Transportation Services, Inc..................   239    12,571
    Park-Ohio Holdings Corp...........................   200     8,982

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    Parker-Hannifin Corp.............................. 1,094  $123,348
*   Patrick Industries, Inc...........................   625    22,525
#   Pentair P.L.C..................................... 1,588    96,566
*   PGT, Inc..........................................   154     2,475
#   Pitney Bowes, Inc................................. 1,237    25,878
#*  PMFG, Inc.........................................   256     1,574
    Powell Industries, Inc............................   300     8,952
*   PowerSecure International, Inc....................   500     7,570
    Precision Castparts Corp..........................   741   144,436
    Preformed Line Products Co........................   191     6,582
#   Primoris Services Corp............................ 1,216    22,070
#*  Proto Labs, Inc...................................   146    11,004
    Quad/Graphics, Inc................................   200     3,290
    Quanex Building Products Corp..................... 1,000    20,080
*   Quanta Services, Inc.............................. 1,200    33,144
#   Raven Industries, Inc.............................   600    11,658
    Raytheon Co....................................... 1,200   130,908
*   RBC Bearings, Inc.................................   300    20,325
    RCM Technologies, Inc.............................   400     2,024
    Regal Beloit Corp.................................   637    44,227
*   Republic Airways Holdings, Inc.................... 1,000     5,040
    Republic Services, Inc............................ 2,910   123,762
*   Rexnord Corp...................................... 1,378    29,214
*   Roadrunner Transportation Systems, Inc............   799    20,918
    Robert Half International, Inc....................   500    27,515
    Rockwell Automation, Inc..........................   500    58,390
    Rockwell Collins, Inc.............................   500    42,310
    Rollins, Inc...................................... 1,590    46,110
    Roper Technologies, Inc...........................   700   117,089
*   RPX Corp..........................................   330     5,108
#   RR Donnelley & Sons Co............................ 2,292    40,225
*   Rush Enterprises, Inc. Class A....................   750    19,117
#   Ryder System, Inc................................. 1,300   117,676
*   Saia, Inc.........................................   450    19,539
#*  Sensata Technologies Holding NV...................   389    19,963
    Simpson Manufacturing Co., Inc....................   700    25,074
#   SkyWest, Inc......................................   900    14,904
*   SL Industries, Inc................................   200     7,830
    Snap-on, Inc......................................   500    82,400
#*  SolarCity Corp....................................   204    11,832
    Southwest Airlines Co............................. 4,513   163,371
*   SP Plus Corp......................................   500    13,075
*   Spirit Aerosystems Holdings, Inc. Class A......... 1,500    84,450
#*  Spirit Airlines, Inc..............................   800    47,856
    SPX Corp..........................................   546    35,714
    Standex International Corp........................   300    22,452
    Stanley Black & Decker, Inc....................... 1,100   116,039
    Steelcase, Inc. Class A........................... 1,700    30,345
*   Stericycle, Inc...................................   300    42,291
#   Sun Hydraulics Corp...............................   462    16,364
*   Swift Transportation Co........................... 1,700    40,494
    TAL International Group, Inc......................   900    17,820
*   Team, Inc.........................................   500    21,700

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
*   Tecumseh Products Co..............................   300  $    588
*   Teledyne Technologies, Inc........................   600    62,202
    Tennant Co........................................   300    17,943
#   Terex Corp........................................ 1,939    42,968
    Tetra Tech, Inc................................... 1,600    42,624
#   Textainer Group Holdings, Ltd.....................   800    18,128
    Textron, Inc...................................... 2,314   101,122
*   Thermon Group Holdings, Inc.......................   500    12,065
    Timken Co. (The).................................. 1,100    36,718
    Titan International, Inc..........................   755     7,052
*   Titan Machinery, Inc..............................   261     3,667
    Toro Co. (The)....................................   400    27,332
    Towers Watson & Co. Class A.......................   400    50,712
#*  TransDigm Group, Inc..............................   100    22,630
*   Trex Co., Inc.....................................   444    20,144
*   Trimas Corp.......................................   456    10,716
    Trinity Industries, Inc........................... 3,800   111,188
#   Triumph Group, Inc................................   920    49,542
*   TrueBlue, Inc.....................................   575    14,812
*   Tutor Perini Corp.................................   624    13,060
    Tyco International P.L.C.......................... 1,168    44,372
*   Ultralife Corp....................................   400     1,628
    UniFirst Corp.....................................   240    26,597
    Union Pacific Corp................................ 3,318   323,804
*   United Continental Holdings, Inc.................. 1,100    62,029
    United Parcel Service, Inc. Class B............... 1,300   133,068
*   United Rentals, Inc...............................   704    47,161
    United Technologies Corp.......................... 2,085   209,146
    Universal Forest Products, Inc....................   400    25,400
    Universal Truckload Services, Inc.................   325     6,867
#   US Ecology, Inc...................................   400    18,356
#*  USG Corp.......................................... 1,065    32,994
#*  UTi Worldwide, Inc................................ 1,678    14,095
#   Valmont Industries, Inc...........................   500    55,615
*   Vectrus, Inc......................................   240     5,568
*   Verisk Analytics, Inc. Class A....................   650    50,771
#*  Veritiv Corp......................................    47     1,751
#*  Versar, Inc.......................................   300     1,023
    Viad Corp.........................................   600    17,202
*   Vicor Corp........................................   655     6,819
*   Virco Manufacturing Corp..........................   285       738
*   Volt Information Sciences, Inc....................   900     8,667
#*  Wabash National Corp.............................. 1,350    18,549
*   WABCO Holdings, Inc...............................   400    49,388
    Wabtec Corp.......................................   400    40,476
    Waste Connections, Inc............................ 1,700    85,221
    Waste Management, Inc............................. 1,386    70,866
    Watsco, Inc.......................................   400    51,296
    Watts Water Technologies, Inc. Class A............   423    23,460
#   Werner Enterprises, Inc........................... 1,700    48,008
#*  Wesco Aircraft Holdings, Inc......................    52       748
#*  WESCO International, Inc..........................   649    39,823
    West Corp.........................................   508    14,656

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Industrials -- (Continued)
#   Woodward, Inc.....................................  1,000 $    49,360
#   WW Grainger, Inc..................................    120      27,445
#*  XPO Logistics, Inc................................    938      40,662
    Xylem, Inc........................................  1,471      50,794
                                                              -----------
Total Industrials.....................................         14,752,763
                                                              -----------
Information Technology -- (16.8%)
*   3D Systems Corp...................................    300       3,948
    Accenture P.L.C. Class A..........................    633      65,269
*   ACI Worldwide, Inc................................  1,683      39,837
#   Activision Blizzard, Inc..........................  2,916      75,204
*   Actua Corp........................................    900      13,257
*   Acxiom Corp.......................................  1,000      17,910
*   ADDvantage Technologies Group, Inc................    400         904
*   Adobe Systems, Inc................................    473      38,781
#   ADTRAN, Inc.......................................    600       9,900
*   Advanced Energy Industries, Inc...................  1,100      28,809
*   Akamai Technologies, Inc..........................    412      31,605
*   Alliance Data Systems Corp........................    130      35,755
    Altera Corp.......................................  1,100      54,626
    Amdocs, Ltd.......................................  1,200      70,380
*   Amkor Technology, Inc.............................  4,400      19,404
    Amphenol Corp. Class A............................  1,200      67,692
    Analog Devices, Inc...............................  1,512      88,195
*   Anixter International, Inc........................    536      35,489
*   ANSYS, Inc........................................    500      47,075
    Apple, Inc........................................ 16,719   2,028,015
    Applied Materials, Inc............................  2,002      34,755
*   ARRIS Group, Inc..................................  2,960      91,523
*   Arrow Electronics, Inc............................  1,381      80,305
#*  Aspen Technology, Inc.............................  1,102      48,907
#   Atmel Corp........................................  1,400      11,592
*   Autodesk, Inc.....................................    300      15,174
    Automatic Data Processing, Inc....................  1,000      79,770
#   Avago Technologies, Ltd...........................    600      75,084
*   AVG Technologies NV...............................  1,503      43,196
#*  Aviat Networks, Inc...............................    210         239
*   Avid Technology, Inc..............................     62         760
    Avnet, Inc........................................  2,029      84,670
#   AVX Corp..........................................  3,100      41,757
*   Aware, Inc........................................    900       2,988
*   AXT, Inc..........................................    300         705
#   Badger Meter, Inc.................................    300      17,646
    Belden, Inc.......................................    400      23,692
*   Benchmark Electronics, Inc........................  1,368      30,178
    Blackbaud, Inc....................................    583      35,656
*   Blackhawk Network Holdings, Inc...................    550      25,261
*   Blucora, Inc......................................  1,000      14,170
    Booz Allen Hamilton Holding Corp..................  1,250      34,662
*   Bottomline Technologies de, Inc...................    261       7,167
    Broadcom Corp. Class A............................    912      46,156
    Broadridge Financial Solutions, Inc...............    772      41,896
*   BroadSoft, Inc....................................    334      11,663

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               SHARES  VALUE+
                                                               ------ --------
Information Technology -- (Continued)
    Brocade Communications Systems, Inc.......................  5,772 $ 59,221
    Brooks Automation, Inc....................................  1,100   11,605
*   Bsquare Corp..............................................    300    1,932
    CA, Inc...................................................  2,509   73,100
*   Cabot Microelectronics Corp...............................    300   13,602
*   CACI International, Inc. Class A..........................    606   49,771
#*  Cadence Design Systems, Inc...............................  1,591   33,363
*   CalAmp Corp...............................................    500    8,555
*   Calix, Inc................................................    993    8,371
#*  Cardtronics, Inc..........................................    982   36,403
*   Cavium, Inc...............................................    200   13,560
    CDK Global, Inc...........................................    333   17,196
    CDW Corp..................................................  1,379   49,547
#*  Ceva, Inc.................................................     95    1,779
    Checkpoint Systems, Inc...................................    567    4,956
*   CIBER, Inc................................................  2,700    8,937
*   Ciena Corp................................................  1,171   29,802
#*  Cimpress NV...............................................    519   33,491
*   Cirrus Logic, Inc.........................................    417   13,765
    Cisco Systems, Inc........................................ 20,957  595,598
*   Citrix Systems, Inc.......................................    400   30,244
    Cognex Corp...............................................    667   30,195
*   Cognizant Technology Solutions Corp. Class A..............    800   50,480
*   Coherent, Inc.............................................    300   17,385
    Cohu, Inc.................................................    600    5,946
*   CommScope Holding Co., Inc................................  2,038   63,932
*   CommVault Systems, Inc....................................    200    7,494
    Computer Sciences Corp....................................  1,200   78,516
    Computer Task Group, Inc..................................    500    3,495
    Comtech Telecommunications Corp...........................    287    8,268
#   Convergys Corp............................................  2,217   55,669
*   CoreLogic, Inc............................................  1,279   50,444
    Corning, Inc..............................................  3,477   64,950
*   CoStar Group, Inc.........................................    200   40,258
#*  Covisint Corp.............................................    553    1,648
#*  Cray, Inc.................................................    624   16,187
#*  Cree, Inc.................................................    861   21,224
    CSG Systems International, Inc............................    860   26,746
*   CyberOptics Corp..........................................    300    1,761
#   Cypress Semiconductor Corp................................  1,560   17,909
    Daktronics, Inc...........................................    587    6,709
*   Dealertrack Technologies, Inc.............................    700   43,449
*   DHI Group, Inc............................................  1,000    7,970
#   Diebold, Inc..............................................    906   30,849
#*  Digimarc Corp.............................................    128    5,087
*   Diodes, Inc...............................................    900   19,971
#   Dolby Laboratories, Inc. Class A..........................    766   26,925
*   DSP Group, Inc............................................    600    5,238
    DST Systems, Inc..........................................    620   67,673
    EarthLink Holdings Corp...................................  3,100   22,754
*   eBay, Inc.................................................  2,384   67,038
#   Ebix, Inc.................................................    762   23,614
*   EchoStar Corp. Class A....................................    625   29,012

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               SHARES  VALUE+
                                                               ------ --------
Information Technology -- (Continued)
    Electro Rent Corp.........................................    677 $  6,804
    Electro Scientific Industries, Inc........................    800    3,680
*   Electronic Arts, Inc......................................    800   57,240
*   Electronics for Imaging, Inc..............................    416   19,011
    EMC Corp..................................................  8,959  240,907
*   Emcore Corp...............................................    300    1,857
#*  EnerNOC, Inc..............................................    785    6,461
*   Entegris, Inc.............................................  3,153   46,712
#*  Envestnet, Inc............................................    195    8,832
*   EPAM Systems, Inc.........................................    278   20,603
    EPIQ Systems, Inc.........................................    900   14,895
*   ePlus, Inc................................................    109    8,383
*   Euronet Worldwide, Inc....................................    500   34,250
*   Exar Corp.................................................  1,140    8,972
*   ExlService Holdings, Inc..................................    500   19,385
*   F5 Networks, Inc..........................................    300   40,242
*   Fabrinet..................................................    700   12,992
*   Facebook, Inc. Class A....................................  2,293  215,565
#   FactSet Research Systems, Inc.............................    200   33,132
    Fair Isaac Corp...........................................    900   81,621
*   Fairchild Semiconductor International, Inc................  2,017   30,376
#*  FalconStor Software, Inc..................................    700      980
#*  FARO Technologies, Inc....................................    100    4,389
#   FEI Co....................................................    400   34,388
    Fidelity National Information Services, Inc...............  2,549  166,781
#*  Finisar Corp..............................................  1,669   29,057
#*  FireEye, Inc..............................................    500   22,245
#*  First Solar, Inc..........................................  1,161   51,432
*   Fiserv, Inc...............................................  1,000   86,860
*   FleetCor Technologies, Inc................................    258   39,944
    FLIR Systems, Inc.........................................  1,911   58,840
#*  Fortinet, Inc.............................................    500   23,870
*   Freescale Semiconductor, Ltd..............................    600   23,922
*   Frequency Electronics, Inc................................    300    3,345
*   Gartner, Inc..............................................    300   26,571
*   Genpact, Ltd..............................................  2,845   63,187
    Global Payments, Inc......................................    675   75,661
*   Google, Inc. Class A......................................    500  328,750
*   Google, Inc. Class C......................................    601  375,992
*   GTT Communications, Inc...................................    117    2,718
*   Guidewire Software, Inc...................................    209   12,341
*   Harmonic, Inc.............................................  1,360    8,174
    Harris Corp...............................................    800   66,352
    Heartland Payment Systems, Inc............................    628   39,124
    Hewlett-Packard Co........................................ 13,001  396,791
#*  HomeAway, Inc.............................................    343   10,304
    IAC/InterActiveCorp.......................................  1,207   93,253
#*  ID Systems, Inc...........................................    400    2,236
#*  Identiv, Inc..............................................    110      506
#*  II-VI, Inc................................................  1,177   20,009
*   Imation Corp..............................................    400    1,640
#*  Infinera Corp.............................................  1,900   45,486
*   Informatica Corp..........................................    643   31,198

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               SHARES  VALUE+
                                                               ------ --------
Information Technology -- (Continued)
*   Ingram Micro, Inc. Class A................................  2,108 $ 57,401
*   Innodata, Inc.............................................    200      522
*   Insight Enterprises, Inc..................................    900   24,291
*   Integrated Device Technology, Inc.........................  1,200   22,932
    Intel Corp................................................ 31,971  925,560
#   InterDigital, Inc.........................................    694   37,525
*   Internap Corp.............................................  1,600   14,736
    International Business Machines Corp......................  2,000  323,980
    Intersil Corp. Class A....................................  1,600   17,808
#*  Intevac, Inc..............................................    700    3,409
*   IntraLinks Holdings, Inc..................................     96    1,091
*   IntriCon Corp.............................................    200    1,420
    Intuit, Inc...............................................    400   42,308
*   IPG Photonics Corp........................................    403   37,165
#*  Itron, Inc................................................    732   23,592
*   Ixia......................................................  1,573   20,764
#   j2 Global, Inc............................................    850   59,840
    Jabil Circuit, Inc........................................  2,812   56,943
    Jack Henry & Associates, Inc..............................  1,056   73,772
#*  JDS Uniphase Corp.........................................  1,795   19,907
    Juniper Networks, Inc.....................................  1,989   56,527
*   Keysight Technologies, Inc................................    876   26,753
    KLA-Tencor Corp...........................................    700   37,135
#*  Knowles Corp..............................................    500    9,525
*   Kulicke & Soffa Industries, Inc...........................  1,300   13,533
#   Lam Research Corp.........................................  1,187   91,245
*   Lattice Semiconductor Corp................................  2,800   13,776
    Leidos Holdings, Inc......................................    748   30,518
    Lexmark International, Inc. Class A.......................  1,000   33,990
    Linear Technology Corp....................................    740   30,340
*   Lionbridge Technologies, Inc..............................    322    1,893
    Littelfuse, Inc...........................................    400   36,800
#*  LoJack Corp...............................................    600    2,106
#*  M/A-COM Technology Solutions Holdings, Inc................    545   18,372
#*  Magnachip Semiconductor Corp..............................    652    5,581
*   Manhattan Associates, Inc.................................  1,280   82,970
    ManTech International Corp. Class A.......................    600   17,886
    Marvell Technology Group, Ltd.............................  1,900   23,636
    MasterCard, Inc. Class A..................................  2,000  194,800
    Maxim Integrated Products, Inc............................    578   19,675
    MAXIMUS, Inc..............................................  1,300   88,673
    Mentor Graphics Corp......................................  1,956   51,032
    Methode Electronics, Inc..................................    707   18,969
#   Micrel, Inc...............................................    552    7,700
#   Microchip Technology, Inc.................................  1,336   57,234
*   Micron Technology, Inc....................................  7,027  130,070
*   Microsemi Corp............................................  1,907   62,817
    Microsoft Corp............................................ 21,206  990,320
    MKS Instruments, Inc......................................    900   31,950
#*  ModusLink Global Solutions, Inc...........................    900    2,925
    Monolithic Power Systems, Inc.............................    378   19,546
    Monotype Imaging Holdings, Inc............................    300    7,479
    Motorola Solutions, Inc...................................    347   20,876

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               SHARES  VALUE+
                                                               ------ --------
Information Technology -- (Continued)
    MTS Systems Corp..........................................   300  $ 19,383
*   Multi-Fineline Electronix, Inc............................   800    14,288
*   NAPCO Security Technologies, Inc..........................   600     3,528
    National Instruments Corp.................................   900    26,064
*   NCR Corp.................................................. 2,040    56,182
    NetApp, Inc............................................... 2,261    70,430
*   NETGEAR, Inc..............................................   825    27,629
*   Netscout Systems, Inc.....................................   517    20,618
#*  NetSuite, Inc.............................................   148    14,628
#*  NeuStar, Inc. Class A.....................................   700    21,609
*   Newport Corp..............................................   800    12,672
    NIC, Inc..................................................   700    12,628
#*  Nuance Communications, Inc................................ 2,974    53,919
#   NVIDIA Corp............................................... 1,930    38,503
#*  Oclaro, Inc...............................................   500     1,150
*   OmniVision Technologies, Inc..............................   800    19,536
*   ON Semiconductor Corp..................................... 4,402    46,749
    Oracle Corp............................................... 8,569   342,246
*   OSI Systems, Inc..........................................   500    35,090
*   PAR Technology Corp.......................................   400     1,796
#   Paychex, Inc.............................................. 1,300    60,320
*   Paycom Software, Inc......................................   315    10,080
*   PayPal Holdings, Inc...................................... 2,384    92,261
    PC Connection, Inc........................................   590    13,092
    PC-Tel, Inc...............................................   700     4,935
*   PCM, Inc..................................................   400     4,028
*   PDF Solutions, Inc........................................   800    11,208
    Pegasystems, Inc..........................................   496    13,437
#*  Planar Systems, Inc.......................................   569     2,367
#   Plantronics, Inc..........................................   600    34,848
*   Plexus Corp...............................................   700    26,698
*   PMC-Sierra, Inc........................................... 3,457    23,542
*   Polycom, Inc.............................................. 1,800    20,484
    Power Integrations, Inc...................................   228     8,837
*   Progress Software Corp....................................   600    17,808
*   PTC, Inc..................................................   700    25,445
    QAD, Inc. Class B.........................................   101     2,164
#*  QLIK Technologies, Inc....................................   291    11,774
*   QLogic Corp............................................... 1,500    13,305
*   Qorvo, Inc................................................   869    50,359
    QUALCOMM, Inc............................................. 3,200   206,048
*   Qumu Corp.................................................   400     2,160
#*  Rackspace Hosting, Inc.................................... 1,100    37,433
#*  Rambus, Inc............................................... 1,189    15,564
*   RealNetworks, Inc......................................... 1,200     5,616
*   Red Hat, Inc..............................................   628    49,662
    Reis, Inc.................................................   200     4,892
*   Rofin-Sinar Technologies, Inc.............................   400     9,976
*   Rogers Corp...............................................   400    22,388
#*  Rovi Corp.................................................   515     5,660
*   Rubicon Technology, Inc...................................   590     1,044
*   Rudolph Technologies, Inc................................. 1,000    11,220
    Sabre Corp................................................   500    13,300

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               SHARES  VALUE+
                                                               ------ --------
Information Technology -- (Continued)
*   Salesforce.com, Inc.......................................   500  $ 36,650
    SanDisk Corp.............................................. 1,192    71,866
*   Sanmina Corp.............................................. 1,100    24,277
*   ScanSource, Inc...........................................   700    26,481
    Science Applications International Corp...................   827    44,393
#*  Seachange International, Inc..............................   516     3,555
#   Seagate Technology P.L.C.................................. 1,020    51,612
*   Semtech Corp..............................................   700    12,313
#*  ServiceSource International, Inc..........................    89       472
*   Sigma Designs, Inc........................................   300     3,111
*   Silicon Laboratories, Inc.................................   400    17,996
    Skyworks Solutions, Inc...................................   982    93,948
*   SolarWinds, Inc...........................................   418    16,674
    Solera Holdings, Inc......................................   738    27,003
#*  Sonus Networks, Inc.......................................   475     3,833
    SS&C Technologies Holdings, Inc...........................   965    65,649
*   Stamps.com, Inc...........................................   300    20,580
*   StarTek, Inc..............................................   300     1,128
#*  Stratasys, Ltd............................................   519    15,949
*   SunEdison, Inc............................................   757    17,623
#*  SunPower Corp............................................. 1,332    36,004
#*  Super Micro Computer, Inc.................................   166     4,427
*   support.com, Inc.......................................... 1,000     1,210
*   Sykes Enterprises, Inc.................................... 1,080    26,330
    Symantec Corp............................................. 5,502   125,115
#*  Synaptics, Inc............................................   150    11,907
#*  Synchronoss Technologies, Inc.............................   162     7,744
#   SYNNEX Corp...............................................   700    52,941
*   Synopsys, Inc.............................................   682    34,673
*   Syntel, Inc...............................................   600    26,214
#*  Take-Two Interactive Software, Inc........................   601    18,980
    TE Connectivity, Ltd...................................... 1,413    86,080
*   Tech Data Corp............................................   800    46,664
*   Telenav, Inc..............................................   500     3,500
    TeleTech Holdings, Inc.................................... 1,009    27,374
#*  Teradata Corp............................................. 1,241    46,054
    Teradyne, Inc............................................. 2,728    52,541
    Tessco Technologies, Inc..................................   150     3,700
    Tessera Technologies, Inc................................. 1,053    36,497
    Texas Instruments, Inc.................................... 2,281   114,004
    Total System Services, Inc................................ 1,512    69,885
#*  Trimble Navigation, Ltd...................................   900    20,790
*   TTM Technologies, Inc..................................... 1,827    16,681
*   Tyler Technologies, Inc...................................   200    27,908
#   Ubiquiti Networks, Inc....................................   700    22,554
*   Ultimate Software Group, Inc. (The).......................   200    36,842
*   Ultratech, Inc............................................   600     9,552
#*  Unisys Corp...............................................   810    12,855
*   United Online, Inc........................................   314     4,365
*   Vantiv, Inc. Class A...................................... 1,667    73,348
#*  Veeco Instruments, Inc....................................   700    18,116
#*  VeriFone Systems, Inc.....................................   800    25,744
*   Verint Systems, Inc.......................................   500    29,110

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Information Technology -- (Continued)
#*  VeriSign, Inc.....................................   300  $    21,282
#*  ViaSat, Inc.......................................   600       37,200
#   Visa, Inc. Class A................................ 3,800      286,292
#   Vishay Intertechnology, Inc....................... 3,100       35,588
*   Web.com Group, Inc................................   966       24,044
#*  WebMD Health Corp.................................   251       10,939
    Western Digital Corp..............................   900       77,454
#   Western Union Co. (The)........................... 1,501       30,380
#*  WEX, Inc..........................................   500       51,020
*   Workday, Inc. Class A.............................   125       10,541
    Xerox Corp........................................ 7,500       82,650
    Xilinx, Inc.......................................   800       33,400
*   XO Group, Inc.....................................   900       13,347
*   Yahoo!, Inc....................................... 2,670       97,909
*   Zebra Technologies Corp. Class A..................   441       47,465
*   Zix Corp.......................................... 1,300        6,344
*   Zynga, Inc. Class A...............................   154          382
                                                              -----------
Total Information Technology..........................         16,966,767
                                                              -----------
Materials -- (4.8%)
    A Schulman, Inc...................................   719       26,768
*   AEP Industries, Inc...............................   200        9,670
    Air Products & Chemicals, Inc.....................   700       99,757
    Airgas, Inc.......................................   800       81,616
#   Albemarle Corp....................................   728       39,458
    Alcoa, Inc........................................ 7,450       73,528
    Allegheny Technologies, Inc.......................   882       18,804
#   American Vanguard Corp............................   800       10,256
    Ampco-Pittsburgh Corp.............................   300        3,993
#   AptarGroup, Inc................................... 1,200       81,348
    Ashland, Inc......................................   441       50,415
    Avery Dennison Corp............................... 1,606       97,725
    Axiall Corp....................................... 1,023       30,107
    Ball Corp.........................................   600       40,704
    Bemis Co., Inc.................................... 2,200       98,054
*   Berry Plastics Group, Inc.........................   800       26,048
*   Boise Cascade Co..................................   301        9,987
    Cabot Corp........................................ 1,200       42,216
    Calgon Carbon Corp................................ 1,200       21,228
#   Carpenter Technology Corp.........................   800       30,032
    Celanese Corp. Series A...........................   844       55,636
#*  Century Aluminum Co............................... 1,302       12,135
    CF Industries Holdings, Inc....................... 2,650      156,880
    Chemours Co. (The)................................   519        5,667
*   Chemtura Corp..................................... 1,694       46,466
*   Clearwater Paper Corp.............................   400       23,540
#*  Coeur d'Alene Mines Corp.......................... 1,988        7,018
#   Commercial Metals Co.............................. 2,700       41,607
    Compass Minerals International, Inc...............   500       40,000
*   Core Molding Technologies, Inc....................   300        5,724
*   Crown Holdings, Inc...............................   500       25,755
    Cytec Industries, Inc............................. 1,500      111,345
#   Deltic Timber Corp................................   200       12,980

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Materials -- (Continued)
    Domtar Corp....................................... 1,304  $ 53,021
    Dow Chemical Co. (The)............................ 4,618   217,323
#   Eagle Materials, Inc..............................   501    38,647
    Eastman Chemical Co............................... 1,300   101,920
    Ecolab, Inc.......................................   821    95,080
    EI du Pont de Nemours & Co........................ 1,909   106,446
*   Ferro Corp........................................   600     8,334
#*  Flotek Industries, Inc............................   331     5,667
    FMC Corp..........................................   600    29,124
    Freeport-McMoRan, Inc............................. 3,166    37,200
#   Friedman Industries, Inc..........................   300     1,743
    FutureFuel Corp...................................   801     9,163
    Graphic Packaging Holding Co...................... 5,411    81,706
#   Greif, Inc. Class A...............................   600    18,594
    Greif, Inc. Class B...............................   234     8,920
    Hawkins, Inc......................................   233     8,500
    Haynes International, Inc.........................   259    11,026
    HB Fuller Co......................................   900    36,054
*   Headwaters, Inc...................................   665    12,642
#   Hecla Mining Co................................... 6,909    14,509
#*  Horsehead Holding Corp............................   233     1,929
#   Huntsman Corp..................................... 3,684    69,996
    Innophos Holdings, Inc............................   408    21,004
    Innospec, Inc.....................................   558    24,133
    International Flavors & Fragrances, Inc...........   300    34,677
    International Paper Co............................ 2,500   119,675
*   Intrepid Potash, Inc..............................   917     7,831
#   Kaiser Aluminum Corp..............................   357    30,149
    KapStone Paper and Packaging Corp................. 2,800    65,520
    KMG Chemicals, Inc................................   300     6,549
    Koppers Holdings, Inc.............................   225     4,568
*   Kraton Performance Polymers, Inc..................   400     8,208
#   Kronos Worldwide, Inc.............................   564     5,550
#*  Louisiana-Pacific Corp............................ 2,949    43,468
    LyondellBasell Industries NV Class A.............. 1,552   145,624
    Martin Marietta Materials, Inc....................   237    37,166
    Materion Corp.....................................   491    15,025
*   Mercer International, Inc.........................   800     9,672
    Minerals Technologies, Inc........................   600    38,850
    Monsanto Co.......................................   900    91,701
    Mosaic Co. (The).................................. 2,745   117,870
    Myers Industries, Inc.............................   775    11,726
    Neenah Paper, Inc.................................   173    10,480
    NewMarket Corp....................................   100    39,771
    Newmont Mining Corp............................... 3,783    64,954
    Nucor Corp........................................ 1,975    87,176
    Olin Corp......................................... 1,700    39,083
    Olympic Steel, Inc................................   300     3,636
    OM Group, Inc.....................................   500    16,940
*   Owens-Illinois, Inc............................... 1,196    25,535
    Packaging Corp. of America........................   600    42,474
    PH Glatfelter Co..................................   800    16,328
*   Platform Specialty Products Corp.................. 2,237    52,055

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ ----------
Materials -- (Continued)
#            PolyOne Corp...................................  1,211 $   41,501
             PPG Industries, Inc............................    680     73,698
             Praxair, Inc...................................    700     79,898
             Quaker Chemical Corp...........................    200     18,540
             Reliance Steel & Aluminum Co...................  1,407     85,264
#*           Rentech, Inc...................................  1,935      1,473
#            Royal Gold, Inc................................    800     40,336
             RPM International, Inc.........................    599     28,075
#            Schnitzer Steel Industries, Inc. Class A.......    600      9,426
             Scotts Miracle-Gro Co. (The) Class A...........    436     26,330
             Sealed Air Corp................................    862     45,833
             Sensient Technologies Corp.....................    512     35,016
             Sherwin-Williams Co. (The).....................    200     55,552
             Silgan Holdings, Inc...........................  1,000     53,470
             Sonoco Products Co.............................  1,434     59,196
#            Southern Copper Corp...........................    400     11,144
             Steel Dynamics, Inc............................  3,710     74,311
             Stepan Co......................................    600     29,406
#*           Stillwater Mining Co...........................  1,900     18,088
             SunCoke Energy, Inc............................    938     11,528
#            TimkenSteel Corp...............................    550     10,247
             Tredegar Corp..................................    800     13,488
             Tronox, Ltd. Class A...........................    516      5,666
             United States Lime & Minerals, Inc.............    200     10,800
#            United States Steel Corp.......................  1,569     30,548
*            US Concrete, Inc...............................     14        593
#            Valspar Corp. (The)............................    500     41,640
             Vulcan Materials Co............................    694     63,168
             Westlake Chemical Corp.........................  1,044     65,219
*            WestRock Co....................................  1,654    104,301
             Worthington Industries, Inc....................    900     24,354
*            WR Grace & Co..................................    400     40,372
                                                                    ----------
Total Materials.............................................         4,849,890
                                                                    ----------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares..........    900         --
(degrees)*   Softbrands, Inc. Escrow Shares.................    600         --
                                                                    ----------
Total Other.................................................                --
                                                                    ----------
Telecommunication Services -- (2.5%)
#            Alteva, Inc....................................     86        315
#            AT&T, Inc...................................... 30,064  1,044,437
             Atlantic Tele-Network, Inc.....................    400     28,296
             CenturyLink, Inc...............................  3,600    102,960
*            Cincinnati Bell, Inc...........................  3,500     13,685
#            Cogent Communications Holdings, Inc............    587     18,661
#            Consolidated Communications Holdings, Inc......    827     16,482
#            Frontier Communications Corp................... 13,649     64,423
*            General Communication, Inc. Class A............  1,100     20,240
             IDT Corp. Class B..............................    504      8,578
             Inteliquent, Inc...............................    900     16,380
#*           Iridium Communications, Inc....................  1,497     11,108

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Telecommunication Services -- (Continued)
*   Level 3 Communications, Inc.......................  1,581 $   79,841
    Lumos Networks Corp...............................    200      2,792
*   ORBCOMM, Inc......................................  1,200      7,392
*   Premiere Global Services, Inc.....................  1,000     10,790
*   SBA Communications Corp. Class A..................    500     60,360
    Shenandoah Telecommunications Co..................    711     24,444
#*  Sprint Corp.......................................  2,414      8,135
*   T-Mobile US, Inc..................................  1,696     68,960
    Telephone & Data Systems, Inc.....................  1,913     56,261
*   United States Cellular Corp.......................    324     12,059
    Verizon Communications, Inc....................... 16,942    792,716
*   Vonage Holdings Corp..............................  3,429     21,911
#   Windstream Holdings, Inc..........................  1,601      7,765
                                                              ----------
Total Telecommunication Services......................         2,498,991
                                                              ----------
Utilities -- (2.3%)
    AES Corp..........................................  2,191     28,045
    AGL Resources, Inc................................    710     34,137
#   ALLETE, Inc.......................................    600     28,974
    Alliant Energy Corp...............................    400     24,604
    Ameren Corp.......................................    900     36,972
    American Electric Power Co., Inc..................    600     33,942
    American States Water Co..........................    600     23,130
    American Water Works Co., Inc.....................    506     26,266
#   Aqua America, Inc.................................  1,625     41,340
    Atmos Energy Corp.................................    700     38,710
    Avista Corp.......................................    800     26,416
#   Black Hills Corp..................................    700     29,162
    California Water Service Group....................    600     12,918
*   Calpine Corp......................................  3,397     62,165
    CenterPoint Energy, Inc...........................  1,600     30,944
    Chesapeake Utilities Corp.........................    361     18,563
    Cleco Corp........................................    582     31,678
    CMS Energy Corp...................................    700     23,982
#   Consolidated Edison, Inc..........................    400     25,436
    Dominion Resources, Inc...........................  1,000     71,700
    DTE Energy Co.....................................    500     40,230
#   Duke Energy Corp..................................  1,196     88,767
*   Dynegy, Inc.......................................  1,300     33,865
    Edison International..............................    500     30,005
    El Paso Electric Co...............................    515     18,761
    Empire District Electric Co. (The)................    500     11,505
#   Entergy Corp......................................    300     21,306
    Eversource Energy.................................    787     39,130
    Exelon Corp.......................................  1,149     36,871
    FirstEnergy Corp..................................    500     16,980
#   Genie Energy, Ltd. Class B........................    400      4,140
#   Great Plains Energy, Inc..........................  1,400     36,554
    Hawaiian Electric Industries, Inc.................  1,100     32,945
#   IDACORP, Inc......................................    415     25,776
    ITC Holdings Corp.................................    922     31,145
    Laclede Group, Inc. (The).........................    300     16,233
#   MDU Resources Group, Inc..........................    778     15,179

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Utilities -- (Continued)
             MGE Energy, Inc..............................   600  $    23,808
             Middlesex Water Co...........................   300        6,822
#            National Fuel Gas Co.........................   456       24,656
             New Jersey Resources Corp.................... 1,000       28,900
             NextEra Energy, Inc..........................   700       73,640
             NiSource, Inc................................ 1,112       19,416
#            Northwest Natural Gas Co.....................   400       17,316
#            NorthWestern Corp............................   500       26,920
#            NRG Energy, Inc.............................. 2,425       54,441
#            NRG Yield, Inc. Class A......................   194        3,824
             NRG Yield, Inc. Class C......................   194        3,742
             OGE Energy Corp..............................   800       23,808
#            ONE Gas, Inc.................................   621       27,964
             Ormat Technologies, Inc......................   900       36,612
             Otter Tail Corp..............................   600       15,552
#            Pattern Energy Group, Inc....................    55        1,344
             PG&E Corp....................................   600       31,506
             Piedmont Natural Gas Co., Inc................   800       30,408
             Pinnacle West Capital Corp...................   300       18,513
             PNM Resources, Inc...........................   900       23,742
             Portland General Electric Co................. 1,020       36,730
             PPL Corp.....................................   800       25,448
             Public Service Enterprise Group, Inc.........   900       37,503
             Questar Corp................................. 1,400       30,996
#            SCANA Corp...................................   400       21,920
             Sempra Energy................................   400       40,712
             SJW Corp.....................................   211        6,298
             South Jersey Industries, Inc.................   800       19,392
#            Southern Co. (The)........................... 1,400       62,622
             Southwest Gas Corp...........................   600       33,804
*            Talen Energy Corp............................    99        1,557
             TECO Energy, Inc............................. 1,282       28,358
             UGI Corp..................................... 3,072      112,251
#            UIL Holdings Corp............................   670       32,120
             Unitil Corp..................................   100        3,555
             Vectren Corp.................................   600       25,260
             WEC Energy Group, Inc........................   799       39,151
             Westar Energy, Inc...........................   800       30,120
             WGL Holdings, Inc............................   600       33,540
             Xcel Energy, Inc.............................   900       31,203
             York Water Co. (The).........................   360        7,682
                                                                  -----------
Total Utilities...........................................          2,301,632
                                                                  -----------
TOTAL COMMON STOCKS.......................................         88,088,918
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)
             Leap Wireless International, Inc. Contingent
(degrees)*     Value Rights............................... 2,100        5,292
(degrees)#*  Safeway Casa Ley Contingent Value Rights..... 1,200        1,218

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights...     1,200 $         58
                                                                  ------------
TOTAL RIGHTS/WARRANTS..................................                  6,568
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   State Street Institutional Liquid Reserves, 0.114%..    99,101       99,101
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@ DFA Short Term Investment Fund.................... 1,118,754   12,943,979
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $73,531,875)^^.....           $101,138,566
                                                                  ============

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ----------- ----------- ------- ------------
  Common Stocks.................
     Consumer Discretionary..... $15,302,521          --   --    $ 15,302,521
     Consumer Staples...........   4,991,990          --   --       4,991,990
     Energy.....................   9,096,567          --   --       9,096,567
     Financials.................  17,327,797          --   --      17,327,797
     Industrials................  14,752,763          --   --      14,752,763
     Information Technology.....  16,966,767          --   --      16,966,767
     Materials..................   4,849,890          --   --       4,849,890
     Other......................          --          --   --              --
     Telecommunication Services.   2,498,991          --   --       2,498,991
     Utilities..................   2,301,632          --   --       2,301,632
  Rights/Warrants...............          -- $     6,568   --           6,568
  Temporary Cash Investments....      99,101          --   --          99,101
  Securities Lending Collateral.          --  12,943,979   --      12,943,979
                                 ----------- -----------   --    ------------
  TOTAL......................... $88,188,019 $12,950,547   --    $101,138,566
                                 =========== ===========   ==    ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                               SHARES VALUE++
                                                               ------ --------
COMMON STOCKS -- (95.5%)

AUSTRALIA -- (5.8%)
    Adelaide Brighton, Ltd.................................... 12,382 $ 42,727
#   AGL Energy, Ltd...........................................  2,454   29,861
#   ALS, Ltd..................................................  5,389   21,067
    Alumina, Ltd.............................................. 44,778   48,425
    Amalgamated Holdings, Ltd.................................  1,588   14,621
    Amcor, Ltd................................................  7,623   80,099
    AMP, Ltd.................................................. 54,320  261,797
    APA Group.................................................  8,506   56,281
*   APN News & Media, Ltd.....................................  8,425    4,392
*   Aquarius Platinum, Ltd.................................... 32,436    3,075
    ARB Corp., Ltd............................................    443    4,594
    Arrium, Ltd............................................... 32,904    2,882
    Asciano, Ltd.............................................. 19,708  116,991
    ASX, Ltd..................................................  2,267   73,548
#   Atlas Iron, Ltd........................................... 21,286      544
    Aurizon Holdings, Ltd.....................................  6,244   24,135
    Ausdrill, Ltd.............................................  3,727      817
#   AusNet Services........................................... 21,363   21,702
    Australia & New Zealand Banking Group, Ltd................ 17,831  425,242
*   Australian Agricultural Co., Ltd.......................... 10,040   10,474
    Automotive Holdings Group, Ltd............................  7,603   24,408
*   AWE, Ltd.................................................. 11,677   10,733
    Bank of Queensland, Ltd...................................  6,766   67,855
    Beach Energy, Ltd......................................... 31,283   22,197
    Beadell Resources, Ltd.................................... 38,340    3,347
#   Bega Cheese, Ltd..........................................  1,674    5,812
    Bendigo & Adelaide Bank, Ltd..............................  8,033   77,064
    BHP Billiton, Ltd......................................... 20,901  403,544
    BHP Billiton, Ltd. Sponsored ADR..........................  2,200   84,414
*   Billabong International, Ltd.............................. 13,021    5,691
    BlueScope Steel, Ltd...................................... 11,548   30,505
    Boral, Ltd................................................ 16,241   78,672
    Bradken, Ltd..............................................  4,982    4,289
    Brambles, Ltd.............................................  8,792   69,741
#   Breville Group, Ltd.......................................  2,941   14,669
    Brickworks, Ltd...........................................    846    9,205
    Cabcharge Australia, Ltd..................................  1,270    3,094
    Caltex Australia, Ltd.....................................    854   21,513
#   Cardno, Ltd...............................................  2,686    5,617
    carsales.com, Ltd.........................................  2,372   18,776
#   Cash Converters International, Ltd........................ 15,872    8,121
    Challenger, Ltd........................................... 10,518   55,027
    CIMIC Group, Ltd..........................................  1,755   30,447
    Coca-Cola Amatil, Ltd.....................................  4,079   27,614
    Commonwealth Bank of Australia............................  3,519  224,703
    Computershare, Ltd........................................  5,369   48,429
    Credit Corp. Group, Ltd...................................  1,551   15,302
    CSR, Ltd.................................................. 16,074   43,862
    Domino's Pizza Enterprises, Ltd...........................  1,192   35,156
    Downer EDI, Ltd...........................................  7,987   26,504
*   Drillsearch Energy, Ltd................................... 10,492    6,767

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
AUSTRALIA -- (Continued)
    DuluxGroup, Ltd...........................................  8,959 $ 39,750
*   Elders, Ltd...............................................    931    2,792
*   Emeco Holdings, Ltd....................................... 13,587      805
*   Energy World Corp., Ltd................................... 12,801    2,995
    Fairfax Media, Ltd........................................ 60,766   37,677
    Flight Centre Travel Group, Ltd...........................    646   16,781
#   Fortescue Metals Group, Ltd...............................  9,269   12,526
    GrainCorp, Ltd. Class A...................................  2,948   19,198
    GUD Holdings, Ltd.........................................  2,199   15,015
#   GWA Group, Ltd............................................  5,307    9,401
    Harvey Norman Holdings, Ltd............................... 12,250   39,845
*   Hillgrove Resources, Ltd.................................. 13,821    1,921
    Hills, Ltd................................................  5,255    2,035
*   Horizon Oil, Ltd.......................................... 29,979    2,008
    iiNET, Ltd................................................  3,005   20,622
    Iluka Resources, Ltd......................................  6,877   39,474
    Incitec Pivot, Ltd........................................ 28,258   74,661
#   Independence Group NL.....................................  3,743   10,301
    Insurance Australia Group, Ltd............................ 37,192  159,766
    InvoCare, Ltd.............................................  2,186   21,561
    IOOF Holdings, Ltd........................................  4,072   27,438
#   IRESS, Ltd................................................  3,256   24,705
    James Hardie Industries P.L.C.(B3LCV80)...................    600   41,760
    James Hardie Industries P.L.C.(B60QWJ2)...................  2,471   34,173
#   JB Hi-Fi, Ltd.............................................  2,013   28,365
*   Kingsgate Consolidated, Ltd...............................    631      294
    Lend Lease Group..........................................  3,562   40,462
    M2 Group, Ltd.............................................  4,035   32,493
*   Macmahon Holdings, Ltd.................................... 39,034    2,300
    Macquarie Group, Ltd......................................  2,008  120,176
    Magellan Financial Group, Ltd.............................  2,457   33,209
    Melbourne IT, Ltd.........................................  5,334    7,722
    Metals X, Ltd.............................................    620      510
    Metcash, Ltd.............................................. 17,754   14,877
    Mincor Resources NL.......................................  4,393    1,319
*   Mineral Deposits, Ltd.....................................  4,284    2,319
#   Mineral Resources, Ltd....................................  3,218   12,722
#   MMA Offshore, Ltd.........................................  8,708    3,463
#   Monadelphous Group, Ltd...................................  1,985   12,366
    Mount Gibson Iron, Ltd....................................  8,762    1,217
#   Myer Holdings, Ltd........................................ 21,690   19,891
    National Australia Bank, Ltd.............................. 15,091  382,993
    Navitas, Ltd..............................................  5,275   15,884
    New Hope Corp., Ltd.......................................  3,628    5,066
*   Newcrest Mining, Ltd......................................  6,100   50,457
    Northern Star Resources, Ltd..............................  9,219   13,898
#   NRW Holdings, Ltd.........................................  4,098      553
    Nufarm, Ltd...............................................  5,093   28,684
    Oil Search, Ltd...........................................  7,459   40,579
#   Orica, Ltd................................................  5,967   83,579
    Origin Energy, Ltd........................................  9,213   76,234
    Orora, Ltd................................................ 19,908   33,868
    OZ Minerals, Ltd..........................................  8,700   23,543

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
AUSTRALIA -- (Continued)
#*  Pacific Brands, Ltd....................................... 16,041 $  4,909
#*  Paladin Energy, Ltd.......................................  8,694    1,298
    Panoramic Resources, Ltd..................................  3,668    1,101
    Peet, Ltd.................................................  7,973    6,432
    Perpetual, Ltd............................................    794   25,949
    Platinum Asset Management, Ltd............................    591    3,267
*   PMP, Ltd.................................................. 15,111    6,075
    Premier Investments, Ltd..................................  1,327   12,919
#   Programmed Maintenance Services, Ltd......................  2,001    3,482
*   Qantas Airways, Ltd....................................... 25,039   68,422
    QBE Insurance Group, Ltd..................................  8,923   94,915
#   Qube Holdings, Ltd........................................ 11,747   20,910
*   Ramelius Resources, Ltd................................... 23,490    1,957
    RCR Tomlinson, Ltd........................................  7,109    9,617
    REA Group, Ltd............................................    617   19,503
    Recall Holdings, Ltd......................................    574    3,010
    Reece Australia, Ltd......................................    772   18,629
*   Resolute Mining, Ltd...................................... 10,174    1,774
    Retail Food Group, Ltd....................................  4,745   18,476
    Rio Tinto, Ltd............................................  4,438  170,496
    SAI Global, Ltd...........................................  5,683   18,610
#   Salmat, Ltd...............................................  4,935    3,139
    Sandfire Resources NL.....................................  1,850    8,110
    Santos, Ltd...............................................  7,392   39,855
    Seek, Ltd.................................................  3,829   42,053
*   Senex Energy, Ltd......................................... 31,081    5,316
#   Seven Group Holdings, Ltd.................................  3,972   16,047
    Seven West Media, Ltd.....................................  6,229    4,112
#   Sims Metal Management, Ltd................................  4,115   28,312
    Skilled Group, Ltd........................................  3,600    4,049
    Slater & Gordon, Ltd......................................    528    1,316
#   SMS Management & Technology, Ltd..........................  2,472    6,447
*   South32, Ltd.............................................. 19,895   25,958
*   South32, Ltd. ADR.........................................  2,745   17,486
    Southern Cross Media Group, Ltd........................... 18,980   13,369
    Spark Infrastructure Group................................ 15,132   21,368
#*  St Barbara, Ltd...........................................  2,817    1,039
    STW Communications Group, Ltd............................. 10,662    5,880
    Suncorp Group, Ltd........................................  8,547   88,974
    Sunland Group, Ltd........................................  7,830    9,461
    Super Retail Group, Ltd...................................  4,028   27,109
    Sydney Airport............................................  3,330   13,635
    Tassal Group, Ltd.........................................  6,365   17,484
    Telstra Corp., Ltd........................................  9,755   46,191
#*  Ten Network Holdings, Ltd................................. 53,821    8,228
#   TFS Corp., Ltd............................................  3,576    3,834
    Tox Free Solutions, Ltd...................................  2,799    5,922
    TPG Telecom, Ltd..........................................  2,754   19,131
*   Transfield Services, Ltd.................................. 16,892   15,886
    Transpacific Industries Group, Ltd........................ 19,482   10,077
    Transurban Group..........................................  6,820   49,639
#   UGL, Ltd..................................................  1,662    2,406

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
AUSTRALIA -- (Continued)
    UXC, Ltd................................................  5,788 $    3,864
#   Village Roadshow, Ltd...................................  1,430      6,702
*   Virgin Australia Holdings, Ltd.......................... 46,180         --
*   Virgin Australia Holdings, Ltd. (B43DQC7)............... 62,673     20,157
    Wesfarmers, Ltd.........................................  4,590    142,064
    Westpac Banking Corp. Sponsored ADR.....................  7,016    178,838
#*  Whitehaven Coal, Ltd....................................  1,338      1,168
    Woodside Petroleum, Ltd.................................  7,970    207,233
    Woolworths, Ltd.........................................  4,734     98,764
    WorleyParsons, Ltd......................................  1,744     11,697
                                                                    ----------
TOTAL AUSTRALIA.............................................         6,216,676
                                                                    ----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG..................................    116     10,055
    Andritz AG..............................................    480     26,771
    Austria Technologie & Systemtechnik AG..................    289      4,898
#   BUWOG AG................................................    481      9,697
#*  Conwert Immobilien Invest SE............................  1,782     21,636
*   Erste Group Bank AG.....................................  1,799     54,134
    EVN AG..................................................    660      7,444
    Flughafen Wien AG.......................................     20      1,726
*   IMMOFINANZ AG...........................................  3,670      9,014
    Mayr Melnhof Karton AG..................................    204     23,615
    Oesterreichische Post AG................................    380     16,977
    OMV AG..................................................  3,054     81,161
    POLYTEC Holding AG......................................    317      2,715
*   Raiffeisen Bank International AG........................  2,065     30,266
    RHI AG..................................................    422     10,470
    Schoeller-Bleckmann Oilfield Equipment AG...............    121      6,843
    Semperit AG Holding.....................................    156      6,477
    Strabag SE..............................................    412      9,988
    Verbund AG..............................................  1,435     22,223
    Vienna Insurance Group AG Wiener Versicherung Gruppe....    492     16,969
    Voestalpine AG..........................................  1,405     60,242
    Wienerberger AG.........................................  2,737     45,212
    Zumtobel Group AG.......................................    642     20,004
                                                                    ----------
TOTAL AUSTRIA...............................................           498,537
                                                                    ----------
BELGIUM -- (1.4%)
    Ackermans & van Haaren NV...............................    593     90,679
    Ageas...................................................  4,207    173,194
    Banque Nationale de Belgique............................      6     20,492
    Bekaert SA..............................................    983     28,740
    Cie d'Entreprises CFE...................................    220     29,357
*   Cie Maritime Belge SA...................................    293      4,625
    Colruyt SA..............................................  1,737     84,331
    D'ieteren SA............................................    477     17,450
    Delhaize Group..........................................  1,408    127,480
    Delhaize Group Sponsored ADR............................  4,400     99,264
    Elia System Operator SA.................................    768     32,205
    Euronav NV..............................................    852     13,015
    EVS Broadcast Equipment SA..............................    132      3,725

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
BELGIUM -- (Continued)
    Exmar NV..........................................    649 $    7,782
    KBC Groep NV......................................  1,544    107,664
    Kinepolis Group NV................................    495     19,990
    Melexis NV........................................    479     25,626
*   Mobistar SA.......................................  1,400     30,345
*   Nyrstar NV........................................ 13,738     40,387
    Proximus..........................................  3,128    117,914
    Sipef SA..........................................     98      5,057
    Solvay SA.........................................  1,104    147,696
*   Telenet Group Holding NV..........................    543     30,648
*   Tessenderlo Chemie NV.............................  1,111     43,554
    Umicore SA........................................  2,281     99,926
    Van de Velde NV...................................    446     27,817
*   Viohalco SA.......................................  1,602      4,155
                                                              ----------
TOTAL BELGIUM.........................................         1,433,118
                                                              ----------
CANADA -- (7.4%)
    Absolute Software Corp............................    500      2,917
*   Advantage Oil & Gas, Ltd..........................  4,612     25,178
    Aecon Group, Inc..................................  1,800     15,112
#   AGF Management, Ltd. Class B......................  1,754      8,007
    Agnico Eagle Mines, Ltd.(2009823).................    818     18,099
    Agnico Eagle Mines, Ltd.(008474108)...............    943     20,869
    Agrium, Inc.(2213538).............................    800     81,844
    Agrium, Inc.(008916108)...........................    961     98,272
    AGT Food & Ingredients, Inc.......................    615     14,366
    Aimia, Inc........................................  2,960     32,002
*   Air Canada........................................  2,800     25,199
*   Alacer Gold Corp..................................  4,256      8,721
*   Alamos Gold, Inc. Class A.........................  5,033     16,357
    Algonquin Power & Utilities Corp..................  3,600     26,370
    Alimentation Couche Tard, Inc. Class B............  2,467    110,103
#   AltaGas, Ltd......................................    882     24,143
#   Altus Group, Ltd..................................    530      6,735
*   Amerigo Resources, Ltd............................  6,500      1,342
#   ARC Resources, Ltd................................  1,900     28,431
#*  Argonaut Gold, Inc................................    172        171
    Atco, Ltd. Class I................................    600     18,007
#*  Athabasca Oil Corp................................  6,553      7,566
*   ATS Automation Tooling Systems, Inc...............    300      3,705
*   AuRico Metals, Inc................................  2,212        880
    AutoCanada, Inc...................................    359      9,215
#*  Avigilon Corp.....................................    678      8,258
*   B2Gold Corp....................................... 21,500     23,344
#   Badger Daylighting, Ltd...........................    679     12,652
#*  Ballard Power Systems, Inc........................  2,600      3,499
    Bank of Montreal(063671101).......................    899     50,227
#   Bank of Montreal(2076009).........................  2,768    154,459
    Bank of Nova Scotia (The)(064149107)..............  1,504     73,861
    Bank of Nova Scotia (The)(2076281)................  4,072    199,856
*   Bankers Petroleum, Ltd............................ 10,000     19,498
    Barrick Gold Corp.(067901108).....................  7,482     52,823
    Barrick Gold Corp.(2024644).......................  2,100     14,853

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
CANADA -- (Continued)
#   Baytex Energy Corp........................................ 1,140  $  9,815
    BCE, Inc.(05534B760)......................................   604    24,849
    BCE, Inc.(B188TH2)........................................   354    14,570
#*  Bellatrix Exploration, Ltd................................ 1,758     3,441
*   Birchcliff Energy, Ltd.................................... 2,200     9,958
    Black Diamond Group, Ltd.................................. 1,000    10,590
*   BlackBerry, Ltd.(09228F103)............................... 3,177    24,574
#*  BlackBerry, Ltd.(BCBHZ31)................................. 3,458    26,811
*   BlackPearl Resources, Inc................................. 5,400     3,922
    Bombardier, Inc. Class B.................................. 7,800     9,721
    Bonavista Energy Corp..................................... 4,473    16,759
#   Bonterra Energy Corp......................................   198     3,649
    Boralex, Inc. Class A..................................... 2,474    26,275
    Brookfield Asset Management, Inc. Class A................. 1,650    57,605
    CAE, Inc.(124765108)...................................... 2,197    24,980
    CAE, Inc.(2162760)........................................ 2,040    23,116
#   Calfrac Well Services, Ltd................................ 1,440     6,562
    Cameco Corp.(13321L108)................................... 2,707    37,167
    Cameco Corp.(2166160).....................................   842    11,563
    Canaccord Genuity Group, Inc.............................. 1,669     9,011
    Canadian Imperial Bank of Commerce(136069101).............   140    10,000
    Canadian Imperial Bank of Commerce(2170525)............... 1,227    87,682
    Canadian National Railway Co.(136375102).................. 1,058    66,051
    Canadian National Railway Co.(2180632).................... 1,200    74,862
    Canadian Natural Resources, Ltd.(136385101)............... 6,871   167,515
    Canadian Natural Resources, Ltd.(2171573)................. 3,474    84,788
    Canadian Oil Sands, Ltd................................... 6,839    39,010
    Canadian Pacific Railway, Ltd.............................   300    48,295
    Canadian Tire Corp., Ltd. Class A.........................   596    59,420
    Canadian Utilities, Ltd. Class A..........................   600    16,855
#   Canadian Western Bank..................................... 1,800    33,857
    Canam Group, Inc. Class A................................. 1,300    14,145
    CanElson Drilling, Inc.................................... 2,100     5,748
*   Canfor Corp...............................................   830    15,098
#   Canfor Pulp Products, Inc................................. 1,000     9,573
    Canyon Services Group, Inc................................   898     3,790
    Capital Power Corp........................................ 1,079    18,060
    Capstone Infrastructure Corp.............................. 4,729    11,137
*   Capstone Mining Corp...................................... 9,500     6,683
    Cascades, Inc............................................. 2,400    14,002
    CCL Industries, Inc. Class B..............................   395    55,261
*   Celestica, Inc............................................   311     4,166
    Cenovus Energy, Inc.(15135U109)........................... 1,685    24,567
    Cenovus Energy, Inc.(B57FG04)............................. 2,057    29,978
    Centerra Gold, Inc........................................ 2,615    13,077
*   Cequence Energy, Ltd...................................... 3,200     1,566
#   Cervus Equipment Corp.....................................   600     6,473
*   CGI Group, Inc. Class A................................... 1,483    55,403
#*  China Gold International Resources Corp., Ltd............. 4,400     6,022
*   Chinook Energy, Inc.......................................    61        41
    CI Financial Corp......................................... 1,256    31,740
    Cineplex, Inc.............................................   800    29,141
    Cogeco Cable, Inc.........................................   700    39,173

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ -------
CANADA -- (Continued)
    Colliers International Group, Inc.........................    805 $33,539
    COM DEV International, Ltd................................  3,200  12,699
    Constellation Software, Inc...............................    187  83,147
#*  Corridor Resources, Inc...................................    500     271
#   Corus Entertainment, Inc. Class B.........................  1,500  16,114
    Cott Corp.(22163N106).....................................  1,102  12,386
    Cott Corp.(2228952).......................................    300   3,379
#   Crescent Point Energy Corp................................  2,755  41,724
*   Crew Energy, Inc..........................................  2,714   9,961
#*  Denison Mines Corp........................................  4,500   2,340
#   DH Corp...................................................  1,084  35,723
    Dollarama, Inc............................................    700  41,668
*   Dominion Diamond Corp.(257287102).........................  1,691  21,053
    Dominion Diamond Corp.(B95LX89)...........................    500   6,224
    Dorel Industries, Inc. Class B............................    485  12,367
#*  DragonWave, Inc...........................................  1,657     355
#*  Dundee Precious Metals, Inc...............................  2,800   4,367
    E-L Financial Corp., Ltd..................................     34  18,718
    Eldorado Gold Corp........................................ 13,404  46,120
    Emera, Inc................................................    656  21,879
    Empire Co., Ltd...........................................    700  47,314
    Enbridge Income Fund Holdings, Inc........................    500  13,182
    Enbridge, Inc.(29250N105).................................    604  26,310
    Enbridge, Inc.(2466149)...................................  1,248  54,401
    Encana Corp...............................................  7,921  60,202
    EnerCare, Inc.............................................    939   9,621
    Enerflex, Ltd.............................................  1,364  12,713
#*  Energy Fuels, Inc.........................................    100     383
    Enerplus Corp.(292766102).................................  3,726  23,213
#   Enerplus Corp.(B584T89)...................................  1,585  10,071
    Enghouse Systems, Ltd.....................................    272  10,991
    Ensign Energy Services, Inc...............................  3,401  26,343
    Equitable Group, Inc......................................    300  12,332
*   Essential Energy Services Trust...........................  4,177   3,098
#   Evertz Technologies, Ltd..................................    722   8,645
    Fairfax Financial Holdings, Ltd...........................    150  72,341
    Finning International, Inc................................  3,711  64,524
    First Capital Realty, Inc.................................    722  10,218
*   First Majestic Silver Corp................................    521   1,597
    First Quantum Minerals, Ltd...............................  3,789  30,273
    FirstService Corp.........................................    805  24,067
#   Fortis, Inc...............................................    900  25,771
*   Fortuna Silver Mines, Inc.................................  3,500   9,741
#   Genworth MI Canada, Inc...................................  1,089  25,771
    George Weston, Ltd........................................    339  28,471
    Gibson Energy, Inc........................................  1,728  25,474
    Gildan Activewear, Inc....................................    118   3,806
    Gluskin Sheff + Associates, Inc...........................  1,000  18,328
    Goldcorp, Inc.(380956409).................................  1,176  15,617
    Goldcorp, Inc.(2676302)...................................  2,620  34,957
#*  Golden Star Resources, Ltd................................  8,100   1,858
*   Gran Tierra Energy, Inc...................................  5,979  13,212
    Granite Oil Corp..........................................  1,838   6,184

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
CANADA -- (Continued)
    Great-West Lifeco, Inc....................................  1,400 $ 39,650
*   Heroux-Devtek, Inc........................................  1,000    8,717
#   Home Capital Group, Inc...................................    800   19,470
    HudBay Minerals, Inc......................................  4,699   30,288
#   Husky Energy, Inc.........................................  2,500   45,647
*   IAMGOLD Corp.(450913108)..................................    326      496
*   IAMGOLD Corp.(2446646)....................................  2,605    3,964
    IGM Financial, Inc........................................    400   11,812
*   IMAX Corp.................................................    733   27,422
#*  Imperial Metals Corp......................................  2,300   14,069
    Imperial Oil, Ltd.(2454241)...............................    600   22,200
    Imperial Oil, Ltd.(453038408).............................    698   25,840
#   Industrial Alliance Insurance & Financial Services, Inc...  1,873   63,085
#   Innergex Renewable Energy, Inc............................  1,785   14,645
    Intact Financial Corp.....................................    943   65,037
    Inter Pipeline, Ltd.......................................    800   16,736
*   Interfor Corp.............................................  2,000   24,712
    Intertape Polymer Group, Inc..............................  2,000   29,514
#*  Ithaca Energy, Inc........................................  9,000    5,161
#   Just Energy Group, Inc....................................  2,100   11,304
*   Kelt Exploration, Ltd.....................................    700    3,859
    Keyera Corp...............................................  1,000   32,863
#   Killam Properties, Inc....................................  1,172    8,961
*   Kingsway Financial Services, Inc..........................    425    2,372
*   Kinross Gold Corp......................................... 22,680   41,619
*   Kirkland Lake Gold, Inc...................................    500    1,827
    Laurentian Bank of Canada.................................  1,000   37,833
    Leon's Furniture, Ltd.....................................    400    4,496
#   Lightstream Resources, Ltd................................  5,418    2,817
    Linamar Corp..............................................  1,008   61,512
#   Liquor Stores N.A., Ltd...................................    758    7,633
    Loblaw Cos., Ltd..........................................    900   49,079
#   Long Run Exploration, Ltd.................................  2,737    1,193
*   Lundin Mining Corp........................................  8,289   29,915
    MacDonald Dettwiler & Associates, Ltd.....................    366   21,699
    Magna International, Inc..................................  1,978  107,472
    Major Drilling Group International, Inc...................  2,473    8,660
    Manitoba Telecom Services, Inc............................    500   11,091
    Manulife Financial Corp.(2492519).........................  6,324  112,037
    Manulife Financial Corp.(56501R106).......................  5,745  101,859
    Maple Leaf Foods, Inc.....................................  3,800   65,927
    Martinrea International, Inc..............................  3,400   35,096
*   Maxim Power Corp..........................................  1,600    2,875
*   MEG Energy Corp...........................................  1,128   12,092
    Methanex Corp.............................................    555   25,012
#   Metro, Inc................................................  3,549   96,578
    Morneau Shepell, Inc......................................    911   11,493
#   Mullen Group, Ltd.........................................  2,700   39,410
    National Bank of Canada...................................  2,700   94,428
#   New Flyer Industries, Inc.................................  1,600   19,941
*   New Gold, Inc.(644535106).................................  1,500    3,300
*   New Gold, Inc.(2826947)...................................  5,860   12,949
    Newalta Corp..............................................  1,319   13,020

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
CANADA -- (Continued)
    Norbord, Inc..............................................    713 $ 13,833
    North West Co., Inc. (The)................................  1,200   25,241
#   Northland Power, Inc......................................  2,900   35,456
#*  Novagold Resources, Inc...................................  5,164   15,794
*   NuVista Energy, Ltd.......................................  2,462    9,921
    OceanaGold Corp...........................................  6,600   11,405
    Open Text Corp............................................    809   36,718
    Osisko Gold Royalties, Ltd................................    848    9,368
#   Pacific Rubiales Energy Corp..............................  6,323   17,646
    Pan American Silver Corp.(697900108)......................  2,197   13,709
    Pan American Silver Corp.(2669272)........................  1,530    9,536
*   Paramount Resources, Ltd. Class A.........................    600    9,038
*   Parex Resources, Inc......................................  3,300   21,826
#   Parkland Fuel Corp........................................  1,600   29,141
    Pason Systems, Inc........................................    400    6,059
    Pembina Pipeline Corp.(B4PT2P8)...........................    300    8,733
    Pembina Pipeline Corp.(B4PPQG5)...........................    588   17,105
#   Pengrowth Energy Corp..................................... 10,136   16,197
#   Penn West Petroleum, Ltd.(B63FY34)........................  4,010    5,488
    Penn West Petroleum, Ltd.(707887105)......................  2,097    2,831
    Peyto Exploration & Development Corp......................  1,508   32,629
    PHX Energy Services Corp..................................    742    2,587
*   Pilot Gold, Inc...........................................    333       97
#   Pizza Pizza Royalty Corp..................................    400    4,239
    Potash Corp. of Saskatchewan, Inc.........................    900   24,484
    Precision Drilling Corp.(74022D308).......................  3,099   15,774
    Precision Drilling Corp.(B5YPLH9).........................  3,406   17,318
#   Premium Brands Holdings Corp..............................    700   18,043
#*  Primero Mining Corp.......................................  2,884    7,475
    Progressive Waste Solutions, Ltd.(B3DJGB7)................  1,163   31,657
    Progressive Waste Solutions, Ltd.(74339G101)..............    400   10,884
    Quebecor, Inc. Class B....................................    900   21,285
    Reitmans Canada, Ltd. Class A.............................  1,944    8,755
    Richelieu Hardware, Ltd...................................    300   15,598
*   Richmont Mines, Inc.......................................  3,419    8,993
    Ritchie Bros Auctioneers, Inc.............................    369    9,970
*   RMP Energy, Inc...........................................  3,700    5,205
    Rogers Communications, Inc. Class B.......................    600   21,039
#   Rogers Sugar, Inc.........................................    100      348
    RONA, Inc.................................................  3,000   35,165
#   Royal Bank of Canada......................................  4,751  277,028
#   Russel Metals, Inc........................................  1,200   17,800
*   Sandvine Corp.............................................  5,500   14,761
    Saputo, Inc...............................................  2,100   48,122
#   Savanna Energy Services Corp..............................  4,900    4,046
    Secure Energy Services, Inc...............................    840    6,956
*   SEMAFO, Inc...............................................  8,300   18,087
    Shaw Communications, Inc. Class B.........................  3,396   71,995
    ShawCor, Ltd..............................................    752   17,675
    Sherritt International Corp...............................  7,600    7,787
*   Silver Standard Resources, Inc............................    400    2,300
    Silver Wheaton Corp.......................................  1,000   13,090
    SNC-Lavalin Group, Inc....................................  1,100   36,023

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
CANADA -- (Continued)
#   Sprott, Inc...............................................  9,450 $ 15,174
    Stantec, Inc..............................................  1,000   27,809
    Stella-Jones, Inc.........................................  1,000   33,941
#   Student Transportation, Inc...............................    127      579
    Suncor Energy, Inc.(B3NB1P2)..............................  8,691  244,811
    Suncor Energy, Inc.(867224107)............................  4,814  135,562
*   SunOpta, Inc..............................................  1,500   16,050
    Superior Plus Corp........................................  2,984   25,759
#   Surge Energy, Inc.........................................  5,100    9,242
#*  TAG Oil, Ltd..............................................  1,728    1,599
*   Taseko Mines, Ltd.........................................  4,300    2,104
    Teck Resources, Ltd. Class B(2879327).....................  3,938   28,996
    Teck Resources, Ltd. Class B(878742204)...................    389    2,855
    TELUS Corp................................................    712   24,308
#*  Teranga Gold Corp.........................................  6,408    2,648
*   Thompson Creek Metals Co., Inc............................  5,100    3,042
    Thomson Reuters Corp......................................  1,928   78,058
*   Timmins Gold Corp.........................................  4,500    1,376
    TMX Group, Ltd............................................    201    7,564
    TORC Oil & Gas, Ltd.......................................  2,700   14,575
    Toromont Industries, Ltd..................................    600   16,777
    Toronto-Dominion Bank (The)(2897222)......................  4,332  174,790
    Toronto-Dominion Bank (The)(891160509)....................  1,378   55,685
    Torstar Corp. Class B.....................................  1,100    3,676
    Total Energy Services, Inc................................    194    2,194
*   Tourmaline Oil Corp.......................................  1,181   29,206
#   TransAlta Corp.(2901628)..................................  4,501   28,530
    TransAlta Corp.(89346D107)................................    777    4,918
    TransCanada Corp..........................................  1,448   56,277
    Transcontinental, Inc. Class A............................  1,600   17,996
    TransForce, Inc...........................................  1,800   34,394
    TransGlobe Energy Corp....................................  1,844    5,457
    Trican Well Service, Ltd..................................  4,600    9,883
    Trinidad Drilling, Ltd....................................  3,327    8,268
*   Turquoise Hill Resources, Ltd............................. 10,608   36,094
    Twin Butte Energy, Ltd....................................  4,316    1,469
    Uni-Select, Inc...........................................    300   13,490
#   Valener, Inc..............................................  1,300   16,858
    Veresen, Inc..............................................  1,508   17,065
#   Vermilion Energy, Inc.....................................    458   15,408
*   Wesdome Gold Mines, Ltd...................................  8,700    6,453
    West Fraser Timber Co., Ltd...............................  1,200   52,804
    Western Energy Services Corp..............................  2,146    8,598
    Westshore Terminals Investment Corp.......................    318    7,025
    Whistler Blackcomb Holdings, Inc..........................  1,100   17,427
#   Whitecap Resources, Inc...................................  4,196   36,575
    Wi-LAN, Inc...............................................  2,661    5,575
    Winpak, Ltd...............................................    341   11,579
#   WSP Global, Inc...........................................    800   26,804
    Yamana Gold, Inc..........................................  5,432   10,758

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
#   Zargon Oil & Gas, Ltd.............................  1,452 $    2,309
                                                              ----------
TOTAL CANADA..........................................         7,923,462
                                                              ----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc............................  1,400        139
#   Xinyi Solar Holdings, Ltd......................... 32,000     13,782
                                                              ----------
TOTAL CHINA...........................................            13,921
                                                              ----------
DENMARK -- (1.2%)
    Alm Brand A.S.....................................  3,000     19,309
    AP Moeller - Maersk A.S. Class A..................     10     16,528
    AP Moeller - Maersk A.S. Class B..................     40     68,144
*   Bang & Olufsen A.S................................    670      6,231
#   Chr Hansen Holding A.S............................  1,563     86,369
#*  D/S Norden A.S....................................    429     11,236
    Danske Bank A.S...................................  2,185     68,313
    Dfds A.S..........................................     83     11,402
    DSV A.S...........................................  3,026    103,578
#   FLSmidth & Co. A.S................................    809     36,273
*   Jyske Bank A.S....................................  1,470     76,804
    NKT Holding A.S...................................    417     23,382
    Novozymes A.S. Class B............................  1,400     73,180
    Pandora A.S.......................................    755     85,016
    PER Aarsleff A.S. Class B.........................     65     22,307
    Ringkjoebing Landbobank A.S.......................    160     35,078
    Rockwool International A.S. Class B...............    132     19,694
*   Santa Fe Group A.S................................    400      3,299
    Schouw & Co.......................................    300     16,294
    SimCorp A.S.......................................    600     25,616
    Solar A.S. Class B................................    125      6,846
    Spar Nord Bank A.S................................  3,439     40,419
    Sydbank A.S.......................................  2,214     83,813
    TDC A.S........................................... 13,635    102,859
*   Topdanmark A.S....................................  1,775     49,048
    Tryg A.S..........................................  1,150     23,146
    United International Enterprises..................     32      5,385
    Vestas Wind Systems A.S...........................  2,631    143,725
*   Vestjysk Bank A.S.................................    250        356
                                                              ----------
TOTAL DENMARK.........................................         1,263,650
                                                              ----------
FINLAND -- (1.8%)
    Ahlstrom Oyj......................................    445      3,769
    Alma Media Oyj....................................  1,213      3,966
    Amer Sports Oyj...................................  2,402     70,059
    Atria Oyj.........................................    595      5,810
    Cargotec Oyj......................................  1,344     46,725
    Caverion Corp.....................................  1,551     15,760
    Citycon Oyj....................................... 10,416     27,643
    Cramo Oyj.........................................    564     11,396
    Elisa Oyj.........................................  1,889     63,598
    F-Secure Oyj......................................  7,129     21,990
*   Finnair Oyj.......................................  1,332      4,170
    Fiskars Oyj Abp...................................    868     18,517
    Fortum Oyj........................................  4,870     85,511
    Huhtamaki Oyj.....................................  2,364     83,895

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FINLAND -- (Continued)
    Kemira Oyj........................................  1,740 $   22,474
    Kesko Oyj Class A.................................    401     14,554
    Kesko Oyj Class B.................................  1,418     55,193
    Kone Oyj Class B..................................  1,636     68,657
    Konecranes Oyj....................................  1,141     35,323
    Lassila & Tikanoja Oyj............................    606     11,859
    Metsa Board Oyj...................................  2,428     17,299
#   Metso Oyj.........................................  1,606     44,183
    Metso Oyj Sponsored ADR...........................  2,800     18,648
    Munksjo Oyj.......................................    245      2,360
    Neste Oyj.........................................  3,538     98,573
    Nokia Oyj......................................... 43,552    308,405
    Nokian Renkaat Oyj................................  1,840     55,296
#*  Outokumpu Oyj.....................................  5,944     27,533
#   Outotec Oyj.......................................  3,383     22,658
    PKC Group Oyj.....................................    691     15,143
*   Poyry Oyj.........................................    726      3,067
    Raisio Oyj Class V................................  5,314     24,173
    Ramirent Oyj......................................  1,350     10,639
    Sampo Oyj Class A.................................  1,882     93,123
#   Sanoma Oyj........................................  2,100      7,682
*   Stockmann Oyj Abp(5462371)........................  1,273      9,000
*   Stockmann Oyj Abp(5462393)........................    646      4,745
    Stora Enso Oyj Class R............................  3,612     34,007
    Stora Enso Oyj Sponsored ADR......................  9,200     85,928
    Technopolis Oyj...................................  2,391      9,818
    Tieto Oyj.........................................  1,749     44,784
    Tikkurila Oyj.....................................  1,187     22,893
    UPM-Kymmene Oyj...................................  2,691     49,707
    UPM-Kymmene Oyj Sponsored ADR.....................  7,100    130,782
    Uponor Oyj........................................    782     12,398
    Vaisala Oyj Class A...............................    214      5,640
    Valmet OYJ........................................    809      9,574
    Wartsila Oyj Abp..................................  1,678     77,128
    YIT Oyj...........................................  1,551      9,345
                                                              ----------
TOTAL FINLAND.........................................         1,925,400
                                                              ----------
FRANCE -- (7.7%)
    Accor SA..........................................    682     33,434
#*  Air France-KLM....................................  2,302     16,468
    Airbus Group SE...................................  1,424    101,083
    Albioma SA........................................  1,147     19,028
*   Alcatel-Lucent.................................... 10,487     39,573
*   Alcatel-Lucent Sponsored ADR......................  4,700     17,578
*   Alstom SA.........................................  1,737     51,015
    Alten SA..........................................    652     32,858
    Altran Technologies SA............................  3,293     38,882
    April SA..........................................    199      2,685
    Arkema SA.........................................  1,060     82,600
    Assystem..........................................    430      8,488
    Atos..............................................  1,621    123,174
    AXA SA............................................ 10,250    269,936
    Beneteau SA.......................................    816     13,867

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
FRANCE -- (Continued)
    BNP Paribas SA............................................  4,597 $299,022
    Bollore SA................................................ 15,505   85,884
    Bonduelle S.C.A...........................................    159    4,559
    Bouygues SA...............................................  2,961  108,773
    Bureau Veritas SA.........................................    935   21,845
    Cap Gemini SA.............................................    872   83,303
    Carrefour SA..............................................  4,908  168,472
    Casino Guichard Perrachon SA..............................    720   53,434
    Cegid Group SA............................................    257   11,111
#*  CGG SA Sponsored ADR......................................  3,000   14,880
    Christian Dior SE.........................................    181   37,439
#   Cie de Saint-Gobain.......................................  3,955  187,377
    Cie Generale des Etablissements Michelin..................  2,932  287,009
    CNP Assurances............................................  2,336   39,260
    Credit Agricole SA........................................ 10,096  158,857
    Danone SA.................................................  1,183   80,257
    Dassault Systemes.........................................    560   42,229
*   Derichebourg SA...........................................  2,685    9,522
    Edenred...................................................  1,696   42,273
    Eiffage SA................................................    799   48,054
    Electricite de France SA..................................  2,202   52,403
    Engie..................................................... 16,372  313,974
#*  Eramet....................................................     65    4,281
*   Esso SA Francaise.........................................     76    5,316
*   Etablissements Maurel et Prom.............................  3,472   22,229
    Euler Hermes Group........................................    391   40,736
    Eutelsat Communications SA................................  1,910   58,210
    Faiveley Transport SA.....................................    384   40,134
    Faurecia..................................................  2,196   84,255
    Fimalac...................................................     48    4,228
    Groupe Crit...............................................    186   10,612
    Groupe Eurotunnel SE......................................  5,985   85,986
*   Groupe Fnac...............................................     77    4,652
    Hermes International......................................     47   18,278
    Iliad SA..................................................    101   23,986
    Imerys SA.................................................    787   59,293
#   Ingenico Group............................................    467   61,169
    IPSOS.....................................................    595   14,927
    JCDecaux SA...............................................  1,302   49,825
    Kering....................................................    413   79,534
    L'Oreal SA................................................    377   70,466
    Lafarge SA Sponsored ADR..................................  3,919   57,884
    Lagardere SCA.............................................  2,488   74,408
    Lectra....................................................    328    4,757
    Legrand SA................................................  1,383   85,078
    LISI......................................................    390   10,532
    LVMH Moet Hennessy Louis Vuitton SE.......................    841  157,317
    Mersen....................................................    561   13,253
    Metropole Television SA...................................  1,252   25,334
    Montupet..................................................    358   27,634
    Natixis SA................................................  7,935   58,237
#   Naturex...................................................    274   21,683
    Neopost SA................................................    479   19,241

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
FRANCE -- (Continued)
*   Nexans SA.................................................    940 $ 38,242
    Nexity SA.................................................    653   28,800
    Orange SA(5176177)........................................ 14,360  236,226
    Orange SA(684060106)......................................  2,675   43,843
*   Orco Property Group SA....................................  4,822    1,536
*   Parrot SA.................................................    411   18,645
*   Peugeot SA................................................ 10,026  200,557
*   Pierre & Vacances SA......................................    114    3,707
    Plastic Omnium SA.........................................  1,743   49,016
    Publicis Groupe SA ADR....................................  2,600   49,244
    Rallye SA.................................................    796   23,406
    Renault SA................................................  1,352  124,462
    Rexel SA..................................................  3,625   57,089
    Rubis SCA.................................................    843   60,590
    Safran SA.................................................    921   69,730
    Saft Groupe SA............................................    295   12,032
    Savencia SA...............................................    112    7,122
    Schneider Electric SE(4834108)............................  1,163   81,129
    Schneider Electric SE(B11BPS1)............................    213   14,777
    SCOR SE...................................................  2,614  100,170
    SEB SA....................................................    536   54,100
#*  Sequana SA................................................    436    2,345
    SES SA....................................................  1,679   51,885
    Societe BIC SA............................................    279   47,773
    Societe d'Edition de Canal +..............................  1,412   12,377
    Societe Generale SA.......................................  3,403  167,092
    Societe Television Francaise 1............................  2,017   34,643
    Sodexo SA.................................................    519   48,340
#*  SOITEC....................................................  7,482    6,077
*   Solocal Group.............................................  5,036    2,261
    Somfy SA..................................................     55   17,133
    Sopra Steria Group........................................    182   17,364
    Stef SA...................................................    282   19,110
    STMicroelectronics NV(5962332)............................  6,164   48,134
#   STMicroelectronics NV(2430025)............................  6,800   52,836
    Suez Environnement Co.....................................  3,128   59,952
    Technicolor SA............................................  2,639   20,815
    Technip SA................................................    306   17,388
    Technip SA ADR............................................  1,900   27,037
    Teleperformance...........................................  1,286   95,393
    Thales SA.................................................    513   34,667
    Total SA.................................................. 15,981  788,550
    Total SA Sponsored ADR....................................  6,258  308,457
    Trigano SA................................................    655   28,763
*   UBISOFT Entertainment.....................................  3,256   63,259
    Valeo SA..................................................    893  119,016
    Vallourec SA..............................................  2,505   40,994
    Veolia Environnement SA...................................  1,171   26,156
    Veolia Environnement SA ADR...............................    635   14,148
    Vicat.....................................................    469   34,880
    Vilmorin & Cie SA.........................................    213   17,717
    Vinci SA..................................................  3,758  240,842
    Vivendi SA................................................  5,836  153,349

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
FRANCE -- (Continued)
    Zodiac Aerospace.......................................  1,760 $   52,462
                                                                   ----------
TOTAL FRANCE...............................................         8,239,719
                                                                   ----------
GERMANY -- (6.1%)
    Aareal Bank AG.........................................  1,390     56,708
    Adidas AG..............................................  1,038     84,942
*   Aixtron SE Sponsored ADR...............................    300      1,773
    Allianz SE.............................................  1,820    298,139
    Amadeus Fire AG........................................    281     27,633
    Aurubis AG.............................................  1,028     61,498
    Axel Springer SE.......................................    764     42,819
    BASF SE................................................  4,646    401,482
    Bauer AG...............................................    343      6,549
    Bayerische Motoren Werke AG............................  3,356    336,525
    BayWa AG...............................................    360     13,396
    Bechtle AG.............................................    306     25,977
    Beiersdorf AG..........................................    364     31,100
    Bertrandt AG...........................................     72      8,993
    Bijou Brigitte AG......................................    112      6,466
#   Bilfinger SE...........................................    761     31,431
    Brenntag AG............................................  1,227     68,233
    CANCOM SE..............................................  1,006     38,770
    Cewe Stiftung & Co. KGAA...............................    287     16,678
    Comdirect Bank AG......................................  1,445     15,999
*   Commerzbank AG.........................................  6,741     87,173
    Continental AG.........................................    413     92,332
    CTS Eventim AG & Co. KGaA..............................    714     26,914
    Daimler AG.............................................  7,938    710,101
    Deutsche Bank AG(5750355)..............................    233      8,185
    Deutsche Bank AG(D18190898)............................  5,059    177,166
    Deutsche Boerse AG.....................................    795     72,219
*   Deutsche Lufthansa AG..................................  5,573     75,710
    Deutsche Post AG.......................................  2,363     71,422
    Deutsche Telekom AG.................................... 29,042    525,150
    Deutsche Wohnen AG.....................................  3,509     86,575
    Deutz AG...............................................  2,362     13,794
*   Dialog Semiconductor P.L.C.............................  1,528     76,204
    DMG Mori AG............................................  1,383     50,745
    Duerr AG...............................................    272     22,389
    E.ON SE................................................  1,106     14,606
    E.ON SE Sponsored ADR..................................  7,421     97,735
    ElringKlinger AG.......................................    969     23,339
    Fielmann AG............................................    278     18,370
    Fraport AG Frankfurt Airport Services Worldwide........    799     52,460
    Freenet AG.............................................  2,927    100,449
    Fuchs Petrolub SE......................................    430     17,208
    GEA Group AG...........................................  1,442     61,019
#   Gerry Weber International AG...........................    313      7,708
    GFK SE.................................................    297     12,678
    Grammer AG.............................................    503     14,084
    Grenkeleasing AG.......................................    247     36,893
    Hamburger Hafen und Logistik AG........................    706     13,553
    Hannover Rueck SE......................................    410     43,528

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
GERMANY -- (Continued)
    HeidelbergCement AG....................................... 1,047  $ 79,740
#*  Heidelberger Druckmaschinen AG............................ 4,410    11,240
    Henkel AG & Co. KGaA......................................   266    26,828
    Hochtief AG...............................................   664    58,019
    Hugo Boss AG..............................................   428    51,607
    Indus Holding AG..........................................   565    27,845
    Infineon Technologies AG.................................. 9,758   109,458
    Jenoptik AG...............................................   847    11,075
    K+S AG.................................................... 3,195   131,091
#   Kloeckner & Co. SE........................................ 2,316    21,716
*   Kontron AG................................................ 1,112     4,366
    Krones AG.................................................   229    26,400
#   KUKA AG...................................................   521    44,584
    KWS Saat SE...............................................    62    20,160
    LANXESS AG................................................ 1,758   101,520
    Leoni AG..................................................   751    47,584
    MAN SE....................................................   252    26,276
    Metro AG.................................................. 2,481    78,109
    MLP AG....................................................   505     2,310
    MTU Aero Engines AG.......................................   939    86,481
    Muenchener Rueckversicherungs-Gesellschaft AG.............   701   128,829
*   Nordex SE................................................. 1,346    38,337
    Norma Group SE............................................   702    33,973
    Osram Licht AG............................................ 1,507    85,588
*   Patrizia Immobilien AG.................................... 1,934    51,825
    Pfeiffer Vacuum Technology AG.............................   303    27,767
#   Puma SE...................................................   101    19,124
    QSC AG.................................................... 4,809     9,627
    Rational AG...............................................    59    23,021
    Rheinmetall AG............................................   925    50,344
    RWE AG.................................................... 8,756   182,358
    SAF-Holland SA............................................ 1,209    18,322
    Salzgitter AG.............................................   796    28,418
    SAP SE....................................................   896    64,371
    SAP SE Sponsored ADR......................................   187    13,402
#   Schaltbau Holding AG......................................   174     9,799
#*  SGL Carbon SE.............................................   671    11,534
    SHW AG....................................................   202     8,963
#*  Singulus Technologies AG.................................. 2,333     2,104
    Sixt SE...................................................   798    33,535
    Software AG............................................... 1,169    34,976
    Stroeer SE................................................   706    34,913
#   Suedzucker AG............................................. 1,926    31,766
    Symrise AG................................................   746    49,599
    TAG Immobilien AG......................................... 1,284    14,513
    Takkt AG..................................................   583    11,143
*   Talanx AG.................................................   863    27,538
    Telefonica Deutschland Holding AG......................... 5,114    31,718
    ThyssenKrupp AG........................................... 3,084    78,210
*   Tom Tailor Holding AG.....................................   936     9,352
    United Internet AG........................................ 1,164    57,531
    Volkswagen AG.............................................   339    68,568
#*  Vossloh AG................................................   324    20,597

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
GERMANY -- (Continued)
    Wacker Chemie AG....................................       409 $   41,068
    Wacker Neuson SE....................................       532     10,725
    Wincor Nixdorf AG...................................       382     16,230
    XING AG.............................................       104     17,455
                                                                   ----------
TOTAL GERMANY...........................................            6,548,372
                                                                   ----------
GREECE -- (0.0%)
*   T Bank SA...........................................     8,910         --
                                                                   ----------
HONG KONG -- (2.6%)
    APT Satellite Holdings, Ltd.........................    19,500     18,172
    ASM Pacific Technology, Ltd.........................     2,800     25,367
    Associated International Hotels, Ltd................     6,000     18,026
    Bank of East Asia, Ltd. (The).......................    14,264     57,768
    BOC Hong Kong Holdings, Ltd.........................    22,500     90,481
#*  Brightoil Petroleum Holdings, Ltd...................    87,000     31,934
    Cafe de Coral Holdings, Ltd.........................    10,000     35,075
    Cathay Pacific Airways, Ltd.........................    12,000     28,363
    Cheung Kong Infrastructure Holdings, Ltd............     6,000     52,058
*   Cheung Kong Property Holdings, Ltd..................     5,000     41,665
*   China Billion Resources, Ltd........................   112,480         --
#*  China Energy Development Holdings, Ltd..............   176,000      3,648
    Chow Sang Sang Holdings International, Ltd..........     5,000      9,680
#   Chow Tai Fook Jewellery Group, Ltd..................     3,200      3,118
    Chuang's Consortium International, Ltd..............    93,642     12,077
#   CITIC Telecom International Holdings, Ltd...........     8,000      3,652
    CK Hutchison Holdings, Ltd..........................     5,000     74,217
    CLP Holdings, Ltd...................................     5,000     42,398
    Dah Sing Banking Group, Ltd.........................     8,960     18,987
    Dah Sing Financial Holdings, Ltd....................     4,576     29,902
    Esprit Holdings, Ltd................................    35,700     34,259
#   Far East Consortium International, Ltd..............    37,000     17,279
    FIH Mobile, Ltd.....................................    55,000     28,731
    First Pacific Co., Ltd..............................    55,600     44,481
    Future Bright Holdings, Ltd.........................    30,000      4,724
    G-Resources Group, Ltd.............................. 1,184,400     35,018
    Giordano International, Ltd.........................    20,000     10,182
*   Global Brands Group Holding, Ltd....................    30,000      6,648
    Guangnan Holdings, Ltd..............................    40,000      6,242
    Hang Lung Group, Ltd................................    12,000     54,242
    Hang Lung Properties, Ltd...........................    16,000     45,900
    Hang Seng Bank, Ltd.................................     3,100     63,590
    Henderson Land Development Co., Ltd.................    19,439    128,515
    Hong Kong & China Gas Co., Ltd......................    16,238     33,167
    Hong Kong Aircraft Engineering Co., Ltd.............     1,200     11,891
    Hong Kong Exchanges and Clearing, Ltd...............     2,560     69,530
    Hongkong & Shanghai Hotels, Ltd. (The)..............    11,096     14,730
    Hopewell Holdings, Ltd..............................    14,000     48,296
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd...............................................    15,000      6,558
    Hysan Development Co., Ltd..........................     8,000     34,398
    Johnson Electric Holdings, Ltd......................     9,375     31,763
    K Wah International Holdings, Ltd...................    45,000     24,763
#   Kerry Logistics Network, Ltd........................     6,500     10,053

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- -------
HONG KONG -- (Continued)
    Kerry Properties, Ltd.                              13,000 $48,530
    Kowloon Development Co., Ltd.                       10,000  12,650
    L'Occitane International SA.......................   9,250  23,469
    Lai Sun Development Co., Ltd...................... 143,000   3,116
    Li & Fung, Ltd....................................  30,000  23,245
    Lifestyle International Holdings, Ltd.............   4,500   7,337
    Liu Chong Hing Investment, Ltd....................  12,000  15,009
#   Luk Fook Holdings International, Ltd..............   8,000  22,453
    Man Wah Holdings, Ltd.............................  32,000  28,751
#*  Midland Holdings, Ltd.............................  46,000  20,459
    MTR Corp., Ltd....................................   7,053  31,400
    New World Development Co., Ltd....................  52,385  63,257
    Newocean Energy Holdings, Ltd.....................  42,000  18,707
    NWS Holdings, Ltd.................................  34,750  51,964
    Orient Overseas International, Ltd................   6,000  29,721
#   Pacific Basin Shipping, Ltd.......................  42,000  14,500
    Pacific Textiles Holdings, Ltd....................  15,000  23,816
    PCCW, Ltd.........................................  45,000  26,929
#   Pico Far East Holdings, Ltd.......................  14,000   4,135
    Power Assets Holdings, Ltd........................   2,500  23,533
#   Prada SpA.........................................   2,700  12,427
    Regal Hotels International Holdings, Ltd..........  24,600  14,215
#   SA SA International Holdings, Ltd.................  28,000  12,558
    Samsonite International SA........................  17,400  56,741
    Shangri-La Asia, Ltd..............................  33,500  43,142
    Shun Tak Holdings, Ltd............................  27,500  15,055
    Singamas Container Holdings, Ltd..................  42,000   6,826
    Sino Land Co., Ltd................................  28,800  44,761
    SmarTone Telecommunications Holdings, Ltd.........  16,500  33,664
*   SOCAM Development, Ltd............................   4,000   2,770
    Stella International Holdings, Ltd................  10,000  26,941
    Sun Hung Kai & Co., Ltd...........................  11,619   7,716
    Sun Hung Kai Properties, Ltd......................   6,134  94,125
    Swire Pacific, Ltd. Class A.......................   1,500  19,230
    Swire Pacific, Ltd. Class B.......................   5,000  11,775
    Swire Properties, Ltd.............................  10,000  32,153
    Techtronic Industries Co., Ltd....................  21,500  75,990
    Television Broadcasts, Ltd........................   5,100  26,876
    Texwinca Holdings, Ltd............................  14,000  16,928
    Transport International Holdings, Ltd.............   4,000  10,915
    Trinity, Ltd......................................  64,000   9,732
    Value Partners Group, Ltd.........................  40,000  46,514
    Varitronix International, Ltd.....................  17,000  12,905
    Victory City International Holdings, Ltd..........  14,000   2,166
    Vitasoy International Holdings, Ltd...............  18,000  27,026
#   VTech Holdings, Ltd...............................   2,200  27,370
    Wharf Holdings, Ltd. (The)........................  12,625  80,125
    Wheelock & Co., Ltd...............................  13,000  66,845
    Xinyi Glass Holdings, Ltd.........................  32,000  16,698

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd.................  15,000 $   48,825
                                                               ----------
TOTAL HONG KONG.......................................          2,757,543
                                                               ----------
IRELAND -- (0.6%)
*   Bank of Ireland................................... 153,766     64,579
*   Bank of Ireland Sponsored ADR.....................     330      5,527
    CRH P.L.C.........................................   3,670    108,547
    CRH P.L.C. Sponsored ADR..........................   3,814    113,314
    Dragon Oil P.L.C..................................   4,125     46,792
    FBD Holdings P.L.C................................     158      1,328
    Glanbia P.L.C.....................................   1,329     27,713
    Irish Continental Group P.L.C.....................   3,964     19,035
    Kerry Group P.L.C. Class A........................     667     50,570
    Kingspan Group P.L.C.(4491235)....................   2,318     58,384
    Kingspan Group P.L.C.(0492793)....................   1,183     29,759
    Smurfit Kappa Group P.L.C.........................   3,976    119,569
                                                               ----------
TOTAL IRELAND.........................................            645,117
                                                               ----------
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd....................   1,975      1,523
*   Airport City, Ltd.................................   1,058     11,398
*   AudioCodes, Ltd...................................     614      1,748
    Azrieli Group.....................................     825     34,251
    Bank Hapoalim BM..................................   8,228     45,748
*   Bank Leumi Le-Israel BM...........................   8,012     34,942
    Bezeq The Israeli Telecommunication Corp., Ltd....  18,184     33,536
    Delek Automotive Systems, Ltd.....................     855      9,520
    Delek Group, Ltd..................................      45     13,289
    Elbit Systems, Ltd................................     328     27,080
    Electra, Ltd......................................      59      8,111
    Harel Insurance Investments & Financial Services,
      Ltd.............................................   4,420     21,830
    Israel Chemicals, Ltd.............................   1,084      7,502
*   Israel Discount Bank, Ltd. Class A................  20,541     41,482
    Ituran Location and Control, Ltd..................     538     13,734
*   Jerusalem Oil Exploration.........................     300     13,116
    Matrix IT, Ltd....................................   1,222      6,954
    Melisron, Ltd.....................................     118      4,278
    Menorah Mivtachim Holdings, Ltd...................     894      9,422
    Migdal Insurance & Financial Holding, Ltd.........   7,718      9,144
    Mizrahi Tefahot Bank, Ltd.........................   3,321     42,608
*   Naphtha Israel Petroleum Corp., Ltd...............   3,305     22,383
    NICE Systems, Ltd. Sponsored ADR..................     363     23,435
*   Oil Refineries, Ltd...............................   7,964      3,288
    Osem Investments, Ltd.............................     565     12,015
    Paz Oil Co., Ltd..................................     198     31,926
    Phoenix Holdings, Ltd. (The)......................   1,952      5,823
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................     280     13,360
    Shikun & Binui, Ltd...............................   5,298     12,409
*   Shufersal, Ltd....................................   4,336     11,833
*   Strauss Group, Ltd................................   1,319     20,788

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
ISRAEL -- (Continued)
*   Union Bank of Israel..............................   1,193 $  4,592
                                                               --------
TOTAL ISRAEL..........................................          553,068
                                                               --------
ITALY -- (2.9%)
    A2A SpA...........................................  16,029   20,464
    ACEA SpA..........................................   1,354   17,848
    Ansaldo STS SpA...................................   2,050   21,214
*   Arnoldo Mondadori Editore SpA.....................   1,773    2,050
    Assicurazioni Generali SpA........................   2,591   51,061
#   Astaldi SpA.......................................   1,321   12,714
    Atlantia SpA......................................   2,073   55,358
*   Autogrill SpA.....................................   3,805   34,357
    Azimut Holding SpA................................   1,510   37,716
*   Banca Carige SpA..................................   6,536   12,456
    Banca Generali SpA................................   1,007   33,107
    Banca IFIS SpA....................................     180    4,487
*   Banca Monte dei Paschi di Siena SpA...............   5,060   10,056
    Banca Popolare dell'Emilia Romagna SC.............  10,482   92,276
#*  Banca Popolare dell'Etruria e del Lazio SC........     424      203
    Banca Popolare di Milano Scarl.................... 103,079  111,495
    Banca Popolare di Sondrio SCARL...................   9,550   48,593
*   Banco Popolare SC.................................   7,578  131,209
    Brembo SpA........................................     534   24,074
    Buzzi Unicem SpA..................................   2,089   35,662
    Cementir Holding SpA..............................   2,563   17,199
    CNH Industrial NV.................................   2,621   23,522
    Credito Emiliano SpA..............................   1,807   15,233
*   Credito Valtellinese SC...........................  26,456   37,712
    Danieli & C Officine Meccaniche SpA...............     433    9,109
    De' Longhi........................................     720   17,548
    Enel Green Power SpA..............................  16,762   34,819
    Enel SpA..........................................  14,190   66,678
    Eni SpA...........................................  16,433  287,588
    Eni SpA Sponsored ADR.............................   2,146   75,110
    ERG SpA...........................................   1,082   14,000
*   Fiat Chrysler Automobiles NV(N31738102)...........   1,600   25,280
*   Fiat Chrysler Automobiles NV(BRJFWP3).............     769   12,097
*   Finmeccanica SpA..................................   6,992  100,749
#*  Geox SpA..........................................     852    3,456
*   Gruppo Editoriale L'Espresso SpA..................   3,978    4,505
    Hera SpA..........................................  12,421   31,331
*   IMMSI SpA.........................................   4,196    2,766
    Industria Macchine Automatiche SpA................     246   12,737
    Interpump Group SpA...............................   1,758   29,866
    Intesa Sanpaolo SpA...............................  67,726  260,754
    Iren SpA..........................................   8,189   11,923
    Italcementi SpA...................................   2,021   22,340
    Italmobiliare SpA.................................     246   10,127
    Luxottica Group SpA...............................      27    1,958
    Luxottica Group SpA Sponsored ADR.................     355   25,638
    MARR SpA..........................................     686   12,686
    Mediaset SpA......................................  14,069   71,240
    Mediobanca SpA....................................   9,384  102,267

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
ITALY -- (Continued)
    Mediolanum SpA....................................  2,157 $   17,268
    Parmalat SpA......................................  3,464      9,113
    Piaggio & C SpA...................................  2,131      6,785
    Pirelli & C. SpA..................................  3,639     60,167
    Prysmian SpA......................................  2,221     50,996
    Reply SpA.........................................    191     21,554
*   Safilo Group SpA..................................  1,177     14,931
#*  Saipem SpA........................................  2,009     17,532
    Salvatore Ferragamo SpA...........................    861     27,230
*   Saras SpA.........................................  3,877      8,753
    Snam SpA..........................................  8,606     42,349
    Societa Cattolica di Assicurazioni SCRL...........  4,310     35,255
    Societa Iniziative Autostradali e Servizi SpA.....  1,213     14,272
*   Telecom Italia SpA................................ 88,857    117,745
*   Telecom Italia SpA Sponsored ADR..................  8,020    105,864
    Tenaris SA........................................    331      8,325
    Terna Rete Elettrica Nazionale SpA................  8,437     39,349
    Tod's SpA.........................................    194     19,598
    UniCredit SpA..................................... 17,348    115,040
    Unione di Banche Italiane SCPA.................... 15,735    127,622
    Unipol Gruppo Finanziario SpA.....................  6,471     34,675
    UnipolSai SpA..................................... 19,389     50,382
    Vittoria Assicurazioni SpA........................    877      9,730
*   World Duty Free SpA...............................  1,015     11,356
*   Yoox SpA..........................................    729     24,635
                                                              ----------
TOTAL ITALY...........................................         3,087,164
                                                              ----------
JAPAN -- (21.8%)
    77 Bank, Ltd. (The)...............................  7,000     45,541
    ABC-Mart, Inc.....................................    100      6,004
    Accordia Golf Co., Ltd............................  2,400     25,298
    Adastria Co., Ltd.................................    300     14,497
    ADEKA Corp........................................  2,100     27,123
    Aderans Co., Ltd..................................    200      1,619
#   Advantest Corp....................................  2,200     19,228
    Aeon Co., Ltd..................................... 13,710    209,491
    Aeon Delight Co., Ltd.............................    600     19,490
    Ahresty Corp......................................    800      6,172
#   Ai Holdings Corp..................................  1,200     19,426
    Aica Kogyo Co., Ltd...............................  1,000     22,269
    Aichi Bank, Ltd. (The)............................    200     11,201
    Aichi Steel Corp..................................  4,000     17,511
    Aida Engineering, Ltd.............................    500      4,787
    Aisan Industry Co., Ltd...........................  1,300     11,961
    Aisin Seiki Co., Ltd..............................  2,000     81,078
#   Akebono Brake Industry Co., Ltd...................  6,000     18,046
    Akita Bank, Ltd. (The)............................  5,000     15,358
#   Alpen Co., Ltd....................................    700     11,048
    Alpine Electronics, Inc...........................  1,300     21,418
    Alps Electric Co., Ltd............................  1,300     40,975
    Amada Holdings Co., Ltd...........................  1,000      9,795
    Amano Corp........................................  1,700     23,649
    ANA Holdings, Inc.................................  3,000      9,553

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Anritsu Corp......................................  2,900 $ 20,765
    AOKI Holdings, Inc................................  1,200   15,493
    Aomori Bank, Ltd. (The)...........................  2,000    6,385
    Aoyama Trading Co., Ltd...........................  1,200   47,673
    Aozora Bank, Ltd..................................  4,000   15,349
    Arakawa Chemical Industries, Ltd..................    900   10,580
    Arcland Sakamoto Co., Ltd.........................    200    4,850
    Arcs Co., Ltd.....................................    800   17,530
    Asahi Diamond Industrial Co., Ltd.................  1,000    9,566
    Asahi Glass Co., Ltd..............................  9,000   52,729
#   Asahi Holdings, Inc...............................    300    4,539
    Asahi Kasei Corp.................................. 10,000   75,963
    Asatsu-DK, Inc....................................    700   15,729
    Asics Corp........................................  1,000   28,738
    Autobacs Seven Co., Ltd...........................    900   16,319
    Avex Group Holdings, Inc..........................  1,200   20,159
    Awa Bank, Ltd. (The)..............................  5,000   31,474
    Axial Retailing Inc...............................    100    3,023
    Azbil Corp........................................  1,400   33,248
#   Bank of Iwate, Ltd. (The).........................    400   17,695
    Bank of Kyoto, Ltd. (The).........................  5,000   58,956
#   Bank of Nagoya, Ltd. (The)........................  4,000   15,625
    Bank of Okinawa, Ltd. (The).......................    600   25,118
    Bank of Saga, Ltd. (The)..........................  1,000    2,378
    Bank of the Ryukyus, Ltd..........................  1,400   20,799
    Bank of Yokohama, Ltd. (The)...................... 10,000   63,540
    Benesse Holdings, Inc.............................    700   18,878
    Best Denki Co., Ltd...............................  8,100    9,799
#   Bic Camera, Inc...................................  3,100   35,121
    Bridgestone Corp..................................  2,800  105,546
#   Broadleaf Co., Ltd................................    700    6,696
    Brother Industries, Ltd...........................  2,800   38,679
    C Uyemura & Co., Ltd..............................    200   10,634
    Calbee, Inc.......................................    400   17,823
    Calsonic Kansei Corp..............................  6,000   43,766
    Canon Electronics, Inc............................    600   11,280
    Canon Marketing Japan, Inc........................  1,200   18,975
    Canon, Inc........................................    194    6,207
    Canon, Inc. Sponsored ADR.........................  2,596   82,994
    Capcom Co., Ltd...................................  1,200   26,240
#   Casio Computer Co., Ltd...........................  3,200   63,746
    Central Glass Co., Ltd............................  4,000   16,835
    Central Japan Railway Co..........................    300   52,483
    Century Tokyo Leasing Corp........................  1,300   44,101
    Chiba Bank, Ltd. (The)............................  3,000   23,904
    Chiba Kogyo Bank, Ltd. (The)......................  1,500    9,126
    Chiyoda Co., Ltd..................................    700   18,584
    Chubu Electric Power Co., Inc.....................  1,800   30,534
#   Chuetsu Pulp & Paper Co., Ltd.....................  6,000   11,032
    Chugoku Bank, Ltd. (The)..........................  3,300   51,546
    Chugoku Electric Power Co., Inc. (The)............  1,200   17,946
    Chugoku Marine Paints, Ltd........................  2,000   14,477
    Chukyo Bank, Ltd. (The)...........................  7,000   13,440

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Citizen Holdings Co., Ltd.........................  2,500 $16,678
    CKD Corp..........................................  2,200  21,798
    CMK Corp..........................................  2,100   5,094
    Coca-Cola East Japan Co., Ltd.....................  1,527  28,097
    Coca-Cola West Co., Ltd...........................  1,500  30,214
#   Colowide Co., Ltd.................................    700  10,943
    COMSYS Holdings Corp..............................  1,600  24,256
*   Cosmo Oil Co., Ltd................................ 15,000  24,292
    Dai Nippon Printing Co., Ltd......................  4,000  44,384
    Dai-ichi Life Insurance Co., Ltd. (The)...........  4,300  87,343
    Daibiru Corp......................................  1,500  13,695
    Daicel Corp.......................................  3,100  42,018
    Daido Steel Co., Ltd..............................  7,000  26,548
    Daifuku Co., Ltd..................................  2,000  28,896
#   Daihatsu Motor Co., Ltd...........................  2,100  29,824
    Daihen Corp.......................................  3,000  13,977
    Daiichikosho Co., Ltd.............................    400  15,728
    Daikin Industries, Ltd............................    700  45,239
    Daikyo, Inc.......................................  5,000   8,469
    Daio Paper Corp...................................  3,000  34,151
    Daisan Bank, Ltd. (The)...........................  7,000  11,179
    Daiseki Co., Ltd..................................    200   3,830
    Daishi Bank, Ltd. (The)...........................  8,000  34,502
    Daito Trust Construction Co., Ltd.................    300  31,681
    Daiwa House Industry Co., Ltd.....................  3,000  74,617
    Daiwa Securities Group, Inc.......................  4,000  31,082
    Daiwabo Holdings Co., Ltd.........................  8,000  15,098
    DCM Holdings Co., Ltd.............................  1,800  16,385
#   Dena Co., Ltd.....................................  2,900  57,613
    Denki Kagaku Kogyo K.K............................ 11,000  45,744
    Denso Corp........................................  1,100  54,522
    Dentsu, Inc.......................................    800  45,273
    DIC Corp.......................................... 14,000  32,945
    Disco Corp........................................    400  30,908
    DMG Mori Co., Ltd.................................  1,100  16,941
    Don Quijote Holdings Co., Ltd.....................    600  25,578
    Doutor Nichires Holdings Co., Ltd.................    400   6,435
    Dowa Holdings Co., Ltd............................  2,000  19,003
    Dr Ci:Labo Co., Ltd...............................  1,000  18,324
    DTS Corp..........................................    900  20,098
    Dunlop Sports Co., Ltd............................  1,100  10,602
    Eagle Industry Co., Ltd...........................  1,300  26,179
    East Japan Railway Co.............................    600  59,188
    Ebara Corp........................................  5,000  22,687
#   EDION Corp........................................  1,800  11,883
#   Ehime Bank, Ltd. (The)............................  6,000  12,869
    Eighteenth Bank, Ltd. (The).......................  4,000  11,827
    Eizo Corp.........................................    500  11,389
    Electric Power Development Co., Ltd...............    600  20,737
    Enplas Corp.......................................    500  20,144
    Exedy Corp........................................  1,000  24,717
    FamilyMart Co., Ltd...............................    600  28,997
    FANUC Corp........................................    300  50,036

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Fast Retailing Co., Ltd...........................    100 $49,470
#   FCC Co., Ltd......................................  1,000  15,710
*   Felissimo Corp....................................    400   4,102
    FIDEA Holdings Co., Ltd...........................  5,200  11,150
    Foster Electric Co., Ltd..........................    500  10,274
    FP Corp...........................................    500  16,125
    France Bed Holdings Co., Ltd......................  6,000   9,241
    Fudo Tetra Corp...................................  9,100  14,226
    Fuji Electric Co., Ltd............................  6,000  24,805
    Fuji Heavy Industries, Ltd........................  1,000  36,948
    Fuji Kyuko Co., Ltd...............................  1,000   9,984
    Fuji Oil Co., Ltd.(6356848).......................  1,100  18,432
    Fuji Oil Co., Ltd.(6581361).......................  2,200   8,285
    Fuji Seal International, Inc......................    400  12,370
    Fuji Soft, Inc....................................    600  12,537
    Fujibo Holdings, Inc..............................  5,000   9,635
    FUJIFILM Holdings Corp............................  1,300  51,556
    Fujikura, Ltd.....................................  7,000  37,056
    Fujimori Kogyo Co., Ltd...........................    300   8,401
    Fujitec Co., Ltd..................................  1,400  14,501
    Fujitsu General, Ltd..............................  1,000  14,190
    Fujitsu, Ltd......................................  7,000  36,722
    Fukui Bank, Ltd. (The)............................  7,000  15,017
    Fukuoka Financial Group, Inc......................  3,000  15,418
#   Fukuyama Transporting Co., Ltd....................  5,000  25,686
    Furukawa Electric Co., Ltd........................ 18,000  29,874
    Futaba Industrial Co., Ltd........................    900   3,808
    Geo Holdings Corp.................................    900  12,393
    Glory, Ltd........................................  1,000  29,077
    GMO internet, Inc.................................  2,700  45,069
    Godo Steel, Ltd...................................  6,000  10,881
    Goldcrest Co., Ltd................................  1,200  24,572
#   Gree, Inc.........................................  2,900  17,056
    GS Yuasa Corp.....................................  9,000  35,913
#   Gulliver International Co., Ltd...................  1,200  11,895
#   GungHo Online Entertainment, Inc..................  3,500  11,615
    Gunma Bank, Ltd. (The)............................  9,000  66,883
    Gunze, Ltd........................................  5,000  13,587
    Gurunavi, Inc.....................................    700  11,163
    H2O Retailing Corp................................  2,945  61,462
    Hachijuni Bank, Ltd. (The)........................  7,000  54,325
    Hakuhodo DY Holdings, Inc.........................  2,200  24,581
    Hankyu Hanshin Holdings, Inc...................... 12,000  75,804
    Hanwa Co., Ltd....................................  4,000  17,372
    Haseko Corp.......................................  2,200  27,858
    Hazama Ando Corp..................................  4,200  22,246
    Heiwa Corp........................................    800  17,568
    Heiwa Real Estate Co., Ltd........................  1,300  18,758
    Heiwado Co., Ltd..................................  1,200  25,949
    Higashi-Nippon Bank, Ltd. (The)...................  6,000  22,490
    Higo Bank, Ltd. (The).............................  3,000  18,518
    Hikari Tsushin, Inc...............................    200  13,962
    Hino Motors, Ltd..................................  1,000  12,941

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Hiroshima Bank, Ltd. (The)........................ 11,000 $ 64,464
    Hitachi Capital Corp..............................  1,300   35,312
    Hitachi Chemical Co., Ltd.........................  1,300   22,988
    Hitachi Construction Machinery Co., Ltd...........  1,500   24,940
    Hitachi High-Technologies Corp....................    400    9,323
    Hitachi Koki Co., Ltd.............................    600    4,858
#   Hitachi Kokusai Electric, Inc.....................  2,000   26,965
    Hitachi Metals, Ltd...............................  2,000   29,734
    Hitachi Transport System, Ltd.....................  1,100   19,829
    Hitachi Zosen Corp................................  3,800   20,001
    Hitachi, Ltd...................................... 41,000  265,630
*   Hokkaido Electric Power Co., Inc..................  1,600   19,295
    Hokkan Holdings, Ltd..............................  5,000   11,577
    Hokkoku Bank, Ltd. (The)..........................  7,000   25,501
    Hokuetsu Bank, Ltd. (The).........................  4,000    8,063
    Hokuetsu Industries Co., Ltd......................    200    1,438
    Hokuetsu Kishu Paper Co., Ltd.....................  3,600   21,498
    Hokuhoku Financial Group, Inc..................... 25,000   59,024
    Hokuriku Electric Power Co........................  1,800   27,670
    Hokuto Corp.......................................  1,400   27,972
    Honda Motor Co., Ltd..............................  9,500  319,176
    Honda Motor Co., Ltd. Sponsored ADR...............  3,554  120,694
    House Foods Group, Inc............................  1,900   38,392
    Hyakugo Bank, Ltd. (The)..........................  4,000   19,088
    Hyakujushi Bank, Ltd. (The).......................  4,000   13,447
    Ibiden Co., Ltd...................................  2,800   46,292
    Ichiyoshi Securities Co., Ltd.....................  2,000   18,330
    Idec Corp.........................................  1,300   11,160
    Idemitsu Kosan Co., Ltd...........................  2,500   45,952
    IHI Corp..........................................  7,000   27,820
    Iida Group Holdings Co., Ltd......................  1,624   28,505
    Iino Kaiun Kaisha, Ltd............................  2,500   12,031
    Inaba Denki Sangyo Co., Ltd.......................    600   20,437
    Inabata & Co., Ltd................................    300    3,202
    Inageya Co., Ltd..................................  2,000   23,686
    Internet Initiative Japan, Inc....................    700   13,391
#   Iseki & Co., Ltd..................................  5,000    9,154
    Isetan Mitsukoshi Holdings, Ltd...................  4,340   78,951
*   Ishihara Sangyo Kaisha, Ltd....................... 13,000   12,049
    Isuzu Motors, Ltd.................................  2,000   27,684
    IT Holdings Corp..................................  1,200   27,481
    Ito En, Ltd.......................................  1,000   23,245
    ITOCHU Corp.......................................  5,300   64,882
    Itochu Enex Co., Ltd..............................  1,800   17,649
    Itochu Techno-Solutions Corp......................    800   18,678
    Itoham Foods, Inc.................................  5,000   27,707
    IwaiCosmo Holdings, Inc...........................    900   11,696
    Iwatani Corp......................................  7,000   42,830
    Iyo Bank, Ltd. (The)..............................  4,300   54,670
    J Front Retailing Co., Ltd........................  3,400   63,875
    J-Oil Mills, Inc..................................  3,000   10,166
    Japan Exchange Group, Inc.........................  1,500   52,212
    Japan Pulp & Paper Co., Ltd.......................  5,000   14,125

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Japan Steel Works, Ltd. (The).....................  8,000 $ 29,668
    Japan Wool Textile Co., Ltd. (The)................  2,000   15,757
    JFE Holdings, Inc.................................  2,000   37,452
    JGC Corp..........................................  2,000   34,156
    Jin Co., Ltd......................................    500   24,355
    Joshin Denki Co., Ltd.............................  1,000    7,896
    Joyo Bank, Ltd. (The).............................  6,000   35,487
    JSR Corp..........................................  2,100   34,945
    JTEKT Corp........................................  3,200   55,258
    Juroku Bank, Ltd. (The)...........................  6,000   24,616
    JVC Kenwood Corp..................................  1,500    3,520
    JX Holdings, Inc.................................. 16,790   71,572
#   K's Holdings Corp.................................    700   22,256
*   Kadokawa Dwango...................................    934   11,135
    Kaga Electronics Co., Ltd.........................  1,200   15,385
    Kagoshima Bank, Ltd. (The)........................  3,000   20,509
    Kajima Corp.......................................  6,000   29,784
    Kakaku.com, Inc...................................  1,200   19,074
    Kameda Seika Co., Ltd.............................    300   12,570
    Kamigumi Co., Ltd.................................  4,000   37,623
    Kanamoto Co., Ltd.................................    600   14,555
    Kandenko Co., Ltd.................................  4,000   26,210
    Kaneka Corp.......................................  8,000   57,720
    Kanematsu Corp.................................... 12,000   21,874
*   Kansai Electric Power Co., Inc. (The).............  3,300   44,746
    Kansai Paint Co., Ltd.............................  1,000   16,277
    Kao Corp..........................................  1,000   50,697
    Kato Works Co., Ltd...............................  2,000   11,722
    Kawasaki Heavy Industries, Ltd....................  5,000   21,915
    Kawasaki Kisen Kaisha, Ltd........................ 14,000   31,255
    KDDI Corp.........................................  6,900  175,164
    Keihan Electric Railway Co., Ltd..................  8,000   52,249
    Keihin Corp.......................................  1,100   15,622
    Keikyu Corp.......................................  3,000   24,677
    Keio Corp.........................................  3,000   24,960
    Keisei Electric Railway Co., Ltd..................  2,000   24,380
    Keiyo Bank, Ltd. (The)............................  6,000   30,276
    Kewpie Corp.......................................  2,200   49,743
    KEY Coffee, Inc...................................    300    5,219
    Kintetsu Group Holdings Co., Ltd..................  7,000   24,936
    Kintetsu World Express, Inc.......................    300   13,334
    Kitz Corp.........................................  3,000   13,708
    Kiyo Bank, Ltd. (The).............................  1,500   21,921
    Koa Corp..........................................  1,400   12,723
    Kobe Steel, Ltd................................... 58,000   89,714
    Kohnan Shoji Co., Ltd.............................  1,300   17,664
    Koito Manufacturing Co., Ltd......................  1,000   39,286
    Kokuyo Co., Ltd...................................  2,300   23,888
    Komatsu, Ltd......................................  5,100   94,243
    Komeri Co., Ltd...................................    500   12,057
    Konami Corp.......................................  1,400   29,197
    Konica Minolta, Inc...............................  7,300   90,981
#   Konishi Co., Ltd..................................    600   11,409

                                     1000

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Kose Corp.........................................    200 $ 19,433
    Kubota Corp. Sponsored ADR........................    500   42,800
    Kurabo Industries, Ltd............................  8,000   16,761
    Kuraray Co., Ltd..................................  2,000   23,578
#   Kureha Corp.......................................  5,000   18,873
#   Kurimoto, Ltd.....................................  1,000    2,024
    Kurita Water Industries, Ltd......................  2,100   45,893
    Kuroda Electric Co., Ltd..........................  1,300   24,798
    KYB Co., Ltd......................................  4,000   13,600
    Kyocera Corp. Sponsored ADR.......................  1,196   61,498
#   Kyokuto Kaihatsu Kogyo Co., Ltd...................  1,100   11,878
    Kyokuto Securities Co., Ltd.......................    700   10,237
    Kyoritsu Maintenance Co., Ltd.....................    240   17,021
    Kyowa Exeo Corp...................................  2,000   24,350
*   Kyushu Electric Power Co., Inc....................  1,800   25,507
    Lasertec Corp.....................................    800   10,113
    Lawson, Inc.......................................    300   22,314
*   Leopalace21 Corp..................................  4,000   21,873
    Life Corp.........................................    200    6,104
    Lintec Corp.......................................  1,100   23,742
#   Lion Corp.........................................  4,000   34,392
    LIXIL Group Corp..................................  1,700   34,082
    Maeda Corp........................................  1,000    6,769
    Maeda Road Construction Co., Ltd..................  2,000   36,735
#   Makino Milling Machine Co., Ltd...................  2,000   17,409
    Makita Corp.......................................    500   27,604
    Marubeni Corp.....................................  8,800   48,906
    Maruha Nichiro Corp...............................  1,200   19,712
    Marui Group Co., Ltd..............................  4,900   68,510
    Marusan Securities Co., Ltd.......................  2,100   23,478
    Max Co., Ltd......................................  1,000   10,809
    Mazda Motor Corp..................................  1,799   35,288
    Megmilk Snow Brand Co., Ltd.......................  1,400   21,979
    Meidensha Corp....................................  3,000   10,057
    Meitec Corp.......................................    400   15,785
#   Michinoku Bank, Ltd. (The)........................  2,000    3,517
#   Micronics Japan Co., Ltd..........................    400    8,734
    Milbon Co., Ltd...................................    300   11,861
    Mimasu Semiconductor Industry Co., Ltd............    500    4,471
    Minebea Co., Ltd..................................  1,000   15,639
    Ministop Co., Ltd.................................    800   16,570
    Mirait Holdings Corp..............................  2,000   22,949
    Misawa Homes Co., Ltd.............................  1,200    9,744
    MISUMI Group, Inc.................................  3,600   44,452
    Mito Securities Co., Ltd..........................  3,000   10,784
    Mitsuba Corp......................................  1,900   42,035
    Mitsubishi Corp...................................  4,800  103,569
    Mitsubishi Electric Corp..........................  7,000   75,182
    Mitsubishi Estate Co., Ltd........................  2,000   44,415
    Mitsubishi Gas Chemical Co., Inc..................  6,000   33,284
    Mitsubishi Heavy Industries, Ltd.................. 22,598  119,479
    Mitsubishi Logistics Corp.........................  3,000   43,587
    Mitsubishi Materials Corp......................... 15,000   54,301

                                     1001

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Mitsubishi Motors Corp............................   3,700 $ 31,454
    Mitsubishi Nichiyu Forklift Co., Ltd..............   2,000    9,543
*   Mitsubishi Paper Mills, Ltd.......................  10,000    7,260
    Mitsubishi Pencil Co., Ltd........................     600   29,609
    Mitsubishi Shokuhin Co., Ltd......................     400    8,871
    Mitsubishi Steel Manufacturing Co., Ltd...........   2,000    4,097
    Mitsubishi UFJ Financial Group, Inc...............  61,870  450,233
    Mitsuboshi Belting Co., Ltd.......................   2,000   15,910
    Mitsui & Co., Ltd.................................   5,500   71,364
    Mitsui Chemicals, Inc.............................  18,000   67,419
    Mitsui Engineering & Shipbuilding Co., Ltd........  18,000   31,340
    Mitsui Fudosan Co., Ltd...........................   2,000   56,891
    Mitsui High-Tec, Inc..............................   2,000   12,624
    Mitsui Mining & Smelting Co., Ltd.................  14,000   34,420
#   Mitsui OSK Lines, Ltd.............................   6,000   17,995
    Mitsui Sugar Co., Ltd.............................   3,000   12,950
    Mitsui-Soko Holdings Co., Ltd.....................   2,000    6,517
    Miyazaki Bank, Ltd. (The).........................   5,000   16,166
    Mizuho Financial Group, Inc....................... 146,100  318,572
    Mizuno Corp.......................................   4,000   19,167
    Monex Group, Inc..................................   6,900   18,697
    Morinaga & Co., Ltd...............................   6,000   26,163
    Morinaga Milk Industry Co., Ltd...................   4,000   16,355
#   Morita Holdings Corp..............................   1,000   10,025
    MS&AD Insurance Group Holdings, Inc...............   2,764   87,045
    Murata Manufacturing Co., Ltd.....................     400   59,261
    Musashi Seimitsu Industry Co., Ltd................     900   16,387
    Musashino Bank, Ltd. (The)........................     600   23,738
    Nabtesco Corp.....................................   1,200   26,351
    Nachi-Fujikoshi Corp..............................   6,000   29,936
    Nagase & Co., Ltd.................................   3,400   43,358
    Nagoya Railroad Co., Ltd..........................   3,000   11,265
    Nankai Electric Railway Co., Ltd..................   7,000   35,216
    Nanto Bank, Ltd. (The)............................   5,000   16,841
    NEC Corp..........................................  49,000  156,498
    NEC Networks & System Integration Corp............     600   12,569
    NET One Systems Co., Ltd..........................   1,400    8,600
    Neturen Co., Ltd..................................   1,500   10,318
    Nexon Co., Ltd....................................   2,200   30,124
#   NGK Spark Plug Co., Ltd...........................     800   21,177
    NH Foods, Ltd.....................................   2,000   48,611
    NHK Spring Co., Ltd...............................   2,000   21,184
    Nichias Corp......................................   3,000   17,587
    Nichicon Corp.....................................   2,400   17,536
    Nichiha Corp......................................     900   13,407
    Nichirei Corp.....................................   6,000   39,145
    Nidec Corp........................................     200   17,881
    Nifco, Inc........................................     900   38,886
    NIFTY Corp........................................     500    5,689
#   Nihon Dempa Kogyo Co., Ltd........................     400    2,892
    Nihon M&A Center, Inc.............................   1,000   41,175
#   Nihon Nohyaku Co., Ltd............................   1,000    9,215
    Nihon Parkerizing Co., Ltd........................   2,000   18,542

                                     1002

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Nihon Unisys, Ltd.................................  1,200 $ 12,797
#   Nikon Corp........................................  3,000   35,684
    Nippo Corp........................................  1,000   17,591
    Nippon Beet Sugar Manufacturing Co., Ltd..........  9,000   15,025
    Nippon Chemi-Con Corp.............................  3,000    8,140
    Nippon Concrete Industries Co., Ltd...............  1,100    4,522
    Nippon Denko Co., Ltd.............................  4,000    9,124
    Nippon Densetsu Kogyo Co., Ltd....................  2,000   35,708
    Nippon Electric Glass Co., Ltd....................  8,000   38,818
    Nippon Express Co., Ltd...........................  9,000   47,576
    Nippon Flour Mills Co., Ltd.......................  3,000   19,958
    Nippon Gas Co., Ltd...............................  1,100   36,455
    Nippon Koei Co., Ltd..............................  1,000    3,693
    Nippon Konpo Unyu Soko Co., Ltd...................  1,700   29,392
    Nippon Light Metal Holdings Co., Ltd.............. 10,000   16,601
    Nippon Paper Industries Co., Ltd..................  2,300   37,738
    Nippon Pillar Packing Co., Ltd....................    300    2,637
    Nippon Road Co., Ltd. (The).......................  2,000   10,106
*   Nippon Sheet Glass Co., Ltd....................... 20,000   20,626
    Nippon Shokubai Co., Ltd..........................  2,000   29,537
    Nippon Signal Co., Ltd............................  1,500   15,877
    Nippon Soda Co., Ltd..............................  5,000   29,893
    Nippon Steel & Sumitomo Metal Corp................ 58,675  138,595
    Nippon Suisan Kaisha, Ltd.........................  5,500   17,327
    Nippon Synthetic Chemical Industry Co.,
       Ltd. (The).....................................  2,000   12,648
    Nippon Telegraph & Telephone Corp.................  1,000   38,513
    Nippon Telegraph & Telephone Corp. ADR............    777   30,016
    Nippon Thompson Co., Ltd..........................  3,000   14,799
    Nippon Valqua Industries, Ltd.....................  4,000   10,447
#*  Nippon Yakin Kogyo Co., Ltd.......................  2,500    4,396
    Nippon Yusen K.K.................................. 17,000   46,471
    Nishi-Nippon City Bank, Ltd. (The)................ 15,000   45,553
    Nishi-Nippon Railroad Co., Ltd....................  6,000   29,674
    Nishimatsu Construction Co., Ltd..................  7,000   25,556
    Nissan Chemical Industries, Ltd...................  1,400   30,702
    Nissan Motor Co., Ltd............................. 24,200  230,251
    Nissan Shatai Co., Ltd............................  1,500   19,011
    Nissha Printing Co., Ltd..........................    600   10,701
    Nisshin Oillio Group, Ltd. (The)..................  5,000   21,606
    Nisshin Seifun Group, Inc.........................  2,255   32,320
    Nisshin Steel Co., Ltd............................  2,100   24,294
    Nisshinbo Holdings, Inc...........................  2,000   22,156
    Nissin Electric Co., Ltd..........................    900    5,392
    Nissin Kogyo Co., Ltd.............................  1,000   15,667
    Nitta Corp........................................    500   12,797
    Nittetsu Mining Co., Ltd..........................  3,000   14,103
    Nitto Denko Corp..................................    900   68,115
    Nitto Kogyo Corp..................................  1,000   22,084
    NOF Corp..........................................  3,000   24,843
    Nojima Corp.......................................    100    1,127
    NOK Corp..........................................    200    5,858
    Nomura Holdings, Inc.............................. 10,800   77,338
    Nomura Holdings, Inc. ADR.........................  3,400   24,480

                                     1003

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Nomura Real Estate Holdings, Inc..................  1,800 $ 35,895
    Nomura Research Institute, Ltd....................    600   24,610
    Noritake Co., Ltd.................................  5,000   11,692
    Noritz Corp.......................................    700   11,505
    North Pacific Bank, Ltd...........................  8,000   35,137
    NS Solutions Corp.................................    400   15,773
    NSK, Ltd..........................................  2,900   37,423
    NTN Corp.......................................... 12,000   68,140
    NTT Data Corp.....................................    900   43,001
    NTT DOCOMO, Inc................................... 11,100  234,380
    NTT Urban Development Corp........................  2,100   20,640
    Obara Group, Inc..................................    100    4,649
    Obayashi Corp.....................................  4,000   30,785
    Obic Co., Ltd.....................................    800   37,956
    Odakyu Electric Railway Co., Ltd..................  2,000   20,004
    Ogaki Kyoritsu Bank, Ltd. (The)................... 10,000   35,791
    Ohsho Food Service Corp...........................    400   13,416
    Oiles Corp........................................  1,440   23,324
    Oita Bank, Ltd. (The).............................  4,000   17,250
    Oji Holdings Corp.................................  6,000   26,234
    Okabe Co., Ltd....................................  1,100    8,796
    Okamura Corp......................................  2,000   17,788
    Oki Electric Industry Co., Ltd.................... 15,000   30,829
    Okinawa Electric Power Co., Inc. (The)............    600   14,992
    OKUMA Corp........................................  3,000   29,076
    Okumura Corp......................................  4,000   19,823
    Omron Corp........................................    900   35,265
    Onward Holdings Co., Ltd..........................  4,000   25,924
    Oracle Corp. Japan................................    600   25,251
    Oriental Land Co., Ltd............................    400   25,371
    Osaka Gas Co., Ltd................................  8,000   31,988
    OSG Corp..........................................    700   14,913
    Pacific Industrial Co., Ltd.......................    600    5,859
#*  Pacific Metals Co., Ltd...........................  6,000   18,188
    Pal Co., Ltd......................................    200    6,311
    Paltac Corp.......................................    300    5,839
    PanaHome Corp.....................................  2,000   12,586
    Panasonic Corp....................................  9,000  105,159
    Parco Co., Ltd....................................    300    2,982
    Park24 Co., Ltd...................................    600   10,910
    Penta-Ocean Construction Co., Ltd.................  7,000   28,651
    Pigeon Corp.......................................  1,800   54,732
    Pilot Corp........................................    800   31,249
    Piolax, Inc.......................................    300   15,460
#*  Pioneer Corp......................................  2,500    4,676
    Pola Orbis Holdings, Inc..........................    300   18,328
    Press Kogyo Co., Ltd..............................  4,000   17,469
    Pressance Corp....................................    300   10,630
    Prima Meat Packers, Ltd...........................  5,000   16,404
    Raito Kogyo Co., Ltd..............................  2,500   18,679
    Rakuten, Inc......................................  2,100   33,747
    Relo Holdings, Inc................................    400   42,956
    Rengo Co., Ltd....................................  4,000   15,487

                                     1004

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#*  Renown, Inc.......................................  2,700 $  4,006
    Resona Holdings, Inc.............................. 15,200   83,565
    Resorttrust, Inc..................................    900   22,241
    Ricoh Co., Ltd.................................... 12,100  119,375
    Ricoh Leasing Co., Ltd............................    500   15,927
    Riken Corp........................................  4,000   15,125
    Riso Kagaku Corp..................................  1,200   22,867
    Rock Field Co., Ltd...............................    600   15,615
    Roland DG Corp....................................    400    9,803
    Round One Corp....................................    900    4,427
    Ryosan Co., Ltd...................................  1,000   25,833
    Saibu Gas Co., Ltd................................  6,000   14,223
    Saizeriya Co., Ltd................................  1,200   27,930
    Sakai Chemical Industry Co., Ltd..................  3,000    9,748
    Sakata Seed Corp..................................  1,200   22,102
    San-A Co., Ltd....................................    100    5,181
    San-Ai Oil Co., Ltd...............................  2,000   13,962
    San-In Godo Bank, Ltd. (The)......................  3,000   30,362
    Sanden Holdings Corp..............................  4,000   17,059
    Sangetsu Co., Ltd.................................  1,000   16,477
    Sankyo Co., Ltd...................................    400   15,172
    Sankyo Tateyama, Inc..............................    900   13,316
    Sankyu, Inc.......................................  4,000   22,702
#   Sanrio Co., Ltd...................................    500   13,895
    Sanshin Electronics Co., Ltd......................  1,500   16,212
    Sanwa Holdings Corp...............................  4,000   30,303
    Sanyo Chemical Industries, Ltd....................  2,000   14,506
    Sanyo Shokai, Ltd.................................  5,000   13,706
    Sanyo Special Steel Co., Ltd......................  3,000   13,192
    Sawada Holdings Co., Ltd..........................  1,400   14,004
    SBI Holdings, Inc.................................  4,470   62,073
    Scroll Corp.......................................  2,100    6,310
    SCSK Corp.........................................  1,000   35,784
    Sega Sammy Holdings, Inc..........................  2,000   24,952
    Seiko Epson Corp..................................    600   10,601
#   Seiko Holdings Corp...............................  6,000   32,111
    Seino Holdings Co., Ltd...........................  4,000   46,006
    Seiren Co., Ltd...................................    400    3,959
    Sekisui Chemical Co., Ltd.........................  4,000   44,380
    Sekisui House, Ltd................................  2,700   40,109
#   Senko Co., Ltd....................................  5,000   33,049
    Senshu Ikeda Holdings, Inc........................  3,000   13,681
#   Senshukai Co., Ltd................................  1,200    7,859
    Seria Co., Ltd....................................    400   18,046
    Seven & I Holdings Co., Ltd.......................  2,600  119,967
    Seven Bank, Ltd...................................  5,200   24,766
#*  Sharp Corp........................................ 24,000   31,757
    Shiga Bank, Ltd. (The)............................  7,000   37,253
    Shikoku Bank, Ltd. (The)..........................  5,000   10,800
    Shikoku Electric Power Co., Inc...................  1,900   31,974
    Shima Seiki Manufacturing, Ltd....................    400    6,228
    Shimachu Co., Ltd.................................  1,000   27,718
    Shimamura Co., Ltd................................    300   30,954

                                     1005

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Shimano, Inc......................................    300 $ 41,590
    Shimizu Corp......................................  6,000   52,620
    Shin-Etsu Chemical Co., Ltd.......................  1,000   59,800
    Shindengen Electric Manufacturing Co., Ltd........  3,000   13,920
    Shinko Electric Industries Co., Ltd...............  2,300   17,159
    Shinko Plantech Co., Ltd..........................  1,300   10,727
    Shinko Shoji Co., Ltd.............................    900    9,350
    Shinmaywa Industries, Ltd.........................  4,000   40,487
    Shiseido Co., Ltd.................................  2,500   60,471
    Shizuoka Bank, Ltd. (The).........................  4,000   45,182
    Shizuoka Gas Co., Ltd.............................  2,100   15,048
#   Shoko Co., Ltd....................................  5,000    4,556
    Showa Corp........................................    800    7,366
    Showa Denko KK.................................... 38,000   46,843
    Showa Shell Sekiyu K.K............................  4,800   45,075
    Sintokogio, Ltd...................................  1,500   12,866
    SKY Perfect JSAT Holdings, Inc....................  3,500   17,569
    SMC Corp..........................................    100   25,332
    SMK Corp..........................................  3,000   13,768
    Sodick Co., Ltd...................................  1,500   11,376
    SoftBank Group Corp...............................  2,761  152,612
    Sojitz Corp....................................... 27,200   62,757
    Sompo Japan Nipponkoa Holdings, Inc...............    500   17,616
*   Sony Corp.........................................  3,300   93,543
*   Sony Corp. Sponsored ADR..........................  2,210   62,653
    Sony Financial Holdings, Inc......................  1,400   26,762
    Sotetsu Holdings, Inc.............................  6,000   35,343
    Square Enix Holdings Co., Ltd.....................  1,000   25,151
    St Marc Holdings Co., Ltd.........................    800   27,844
    Stanley Electric Co., Ltd.........................  1,300   27,752
    Star Micronics Co., Ltd...........................    700   10,716
    Start Today Co., Ltd..............................    700   22,405
    Starts Corp., Inc.................................  1,000   17,164
    Sumco Corp........................................  1,100   10,983
    Sumitomo Bakelite Co., Ltd........................  5,000   20,917
    Sumitomo Corp.....................................  2,200   24,975
    Sumitomo Electric Industries, Ltd.................  4,400   65,625
    Sumitomo Forestry Co., Ltd........................  3,600   42,693
    Sumitomo Heavy Industries, Ltd....................  7,000   35,329
    Sumitomo Metal Mining Co., Ltd....................  4,000   53,781
#   Sumitomo Mitsui Construction Co., Ltd.............  8,100   10,181
    Sumitomo Mitsui Financial Group, Inc..............  7,564  341,091
    Sumitomo Mitsui Trust Holdings, Inc............... 14,940   69,391
    Sumitomo Osaka Cement Co., Ltd.................... 11,000   41,242
    Sumitomo Realty & Development Co., Ltd............  1,000   35,078
    Sumitomo Riko Co, Ltd.............................    500    4,031
    Sumitomo Rubber Industries, Ltd...................  1,800   27,122
#   Sumitomo Seika Chemicals Co., Ltd.................  1,000    6,844
    Sumitomo Warehouse Co., Ltd. (The)................  4,000   21,610
    Sun Frontier Fudousan Co., Ltd....................  1,200    9,699
    Suruga Bank, Ltd..................................  1,300   27,915
    Suzuki Motor Corp.................................  2,300   80,068
*   SWCC Showa Holdings Co., Ltd...................... 14,000   10,271

                                     1006

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    T Hasegawa Co., Ltd...............................    800 $11,642
    T&D Holdings, Inc.................................  6,400  97,458
    Tachi-S Co., Ltd..................................  1,000  13,845
    Tadano, Ltd.......................................  2,000  32,224
    Taiheiyo Cement Corp.............................. 12,000  39,564
    Taiho Kogyo Co., Ltd..............................  1,300  16,850
#   Taikisha, Ltd.....................................    500  11,121
    Taisei Corp.......................................  1,000   5,876
    Taiyo Nippon Sanso Corp...........................    900  10,571
    Taiyo Yuden Co., Ltd..............................  2,000  25,054
    Takara Leben Co., Ltd.............................  1,100   5,828
    Takara Standard Co., Ltd..........................  2,000  14,013
    Takasago International Corp.......................  1,000   4,429
    Takasago Thermal Engineering Co., Ltd.............  1,900  25,269
    Takashimaya Co., Ltd..............................  3,000  28,698
#*  Takata Corp.......................................  1,000  10,118
    Takeuchi Manufacturing Co., Ltd...................    300  18,432
    Takuma Co., Ltd...................................  4,000  26,053
    TDK Corp..........................................    700  48,947
    TDK Corp. Sponsored ADR...........................    400  28,376
    Teijin, Ltd....................................... 19,000  69,344
    THK Co., Ltd......................................    900  17,435
    Toa Corp..........................................  6,000  10,154
    TOA ROAD Corp.....................................  3,000  11,198
    Toagosei Co., Ltd.................................  3,000  23,302
#*  Tobishima Corp....................................  5,000   8,139
    Tobu Railway Co., Ltd.............................  3,000  14,424
    TOC Co., Ltd......................................  1,200   7,622
    Tochigi Bank, Ltd. (The)..........................  4,000  22,180
    Toda Corp.........................................  6,000  27,468
    Toei Co., Ltd.....................................  1,000   7,159
    Toho Bank, Ltd. (The).............................  5,000  21,928
    Toho Gas Co., Ltd.................................  5,000  29,870
    Toho Zinc Co., Ltd................................  3,000   8,470
    Tohoku Electric Power Co., Inc....................  2,400  35,191
    Tokai Carbon Co., Ltd.............................  7,000  20,356
    TOKAI Holdings Corp...............................    700   2,907
    Tokai Rika Co., Ltd...............................    900  22,613
    Token Corp........................................    270  17,655
    Tokio Marine Holdings, Inc........................  2,400  99,943
#*  Tokuyama Corp.....................................  8,000  14,577
    Tokyo Dome Corp...................................  3,000  12,622
*   Tokyo Electric Power Co., Inc.....................  6,200  44,475
    Tokyo Electron, Ltd...............................  1,500  82,809
    Tokyo Gas Co., Ltd................................  5,000  26,996
    Tokyo Seimitsu Co., Ltd...........................    700  13,889
    Tokyo Steel Manufacturing Co., Ltd................  3,700  25,355
    Tokyo Tatemono Co., Ltd...........................  2,000  27,987
    Tokyo TY Financial Group, Inc.....................    259   8,224
    Tokyu Corp........................................  4,000  29,396
    Tokyu Fudosan Holdings Corp.......................  1,700  12,826
    TOMONY Holdings, Inc..............................  3,900  17,284
#   Tomy Co., Ltd.....................................  2,600  14,334

                                     1007

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    TonenGeneral Sekiyu K.K...........................  2,000 $ 19,997
    Toppan Forms Co., Ltd.............................  2,100   28,485
    Toppan Printing Co., Ltd..........................  3,000   26,070
    Topre Corp........................................  1,400   27,110
    Topy Industries, Ltd..............................  7,000   16,472
    Toray Industries, Inc.............................  9,000   71,616
    Toshiba Corp...................................... 28,000   85,582
    Toshiba Machine Co., Ltd..........................  3,000   11,629
    Toshiba Plant Systems & Services Corp.............    800    9,420
    Toshiba TEC Corp..................................  4,000   20,975
    Tosoh Corp........................................ 12,000   62,557
    Totetsu Kogyo Co., Ltd............................  1,000   19,657
    TOTO, Ltd.........................................  2,000   32,554
    Towa Bank, Ltd. (The)............................. 18,000   17,119
#   Toyo Engineering Corp.............................  4,000   10,226
    Toyo Ink SC Holdings Co., Ltd.....................  6,000   23,889
    Toyo Kanetsu K.K..................................  5,000    9,069
    Toyo Kohan Co., Ltd...............................  4,000   18,103
    Toyo Seikan Group Holdings, Ltd...................  3,000   46,746
    Toyo Suisan Kaisha, Ltd...........................    200    7,557
    Toyo Tire & Rubber Co., Ltd.......................  2,000   43,833
    Toyobo Co., Ltd................................... 19,000   28,335
    Toyoda Gosei Co., Ltd.............................  1,600   35,354
    Toyota Boshoku Corp...............................  1,100   19,949
    Toyota Motor Corp................................. 14,660  976,206
    Toyota Motor Corp. Sponsored ADR..................  2,966  395,842
    Toyota Tsusho Corp................................  3,700   93,789
    Trancom Co., Ltd..................................    300   17,159
    Transcosmos, Inc..................................    600   15,868
    Trend Micro, Inc..................................    500   18,301
    Trusco Nakayama Corp..............................    300   11,000
    TS Tech Co., Ltd..................................    400   11,281
    Tsubakimoto Chain Co..............................  3,000   25,583
    Tsugami Corp......................................  2,000    9,153
    Tsukuba Bank, Ltd.................................  2,900    9,462
    UACJ Corp.........................................  3,114    7,351
    Ube Industries, Ltd............................... 29,000   50,721
    Ulvac, Inc........................................  1,300   18,775
    Unicharm Corp.....................................  1,500   36,011
    Union Tool Co.....................................    600   17,784
    Unipres Corp......................................  1,100   21,091
    United Arrows, Ltd................................    500   19,935
    Unizo Holdings Co., Ltd...........................    500   22,536
    UNY Group Holdings Co., Ltd.......................  3,700   25,569
*   Usen Corp.........................................  2,900    8,411
    Ushio, Inc........................................  1,700   20,828
    USS Co., Ltd......................................  1,500   26,339
    Valor Co., Ltd....................................    500   12,262
#   VT Holdings Co., Ltd..............................  3,900   24,190
    Wacoal Holdings Corp..............................  2,000   25,523
#   Wacom Co., Ltd....................................  2,900   10,745
    Wakita & Co., Ltd.................................  1,000    9,600
    West Holdings Corp................................  1,800   13,371

                                     1008

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
JAPAN -- (Continued)
    West Japan Railway Co.............................    500 $    35,883
    Xebio Co., Ltd....................................    700      13,223
    Yahoo Japan Corp..................................  5,300      23,188
    Yakult Honsha Co., Ltd............................    300      19,907
#   Yamada Denki Co., Ltd............................. 12,700      48,529
#   Yamagata Bank, Ltd. (The).........................  4,000      16,871
    Yamaguchi Financial Group, Inc....................  4,000      53,405
    Yamaha Corp.......................................  1,600      37,657
    Yamaha Motor Co., Ltd.............................    800      18,150
    Yamanashi Chuo Bank, Ltd. (The)...................  4,000      18,322
    Yamato Holdings Co., Ltd..........................  1,200      26,596
    Yamato Kogyo Co., Ltd.............................    900      21,129
    Yamazaki Baking Co., Ltd..........................  2,000      31,862
    Yamazen Corp......................................    200       1,682
    Yaskawa Electric Corp.............................  3,100      36,743
    Yellow Hat, Ltd...................................    100       2,029
#   Yokogawa Bridge Holdings Corp.....................    300       2,766
    Yokogawa Electric Corp............................    600       6,731
    Yokohama Reito Co., Ltd...........................  1,900      14,944
    Yokohama Rubber Co., Ltd. (The)...................  2,500      49,443
    Yorozu Corp.......................................    700      14,450
    Yoshinoya Holdings Co., Ltd.......................    900      10,808
*   Zensho Holdings Co., Ltd..........................  1,300      12,589
    Zeon Corp.........................................  4,000      38,754
                                                              -----------
TOTAL JAPAN...........................................         23,254,765
                                                              -----------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV............................  2,548      79,923
    Accell Group......................................    844      18,508
    Aegon NV.......................................... 13,880     106,761
    Akzo Nobel NV.....................................  2,396     171,446
*   AMG Advanced Metallurgical Group NV...............  1,751      14,733
#*  APERAM SA.........................................  1,479      54,483
    Arcadis NV........................................  1,720      45,102
    ArcelorMittal.....................................  8,501      76,679
    ASM International NV..............................  1,054      47,392
    ASML Holding NV(B929F46)..........................    870      86,493
    ASML Holding NV(B908F01)..........................    154      15,272
    BE Semiconductor Industries NV....................    935      22,235
    BinckBank NV......................................  1,231      11,660
    Boskalis Westminster NV...........................  2,285     111,639
    Brunel International NV...........................    272       5,325
    Corbion NV........................................    916      19,253
    Delta Lloyd NV....................................  5,848     103,712
*   Fugro NV..........................................  1,470      30,748
#   Gemalto NV........................................    679      58,263
*   Grontmij NV.......................................  1,062       5,222
    ING Groep NV......................................  7,270     123,642
    ING Groep NV Sponsored ADR........................  7,911     134,329
    KAS Bank NV.......................................     70         893
    Kendrion NV.......................................    337      10,055
    Koninklijke Ahold NV..............................  5,695     113,344
*   Koninklijke BAM Groep NV..........................  8,796      40,748

                                     1009

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
NETHERLANDS -- (Continued)
#   Koninklijke KPN NV................................ 49,734 $  196,503
    Koninklijke Ten Cate NV...........................    927     24,997
    Koninklijke Vopak NV..............................    984     51,406
    Mota-Engil Africa NV..............................    240      1,839
*   PostNL NV.........................................  9,281     39,735
    Randstad Holding NV...............................  2,485    169,706
    RELX NV...........................................  3,695     61,496
    RELX NV Sponsored ADR.............................  2,928     48,699
*   Royal Imtech NV...................................  2,461      7,782
*   SBM Offshore NV...................................  4,189     50,965
    Sligro Food Group NV..............................    627     24,109
#*  SNS Reaal NV......................................  3,557         --
*   Telegraaf Media Groep NV..........................    853      4,436
    TKH Group NV......................................    877     37,632
    TNT Express NV....................................  6,592     55,169
*   TomTom NV.........................................  3,459     37,402
    Unilever NV(B12T3J1)..............................  2,259    101,199
    Unilever NV(904784709)............................  2,329    104,409
    USG People NV.....................................    877     13,389
    Wessanen..........................................  3,571     38,274
    Wolters Kluwer NV.................................  5,213    172,543
                                                              ----------
TOTAL NETHERLANDS.....................................         2,749,550
                                                              ----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd.............................. 11,327     19,729
    Auckland International Airport, Ltd............... 16,707     59,633
*   Chorus, Ltd....................................... 10,565     20,016
    Contact Energy, Ltd...............................  7,971     26,039
    Fletcher Building, Ltd.(6341606)..................  4,290     22,417
    Fletcher Building, Ltd.(6341617)..................    913      4,790
    Infratil, Ltd..................................... 10,572     22,538
#   Kathmandu Holdings, Ltd...........................  4,918      5,514
#   Mainfreight, Ltd..................................  1,051     10,581
    New Zealand Oil & Gas, Ltd........................    583        192
*   New Zealand Refining Co., Ltd. (The)..............  4,103      8,177
    Nuplex Industries, Ltd............................  4,883     14,658
#   Port of Tauranga, Ltd.............................  1,104     12,845
    SKY Network Television, Ltd.......................  3,260     13,167
    Spark New Zealand, Ltd............................ 18,634     36,392
    Trade Me Group, Ltd...............................  1,865      4,172
#   TrustPower, Ltd...................................  2,795     14,452
*   Xero, Ltd.........................................      3         35
                                                              ----------
TOTAL NEW ZEALAND.....................................           295,347
                                                              ----------
NORWAY -- (0.9%)
*   Akastor ASA.......................................  4,822      6,562
    Aker ASA Class A..................................    482     10,057
    Aker Solutions ASA................................    784      3,120
    Atea ASA..........................................  2,400     20,725
    Austevoll Seafood ASA.............................  2,794     14,529
    Bakkafrost P/F....................................    877     26,623
    Bonheur ASA.......................................    128      1,002
    BW Offshore, Ltd..................................  7,600      4,541

                                     1010

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
NORWAY -- (Continued)
*   Det Norske Oljeselskap ASA........................     799 $  4,898
    DNB ASA...........................................   5,149   83,941
#*  DNO ASA...........................................   3,689    3,426
*   DOF ASA...........................................   1,400    1,184
    Ekornes ASA.......................................     300    3,692
*   Fred Olsen Energy ASA.............................     566    2,631
    Gjensidige Forsikring ASA.........................     752   12,084
    Hoegh LNG Holdings, Ltd...........................     100    1,602
*   Kongsberg Automotive ASA..........................  28,148   17,588
#   Kongsberg Gruppen ASA.............................     640   10,720
    Kvaerner ASA......................................   6,566    3,781
    Leroy Seafood Group ASA...........................     851   29,266
    Marine Harvest ASA................................   3,748   46,264
*   Nordic Semiconductor ASA..........................   3,571   22,814
    Norsk Hydro ASA...................................   5,910   22,040
#*  Norske Skogindustrier ASA.........................   7,052    2,300
    Orkla ASA.........................................   3,344   26,651
    Petroleum Geo-Services ASA........................   5,433   24,738
    Prosafe SE........................................   3,000    8,755
#*  REC Silicon ASA...................................  60,049   10,815
*   REC Solar ASA.....................................   1,034   13,488
    Salmar ASA........................................     616    9,741
    Schibsted ASA.....................................     342   11,950
*   Schibsted ASA Class B.............................     342   11,179
#   Seadrill, Ltd.(B09RMQ1)...........................     818    7,360
    Seadrill, Ltd.(B0HWHV8)...........................   1,658   14,773
*   Sevan Marine ASA..................................     744    1,646
*   Songa Offshore....................................   1,759      221
    SpareBank 1 SR-Bank ASA...........................   3,295   19,560
    Statoil ASA.......................................   6,496  109,514
#   Statoil ASA Sponsored ADR.........................   3,231   54,636
    Stolt-Nielsen, Ltd................................     218    3,522
*   Storebrand ASA....................................   9,866   39,739
*   Subsea 7 SA.......................................   2,180   19,100
    Telenor ASA.......................................   2,230   48,984
#   TGS Nopec Geophysical Co. ASA.....................   1,078   22,677
    Tomra Systems ASA.................................   2,200   19,482
    Veidekke ASA......................................   1,440   16,022
    Wilh Wilhelmsen ASA...............................   2,050   11,959
    Wilh Wilhelmsen Holding ASA Class A...............     350    7,550
    Yara International ASA............................     602   29,952
                                                               --------
TOTAL NORWAY..........................................          899,404
                                                               --------
PORTUGAL -- (0.3%)
    Altri SGPS SA.....................................   4,909   20,858
*   Banco BPI SA......................................   5,001    5,670
*   Banco Comercial Portugues SA...................... 790,331   60,557
*   Banco Espirito Santo SA...........................  30,233       --
    EDP - Energias de Portugal SA.....................   9,374   34,672
    EDP Renovaveis SA.................................   4,715   34,500
    Galp Energia SGPS SA..............................   3,563   41,207
    Jeronimo Martins SGPS SA..........................   2,262   33,618

                                     1011

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------- --------
PORTUGAL -- (Continued)
#   Mota-Engil SGPS SA................................   2,737 $  7,270
    NOS SGPS SA.......................................   3,274   27,708
    Portucel SA.......................................   6,401   24,366
    REN - Redes Energeticas Nacionais SGPS SA.........   3,580   10,728
*   Sonae Industria SGPS SA........................... 180,000    1,402
    Sonae SGPS SA.....................................  13,955   19,346
                                                               --------
TOTAL PORTUGAL........................................          321,902
                                                               --------
SINGAPORE -- (1.1%)
*   Boustead Projects, Ltd............................   4,800    3,023
    Boustead Singapore, Ltd...........................  16,000   14,007
*   Broadway Industrial Group, Ltd....................   3,400      506
    Bukit Sembawang Estates, Ltd......................   2,000    7,174
    CapitaLand, Ltd...................................  22,000   51,627
    City Developments, Ltd............................   3,000   20,417
    ComfortDelGro Corp., Ltd..........................   6,000   13,167
#   Cosco Corp. Singapore, Ltd........................  14,000    3,979
    CSE Global, Ltd...................................  19,000    7,408
    CWT, Ltd..........................................   9,000   14,701
    DBS Group Holdings, Ltd...........................   5,104   75,142
#   Ezion Holdings, Ltd...............................  24,480   15,392
#*  Ezra Holdings, Ltd................................ 104,356   10,236
    Far East Orchard, Ltd.............................   8,000    9,396
    First Resources, Ltd..............................  12,000   16,602
    Global Logistic Properties, Ltd...................  10,000   16,772
    Golden Agri-Resources, Ltd........................  29,000    6,655
    GuocoLand, Ltd....................................  12,000   20,025
    GuocoLeisure, Ltd.................................  19,000   12,728
    Hongkong Land Holdings, Ltd.......................   3,000   23,082
    Hutchison Port Holdings Trust.....................  50,000   30,009
#   Hyflux, Ltd.......................................  14,000    8,556
    Indofood Agri Resources, Ltd......................   6,000    2,559
    Keppel Corp., Ltd.................................   6,300   34,417
    Keppel Infrastructure Trust.......................  18,264    6,919
    Keppel Telecommunications & Transportation, Ltd...   6,000    6,450
#*  Linc Energy, Ltd..................................   3,880      415
    M1, Ltd...........................................   7,000   15,957
    Midas Holdings, Ltd...............................  30,000    6,877
*   Neptune Orient Lines, Ltd.........................  19,250   12,987
    Noble Group, Ltd..................................  70,000   23,231
    OUE, Ltd..........................................   5,000    7,058
#   Oversea-Chinese Banking Corp., Ltd................  12,027   90,191
#   Petra Foods, Ltd..................................   3,000    6,271
    Raffles Education Corp., Ltd......................   6,127    1,292
*   S I2I, Ltd........................................   1,230      378
    SATS, Ltd.........................................   6,278   17,230
    SembCorp Industries, Ltd..........................   9,000   23,409
#   SembCorp Marine, Ltd..............................   4,400    8,362
    Sinarmas Land, Ltd................................  33,000   13,344
    Singapore Airlines, Ltd...........................   2,600   20,340
    Singapore Exchange, Ltd...........................   6,000   34,882
    Singapore Post, Ltd...............................  14,000   19,936
    Singapore Press Holdings, Ltd.....................   6,000   18,280

                                     1012

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SINGAPORE -- (Continued)
    Singapore Technologies Engineering, Ltd...........  9,000 $   21,518
    Singapore Telecommunications, Ltd................. 22,000     65,706
#*  Sino Grandness Food Industry Group, Ltd........... 46,000     10,532
    SMRT Corp., Ltd................................... 15,000     15,128
    Stamford Land Corp., Ltd..........................  9,000      3,770
#*  Swiber Holdings, Ltd..............................  4,499        487
    Tat Hong Holdings, Ltd............................ 10,000      3,689
    United Engineers, Ltd............................. 12,000     21,764
    United Industrial Corp., Ltd...................... 15,000     36,626
    United Overseas Bank, Ltd.........................  6,275    101,583
    UOB-Kay Hian Holdings, Ltd........................ 12,000     13,121
    UOL Group, Ltd....................................  9,289     45,381
#*  Vard Holdings, Ltd................................ 41,000     13,570
    Venture Corp., Ltd................................  7,000     40,054
    Wilmar International, Ltd.........................  3,000      6,996
    Wing Tai Holdings, Ltd............................ 10,000     13,741
    Yeo Hiap Seng, Ltd................................  1,767      1,927
*   Yongnam Holdings, Ltd............................. 20,750      6,196
                                                              ----------
TOTAL SINGAPORE.......................................         1,173,178
                                                              ----------
SPAIN -- (2.7%)
    Abengoa SA........................................    517      1,291
    Abengoa SA Class B................................  6,174     13,844
    Abertis Infraestructuras SA.......................  2,111     34,568
    Acciona SA........................................    648     52,370
    Acerinox SA.......................................  3,626     44,217
    ACS Actividades de Construccion y Servicios SA....  1,249     41,905
    Amadeus IT Holding SA Class A.....................  2,255     98,446
    Atresmedia Corp de Medios de Comunicacion SA......  1,085     16,338
    Banco Bilbao Vizcaya Argentaria SA................  4,169     42,272
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.. 11,522    116,601
    Banco de Sabadell SA.............................. 61,535    140,193
    Banco Popular Espanol SA.......................... 10,601     48,684
    Banco Santander SA................................ 33,714    233,125
    Banco Santander SA Sponsored ADR.................. 39,596    269,649
    Bankia SA.........................................  8,460     11,181
    Bankinter SA...................................... 11,695     90,268
    Bolsas y Mercados Espanoles SHMSF SA..............  1,498     61,863
    CaixaBank SA......................................  9,762     43,566
*   Cementos Portland Valderrivas SA..................    228      1,918
    Cie Automotive SA.................................    590      9,329
    Construcciones y Auxiliar de Ferrocarriles SA.....     52     14,780
    Distribuidora Internacional de Alimentacion SA....  8,452     52,897
    Duro Felguera SA..................................  2,644     10,534
    Ebro Foods SA.....................................    994     19,826
    Elecnor SA........................................    157      1,562
    Enagas SA.........................................  2,634     73,941
    Ence Energia y Celulosa SA........................  3,405     12,292
    Ferrovial SA......................................  1,509     36,698
*   Fomento de Construcciones y Contratas SA..........  2,724     28,106
    Gamesa Corp. Tecnologica SA.......................  6,353    100,613
    Gas Natural SDG SA................................  1,964     42,627
    Grupo Catalana Occidente SA.......................    923     28,643

                                     1013

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ---------
SPAIN -- (Continued)
    Iberdrola SA...................................... 43,471   306,611
    Indra Sistemas SA.................................  2,869    32,226
    Industria de Diseno Textil SA.....................  1,192    40,871
    Mapfre SA......................................... 19,733    63,517
    Mediaset Espana Comunicacion SA...................  4,163    52,336
    Melia Hotels International SA.....................    953    13,712
    Miquel y Costas & Miquel SA.......................    174     6,293
*   NH Hotel Group SA.................................  2,275    13,793
    Obrascon Huarte Lain SA...........................    753    12,523
    Papeles y Cartones de Europa SA...................  1,484     8,509
*   Pescanova SA......................................    468        --
*   Promotora de Informaciones SA Class A.............    966     8,824
*   Realia Business SA................................ 10,596     8,635
    Red Electrica Corp. SA............................    667    53,260
    Repsol SA.........................................  2,260    37,975
    Repsol SA Sponsored ADR...........................  1,795    30,102
*   Sacyr SA..........................................  7,399    25,520
    Tecnicas Reunidas SA..............................    630    32,079
    Telefonica SA.....................................  6,155    94,408
    Telefonica SA Sponsored ADR.......................  6,016    91,924
    Tubacex SA........................................  1,844     5,023
    Tubos Reunidos SA.................................  4,346     6,065
    Vidrala SA........................................    390    19,119
    Viscofan SA.......................................    735    43,925
    Zardoya Otis SA...................................  2,937    32,239
                                                              ---------
TOTAL SPAIN...........................................        2,833,636
                                                              ---------
SWEDEN -- (2.9%)
#   AAK AB............................................    887    60,081
    AF AB Class B.....................................  1,570    21,988
    Alfa Laval AB.....................................  2,007    36,912
    Assa Abloy AB Class B.............................  3,063    62,194
    Atlas Copco AB Class A............................  1,384    37,851
    Atlas Copco AB Class B............................    777    19,106
    Avanza Bank Holding AB............................    446    18,548
    Axfood AB.........................................  1,400    23,873
    B&B Tools AB Class B..............................    600     8,945
    Beijer Alma AB....................................    381     8,442
    Bilia AB..........................................  1,558    31,317
    BillerudKorsnas AB................................  4,342    66,700
    Boliden AB........................................  5,232    96,618
    Byggmax Group AB..................................  1,675    15,236
    Castellum AB......................................  2,708    38,611
    Clas Ohlson AB Class B............................    566    10,475
    Concentric AB.....................................  1,052    12,104
    Duni AB...........................................  1,648    21,952
    Electrolux AB Series B............................  1,570    45,071
#*  Eniro AB..........................................  9,906     1,189
    Fabege AB.........................................  1,782    24,730
    Haldex AB.........................................  2,000    24,514
    Hennes & Mauritz AB Class B.......................  2,149    85,503
#   Hexagon AB Class B................................  1,041    33,637

                                     1014

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SWEDEN -- (Continued)
    Hexpol AB.........................................  4,840 $ 51,918
    HIQ International AB..............................  1,637    8,403
    Holmen AB Class B.................................    995   28,386
#   Husqvarna AB Class A..............................    841    6,107
    Husqvarna AB Class B.............................. 10,700   77,971
    ICA Gruppen AB....................................    746   27,225
    Industrial & Financial Systems Class B............    854   28,643
#   Indutrade AB......................................  1,000   48,846
    Intrum Justitia AB................................  1,646   55,976
    JM AB.............................................  1,200   31,771
    KappAhl AB........................................  3,182   10,099
    Kungsleden AB.....................................  1,106    7,407
    Lindab International AB...........................  1,863   14,038
    Loomis AB Class B.................................  1,303   36,509
*   Lundin Petroleum AB...............................  1,699   24,632
    Mekonomen AB......................................    827   20,602
#   Millicom International Cellular SA................    425   31,081
    Modern Times Group MTG AB Class B.................    763   21,649
    NCC AB Class B....................................  1,600   47,823
    New Wave Group AB Class B.........................  1,962   10,046
    Nibe Industrier AB Class B........................  1,924   54,224
    Nobia AB..........................................  4,200   49,265
    Nordea Bank AB.................................... 10,653  132,639
    Nordnet AB Class B................................  1,809    7,197
    Peab AB...........................................  4,058   30,729
    Ratos AB Class B..................................  5,146   32,212
    Rezidor Hotel Group AB............................  1,026    4,664
    Saab AB Class B...................................  1,477   35,615
    Sandvik AB........................................  8,049   81,558
#*  SAS AB............................................  7,197   12,740
    Securitas AB Class B..............................  6,521   93,608
    Skandinaviska Enskilda Banken AB Class A..........  6,558   78,948
    Skanska AB Class B................................  1,842   38,791
    SKF AB Class A....................................    582   11,344
    SKF AB Class B....................................  2,766   54,101
    SkiStar AB........................................    883   10,373
#*  SSAB AB Class A(B17H0S8)..........................  6,154   29,300
#*  SSAB AB Class A(BPRBWK4)..........................    604    2,865
*   SSAB AB Class B(B17H3F6)..........................  4,334   17,996
*   SSAB AB Class B(BPRBWM6)..........................  1,541    6,480
    Svenska Cellulosa AB SCA Class A..................    306    8,683
    Svenska Cellulosa AB SCA Class B..................  5,470  155,646
    Svenska Handelsbanken AB Class A..................  5,259   80,485
    Sweco AB Class B..................................     46      632
    Swedbank AB Class A...............................  3,804   89,106
    Tele2 AB Class B..................................  7,729   80,439
    Telefonaktiebolaget LM Ericsson Class A...........    436    4,386
    Telefonaktiebolaget LM Ericsson Class B...........  7,036   75,229
    Telefonaktiebolaget LM Ericsson Sponsored ADR.....  6,821   73,189
    TeliaSonera AB.................................... 18,798  114,240
    Trelleborg AB Class B.............................  5,898  101,868
    Volvo AB Class A..................................  1,258   14,873
    Volvo AB Class B..................................  7,101   84,225

                                     1015

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SWEDEN -- (Continued)
    Wallenstam AB Class B.............................  3,952 $   28,633
    Wihlborgs Fastigheter AB..........................  1,441     24,842
                                                              ----------
TOTAL SWEDEN..........................................         3,115,854
                                                              ----------
SWITZERLAND -- (5.8%)
    ABB, Ltd.......................................... 13,615    276,929
    ABB, Ltd. Sponsored ADR...........................  4,791     97,162
    Adecco SA.........................................  1,762    147,061
*   AFG Arbonia-Forster Holding AG....................    555      9,632
    Allreal Holding AG................................    202     28,871
#   Alpiq Holding AG..................................     27      2,278
    ams AG............................................  2,015     87,377
    Aryzta AG.........................................  1,486     75,396
    Ascom Holding AG..................................    614     11,131
    Autoneum Holding AG...............................    124     25,583
    Baloise Holding AG................................    826    105,239
    Bank Coop AG......................................     87      3,818
    Banque Cantonale Vaudoise.........................     75     48,624
    Barry Callebaut AG................................     13     14,533
    Belimo Holding AG.................................      7     15,963
    Bell AG...........................................      2      5,186
#   Berner Kantonalbank AG............................    107     20,475
    BKW AG............................................    158      5,715
    Bobst Group SA....................................    277     12,184
    Bossard Holding AG Class A........................     88      9,823
#   Bucher Industries AG..............................    173     42,175
    Burckhardt Compression Holding AG.................     52     19,641
    Burkhalter Holding AG.............................    272     29,649
    Chocoladefabriken Lindt & Sprungli AG.............      1     66,753
    Cie Financiere Richemont SA.......................  3,110    268,435
    Clariant AG.......................................  7,890    157,391
    Credit Suisse Group AG............................  6,176    182,197
    Daetwyler Holding AG..............................    119     14,726
    DKSH Holding AG...................................    628     47,114
*   Dufry AG..........................................    515     71,417
    EFG International AG..............................  1,159     13,497
    Emmi AG...........................................     98     32,480
    EMS-Chemie Holding AG.............................     77     37,505
    Energiedienst Holding AG..........................    604     16,240
    Flughafen Zuerich AG..............................     94     77,158
    Forbo Holding AG..................................     27     32,883
    GAM Holding AG....................................  4,085     85,750
    Gategroup Holding AG..............................    650     24,016
    Geberit AG........................................    206     71,256
    Georg Fischer AG..................................     84     56,015
    Givaudan SA.......................................     54    100,448
    Gurit Holding AG..................................     16      8,690
    Helvetia Holding AG...............................    138     75,726
    Huber & Suhner AG.................................    335     14,517
    Implenia AG.......................................    444     26,636
    Inficon Holding AG................................     39     11,581
*   Interroll Holding AG..............................     14      8,984
    Intershop Holding AG..............................     34     14,101

                                     1016

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SWITZERLAND -- (Continued)
    Julius Baer Group, Ltd............................  1,552 $   85,856
    Kaba Holding AG Class B...........................     37     23,672
    Kardex AG.........................................    238     13,944
    Komax Holding AG..................................    112     19,497
    Kudelski SA.......................................  1,531     24,225
    Kuehne + Nagel International AG...................    283     39,067
    Kuoni Reisen Holding AG...........................    105     29,182
    LafargeHolcim, Ltd.(7110753)......................  1,665    115,848
*   LafargeHolcim, Ltd.(BZ3DNX4)......................    120      8,311
    LEM Holding SA....................................      9      6,803
    Liechtensteinische Landesbank AG..................     96      3,815
    Logitech International SA.........................  2,432     34,988
    Luzerner Kantonalbank AG..........................     70     25,749
    Metall Zug AG.....................................     10     27,028
#*  Meyer Burger Technology AG........................  1,488     12,812
    Micronas Semiconductor Holding AG.................    845      3,705
    Mobimo Holding AG.................................    153     32,540
    Nestle SA......................................... 13,561  1,025,891
    OC Oerlikon Corp. AG..............................  3,935     48,259
*   Orascom Development Holding AG....................    828     10,149
#*  Orell Fuessli Holding AG..........................     31      3,695
    Panalpina Welttransport Holding AG................    238     29,627
    Partners Group Holding AG.........................    205     68,546
    Rieter Holding AG.................................     89     13,412
    Romande Energie Holding SA........................      7      7,679
    Schaffner Holding AG..............................     75     18,052
    Schindler Holding AG..............................    202     32,824
*   Schmolz + Bickenbach AG...........................  7,007      5,865
    Schweiter Technologies AG.........................     17     13,227
    SGS SA............................................     29     55,319
    Sika AG...........................................     18     65,257
    St Galler Kantonalbank AG.........................     45     16,938
    Sulzer AG.........................................    586     60,174
    Swatch Group AG (The)(7184725)....................    248    106,806
    Swatch Group AG (The)(7184736)....................    611     50,078
    Swiss Life Holding AG.............................    562    132,602
    Swiss Re AG.......................................  1,642    147,709
    Swisscom AG.......................................    156     90,731
    Syngenta AG.......................................    363    149,545
    Syngenta AG ADR...................................    700     57,645
    Temenos Group AG..................................  1,327     48,642
    U-Blox AG.........................................    187     39,362
    UBS Group AG(BRJL176).............................  6,553    150,661
*   UBS Group AG(H42097107)...........................  8,192    188,908
    Valiant Holding AG................................    314     31,170
    Valora Holding AG.................................     83     16,134
    Vaudoise Assurances Holding SA Class B............     16      8,826
    Vetropack Holding AG..............................      1      1,661
*   Von Roll Holding AG...............................  3,134      3,016
    Vontobel Holding AG...............................    667     35,482
    Zehnder Group AG..................................    360     13,568
    Zug Estates Holding AG............................      2      2,915

                                     1017

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG.........................  1,030 $  313,645
                                                              ----------
TOTAL SWITZERLAND.....................................         6,181,023
                                                              ----------
UNITED KINGDOM -- (18.7%)
    Aberdeen Asset Management P.L.C...................  9,166     52,058
    Acacia Mining P.L.C...............................  3,666     13,731
    Admiral Group P.L.C...............................  2,727     63,013
#*  Afren P.L.C....................................... 28,429        792
*   Aga Rangemaster Group P.L.C.......................  1,374      3,960
    Aggreko P.L.C.....................................  5,691    106,601
    Alent P.L.C.......................................  5,615     41,543
    Amec Foster Wheeler P.L.C.........................  6,221     79,444
    Amlin P.L.C....................................... 11,811     94,020
    Anglo American P.L.C..............................  6,646     83,799
    Anglo Pacific Group P.L.C.........................  3,296      4,317
    Anite P.L.C.......................................  6,078     11,937
    Antofagasta P.L.C.................................  6,377     56,309
    ARM Holdings P.L.C. Sponsored ADR.................  1,380     64,915
#   Ashmore Group P.L.C............................... 10,342     42,864
    Ashtead Group P.L.C............................... 11,656    178,740
    Associated British Foods P.L.C....................    848     42,619
    Astir Palace Vouliagmeni SA.......................    855     22,029
    Aveva Group P.L.C.................................    701     24,109
    Aviva P.L.C....................................... 52,408    426,141
    Aviva P.L.C. Sponsored ADR........................    775     12,702
    Babcock International Group P.L.C.................  6,734    104,182
    BAE Systems P.L.C................................. 23,603    176,720
    Balfour Beatty P.L.C.............................. 11,524     42,360
    Bank of Georgia Holdings P.L.C....................    560     17,428
    Barclays P.L.C. Sponsored ADR..................... 15,615    280,758
    Barratt Developments P.L.C........................ 18,794    185,996
    BBA Aviation P.L.C................................  7,009     32,447
    Beazley P.L.C..................................... 16,162     85,100
    Bellway P.L.C.....................................  2,547     95,708
    Berendsen P.L.C...................................  5,958     95,165
    Berkeley Group Holdings P.L.C.....................  2,385    125,250
    BG Group P.L.C.................................... 20,371    346,608
    BG Group P.L.C. Sponsored ADR.....................  7,000    120,190
    BHP Billiton P.L.C................................  1,689     31,023
    BHP Billiton P.L.C. ADR...........................  4,664    171,402
    Bodycote P.L.C....................................  4,401     46,883
    Booker Group P.L.C................................ 14,954     41,751
    Bovis Homes Group P.L.C...........................  3,407     60,693
    BP P.L.C..........................................  1,706     10,509
    BP P.L.C. Sponsored ADR........................... 18,223    673,704
    Brewin Dolphin Holdings P.L.C.....................  8,248     40,492
    British Polythene Industries P.L.C................    199      2,208
    Britvic P.L.C.....................................  5,064     54,189
    BT Group P.L.C....................................  2,000     14,474
    BT Group P.L.C. Sponsored ADR.....................  1,355     97,912
    Bunzl P.L.C.......................................  1,565     44,797
    Burberry Group P.L.C..............................  2,384     59,830
    Cable & Wireless Communications P.L.C............. 77,419     77,355

                                     1018

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    Cape P.L.C........................................  2,763 $ 10,047
    Capita P.L.C......................................  3,947   80,349
    Carillion P.L.C................................... 11,571   62,456
    Carnival P.L.C. ADR...............................    739   40,896
    Centamin P.L.C.................................... 14,671   12,678
    Centrica P.L.C.................................... 41,041  170,698
    Chemring Group P.L.C..............................  6,635   24,402
    Chesnara P.L.C....................................  3,877   20,488
    Cineworld Group P.L.C.............................  6,417   51,240
    Clarkson P.L.C....................................    149    6,428
    Close Brothers Group P.L.C........................  2,370   53,706
    Cobham P.L.C...................................... 19,869   80,953
    Coca-Cola HBC AG..................................  3,546   73,962
*   Colt Group SA..................................... 10,617   31,120
    Compass Group P.L.C...............................  4,151   66,396
    Computacenter P.L.C...............................  2,604   30,899
    Connect Group PLC.................................  3,718    8,600
    Croda International P.L.C.........................  2,298  108,969
    CSR P.L.C.........................................  4,055   56,851
    Daily Mail & General Trust P.L.C..................  4,069   50,955
    Dairy Crest Group P.L.C...........................  3,431   30,912
    Darty P.L.C....................................... 14,446   16,169
    DCC P.L.C.........................................  1,532  121,065
    De La Rue P.L.C...................................  2,442   19,234
    Debenhams P.L.C................................... 22,081   30,222
    Development Securities P.L.C......................  8,967   37,555
    Devro P.L.C.......................................  5,357   25,337
    Dialight P.L.C....................................    163    1,390
    Dignity P.L.C.....................................    489   18,651
    Diploma P.L.C.....................................  2,852   33,045
    Direct Line Insurance Group P.L.C................. 15,112   86,243
    Dixons Carphone P.L.C............................. 13,393   95,303
    Domino's Pizza Group P.L.C........................  1,949   27,311
    Drax Group P.L.C..................................  6,750   31,420
    DS Smith P.L.C.................................... 23,943  149,555
    Dunelm Group P.L.C................................    996   13,931
    E2V Technologies P.L.C............................  3,334   11,660
    easyJet P.L.C.....................................  2,947   75,613
    Electrocomponents P.L.C...........................  6,138   19,076
    Elementis P.L.C................................... 10,690   42,778
*   EnQuest P.L.C..................................... 22,302   12,299
*   Enterprise Inns P.L.C............................. 21,041   36,888
    Essentra P.L.C....................................  6,005   85,486
    Euromoney Institutional Investor P.L.C............    183    2,971
*   Evraz P.L.C....................................... 10,158   15,974
    Experian P.L.C....................................  6,398  119,954
    Fenner P.L.C......................................  7,156   18,614
    Fidessa Group P.L.C...............................    721   27,004
*   Findel P.L.C......................................    841    2,628
*   Firstgroup P.L.C.................................. 31,411   56,509
    Fresnillo P.L.C...................................  1,776   17,914
    G4S P.L.C......................................... 34,716  148,839
    Galliford Try P.L.C...............................  1,931   53,465

                                     1019

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    Gem Diamonds, Ltd.................................  2,700 $  5,389
    GKN P.L.C......................................... 29,585  146,957
    Glencore P.L.C.................................... 31,754  102,886
    Go-Ahead Group P.L.C..............................    487   19,368
    Grafton Group P.L.C...............................  4,956   55,671
    Greencore Group P.L.C............................. 15,232   75,135
    Greene King P.L.C.................................  3,513   47,367
    Greggs P.L.C......................................  3,028   64,071
    Halfords Group P.L.C..............................  7,465   63,299
    Hargreaves Lansdown P.L.C.........................  2,141   39,969
    Hays P.L.C........................................ 23,736   61,707
    Helical Bar P.L.C.................................  3,459   22,968
    Henderson Group P.L.C............................. 19,149   85,039
    Hill & Smith Holdings P.L.C.......................  3,928   42,508
    Hilton Food Group P.L.C...........................  1,352    9,295
    Hiscox, Ltd.......................................  6,335   91,498
    Home Retail Group P.L.C........................... 24,821   63,203
    HomeServe P.L.C...................................  6,343   43,170
    Howden Joinery Group P.L.C........................ 13,731  106,107
    HSBC Holdings P.L.C. Sponsored ADR................ 14,529  654,822
    Hunting P.L.C.....................................  2,655   21,230
    Huntsworth P.L.C..................................  9,410    6,274
    ICAP P.L.C........................................ 12,772  102,741
    IG Group Holdings P.L.C...........................  9,898  115,498
*   Imagination Technologies Group P.L.C..............  4,772   17,444
    IMI P.L.C.........................................  3,323   54,984
    Inchcape P.L.C....................................  9,922  124,262
    Informa P.L.C..................................... 16,163  150,243
    Inmarsat P.L.C....................................  5,644   78,157
    Innovation Group P.L.C............................ 35,464   17,833
    InterContinental Hotels Group P.L.C. ADR..........    878   36,733
*   International Consolidated Airlines Group SA...... 10,127   84,342
    Interserve P.L.C..................................  2,216   22,308
    Intertek Group P.L.C..............................  1,135   43,374
    Investec P.L.C.................................... 12,086  110,228
    ITE Group P.L.C...................................    779    2,246
    ITV P.L.C......................................... 22,994  100,617
    J Sainsbury P.L.C................................. 17,515   72,350
    James Fisher & Sons P.L.C.........................  1,237   21,484
    Jardine Lloyd Thompson Group P.L.C................  1,972   31,980
    JD Sports Fashion P.L.C...........................  1,956   24,570
    JD Wetherspoon P.L.C..............................  1,890   21,103
    John Menzies P.L.C................................    319    2,569
    John Wood Group P.L.C.............................  7,193   70,033
    Johnson Matthey P.L.C.............................  1,902   86,437
*   Johnston Press P.L.C..............................    194      342
    Jupiter Fund Management P.L.C.....................  8,640   63,275
*   KAZ Minerals P.L.C................................  3,030    7,649
    Kcom Group P.L.C..................................  8,494   12,531
    Keller Group P.L.C................................  1,520   25,075
    Kier Group P.L.C..................................  1,746   39,288
    Kingfisher P.L.C.................................. 11,855   66,779
    Laird P.L.C.......................................  6,889   42,358

                                     1020

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
*   Lamprell P.L.C....................................   3,344 $  7,606
    Lancashire Holdings, Ltd..........................   2,958   29,758
    Legal & General Group P.L.C.......................  30,411  123,688
*   Liberty Global P.L.C. Class A.....................     331   17,382
*   Liberty Global P.L.C. Series C....................     817   40,171
*   Liberty Global P.L.C. LiLAC Class A...............      17      708
*   Liberty Global P.L.C. LiLAC Class C...............      41    1,739
    Lloyds Banking Group P.L.C........................ 224,117  291,847
    Lloyds Banking Group P.L.C. ADR...................  66,432  349,432
    London Stock Exchange Group P.L.C.................   3,268  132,950
*   Lonmin P.L.C......................................  14,300   11,624
    Lookers P.L.C.....................................   4,741   11,988
    Low & Bonar P.L.C.................................   7,100    7,855
    Man Group P.L.C...................................  41,451  105,108
    Marks & Spencer Group P.L.C.......................  10,233   86,856
    Marshalls P.L.C...................................   2,962   14,788
    McBride P.L.C.....................................   5,164    9,682
    Mears Group P.L.C.................................   3,694   22,510
    Meggitt P.L.C.....................................  17,800  128,983
    Melrose Industries P.L.C..........................  21,159   91,287
    Michael Page International P.L.C..................   4,900   41,888
    Micro Focus International P.L.C...................   2,013   43,905
    Millennium & Copthorne Hotels P.L.C...............   4,587   39,936
*   Mitchells & Butlers P.L.C.........................   4,465   26,336
    Mitie Group P.L.C.................................  12,872   64,666
    Mondi P.L.C.......................................   6,454  154,930
    Moneysupermarket.com Group P.L.C..................   4,756   21,749
    Morgan Advanced Materials P.L.C...................   9,000   49,814
    Morgan Sindall Group P.L.C........................     778    9,855
    N Brown Group P.L.C...............................   2,652   13,146
    National Express Group P.L.C......................  13,863   65,503
    National Grid P.L.C. Sponsored ADR................   1,384   92,202
    NCC Group P.L.C...................................   2,085    7,655
    Next P.L.C........................................     908  113,273
    Northgate P.L.C...................................   3,835   32,780
    Novae Group P.L.C.................................   2,345   26,548
    Old Mutual P.L.C..................................  25,796   85,311
*   Ophir Energy P.L.C................................   1,442    2,608
    Pace P.L.C........................................  10,158   57,564
    PayPoint P.L.C....................................     593    9,261
    Pearson P.L.C. Sponsored ADR......................   4,891   91,266
    Pendragon P.L.C...................................  30,527   18,493
    Pennon Group P.L.C................................   6,078   77,369
    Persimmon P.L.C...................................   6,375  203,427
*   Petra Diamonds, Ltd...............................   4,104    9,626
    Petrofac, Ltd.....................................   5,259   72,036
*   Petropavlovsk P.L.C...............................   3,187      298
    Phoenix Group Holdings............................   4,723   62,802
    Playtech P.L.C....................................   2,427   34,312
    Premier Farnell P.L.C.............................   3,194    6,765
*   Premier Foods P.L.C...............................  28,858   17,752
*   Premier Oil P.L.C.................................  13,691   28,541
    Prudential P.L.C. ADR.............................   2,454  115,976

                                     1021

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
*   Punch Taverns P.L.C...............................    614 $  1,272
    PZ Cussons P.L.C..................................  1,245    6,732
    QinetiQ Group P.L.C............................... 15,195   56,194
*   Quintain Estates & Development P.L.C.............. 14,008   28,785
    Randgold Resources, Ltd...........................    666   40,177
    Redrow P.L.C......................................  6,636   48,216
    Regus P.L.C....................................... 13,221   57,987
    RELX P.L.C........................................  1,825   31,826
    RELX P.L.C. Sponsored ADR.........................  4,500   78,705
    Renishaw P.L.C....................................    508   16,564
    Rentokil Initial P.L.C............................ 30,662   70,399
    Restaurant Group P.L.C. (The).....................  4,010   42,201
    Rexam P.L.C....................................... 15,461  134,194
    Ricardo P.L.C.....................................     61      857
    Rightmove P.L.C...................................  1,847  104,947
    Rio Tinto P.L.C...................................    948   36,670
    Rio Tinto P.L.C. Sponsored ADR....................  8,920  344,490
    Rolls-Royce Holdings P.L.C........................  2,585   31,991
    Rotork P.L.C...................................... 15,220   50,809
    Royal Bank of Scotland Group P.L.C.
*      Sponsored ADR..................................  4,802   51,189
    Royal Dutch Shell P.L.C. ADR(B03MM73).............  5,982  347,853
    Royal Dutch Shell P.L.C. ADR(780259206)...........  6,881  395,520
    Royal Mail P.L.C..................................  2,654   20,908
    RPC Group P.L.C...................................  6,026   63,976
    RPS Group P.L.C...................................  5,472   18,262
    RSA Insurance Group P.L.C......................... 17,529  140,584
    Sage Group P.L.C. (The)........................... 17,436  141,704
    Savills P.L.C.....................................  3,502   53,510
    Schroders P.L.C.(0239581).........................    320   12,154
    Schroders P.L.C.(0240549).........................    817   40,254
    SDL P.L.C.........................................  2,030   12,702
    Senior P.L.C......................................  9,084   41,207
    Serco Group P.L.C.................................  7,406   14,887
*   Severfield P.L.C..................................  5,353    6,021
    Severn Trent P.L.C................................  2,492   85,676
    Shanks Group P.L.C................................ 13,706   21,304
    SIG P.L.C......................................... 12,895   42,040
    Sky P.L.C.........................................  2,707   48,123
    Sky P.L.C. Sponsored ADR..........................    650   46,306
    Soco International P.L.C..........................  5,498   13,547
    Spectris P.L.C....................................  3,001   91,412
    Speedy Hire P.L.C................................. 20,261   16,353
    Spirax-Sarco Engineering P.L.C....................  1,231   63,716
    Spirent Communications P.L.C......................  5,973    8,712
*   Sports Direct International P.L.C.................  1,936   23,910
    SSE P.L.C.........................................  7,477  176,848
    St Ives P.L.C.....................................    388    1,075
    St James's Place P.L.C............................  7,870  120,079
    ST Modwen Properties P.L.C........................  7,361   54,710
    Stagecoach Group P.L.C............................  7,817   47,677
    Standard Chartered P.L.C.......................... 10,091  154,297
    Standard Life P.L.C...............................  9,745   69,012

                                     1022

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ ------------
UNITED KINGDOM -- (Continued)
*   SuperGroup P.L.C..................................    668 $     15,096
    Synthomer P.L.C...................................  9,204       46,147
#   TalkTalk Telecom Group P.L.C...................... 10,144       47,688
    Tate & Lyle P.L.C.................................  9,536       81,055
    Taylor Wimpey P.L.C............................... 62,476      189,356
    Telecity Group P.L.C..............................  5,366       91,573
    Tesco P.L.C....................................... 60,219      202,513
*   Thomas Cook Group P.L.C........................... 25,906       48,422
    Topps Tiles P.L.C.................................  4,341       10,444
    Travis Perkins P.L.C..............................  4,039      141,623
    Trinity Mirror P.L.C..............................  7,656       15,890
    TT electronics P.L.C..............................  3,593        8,325
    TUI AG(5666292)...................................  2,519       43,072
    TUI AG(B11LJN4)...................................  3,032       52,076
    Tullett Prebon P.L.C..............................  4,980       31,477
    Tullow Oil P.L.C..................................  2,740       10,477
    UBM P.L.C.........................................  7,909       65,562
    Ultra Electronics Holdings P.L.C..................  1,481       40,303
    Unilever P.L.C. Sponsored ADR.....................  3,231      146,461
    UNITE Group P.L.C. (The)..........................  6,382       62,839
    United Utilities Group P.L.C......................  2,092       29,101
    UTV Media P.L.C...................................  3,910        9,462
    Vedanta Resources P.L.C...........................  2,812       17,494
    Vesuvius P.L.C....................................  6,354       40,527
    Vodafone Group P.L.C.............................. 16,629       62,992
    Vodafone Group P.L.C. Sponsored ADR...............  8,539      322,617
    Weir Group P.L.C. (The)...........................  3,917       94,049
    WH Smith P.L.C....................................  2,310       56,963
    Whitbread P.L.C...................................  1,256      101,690
    WM Morrison Supermarkets P.L.C.................... 47,152      134,181
    Wolseley P.L.C....................................  1,318       87,514
    Wolseley P.L.C. ADR...............................  2,684       18,007
    WPP P.L.C. Sponsored ADR..........................    717       82,555
    WS Atkins P.L.C...................................  1,777       43,560
    Xchanging P.L.C...................................  9,112       13,838
                                                              ------------
TOTAL UNITED KINGDOM..................................          19,841,699
                                                              ------------
UNITED STATES -- (0.1%)
#*  Golden Ocean Group, Ltd...........................    398        1,569
    XL Group P.L.C....................................  1,544       58,717
                                                              ------------
TOTAL UNITED STATES...................................              60,286
                                                              ------------
TOTAL COMMON STOCKS...................................         101,832,391
                                                              ------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Henkel AG & Co. KGaA..............................     60        7,113
    Volkswagen AG.....................................    411       82,435
                                                              ------------
TOTAL GERMANY.........................................              89,548
                                                              ------------
TOTAL PREFERRED STOCKS................................              89,548
                                                              ------------


                                     1023

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
RIGHTS/WARRANTS -- (0.0%)
CANADA -- (0.0%)
*     Imperial Metals Corp. Rights 08/20/15.............   2,300 $         35
                                                                 ------------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund.................... 405,502    4,691,656
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $108,170,229)^^.....         $106,613,630
                                                                 ============

                                     1024

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ----------- ----------- ------- ------------
Common Stocks
   Australia.................... $   348,456 $ 5,868,220     --  $  6,216,676
   Austria......................          --     498,537     --       498,537
   Belgium......................      99,264   1,333,854     --     1,433,118
   Canada.......................   7,920,814       2,648     --     7,923,462
   China........................          --      13,921     --        13,921
   Denmark......................          --   1,263,650     --     1,263,650
   Finland......................     235,358   1,690,042     --     1,925,400
   France.......................     585,907   7,653,812     --     8,239,719
   Germany......................     290,076   6,258,296     --     6,548,372
   Greece.......................          --          --     --            --
   Hong Kong....................      41,665   2,715,878     --     2,757,543
   Ireland......................     118,841     526,276     --       645,117
   Israel.......................      23,435     529,633     --       553,068
   Italy........................     240,217   2,846,947     --     3,087,164
   Japan........................     849,353  22,405,412     --    23,254,765
   Netherlands..................     379,388   2,370,162     --     2,749,550
   New Zealand..................          --     295,347     --       295,347
   Norway.......................      80,588     818,816     --       899,404
   Portugal.....................          --     321,902     --       321,902
   Singapore....................          --   1,173,178     --     1,173,178
   Spain........................     508,276   2,325,360     --     2,833,636
   Sweden.......................      73,189   3,042,665     --     3,115,854
   Switzerland..................     352,026   5,828,997     --     6,181,023
   United Kingdom...............   4,710,451  15,131,248     --    19,841,699
   United States................      58,717       1,569     --        60,286
Preferred Stocks
   Germany......................          --      89,548     --        89,548
Rights/Warrants
   Canada.......................          --          35     --            35
Securities Lending Collateral...          --   4,691,656     --     4,691,656
                                 ----------- ----------- ------  ------------
TOTAL                            $16,916,021 $89,697,609     --  $106,613,630
                                 =========== =========== ======  ============


                                     1025

                          WORLD CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc....................... 5,051,249 $ 92,589,396
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc................ 5,562,836   68,589,770
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc................ 1,074,426   19,339,669
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $181,240,138)......................            180,518,835
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.114%
   (Cost $117,190)......................................   117,190      117,190
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%)
      (Cost $181,357,328)^^.............................           $180,636,025
                                                                   ============

                                     1026

WORLD CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Fund's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
Affiliated Investment Companies.... $180,518,835   --      --    $180,518,835
Temporary Cash Investments.........      117,190   --      --         117,190
                                    ------------   --      --    ------------
TOTAL.............................. $180,636,025   --      --    $180,636,025
                                    ============   ==      ==    ============


                                     1027

                              DFA LTIP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          FACE
                                                        AMOUNT^^^
                                                          (000)    VALUE+
                                                        --------- --------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
   0.625%, 02/15/43....................................   $ 53    $ 49,295
   1.375%, 02/15/44....................................    136     145,652
                                                                  --------
TOTAL U.S. TREASURY OBLIGATIONS........................            194,947
                                                                  --------
TOTAL INVESTMENTS -- (100.0%) (Cost $212,669)^^........           $194,947
                                                                  ========

                                     1028

DFA LTIP PORTFOLIO
CONTINUED

Summary of the Fund's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3   TOTAL
                                    -------   ----------  -------  --------
U.S. Treasury Obligations..........   --      $  194,947    --     $194,947
                                      --      ----------    --     --------
TOTAL..............................   --      $  194,947    --     $194,947
                                      ==      ==========    ==     ========

                                     1029

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES   VALUE+
                                                       ------ ----------
COMMON STOCKS -- (88.4%)

Consumer Discretionary -- (14.5%)
*   1-800-Flowers.com, Inc. Class A...................  4,043 $   40,228
    A. H. Belo Corp. Class A..........................  1,763      9,079
    Aaron's, Inc......................................  7,257    268,364
#   Abercrombie & Fitch Co. Class A...................  5,896    118,451
    Advance Auto Parts, Inc...........................  1,545    269,154
#*  Aeropostale, Inc..................................  6,474      9,776
*   Amazon.com, Inc...................................  3,400  1,822,910
*   Ambassadors Group, Inc............................  1,110      2,575
    AMC Entertainment Holdings, Inc. Class A..........  1,800     58,050
#*  AMC Networks, Inc. Class A........................  2,764    232,784
*   America's Car-Mart, Inc...........................  1,100     50,886
*   American Axle & Manufacturing Holdings, Inc.......  5,209    104,076
#   American Eagle Outfitters, Inc.................... 17,493    310,501
*   American Public Education, Inc....................  2,102     54,379
*   ANN, Inc..........................................  6,568    300,486
*   Apollo Education Group, Inc. Class A.............. 12,336    158,024
    Aramark........................................... 13,952    443,953
    Arctic Cat, Inc...................................  1,500     42,915
    Ark Restaurants Corp..............................    120      2,922
*   Asbury Automotive Group, Inc......................  3,749    331,037
#*  Ascena Retail Group, Inc.......................... 17,354    217,272
*   Ascent Capital Group, Inc. Class A................    900     35,127
#   Autoliv, Inc......................................  4,570    480,764
*   AutoNation, Inc...................................  8,474    528,269
*   AutoZone, Inc.....................................    400    280,376
*   Ballantyne Strong, Inc............................    900      4,095
#*  Barnes & Noble, Inc...............................  6,724    176,774
    Bassett Furniture Industries, Inc.................  1,200     39,348
*   Beazer Homes USA, Inc.............................  1,140     21,865
#   bebe stores, Inc.................................. 14,150     26,036
#*  Bed Bath & Beyond, Inc............................ 11,834    771,932
*   Belmond, Ltd. Class A............................. 11,073    134,094
#   Best Buy Co., Inc................................. 23,322    753,067
    Big 5 Sporting Goods Corp.........................  2,401     26,435
#   Big Lots, Inc.....................................  6,817    294,358
*   Biglari Holdings, Inc.............................      1        435
    Bloomin' Brands, Inc.............................. 15,591    363,114
#*  Blue Nile, Inc....................................  1,050     33,306
*   Blyth, Inc........................................  1,150      5,301
#   Bob Evans Farms, Inc..............................  2,625    131,040
#   Bon-Ton Stores, Inc. (The)........................  1,300      5,681
*   Books-A-Million, Inc..............................    600      1,932
    BorgWarner, Inc................................... 14,632    727,357
*   Bridgepoint Education, Inc........................  4,786     45,084
*   Bright Horizons Family Solutions, Inc.............  4,941    297,646
#   Brinker International, Inc........................  3,391    203,121
#   Brunswick Corp....................................  5,516    292,844
#   Buckle, Inc. (The)................................  1,193     52,766
*   Build-A-Bear Workshop, Inc........................  1,400     24,430
*   Burlington Stores, Inc............................  3,083    169,688
#*  Cabela's, Inc.....................................  5,590    248,364

                                     1030

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   Cable One, Inc....................................    500 $  207,610
#   Cablevision Systems Corp. Class A................. 10,800    304,776
    Caleres, Inc......................................  4,171    137,810
#   Callaway Golf Co..................................  5,865     53,723
*   Cambium Learning Group, Inc.......................  2,515     11,820
    Capella Education Co..............................  1,786     91,997
*   Career Education Corp.............................  8,336     26,508
*   CarMax, Inc.......................................  9,225    595,105
*   Carmike Cinemas, Inc..............................  1,500     37,575
    Carnival Corp.....................................  6,748    359,601
    Carriage Services, Inc............................  1,352     32,489
*   Carrols Restaurant Group, Inc.....................  3,178     35,022
    Carter's, Inc.....................................  3,883    393,775
    Cato Corp. (The) Class A..........................  2,682    103,016
*   Cavco Industries, Inc.............................    680     49,694
    CBS Corp. Class A.................................    234     13,041
    CBS Corp. Class B.................................  9,928    530,850
*   Charles & Colvard, Ltd............................    612        881
*   Charter Communications, Inc. Class A..............  1,993    370,419
    Cheesecake Factory, Inc. (The)....................  6,109    352,734
    Cherokee, Inc.....................................    813     22,821
    Chico's FAS, Inc.................................. 15,122    230,157
    Children's Place, Inc. (The)......................  2,085    120,721
*   Chipotle Mexican Grill, Inc.......................    300    222,669
    Choice Hotels International, Inc..................  2,560    129,690
*   Christopher & Banks Corp..........................  3,927     12,684
    Cinemark Holdings, Inc............................ 12,924    509,981
*   Citi Trends, Inc..................................  1,712     40,763
    Clear Channel Outdoor Holdings, Inc. Class A......  1,900     18,354
    ClubCorp Holdings, Inc............................  8,457    197,217
#   Coach, Inc........................................ 12,976    404,851
    Collectors Universe, Inc..........................    700     14,112
    Columbia Sportswear Co............................  4,896    350,260
    Comcast Corp. Class A............................. 88,751  5,538,950
#   Comcast Corp. Special Class A..................... 18,144  1,131,097
#*  Conn's, Inc.......................................  3,060    105,631
    Cooper Tire & Rubber Co...........................  6,800    223,924
#*  Cooper-Standard Holding, Inc......................    691     44,431
#   Cracker Barrel Old Country Store, Inc.............  2,523    383,218
#*  Crocs, Inc........................................  6,759    106,319
*   Crown Media Holdings, Inc. Class A................ 16,972     75,865
    CSS Industries, Inc...............................    770     21,860
    CST Brands, Inc...................................  9,159    346,943
    Culp, Inc.........................................  1,205     36,451
*   Cumulus Media, Inc. Class A.......................  6,797     11,215
    Dana Holding Corp................................. 21,346    396,182
#*  Deckers Outdoor Corp..............................  3,337    243,201
    Delphi Automotive P.L.C...........................  3,700    288,896
*   Delta Apparel, Inc................................    600      7,374
*   Denny's Corp......................................  5,832     68,584
    Destination Maternity Corp........................  1,363     13,453
#*  Destination XL Group, Inc.........................  3,677     17,981
#   DeVry Education Group, Inc........................  5,721    173,804

                                     1031

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
#*  Diamond Resorts International, Inc................   5,367 $  168,202
    Dick's Sporting Goods, Inc........................  10,348    527,541
    Dillard's, Inc. Class A...........................   4,423    450,615
    DineEquity, Inc...................................   3,003    312,342
*   Discovery Communications, Inc.....................   5,703    172,801
#*  Discovery Communications, Inc. Class A............   3,100    102,362
*   DISH Network Corp. Class A........................   2,278    147,182
#*  Dixie Group, Inc. (The)...........................   1,369     13,430
    Dollar General Corp...............................  11,430    918,629
*   Dollar Tree, Inc..................................   5,450    425,263
    Domino's Pizza, Inc...............................   2,600    295,984
#*  Dorman Products, Inc..............................   4,152    219,143
    DR Horton, Inc....................................  13,343    396,154
#*  DreamWorks Animation SKG, Inc. Class A............   6,140    148,035
    Drew Industries, Inc..............................   3,148    184,662
    DSW, Inc. Class A.................................   6,303    204,974
#   Dunkin' Brands Group, Inc.........................   6,052    326,142
    Emerson Radio Corp................................   1,100      1,386
*   Entercom Communications Corp. Class A.............   2,874     30,263
    Entravision Communications Corp. Class A..........   7,957     61,030
    Escalade, Inc.....................................     750     12,945
#   Ethan Allen Interiors, Inc........................   2,800     84,532
#*  EVINE Live, Inc...................................   3,340      7,315
    EW Scripps Co. (The) Class A......................   5,597    122,966
    Expedia, Inc......................................   2,653    322,180
*   Express, Inc......................................   8,479    161,440
#*  Famous Dave's Of America, Inc.....................     843     15,014
*   Federal-Mogul Holdings Corp.......................   8,186     91,683
*   Fiesta Restaurant Group, Inc......................   1,467     85,277
    Finish Line, Inc. (The) Class A...................   5,243    144,130
#*  Five Below, Inc...................................   4,041    148,992
    Flexsteel Industries, Inc.........................     648     25,868
#   Foot Locker, Inc..................................   9,022    636,502
    Ford Motor Co..................................... 167,143  2,478,731
#*  Fossil Group, Inc.................................   3,088    212,300
*   Fox Factory Holding Corp..........................   5,023     79,765
*   Francesca's Holdings Corp.........................   4,910     59,706
#   Fred's, Inc. Class A..............................   4,237     76,435
    Frisch's Restaurants, Inc.........................     382     12,873
#*  FTD Cos., Inc.....................................   2,211     64,406
#*  Fuel Systems Solutions, Inc.......................   2,116     13,161
#*  G-III Apparel Group, Ltd..........................   3,988    288,053
#*  Gaiam, Inc. Class A...............................     597      4,143
#   GameStop Corp. Class A............................  13,200    605,220
*   Gaming Partners International Corp................     400      4,020
*   Gannett Co., Inc..................................   5,008     63,351
#   Gap, Inc. (The)...................................   8,008    292,132
    Garmin, Ltd.......................................   7,197    301,626
    General Motors Co.................................  53,144  1,674,567
*   Genesco, Inc......................................   2,198    142,189
    Gentex Corp.......................................  26,232    421,811
*   Gentherm, Inc.....................................   3,727    187,580
#   Genuine Parts Co..................................   3,912    347,972

                                     1032

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    GNC Holdings, Inc. Class A........................ 11,330 $  557,549
    Goodyear Tire & Rubber Co. (The).................. 17,751    534,838
#*  GoPro, Inc. Class A...............................    900     55,890
#*  Gordmans Stores, Inc..............................  1,178      6,491
    Graham Holdings Co. Class B.......................    500    344,780
*   Grand Canyon Education, Inc.......................  5,275    229,093
*   Gray Television, Inc..............................  6,493    109,667
*   Green Brick Partners, Inc.........................  4,161     50,182
    Group 1 Automotive, Inc...........................  2,694    261,237
#*  Groupon, Inc...................................... 12,334     59,450
#   Guess?, Inc.......................................  6,685    146,335
#   H&R Block, Inc....................................  6,388    212,656
    Hanesbrands, Inc..................................  9,600    297,888
    Harley-Davidson, Inc..............................  5,536    322,749
    Harman International Industries, Inc..............  3,536    380,686
    Harte-Hanks, Inc..................................  7,584     35,569
#   Hasbro, Inc.......................................  2,562    201,732
    Haverty Furniture Cos., Inc.......................  2,057     45,624
*   Helen of Troy, Ltd................................  2,520    221,206
#*  hhgregg, Inc......................................  2,852      9,554
#*  Hibbett Sports, Inc...............................  2,337    106,450
*   Hilton Worldwide Holdings, Inc.................... 12,434    333,853
    Home Depot, Inc. (The)............................ 13,337  1,560,829
    Hooker Furniture Corp.............................    554     13,822
*   Horizon Global Corp...............................  1,406     17,603
*   Houghton Mifflin Harcourt Co...................... 10,970    286,646
#*  Hovnanian Enterprises, Inc. Class A...............  4,418      8,924
    HSN, Inc..........................................  3,549    260,887
*   Hyatt Hotels Corp. Class A........................    906     50,582
#*  Iconix Brand Group, Inc...........................  5,768    125,339
*   Installed Building Products, Inc..................  1,096     29,778
    International Speedway Corp. Class A..............  2,160     74,023
    Interpublic Group of Cos., Inc. (The).............  9,100    193,830
    Interval Leisure Group, Inc.......................  5,640    120,245
*   Intrawest Resorts Holdings, Inc...................    910      9,073
#*  iRobot Corp.......................................  1,239     38,149
#*  ITT Educational Services, Inc.....................    800      2,944
    Jack in the Box, Inc..............................  2,815    267,425
#*  JAKKS Pacific, Inc................................    496      4,886
#*  Jamba, Inc........................................  1,100     17,919
#*  JC Penney Co., Inc................................ 20,488    168,821
    John Wiley & Sons, Inc. Class A...................  4,825    255,773
    John Wiley & Sons, Inc. Class B...................    312     16,714
    Johnson Controls, Inc............................. 16,342    744,541
    Johnson Outdoors, Inc. Class A....................    666     14,053
    Journal Media Group, Inc..........................  1,638     13,251
*   K12, Inc..........................................  4,300     56,717
#*  Kate Spade & Co...................................  3,795     76,355
#   KB Home...........................................  6,016     96,136
    Kirkland's, Inc...................................  1,734     47,303
#   Kohl's Corp....................................... 12,893    790,599
#*  Krispy Kreme Doughnuts, Inc.......................  4,347     81,028
    L Brands, Inc.....................................  2,900    234,088

                                     1033

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   La Quinta Holdings, Inc........................... 10,470 $  222,173
    La-Z-Boy, Inc.....................................  5,515    140,081
*   Lakeland Industries, Inc..........................    300      3,150
#*  Lands' End, Inc...................................  1,188     28,013
*   LeapFrog Enterprises, Inc.........................  6,900      6,478
    Lear Corp.........................................  5,197    540,852
#*  Lee Enterprises, Inc..............................  1,100      3,366
#   Leggett & Platt, Inc..............................  3,142    150,219
#   Lennar Corp. Class A..............................  6,897    365,817
    Lennar Corp. Class B..............................    755     33,114
    Libbey, Inc.......................................  4,404    163,873
*   Liberty Broadband Corp............................  6,092    326,105
*   Liberty Broadband Corp. Class A...................  2,082    112,366
    Liberty Interactive Corp., QVC Group Class
*     A(53071M104).................................... 21,490    624,284
    Liberty Interactive Corp., QVC Group Class
*     A(531229102)....................................  3,630    137,214
*   Liberty Media Corp................................  8,335    314,229
    Liberty Tax, Inc..................................  1,200     31,512
*   Liberty TripAdvisor Holdings, Inc. Class A........  6,422    188,100
*   Liberty TripAdvisor Holdings, Inc. Class B........      6        191
*   Liberty Ventures Series A......................... 13,111    543,844
#*  Liberty Ventures Series B.........................     14        589
    Lifetime Brands, Inc..............................    806     11,719
#   Lincoln Educational Services Corp.................  1,400      2,058
    Lions Gate Entertainment Corp.....................  4,004    156,877
    Lithia Motors, Inc. Class A.......................  2,490    298,028
*   Live Nation Entertainment, Inc.................... 10,930    286,585
*   LKQ Corp.......................................... 15,252    479,828
*   Loral Space & Communications, Inc.................    771     48,843
    Lowe's Cos., Inc.................................. 13,724    951,897
*   Luby's, Inc.......................................  1,850      8,972
*   Lululemon Athletica, Inc..........................  2,568    161,424
#*  Lumber Liquidators Holdings, Inc..................  1,700     32,810
*   M/I Homes, Inc....................................  2,700     67,716
    Macy's, Inc.......................................  8,856    611,595
*   Madison Square Garden Co. (The) Class A...........  4,558    380,137
    Marcus Corp. (The)................................  1,500     31,440
    Marine Products Corp..............................    880      5,482
*   MarineMax, Inc....................................  2,363     42,676
    Marriott International, Inc. Class A..............  1,800    130,698
    Marriott Vacations Worldwide Corp.................  2,857    238,845
*   Martha Stewart Living Omnimedia, Inc. Class A.....  3,017     18,313
#   Mattel, Inc....................................... 12,574    291,843
*   Mattress Firm Holding Corp........................    851     52,634
*   McClatchy Co. (The) Class A.......................  6,574      5,325
    McDonald's Corp................................... 10,952  1,093,667
#   MDC Holdings, Inc.................................  5,029    150,166
#*  Media General, Inc................................  9,860    156,478
    Men's Wearhouse, Inc. (The).......................  4,405    262,186
    Meredith Corp.....................................  3,898    186,792
*   Meritage Homes Corp...............................  4,326    195,103
*   Michael Kors Holdings, Ltd........................  3,600    151,164
*   Modine Manufacturing Co...........................  4,909     49,728
*   Mohawk Industries, Inc............................  2,925    589,651

                                     1034

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
#   Monro Muffler Brake, Inc..........................  2,496 $157,872
    Morningstar, Inc..................................  2,220  189,122
*   Motorcar Parts of America, Inc....................  2,025   60,001
    Movado Group, Inc.................................  1,800   45,594
*   Murphy USA, Inc...................................  6,295  344,714
    NACCO Industries, Inc. Class A....................    500   25,385
    Nathan's Famous, Inc..............................    600   18,432
    National CineMedia, Inc...........................  5,258   81,499
*   Nautilus, Inc.....................................  3,810   80,505
*   Netflix, Inc......................................  2,800  320,068
*   New York & Co., Inc...............................  5,501   12,377
#   New York Times Co. (The) Class A..................  9,690  128,102
    Newell Rubbermaid, Inc............................  4,702  203,503
*   News Corp. Class A................................ 14,107  207,796
*   News Corp. Class B................................  7,075  100,960
    Nexstar Broadcasting Group, Inc. Class A..........  2,158  123,783
    NIKE, Inc. Class B................................  5,720  659,058
*   Noodles & Co......................................    700   10,836
    Nordstrom, Inc....................................  4,469  341,029
*   Norwegian Cruise Line Holdings, Ltd...............  7,699  480,572
    Nutrisystem, Inc..................................  2,677   80,444
*   NVR, Inc..........................................    149  222,016
*   O'Reilly Automotive, Inc..........................  2,219  533,248
*   Office Depot, Inc................................. 42,218  337,744
#   Omnicom Group, Inc................................  5,266  384,839
*   Orbitz Worldwide, Inc.............................  7,538   85,029
    Outerwall, Inc....................................  1,885  133,496
*   Overstock.com, Inc................................    945   19,996
    Oxford Industries, Inc............................  2,069  173,651
#*  Pacific Sunwear of California, Inc................  4,200    2,692
*   Panera Bread Co. Class A..........................  1,600  326,592
    Papa John's International, Inc....................  2,782  210,208
    Penske Automotive Group, Inc......................  9,775  527,850
*   Pep Boys-Manny, Moe & Jack (The)..................  5,300   62,805
#*  Perfumania Holdings, Inc..........................    260    1,459
*   Perry Ellis International, Inc....................  1,810   43,603
#   PetMed Express, Inc...............................  1,883   31,729
#   Pier 1 Imports, Inc...............................  8,159   96,358
#   Polaris Industries, Inc...........................  1,500  205,590
    Pool Corp.........................................  2,790  196,472
*   Popeyes Louisiana Kitchen, Inc....................  1,622   98,423
*   Priceline Group, Inc. (The).......................    661  822,000
    PulteGroup, Inc................................... 13,645  282,724
    PVH Corp..........................................  3,309  383,976
#*  Quiksilver, Inc................................... 11,174    5,124
    Ralph Lauren Corp.................................  2,695  339,274
*   Reading International, Inc. Class A...............  2,550   30,039
*   Red Lion Hotels Corp..............................  1,300   10,582
*   Red Robin Gourmet Burgers, Inc....................  1,336  122,444
#   Regal Entertainment Group Class A.................  5,943  122,426
*   Regis Corp........................................  4,906   71,775
    Remy International, Inc...........................  3,079   91,138
#   Rent-A-Center, Inc................................  5,611  150,319

                                     1035

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   Rentrak Corp......................................    600 $   41,082
#*  Restoration Hardware Holdings, Inc................  1,700    172,482
    Rocky Brands, Inc.................................    402      7,300
    Ross Stores, Inc..................................  6,392    339,799
#   Royal Caribbean Cruises, Ltd......................  7,893    709,186
*   Ruby Tuesday, Inc.................................  5,355     39,306
#   Ryland Group, Inc. (The)..........................  4,627    210,390
    Saga Communications, Inc. Class A.................    347     14,053
    Salem Media Group, Inc. Class A...................  1,500      9,645
*   Sally Beauty Holdings, Inc........................  6,985    208,083
    Scholastic Corp...................................  2,900    124,961
#   Scripps Networks Interactive, Inc. Class A........  2,293    143,496
#   SeaWorld Entertainment, Inc....................... 14,135    245,101
*   Select Comfort Corp...............................  5,337    138,975
    Service Corp. International....................... 26,746    816,020
*   Shiloh Industries, Inc............................  1,671     18,849
    Shoe Carnival, Inc................................  2,230     63,131
#*  Shutterfly, Inc...................................  3,660    158,295
    Signet Jewelers, Ltd..............................  3,822    463,303
    Sinclair Broadcast Group, Inc. Class A............  4,043    117,328
#*  Sirius XM Holdings, Inc........................... 31,815    125,987
#   Six Flags Entertainment Corp......................  5,326    248,405
*   Sizmek, Inc.......................................  2,881     22,357
*   Skechers U.S.A., Inc. Class A.....................  2,912    438,110
*   Skullcandy, Inc...................................  1,600     11,696
*   Skyline Corp......................................    400      1,308
    Sonic Automotive, Inc. Class A....................  4,084     95,116
    Sonic Corp........................................  4,075    121,109
#   Sotheby's.........................................  7,252    303,351
    Spartan Motors, Inc...............................  3,249     14,426
    Speedway Motorsports, Inc.........................  3,766     78,898
    Stage Stores, Inc.................................  3,367     59,259
    Standard Motor Products, Inc......................  2,454     89,743
#*  Standard Pacific Corp............................. 26,336    236,761
*   Stanley Furniture Co., Inc........................    661      2,023
    Staples, Inc...................................... 21,522    316,589
    Starbucks Corp.................................... 15,308    886,792
    Starwood Hotels & Resorts Worldwide, Inc..........  3,441    273,422
#*  Starz.............................................  5,158    208,641
*   Starz Class B.....................................     87      3,605
    Stein Mart, Inc...................................  6,605     67,305
*   Steiner Leisure, Ltd..............................    969     55,911
*   Steven Madden, Ltd................................  6,516    271,587
*   Stoneridge, Inc...................................  2,545     30,973
    Strattec Security Corp............................    200     14,058
*   Strayer Education, Inc............................    800     44,488
#   Sturm Ruger & Co., Inc............................  1,000     60,020
    Superior Industries International, Inc............  2,981     50,438
    Superior Uniform Group, Inc.......................    986     18,961
    Sypris Solutions, Inc.............................  1,400      1,750
#*  Systemax, Inc.....................................  2,256     15,386
    Target Corp....................................... 17,546  1,436,140
*   Taylor Morrison Home Corp. Class A................  2,859     55,036

                                     1036

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    TEGNA, Inc........................................ 11,017 $  320,925
*   Tempur Sealy International, Inc...................  2,572    194,315
*   Tenneco, Inc......................................  4,572    227,731
#*  Tesla Motors, Inc.................................    280     74,522
#   Texas Roadhouse, Inc..............................  7,300    287,547
    Thor Industries, Inc..............................  4,958    277,053
    Tiffany & Co......................................  2,128    203,650
*   Tile Shop Holdings, Inc...........................    500      7,140
*   Tilly's, Inc. Class A.............................    732      6,625
    Time Warner Cable, Inc............................  9,373  1,780,964
    Time Warner, Inc.................................. 16,817  1,480,569
    Time, Inc......................................... 10,559    235,677
    TJX Cos., Inc. (The)..............................  7,317    510,873
*   Toll Brothers, Inc................................  6,600    256,872
*   TopBuild Corp.....................................    847     24,360
*   Tower International, Inc..........................  2,023     52,861
#*  Town Sports International Holdings, Inc...........  1,582      3,607
#   Tractor Supply Co.................................  3,032    280,521
*   Trans World Entertainment Corp....................    200        704
#*  TRI Pointe Group, Inc............................. 13,799    204,225
#*  TripAdvisor, Inc..................................  2,369    188,051
*   Tuesday Morning Corp..............................  1,700     15,946
#*  Tumi Holdings, Inc................................  6,959    133,961
#   Tupperware Brands Corp............................  2,767    161,786
    Twenty-First Century Fox, Inc. Class A............ 20,184    696,146
    Twenty-First Century Fox, Inc. Class B............  6,200    207,824
*   Ulta Salon Cosmetics & Fragrance, Inc.............  3,400    564,502
#*  Under Armour, Inc. Class A........................  2,600    258,258
*   Unifi, Inc........................................  1,402     43,266
*   Universal Electronics, Inc........................  1,382     71,643
    Universal Technical Institute, Inc................  1,356      8,638
#*  Urban Outfitters, Inc............................. 14,395    469,565
*   US Auto Parts Network, Inc........................  1,256      2,870
    Vail Resorts, Inc.................................  3,904    428,230
    Value Line, Inc...................................    213      2,797
    VF Corp...........................................  3,356    258,714
    Viacom, Inc. Class A..............................    100      5,715
    Viacom, Inc. Class B..............................  3,419    194,883
#*  Vince Holding Corp................................  1,500     14,715
*   Vista Outdoor, Inc................................  4,045    190,803
*   Visteon Corp......................................  3,513    349,649
#*  Vitamin Shoppe, Inc...............................  2,642     97,120
*   VOXX International Corp...........................  2,097     16,776
    Walt Disney Co. (The)............................. 27,965  3,355,800
*   WCI Communities, Inc..............................  1,360     34,326
#*  Weight Watchers International, Inc................    800      3,200
    Wendy's Co. (The)................................. 34,658    355,591
*   West Marine, Inc..................................  2,272     20,630
#   Weyco Group, Inc..................................  1,047     30,216
    Whirlpool Corp....................................  4,120    732,248
#*  William Lyon Homes Class A........................  2,672     63,754
    Williams-Sonoma, Inc..............................  2,819    238,657
    Winmark Corp......................................    400     40,544

                                     1037

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Discretionary -- (Continued)
#   Winnebago Industries, Inc.........................  3,180 $    71,009
#   Wolverine World Wide, Inc.........................  9,624     282,176
    Wyndham Worldwide Corp............................  3,400     280,568
    Yum! Brands, Inc..................................  4,438     389,479
*   Zagg, Inc.........................................  3,143      24,421
#*  Zumiez, Inc.......................................  3,207      83,703
                                                              -----------
Total Consumer Discretionary..........................         98,140,243
                                                              -----------
Consumer Staples -- (4.9%)
#   Alico, Inc........................................    722      32,360
    Andersons, Inc. (The).............................  2,371      88,438
#   Avon Products, Inc................................ 13,732      77,860
    B&G Foods, Inc....................................  7,413     218,906
#*  Boulder Brands, Inc...............................  5,333      44,424
    Bunge, Ltd........................................  5,322     424,962
#   Cal-Maine Foods, Inc..............................  4,030     218,265
    Calavo Growers, Inc...............................  1,958     106,731
#   Campbell Soup Co..................................  7,570     373,277
    Casey's General Stores, Inc.......................  5,256     537,242
*   Central Garden & Pet Co...........................    800       7,352
*   Central Garden & Pet Co. Class A..................  4,600      46,368
#*  Chefs' Warehouse, Inc. (The)......................  2,008      34,538
#   Clorox Co. (The)..................................  3,119     349,141
#   Coca-Cola Bottling Co. Consolidated...............    835     135,270
    Coca-Cola Co. (The)............................... 51,918   2,132,791
    Coca-Cola Enterprises, Inc........................  6,485     331,254
    Colgate-Palmolive Co..............................  9,625     654,692
    ConAgra Foods, Inc................................ 10,967     483,206
    Costco Wholesale Corp.............................  5,196     754,979
    Coty, Inc. Class A................................  2,200      58,806
    CVS Health Corp................................... 26,080   2,933,218
*   Darling Ingredients, Inc.......................... 13,939     179,116
    Dean Foods Co.....................................  7,794     138,733
*   Diamond Foods, Inc................................  2,694      87,043
    Dr Pepper Snapple Group, Inc......................  4,291     344,224
    Edgewell Personal Care Co.........................  2,767     264,830
*   Energizer Holdings, Inc...........................  2,167      83,451
    Estee Lauder Cos., Inc. (The) Class A.............  2,392     213,151
*   Farmer Bros Co....................................  2,029      48,006
#   Flowers Foods, Inc................................ 18,695     404,934
    Fresh Del Monte Produce, Inc......................  5,871     232,022
#*  Fresh Market, Inc. (The)..........................  3,200      97,600
    General Mills, Inc................................  7,633     444,317
#*  Hain Celestial Group, Inc. (The)..................  5,300     360,294
#*  Herbalife, Ltd....................................  4,080     205,999
    Hormel Foods Corp.................................  5,607     331,990
*   HRG Group, Inc.................................... 18,099     257,911
#   Ingles Markets, Inc. Class A......................  1,571      72,706
    Ingredion, Inc....................................  7,690     678,258
    Inter Parfums, Inc................................  2,557      77,707
*   Inventure Foods, Inc..............................  2,048      20,132
    J&J Snack Foods Corp..............................  1,779     210,562
#   JM Smucker Co. (The)..............................  4,449     496,909

                                     1038

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Staples -- (Continued)
    John B. Sanfilippo & Son, Inc.....................  1,000 $   51,990
    Kellogg Co........................................  2,818    186,467
#   Keurig Green Mountain, Inc........................  1,345    100,929
    Kimberly-Clark Corp...............................  4,048    465,399
    Kraft Heinz Co. (The).............................  7,422    589,826
    Kroger Co. (The).................................. 12,086    474,255
    Lancaster Colony Corp.............................  2,193    204,410
*   Landec Corp.......................................  2,933     39,156
*   Lifeway Foods, Inc................................    300      4,416
    Limoneira Co......................................  1,022     21,043
*   Mannatech, Inc....................................     40        692
    McCormick & Co., Inc.(579780107)..................     90      7,373
#   McCormick & Co., Inc.(579780206)..................  2,270    186,163
    Mead Johnson Nutrition Co.........................  4,400    388,916
*   Medifast, Inc.....................................  1,758     54,269
    Mondelez International, Inc. Class A.............. 29,452  1,329,169
*   Monster Beverage Corp.............................  3,919    601,762
*   National Beverage Corp............................  2,957     70,288
*   Natural Grocers by Vitamin Cottage, Inc...........  2,621     70,086
    Nature's Sunshine Products, Inc...................  1,300     16,289
#   Nu Skin Enterprises, Inc. Class A.................  4,768    189,051
*   Nutraceutical International Corp..................    930     22,478
    Oil-Dri Corp. of America..........................    300      7,878
*   Omega Protein Corp................................  2,490     35,408
#   Orchids Paper Products Co.........................    552     13,932
    PepsiCo, Inc...................................... 19,470  1,875,934
#   Pilgrim's Pride Corp.............................. 11,040    238,906
    Pinnacle Foods, Inc............................... 12,524    562,954
#*  Post Holdings, Inc................................  4,665    250,697
#   Pricesmart, Inc...................................  2,141    207,484
    Procter & Gamble Co. (The)........................ 41,443  3,178,678
*   Revlon, Inc. Class A..............................  2,672     96,112
*   Rite Aid Corp..................................... 19,981    178,031
    Rocky Mountain Chocolate Factory, Inc.............    400      5,192
#   Sanderson Farms, Inc..............................  3,290    236,913
*   Seneca Foods Corp. Class A........................  1,000     29,190
#   Snyder's-Lance, Inc...............................  5,772    187,705
    SpartanNash Co....................................  4,100    132,061
    Spectrum Brands Holdings, Inc.....................  5,442    576,580
#*  Sprouts Farmers Market, Inc.......................  4,788    117,402
*   SUPERVALU, Inc.................................... 18,800    173,336
#   Sysco Corp........................................ 10,490    380,892
#   Tootsie Roll Industries, Inc......................  1,656     53,770
*   TreeHouse Foods, Inc..............................  3,272    268,173
    Tyson Foods, Inc. Class A......................... 16,918    750,313
*   United Natural Foods, Inc.........................  3,563    162,223
#*  USANA Health Sciences, Inc........................  1,200    149,580
    Village Super Market, Inc. Class A................  1,203     34,502
    Walgreens Boots Alliance, Inc..................... 21,457  2,073,390
    WD-40 Co..........................................  1,300    116,519
    Weis Markets, Inc.................................  2,323     97,961
*   WhiteWave Foods Co. (The) Class A.................  8,410    434,124

                                     1039

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Staples -- (Continued)
    Whole Foods Market, Inc...........................  7,041 $   256,292
                                                              -----------
Total Consumer Staples................................         33,250,534
                                                              -----------
Energy -- (8.7%)
    Adams Resources & Energy, Inc.....................    317      15,143
    Alon USA Energy, Inc..............................  7,498     139,538
    Anadarko Petroleum Corp........................... 11,155     829,374
    Apache Corp....................................... 12,872     590,310
#*  Approach Resources, Inc...........................  1,880       7,313
#*  Arch Coal, Inc....................................  5,856       1,055
#   Atwood Oceanics, Inc..............................  5,597     116,418
    Baker Hughes, Inc................................. 11,739     682,623
#*  Basic Energy Services, Inc........................  4,510      27,240
#*  Bill Barrett Corp.................................  3,669      20,840
*   Bonanza Creek Energy, Inc.........................  5,427      42,385
#   Bristow Group, Inc................................  3,443     155,107
#*  C&J Energy Services, Ltd..........................  4,789      46,214
#   Cabot Oil & Gas Corp..............................  5,884     153,925
#   California Resources Corp......................... 14,455      61,145
#*  Callon Petroleum Co...............................  6,901      45,133
*   Cameron International Corp........................  8,927     450,456
#   CARBO Ceramics, Inc...............................  2,000      65,700
*   Carrizo Oil & Gas, Inc............................  5,488     209,257
*   Cheniere Energy, Inc..............................  4,300     296,571
#   Chesapeake Energy Corp............................ 30,750     266,295
    Chevron Corp...................................... 48,498   4,291,103
    Cimarex Energy Co.................................  5,036     524,348
#*  Clayton Williams Energy, Inc......................  1,500      60,420
#*  Clean Energy Fuels Corp...........................  6,207      35,752
#*  Cloud Peak Energy, Inc............................  5,067      16,113
*   Cobalt International Energy, Inc.................. 33,373     257,306
    Columbia Pipeline Group, Inc......................  4,677     136,475
#   Comstock Resources, Inc...........................  4,683       5,901
*   Concho Resources, Inc.............................  3,761     400,772
    ConocoPhillips.................................... 43,108   2,170,057
#   CONSOL Energy, Inc................................  7,580     125,222
*   Contango Oil & Gas Co.............................  1,565      14,367
#*  Continental Resources, Inc........................  1,400      46,774
#   Core Laboratories NV..............................  2,200     241,186
#   CVR Energy, Inc...................................  4,948     189,162
*   Dawson Geophysical Co.............................  1,562       6,451
    Delek US Holdings, Inc............................  6,686     238,490
#   Denbury Resources, Inc............................ 24,776      97,617
    Devon Energy Corp................................. 11,789     582,612
    DHT Holdings, Inc.................................  9,539      75,835
#   Diamond Offshore Drilling, Inc....................  9,260     203,257
*   Diamondback Energy, Inc...........................  5,918     398,281
#*  Dril-Quip, Inc....................................  3,592     209,809
#*  Emerald Oil, Inc..................................    152         257
    Energen Corp......................................  3,629     200,321
#   Energy XXI, Ltd...................................  6,596      11,675
*   ENGlobal Corp.....................................  1,300       1,586
    EnLink Midstream LLC..............................  9,855     265,592

                                     1040

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
    EOG Resources, Inc................................  19,792 $ 1,527,745
#*  EP Energy Corp. Class A...........................   7,018      58,741
    EQT Corp..........................................   2,323     178,523
*   Era Group, Inc....................................   1,769      29,949
    Evolution Petroleum Corp..........................     900       4,698
    Exterran Holdings, Inc............................   7,171     177,769
    Exxon Mobil Corp.................................. 157,353  12,463,931
*   FieldPoint Petroleum Corp.........................     100         105
*   FMC Technologies, Inc.............................  12,726     416,904
#*  Forum Energy Technologies, Inc....................   7,073     108,075
#   GasLog, Ltd.......................................   5,790      89,861
#*  Gastar Exploration, Inc...........................   5,400       9,180
#*  Geospace Technologies Corp........................     961      16,760
#   Green Plains, Inc.................................   3,474      77,991
    Gulf Island Fabrication, Inc......................   1,358      15,495
#   Gulfmark Offshore, Inc. Class A...................   1,928      18,162
*   Gulfport Energy Corp..............................   9,471     310,270
#*  Halcon Resources Corp.............................  24,970      27,467
    Halliburton Co....................................  30,727   1,284,081
*   Helix Energy Solutions Group, Inc.................  10,286      86,094
#   Helmerich & Payne, Inc............................   8,261     476,990
    Hess Corp.........................................   9,812     579,006
    HollyFrontier Corp................................  10,832     522,752
#*  Hornbeck Offshore Services, Inc...................   2,781      50,614
#*  ION Geophysical Corp..............................  16,050      12,678
*   Jones Energy, Inc. Class A........................   1,492      10,504
*   Key Energy Services, Inc..........................  15,592      14,190
    Kinder Morgan, Inc................................  46,578   1,613,462
*   Kosmos Energy, Ltd................................  22,995     165,564
#*  Laredo Petroleum Holdings, Inc....................   9,430      80,815
#   LinnCo LLC........................................   8,628      33,649
    Marathon Oil Corp.................................  33,842     711,020
    Marathon Petroleum Corp...........................  29,487   1,612,054
#*  Matador Resources Co..............................   7,692     169,455
*   Matrix Service Co.................................   2,700      52,326
#*  McDermott International, Inc......................  15,569      68,504
*   Mitcham Industries, Inc...........................     900       3,717
#   Murphy Oil Corp...................................  12,301     403,350
    Nabors Industries, Ltd............................  26,627     309,139
#   National Oilwell Varco, Inc.......................   8,218     346,224
*   Natural Gas Services Group, Inc...................   1,108      22,293
*   Newfield Exploration Co...........................  16,084     527,394
*   Newpark Resources, Inc............................   8,826      63,812
#   Noble Corp. P.L.C.................................  17,980     214,861
    Noble Energy, Inc.................................  16,389     577,376
#   Nordic American Tankers, Ltd......................     168       2,523
#*  Northern Oil and Gas, Inc.........................   4,834      23,010
#*  Nuverra Environmental Solutions, Inc..............   1,352       3,813
#*  Oasis Petroleum, Inc..............................  11,012     106,046
    Occidental Petroleum Corp.........................  14,456   1,014,811
#   Oceaneering International, Inc....................   5,972     238,999
*   Oil States International, Inc.....................   6,599     198,696
#   ONEOK, Inc........................................   5,330     201,421

                                     1041

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Energy -- (Continued)
#*  Overseas Shipholding Group, Inc...................  1,675 $    6,030
#*  Pacific Drilling SA...............................  4,590     10,282
    Panhandle Oil and Gas, Inc. Class A...............  1,762     31,399
*   Par Petroleum Corp................................  2,760     49,708
#   Paragon Offshore P.L.C............................  4,329      3,225
*   Parker Drilling Co................................ 12,579     31,951
    Patterson-UTI Energy, Inc......................... 15,658    258,122
    PBF Energy, Inc. Class A..........................  7,105    224,305
#*  PDC Energy, Inc...................................  4,137    194,232
#   Peabody Energy Corp............................... 17,857     21,428
#*  Penn Virginia Corp................................  5,869      7,864
*   PetroQuest Energy, Inc............................  8,603     11,958
*   PHI, Inc..........................................  1,125     31,196
    Phillips 66....................................... 15,351  1,220,405
*   Pioneer Energy Services Corp......................  5,857     21,437
    Pioneer Natural Resources Co......................  3,731    472,979
    QEP Resources, Inc................................ 13,918    193,182
#   Range Resources Corp..............................  6,260    246,268
*   Renewable Energy Group, Inc.......................  4,824     49,205
#*  REX American Resources Corp.......................    885     45,701
#*  Rex Energy Corp...................................  5,942     13,310
#*  Rice Energy, Inc..................................  2,574     46,461
#*  RigNet, Inc.......................................  1,558     40,399
*   Ring Energy, Inc..................................    275      2,247
#   Rowan Cos. P.L.C. Class A......................... 11,295    194,613
#   RPC, Inc.......................................... 15,506    190,724
#*  RSP Permian, Inc..................................  3,973     98,530
#*  SandRidge Energy, Inc............................. 49,244     25,459
    Schlumberger, Ltd................................. 46,293  3,833,986
#   Scorpio Tankers, Inc.............................. 17,652    189,582
#*  SEACOR Holdings, Inc..............................  1,988    125,582
    SemGroup Corp. Class A............................  3,500    248,815
#*  Seventy Seven Energy, Inc.........................  2,119      6,611
#   Ship Finance International, Ltd...................  7,432    124,337
    SM Energy Co......................................  7,275    269,684
*   Southwestern Energy Co............................ 22,879    425,549
#   Spectra Energy Corp...............................  5,821    176,143
*   Stone Energy Corp.................................  5,305     30,716
    Superior Energy Services, Inc..................... 15,977    271,609
#*  Swift Energy Co...................................  2,735      2,000
#*  Synergy Resources Corp............................  9,070     88,251
#   Targa Resources Corp..............................  7,358    650,815
#   Teekay Corp.......................................  7,749    277,492
    Teekay Tankers, Ltd. Class A......................  5,775     41,407
#   Tesco Corp........................................  3,658     35,117
    Tesoro Corp....................................... 10,088    981,966
*   TETRA Technologies, Inc...........................  8,049     38,313
#   Tidewater, Inc....................................  3,764     73,511
#   Transocean, Ltd................................... 29,242    387,749
#*  Triangle Petroleum Corp...........................  6,897     25,588
#*  Ultra Petroleum Corp..............................  5,572     43,350
*   Unit Corp.........................................  4,431     87,424
#   US Silica Holdings, Inc...........................  2,398     54,003

                                     1042

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Energy -- (Continued)
*   Vaalco Energy, Inc................................  4,700 $     6,204
    Valero Energy Corp................................ 23,933   1,570,005
#   W&T Offshore, Inc.................................  7,431      28,015
#*  Warren Resources, Inc.............................  7,700       2,734
#*  Weatherford International P.L.C................... 55,701     594,887
    Western Refining, Inc............................. 13,500     596,160
*   Whiting Petroleum Corp............................ 15,481     317,206
*   Willbros Group, Inc...............................  6,298       5,101
    Williams Cos., Inc. (The).........................  9,238     484,810
    World Fuel Services Corp..........................  6,100     247,965
#*  WPX Energy, Inc................................... 19,946     173,530
                                                              -----------
Total Energy..........................................         58,620,489
                                                              -----------
Financials -- (17.0%).................................
    1st Source Corp...................................  2,827      96,090
    Access National Corp..............................  1,067      20,710
    ACE, Ltd..........................................  5,502     598,453
*   Affiliated Managers Group, Inc....................  1,302     270,686
    Aflac, Inc........................................ 12,253     784,805
    Alexander & Baldwin, Inc..........................  5,393     203,586
*   Alleghany Corp....................................    610     296,539
    Allied World Assurance Co. Holdings AG............  7,733     326,797
    Allstate Corp. (The).............................. 10,954     755,278
*   Ally Financial, Inc............................... 16,360     372,517
*   Altisource Asset Management Corp..................     75       9,943
*   Altisource Portfolio Solutions SA.................  1,456      47,553
*   Ambac Financial Group, Inc........................  4,054      65,026
#   American Equity Investment Life Holding Co........  8,299     245,152
    American Express Co............................... 19,723   1,500,131
    American Financial Group, Inc.....................  7,161     493,751
    American International Group, Inc................. 25,101   1,609,476
    American National Bankshares, Inc.................  1,300      30,784
    American National Insurance Co....................  2,078     222,242
    Ameriprise Financial, Inc.........................  3,976     499,664
    Ameris Bancorp....................................  2,798      75,574
    AMERISAFE, Inc....................................  1,512      75,676
    AmeriServ Financial, Inc..........................    300       1,008
#   Amtrust Financial Services, Inc...................  8,942     621,558
    Aon P.L.C.........................................  3,156     318,030
#*  Arch Capital Group, Ltd...........................  4,522     322,690
    Argo Group International Holdings, Ltd............  2,117     119,356
#   Arrow Financial Corp..............................  1,307      35,995
    Arthur J Gallagher & Co...........................  6,672     316,453
#   Artisan Partners Asset Management, Inc. Class A...  1,661      79,313
    Aspen Insurance Holdings, Ltd.....................  6,259     300,995
    Associated Banc-Corp.............................. 16,173     318,770
    Assurant, Inc.....................................  5,743     428,428
    Assured Guaranty, Ltd............................. 16,703     408,555
*   Asta Funding, Inc.................................    707       5,903
    Astoria Financial Corp............................ 10,608     160,393
#*  Atlanticus Holdings Corp..........................    886       3,473
*   Atlas Financial Holdings, Inc.....................    139       2,566
*   AV Homes, Inc.....................................    800      11,816

                                     1043

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Axis Capital Holdings, Ltd........................   7,521 $  432,909
    Baldwin & Lyons, Inc. Class B.....................   1,666     38,851
    Banc of California, Inc...........................   1,780     21,591
    Bancfirst Corp....................................   1,595    101,458
*   Bancorp, Inc. (The)...............................   4,541     37,917
#   BancorpSouth, Inc.................................  10,644    268,974
    Bank Mutual Corp..................................   5,323     38,698
    Bank of America Corp.............................. 197,426  3,529,977
    Bank of Commerce Holdings.........................     300      1,737
#   Bank of Hawaii Corp...............................   4,532    305,774
    Bank of Marin Bancorp.............................     617     30,029
    Bank of New York Mellon Corp. (The)...............  21,071    914,481
#   Bank of the Ozarks, Inc...........................   5,496    242,484
    BankFinancial Corp................................   2,924     35,351
    BankUnited, Inc...................................   8,423    307,608
    Banner Corp.......................................   2,038     97,131
    Bar Harbor Bankshares.............................     378     12,965
    BB&T Corp.........................................  13,243    533,296
    BBCN Bancorp, Inc.................................   8,289    127,236
*   Beneficial Bancorp, Inc...........................   8,215    105,645
*   Berkshire Hathaway, Inc. Class B..................  17,010  2,428,007
    Berkshire Hills Bancorp, Inc......................   3,138     91,316
    BGC Partners, Inc. Class A........................  15,502    152,695
    BlackRock, Inc....................................   2,388    803,132
    BNC Bancorp.......................................   1,056     23,781
#*  BofI Holding, Inc.................................   1,610    197,789
#   BOK Financial Corp................................   4,407    292,889
    Boston Private Financial Holdings, Inc............   8,729    109,811
#   Bridge Bancorp, Inc...............................     944     24,412
    Brookline Bancorp, Inc............................   8,067     90,915
    Brown & Brown, Inc................................  13,725    459,101
    Bryn Mawr Bank Corp...............................   2,028     58,488
*   BSB Bancorp, Inc..................................     729     15,265
    C&F Financial Corp................................     500     19,000
    Calamos Asset Management, Inc. Class A............   2,328     27,959
#   Camden National Corp..............................     953     38,368
    Cape Bancorp, Inc.................................   1,400     14,854
*   Capital Bank Financial Corp. Class A..............   2,397     71,838
    Capital City Bank Group, Inc......................   2,300     35,512
    Capital One Financial Corp........................  15,067  1,224,947
    Capitol Federal Financial, Inc....................  14,898    179,074
    Cardinal Financial Corp...........................   3,100     72,416
*   Cascade Bancorp...................................   4,992     25,759
#   Cash America International, Inc...................   3,229     89,540
    Cathay General Bancorp............................   8,925    286,582
    CBOE Holdings, Inc................................   4,250    263,415
*   CBRE Group, Inc. Class A..........................   7,084    268,979
    Centerstate Banks, Inc............................   4,391     61,211
    Central Pacific Financial Corp....................   2,777     64,676
    Century Bancorp, Inc. Class A.....................     165      6,872
    Charles Schwab Corp. (The)........................  14,441    503,702
    Charter Financial Corp............................   1,746     21,196
    Chemical Financial Corp...........................   3,644    120,070

                                     1044

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    Chubb Corp. (The).................................  5,679 $  706,070
#   Cincinnati Financial Corp.........................  5,879    324,580
    CIT Group, Inc....................................  6,935    326,222
    Citigroup, Inc.................................... 57,020  3,333,389
#   Citizens & Northern Corp..........................    917     18,102
    Citizens Holding Co...............................    160      3,211
#*  Citizens, Inc.....................................  3,580     24,237
#   City Holding Co...................................  1,381     66,592
    City National Corp................................  4,276    384,455
    Clifton Bancorp, Inc..............................  3,131     42,582
    CME Group, Inc....................................  6,073    583,251
    CNA Financial Corp................................  1,586     62,837
    CNB Financial Corp................................  1,592     27,669
    CNO Financial Group, Inc.......................... 16,379    292,201
    CoBiz Financial, Inc..............................  4,125     52,759
#   Cohen & Steers, Inc...............................    914     28,252
    Columbia Banking System, Inc......................  5,901    193,494
    Comerica, Inc.....................................  6,247    296,295
#   Commerce Bancshares, Inc..........................  9,229    434,594
#   Community Bank System, Inc........................  4,081    156,017
*   Community Bankers Trust Corp......................    100        501
    Community Trust Bancorp, Inc......................  2,016     70,580
    ConnectOne Bancorp, Inc...........................  3,019     64,486
    Consolidated-Tomoka Land Co.......................    400     23,172
*   Consumer Portfolio Services, Inc..................  1,908     11,524
#*  Cowen Group, Inc. Class A......................... 11,008     62,195
    Crawford & Co. Class A............................    900      5,841
#   Crawford & Co. Class B............................  3,450     23,874
#*  Credit Acceptance Corp............................  2,520    605,329
*   CU Bancorp........................................  1,480     32,841
#   Cullen/Frost Bankers, Inc.........................  5,196    376,450
*   Customers Bancorp, Inc............................  2,581     64,912
#   CVB Financial Corp................................ 10,411    184,379
    Diamond Hill Investment Group, Inc................    295     56,785
    Dime Community Bancshares, Inc....................  4,270     72,590
    Discover Financial Services....................... 17,625    983,651
    DNB Financial Corp................................    400     11,200
    Donegal Group, Inc. Class A.......................  2,143     31,866
*   E*TRADE Financial Corp............................ 11,618    330,184
*   Eagle Bancorp, Inc................................  2,028     90,043
    East West Bancorp, Inc............................ 11,443    512,189
#   Eaton Vance Corp..................................  5,953    228,357
*   eHealth, Inc......................................  1,477     24,031
    EMC Insurance Group, Inc..........................  2,214     53,402
    Employers Holdings, Inc...........................  3,663     87,912
#*  Encore Capital Group, Inc.........................  2,316     99,611
    Endurance Specialty Holdings, Ltd.................  4,641    322,503
*   Enova International, Inc..........................  4,008     72,465
*   Enstar Group, Ltd.................................  1,511    241,745
    Enterprise Financial Services Corp................  1,561     37,667
    Erie Indemnity Co. Class A........................  4,911    423,868
    ESSA Bancorp, Inc.................................    800     10,280
    EverBank Financial Corp........................... 11,803    235,352

                                     1045

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Evercore Partners, Inc. Class A...................  3,600 $211,680
#   Everest Re Group, Ltd.............................  2,368  433,628
*   Ezcorp, Inc. Class A..............................  5,130   36,372
*   Farmers Capital Bank Corp.........................    866   22,152
    FBL Financial Group, Inc. Class A.................  1,900  108,319
    Federal Agricultural Mortgage Corp. Class C.......    900   24,075
#   Federated Investors, Inc. Class B.................  6,890  232,262
    Federated National Holding Co.....................  1,400   33,026
    Fidelity Southern Corp............................  1,701   33,067
    Fifth Third Bancorp............................... 38,149  803,799
#   Financial Engines, Inc............................  3,258  149,412
    Financial Institutions, Inc.......................  1,544   37,890
*   First Acceptance Corp.............................    900    2,691
#   First American Financial Corp..................... 10,407  422,316
*   First BanCorp(318672706).......................... 20,520   88,441
    First BanCorp(318910106)..........................  1,900   32,433
    First Bancorp, Inc................................  1,481   28,154
    First Busey Corp..................................  7,910   50,387
    First Business Financial Services, Inc............    400   17,500
*   First Cash Financial Services, Inc................  2,737  111,314
    First Citizens BancShares, Inc. Class A...........    936  239,934
    First Commonwealth Financial Corp................. 10,631   97,805
    First Community Bancshares, Inc...................  1,687   30,012
    First Connecticut Bancorp, Inc....................  1,434   23,116
    First Defiance Financial Corp.....................    812   31,221
    First Financial Bancorp...........................  5,927  112,672
#   First Financial Bankshares, Inc...................  4,584  155,764
    First Financial Corp..............................  1,138   37,759
    First Financial Northwest, Inc....................  1,000   12,430
    First Horizon National Corp....................... 19,079  302,402
    First Interstate Bancsystem, Inc..................  2,111   58,538
#*  First Marblehead Corp. (The)......................     30      113
    First Merchants Corp..............................  3,889  101,231
    First Midwest Bancorp, Inc........................  7,859  147,513
*   First NBC Bank Holding Co.........................  1,600   61,120
    First Niagara Financial Group, Inc................ 28,865  280,279
    First of Long Island Corp. (The)..................  1,307   35,603
    First Republic Bank...............................  5,511  351,547
    First South Bancorp, Inc..........................    100      797
    FirstMerit Corp................................... 13,449  252,034
*   Flagstar Bancorp, Inc.............................  4,895   99,369
    Flushing Financial Corp...........................  3,359   69,733
#   FNB Corp.......................................... 18,150  250,289
    FNF Group......................................... 12,528  489,720
*   FNFV Group........................................  4,175   60,788
#*  Forestar Group, Inc...............................  3,415   43,712
    Fox Chase Bancorp, Inc............................    906   15,465
    Franklin Resources, Inc........................... 12,405  565,048
*   FRP Holdings, Inc.................................    400   11,804
    Fulton Financial Corp............................. 20,201  261,805
#   FXCM, Inc. Class A................................  3,568    3,925
#   Gain Capital Holdings, Inc........................  4,356   30,405
    GAMCO Investors, Inc. Class A.....................    600   41,196

                                     1046

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
*   Genworth Financial, Inc. Class A..................  40,722 $  285,461
    German American Bancorp, Inc......................   1,018     29,634
    Glacier Bancorp, Inc..............................   7,284    204,680
*   Global Indemnity P.L.C............................   1,457     40,286
    Goldman Sachs Group, Inc. (The)...................  10,990  2,253,719
    Great Southern Bancorp, Inc.......................   1,567     65,031
*   Green Dot Corp. Class A...........................   4,728     97,964
#   Greenhill & Co., Inc..............................   2,751    108,197
*   Greenlight Capital Re, Ltd. Class A...............   3,300     91,806
    Griffin Industrial Realty, Inc....................     375     11,760
    Guaranty Bancorp..................................   1,760     28,213
*   Hallmark Financial Services, Inc..................   2,226     23,774
    Hancock Holding Co................................   8,091    236,419
    Hanmi Financial Corp..............................   3,114     78,815
    Hanover Insurance Group, Inc. (The)...............   3,523    284,835
    Hartford Financial Services Group, Inc. (The).....  14,441    686,670
    HCC Insurance Holdings, Inc.......................   8,486    654,780
#   HCI Group, Inc....................................   1,645     73,828
    Heartland Financial USA, Inc......................   1,412     53,204
    Heritage Commerce Corp............................   2,700     29,943
    Heritage Financial Corp...........................   2,672     47,294
    Heritage Oaks Bancorp.............................   1,252      9,966
    HFF, Inc. Class A.................................   2,702    123,860
*   Hilltop Holdings, Inc.............................  10,798    227,298
    Hingham Institution for Savings...................     100     12,101
    Home Bancorp, Inc.................................     500     12,115
    Home BancShares, Inc..............................   5,809    231,314
*   HomeStreet, Inc...................................   2,222     50,239
*   HomeTrust Bancshares, Inc.........................   1,700     29,138
    HopFed Bancorp, Inc...............................       6         70
    Horace Mann Educators Corp........................   4,433    156,219
    Horizon Bancorp...................................     950     23,047
#*  Howard Hughes Corp. (The).........................   3,100    421,476
    Hudson City Bancorp, Inc..........................  25,524    263,152
    Huntington Bancshares, Inc........................  43,514    507,808
    Iberiabank Corp...................................   4,055    261,750
*   Imperial Holdings, Inc............................   2,041     11,532
#   Independence Holding Co...........................   1,191     15,578
    Independent Bank Corp.(453836108).................   2,367    114,468
    Independent Bank Corp.(453838609).................      40        570
    Independent Bank Group, Inc.......................   1,576     70,100
    Interactive Brokers Group, Inc. Class A...........   6,309    253,306
    Intercontinental Exchange, Inc....................   1,932    440,573
    International Bancshares Corp.....................   6,920    186,356
*   INTL. FCStone, Inc................................   1,974     57,562
    Invesco, Ltd......................................  16,981    655,467
    Investment Technology Group, Inc..................   3,300     67,155
    Investors Bancorp, Inc............................  29,276    356,582
    Investors Title Co................................     100      7,122
#   Janus Capital Group, Inc..........................  18,711    306,486
    Jones Lang LaSalle, Inc...........................   2,267    403,617
    JPMorgan Chase & Co............................... 104,740  7,177,832
    Kansas City Life Insurance Co.....................   1,192     56,131

                                     1047

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
*   KCG Holdings, Inc. Class A........................  6,462 $   68,626
*   Kearny Financial Corp.............................  3,029     33,773
    Kemper Corp.......................................  5,552    214,973
    Kennedy-Wilson Holdings, Inc......................  5,113    129,461
    KeyCorp........................................... 30,729    456,018
#*  Ladenburg Thalmann Financial Services, Inc........ 13,293     40,411
    Lake Sunapee Bank Group...........................    300      4,470
    Lakeland Bancorp, Inc.............................  3,454     39,030
    Lakeland Financial Corp...........................  1,443     61,385
    LegacyTexas Financial Group, Inc..................  3,748    113,902
    Legg Mason, Inc...................................  9,082    448,106
*   LendingTree, Inc..................................    779     64,595
    Leucadia National Corp............................  5,023    118,141
    Lincoln National Corp.............................  8,694    489,646
    LNB Bancorp, Inc..................................    500      9,300
    Loews Corp........................................ 13,359    509,111
    Louisiana Bancorp, Inc............................    100      2,407
#   LPL Financial Holdings, Inc.......................  8,465    399,125
#   M&T Bank Corp.....................................  4,857    636,996
    Macatawa Bank Corp................................  4,300     23,263
#   Maiden Holdings, Ltd..............................  7,310    120,907
    MainSource Financial Group, Inc...................  2,260     49,471
    Manning & Napier, Inc.............................    562      5,620
*   Marcus & Millichap, Inc...........................  2,843    145,675
*   Markel Corp.......................................    550    489,362
    MarketAxess Holdings, Inc.........................  2,293    224,255
    Marlin Business Services Corp.....................  1,180     18,750
    Marsh & McLennan Cos., Inc........................  6,981    404,479
    MB Financial, Inc.................................  8,032    273,891
#*  MBIA, Inc......................................... 19,349    115,127
*   MBT Financial Corp................................  1,954     11,411
    McGraw Hill Financial, Inc........................  2,980    303,215
    Mercantile Bank Corp..............................  1,997     41,138
    Merchants Bancshares, Inc.........................    444     14,030
#   Mercury General Corp..............................  4,803    271,129
*   Meridian Bancorp, Inc.............................  4,007     52,251
    Meta Financial Group, Inc.........................    854     43,178
    MetLife, Inc...................................... 17,805    992,451
    Metro Bancorp, Inc................................  1,400     34,258
#*  MGIC Investment Corp.............................. 12,754    141,187
#   MidSouth Bancorp, Inc.............................  1,200     16,740
    MidWestOne Financial Group, Inc...................    607     19,661
    Montpelier Re Holdings, Ltd.......................  3,472    148,081
    Moody's Corp......................................  1,608    177,571
    Morgan Stanley.................................... 27,819  1,080,490
    MSCI, Inc.........................................  7,735    527,218
    MutualFirst Financial, Inc........................    500     11,810
    NASDAQ OMX Group, Inc. (The)......................  6,023    307,354
    National Bank Holdings Corp. Class A..............  3,572     77,298
    National Bankshares, Inc..........................    518     15,773
#   National Interstate Corp..........................  1,987     50,192
    National Penn Bancshares, Inc..................... 15,741    168,744
    National Western Life Insurance Co. Class A.......    388     93,504

                                     1048

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
#*  Nationstar Mortgage Holdings, Inc.................  3,900 $ 72,345
    Navient Corp...................................... 20,429  320,735
*   Navigators Group, Inc. (The)......................  1,618  126,495
    NBT Bancorp, Inc..................................  4,178  112,931
    Nelnet, Inc. Class A..............................  3,531  139,086
#   New York Community Bancorp, Inc................... 15,928  303,110
    NewBridge Bancorp.................................  2,551   22,474
*   NewStar Financial, Inc............................  3,876   44,845
*   Nicholas Financial, Inc...........................    801   10,485
*   NMI Holdings, Inc. Class A........................  2,652   21,216
    Northeast Community Bancorp, Inc..................    436    3,292
    Northern Trust Corp...............................  9,230  706,003
    Northfield Bancorp, Inc...........................  5,307   79,923
    Northrim BanCorp, Inc.............................    900   22,761
    NorthStar Asset Management Group, Inc.............  3,054   55,949
    Northwest Bancshares, Inc......................... 10,113  128,334
    OceanFirst Financial Corp.........................  1,430   25,068
#*  Ocwen Financial Corp..............................  3,436   28,965
    OFG Bancorp.......................................  4,365   35,182
    Old National Bancorp.............................. 11,459  164,895
    Old Republic International Corp................... 21,694  362,941
*   Old Second Bancorp, Inc...........................  1,900   12,369
    OneBeacon Insurance Group, Ltd. Class A...........  2,219   32,176
    Oppenheimer Holdings, Inc. Class A................  1,024   23,245
    Opus Bank.........................................    277   10,845
    Oritani Financial Corp............................  4,852   76,225
    Pacific Continental Corp..........................  1,246   16,547
*   Pacific Mercantile Bancorp........................    850    6,282
*   Pacific Premier Bancorp, Inc......................  1,600   30,416
#   PacWest Bancorp...................................  8,535  395,085
    Park National Corp................................  1,052   92,155
    Park Sterling Corp................................  4,874   35,288
    PartnerRe, Ltd....................................  4,290  583,268
    Peapack Gladstone Financial Corp..................  1,329   29,504
    Penns Woods Bancorp, Inc..........................    229    9,833
*   PennyMac Financial Services, Inc. Class A.........  2,658   48,455
#   People's United Financial, Inc.................... 24,985  406,506
    Peoples Bancorp, Inc..............................  1,534   32,275
*   PHH Corp..........................................  5,872  146,565
*   Phoenix Cos., Inc. (The)..........................    193    2,663
*   PICO Holdings, Inc................................  1,698   20,936
    Pinnacle Financial Partners, Inc..................  3,428  181,993
*   Piper Jaffray Cos.................................  1,000   44,850
    PNC Financial Services Group, Inc. (The)..........  9,205  903,747
*   Popular, Inc......................................  8,362  256,044
#*  PRA Group, Inc....................................  5,218  331,604
    Preferred Bank....................................  1,221   38,486
    Premier Financial Bancorp, Inc....................    681   10,290
#   Primerica, Inc....................................  5,346  241,800
    Principal Financial Group, Inc.................... 13,840  768,258
    PrivateBancorp, Inc...............................  7,432  307,239
    ProAssurance Corp.................................  5,966  288,098
    Progressive Corp. (The)........................... 31,032  946,476

                                     1049

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Prosperity Bancshares, Inc........................  5,623 $306,960
    Provident Financial Holdings, Inc.................    600    9,654
    Provident Financial Services, Inc.................  6,508  127,687
#   Prudential Bancorp, Inc...........................    845   12,430
    Prudential Financial, Inc.........................  8,580  758,129
    Pulaski Financial Corp............................    751    9,710
    QC Holdings, Inc..................................    900    2,124
    QCR Holdings, Inc.................................    592   12,764
#   Radian Group, Inc................................. 10,400  191,984
    Raymond James Financial, Inc......................  5,746  339,014
#   RCS Capital Corp. Class A.........................  2,300   13,409
*   Realogy Holdings Corp.............................  7,683  349,730
*   Regional Management Corp..........................    715   13,814
    Regions Financial Corp............................ 47,441  492,912
    Reinsurance Group of America, Inc.................  3,391  327,299
    RenaissanceRe Holdings, Ltd.......................  4,812  516,328
    Renasant Corp.....................................  3,653  117,444
    Republic Bancorp, Inc. Class A....................  1,792   45,069
#*  Republic First Bancorp, Inc.......................  1,200    4,176
    Resource America, Inc. Class A....................  2,023   16,346
    Riverview Bancorp, Inc............................    100      433
    RLI Corp..........................................  3,676  203,025
    S&T Bancorp, Inc..................................  3,204   99,068
#*  Safeguard Scientifics, Inc........................  2,419   44,413
    Safety Insurance Group, Inc.......................  1,754  101,714
    Sandy Spring Bancorp, Inc.........................  2,710   74,091
*   Santander Consumer USA Holdings, Inc.............. 13,053  315,622
*   Seacoast Banking Corp. of Florida.................  2,837   42,413
    SEI Investments Co................................  3,712  197,887
    Selective Insurance Group, Inc....................  5,823  179,407
    SI Financial Group, Inc...........................    243    2,901
    Sierra Bancorp....................................  1,132   18,791
*   Signature Bank....................................  2,103  306,176
    Silvercrest Asset Management Group, Inc. Class A..    800    9,864
    Simmons First National Corp. Class A..............  3,122  141,895
*   SLM Corp.......................................... 38,429  350,857
    South State Corp..................................  2,389  185,673
    Southside Bancshares, Inc.........................  2,109   57,618
    Southwest Bancorp, Inc............................  2,086   36,568
*   Springleaf Holdings, Inc.......................... 10,250  517,727
#*  St Joe Co. (The)..................................  4,685   76,131
    StanCorp Financial Group, Inc.....................  4,083  465,544
    State Auto Financial Corp.........................  4,301  104,084
    State Bank Financial Corp.........................  3,121   63,200
    State Street Corp.................................  7,787  596,173
    Sterling Bancorp.................................. 10,710  159,472
    Stewart Information Services Corp.................  2,652  109,050
*   Stifel Financial Corp.............................  5,623  308,984
    Stock Yards Bancorp, Inc..........................  1,400   51,604
    Suffolk Bancorp...................................    658   18,964
*   Sun Bancorp, Inc..................................  1,735   36,244
    SunTrust Banks, Inc...............................  9,767  433,069
    Susquehanna Bancshares, Inc....................... 18,744  266,165

                                     1050

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
*   SVB Financial Group...............................   3,639 $  520,741
    Symetra Financial Corp............................  11,801    295,497
    Synovus Financial Corp............................  11,047    348,201
#   T Rowe Price Group, Inc...........................   3,330    256,843
    Talmer Bancorp, Inc. Class A......................     729     11,883
    TCF Financial Corp................................  18,081    297,613
    TD Ameritrade Holding Corp........................   3,638    133,624
*   Tejon Ranch Co....................................   1,276     31,670
    Territorial Bancorp, Inc..........................     900     22,779
*   Texas Capital Bancshares, Inc.....................   3,204    188,844
    TFS Financial Corp................................  15,250    257,115
    Tompkins Financial Corp...........................   1,633     88,264
#   Torchmark Corp....................................   4,473    275,582
    TowneBank.........................................   4,455     78,631
    Travelers Cos., Inc. (The)........................  14,302  1,517,728
    Trico Bancshares..................................   1,887     46,779
#*  TriState Capital Holdings, Inc....................   1,888     23,845
    TrustCo Bank Corp. NY.............................  10,464     65,191
#   Trustmark Corp....................................   7,190    172,848
    U.S. Bancorp......................................  44,152  1,996,112
    UMB Financial Corp................................   4,907    269,002
#   Umpqua Holdings Corp..............................  17,846    316,588
    Union Bankshares Corp.............................   4,033     99,534
#   United Bankshares, Inc............................   7,204    291,978
    United Community Banks, Inc.......................   5,256    109,693
    United Community Financial Corp...................   4,118     21,249
    United Financial Bancorp, Inc.....................   5,508     74,303
    United Fire Group, Inc............................   2,518     87,022
    United Insurance Holdings Corp....................     216      3,469
*   United Security Bancshares........................     381      1,932
    Universal Insurance Holdings, Inc.................   6,041    165,644
    Univest Corp. of Pennsylvania.....................   2,264     45,122
    Unum Group........................................   9,000    322,560
    Validus Holdings, Ltd.............................   6,890    319,352
#   Valley National Bancorp...........................  22,241    220,631
#   Virtus Investment Partners, Inc...................     732     88,470
    Voya Financial, Inc...............................   7,990    375,131
#   Waddell & Reed Financial, Inc. Class A............   6,482    291,107
*   Walker & Dunlop, Inc..............................   3,040     72,808
    Washington Federal, Inc...........................  10,449    243,253
    Washington Trust Bancorp, Inc.....................   1,489     59,218
    Waterstone Financial, Inc.........................   3,226     41,648
    Webster Financial Corp............................   7,686    297,141
    Wells Fargo & Co.................................. 133,281  7,712,971
    WesBanco, Inc.....................................   4,170    138,527
#   West Bancorporation, Inc..........................   1,799     35,134
#   Westamerica Bancorporation........................   1,988     97,372
*   Western Alliance Bancorp..........................   8,287    280,349
    Westfield Financial, Inc..........................   1,934     14,331
    Westwood Holdings Group, Inc......................   1,057     63,505
    White Mountains Insurance Group, Ltd..............     482    340,292
    Willis Group Holdings P.L.C.......................   4,456    207,159
    Wilshire Bancorp, Inc.............................   8,222     95,540

                                     1051

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------ ------------
Financials -- (Continued)
    Wintrust Financial Corp...........................  5,091 $    274,507
#   WisdomTree Investments, Inc.......................  9,500      236,550
#*  World Acceptance Corp.............................    900       48,978
#   WR Berkley Corp...................................  7,650      426,258
    WSFS Financial Corp...............................  3,132       89,920
    XL Group P.L.C.................................... 10,966      416,927
*   Yadkin Financial Corp.............................  2,852       61,204
#   Zions Bancorporation..............................  9,600      299,424
                                                              ------------
Total Financials......................................         115,195,303
                                                              ------------
Health Care -- (6.7%)
#   Abaxis, Inc.......................................    500       25,030
    Abbott Laboratories............................... 19,347      980,699
    AbbVie, Inc....................................... 18,811    1,316,958
*   ABIOMED, Inc......................................    800       61,968
#*  Acadia Healthcare Co., Inc........................  3,500      279,230
    Aceto Corp........................................  2,579       60,426
#*  Acorda Therapeutics, Inc..........................    372       12,782
*   Addus HomeCare Corp...............................  1,100       29,854
    Aetna, Inc........................................ 12,700    1,434,719
#*  Agios Pharmaceuticals, Inc........................    500       55,090
#*  Air Methods Corp..................................  3,242      127,702
#*  Akorn, Inc........................................  2,900      133,719
#*  Albany Molecular Research, Inc....................  2,219       46,910
*   Alere, Inc........................................  8,442      410,366
*   Alexion Pharmaceuticals, Inc......................  1,006      198,625
#*  Align Technology, Inc.............................  3,888      243,778
#*  Alkermes P.L.C....................................  1,168       81,783
*   Alliance HealthCare Services, Inc.................    450        6,732
*   Allscripts Healthcare Solutions, Inc.............. 14,312      206,952
*   Almost Family, Inc................................  1,199       52,468
#*  Alnylam Pharmaceuticals, Inc......................    600       76,458
*   Amedisys, Inc.....................................  1,800       78,534
    AmerisourceBergen Corp............................  4,700      497,025
    Amgen, Inc........................................  7,700    1,359,743
*   AMN Healthcare Services, Inc......................  4,118      121,193
*   Amsurg Corp.......................................  5,904      423,553
    Analogic Corp.....................................  1,079       86,913
*   AngioDynamics, Inc................................  3,639       56,405
#*  Anika Therapeutics, Inc...........................  2,097       79,476
    Anthem, Inc.......................................  7,495    1,156,254
*   Assembly Biosciences, Inc.........................  1,358       20,370
#*  athenahealth, Inc.................................  1,048      146,678
    Atrion Corp.......................................    178       71,894
*   Biogen, Inc.......................................  2,328      742,120
*   BioMarin Pharmaceutical, Inc......................  1,100      160,897
*   Biospecifics Technologies Corp....................    301       20,685
*   BioTelemetry, Inc.................................    956       11,692
*   Bluebird Bio, Inc.................................    700      116,081
*   Boston Scientific Corp............................ 26,743      463,724
*   Bovie Medical Corp................................    200          462
#*  Brookdale Senior Living, Inc...................... 13,672      452,953
*   Bruker Corp.......................................  6,500      136,825

                                     1052

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
*   Cambrex Corp......................................  3,800 $  187,150
    Cantel Medical Corp...............................  3,548    194,714
*   Capital Senior Living Corp........................  3,558     79,308
    Cardinal Health, Inc..............................  4,078    346,548
*   Celgene Corp......................................  6,722    882,263
*   Centene Corp......................................  2,100    147,273
#*  Cepheid...........................................  1,193     66,319
*   Cerner Corp.......................................  2,300    164,956
*   Charles River Laboratories International, Inc.....  3,707    287,737
    Chemed Corp.......................................  1,787    265,298
    Cigna Corp........................................  4,179    602,027
*   Clovis Oncology, Inc..............................    500     42,215
#   Computer Programs & Systems, Inc..................    864     40,409
#   CONMED Corp.......................................  2,606    147,812
*   Corvel Corp.......................................  2,500     79,900
    CR Bard, Inc......................................  1,567    308,151
*   Cross Country Healthcare, Inc.....................  1,942     23,440
    CryoLife, Inc.....................................  2,753     30,145
*   Cumberland Pharmaceuticals, Inc...................  1,600      9,968
*   Cutera, Inc.......................................  1,041     15,802
*   Cyberonics, Inc...................................  2,800    171,920
*   Cynosure, Inc. Class A............................  2,066     80,161
*   DaVita HealthCare Partners, Inc................... 10,777    851,706
    DENTSPLY International, Inc.......................  5,600    318,696
#*  Depomed, Inc......................................  7,855    247,433
*   DexCom, Inc.......................................  1,400    118,510
    Digirad Corp......................................    600      2,622
*   Dyax Corp.........................................  2,300     56,603
*   Edwards Lifesciences Corp.........................  2,644    402,311
*   Emergent Biosolutions, Inc........................  2,749     90,250
    Ensign Group, Inc. (The)..........................  2,067    105,665
*   Envision Healthcare Holdings, Inc.................  2,591    116,077
*   Exactech, Inc.....................................  1,238     24,735
#*  ExamWorks Group, Inc..............................  2,686     94,225
#*  Express Scripts Holding Co........................ 24,024  2,163,842
*   Five Star Quality Care, Inc.......................  4,100     18,532
    Gilead Sciences, Inc.............................. 15,800  1,862,188
*   Globus Medical, Inc. Class A......................  6,705    188,142
*   Greatbatch, Inc...................................  1,800     98,154
*   Haemonetics Corp..................................  3,784    151,398
#*  Halyard Health, Inc...............................  4,934    201,011
*   Hanger, Inc.......................................  3,741     80,955
*   Health Net, Inc...................................  4,700    314,242
    HealthSouth Corp..................................  4,461    203,868
*   HealthStream, Inc.................................  2,118     59,431
*   Healthways, Inc...................................  1,900     24,054
*   Henry Schein, Inc.................................  2,006    296,848
    Hill-Rom Holdings, Inc............................  4,318    241,938
#*  HMS Holdings Corp.................................  6,284     72,392
*   Hologic, Inc...................................... 14,790    616,151
*   Horizon Pharma P.L.C..............................  2,554     94,115
    Humana, Inc.......................................  4,466    813,214
*   ICU Medical, Inc..................................  1,065    106,415

                                     1053

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Health Care -- (Continued)
#*  IDEXX Laboratories, Inc........................... 2,490  $181,098
#*  Impax Laboratories, Inc........................... 3,200   155,072
*   IMS Health Holdings, Inc.......................... 2,171    71,969
*   Incyte Corp....................................... 3,041   317,115
*   Insys Therapeutics, Inc........................... 2,400   107,808
*   Integra LifeSciences Holdings Corp................ 2,879   184,630
#*  Intercept Pharmaceuticals, Inc....................   400   105,524
#*  Intrexon Corp..................................... 1,500    97,875
*   Intuitive Surgical, Inc...........................   425   226,597
    Invacare Corp..................................... 3,508    59,811
*   IPC Healthcare, Inc............................... 1,500    83,175
#*  Isis Pharmaceuticals, Inc.........................   800    43,944
*   Jazz Pharmaceuticals P.L.C........................   800   153,792
*   Kindred Biosciences, Inc.......................... 1,800    11,232
    Kindred Healthcare, Inc........................... 8,957   184,783
*   Laboratory Corp. of America Holdings.............. 3,679   468,300
#*  Lannett Co., Inc.................................. 4,500   268,200
    LeMaitre Vascular, Inc............................   800    11,392
#*  Lexicon Pharmaceuticals, Inc...................... 2,217    18,711
*   LHC Group, Inc.................................... 1,626    65,512
#*  Lipocine, Inc.....................................   798     9,863
#*  Luminex Corp...................................... 3,103    53,465
*   Magellan Health, Inc.............................. 2,459   148,991
*   Mallinckrodt P.L.C................................ 2,840   352,046
*   Masimo Corp....................................... 4,918   204,982
    McKesson Corp..................................... 2,988   659,063
*   MedAssets, Inc.................................... 6,271   146,114
#*  Medicines Co. (The)............................... 6,000   188,340
*   Medidata Solutions, Inc...........................   800    43,040
*   Medivation, Inc................................... 1,768   186,223
    Medtronic P.L.C................................... 9,002   705,667
*   Merge Healthcare, Inc............................. 7,110    39,034
#   Meridian Bioscience, Inc.......................... 5,083    91,951
*   Merit Medical Systems, Inc........................ 3,300    84,348
*   Mettler-Toledo International, Inc.................   589   198,846
#*  Molina Healthcare, Inc............................ 4,900   369,607
    National Healthcare Corp..........................   815    51,508
    National Research Corp. Class A...................   800    11,840
*   Natus Medical, Inc................................ 2,206    99,623
#*  Nektar Therapeutics............................... 4,500    56,745
*   Neogen Corp....................................... 2,207   128,425
*   Neurocrine Biosciences, Inc....................... 1,400    70,168
#*  NewLink Genetics Corp.............................   540    28,161
#*  Novavax, Inc...................................... 4,362    52,606
*   NuVasive, Inc..................................... 3,701   203,592
    Omnicare, Inc..................................... 3,600   348,660
*   Omnicell, Inc..................................... 2,300    83,996
#*  Opko Health, Inc.................................. 6,831   111,823
#*  OraSure Technologies, Inc......................... 1,425     7,040
*   Orthofix International NV......................... 1,746    58,247
#   Owens & Minor, Inc................................ 6,644   233,603
*   PAREXEL International Corp........................ 4,309   297,149
#   Patterson Cos., Inc............................... 9,354   469,197

                                     1054

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
*   PharMerica Corp...................................  2,800 $   95,676
#*  PhotoMedex, Inc...................................    413        458
*   Premier, Inc. Class A.............................  1,900     67,944
*   Prestige Brands Holdings, Inc.....................  3,890    185,242
*   Providence Service Corp. (The)....................  1,714     80,661
    Quality Systems, Inc..............................  4,057     51,727
    Quest Diagnostics, Inc............................  7,061    521,172
#*  Quidel Corp.......................................  1,711     35,435
*   Quintiles Transnational Holdings, Inc.............  2,100    161,112
*   RadNet, Inc.......................................  1,496     10,008
*   Receptos, Inc.....................................    300     68,358
*   Regeneron Pharmaceuticals, Inc....................    600    332,196
#   ResMed, Inc.......................................  2,537    147,019
#*  Rigel Pharmaceuticals, Inc........................  4,247     12,656
*   RTI Surgical, Inc.................................  3,864     28,130
*   Sagent Pharmaceuticals, Inc.......................  1,800     44,244
*   SciClone Pharmaceuticals, Inc.....................  3,900     35,529
*   SeaSpine Holdings Corp............................    959     15,037
#*  Seattle Genetics, Inc.............................  2,000     95,740
#   Select Medical Holdings Corp...................... 13,994    201,933
#*  Sequenom, Inc.....................................  3,199      9,021
*   Sirona Dental Systems, Inc........................  2,726    282,904
    St Jude Medical, Inc..............................  3,606    266,195
#   STERIS Corp.......................................  5,381    371,989
    Stryker Corp......................................  2,350    240,335
*   Sucampo Pharmaceuticals, Inc. Class A.............  2,361     51,446
*   Supernus Pharmaceuticals, Inc.....................  2,840     60,236
*   SurModics, Inc....................................  1,299     30,514
*   Symmetry Surgical, Inc............................    838      6,981
*   Team Health Holdings, Inc.........................  3,700    249,417
#   Teleflex, Inc.....................................  3,300    442,167
*   Thoratec Corp.....................................  3,156    199,743
*   Tonix Pharmaceuticals Holding Corp................  1,300     10,959
*   Tornier NV........................................    511     12,719
#*  TransEnterix, Inc.................................  4,200     13,734
*   Triple-S Management Corp. Class B.................  2,795     60,316
#*  Ultragenyx Pharmaceutical, Inc....................    600     72,558
*   United Therapeutics Corp..........................    500     84,680
    UnitedHealth Group, Inc........................... 20,900  2,537,260
*   Universal American Corp...........................  9,293     86,146
    US Physical Therapy, Inc..........................  1,320     69,775
    Utah Medical Products, Inc........................    296     16,182
#*  Varian Medical Systems, Inc.......................  2,025    174,292
*   Vascular Solutions, Inc...........................  1,412     52,569
*   VCA, Inc..........................................  7,349    452,184
#*  Veeva Systems, Inc. Class A.......................  1,651     44,445
*   Vertex Pharmaceuticals, Inc.......................    900    121,500
*   Vocera Communications, Inc........................  1,100     13,640
*   Waters Corp.......................................  1,300    173,537
*   WellCare Health Plans, Inc........................  3,300    266,640
    West Pharmaceutical Services, Inc.................  5,262    315,036
#*  Wright Medical Group, Inc.........................  2,460     63,566
    Zimmer Biomet Holdings, Inc.......................  6,800    707,676

                                     1055

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Health Care -- (Continued)
#*  ZIOPHARM Oncology, Inc............................    243 $     3,246
    Zoetis, Inc.......................................  5,060     247,839
                                                              -----------
Total Health Care.....................................         44,867,192
                                                              -----------
Industrials -- (12.2%)
    3M Co.............................................  7,505   1,135,807
    AAON, Inc.........................................  4,100      90,979
    AAR Corp..........................................  3,999     107,773
    ABM Industries, Inc...............................  5,652     186,290
#   Acacia Research Corp..............................  4,008      37,715
*   ACCO Brands Corp.................................. 11,292      92,369
*   Accuride Corp.....................................  4,072      16,573
    Actuant Corp. Class A.............................  5,651     130,312
    Acuity Brands, Inc................................    800     160,952
#   ADT Corp. (The)................................... 24,137     833,451
#*  Advisory Board Co. (The)..........................  2,337     139,986
#*  AECOM............................................. 12,731     392,497
*   Aegion Corp.......................................  3,771      74,553
#   AGCO Corp.........................................  9,669     531,892
    Air Lease Corp.................................... 11,616     410,626
*   Air Transport Services Group, Inc.................  6,912      71,539
    Alamo Group, Inc..................................    900      47,286
    Alaska Air Group, Inc............................. 14,000   1,060,500
    Albany International Corp. Class A................  2,900     107,938
    Allegiant Travel Co...............................  1,850     393,550
    Allegion P.L.C....................................  3,703     234,104
    Allied Motion Technologies, Inc...................  1,625      34,353
    Allison Transmission Holdings, Inc................ 19,639     573,066
    Altra Industrial Motion Corp......................  3,013      76,530
    AMERCO............................................  2,427     872,191
#*  Ameresco, Inc. Class A............................  3,516      24,260
    American Airlines Group, Inc......................  7,497     300,630
#   American Railcar Industries, Inc..................  1,731      69,153
    American Science & Engineering, Inc...............    700      31,283
*   American Woodmark Corp............................  1,528     100,481
    AMETEK, Inc....................................... 12,222     648,377
    AO Smith Corp.....................................  5,055     363,050
    Apogee Enterprises, Inc...........................  2,835     156,435
#   Applied Industrial Technologies, Inc..............  3,488     134,741
*   ARC Document Solutions, Inc.......................  6,764      46,739
    ArcBest Corp......................................  1,969      65,075
    Argan, Inc........................................  2,064      80,248
*   Armstrong World Industries, Inc...................  5,877     343,804
    Astec Industries, Inc.............................  2,462      96,781
*   Astronics Corp....................................  2,105     130,510
*   Atlas Air Worldwide Holdings, Inc.................  2,684     131,919
*   Avis Budget Group, Inc............................ 11,621     504,700
    AZZ, Inc..........................................  2,733     141,433
#   B/E Aerospace, Inc................................  3,995     194,596
    Barnes Group, Inc.................................  5,536     215,516
    Barrett Business Services, Inc....................    300      12,420
*   Beacon Roofing Supply, Inc........................  3,920     137,200
*   Blount International, Inc.........................  7,159      59,849

                                     1056

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
            Brady Corp. Class A..............................  4,124 $   96,996
*           Breeze-Eastern Corp..............................    497      6,113
#           Briggs & Stratton Corp...........................  5,115     94,525
            Brink's Co. (The)................................  6,362    198,685
*           Builders FirstSource, Inc........................  9,365    140,850
*           CAI International, Inc...........................  1,816     25,533
            Carlisle Cos., Inc...............................  3,556    360,081
*           Casella Waste Systems, Inc. Class A..............  1,900     12,065
#*          CBIZ, Inc........................................  6,664     65,307
            CDI Corp.........................................  2,402     29,088
            CEB, Inc.........................................  2,528    193,443
#           Ceco Environmental Corp..........................  1,371     12,339
            Celadon Group, Inc...............................  2,824     61,281
            CH Robinson Worldwide, Inc.......................  3,372    236,546
*           Chart Industries, Inc............................  3,149     85,968
#           Chicago Bridge & Iron Co. NV..................... 12,546    666,694
#           Cintas Corp......................................  3,157    269,923
            CIRCOR International, Inc........................  1,665     79,637
            Civeo Corp.......................................  7,798     16,688
            CLARCOR, Inc.....................................  5,012    301,572
#*          Clean Harbors, Inc...............................  6,405    317,176
#*          Colfax Corp...................................... 12,259    467,558
            Columbus McKinnon Corp...........................  2,111     49,524
            Comfort Systems USA, Inc.........................  3,427     94,722
*           Commercial Vehicle Group, Inc....................  1,100      6,501
            Con-way, Inc.....................................  5,126    198,838
*           Continental Building Products, Inc...............  5,600    118,944
#           Copa Holdings SA Class A.........................  2,599    196,302
*           Copart, Inc......................................  6,700    241,401
            Covanta Holding Corp............................. 12,472    246,197
*           Covenant Transportation Group, Inc. Class A......  2,301     54,327
*           CPI Aerostructures, Inc..........................    400      3,600
*           CRA International, Inc...........................    600     14,004
            Crane Co.........................................  4,927    262,116
            CSX Corp......................................... 42,605  1,332,684
(degrees)*  CTPartners Executive Search, Inc.................    467        103
            Cummins, Inc.....................................  3,384    438,330
            Curtiss-Wright Corp..............................  5,012    337,658
            Danaher Corp..................................... 16,023  1,467,066
#           Deere & Co.......................................  6,592    623,405
            Delta Air Lines, Inc............................. 12,360    548,042
            Deluxe Corp......................................  3,932    253,339
#           Donaldson Co., Inc...............................  8,179    274,814
            Douglas Dynamics, Inc............................  2,736     56,143
            Dover Corp....................................... 10,053    644,096
*           Ducommun, Inc....................................  1,256     30,081
            Dun & Bradstreet Corp. (The).....................  1,684    210,113
*           DXP Enterprises, Inc.............................  1,200     44,040
*           Dycom Industries, Inc............................  4,466    295,024
            Dynamic Materials Corp...........................  1,500     16,920
            Eastern Co. (The)................................    312      5,423
            Eaton Corp. P.L.C................................  7,795    472,221
*           Echo Global Logistics, Inc.......................  2,419     78,134

                                     1057

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
    EMCOR Group, Inc..................................  5,809 $  277,844
    Emerson Electric Co............................... 12,758    660,226
    Encore Wire Corp..................................  1,500     51,495
#*  Energy Recovery, Inc..............................  3,500      9,205
#   EnerSys...........................................  4,945    308,815
    Engility Holdings, Inc............................  1,878     41,147
    Ennis, Inc........................................  2,743     46,028
    EnPro Industries, Inc.............................  1,800     91,224
    Equifax, Inc......................................  5,069    517,697
    ESCO Technologies, Inc............................  2,834    107,890
    Espey Manufacturing & Electronics Corp............    200      5,356
    Essendant, Inc....................................  3,103    114,252
    Expeditors International of Washington, Inc.......  2,830    132,642
    Exponent, Inc.....................................  2,200     97,878
#   Fastenal Co.......................................  5,934    248,397
    Federal Signal Corp...............................  9,980    149,301
    FedEx Corp........................................ 11,041  1,892,648
#   Flowserve Corp....................................  2,226    104,600
    Fluor Corp........................................  8,307    388,352
#   Fortune Brands Home & Security, Inc...............  6,401    305,648
    Forward Air Corp..................................  3,378    164,002
*   Franklin Covey Co.................................  1,696     32,071
    Franklin Electric Co., Inc........................  4,721    136,248
    FreightCar America, Inc...........................  1,200     23,112
*   FTI Consulting, Inc...............................  4,499    184,099
*   Fuel Tech, Inc....................................  1,500      2,730
*   Furmanite Corp....................................  3,862     25,180
    G&K Services, Inc. Class A........................  2,201    144,298
#   GATX Corp.........................................  4,312    228,708
#*  Generac Holdings, Inc.............................  5,106    179,067
#   General Cable Corp................................  5,143     83,934
*   Genesee & Wyoming, Inc. Class A...................  3,914    278,755
*   Gibraltar Industries, Inc.........................  3,016     57,726
    Global Brass & Copper Holdings, Inc...............  2,100     35,385
    Global Power Equipment Group, Inc.................  1,450      9,788
#   Golden Ocean Group, Ltd...........................  3,722     14,479
*   Goldfield Corp. (The).............................    600        840
#   Gorman-Rupp Co. (The).............................  1,946     49,895
*   GP Strategies Corp................................  2,129     61,081
    Graco, Inc........................................  3,335    238,419
*   GrafTech International, Ltd....................... 10,247     51,542
    Graham Corp.......................................    700     13,216
    Granite Construction, Inc.........................  3,858    131,249
*   Great Lakes Dredge & Dock Corp....................  6,473     32,818
#   Greenbrier Cos., Inc. (The).......................  2,478    113,369
#   Griffon Corp......................................  5,226     90,096
    H&E Equipment Services, Inc.......................  2,268     40,688
    Hardinge, Inc.....................................  1,051      8,934
#   Harsco Corp....................................... 12,414    170,568
#*  Hawaiian Holdings, Inc............................  5,433    118,005
#*  HC2 Holdings, Inc.................................    936      7,301
*   HD Supply Holdings, Inc...........................  8,875    317,725
#   Healthcare Services Group, Inc....................  2,476     86,437

                                     1058

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
#   Heartland Express, Inc............................ 11,366 $242,437
    HEICO Corp........................................  2,500  137,075
    HEICO Corp. Class A...............................  3,591  162,888
    Heidrick & Struggles International, Inc...........  1,671   36,545
*   Heritage-Crystal Clean, Inc.......................  2,088   26,831
    Herman Miller, Inc................................  6,282  176,147
*   Hertz Global Holdings, Inc........................ 31,214  530,326
    Hexcel Corp.......................................  8,124  421,554
*   Hill International, Inc...........................  2,600   12,428
    Hillenbrand, Inc..................................  8,312  235,728
    HNI Corp..........................................  4,707  233,420
    Honeywell International, Inc......................  9,169  963,203
    Houston Wire & Cable Co...........................  1,200   11,088
*   Hub Group, Inc. Class A...........................  3,483  146,739
    Hubbell, Inc. Class A.............................    167   16,465
    Hubbell, Inc. Class B.............................  4,556  475,692
*   Hudson Global, Inc................................  2,300    5,014
    Hurco Cos., Inc...................................    500   15,650
*   Huron Consulting Group, Inc.......................  2,502  191,328
    Hyster-Yale Materials Handling, Inc...............  1,249   84,520
*   ICF International, Inc............................  1,939   71,084
    IDEX Corp.........................................  5,779  439,377
*   IHS, Inc. Class A.................................  2,400  300,072
    Illinois Tool Works, Inc..........................  5,161  461,755
    Ingersoll-Rand P.L.C.............................. 11,908  731,151
*   InnerWorkings, Inc................................  4,367   32,753
*   Innovative Solutions & Support, Inc...............    400    1,192
    Insperity, Inc....................................  2,668  134,147
    Insteel Industries, Inc...........................  1,312   21,438
*   Integrated Electrical Services, Inc...............    315    2,114
    Interface, Inc....................................  6,223  161,611
#   International Shipholding Corp....................    500    2,505
#*  Intersections, Inc................................  1,300    2,899
    ITT Corp..........................................  7,749  294,462
#*  Jacobs Engineering Group, Inc.....................  9,762  411,175
    JB Hunt Transport Services, Inc...................  2,707  227,713
#*  JetBlue Airways Corp.............................. 33,180  762,476
    John Bean Technologies Corp.......................  2,511   91,526
#   Joy Global, Inc...................................  7,414  195,804
    Kadant, Inc.......................................    500   22,795
    Kaman Corp........................................  2,469   97,451
    Kansas City Southern..............................  4,545  450,819
    KAR Auction Services, Inc......................... 14,392  560,281
    KBR, Inc..........................................  9,479  165,598
    Kelly Services, Inc. Class A......................  3,623   54,128
#   Kennametal, Inc...................................  6,737  213,496
*   Key Technology, Inc...............................    200    2,502
    Kforce, Inc.......................................  3,020   70,577
    Kimball International, Inc. Class B...............  5,025   56,883
*   Kirby Corp........................................  6,360  460,528
*   KLX, Inc..........................................  3,582  140,701
    Knight Transportation, Inc........................ 10,595  286,489
    Knoll, Inc........................................  4,300  104,060

                                     1059

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    Korn/Ferry International..........................  3,862 $129,300
    Landstar System, Inc..............................  2,430  175,033
*   Lawson Products, Inc..............................    700   19,152
#*  Layne Christensen Co..............................  1,949   16,177
    LB Foster Co. Class A.............................    951   27,912
    Lennox International, Inc.........................  2,366  279,354
    Lincoln Electric Holdings, Inc....................  6,652  402,779
#   Lindsay Corp......................................  1,207  101,231
*   LMI Aerospace, Inc................................    900    9,090
    LS Starrett Co. (The) Class A.....................    230    3,853
    LSI Industries, Inc...............................  1,905   18,974
*   Lydall, Inc.......................................  1,600   47,536
*   Magnetek, Inc.....................................    450   22,361
    Manitowoc Co., Inc. (The)......................... 13,368  236,213
    Manpowergroup, Inc................................  4,927  445,795
    Marten Transport, Ltd.............................  3,597   69,746
    Masco Corp........................................  7,631  201,382
*   MasTec, Inc.......................................  8,732  160,931
    Matson, Inc.......................................  3,801  157,437
    Matthews International Corp. Class A..............  2,539  136,725
    McGrath RentCorp..................................  2,866   72,682
*   Meritor, Inc......................................  6,964   98,053
*   Mfri, Inc.........................................    300    1,686
*   Middleby Corp. (The)..............................  2,730  334,971
    Miller Industries, Inc............................    800   14,008
*   Mistras Group, Inc................................  2,322   41,773
    Mobile Mini, Inc..................................  3,997  148,409
*   Moog, Inc. Class A................................  3,378  225,853
#*  MRC Global, Inc................................... 10,826  139,114
    MSA Safety, Inc...................................  3,967  204,896
#   MSC Industrial Direct Co., Inc. Class A...........  5,466  389,507
    Mueller Industries, Inc...........................  5,524  178,812
    Mueller Water Products, Inc. Class A.............. 21,496  191,959
    Multi-Color Corp..................................  1,844  117,758
*   MYR Group, Inc....................................  2,344   70,414
*   Navigant Consulting, Inc..........................  4,670   73,412
*   NCI Building Systems, Inc.........................  4,080   52,836
    Nielsen NV........................................ 15,782  764,796
*   NL Industries, Inc................................  2,000   13,460
    NN, Inc...........................................  2,533   57,828
    Nordson Corp......................................  4,043  299,627
    Norfolk Southern Corp.............................  9,406  793,208
#*  Nortek, Inc.......................................    919   74,981
*   Northwest Pipe Co.................................    665   12,003
#*  NOW, Inc..........................................  2,403   41,812
*   NV5 Holdings, Inc.................................    528   12,772
*   Old Dominion Freight Line, Inc....................  9,111  666,470
*   On Assignment, Inc................................  5,609  214,937
#*  Orion Energy Systems, Inc.........................    900    1,935
*   Orion Marine Group, Inc...........................  2,461   17,818
    Oshkosh Corp......................................  8,676  317,021
    Owens Corning..................................... 11,562  518,556
#   PACCAR, Inc.......................................  7,845  508,670

                                     1060

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
*   PAM Transportation Services, Inc..................    503 $   26,458
    Park-Ohio Holdings Corp...........................  1,783     80,075
#   Parker-Hannifin Corp..............................  7,847    884,749
*   Patrick Industries, Inc...........................  2,332     84,045
#*  Patriot Transportation Holding, Inc...............    133      3,110
*   Pendrell Corp.....................................  6,146      8,481
#   Pentair P.L.C.....................................  8,994    546,925
#*  Performant Financial Corp.........................  6,812     21,322
*   PGT, Inc..........................................  7,617    122,405
#   Pitney Bowes, Inc.................................  9,792    204,849
#*  Ply Gem Holdings, Inc.............................  4,100     59,245
*   PMFG, Inc.........................................    999      6,144
*   Polypore International, Inc.......................  3,532    212,344
    Powell Industries, Inc............................    901     26,886
#*  Power Solutions International, Inc................    277     11,490
*   PowerSecure International, Inc....................  1,907     28,872
    Precision Castparts Corp..........................  4,599    896,437
    Preformed Line Products Co........................    428     14,749
#   Primoris Services Corp............................  6,129    111,241
#*  Proto Labs, Inc...................................    741     55,849
    Quad/Graphics, Inc................................  3,742     61,556
*   Quality Distribution, Inc.........................  1,489     23,690
    Quanex Building Products Corp.....................  2,848     57,188
*   Quanta Services, Inc.............................. 17,314    478,213
*   Radiant Logistics, Inc............................  6,676     42,393
#   Raven Industries, Inc.............................  3,272     63,575
*   RBC Bearings, Inc.................................  2,352    159,348
    RCM Technologies, Inc.............................    300      1,518
    Regal Beloit Corp.................................  3,837    266,403
*   Republic Airways Holdings, Inc....................  5,101     25,709
    Republic Services, Inc............................ 14,295    607,966
    Resources Connection, Inc.........................  3,398     53,790
*   Rexnord Corp...................................... 15,626    331,271
*   Roadrunner Transportation Systems, Inc............  3,585     93,855
    Robert Half International, Inc....................  3,697    203,446
    Rockwell Automation, Inc..........................  3,268    381,637
    Rollins, Inc...................................... 10,723    310,967
    Roper Technologies, Inc...........................  3,833    641,146
*   RPX Corp..........................................  5,953     92,152
#   RR Donnelley & Sons Co............................ 12,182    213,793
*   Rush Enterprises, Inc. Class A....................  2,908     74,125
    Ryder System, Inc.................................  7,516    680,348
*   Saia, Inc.........................................  2,876    124,876
#*  Sensata Technologies Holding NV...................  3,033    155,654
    SIFCO Industries, Inc.............................    157      2,157
    Simpson Manufacturing Co., Inc....................  4,083    146,253
#   SkyWest, Inc......................................  5,524     91,477
*   SL Industries, Inc................................    560     21,924
    Snap-on, Inc......................................  2,900    477,920
#*  SolarCity Corp....................................  1,500     87,000
    Southwest Airlines Co............................. 38,606  1,397,537
*   SP Plus Corp......................................  2,236     58,471
*   Spirit Aerosystems Holdings, Inc. Class A.........  6,809    383,347

                                     1061

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
*   Spirit Airlines, Inc..............................  5,133 $  307,056
    SPX Corp..........................................  3,471    227,038
    Standex International Corp........................  1,392    104,177
    Stanley Black & Decker, Inc.......................  6,571    693,175
    Steelcase, Inc. Class A........................... 10,033    179,089
*   Stericycle, Inc...................................  1,293    182,274
*   Sterling Construction Co., Inc....................    832      3,902
#*  Stock Building Supply Holdings, Inc...............  1,667     32,306
    Sun Hydraulics Corp...............................  2,788     98,751
    Supreme Industries, Inc. Class A..................  1,500     12,360
*   Swift Transportation Co........................... 10,604    252,587
#   TAL International Group, Inc......................  3,620     71,676
*   Taser International, Inc..........................  4,043    110,050
*   Team, Inc.........................................  1,660     72,044
*   Tecumseh Products Co..............................    610      1,196
*   Teledyne Technologies, Inc........................  3,821    396,123
    Tennant Co........................................  1,635     97,789
#   Terex Corp........................................ 10,133    224,547
    Tetra Tech, Inc...................................  6,259    166,740
#   Textainer Group Holdings, Ltd.....................  5,806    131,564
*   Thermon Group Holdings, Inc.......................  3,194     77,071
    Timken Co. (The)..................................  8,231    274,751
#   Titan International, Inc..........................  3,320     31,009
*   Titan Machinery, Inc..............................  1,637     23,000
    Toro Co. (The)....................................  2,560    174,925
    Towers Watson & Co. Class A.......................  2,642    334,953
*   TransDigm Group, Inc..............................    878    198,691
*   TRC Cos., Inc.....................................  2,308     22,157
*   Trex Co., Inc.....................................  1,936     87,836
*   Trimas Corp.......................................  4,555    107,043
    Trinity Industries, Inc........................... 19,670    575,544
    Triumph Group, Inc................................  5,287    284,705
*   TrueBlue, Inc.....................................  3,640     93,766
*   Tutor Perini Corp.................................  5,050    105,697
    Twin Disc, Inc....................................  1,100     17,710
    Tyco International P.L.C..........................  7,206    273,756
*   Ultralife Corp....................................    900      3,663
    UniFirst Corp.....................................  1,405    155,702
    Union Pacific Corp................................ 30,954  3,020,801
*   United Continental Holdings, Inc..................  7,786    439,053
    United Parcel Service, Inc. Class B...............  6,714    687,245
*   United Rentals, Inc...............................  7,158    479,514
    United Technologies Corp.......................... 16,054  1,610,377
    Universal Forest Products, Inc....................  2,015    127,953
    Universal Truckload Services, Inc.................  2,487     52,550
#   US Ecology, Inc...................................  2,532    116,193
*   USA Truck, Inc....................................    905     17,702
#*  USG Corp..........................................  4,837    149,850
#*  UTi Worldwide, Inc................................ 10,073     84,613
#   Valmont Industries, Inc...........................  2,358    262,280
*   Verisk Analytics, Inc. Class A....................  3,938    307,597
*   Veritiv Corp......................................    833     31,038
    Viad Corp.........................................  2,548     73,051

                                     1062

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Industrials -- (Continued)
#*  Vicor Corp........................................  1,600 $    16,656
*   Volt Information Sciences, Inc....................    639       6,154
#   VSE Corp..........................................    500      23,700
#*  Wabash National Corp..............................  7,495     102,981
*   WABCO Holdings, Inc...............................  3,100     382,757
#   Wabtec Corp.......................................  1,400     141,666
    Waste Connections, Inc............................ 13,121     657,756
    Waste Management, Inc.............................  9,825     502,352
    Watsco, Inc.......................................  2,518     322,908
    Watts Water Technologies, Inc. Class A............  2,662     147,635
    Werner Enterprises, Inc...........................  7,357     207,762
*   Wesco Aircraft Holdings, Inc......................  6,659      95,823
#*  WESCO International, Inc..........................  4,700     288,392
    West Corp.........................................  5,527     159,454
*   Willdan Group, Inc................................    911       9,402
*   Willis Lease Finance Corp.........................    400       6,672
    Woodward, Inc.....................................  6,979     344,483
#   WW Grainger, Inc..................................  1,477     337,805
*   Xerium Technologies, Inc..........................  1,405      23,843
#*  XPO Logistics, Inc................................  7,640     331,194
    Xylem, Inc........................................  9,426     325,480
*   YRC Worldwide, Inc................................  2,288      44,158
                                                              -----------
Total Industrials.....................................         82,687,934
                                                              -----------
Information Technology -- (15.6%)
*   3D Systems Corp...................................  1,697      22,333
    Accenture P.L.C. Class A..........................  6,635     684,135
*   ACI Worldwide, Inc................................ 11,500     272,205
#   Activision Blizzard, Inc.......................... 27,130     699,683
*   Actua Corp........................................  3,848      56,681
*   Acxiom Corp.......................................  7,419     132,874
*   Adobe Systems, Inc................................  1,944     159,389
#   ADTRAN, Inc.......................................  3,700      61,050
*   Advanced Energy Industries, Inc...................  3,977     104,158
*   Agilysys, Inc.....................................  1,500      12,705
*   Akamai Technologies, Inc..........................  2,817     216,092
*   Alliance Data Systems Corp........................    959     263,763
    Alliance Fiber Optic Products, Inc................  2,052      41,184
*   Alpha & Omega Semiconductor, Ltd..................  2,773      21,768
    Altera Corp.......................................  8,014     397,975
    Amdocs, Ltd.......................................  6,646     389,788
    American Software, Inc. Class A...................  1,755      16,181
*   Amkor Technology, Inc............................. 14,652      64,615
    Amphenol Corp. Class A............................  5,958     336,091
*   Amtech Systems, Inc...............................    531       3,510
#*  ANADIGICS, Inc....................................  1,360         857
    Analog Devices, Inc............................... 12,138     708,010
#*  Angie's List, Inc.................................  2,692      13,460
*   Anixter International, Inc........................  3,263     216,043
*   ANSYS, Inc........................................  3,625     341,294
    Apple, Inc........................................ 88,417  10,724,982
    Applied Materials, Inc............................ 11,410     198,078
*   ARRIS Group, Inc.................................. 17,640     545,429

                                     1063

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Arrow Electronics, Inc............................  10,643 $  618,890
*   Aspen Technology, Inc.............................   4,012    178,053
    Atmel Corp........................................  14,000    115,920
*   Autodesk, Inc.....................................   1,900     96,102
    Automatic Data Processing, Inc....................   4,797    382,657
    Avago Technologies, Ltd...........................   3,100    387,934
*   AVG Technologies NV...............................  18,925    543,904
*   Aviat Networks, Inc...............................   3,735      4,258
*   Avid Technology, Inc..............................   2,744     33,641
    Avnet, Inc........................................  13,469    562,061
#   AVX Corp..........................................  11,922    160,589
*   Axcelis Technologies, Inc.........................  13,615     40,164
*   AXT, Inc..........................................   2,400      5,640
#   Badger Meter, Inc.................................   1,667     98,053
*   Bankrate, Inc.....................................   7,400     67,488
    Bel Fuse, Inc. Class B............................   1,200     26,496
    Belden, Inc.......................................   2,262    133,978
*   Benchmark Electronics, Inc........................   4,214     92,961
    Black Box Corp....................................   1,262     19,763
    Blackbaud, Inc....................................   3,632    222,133
*   Blackhawk Network Holdings, Inc...................   5,514    253,258
*   Blucora, Inc......................................   4,083     57,856
    Booz Allen Hamilton Holding Corp..................   6,189    171,621
*   Bottomline Technologies de, Inc...................   2,535     69,611
    Broadcom Corp. Class A............................   4,500    227,745
    Broadridge Financial Solutions, Inc...............   4,571    248,068
*   BroadSoft, Inc....................................   1,100     38,412
*   BroadVision, Inc..................................     200      1,102
    Brocade Communications Systems, Inc...............  40,237    412,832
    Brooks Automation, Inc............................   7,292     76,931
*   Bsquare Corp......................................     500      3,220
    CA, Inc...........................................  22,046    642,310
*   Cabot Microelectronics Corp.......................   2,165     98,161
*   CACI International, Inc. Class A..................   2,766    227,172
#*  Cadence Design Systems, Inc.......................  11,200    234,864
*   CalAmp Corp.......................................   3,100     53,041
*   Calix, Inc........................................   5,315     44,805
*   Carbonite, Inc....................................   1,329     15,868
#*  Cardtronics, Inc..................................   5,688    210,854
*   Cascade Microtech, Inc............................   1,080     16,103
#   Cass Information Systems, Inc.....................     876     46,078
*   Cavium, Inc.......................................     500     33,900
    CDK Global, Inc...................................   1,899     98,064
    CDW Corp..........................................  11,303    406,117
*   Ceva, Inc.........................................   1,827     34,220
    Checkpoint Systems, Inc...........................   4,478     39,138
*   CIBER, Inc........................................   7,882     26,089
#*  Ciena Corp........................................   8,945    227,650
#*  Cimpress NV.......................................   3,489    225,145
*   Cirrus Logic, Inc.................................   6,738    222,421
    Cisco Systems, Inc................................ 138,750  3,943,275
*   Citrix Systems, Inc...............................   3,002    226,981
#*  Clearfield, Inc...................................     600     11,808

                                     1064

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
    Cognex Corp.......................................  3,516 $  159,169
*   Cognizant Technology Solutions Corp. Class A......  6,116    385,920
*   Coherent, Inc.....................................  1,988    115,205
    Cohu, Inc.........................................  2,599     25,756
*   CommScope Holding Co., Inc........................ 13,007    408,030
    Communications Systems, Inc.......................    400      4,020
*   CommVault Systems, Inc............................  2,024     75,839
    Computer Sciences Corp............................  6,933    453,626
    Computer Task Group, Inc..........................  1,668     11,659
*   comScore, Inc.....................................  1,191     69,673
    Comtech Telecommunications Corp...................  1,600     46,096
    Concurrent Computer Corp..........................  1,400      7,490
*   Constant Contact, Inc.............................  1,310     33,850
    Convergys Corp....................................  8,388    210,623
*   CoreLogic, Inc....................................  9,208    363,164
#*  CoStar Group, Inc.................................  1,027    206,725
*   Covisint Corp.....................................  2,639      7,864
#*  Cray, Inc.........................................  2,309     59,895
#*  Cree, Inc.........................................  5,708    140,702
#   CSG Systems International, Inc....................  4,164    129,500
    CTS Corp..........................................  1,493     28,053
    Cypress Semiconductor Corp........................ 14,326    164,462
    Daktronics, Inc...................................  2,912     33,284
*   Datalink Corp.....................................  1,905     12,916
*   Dealertrack Technologies, Inc.....................  4,958    307,743
#*  Demand Media, Inc.................................    663      3,945
*   DHI Group, Inc....................................  7,764     61,879
#   Diebold, Inc......................................  6,891    234,639
*   Digi International, Inc...........................  1,926     19,491
#*  Digimarc Corp.....................................    400     15,896
*   Diodes, Inc.......................................  3,494     77,532
#   Dolby Laboratories, Inc. Class A..................  4,796    168,579
*   Dot Hill Systems Corp.............................  6,121     38,685
*   DSP Group, Inc....................................  1,882     16,430
    DST Systems, Inc..................................  4,345    474,257
*   DTS, Inc..........................................  1,197     34,103
    EarthLink Holdings Corp........................... 16,208    118,967
*   eBay, Inc......................................... 16,987    477,674
#   Ebix, Inc.........................................  3,114     96,503
*   EchoStar Corp. Class A............................  4,356    202,206
    Electro Rent Corp.................................  2,186     21,969
    Electro Scientific Industries, Inc................  3,565     16,399
*   Electronic Arts, Inc..............................  4,650    332,707
*   Electronics for Imaging, Inc......................  3,022    138,105
#*  Ellie Mae, Inc....................................  1,499    117,597
*   eMagin Corp.......................................    200        548
    EMC Corp.......................................... 70,135  1,885,930
*   Emcore Corp.......................................  2,998     18,558
#*  EnerNOC, Inc......................................  3,307     27,217
*   Entegris, Inc..................................... 11,872    175,884
*   Envestnet, Inc....................................  1,464     66,305
*   EPAM Systems, Inc.................................  3,103    229,963
    EPIQ Systems, Inc.................................  4,050     67,028

                                     1065

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   ePlus, Inc........................................    624 $   47,992
*   Euronet Worldwide, Inc............................  3,499    239,681
*   Exar Corp.........................................  4,467     35,155
*   ExlService Holdings, Inc..........................  2,149     83,317
*   Extreme Networks, Inc.............................  4,120      9,558
*   F5 Networks, Inc..................................  1,300    174,382
*   Fabrinet..........................................  3,670     68,115
*   Facebook, Inc. Class A............................ 13,695  1,287,467
#   FactSet Research Systems, Inc.....................  1,463    242,361
    Fair Isaac Corp...................................  3,330    301,998
*   Fairchild Semiconductor International, Inc........ 11,196    168,612
*   FalconStor Software, Inc..........................  2,300      3,220
#*  FARO Technologies, Inc............................    900     39,501
    FEI Co............................................  2,711    233,065
    Fidelity National Information Services, Inc....... 13,480    881,996
*   Finisar Corp...................................... 10,980    191,162
#*  FireEye, Inc......................................  1,700     75,633
#*  First Solar, Inc..................................  8,563    379,341
*   Fiserv, Inc.......................................  5,128    445,418
*   FleetCor Technologies, Inc........................  2,166    335,340
*   Flextronics International, Ltd.................... 28,452    313,257
*   FormFactor, Inc...................................  5,406     39,085
    Forrester Research, Inc...........................  1,323     41,383
#*  Fortinet, Inc.....................................  3,600    171,864
*   Freescale Semiconductor, Ltd......................  6,735    268,524
*   Frequency Electronics, Inc........................    400      4,460
*   Gartner, Inc......................................  1,984    175,723
*   Genpact, Ltd...................................... 18,505    410,996
    Global Payments, Inc..............................  6,039    676,912
*   Google, Inc. Class A..............................  3,534  2,323,605
*   Google, Inc. Class C..............................  3,473  2,172,744
*   GrubHub, Inc......................................  4,000    126,840
*   GSI Group, Inc....................................  2,146     30,409
*   GSI Technology, Inc...............................  1,016      5,232
*   GTT Communications, Inc...........................  2,462     57,192
#*  Guidewire Software, Inc...........................  1,784    105,345
    Hackett Group, Inc. (The).........................  2,800     35,840
*   Harmonic, Inc.....................................  9,892     59,451
    Harris Corp.......................................  3,800    315,172
    Heartland Payment Systems, Inc....................  4,058    252,813
    Hewlett-Packard Co................................ 81,229  2,479,109
*   Higher One Holdings, Inc..........................  5,300     12,296
#*  HomeAway, Inc.....................................  3,532    106,101
#*  Hutchinson Technology, Inc........................  2,400      4,368
    IAC/InterActiveCorp...............................  7,280    562,453
*   ID Systems, Inc...................................    100        559
#*  Identiv, Inc......................................    249      1,145
*   IEC Electronics Corp..............................    450      1,733
*   II-VI, Inc........................................  6,190    105,230
*   Imation Corp......................................  1,900      7,790
*   Immersion Corp....................................  1,700     23,324
#*  Infinera Corp.....................................  7,987    191,209
*   Informatica Corp..................................  4,440    215,429

                                     1066

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Ingram Micro, Inc. Class A........................  13,254 $  360,906
*   Innodata, Inc.....................................     700      1,827
#*  Inphi Corp........................................   2,200     50,006
*   Insight Enterprises, Inc..........................   4,000    107,960
*   Integrated Device Technology, Inc.................  11,278    215,523
    Integrated Silicon Solution, Inc..................   2,815     61,733
    Intel Corp........................................ 146,650  4,245,517
#   InterDigital, Inc.................................   4,547    245,856
*   Internap Corp.....................................   7,500     69,075
    International Business Machines Corp..............   9,508  1,540,201
    Intersil Corp. Class A............................  12,304    136,944
*   IntraLinks Holdings, Inc..........................   3,826     43,463
    Intuit, Inc.......................................   2,740    289,810
*   Inuvo, Inc........................................   1,177      3,484
#*  iPass, Inc........................................   2,100      2,289
*   IPG Photonics Corp................................   4,300    396,546
#*  Itron, Inc........................................   2,965     95,562
*   Ixia..............................................   8,038    106,102
    IXYS Corp.........................................   3,718     38,890
    j2 Global, Inc....................................   3,921    276,038
    Jabil Circuit, Inc................................  23,466    475,186
    Jack Henry & Associates, Inc......................   5,097    356,076
#*  JDS Uniphase Corp.................................  18,030    199,953
    Juniper Networks, Inc.............................  13,881    394,498
*   Kemet Corp........................................   3,823      8,908
*   Key Tronic Corp...................................     700      7,007
*   Keysight Technologies, Inc........................  10,414    318,044
*   Kimball Electronics, Inc..........................   2,228     29,877
    KLA-Tencor Corp...................................   4,958    263,022
#*  Knowles Corp......................................   4,538     86,449
#*  Kopin Corp........................................   1,622      4,834
*   Kulicke & Soffa Industries, Inc...................   7,775     80,938
*   KVH Industries, Inc...............................     884     10,856
    Lam Research Corp.................................   6,427    494,043
*   Lattice Semiconductor Corp........................   7,554     37,166
    Leidos Holdings, Inc..............................   3,717    151,654
    Lexmark International, Inc. Class A...............   6,300    214,137
*   Limelight Networks, Inc...........................   9,241     34,839
    Linear Technology Corp............................   4,791    196,431
*   LinkedIn Corp. Class A............................     500    101,630
*   Lionbridge Technologies, Inc......................   7,777     45,729
*   Liquidity Services, Inc...........................   1,759     15,796
    Littelfuse, Inc...................................   2,023    186,116
*   LoJack Corp.......................................   1,205      4,230
#*  M/A-COM Technology Solutions Holdings, Inc........   3,290    110,906
#*  Magnachip Semiconductor Corp......................   3,805     32,571
*   Manhattan Associates, Inc.........................   5,332    345,620
    Marchex, Inc. Class B.............................   3,498     16,091
    Marvell Technology Group, Ltd.....................  18,870    234,743
    MasterCard, Inc. Class A..........................  10,340  1,007,116
#*  Mattersight Corp..................................     151        989
*   Mattson Technology, Inc...........................   4,091     11,700
    Maxim Integrated Products, Inc....................   4,658    158,558

                                     1067

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    MAXIMUS, Inc......................................   6,234 $  425,221
*   MaxLinear, Inc. Class A...........................   2,358     25,655
#*  Maxwell Technologies, Inc.........................   1,381      6,339
    Mentor Graphics Corp..............................  10,765    280,859
*   Mercury Systems, Inc..............................   3,426     48,272
#   Mesa Laboratories, Inc............................     256     26,506
    Methode Electronics, Inc..........................   3,800    101,954
    Micrel, Inc.......................................   4,040     56,358
#   Microchip Technology, Inc.........................  10,711    458,859
#*  Micron Technology, Inc............................  55,407  1,025,584
*   Microsemi Corp....................................   8,979    295,768
    Microsoft Corp.................................... 114,409  5,342,900
*   MicroStrategy, Inc. Class A.......................     600    122,310
    MKS Instruments, Inc..............................   4,442    157,691
    MOCON, Inc........................................     400      6,312
#*  ModusLink Global Solutions, Inc...................   6,108     19,851
*   MoneyGram International, Inc......................   4,487     45,767
    Monolithic Power Systems, Inc.....................   1,836     94,940
    Monotype Imaging Holdings, Inc....................   2,518     62,774
#*  Monster Worldwide, Inc............................   8,923     62,907
#*  MoSys, Inc........................................   4,500      6,255
    Motorola Solutions, Inc...........................   2,038    122,606
    MTS Systems Corp..................................   1,176     75,981
*   Multi-Fineline Electronix, Inc....................   2,741     48,954
*   Nanometrics, Inc..................................   2,275     31,122
*   NAPCO Security Technologies, Inc..................     990      5,821
    National Instruments Corp.........................   8,187    237,096
    NCI, Inc. Class A.................................     397      4,466
*   NCR Corp..........................................  15,716    432,819
*   NeoPhotonics Corp.................................   2,479     21,964
    NetApp, Inc.......................................  16,047    499,864
*   NETGEAR, Inc......................................   3,272    109,579
*   Netscout Systems, Inc.............................   2,794    111,425
#*  NetSuite, Inc.....................................     350     34,594
#*  NeuStar, Inc. Class A.............................   2,100     64,827
*   Newport Corp......................................   2,772     43,908
    NIC, Inc..........................................   4,961     89,496
*   Novatel Wireless, Inc.............................   1,800      4,446
#*  Nuance Communications, Inc........................  25,474    461,844
#*  Numerex Corp. Class A.............................     800      6,768
    NVE Corp..........................................     173     10,328
    NVIDIA Corp.......................................  20,860    416,157
#*  Oclaro, Inc.......................................   4,670     10,741
*   OmniVision Technologies, Inc......................   5,271    128,718
*   ON Semiconductor Corp.............................  43,551    462,512
    Oracle Corp.......................................  60,798  2,428,272
*   OSI Systems, Inc..................................   1,800    126,324
#*  Palo Alto Networks, Inc...........................   1,100    204,413
#*  Pandora Media, Inc................................   4,400     77,088
*   PAR Technology Corp...............................     700      3,143
    Park Electrochemical Corp.........................   1,965     34,702
#   Paychex, Inc......................................   8,800    408,320
*   Paycom Software, Inc..............................   3,105     99,360

                                     1068

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   PayPal Holdings, Inc.............................. 16,987 $  657,397
    PC Connection, Inc................................  2,600     57,694
    PC-Tel, Inc.......................................    700      4,935
*   PCM, Inc..........................................    700      7,049
*   PDF Solutions, Inc................................  1,824     25,554
    Pegasystems, Inc..................................  6,384    172,943
    Perceptron, Inc...................................    800      7,016
*   Perficient, Inc...................................  3,179     51,595
    Pericom Semiconductor Corp........................  1,840     22,025
*   Pfsweb, Inc.......................................  1,200     15,144
*   Photronics, Inc...................................  6,520     53,790
#*  Planar Systems, Inc...............................    131        545
*   Planet Payment, Inc...............................  2,991      7,627
    Plantronics, Inc..................................  3,500    203,280
*   Plexus Corp.......................................  3,638    138,753
*   PMC-Sierra, Inc................................... 16,600    113,046
*   Polycom, Inc...................................... 10,695    121,709
    Power Integrations, Inc...........................  1,757     68,101
*   PRGX Global, Inc..................................  2,000      8,360
*   Progress Software Corp............................  3,875    115,010
*   PTC, Inc..........................................  5,760    209,376
    QAD, Inc. Class A.................................  1,197     31,948
    QAD, Inc. Class B.................................    160      3,429
#*  QLIK Technologies, Inc............................    700     28,322
*   QLogic Corp.......................................  9,117     80,868
*   Qorvo, Inc........................................  6,915    400,724
    QUALCOMM, Inc..................................... 22,138  1,425,466
*   Quantum Corp...................................... 15,836     16,786
*   QuinStreet, Inc...................................  2,573     14,975
*   Qumu Corp.........................................    800      4,320
*   Rackspace Hosting, Inc............................  7,138    242,906
*   Radisys Corp......................................  1,829      5,231
#*  Rambus, Inc.......................................  9,109    119,237
*   RealD, Inc........................................  4,435     55,659
*   RealNetworks, Inc.................................  4,961     23,217
*   RealPage, Inc.....................................  1,702     32,678
*   Red Hat, Inc......................................  3,026    239,296
    Reis, Inc.........................................    600     14,676
*   RetailMeNot, Inc..................................    990     14,999
    Richardson Electronics, Ltd.......................    900      5,913
#*  Rightside Group, Ltd..............................    663      4,740
*   Rofin-Sinar Technologies, Inc.....................  3,141     78,337
*   Rogers Corp.......................................  1,173     65,653
*   Rosetta Stone, Inc................................  1,595     11,596
#*  Rovi Corp.........................................  9,224    101,372
#*  Rubicon Technology, Inc...........................  1,694      2,998
*   Ruckus Wireless, Inc..............................  4,829     59,542
*   Rudolph Technologies, Inc.........................  3,235     36,297
    Sabre Corp........................................  3,386     90,068
*   Salesforce.com, Inc...............................  2,145    157,228
    SanDisk Corp......................................  5,191    312,965
*   Sanmina Corp......................................  8,815    194,547
*   ScanSource, Inc...................................  3,055    115,571

                                     1069

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Information Technology -- (Continued)
#*  Seachange International, Inc......................  3,525 $ 24,287
#   Seagate Technology P.L.C..........................  6,116  309,470
*   Semtech Corp......................................  4,184   73,597
*   ServiceNow, Inc...................................  1,178   94,829
#*  ServiceSource International, Inc..................  4,300   22,790
*   ShoreTel, Inc.....................................  4,700   33,323
#*  Shutterstock, Inc.................................    849   45,362
*   Sigma Designs, Inc................................  2,476   25,676
*   Silicon Laboratories, Inc.........................  2,576  115,894
    Skyworks Solutions, Inc...........................  6,669  638,023
*   SMTC Corp.........................................  1,100    1,848
*   SolarWinds, Inc...................................  2,300   91,747
    Solera Holdings, Inc..............................  4,055  148,372
#*  Sonus Networks, Inc...............................  1,933   15,599
#*  Splunk, Inc.......................................    800   55,952
    SS&C Technologies Holdings, Inc...................  6,500  442,195
*   Stamps.com, Inc...................................  1,221   83,761
*   StarTek, Inc......................................    700    2,632
#*  Stratasys, Ltd....................................  3,649  112,134
*   SunEdison, Inc....................................  4,474  104,155
*   SunPower Corp.....................................  9,503  256,866
*   Super Micro Computer, Inc.........................  3,111   82,970
*   support.com, Inc..................................  5,020    6,074
*   Sykes Enterprises, Inc............................  4,659  113,586
    Symantec Corp..................................... 35,806  814,228
#*  Synaptics, Inc....................................  3,200  254,016
#*  Synchronoss Technologies, Inc.....................  3,400  162,520
    SYNNEX Corp.......................................  3,649  275,974
*   Synopsys, Inc.....................................  4,600  233,864
*   Syntel, Inc.......................................  3,808  166,372
*   Tableau Software, Inc. Class A....................    400   41,896
#*  Take-Two Interactive Software, Inc................  4,700  148,426
    TE Connectivity, Ltd.............................. 11,835  720,988
*   Tech Data Corp....................................  3,921  228,712
*   TechTarget, Inc...................................  1,000    8,660
*   TeleCommunication Systems, Inc. Class A...........  6,025   22,112
*   Telenav, Inc......................................  4,400   30,800
    TeleTech Holdings, Inc............................  4,817  130,685
#*  Teradata Corp..................................... 10,046  372,807
    Teradyne, Inc..................................... 17,385  334,835
    Tessco Technologies, Inc..........................    672   16,578
    Tessera Technologies, Inc.........................  6,670  231,182
    Texas Instruments, Inc............................ 15,532  776,289
*   TiVo, Inc.........................................  9,568   95,297
    Total System Services, Inc........................ 11,090  512,580
    Transact Technologies, Inc........................    400    2,944
*   Travelzoo, Inc....................................    900    8,046
*   Trimble Navigation, Ltd........................... 24,415  563,986
*   TTM Technologies, Inc.............................  8,753   79,915
#*  Twitter, Inc......................................  1,000   31,010
*   Tyler Technologies, Inc...........................  1,117  155,866
#   Ubiquiti Networks, Inc............................  4,227  136,194
*   Ultimate Software Group, Inc. (The)...............    680  125,263

                                     1070

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------ ------------
Information Technology -- (Continued)
*   Ultra Clean Holdings, Inc.........................  3,000 $     22,740
*   Ultratech, Inc....................................  2,800       44,576
#*  Unisys Corp.......................................  3,288       52,181
*   United Online, Inc................................  1,294       17,987
*   Unwired Planet, Inc...............................  3,220        2,022
*   Vantiv, Inc. Class A..............................  5,116      225,104
#*  Veeco Instruments, Inc............................  3,848       99,586
#*  VeriFone Systems, Inc.............................  9,690      311,824
*   Verint Systems, Inc...............................  2,596      151,139
#*  VeriSign, Inc.....................................  1,800      127,692
#*  ViaSat, Inc.......................................  4,421      274,102
*   Virtusa Corp......................................  1,400       67,116
#   Visa, Inc. Class A................................ 19,776    1,489,924
#   Vishay Intertechnology, Inc....................... 13,630      156,472
*   Vishay Precision Group, Inc.......................    793       11,070
#*  VMware, Inc. Class A..............................    340       30,304
    Wayside Technology Group, Inc.....................    200        3,898
*   Web.com Group, Inc................................  6,210      154,567
#*  WebMD Health Corp.................................  2,374      103,459
*   Westell Technologies, Inc. Class A................  2,172        2,650
    Western Digital Corp..............................  5,212      448,545
#   Western Union Co. (The)........................... 11,419      231,121
*   WEX, Inc..........................................  3,136      319,997
*   Workday, Inc. Class A.............................    626       52,791
*   Xcerra Corp.......................................  3,103       19,502
    Xilinx, Inc....................................... 11,073      462,298
*   XO Group, Inc.....................................  2,465       36,556
*   Yahoo!, Inc....................................... 14,338      525,774
*   Zebra Technologies Corp. Class A..................  2,300      247,549
#*  Zillow Group, Inc. Class A........................    500       40,750
*   Zix Corp..........................................  2,919       14,245
*   Zynga, Inc. Class A............................... 82,574      204,784
                                                              ------------
Total Information Technology..........................         105,283,115
                                                              ------------
Materials -- (4.3%)
    A Schulman, Inc...................................  2,365       88,049
#*  AEP Industries, Inc...............................    875       42,306
    Air Products & Chemicals, Inc.....................  3,400      484,534
    Airgas, Inc.......................................  5,653      576,719
#   Albemarle Corp....................................  3,763      203,955
    Alcoa, Inc........................................ 52,543      518,598
    Allegheny Technologies, Inc.......................  8,216      175,165
#*  AM Castle & Co....................................  1,581        4,506
#   American Vanguard Corp............................  3,400       43,588
    Ampco-Pittsburgh Corp.............................  1,053       14,015
    AptarGroup, Inc...................................  6,795      460,633
    Ashland, Inc......................................  2,540      290,373
    Avery Dennison Corp............................... 10,905      663,569
    Axiall Corp.......................................  5,189      152,712
    Balchem Corp......................................  3,488      197,665
    Ball Corp.........................................  3,274      222,108
    Bemis Co., Inc.................................... 11,636      518,617
*   Berry Plastics Group, Inc.........................  5,970      194,383

                                     1071

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ ----------
Materials -- (Continued)
*   Boise Cascade Co..................................  4,674 $  155,083
    Cabot Corp........................................  5,774    203,129
    Calgon Carbon Corp................................  5,733    101,417
#   Carpenter Technology Corp.........................  4,675    175,500
#*  Century Aluminum Co...............................  9,551     89,015
    CF Industries Holdings, Inc....................... 19,825  1,173,640
    Chase Corp........................................    998     38,154
    Chemours Co. (The)................................  2,363     25,804
*   Chemtura Corp.....................................  7,486    205,341
*   Clearwater Paper Corp.............................  1,919    112,933
*   Codexis, Inc......................................  2,200      7,150
#*  Coeur d'Alene Mines Corp..........................  8,300     29,299
    Commercial Metals Co.............................. 12,372    190,653
    Compass Minerals International, Inc...............  4,996    399,680
*   Core Molding Technologies, Inc....................    683     13,032
*   Crown Holdings, Inc...............................  3,146    162,050
    Cytec Industries, Inc.............................  6,700    497,341
#   Deltic Timber Corp................................    681     44,197
    Domtar Corp.......................................  6,784    275,837
    Dow Chemical Co. (The)............................ 25,223  1,186,994
    Eagle Materials, Inc..............................  4,390    338,645
    Ecolab, Inc.......................................  4,686    542,686
    EI du Pont de Nemours & Co........................ 10,819    603,267
*   Ferro Corp........................................  5,502     76,423
#*  Flotek Industries, Inc............................  3,205     54,870
    FMC Corp..........................................  2,976    144,455
    Freeport-McMoRan, Inc............................. 21,700    254,975
    Friedman Industries, Inc..........................    400      2,324
    FutureFuel Corp...................................  3,113     35,613
    Globe Specialty Metals, Inc.......................  6,099     94,169
    Graphic Packaging Holding Co...................... 38,159    576,201
#   Greif, Inc. Class A...............................  2,100     65,079
    Greif, Inc. Class B...............................  1,052     40,102
*   Handy & Harman, Ltd...............................    300      8,880
    Hawkins, Inc......................................    817     29,804
    Haynes International, Inc.........................  1,143     48,658
    HB Fuller Co......................................  4,005    160,440
*   Headwaters, Inc...................................  4,992     94,898
#   Hecla Mining Co................................... 35,506     74,563
#*  Horsehead Holding Corp............................  4,750     39,330
    Huntsman Corp..................................... 29,869    567,511
    Innophos Holdings, Inc............................  2,105    108,365
    Innospec, Inc.....................................  2,596    112,277
    International Flavors & Fragrances, Inc...........  1,600    184,944
    International Paper Co............................ 19,927    953,905
*   Intrepid Potash, Inc..............................  5,959     50,890
#   Kaiser Aluminum Corp..............................  1,125     95,006
    KapStone Paper and Packaging Corp................. 12,344    288,850
    KMG Chemicals, Inc................................    783     17,093
    Koppers Holdings, Inc.............................  1,876     38,083
*   Kraton Performance Polymers, Inc..................  3,196     65,582
#   Kronos Worldwide, Inc.............................  5,675     55,842
#*  Louisiana-Pacific Corp............................ 13,787    203,220

                                     1072

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES  VALUE+
                                                       ------ --------
Materials -- (Continued)
*   LSB Industries, Inc...............................  2,432 $ 89,765
    LyondellBasell Industries NV Class A..............  6,356  596,383
#   Martin Marietta Materials, Inc....................  1,763  276,474
    Materion Corp.....................................  2,000   61,200
#   McEwen Mining, Inc................................  4,528    3,305
*   Mercer International, Inc.........................  8,133   98,328
    Minerals Technologies, Inc........................  3,338  216,136
    Monsanto Co.......................................  6,200  631,718
    Mosaic Co. (The).................................. 19,089  819,682
    Myers Industries, Inc.............................  3,823   57,842
    Neenah Paper, Inc.................................  2,308  139,819
#   NewMarket Corp....................................    500  198,855
    Newmont Mining Corp............................... 25,496  437,766
    Nucor Corp........................................ 12,407  547,645
    Olin Corp.........................................  7,940  182,541
    Olympic Steel, Inc................................    600    7,272
    OM Group, Inc.....................................  1,766   59,832
*   OMNOVA Solutions, Inc.............................  5,202   33,657
*   Owens-Illinois, Inc............................... 20,794  443,952
    Packaging Corp. of America........................  6,186  437,907
    PH Glatfelter Co..................................  4,312   88,008
*   Platform Specialty Products Corp.................. 19,985  465,051
#   PolyOne Corp......................................  9,951  341,021
    PPG Industries, Inc...............................  3,332  361,122
    Praxair, Inc......................................  4,338  495,139
    Quaker Chemical Corp..............................  1,300  120,510
    Reliance Steel & Aluminum Co......................  7,204  436,562
#*  Rentech, Inc......................................  5,699    4,339
*   Resolute Forest Products, Inc.....................  8,723   86,183
#   Royal Gold, Inc...................................  4,838  243,932
    RPM International, Inc............................  4,110  192,636
#   Schnitzer Steel Industries, Inc. Class A..........  2,700   42,417
    Scotts Miracle-Gro Co. (The) Class A..............  4,510  272,359
    Sealed Air Corp...................................  5,588  297,114
    Sensient Technologies Corp........................  3,000  205,170
    Sherwin-Williams Co. (The)........................    700  194,432
    Silgan Holdings, Inc..............................  6,924  370,226
    Sonoco Products Co................................ 12,320  508,570
#   Southern Copper Corp..............................  2,100   58,506
    Steel Dynamics, Inc............................... 20,476  410,134
    Stepan Co.........................................  1,876   91,943
#*  Stillwater Mining Co.............................. 10,155   96,676
    SunCoke Energy, Inc...............................  6,774   83,252
    Synalloy Corp.....................................    498    5,881
    TimkenSteel Corp..................................  3,691   68,763
*   Trecora Resources.................................  2,437   34,021
    Tredegar Corp.....................................  3,298   55,604
    Tronox, Ltd. Class A..............................  5,749   63,124
    United States Lime & Minerals, Inc................    400   21,600
#   United States Steel Corp.......................... 11,099  216,098
#*  Universal Stainless & Alloy Products, Inc.........    900   12,159
*   US Concrete, Inc..................................  2,301   97,401
#   Valspar Corp. (The)...............................  2,101  174,971

                                     1073

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
            Vulcan Materials Co............................   4,711 $   428,795
#           Wausau Paper Corp..............................   2,808      24,823
            Westlake Chemical Corp.........................   4,800     299,856
*           WestRock Co....................................   8,669     546,667
            Worthington Industries, Inc....................   5,891     159,410
*           WR Grace & Co..................................   1,636     165,121
                                                                    -----------
Total Materials............................................          29,144,369
                                                                    -----------
Other -- (0.0%)
(degrees)*  Gerber Scientific, Inc. Escrow Shares..........   1,200          --
                                                                    -----------
Real Estate Investment Trusts -- (0.0%)
#*          Communications Sales & Leasing, Inc............   8,738     182,187
                                                                    -----------
Telecommunication Services -- (2.4%)
#*          8x8, Inc.......................................   1,219      10,617
*           Alaska Communications Systems Group, Inc.......   2,160       4,666
            Alteva, Inc....................................     100         366
#           AT&T, Inc...................................... 201,716   7,007,617
            Atlantic Tele-Network, Inc.....................   1,605     113,538
*           Boingo Wireless, Inc...........................   2,902      28,236
            CenturyLink, Inc...............................  20,333     581,524
*           Cincinnati Bell, Inc...........................  18,105      70,791
#           Cogent Communications Holdings, Inc............   3,222     102,427
#           Consolidated Communications Holdings, Inc......   6,389     127,333
*           FairPoint Communications, Inc..................   2,200      36,564
#           Frontier Communications Corp...................  84,769     400,110
*           General Communication, Inc. Class A............   4,329      79,654
*           Hawaiian Telcom Holdco, Inc....................     865      21,539
            IDT Corp. Class B..............................   3,068      52,217
            Inteliquent, Inc...............................   4,793      87,233
#*          Intelsat SA....................................   4,493      42,728
#*          Iridium Communications, Inc....................   4,837      35,891
*           Level 3 Communications, Inc....................  12,374     624,887
            Lumos Networks Corp............................   2,200      30,712
#           NTELOS Holdings Corp...........................   1,700      10,863
*           ORBCOMM, Inc...................................   6,642      40,915
*           Premiere Global Services, Inc..................   4,670      50,389
*           SBA Communications Corp. Class A...............   2,317     279,708
            Shenandoah Telecommunications Co...............   4,421     151,994
            Spok Holdings, Inc.............................   2,004      33,527
#*          Sprint Corp....................................  36,819     124,080
#*          Straight Path Communications, Inc. Class B.....     984      23,193
*           T-Mobile US, Inc...............................  10,724     436,038
            Telephone & Data Systems, Inc..................   9,644     283,630
#*          United States Cellular Corp....................   2,120      78,906
            Verizon Communications, Inc.................... 106,903   5,001,991
*           Vonage Holdings Corp...........................  13,116      83,811
#           Windstream Holdings, Inc.......................  12,533      60,785
                                                                    -----------
Total Telecommunication Services...........................          16,118,480
                                                                    -----------
Utilities -- (2.1%)
            AES Corp.......................................  11,991     153,485

                                     1074

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Utilities -- (Continued)
    AGL Resources, Inc.........................................  5,324 $255,978
    ALLETE, Inc................................................  3,220  155,494
    Alliant Energy Corp........................................  2,190  134,707
    Ameren Corp................................................  4,364  179,273
    American Electric Power Co., Inc...........................  4,618  261,240
    American States Water Co...................................  2,900  111,795
    American Water Works Co., Inc..............................  3,182  165,178
#   Aqua America, Inc..........................................  8,089  205,784
    Artesian Resources Corp. Class A...........................    900   19,413
    Atmos Energy Corp..........................................  4,493  248,463
    Avista Corp................................................  3,982  131,486
#   Black Hills Corp...........................................  3,248  135,312
    California Water Service Group.............................  3,500   75,355
*   Calpine Corp............................................... 29,284  535,897
    CenterPoint Energy, Inc....................................  7,411  143,329
    Chesapeake Utilities Corp..................................  1,139   58,567
    Cleco Corp.................................................  2,372  129,108
    CMS Energy Corp............................................  5,170  177,124
    Connecticut Water Service, Inc.............................    917   31,215
#   Consolidated Edison, Inc...................................  4,460  283,611
    Consolidated Water Co., Ltd................................    959   11,604
    Delta Natural Gas Co., Inc.................................    591   11,920
    Dominion Resources, Inc....................................  5,442  390,191
    DTE Energy Co..............................................  3,043  244,840
#   Duke Energy Corp...........................................  5,516  409,398
*   Dynegy, Inc................................................ 10,579  275,583
    Edison International.......................................  2,987  179,250
    El Paso Electric Co........................................  3,000  109,290
    Empire District Electric Co. (The).........................  3,337   76,784
#   Entergy Corp...............................................  3,216  228,400
    Eversource Energy..........................................  4,799  238,606
    Exelon Corp................................................  8,053  258,421
    FirstEnergy Corp...........................................  6,659  226,140
    Gas Natural, Inc...........................................    700    7,021
#   Genie Energy, Ltd. Class B.................................  1,601   16,570
#   Great Plains Energy, Inc...................................  6,524  170,342
    Hawaiian Electric Industries, Inc..........................  4,869  145,827
#   IDACORP, Inc...............................................  1,881  116,829
    ITC Holdings Corp..........................................  6,925  233,927
#   Laclede Group, Inc. (The)..................................  3,100  167,741
#   MDU Resources Group, Inc...................................  5,681  110,836
    MGE Energy, Inc............................................  2,263   89,796
    Middlesex Water Co.........................................  1,448   32,928
#   National Fuel Gas Co.......................................  3,654  197,572
    New Jersey Resources Corp..................................  5,910  170,799
    NextEra Energy, Inc........................................  4,067  427,848
    NiSource, Inc.............................................. 14,542  253,903
#   Northwest Natural Gas Co...................................  1,777   76,926
#   NorthWestern Corp..........................................  3,472  186,933
#   NRG Energy, Inc............................................ 11,416  256,289
#   NRG Yield, Inc. Class A....................................  1,604   31,615
#   NRG Yield, Inc. Class C....................................  1,604   30,941
    OGE Energy Corp............................................  3,300   98,208

                                     1075

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
#            ONE Gas, Inc...............................     3,674 $    165,440
#            Ormat Technologies, Inc....................     3,572      145,309
             Otter Tail Corp............................     2,643       68,507
#            Pattern Energy Group, Inc..................     3,049       74,487
             Pepco Holdings, Inc........................     2,789       74,411
             PG&E Corp..................................     4,479      235,192
             Piedmont Natural Gas Co., Inc..............     5,827      221,484
             Pinnacle West Capital Corp.................     1,693      104,475
             PNM Resources, Inc.........................     5,540      146,145
             Portland General Electric Co...............     5,600      201,656
             PPL Corp...................................     5,296      168,466
             Public Service Enterprise Group, Inc.......     4,417      184,056
             Questar Corp...............................     7,460      165,164
             RGC Resources, Inc.........................       100        2,015
#            SCANA Corp.................................     2,529      138,589
             Sempra Energy..............................     2,133      217,097
             SJW Corp...................................     1,548       46,208
             South Jersey Industries, Inc...............     4,772      115,673
#            Southern Co. (The).........................     8,312      371,796
             Southwest Gas Corp.........................     3,200      180,288
*            Talen Energy Corp..........................       661       10,398
             TECO Energy, Inc...........................    10,000      221,200
             UGI Corp...................................    19,389      708,474
#            UIL Holdings Corp..........................     4,032      193,294
             Unitil Corp................................     1,246       44,295
             Vectren Corp...............................     3,548      149,371
             WEC Energy Group, Inc......................     5,445      266,805
             Westar Energy, Inc.........................     5,593      210,576
             WGL Holdings, Inc..........................     3,686      206,047
             Xcel Energy, Inc...........................     8,217      284,883
             York Water Co. (The).......................       762       16,261
                                                                   ------------
Total Utilities.........................................             14,413,154
                                                                   ------------
TOTAL COMMON STOCKS.....................................            597,903,000
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
             Leap Wireless International, Inc.
(degrees)*     Contingent Value Rights..................     1,200        3,024
             Magnum Hunter Resources Corp. Warrants
(degrees)#*    04/15/16.................................       732           --
(degrees)#*  Safeway Casa Ley Contingent Value Rights...    11,539       11,711
(degrees)*   Safeway PDC, LLC Contingent Value Rights...    11,539          563
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                 15,298
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
             State Street Institutional Liquid
               Reserves, 0.114%......................... 3,234,082    3,234,082
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (11.1%)
(S)@ DFA Short Term Investment Fund..................... 6,525,297   75,497,681
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $533,273,594)^^.....           $676,650,061
                                                                   ============

                                     1076

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------
                                    LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
                                  ------------ ----------- ---------- ------------
Common Stocks
   Consumer Discretionary........ $ 98,140,243          --         -- $ 98,140,243
   Consumer Staples..............   33,250,534          --         --   33,250,534
   Energy........................   58,620,489          --         --   58,620,489
   Financials....................  115,195,303          --         --  115,195,303
   Health Care...................   44,867,192          --         --   44,867,192
   Industrials...................   82,687,831 $       103         --   82,687,934
   Information Technology........  105,283,115          --         --  105,283,115
   Materials.....................   29,144,369          --         --   29,144,369
   Other.........................           --          --         --           --
   Real Estate Investment Trusts.      182,187          --         --      182,187
   Telecommunication Services....   16,118,480          --         --   16,118,480
   Utilities.....................   14,413,154          --         --   14,413,154
Rights/Warrants..................           --      15,298         --       15,298
Temporary Cash Investments.......    3,234,082          --         --    3,234,082
Securities Lending Collateral....           --  75,497,681         --   75,497,681
                                  ------------ ----------- ---------- ------------
TOTAL............................ $601,136,979 $75,513,082         -- $676,650,061
                                  ============ =========== ========== ============

                                     1077

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES   VALUE+
                                                       ------ ----------
COMMON STOCKS -- (88.9%)

Consumer Discretionary -- (14.7%)
*   1-800-Flowers.com, Inc. Class A...................  1,900 $   18,905
    A. H. Belo Corp. Class A..........................  1,500      7,725
    Aaron's, Inc......................................  6,040    223,359
#   Abercrombie & Fitch Co. Class A...................  3,503     70,375
    Advance Auto Parts, Inc...........................  1,871    325,947
#*  Aeropostale, Inc..................................  1,900      2,869
*   Amazon.com, Inc...................................  7,637  4,094,578
    AMC Entertainment Holdings, Inc. Class A..........    900     29,025
*   AMC Networks, Inc. Class A........................  3,667    308,835
*   America's Car-Mart, Inc...........................    200      9,252
*   American Axle & Manufacturing Holdings, Inc.......  2,724     54,426
#   American Eagle Outfitters, Inc.................... 13,670    242,642
*   American Public Education, Inc....................    300      7,761
*   ANN, Inc..........................................  3,244    148,413
*   Apollo Education Group, Inc. Class A..............  2,326     29,796
    Aramark...........................................  7,106    226,113
    Arctic Cat, Inc...................................    816     23,346
*   Asbury Automotive Group, Inc......................  2,358    208,211
#*  Ascena Retail Group, Inc.......................... 14,508    181,640
*   Ascent Capital Group, Inc. Class A................    600     23,418
#   Autoliv, Inc......................................  3,097    325,804
*   AutoNation, Inc...................................  4,417    275,356
*   AutoZone, Inc.....................................    500    350,470
*   Barnes & Noble, Inc...............................  4,328    113,783
    Bassett Furniture Industries, Inc.................    500     16,395
#   bebe stores, Inc..................................  6,898     12,692
#*  Bed Bath & Beyond, Inc............................  5,200    339,196
*   Belmond, Ltd. Class A.............................  5,396     65,346
#   Best Buy Co., Inc................................. 20,971    677,154
    Big 5 Sporting Goods Corp.........................  1,217     13,399
#   Big Lots, Inc.....................................  4,338    187,315
*   Biglari Holdings, Inc.............................     15      6,522
#*  BJ's Restaurants, Inc.............................  1,590     81,980
    Bloomin' Brands, Inc.............................. 11,086    258,193
#*  Blue Nile, Inc....................................  1,171     37,144
*   Blyth, Inc........................................    400      1,844
#   Bob Evans Farms, Inc..............................  1,100     54,912
*   Books-A-Million, Inc..............................    300        966
    BorgWarner, Inc...................................  6,900    342,999
*   Bravo Brio Restaurant Group, Inc..................  1,600     20,784
*   Bridgepoint Education, Inc........................    960      9,043
*   Bright Horizons Family Solutions, Inc.............  2,209    133,070
#   Brinker International, Inc........................  3,428    205,337
    Brunswick Corp....................................  5,287    280,687
#   Buckle, Inc. (The)................................    933     41,267
#*  Buffalo Wild Wings, Inc...........................    676    132,212
*   Build-A-Bear Workshop, Inc........................  1,300     22,685
*   Burlington Stores, Inc............................  3,000    165,120
#*  Cabela's, Inc.....................................  3,706    164,658
*   Cable One, Inc....................................    400    166,088
#   Cablevision Systems Corp. Class A................. 10,142    286,207

                                     1078

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    Caleres, Inc......................................  3,800 $  125,552
#   Callaway Golf Co..................................  4,913     45,003
*   Cambium Learning Group, Inc.......................    900      4,230
    Capella Education Co..............................    400     20,604
*   Career Education Corp.............................  3,938     12,523
#*  CarMax, Inc.......................................  4,415    284,812
*   Carmike Cinemas, Inc..............................  1,357     33,993
    Carnival Corp.....................................  4,446    236,927
    Carriage Services, Inc............................    682     16,388
*   Carrols Restaurant Group, Inc.....................  1,300     14,326
    Carter's, Inc.....................................  5,149    522,160
    Cato Corp. (The) Class A..........................  2,771    106,434
*   Cavco Industries, Inc.............................    600     43,848
    CBS Corp. Class B.................................  4,949    264,623
#*  Central European Media Enterprises, Ltd. Class A..  2,252      5,405
#*  Charter Communications, Inc. Class A..............  2,741    509,442
#   Cheesecake Factory, Inc. (The)....................  3,600    207,864
    Cherokee, Inc.....................................    600     16,842
    Chico's FAS, Inc.................................. 12,561    191,178
#   Children's Place, Inc. (The)......................  1,779    103,004
*   Chipotle Mexican Grill, Inc.......................    300    222,669
    Choice Hotels International, Inc..................  3,024    153,196
#*  Christopher & Banks Corp..........................  2,500      8,075
    Churchill Downs, Inc..............................    534     72,122
#*  Chuy's Holdings, Inc..............................    607     17,245
    Cinemark Holdings, Inc............................  8,135    321,007
*   Citi Trends, Inc..................................    600     14,286
    Clear Channel Outdoor Holdings, Inc. Class A......  2,200     21,252
    ClubCorp Holdings, Inc............................  3,282     76,536
#   Coach, Inc........................................  6,331    197,527
    Collectors Universe, Inc..........................    299      6,028
    Columbia Sportswear Co............................  3,465    247,886
    Comcast Corp. Class A............................. 50,077  3,125,306
#   Comcast Corp. Special Class A.....................  8,100    504,954
#*  Conn's, Inc.......................................  1,344     46,395
    Cooper Tire & Rubber Co...........................  3,449    113,576
*   Cooper-Standard Holding, Inc......................    934     60,056
    Core-Mark Holding Co., Inc........................  1,102     70,054
#   Cracker Barrel Old Country Store, Inc.............  1,193    181,205
#*  Crocs, Inc........................................  4,200     66,066
*   Crown Media Holdings, Inc. Class A................  5,827     26,047
    CSS Industries, Inc...............................    242      6,870
    CST Brands, Inc...................................  6,232    236,068
    Culp, Inc.........................................    482     14,581
*   Cumulus Media, Inc. Class A.......................  3,298      5,442
#   Dana Holding Corp................................. 13,377    248,277
    Darden Restaurants, Inc...........................  3,808    280,878
#*  Deckers Outdoor Corp..............................  1,578    115,005
*   Del Frisco's Restaurant Group, Inc................    700     11,165
    Delphi Automotive P.L.C...........................  4,578    357,450
*   Delta Apparel, Inc................................    231      2,839
*   Denny's Corp......................................  4,037     47,475
    Destination Maternity Corp........................    800      7,896

                                     1079

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
#*  Destination XL Group, Inc.........................   2,126 $   10,396
#   DeVry Education Group, Inc........................   2,799     85,034
#*  Diamond Resorts International, Inc................   2,879     90,228
    Dick's Sporting Goods, Inc........................   5,200    265,096
    Dillard's, Inc. Class A...........................   2,699    274,974
    DineEquity, Inc...................................   1,600    166,416
*   Discovery Communications, Inc.....................   5,077    153,833
#*  Discovery Communications, Inc. Class A............   2,600     85,852
*   DISH Network Corp. Class A........................   4,808    310,645
    Dollar General Corp...............................  10,357    832,392
*   Dollar Tree, Inc..................................   6,982    544,805
    Domino's Pizza, Inc...............................   2,951    335,942
#*  Dorman Products, Inc..............................   1,723     90,940
    DR Horton, Inc....................................  11,461    340,277
#*  DreamWorks Animation SKG, Inc. Class A............   3,248     78,309
    Drew Industries, Inc..............................   1,494     87,638
    DSW, Inc. Class A.................................   5,528    179,771
#   Dunkin' Brands Group, Inc.........................   3,763    202,788
#   Emerson Radio Corp................................     900      1,134
*   Entercom Communications Corp. Class A.............   1,323     13,931
    Entravision Communications Corp. Class A..........   4,562     34,991
    Escalade, Inc.....................................     900     15,534
#   Ethan Allen Interiors, Inc........................   1,336     40,334
#*  EVINE Live, Inc...................................     500      1,095
    EW Scripps Co. (The) Class A......................   4,611    101,304
    Expedia, Inc......................................   2,582    313,558
*   Express, Inc......................................   6,950    132,328
#*  Famous Dave's Of America, Inc.....................     400      7,124
*   Federal-Mogul Holdings Corp.......................   6,121     68,555
*   Fiesta Restaurant Group, Inc......................     521     30,286
    Finish Line, Inc. (The) Class A...................   4,245    116,695
#*  Five Below, Inc...................................   2,158     79,565
    Flexsteel Industries, Inc.........................     561     22,395
#   Foot Locker, Inc..................................   5,251    370,458
    Ford Motor Co..................................... 100,801  1,494,879
#*  Fossil Group, Inc.................................   3,434    236,087
*   Fox Factory Holding Corp..........................   1,876     29,791
*   Francesca's Holdings Corp.........................   4,364     53,066
#   Fred's, Inc. Class A..............................   3,574     64,475
#*  FTD Cos., Inc.....................................   1,255     36,558
#*  Fuel Systems Solutions, Inc.......................     700      4,354
#*  G-III Apparel Group, Ltd..........................   3,226    233,014
*   Gaiam, Inc. Class A...............................     700      4,858
#   GameStop Corp. Class A............................   8,370    383,764
*   Gaming Partners International Corp................     100      1,005
*   Gannett Co., Inc..................................   3,811     48,209
#   Gap, Inc. (The)...................................  11,440    417,331
#   Garmin, Ltd.......................................   4,900    205,359
    General Motors Co.................................  11,616    366,020
*   Genesco, Inc......................................   1,502     97,164
#   Gentex Corp.......................................  19,100    307,128
*   Gentherm, Inc.....................................   2,300    115,759
    Genuine Parts Co..................................   2,614    232,515

                                     1080

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    GNC Holdings, Inc. Class A........................  8,381 $  412,429
    Goodyear Tire & Rubber Co. (The)..................  5,700    171,741
*   GoPro, Inc. Class A...............................  1,600     99,360
#*  Gordmans Stores, Inc..............................    317      1,747
    Graham Holdings Co. Class B.......................    400    275,824
*   Grand Canyon Education, Inc.......................  1,503     65,275
*   Gray Television, Inc..............................  4,345     73,387
*   Green Brick Partners, Inc.........................    409      4,933
    Group 1 Automotive, Inc...........................  1,617    156,800
#*  Groupon, Inc...................................... 17,800     85,796
#   Guess?, Inc.......................................  6,162    134,886
#   H&R Block, Inc....................................  7,160    238,356
    Hanesbrands, Inc.................................. 16,292    505,541
    Harley-Davidson, Inc..............................  3,281    191,282
    Harman International Industries, Inc..............  2,720    292,835
    Harte-Hanks, Inc..................................  6,046     28,356
#   Hasbro, Inc.......................................  4,388    345,511
    Haverty Furniture Cos., Inc.......................  1,394     30,919
*   Helen of Troy, Ltd................................  1,970    172,927
*   Hibbett Sports, Inc...............................    400     18,220
*   Hilton Worldwide Holdings, Inc....................  5,073    136,210
    Home Depot, Inc. (The)............................ 31,779  3,719,096
    Hooker Furniture Corp.............................    300      7,485
*   Horizon Global Corp...............................  1,067     13,359
*   Houghton Mifflin Harcourt Co......................  5,623    146,929
    HSN, Inc..........................................  3,345    245,891
*   Hyatt Hotels Corp. Class A........................    825     46,060
#*  Iconix Brand Group, Inc...........................  3,188     69,275
#*  International Game Technology P.L.C...............    982     19,444
    International Speedway Corp. Class A..............    400     13,708
    Interpublic Group of Cos., Inc. (The)............. 10,603    225,844
    Interval Leisure Group, Inc.......................  3,271     69,738
*   Intrawest Resorts Holdings, Inc...................    881      8,784
*   iRobot Corp.......................................  1,368     42,121
*   Isle of Capri Casinos, Inc........................    970     17,693
#*  ITT Educational Services, Inc.....................    500      1,840
    Jack in the Box, Inc..............................  2,060    195,700
#*  JAKKS Pacific, Inc................................    496      4,886
#*  JC Penney Co., Inc................................  9,587     78,997
    John Wiley & Sons, Inc. Class A...................  4,601    243,899
    Johnson Controls, Inc.............................  9,087    414,004
    Johnson Outdoors, Inc. Class A....................    600     12,660
    Journal Media Group, Inc..........................    851      6,885
*   K12, Inc..........................................    764     10,077
#*  Kate Spade & Co...................................  5,226    105,147
#   KB Home...........................................  3,690     58,966
    Kirkland's, Inc...................................  1,391     37,946
#   Kohl's Corp.......................................  8,791    539,064
#*  Krispy Kreme Doughnuts, Inc.......................  1,203     22,424
    L Brands, Inc.....................................  4,900    395,528
*   La Quinta Holdings, Inc...........................  6,814    144,593
    La-Z-Boy, Inc.....................................  4,065    103,251
#*  Lands' End, Inc...................................  1,108     26,127

                                     1081

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
#   Las Vegas Sands Corp..............................  3,041 $  170,418
*   LeapFrog Enterprises, Inc.........................  3,899      3,660
    Lear Corp.........................................  1,613    167,865
#   Leggett & Platt, Inc..............................  7,551    361,013
#   Lennar Corp. Class A..............................  5,900    312,936
    Lennar Corp. Class B..............................    700     30,702
    Libbey, Inc.......................................  1,981     73,713
*   Liberty Broadband Corp............................  3,109    166,425
*   Liberty Broadband Corp. Class A...................  1,106     59,691
*   Liberty Interactive Corp., QVC Group Class
      A(53071M104).................................... 16,010    465,090
*   Liberty Interactive Corp., QVC Group Class
      A(531229102)....................................  2,899    109,582
*   Liberty Media Corp................................  5,863    221,035
*   Liberty Media Corp. Class B.......................     17        653
#   Liberty Tax, Inc..................................    531     13,944
*   Liberty TripAdvisor Holdings, Inc. Class A........  3,711    108,695
*   Liberty Ventures Series A.........................  7,991    331,467
    Lifetime Brands, Inc..............................  1,200     17,448
    Lions Gate Entertainment Corp.....................  4,498    176,232
    Lithia Motors, Inc. Class A.......................  1,697    203,114
*   Live Nation Entertainment, Inc....................  9,115    238,995
*   LKQ Corp..........................................  8,810    277,163
*   Loral Space & Communications, Inc.................    620     39,277
    Lowe's Cos., Inc.................................. 16,224  1,125,297
#*  Lululemon Athletica, Inc..........................  1,667    104,788
#*  Lumber Liquidators Holdings, Inc..................    594     11,464
*   M/I Homes, Inc....................................  1,956     49,056
    Macy's, Inc.......................................  6,965    481,003
*   Madison Square Garden Co. (The) Class A...........  4,386    365,792
    Marcus Corp. (The)................................    300      6,288
#   Marine Products Corp..............................    700      4,361
*   MarineMax, Inc....................................  1,124     20,299
    Marriott International, Inc. Class A..............  7,025    510,085
    Marriott Vacations Worldwide Corp.................  1,442    120,551
*   Martha Stewart Living Omnimedia, Inc. Class A.....    700      4,249
#   Mattel, Inc.......................................  7,205    167,228
*   McClatchy Co. (The) Class A.......................  2,425      1,964
    McDonald's Corp................................... 11,327  1,131,114
#   MDC Holdings, Inc.................................  4,145    123,770
#*  Media General, Inc................................  1,600     25,392
    Men's Wearhouse, Inc. (The).......................  4,200    249,984
#   Meredith Corp.....................................  2,936    140,693
*   Meritage Homes Corp...............................  3,323    149,867
#*  MGM Resorts International......................... 14,457    283,646
*   Michael Kors Holdings, Ltd........................  4,611    193,616
*   Modine Manufacturing Co...........................  2,400     24,312
*   Mohawk Industries, Inc............................  2,867    577,959
#   Monro Muffler Brake, Inc..........................  1,890    119,543
    Morningstar, Inc..................................  3,163    269,456
*   Motorcar Parts of America, Inc....................    440     13,037
    Movado Group, Inc.................................    805     20,391
*   Murphy USA, Inc...................................  2,591    141,883
    NACCO Industries, Inc. Class A....................    300     15,231
    Nathan's Famous, Inc..............................    200      6,144

                                     1082

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    National CineMedia, Inc...........................  3,817 $   59,164
*   Nautilus, Inc.....................................  3,118     65,883
*   Netflix, Inc......................................  2,800    320,068
*   New York & Co., Inc...............................  1,300      2,925
#   New York Times Co. (The) Class A..................  6,457     85,362
    Newell Rubbermaid, Inc............................  3,996    172,947
*   News Corp. Class A................................  7,731    113,878
*   News Corp. Class B................................  3,946     56,309
    Nexstar Broadcasting Group, Inc. Class A..........  1,669     95,734
    NIKE, Inc. Class B................................ 16,931  1,950,790
#*  Noodles & Co......................................    700     10,836
#   Nordstrom, Inc....................................  5,700    434,967
*   Norwegian Cruise Line Holdings, Ltd...............  5,300    330,826
    Nutrisystem, Inc..................................  1,849     55,562
*   NVR, Inc..........................................    200    298,008
*   O'Reilly Automotive, Inc..........................  2,428    583,473
*   Office Depot, Inc................................. 24,090    192,720
#   Omnicom Group, Inc................................ 10,763    786,560
*   Orbitz Worldwide, Inc.............................  2,761     31,144
#   Outerwall, Inc....................................  1,100     77,902
*   Overstock.com, Inc................................    299      6,327
    Oxford Industries, Inc............................  1,500    125,895
#*  Pacific Sunwear of California, Inc................  1,600      1,026
*   Panera Bread Co. Class A..........................  2,204    449,880
    Papa John's International, Inc....................  1,994    150,667
#*  Penn National Gaming, Inc.........................  1,675     31,959
    Penske Automotive Group, Inc......................  5,852    316,008
*   Pep Boys-Manny, Moe & Jack (The)..................  3,700     43,845
*   Perry Ellis International, Inc....................  1,100     26,499
#   PetMed Express, Inc...............................    500      8,425
#   Pier 1 Imports, Inc...............................  3,100     36,611
#   Polaris Industries, Inc...........................  2,292    314,142
    Pool Corp.........................................  1,400     98,588
*   Popeyes Louisiana Kitchen, Inc....................    875     53,095
*   Priceline Group, Inc. (The).......................    776    965,010
    PulteGroup, Inc...................................  4,586     95,022
    PVH Corp..........................................  3,366    390,591
#*  Quiksilver, Inc...................................  6,800      3,118
#*  Radio One, Inc. Class D...........................    897      2,189
    Ralph Lauren Corp.................................  1,300    163,657
*   RCI Hospitality Holdings, Inc.....................    288      3,214
*   Reading International, Inc. Class A...............  1,600     18,848
*   Red Lion Hotels Corp..............................    171      1,392
*   Red Robin Gourmet Burgers, Inc....................    656     60,122
#   Regal Entertainment Group Class A.................  6,595    135,857
*   Regis Corp........................................    798     11,675
    Remy International, Inc...........................  1,180     34,928
#   Rent-A-Center, Inc................................  2,936     78,655
*   Rentrak Corp......................................    200     13,694
    Restaurant Brands International, Inc..............  1,600     69,184
#*  Restoration Hardware Holdings, Inc................  2,883    292,509
    Rocky Brands, Inc.................................    600     10,896
    Ross Stores, Inc..................................  9,566    508,529

                                     1083

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
#   Royal Caribbean Cruises, Ltd......................  3,225 $  289,766
*   Ruby Tuesday, Inc.................................  4,290     31,489
    Ruth's Hospitality Group, Inc.....................  2,900     50,837
#   Ryland Group, Inc. (The)..........................  1,900     86,393
    Saga Communications, Inc. Class A.................    133      5,387
    Salem Media Group, Inc. Class A...................    400      2,572
*   Sally Beauty Holdings, Inc........................  7,506    223,604
    Scholastic Corp...................................  2,401    103,459
#*  Scientific Games Corp. Class A....................  1,408     21,261
#   Scripps Networks Interactive, Inc. Class A........  3,064    191,745
#   SeaWorld Entertainment, Inc.......................  5,572     96,618
*   Select Comfort Corp...............................  5,880    153,115
    Service Corp. International.......................  6,167    188,155
*   Shiloh Industries, Inc............................    200      2,256
    Shoe Carnival, Inc................................  1,693     47,929
#*  Shutterfly, Inc...................................  1,895     81,959
    Signet Jewelers, Ltd..............................  2,000    242,440
#   Sinclair Broadcast Group, Inc. Class A............  1,200     34,824
#*  Sirius XM Holdings, Inc........................... 36,864    145,981
#   Six Flags Entertainment Corp......................  4,140    193,090
*   Sizmek, Inc.......................................  1,000      7,760
*   Skechers U.S.A., Inc. Class A.....................  3,033    456,315
*   Skullcandy, Inc...................................    764      5,585
*   Skyline Corp......................................    100        327
    Sonic Automotive, Inc. Class A....................  2,560     59,622
    Sonic Corp........................................  2,800     83,216
#   Sotheby's.........................................  2,920    122,144
    Speedway Motorsports, Inc.........................    839     17,577
    Stage Stores, Inc.................................  2,446     43,050
    Standard Motor Products, Inc......................  1,600     58,512
#*  Standard Pacific Corp............................. 15,578    140,046
*   Stanley Furniture Co., Inc........................    264        808
    Staples, Inc...................................... 26,269    386,417
    Starbucks Corp.................................... 22,800  1,320,804
    Starwood Hotels & Resorts Worldwide, Inc..........  2,655    210,966
#*  Starz.............................................  4,635    187,486
*   Starz Class B.....................................     17        704
    Stein Mart, Inc...................................  5,245     53,447
*   Steiner Leisure, Ltd..............................    252     14,540
*   Steven Madden, Ltd................................  4,853    202,273
*   Stoneridge, Inc...................................    400      4,868
    Strattec Security Corp............................    130      9,138
*   Strayer Education, Inc............................    203     11,289
    Sturm Ruger & Co., Inc............................    489     29,350
    Superior Uniform Group, Inc.......................    579     11,134
*   Systemax, Inc.....................................  1,900     12,958
    Target Corp.......................................  9,800    802,130
*   Taylor Morrison Home Corp. Class A................  2,100     40,425
    TEGNA, Inc........................................  7,622    222,029
*   Tempur Sealy International, Inc...................  2,682    202,625
*   Tenneco, Inc......................................  1,800     89,658
#*  Tesla Motors, Inc.................................    400    106,460
#   Texas Roadhouse, Inc..............................  4,009    157,915

                                     1084

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    Thor Industries, Inc..............................  2,700 $  150,876
    Tiffany & Co......................................  4,778    457,255
*   Tilly's, Inc. Class A.............................  1,038      9,394
    Time Warner Cable, Inc............................  5,986  1,137,400
    Time Warner, Inc.................................. 29,623  2,608,009
    Time, Inc.........................................  5,095    113,720
    TJX Cos., Inc. (The).............................. 16,192  1,130,525
*   Toll Brothers, Inc................................  7,848    305,444
*   TopBuild Corp.....................................  1,044     30,025
*   Tower International, Inc..........................    297      7,761
#*  Town Sports International Holdings, Inc...........    600      1,368
#   Tractor Supply Co.................................  4,100    379,332
*   Trans World Entertainment Corp....................  1,000      3,520
#*  TRI Pointe Group, Inc.............................  8,060    119,288
#*  TripAdvisor, Inc..................................  2,300    182,574
*   Tuesday Morning Corp..............................  1,000      9,380
#*  Tumi Holdings, Inc................................  3,061     58,924
#   Tupperware Brands Corp............................  2,350    137,405
    Twenty-First Century Fox, Inc. Class A............ 30,924  1,066,569
    Twenty-First Century Fox, Inc. Class B............  8,700    291,624
*   Ulta Salon Cosmetics & Fragrance, Inc.............  1,400    232,442
#*  Under Armour, Inc. Class A........................  3,600    357,588
*   Unifi, Inc........................................    690     21,293
*   Universal Electronics, Inc........................    755     39,139
#*  Urban Outfitters, Inc.............................  9,018    294,167
*   US Auto Parts Network, Inc........................    600      1,371
    Vail Resorts, Inc.................................  2,275    249,545
#*  Vera Bradley, Inc.................................    856      9,296
    VF Corp...........................................  6,056    466,857
    Viacom, Inc. Class A..............................    300     17,145
    Viacom, Inc. Class B..............................  5,822    331,854
#*  Vince Holding Corp................................    529      5,189
*   Vista Outdoor, Inc................................  3,464    163,397
*   Visteon Corp......................................  3,140    312,524
*   Vitamin Shoppe, Inc...............................  1,630     59,919
#*  VOXX International Corp...........................    518      4,144
    Walt Disney Co. (The)............................. 37,514  4,501,680
*   WCI Communities, Inc..............................    745     18,804
#*  Weight Watchers International, Inc................  1,686      6,744
    Wendy's Co. (The)................................. 22,515    231,004
*   West Marine, Inc..................................    591      5,366
    Weyco Group, Inc..................................    389     11,227
    Whirlpool Corp....................................  2,200    391,006
#*  William Lyon Homes Class A........................  1,600     38,176
    Williams-Sonoma, Inc..............................  4,117    348,545
    Winmark Corp......................................    200     20,272
#   Winnebago Industries, Inc.........................  1,598     35,683
#   Wolverine World Wide, Inc.........................  8,043    235,821
    Wyndham Worldwide Corp............................  3,700    305,324
    Yum! Brands, Inc..................................  2,287    200,707
*   Zagg, Inc.........................................  2,300     17,871

                                     1085

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.......................................  2,090 $    54,549
                                                              -----------
Total Consumer Discretionary..........................         85,689,767
                                                              -----------
Consumer Staples -- (6.7%)
#   Alico, Inc........................................    529      23,710
    Altria Group, Inc................................. 66,455   3,613,823
    Andersons, Inc. (The).............................  1,217      45,394
    Archer-Daniels-Midland Co.........................  7,539     357,499
#   Avon Products, Inc................................ 10,806      61,270
    B&G Foods, Inc....................................  4,681     138,230
#*  Boston Beer Co., Inc. (The) Class A...............    500     110,260
#*  Boulder Brands, Inc...............................  2,449      20,400
#   Brown-Forman Corp. Class A........................    808      96,548
    Brown-Forman Corp. Class B........................  2,150     233,081
    Bunge, Ltd........................................  1,700     135,745
#   Cal-Maine Foods, Inc..............................  1,200      64,992
    Calavo Growers, Inc...............................    937      51,076
#   Campbell Soup Co..................................  7,745     381,906
#   Casey's General Stores, Inc.......................  3,017     308,383
*   Central Garden & Pet Co...........................    300       2,757
*   Central Garden & Pet Co. Class A..................  2,233      22,509
#*  Chefs' Warehouse, Inc. (The)......................  1,374      23,633
#   Church & Dwight Co., Inc..........................  3,000     258,990
#   Clorox Co. (The)..................................  2,615     292,723
#   Coca-Cola Bottling Co. Consolidated...............    737     119,394
    Coca-Cola Co. (The)............................... 37,442   1,538,117
    Coca-Cola Enterprises, Inc........................  9,228     471,366
    Colgate-Palmolive Co.............................. 19,889   1,352,850
    ConAgra Foods, Inc................................  7,608     335,208
    Constellation Brands, Inc. Class A................  3,818     458,236
    Costco Wholesale Corp............................. 11,730   1,704,369
    Coty, Inc. Class A................................  2,300      61,479
*   Craft Brew Alliance, Inc..........................    500       5,165
    CVS Health Corp................................... 28,829   3,242,398
*   Darling Ingredients, Inc..........................  4,268      54,844
    Dean Foods Co.....................................  3,636      64,721
*   Diamond Foods, Inc................................  2,102      67,916
    Dr Pepper Snapple Group, Inc......................  3,300     264,726
    Edgewell Personal Care Co.........................  2,128     203,671
*   Energizer Holdings, Inc...........................  2,128      81,949
    Estee Lauder Cos., Inc. (The) Class A.............  7,028     626,265
*   Farmer Bros Co....................................    700      16,562
    Flowers Foods, Inc................................ 12,680     274,649
    Fresh Del Monte Produce, Inc......................  2,843     112,355
#*  Fresh Market, Inc. (The)..........................  1,517      46,268
    General Mills, Inc................................  7,297     424,758
#*  Hain Celestial Group, Inc. (The)..................  2,254     153,227
#*  Herbalife, Ltd....................................  5,500     277,695
    Hershey Co. (The).................................  2,284     212,161
    Hormel Foods Corp.................................  3,400     201,314
*   HRG Group, Inc....................................  9,972     142,101
#   Ingles Markets, Inc. Class A......................  1,237      57,248
    Ingredion, Inc....................................  1,760     155,232

                                     1086

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Staples -- (Continued)
    Inter Parfums, Inc................................  1,466 $   44,552
*   Inventure Foods, Inc..............................    521      5,121
    J&J Snack Foods Corp..............................  1,100    130,196
#   JM Smucker Co. (The)..............................  3,894    434,921
    John B. Sanfilippo & Son, Inc.....................    667     34,677
    Kellogg Co........................................  3,200    211,744
#   Keurig Green Mountain, Inc........................    950     71,288
    Kimberly-Clark Corp...............................  3,220    370,203
    Kraft Heinz Co. (The)............................. 13,496  1,072,527
    Kroger Co. (The).................................. 19,500    765,180
    Lancaster Colony Corp.............................  1,737    161,906
*   Landec Corp.......................................    900     12,015
*   Mannatech, Inc....................................     15        260
#   McCormick & Co., Inc.(579780206)..................  4,465    366,175
    McCormick & Co., Inc.(579780107)..................    200     16,384
    Mead Johnson Nutrition Co.........................  2,681    236,974
*   Medifast, Inc.....................................  1,161     35,840
    MGP Ingredients, Inc..............................    900     13,293
    Molson Coors Brewing Co. Class B..................  2,251    160,136
    Mondelez International, Inc. Class A..............  5,495    247,989
*   Monster Beverage Corp.............................  3,006    461,571
*   National Beverage Corp............................  1,997     47,469
*   Natural Grocers by Vitamin Cottage, Inc...........    491     13,129
#   Natural Health Trends Corp........................    187      5,666
    Nu Skin Enterprises, Inc. Class A.................  3,326    131,876
*   Nutraceutical International Corp..................    700     16,919
    Oil-Dri Corp. of America..........................    202      5,305
*   Omega Protein Corp................................    800     11,376
#   Orchids Paper Products Co.........................    333      8,405
    PepsiCo, Inc...................................... 22,695  2,186,663
    Philip Morris International, Inc.................. 22,434  1,918,780
#   Pilgrim's Pride Corp..............................  4,266     92,316
    Pinnacle Foods, Inc...............................  6,334    284,713
#*  Post Holdings, Inc................................  3,557    191,153
#   Pricesmart, Inc...................................    946     91,677
    Procter & Gamble Co. (The)........................ 41,367  3,172,849
*   Reliv International, Inc..........................    400        504
*   Revlon, Inc. Class A..............................  2,763     99,385
#   Reynolds American, Inc............................  8,081    693,269
*   Rite Aid Corp..................................... 18,583    165,575
#   Sanderson Farms, Inc..............................    930     66,969
*   Seneca Foods Corp. Class A........................    629     18,361
#   Snyder's-Lance, Inc...............................  2,204     71,674
    SpartanNash Co....................................  2,069     66,642
    Spectrum Brands Holdings, Inc.....................  5,261    557,403
#*  Sprouts Farmers Market, Inc.......................  4,251    104,235
*   SUPERVALU, Inc.................................... 16,415    151,346
#   Sysco Corp........................................  7,318    265,717
#   Tootsie Roll Industries, Inc......................  1,388     45,068
*   TreeHouse Foods, Inc..............................  2,726    223,423
    Tyson Foods, Inc. Class A.........................  8,401    372,584
*   United Natural Foods, Inc.........................  2,811    127,985
#   Universal Corp....................................    427     24,360

                                     1087

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Staples -- (Continued)
#*  USANA Health Sciences, Inc........................    400 $    49,860
#   Vector Group, Ltd.................................  4,268     108,066
    Village Super Market, Inc. Class A................    801      22,973
    Wal-Mart Stores, Inc.............................. 34,544   2,486,477
    Walgreens Boots Alliance, Inc.....................  9,365     904,940
    WD-40 Co..........................................    755      67,671
    Weis Markets, Inc.................................  1,909      80,503
*   WhiteWave Foods Co. (The) Class A.................  2,548     131,528
    Whole Foods Market, Inc...........................  8,500     309,400
                                                              -----------
Total Consumer Staples................................         39,216,339
                                                              -----------
Energy -- (6.1%)
*   Abraxas Petroleum Corp............................  1,350       2,538
    Adams Resources & Energy, Inc.....................    200       9,554
#   Alon USA Energy, Inc..............................  6,419     119,458
    Anadarko Petroleum Corp...........................  4,032     299,779
    Apache Corp.......................................  6,912     316,984
#*  Approach Resources, Inc...........................  1,205       4,687
#*  Arch Coal, Inc....................................  6,469       1,165
#   Atwood Oceanics, Inc..............................  4,095      85,176
    Baker Hughes, Inc.................................  8,042     467,642
#*  Basic Energy Services, Inc........................  4,066      24,559
#*  Bill Barrett Corp.................................  2,201      12,502
#*  Bonanza Creek Energy, Inc.........................  3,822      29,850
    Bristow Group, Inc................................  1,857      83,658
#*  C&J Energy Services, Ltd..........................  2,419      23,343
#   Cabot Oil & Gas Corp.............................. 11,003     287,838
#   California Resources Corp.........................  5,226      22,106
#*  Callon Petroleum Co...............................  5,847      38,239
*   Cameron International Corp........................  5,678     286,512
#   CARBO Ceramics, Inc...............................    700      22,995
*   Carrizo Oil & Gas, Inc............................  4,646     177,152
*   Cheniere Energy, Inc..............................  5,099     351,678
#   Chesapeake Energy Corp............................ 18,304     158,513
    Chevron Corp...................................... 22,141   1,959,036
    Cimarex Energy Co.................................  4,358     453,755
#*  Clayton Williams Energy, Inc......................  1,086      43,744
#*  Clean Energy Fuels Corp...........................  2,990      17,222
#*  Cloud Peak Energy, Inc............................  4,224      13,432
#*  Cobalt International Energy, Inc.................. 22,148     170,761
    Columbia Pipeline Group, Inc......................  6,820     199,008
#   Comstock Resources, Inc...........................  2,145       2,703
*   Concho Resources, Inc.............................  3,898     415,371
    ConocoPhillips.................................... 25,181   1,267,612
#   CONSOL Energy, Inc................................  6,139     101,416
*   Contango Oil & Gas Co.............................    759       6,968
#*  Continental Resources, Inc........................  2,200      73,502
#   Core Laboratories NV..............................  2,900     317,927
#   CVR Energy, Inc...................................  2,908     111,173
*   Dawson Geophysical Co.............................    759       3,135
    Delek US Holdings, Inc............................  5,720     204,032
#   Denbury Resources, Inc............................ 13,018      51,291
    Devon Energy Corp.................................  6,504     321,428

                                     1088

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Energy -- (Continued)
    DHT Holdings, Inc.................................  5,921 $   47,072
#   Diamond Offshore Drilling, Inc....................  7,184    157,689
*   Diamondback Energy, Inc...........................  5,200    349,960
#*  Dril-Quip, Inc....................................  3,486    203,617
    Energen Corp......................................  2,414    133,253
#   Energy XXI, Ltd...................................  4,455      7,885
*   ENGlobal Corp.....................................    600        732
    EnLink Midstream LLC..............................  8,742    235,597
    EOG Resources, Inc................................ 16,200  1,250,478
#*  EP Energy Corp. Class A...........................  5,727     47,935
    EQT Corp..........................................  2,610    200,578
*   Era Group, Inc....................................  1,018     17,235
    Evolution Petroleum Corp..........................    400      2,088
    Exterran Holdings, Inc............................  6,188    153,400
    Exxon Mobil Corp.................................. 87,277  6,913,211
*   FMC Technologies, Inc............................. 15,259    499,885
#*  Forum Energy Technologies, Inc....................  6,427     98,205
#   GasLog, Ltd.......................................  3,569     55,391
#*  Gastar Exploration, Inc...........................  3,806      6,470
#*  Geospace Technologies Corp........................    600     10,464
    Green Plains, Inc.................................  2,800     62,860
    Gulf Island Fabrication, Inc......................    600      6,846
#   Gulfmark Offshore, Inc. Class A...................  1,300     12,246
*   Gulfport Energy Corp..............................  3,485    114,169
#*  Halcon Resources Corp.............................  1,890      2,079
    Halliburton Co.................................... 20,260    846,665
*   Helix Energy Solutions Group, Inc.................  7,315     61,227
#   Helmerich & Payne, Inc............................  5,604    323,575
    Hess Corp.........................................  4,571    269,735
    HollyFrontier Corp................................  6,627    319,819
#*  Hornbeck Offshore Services, Inc...................  1,690     30,758
*   ION Geophysical Corp..............................  7,078      5,591
*   Isramco, Inc......................................     37      5,073
#*  Jones Energy, Inc. Class A........................  1,040      7,322
#*  Key Energy Services, Inc.......................... 10,638      9,682
    Kinder Morgan, Inc................................ 14,142    489,879
#*  Kosmos Energy, Ltd................................ 13,238     95,314
#*  Laredo Petroleum Holdings, Inc....................  4,774     40,913
#   LinnCo LLC........................................  4,188     16,333
    Marathon Oil Corp................................. 24,443    513,547
    Marathon Petroleum Corp...........................  7,156    391,218
#*  Matador Resources Co..............................  6,165    135,815
*   Matrix Service Co.................................  2,520     48,838
#*  McDermott International, Inc......................  8,851     38,944
#*  Midstates Petroleum Co., Inc......................    198        113
*   Mitcham Industries, Inc...........................    226        933
#   Murphy Oil Corp...................................  6,186    202,839
    Nabors Industries, Ltd............................ 23,073    267,878
#   National Oilwell Varco, Inc.......................  2,702    113,835
*   Natural Gas Services Group, Inc...................    894     17,987
*   Newfield Exploration Co...........................  5,029    164,901
*   Newpark Resources, Inc............................  3,600     26,028
#   Noble Corp. P.L.C................................. 16,396    195,932

                                     1089

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Energy -- (Continued)
    Noble Energy, Inc.................................  6,687 $  235,576
#   Nordic American Tankers, Ltd......................     60        901
#*  Northern Oil and Gas, Inc.........................  3,085     14,685
#*  Nuverra Environmental Solutions, Inc..............  1,135      3,201
#*  Oasis Petroleum, Inc..............................  4,851     46,715
    Occidental Petroleum Corp.........................  9,031    633,976
#   Oceaneering International, Inc....................  3,788    151,596
#*  Oil States International, Inc.....................  1,578     47,514
#   ONEOK, Inc........................................  6,870    259,617
#   Panhandle Oil and Gas, Inc. Class A...............  1,703     30,347
*   Par Petroleum Corp................................    512      9,221
#   Paragon Offshore P.L.C............................  3,894      2,901
*   Parker Drilling Co................................ 13,044     33,132
    Patterson-UTI Energy, Inc......................... 10,493    172,977
#   PBF Energy, Inc. Class A..........................  6,485    204,731
#*  PDC Energy, Inc...................................  3,058    143,573
#   Peabody Energy Corp............................... 10,464     12,557
#*  Penn Virginia Corp................................  4,203      5,632
*   PetroQuest Energy, Inc............................  3,994      5,552
*   PHI, Inc..........................................    505     14,004
    Phillips 66.......................................  9,845    782,677
*   Pioneer Energy Services Corp......................  5,101     18,670
    Pioneer Natural Resources Co......................    610     77,330
    QEP Resources, Inc................................ 11,157    154,859
#   Range Resources Corp..............................  2,900    114,086
#*  Renewable Energy Group, Inc.......................  3,961     40,402
#*  Rex Energy Corp...................................  2,322      5,201
#*  Rice Energy, Inc..................................    565     10,198
#*  RigNet, Inc.......................................  1,071     27,771
    Rowan Cos. P.L.C. Class A......................... 10,038    172,955
#   RPC, Inc.......................................... 15,072    185,386
#*  RSP Permian, Inc..................................  4,552    112,890
#*  SandRidge Energy, Inc............................. 25,511     13,189
    Schlumberger, Ltd................................. 27,619  2,287,406
#   Scorpio Tankers, Inc..............................  9,909    106,423
#*  SEACOR Holdings, Inc..............................  1,700    107,389
    SemGroup Corp. Class A............................  2,895    205,806
#*  Seventy Seven Energy, Inc.........................  2,127      6,636
#   Ship Finance International, Ltd...................  2,989     50,006
    SM Energy Co......................................  4,278    158,585
*   Southwestern Energy Co............................ 17,154    319,064
#   Spectra Energy Corp............................... 15,086    456,502
*   Stone Energy Corp.................................  2,106     12,194
    Superior Energy Services, Inc..................... 12,336    209,712
#*  Swift Energy Co...................................    900        658
#*  Synergy Resources Corp............................  5,510     53,612
#   Targa Resources Corp..............................  2,860    252,967
#   Teekay Corp.......................................  4,136    148,110
    Teekay Tankers, Ltd. Class A......................  2,822     20,234
    Tesco Corp........................................  2,740     26,304
    Tesoro Corp.......................................  8,500    827,390
*   TETRA Technologies, Inc...........................  7,103     33,810
#   Tidewater, Inc....................................  3,701     72,281

                                     1090

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Energy -- (Continued)
#   Transocean, Ltd................................... 17,750 $   235,365
#*  Triangle Petroleum Corp...........................  5,212      19,337
#*  Ultra Petroleum Corp..............................  5,812      45,217
*   Unit Corp.........................................  2,069      40,821
#   US Silica Holdings, Inc...........................  1,455      32,767
*   Vaalco Energy, Inc................................  2,200       2,904
    Valero Energy Corp................................  6,849     449,294
#   W&T Offshore, Inc.................................  3,407      12,844
*   Weatherford International P.L.C................... 53,840     575,011
    Western Refining, Inc.............................  8,300     366,528
#*  Westmoreland Coal Co..............................    400       6,236
*   Whiting Petroleum Corp............................  7,358     150,765
*   Willbros Group, Inc...............................  3,816       3,091
    Williams Cos., Inc. (The).........................  6,900     362,112
#   World Fuel Services Corp..........................  4,212     171,218
#*  WPX Energy, Inc...................................  6,253      54,401
                                                              -----------
Total Energy..........................................         35,416,505
                                                              -----------
Financials -- (13.9%)
    1st Source Corp...................................  2,191      74,472
    Access National Corp..............................    564      10,947
    ACE, Ltd..........................................  4,418     480,546
#   ACNB Corp.........................................    300       6,156
*   Affiliated Managers Group, Inc....................  1,000     207,900
    Aflac, Inc........................................ 10,365     663,878
    Alexander & Baldwin, Inc..........................  3,120     117,780
*   Alleghany Corp....................................    358     174,035
    Allied World Assurance Co. Holdings AG............  2,712     114,609
    Allstate Corp. (The)..............................  9,275     639,511
*   Ally Financial, Inc...............................  4,684     106,655
*   Altisource Asset Management Corp..................     50       6,629
*   Altisource Portfolio Solutions SA.................    500      16,330
*   Ambac Financial Group, Inc........................  2,336      37,469
    American Equity Investment Life Holding Co........  5,579     164,804
    American Express Co............................... 18,364   1,396,766
    American Financial Group, Inc.....................  4,969     342,613
    American International Group, Inc................. 12,575     806,309
#   American National Bankshares, Inc.................    700      16,576
    American National Insurance Co....................  1,826     195,291
    Ameriprise Financial, Inc.........................  2,188     274,966
    Ameris Bancorp....................................  1,977      53,399
    AMERISAFE, Inc....................................  1,020      51,051
#   Amtrust Financial Services, Inc...................  7,120     494,911
    Aon P.L.C.........................................  2,773     279,435
#*  Arch Capital Group, Ltd...........................  4,136     295,145
    Argo Group International Holdings, Ltd............    550      31,009
    Arrow Financial Corp..............................  1,142      31,451
    Arthur J Gallagher & Co...........................  2,500     118,575
#   Artisan Partners Asset Management, Inc. Class A...  1,100      52,525
    Aspen Insurance Holdings, Ltd.....................  5,284     254,108
    Associated Banc-Corp..............................  6,543     128,963
    Assurant, Inc.....................................  5,047     376,506
    Assured Guaranty, Ltd.............................  4,369     106,866

                                     1091

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
*   Asta Funding, Inc.................................     300 $    2,505
    Astoria Financial Corp............................   9,636    145,696
#*  Atlantic Coast Financial Corp.....................      39        176
#*  Atlanticus Holdings Corp..........................     202        792
*   Atlas Financial Holdings, Inc.....................     553     10,208
#*  AV Homes, Inc.....................................      93      1,374
    Axis Capital Holdings, Ltd........................   2,610    150,232
    Baldwin & Lyons, Inc. Class B.....................     722     16,837
    Banc of California, Inc...........................     350      4,246
    Bancfirst Corp....................................   1,214     77,223
*   Bancorp, Inc. (The)...............................   3,441     28,732
#   BancorpSouth, Inc.................................   5,966    150,761
    Bank Mutual Corp..................................   2,242     16,299
    Bank of America Corp.............................. 268,171  4,794,897
#   Bank of Hawaii Corp...............................   3,011    203,152
    Bank of Marin Bancorp.............................     300     14,601
    Bank of New York Mellon Corp. (The)...............  27,905  1,211,077
    Bank of the Ozarks, Inc...........................   3,152    139,066
    BankFinancial Corp................................   1,550     18,740
    BankUnited, Inc...................................   7,430    271,344
    Banner Corp.......................................   1,809     86,217
    Bar Harbor Bankshares.............................     400     13,720
    BB&T Corp.........................................   8,430    339,476
    BBCN Bancorp, Inc.................................   4,952     76,013
*   BBX Capital Corp. Class A.........................      46        735
*   Beneficial Bancorp, Inc...........................   5,426     69,778
*   Berkshire Hathaway, Inc. Class B..................  20,164  2,878,209
    Berkshire Hills Bancorp, Inc......................   1,523     44,319
    BGC Partners, Inc. Class A........................   9,982     98,323
    BlackRock, Inc....................................   1,420    477,574
    BNC Bancorp.......................................   1,199     27,001
#*  BofI Holding, Inc.................................   1,040    127,764
#   BOK Financial Corp................................   2,315    153,855
    Boston Private Financial Holdings, Inc............   5,118     64,384
#   Bridge Bancorp, Inc...............................     588     15,206
    Brookline Bancorp, Inc............................   4,429     49,915
    Brown & Brown, Inc................................   8,500    284,325
    Bryn Mawr Bank Corp...............................   1,201     34,637
*   BSB Bancorp, Inc..................................     453      9,486
    Calamos Asset Management, Inc. Class A............   1,400     16,814
#   Camden National Corp..............................     600     24,156
    Cape Bancorp, Inc.................................   1,200     12,732
*   Capital Bank Financial Corp. Class A..............   1,593     47,742
    Capital City Bank Group, Inc......................     916     14,143
    Capital One Financial Corp........................  11,344    922,267
    Capitol Federal Financial, Inc....................   8,660    104,093
    Cardinal Financial Corp...........................   1,600     37,376
*   Cascade Bancorp...................................   2,612     13,478
#   Cash America International, Inc...................   2,107     58,427
    Cathay General Bancorp............................   6,626    212,761
    CBOE Holdings, Inc................................   3,765    233,355
*   CBRE Group, Inc. Class A..........................   7,967    302,507
    Centerstate Banks, Inc............................   1,800     25,092

                                     1092

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    Central Pacific Financial Corp....................  3,120 $   72,665
    Charles Schwab Corp. (The)........................ 15,309    533,978
    Charter Financial Corp............................    849     10,307
    Chemical Financial Corp...........................  1,550     51,072
    Chubb Corp. (The).................................  4,020    499,807
#   Cincinnati Financial Corp.........................  3,012    166,293
    CIT Group, Inc....................................  5,426    255,239
    Citigroup, Inc.................................... 54,482  3,185,018
#   Citizens & Northern Corp..........................  1,090     21,517
#*  Citizens, Inc.....................................  4,745     32,124
#   City Holding Co...................................    992     47,834
    City National Corp................................  1,400    125,874
    Clifton Bancorp, Inc..............................  1,950     26,520
    CME Group, Inc....................................  6,172    592,759
    CNA Financial Corp................................  1,100     43,582
    CNB Financial Corp................................    900     15,642
    CNO Financial Group, Inc..........................  7,390    131,838
    CoBiz Financial, Inc..............................  3,019     38,613
#   Cohen & Steers, Inc...............................    688     21,266
    Columbia Banking System, Inc......................  4,607    151,064
    Comerica, Inc.....................................  3,124    148,171
#   Commerce Bancshares, Inc..........................  5,350    251,931
#   Community Bank System, Inc........................  2,396     91,599
    Community Trust Bancorp, Inc......................  1,498     52,445
    ConnectOne Bancorp, Inc...........................  1,757     37,530
*   Consumer Portfolio Services, Inc..................  1,400      8,456
#*  Cowen Group, Inc. Class A.........................    828      4,678
    Crawford & Co. Class A............................  1,114      7,230
#   Crawford & Co. Class B............................  1,786     12,359
#*  Credit Acceptance Corp............................    820    196,972
*   CU Bancorp........................................    596     13,225
#   Cullen/Frost Bankers, Inc.........................  3,279    237,564
*   Customers Bancorp, Inc............................  1,416     35,612
#   CVB Financial Corp................................  5,121     90,693
    Diamond Hill Investment Group, Inc................    200     38,498
    Dime Community Bancshares, Inc....................  2,700     45,900
    Discover Financial Services.......................  9,351    521,879
    Donegal Group, Inc. Class A.......................  1,342     19,956
*   E*TRADE Financial Corp............................  5,500    156,310
*   Eagle Bancorp, Inc................................  1,363     60,517
    East West Bancorp, Inc............................  8,639    386,682
#   Eaton Vance Corp..................................  5,743    220,301
#*  eHealth, Inc......................................    500      8,135
    EMC Insurance Group, Inc..........................  1,067     25,736
    Employers Holdings, Inc...........................  2,738     65,712
#*  Encore Capital Group, Inc.........................  1,364     58,666
    Endurance Specialty Holdings, Ltd.................  3,507    243,701
*   Enova International, Inc..........................  2,173     39,288
*   Enstar Group, Ltd.................................  1,204    192,628
    Enterprise Financial Services Corp................  1,030     24,854
    Erie Indemnity Co. Class A........................  3,048    263,073
    ESSA Bancorp, Inc.................................    400      5,140
    EverBank Financial Corp...........................  7,587    151,285

                                     1093

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                               SHARES  VALUE+
                                                               ------ --------
Financials -- (Continued)
            Evercore Partners, Inc. Class A...................  2,588 $152,174
            Everest Re Group, Ltd.............................  1,300  238,056
*           Ezcorp, Inc. Class A..............................  3,503   24,836
*           Farmers Capital Bank Corp.........................    454   11,613
            FBL Financial Group, Inc. Class A.................    800   45,608
            Federal Agricultural Mortgage Corp. Class C.......    638   17,067
#           Federated Investors, Inc. Class B.................  6,811  229,599
            Federated National Holding Co.....................    700   16,513
            Fidelity Southern Corp............................  1,266   24,611
            Fifth Third Bancorp............................... 20,318  428,100
#           Financial Engines, Inc............................  1,086   49,804
            Financial Institutions, Inc.......................    804   19,730
*           First Acceptance Corp.............................  1,000    2,990
#           First American Financial Corp.....................  9,077  368,345
*           First BanCorp(318672706).......................... 14,889   64,172
            First BanCorp(318910106)..........................    600   10,242
            First Bancorp, Inc................................    700   13,307
            First Busey Corp..................................  5,127   32,659
            First Business Financial Services, Inc............    300   13,125
*           First Cash Financial Services, Inc................    757   30,787
            First Citizens BancShares, Inc. Class A...........    618  158,418
            First Commonwealth Financial Corp.................  6,741   62,017
            First Community Bancshares, Inc...................  1,200   21,348
            First Connecticut Bancorp, Inc....................    730   11,768
            First Defiance Financial Corp.....................    522   20,071
            First Financial Bancorp...........................  4,701   89,366
#           First Financial Bankshares, Inc...................  1,900   64,562
            First Financial Corp..............................    822   27,274
            First Financial Northwest, Inc....................  1,300   16,159
            First Horizon National Corp.......................  6,840  108,414
            First Interstate Bancsystem, Inc..................  1,486   41,207
            First Merchants Corp..............................  2,267   59,010
            First Midwest Bancorp, Inc........................  4,617   86,661
*           First NBC Bank Holding Co.........................    799   30,522
            First Niagara Financial Group, Inc................ 16,147  156,787
            First of Long Island Corp. (The)..................    970   26,423
(degrees)*  First Place Financial Corp........................    400       --
            First Republic Bank...............................  4,499  286,991
            First South Bancorp, Inc..........................    200    1,594
            FirstMerit Corp...................................  7,506  140,662
*           Flagstar Bancorp, Inc.............................  3,455   70,136
            Flushing Financial Corp...........................  1,640   34,046
            FNB Corp.......................................... 10,547  145,443
            FNF Group.........................................  6,386  249,629
*           FNFV Group........................................  2,128   30,984
#*          Forestar Group, Inc...............................  2,548   32,614
            Fox Chase Bancorp, Inc............................    798   13,622
            Franklin Resources, Inc...........................  7,870  358,478
            Fulton Financial Corp............................. 16,398  212,518
#           FXCM, Inc. Class A................................  2,050    2,255
            Gain Capital Holdings, Inc........................  1,734   12,103
            GAMCO Investors, Inc. Class A.....................    247   16,959
*           Genworth Financial, Inc. Class A.................. 28,726  201,369

                                     1094

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    German American Bancorp, Inc......................    654 $   19,038
    Glacier Bancorp, Inc..............................  3,767    105,853
*   Global Indemnity P.L.C............................    850     23,503
    Goldman Sachs Group, Inc. (The)................... 11,085  2,273,201
    Great Southern Bancorp, Inc.......................    945     39,218
*   Green Dot Corp. Class A...........................  1,789     37,068
#   Greenhill & Co., Inc..............................  1,879     73,901
*   Greenlight Capital Re, Ltd. Class A...............  1,812     50,410
    Guaranty Bancorp..................................  1,220     19,557
*   Hallmark Financial Services, Inc..................  1,500     16,020
    Hancock Holding Co................................  5,010    146,392
    Hanmi Financial Corp..............................  2,758     69,805
    Hanover Insurance Group, Inc. (The)...............  3,142    254,031
    Hartford Financial Services Group, Inc. (The)..... 16,605    789,568
    HCC Insurance Holdings, Inc.......................  5,072    391,356
#   HCI Group, Inc....................................    700     31,416
    Heartland Financial USA, Inc......................  1,335     50,303
    Heritage Commerce Corp............................  1,641     18,199
    Heritage Financial Corp...........................  1,934     34,232
    Heritage Oaks Bancorp.............................  1,022      8,135
    HFF, Inc. Class A.................................  1,730     79,303
*   Hilltop Holdings, Inc.............................  6,558    138,046
    Home Bancorp, Inc.................................    196      4,749
    Home BancShares, Inc..............................  4,217    167,921
*   HomeStreet, Inc...................................  1,700     38,437
*   HomeTrust Bancshares, Inc.........................  1,696     29,069
    Horace Mann Educators Corp........................  3,051    107,517
    Horizon Bancorp...................................    357      8,661
#*  Howard Hughes Corp. (The).........................    137     18,627
    Huntington Bancshares, Inc........................  9,647    112,580
    Iberiabank Corp...................................  3,298    212,886
*   Imperial Holdings, Inc............................  1,800     10,170
#   Independence Holding Co...........................    330      4,316
#   Independent Bank Corp.............................  1,595     77,134
#   Independent Bank Group, Inc.......................    400     17,792
    Interactive Brokers Group, Inc. Class A...........  6,202    249,010
    Intercontinental Exchange, Inc....................    856    195,202
    International Bancshares Corp.....................  4,091    110,171
*   INTL. FCStone, Inc................................  1,222     35,634
    Invesco, Ltd...................................... 11,286    435,640
    Investment Technology Group, Inc..................  1,876     38,177
#   Investors Bancorp, Inc............................ 15,988    194,734
#   Janus Capital Group, Inc..........................  9,079    148,714
    Jones Lang LaSalle, Inc...........................  1,700    302,668
    JPMorgan Chase & Co............................... 63,942  4,381,945
#   Kansas City Life Insurance Co.....................    570     26,841
*   KCG Holdings, Inc. Class A........................  5,718     60,725
#*  Kearny Financial Corp.............................  2,346     26,158
    Kemper Corp.......................................  3,889    150,582
    Kennedy-Wilson Holdings, Inc......................  5,105    129,259
    KeyCorp........................................... 11,798    175,082
#*  Ladenburg Thalmann Financial Services, Inc........  5,729     17,416
    Lake Sunapee Bank Group...........................    300      4,470

                                     1095

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    Lakeland Bancorp, Inc.............................  2,629 $ 29,708
    Lakeland Financial Corp...........................    900   38,286
    LegacyTexas Financial Group, Inc..................  1,477   44,886
    Legg Mason, Inc...................................  4,628  228,346
*   LendingTree, Inc..................................    572   47,430
    Leucadia National Corp............................  5,960  140,179
    Lincoln National Corp.............................  3,281  184,786
    Loews Corp........................................ 10,973  418,181
#   LPL Financial Holdings, Inc.......................  6,742  317,885
#   M&T Bank Corp.....................................  2,981  390,958
#   Maiden Holdings, Ltd..............................  3,972   65,697
    MainSource Financial Group, Inc...................  1,500   32,835
*   Marcus & Millichap, Inc...........................  1,577   80,805
*   Markel Corp.......................................    358  318,530
    MarketAxess Holdings, Inc.........................  1,600  156,480
    Marlin Business Services Corp.....................    942   14,968
    Marsh & McLennan Cos., Inc........................  8,045  466,127
*   Maui Land & Pineapple Co., Inc....................    300    1,551
    MB Financial, Inc.................................  4,602  156,928
#*  MBIA, Inc......................................... 11,804   70,234
*   MBT Financial Corp................................    319    1,863
    McGraw Hill Financial, Inc........................  8,814  896,824
    Mercantile Bank Corp..............................    600   12,360
    Merchants Bancshares, Inc.........................    500   15,800
#   Mercury General Corp..............................  2,501  141,181
*   Meridian Bancorp, Inc.............................  2,883   37,594
    Meta Financial Group, Inc.........................    446   22,550
    MetLife, Inc...................................... 16,039  894,014
    Metro Bancorp, Inc................................  1,060   25,938
#*  MGIC Investment Corp..............................  3,341   36,985
    MidWestOne Financial Group, Inc...................    502   16,260
    Montpelier Re Holdings, Ltd.......................  1,800   76,770
    Moody's Corp......................................  3,741  413,119
    Morgan Stanley.................................... 24,873  966,067
    MSCI, Inc.........................................  3,734  254,509
    NASDAQ OMX Group, Inc. (The)......................  3,471  177,125
    National Bank Holdings Corp. Class A..............  2,005   43,388
    National Bankshares, Inc..........................    229    6,973
    National General Holdings Corp....................      3       69
#   National Interstate Corp..........................  1,387   35,036
    National Penn Bancshares, Inc.....................  8,514   91,270
#*  Nationstar Mortgage Holdings, Inc.................    302    5,602
    Navient Corp...................................... 13,238  207,837
*   Navigators Group, Inc. (The)......................    933   72,942
    NBT Bancorp, Inc..................................  2,602   70,332
    Nelnet, Inc. Class A..............................  2,786  109,741
#   New York Community Bancorp, Inc................... 13,735  261,377
    NewBridge Bancorp.................................  1,579   13,911
*   NewStar Financial, Inc............................  1,500   17,355
*   Nicholas Financial, Inc...........................  1,083   14,176
    Northeast Community Bancorp, Inc..................    300    2,265
    Northern Trust Corp...............................  6,152  470,566
#   Northfield Bancorp, Inc...........................  2,004   30,180

                                     1096

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
    NorthStar Asset Management Group, Inc.............  3,894 $ 71,338
    Northwest Bancshares, Inc.........................  5,916   75,074
    OceanFirst Financial Corp.........................  1,110   19,458
#*  Ocwen Financial Corp..............................  2,649   22,331
    OFG Bancorp.......................................  2,401   19,352
    Old National Bancorp..............................  7,010  100,874
    Old Republic International Corp................... 12,509  209,276
*   Old Second Bancorp, Inc...........................    300    1,953
    OneBeacon Insurance Group, Ltd. Class A...........  1,822   26,419
    Oppenheimer Holdings, Inc. Class A................    950   21,565
    Opus Bank.........................................    199    7,791
    Oritani Financial Corp............................  2,775   43,595
    Pacific Continental Corp..........................  1,194   15,856
*   Pacific Premier Bancorp, Inc......................  1,248   23,724
#   PacWest Bancorp...................................  7,353  340,370
#   Palmetto Bancshares, Inc..........................    300    5,937
#   Park National Corp................................    600   52,560
    Park Sterling Corp................................  2,739   19,830
    PartnerRe, Ltd....................................  3,305  449,348
#   Peapack Gladstone Financial Corp..................  1,169   25,952
#   Penns Woods Bancorp, Inc..........................    200    8,588
*   PennyMac Financial Services, Inc. Class A.........  1,083   19,743
#   People's United Financial, Inc.................... 15,038  244,668
    Peoples Bancorp, Inc..............................  1,211   25,479
*   PHH Corp..........................................  2,035   50,794
*   Phoenix Cos., Inc. (The)..........................    130    1,794
*   PICO Holdings, Inc................................  1,541   19,001
    Pinnacle Financial Partners, Inc..................  1,851   98,270
*   Piper Jaffray Cos.................................    400   17,940
    PNC Financial Services Group, Inc. (The)..........  1,391  136,568
*   Popular, Inc......................................  3,757  115,039
#*  PRA Group, Inc....................................  3,606  229,161
    Preferred Bank....................................    857   27,013
#   Primerica, Inc....................................  3,231  146,138
    Principal Financial Group, Inc.................... 12,986  720,853
    PrivateBancorp, Inc...............................  4,785  197,812
    ProAssurance Corp.................................  3,077  148,588
    Progressive Corp. (The)........................... 13,940  425,170
    Prosperity Bancshares, Inc........................  3,218  175,671
    Provident Financial Services, Inc.................  3,599   70,612
    Prudential Financial, Inc.........................  5,371  474,582
    Radian Group, Inc.................................  1,600   29,536
    Raymond James Financial, Inc......................  4,836  285,324
#   RCS Capital Corp. Class A.........................    441    2,571
*   Regional Management Corp..........................    466    9,003
    Regions Financial Corp............................ 26,610  276,478
    Reinsurance Group of America, Inc.................  2,926  282,418
    RenaissanceRe Holdings, Ltd.......................  2,605  279,516
    Renasant Corp.....................................  2,648   85,133
    Republic Bancorp, Inc. Class A....................  1,226   30,834
#*  Republic First Bancorp, Inc.......................    200      696
    Resource America, Inc. Class A....................    551    4,452
    Riverview Bancorp, Inc............................    100      433

                                     1097

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
#   RLI Corp..........................................  3,161 $  174,582
    S&T Bancorp, Inc..................................  2,031     62,799
#*  Safeguard Scientifics, Inc........................  1,249     22,932
    Safety Insurance Group, Inc.......................  1,779    103,164
    Sandy Spring Bancorp, Inc.........................  2,303     62,964
*   Santander Consumer USA Holdings, Inc..............  1,300     31,434
*   Seacoast Banking Corp. of Florida.................  1,912     28,584
    SEI Investments Co................................  6,267    334,094
    Selective Insurance Group, Inc....................  4,534    139,693
#   ServisFirst Bancshares, Inc.......................  1,100     42,724
    SI Financial Group, Inc...........................    863     10,304
    Sierra Bancorp....................................    700     11,620
*   Signature Bank....................................  3,125    454,969
    Simmons First National Corp. Class A..............  2,069     94,036
*   SLM Corp.......................................... 26,843    245,077
    South State Corp..................................  1,502    116,735
    Southside Bancshares, Inc.........................    970     26,500
    Southwest Bancorp, Inc............................  1,400     24,542
*   Springleaf Holdings, Inc..........................  5,757    290,786
#*  St Joe Co. (The)..................................  1,702     27,658
    StanCorp Financial Group, Inc.....................  2,281    260,080
    State Auto Financial Corp.........................  2,364     57,209
    State Bank Financial Corp.........................  2,253     45,623
    State Street Corp.................................  6,400    489,984
    Sterling Bancorp..................................  5,937     88,402
    Stewart Information Services Corp.................  1,309     53,826
*   Stifel Financial Corp.............................  4,623    254,034
    Stock Yards Bancorp, Inc..........................    952     35,091
    Suffolk Bancorp...................................    720     20,750
*   Sun Bancorp, Inc..................................  1,615     33,737
    SunTrust Banks, Inc............................... 11,828    524,454
    Susquehanna Bancshares, Inc.......................  7,653    108,673
*   SVB Financial Group...............................  4,000    572,400
    Symetra Financial Corp............................  7,550    189,052
    Synovus Financial Corp............................  7,734    243,776
    T Rowe Price Group, Inc...........................  5,391    415,808
    Talmer Bancorp, Inc. Class A......................  1,858     30,285
    TCF Financial Corp................................ 11,135    183,282
    TD Ameritrade Holding Corp........................  5,711    209,765
*   Tejon Ranch Co....................................    400      9,928
    Territorial Bancorp, Inc..........................    868     21,969
*   Texas Capital Bancshares, Inc.....................  3,027    178,411
    TFS Financial Corp................................  9,209    155,264
#   Tiptree Financial, Inc. Class A...................  1,646      9,695
#   Tompkins Financial Corp...........................    920     49,726
#   Torchmark Corp....................................  5,439    335,097
    TowneBank.........................................  2,786     49,173
    Travelers Cos., Inc. (The)........................  8,016    850,658
    Trico Bancshares..................................  1,567     38,846
*   TriState Capital Holdings, Inc....................  1,600     20,208
#   TrustCo Bank Corp. NY.............................  7,360     45,853
#   Trustmark Corp....................................  5,670    136,307
    U.S. Bancorp...................................... 32,601  1,473,891

                                     1098

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Financials -- (Continued)
    UMB Financial Corp................................  1,538 $    84,313
#   Umpqua Holdings Corp.............................. 15,795     280,203
    Union Bankshares Corp.............................  2,918      72,016
#   United Bankshares, Inc............................  4,061     164,592
    United Community Banks, Inc.......................  2,890      60,314
    United Community Financial Corp...................  2,049      10,573
    United Financial Bancorp, Inc.....................  2,904      39,175
    United Fire Group, Inc............................  2,230      77,069
    United Insurance Holdings Corp....................    845      13,571
    Universal Insurance Holdings, Inc.................  3,017      82,726
    Univest Corp. of Pennsylvania.....................  1,228      24,474
    Unum Group........................................  8,400     301,056
    Validus Holdings, Ltd.............................  4,429     205,284
#   Valley National Bancorp........................... 15,043     149,227
#   Virtus Investment Partners, Inc...................    305      36,862
    Voya Financial, Inc...............................  3,718     174,560
#   Waddell & Reed Financial, Inc. Class A............  6,050     271,705
*   Walker & Dunlop, Inc..............................  2,284      54,702
    Washington Federal, Inc...........................  5,565     129,553
#   Washington Trust Bancorp, Inc.....................    760      30,225
    Waterstone Financial, Inc.........................    768       9,915
    Webster Financial Corp............................  6,619     255,891
    Wells Fargo & Co.................................. 69,957   4,048,412
    WesBanco, Inc.....................................  1,859      61,756
    West Bancorporation, Inc..........................    300       5,859
#   Westamerica Bancorporation........................    618      30,270
*   Western Alliance Bancorp..........................  4,494     152,032
    Westfield Financial, Inc..........................    900       6,669
    Westwood Holdings Group, Inc......................    171      10,274
    Willis Group Holdings P.L.C.......................  3,274     152,208
    Wilshire Bancorp, Inc.............................  3,891      45,213
    Wintrust Financial Corp...........................  3,282     176,965
#   WisdomTree Investments, Inc.......................  1,900      47,310
#*  World Acceptance Corp.............................    400      21,768
#   WR Berkley Corp...................................  2,547     141,919
    WSFS Financial Corp...............................  1,479      42,462
    XL Group P.L.C....................................  5,566     211,619
*   Yadkin Financial Corp.............................  1,568      33,649
    Zions Bancorporation..............................  4,804     149,837
                                                              -----------
Total Financials......................................         80,947,294
                                                              -----------
Health Care -- (11.0%)
#   Abaxis, Inc.......................................    400      20,024
    Abbott Laboratories............................... 15,445     782,907
    AbbVie, Inc....................................... 21,341   1,494,083
*   ABIOMED, Inc......................................    400      30,984
#*  Acadia Healthcare Co., Inc........................  2,656     211,896
#*  ACADIA Pharmaceuticals, Inc.......................  1,290      62,965
    Aceto Corp........................................  1,462      34,255
#*  Acorda Therapeutics, Inc..........................  1,202      41,301
*   Addus HomeCare Corp...............................    500      13,570
    Aetna, Inc........................................  8,334     941,492
*   Affymetrix, Inc...................................  1,997      21,887

                                     1099

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
    Agilent Technologies, Inc.........................  7,579 $  310,360
#*  Agios Pharmaceuticals, Inc........................    555     61,150
#*  Air Methods Corp..................................  3,949    155,551
#*  Akorn, Inc........................................  4,620    213,028
#*  Albany Molecular Research, Inc....................    956     20,210
*   Alere, Inc........................................  4,703    228,613
*   Alexion Pharmaceuticals, Inc......................  1,529    301,886
#*  Align Technology, Inc.............................  3,978    249,421
#*  Alkermes P.L.C....................................  1,483    103,840
*   Allergan P.L.C....................................  5,403  1,789,203
*   Alliance HealthCare Services, Inc.................    600      8,976
*   Allscripts Healthcare Solutions, Inc.............. 10,304    148,996
*   Almost Family, Inc................................    816     35,708
#*  Alnylam Pharmaceuticals, Inc......................    926    118,000
*   Alphatec Holdings, Inc............................    583        793
*   AMAG Pharmaceuticals, Inc.........................     80      5,112
#*  Amedisys, Inc.....................................  1,824     79,581
    AmerisourceBergen Corp............................  5,728    605,736
    Amgen, Inc........................................ 10,074  1,778,968
*   AMN Healthcare Services, Inc......................  3,611    106,272
*   Amsurg Corp.......................................  4,668    334,882
#*  Anacor Pharmaceuticals, Inc.......................    600     89,514
    Analogic Corp.....................................    622     50,102
*   AngioDynamics, Inc................................  1,935     29,993
*   Anika Therapeutics, Inc...........................  1,295     49,081
    Anthem, Inc.......................................  6,525  1,006,612
#*  athenahealth, Inc.................................    965    135,061
    Atrion Corp.......................................    122     49,276
*   Baxalta, Inc...................................... 10,103    331,682
    Baxter International, Inc......................... 10,103    404,928
    Becton Dickinson and Co...........................  5,200    791,180
*   Bio-Rad Laboratories, Inc. Class A................  1,691    254,901
*   Bio-Reference Laboratories, Inc...................  1,000     44,370
    Bio-Techne Corp...................................  1,600    175,008
*   Biogen, Inc.......................................  5,573  1,776,561
*   BioMarin Pharmaceutical, Inc......................    900    131,643
#*  BioScrip, Inc.....................................  3,131      7,859
*   Biospecifics Technologies Corp....................    300     20,616
*   BioTelemetry, Inc.................................    640      7,827
*   Bluebird Bio, Inc.................................    400     66,332
*   Boston Scientific Corp............................  6,874    119,195
*   Bovie Medical Corp................................    300        693
    Bristol-Myers Squibb Co........................... 14,031    920,995
#*  Brookdale Senior Living, Inc......................  5,023    166,412
*   Bruker Corp.......................................  5,740    120,827
*   Cambrex Corp......................................  1,013     49,890
    Cantel Medical Corp...............................  1,605     88,082
*   Capital Senior Living Corp........................  1,599     35,642
    Cardinal Health, Inc..............................  3,378    287,062
*   Celgene Corp...................................... 16,184  2,124,150
*   Centene Corp......................................  3,800    266,494
#*  Cepheid...........................................  1,100     61,149
*   Cerner Corp.......................................  2,622    188,050

                                     1100

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Health Care -- (Continued)
*   Charles River Laboratories International, Inc.....  3,504 $  271,980
    Chemed Corp.......................................  1,400    207,844
    Cigna Corp........................................  5,598    806,448
*   Clovis Oncology, Inc..............................    400     33,772
*   Community Health Systems, Inc..................... 12,083    706,976
#   Computer Programs & Systems, Inc..................    373     17,445
#   CONMED Corp.......................................  1,261     71,524
#   Cooper Cos., Inc. (The)...........................    304     53,808
*   Corvel Corp.......................................  1,394     44,552
    CR Bard, Inc......................................  1,954    384,254
*   Cross Country Healthcare, Inc.....................    700      8,449
    CryoLife, Inc.....................................    900      9,855
*   Cumberland Pharmaceuticals, Inc...................    290      1,807
*   Cutera, Inc.......................................    527      8,000
*   Cyberonics, Inc...................................  2,202    135,203
*   Cynosure, Inc. Class A............................  1,426     55,329
*   DaVita HealthCare Partners, Inc...................  9,323    736,797
    DENTSPLY International, Inc.......................  5,438    309,477
#*  Depomed, Inc......................................  2,388     75,222
*   DexCom, Inc.......................................  1,770    149,831
*   Dyax Corp.........................................  2,400     59,064
*   Edwards Lifesciences Corp.........................  4,434    674,677
    Eli Lilly & Co.................................... 10,835    915,666
*   Emergent Biosolutions, Inc........................  2,307     75,739
*   Endo International P.L.C..........................  3,710    324,773
    Ensign Group, Inc. (The)..........................  1,771     90,534
*   Envision Healthcare Holdings, Inc.................  3,100    138,880
*   Enzo Biochem, Inc.................................    646      1,938
*   Exactech, Inc.....................................    500      9,990
#*  ExamWorks Group, Inc..............................  1,745     61,215
*   Express Scripts Holding Co........................ 17,229  1,551,816
*   Five Star Quality Care, Inc.......................  1,814      8,199
*   Genesis Healthcare, Inc...........................    700      4,277
    Gilead Sciences, Inc.............................. 28,500  3,359,010
*   Globus Medical, Inc. Class A......................  5,401    151,552
*   Greatbatch, Inc...................................  1,602     87,357
*   Haemonetics Corp..................................  2,827    113,108
#*  Halyard Health, Inc...............................  2,080     84,739
*   Hanger, Inc.......................................  1,716     37,134
*   Harvard Apparatus Regenerative Technology, Inc....    150        171
*   Harvard Bioscience, Inc...........................    600      2,934
*   HCA Holdings, Inc.................................  4,690    436,217
*   Health Net, Inc...................................  3,580    239,359
    HealthSouth Corp..................................  4,938    225,667
*   HealthStream, Inc.................................    906     25,422
*   Healthways, Inc...................................  2,091     26,472
*   Henry Schein, Inc.................................  1,951    288,709
    Hill-Rom Holdings, Inc............................  2,879    161,310
#*  HMS Holdings Corp.................................  4,017     46,276
*   Hologic, Inc......................................  5,269    219,507
*   Horizon Pharma P.L.C..............................  1,300     47,905
*   Hospira, Inc......................................  3,140    280,873
    Humana, Inc.......................................  5,109    930,298

                                     1101

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
*           ICU Medical, Inc.................................    660 $   65,947
#*          IDEXX Laboratories, Inc..........................  3,310    240,736
*           Illumina, Inc....................................  1,676    367,547
#*          Impax Laboratories, Inc..........................  2,328    112,815
*           IMS Health Holdings, Inc.........................  3,228    107,008
*           Incyte Corp......................................  4,210    439,019
#*          Infinity Pharmaceuticals, Inc....................    498      4,353
*           Insys Therapeutics, Inc..........................    800     35,936
*           Integra LifeSciences Holdings Corp...............  1,714    109,919
#*          Intercept Pharmaceuticals, Inc...................    190     50,124
#*          Intrexon Corp....................................  1,500     97,875
*           Intuitive Surgical, Inc..........................    500    266,585
            Invacare Corp....................................  2,314     39,454
*           IPC Healthcare, Inc..............................    573     31,773
#*          Isis Pharmaceuticals, Inc........................  1,158     63,609
#*          Jazz Pharmaceuticals P.L.C.......................    700    134,568
            Johnson & Johnson................................ 50,450  5,055,595
            Kindred Healthcare, Inc..........................  6,270    129,350
*           Laboratory Corp. of America Holdings.............  4,285    545,438
#           Landauer, Inc....................................    260      9,225
#*          Lannett Co., Inc.................................  1,459     86,956
            LeMaitre Vascular, Inc...........................    500      7,120
#*          Lexicon Pharmaceuticals, Inc.....................  1,383     11,673
*           LHC Group, Inc...................................  1,389     55,963
*           LifePoint Hospitals, Inc.........................  3,101    256,949
#*          Ligand Pharmaceuticals, Inc. Class B.............    900     97,434
#*          Lipocine, Inc....................................  1,313     16,229
*           Luminex Corp.....................................  2,267     39,060
*           Magellan Health, Inc.............................  1,404     85,068
*           Mallinckrodt P.L.C...............................  2,864    355,021
*           Masimo Corp......................................  3,381    140,920
            McKesson Corp....................................  6,233  1,374,813
#*          MedAssets, Inc...................................  3,169     73,838
(degrees)*  MedCath Corp.....................................    117         --
#*          Medicines Co. (The)..............................  1,638     51,417
*           Medidata Solutions, Inc..........................    840     45,192
*           Medivation, Inc..................................  2,328    245,208
#*          MEDNAX, Inc......................................  4,005    338,983
            Medtronic P.L.C.................................. 23,685  1,856,667
            Merck & Co., Inc................................. 19,300  1,137,928
*           Merge Healthcare, Inc............................  6,507     35,723
#           Meridian Bioscience, Inc.........................  2,617     47,342
*           Merit Medical Systems, Inc.......................  2,570     65,689
*           Mettler-Toledo International, Inc................    700    236,320
#*          Molina Healthcare, Inc...........................  2,836    213,919
*           Momenta Pharmaceuticals, Inc.....................  1,446     31,436
*           Mylan NV.........................................  5,719    320,207
#*          Myriad Genetics, Inc.............................  4,099    139,858
            National Healthcare Corp.........................    500     31,600
#           National Research Corp. Class A..................    799     11,825
*           Natus Medical, Inc...............................  1,182     53,379
*           Neogen Corp......................................  1,149     66,860
*           Neurocrine Biosciences, Inc......................    800     40,096

                                     1102

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Health Care -- (Continued)
#*  NewLink Genetics Corp.............................    185 $  9,648
#*  Novavax, Inc......................................  1,400   16,884
*   NuVasive, Inc.....................................  1,987  109,305
    Omnicare, Inc.....................................  2,800  271,180
*   Omnicell, Inc.....................................    793   28,960
#*  Opko Health, Inc..................................  6,200  101,494
*   OraSure Technologies, Inc.........................  2,225   10,992
*   Orthofix International NV.........................  1,149   38,331
#   Owens & Minor, Inc................................  3,014  105,972
*   Pain Therapeutics, Inc............................  2,500    4,725
#*  PAREXEL International Corp........................  4,255  293,425
#   Patterson Cos., Inc...............................  5,719  286,865
#*  PDI, Inc..........................................    200      426
    PDL BioPharma, Inc................................  4,450   25,899
    PerkinElmer, Inc..................................  2,810  148,705
    Perrigo Co. P.L.C.................................  1,193  229,295
    Pfizer, Inc....................................... 14,889  536,897
*   PharMerica Corp...................................  1,213   41,448
#   Phibro Animal Health Corp. Class A................    723   28,399
#*  PhotoMedex, Inc...................................      6        7
#*  Pozen, Inc........................................    739    8,572
*   Premier, Inc. Class A.............................  1,818   65,012
*   Prestige Brands Holdings, Inc.....................  3,700  176,194
#*  Progenics Pharmaceuticals, Inc....................    924    8,002
*   Providence Service Corp. (The)....................  1,121   52,754
    Quality Systems, Inc..............................  2,967   37,829
    Quest Diagnostics, Inc............................  5,440  401,526
#*  Quidel Corp.......................................  1,116   23,112
*   Quintiles Transnational Holdings, Inc.............  2,393  183,591
#*  RadNet, Inc.......................................  2,195   14,685
*   Receptos, Inc.....................................    500  113,930
*   Regeneron Pharmaceuticals, Inc....................    854  472,826
*   Repligen Corp.....................................    989   34,625
#   ResMed, Inc.......................................  2,676  155,074
#*  Rigel Pharmaceuticals, Inc........................  2,420    7,212
*   RTI Surgical, Inc.................................  2,790   20,311
*   Sagent Pharmaceuticals, Inc.......................    600   14,748
*   SciClone Pharmaceuticals, Inc.....................  1,491   13,583
*   SeaSpine Holdings Corp............................    521    8,169
#*  Seattle Genetics, Inc.............................    992   47,487
#   Select Medical Holdings Corp......................  7,440  107,359
#*  Sequenom, Inc.....................................  3,215    9,066
*   Sirona Dental Systems, Inc........................  3,100  321,718
#*  Spectrum Pharmaceuticals, Inc.....................  1,060    7,330
    St Jude Medical, Inc..............................  3,576  263,980
#   STERIS Corp.......................................  2,672  184,715
    Stryker Corp......................................  3,209  328,184
*   Sucampo Pharmaceuticals, Inc. Class A.............  1,184   25,799
*   Supernus Pharmaceuticals, Inc.....................  1,728   36,651
*   Surgical Care Affiliates, Inc.....................  2,351   89,385
*   SurModics, Inc....................................    714   16,772
*   Symmetry Surgical, Inc............................    426    3,549
*   Taro Pharmaceutical Industries, Ltd...............  1,762  245,535

                                     1103

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Health Care -- (Continued)
*   Team Health Holdings, Inc.........................  2,572 $   173,379
#   Teleflex, Inc.....................................  1,737     232,741
#*  Tenet Healthcare Corp.............................  6,979     392,918
*   Theravance Biopharma, Inc.........................    474       5,944
    Thermo Fisher Scientific, Inc.....................  5,406     754,299
*   Thoratec Corp.....................................  1,200      75,948
*   Tornier NV........................................    425      10,578
*   Triple-S Management Corp. Class B.................  1,400      30,212
*   Ultragenyx Pharmaceutical, Inc....................    500      60,465
*   United Therapeutics Corp..........................  1,215     205,772
    UnitedHealth Group, Inc........................... 27,170   3,298,438
*   Universal American Corp...........................  5,509      51,068
    Universal Health Services, Inc. Class B...........  3,193     463,719
    US Physical Therapy, Inc..........................    644      34,042
    Utah Medical Products, Inc........................    200      10,934
#*  Varian Medical Systems, Inc.......................  3,147     270,862
*   Vascular Solutions, Inc...........................    600      22,338
*   VCA, Inc..........................................  4,571     281,254
#*  Veeva Systems, Inc. Class A.......................    977      26,301
*   Vertex Pharmaceuticals, Inc.......................  1,522     205,470
*   Waters Corp.......................................  1,800     240,282
*   WellCare Health Plans, Inc........................  1,800     145,440
    West Pharmaceutical Services, Inc.................  3,700     221,519
#*  Wright Medical Group, Inc.........................  1,422      36,744
    Zimmer Biomet Holdings, Inc.......................  1,544     160,684
#*  ZIOPHARM Oncology, Inc............................    243       3,246
    Zoetis, Inc....................................... 15,188     743,908
                                                              -----------
Total Health Care.....................................         64,356,414
                                                              -----------
Industrials -- (12.0%)
    3M Co.............................................  6,628   1,003,082
    AAON, Inc.........................................  3,312      73,493
    AAR Corp..........................................  2,026      54,601
    ABM Industries, Inc...............................  2,500      82,400
#   Acacia Research Corp..............................  1,906      17,935
*   ACCO Brands Corp..................................  6,362      52,041
    Actuant Corp. Class A.............................  3,519      81,148
    Acuity Brands, Inc................................  1,393     280,258
#   ADT Corp. (The)................................... 12,622     435,838
#*  Advisory Board Co. (The)..........................  1,184      70,922
#*  AECOM.............................................  8,273     255,057
*   Aegion Corp.......................................  1,353      26,749
*   Aerojet Rocketdyne Holdings, Inc..................  2,475      57,940
*   Aerovironment, Inc................................  1,369      35,676
#   AGCO Corp.........................................  8,346     459,113
    Air Lease Corp....................................  9,657     341,375
*   Air Transport Services Group, Inc.................  2,498      25,854
    Alamo Group, Inc..................................    659      34,624
    Alaska Air Group, Inc.............................  3,546     268,610
    Albany International Corp. Class A................  1,547      57,579
    Allegiant Travel Co...............................    500     106,365
    Allegion P.L.C....................................  4,586     289,927
    Allied Motion Technologies, Inc...................    333       7,040

                                     1104

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
    Allison Transmission Holdings, Inc................  6,960 $  203,093
    Altra Industrial Motion Corp......................  1,468     37,287
    AMERCO............................................  1,073    385,604
#*  Ameresco, Inc. Class A............................  2,446     16,877
    American Airlines Group, Inc...................... 12,649    507,225
#   American Railcar Industries, Inc..................    800     31,960
    American Science & Engineering, Inc...............    600     26,814
#*  American Superconductor Corp......................     43        215
*   American Woodmark Corp............................    900     59,184
    AMETEK, Inc.......................................  4,721    250,449
    AO Smith Corp.....................................  3,865    277,584
    Apogee Enterprises, Inc...........................  1,700     93,806
#   Applied Industrial Technologies, Inc..............  2,674    103,297
*   ARC Document Solutions, Inc.......................  3,255     22,492
    ArcBest Corp......................................    843     27,861
    Argan, Inc........................................  1,589     61,780
*   Armstrong World Industries, Inc...................  3,881    227,039
    Astec Industries, Inc.............................  1,121     44,067
*   Astronics Corp....................................  1,487     92,194
*   Atlas Air Worldwide Holdings, Inc.................    786     38,632
*   Avis Budget Group, Inc............................  6,056    263,012
    AZZ, Inc..........................................  1,309     67,741
#   B/E Aerospace, Inc................................  2,100    102,291
*   Babcock & Wilcox Enterprises, Inc.................  1,999     39,420
    Barnes Group, Inc.................................  2,850    110,951
    Barrett Business Services, Inc....................    297     12,296
*   Beacon Roofing Supply, Inc........................  2,797     97,895
*   Blount International, Inc.........................  3,178     26,568
    Boeing Co. (The).................................. 14,784  2,131,409
    Brady Corp. Class A...............................  2,826     66,468
#   Briggs & Stratton Corp............................  3,119     57,639
    Brink's Co. (The).................................  3,382    105,620
*   Builders FirstSource, Inc.........................  5,131     77,170
    BWX Technologies, Inc.............................  3,998     98,191
*   CAI International, Inc............................  1,625     22,848
    Carlisle Cos., Inc................................  3,542    358,663
*   Casella Waste Systems, Inc. Class A...............    900      5,715
#   Caterpillar, Inc.................................. 12,346    970,766
#*  CBIZ, Inc.........................................  2,496     24,461
    CDI Corp..........................................  1,400     16,954
    CEB, Inc..........................................  2,178    166,661
#   Ceco Environmental Corp...........................    721      6,489
    Celadon Group, Inc................................  1,152     24,998
    CH Robinson Worldwide, Inc........................  2,198    154,190
*   Chart Industries, Inc.............................  1,800     49,140
#   Chicago Bridge & Iron Co. NV......................  6,354    337,652
    Cintas Corp.......................................  3,000    256,500
    CIRCOR International, Inc.........................    600     28,698
    Civeo Corp........................................  4,836     10,349
#   CLARCOR, Inc......................................  3,053    183,699
#*  Clean Harbors, Inc................................  2,162    107,062
#*  Colfax Corp.......................................  6,431    245,278
    Columbus McKinnon Corp............................  1,099     25,783

                                     1105

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
    Comfort Systems USA, Inc..........................  3,055 $   84,440
*   Commercial Vehicle Group, Inc.....................  1,434      8,475
    Con-way, Inc......................................  1,365     52,948
*   Continental Building Products, Inc................  2,342     49,744
#   Copa Holdings SA Class A..........................  1,500    113,295
*   Copart, Inc.......................................  6,768    243,851
    Covanta Holding Corp..............................  4,497     88,771
*   Covenant Transportation Group, Inc. Class A.......    700     16,527
*   CPI Aerostructures, Inc...........................    300      2,700
*   CRA International, Inc............................    400      9,336
    Crane Co..........................................  2,519    134,011
    CSX Corp.......................................... 11,000    344,080
    Cubic Corp........................................    956     42,418
    Cummins, Inc......................................  4,747    614,879
    Curtiss-Wright Corp...............................  3,182    214,371
    Danaher Corp......................................  8,894    814,335
#   Deere & Co........................................ 10,784  1,019,843
    Delta Air Lines, Inc.............................. 11,360    503,702
    Deluxe Corp.......................................  5,958    383,874
*   DigitalGlobe, Inc.................................  6,038    127,885
#   Donaldson Co., Inc................................  9,315    312,984
    Douglas Dynamics, Inc.............................  1,741     35,725
    Dover Corp........................................  4,321    276,846
*   Ducommun, Inc.....................................    591     14,154
    Dun & Bradstreet Corp. (The)......................  1,882    234,817
*   DXP Enterprises, Inc..............................    600     22,020
*   Dycom Industries, Inc.............................  3,727    246,206
    Dynamic Materials Corp............................    497      5,606
    Eaton Corp. P.L.C.................................  8,426    510,447
*   Echo Global Logistics, Inc........................    662     21,383
    EMCOR Group, Inc..................................  3,669    175,488
    Emerson Electric Co............................... 14,435    747,011
    Encore Wire Corp..................................  1,284     44,080
#*  Energy Recovery, Inc..............................    975      2,564
#   EnerSys...........................................  2,500    156,125
    Engility Holdings, Inc............................    941     20,617
    Ennis, Inc........................................  2,132     35,775
    EnPro Industries, Inc.............................    900     45,612
    Equifax, Inc......................................  2,700    275,751
    ESCO Technologies, Inc............................  1,689     64,300
    Essendant, Inc....................................  2,834    104,348
*   Esterline Technologies Corp.......................  1,897    168,188
    Expeditors International of Washington, Inc.......  3,885    182,090
    Exponent, Inc.....................................  1,800     80,082
#   Fastenal Co.......................................  6,433    269,285
    Federal Signal Corp...............................  7,457    111,557
    FedEx Corp........................................  7,058  1,209,882
#   Flowserve Corp....................................  2,400    112,776
    Fluor Corp........................................  4,791    223,979
    Fortune Brands Home & Security, Inc...............  4,795    228,961
    Forward Air Corp..................................  1,100     53,405
*   Franklin Covey Co.................................  1,000     18,910
    Franklin Electric Co., Inc........................  1,962     56,623

                                     1106

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    FreightCar America, Inc...........................     400 $    7,704
*   FTI Consulting, Inc...............................   2,355     96,367
*   Fuel Tech, Inc....................................     100        182
*   Furmanite Corp....................................   1,258      8,202
    G&K Services, Inc. Class A........................   1,009     66,150
#   GATX Corp.........................................   3,897    206,697
*   Gencor Industries, Inc............................     300      2,877
#*  Generac Holdings, Inc.............................   4,514    158,306
#   General Cable Corp................................   3,289     53,676
    General Dynamics Corp.............................   3,379    503,843
    General Electric Co............................... 186,382  4,864,570
*   Genesee & Wyoming, Inc. Class A...................   1,200     85,464
*   Gibraltar Industries, Inc.........................   2,094     40,079
    Global Brass & Copper Holdings, Inc...............   1,100     18,535
    Global Power Equipment Group, Inc.................     464      3,132
#   Golden Ocean Group, Ltd...........................   1,161      4,516
    Gorman-Rupp Co. (The).............................     875     22,435
*   GP Strategies Corp................................     904     25,936
    Graco, Inc........................................   3,007    214,970
*   GrafTech International, Ltd.......................   9,101     45,778
    Graham Corp.......................................     488      9,213
    Granite Construction, Inc.........................   2,070     70,421
*   Great Lakes Dredge & Dock Corp....................   3,400     17,238
#   Greenbrier Cos., Inc. (The).......................   1,486     67,985
#   Griffon Corp......................................   1,955     33,704
    H&E Equipment Services, Inc.......................   1,296     23,250
#   Harsco Corp.......................................   7,154     98,296
#*  Hawaiian Holdings, Inc............................   1,300     28,236
#*  HC2 Holdings, Inc.................................     482      3,760
*   HD Supply Holdings, Inc...........................   8,405    300,899
#   Healthcare Services Group, Inc....................   1,300     45,383
#   Heartland Express, Inc............................   4,293     91,570
#   HEICO Corp........................................   2,085    114,321
    HEICO Corp. Class A...............................   2,998    135,989
    Heidrick & Struggles International, Inc...........     916     20,033
*   Heritage-Crystal Clean, Inc.......................     670      8,610
    Herman Miller, Inc................................   3,678    103,131
*   Hertz Global Holdings, Inc........................  19,946    338,883
#   Hexcel Corp.......................................   6,956    360,947
*   Hill International, Inc...........................   1,100      5,258
    Hillenbrand, Inc..................................   2,258     64,037
    HNI Corp..........................................   2,663    132,058
    Honeywell International, Inc......................   5,606    588,910
    Houston Wire & Cable Co...........................     600      5,544
*   Hub Group, Inc. Class A...........................   1,731     72,927
    Hubbell, Inc. Class A.............................     100      9,859
    Hubbell, Inc. Class B.............................   1,808    188,773
*   Hudson Global, Inc................................     800      1,744
    Huntington Ingalls Industries, Inc................   4,201    493,239
    Hurco Cos., Inc...................................     200      6,260
*   Huron Consulting Group, Inc.......................   1,621    123,958
    Hyster-Yale Materials Handling, Inc...............     900     60,903
*   ICF International, Inc............................     997     36,550

                                     1107

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
    IDEX Corp.........................................  4,396 $  334,228
*   IHS, Inc. Class A.................................  1,000    125,030
    Illinois Tool Works, Inc..........................  7,414    663,331
    Ingersoll-Rand P.L.C..............................  5,058    310,561
*   InnerWorkings, Inc................................  4,200     31,500
*   Innovative Solutions & Support, Inc...............    300        894
    Insperity, Inc....................................  1,371     68,934
    Insteel Industries, Inc...........................  1,094     17,876
*   Integrated Electrical Services, Inc...............    364      2,442
    Interface, Inc....................................  2,396     62,224
#   International Shipholding Corp....................    200      1,002
#*  Intersections, Inc................................    600      1,338
    ITT Corp..........................................  4,352    165,376
#*  Jacobs Engineering Group, Inc.....................  7,906    333,001
#   JB Hunt Transport Services, Inc...................  2,800    235,536
#*  JetBlue Airways Corp.............................. 15,845    364,118
    John Bean Technologies Corp.......................  1,461     53,253
#   Joy Global, Inc...................................  3,596     94,970
#   Kaman Corp........................................  2,370     93,544
    Kansas City Southern..............................  2,000    198,380
    KAR Auction Services, Inc.........................  9,555    371,976
    KBR, Inc..........................................  5,160     90,145
    Kelly Services, Inc. Class A......................  3,001     44,835
#   Kennametal, Inc...................................  3,112     98,619
    Kforce, Inc.......................................  2,428     56,742
    Kimball International, Inc. Class B...............  3,379     38,250
*   Kirby Corp........................................  1,683    121,866
*   KLX, Inc..........................................  2,044     80,288
    Knight Transportation, Inc........................  7,082    191,497
    Knoll, Inc........................................  2,652     64,178
    Korn/Ferry International..........................  2,378     79,615
*   Kratos Defense & Security Solutions, Inc..........  3,982     21,742
    L-3 Communications Holdings, Inc..................  2,690    310,587
#   Landstar System, Inc..............................  2,200    158,466
*   Lawson Products, Inc..............................    196      5,363
#*  Layne Christensen Co..............................    712      5,910
    LB Foster Co. Class A.............................    400     11,740
#   Lennox International, Inc.........................  2,471    291,751
    Lincoln Electric Holdings, Inc....................  4,700    284,585
#   Lindsay Corp......................................    550     46,129
*   LMI Aerospace, Inc................................    400      4,040
    Lockheed Martin Corp..............................  7,523  1,558,013
    LS Starrett Co. (The) Class A.....................      1         17
    LSI Industries, Inc...............................  1,800     17,928
*   Lydall, Inc.......................................  1,100     32,681
*   Magnetek, Inc.....................................     50      2,485
    Manitowoc Co., Inc. (The).........................  7,468    131,960
    Manpowergroup, Inc................................  3,073    278,045
    Marten Transport, Ltd.............................  2,006     38,896
    Masco Corp........................................  9,396    247,960
*   MasTec, Inc.......................................  2,659     49,005
    Matson, Inc.......................................  2,515    104,171
    Matthews International Corp. Class A..............    731     39,364

                                     1108

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    McGrath RentCorp..................................  1,221 $ 30,965
*   Meritor, Inc......................................  5,187   73,033
*   Middleby Corp. (The)..............................  4,136  507,487
    Miller Industries, Inc............................    400    7,004
*   Mistras Group, Inc................................  1,585   28,514
    Mobile Mini, Inc..................................  2,964  110,053
*   Moog, Inc. Class A................................  3,247  217,094
#*  MRC Global, Inc...................................  6,417   82,458
    MSA Safety, Inc...................................  3,049  157,481
#   MSC Industrial Direct Co., Inc. Class A...........  3,014  214,778
    Mueller Industries, Inc...........................  3,100  100,347
    Mueller Water Products, Inc. Class A..............  6,794   60,670
    Multi-Color Corp..................................  1,262   80,591
*   MYR Group, Inc....................................  1,738   52,210
#   National Presto Industries, Inc...................    235   18,603
*   Navigant Consulting, Inc..........................  3,171   49,848
*   NCI Building Systems, Inc.........................  1,174   15,203
    Nielsen NV........................................ 10,512  509,412
    NN, Inc...........................................  1,425   32,533
    Nordson Corp......................................  4,613  341,869
    Norfolk Southern Corp.............................    934   78,764
#*  Nortek, Inc.......................................    454   37,042
    Northrop Grumman Corp.............................  3,700  640,137
#*  NOW, Inc..........................................    675   11,745
*   NV5 Holdings, Inc.................................    353    8,539
*   Old Dominion Freight Line, Inc....................  3,500  256,025
    Omega Flex, Inc...................................     93    3,018
*   On Assignment, Inc................................  3,288  125,996
    Orbital ATK, Inc..................................  3,390  240,521
#*  Orion Energy Systems, Inc.........................    600    1,290
*   Orion Marine Group, Inc...........................  1,426   10,324
    Oshkosh Corp......................................  5,119  187,048
    Owens Corning.....................................  6,280  281,658
#   PACCAR, Inc.......................................  6,300  408,492
    Pall Corp.........................................  2,618  331,046
*   PAM Transportation Services, Inc..................     80    4,208
    Park-Ohio Holdings Corp...........................    300   13,473
#   Parker-Hannifin Corp..............................  5,000  563,750
*   Patrick Industries, Inc...........................  1,165   41,987
*   Pendrell Corp.....................................  2,782    3,839
#   Pentair P.L.C.....................................  9,636  585,965
#*  Performant Financial Corp.........................  2,244    7,024
*   PGT, Inc..........................................  3,798   61,034
#   Pitney Bowes, Inc................................. 12,570  262,964
#*  Ply Gem Holdings, Inc.............................  3,027   43,740
*   Polypore International, Inc.......................  1,567   94,208
    Powell Industries, Inc............................    428   12,772
#*  Power Solutions International, Inc................    195    8,089
*   PowerSecure International, Inc....................    800   12,112
    Precision Castparts Corp..........................  1,684  328,245
    Preformed Line Products Co........................    300   10,338
#   Primoris Services Corp............................  3,951   71,711
#*  Proto Labs, Inc...................................    768   57,884

                                     1109

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    Quad/Graphics, Inc................................    969 $ 15,940
*   Quality Distribution, Inc.........................    807   12,839
    Quanex Building Products Corp.....................  2,124   42,650
*   Quanta Services, Inc.............................. 11,333  313,017
*   Radiant Logistics, Inc............................  3,283   20,847
#   Raven Industries, Inc.............................  1,844   35,829
    Raytheon Co.......................................  6,382  696,212
*   RBC Bearings, Inc.................................    938   63,550
    Regal Beloit Corp.................................  2,190  152,052
*   Republic Airways Holdings, Inc....................  2,233   11,254
    Republic Services, Inc............................ 14,816  630,125
    Resources Connection, Inc.........................  1,538   24,347
*   Rexnord Corp......................................  6,884  145,941
*   Roadrunner Transportation Systems, Inc............  2,213   57,936
    Robert Half International, Inc....................  4,756  261,723
    Rockwell Automation, Inc..........................  3,936  459,646
    Rockwell Collins, Inc.............................  5,858  495,704
#   Rollins, Inc...................................... 14,021  406,609
    Roper Technologies, Inc...........................  2,892  483,745
*   RPX Corp..........................................  4,018   62,199
#   RR Donnelley & Sons Co............................ 14,966  262,653
*   Rush Enterprises, Inc. Class A....................    887   22,610
    Ryder System, Inc.................................  3,698  334,743
#*  Saia, Inc.........................................    700   30,394
#*  Sensata Technologies Holding NV...................  2,755  141,387
    Simpson Manufacturing Co., Inc....................  2,239   80,201
#   SkyWest, Inc......................................  2,171   35,952
*   SL Industries, Inc................................    100    3,915
    Snap-on, Inc......................................  2,327  383,490
#*  SolarCity Corp....................................  1,400   81,200
    Southwest Airlines Co............................. 24,471  885,850
*   SP Plus Corp......................................  1,056   27,614
*   Sparton Corp......................................    743   17,728
*   Spirit Aerosystems Holdings, Inc. Class A.........  4,604  259,205
*   Spirit Airlines, Inc..............................  1,986  118,803
    SPX Corp..........................................  2,340  153,059
    Standex International Corp........................    721   53,960
    Stanley Black & Decker, Inc.......................  6,294  663,954
    Steelcase, Inc. Class A...........................  4,836   86,323
*   Stericycle, Inc...................................  1,176  165,781
*   Sterling Construction Co., Inc....................    400    1,876
#*  Stock Building Supply Holdings, Inc...............  1,156   22,403
    Sun Hydraulics Corp...............................  1,689   59,824
*   Swift Transportation Co...........................  1,965   46,806
    TAL International Group, Inc......................  1,901   37,640
#*  Taser International, Inc..........................  1,400   38,108
*   Team, Inc.........................................  1,268   55,031
*   Tecumseh Products Co..............................    400      784
*   Teledyne Technologies, Inc........................  1,975  204,748
    Tennant Co........................................  1,238   74,045
#   Terex Corp........................................  5,091  112,817
    Tetra Tech, Inc...................................  3,704   98,675
#   Textainer Group Holdings, Ltd.....................  1,838   41,649

                                     1110

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
    Textron, Inc......................................  7,953 $  347,546
*   Thermon Group Holdings, Inc.......................  1,745     42,107
    Timken Co. (The)..................................  2,900     96,802
    Titan International, Inc..........................  2,616     24,433
*   Titan Machinery, Inc..............................  1,000     14,050
    Toro Co. (The)....................................  2,349    160,507
    Towers Watson & Co. Class A.......................  2,455    311,245
*   TransDigm Group, Inc..............................  1,600    362,080
*   TRC Cos., Inc.....................................  1,800     17,280
*   Trex Co., Inc.....................................  1,611     73,091
*   Trimas Corp.......................................  2,669     62,722
*   TriNet Group, Inc.................................  1,903     51,153
    Trinity Industries, Inc...........................  9,100    266,266
    Triumph Group, Inc................................  3,197    172,158
*   TrueBlue, Inc.....................................  2,173     55,976
*   Tutor Perini Corp.................................  3,132     65,553
    Twin Disc, Inc....................................    900     14,490
    Tyco International P.L.C..........................  3,002    114,046
*   Ultralife Corp....................................    200        814
    UniFirst Corp.....................................    700     77,574
    Union Pacific Corp................................ 17,292  1,687,526
*   United Continental Holdings, Inc..................  6,748    380,520
    United Parcel Service, Inc. Class B...............  9,584    981,018
*   United Rentals, Inc...............................  5,371    359,803
    United Technologies Corp.......................... 16,703  1,675,478
#   Universal Forest Products, Inc....................  1,225     77,788
#   US Ecology, Inc...................................  1,543     70,808
#*  USG Corp..........................................  5,731    177,546
#*  UTi Worldwide, Inc................................  2,500     21,000
#   Valmont Industries, Inc...........................  1,366    151,940
*   Vectrus, Inc......................................    488     11,322
*   Verisk Analytics, Inc. Class A....................  2,566    200,430
*   Veritiv Corp......................................    676     25,188
*   Versar, Inc.......................................    489      1,668
    Viad Corp.........................................  1,209     34,662
#*  Vicor Corp........................................    600      6,246
*   Volt Information Sciences, Inc....................    500      4,815
#   VSE Corp..........................................    151      7,157
#*  Wabash National Corp..............................  3,046     41,852
*   WABCO Holdings, Inc...............................  3,483    430,046
#   Wabtec Corp.......................................  2,500    252,975
    Waste Connections, Inc............................  6,737    337,726
    Waste Management, Inc.............................  4,100    209,633
    Watsco, Inc.......................................  2,318    297,260
    Watts Water Technologies, Inc. Class A............  1,600     88,736
#   Werner Enterprises, Inc...........................  3,591    101,410
#*  Wesco Aircraft Holdings, Inc......................  1,927     27,730
#*  WESCO International, Inc..........................  2,706    166,040
    West Corp.........................................  4,224    121,862
*   Willis Lease Finance Corp.........................     78      1,301
#   Woodward, Inc.....................................  4,332    213,828
#   WW Grainger, Inc..................................  2,644    604,709
*   Xerium Technologies, Inc..........................    741     12,575

                                     1111

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Industrials -- (Continued)
#*  XPO Logistics, Inc................................  2,594 $   112,450
    Xylem, Inc........................................  7,218     249,238
                                                              -----------
Total Industrials.....................................         69,907,154
                                                              -----------
Information Technology -- (15.7%)
*   3D Systems Corp...................................  1,800      23,688
    Accenture P.L.C. Class A.......................... 14,846   1,530,771
*   ACI Worldwide, Inc................................  8,043     190,378
#   Activision Blizzard, Inc.......................... 21,576     556,445
*   Actua Corp........................................  2,013      29,651
*   Acxiom Corp.......................................  4,272      76,511
*   Adobe Systems, Inc................................  6,089     499,237
#   ADTRAN, Inc.......................................  2,743      45,259
*   Advanced Energy Industries, Inc...................  2,110      55,261
*   Agilysys, Inc.....................................    761       6,446
*   Akamai Technologies, Inc..........................  3,032     232,585
*   Alliance Data Systems Corp........................  2,780     764,611
    Alliance Fiber Optic Products, Inc................    836      16,779
*   Alpha & Omega Semiconductor, Ltd..................    749       5,880
    Altera Corp.......................................  4,995     248,052
    Amdocs, Ltd.......................................  4,795     281,227
    American Software, Inc. Class A...................    400       3,688
*   Amkor Technology, Inc............................. 12,116      53,432
    Amphenol Corp. Class A............................  8,004     451,506
*   Amtech Systems, Inc...............................    265       1,752
    Analog Devices, Inc...............................  5,357     312,474
*   Anixter International, Inc........................  1,157      76,605
*   ANSYS, Inc........................................  2,037     191,784
    Apple, Inc........................................ 66,080   8,015,504
    Applied Materials, Inc............................ 15,282     265,295
*   ARRIS Group, Inc..................................  8,907     275,404
*   Arrow Electronics, Inc............................  4,168     242,369
*   Aspen Technology, Inc.............................  4,528     200,953
    Atmel Corp........................................  8,102      67,085
*   Autodesk, Inc.....................................  4,404     222,754
    Automatic Data Processing, Inc.................... 13,922   1,110,558
    Avago Technologies, Ltd...........................  3,000     375,420
*   AVG Technologies NV...............................  5,557     159,708
*   Avid Technology, Inc..............................  3,011      36,915
    Avnet, Inc........................................  6,862     286,351
#   AVX Corp..........................................  2,139      28,812
*   Aware, Inc........................................    500       1,660
*   Axcelis Technologies, Inc.........................  4,567      13,473
#   Badger Meter, Inc.................................    665      39,115
*   Bankrate, Inc.....................................  4,669      42,581
*   Barracuda Networks, Inc...........................  1,192      32,708
    Bel Fuse, Inc. Class B............................    378       8,346
    Belden, Inc.......................................  1,290      76,407
*   Benchmark Electronics, Inc........................  1,618      35,693
    Black Box Corp....................................    500       7,830
    Blackbaud, Inc....................................  2,134     130,515
*   Blackhawk Network Holdings, Inc...................  2,338     107,384
*   Blucora, Inc......................................  2,803      39,718

                                     1112

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    Booz Allen Hamilton Holding Corp..................   7,045 $  195,358
*   Bottomline Technologies de, Inc...................     953     26,169
    Broadcom Corp. Class A............................   5,815    294,297
    Broadridge Financial Solutions, Inc...............   8,466    459,450
*   BroadSoft, Inc....................................     700     24,444
    Brocade Communications Systems, Inc...............  33,051    339,103
    Brooks Automation, Inc............................   6,174     65,136
    CA, Inc...........................................  28,004    815,897
*   Cabot Microelectronics Corp.......................   1,568     71,093
*   CACI International, Inc. Class A..................   2,243    184,218
#*  Cadence Design Systems, Inc.......................   9,920    208,022
*   CalAmp Corp.......................................   2,300     39,353
*   Calix, Inc........................................   1,647     13,884
*   Carbonite, Inc....................................     800      9,552
#*  Cardtronics, Inc..................................   4,679    173,451
*   Cascade Microtech, Inc............................     300      4,473
#   Cass Information Systems, Inc.....................     442     23,249
*   Cavium, Inc.......................................     682     46,240
    CDK Global, Inc...................................   4,240    218,954
    CDW Corp..........................................  10,909    391,960
*   Ceva, Inc.........................................     819     15,340
    Checkpoint Systems, Inc...........................   1,612     14,089
*   CIBER, Inc........................................   6,692     22,151
#*  Ciena Corp........................................   8,491    216,096
#*  Cimpress NV.......................................   1,887    121,768
*   Cirrus Logic, Inc.................................   3,827    126,329
    Cisco Systems, Inc................................ 119,443  3,394,570
*   Citrix Systems, Inc...............................   3,279    247,925
#*  Clearfield, Inc...................................     600     11,808
    Cognex Corp.......................................   3,178    143,868
*   Cognizant Technology Solutions Corp. Class A......   6,030    380,493
*   Coherent, Inc.....................................     900     52,155
    Cohu, Inc.........................................   1,323     13,111
*   CommScope Holding Co., Inc........................  10,139    318,060
    Communications Systems, Inc.......................     300      3,015
*   CommVault Systems, Inc............................     801     30,013
    Computer Sciences Corp............................   7,204    471,358
    Computer Task Group, Inc..........................     610      4,264
*   comScore, Inc.....................................     268     15,678
    Comtech Telecommunications Corp...................   1,053     30,337
*   Constant Contact, Inc.............................     624     16,124
    Convergys Corp....................................   4,549    114,225
*   CoreLogic, Inc....................................   6,293    248,196
    Corning, Inc......................................  13,735    256,570
#*  CoStar Group, Inc.................................     883    177,739
*   Covisint Corp.....................................   1,348      4,017
#*  Cray, Inc.........................................   1,325     34,370
#*  Cree, Inc.........................................   3,960     97,614
#   CSG Systems International, Inc....................   2,340     72,774
    CTS Corp..........................................     685     12,871
    Cypress Semiconductor Corp........................   6,527     74,930
    Daktronics, Inc...................................   2,457     28,083
*   Datalink Corp.....................................     687      4,658

                                     1113

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   Dealertrack Technologies, Inc.....................  2,965 $  184,038
*   Demand Media, Inc.................................    253      1,505
*   DHI Group, Inc....................................  7,201     57,392
#   Diebold, Inc......................................  5,320    181,146
*   Digi International, Inc...........................    815      8,248
#*  Digimarc Corp.....................................    127      5,047
*   Diodes, Inc.......................................  1,336     29,646
#   Dolby Laboratories, Inc. Class A..................  2,231     78,420
*   Dot Hill Systems Corp.............................  2,800     17,696
*   DSP Group, Inc....................................    910      7,944
    DST Systems, Inc..................................  2,110    230,306
*   DTS, Inc..........................................    453     12,906
    EarthLink Holdings Corp...........................  7,054     51,776
*   eBay, Inc......................................... 25,364    713,236
#   Ebix, Inc.........................................    960     29,750
*   EchoStar Corp. Class A............................  3,609    167,530
    Electro Rent Corp.................................    804      8,080
    Electro Scientific Industries, Inc................  1,011      4,651
*   Electronic Arts, Inc..............................  5,820    416,421
*   Electronics for Imaging, Inc......................  3,109    142,081
*   Ellie Mae, Inc....................................    755     59,230
    EMC Corp.......................................... 27,535    740,416
*   Emcore Corp.......................................  1,184      7,329
#*  Endurance International Group Holdings, Inc.......    476      9,620
#*  EnerNOC, Inc......................................  1,220     10,041
*   Entegris, Inc.....................................  7,313    108,342
*   Envestnet, Inc....................................    690     31,250
*   EPAM Systems, Inc.................................  2,595    192,315
    EPIQ Systems, Inc.................................  2,009     33,249
*   ePlus, Inc........................................    400     30,764
*   Euronet Worldwide, Inc............................  2,376    162,756
#*  Everyday Health, Inc..............................    827      9,816
*   Exar Corp.........................................  2,220     17,471
*   ExlService Holdings, Inc..........................  2,071     80,293
*   Extreme Networks, Inc.............................  2,741      6,359
*   F5 Networks, Inc..................................  2,019    270,829
*   Fabrinet..........................................  1,414     26,244
*   Facebook, Inc. Class A............................ 23,773  2,234,900
#   FactSet Research Systems, Inc.....................  2,623    434,526
    Fair Isaac Corp...................................  2,000    181,380
*   Fairchild Semiconductor International, Inc........  3,440     51,806
#*  FARO Technologies, Inc............................    400     17,556
    FEI Co............................................  1,300    111,761
    Fidelity National Information Services, Inc.......  7,645    500,212
*   Finisar Corp......................................  8,130    141,543
#*  FireEye, Inc......................................  3,394    150,999
*   First Solar, Inc..................................  4,864    215,475
*   Fiserv, Inc.......................................  8,561    743,608
*   FleetCor Technologies, Inc........................  2,464    381,476
    FLIR Systems, Inc.................................  7,194    221,503
*   FormFactor, Inc...................................  3,147     22,753
    Forrester Research, Inc...........................    600     18,768
#*  Fortinet, Inc.....................................  3,205    153,007

                                     1114

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   Freescale Semiconductor, Ltd......................  2,500 $   99,675
*   Gartner, Inc......................................  2,505    221,868
*   Genpact, Ltd...................................... 10,349    229,851
*   Global Cash Access Holdings, Inc..................  4,600     23,230
    Global Payments, Inc..............................  7,119    797,969
*   Google, Inc. Class A..............................  3,013  1,981,047
*   Google, Inc. Class C..............................  3,021  1,889,968
*   GSI Group, Inc....................................  1,252     17,741
#*  GSI Technology, Inc...............................    381      1,962
*   GTT Communications, Inc...........................  1,500     34,845
#*  Guidewire Software, Inc...........................  2,400    141,720
    Hackett Group, Inc. (The).........................    800     10,240
*   Harmonic, Inc.....................................  5,753     34,576
    Harris Corp.......................................  3,602    298,750
    Heartland Payment Systems, Inc....................  3,440    214,312
    Hewlett-Packard Co................................ 57,086  1,742,265
#*  HomeAway, Inc.....................................  2,300     69,092
#*  Hutchinson Technology, Inc........................    900      1,638
    IAC/InterActiveCorp...............................  4,200    324,492
*   ID Systems, Inc...................................    400      2,236
#*  Identiv, Inc......................................      2          9
*   II-VI, Inc........................................  2,048     34,816
*   Imation Corp......................................    397      1,628
#*  Infinera Corp.....................................  4,606    110,268
*   Informatica Corp..................................  2,972    144,201
*   Ingram Micro, Inc. Class A........................  7,334    199,705
*   Innodata, Inc.....................................    400      1,044
*   Inphi Corp........................................      6        136
*   Insight Enterprises, Inc..........................  1,499     40,458
*   Integrated Device Technology, Inc.................  3,464     66,197
    Integrated Silicon Solution, Inc..................    700     15,351
    Intel Corp........................................ 40,713  1,178,641
#   InterDigital, Inc.................................  2,500    135,175
*   Internap Corp.....................................  4,575     42,136
    International Business Machines Corp.............. 18,539  3,003,133
    Intersil Corp. Class A............................  5,929     65,990
#*  Intevac, Inc......................................    500      2,435
*   IntraLinks Holdings, Inc..........................  2,900     32,944
    Intuit, Inc.......................................  5,800    613,466
*   IPG Photonics Corp................................  2,300    212,106
*   Itron, Inc........................................  2,179     70,229
*   Ixia..............................................  5,511     72,745
    IXYS Corp.........................................  1,534     16,046
    j2 Global, Inc....................................  2,159    151,994
    Jabil Circuit, Inc................................ 11,489    232,652
    Jack Henry & Associates, Inc......................  4,459    311,506
#*  JDS Uniphase Corp................................. 12,048    133,612
    Juniper Networks, Inc............................. 11,506    327,000
*   Kemet Corp........................................    318        741
*   Key Tronic Corp...................................    334      3,343
*   Keysight Technologies, Inc........................ 10,031    306,347
*   Kimball Electronics, Inc..........................    851     11,412
    KLA-Tencor Corp...................................  3,676    195,012

                                     1115

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
#*  Knowles Corp......................................   2,836 $   54,026
#*  Kopin Corp........................................   1,468      4,375
*   Kulicke & Soffa Industries, Inc...................   3,312     34,478
*   KVH Industries, Inc...............................     799      9,812
    Lam Research Corp.................................   5,038    387,271
*   Lattice Semiconductor Corp........................   7,926     38,996
    Leidos Holdings, Inc..............................   3,282    133,906
    Lexmark International, Inc. Class A...............   5,125    174,199
*   Limelight Networks, Inc...........................   4,380     16,513
    Linear Technology Corp............................   3,300    135,300
*   LinkedIn Corp. Class A............................     791    160,779
*   Lionbridge Technologies, Inc......................   4,810     28,283
*   Liquidity Services, Inc...........................     101        907
    Littelfuse, Inc...................................     805     74,060
#*  M/A-COM Technology Solutions Holdings, Inc........   2,040     68,768
#*  Magnachip Semiconductor Corp......................   1,541     13,191
*   Manhattan Associates, Inc.........................   2,500    162,050
    ManTech International Corp. Class A...............   1,887     56,251
    Marchex, Inc. Class B.............................     700      3,220
    Marvell Technology Group, Ltd.....................  14,497    180,343
    MasterCard, Inc. Class A..........................  19,636  1,912,546
*   Mattson Technology, Inc...........................   2,642      7,556
    Maxim Integrated Products, Inc....................   6,639    225,992
    MAXIMUS, Inc......................................   4,044    275,841
*   MaxLinear, Inc. Class A...........................     492      5,353
#*  Maxwell Technologies, Inc.........................     900      4,131
    Mentor Graphics Corp..............................   8,875    231,549
*   Mercury Systems, Inc..............................   1,795     25,292
    Mesa Laboratories, Inc............................     200     20,708
    Methode Electronics, Inc..........................   1,700     45,611
    Micrel, Inc.......................................   1,226     17,103
#   Microchip Technology, Inc.........................   5,382    230,565
#*  Micron Technology, Inc............................  32,511    601,779
*   Microsemi Corp....................................   5,291    174,286
    Microsoft Corp.................................... 168,492  7,868,576
*   MicroStrategy, Inc. Class A.......................     400     81,540
    MKS Instruments, Inc..............................   2,814     99,897
#*  ModusLink Global Solutions, Inc...................   3,900     12,675
*   MoneyGram International, Inc......................   2,413     24,613
    Monolithic Power Systems, Inc.....................     810     41,885
    Monotype Imaging Holdings, Inc....................   1,550     38,641
#*  Monster Worldwide, Inc............................   9,144     64,465
    Motorola Solutions, Inc...........................   4,827    290,392
    MTS Systems Corp..................................     834     53,885
*   Multi-Fineline Electronix, Inc....................     722     12,895
*   Nanometrics, Inc..................................   1,227     16,785
    National Instruments Corp.........................   6,524    188,935
    NCI, Inc. Class A.................................     100      1,125
*   NCR Corp..........................................   8,224    226,489
*   NeoPhotonics Corp.................................     868      7,690
    NetApp, Inc.......................................   7,487    233,220
*   NETGEAR, Inc......................................   1,577     52,814
*   Netscout Systems, Inc.............................   1,935     77,168

                                     1116

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
#*  NetSuite, Inc.....................................    849 $   83,915
#*  NeuStar, Inc. Class A.............................  2,061     63,623
*   Newport Corp......................................  1,890     29,938
    NIC, Inc..........................................  1,200     21,648
#*  Nuance Communications, Inc........................ 18,805    340,935
    NVE Corp..........................................    200     11,940
#   NVIDIA Corp....................................... 26,341    525,503
*   OmniVision Technologies, Inc......................  1,293     31,575
*   ON Semiconductor Corp............................. 20,904    222,000
    Oracle Corp....................................... 61,587  2,459,785
*   OSI Systems, Inc..................................  1,045     73,338
#*  Palo Alto Networks, Inc...........................    600    111,498
#*  Pandora Media, Inc................................  4,200     73,584
*   PAR Technology Corp...............................    300      1,347
    Park Electrochemical Corp.........................    523      9,236
#   Paychex, Inc...................................... 14,162    657,117
*   Paycom Software, Inc..............................    863     27,616
*   PayPal Holdings, Inc.............................. 25,364    981,587
    PC Connection, Inc................................  1,346     29,868
*   PDF Solutions, Inc................................    992     13,898
    Pegasystems, Inc..................................  3,865    104,703
    Perceptron, Inc...................................    200      1,754
*   Perficient, Inc...................................  1,665     27,023
    Pericom Semiconductor Corp........................  1,200     14,364
*   Pfsweb, Inc.......................................    180      2,272
*   Photronics, Inc...................................  4,608     38,016
*   Planet Payment, Inc...............................  5,317     13,558
    Plantronics, Inc..................................  1,928    111,978
*   Plexus Corp.......................................  1,638     62,473
*   PMC-Sierra, Inc...................................  7,989     54,405
*   Polycom, Inc......................................  8,034     91,427
    Power Integrations, Inc...........................    724     28,062
*   PRGX Global, Inc..................................    400      1,672
*   Progress Software Corp............................  2,023     60,043
*   PTC, Inc..........................................  5,460    198,471
    QAD, Inc. Class A.................................    555     14,813
#*  QLIK Technologies, Inc............................  1,100     44,506
*   QLogic Corp.......................................  6,373     56,528
*   Qorvo, Inc........................................  3,393    196,624
    QUALCOMM, Inc..................................... 23,683  1,524,948
*   Quantum Corp......................................  6,863      7,275
*   QuinStreet, Inc...................................  1,510      8,788
*   Qumu Corp.........................................    208      1,123
#*  Rackspace Hosting, Inc............................ 11,575    393,897
*   Radisys Corp......................................    732      2,094
#*  Rambus, Inc.......................................  4,500     58,905
*   RealD, Inc........................................  1,114     13,981
*   RealNetworks, Inc.................................    971      4,544
*   RealPage, Inc.....................................  1,500     28,800
*   Red Hat, Inc......................................  3,304    261,280
    Reis, Inc.........................................    500     12,230
*   RetailMeNot, Inc..................................  1,837     27,831
    Richardson Electronics, Ltd.......................    500      3,285

                                     1117

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Information Technology -- (Continued)
#*  Rightside Group, Ltd..............................    253 $  1,809
*   Rofin-Sinar Technologies, Inc.....................  1,726   43,046
*   Rogers Corp.......................................    881   49,310
*   Rosetta Stone, Inc................................  1,153    8,382
#*  Rovi Corp.........................................  5,069   55,708
*   Ruckus Wireless, Inc..............................  2,623   32,342
*   Rudolph Technologies, Inc.........................  2,447   27,455
*   Salesforce.com, Inc...............................  5,907  432,983
    SanDisk Corp......................................  4,328  260,935
*   Sanmina Corp......................................  5,967  131,692
*   ScanSource, Inc...................................  1,575   59,582
    Science Applications International Corp...........  2,245  120,512
*   SciQuest, Inc.....................................    700    8,323
#*  Seachange International, Inc......................  2,700   18,603
#   Seagate Technology P.L.C..........................  6,300  318,780
*   Semtech Corp......................................    991   17,432
*   ServiceNow, Inc...................................  1,300  104,650
#*  ServiceSource International, Inc..................  5,005   26,526
*   ShoreTel, Inc.....................................  2,672   18,944
#*  Shutterstock, Inc.................................    800   42,744
*   Sigma Designs, Inc................................  1,300   13,481
*   Silicon Laboratories, Inc.........................  1,623   73,019
    Skyworks Solutions, Inc...........................  5,239  501,215
*   SolarWinds, Inc...................................  4,020  160,358
    Solera Holdings, Inc..............................  7,062  258,399
#*  Sonus Networks, Inc...............................  1,682   13,574
#*  Splunk, Inc.......................................  1,673  117,010
    SS&C Technologies Holdings, Inc...................  4,182  284,501
*   Stamps.com, Inc...................................    486   33,340
#*  StarTek, Inc......................................    200      752
#*  Stratasys, Ltd....................................  1,857   57,066
#*  SunEdison, Inc....................................  5,727  133,325
#*  SunPower Corp.....................................  4,266  115,310
#*  Super Micro Computer, Inc.........................  3,258   86,891
*   support.com, Inc..................................  1,000    1,210
*   Sykes Enterprises, Inc............................  2,556   62,315
    Symantec Corp..................................... 25,509  580,075
#*  Synaptics, Inc....................................  2,351  186,622
#*  Synchronoss Technologies, Inc.....................  2,629  125,666
    SYNNEX Corp.......................................  2,219  167,823
*   Synopsys, Inc.....................................  5,359  272,452
*   Syntel, Inc.......................................  4,146  181,139
*   Tableau Software, Inc. Class A....................    500   52,370
#*  Take-Two Interactive Software, Inc................  4,336  136,931
*   Tangoe, Inc.......................................    824    9,080
    TE Connectivity, Ltd..............................  5,696  347,000
*   Tech Data Corp....................................  2,199  128,268
*   TechTarget, Inc...................................  1,500   12,990
*   TeleCommunication Systems, Inc. Class A...........    971    3,564
*   Telenav, Inc......................................  1,165    8,155
    TeleTech Holdings, Inc............................  2,516   68,259
#*  Teradata Corp.....................................  6,144  228,004
    Teradyne, Inc..................................... 11,977  230,677

                                     1118

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Information Technology -- (Continued)
    Tessco Technologies, Inc..........................    126 $     3,108
    Tessera Technologies, Inc.........................  3,394     117,636
    Texas Instruments, Inc............................ 15,376     768,492
    TheStreet, Inc....................................    700       1,316
*   TiVo, Inc.........................................  4,723      47,041
    Total System Services, Inc........................  5,763     266,366
    Transact Technologies, Inc........................    300       2,208
#*  Travelzoo, Inc....................................    400       3,576
*   Trimble Navigation, Ltd...........................  6,116     141,280
#*  TTM Technologies, Inc.............................  8,027      73,286
#*  Twitter, Inc......................................  2,000      62,020
*   Tyler Technologies, Inc...........................    800     111,632
#   Ubiquiti Networks, Inc............................    327      10,536
*   Ultimate Software Group, Inc. (The)...............  1,151     212,026
*   Ultra Clean Holdings, Inc.........................    765       5,799
*   Ultratech, Inc....................................  1,261      20,075
#*  Unisys Corp.......................................  2,386      37,866
*   United Online, Inc................................    539       7,492
*   Unwired Planet, Inc...............................  2,043       1,283
*   Vantiv, Inc. Class A..............................  8,799     387,156
#*  VASCO Data Security International, Inc............    600      12,234
#*  Veeco Instruments, Inc............................  2,842      73,551
#*  VeriFone Systems, Inc.............................  3,834     123,378
*   Verint Systems, Inc...............................  2,381     138,622
#*  VeriSign, Inc.....................................  2,624     186,147
#*  ViaSat, Inc.......................................  3,540     219,480
*   Virtusa Corp......................................  1,004      48,132
#   Visa, Inc. Class A................................ 26,120   1,967,881
#   Vishay Intertechnology, Inc.......................  7,658      87,914
*   Vishay Precision Group, Inc.......................    335       4,677
*   VMware, Inc. Class A..............................    700      62,391
*   Web.com Group, Inc................................  2,918      72,629
#*  WebMD Health Corp.................................  1,853      80,754
*   Westell Technologies, Inc. Class A................    700         854
    Western Digital Corp..............................  7,142     614,640
#   Western Union Co. (The)........................... 13,020     263,525
#*  WEX, Inc..........................................  1,550     158,162
#*  Workday, Inc. Class A.............................    600      50,598
*   Xcerra Corp.......................................  2,281      14,336
    Xerox Corp........................................ 48,791     537,677
    Xilinx, Inc.......................................  6,194     258,599
*   XO Group, Inc.....................................    950      14,088
*   Yahoo!, Inc.......................................  7,763     284,669
*   Zebra Technologies Corp. Class A..................  2,039     219,458
#*  Zillow Group, Inc. Class A........................    300      24,450
*   Zix Corp..........................................  1,205       5,880
*   Zynga, Inc. Class A............................... 12,542      31,104
                                                              -----------
Total Information Technology..........................         91,867,830
                                                              -----------
Materials -- (3.9%)
    A Schulman, Inc...................................  1,631      60,722
*   AEP Industries, Inc...............................    379      18,325
    Air Products & Chemicals, Inc.....................  2,854     406,724

                                     1119

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Materials -- (Continued)
    Airgas, Inc.......................................  2,703 $275,760
#   Albemarle Corp....................................  4,212  228,290
    Alcoa, Inc........................................ 21,431  211,523
    Allegheny Technologies, Inc.......................  4,175   89,011
#*  AM Castle & Co....................................    956    2,725
#   American Vanguard Corp............................  1,982   25,409
    Ampco-Pittsburgh Corp.............................    957   12,738
    AptarGroup, Inc...................................  4,490  304,377
    Ashland, Inc......................................    865   98,887
    Avery Dennison Corp............................... 10,404  633,083
    Axiall Corp.......................................  2,225   65,482
#   Balchem Corp......................................  1,534   86,932
    Ball Corp.........................................  4,957  336,283
    Bemis Co., Inc....................................  9,998  445,611
*   Berry Plastics Group, Inc.........................  5,613  182,759
*   Boise Cascade Co..................................  1,729   57,368
    Cabot Corp........................................  3,659  128,724
    Calgon Carbon Corp................................  3,022   53,459
#   Carpenter Technology Corp.........................  1,884   70,725
    Celanese Corp. Series A...........................  4,162  274,359
#*  Century Aluminum Co...............................  3,446   32,117
    CF Industries Holdings, Inc....................... 12,610  746,512
    Chase Corp........................................    263   10,054
    Chemours Co. (The)................................  1,585   17,308
*   Chemtura Corp.....................................  5,999  164,553
*   Clearwater Paper Corp.............................  1,059   62,322
*   Coeur d'Alene Mines Corp..........................  6,164   21,759
    Commercial Metals Co..............................  7,954  122,571
    Compass Minerals International, Inc...............  2,479  198,320
*   Core Molding Technologies, Inc....................    600   11,448
*   Crown Holdings, Inc...............................  2,584  133,102
    Cytec Industries, Inc.............................  3,350  248,670
    Deltic Timber Corp................................    400   25,960
    Domtar Corp.......................................  3,600  146,376
    Dow Chemical Co. (The)............................ 19,924  937,623
    Eagle Materials, Inc..............................  2,393  184,596
    Eastman Chemical Co...............................  4,237  332,181
    Ecolab, Inc.......................................  7,414  858,615
    EI du Pont de Nemours & Co........................  7,926  441,954
*   Ferro Corp........................................  4,222   58,644
#*  Flotek Industries, Inc............................  1,507   25,800
    FMC Corp..........................................  2,888  140,184
    Freeport-McMoRan, Inc............................. 30,880  362,840
    FutureFuel Corp...................................  1,448   16,565
    Globe Specialty Metals, Inc.......................  4,347   67,118
    Graphic Packaging Holding Co...................... 35,393  534,434
#   Greif, Inc. Class A...............................    948   29,379
#   Greif, Inc. Class B...............................    337   12,846
*   Handy & Harman, Ltd...............................    400   11,840
    Hawkins, Inc......................................    486   17,729
    Haynes International, Inc.........................    700   29,799
    HB Fuller Co......................................  1,707   68,382
*   Headwaters, Inc...................................  2,899   55,110

                                     1120

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Materials -- (Continued)
#   Hecla Mining Co................................... 16,958 $   35,612
#*  Horsehead Holding Corp............................  1,695     14,035
    Huntsman Corp.....................................  7,232    137,408
    Innophos Holdings, Inc............................    880     45,302
    Innospec, Inc.....................................  1,638     70,843
    International Flavors & Fragrances, Inc...........  1,224    141,482
    International Paper Co............................ 11,277    539,830
#*  Intrepid Potash, Inc..............................  2,295     19,599
#   Kaiser Aluminum Corp..............................    650     54,892
    KapStone Paper and Packaging Corp.................  7,197    168,410
    KMG Chemicals, Inc................................    800     17,464
    Koppers Holdings, Inc.............................    798     16,199
*   Kraton Performance Polymers, Inc..................  1,647     33,796
#   Kronos Worldwide, Inc.............................  3,307     32,541
#*  Louisiana-Pacific Corp............................  8,464    124,759
*   LSB Industries, Inc...............................  1,305     48,168
    LyondellBasell Industries NV Class A..............  9,547    895,795
#   Martin Marietta Materials, Inc....................  1,976    309,876
    Materion Corp.....................................  1,400     42,840
#   McEwen Mining, Inc................................  2,598      1,897
*   Mercer International, Inc.........................  4,858     58,733
    Minerals Technologies, Inc........................  2,000    129,500
    Monsanto Co....................................... 11,386  1,160,120
    Mosaic Co. (The)..................................  9,953    427,382
    Myers Industries, Inc.............................  2,331     35,268
    Neenah Paper, Inc.................................  1,336     80,935
#   NewMarket Corp....................................    400    159,084
    Newmont Mining Corp............................... 10,941    187,857
    Nucor Corp........................................  7,036    310,569
    Olin Corp.........................................  4,421    101,639
    Olympic Steel, Inc................................    300      3,636
    OM Group, Inc.....................................  1,454     49,262
*   OMNOVA Solutions, Inc.............................  2,800     18,116
*   Owens-Illinois, Inc............................... 12,040    257,054
    Packaging Corp. of America........................  3,298    233,465
    PH Glatfelter Co..................................  3,055     62,353
*   Platform Specialty Products Corp..................  9,145    212,804
#   PolyOne Corp......................................  5,659    193,934
    PPG Industries, Inc...............................  4,610    499,632
    Praxair, Inc......................................  5,952    679,361
    Quaker Chemical Corp..............................    514     47,648
    Rayonier Advanced Materials, Inc..................    700      9,835
    Reliance Steel & Aluminum Co......................  2,596    157,318
#*  Rentech, Inc......................................  6,215      4,731
*   Resolute Forest Products, Inc.....................  4,845     47,869
#   Royal Gold, Inc...................................  2,945    148,487
    RPM International, Inc............................  3,093    144,969
#   Schnitzer Steel Industries, Inc. Class A..........  2,115     33,227
    Schweitzer-Mauduit International, Inc.............  2,100     83,370
    Scotts Miracle-Gro Co. (The) Class A..............  4,701    283,893
    Sealed Air Corp................................... 11,732    623,790
    Sensient Technologies Corp........................  1,435     98,140
    Sherwin-Williams Co. (The)........................  1,849    513,578

                                     1121

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
    Sigma-Aldrich Corp................................   2,000 $   279,220
    Silgan Holdings, Inc..............................   5,520     295,154
    Sonoco Products Co................................   4,316     178,164
#   Southern Copper Corp..............................   2,150      59,899
    Steel Dynamics, Inc...............................  13,475     269,904
    Stepan Co.........................................   1,666      81,651
#*  Stillwater Mining Co..............................   4,770      45,410
    SunCoke Energy, Inc...............................   2,725      33,490
    Synalloy Corp.....................................     300       3,543
    TimkenSteel Corp..................................   1,450      27,014
*   Trecora Resources.................................   1,300      18,148
    Tredegar Corp.....................................   1,817      30,635
    Tronox, Ltd. Class A..............................   1,900      20,862
    United States Lime & Minerals, Inc................     200      10,800
#   United States Steel Corp..........................   3,623      70,540
*   Universal Stainless & Alloy Products, Inc.........     400       5,404
#*  US Concrete, Inc..................................   1,034      43,769
#   Valspar Corp. (The)...............................   3,600     299,808
    Vulcan Materials Co...............................   3,627     330,130
#   Wausau Paper Corp.................................   2,700      23,868
    Westlake Chemical Corp............................   3,000     187,410
*   WestRock Co.......................................   6,795     428,493
    Worthington Industries, Inc.......................   4,500     121,770
*   WR Grace & Co.....................................     662      66,816
                                                               -----------
Total Materials.......................................          22,936,196
                                                               -----------
Real Estate Investment Trusts -- (0.0%)
#*  Communications Sales & Leasing, Inc...............   2,580      53,793
                                                               -----------
Telecommunication Services -- (2.2%)
#*  8x8, Inc..........................................   1,108       9,651
*   Alaska Communications Systems Group, Inc..........   2,700       5,832
#   AT&T, Inc......................................... 178,841   6,212,923
    Atlantic Tele-Network, Inc........................   1,000      70,740
*   Boingo Wireless, Inc..............................   2,087      20,306
    CenturyLink, Inc..................................  13,121     375,261
*   Cincinnati Bell, Inc..............................  15,134      59,174
#   Cogent Communications Holdings, Inc...............   2,466      78,394
#   Consolidated Communications Holdings, Inc.........   3,520      70,154
*   FairPoint Communications, Inc.....................     787      13,080
#   Frontier Communications Corp......................  60,159     283,950
*   General Communication, Inc. Class A...............   4,089      75,238
*   Hawaiian Telcom Holdco, Inc.......................     633      15,762
    IDT Corp. Class B.................................   2,278      38,772
    Inteliquent, Inc..................................   3,521      64,082
#*  Intelsat SA.......................................   2,158      20,523
#*  Iridium Communications, Inc.......................   3,706      27,498
*   Level 3 Communications, Inc.......................  14,327     723,513
    Lumos Networks Corp...............................   1,900      26,524
#   NTELOS Holdings Corp..............................     502       3,208
*   ORBCOMM, Inc......................................   2,700      16,632
*   Premiere Global Services, Inc.....................   3,813      41,142
*   SBA Communications Corp. Class A..................   4,001     483,001

                                     1122

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Telecommunication Services -- (Continued)
    Shenandoah Telecommunications Co..................  2,317 $    79,658
    Spok Holdings, Inc................................  1,610      26,935
#*  Sprint Corp....................................... 26,470      89,204
#*  Straight Path Communications, Inc. Class B........    422       9,947
*   T-Mobile US, Inc..................................  7,121     289,540
    Telephone & Data Systems, Inc.....................  6,889     202,605
*   United States Cellular Corp.......................  1,591      59,217
    Verizon Communications, Inc....................... 71,413   3,341,414
*   Vonage Holdings Corp.............................. 14,064      89,869
#   Windstream Holdings, Inc..........................  6,352      30,807
                                                              -----------
Total Telecommunication Services......................         12,954,556
                                                              -----------
Utilities -- (2.7%)
    AES Corp.......................................... 14,854     190,131
    AGL Resources, Inc................................  7,052     339,060
    ALLETE, Inc.......................................  2,318     111,936
    Alliant Energy Corp...............................  2,236     137,536
    Ameren Corp.......................................  1,300      53,404
    American Electric Power Co., Inc..................  6,991     395,481
    American States Water Co..........................  2,800     107,940
    American Water Works Co., Inc.....................  3,482     180,751
#   Aqua America, Inc................................. 13,328     339,064
    Artesian Resources Corp. Class A..................    475      10,246
    Atmos Energy Corp.................................  5,668     313,440
    Avista Corp.......................................  2,849      94,074
#   Black Hills Corp..................................  2,420     100,817
    California Water Service Group....................  2,450      52,749
*   Calpine Corp...................................... 13,700     250,710
    CenterPoint Energy, Inc...........................  5,050      97,667
    Chesapeake Utilities Corp.........................  1,219      62,681
    Cleco Corp........................................  2,137     116,317
    CMS Energy Corp...................................  7,702     263,871
    Connecticut Water Service, Inc....................    941      32,032
#   Consolidated Edison, Inc..........................  4,673     297,156
    Consolidated Water Co., Ltd.......................    163       1,972
    Delta Natural Gas Co., Inc........................    149       3,005
    Dominion Resources, Inc...........................  9,924     711,551
    DTE Energy Co.....................................  3,343     268,978
    Duke Energy Corp..................................  7,539     559,545
*   Dynegy, Inc.......................................  3,594      93,624
    Edison International..............................  5,655     339,357
    El Paso Electric Co...............................  2,820     102,733
    Empire District Electric Co. (The)................  2,831      65,141
#   Entergy Corp......................................  2,442     173,431
    Eversource Energy.................................  5,699     283,354
    Exelon Corp....................................... 13,621     437,098
    FirstEnergy Corp.................................. 11,365     385,955
    Gas Natural, Inc..................................    400       4,012
#   Genie Energy, Ltd. Class B........................    400       4,140
#   Great Plains Energy, Inc..........................  8,923     232,980
    Hawaiian Electric Industries, Inc.................  4,762     142,622
#   IDACORP, Inc......................................  2,568     159,498
    ITC Holdings Corp................................. 11,012     371,985

                                     1123

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------ ------------
Utilities -- (Continued)
#            Laclede Group, Inc. (The)....................  2,894 $    156,594
#            MDU Resources Group, Inc.....................  8,818      172,039
             MGE Energy, Inc..............................  2,230       88,486
             Middlesex Water Co...........................  1,165       26,492
#            National Fuel Gas Co.........................  2,149      116,196
             New Jersey Resources Corp....................  5,400      156,060
             NextEra Energy, Inc..........................  6,189      651,083
             NiSource, Inc................................ 19,920      347,803
#            Northwest Natural Gas Co.....................  1,648       71,342
#            NorthWestern Corp............................  2,971      159,959
#            NRG Energy, Inc..............................  9,096      204,205
#            NRG Yield, Inc. Class A......................  1,774       34,966
#            NRG Yield, Inc. Class C......................  1,774       34,220
             OGE Energy Corp..............................  3,490      103,862
#            ONE Gas, Inc.................................  2,702      121,671
#            Ormat Technologies, Inc......................  3,261      132,657
#            Otter Tail Corp..............................  2,233       57,879
#            Pattern Energy Group, Inc....................  2,543       62,126
             Pepco Holdings, Inc..........................  5,707      152,263
             PG&E Corp....................................  7,401      388,627
             Piedmont Natural Gas Co., Inc................  6,167      234,408
             Pinnacle West Capital Corp...................  3,280      202,409
             PNM Resources, Inc...........................  4,132      109,002
             Portland General Electric Co.................  6,194      223,046
             PPL Corp.....................................  6,348      201,930
             Public Service Enterprise Group, Inc.........  4,700      195,849
             Questar Corp................................. 12,851      284,521
#            SCANA Corp...................................  3,331      182,539
             Sempra Energy................................  4,146      421,980
             SJW Corp.....................................  1,520       45,372
             South Jersey Industries, Inc.................  4,850      117,564
#            Southern Co. (The)...........................  4,904      219,356
             Southwest Gas Corp...........................  2,561      144,287
*            Talen Energy Corp............................    792       12,458
             TECO Energy, Inc.............................  9,779      216,311
             UGI Corp..................................... 11,917      435,447
#            UIL Holdings Corp............................  1,864       89,360
             Unitil Corp..................................    900       31,995
             Vectren Corp.................................  4,733      199,259
             WEC Energy Group, Inc........................  7,449      365,001
             Westar Energy, Inc...........................  6,841      257,564
             WGL Holdings, Inc............................  3,101      173,346
             Xcel Energy, Inc.............................  5,200      180,284
#            York Water Co. (The).........................    800       17,072
                                                                  ------------
Total Utilities...........................................          15,686,934
                                                                  ------------
TOTAL COMMON STOCKS.......................................         519,032,782
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Rights
               01/04/16................................... 11,318          153
(degrees)*   Furiex Pharmaceuticals Contingent Value
               Rights.....................................    175        1,709
(degrees)*   Leap Wireless International, Inc. Contingent
               Value Rights...............................  1,800        4,536
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16...................................    358           --

                                     1124

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
(degrees)#*  Safeway Casa Ley Contingent Value Rights...    10,882 $     11,044
(degrees)*   Safeway PDC, LLC Contingent Value Rights...    10,882          531
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                 17,973
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
             State Street Institutional Liquid
               Reserves, 0.114%......................... 5,322,184    5,322,184
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@ DFA Short Term Investment Fund..................... 5,120,025   59,238,695
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $440,415,324)^^.....           $583,611,634
                                                                   ============

                                     1125

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 85,689,767          --      -- $ 85,689,767
   Consumer Staples..............   39,216,339          --      --   39,216,339
   Energy........................   35,416,505          --      --   35,416,505
   Financials....................   80,947,294          --      --   80,947,294
   Health Care...................   64,356,414          --      --   64,356,414
   Industrials...................   69,907,154          --      --   69,907,154
   Information Technology........   91,867,830          --      --   91,867,830
   Materials.....................   22,936,196          --      --   22,936,196
   Real Estate Investment Trusts.       53,793          --      --       53,793
   Telecommunication Services....   12,954,556          --      --   12,954,556
   Utilities.....................   15,686,934          --      --   15,686,934
Rights/Warrants..................           -- $    17,973      --       17,973
Temporary Cash Investments.......    5,322,184          --      --    5,322,184
Securities Lending Collateral....           --  59,238,695      --   59,238,695
                                  ------------ ----------- ------- ------------
TOTAL............................ $524,354,966 $59,256,668      -- $583,611,634
                                  ============ =========== ======= ============

                                     1126

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES  VALUE++
                                                       ------- --------
COMMON STOCKS -- (95.1%)

AUSTRALIA -- (4.8%)
    Adelaide Brighton, Ltd............................  23,834 $ 82,244
#   AGL Energy, Ltd...................................   8,892  108,200
#   Ainsworth Game Technology, Ltd....................  13,420   29,384
#   ALS, Ltd..........................................  19,162   74,909
    Alumina, Ltd...................................... 115,807  125,238
    Amalgamated Holdings, Ltd.........................   2,408   22,171
    Amcor, Ltd........................................  32,384  340,278
    AMP, Ltd.......................................... 115,894  558,554
    Ansell, Ltd.......................................   7,476  136,660
#   AP Eagers, Ltd....................................   1,880   14,412
#   APA Group.........................................  43,755  289,508
*   APN News & Media, Ltd.............................  17,146    8,937
#*  Aquarius Platinum, Ltd............................  11,448    1,085
    ARB Corp., Ltd....................................   2,584   26,798
    Aristocrat Leisure, Ltd...........................  18,229  114,027
    Arrium, Ltd.......................................  76,376    6,690
    Asciano, Ltd......................................  36,684  217,763
    ASX, Ltd..........................................   2,931   95,091
#   Atlas Iron, Ltd...................................  28,989      741
    Ausdrill, Ltd.....................................   7,076    1,551
#   AusNet Services...................................  63,278   64,283
    Austbrokers Holdings, Ltd.........................   3,526   23,434
    Australia & New Zealand Banking Group, Ltd........  41,292  984,750
    Australian Pharmaceutical Industries, Ltd.........  40,511   47,060
    Automotive Holdings Group, Ltd....................   7,271   23,342
*   AWE, Ltd..........................................  43,671   40,142
    Bank of Queensland, Ltd...........................   9,307   93,338
    BC Iron, Ltd......................................   2,827      558
    Beach Energy, Ltd.................................  96,329   68,352
    Bendigo & Adelaide Bank, Ltd......................  22,505  215,899
    BHP Billiton, Ltd.................................  29,083  561,517
    BHP Billiton, Ltd. Sponsored ADR..................  18,938  726,651
*   Billabong International, Ltd......................  38,404   16,784
    Blackmores, Ltd...................................     403   26,046
    BlueScope Steel, Ltd..............................  24,171   63,848
    Boral, Ltd........................................  42,438  205,571
    Bradken, Ltd......................................   7,516    6,471
    Brambles, Ltd.....................................  60,912  483,175
#   Breville Group, Ltd...............................   3,217   16,046
    Brickworks, Ltd...................................   2,934   31,923
#   Cabcharge Australia, Ltd..........................   4,103    9,996
    Caltex Australia, Ltd.............................   4,823  121,497
#   Cardno, Ltd.......................................   7,791   16,294
#   carsales.com, Ltd.................................   7,769   61,498
#   Cash Converters International, Ltd................  25,015   12,799
    Cedar Woods Properties, Ltd.......................   2,172    8,359
    CIMIC Group, Ltd..................................   1,983   34,402
    Coca-Cola Amatil, Ltd.............................  21,413  144,962
    Cochlear, Ltd.....................................   2,129  141,880
    Commonwealth Bank of Australia....................  15,462  987,315
    Computershare, Ltd................................  13,373  120,627

                                     1127

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
AUSTRALIA -- (Continued)
    Crown Resorts, Ltd................................  5,061 $ 50,314
    CSL, Ltd..........................................  6,894  498,037
    CSR, Ltd.......................................... 19,181   52,341
    Decmil Group, Ltd................................. 10,092    7,985
    Domino's Pizza Enterprises, Ltd...................  2,386   70,371
    Downer EDI, Ltd................................... 16,058   53,286
*   Drillsearch Energy, Ltd........................... 23,451   15,125
    DUET Group........................................ 76,563  123,023
    DuluxGroup, Ltd................................... 21,206   94,088
    Echo Entertainment Group, Ltd..................... 28,783  105,386
*   Emeco Holdings, Ltd............................... 18,108    1,073
*   Energy Resources of Australia, Ltd................  5,657    1,571
#   Equity Trustees, Ltd..............................    700   11,961
    Evolution Mining, Ltd............................. 21,711   15,800
    Fairfax Media, Ltd................................ 78,167   48,466
#   Flight Centre Travel Group, Ltd...................  2,265   58,837
#   Fortescue Metals Group, Ltd....................... 39,631   53,555
#   G8 Education, Ltd................................. 10,497   26,033
#   GrainCorp, Ltd. Class A...........................  4,641   30,223
    GUD Holdings, Ltd.................................  8,605   58,755
#   GWA Group, Ltd....................................  7,916   14,023
    Hansen Technologies, Ltd..........................  3,445    7,383
    Harvey Norman Holdings, Ltd....................... 14,320   46,578
    Hills, Ltd........................................  5,399    2,091
*   Horizon Oil, Ltd.................................. 50,760    3,401
#   iiNET, Ltd........................................  7,010   48,108
    Iluka Resources, Ltd.............................. 10,569   60,666
*   Imdex, Ltd........................................ 11,826    2,117
    IMF Bentham, Ltd..................................  7,011    8,962
    Incitec Pivot, Ltd................................ 88,098  232,765
#   Independence Group NL............................. 16,382   45,085
*   Infigen Energy.................................... 28,218    5,558
    Infomedia, Ltd.................................... 21,693   16,645
    Insurance Australia Group, Ltd.................... 46,930  201,597
    InvoCare, Ltd.....................................  3,621   35,715
    IOOF Holdings, Ltd................................  1,869   12,594
    IRESS, Ltd........................................  2,807   21,298
    James Hardie Industries P.L.C..................... 18,052  249,656
#   JB Hi-Fi, Ltd.....................................  2,539   35,777
    Lend Lease Group.................................. 15,753  178,945
    M2 Group, Ltd.....................................  4,609   37,115
*   Macmahon Holdings, Ltd............................ 77,872    4,589
    Macquarie Atlas Roads Group....................... 15,803   39,432
    Macquarie Group, Ltd.............................. 11,122  665,700
    Magellan Financial Group, Ltd.....................  3,755   50,753
*   Mayne Pharma Group, Ltd........................... 46,053   39,313
    McMillan Shakespeare, Ltd.........................  2,558   26,600
    McPherson's, Ltd..................................  5,484    2,241
*   Medibank Pvt, Ltd................................. 49,613   75,696
#   Metcash, Ltd...................................... 40,087   33,591
#   Mineral Resources, Ltd............................  7,657   30,271
#   Monadelphous Group, Ltd...........................  2,454   15,288
    Mount Gibson Iron, Ltd............................ 33,294    4,624

                                     1128

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
AUSTRALIA -- (Continued)
#   Myer Holdings, Ltd................................ 19,907 $   18,256
    National Australia Bank, Ltd...................... 51,140  1,297,879
#   Navitas, Ltd......................................  9,213     27,742
    New Hope Corp., Ltd...............................  4,695      6,556
*   Newcrest Mining, Ltd.............................. 15,510    128,294
    NIB Holdings, Ltd................................. 20,748     53,899
    Northern Star Resources, Ltd...................... 23,514     35,448
#   NRW Holdings, Ltd.................................  1,833        248
    Nufarm, Ltd....................................... 10,498     59,125
    Oil Search, Ltd................................... 27,673    150,548
#   Orica, Ltd........................................ 10,007    140,167
    Origin Energy, Ltd................................ 35,518    293,897
    Orora, Ltd........................................ 17,823     30,321
    OZ Minerals, Ltd..................................  8,864     23,987
#   OzForex Group, Ltd................................ 11,900     19,472
#*  Pacific Brands, Ltd............................... 11,725      3,588
#*  Paladin Energy, Ltd............................... 41,883      6,252
    Panoramic Resources, Ltd..........................  2,242        673
    Peet, Ltd.........................................  8,746      7,055
    Perpetual, Ltd....................................  1,371     44,806
#*  Perseus Mining, Ltd............................... 15,258      3,478
    Platinum Asset Management, Ltd.................... 10,020     55,394
    Premier Investments, Ltd..........................  5,059     49,251
    Primary Health Care, Ltd.......................... 16,607     55,759
    Prime Media Group, Ltd............................    500        237
    Programmed Maintenance Services, Ltd..............  4,628      8,052
*   Qantas Airways, Ltd............................... 56,847    155,340
    QBE Insurance Group, Ltd..........................  9,534    101,414
*   Ramelius Resources, Ltd........................... 11,028        919
    Ramsay Health Care, Ltd...........................  1,882     91,798
    RCR Tomlinson, Ltd................................  8,195     11,086
#   REA Group, Ltd....................................  2,140     67,642
    Recall Holdings, Ltd..............................  3,241     16,995
*   Regis Resources, Ltd..............................  6,914      6,539
*   Resolute Mining, Ltd.............................. 19,030      3,319
    Retail Food Group, Ltd............................  6,440     25,075
    Rio Tinto, Ltd....................................  6,061    232,846
    SAI Global, Ltd...................................  7,061     23,123
    Sandfire Resources NL.............................  6,712     29,423
    Santos, Ltd....................................... 36,676    197,744
*   Saracen Mineral Holdings, Ltd..................... 69,740     19,515
    Seek, Ltd.........................................  3,431     37,682
*   Senex Energy, Ltd................................. 26,881      4,598
#   Seven Group Holdings, Ltd.........................  2,254      9,106
    Seven West Media, Ltd............................. 60,956     40,239
    Sigma Pharmaceuticals, Ltd........................ 20,948     13,291
*   Silex Systems, Ltd................................  1,748        568
*   Silver Lake Resources, Ltd........................  2,487        244
#   Sims Metal Management, Ltd........................ 12,157     83,644
    Sims Metal Management, Ltd. Sponsored ADR.........    819      5,643
    Slater & Gordon, Ltd.............................. 11,800     29,409
#   SMS Management & Technology, Ltd..................  9,090     23,706
    Sonic Healthcare, Ltd.............................  2,473     37,313

                                     1129

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
AUSTRALIA -- (Continued)
*   South32, Ltd......................................  29,083 $    37,946
*   South32, Ltd. ADR.................................   5,856      37,303
    Southern Cross Media Group, Ltd...................  17,971      12,658
    Spark Infrastructure Group........................  50,829      71,778
*   St Barbara, Ltd...................................  15,052       5,549
    Steadfast Group, Ltd..............................  22,309      26,524
    STW Communications Group, Ltd.....................  25,450      14,036
    Suncorp Group, Ltd................................  23,105     240,521
*   Sundance Energy Australia, Ltd....................  25,130       9,164
#   Super Retail Group, Ltd...........................   3,025      20,359
    Sydney Airport....................................  19,553      80,064
    Tabcorp Holdings, Ltd.............................  21,919      77,445
    Tassal Group, Ltd.................................   9,649      26,505
    Tatts Group, Ltd..................................  52,580     152,699
    Technology One, Ltd...............................  10,734      31,237
    Telstra Corp., Ltd................................ 100,067     473,826
#*  Ten Network Holdings, Ltd.........................  46,073       7,044
#   TFS Corp., Ltd....................................   2,886       3,094
*   Tiger Resources, Ltd..............................  28,928       1,564
    Tox Free Solutions, Ltd...........................   9,194      19,452
    TPG Telecom, Ltd..................................  17,780     123,510
*   Transfield Services, Ltd..........................  16,298      15,327
    Transpacific Industries Group, Ltd................  22,650      11,716
    Transurban Group..................................  35,036     255,006
    Treasury Wine Estates, Ltd........................  32,715     137,471
#   UGL, Ltd..........................................   3,425       4,958
    UXC, Ltd..........................................  25,057      16,728
#   Village Roadshow, Ltd.............................   3,334      15,626
*   Virgin Australia Holdings, Ltd. (B43DQC7).........  53,802      17,304
    Vocus Communications, Ltd.........................   4,839      21,781
    Wesfarmers, Ltd...................................  20,316     628,813
    Western Areas, Ltd................................  11,117      25,085
    Westpac Banking Corp..............................   7,766     197,460
    Westpac Banking Corp. Sponsored ADR...............  13,060     332,899
#*  Whitehaven Coal, Ltd..............................   5,539       4,836
    Woodside Petroleum, Ltd...........................  31,011     806,336
    Woolworths, Ltd...................................  32,428     676,536
    WorleyParsons, Ltd................................   4,344      29,136
                                                               -----------
TOTAL AUSTRALIA.......................................          19,701,368
                                                               -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG............................      20       1,734
    Andritz AG........................................   4,378     244,176
    Atrium European Real Estate, Ltd..................      80         372
    Austria Technologie & Systemtechnik AG............     919      15,574
#   BUWOG AG..........................................     916      18,467
    CA Immobilien Anlagen AG..........................     143       2,572
#*  Conwert Immobilien Invest SE......................   2,303      27,961
    DO & CO AG........................................     185      19,311
*   Erste Group Bank AG...............................   4,040     121,567
    EVN AG............................................   1,917      21,622
    Flughafen Wien AG.................................      12       1,036
*   IMMOFINANZ AG.....................................  11,977      29,417

                                     1130

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
AUSTRIA -- (Continued)
    Lenzing AG........................................    689 $   50,217
    Mayr Melnhof Karton AG............................    425     49,199
    Oesterreichische Post AG..........................  1,586     70,856
    OMV AG............................................ 11,289    300,009
    Palfinger AG......................................    699     21,483
*   Raiffeisen Bank International AG..................    322      4,719
    Rosenbauer International AG.......................    124     10,751
    S IMMO AG.........................................  1,401     12,481
    Schoeller-Bleckmann Oilfield Equipment AG.........    340     19,230
    Semperit AG Holding...............................    381     15,820
    Strabag SE........................................    447     10,836
    UNIQA Insurance Group AG..........................  6,308     59,609
    Verbund AG........................................  5,476     84,805
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................  1,109     38,249
    Voestalpine AG....................................  8,073    346,143
    Zumtobel Group AG.................................  1,484     46,240
                                                              ----------
TOTAL AUSTRIA.........................................         1,644,456
                                                              ----------
BELGIUM -- (1.4%)
#*  Ablynx NV.........................................  1,745     25,537
    Ackermans & van Haaren NV.........................  1,249    190,993
    Ageas.............................................  8,465    348,529
*   AGFA-Gevaert NV...................................  7,268     21,896
    Anheuser-Busch InBev NV...........................  9,765  1,166,738
    Anheuser-Busch InBev NV Sponsored ADR.............  4,320    516,456
    Banque Nationale de Belgique......................      8     27,323
    Barco NV..........................................    191     12,639
    Bekaert SA........................................  2,518     73,618
    bpost SA..........................................  1,065     30,139
    Cie d'Entreprises CFE.............................    624     83,267
    Cie Immobiliere de Belgique SA....................     49      2,628
    Colruyt SA........................................  4,508    218,862
    D'ieteren SA......................................    646     23,633
    Deceuninck NV.....................................  4,912     12,814
    Delhaize Group....................................  4,921    445,547
    Delhaize Group Sponsored ADR......................  8,036    181,292
    Econocom Group SA.................................  2,683     24,807
    Elia System Operator SA...........................  1,281     53,717
    EVS Broadcast Equipment SA........................    396     11,174
#   Exmar NV..........................................  1,452     17,411
#   Fagron............................................  1,195     56,126
*   Galapagos NV......................................  2,035    121,984
    KBC Groep NV......................................  6,181    431,003
    Kinepolis Group NV................................  1,425     57,547
    Lotus Bakeries....................................     11     16,306
    Melexis NV........................................    824     44,084
*   Mobistar SA.......................................  1,717     37,216
*   Nyrstar NV........................................ 14,290     42,010
    Proximus.......................................... 11,487    433,017
    Recticel SA.......................................  2,769     16,456
    Resilux...........................................    110     20,248
    Sioen Industries NV...............................    344      6,284
    Sipef SA..........................................    152      7,844

                                     1131

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
BELGIUM -- (Continued)
    Solvay SA.........................................  2,604 $  348,369
*   Telenet Group Holding NV..........................  2,890    163,115
*   Tessenderlo Chemie NV.............................  1,902     74,564
#*  ThromboGenics NV..................................  1,084      5,995
    UCB SA............................................  1,537    118,928
    Umicore SA........................................  7,209    315,813
    Van de Velde NV...................................    285     17,776
                                                              ----------
TOTAL BELGIUM.........................................         5,823,705
                                                              ----------
CANADA -- (7.0%)
*   5N Plus, Inc......................................  1,597      1,172
    Absolute Software Corp............................  3,100     18,085
*   Advantage Oil & Gas, Ltd.......................... 10,330     56,395
    Aecon Group, Inc..................................  3,664     30,761
#   Ag Growth International, Inc......................    500     17,296
#   AGF Management, Ltd. Class B......................  4,402     20,094
    Agnico Eagle Mines, Ltd.(008474108)...............  1,200     26,556
    Agnico Eagle Mines, Ltd.(2009823).................  3,798     84,042
    Agrium, Inc.(008916108)...........................  3,206    327,846
    Agrium, Inc.(2213538).............................    700     71,614
    AGT Food & Ingredients, Inc.......................  1,700     39,710
    Aimia, Inc........................................  4,823     52,145
*   Air Canada........................................  4,300     38,698
    AirBoss of America Corp...........................    900     16,598
*   Alacer Gold Corp.................................. 18,102     37,094
*   Alamos Gold, Inc. Class A(011532108)..............  3,503     11,383
*   Alamos Gold, Inc. Class A(BZ3DNP6)................ 10,028     32,588
    Algonquin Power & Utilities Corp..................  9,700     71,053
    Alimentation Couche Tard, Inc. Class B............  7,070    315,538
    AltaGas, Ltd......................................  5,800    158,764
#   Altus Group, Ltd..................................  1,300     16,520
*   Amaya, Inc........................................  1,783     43,708
#   ARC Resources, Ltd................................ 20,860    312,138
*   Argonaut Gold, Inc................................  4,400      4,374
    Atco, Ltd. Class I................................  2,000     60,022
#*  Athabasca Oil Corp................................ 10,900     12,585
*   ATS Automation Tooling Systems, Inc...............  3,050     37,663
*   AuRico Metals, Inc.(05157J108)....................  1,541        644
*   AuRico Metals, Inc.(BYR52G5)......................  4,409      1,753
    AutoCanada, Inc...................................    600     15,401
#*  Avigilon Corp.....................................  1,000     12,180
*   B2Gold Corp....................................... 45,543     49,448
#   Badger Daylighting, Ltd...........................  1,600     29,814
#*  Ballard Power Systems, Inc........................ 10,800     14,534
    Bank of Montreal(063671101).......................  1,698     94,867
#   Bank of Montreal(2076009).........................  9,363    522,470
    Bank of Nova Scotia (The)(064149107)..............  4,195    206,016
    Bank of Nova Scotia (The)(2076281)................ 10,879    533,947
*   Bankers Petroleum, Ltd............................ 11,300     22,032
    Barrick Gold Corp.(067901108)..................... 15,492    109,374
    Barrick Gold Corp.(2024644).......................  6,138     43,412
    Baytex Energy Corp.(07317Q105)....................  1,700     14,501
#   Baytex Energy Corp.(B4VGVM3)......................    821      7,068

                                     1132

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    BCE, Inc.(05534B760)..............................  5,779 $237,748
    BCE, Inc.(B188TH2)................................  4,314  177,561
*   Bellatrix Exploration, Ltd.(078314101)............  3,101    6,047
#*  Bellatrix Exploration, Ltd.(B580BW5)..............  6,232   12,199
*   Birchcliff Energy, Ltd............................  4,500   20,369
#   Bird Construction, Inc............................  1,100    9,218
    Black Diamond Group, Ltd..........................  1,100   11,649
*   BlackBerry, Ltd.(09228F103).......................  9,987   77,249
#*  BlackBerry, Ltd.(BCBHZ31).........................  3,974   30,811
*   BlackPearl Resources, Inc......................... 23,979   17,418
#*  BNK Petroleum, Inc................................ 16,600    6,346
    Bombardier, Inc. Class B.......................... 43,005   53,598
#   Bonavista Energy Corp............................. 11,800   44,210
    Bonterra Energy Corp..............................  1,943   35,804
*   Boulder Energy, Ltd...............................  1,950    8,051
    Brookfield Asset Management, Inc. Class A......... 18,314  639,366
*   BRP, Inc..........................................  1,887   40,616
    CAE, Inc.(124765108)..............................  4,141   47,083
    CAE, Inc.(2162760)................................  3,208   36,352
#   Calfrac Well Services, Ltd........................  3,616   16,478
    Cameco Corp.......................................  7,403  101,643
    Canaccord Genuity Group, Inc......................  6,570   35,466
*   Canacol Energy, Ltd...............................  6,259   11,964
#   Canadian Energy Services & Technology Corp........  6,781   33,442
    Canadian Imperial Bank of Commerce(2170525).......  4,415  315,499
    Canadian Imperial Bank of Commerce(136069101).....  4,303  307,363
    Canadian National Railway Co......................  1,992  124,361
    Canadian Natural Resources, Ltd................... 14,117  344,172
    Canadian Pacific Railway, Ltd.....................  2,197  353,387
    Canadian Tire Corp., Ltd. Class A.................  4,199  418,632
    Canadian Utilities, Ltd. Class A..................  1,100   30,901
#   Canadian Western Bank.............................  3,600   67,714
    Canam Group, Inc. Class A.........................  3,700   40,258
    CanElson Drilling, Inc............................  3,300    9,033
#   Canexus Corp......................................  3,600    3,193
*   Canfor Corp.......................................  5,114   93,025
#   Canfor Pulp Products, Inc.........................    779    7,457
    Canyon Services Group, Inc........................  2,800   11,818
    Capital Power Corp................................  5,487   91,838
    Capstone Infrastructure Corp......................  9,519   22,417
*   Capstone Mining Corp.............................. 19,300   13,576
    Cascades, Inc.....................................  2,800   16,335
    CCL Industries, Inc. Class B......................  1,615  225,941
*   Celestica, Inc.(15101Q108)........................    140    1,873
*   Celestica, Inc.(2263362)..........................    257    3,443
    Cenovus Energy, Inc.(B57FG04).....................  4,841   70,551
    Cenovus Energy, Inc.(15135U109)................... 17,263  251,695
    Centerra Gold, Inc................................  6,178   30,894
*   Cequence Energy, Ltd..............................  4,200    2,055
*   CGI Group, Inc. Class A...........................  7,506  280,274
#*  China Gold International Resources Corp., Ltd.....  1,985    2,717
    CI Financial Corp.................................  4,200  106,136
#   Cineplex, Inc.....................................  1,935   70,485

                                     1133

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Clearwater Seafoods, Inc..........................  1,100 $  9,622
    Cogeco Cable, Inc.................................  1,000   55,962
    Cogeco, Inc.......................................    529   23,634
*   Colliers International Group, Inc.(194693107).....    816   33,905
    Colliers International Group, Inc.(BYL7SB4).......    900   37,497
    COM DEV International, Ltd........................  7,300   28,969
    Computer Modelling Group, Ltd.....................  3,876   38,794
    Constellation Software, Inc.......................    535  237,881
#*  Copper Mountain Mining Corp....................... 14,100    8,517
#   Corus Entertainment, Inc. Class B.................  5,023   53,961
    Cott Corp.........................................  1,772   19,958
    Crescent Point Energy Corp.(22576C101)............ 11,359  172,429
#   Crescent Point Energy Corp.(B67C8W8)..............  2,186   33,116
*   Crew Energy, Inc..................................  7,003   25,702
*   Delphi Energy Corp................................  4,200    3,244
#*  Denison Mines Corp................................  9,271    4,820
*   Descartes Systems Group, Inc. (The)...............  2,800   47,229
    DH Corp...........................................  3,000   98,865
    Dollarama, Inc....................................  2,800  166,671
*   Dominion Diamond Corp.(257287102).................  2,500   31,125
    Dominion Diamond Corp.(B95LX89)...................  1,359   16,917
    Dorel Industries, Inc. Class B....................  1,700   43,350
#*  Dundee Precious Metals, Inc.......................  3,100    4,835
    Eldorado Gold Corp................................ 35,599  122,488
    Emera, Inc........................................  1,500   50,029
    Empire Co., Ltd...................................  1,200   81,110
    Enbridge Income Fund Holdings, Inc................  2,500   65,910
    Enbridge, Inc.(29250N105).........................  6,030  262,667
    Enbridge, Inc.(2466149)...........................  7,370  321,263
    Encana Corp.(292505104)........................... 40,982  311,053
    Encana Corp.(2793193).............................  7,156   54,387
*   Endeavour Mining Corp............................. 27,284   10,639
#*  Endeavour Silver Corp.............................  3,000    4,152
#   EnerCare, Inc.....................................  2,749   28,166
    Enerflex, Ltd.....................................  4,265   39,753
#*  Energy Fuels, Inc.................................    205      789
    Enerplus Corp.(292766102).........................  7,797   48,575
#   Enerplus Corp.(B584T89)...........................  3,304   20,993
    Enghouse Systems, Ltd.............................    800   32,328
    Ensign Energy Services, Inc.......................  6,044   46,814
    Equitable Group, Inc..............................  1,300   53,437
*   Essential Energy Services Trust................... 12,100    8,974
#   Evertz Technologies, Ltd..........................    300    3,592
#   Exchange Income Corp..............................    500    8,564
    Exco Technologies, Ltd............................  2,224   29,589
#   Extendicare, Inc..................................  4,400   29,034
    Fairfax Financial Holdings, Ltd...................    900  434,045
    Fiera Capital Corp................................  1,000    9,611
    Finning International, Inc........................ 10,396  180,759
    First Capital Realty, Inc.........................  4,886   69,152
#*  First Majestic Silver Corp.(32076V103)............  1,500    4,605
#*  First Majestic Silver Corp.(2833583)..............  2,300    7,052
    First Quantum Minerals, Ltd....................... 16,539  132,149

                                     1134

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    FirstService Corp.(BYL7ZF7).......................    900 $ 26,907
*   FirstService Corp.(33767E103).....................    816   24,268
#   Fortis, Inc.......................................  3,500  100,222
*   Fortuna Silver Mines, Inc.........................  6,100   16,977
#   Gamehost, Inc.....................................    900    7,728
#   Genworth MI Canada, Inc...........................  2,636   62,380
    George Weston, Ltd................................  2,100  176,369
    Gibson Energy, Inc................................  6,045   89,114
    Gildan Activewear, Inc.(375916103)................  2,396   77,343
    Gildan Activewear, Inc.(2254645)..................  1,350   43,539
    Gluskin Sheff + Associates, Inc...................  1,900   34,823
    GMP Capital, Inc..................................  1,837    7,220
    Goldcorp, Inc.(380956409).........................  5,976   79,361
    Goldcorp, Inc.(2676302)...........................  4,500   60,041
#*  Golden Star Resources, Ltd........................  2,800      642
*   Gran Tierra Energy, Inc........................... 12,376   27,348
    Granite Oil Corp..................................  1,300    4,373
*   Great Canadian Gaming Corp........................  4,400   74,385
    Great-West Lifeco, Inc............................  4,500  127,446
*   Heroux-Devtek, Inc................................  2,177   18,976
    High Liner Foods, Inc.............................  1,530   27,901
#   Home Capital Group, Inc...........................  1,800   43,808
#   Horizon North Logistics, Inc......................  2,100    4,817
    HudBay Minerals, Inc.(B05BQ98)....................  5,109   32,902
    HudBay Minerals, Inc.(B05BDX1)....................  6,400   41,252
#   Hudson's Bay Co...................................  2,700   54,708
#   Husky Energy, Inc.................................  7,910  144,429
*   IAMGOLD Corp.(450913108)..........................  6,499    9,878
*   IAMGOLD Corp.(2446646)............................ 19,800   30,127
    IGM Financial, Inc................................  2,900   85,635
*   IMAX Corp.........................................  2,605   97,453
    Imperial Oil, Ltd.(2454241).......................  1,900   70,299
    Imperial Oil, Ltd.(453038408).....................  4,501  166,627
*   Indigo Books & Music, Inc.........................  1,191   10,245
#   Industrial Alliance Insurance & Financial
      Services, Inc...................................  3,142  105,826
#   Innergex Renewable Energy, Inc....................  4,300   35,279
    Intact Financial Corp.............................  2,000  137,936
    Inter Pipeline, Ltd...............................  5,363  112,193
*   Interfor Corp.....................................  3,400   42,011
    Intertape Polymer Group, Inc......................  3,000   44,271
#*  Ithaca Energy, Inc................................ 10,634    6,098
    Jean Coutu Group PJC, Inc. (The) Class A..........  3,100   48,852
    Just Energy Group, Inc.(B693818)..................  3,797   20,390
#   Just Energy Group, Inc.(B63MCN1)..................  2,638   14,200
    K-Bro Linen, Inc..................................    600   22,984
*   Katanga Mining, Ltd............................... 20,369    3,504
*   Kelt Exploration, Ltd.............................    600    3,308
#   Keyera Corp.......................................  6,600  216,896
#   Killam Properties, Inc............................  2,800   21,409
*   Kinross Gold Corp.(496902404)..................... 13,576   24,708
*   Kinross Gold Corp.(B03Z841)....................... 13,785   25,297
*   Kirkland Lake Gold, Inc...........................  1,200    4,386
*   Knight Therapeutics, Inc..........................    200    1,139

                                     1135

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
*   Lake Shore Gold Corp..............................  9,481 $  7,974
    Laurentian Bank of Canada.........................  1,244   47,064
    Leon's Furniture, Ltd.............................    536    6,025
#   Lightstream Resources, Ltd........................  8,461    4,399
    Linamar Corp......................................  3,357  204,857
    Liquor Stores N.A., Ltd...........................  2,065   20,794
    Loblaw Cos., Ltd..................................  4,061  221,447
#   Long Run Exploration, Ltd......................... 10,201    4,446
    Lucara Diamond Corp............................... 11,400   17,433
*   Lundin Mining Corp................................ 29,100  105,021
    MacDonald Dettwiler & Associates, Ltd.............  1,843  109,268
    Magna International, Inc.(559222401)..............  1,596   86,759
    Magna International, Inc.(2554475)................  6,600  358,601
#*  Mainstreet Equity Corp............................    540   14,203
    Major Drilling Group International, Inc...........  6,000   21,012
    Manitoba Telecom Services, Inc....................  1,300   28,836
    Manulife Financial Corp.(56501R106)............... 12,466  221,022
    Manulife Financial Corp.(2492519)................. 19,166  339,547
    Maple Leaf Foods, Inc.............................  4,392   76,197
    Martinrea International, Inc......................  4,814   49,692
    Medical Facilities Corp...........................  1,300   14,145
*   MEG Energy Corp...................................  7,257   77,794
    Methanex Corp.(59151K108).........................  3,711  167,329
    Methanex Corp.(2654416)...........................  2,100   94,639
#   Metro, Inc........................................  8,673  236,015
*   Migao Corp........................................  3,700    2,037
*   Mitel Networks Corp...............................  3,400   32,158
    Morneau Shepell, Inc..............................  2,791   35,212
    MTY Food Group, Inc...............................    300    8,517
#   Mullen Group, Ltd.................................  4,289   62,604
    National Bank of Canada........................... 10,021  350,469
    Nevsun Resources, Ltd.(64156L101).................  7,157   22,902
    Nevsun Resources, Ltd.(2631486)...................      8       26
#   New Flyer Industries, Inc.........................  2,978   37,115
*   New Gold, Inc.....................................  7,300   16,131
    Newalta Corp......................................  2,780   27,442
    Norbord, Inc......................................    900   17,458
    North American Energy Partners, Inc...............  1,900    3,591
    North West Co., Inc. (The)........................  2,105   44,278
#   Northland Power, Inc..............................  5,800   70,912
*   NuVista Energy, Ltd...............................  5,700   22,968
    OceanaGold Corp................................... 18,953   32,751
    Onex Corp.........................................  2,100  120,491
    Open Text Corp....................................  2,501  113,821
#   Pacific Rubiales Energy Corp...................... 13,229   36,920
*   Painted Pony Petroleum, Ltd.......................  4,040   21,747
    Pan American Silver Corp..........................  8,111   50,613
*   Paramount Resources, Ltd. Class A.................  1,800   27,113
*   Parex Resources, Inc..............................  6,121   40,484
#   Parkland Fuel Corp................................  4,800   87,423
    Pason Systems, Inc................................  3,901   59,088
    Pembina Pipeline Corp.(B4PPQG5)...................  4,513  131,283
    Pembina Pipeline Corp.(B4PT2P8)...................  2,820   82,087

                                     1136

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
#   Pengrowth Energy Corp............................. 18,588 $ 29,704
    Penn West Petroleum, Ltd.(707887105).............. 14,206   19,178
#   Penn West Petroleum, Ltd.(B63FY34)................ 12,096   16,555
*   Performance Sports Group, Ltd.....................    925   15,199
    Peyto Exploration & Development Corp..............  2,442   52,847
    PHX Energy Services Corp..........................  2,100    7,322
*   Pilot Gold, Inc...................................    325       94
#   Pizza Pizza Royalty Corp..........................    856    9,072
    Potash Corp. of Saskatchewan, Inc.(73755L107).....  9,259  251,660
    Potash Corp. of Saskatchewan, Inc.(2696980).......  5,737  156,075
    Precision Drilling Corp.(74022D308)............... 12,221   62,205
    Precision Drilling Corp.(B5YPLH9).................  4,434   22,546
#   Premium Brands Holdings Corp......................  1,600   41,240
#*  Primero Mining Corp...............................  7,744   20,073
    Progressive Waste Solutions, Ltd.(74339G101)......  4,000  108,840
    Progressive Waste Solutions, Ltd.(B3DJGB7)........  3,633   98,891
    Quebecor, Inc. Class B............................  2,400   56,759
*   Questerre Energy Corp. Class A....................  7,500    1,376
    Reitmans Canada, Ltd. Class A.....................    700    3,153
    Richelieu Hardware, Ltd...........................  1,151   59,845
    Ritchie Bros Auctioneers, Inc.....................  1,800   48,694
*   RMP Energy, Inc...................................  7,100    9,989
    Rogers Communications, Inc. Class B............... 12,677  444,709
#   Rogers Sugar, Inc.................................  5,600   19,482
    RONA, Inc.........................................  5,459   63,988
    Royal Bank of Canada(780087102)................... 15,119  882,194
#   Royal Bank of Canada(2754383)..................... 12,404  723,270
#   Russel Metals, Inc................................  2,600   38,567
#*  Sandstorm Gold, Ltd...............................  3,900    9,930
*   Sandvine Corp.....................................  9,200   24,691
    Saputo, Inc.......................................  5,425  124,316
#   Savanna Energy Services Corp......................  4,268    3,524
*   Sears Canada, Inc.................................    100      573
    Secure Energy Services, Inc.......................  4,900   40,576
*   SEMAFO, Inc.......................................  8,000   17,433
    Shaw Communications, Inc. Class B(82028K200)......  7,734  163,961
#   Shaw Communications, Inc. Class B(2801836)........  1,951   41,396
    ShawCor, Ltd......................................  3,200   75,214
    Sherritt International Corp....................... 10,000   10,246
#   Sienna Senior Living, Inc.........................  1,738   20,585
*   Sierra Wireless, Inc..............................    995   24,467
*   Silver Standard Resources, Inc.(82823L106)........  2,600   14,950
*   Silver Standard Resources, Inc.(2218458)..........  3,100   17,825
    Silver Wheaton Corp...............................  4,799   62,771
    SNC-Lavalin Group, Inc............................  7,749  253,767
#   Sprott, Inc.......................................  9,600   15,415
#   Spyglass Resources Corp...........................  8,600    1,085
    Stantec, Inc.(85472N109)..........................  2,009   55,991
    Stantec, Inc.(2854238)............................  1,758   48,888
    Stella-Jones, Inc.................................  1,100   37,335
    Stuart Olson, Inc.................................  1,000    4,511
#   Student Transportation, Inc.......................  2,312   10,536
    Sun Life Financial, Inc.(866796105)...............  4,997  163,002

                                     1137

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
#   Sun Life Financial, Inc.(2566124).................  3,599 $117,476
    Suncor Energy, Inc.(867224107).................... 12,373  348,424
    Suncor Energy, Inc.(B3NB1P2)...................... 18,330  516,326
*   SunOpta, Inc......................................  3,100   33,184
#   Superior Plus Corp................................  7,300   63,017
#   Surge Energy, Inc................................. 10,200   18,484
*   Taseko Mines, Ltd.................................  5,100    2,496
    Teck Resources, Ltd. Class B(878742204)........... 14,231  104,456
    Teck Resources, Ltd. Class B(2879327).............  1,399   10,301
    TELUS Corp........................................  4,708  160,731
*   Tembec, Inc.......................................    500      696
*   Teranga Gold Corp................................. 21,700   10,121
*   Thompson Creek Metals Co., Inc....................  7,800    4,652
    Thomson Reuters Corp.(2126067)....................  2,793  112,977
    Thomson Reuters Corp.(2889371)....................  3,376  136,682
    TMX Group, Ltd....................................    800   30,107
    TORC Oil & Gas, Ltd...............................  6,683   36,076
    Toromont Industries, Ltd..........................  2,500   69,905
#   Toronto-Dominion Bank (The)(2897222).............. 18,040  727,890
    Toronto-Dominion Bank (The)(891160509)............  9,811  396,463
    Torstar Corp. Class B.............................  1,400    4,678
    Total Energy Services, Inc........................  1,800   20,356
*   Tourmaline Oil Corp...............................  7,475  184,842
    TransAlta Corp.(89346D107)........................ 15,646   99,039
#   TransAlta Corp.(2901628)..........................  4,800   30,426
    TransCanada Corp.(89353D107)......................    599   23,307
    TransCanada Corp.(2665184)........................  7,800  303,149
    Transcontinental, Inc. Class A....................  5,200   58,487
    TransForce, Inc...................................  4,257   81,341
    TransGlobe Energy Corp............................  3,755   11,111
#   Trilogy Energy Corp...............................  2,561    9,008
    Trinidad Drilling, Ltd............................  6,900   17,146
    Twin Butte Energy, Ltd............................ 13,123    4,465
    Uni-Select, Inc...................................  1,300   58,457
*   Valeant Pharmaceuticals International,
      Inc.(91911K102).................................    899  231,519
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)...................................  1,798  460,990
    Valener, Inc......................................  1,900   24,639
    Veresen, Inc......................................  6,700   75,819
    Vermilion Energy, Inc.(923725105).................  2,400   80,856
#   Vermilion Energy, Inc.(B607XS1)...................    767   25,804
#   Wajax Corp........................................    900   13,921
    West Fraser Timber Co., Ltd.......................  3,500  154,012
    Western Energy Services Corp......................  3,100   12,420
    Western Forest Products, Inc...................... 13,082   19,205
    Westjet Airlines, Ltd.............................  1,100   19,404
    Westshore Terminals Investment Corp...............  2,900   64,060
    Whistler Blackcomb Holdings, Inc..................    791   12,532
#   Whitecap Resources, Inc........................... 12,186  106,220
    Wi-LAN, Inc.......................................  9,000   18,855
    Winpak, Ltd.......................................    911   30,934
#   WSP Global, Inc...................................  2,100   70,361
*   Xtreme Drilling & Coil Services Corp..............    500      990
    Yamana Gold, Inc.(98462Y100)...................... 10,704   20,980

                                     1138

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES.   VALUE++
                                                       ------- -----------
CANADA -- (Continued)
Yamana Gold, Inc.(2219279)............................  11,168 $    22,117
*   Yellow Pages, Ltd.................................   1,347      18,704
#   Zargon Oil & Gas, Ltd.............................   1,700       2,704
                                                               -----------
TOTAL CANADA..........................................          28,950,543
                                                               -----------
CHINA -- (0.0%)
*   Fullshare Holdings, Ltd........................... 117,500      19,683
*   Hanfeng Evergreen, Inc............................   2,300         228
#   Xinyi Solar Holdings, Ltd.........................  34,000      14,644
                                                               -----------
TOTAL CHINA...........................................              34,555
                                                               -----------
DENMARK -- (1.9%)
    ALK-Abello A.S....................................      90      10,991
    Alm Brand A.S.....................................   7,943      51,125
    Ambu A.S. Class B.................................   1,528      41,755
    AP Moeller--Maersk A.S. Class A...................      74     122,310
    AP Moeller--Maersk A.S. Class B...................     144     245,317
*   Bang & Olufsen A.S................................   1,307      12,155
    Carlsberg A.S. Class B............................   4,416     384,746
#   Chr Hansen Holding A.S............................   4,228     233,632
    Coloplast A.S. Class B............................   2,099     151,457
#*  D/S Norden A.S....................................     884      23,153
    Danske Bank A.S...................................  13,524     422,821
    Dfds A.S..........................................     369      50,692
    DSV A.S...........................................   4,940     169,093
#   FLSmidth & Co. A.S................................   1,482      66,448
*   Genmab A.S........................................   1,512     142,468
    GN Store Nord A.S.................................   4,707      95,743
*   H Lundbeck A.S....................................   2,698      63,815
    IC Group A.S......................................     435      11,904
*   Jeudan A.S........................................     126      14,223
    NKT Holding A.S...................................   1,148      64,371
    Novo Nordisk A.S. Class B.........................  35,884   2,117,746
    Novo Nordisk A.S. Sponsored ADR...................  14,665     864,648
    Novozymes A.S. Class B............................   9,111     476,246
    Pandora A.S.......................................   4,736     533,291
    PER Aarsleff A.S. Class B.........................     176      60,401
    Ringkjoebing Landbobank A.S.......................     186      40,778
    Royal Unibrew A.S.................................   2,130      69,704
    Schouw & Co.......................................   1,062      57,681
    SimCorp A.S.......................................   2,132      91,023
    Solar A.S. Class B................................     193      10,570
    Spar Nord Bank A.S................................   5,069      59,576
    Sydbank A.S.......................................   1,413      53,491
    TDC A.S...........................................  38,120     287,568
#*  TK Development A.S................................   6,708       9,005
*   Topdanmark A.S....................................   4,158     114,897
    Tryg A.S..........................................   1,965      39,550
    United International Enterprises..................      46       7,741
    Vestas Wind Systems A.S...........................   9,057     494,762
*   William Demant Holding A.S........................     640      48,802
                                                               -----------
TOTAL DENMARK.........................................           7,815,699
                                                               -----------
FINLAND -- (1.5%)
    Ahlstrom Oyj......................................     715       6,056
    Alma Media Oyj....................................   1,118       3,655

                                     1139

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
FINLAND -- (Continued)
    Amer Sports Oyj...................................  6,921 $201,865
    Atria Oyj.........................................    677    6,610
    Bittium Oyj.......................................  5,169   27,039
    Cargotec Oyj......................................  2,527   87,853
    Caverion Corp.....................................  5,205   52,891
    Citycon Oyj....................................... 13,512   35,860
    Cramo Oyj.........................................    704   14,224
    Elisa Oyj.........................................  5,566  187,394
    F-Secure Oyj......................................  5,286   16,306
*   Finnair Oyj.......................................  1,807    5,657
    Fiskars Oyj Abp...................................  2,051   43,754
    Fortum Oyj........................................ 16,959  297,778
    HKScan Oyj Class A................................  1,428    7,820
    Huhtamaki Oyj.....................................  4,832  171,482
    Kemira Oyj........................................  7,513   97,039
    Kesko Oyj Class A.................................    985   35,751
    Kesko Oyj Class B.................................  3,998  155,616
    Kone Oyj Class B.................................. 11,865  497,932
    Konecranes Oyj....................................  1,777   55,012
    Lassila & Tikanoja Oyj............................  1,329   26,008
*   Lemminkainen Oyj..................................     71      930
    Metsa Board Oyj................................... 11,357   80,915
#   Metso Oyj.........................................  6,557  180,390
    Munksjo Oyj.......................................    394    3,795
    Neste Oyj.........................................  9,264  258,106
    Nokia Oyj......................................... 79,646  563,998
    Nokia Oyj Sponsored ADR........................... 49,629  349,884
    Nokian Renkaat Oyj................................  8,363  251,326
    Olvi Oyj Class A..................................    412   11,987
*   Oriola-KD Oyj Class B.............................  4,703   22,897
    Orion Oyj Class A.................................    822   34,041
    Orion Oyj Class B.................................  5,203  217,214
#*  Outokumpu Oyj.....................................  9,606   44,496
#   Outotec Oyj.......................................  6,732   45,087
    PKC Group Oyj.....................................  1,567   34,340
*   Poyry Oyj.........................................    706    2,982
    Raisio Oyj Class V................................  7,663   34,859
    Ramirent Oyj......................................  4,086   32,200
    Sampo Oyj Class A.................................  8,221  406,781
#   Sanoma Oyj........................................  2,591    9,478
#*  Stockmann Oyj Abp.................................    889    6,530
    Stora Enso Oyj Class R............................ 38,614  363,556
    Technopolis Oyj...................................  3,759   15,435
    Tieto Oyj.........................................  1,835   46,986
    Tikkurila Oyj.....................................  1,578   30,434
    UPM-Kymmene Oyj................................... 31,627  584,206
    Uponor Oyj........................................  1,353   21,451
    Vaisala Oyj Class A...............................     69    1,818
    Valmet OYJ........................................  4,261   50,429
    Wartsila Oyj Abp..................................  9,954  457,526

                                     1140

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FINLAND -- (Continued)
    YIT Oyj...........................................  2,419 $   14,575
                                                              ----------
TOTAL FINLAND.........................................         6,212,254
                                                              ----------
FRANCE -- (8.7%)
    Accor SA..........................................  3,782    185,407
    Aeroports de Paris................................    473     56,705
#*  Air France-KLM....................................  4,416     31,591
    Air Liquide SA....................................  7,214    939,411
    Airbus Group SE................................... 20,960  1,487,855
    Albioma SA........................................  1,225     20,322
*   Alcatel-Lucent....................................  7,712     29,101
*   Alstom SA.........................................  4,455    130,840
    Alten SA..........................................  1,283     64,657
    Altran Technologies SA............................  7,167     84,624
    April SA..........................................    564      7,611
    Arkema SA.........................................  4,014    312,791
    Atos..............................................  3,603    273,779
    AXA SA............................................ 36,620    964,396
    AXA SA Sponsored ADR..............................  2,900     76,299
    Axway Software SA.................................    228      5,732
    Beneteau SA.......................................  1,571     26,698
    BioMerieux........................................    202     23,470
    BNP Paribas SA.................................... 22,841  1,485,745
    Boiron SA.........................................    269     29,781
    Bollore SA........................................ 30,947    171,415
    Bonduelle S.C.A...................................    536     15,367
    Bouygues SA.......................................  7,656    281,245
    Bureau Veritas SA................................. 11,414    266,677
    Cap Gemini SA.....................................  3,386    323,469
    Carrefour SA...................................... 22,474    771,442
    Casino Guichard Perrachon SA......................  2,821    209,359
*   Cegedim SA........................................    320     14,033
    Cegid Group SA....................................    638     27,583
#*  CGG SA Sponsored ADR..............................  5,600     27,776
    Christian Dior SE.................................  1,673    346,055
#   Cie de Saint-Gobain............................... 13,571    642,957
    Cie des Alpes.....................................    550     11,021
    Cie Generale des Etablissements Michelin.......... 10,124    991,024
    CNP Assurances....................................  3,094     52,000
    Credit Agricole SA................................ 28,007    440,679
    Danone SA......................................... 10,516    713,429
    Dassault Systemes.................................  1,728    130,305
    Dassault Systemes ADR.............................  1,000     75,300
*   Derichebourg SA...................................  4,522     16,036
    Edenred...........................................  9,866    245,911
    Eiffage SA........................................  1,060     63,751
    Electricite de France SA..........................  2,758     65,634
    Engie............................................. 37,769    724,314
    Essilor International SA..........................  7,445    953,552
*   Esso SA Francaise.................................     72      5,036
*   Etablissements Maurel et Prom.....................  4,987     31,928
    Euler Hermes Group................................    327     34,068
    Eurofins Scientific SE............................    426    139,687

                                     1141

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Eutelsat Communications SA........................  7,263 $  221,350
    Faiveley Transport SA.............................     99     10,347
    Faurecia..........................................  3,264    125,231
    Fimalac...........................................    138     12,154
*   GameLoft SE.......................................  5,109     24,162
    Gaztransport Et Technigaz SA......................    203     12,384
    GL Events.........................................    729     16,470
    Groupe Eurotunnel SE.............................. 12,681    182,186
*   Groupe Fnac.......................................    574     34,682
    Guerbet...........................................    237     15,253
    Haulotte Group SA.................................    105      1,982
    Hermes International..............................    292    113,554
    Iliad SA..........................................    517    122,777
    Imerys SA.........................................  2,399    180,742
#   Ingenico Group....................................  2,275    297,988
    Interparfums SA...................................    511     14,589
    Ipsen SA..........................................    821     52,901
    IPSOS.............................................  2,411     60,487
    Jacquet Metal Service.............................  1,384     25,817
    JCDecaux SA.......................................  1,740     66,586
    Kering............................................  2,552    491,454
    Korian SA.........................................  2,058     73,350
    L'Oreal SA........................................  5,031    940,358
    Lagardere SCA.....................................  7,852    234,826
    Lectra............................................  2,717     39,404
    Legrand SA........................................  9,815    603,790
    LISI..............................................  1,050     28,354
    LVMH Moet Hennessy Louis Vuitton SE...............  7,115  1,330,924
    Maisons France Confort SA.........................    226      9,974
    Manitou BF SA.....................................    582     11,317
    Mersen............................................    738     17,435
    Metropole Television SA...........................    533     10,785
    Montupet..........................................    381     29,409
    Natixis SA........................................ 34,914    256,242
#   Naturex...........................................    359     28,410
    Neopost SA........................................  1,054     42,339
*   Nexans SA.........................................  1,693     68,877
    Nexity SA.........................................  1,680     74,095
*   NRJ Group.........................................  2,272     21,123
    Orange SA(5176177)................................ 43,345    713,036
    Orange SA(684060106)..............................  5,900     96,701
    Orpea.............................................  1,505    113,583
    Pernod-Ricard SA..................................  2,791    333,852
*   Peugeot SA........................................ 17,489    349,845
*   Pierre & Vacances SA..............................    107      3,480
    Plastic Omnium SA.................................  2,944     82,791
    Publicis Groupe SA................................  5,829    440,832
    Rallye SA.........................................  1,419     41,725
    Renault SA........................................  8,070    742,906
    Rexel SA.......................................... 10,923    172,023
    Rubis SCA.........................................  1,479    106,303
    Safran SA.........................................  5,853    443,135
    Saft Groupe SA....................................  1,686     68,764

                                     1142

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
FRANCE -- (Continued)
    Samse SA..........................................      4 $       523
    Sanofi............................................ 12,090   1,303,195
    Sanofi ADR........................................  9,456     510,529
    Sartorius Stedim Biotech..........................    117      36,498
    Savencia SA.......................................    214      13,608
    Schneider Electric SE(B11BPS1)....................    278      19,366
    Schneider Electric SE(4834108).................... 12,998     906,717
    SCOR SE...........................................  8,577     328,675
    SEB SA............................................  1,166     117,688
#*  Sequana SA........................................    986       5,303
    SES SA............................................  8,230     254,326
    Societe BIC SA....................................  1,286     220,203
    Societe d'Edition de Canal +......................  5,150      45,142
    Societe Generale SA............................... 12,658     621,526
    Societe Television Francaise 1....................  2,666      45,790
    Sodexo SA.........................................  2,178     202,859
#*  SOITEC............................................ 17,198      13,968
*   Solocal Group..................................... 68,746      30,870
    Somfy SA..........................................     27       8,411
    Sopra Steria Group................................    662      63,247
    Stallergenes SA...................................    162      10,211
    Stef SA...........................................     27       1,830
#   STMicroelectronics NV(2430025)....................  8,829      68,601
    STMicroelectronics NV(5962332).................... 36,343     283,799
    Suez Environnement Co............................. 15,842     303,630
    Synergie SA.......................................    251       6,867
    Technicolor SA.................................... 13,505     106,523
    Technip SA........................................  6,118     347,642
    Teleperformance...................................  2,378     176,396
    Thales SA.........................................  4,932     333,293
*   Theolia SA........................................    478         325
    Total Gabon.......................................     24       5,768
    Total SA.......................................... 46,514   2,295,138
    Total SA Sponsored ADR............................  8,500     418,965
    Trigano SA........................................  1,235      54,233
*   UBISOFT Entertainment.............................  5,735     111,422
    Valeo SA..........................................  5,402     719,962
    Vallourec SA......................................  5,013      82,038
#*  Valneva SE........................................    115         501
    Veolia Environnement SA........................... 25,131     561,328
    Veolia Environnement SA ADR.......................  1,059      23,595
    Vicat.............................................    714      53,100
    VIEL & Cie SA.....................................    300       1,007
    Vilmorin & Cie SA.................................    155      12,876
    Vinci SA.......................................... 12,733     816,032
    Virbac SA.........................................    170      40,313
    Vivendi SA........................................ 10,144     266,543
    Zodiac Aerospace..................................  7,662     228,388
                                                              -----------
TOTAL FRANCE..........................................         35,719,722
                                                              -----------
GERMANY -- (6.4%)
    Aareal Bank AG....................................  3,015     123,003
    Adidas AG.........................................  7,418     607,032

                                     1143

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
GERMANY -- (Continued)
*   ADVA Optical Networking SE........................  1,788 $   20,780
*   Air Berlin P.L.C..................................  3,958      4,970
#*  Aixtron SE........................................  1,469      8,713
    Allianz SE........................................  7,792  1,276,427
    Allianz SE ADR.................................... 10,000    164,000
    Amadeus Fire AG...................................    211     20,749
    Aurubis AG........................................  1,717    102,716
    Axel Springer SE..................................  1,857    104,077
    BASF SE........................................... 15,630  1,350,660
    Bauer AG..........................................    657     12,544
    Bayer AG..........................................  3,282    484,674
    Bayerische Motoren Werke AG....................... 11,648  1,168,011
    BayWa AG..........................................    513     19,089
    Bechtle AG........................................    976     82,856
    Beiersdorf AG.....................................  2,841    242,733
    Bertrandt AG......................................    185     23,106
    Bijou Brigitte AG.................................    249     14,375
#   Bilfinger SE......................................  1,030     42,542
    Biotest AG........................................    333      9,330
#   Borussia Dortmund GmbH & Co. KGaA.................  2,421     10,937
    Brenntag AG.......................................  6,843    380,538
    CANCOM SE.........................................    527     20,310
#   Carl Zeiss Meditec AG.............................  1,463     41,213
    Cewe Stiftung & Co. KGAA..........................    374     21,734
    Comdirect Bank AG.................................  2,270     25,133
*   Commerzbank AG.................................... 27,835    359,972
    CompuGroup Medical AG.............................  1,589     50,097
*   Constantin Medien AG..............................  3,713      6,609
    Continental AG....................................  3,052    682,314
*   CropEnergies AG...................................  1,674      7,538
    CTS Eventim AG & Co. KGaA.........................  1,413     53,262
    Daimler AG........................................ 20,456  1,829,910
#   Delticom AG.......................................     86      2,156
    Deutsche Annington Immobilien SE..................  1,178     36,760
    Deutsche Bank AG(D18190898)....................... 16,279    570,091
    Deutsche Bank AG(5750355)......................... 16,124    566,433
    Deutsche Boerse AG................................  3,237    294,053
*   Deutsche Lufthansa AG.............................  4,149     56,365
    Deutsche Post AG.................................. 17,877    540,337
    Deutsche Telekom AG............................... 49,700    898,698
    Deutsche Telekom AG Sponsored ADR.................  6,013    108,234
    Deutsche Wohnen AG................................ 13,469    332,318
    Deutz AG..........................................  4,780     27,915
*   Dialog Semiconductor P.L.C........................  2,787    138,993
    DMG Mori AG.......................................  3,068    112,571
    Drillisch AG......................................  2,194     92,596
    Duerr AG..........................................  1,262    103,880
    E.ON SE........................................... 21,141    279,194
    Elmos Semiconductor AG............................  1,078     19,437
    ElringKlinger AG..................................  1,506     36,272
#*  Evotec AG.........................................  6,271     23,616
    Fielmann AG.......................................  1,324     87,490
    Fraport AG Frankfurt Airport Services Worldwide...  1,504     98,749

                                     1144

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
GERMANY -- (Continued)
    Freenet AG........................................  5,218 $179,072
    Fresenius Medical Care AG & Co. KGaA..............  5,584  456,895
#   Fresenius Medical Care AG & Co. KGaA ADR..........  7,913  323,642
    Fresenius SE & Co. KGaA........................... 13,241  916,224
    Fuchs Petrolub SE.................................  1,726   69,072
    GEA Group AG......................................  7,460  315,676
    Gerresheimer AG...................................  1,582  116,414
#   Gerry Weber International AG......................    992   24,430
    Gesco AG..........................................    211   16,459
    GFK SE............................................    679   28,984
#   GFT Technologies AG...............................  1,964   48,200
    Grammer AG........................................    916   25,649
    Grenkeleasing AG..................................    342   51,082
*   H&R AG............................................     95      908
    Hamburger Hafen und Logistik AG...................    465    8,927
    Hannover Rueck SE.................................  2,191  232,609
    HeidelbergCement AG...............................  5,261  400,681
#*  Heidelberger Druckmaschinen AG....................  5,179   13,200
    Henkel AG & Co. KGaA..............................  1,013  102,167
    Hochtief AG.......................................  1,447  126,435
    Hugo Boss AG......................................  1,414  170,495
    Indus Holding AG..................................  1,216   59,927
    Infineon Technologies AG.......................... 19,110  214,361
    Infineon Technologies AG ADR......................  7,164   80,953
    Jenoptik AG.......................................  3,400   44,456
    K+S AG............................................  8,186  335,872
    KION Group AG.....................................    995   45,595
#   Kloeckner & Co. SE................................  4,240   39,757
*   Koenig & Bauer AG.................................    320    7,277
*   Kontron AG........................................  4,419   17,352
    Krones AG.........................................    579   66,750
#   KUKA AG...........................................  1,177  100,721
    KWS Saat SE.......................................    115   37,393
    LANXESS AG........................................  4,459  257,497
    LEG Immobilien AG.................................  1,364   99,262
    Leoni AG..........................................  1,659  105,116
    Linde AG..........................................  3,075  580,356
#   LPKF Laser & Electronics AG.......................  1,858   16,411
    MAN SE............................................    957   99,787
#*  Manz AG...........................................    207   15,460
    Merck KGaA........................................  2,074  211,059
    Metro AG..........................................  9,000  283,347
    MLP AG............................................    696    3,184
    MTU Aero Engines AG...............................  1,942  178,857
    Muenchener Rueckversicherungs-Gesellschaft AG.....  3,568  655,722
    Nemetschek AG.....................................    996   36,849
*   Nordex SE.........................................  2,066   58,843
    Norma Group SE....................................  1,455   70,413
    Osram Licht AG....................................  2,726  154,877
*   Patrizia Immobilien AG............................  2,262   60,610
    Pfeiffer Vacuum Technology AG.....................    214   19,611
#*  PNE Wind AG.......................................  7,350   18,121
#   Puma SE...........................................    191   36,165

                                     1145

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
GERMANY -- (Continued)
*   QIAGEN NV.........................................   2,311 $    64,662
    QSC AG............................................   4,612       9,232
#   R Stahl AG........................................     392      16,390
    Rational AG.......................................     122      47,603
    Rheinmetall AG....................................   1,210      65,856
    Rhoen-Klinikum AG.................................   1,696      47,136
    RTL Group SA......................................     947      86,063
    RWE AG............................................  18,215     379,357
    SAF-Holland SA....................................   1,934      29,309
    SAP SE............................................   7,956     571,583
    SAP SE Sponsored ADR..............................   9,962     713,977
#   Schaltbau Holding AG..............................     344      19,372
#*  SGL Carbon SE.....................................   1,231      21,160
    SHW AG............................................     515      22,851
    Siemens AG........................................   7,362     788,809
    Siemens AG Sponsored ADR..........................   2,787     298,404
    Sixt SE...........................................     979      41,142
#*  SMA Solar Technology AG...........................     500      16,621
    Software AG.......................................   2,593      77,582
    Stada Arzneimittel AG.............................   2,750     105,854
    Stroeer SE........................................   1,675      82,832
#   Suedzucker AG.....................................   2,341      38,611
#*  Suss Microtec AG..................................   1,680      10,604
    Symrise AG........................................   3,724     247,598
    TAG Immobilien AG.................................   2,061      23,296
    Takkt AG..........................................     951      18,176
*   Talanx AG.........................................   2,351      75,019
    Telefonica Deutschland Holding AG.................  20,738     128,619
    ThyssenKrupp AG...................................  12,532     317,811
    United Internet AG................................   3,404     168,244
    Volkswagen AG.....................................     721     145,833
#*  Vossloh AG........................................     284      18,054
    VTG AG............................................     506      12,106
    Wacker Chemie AG..................................   1,150     115,472
    Wacker Neuson SE..................................   1,285      25,904
    Wincor Nixdorf AG.................................     165       7,011
    Wirecard AG.......................................   2,750     108,963
    XING AG...........................................      95      15,944
    Zeal Network SE...................................     389      20,476
                                                               -----------
TOTAL GERMANY.........................................          26,440,830
                                                               -----------
HONG KONG -- (2.0%)
    AIA Group, Ltd.................................... 100,400     654,349
#   Allied Properties HK, Ltd.........................  48,000      11,330
    APT Satellite Holdings, Ltd.......................  29,250      27,257
    Asia Satellite Telecommunications Holdings, Ltd...   3,000       6,612
    ASM Pacific Technology, Ltd.......................   8,100      73,383
    Associated International Hotels, Ltd..............   4,000      12,017
    Bank of East Asia, Ltd. (The).....................  26,400     106,917
    BOC Hong Kong Holdings, Ltd.......................  76,000     305,626
#*  Brightoil Petroleum Holdings, Ltd.................  83,000      30,466
    Cafe de Coral Holdings, Ltd.......................   8,000      28,060
    Cathay Pacific Airways, Ltd.......................  35,000      82,725

                                     1146

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
HONG KONG -- (Continued)
    Cheung Kong Infrastructure Holdings, Ltd..........   9,000 $ 78,087
*   Cheung Kong Property Holdings, Ltd................  43,204  360,019
    Chow Sang Sang Holdings International, Ltd........  11,000   21,295
#   Chow Tai Fook Jewellery Group, Ltd................  14,200   13,835
#   CITIC Telecom International Holdings, Ltd.........  88,000   40,167
    CK Hutchison Holdings, Ltd........................  35,704  529,972
    CK Life Sciences International Holdings, Inc...... 286,000   28,392
    CLP Holdings, Ltd.................................  37,500  317,986
    Dickson Concepts International, Ltd...............   6,500    2,587
    Emperor International Holdings, Ltd............... 140,000   29,596
#   Esprit Holdings, Ltd..............................  37,300   35,794
#   Far East Consortium International, Ltd............  64,000   29,889
    First Pacific Co., Ltd............................ 172,000  137,603
    G-Resources Group, Ltd............................ 488,400   14,440
    Galaxy Entertainment Group, Ltd...................  18,000   82,771
    Giordano International, Ltd.......................  14,000    7,128
*   Global Brands Group Holding, Ltd.................. 143,360   31,769
    Glorious Sun Enterprises, Ltd.....................  14,000    2,653
#   Haitong International Securities Group, Ltd.......  68,000   37,516
    Hang Lung Group, Ltd..............................   4,000   18,081
    Hang Lung Properties, Ltd.........................  27,000   77,456
    Hang Seng Bank, Ltd...............................  12,700  260,512
    Harbour Centre Development, Ltd...................   2,000    3,430
    Henderson Land Development Co., Ltd...............  43,227  285,782
    HKR International, Ltd............................  48,800   26,783
    Hong Kong & China Gas Co., Ltd.................... 104,105  212,641
    Hong Kong Aircraft Engineering Co., Ltd...........     800    7,928
    Hong Kong Exchanges and Clearing, Ltd.............  15,500  420,981
    Hongkong & Shanghai Hotels, Ltd. (The)............   6,500    8,629
#   Hongkong Chinese, Ltd.............................  58,000   10,470
    Hopewell Holdings, Ltd............................  15,500   53,470
    Hysan Development Co., Ltd........................  26,000  111,792
    Johnson Electric Holdings, Ltd....................   1,000    3,388
    Kerry Logistics Network, Ltd......................  14,500   22,425
    Kerry Properties, Ltd.............................  36,000  134,390
#   Kingston Financial Group, Ltd.....................  96,000   34,858
    Kowloon Development Co., Ltd......................   7,000    8,855
    L'Occitane International SA.......................  20,500   52,012
    Lai Sun Development Co., Ltd...................... 659,000   14,362
    Li & Fung, Ltd.................................... 215,360  166,871
    Lifestyle International Holdings, Ltd.............  13,500   22,012
#   Luk Fook Holdings International, Ltd..............  14,000   39,292
#*  Macau Legend Development, Ltd.....................  43,000   11,688
    Man Wah Holdings, Ltd.............................  35,200   31,626
    Melco Crown Entertainment, Ltd. ADR...............   1,858   38,331
    Melco International Development, Ltd..............  17,000   29,030
    MGM China Holdings, Ltd...........................  12,000   25,427
#*  Midland Holdings, Ltd.............................  18,000    8,006
    MTR Corp., Ltd....................................  10,051   44,747
    NagaCorp, Ltd.....................................  48,000   39,100
    New World Development Co., Ltd....................  55,914   67,518
    Newocean Energy Holdings, Ltd.....................  50,000   22,270

                                     1147

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
HONG KONG -- (Continued)
    NWS Holdings, Ltd.................................  34,655 $   51,822
    Orient Overseas International, Ltd................  11,000     54,489
#   Pacific Basin Shipping, Ltd.......................  62,000     21,405
    Pacific Textiles Holdings, Ltd....................  20,000     31,755
    PCCW, Ltd......................................... 101,000     60,442
    Power Assets Holdings, Ltd........................  19,500    183,554
#   Prada SpA.........................................   9,500     43,724
    Public Financial Holdings, Ltd....................   6,000      3,026
    Regal Hotels International Holdings, Ltd..........  26,000     15,024
#   SA SA International Holdings, Ltd.................  38,000     17,043
    Samsonite International SA........................  55,200    180,005
    Sands China, Ltd..................................  13,600     60,021
    Shangri-La Asia, Ltd..............................  92,000    118,480
    Shun Tak Holdings, Ltd............................  11,000      6,022
    Singamas Container Holdings, Ltd..................  96,000     15,603
    Sino Land Co., Ltd................................ 110,590    171,880
    Sitoy Group Holdings, Ltd.........................  15,000      8,029
    SJM Holdings, Ltd.................................  20,000     23,265
    Stella International Holdings, Ltd................  15,000     40,412
    Sun Hung Kai & Co., Ltd...........................   9,000      5,977
    Sun Hung Kai Properties, Ltd......................  29,207    448,176
    Swire Pacific, Ltd. Class A.......................  16,000    205,115
    Swire Pacific, Ltd. Class B.......................  22,500     52,987
    Swire Properties, Ltd.............................  17,000     54,661
    Techtronic Industries Co., Ltd....................  32,000    113,102
    Television Broadcasts, Ltd........................   9,600     50,590
    Texwinca Holdings, Ltd............................  14,000     16,928
    Transport International Holdings, Ltd.............  12,000     32,746
    Trinity, Ltd......................................  12,000      1,825
#*  United Laboratories International Holdings, Ltd.
      (The)...........................................  34,000     20,488
    Value Partners Group, Ltd.........................  50,000     58,143
    Victory City International Holdings, Ltd..........  41,042      6,351
    Vitasoy International Holdings, Ltd...............  20,000     30,029
    VST Holdings, Ltd.................................  74,400     25,423
#   VTech Holdings, Ltd...............................   7,800     97,037
    Wharf Holdings, Ltd. (The)........................  27,000    171,357
    Wheelock & Co., Ltd...............................  15,000     77,129
#   Wynn Macau, Ltd...................................   4,800      9,899
    Xinyi Glass Holdings, Ltd.........................  66,000     34,439
    Yue Yuen Industrial Holdings, Ltd.................  32,000    104,160
                                                               ----------
TOTAL HONG KONG.......................................          8,176,967
                                                               ----------
IRELAND -- (0.6%)
*   Bank of Ireland................................... 963,988    404,860
    C&C Group P.L.C.(B010DT8).........................   1,711      6,626
    C&C Group P.L.C.(B011Y09).........................   4,812     18,715
    CRH P.L.C.........................................   6,940    205,263
    CRH P.L.C. Sponsored ADR..........................  24,880    739,185
    Dragon Oil P.L.C..................................   7,016     79,585
    FBD Holdings P.L.C................................   1,875     15,758
    Glanbia P.L.C.....................................   7,752    161,648
    Irish Continental Group P.L.C.....................   6,510     31,261

                                     1148

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
IRELAND -- (Continued)
*   Kenmare Resources P.L.C................................    953 $       56
    Kerry Group P.L.C. Class A.............................  4,335    329,418
    Kingspan Group P.L.C...................................  2,432     61,255
    Paddy Power P.L.C......................................    701     62,591
    Smurfit Kappa Group P.L.C.............................. 14,540    437,258
                                                                   ----------
TOTAL IRELAND..............................................         2,553,479
                                                                   ----------
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd.........................  8,946      6,898
*   Airport City, Ltd......................................  1,828     19,694
    Amot Investments, Ltd..................................  6,622     20,760
    Azrieli Group..........................................  1,539     63,893
    Bank Hapoalim BM....................................... 23,389    130,044
*   Bank Leumi Le-Israel BM................................ 62,779    273,793
    Bezeq The Israeli Telecommunication Corp., Ltd......... 52,652     97,103
*   Ceragon Networks, Ltd..................................  1,170      1,427
*   Clal Insurance Enterprises Holdings, Ltd...............    670     11,667
*   Compugen, Ltd..........................................  1,357      8,458
    Delek Automotive Systems, Ltd..........................  1,659     18,472
    Delek Group, Ltd.......................................    148     43,707
    Delta-Galil Industries, Ltd............................    572     18,870
    Elbit Systems, Ltd.....................................    533     44,005
    Electra, Ltd...........................................     95     13,061
*   EZchip Semiconductor, Ltd.(6554998)....................    325      5,277
*   EZchip Semiconductor, Ltd.(M4146Y108)..................  1,766     29,139
    First International Bank Of Israel, Ltd................  1,094     15,708
    Formula Systems 1985, Ltd..............................    947     29,068
    Frutarom Industries, Ltd...............................  2,422    102,148
    Harel Insurance Investments & Financial Services, Ltd..  3,840     18,965
    Israel Chemicals, Ltd.................................. 16,450    113,838
*   Israel Discount Bank, Ltd. Class A.....................  2,038      4,116
    Ituran Location and Control, Ltd.......................  1,339     34,345
*   Jerusalem Oil Exploration..............................    604     26,407
    Melisron, Ltd..........................................    907     32,879
    Menorah Mivtachim Holdings, Ltd........................  1,148     12,100
    Migdal Insurance & Financial Holding, Ltd.............. 24,040     28,481
    Mizrahi Tefahot Bank, Ltd..............................  8,534    109,490
    NICE Systems, Ltd. Sponsored ADR.......................    739     47,710
*   Nitsba Holdings 1995, Ltd..............................    720     13,455
*   Oil Refineries, Ltd.................................... 40,604     16,764
    Osem Investments, Ltd..................................  1,359     28,901
*   Partner Communications Co., Ltd........................  1,994      8,634
    Paz Oil Co., Ltd.......................................    272     43,858
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd....    546     26,052
    Shikun & Binui, Ltd.................................... 11,788     27,611
*   Strauss Group, Ltd.....................................  1,978     31,174
    Teva Pharmaceutical Industries, Ltd....................  1,732    118,833
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.....  6,848    472,649

                                     1149

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
ISRAEL -- (Continued)
*   Tower Semiconductor, Ltd..........................   2,555 $   33,879
                                                               ----------
TOTAL ISRAEL..........................................          2,203,333
                                                               ----------
ITALY -- (2.4%)
    A2A SpA...........................................  64,368     82,177
    ACEA SpA..........................................   2,982     39,307
    Alerion Cleanpower SpA............................   2,105      6,880
#   Amplifon SpA......................................   7,609     63,794
    Ansaldo STS SpA...................................   6,924     71,657
*   Arnoldo Mondadori Editore SpA.....................   3,462      4,003
    Assicurazioni Generali SpA........................  26,246    517,236
#   Astaldi SpA.......................................   2,155     20,740
    Atlantia SpA......................................   3,385     90,394
*   Autogrill SpA.....................................   4,124     37,237
    Azimut Holding SpA................................   4,861    121,416
    Banca Generali SpA................................   2,892     95,081
    Banca IFIS SpA....................................   1,361     33,929
*   Banca Monte dei Paschi di Siena SpA...............  51,898    103,133
    Banca Popolare dell'Emilia Romagna SC.............  25,982    228,727
#*  Banca Popolare dell'Etruria e del Lazio SC........   1,087        522
    Banca Popolare di Milano Scarl.................... 138,517    149,826
    Banca Popolare di Sondrio SCARL...................  16,999     86,495
*   Banco Popolare SC.................................     425      7,364
    BasicNet SpA......................................   3,053     13,657
    Brembo SpA........................................   1,177     53,062
#   Brunello Cucinelli SpA............................     716     13,495
    Buzzi Unicem SpA..................................     725     12,377
    Cementir Holding SpA..............................   3,817     25,613
*   CIR-Compagnie Industriali Riunite SpA.............  32,447     34,515
    CNH Industrial NV.................................  28,765    258,153
    Credito Emiliano SpA..............................   4,203     35,431
*   Credito Valtellinese SC...........................  76,092    108,467
    Danieli & C Officine Meccaniche SpA...............     917     19,291
    Datalogic SpA.....................................   1,866     27,194
    Davide Campari-Milano SpA.........................   4,432     35,463
    De' Longhi........................................   4,371    106,529
    DiaSorin SpA......................................     691     31,739
    Ei Towers SpA.....................................     518     33,273
    Enel SpA..........................................  95,391    448,237
    Engineering SpA...................................     345     22,076
    Eni SpA...........................................  46,968    821,969
    Eni SpA Sponsored ADR.............................     600     21,000
    ERG SpA...........................................   3,337     43,177
    Esprinet SpA......................................   1,834     16,198
    Falck Renewables SpA..............................   2,083      2,727
*   Finmeccanica SpA..................................  19,361    278,975
#*  Geox SpA..........................................     707      2,868
*   Gruppo Editoriale L'Espresso SpA..................   2,471      2,798
    Hera SpA..........................................  24,963     62,967
*   IMMSI SpA.........................................  13,995      9,225
    Industria Macchine Automatiche SpA................     607     31,429
*   Intek Group SpA...................................   9,436      3,495
    Interpump Group SpA...............................   2,221     37,732

                                     1150

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
ITALY -- (Continued)
    Intesa Sanpaolo SpA............................... 213,397 $  821,606
    Iren SpA..........................................  22,837     33,251
    Italcementi SpA...................................   7,163     79,179
    Italmobiliare SpA.................................     371     15,273
    Luxottica Group SpA...............................   4,722    342,424
#*  Maire Tecnimont SpA...............................  11,666     40,169
    MARR SpA..........................................   1,526     28,220
    Mediaset SpA......................................  14,368     72,754
    Mediobanca SpA....................................   5,341     58,206
    Piaggio & C SpA...................................   7,738     24,639
    Pirelli & C. SpA..................................  13,546    223,970
    Prysmian SpA......................................  11,461    263,154
    Recordati SpA.....................................   4,103    102,189
    Reply SpA.........................................     258     29,114
*   Safilo Group SpA..................................   1,166     14,792
#*  Saipem SpA........................................  10,898     95,104
    Salini Impregilo SpA..............................  12,528     59,778
    Salvatore Ferragamo SpA...........................   2,777     87,824
*   Saras SpA.........................................   7,534     17,009
    Snam SpA..........................................  50,649    249,237
    Societa Cattolica di Assicurazioni SCRL...........   4,470     36,564
    Societa Iniziative Autostradali e Servizi SpA.....   3,086     36,310
*   Sogefi SpA........................................   5,901     18,169
    SOL SpA...........................................   1,421     11,700
*   Telecom Italia SpA................................ 421,186    558,116
*   Telecom Italia SpA Sponsored ADR..................   6,420     84,744
    Tenaris SA(7538515)...............................   6,744     85,247
    Tenaris SA(2167367)...............................   2,200     55,330
    Terna Rete Elettrica Nazionale SpA................ 108,324    505,210
    Tod's SpA.........................................     420     42,428
#   Trevi Finanziaria Industriale SpA.................   6,311     11,712
    UniCredit SpA..................................... 139,231    923,281
    Unione di Banche Italiane SCPA....................  16,237    131,694
    Unipol Gruppo Finanziario SpA.....................  13,846     74,193
    UnipolSai SpA.....................................  37,625     97,770
    Vittoria Assicurazioni SpA........................   2,148     23,831
*   World Duty Free SpA...............................   7,240     81,004
*   Yoox SpA..........................................   2,170     73,332
                                                               ----------
TOTAL ITALY...........................................          9,881,577
                                                               ----------
JAPAN -- (20.4%)
    77 Bank, Ltd. (The)...............................   5,000     32,529
    Accordia Golf Co., Ltd............................   3,700     39,001
    ADEKA Corp........................................   4,200     54,246
    Advan Co., Ltd....................................     500      7,394
#   Advantest Corp....................................   6,700     58,559
    Advantest Corp. ADR...............................     500      4,380
    Aeon Co., Ltd.....................................  37,099    566,901
    Aeon Delight Co., Ltd.............................   1,200     38,980
    Ahresty Corp......................................     200      1,543
    Ai Holdings Corp..................................   2,100     33,995
    Aica Kogyo Co., Ltd...............................   2,900     64,580
    Aichi Bank, Ltd. (The)............................     300     16,802

                                     1151

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Aichi Steel Corp..................................  9,000 $ 39,401
    Aida Engineering, Ltd.............................  3,100   29,680
    Ain Pharmaciez, Inc...............................  1,200   56,951
    Air Water, Inc.................................... 10,000  173,471
    Aisan Industry Co., Ltd...........................  1,700   15,642
    Aisin Seiki Co., Ltd..............................  6,000  243,233
#   Akebono Brake Industry Co., Ltd...................  3,100    9,324
    Akita Bank, Ltd. (The)............................  7,000   21,502
    Alamos Gold Inc. Class A Sponsored ADR............    411  106,757
    Alfresa Holdings Corp.............................  5,200   87,086
#   Alpen Co., Ltd....................................  1,500   23,674
    Alpine Electronics, Inc...........................  2,300   37,893
    Alps Electric Co., Ltd............................  7,000  220,633
    Amada Holdings Co., Ltd........................... 12,200  119,500
    Amano Corp........................................  3,100   43,124
    ANA Holdings, Inc................................. 19,000   60,502
    Anritsu Corp......................................  2,000   14,321
    AOKI Holdings, Inc................................  1,600   20,658
    Aomori Bank, Ltd. (The)........................... 10,000   31,927
    Aoyama Trading Co., Ltd...........................  1,600   63,564
    Aozora Bank, Ltd.................................. 11,000   42,209
    Arakawa Chemical Industries, Ltd..................    300    3,527
    Arcland Sakamoto Co., Ltd.........................    900   21,826
    Arcs Co., Ltd.....................................  2,023   44,329
    Arisawa Manufacturing Co., Ltd....................  1,400    9,680
    As One Corp.......................................    800   26,382
#   Asahi Co., Ltd....................................  2,300   27,550
    Asahi Diamond Industrial Co., Ltd.................  3,400   32,526
    Asahi Glass Co., Ltd.............................. 38,000  222,633
    Asahi Group Holdings, Ltd.........................  7,900  264,760
#   Asahi Holdings, Inc...............................  1,500   22,693
    Asahi Intecc Co., Ltd.............................  1,600   53,462
    Asahi Kasei Corp.................................. 42,000  319,044
    Asahi Organic Chemicals Industry Co., Ltd.........  4,000    8,162
    Asatsu-DK, Inc....................................  1,500   33,704
    Asics Corp........................................  6,800  195,419
    ASKA Pharmaceutical Co., Ltd......................  2,500   32,228
    ASKUL Corp........................................    800   29,102
    Astellas Pharma, Inc.............................. 39,300  591,540
    Atom Corp.........................................  2,100   15,087
    Autobacs Seven Co., Ltd...........................  1,200   21,759
    Avex Group Holdings, Inc..........................  2,300   38,639
    Awa Bank, Ltd. (The)..............................  2,000   12,589
    Axial Retailing Inc...............................    400   12,093
    Azbil Corp........................................  3,500   83,120
    Bandai Namco Holdings, Inc........................  4,300   95,315
    Bando Chemical Industries, Ltd....................  3,000   12,671
#   Bank of Iwate, Ltd. (The).........................    900   39,815
    Bank of Kyoto, Ltd. (The)......................... 13,000  153,285
    Bank of Okinawa, Ltd. (The).......................    900   37,677
    Bank of Saga, Ltd. (The)..........................  8,000   19,020
    Bank of the Ryukyus, Ltd..........................  1,800   26,742
    Bank of Yokohama, Ltd. (The)...................... 23,000  146,143

                                     1152

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Belc Co., Ltd.....................................    600 $ 21,176
    Belluna Co., Ltd..................................  2,600   15,572
    Benesse Holdings, Inc.............................  6,600  177,992
#   Bic Camera, Inc...................................  6,000   67,976
    BML, Inc..........................................    400   12,448
    Bridgestone Corp.................................. 14,600  550,346
#   Broadleaf Co., Ltd................................    200    1,913
    Brother Industries, Ltd...........................  7,800  107,750
    Bunka Shutter Co., Ltd............................  6,000   48,038
    C Uyemura & Co., Ltd..............................    400   21,269
    Calbee, Inc.......................................  2,400  106,940
    Calsonic Kansei Corp..............................  8,000   58,354
    Canon Electronics, Inc............................  1,800   33,841
    Canon Marketing Japan, Inc........................  3,600   56,924
    Canon, Inc........................................ 14,900  476,727
    Canon, Inc. Sponsored ADR......................... 15,250  487,542
    Capcom Co., Ltd...................................  1,700   37,173
#   Casio Computer Co., Ltd...........................  9,200  183,270
    Cawachi, Ltd......................................  2,000   31,950
    Central Glass Co., Ltd............................  7,000   29,461
    Central Japan Railway Co..........................  1,500  262,413
    Century Tokyo Leasing Corp........................  2,300   78,026
    Chiba Bank, Ltd. (The)............................ 12,000   95,615
    Chiba Kogyo Bank, Ltd. (The)......................  3,300   20,078
    Chiyoda Co., Ltd..................................  1,200   31,859
    Chiyoda Integre Co., Ltd..........................    500   11,076
    Chubu Electric Power Co., Inc.....................  5,600   94,995
    Chubu Shiryo Co., Ltd.............................  1,000    8,565
    Chugai Pharmaceutical Co., Ltd....................  2,100   76,388
    Chugoku Bank, Ltd. (The)..........................  5,200   81,224
    Chugoku Electric Power Co., Inc. (The)............  2,600   38,884
    Chugoku Marine Paints, Ltd........................  2,000   14,477
    Chukyo Bank, Ltd. (The)...........................  8,000   15,360
    Chuo Spring Co., Ltd..............................  1,000    2,604
    Citizen Holdings Co., Ltd......................... 15,800  105,408
    CKD Corp..........................................  5,100   50,531
#   Clarion Co., Ltd..................................  7,000   20,018
    Cleanup Corp......................................    600    4,440
#   CMIC Holdings Co., Ltd............................  1,200   16,217
    CMK Corp..........................................  2,600    6,307
    Coca-Cola East Japan Co., Ltd.....................  3,600   66,239
    Coca-Cola West Co., Ltd...........................  4,600   92,655
    Cocokara fine, Inc................................    400   14,993
#   COLOPL, Inc.......................................  2,600   50,508
#   Colowide Co., Ltd.................................  4,200   65,658
    COMSYS Holdings Corp..............................  1,600   24,256
#   COOKPAD, Inc......................................  2,700   55,663
*   Cosmo Oil Co., Ltd................................ 54,000   87,451
    Cosmos Pharmaceutical Corp........................    400   51,391
    CREATE SD HOLDINGS Co., Ltd.......................    400   24,313
    Dai Nippon Printing Co., Ltd...................... 23,000  255,210
    Dai-Dan Co., Ltd..................................  1,000    6,596
    Dai-ichi Life Insurance Co., Ltd. (The)........... 18,000  365,623

                                     1153

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Daibiru Corp......................................  2,800 $ 25,564
    Daicel Corp....................................... 10,700  145,029
#   Daido Metal Co., Ltd..............................  3,000   28,512
    Daido Steel Co., Ltd.............................. 21,000   79,644
    Daidoh, Ltd.......................................    500    2,057
    Daifuku Co., Ltd..................................  2,500   36,120
#   Daihatsu Motor Co., Ltd...........................  3,500   49,706
    Daihen Corp.......................................  2,000    9,318
#   Daiichi Jitsugyo Co., Ltd.........................  2,000   11,139
    Daiichi Sankyo Co., Ltd...........................  6,500  133,102
    Daiichikosho Co., Ltd.............................  1,100   43,251
    Daikin Industries, Ltd............................  5,200  336,064
    Daikyo, Inc....................................... 12,000   20,326
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  4,000   18,865
    Daio Paper Corp...................................  4,000   45,535
    Daisan Bank, Ltd. (The)...........................  2,000    3,194
    Daiseki Co., Ltd..................................  1,100   21,063
    Daiso Co., Ltd....................................  4,000   15,226
    Daito Trust Construction Co., Ltd.................  1,400  147,844
    Daiwa House Industry Co., Ltd.....................  9,400  233,799
    Daiwa Securities Group, Inc....................... 28,000  217,572
    Daiwabo Holdings Co., Ltd.........................  8,000   15,098
    DCM Holdings Co., Ltd.............................  5,800   52,797
#   Dena Co., Ltd.....................................  3,600   71,520
    Denki Kagaku Kogyo K.K............................ 20,000   83,170
    Denso Corp........................................  8,100  401,483
    Dentsu, Inc.......................................  4,700  265,980
    Denyo Co., Ltd....................................  2,000   30,106
    Descente, Ltd.....................................  2,000   29,518
    DIC Corp.......................................... 44,000  103,541
    Disco Corp........................................    800   61,815
    DMG Mori Co., Ltd.................................  1,900   29,262
    Don Quijote Holdings Co., Ltd.....................  1,000   42,631
    Doshisha Co., Ltd.................................  2,000   37,043
    Doutor Nichires Holdings Co., Ltd.................  1,900   30,564
    Dowa Holdings Co., Ltd............................ 14,000  133,022
    Dr Ci:Labo Co., Ltd...............................  1,800   32,983
    DTS Corp..........................................  1,600   35,730
    Eagle Industry Co., Ltd...........................  1,900   38,261
    Earth Chemical Co., Ltd...........................    900   34,779
    East Japan Railway Co.............................  3,400  335,401
    Ebara Corp........................................ 31,000  140,660
#   EDION Corp........................................  1,300    8,582
#   Ehime Bank, Ltd. (The)............................  8,000   17,158
    Eighteenth Bank, Ltd. (The)....................... 11,000   32,525
    Eiken Chemical Co., Ltd...........................  1,100   21,694
    Eisai Co., Ltd....................................    800   52,212
    Eizo Corp.........................................  1,100   25,055
    Elecom Co., Ltd...................................    500   11,392
    Electric Power Development Co., Ltd...............  2,700   93,317
    Enplas Corp.......................................    300   12,087
    EPS Holdings, Inc.................................  2,000   24,265
    Exedy Corp........................................  1,900   46,962

                                     1154

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Ezaki Glico Co., Ltd..............................  1,500 $ 82,183
#   F@N Communications, Inc...........................  1,600   12,164
    FALCO HOLDINGS Co., Ltd...........................    200    2,697
    FamilyMart Co., Ltd...............................  1,200   57,994
    Fancl Corp........................................  1,500   23,182
    FANUC Corp........................................  2,500  416,966
    Fast Retailing Co., Ltd...........................    700  346,288
    FCC Co., Ltd......................................  2,100   32,991
    Ferrotec Corp.....................................  3,900   27,047
    FIDEA Holdings Co., Ltd...........................  5,200   11,150
#   Financial Products Group Co., Ltd.................  5,400   42,319
#   FINDEX, Inc.......................................    600    6,117
    Foster Electric Co., Ltd..........................  1,900   39,040
    FP Corp...........................................  1,000   32,251
#   Fudo Tetra Corp................................... 10,600   16,571
    Fuji Co., Ltd.....................................  1,000   22,314
    Fuji Corp., Ltd...................................  1,100    6,185
    Fuji Electric Co., Ltd............................ 22,000   90,953
    Fuji Heavy Industries, Ltd........................ 12,600  465,539
#   Fuji Kyuko Co., Ltd...............................  2,000   19,968
    Fuji Media Holdings, Inc..........................  2,800   36,118
    Fuji Oil Co., Ltd.................................  3,300   55,295
    Fuji Seal International, Inc......................  1,300   40,202
    Fuji Soft, Inc....................................    600   12,537
    Fujibo Holdings, Inc.............................. 10,000   19,269
    FUJIFILM Holdings Corp............................  3,900  154,669
    Fujikura, Ltd..................................... 18,000   95,287
    Fujimori Kogyo Co., Ltd...........................  1,000   28,004
    Fujitec Co., Ltd..................................  6,000   62,148
    Fujitsu Frontech, Ltd.............................    300    4,634
    Fujitsu General, Ltd..............................  3,000   42,569
    Fujitsu, Ltd...................................... 69,000  361,971
    FuKoKu Co., Ltd...................................    200    1,850
    Fukui Bank, Ltd. (The)............................  7,000   15,017
    Fukuoka Financial Group, Inc...................... 21,000  107,926
    Fukushima Industries Corp.........................    800   15,928
#   Fukuyama Transporting Co., Ltd....................  3,000   15,411
#   Furukawa Battery Co., Ltd. (The)..................  2,000   14,487
    Furukawa Co., Ltd................................. 17,000   33,158
    Furukawa Electric Co., Ltd........................ 17,000   28,214
    Furuno Electric Co., Ltd..........................    400    2,933
    Futaba Industrial Co., Ltd........................  1,400    5,924
    Fuyo General Lease Co., Ltd.......................    400   16,762
    Gecoss Corp.......................................    800    7,705
    Geo Holdings Corp.................................    900   12,393
    Glory, Ltd........................................  2,400   69,784
    GMO internet, Inc.................................  2,500   41,731
    GMO Payment Gateway, Inc..........................  1,300   42,545
    Godo Steel, Ltd...................................  8,000   14,509
    Goldcrest Co., Ltd................................  1,060   21,705
#   Gree, Inc.........................................  5,400   31,760
#   GS Yuasa Corp..................................... 11,000   43,893
#   Gulliver International Co., Ltd...................  1,500   14,868

                                     1155

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Gun-Ei Chemical Industry Co., Ltd.................  1,000 $  2,709
#   GungHo Online Entertainment, Inc..................  8,600   28,539
    Gunma Bank, Ltd. (The)............................ 14,000  104,041
    Gunze, Ltd........................................  7,000   19,022
    Gurunavi, Inc.....................................  1,600   25,515
    H2O Retailing Corp................................  2,760   57,601
    Hachijuni Bank, Ltd. (The)........................ 15,000  116,410
    Hakuhodo DY Holdings, Inc.........................  9,500  106,145
    Hakuto Co., Ltd...................................    400    4,918
#   Hamakyorex Co., Ltd...............................    500   19,152
    Hamamatsu Photonics K.K...........................  1,800   46,811
    Hankyu Hanshin Holdings, Inc...................... 21,000  132,657
    Hanwa Co., Ltd.................................... 12,000   52,116
    Happinet Corp.....................................  1,400   14,788
#   Harmonic Drive Systems, Inc.......................  2,100   31,351
    Haseko Corp.......................................  6,800   86,108
    Hazama Ando Corp..................................  8,600   45,552
    Heiwa Corp........................................    500   10,980
    Heiwa Real Estate Co., Ltd........................  2,100   30,301
    Heiwado Co., Ltd..................................    700   15,137
    HI-LEX Corp.......................................  1,200   38,524
    Hiday Hidaka Corp.................................    960   23,376
    Higashi-Nippon Bank, Ltd. (The)................... 10,000   37,483
    Higo Bank, Ltd. (The).............................  2,000   12,345
    Hikari Tsushin, Inc...............................    700   48,866
    Hino Motors, Ltd..................................  8,800  113,882
    Hiroshima Bank, Ltd. (The)........................ 33,000  193,391
    HIS Co., Ltd......................................  1,600   58,182
    Hisamitsu Pharmaceutical Co., Inc.................  1,300   47,259
    Hitachi Capital Corp..............................    500   13,582
    Hitachi Chemical Co., Ltd.........................  5,500   97,256
    Hitachi Construction Machinery Co., Ltd...........  6,200  103,084
    Hitachi High-Technologies Corp....................  3,300   76,917
    Hitachi Koki Co., Ltd.............................  3,900   31,577
    Hitachi Kokusai Electric, Inc.....................  4,000   53,930
    Hitachi Metals, Ltd............................... 11,110  165,173
    Hitachi Transport System, Ltd.....................  1,900   34,250
    Hitachi Zosen Corp................................ 10,000   52,634
    Hitachi, Ltd...................................... 57,000  369,291
    Hitachi, Ltd. ADR.................................  3,100  201,624
    Hogy Medical Co., Ltd.............................    300   14,584
*   Hokkaido Electric Power Co., Inc..................  8,500  102,503
    Hokuetsu Bank, Ltd. (The)......................... 16,000   32,253
    Hokuetsu Kishu Paper Co., Ltd.....................  4,500   26,873
    Hokuhoku Financial Group, Inc..................... 11,000   25,970
    Hokuriku Electric Power Co........................  7,200  110,681
    Hokuto Corp.......................................    700   13,986
    Honda Motor Co., Ltd.............................. 23,100  776,102
    Honda Motor Co., Ltd. Sponsored ADR............... 16,519  560,985
    Honeys Co., Ltd...................................  2,200   18,325
    Horiba, Ltd.......................................  1,300   49,127
    Hoshizaki Electric Co., Ltd.......................  1,200   71,527
    Hosokawa Micron Corp..............................  2,000    9,425

                                     1156

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   House Foods Group, Inc............................  4,100 $ 82,845
    Hoya Corp.........................................  9,800  414,425
    Hyakugo Bank, Ltd. (The)..........................  6,000   28,633
    Hyakujushi Bank, Ltd. (The).......................  4,000   13,447
    Ibiden Co., Ltd...................................  5,300   87,625
    Ichibanya Co., Ltd................................    600   25,455
    Ichiyoshi Securities Co., Ltd.....................  2,000   18,330
    Idemitsu Kosan Co., Ltd...........................  7,100  130,505
    IHI Corp.......................................... 46,000  182,814
    Iida Group Holdings Co., Ltd......................  5,220   91,624
    Iino Kaiun Kaisha, Ltd............................  6,200   29,838
    Ikyu Corp.........................................  2,200   46,111
#   Imperial Hotel, Ltd...............................    400    9,145
    Inaba Denki Sangyo Co., Ltd.......................    800   27,250
    Inabata & Co., Ltd................................  1,200   12,808
    Inageya Co., Ltd..................................  2,000   23,686
    Ines Corp.........................................    500    4,900
    Internet Initiative Japan, Inc....................  1,300   24,868
#   Inui Global Logistics Co., Ltd....................    400    3,037
    Iriso Electronics Co., Ltd........................    600   39,788
#   Iseki & Co., Ltd.................................. 16,000   29,294
    Isetan Mitsukoshi Holdings, Ltd...................  6,840  124,429
    Isuzu Motors, Ltd................................. 14,400  199,328
    IT Holdings Corp..................................  1,600   36,641
    Ito En, Ltd.......................................  1,800   41,841
    ITOCHU Corp....................................... 25,500  312,167
    Itochu Enex Co., Ltd..............................  4,500   44,122
    Itochu Techno-Solutions Corp......................  2,600   60,705
    Itoham Foods, Inc.................................  9,000   49,872
    Itoki Corp........................................  1,100    5,952
    Iwatani Corp......................................  9,000   55,067
    Iyo Bank, Ltd. (The)..............................  8,500  108,069
    Izumi Co., Ltd....................................    700   32,647
    J Front Retailing Co., Ltd........................ 10,100  189,748
    J-Oil Mills, Inc.................................. 12,000   40,665
#   Japan Airport Terminal Co., Ltd...................    700   37,239
    Japan Aviation Electronics Industry, Ltd..........  2,000   44,465
#*  Japan Communications, Inc.........................  2,200    7,444
    Japan Exchange Group, Inc.........................  5,000  174,040
#   Japan Pulp & Paper Co., Ltd.......................  5,000   14,125
#   Japan Radio Co., Ltd..............................  9,000   30,463
    Japan Steel Works, Ltd. (The)..................... 14,000   51,919
    Japan Tobacco, Inc................................ 25,200  978,180
    Japan Wool Textile Co., Ltd. (The)................  1,000    7,878
    Jeol, Ltd.........................................  1,000    4,205
    JFE Holdings, Inc................................. 12,000  224,710
    JGC Corp..........................................  5,000   85,391
    Jimoto Holdings, Inc.............................. 10,800   18,965
    Jin Co., Ltd......................................    700   34,096
    Joshin Denki Co., Ltd.............................  2,000   15,792
    Joyo Bank, Ltd. (The)............................. 10,000   59,145
    JSP Corp..........................................    800   13,499
    JSR Corp..........................................  5,200   86,529

                                     1157

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    JTEKT Corp........................................   7,700 $  132,965
    Juki Corp.........................................   1,800     20,710
    Juroku Bank, Ltd. (The)...........................   8,000     32,822
    JVC Kenwood Corp..................................   3,820      8,964
    JX Holdings, Inc..................................  69,020    294,217
    K's Holdings Corp.................................   1,419     45,116
*   Kadokawa Dwango...................................   2,302     27,428
    Kaga Electronics Co., Ltd.........................     300      3,846
    Kagoshima Bank, Ltd. (The)........................   4,000     27,345
    Kajima Corp.......................................  22,403    111,208
    Kaken Pharmaceutical Co., Ltd.....................   1,000     37,258
    Kameda Seika Co., Ltd.............................   1,100     46,089
    Kamei Corp........................................   2,000     18,686
    Kanamoto Co., Ltd.................................   2,000     48,517
    Kandenko Co., Ltd.................................   1,000      6,553
    Kaneka Corp.......................................  17,000    122,654
    Kanematsu Corp....................................  16,000     29,165
*   Kansai Electric Power Co., Inc. (The).............  10,800    146,440
    Kansai Paint Co., Ltd.............................   7,000    113,941
    Kao Corp..........................................  15,200    770,588
    Kasai Kogyo Co., Ltd..............................   1,100     12,960
    Katakura Industries Co., Ltd......................   1,200     13,716
    Kato Sangyo Co., Ltd..............................     900     20,741
    Kato Works Co., Ltd...............................   5,000     29,304
    Kawasaki Heavy Industries, Ltd....................  42,000    184,084
#   Kawasaki Kisen Kaisha, Ltd........................  53,000    118,321
    KDDI Corp.........................................  47,500  1,205,838
    Keihanshin Building Co., Ltd......................   1,700     10,274
    Keihin Corp.......................................   2,700     38,345
    Keikyu Corp.......................................   8,000     65,805
    Keio Corp.........................................   7,000     58,239
    Keisei Electric Railway Co., Ltd..................   4,000     48,760
    Kewpie Corp.......................................   3,500     79,137
    Keyence Corp......................................     400    201,494
    Kikkoman Corp.....................................   4,000    139,803
    Kintetsu Group Holdings Co., Ltd..................  30,000    106,867
    Kintetsu World Express, Inc.......................     800     35,557
#   Kinugawa Rubber Industrial Co., Ltd...............   2,000     11,011
    Kirin Holdings Co., Ltd...........................  16,700    256,778
    Kita-Nippon Bank, Ltd. (The)......................     300      8,477
    Kitagawa Iron Works Co., Ltd......................   5,000     11,925
    Kitz Corp.........................................   7,500     34,270
    Kiyo Bank, Ltd. (The).............................   1,000     14,614
    Koa Corp..........................................   1,400     12,723
    Kobayashi Pharmaceutical Co., Ltd.................     600     47,065
    Kobe Steel, Ltd................................... 161,000    249,034
    Kohnan Shoji Co., Ltd.............................   1,900     25,816
    Koito Manufacturing Co., Ltd......................   1,100     43,215
    Kokuyo Co., Ltd...................................   4,400     45,698
    Komatsu, Ltd......................................  26,000    480,452
    Konami Corp.......................................   2,800     58,394
    Konica Minolta, Inc...............................  14,000    174,483
#   Konishi Co., Ltd..................................     300      5,704

                                     1158

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Kose Corp.........................................    900 $ 87,447
    Kubota Corp....................................... 17,000  290,745
    Kubota Corp. Sponsored ADR........................  1,000   85,600
    Kumagai Gumi Co., Ltd.............................  9,000   25,391
    Kura Corp.........................................  1,000   30,810
    Kurabo Industries, Ltd............................ 13,000   27,237
    Kuraray Co., Ltd.................................. 11,300  133,213
#   Kureha Corp....................................... 10,000   37,747
    Kurimoto, Ltd.....................................  8,000   16,188
    Kurita Water Industries, Ltd......................  4,700  102,714
    Kuroda Electric Co., Ltd..........................  1,800   34,336
    Kusuri No Aoki Co., Ltd...........................  1,400   72,556
    KYB Co., Ltd...................................... 13,000   44,200
    Kyocera Corp......................................  3,600  185,362
    Kyocera Corp. Sponsored ADR.......................  2,000  102,840
#   Kyoei Steel, Ltd..................................  1,500   25,959
#   Kyokuto Kaihatsu Kogyo Co., Ltd...................  2,700   29,155
    Kyokuto Securities Co., Ltd.......................  1,500   21,937
#   Kyokuyo Co., Ltd..................................  2,000    4,517
    KYORIN Holdings, Inc..............................  2,000   38,961
#   Kyoritsu Maintenance Co., Ltd.....................    960   68,085
    Kyosan Electric Manufacturing Co., Ltd............  2,000    6,027
    Kyowa Exeo Corp...................................  4,900   59,657
    Kyowa Hakko Kirin Co., Ltd........................  5,000   81,359
    Kyudenko Corp.....................................  4,000   70,201
*   Kyushu Electric Power Co., Inc....................  9,500  134,619
    Lasertec Corp.....................................  1,500   18,962
    Lawson, Inc.......................................  1,800  133,886
    LEC, Inc..........................................    400    4,391
*   Leopalace21 Corp..................................  5,500   30,076
    Life Corp.........................................  1,400   42,731
    Lintec Corp.......................................  1,100   23,742
#   Lion Corp......................................... 11,000   94,579
    LIXIL Group Corp..................................  7,400  148,356
    M3, Inc...........................................  4,800  113,109
*   Macnica Fuji Electronics Holdings, Inc............  2,500   30,977
    Maeda Corp........................................  7,000   47,381
    Maeda Road Construction Co., Ltd..................  3,000   55,103
#   Makino Milling Machine Co., Ltd...................  7,000   60,931
    Makita Corp.......................................  1,200   66,249
    Mandom Corp.......................................  1,000   41,346
    Mars Engineering Corp.............................    300    5,139
    Marubeni Corp..................................... 40,700  226,190
    Marubun Corp......................................    800    6,174
    Marudai Food Co., Ltd.............................  1,000    3,960
    Maruha Nichiro Corp...............................  1,300   21,355
    Marui Group Co., Ltd.............................. 12,700  177,567
    Marusan Securities Co., Ltd.......................  3,900   43,602
    Maruwa Co., Ltd...................................    700   15,833
    Marvelous, Inc....................................  3,000   34,949
    Matsui Securities Co., Ltd........................  2,200   20,129
    Max Co., Ltd......................................  2,000   21,617
    Mazda Motor Corp.................................. 19,500  382,504

                                     1159

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
#   McDonald's Holdings Co. Japan, Ltd................   1,100 $   23,426
    Medipal Holdings Corp.............................   2,600     46,293
    Megachips Corp....................................   2,600     29,186
    Megmilk Snow Brand Co., Ltd.......................   2,100     32,968
    Meidensha Corp....................................   7,000     23,467
    Meiko Network Japan Co., Ltd......................   1,200     13,303
    Meitec Corp.......................................     300     11,839
    Melco Holdings, Inc...............................   1,400     24,464
    Message Co., Ltd..................................     300      8,843
#   Michinoku Bank, Ltd. (The)........................   9,000     15,828
    Micronics Japan Co., Ltd..........................     800     17,468
    Milbon Co., Ltd...................................     800     31,630
    Mimasu Semiconductor Industry Co., Ltd............   1,000      8,941
    Minato Bank, Ltd. (The)...........................   8,000     19,939
    Minebea Co., Ltd..................................  10,000    156,385
    Miraca Holdings, Inc..............................   2,000     92,054
    Mirait Holdings Corp..............................   2,600     29,834
    Misawa Homes Co., Ltd.............................   1,700     13,804
    MISUMI Group, Inc.................................   1,800     22,226
    Mitani Corp.......................................   1,000     26,178
    Mito Securities Co., Ltd..........................     800      2,876
    Mitsuba Corp......................................   2,000     44,247
    Mitsubishi Chemical Holdings Corp.................  59,400    387,680
    Mitsubishi Corp...................................  17,880    385,793
    Mitsubishi Electric Corp..........................  36,000    386,649
    Mitsubishi Estate Co., Ltd........................  18,000    399,737
    Mitsubishi Gas Chemical Co., Inc..................  14,369     79,709
    Mitsubishi Heavy Industries, Ltd..................  65,000    343,665
    Mitsubishi Logistics Corp.........................   3,000     43,587
    Mitsubishi Materials Corp.........................  44,000    159,283
    Mitsubishi Motors Corp............................  25,600    217,628
*   Mitsubishi Paper Mills, Ltd.......................  11,000      7,986
    Mitsubishi Pencil Co., Ltd........................     600     29,609
    Mitsubishi Steel Manufacturing Co., Ltd...........   3,000      6,145
    Mitsubishi Tanabe Pharma Corp.....................   4,200     69,929
    Mitsubishi UFJ Financial Group, Inc............... 184,100  1,339,711
    Mitsubishi UFJ Financial Group, Inc. ADR..........  25,043    183,565
    Mitsuboshi Belting Co., Ltd.......................   4,000     31,820
    Mitsui & Co., Ltd.................................  11,800    153,107
    Mitsui Chemicals, Inc.............................  65,000    243,459
    Mitsui Engineering & Shipbuilding Co., Ltd........  21,000     36,563
    Mitsui Fudosan Co., Ltd...........................  10,000    284,454
    Mitsui Home Co., Ltd..............................   3,000     14,174
    Mitsui Mining & Smelting Co., Ltd.................  28,000     68,839
#   Mitsui OSK Lines, Ltd.............................  49,000    146,960
    Mitsui Sugar Co., Ltd.............................   8,000     34,533
    Mitsui-Soko Holdings Co., Ltd.....................   7,000     22,810
    Miura Co., Ltd....................................   5,100     55,426
    Miyazaki Bank, Ltd. (The).........................   7,000     22,633
    Mizuho Financial Group, Inc....................... 285,240    621,969
    Mizuho Financial Group, Inc. ADR..................  28,400    126,948
    Mizuno Corp.......................................   6,000     28,751
    Mochida Pharmaceutical Co., Ltd...................     400     22,190

                                     1160

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
#   Modec, Inc........................................     400 $  5,554
    MonotaRO Co., Ltd.................................   1,500   78,951
    Morinaga & Co., Ltd...............................  11,000   47,966
    Morinaga Milk Industry Co., Ltd...................  14,000   57,242
#   Morita Holdings Corp..............................   3,000   30,076
    Mory Industries, Inc..............................   2,000    6,209
    MS&AD Insurance Group Holdings, Inc...............  11,352  357,501
    Murata Manufacturing Co., Ltd.....................   3,700  548,164
    Musashi Seimitsu Industry Co., Ltd................   1,700   30,952
    Nabtesco Corp.....................................   5,400  118,578
    Nachi-Fujikoshi Corp..............................   9,000   44,905
    Nagase & Co., Ltd.................................   2,000   25,505
    Nagoya Railroad Co., Ltd..........................   8,000   30,039
    Nakamuraya Co., Ltd...............................   1,000    3,815
    Nakanishi, Inc....................................   1,000   39,849
    Nankai Electric Railway Co., Ltd..................  21,000  105,648
    Nanto Bank, Ltd. (The)............................   3,000   10,105
    Natori Co., Ltd...................................     500    6,043
    NEC Corp.......................................... 130,000  415,198
    NEC Networks & System Integration Corp............   1,600   33,516
    NET One Systems Co., Ltd..........................   3,200   19,657
    Nexon Co., Ltd....................................   3,700   50,663
    NGK Insulators, Ltd...............................   6,000  153,778
    NGK Spark Plug Co., Ltd...........................   8,000  211,775
    NH Foods, Ltd.....................................   5,000  121,527
    NHK Spring Co., Ltd...............................   3,000   31,776
    Nichi-iko Pharmaceutical Co., Ltd.................   2,000   68,780
    Nichia Steel Works, Ltd...........................   1,000    2,584
    Nichias Corp......................................   4,000   23,449
    Nichicon Corp.....................................   2,700   19,728
    Nichiha Corp......................................   2,000   29,794
#   Nichii Gakkan Co..................................   3,100   27,155
    Nichirei Corp.....................................  10,000   65,242
    Nidec Corp........................................   1,400  125,169
    Nidec Corp. ADR...................................   7,900  176,644
    Nifco, Inc........................................   3,100  133,942
    Nihon Kohden Corp.................................   2,800   62,111
    Nihon M&A Center, Inc.............................   1,400   57,645
#   Nihon Nohyaku Co., Ltd............................   4,000   36,859
    Nihon Parkerizing Co., Ltd........................   2,000   18,542
    Nihon Unisys, Ltd.................................   2,700   28,793
    Nihon Yamamura Glass Co., Ltd.....................   3,000    4,453
    Nikkiso Co., Ltd..................................   3,000   29,052
#   Nikon Corp........................................  13,200  157,010
    Nippo Corp........................................   3,000   52,772
    Nippon Chemi-Con Corp.............................   6,000   16,280
    Nippon Coke & Engineering Co., Ltd................   3,500    3,245
    Nippon Denko Co., Ltd.............................   2,000    4,562
    Nippon Densetsu Kogyo Co., Ltd....................   2,000   35,708
    Nippon Electric Glass Co., Ltd....................  22,000  106,750
    Nippon Express Co., Ltd...........................   2,000   10,573
    Nippon Flour Mills Co., Ltd.......................   7,000   46,569
    Nippon Gas Co., Ltd...............................   1,900   62,968

                                     1161

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------- --------
JAPAN -- (Continued)
    Nippon Kayaku Co., Ltd.................................   7,000 $ 70,910
    Nippon Koei Co., Ltd...................................   4,000   14,774
    Nippon Konpo Unyu Soko Co., Ltd........................   2,700   46,681
    Nippon Light Metal Holdings Co., Ltd...................  33,000   54,782
    Nippon Paint Holdings Co., Ltd.........................   4,000  114,649
    Nippon Paper Industries Co., Ltd.......................   4,900   80,399
    Nippon Parking Development Co., Ltd....................   9,600   13,095
    Nippon Road Co., Ltd. (The)............................   5,000   25,265
#   Nippon Sharyo, Ltd.....................................   8,000   24,311
#*  Nippon Sheet Glass Co., Ltd............................  51,800   53,420
    Nippon Shokubai Co., Ltd...............................   8,000  118,149
    Nippon Signal Co., Ltd.................................   2,700   28,579
    Nippon Soda Co., Ltd...................................   8,000   47,828
    Nippon Steel & Sumikin Bussan Corp.....................   8,000   27,104
    Nippon Steel & Sumitomo Metal Corp..................... 195,800  462,494
    Nippon Suisan Kaisha, Ltd..............................  14,400   45,365
    Nippon Synthetic Chemical Industry Co., Ltd. (The).....   4,000   25,297
    Nippon Telegraph & Telephone Corp......................   5,800  223,374
    Nippon Telegraph & Telephone Corp. ADR.................  11,312  436,983
    Nippon Thompson Co., Ltd...............................   3,000   14,799
    Nippon Valqua Industries, Ltd..........................   3,000    7,835
#*  Nippon Yakin Kogyo Co., Ltd............................   2,000    3,517
    Nippon Yusen K.K.......................................  63,405  173,323
    Nipro Corp.............................................   5,500   58,103
    Nishi-Nippon City Bank, Ltd. (The).....................  32,000   97,180
    Nishi-Nippon Railroad Co., Ltd.........................   6,000   29,674
    Nishimatsu Construction Co., Ltd.......................  13,000   47,460
    Nishimatsuya Chain Co., Ltd............................   2,600   25,012
    Nishio Rent All Co., Ltd...............................     800   20,482
    Nissan Chemical Industries, Ltd........................   5,700  125,000
    Nissan Motor Co., Ltd..................................  56,100  533,765
    Nissan Shatai Co., Ltd.................................   4,000   50,696
#   Nissha Printing Co., Ltd...............................   2,300   41,020
    Nisshin Oillio Group, Ltd. (The).......................   2,000    8,642
    Nisshin Seifun Group, Inc..............................   7,880  112,941
    Nisshin Steel Co., Ltd.................................   3,700   42,804
    Nisshinbo Holdings, Inc................................   5,000   55,389
    Nissin Electric Co., Ltd...............................   6,000   35,949
    Nissin Foods Holdings Co., Ltd.........................     500   22,532
    Nissin Kogyo Co., Ltd..................................   2,100   32,901
    Nitori Holdings Co., Ltd...............................     700   62,755
    Nitta Corp.............................................     800   20,475
    Nitto Boseki Co., Ltd..................................   8,000   42,804
    Nitto Denko Corp.......................................   5,600  423,824
    Nitto Kogyo Corp.......................................     700   15,459
    NOF Corp...............................................   6,000   49,685
    Nohmi Bosai, Ltd.......................................   3,000   34,716
    NOK Corp...............................................   3,200   93,732
    Nomura Holdings, Inc...................................  55,500  397,430
#   Nomura Holdings, Inc. ADR..............................  37,788  272,074
    Nomura Real Estate Holdings, Inc.......................   2,400   47,860
    Nomura Research Institute, Ltd.........................   2,200   90,236
    Noritake Co., Ltd......................................  10,000   23,384

                                     1162

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Noritz Corp.......................................  2,100 $ 34,514
    North Pacific Bank, Ltd........................... 14,500   63,686
    NS United Kaiun Kaisha, Ltd.......................  7,000   15,807
    NSD Co., Ltd......................................  1,840   24,709
    NSK, Ltd.......................................... 19,900  256,798
    NTN Corp.......................................... 22,000  124,922
    NTT Data Corp.....................................  4,200  200,672
    NTT DOCOMO, Inc................................... 36,600  772,821
    NTT DOCOMO, Inc. Sponsored ADR....................  6,786  142,981
    NTT Urban Development Corp........................  5,700   56,023
    Obara Group, Inc..................................    800   37,192
    Obayashi Corp..................................... 26,000  200,102
    Odakyu Electric Railway Co., Ltd.................. 10,000  100,020
    Ohara, Inc........................................    300    1,454
    Ohsho Food Service Corp...........................    600   20,124
    Oiles Corp........................................  1,800   29,156
    Oita Bank, Ltd. (The).............................  6,000   25,875
    Oji Holdings Corp................................. 32,000  139,914
    Okabe Co., Ltd....................................  1,600   12,794
    Okamura Corp......................................  3,000   26,682
    Okinawa Cellular Telephone Co.....................    700   21,394
    Okinawa Electric Power Co., Inc. (The)............    750   18,740
    OKUMA Corp........................................  2,000   19,384
    Okumura Corp......................................  7,000   34,691
    Okura Industrial Co., Ltd.........................  2,000    5,436
    Okuwa Co., Ltd....................................  2,000   16,418
    Olympus Corp......................................  8,400  321,413
    Omron Corp........................................  4,900  191,998
    Onoken Co., Ltd...................................  1,100   10,232
    Onward Holdings Co., Ltd..........................  4,000   25,924
    Open House Co., Ltd...............................  1,200   19,923
    Oracle Corp. Japan................................    800   33,668
#   Organo Corp.......................................  2,000    8,128
#   Origin Electric Co., Ltd..........................  2,000    6,286
    Osaka Gas Co., Ltd................................ 47,000  187,932
    Osaka Steel Co., Ltd..............................    600    9,932
    OSAKA Titanium Technologies Co., Ltd..............  1,200   31,293
#   Osaki Electric Co., Ltd...........................  1,000    5,311
    OSG Corp..........................................  4,000   85,217
    Otsuka Corp.......................................  1,800   94,474
    Otsuka Holdings Co., Ltd..........................  4,400  157,982
    Pacific Industrial Co., Ltd.......................  2,100   20,507
#*  Pacific Metals Co., Ltd...........................  7,000   21,219
    Pal Co., Ltd......................................    100    3,155
    Paltac Corp.......................................  2,000   38,930
    PanaHome Corp.....................................  5,000   31,466
    Panasonic Corp.................................... 37,500  438,163
    Panasonic Corp. Sponsored ADR..................... 24,160  281,947
    Paramount Bed Holdings Co., Ltd...................    800   23,889
    Parco Co., Ltd....................................    200    1,988
    Paris Miki Holdings, Inc..........................  2,800   10,569
    Park24 Co., Ltd...................................  1,700   30,910
    Penta-Ocean Construction Co., Ltd.................  9,500   38,883

                                     1163

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Pigeon Corp.......................................  4,200 $127,708
    Pilot Corp........................................  1,000   39,061
    Piolax, Inc.......................................    500   25,767
*   Pioneer Corp...................................... 22,000   41,147
    Plenus Co., Ltd...................................  1,100   18,512
    Pola Orbis Holdings, Inc..........................    600   36,657
#   Press Kogyo Co., Ltd..............................  6,000   26,204
    Prima Meat Packers, Ltd...........................  5,000   16,404
    Pronexus, Inc.....................................    600    4,112
    Raito Kogyo Co., Ltd..............................  3,300   24,656
    Rakuten, Inc......................................  9,400  151,058
    Relo Holdings, Inc................................    600   64,435
    Rengo Co., Ltd.................................... 12,000   46,460
    Resona Holdings, Inc.............................. 46,000  252,895
#   Resorttrust, Inc..................................  2,800   69,194
    Ricoh Co., Ltd.................................... 36,800  363,059
    Ricoh Leasing Co., Ltd............................    600   19,112
    Riken Corp........................................  5,000   18,906
    Ringer Hut Co., Ltd...............................  2,000   47,240
    Rinnai Corp.......................................  1,000   70,690
    Riso Kagaku Corp..................................  2,800   53,357
    Rohto Pharmaceutical Co., Ltd.....................  3,000   53,265
    Roland DG Corp....................................    700   17,155
    Round One Corp....................................  8,000   39,353
    Royal Holdings Co., Ltd...........................  1,800   31,431
    Ryobi, Ltd........................................  9,000   36,789
    Ryoden Trading Co., Ltd...........................  2,000   15,759
#   Ryosan Co., Ltd...................................  1,400   36,166
    Saibu Gas Co., Ltd................................ 11,000   26,076
    Saizeriya Co., Ltd................................  1,800   41,895
    Sakai Chemical Industry Co., Ltd..................  7,000   22,746
    Sakata Seed Corp..................................  1,800   33,153
    San-A Co., Ltd....................................  1,400   72,540
    San-Ai Oil Co., Ltd...............................  4,000   27,924
#   Sanden Holdings Corp..............................  6,000   25,589
    Sangetsu Co., Ltd.................................  2,000   32,953
    Sanken Electric Co., Ltd..........................  6,000   33,357
    Sankyo Co., Ltd...................................  1,700   64,479
#   Sankyo Tateyama, Inc..............................  1,400   20,714
    Sankyu, Inc.......................................  8,000   45,403
#   Sanrio Co., Ltd...................................  1,400   38,906
    Santen Pharmaceutical Co., Ltd....................  4,000   58,848
    Sanyo Chemical Industries, Ltd....................  2,000   14,506
    Sanyo Electric Railway Co., Ltd...................  7,000   26,646
    Sanyo Shokai, Ltd.................................  9,000   24,671
    Sanyo Special Steel Co., Ltd......................  3,000   13,192
    Sapporo Holdings, Ltd............................. 15,000   57,065
    Sato Holdings Corp................................    500   11,859
    Sawai Pharmaceutical Co., Ltd.....................  1,500   91,815
    SBI Holdings, Inc.................................  8,900  123,591
    SCREEN Holdings Co., Ltd.......................... 10,000   52,548
    SCSK Corp.........................................  1,743   62,371
    Secom Co., Ltd....................................  3,400  228,739

                                     1164

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Sega Sammy Holdings, Inc..........................  3,600 $   44,914
    Seiko Epson Corp.................................. 12,600    222,617
#   Seiko Holdings Corp...............................  7,000     37,463
    Seino Holdings Co., Ltd...........................  2,000     23,003
    Seiren Co., Ltd...................................  1,800     17,818
    Sekisui Chemical Co., Ltd......................... 22,000    244,091
    Sekisui House, Ltd................................ 31,400    466,454
    Sekisui Jushi Corp................................  2,000     27,127
    Sekisui Plastics Co., Ltd.........................  5,000     18,091
    Senko Co., Ltd....................................  2,320     15,335
#   Senshukai Co., Ltd................................  1,600     10,478
    Seria Co., Ltd....................................  1,100     49,628
    Seven & I Holdings Co., Ltd....................... 11,700    539,854
    Seven Bank, Ltd................................... 11,400     54,295
#*  Sharp Corp........................................ 78,000    103,211
#   Shibuya Kogyo Co., Ltd............................  1,400     24,724
    Shiga Bank, Ltd. (The)............................ 14,000     74,505
    Shikoku Bank, Ltd. (The)..........................  6,000     12,960
    Shikoku Chemicals Corp............................  2,000     17,445
    Shikoku Electric Power Co., Inc...................  5,600     94,238
    Shima Seiki Manufacturing, Ltd....................    300      4,671
    Shimachu Co., Ltd.................................  1,100     30,490
    Shimadzu Corp..................................... 12,000    178,635
    Shimano, Inc......................................    900    124,770
    Shimizu Corp...................................... 15,000    131,549
    Shin-Etsu Chemical Co., Ltd.......................  6,200    370,760
    Shindengen Electric Manufacturing Co., Ltd........  1,000      4,640
    Shinko Electric Industries Co., Ltd...............  4,200     31,334
#   Shinko Plantech Co., Ltd..........................  2,900     23,930
    Shinmaywa Industries, Ltd.........................  4,000     40,487
    Shinsei Bank, Ltd................................. 40,000     87,390
    Shionogi & Co., Ltd...............................  1,100     43,824
    Ship Healthcare Holdings, Inc.....................  2,500     52,982
    Shiroki Corp......................................  5,000     14,502
    Shiseido Co., Ltd................................. 16,300    394,269
    Shizuoka Bank, Ltd. (The)......................... 15,000    169,434
    Shizuoka Gas Co., Ltd.............................  3,000     21,498
    Showa Corp........................................  1,800     16,573
    Showa Denko KK.................................... 63,000     77,661
    Showa Sangyo Co., Ltd.............................  5,000     20,773
    Showa Shell Sekiyu K.K............................  9,600     90,150
#   Siix Corp.........................................    600     14,588
    Sinanen Co., Ltd..................................  4,000     15,162
    Sintokogio, Ltd...................................  4,000     34,309
    SKY Perfect JSAT Holdings, Inc....................  6,900     34,636
    SMC Corp..........................................    400    101,328
    SMS Co., Ltd......................................  2,000     28,169
    Sodick Co., Ltd...................................  1,800     13,652
    SoftBank Group Corp............................... 19,584  1,082,511
    Sojitz Corp....................................... 62,600    144,434
    Sompo Japan Nipponkoa Holdings, Inc...............  8,100    285,386
*   Sony Corp.........................................  9,100    257,952
*   Sony Corp. Sponsored ADR.......................... 14,427    409,005

                                     1165

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Sony Financial Holdings, Inc......................  3,200 $   61,171
#   Sotetsu Holdings, Inc............................. 12,000     70,686
    St Marc Holdings Co., Ltd.........................  1,200     41,767
    Stanley Electric Co., Ltd.........................  2,300     49,100
    Star Micronics Co., Ltd...........................    700     10,716
    Start Today Co., Ltd..............................  2,500     80,017
    Starts Corp., Inc.................................  1,600     27,462
    Starzen Co., Ltd..................................  3,000      9,727
    Sugi Holdings Co., Ltd............................  1,200     61,128
#   Sumco Corp........................................  3,000     29,952
    Suminoe Textile Co., Ltd..........................  5,000     13,135
    Sumitomo Bakelite Co., Ltd........................  9,000     37,650
    Sumitomo Chemical Co., Ltd........................ 87,231    497,614
    Sumitomo Corp..................................... 12,800    145,310
    Sumitomo Dainippon Pharma Co., Ltd................  3,400     40,658
    Sumitomo Electric Industries, Ltd................. 27,900    416,119
    Sumitomo Forestry Co., Ltd........................  9,900    117,406
    Sumitomo Heavy Industries, Ltd.................... 31,000    156,459
    Sumitomo Metal Mining Co., Ltd.................... 18,000    242,014
    Sumitomo Mitsui Construction Co., Ltd............. 25,800     32,428
    Sumitomo Mitsui Financial Group, Inc.............. 23,800  1,073,237
    Sumitomo Mitsui Trust Holdings, Inc............... 88,000    408,727
    Sumitomo Osaka Cement Co., Ltd.................... 18,000     67,486
    Sumitomo Realty & Development Co., Ltd............  1,000     35,078
    Sumitomo Rubber Industries, Ltd...................  5,300     79,860
#   Sumitomo Seika Chemicals Co., Ltd.................  4,000     27,377
    Sumitomo Warehouse Co., Ltd. (The)................  8,000     43,221
#   Sun Frontier Fudousan Co., Ltd....................  1,300     10,507
    Suntory Beverage & Food, Ltd......................  2,500    105,605
    Suruga Bank, Ltd..................................  4,000     85,892
    Suzuken Co., Ltd..................................  3,190    112,872
    Suzuki Motor Corp.................................  4,900    170,579
    Sysmex Corp.......................................  6,500    420,617
    T Hasegawa Co., Ltd...............................  1,500     21,829
    T&D Holdings, Inc................................. 15,500    236,030
    Tachi-S Co., Ltd..................................  1,500     20,768
    Tadano, Ltd.......................................  4,000     64,447
    Taiheiyo Cement Corp.............................. 65,000    214,307
    Taiho Kogyo Co., Ltd..............................    200      2,592
    Taikisha, Ltd.....................................  1,200     26,690
    Taisei Corp....................................... 33,000    193,924
    Taiyo Holdings Co., Ltd...........................  1,000     40,445
    Taiyo Nippon Sanso Corp...........................  3,000     35,235
    Taiyo Yuden Co., Ltd..............................  4,800     60,130
    Takara Holdings, Inc..............................  4,000     32,904
    Takara Leben Co., Ltd.............................  3,100     16,424
    Takara Standard Co., Ltd..........................  5,000     35,032
    Takasago International Corp.......................  2,000      8,857
    Takasago Thermal Engineering Co., Ltd.............  3,000     39,898
    Takashimaya Co., Ltd.............................. 13,000    124,360
#*  Takata Corp.......................................  1,000     10,118
    Takeda Pharmaceutical Co., Ltd....................  7,000    352,179
    Takeuchi Manufacturing Co., Ltd...................    500     30,720

                                     1166

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Tamron Co., Ltd...................................  1,000 $ 20,882
    Tamura Corp.......................................  4,000   14,309
    Tatsuta Electric Wire and Cable Co., Ltd..........  4,900   19,945
    Tayca Corp........................................  3,000   12,744
    TDK Corp..........................................  4,700  328,645
    TDK Corp. Sponsored ADR...........................  1,200   85,128
    Teijin, Ltd....................................... 70,000  255,477
    Terumo Corp.......................................  7,800  201,076
    THK Co., Ltd......................................  3,800   73,615
    Toa Corp.......................................... 13,000   22,001
    Toagosei Co., Ltd.................................  3,500   27,186
#*  Tobishima Corp.................................... 13,200   21,486
    Tobu Railway Co., Ltd.............................  9,000   43,271
    TOC Co., Ltd......................................  2,800   17,785
    Tochigi Bank, Ltd. (The)..........................  5,000   27,725
    Toda Corp......................................... 11,000   50,358
    Toei Co., Ltd.....................................  5,000   35,797
    Toho Bank, Ltd. (The).............................  6,000   26,314
    Toho Co., Ltd.(6895200)...........................  1,700   40,221
    Toho Co., Ltd.(6895211)...........................    200    3,951
    Toho Gas Co., Ltd................................. 19,000  113,505
    Toho Holdings Co., Ltd............................  2,900   72,132
    Toho Zinc Co., Ltd................................  5,000   14,117
    Tohoku Electric Power Co., Inc....................  6,000   87,978
    Tokai Carbon Co., Ltd.............................  8,000   23,264
    TOKAI Holdings Corp...............................  4,600   19,102
    Tokai Rika Co., Ltd...............................  2,800   70,353
    Token Corp........................................    120    7,847
    Tokio Marine Holdings, Inc........................  8,700  362,295
    Tokushu Tokai Paper Co., Ltd......................  4,000   10,392
#*  Tokuyama Corp..................................... 18,000   32,799
    Tokyo Dome Corp...................................  8,000   33,658
*   Tokyo Electric Power Co., Inc..................... 12,500   89,667
    Tokyo Electron, Ltd...............................  3,400  187,700
    Tokyo Energy & Systems, Inc.......................  2,000   18,137
    Tokyo Gas Co., Ltd................................ 56,000  302,352
    Tokyo Seimitsu Co., Ltd...........................  2,100   41,666
    Tokyo Steel Manufacturing Co., Ltd................    400    2,741
    Tokyo Tatemono Co., Ltd...........................  8,000  111,947
    Tokyo TY Financial Group, Inc.....................    585   18,576
    Tokyu Corp........................................ 19,000  139,631
    Tokyu Fudosan Holdings Corp....................... 14,000  105,626
    TOMONY Holdings, Inc..............................  7,000   31,022
#   Tomy Co., Ltd.....................................  7,000   38,591
    Tonami Holdings Co., Ltd..........................  3,000   10,161
    TonenGeneral Sekiyu K.K...........................  6,000   59,990
#   Topcon Corp.......................................  3,900   87,472
    Toppan Forms Co., Ltd.............................  2,200   29,841
    Toppan Printing Co., Ltd.......................... 19,000  165,109
    Topre Corp........................................  2,800   54,221
    Topy Industries, Ltd..............................  8,000   18,825
    Toray Industries, Inc............................. 43,000  342,167
    Toshiba Corp...................................... 52,000  158,937

                                     1167

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Toshiba Machine Co., Ltd..........................  8,000 $   31,011
    Toshiba Plant Systems & Services Corp.............  2,000     23,549
    Toshiba TEC Corp..................................  2,000     10,488
    Tosoh Corp........................................ 23,000    119,901
    Totetsu Kogyo Co., Ltd............................  1,300     25,554
    TOTO, Ltd......................................... 11,000    179,049
    Towa Bank, Ltd. (The)............................. 35,000     33,286
#   Towa Corp.........................................  5,200     37,389
#   Towa Pharmaceutical Co., Ltd......................    200     15,288
    Toyo Construction Co., Ltd........................  2,700     10,292
#   Toyo Engineering Corp.............................  4,000     10,226
    Toyo Ink SC Holdings Co., Ltd.....................  9,000     35,833
#   Toyo Kanetsu K.K..................................  8,000     14,511
#   Toyo Kohan Co., Ltd...............................  3,000     13,577
    Toyo Seikan Group Holdings, Ltd...................  8,800    137,122
    Toyo Tanso Co., Ltd...............................  1,200     18,279
    Toyo Tire & Rubber Co., Ltd.......................  6,000    131,499
    Toyobo Co., Ltd................................... 70,000    104,393
    Toyoda Gosei Co., Ltd.............................  3,600     79,547
    Toyota Boshoku Corp...............................  4,500     81,608
    Toyota Motor Corp................................. 22,255  1,481,955
    Toyota Motor Corp. Sponsored ADR.................. 11,495  1,534,123
    Toyota Tsusho Corp................................  8,000    202,787
    TPR Co., Ltd......................................  1,400     41,002
    Trancom Co., Ltd..................................    800     45,756
    Transcosmos, Inc..................................  1,400     37,024
    Trusco Nakayama Corp..............................    400     14,667
    TS Tech Co., Ltd..................................  1,900     53,582
    Tsubakimoto Chain Co..............................  7,000     59,693
    Tsugami Corp......................................  1,000      4,577
    Tsukuba Bank, Ltd.................................  5,900     19,250
    Tsukui Corp.......................................  4,000     30,963
#   Tsumura & Co......................................  2,300     48,221
    Tsuruha Holdings, Inc.............................  1,200    105,349
#   UACJ Corp......................................... 14,000     33,049
    Ube Industries, Ltd............................... 49,000     85,701
    UKC Holdings Corp.................................    600     12,657
    Ulvac, Inc........................................  4,200     60,658
    Unicharm Corp..................................... 13,000    312,098
    Unipres Corp......................................  1,300     24,926
    United Arrows, Ltd................................  1,600     63,791
*   United Super Markets Holdings, Inc................  2,700     25,291
#   Universal Entertainment Corp......................    600     15,075
    Unizo Holdings Co., Ltd...........................    700     31,550
#   UNY Group Holdings Co., Ltd.......................  7,400     51,138
*   Usen Corp.........................................  9,900     28,715
    Ushio, Inc........................................  5,500     67,384
    USS Co., Ltd......................................  2,200     38,631
    Valor Co., Ltd....................................  1,200     29,430
    Vital KSK Holdings, Inc...........................  1,000      7,569
    VT Holdings Co., Ltd..............................  6,800     42,177
    Wacoal Holdings Corp..............................  4,000     51,047
#   Wacom Co., Ltd....................................  4,400     16,303

                                     1168

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
JAPAN -- (Continued)
    Wakita & Co., Ltd.................................  2,800 $    26,879
#*  WATAMI Co., Ltd...................................  1,700      13,965
    Welcia Holdings Co., Ltd..........................    600      30,675
    West Japan Railway Co.............................  3,300     236,829
    Xebio Co., Ltd....................................  1,700      32,113
    Yahoo Japan Corp.................................. 13,500      59,064
    Yaizu Suisankagaku Industry Co., Ltd..............    200       1,634
    Yakult Honsha Co., Ltd............................  1,300      86,263
#   Yamada Denki Co., Ltd............................. 49,400     188,764
#   Yamagata Bank, Ltd. (The)......................... 10,000      42,178
#   Yamaguchi Financial Group, Inc.................... 10,000     133,513
    Yamaha Corp.......................................  7,900     185,933
    Yamaha Motor Co., Ltd.............................  6,700     152,006
    Yamanashi Chuo Bank, Ltd. (The)...................  9,000      41,226
    Yamato Holdings Co., Ltd..........................  4,700     104,166
    Yamato Kogyo Co., Ltd.............................  1,600      37,562
    Yamazaki Baking Co., Ltd..........................  2,000      31,862
    Yamazen Corp......................................  3,900      32,805
    Yaoko Co., Ltd....................................    400      19,766
    Yaskawa Electric Corp.............................  7,700      91,265
    Yasuda Logistics Corp.............................  1,500      12,695
    Yellow Hat, Ltd...................................    400       8,115
    Yokogawa Bridge Holdings Corp.....................  2,300      21,204
    Yokogawa Electric Corp............................  9,200     103,205
    Yokohama Reito Co., Ltd...........................  3,900      30,674
    Yokohama Rubber Co., Ltd. (The)...................  5,500     108,774
    Yondenko Corp.....................................  2,000       6,972
    Yorozu Corp.......................................    600      12,386
    Yoshinoya Holdings Co., Ltd.......................    500       6,005
    Yuasa Trading Co., Ltd............................  1,500      35,347
*   Zensho Holdings Co., Ltd..........................  5,600      54,228
    Zeon Corp......................................... 11,000     106,574
    ZERIA Pharmaceutical Co., Ltd.....................  1,100      16,080
                                                              -----------
TOTAL JAPAN...........................................         83,632,319
                                                              -----------
NETHERLANDS -- (3.1%)
    Aalberts Industries NV............................  5,384     168,879
    Aegon NV.......................................... 92,033     707,894
    Akzo Nobel NV..................................... 15,023   1,074,971
*   AMG Advanced Metallurgical Group NV...............  3,569      30,029
    Amsterdam Commodities NV..........................  1,121      28,921
#*  APERAM SA.........................................  2,305      84,911
    Arcadis NV........................................  1,691      44,342
    ArcelorMittal(B295F26)............................ 35,056     316,205
    ArcelorMittal(B03XPL1)............................  4,051      36,566
    ASM International NV..............................  2,193      98,607
    ASML Holding NV(B929F46)..........................  1,373     136,475
#   ASML Holding NV(B908F01)..........................  3,126     310,005
    BE Semiconductor Industries NV....................  1,352      32,152
    Beter Bed Holding NV..............................    515      12,616
    BinckBank NV......................................  2,442      23,131
    Boskalis Westminster NV...........................  4,599     224,695
    Brunel International NV...........................  1,064      20,829

                                     1169

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
NETHERLANDS -- (Continued)
    Corbion NV........................................   2,669 $    56,098
    Delta Lloyd NV....................................  11,309     200,560
*   Fugro NV..........................................   3,604      75,385
#   Gemalto NV........................................   3,558     305,301
*   Grontmij NV.......................................   4,628      22,756
*   Heijmans NV.......................................   1,353      16,559
    Heineken NV.......................................   4,475     351,912
    Hunter Douglas NV.................................     235      10,065
    ING Groep NV......................................   5,671      96,448
    ING Groep NV Sponsored ADR........................  80,336   1,364,105
    KAS Bank NV.......................................     625       7,972
    Kendrion NV.......................................   1,050      31,329
    Koninklijke Ahold NV..............................  29,187     580,878
*   Koninklijke BAM Groep NV..........................  12,170      56,379
    Koninklijke DSM NV................................  11,620     663,147
#   Koninklijke KPN NV................................ 172,463     681,415
    Koninklijke Philips NV(500472303).................  12,437     345,873
    Koninklijke Philips NV(5986622)...................  17,265     481,110
    Koninklijke Ten Cate NV...........................   1,168      31,496
    Koninklijke Vopak NV..............................   2,984     155,889
    Nederland Apparatenfabriek........................     620      23,103
*   PostNL NV.........................................  19,131      81,907
    Randstad Holding NV...............................   5,090     347,607
    RELX NV...........................................  44,774     745,176
    RELX NV Sponsored ADR.............................   8,127     135,149
#*  Royal Imtech NV...................................   2,566       8,113
*   SBM Offshore NV...................................  14,256     173,446
    Sligro Food Group NV..............................     404      15,534
*   Telegraaf Media Groep NV..........................     581       3,022
    TKH Group NV......................................   1,615      69,299
    TNT Express NV....................................   8,337      69,773
*   TomTom NV.........................................   4,250      45,955
    Unilever NV(904784709)............................  26,624   1,193,554
    Unilever NV(B12T3J1)..............................   4,559     204,235
    USG People NV.....................................   1,366      20,854
    Wessanen..........................................   4,831      51,778
    Wolters Kluwer NV.................................  19,600     648,733
                                                               -----------
TOTAL NETHERLANDS.....................................          12,723,143
                                                               -----------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd..............................   7,011      12,212
    Auckland International Airport, Ltd...............  19,632      70,076
*   Chorus, Ltd. ADR..................................     880       8,246
    Contact Energy, Ltd...............................  10,120      33,059
    Ebos Group, Ltd...................................   2,665      19,167
    Fisher & Paykel Healthcare Corp., Ltd.............  13,276      65,683
    Fletcher Building, Ltd.(6341606)..................  13,458      70,324
    Fletcher Building, Ltd.(6341617)..................   1,711       8,976
    Freightways, Ltd..................................   8,232      31,394
    Infratil, Ltd.....................................  20,130      42,915
#   Kathmandu Holdings, Ltd...........................   8,976      10,064
#   Mainfreight, Ltd..................................   3,098      31,188
    Metlifecare, Ltd..................................   2,076       6,645
*   New Zealand Refining Co., Ltd. (The)..............   7,267      14,483

                                     1170

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
NEW ZEALAND -- (Continued)
    Nuplex Industries, Ltd............................  5,854 $ 17,573
#   Port of Tauranga, Ltd.............................  1,623   18,884
    Ryman Healthcare, Ltd.............................  5,755   31,899
    SKY Network Television, Ltd.......................  8,043   32,485
    SKYCITY Entertainment Group, Ltd.................. 13,047   38,048
    Spark New Zealand, Ltd............................ 80,083  156,403
    Steel & Tube Holdings, Ltd........................  4,051    7,594
    Summerset Group Holdings, Ltd.....................  1,432    3,949
    Trade Me Group, Ltd............................... 12,648   28,290
#   TrustPower, Ltd...................................  3,375   17,450
*   Xero, Ltd.........................................  2,290   26,757
                                                              --------
TOTAL NEW ZEALAND.....................................         803,764
                                                              --------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA.................... 10,039    9,207
#*  Akastor ASA.......................................  3,915    5,328
    Aker ASA Class A..................................    951   19,842
    Aker Solutions ASA................................  3,915   15,582
    American Shipping ASA.............................  3,443   18,398
*   Archer, Ltd....................................... 14,654    3,771
    Atea ASA..........................................  2,131   18,402
    Austevoll Seafood ASA.............................  5,066   26,344
    Bakkafrost P/F....................................  1,935   58,741
    BW Offshore, Ltd.................................. 28,042   16,753
*   Det Norske Oljeselskap ASA........................  2,204   13,512
    DNB ASA........................................... 17,316  282,293
#*  DNO ASA........................................... 28,000   26,008
*   DOF ASA...........................................  1,800    1,522
*   Dolphin Group A.S................................. 13,567    2,005
    Ekornes ASA.......................................    454    5,587
    Farstad Shipping ASA..............................    124      363
*   Fred Olsen Energy ASA.............................  3,684   17,124
    Gjensidige Forsikring ASA.........................  4,722   75,879
    Golar LNG, Ltd....................................    568   24,464
#   Hexagon Composites ASA............................  6,571   19,480
    Hoegh LNG Holdings, Ltd...........................  1,560   24,985
*   Kongsberg Automotive ASA.......................... 23,789   14,864
#   Kongsberg Gruppen ASA.............................  1,943   32,547
    Kvaerner ASA......................................  5,584    3,215
    Leroy Seafood Group ASA...........................    940   32,326
    Marine Harvest ASA................................  2,735   33,762
#*  Nordic Semiconductor ASA..........................  8,606   54,981
    Norsk Hydro ASA................................... 47,783  178,193
#*  Norske Skogindustrier ASA.........................  2,500      816
#*  Norwegian Air Shuttle ASA.........................  1,098   47,379
#   Opera Software ASA................................  2,172   17,343
    Orkla ASA......................................... 16,184  128,983
    Petroleum Geo-Services ASA........................ 12,608   57,409
    Prosafe SE........................................ 11,461   33,448
#*  REC Silicon ASA................................... 77,614   13,979
    Salmar ASA........................................  2,031   32,116
    Schibsted ASA.....................................  2,038   71,208

                                     1171

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
NORWAY -- (Continued)
*   Schibsted ASA Class B.............................     2,038 $   66,616
*   Songa Offshore....................................     6,531        820
    SpareBank 1 SMN...................................     2,099     16,250
    SpareBank 1 SR-Bank ASA...........................     6,486     38,503
    Statoil ASA.......................................    35,304    595,177
#   Statoil ASA Sponsored ADR.........................    34,685    586,523
    Stolt-Nielsen, Ltd................................     1,153     18,628
*   Storebrand ASA....................................    20,185     81,303
*   Subsea 7 SA.......................................    13,700    120,030
    Telenor ASA.......................................    17,226    378,386
#   TGS Nopec Geophysical Co. ASA.....................     4,411     92,789
    Tomra Systems ASA.................................     4,410     39,053
    Veidekke ASA......................................     5,045     56,134
    Wilh Wilhelmsen ASA...............................     3,408     19,882
    Wilh Wilhelmsen Holding ASA Class A...............        88      1,898
    Yara International ASA............................     3,434    170,856
                                                                 ----------
TOTAL NORWAY..........................................            3,721,007
                                                                 ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.....................................     8,166     34,696
*   Banco Comercial Portugues SA...................... 1,071,296     82,086
*   Banco Espirito Santo SA...........................    18,689         --
    EDP--Energias de Portugal SA......................    72,522    268,241
    EDP Renovaveis SA.................................    10,535     77,085
    Galp Energia SGPS SA..............................    23,298    269,450
    Jeronimo Martins SGPS SA..........................    12,062    179,267
#   Mota-Engil SGPS SA................................     4,412     11,719
    NOS SGPS SA.......................................    10,831     91,656
    Portucel SA.......................................    21,719     82,676
    REN--Redes Energeticas Nacionais SGPS SA..........    13,627     40,834
    Sonae SGPS SA.....................................    30,547     42,348
                                                                 ----------
TOTAL PORTUGAL........................................            1,180,058
                                                                 ----------
SINGAPORE -- (1.0%)
    Banyan Tree Holdings, Ltd.........................    47,000     16,947
#*  Biosensors International Group, Ltd...............    28,000     14,191
*   Boustead Projects, Ltd............................     5,100      3,212
    Boustead Singapore, Ltd...........................    17,000     14,882
    Bukit Sembawang Estates, Ltd......................     5,000     17,935
    Bund Center Investment, Ltd.......................    21,000      3,031
    CapitaLand, Ltd...................................    59,000    138,453
    Chip Eng Seng Corp., Ltd..........................    45,000     24,266
    City Developments, Ltd............................    17,000    115,698
    ComfortDelGro Corp., Ltd..........................    81,000    177,753
#   Cosco Corp. Singapore, Ltd........................    21,000      5,968
    CSE Global, Ltd...................................    38,000     14,816
    CWT, Ltd..........................................    21,000     34,303
    Dairy Farm International Holdings, Ltd............     2,000     16,529
    DBS Group Holdings, Ltd...........................     6,991    102,923
#   Ezion Holdings, Ltd...............................    51,800     32,569
#*  Ezra Holdings, Ltd................................    75,402      7,396
    First Resources, Ltd..............................    33,000     45,655

                                     1172

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
SINGAPORE -- (Continued)
    Genting Hong Kong, Ltd............................  96,000 $ 33,300
    Genting Singapore P.L.C...........................  36,500   23,389
    Global Logistic Properties, Ltd...................  42,300   70,947
*   GMG Global, Ltd...................................  30,400    9,318
    Great Eastern Holdings, Ltd.......................   2,000   33,831
    GuocoLand, Ltd....................................  17,666   29,481
    GuocoLeisure, Ltd.................................  43,000   28,805
    Ho Bee Land, Ltd..................................  17,000   24,911
    Hongkong Land Holdings, Ltd.......................   2,000   15,388
    Hutchison Port Holdings Trust..................... 153,000   91,828
#   Hyflux, Ltd.......................................  26,000   15,891
    Indofood Agri Resources, Ltd......................  18,000    7,676
    Jardine Cycle & Carriage, Ltd.....................   1,888   40,664
    k1 Ventures, Ltd..................................  21,000    3,057
    Keppel Corp., Ltd.................................  25,700  140,399
    Keppel Infrastructure Trust.......................   1,685      638
    Keppel Telecommunications & Transportation, Ltd...   3,000    3,225
    Lian Beng Group, Ltd..............................  30,000   12,134
#*  Linc Energy, Ltd..................................  14,004    1,496
    M1, Ltd...........................................  11,000   25,075
    Mandarin Oriental International, Ltd..............   6,800   10,783
#   Midas Holdings, Ltd...............................  71,000   16,275
#   Nam Cheong, Ltd...................................  80,000   13,386
    Noble Group, Ltd.................................. 191,000   63,388
    NSL, Ltd..........................................   2,000    2,112
    Olam International, Ltd...........................  14,000   18,761
#   OSIM International, Ltd...........................  15,000   17,438
#   OUE Hospitality Trust.............................   2,167    1,438
    OUE, Ltd..........................................  13,000   18,351
#   Oversea-Chinese Banking Corp., Ltd................  42,998  322,444
    Petra Foods, Ltd..................................  17,000   35,537
    Raffles Education Corp., Ltd......................   5,310    1,119
    Raffles Medical Group, Ltd........................  13,144   45,919
    SATS, Ltd.........................................  32,460   89,085
    SembCorp Industries, Ltd..........................  28,700   74,649
#   SembCorp Marine, Ltd..............................  53,500  101,674
    Sheng Siong Group, Ltd............................  39,700   25,871
    Sinarmas Land, Ltd................................  66,000   26,689
    Singapore Airlines, Ltd...........................  19,000  148,636
    Singapore Exchange, Ltd...........................  17,500  101,740
    Singapore Post, Ltd...............................  45,900   65,361
    Singapore Press Holdings, Ltd.....................  35,000  106,634
    Singapore Technologies Engineering, Ltd...........  40,000   95,635
    Singapore Telecommunications, Ltd................. 160,900  480,548
    SMRT Corp., Ltd...................................  13,800   13,918
    Stamford Land Corp., Ltd..........................  32,000   13,404
    StarHub, Ltd......................................  24,700   68,963
    Super Group, Ltd..................................  18,000   13,178
#*  Swiber Holdings, Ltd.............................. 100,500   10,873
    Tat Hong Holdings, Ltd............................  24,000    8,855
    United Engineers, Ltd.............................  16,000   29,018
    United Industrial Corp., Ltd......................  35,700   87,170
    United Overseas Bank, Ltd.........................  16,359  264,829

                                     1173

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SINGAPORE -- (Continued)
    UOB-Kay Hian Holdings, Ltd........................  11,000 $   12,027
    UOL Group, Ltd....................................  14,451     70,600
#*  Vard Holdings, Ltd................................  23,000      7,612
    Venture Corp., Ltd................................  14,000     80,108
    Wilmar International, Ltd.........................  17,000     39,642
    Wing Tai Holdings, Ltd............................  13,510     18,564
*   Yongnam Holdings, Ltd.............................  28,250      8,436
                                                               ----------
TOTAL SINGAPORE.......................................          4,028,650
                                                               ----------
SPAIN -- (2.7%)
    Abengoa SA........................................   1,793      4,479
    Abengoa SA Class B................................  19,125     42,885
    Abertis Infraestructuras SA.......................  18,600    304,574
    Acciona SA........................................   1,551    125,347
    Acerinox SA.......................................   6,387     77,886
    ACS Actividades de Construccion y Servicios SA....   6,000    201,350
    Adveo Group International SA......................     590      5,119
    Almirall SA.......................................   2,303     45,291
    Amadeus IT Holding SA Class A.....................  13,848    604,556
    Atresmedia Corp de Medios de Comunicacion SA......   2,220     33,429
#   Banco Bilbao Vizcaya Argentaria SA................  33,401    338,694
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..  93,538    946,607
    Banco de Sabadell SA.............................. 151,897    346,060
#   Banco Popular Espanol SA..........................  75,226    345,471
    Banco Santander SA................................ 174,100  1,203,851
    Banco Santander SA Sponsored ADR..................  45,159    307,533
    Bankia SA......................................... 106,115    140,242
    Bankinter SA......................................  19,356    149,399
*   Baron de Ley......................................     128     12,699
    Bolsas y Mercados Espanoles SHMSF SA..............   3,931    162,339
    CaixaBank SA......................................  33,767    150,691
*   Caja de Ahorros del Mediterraneo..................     233         --
*   Cementos Portland Valderrivas SA..................     155      1,304
    Cie Automotive SA.................................   2,547     40,273
    Construcciones y Auxiliar de Ferrocarriles SA.....      77     21,886
    Distribuidora Internacional de Alimentacion SA....  16,825    105,300
    Duro Felguera SA..................................   6,898     27,483
    Ebro Foods SA.....................................   1,697     33,848
    Elecnor SA........................................       3         30
    Enagas SA.........................................  11,846    332,538
    Ence Energia y Celulosa SA........................  11,101     40,071
    Faes Farma SA.....................................   8,337     23,149
    Ferrovial SA......................................   8,316    202,240
*   Fomento de Construcciones y Contratas SA..........   1,468     15,147
    Gamesa Corp. Tecnologica SA.......................   9,484    150,198
    Gas Natural SDG SA................................   8,394    182,187
    Grifols SA........................................   2,651    117,146
    Grupo Catalana Occidente SA.......................   1,384     42,948
    Iberdrola SA...................................... 139,680    985,197
    Indra Sistemas SA.................................   5,229     58,734
    Industria de Diseno Textil SA.....................  13,614    466,798
    Mapfre SA.........................................  32,803    105,588
    Mediaset Espana Comunicacion SA...................   3,538     44,479

                                     1174

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SPAIN -- (Continued)
    Melia Hotels International SA.....................  3,189 $    45,883
    Miquel y Costas & Miquel SA.......................    531      19,204
*   NH Hotel Group SA.................................  8,316      50,417
    Obrascon Huarte Lain SA...........................  1,609      26,759
    Papeles y Cartones de Europa SA...................  2,357      13,514
*   Pescanova SA......................................  1,279          --
*   Promotora de Informaciones SA Class A.............    157       1,434
    Prosegur Cia de Seguridad SA...................... 11,835      62,677
*   Realia Business SA................................  8,376       6,826
    Red Electrica Corp. SA............................  3,067     244,899
    Repsol SA......................................... 20,148     338,616
    Repsol SA Sponsored ADR...........................  4,855      81,418
*   Sacyr SA.......................................... 11,109      38,316
    Tecnicas Reunidas SA..............................  1,107      56,367
    Telefonica SA..................................... 69,284   1,062,732
    Telefonica SA Sponsored ADR....................... 17,483     267,140
    Tubacex SA........................................  5,015      13,660
    Tubos Reunidos SA.................................  1,662       2,320
    Vidrala SA........................................    520      25,509
    Viscofan SA.......................................  1,659      99,145
*   Vocento SA........................................    844       1,842
    Zardoya Otis SA...................................  9,073      99,603
                                                              -----------
TOTAL SPAIN...........................................         11,103,327
                                                              -----------
SWEDEN -- (3.1%)
#   AAK AB............................................  1,283      86,904
    AddTech AB Class B................................  2,966      43,993
    AF AB Class B.....................................  3,170      44,396
    Alfa Laval AB.....................................  7,045     129,570
    Assa Abloy AB Class B............................. 21,705     440,716
    Atlas Copco AB Class A............................ 17,376     475,216
    Atlas Copco AB Class B............................ 10,812     265,866
#   Atrium Ljungberg AB Class B.......................  2,034      28,060
    Avanza Bank Holding AB............................  1,203      50,029
    Axfood AB.........................................  2,764      47,132
    B&B Tools AB Class B..............................  1,109      16,533
    Beijer Alma AB....................................    765      16,950
    Beijer Ref AB Class B.............................    522      10,935
    Betsson AB........................................  3,966      66,495
    Bilia AB..........................................  1,984      39,879
    BillerudKorsnas AB................................  2,884      44,303
    BioGaia AB Class B................................    462      14,991
    Bjorn Borg AB.....................................    385       1,379
    Boliden AB........................................ 18,626     343,961
    Byggmax Group AB..................................  3,589      32,646
    Castellum AB......................................  6,807      97,054
    Clas Ohlson AB Class B............................  1,454      26,910
*   Cloetta AB Class B................................  6,574      19,731
    Concentric AB.....................................  1,936      22,275
*   Doro AB...........................................  4,193      20,458
    Duni AB...........................................  2,923      38,936
    Electrolux AB Series B............................  7,766     222,946
#   Elekta AB Class B................................. 23,332     154,786

                                     1175

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SWEDEN -- (Continued)
#*  Eniro AB.......................................... 10,524 $  1,263
    Fabege AB.........................................  7,102   98,558
    Getinge AB Class B................................ 11,323  277,749
    Gunnebo AB........................................  1,977    8,970
    Haldex AB.........................................  3,031   37,151
    Hennes & Mauritz AB Class B....................... 17,804  708,373
#   Hexagon AB Class B................................  7,915  255,751
    Hexpol AB......................................... 13,474  144,534
    HIQ International AB..............................  2,384   12,237
    Holmen AB Class B.................................  3,136   89,467
    Hufvudstaden AB Class A...........................    111    1,435
#   Husqvarna AB Class A..............................  3,992   28,989
    Husqvarna AB Class B.............................. 20,853  151,956
    ICA Gruppen AB....................................  3,806  138,897
    Industrial & Financial Systems Class B............  1,168   39,175
#   Indutrade AB......................................  1,191   58,176
    Intrum Justitia AB................................  3,214  109,299
    JM AB.............................................  4,593  121,604
    Kungsleden AB.....................................  6,798   45,529
    Lagercrantz AB Class B............................    480   11,050
    Lindab International AB...........................  2,338   17,617
    Loomis AB Class B.................................  2,177   60,997
*   Lundin Petroleum AB...............................  9,610  139,326
    Meda AB Class A................................... 10,350  168,660
*   Medivir AB Class B................................  1,257   13,338
    Mekonomen AB......................................  1,588   39,560
#   Millicom International Cellular SA................  1,493  109,184
    Modern Times Group MTG AB Class B.................  1,582   44,888
    Mycronic AB.......................................  9,882   62,293
    NCC AB Class A....................................    392   11,622
    NCC AB Class B....................................  5,374  160,625
    NetEnt AB.........................................  1,119   52,077
    New Wave Group AB Class B.........................  2,987   15,294
    Nibe Industrier AB Class B........................  4,348  122,540
    Nobia AB..........................................  6,331   74,261
    Nolato AB Class B.................................  1,124   27,566
    Nordea Bank AB.................................... 38,734  482,270
    Nordnet AB Class B................................  4,675   18,599
    Peab AB........................................... 11,052   83,691
    Ratos AB Class B..................................  6,988   43,742
    Rezidor Hotel Group AB............................  6,804   30,927
    Saab AB Class B...................................  2,478   59,753
    Sandvik AB........................................ 39,660  401,864
#*  SAS AB............................................  6,947   12,297
    Securitas AB Class B.............................. 20,750  297,863
    Skandinaviska Enskilda Banken AB Class A.......... 30,209  363,670
    Skanska AB Class B................................ 11,826  249,046
    SKF AB Class A....................................  2,127   41,458
    SKF AB Class B.................................... 18,753  366,798
    SkiStar AB........................................  1,243   14,602
#*  SSAB AB Class A(BPRBWK4)..........................  1,911    9,073
#*  SSAB AB Class A(B17H0S8)..........................  9,370   44,612
*   SSAB AB Class B(BPRBWM6)..........................  4,879   20,523

                                     1176

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SWEDEN -- (Continued)
*   SSAB AB Class B(B17H3F6)..........................  8,498 $    35,287
    Svenska Cellulosa AB SCA Class A..................  1,455      41,288
    Svenska Cellulosa AB SCA Class B.................. 23,902     680,118
    Svenska Handelsbanken AB Class A.................. 14,511     222,081
#   Sweco AB Class B..................................    881      12,100
    Swedbank AB Class A............................... 14,494     339,510
    Swedish Match AB.................................. 10,627     325,504
*   Swedish Orphan Biovitrum AB.......................  3,893      51,246
    Systemair AB......................................    348       5,297
    Tele2 AB Class B.................................. 11,365     118,281
    Telefonaktiebolaget LM Ericsson Class A...........  1,595      16,046
    Telefonaktiebolaget LM Ericsson Class B........... 51,438     549,977
    Telefonaktiebolaget LM Ericsson Sponsored ADR..... 12,610     135,305
    TeliaSonera AB.................................... 73,390     446,008
    Trelleborg AB Class B.............................  8,996     155,375
    Unibet Group P.L.C................................  1,240      79,636
    Vitrolife AB......................................  1,098      22,168
    Volvo AB Class A..................................  7,466      88,267
    Volvo AB Class B.................................. 28,960     343,493
    Wallenstam AB Class B.............................  7,446      53,947
    Wihlborgs Fastigheter AB..........................  2,227      38,393
                                                              -----------
TOTAL SWEDEN..........................................         12,563,176
                                                              -----------
SWITZERLAND -- (7.3%)
    ABB, Ltd.......................................... 37,898     770,846
#   ABB, Ltd. Sponsored ADR........................... 37,621     762,954
    Actelion, Ltd.....................................  2,103     310,998
    Adecco SA.........................................  6,851     571,801
*   AFG Arbonia-Forster Holding AG....................    960      16,661
    Allreal Holding AG................................    448      64,031
#   Alpiq Holding AG..................................     48       4,050
    ams AG............................................  2,742     118,902
    Ascom Holding AG..................................  2,178      39,485
    Autoneum Holding AG...............................    181      37,342
    Baloise Holding AG................................  1,892     241,057
    Bank Coop AG......................................    211       9,259
    Banque Cantonale Vaudoise.........................     96      62,239
    Barry Callebaut AG................................     47      52,543
    Basler Kantonalbank...............................    208      15,704
    Belimo Holding AG.................................     10      22,805
#   Berner Kantonalbank AG............................    157      30,043
    Bobst Group SA....................................    718      31,582
    Bossard Holding AG Class A........................    343      38,287
#   Bucher Industries AG..............................    223      54,365
    Burckhardt Compression Holding AG.................    133      50,236
    Burkhalter Holding AG.............................    229      24,962
    Calida Holding AG.................................    274      10,838
*   Charles Voegele Holding AG........................    527       5,564
    Chocoladefabriken Lindt & Sprungli AG.............      2     133,505
    Cie Financiere Richemont SA.......................  9,547     824,034
    Clariant AG....................................... 13,120     261,721
    Coltene Holding AG................................    282      20,248
    Conzzeta AG.......................................     72      46,736

                                     1177

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SWITZERLAND -- (Continued)
    Credit Suisse Group AG............................ 22,505 $  663,915
#   Credit Suisse Group AG Sponsored ADR.............. 13,942    410,592
    Daetwyler Holding AG..............................    441     54,572
    DKSH Holding AG...................................  1,238     92,878
*   Dufry AG..........................................  1,066    147,826
    Emmi AG...........................................    147     48,719
    EMS-Chemie Holding AG.............................    350    170,476
    Energiedienst Holding AG..........................    195      5,243
    Feintool International Holding AG.................    280     27,797
    Flughafen Zuerich AG..............................    107     87,829
    Forbo Holding AG..................................     23     28,011
    Galenica AG.......................................    238    270,931
    GAM Holding AG....................................  1,835     38,519
    Gategroup Holding AG..............................    959     35,434
    Geberit AG........................................  1,394    482,190
    Georg Fischer AG..................................    173    115,365
    Givaudan SA.......................................    414    770,101
    Helvetia Holding AG...............................    239    131,148
    Huber & Suhner AG.................................    684     29,640
    Implenia AG.......................................    843     50,571
    Inficon Holding AG................................    107     31,773
*   Interroll Holding AG..............................     25     16,043
    Intershop Holding AG..............................     64     26,543
    Julius Baer Group, Ltd............................  4,837    267,582
    Kaba Holding AG Class B...........................    165    105,566
    Kardex AG.........................................    470     27,536
    Komax Holding AG..................................    142     24,719
    Kudelski SA.......................................  2,490     39,399
    Kuehne + Nagel International AG...................  1,614    222,809
    Kuoni Reisen Holding AG...........................    123     34,184
*   LafargeHolcim, Ltd.(BZ3DNX4)......................  5,439    376,682
    LafargeHolcim, Ltd.(7110753)......................  8,634    600,740
    LEM Holding SA....................................     36     27,212
    Liechtensteinische Landesbank AG..................    694     27,583
    Logitech International SA.........................  7,268    104,561
    Lonza Group AG....................................  2,815    408,047
    Luzerner Kantonalbank AG..........................    100     36,784
    Metall Zug AG.....................................      9     24,325
#*  Meyer Burger Technology AG........................  3,607     31,056
    Mobilezone Holding AG.............................  2,139     36,998
    Mobimo Holding AG.................................    288     61,252
    Nestle SA......................................... 33,974  2,570,136
    Novartis AG....................................... 13,637  1,415,031
    Novartis AG ADR................................... 20,867  2,164,951
    OC Oerlikon Corp. AG..............................  1,482     18,175
*   Orascom Development Holding AG....................    654      8,016
    Orior AG..........................................    397     22,231
    Panalpina Welttransport Holding AG................    379     47,180
    Partners Group Holding AG.........................    705    235,733
    Phoenix Mecano AG.................................     30     15,067
*   Plazza AG.........................................     72     15,364
    Rieter Holding AG.................................    198     29,837
    Roche Holding AG(7108918).........................    531    151,954

                                     1178

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SWITZERLAND -- (Continued)
    Roche Holding AG(7110388)......................... 15,909 $ 4,596,471
    Schindler Holding AG..............................    551      89,535
    Schweiter Technologies AG.........................     15      11,574
    SGS SA............................................    163     310,934
    Siegfried Holding AG..............................     67      12,047
    Sika AG...........................................    114     413,293
    Sonova Holding AG.................................  1,546     220,088
    St Galler Kantonalbank AG.........................     77      28,983
    Straumann Holding AG..............................    419     123,967
    Sulzer AG.........................................  1,178     120,963
    Swatch Group AG (The)(7184725)....................    893     384,587
    Swatch Group AG (The)(7184736)....................  1,228     100,649
    Swiss Life Holding AG.............................  1,203     283,845
    Swiss Re AG.......................................  8,229     740,256
    Swisscom AG.......................................  1,133     658,961
    Swissquote Group Holding SA.......................    501      12,878
    Syngenta AG.......................................  2,005     826,001
    Syngenta AG ADR...................................  1,500     123,525
    Tecan Group AG....................................    432      52,898
    Temenos Group AG..................................  2,679      98,200
    U-Blox AG.........................................    336      70,726
    UBS Group AG(BRJL176)............................. 29,907     687,595
*   UBS Group AG(H42097107)........................... 34,938     805,670
    Valiant Holding AG................................    340      33,751
    Valora Holding AG.................................    187      36,350
    Vaudoise Assurances Holding SA Class B............     47      25,926
    Vetropack Holding AG..............................      6       9,969
*   Von Roll Holding AG...............................  4,126       3,971
    Vontobel Holding AG...............................  1,601      85,167
    VP Bank AG........................................     45       3,912
    Walter Meier AG...................................    300      12,460
    Zehnder Group AG..................................    480      18,091
    Zug Estates Holding AG............................      5       7,287
    Zuger Kantonalbank AG.............................      2       9,324
    Zurich Insurance Group AG.........................  4,059   1,236,004
                                                              -----------
TOTAL SWITZERLAND.....................................         29,775,482
                                                              -----------
UNITED KINGDOM -- (18.5%)
    A.G.BARR P.L.C....................................  1,821      16,059
    Aberdeen Asset Management P.L.C................... 62,354     354,136
    Acacia Mining P.L.C...............................    156         584
    Admiral Group P.L.C...............................  9,283     214,502
#*  Afren P.L.C....................................... 43,528       1,213
*   Aga Rangemaster Group P.L.C.......................    991       2,856
    Aggreko P.L.C..................................... 12,950     242,565
    Alent P.L.C.......................................  9,754      72,168
    Amec Foster Wheeler P.L.C......................... 21,945     280,244
    Amlin P.L.C....................................... 14,651     116,628
    Anglo American P.L.C.............................. 31,855     401,659
    Anglo Pacific Group P.L.C......................... 11,214      14,687
    Antofagasta P.L.C................................. 14,119     124,670
    ARM Holdings P.L.C................................  5,384      84,470
    ARM Holdings P.L.C. Sponsored ADR................. 10,279     483,524

                                     1179

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
#   Ashmore Group P.L.C...............................  20,885 $   86,560
    Ashtead Group P.L.C...............................  25,801    395,647
    Astir Palace Vouliagmeni SA.......................   2,118     54,570
    AstraZeneca P.L.C. Sponsored ADR..................  46,022  1,555,083
    Aviva P.L.C.......................................  92,417    751,463
#   Aviva P.L.C. Sponsored ADR........................  12,893    211,316
    Avon Rubber P.L.C.................................     439      5,519
    Babcock International Group P.L.C.................  13,795    213,423
    BAE Systems P.L.C.................................  97,295    728,465
    Balfour Beatty P.L.C..............................  35,417    130,187
    Bank of Georgia Holdings P.L.C....................   1,539     47,896
    Barclays P.L.C....................................  60,528    272,960
    Barclays P.L.C. Sponsored ADR.....................  70,479  1,267,212
    Barratt Developments P.L.C........................  52,337    517,956
    BBA Aviation P.L.C................................  15,321     70,925
    Beazley P.L.C.....................................  27,575    145,195
    Bellway P.L.C.....................................   8,060    302,868
    Berendsen P.L.C...................................  10,665    170,349
    Berkeley Group Holdings P.L.C.....................   8,921    468,494
    Betfair Group P.L.C...............................     668     29,025
    BG Group P.L.C....................................  65,877  1,120,882
#   BHP Billiton P.L.C. ADR...........................  35,040  1,287,720
    Bloomsbury Publishing P.L.C.......................   3,636      9,264
    Bodycote P.L.C....................................  10,372    110,491
    Booker Group P.L.C................................  11,561     32,278
    Bovis Homes Group P.L.C...........................   5,933    105,691
    BP P.L.C. Sponsored ADR...........................  94,213  3,483,055
    Brammer P.L.C.....................................   6,600     33,435
    Brewin Dolphin Holdings P.L.C.....................  11,579     56,845
    British American Tobacco P.L.C....................   7,802    463,252
    British American Tobacco P.L.C. Sponsored ADR.....  20,985  2,497,215
    British Polythene Industries P.L.C................   1,104     12,248
    Britvic P.L.C.....................................  12,846    137,462
    BT Group P.L.C....................................  94,455    683,571
*   BTG P.L.C.........................................   7,993     81,497
    Bunzl P.L.C.......................................   9,827    281,290
    Burberry Group P.L.C..............................  13,682    343,369
    Bwin.Party Digital Entertainment P.L.C............   8,620     15,452
    Cable & Wireless Communications P.L.C............. 185,123    184,969
    Cape P.L.C........................................   5,529     20,106
    Capita P.L.C......................................  18,336    373,266
    Capital & Regional P.L.C..........................  16,688     16,098
    Carillion P.L.C...................................  11,868     64,059
#   Carnival P.L.C. ADR...............................   4,272    236,412
    Centamin P.L.C....................................  60,983     52,699
    Centrica P.L.C.................................... 138,538    576,208
    Chemring Group P.L.C..............................   7,438     27,356
    Chesnara P.L.C....................................   5,426     28,674
    Cineworld Group P.L.C.............................   8,907     71,122
    Close Brothers Group P.L.C........................   8,413    190,646
    Cobham P.L.C......................................  64,866    264,287
    Coca-Cola HBC AG..................................   6,587    137,390
*   Colt Group SA.....................................  23,480     68,823

                                     1180

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Communisis P.L.C..................................  24,464 $   18,576
    Compass Group P.L.C...............................  35,564    568,873
    Computacenter P.L.C...............................   4,785     56,774
    Connect Group PLC.................................   6,231     14,413
    Consort Medical P.L.C.............................   1,846     26,877
    Costain Group P.L.C...............................   2,451     12,793
    Croda International P.L.C.........................  10,901    516,914
    CSR P.L.C.........................................   6,238     87,457
    Daily Mail & General Trust P.L.C..................  14,971    187,478
    Dairy Crest Group P.L.C...........................   3,168     28,542
    DCC P.L.C.........................................   2,739    216,447
    De La Rue P.L.C...................................   2,414     19,013
    Debenhams P.L.C...................................  27,433     37,548
    Dechra Pharmaceuticals P.L.C......................   3,333     51,191
    Development Securities P.L.C......................   4,283     17,938
    Devro P.L.C.......................................  12,274     58,053
    Diageo P.L.C......................................   9,540    267,432
    Diageo P.L.C. Sponsored ADR.......................  12,384  1,390,847
    Dignity P.L.C.....................................   1,526     58,191
    Diploma P.L.C.....................................   2,091     24,228
    Direct Line Insurance Group P.L.C.................  29,560    168,693
    Dixons Carphone P.L.C.............................  16,356    116,387
    Domino's Pizza Group P.L.C........................   7,241    101,468
    Drax Group P.L.C..................................  20,830     96,959
    DS Smith P.L.C....................................  53,440    333,802
    Dunelm Group P.L.C................................   2,770     38,743
    E2V Technologies P.L.C............................   3,925     13,727
    easyJet P.L.C.....................................   3,573     91,672
    Electrocomponents P.L.C...........................  13,882     43,144
    Elementis P.L.C...................................  28,161    112,691
*   EnQuest P.L.C.....................................  34,923     19,259
*   Enterprise Inns P.L.C.............................  18,852     33,051
    Essentra P.L.C....................................  17,134    243,916
    Euromoney Institutional Investor P.L.C............     754     12,243
*   Evraz P.L.C.......................................  12,350     19,421
    Experian P.L.C....................................  28,731    538,667
    Fenner P.L.C......................................   8,735     22,721
    Ferrexpo P.L.C....................................  10,562      9,525
    Fidessa Group P.L.C...............................     883     33,071
*   Findel P.L.C......................................   1,988      6,212
*   Firstgroup P.L.C..................................   1,273      2,290
    Fortune Oil CVR...................................  50,047        391
    Fresnillo P.L.C...................................   4,173     42,091
    Fuller Smith & Turner P.L.C. Class A..............     636     11,820
    G4S P.L.C.........................................  89,283    382,787
    Galliford Try P.L.C...............................   3,318     91,867
    Gem Diamonds, Ltd.................................   3,300      6,587
    Genus P.L.C.......................................   1,417     31,843
    GKN P.L.C.........................................  95,248    473,123
    GlaxoSmithKline P.L.C.............................   9,599    208,634
    GlaxoSmithKline P.L.C. Sponsored ADR..............  40,109  1,742,335
    Glencore P.L.C.................................... 137,567    445,733
    Go-Ahead Group P.L.C..............................   1,837     73,058

                                     1181

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Grafton Group P.L.C...............................   9,346 $  104,984
    Greencore Group P.L.C.............................  20,358    100,420
    Greene King P.L.C.................................  11,796    159,041
    Greggs P.L.C......................................   6,774    143,335
    Halfords Group P.L.C..............................  12,696    107,654
    Halma P.L.C.......................................  20,385    240,710
    Hargreaves Lansdown P.L.C.........................  11,285    210,675
    Hays P.L.C........................................  74,969    194,898
    Headlam Group P.L.C...............................     999      7,423
    Helical Bar P.L.C.................................   4,365     28,984
    Henderson Group P.L.C.............................  34,976    155,325
    Hikma Pharmaceuticals P.L.C.......................   5,968    222,945
    Hill & Smith Holdings P.L.C.......................   3,774     40,842
    Hiscox, Ltd.......................................  15,205    219,601
*   Hochschild Mining P.L.C...........................   1,326      1,608
    Home Retail Group P.L.C...........................  50,141    127,677
    HomeServe P.L.C...................................   3,471     23,623
    Howden Joinery Group P.L.C........................  34,473    266,393
    HSBC Holdings P.L.C...............................  16,383    147,979
    HSBC Holdings P.L.C. Sponsored ADR................  49,722  2,240,971
    Hunting P.L.C.....................................   7,261     58,061
    ICAP P.L.C........................................  24,324    195,669
    IG Group Holdings P.L.C...........................  23,008    268,476
*   Imagination Technologies Group P.L.C..............   4,965     18,149
    IMI P.L.C.........................................  12,477    206,435
    Imperial Tobacco Group P.L.C......................  30,833  1,618,010
    Inchcape P.L.C....................................  25,989    325,484
*   Indivior P.L.C....................................  13,473     55,535
    Informa P.L.C.....................................  17,293    160,747
    Inmarsat P.L.C....................................  10,496    145,347
    Innovation Group P.L.C............................ 128,346     64,537
    InterContinental Hotels Group P.L.C. ADR..........   6,824    285,460
*   International Consolidated Airlines Group SA......  15,887    132,314
    Interserve P.L.C..................................   3,474     34,973
    Intertek Group P.L.C..............................   6,963    266,093
    Investec P.L.C....................................  32,948    300,496
*   IP Group P.L.C....................................   4,878     15,461
    ITE Group P.L.C...................................   6,026     17,371
    ITV P.L.C.........................................  72,400    316,806
    J Sainsbury P.L.C.................................  71,302    294,532
    James Fisher & Sons P.L.C.........................   1,771     30,758
    Jardine Lloyd Thompson Group P.L.C................   6,010     97,465
    JD Sports Fashion P.L.C...........................   1,648     20,701
    JD Wetherspoon P.L.C..............................   5,996     66,950
    John Menzies P.L.C................................   2,917     23,493
    John Wood Group P.L.C.............................  20,200    196,673
    Johnson Matthey P.L.C.............................   9,374    426,089
    Jupiter Fund Management P.L.C.....................  21,459    157,155
*   KAZ Minerals P.L.C................................   2,895      7,308
    Kcom Group P.L.C..................................  20,072     29,612
    Keller Group P.L.C................................   3,054     50,380
    Kier Group P.L.C..................................   2,508     56,434
    Kingfisher P.L.C..................................  55,545    312,884

                                     1182

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    Ladbrokes P.L.C...................................   4,695 $  8,341
    Laird P.L.C.......................................   7,873   48,408
*   Lamprell P.L.C....................................  15,273   34,737
    Lancashire Holdings, Ltd..........................   4,724   47,524
    Legal & General Group P.L.C....................... 198,527  807,453
*   Liberty Global P.L.C. Class A.....................     118    6,201
*   Liberty Global P.L.C. Series C....................     292   14,331
*   Liberty Global P.L.C. LiLAC Class A...............       6      253
*   Liberty Global P.L.C. LiLAC Class C...............      15      621
    Lloyds Banking Group P.L.C........................ 687,505  895,275
    Lloyds Banking Group P.L.C. ADR...................  53,190  279,779
    London Stock Exchange Group P.L.C.................   2,661  108,240
*   Lonmin P.L.C......................................  22,537   18,319
    Lookers P.L.C.....................................   8,574   21,680
    Low & Bonar P.L.C.................................  19,043   21,068
    Man Group P.L.C...................................  52,508  133,145
    Marks & Spencer Group P.L.C.......................  62,577  531,145
    Marshalls P.L.C...................................   2,042   10,195
    Marston's P.L.C...................................  32,058   78,072
    McBride P.L.C.....................................   7,116   13,342
    Mears Group P.L.C.................................   3,263   19,883
    Meggitt P.L.C.....................................  36,215  262,423
    Melrose Industries P.L.C..........................  35,083  151,357
    Merlin Entertainments P.L.C.......................   9,566   61,956
    Michael Page International P.L.C..................  14,037  119,996
    Micro Focus International P.L.C...................   4,777  104,198
    Millennium & Copthorne Hotels P.L.C...............   1,077    9,377
*   Mitchells & Butlers P.L.C.........................   9,901   58,400
    Mitie Group P.L.C.................................  16,416   82,470
    Mondi P.L.C.......................................  15,560  373,521
    Moneysupermarket.com Group P.L.C..................  14,416   65,923
    Morgan Advanced Materials P.L.C...................  14,219   78,700
    Morgan Sindall Group P.L.C........................   2,809   35,582
    N Brown Group P.L.C...............................   7,241   35,895
    National Express Group P.L.C......................  15,437   72,940
    National Grid P.L.C...............................   7,548  100,454
    National Grid P.L.C. Sponsored ADR................  11,274  751,074
    Next P.L.C........................................   4,390  547,651
    Northgate P.L.C...................................   3,633   31,054
    Novae Group P.L.C.................................     169    1,913
    Old Mutual P.L.C..................................  51,381  169,927
*   Ophir Energy P.L.C................................   4,078    7,378
    Oxford Instruments P.L.C..........................     349    4,979
    Pace P.L.C........................................  21,374  121,124
    PayPoint P.L.C....................................   1,450   22,646
    Pearson P.L.C.....................................     850   15,951
    Pearson P.L.C. Sponsored ADR......................  37,005  690,513
    Pennon Group P.L.C................................  10,595  134,867
    Persimmon P.L.C...................................  21,976  701,256
*   Petra Diamonds, Ltd...............................  10,992   25,782
    Petrofac, Ltd.....................................  23,230  318,197
*   Petropavlovsk P.L.C...............................   2,951      276
    Phoenix Group Holdings............................   5,583   74,238

                                     1183

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
UNITED KINGDOM -- (Continued)
    Playtech P.L.C....................................  6,282 $   88,813
    Premier Farnell P.L.C............................. 22,991     48,694
*   Premier Foods P.L.C...............................  6,960      4,282
*   Premier Oil P.L.C................................. 13,915     29,008
    Prudential P.L.C.................................. 19,483    458,346
    Prudential P.L.C. ADR............................. 16,812    794,535
    PZ Cussons P.L.C..................................  7,054     38,142
    QinetiQ Group P.L.C............................... 15,359     56,800
*   Quintain Estates & Development P.L.C.............. 32,610     67,010
    Randgold Resources, Ltd...........................  3,232    194,974
*   Raven Russia, Ltd.................................  5,190      4,278
    Reckitt Benckiser Group P.L.C..................... 13,473  1,292,036
    Redrow P.L.C......................................  8,714     63,314
    Regus P.L.C....................................... 35,552    155,931
    RELX P.L.C........................................ 12,196    212,685
    RELX P.L.C. Sponsored ADR......................... 28,300    494,967
    Renishaw P.L.C....................................  1,838     59,930
    Rentokil Initial P.L.C............................ 77,757    178,527
    Restaurant Group P.L.C. (The).....................  8,057     84,792
    Rexam P.L.C....................................... 28,054    243,500
    Ricardo P.L.C.....................................  1,818     25,543
    Rightmove P.L.C...................................  4,333    246,202
#   Rio Tinto P.L.C. Sponsored ADR.................... 10,882    420,263
    Rolls-Royce Holdings P.L.C........................ 33,307    412,199
    Rotork P.L.C...................................... 39,520    131,931
    Royal Dutch Shell P.L.C.(B03MLX2).................  2,195     62,916
    Royal Dutch Shell P.L.C.(B03MM40).................  2,289     66,278
#   Royal Dutch Shell P.L.C. ADR(B03MM73)............. 19,892  1,156,720
    Royal Dutch Shell P.L.C. ADR(780259206)........... 17,297    994,232
    Royal Mail P.L.C.................................. 19,583    154,276
    RPC Group P.L.C................................... 17,386    184,580
    RPS Group P.L.C...................................  6,932     23,134
    RSA Insurance Group P.L.C......................... 43,794    351,241
    SABMiller P.L.C................................... 11,172    585,866
    Sage Group P.L.C. (The)........................... 12,091     98,265
    Savills P.L.C.....................................  6,177     94,384
    Schroders P.L.C.(0239581).........................  1,391     52,831
    Schroders P.L.C.(0240549).........................  2,501    123,226
    SDL P.L.C.........................................  2,041     12,771
    Senior P.L.C...................................... 23,911    108,466
    Serco Group P.L.C................................. 12,629     25,386
*   Severfield P.L.C.................................. 19,906     22,391
    Severn Trent P.L.C................................  7,999    275,009
    Shanks Group P.L.C................................ 20,199     31,396
    Shire P.L.C.(B2QKY05).............................  5,784    514,176
    Shire P.L.C.(B39JBM7).............................  3,341    891,412
    SIG P.L.C......................................... 22,719     74,068
    Sky P.L.C......................................... 29,987    533,087
    Sky P.L.C. Sponsored ADR..........................  2,100    149,604
*   Skyepharma P.L.C..................................  3,733     16,312
    Smith & Nephew P.L.C. Sponsored ADR............... 22,655    838,462
    Smiths Group P.L.C................................ 34,495    607,027

                                     1184

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    Soco International P.L.C..........................   9,859 $ 24,293
    Spectris P.L.C....................................   7,078  215,600
    Speedy Hire P.L.C.................................  13,614   10,988
    Spirax-Sarco Engineering P.L.C....................   3,455  178,857
    Spirent Communications P.L.C......................   8,253   12,037
*   Sports Direct International P.L.C.................  13,700  169,195
    SSE P.L.C.........................................  32,678  772,907
    St Ives P.L.C.....................................   1,554    4,305
    St James's Place P.L.C............................   9,119  139,136
    ST Modwen Properties P.L.C........................   5,130   38,128
    Stagecoach Group P.L.C............................  21,827  133,126
    Standard Chartered P.L.C..........................  32,405  495,489
    Standard Life P.L.C...............................  50,615  358,444
    Sthree P.L.C......................................   2,477   15,056
    Synergy Health P.L.C..............................   1,599   43,468
    Synthomer P.L.C...................................  11,780   59,062
#   TalkTalk Telecom Group P.L.C......................  28,185  132,500
    Tate & Lyle P.L.C.................................   4,832   41,071
    Taylor Wimpey P.L.C............................... 160,252  485,700
    Ted Baker P.L.C...................................     921   46,329
    Telecity Group P.L.C..............................  12,078  206,117
    Telecom Plus P.L.C................................   1,277   24,189
    Tesco P.L.C....................................... 178,453  600,126
*   Thomas Cook Group P.L.C...........................  52,643   98,398
    Topps Tiles P.L.C.................................   4,626   11,130
    Travis Perkins P.L.C..............................  15,188  532,548
    Trinity Mirror P.L.C..............................   7,412   15,384
    TT electronics P.L.C..............................  11,738   27,198
    TUI AG(B11LJN4)...................................   3,998   68,676
    TUI AG(5666292)...................................   4,115   70,361
    Tullett Prebon P.L.C..............................   1,288    8,141
    Tullow Oil P.L.C..................................  17,973   68,725
    UBM P.L.C.........................................  19,033  157,774
    UDG Healthcare P.L.C..............................   9,461   74,108
    Ultra Electronics Holdings P.L.C..................   3,594   97,805
    Unilever P.L.C....................................   2,038   92,444
    Unilever P.L.C. Sponsored ADR.....................  17,262  782,486
    UNITE Group P.L.C. (The)..........................  11,473  112,966
    United Utilities Group P.L.C......................  34,901  485,492
    UTV Media P.L.C...................................   2,842    6,878
*   Vectura Group P.L.C...............................   4,989   13,973
    Vedanta Resources P.L.C...........................   3,226   20,070
    Vesuvius P.L.C....................................   2,319   14,791
    Victrex P.L.C.....................................   4,307  130,058
    Vodafone Group P.L.C.............................. 112,651  426,720
    Vodafone Group P.L.C. Sponsored ADR...............   2,548   96,270
    Weir Group P.L.C. (The)...........................   6,032  144,831
    WH Smith P.L.C....................................   5,987  147,635
    Whitbread P.L.C...................................   4,616  373,728
    William Hill P.L.C................................   9,838   62,157
    WM Morrison Supermarkets P.L.C.................... 136,807  389,314
    Wolseley P.L.C....................................   7,106  471,783
    WPP P.L.C.........................................  11,150  256,180

                                     1185

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
#     WPP P.L.C. Sponsored ADR..........................     6,805 $    783,528
      WS Atkins P.L.C...................................     6,281      153,966
      Xaar P.L.C........................................     1,636       13,248
      Xchanging P.L.C...................................     3,063        4,652
      XP Power, Ltd.....................................       435       11,149
                                                                   ------------
TOTAL UNITED KINGDOM....................................             75,745,610
                                                                   ------------
UNITED STATES -- (0.0%)
*     Golden Ocean Group, Ltd...........................     2,010        7,800
      XL Group P.L.C....................................     4,963      188,705
                                                                   ------------
TOTAL UNITED STATES.....................................                196,505
                                                                   ------------
TOTAL COMMON STOCKS.....................................            390,631,529
                                                                   ------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Fuchs Petrolub SE.................................     2,460      106,908
      Henkel AG & Co. KGaA..............................     1,837      217,769
      Jungheinrich AG...................................       253       17,836
      Porsche Automobil Holding SE......................     2,792      210,435
      Sartorius AG......................................        40        8,612
      Sixt SE...........................................       316       11,387
      Volkswagen AG.....................................     3,167      635,215
                                                                   ------------
TOTAL GERMANY...........................................              1,208,162
                                                                   ------------
TOTAL PREFERRED STOCKS..................................              1,208,162
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Duet Group, Ltd. Rights 08/10/15..................    18,316           --
                                                                   ------------
AUSTRIA -- (0.0%)
*     Intercell AG Rights...............................       265           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                     --
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund.................... 1,626,687   18,820,774
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $376,782,916)^^.....           $410,660,465
                                                                   ============

                                     1186

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks.................
     Australia.................. $ 1,140,442 $ 18,560,926      -- $ 19,701,368
     Austria....................          --    1,644,456      --    1,644,456
     Belgium....................     697,748    5,125,957      --    5,823,705
     Canada.....................  28,950,543           --      --   28,950,543
     China......................          --       34,555      --       34,555
     Denmark....................     864,648    6,951,051      --    7,815,699
     Finland....................     349,884    5,862,370      --    6,212,254
     France.....................   1,313,019   34,406,703      --   35,719,722
     Germany....................   2,323,963   24,116,867      --   26,440,830
     Hong Kong..................     398,350    7,778,617      --    8,176,967
     Ireland....................     739,185    1,814,294      --    2,553,479
     Israel.....................     617,722    1,585,611      --    2,203,333
     Italy......................     161,074    9,720,503      --    9,881,577
     Japan......................   5,199,126   78,433,193      --   83,632,319
     Netherlands................   3,664,891    9,058,252      --   12,723,143
     New Zealand................       8,246      795,518      --      803,764
     Norway.....................     677,603    3,043,404      --    3,721,007
     Portugal...................          --    1,180,058      --    1,180,058
     Singapore..................          --    4,028,650      --    4,028,650
     Spain......................   1,602,698    9,500,629      --   11,103,327
     Sweden.....................     136,684   12,426,492      --   12,563,176
     Switzerland................   4,659,738   25,115,744      --   29,775,482
     United Kingdom.............  25,831,053   49,914,557      --   75,745,610
     United States..............     188,705        7,800      --      196,505
  Preferred Stocks..............
     Germany....................          --    1,208,162      --    1,208,162
     Italy......................          --           --      --           --
  Rights/Warrants...............
     Australia..................          --           --      --           --
     Austria....................          --           --      --           --
  Securities Lending Collateral.          --   18,820,774      --   18,820,774
                                 ----------- ------------ ------- ------------
  TOTAL......................... $79,525,322 $331,135,143      -- $410,660,465
                                 =========== ============ ======= ============

                                     1187

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES  VALUE++
                                                       ------ ----------
COMMON STOCKS -- (97.3%)

AUSTRALIA -- (6.1%)
    Alumina, Ltd...................................... 37,687 $   40,756
    Asciano, Ltd...................................... 34,247    203,297
    Aurizon Holdings, Ltd.............................  1,544      5,968
    Australia & New Zealand Banking Group, Ltd........  2,163     51,584
    Bank of Queensland, Ltd...........................  6,312     63,302
    Bendigo & Adelaide Bank, Ltd......................  5,666     54,356
    BHP Billiton, Ltd................................. 43,997    849,468
    BlueScope Steel, Ltd..............................  7,923     20,928
    Boral, Ltd........................................ 15,539     75,271
    Echo Entertainment Group, Ltd..................... 18,272     66,901
#   Fortescue Metals Group, Ltd.......................  7,482     10,111
    Harvey Norman Holdings, Ltd.......................  7,208     23,445
    Incitec Pivot, Ltd................................ 39,877    105,360
    Macquarie Group, Ltd..............................  7,345    439,595
#   Metcash, Ltd......................................    871        730
    National Australia Bank, Ltd...................... 10,048    255,008
    New Hope Corp., Ltd...............................    301        420
*   Newcrest Mining, Ltd.............................. 16,748    138,534
#   Orica, Ltd........................................  4,349     60,916
    Origin Energy, Ltd................................ 13,089    108,306
    Primary Health Care, Ltd..........................  7,694     25,833
*   Qantas Airways, Ltd............................... 25,486     69,643
    QBE Insurance Group, Ltd.......................... 17,908    190,490
    Rio Tinto, Ltd....................................  6,386    245,332
    Santos, Ltd....................................... 33,098    178,453
#   Seven Group Holdings, Ltd.........................  3,080     12,444
#   Sims Metal Management, Ltd........................  3,434     23,627
*   South32, Ltd...................................... 26,474     34,542
    Suncorp Group, Ltd................................ 24,653    256,636
    Tabcorp Holdings, Ltd............................. 16,496     58,284
    Tatts Group, Ltd.................................. 28,433     82,573
    Treasury Wine Estates, Ltd........................ 12,274     51,577
    Wesfarmers, Ltd...................................  8,320    257,517
    Woodside Petroleum, Ltd........................... 14,871    386,670
                                                              ----------
TOTAL AUSTRALIA.......................................         4,447,877
                                                              ----------
AUSTRIA -- (0.1%)
    OMV AG............................................  1,543     41,005
*   Raiffeisen Bank International AG..................  1,529     22,410
                                                              ----------
TOTAL AUSTRIA.........................................            63,415
                                                              ----------
BELGIUM -- (1.6%)
    Ageas.............................................  4,546    187,180
    Colruyt SA........................................  1,084     52,628
    Delhaize Group....................................  3,211    290,724
    KBC Groep NV......................................  2,957    206,193
    Proximus..........................................  1,169     44,067
    Solvay SA.........................................  1,860    248,835
    UCB SA............................................    407     31,492

                                     1188

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
BELGIUM -- (Continued)
    Umicore SA........................................  2,129 $   93,268
                                                              ----------
TOTAL BELGIUM.........................................         1,154,387
                                                              ----------
CANADA -- (6.7%)
    Agrium, Inc.......................................  1,549    158,401
    Bank of Montreal..................................  8,539    477,074
    Barrick Gold Corp................................. 27,799    196,261
#*  BlackBerry, Ltd...................................  7,188     55,730
    Bonavista Energy Corp.............................  1,204      4,511
    Cameco Corp.......................................  4,527     62,167
    Canadian Natural Resources, Ltd.(136385101)....... 10,741    261,866
    Canadian Natural Resources, Ltd.(2171573)......... 11,405    278,356
    Canadian Tire Corp., Ltd. Class A.................  1,800    179,456
    Cenovus Energy, Inc...............................  4,254     62,023
#   Crescent Point Energy Corp.(B67C8W8)..............  5,356     81,127
    Crescent Point Energy Corp.(22576C101)............  2,529     38,390
    Eldorado Gold Corp.(284902103)....................  2,845      9,787
    Eldorado Gold Corp.(2307873)......................  3,127     10,759
    Empire Co., Ltd...................................    891     60,224
    Encana Corp....................................... 20,171    153,098
#   Enerplus Corp.....................................  1,972     12,530
    Ensign Energy Services, Inc.......................  2,603     20,162
    Fairfax Financial Holdings, Ltd...................    634    305,761
    First Quantum Minerals, Ltd....................... 11,339     90,600
#   Genworth MI Canada, Inc...........................    742     17,559
    Goldcorp, Inc.(380956409).........................  2,156     28,632
    Goldcorp, Inc.(2676302)...........................  5,243     69,955
#   Husky Energy, Inc.................................  7,339    134,003
#   Industrial Alliance Insurance & Financial
      Services, Inc...................................  1,800     60,626
*   Kinross Gold Corp................................. 20,200     37,068
*   Lundin Mining Corp................................  7,637     27,562
    Magna International, Inc..........................  2,020    109,754
    Manulife Financial Corp........................... 28,109    497,982
    Maple Leaf Foods, Inc.............................  1,500     26,024
*   MEG Energy Corp...................................  2,200     23,584
#   Pacific Rubiales Energy Corp......................  4,700     13,117
    Pan American Silver Corp..........................    700      4,362
#   Pengrowth Energy Corp.............................  4,191      6,697
#   Penn West Petroleum, Ltd..........................  7,406     10,136
    Precision Drilling Corp.(74022D308)...............  1,991     10,134
#   Precision Drilling Corp.(B5YPLH9).................  4,250     21,610
    Sun Life Financial, Inc...........................  4,337    141,565
    Suncor Energy, Inc................................ 32,505    915,613
    Teck Resources, Ltd. Class B......................  7,945     58,501
    Thomson Reuters Corp..............................  2,478    100,325
    TransAlta Corp.(89346D107)........................  2,845     18,009
#   TransAlta Corp.(2901628)..........................  5,411     34,298
    WSP Global, Inc...................................    800     26,804

                                     1189

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
    Yamana Gold, Inc.................................. 15,600 $   30,893
                                                              ----------
TOTAL CANADA..........................................         4,943,096
                                                              ----------
DENMARK -- (1.7%)
    AP Moeller - Maersk A.S. Class A..................     61    100,823
    AP Moeller - Maersk A.S. Class B..................    160    272,574
    Carlsberg A.S. Class B............................  3,388    295,181
    Danske Bank A.S...................................  4,809    150,351
    DSV A.S...........................................     58      1,985
*   H Lundbeck A.S....................................  1,354     32,026
*   Jyske Bank A.S....................................    656     34,274
    TDC A.S........................................... 18,432    139,046
    Vestas Wind Systems A.S...........................  4,187    228,726
                                                              ----------
TOTAL DENMARK.........................................         1,254,986
                                                              ----------
FINLAND -- (0.8%)
    Fortum Oyj........................................  9,526    167,264
    Kesko Oyj Class B.................................    830     32,306
    Neste Oyj.........................................  1,379     38,421
    Stora Enso Oyj Class R............................ 19,211    180,874
    UPM-Kymmene Oyj...................................  7,501    138,557
                                                              ----------
TOTAL FINLAND.........................................           557,422
                                                              ----------
FRANCE -- (9.2%)
    AXA SA............................................  2,793     73,554
    AXA SA Sponsored ADR.............................. 22,449    590,633
    BNP Paribas SA.................................... 12,321    801,448
    Bollore SA........................................  7,000     38,773
    Bouygues SA.......................................  5,573    204,725
    Casino Guichard Perrachon SA......................  1,584    117,556
#   Cie de Saint-Gobain............................... 12,393    587,147
    Cie Generale des Etablissements Michelin..........  1,987    194,505
    CNP Assurances....................................  4,443     74,672
    Credit Agricole SA................................  7,824    123,108
    Eiffage SA........................................    362     21,772
    Electricite de France SA..........................  4,582    109,041
    Engie............................................. 27,688    530,986
    Lagardere SCA.....................................  1,998     59,753
    Natixis SA........................................ 11,988     87,983
    Orange SA......................................... 41,374    680,613
*   Peugeot SA........................................  9,014    180,314
    Renault SA........................................  6,543    602,334
    Rexel SA..........................................  4,358     68,633
    SCOR SE...........................................  1,823     69,858
    Societe Generale SA............................... 13,157    646,028
    STMicroelectronics NV............................. 16,130    125,957
    Total SA.......................................... 15,254    752,677
    Vallourec SA......................................  2,368     38,753

                                     1190

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ---------
FRANCE -- (Continued)
                                                               ---------
TOTAL FRANCE..........................................         6,780,823
                                                               ---------
GERMANY -- (7.5%)
    Allianz SE........................................   7,432 1,217,455
    Bayerische Motoren Werke AG.......................   6,083   609,977
*   Commerzbank AG....................................  14,877   192,401
    Daimler AG........................................  19,561 1,749,847
    Deutsche Bank AG..................................   9,588   335,772
*   Deutsche Lufthansa AG.............................   4,876    66,241
    E.ON SE...........................................  13,585   179,407
    Fraport AG Frankfurt Airport Services Worldwide...     497    32,632
    Hannover Rueck SE.................................     544    57,754
    HeidelbergCement AG...............................   2,965   225,816
    K+S AG............................................   3,890   159,607
    Metro AG..........................................   3,207   100,966
    Muenchener Rueckversicherungs-Gesellschaft AG.....   1,396   256,555
    Osram Licht AG....................................   1,049    59,592
    RWE AG............................................   1,672    34,822
*   Talanx AG.........................................   1,387    44,258
    Telefonica Deutschland Holding AG.................   7,886    48,910
    Volkswagen AG.....................................     624   126,214
                                                               ---------
TOTAL GERMANY.........................................         5,498,226
                                                               ---------
HONG KONG -- (2.5%)
    Cathay Pacific Airways, Ltd.......................  23,000    54,362
*   Cheung Kong Property Holdings, Ltd................  22,572   188,093
    CK Hutchison Holdings, Ltd........................  15,072   223,721
    Hang Lung Group, Ltd..............................  19,000    85,884
    Hang Lung Properties, Ltd.........................  37,000   106,143
    Henderson Land Development Co., Ltd...............   8,736    57,755
    Hongkong & Shanghai Hotels, Ltd. (The)............   3,500     4,646
    Hopewell Holdings, Ltd............................   5,000    17,248
    Kerry Logistics Network, Ltd......................   3,500     5,413
    Kerry Properties, Ltd.............................  10,000    37,330
    MTR Corp., Ltd....................................  23,500   104,622
    New World Development Co., Ltd.................... 179,865   217,194
    NWS Holdings, Ltd.................................  13,000    19,440
    Orient Overseas International, Ltd................   6,000    29,721
    Shangri-La Asia, Ltd..............................  34,000    43,786
    Sino Land Co., Ltd................................  32,000    49,735
    Sun Hung Kai Properties, Ltd......................  12,093   185,565
    Swire Pacific, Ltd. Class A.......................  12,500   160,246
    Swire Pacific, Ltd. Class B.......................  15,000    35,325
    Wharf Holdings, Ltd. (The)........................  16,000   101,545
    Wheelock & Co., Ltd...............................  19,000    97,697
    Yue Yuen Industrial Holdings, Ltd.................   4,500    14,648
                                                               ---------
TOTAL HONG KONG.......................................         1,840,119
                                                               ---------
IRELAND -- (0.2%)
*   Bank of Ireland................................... 263,954   110,857

                                     1191

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
IRELAND -- (Continued)
    CRH P.L.C. Sponsored ADR..........................    592 $ 17,588
                                                              --------
TOTAL IRELAND.........................................         128,445
                                                              --------
ISRAEL -- (0.4%)
    Bank Hapoalim BM.................................. 24,042  133,675
*   Bank Leumi Le-Israel BM........................... 28,368  123,719
    Elbit Systems, Ltd................................    182   14,989
*   Israel Discount Bank, Ltd. Class A................ 13,386   27,033
    Mizrahi Tefahot Bank, Ltd.........................  1,193   15,306
                                                              --------
TOTAL ISRAEL..........................................         314,722
                                                              --------
ITALY -- (1.3%)
*   Banca Monte dei Paschi di Siena SpA............... 20,713   41,162
*   Banco Popolare SC.................................  1,362   23,581
*   Finmeccanica SpA..................................  3,600   51,873
*   Telecom Italia SpA................................ 73,972   98,021
    UniCredit SpA..................................... 80,188  531,750
    Unione di Banche Italiane SCPA.................... 21,188  171,850
                                                              --------
TOTAL ITALY...........................................         918,237
                                                              --------
JAPAN -- (22.3%)
    77 Bank, Ltd. (The)...............................  5,864   38,150
    Aeon Co., Ltd..................................... 19,700  301,031
    Aisin Seiki Co., Ltd..............................  5,200  210,802
    Alfresa Holdings Corp.............................  3,100   51,916
    Amada Holdings Co., Ltd...........................  5,600   54,852
    Asahi Glass Co., Ltd.............................. 16,000   93,740
    Asahi Kasei Corp.................................. 27,000  205,100
    Bank of Kyoto, Ltd. (The).........................  4,000   47,165
    Bank of Yokohama, Ltd. (The)...................... 22,000  139,789
    Canon Marketing Japan, Inc........................  1,500   23,718
    Chiba Bank, Ltd. (The)............................  9,000   71,712
    Chugoku Bank, Ltd. (The)..........................  3,000   46,860
    Citizen Holdings Co., Ltd.........................  4,700   31,356
    Coca-Cola East Japan Co., Ltd.....................    200    3,680
    Coca-Cola West Co., Ltd...........................  1,800   36,256
*   Cosmo Oil Co., Ltd................................  8,636   13,986
    Dai Nippon Printing Co., Ltd......................  6,000   66,577
    Dai-ichi Life Insurance Co., Ltd. (The)...........  5,700  115,781
    Daido Steel Co., Ltd..............................  4,000   15,170
#   Daihatsu Motor Co., Ltd...........................  2,400   34,084
    Daiichi Sankyo Co., Ltd...........................  1,000   20,477
    Denki Kagaku Kogyo K.K............................  4,000   16,634
    DIC Corp..........................................  3,000    7,060
    Ebara Corp........................................  8,000   36,299
    Fuji Media Holdings, Inc..........................  1,000   12,899
    FUJIFILM Holdings Corp............................  7,100  281,577
    Fukuoka Financial Group, Inc......................  9,000   46,254
    Furukawa Electric Co., Ltd........................  4,000    6,639
    Glory, Ltd........................................  1,800   52,338
    Gunma Bank, Ltd. (The)............................  6,735   50,051
    H2O Retailing Corp................................  1,000   20,870

                                     1192

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Hachijuni Bank, Ltd. (The)........................   7,000 $   54,325
    Hankyu Hanshin Holdings, Inc......................  20,000    126,340
    Hiroshima Bank, Ltd. (The)........................   6,000     35,162
    Hitachi Capital Corp..............................   1,000     27,163
    Hitachi Chemical Co., Ltd.........................     900     15,915
    Hitachi Construction Machinery Co., Ltd...........   2,900     48,217
    Hitachi, Ltd......................................  12,000     77,745
    Hokuhoku Financial Group, Inc.....................  20,000     47,219
    Honda Motor Co., Ltd..............................  24,000    806,340
    House Foods Group, Inc............................     100      2,021
    Ibiden Co., Ltd...................................   3,500     57,865
    Idemitsu Kosan Co., Ltd...........................   1,400     25,733
    Inpex Corp........................................  17,600    191,237
    ITOCHU Corp.......................................  29,200    357,461
    Iyo Bank, Ltd. (The)..............................   4,000     50,856
    J Front Retailing Co., Ltd........................   6,500    122,115
    JFE Holdings, Inc.................................  10,300    192,876
    Joyo Bank, Ltd. (The).............................   8,000     47,316
    JX Holdings, Inc..................................  32,640    139,137
    Kagoshima Bank, Ltd. (The)........................   1,238      8,463
    Kamigumi Co., Ltd.................................   2,000     18,812
    Kaneka Corp.......................................   9,000     64,935
    Kawasaki Kisen Kaisha, Ltd........................  17,000     37,952
    Keiyo Bank, Ltd. (The)............................   4,000     20,184
    Kinden Corp.......................................   2,000     26,657
    Kirin Holdings Co., Ltd...........................   1,800     27,677
    Kobe Steel, Ltd...................................  82,000    126,837
    Konica Minolta, Inc...............................  13,500    168,252
    Kuraray Co., Ltd..................................   6,400     75,448
    Kurita Water Industries, Ltd......................     400      8,742
    Kyocera Corp......................................   2,100    108,128
    LIXIL Group Corp..................................   3,500     70,168
    Marubeni Corp.....................................  34,000    188,955
    Marui Group Co., Ltd..............................   2,458     34,367
#   Maruichi Steel Tube, Ltd..........................     900     23,189
    Mitsubishi Chemical Holdings Corp.................  46,500    303,487
    Mitsubishi Corp...................................   8,500    183,403
    Mitsubishi Gas Chemical Co., Inc..................   3,000     16,642
    Mitsubishi Heavy Industries, Ltd..................  28,000    148,040
    Mitsubishi Materials Corp.........................  37,000    133,942
    Mitsubishi UFJ Financial Group, Inc............... 218,000  1,586,404
    Mitsui & Co., Ltd.................................  10,300    133,644
    Mitsui Chemicals, Inc.............................  22,000     82,401
    Mitsui Engineering & Shipbuilding Co., Ltd........   9,000     15,670
    Mitsui OSK Lines, Ltd.............................  18,000     53,985
    Mizuho Financial Group, Inc....................... 407,500    888,558
    MS&AD Insurance Group Holdings, Inc...............   3,219    101,374
    Nagase & Co., Ltd.................................   1,311     16,718
    NEC Corp..........................................  73,000    233,150
    NH Foods, Ltd.....................................   1,000     24,305
    NHK Spring Co., Ltd...............................   2,500     26,480
#   Nikon Corp........................................   3,600     42,821
#   Nippon Electric Glass Co., Ltd....................   7,000     33,966

                                     1193

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Nippon Express Co., Ltd...........................  24,000 $126,870
    Nippon Paper Industries Co., Ltd..................   3,600   59,069
    Nippon Shokubai Co., Ltd..........................   2,000   29,537
    Nippon Steel & Sumitomo Metal Corp................ 157,000  370,845
    Nippon Yusen K.K..................................  58,000  158,548
    Nissan Motor Co., Ltd.............................  47,100  448,134
    Nisshinbo Holdings, Inc...........................   3,000   33,234
    NOK Corp..........................................     500   14,646
    Nomura Holdings, Inc..............................  17,700  126,748
    Nomura Real Estate Holdings, Inc..................   1,200   23,930
    NTN Corp..........................................   9,000   51,105
    NTT DOCOMO, Inc...................................  22,800  481,430
    Oji Holdings Corp.................................  24,000  104,935
    Otsuka Holdings Co., Ltd..........................   2,600   93,353
    Resona Holdings, Inc..............................  20,000  109,955
    Ricoh Co., Ltd....................................  23,600  232,831
    Rohm Co., Ltd.....................................   1,200   69,382
    Sankyo Co., Ltd...................................     400   15,172
    SBI Holdings, Inc.................................   1,700   23,607
    Sekisui Chemical Co., Ltd.........................   2,000   22,190
    Sekisui House, Ltd................................  15,900  236,198
    Shiga Bank, Ltd. (The)............................   3,108   16,540
    Shinsei Bank, Ltd.................................  15,000   32,771
    Showa Denko KK....................................  30,000   36,981
    Showa Shell Sekiyu K.K............................   2,100   19,720
    SKY Perfect JSAT Holdings, Inc....................   4,600   23,091
    Sojitz Corp.......................................  16,100   37,147
    Sompo Japan Nipponkoa Holdings, Inc...............   2,000   70,466
*   Sony Corp.........................................     780   22,110
*   Sony Corp. Sponsored ADR..........................   1,470   41,674
    Sumitomo Chemical Co., Ltd........................  51,000  290,933
    Sumitomo Corp.....................................   7,300   82,872
    Sumitomo Electric Industries, Ltd.................  25,100  374,358
    Sumitomo Forestry Co., Ltd........................   2,700   32,020
    Sumitomo Heavy Industries, Ltd....................  10,000   50,471
    Sumitomo Metal Mining Co., Ltd....................   8,000  107,562
    Sumitomo Mitsui Financial Group, Inc..............  22,100  996,577
    Sumitomo Mitsui Trust Holdings, Inc...............  25,000  116,116
    Sumitomo Rubber Industries, Ltd...................   2,700   40,684
    Suzuki Motor Corp.................................   6,100  212,353
    T&D Holdings, Inc.................................  14,900  226,893
    Takashimaya Co., Ltd..............................   6,000   57,397
    TDK Corp..........................................   3,500  244,736
    Teijin, Ltd.......................................  22,000   80,293
    Tokai Rika Co., Ltd...............................     600   15,076
    Tokio Marine Holdings, Inc........................     800   33,314
    Toppan Printing Co., Ltd..........................   7,000   60,830
    Toshiba Corp......................................  29,000   88,638
    Tosoh Corp........................................  11,000   57,344
    Toyo Seikan Group Holdings, Ltd...................   2,751   42,866
    Toyoda Gosei Co., Ltd.............................     300    6,629
    Toyota Tsusho Corp................................   7,000  177,439
    Ube Industries, Ltd...............................  16,000   27,984

                                     1194

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
JAPAN -- (Continued)
    UNY Group Holdings Co., Ltd.......................   6,250 $    43,191
    Wacoal Holdings Corp..............................   2,000      25,523
#   Yamada Denki Co., Ltd.............................   9,000      34,390
    Yamaha Corp.......................................   2,000      47,072
    Yamato Kogyo Co., Ltd.............................     800      18,781
    Yamazaki Baking Co., Ltd..........................   2,000      31,862
                                                               -----------
TOTAL JAPAN...........................................          16,368,045
                                                               -----------
NETHERLANDS -- (3.1%)
    Aegon NV..........................................  23,542     181,079
    ArcelorMittal(B295F26)............................  14,502     130,808
    ArcelorMittal(B03XPL1)............................  17,931     161,852
    Boskalis Westminster NV...........................   1,261      61,609
    Delta Lloyd NV....................................   2,299      40,772
    ING Groep NV......................................  65,495   1,113,884
    Koninklijke DSM NV................................   5,423     309,488
    Koninklijke Philips NV(5986622)...................   8,413     234,438
    Koninklijke Philips NV(500472303).................   2,793      77,673
                                                               -----------
TOTAL NETHERLANDS.....................................           2,311,603
                                                               -----------
NEW ZEALAND -- (0.1%)
    Contact Energy, Ltd...............................   5,869      19,172
    Fletcher Building, Ltd............................   8,551      44,683
                                                               -----------
TOTAL NEW ZEALAND.....................................              63,855
                                                               -----------
NORWAY -- (0.6%)
    DNB ASA...........................................   2,278      37,137
    Norsk Hydro ASA...................................  14,417      53,764
#   Seadrill, Ltd.....................................   3,913      34,865
    Statoil ASA.......................................  10,714     180,624
    Statoil ASA Sponsored ADR.........................   1,206      20,393
*   Storebrand ASA....................................   7,005      28,215
*   Subsea 7 SA.......................................   5,317      46,584
    Yara International ASA............................     791      39,356
                                                               -----------
TOTAL NORWAY..........................................             440,938
                                                               -----------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA.................................   4,290      31,390
                                                               -----------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd...................................  27,400      64,299
    City Developments, Ltd............................   7,000      47,641
    Golden Agri-Resources, Ltd........................ 137,000      31,439
    Hutchison Port Holdings Trust..................... 124,100      74,483
*   Neptune Orient Lines, Ltd.........................  14,000       9,445
    Noble Group, Ltd..................................  89,000      29,537
    OUE, Ltd..........................................   5,000       7,058
    Oversea-Chinese Banking Corp., Ltd................  20,900     156,730
    SembCorp Industries, Ltd..........................   7,000      18,207
    Singapore Airlines, Ltd...........................  21,000     164,281
    United Industrial Corp., Ltd......................  11,000      26,859
    UOL Group, Ltd....................................   4,000      19,542

                                     1195

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SINGAPORE -- (Continued)
    Venture Corp., Ltd................................   5,100 $   29,182
    Wilmar International, Ltd.........................  34,000     79,284
                                                               ----------
TOTAL SINGAPORE.......................................            757,987
                                                               ----------
SPAIN -- (2.8%)
    Acciona SA........................................     890     71,927
    Banco de Sabadell SA.............................. 102,530    233,590
    Banco Popular Espanol SA..........................  32,699    150,170
    Banco Santander SA................................  68,752    475,400
    CaixaBank SA......................................  10,229     45,649
    Iberdrola SA......................................  99,945    704,936
    Mapfre SA.........................................  19,525     62,848
    Repsol SA.........................................  17,492    293,973
                                                               ----------
TOTAL SPAIN...........................................          2,038,493
                                                               ----------
SWEDEN -- (3.2%)
    Boliden AB........................................   8,318    153,606
    ICA Gruppen AB....................................     656     23,940
    Meda AB Class A...................................   1,449     23,612
    Nordea Bank AB....................................  21,545    268,253
    Skandinaviska Enskilda Banken AB Class A..........  35,139    423,020
#*  SSAB AB Class A...................................   3,054     14,541
*   SSAB AB Class B...................................   1,349      5,602
    Svenska Cellulosa AB SCA Class A..................     637     18,076
    Svenska Cellulosa AB SCA Class B..................  14,403    409,829
    Svenska Handelsbanken AB Class A..................   8,764    134,127
    Swedbank AB Class A...............................   5,276    123,586
    Tele2 AB Class B..................................   6,857     71,364
    Telefonaktiebolaget LM Ericsson Class B...........  46,520    497,394
    TeliaSonera AB....................................  30,873    187,622
                                                               ----------
TOTAL SWEDEN..........................................          2,354,572
                                                               ----------
SWITZERLAND -- (8.7%)
    ABB, Ltd..........................................  26,101    530,895
    Adecco SA.........................................   4,234    353,380
    Aryzta AG.........................................   2,288    116,088
    Baloise Holding AG................................   1,176    149,832
    Cie Financiere Richemont SA.......................   5,407    466,697
    Clariant AG.......................................   6,581    131,279
    Credit Suisse Group AG............................   9,005    265,655
    Credit Suisse Group AG Sponsored ADR..............     214      6,302
*   Dufry AG..........................................     171     23,713
    Julius Baer Group, Ltd............................   2,560    141,618
    LafargeHolcim, Ltd.(7110753)......................   5,101    354,920
*   LafargeHolcim, Ltd.(BZ3DNX4)......................   3,987    276,122
    Lonza Group AG....................................   1,043    151,188
    Novartis AG.......................................   6,641    689,098
    Sulzer AG.........................................     585     60,071
    Swatch Group AG (The)(7184736)....................     775     63,520
    Swatch Group AG (The)(7184725)....................      53     22,825
    Swiss Life Holding AG.............................     377     88,952
    Swiss Re AG.......................................   6,793    611,078

                                     1196

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
SWITZERLAND -- (Continued)
      Syngenta AG.......................................     809 $   333,284
      UBS Group AG(BRJL176).............................  23,233     534,152
*     UBS Group AG(H42097107)...........................     900      20,754
      Zurich Insurance Group AG.........................   3,199     974,126
                                                                 -----------
TOTAL SWITZERLAND.......................................           6,365,549
                                                                 -----------
UNITED KINGDOM -- (17.4%)
      Anglo American P.L.C..............................  27,909     351,904
      Aviva P.L.C.......................................  14,967     121,701
      Barclays P.L.C....................................  41,183     185,721
      Barclays P.L.C. Sponsored ADR.....................  62,814   1,129,396
      Barratt Developments P.L.C........................   3,393      33,579
      BP P.L.C..........................................  28,985     178,540
      BP P.L.C. Sponsored ADR...........................  59,930   2,215,612
#     Carnival P.L.C. ADR...............................   2,609     144,382
      Glencore P.L.C....................................  81,166     262,988
      HSBC Holdings P.L.C...............................  41,008     370,403
      HSBC Holdings P.L.C. Sponsored ADR................  26,265   1,183,764
      Investec P.L.C....................................   3,602      32,851
      J Sainsbury P.L.C.................................  46,638     192,651
      Kingfisher P.L.C..................................  55,580     313,081
#     Lloyds Banking Group P.L.C. ADR...................  83,846     441,030
*     Lonmin P.L.C......................................     875         711
      Old Mutual P.L.C..................................  89,944     297,462
*     Royal Bank of Scotland Group P.L.C................   7,246      38,647
*     Royal Bank of Scotland Group P.L.C. Sponsored
         ADR............................................   5,598      59,675
      Royal Dutch Shell P.L.C. ADR(780259206)...........  10,713     615,783
      Royal Dutch Shell P.L.C. ADR(B03MM73).............  28,341   1,648,029
      Standard Chartered P.L.C..........................  40,583     620,535
      Vedanta Resources P.L.C...........................   2,074      12,903
      Vodafone Group P.L.C.............................. 312,700   1,184,506
      Vodafone Group P.L.C. Sponsored ADR...............  25,258     954,240
      WM Morrison Supermarkets P.L.C....................  70,852     201,624
                                                                 -----------
TOTAL UNITED KINGDOM....................................          12,791,718
                                                                 -----------
TOTAL COMMON STOCKS.....................................          71,425,905
                                                                 -----------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Bayerische Motoren Werke AG.......................     357      27,943
      Porsche Automobil Holding SE......................   1,333     100,469
      Volkswagen AG.....................................   2,806     562,808
                                                                 -----------
TOTAL GERMANY...........................................             691,220
                                                                 -----------
TOTAL PREFERRED STOCKS..................................             691,220
                                                                 -----------
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@  DFA Short Term Investment Fund.................... 113,937   1,318,255
                                                                 -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $73,067,040)^^......         $73,435,380
                                                                 ===========

                                     1197

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------
                                           LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                                         ----------- ----------- ---------- -----------
Common Stocks...........................
   Australia............................ $    34,542 $ 4,413,335         -- $ 4,447,877
   Austria..............................          --      63,415         --      63,415
   Belgium..............................          --   1,154,387         --   1,154,387
   Canada...............................   4,943,096          --         --   4,943,096
   Denmark..............................          --   1,254,986         --   1,254,986
   Finland..............................          --     557,422         --     557,422
   France...............................     590,633   6,190,190         --   6,780,823
   Germany..............................     335,772   5,162,454         --   5,498,226
   Hong Kong............................     188,093   1,652,026         --   1,840,119
   Ireland..............................      17,588     110,857         --     128,445
   Israel...............................      14,989     299,733         --     314,722
   Italy................................          --     918,237         --     918,237
   Japan................................      41,674  16,326,371         --  16,368,045
   Netherlands..........................     208,481   2,103,122         --   2,311,603
   New Zealand..........................          --      63,855         --      63,855
   Norway...............................      55,258     385,680         --     440,938
   Portugal.............................          --      31,390         --      31,390
   Singapore............................          --     757,987         --     757,987
   Spain................................          --   2,038,493         --   2,038,493
   Sweden...............................          --   2,354,572         --   2,354,572
   Switzerland..........................     303,178   6,062,371         --   6,365,549
   United Kingdom.......................   8,391,911   4,399,807         --  12,791,718
Preferred Stocks........................
   Germany..............................          --     691,220         --     691,220
Securities Lending Collateral...........          --   1,318,255         --   1,318,255
                                         ----------- ----------- ---------- -----------
TOTAL................................... $15,125,215 $58,310,165         -- $73,435,380
                                         =========== =========== ========== ===========

                                     1198

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES   VALUE++
                                                       ------- ----------
COMMON STOCKS -- (94.9%)

AUSTRALIA -- (6.0%)
    Adelaide Brighton, Ltd............................  37,681 $  130,026
#   AGL Energy, Ltd...................................   9,418    114,601
#   ALS, Ltd..........................................  18,001     70,371
    Altium, Ltd.......................................   6,607     21,703
    Alumina, Ltd...................................... 234,815    253,938
    Amalgamated Holdings, Ltd.........................   7,229     66,558
    Amcor, Ltd........................................  22,467    236,074
    AMP, Ltd.......................................... 168,228    810,780
#   AP Eagers, Ltd....................................   3,748     28,731
#   APA Group.........................................  35,817    236,986
*   APN News & Media, Ltd.............................  45,653     23,797
    ARB Corp., Ltd....................................   3,212     33,311
    Arrium, Ltd.......................................  91,938      8,053
    Asciano, Ltd......................................  69,465    412,358
    ASX, Ltd..........................................  11,474    372,251
#   Atlas Iron, Ltd...................................  50,565      1,293
    Aurizon Holdings, Ltd.............................  39,938    154,375
#   Ausdrill, Ltd.....................................  31,689      6,947
#   AusNet Services...................................  55,047     55,921
    Austbrokers Holdings, Ltd.........................   2,014     13,385
*   Austin Engineering, Ltd...........................   4,843      1,627
    Australia & New Zealand Banking Group, Ltd........  55,347  1,319,940
*   Australian Agricultural Co., Ltd..................  36,693     38,279
    Australian Pharmaceutical Industries, Ltd.........  38,132     44,297
    Automotive Holdings Group, Ltd....................  24,002     77,055
*   AWE, Ltd..........................................  57,918     53,238
    Bank of Queensland, Ltd...........................  27,037    271,148
    BC Iron, Ltd......................................   4,113        812
    Beach Energy, Ltd................................. 113,964     80,865
    Beadell Resources, Ltd............................  18,149      1,584
#   Bega Cheese, Ltd..................................   5,491     19,066
    Bendigo & Adelaide Bank, Ltd......................  30,143    289,173
    BHP Billiton, Ltd................................. 133,155  2,570,878
    BHP Billiton, Ltd. Sponsored ADR..................     254      9,746
*   Billabong International, Ltd......................  25,506     11,147
    Blackmores, Ltd...................................     633     40,911
    BlueScope Steel, Ltd..............................  53,238    140,627
#*  Boart Longyear, Ltd...............................  21,171      1,784
    Boral, Ltd........................................  71,125    344,531
    Bradken, Ltd......................................   8,625      7,426
    Brambles, Ltd.....................................  29,100    230,831
#   Breville Group, Ltd...............................   7,096     35,393
    Brickworks, Ltd...................................   7,265     79,046
*   Brookside Energy, Ltd.............................  11,855         78
    BT Investment Management, Ltd.....................   4,719     33,536
#   Cabcharge Australia, Ltd..........................  10,304     25,105
    Caltex Australia, Ltd.............................   7,323    184,474
#   Cardno, Ltd.......................................   9,551     19,975
    carsales.com, Ltd.................................  10,542     83,449
#   Cash Converters International, Ltd................  34,080     17,438
    Cedar Woods Properties, Ltd.......................   3,941     15,167

                                     1199

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    CIMIC Group, Ltd..................................   9,194 $  159,503
    Coca-Cola Amatil, Ltd.............................  20,484    138,673
    Cochlear, Ltd.....................................   1,937    129,085
    Collins Foods, Ltd................................   5,964     13,683
    Commonwealth Bank of Australia....................  14,380    918,225
    Computershare, Ltd................................  17,771    160,298
#   Corporate Travel Management, Ltd..................   2,968     23,202
    CSG, Ltd..........................................   9,385     11,525
    CSR, Ltd..........................................  53,095    144,884
    Decmil Group, Ltd.................................  10,789      8,536
    Domino's Pizza Enterprises, Ltd...................   3,210     94,673
    Downer EDI, Ltd...................................  46,111    153,013
*   Drillsearch Energy, Ltd...........................  30,464     19,647
    DuluxGroup, Ltd...................................  19,442     86,261
*   Emeco Holdings, Ltd...............................   7,304        433
*   Energy Resources of Australia, Ltd................  13,961      3,876
#*  Energy World Corp., Ltd...........................  19,261      4,507
    ERM Power, Ltd....................................  11,026     17,328
    Evolution Mining, Ltd.............................  62,535     45,509
    Fairfax Media, Ltd................................ 233,216    144,602
    Finbar Group, Ltd.................................   8,281      7,717
#   Fleetwood Corp., Ltd..............................     779      1,009
#   Flight Centre Travel Group, Ltd...................   2,569     66,734
#   Fortescue Metals Group, Ltd.......................  98,070    132,525
    GrainCorp, Ltd. Class A...........................  18,245    118,813
#   Greencross, Ltd...................................   7,545     33,291
    GUD Holdings, Ltd.................................   9,711     66,307
#   GWA Group, Ltd....................................  17,580     31,143
    Hansen Technologies, Ltd..........................   8,682     18,606
    Harvey Norman Holdings, Ltd.......................  39,950    129,944
    Hills, Ltd........................................  18,019      6,979
*   Horizon Oil, Ltd..................................  94,750      6,348
#   iiNET, Ltd........................................   8,266     56,727
    Iluka Resources, Ltd..............................  21,603    124,001
#*  Imdex, Ltd........................................   3,611        646
    Incitec Pivot, Ltd................................ 120,030    317,133
#   Independence Group NL.............................  18,676     51,398
    Infomedia, Ltd....................................  19,244     14,766
    Insurance Australia Group, Ltd.................... 119,525    513,444
    InvoCare, Ltd.....................................   7,417     73,157
    IOOF Holdings, Ltd................................  10,055     67,752
#   IRESS, Ltd........................................   5,277     40,040
#*  iSelect, Ltd......................................   8,736     11,236
    James Hardie Industries P.L.C.....................  21,122    292,114
#   JB Hi-Fi, Ltd.....................................   5,775     81,375
*   Kingsgate Consolidated, Ltd.......................  33,671     15,685
    Lend Lease Group..................................  13,680    155,397
    M2 Group, Ltd.....................................  10,411     83,838
    MACA, Ltd.........................................   8,396      4,394
*   Macmahon Holdings, Ltd............................  25,813      1,521
    Macquarie Group, Ltd..............................  18,234  1,091,380
    Magellan Financial Group, Ltd.....................   5,482     74,096
    MaxiTRANS Industries, Ltd.........................  11,936      3,573

                                     1200

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
*   Mayne Pharma Group, Ltd...........................  36,028 $   30,755
    McMillan Shakespeare, Ltd.........................   2,776     28,867
*   Medusa Mining, Ltd................................     788        315
    Metals X, Ltd.....................................  19,748     16,243
    Mincor Resources NL...............................   3,984      1,196
#   Mineral Resources, Ltd............................  12,379     48,939
#   MMA Offshore, Ltd.................................  12,228      4,863
#   Monadelphous Group, Ltd...........................   9,318     58,049
    Mortgage Choice, Ltd..............................   2,795      4,647
    Mount Gibson Iron, Ltd............................  26,826      3,726
#   Myer Holdings, Ltd................................  49,774     45,646
    MyState, Ltd......................................   2,139      7,375
    National Australia Bank, Ltd......................  52,284  1,326,912
    Navitas, Ltd......................................   7,555     22,750
    New Hope Corp., Ltd...............................   8,865     12,378
*   Newcrest Mining, Ltd..............................  23,214    192,019
    NIB Holdings, Ltd.................................  23,347     60,651
    Northern Star Resources, Ltd......................  40,580     61,176
#   NRW Holdings, Ltd.................................  23,027      3,110
    Nufarm, Ltd.......................................  16,221     91,357
    Oil Search, Ltd...................................  40,180    218,589
    Orica, Ltd........................................  20,745    290,574
    Origin Energy, Ltd................................  31,217    258,308
*   Orocobre, Ltd.....................................   8,159     11,797
    Orora, Ltd........................................  77,027    131,041
    OZ Minerals, Ltd..................................  26,116     70,672
#*  Pacific Brands, Ltd...............................  80,238     24,557
#*  Paladin Energy, Ltd............................... 157,449     23,503
    Panoramic Resources, Ltd..........................   9,832      2,951
    Peet, Ltd.........................................   4,909      3,960
#   Perpetual, Ltd....................................   1,958     63,989
#*  Perseus Mining, Ltd...............................  60,427     13,772
    Platinum Asset Management, Ltd....................  12,059     66,666
    Premier Investments, Ltd..........................  10,340    100,664
    Prime Media Group, Ltd............................  19,595      9,294
#   Programmed Maintenance Services, Ltd..............  18,659     32,465
*   Qantas Airways, Ltd...............................  73,331    200,384
    QBE Insurance Group, Ltd..........................  38,595    410,540
    Qube Holdings, Ltd................................  55,310     98,453
    RCR Tomlinson, Ltd................................   9,186     12,426
#   REA Group, Ltd....................................   2,014     63,660
    Recall Holdings, Ltd..............................   1,582      8,296
#   Reckon, Ltd.......................................   6,209      9,609
#*  Regis Resources, Ltd..............................  21,378     20,217
    Reject Shop, Ltd. (The)...........................   5,557     25,742
*   Resolute Mining, Ltd..............................  51,480      8,978
    Retail Food Group, Ltd............................   2,999     11,677
    Ridley Corp., Ltd.................................  37,057     36,565
    Rio Tinto, Ltd....................................  16,307    626,469
    SAI Global, Ltd...................................  24,347     79,729
    Sandfire Resources NL.............................  11,964     52,447
    Santos, Ltd.......................................  53,188    286,771
*   Saracen Mineral Holdings, Ltd.....................  90,687     25,376

                                     1201

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    Seek, Ltd.........................................  10,037 $  110,234
    Select Harvests, Ltd..............................   3,516     33,872
*   Senex Energy, Ltd.................................  31,721      5,426
#   Servcorp, Ltd.....................................   5,319     23,417
    Seven Group Holdings, Ltd.........................   9,767     39,459
    Seven West Media, Ltd............................. 104,320     68,866
    Sigma Pharmaceuticals, Ltd........................  83,239     52,811
#*  Silver Lake Resources, Ltd........................  47,532      4,660
#   Sims Metal Management, Ltd........................  19,344    133,092
    Sirtex Medical, Ltd...............................   2,829     63,653
    Skilled Group, Ltd................................   6,146      6,913
#   Slater & Gordon, Ltd..............................  28,214     70,317
#   SMS Management & Technology, Ltd..................   9,154     23,873
    Sonic Healthcare, Ltd.............................   6,500     98,073
*   South32, Ltd...................................... 131,103    171,056
*   South32, Ltd. ADR.................................   3,651     23,257
    Southern Cross Media Group, Ltd...................  46,751     32,929
    Spark Infrastructure Group........................  83,893    118,469
#*  St Barbara, Ltd...................................  10,906      4,021
    STW Communications Group, Ltd.....................  19,193     10,585
    Suncorp Group, Ltd................................  37,298    388,269
*   Sundance Energy Australia, Ltd....................  27,367      9,980
    Sunland Group, Ltd................................   6,809      8,227
#   Super Retail Group, Ltd...........................  11,158     75,096
    Sydney Airport....................................  17,558     71,895
*   Tap Oil, Ltd......................................  21,973      5,698
#   Tassal Group, Ltd.................................  17,196     47,235
    Technology One, Ltd...............................   8,950     26,045
    Telstra Corp., Ltd................................  41,101    194,617
#*  Ten Network Holdings, Ltd.........................  59,087      9,033
#   TFS Corp., Ltd....................................   9,688     10,386
*   Tiger Resources, Ltd.............................. 151,923      8,216
    Tox Free Solutions, Ltd...........................  14,188     30,018
    TPG Telecom, Ltd..................................  11,782     81,844
*   Transfield Services, Ltd..........................  40,387     37,981
#   Transpacific Industries Group, Ltd................ 149,685     77,427
    Transurban Group..................................  26,607    193,656
*   Troy Resources, Ltd...............................     443         97
#   UGL, Ltd..........................................  20,063     29,042
    UXC, Ltd..........................................  23,733     15,844
#   Village Roadshow, Ltd.............................   8,808     41,282
*   Virgin Australia Holdings, Ltd. (B43DQC7)......... 108,136     34,778
    Virtus Health, Ltd................................   3,930     15,410
    Vision Eye Institute, Ltd.........................  19,916     12,375
    Vocus Communications, Ltd.........................   8,670     39,024
    Wesfarmers, Ltd...................................  12,760    394,942
#   Western Areas, Ltd................................  10,742     24,239
    Westpac Banking Corp..............................  28,064    713,563
#*  Whitehaven Coal, Ltd..............................  55,612     48,550
    Woodside Petroleum, Ltd...........................  46,270  1,203,094
    Woolworths, Ltd...................................  20,007    417,400

                                     1202

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
AUSTRALIA -- (Continued)
    WorleyParsons, Ltd................................  9,130 $    61,237
                                                              -----------
TOTAL AUSTRALIA.......................................         25,813,235
                                                              -----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG............................    125      10,836
    AMAG Austria Metall AG............................    373      13,795
    Andritz AG........................................  3,135     174,849
    Atrium European Real Estate, Ltd..................  1,115       5,184
    Austria Technologie & Systemtechnik AG............  1,794      30,403
#   BUWOG AG..........................................  2,079      41,913
#*  Conwert Immobilien Invest SE......................  4,786      58,108
    DO & CO AG........................................    270      28,184
*   Erste Group Bank AG...............................  7,298     219,603
    EVN AG............................................  2,411      27,195
    Flughafen Wien AG.................................    127      10,960
*   IMMOFINANZ AG.....................................  6,880      16,898
*   Kapsch TrafficCom AG..............................    788      20,659
    Lenzing AG........................................    882      64,283
    Mayr Melnhof Karton AG............................    755      87,400
    Oesterreichische Post AG..........................  2,467     110,216
    OMV AG............................................ 12,530     332,989
    Palfinger AG......................................    416      12,785
    POLYTEC Holding AG................................    362       3,100
    Porr AG...........................................    848      24,856
*   Raiffeisen Bank International AG..................  7,054     103,387
    RHI AG............................................  3,247      80,560
    Rosenbauer International AG.......................    131      11,358
    S IMMO AG.........................................  3,202      28,526
#   Schoeller-Bleckmann Oilfield Equipment AG.........    459      25,960
    Semperit AG Holding...............................  1,281      53,189
    Strabag SE........................................  1,732      41,987
    UNIQA Insurance Group AG..........................  6,795      64,211
    Verbund AG........................................  3,423      53,011
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................  1,985      68,461
    Voestalpine AG....................................  7,215     309,355
    Wienerberger AG...................................  7,724     127,592
    Zumtobel Group AG.................................  1,877      58,486
                                                              -----------
TOTAL AUSTRIA.........................................          2,320,299
                                                              -----------
BELGIUM -- (1.4%)
#*  Ablynx NV.........................................  1,906      27,894
    Ackermans & van Haaren NV.........................  2,314     353,848
    Ageas............................................. 15,115     622,328
*   AGFA-Gevaert NV................................... 19,738      59,465
    Banque Nationale de Belgique......................     19      64,892
    Barco NV..........................................  1,098      72,658
    Bekaert SA........................................  3,883     113,526
*   BHF Kleinwort Benson Group........................ 11,050      64,987
    Cie d'Entreprises CFE.............................    814     108,621
    Cie Immobiliere de Belgique SA....................    213      11,424
*   Cie Maritime Belge SA.............................    333       5,257
    Colruyt SA........................................  7,077     343,587

                                     1203

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
BELGIUM -- (Continued)
    D'ieteren SA......................................  2,309 $   84,471
    Deceuninck NV.....................................  5,234     13,654
    Delhaize Group....................................  8,987    813,683
    Delhaize Group Sponsored ADR......................  2,176     49,091
    Econocom Group SA.................................  6,240     57,696
    Elia System Operator SA...........................  1,600     67,093
    Euronav NV........................................  9,922    151,567
    EVS Broadcast Equipment SA........................    367     10,355
#   Exmar NV..........................................  3,996     47,916
#   Fagron............................................  2,168    101,825
*   Galapagos NV......................................  1,076     64,499
    Ion Beam Applications.............................    595     18,529
    KBC Groep NV......................................  6,539    455,967
    Kinepolis Group NV................................  1,256     50,722
    Lotus Bakeries....................................     25     37,058
    Melexis NV........................................    726     38,841
*   Mobistar SA.......................................  3,929     85,160
*   Nyrstar NV........................................ 32,923     96,787
    Proximus.......................................... 10,524    396,715
    Recticel SA.......................................  3,942     23,427
    Resilux...........................................    108     19,880
    Sioen Industries NV...............................  1,485     27,126
    Sipef SA..........................................    498     25,698
    Solvay SA.........................................  4,997    668,510
*   Telenet Group Holding NV..........................  2,367    133,596
*   Tessenderlo Chemie NV.............................  3,117    122,196
#*  ThromboGenics NV..................................    592      3,274
    Umicore SA........................................  7,827    342,886
    Van de Velde NV...................................    784     48,899
                                                              ----------
TOTAL BELGIUM.........................................         5,905,608
                                                              ----------
CANADA -- (8.6%)
#*  5N Plus, Inc......................................  4,100      3,010
    Absolute Software Corp............................  2,400     14,002
    Acadian Timber Corp...............................    700     10,228
*   Advantage Oil & Gas, Ltd.(B66PKS8)................ 13,520     73,810
*   Advantage Oil & Gas, Ltd.(00765F101)..............  3,399     18,559
    Aecon Group, Inc..................................  4,895     41,096
#   Ag Growth International, Inc......................  1,000     34,591
#   AGF Management, Ltd. Class B......................  3,745     17,095
    Agnico Eagle Mines, Ltd........................... 13,223    292,625
    Agrium, Inc.......................................  6,579    672,769
    AGT Food & Ingredients, Inc.......................  3,100     72,413
#   Aimia, Inc........................................  4,482     48,458
*   Air Canada........................................  5,800     52,197
    AirBoss of America Corp...........................  3,978     73,364
*   Alacer Gold Corp.................................. 29,796     61,057
*   Alamos Gold, Inc. Class A(011532108).............. 13,292     43,198
*   Alamos Gold, Inc. Class A(BZ3DNP6)................  5,033     16,357
*   Alexco Resource Corp..............................  1,285        411
#   Algonquin Power & Utilities Corp.................. 12,720     93,174
    Alimentation Couche Tard, Inc. Class B............  5,865    261,758
    AltaGas, Ltd......................................  7,551    206,695

                                     1204

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
#   Altus Group, Ltd..................................  1,950 $   24,780
*   Americas Silver Corp..............................  4,800        679
#   ARC Resources, Ltd................................ 16,923    253,227
*   Argonaut Gold, Inc................................ 18,272     18,162
    Arsenal Energy, Inc...............................  2,307      4,234
    Atco, Ltd. Class I................................    450     13,505
#*  Athabasca Oil Corp................................ 18,300     21,129
*   ATS Automation Tooling Systems, Inc...............  3,297     40,713
*   AuRico Metals, Inc.(05157J108)....................  5,845      2,443
*   AuRico Metals, Inc.(BYR52G5)......................  2,212        879
    AutoCanada, Inc...................................    854     21,921
#*  Avigilon Corp.....................................  2,238     27,260
#*  B2Gold Corp....................................... 79,693     86,527
#   Badger Daylighting, Ltd...........................    850     15,839
    Bank of Montreal.................................. 13,526    755,698
    Bank of Nova Scotia (The)......................... 25,169  1,236,050
*   Bankers Petroleum, Ltd............................ 17,300     33,731
    Barrick Gold Corp.(067901108)..................... 46,629    329,201
    Barrick Gold Corp.(2024644)....................... 10,582     74,843
    Baytex Energy Corp.(07317Q105)....................  2,602     22,195
    Baytex Energy Corp.(B4VGVM3)......................  2,926     25,192
    BCE, Inc.(05534B760)..............................  2,798    115,110
    BCE, Inc.(B188TH2)................................    775     31,898
#*  Bellatrix Exploration, Ltd.(B580BW5)..............  3,612      7,070
*   Bellatrix Exploration, Ltd.(078314101)............  7,797     15,204
*   Birchcliff Energy, Ltd............................  3,600     16,295
#   Bird Construction, Inc............................  1,889     15,830
    Black Diamond Group, Ltd..........................  1,000     10,590
#*  BlackBerry, Ltd.(09228F103)....................... 21,014    162,543
#*  BlackBerry, Ltd.(BCBHZ31)......................... 16,600    128,703
*   BlackPearl Resources, Inc......................... 32,381     23,521
*   BNK Petroleum, Inc................................  9,658      3,692
    Bombardier, Inc. Class B.......................... 38,600     48,108
#   Bonavista Energy Corp............................. 11,720     43,910
    Bonterra Energy Corp..............................  1,900     35,012
    Boralex, Inc. Class A.............................  2,000     21,241
*   Boulder Energy, Ltd...............................  2,900     11,974
    Brookfield Asset Management, Inc. Class A.........  6,375    222,566
*   BRP, Inc..........................................  2,200     47,353
#   Calfrac Well Services, Ltd........................  5,454     24,854
    Cameco Corp....................................... 14,192    194,856
    Canaccord Genuity Group, Inc......................  9,292     50,160
#   Canadian Energy Services & Technology Corp........  8,270     40,786
    Canadian Imperial Bank of Commerce................  7,169    512,082
    Canadian National Railway Co......................  9,792    611,315
    Canadian Natural Resources, Ltd................... 53,582  1,306,329
    Canadian Oil Sands, Ltd........................... 22,249    126,909
    Canadian Pacific Railway, Ltd.....................  2,100    337,785
    Canadian Tire Corp., Ltd. Class A.................  5,190    517,433
    Canadian Utilities, Ltd. Class A..................  1,550     43,542
#   Canadian Western Bank.............................  7,735    145,491
    Canam Group, Inc. Class A.........................  1,700     18,497
    CanElson Drilling, Inc............................  4,174     11,426

                                     1205

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
#   Canexus Corp......................................  8,060 $  7,149
*   Canfor Corp.......................................  4,466   81,237
#   Canfor Pulp Products, Inc.........................  3,791   36,291
    CanWel Building Materials Group, Ltd..............  1,900    7,976
    Canyon Services Group, Inc........................  3,376   14,249
    Capital Power Corp................................  3,765   63,016
    Capstone Infrastructure Corp......................  4,400   10,362
*   Capstone Mining Corp.............................. 20,200   14,210
    Cascades, Inc.....................................  5,700   33,254
    CCL Industries, Inc. Class B......................  2,170  303,586
*   Celestica, Inc....................................  1,413   18,906
    Cenovus Energy, Inc............................... 32,519  474,127
    Centerra Gold, Inc................................ 17,742   88,720
*   Cequence Energy, Ltd.............................. 30,508   14,929
    Cervus Equipment Corp.............................  1,200   12,946
*   CGI Group, Inc. Class A...........................  8,717  325,493
#*  China Gold International Resources Corp., Ltd.....  8,852   12,115
    CI Financial Corp.................................  2,200   55,595
    Cineplex, Inc.....................................  2,883  105,017
    Clearwater Seafoods, Inc..........................  1,677   14,669
    Cogeco Cable, Inc.................................  2,982  166,879
    Cogeco, Inc.......................................  1,076   48,072
*   Colliers International Group, Inc.................  1,720   71,466
    COM DEV International, Ltd........................ 10,341   41,037
    Computer Modelling Group, Ltd.....................  7,490   74,966
    Constellation Software, Inc.......................  1,400  622,493
#*  Copper Mountain Mining Corp....................... 22,194   13,406
#   Corus Entertainment, Inc. Class B.................  3,624   38,932
    Cott Corp.(22163N106).............................  5,107   57,403
    Cott Corp.(2228952)...............................  3,356   37,798
    Crescent Point Energy Corp.(22576C101)............  6,722  102,033
#   Crescent Point Energy Corp.(B67C8W8)..............  5,191   78,635
*   Crew Energy, Inc..................................  8,850   32,481
*   Delphi Energy Corp................................  8,492    6,558
#*  Denison Mines Corp................................  3,500    1,820
*   Descartes Systems Group, Inc. (The)(2141941)......    100    1,687
*   Descartes Systems Group, Inc. (The)(249906108)....  1,400   23,618
    DH Corp...........................................  3,929  129,480
    DirectCash Payments, Inc..........................  1,393   14,443
    Dollarama, Inc....................................  5,600  333,341
*   Dominion Diamond Corp.............................  8,601  107,082
    Dorel Industries, Inc. Class B....................  1,447   36,898
#*  Dundee Precious Metals, Inc....................... 11,518   17,966
    Eldorado Gold Corp.(2307873)...................... 42,001  144,515
    Eldorado Gold Corp.(284902103)....................  7,243   24,916
    Emera, Inc........................................  1,300   43,358
    Empire Co., Ltd...................................  2,530  171,007
#   Enbridge Income Fund Holdings, Inc................  9,100  239,911
    Enbridge, Inc.(29250N105).........................  6,108  266,065
    Enbridge, Inc.(2466149)...........................  1,500   65,386
    Encana Corp....................................... 66,519  504,879
#*  Endeavour Mining Corp............................. 38,500   15,013
#*  Endeavour Silver Corp.(2980003)...................  5,300    7,335

                                     1206

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
*   Endeavour Silver Corp.(29258Y103).................  4,949 $  6,780
#   EnerCare, Inc.....................................  5,900   60,450
    Enerflex, Ltd.....................................  5,651   52,671
#*  Energy Fuels, Inc.................................  2,154    8,284
    Enerplus Corp..................................... 11,838   73,751
    Enghouse Systems, Ltd.............................    577   23,316
    Ensign Energy Services, Inc.......................  7,298   56,527
#*  Epsilon Energy, Ltd...............................  5,703   13,736
    Equitable Group, Inc..............................    700   28,774
*   Essential Energy Services Trust................... 19,400   14,389
    Evertz Technologies, Ltd..........................  1,400   16,763
    Exchange Income Corp..............................    200    3,425
    Exco Technologies, Ltd............................  2,011   26,755
#   Extendicare, Inc..................................  6,349   41,895
    Fairfax Financial Holdings, Ltd...................  1,247  601,394
    Fiera Capital Corp................................  1,200   11,533
    Finning International, Inc........................  7,850  136,490
    First Capital Realty, Inc.........................  3,615   51,163
#*  First Majestic Silver Corp.(32076V103)............  7,108   21,822
*   First Majestic Silver Corp.(2833583)..............  2,169    6,650
    First Quantum Minerals, Ltd....................... 12,795  102,235
*   FirstService Corp.................................  1,720   51,153
#   Fortis, Inc.......................................  3,567  102,140
*   Fortuna Silver Mines, Inc.(2383033)...............  7,299   20,315
*   Fortuna Silver Mines, Inc.(349915108).............  1,312    3,647
#   Genworth MI Canada, Inc...........................  1,538   36,396
    George Weston, Ltd................................  2,634  221,217
    Gibson Energy, Inc................................  3,792   55,901
    Gildan Activewear, Inc............................  3,004   96,969
    Gluskin Sheff + Associates, Inc...................  1,400   25,659
    GMP Capital, Inc..................................  2,900   11,397
    Goldcorp, Inc..................................... 15,899  211,139
#*  Golden Star Resources, Ltd........................ 12,402    2,845
*   Gran Tierra Energy, Inc.(B2PPCS5).................  9,264   20,471
*   Gran Tierra Energy, Inc.(38500T101)...............  2,706    5,953
    Granite Oil Corp..................................  1,933    6,504
*   Great Panther Silver, Ltd.........................    753      262
    Great-West Lifeco, Inc............................  1,612   45,654
*   Heroux-Devtek, Inc................................  2,214   19,299
    High Liner Foods, Inc.............................  1,650   30,089
#   Horizon North Logistics, Inc...................... 10,800   24,773
    HudBay Minerals, Inc.(B05BDX1)....................  3,724   24,004
    HudBay Minerals, Inc.(B05BQ98).................... 19,343  124,569
    Hudson's Bay Co...................................  9,000  182,360
#   Husky Energy, Inc................................. 11,600  211,804
*   IAMGOLD Corp.(2446646)............................ 28,479   43,333
*   IAMGOLD Corp.(450913108)..........................  4,292    6,524
    IGM Financial, Inc................................  2,600   76,776
*   IMAX Corp.........................................  4,098  153,306
#*  Imperial Metals Corp..............................  1,400    8,564
    Imperial Oil, Ltd................................. 11,227  415,624
#   Industrial Alliance Insurance & Financial
      Services, Inc...................................  6,818  229,639
#   Innergex Renewable Energy, Inc....................  6,245   51,236

                                     1207

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
    Intact Financial Corp.............................  1,750 $  120,694
    Inter Pipeline, Ltd...............................  3,690     77,194
*   Interfor Corp.....................................  6,340     78,338
    Intertape Polymer Group, Inc......................  6,800    100,348
#*  Ithaca Energy, Inc................................ 13,625      7,813
    Jean Coutu Group PJC, Inc. (The) Class A..........  1,600     25,214
#   Just Energy Group, Inc.(B63MCN1).................. 12,596     67,803
    Just Energy Group, Inc.(B693818)..................  4,023     21,604
    K-Bro Linen, Inc..................................    600     22,984
*   Kelt Exploration, Ltd.............................  2,720     14,995
    Keyera Corp.......................................  2,971     97,636
#   Killam Properties, Inc............................  3,100     23,703
*   Kinross Gold Corp.(B03Z841)....................... 16,454     30,194
*   Kinross Gold Corp.(496902404)..................... 27,330     49,741
*   Kirkland Lake Gold, Inc...........................  9,317     34,052
*   Knight Therapeutics, Inc..........................    400      2,279
*   Lake Shore Gold Corp.............................. 16,305     13,714
    Laurentian Bank of Canada.........................  1,641     62,084
    Leon's Furniture, Ltd.............................    850      9,554
#   Lightstream Resources, Ltd........................ 18,784      9,767
    Linamar Corp......................................  3,250    198,327
    Loblaw Cos., Ltd..................................  5,184    282,717
#   Long Run Exploration, Ltd.........................  7,084      3,087
    Lucara Diamond Corp............................... 35,089     53,659
*   Lundin Mining Corp................................ 28,256    101,975
    MacDonald Dettwiler & Associates, Ltd.............  2,200    130,434
    Magellan Aerospace Corp...........................    993     13,986
    Magna International, Inc..........................  6,398    347,795
*   Mainstreet Equity Corp............................    500     13,151
    Major Drilling Group International, Inc...........  6,620     23,183
    Mandalay Resources Corp........................... 36,500     22,327
    Manitoba Telecom Services, Inc....................  2,564     56,873
    Manulife Financial Corp........................... 35,723    633,369
    Maple Leaf Foods, Inc.............................  7,700    133,588
    Martinrea International, Inc......................  9,605     99,146
    Medical Facilities Corp...........................    950     10,336
*   MEG Energy Corp...................................  4,243     45,484
    Melcor Developments, Ltd..........................    200      2,646
    Methanex Corp.....................................  8,906    401,572
#   Metro, Inc........................................ 37,277  1,014,404
*   Mitel Networks Corp...............................  5,000     47,291
    Morneau Shepell, Inc..............................  6,900     87,051
    MTY Food Group, Inc...............................    700     19,873
#   Mullen Group, Ltd.................................  4,635     67,655
    National Bank of Canada........................... 21,548    753,607
    Nevsun Resources, Ltd............................. 20,561     66,029
#   New Flyer Industries, Inc.........................  7,176     89,436
*   New Gold, Inc.(2826947)........................... 19,898     43,969
*   New Gold, Inc.(644535106).........................  4,011      8,824
    Newalta Corp......................................  2,373     23,424
    Norbord, Inc......................................  2,757     53,480
    North American Energy Partners, Inc...............  2,400      4,536
    North West Co., Inc. (The)........................  1,084     22,801

                                     1208

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
#   Northland Power, Inc..............................  3,859 $   47,181
*   Novagold Resources, Inc...........................  1,000      3,058
*   NuVista Energy, Ltd...............................  9,015     36,326
    OceanaGold Corp................................... 19,473     33,650
    Onex Corp.........................................  3,400    195,081
    Open Text Corp....................................  1,994     90,747
    Osisko Gold Royalties, Ltd........................  1,227     13,561
#   Pacific Rubiales Energy Corp...................... 11,592     32,351
*   Painted Pony Petroleum, Ltd.......................  5,400     29,068
    Pan American Silver Corp.......................... 18,080    112,819
*   Paramount Resources, Ltd. Class A.................    500      7,531
*   Parex Resources, Inc..............................  9,530     63,031
#   Parkland Fuel Corp................................  7,400    134,777
    Pason Systems, Inc................................  2,498     37,837
    Pembina Pipeline Corp.............................  4,402    128,054
    Pengrowth Energy Corp.(70706P104).................  4,002      6,403
#   Pengrowth Energy Corp.(B67M828)................... 19,823     31,678
    Penn West Petroleum, Ltd.......................... 20,635     27,857
*   Performance Sports Group, Ltd.....................  1,200     19,718
    Peyto Exploration & Development Corp..............  3,793     82,075
#   PHX Energy Services Corp..........................  3,238     11,290
    Pizza Pizza Royalty Corp..........................  1,200     12,717
    Potash Corp. of Saskatchewan, Inc.................  8,301    225,621
    Precision Drilling Corp........................... 19,847    101,021
#   Premium Brands Holdings Corp......................  1,450     37,374
*   Primero Mining Corp.(74164W106)...................  9,167     23,651
*   Primero Mining Corp.(B4Z8FV2).....................  7,400     19,181
    Progressive Waste Solutions, Ltd.................. 10,870    295,773
#   Pulse Seismic, Inc................................  4,200      8,061
    Quebecor, Inc. Class B............................  1,550     36,657
    Reitmans Canada, Ltd. Class A.....................  5,200     23,419
    Richelieu Hardware, Ltd...........................    936     48,666
    Ritchie Bros Auctioneers, Inc.....................  2,701     72,981
*   RMP Energy, Inc...................................  7,017      9,872
*   Rock Energy, Inc..................................  4,000      7,983
#   Rocky Mountain Dealerships, Inc...................  3,078     20,287
    Rogers Communications, Inc. Class B...............  4,076    142,986
#   Rogers Sugar, Inc.................................  6,720     23,379
    RONA, Inc......................................... 12,696    148,817
    Royal Bank of Canada.............................. 22,306  1,301,555
#   Russel Metals, Inc................................  3,896     57,791
#*  Sandstorm Gold, Ltd...............................  4,900     12,476
*   Sandvine Corp.....................................  6,606     17,729
    Saputo, Inc.......................................  8,150    186,761
#   Savanna Energy Services Corp......................  8,000      6,606
#*  Sears Canada, Inc.................................  1,813     10,397
    Secure Energy Services, Inc.......................  2,358     19,526
*   SEMAFO, Inc....................................... 49,798    108,517
    Shaw Communications, Inc. Class B................. 10,419    220,883
    ShawCor, Ltd......................................  3,870     90,961
    Sherritt International Corp....................... 24,429     25,030
#   Sienna Senior Living, Inc.........................  2,400     28,425
#*  Sierra Wireless, Inc..............................  1,995     49,057

                                     1209

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
CANADA -- (Continued)
*   Silver Standard Resources, Inc....................  7,380 $   42,435
    Silver Wheaton Corp............................... 10,507    137,432
#   SNC-Lavalin Group, Inc............................  5,010    164,070
*   Solium Capital, Inc...............................  1,700     10,399
#   Sprott, Inc....................................... 11,800     18,947
    Stantec, Inc......................................  3,374     94,033
    Stella-Jones, Inc.................................  2,600     88,247
    Stuart Olson, Inc.................................  1,300      5,865
    Student Transportation, Inc.(86388A108)...........    700      3,192
#   Student Transportation, Inc.(B1FQZ15).............  5,999     27,338
    Sun Life Financial, Inc........................... 11,897    388,080
    Suncor Energy, Inc................................ 71,552  2,014,904
*   SunOpta, Inc.(2817510)............................  1,492     15,971
*   SunOpta, Inc.(8676EP108)..........................  1,100     11,770
#   Superior Plus Corp................................ 14,414    124,429
#   Surge Energy, Inc................................. 19,225     34,838
#*  TAG Oil, Ltd......................................  1,089      1,008
*   Taseko Mines, Ltd................................. 11,862      5,805
    Teck Resources, Ltd. Class B...................... 19,154    140,590
    TELUS Corp........................................  2,698     92,110
*   Tembec, Inc.......................................  7,455     10,374
*   Teranga Gold Corp................................. 57,500     26,819
*   Thompson Creek Metals Co., Inc.(884768102)........  6,318      3,601
*   Thompson Creek Metals Co., Inc.(2439806)..........  9,099      5,427
    Thomson Reuters Corp..............................  4,105    166,047
*   Timmins Gold Corp................................. 18,699      5,719
    TMX Group, Ltd....................................    905     34,059
    TORC Oil & Gas, Ltd...............................  9,081     49,021
    Toromont Industries, Ltd.......................... 10,142    283,590
    Toronto-Dominion Bank (The)....................... 29,506  1,192,337
    Torstar Corp. Class B.............................  2,714      9,068
    Total Energy Services, Inc........................  1,600     18,094
*   Tourmaline Oil Corp............................... 10,103    249,833
    TransAlta Corp.................................... 31,016    196,331
    TransAlta Renewables, Inc.........................  2,500     23,894
    TransCanada Corp..................................  6,706    260,930
    Transcontinental, Inc. Class A.................... 10,852    122,058
    TransForce, Inc...................................  8,477    161,976
    TransGlobe Energy Corp.(893662106)................    500      1,480
    TransGlobe Energy Corp.(2470548)..................  1,000      2,959
    Trican Well Service, Ltd..........................  4,500      9,669
    Trilogy Energy Corp...............................  4,600     16,179
    Trinidad Drilling, Ltd............................  5,850     14,537
*   Turquoise Hill Resources, Ltd.(900435108).........  3,396     11,512
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)........... 16,099     54,777
    Twin Butte Energy, Ltd............................ 13,668      4,651
    Uni-Select, Inc...................................  1,000     44,967
    Valener, Inc......................................  1,400     18,155
    Veresen, Inc...................................... 16,104    182,237
#   Vermilion Energy, Inc.(B607XS1)...................    300     10,093
    Vermilion Energy, Inc.(923725105).................  2,873     96,791
    Wajax Corp........................................    900     13,921
    West Fraser Timber Co., Ltd.......................  1,800     79,206

                                     1210

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
CANADA -- (Continued)
    Western Energy Services Corp......................   7,800 $    31,251
    Western Forest Products, Inc......................  19,614      28,795
    Westjet Airlines, Ltd.............................   1,307      23,055
    Westshore Terminals Investment Corp...............   2,100      46,388
    Whistler Blackcomb Holdings, Inc..................   1,301      20,611
#   Whitecap Resources, Inc...........................  20,655     180,041
    Wi-LAN, Inc.......................................  13,600      28,493
    Winpak, Ltd.......................................   1,378      46,792
#   WSP Global, Inc...................................   6,600     221,135
    Yamana Gold, Inc.(98462Y100)......................  14,406      28,236
    Yamana Gold, Inc.(2219279)........................   6,498      12,868
*   Yellow Pages, Ltd.................................   1,429      19,842
#   Zargon Oil & Gas, Ltd.............................     600         954
    ZCL Composites, Inc...............................   2,626      13,111
                                                               -----------
TOTAL CANADA..........................................          36,917,557
                                                               -----------
CHINA -- (0.0%)
*   Fullshare Holdings, Ltd........................... 180,000      30,153
    Lee's Pharmaceutical Holdings, Ltd................   9,000      15,139
#   Xinyi Solar Holdings, Ltd.........................  82,000      35,317
                                                               -----------
TOTAL CHINA...........................................              80,609
                                                               -----------
DENMARK -- (1.3%)
    ALK-Abello A.S....................................     379      46,285
    Alm Brand A.S.....................................   9,122      58,713
    Ambu A.S. Class B.................................   2,000      54,653
*   Bang & Olufsen A.S................................   2,210      20,553
*   Bavarian Nordic A.S...............................   1,841      86,998
#   Chr Hansen Holding A.S............................   6,353     351,056
    Coloplast A.S. Class B............................   1,093      78,868
#*  D/S Norden A.S....................................   2,616      68,516
    Danske Bank A.S...................................  10,930     341,721
    Dfds A.S..........................................     684      93,965
    DSV A.S...........................................  14,670     502,146
#   FLSmidth & Co. A.S................................   4,074     182,665
*   Genmab A.S........................................   2,428     228,777
    GN Store Nord A.S.................................  12,229     248,744
*   H Lundbeck A.S....................................   5,422     128,245
    IC Group A.S......................................     908      24,849
*   Jyske Bank A.S....................................   4,632     242,010
    NKT Holding A.S...................................   2,444     137,040
    Novozymes A.S. Class B............................   6,091     318,386
    Pandora A.S.......................................   5,349     602,317
    PER Aarsleff A.S. Class B.........................     239      82,023
    Ringkjoebing Landbobank A.S.......................     256      56,124
    Rockwool International A.S. Class B...............     704     105,033
*   Santa Fe Group A.S................................   1,591      13,121
    Schouw & Co.......................................   1,030      55,943
    SimCorp A.S.......................................   3,384     144,475
    Solar A.S. Class B................................     239      13,089
    Spar Nord Bank A.S................................   4,099      48,176
    Sydbank A.S.......................................   6,788     256,967
    TDC A.S...........................................  57,655     434,935
#*  TK Development A.S................................   5,396       7,244
*   Topdanmark A.S....................................   6,592     182,155
    Tryg A.S..........................................   3,115      62,696

                                     1211

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
DENMARK -- (Continued)
    United International Enterprises..................    225 $   37,864
    Vestas Wind Systems A.S...........................  6,548    357,702
*   William Demant Holding A.S........................  1,570    119,718
                                                              ----------
TOTAL DENMARK.........................................         5,793,772
                                                              ----------
FINLAND -- (1.4%)
    Aktia Bank Oyj....................................  1,256     15,512
    Amer Sports Oyj................................... 12,781    372,783
    Aspo Oyj..........................................  3,410     28,364
    BasWare Oyj.......................................    260     12,672
    Bittium Oyj.......................................  3,951     20,668
    Cargotec Oyj......................................  4,230    147,059
    Caverion Corp.....................................  5,866     59,607
    Citycon Oyj....................................... 36,634     97,223
    Cramo Oyj.........................................  3,736     75,487
    Elisa Oyj......................................... 10,902    367,044
    F-Secure Oyj......................................  5,330     16,441
*   Finnair Oyj.......................................  5,464     17,106
    Fiskars Oyj Abp...................................  2,550     54,399
    Fortum Oyj........................................ 24,226    425,378
    HKScan Oyj Class A................................  4,861     26,621
    Huhtamaki Oyj.....................................  8,873    314,891
    Kemira Oyj........................................ 11,318    146,185
    Kesko Oyj Class A.................................  1,108     40,215
    Kesko Oyj Class B.................................  7,003    272,581
    Konecranes Oyj....................................  5,858    181,351
#   Lassila & Tikanoja Oyj............................  4,444     86,967
    Metsa Board Oyj................................... 15,474    110,247
#   Metso Oyj.........................................  8,943    246,032
    Neste Oyj......................................... 13,445    374,593
    Nokian Renkaat Oyj................................ 13,594    408,528
*   Oriola-KD Oyj Class B.............................  8,626     41,997
#*  Outokumpu Oyj..................................... 20,833     96,500
#   Outotec Oyj....................................... 18,535    124,138
    PKC Group Oyj.....................................  2,540     55,662
    Ponsse Oy.........................................  1,526     24,550
*   Poyry Oyj.........................................    493      2,082
    Raisio Oyj Class V................................  9,852     44,816
    Ramirent Oyj......................................  9,374     73,873
    Sampo Oyj Class A.................................  9,963    492,976
#   Sanoma Oyj........................................  8,774     32,097
#*  Stockmann Oyj Abp.................................    832      6,111
    Technopolis Oyj...................................  5,409     22,210
    Tieto Oyj.........................................  7,280    186,407
    Tikkurila Oyj.....................................  1,512     29,161
    UPM-Kymmene Oyj................................... 46,105    851,640
    Uponor Oyj........................................  3,579     56,744
    Vaisala Oyj Class A...............................    133      3,505

                                     1212

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FINLAND -- (Continued)
    YIT Oyj........................................... 10,563 $   63,646
                                                              ----------
TOTAL FINLAND.........................................         6,126,069
                                                              ----------
FRANCE -- (7.3%)
    Accor SA..........................................  4,921    241,244
    Aeroports de Paris................................    460     55,147
    Air Liquide SA....................................  2,618    340,903
    Airbus Group SE...................................  5,378    381,760
    Akka Technologies.................................  1,415     47,076
    Albioma SA........................................  2,563     42,518
    Alten SA..........................................  2,540    128,004
    Altran Technologies SA............................ 14,393    169,945
    April SA..........................................  1,193     16,099
    Arkema SA.........................................  6,460    503,395
    Assystem..........................................    402      7,935
    Atos..............................................  6,747    512,680
    AXA SA............................................ 41,993  1,105,895
    Beneteau SA.......................................    497      8,446
    BioMerieux........................................  1,413    164,177
    BNP Paribas SA.................................... 18,646  1,212,872
    Boiron SA.........................................    620     68,641
    Bonduelle S.C.A...................................  1,635     46,876
    Bouygues SA.......................................  7,057    259,240
    Bureau Veritas SA.................................  4,554    106,400
    Burelle SA........................................     39     30,044
    Cap Gemini SA.....................................  2,275    217,334
    Carrefour SA...................................... 20,411    700,628
    Casino Guichard Perrachon SA......................  3,489    258,935
*   Cegedim SA........................................    334     14,647
    Cegid Group SA....................................    726     31,388
#*  CGG SA............................................  5,050     25,226
    Chargeurs SA......................................  1,522     12,848
    Christian Dior SE.................................    907    187,610
#   Cie de Saint-Gobain............................... 19,026    901,401
    Cie des Alpes.....................................    975     19,538
    Cie Generale des Etablissements Michelin.......... 10,909  1,067,867
    CNP Assurances....................................  7,115    119,580
    Credit Agricole SA................................ 16,288    256,285
    Danone SA.........................................  6,352    430,934
    Dassault Systemes.................................  1,398    105,421
*   Derichebourg SA................................... 13,919     49,361
    Devoteam SA.......................................    484     14,048
    Edenred...........................................  7,756    193,319
    Eiffage SA........................................  4,711    283,332
    Electricite de France SA.......................... 11,210    266,773
    Engie............................................. 50,437    967,255
#*  Eramet............................................    319     21,009
    Essilor International SA..........................  4,416    565,599
*   Esso SA Francaise.................................    343     23,990
*   Etablissements Maurel et Prom.....................  6,911     44,246
    Euler Hermes Group................................  1,255    130,750
    Eurofins Scientific SE............................    554    181,658
    Eutelsat Communications SA........................ 11,987    365,320

                                     1213

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Faiveley Transport SA.............................    228 $   23,829
    Faurecia..........................................  7,372    282,845
    Fimalac...........................................    134     11,802
    GL Events.........................................    728     16,448
    Groupe Crit.......................................    361     20,596
    Groupe Eurotunnel SE.............................. 12,743    183,077
*   Groupe Fnac.......................................    836     50,512
#   Groupe Gorge......................................    802     22,713
    Guerbet...........................................    417     26,837
    Haulotte Group SA.................................  1,255     23,684
    Hermes International..............................    198     76,999
#   Hi-Media SA.......................................    447      5,416
    Hipay Group SA....................................    608      8,747
    Iliad SA..........................................    539    128,002
    Imerys SA.........................................  2,646    199,351
#   Ingenico Group....................................  2,008    263,015
    Interparfums SA...................................    298      8,506
    Ipsen SA..........................................  2,225    143,368
    IPSOS.............................................  3,592     90,116
    Jacquet Metal Service.............................  1,075     20,053
    JCDecaux SA.......................................  3,264    124,906
    Kering............................................  2,404    462,952
    Korian SA.........................................  3,628    129,304
    L'Oreal SA........................................  1,728    322,985
    Lagardere SCA..................................... 10,522    314,677
#*  Le Noble Age......................................    495     11,800
    Lectra............................................  1,033     14,981
    Legrand SA........................................  4,560    280,518
    LISI..............................................  2,076     56,061
    LVMH Moet Hennessy Louis Vuitton SE...............  3,573    668,362
    Manitou BF SA.....................................  1,257     24,443
    Mersen............................................  1,444     34,113
#*  METabolic EXplorer SA.............................  2,577     10,747
    Metropole Television SA...........................  4,186     84,704
    MGI Coutier.......................................    680     11,048
    Montupet..........................................    892     68,852
    Natixis SA........................................ 29,169    214,078
#   Naturex...........................................    514     40,676
    Neopost SA........................................  3,101    124,566
*   Nexans SA.........................................  3,247    132,099
    Nexity SA.........................................  3,074    135,576
    NextRadioTV.......................................    730     29,406
*   NRJ Group.........................................    384      3,570
*   Numericable-SFR SAS...............................    772     42,167
    Oeneo SA..........................................  1,725     12,783
    Orange SA......................................... 79,376  1,305,755
    Orpea.............................................  1,027     77,508
    Paris Orleans SA..................................    163      4,998
*   Parrot SA.........................................    437     19,825
*   Peugeot SA........................................ 40,786    815,872
*   Pierre & Vacances SA..............................    700     22,765
    Plastic Omnium SA.................................  3,689    103,742
    PSB Industries SA.................................    175     10,262

                                     1214

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
FRANCE -- (Continued)
    Publicis Groupe SA................................  2,821 $   213,345
    Rallye SA.........................................  2,374      69,807
    Rexel SA.......................................... 21,316     335,699
    Rubis SCA.........................................  2,520     181,124
    Saft Groupe SA....................................  1,949      79,490
    Savencia SA.......................................    249      15,834
    SCOR SE........................................... 11,006     421,755
    SEB SA............................................  2,330     235,173
    SES SA............................................  6,294     194,499
    Societe BIC SA....................................    972     166,437
    Societe d'Edition de Canal +......................  5,826      51,067
    Societe Generale SA............................... 16,701     820,043
    Societe Television Francaise 1....................  8,654     148,638
    Sodexo SA.........................................  1,628     151,632
#*  SOITEC............................................ 20,285      16,475
*   Solocal Group..................................... 79,560      35,726
    Somfy SA..........................................    112      34,889
    Sopra Steria Group................................  1,416     135,235
    Stallergenes SA...................................    337      21,242
#*  Ste Industrielle d'Aviation Latecoere SA..........  1,919      19,988
    Stef SA...........................................    571      38,695
#   STMicroelectronics NV(2430025)....................  3,197      24,841
    STMicroelectronics NV(5962332).................... 48,462     378,435
#*  Store Electronic..................................    567       7,485
    Suez Environnement Co.............................  9,586     183,727
    Synergie SA.......................................  1,688      46,184
    Technicolor SA.................................... 16,799     132,504
    Technip SA........................................  9,631     547,261
    Teleperformance...................................  3,211     238,186
    Tessi SA..........................................     32       3,475
#   Thermador Groupe..................................    236      20,942
    Total Gabon.......................................     46      11,056
    Total SA.......................................... 70,075   3,457,708
    Total SA Sponsored ADR............................  1,765      86,997
    Trigano SA........................................  1,173      51,510
*   UBISOFT Entertainment............................. 12,431     241,515
    Union Financiere de France BQE SA.................    410      12,177
    Valeo SA..........................................  3,128     416,890
    Vallourec SA......................................  8,005     131,001
    Veolia Environnement SA........................... 11,422     255,123
    Veolia Environnement SA ADR.......................  1,130      25,176
    Vicat.............................................    986      73,329
    Vilmorin & Cie SA.................................    609      50,630
    Vinci SA.......................................... 12,445     797,574
    Virbac SA.........................................    188      44,582
    Vivendi SA........................................ 16,870     443,290
    Zodiac Aerospace..................................  9,481     282,608
                                                              -----------
TOTAL FRANCE..........................................         31,578,615
                                                              -----------
GERMANY -- (5.6%)
    Aareal Bank AG....................................  6,098     248,780
    Adidas AG.........................................  7,151     585,183
    Adler Modemaerkte AG..............................  1,392      17,181

                                     1215

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
*   ADVA Optical Networking SE........................   3,274 $   38,049
#*  Aixtron SE........................................   2,254     13,370
    Allianz SE........................................   6,987  1,144,558
    Amadeus Fire AG...................................     412     40,515
    Aurubis AG........................................   3,477    208,005
    Axel Springer SE..................................   2,692    150,876
    BASF SE...........................................  13,132  1,134,796
    Bayerische Motoren Werke AG.......................  14,538  1,457,808
    BayWa AG..........................................   1,484     55,220
    Bechtle AG........................................   1,113     94,487
    Bertrandt AG......................................     281     35,096
    Bijou Brigitte AG.................................     354     20,437
#   Bilfinger SE......................................   1,770     73,106
    Biotest AG........................................   1,074     30,092
#   Borussia Dortmund GmbH & Co. KGaA.................   7,877     35,586
    Brenntag AG.......................................   5,350    297,513
    CANCOM SE.........................................     931     35,880
#   Carl Zeiss Meditec AG.............................   2,414     68,003
    CENIT AG..........................................     720     13,621
    CENTROTEC Sustainable AG..........................   1,427     23,246
    Cewe Stiftung & Co. KGAA..........................     599     34,809
    Comdirect Bank AG.................................   2,126     23,538
*   Commerzbank AG....................................  28,133    363,832
    CompuGroup Medical AG.............................   1,461     46,061
    Continental AG....................................   1,513    338,251
*   CropEnergies AG...................................     700      3,152
    CTS Eventim AG & Co. KGaA.........................   2,474     93,256
#   Delticom AG.......................................     534     13,387
    Deutsche Bank AG..................................  26,499    927,995
    Deutsche Boerse AG................................   3,737    339,473
    Deutsche Telekom AG............................... 105,218  1,902,599
    Deutsche Wohnen AG................................  14,144    348,960
*   Dialog Semiconductor P.L.C........................   4,477    223,277
    DMG Mori AG.......................................   5,319    195,165
    Dr Hoenle AG......................................     513     14,249
    Draegerwerk AG & Co. KGaA.........................     215     17,553
    Drillisch AG......................................   2,707    114,246
    Duerr AG..........................................   1,547    127,340
    E.ON SE...........................................  35,553    469,523
    Eckert & Ziegler AG...............................     144      3,568
    Elmos Semiconductor AG............................   1,399     25,225
    ElringKlinger AG..................................   3,323     80,035
*   Euromicron AG.....................................     463      4,356
#*  Evotec AG.........................................   4,707     17,726
    Fielmann AG.......................................   1,208     79,824
    Fraport AG Frankfurt Airport Services Worldwide...   2,806    184,234
    Freenet AG........................................   9,137    313,565
    Fresenius Medical Care AG & Co. KGaA..............   4,753    388,900
    Fuchs Petrolub SE.................................   1,547     61,908
    GEA Group AG......................................   4,613    195,203
    Gerresheimer AG...................................   3,498    257,406
#   Gerry Weber International AG......................   1,999     49,229
    Gesco AG..........................................      44      3,432

                                     1216

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
GERMANY -- (Continued)
    GFK SE............................................  1,682 $ 71,798
#   GFT Technologies AG...............................  1,156   28,370
    Grammer AG........................................  1,462   40,937
*   H&R AG............................................  3,048   29,128
    Hamburger Hafen und Logistik AG...................  2,912   55,903
    Hannover Rueck SE.................................  2,378  252,462
    HeidelbergCement AG...............................  4,348  331,147
#*  Heidelberger Druckmaschinen AG.................... 28,537   72,732
    Henkel AG & Co. KGaA..............................    955   96,318
    Hochtief AG.......................................  2,190  191,357
    Homag Group AG....................................    206    7,906
    Hornbach Baumarkt AG..............................    657   24,253
    Hugo Boss AG......................................  1,693  204,136
    Indus Holding AG..................................  1,784   87,920
    Infineon Technologies AG.......................... 35,487  398,066
    Isra Vision AG....................................    295   17,476
    Jenoptik AG.......................................  3,479   45,489
*   Joyou AG..........................................    904      170
    K+S AG............................................ 11,836  485,632
#   Kloeckner & Co. SE................................  8,201   76,898
*   Koenig & Bauer AG.................................  1,058   24,059
*   Kontron AG........................................  4,757   18,679
    Krones AG.........................................  1,097  126,468
#   KUKA AG...........................................  1,446  123,741
    KWS Saat SE.......................................    192   62,430
    LANXESS AG........................................  7,243  418,266
    Leifheit AG.......................................    196    9,676
    Leoni AG..........................................  3,806  241,153
    Linde AG..........................................  3,313  625,275
#*  Manz AG...........................................    224   16,730
    Metro AG.......................................... 14,854  467,648
    MLP AG............................................  1,362    6,230
    MTU Aero Engines AG...............................  3,150  290,113
    Muenchener Rueckversicherungs-Gesellschaft AG.....  2,720  499,877
    Nemetschek AG.....................................  1,564   57,863
*   Nordex SE.........................................  3,624  103,218
    Norma Group SE....................................  3,278  158,636
    OHB SE............................................    906   18,653
    Osram Licht AG....................................  6,242  354,598
*   Patrizia Immobilien AG............................  3,197   85,671
    Pfeiffer Vacuum Technology AG.....................    919   84,218
#*  PNE Wind AG.......................................  5,986   14,758
#   Puma SE...........................................    124   23,479
*   QIAGEN NV(2437907)................................    526   14,717
*   QIAGEN NV(5732825)................................ 15,308  429,519
    QSC AG............................................  4,310    8,628
#   R Stahl AG........................................    573   23,958
    Rational AG.......................................    193   75,306
    RWE AG............................................ 29,856  621,800
    SAF-Holland SA....................................  3,516   53,283
    Salzgitter AG.....................................  4,229  150,977
    SAP SE............................................  4,933  354,402
    SAP SE Sponsored ADR..............................    555   39,777

                                     1217

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
GERMANY -- (Continued)
#   Schaltbau Holding AG..............................     622 $    35,027
#*  SGL Carbon SE.....................................     739      12,703
    SHW AG............................................     419      18,592
    Siemens AG........................................   5,820     623,590
#*  Singulus Technologies AG..........................   3,636       3,280
    Sixt SE...........................................   1,438      60,431
#*  SMA Solar Technology AG...........................   1,104      36,699
    Softing AG........................................     978      13,599
    Software AG.......................................   3,424     102,445
*   Solarworld AG.....................................      19         328
    Stada Arzneimittel AG.............................   5,855     225,373
    Stroeer SE........................................   1,459      72,150
    Suedzucker AG.....................................   9,880     162,954
    Surteco SE........................................     767      18,267
#*  Suss Microtec AG..................................   1,897      11,974
    Symrise AG........................................   3,406     226,455
    Takkt AG..........................................   3,803      72,687
*   Talanx AG.........................................   3,042      97,068
    Telefonica Deutschland Holding AG.................  23,268     144,311
    ThyssenKrupp AG...................................   9,025     228,874
*   Tom Tailor Holding AG.............................   1,823      18,214
    Tomorrow Focus AG.................................   2,016       9,965
    United Internet AG................................   4,906     242,481
#*  Vossloh AG........................................     822      52,254
    VTG AG............................................   1,400      33,494
    Wacker Chemie AG..................................   1,788     179,533
    Wacker Neuson SE..................................   3,055      61,585
    Washtec AG........................................   1,577      34,639
    Wincor Nixdorf AG.................................   1,995      84,763
    XING AG...........................................     115      19,301
                                                               -----------
TOTAL GERMANY.........................................          24,107,625
                                                               -----------
HONG KONG -- (2.8%)
    AIA Group, Ltd.................................... 138,600     903,314
    APT Satellite Holdings, Ltd.......................  40,750      37,974
    Asia Satellite Telecommunications Holdings, Ltd...   3,000       6,612
    ASM Pacific Technology, Ltd.......................  11,300     102,373
    Aupu Group Holding Co., Ltd.......................  72,000      21,893
    Bank of East Asia, Ltd. (The).....................  59,600     241,374
    BOC Hong Kong Holdings, Ltd....................... 102,500     412,193
#   Bonjour Holdings, Ltd............................. 234,000      14,172
*   Brightoil Petroleum Holdings, Ltd................. 172,000      63,133
*   Burwill Holdings, Ltd............................. 460,000      21,028
    Cafe de Coral Holdings, Ltd.......................  16,000      56,121
    Cathay Pacific Airways, Ltd.......................  72,000     170,178
    Cheung Kong Infrastructure Holdings, Ltd..........  13,000     112,792
*   Cheung Kong Property Holdings, Ltd................  45,308     377,552
    Chevalier International Holdings, Ltd.............   4,000       8,140
#*  China Energy Development Holdings, Ltd............ 412,000       8,541
    Chow Sang Sang Holdings International, Ltd........  31,000      60,013
#   Chow Tai Fook Jewellery Group, Ltd................  58,400      56,898
    Chuang's Consortium International, Ltd............ 140,000      18,055
    CITIC Telecom International Holdings, Ltd......... 148,000      67,554

                                     1218

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
HONG KONG -- (Continued)
    CK Hutchison Holdings, Ltd........................    45,308 $672,528
    CK Life Sciences International Holdings, Inc......   244,000   24,222
    CLP Holdings, Ltd.................................    17,000  144,154
    CSI Properties, Ltd...............................   390,000   13,566
    Dah Sing Banking Group, Ltd.......................    32,928   69,777
    Dah Sing Financial Holdings, Ltd..................    12,120   79,199
    Dorsett Hospitality International, Ltd............    46,000    9,430
    Emperor Watch & Jewellery, Ltd....................   520,000   19,086
#   Esprit Holdings, Ltd..............................   174,900  167,839
    Fairwood Holdings, Ltd............................     5,500   16,284
#   Far East Consortium International, Ltd............    78,000   36,427
    FIH Mobile, Ltd...................................   188,000   98,208
    First Pacific Co., Ltd............................   218,000  174,403
#   Future Bright Holdings, Ltd.......................    48,000    7,558
    G-Resources Group, Ltd............................   831,600   24,587
*   GCL New Energy Holdings, Ltd......................   264,000   18,685
    Get Nice Holdings, Ltd............................   540,000   23,650
#   Giordano International, Ltd.......................   166,000   84,512
*   Global Brands Group Holding, Ltd..................   146,000   32,354
#   Haitong International Securities Group, Ltd.......   116,000   63,998
    Hang Lung Group, Ltd..............................    24,000  108,485
    Hang Lung Properties, Ltd.........................    98,000  281,135
    Hang Seng Bank, Ltd...............................    17,500  358,973
    HKR International, Ltd............................    44,800   24,588
    Hong Kong & China Gas Co., Ltd....................    76,692  156,648
    Hong Kong Aircraft Engineering Co., Ltd...........     1,600   15,855
    Hong Kong Exchanges and Clearing, Ltd.............     9,277  251,964
    Hongkong & Shanghai Hotels, Ltd. (The)............    24,000   31,859
    Hongkong Chinese, Ltd.............................    30,000    5,416
    Hopewell Holdings, Ltd............................    38,000  131,088
#   Hsin Chong Construction Group, Ltd................   202,000   23,698
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................   190,000   83,064
    Hysan Development Co., Ltd........................    21,000   90,294
*   Imagi International Holdings, Ltd.................   840,000   20,452
*   International Standard Resources Holdings, Ltd....   500,000   13,076
    IT, Ltd...........................................    56,000   18,470
    ITC Corp., Ltd....................................   190,000   20,832
    Johnson Electric Holdings, Ltd....................    29,875  101,217
    K Wah International Holdings, Ltd.................    75,463   41,527
#   Kerry Logistics Network, Ltd......................    14,500   22,425
    Kerry Properties, Ltd.............................    55,000  205,318
    Kowloon Development Co., Ltd......................    32,000   40,480
    L'Occitane International SA.......................    26,000   65,967
    Lai Sun Development Co., Ltd...................... 1,331,000   29,007
    Li & Fung, Ltd....................................   180,000  139,473
    Lifestyle International Holdings, Ltd.............    46,500   75,819
    Lippo China Resources, Ltd........................   210,000    8,531
    Liu Chong Hing Investment, Ltd....................    16,000   20,012
#   Luk Fook Holdings International, Ltd..............    36,000  101,037
    Magnificent Estates...............................   102,000    3,614
    Man Wah Holdings, Ltd.............................    70,400   63,251
*   Mason Financial Holdings, Ltd.....................   120,000    4,725

                                     1219

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
HONG KONG -- (Continued)
#   Melco International Development, Ltd..............  42,000 $ 71,722
#*  Midland Holdings, Ltd.............................  64,000   28,465
#   Miramar Hotel & Investment........................  10,000   17,312
*   Mongolian Mining Corp.............................  90,000    2,796
    MTR Corp., Ltd....................................  25,000  111,300
    New World Development Co., Ltd.................... 234,622  283,316
#   Newocean Energy Holdings, Ltd..................... 120,000   53,449
    Nexteer Automotive Group, Ltd.....................  32,000   30,321
    NWS Holdings, Ltd.................................  53,883   80,576
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd............................................. 320,000   22,247
    Orient Overseas International, Ltd................  18,500   91,640
#   Pacific Basin Shipping, Ltd....................... 118,000   40,738
    Pacific Textiles Holdings, Ltd....................  52,000   82,563
    PCCW, Ltd......................................... 310,000  185,514
    Pico Far East Holdings, Ltd.......................  32,000    9,451
    Playmates Holdings, Ltd...........................  14,000   16,259
    Playmates Toys, Ltd...............................  96,000   17,941
    Polytec Asset Holdings, Ltd....................... 160,000   22,071
    Power Assets Holdings, Ltd........................  19,500  183,554
#   Prada SpA.........................................  10,900   50,168
    Regal Hotels International Holdings, Ltd..........  30,000   17,336
#   SA SA International Holdings, Ltd.................  66,000   29,601
    Samsonite International SA........................  75,300  245,550
    SAS Dragon Hldg, Ltd..............................  64,000   14,011
    SEA Holdings, Ltd.................................   8,000    7,286
    Shangri-La Asia, Ltd..............................  88,000  113,329
#   Shenwan Hongyuan HK, Ltd..........................  67,500   33,651
*   Shun Ho Technology Holdings, Ltd..................   1,683      591
    Shun Tak Holdings, Ltd............................ 148,000   81,021
    Singamas Container Holdings, Ltd.................. 136,000   22,104
    Sino Land Co., Ltd................................  89,931  139,772
    Sitoy Group Holdings, Ltd.........................  46,000   24,623
    SmarTone Telecommunications Holdings, Ltd.........  38,000   77,530
*   SOCAM Development, Ltd............................  24,000   16,618
    Soundwill Holdings, Ltd...........................   6,000    9,798
    Stella International Holdings, Ltd................  40,000  107,766
    Sun Hung Kai & Co., Ltd...........................  59,000   39,182
    Sun Hung Kai Properties, Ltd......................  28,196  432,663
    Swire Pacific, Ltd. Class A.......................  17,500  224,345
    Swire Pacific, Ltd. Class B.......................  17,500   41,212
    Swire Properties, Ltd.............................  14,400   46,301
*   Symphony Holdings, Ltd............................ 110,000   11,472
    Techtronic Industries Co., Ltd....................  57,000  201,463
    Television Broadcasts, Ltd........................  34,600  182,335
    Texwinca Holdings, Ltd............................  58,000   70,132
    Tradelink Electronic Commerce, Ltd................ 100,000   21,777
    Transport International Holdings, Ltd.............  14,400   39,295
    Trinity, Ltd......................................  32,000    4,866
*   TSC Group Holdings, Ltd...........................  51,000   14,277
*   United Laboratories International Holdings, Ltd.
      (The)...........................................  58,000   34,950
    Value Partners Group, Ltd.........................  94,000  109,308
    Varitronix International, Ltd.....................  38,000   28,847
    Victory City International Holdings, Ltd.......... 156,000   24,140

                                     1220

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
HONG KONG -- (Continued)
    Vitasoy International Holdings, Ltd...............  52,000 $    78,074
    VST Holdings, Ltd.................................  70,000      23,919
#   VTech Holdings, Ltd...............................   6,200      77,132
    Wharf Holdings, Ltd. (The)........................  25,000     158,664
    Wheelock & Co., Ltd...............................  40,000     205,677
    Xinyi Glass Holdings, Ltd......................... 178,000      92,880
    Yue Yuen Industrial Holdings, Ltd.................  55,000     179,025
                                                               -----------
TOTAL HONG KONG.......................................          11,782,603
                                                               -----------
IRELAND -- (0.6%)
*   Bank of Ireland................................... 785,139     329,746
    CRH P.L.C.........................................   3,476     102,809
    CRH P.L.C. Sponsored ADR..........................  25,299     751,633
    Dragon Oil P.L.C..................................   5,583      63,330
    FBD Holdings P.L.C................................   1,219      10,244
    Glanbia P.L.C.....................................   7,148     149,053
*   Independent News & Media P.L.C....................  56,438      11,658
    Irish Continental Group P.L.C.....................   3,203      15,381
    Kerry Group P.L.C. Class A........................   3,204     243,473
    Kingspan Group P.L.C..............................  13,800     347,582
    Smurfit Kappa Group P.L.C.........................  16,287     489,795
                                                               -----------
TOTAL IRELAND.........................................           2,514,704
                                                               -----------
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd....................  13,388      10,323
    Africa Israel Properties, Ltd.....................     766      12,012
*   Airport City, Ltd.................................   2,359      25,414
*   Allot Communications, Ltd.........................     721       3,813
*   Alrov Properties and Lodgings, Ltd................     511      10,619
    Amot Investments, Ltd.............................   6,144      19,262
    Azrieli Group.....................................   2,809     116,619
    Bank Hapoalim BM..................................  31,972     177,766
*   Bank Leumi Le-Israel BM...........................  39,086     170,462
    Bayside Land Corp.................................      42      13,224
    Bezeq The Israeli Telecommunication Corp., Ltd....  74,862     138,064
    Blue Square Real Estate, Ltd......................     266       8,453
*   Cellcom Israel, Ltd...............................   1,000       6,170
*   Ceragon Networks, Ltd.............................     170         207
#*  Clal Biotechnology Industries, Ltd................   6,520       6,700
*   Clal Insurance Enterprises Holdings, Ltd..........   1,499      26,102
*   Compugen, Ltd.....................................     637       3,970
    Delek Automotive Systems, Ltd.....................   2,031      22,613
    Delek Group, Ltd..................................     184      54,339
    Delta-Galil Industries, Ltd.......................   1,086      35,827
    Direct Insurance Financial Investments, Ltd.......   2,037      14,663
    Electra, Ltd......................................     214      29,421
*   Evogene, Ltd......................................     341       3,084
*   EZchip Semiconductor, Ltd.........................   4,115      67,898
    First International Bank Of Israel, Ltd...........   4,178      59,989
    Formula Systems 1985, Ltd.........................     580      17,803

                                     1221

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
ISRAEL -- (Continued)
    Fox Wizel, Ltd....................................     845 $   17,850
    Frutarom Industries, Ltd..........................   1,837     77,475
    Harel Insurance Investments & Financial Services,
      Ltd.............................................  13,869     68,497
    Israel Chemicals, Ltd.............................   9,540     66,019
*   Israel Discount Bank, Ltd. Class A................  87,778    177,265
    Ituran Location and Control, Ltd..................   1,042     26,727
*   Jerusalem Oil Exploration.........................     758     33,140
    Matrix IT, Ltd....................................   3,922     22,317
*   Mazor Robotics, Ltd. Sponsored ADR................   1,767     24,367
    Melisron, Ltd.....................................   1,013     36,722
    Menorah Mivtachim Holdings, Ltd...................   1,584     16,695
    Migdal Insurance & Financial Holding, Ltd.........  30,414     36,033
    Mivtach Shamir Holdings, Ltd......................     361      8,440
    Mizrahi Tefahot Bank, Ltd.........................  12,348    158,423
*   Naphtha Israel Petroleum Corp., Ltd...............   3,347     22,667
    NICE Systems, Ltd. Sponsored ADR..................   1,566    101,101
*   Nitsba Holdings 1995, Ltd.........................   2,195     41,018
*   Oil Refineries, Ltd............................... 110,693     45,702
    Osem Investments, Ltd.............................   1,244     26,455
*   Partner Communications Co., Ltd. ADR..............   1,321      5,614
    Paz Oil Co., Ltd..................................     581     93,683
    Phoenix Holdings, Ltd. (The)......................     361      1,077
*   Plasson Industries, Ltd...........................     286      9,669
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................     443     21,138
    Sapiens International Corp. NV....................   1,873     20,014
    Shikun & Binui, Ltd...............................  15,055     35,263
*   Shufersal, Ltd....................................   5,849     15,962
*   Strauss Group, Ltd................................   1,469     23,152
*   Summit Real Estate Holdings, Ltd..................   2,822     12,863
*   Tower Semiconductor, Ltd.(M87915274)..............   1,998     26,494
*   Tower Semiconductor, Ltd.(6320605)................     392      5,280
                                                               ----------
TOTAL ISRAEL..........................................          2,331,939
                                                               ----------
ITALY -- (2.9%)
    A2A SpA...........................................  96,625    123,358
    ACEA SpA..........................................   2,769     36,499
#   Amplifon SpA......................................   4,092     34,308
    Ansaldo STS SpA...................................   5,803     60,052
*   Arnoldo Mondadori Editore SpA.....................  26,239     30,342
    Ascopiave SpA.....................................   4,239     10,197
    Assicurazioni Generali SpA........................  13,474    265,535
#   Astaldi SpA.......................................   7,476     71,951
    Atlantia SpA......................................   8,765    234,050
*   Autogrill SpA.....................................   7,415     66,953
    Azimut Holding SpA................................   6,163    153,937
*   Banca Carige SpA..................................   6,000     11,435
    Banca Generali SpA................................   3,409    112,078
    Banca IFIS SpA....................................   1,607     40,062
*   Banca Monte dei Paschi di Siena SpA...............  61,644    122,500
    Banca Popolare dell'Emilia Romagna SC.............  46,626    410,461
#*  Banca Popolare dell'Etruria e del Lazio SC........  25,725     12,355
    Banca Popolare di Milano Scarl.................... 451,031    487,854
    Banca Popolare di Sondrio SCARL...................  26,183    133,225

                                     1222

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
ITALY -- (Continued)
*   Banco Popolare SC.................................  34,670 $  600,276
    BasicNet SpA......................................   5,935     26,550
    Biesse SpA........................................   1,697     28,572
    Brembo SpA........................................   1,448     65,280
    Brunello Cucinelli SpA............................   1,103     20,789
    Buzzi Unicem SpA..................................   8,557    146,081
    Cementir Holding SpA..............................   2,886     19,366
*   CIR-Compagnie Industriali Riunite SpA.............  33,779     35,932
    Credito Emiliano SpA..............................   6,372     53,715
*   Credito Valtellinese SC........................... 117,281    167,181
    Danieli & C Officine Meccaniche SpA...............   1,892     39,801
    Datalogic SpA.....................................   1,853     27,004
    De' Longhi........................................   3,469     84,546
    DiaSorin SpA......................................   1,321     60,677
    Ei Towers SpA.....................................     425     27,299
    Enel Green Power SpA..............................  38,650     80,287
    Enel SpA..........................................  49,939    234,661
    Engineering SpA...................................     453     28,987
    Eni SpA...........................................  87,086  1,524,058
    Eni SpA Sponsored ADR.............................   3,109    108,815
    ERG SpA...........................................   5,405     69,934
    Esprinet SpA......................................   4,821     42,581
    Falck Renewables SpA..............................  15,891     20,805
    FNM SpA...........................................  35,502     22,775
*   Geox SpA..........................................   1,759      7,135
*   Gruppo Editoriale L'Espresso SpA..................  13,362     15,131
    Hera SpA..........................................  41,035    103,507
*   IMMSI SpA.........................................  14,941      9,849
    Industria Macchine Automatiche SpA................     503     26,044
#*  Intek Group SpA...................................  25,413      9,413
    Interpump Group SpA...............................   4,256     72,304
    Intesa Sanpaolo SpA............................... 206,686    795,768
    Iren SpA..........................................  33,491     48,763
    Italcementi SpA...................................  20,651    228,273
    Italmobiliare SpA.................................     631     25,977
#*  Juventus Football Club SpA........................  81,554     25,612
    Luxottica Group SpA...............................   2,407    174,548
    Luxottica Group SpA Sponsored ADR.................     763     55,104
#*  Maire Tecnimont SpA...............................   5,901     20,319
    MARR SpA..........................................   1,852     34,249
    Mediaset SpA......................................  26,759    135,496
    Mediobanca SpA....................................  41,776    455,275
    Mediolanum SpA....................................   8,732     69,906
    Parmalat SpA......................................  10,626     27,956
    Piaggio & C SpA...................................   8,440     26,874
    Pirelli & C. SpA..................................   8,981    148,492
    Prima Industrie SpA...............................     595     11,339
    Prysmian SpA......................................  11,564    265,519
    Recordati SpA.....................................   5,274    131,354
    Reply SpA.........................................     331     37,352
*   Safilo Group SpA..................................   3,432     43,539
#*  Saipem SpA........................................   9,560     83,428
    Salini Impregilo SpA..............................  25,500    121,674

                                     1223

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
ITALY -- (Continued)
    Salvatore Ferragamo SpA...........................   3,179 $   100,538
*   Saras SpA.........................................  34,632      78,187
    SAVE SpA..........................................     670       9,605
    Snam SpA..........................................  31,314     154,092
    Societa Cattolica di Assicurazioni SCRL...........   8,922      72,980
    Societa Iniziative Autostradali e Servizi SpA.....   8,021      94,375
*   Sogefi SpA........................................   7,836      24,127
    SOL SpA...........................................   2,335      19,225
*   Telecom Italia SpA................................ 780,627   1,034,414
    Tenaris SA(2167367)...............................     440      11,066
    Tenaris SA(7538515)...............................   5,143      65,010
    Terna Rete Elettrica Nazionale SpA................  56,138     261,821
*   Tiscali SpA....................................... 259,219      17,247
    Tod's SpA.........................................     403      40,710
#   Trevi Finanziaria Industriale SpA.................   7,195      13,353
    UniCredit SpA.....................................  80,357     532,870
    Unione di Banche Italiane SCPA....................  59,335     481,250
    Unipol Gruppo Finanziario SpA.....................  23,591     126,414
    UnipolSai SpA.....................................  83,377     216,657
    Vittoria Assicurazioni SpA........................   2,749      30,499
*   Yoox SpA..........................................   2,719      91,884
    Zignago Vetro SpA.................................   1,654      10,223
                                                               -----------
TOTAL ITALY...........................................          12,649,871
                                                               -----------
JAPAN -- (22.2%)
    77 Bank, Ltd. (The)...............................  25,000     162,647
#   ABC-Mart, Inc.....................................     600      36,025
    Accordia Golf Co., Ltd............................   4,100      43,218
    Achilles Corp.....................................  21,000      26,070
    Adastria Co., Ltd.................................   1,590      76,837
    ADEKA Corp........................................   8,100     104,616
    Aderans Co., Ltd..................................   1,300      10,525
    Advantest Corp....................................   6,200      54,188
    Aeon Co., Ltd.....................................  52,366     800,184
    Aeon Delight Co., Ltd.............................   1,500      48,725
#   Aeon Fantasy Co., Ltd.............................   1,100      16,894
    Ahresty Corp......................................   2,700      20,829
    Ai Holdings Corp..................................   2,200      35,614
    Aica Kogyo Co., Ltd...............................   3,100      69,033
    Aichi Bank, Ltd. (The)............................     700      39,204
    Aichi Corp........................................     700       4,226
    Aichi Steel Corp..................................  11,000      48,156
    Aida Engineering, Ltd.............................   2,800      26,808
    Ain Pharmaciez, Inc...............................   1,500      71,189
    Air Water, Inc....................................   9,000     156,124
    Airport Facilities Co., Ltd.......................   2,000      10,516
    Aisan Industry Co., Ltd...........................   4,000      36,804
    Aisin Seiki Co., Ltd..............................  11,000     445,928
    Ajinomoto Co., Inc................................   6,000     137,985
#   Akebono Brake Industry Co., Ltd...................  12,600      37,897
    Akita Bank, Ltd. (The)............................  19,000      58,362
#   Alconix Corp......................................   1,800      27,954
    Alfresa Holdings Corp.............................  11,200     187,569

                                     1224

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Alinco, Inc.......................................  1,300 $ 11,624
#   Alpen Co., Ltd....................................  1,800   28,409
    Alpine Electronics, Inc...........................  4,400   72,491
    Alps Electric Co., Ltd............................  5,900  185,962
    Amada Holdings Co., Ltd........................... 11,000  107,746
    Amano Corp........................................  4,700   65,382
    Amiyaki Tei Co., Ltd..............................    600   24,052
    ANA Holdings, Inc................................. 17,000   54,133
    Anest Iwata Corp..................................  2,400   15,243
    Anritsu Corp......................................  9,500   68,024
    AOKI Holdings, Inc................................  3,700   47,771
    Aomori Bank, Ltd. (The)........................... 19,000   60,662
    Aoyama Trading Co., Ltd...........................  4,600  182,747
    Aozora Bank, Ltd.................................. 21,000   80,581
    Arakawa Chemical Industries, Ltd..................  1,700   19,984
    Arata Corp........................................  1,000   16,625
    Arcland Sakamoto Co., Ltd.........................  1,200   29,101
    Arcs Co., Ltd.....................................  2,800   61,355
    Arisawa Manufacturing Co., Ltd....................  3,400   23,508
    Artnature, Inc....................................  3,000   25,600
    As One Corp.......................................    800   26,382
#   Asahi Co., Ltd....................................  1,700   20,363
    Asahi Diamond Industrial Co., Ltd.................  4,400   42,092
    Asahi Glass Co., Ltd.............................. 39,000  228,492
    Asahi Holdings, Inc...............................  3,000   45,387
    Asahi Intecc Co., Ltd.............................  1,200   40,096
    Asahi Kasei Corp.................................. 71,000  539,337
    Asahi Organic Chemicals Industry Co., Ltd.........  8,000   16,323
    Asatsu-DK, Inc....................................  2,400   53,926
    Ashimori Industry Co., Ltd........................ 11,000   18,079
    Asics Corp........................................  1,400   40,233
    ASKA Pharmaceutical Co., Ltd......................  2,500   32,228
    Atom Corp.........................................  2,200   15,806
    Autobacs Seven Co., Ltd...........................  5,000   90,661
#   Avex Group Holdings, Inc..........................  4,000   67,197
    Awa Bank, Ltd. (The).............................. 20,000  125,895
    Axell Corp........................................  1,700   23,985
    Axial Retailing Inc...............................  1,600   48,371
    Azbil Corp........................................  4,700  111,618
    Bandai Namco Holdings, Inc........................  5,000  110,831
    Bando Chemical Industries, Ltd....................  6,000   25,341
#   Bank of Iwate, Ltd. (The).........................  1,400   61,934
    Bank of Kochi, Ltd. (The).........................  3,000    3,944
    Bank of Kyoto, Ltd. (The)......................... 15,000  176,867
#   Bank of Nagoya, Ltd. (The)........................ 19,000   74,219
    Bank of Okinawa, Ltd. (The).......................  1,700   71,167
    Bank of Saga, Ltd. (The).......................... 10,000   23,776
    Bank of the Ryukyus, Ltd..........................  3,900   57,941
    Bank of Yokohama, Ltd. (The)...................... 34,000  216,037
    Belc Co., Ltd.....................................  1,100   38,823
    Belluna Co., Ltd..................................  4,800   28,749
    Benefit One, Inc..................................  2,600   57,468
    Benesse Holdings, Inc.............................  4,700  126,752

                                     1225

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   Bic Camera, Inc...................................  5,500 $ 62,311
#   Bit-isle, Inc.....................................  3,400   12,993
    BML, Inc..........................................    900   28,007
    Bookoff Corp......................................  3,100   22,940
#   Broadleaf Co., Ltd................................  1,000    9,566
    Brother Industries, Ltd........................... 13,000  179,583
    Bunka Shutter Co., Ltd............................  4,000   32,025
    C Uyemura & Co., Ltd..............................    300   15,951
    Calbee, Inc.......................................  1,300   57,926
    Calsonic Kansei Corp.............................. 16,000  116,709
    Canon Electronics, Inc............................  1,700   31,961
    Canon Marketing Japan, Inc........................  3,200   50,599
    Canon, Inc........................................ 14,800  473,528
    Capcom Co., Ltd...................................  3,300   72,159
#   Casio Computer Co., Ltd...........................  5,600  111,556
    Cawachi, Ltd......................................  1,400   22,365
    Central Glass Co., Ltd............................ 17,000   71,549
    Central Japan Railway Co..........................  1,100  192,436
    Century Tokyo Leasing Corp........................  4,300  145,874
    Chiba Bank, Ltd. (The)............................ 23,000  183,263
    Chiba Kogyo Bank, Ltd. (The)......................  3,200   19,470
    Chiyoda Co., Ltd..................................  2,200   58,407
    Chiyoda Integre Co., Ltd..........................  1,100   24,366
    Chori Co., Ltd....................................  1,600   24,703
    Chubu Electric Power Co., Inc.....................  9,100  154,368
    Chubu Shiryo Co., Ltd.............................    800    6,852
#   Chuetsu Pulp & Paper Co., Ltd.....................  5,000    9,193
    Chugai Pharmaceutical Co., Ltd....................  1,300   47,288
    Chugai Ro Co., Ltd................................  2,000    4,368
    Chugoku Bank, Ltd. (The)..........................  9,600  149,953
    Chugoku Electric Power Co., Inc. (The)............  4,200   62,812
    Chugoku Marine Paints, Ltd........................  3,000   21,716
    Chukyo Bank, Ltd. (The)........................... 13,000   24,959
    Citizen Holdings Co., Ltd......................... 19,900  132,761
    CKD Corp..........................................  4,900   48,550
    Cleanup Corp......................................  2,800   20,720
#   CMIC Holdings Co., Ltd............................  1,800   24,326
    CMK Corp..........................................  1,500    3,639
    Coca-Cola East Japan Co., Ltd.....................  4,174   76,801
    Coca-Cola West Co., Ltd...........................  6,800  136,968
    Cocokara fine, Inc................................  1,500   56,224
    COLOPL, Inc.......................................  1,900   36,909
    Computer Engineering & Consulting, Ltd............  1,300   11,474
    COMSYS Holdings Corp..............................  7,500  113,701
    CONEXIO Corp......................................  4,000   47,375
#   COOKPAD, Inc......................................  1,800   37,108
    Corona Corp.......................................  1,000   10,037
*   Cosmo Oil Co., Ltd................................ 58,000   93,928
    Cosmos Pharmaceutical Corp........................    300   38,543
    CREATE SD HOLDINGS Co., Ltd.......................  1,000   60,782
#   CROOZ, Inc........................................    600   23,732
#   CTI Engineering Co., Ltd..........................  1,300   12,676
    DA Consortium, Inc................................  5,400   20,330

                                     1226

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Dai Nippon Printing Co., Ltd...................... 18,000 $199,730
    Dai Nippon Toryo Co., Ltd......................... 21,000   31,166
    Dai-ichi Life Insurance Co., Ltd. (The)........... 16,100  327,029
#   Dai-ichi Seiko Co., Ltd...........................  1,300   18,764
    Daibiru Corp......................................  6,300   57,518
    Daicel Corp....................................... 13,000  176,203
    Daido Kogyo Co., Ltd..............................  5,000    9,795
    Daido Metal Co., Ltd..............................  3,000   28,512
    Daido Steel Co., Ltd.............................. 27,000  102,399
    Daifuku Co., Ltd..................................  6,300   91,022
    Daihen Corp.......................................  8,000   37,273
    Daiho Corp........................................  3,000   12,003
#   Daiichi Jitsugyo Co., Ltd.........................  5,000   27,848
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............    300    8,522
    Daiichikosho Co., Ltd.............................  3,500  137,617
    Daiken Corp.......................................  7,000   19,075
#   Daiken Medical Co., Ltd...........................  2,300   21,824
    Daikin Industries, Ltd............................  2,300  148,643
    Daikokutenbussan Co., Ltd.........................  1,000   38,640
    Daikyo, Inc....................................... 31,000   52,509
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  9,000   42,446
    Daio Paper Corp...................................  9,000  102,453
    Daisan Bank, Ltd. (The)........................... 16,000   25,553
    Daiseki Co., Ltd..................................  1,800   34,466
    Daishi Bank, Ltd. (The)........................... 32,000  138,007
#   Daishinku Corp....................................  3,000    6,531
    Daiso Co., Ltd....................................  5,000   19,033
    Daito Pharmaceutical Co., Ltd.....................  1,100   28,252
    Daito Trust Construction Co., Ltd.................  1,300  137,284
    Daiwa House Industry Co., Ltd.....................  9,900  246,235
    Daiwa Securities Group, Inc....................... 30,000  233,113
    Daiwabo Holdings Co., Ltd......................... 33,000   62,277
    DCM Holdings Co., Ltd.............................  9,800   89,209
    Dena Co., Ltd..................................... 10,500  208,599
    Denki Kagaku Kogyo K.K............................ 39,000  162,182
    Denso Corp........................................  7,700  381,657
    Dentsu, Inc.......................................  2,400  135,819
    Denyo Co., Ltd....................................  2,100   31,611
    Descente, Ltd.....................................  1,000   14,759
    DIC Corp.......................................... 79,000  185,903
    Disco Corp........................................    900   69,542
    DKS Co., Ltd......................................  6,000   17,898
    DMG Mori Co., Ltd.................................  4,200   64,685
    Don Quijote Holdings Co., Ltd.....................  2,000   85,261
    Doshisha Co., Ltd.................................  1,600   29,634
    Doutor Nichires Holdings Co., Ltd.................  2,600   41,824
    Dowa Holdings Co., Ltd............................ 15,000  142,524
    Dr Ci:Labo Co., Ltd...............................  1,800   32,983
    DTS Corp..........................................  1,700   37,963
    Dunlop Sports Co., Ltd............................    400    3,855
    Eagle Industry Co., Ltd...........................  2,400   48,330
    Earth Chemical Co., Ltd...........................    700   27,050
    East Japan Railway Co.............................  2,600  256,483

                                     1227

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Ebara Corp........................................ 34,000 $154,272
#   EDION Corp........................................  9,500   62,714
#   Ehime Bank, Ltd. (The)............................ 15,000   32,172
    Eidai Co., Ltd....................................  3,000   11,102
    Eighteenth Bank, Ltd. (The)....................... 19,000   56,180
    Eiken Chemical Co., Ltd...........................    400    7,889
    Eizo Corp.........................................  1,700   38,721
    Elecom Co., Ltd...................................    700   15,949
    Electric Power Development Co., Ltd...............  2,100   72,580
    Elematec Corp.....................................    600   13,976
    en-japan, Inc.....................................  1,300   29,417
    Endo Lighting Corp................................  1,300   14,499
    Enplas Corp.......................................  1,100   44,317
    EPS Holdings, Inc.................................  2,700   32,757
#   Excel Co., Ltd....................................  1,300   20,573
    Exedy Corp........................................  1,900   46,962
    Ezaki Glico Co., Ltd..............................  2,000  109,577
    F&A Aqua Holdings, Inc............................  1,300   27,701
#   F-Tech, Inc.......................................    400    3,888
#   F@N Communications, Inc...........................  1,400   10,643
    FamilyMart Co., Ltd...............................  3,000  144,984
    Fancl Corp........................................  1,300   20,091
    FANUC Corp........................................    800  133,429
    Fast Retailing Co., Ltd...........................    500  247,349
    FCC Co., Ltd......................................  2,900   45,559
    Ferrotec Corp.....................................  3,400   23,579
    FIDEA Holdings Co., Ltd........................... 16,700   35,808
#   Financial Products Group Co., Ltd.................  7,800   61,128
#   FINDEX, Inc.......................................  1,800   18,351
    Foster Electric Co., Ltd..........................  2,000   41,095
#   FP Corp...........................................  2,100   67,726
    France Bed Holdings Co., Ltd......................  9,000   13,862
#   Fudo Tetra Corp................................... 24,400   38,145
    Fuji Co., Ltd.....................................  1,600   35,703
#   Fuji Corp., Ltd...................................  3,900   21,928
    Fuji Electric Co., Ltd............................ 58,000  239,786
    Fuji Heavy Industries, Ltd........................  4,800  177,348
    Fuji Kiko Co., Ltd................................  3,000   15,287
#   Fuji Kyuko Co., Ltd...............................  4,000   39,937
    Fuji Media Holdings, Inc..........................  3,700   47,727
    Fuji Oil Co., Ltd.(6581361).......................  8,000   30,126
    Fuji Oil Co., Ltd.(6356848).......................  5,200   87,132
    Fuji Seal International, Inc......................  1,100   34,017
    Fuji Soft, Inc....................................  1,100   22,984
    Fujibo Holdings, Inc..............................  9,000   17,342
    Fujicco Co., Ltd..................................  1,000   20,914
    FUJIFILM Holdings Corp............................  7,600  301,406
    Fujikura Kasei Co., Ltd...........................  3,000   13,450
#   Fujikura Rubber, Ltd..............................  2,100   11,771
    Fujikura, Ltd..................................... 29,000  153,518
    Fujimi, Inc.......................................  1,800   24,614
    Fujimori Kogyo Co., Ltd...........................  1,100   30,804
*   Fujisash Co., Ltd................................. 13,200   14,473

                                     1228

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Fujita Kanko, Inc.................................  7,000 $ 23,851
    Fujitec Co., Ltd..................................  6,600   68,363
    Fujitsu Frontech, Ltd.............................  1,500   23,169
    Fujitsu General, Ltd..............................  7,000   99,328
    Fujitsu, Ltd...................................... 34,000  178,362
    FuKoKu Co., Ltd...................................  1,300   12,023
    Fukuda Corp.......................................  2,000   13,041
    Fukui Bank, Ltd. (The)............................ 28,000   60,068
    Fukuoka Financial Group, Inc...................... 23,000  118,205
    Fukushima Bank, Ltd. (The)........................ 22,000   17,733
    Fukushima Industries Corp.........................  1,100   21,900
#   Fukuyama Transporting Co., Ltd.................... 11,000   56,509
#   Furukawa Battery Co., Ltd. (The)..................  4,000   28,974
    Furukawa Electric Co., Ltd........................ 65,000  107,877
    Furuno Electric Co., Ltd..........................  2,100   15,397
    Furusato Industries, Ltd..........................    800   11,627
    Fuso Chemical Co., Ltd............................  1,000   12,425
#   Fuso Pharmaceutical Industries, Ltd...............  1,000    2,401
    Futaba Industrial Co., Ltd........................  5,000   21,157
    Future Architect, Inc.............................  2,100   13,002
    G-Tekt Corp.......................................  2,200   20,371
    Gakken Holdings Co., Ltd..........................  8,000   15,867
    GCA Savvian Corp..................................  2,700   41,857
    Gecoss Corp.......................................  1,500   14,446
    Geo Holdings Corp.................................  4,000   55,081
#   GLOBERIDE, Inc.................................... 18,000   23,933
    Glory, Ltd........................................  4,600  133,752
    GMO internet, Inc.................................  4,200   70,107
    GMO Payment Gateway, Inc..........................  1,000   32,727
    Godo Steel, Ltd................................... 12,000   21,763
    Goldcrest Co., Ltd................................  2,300   47,096
#   Gree, Inc......................................... 13,000   76,458
#   GS Yuasa Corp..................................... 37,000  147,640
#   Gulliver International Co., Ltd...................  3,200   31,719
    Gun-Ei Chemical Industry Co., Ltd.................  8,000   21,674
#   GungHo Online Entertainment, Inc..................  7,400   24,557
    Gunma Bank, Ltd. (The)............................ 27,000  200,650
    Gunze, Ltd........................................ 14,000   38,044
    Gurunavi, Inc.....................................    800   12,758
    H-One Co., Ltd....................................  3,000   17,035
    H2O Retailing Corp................................  5,360  111,862
    Hachijuni Bank, Ltd. (The)........................ 29,000  225,060
    Hakuhodo DY Holdings, Inc.........................  7,500   83,798
    Hakuto Co., Ltd...................................  1,700   20,900
#   Hamakyorex Co., Ltd...............................  1,000   38,303
    Hamamatsu Photonics K.K...........................  2,400   62,415
    Hankyu Hanshin Holdings, Inc...................... 54,000  341,118
    Hanwa Co., Ltd.................................... 22,000   95,545
    Happinet Corp.....................................  1,300   13,732
#   Harmonic Drive Systems, Inc.......................  1,800   26,872
    Haseko Corp.......................................  9,400  119,032
    Hazama Ando Corp.................................. 18,300   96,929
    Heiwa Real Estate Co., Ltd........................  3,700   53,387

                                     1229

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Heiwado Co., Ltd..................................  2,800 $   60,547
    HI-LEX Corp.......................................  1,800     57,786
    Hiday Hidaka Corp.................................  1,320     32,141
    Higashi Nihon House Co., Ltd......................  5,000     23,439
    Higashi-Nippon Bank, Ltd. (The)................... 13,000     48,727
    Higo Bank, Ltd. (The)............................. 18,000    111,107
    Hikari Tsushin, Inc...............................    500     34,904
    Hioki EE Corp.....................................    300      6,718
#   Hiramatsu, Inc....................................  3,100     19,721
    Hiroshima Bank, Ltd. (The)........................ 35,000    205,112
    HIS Co., Ltd......................................  2,400     87,273
    Hisamitsu Pharmaceutical Co., Inc.................  1,500     54,530
    Hitachi Koki Co., Ltd.............................  4,500     36,435
    Hitachi Kokusai Electric, Inc.....................  5,000     67,413
    Hitachi Zosen Corp................................ 14,200     74,741
    Hochiki Corp......................................  2,000     15,498
    Hogy Medical Co., Ltd.............................  1,100     53,473
*   Hokkaido Electric Power Co., Inc..................  5,900     71,149
    Hokkoku Bank, Ltd. (The).......................... 30,000    109,291
    Hokuetsu Bank, Ltd. (The)......................... 16,000     32,253
    Hokuetsu Industries Co., Ltd......................  1,200      8,627
    Hokuetsu Kishu Paper Co., Ltd..................... 10,200     60,912
    Hokuhoku Financial Group, Inc..................... 85,000    200,681
#   Hokuriku Electric Industry Co., Ltd............... 10,000     13,449
    Hokuriku Electric Power Co........................  7,100    109,144
    Hokuto Corp.......................................  1,700     33,967
    Honda Motor Co., Ltd.............................. 57,000  1,915,057
    Honeys Co., Ltd...................................    950      7,913
    Hoosiers Holdings.................................  5,200     20,937
    Horiba, Ltd.......................................  2,500     94,475
    Hoshizaki Electric Co., Ltd.......................    700     41,724
    Hosokawa Micron Corp..............................  1,000      4,713
    House Foods Group, Inc............................  4,400     88,907
    Hoya Corp.........................................  2,900    122,636
    Hyakugo Bank, Ltd. (The).......................... 19,000     90,670
    Hyakujushi Bank, Ltd. (The)....................... 23,000     77,319
    I-Net Corp/Kanagawa...............................  1,300     12,653
    Ibiden Co., Ltd................................... 10,600    175,249
    Ichibanya Co., Ltd................................    500     21,213
    Ichinen Holdings Co., Ltd.........................  1,300     12,147
    Ichiyoshi Securities Co., Ltd.....................  4,900     44,909
    Idec Corp.........................................  2,000     17,169
    Idemitsu Kosan Co., Ltd...........................  7,200    132,343
    Ihara Chemical Industry Co., Ltd..................  3,000     36,243
    IHI Corp.......................................... 41,000    162,943
    Iida Group Holdings Co., Ltd......................  4,740     83,199
    Iino Kaiun Kaisha, Ltd............................  7,500     36,094
    Ikyu Corp.........................................  2,000     41,919
#   Imasen Electric Industrial........................  1,900     19,078
    Inaba Denki Sangyo Co., Ltd.......................  1,700     57,905
    Inabata & Co., Ltd................................  3,600     38,425
    Inageya Co., Ltd..................................  1,300     15,396
    Ines Corp.........................................  3,800     37,240

                                     1230

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Infocom Corp......................................  2,400 $ 24,868
    Information Services International-Dentsu, Ltd....  1,400   16,707
    Intage Holdings, Inc..............................  2,400   40,195
    Internet Initiative Japan, Inc....................  3,300   63,127
    Iriso Electronics Co., Ltd........................  1,100   72,945
#   Iseki & Co., Ltd.................................. 16,000   29,294
    Isetan Mitsukoshi Holdings, Ltd...................  7,300  132,797
*   Ishihara Sangyo Kaisha, Ltd....................... 44,000   40,781
    IT Holdings Corp..................................  5,400  123,665
    Ito En, Ltd.......................................  4,500  104,603
    ITOCHU Corp....................................... 37,300  456,620
    Itochu Enex Co., Ltd..............................  6,700   65,693
    Itochu Techno-Solutions Corp......................  3,400   79,383
    Itoham Foods, Inc................................. 13,000   72,037
    Itoki Corp........................................  2,100   11,364
    Iwai Cosmo Holdings, Inc..........................  1,900   24,691
    Iwasaki Electric Co., Ltd......................... 11,000   22,342
    Iwatani Corp...................................... 21,000  128,490
    Iyo Bank, Ltd. (The).............................. 10,100  128,411
    Izumi Co., Ltd....................................  2,200  102,605
    J Front Retailing Co., Ltd........................ 12,800  240,472
    J-Oil Mills, Inc.................................. 11,000   37,277
    Jamco Corp........................................    400   12,098
#*  Janome Sewing Machine Co., Ltd.................... 25,000   25,772
    Japan Airlines Co., Ltd...........................  1,700   64,139
#   Japan Airport Terminal Co., Ltd...................    500   26,599
    Japan Aviation Electronics Industry, Ltd..........  2,000   44,465
#*  Japan Communications, Inc.........................  6,500   21,994
#   Japan Drilling Co., Ltd...........................    600   15,597
    Japan Exchange Group, Inc.........................  4,800  167,079
    Japan Pulp & Paper Co., Ltd.......................  2,000    5,650
    Japan Radio Co., Ltd..............................  6,000   20,309
    Japan Steel Works, Ltd. (The)..................... 25,000   92,712
    Japan Transcity Corp..............................  1,000    3,824
    Japan Vilene Co., Ltd.............................  3,000   19,953
    Japan Wool Textile Co., Ltd. (The)................  5,000   39,391
    JCU Corp..........................................    400   15,682
    Jeol, Ltd.........................................  7,000   29,438
    JFE Holdings, Inc................................. 12,400  232,201
    JGC Corp..........................................  7,000  119,547
    Jin Co., Ltd......................................    600   29,225
    Joban Kosan Co., Ltd.............................. 17,000   21,388
    Joshin Denki Co., Ltd.............................  2,000   15,792
    Joyo Bank, Ltd. (The)............................. 19,000  112,375
#   JP-Holdings, Inc..................................  7,900   21,601
    JSP Corp..........................................  1,200   20,248
    JSR Corp..........................................  5,700   94,850
    JTEKT Corp........................................ 14,300  246,935
    Juki Corp.........................................  3,500   40,270
    Juroku Bank, Ltd. (The)........................... 33,000  135,390
    JVC Kenwood Corp.................................. 14,000   32,851
    JX Holdings, Inc.................................. 75,400  321,413
    K&O Energy Group, Inc.............................    500    7,174

                                     1231

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   K's Holdings Corp.................................  3,900 $123,999
    kabu.com Securities Co., Ltd...................... 20,200   68,732
*   Kadokawa Dwango...................................  1,485   17,694
    Kaga Electronics Co., Ltd.........................  1,200   15,385
    Kagoshima Bank, Ltd. (The)........................ 15,000  102,543
    Kajima Corp....................................... 19,000   94,315
    Kakaku.com, Inc...................................  3,000   47,686
    Kakiyasu Honten Co., Ltd..........................  1,100   17,257
    Kameda Seika Co., Ltd.............................    500   20,950
    Kamei Corp........................................  3,900   36,437
    Kamigumi Co., Ltd................................. 16,000  150,492
    Kanamoto Co., Ltd.................................  3,500   84,905
    Kandenko Co., Ltd................................. 11,000   72,078
    Kaneka Corp....................................... 25,000  180,374
    Kanematsu Corp.................................... 41,000   74,736
*   Kansai Electric Power Co., Inc. (The).............  8,900  120,678
    Kansai Paint Co., Ltd.............................  3,000   48,832
    Kansai Urban Banking Corp.........................  2,600   29,405
    Kanto Denka Kogyo Co., Ltd........................  8,000   56,378
    Kao Corp..........................................  4,200  212,926
    Kasai Kogyo Co., Ltd..............................  2,300   27,099
    Katakura Industries Co., Ltd......................  2,500   28,574
    Kato Sangyo Co., Ltd..............................  2,000   46,091
    Kato Works Co., Ltd...............................  6,000   35,165
    KAWADA TECHNOLOGIES, Inc..........................    700   24,667
    Kawai Musical Instruments Manufacturing Co.,
       Ltd............................................  1,100   18,260
    Kawasaki Heavy Industries, Ltd.................... 37,000  162,169
    Kawasaki Kisen Kaisha, Ltd........................ 70,000  156,274
    KDDI Corp......................................... 23,400  594,034
    Keihan Electric Railway Co., Ltd.................. 27,000  176,340
    Keihanshin Building Co., Ltd......................  2,700   16,318
    Keihin Corp.......................................  3,900   55,388
    Keikyu Corp.......................................  7,000   57,580
    Keio Corp.........................................  7,000   58,239
    Keisei Electric Railway Co., Ltd..................  7,000   85,330
    Keiyo Bank, Ltd. (The)............................ 25,000  126,152
#   Keiyo Co., Ltd....................................  2,800   12,936
    Kenko Mayonnaise Co., Ltd.........................  1,000   13,780
    Kewpie Corp.......................................  4,900  110,791
    KEY Coffee, Inc...................................  1,600   27,833
    Keyence Corp......................................    200  100,747
    Kikkoman Corp.....................................  1,000   34,951
    Kimoto Co., Ltd...................................  4,300   10,086
    Kinden Corp.......................................  8,300  110,626
*   Kintetsu Department Store Co., Ltd................  3,000    8,224
    Kintetsu Group Holdings Co., Ltd.................. 23,000   81,931
    Kintetsu World Express, Inc.......................  1,200   53,335
    Kinugawa Rubber Industrial Co., Ltd...............  6,000   33,032
    Kita-Nippon Bank, Ltd. (The)......................  1,200   33,906
    Kitagawa Iron Works Co., Ltd......................  9,000   21,465
    Kitano Construction Corp..........................  4,000   10,314
    Kito Corp.........................................  1,600   14,978
    Kitz Corp......................................... 10,900   49,805

                                     1232

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Kiyo Bank, Ltd. (The).............................   2,800 $ 40,918
*   KLab, Inc.........................................   1,100   18,544
*   KNT-CT Holdings Co., Ltd..........................  13,000   22,826
    Koa Corp..........................................   2,600   23,628
    Koatsu Gas Kogyo Co., Ltd.........................   1,000    5,432
    Kobayashi Pharmaceutical Co., Ltd.................     700   54,909
*   Kobe Electric Railway Co., Ltd....................   3,000    9,142
    Kobe Steel, Ltd................................... 241,000  372,778
    Kohnan Shoji Co., Ltd.............................   1,000   13,587
    Koito Manufacturing Co., Ltd......................   3,400  133,572
    Kokuyo Co., Ltd...................................   6,600   68,548
#   KOMAIHALTEC, Inc..................................   5,000    9,668
    Komatsu, Ltd......................................  26,200  484,148
    Komeri Co., Ltd...................................   2,500   60,285
    Konaka Co., Ltd...................................   1,800    9,953
    Konami Corp.......................................   6,200  129,301
    Kondotec, Inc.....................................   3,600   22,323
    Konica Minolta, Inc...............................  25,400  316,563
#   Konishi Co., Ltd..................................   1,300   24,719
    Konoike Transport Co., Ltd........................   1,900   24,590
    Kose Corp.........................................     500   48,582
    Krosaki Harima Corp...............................  11,000   23,499
    Kubota Corp.......................................  13,000  222,334
    Kubota Corp. Sponsored ADR........................     196   16,778
    Kumagai Gumi Co., Ltd.............................  24,000   67,709
    Kumiai Chemical Industry Co., Ltd.................   3,000   23,936
    Kura Corp.........................................     400   12,324
    Kurabo Industries, Ltd............................  23,000   48,188
    Kuraray Co., Ltd..................................  11,900  140,286
#   Kureha Corp.......................................  12,000   45,296
    Kurimoto, Ltd.....................................  13,000   26,306
    Kurita Water Industries, Ltd......................   6,600  144,236
    Kuroda Electric Co., Ltd..........................   3,800   72,487
    KYB Co., Ltd......................................  16,000   54,400
    Kyocera Corp......................................   4,600  236,852
#   Kyodo Printing Co., Ltd...........................   9,000   24,993
#   Kyoei Steel, Ltd..................................   2,200   38,073
#   Kyokuto Kaihatsu Kogyo Co., Ltd...................   2,300   24,836
    Kyokuto Securities Co., Ltd.......................   2,200   32,174
#   Kyokuyo Co., Ltd..................................  10,000   22,586
    KYORIN Holdings, Inc..............................   3,600   70,129
#   Kyoritsu Maintenance Co., Ltd.....................   1,440  102,128
    Kyosan Electric Manufacturing Co., Ltd............   6,000   18,082
    Kyoto Kimono Yuzen Co., Ltd.......................   1,300   10,760
    Kyowa Electronics Instruments Co., Ltd............   5,000   20,438
    Kyowa Exeo Corp...................................   7,100   86,441
    Kyowa Hakko Kirin Co., Ltd........................   5,000   81,359
    Kyudenko Corp.....................................   4,000   70,201
*   Kyushu Electric Power Co., Inc....................   6,900   97,776
    Lasertec Corp.....................................   2,900   36,659
    Lawson, Inc.......................................   1,200   89,258
*   Leopalace21 Corp..................................  15,600   85,307
    Life Corp.........................................   1,100   33,574

                                     1233

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Lintec Corp.......................................  4,000 $ 86,334
#   Lion Corp......................................... 11,000   94,579
    LIXIL Group Corp..................................  8,800  176,423
    M3, Inc...........................................  3,200   75,406
*   Macnica Fuji Electronics Holdings, Inc............  3,750   46,465
    Maeda Corp........................................ 10,000   67,688
    Maeda Kosen Co., Ltd..............................  2,000   17,559
    Maeda Road Construction Co., Ltd..................  5,000   91,838
#   Makino Milling Machine Co., Ltd...................  9,000   78,340
    Makita Corp.......................................  3,900  215,308
    Mandom Corp.......................................  1,000   41,346
    Mani, Inc.........................................    400   26,601
    Mars Engineering Corp.............................  1,000   17,130
    Marubeni Corp..................................... 68,100  378,466
    Marubun Corp......................................  1,500   11,577
    Marudai Food Co., Ltd............................. 11,000   43,559
    Maruha Nichiro Corp...............................  2,600   42,710
    Marui Group Co., Ltd.............................. 14,100  197,141
    Marusan Securities Co., Ltd.......................  5,000   55,900
    Maruwa Co., Ltd...................................  1,000   22,619
    Maruyama Manufacturing Co., Inc...................  6,000   11,083
    Maruzen Showa Unyu Co., Ltd.......................  6,000   21,150
#   Marvelous, Inc....................................  1,500   17,474
    Matsuda Sangyo Co., Ltd...........................    700    8,118
    Matsui Construction Co., Ltd......................  3,000   15,460
    Matsui Securities Co., Ltd........................  2,000   18,299
    Matsumotokiyoshi Holdings Co., Ltd................  2,800  135,134
    Matsuya Foods Co., Ltd............................    300    5,841
#   Max Co., Ltd......................................  3,000   32,426
    Maxvalu Nishinihon Co., Ltd.......................    900   11,921
    Maxvalu Tokai Co., Ltd............................  1,100   15,889
    Mazda Motor Corp.................................. 18,500  362,888
#   McDonald's Holdings Co. Japan, Ltd................  1,500   31,945
#   MEC Co., Ltd......................................  2,200   14,688
    Medipal Holdings Corp.............................  9,200  163,806
    Megachips Corp....................................  1,600   17,961
    Megmilk Snow Brand Co., Ltd.......................  3,900   61,227
    Meidensha Corp.................................... 17,000   56,991
    MEIJI Holdings Co., Ltd...........................    800  113,626
    Meiko Network Japan Co., Ltd......................  1,300   14,412
    Meisei Industrial Co., Ltd........................  4,000   19,571
    Meitec Corp.......................................  1,000   39,463
    Meiwa Corp........................................  3,500   11,261
#   Melco Holdings, Inc...............................  2,100   36,696
    Message Co., Ltd..................................  1,600   47,161
#   Michinoku Bank, Ltd. (The)........................ 12,000   21,103
    Micronics Japan Co., Ltd..........................  1,700   37,120
    Mie Bank, Ltd. (The)..............................  6,000   13,256
    Milbon Co., Ltd...................................    540   21,351
    Mimasu Semiconductor Industry Co., Ltd............  2,400   21,459
    Minato Bank, Ltd. (The)........................... 17,000   42,371
    Minebea Co., Ltd..................................  7,000  109,470
    Ministop Co., Ltd.................................  1,400   28,998

                                     1234

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Miraca Holdings, Inc..............................   2,700 $  124,274
    Mirait Holdings Corp..............................   5,700     65,405
    Misawa Homes Co., Ltd.............................   3,600     29,231
    MISUMI Group, Inc.................................   3,300     40,748
    Mitani Corp.......................................   1,300     34,031
    Mito Securities Co., Ltd..........................   3,000     10,784
    Mitsuba Corp......................................   3,300     73,008
    Mitsubishi Corp...................................  21,800    470,374
    Mitsubishi Electric Corp..........................  21,000    225,545
    Mitsubishi Estate Co., Ltd........................   4,000     88,830
    Mitsubishi Gas Chemical Co., Inc..................  31,000    171,967
    Mitsubishi Heavy Industries, Ltd..................  88,000    465,270
    Mitsubishi Logistics Corp.........................   7,000    101,704
    Mitsubishi Materials Corp.........................  59,000    213,584
    Mitsubishi Nichiyu Forklift Co., Ltd..............   2,600     12,406
*   Mitsubishi Paper Mills, Ltd.......................  32,000     23,232
    Mitsubishi Pencil Co., Ltd........................   1,000     49,348
    Mitsubishi Research Institute, Inc................     500     12,538
    Mitsubishi Steel Manufacturing Co., Ltd...........  14,000     28,677
    Mitsubishi UFJ Financial Group, Inc............... 312,100  2,271,178
    Mitsuboshi Belting Co., Ltd.......................   7,000     55,685
    Mitsui Chemicals, Inc.............................  73,000    273,423
    Mitsui Fudosan Co., Ltd...........................   5,000    142,227
    Mitsui High-Tec, Inc..............................   2,700     17,042
    Mitsui Home Co., Ltd..............................   3,000     14,174
    Mitsui Matsushima Co., Ltd........................  28,000     29,549
    Mitsui Mining & Smelting Co., Ltd.................  64,000    157,346
#   Mitsui OSK Lines, Ltd.............................  78,000    233,936
    Mitsui Sugar Co., Ltd.............................   9,000     38,850
    Mitsui-Soko Holdings Co., Ltd.....................   8,000     26,069
    Miura Co., Ltd....................................   5,000     54,339
#   Miyaji Engineering Group, Inc.....................  15,000     24,651
    Miyazaki Bank, Ltd. (The).........................  14,000     45,265
    Miyoshi Oil & Fat Co., Ltd........................   7,000      8,187
    Mizuho Financial Group, Inc....................... 616,499  1,344,282
    Mizuno Corp.......................................   6,000     28,751
    Monex Group, Inc..................................  17,100     46,336
    Monogatari Corp. (The)............................     600     21,711
    MonotaRO Co., Ltd.................................   1,100     57,898
    MORESCO Corp......................................   1,700     27,857
#   Morinaga & Co., Ltd...............................  15,000     65,409
    Morinaga Milk Industry Co., Ltd...................  19,000     77,686
#   Morita Holdings Corp..............................   2,000     20,051
    MS&AD Insurance Group Holdings, Inc...............   7,600    239,342
    MTI, Ltd..........................................   5,800     41,230
    Murata Manufacturing Co., Ltd.....................   1,400    207,413
    Musashi Seimitsu Industry Co., Ltd................   2,200     40,056
    Musashino Bank, Ltd. (The)........................   2,900    114,735
    Mutoh Holdings Co., Ltd...........................   2,000      5,886
    Nabtesco Corp.....................................   3,300     72,464
#   NAC Co., Ltd......................................   1,500     12,100
    Nachi-Fujikoshi Corp..............................  21,000    104,777
    Nafco Co., Ltd....................................   1,700     28,241

                                     1235

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
#   Nagano Bank, Ltd. (The)...........................  10,000 $ 18,309
    Nagase & Co., Ltd.................................  10,100  128,799
    Nagoya Railroad Co., Ltd..........................  23,000   86,364
    Nakamuraya Co., Ltd...............................   2,000    7,630
    Nakanishi, Inc....................................     500   19,924
*   Nakayama Steel Works, Ltd.........................  30,000   21,525
    Nankai Electric Railway Co., Ltd..................  18,000   90,555
    Nanto Bank, Ltd. (The)............................  17,000   57,259
    NDS Co., Ltd......................................   4,000   10,776
    NEC Corp.......................................... 175,000  558,920
    NEC Networks & System Integration Corp............   2,700   56,559
    NET One Systems Co., Ltd..........................   5,800   35,628
    Neturen Co., Ltd..................................   2,500   17,197
    Nexon Co., Ltd....................................   3,500   47,925
    Next Co., Ltd.....................................   6,400   47,822
    NGK Insulators, Ltd...............................   3,000   76,889
#   NGK Spark Plug Co., Ltd...........................   4,000  105,887
    NH Foods, Ltd.....................................   5,000  121,527
    NHK Spring Co., Ltd...............................  14,400  152,525
    Nice Holdings, Inc................................   2,000    3,363
    Nichi-iko Pharmaceutical Co., Ltd.................   2,700   92,853
    Nichias Corp......................................  11,000   64,484
    Nichicon Corp.....................................   3,100   22,651
    Nichiha Corp......................................   2,000   29,794
#   Nichii Gakkan Co..................................   3,900   34,163
    Nichirei Corp.....................................  24,000  156,580
    Nichireki Co., Ltd................................   2,000   16,498
    Nidec Corp........................................   1,600  143,050
    Nidec Corp. ADR...................................     776   17,351
    Nifco, Inc........................................   2,800  120,979
    NIFTY Corp........................................   1,000   11,379
#   Nihon Dempa Kogyo Co., Ltd........................   3,900   28,200
    Nihon Kohden Corp.................................   2,800   62,111
    Nihon M&A Center, Inc.............................   1,500   61,763
#   Nihon Nohyaku Co., Ltd............................   4,200   38,702
    Nihon Parkerizing Co., Ltd........................   6,200   57,481
    Nihon Trim Co., Ltd...............................     700   20,662
    Nihon Unisys, Ltd.................................   6,100   65,052
    Nihon Yamamura Glass Co., Ltd.....................   7,000   10,391
    Nikkiso Co., Ltd..................................   5,700   55,199
    Nikko Co., Ltd....................................   5,000   17,782
#   Nikon Corp........................................   9,800  116,568
    Nippo Corp........................................   7,000  123,134
    Nippon Beet Sugar Manufacturing Co., Ltd..........   3,000    5,008
    Nippon Carbide Industries Co., Inc................   9,000   15,675
    Nippon Carbon Co., Ltd............................  18,000   52,053
    Nippon Chemi-Con Corp.............................  11,000   29,847
#   Nippon Chemical Industrial Co., Ltd...............  18,000   31,330
    Nippon Chemiphar Co., Ltd.........................   5,000   30,185
    Nippon Coke & Engineering Co., Ltd................  19,000   17,616
#   Nippon Concrete Industries Co., Ltd...............   5,000   20,555
    Nippon Denko Co., Ltd.............................   8,000   18,248
    Nippon Densetsu Kogyo Co., Ltd....................   2,600   46,420

                                     1236

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Nippon Electric Glass Co., Ltd....................  26,000 $126,160
    Nippon Express Co., Ltd...........................  26,000  137,442
    Nippon Flour Mills Co., Ltd.......................  10,000   66,527
    Nippon Gas Co., Ltd...............................   2,200   72,911
    Nippon Hume Corp..................................   4,000   24,927
    Nippon Koei Co., Ltd..............................   7,000   25,854
    Nippon Konpo Unyu Soko Co., Ltd...................   4,900   84,717
    Nippon Light Metal Holdings Co., Ltd..............  49,200   81,675
    Nippon Paper Industries Co., Ltd..................   9,600  157,517
    Nippon Parking Development Co., Ltd...............  20,100   27,417
    Nippon Pillar Packing Co., Ltd....................   2,000   17,580
    Nippon Piston Ring Co., Ltd.......................   5,000    8,621
    Nippon Road Co., Ltd. (The).......................   5,000   25,265
#   Nippon Sharyo, Ltd................................   5,000   15,194
#*  Nippon Sheet Glass Co., Ltd.......................  65,000   67,033
    Nippon Shokubai Co., Ltd..........................   9,000  132,918
    Nippon Signal Co., Ltd............................   3,500   37,047
    Nippon Soda Co., Ltd..............................  16,000   95,656
    Nippon Steel & Sumikin Bussan Corp................  13,000   44,044
*   Nippon Steel & Sumikin Texeng Co., Ltd............   4,000   19,866
    Nippon Steel & Sumitomo Metal Corp................ 299,000  706,259
    Nippon Suisan Kaisha, Ltd.........................  32,300  101,756
    Nippon Synthetic Chemical Industry Co., Ltd.
       (The)..........................................   3,000   18,973
    Nippon Telegraph & Telephone Corp.................   5,600  215,671
    Nippon Telegraph & Telephone Corp. ADR............   1,189   45,931
    Nippon Thompson Co., Ltd..........................   7,000   34,532
    Nippon Valqua Industries, Ltd.....................   8,000   20,894
#*  Nippon Yakin Kogyo Co., Ltd.......................   8,600   15,122
    Nippon Yusen K.K..................................  66,000  180,417
    Nishi-Nippon City Bank, Ltd. (The)................  67,000  203,472
    Nishi-Nippon Railroad Co., Ltd....................  21,000  103,858
    Nishikawa Rubber Co., Ltd.........................     400    6,850
    Nishimatsu Construction Co., Ltd..................  22,000   80,318
    Nishimatsuya Chain Co., Ltd.......................   1,400   13,468
    Nishio Rent All Co., Ltd..........................   1,200   30,723
    Nissan Chemical Industries, Ltd...................   6,500  142,544
    Nissan Shatai Co., Ltd............................   6,800   86,184
#   Nissei ASB Machine Co., Ltd.......................   1,500   29,402
    Nissei Build Kogyo Co., Ltd.......................   8,000   25,219
    Nissei Plastic Industrial Co., Ltd................   2,700   22,255
    Nissha Printing Co., Ltd..........................   2,500   44,586
    Nisshin Oillio Group, Ltd. (The)..................  14,000   60,496
    Nisshin Seifun Group, Inc.........................  14,040  201,230
    Nisshin Steel Co., Ltd............................   8,100   93,706
    Nisshinbo Holdings, Inc...........................  14,000  155,090
    Nissin Corp.......................................  10,000   31,441
    Nissin Electric Co., Ltd..........................   5,000   29,958
    Nissin Foods Holdings Co., Ltd....................   1,100   49,570
    Nissin Kogyo Co., Ltd.............................   3,000   47,001
    Nitori Holdings Co., Ltd..........................   1,100   98,615
    Nitta Corp........................................     700   17,915
    Nittetsu Mining Co., Ltd..........................   6,000   28,205
    Nitto Boseki Co., Ltd.............................   9,000   48,154

                                     1237

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Nitto Denko Corp..................................  2,900 $  219,481
    Nitto Kogyo Corp..................................  2,700     59,626
    Nitto Kohki Co., Ltd..............................  1,300     28,118
    Nittoc Construction Co., Ltd......................  6,700     25,367
    Nittoku Engineering Co., Ltd......................    500      5,038
    NOF Corp.......................................... 11,000     91,089
    Nohmi Bosai, Ltd..................................  1,000     11,572
    Nojima Corp.......................................  3,300     37,187
    NOK Corp..........................................  3,900    114,235
    Nomura Co., Ltd...................................  1,300     19,150
    Nomura Holdings, Inc.............................. 62,000    443,976
    Nomura Real Estate Holdings, Inc.................. 10,000    199,419
    Nomura Research Institute, Ltd....................  2,300     94,338
    Noritake Co., Ltd................................. 10,000     23,384
    Noritz Corp.......................................  2,500     41,088
    North Pacific Bank, Ltd........................... 35,700    156,800
    NS Solutions Corp.................................  1,500     59,149
    NS United Kaiun Kaisha, Ltd....................... 11,000     24,839
    NSD Co., Ltd......................................  1,100     14,772
    NSK, Ltd.......................................... 12,000    154,853
    NTN Corp.......................................... 45,000    255,523
    NTT Data Corp.....................................  3,100    148,115
    NTT DOCOMO, Inc................................... 55,700  1,176,124
    NTT Urban Development Corp........................  5,400     53,074
#   NuFlare Technology, Inc...........................    500     20,194
    Obara Group, Inc..................................    500     23,245
    Obayashi Corp..................................... 14,000    107,747
    Obayashi Road Corp................................  5,000     26,675
    Obic Co., Ltd.....................................  1,300     61,679
    Odakyu Electric Railway Co., Ltd.................. 10,000    100,020
    Odelic Co., Ltd...................................    700     22,456
    Ogaki Kyoritsu Bank, Ltd. (The)................... 28,000    100,216
    Ohashi Technica, Inc..............................  1,900     23,936
    Ohsho Food Service Corp...........................  1,300     43,602
    Oiles Corp........................................  1,740     28,184
    Oita Bank, Ltd. (The)............................. 17,000     73,311
    Oji Holdings Corp................................. 47,000    205,499
    Okabe Co., Ltd....................................  2,800     22,389
    Okamura Corp......................................  4,000     35,576
    Oki Electric Industry Co., Ltd.................... 79,000    162,364
    Okinawa Cellular Telephone Co.....................  1,000     30,563
    Okinawa Electric Power Co., Inc. (The)............  1,500     37,481
    OKK Corp.......................................... 18,000     25,526
    OKUMA Corp........................................ 10,000     96,921
    Okumura Corp...................................... 17,000     84,248
    Okura Industrial Co., Ltd.........................  8,000     21,744
    Okuwa Co., Ltd....................................  2,000     16,418
    Olympus Corp......................................  2,000     76,527
    Omron Corp........................................  4,900    191,998
    Onoken Co., Ltd...................................  1,700     15,813
    Onward Holdings Co., Ltd.......................... 13,000     84,252
    Optex Co., Ltd....................................  1,500     33,286
    Oracle Corp. Japan................................    700     29,459

                                     1238

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   Organo Corp.......................................  5,000 $ 20,319
    Oriental Land Co., Ltd............................  1,600  101,482
#   Origin Electric Co., Ltd..........................  7,000   22,000
    Osaka Gas Co., Ltd................................ 30,000  119,957
    Osaka Steel Co., Ltd..............................  1,400   23,174
    OSAKA Titanium Technologies Co., Ltd..............  1,300   33,901
#   Osaki Electric Co., Ltd...........................  5,000   26,557
    OSG Corp..........................................  7,000  149,130
    Otsuka Corp.......................................    300   15,746
    Otsuka Holdings Co., Ltd..........................  6,300  226,201
    Pacific Industrial Co., Ltd.......................  4,000   39,061
#*  Pacific Metals Co., Ltd........................... 16,000   48,500
    Pack Corp. (The)..................................  1,000   20,516
    Pal Co., Ltd......................................  1,600   50,487
    Paltac Corp.......................................  2,000   38,930
    PanaHome Corp.....................................  9,000   56,639
    Panasonic Corp.................................... 31,900  372,731
    Panasonic Industrial Devices SUNX Co., Ltd........  2,800   18,052
    Paramount Bed Holdings Co., Ltd...................  1,300   38,819
    Parco Co., Ltd....................................  2,500   24,853
    Park24 Co., Ltd...................................  3,100   56,366
#   Pasco Corp........................................  4,000   11,495
    Pasona Group, Inc.................................  4,200   44,261
    Penta-Ocean Construction Co., Ltd................. 25,000  102,324
    Pigeon Corp.......................................  4,800  145,952
    Pilot Corp........................................  2,000   78,123
    Piolax, Inc.......................................    700   36,074
*   Pioneer Corp...................................... 26,200   49,003
    Plenus Co., Ltd...................................  1,900   31,975
    Pola Orbis Holdings, Inc..........................    600   36,657
#   Press Kogyo Co., Ltd..............................  9,000   39,306
    Pressance Corp....................................    800   28,347
    Prestige International, Inc.......................  1,800   16,261
    Prima Meat Packers, Ltd........................... 14,000   45,932
#   Proto Corp........................................    800   12,516
    Qol Co., Ltd......................................  4,000   67,751
    Raito Kogyo Co., Ltd..............................  4,700   35,116
    Rakuten, Inc......................................  6,700  107,669
    Relo Holdings, Inc................................    400   42,956
    Renaissance, Inc..................................  2,600   30,448
    Rengo Co., Ltd.................................... 22,000   85,176
    Resona Holdings, Inc.............................. 68,300  375,495
#   Resorttrust, Inc..................................  1,600   39,539
    Ricoh Co., Ltd.................................... 53,400  526,831
    Ricoh Leasing Co., Ltd............................  1,800   57,337
    Right On Co., Ltd.................................  3,300   27,653
    Riken Corp........................................  8,000   30,250
    Riken Technos Corp................................  5,000   21,015
#   Riken Vitamin Co., Ltd............................    500   16,079
    Ringer Hut Co., Ltd...............................  1,500   35,430
    Rinnai Corp.......................................    800   56,552
    Rion Co., Ltd.....................................  1,900   29,529
    Riso Kagaku Corp..................................  1,800   34,301

                                     1239

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Rock Field Co., Ltd...............................    300 $  7,807
    Rohto Pharmaceutical Co., Ltd.....................  6,100  108,306
    Roland DG Corp....................................  1,400   34,309
    Round One Corp.................................... 10,800   53,127
    Royal Holdings Co., Ltd...........................  1,900   33,177
    Ryobi, Ltd........................................ 17,000   69,490
    Ryoden Trading Co., Ltd...........................  5,000   39,397
    Ryohin Keikaku Co., Ltd...........................    400   85,243
    Ryosan Co., Ltd...................................  2,300   59,416
#   S Foods, Inc......................................  1,400   28,329
    Sac's Bar Holdings, Inc...........................  1,200   22,383
    Saibu Gas Co., Ltd................................ 21,000   49,781
    Sakai Chemical Industry Co., Ltd.................. 10,000   32,494
#   Sakai Heavy Industries, Ltd.......................  9,000   17,697
    Sakai Moving Service Co., Ltd.....................    500   23,504
    Sakai Ovex Co., Ltd............................... 15,000   23,934
    Sakata INX Corp...................................  4,800   37,917
    Sakata Seed Corp..................................  2,200   40,520
    San-A Co., Ltd....................................  1,400   72,540
    San-Ai Oil Co., Ltd...............................  5,000   34,905
    San-In Godo Bank, Ltd. (The)...................... 12,000  121,448
    Sanden Holdings Corp.............................. 16,000   68,238
    Sangetsu Co., Ltd.................................  5,400   88,974
    Sanken Electric Co., Ltd.......................... 11,000   61,154
    Sankyo Seiko Co., Ltd.............................  3,700   14,432
#   Sankyo Tateyama, Inc..............................  2,200   32,551
    Sankyu, Inc....................................... 25,000  141,885
    Sanoh Industrial Co., Ltd.........................  1,500    9,881
#   Sanrio Co., Ltd...................................  2,400   66,697
    Sanshin Electronics Co., Ltd......................  3,200   34,585
    Sanwa Holdings Corp............................... 19,900  150,758
    Sanyo Chemical Industries, Ltd....................  5,000   36,265
    Sanyo Denki Co., Ltd..............................  5,000   32,255
    Sanyo Electric Railway Co., Ltd...................  6,000   22,839
    Sanyo Shokai, Ltd................................. 13,000   35,636
    Sanyo Special Steel Co., Ltd......................  8,000   35,178
    Sato Holdings Corp................................  1,400   33,206
    Sato Restaurant Systems Co., Ltd..................  1,100    8,393
    Satori Electric Co., Ltd..........................  3,200   24,352
#   Sawada Holdings Co., Ltd..........................  2,100   21,005
    Sawai Pharmaceutical Co., Ltd.....................  2,400  146,904
    SBI Holdings, Inc................................. 22,300  309,673
    SBS Holdings, Inc.................................  3,100   26,341
    SCREEN Holdings Co., Ltd.......................... 12,000   63,058
    SCSK Corp.........................................  1,200   42,941
    Secom Co., Ltd....................................  2,300  154,735
    Seika Corp........................................  2,000    4,888
    Seikitokyu Kogyo Co., Ltd.........................  3,600   16,025
    Seiko Epson Corp.................................. 13,000  229,684
#   Seiko Holdings Corp............................... 13,000   69,574
    Seino Holdings Co., Ltd........................... 11,200  128,818
    Seiren Co., Ltd...................................  3,600   35,635
    Sekisui Chemical Co., Ltd......................... 21,000  232,996

                                     1240

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Sekisui House, Ltd................................  17,500 $259,966
    Sekisui Jushi Corp................................   2,400   32,552
    Sekisui Plastics Co., Ltd.........................   4,000   14,473
#   Senko Co., Ltd....................................   8,000   52,878
    Senshu Ikeda Holdings, Inc........................  23,600  107,624
#   Senshukai Co., Ltd................................   3,800   24,886
    Seria Co., Ltd....................................   1,600   72,186
    Seven & I Holdings Co., Ltd.......................   7,600  350,674
    Seven Bank, Ltd...................................  11,000   52,390
#*  Sharp Corp........................................  99,000  130,999
    Shibusawa Warehouse Co., Ltd. (The)...............   2,000    5,762
#   Shibuya Kogyo Co., Ltd............................   1,600   28,256
#   Shidax Corp.......................................   2,500   10,607
    Shiga Bank, Ltd. (The)............................  23,000  122,402
    Shikoku Bank, Ltd. (The)..........................  27,000   58,321
    Shikoku Chemicals Corp............................   5,000   43,613
    Shikoku Electric Power Co., Inc...................   7,300  122,846
    Shima Seiki Manufacturing, Ltd....................   3,200   49,820
    Shimachu Co., Ltd.................................   4,500  124,731
    Shimadzu Corp.....................................   7,000  104,204
    Shimamura Co., Ltd................................   1,600  165,087
    Shimano, Inc......................................     600   83,180
    Shimizu Bank, Ltd. (The)..........................     700   20,736
    Shimizu Corp......................................  12,000  105,239
    Shin Nippon Air Technologies Co., Ltd.............     400    3,351
    Shin-Etsu Chemical Co., Ltd.......................   4,800  287,040
    Shinagawa Refractories Co., Ltd...................   5,000   11,687
    Shindengen Electric Manufacturing Co., Ltd........   7,000   32,481
    Shinko Electric Industries Co., Ltd...............   7,100   52,969
    Shinko Plantech Co., Ltd..........................   1,900   15,678
    Shinko Shoji Co., Ltd.............................   2,700   28,050
    Shinmaywa Industries, Ltd.........................   9,000   91,095
    Shinnihon Corp....................................   6,200   29,729
    Shinsei Bank, Ltd.................................  54,000  117,977
    Shinsho Corp......................................   2,000    4,467
    Shionogi & Co., Ltd...............................   4,200  167,327
    Ship Healthcare Holdings, Inc.....................   4,100   86,891
    Shiroki Corp......................................   7,000   20,303
    Shiseido Co., Ltd.................................   7,200  174,156
    Shizuoka Bank, Ltd. (The).........................  16,000  180,729
    Shizuoka Gas Co., Ltd.............................   6,600   47,295
#   Shofu, Inc........................................   1,000   11,123
#   Shoko Co., Ltd....................................  14,000   12,758
    Showa Corp........................................   4,500   41,433
    Showa Denko KK.................................... 137,000  168,882
    Showa Sangyo Co., Ltd.............................  11,000   45,701
    Showa Shell Sekiyu K.K............................  10,000   93,906
#   Siix Corp.........................................   1,500   36,469
    Sinanen Co., Ltd..................................   3,000   11,372
    Sinfonia Technology Co., Ltd......................  16,000   27,960
    Sinko Industries, Ltd.............................     500    5,134
    Sintokogio, Ltd...................................   5,100   43,744
    SKY Perfect JSAT Holdings, Inc....................  14,600   73,289

                                     1241

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    SMC Corp..........................................     200 $   50,664
    SMK Corp..........................................   6,000     27,537
    SMS Co., Ltd......................................   1,800     25,352
    Sodick Co., Ltd...................................   3,700     28,062
    SoftBank Group Corp...............................   8,400    464,303
    Software Service, Inc.............................     100      4,396
    Sogo Medical Co., Ltd.............................   1,600     54,694
    Sohgo Security Services Co., Ltd..................   2,300    101,982
    Sojitz Corp....................................... 105,700    243,877
    Sompo Japan Nipponkoa Holdings, Inc...............   8,300    292,433
    Sotetsu Holdings, Inc.............................  20,000    117,810
    Square Enix Holdings Co., Ltd.....................   2,800     70,422
    St Marc Holdings Co., Ltd.........................   2,200     76,572
    Stanley Electric Co., Ltd.........................   5,700    121,682
    Star Micronics Co., Ltd...........................   2,200     33,680
    Start Today Co., Ltd..............................   2,300     73,616
    Starts Corp., Inc.................................   2,600     44,625
    Starzen Co., Ltd..................................   5,000     16,212
    Stella Chemifa Corp...............................     300      3,190
    Studio Alice Co., Ltd.............................   1,400     24,982
    Sugi Holdings Co., Ltd............................   1,100     56,034
    Sumco Corp........................................   6,300     62,900
    Sumida Corp.......................................   2,700     20,254
    Suminoe Textile Co., Ltd..........................   8,000     21,017
    Sumitomo Chemical Co., Ltd........................ 100,000    570,456
    Sumitomo Corp.....................................  17,700    200,936
    Sumitomo Dainippon Pharma Co., Ltd................   3,900     46,637
    Sumitomo Densetsu Co., Ltd........................   1,900     25,557
    Sumitomo Electric Industries, Ltd.................  31,400    468,321
    Sumitomo Forestry Co., Ltd........................  12,400    147,054
    Sumitomo Heavy Industries, Ltd....................  36,000    181,694
    Sumitomo Metal Mining Co., Ltd....................  21,000    282,350
#   Sumitomo Mitsui Construction Co., Ltd.............  30,700     38,587
    Sumitomo Mitsui Financial Group, Inc..............  33,700  1,519,667
    Sumitomo Mitsui Trust Holdings, Inc...............  63,000    292,611
    Sumitomo Osaka Cement Co., Ltd....................  35,000    131,223
    Sumitomo Precision Products Co., Ltd..............   6,000     22,727
    Sumitomo Real Estate Sales Co., Ltd...............   1,220     32,518
    Sumitomo Realty & Development Co., Ltd............   2,000     70,156
    Sumitomo Riko Co, Ltd.............................   3,300     26,608
    Sumitomo Rubber Industries, Ltd...................  12,300    185,336
    Sumitomo Seika Chemicals Co., Ltd.................   7,000     47,910
    Sumitomo Warehouse Co., Ltd. (The)................  11,000     59,429
#   Sun Frontier Fudousan Co., Ltd....................   2,200     17,782
    Sundrug Co., Ltd..................................   1,200     69,894
    Suruga Bank, Ltd..................................   2,000     42,946
    Suzuken Co., Ltd..................................   6,050    214,068
    Suzuki Motor Corp.................................  10,000    348,120
*   SWCC Showa Holdings Co., Ltd......................  31,000     22,743
    Sysmex Corp.......................................   2,600    168,247
    Systena Corp......................................   2,100     19,828
    T Hasegawa Co., Ltd...............................   2,000     29,106
    T RAD Co., Ltd....................................   8,000     15,160

                                     1242

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    T&D Holdings, Inc.................................  17,600 $268,008
    T&K Toka Co., Ltd.................................     600   11,098
    T-Gaia Corp.......................................   2,200   38,284
#   Tabuchi Electric Co., Ltd.........................   3,000   28,967
    Tachi-S Co., Ltd..................................   3,600   49,843
    Tachibana Eletech Co., Ltd........................   1,080   12,208
    Tadano, Ltd.......................................  11,000  177,230
    Taiheiyo Cement Corp.............................. 117,000  385,752
    Taiho Kogyo Co., Ltd..............................   1,600   20,738
    Taikisha, Ltd.....................................   2,200   48,931
    Taiko Bank, Ltd. (The)............................  13,000   26,740
#   Taiko Pharmaceutical Co., Ltd.....................   1,500   23,174
    Taisei Corp.......................................   8,000   47,012
    Taisei Lamick Co., Ltd............................     200    4,667
    Taiyo Holdings Co., Ltd...........................   1,300   52,579
    Taiyo Yuden Co., Ltd..............................   9,500  119,008
#   Takagi Securities Co., Ltd........................   9,000   18,571
    Takara Standard Co., Ltd..........................   9,000   63,058
    Takasago International Corp.......................   8,000   35,428
    Takasago Thermal Engineering Co., Ltd.............   3,900   51,867
    Takashima & Co., Ltd..............................   6,000   13,688
    Takashimaya Co., Ltd..............................  22,000  210,455
#*  Takata Corp.......................................   3,800   38,449
    Take And Give Needs Co., Ltd......................     700    4,479
    Takeda Pharmaceutical Co., Ltd....................   5,200  261,619
    Takeei Corp.......................................   1,700   17,962
    Takeuchi Manufacturing Co., Ltd...................   1,100   67,585
    Takihyo Co., Ltd..................................   3,000   11,421
    Takiron Co., Ltd..................................   6,000   25,827
    Takisawa Machine Tool Co., Ltd....................   7,000   12,297
    Takuma Co., Ltd...................................   5,000   32,566
#   Tama Home Co., Ltd................................   4,700   20,896
    Tamron Co., Ltd...................................   1,800   37,587
    Tamura Corp.......................................   7,000   25,040
#   Tanseisha Co., Ltd................................   5,400   39,767
    Tatsuta Electric Wire and Cable Co., Ltd..........   2,100    8,548
    Tayca Corp........................................   4,000   16,992
    TBK Co., Ltd......................................   3,000   13,783
    TDK Corp..........................................   4,200  293,683
    Teijin, Ltd.......................................  91,000  332,121
    Teikoku Electric Manufacturing Co., Ltd...........   2,000   14,935
    Terumo Corp.......................................   4,000  103,116
    THK Co., Ltd......................................   8,900  172,414
    Toa Corp.(6894508)................................  20,000   33,847
#   Toa Corp.(6894434)................................   2,500   26,771
#   Toa Oil Co., Ltd..................................  10,000   13,462
    TOA ROAD Corp.....................................   7,000   26,128
    Toagosei Co., Ltd.................................   9,500   73,791
#*  Tobishima Corp....................................  14,400   23,439
    Tobu Railway Co., Ltd.............................  18,000   86,542
    TOC Co., Ltd......................................   2,400   15,244
    Tocalo Co., Ltd...................................   2,100   43,140
    Tochigi Bank, Ltd. (The)..........................   8,000   44,360

                                     1243

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Toda Corp......................................... 19,000 $ 86,983
    Toda Kogyo Corp...................................  8,000   22,048
    Toei Co., Ltd.....................................  8,000   57,275
    Toenec Corp.......................................  5,000   32,388
    Toho Bank, Ltd. (The)............................. 21,000   92,098
    Toho Co., Ltd.(6895211)...........................    600   11,853
    Toho Co., Ltd.(6895200)...........................  1,600   37,855
    Toho Gas Co., Ltd................................. 16,000   95,583
    Toho Holdings Co., Ltd............................  4,800  119,390
    Toho Zinc Co., Ltd................................ 10,000   28,233
    Tohoku Bank, Ltd. (The)...........................  7,000    9,596
    Tohoku Electric Power Co., Inc....................  7,700  112,905
    Tokai Carbon Co., Ltd............................. 15,000   43,620
    Tokai Corp........................................    400   14,737
    TOKAI Holdings Corp...............................  9,600   39,865
    Tokai Rika Co., Ltd...............................  4,200  105,529
    Token Corp........................................    510   33,348
    Tokio Marine Holdings, Inc........................  8,500  353,966
    Tokushu Tokai Paper Co., Ltd......................  6,000   15,588
#*  Tokuyama Corp..................................... 24,000   43,732
    Tokyo Dome Corp................................... 17,000   71,523
*   Tokyo Electric Power Co., Inc..................... 20,200  144,903
#   Tokyo Electron Device, Ltd........................  2,000   27,508
    Tokyo Electron, Ltd...............................  2,400  132,494
    Tokyo Energy & Systems, Inc.......................  2,000   18,137
    Tokyo Gas Co., Ltd................................ 16,000   86,386
    Tokyo Keiki, Inc.................................. 10,000   20,424
*   Tokyo Rope Manufacturing Co., Ltd................. 18,000   31,487
    Tokyo Seimitsu Co., Ltd...........................  3,500   69,444
    Tokyo Steel Manufacturing Co., Ltd................  9,000   61,673
    Tokyo Tatemono Co., Ltd........................... 13,000  181,914
    Tokyo Tekko Co., Ltd..............................  5,000   24,380
#   Tokyo Theatres Co., Inc...........................  8,000    9,227
    Tokyo TY Financial Group, Inc.....................  1,622   51,504
    Tokyu Construction Co., Ltd.......................  2,740   21,173
    Tokyu Corp........................................ 14,000  102,886
    Tokyu Fudosan Holdings Corp....................... 14,843  111,986
    Toli Corp.........................................  4,000   10,518
    Tomoe Corp........................................  5,400   18,284
    Tomoe Engineering Co., Ltd........................    900   11,936
#   Tomoku Co., Ltd...................................  2,000    4,616
    TOMONY Holdings, Inc.............................. 16,800   74,454
#   Tomy Co., Ltd.....................................  4,900   27,013
    Tonami Holdings Co., Ltd..........................  6,000   20,321
    TonenGeneral Sekiyu K.K...........................  4,000   39,993
#   Topcon Corp.......................................  2,700   60,558
    Toppan Forms Co., Ltd.............................  5,300   71,890
    Toppan Printing Co., Ltd.......................... 18,000  156,419
    Topre Corp........................................  4,100   79,395
#   Topy Industries, Ltd.............................. 19,000   44,709
    Toray Industries, Inc............................. 18,000  143,233
    Toridoll.corp.....................................  1,100   15,783
#   Torishima Pump Manufacturing Co., Ltd.............  2,900   21,587

                                     1244

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Tosei Corp........................................   2,900 $ 19,272
    Toshiba Corp...................................... 128,000  391,231
    Toshiba Machine Co., Ltd..........................  13,000   50,393
    Toshiba Plant Systems & Services Corp.............   2,700   31,791
    Toshiba TEC Corp..................................  11,000   57,683
    Tosho Co., Ltd....................................     900   21,752
#   Tosho Printing Co., Ltd...........................   5,000   18,642
    Tosoh Corp........................................  52,000  271,082
    Totetsu Kogyo Co., Ltd............................   1,700   33,417
    TOTO, Ltd.........................................   5,000   81,386
    Tottori Bank, Ltd. (The)..........................   3,000    5,492
    Towa Bank, Ltd. (The).............................  30,000   28,531
#   Towa Corp.........................................   4,100   29,480
#   Towa Pharmaceutical Co., Ltd......................     700   53,507
    Toyo Construction Co., Ltd........................   6,900   26,302
    Toyo Denki Seizo--Toyo Electric Manufacturing
      Co., Ltd........................................   4,000   12,611
#   Toyo Engineering Corp.............................  10,000   25,564
    Toyo Ink SC Holdings Co., Ltd.....................  13,000   51,759
    Toyo Kanetsu K.K..................................   8,000   14,511
    Toyo Kohan Co., Ltd...............................   4,600   20,818
    Toyo Securities Co., Ltd..........................   7,000   23,866
    Toyo Seikan Group Holdings, Ltd...................  12,100  188,542
    Toyo Suisan Kaisha, Ltd...........................   3,000  113,360
    Toyo Tanso Co., Ltd...............................   1,400   21,325
    Toyo Tire & Rubber Co., Ltd.......................   6,900  151,224
    Toyo Wharf & Warehouse Co., Ltd...................  15,000   26,019
    Toyobo Co., Ltd...................................  79,000  117,815
    Toyoda Gosei Co., Ltd.............................   5,900  130,369
    Toyota Boshoku Corp...............................   6,300  114,252
    Toyota Tsusho Corp................................  15,300  387,831
    TPR Co., Ltd......................................   2,400   70,288
    Trancom Co., Ltd..................................     300   17,159
    Transcosmos, Inc..................................     900   23,801
    Trend Micro, Inc..................................   1,900   69,544
    Trusco Nakayama Corp..............................   1,700   62,334
    TS Tech Co., Ltd..................................   4,300  121,265
    Tsubakimoto Chain Co..............................  14,000  119,387
    Tsugami Corp......................................   4,000   18,306
    Tsukada Global Holdings, Inc......................   1,700   10,730
    Tsukishima Kikai Co., Ltd.........................   1,000    9,888
    Tsukuba Bank, Ltd.................................   6,800   22,186
    Tsukui Corp.......................................   3,500   27,092
#   Tsumura & Co......................................   4,600   96,442
    Tsuruha Holdings, Inc.............................   1,100   96,570
    Tsurumi Manufacturing Co., Ltd....................   2,000   31,223
    Tyo, Inc..........................................  13,700   21,987
    UACJ Corp.........................................  23,000   54,295
    Ube Industries, Ltd...............................  99,000  173,151
    Uchida Yoko Co., Ltd..............................   7,000   23,028
    UKC Holdings Corp.................................   1,600   33,752
    Ulvac, Inc........................................   4,900   70,768
    Unicharm Corp.....................................   2,800   67,221
    Uniden Holdings Corp..............................  10,000   17,505

                                     1245

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Union Tool Co.....................................  1,200 $ 35,568
    Unipres Corp......................................  3,300   63,273
    United Arrows, Ltd................................  1,700   67,778
*   United Super Markets Holdings, Inc................    800    7,494
*   Unitika, Ltd...................................... 22,000   10,289
    Unizo Holdings Co., Ltd...........................  1,400   63,101
    UNY Group Holdings Co., Ltd....................... 17,400  120,243
*   Usen Corp.........................................  6,500   18,853
    Ushio, Inc........................................ 10,400  127,417
    USS Co., Ltd......................................  3,500   61,459
#*  UT Group Co., Ltd.................................  2,700   14,551
    Valor Co., Ltd....................................  4,600  112,814
#   Vital KSK Holdings, Inc...........................  2,200   16,652
    VT Holdings Co., Ltd..............................  7,500   46,518
    Wacoal Holdings Corp..............................  8,000  102,093
#   Wacom Co., Ltd.................................... 14,000   51,873
    Wakachiku Construction Co., Ltd................... 15,000   20,428
    Wakita & Co., Ltd.................................  3,000   28,799
    Warabeya Nichiyo Co., Ltd.........................  1,700   45,714
#*  WATAMI Co., Ltd...................................  2,300   18,894
    Weathernews, Inc..................................    900   30,798
    Welcia Holdings Co., Ltd..........................  1,065   54,448
#   West Holdings Corp................................  3,200   23,771
    West Japan Railway Co.............................  2,200  157,886
    Wowow, Inc........................................  1,000   29,351
    Xebio Co., Ltd....................................  2,700   51,004
    Yahagi Construction Co., Ltd......................  2,300   15,514
    Yahoo Japan Corp.................................. 11,800   51,627
    Yakult Honsha Co., Ltd............................    800   53,085
    YAMABIKO Corp.....................................    600   24,164
#   Yamada Denki Co., Ltd............................. 42,000  160,488
#   Yamagata Bank, Ltd. (The)......................... 16,000   67,486
#   Yamaguchi Financial Group, Inc.................... 15,000  200,269
    Yamaha Motor Co., Ltd.............................  5,200  117,975
    Yamaichi Electronics Co., Ltd.....................  3,000   28,085
    Yamanashi Chuo Bank, Ltd. (The)................... 18,000   82,451
    Yamatane Corp..................................... 14,000   23,258
    Yamato Holdings Co., Ltd..........................  5,100  113,032
    Yamato Kogyo Co., Ltd.............................  2,400   56,344
    Yamazaki Baking Co., Ltd.......................... 10,000  159,312
    Yamazen Corp......................................  4,500   37,852
    Yaoko Co., Ltd....................................  1,400   69,180
    Yaskawa Electric Corp.............................  8,600  101,932
    Yellow Hat, Ltd...................................  2,000   40,577
    Yokogawa Bridge Holdings Corp.....................  2,800   25,814
    Yokogawa Electric Corp............................ 15,900  178,365
    Yokohama Reito Co., Ltd...........................  3,400   26,742
    Yokohama Rubber Co., Ltd. (The)................... 11,000  217,548
    Yorozu Corp.......................................  1,500   30,964
    Yoshinoya Holdings Co., Ltd.......................  1,600   19,215
    Yuasa Trading Co., Ltd............................  1,500   35,347
#   Yumeshin Holdings Co., Ltd........................  2,600   16,981
    Yurtec Corp.......................................  4,000   33,259

                                     1246

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
JAPAN -- (Continued)
    Yusen Logistics Co., Ltd..........................   1,400 $    15,557
    Yushiro Chemical Industry Co., Ltd................   2,000      22,271
    Yutaka Giken Co., Ltd.............................     200       4,177
    Zenrin Co., Ltd...................................   2,300      30,881
#*  Zensho Holdings Co., Ltd..........................   9,400      91,026
    Zeon Corp.........................................  14,000     135,640
    ZERIA Pharmaceutical Co., Ltd.....................   2,300      33,621
#   Zojirushi Corp....................................   4,000      61,789
                                                               -----------
TOTAL JAPAN...........................................          95,627,199
                                                               -----------
NETHERLANDS -- (2.7%)
    Aalberts Industries NV............................  10,612     332,865
    Accell Group......................................   1,444      31,665
    Aegon NV..........................................  59,417     457,020
    Akzo Nobel NV.....................................  14,544   1,040,697
*   AMG Advanced Metallurgical Group NV...............   3,771      31,729
    Amsterdam Commodities NV..........................   2,100      54,178
#*  APERAM SA.........................................   5,079     187,099
    Arcadis NV........................................   5,213     136,696
    ASM International NV..............................   4,553     204,723
    ASML Holding NV...................................   2,334     231,452
    BE Semiconductor Industries NV....................   2,777      66,040
    Beter Bed Holding NV..............................     905      22,170
    BinckBank NV......................................   4,695      44,472
    Boskalis Westminster NV...........................   8,244     402,781
    Brunel International NV...........................   2,935      57,456
    Corbion NV........................................   4,613      96,957
    Delta Lloyd NV....................................  20,263     359,356
*   Fugro NV..........................................   6,233     130,376
#   Gemalto NV........................................   3,274     280,931
*   Grontmij NV.......................................   1,448       7,120
#*  Heijmans NV.......................................   1,782      21,809
    Hunter Douglas NV.................................      40       1,713
    ING Groep NV......................................  67,383   1,145,993
    ING Groep NV Sponsored ADR........................     924      15,690
    KAS Bank NV.......................................   1,078      13,751
    Kendrion NV.......................................   1,490      44,457
    Koninklijke Ahold NV..............................  46,728     929,970
*   Koninklijke BAM Groep NV..........................  26,319     121,925
#   Koninklijke KPN NV................................ 218,370     862,798
    Koninklijke Philips Electronics NV................  24,069     669,359
    Koninklijke Ten Cate NV...........................   3,837     103,468
    Koninklijke Vopak NV..............................   4,685     244,751
    Mota-Engil Africa NV..............................     484       3,709
    Nederland Apparatenfabriek........................     310      11,551
*   Ordina NV.........................................   9,133      12,851
    Randstad Holding NV...............................   7,852     536,229
    RELX NV...........................................  24,292     404,293
    RELX NV Sponsored ADR.............................   1,443      23,991
#*  Royal Imtech NV...................................   2,598       8,215
*   SBM Offshore NV...................................  21,170     257,565
    Sligro Food Group NV..............................   2,401      92,321
*   Telegraaf Media Groep NV..........................     752       3,911
    TKH Group NV......................................   4,232     181,594

                                     1247

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
NETHERLANDS -- (Continued)
*   TomTom NV.........................................   9,369 $   101,307
    Unilever NV.......................................  20,396     914,353
    USG People NV.....................................   4,742      72,394
    Van Lanschot NV...................................     566      15,415
    Wessanen..........................................   8,129      87,126
    Wolters Kluwer NV.................................  20,550     680,177
                                                               -----------
TOTAL NETHERLANDS.....................................          11,758,469
                                                               -----------
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd..............................  47,013      81,887
#   Auckland International Airport, Ltd...............  60,650     216,484
*   Chorus, Ltd.......................................  10,829      20,516
    Contact Energy, Ltd...............................  19,608      64,053
    Fisher & Paykel Healthcare Corp., Ltd.............  30,399     150,400
    Fletcher Building, Ltd............................  27,552     143,972
    Freightways, Ltd..................................   8,155      31,100
    Infratil, Ltd.....................................  32,154      68,549
#   Kathmandu Holdings, Ltd...........................   8,507       9,538
    Mainfreight, Ltd..................................   8,770      88,290
    Metlifecare, Ltd..................................   6,855      21,941
    Nuplex Industries, Ltd............................  10,303      30,928
#   Port of Tauranga, Ltd.............................   3,937      45,807
    Restaurant Brands New Zealand, Ltd................   3,694      10,217
    Ryman Healthcare, Ltd.............................   8,129      45,058
    Skellerup Holdings, Ltd...........................  11,366       9,227
    SKY Network Television, Ltd.......................  25,245     101,962
    Spark New Zealand, Ltd............................ 114,130     222,897
    Summerset Group Holdings, Ltd.....................   4,962      13,683
    Tower, Ltd........................................  17,032      24,054
    Trade Me Group, Ltd...............................  20,538      45,938
    TrustPower, Ltd...................................     712       3,681
    Vector, Ltd.......................................  12,512      27,424
    Warehouse Group, Ltd. (The).......................   9,073      15,392
*   Xero, Ltd.........................................     584       6,824
                                                               -----------
TOTAL NEW ZEALAND.....................................           1,499,822
                                                               -----------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA....................  18,293      16,778
#*  Akastor ASA.......................................  13,509      18,384
#   Aker ASA Class A..................................   3,339      69,667
    Aker Solutions ASA................................   6,440      25,633
    American Shipping ASA.............................   2,375      12,691
*   Archer, Ltd.......................................  32,654       8,402
    Atea ASA..........................................   8,274      71,449
    Austevoll Seafood ASA.............................  11,022      57,317
    Bakkafrost P/F....................................   1,935      58,741
    Bonheur ASA.......................................   1,193       9,342
#   BW Offshore, Ltd..................................  42,234      25,232
*   Det Norske Oljeselskap ASA........................   3,904      23,933
    DNB ASA...........................................  21,544     351,220
#*  DNO ASA...........................................  10,543       9,793
*   DOF ASA...........................................     435         368

                                     1248

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
NORWAY -- (Continued)
    Ekornes ASA.......................................     1,930 $   23,752
*   Fred Olsen Energy ASA.............................     1,943      9,032
#*  Frontline, Ltd....................................    12,535     38,355
    Gjensidige Forsikring ASA.........................     3,708     59,585
    Grieg Seafood ASA.................................     2,851      9,108
    Hexagon Composites ASA............................     3,890     11,532
    Hoegh LNG Holdings, Ltd...........................     2,182     34,947
*   Kongsberg Automotive ASA..........................    36,555     22,841
    Kvaerner ASA......................................    23,002     13,244
    Leroy Seafood Group ASA...........................     1,710     58,806
    Marine Harvest ASA................................    10,704    132,128
#*  Nordic Semiconductor ASA..........................     8,150     52,068
    Norsk Hydro ASA...................................    34,821    129,855
#*  Norske Skogindustrier ASA.........................    31,267     10,200
#*  Norwegian Air Shuttle A.S.........................     1,413     60,971
*   Odfjell SE Class A................................       203        542
#   Opera Software ASA................................     2,842     22,693
    Orkla ASA.........................................     7,127     56,801
*   Panoro Energy ASA.................................    42,038      3,598
    Petroleum Geo-Services ASA........................    20,838     94,883
    Prosafe SE........................................    16,952     49,472
#*  REC Silicon ASA...................................   168,860     30,412
*   REC Solar ASA.....................................     1,763     22,997
    Salmar ASA........................................     2,265     35,817
    Schibsted ASA.....................................     1,268     44,304
*   Schibsted ASA Class B.............................     1,268     41,447
#   Seadrill, Ltd.(B0HWHV8)...........................     8,487     75,619
#   Seadrill, Ltd.(B09RMQ1)...........................    15,042    135,344
    Solstad Offshore ASA..............................       578      2,333
*   Songa Offshore....................................   103,912     13,045
    SpareBank 1 SR-Bank ASA...........................     9,690     57,523
    Statoil ASA.......................................    43,082    726,304
#   Statoil ASA Sponsored ADR.........................     3,101     52,438
    Stolt-Nielsen, Ltd................................     1,450     23,426
*   Storebrand ASA....................................    39,285    158,236
*   Subsea 7 SA.......................................    19,919    174,517
    Telenor ASA.......................................     6,795    149,259
#   TGS Nopec Geophysical Co. ASA.....................     6,868    144,474
    Tomra Systems ASA.................................     6,595     58,402
    Veidekke ASA......................................     5,525     61,474
    Yara International ASA............................     2,189    108,912
                                                                 ----------
TOTAL NORWAY..........................................            3,769,646
                                                                 ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.....................................    17,850     75,842
*   Banco BPI SA......................................    32,995     37,410
*   Banco Comercial Portugues SA...................... 1,987,542    152,291
*   Banco Espirito Santo SA...........................   114,362         --
    EDP--Energias de Portugal SA......................    38,500    142,402
    EDP Renovaveis SA.................................    19,708    144,204
    Galp Energia SGPS SA..............................    24,282    280,831
    Jeronimo Martins SGPS SA..........................    11,261    167,363

                                     1249

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
PORTUGAL -- (Continued)
#   Mota-Engil SGPS SA................................   5,517 $   14,653
    NOS SGPS SA.......................................   9,956     84,244
    Portucel SA.......................................  42,396    161,388
    REN--Redes Energeticas Nacionais SGPS SA..........  17,419     52,197
    Sonae SGPS SA.....................................  88,773    123,070
#   Teixeira Duarte SA................................  12,108      6,997
                                                               ----------
TOTAL PORTUGAL........................................          1,442,892
                                                               ----------
SINGAPORE -- (1.3%)
#*  Ausgroup, Ltd.....................................  14,000      1,673
#*  Biosensors International Group, Ltd............... 107,600     54,533
*   Boustead Projects, Ltd............................   2,700      1,700
    Boustead Singapore, Ltd...........................  31,600     27,664
    Breadtalk Group, Ltd..............................  12,000     11,902
    Bukit Sembawang Estates, Ltd......................   5,000     17,935
    CapitaLand, Ltd...................................  69,600    163,328
    Centurion Corp., Ltd..............................  37,000     12,937
#   China Merchants Holdings Pacific, Ltd.............  15,750     11,673
    Chip Eng Seng Corp., Ltd..........................  30,000     16,177
    City Developments, Ltd............................  10,200     69,419
    ComfortDelGro Corp., Ltd..........................  74,600    163,709
#   Cosco Corp. Singapore, Ltd........................  96,000     27,283
    CSE Global, Ltd...................................  44,000     17,155
    CWT, Ltd..........................................  22,000     35,937
    DBS Group Holdings, Ltd...........................  30,911    455,078
*   Del Monte Pacific, Ltd............................  53,748     14,887
#   Dyna-Mac Holdings, Ltd............................  42,000      6,876
#   Ezion Holdings, Ltd............................... 129,040     81,133
#*  Ezra Holdings, Ltd................................ 190,010     18,638
    Falcon Energy Group, Ltd..........................  77,000     12,908
    First Resources, Ltd..............................  30,000     41,505
    Fragrance Group, Ltd..............................  64,000      9,551
    Frasers Centrepoint, Ltd..........................  12,900     15,718
*   Gallant Venture, Ltd..............................  52,000      8,719
    Global Logistic Properties, Ltd...................  52,300     87,720
    Global Premium Hotels, Ltd........................   5,120      1,176
*   GMG Global, Ltd...................................  16,300      4,996
    Golden Agri-Resources, Ltd........................ 438,500    100,629
    Great Eastern Holdings, Ltd.......................   1,600     27,064
#   GuocoLand, Ltd....................................   5,000      8,344
    GuocoLeisure, Ltd.................................  45,000     30,145
    Ho Bee Land, Ltd..................................  17,000     24,911
    Hong Fok Corp., Ltd...............................  23,000     14,080
    Hongkong Land Holdings, Ltd.......................  10,000     76,941
    Hutchison Port Holdings Trust..................... 123,000     73,823
#   Hyflux, Ltd.......................................  43,000     26,281
    Indofood Agri Resources, Ltd......................  50,000     21,321
    Interplex Holdings, Ltd...........................  19,400      9,910
    Jardine Cycle & Carriage, Ltd.....................   3,866     83,267
    k1 Ventures, Ltd..................................  82,000     11,937
    Keppel Corp., Ltd.................................  36,000    196,667
    Keppel Infrastructure Trust.......................  62,725     23,761
    Lian Beng Group, Ltd..............................  48,000     19,414

                                     1250

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
SINGAPORE -- (Continued)
#*  Linc Energy, Ltd..................................  16,858 $  1,801
    M1, Ltd...........................................  15,000   34,193
    Mermaid Maritime PCL..............................  43,000    5,451
    Midas Holdings, Ltd............................... 112,000   25,674
#   Nam Cheong Ltd.................................... 118,000   19,744
#*  Neptune Orient Lines, Ltd.........................  93,200   62,880
    Noble Group, Ltd.................................. 344,600  114,363
    Olam International, Ltd...........................   8,000   10,721
#   OSIM International, Ltd...........................  16,000   18,601
    Otto Marine, Ltd.................................. 450,000    8,819
    OUE, Ltd..........................................  21,900   30,914
#   Oversea-Chinese Banking Corp., Ltd................  77,361  580,135
    Oxley Holdings, Ltd...............................  35,000   11,216
    Pan-United Corp., Ltd.............................  16,800    9,191
    Penguin International, Ltd........................  86,000    9,879
    Petra Foods, Ltd..................................  18,000   37,627
    QAF, Ltd..........................................  29,082   23,702
    Raffles Education Corp., Ltd...................... 103,000   21,714
    Rotary Engineering, Ltd...........................  10,000    2,998
    SATS, Ltd.........................................  37,000  101,545
    SembCorp Industries, Ltd..........................  79,800  207,560
#   SembCorp Marine, Ltd..............................  44,500   84,570
    Sheng Siong Group, Ltd............................  39,000   25,414
    Sinarmas Land, Ltd................................ 116,000   46,908
    Singapore Airlines, Ltd...........................  29,100  227,647
    Singapore Exchange, Ltd...........................  13,000   75,578
    Singapore Post, Ltd...............................  52,000   74,047
    Singapore Press Holdings, Ltd.....................  22,600   68,855
    Singapore Telecommunications, Ltd.................  90,000  268,796
#*  Sino Grandness Food Industry Group, Ltd...........  46,000   10,533
    SMRT Corp., Ltd...................................  32,000   32,273
    Stamford Land Corp., Ltd..........................  35,000   14,661
    StarHub, Ltd......................................  16,800   46,906
    Sunningdale Tech, Ltd............................. 133,000   17,657
*   SunVic Chemical Holdings, Ltd.....................  63,000   13,065
    Super Group, Ltd..................................  34,000   24,891
#*  Swiber Holdings, Ltd..............................  47,999    5,193
    Tat Hong Holdings, Ltd............................   5,000    1,845
    Tuan Sing Holdings, Ltd........................... 103,000   26,250
    UMS Holdings, Ltd.................................  22,000    8,178
    United Engineers, Ltd.............................  23,000   41,714
    United Industrial Corp., Ltd......................   7,000   17,092
    United Overseas Bank, Ltd.........................  24,333  393,916
    UOB-Kay Hian Holdings, Ltd........................   4,000    4,374
    UOL Group, Ltd....................................  35,351  172,707
#*  Vard Holdings, Ltd................................  60,000   19,859
    Venture Corp., Ltd................................  25,200  144,195
#   Vibrant Group, Ltd................................ 303,000   20,535
    Wee Hur Holdings, Ltd.............................  81,000   18,584
    Wilmar International, Ltd.........................  32,000   74,620
    Wing Tai Holdings, Ltd............................  36,000   49,466

                                     1251

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SINGAPORE -- (Continued)
*   Yongnam Holdings, Ltd.............................  26,500 $    7,913
                                                               ----------
TOTAL SINGAPORE.......................................          5,517,395
                                                               ----------
SPAIN -- (3.0%)
    Abengoa SA........................................   3,849      9,615
#   Abengoa SA Class B................................  51,311    115,057
    Abertis Infraestructuras SA.......................  11,069    181,254
    Acciona SA........................................   2,954    238,734
    Acerinox SA.......................................  12,008    146,447
    ACS Actividades de Construccion y Servicios SA....  14,577    489,226
    Adveo Group International SA......................      65        565
    Almirall SA.......................................   5,248    103,208
    Amadeus IT Holding SA Class A.....................   8,667    378,372
    Atresmedia Corp de Medios de Comunicacion SA......   3,836     57,763
    Banco Bilbao Vizcaya Argentaria SA................ 115,838  1,174,638
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..   2,395     24,242
    Banco de Sabadell SA.............................. 196,444    447,550
    Banco Popular Espanol SA..........................  49,450    227,096
    Banco Santander SA................................ 240,556  1,663,375
    Bankia SA.........................................  88,907    117,500
    Bankinter SA......................................  38,583    297,803
    Bolsas y Mercados Espanoles SHMSF SA..............   5,377    222,054
    CaixaBank SA......................................  32,651    145,713
*   Cementos Portland Valderrivas SA..................     950      7,992
    Cie Automotive SA.................................   4,179     66,078
    Construcciones y Auxiliar de Ferrocarriles SA.....     177     50,310
    Distribuidora Internacional de Alimentacion SA....  39,750    248,778
    Duro Felguera SA..................................   4,050     16,136
    Ebro Foods SA.....................................   4,864     97,024
    Elecnor SA........................................     708      7,043
    Enagas SA.........................................  11,766    330,292
    Ence Energia y Celulosa SA........................   9,648     34,828
    Faes Farma SA.....................................  10,171     28,242
    Ferrovial SA......................................   5,806    141,198
*   Fluidra SA........................................   2,916     10,887
*   Fomento de Construcciones y Contratas SA..........   6,943     71,638
    Gamesa Corp. Tecnologica SA.......................  21,617    342,349
    Gas Natural SDG SA................................   8,074    175,241
    Grupo Catalana Occidente SA.......................   2,894     89,806
    Iberdrola SA...................................... 213,652  1,506,939
    Indra Sistemas SA.................................   5,559     62,440
    Industria de Diseno Textil SA.....................   8,175    280,305
    Mapfre SA.........................................  71,881    231,373
    Mediaset Espana Comunicacion SA...................  14,442    181,561
    Melia Hotels International SA.....................   3,629     52,213
*   NH Hotel Group SA.................................  11,941     72,394
    Obrascon Huarte Lain SA...........................   3,161     52,571
    Papeles y Cartones de Europa SA...................   6,721     38,536
*   Promotora de Informaciones SA Class A.............   3,939     35,980
    Prosegur Cia de Seguridad SA......................  16,067     85,090
*   Realia Business SA................................  12,791     10,423
    Red Electrica Corp. SA............................   4,540    362,518
    Repsol SA.........................................  30,938    519,957

                                     1252

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SPAIN -- (Continued)
*   Sacyr SA.......................................... 29,237 $   100,841
    Tecnicas Reunidas SA..............................  2,059     104,843
    Telefonica SA..................................... 73,165   1,122,251
    Telefonica SA Sponsored ADR.......................  2,021      30,881
    Tubacex SA........................................  6,641      18,089
    Tubos Reunidos SA.................................  7,475      10,432
    Vidrala SA........................................  1,713      84,086
    Viscofan SA.......................................  2,228     133,149
    Zardoya Otis SA...................................  7,381      81,025
*   Zeltia SA.........................................  7,549      33,265
                                                              -----------
TOTAL SPAIN...........................................         12,969,216
                                                              -----------
SWEDEN -- (2.8%)
#   AAK AB............................................  2,268     153,623
    Acando AB......................................... 15,009      24,518
    AddTech AB Class B................................  2,954      43,815
    AF AB Class B.....................................  3,901      54,634
    Alfa Laval AB.....................................  7,473     137,442
    Assa Abloy AB Class B............................. 11,652     236,592
    Atrium Ljungberg AB Class B.......................    804      11,091
    Avanza Bank Holding AB............................  1,201      49,945
    Axfood AB.........................................  4,784      81,578
    B&B Tools AB Class B..............................  1,178      17,561
    Beijer Alma AB....................................  2,417      53,553
    Bilia AB..........................................  6,032     121,247
    BillerudKorsnas AB................................ 15,598     239,611
    BioGaia AB Class B................................    613      19,891
    Boliden AB........................................ 30,871     570,086
    Bulten AB.........................................  2,126      19,698
    Byggmax Group AB..................................  7,731      70,322
    Castellum AB......................................  9,320     132,885
    Clas Ohlson AB Class B............................  5,043      93,335
*   Cloetta AB Class B................................ 13,352      40,075
    Concentric AB.....................................  2,567      29,535
    Dios Fastigheter AB...............................  2,907      20,307
*   Doro AB...........................................  2,536      12,373
    Duni AB...........................................  3,501      46,635
    Electrolux AB Series B............................  7,668     220,132
#   Elekta AB Class B................................. 13,003      86,262
    Enea AB...........................................  1,316      13,490
#*  Eniro AB.......................................... 18,768       2,253
    Fabege AB.........................................  9,332     129,505
    Fagerhult AB......................................    775      13,364
    Getinge AB Class B................................ 16,406     402,434
    Gunnebo AB........................................  3,716      16,861
    Haldex AB.........................................  5,611      68,775
    Hennes & Mauritz AB Class B.......................  8,953     356,216
#   Hexagon AB Class B................................  4,053     130,961
    Hexpol AB......................................... 10,440     111,989
    HIQ International AB..............................  5,035      25,845
    Holmen AB Class B.................................  5,483     156,424
#   Husqvarna AB Class A..............................  3,743      27,181
    Husqvarna AB Class B.............................. 32,708     238,344

                                     1253

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SWEDEN -- (Continued)
    ICA Gruppen AB....................................  4,929 $179,881
    Industrial & Financial Systems Class B............  1,044   35,016
#   Indutrade AB......................................  3,160  154,354
    Intrum Justitia AB................................  4,904  166,771
    JM AB.............................................  9,141  242,017
    KappAhl AB........................................  2,817    8,940
#*  Karolinska Development AB Class B.................  2,570    3,642
    KNOW IT AB........................................  1,527    9,786
    Kungsleden AB..................................... 11,370   76,150
    Lagercrantz AB Class B............................  1,289   29,673
    Lindab International AB...........................  8,854   66,715
    Loomis AB Class B.................................  7,048  197,477
*   Lundin Petroleum AB...............................  5,054   73,273
    Meda AB Class A................................... 20,947  341,345
*   Medivir AB Class B................................  2,235   23,716
    Mekonomen AB......................................  2,006   49,973
#   Millicom International Cellular SA................  2,831  207,034
    Modern Times Group MTG AB Class B.................  3,058   86,768
    MQ Holding AB.....................................  4,787   21,546
    Mycronic AB.......................................  9,725   61,303
    NCC AB Class A....................................    374   11,088
    NCC AB Class B....................................  6,486  193,862
*   Net Insight AB Class B............................ 41,405   14,633
    New Wave Group AB Class B.........................  4,131   21,151
    Nibe Industrier AB Class B........................  6,676  188,151
    Nobia AB.......................................... 10,817  126,880
    Nolato AB Class B.................................  3,068   75,241
    Nordea Bank AB.................................... 48,894  608,770
    Nordnet AB Class B................................  5,225   20,787
    OEM International AB Class B......................    160    2,132
*   Oriflame Holding AG...............................  2,293   33,943
    Peab AB........................................... 15,508  117,434
*   Pricer AB Class B................................. 19,106   19,793
    Proact IT Group AB................................    795   10,735
#   Proffice AB Class B...............................    638    1,547
    Ratos AB Class B.................................. 19,902  124,578
    Rezidor Hotel Group AB............................  1,246    5,664
#   Sagax AB Class B..................................  1,961   13,054
    Sandvik AB........................................ 28,022  283,939
#*  SAS AB............................................ 23,872   42,256
    Sectra AB Class B.................................  2,309   31,822
    Securitas AB Class B.............................. 21,227  304,710
    Semcon AB.........................................  1,792    9,095
    Skandinaviska Enskilda Banken AB Class A.......... 34,787  418,782
    Skanska AB Class B................................  9,319  196,251
    SkiStar AB........................................    194    2,279
#*  SSAB AB Class A(B17H0S8).......................... 15,487   73,736
#*  SSAB AB Class A(BPRBWK4)..........................  2,180   10,347
*   SSAB AB Class B(B17H3F6).......................... 12,275   50,970
*   SSAB AB Class B(BPRBWM6)..........................  5,564   23,406
    Svenska Cellulosa AB SCA Class A..................  1,418   40,238
    Svenska Cellulosa AB SCA Class B.................. 20,936  595,722
    Svenska Handelsbanken AB Class A.................. 24,049  368,053

                                     1254

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SWEDEN -- (Continued)
#   Svenska Handelsbanken AB Class B..................  1,524 $    23,376
#   Sweco AB Class B..................................  2,697      37,042
    Swedbank AB Class A............................... 20,347     476,611
*   Swedish Orphan Biovitrum AB.......................  3,961      52,141
    Systemair AB......................................    168       2,557
    Tele2 AB Class B.................................. 29,079     302,638
    TeliaSonera AB.................................... 72,492     440,550
    Transmode AB......................................    457       6,488
    Trelleborg AB Class B............................. 15,682     270,853
    Tribona AB........................................  2,189       9,788
    Wallenstam AB Class B.............................  9,368      67,872
    Wihlborgs Fastigheter AB..........................  1,610      27,756
                                                              -----------
TOTAL SWEDEN..........................................         12,074,489
                                                              -----------
SWITZERLAND -- (4.9%)
    ABB, Ltd.......................................... 66,532   1,353,262
    ABB, Ltd. Sponsored ADR...........................  5,293     107,342
    Actelion, Ltd.....................................  2,042     301,978
    Adecco SA.........................................  8,009     668,451
*   AFG Arbonia-Forster Holding AG....................    731      12,687
    Allreal Holding AG................................    984     140,639
#   Alpiq Holding AG..................................    189      15,949
    ams AG............................................  3,816     165,474
    APG SGA SA........................................     94      38,284
    Aryzta AG.........................................  6,697     339,790
    Ascom Holding AG..................................  4,892      88,686
    Autoneum Holding AG...............................    415      85,619
    Baloise Holding AG................................  4,488     571,809
    Bank Coop AG......................................    318      13,955
    Banque Cantonale de Geneve........................     19       4,876
    Banque Cantonale Vaudoise.........................    296     191,903
    Basler Kantonalbank...............................    117       8,834
    Belimo Holding AG.................................     34      77,536
    Bell AG...........................................     13      33,709
    Bellevue Group AG.................................    470       7,014
#   Berner Kantonalbank AG............................    217      41,524
    BKW AG............................................  1,274      46,079
    Bobst Group SA....................................    987      43,415
    Bossard Holding AG Class A........................    694      77,467
#   Bucher Industries AG..............................    742     180,890
    Burckhardt Compression Holding AG.................    148      55,902
    Burkhalter Holding AG.............................    390      42,512
    Calida Holding AG.................................    368      14,556
    Carlo Gavazzi Holding AG..........................     35       8,122
    Cham Paper Holding AG.............................      3         760
*   Charles Voegele Holding AG........................  1,259      13,293
    Chocoladefabriken Lindt & Sprungli AG.............      2     133,505
#   Cie Financiere Richemont SA....................... 13,095   1,130,274
    Cie Financiere Tradition SA.......................     83       5,516
    Clariant AG....................................... 33,387     666,011
    Coltene Holding AG................................    595      42,721
    Conzzeta AG.......................................     40      25,964
    Credit Suisse Group AG............................ 13,087     386,077

                                     1255

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SWITZERLAND -- (Continued)
#   Credit Suisse Group AG Sponsored ADR.............. 10,721 $315,733
    Daetwyler Holding AG..............................    722   89,345
    DKSH Holding AG...................................  3,227  242,099
    EFG International AG..............................  5,422   63,143
    Emmi AG...........................................    175   57,999
    EMS-Chemie Holding AG.............................    253  123,230
    Energiedienst Holding AG..........................    346    9,303
    Feintool International Holding AG.................    276   27,400
    Flughafen Zuerich AG..............................    422  346,390
    Forbo Holding AG..................................    138  168,068
    Galenica AG.......................................    427  486,082
    GAM Holding AG.................................... 16,315  342,474
    Gategroup Holding AG..............................  2,698   99,687
    Geberit AG........................................    761  263,233
    Georg Fischer AG..................................    409  272,742
    Givaudan SA.......................................    173  321,805
    Gurit Holding AG..................................     46   24,983
    Helvetia Holding AG...............................    650  356,679
    Huber & Suhner AG.................................  1,081   46,844
    Implenia AG.......................................  1,595   95,684
    Inficon Holding AG................................    176   52,263
*   Interroll Holding AG..............................     89   57,112
    Intershop Holding AG..............................    103   42,718
    Julius Baer Group, Ltd............................  6,690  370,089
    Kaba Holding AG Class B...........................    277  177,223
    Kardex AG.........................................  1,084   63,509
    Komax Holding AG..................................    354   61,624
    Kudelski SA.......................................  4,432   70,128
    Kuehne + Nagel International AG...................  1,044  144,121
#   Kuoni Reisen Holding AG...........................    398  110,613
    LEM Holding SA....................................     41   30,991
    Liechtensteinische Landesbank AG..................  1,066   42,367
    Logitech International SA(H50430232).............. 13,713  196,370
    Logitech International SA(B18ZRK2)................  3,482   50,094
    Luzerner Kantonalbank AG..........................    260   95,638
    MCH Group AG......................................     97    6,155
#   Metall Zug AG.....................................     21   56,759
#*  Meyer Burger Technology AG........................  3,938   33,906
    Micronas Semiconductor Holding AG.................  2,725   11,947
    Mobilezone Holding AG.............................  1,960   33,902
    Mobimo Holding AG.................................    734  156,107
    OC Oerlikon Corp. AG.............................. 19,561  239,895
*   Orascom Development Holding AG....................  1,275   15,628
    Orior AG..........................................    610   34,158
    Panalpina Welttransport Holding AG................    605   75,313
    Partners Group Holding AG.........................    710  237,405
    Phoenix Mecano AG.................................     35   17,578
*   Plazza AG.........................................     40    8,536
    Rieter Holding AG.................................    297   44,756
    Romande Energie Holding SA........................      3    3,291
    Schaffner Holding AG..............................     96   23,107
*   Schmolz + Bickenbach AG........................... 51,419   43,037
    Schweiter Technologies AG.........................     92   72,058

                                     1256

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SWITZERLAND -- (Continued)
    SGS SA............................................     92 $   175,496
    Siegfried Holding AG..............................    395      71,021
    Sika AG...........................................     52     188,520
    Sonova Holding AG.................................    670      95,381
    St Galler Kantonalbank AG.........................    130      48,933
    Straumann Holding AG..............................    487     144,086
    Sulzer AG.........................................  2,017     207,116
    Swatch Group AG (The)(7184725)....................    866     372,958
    Swatch Group AG (The)(7184736)....................  1,593     130,565
    Swiss Life Holding AG.............................  2,299     542,443
    Swiss Re AG.......................................  8,382     754,019
    Swisscom AG.......................................    487     283,243
    Swissquote Group Holding SA.......................    701      18,019
    Syngenta AG.......................................  4,215   1,736,456
    Tamedia AG........................................    117      20,041
    Temenos Group AG..................................  3,114     114,145
    U-Blox AG.........................................    460      96,827
*   UBS Group AG...................................... 36,724     846,855
    Valiant Holding AG................................  1,562     155,055
    Valora Holding AG.................................    316      61,426
    Vaudoise Assurances Holding SA Class B............     77      42,475
    Vetropack Holding AG..............................      6       9,969
    Vontobel Holding AG...............................  2,436     129,586
    VP Bank AG........................................    324      28,165
    Walliser Kantonalbank.............................      1         775
    Walter Meier AG...................................     85       3,530
    Zehnder Group AG..................................    895      33,732
    Zug Estates Holding AG............................     17      24,774
    Zuger Kantonalbank AG.............................      3      13,986
    Zurich Insurance Group AG.........................  3,085     939,412
                                                              -----------
TOTAL SWITZERLAND.....................................         20,862,715
                                                              -----------
UNITED KINGDOM -- (17.4%)
    A.G.BARR P.L.C....................................  8,489      74,864
    Aberdeen Asset Management P.L.C................... 53,862     305,906
    Acacia Mining P.L.C............................... 17,598      65,911
    Acal P.L.C........................................  2,600      12,055
    Admiral Group P.L.C...............................  9,321     215,380
#*  Afren P.L.C....................................... 38,660       1,078
*   Aga Rangemaster Group P.L.C.......................  4,443      12,804
    Aggreko P.L.C..................................... 15,114     283,106
    Alent P.L.C....................................... 25,604     189,437
    Amec Foster Wheeler P.L.C......................... 21,926     280,002
    Amlin P.L.C....................................... 38,185     303,968
    Anglo American P.L.C.............................. 44,651     563,004
    Anglo Pacific Group P.L.C.........................  4,249       5,565
    Anite P.L.C....................................... 21,229      41,692
    Antofagasta P.L.C................................. 23,945     211,433
    ARM Holdings P.L.C. Sponsored ADR.................  5,913     278,148
#   Ashmore Group P.L.C............................... 31,150     129,105
    Ashtead Group P.L.C............................... 30,496     467,643
    Associated British Foods P.L.C....................  2,994     150,472
    Aveva Group P.L.C.................................  2,377      81,752

                                     1257

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Aviva P.L.C.......................................  68,164 $  554,254
#   Aviva P.L.C. Sponsored ADR........................  55,842    915,250
    Avon Rubber P.L.C.................................   1,058     13,302
    Balfour Beatty P.L.C..............................  60,301    221,657
    Bank of Georgia Holdings P.L.C....................   2,325     72,357
    Barclays P.L.C. Sponsored ADR.....................  84,118  1,512,442
    Barratt Developments P.L.C........................  64,539    638,714
    BBA Aviation P.L.C................................  30,727    142,244
    Beazley P.L.C.....................................  49,799    262,214
    Bellway P.L.C.....................................  11,978    450,093
    Berendsen P.L.C...................................  17,182    274,443
    Berkeley Group Holdings P.L.C.....................   8,776    460,879
    BG Group P.L.C....................................  91,584  1,558,280
    BHP Billiton P.L.C. ADR...........................   8,876    326,193
    Bloomsbury Publishing P.L.C.......................     364        927
    Bodycote P.L.C....................................  18,325    195,213
    Bovis Homes Group P.L.C...........................  10,668    190,041
    BP P.L.C.......................................... 225,955  1,391,822
    BP P.L.C. Sponsored ADR...........................  15,575    575,808
    Braemar Shipping Services P.L.C...................     266      1,959
    Brammer P.L.C.....................................   7,778     39,403
    Brewin Dolphin Holdings P.L.C.....................  30,285    148,680
    British Polythene Industries P.L.C................   1,323     14,677
    Britvic P.L.C.....................................  15,600    166,932
    BT Group P.L.C....................................  69,869    505,642
    BT Group P.L.C. Sponsored ADR.....................     804     58,097
*   BTG P.L.C.........................................   9,457     96,424
    Bunzl P.L.C.......................................  13,367    382,619
    Burberry Group P.L.C..............................   8,955    224,739
    Cable & Wireless Communications P.L.C............. 370,484    370,176
    Cape P.L.C........................................  14,091     51,240
    Capita P.L.C......................................  13,972    284,428
    Carillion P.L.C...................................  35,686    192,620
#   Carnival P.L.C. ADR...............................   4,741    262,367
    Centamin P.L.C.................................... 148,759    128,551
    Centrica P.L.C.................................... 128,326    533,734
    Chesnara P.L.C....................................   4,234     22,375
    Chime Communications P.L.C........................   3,364     18,963
    Cineworld Group P.L.C.............................  19,525    155,906
    Clarkson P.L.C....................................     750     32,354
    Close Brothers Group P.L.C........................  14,063    318,680
    Coca-Cola HBC AG..................................  14,752    307,694
*   Colt Group SA.....................................  39,681    116,310
    Communisis P.L.C..................................  19,147     14,538
    Compass Group P.L.C...............................  19,001    303,936
    Computacenter P.L.C...............................   7,894     93,665
    Connect Group PLC.................................  13,438     31,084
    Consort Medical P.L.C.............................   2,681     39,035
    Costain Group P.L.C...............................   6,066     31,661
    Cranswick P.L.C...................................   3,289     84,741
    Croda International P.L.C.........................   6,648    315,241
    CSR P.L.C.........................................   6,436     90,233
    CSR P.L.C. ADR....................................     300     16,806

                                     1258

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    Daily Mail & General Trust P.L.C..................  20,066 $251,281
    Dairy Crest Group P.L.C...........................  15,943  143,640
    Darty P.L.C.......................................  22,589   25,284
    DCC P.L.C.........................................   5,065  400,258
    De La Rue P.L.C...................................   8,205   64,624
    Debenhams P.L.C................................... 113,383  155,188
    Dechra Pharmaceuticals P.L.C......................   9,794  150,424
    Development Securities P.L.C......................   8,612   36,068
    Devro P.L.C.......................................  19,407   91,790
#   Dialight P.L.C....................................   2,572   21,925
    Dignity P.L.C.....................................   3,568  136,088
    Diploma P.L.C.....................................  12,661  146,698
    Direct Line Insurance Group P.L.C................. 103,998  593,502
    Dixons Carphone P.L.C.............................  67,817  482,580
    Domino's Pizza Group P.L.C........................  12,022  168,464
    Drax Group P.L.C..................................  26,672  124,152
    DS Smith P.L.C....................................  94,017  587,257
    Dunelm Group P.L.C................................   5,826   81,487
    E2V Technologies P.L.C............................  10,701   37,424
    easyJet P.L.C.....................................   6,175  158,431
    Electrocomponents P.L.C...........................  53,237  165,456
    Elementis P.L.C...................................  41,034  164,204
*   EnQuest P.L.C.....................................  98,787   54,479
    Euromoney Institutional Investor P.L.C............   2,696   43,775
*   Evraz P.L.C.......................................  44,279   69,630
    Experian P.L.C....................................  20,551  385,303
    Fenner P.L.C......................................   8,670   22,552
    Ferrexpo P.L.C....................................  16,143   14,558
    Fidessa Group P.L.C...............................   2,534   94,906
*   Firstgroup P.L.C..................................  65,312  117,497
    Fortune Oil CVR...................................  39,408      308
    Fresnillo P.L.C...................................   7,465   75,295
    G4S P.L.C......................................... 107,789  462,128
    Galliford Try P.L.C...............................   7,702  213,250
    Gem Diamonds, Ltd.................................   9,072   18,108
    Genus P.L.C.......................................   3,112   69,934
    GKN P.L.C......................................... 120,982  600,951
    Glencore P.L.C.................................... 124,785  404,318
    Go-Ahead Group P.L.C..............................   2,800  111,357
    Grafton Group P.L.C...............................  13,802  155,039
    Greencore Group P.L.C.............................  43,380  213,982
    Greggs P.L.C......................................  12,118  256,412
    Halfords Group P.L.C..............................  23,338  197,892
    Halma P.L.C.......................................  38,523  454,888
    Hargreaves Lansdown P.L.C.........................  11,616  216,854
    Hays P.L.C........................................  91,904  238,924
    Headlam Group P.L.C...............................   2,088   15,516
    Helical Bar P.L.C.................................   8,751   58,107
    Henderson Group P.L.C.............................  87,343  387,881
    Henry Boot P.L.C..................................   3,282   12,195
    Hill & Smith Holdings P.L.C.......................   5,806   62,832
    Hiscox, Ltd.......................................  20,572  297,119
*   Hochschild Mining P.L.C...........................  11,244   13,636

                                     1259

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Hogg Robinson Group P.L.C.........................  12,055 $   12,610
    Home Retail Group P.L.C...........................  68,339    174,016
    HomeServe P.L.C...................................  31,042    211,269
    Howden Joinery Group P.L.C........................  44,234    341,822
    HSBC Holdings P.L.C. Sponsored ADR................  48,634  2,191,934
    Hunting P.L.C.....................................  10,822     86,536
    ICAP P.L.C........................................  51,098    411,046
    IG Group Holdings P.L.C...........................  29,931    349,259
*   Imagination Technologies Group P.L.C..............   8,047     29,416
    IMI P.L.C.........................................  16,844    278,684
    Inchcape P.L.C....................................  30,446    381,303
    Informa P.L.C.....................................  60,524    562,602
    Inmarsat P.L.C....................................  30,885    427,690
    Innovation Group P.L.C............................ 125,129     62,919
    InterContinental Hotels Group P.L.C...............   5,094    213,940
    InterContinental Hotels Group P.L.C. ADR..........   4,854    203,033
*   International Consolidated Airlines Group SA......  30,325    252,560
    Interserve P.L.C..................................  12,213    122,948
    Intertek Group P.L.C..............................   9,121    348,562
    Investec P.L.C....................................  41,022    374,134
*   IP Group P.L.C....................................   5,573     17,664
    ITE Group P.L.C...................................  33,596     96,849
    ITV P.L.C.........................................  82,469    360,866
    J Sainsbury P.L.C................................. 107,482    443,983
    James Fisher & Sons P.L.C.........................   5,552     96,426
    Jardine Lloyd Thompson Group P.L.C................   8,461    137,214
    JD Sports Fashion P.L.C...........................   6,772     85,065
    John Menzies P.L.C................................   5,860     47,196
    John Wood Group P.L.C.............................  25,581    249,064
    Johnson Matthey P.L.C.............................   4,322    196,443
*   Johnston Press P.L.C..............................   4,678      8,227
    Jupiter Fund Management P.L.C.....................  27,612    202,217
*   KAZ Minerals P.L.C................................  28,842     72,809
    Kcom Group P.L.C..................................  35,136     51,836
    Keller Group P.L.C................................   6,002     99,012
    Kier Group P.L.C..................................  10,642    239,460
    Kingfisher P.L.C..................................  51,838    292,002
    Laird P.L.C.......................................  27,188    167,168
*   Lamprell P.L.C....................................  19,335     43,975
    Lancashire Holdings, Ltd..........................  15,705    157,995
    Lavendon Group P.L.C..............................   9,762     27,815
    Legal & General Group P.L.C....................... 192,690    783,713
*   Liberty Global P.L.C. Class A.....................     731     38,332
*   Liberty Global P.L.C. Series C....................   1,803     88,586
*   Liberty Global P.L.C. LiLAC Class A...............      37      1,562
*   Liberty Global P.L.C. LiLAC Class C...............      90      3,835
    Lloyds Banking Group P.L.C........................ 223,714    291,322
    Lloyds Banking Group P.L.C. ADR................... 394,879  2,077,064
    London Stock Exchange Group P.L.C.................   6,972    283,617
*   Lonmin P.L.C......................................  20,404     16,585
    Lookers P.L.C.....................................  34,809     88,018
    Low & Bonar P.L.C.................................  15,615     17,276
    LSL Property Services P.L.C.......................   1,907     11,171

                                     1260

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    Man Group P.L.C................................... 125,140 $317,319
    Marks & Spencer Group P.L.C.......................  45,472  385,960
    Marshalls P.L.C...................................   9,082   45,343
    McBride P.L.C.....................................  18,837   35,318
    Mears Group P.L.C.................................   6,031   36,751
    Melrose Industries P.L.C..........................  76,003  327,896
    Michael Page International P.L.C..................  18,087  154,617
    Micro Focus International P.L.C...................   9,678  211,094
    Millennium & Copthorne Hotels P.L.C...............  14,939  130,063
    Mitie Group P.L.C.................................  34,229  171,958
    Mondi P.L.C.......................................  29,021  696,655
    Moneysupermarket.com Group P.L.C..................  31,310  143,178
    Morgan Advanced Materials P.L.C...................  28,809  159,453
    Morgan Sindall Group P.L.C........................   3,994   50,592
*   Mothercare P.L.C..................................  11,590   49,027
    N Brown Group P.L.C...............................  11,749   58,242
    National Express Group P.L.C......................  42,582  201,201
    National Grid P.L.C. Sponsored ADR................   6,090  405,716
    NCC Group P.L.C...................................   3,164   11,616
    Next P.L.C........................................   3,106  387,473
    Northgate P.L.C...................................  16,341  139,678
    Novae Group P.L.C.................................   1,386   15,691
    Old Mutual P.L.C.................................. 127,390  421,303
*   Ophir Energy P.L.C................................   1,120    2,026
    Oxford Instruments P.L.C..........................   1,329   18,961
    Pace P.L.C........................................  37,742  213,879
    PayPoint P.L.C....................................   3,142   49,071
    Pearson P.L.C. Sponsored ADR......................  24,285  453,158
    Pendragon P.L.C...................................  21,003   12,723
    Pennon Group P.L.C................................  17,677  225,017
    Persimmon P.L.C...................................  22,430  715,743
*   Petra Diamonds, Ltd...............................  30,011   70,392
    Petrofac, Ltd.....................................  23,245  318,402
*   Petropavlovsk P.L.C...............................  19,536    1,824
    Phoenix Group Holdings............................  17,017  226,277
    Photo-Me International P.L.C......................  17,025   40,445
    Premier Farnell P.L.C.............................  31,493   66,701
*   Premier Foods P.L.C...............................  50,557   31,101
*   Premier Oil P.L.C.................................  19,744   41,160
#   Prudential P.L.C. ADR.............................   9,806  463,432
    PZ Cussons P.L.C..................................  17,754   95,998
*   Quintain Estates & Development P.L.C..............  57,069  117,271
    Randgold Resources, Ltd...........................   5,380  324,554
*   Raven Russia, Ltd.................................  20,691   17,055
    Redrow P.L.C......................................  19,858  144,284
    Regus P.L.C.......................................  67,276  295,073
    RELX P.L.C. Sponsored ADR.........................  30,128  526,939
    Renishaw P.L.C....................................   3,335  108,742
    Rentokil Initial P.L.C............................ 117,593  269,989
    Rexam P.L.C.......................................  56,242  488,163
    Ricardo P.L.C.....................................   5,044   70,868
    Rightmove P.L.C...................................   6,696  380,467

                                     1261

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
UNITED KINGDOM -- (Continued)
#   Rio Tinto P.L.C. Sponsored ADR.........................  26,994 $1,042,508
    Rolls-Royce Holdings P.L.C.............................  23,430    289,964
    Rotork P.L.C...........................................  71,281    237,959
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR......  22,999    245,169
    Royal Dutch Shell P.L.C. ADR(B03MM73)..................  20,245  1,177,247
    Royal Dutch Shell P.L.C. ADR(780259206)................  18,446  1,060,276
    Royal Mail P.L.C.......................................  47,802    376,586
    RPC Group P.L.C........................................  27,140    288,134
    RPS Group P.L.C........................................  21,041     70,220
    RSA Insurance Group P.L.C..............................  59,391    476,333
    Sage Group P.L.C. (The)................................  47,071    382,551
    Savills P.L.C..........................................  12,676    193,688
    Schroders P.L.C.(0239581)..............................   1,147     43,563
    Schroders P.L.C.(0240549)..............................   2,361    116,328
    SDL P.L.C..............................................   6,858     42,913
    Senior P.L.C...........................................  43,233    196,115
    Sepura P.L.C...........................................   4,663     11,341
    Serco Group P.L.C......................................  18,803     37,796
*   Severfield P.L.C.......................................   3,577      4,024
    Severn Trent P.L.C.....................................  10,066    346,074
    Shanks Group P.L.C.....................................  39,825     61,902
    Shire P.L.C............................................   7,653    680,323
    SIG P.L.C..............................................  45,486    148,292
    Sky P.L.C..............................................  22,243    395,420
*   Skyepharma P.L.C.......................................  10,240     44,745
    Smith & Nephew P.L.C...................................  10,869    202,007
    Smith & Nephew P.L.C. Sponsored ADR....................     750     27,757
    Smiths Group P.L.C.....................................  19,347    340,460
    Soco International P.L.C...............................  16,515     40,693
    Spectris P.L.C.........................................  11,352    345,789
    Speedy Hire P.L.C......................................  39,882     32,189
    Spirax-Sarco Engineering P.L.C.........................   6,364    329,445
    Spirent Communications P.L.C...........................  27,560     40,197
*   Sports Direct International P.L.C......................  12,620    155,857
    SSE P.L.C..............................................  25,212    596,320
    St Ives P.L.C..........................................   2,904      8,045
    St James's Place P.L.C.................................  31,618    482,422
    ST Modwen Properties P.L.C.............................  16,551    123,014
    Stagecoach Group P.L.C.................................  27,130    165,470
    Standard Chartered P.L.C...............................  32,250    493,119
    Standard Life P.L.C....................................  50,924    360,632
    Sthree P.L.C...........................................   3,281     19,943
    Stobart Group, Ltd.....................................   6,398     11,007
*   SuperGroup P.L.C.......................................   4,747    107,276
    Synergy Health P.L.C...................................   5,922    160,988
    Synthomer P.L.C........................................  32,465    162,772
#   TalkTalk Telecom Group P.L.C...........................  37,069    174,264
    Tate & Lyle P.L.C......................................  43,090    366,259
    Taylor Wimpey P.L.C.................................... 209,117    633,803
    Ted Baker P.L.C........................................   1,597     80,334
    Telecity Group P.L.C...................................  20,003    341,361
    Telecom Plus P.L.C.....................................   1,641     31,084
    Tesco P.L.C............................................ 354,601  1,192,501

                                     1262

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
UNITED KINGDOM -- (Continued)
*   Thomas Cook Group P.L.C........................... 108,776 $    203,320
    Topps Tiles P.L.C.................................   9,851       23,701
    Travis Perkins P.L.C..............................  17,411      610,495
    Trifast P.L.C.....................................   6,091       11,936
    Trinity Mirror P.L.C..............................  24,604       51,067
    TT electronics P.L.C..............................  14,705       34,073
    TUI AG(B11LJN4)...................................   8,571      147,228
    TUI AG(5666292)...................................  17,393      297,398
    Tullett Prebon P.L.C..............................  16,094      101,725
    Tullow Oil P.L.C..................................  16,836       64,377
    UBM P.L.C.........................................  23,138      191,802
    UDG Healthcare P.L.C..............................  22,638      177,323
    Unilever P.L.C....................................   1,609       72,984
    Unilever P.L.C. Sponsored ADR.....................   9,942      450,671
    UNITE Group P.L.C. (The)..........................  18,406      181,230
    United Utilities Group P.L.C......................  15,626      217,366
    UTV Media P.L.C...................................   3,863        9,348
*   Vectura Group P.L.C...............................  12,906       36,146
#   Vedanta Resources P.L.C...........................   7,796       48,501
    Vesuvius P.L.C....................................  15,796      100,749
    Victrex P.L.C.....................................   7,174      216,633
    Vitec Group P.L.C. (The)..........................     435        4,411
    Vodafone Group P.L.C.............................. 438,105    1,659,540
    Weir Group P.L.C. (The)...........................  11,310      271,558
    WH Smith P.L.C....................................   7,748      191,060
    Whitbread P.L.C...................................   5,059      409,595
*   Wincanton P.L.C...................................   4,428       12,884
    WM Morrison Supermarkets P.L.C.................... 190,841      543,079
    Wolseley P.L.C....................................   6,329      420,208
    WPP P.L.C.........................................  21,224      487,638
    WS Atkins P.L.C...................................   6,335      155,290
    Xaar P.L.C........................................   1,394       11,288
    Xchanging P.L.C...................................  14,556       22,106
                                                               ------------
TOTAL UNITED KINGDOM..................................           75,018,537
                                                               ------------
UNITED STATES -- (0.1%)
*   Golden Ocean Group, Ltd...........................   1,409        5,478
    XL Group P.L.C....................................   6,313      240,005
                                                               ------------
TOTAL UNITED STATES...................................              245,483
                                                               ------------
TOTAL COMMON STOCKS...................................          408,708,369
                                                               ------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Bayerische Motoren Werke AG.......................   1,274       99,717
    Fuchs Petrolub SE.................................   2,672      116,121
    Henkel AG & Co. KGaA..............................     837       99,223
    Jungheinrich AG...................................     911       64,225
    Sixt SE...........................................     887       31,964

                                     1263

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
      Villeroy & Boch AG................................     1,064 $     16,623
                                                                   ------------
TOTAL GERMANY...........................................                427,873
                                                                   ------------
TOTAL PREFERRED STOCKS..................................                427,873
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Austin Engineering Rights 08/10/15................     4,843           35
                                                                   ------------
CANADA -- (0.0%)
*     Imperial Metals Corp. Rights 08/20/15.............     1,400           22
                                                                   ------------
HONG KONG -- (0.0%)
*     Miramar Hotel and Investment Warrants 01/19/18....       800          191
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                    248
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund.................... 1,844,938   21,345,928
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $425,720,945)^^.....           $430,482,418
                                                                   ============

                                     1264

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia.................. $   204,059 $ 25,609,176   --    $ 25,813,235
     Austria....................          --    2,320,299   --       2,320,299
     Belgium....................      49,091    5,856,517   --       5,905,608
     Canada.....................  36,917,557           --   --      36,917,557
     China......................          --       80,609   --          80,609
     Denmark....................          --    5,793,772   --       5,793,772
     Finland....................          --    6,126,069   --       6,126,069
     France.....................     172,598   31,406,017   --      31,578,615
     Germany....................     982,489   23,125,136   --      24,107,625
     Hong Kong..................     387,350   11,395,253   --      11,782,603
     Ireland....................     751,633    1,763,071   --       2,514,704
     Israel.....................     258,371    2,073,568   --       2,331,939
     Italy......................     174,985   12,474,886   --      12,649,871
     Japan......................      99,926   95,527,273   --      95,627,199
     Netherlands................   1,854,845    9,903,624   --      11,758,469
     New Zealand................          --    1,499,822   --       1,499,822
     Norway.....................     169,504    3,600,142   --       3,769,646
     Portugal...................          --    1,442,892   --       1,442,892
     Singapore..................          --    5,517,395   --       5,517,395
     Spain......................      55,123   12,914,093   --      12,969,216
     Sweden.....................      33,943   12,040,546   --      12,074,489
     Switzerland................   1,474,836   19,387,879   --      20,862,715
     United Kingdom.............  14,424,436   60,594,101   --      75,018,537
     United States..............     240,004        5,478   --         245,483
  Preferred Stocks
     Germany....................          --      427,873   --         427,873
  Rights/Warrants
     Australia..................          --           35   --              35
     Canada.....................          --           22   --              22
     Hong Kong..................          --          191   --             191
  Securities Lending Collateral.          --   21,345,928   --      21,345,928
                                 ----------- ------------   --    ------------
  TOTAL......................... $58,250,760 $372,231,658   --    $430,482,418
                                 =========== ============   ==    ============

                                     1265

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                            SHARES   VALUE++
                                                            ------- ----------
COMMON STOCKS -- (92.2%)

BRAZIL -- (5.6%)
    AES Tiete SA...........................................  40,415 $  210,577
    Aliansce Shopping Centers SA...........................  38,391    155,517
    Alupar Investimento SA.................................  35,156    168,903
    Arezzo Industria e Comercio SA.........................  21,828    136,554
*   B2W Cia Digital........................................  24,632    129,492
    Banco Bradesco SA...................................... 218,980  1,769,006
    Banco do Brasil SA..................................... 239,970  1,545,390
    BB Seguridade Participacoes SA......................... 113,600  1,069,992
    Bematech SA............................................  30,200     72,767
    BM&FBovespa SA......................................... 595,075  1,814,449
    BR Malls Participacoes SA.............................. 221,752    832,230
    Brasil Brokers Participacoes SA........................  74,300     45,136
    Brasil Insurance Participacoes e Administracao SA......  18,970      5,208
*   Brasil Pharma SA.......................................  40,269      7,997
*   BrasilAgro--Co. Brasileira de Propriedades Agricolas...   2,800      9,159
    Braskem SA Sponsored ADR...............................  64,833    470,039
    BRF SA................................................. 155,488  3,263,752
    BRF SA ADR.............................................  52,139  1,090,226
    CCR SA................................................. 343,703  1,527,814
*   Centrais Eletricas Brasileiras SA...................... 143,882    243,309
#   Centrais Eletricas Brasileiras SA ADR..................  17,139     42,333
    CETIP SA--Mercados Organizados......................... 133,946  1,387,206
    Cia Brasileira de Distribuicao ADR.....................  19,886    432,322
    Cia de Saneamento Basico do Estado de Sao Paulo........  61,549    314,041
    Cia de Saneamento Basico do Estado de Sao Paulo ADR....  37,154    187,999
    Cia de Saneamento de Minas Gerais-COPASA...............  25,500     88,924
    Cia Energetica de Minas Gerais.........................  22,409     64,530
    Cia Hering.............................................  78,848    272,426
    Cia Paranaense de Energia..............................   8,100     55,807
    Cia Paranaense de Energia Sponsored ADR................  12,235    124,308
*   Cia Providencia Industria e Comercio SA................   2,200      5,889
#   Cia Siderurgica Nacional SA Sponsored ADR.............. 411,608    514,510
    Cielo SA............................................... 246,183  3,144,197
    Contax Participacoes SA................................   6,500      8,448
    Cosan Logistica SA.....................................  21,528     11,317
    Cosan SA Industria e Comercio..........................  36,328    220,687
    CPFL Energia SA........................................ 120,873    680,627
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes........................................ 154,100    418,560
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes........................................   2,400      6,869
    Direcional Engenharia SA...............................  21,200     23,343
    Duratex SA............................................. 130,923    266,132
    EcoRodovias Infraestrutura e Logistica SA..............  79,236    160,603
    EDP--Energias do Brasil SA............................. 134,813    513,825
    Embraer SA.............................................   8,200     57,238
    Embraer SA ADR.........................................  75,568  2,104,569
    Equatorial Energia SA..................................  91,663    936,989
    Estacio Participacoes SA............................... 103,553    429,461
    Eternit SA.............................................  66,332     54,438
    Even Construtora e Incorporadora SA....................  92,600     78,971
    Ez Tec Empreendimentos e Participacoes SA..............  13,166     53,257
    Fibria Celulose SA.....................................  63,100    839,257

                                     1266

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                       ------- ----------
BRAZIL -- (Continued)
    Fibria Celulose SA Sponsored ADR..................  76,675 $1,021,311
    Fleury SA.........................................  16,300     85,500
*   Gafisa SA.........................................  73,900     55,037
#*  Gafisa SA ADR.....................................  80,334    117,288
*   General Shopping Brasil SA........................   5,100      5,362
    Gerdau SA.........................................  39,100     57,555
    Gerdau SA Sponsored ADR........................... 388,350    671,845
#*  Gol Linhas Aereas Inteligentes SA ADR.............   7,500     12,525
    Grendene SA.......................................  38,100    198,848
    Guararapes Confeccoes SA..........................   3,706     69,813
    Helbor Empreendimentos SA.........................  56,990     36,285
*   Hypermarcas SA....................................  95,926    567,608
    Iguatemi Empresa de Shopping Centers SA...........  38,104    266,309
*   International Meal Co. Alimentacao SA.............  20,900     49,443
    Iochpe-Maxion SA..................................  44,900    159,985
    Itau Unibanco Holding SA..........................  60,567    504,143
    JBS SA............................................ 486,488  2,189,512
    JHSF Participacoes SA.............................   6,000      3,435
    JSL SA............................................  45,100    136,066
    Kepler Weber SA...................................   6,872     48,028
    Klabin SA......................................... 221,394  1,372,740
    Kroton Educacional SA............................. 283,804    795,724
    Light SA..........................................  30,598    125,915
    Linx SA...........................................   9,100    134,137
    Localiza Rent a Car SA............................  97,396    799,319
*   Log-in Logistica Intermodal SA....................  29,700     24,201
    Lojas Americanas SA...............................  72,857    284,070
    Lojas Renner SA...................................  57,145  1,817,351
    LPS Brasil Consultoria de Imoveis SA..............  30,900     43,318
    M Dias Branco SA..................................  12,400    279,946
*   Magnesita Refratarios SA..........................  77,885     60,962
    Mahle-Metal Leve SA...............................  22,500    135,699
    Marcopolo SA......................................   1,400        789
*   Marfrig Global Foods SA........................... 106,550    165,242
    Marisa Lojas SA...................................  18,883     46,602
*   Mills Estruturas e Servicos de Engenharia SA......  55,900    100,896
*   Minerva SA........................................  82,845    273,412
    MRV Engenharia e Participacoes SA................. 217,054    488,125
    Multiplan Empreendimentos Imobiliarios SA.........  25,192    343,231
    Multiplus SA......................................  28,000    337,330
    Natura Cosmeticos SA..............................  86,700    644,689
    Odontoprev SA..................................... 103,130    334,936
*   Oi SA.............................................  61,325     89,554
*   Oi SA ADR(670851302)..............................     199        297
#*  Oi SA ADR(670851401)..............................  14,138     19,369
*   Paranapanema SA...................................  80,014     64,265
*   PDG Realty SA Empreendimentos e Participacoes..... 752,233     52,727
*   Petroleo Brasileiro SA............................ 119,600    404,494
#*  Petroleo Brasileiro SA ADR........................ 218,298  1,484,426
    Porto Seguro SA...................................  50,700    576,454
    Portobello SA.....................................  16,200     13,011
*   Profarma Distribuidora de Produtos Farmaceuticos
      SA..............................................   3,800     11,043

                                     1267

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
BRAZIL -- (Continued)
    QGEP Participacoes SA.............................    49,400 $    91,761
    Qualicorp SA......................................    87,900     522,427
    Raia Drogasil SA..................................    54,514     692,739
    Restoque Comercio e Confeccoes de Roupas SA.......    48,200      76,299
    Rodobens Negocios Imobiliarios SA.................     8,300      11,514
*   Rossi Residencial SA..............................    12,754       3,725
*   Rumo Logistica Operadora Multimodal SA............   554,236     147,302
    Santos Brasil Participacoes SA....................    20,800      77,394
    Sao Martinho SA...................................    26,784     264,402
    SLC Agricola SA...................................    43,400     223,087
    Smiles SA.........................................    18,900     305,308
    Somos Educado SA..................................       300       1,117
    Sonae Sierra Brasil SA............................    13,700      69,221
*   Springs Global Participacoes SA...................    21,540       5,347
    Sul America SA....................................    81,552     411,578
    Technos SA........................................    11,755      18,127
    Tecnisa SA........................................    35,000      32,915
*   Tegma Gestao Logistica............................    16,397      44,489
    Telefonica Brasil SA ADR..........................    23,628     307,637
    Tereos Internacional SA...........................    10,800       1,798
    Tim Participacoes SA..............................   160,587     440,401
    Tim Participacoes SA ADR..........................    24,081     327,742
    Totvs SA..........................................    56,974     583,393
    TPI--Triunfo Participacoes e Investimentos SA.....    12,300      16,525
    Tractebel Energia SA..............................    73,549     778,677
    Transmissora Alianca de Energia Eletrica SA.......    32,015     195,889
    Ultrapar Participacoes SA.........................   124,684   2,558,900
    Ultrapar Participacoes SA Sponsored ADR...........    18,730     383,965
    Usinas Siderurgicas de Minas Gerais SA............    20,600      58,179
    Vale SA...........................................   105,900     552,705
#   Vale SA Sponsored ADR.............................   176,565     928,732
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A................    34,673     503,292
*   Vanguarda Agro SA.................................    72,299      17,104
    WEG SA............................................    65,884     361,753
                                                                 -----------
TOTAL BRAZIL..........................................            56,662,216
                                                                 -----------
CHILE -- (1.6%)
    AES Gener SA......................................   693,002     371,608
    Aguas Andinas SA Class A..........................   951,511     502,143
    Banco de Chile ADR................................    10,151     632,497
    Banco de Credito e Inversiones....................    10,620     466,866
    Banco Santander Chile ADR.........................    54,240   1,095,106
    Banmedica SA......................................    58,519     110,418
*   Besalco SA........................................    75,179      28,649
    CAP SA............................................    40,067     107,444
    Cencosud SA.......................................   261,688     553,175
    Cencosud SA ADR...................................     9,745      61,394
*   Cia Sud Americana de Vapores SA................... 1,458,689      42,641
    Colbun SA......................................... 2,418,265     640,414

                                     1268

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
CHILE -- (Continued)
    Corpbanca SA...................................... 57,145,160 $   575,496
    Corpbanca SA ADR..................................      4,431      66,908
    E.CL SA...........................................    234,803     318,926
    Embotelladora Andina SA Class B ADR...............      3,200      53,280
    Empresa Nacional de Electricidad SA Sponsored
      ADR.............................................     30,083   1,237,916
    Empresa Nacional de Telecomunicaciones SA.........     65,351     672,936
*   Empresas AquaChile SA.............................     68,763      29,561
    Empresas CMPC SA..................................    453,058   1,189,752
    Empresas COPEC SA.................................     62,933     629,534
    Empresas Hites SA.................................     72,367      27,110
    Empresas Iansa SA.................................  1,240,934      46,855
*   Empresas La Polar SA..............................    163,427       4,576
    Enersis SA Sponsored ADR..........................    155,899   2,355,634
    Forus SA..........................................     36,415     106,162
    Gasco SA..........................................      8,503      60,897
    Grupo Security SA.................................    194,242      55,278
    Inversiones Aguas Metropolitanas SA...............    312,868     454,586
    Inversiones La Construccion SA....................     13,321     145,297
*   Latam Airlines Group SA...........................     21,221      99,599
#*  Latam Airlines Group SA Sponsored ADR.............     73,071     453,040
    Masisa SA.........................................    769,822      22,463
*   Molibdenos y Metales SA...........................      4,602      28,161
    Multiexport Foods SA..............................    117,053      16,235
    Parque Arauco SA..................................    289,329     533,437
    PAZ Corp. SA......................................     93,709      48,344
    Ripley Corp. SA...................................    334,714     115,337
    SACI Falabella....................................    134,432     874,529
    Salfacorp SA......................................     84,134      51,528
    Sigdo Koppers SA..................................    111,976     147,382
    Sociedad Matriz SAAM SA...........................  1,699,690     125,968
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................     24,011     324,389
    Socovesa SA.......................................    139,493      24,661
    Sonda SA..........................................    174,519     321,446
*   Tech Pack SA......................................     11,501       3,960
                                                                  -----------
TOTAL CHILE...........................................             15,833,538
                                                                  -----------
CHINA -- (14.1%)
    361 Degrees International, Ltd....................    195,000      68,127
    AAC Technologies Holdings, Inc....................     71,000     402,511
    Agile Property Holdings, Ltd......................    656,749     377,510
    Agricultural Bank of China, Ltd. Class H..........  3,690,000   1,664,574
    Air China, Ltd. Class H...........................    316,000     316,164
    Ajisen China Holdings, Ltd........................    118,000      54,288
#*  Alibaba Health Information Technology, Ltd........    240,000     222,601
#*  Alibaba Pictures Group, Ltd.......................    180,000      51,958
*   Aluminum Corp. of China, Ltd. ADR.................     14,809     127,654
*   Aluminum Corp. of China, Ltd. Class H.............    244,000      84,599
    AMVIG Holdings, Ltd...............................     98,000      46,882
#   Angang Steel Co., Ltd. Class H....................    282,000     143,197
    Anhui Conch Cement Co., Ltd. Class H..............    194,500     605,377
    Anhui Expressway Co., Ltd. Class H................    172,000     149,363
    Anta Sports Products, Ltd.........................    143,000     367,659
    Anxin-China Holdings, Ltd.........................    784,000      29,202

                                     1269

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
#   Asia Cement China Holdings Corp...................    158,000 $    64,410
    AVIC International Holdings, Ltd..................    100,000      79,310
    Bank of China, Ltd. Class H....................... 10,148,356   5,532,360
    Bank of Communications Co., Ltd. Class H..........  1,086,580     955,058
    Baoxin Auto Group, Ltd............................    217,500     107,901
    Baoye Group Co., Ltd. Class H.....................    100,000      62,941
    BBMG Corp. Class H................................    206,141     158,668
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................    556,000     572,390
    Beijing Capital Land, Ltd. Class H................    376,000     181,128
    Beijing Enterprises Water Group, Ltd..............    374,000     279,171
    Beijing Jingneng Clean Energy Co., Ltd. Class H...    346,000     116,345
    Beijing North Star Co., Ltd. Class H..............    284,000      97,398
    Belle International Holdings, Ltd.................  1,067,000   1,112,079
#   Biostime International Holdings, Ltd..............     65,000     121,611
    Bloomage Biotechnology Corp., Ltd.................     40,000      72,290
#   Boer Power Holdings, Ltd..........................     71,000     134,286
#   Bosideng International Holdings, Ltd..............  1,098,000     107,467
    Brilliance China Automotive Holdings, Ltd.........    236,000     313,223
*   BYD Electronic International Co., Ltd.............    169,000     140,462
    C C Land Holdings, Ltd............................    422,125     106,596
    Carrianna Group Holdings Co., Ltd.................    102,000      11,182
    CECEP COSTIN New Materials Group, Ltd.............     62,000      35,020
    Central China Real Estate, Ltd....................    181,194      40,888
#   Changshouhua Food Co., Ltd........................     87,000      56,037
#*  Chaoda Modern Agriculture Holdings, Ltd...........    600,243      27,758
#*  Chaowei Power Holdings, Ltd.......................    156,000      84,422
*   Chia Tai Enterprises International, Ltd...........     10,620       6,877
*   Chigo Holding, Ltd................................  1,680,000      32,884
#   China Aerospace International Holdings, Ltd.......    764,000     144,481
*   China Agri-Industries Holdings, Ltd...............    876,800     381,807
#   China All Access Holdings, Ltd....................    154,000      57,051
    China Aoyuan Property Group, Ltd..................    385,000      71,958
*   China Automation Group, Ltd.......................    134,000      16,881
    China BlueChemical, Ltd...........................    637,143     207,751
    China Child Care Corp., Ltd.......................    112,000      12,558
*   China CITIC Bank Corp., Ltd. Class H..............  1,117,000     797,643
#   China Coal Energy Co., Ltd. Class H...............    535,000     260,330
    China Communications Services Corp., Ltd. Class H.    980,800     445,334
    China Construction Bank Corp. Class H............. 15,189,990  12,371,899
*   China Culiangwang Beverages Holdings, Ltd.........    648,000      14,780
*   China Datang Corp. Renewable Power Co., Ltd.
      Class H.........................................    641,000      83,478
#*  China Dredging Environment Protection Holdings,
      Ltd.............................................    197,000      35,288
*   China Eastern Airlines Corp., Ltd. Class H........    148,000     119,155
    China Everbright International, Ltd...............    524,000     800,995
#*  China Fiber Optic Network System Group, Ltd.......    396,000      81,538
#*  China Foods, Ltd..................................    178,000      82,096
    China Galaxy Securities Co., Ltd. Class H.........    130,500     117,612
    China Gas Holdings, Ltd...........................    230,000     404,441
*   China Glass Holdings, Ltd.........................    200,000      29,122
*   China High Precision Automation Group, Ltd........     73,000       2,154
*   China High Speed Transmission Equipment Group
      Co., Ltd........................................    391,993     319,269
#   China Hongqiao Group, Ltd.........................    357,000     264,409
*   China Household Holdings, Ltd.....................    550,000      22,703

                                     1270

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CHINA -- (Continued)
*   China Huiyuan Juice Group, Ltd....................   181,500 $    67,770
    China International Marine Containers Group Co.,
      Ltd. Class H....................................    44,300      94,318
*   China ITS Holdings Co., Ltd.......................   164,000      22,000
#   China Lesso Group Holdings, Ltd...................   215,000     170,707
    China Life Insurance Co., Ltd. ADR................    71,469   1,320,032
    China Life Insurance Co., Ltd. Class H............    61,000     224,285
    China Lilang, Ltd.................................   120,000     129,250
    China Longyuan Power Group Corp., Ltd. Class H....   474,000     543,054
#*  China Lumena New Materials Corp...................   936,000      28,301
    China Mengniu Dairy Co., Ltd......................   107,000     485,141
    China Merchants Bank Co., Ltd. Class H............   678,098   1,751,649
    China Merchants Holdings International Co., Ltd...   192,203     705,056
#   China Merchants Land, Ltd.........................   204,000      38,082
#*  China Metal Recycling Holdings, Ltd...............   130,581      29,780
    China Minsheng Banking Corp., Ltd. Class H........ 1,166,100   1,307,943
    China Mobile, Ltd.................................   155,765  10,124,725
#   China Modern Dairy Holdings, Ltd..................   162,000      52,295
#   China Molybdenum Co., Ltd. Class H................   121,000      78,124
    China National Materials Co., Ltd.................   395,000      88,565
*   China New Town Development Co., Ltd...............   416,254      19,309
    China Oil & Gas Group, Ltd........................ 2,090,000     191,382
    China Oilfield Services, Ltd. Class H.............   280,000     343,504
#   China Overseas Grand Oceans Group, Ltd............   273,500     110,958
    China Overseas Land & Investment, Ltd.............   690,000   2,168,474
    China Pacific Insurance Group Co., Ltd. Class H...   148,600     622,931
    China Power International Development, Ltd........   829,000     586,855
    China Power New Energy Development Co., Ltd....... 1,500,000     100,512
#*  China Precious Metal Resources Holdings Co., Ltd.. 1,426,000      81,624
*   China Properties Group, Ltd.......................   128,000      28,721
    China Railway Construction Corp., Ltd. Class H....   337,000     438,710
    China Railway Group, Ltd. Class H.................   549,000     468,251
#*  China Rare Earth Holdings, Ltd....................   557,200      61,762
    China Resources Cement Holdings, Ltd..............   500,000     258,376
    China Resources Gas Group, Ltd....................   188,000     574,358
    China Resources Land, Ltd.........................   430,222   1,208,165
    China Resources Power Holdings Co., Ltd...........   278,000     714,059
#*  China Sanjiang Fine Chemicals Co., Ltd............   181,000      48,765
*   China SCE Property Holdings, Ltd..................   369,600      84,377
#*  China Shanshui Cement Group, Ltd..................   660,790     470,513
    China Shenhua Energy Co., Ltd. Class H............   534,384   1,015,053
#   China Shipping Development Co., Ltd. Class H......   357,654     217,107
    China Singyes Solar Technologies Holdings, Ltd....   143,000     143,300
#   China South City Holdings, Ltd....................   720,000     212,422
    China Southern Airlines Co., Ltd. Class H.........   228,000     225,625
    China Southern Airlines Co., Ltd. Sponsored ADR... 6,230 307,139 China State Construction International Holdings,
      Ltd.............................................   255,919     398,387
    China Suntien Green Energy Corp., Ltd. Class H....   647,000     114,241
*   China Taifeng Beddings Holdings, Ltd..............   134,000      14,001
*   China Taiping Insurance Holdings Co., Ltd.........   169,612     503,692
    China Telecom Corp., Ltd. ADR.....................    16,786     934,644
    China Telecom Corp., Ltd. Class H.................    86,000      48,094
#*  China Tian Lun Gas Holdings, Ltd..................    79,500      72,044
*   China Tianyi Holdings, Ltd........................   108,000      14,178

                                     1271

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
    China Travel International Investment Hong Kong,
      Ltd.............................................   150,000 $   57,700
    China Unicom Hong Kong, Ltd.(2603496).............    98,464  1,387,358
    China Unicom Hong Kong, Ltd.(6263830).............   960,000  1,342,427
*   China Vanadium Titano--Magnetite Mining Co., Ltd..   249,000     15,405
    China Water Affairs Group, Ltd....................   266,000    130,005
#*  China Water Industry Group, Ltd...................    76,000     19,020
#   China Yongda Automobiles Services Holdings, Ltd...    42,500     25,257
#*  China Yurun Food Group, Ltd.......................   522,000    154,440
    China ZhengTong Auto Services Holdings, Ltd.......   256,000    136,364
#   China Zhongwang Holdings, Ltd.....................   659,118    281,424
#*  Chinasoft International, Ltd......................   216,000     80,721
*   Chongqing Iron & Steel Co., Ltd. Class H..........    72,000     13,637
    Chongqing Machinery & Electric Co., Ltd. Class H.. 476,000 75,373 Chongqing Rural Commercial Bank Co., Ltd.
      Class H.........................................   764,000    547,339
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd...................................    92,000     18,731
#   CIMC Enric Holdings, Ltd..........................   138,000     96,515
*   CITIC Dameng Holdings, Ltd........................    40,000      3,659
#*  CITIC Resources Holdings, Ltd.....................   924,000    178,711
    CITIC Securities Co., Ltd. Class H................    50,500    138,678
    CITIC, Ltd........................................   460,433    824,592
    Citychamp Watch & Jewellery Group, Ltd............   700,000    100,292
#   Clear Media, Ltd..................................    22,000     25,046
    CNOOC, Ltd........................................   866,000  1,060,490
#   CNOOC, Ltd. ADR...................................    38,445  4,715,279
#   Comba Telecom Systems Holdings, Ltd...............   343,451     82,729
#*  Comtec Solar Systems Group, Ltd...................   278,000     31,515
#*  Concord New Energy Group, Ltd..................... 1,314,648     84,980
    Coolpad Group, Ltd................................   164,000     37,219
    COSCO Pacific, Ltd................................   485,051    635,544
*   Coslight Technology International Group Co., Ltd..    52,000     19,448
    Country Garden Holdings Co., Ltd.................. 1,370,000    535,118
    CP Pokphand Co., Ltd.............................. 1,062,000    146,202
    CPMC Holdings, Ltd................................   201,000    110,859
    CSPC Pharmaceutical Group, Ltd....................   156,000    143,203
*   DaChan Food Asia, Ltd.............................    57,000      6,277
#   Dah Chong Hong Holdings, Ltd......................   370,000    163,840
#   Dalian Port PDA Co., Ltd. Class H.................   218,000     75,020
    Daphne International Holdings, Ltd................   308,000     61,535
    Datang International Power Generation Co., Ltd.
      Class H.........................................   382,000    165,035
#*  DBA Telecommunication Asia Holdings, Ltd..........   112,000      5,057
    Digital China Holdings, Ltd.......................   305,000    302,974
#   Dongfang Electric Corp., Ltd. Class H.............    41,000     53,132
    Dongyue Group, Ltd................................   418,000    115,818
    Embry Holdings, Ltd...............................    14,000      7,403
    ENN Energy Holdings, Ltd..........................   174,000  1,153,602
    EVA Precision Industrial Holdings, Ltd............   252,000     72,734
#   Evergrande Real Estate Group, Ltd................. 2,448,000  1,617,321
    Fantasia Holdings Group Co., Ltd..................   615,000     84,780
#   First Tractor Co., Ltd. Class H...................    68,000     46,166
#   Fosun International, Ltd..........................   200,500    422,394
    Franshion Properties China, Ltd................... 1,425,120    459,179
#   Fufeng Group, Ltd.................................   384,400    231,799
*   GCL-Poly Energy Holdings, Ltd..................... 1,434,000    289,931

                                     1272

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE++
                                                     ---------- -----------
CHINA -- (Continued)
    Geely Automobile Holdings, Ltd..................  1,345,000 $   564,721
*   Global Bio-Chem Technology Group Co., Ltd.......    482,800      26,363
*   Glorious Property Holdings, Ltd.................    793,000      97,174
#   Golden Eagle Retail Group, Ltd..................    103,000     127,188
#*  Goldin Properties Holdings, Ltd.................     42,000      32,372
    Goldlion Holdings, Ltd..........................     61,152      27,124
#   GOME Electrical Appliances Holding, Ltd.........  2,505,940     434,341
    Good Friend International Holdings, Inc.........     22,000       5,958
#*  Goodbaby International Holdings, Ltd............    131,000      53,136
    Greatview Aseptic Packaging Co., Ltd............    169,000      99,223
#   Greenland Hong Kong Holdings, Ltd...............    127,000      72,171
#   Greentown China Holdings, Ltd...................    258,000     256,402
    Guangdong Investment, Ltd.......................    580,000     783,526
*   Guangdong Land Holdings, Ltd....................    142,000      36,616
    Guangshen Railway Co., Ltd. Class H.............    198,000      94,843
    Guangshen Railway Co., Ltd. Sponsored ADR.......      6,762     160,800
    Guangzhou Automobile Group Co., Ltd. Class H....    349,740     280,355
*   Guangzhou R&F Properties Co., Ltd...............    411,600     412,637
*   Guodian Technology & Environment Group Corp.,
      Ltd. Class H..................................    235,000      25,735
    Haier Electronics Group Co., Ltd................    219,000     516,304
    Haitian International Holdings, Ltd.............     96,000     199,189
#*  Hanergy Thin Film Power Group, Ltd..............  1,016,000     137,611
    Hengan International Group Co., Ltd.............    121,500   1,354,235
#   Hengdeli Holdings, Ltd..........................    967,200     140,823
#*  Hidili Industry International Development, Ltd..    374,000      25,497
#   Hilong Holding, Ltd.............................    351,000      90,013
*   Hisense Kelon Electrical Holdings Co., Ltd.
      Class H.......................................     53,000      38,913
#*  HKC Holdings, Ltd...............................  1,068,098      29,748
    HNA Infrastructure Co., Ltd. Class H............     65,000      64,126
#*  Honghua Group, Ltd..............................    441,000      38,647
    Hopewell Highway Infrastructure, Ltd............    267,972     127,860
#*  Hopson Development Holdings, Ltd................    251,000     221,622
*   Hua Lien International Holding Co., Ltd.........    304,000      17,031
    Huadian Power International Corp., Ltd.
      Class H.......................................    338,000     342,272
    Huaneng Power International, Inc. Class H.......    254,000     308,122
    Huaneng Power International, Inc. Sponsored
      ADR...........................................      6,108     295,933
    Huaneng Renewables Corp., Ltd. Class H..........    998,000     424,951
    Industrial & Commercial Bank of China, Ltd.
      Class H....................................... 14,585,017  10,019,730
    Inspur International, Ltd.......................     45,000       9,397
#   Intime Retail Group Co., Ltd....................    269,000     301,245
    Jiangsu Expressway Co., Ltd. Class H............    270,000     338,243
    Jiangxi Copper Co., Ltd. Class H................    271,000     365,446
    Jingwei Textile Machinery Class H...............     50,000      67,100
    Ju Teng International Holdings, Ltd.............    316,000     138,995
*   Kai Yuan Holdings, Ltd..........................  1,320,000      18,193
#*  Kaisa Group Holdings, Ltd.......................    662,000      99,911
    Kingboard Chemical Holdings, Ltd................    259,400     435,521
    Kingboard Laminates Holdings, Ltd...............    302,473     132,553
#   Kingdee International Software Group Co., Ltd...    284,000     122,877
    Kunlun Energy Co., Ltd..........................    946,000     901,553
    KWG Property Holding, Ltd.......................    464,330     346,285
*   Labixiaoxin Snacks Group, Ltd...................     73,000       8,735
    Lai Fung Holdings, Ltd..........................  1,735,000      36,906

                                     1273

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
    Le Saunda Holdings, Ltd...........................    92,400 $   35,590
    Lee & Man Chemical Co., Ltd.......................    28,000     15,531
    Lee & Man Paper Manufacturing, Ltd................   428,000    261,976
    Lenovo Group, Ltd................................. 1,044,000  1,130,181
    Leoch International Technology, Ltd...............   148,000     14,294
#*  Lianhua Supermarket Holdings Co., Ltd. Class H....   163,200     87,015
    Logan Property Holdings Co., Ltd..................    52,000     22,528
    Longfor Properties Co., Ltd.......................   349,000    496,544
    Lonking Holdings, Ltd.............................   817,000    130,550
*   Loudong General Nice Resources China Holdings,
      Ltd.............................................   399,600     54,559
#*  Maanshan Iron & Steel Co., Ltd. Class H...........   464,000    108,742
    Maoye International Holdings, Ltd.................   441,000     65,263
    Metallurgical Corp. of China, Ltd. Class H........   391,000    130,990
#*  Microport Scientific Corp.........................    77,000     32,357
*   MIE Holdings Corp.................................   306,000     45,303
    MIN XIN Holdings, Ltd.............................    44,000     32,159
*   Mingfa Group International Co., Ltd...............   374,000     91,559
    Minmetals Land, Ltd...............................   347,644     37,629
    Minth Group, Ltd..................................   124,000    248,353
#*  MMG, Ltd..........................................   592,000    160,888
    MOBI Development Co., Ltd.........................   100,000     20,488
*   Nan Hai Corp., Ltd................................ 2,450,000     47,359
    Nature Home Holding Co., Ltd......................    19,000      2,522
#   NetDragon Websoft, Inc............................    30,500     85,403
    New China Life Insurance Co., Ltd. Class H........    63,100    270,796
    New World China Land, Ltd.........................   677,189    418,869
    New World Department Store China, Ltd.............   120,000     26,603
    Nine Dragons Paper Holdings, Ltd..................   557,000    412,337
*   North Mining Shares Co., Ltd......................   430,000     14,131
    NVC Lighting Holding, Ltd.........................   403,000     17,254
*   O-Net Communications Group, Ltd...................    65,000     16,480
    Overseas Chinese Town Asia Holdings, Ltd..........   154,000     73,260
#   Pacific Online, Ltd...............................   108,000     34,799
    Parkson Retail Group, Ltd.........................   467,000     79,392
    Phoenix Satellite Television Holdings, Ltd........   450,000    116,613
    PICC Property & Casualty Co., Ltd. Class H........   528,388  1,092,605
    Ping An Insurance Group Co. of China, Ltd.
      Class H.........................................   491,000  2,822,320
    Poly Property Group Co., Ltd......................   809,111    306,594
*   Pou Sheng International Holdings, Ltd.............   364,687     46,968
    Powerlong Real Estate Holdings, Ltd...............   326,000     60,909
*   Prosperity International Holdings HK, Ltd.........   280,000      9,391
*   Qunxing Paper Holdings Co., Ltd...................   124,416      6,066
#   Real Nutriceutical Group, Ltd.....................   341,000     82,474
#*  Renhe Commercial Holdings Co., Ltd................ 5,863,854    454,335
    Road King Infrastructure, Ltd.....................    74,000     68,051
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.............................................   344,000     74,911
*   Scud Group, Ltd...................................   206,000     20,727
*   Semiconductor Manufacturing International Corp.... 5,259,000    472,556
*   Semiconductor Manufacturing International Corp.
      ADR.............................................    35,721    158,958
    Shandong Chenming Paper Holdings, Ltd. Class H....   173,500     84,745
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H.........................................   196,000    131,592
    Shanghai Industrial Holdings, Ltd.................   121,000    356,573
#   Shanghai Industrial Urban Development Group,
      Ltd.............................................   636,000    129,471

                                     1274

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
CHINA -- (Continued)
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H......................................   260,000 $    87,606
    Shanghai Prime Machinery Co., Ltd. Class H..........   118,000      22,509
*   Shanghai Zendai Property, Ltd.......................   205,000       5,340
    Shengli Oil & Gas Pipe Holdings, Ltd................   144,000       5,194
    Shenguan Holdings Group, Ltd........................   550,000     110,424
    Shenzhen Expressway Co., Ltd. Class H...............   214,000     157,641
    Shenzhen International Holdings, Ltd................   288,887     477,525
    Shenzhen Investment, Ltd............................   914,961     353,709
    Shenzhou International Group Holdings, Ltd..........    84,000     439,547
    Shimao Property Holdings, Ltd.......................   488,856     876,635
*   Shougang Concord International Enterprises Co.,
      Ltd............................................... 1,692,000      90,540
#   Shougang Fushan Resources Group, Ltd................ 1,016,000     152,949
#   Shui On Land, Ltd................................... 1,323,021     361,591
*   Shunfeng International Clean Energy, Ltd............   142,000      51,086
    Sichuan Expressway Co., Ltd. Class H................   284,000     107,730
*   Sijia Group Co......................................    30,000         995
    Sino Biopharmaceutical, Ltd.........................   268,000     310,663
*   Sino Oil And Gas Holdings, Ltd...................... 3,375,000      73,113
    Sino-Ocean Land Holdings, Ltd.......................   975,503     672,402
    Sinofert Holdings, Ltd..............................   996,000     165,576
#   SinoMedia Holding, Ltd..............................   118,644      56,995
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H....   290,000     118,242
    Sinopharm Group Co., Ltd. Class H...................   138,000     530,715
#   Sinosoft Technology Group, Ltd......................    66,000      37,262
    Sinotrans Shipping, Ltd.............................   454,173     101,899
    Sinotrans, Ltd. Class H.............................   337,000     206,418
    Sinotruk Hong Kong, Ltd.............................   263,500     138,589
    SITC International Holdings Co., Ltd................   170,000      97,717
    Skyworth Digital Holdings, Ltd......................   546,370     419,405
    SMI Holdings Group, Ltd.............................   408,000      40,992
    SOHO China, Ltd.....................................   582,412     367,151
*   Solargiga Energy Holdings, Ltd......................   265,000       8,267
*   Sparkle Roll Group, Ltd.............................   456,000      25,268
    Springland International Holdings, Ltd..............   136,000      46,583
#*  SPT Energy Group, Inc...............................   270,000      33,686
*   SRE Group, Ltd......................................   886,857      46,370
#   Sun Art Retail Group, Ltd...........................   444,000     337,986
    Sunac China Holdings, Ltd...........................   536,000     478,531
#   Sunny Optical Technology Group Co., Ltd.............   129,000     248,444
    TCC International Holdings, Ltd.....................   620,692     159,207
#   TCL Communication Technology Holdings, Ltd..........   177,000     137,303
#   TCL Multimedia Technology Holdings, Ltd.............   140,000      72,151
    Tencent Holdings, Ltd...............................   636,200  11,828,237
#   Tenfu Cayman Holdings Co., Ltd......................    34,000      14,308
    Texhong Textile Group, Ltd..........................   125,000     127,649
    Tian An China Investment Co., Ltd...................    62,000      37,122
    Tian Shan Development Holding, Ltd..................    36,000      15,600
#   Tiangong International Co., Ltd.....................   536,000      58,661
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H......................................    40,000      25,009
*   Tianjin Jinran Public Utilities Co., Ltd. Class H...    50,000       7,925
    Tianjin Port Development Holdings, Ltd..............   744,000     152,466
#*  Tianneng Power International, Ltd...................   238,000     110,099
    Tingyi Cayman Islands Holding Corp..................   336,000     646,572

                                     1275

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
    Tomson Group, Ltd...................................    66,969 $     15,731
    Tongda Group Holdings, Ltd..........................   690,000      116,420
    Tonly Electronics Holdings, Ltd.....................    22,200       16,867
#   Towngas China Co., Ltd..............................   273,000      249,588
    TPV Technology, Ltd.................................   253,412       43,083
    Travelsky Technology, Ltd. Class H..................   174,500      211,169
    Trigiant Group, Ltd.................................   190,000       44,850
    Truly International Holdings, Ltd...................   525,140      176,766
#   Uni-President China Holdings, Ltd...................   224,966      206,953
*   United Energy Group, Ltd............................   808,000       97,980
#   Want Want China Holdings, Ltd....................... 1,014,000    1,053,149
    Wasion Group Holdings, Ltd..........................   110,000      145,117
#   Weichai Power Co., Ltd. Class H.....................   148,560      223,240
    Weiqiao Textile Co. Class H.........................   223,500      116,617
    Welling Holding, Ltd................................   294,800       58,925
    West China Cement, Ltd.............................. 1,288,000      232,381
*   World Wide Touch Technology Holdings, Ltd...........   292,000       42,189
*   Wumart Stores, Inc. Class H.........................    83,000       51,299
#   Xiamen International Port Co., Ltd. Class H.........   360,000      110,454
    Xingda International Holdings, Ltd..................   363,000       88,484
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...........................................    56,000      107,023
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H...   236,000       31,627
    Xiwang Special Steel Co., Ltd.......................   160,000       19,793
    XTEP International Holdings, Ltd....................   224,500       97,634
*   Yanchang Petroleum International, Ltd............... 2,200,000       65,792
#   Yanzhou Coal Mining Co., Ltd. Class H...............   302,000      172,214
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........    17,888      101,783
    Yingde Gases Group Co., Ltd.........................   354,500      211,368
    Yip's Chemical Holdings, Ltd........................    88,000       45,617
    Youyuan International Holdings, Ltd.................    62,920       13,549
    Yuanda China Holdings, Ltd..........................   334,000       20,451
    Yuexiu Property Co., Ltd............................ 2,895,292      570,979
#   Yuexiu Transport Infrastructure, Ltd................   176,752      116,461
    Yuzhou Properties Co., Ltd..........................   453,200      100,512
#   Zall Development Group, Ltd.........................   207,000       83,041
#   Zhaojin Mining Industry Co., Ltd....................   289,500      134,800
    Zhejiang Expressway Co., Ltd. Class H...............   370,000      429,626
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H...........................................    37,200       18,703
    Zhong An Real Estate, Ltd...........................   245,000       26,879
#   Zhongsheng Group Holdings, Ltd......................   195,000      117,830
    Zhuzhou CSR Times Electric Co., Ltd. Class H........    79,250      537,274
    Zijin Mining Group Co., Ltd. Class H................   508,000      135,084
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd...............................................   318,200      170,927
    ZTE Corp. Class H...................................    63,120      140,182
                                                                   ------------
TOTAL CHINA.............................................            141,668,298
                                                                   ------------
COLOMBIA -- (0.6%)
    Almacenes Exito SA..................................    56,848      420,438
    Banco de Bogota SA..................................     6,775      141,193
    Bancolombia SA......................................    56,220      507,932
    Bancolombia SA Sponsored ADR........................    36,526    1,409,904
    Celsia SA ESP.......................................   115,849      168,544
    Cementos Argos SA...................................    70,912      243,021

                                     1276

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
COLOMBIA -- (Continued)
*   Cemex Latam Holdings SA...........................    53,384 $  234,296
    Constructora Conconcreto SA.......................     2,809      1,122
    Corp. Financiera Colombiana SA....................    13,424    176,190
    Ecopetrol SA...................................... 1,022,994    571,882
#   Ecopetrol SA Sponsored ADR........................    50,713    572,550
    Empresa de Energia de Bogota SA ESP...............   339,656    196,953
    Empresa de Telecomunicaciones de Bogota...........    69,627     13,587
    Grupo Aval Acciones y Valores SA ADR..............     5,939     51,372
    Grupo de Inversiones Suramericana SA..............    14,586    187,390
    Grupo Nutresa SA..................................    29,136    223,781
    Interconexion Electrica SA ESP....................   117,836    289,680
    Isagen SA ESP.....................................   288,674    293,686
    Mineros SA........................................     5,269      3,298
                                                                 ----------
TOTAL COLOMBIA........................................            5,706,819
                                                                 ----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S...........................................    62,248  1,507,929
    Komercni Banka A.S................................     2,413    539,959
    Pegas Nonwovens SA................................     4,321    143,109
*   Unipetrol A.S.....................................    17,641    133,763
                                                                 ----------
TOTAL CZECH REPUBLIC..................................            2,324,760
                                                                 ----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR.......   116,202    779,112
*   Egyptian Financial Group-Hermes Holding Co. GDR...     1,061      3,692
*   Global Telecom Holding SAE GDR....................    90,493    149,313
                                                                 ----------
TOTAL EGYPT...........................................              932,117
                                                                 ----------
GREECE -- (0.3%)
    Aegean Airlines SA................................    14,009     90,942
*   Alpha Bank AE.....................................   870,351    254,351
    Athens Water Supply & Sewage Co. SA (The).........     9,282     55,056
    Bank of Greece....................................        93        958
*   Ellaktor SA.......................................    37,044     67,823
    FF Group..........................................    11,777    293,202
*   Fourlis Holdings SA...............................    16,770     47,961
*   Frigoglass SAIC...................................     9,710     20,931
*   GEK Terna Holding Real Estate Construction SA.....    19,516     33,941
    Hellenic Exchanges--Athens Stock Exchange SA......    34,255    159,411
    Hellenic Petroleum SA.............................    23,710    113,511
    Hellenic Telecommunications Organization SA.......    95,093    788,623
*   Intracom Holdings SA..............................    23,370      9,984
    JUMBO SA..........................................    30,650    222,532
*   Lamda Development SA..............................    10,911     45,476
*   Marfin Investment Group Holdings SA...............   371,966     48,592
    Metka SA..........................................    13,580    107,993
    Motor Oil Hellas Corinth Refineries SA............    20,574    186,832
*   Mytilineos Holdings SA............................     9,396     55,314
*   National Bank of Greece SA........................   282,257    297,394
*   National Bank of Greece SA ADR....................    46,713     42,275
*   Piraeus Bank SA...................................   380,333    138,136
    Piraeus Port Authority SA.........................       988     13,458

                                     1277

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
GREECE -- (Continued)
*   Public Power Corp. SA.............................  23,407 $  106,900
*   Terna Energy SA...................................  15,305     46,511
    Titan Cement Co. SA...............................   9,067    203,563
                                                               ----------
TOTAL GREECE..........................................          3,451,670
                                                               ----------
HUNGARY -- (0.2%)
*   FHB Mortgage Bank P.L.C...........................   6,863     18,878
*   Magyar Telekom Telecommunications P.L.C........... 227,732    329,817
    MOL Hungarian Oil & Gas P.L.C.....................  11,753    619,119
    OTP Bank P.L.C....................................  54,215  1,111,051
                                                               ----------
TOTAL HUNGARY.........................................          2,078,865
                                                               ----------
INDIA -- (10.5%)
*   3M India, Ltd.....................................     184     24,937
    Aarti Industries..................................   8,733     56,706
    Aban Offshore, Ltd................................  10,632     49,352
    ABB India, Ltd....................................   5,422    117,154
*   ABG Shipyard, Ltd.................................  13,436     37,646
    ACC, Ltd..........................................   7,534    162,915
    Adani Enterprises, Ltd............................  75,237    101,958
    Adani Ports & Special Economic Zone, Ltd.......... 194,593    986,833
*   Adani Power, Ltd.................................. 433,006    184,900
*   Adani Transmissions, Ltd..........................  75,237     32,386
    Aditya Birla Nuvo, Ltd............................  23,173    790,275
*   Advanta, Ltd......................................   9,015     72,686
    Aegis Logistics, Ltd..............................   5,032     68,866
    Agro Tech Foods, Ltd..............................   1,273     12,436
    AIA Engineering, Ltd..............................  16,632    257,468
    Ajanta Pharma, Ltd................................   7,063    172,880
    Akzo Nobel India, Ltd.............................   2,710     57,566
    Alembic Pharmaceuticals, Ltd......................  19,397    216,524
    Allahabad Bank....................................  73,931    105,721
    Allcargo Logistics, Ltd...........................   7,844     36,785
*   Alok Industries, Ltd.............................. 324,602     32,828
    Alstom India, Ltd.................................   7,869    100,538
    Alstom T&D India, Ltd.............................   2,024     17,742
    Amara Raja Batteries, Ltd.........................  22,814    313,144
    Ambuja Cements, Ltd............................... 223,143    810,779
    Amtek Auto, Ltd...................................  52,973    139,055
    Anant Raj, Ltd....................................  45,218     29,033
    Andhra Bank.......................................  78,945     91,089
    Apar Industries, Ltd..............................   5,860     38,976
    Apollo Tyres, Ltd................................. 144,407    455,575
*   Arvind Infrastructure, Ltd........................   7,671         --
    Arvind, Ltd.......................................  76,709    379,322
*   Asahi India Glass, Ltd............................   9,483     25,251
    Ashok Leyland, Ltd................................ 419,001    552,170
    Asian Paints, Ltd.................................  83,289  1,146,517
    Atul, Ltd.........................................   5,847    116,013
    Axis Bank, Ltd.................................... 294,871  2,641,482
    Bajaj Auto, Ltd...................................  28,742  1,130,559
    Bajaj Corp., Ltd..................................  25,290    179,979

                                     1278

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
    Bajaj Electricals, Ltd............................   7,154 $   28,824
    Bajaj Finance, Ltd................................   1,029     87,850
    Bajaj Finserv, Ltd................................  17,054    490,799
*   Bajaj Hindusthan Sugar, Ltd....................... 124,005     28,521
    Bajaj Holdings & Investment, Ltd..................  15,277    348,473
    Balkrishna Industries, Ltd........................  20,861    220,871
    Ballarpur Industries, Ltd......................... 146,169     34,424
    Balmer Lawrie & Co., Ltd..........................   7,131     70,406
*   Balrampur Chini Mills, Ltd........................  46,572     36,769
    Bank of Baroda.................................... 118,030    328,226
    Bank of India.....................................  64,420    164,512
    Bank Of Maharashtra...............................  36,741     22,014
    Bannari Amman Sugars, Ltd.........................     894     10,841
    BASF India, Ltd...................................   4,569     84,560
    Bata India, Ltd...................................   5,035     93,784
    BEML, Ltd.........................................   9,783    231,473
    Berger Paints India, Ltd..........................  75,832    256,879
    BGR Energy Systems, Ltd...........................   7,400     14,015
    Bharat Forge, Ltd.................................  35,281    630,847
    Bharat Petroleum Corp., Ltd.......................  59,694    868,757
    Bharti Airtel, Ltd................................ 241,720  1,580,202
    Bhushan Steel, Ltd................................  21,056     19,349
    Biocon, Ltd.......................................  23,003    163,895
    Birla Corp., Ltd..................................   9,090     62,926
    Blue Star, Ltd....................................   9,721     57,184
    Bombay Dyeing & Manufacturing Co., Ltd............  56,063     76,327
*   Bosch, Ltd........................................   1,147    445,335
    Brigade Enterprises, Ltd..........................  10,446     23,406
    Britannia Industries, Ltd.........................  10,913    536,870
    Cairn India, Ltd.................................. 179,504    483,534
    Canara Bank.......................................  57,905    248,764
    Carborundum Universal, Ltd........................  35,694    102,120
    Castex Technologies, Ltd..........................  36,365    100,460
    CCL Products India, Ltd...........................  22,881     86,600
    Ceat, Ltd.........................................  13,332    190,563
    Central Bank Of India.............................  75,706    124,503
    Century Plyboards India, Ltd......................  31,384    102,307
    Century Textiles & Industries, Ltd................  18,507    203,034
    Cera Sanitaryware, Ltd............................     130      4,046
    CESC, Ltd.........................................  36,213    318,588
    Chambal Fertilizers and Chemicals, Ltd............  94,336     88,892
*   Chennai Petroleum Corp., Ltd......................  27,919     83,341
    City Union Bank, Ltd..............................  82,426    130,064
    Clariant Chemicals India, Ltd.....................   5,066     64,736
    CMC, Ltd..........................................   3,585    108,401
    Colgate-Palmolive India, Ltd......................  17,360    533,191
    Container Corp. Of India, Ltd.....................  14,177    363,761
    Coromandel International, Ltd.....................  36,781    138,697
    Corp. Bank........................................  78,153     62,192
    Cox & Kings, Ltd..................................  40,123    182,612
    Credit Analysis & Research, Ltd...................     905     20,020
    CRISIL, Ltd.......................................   3,868    123,010
    Crompton Greaves, Ltd............................. 181,385    521,522

                                     1279

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Cummins India, Ltd................................  23,778 $370,975
    Cyient, Ltd.......................................  21,329  180,936
    Dabur India, Ltd.................................. 142,891  654,977
    Dalmia Bharat, Ltd................................  25,540  282,906
    DB Corp., Ltd.....................................   3,444   17,640
*   DB Realty, Ltd....................................  51,789   49,791
*   DCB Bank, Ltd.....................................  81,387  167,069
    DCM Shriram, Ltd..................................  36,958   71,487
    Deepak Fertilisers & Petrochemicals Corp., Ltd....  12,197   26,855
*   DEN Networks, Ltd.................................  34,421   86,930
    Dena Bank.........................................  66,087   46,656
    Dewan Housing Finance Corp., Ltd..................   3,990   29,959
*   Dish TV India, Ltd................................ 204,106  368,554
    Dishman Pharmaceuticals & Chemicals, Ltd..........  16,827   54,756
    Divi's Laboratories, Ltd..........................  18,730  573,534
    DLF, Ltd.......................................... 139,494  250,111
*   Dynamatic Technologies, Ltd.......................   1,277   60,443
    eClerx Services, Ltd..............................   7,469  172,627
    Edelweiss Financial Services, Ltd................. 101,952  103,987
    Eicher Motors, Ltd................................   1,921  571,929
    EID Parry India, Ltd..............................  27,419   63,498
    EIH, Ltd..........................................  44,017   77,241
    Emami, Ltd........................................  22,952  467,025
    Engineers India, Ltd..............................  48,840  184,513
    Entertainment Network India, Ltd..................   2,514   27,820
*   Eros International Media, Ltd.....................   9,667   87,865
    Escorts, Ltd......................................  35,569   77,943
*   Ess Dee Aluminium, Ltd............................   5,402   30,986
*   Essar Oil, Ltd....................................  93,590  281,654
    Essar Ports, Ltd..................................  25,367   41,308
    Essel Propack, Ltd................................  31,577   75,774
    Exide Industries, Ltd............................. 137,094  311,918
    FAG Bearings India, Ltd...........................   3,749  280,361
    Federal Bank, Ltd................................. 599,554  630,642
*   Federal-Mogul Goetze India, Ltd...................   3,768   22,651
    Financial Technologies India, Ltd.................   5,623   13,038
    Finolex Cables, Ltd...............................  27,749  110,279
    Finolex Industries, Ltd...........................  22,600   97,227
*   Firstsource Solutions, Ltd........................ 144,720   77,474
*   Future Consumer Enterprise, Ltd................... 239,940   62,636
    Future Retail, Ltd................................  54,258  103,935
    Gabriel India, Ltd................................  36,952   50,169
    GAIL India, Ltd................................... 118,795  657,328
    Gateway Distriparks, Ltd..........................  39,234  227,258
    Global Offshore Services, Ltd.....................   5,814   55,611
    GMR Infrastructure, Ltd........................... 589,727  129,511
    Godrej Consumer Products, Ltd.....................  44,035  942,795
    Godrej Industries, Ltd............................  23,580  143,713
    Godrej Properties, Ltd............................  26,741  111,775
    Graphite India, Ltd...............................  13,004   16,177
    Grasim Industries, Ltd............................   3,807  220,490
    Great Eastern Shipping Co., Ltd. (The)............  31,634  171,512
    Greaves Cotton, Ltd...............................  37,079   86,151

                                     1280

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
    Gruh Finance, Ltd.................................  21,900 $   83,697
    Gujarat Alkalies & Chemicals, Ltd.................   7,954     20,883
    Gujarat Fluorochemicals, Ltd......................  11,011    121,636
    Gujarat Gas, Ltd..................................  14,084    163,315
    Gujarat Mineral Development Corp., Ltd............  34,866     49,614
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.............................................  14,377     14,454
*   Gujarat Pipavav Port, Ltd.........................  62,657    229,856
    Gujarat State Fertilisers & Chemicals, Ltd........  73,343     83,703
    Gujarat State Petronet, Ltd.......................  80,334    161,924
*   GVK Power & Infrastructure, Ltd................... 350,798     49,726
*   Hathway Cable & Datacom, Ltd...................... 113,680     88,578
    Havells India, Ltd................................ 108,451    470,962
*   HCL Infosystems, Ltd..............................  30,430     21,572
    HCL Technologies, Ltd............................. 204,548  3,191,689
    HDFC Bank, Ltd.................................... 198,696  3,444,378
    HEG, Ltd..........................................   2,331      6,821
*   HeidelbergCement India, Ltd.......................  33,038     37,557
    Hero MotoCorp, Ltd................................  30,992  1,298,337
*   Hexa Tradex, Ltd..................................   6,867      2,426
    Hexaware Technologies, Ltd........................  92,749    414,220
*   Himachal Futuristic Communications, Ltd........... 371,413     76,579
    Hindalco Industries, Ltd.......................... 503,931    825,457
*   Hindustan Construction Co., Ltd................... 110,597     38,307
    Hindustan Petroleum Corp., Ltd....................  26,341    379,746
    Hindustan Unilever, Ltd........................... 148,639  2,137,758
    Honeywell Automation India, Ltd...................     639     86,483
*   Housing Development & Infrastructure, Ltd......... 167,132    223,652
    HSIL, Ltd.........................................  13,284     62,102
    HT Media, Ltd.....................................  27,555     37,814
    ICICI Bank, Ltd................................... 315,808  1,486,612
    ICICI Bank, Ltd. Sponsored ADR.................... 150,395  1,514,478
    ICRA, Ltd.........................................     195     13,028
    IDBI Bank, Ltd.................................... 208,344    213,058
    Idea Cellular, Ltd................................ 468,922  1,266,297
    IDFC, Ltd.........................................  88,855    207,396
*   IFB Industries, Ltd...............................   3,858     28,373
    IFCI, Ltd.........................................  31,735     12,287
    IIFL Holdings, Ltd................................  95,384    291,784
    IL&FS Transportation Networks, Ltd................  19,155     44,302
*   India Cements, Ltd. (The)......................... 107,927    155,801
    Indiabulls Housing Finance, Ltd...................  41,388    477,057
    Indian Bank.......................................  47,847     98,736
*   Indian Hotels Co., Ltd............................ 144,123    211,633
    Indian Oil Corp., Ltd.............................  37,027    250,931
    Indian Overseas Bank..............................  82,909     49,080
    Indoco Remedies, Ltd..............................  12,382     65,887
    Indraprastha Gas, Ltd.............................  19,290    145,893
    IndusInd Bank, Ltd................................  59,385    902,338
    Infosys, Ltd...................................... 372,403  6,272,422
    Infosys, Ltd. Sponsored ADR....................... 127,060  2,148,585
    Ingersoll-Rand India, Ltd.........................   3,519     52,705
*   Inox Leisure, Ltd.................................   9,791     35,697
*   Intellect Design Arena, Ltd.......................  24,242     52,718

                                     1281

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
    IRB Infrastructure Developers, Ltd................  69,228 $  264,738
*   ITD Cementation India, Ltd........................   1,712     19,155
    J Kumar Infraprojects, Ltd........................     613      7,068
    Jagran Prakashan, Ltd.............................  46,156     95,892
    Jain Irrigation Systems, Ltd...................... 175,286    203,324
*   Jaiprakash Associates, Ltd........................ 438,975     66,000
*   Jaiprakash Power Ventures, Ltd.................... 256,079     25,155
    Jammu & Kashmir Bank, Ltd. (The).................. 144,433    235,923
*   Jaypee Infratech, Ltd............................. 117,991     25,170
    JB Chemicals & Pharmaceuticals, Ltd...............  14,226     62,970
    JBF Industries, Ltd...............................  18,685     87,316
    Jindal Saw, Ltd...................................  92,052    109,365
*   Jindal South West Holdings, Ltd...................   1,476     19,957
    Jindal Steel & Power, Ltd......................... 163,456    200,256
    JK Cement, Ltd....................................   8,469     89,239
    JK Lakshmi Cement, Ltd............................  13,600     71,403
    JK Tyre & Industries, Ltd.........................  53,863     96,250
    JM Financial, Ltd.................................  63,370     51,475
    JSW Energy, Ltd................................... 266,643    349,470
    JSW Steel, Ltd....................................  57,354    742,567
*   Jubilant Foodworks, Ltd...........................  12,062    344,985
    Just Dial, Ltd....................................  10,284    173,986
    Jyothy Laboratories, Ltd..........................  10,703     50,620
    Kajaria Ceramics, Ltd.............................  20,304    235,384
    Kalpataru Power Transmission, Ltd.................  24,297    102,984
    Kansai Nerolac Paints, Ltd........................  31,841    126,787
    Karnataka Bank, Ltd. (The)........................  80,196    175,174
    Karur Vysya Bank, Ltd. (The)......................  25,587    190,153
    Kaveri Seed Co., Ltd..............................  15,017    174,183
    KEC International, Ltd............................  40,234     91,224
*   Kesoram Industries, Ltd...........................  15,907     23,904
    Kirloskar Oil Engines, Ltd........................  38,849    196,773
    Kitex Garments, Ltd...............................   2,156     26,093
    Kolte-Patil Developers, Ltd.......................  12,988     38,945
    Kotak Mahindra Bank, Ltd.......................... 121,882  1,322,364
    KPIT Technologies, Ltd............................  63,442    110,061
    KRBL, Ltd.........................................  34,088     99,638
    Lakshmi Machine Works, Ltd........................   1,653     92,529
    Lakshmi Vilas Bank, Ltd. (The)....................  45,672     63,309
    LIC Housing Finance, Ltd..........................  43,914    341,430
*   Mahanagar Telephone Nigam, Ltd.................... 114,360     33,762
    Maharashtra Seamless, Ltd.........................  11,573     33,453
*   Mahindra CIE Automotive, Ltd......................   4,186     17,008
    Marico, Ltd.......................................  48,083    328,471
    Maruti Suzuki India, Ltd..........................  19,851  1,339,924
    McLeod Russel India, Ltd..........................  26,026     91,768
    Merck, Ltd........................................   3,042     38,865
    Metalyst Forgings, Ltd............................   4,603      8,826
    MindTree, Ltd.....................................  27,617    553,040
    Monsanto India, Ltd...............................   2,343    119,027
    Motherson Sumi Systems, Ltd.(ACI071YK4)...........  42,340    229,436
    Motherson Sumi Systems, Ltd.(6743990).............  84,680    458,075
    Motilal Oswal Financial Services, Ltd.............   3,427     19,013

                                     1282

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Mphasis, Ltd......................................  28,167 $185,124
    MRF, Ltd..........................................     684  436,204
    National Aluminium Co., Ltd....................... 172,406   95,256
    Navneet Education, Ltd............................  34,539   54,788
    NCC, Ltd.......................................... 225,317  288,394
    NESCO, Ltd........................................     447   10,540
    Nestle India, Ltd.................................   4,379  433,492
    NHPC, Ltd......................................... 462,195  136,516
    NIIT Technologies, Ltd............................  17,907  134,778
*   Nirvikara Paper Mills, Ltd........................   1,398    1,639
    Nitin Fire Protection Industries, Ltd.............  16,307    7,993
    NTPC, Ltd......................................... 403,791  853,125
    Oberoi Realty, Ltd................................  31,115  127,233
    OCL India, Ltd....................................   2,401   19,589
    OMAXE, Ltd........................................  23,757   49,819
    Oracle Financial Services Software, Ltd...........   6,332  398,671
    Orient Cement, Ltd................................  10,368   29,945
    Oriental Bank of Commerce.........................  33,504   89,077
    Page Industries, Ltd..............................   1,817  390,501
*   Parsvnath Developers, Ltd.........................  25,750    7,673
    PC Jeweller, Ltd..................................  20,560  147,121
    Peninsula Land, Ltd...............................  17,769    7,124
    Persistent Systems, Ltd...........................  12,425  128,817
    Petronet LNG, Ltd................................. 116,465  349,624
    Phoenix Mills, Ltd. (The).........................  15,628   89,741
    PI Industries, Ltd................................  24,108  246,669
    Pidilite Industries, Ltd..........................  42,790  371,901
*   Pipavav Defence & Offshore Engineering Co., Ltd...  43,598   40,848
    Polaris Consulting & Services Ltd.................  38,723  115,270
    Power Grid Corp. of India, Ltd.................... 194,236  429,200
    Praj Industries, Ltd..............................  43,560   74,508
    Prestige Estates Projects, Ltd....................  17,052   58,561
*   Prism Cement, Ltd.................................  30,789   51,381
    Procter & Gamble Hygiene & Health Care, Ltd.......   2,404  237,931
    PTC India Financial Services, Ltd................. 102,303   67,981
    PTC India, Ltd.................................... 143,472  154,199
*   Punj Lloyd, Ltd...................................  67,418   28,273
    Punjab National Bank..............................  10,000   23,386
    Puravankara Projects, Ltd.........................  19,821   21,331
    PVR, Ltd..........................................   2,350   30,910
    Rain Industries, Ltd..............................  60,135   39,818
    Rallis India, Ltd.................................  39,840  135,063
    Ramco Cements, Ltd. (The).........................  20,370  113,304
    Ratnamani Metals & Tubes, Ltd.....................   3,628   32,037
    Raymond, Ltd......................................  21,233  156,586
    Redington India, Ltd..............................  81,964  150,765
*   REI Agro, Ltd..................................... 150,380    1,175
    Relaxo Footwears, Ltd.............................  10,010   87,231
*   Reliance Communications, Ltd...................... 370,285  406,117
    Reliance Infrastructure, Ltd......................  33,524  215,752
*   Reliance Power, Ltd............................... 248,965  164,958
    Repco Home Finance, Ltd...........................   1,295   13,861
    Rolta India, Ltd..................................  38,090   67,548

                                     1283

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
    Ruchi Soya Industries, Ltd........................  54,303 $   31,164
    Sadbhav Engineering, Ltd..........................  13,589     67,739
*   Sanghvi Movers, Ltd...............................   4,031     23,253
*   Schneider Electric Infrastructure, Ltd............   5,931     18,419
*   Shipping Corp. of India, Ltd......................  81,682     82,486
    Shree Cement, Ltd.................................   2,788    499,672
*   Shree Renuka Sugars, Ltd.......................... 246,330     33,808
    Shriram Transport Finance Co., Ltd................  10,335    144,415
    Shyam Century Ferrous.............................   6,270        460
    Siemens, Ltd......................................  25,770    585,007
    Simplex Infrastructures, Ltd......................   4,571     26,437
    Sintex Industries, Ltd............................ 139,791    252,435
*   SITI Cable Network, Ltd...........................  51,673     28,619
    SJVN, Ltd......................................... 173,244     68,789
    SKF India, Ltd....................................   5,253    105,859
    SML ISUZU, Ltd....................................     982     19,915
    Sobha, Ltd........................................  26,482    144,664
    Solar Industries India, Ltd.......................     979     59,614
    Sonata Software, Ltd..............................  22,389     54,213
    South Indian Bank, Ltd. (The)..................... 409,338    145,743
    SREI Infrastructure Finance, Ltd..................   2,932      1,715
    SRF, Ltd..........................................   9,363    201,262
    Star Ferro and Cement, Ltd........................   6,270     15,562
    State Bank of Bikaner & Jaipur....................   8,274     68,802
    State Bank of India............................... 213,960    897,650
    State Bank of India GDR...........................   2,394    100,133
    State Bank of Travancore..........................   7,047     46,760
    Sterlite Technologies, Ltd........................  69,907    110,787
    Sun TV Network, Ltd...............................  58,854    308,576
    Sundram Fasteners, Ltd............................  36,359    100,367
    Supreme Industries, Ltd...........................  21,290    206,853
    Syndicate Bank....................................  85,750    126,766
    Tata Chemicals, Ltd...............................  39,322    300,328
    Tata Communications, Ltd..........................  25,948    181,865
    Tata Consultancy Services, Ltd.................... 124,117  4,857,609
    Tata Elxsi, Ltd...................................  10,339    274,504
    Tata Global Beverages, Ltd........................ 205,637    448,540
    Tata Power Co., Ltd............................... 372,497    397,284
    Tata Sponge Iron, Ltd.............................   2,770     22,118
    Tata Steel, Ltd................................... 166,150    637,322
*   Tata Teleservices Maharashtra, Ltd................ 327,863     38,305
    Tech Mahindra, Ltd................................ 208,795  1,721,913
    Techno Electric & Engineering Co., Ltd............   5,326     43,659
    Texmaco Rail & Engineering, Ltd...................  35,292     68,986
    Thermax, Ltd......................................  10,231    166,258
    Timken India, Ltd.................................   8,447     79,418
    Titagarh Wagons, Ltd..............................  27,425     49,777
    Titan Co., Ltd....................................  46,614    235,175
    Torrent Pharmaceuticals, Ltd......................  22,185    496,740
    Torrent Power, Ltd................................  50,246    114,763
    Transport Corp. of India, Ltd.....................  20,072     83,006
    Tree House Education and Accessories, Ltd.........   7,849     49,802
    Trent, Ltd........................................   2,317     44,046

                                     1284

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
INDIA -- (Continued)
    Triveni Turbine, Ltd..............................     39,695 $     77,089
    TTK Prestige, Ltd.................................        897       55,541
    Tube Investments of India, Ltd....................     24,104      148,793
*   TV18 Broadcast, Ltd...............................    293,365      169,820
    TVS Motor Co., Ltd................................     84,597      313,425
    UCO Bank..........................................     92,115       75,483
    Uflex, Ltd........................................     10,981       27,211
    Ultratech Cement, Ltd.............................      7,598      372,752
    Unichem Laboratories, Ltd.........................      8,038       31,781
    Union Bank of India...............................     92,607      253,292
*   Unitech, Ltd......................................    832,060       97,805
    UPL, Ltd..........................................    176,654    1,472,513
    V-Guard Industries, Ltd...........................      5,253       78,024
    VA Tech Wabag, Ltd................................     13,035      155,585
    Vakrangee, Ltd....................................     75,173      194,294
    Vardhman Textiles, Ltd............................      9,411      117,285
    Vedanta, Ltd......................................    373,188      754,841
    Videocon Industries, Ltd..........................     51,130      123,020
    Vijaya Bank.......................................    103,884       66,174
    VIP Industries, Ltd...............................     45,337       67,950
    Voltas, Ltd.......................................     49,964      247,690
    WABCO India, Ltd..................................      1,336      125,613
    Welspun Corp., Ltd................................     46,402      106,053
*   Welspun Enterprises, Ltd..........................     26,652       25,846
    Welspun India, Ltd................................      9,505      132,577
*   Whirlpool of India, Ltd...........................        799        9,279
    Wipro, Ltd........................................    168,307    1,499,269
    Yes Bank, Ltd.....................................     94,389    1,219,505
    Zee Entertainment Enterprises, Ltd................    193,940    1,208,825
    Zensar Technologies, Ltd..........................      6,879      102,087
    Zydus Wellness, Ltd...............................      5,297       73,557
                                                                  ------------
TOTAL INDIA...........................................             105,425,663
                                                                  ------------
INDONESIA -- (3.3%)
    Ace Hardware Indonesia Tbk PT.....................  4,608,200      217,813
    Adaro Energy Tbk PT...............................  8,338,300      363,500
    Adhi Karya Persero Tbk PT.........................    898,400      152,590
    Agung Podomoro Land Tbk PT........................  4,770,800      130,382
    AKR Corporindo Tbk PT.............................    324,800      137,969
    Alam Sutera Realty Tbk PT.........................  8,696,700      324,135
*   Aneka Tambang Persero Tbk PT......................  2,223,700       77,936
    Arwana Citramulia Tbk PT..........................  2,558,400      105,843
    Asahimas Flat Glass Tbk PT........................      2,000        1,046
    Astra Agro Lestari Tbk PT.........................    230,100      341,276
    Astra Graphia Tbk PT..............................    236,000       34,706
    Astra International Tbk PT........................  5,334,200    2,619,369
*   Bakrie and Brothers Tbk PT........................ 10,309,000        7,621
*   Bakrie Telecom Tbk PT.............................  4,450,000       16,448
*   Bakrieland Development Tbk PT.....................  8,497,250       31,407
    Bank Bukopin Tbk PT...............................  1,961,200       90,560
    Bank Central Asia Tbk PT..........................  2,182,800    2,112,865
    Bank Danamon Indonesia Tbk PT.....................  1,079,042      334,992
    Bank Mandiri Persero Tbk PT.......................  2,204,072    1,547,421

                                     1285

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
INDONESIA -- (Continued)
    Bank Negara Indonesia Persero Tbk PT..............  1,476,500 $  518,945
*   Bank Pan Indonesia Tbk PT.........................  1,444,000    113,545
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..............................................  1,885,400    112,241
    Bank Permata Tbk PT...............................      7,500        859
    Bank Rakyat Indonesia Persero Tbk PT..............  4,013,400  2,964,988
    Bank Tabungan Negara Persero Tbk PT...............  3,320,973    287,058
*   Bank Tabungan Pensiunan Nasional Tbk PT...........    413,000     96,151
*   Barito Pacific Tbk PT.............................    711,500     11,658
*   Bayan Resources Tbk PT............................     13,000      7,799
    Benakat Integra Tbk PT............................  4,345,000     32,097
*   Berau Coal Energy Tbk PT..........................    848,500      5,143
*   Berlian Laju Tanker Tbk PT........................  2,525,666         --
    BISI International Tbk PT.........................    823,300     83,855
*   Bumi Resources Minerals Tbk PT....................  1,984,200      7,484
    Bumi Serpong Damai Tbk PT.........................  3,061,200    404,469
    Charoen Pokphand Indonesia Tbk PT.................  2,514,615    470,666
    Ciputra Development Tbk PT........................  4,768,800    369,822
    Ciputra Property Tbk PT...........................  1,871,400     73,247
    Ciputra Surya Tbk PT..............................    430,000     85,846
    Citra Marga Nusaphala Persada Tbk PT..............    754,375    111,514
*   Darma Henwa Tbk PT................................  3,026,500     11,186
*   Delta Dunia Makmur Tbk PT.........................  3,131,000     15,924
    Eagle High Plantations Tbk PT.....................  5,608,100    161,429
    Elnusa Tbk PT.....................................  2,806,600     79,980
*   Energi Mega Persada Tbk PT........................ 19,727,600     81,555
    Erajaya Swasembada Tbk PT.........................    822,600     31,881
*   Exploitasi Energi Indonesia Tbk PT................  1,976,500      7,761
    Express Transindo Utama Tbk PT....................    956,700     65,685
    Fajar Surya Wisesa Tbk PT.........................    146,000     16,078
    Gajah Tunggal Tbk PT..............................  1,479,700     82,014
*   Garuda Indonesia Persero Tbk PT...................  3,783,446    122,139
    Global Mediacom Tbk PT............................  4,146,200    381,144
*   Golden Eagle Energy Tbk PT........................    120,750     14,996
*   Hanson International Tbk PT.......................  4,083,700    215,739
    Harum Energy Tbk PT...............................    645,200     47,468
    Hexindo Adiperkasa Tbk PT.........................    121,000     20,703
    Holcim Indonesia Tbk PT...........................    897,900     94,239
    Indah Kiat Pulp & Paper Corp. Tbk PT..............    872,300     61,848
*   Indika Energy Tbk PT..............................    589,500     12,640
    Indo Tambangraya Megah Tbk PT.....................    200,500    143,757
    Indocement Tunggal Prakarsa Tbk PT................    420,400    621,409
    Indofood CBP Sukses Makmur Tbk PT.................    130,900    119,030
    Indofood Sukses Makmur Tbk PT.....................  2,032,900    916,045
*   Indosat Tbk PT....................................    386,600    122,874
*   Inovisi Infracom Tbk PT...........................    668,445      4,336
    Intiland Development Tbk PT.......................  4,907,400    204,753
    Japfa Comfeed Indonesia Tbk PT....................  2,841,800     92,354
    Jasa Marga Persero Tbk PT.........................    765,100    323,797
    Kalbe Farma Tbk PT................................  6,312,400    813,531
    Kawasan Industri Jababeka Tbk PT.................. 10,290,630    196,096
*   Krakatau Steel Persero Tbk PT.....................  1,122,400     26,880
*   Lippo Cikarang Tbk PT.............................    307,200    188,412
    Malindo Feedmill Tbk PT...........................    449,100     44,926

                                     1286

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
INDONESIA -- (Continued)
    Matahari Putra Prima Tbk PT.......................    726,800 $  155,731
    Mayora Indah Tbk PT...............................    121,333    249,165
    Medco Energi Internasional Tbk PT.................    969,700    184,165
    Media Nusantara Citra Tbk PT......................  2,184,600    329,997
    Mitra Adiperkasa Tbk PT...........................    561,400    192,838
    MNC Investama Tbk PT.............................. 13,427,000    283,753
*   MNC Sky Vision Tbk PT.............................    269,000     27,863
    Modern Internasional Tbk PT.......................    312,000      8,563
    Modernland Realty Tbk PT..........................  4,663,300    170,529
    Multipolar Tbk PT.................................  3,738,500    161,497
    Multistrada Arah Sarana Tbk PT....................     33,500        673
    Nippon Indosari Corpindo Tbk PT...................    562,100     49,030
*   Nusantara Infrastructure Tbk PT...................  5,897,900     76,701
    Pakuwon Jati Tbk PT............................... 14,154,300    433,759
    Pan Brothers Tbk PT...............................  2,313,800    112,876
*   Panin Financial Tbk PT............................ 10,885,500    219,517
*   Paninvest Tbk PT..................................    992,000     50,225
    Pembangunan Perumahan Persero Tbk PT..............  1,209,900    348,650
    Perusahaan Gas Negara Persero Tbk PT..............  2,409,000    711,636
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT..........................................  2,366,200    236,668
    Ramayana Lestari Sentosa Tbk PT...................  1,905,700     98,458
    Resource Alam Indonesia Tbk PT....................    116,500      6,726
    Salim Ivomas Pratama Tbk PT.......................  2,650,900    104,758
    Samindo Resources Tbk PT..........................     62,250      2,325
    Sampoerna Agro PT.................................    234,500     28,874
    Sawit Sumbermas Sarana Tbk PT.....................    306,400     44,491
    Selamat Sempurna Tbk PT...........................    292,400    102,633
    Semen Baturaja Persero Tbk PT.....................  1,485,800     33,050
    Semen Indonesia Persero Tbk PT....................  1,245,100    928,997
*   Sentul City Tbk PT................................ 21,702,400    139,493
    Sinar Mas Agro Resources & Technology Tbk PT......     36,000     12,028
    Sinar Mas Multiartha Tbk PT.......................     16,500      6,097
    Sri Rejeki Isman Tbk PT...........................  6,214,400    215,866
*   Sugih Energy Tbk PT...............................  8,051,500    236,894
    Sumber Alfaria Trijaya Tbk PT.....................    821,500     36,158
    Summarecon Agung Tbk PT...........................  3,907,464    502,018
    Surya Citra Media Tbk PT..........................  2,076,200    452,577
    Surya Semesta Internusa Tbk PT....................  2,372,700    138,468
*   Suryainti Permata Tbk PT..........................  1,280,000         --
    Tambang Batubara Bukit Asam Persero Tbk PT........    436,521    193,488
    Telekomunikasi Indonesia Persero Tbk PT...........    686,900    149,072
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     50,608  2,176,650
    Tiga Pilar Sejahtera Food Tbk.....................  1,078,900    153,364
    Timah Persero Tbk PT..............................  2,511,631    112,434
    Tiphone Mobile Indonesia Tbk PT...................  1,208,700     87,053
    Total Bangun Persada Tbk PT.......................    519,900     31,481
    Tower Bersama Infrastructure Tbk PT...............    766,800    474,855
*   Trada Maritime Tbk PT.............................    946,500      3,498
*   Truba Alam Manunggal Engineering PT...............  3,328,000      1,230
    Tunas Baru Lampung Tbk PT.........................    917,400     33,862
    Tunas Ridean Tbk PT...............................    238,000     11,267
    Ultrajaya Milk Industry & Trading Co. Tbk PT......    203,000     58,139
    Unilever Indonesia Tbk PT.........................    306,500    906,336

                                     1287

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
INDONESIA -- (Continued)
    United Tractors Tbk PT............................   598,895 $   893,354
    Vale Indonesia Tbk PT............................. 1,443,000     208,575
*   Visi Media Asia Tbk PT............................ 4,089,200     137,539
    Waskita Karya Persero Tbk PT...................... 1,285,543     168,347
    Wijaya Karya Persero Tbk PT....................... 1,288,000     252,430
    Wintermar Offshore Marine Tbk PT..................   424,300       8,008
*   XL Axiata Tbk PT.................................. 1,628,900     356,578
                                                                 -----------
TOTAL INDONESIA.......................................            33,259,182
                                                                 -----------
MALAYSIA -- (4.0%)
    Aeon Co. M Bhd....................................   296,100     216,013
    Aeon Credit Service M Bhd.........................     2,160       7,793
    Affin Holdings Bhd................................   289,270     191,567
#   AirAsia BHD.......................................   774,800     275,525
*   Alam Maritim Resources Bhd........................   319,500      41,634
#   Alliance Financial Group Bhd......................   434,700     481,870
    AMMB Holdings Bhd.................................   883,975   1,291,277
    Amway Malaysia Holdings Bhd.......................    16,600      45,782
    Ann Joo Resources Bhd.............................    54,000      12,971
    APM Automotive Holdings Bhd.......................    22,800      26,230
    Astro Malaysia Holdings Bhd.......................   538,400     432,275
#   Axiata Group Bhd..................................   674,220   1,122,138
    Barakah Offshore Petroleum Bhd....................    71,200      18,501
    Batu Kawan Bhd....................................    32,100     153,035
    Benalec Holdings Bhd..............................   227,000      35,290
    BIMB Holdings Bhd.................................   309,931     334,729
    Bonia Corp. Bhd...................................   304,400      76,800
    Boustead Holdings Bhd.............................    29,500      31,136
#*  Bumi Armada Bhd...................................   756,300     218,772
#   Bursa Malaysia Bhd................................   186,500     393,954
    Cahya Mata Sarawak Bhd............................   212,300     323,322
    Can-One Bhd.......................................    18,800      11,862
    CB Industrial Product Holding Bhd.................   161,780      83,717
#   CIMB Group Holdings Bhd...........................   847,609   1,191,834
    Coastal Contracts Bhd.............................   153,900      99,311
    Cypark Resources Bhd..............................    54,200      25,059
    Daibochi Plastic & Packaging Industry Bhd.........     2,100       2,361
    Datasonic Group Bhd...............................    94,300      31,020
*   Daya Materials Bhd................................   274,800       8,275
#   Dayang Enterprise Holdings Bhd....................   186,050     103,874
    Dialog Group Bhd..................................   707,414     297,319
    DiGi.Com Bhd......................................   784,000   1,107,162
    DKSH Holdings Malaysia Bhd........................    15,200      18,843
    DRB-Hicom Bhd.....................................   587,600     218,167
    Dutch Lady Milk Industries Bhd....................     4,900      59,969
#   Eastern & Oriental Bhd............................   368,830     170,778
*   Evergreen Fibreboard Bhd..........................   186,000      95,496
    Fraser & Neave Holdings Bhd.......................     9,100      43,358
#   Gamuda Bhd........................................   231,300     291,687
#   Genting Plantations Bhd...........................    43,200     117,301
#   Globetronics Technology Bhd.......................   134,200     215,309
    Glomac Bhd........................................   176,400      40,371
    Goldis Bhd........................................    10,502       6,321

                                     1288

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
*   Guan Chong Bhd........................................    21,800 $    4,486
    GuocoLand Malaysia Bhd................................    34,800     11,639
    Hai-O Enterprise Bhd..................................    39,400     23,181
    HAP Seng Consolidated Bhd.............................   279,820    394,347
    Hap Seng Plantations Holdings Bhd.....................    90,600     59,251
    Hartalega Holdings Bhd................................   120,700    272,854
*   Hibiscus Petroleum Bhd................................    54,000     11,704
    Hock Seng LEE Bhd.....................................    61,600     30,136
#   Hong Leong Bank Bhd...................................   136,540    484,514
    Hong Leong Financial Group Bhd........................   122,100    505,875
    Hong Leong Industries Bhd.............................    33,700     46,447
    Hua Yang Bhd..........................................    96,533     47,925
    Hume Industries Bhd...................................    39,208     38,970
    Hup Seng Industries Bhd...............................   218,300     75,261
    I Bhd.................................................    59,800     10,456
#   IJM Corp. Bhd.........................................   797,157  1,419,503
    IJM Plantations Bhd...................................    99,000     90,632
#   Inari Amertron Bhd....................................   199,237    179,337
    Insas Bhd.............................................   341,813     72,768
#   IOI Corp. Bhd.........................................   723,605    802,122
    IOI Properties Group Bhd..............................   190,169     94,985
#*  Iris Corp. Bhd........................................   736,100     49,007
*   Iskandar Waterfront City Bhd..........................   100,100     26,194
*   JAKS Resources Bhd....................................   278,400     71,293
    Jaya Tiasa Holdings Bhd...............................   183,405     66,543
    JCY International Bhd.................................   338,200     65,452
    K&N Kenanga Holdings Bhd..............................    81,000     14,513
*   Kian JOO CAN Factory Bhd..............................   114,600     93,858
    Kim Loong Resources Bhd...............................    50,920     39,298
    Kimlun Corp. Bhd......................................    45,400     16,034
#*  KNM Group Bhd......................................... 1,251,584    189,130
    KSL Holdings Bhd......................................   310,214    134,831
    Kuala Lumpur Kepong Bhd...............................   122,450    704,299
#   Kulim Malaysia Bhd....................................   283,500    185,233
*   Kumpulan Europlus Bhd.................................    56,300     14,485
    Kumpulan Perangsang Selangor Bhd......................   161,900     58,353
    Land & General BHD....................................   632,900     72,028
*   Landmarks Bhd.........................................   139,100     44,692
    LBS Bina Group Bhd....................................   118,100     46,278
    Lingkaran Trans Kota Holdings Bhd.....................    74,800     85,682
*   Lion Industries Corp. Bhd.............................   240,400     20,079
    LPI Capital Bhd.......................................    28,300    105,470
    Mah Sing Group Bhd....................................   760,452    302,096
#   Malayan Banking Bhd................................... 1,139,280  2,738,852
    Malayan Flour Mills Bhd...............................    90,600     30,989
#   Malaysia Airports Holdings Bhd........................   268,867    416,814
#*  Malaysia Marine and Heavy Engineering Holdings
       Bhd................................................   213,400     63,534
    Malaysian Bulk Carriers Bhd...........................   271,325     72,347
    Malaysian Pacific Industries Bhd......................    61,163    115,729
#   Malaysian Resources Corp. Bhd......................... 1,049,600    296,769
    Malton Bhd............................................   177,500     37,143
    Matrix Concepts Holdings Bhd..........................   169,200    112,328
#   Maxis Bhd.............................................   442,500    771,456

                                     1289

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
MALAYSIA -- (Continued)
    MBM Resources BHD.................................    80,330 $   71,564
    Media Chinese International, Ltd..................   100,600     15,511
#   Media Prima Bhd...................................   407,400    141,879
    Mega First Corp. Bhd..............................    46,000     28,181
    Mitrajaya Holdings Bhd............................    64,500     33,537
    MK Land Holdings Bhd..............................   360,900     35,827
    MKH Bhd...........................................    96,960     61,531
#   MMC Corp. Bhd.....................................   504,100    288,868
    MNRB Holdings Bhd.................................    38,900     38,420
*   MPHB Capital Bhd..................................    39,500     18,177
    Mudajaya Group Bhd................................   129,600     39,645
    Muhibbah Engineering M Bhd........................   199,200    117,529
#*  Mulpha International Bhd..........................   877,200     79,122
#   My EG Services Bhd................................   263,400    181,576
#   Naim Holdings Bhd.................................   123,300     77,149
    NCB Holdings Bhd..................................     1,300      1,345
    Nestle Malaysia Bhd...............................     4,900     92,228
    Oldtown Bhd.......................................   210,925     93,587
    Oriental Holdings Bhd.............................    12,000     23,065
#   OSK Holdings Bhd..................................   333,809    157,223
#   Padini Holdings Bhd...............................   339,900    119,063
    Panasonic Manufacturing Malaysia Bhd..............    13,100     77,157
    Pantech Group Holdings Bhd........................    83,200     14,666
    Paramount Corp. Bhd...............................   131,100     67,913
#*  Parkson Holdings Bhd..............................   333,624    117,126
#   Perdana Petroleum Bhd.............................   356,440    144,079
*   Perisai Petroleum Teknologi Bhd...................   693,000     71,331
    Pharmaniaga Bhd...................................    44,200     78,521
    PJ Development Holdings Bhd.......................   126,900     51,427
    Pos Malaysia Bhd..................................   184,700    206,986
    PPB Group Bhd.....................................   128,000    517,076
    Press Metal Bhd...................................   257,700    165,625
#   Prestariang Bhd...................................   201,400    126,516
    Protasco Bhd......................................   130,400     59,640
#   Public Bank Bhd...................................   555,070  2,757,314
*   Puncak Niaga Holdings Bhd.........................    86,200     60,625
#   QL Resources Bhd..................................   248,950    275,088
#   RHB Capital Bhd...................................   249,841    485,739
*   Rimbunan Sawit Bhd................................   239,000     31,528
    Salcon Bhd........................................   264,800     56,396
#   Sapurakencana Petroleum Bhd....................... 1,832,911  1,171,566
    Sarawak Oil Palms Bhd.............................    24,900     27,868
    Sarawak Plantation Bhd............................     6,400      3,491
    Scientex Bhd......................................    54,000    100,174
*   Scomi Energy Services Bhd.........................   387,900     31,397
    Selangor Dredging Bhd.............................   150,900     39,471
    Selangor Properties Bhd...........................     2,100      2,850
    Shangri-La Hotels Malaysia Bhd....................   101,700    159,501
*   Shell Refining Co. Federation of Malaya Bhd.......    14,900     19,421
    SHL Consolidated Bhd..............................    98,500     86,243
#   Sime Darby Bhd....................................   467,800  1,066,998
    SP Setia Bhd Group................................   166,930    133,125
    Star Media Group Bhd..............................   114,600     75,123

                                     1290

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
MALAYSIA -- (Continued)
#   Sunway Bhd........................................   387,100 $  351,098
#*  Sunway Construction Group Bhd.....................    38,710     11,943
    Supermax Corp. Bhd................................   303,250    195,124
    Suria Capital Holdings Bhd........................    18,100     10,886
    Syarikat Takaful Malaysia Bhd.....................   190,000    198,251
    Symphony Life Bhd.................................    59,865     12,741
    Ta Ann Holdings Bhd...............................    86,289     81,146
    TA Enterprise Bhd.................................   620,300    111,002
    TA Global Bhd.....................................   448,080     36,891
*   Talam Transform Bhd...............................   182,500      3,327
    Tambun Indah Land Bhd.............................   121,700     52,486
    TAN Chong Motor Holdings Bhd......................   103,100     74,377
*   Tanjung Offshore Bhd..............................    62,300      6,837
    Tasek Corp. Bhd...................................     7,400     30,945
#   Telekom Malaysia Bhd..............................   306,260    524,608
    Tenaga Nasional Bhd...............................   601,000  1,915,900
*   TH Heavy Engineering Bhd..........................   200,600     10,723
    TH Plantations Bhd................................    61,320     23,436
    Tiong NAM Logistics Holdings......................    55,000     16,695
    Top Glove Corp. Bhd...............................   202,100    402,860
*   Tropicana Corp. Bhd...............................   357,285     92,465
    TSH Resources Bhd.................................   258,900    151,753
    Tune Ins Holdings Bhd.............................   213,200     85,272
    Uchi Technologies Bhd.............................    51,700     21,081
    UEM Edgenta Bhd...................................   141,900    127,864
    UEM Sunrise Bhd...................................   827,664    210,712
#   UMW Holdings Bhd..................................   304,300    795,875
#   Unisem M Bhd......................................   301,230    178,185
    United Malacca Bhd................................    20,100     32,282
    United Plantations Bhd............................    21,300    153,290
    United U-Li Corp. Bhd.............................    47,000     51,352
#   UOA Development Bhd...............................   266,800    136,112
#   Uzma Bhd..........................................    75,200     49,046
    VS Industry Bhd...................................    87,745    145,820
    Wah Seong Corp. Bhd...............................   276,305     95,225
#   WCT Holdings Bhd..................................   629,299    230,305
    Wellcall Holdings Bhd.............................   145,400     82,022
#   Westports Holdings Bhd............................   208,200    217,967
    Wing Tai Malaysia Bhd.............................    13,400      5,114
    WTK Holdings Bhd..................................   175,000     51,285
#   Yinson Holdings Bhd...............................    84,000     67,181
    YNH Property Bhd..................................   168,551     82,265
    YTL Corp. Bhd..................................... 2,906,864  1,200,893
    YTL E-Solutions Bhd...............................    48,400      6,897
*   YTL Land & Development Bhd........................    61,900     11,731
#   YTL Power International Bhd.......................   463,051    190,102

                                     1291

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
MALAYSIA -- (Continued)
    Zhulian Corp. Bhd...................................    58,200 $    30,126
                                                                   -----------
TOTAL MALAYSIA..........................................            40,277,716
                                                                   -----------
MEXICO -- (5.4%)
    Alfa S.A.B. de C.V. Class A......................... 1,147,036   2,278,766
#   Alpek S.A.B. de C.V.................................    85,379     117,795
    Alsea S.A.B. de C.V.................................   231,493     749,830
    America Movil S.A.B. de C.V. Series L............... 4,453,091   4,330,795
    America Movil S.A.B. de C.V. Series L ADR...........   116,929   2,266,084
    Arca Continental S.A.B. de C.V......................   166,706   1,001,219
#*  Axtel S.A.B. de C.V.................................   475,132     177,520
#   Banregio Grupo Financiero S.A.B. de C.V.............   112,780     645,007
*   Bio Pappel S.A.B. de C.V............................    22,232      26,644
    Bolsa Mexicana de Valores S.A.B. de C.V.............   196,254     351,765
*   Cemex S.A.B. de C.V................................. 1,703,864   1,452,977
*   Cemex S.A.B. de C.V. Sponsored ADR..................   217,968   1,852,724
*   Cia Minera Autlan S.A.B. de C.V. Series B...........    31,640      21,856
    Coca-Cola Femsa S.A.B. de C.V. Series L.............    21,690     163,962
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR........     9,740     735,857
#*  Consorcio ARA S.A.B. de C.V. Series *...............   611,246     246,206
    Controladora Comercial Mexicana S.A.B. de C.V.......   219,516     644,686
*   Corp. Actinver S.A.B. de C.V........................     9,800       9,507
*   Corp. GEO S.A.B. de C.V. Series B...................   185,607           5
    Corp. Inmobiliaria Vesta S.A.B. de C.V..............   179,802     302,413
    Corp. Moctezuma S.A.B. de C.V. Series *.............    87,200     313,785
*   Desarrolladora Homex S.A.B. de C.V..................    45,100       1,504
    El Puerto de Liverpool S.A.B. de C.V................    45,708     535,986
#*  Empresas ICA S.A.B. de C.V..........................    72,400      45,743
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR...........    61,340     156,417
*   Financiera Independencia SAB de C.V. SOFOM ENR......    21,447       5,910
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR...............................................    45,092   4,087,139
*   Genomma Lab Internacional S.A.B. de C.V. Class B....    44,100      41,055
    Gentera S.A.B. de C.V...............................   136,603     235,182
    Gruma S.A.B. de C.V. Class B........................   109,501   1,432,603
#*  Grupo Aeromexico S.A.B. de C.V......................    64,542     101,385
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..    82,031     455,453
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.     7,986     629,936
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B...........................................   107,610     849,192
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..     6,717   1,004,930
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B...........................................    29,606     442,606
*   Grupo Bimbo S.A.B. de C.V. Series A.................   439,181   1,176,964
    Grupo Carso S.A.B. de C.V. Series A1................   157,253     713,531
#   Grupo Comercial Chedraui SA de C.V..................   129,897     360,285
    Grupo Elektra S.A.B. de C.V.........................    12,859     278,129
*   Grupo Famsa S.A.B. de C.V. Class A..................   154,217     110,070
    Grupo Financiero Banorte S.A.B. de C.V..............   578,154   3,054,304
    Grupo Financiero Inbursa S.A.B. de C.V..............   606,680   1,374,326
    Grupo Financiero Interacciones SA de C.V............    11,830      73,781
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B...........................................   203,574     363,369
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.......................................    40,684     364,122

                                     1292

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
MEXICO -- (Continued)
    Grupo Herdez S.A.B. de C.V. Series *..............   135,844 $   363,122
    Grupo Industrial Saltillo S.A.B. de C.V...........     5,000      10,054
    Grupo KUO S.A.B. de C.V. Series B.................    28,600      42,583
    Grupo Mexico S.A.B. de C.V. Series B.............. 1,214,567   3,317,492
*   Grupo Pochteca S.A.B. de C.V......................    35,990      32,947
#   Grupo Sanborns S.A.B. de C.V......................    31,861      51,156
*   Grupo Simec S.A.B. de C.V. Series B...............    78,713     225,257
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR..........     2,821      24,063
*   Grupo Sports World S.A.B. de C.V..................    16,500      21,505
    Grupo Televisa S.A.B. Series CPO..................   271,892   1,894,005
    Grupo Televisa S.A.B. Sponsored ADR...............    76,164   2,655,077
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................   195,644     380,056
    Industrias Bachoco S.A.B. de C.V. ADR.............     3,663     209,121
    Industrias Bachoco S.A.B. de C.V. Series B........    37,410     178,779
*   Industrias CH S.A.B. de C.V. Series B.............   131,053     463,616
    Industrias Penoles S.A.B. de C.V..................    39,017     594,584
#   Infraestructura Energetica Nova S.A.B. de C.V.....    88,232     429,318
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A...   546,485   1,268,829
*   Maxcom Telecomunicaciones S.A.B. de C.V...........    38,800       3,901
    Megacable Holdings S.A.B. de C.V..................   149,305     605,282
#   Mexichem S.A.B. de C.V............................   310,977     910,977
#*  Minera Frisco S.A.B. de C.V.......................   168,558     100,010
*   OHL Mexico S.A.B. de C.V..........................   370,471     606,549
    Organizacion Cultiba S.A.B. de C.V................    24,314      31,508
    Organizacion Soriana S.A.B. de C.V. Class B.......   245,520     489,135
*   Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................    99,249   1,138,445
#*  Qualitas Controladora S.A.B. de C.V...............    39,987      68,372
#   TV Azteca S.A.B. de C.V...........................   353,304      68,194
#*  Urbi Desarrollos Urbanos S.A.B. de C.V............   102,404           8
    Wal-Mart de Mexico S.A.B. de C.V.................. 1,127,598   2,733,528
                                                                 -----------
TOTAL MEXICO..........................................            54,500,798
                                                                 -----------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR........................     2,800      22,092
    Cia de Minas Buenaventura SAA ADR.................    15,794     112,453
    Credicorp, Ltd....................................    16,125   2,126,888
    Grana y Montero SAA Sponsored ADR.................    16,032      94,589
                                                                 -----------
TOTAL PERU............................................             2,356,022
                                                                 -----------
PHILIPPINES -- (1.7%)
    Aboitiz Equity Ventures, Inc......................   458,240     586,200
    Aboitiz Power Corp................................   278,800     266,315
*   Atlas Consolidated Mining & Development Corp......   168,700      20,285
    Ayala Corp........................................    37,901     646,487
    Ayala Land, Inc................................... 1,339,460   1,094,533
    Bank of the Philippine Islands....................   162,916     338,103
    BDO Unibank, Inc..................................   294,276     646,399
    Belle Corp........................................ 2,688,000     217,670
    Cebu Air, Inc.....................................   142,920     290,802
    Century Properties Group, Inc.....................   500,000       9,077

                                     1293

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
PHILIPPINES -- (Continued)
    China Banking Corp................................   101,300 $   102,470
    Cosco Capital, Inc................................   227,700      36,831
    D&L Industries, Inc...............................   540,200     254,421
    DMCI Holdings, Inc................................ 1,618,750     421,067
*   East West Banking Corp............................    67,900      32,154
    EEI Corp..........................................   232,900      50,056
*   Empire East Land Holdings, Inc.................... 1,223,000      23,018
    Energy Development Corp........................... 5,636,700     883,030
    Filinvest Land, Inc............................... 7,231,000     298,856
    First Gen Corp....................................   735,500     415,827
    First Philippine Holdings Corp....................   146,790     265,761
    Globe Telecom, Inc................................     9,970     562,453
    GT Capital Holdings, Inc..........................       405      12,403
    JG Summit Holdings, Inc...........................   280,670     444,471
    Jollibee Foods Corp...............................   129,690     538,530
*   Lepanto Consolidated Mining Co.................... 1,834,182       8,588
    Lopez Holdings Corp............................... 1,286,500     202,772
    Manila Electric Co................................    57,300     374,327
    Manila Water Co., Inc.............................   618,000     337,344
*   Megawide Construction Corp........................   140,174      18,906
    Megaworld Corp.................................... 5,289,500     547,953
    Metropolitan Bank & Trust Co......................   100,422     193,867
    Pepsi-Cola Products Philippines, Inc..............   737,300      76,938
    Petron Corp.......................................   728,000     159,097
*   Philex Petroleum Corp.............................    10,900         391
    Philippine Long Distance Telephone Co.............    16,410   1,039,892
    Philippine Long Distance Telephone Co. Sponsored
      ADR.............................................    12,405     798,262
*   Philippine National Bank..........................   179,942     249,788
    Philippine Stock Exchange, Inc. (The).............     5,304      35,945
    Phoenix Petroleum Philippines, Inc................   136,240      10,101
    Puregold Price Club, Inc..........................   339,400     274,632
    RFM Corp..........................................   532,000      50,043
    Rizal Commercial Banking Corp.....................   175,564     151,098
    Robinsons Land Corp...............................   863,500     531,365
    Robinsons Retail Holdings, Inc....................   118,940     196,231
    San Miguel Corp...................................   175,570     216,055
    Security Bank Corp................................   134,416     437,371
    Semirara Mining and Power Corp....................   118,990     310,818
    SM Investments Corp...............................    31,860     622,221
    SM Prime Holdings, Inc............................ 1,370,112     642,047
*   Top Frontier Investment Holdings, Inc.............    10,142      17,684
    Trans-Asia Oil & Energy Development Corp..........   388,000      18,147
    Union Bank of the Philippines.....................    98,142     127,342
    Universal Robina Corp.............................   158,980     665,305
    Vista Land & Lifescapes, Inc...................... 2,652,400     410,537
                                                                 -----------
TOTAL PHILIPPINES.....................................            17,182,286
                                                                 -----------
POLAND -- (2.2%)
    Action SA.........................................     2,972      26,976
*   Agora SA..........................................    13,517      41,455
*   Alior Bank SA.....................................    14,590     334,709
    Amica Wronki SA...................................     1,197      55,347
*   AmRest Holdings SE................................     3,813     174,482

                                     1294

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
POLAND -- (Continued)
    Apator SA.........................................   3,816 $   42,208
    Asseco Poland SA..................................  27,971    427,098
    Bank Handlowy w Warszawie SA......................  17,067    419,614
*   Bank Millennium SA................................ 172,837    281,997
    Bank Pekao SA.....................................  18,510    780,893
*   Bank Zachodni WBK SA..............................   5,244    418,151
*   Bioton SA.........................................  23,777     44,810
    Boryszew SA.......................................  88,348    139,930
    Budimex SA........................................   6,574    323,026
    CCC SA............................................   8,192    418,872
#*  CD Projekt Red SA.................................  22,187    156,019
*   Ciech SA..........................................  17,408    325,285
*   Cyfrowy Polsat SA.................................  54,663    334,603
*   Echo Investment SA................................  64,914    113,585
*   Elektrobudowa SA..................................      39      1,413
    Emperia Holding SA................................   5,083     98,297
    Enea SA...........................................  94,828    370,603
    Energa SA.........................................  20,046    108,141
    Eurocash SA.......................................  45,425    522,103
    Fabryki Mebli Forte SA............................   6,722    105,141
*   Famur SA..........................................  20,638      9,000
    Firma Oponiarska Debica SA........................   1,289     26,019
#*  Getin Holding SA.................................. 119,831     50,546
*   Getin Noble Bank SA............................... 372,849    119,451
*   Grupa Azoty SA....................................  24,047    541,221
    Grupa Azoty Zaklady Chemiczne Police SA...........   3,091     19,200
    Grupa Kety SA.....................................   3,717    299,427
*   Grupa Lotos SA....................................  63,135    527,793
#*  Hawe SA...........................................  30,550     10,831
*   Impexmetal SA.....................................  60,302     49,455
    ING Bank Slaski SA................................   9,305    309,202
#*  Integer.pl SA.....................................     995     35,428
    Inter Cars SA.....................................   1,278     83,707
*   Jastrzebska Spolka Weglowa SA.....................   8,242     25,874
    Kernel Holding SA.................................  22,723    263,234
    KGHM Polska Miedz SA..............................  77,531  1,948,384
    Kopex SA..........................................   6,846     13,058
    KRUK SA...........................................   3,251    149,675
*   LC Corp. SA.......................................  15,461      8,293
#   LPP SA............................................     264    539,079
#   Lubelski Wegiel Bogdanka SA.......................  16,449    228,362
*   mBank SA..........................................   3,098    310,499
#*  Midas SA..........................................  61,466     10,245
    Netia SA.......................................... 149,222    223,614
    Neuca SA..........................................   1,039     82,286
    Orange Polska SA.................................. 249,511    537,680
    Orbis SA..........................................   5,719     89,630
    Pelion SA.........................................   2,616     48,663
    PGE Polska Grupa Energetyczna SA.................. 277,679  1,304,550
*   Polnord SA........................................  15,994     43,376
*   Polski Koncern Miesny Duda SA.....................   3,271      5,270
    Polski Koncern Naftowy Orlen SA................... 107,523  2,168,438
    Polskie Gornictwo Naftowe i Gazownictwo SA........ 456,050    760,010

                                     1295

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
POLAND -- (Continued)
    Powszechna Kasa Oszczednosci Bank Polski SA....... 298,073 $ 2,307,934
    Powszechny Zaklad Ubezpieczen SA..................  12,510   1,429,557
*   Rafako SA.........................................  13,729      25,083
    Stalprodukt SA....................................     290      33,717
    Synthos SA........................................ 281,624     351,878
    Tauron Polska Energia SA.......................... 577,358     580,148
*   Trakcja SA........................................  23,580      57,845
#   TVN SA............................................  69,193     364,108
*   Vistula Group SA..................................  38,504      24,504
    Warsaw Stock Exchange.............................  10,259     132,890
    Wawel SA..........................................     202      67,322
    Zespol Elektrowni Patnow Adamow Konin SA..........   2,460      12,605
                                                               -----------
TOTAL POLAND..........................................          22,293,849
                                                               -----------
RUSSIA -- (1.2%)
    Etalon Group, Ltd. GDR............................  43,628      82,768
    Eurasia Drilling Co., Ltd. GDR....................  24,216     377,887
    Gazprom PAO Sponsored ADR......................... 502,508   2,310,143
*   Globaltrans Investment P.L.C......................  24,527      88,175
    Lukoil PJSC Sponsored ADR.........................  34,269   1,411,148
    Magnitogorsk Iron & Steel Works OJSC GDR..........  30,447     123,467
*   Mail.ru Group, Ltd. GDR...........................   5,360     100,338
*   Mechel Sponsored ADR..............................   9,076       8,839
    MegaFon PJSC GDR..................................  16,432     203,334
    MMC Norilsk Nickel PJSC ADR.......................  57,691     890,034
    Novolipetsk Steel OJSC GDR........................  19,731     259,060
    O'Key Group SA GDR................................   6,334      17,007
    Phosagro OAO GDR..................................   6,301      85,538
    PIK Group GDR.....................................  32,068      83,988
    Rosneft OAO GDR................................... 149,390     573,194
    Rostelecom PJSC Sponsored ADR.....................  14,983     123,516
    RusHydro JSC ADR.................................. 242,650     216,156
    Sberbank of Russia Sponsored ADR.................. 267,075   1,313,989
    Severstal PAO GDR.................................  54,009     608,362
    Tatneft OAO Sponsored ADR.........................  38,023   1,113,318
    TMK OAO GDR.......................................  13,562      52,577
    Uralkali PJSC GDR.................................   4,938      65,195
    VimpelCom, Ltd.................................... 128,593     743,268
    VTB Bank JSC GDR.................................. 162,216     381,071
*   X5 Retail Group NV GDR............................  20,699     369,260
                                                               -----------
TOTAL RUSSIA..........................................          11,601,632
                                                               -----------
SOUTH AFRICA -- (7.9%)
    Adcorp Holdings, Ltd..............................  41,617     104,924
    Advtech, Ltd...................................... 120,102     116,252
    Aeci, Ltd.........................................  63,517     543,412
*   African Bank Investments, Ltd..................... 282,387       1,297
    African Oxygen, Ltd...............................  36,963      37,907
    African Rainbow Minerals, Ltd.....................  38,510     211,555
    Allied Electronics Corp., Ltd.....................   1,837       1,346
*   Anglo American Platinum, Ltd......................  12,318     256,325
*   AngloGold Ashanti, Ltd. Sponsored ADR............. 279,589   1,711,085

                                     1296

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
SOUTH AFRICA -- (Continued)
*   ArcelorMittal South Africa, Ltd...................    80,972 $   93,516
#   Assore, Ltd.......................................    15,789    105,321
    Astral Foods, Ltd.................................    33,421    441,956
*   Attacq, Ltd.......................................    28,041     48,787
*   Aveng, Ltd........................................   235,423    119,763
    AVI, Ltd..........................................   227,918  1,436,608
#   Barclays Africa Group, Ltd........................   113,902  1,674,519
    Barloworld, Ltd...................................   140,265    995,140
    Bidvest Group, Ltd. (The).........................   144,965  3,520,118
    Blue Label Telecoms, Ltd..........................   103,795     72,093
*   Brait SE..........................................     1,419     17,129
    Business Connexion Group, Ltd.....................    65,032     32,077
    Capitec Bank Holdings, Ltd........................    19,414    714,892
    Cashbuild, Ltd....................................    13,287    317,152
    Caxton and CTP Publishers and Printers, Ltd.......    26,485     43,988
    City Lodge Hotels, Ltd............................    18,948    211,626
    Clicks Group, Ltd.................................   143,102  1,089,067
    Clover Industries, Ltd............................    39,657     56,614
*   Consolidated Infrastructure Group, Ltd............     6,383     15,621
    Coronation Fund Managers, Ltd.....................   118,945    727,565
    DataTec, Ltd......................................   116,211    625,914
    Discovery, Ltd....................................   143,592  1,538,567
    Distribution and Warehousing Network, Ltd.........    43,764     21,797
    DRDGOLD, Ltd......................................   182,887     23,797
    DRDGOLD, Ltd. Sponsored ADR.......................     1,600      2,032
    EOH Holdings, Ltd.................................    42,393    576,995
*   Eqstra Holdings, Ltd..............................   158,948     28,340
*   Evraz Highveld Steel and Vanadium, Ltd............     5,882        767
    Exxaro Resources, Ltd.............................    95,831    566,096
    Famous Brands, Ltd................................    44,364    452,183
    FirstRand, Ltd.................................... 1,150,962  4,972,210
    Foschini Group, Ltd. (The)........................   115,754  1,315,247
    Gold Fields, Ltd..................................     8,786     24,002
    Gold Fields, Ltd. Sponsored ADR...................   486,866  1,343,750
    Grand Parade Investments, Ltd.....................   129,827     62,178
    Grindrod, Ltd.....................................   236,646    249,775
    Group Five, Ltd...................................    65,971    122,586
    Growthpoint Properties, Ltd.......................    45,686     99,975
#*  Harmony Gold Mining Co., Ltd......................    67,770     64,409
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR.......   152,302    151,982
    Holdsport, Ltd....................................     9,243     37,500
*   Howden Africa Holdings, Ltd.......................     3,943      8,565
    Hudaco Industries, Ltd............................    14,695    147,060
    Hulamin, Ltd......................................    71,054     29,898
    Iliad Africa, Ltd.................................    37,928     29,032
    Illovo Sugar, Ltd.................................    84,521     89,154
*   Impala Platinum Holdings, Ltd.....................   166,852    598,857
    Imperial Holdings, Ltd............................    91,177  1,223,734
    Investec, Ltd.....................................    88,655    802,827
    Invicta Holdings, Ltd.............................    13,603     67,680
    JSE, Ltd..........................................    22,915    266,787
    KAP Industrial Holdings, Ltd......................    51,233     25,246
#   Kumba Iron Ore, Ltd...............................    22,050    188,637

                                     1297

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH AFRICA -- (Continued)
#   Lewis Group, Ltd..................................  66,807 $  302,948
    Liberty Holdings, Ltd.............................  62,350    700,262
    Massmart Holdings, Ltd............................  77,472    820,695
    Merafe Resources, Ltd............................. 213,666     13,749
    Metair Investments, Ltd...........................  99,977    282,705
    MMI Holdings, Ltd................................. 523,806  1,218,798
    Mondi, Ltd........................................  63,297  1,514,634
    Mpact, Ltd........................................  82,793    294,784
    Mr Price Group, Ltd............................... 101,030  2,011,992
    Murray & Roberts Holdings, Ltd.................... 185,801    190,613
    Nampak, Ltd....................................... 246,160    619,663
    Naspers, Ltd. Class N.............................  28,711  4,001,259
    Nedbank Group, Ltd................................  66,660  1,326,831
*   Northam Platinum, Ltd............................. 242,857    657,940
    Oceana Group, Ltd.................................  28,591    225,890
#   Omnia Holdings, Ltd...............................  33,428    462,204
    Peregrine Holdings, Ltd........................... 125,268    327,481
    Petmin, Ltd.......................................  40,487      4,212
    Pick n Pay Stores, Ltd............................ 139,634    652,934
*   Pinnacle Holdings, Ltd............................  68,212     65,334
    Pioneer Foods, Ltd................................  34,575    541,070
#   PPC, Ltd.......................................... 379,210    674,579
    PSG Group, Ltd....................................  43,101    680,292
*   Quantum Foods Holdings, Ltd.......................  31,128      8,022
    Raubex Group, Ltd.................................  60,098     87,252
    RCL Foods, Ltd....................................  19,226     25,928
    Reunert, Ltd......................................  95,101    474,824
*   Royal Bafokeng Platinum, Ltd......................  22,124     63,440
    Sanlam, Ltd....................................... 523,845  2,767,499
    Santam, Ltd.......................................  20,229    342,287
*   Sappi, Ltd........................................ 258,478    849,352
*   Sappi, Ltd. Sponsored ADR......................... 140,883    439,555
    Sasol, Ltd........................................  12,915    445,837
    Sasol, Ltd. Sponsored ADR......................... 148,979  5,136,796
    Shoprite Holdings, Ltd............................ 194,176  2,576,731
    Sibanye Gold, Ltd................................. 325,559    424,276
    Sibanye Gold, Ltd. Sponsored ADR..................  60,267    322,428
    Spar Group, Ltd. (The)............................  95,293  1,490,143
    Spur Corp., Ltd...................................  38,177    112,552
    Standard Bank Group, Ltd.......................... 328,131  3,940,571
#   Steinhoff International Holdings, Ltd............. 634,845  3,838,303
*   Super Group, Ltd.................................. 249,087    697,302
    Telkom SA SOC, Ltd................................ 160,370    779,144
    Tiger Brands, Ltd.................................  72,639  1,632,814
    Tiso Blackstar Group SE...........................   3,023      3,045
    Tongaat Hulett, Ltd...............................  44,363    427,048
    Trencor, Ltd......................................  59,999    283,696
    Truworths International, Ltd...................... 171,614  1,159,772
    Vodacom Group, Ltd................................  78,014    901,951
    Wilson Bayly Holmes-Ovcon, Ltd....................  35,240    265,653
    Woolworths Holdings, Ltd.......................... 269,101  2,107,837

                                     1298

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH AFRICA -- (Continued)
    Zeder Investments, Ltd............................ 183,167 $   124,954
                                                               -----------
TOTAL SOUTH AFRICA....................................          79,795,115
                                                               -----------
SOUTH KOREA -- (14.1%)
    Able C&C Co., Ltd.................................   1,749      32,505
#*  Advanced Process Systems Corp.....................   3,786      26,756
    Aekyung Petrochemical Co., Ltd....................     614      31,588
#   AfreecaTV Co., Ltd................................   5,664     160,888
#*  Agabang&Company...................................   8,058      77,595
    Ahn-Gook Pharmaceutical Co., Ltd..................   1,301      23,507
#   Ahnlab, Inc.......................................     934      38,182
#*  AJ Rent A Car Co., Ltd............................   8,768     109,015
    AK Holdings, Inc..................................   1,303     102,653
#*  ALUKO Co., Ltd....................................  14,441      99,001
#*  Aminologics Co., Ltd..............................  21,772      25,532
    Amorepacific Corp.................................   4,880   1,720,387
    AMOREPACIFIC Group................................   5,880     981,022
*   Amotech Co., Ltd..................................   3,455      51,035
*   Anam Electronics Co., Ltd.........................  10,750      10,615
    Anapass, Inc......................................   4,285      37,557
    Asia Cement Co., Ltd.(BGCB6C6)....................     525      51,526
    Asia Cement Co., Ltd.(6057152)....................     865     102,118
    Asia Paper Manufacturing Co., Ltd.................   3,151      58,247
*   Asiana Airlines, Inc..............................  39,390     200,418
    AtlasBX Co., Ltd..................................   3,493     106,385
*   AUK Corp..........................................   5,660      10,655
    Autech Corp.......................................   3,629      19,764
    Avaco Co., Ltd....................................   7,631      21,509
    Baiksan Co., Ltd..................................   4,640      20,474
#*  Basic House Co., Ltd. (The).......................   4,018      48,731
*   BH Co., Ltd.......................................   5,471      27,363
#*  BHI Co., Ltd......................................   3,652      13,351
    Binggrae Co., Ltd.................................   1,526     107,216
#   Bioland, Ltd......................................   2,817      79,154
#   Bluecom Co., Ltd..................................   3,649      53,884
    BNK Financial Group, Inc..........................  76,453     898,721
*   Boryung Medience Co., Ltd.........................   1,572      42,024
    Boryung Pharmaceutical Co., Ltd...................     850      49,765
    Bukwang Pharmaceutical Co., Ltd...................   3,489      79,071
    Busan City Gas Co., Ltd...........................     621      19,282
    BYC Co., Ltd......................................      40      11,506
    Byucksan Corp.....................................  12,209     107,447
#*  CammSys Corp......................................  24,019      37,388
#*  Capro Corp........................................  11,976      29,844
*   Celltrion Pharm, Inc..............................   1,698      22,944
#*  Celltrion, Inc....................................   4,464     295,817
#*  Cheil Worldwide, Inc..............................  22,931     375,499
*   Chemtronics Co., Ltd..............................   4,981      30,219
#*  China Great Star International, Ltd...............  44,063      89,560
#*  China Ocean Resources Co., Ltd....................  49,842     159,071
    Chokwang Paint, Ltd...............................   2,052      37,499
    Chong Kun Dang Pharmaceutical Corp................     656      45,917

                                     1299

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES  VALUE++
                                                         ------ ----------
SOUTH KOREA -- (Continued)
    Chongkundang Holdings Corp..........................    871 $   73,635
    Choong Ang Vaccine Laboratory.......................  1,502     23,670
    Chosun Refractories Co., Ltd........................     53      4,658
#   CJ CGV Co., Ltd.....................................  5,424    543,393
    CJ CheilJedang Corp.................................  3,286  1,156,346
    CJ Corp.............................................  1,294    338,869
*   CJ E&M Corp.........................................  7,699    487,724
    CJ Freshway Corp....................................    465     27,961
    CJ Hellovision Co., Ltd.............................  2,059     22,606
*   CJ Korea Express Co., Ltd...........................  1,117    164,210
    CJ O Shopping Co., Ltd..............................  1,739    301,941
*   CJ Seafood Corp.....................................  9,592     38,370
    CKD Bio Corp........................................  1,321     28,291
#*  Com2uSCorp..........................................  2,628    279,820
    Cosmax BTI, Inc.....................................  1,088     85,279
    Cosmax, Inc.........................................    977    169,590
*   Cosmochemical Co., Ltd..............................  2,170     10,611
    Coway Co., Ltd...................................... 12,617  1,053,288
    Credu Corp..........................................    719     37,814
    Crown Confectionery Co., Ltd........................    339    232,688
    D.I Corp............................................  2,657     18,288
    Dae Dong Industrial Co., Ltd........................  2,845     28,485
    Dae Han Flour Mills Co., Ltd........................    482     96,525
*   Dae Won Chemical Co., Ltd...........................  7,159     23,847
    Dae Won Kang Up Co., Ltd............................  7,054     28,971
*   Dae Young Packaging Co., Ltd........................ 31,775     31,901
*   Dae-Il Corp.........................................  4,150     19,333
*   Daea TI Co., Ltd.................................... 18,837     23,482
*   Daechang Co., Ltd................................... 19,890     15,077
    Daeduck Electronics Co.............................. 13,366     82,545
    Daeduck GDS Co., Ltd................................ 10,025     77,758
    Daegu Department Store..............................  3,040     40,300
    Daehan Steel Co., Ltd...............................  5,070     47,327
*   Daekyung Machinery & Engineering Co., Ltd........... 11,720     16,862
    Daelim Industrial Co., Ltd.......................... 11,275    718,342
    Daeryuk Can Co., Ltd................................    369      2,781
    Daesang Corp........................................  7,320    222,569
#   Daesang Holdings Co., Ltd...........................  4,885     97,554
    Daewon Cable Co., Ltd...............................  9,519     21,977
    Daewon Pharmaceutical Co., Ltd......................  2,131     43,836
    Daewon San Up Co., Ltd..............................  3,198     18,289
#*  Daewoo Engineering & Construction Co., Ltd.......... 25,844    152,606
    Daewoo Securities Co., Ltd.......................... 59,197    735,265
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd... 37,312    221,787
    Daewoong Co., Ltd...................................    324     22,567
    Daewoong Pharmaceutical Co., Ltd....................    856     65,591
    Daihan Pharmaceutical Co., Ltd......................  1,880     30,931
    Daishin Securities Co., Ltd......................... 24,273    222,487
    Daou Technology, Inc................................  4,860    124,843
#*  Dasan Networks, Inc.................................  9,337     50,368
#   Daum Kakao Corp.....................................  2,449    252,657
#   Dawonsys Co., Ltd...................................  4,253    156,369
#   Dayou Automotive Seat Technology Co., Ltd........... 27,800     51,273

                                     1300

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
    DCM Corp..........................................  1,241 $   18,680
    DGB Financial Group, Inc.......................... 79,104    759,007
    DHP Korea Co., Ltd................................  2,047     22,015
    Digital Chosun Co., Ltd...........................  4,780     18,784
    Digital Power Communications Co., Ltd.............  2,018      9,668
*   DNF Co., Ltd......................................    939     20,269
    Dong Ah Tire & Rubber Co., Ltd....................  2,368     49,665
    Dong-Ah Geological Engineering Co., Ltd...........  1,200      8,503
    Dong-Il Corp......................................     89      6,032
#*  Dongaone Co., Ltd.................................  8,260     19,339
#*  Dongbu HiTek Co., Ltd.............................  9,281    135,815
    Dongbu Insurance Co., Ltd......................... 19,982    949,902
    Dongbu Securities Co., Ltd........................ 17,601     84,664
#*  Dongbu Steel Co., Ltd.............................  6,368     18,641
    Dongil Industries Co., Ltd........................    510     32,778
    Dongjin Semichem Co., Ltd......................... 13,855     74,511
*   Dongkook Industrial Co., Ltd......................  2,420      5,713
    DongKook Pharmaceutical Co., Ltd..................    969     51,027
    Dongkuk Industries Co., Ltd....................... 12,588     36,739
#*  Dongkuk Steel Mill Co., Ltd....................... 31,729    164,375
    Dongkuk Structures & Construction Co., Ltd........ 16,978     48,642
    Dongsuh Cos., Inc.................................  2,652     94,337
    DONGSUNG Corp.....................................  9,309     55,798
*   Dongwha Enterprise Co., Ltd.......................    583     30,704
    Dongwha Pharm Co., Ltd............................  7,521     52,537
    Dongwon F&B Co., Ltd..............................    484    191,440
#   Dongwon Industries Co., Ltd.......................    414    129,366
    Dongyang E&P, Inc.................................  3,315     37,681
#   Doosan Corp.......................................  4,386    384,305
#*  Doosan Engine Co., Ltd............................ 14,892     66,008
    Doosan Engineering & Construction Co., Ltd........  1,599     11,009
    Doosan Heavy Industries & Construction Co., Ltd... 26,104    447,970
#*  Doosan Infracore Co., Ltd......................... 55,602    361,962
*   Dragonfly GF Co., Ltd.............................  1,460     14,577
    DRB Holding Co., Ltd..............................  1,915     21,281
*   Duk San Neolux Co., Ltd...........................  2,245     30,052
*   Duksan Hi-Metal Co., Ltd..........................  1,648     11,735
    DuzonBIzon Co., Ltd...............................  8,849    161,413
    DY Corp...........................................  8,095     44,867
*   DY POWER Corp.....................................  4,333     38,864
    e Tec E&C, Ltd....................................    408     61,621
    e-LITECOM Co., Ltd................................  4,314     69,474
    E-Mart Co., Ltd...................................  5,257  1,074,504
#*  e-Starco Co., Ltd................................. 18,549     41,606
    E1 Corp...........................................  1,099     64,946
    Eagon Industries Co., Ltd.........................  3,370     77,122
#   Easy Bio, Inc..................................... 21,977    141,398
*   Ecopro Co., Ltd...................................  3,593     26,188
    EG Corp...........................................    835      9,113
#*  ELK Corp..........................................  9,669     25,777
*   EM-Tech Co., Ltd..................................  1,264      8,196
#*  EMKOREA Co., Ltd..................................  5,967     26,782
    ENF Technology Co., Ltd...........................  4,574     77,323

                                     1301

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
    Eo Technics Co., Ltd..............................  3,483 $  340,338
    Eugene Corp....................................... 19,325    103,238
#*  Eugene Investment & Securities Co., Ltd........... 42,469    131,408
    Eugene Technology Co., Ltd........................  7,096     89,947
*   Eusu Holdings Co., Ltd............................  5,554     44,939
    EVERDIGM Corp.....................................  5,254     56,418
    F&F Co., Ltd......................................  1,487     21,769
*   Farmsco...........................................  1,782     29,380
#   Fila Korea, Ltd...................................  2,525    221,045
*   Fine Technix Co., Ltd.............................  3,186      8,450
#*  Finetex EnE, Inc..................................  7,780     20,741
#*  Flexcom, Inc......................................  4,293     10,963
#*  Foosung Co., Ltd..................................  5,202     18,322
    Fursys, Inc.......................................  1,797     53,546
#*  Gamevil, Inc......................................  1,073     84,864
    Gaon Cable Co., Ltd...............................    930     18,103
#*  Genic Co., Ltd....................................  1,991     47,774
    GIIR, Inc.........................................  2,100     16,071
    Global & Yuasa Battery Co., Ltd...................  2,956    100,776
    Global Display Co., Ltd...........................  6,155     23,581
*   GNCO Co., Ltd..................................... 18,494     21,682
*   Golfzon Co., Ltd..................................  1,284    119,411
#   GOLFZONYUWONHOLDINGS Co., Ltd.....................  6,253     61,851
*   GS Engineering & Construction Corp................ 26,860    600,937
    GS Global Corp....................................  7,260     44,364
    GS Holdings Corp.................................. 19,642    765,111
    GS Home Shopping, Inc.............................    833    144,310
#   GS retail Co., Ltd................................  7,857    350,975
    Gwangju Shinsegae Co., Ltd........................    188     51,456
#*  Halla Corp........................................  8,194     33,006
    Halla Holdings Corp...............................  3,280    144,650
    Halla Visteon Climate Control Corp................  8,482    263,424
#   Han Kuk Carbon Co., Ltd........................... 15,211     87,957
#   Hana Financial Group, Inc......................... 62,820  1,567,440
    Hana Micron, Inc.................................. 11,094     73,187
    Hana Tour Service, Inc............................  3,641    541,509
    Hancom, Inc.......................................  5,785    103,348
    Handok, Inc.......................................  1,292     35,470
    Handsome Co., Ltd.................................  6,136    208,459
    Hanil Cement Co., Ltd.............................  1,489    160,912
#* Hanjin Heavy Industries & Construction Co., Ltd... 31,758 123,178 Hanjin Heavy Industries & Construction Holdings
      Co., Ltd........................................  6,254     40,289
#   Hanjin Kal Corp................................... 12,210    296,045
*   Hanjin Shipping Co., Ltd.......................... 11,804     50,979
    Hanjin Transportation Co., Ltd....................  3,487    142,839
    Hankook Shell Oil Co., Ltd........................    326    128,774
    Hankook Tire Co., Ltd............................. 20,175    700,470
    Hankuk Glass Industries, Inc......................    192      4,408
    Hankuk Paper Manufacturing Co., Ltd...............    770     23,672
    Hanmi Semiconductor Co., Ltd......................  2,926     25,759
    Hansae Co., Ltd...................................  7,474    332,608
    Hansae Yes24 Holdings Co., Ltd....................  6,460    153,592
*   Hanshin Construction..............................    967     19,687

                                     1302

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
    Hansol Chemical Co., Ltd..........................  1,852 $  131,906
*   Hansol Holdings Co., Ltd.......................... 15,003    114,640
#*  Hansol HomeDeco Co., Ltd.......................... 40,610     59,794
    Hansol Logistics Co., Ltd.........................  3,697     15,522
*   Hansol Paper Co., Ltd.............................  7,582    126,885
*   Hansol Technics Co., Ltd..........................  4,977     83,140
    Hanssem Co., Ltd..................................  2,793    710,138
    Hanwha Chemical Corp.............................. 59,266  1,048,038
    Hanwha Galleria Timeworld Co., Ltd................    646     82,783
*   Hanwha General Insurance Co., Ltd................. 16,316     89,503
    Hanwha Investment & Securities Co., Ltd........... 30,410    150,113
    Hanwha Life Insurance Co., Ltd.................... 88,734    631,965
    Hanyang Eng Co., Ltd..............................  5,602     58,131
    Hanyang Securities Co., Ltd.......................  1,030      7,590
*   Harim Co., Ltd....................................  5,229     20,020
*   Harim Holdings Co., Ltd........................... 17,931     77,984
    Heung-A Shipping Co., Ltd......................... 25,938     70,886
    High Tech Pharm Co., Ltd..........................  1,281     18,813
    HMC Investment Securities Co., Ltd................  7,873     71,500
#   Hotel Shilla Co., Ltd.............................  6,431    691,642
*   HS Industries Co., Ltd............................  9,091     33,072
    HS R&A Co., Ltd...................................  2,433     66,173
    Huchems Fine Chemical Corp........................  7,590    147,877
    Humax Co., Ltd....................................  6,157     86,745
    Huons Co., Ltd....................................  1,658    153,093
    Husteel Co., Ltd..................................    424      7,351
    Huvis Corp........................................  5,498     40,543
    Huvitz Co., Ltd...................................  1,959     36,255
    Hwa Shin Co., Ltd................................. 11,649     61,320
    HwaSung Industrial Co., Ltd.......................  5,837    127,362
    Hy-Lok Corp.......................................  3,117     89,093
    Hyosung Corp...................................... 10,454  1,275,489
    Hyundai BNG Steel Co., Ltd........................  4,392     39,109
#   Hyundai Corp......................................  3,868     95,735
#   Hyundai Department Store Co., Ltd.................  5,072    640,562
    Hyundai Development Co............................ 14,514    872,673
    Hyundai Engineering & Construction Co., Ltd....... 17,183    505,427
    Hyundai Engineering Plastics Co., Ltd.............  8,090     60,882
    Hyundai Glovis Co., Ltd...........................  3,061    511,065
#   Hyundai Greenfood Co., Ltd........................ 16,366    337,920
#*  Hyundai Heavy Industries Co., Ltd.................  7,008    581,290
    Hyundai Home Shopping Network Corp................  1,632    170,793
    Hyundai Hy Communications & Networks Co., Ltd..... 14,610     50,475
#   Hyundai Livart Furniture Co., Ltd.................  4,340    234,990
    Hyundai Marine & Fire Insurance Co., Ltd.......... 25,551    693,622
#*  Hyundai Merchant Marine Co., Ltd.................. 15,292     81,775
    Hyundai Mobis Co., Ltd............................ 12,558  2,291,037
*   Hyundai Rotem Co., Ltd............................  2,413     36,209
#   Hyundai Securities Co., Ltd....................... 69,009    506,754
    Hyundai Steel Co.................................. 21,313  1,063,948
    Hyundai Wia Corp..................................  6,780    621,570
*   Hyunjin Materials Co., Ltd........................  4,358      7,845
    HyVision System, Inc..............................  2,485     22,593

                                     1303

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
*   i-SENS, Inc.......................................    347 $   16,669
    ICD Co., Ltd......................................  3,057     16,789
    Iljin Electric Co., Ltd...........................  9,122     43,090
    Iljin Holdings Co., Ltd...........................  4,660     40,176
#*  Iljin Materials Co., Ltd..........................  5,710     33,681
    Ilshin Spinning Co., Ltd..........................    586    100,978
*   IM Co., Ltd.......................................  5,419     16,664
    iMarketKorea, Inc.................................  4,690    122,968
    InBody Co., Ltd...................................  2,223     91,282
    Industrial Bank of Korea.......................... 47,121    557,648
#*  Infinitt Healthcare Co., Ltd......................  5,114     42,458
#*  Infopia Co., Ltd..................................  2,026     26,069
*   Infraware, Inc....................................  5,651     22,267
#*  InkTec Co., Ltd...................................  2,097     11,382
    Innochips Technology, Inc.........................  2,027     19,274
*   InnoWireless, Inc.................................  1,034      9,868
*   Innox Corp........................................  4,610     43,091
#*  Insun ENT Co., Ltd................................ 10,668     62,439
    Intelligent Digital Integrated Securities Co.,
      Ltd.............................................  2,551     41,545
#*  Interflex Co., Ltd................................  5,193     46,798
    Interojo Co., Ltd.................................  1,640     55,923
    Interpark Holdings Corp........................... 12,296    112,900
    INTOPS Co., Ltd...................................  1,868     25,340
    Inzi Controls Co., Ltd............................  2,210      9,460
    INZI Display Co., Ltd.............................  5,255      8,468
    Iones Co., Ltd....................................  1,008     20,270
    IS Dongseo Co., Ltd...............................  4,318    303,734
    ISC Co., Ltd......................................    278     10,520
    ISU Chemical Co., Ltd.............................  5,540     50,478
    IsuPetasys Co., Ltd............................... 15,340     78,318
    Jahwa Electronics Co., Ltd........................  8,378     81,301
    JB Financial Group Co., Ltd....................... 27,985    153,511
*   Jcontentree Corp.................................. 33,392    146,931
    Jinsung T.E.C.....................................  1,807      8,786
*   Jusung Engineering Co., Ltd.......................  9,399     35,314
*   JVM Co., Ltd......................................  1,013     48,966
*   JYP Entertainment Corp............................  2,036      8,849
    KB Capital Co., Ltd...............................  4,325     86,255
    KB Financial Group, Inc........................... 11,853    372,397
    KB Financial Group, Inc. ADR...................... 47,792  1,504,970
#   KB Insurance Co., Ltd............................. 22,704    547,152
*   KC Cottrell Co., Ltd..............................  2,610     17,016
    KC Green Holdings Co., Ltd........................  5,270     38,378
#   KC Tech Co., Ltd.................................. 11,768    121,904
    KCC Engineering & Construction Co., Ltd...........  4,872     35,783
#*  KCP Co., Ltd......................................  4,719    155,227
*   KEC Corp..........................................  5,232      5,891
    KEPCO Engineering & Construction Co., Inc.........  2,757     66,410
    KEPCO Plant Service & Engineering Co., Ltd........  4,724    474,588
    Keyang Electric Machinery Co., Ltd................  8,060     33,781
#*  KEYEAST Co., Ltd.................................. 13,610     51,048
    KG Chemical Corp..................................  2,680     50,126
#   KGMobilians Co., Ltd..............................  4,423     73,806

                                     1304

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
#   KH Vatec Co., Ltd.................................  7,375 $   97,681
    KISCO Corp........................................  1,340     64,250
    KISCO Holdings Co., Ltd...........................     63      3,727
    Kishin Corp.......................................    757      4,721
    KISWIRE, Ltd......................................  3,350    149,332
    KIWOOM Securities Co., Ltd........................  3,302    185,369
*   KMH Co., Ltd......................................  4,639     46,791
#*  KMW Co., Ltd......................................  4,421     34,085
    Koentec Co., Ltd.................................. 13,257     39,223
    Koh Young Technology, Inc.........................  4,480    165,625
#   Kolao Holdings....................................  4,818     89,939
#   Kolon Corp........................................  1,966    103,429
    Kolon Industries, Inc.............................  9,322    434,912
#   Kolon Life Science, Inc...........................  1,055    162,431
    KONA I Co., Ltd...................................  4,582    181,433
    Korea Cast Iron Pipe Industries Co., Ltd..........  1,683     21,313
    Korea Circuit Co., Ltd............................  7,389     53,246
    Korea District Heating Corp.......................  1,606    100,990
    Korea Electric Power Corp......................... 15,780    682,310
    Korea Electric Power Corp. Sponsored ADR.......... 56,037  1,207,597
    Korea Electric Terminal Co., Ltd..................  1,985    173,380
    Korea Electronic Certification Authority, Inc.....  4,271     14,382
    Korea Electronic Power Industrial Development
      Co., Ltd........................................  5,312     18,893
    Korea Flange Co., Ltd.............................  2,351     31,741
    Korea Gas Corp....................................  9,730    351,489
*   Korea Information & Communications Co., Ltd.......  3,785     65,654
    Korea Investment Holdings Co., Ltd................ 12,148    648,072
    Korea Kolmar Co., Ltd.............................  4,975    435,546
    Korea Kolmar Holdings Co., Ltd....................  1,344     86,879
*   Korea Line Corp...................................  6,199    123,505
    Korea Petro Chemical Ind..........................  1,367    211,291
    Korea United Pharm, Inc...........................  2,571     56,253
    Korea Zinc Co., Ltd...............................  1,495    631,658
*   Korean Air Lines Co., Ltd.........................  2,791     83,733
    Korean Reinsurance Co............................. 44,944    567,607
    Kortek Corp.......................................  2,014     26,491
    KPX Chemical Co., Ltd.............................    618     30,010
*   KT Corp...........................................  2,060     53,826
*   KT Corp. Sponsored ADR............................ 50,580    661,081
*   KT Hitel Co., Ltd.................................  1,730     16,588
    KT Skylife Co., Ltd...............................  9,626    196,654
#*  KTB Investment & Securities Co., Ltd.............. 28,137     96,405
    Kukdo Chemical Co., Ltd...........................  1,317     91,038
    Kukdong Oil & Chemicals Co., Ltd..................    505     13,053
*   Kumho Electric Co., Ltd...........................  1,900     29,288
    Kumho Petrochemical Co., Ltd......................  2,725    141,211
#*  Kumho Tire Co., Inc............................... 44,656    257,770
    Kumkang Kind Co., Ltd.............................    967     76,971
    Kunsul Chemical Industrial Co., Ltd...............  1,359     60,850
    Kwang Dong Pharmaceutical Co., Ltd................  7,288     90,473
#*  Kwang Myung Electric Engineering Co., Ltd......... 10,100     20,488
*   Kwangju Bank......................................  9,756     63,359
*   Kyeryong Construction Industrial Co., Ltd.........  1,581     14,692

                                     1305

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH KOREA -- (Continued)
#   Kyobo Securities Co., Ltd.........................  11,174 $  112,299
#   Kyung Dong Navien Co., Ltd........................   1,630     46,107
#   Kyung-In Synthetic Corp...........................   3,940     15,201
#   Kyungbang, Ltd....................................     283     58,118
    Kyungchang Industrial Co., Ltd....................   7,192     40,120
    KyungDong City Gas Co., Ltd.......................     888     84,195
    Kyungdong Pharm Co., Ltd..........................   2,090     43,509
#*  LB Semicon, Inc...................................  16,693     21,993
#   LEENO Industrial, Inc.............................   4,085    161,579
    LF Corp...........................................   9,022    269,755
    LG Chem, Ltd......................................   9,258  1,979,395
    LG Display Co., Ltd...............................  36,833    696,210
    LG Display Co., Ltd. ADR.......................... 168,548  1,613,004
#   LG Hausys, Ltd....................................   2,379    361,018
    LG Household & Health Care, Ltd...................   2,134  1,562,686
#   LG Innotek Co., Ltd...............................   6,283    440,166
    LG International Corp.............................  13,208    325,952
*   LG Life Sciences, Ltd.............................   1,754    105,720
    LG Uplus Corp..................................... 108,252  1,069,318
*   LiHOM-CUCHEN Co., Ltd.............................   2,362     33,811
#   LMS Co., Ltd......................................   3,047     30,862
#   Lock & Lock Co., Ltd..............................   6,250     75,695
    Lotte Chemical Corp...............................   3,427    763,168
    Lotte Confectionery Co., Ltd......................     197    329,373
    Lotte Food Co., Ltd...............................     203    158,414
    LOTTE Himart Co., Ltd.............................   4,222    231,310
#*  Lotte Non-Life Insurance Co., Ltd.................  29,631     79,928
    Lotte Shopping Co., Ltd...........................   2,486    535,745
    LS Corp...........................................   8,003    268,734
#   Lumens Co., Ltd...................................  25,336     78,853
    Macquarie Korea Infrastructure Fund...............  98,886    667,670
#*  Macrogen, Inc.....................................   2,610     95,853
    Maeil Dairy Industry Co., Ltd.....................   2,055     66,906
    Mando Corp........................................   1,137    108,494
    Mcnex Co., Ltd....................................     758     22,373
    MDS Technology Co., Ltd...........................   1,077     25,952
    Medy-Tox, Inc.....................................     399    181,123
    MegaStudy Co., Ltd................................   1,272     39,744
*   MegaStudyEdu Co., Ltd.............................     693     43,995
#*  Melfas, Inc.......................................   8,686     28,972
    Meritz Finance Group, Inc.........................  14,701    200,713
#   Meritz Fire & Marine Insurance Co., Ltd...........  33,955    471,291
#   Meritz Securities Co., Ltd........................  56,485    281,963
    Mirae Asset Securities Co., Ltd...................   9,837    370,676
*   Miwon Specialty Chemical Co., Ltd.................      84     21,522
    MK Electron Co., Ltd..............................   6,340     40,998
*   MNTech Co., Ltd...................................   4,699     22,512
    Modetour Network, Inc.............................   3,499    117,326
*   Monalisa Co., Ltd.................................   4,836     19,828
    Moorim P&P Co., Ltd...............................  17,550     94,815
*   Moorim Paper Co., Ltd.............................   5,772     21,364
    Motonic Corp......................................   2,770     27,673
    Namhae Chemical Corp..............................   9,090     88,544

                                     1306

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
*   Namsun Aluminum Co., Ltd..........................  9,779 $    9,352
    Nanos Co., Ltd....................................    614      5,373
*   Naturalendo Tech Co., Ltd.........................  2,765     55,766
    NAVER Corp........................................  4,974  2,224,778
    NCSoft Corp.......................................  3,835    719,180
#*  Neowiz Games Corp.................................  6,687    123,311
*   NEPES Corp........................................ 10,486     59,472
    Nexen Corp........................................    995     74,014
#   Nexen Tire Corp................................... 18,210    217,877
#*  Nexolon Co., Ltd..................................  3,343      4,062
#*  Nexon GT Co., Ltd.................................  5,925     72,773
    NH Investment & Securities Co., Ltd............... 34,446    320,298
#*  NHN Entertainment Corp............................  2,577    124,948
    NICE Holdings Co., Ltd............................  9,254    175,853
    NICE Information Service Co., Ltd................. 21,377    224,329
#   NK Co., Ltd.......................................  3,712     21,585
    Nong Shim Holdings Co., Ltd.......................    885     94,360
    Nong Woo Bio Co., Ltd.............................  2,138     41,090
#   NongShim Co., Ltd.................................  1,440    382,698
    Noroo Holdings Co., Ltd...........................  1,493     41,840
    NOROO Paint & Coatings Co., Ltd...................  3,900     55,055
    NPC...............................................    363      1,956
#   OCI Co., Ltd......................................  4,965    411,600
    OCI Materials Co., Ltd............................  2,123    241,293
#*  OPTRON-TEC, Inc...................................  5,461     24,544
    Orion Corp........................................    807    797,727
*   Osstem Implant Co., Ltd...........................  4,499    229,985
    Ottogi Corp.......................................    307    216,263
*   Paik Kwang Industrial Co., Ltd....................  3,418      8,073
*   Pan Ocean Co., Ltd................................  1,502      5,571
#   Pan-Pacific Co., Ltd..............................  8,935     31,171
#*  PaperCorea, Inc................................... 55,279     45,384
#   Partron Co., Ltd.................................. 21,564    149,250
*   Paru Co., Ltd.....................................  4,576     15,947
#*  Posco M-Tech Co., Ltd............................. 17,041     35,381
*   Power Logics Co., Ltd............................. 10,464     35,418
    PSK, Inc..........................................  1,006      9,417
    Pulmuone Co., Ltd.................................    425     85,429
    Pyeong Hwa Automotive Co., Ltd....................  5,629     52,091
#*  Redrover Co., Ltd.................................  8,113     95,098
    RFsemi Technologies, Inc..........................  3,027     18,234
#   RFTech Co., Ltd...................................  2,754     15,421
    Romanson Co., Ltd.................................  1,768     22,505
*   S&C Engine Group, Ltd............................. 29,984     41,075
    S&T Corp..........................................    165      2,967
    S&T Holdings Co., Ltd.............................  1,841     36,453
    S&T Motiv Co., Ltd................................  3,016    164,382
    S-1 Corp..........................................  3,773    272,157
    S-Energy Co., Ltd.................................  3,611     23,283
*   S-MAC Co., Ltd....................................  6,155     41,114
    S-Oil Corp........................................  8,108    435,878
*   Sajo Industries Co., Ltd..........................  1,553    132,784
*   SAJOHAEPYO Corp...................................    466      8,072

                                     1307

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SOUTH KOREA -- (Continued)
    Sam Yung Trading Co., Ltd.........................  2,370 $    40,355
    Samchully Co., Ltd................................  1,080     115,701
    Samchuly Bicycle Co., Ltd.........................    680      14,208
    Samho Development Co., Ltd........................  6,107      17,821
*   Samho International Co., Ltd......................  2,443      52,980
    SAMHWA Paints Industrial Co., Ltd.................  3,040      53,147
#   Samick Musical Instruments Co., Ltd............... 14,805      58,585
    Samick THK Co., Ltd...............................  4,280      29,330
    Samjin Pharmaceutical Co., Ltd....................  3,303      84,433
    Samkwang Glass....................................    673      57,170
#   Samlip General Foods Co., Ltd.....................    861     255,830
    Samsung Card Co., Ltd.............................  3,297     109,010
#   Samsung Electro-Mechanics Co., Ltd................ 16,893     783,440
    Samsung Electronics Co., Ltd...................... 19,525  19,809,205
    Samsung Electronics Co., Ltd. GDR................. 16,921   8,572,993
#*  Samsung Engineering Co., Ltd......................  3,766      94,192
#   Samsung Fine Chemicals Co., Ltd...................  9,483     278,918
#   Samsung Fire & Marine Insurance Co., Ltd..........  8,767   2,097,223
#   Samsung Heavy Industries Co., Ltd................. 49,503     584,607
    Samsung Life Insurance Co., Ltd...................  9,065     828,685
#   Samsung SDI Co., Ltd..............................  9,370     688,007
    Samsung Securities Co., Ltd....................... 17,171     773,624
*   SAMT Co., Ltd.....................................  7,876      14,465
    Samyang Foods Co., Ltd............................  1,700      32,085
#   Samyang Holdings Corp.............................  1,889     310,033
    Samyang Tongsang Co., Ltd.........................    241      23,976
*   Samyoung Chemical Co., Ltd........................  6,670      10,217
#*  Sangbo Corp.......................................  5,778      23,401
*   Sansung Life & Science Co., Ltd...................  1,140      72,108
    SBS Contents Hub Co., Ltd.........................  3,097      39,026
    SBS Media Holdings Co., Ltd....................... 22,546      70,459
#*  SBW............................................... 23,330      25,691
    Seah Besteel Corp.................................  6,200     175,733
    SeAH Holdings Corp................................    419      71,438
    SeAH Steel Corp...................................  1,827     107,071
    Sebang Co., Ltd...................................  5,070      79,822
*   Seegene, Inc......................................  1,443      72,761
    Sejong Industrial Co., Ltd........................  6,842      60,004
    Sempio Foods Co...................................    710      42,031
#*  Seobu T&D.........................................  4,048      92,712
    Seohan Co., Ltd...................................  8,061      18,800
*   Seohee Construction Co., Ltd...................... 48,053      54,609
#*  Seoul Semiconductor Co., Ltd...................... 15,450     209,188
    SEOWONINTECH Co., Ltd.............................  4,409      43,826
    Seoyon Co., Ltd...................................  6,326      64,277
#*  Sewon Cellontech Co., Ltd.........................  9,450      50,018
    Sewon Precision Industry Co., Ltd.................  1,917      41,118
#   SEWOONMEDICAL Co., Ltd............................ 10,144      53,217
    SFA Engineering Corp..............................  2,564      92,045
#*  SG Corp........................................... 77,870      57,433
    SH Energy & Chemical Co., Ltd..................... 45,156      65,568
    Shin Heung Machine Co., Ltd.......................  1,336      10,083
    Shinhan Financial Group Co., Ltd.................. 38,789   1,388,147

                                     1308

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH KOREA -- (Continued)
    Shinhan Financial Group Co., Ltd. ADR.............  27,301 $  980,652
    Shinsegae Co., Ltd................................   3,659    650,517
*   Shinsegae Engineering & Construction Co., Ltd.....   1,168     59,514
    Shinsegae Information & Communication Co., Ltd....     372     56,350
    Shinsegae International Co., Ltd..................     432     50,681
#*  Shinsung Solar Energy Co., Ltd....................  31,936     34,251
*   Shinsung Tongsang Co., Ltd........................  52,297     69,976
*   Shinwha Intertek Corp.............................   7,862     17,146
*   Shinwon Corp......................................  19,797     29,046
*   SHOWBOX Corp......................................   7,238     52,732
*   Signetics Corp....................................  17,527     22,481
    SIGONG TECH Co., Ltd..............................   6,507     38,841
    Silicon Works Co., Ltd............................   3,521    102,366
    Silla Co., Ltd....................................   3,715     70,219
#*  Simm Tech Co., Ltd................................  10,196     82,429
    SIMPAC, Inc.......................................   8,170     42,637
    SJM Co., Ltd......................................   3,600     20,167
    SK C&C Co., Ltd...................................   1,643    431,188
#   SK Chemicals Co., Ltd.............................   6,147    371,853
#*  SK Communications Co., Ltd........................   4,426     36,776
#   SK Gas, Ltd.......................................   1,812    131,116
    SK Holdings Co., Ltd..............................  14,321  2,759,325
    SK Hynix, Inc..................................... 106,769  3,371,806
*   SK Innovation Co., Ltd............................  12,572  1,073,572
    SK Networks Co., Ltd..............................  38,009    235,596
#*  SK Securities Co., Ltd............................  90,181    100,666
    SK Telecom Co., Ltd...............................   2,440    523,657
    SK Telecom Co., Ltd. ADR..........................   2,201     52,802
    SKC Co., Ltd......................................   7,966    243,044
    SL Corp...........................................   6,142     80,802
#*  SM Culture & Contents Co., Ltd....................  13,542     29,069
#*  SM Entertainment Co...............................   5,480    148,467
*   Solborn, Inc......................................   6,643     45,458
    Solid, Inc........................................   6,454     32,422
    Songwon Industrial Co., Ltd.......................   6,210     54,381
    Soulbrain Co., Ltd................................   3,122    113,304
*   Ssangyong Cement Industrial Co., Ltd..............  11,218    192,949
*   Steel Flower Co., Ltd.............................   4,495      5,754
#*  STS Semiconductor & Telecommunications............  25,047     61,862
*   STX Corp..........................................   1,655      5,883
#*  STX Engine Co., Ltd...............................   1,164      6,972
#   Suheung Co., Ltd..................................   1,935     80,565
#   Sunchang Corp.....................................   3,976     74,068
    Sung Kwang Bend Co., Ltd..........................   8,371     74,497
*   Sungchang Enterprise Holdings, Ltd................   1,980     62,799
*   Sungshin Cement Co., Ltd..........................   7,455     95,488
    Sungwoo Hitech Co., Ltd...........................  18,826    145,120
    Sunjin Co., Ltd...................................   1,592     44,188
*   Suprema, Inc......................................   2,939     51,096
*   Synopex, Inc......................................  28,253     41,293
    Taekwang Industrial Co., Ltd......................     175    181,733
*   Taewoong Co., Ltd.................................   5,397     80,247
*   Taeyoung Engineering & Construction Co., Ltd......  18,899    109,732

                                     1309

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
SOUTH KOREA -- (Continued)
*   Taihan Textile Co., Ltd...........................      62 $  6,903
    Tailim Packaging Industrial Co., Ltd..............  15,780   50,887
#   TechWing, Inc.....................................   5,460   53,027
*   Tera Semicon Co., Ltd.............................     573    9,789
    TES Co., Ltd......................................   2,924   37,750
*   TK Chemical Corp..................................  26,714   64,629
#*  TK Corp...........................................   8,295   73,230
    Tokai Carbon Korea Co., Ltd.......................     717   12,452
    Tongyang Life Insurance...........................  17,497  227,608
*   Top Engineering Co., Ltd..........................   2,916   14,981
    Toptec Co., Ltd...................................   2,868   56,965
    Tovis Co., Ltd....................................   8,227   58,945
    TS Corp...........................................   1,940   46,403
*   UBCare Co., Ltd...................................   3,672    9,640
    Ubiquoss, Inc.....................................   4,502   55,995
*   Ubivelox, Inc.....................................   1,255   15,589
    Uju Electronics Co., Ltd..........................   3,162   33,259
    Unid Co., Ltd.....................................   2,292  108,395
    Uniquest Corp.....................................   2,220    7,630
*   Unison Co., Ltd...................................   4,587    9,212
#   Value Added Technologies Co., Ltd.................   3,058   77,711
    Vieworks Co., Ltd.................................   3,242  111,499
#   Visang Education, Inc.............................   4,557   36,865
#*  Webzen, Inc.......................................   5,851  162,544
#*  WeMade Entertainment Co., Ltd.....................   1,072   49,702
    WillBes & Co. (The)...............................  27,042   39,195
    Winix, Inc........................................   2,076   18,365
#   WiSoL Co., Ltd....................................   5,829   65,356
*   WIZIT Co., Ltd....................................   9,117   10,799
*   WONIK CUBE Corp...................................   3,316    9,477
#*  Wonik IPS Co., Ltd................................  25,457  266,870
*   Wonik Materials Co., Ltd..........................     810   48,183
*   Wonik QnC Corp....................................     613    9,574
*   Woojeon & Handan Co., Ltd.........................   8,429    9,184
*   Woongjin Co., Ltd.................................  12,392   31,333
#*  Woongjin Energy Co., Ltd..........................  14,020   18,559
*   Woongjin Thinkbig Co., Ltd........................   7,573   61,795
    Wooree ETI Co., Ltd...............................  15,808   27,497
    Woori Bank........................................  48,068  392,400
    Woori Bank Sponsored ADR..........................   3,029   73,817
#*  Woori Investment Bank Co., Ltd.................... 291,324  164,939
    Y G-1 Co., Ltd....................................   5,966   64,933
    YeaRimDang Publishing Co., Ltd....................   2,050   10,820
    YESCO Co., Ltd....................................     510   17,980
#   YG Entertainment, Inc.............................   2,213  100,509
    Yoosung Enterprise Co., Ltd.......................  10,361   40,030
    Youlchon Chemical Co., Ltd........................   3,560   36,386
#   Young Heung Iron & Steel Co., Ltd.................  13,310   25,612
    Young Poong Corp..................................     130  151,522
    Young Poong Precision Corp........................   6,555   55,522
#   Youngone Corp.....................................   6,602  330,146
    Youngone Holdings Co., Ltd........................   2,133  160,357

                                     1310

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                       ------- ------------
SOUTH KOREA -- (Continued)
*   Yuanta Securities Korea Co., Ltd..................   4,761 $     22,216
                                                               ------------
TOTAL SOUTH KOREA.....................................          141,613,082
                                                               ------------
TAIWAN -- (14.0%)
#   A-DATA Technology Co., Ltd........................  90,605       94,724
    Ability Enterprise Co., Ltd....................... 225,892      100,575
#   AcBel Polytech, Inc............................... 198,685      116,673
    Accton Technology Corp............................ 248,858      102,977
#*  Acer, Inc......................................... 941,287      390,593
    ACES Electronic Co., Ltd..........................  58,000       34,272
    ACHEM Technology Corp.............................  93,526       40,435
*   Acme Electronics Corp.............................  26,000       10,973
    Acter Co., Ltd....................................  13,000       32,231
*   Action Electronics Co., Ltd.......................  45,408        6,145
#   Actron Technology Corp............................  33,000      103,618
#   Adlink Technology, Inc............................  36,765      100,551
    Advanced Ceramic X Corp...........................  17,000      113,010
*   Advanced Connectek, Inc........................... 122,000       21,458
    Advanced International Multitech Co., Ltd.........  42,000       26,536
    Advanced Power Electronics Corp...................  20,000       13,103
#   Advanced Semiconductor Engineering, Inc........... 260,774      302,739
    Advanced Semiconductor Engineering, Inc. ADR...... 165,684      927,830
#*  Advanced Wireless Semiconductor Co................  58,000      159,646
    Advancetek Enterprise Co., Ltd....................  87,580       59,902
    Advantech Co., Ltd................................  56,555      381,396
#*  AGV Products Corp................................. 232,914       56,632
    AimCore Technology Co., Ltd.......................  25,846       12,160
#   Airtac International Group........................  33,450      154,109
    Alcor Micro Corp..................................  17,000       12,768
    ALI Corp.......................................... 157,000       64,965
    Alltek Technology Corp............................  21,000       18,986
    Alpha Networks, Inc............................... 145,000       71,372
#   Altek Corp........................................ 117,727       94,433
    Ambassador Hotel (The)............................  50,000       42,030
    AMPOC Far-East Co., Ltd...........................  31,000       19,817
    AmTRAN Technology Co., Ltd........................ 286,907      158,189
    Anpec Electronics Corp............................  53,454       32,851
#   Apacer Technology, Inc............................  82,846       44,083
    APCB, Inc.........................................  70,000       32,038
    Apex Biotechnology Corp...........................  35,477       45,535
#   Apex International Co., Ltd.......................  49,710       70,729
    Apex Medical Corp.................................  21,000       26,003
    Apex Science & Engineering........................  66,200       21,262
    Arcadyan Technology Corp..........................  51,859       40,088
#   Ardentec Corp..................................... 197,443      132,829
*   Arima Communications Corp......................... 106,087       33,279
    Asia Cement Corp.................................. 399,696      438,382
#*  Asia Optical Co., Inc............................. 132,000      107,829
    Asia Plastic Recycling Holding, Ltd...............  70,377       32,883
    Asia Polymer Corp................................. 154,560       75,447

                                     1311

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
#   Asia Vital Components Co., Ltd....................   148,278 $  101,967
    ASMedia Technology, Inc...........................     4,000     19,983
    ASPEED Technology, Inc............................     5,000     47,206
    ASROCK, Inc.......................................    20,000     31,320
    Asustek Computer, Inc.............................   149,996  1,355,571
    Aten International Co., Ltd.......................    39,000     99,516
#   AU Optronics Corp................................. 2,960,000    951,096
#   AU Optronics Corp. Sponsored ADR..................    78,775    262,321
    Audix Corp........................................    52,800     53,221
    Aurora Corp.......................................    33,693     54,640
    AV Tech Corp......................................    10,000      7,800
    Avermedia Technologies............................    55,690     17,874
#*  Avision, Inc......................................    64,693     14,344
#   AVY Precision Technology, Inc.....................    34,000     53,019
    Awea Mechantronic Co., Ltd........................    12,600     11,936
    Bank of Kaohsiung Co., Ltd........................   135,128     38,922
#   BenQ Materials Corp...............................    87,000     46,208
    BES Engineering Corp..............................   698,000    189,386
*   Bin Chuan Enterprise Co., Ltd.....................    17,134      5,574
    Bionime Corp......................................     7,000     14,767
    Biostar Microtech International Corp..............    73,000     16,468
    Bioteque Corp.....................................    15,000     48,033
#   Bizlink Holding, Inc..............................    39,098    176,133
#   Boardtek Electronics Corp.........................    63,000     62,012
    Bright Led Electronics Corp.......................    76,100     23,675
    C Sun Manufacturing, Ltd..........................    68,000     36,498
    Capital Securities Corp...........................   869,731    266,964
#   Career Technology MFG. Co., Ltd...................   156,000    123,172
*   Carnival Industrial Corp..........................    65,000     14,259
    Casetek Holdings, Ltd.............................    10,000     56,709
    Catcher Technology Co., Ltd.......................   171,509  1,890,759
    Cathay Financial Holding Co., Ltd................. 1,066,125  1,723,168
    Cathay Real Estate Development Co., Ltd...........   381,000    184,002
    ChainQui Construction Development Co., Ltd........    48,000     36,524
*   Champion Building Materials Co., Ltd..............   168,000     39,898
    Chang Hwa Commercial Bank, Ltd.................... 1,003,078    560,652
    Chang Wah Electromaterials, Inc...................    17,249     45,444
    Channel Well Technology Co., Ltd..................    54,000     24,987
    Charoen Pokphand Enterprise.......................    75,600     60,645
    Chaun-Choung Technology Corp......................    37,000     73,511
    CHC Resources Corp................................    27,618     58,463
    Chen Full International Co., Ltd..................    46,000     61,582
#   Chenbro Micom Co., Ltd............................    37,000     37,275
    Cheng Loong Corp..................................   444,480    159,744
#   Cheng Shin Rubber Industry Co., Ltd...............   429,808    830,184
    Cheng Uei Precision Industry Co., Ltd.............   216,159    302,369
*   Chenming Mold Industry Corp.......................    41,000     24,329
    Chia Chang Co., Ltd...............................    89,000     57,517
#   Chicony Electronics Co., Ltd......................   168,732    437,986
    Chien Kuo Construction Co., Ltd...................   138,675     44,424
    Chilisin Electronics Corp.........................    50,324     70,615
    Chime Ball Technology Co., Ltd....................     9,000     16,093
#   Chimei Materials Technology Corp..................   155,250     99,921
#   Chin-Poon Industrial Co., Ltd.....................   171,113    219,076

                                     1312

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
*   China Airlines, Ltd............................... 1,153,062 $  512,456
    China Chemical & Pharmaceutical Co., Ltd..........   125,000     77,993
    China Development Financial Holding Corp.......... 2,682,579    883,357
    China Ecotek Corp.................................    10,000     19,611
*   China Electric Manufacturing Corp.................   103,000     25,457
    China General Plastics Corp.......................   170,872     58,822
    China Glaze Co., Ltd..............................    61,000     19,750
    China Life Insurance Co., Ltd.....................   551,820    556,518
    China Metal Products..............................   109,190     95,639
#*  China Petrochemical Development Corp.............. 1,132,092    310,054
#   China Steel Chemical Corp.........................    47,227    173,019
#   China Steel Corp.................................. 1,794,940  1,284,328
    China Steel Structure Co., Ltd....................    36,000     21,911
    China Synthetic Rubber Corp.......................   210,735    201,743
*   China Wire & Cable Co., Ltd.......................    27,000      9,838
    Chinese Maritime Transport, Ltd...................    33,000     29,575
    Chipbond Technology Corp..........................   216,000    324,700
    Chlitina Holding, Ltd.............................     8,000     62,011
    Chong Hong Construction Co., Ltd..................    45,582     83,523
#   Chroma ATE, Inc...................................    73,466    149,074
    Chun YU Works & Co., Ltd..........................   122,000     52,168
    Chun Yuan Steel...................................   207,999     64,794
*   Chung Hung Steel Corp.............................   438,889     63,282
#   Chung Hwa Pulp Corp...............................   228,680     62,594
    Chung-Hsin Electric & Machinery Manufacturing
      Corp............................................   187,000    101,994
    Chunghwa Telecom Co., Ltd.........................   169,800    527,942
#   Chunghwa Telecom Co., Ltd. ADR....................    35,415  1,099,636
#   Chyang Sheng Dyeing & Finishing Co., Ltd..........    53,000     29,533
    Cleanaway Co., Ltd................................    21,000    101,071
#   Clevo Co..........................................   200,869    199,059
*   CMC Magnetics Corp................................ 1,285,000    125,603
*   CoAsia Microelectronics Corp......................    63,000     37,963
    Collins Co., Ltd..................................    47,770     18,908
#   Compal Electronics, Inc........................... 1,172,086    790,088
    Compeq Manufacturing Co., Ltd.....................   509,000    335,571
*   Concord Securities Co., Ltd.......................   276,000     58,263
    Continental Holdings Corp.........................   229,250     67,325
    Coretronic Corp...................................   278,000    220,814
    Cowealth Medical Holding Co., Ltd.................     6,000     12,685
    Coxon Precise Industrial Co., Ltd.................    59,000    104,945
#   Crystalwise Technology, Inc.......................    59,115     23,377
    CSBC Corp. Taiwan.................................   235,440    101,521
    CTBC Financial Holding Co., Ltd................... 2,051,258  1,487,651
    CTCI Corp.........................................   128,555    195,140
    Cub Elecparts, Inc................................    11,883    118,752
    CviLux Corp.......................................    39,329     40,222
    Cyberlink Corp....................................    32,356     72,756
    CyberPower Systems, Inc...........................    16,000     31,473
    CyberTAN Technology, Inc..........................   139,576     79,957
#   D-Link Corp.......................................   350,148    111,994
    DA CIN Construction Co., Ltd......................    71,000     35,803
*   Da-Li Development Co., Ltd........................    57,076     59,597
    Dafeng TV, Ltd....................................     9,130     15,504

                                     1313

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
TAIWAN -- (Continued)
#*  Danen Technology Corp...............................   188,000 $   43,746
    Darfon Electronics Corp.............................   109,000     50,021
#   Darwin Precisions Corp..............................   196,000     66,848
#*  Delpha Construction Co., Ltd........................    60,639     32,679
#   Delta Electronics, Inc..............................   236,521  1,163,440
    Depo Auto Parts Ind Co., Ltd........................    48,000    147,586
    DFI, Inc............................................    16,460     21,622
    Dimerco Express Corp................................    34,000     19,064
    Dynacolor, Inc......................................    16,000     24,377
*   Dynamic Electronics Co., Ltd........................   146,006     46,323
    Dynapack International Technology Corp..............    62,000    100,166
#*  E Ink Holdings, Inc.................................   404,000    158,148
#   E-Lead Electronic Co., Ltd..........................    39,000     49,732
    E-Life Mall Corp....................................    30,000     56,123
#*  E-Ton Solar Tech Co., Ltd...........................   123,032     44,840
    E.Sun Financial Holding Co., Ltd.................... 1,507,129    916,048
    Eastern Media International Corp....................   181,406     26,754
    Eclat Textile Co., Ltd..............................    47,096    688,981
    Edimax Technology Co., Ltd..........................    91,044     25,964
    Edison Opto Corp....................................    54,000     31,493
#   Edom Technology Co., Ltd............................    65,000     47,328
    eGalax_eMPIA Technology, Inc........................    19,667     35,996
#   Elan Microelectronics Corp..........................   106,370    110,838
    Elite Advanced Laser Corp...........................    43,200    156,016
    Elite Material Co., Ltd.............................   118,909    245,329
#   Elite Semiconductor Memory Technology, Inc..........   122,000    112,652
    Elitegroup Computer Systems Co., Ltd................   161,235    107,046
#   eMemory Technology, Inc.............................    23,000    257,423
    ENG Electric Co., Ltd...............................    56,180     26,743
    EnTie Commercial Bank Co., Ltd......................    99,500     42,645
*   Entire Technology Co., Ltd..........................    33,000     14,287
*   Episil Holdings, Inc................................    58,000     13,536
#   Epistar Corp........................................   330,954    287,891
    Eson Precision Ind. Co., Ltd........................    30,000     32,139
    Eternal Materials Co., Ltd..........................   247,042    240,743
#*  Etron Technology, Inc...............................   183,000     78,806
*   Eva Airways Corp....................................   677,906    489,457
    Everest Textile Co., Ltd............................   127,000     62,207
    Evergreen International Storage & Transport Corp....   239,000    109,440
#   Everlight Electronics Co., Ltd......................   170,149    224,859
    Everspring Industry Co., Ltd........................    30,000     22,550
    Excelsior Medical Co., Ltd..........................    44,800     60,622
    Far Eastern Department Stores Ltd...................   455,370    257,477
    Far Eastern International Bank......................   994,035    343,516
    Far Eastern New Century Corp........................   672,560    633,677
    Far EasTone Telecommunications Co., Ltd.............   408,000    954,503
    Faraday Technology Corp.............................   105,738    107,286
*   Farglory F T Z Investment Holding Co., Ltd..........    24,000     11,117
    Farglory Land Development Co., Ltd..................   203,442    191,284
    Federal Corp........................................   226,205     99,985
    Feedback Technology Corp............................    12,000     22,136
    Feng Hsin Iron & Steel Co...........................   162,550    186,881
    Feng TAY Enterprise Co., Ltd........................    97,181    543,783

                                     1314

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
    First Copper Technology Co., Ltd..................    36,000 $    8,685
    First Financial Holding Co., Ltd.................. 1,474,328    794,834
    First Hotel.......................................    66,443     44,736
    First Insurance Co, Ltd. (The)....................    93,606     42,114
*   First Steamship Co., Ltd..........................   178,595     63,645
#   FLEXium Interconnect, Inc.........................    85,407    285,988
#   Flytech Technology Co., Ltd.......................    39,419    142,804
#   FocalTech Systems Co., Ltd........................    81,000     62,870
    Formosa Advanced Technologies Co., Ltd............    74,000     42,006
    Formosa Chemicals & Fibre Corp....................   333,378    789,938
    Formosa International Hotels Corp.................    15,595    110,012
    Formosa Oilseed Processing Co., Ltd...............    67,000     46,969
    Formosa Optical Technology Co., Ltd...............     7,000     15,959
    Formosa Petrochemical Corp........................   126,000    297,210
    Formosa Plastics Corp.............................   408,134    905,297
    Formosan Rubber Group, Inc........................   200,000    138,273
    Formosan Union Chemical...........................    95,266     39,558
    Fortune Electric Co., Ltd.........................    37,000     17,434
    Founding Construction & Development Co., Ltd......    68,058     39,139
    Foxconn Technology Co., Ltd.......................   178,588    542,425
    Foxlink Image Technology Co., Ltd.................    63,000     32,920
*   Froch Enterprise Co., Ltd.........................    54,000     18,327
    FSP Technology, Inc...............................    80,349     41,006
    Fubon Financial Holding Co., Ltd..................   992,896  1,811,460
    Fullerton Technology Co., Ltd.....................    69,000     53,082
#   Fulltech Fiber Glass Corp.........................   117,544     39,856
    Fwusow Industry Co., Ltd..........................    31,442     15,030
    G Shank Enterprise Co., Ltd.......................    63,382     42,251
#*  G Tech Optoelectronics Corp.......................    74,000     32,954
    Gallant Precision Machining Co., Ltd..............    76,000     27,741
#   Gamania Digital Entertainment Co., Ltd............    43,000     52,797
#   Gemtek Technology Corp............................   160,574     81,837
#*  Genesis Photonics, Inc............................   170,520     53,641
#*  Genius Electronic Optical Co., Ltd................    39,071     75,665
    GeoVision, Inc....................................    29,191     76,230
    Getac Technology Corp.............................   197,000    132,342
#   Giant Manufacturing Co., Ltd......................    53,287    449,870
*   Giantplus Technology Co., Ltd.....................   118,000     24,692
    Giga Solution Tech Co., Ltd.......................    54,000     29,937
#   Gigabyte Technology Co., Ltd......................   274,000    217,960
    Gigasolar Materials Corp..........................     8,280    134,937
#*  Gigastorage Corp..................................   141,213     89,449
#   Ginko International Co., Ltd......................    12,000    112,156
#*  Gintech Energy Corp...............................   194,670    115,160
*   Global Brands Manufacture, Ltd....................   101,666     21,086
    Global Lighting Technologies, Inc.................    38,000     40,816
    Global Mixed Mode Technology, Inc.................    29,000     55,678
    Global Unichip Corp...............................    31,000     70,411
#   Globe Union Industrial Corp.......................   128,518     46,271
    Gloria Material Technology Corp...................   243,950    124,794
#   Glory Science Co., Ltd............................    32,467     56,143
#*  Gold Circuit Electronics, Ltd.....................   232,263     81,033
    Good Will Instrument Co., Ltd.....................     6,533      3,294

                                     1315

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
    Gourmet Master Co., Ltd...........................    28,000 $  130,028
    Grand Ocean Retail Group, Ltd.....................     9,000     11,421
    Grand Pacific Petrochemical.......................   416,000    208,503
    Grand Plastic Technology..........................     5,000     27,869
#   Grape King Bio, Ltd...............................    37,000    248,817
    Great China Metal Industry........................    90,000     76,722
    Great Taipei Gas Co., Ltd.........................   105,000     75,856
#   Great Wall Enterprise Co., Ltd....................   270,682    181,162
    Greatek Electronics, Inc..........................   131,000    124,396
#*  Green Energy Technology, Inc......................   132,537     59,742
*   GTM Holdings Corp.................................    39,000     14,571
    Hakers Enterprise Co., Ltd........................     6,000     16,099
    Hannstar Board Corp...............................   185,681     52,555
#   HannStar Display Corp............................. 1,303,667    161,980
*   HannsTouch Solution, Inc..........................   357,061     42,262
    Harvatek Corp.....................................    82,230     29,378
    Hi-Clearance, Inc.................................     5,000     14,328
#   Highwealth Construction Corp......................   214,554    441,465
#   Hiroca Holdings, Ltd..............................    24,728     62,882
*   HiTi Digital, Inc.................................    79,956     35,268
#   Hitron Technology, Inc............................   128,000     47,919
#   Hiwin Technologies Corp...........................    53,341    330,628
#*  Ho Tung Chemical Corp.............................   385,993     84,345
    Hocheng Corp......................................   137,300     34,719
    Holiday Entertainment Co., Ltd....................    25,000     50,783
#   Holtek Semiconductor, Inc.........................    73,000    106,318
    Holy Stone Enterprise Co., Ltd....................   103,500    127,115
    Hon Hai Precision Industry Co., Ltd............... 2,881,758  8,287,452
    Hon Hai Precision Industry Co., Ltd. GDR..........   151,593    934,325
    Hong TAI Electric Industrial......................    80,000     21,833
#   Horizon Securities Co., Ltd.......................   220,000     40,439
#   Hota Industrial Manufacturing Co., Ltd............    69,919    207,125
#   Hotai Motor Co., Ltd..............................    50,000    641,265
    Hsin Kuang Steel Co., Ltd.........................    92,788     42,224
    Hsin Yung Chien Co., Ltd..........................    15,900     35,066
#   Hu Lane Associate, Inc............................    38,151    145,003
*   HUA ENG Wire & Cable..............................   157,000     39,445
    Hua Nan Financial Holdings Co., Ltd...............   862,747    490,084
#   Huaku Development Co., Ltd........................    96,465    161,059
    Huang Hsiang Construction Corp....................    60,000     56,865
    Hung Ching Development & Construction Co., Ltd....    68,000     39,218
    Hung Poo Real Estate Development Corp.............   129,609     92,385
    Hung Sheng Construction, Ltd......................   254,000    123,931
    Huxen Corp........................................    10,000     14,063
#   Hwa Fong Rubber Co., Ltd..........................   144,540     57,661
    Hwacom Systems, Inc...............................    43,000     15,128
    I-Chiun Precision Industry Co., Ltd...............    53,000     17,999
    I-Sheng Electric Wire & Cable Co., Ltd............    30,000     31,641
    Ibase Technology, Inc.............................    51,802     88,110
#   Ichia Technologies, Inc...........................   168,897    105,999
    Ideal Bike Corp...................................    68,000     28,017
    IEI Integration Corp..............................    34,000     47,347
    ILI Technology Corp...............................    30,748     43,869

                                     1316

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
#   Infortrend Technology, Inc........................   110,798 $   49,174
    Innolux Corp...................................... 3,531,461  1,227,733
#*  Inotera Memories, Inc............................. 1,178,000    710,769
    Inpaq Technology Co., Ltd.........................    23,000     16,801
    Intai Technology Corp.............................     6,000     21,280
    Inventec Corp.....................................   860,181    489,581
    Iron Force Industrial Co., Ltd....................     5,000     21,886
    ITE Technology, Inc...............................    63,202     50,585
    ITEQ Corp.........................................   118,299     69,685
#*  J Touch Corp......................................    48,000     15,537
*   Janfusun Fancyworld Corp..........................    71,590      8,240
    Jentech Precision Industrial Co., Ltd.............    24,000     33,488
#   Jess-Link Products Co., Ltd.......................    50,500     53,501
    Jih Sun Financial Holdings Co., Ltd...............   671,547    171,456
#   Johnson Health Tech Co., Ltd......................    38,755     84,154
    K Laser Technology, Inc...........................    55,000     23,857
    Kang Na Hsiung Enterprise Co., Ltd................    59,000     21,435
*   Kao Hsing Chang Iron & Steel......................    91,000     25,147
#   Kaori Heat Treatment Co., Ltd.....................    21,803     30,152
    Kaulin Manufacturing Co., Ltd.....................    60,000     31,778
    KD Holding Corp...................................     6,000     31,738
#   KEE TAI Properties Co., Ltd.......................   170,226     94,196
#   Kenda Rubber Industrial Co., Ltd..................   172,106    266,149
    Kenmec Mechanical Engineering Co., Ltd............    86,000     28,465
    Kerry TJ Logistics Co., Ltd.......................    82,000     89,125
#   Kindom Construction Corp..........................   163,000     95,976
#   King Slide Works Co., Ltd.........................    16,050    185,897
    King Yuan Electronics Co., Ltd....................   564,529    380,781
    King's Town Bank Co., Ltd.........................   376,000    314,558
*   King's Town Construction Co., Ltd.................    61,126     47,547
    Kinik Co..........................................    64,000    101,590
#*  Kinko Optical Co., Ltd............................    53,000     24,281
#*  Kinpo Electronics.................................   559,028    175,944
#   Kinsus Interconnect Technology Corp...............   118,009    231,939
    KMC Kuei Meng International, Inc..................    14,000     60,582
    KS Terminals, Inc.................................    41,760     44,877
    Kung Long Batteries Industrial Co., Ltd...........    32,000    126,988
*   Kung Sing Engineering Corp........................   108,000     36,124
#   Kuo Toong International Co., Ltd..................    80,000     92,846
    Kuoyang Construction Co., Ltd.....................   209,450     82,961
    Kwong Fong Industries Corp........................    79,840     40,187
#   KYE Systems Corp..................................   140,568     44,689
    LAN FA Textile....................................   172,277     73,236
    Lanner Electronics, Inc...........................    12,000     12,897
    Largan Precision Co., Ltd.........................    16,306  1,656,651
#   LCY Chemical Corp.................................   289,799    169,914
    Leader Electronics, Inc...........................    67,602     20,326
    Leadtrend Technology Corp.........................     4,159      3,460
    Lealea Enterprise Co., Ltd........................   360,981    103,094
    Ledlink Optics, Inc...............................    22,000     33,149
    Ledtech Electronics Corp..........................    19,000      6,014
    LEE CHI Enterprises Co., Ltd......................   103,000     36,715
    Lelon Electronics Corp............................    45,000     32,825

                                     1317

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
    Leofoo Development Co., Ltd.......................   135,000 $   46,427
*   LES Enphants Co., Ltd.............................    53,901     24,191
#   Lextar Electronics Corp...........................   177,000     85,129
*   Li Peng Enterprise Co., Ltd.......................   264,578     73,045
    Lian HWA Food Corp................................    13,305     13,322
#*  Lien Chang Electronic Enter.......................    63,000     31,891
#   Lien Hwa Industrial Corp..........................   271,728    179,950
#   Lingsen Precision Industries, Ltd.................   185,000     59,555
    Lite-On Semiconductor Corp........................   100,213     59,468
    Lite-On Technology Corp...........................   719,112    790,457
    Long Bon International Co., Ltd...................   164,000    118,452
    Long Chen Paper Co., Ltd..........................   234,348     87,709
    Longwell Co.......................................    52,000     34,386
#   Lotes Co., Ltd....................................    27,631     75,732
    Lucky Cement Corp.................................   112,000     35,475
    Lumax International Corp., Ltd....................    48,325     65,349
    Lung Yen Life Service Corp........................    41,000    100,024
    LuxNet Corp.......................................    19,000     38,586
    Macauto Industrial Co., Ltd.......................    10,000     39,910
    Macroblock, Inc...................................     5,000      6,775
#*  Macronix International............................ 1,913,048    282,077
#*  MacroWell OMG Digital Entertainment Co., Ltd......    12,000     19,022
    Mag Layers Scientific-Technics Co., Ltd...........    11,550     11,016
    Makalot Industrial Co., Ltd.......................    48,254    412,182
    Marketech International Corp......................    58,000     34,857
    Masterlink Securities Corp........................   499,092    148,271
    Mayer Steel Pipe Corp.............................    78,259     33,664
#   MediaTek, Inc.....................................   147,360  1,549,073
    Mega Financial Holding Co., Ltd................... 1,498,213  1,280,393
    Mercuries & Associates Holding, Ltd...............   153,460     91,181
*   Mercuries Life Insurance Co., Ltd.................   240,700    144,929
    Merida Industry Co., Ltd..........................    53,415    331,814
#   Merry Electronics Co., Ltd........................    97,906    142,283
#   Micro-Star International Co., Ltd.................   332,233    305,383
*   Microbio Co., Ltd.................................   128,572    104,343
#*  Microelectronics Technology, Inc..................    75,119     19,854
    Microlife Corp....................................    12,600     30,129
    Mildef Crete, Inc.................................    28,000     31,270
#   MIN AIK Technology Co., Ltd.......................    58,000    121,799
    Mirle Automation Corp.............................    70,398     57,733
    Mitac Holdings Corp...............................   191,483    164,777
    Mobiletron Electronics Co., Ltd...................    24,000     22,989
*   Mosel Vitelic, Inc................................    89,806      7,577
*   Motech Industries, Inc............................   156,000    216,992
#   MPI Corp..........................................    30,000     59,039
    Nak Sealing Technologies Corp.....................    25,000     54,531
    Namchow Chemical Industrial Co., Ltd..............    71,000    158,470
*   Nan Kang Rubber Tire Co., Ltd.....................   148,139    131,811
    Nan Liu Enterprise Co., Ltd.......................     6,000     30,313
    Nan Ren Lake Leisure Amusement Co., Ltd...........    99,000     32,634
    Nan Ya Plastics Corp..............................   484,674    989,337
#   Nan Ya Printed Circuit Board Corp.................   118,072    121,050
    Nantex Industry Co., Ltd..........................   126,950     92,537

                                     1318

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
TAIWAN -- (Continued)
    National Petroleum Co., Ltd.......................  37,000 $   41,582
#   Neo Solar Power Corp.............................. 356,477    273,882
    Netronix, Inc.....................................  18,000     25,246
    New Asia Construction & Development Corp..........  43,880      9,963
    New Era Electronics Co., Ltd......................  39,000     24,146
*   Newmax Technology Co., Ltd........................  49,077     30,277
    Nexcom International Co., Ltd.....................  30,000     27,616
    Nichidenbo Corp...................................  27,596     21,786
    Nien Hsing Textile Co., Ltd....................... 125,476     90,584
    Nishoku Technology, Inc...........................   9,000     10,868
#   Novatek Microelectronics Corp..................... 132,000    478,824
    Nuvoton Technology Corp...........................  26,000     19,591
#*  Ocean Plastics Co., Ltd...........................  51,000     38,656
    OptoTech Corp..................................... 256,000     79,731
    Orient Europharma Co., Ltd........................  10,000     17,595
#*  Orient Semiconductor Electronics, Ltd............. 278,000    102,427
#   Oriental Union Chemical Corp...................... 201,821    132,816
    Pacific Construction Co........................... 167,000     86,733
    Pacific Hospital Supply Co., Ltd..................  35,000     60,196
    Paiho Shih Holdings Corp..........................  16,000     12,537
*   Pan Jit International, Inc........................ 158,000     52,345
    Pan-International Industrial Corp................. 191,514     82,022
    Parade Technologies, Ltd..........................  20,400    171,544
    Paragon Technologies Co., Ltd.....................  30,762     49,997
#   PChome Online, Inc................................  21,945    304,922
    Pegatron Corp..................................... 620,037  1,742,749
    Phihong Technology Co., Ltd....................... 128,584     40,012
    Phison Electronics Corp...........................  49,000    352,556
    Phoenix Tours International, Inc..................  14,000     18,033
#   Pixart Imaging, Inc...............................  39,030     88,473
    Polytronics Technology Corp.......................  25,000     50,038
#   Portwell, Inc.....................................  40,000     44,800
#   Posiflex Technology, Inc..........................  14,671     65,093
    Pou Chen Corp..................................... 627,144    890,808
    Power Mate Technology Co., Ltd....................  10,000     16,647
#   Power Quotient International Co., Ltd.............  66,800     24,903
    Powertech Industrial Co., Ltd.....................  16,000      8,364
    Powertech Technology, Inc......................... 377,400    707,712
    Poya International Co., Ltd.......................  20,443    230,928
    President Chain Store Corp........................ 118,000    858,199
#   President Securities Corp......................... 375,932    162,511
*   Prime Electronics Satellitics, Inc................  57,750     16,708
#   Prince Housing & Development Corp................. 530,087    166,846
*   Princeton Technology Corp......................... 105,000     23,291
    Promate Electronic Co., Ltd.......................  63,000     57,842
    Promise Technology, Inc...........................  76,000     40,124
#   Qisda Corp........................................ 819,439    238,229
    Qualipoly Chemical Corp...........................  36,000     29,959
#   Quanta Computer, Inc.............................. 276,715    535,740
*   Quintain Steel Co., Ltd...........................  74,998     11,741
#   Radiant Opto-Electronics Corp..................... 160,144    477,117
    Radium Life Tech Co., Ltd......................... 317,702    140,461
    Ralec Electronic Corp.............................  16,000     23,985

                                     1319

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Realtek Semiconductor Corp........................   108,268 $212,958
#   Rechi Precision Co., Ltd..........................   131,173   97,137
#   Rich Development Co., Ltd.........................   300,254  107,451
#   Richtek Technology Corp...........................    51,537  266,870
#*  Ritek Corp........................................ 1,371,117  124,637
    Rotam Global Agrosciences, Ltd....................    37,830   44,962
    Ruentex Development Co., Ltd......................   204,862  259,295
    Ruentex Engineering & Construction Co.............    11,000   15,420
    Ruentex Industries, Ltd...........................   182,235  381,702
#   Run Long Construction Co., Ltd....................    65,242   62,879
    Sampo Corp........................................   225,000   82,307
    San Fang Chemical Industry Co., Ltd...............    68,925   76,295
#   San Shing Fastech Corp............................    27,709   67,015
#*  Sanyang Motor Co., Ltd............................   191,684  135,972
    SCI Pharmtech, Inc................................    23,000   57,528
    Scientech Corp....................................    13,000   24,376
    ScinoPharm Taiwan, Ltd............................    21,000   22,289
    SDI Corp..........................................    52,000   45,790
    Sea Sonic Electronics Co., Ltd....................    15,000   14,315
    Senao International Co., Ltd......................    29,000   44,081
    Sercomm Corp......................................    98,000  207,729
    Sesoda Corp.......................................    71,074   77,126
    Sheng Yu Steel Co., Ltd...........................    49,000   27,151
    ShenMao Technology, Inc...........................    35,435   29,932
    Shih Her Technologies, Inc........................    20,000   21,277
    Shih Wei Navigation Co., Ltd......................   112,363   55,521
    Shihlin Electric & Engineering Corp...............    95,000  112,942
*   Shihlin Paper Corp................................    22,000   21,822
    Shin Kong Financial Holding Co., Ltd.............. 2,339,705  685,051
    Shin Zu Shing Co., Ltd............................    77,149  201,626
    Shinih Enterprise Co., Ltd........................    17,000   20,117
*   Shining Building Business Co., Ltd................   150,795   61,523
    Shinkong Insurance Co., Ltd.......................   108,000   74,271
#   Shinkong Synthetic Fibers Corp....................   631,191  197,750
    Shinkong Textile Co., Ltd.........................    45,800   56,232
    Shiny Chemical Industrial Co., Ltd................    24,112   30,526
    Shuttle, Inc......................................   200,000   49,062
    Sigurd Microelectronics Corp......................   182,559  125,459
    Silicon Power Computer & Communications, Inc......    23,000   11,433
    Siliconware Precision Industries Co., Ltd.........   322,000  365,638
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR...................................    99,816  564,959
    Silitech Technology Corp..........................    56,396   36,023
    Simplo Technology Co., Ltd........................    96,000  395,104
#   Sinbon Electronics Co., Ltd.......................    78,000  121,352
    Sincere Navigation Corp...........................   161,350  116,762
*   Singatron Enterprise Co., Ltd.....................    36,000    9,134
    Sinher Technology, Inc............................    11,000   13,722
    Sinmag Equipment Corp.............................    14,872   82,018
#*  Sino-American Electronic Co., Ltd.................    13,750   30,138
#   Sino-American Silicon Products, Inc...............   271,000  294,310
    Sinon Corp........................................   181,000   80,991
    SinoPac Financial Holdings Co., Ltd............... 1,596,400  680,719

                                     1320

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
#   Sinphar Pharmaceutical Co., Ltd...................    49,000 $   43,085
#   Sinyi Realty, Inc.................................    67,011     61,089
#   Sirtec International Co., Ltd.....................    59,000     93,397
    Sitronix Technology Corp..........................    58,434    143,462
    Siward Crystal Technology Co., Ltd................    74,000     38,020
    Solar Applied Materials Technology Co.............   165,000    104,344
#*  Solartech Energy Corp.............................   173,000     94,061
*   Solytech Enterprise Corp..........................    32,000      4,211
    Sonix Technology Co., Ltd.........................    67,000     77,288
    Southeast Cement Co., Ltd.........................   137,000     62,091
#   Sporton International, Inc........................    27,513    168,774
#   St Shine Optical Co., Ltd.........................    21,000    273,246
    Standard Chemical & Pharmaceutical Co., Ltd.......    51,000     47,759
    Standard Foods Corp...............................    89,273    269,999
    Stark Technology, Inc.............................    39,000     31,355
    Sunonwealth Electric Machine Industry Co., Ltd....    79,000     37,922
    Sunrex Technology Corp............................   122,028     47,159
*   Sunspring Metal Corp..............................    34,000     42,243
#   Supreme Electronics Co., Ltd......................   131,022     54,596
#   Swancor Ind Co., Ltd..............................    18,996    129,829
    Sweeten Construction Co., Ltd.....................    30,467     16,775
    Syncmold Enterprise Corp..........................    44,000     59,897
#   Synnex Technology International Corp..............   347,874    419,080
#   Sysage Technology Co., Ltd........................    36,325     30,949
    T-Mac Techvest PCB Co., Ltd.......................    61,000     21,844
#   TA Chen Stainless Pipe............................   289,342    147,721
*   Ta Chong Bank, Ltd................................   762,090    309,014
    Ta Chong Securities Co., Ltd......................    69,000     20,001
    Ta Ya Electric Wire & Cable.......................   209,174     33,139
    TA-I Technology Co., Ltd..........................    57,828     23,942
    Tah Hsin Industrial Corp..........................    45,000     33,368
    Tai Tung Communication Co., Ltd...................    31,373     22,956
    Taichung Commercial Bank Co., Ltd.................   818,297    272,241
    TaiDoc Technology Corp............................    24,000     52,621
#   Taiflex Scientific Co., Ltd.......................    77,000     94,926
    Taimide Tech, Inc.................................    27,000     33,373
    Tainan Enterprises Co., Ltd.......................    67,000     53,103
    Tainan Spinning Co., Ltd..........................   526,568    243,562
    Tainergy Tech Co., Ltd............................    58,000     26,759
#   Taishin Financial Holding Co., Ltd................ 3,753,481  1,486,656
*   Taisun Enterprise Co., Ltd........................   116,670     43,601
#*  Taita Chemical Co., Ltd...........................    63,000     14,968
    Taiwan Acceptance Corp............................    54,000    121,648
#   Taiwan Building Materials Co., Ltd................   641,730    183,202
*   Taiwan Business Bank.............................. 1,040,084    303,257
#   Taiwan Cement Corp................................ 1,031,375  1,116,579
#   Taiwan Chinsan Electronic Industrial Co., Ltd.....    47,000     55,867
    Taiwan Cogeneration Corp..........................   180,077    133,354
    Taiwan Cooperative Financial Holding Co., Ltd..... 1,381,219    693,233
    Taiwan Fertilizer Co., Ltd........................   234,000    342,980
    Taiwan Fire & Marine Insurance Co., Ltd...........    80,520     55,665
    Taiwan FU Hsing Industrial Co., Ltd...............    72,000     84,996
#*  Taiwan Glass Industry Corp........................   296,532    134,015

                                     1321

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
TAIWAN -- (Continued)
    Taiwan Hon Chuan Enterprise Co., Ltd..............   126,455 $   198,333
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.....    71,000      39,295
*   Taiwan Kolin Co., Ltd.............................   292,000          --
    Taiwan Land Development Corp......................   253,583      90,941
#*  Taiwan Life Insurance Co., Ltd....................   224,907     225,572
    Taiwan Line Tek Electronic........................    53,196      25,481
    Taiwan Mobile Co., Ltd............................   253,800     839,351
    Taiwan Navigation Co., Ltd........................    71,000      37,097
#   Taiwan Paiho, Ltd.................................   111,068     232,069
#   Taiwan PCB Techvest Co., Ltd......................   108,733     109,421
#*  Taiwan Prosperity Chemical Corp...................    62,000      29,348
*   Taiwan Pulp & Paper Corp..........................   139,000      48,001
    Taiwan Sakura Corp................................    92,000      58,155
    Taiwan Sanyo Electric Co., Ltd....................    23,800      19,978
#   Taiwan Secom Co., Ltd.............................    71,795     215,753
    Taiwan Semiconductor Co., Ltd.....................   118,000      93,669
#   Taiwan Semiconductor Manufacturing Co., Ltd....... 2,070,214   9,046,853
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR...................................   463,997  10,258,974
    Taiwan Sogo Shin Kong SEC.........................    94,150     111,723
#   Taiwan Styrene Monomer............................   223,164     104,418
    Taiwan Surface Mounting Technology Corp...........   124,845     107,975
#   Taiwan TEA Corp...................................   323,648     141,441
    Taiwan Union Technology Corp......................   102,000      71,962
    Taiyen Biotech Co., Ltd...........................    72,712      53,703
#*  Tatung Co., Ltd................................... 1,046,688     192,970
    Te Chang Construction Co., Ltd....................    23,058      18,034
#   Teco Electric and Machinery Co., Ltd..............   643,000     505,015
*   Tekcore Co., Ltd..................................    12,000       1,608
    Test Research, Inc................................    64,571     114,158
    Test-Rite International Co., Ltd..................   130,568      85,612
#   Tex-Ray Industrial Co., Ltd.......................    85,000      33,068
    Thinking Electronic Industrial Co., Ltd...........    43,000      53,725
    Thye Ming Industrial Co., Ltd.....................    46,125      47,629
#   Ton Yi Industrial Corp............................   304,300     148,194
#   Tong Hsing Electronic Industries, Ltd.............    65,009     120,535
#   Tong Yang Industry Co., Ltd.......................   197,640     210,608
#   Tong-Tai Machine & Tool Co., Ltd..................   104,711      72,647
    Topco Scientific Co., Ltd.........................    59,404     100,523
    Topco Technologies Corp...........................    17,000      33,305
    Topoint Technology Co., Ltd.......................    56,540      36,927
    Toung Loong Textile Manufacturing.................    30,000     112,561
#   TPK Holding Co., Ltd..............................    85,000     290,729
    Transasia Airways Corp............................   113,000      31,821
    Transcend Information, Inc........................    47,890     142,694
#   Tripod Technology Corp............................   236,170     371,630
    TrueLight Corp....................................    30,000      64,120
*   Tsann Kuen Enterprise Co., Ltd....................    32,000      23,006
    TSC Auto ID Technology Co., Ltd...................    10,700      83,384
#   TSRC Corp.........................................   230,452     160,245
    Ttet Union Corp...................................    19,000      43,087
    TTFB Co., Ltd.....................................     5,000      37,869
#   Tung Ho Steel Enterprise Corp.....................   401,654     249,487
#   Tung Thih Electronic Co., Ltd.....................    23,073     128,744

                                     1322

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
#   TURVO International Co., Ltd......................    31,250 $   57,453
#   TXC Corp..........................................   164,204    177,391
*   TYC Brother Industrial Co., Ltd...................    83,091     51,272
#*  Tycoons Group Enterprise..........................   221,000     28,635
    Tyntek Corp.......................................   133,922     50,880
    U-Ming Marine Transport Corp......................   145,000    185,964
    Ubright Optronics Corp............................    14,300     10,977
    Uni-President Enterprises Corp.................... 1,186,132  2,086,952
#   Unimicron Technology Corp.........................   609,312    287,726
#*  Union Bank Of Taiwan..............................   650,457    215,331
    Union Insurance Co., Ltd..........................    39,397     25,224
    Unitech Computer Co., Ltd.........................    38,000     18,998
#   Unitech Printed Circuit Board Corp................   235,979     86,530
    United Integrated Services Co., Ltd...............   103,000    101,699
#   United Microelectronics Corp...................... 4,473,081  1,598,850
    United Microelectronics Corp. Sponsored ADR.......   146,700    264,060
    United Orthopedic Corp............................    12,000     22,177
#   Unity Opto Technology Co., Ltd....................   121,593     69,960
    Universal Cement Corp.............................   178,051    134,340
    Universal Microwave Technology, Inc...............     9,000     20,696
#   Unizyx Holding Corp...............................   177,118     65,993
    UPC Technology Corp...............................   326,458     97,660
#   USI Corp..........................................   368,372    129,610
    Usun Technology Co., Ltd..........................    11,000     20,228
    Vanguard International Semiconductor Corp.........   285,000    334,531
    Ve Wong Corp......................................    34,000     23,577
    Viking Tech Corp..................................    26,000     16,204
    Visual Photonics Epitaxy Co., Ltd.................    75,677     96,277
#   Vivotek, Inc......................................    38,160     93,384
#*  Wafer Works Corp..................................   170,381     56,961
    Wah Hong Industrial Corp..........................    19,694     10,730
#   Wah Lee Industrial Corp...........................    90,000    125,640
*   Walsin Lihwa Corp................................. 1,334,000    295,335
    Walsin Technology Corp............................   281,699     98,022
    Walton Advanced Engineering, Inc..................   178,000     42,314
    WAN HWA Enterprise Co.............................    10,795      5,183
*   Ways Technical Corp., Ltd.........................    16,000      7,486
#*  Wei Chuan Foods Corp..............................   147,000    100,284
*   Wei Mon Industry Co., Ltd.........................   118,763      8,555
    Weikeng Industrial Co., Ltd.......................    72,750     45,188
    Well Shin Technology Co., Ltd.....................    29,160     36,305
    Win Semiconductors Corp...........................   288,000    308,118
*   Winbond Electronics Corp.......................... 1,497,000    329,810
    Wintek Corp.......................................   461,871     10,040
#   Wisdom Marine Lines Co., Ltd......................   114,060    132,618
#   Wistron Corp......................................   887,367    580,706
    Wistron NeWeb Corp................................   101,901    253,954
    WPG Holdings, Ltd.................................   434,847    494,120
#   WT Microelectronics Co., Ltd......................   170,412    204,805
#   WUS Printed Circuit Co., Ltd......................   152,000    110,722
    X-Legend Entertainment Co., Ltd...................     5,625     23,853
    XAC Automation Corp...............................    18,000     43,484
#   Xxentria Technology Materials Corp................    33,211     90,562

                                     1323

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
TAIWAN -- (Continued)
    Yageo Corp........................................   232,682 $    332,096
#   YC Co., Ltd.......................................   191,262       69,230
#   YC INOX Co., Ltd..................................   144,000       85,813
    YCC Parts Manufacturing Co., Ltd..................     7,000       18,788
#   Yeong Guan Energy Technology Group Co., Ltd.......    21,356      128,541
#   YFY, Inc..........................................   583,891      189,662
    Yi Jinn Industrial Co., Ltd.......................   129,000       50,589
    Yieh Phui Enterprise Co., Ltd.....................   444,558      114,122
    Yonyu Plastics Co., Ltd...........................    23,000       19,324
*   Young Fast Optoelectronics Co., Ltd...............    50,298       17,914
    Young Optics, Inc.................................    15,000       15,416
    Youngtek Electronics Corp.........................    56,691       89,216
    Yuanta Financial Holding Co., Ltd................. 1,454,203      691,107
    Yulon Motor Co., Ltd..............................   288,783      281,827
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...    25,362       66,845
#   Yungshin Construction & Development Co., Ltd......    27,000       42,344
    YungShin Global Holding Corp......................    60,000       93,145
#   Yungtay Engineering Co., Ltd......................   148,000      233,278
    Zeng Hsing Industrial Co., Ltd....................    27,837      136,111
    Zenitron Corp.....................................   104,000       56,105
    Zhen Ding Technology Holding, Ltd.................   116,000      359,850
    Zig Sheng Industrial Co., Ltd.....................   205,231       78,127
    Zinwell Corp......................................   142,010      153,012
    Zippy Technology Corp.............................    55,000       59,902
    ZongTai Real Estate Development Co., Ltd..........    64,803       32,864
                                                                 ------------
TOTAL TAIWAN..........................................            141,521,620
                                                                 ------------
THAILAND -- (3.1%)
    AAPICO Hitech PCL.................................    84,120       32,940
    Advanced Info Service PCL.........................   212,800    1,509,434
    Advanced Information Technology PCL...............    14,700       11,887
    Airports of Thailand PCL..........................    82,900      691,519
*   AJ Plast PCL......................................    60,300       11,634
    Amata Corp. PCL...................................   211,300       84,532
    Ananda Development PCL............................   849,900       77,165
    AP Thailand PCL...................................   877,102      146,827
*   Asia Aviation PCL.................................   183,500       25,407
    Asia Green Energy PCL.............................   102,314        5,225
    Asia Plus Group Holdings PCL......................   426,500       48,888
    Asian Insulators PCL..............................   955,920       41,226
    Bangchak Petroleum PCL (The)......................   334,400      324,960
    Bangkok Aviation Fuel Services PCL................    98,550       69,904
    Bangkok Bank PCL(6077019).........................    20,600       97,024
    Bangkok Bank PCL(6368360).........................    88,700      417,767
    Bangkok Expressway PCL............................   169,800      183,073
    Bangkok Insurance PCL.............................     3,580       37,176
    Bangkok Land PCL.................................. 4,661,400      193,095
    Bangkok Life Assurance PCL........................   133,140      185,100
    Banpu PCL(BJFHBT4)................................   431,700      306,214
    Banpu PCL(6368348)................................    21,000       14,896
    Beauty Community PCL..............................   527,000       63,399
    BEC World PCL.....................................   282,100      288,143
    Berli Jucker PCL..................................   238,200      224,717

                                     1324

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
THAILAND -- (Continued)
    Big C Supercenter PCL(6368434)....................    78,900 $  410,786
    Big C Supercenter PCL(6763932)....................    22,000    114,541
    Cal-Comp Electronics Thailand PCL.................   972,644     89,965
    Central Pattana PCL...............................   364,500    488,654
    Central Plaza Hotel PCL...........................   260,800    275,636
    CH Karnchang PCL..................................   103,472     76,331
    Charoen Pokphand Foods PCL........................   410,293    243,300
    Charoong Thai Wire & Cable PCL....................    88,000     21,722
    Christiani & Nielsen Thai.........................    91,300     10,258
    Chularat Hospital PCL.............................   225,200     12,460
    CK Power PCL......................................   934,700     68,422
*   Country Group Development PCL.....................   417,500     15,044
    CP ALL PCL........................................   641,100    873,111
    CS Loxinfo PCL....................................    30,600      5,774
    Delta Electronics Thailand PCL....................   137,200    313,366
    Demco PCL.........................................    84,400     28,736
    Dhipaya Insurance PCL.............................    63,400     67,007
    Diamond Building Products PCL.....................   265,800     35,898
    DSG International Thailand PCL....................    93,800     17,033
    Dynasty Ceramic PCL............................... 1,192,000    125,812
    Eastern Water Resources Development and
      Management PCL..................................   217,400     70,935
    Energy Absolute PCL...............................    73,100     44,385
    Erawan Group PCL (The)............................   355,000     39,282
*   Esso Thailand PCL.................................   810,000    121,805
*   G J Steel PCL..................................... 1,140,750      7,768
    GFPT PCL..........................................   287,400     80,320
    Glow Energy PCL...................................   136,100    344,643
*   Golden Land Property Development PCL..............   244,800     42,716
    Grand Canal Land PCL..............................   605,900     51,573
    Grande Asset Hotels & Property PCL................   558,600     17,751
    Hana Microelectronics PCL.........................   108,401     99,958
    Home Product Center PCL........................... 1,541,727    273,395
    ICC International PCL.............................    27,800     30,565
    Indorama Ventures PCL.............................   436,000    327,820
    Intouch Holdings PCL..............................    85,000    197,156
    IRPC PCL.......................................... 3,227,200    384,572
*   Italian-Thai Development PCL......................   483,366    100,801
    Jasmine International PCL......................... 1,380,800    195,886
    Jay Mart PCL......................................   181,950     47,494
    Karmarts PCL......................................    77,100     11,922
    Kasikornbank PCL(6364766).........................   332,400  1,678,740
    Kasikornbank PCL(6888794).........................    94,500    478,600
    KCE Electronics PCL...............................   143,500    215,789
    KGI Securities Thailand PCL.......................   499,800     46,229
    Khon Kaen Sugar Industry PCL......................   584,640     66,020
    Kiatnakin Bank PCL................................   259,700    224,737
    Krung Thai Bank PCL............................... 1,555,650    772,418
    Krungthai Card PCL................................    40,200     90,392
    Land & Houses PCL(6581930)........................   174,500     39,608
    Land & Houses PCL(6581941)........................   476,120    107,396
    Lanna Resources PCL...............................    67,200     22,117
    LH Financial Group PCL............................   423,000     20,883
    Loxley PCL........................................   552,270     45,441

                                     1325

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
THAILAND -- (Continued)
    LPN Development PCL...............................   161,500 $   81,105
    Major Cineplex Group PCL..........................   214,200    199,037
    Maybank Kim Eng Securities Thailand PCL...........    40,700     26,906
    MBK PCL...........................................   251,000    101,126
    MCOT PCL..........................................   120,300     40,618
    Mega Lifesciences PCL.............................    23,800     11,750
    Minor International PCL...........................   274,186    227,548
    MK Restaurants Group PCL..........................     6,900     11,061
    Modernform Group PCL..............................    18,700      4,934
    Namyong Terminal PCL..............................    65,100     29,184
    Nation Multimedia Group PCL.......................   753,500     35,275
*   Polyplex Thailand PCL.............................   144,500     39,359
    Precious Shipping PCL.............................   315,750     74,805
    Premier Marketing PCL.............................   180,500     51,725
    Property Perfect PCL.............................. 1,744,100     45,526
    Pruksa Real Estate PCL............................   400,400    273,788
    PTG Energy PCL....................................   288,300    116,972
    PTT Exploration & Production PCL..................   562,186  1,491,400
    PTT Global Chemical PCL...........................   324,556    568,629
    PTT PCL(6420390)..................................   319,800  2,958,003
    PTT PCL(6420408)..................................    28,700    265,462
    Quality Houses PCL................................ 1,570,313    103,366
*   Raimon Land PCL................................... 1,142,800     41,503
    Ratchaburi Electricity Generating Holding
      PCL(6294249)....................................   117,800    179,650
    Ratchaburi Electricity Generating Holding
      PCL(6362771)....................................    63,600     96,992
    Ratchthani Leasing PCL............................   161,200     12,349
    Regional Container Lines PCL......................   202,700     49,173
    Robinson Department Store PCL.....................    97,300    117,329
    Rojana Industrial Park PCL........................   252,732     43,741
    RS PCL............................................   305,200    103,047
*   Sahaviriya Steel Industries PCL................... 5,877,500     26,682
    Samart Corp. PCL..................................   276,800    161,784
    Samart I-Mobile PCL............................... 1,001,300     49,433
    Samart Telcoms PCL................................   185,200    105,093
    Sansiri PCL....................................... 4,197,933    204,864
    SC Asset Corp PCL................................. 1,048,696     93,429
    Siam Cement PCL (The)(6609906)....................    10,000    150,376
    Siam Cement PCL (The)(6609928)....................    63,000    940,218
    Siam City Cement PCL..............................    42,500    441,339
    Siam Commercial Bank PCL (The)....................   222,000    957,412
    Siam Future Development PCL.......................   416,750     66,216
    Siam Global House PCL.............................   393,009     90,321
    Siamgas & Petrochemicals PCL......................   239,700     70,730
    Sino-Thai Engineering & Construction PCL..........   233,742    153,197
    SNC Former PCL....................................    42,000     17,994
    Somboon Advance Technology PCL....................   131,150     62,514
    SPCG PCL..........................................   184,100    127,452
    Sri Ayudhya Capital PCL...........................    20,800     20,950
    Sri Trang Agro-Industry PCL.......................   315,300    108,246
    Sriracha Construction PCL.........................    90,600     65,550
    Srithai Superware PCL.............................   898,400     61,686
    STP & I PCL.......................................   324,280    137,091
    Supalai PCL(6554675)..............................   388,600    188,539

                                     1326

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
THAILAND -- (Continued)
    Supalai PCL(6554749)..............................    30,000 $    14,555
    Susco PCL.........................................    46,500       4,143
    SVI PCL...........................................   459,885      58,195
    Symphony Communication PCL........................    14,600       5,882
    Syntec Construction PCL...........................   273,200      23,254
*   Tata Steel Thailand PCL........................... 1,019,200      19,953
    Thai Agro Energy PCL..............................    13,440       1,297
*   Thai Airways International PCL....................   536,800     190,382
    Thai Carbon Black PCL.............................    27,200      17,441
    Thai Central Chemical PCL.........................    23,300      15,866
    Thai Oil PCL......................................   244,800     335,128
    Thai Rung Union Car PCL...........................   116,640      14,032
    Thai Stanley Electric PCL.........................    11,300      60,916
    Thai Union Frozen Products PCL....................   548,632     294,202
    Thai Vegetable Oil PCL............................   176,300     122,552
    Thai-German Ceramic Industry PCL..................   208,400      19,749
    Thaicom PCL.......................................   221,700     228,022
    Thanachart Capital PCL............................   292,300     259,168
    Thitikorn PCL.....................................    50,500      13,970
    Thoresen Thai Agencies PCL........................   410,756     146,844
    TICON Industrial Connection PCL...................   156,504      55,950
*   TIPCO Foods PCL...................................   127,100      45,799
    Tisco Financial Group PCL(B3KFW76)................   174,700     210,661
    Tisco Financial Group PCL(B3KFW10)................    10,600      12,782
    TMB Bank PCL...................................... 3,747,100     248,779
    Total Access Communication PCL....................   247,100     492,517
    TPI Polene PCL.................................... 3,798,800     250,056
*   True Corp. PCL.................................... 1,744,987     534,710
    TTCL PCL(B5ML0D8).................................    25,329      21,380
    TTCL PCL(BWY4Y10).................................    22,510      19,001
    TTW PCL...........................................   674,700     220,146
    Union Mosaic Industry PCL (The)...................    67,500      12,161
    Unique Engineering & Construction PCL.............   226,350     111,746
    Univanich Palm Oil PCL............................    37,000      10,340
    Univentures PCL...................................   249,500      44,952
    Vanachai Group PCL................................   265,420     103,171
    VGI Global Media PCL..............................    95,100      12,412
    Vinythai PCL......................................   159,500      44,802
    Workpoint Entertainment PCL.......................    43,260      46,642
                                                                 -----------
TOTAL THAILAND........................................            30,731,162
                                                                 -----------
TURKEY -- (1.9%)
    Adana Cimento Sanayii TAS Class A.................    35,089      85,247
#   Adel Kalemcilik Ticaret ve Sanayi A.S.............     2,091      47,880
*   Adese Alisveris Merkezleri Ticaret A.S............    13,137      22,023
#   Akbank TAS........................................   414,253   1,105,927
    Akcansa Cimento A.S...............................    35,616     201,598
*   Akenerji Elektrik Uretim A.S......................   150,290      52,502
    Akfen Holding A.S.................................    46,043     133,936
    Aksa Akrilik Kimya Sanayii AS.....................    47,277     188,713
    Aksigorta A.S.....................................    59,107      43,228
#   Alarko Holding A.S................................    51,182      64,486
    Alkim Alkali Kimya A.S............................     2,621      12,956

                                     1327

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
TURKEY -- (Continued)
    Anadolu Anonim Turk Sigorta Sirketi............... 121,131 $ 62,841
#*  Anadolu Cam Sanayii A.S...........................  78,968   51,917
    Anadolu Hayat Emeklilik A.S.......................  31,420   59,733
    Arcelik A.S....................................... 106,049  558,212
*   Asya Katilim Bankasi A.S.......................... 202,146   60,508
    Bagfas Bandirma Gubre Fabrikalari A.S.............   7,985   38,232
    Baticim Bati Anadolu Cimento Sanayii A.S..........  18,986   48,533
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret
       A.S............................................ 117,695   87,041
    BIM Birlesik Magazalar A.S........................  57,717  978,163
*   Bolu Cimento Sanayii A.S..........................  40,783   75,156
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....  33,333   74,632
*   Boyner Perakende Ve Tekstil Yatirimlari AS........   2,373   55,238
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...  18,364   54,671
    Bursa Cimento Fabrikasi A.S.......................  15,037   23,324
    Celebi Hava Servisi A.S...........................   7,371  103,808
    Cimsa Cimento Sanayi VE Ticaret AS................  37,059  211,390
#   Coca-Cola Icecek A.S..............................  21,008  301,571
#*  Dogan Sirketler Grubu Holding A.S................. 411,034   81,342
    Dogus Otomotiv Servis ve Ticaret A.S..............  51,987  300,808
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S........  49,424   29,428
#   EGE Endustri VE Ticaret A.S.......................   2,113  166,986
    EGE Seramik Sanayi ve Ticaret A.S.................  25,836   34,314
    Enka Insaat ve Sanayi A.S.........................  68,900  124,674
    Eregli Demir ve Celik Fabrikalari TAS............. 546,308  818,133
#*  Fenerbahce Futbol A.S.............................   7,152  107,654
    Ford Otomotiv Sanayi A.S..........................  28,029  332,739
    Gentas Genel Metal Sanayi ve Ticaret A.S..........  36,786   15,506
#*  Global Yatirim Holding A.S........................ 161,491  101,011
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S.............................................   3,458   89,776
#   Goodyear Lastikleri TAS...........................   2,017   42,959
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.....  68,781   62,456
#   GSD Holding A.S................................... 176,329   80,220
    Gubre Fabrikalari TAS.............................  62,252  171,411
*   Hurriyet Gazetecilik ve Matbaacilik A.S........... 135,284   32,160
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi
      ve Ticaret A.S..................................   5,919   12,292
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      A.S.............................................  37,047   33,578
    Is Finansal Kiralama A.S..........................  65,024   18,058
#*  Izmir Demir Celik Sanayi A.S......................  29,352   21,377
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A.................................... 107,910   69,427
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B....................................  57,973   40,717
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D.................................... 515,436  274,757
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S............ 131,786   71,785
*   Kartonsan Karton Sanayi ve Ticaret A.S............     381   29,728
#   KOC Holding A.S...................................  86,347  382,963
    Konya Cimento Sanayii A.S.........................     785   92,264
    Koza Altin Isletmeleri A.S........................  28,381  238,802
    Mardin Cimento Sanayii ve Ticaret A.S.............  29,074   43,482
*   Menderes Tekstil Sanayi ve Ticaret A.S............  84,060   17,579
*   Metro Ticari ve Mali Yatirimlar Holding A.S.......  47,720   12,596
#*  Migros Ticaret A.S................................  21,037  156,365
#*  Netas Telekomunikasyon A.S........................  27,362  124,298
    Nuh Cimento Sanayi A.S............................  24,150   82,791

                                     1328

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
TURKEY -- (Continued)
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S.............................................  33,380 $     41,448
#*  Petkim Petrokimya Holding A.S.....................  73,352      109,932
    Pinar Entegre Et ve Un Sanayi A.S.................   5,800       20,898
    Pinar SUT Mamulleri Sanayii A.S...................   4,613       39,602
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.............................................  23,190       25,989
#*  Sasa Polyester Sanayi A.S.........................  50,000       45,270
*   Sekerbank TAS..................................... 332,572      188,113
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........  93,926       84,733
    Soda Sanayii A.S.................................. 180,730      296,479
*   Tat Gida Sanayi A.S...............................  14,200       35,378
    TAV Havalimanlari Holding A.S.....................  72,188      548,415
#   Tekfen Holding A.S................................  86,429      131,353
#   Teknosa Ic Ve Dis Ticaret A.S.....................  16,869       43,865
#*  Tekstil Bankasi A.S...............................  83,398       68,868
    Tofas Turk Otomobil Fabrikasi A.S.................  49,692      325,467
#   Trakya Cam Sanayi A.S............................. 213,484      157,582
*   Tupras Turkiye Petrol Rafinerileri A.S............  16,821      436,561
#   Turcas Petrol A.S.................................  65,845       38,477
    Turk Telekomunikasyon A.S......................... 107,271      266,303
#   Turk Traktor ve Ziraat Makineleri A.S.............   9,126      239,318
#   Turkcell Iletisim Hizmetleri A.S.................. 143,937      658,763
    Turkcell Iletisim Hizmetleri A.S. ADR.............  24,748      284,107
    Turkiye Garanti Bankasi A.S....................... 476,145    1,404,460
    Turkiye Halk Bankasi A.S.......................... 345,606    1,503,813
    Turkiye Is Bankasi................................ 345,788      672,413
#   Turkiye Sinai Kalkinma Bankasi A.S................ 325,971      205,136
#   Turkiye Sise ve Cam Fabrikalari A.S............... 499,683      563,985
#   Turkiye Vakiflar Bankasi Tao...................... 334,683      503,712
#   Ulker Biskuvi Sanayi A.S..........................  62,366      346,675
#*  Vestel Elektronik Sanayi ve Ticaret A.S...........  72,656      119,814
#   Yapi ve Kredi Bankasi A.S......................... 148,663      203,866
#*  Zorlu Enerji Elektrik Uretim A.S..................  71,834       43,812
TOTAL TURKEY..........................................           18,772,509
                                                               ------------
TOTAL COMMON STOCKS...................................          927,988,919
                                                               ------------
PREFERRED STOCKS -- (3.0%)
BRAZIL -- (2.9%)
    AES Tiete SA......................................  41,286      220,662
    Alpargatas SA.....................................  48,317      110,068
    Banco ABC Brasil SA(B23DMP8)......................  43,481      131,308
    Banco ABC Brasil SA(BYT8JC7)......................   1,680        5,073
    Banco Bradesco SA................................. 696,948    5,552,868
    Banco Bradesco SA ADR............................. 169,896    1,348,978
    Banco Daycoval SA.................................  21,100       55,216
    Banco do Estado do Rio Grande do Sul SA Class B... 115,416      333,376
*   Banco Industrial e Comercial SA...................  21,889       50,248
    Banco Pan SA......................................  92,332       41,259
    Banco Pine SA.....................................   6,310        9,215
    Centrais Eletricas Brasileiras SA Class B.........  38,500       96,027
    Centrais Eletricas Santa Catarina.................   6,450       25,921
    Cia Brasileira de Distribuicao....................  62,914    1,378,101
    Cia de Gas de Sao Paulo--COMGAS Class A...........   8,521      102,980

                                     1329

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
BRAZIL -- (Continued)
    Cia de Saneamento do Parana.......................     100 $       123
    Cia de Transmissao de Energia Eletrica Paulista...  15,935     192,861
    Cia Energetica de Minas Gerais.................... 392,503   1,082,149
    Cia Energetica de Sao Paulo Class B...............  95,000     530,776
    Cia Energetica do Ceara Class A...................   4,482      52,308
    Cia Ferro Ligas da Bahia--Ferbasa.................  18,300      43,185
    Cia Paranaense de Energia.........................  42,068     433,464
*   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA........................................  80,195     353,903
    Eucatex SA Industria e Comercio...................   6,800       6,455
*   Gol Linhas Aereas Inteligentes SA.................  56,900      94,392
    Itau Unibanco Holding SA.......................... 930,195   8,171,926
    Itau Unibanco Holding SA ADR...................... 247,298   2,146,543
    Lojas Americanas SA............................... 220,654   1,111,019
    Marcopolo SA...................................... 153,200     102,910
*   Oi SA.............................................  23,871      33,743
*   Petroleo Brasileiro SA............................ 476,693   1,461,843
*   Petroleo Brasileiro SA Sponsored ADR.............. 176,992   1,088,501
    Randon Participacoes SA...........................  19,275      18,014
    Saraiva SA Livreiros Editores.....................   5,815       7,320
    Suzano Papel e Celulose SA Class A................  82,200     403,084
    Telefonica Brasil SA..............................  64,856     854,846
    Usinas Siderurgicas de Minas Gerais SA Class A.... 272,800     313,119
    Vale SA...........................................  34,249     146,541
    Vale SA Sponsored ADR............................. 256,045   1,098,433
                                                               -----------
TOTAL BRAZIL..........................................          29,208,758
                                                               -----------
CHILE -- (0.0%)
    Embotelladora Andina SA...........................  18,695      42,684
    Embotelladora Andina SA Class B...................  64,098     181,160
                                                               -----------
TOTAL CHILE...........................................             223,844
                                                               -----------
COLOMBIA -- (0.1%)
*   Avianca Holdings SA............................... 177,354     192,134
    Banco Davivienda SA...............................  27,921     256,718
    Grupo Aval Acciones y Valores SA.................. 537,790     231,548
    Grupo de Inversiones Suramericana SA..............  10,485     133,247
                                                               -----------
TOTAL COLOMBIA........................................             813,647
                                                               -----------
TOTAL PREFERRED STOCKS................................          30,246,249
                                                               -----------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Cyrela Commercial Properties SA Empreendimentos e
      Participacoes Rights
       08/28/15.......................................   1,060           6
*   Gol Linhas Aereas Inteligentes SA Rights
      08/14/15........................................  12,945          38
                                                               -----------
TOTAL BRAZIL..........................................                  44
                                                               -----------
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants
      10/14/16........................................  39,500       2,293
                                                               -----------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants
      11/06/19........................................  12,047       1,292

                                     1330

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
MALAYSIA -- (Continued)
*     KNM Group Bhd Warrants 04/20/21.................   104,298 $        3,954
*     Matrix Concept Holdings Bhd Warrants 07/20/20...    19,000          2,906
*     O.S.K. Holdings Bhd Warrants 07/22/20...........    83,452             --
                                                                 --------------
TOTAL MALAYSIA........................................                    8,152
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Foosung Co., Ltd. Rights 09/03/15...............       466            420
*     ISC Co. Rights 09/08/15.........................        23            210
#*    Meritz Securities Co., Ltd. Rights 08/21/15.....    15,891         21,457
                                                                 --------------
TOTAL SOUTH KOREA.....................................                   22,087
                                                                 --------------
TAIWAN -- (0.0%)
*     Achem Technology Corp. Rights 08/03/15..........     3,285             15
*     Excelsior Medical Co., Ltd. Rights 08/14/15.....     2,231            191
*     First Financial Holdings, Ltd. Rights 09/11/15..   179,411         13,070
      Ruentex Development Co., Ltd....................    27,479          1,044
                                                                 --------------
TOTAL TAIWAN..........................................                   14,320
                                                                 --------------
THAILAND -- (0.0%)
*     Grand Canal Land PCL Warrants 06/29/18..........    60,590          3,438
*     Italian-Thai Development PCL Warrants 05/13/19..    96,673          4,526
*     Jasmine International PCL Warrants 07/05/20.....   676,863         27,270
*     Jay Mart PCL Rights 08/31/15....................    24,790             --
*     Loxley PCL Warrants 09/30/17....................         1             --
*     Precious Shipping PCL Warrants 06/15/18.........    10,525            986
*     Raimon Land PCL Warrants 06/14/18...............   285,700          1,783
*     Samart Corp. PCL Warrants 02/19/18..............    41,200          2,303
                                                                 --------------
TOTAL THAILAND........................................                   40,306
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                   87,202
                                                                 --------------
BONDS -- (0.0%)

INDIA -- (0.0%)
      NTPC, Ltd., 8.490%.............................. 5,047,387          9,919
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund.................. 4,211,462     48,726,613
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,030,705,915)^^............................           $1,007,058,902
                                                                 ==============

                                     1331

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------
                                      LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                    ------------ ------------ ------- --------------
Common Stocks
   Brazil.......................... $ 56,662,216           --    --   $   56,662,216
   Chile...........................    6,379,763 $  9,453,775    --       15,833,538
   China...........................   19,680,752  121,987,546    --      141,668,298
   Colombia........................    5,706,819           --    --        5,706,819
   Czech Republic..................           --    2,324,760    --        2,324,760
   Egypt...........................      149,313      782,804    --          932,117
   Greece..........................       42,275    3,409,395    --        3,451,670
   Hungary.........................           --    2,078,865    --        2,078,865
   India...........................    3,949,910  101,475,753    --      105,425,663
   Indonesia.......................    2,244,542   31,014,640    --       33,259,182
   Malaysia........................       11,943   40,265,773    --       40,277,716
   Mexico..........................   54,499,281        1,517    --       54,500,798
   Peru............................    2,356,022           --    --        2,356,022
   Philippines.....................      798,262   16,384,024    --       17,182,286
   Poland..........................           --   22,293,849    --       22,293,849
   Russia..........................      857,289   10,744,343    --       11,601,632
   South Africa....................    9,107,628   70,687,487    --       79,795,115
   South Korea.....................    8,921,557  132,691,525    --      141,613,082
   Taiwan..........................   13,377,780  128,143,840    --      141,521,620
   Thailand........................   30,731,162           --    --       30,731,162
   Turkey..........................      284,107   18,488,402    --       18,772,509
Preferred Stocks
   Brazil..........................   29,208,758           --    --       29,208,758
   Chile...........................           --      223,844    --          223,844
   Colombia........................      813,647           --    --          813,647
Rights/Warrants
   Brazil..........................           --           44    --               44
   China...........................           --        2,293    --            2,293
   Malaysia........................           --        8,152    --            8,152
   South Korea.....................           --       22,087    --           22,087
   Taiwan..........................         1044       13,277    --           14,321
   Thailand........................          986       39,320    --           40,306
Bonds
   India...........................           --        9,919    --            9,919
Securities Lending Collateral......           --   48,726,613    --       48,726,613
                                    ------------ ------------  ----   --------------
TOTAL.............................. $245,785,058 $761,273,844    --   $1,007,058,902
                                    ============ ============  ====   ==============

                                     1332

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                   VALUE+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Tax-Managed U.S. Marketwide Value Series
    of The DFA Investment Trust Company....................... $3,922,334,008
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $2,113,408,763)^^................................ $3,922,334,008
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1333

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES   VALUE+
                                                       ------ -----------
COMMON STOCKS -- (92.3%)

Consumer Discretionary -- (12.9%)
*   1-800-Flowers.com, Inc. Class A...................  3,914 $    38,944
    A. H. Belo Corp. Class A..........................  1,226       6,314
    Aaron's, Inc......................................  7,750     286,595
#   Abercrombie & Fitch Co. Class A...................  8,850     177,796
    Advance Auto Parts, Inc...........................  7,900   1,376,259
#*  Aeropostale, Inc..................................  8,325      12,571
*   Amazon.com, Inc................................... 45,404  24,343,355
*   Ambassadors Group, Inc............................  1,423       3,301
    AMC Entertainment Holdings, Inc. Class A..........  1,721      55,502
*   AMC Networks, Inc. Class A........................  6,881     579,518
*   America's Car-Mart, Inc...........................  1,100      50,886
*   American Axle & Manufacturing Holdings, Inc.......  7,152     142,897
#   American Eagle Outfitters, Inc.................... 18,300     324,825
*   American Public Education, Inc....................  2,200      56,914
*   ANN, Inc..........................................  5,225     239,044
*   Apollo Education Group, Inc. Class A.............. 10,210     130,790
    Aramark........................................... 22,635     720,246
    Arctic Cat, Inc...................................  2,500      71,525
*   Asbury Automotive Group, Inc......................  2,900     256,070
#*  Ascena Retail Group, Inc.......................... 13,900     174,028
*   Ascent Capital Group, Inc. Class A................  1,135      44,299
#   Autoliv, Inc...................................... 10,143   1,067,044
*   AutoNation, Inc...................................  8,573     534,441
#*  AutoZone, Inc.....................................  3,800   2,663,572
*   Ballantyne Strong, Inc............................  2,600      11,830
*   Barnes & Noble, Inc...............................  3,400      89,386
    Bassett Furniture Industries, Inc.................    306      10,034
    Beasley Broadcast Group, Inc. Class A.............    325       1,409
*   Beazer Homes USA, Inc.............................    779      14,941
#   bebe stores, Inc..................................  3,388       6,234
#*  Bed Bath & Beyond, Inc............................ 22,104   1,441,844
*   Belmond, Ltd. Class A.............................  8,827     106,895
#   Best Buy Co., Inc................................. 33,220   1,072,674
    Big 5 Sporting Goods Corp.........................  2,146      23,627
#   Big Lots, Inc.....................................  5,898     254,676
*   Biglari Holdings, Inc.............................      7       3,044
#*  BJ's Restaurants, Inc.............................  3,098     159,733
    Bloomin' Brands, Inc.............................. 11,322     263,689
#*  Blue Nile, Inc....................................  1,407      44,630
*   Blyth, Inc........................................    836       3,854
    Bob Evans Farms, Inc..............................  3,500     174,720
#   Bon-Ton Stores, Inc. (The)........................  2,096       9,160
*   Books-A-Million, Inc..............................  1,295       4,170
    BorgWarner, Inc................................... 25,687   1,276,901
#*  Boyd Gaming Corp..................................  5,900     100,831
*   Bravo Brio Restaurant Group, Inc..................  1,543      20,044
*   Bridgepoint Education, Inc........................  1,683      15,854
*   Bright Horizons Family Solutions, Inc.............  5,200     313,248
#   Brinker International, Inc........................  7,728     462,907
#   Brunswick Corp.................................... 10,948     581,229
#   Buckle, Inc. (The)................................  3,112     137,644

                                     1334

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Buffalo Wild Wings, Inc...........................   2,000 $   391,160
*   Build-A-Bear Workshop, Inc........................   2,400      41,880
*   Burlington Stores, Inc............................   7,500     412,800
#*  Cabela's, Inc.....................................   5,310     235,923
*   Cable One, Inc....................................     500     207,610
#   Cablevision Systems Corp. Class A.................  23,295     657,385
    Caleres, Inc......................................   5,187     171,378
#   Callaway Golf Co..................................  13,384     122,597
#*  Cambium Learning Group, Inc.......................  11,314      53,176
    Capella Education Co..............................   1,400      72,114
*   Career Education Corp.............................   6,800      21,624
#*  CarMax, Inc.......................................  24,738   1,595,848
*   Carmike Cinemas, Inc..............................   3,469      86,898
    Carnival Corp.....................................  44,571   2,375,189
#   Carriage Services, Inc............................   2,167      52,073
*   Carrols Restaurant Group, Inc.....................   2,151      23,704
    Carter's, Inc.....................................   5,800     588,178
    Cato Corp. (The) Class A..........................   2,761     106,050
*   Cavco Industries, Inc.............................   1,157      84,554
#   CBS Corp. Class A.................................   5,128     285,783
    CBS Corp. Class B.................................  52,658   2,815,623
#*  Central European Media Enterprises, Ltd. Class A..     524       1,258
#*  Charter Communications, Inc. Class A..............   9,610   1,786,115
#   Cheesecake Factory, Inc. (The)....................   5,550     320,457
    Cherokee, Inc.....................................     542      15,214
#   Chico's FAS, Inc..................................  18,000     273,960
    Children's Place, Inc. (The)......................   2,340     135,486
*   Chipotle Mexican Grill, Inc.......................   3,385   2,512,449
    Choice Hotels International, Inc..................   4,283     216,977
#*  Christopher & Banks Corp..........................     817       2,639
    Churchill Downs, Inc..............................   1,444     195,027
#*  Chuy's Holdings, Inc..............................   1,600      45,456
#*  Cinedigm Corp.....................................   9,275       5,866
    Cinemark Holdings, Inc............................  12,617     497,867
*   Citi Trends, Inc..................................   1,200      28,572
    Clear Channel Outdoor Holdings, Inc. Class A......   3,850      37,191
    ClubCorp Holdings, Inc............................   1,947      45,404
    Coach, Inc........................................  28,168     878,842
    Collectors Universe, Inc..........................     600      12,096
    Columbia Sportswear Co............................   3,554     254,253
    Comcast Corp. Class A............................. 236,903  14,785,116
#   Comcast Corp. Special Class A.....................  47,472   2,959,404
#*  Conn's, Inc.......................................   2,882      99,487
    Cooper Tire & Rubber Co...........................   6,429     211,707
*   Cooper-Standard Holding, Inc......................     246      15,818
    Core-Mark Holding Co., Inc........................   2,700     171,639
#   Cracker Barrel Old Country Store, Inc.............   2,300     349,347
#*  Crocs, Inc........................................   9,700     152,581
*   Crown Media Holdings, Inc. Class A................     130         581
    CSS Industries, Inc...............................   1,250      35,488
    CST Brands, Inc...................................   8,177     309,745
    Culp, Inc.........................................   1,492      45,133
*   Cumulus Media, Inc. Class A.......................   4,000       6,600

                                     1335

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
    Dana Holding Corp.................................  18,876 $  350,339
    Darden Restaurants, Inc...........................  13,662  1,007,709
#*  Deckers Outdoor Corp..............................   4,300    313,384
*   Del Frisco's Restaurant Group, Inc................   1,881     30,002
    Delphi Automotive P.L.C...........................  32,209  2,514,879
*   Denny's Corp......................................   7,180     84,437
    Destination Maternity Corp........................   1,600     15,792
#*  Destination XL Group, Inc.........................   4,200     20,538
#   DeVry Education Group, Inc........................   5,279    160,376
#*  Diamond Resorts International, Inc................   4,216    132,129
    Dick's Sporting Goods, Inc........................  11,039    562,768
    Dillard's, Inc. Class A...........................   3,453    351,792
    DineEquity, Inc...................................   2,200    228,822
*   Discovery Communications, Inc.....................  31,612    957,844
#*  Discovery Communications, Inc. Class A............  17,181    567,317
*   DISH Network Corp. Class A........................  26,102  1,686,450
    Dollar General Corp...............................  34,201  2,748,734
*   Dollar Tree, Inc..................................  26,875  2,097,056
#   Domino's Pizza, Inc...............................   6,704    763,183
#*  Dorman Products, Inc..............................   2,578    136,067
    DR Horton, Inc....................................  34,482  1,023,771
#*  DreamWorks Animation SKG, Inc. Class A............   7,680    185,165
    Drew Industries, Inc..............................   2,271    133,217
    DSW, Inc. Class A.................................   9,116    296,452
#   Dunkin' Brands Group, Inc.........................  10,785    581,204
*   Entercom Communications Corp. Class A.............   2,510     26,430
    Entravision Communications Corp. Class A..........   4,908     37,644
#   Ethan Allen Interiors, Inc........................   2,900     87,551
#*  EVINE Live, Inc...................................   3,000      6,570
    EW Scripps Co. (The) Class A......................   5,927    130,216
    Expedia, Inc......................................  11,934  1,449,265
*   Express, Inc......................................   8,200    156,128
#*  Famous Dave's Of America, Inc.....................   1,098     19,555
*   Federal-Mogul Holdings Corp.......................   2,362     26,454
*   Fiesta Restaurant Group, Inc......................   2,996    174,157
    Finish Line, Inc. (The) Class A...................   5,300    145,697
#*  Five Below, Inc...................................   5,821    214,620
    Flexsteel Industries, Inc.........................     300     11,976
#   Foot Locker, Inc..................................  15,542  1,096,488
    Ford Motor Co..................................... 408,108  6,052,242
#*  Fossil Group, Inc.................................   5,703    392,081
#*  Francesca's Holdings Corp.........................   4,263     51,838
    Fred's, Inc. Class A..............................   3,670     66,207
#*  FTD Cos., Inc.....................................   3,370     98,168
#*  Fuel Systems Solutions, Inc.......................   1,392      8,658
#*  G-III Apparel Group, Ltd..........................   4,400    317,812
#*  Gaiam, Inc. Class A...............................   1,309      9,084
#   GameStop Corp. Class A............................  12,940    593,299
*   Gaming Partners International Corp................     800      8,040
*   Gannett Co., Inc..................................  11,949    151,155
#   Gap, Inc. (The)...................................  27,680  1,009,766
#   Garmin, Ltd.......................................  12,906    540,890
    General Motors Co................................. 144,212  4,544,120

                                     1336

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Genesco, Inc......................................   2,400 $   155,256
    Gentex Corp.......................................  30,990     498,319
*   Gentherm, Inc.....................................   3,703     186,372
    Genuine Parts Co..................................  16,830   1,497,028
    GNC Holdings, Inc. Class A........................  10,132     498,596
    Goodyear Tire & Rubber Co. (The)..................  28,675     863,978
#*  GoPro, Inc. Class A...............................   8,300     515,430
#*  Gordmans Stores, Inc..............................     279       1,537
    Graham Holdings Co. Class B.......................     500     344,780
*   Grand Canyon Education, Inc.......................   5,508     239,212
*   Gray Television, Inc..............................   4,850      81,917
    Group 1 Automotive, Inc...........................   2,780     269,577
#*  Groupon, Inc......................................  42,624     205,448
#   Guess?, Inc.......................................   6,590     144,255
#   H&R Block, Inc....................................  30,701   1,022,036
    Hanesbrands, Inc..................................  44,200   1,371,526
    Harley-Davidson, Inc..............................  24,000   1,399,200
    Harman International Industries, Inc..............   7,849     845,023
    Harte-Hanks, Inc..................................   3,368      15,796
#   Hasbro, Inc.......................................  12,600     992,124
    Haverty Furniture Cos., Inc.......................   1,700      37,706
*   Helen of Troy, Ltd................................   4,100     359,898
#*  hhgregg, Inc......................................   2,516       8,429
#*  Hibbett Sports, Inc...............................   2,888     131,548
*   Hilton Worldwide Holdings, Inc....................  55,913   1,501,264
    Home Depot, Inc. (The)............................ 148,640  17,395,339
    Hooker Furniture Corp.............................   1,300      32,435
*   Horizon Global Corp...............................   1,471      18,417
*   Houghton Mifflin Harcourt Co......................  12,390     323,751
    HSN, Inc..........................................   4,220     310,212
#*  Hyatt Hotels Corp. Class A........................   4,993     278,759
#*  Iconix Brand Group, Inc...........................   7,198     156,413
*   Installed Building Products, Inc..................     817      22,198
#*  International Game Technology P.L.C...............   5,056     100,109
    International Speedway Corp. Class A..............   2,075      71,110
    Interpublic Group of Cos., Inc. (The).............  44,816     954,581
#   Interval Leisure Group, Inc.......................   4,458      95,045
*   iRobot Corp.......................................   2,767      85,196
*   Isle of Capri Casinos, Inc........................   3,400      62,016
#*  ITT Educational Services, Inc.....................   1,300       4,784
    Jack in the Box, Inc..............................   4,400     418,000
#*  JAKKS Pacific, Inc................................   2,151      21,187
*   Jarden Corp.......................................  14,568     801,240
#*  JC Penney Co., Inc................................  26,086     214,949
    John Wiley & Sons, Inc. Class A...................   5,120     271,411
    Johnson Controls, Inc.............................  74,096   3,375,814
    Johnson Outdoors, Inc. Class A....................   1,187      25,046
    Journal Media Group, Inc..........................   1,815      14,683
*   K12, Inc..........................................   2,215      29,216
*   Kate Spade & Co...................................  12,745     256,429
#   KB Home...........................................   8,900     142,222
    Kirkland's, Inc...................................   1,502      40,975
#   Kohl's Corp.......................................  23,760   1,456,963

                                     1337

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Kona Grill, Inc...................................   1,120 $    21,325
#*  Krispy Kreme Doughnuts, Inc.......................   5,319      99,146
    L Brands, Inc.....................................  26,767   2,160,632
*   La Quinta Holdings, Inc...........................   3,297      69,962
    La-Z-Boy, Inc.....................................   6,000     152,400
*   Lakeland Industries, Inc..........................   1,000      10,500
*   Lands' End, Inc...................................   1,303      30,725
    Las Vegas Sands Corp..............................  44,089   2,470,748
*   LeapFrog Enterprises, Inc.........................   5,500       5,163
    Lear Corp.........................................   8,900     926,223
    Leggett & Platt, Inc..............................  15,277     730,393
#   Lennar Corp. Class A..............................  18,816     998,001
    Lennar Corp. Class B..............................   1,241      54,430
    Libbey, Inc.......................................   2,200      81,862
*   Liberty Broadband Corp............................   7,136     381,990
*   Liberty Broadband Corp. Class A...................   2,694     145,395
*   Liberty Interactive Corp., QVC Group Class
      A(53071M104)....................................  55,690   1,617,794
*   Liberty Interactive Corp., QVC Group Class
      A(531229102)....................................  10,779     407,446
*   Liberty Media Corp................................  21,958     827,817
*   Liberty Media Corp. Class B.......................     200       7,683
*   Liberty TripAdvisor Holdings, Inc. Class A........   6,644     194,603
*   Liberty Ventures Series A.........................  14,561     603,990
*   Liberty Ventures Series B.........................      28       1,177
    Lifetime Brands, Inc..............................     300       4,362
    Lincoln Educational Services Corp.................   2,164       3,181
#   Lions Gate Entertainment Corp.....................  11,942     467,888
    Lithia Motors, Inc. Class A.......................   2,487     297,669
*   Live Nation Entertainment, Inc....................  15,286     400,799
*   LKQ Corp..........................................  33,047   1,039,659
*   Loral Space & Communications, Inc.................   1,300      82,355
    Lowe's Cos., Inc.................................. 109,012   7,561,072
*   Luby's, Inc.......................................   1,849       8,968
#*  Lululemon Athletica, Inc..........................  11,930     749,920
#*  Lumber Liquidators Holdings, Inc..................   2,649      51,126
#*  M/I Homes, Inc....................................   2,750      68,970
#   Macy's, Inc.......................................  38,835   2,681,945
*   Madison Square Garden Co. (The) Class A...........   7,200     600,480
    Marcus Corp. (The)................................   2,400      50,304
#   Marine Products Corp..............................   1,898      11,825
*   MarineMax, Inc....................................   1,700      30,702
    Marriott International, Inc. Class A..............  26,226   1,904,270
    Marriott Vacations Worldwide Corp.................   2,389     199,720
*   Martha Stewart Living Omnimedia, Inc. Class A.....   2,700      16,389
#   Mattel, Inc.......................................  36,665     850,995
*   McClatchy Co. (The) Class A.......................   4,300       3,483
    McDonald's Corp................................... 108,659  10,850,688
#   MDC Holdings, Inc.................................   4,445     132,728
#*  Media General, Inc................................   3,778      59,957
    Men's Wearhouse, Inc. (The).......................   5,635     335,395
#   Meredith Corp.....................................   3,107     148,887
*   Meritage Homes Corp...............................   3,700     166,870
#*  MGM Resorts International.........................  40,164     788,018
*   Michael Kors Holdings, Ltd........................  21,453     900,811

                                     1338

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   Modine Manufacturing Co...........................  3,907 $   39,578
*   Mohawk Industries, Inc............................  7,194  1,450,238
*   Monarch Casino & Resort, Inc......................  1,845     34,335
#   Monro Muffler Brake, Inc..........................  2,978    188,358
    Morningstar, Inc..................................  2,287    194,830
*   Motorcar Parts of America, Inc....................    983     29,126
    Movado Group, Inc.................................  2,362     59,829
*   Murphy USA, Inc...................................  4,848    265,476
    NACCO Industries, Inc. Class A....................    387     19,648
    Nathan's Famous, Inc..............................    509     15,636
    National CineMedia, Inc...........................  6,419     99,494
*   Nautilus, Inc.....................................  4,149     87,668
*   Netflix, Inc...................................... 46,669  5,334,733
*   New York & Co., Inc...............................  5,059     11,383
#   New York Times Co. (The) Class A.................. 14,000    185,080
    Newell Rubbermaid, Inc............................ 30,834  1,334,496
*   News Corp. Class A................................ 41,104    605,462
*   News Corp. Class B................................ 11,390    162,535
    Nexstar Broadcasting Group, Inc. Class A..........  2,793    160,206
    NIKE, Inc. Class B................................ 76,808  8,849,818
#   Nordstrom, Inc.................................... 17,146  1,308,411
*   Norwegian Cruise Line Holdings, Ltd............... 14,443    901,532
    Nutrisystem, Inc..................................  2,651     79,663
*   NVR, Inc..........................................    500    745,020
*   O'Reilly Automotive, Inc.......................... 12,850  3,087,983
*   Office Depot, Inc................................. 52,875    423,000
#   Omnicom Group, Inc................................ 27,235  1,990,334
#*  Orbitz Worldwide, Inc.............................  3,586     40,450
#   Outerwall, Inc....................................  2,800    198,296
*   Overstock.com, Inc................................  1,830     38,723
    Oxford Industries, Inc............................  1,382    115,991
#*  Pacific Sunwear of California, Inc................  6,000      3,846
#*  Panera Bread Co. Class A..........................  3,075    627,669
    Papa John's International, Inc....................  3,800    287,128
#*  Penn National Gaming, Inc.........................  6,827    130,259
    Penske Automotive Group, Inc......................  4,700    253,800
*   Pep Boys-Manny, Moe & Jack (The)..................  4,332     51,334
*   Perry Ellis International, Inc....................    969     23,343
#   PetMed Express, Inc...............................  2,200     37,070
#   Pier 1 Imports, Inc............................... 10,500    124,005
*   Pinnacle Entertainment, Inc.......................  5,100    196,350
#   Polaris Industries, Inc...........................  6,994    958,598
    Pool Corp.........................................  5,100    359,142
*   Popeyes Louisiana Kitchen, Inc....................  2,600    157,768
*   Priceline Group, Inc. (The).......................  5,882  7,314,679
    PulteGroup, Inc................................... 36,663    759,657
#   PVH Corp..........................................  8,755  1,015,930
#*  Quiksilver, Inc...................................  8,658      3,971
    Ralph Lauren Corp.................................  6,300    793,107
*   RCI Hospitality Holdings, Inc.....................  1,000     11,160
*   Red Lion Hotels Corp..............................  2,034     16,557
*   Red Robin Gourmet Burgers, Inc....................  1,300    119,145
#   Regal Entertainment Group Class A.................  9,436    194,382

                                     1339

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   Regis Corp........................................   4,556 $   66,654
    Remy International, Inc...........................   1,509     44,666
#   Rent-A-Center, Inc................................   6,145    164,625
*   Rentrak Corp......................................   1,137     77,850
#   Restaurant Brands International, Inc..............  21,394    925,077
#*  Restoration Hardware Holdings, Inc................   2,866    290,784
    Rocky Brands, Inc.................................     231      4,195
    Ross Stores, Inc..................................  48,000  2,551,680
#   Royal Caribbean Cruises, Ltd......................  18,100  1,626,285
*   Ruby Tuesday, Inc.................................   5,370     39,416
    Ruth's Hospitality Group, Inc.....................   4,284     75,099
#   Ryland Group, Inc. (The)..........................   4,600    209,162
#   Saga Communications, Inc. Class A.................     676     27,378
    Salem Media Group, Inc. Class A...................     400      2,572
*   Sally Beauty Holdings, Inc........................  17,735    528,326
    Scholastic Corp...................................   2,600    112,034
#*  Scientific Games Corp. Class A....................   5,774     87,187
#   Scripps Networks Interactive, Inc. Class A........   9,189    575,048
#   SeaWorld Entertainment, Inc.......................   3,409     59,112
*   Select Comfort Corp...............................   5,594    145,668
#   Service Corp. International.......................  22,783    695,109
*   Shiloh Industries, Inc............................   1,564     17,642
    Shoe Carnival, Inc................................     771     21,827
#*  Shutterfly, Inc...................................   3,662    158,381
    Signet Jewelers, Ltd..............................   8,700  1,054,614
    Sinclair Broadcast Group, Inc. Class A............   7,300    211,846
#*  Sirius XM Holdings, Inc........................... 290,576  1,150,681
#   Six Flags Entertainment Corp......................   8,578    400,078
*   Sizmek, Inc.......................................   2,200     17,072
*   Skechers U.S.A., Inc. Class A.....................   4,700    707,115
*   Skyline Corp......................................     800      2,616
    Sonic Automotive, Inc. Class A....................   4,001     93,183
    Sonic Corp........................................   6,463    192,080
#   Sotheby's.........................................   7,207    301,469
    Spartan Motors, Inc...............................   3,375     14,985
    Speedway Motorsports, Inc.........................   2,352     49,274
    Stage Stores, Inc.................................   3,250     57,200
    Standard Motor Products, Inc......................   1,900     69,483
#*  Standard Pacific Corp.............................  17,289    155,428
*   Stanley Furniture Co., Inc........................     637      1,949
    Staples, Inc......................................  69,757  1,026,125
    Starbucks Corp.................................... 168,964  9,788,085
    Starwood Hotels & Resorts Worldwide, Inc..........  21,047  1,672,395
#*  Starz.............................................  11,477    464,245
*   Starz Class B.....................................     200      8,288
    Stein Mart, Inc...................................   3,347     34,106
*   Steiner Leisure, Ltd..............................   1,400     80,780
*   Steven Madden, Ltd................................   6,892    287,259
*   Stoneridge, Inc...................................   3,400     41,378
#*  Strayer Education, Inc............................   1,137     63,229
    Sturm Ruger & Co., Inc............................   1,900    114,038
    Superior Industries International, Inc............   2,200     37,224
    Superior Uniform Group, Inc.......................     324      6,231

                                     1340

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Systemax, Inc.....................................   1,666 $    11,362
*   Tandy Leather Factory, Inc........................     663       5,622
    Target Corp.......................................  69,726   5,707,073
*   Taylor Morrison Home Corp. Class A................   2,813      54,150
    TEGNA, Inc........................................  23,899     696,178
*   Tempur Sealy International, Inc...................   6,523     492,813
*   Tenneco, Inc......................................   6,595     328,497
#*  Tesla Motors, Inc.................................  10,901   2,901,301
#   Texas Roadhouse, Inc..............................   6,800     267,852
    Thor Industries, Inc..............................   4,861     271,633
    Tiffany & Co......................................  14,475   1,385,257
*   Tile Shop Holdings, Inc...........................   1,665      23,776
    Time Warner Cable, Inc............................  30,963   5,883,280
    Time Warner, Inc..................................  98,792   8,697,648
    Time, Inc.........................................  12,349     275,630
    TJX Cos., Inc. (The)..............................  77,442   5,407,000
*   Toll Brothers, Inc................................  18,165     706,982
*   TopBuild Corp.....................................   4,258     122,460
*   Tower International, Inc..........................   2,300      60,099
#*  Town Sports International Holdings, Inc...........   2,129       4,854
#   Tractor Supply Co.................................  15,088   1,395,942
*   TRI Pointe Group, Inc.............................   2,846      42,121
#*  TripAdvisor, Inc..................................  12,916   1,025,272
#*  Tuesday Morning Corp..............................   3,200      30,016
#*  Tumi Holdings, Inc................................   5,091      98,002
#   Tupperware Brands Corp............................   6,100     356,667
    Twenty-First Century Fox, Inc. Class A............ 154,967   5,344,812
    Twenty-First Century Fox, Inc. Class B............  47,663   1,597,664
*   Ulta Salon Cosmetics & Fragrance, Inc.............   6,922   1,149,260
#*  Under Armour, Inc. Class A........................  20,543   2,040,536
*   Unifi, Inc........................................   1,766      54,499
*   Universal Electronics, Inc........................   1,700      88,128
    Universal Technical Institute, Inc................   2,300      14,651
#*  Urban Outfitters, Inc.............................  12,450     406,119
    Vail Resorts, Inc.................................   3,700     405,853
    Value Line, Inc...................................     400       5,252
#*  Vera Bradley, Inc.................................   2,206      23,957
    VF Corp...........................................  39,000   3,006,510
    Viacom, Inc. Class A..............................   1,192      68,123
    Viacom, Inc. Class B..............................  40,574   2,312,718
*   Vista Outdoor, Inc................................   7,300     344,341
*   Visteon Corp......................................   4,607     458,535
#*  Vitamin Shoppe, Inc...............................   2,565      94,289
#*  VOXX International Corp...........................   1,966      15,728
    Walt Disney Co. (The)............................. 183,770  22,052,400
#*  Weight Watchers International, Inc................   2,900      11,600
#   Wendy's Co. (The).................................  33,225     340,888
*   West Marine, Inc..................................   2,681      24,343
    Whirlpool Corp....................................   8,729   1,551,405
*   William Lyon Homes Class A........................     418       9,973
    Williams-Sonoma, Inc..............................  10,060     851,680
    Winmark Corp......................................     300      30,408
#   Winnebago Industries, Inc.........................   2,736      61,095

                                     1341

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
    Wolverine World Wide, Inc.........................  10,800 $    316,656
    Wyndham Worldwide Corp............................  15,302    1,262,721
#   Wynn Resorts, Ltd.................................   8,681      896,140
    Yum! Brands, Inc..................................  49,335    4,329,640
*   Zagg, Inc.........................................     171        1,329
#*  Zumiez, Inc.......................................   2,400       62,640
                                                               ------------
Total Consumer Discretionary..........................          347,370,245
                                                               ------------
Consumer Staples -- (8.3%)
#   Alico, Inc........................................     496       22,231
*   Alliance One International, Inc...................     876       19,798
    Altria Group, Inc................................. 222,640   12,107,163
    Andersons, Inc. (The).............................   2,677       99,852
    Archer-Daniels-Midland Co.........................  71,490    3,390,056
#   Avon Products, Inc................................  44,150      250,330
#   B&G Foods, Inc....................................   6,542      193,185
#*  Boston Beer Co., Inc. (The) Class A...............   1,085      239,264
#*  Boulder Brands, Inc...............................   7,136       59,443
#   Brown-Forman Corp. Class A........................   8,651    1,033,708
    Brown-Forman Corp. Class B........................  13,394    1,452,044
    Bunge, Ltd........................................  15,335    1,224,500
#   Cal-Maine Foods, Inc..............................   4,200      227,472
#   Calavo Growers, Inc...............................   2,564      139,764
#   Campbell Soup Co..................................  21,836    1,076,733
#   Casey's General Stores, Inc.......................   4,402      449,950
*   Central Garden & Pet Co...........................   1,175       10,798
*   Central Garden & Pet Co. Class A..................   3,229       32,548
#*  Chefs' Warehouse, Inc. (The)......................   1,231       21,173
    Church & Dwight Co., Inc..........................  15,091    1,302,806
#   Clorox Co. (The)..................................  14,629    1,637,570
#   Coca-Cola Bottling Co. Consolidated...............     481       77,922
    Coca-Cola Co. (The)............................... 443,920   18,236,234
    Coca-Cola Enterprises, Inc........................  27,588    1,409,195
    Colgate-Palmolive Co.............................. 101,426    6,898,997
    ConAgra Foods, Inc................................  49,808    2,194,540
    Constellation Brands, Inc. Class A................  19,603    2,352,752
    Costco Wholesale Corp.............................  49,250    7,156,025
    Coty, Inc. Class A................................  10,593      283,151
*   Crimson Wine Group, Ltd...........................   2,024       18,540
    CVS Health Corp................................... 132,004   14,846,490
*   Darling Ingredients, Inc..........................  14,890      191,337
    Dean Foods Co.....................................  10,084      179,495
*   Diamond Foods, Inc................................     400       12,924
    Dr Pepper Snapple Group, Inc......................  22,078    1,771,097
    Edgewell Personal Care Co.........................   7,200      689,112
*   Energizer Holdings, Inc...........................   7,200      277,272
    Estee Lauder Cos., Inc. (The) Class A.............  26,419    2,354,197
*   Farmer Bros Co....................................   1,300       30,758
#   Flowers Foods, Inc................................  22,804      493,935
    Fresh Del Monte Produce, Inc......................   3,973      157,013
#*  Fresh Market, Inc. (The)..........................   4,133      126,057
    General Mills, Inc................................  66,207    3,853,909
#*  Hain Celestial Group, Inc. (The)..................  11,400      774,972

                                     1342

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
#*  Herbalife, Ltd....................................   8,600 $   434,214
    Hershey Co. (The).................................  16,322   1,516,151
    Hormel Foods Corp.................................  16,600     982,886
*   HRG Group, Inc....................................  10,900     155,325
#   Ingles Markets, Inc. Class A......................   1,110      51,371
    Ingredion, Inc....................................   7,943     700,573
    Inter Parfums, Inc................................   1,760      53,486
*   Inventure Foods, Inc..............................   1,529      15,030
    J&J Snack Foods Corp..............................   1,491     176,475
#   JM Smucker Co. (The)..............................  12,789   1,428,403
    John B. Sanfilippo & Son, Inc.....................   1,301      67,639
    Kellogg Co........................................  29,455   1,949,037
#   Keurig Green Mountain, Inc........................  13,562   1,017,692
    Kimberly-Clark Corp...............................  40,725   4,682,153
    Kraft Heinz Co. (The).............................  64,477   5,123,987
    Kroger Co. (The).................................. 107,286   4,209,903
    Lancaster Colony Corp.............................   2,100     195,741
*   Landec Corp.......................................   3,992      53,293
#*  Lifeway Foods, Inc................................     315       4,637
    McCormick & Co., Inc.(579780107)..................     607      49,725
#   McCormick & Co., Inc.(579780206)..................  13,305   1,091,143
    Mead Johnson Nutrition Co.........................  22,934   2,027,136
*   Medifast, Inc.....................................   2,100      64,827
#   MGP Ingredients, Inc..............................     233       3,441
    Molson Coors Brewing Co. Class B..................  15,005   1,067,456
    Mondelez International, Inc. Class A.............. 183,595   8,285,642
*   Monster Beverage Corp.............................  15,848   2,433,460
*   National Beverage Corp............................   1,044      24,816
*   Natural Alternatives International, Inc...........   1,000       6,005
#   Nu Skin Enterprises, Inc. Class A.................   6,221     246,663
*   Nutraceutical International Corp..................   1,459      35,264
    Oil-Dri Corp. of America..........................     641      16,833
*   Omega Protein Corp................................   2,100      29,862
    PepsiCo, Inc...................................... 167,597  16,147,971
    Philip Morris International, Inc.................. 175,738  15,030,871
#   Pilgrim's Pride Corp..............................   7,683     166,260
    Pinnacle Foods, Inc...............................   9,894     444,735
#*  Post Holdings, Inc................................   5,867     315,293
#   Pricesmart, Inc...................................   2,200     213,202
    Procter & Gamble Co. (The)........................ 305,768  23,452,406
*   Reliv International, Inc..........................   1,707       2,151
*   Revlon, Inc. Class A..............................   1,909      68,667
#   Reynolds American, Inc............................  47,843   4,104,451
*   Rite Aid Corp..................................... 109,355     974,353
    Rocky Mountain Chocolate Factory, Inc.............     950      12,331
#   Sanderson Farms, Inc..............................   2,050     147,621
*   Seneca Foods Corp. Class A........................     500      14,595
#   Snyder's-Lance, Inc...............................   4,096     133,202
    SpartanNash Co....................................   4,621     148,842
    Spectrum Brands Holdings, Inc.....................   2,950     312,552
#*  Sprouts Farmers Market, Inc.......................  16,414     402,471
*   SUPERVALU, Inc....................................  20,535     189,333
#   Sysco Corp........................................  67,583   2,453,939

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CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
#   Tootsie Roll Industries, Inc......................   2,110 $     68,512
*   TreeHouse Foods, Inc..............................   4,730      387,671
    Tyson Foods, Inc. Class A.........................  32,788    1,454,148
#*  United Natural Foods, Inc.........................   6,000      273,180
    United-Guardian, Inc..............................     600       11,646
#   Universal Corp....................................   2,600      148,330
#*  USANA Health Sciences, Inc........................     800       99,720
#   Vector Group, Ltd.................................   5,857      148,299
    Wal-Mart Stores, Inc.............................. 181,406   13,057,604
    Walgreens Boots Alliance, Inc..................... 116,092   11,217,970
    WD-40 Co..........................................   1,600      143,408
    Weis Markets, Inc.................................   1,930       81,388
*   WhiteWave Foods Co. (The) Class A.................  19,091      985,477
    Whole Foods Market, Inc...........................  39,715    1,445,626
                                                               ------------
Total Consumer Staples................................          221,834,806
                                                               ------------
Energy -- (6.2%)
    Adams Resources & Energy, Inc.....................     300       14,331
#   Alon USA Energy, Inc..............................   1,957       36,420
    Anadarko Petroleum Corp...........................  58,085    4,318,620
    Apache Corp.......................................  42,300    1,939,878
#*  Approach Resources, Inc...........................   2,871       11,168
#*  Arch Coal, Inc....................................  18,846        3,394
#   Atwood Oceanics, Inc..............................   6,359      132,267
    Baker Hughes, Inc.................................  46,579    2,708,569
#*  Basic Energy Services, Inc........................   4,300       25,972
#*  Bill Barrett Corp.................................   5,020       28,514
#*  Bonanza Creek Energy, Inc.........................   2,888       22,555
#   Bristow Group, Inc................................   3,865      174,118
#*  C&J Energy Services, Ltd..........................   3,963       38,243
#   Cabot Oil & Gas Corp..............................  48,800    1,276,608
#   California Resources Corp.........................  34,622      146,451
#*  Callon Petroleum Co...............................   3,810       24,917
*   Cameron International Corp........................  23,759    1,198,879
#   CARBO Ceramics, Inc...............................   2,120       69,642
#*  Carrizo Oil & Gas, Inc............................   5,283      201,441
*   Cheniere Energy, Inc..............................  26,259    1,811,083
#   Chesapeake Energy Corp............................  68,738      595,271
    Chevron Corp...................................... 209,586   18,544,169
    Cimarex Energy Co.................................   9,891    1,029,851
#*  Clayton Williams Energy, Inc......................     500       20,140
#*  Clean Energy Fuels Corp...........................   7,414       42,705
#*  Cloud Peak Energy, Inc............................   5,872       18,673
*   Cobalt International Energy, Inc..................  27,905      215,148
    Columbia Pipeline Group, Inc......................  34,684    1,012,079
#   Comstock Resources, Inc...........................   4,800        6,048
*   Concho Resources, Inc.............................  12,610    1,343,722
    ConocoPhillips.................................... 139,153    7,004,962
#   CONSOL Energy, Inc................................  24,000      396,480
*   Contango Oil & Gas Co.............................     316        2,901
#*  Continental Resources, Inc........................   9,380      313,386
#   Core Laboratories NV..............................   5,125      561,854
    CVR Energy, Inc...................................   2,684      102,609

                                     1344

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
*   Dawson Geophysical Co.............................   1,639 $     6,769
    Delek US Holdings, Inc............................   5,595     199,574
#   Denbury Resources, Inc............................  36,370     143,298
    Devon Energy Corp.................................  44,659   2,207,048
    DHT Holdings, Inc.................................   6,363      50,586
#   Diamond Offshore Drilling, Inc....................   7,128     156,460
*   Diamondback Energy, Inc...........................   7,498     504,615
#*  Dril-Quip, Inc....................................   4,231     247,133
#*  Emerald Oil, Inc..................................      80         135
    Energen Corp......................................   9,040     499,008
#   Energy XXI, Ltd...................................   8,775      15,532
    EnLink Midstream LLC..............................   5,400     145,530
    EOG Resources, Inc................................  61,314   4,732,828
#*  EP Energy Corp. Class A...........................   3,876      32,442
    EQT Corp..........................................  17,499   1,344,798
*   Era Group, Inc....................................   2,200      37,246
    Exterran Holdings, Inc............................   6,100     151,219
    Exxon Mobil Corp.................................. 470,724  37,286,048
*   FMC Technologies, Inc.............................  25,264     827,649
#*  Forum Energy Technologies, Inc....................   2,493      38,093
#   GasLog, Ltd.......................................   2,473      38,381
#*  Geospace Technologies Corp........................   1,000      17,440
#   Green Plains, Inc.................................   3,514      78,889
    Gulf Island Fabrication, Inc......................   1,100      12,551
#   Gulfmark Offshore, Inc. Class A...................   2,675      25,199
*   Gulfport Energy Corp..............................  10,750     352,170
    Halliburton Co....................................  98,357   4,110,339
*   Helix Energy Solutions Group, Inc.................  10,766      90,111
#   Helmerich & Payne, Inc............................  11,191     646,168
    Hess Corp.........................................  31,422   1,854,212
*   HKN, Inc..........................................      37       1,665
    HollyFrontier Corp................................  22,236   1,073,109
#*  Hornbeck Offshore Services, Inc...................   3,129      56,948
*   ION Geophysical Corp..............................  12,540       9,905
#*  Key Energy Services, Inc..........................  13,668      12,439
    Kinder Morgan, Inc................................ 208,627   7,226,839
#*  Kosmos Energy, Ltd................................  11,757      84,650
#*  Laredo Petroleum Holdings, Inc....................   6,417      54,994
#   LinnCo LLC........................................  12,996      50,684
    Marathon Oil Corp.................................  75,073   1,577,284
    Marathon Petroleum Corp...........................  70,328   3,844,832
#*  Matador Resources Co..............................   8,015     176,570
*   Matrix Service Co.................................   3,244      62,869
#*  McDermott International, Inc......................  24,310     106,964
*   Mitcham Industries, Inc...........................   1,264       5,220
#   Murphy Oil Corp...................................  19,314     633,306
    Nabors Industries, Ltd............................  35,307     409,914
#   National Oilwell Varco, Inc.......................  45,185   1,903,644
*   Natural Gas Services Group, Inc...................   1,600      32,192
*   Newfield Exploration Co...........................  17,289     566,906
*   Newpark Resources, Inc............................   9,500      68,685
#   Noble Corp. P.L.C.................................  26,000     310,700
    Noble Energy, Inc.................................  42,361   1,492,386

                                     1345

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
#*  Nordic American Offshore, Ltd.....................      19 $       135
#   Nordic American Tankers, Ltd......................   2,265      34,020
#*  Northern Oil and Gas, Inc.........................   5,685      27,061
#*  Nuverra Environmental Solutions, Inc..............   2,511       7,081
#*  Oasis Petroleum, Inc..............................  10,181      98,043
    Occidental Petroleum Corp.........................  87,756   6,160,471
#   Oceaneering International, Inc....................  11,442     457,909
*   Oil States International, Inc.....................   5,700     171,627
#   ONEOK, Inc........................................  23,356     882,623
#*  Overseas Shipholding Group, Inc...................   2,700       9,720
#   Panhandle Oil and Gas, Inc. Class A...............   2,000      35,640
#   Paragon Offshore P.L.C............................   8,666       6,456
*   Parker Drilling Co................................   9,114      23,150
#   Patterson-UTI Energy, Inc.........................  15,402     253,902
#   PBF Energy, Inc. Class A..........................   6,578     207,667
#*  PDC Energy, Inc...................................   3,527     165,593
#   Peabody Energy Corp...............................  27,696      33,235
#*  Penn Virginia Corp................................   3,900       5,226
#*  PetroQuest Energy, Inc............................   5,600       7,784
*   PHI, Inc..........................................   1,795      49,775
    Phillips 66.......................................  61,527   4,891,397
*   Pioneer Energy Services Corp......................   8,743      31,999
    Pioneer Natural Resources Co......................  16,566   2,100,072
    QEP Resources, Inc................................  18,400     255,392
#   Range Resources Corp..............................  17,614     692,935
#*  Rex Energy Corp...................................   7,121      15,951
#*  RigNet, Inc.......................................   1,066      27,641
    Rowan Cos. P.L.C. Class A.........................  13,381     230,555
#   RPC, Inc..........................................   9,225     113,468
#*  SandRidge Energy, Inc.............................  29,871      15,443
    Schlumberger, Ltd................................. 143,494  11,884,173
#   Scorpio Tankers, Inc..............................  18,204     195,511
#*  SEACOR Holdings, Inc..............................   2,200     138,974
    SemGroup Corp. Class A............................   4,659     331,208
#*  Seventy Seven Energy, Inc.........................   4,909      15,316
#   Ship Finance International, Ltd...................   6,400     107,072
    SM Energy Co......................................   7,000     259,490
#*  Southwestern Energy Co............................  38,383     713,924
#   Spectra Energy Corp...............................  77,330   2,340,006
#*  Stone Energy Corp.................................   5,600      32,424
    Superior Energy Services, Inc.....................  16,418     279,106
#*  Swift Energy Co...................................   1,930       1,411
#*  Synergy Resources Corp............................   6,315      61,445
#   Targa Resources Corp..............................   4,587     405,720
#   Teekay Corp.......................................   4,349     155,738
    Tesco Corp........................................   2,270      21,792
    Tesoro Corp.......................................  14,426   1,404,227
*   TETRA Technologies, Inc...........................   8,150      38,794
#   Tidewater, Inc....................................   5,500     107,415
#   Transocean, Ltd...................................  41,056     544,403
#*  Triangle Petroleum Corp...........................   7,783      28,875
#*  Ultra Petroleum Corp..............................  16,709     129,996
*   Unit Corp.........................................   4,580      90,363

                                     1346

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CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
#*  Uranium Energy Corp...............................   8,500 $     11,390
#   US Silica Holdings, Inc...........................   5,584      125,752
*   Vaalco Energy, Inc................................   5,480        7,234
    Valero Energy Corp................................  58,700    3,850,720
#   W&T Offshore, Inc.................................   3,644       13,738
#*  Weatherford International P.L.C...................  80,380      858,458
    Western Refining, Inc.............................   8,794      388,343
#*  Westmoreland Coal Co..............................     837       13,049
*   Whiting Petroleum Corp............................  22,238      455,657
*   Willbros Group, Inc...............................   4,500        3,645
    Williams Cos., Inc. (The).........................  78,957    4,143,663
    World Fuel Services Corp..........................   8,045      327,029
#*  WPX Energy, Inc...................................  21,687      188,677
*   Zion Oil & Gas, Inc...............................     163          287
                                                               ------------
Total Energy..........................................          167,694,240
                                                               ------------
Financials -- (13.8%)
    1st Source Corp...................................   1,990       67,640
    ACE, Ltd..........................................  36,161    3,933,232
*   Affiliated Managers Group, Inc....................   6,080    1,264,032
    Aflac, Inc........................................  48,794    3,125,256
    Alexander & Baldwin, Inc..........................   4,741      178,973
*   Alleghany Corp....................................   1,869      908,577
    Allied World Assurance Co. Holdings AG............  11,100      469,086
    Allstate Corp. (The)..............................  48,557    3,348,005
*   Ally Financial, Inc...............................  38,461      875,757
*   Altisource Asset Management Corp..................     240       31,817
*   Altisource Portfolio Solutions SA.................   2,400       78,384
*   Ambac Financial Group, Inc........................   5,480       87,899
    American Equity Investment Life Holding Co........   7,448      220,014
    American Express Co............................... 103,359    7,861,486
    American Financial Group, Inc.....................   8,269      570,148
    American International Group, Inc................. 153,979    9,873,133
    American National Insurance Co....................     954      102,030
*   American River Bankshares.........................     882        8,882
    Ameriprise Financial, Inc.........................  21,340    2,681,798
    Ameris Bancorp....................................   3,851      104,016
    AMERISAFE, Inc....................................   2,573      128,779
    AmeriServ Financial, Inc..........................     100          336
#   Amtrust Financial Services, Inc...................   4,355      302,716
    Aon P.L.C.........................................  32,050    3,229,678
*   Arch Capital Group, Ltd...........................  13,956      995,900
    Argo Group International Holdings, Ltd............   4,331      244,182
    Arrow Financial Corp..............................     925       25,475
    Arthur J Gallagher & Co...........................  18,495      877,218
#   Artisan Partners Asset Management, Inc. Class A...   4,407      210,434
    Aspen Insurance Holdings, Ltd.....................   7,426      357,116
    Associated Banc-Corp..............................  17,760      350,050
    Assurant, Inc.....................................   9,500      708,700
    Assured Guaranty, Ltd.............................  18,300      447,618
*   Asta Funding, Inc.................................     400        3,340
    Astoria Financial Corp............................   8,542      129,155
#*  Atlantic Coast Financial Corp.....................     137          619

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CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
#*  Atlanticus Holdings Corp..........................     1,196 $     4,688
#*  AV Homes, Inc.....................................     1,000      14,770
    Axis Capital Holdings, Ltd........................    12,640     727,558
    Baldwin & Lyons, Inc. Class B.....................       562      13,106
    Banc of California, Inc...........................       451       5,471
    Bancfirst Corp....................................       700      44,527
#*  Bancorp, Inc. (The)...............................     4,099      34,227
    BancorpSouth, Inc.................................     9,405     237,664
    Bank Mutual Corp..................................     6,120      44,492
    Bank of America Corp.............................. 1,185,664  21,199,672
#   Bank of Hawaii Corp...............................     5,000     337,350
    Bank of New York Mellon Corp. (The)...............   126,849   5,505,247
#   Bank of the Ozarks, Inc...........................     8,876     391,609
    BankFinancial Corp................................     2,730      33,006
    BankUnited, Inc...................................    12,135     443,170
    Banner Corp.......................................     2,961     141,121
    BB&T Corp.........................................    84,066   3,385,338
    BBCN Bancorp, Inc.................................    10,613     162,910
*   Beneficial Bancorp, Inc...........................     4,786      61,548
*   Berkshire Hathaway, Inc. Class B..................   209,407  29,890,755
    Berkshire Hills Bancorp, Inc......................     2,913      84,768
    BGC Partners, Inc. Class A........................    21,435     211,135
    BlackRock, Inc....................................    14,931   5,021,594
    BNC Bancorp.......................................       533      12,003
#*  BofI Holding, Inc.................................     1,481     181,941
#   BOK Financial Corp................................     2,703     179,641
    Boston Private Financial Holdings, Inc............     8,785     110,515
    Bridge Bancorp, Inc...............................       439      11,353
    Brookline Bancorp, Inc............................     6,047      68,150
    Brown & Brown, Inc................................    13,100     438,195
    Bryn Mawr Bank Corp...............................     1,149      33,137
    Calamos Asset Management, Inc. Class A............     1,676      20,129
#   Camden National Corp..............................       600      24,156
*   Capital Bank Financial Corp. Class A..............       649      19,451
    Capital City Bank Group, Inc......................     1,069      16,505
    Capital One Financial Corp........................    62,037   5,043,608
    Capitol Federal Financial, Inc....................    16,210     194,844
    Cardinal Financial Corp...........................     2,805      65,525
*   Cascade Bancorp...................................     4,228      21,816
#   Cash America International, Inc...................     2,940      81,526
    Cathay General Bancorp............................     8,064     258,935
    CBOE Holdings, Inc................................     9,490     588,190
*   CBRE Group, Inc. Class A..........................    37,154   1,410,737
    Centerstate Banks, Inc............................     3,151      43,925
    Central Pacific Financial Corp....................     1,299      30,254
    Charles Schwab Corp. (The)........................   131,894   4,600,463
    Chemical Financial Corp...........................     3,399     111,997
    Chubb Corp. (The).................................    27,700   3,443,941
#   Cincinnati Financial Corp.........................    17,109     944,588
    CIT Group, Inc....................................    19,881     935,202
    Citigroup, Inc....................................   344,861  20,160,574
    Citizens Community Bancorp, Inc...................       600       5,466
#*  Citizens, Inc.....................................     4,015      27,182

                                     1348

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CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
#   City Holding Co...................................  1,857 $   89,545
    City National Corp................................  5,581    501,788
#   Clifton Bancorp, Inc..............................  1,417     19,271
    CME Group, Inc.................................... 35,765  3,434,871
    CNA Financial Corp................................ 16,091    637,525
    CNB Financial Corp................................    280      4,866
    CNO Financial Group, Inc.......................... 21,200    378,208
    CoBiz Financial, Inc..............................  3,100     39,649
#   Cohen & Steers, Inc...............................  2,055     63,520
    Columbia Banking System, Inc......................  6,012    197,133
    Comerica, Inc..................................... 19,455    922,751
#   Commerce Bancshares, Inc..........................  9,311    438,455
#   Community Bank System, Inc........................  5,081    194,247
    Community Trust Bancorp, Inc......................  1,749     61,232
    ConnectOne Bancorp, Inc...........................  2,424     51,777
#   Consolidated-Tomoka Land Co.......................    681     39,450
*   Consumer Portfolio Services, Inc..................  1,025      6,191
#*  Cowen Group, Inc. Class A.........................  4,050     22,883
#   Crawford & Co. Class A............................  3,717     24,123
#   Crawford & Co. Class B............................  1,800     12,456
#*  Credit Acceptance Corp............................    897    215,468
#   Cullen/Frost Bankers, Inc.........................  6,021    436,221
*   Customers Bancorp, Inc............................  1,344     33,802
#   CVB Financial Corp................................ 11,960    211,812
    Diamond Hill Investment Group, Inc................    293     56,400
    Dime Community Bancshares, Inc....................  2,880     48,960
    Discover Financial Services....................... 51,900  2,896,539
    Donegal Group, Inc. Class A.......................  1,374     20,431
*   E*TRADE Financial Corp............................ 30,990    880,736
*   Eagle Bancorp, Inc................................  1,074     47,686
    East West Bancorp, Inc............................ 15,846    709,267
#   Eaton Vance Corp.................................. 13,000    498,680
#*  eHealth, Inc......................................  2,800     45,556
    EMC Insurance Group, Inc..........................  1,299     31,332
    Employers Holdings, Inc...........................  3,900     93,600
#*  Encore Capital Group, Inc.........................  2,794    120,170
    Endurance Specialty Holdings, Ltd.................  4,800    333,552
*   Enova International, Inc..........................  2,690     48,635
*   Enstar Group, Ltd.................................    977    156,310
    Enterprise Financial Services Corp................  1,766     42,614
    Erie Indemnity Co. Class A........................  3,100    267,561
    ESSA Bancorp, Inc.................................    707      9,085
    EverBank Financial Corp...........................  3,717     74,117
    Evercore Partners, Inc. Class A...................  3,925    230,790
    Everest Re Group, Ltd.............................  5,600  1,025,472
*   Ezcorp, Inc. Class A..............................  4,723     33,486
    FBL Financial Group, Inc. Class A.................  2,100    119,721
    Federal Agricultural Mortgage Corp. Class C.......  1,380     36,915
#   Federated Investors, Inc. Class B................. 10,362    349,303
    Federated National Holding Co.....................  1,029     24,274
    Fidelity Southern Corp............................  1,153     22,414
    Fifth Third Bancorp............................... 89,101  1,877,358
#   Financial Engines, Inc............................  5,316    243,792

                                     1349

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CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    Financial Institutions, Inc.......................    807 $   19,804
*   First Acceptance Corp.............................    181        541
#   First American Financial Corp..................... 12,079    490,166
*   First BanCorp(318672706)..........................  8,881     38,277
    First BanCorp(318910106)..........................  1,500     25,605
    First Busey Corp..................................  7,017     44,698
#*  First Cash Financial Services, Inc................  3,000    122,010
    First Citizens BancShares, Inc. Class A...........    822    210,711
    First Commonwealth Financial Corp.................  9,645     88,734
    First Community Bancshares, Inc...................  1,700     30,243
    First Defiance Financial Corp.....................  1,538     59,136
    First Financial Bancorp...........................  5,512    104,783
#   First Financial Bankshares, Inc...................  7,170    243,637
    First Financial Corp..............................  1,100     36,498
    First Financial Northwest, Inc....................  2,411     29,969
#   First Horizon National Corp....................... 26,242    415,936
    First Interstate Bancsystem, Inc..................    676     18,745
    First Merchants Corp..............................  3,650     95,010
    First Midwest Bancorp, Inc........................  7,183    134,825
*   First NBC Bank Holding Co.........................     89      3,400
    First Niagara Financial Group, Inc................ 36,817    357,493
    First Republic Bank............................... 16,018  1,021,788
    First South Bancorp, Inc..........................  1,685     13,429
    FirstMerit Corp................................... 17,936    336,121
*   Flagstar Bancorp, Inc.............................  1,679     34,084
    Flushing Financial Corp...........................  2,863     59,436
    FNB Corp.......................................... 16,813    231,851
    FNF Group......................................... 25,329    990,111
*   FNFV Group........................................  8,442    122,916
*   Forest City Enterprises, Inc. Class A............. 14,676    342,685
*   Forest City Enterprises, Inc. Class B.............  3,286     76,531
#*  Forestar Group, Inc...............................  3,501     44,813
    Fox Chase Bancorp, Inc............................    800     13,656
    Franklin Resources, Inc........................... 43,500  1,981,425
    Fulton Financial Corp............................. 20,459    265,149
#   FXCM, Inc. Class A................................  2,007      2,208
    GAMCO Investors, Inc. Class A.....................    467     32,064
*   Genworth Financial, Inc. Class A.................. 57,056    399,963
#   German American Bancorp, Inc......................  1,398     40,696
    Glacier Bancorp, Inc..............................  7,136    200,522
*   Global Indemnity P.L.C............................  1,204     33,291
    Goldman Sachs Group, Inc. (The)................... 44,212  9,066,555
    Great Southern Bancorp, Inc.......................  1,100     45,650
*   Green Dot Corp. Class A...........................  2,200     45,584
    Greenhill & Co., Inc..............................  2,931    115,276
*   Greenlight Capital Re, Ltd. Class A...............  2,682     74,613
    Guaranty Bancorp..................................    319      5,114
*   Hallmark Financial Services, Inc..................  1,034     11,043
#   Hancock Holding Co................................  8,126    237,442
    Hanmi Financial Corp..............................  4,412    111,668
    Hanover Insurance Group, Inc. (The)...............  4,956    400,693
    Hartford Financial Services Group, Inc. (The)..... 46,636  2,217,542
    HCC Insurance Holdings, Inc....................... 11,125    858,405

                                     1350

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   HCI Group, Inc....................................   1,104 $    49,548
    Heartland Financial USA, Inc......................   1,732      65,262
    Heritage Commerce Corp............................   2,541      28,180
    Heritage Financial Corp...........................   2,274      40,250
    HFF, Inc. Class A.................................   4,757     218,061
*   Hilltop Holdings, Inc.............................   7,641     160,843
    Home BancShares, Inc..............................   7,174     285,669
*   HomeStreet, Inc...................................     784      17,726
    HopFed Bancorp, Inc...............................     208       2,419
    Horace Mann Educators Corp........................   3,472     122,353
#*  Howard Hughes Corp. (The).........................   3,711     504,548
    Hudson City Bancorp, Inc..........................  50,766     523,397
    Huntington Bancshares, Inc........................  90,200   1,052,634
    Iberiabank Corp...................................   3,644     235,220
    Independence Holding Co...........................   2,640      34,531
    Independent Bank Corp.............................   2,038      98,558
    Infinity Property & Casualty Corp.................     800      62,008
    Interactive Brokers Group, Inc. Class A...........   5,903     237,005
    Intercontinental Exchange, Inc....................  12,378   2,822,679
    International Bancshares Corp.....................   6,326     170,359
*   INTL. FCStone, Inc................................   1,015      29,597
    Invesco, Ltd......................................  47,368   1,828,405
    Investment Technology Group, Inc..................   3,824      77,818
    Investors Bancorp, Inc............................  37,700     459,186
#   Janus Capital Group, Inc..........................  17,800     291,564
    Jones Lang LaSalle, Inc...........................   5,100     908,004
    JPMorgan Chase & Co............................... 423,622  29,030,816
*   KCG Holdings, Inc. Class A........................   1,596      16,950
#*  Kearny Financial Corp.............................   3,928      43,797
    Kemper Corp.......................................   4,800     185,856
    Kennedy-Wilson Holdings, Inc......................   6,828     172,885
    KeyCorp...........................................  99,458   1,475,957
    Lakeland Bancorp, Inc.............................   3,852      43,528
    Lakeland Financial Corp...........................   1,700      72,318
    LegacyTexas Financial Group, Inc..................   3,595     109,252
    Legg Mason, Inc...................................  13,474     664,807
#*  LendingTree, Inc..................................     721      59,785
    Leucadia National Corp............................  35,095     825,434
    Lincoln National Corp.............................  28,868   1,625,846
    LNB Bancorp, Inc..................................     634      11,792
    Loews Corp........................................  36,965   1,408,736
#   Louisiana Bancorp, Inc............................     200       4,814
#   LPL Financial Holdings, Inc.......................   9,073     427,792
#   M&T Bank Corp.....................................  12,772   1,675,048
    Macatawa Bank Corp................................     886       4,793
#   Maiden Holdings, Ltd..............................   4,878      80,682
    MainSource Financial Group, Inc...................   1,600      35,024
*   Marcus & Millichap, Inc...........................   1,064      54,519
*   Markel Corp.......................................   1,431   1,273,232
    MarketAxess Holdings, Inc.........................   3,978     389,048
    Marlin Business Services Corp.....................   1,200      19,068
    Marsh & McLennan Cos., Inc........................  61,319   3,552,823
    MB Financial, Inc.................................   7,188     245,111

                                     1351

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#*  MBIA, Inc.........................................  14,600 $   86,870
    McGraw Hill Financial, Inc........................  31,245  3,179,179
    Mercantile Bank Corp..............................     285      5,871
    Merchants Bancshares, Inc.........................     694     21,930
#   Mercury General Corp..............................   3,136    177,027
*   Meridian Bancorp, Inc.............................   4,269     55,668
    MetLife, Inc...................................... 105,495  5,880,291
    Metro Bancorp, Inc................................   1,694     41,452
#*  MGIC Investment Corp..............................  15,500    171,585
    MidSouth Bancorp, Inc.............................     900     12,555
#   Moelis & Co. Class A..............................     128      3,830
    Montpelier Re Holdings, Ltd.......................   5,500    234,575
    Moody's Corp......................................  21,472  2,371,153
    Morgan Stanley.................................... 170,426  6,619,346
    MSCI, Inc.........................................  12,894    878,855
    NASDAQ OMX Group, Inc. (The)......................  12,931    659,869
    National Bank Holdings Corp. Class A..............     515     11,145
    National General Holdings Corp....................      54      1,236
#   National Interstate Corp..........................     588     14,853
    National Penn Bancshares, Inc.....................  12,482    133,807
    Navient Corp......................................  47,447    744,918
*   Navigators Group, Inc. (The)......................   1,805    141,115
    NBT Bancorp, Inc..................................   3,984    107,688
    Nelnet, Inc. Class A..............................   3,140    123,685
#   New York Community Bancorp, Inc...................  47,972    912,907
*   NewStar Financial, Inc............................   3,834     44,359
    Northeast Community Bancorp, Inc..................   1,626     12,276
    Northern Trust Corp...............................  24,817  1,898,252
#   Northfield Bancorp, Inc...........................   5,064     76,264
    Northrim BanCorp, Inc.............................     600     15,174
    NorthStar Asset Management Group, Inc.............  21,618    396,042
    Northwest Bancshares, Inc.........................  10,509    133,359
    OceanFirst Financial Corp.........................   1,629     28,556
#*  Ocwen Financial Corp..............................  12,045    101,539
    OFG Bancorp.......................................   3,500     28,210
    Old National Bancorp..............................   9,703    139,626
    Old Republic International Corp...................  25,886    433,073
    OneBeacon Insurance Group, Ltd. Class A...........   3,161     45,835
    Oppenheimer Holdings, Inc. Class A................     765     17,366
    Opus Bank.........................................     189      7,399
    Oritani Financial Corp............................   6,231     97,889
    Pacific Continental Corp..........................   1,300     17,264
*   Pacific Mercantile Bancorp........................   1,425     10,531
#   PacWest Bancorp...................................   9,737    450,726
    Park National Corp................................   1,100     96,360
    Park Sterling Corp................................   1,320      9,557
    PartnerRe, Ltd....................................   5,942    807,874
#*  Patriot National Bancorp, Inc.....................      20        340
    Peapack Gladstone Financial Corp..................   1,562     34,676
*   PennyMac Financial Services, Inc. Class A.........     230      4,193
#   People's United Financial, Inc....................  35,258    573,648
#   Peoples Bancorp, Inc..............................   1,197     25,185
*   PHH Corp..........................................   5,033    125,624

                                     1352

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#*  Phoenix Cos., Inc. (The)..........................     418 $    5,768
*   PICO Holdings, Inc................................   1,800     22,194
    Pinnacle Financial Partners, Inc..................   3,063    162,615
*   Piper Jaffray Cos.................................   1,704     76,424
    PNC Financial Services Group, Inc. (The)..........  58,785  5,771,511
*   Popular, Inc......................................  11,367    348,058
#*  PRA Group, Inc....................................   5,700    362,235
    Preferred Bank....................................     453     14,279
#   Primerica, Inc....................................   4,556    206,068
    Principal Financial Group, Inc....................  30,768  1,707,932
    PrivateBancorp, Inc...............................   7,165    296,201
    ProAssurance Corp.................................   6,800    328,372
    Progressive Corp. (The)...........................  64,948  1,980,914
    Prosperity Bancshares, Inc........................   6,400    349,376
    Provident Financial Services, Inc.................   5,262    103,240
    Prudential Financial, Inc.........................  52,275  4,619,019
    Pulaski Financial Corp............................     342      4,422
    Pzena Investment Management, Inc. Class A.........     566      5,886
    QC Holdings, Inc..................................   1,034      2,440
#   Radian Group, Inc.................................   9,498    175,333
    Raymond James Financial, Inc......................  13,829    815,911
*   Realogy Holdings Corp.............................  16,343    743,933
#*  Regional Management Corp..........................     133      2,570
    Regions Financial Corp............................ 147,472  1,532,234
    Reinsurance Group of America, Inc.................   7,190    693,979
    RenaissanceRe Holdings, Ltd.......................   4,905    526,307
    Renasant Corp.....................................   3,486    112,075
    Republic Bancorp, Inc. Class A....................     805     20,246
#*  Republic First Bancorp, Inc.......................     500      1,740
    Resource America, Inc. Class A....................   2,228     18,002
    Riverview Bancorp, Inc............................   1,205      5,218
    RLI Corp..........................................   3,600    198,828
    S&T Bancorp, Inc..................................   2,523     78,011
#*  Safeguard Scientifics, Inc........................   1,767     32,442
    Safety Insurance Group, Inc.......................   1,800    104,382
    Sandy Spring Bancorp, Inc.........................   1,969     53,832
*   Santander Consumer USA Holdings, Inc..............  11,747    284,042
*   Seacoast Banking Corp. of Florida.................     694     10,375
    SEI Investments Co................................  17,903    954,409
    Selective Insurance Group, Inc....................   5,977    184,151
    SI Financial Group, Inc...........................   1,347     16,083
#   Sierra Bancorp....................................     240      3,984
*   Signature Bank....................................   5,530    805,113
    Simmons First National Corp. Class A..............   1,811     82,310
*   SLM Corp..........................................  53,247    486,145
    South State Corp..................................   2,610    202,849
    Southside Bancshares, Inc.........................   3,061     83,627
#   Southwest Bancorp, Inc............................   1,600     28,048
*   Springleaf Holdings, Inc..........................   6,140    310,131
#*  St Joe Co. (The)..................................   6,985    113,506
    StanCorp Financial Group, Inc.....................   4,400    501,688
#   State Auto Financial Corp.........................   1,800     43,560
#   State Bank Financial Corp.........................     355      7,189

                                     1353

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    State Street Corp.................................  48,206 $ 3,690,651
    Sterling Bancorp..................................   9,180     136,690
    Stewart Information Services Corp.................   1,894      77,881
*   Stifel Financial Corp.............................   6,249     343,383
    Stock Yards Bancorp, Inc..........................   1,733      63,878
    Suffolk Bancorp...................................   1,838      52,971
*   Sun Bancorp, Inc..................................     427       8,920
    SunTrust Banks, Inc...............................  60,112   2,665,366
    Susquehanna Bancshares, Inc.......................  18,710     265,682
*   SVB Financial Group...............................   5,592     800,215
    Symetra Financial Corp............................   7,540     188,802
    Synovus Financial Corp............................  14,407     454,109
    T Rowe Price Group, Inc...........................  29,765   2,295,774
    Talmer Bancorp, Inc. Class A......................   1,079      17,588
    TCF Financial Corp................................  15,296     251,772
    TD Ameritrade Holding Corp........................  30,612   1,124,379
*   Tejon Ranch Co....................................   1,649      40,928
    Territorial Bancorp, Inc..........................     840      21,260
*   Texas Capital Bancshares, Inc.....................   4,203     247,725
#   TFS Financial Corp................................  11,114     187,382
#   Tompkins Financial Corp...........................     868      46,915
#   Torchmark Corp....................................  14,850     914,909
    TowneBank.........................................   2,502      44,160
    Travelers Cos., Inc. (The)........................  38,902   4,128,280
    Trico Bancshares..................................   1,628      40,358
#   TrustCo Bank Corp. NY.............................   7,300      45,479
#   Trustmark Corp....................................   7,311     175,756
    U.S. Bancorp...................................... 201,099   9,091,686
    UMB Financial Corp................................   3,900     213,798
#   Umpqua Holdings Corp..............................  23,669     419,888
    Union Bankshares Corp.............................   4,955     122,289
#   United Bankshares, Inc............................   6,183     250,597
    United Community Banks, Inc.......................   3,059      63,841
    United Community Financial Corp...................     596       3,075
    United Financial Bancorp, Inc.....................   5,504      74,249
    United Fire Group, Inc............................   2,765      95,558
*   United Security Bancshares........................   1,752       8,883
#   Universal Insurance Holdings, Inc.................   2,536      69,537
    Univest Corp. of Pennsylvania.....................   1,893      37,727
    Unum Group........................................  29,554   1,059,215
    Validus Holdings, Ltd.............................   8,464     392,306
#   Valley National Bancorp...........................  21,526     213,538
#   Virtus Investment Partners, Inc...................     750      90,645
    Voya Financial, Inc...............................  24,181   1,135,298
#   Waddell & Reed Financial, Inc. Class A............   9,308     418,022
*   Walker & Dunlop, Inc..............................   2,388      57,193
    Washington Federal, Inc...........................   9,784     227,772
#   Washington Trust Bancorp, Inc.....................   1,700      67,609
    Waterstone Financial, Inc.........................   1,767      22,812
    Webster Financial Corp............................  10,115     391,046
    Wells Fargo & Co.................................. 559,281  32,365,591
#   WesBanco, Inc.....................................   2,465      81,887
#   West Bancorporation, Inc..........................   2,033      39,704

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CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Financials -- (Continued)
#   Westamerica Bancorporation........................   3,200 $    156,736
*   Western Alliance Bancorp..........................   9,287      314,179
    Westfield Financial, Inc..........................   4,099       30,374
    Westwood Holdings Group, Inc......................     700       42,056
    White Mountains Insurance Group, Ltd..............     412      290,872
    Willis Group Holdings P.L.C.......................  29,668    1,379,265
    Wilshire Bancorp, Inc.............................   6,161       71,591
    Wintrust Financial Corp...........................   4,593      247,655
#   WisdomTree Investments, Inc.......................  14,488      360,751
#*  World Acceptance Corp.............................   1,500       81,630
    WR Berkley Corp...................................  12,332      687,139
    WSFS Financial Corp...............................   1,245       35,744
    XL Group P.L.C....................................  31,713    1,205,728
*   Yadkin Financial Corp.............................   2,044       43,864
#   Zions Bancorporation..............................  21,085      657,641
                                                               ------------
Total Financials......................................          369,873,256
                                                               ------------
Health Care -- (14.4%)
#   Abaxis, Inc.......................................   2,236      111,934
    Abbott Laboratories............................... 170,044    8,619,530
    AbbVie, Inc....................................... 197,797   13,847,768
#*  Acadia Healthcare Co., Inc........................   6,373      508,438
#*  ACADIA Pharmaceuticals, Inc.......................   9,976      486,929
    Aceto Corp........................................   4,554      106,700
#*  Acorda Therapeutics, Inc..........................   4,300      147,748
*   Addus HomeCare Corp...............................     340        9,228
    Aetna, Inc........................................  40,376    4,561,277
#*  Affymetrix, Inc...................................  12,765      139,904
    Agilent Technologies, Inc.........................  38,866    1,591,563
#*  Agios Pharmaceuticals, Inc........................   2,900      319,522
#*  Air Methods Corp..................................   3,900      153,621
#*  Akorn, Inc........................................  10,057      463,728
#*  Albany Molecular Research, Inc....................   3,400       71,876
*   Alere, Inc........................................   9,719      472,441
*   Alexion Pharmaceuticals, Inc......................  23,996    4,737,770
#*  Align Technology, Inc.............................   7,911      496,020
#*  Alkermes P.L.C....................................  18,800    1,316,376
*   Allergan P.L.C....................................  44,057   14,589,476
*   Alliance HealthCare Services, Inc.................   1,000       14,960
*   Allscripts Healthcare Solutions, Inc..............  18,960      274,162
*   Almost Family, Inc................................     812       35,533
#*  Alnylam Pharmaceuticals, Inc......................   8,527    1,086,596
*   Alphatec Holdings, Inc............................   7,600       10,336
*   AMAG Pharmaceuticals, Inc.........................   2,000      127,800
#*  Amedisys, Inc.....................................   3,037      132,504
    AmerisourceBergen Corp............................  25,180    2,662,785
    Amgen, Inc........................................  86,155   15,214,111
*   AMN Healthcare Services, Inc......................   6,328      186,233
*   Amsurg Corp.......................................   5,456      391,413
#*  Anacor Pharmaceuticals, Inc.......................   4,360      650,468
#   Analogic Corp.....................................   1,300      104,715
*   AngioDynamics, Inc................................   1,880       29,140
#*  Anika Therapeutics, Inc...........................   1,888       71,555

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
    Anthem, Inc.......................................  32,544 $ 5,020,563
*   Arqule, Inc.......................................   2,900       4,959
#*  athenahealth, Inc.................................   4,298     601,548
    Atrion Corp.......................................     200      80,780
*   Baxalta, Inc......................................  60,553   1,987,955
    Baxter International, Inc.........................  61,353   2,459,028
    Becton Dickinson and Co...........................  23,545   3,582,372
*   Bio-Rad Laboratories, Inc. Class A................   2,413     363,736
*   Bio-Reference Laboratories, Inc...................   2,873     127,475
    Bio-Techne Corp...................................   4,471     489,038
*   Biogen, Inc.......................................  26,585   8,474,766
*   BioMarin Pharmaceutical, Inc......................  18,280   2,673,816
#*  BioScrip, Inc.....................................   6,872      17,249
*   Biospecifics Technologies Corp....................     324      22,265
*   Biota Pharmaceuticals, Inc........................     488       1,161
*   BioTelemetry, Inc.................................     646       7,901
*   Bluebird Bio, Inc.................................   3,600     596,988
*   Boston Scientific Corp............................ 159,048   2,757,892
    Bristol-Myers Squibb Co........................... 188,807  12,393,292
#*  Brookdale Senior Living, Inc......................  18,906     626,356
#*  Bruker Corp.......................................  13,027     274,218
*   Cambrex Corp......................................   3,827     188,480
    Cantel Medical Corp...............................   3,850     211,288
*   Capital Senior Living Corp........................   3,849      85,794
    Cardinal Health, Inc..............................  37,693   3,203,151
*   Celgene Corp......................................  90,146  11,831,663
*   Centene Corp......................................  12,800     897,664
#*  Cepheid...........................................   7,971     443,108
*   Cerner Corp.......................................  35,720   2,561,838
*   Charles River Laboratories International, Inc.....   5,400     419,148
    Chemed Corp.......................................   2,300     341,458
    Cigna Corp........................................  29,209   4,207,849
*   Community Health Systems, Inc.....................  13,689     800,943
#   Computer Programs & Systems, Inc..................   1,145      53,552
    CONMED Corp.......................................   3,600     204,192
    Cooper Cos., Inc. (The)...........................   5,565     985,005
*   Corvel Corp.......................................   1,800      57,528
    CR Bard, Inc......................................   8,300   1,632,195
*   Cross Country Healthcare, Inc.....................   1,700      20,519
#   CryoLife, Inc.....................................   3,061      33,518
*   Cumberland Pharmaceuticals, Inc...................   2,792      17,394
*   Cutera, Inc.......................................   1,850      28,083
*   Cyberonics, Inc...................................   2,900     178,060
#*  Cynosure, Inc. Class A............................   1,993      77,328
*   DaVita HealthCare Partners, Inc...................  19,240   1,520,537
    DENTSPLY International, Inc.......................  16,218     922,966
*   Depomed, Inc......................................   8,100     255,150
*   DexCom, Inc.......................................   9,540     807,561
*   Dyax Corp.........................................  16,119     396,689
*   Edwards Lifesciences Corp.........................  11,906   1,811,617
    Eli Lilly & Co.................................... 111,984   9,463,768
*   Emergent Biosolutions, Inc........................   2,866      94,091
#*  Endo International P.L.C..........................  23,069   2,019,460

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
    Ensign Group, Inc. (The)..........................   3,134 $   160,210
*   Envision Healthcare Holdings, Inc.................  20,034     897,523
*   Enzo Biochem, Inc.................................   3,718      11,154
*   Exactech, Inc.....................................   1,400      27,972
#*  ExamWorks Group, Inc..............................   4,044     141,864
#*  Express Scripts Holding Co........................  85,387   7,690,807
*   Five Star Quality Care, Inc.......................   4,366      19,734
#*  Genesis Healthcare, Inc...........................   2,400      14,664
    Gilead Sciences, Inc.............................. 168,097  19,811,912
#*  Globus Medical, Inc. Class A......................   7,300     204,838
*   Greatbatch, Inc...................................   2,750     149,958
*   Haemonetics Corp..................................   5,600     224,056
#*  Halozyme Therapeutics, Inc........................   2,863      66,822
#*  Halyard Health, Inc...............................   5,003     203,822
#*  Hanger, Inc.......................................   3,139      67,928
*   Harvard Apparatus Regenerative Technology, Inc....   1,034       1,179
*   Harvard Bioscience, Inc...........................   4,139      20,240
*   HCA Holdings, Inc.................................  38,319   3,564,050
*   Health Net, Inc...................................   8,691     581,080
    HealthSouth Corp..................................  10,319     471,578
*   HealthStream, Inc.................................   2,809      78,821
*   Healthways, Inc...................................   3,100      39,246
#*  Henry Schein, Inc.................................   9,446   1,397,819
    Hill-Rom Holdings, Inc............................   6,500     364,195
#*  HMS Holdings Corp.................................  10,350     119,232
*   Hologic, Inc......................................  27,151   1,131,111
*   Horizon Pharma P.L.C..............................  14,173     522,275
*   Hospira, Inc......................................  18,244   1,631,926
    Humana, Inc.......................................  17,105   3,114,649
*   ICU Medical, Inc..................................   1,350     134,892
#*  Idera Pharmaceuticals, Inc........................   3,093      11,073
#*  IDEXX Laboratories, Inc...........................  11,600     843,668
*   Illumina, Inc.....................................  16,372   3,590,380
#*  Impax Laboratories, Inc...........................   7,940     384,772
*   IMS Health Holdings, Inc..........................  14,673     486,410
#*  Incyte Corp.......................................  18,559   1,935,333
#*  Infinity Pharmaceuticals, Inc.....................   2,823      24,673
*   Insys Therapeutics, Inc...........................   1,767      79,374
*   Integra LifeSciences Holdings Corp................   2,600     166,738
#*  Intercept Pharmaceuticals, Inc....................   1,955     515,749
#*  Intrexon Corp.....................................   4,900     319,725
*   Intuitive Surgical, Inc...........................   4,038   2,152,940
    Invacare Corp.....................................   3,000      51,150
*   IPC Healthcare, Inc...............................   1,600      88,720
#*  Isis Pharmaceuticals, Inc.........................  13,738     754,628
#*  Jazz Pharmaceuticals P.L.C........................   6,646   1,277,627
    Johnson & Johnson................................. 317,370  31,803,648
    Kindred Healthcare, Inc...........................   6,692     138,056
*   Laboratory Corp. of America Holdings..............  11,684   1,487,256
#   Landauer, Inc.....................................     917      32,535
#*  Lannett Co., Inc..................................   2,787     166,105
    LeMaitre Vascular, Inc............................   2,283      32,510
*   LHC Group, Inc....................................   1,463      58,944

                                     1357

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
*           LifePoint Hospitals, Inc.....................   4,944 $   409,660
#*          Ligand Pharmaceuticals, Inc. Class B.........   1,893     204,936
#*          Luminex Corp.................................   3,762      64,819
*           Magellan Health, Inc.........................   2,600     157,534
*           Mallinckrodt P.L.C...........................  12,872   1,595,613
*           Masimo Corp..................................   5,278     219,987
            McKesson Corp................................  25,818   5,694,676
#*          MedAssets, Inc...............................   4,800     111,840
(degrees)*  MedCath Corp.................................   1,565          --
#*          Medicines Co. (The)..........................   5,790     181,748
#*          MediciNova, Inc..............................     500       1,860
*           Medivation, Inc..............................   8,537     899,202
#*          MEDNAX, Inc..................................  10,528     891,090
            Medtronic P.L.C.............................. 161,826  12,685,540
            Merck & Co., Inc............................. 322,370  19,006,935
*           Merge Healthcare, Inc........................   4,500      24,705
#           Meridian Bioscience, Inc.....................   4,363      78,927
*           Merit Medical Systems, Inc...................   4,472     114,304
*           Mettler-Toledo International, Inc............   3,200   1,080,320
#*          Molina Healthcare, Inc.......................   4,711     355,351
*           Momenta Pharmaceuticals, Inc.................   4,800     104,352
*           Mylan NV.....................................  43,350   2,427,167
#*          Myriad Genetics, Inc.........................   9,000     307,080
#           National Healthcare Corp.....................   1,000      63,200
            National Research Corp. Class A..............     600       8,880
#           National Research Corp. Class B..............     100       3,481
*           Natus Medical, Inc...........................   3,106     140,267
*           Neogen Corp..................................   3,711     215,943
*           Neurocrine Biosciences, Inc..................   9,057     453,937
#*          Novavax, Inc.................................  29,500     355,770
*           NuVasive, Inc................................   5,417     297,989
            Omnicare, Inc................................  12,061   1,168,108
*           Omnicell, Inc................................   4,051     147,943
#*          Opko Health, Inc.............................  26,457     433,101
#*          OraSure Technologies, Inc....................   4,876      24,087
*           Orthofix International NV....................   1,730      57,713
#           Owens & Minor, Inc...........................   6,767     237,928
*           Pain Therapeutics, Inc.......................   2,000       3,780
#*          PAREXEL International Corp...................   6,325     436,172
#           Patterson Cos., Inc..........................   9,800     491,568
#*          PDI, Inc.....................................   1,874       3,992
#           PDL BioPharma, Inc...........................  14,616      85,065
            PerkinElmer, Inc.............................  12,400     656,208
            Perrigo Co. P.L.C............................  14,542   2,794,972
            Pfizer, Inc.................................. 706,673  25,482,628
*           PharMerica Corp..............................   2,600      88,842
            Phibro Animal Health Corp. Class A...........   1,175      46,154
#*          PhotoMedex, Inc..............................   1,800       1,998
#*          Pozen, Inc...................................   3,692      42,827
*           Premier, Inc. Class A........................   3,400     121,584
*           Prestige Brands Holdings, Inc................   5,228     248,957
#*          Progenics Pharmaceuticals, Inc...............   3,300      28,578
*           ProPhase Labs, Inc...........................     350         529

                                     1358

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   Providence Service Corp. (The)....................   1,602 $    75,390
#*  pSivida Corp......................................   1,029       4,178
#   Quality Systems, Inc..............................   4,000      51,000
    Quest Diagnostics, Inc............................  16,526   1,219,784
#*  Quidel Corp.......................................   2,861      59,251
*   Quintiles Transnational Holdings, Inc.............   9,140     701,221
#*  RadNet, Inc.......................................   1,992      13,327
*   Receptos, Inc.....................................   3,011     686,086
*   Regeneron Pharmaceuticals, Inc....................   9,200   5,093,672
#*  Repligen Corp.....................................   3,600     126,036
#   ResMed, Inc.......................................  15,650     906,918
*   Rigel Pharmaceuticals, Inc........................   5,853      17,442
*   RTI Surgical, Inc.................................   5,843      42,537
*   Sagent Pharmaceuticals, Inc.......................     432      10,619
*   SciClone Pharmaceuticals, Inc.....................   2,710      24,688
*   SeaSpine Holdings Corp............................     866      13,579
#*  Seattle Genetics, Inc.............................  12,154     581,812
    Select Medical Holdings Corp......................   6,947     100,245
#*  Sirona Dental Systems, Inc........................   6,195     642,917
*   Special Diversified Opportunities, Inc............   2,577       2,783
#*  Spectrum Pharmaceuticals, Inc.....................   6,160      42,596
    St Jude Medical, Inc..............................  32,016   2,363,421
#   STERIS Corp.......................................   6,866     474,647
    Stryker Corp......................................  38,728   3,960,713
*   Sucampo Pharmaceuticals, Inc. Class A.............   3,016      65,719
*   Supernus Pharmaceuticals, Inc.....................   3,645      77,310
*   Surgical Care Affiliates, Inc.....................     814      30,948
*   SurModics, Inc....................................   1,400      32,886
*   Symmetry Surgical, Inc............................     825       6,872
#*  Targacept, Inc....................................   1,844       4,536
*   Taro Pharmaceutical Industries, Ltd...............   1,377     191,885
*   Team Health Holdings, Inc.........................   7,980     537,932
#   Teleflex, Inc.....................................   4,373     585,938
#*  Tenet Healthcare Corp.............................  11,700     658,710
    Thermo Fisher Scientific, Inc.....................  43,405   6,056,300
*   Thoratec Corp.....................................   6,444     407,841
*   Tornier NV........................................   1,109      27,603
*   Triple-S Management Corp. Class B.................   2,513      54,231
*   Ultragenyx Pharmaceutical, Inc....................   2,538     306,920
#*  United Therapeutics Corp..........................   5,000     846,800
    UnitedHealth Group, Inc........................... 108,703  13,196,544
*   Universal American Corp...........................   3,113      28,858
    Universal Health Services, Inc. Class B...........  10,400   1,510,392
    US Physical Therapy, Inc..........................     902      47,680
    Utah Medical Products, Inc........................     276      15,089
#*  Varian Medical Systems, Inc.......................  11,557     994,711
*   Vascular Solutions, Inc...........................   1,700      63,291
*   VCA, Inc..........................................   9,000     553,770
#*  Veeva Systems, Inc. Class A.......................   8,482     228,335
*   Vertex Pharmaceuticals, Inc.......................  27,073   3,654,855
*   Vical, Inc........................................     798         514
*   Waters Corp.......................................   9,300   1,241,457
#*  WellCare Health Plans, Inc........................   4,900     395,920

                                     1359

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------ ------------
Health Care -- (Continued)
#   West Pharmaceutical Services, Inc.................  7,390 $    442,439
#*  Wright Medical Group, Inc.........................  3,917      101,215
    Zimmer Biomet Holdings, Inc....................... 19,180    1,996,063
#*  ZIOPHARM Oncology, Inc............................    794       10,608
    Zoetis, Inc....................................... 56,227    2,753,998
                                                              ------------
Total Health Care.....................................         386,449,565
                                                              ------------
Industrials -- (10.2%)
    3M Co............................................. 68,166   10,316,242
    AAON, Inc.........................................  6,918      153,510
    AAR Corp..........................................  3,583       96,562
    ABM Industries, Inc...............................  5,315      175,182
#   Acacia Research Corp..............................  4,362       41,046
*   ACCO Brands Corp.................................. 10,352       84,679
    Acme United Corp..................................    400        7,292
    Actuant Corp. Class A.............................  7,200      166,032
    Acuity Brands, Inc................................  4,982    1,002,329
#*  Adept Technology, Inc.............................  1,502       10,754
#   ADT Corp. (The)................................... 18,602      642,327
#*  Advisory Board Co. (The)..........................  4,600      275,540
#*  AECOM............................................. 16,322      503,207
*   Aegion Corp.......................................  6,240      123,365
#*  Aerojet Rocketdyne Holdings, Inc..................  5,859      137,159
*   Aerovironment, Inc................................  2,727       71,066
#   AGCO Corp......................................... 10,140      557,801
    Air Lease Corp.................................... 10,293      363,858
*   Air Transport Services Group, Inc.................  3,656       37,840
    Alamo Group, Inc..................................    789       41,454
    Alaska Air Group, Inc............................. 14,864    1,125,948
    Albany International Corp. Class A................  2,633       98,000
    Allegiant Travel Co...............................  1,647      350,366
    Allegion P.L.C.................................... 10,655      673,609
    Allison Transmission Holdings, Inc................ 17,796      519,287
    Altra Industrial Motion Corp......................  4,206      106,832
    AMERCO............................................    854      306,902
#*  Ameresco, Inc. Class A............................  1,700       11,730
    American Airlines Group, Inc...................... 81,400    3,264,140
#   American Railcar Industries, Inc..................  1,606       64,160
    American Science & Engineering, Inc...............  1,029       45,986
*   American Woodmark Corp............................  1,498       98,508
    AMETEK, Inc....................................... 27,050    1,435,002
    AO Smith Corp.....................................  9,832      706,134
    Apogee Enterprises, Inc...........................  3,751      206,980
    Applied Industrial Technologies, Inc..............  4,082      157,688
*   ARC Document Solutions, Inc.......................  3,000       20,730
    ArcBest Corp......................................  3,000       99,150
    Argan, Inc........................................  1,347       52,371
*   Armstrong World Industries, Inc...................  5,335      312,097
    Astec Industries, Inc.............................  2,360       92,772
*   Astronics Corp....................................  2,458      152,396
*   Astronics Corp. Class B...........................    508       31,537
*   Atlas Air Worldwide Holdings, Inc.................  2,609      128,232
*   Avis Budget Group, Inc............................ 11,377      494,103

                                     1360

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    AZZ, Inc..........................................   2,800 $   144,900
#   B/E Aerospace, Inc................................  11,603     565,182
*   Babcock & Wilcox Enterprises, Inc.................   5,834     115,046
    Barnes Group, Inc.................................   5,300     206,329
#   Barrett Business Services, Inc....................     825      34,155
*   Beacon Roofing Supply, Inc........................   4,942     172,970
*   Blount International, Inc.........................   5,320      44,475
    Boeing Co. (The)..................................  75,085  10,825,004
    Brady Corp. Class A...............................   4,590     107,957
#   Briggs & Stratton Corp............................   4,639      85,729
    Brink's Co. (The).................................   4,959     154,870
*   Builders FirstSource, Inc.........................   3,245      48,805
    BWX Technologies, Inc.............................  12,018     295,162
*   CAI International, Inc............................   1,400      19,684
    Carlisle Cos., Inc................................   7,798     789,625
*   Casella Waste Systems, Inc. Class A...............   3,338      21,196
#   Caterpillar, Inc..................................  66,224   5,207,193
#*  CBIZ, Inc.........................................   5,600      54,880
    CDI Corp..........................................   1,100      13,321
    CEB, Inc..........................................   3,688     282,206
#   Ceco Environmental Corp...........................   1,142      10,278
    Celadon Group, Inc................................   3,823      82,959
#   CH Robinson Worldwide, Inc........................  17,200   1,206,580
#*  Chart Industries, Inc.............................   3,200      87,360
#   Chicago Bridge & Iron Co. NV......................   8,906     473,265
    Cintas Corp.......................................  11,500     983,250
    CIRCOR International, Inc.........................   1,580      75,571
    Civeo Corp........................................  11,400      24,396
    CLARCOR, Inc......................................   6,100     367,037
#*  Clean Harbors, Inc................................   6,136     303,855
#*  Colfax Corp.......................................   8,888     338,988
    Columbus McKinnon Corp............................   2,000      46,920
    Comfort Systems USA, Inc..........................   4,929     136,238
#*  Command Security Corp.............................   1,531       2,756
*   Commercial Vehicle Group, Inc.....................   2,700      15,957
    Con-way, Inc......................................   5,656     219,396
*   Continental Building Products, Inc................   2,401      50,997
#   Copa Holdings SA Class A..........................   3,120     235,654
*   Copart, Inc.......................................  12,500     450,375
    Covanta Holding Corp..............................  12,535     247,441
*   Covenant Transportation Group, Inc. Class A.......     779      18,392
*   CPI Aerostructures, Inc...........................     541       4,869
*   CRA International, Inc............................   1,100      25,674
    Crane Co..........................................   4,900     260,680
    CSX Corp.......................................... 113,020   3,535,266
    Cubic Corp........................................   1,635      72,545
    Cummins, Inc......................................  18,889   2,446,692
    Curtiss-Wright Corp...............................   5,700     384,009
    Danaher Corp......................................  70,737   6,476,680
#   Deere & Co........................................  37,000   3,499,090
    Delta Air Lines, Inc..............................  92,217   4,088,902
    Deluxe Corp.......................................   5,900     380,137
*   DigitalGlobe, Inc.................................   7,382     156,351

                                     1361

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CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#   Donaldson Co., Inc................................    15,100 $   507,360
    Douglas Dynamics, Inc.............................     3,141      64,453
    Dover Corp........................................    19,380   1,241,677
*   Ducommun, Inc.....................................     1,100      26,345
    Dun & Bradstreet Corp. (The)......................     3,900     486,603
*   DXP Enterprises, Inc..............................       999      36,663
*   Dycom Industries, Inc.............................     3,988     263,447
    Dynamic Materials Corp............................     1,062      11,979
    Eastern Co. (The).................................       600      10,428
    Eaton Corp. P.L.C.................................    53,316   3,229,883
*   Echo Global Logistics, Inc........................     2,925      94,478
    EMCOR Group, Inc..................................     7,100     339,593
    Emerson Electric Co...............................    76,589   3,963,481
    Encore Wire Corp..................................     1,900      65,227
#*  Energy Recovery, Inc..............................     2,000       5,260
    EnerSys...........................................     5,200     324,740
    Engility Holdings, Inc............................     1,259      27,585
    Ennis, Inc........................................     2,716      45,574
    EnPro Industries, Inc.............................     2,000     101,360
    Equifax, Inc......................................    13,298   1,358,125
    ESCO Technologies, Inc............................     2,486      94,642
    Essendant, Inc....................................     3,629     133,620
*   Esterline Technologies Corp.......................     3,200     283,712
    Expeditors International of Washington, Inc.......    22,436   1,051,575
    Exponent, Inc.....................................     2,800     124,572
#   Fastenal Co.......................................    31,665   1,325,497
    Federal Signal Corp...............................     6,721     100,546
    FedEx Corp........................................    30,829   5,284,707
#   Flowserve Corp....................................    15,600     733,044
    Fluor Corp........................................    16,123     753,750
    Fortune Brands Home & Security, Inc...............    18,180     868,095
    Forward Air Corp..................................     4,083     198,230
*   Franklin Covey Co.................................     1,500      28,365
    Franklin Electric Co., Inc........................     5,400     155,844
    FreightCar America, Inc...........................     1,200      23,112
*   FTI Consulting, Inc...............................     4,114     168,345
*   Fuel Tech, Inc....................................     1,700       3,094
*   Furmanite Corp....................................     3,300      21,516
    G&K Services, Inc. Class A........................     2,500     163,900
#   GATX Corp.........................................     4,700     249,288
*   Gencor Industries, Inc............................       400       3,836
#*  Generac Holdings, Inc.............................     6,865     240,756
#   General Cable Corp................................     5,029      82,073
    General Dynamics Corp.............................    31,432   4,686,826
    General Electric Co............................... 1,163,749  30,373,849
#*  Genesee & Wyoming, Inc. Class A...................     5,762     410,370
*   Gibraltar Industries, Inc.........................     3,140      60,100
    Global Brass & Copper Holdings, Inc...............       564       9,503
    Global Power Equipment Group, Inc.................     1,290       8,708
*   Goldfield Corp. (The).............................     1,983       2,776
#   Gorman-Rupp Co. (The).............................     2,441      62,587
*   GP Strategies Corp................................     1,842      52,847
    Graco, Inc........................................     6,625     473,621

                                     1362

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
*   GrafTech International, Ltd....................... 12,182 $   61,275
    Graham Corp.......................................  1,500     28,320
    Granite Construction, Inc.........................  3,685    125,364
*   Great Lakes Dredge & Dock Corp....................  6,665     33,792
#   Greenbrier Cos., Inc. (The).......................  2,169     99,232
#   Griffon Corp......................................  5,003     86,252
    H&E Equipment Services, Inc.......................  3,255     58,395
    Hardinge, Inc.....................................    700      5,950
#   Harsco Corp.......................................  8,088    111,129
#*  Hawaiian Holdings, Inc............................  4,038     87,705
#*  HC2 Holdings, Inc.................................    900      7,020
*   HD Supply Holdings, Inc........................... 20,171    722,122
#   Healthcare Services Group, Inc....................  1,607     56,100
    Heartland Express, Inc............................  5,162    110,105
#   HEICO Corp........................................  2,900    159,007
#   HEICO Corp. Class A...............................  4,551    206,433
    Heidrick & Struggles International, Inc...........  1,861     40,700
    Herman Miller, Inc................................  6,453    180,942
*   Hertz Global Holdings, Inc........................ 36,477    619,744
#   Hexcel Corp....................................... 10,870    564,044
*   Hill International, Inc...........................  4,200     20,076
    Hillenbrand, Inc..................................  6,405    181,646
    HNI Corp..........................................  5,673    281,324
    Honeywell International, Inc...................... 83,661  8,788,588
#   Houston Wire & Cable Co...........................  2,370     21,899
*   Hub Group, Inc. Class A...........................  5,798    244,270
    Hubbell, Inc. Class A.............................    275     27,112
    Hubbell, Inc. Class B.............................  5,637    588,559
*   Hudson Global, Inc................................  3,600      7,848
    Huntington Ingalls Industries, Inc................  5,491    644,698
    Hurco Cos., Inc...................................    883     27,638
*   Huron Consulting Group, Inc.......................  2,384    182,304
    Hyster-Yale Materials Handling, Inc...............  1,066     72,136
*   ICF International, Inc............................  1,750     64,155
    IDEX Corp.........................................  8,775    667,163
*   IHS, Inc. Class A.................................  7,464    933,224
    Illinois Tool Works, Inc.......................... 40,188  3,595,620
    Ingersoll-Rand P.L.C.............................. 30,166  1,852,192
#*  InnerWorkings, Inc................................  5,543     41,573
*   Innovative Solutions & Support, Inc...............  1,906      5,680
    Insperity, Inc....................................  3,580    180,002
    Insteel Industries, Inc...........................  2,000     32,680
*   Integrated Electrical Services, Inc...............    858      5,757
    Interface, Inc....................................  7,269    188,776
#   International Shipholding Corp....................    637      3,191
#*  Intersections, Inc................................  1,231      2,745
    ITT Corp..........................................  9,589    364,382
#*  Jacobs Engineering Group, Inc..................... 13,400    564,408
#   JB Hunt Transport Services, Inc................... 10,657    896,467
#*  JetBlue Airways Corp.............................. 26,500    608,970
    John Bean Technologies Corp.......................  2,998    109,277
#   Joy Global, Inc................................... 10,525    277,965
    Kadant, Inc.......................................    900     41,031

                                     1363

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
#   Kaman Corp........................................  3,749 $  147,973
    Kansas City Southern.............................. 11,659  1,156,456
    KAR Auction Services, Inc......................... 15,484    602,792
    KBR, Inc.......................................... 15,190    265,369
    Kelly Services, Inc. Class A......................  2,711     40,502
#   Kennametal, Inc...................................  8,500    269,365
*   Key Technology, Inc...............................    744      9,307
    Kforce, Inc.......................................  2,790     65,202
    Kimball International, Inc. Class B...............  2,500     28,300
*   Kirby Corp........................................  5,899    427,147
*   KLX, Inc..........................................  5,451    214,115
    Knight Transportation, Inc........................  5,768    155,967
    Knoll, Inc........................................  5,103    123,493
    Korn/Ferry International..........................  4,871    163,081
#*  Kratos Defense & Security Solutions, Inc..........  3,728     20,355
    L-3 Communications Holdings, Inc.................. 11,000  1,270,060
    Landstar System, Inc..............................  4,810    346,464
*   Lawson Products, Inc..............................    649     17,757
#*  Layne Christensen Co..............................  1,700     14,110
    LB Foster Co. Class A.............................    581     17,052
#   Lennox International, Inc.........................  4,700    554,929
    Lincoln Electric Holdings, Inc....................  8,460    512,253
#   Lindsay Corp......................................  1,349    113,141
*   LMI Aerospace, Inc................................    698      7,050
    Lockheed Martin Corp.............................. 29,996  6,212,172
    LSI Industries, Inc...............................  2,400     23,904
*   Lydall, Inc.......................................  1,419     42,158
    Manitowoc Co., Inc. (The)......................... 13,600    240,312
    Manpowergroup, Inc................................  8,313    752,160
    Marten Transport, Ltd.............................  3,358     65,112
    Masco Corp........................................ 38,326  1,011,423
#*  MasTec, Inc.......................................  6,300    116,109
    Matson, Inc.......................................  4,200    173,964
    Matthews International Corp. Class A..............  2,546    137,102
#   McGrath RentCorp..................................  2,486     63,045
*   Meritor, Inc......................................  9,997    140,758
*   Mfri, Inc.........................................  1,091      6,131
*   Middleby Corp. (The)..............................  6,575    806,752
    Miller Industries, Inc............................  1,421     24,882
*   Mistras Group, Inc................................    203      3,652
#   Mobile Mini, Inc..................................  3,845    142,765
*   Moog, Inc. Class A................................  3,953    264,298
#*  MRC Global, Inc...................................  6,500     83,525
    MSA Safety, Inc...................................  3,481    179,794
#   MSC Industrial Direct Co., Inc. Class A...........  5,217    371,763
    Mueller Industries, Inc...........................  5,800    187,746
    Mueller Water Products, Inc. Class A.............. 15,235    136,049
    Multi-Color Corp..................................  1,486     94,896
*   MYR Group, Inc....................................  2,509     75,370
    National Presto Industries, Inc...................    737     58,341
*   Navigant Consulting, Inc..........................  4,323     67,958
*   NCI Building Systems, Inc.........................  3,774     48,873
    Nielsen NV........................................ 39,511  1,914,703

                                     1364

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CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
*   NL Industries, Inc................................  4,704 $   31,658
    NN, Inc...........................................  1,461     33,355
#   Nordson Corp......................................  6,470    479,492
    Norfolk Southern Corp............................. 34,166  2,881,219
*   Nortek, Inc.......................................    786     64,130
    Northrop Grumman Corp............................. 21,819  3,774,905
*   Northwest Pipe Co.................................  1,100     19,855
#*  NOW, Inc.......................................... 11,296    196,550
*   Old Dominion Freight Line, Inc....................  6,962    509,270
    Omega Flex, Inc...................................    302      9,800
*   On Assignment, Inc................................  4,685    179,529
    Orbital ATK, Inc..................................  6,215    440,954
#*  Orion Energy Systems, Inc.........................    230        495
*   Orion Marine Group, Inc...........................  2,500     18,100
#   Oshkosh Corp......................................  9,200    336,168
    Owens Corning..................................... 11,644    522,233
#   PACCAR, Inc....................................... 38,596  2,502,565
    Pall Corp......................................... 12,100  1,530,045
*   PAM Transportation Services, Inc..................    391     20,567
    Park-Ohio Holdings Corp...........................  1,300     58,383
#   Parker-Hannifin Corp.............................. 15,690  1,769,047
*   Patrick Industries, Inc...........................    900     32,436
*   Pendrell Corp..................................... 12,128     16,737
#   Pentair P.L.C..................................... 22,197  1,349,800
*   PGT, Inc..........................................  3,609     57,997
    Pitney Bowes, Inc................................. 21,813    456,328
#*  PMFG, Inc.........................................    400      2,460
#*  Polypore International, Inc.......................  5,100    306,612
    Powell Industries, Inc............................    700     20,888
*   PowerSecure International, Inc....................  2,600     39,364
    Precision Castparts Corp.......................... 15,985  3,115,796
#   Primoris Services Corp............................  3,064     55,612
#*  Proto Labs, Inc...................................  1,323     99,715
    Quad/Graphics, Inc................................  2,303     37,884
*   Quality Distribution, Inc.........................  2,577     41,000
    Quanex Building Products Corp.....................  3,800     76,304
*   Quanta Services, Inc.............................. 22,667    626,063
#   Raven Industries, Inc.............................  5,746    111,645
    Raytheon Co....................................... 34,592  3,773,641
*   RBC Bearings, Inc.................................  2,240    151,760
    RCM Technologies, Inc.............................    395      1,999
    Regal Beloit Corp.................................  4,600    319,378
*   Republic Airways Holdings, Inc....................  4,358     21,964
    Republic Services, Inc............................ 31,237  1,328,510
    Resources Connection, Inc.........................  4,266     67,531
*   Rexnord Corp......................................  9,016    191,139
*   Roadrunner Transportation Systems, Inc............  1,537     40,239
    Robert Half International, Inc.................... 14,493    797,550
    Rockwell Automation, Inc.......................... 15,420  1,800,748
#   Rockwell Collins, Inc............................. 14,732  1,246,622
    Rollins, Inc...................................... 10,389    301,281
    Roper Technologies, Inc........................... 11,044  1,847,330
*   RPX Corp..........................................  2,672     41,363

                                     1365

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
#   RR Donnelley & Sons Co............................  25,252 $  443,173
#*  Rush Enterprises, Inc. Class A....................   2,675     68,186
    Ryder System, Inc.................................   6,088    551,086
*   Saia, Inc.........................................   2,325    100,951
#*  Sensata Technologies Holding NV...................  20,030  1,027,940
    SIFCO Industries, Inc.............................     100      1,374
    Simpson Manufacturing Co., Inc....................   3,827    137,083
    SkyWest, Inc......................................   4,969     82,287
    Snap-on, Inc......................................   6,694  1,103,171
#*  SolarCity Corp....................................   6,088    353,104
    Southwest Airlines Co.............................  81,139  2,937,232
*   SP Plus Corp......................................   2,343     61,269
*   Sparton Corp......................................     400      9,544
*   Spirit Aerosystems Holdings, Inc. Class A.........  16,300    917,690
*   Spirit Airlines, Inc..............................   8,024    479,996
    SPX Corp..........................................   3,900    255,099
    Standex International Corp........................   1,820    136,209
    Stanley Black & Decker, Inc.......................  16,463  1,736,682
    Steelcase, Inc. Class A...........................  13,910    248,293
*   Stericycle, Inc...................................   9,782  1,378,969
#*  Sterling Construction Co., Inc....................   1,440      6,754
#   Sun Hydraulics Corp...............................   2,235     79,164
*   Swift Transportation Co...........................   9,100    216,762
    TAL International Group, Inc......................   3,192     63,202
#*  Taser International, Inc..........................   5,800    157,876
*   Team, Inc.........................................   1,992     86,453
*   Tecumseh Products Co..............................     900      1,764
*   Teledyne Technologies, Inc........................   3,700    383,579
    Tennant Co........................................   1,603     95,875
#   Terex Corp........................................  11,602    257,100
    Tetra Tech, Inc...................................   6,326    168,525
#   Textainer Group Holdings, Ltd.....................   2,100     47,586
    Textron, Inc......................................  30,800  1,345,960
*   Thermon Group Holdings, Inc.......................   2,619     63,196
    Timken Co. (The)..................................   8,560    285,733
#   Titan International, Inc..........................   4,800     44,832
*   Titan Machinery, Inc..............................   1,496     21,019
    Toro Co. (The)....................................   6,400    437,312
    Towers Watson & Co. Class A.......................   7,250    919,155
*   TransDigm Group, Inc..............................   6,100  1,380,430
*   TRC Cos., Inc.....................................   3,000     28,800
*   Trex Co., Inc.....................................   2,928    132,843
*   Trimas Corp.......................................   3,678     86,433
#   Trinity Industries, Inc...........................  16,800    491,568
#   Triumph Group, Inc................................   5,222    281,205
*   TrueBlue, Inc.....................................   4,300    110,768
*   Tutor Perini Corp.................................   3,160     66,139
    Twin Disc, Inc....................................     668     10,755
    Tyco International P.L.C..........................  49,979  1,898,702
*   Ultralife Corp....................................   2,100      8,547
    UniFirst Corp.....................................   1,540    170,663
    Union Pacific Corp................................ 100,032  9,762,123
*   United Continental Holdings, Inc..................  42,129  2,375,654

                                     1366

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------ ------------
Industrials -- (Continued)
    United Parcel Service, Inc. Class B............... 79,412 $  8,128,612
*   United Rentals, Inc............................... 10,112      677,403
    United Technologies Corp.......................... 97,036    9,733,681
    Universal Forest Products, Inc....................  1,800      114,300
    Universal Truckload Services, Inc.................    888       18,763
#   US Ecology, Inc...................................  1,848       84,805
*   USA Truck, Inc....................................  1,235       24,157
#*  USG Corp..........................................  9,800      303,604
#*  UTi Worldwide, Inc................................  9,764       82,018
#   Valmont Industries, Inc...........................  2,500      278,075
*   Vectrus, Inc......................................  1,092       25,334
*   Verisk Analytics, Inc. Class A.................... 17,710    1,383,328
#*  Veritiv Corp......................................    831       30,963
*   Versar, Inc.......................................  1,500        5,115
    Viad Corp.........................................  1,850       53,040
*   Vicor Corp........................................  1,200       12,492
*   Virco Manufacturing Corp..........................  1,718        4,450
    VSE Corp..........................................    800       37,920
#*  Wabash National Corp..............................  6,947       95,452
*   WABCO Holdings, Inc...............................  6,600      814,902
    Wabtec Corp....................................... 10,720    1,084,757
    Waste Connections, Inc............................ 13,285      665,977
    Waste Management, Inc............................. 46,755    2,390,583
    Watsco, Inc.......................................  2,800      359,072
    Watts Water Technologies, Inc. Class A............  2,870      159,170
#   Werner Enterprises, Inc...........................  4,400      124,256
#*  Wesco Aircraft Holdings, Inc......................  2,513       36,162
#*  WESCO International, Inc..........................  4,987      306,002
    West Corp.........................................  3,908      112,746
*   Willis Lease Finance Corp.........................    400        6,672
    Woodward, Inc.....................................  6,716      331,502
#   WW Grainger, Inc..................................  6,800    1,555,228
#*  XPO Logistics, Inc................................ 10,177      441,173
    Xylem, Inc........................................ 20,833      719,363
                                                              ------------
Total Industrials.....................................         274,044,573
                                                              ------------
Information Technology -- (18.5%)
*   3D Systems Corp................................... 10,300      135,548
    Accenture P.L.C. Class A.......................... 70,252    7,243,684
#*  ACI Worldwide, Inc................................ 12,654      299,520
#   Activision Blizzard, Inc.......................... 57,645    1,486,665
*   Actua Corp........................................  3,900       57,447
*   Acxiom Corp.......................................  7,928      141,990
*   ADDvantage Technologies Group, Inc................    400          904
*   Adobe Systems, Inc................................ 57,022    4,675,234
#   ADTRAN, Inc.......................................  5,562       91,773
*   Advanced Energy Industries, Inc...................  4,259      111,543
*   Agilysys, Inc.....................................  2,000       16,940
*   Akamai Technologies, Inc.......................... 19,669    1,508,809
*   Alliance Data Systems Corp........................  7,287    2,004,216
*   Alpha & Omega Semiconductor, Ltd..................    640        5,024
    Altera Corp....................................... 33,767    1,676,869
    Amdocs, Ltd....................................... 17,472    1,024,733

                                     1367

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
#   American Software, Inc. Class A...................   2,676 $    24,673
*   Amkor Technology, Inc.............................  11,015      48,576
    Amphenol Corp. Class A............................  34,788   1,962,391
*   Amtech Systems, Inc...............................     897       5,929
#*  ANADIGICS, Inc....................................   8,617       5,429
    Analog Devices, Inc...............................  35,192   2,052,749
*   Anixter International, Inc........................   3,000     198,630
*   ANSYS, Inc........................................  10,192     959,577
    Apple, Inc........................................ 677,523  82,183,540
    Applied Materials, Inc............................ 134,035   2,326,848
#*  ARRIS Group, Inc..................................  14,950     462,254
*   Arrow Electronics, Inc............................  11,300     657,095
#*  Aspen Technology, Inc.............................   9,812     435,457
#   Atmel Corp........................................  46,749     387,082
*   Autodesk, Inc.....................................  25,809   1,305,419
    Automatic Data Processing, Inc....................  52,539   4,191,036
#   Avago Technologies, Ltd...........................  29,936   3,746,191
*   AVG Technologies NV...............................  13,216     379,828
*   Aviat Networks, Inc...............................   6,079       6,930
#*  Avid Technology, Inc..............................   3,971      48,684
    Avnet, Inc........................................  15,500     646,815
#   AVX Corp..........................................   6,815      91,798
*   Aware, Inc........................................   2,752       9,137
*   Axcelis Technologies, Inc.........................   4,358      12,856
*   AXT, Inc..........................................   2,829       6,648
#   Badger Meter, Inc.................................   1,600      94,112
*   Barracuda Networks, Inc...........................     226       6,201
    Bel Fuse, Inc. Class B............................   1,175      25,944
    Belden, Inc.......................................   4,749     281,283
*   Benchmark Electronics, Inc........................   4,988     110,035
    Black Box Corp....................................   2,047      32,056
    Blackbaud, Inc....................................   5,300     324,148
*   Blackhawk Network Holdings, Inc...................   5,053     232,084
*   Blucora, Inc......................................   5,747      81,435
    Booz Allen Hamilton Holding Corp..................  12,485     346,209
*   Bottomline Technologies de, Inc...................   3,763     103,332
    Broadcom Corp. Class A............................  58,795   2,975,615
    Broadridge Financial Solutions, Inc...............  13,656     741,111
*   BroadSoft, Inc....................................   1,434      50,075
    Brocade Communications Systems, Inc...............  46,371     475,766
    Brooks Automation, Inc............................   5,441      57,403
    CA, Inc...........................................  35,472   1,033,477
*   Cabot Microelectronics Corp.......................   2,700     122,418
*   CACI International, Inc. Class A..................   2,335     191,774
#*  Cadence Design Systems, Inc.......................  34,222     717,635
*   CalAmp Corp.......................................   5,287      90,461
*   Calix, Inc........................................   3,886      32,759
#*  Cardtronics, Inc..................................   5,453     202,143
*   Cascade Microtech, Inc............................   1,242      18,518
    Cass Information Systems, Inc.....................   1,118      58,807
#*  Cavium, Inc.......................................   6,685     453,243
    CDK Global, Inc...................................  18,394     949,866
    CDW Corp..........................................  14,294     513,583

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Ceva, Inc.........................................   1,916 $    35,887
    Checkpoint Systems, Inc...........................   4,385      38,325
*   CIBER, Inc........................................  16,532      54,721
#*  Ciena Corp........................................  13,235     336,831
#*  Cimpress NV.......................................   3,805     245,537
*   Cirrus Logic, Inc.................................   7,925     261,604
    Cisco Systems, Inc................................ 578,534  16,441,936
*   Citrix Systems, Inc...............................  19,517   1,475,680
#*  Clearfield, Inc...................................     574      11,296
    Cognex Corp.......................................   9,436     427,168
*   Cognizant Technology Solutions Corp. Class A......  70,131   4,425,266
*   Coherent, Inc.....................................   2,264     131,199
    Cohu, Inc.........................................   1,500      14,865
*   CommScope Holding Co., Inc........................  11,539     361,978
    Communications Systems, Inc.......................   1,155      11,608
*   CommVault Systems, Inc............................   4,695     175,922
    Computer Sciences Corp............................  16,353   1,069,977
    Computer Task Group, Inc..........................   1,400       9,786
*   comScore, Inc.....................................   2,204     128,934
    Comtech Telecommunications Corp...................   1,794      51,685
*   Constant Contact, Inc.............................   3,432      88,683
    Convergys Corp....................................  11,700     293,787
*   CoreLogic, Inc....................................   9,749     384,501
    Corning, Inc...................................... 158,824   2,966,832
*   CoStar Group, Inc.................................   3,636     731,890
*   Covisint Corp.....................................   2,786       8,302
*   Cray, Inc.........................................   4,250     110,245
#*  Cree, Inc.........................................  11,750     289,637
*   Crexendo, Inc.....................................   1,426       3,066
#   CSG Systems International, Inc....................   3,600     111,960
    CTS Corp..........................................   5,571     104,679
*   CyberOptics Corp..................................   1,199       7,038
#   Cypress Semiconductor Corp........................  36,041     413,751
    Daktronics, Inc...................................   4,150      47,435
*   Datalink Corp.....................................   1,423       9,648
#*  Dealertrack Technologies, Inc.....................   4,579     284,219
*   Demand Media, Inc.................................     553       3,290
*   DHI Group, Inc....................................   4,237      33,769
#   Diebold, Inc......................................   7,100     241,755
*   Digi International, Inc...........................   2,040      20,645
#*  Digimarc Corp.....................................     858      34,097
*   Diodes, Inc.......................................   3,450      76,556
#   Dolby Laboratories, Inc. Class A..................   5,260     184,889
*   Dot Hill Systems Corp.............................   4,282      27,062
*   DSP Group, Inc....................................   3,109      27,142
    DST Systems, Inc..................................   4,093     446,751
*   DTS, Inc..........................................   2,882      82,108
    EarthLink Holdings Corp...........................  14,869     109,138
*   eBay, Inc......................................... 126,809   3,565,869
#   Ebix, Inc.........................................   5,000     154,950
*   EchoStar Corp. Class A............................   5,601     259,998
*   Edgewater Technology, Inc.........................   1,000       7,090
    Electro Rent Corp.................................   2,590      26,030

                                     1369

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    Electro Scientific Industries, Inc................   2,430 $    11,178
*   Electronic Arts, Inc..............................  35,526   2,541,885
*   Electronics for Imaging, Inc......................   5,000     228,500
#*  Ellie Mae, Inc....................................   1,400     109,830
*   eMagin Corp.......................................   2,210       6,055
    EMC Corp.......................................... 220,948   5,941,292
#*  Emcore Corp.......................................     827       5,119
#*  EnerNOC, Inc......................................   2,080      17,118
*   Entegris, Inc.....................................  13,900     205,929
*   Envestnet, Inc....................................   3,212     145,471
*   EPAM Systems, Inc.................................   5,135     380,555
    EPIQ Systems, Inc.................................   4,051      67,044
*   ePlus, Inc........................................     500      38,455
*   Euronet Worldwide, Inc............................   5,700     390,450
*   Exar Corp.........................................   4,019      31,630
*   ExlService Holdings, Inc..........................   2,742     106,307
*   Extreme Networks, Inc.............................   6,199      14,382
*   F5 Networks, Inc..................................   7,950   1,066,413
*   Fabrinet..........................................     926      17,187
*   Facebook, Inc. Class A............................ 244,144  22,951,977
#   FactSet Research Systems, Inc.....................   4,350     720,621
    Fair Isaac Corp...................................   3,625     328,751
*   Fairchild Semiconductor International, Inc........  13,385     201,578
#*  FARO Technologies, Inc............................   2,100      92,169
    FEI Co............................................   4,865     418,244
    Fidelity National Information Services, Inc.......  30,261   1,979,977
#*  Finisar Corp......................................   9,600     167,136
#*  FireEye, Inc......................................  13,300     591,717
#*  First Solar, Inc..................................   8,350     369,905
*   Fiserv, Inc.......................................  28,600   2,484,196
*   FleetCor Technologies, Inc........................   8,968   1,388,426
*   Flextronics International, Ltd....................  22,626     249,112
    FLIR Systems, Inc.................................  16,900     520,351
*   FormFactor, Inc...................................   6,406      46,315
    Forrester Research, Inc...........................   1,137      35,565
*   Fortinet, Inc.....................................  16,861     804,944
*   Freescale Semiconductor, Ltd......................  11,878     473,576
*   Frequency Electronics, Inc........................     798       8,898
*   Gartner, Inc......................................  10,000     885,700
*   Genpact, Ltd......................................  22,351     496,416
#*  Global Cash Access Holdings, Inc..................   5,930      29,947
    Global Payments, Inc..............................   8,396     941,108
#*  Glu Mobile, Inc...................................   1,098       6,440
*   Google, Inc. Class A..............................  31,199  20,513,342
*   Google, Inc. Class C..............................  31,808  19,899,403
#*  GrubHub, Inc......................................   4,905     155,538
*   GSE Systems, Inc..................................   1,745       2,792
*   GSI Group, Inc....................................   1,769      25,067
*   GSI Technology, Inc...............................   2,032      10,465
*   GTT Communications, Inc...........................   2,997      69,620
#*  Guidewire Software, Inc...........................   7,235     427,227
    Hackett Group, Inc. (The).........................   5,500      70,400
*   Harmonic, Inc.....................................  10,205      61,332

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    Harris Corp.......................................  14,055 $ 1,165,722
    Heartland Payment Systems, Inc....................   4,300     267,890
    Hewlett-Packard Co................................ 209,028   6,379,535
#*  HomeAway, Inc.....................................   7,000     210,280
#*  Hutchinson Technology, Inc........................   1,900       3,458
    IAC/InterActiveCorp...............................   8,300     641,258
#*  ID Systems, Inc...................................   1,700       9,503
#*  Identiv, Inc......................................     109         501
*   IEC Electronics Corp..............................     638       2,456
*   II-VI, Inc........................................   4,886      83,062
#*  Imation Corp......................................   2,440      10,004
#*  Immersion Corp....................................     597       8,191
#*  Infinera Corp.....................................  10,000     239,400
*   Informatica Corp..................................  12,500     606,500
*   Ingram Micro, Inc. Class A........................  16,470     448,478
*   Innodata, Inc.....................................   2,754       7,188
*   Inphi Corp........................................   1,500      34,095
*   Insight Enterprises, Inc..........................   4,020     108,500
*   Integrated Device Technology, Inc.................  15,881     303,486
    Integrated Silicon Solution, Inc..................   3,810      83,553
    Intel Corp........................................ 549,375  15,904,406
#   InterDigital, Inc.................................   4,500     243,315
*   Internap Corp.....................................   7,852      72,317
    International Business Machines Corp.............. 106,307  17,220,671
    Intersil Corp. Class A............................  12,140     135,118
#*  Intevac, Inc......................................   2,384      11,610
*   IntraLinks Holdings, Inc..........................   1,193      13,552
*   IntriCon Corp.....................................     800       5,680
    Intuit, Inc.......................................  30,298   3,204,619
*   IPG Photonics Corp................................   4,276     394,333
*   Iteris, Inc.......................................     600       1,110
#*  Itron, Inc........................................   4,100     132,143
*   Ixia..............................................   4,546      60,007
    IXYS Corp.........................................   2,391      25,010
    j2 Global, Inc....................................   5,183     364,883
    Jabil Circuit, Inc................................  19,112     387,018
    Jack Henry & Associates, Inc......................   8,990     628,041
#*  JDS Uniphase Corp.................................  25,300     280,577
    Juniper Networks, Inc.............................  49,530   1,407,643
*   Kemet Corp........................................   2,594       6,044
*   Key Tronic Corp...................................     749       7,497
*   Keysight Technologies, Inc........................  18,161     554,637
*   Kimball Electronics, Inc..........................   1,875      25,144
    KLA-Tencor Corp...................................  17,570     932,088
#*  Knowles Corp......................................   9,690     184,595
*   Kopin Corp........................................   8,696      25,914
*   Kulicke & Soffa Industries, Inc...................   6,752      70,288
*   KVH Industries, Inc...............................   2,000      24,560
    Lam Research Corp.................................  16,902   1,299,257
*   Lattice Semiconductor Corp........................   8,552      42,076
    Leidos Holdings, Inc..............................   7,400     301,920
    Lexmark International, Inc. Class A...............   7,972     270,968
*   Limelight Networks, Inc...........................   5,494      20,712

                                     1371

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    Linear Technology Corp............................  27,307 $ 1,119,587
*   LinkedIn Corp. Class A............................  13,138   2,670,430
*   Lionbridge Technologies, Inc......................   5,700      33,516
*   Liquidity Services, Inc...........................     652       5,855
    Littelfuse, Inc...................................   2,279     209,668
*   LoJack Corp.......................................   2,400       8,424
#*  M/A-COM Technology Solutions Holdings, Inc........   1,222      41,194
#*  Magnachip Semiconductor Corp......................   2,100      17,976
*   Manhattan Associates, Inc.........................   8,776     568,860
    ManTech International Corp. Class A...............   2,440      72,736
    Marchex, Inc. Class B.............................   3,183      14,642
    Marvell Technology Group, Ltd.....................  49,822     619,786
    MasterCard, Inc. Class A.......................... 113,003  11,006,492
*   Mattersight Corp..................................     500       3,275
*   Mattson Technology, Inc...........................     200         572
    Maxim Integrated Products, Inc....................  32,128   1,093,637
    MAXIMUS, Inc......................................   7,600     518,396
*   MaxLinear, Inc. Class A...........................   2,448      26,634
#*  Maxwell Technologies, Inc.........................     703       3,227
    Mentor Graphics Corp..............................  12,551     327,456
*   Mercury Systems, Inc..............................   2,500      35,225
#   Mesa Laboratories, Inc............................     300      31,062
    Methode Electronics, Inc..........................   5,669     152,099
    Micrel, Inc.......................................   5,800      80,910
#   Microchip Technology, Inc.........................  22,161     949,377
#*  Micron Technology, Inc............................ 115,231   2,132,926
*   Microsemi Corp....................................   9,716     320,045
    Microsoft Corp.................................... 878,527  41,027,211
*   MicroStrategy, Inc. Class A.......................     136      27,724
    MKS Instruments, Inc..............................   5,048     179,204
    MOCON, Inc........................................     535       8,442
#*  ModusLink Global Solutions, Inc...................   5,100      16,575
*   MoneyGram International, Inc......................   1,383      14,107
    Monolithic Power Systems, Inc.....................   3,320     171,677
    Monotype Imaging Holdings, Inc....................   4,300     107,199
#*  Monster Worldwide, Inc............................  12,900      90,945
#*  MoSys, Inc........................................   3,108       4,320
    Motorola Solutions, Inc...........................  23,741   1,428,259
    MTS Systems Corp..................................   1,700     109,837
*   Multi-Fineline Electronix, Inc....................   1,672      29,862
*   Nanometrics, Inc..................................   2,297      31,423
    National Instruments Corp.........................  10,553     305,615
    NCI, Inc. Class A.................................   1,200      13,500
*   NCR Corp..........................................  17,270     475,616
*   NeoPhotonics Corp.................................     780       6,911
    NetApp, Inc.......................................  38,360   1,194,914
*   NETGEAR, Inc......................................   3,951     132,319
*   Netscout Systems, Inc.............................   3,814     152,102
#*  NetSuite, Inc.....................................   3,700     365,708
#*  NeuStar, Inc. Class A.............................   7,800     240,786
*   Newport Corp......................................   5,630      89,179
    NIC, Inc..........................................   5,718     103,153
#*  Novatel Wireless, Inc.............................   4,993      12,333

                                     1372

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
#*  Nuance Communications, Inc........................  28,092 $   509,308
*   Numerex Corp. Class A.............................     700       5,922
#   NVIDIA Corp.......................................  63,600   1,268,820
#*  Oclaro, Inc.......................................   4,000       9,200
*   OmniVision Technologies, Inc......................   5,145     125,641
*   ON Semiconductor Corp.............................  48,843     518,713
    Optical Cable Corp................................   1,300       4,342
    Oracle Corp....................................... 400,229  15,985,146
*   OSI Systems, Inc..................................   2,078     145,834
#*  Palo Alto Networks, Inc...........................   8,067   1,499,091
#*  Pandora Media, Inc................................  22,095     387,104
*   PAR Technology Corp...............................   1,750       7,858
    Park Electrochemical Corp.........................   2,544      44,927
#   Paychex, Inc......................................  37,214   1,726,730
*   Paycom Software, Inc..............................   1,658      53,056
*   PayPal Holdings, Inc.............................. 125,009   4,837,848
    PC Connection, Inc................................   1,900      42,161
    PC-Tel, Inc.......................................   2,700      19,035
*   PCM, Inc..........................................   1,468      14,783
*   PDF Solutions, Inc................................   3,109      43,557
    Pegasystems, Inc..................................   2,690      72,872
    Perceptron, Inc...................................     528       4,631
*   Perficient, Inc...................................   2,556      41,484
    Pericom Semiconductor Corp........................   2,935      35,132
*   Photronics, Inc...................................   5,488      45,276
*   Planar Systems, Inc...............................     930       3,869
    Plantronics, Inc..................................   4,499     261,302
*   Plexus Corp.......................................   2,240      85,434
*   PMC-Sierra, Inc...................................  21,900     149,139
*   Polycom, Inc......................................  18,000     204,840
    Power Integrations, Inc...........................   2,919     113,140
*   PRGX Global, Inc..................................   2,100       8,778
*   Progress Software Corp............................   6,750     200,340
*   PTC, Inc..........................................  15,600     567,060
    QAD, Inc. Class A.................................     739      19,724
    QAD, Inc. Class B.................................     184       3,943
#*  QLIK Technologies, Inc............................   9,437     381,821
*   QLogic Corp.......................................   7,416      65,780
*   Qorvo, Inc........................................  16,501     956,233
    QUALCOMM, Inc..................................... 185,425  11,939,516
*   Qualstar Corp.....................................     300         306
*   QuinStreet, Inc...................................   2,500      14,550
*   Qumu Corp.........................................   1,254       6,772
*   Rackspace Hosting, Inc............................  13,000     442,390
*   Radisys Corp......................................   2,460       7,036
#*  Rambus, Inc.......................................  11,313     148,087
*   RealD, Inc........................................   2,400      30,120
*   RealNetworks, Inc.................................   3,050      14,274
*   Red Hat, Inc......................................  20,680   1,635,374
    Reis, Inc.........................................   1,130      27,640
*   RetailMeNot, Inc..................................   1,320      19,998
    Richardson Electronics, Ltd.......................   2,200      14,454
#*  Rightside Group, Ltd..............................     553       3,954

                                     1373

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CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   Rofin-Sinar Technologies, Inc.....................  1,536 $   38,308
*   Rogers Corp.......................................  1,570     87,873
*   Rosetta Stone, Inc................................  1,296      9,422
#*  Rovi Corp......................................... 11,513    126,528
#*  Rubicon Technology, Inc...........................  1,987      3,517
*   Ruckus Wireless, Inc..............................  5,936     73,191
*   Rudolph Technologies, Inc.........................  2,529     28,375
    Sabre Corp........................................ 13,418    356,919
*   Salesforce.com, Inc............................... 69,468  5,092,004
    SanDisk Corp...................................... 25,120  1,514,485
*   Sanmina Corp......................................  7,765    171,374
*   ScanSource, Inc...................................  2,184     82,621
    Science Applications International Corp...........  4,228    226,959
*   SciQuest, Inc.....................................  3,307     39,320
*   Seachange International, Inc......................  3,000     20,670
#   Seagate Technology P.L.C.......................... 35,310  1,786,686
*   Semtech Corp......................................  7,320    128,759
#*  ServiceNow, Inc................................... 15,994  1,287,517
*   ShoreTel, Inc.....................................  4,620     32,756
#*  Shutterstock, Inc.................................    900     48,087
*   Sigma Designs, Inc................................  2,500     25,925
#*  Silicon Graphics International Corp...............  1,172      5,989
*   Silicon Laboratories, Inc.........................  4,220    189,858
    Skyworks Solutions, Inc........................... 21,503  2,057,192
*   SolarWinds, Inc...................................  7,737    308,629
    Solera Holdings, Inc..............................  7,592    277,791
#*  Sonus Networks, Inc...............................  4,563     36,823
#*  Splunk, Inc....................................... 14,481  1,012,801
    SS&C Technologies Holdings, Inc...................  8,981    610,977
*   Stamps.com, Inc...................................  1,538    105,507
*   StarTek, Inc......................................  2,385      8,968
#*  Stratasys, Ltd....................................  3,698    113,640
#*  SunEdison, Inc.................................... 36,120    840,874
#*  SunPower Corp.....................................  5,642    152,503
*   Super Micro Computer, Inc.........................  3,909    104,253
*   support.com, Inc..................................  5,150      6,232
*   Sykes Enterprises, Inc............................  3,800     92,644
    Symantec Corp..................................... 73,841  1,679,144
#*  Synaptics, Inc....................................  3,900    309,582
#*  Synchronoss Technologies, Inc.....................  3,466    165,675
#   SYNNEX Corp.......................................  3,205    242,394
*   Synopsys, Inc..................................... 16,668    847,401
*   Syntel, Inc.......................................  4,000    174,760
*   Tableau Software, Inc. Class A....................  5,714    598,484
#*  Take-Two Interactive Software, Inc................  8,400    265,272
    TE Connectivity, Ltd.............................. 46,494  2,832,414
*   Tech Data Corp....................................  3,513    204,913
*   TeleCommunication Systems, Inc. Class A...........  4,140     15,194
*   Telenav, Inc......................................  1,400      9,800
    TeleTech Holdings, Inc............................  2,400     65,112
#*  Teradata Corp..................................... 15,885    589,492
    Teradyne, Inc..................................... 23,067    444,270
    Tessco Technologies, Inc..........................  1,314     32,416

                                     1374

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CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Information Technology -- (Continued)
    Tessera Technologies, Inc.........................   4,753 $    164,739
    Texas Instruments, Inc............................ 117,873    5,891,293
*   TiVo, Inc.........................................  11,267      112,219
    Total System Services, Inc........................  18,983      877,394
    Transact Technologies, Inc........................     600        4,416
#*  Travelzoo, Inc....................................     400        3,576
*   Trimble Navigation, Ltd...........................  26,764      618,248
#*  TTM Technologies, Inc.............................   6,116       55,839
#*  Twitter, Inc......................................  51,177    1,586,999
*   Tyler Technologies, Inc...........................   3,425      477,924
#   Ubiquiti Networks, Inc............................   1,600       51,552
*   Ultimate Software Group, Inc. (The)...............   2,896      533,472
*   Ultra Clean Holdings, Inc.........................   2,422       18,359
*   Ultratech, Inc....................................   2,900       46,168
#*  Unisys Corp.......................................   4,732       75,097
*   United Online, Inc................................   1,335       18,557
*   Universal Display Corp............................     137        6,536
*   Unwired Planet, Inc...............................   5,758        3,616
#*  USA Technologies, Inc.............................     346        1,166
*   Vantiv, Inc. Class A..............................  16,483      725,252
#*  Veeco Instruments, Inc............................   3,900      100,932
#*  VeriFone Systems, Inc.............................  12,403      399,129
*   Verint Systems, Inc...............................   6,479      377,207
#*  VeriSign, Inc.....................................  14,623    1,037,356
#*  ViaSat, Inc.......................................   4,617      286,254
    Vicon Industries, Inc.............................     900        1,215
#*  Video Display Corp................................   1,359        1,359
*   Virtusa Corp......................................   2,457      117,789
#   Visa, Inc. Class A................................ 222,136   16,735,726
#   Vishay Intertechnology, Inc.......................  12,724      146,072
*   Vishay Precision Group, Inc.......................   1,973       27,543
#*  VMware, Inc. Class A..............................   9,342      832,652
    Wayside Technology Group, Inc.....................     152        2,962
*   Web.com Group, Inc................................   4,205      104,662
#*  WebMD Health Corp.................................   2,823      123,026
*   Westell Technologies, Inc. Class A................   5,426        6,620
    Western Digital Corp..............................  24,098    2,073,874
#   Western Union Co. (The)...........................  63,452    1,284,268
#*  WEX, Inc..........................................   4,040      412,242
#*  Workday, Inc. Class A.............................  11,802      995,263
*   Xcerra Corp.......................................   4,140       26,020
    Xerox Corp........................................ 135,087    1,488,659
    Xilinx, Inc.......................................  28,918    1,207,326
*   XO Group, Inc.....................................   4,000       59,320
*   Yahoo!, Inc....................................... 103,839    3,807,776
*   Zebra Technologies Corp. Class A..................   5,922      637,385
#*  Zillow Group, Inc. Class A........................   3,000      244,500
*   Zix Corp..........................................   4,055       19,788
*   Zynga, Inc. Class A...............................  66,600      165,168
                                                               ------------
Total Information Technology..........................          496,202,937
                                                               ------------
Materials -- (3.1%)
    A Schulman, Inc...................................   3,119      116,120

                                     1375

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Materials -- (Continued)
*   AEP Industries, Inc...............................     422 $   20,404
    Air Products & Chemicals, Inc.....................  23,792  3,390,598
    Airgas, Inc.......................................   7,460    761,069
#*  AK Steel Holding Corp.............................   7,657     22,588
#   Albemarle Corp....................................  13,035    706,497
    Alcoa, Inc........................................ 143,091  1,412,303
#   Allegheny Technologies, Inc.......................  11,087    236,375
#*  AM Castle & Co....................................   1,388      3,956
#   American Vanguard Corp............................   2,950     37,819
    Ampco-Pittsburgh Corp.............................     700      9,317
    AptarGroup, Inc...................................   7,800    528,762
    Ashland, Inc......................................   7,907    903,928
    Avery Dennison Corp...............................  10,701    651,156
    Axiall Corp.......................................   8,057    237,117
    Balchem Corp......................................   3,412    193,358
    Ball Corp.........................................  15,487  1,050,638
    Bemis Co., Inc....................................  11,191    498,783
*   Berry Plastics Group, Inc.........................  13,158    428,424
*   Boise Cascade Co..................................   4,103    136,138
    Cabot Corp........................................   6,836    240,490
    Calgon Carbon Corp................................   5,900    104,371
#   Carpenter Technology Corp.........................   4,801    180,230
#   Celanese Corp. Series A...........................  17,730  1,168,762
#*  Century Aluminum Co...............................   6,661     62,081
    CF Industries Holdings, Inc.......................  30,115  1,782,808
#   Chase Corp........................................   1,300     49,699
    Chemours Co. (The)................................  20,385    222,604
*   Chemtura Corp.....................................  10,398    285,217
*   Clearwater Paper Corp.............................   2,200    129,470
*   Codexis, Inc......................................   1,220      3,965
*   Coeur d'Alene Mines Corp..........................   9,600     33,888
    Commercial Metals Co..............................  11,043    170,173
    Compass Minerals International, Inc...............   3,958    316,640
*   Core Molding Technologies, Inc....................     389      7,422
*   Crown Holdings, Inc...............................  15,714    809,428
    Cytec Industries, Inc.............................   9,200    682,916
#   Deltic Timber Corp................................   1,282     83,202
    Domtar Corp.......................................   7,486    304,381
    Dow Chemical Co. (The)............................ 132,435  6,232,391
    Eagle Materials, Inc..............................   5,564    429,207
    Eastman Chemical Co...............................  16,276  1,276,038
    Ecolab, Inc.......................................  29,848  3,456,697
    EI du Pont de Nemours & Co........................ 101,926  5,683,394
*   Ferro Corp........................................   7,900    109,731
#*  Flotek Industries, Inc............................   5,082     87,004
    FMC Corp..........................................  14,500    703,830
    Freeport-McMoRan, Inc............................. 111,158  1,306,106
#   Friedman Industries, Inc..........................     599      3,480
    FutureFuel Corp...................................   1,256     14,369
    Globe Specialty Metals, Inc.......................   6,858    105,888
    Graphic Packaging Holding Co......................  36,100    545,110
#   Greif, Inc. Class A...............................   2,500     77,475
    Hawkins, Inc......................................     888     32,394

                                     1376

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CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Materials -- (Continued)
    Haynes International, Inc.........................  1,800 $   76,626
    HB Fuller Co......................................  5,400    216,324
*   Headwaters, Inc...................................  7,800    148,278
#   Hecla Mining Co................................... 28,200     59,220
#*  Horsehead Holding Corp............................  3,876     32,093
    Huntsman Corp..................................... 21,532    409,108
    Innophos Holdings, Inc............................  2,500    128,700
    Innospec, Inc.....................................  2,400    103,800
    International Flavors & Fragrances, Inc...........  9,130  1,055,337
    International Paper Co............................ 43,500  2,082,345
#*  Intrepid Potash, Inc..............................  5,600     47,824
#   Kaiser Aluminum Corp..............................  1,800    152,010
    KapStone Paper and Packaging Corp.................  8,598    201,193
    KMG Chemicals, Inc................................  1,500     32,745
    Koppers Holdings, Inc.............................  1,980     40,194
*   Kraton Performance Polymers, Inc..................  3,187     65,397
#   Kronos Worldwide, Inc.............................  2,426     23,872
#*  Louisiana-Pacific Corp............................ 14,700    216,678
*   LSB Industries, Inc...............................  2,000     73,820
    LyondellBasell Industries NV Class A.............. 46,532  4,366,098
#   Martin Marietta Materials, Inc....................  6,130    961,307
    Materion Corp.....................................  1,659     50,765
#   McEwen Mining, Inc................................ 13,772     10,054
*   Mercer International, Inc.........................  3,588     43,379
    Minerals Technologies, Inc........................  3,500    226,625
    Monsanto Co....................................... 54,457  5,548,624
    Mosaic Co. (The).................................. 36,121  1,551,036
    Myers Industries, Inc.............................  3,889     58,841
    Neenah Paper, Inc.................................  1,500     90,870
    NewMarket Corp....................................  1,212    482,024
    Newmont Mining Corp............................... 56,375    967,959
*   Northern Technologies International Corp..........    300      4,875
    Nucor Corp........................................ 33,233  1,466,905
    Olin Corp.........................................  8,155    187,483
    Olympic Steel, Inc................................  1,300     15,756
    OM Group, Inc.....................................  3,037    102,894
#*  OMNOVA Solutions, Inc.............................  3,300     21,351
*   Owens-Illinois, Inc............................... 17,100    365,085
    Packaging Corp. of America........................ 10,700    757,453
    PH Glatfelter Co..................................  4,200     85,722
*   Platform Specialty Products Corp..................  8,230    191,512
    PolyOne Corp...................................... 10,028    343,660
    PPG Industries, Inc............................... 30,700  3,327,266
    Praxair, Inc...................................... 31,925  3,643,919
    Quaker Chemical Corp..............................  1,414    131,078
    Reliance Steel & Aluminum Co......................  8,000    484,800
#*  Rentech, Inc...................................... 22,910     17,441
*   Resolute Forest Products, Inc.....................  2,379     23,505
#   Royal Gold, Inc...................................  6,800    342,856
    RPM International, Inc............................ 14,641    686,224
#   Schnitzer Steel Industries, Inc. Class A..........  2,300     36,133
    Schweitzer-Mauduit International, Inc.............  3,186    126,484
    Scotts Miracle-Gro Co. (The) Class A..............  5,209    314,571

                                     1377

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
            Sealed Air Corp..............................  23,412 $ 1,244,816
            Sensient Technologies Corp...................   5,521     377,581
            Sherwin-Williams Co. (The)...................   9,200   2,555,392
            Sigma-Aldrich Corp...........................  12,979   1,811,998
            Silgan Holdings, Inc.........................   5,600     299,432
            Sonoco Products Co...........................  11,072     457,052
#           Southern Copper Corp.........................  18,041     502,622
            Steel Dynamics, Inc..........................  25,900     518,777
            Stepan Co....................................   1,746      85,571
#*          Stillwater Mining Co.........................  11,244     107,043
            SunCoke Energy, Inc..........................   6,923      85,084
            Synalloy Corp................................     737       8,704
#           TimkenSteel Corp.............................   4,280      79,736
*           Trecora Resources............................     613       8,557
            Tredegar Corp................................   2,230      37,598
            Tronox, Ltd. Class A.........................   5,929      65,100
            United States Lime & Minerals, Inc...........     353      19,062
#           United States Steel Corp.....................  14,600     284,262
#*          Universal Stainless & Alloy Products, Inc....     545       7,363
*           US Concrete, Inc.............................     726      30,732
#           Valspar Corp. (The)..........................   8,700     724,536
            Vulcan Materials Co..........................  13,588   1,236,780
#           Wausau Paper Corp............................   5,215      46,101
            Westlake Chemical Corp.......................   5,260     328,592
*           WestRock Co..................................  29,106   1,835,424
            Worthington Industries, Inc..................   5,620     152,077
*           WR Grace & Co................................   8,300     837,719
                                                                  -----------
Total Materials..........................................          83,994,041
                                                                  -----------
Other -- (0.0%)
(degrees)*  Gerber Scientific, Inc. Escrow Shares........   2,901          --
(degrees)*  Petrocorp, Inc. Escrow Shares................     100          --
                                                                  -----------
Total Other..............................................                  --
                                                                  -----------
Real Estate Investment Trusts -- (0.0%)
*           Communications Sales & Leasing, Inc..........  12,055     251,347
                                                                  -----------
Telecommunication Services -- (2.1%)
#*          8x8, Inc.....................................   3,443      29,989
*           Alaska Communications Systems Group, Inc.....   1,400       3,024
            AT&T, Inc.................................... 701,786  24,380,054
            Atlantic Tele-Network, Inc...................   1,149      81,280
*           Boingo Wireless, Inc.........................   1,200      11,676
            CenturyLink, Inc.............................  63,542   1,817,301
*           Cincinnati Bell, Inc.........................  21,600      84,456
#           Cogent Communications Holdings, Inc..........   5,580     177,388
#           Consolidated Communications Holdings, Inc....   5,787     115,335
*           FairPoint Communications, Inc................   1,044      17,351
#           Frontier Communications Corp................. 103,738     489,643
*           General Communication, Inc. Class A..........   3,550      65,320
            IDT Corp. Class B............................   1,800      30,636
            Inteliquent, Inc.............................   2,700      49,140
#*          Iridium Communications, Inc..................   4,218      31,298

                                     1378

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Telecommunication Services -- (Continued)
*   Level 3 Communications, Inc.......................  33,764 $ 1,705,082
    Lumos Networks Corp...............................   2,000      27,920
#   NTELOS Holdings Corp..............................   2,000      12,780
*   ORBCOMM, Inc......................................   1,021       6,289
*   Premiere Global Services, Inc.....................   5,500      59,345
*   SBA Communications Corp. Class A..................  14,400   1,738,368
    Shenandoah Telecommunications Co..................   1,830      62,915
    Spok Holdings, Inc................................   2,839      47,497
#*  Sprint Corp.......................................  89,897     302,953
#*  Straight Path Communications, Inc. Class B........     900      21,213
*   T-Mobile US, Inc..................................  32,454   1,319,580
    Telephone & Data Systems, Inc.....................   9,517     279,895
*   United States Cellular Corp.......................   1,000      37,220
    Verizon Communications, Inc....................... 470,756  22,026,673
*   Vonage Holdings Corp..............................  16,854     107,697
#   Windstream Holdings, Inc..........................  10,046      48,723
                                                               -----------
Total Telecommunication Services......................          55,188,041
                                                               -----------
Utilities -- (2.8%)
    AES Corp..........................................  79,627   1,019,226
    AGL Resources, Inc................................  13,934     669,947
    ALLETE, Inc.......................................   4,681     226,046
    Alliant Energy Corp...............................  12,700     781,177
    Ameren Corp.......................................  27,900   1,146,132
    American Electric Power Co., Inc..................  54,569   3,086,968
    American States Water Co..........................   4,400     169,620
    American Water Works Co., Inc.....................  20,896   1,084,711
#   Aqua America, Inc.................................  21,779     554,058
    Artesian Resources Corp. Class A..................     471      10,159
    Atmos Energy Corp.................................  11,754     649,996
#   Avista Corp.......................................   8,019     264,787
    Black Hills Corp..................................   5,109     212,841
    California Water Service Group....................   6,569     141,431
*   Calpine Corp......................................  36,997     677,045
    CenterPoint Energy, Inc...........................  44,700     864,498
    Chesapeake Utilities Corp.........................   2,134     109,730
    Cleco Corp........................................   6,582     358,258
    CMS Energy Corp...................................  32,492   1,113,176
    Connecticut Water Service, Inc....................   1,422      48,405
#   Consolidated Edison, Inc..........................  32,548   2,069,727
    Consolidated Water Co., Ltd.......................     777       9,402
    Delta Natural Gas Co., Inc........................     720      14,522
    Dominion Resources, Inc...........................  65,796   4,717,573
    DTE Energy Co.....................................  20,100   1,617,246
#   Duke Energy Corp..................................  79,374   5,891,138
*   Dynegy, Inc.......................................  11,135     290,067
    Edison International..............................  34,846   2,091,108
    El Paso Electric Co...............................   4,800     174,864
    Empire District Electric Co. (The)................   4,470     102,855
    Entergy Corp......................................  19,800   1,406,196
    Eversource Energy.................................  35,310   1,755,613
    Exelon Corp.......................................  99,117   3,180,665
    FirstEnergy Corp..................................  46,227   1,569,869

                                     1379

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Utilities -- (Continued)
    Gas Natural, Inc..................................     850 $    8,526
#   Genie Energy, Ltd. Class B........................   1,800     18,630
#   Great Plains Energy, Inc..........................  17,100    446,481
    Hawaiian Electric Industries, Inc.................  10,300    308,485
#   IDACORP, Inc......................................   5,551    344,773
    ITC Holdings Corp.................................  17,100    577,638
#   Laclede Group, Inc. (The).........................   4,761    257,618
#   MDU Resources Group, Inc..........................  19,689    384,132
    MGE Energy, Inc...................................   3,789    150,348
    Middlesex Water Co................................   1,620     36,839
#   National Fuel Gas Co..............................   7,872    425,639
    New Jersey Resources Corp.........................   8,908    257,441
    NextEra Energy, Inc...............................  49,465  5,203,718
    NiSource, Inc.....................................  34,684    605,583
#   Northwest Natural Gas Co..........................   2,797    121,082
#   NorthWestern Corp.................................   5,038    271,246
#   NRG Energy, Inc...................................  35,895    805,843
#   NRG Yield, Inc. Class A...........................   3,885     76,573
#   NRG Yield, Inc. Class C...........................   3,885     74,942
    OGE Energy Corp...................................  21,600    642,816
#   ONE Gas, Inc......................................   5,450    245,414
#   Ormat Technologies, Inc...........................   1,700     69,156
    Otter Tail Corp...................................   3,400     88,128
#   Pattern Energy Group, Inc.........................   2,843     69,454
    Pepco Holdings, Inc...............................  24,900    664,332
    PG&E Corp.........................................  55,316  2,904,643
    Piedmont Natural Gas Co., Inc.....................   8,696    330,535
    Pinnacle West Capital Corp........................  11,815    729,104
    PNM Resources, Inc................................   8,650    228,187
    Portland General Electric Co......................   8,207    295,534
    PPL Corp..........................................  76,963  2,448,193
    Public Service Enterprise Group, Inc..............  55,550  2,314,769
    Questar Corp......................................  19,300    427,302
    RGC Resources, Inc................................     200      4,030
#   SCANA Corp........................................  14,954    819,479
    Sempra Energy.....................................  27,072  2,755,388
    SJW Corp..........................................   2,210     65,969
    South Jersey Industries, Inc......................   6,600    159,984
#   Southern Co. (The)................................ 101,577  4,543,539
    Southwest Gas Corp................................   5,119    288,404
*   Talen Energy Corp.................................   9,163    144,134
    TECO Energy, Inc..................................  27,860    616,263
    UGI Corp..........................................  18,200    665,028
    UIL Holdings Corp.................................   5,631    269,950
    Unitil Corp.......................................   1,200     42,660
    Vectren Corp......................................   9,040    380,584
    WEC Energy Group, Inc.............................  29,133  1,427,517
    Westar Energy, Inc................................  15,453    581,805
    WGL Holdings, Inc.................................   5,799    324,164
    Xcel Energy, Inc..................................  57,038  1,977,507

                                     1380

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
             York Water Co. (The)....................        900 $       19,206
                                                                 --------------
Total Utilities......................................                74,997,771
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,477,900,822
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Rights
               01/04/16..............................     27,224            368
(degrees)*   Furiex Pharmaceuticals Contingent Value
               Rights................................        833          8,138
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights...............      7,025         17,703
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16..............................      1,430             --
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights................................     26,773         27,172
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights................................     26,773          1,307
(degrees)*   Zion Contingent Value Rights 09/30/15...         33              1
TOTAL RIGHTS/WARRANTS................................                    54,689
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
             State Street Institutional Liquid
               Reserves, 0.114%......................  4,376,980      4,376,980
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@         DFA Short Term Investment Fund.......... 17,526,553    202,782,218
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,403,767,790)^^............................            $2,685,114,709
                                                                 ==============

                                     1381

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  347,370,245           --    --   $  347,370,245
   Consumer Staples..............    221,834,806           --    --      221,834,806
   Energy........................    167,694,240           --    --      167,694,240
   Financials....................    369,873,256           --    --      369,873,256
   Health Care...................    386,449,565           --    --      386,449,565
   Industrials...................    274,044,573           --    --      274,044,573
   Information Technology........    496,202,937           --    --      496,202,937
   Materials.....................     83,994,041           --    --       83,994,041
   Other.........................             --           --    --               --
   Real Estate Investment Trusts.        251,347           --    --          251,347
   Telecommunication Services....     55,188,041           --    --       55,188,041
   Utilities.....................     74,997,771           --    --       74,997,771
Rights/Warrants..................             -- $     54,689    --           54,689
Temporary Cash Investments.......      4,376,980           --    --        4,376,980
Securities Lending Collateral....             --  202,782,218    --      202,782,218
                                  -------------- ------------  ----   --------------
TOTAL............................ $2,482,277,802 $202,836,907    --   $2,685,114,709
                                  ============== ============  ====   ==============

                                     1382

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- ----------
COMMON STOCKS -- (88.1%)

Consumer Discretionary -- (14.1%)
*   1-800-Flowers.com, Inc. Class A................... 137,199 $1,365,130
    A. H. Belo Corp. Class A.......................... 100,654    518,368
    Aaron's, Inc......................................  83,766  3,097,667
#   Abercrombie & Fitch Co. Class A...................  21,420    430,328
*   Ambassadors Group, Inc............................   1,110      2,575
    AMCON Distributing Co.............................     388     32,049
*   America's Car-Mart, Inc...........................  44,364  2,052,279
#   American Eagle Outfitters, Inc.................... 123,455  2,191,326
*   American Public Education, Inc....................   1,668     43,151
*   Apollo Education Group, Inc. Class A..............  39,387    504,547
    Arctic Cat, Inc...................................  22,869    654,282
    Ark Restaurants Corp..............................  11,046    268,970
*   Asbury Automotive Group, Inc......................     761     67,196
#*  Ascena Retail Group, Inc.......................... 106,439  1,332,616
*   Ascent Capital Group, Inc. Class A................  37,093  1,447,740
*   Ballantyne Strong, Inc............................  83,735    380,994
#*  Barnes & Noble, Inc............................... 197,235  5,185,308
    Bassett Furniture Industries, Inc.................  44,555  1,460,958
    Beasley Broadcast Group, Inc. Class A.............  41,387    179,413
*   Beazer Homes USA, Inc.............................  15,775    302,565
#   bebe stores, Inc.................................. 159,856    294,135
*   Belmond, Ltd. Class A............................. 447,582  5,420,218
    Big 5 Sporting Goods Corp.........................  15,726    173,143
*   Biglari Holdings, Inc.............................      30     13,044
#*  BJ's Restaurants, Inc.............................  50,432  2,600,274
#   Bob Evans Farms, Inc.............................. 102,827  5,133,124
#   Bon-Ton Stores, Inc. (The)........................   9,857     43,075
*   Books-A-Million, Inc..............................  84,282    271,388
    Bowl America, Inc. Class A........................  11,489    167,165
*   Boyd Gaming Corp.................................. 179,677  3,070,680
*   Bravo Brio Restaurant Group, Inc..................   5,749     74,680
*   Bridgepoint Education, Inc........................   3,210     30,238
#*  Bright Horizons Family Solutions, Inc.............   9,909    596,918
#*  Build-A-Bear Workshop, Inc........................  93,796  1,636,740
#*  Cabela's, Inc..................................... 208,284  9,254,058
*   Cable One, Inc....................................  12,803  5,316,062
    Caleres, Inc...................................... 191,145  6,315,431
#   Callaway Golf Co.................................. 349,400  3,200,504
*   Cambium Learning Group, Inc.......................  56,997    267,886
    Canterbury Park Holding Corp......................   7,625     80,901
#*  Career Education Corp.............................  90,305    287,170
*   Carmike Cinemas, Inc..............................   7,130    178,607
#   Carriage Services, Inc............................ 160,284  3,851,625
*   Carrols Restaurant Group, Inc.....................  65,275    719,331
    Cato Corp. (The) Class A..........................   6,937    266,450
*   Cavco Industries, Inc.............................  22,377  1,635,311
#*  Central European Media Enterprises, Ltd. Class A..   3,927      9,425
*   Century Casinos, Inc..............................     501      3,096
#*  Charles & Colvard, Ltd............................  33,996     48,954
    Chico's FAS, Inc.................................. 274,263  4,174,283
    Children's Place, Inc. (The)......................  29,455  1,705,445

                                     1383

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Christopher & Banks Corp..........................  86,049 $   277,938
    Churchill Downs, Inc..............................  56,570   7,640,344
*   Citi Trends, Inc..................................  18,018     429,009
    Clear Channel Outdoor Holdings, Inc. Class A......  59,302     572,857
*   Coast Distribution System, Inc. (The).............  18,627     101,890
    Columbia Sportswear Co............................   9,424     674,193
#*  Conn's, Inc....................................... 159,725   5,513,707
    Cooper Tire & Rubber Co........................... 109,321   3,599,941
    Core-Mark Holding Co., Inc........................ 116,220   7,388,105
#*  Crocs, Inc........................................  46,822     736,510
    CSS Industries, Inc...............................  43,800   1,243,482
    Culp, Inc.........................................  36,886   1,115,802
#*  Cumulus Media, Inc. Class A.......................  68,971     113,802
    Darden Restaurants, Inc........................... 102,117   7,532,150
*   Del Frisco's Restaurant Group, Inc................   3,876      61,822
*   Delta Apparel, Inc................................  17,375     213,539
#*  Destination XL Group, Inc.........................  79,014     386,378
#   DeVry Education Group, Inc........................  92,499   2,810,120
    Dillard's, Inc. Class A........................... 210,983  21,494,948
    DineEquity, Inc...................................  55,864   5,810,415
#*  Dixie Group, Inc. (The)...........................  78,531     770,389
#*  Dorman Products, Inc.............................. 107,020   5,648,516
    Dover Motorsports, Inc............................ 109,057     256,284
    DR Horton, Inc.................................... 131,635   3,908,243
#*  DreamWorks Animation SKG, Inc. Class A............ 162,850   3,926,313
    Drew Industries, Inc..............................     245      14,372
    Educational Development Corp......................   2,276      10,857
*   Eldorado Resorts, Inc.............................  53,685     453,638
    Emerson Radio Corp................................ 224,588     282,981
#*  Entercom Communications Corp. Class A.............  27,299     287,458
#   Escalade, Inc.....................................  24,227     418,158
#   Ethan Allen Interiors, Inc........................  11,774     355,457
*   EVINE Live, Inc...................................  26,503      58,042
    EW Scripps Co. (The) Class A...................... 363,868   7,994,180
*   Express, Inc......................................  51,211     975,057
#*  Famous Dave's Of America, Inc.....................     479       8,531
#*  Federal-Mogul Holdings Corp....................... 130,584   1,462,541
    Finish Line, Inc. (The) Class A...................  87,295   2,399,740
#   Flanigan's Enterprises, Inc.......................   5,016     148,072
    Flexsteel Industries, Inc.........................  26,545   1,059,676
#   Fred's, Inc. Class A.............................. 189,475   3,418,129
    Frisch's Restaurants, Inc.........................  23,720     799,364
#*  FTD Cos., Inc.....................................  98,445   2,867,703
#*  Fuel Systems Solutions, Inc.......................  44,118     274,414
#*  G-III Apparel Group, Ltd.......................... 130,886   9,453,896
#*  Gaiam, Inc. Class A...............................  44,567     309,295
#   GameStop Corp. Class A............................ 431,501  19,784,321
*   Gaming Partners International Corp................     100       1,005
*   Gannett Co., Inc.................................. 206,000   2,605,900
*   Genesco, Inc......................................  87,141   5,637,151
    Goodyear Tire & Rubber Co. (The).................. 104,678   3,153,948
    Graham Holdings Co. Class B.......................  12,803   8,828,437
*   Gray Television, Inc.............................. 226,443   3,824,622

                                     1384

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CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
*   Gray Television, Inc. Class A.....................   2,809 $    40,646
    Group 1 Automotive, Inc........................... 122,299  11,859,334
#   Guess?, Inc.......................................   4,058      88,830
    Harte-Hanks, Inc.................................. 169,377     794,378
    Haverty Furniture Cos., Inc....................... 108,607   2,408,903
    Haverty Furniture Cos., Inc. Class A..............     700      15,533
*   Helen of Troy, Ltd................................ 137,895  12,104,423
#*  hhgregg, Inc......................................  56,146     188,089
    Hooker Furniture Corp.............................  53,234   1,328,188
*   Horizon Global Corp...............................  48,029     601,323
*   Houghton Mifflin Harcourt Co......................   8,068     210,817
#*  Iconix Brand Group, Inc........................... 315,950   6,865,593
    International Speedway Corp. Class A.............. 125,710   4,308,082
    Interval Leisure Group, Inc.......................   1,116      23,793
*   Intrawest Resorts Holdings, Inc...................     388       3,868
*   Isle of Capri Casinos, Inc........................  95,360   1,739,366
#*  JAKKS Pacific, Inc................................  32,694     322,036
    Johnson Outdoors, Inc. Class A.................... 101,246   2,136,291
    Journal Media Group, Inc.......................... 107,214     867,361
*   K12, Inc..........................................   5,499      72,532
    Kirkland's, Inc...................................  53,915   1,470,801
*   Kona Grill, Inc...................................   1,474      28,065
    La-Z-Boy, Inc..................................... 230,103   5,844,616
#*  Lakeland Industries, Inc..........................  29,627     311,084
#*  Lands' End, Inc...................................     368       8,677
*   LeapFrog Enterprises, Inc.........................   2,168       2,035
    Lear Corp......................................... 124,888  12,997,094
    Lennar Corp. Class B..............................  58,931   2,584,714
*   Liberty TripAdvisor Holdings, Inc. Class A........  41,724   1,222,096
*   Liberty Ventures Series A.........................  23,715     983,698
    Lifetime Brands, Inc..............................  63,921     929,411
    Lincoln Educational Services Corp.................   2,664       3,916
    Lithia Motors, Inc. Class A.......................  73,939   8,849,759
*   Live Nation Entertainment, Inc.................... 420,786  11,033,009
*   Loral Space & Communications, Inc.................  21,734   1,376,849
*   Luby's, Inc....................................... 132,783     643,998
#*  M/I Homes, Inc....................................  95,252   2,388,920
*   Madison Square Garden Co. (The) Class A...........  96,559   8,053,021
    Marcus Corp. (The)................................ 108,304   2,270,052
#*  MarineMax, Inc.................................... 127,066   2,294,812
    Marriott Vacations Worldwide Corp.................  69,670   5,824,412
*   Martha Stewart Living Omnimedia, Inc. Class A.....   8,504      51,619
*   McClatchy Co. (The) Class A....................... 232,616     188,419
#   MDC Holdings, Inc................................. 110,711   3,305,830
#*  Media General, Inc................................ 108,686   1,724,847
    Men's Wearhouse, Inc. (The)....................... 238,818  14,214,447
    Meredith Corp.....................................  49,457   2,369,979
*   Meritage Homes Corp...............................  78,899   3,558,345
*   Modine Manufacturing Co........................... 147,459   1,493,760
*   Monarch Casino & Resort, Inc......................   7,104     132,205
*   Motorcar Parts of America, Inc....................  56,988   1,688,554
    Movado Group, Inc................................. 105,959   2,683,941
*   Murphy USA, Inc...................................  25,684   1,406,456

                                     1385

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
             NACCO Industries, Inc. Class A..............    25,083 $ 1,273,464
             Nathan's Famous, Inc........................     8,610     264,499
*            Nautilus, Inc...............................    32,258     681,612
*            New York & Co., Inc.........................   121,740     273,915
#            New York Times Co. (The) Class A............    50,454     667,002
*            Norwegian Cruise Line Holdings, Ltd.........    44,108   2,753,221
*            Office Depot, Inc........................... 1,398,222  11,185,776
*            P&F Industries, Inc. Class A................     2,025      17,395
#*           Pacific Sunwear of California, Inc..........   227,171     145,617
             Penske Automotive Group, Inc................   236,701  12,781,854
*            Pep Boys-Manny, Moe & Jack (The)............   171,425   2,031,386
*            Perfumania Holdings, Inc....................    27,270     152,985
*            Perry Ellis International, Inc..............    81,166   1,955,289
*            Pinnacle Entertainment, Inc.................    45,175   1,739,238
             PulteGroup, Inc.............................   529,187  10,964,755
             PVH Corp....................................    16,256   1,886,346
#*           Quiksilver, Inc.............................   136,359      62,534
#*           Radio One, Inc. Class D.....................    50,923     124,252
*            RCI Hospitality Holdings, Inc...............    49,664     554,250
*            Reading International, Inc. Class A.........     3,679      43,339
(degrees)#*  Reading International, Inc. Class B.........     6,238     103,052
*            Red Lion Hotels Corp........................    93,026     757,232
*            Red Robin Gourmet Burgers, Inc..............    59,273   5,432,370
*            Regis Corp..................................   179,452   2,625,383
             Remy International, Inc.....................     6,739     199,474
             Rent-A-Center, Inc..........................   244,102   6,539,493
             Rocky Brands, Inc...........................    37,738     685,322
*            Ruby Tuesday, Inc...........................   212,129   1,557,027
#            Ryland Group, Inc. (The)....................    62,514   2,842,512
#            Saga Communications, Inc. Class A...........    34,254   1,387,287
             Salem Media Group, Inc. Class A.............    50,625     325,519
#            Scholastic Corp.............................   140,916   6,072,070
#            SeaWorld Entertainment, Inc.................    11,302     195,977
#            Service Corp. International.................   469,211  14,315,628
*            Shiloh Industries, Inc......................   183,281   2,067,410
             Shoe Carnival, Inc..........................   115,172   3,260,519
#*           Shutterfly, Inc.............................    44,736   1,934,832
*            Sizmek, Inc.................................    49,490     384,042
*            Skechers U.S.A., Inc. Class A...............   187,114  28,151,301
*            Skullcandy, Inc.............................    11,475      83,882
*            Skyline Corp................................    29,726      97,204
             Sonic Automotive, Inc. Class A..............    22,814     531,338
*            Spanish Broadcasting System, Inc. Class A...     4,503      31,071
             Spartan Motors, Inc.........................   135,702     602,517
             Speedway Motorsports, Inc...................   201,027   4,211,516
             Stage Stores, Inc...........................   159,243   2,802,677
#            Standard Motor Products, Inc................   123,563   4,518,699
#*           Standard Pacific Corp.......................   116,818   1,050,194
*            Stanley Furniture Co., Inc..................    57,224     175,105
             Stein Mart, Inc.............................   124,540   1,269,063
*            Steiner Leisure, Ltd........................       857      49,449
*            Stoneridge, Inc.............................    67,036     815,828
#            Strattec Security Corp......................    16,028   1,126,608

                                     1386

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Discretionary -- (Continued)
    Superior Industries International, Inc............   138,538 $  2,344,063
    Superior Uniform Group, Inc.......................    78,672    1,512,863
    Sypris Solutions, Inc.............................    27,793       34,741
*   Systemax, Inc.....................................   245,635    1,675,231
*   Tandy Leather Factory, Inc........................    45,822      388,571
    TEGNA, Inc........................................   412,001   12,001,589
    Thor Industries, Inc..............................     3,380      188,874
*   Tilly's, Inc. Class A.............................     3,472       31,422
    Time, Inc.........................................    81,729    1,824,191
*   Toll Brothers, Inc................................   303,775   11,822,923
*   Trans World Entertainment Corp....................    62,666      220,584
*   TRI Pointe Group, Inc.............................    30,268      447,966
#*  Tuesday Morning Corp..............................   189,888    1,781,149
*   Unifi, Inc........................................    94,608    2,919,603
*   Universal Electronics, Inc........................    25,611    1,327,674
#   Universal Technical Institute, Inc................     1,031        6,567
    Vail Resorts, Inc.................................    39,741    4,359,190
*   Vista Outdoor, Inc................................    37,881    1,786,847
#*  Vitamin Shoppe, Inc...............................    26,592      977,522
#*  VOXX International Corp...........................    93,384      747,072
*   WCI Communities, Inc..............................     1,706       43,059
#   Wendy's Co. (The)................................. 1,383,503   14,194,741
*   West Marine, Inc..................................   120,425    1,093,459
#   Weyco Group, Inc..................................    11,936      344,473
*   William Lyon Homes Class A........................     3,637       86,779
#   Wolverine World Wide, Inc.........................    79,425    2,328,741
*   Zagg, Inc.........................................     3,136       24,367
                                                                 ------------
Total Consumer Discretionary..........................            595,663,883
                                                                 ------------
Consumer Staples -- (2.9%)
#   Alico, Inc........................................     8,414      377,115
*   Alliance One International, Inc...................    21,783      492,296
    Andersons, Inc. (The).............................   126,005    4,699,987
#*  Boulder Brands, Inc...............................   264,860    2,206,284
*   Bridgford Foods Corp..............................     2,376       21,146
#   Cal-Maine Foods, Inc..............................     6,788      367,638
#   Casey's General Stores, Inc.......................    17,471    1,785,798
*   CCA Industries, Inc...............................     9,592       24,172
*   Central Garden & Pet Co...........................    68,266      627,365
*   Central Garden & Pet Co. Class A..................   176,558    1,779,705
#   Coca-Cola Bottling Co. Consolidated...............     5,966      966,492
#*  Craft Brew Alliance, Inc..........................    90,069      930,413
*   Darling Ingredients, Inc..........................    74,519      957,569
    Dean Foods Co.....................................    74,913    1,333,451
*   Diamond Foods, Inc................................     3,829      123,715
    Edgewell Personal Care Co.........................    12,003    1,148,807
*   Energizer Holdings, Inc...........................    12,003      462,236
*   Farmer Bros Co....................................    54,622    1,292,357
#   Fresh Del Monte Produce, Inc......................   253,809   10,030,532
    Golden Enterprises, Inc...........................    27,634      115,510
#*  Hain Celestial Group, Inc. (The)..................   181,064   12,308,731
*   HRG Group, Inc....................................     8,796      125,343
    Ingles Markets, Inc. Class A......................    64,005    2,962,151

                                     1387

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
    Ingredion, Inc.................................... 173,437 $ 15,297,143
    Inter Parfums, Inc................................  10,013      304,295
    J&J Snack Foods Corp..............................     800       94,688
#   John B. Sanfilippo & Son, Inc.....................  47,866    2,488,553
*   Landec Corp....................................... 114,200    1,524,570
    Limoneira Co......................................     500       10,295
*   Mannatech, Inc....................................   8,479      146,687
    MGP Ingredients, Inc..............................  75,349    1,112,905
*   Natural Alternatives International, Inc...........   9,338       56,075
*   Nutraceutical International Corp..................  63,201    1,527,568
    Oil-Dri Corp. of America..........................  28,763      755,316
*   Omega Protein Corp................................ 123,884    1,761,630
#   Orchids Paper Products Co.........................  16,397      413,860
    Pinnacle Foods, Inc............................... 183,369    8,242,437
#*  Post Holdings, Inc................................ 135,727    7,293,969
*   Primo Water Corp..................................   3,744       23,774
#   Sanderson Farms, Inc..............................  30,733    2,213,083
*   Seaboard Corp.....................................   2,639    9,170,525
*   Seneca Foods Corp. Class A........................  30,926      902,730
*   Seneca Foods Corp. Class B........................   1,786       57,813
#   Snyder's-Lance, Inc...............................  26,563      863,829
    SpartanNash Co.................................... 230,863    7,436,097
    Spectrum Brands Holdings, Inc.....................  55,368    5,866,240
#*  TreeHouse Foods, Inc..............................  45,157    3,701,068
#   Universal Corp.................................... 108,949    6,215,540
    Village Super Market, Inc. Class A................  16,501      473,249
    Weis Markets, Inc.................................  47,949    2,022,009
                                                               ------------
Total Consumer Staples................................          125,114,761
                                                               ------------
Energy -- (4.4%)
*   Abraxas Petroleum Corp............................   9,100       17,108
    Adams Resources & Energy, Inc.....................  23,737    1,133,916
#   Alon USA Energy, Inc.............................. 159,753    2,973,003
#*  Approach Resources, Inc...........................  75,306      292,940
#   Atwood Oceanics, Inc..............................   6,145      127,816
*   Barnwell Industries, Inc..........................  24,887       58,236
#*  Basic Energy Services, Inc........................ 159,165      961,357
#*  Bonanza Creek Energy, Inc.........................  74,310      580,361
#   Bristow Group, Inc................................ 174,943    7,881,182
#*  C&J Energy Services, Ltd..........................  33,286      321,210
#   California Resources Corp.........................  18,945       80,137
#*  Callon Petroleum Co............................... 112,099      733,127
#*  Carrizo Oil & Gas, Inc............................  29,149    1,111,451
#*  Clayton Williams Energy, Inc......................   4,143      166,880
#*  Cloud Peak Energy, Inc............................  86,854      276,196
#   Comstock Resources, Inc...........................  87,873      110,720
*   Contango Oil & Gas Co.............................  20,887      191,743
#   CVR Energy, Inc...................................   9,979      381,497
*   Dawson Geophysical Co.............................  58,301      240,783
    Delek US Holdings, Inc............................ 149,594    5,336,018
    DHT Holdings, Inc.................................  49,926      396,912
#   Diamond Offshore Drilling, Inc....................  21,985      482,571
#   EnLink Midstream LLC.............................. 137,887    3,716,055

                                     1388

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
#*  EP Energy Corp. Class A...........................  65,463 $   547,925
*   Era Group, Inc....................................  71,064   1,203,114
    Exterran Holdings, Inc............................ 320,367   7,941,898
*   Forum Energy Technologies, Inc....................  33,840     517,075
#   GasLog, Ltd.......................................     559       8,676
#*  Gastar Exploration, Inc...........................  21,599      36,718
#   Green Plains, Inc................................. 135,748   3,047,543
    Gulf Island Fabrication, Inc......................  66,673     760,739
#   Gulfmark Offshore, Inc. Class A................... 113,734   1,071,374
*   Gulfport Energy Corp..............................  11,291     369,893
#*  Harvest Natural Resources, Inc.................... 161,023     173,905
*   Helix Energy Solutions Group, Inc................. 562,740   4,710,134
#   Helmerich & Payne, Inc............................  64,117   3,702,116
*   HKN, Inc..........................................   1,381      62,145
    HollyFrontier Corp................................ 198,014   9,556,156
#*  Hornbeck Offshore Services, Inc................... 164,640   2,996,448
*   Jones Energy, Inc. Class A........................   1,141       8,033
#*  Laredo Petroleum Holdings, Inc....................  32,586     279,262
#   LinnCo LLC........................................  79,112     308,537
#*  Matador Resources Co..............................  88,583   1,951,483
*   Matrix Service Co.................................  54,894   1,063,846
#*  McDermott International, Inc......................  19,911      87,608
*   Mexco Energy Corp.................................   7,515      17,735
*   Mitcham Industries, Inc...........................  60,906     251,542
    Nabors Industries, Ltd............................ 418,885   4,863,255
*   Natural Gas Services Group, Inc...................  67,821   1,364,559
*   Newfield Exploration Co........................... 379,766  12,452,527
#*  Newpark Resources, Inc............................ 389,467   2,815,846
#   Noble Corp. P.L.C.................................  89,469   1,069,155
    Noble Energy, Inc.................................   5,553     195,625
#*  Northern Oil and Gas, Inc.........................  49,133     233,873
#*  Oasis Petroleum, Inc..............................  11,680     112,478
*   Oil States International, Inc.....................  34,535   1,039,849
#*  Overseas Shipholding Group, Inc...................   5,455      19,638
#   Panhandle Oil and Gas, Inc. Class A...............     700      12,474
*   Parker Drilling Co................................ 577,643   1,467,213
    Patterson-UTI Energy, Inc......................... 473,266   7,801,790
#   PBF Energy, Inc. Class A.......................... 117,846   3,720,398
#*  PDC Energy, Inc................................... 106,340   4,992,663
#*  Penn Virginia Corp................................ 124,507     166,839
*   PHI, Inc.(69336T106)..............................     787      23,405
*   PHI, Inc.(69336T205)..............................  94,842   2,629,969
*   Pioneer Energy Services Corp...................... 289,674   1,060,207
#*  Renewable Energy Group, Inc.......................  27,932     284,906
#*  REX American Resources Corp.......................  43,724   2,257,907
#*  Rex Energy Corp...................................   8,600      19,264
    Rowan Cos. P.L.C. Class A......................... 165,969   2,859,646
#   RPC, Inc..........................................  11,211     137,895
*   RSP Permian, Inc..................................   6,722     166,706
#   Scorpio Tankers, Inc.............................. 283,624   3,046,122
#*  SEACOR Holdings, Inc..............................  76,006   4,801,299
    SemGroup Corp. Class A............................  23,770   1,689,809
#   Ship Finance International, Ltd...................  53,723     898,786

                                     1389

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
    SM Energy Co......................................  87,034 $  3,226,350
    Superior Energy Services, Inc..................... 269,443    4,580,531
#*  Swift Energy Co................................... 145,159      106,140
#*  Synergy Resources Corp............................   2,787       27,118
#   Teekay Corp.......................................  74,600    2,671,426
    Tesco Corp........................................  42,053      403,709
    Tesoro Corp....................................... 188,344   18,333,405
*   TETRA Technologies, Inc........................... 104,451      497,187
#*  Triangle Petroleum Corp........................... 174,397      647,013
*   Unit Corp......................................... 117,085    2,310,087
#*  Vaalco Energy, Inc................................   6,484        8,559
#   W&T Offshore, Inc.................................  16,805       63,355
    Western Refining, Inc............................. 378,467   16,713,103
*   Whiting Petroleum Corp............................ 223,115    4,571,626
*   Willbros Group, Inc............................... 148,429      120,227
#   World Fuel Services Corp..........................   5,085      206,705
#*  WPX Energy, Inc...................................  44,328      385,654
                                                               ------------
Total Energy..........................................          185,321,422
                                                               ------------
Financials -- (25.4%)
*   1st Constitution Bancorp..........................     824        9,525
    1st Source Corp................................... 206,095    7,005,169
    Access National Corp..............................  12,288      238,510
    Alexander & Baldwin, Inc.......................... 199,071    7,514,930
*   Alleghany Corp....................................  20,085    9,763,921
    Alliance Bancorp, Inc. of Pennsylvania............   2,169       51,253
    Allied World Assurance Co. Holdings AG............ 454,224   19,195,506
#*  Ambac Financial Group, Inc........................  53,870      864,075
    Ameriana Bancorp..................................     645       14,377
    American Equity Investment Life Holding Co........ 349,240   10,316,550
    American Financial Group, Inc..................... 370,385   25,538,046
*   American Independence Corp........................   4,603       47,227
#   American National Bankshares, Inc.................  15,485      366,685
    American National Insurance Co....................  41,466    4,434,789
*   American River Bankshares.........................   8,728       87,891
    Ameris Bancorp....................................  72,601    1,960,953
    AMERISAFE, Inc....................................  88,937    4,451,297
    AmeriServ Financial, Inc.......................... 182,092      611,829
#*  Arch Capital Group, Ltd........................... 119,597    8,534,442
    Argo Group International Holdings, Ltd............ 171,838    9,688,226
    Arrow Financial Corp..............................   1,154       31,781
    Aspen Insurance Holdings, Ltd..................... 254,728   12,249,870
    Associated Banc-Corp.............................. 376,043    7,411,808
    Assurant, Inc..................................... 319,133   23,807,322
    Assured Guaranty, Ltd............................. 443,839   10,856,302
*   Asta Funding, Inc.................................  54,947      458,807
    Astoria Financial Corp............................ 282,678    4,274,091
    Atlantic American Corp............................   9,523       35,235
*   Atlanticus Holdings Corp..........................  57,981      227,286
    Auburn National Bancorporation, Inc...............     513       13,759
#*  AV Homes, Inc.....................................  53,958      796,960
    Axis Capital Holdings, Ltd........................ 302,382   17,405,108
    Baldwin & Lyons, Inc. Class A.....................     276        6,547

                                     1390

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class B.....................    58,678 $ 1,368,371
    Banc of California, Inc...........................    14,448     175,254
    Bancfirst Corp....................................     5,568     354,180
    Bancorp of New Jersey, Inc........................       541       6,167
#*  Bancorp, Inc. (The)...............................    80,687     673,736
#   BancorpSouth, Inc.................................   216,669   5,475,226
    Bank Mutual Corp..................................   200,119   1,454,865
    Bank of Commerce Holdings.........................     2,036      11,788
#   Bank of the Ozarks, Inc...........................     5,006     220,865
    BankFinancial Corp................................   120,428   1,455,975
    Banner Corp.......................................    42,187   2,010,632
    Bar Harbor Bankshares.............................    20,276     695,467
    BBCN Bancorp, Inc.................................   192,692   2,957,822
*   BBX Capital Corp. Class A.........................       329       5,254
    BCB Bancorp, Inc..................................     9,368     108,294
*   Bear State Financial, Inc.........................    10,528      96,331
*   Beneficial Bancorp, Inc...........................    10,537     135,506
    Berkshire Bancorp, Inc............................     2,534      19,955
    Berkshire Hills Bancorp, Inc......................   135,562   3,944,854
#*  BofI Holding, Inc.................................    56,878   6,987,462
#   BOK Financial Corp................................    21,702   1,442,315
    Boston Private Financial Holdings, Inc............   246,430   3,100,089
#   Bridge Bancorp, Inc...............................     1,743      45,074
    Brookline Bancorp, Inc............................   208,294   2,347,473
    Bryn Mawr Bank Corp...............................    12,675     365,547
    C&F Financial Corp................................     3,142     119,396
    Calamos Asset Management, Inc. Class A............    27,968     335,896
    California First National Bancorp.................    17,918     242,251
#   Camden National Corp..............................    24,991   1,006,138
    Cape Bancorp, Inc.................................    10,245     108,699
*   Capital Bank Financial Corp. Class A..............     3,779     113,257
    Capital City Bank Group, Inc......................    37,417     577,718
    Capitol Federal Financial, Inc....................   215,347   2,588,471
    Cardinal Financial Corp...........................   123,698   2,889,585
*   Cascade Bancorp...................................   141,007     727,596
#   Cash America International, Inc...................    76,482   2,120,846
    Cathay General Bancorp............................   299,120   9,604,743
    Centerstate Banks, Inc............................    22,936     319,728
    Central Pacific Financial Corp....................    31,717     738,689
    Century Bancorp, Inc. Class A.....................     3,160     131,614
    Chemical Financial Corp...........................    82,472   2,717,452
    Chicopee Bancorp, Inc.............................     8,359     138,341
#   Cincinnati Financial Corp.........................    93,979   5,188,581
    CIT Group, Inc....................................    77,304   3,636,380
    Citizens Community Bancorp, Inc...................    29,400     267,834
    Citizens Holding Co...............................     1,122      22,519
#*  Citizens, Inc.....................................   167,031   1,130,800
#   City Holding Co...................................     9,868     475,835
#   Clifton Bancorp, Inc..............................     4,346      59,106
    CNB Financial Corp................................     1,243      21,603
    CNO Financial Group, Inc.......................... 1,216,884  21,709,211
    CoBiz Financial, Inc..............................   131,357   1,680,056
    Codorus Valley Bancorp, Inc.......................     5,307     109,696

                                     1391

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#*  Colony Bankcorp, Inc..............................   4,653 $    41,598
    Columbia Banking System, Inc...................... 124,991   4,098,455
    Commercial National Financial Corp................     959      22,728
#   Community Bank System, Inc........................ 100,928   3,858,477
    Community Trust Bancorp, Inc......................  31,069   1,087,726
    Community West Bancshares.........................  16,252     108,888
    ConnectOne Bancorp, Inc...........................  42,304     903,613
#   Consolidated-Tomoka Land Co.......................   3,222     186,650
*   Consumer Portfolio Services, Inc..................  70,475     425,669
#*  Cowen Group, Inc. Class A......................... 236,383   1,335,564
*   Customers Bancorp, Inc............................  12,456     313,268
#   CVB Financial Corp................................  97,529   1,727,239
    Dime Community Bancshares, Inc....................  49,044     833,748
    Donegal Group, Inc. Class A.......................  72,219   1,073,897
    Donegal Group, Inc. Class B.......................   6,424     127,870
*   E*TRADE Financial Corp............................ 675,869  19,208,197
*   Eagle Bancorp, Inc................................     585      25,974
    East West Bancorp, Inc............................     850      38,046
    Eastern Virginia Bankshares, Inc..................   9,379      59,088
    EMC Insurance Group, Inc.......................... 212,635   5,128,756
    Employers Holdings, Inc...........................  62,155   1,491,720
#*  Encore Capital Group, Inc.........................  86,358   3,714,258
    Endurance Specialty Holdings, Ltd................. 206,632  14,358,858
*   Enstar Group, Ltd.................................   3,501     560,125
#   Enterprise Bancorp, Inc...........................   7,556     166,005
    Enterprise Financial Services Corp................  36,742     886,584
    ESSA Bancorp, Inc.................................  21,306     273,782
    Evans Bancorp, Inc................................   8,434     204,525
    EverBank Financial Corp........................... 142,785   2,847,133
    Everest Re Group, Ltd............................. 104,016  19,047,410
#*  Ezcorp, Inc. Class A..............................  35,898     254,517
*   Farmers Capital Bank Corp.........................   3,854      98,585
    FBL Financial Group, Inc. Class A................. 127,105   7,246,256
    Federal Agricultural Mortgage Corp. Class A.......   2,471      66,717
    Federal Agricultural Mortgage Corp. Class C.......  43,772   1,170,901
    Federated National Holding Co.....................  55,257   1,303,513
    Fidelity Southern Corp............................  33,265     646,672
    Financial Institutions, Inc.......................  25,514     626,114
*   First Acceptance Corp............................. 101,596     303,772
#   First American Financial Corp..................... 291,331  11,822,212
*   First BanCorp(318672706).......................... 126,207     543,952
    First BanCorp(318910106)..........................  68,195   1,164,089
    First Bancorp, Inc................................  18,788     357,160
*   First Bancshares, Inc.............................   2,300      17,825
    First Bancshares, Inc. (The)......................     271       4,683
    First Busey Corp..................................  97,945     623,910
    First Business Financial Services, Inc............   2,294     100,363
    First Citizens BancShares, Inc. Class A...........  20,291   5,201,395
    First Commonwealth Financial Corp................. 338,578   3,114,918
    First Community Bancshares, Inc...................  39,339     699,841
    First Connecticut Bancorp, Inc....................   2,083      33,578
    First Defiance Financial Corp.....................  36,856   1,417,113
    First Federal of Northern Michigan Bancorp, Inc...   5,000      30,850

                                     1392

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
            First Financial Bancorp......................  84,560 $ 1,607,486
            First Financial Corp.........................  58,683   1,947,102
            First Financial Northwest, Inc............... 111,813   1,389,836
#           First Horizon National Corp.................. 119,916   1,900,669
            First Interstate Bancsystem, Inc.............  34,455     955,437
            First Merchants Corp......................... 196,116   5,104,899
            First Midwest Bancorp, Inc................... 241,942   4,541,251
*           First NBC Bank Holding Co....................   5,983     228,551
            First Niagara Financial Group, Inc........... 142,052   1,379,325
(degrees)*  First Place Financial Corp................... 114,087           4
            First South Bancorp, Inc.....................     967       7,707
*           First United Corp............................   6,083      51,219
            First West Virginia Bancorp, Inc.............     843      17,113
            FirstMerit Corp.............................. 344,666   6,459,041
*           Flagstar Bancorp, Inc........................  32,932     668,520
            Flushing Financial Corp...................... 119,416   2,479,076
            FNB Corp..................................... 402,642   5,552,433
            FNF Group....................................  91,432   3,574,077
*           FNFV Group...................................  30,474     443,701
*           Forest City Enterprises, Inc. Class A........  71,891   1,678,655
#*          Forestar Group, Inc..........................  43,423     555,814
            Fox Chase Bancorp, Inc.......................  19,983     341,110
*           FRP Holdings, Inc............................  26,146     771,568
            Fulton Financial Corp........................ 390,259   5,057,757
            Gain Capital Holdings, Inc...................   6,655      46,452
*           Genworth Financial, Inc. Class A............. 525,160   3,681,372
            German American Bancorp, Inc.................  61,710   1,796,378
            Glacier Bancorp, Inc.........................  96,905   2,723,030
*           Global Indemnity P.L.C.......................  60,021   1,659,581
            Great Southern Bancorp, Inc..................  26,760   1,110,540
#*          Green Dot Corp. Class A......................  33,327     690,535
*           Greenlight Capital Re, Ltd. Class A..........  31,898     887,402
#           Griffin Industrial Realty, Inc...............   9,402     294,847
            Guaranty Bancorp.............................  48,696     780,597
            Guaranty Federal Bancshares, Inc.............  14,051     207,674
*           Hallmark Financial Services, Inc............. 105,817   1,130,126
            Hancock Holding Co...........................  78,649   2,298,124
            Hanmi Financial Corp.........................  61,466   1,555,704
            Hanover Insurance Group, Inc. (The).......... 140,426  11,353,442
            Harleysville Savings Financial Corp..........   1,426      26,238
            Hawthorn Bancshares, Inc.....................   9,493     132,237
            HCC Insurance Holdings, Inc.................. 117,091   9,034,742
#           HCI Group, Inc...............................  30,002   1,346,490
            Heartland Financial USA, Inc.................  10,901     410,750
            Heritage Commerce Corp.......................  59,091     655,319
            Heritage Financial Corp......................  29,180     516,486
            HF Financial Corp............................  12,333     191,408
*           Hilltop Holdings, Inc........................ 260,838   5,490,640
            Hingham Institution for Savings..............   1,253     151,626
*           HMN Financial, Inc...........................  24,144     282,485
#           Home Bancorp, Inc............................   5,323     128,976
*           HomeStreet, Inc..............................  10,288     232,612
*           HomeTrust Bancshares, Inc....................   1,520      26,053

                                     1393

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    HopFed Bancorp, Inc...............................  28,833 $   335,328
    Horace Mann Educators Corp........................ 251,498   8,862,790
    Horizon Bancorp...................................   9,654     234,206
    Hudson City Bancorp, Inc.......................... 211,602   2,181,617
    Huntington Bancshares, Inc........................   1,986      23,177
    Iberiabank Corp...................................  76,017   4,906,897
#*  Imperial Holdings, Inc............................   4,306      24,329
    Independence Holding Co...........................  50,444     659,808
    Independent Bank Corp.(453836108).................  66,239   3,203,318
    Independent Bank Corp.(453838609).................  43,229     616,446
    Infinity Property & Casualty Corp.................  91,923   7,124,952
    Interactive Brokers Group, Inc. Class A...........  60,692   2,436,784
    International Bancshares Corp..................... 161,125   4,339,096
*   INTL. FCStone, Inc................................  22,176     646,652
    Investment Technology Group, Inc.................. 137,565   2,799,448
    Investors Bancorp, Inc............................ 201,240   2,451,103
    Investors Title Co................................   7,764     552,952
#   Janus Capital Group, Inc.......................... 430,097   7,044,989
*   KCG Holdings, Inc. Class A........................  76,418     811,559
    Kemper Corp....................................... 237,578   9,199,020
    Kentucky First Federal Bancorp....................     496       4,166
    Lake Shore Bancorp, Inc...........................   1,066      14,204
    Lake Sunapee Bank Group...........................  16,158     240,754
    Lakeland Bancorp, Inc............................. 136,571   1,543,252
    Lakeland Financial Corp...........................  22,403     953,024
    Landmark Bancorp, Inc.............................   2,689      72,280
    LegacyTexas Financial Group, Inc..................  46,007   1,398,153
    Legg Mason, Inc................................... 349,011  17,220,203
#*  LendingTree, Inc..................................  24,085   1,997,128
    Leucadia National Corp............................  74,210   1,745,419
    LNB Bancorp, Inc..................................  50,800     944,880
    Louisiana Bancorp, Inc............................   4,919     118,400
    Macatawa Bank Corp................................ 127,574     690,175
    Madison County Financial, Inc.....................     700      14,140
*   Magyar Bancorp, Inc...............................   6,751      70,379
#   Maiden Holdings, Ltd.............................. 181,227   2,997,495
    MainSource Financial Group, Inc................... 118,760   2,599,656
*   Malvern Bancorp, Inc..............................     743      11,242
*   Markel Corp.......................................   2,511   2,234,162
    Marlin Business Services Corp.....................  61,664     979,841
    MB Financial, Inc................................. 211,236   7,203,148
*   MBIA, Inc......................................... 613,326   3,649,290
*   MBT Financial Corp................................  54,563     318,648
    Mercantile Bank Corp..............................  38,174     786,384
    Merchants Bancshares, Inc.........................  13,907     439,461
#   Mercury General Corp..............................  13,235     747,116
*   Meridian Bancorp, Inc.............................  31,897     415,937
    Meta Financial Group, Inc.........................  10,537     532,751
    Metro Bancorp, Inc................................  65,882   1,612,133
#*  MGIC Investment Corp.............................. 394,009   4,361,680
    Mid Penn Bancorp, Inc.............................     262       4,292
    MidSouth Bancorp, Inc.............................  38,730     540,283
    MidWestOne Financial Group, Inc...................  16,967     549,561

                                     1394

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   Montpelier Re Holdings, Ltd....................... 301,072 $12,840,721
#*  MSB Financial Corp................................   3,419      40,003
    MutualFirst Financial, Inc........................  17,676     417,507
    NASDAQ OMX Group, Inc. (The)...................... 421,145  21,491,029
    National Bank Holdings Corp. Class A..............  23,332     504,904
#   National Interstate Corp..........................  48,648   1,228,848
    National Penn Bancshares, Inc..................... 364,038   3,902,487
    National Security Group, Inc. (The)...............     193       2,731
    National Western Life Insurance Co. Class A.......   5,667   1,365,690
*   Naugatuck Valley Financial Corp...................   1,247      13,343
    Navient Corp......................................  69,326   1,088,418
*   Navigators Group, Inc. (The)......................  76,756   6,000,784
    NBT Bancorp, Inc..................................  33,265     899,153
    Nelnet, Inc. Class A.............................. 109,310   4,305,721
#   New York Community Bancorp, Inc................... 936,695  17,825,306
    NewBridge Bancorp.................................  52,916     466,190
*   NewStar Financial, Inc............................ 217,583   2,517,435
*   Nicholas Financial, Inc...........................   4,160      54,454
    Northeast Bancorp.................................     522       5,387
    Northeast Community Bancorp, Inc..................  50,944     384,627
    Northfield Bancorp, Inc...........................  51,276     772,217
    Northrim BanCorp, Inc.............................  24,258     613,485
    Northwest Bancshares, Inc......................... 176,836   2,244,049
    Norwood Financial Corp............................   2,565      78,617
    Ocean Shore Holding Co............................   3,278      49,137
    OceanFirst Financial Corp.........................  32,466     569,129
#*  Ocwen Financial Corp..............................  81,073     683,445
    OFG Bancorp....................................... 150,301   1,211,426
    Ohio Valley Banc Corp.............................   1,614      36,751
    Old Line Bancshares, Inc..........................   2,048      32,399
    Old National Bancorp.............................. 218,788   3,148,359
    Old Republic International Corp................... 703,034  11,761,759
*   Old Second Bancorp, Inc...........................  56,217     365,973
    OneBeacon Insurance Group, Ltd. Class A...........  73,090   1,059,805
    Oneida Financial Corp.............................     801      16,581
    Oppenheimer Holdings, Inc. Class A................   6,980     158,446
    Oritani Financial Corp............................  52,994     832,536
    Pacific Continental Corp..........................  29,261     388,586
*   Pacific Mercantile Bancorp........................  58,804     434,562
*   Pacific Premier Bancorp, Inc......................  15,952     303,248
#   PacWest Bancorp................................... 260,853  12,074,885
    Park Sterling Corp................................  90,477     655,053
    PartnerRe, Ltd.................................... 163,753  22,263,858
*   Patriot National Bancorp, Inc.....................     720      12,226
    Peapack Gladstone Financial Corp..................  27,286     605,749
#   Penns Woods Bancorp, Inc..........................     451      19,366
#   People's United Financial, Inc.................... 830,491  13,512,089
    Peoples Bancorp of North Carolina, Inc............   4,643      85,245
    Peoples Bancorp, Inc..............................  55,219   1,161,808
*   PHH Corp.......................................... 248,844   6,211,146
#*  Phoenix Cos., Inc. (The)..........................  26,303     362,981
*   PICO Holdings, Inc................................  74,713     921,211
    Pinnacle Financial Partners, Inc.................. 146,960   7,802,106

                                     1395

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
*   Piper Jaffray Cos.................................  42,749 $ 1,917,293
*   Popular, Inc......................................  73,326   2,245,242
    Preferred Bank....................................  16,923     533,413
    Premier Financial Bancorp, Inc....................  18,117     273,748
#   Primerica, Inc....................................  65,003   2,940,086
    PrivateBancorp, Inc............................... 122,799   5,076,511
    ProAssurance Corp................................. 100,392   4,847,930
    Prosperity Bancshares, Inc........................  46,504   2,538,653
    Provident Financial Holdings, Inc.................  26,149     420,737
    Provident Financial Services, Inc................. 227,791   4,469,259
#   Prudential Bancorp, Inc...........................     156       2,295
    Pulaski Financial Corp............................  44,928     580,919
    QC Holdings, Inc.................................. 104,573     246,792
    QCR Holdings, Inc.................................   2,605      56,164
#   Radian Group, Inc................................. 439,207   8,107,761
    Reinsurance Group of America, Inc................. 235,808  22,760,188
#   RenaissanceRe Holdings, Ltd....................... 129,437  13,888,590
    Renasant Corp..................................... 137,344   4,415,610
    Republic Bancorp, Inc. Class A....................  13,137     330,396
#*  Republic First Bancorp, Inc.......................   4,394      15,291
    Resource America, Inc. Class A....................  89,599     723,960
    Riverview Bancorp, Inc............................  33,968     147,081
#   RLI Corp..........................................  74,578   4,118,943
*   Royal Bancshares of Pennsylvania, Inc. Class A....   5,264      10,054
    S&T Bancorp, Inc..................................  85,632   2,647,741
#*  Safeguard Scientifics, Inc........................  70,916   1,302,018
    Safety Insurance Group, Inc.......................  70,391   4,081,974
    Salisbury Bancorp, Inc............................     490      14,641
    Sandy Spring Bancorp, Inc.........................  95,300   2,605,502
    SB Financial Group, Inc...........................   1,320      14,599
*   Seacoast Banking Corp. of Florida.................   4,533      67,768
*   Security National Financial Corp. Class A.........   5,016      38,974
*   Select Bancorp, Inc...............................   6,103      48,214
    Selective Insurance Group, Inc.................... 222,371   6,851,251
*   Shore Bancshares, Inc.............................   7,514      70,857
    SI Financial Group, Inc...........................  19,230     229,606
    Sierra Bancorp....................................   7,365     122,259
    Simmons First National Corp. Class A.............. 115,564   5,252,384
    South State Corp..................................  61,821   4,804,728
#*  Southcoast Financial Corp.........................  19,116     179,499
*   Southern First Bancshares, Inc....................  14,863     297,855
    Southern Missouri Bancorp, Inc....................   2,162      40,819
#   Southern National Bancorp of Virginia, Inc........   1,185      13,699
    Southside Bancshares, Inc.........................  50,734   1,386,053
    Southwest Bancorp, Inc............................  85,900   1,505,827
    Southwest Georgia Financial Corp..................     731      10,676
    StanCorp Financial Group, Inc.....................  97,902  11,162,786
    State Auto Financial Corp......................... 163,545   3,957,789
#   State Bank Financial Corp.........................   6,766     137,012
    Sterling Bancorp.................................. 230,525   3,432,517
    Stewart Information Services Corp.................  63,392   2,606,679
    Stock Yards Bancorp, Inc..........................     500      18,430
*   Stratus Properties, Inc...........................  42,734     645,283

                                     1396

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   Suffolk Bancorp...................................  62,080 $ 1,789,146
#*  Sun Bancorp, Inc..................................  14,450     301,861
    Susquehanna Bancshares, Inc....................... 734,791  10,434,032
    Sussex Bancorp....................................   7,441      90,408
    Symetra Financial Corp............................ 250,533   6,273,346
    Synovus Financial Corp............................ 320,536  10,103,295
    Talmer Bancorp, Inc. Class A......................   3,607      58,794
    TCF Financial Corp................................ 363,432   5,982,091
    Territorial Bancorp, Inc..........................   8,187     207,213
*   Texas Capital Bancshares, Inc.....................  30,071   1,772,385
    Timberland Bancorp, Inc...........................  59,392     634,900
#   Tompkins Financial Corp...........................  15,008     811,182
#   TowneBank.........................................  56,914   1,004,532
    Trico Bancshares..................................  36,438     903,298
#*  Trinity Place Holdings, Inc.......................  27,715     191,788
#*  TriState Capital Holdings, Inc....................   3,200      40,416
#   TrustCo Bank Corp. NY.............................  97,586     607,961
#   Trustmark Corp.................................... 145,478   3,497,291
#   UMB Financial Corp................................  65,074   3,567,357
#   Umpqua Holdings Corp.............................. 487,973   8,656,641
*   Unico American Corp...............................  35,600     331,792
    Union Bankshares Corp............................. 200,632   4,951,598
    United Bancshares, Inc............................     590       9,293
#   United Bankshares, Inc............................ 136,081   5,515,363
    United Community Bancorp..........................     870      11,963
    United Community Banks, Inc.......................  39,716     828,873
    United Community Financial Corp................... 251,131   1,295,836
    United Financial Bancorp, Inc..................... 141,505   1,908,902
    United Fire Group, Inc............................ 108,057   3,734,450
*   United Security Bancshares........................   1,577       7,995
    Unity Bancorp, Inc................................  24,614     241,709
#   Universal Insurance Holdings, Inc.................  49,436   1,355,535
    Univest Corp. of Pennsylvania.....................  18,582     370,339
    Validus Holdings, Ltd............................. 236,712  10,971,601
#   Valley National Bancorp........................... 131,487   1,304,351
    VSB Bancorp, Inc..................................   1,262      15,769
*   Walker & Dunlop, Inc..............................  50,612   1,212,157
    Washington Federal, Inc........................... 242,366   5,642,280
#   Washington Trust Bancorp, Inc.....................  17,053     678,198
#   Waterstone Financial, Inc.........................  12,567     162,240
    Wayne Savings Bancshares, Inc.....................   1,300      16,692
    Webster Financial Corp............................ 209,439   8,096,912
    WesBanco, Inc..................................... 204,893   6,806,545
    West Bancorporation, Inc..........................  90,568   1,768,793
#   Westamerica Bancorporation........................     551      26,988
*   Western Alliance Bancorp.......................... 109,770   3,713,519
    Westfield Financial, Inc.......................... 115,073     852,691
    White Mountains Insurance Group, Ltd..............     496     350,176
    Wilshire Bancorp, Inc............................. 178,254   2,071,311
    Wintrust Financial Corp........................... 176,339   9,508,199
#   WR Berkley Corp................................... 223,655  12,462,057
    WSFS Financial Corp...............................  24,072     691,107
    WVS Financial Corp................................   1,304      14,448

                                     1397

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Financials -- (Continued)
*   Yadkin Financial Corp.............................   9,029 $      193,762
#   Zions Bancorporation.............................. 531,110     16,565,321
                                                               --------------
Total Financials......................................          1,075,167,761
                                                               --------------
Health Care -- (6.9%)
    Aceto Corp........................................ 186,980      4,380,941
*   Acorda Therapeutics, Inc..........................   4,607        158,297
*   Addus HomeCare Corp...............................  60,958      1,654,400
#*  Affymetrix, Inc................................... 335,217      3,673,978
#*  Air Methods Corp..................................   5,698        224,444
#*  Albany Molecular Research, Inc.................... 175,487      3,709,795
*   Alere, Inc........................................ 177,374      8,622,150
*   Allied Healthcare Products, Inc...................  26,236         41,715
*   Allscripts Healthcare Solutions, Inc.............. 134,082      1,938,826
*   Almost Family, Inc................................  14,716        643,972
*   Alphatec Holdings, Inc............................  72,624         98,769
#*  Amedisys, Inc.....................................  97,525      4,255,016
*   American Shared Hospital Services.................   8,624         22,681
*   AMN Healthcare Services, Inc......................  66,419      1,954,711
*   Amsurg Corp....................................... 116,732      8,374,354
    Analogic Corp.....................................   7,392        595,426
*   AngioDynamics, Inc................................ 139,840      2,167,520
#*  Anika Therapeutics, Inc...........................  68,061      2,579,512
*   Arrhythmia Research Technology, Inc...............   1,132          7,211
*   Bio-Rad Laboratories, Inc. Class A................   5,100        768,774
#*  BioScrip, Inc..................................... 177,185        444,734
*   BioTelemetry, Inc................................. 104,382      1,276,592
*   Cambrex Corp...................................... 172,443      8,492,818
    Cantel Medical Corp............................... 162,405      8,912,786
*   Capital Senior Living Corp........................ 195,683      4,361,774
*   Community Health Systems, Inc..................... 287,877     16,843,683
    CONMED Corp....................................... 176,339     10,001,948
    Cooper Cos., Inc. (The)...........................   7,876      1,394,052
*   Cross Country Healthcare, Inc..................... 149,564      1,805,238
    CryoLife, Inc.....................................  55,811        611,130
#*  Cumberland Pharmaceuticals, Inc...................  75,105        467,904
*   Cutera, Inc.......................................  69,353      1,052,779
*   Cynosure, Inc. Class A............................  45,045      1,747,746
    Digirad Corp......................................  50,370        220,117
*   Emergent Biosolutions, Inc........................  62,319      2,045,933
    Ensign Group, Inc. (The)..........................   6,057        309,634
*   Enzo Biochem, Inc.................................  83,686        251,058
*   Exactech, Inc.....................................   6,397        127,812
#*  ExamWorks Group, Inc..............................  14,415        505,678
*   Five Star Quality Care, Inc....................... 116,835        528,094
*   Genesis Healthcare, Inc...........................  43,376        265,027
*   Greatbatch, Inc................................... 126,414      6,893,355
*   Haemonetics Corp..................................  67,402      2,696,754
#*  Halyard Health, Inc...............................  21,705        884,262
#*  Hanger, Inc.......................................  37,015        801,005
*   Harvard Apparatus Regenerative Technology, Inc....  34,762         39,629
*   Harvard Bioscience, Inc........................... 134,004        655,280
*   Health Net, Inc...................................  34,840      2,329,402

                                     1398

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
#*          Healthways, Inc.............................. 136,494 $ 1,728,014
            Hill-Rom Holdings, Inc.......................  43,480   2,436,184
*           Hologic, Inc................................. 388,373  16,179,619
*           ICU Medical, Inc.............................   7,144     713,829
#*          Idera Pharmaceuticals, Inc...................  40,844     146,222
#*          Impax Laboratories, Inc......................  13,337     646,311
*           InfuSystems Holdings, Inc....................   6,891      21,638
*           Integra LifeSciences Holdings Corp...........  33,202   2,129,244
            Invacare Corp................................ 132,909   2,266,098
*           IPC Healthcare, Inc..........................   4,013     222,521
#*          Iridex Corp..................................  10,837      77,593
            Kewaunee Scientific Corp.....................  10,051     169,862
            Kindred Healthcare, Inc...................... 236,166   4,872,105
#*          Lannett Co., Inc.............................  82,573   4,921,351
            LeMaitre Vascular, Inc.......................  69,901     995,390
*           LHC Group, Inc...............................  23,168     933,439
*           LifePoint Hospitals, Inc..................... 217,249  18,001,252
*           Magellan Health, Inc.........................  61,835   3,746,583
#*          MedAssets, Inc...............................  68,701   1,600,733
(degrees)*  MedCath Corp................................. 116,120          --
#*          Medicines Co. (The)..........................   9,328     292,806
#*          MediciNova, Inc..............................  19,847      73,831
*           Merit Medical Systems, Inc...................  29,864     763,324
*           Misonix, Inc.................................  28,468     264,752
#*          Molina Healthcare, Inc....................... 127,094   9,586,700
            National Healthcare Corp.....................   4,484     283,389
*           Natus Medical, Inc........................... 114,130   5,154,111
*           NuVasive, Inc................................  35,338   1,943,943
#           Omnicare, Inc................................ 317,727  30,771,860
*           Omnicell, Inc................................  96,323   3,517,716
*           Orthofix International NV....................   6,200     206,832
#           Owens & Minor, Inc........................... 118,609   4,170,292
            Paratek Pharmaceuticals, Inc.................   1,437      36,155
#*          PDI, Inc.....................................  86,304     183,828
*           PharMerica Corp.............................. 150,112   5,129,327
#*          Pozen, Inc...................................  34,164     396,302
*           Prestige Brands Holdings, Inc................ 268,318  12,777,303
#*          Providence Service Corp. (The)...............  25,273   1,189,347
*           Repligen Corp................................ 104,438   3,656,374
*           RTI Surgical, Inc............................ 194,453   1,415,618
*           SciClone Pharmaceuticals, Inc................ 188,035   1,712,999
*           SeaSpine Holdings Corp.......................  11,067     173,531
            Select Medical Holdings Corp................. 174,349   2,515,856
            Span-America Medical Systems, Inc............  12,454     220,187
*           Special Diversified Opportunities, Inc.......  38,143      41,194
#           STERIS Corp..................................   3,332     230,341
#*          Sucampo Pharmaceuticals, Inc. Class A........  36,738     800,521
*           SunLink Health Systems, Inc..................   9,835      16,031
#*          SurModics, Inc...............................  14,010     329,095
*           Symmetry Surgical, Inc.......................  37,559     312,866
#*          Targacept, Inc...............................  16,871      41,503
#           Teleflex, Inc................................  63,027   8,444,988
*           Thoratec Corp................................  11,034     698,342

                                     1399

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Health Care -- (Continued)
*   Tornier NV........................................     600 $     14,934
*   Triple-S Management Corp. Class B.................  89,437    1,930,050
*   Universal American Corp........................... 386,869    3,586,276
    Utah Medical Products, Inc........................   1,047       57,240
*   VCA, Inc..........................................  73,329    4,511,933
#*  WellCare Health Plans, Inc........................  11,235      907,788
#*  Wright Medical Group, Inc.........................  50,980    1,317,323
                                                               ------------
Total Health Care.....................................          293,323,512
                                                               ------------
Industrials -- (15.5%)
#   AAR Corp.......................................... 196,594    5,298,208
    ABM Industries, Inc...............................  58,510    1,928,490
*   ACCO Brands Corp..................................  53,534      437,908
*   Accuride Corp.....................................   3,960       16,117
    Acme United Corp..................................   2,645       48,218
    Actuant Corp. Class A.............................  62,061    1,431,127
#*  Adept Technology, Inc.............................  11,652       83,428
#   ADT Corp. (The)................................... 390,892   13,497,501
#*  AECOM............................................. 353,893   10,910,521
*   Aegion Corp....................................... 138,283    2,733,855
*   AeroCentury Corp..................................   9,884       79,764
#*  Aerovironment, Inc................................  91,834    2,393,194
#   AGCO Corp......................................... 213,404   11,739,354
#   Air Lease Corp.................................... 168,644    5,961,565
*   Air Transport Services Group, Inc................. 233,206    2,413,682
    Alamo Group, Inc..................................  66,141    3,475,048
    Alaska Air Group, Inc............................. 160,320   12,144,240
    Albany International Corp. Class A................  64,876    2,414,685
    Allied Motion Technologies, Inc...................   1,975       41,752
#   Altra Industrial Motion Corp...................... 123,243    3,130,372
    AMERCO............................................  88,302   31,733,090
*   Ameresco, Inc. Class A............................   1,600       11,040
#   American Railcar Industries, Inc.................. 107,451    4,292,667
*   American Woodmark Corp............................  46,160    3,035,482
#*  AMREP Corp........................................   8,943       46,056
    Apogee Enterprises, Inc........................... 153,531    8,471,841
#   Applied Industrial Technologies, Inc..............  78,443    3,030,253
*   ARC Document Solutions, Inc....................... 116,827      807,275
    ArcBest Corp...................................... 136,778    4,520,513
    Argan, Inc........................................   2,703      105,093
#*  Arotech Corp......................................  33,900       78,309
    Astec Industries, Inc.............................  15,873      623,968
*   Atlas Air Worldwide Holdings, Inc................. 121,398    5,966,712
*   Avalon Holdings Corp. Class A.....................  12,727       25,581
*   Avis Budget Group, Inc............................ 417,565   18,134,848
    AZZ, Inc..........................................  12,191      630,884
*   Babcock & Wilcox Enterprises, Inc.................   3,207       63,242
    Barnes Group, Inc.................................  86,115    3,352,457
    Barrett Business Services, Inc....................  14,159      586,183
*   Beacon Roofing Supply, Inc........................  53,399    1,868,965
#*  BlueLinx Holdings, Inc............................ 101,135       96,078
    Brady Corp. Class A...............................  57,760    1,358,515
*   Breeze-Eastern Corp...............................  29,140      358,422

                                     1400

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
#   Briggs & Stratton Corp............................ 171,651 $ 3,172,110
    Brink's Co. (The).................................  27,143     847,676
    BWX Technologies, Inc.............................   6,415     157,552
*   CAI International, Inc............................  50,141     704,982
#*  CBIZ, Inc.........................................  88,904     871,259
    CDI Corp.......................................... 110,735   1,341,001
#   Ceco Environmental Corp...........................  20,047     180,423
    Celadon Group, Inc................................  97,408   2,113,754
*   Chart Industries, Inc.............................     836      22,823
#   Chicago Bridge & Iron Co. NV......................  31,116   1,653,504
    Chicago Rivet & Machine Co........................   1,983      51,598
    CIRCOR International, Inc.........................  59,669   2,853,968
    Columbus McKinnon Corp............................  53,255   1,249,362
    Comfort Systems USA, Inc..........................  58,459   1,615,807
    Compx International, Inc..........................   5,744      67,664
#   Con-way, Inc......................................  64,749   2,511,614
*   Continental Materials Corp........................   1,419      21,250
#   Copa Holdings SA Class A..........................  42,245   3,190,765
    Covanta Holding Corp.............................. 240,818   4,753,747
*   Covenant Transportation Group, Inc. Class A.......  76,284   1,801,065
*   CPI Aerostructures, Inc...........................  27,413     246,717
*   CRA International, Inc............................  44,458   1,037,650
    Cubic Corp........................................   8,053     357,312
    Curtiss-Wright Corp............................... 182,346  12,284,650
*   DigitalGlobe, Inc.................................  96,457   2,042,959
    Douglas Dynamics, Inc.............................  67,044   1,375,743
*   Ducommun, Inc.....................................  63,364   1,517,568
*   Dycom Industries, Inc............................. 161,441  10,664,792
    Dynamic Materials Corp............................  12,521     141,237
    Eastern Co. (The).................................  34,260     595,439
    Ecology and Environment, Inc. Class A.............   7,348      83,106
    EMCOR Group, Inc..................................  23,858   1,141,128
    Encore Wire Corp.................................. 119,350   4,097,286
#*  Energy Recovery, Inc..............................  19,957      52,487
#   EnerSys...........................................  84,313   5,265,347
    Engility Holdings, Inc............................  17,477     382,921
    Ennis, Inc........................................ 132,806   2,228,485
    EnPro Industries, Inc.............................  71,278   3,612,369
    ESCO Technologies, Inc............................  72,124   2,745,761
#   Espey Manufacturing & Electronics Corp............  13,355     357,647
    Essendant, Inc....................................  29,075   1,070,542
*   Esterline Technologies Corp....................... 124,499  11,038,081
    Federal Signal Corp............................... 341,285   5,105,624
    Fluor Corp........................................  31,891   1,490,904
*   Franklin Covey Co.................................  93,603   1,770,033
    Franklin Electric Co., Inc........................   2,865      82,684
#   FreightCar America, Inc...........................  58,224   1,121,394
#*  FTI Consulting, Inc............................... 123,735   5,063,236
*   Fuel Tech, Inc....................................  23,411      42,608
*   Furmanite Corp....................................  70,098     457,039
    G&K Services, Inc. Class A........................  89,654   5,877,716
#   GATX Corp......................................... 210,848  11,183,378
*   Gencor Industries, Inc............................  32,703     313,622

                                     1401

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#   General Cable Corp................................   103,448 $ 1,688,271
*   Genesee & Wyoming, Inc. Class A...................    20,680   1,472,830
*   Gibraltar Industries, Inc.........................   148,815   2,848,319
    Global Power Equipment Group, Inc.................     2,000      13,500
#   Golden Ocean Group, Ltd...........................    23,531      91,536
*   Goldfield Corp. (The).............................    19,975      27,965
*   GP Strategies Corp................................    88,223   2,531,118
*   GrafTech International, Ltd.......................    41,655     209,525
    Granite Construction, Inc.........................   151,342   5,148,655
#*  Great Lakes Dredge & Dock Corp....................   330,495   1,675,610
#   Greenbrier Cos., Inc. (The).......................   116,098   5,311,484
#   Griffon Corp......................................   277,994   4,792,617
    H&E Equipment Services, Inc.......................   141,763   2,543,228
    Hardinge, Inc.....................................    75,666     643,161
#*  Hawaiian Holdings, Inc............................   169,532   3,682,235
    Heidrick & Struggles International, Inc...........    16,898     369,559
*   Hill International, Inc...........................    99,231     474,324
    Houston Wire & Cable Co...........................    99,680     921,043
*   Hub Group, Inc. Class A...........................   123,416   5,199,516
*   Hudson Global, Inc................................    55,855     121,764
    Hurco Cos., Inc...................................    31,863     997,312
*   Huron Consulting Group, Inc.......................    29,297   2,240,342
    Hyster-Yale Materials Handling, Inc...............    48,502   3,282,130
*   ICF International, Inc............................    43,696   1,601,895
#*  InnerWorkings, Inc................................     9,334      70,005
*   Innovative Solutions & Support, Inc...............     8,421      25,095
    Insteel Industries, Inc...........................    72,966   1,192,264
*   Integrated Electrical Services, Inc...............     1,429       9,589
#   International Shipholding Corp....................    30,737     153,992
#*  Intersections, Inc................................    70,687     157,632
*   Jacobs Engineering Group, Inc.....................    79,953   3,367,620
#*  JetBlue Airways Corp.............................. 1,383,605  31,795,243
    Kadant, Inc.......................................    64,437   2,937,683
#   Kaman Corp........................................    35,456   1,399,448
    KAR Auction Services, Inc.........................    53,646   2,088,439
    Kelly Services, Inc. Class A......................   145,072   2,167,376
*   Key Technology, Inc...............................    15,076     188,601
    Kforce, Inc.......................................     1,297      30,311
    Kimball International, Inc. Class B...............   137,692   1,558,673
*   Kirby Corp........................................    77,473   5,609,820
*   KLX, Inc..........................................     4,689     184,184
    Knight Transportation, Inc........................    45,714   1,236,107
    Korn/Ferry International..........................    99,152   3,319,609
#*  Kratos Defense & Security Solutions, Inc..........    45,494     248,397
*   Lawson Products, Inc..............................    47,145   1,289,887
#*  Layne Christensen Co..............................    79,522     660,033
    LB Foster Co. Class A.............................    28,930     849,096
#*  LMI Aerospace, Inc................................    48,967     494,567
    LS Starrett Co. (The) Class A.....................    18,592     311,416
    LSI Industries, Inc...............................   111,727   1,112,801
*   Lydall, Inc.......................................   107,340   3,189,071
    Manitowoc Co., Inc. (The).........................   122,801   2,169,894
    Manpowergroup, Inc................................    55,050   4,980,924

                                     1402

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Marten Transport, Ltd............................. 243,892 $ 4,729,066
#*  MasTec, Inc.......................................  44,802     825,701
*   Mastech Holdings, Inc.............................     508       4,135
    Matson, Inc....................................... 196,521   8,139,900
#   Matthews International Corp. Class A..............  39,461   2,124,975
    McGrath RentCorp..................................  62,106   1,575,008
*   Mfri, Inc.........................................  51,844     291,363
    Miller Industries, Inc............................  59,589   1,043,403
#   Mobile Mini, Inc.................................. 206,174   7,655,241
*   Moog, Inc. Class A................................  42,310   2,828,847
*   Moog, Inc. Class B................................   3,308     220,131
#*  MRC Global, Inc...................................  10,429     134,013
    Mueller Industries, Inc........................... 143,690   4,651,245
    Mueller Water Products, Inc. Class A.............. 318,498   2,844,187
    Multi-Color Corp..................................  36,176   2,310,199
*   MYR Group, Inc....................................  70,256   2,110,490
    National Presto Industries, Inc...................   1,658     131,247
*   Navigant Consulting, Inc.......................... 100,271   1,576,260
*   NL Industries, Inc................................  37,233     250,578
#   NN, Inc........................................... 139,284   3,179,854
#*  Northwest Pipe Co.................................  57,965   1,046,268
*   On Assignment, Inc................................ 187,664   7,191,285
    Orbital ATK, Inc.................................. 102,899   7,300,684
#*  Orion Energy Systems, Inc.........................  19,386      41,680
*   Orion Marine Group, Inc...........................  25,213     182,542
#   Oshkosh Corp......................................  94,747   3,462,055
    Owens Corning..................................... 367,806  16,496,099
*   PAM Transportation Services, Inc..................  47,902   2,519,645
    Park-Ohio Holdings Corp...........................   1,185      53,218
*   Patrick Industries, Inc...........................  10,855     391,214
#*  Patriot Transportation Holding, Inc...............   8,714     203,733
    Powell Industries, Inc............................  13,080     390,307
*   PowerSecure International, Inc....................  77,807   1,177,998
#   Preformed Line Products Co........................  20,440     704,362
    Providence and Worcester Railroad Co..............  13,495     229,415
    Quad/Graphics, Inc................................  15,813     260,124
    Quanex Building Products Corp.....................  38,060     764,245
*   Quanta Services, Inc.............................. 335,593   9,269,079
*   RBC Bearings, Inc.................................     543      36,788
    RCM Technologies, Inc.............................  92,190     466,481
    Regal Beloit Corp.................................  74,113   5,145,666
*   Republic Airways Holdings, Inc.................... 254,007   1,280,195
    Resources Connection, Inc.........................  66,608   1,054,405
*   Roadrunner Transportation Systems, Inc............  26,636     697,330
*   RPX Corp..........................................   9,539     147,664
    RR Donnelley & Sons Co............................  22,094     387,750
*   Rush Enterprises, Inc. Class A.................... 197,465   5,033,383
*   Rush Enterprises, Inc. Class B....................  51,902   1,203,088
    Ryder System, Inc................................. 233,530  21,139,136
*   Saia, Inc......................................... 134,141   5,824,402
    Servotronics, Inc.................................   6,561      40,186
    SIFCO Industries, Inc.............................  14,049     193,033
    Simpson Manufacturing Co., Inc....................  41,329   1,480,405

                                     1403

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Industrials -- (Continued)
#   SkyWest, Inc...................................... 240,109 $  3,976,205
*   SL Industries, Inc................................  12,775      500,141
*   Sparton Corp......................................  56,079    1,338,045
    Standex International Corp........................  68,740    5,144,502
    Steelcase, Inc. Class A........................... 206,657    3,688,827
*   Sterling Construction Co., Inc....................  27,270      127,896
    Supreme Industries, Inc. Class A..................  31,849      262,436
#   TAL International Group, Inc...................... 143,438    2,840,072
*   Team, Inc.........................................   6,353      275,720
*   Tecumseh Products Co..............................  37,193       72,898
#   Terex Corp........................................ 202,016    4,476,675
    Tetra Tech, Inc...................................  71,330    1,900,231
*   Thermon Group Holdings, Inc.......................   6,408      154,625
    Titan International, Inc..........................  57,413      536,237
*   Titan Machinery, Inc..............................  53,817      756,129
*   TRC Cos., Inc.....................................  82,027      787,459
*   Trimas Corp....................................... 120,073    2,821,716
#   Trinity Industries, Inc........................... 554,828   16,234,267
    Triumph Group, Inc................................  90,832    4,891,303
*   TrueBlue, Inc.....................................  14,663      377,719
*   Tutor Perini Corp................................. 215,588    4,512,257
    Twin Disc, Inc....................................  43,496      700,286
*   Ultralife Corp....................................  40,258      163,850
    UniFirst Corp.....................................  54,384    6,026,835
*   United Rentals, Inc...............................  18,655    1,249,698
    Universal Forest Products, Inc....................  87,386    5,549,011
    Universal Truckload Services, Inc.................  11,902      251,489
*   USA Truck, Inc....................................  62,991    1,232,104
#   Valmont Industries, Inc...........................   6,533      726,666
*   Vectrus, Inc......................................   5,877      136,346
#*  Veritiv Corp......................................     267        9,948
*   Versar, Inc.......................................   4,045       13,793
    Viad Corp......................................... 103,803    2,976,032
*   Virco Manufacturing Corp..........................  23,168       60,005
*   Volt Information Sciences, Inc....................   2,400       23,112
    VSE Corp..........................................   3,624      171,778
#*  Wabash National Corp..............................  59,861      822,490
    Waste Connections, Inc............................ 178,557    8,951,062
    Watts Water Technologies, Inc. Class A............ 112,276    6,226,827
#   Werner Enterprises, Inc........................... 120,652    3,407,213
#*  Wesco Aircraft Holdings, Inc......................  43,957      632,541
#*  WESCO International, Inc..........................  14,317      878,491
*   Willdan Group, Inc................................  16,551      170,806
*   Willis Lease Finance Corp.........................  36,581      610,171
#*  XPO Logistics, Inc................................  35,301    1,530,298
                                                               ------------
Total Industrials.....................................          654,727,528
                                                               ------------
Information Technology -- (10.7%)
*   Actua Corp........................................ 298,309    4,394,092
*   Acxiom Corp.......................................  19,586      350,785
    ADTRAN, Inc.......................................  40,802      673,233
*   Advanced Energy Industries, Inc...................  74,513    1,951,495
*   Agilysys, Inc..................................... 116,656      988,076

                                     1404

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Alpha & Omega Semiconductor, Ltd..................  16,887 $   132,563
#   American Software, Inc. Class A...................  19,941     183,856
#*  Amkor Technology, Inc............................. 148,013     652,737
*   Amtech Systems, Inc...............................  48,005     317,313
#*  ANADIGICS, Inc.................................... 136,237      85,829
*   Anixter International, Inc........................   1,121      74,221
*   ARRIS Group, Inc.................................. 449,224  13,890,006
*   Arrow Electronics, Inc............................ 351,633  20,447,459
    Astro-Med, Inc....................................  24,190     334,548
*   Aviat Networks, Inc............................... 163,906     186,853
*   Avid Technology, Inc.............................. 129,698   1,590,097
    Avnet, Inc........................................ 368,742  15,387,604
#   AVX Corp.......................................... 108,974   1,467,880
*   Aware, Inc........................................  46,523     154,456
*   Axcelis Technologies, Inc......................... 188,271     555,399
*   AXT, Inc.......................................... 170,997     401,843
    Bel Fuse, Inc. Class A............................  11,057     212,847
    Bel Fuse, Inc. Class B............................  47,730   1,053,878
*   Benchmark Electronics, Inc........................ 255,083   5,627,131
    Black Box Corp....................................  76,343   1,195,531
#*  Blucora, Inc...................................... 195,437   2,769,342
*   BroadVision, Inc..................................  19,245     106,040
    Brocade Communications Systems, Inc............... 596,259   6,117,617
    Brooks Automation, Inc............................ 157,481   1,661,425
*   Bsquare Corp......................................  33,534     215,959
*   CACI International, Inc. Class A.................. 127,408  10,464,019
*   Calix, Inc........................................ 110,814     934,162
*   Cascade Microtech, Inc............................  70,739   1,054,718
*   Ceva, Inc.........................................     810      15,171
    Checkpoint Systems, Inc........................... 124,835   1,091,058
*   CIBER, Inc........................................ 361,694   1,197,207
*   Cirrus Logic, Inc.................................  87,752   2,896,694
*   Coherent, Inc.....................................  32,576   1,887,779
    Cohu, Inc......................................... 136,344   1,351,169
    Communications Systems, Inc.......................  41,562     417,698
    Computer Sciences Corp............................  21,749   1,423,037
    Comtech Telecommunications Corp...................  75,916   2,187,140
    Concurrent Computer Corp..........................  33,012     176,614
#   Convergys Corp.................................... 551,669  13,852,409
*   CoreLogic, Inc.................................... 194,171   7,658,104
#*  Covisint Corp.....................................  20,310      60,524
#*  Cray, Inc.........................................  66,170   1,716,450
#*  Cree, Inc......................................... 152,515   3,759,495
#   CSG Systems International, Inc....................  55,041   1,711,775
    CSP, Inc..........................................   4,766      32,552
    CTS Corp..........................................  83,220   1,563,704
*   CyberOptics Corp..................................  68,426     401,661
    Cypress Semiconductor Corp........................  49,805     571,761
    Daktronics, Inc...................................  15,217     173,930
*   Datalink Corp.....................................  67,209     455,677
*   Dealertrack Technologies, Inc.....................   3,100     192,417
*   DHI Group, Inc.................................... 181,201   1,444,172
*   Digi International, Inc........................... 134,407   1,360,199

                                     1405

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Diodes, Inc.......................................  64,832 $ 1,438,622
*   Dot Hill Systems Corp.............................  12,250      77,420
*   DSP Group, Inc.................................... 104,784     914,764
    DST Systems, Inc..................................     419      45,734
*   DTS, Inc..........................................   5,735     163,390
    EarthLink Holdings Corp........................... 445,787   3,272,077
*   EchoStar Corp. Class A............................ 130,677   6,066,026
*   Edgewater Technology, Inc.........................  73,779     523,093
    Electro Rent Corp................................. 120,514   1,211,166
    Electro Scientific Industries, Inc................ 145,863     670,970
*   Electronics for Imaging, Inc...................... 178,553   8,159,872
*   Emcore Corp.......................................  50,469     312,403
#*  EnerNOC, Inc......................................  35,786     294,519
*   Entegris, Inc..................................... 184,570   2,734,405
    EPIQ Systems, Inc................................. 141,149   2,336,016
*   ePlus, Inc........................................  38,358   2,950,114
*   Euronet Worldwide, Inc............................  76,188   5,218,878
*   Exar Corp......................................... 167,015   1,314,408
*   ExlService Holdings, Inc..........................   4,788     185,631
#*  Extreme Networks, Inc............................. 133,126     308,852
*   Fabrinet..........................................  23,766     441,097
*   Fairchild Semiconductor International, Inc........ 375,794   5,659,458
#*  Finisar Corp...................................... 164,946   2,871,710
#*  First Solar, Inc.................................. 266,945  11,825,664
*   FormFactor, Inc................................... 107,132     774,564
*   Frequency Electronics, Inc........................  28,958     322,882
*   Global Cash Access Holdings, Inc..................  39,588     199,919
*   GSE Systems, Inc..................................  46,149      73,838
*   GSI Group, Inc....................................  28,105     398,248
#*  GSI Technology, Inc...............................  63,460     326,819
    Hackett Group, Inc. (The)......................... 215,781   2,761,997
*   Harmonic, Inc..................................... 264,687   1,590,769
    Harris Corp.......................................  10,075     835,621
#*  Hutchinson Technology, Inc........................  65,098     118,478
    IAC/InterActiveCorp............................... 161,827  12,502,754
#*  ID Systems, Inc...................................  52,275     292,217
*   IEC Electronics Corp..............................   6,001      23,104
*   II-VI, Inc........................................   5,572      94,724
*   Imation Corp...................................... 116,292     476,797
*   Ingram Micro, Inc. Class A........................ 553,452  15,070,498
*   Innodata, Inc.....................................     600       1,566
#*  Inphi Corp........................................   3,069      69,758
*   Insight Enterprises, Inc.......................... 137,520   3,711,665
*   Integrated Device Technology, Inc................. 409,921   7,833,590
    Integrated Silicon Solution, Inc.................. 134,377   2,946,888
#*  Internap Corp..................................... 251,967   2,320,616
#*  Interphase Corp...................................  14,378       6,614
    Intersil Corp. Class A............................ 429,044   4,775,260
#*  Intevac, Inc...................................... 105,298     512,801
*   IntraLinks Holdings, Inc..........................  55,077     625,675
*   IntriCon Corp.....................................  13,375      94,963
#*  Itron, Inc........................................   2,207      71,132
*   Ixia..............................................   8,713     115,012

                                     1406

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    IXYS Corp......................................... 108,516 $ 1,135,077
    Jabil Circuit, Inc................................ 367,227   7,436,347
#*  JDS Uniphase Corp.................................   2,642      29,300
*   Kemet Corp........................................  75,318     175,491
*   Key Tronic Corp...................................  54,827     548,818
*   Kimball Electronics, Inc.......................... 103,269   1,384,837
#*  Knowles Corp......................................  14,076     268,148
#*  Kopin Corp........................................ 206,752     616,121
*   Kulicke & Soffa Industries, Inc................... 185,318   1,929,160
*   KVH Industries, Inc...............................  85,160   1,045,765
*   Lattice Semiconductor Corp........................ 311,711   1,533,618
    Leidos Holdings, Inc..............................   5,850     238,680
    Lexmark International, Inc. Class A............... 195,376   6,640,830
*   LGL Group, Inc. (The).............................   9,533      41,659
*   Limelight Networks, Inc........................... 182,706     688,802
#*  Magnachip Semiconductor Corp......................  10,012      85,703
#   ManTech International Corp. Class A...............  73,769   2,199,054
    Marchex, Inc. Class B.............................  93,738     431,195
    Marvell Technology Group, Ltd..................... 952,508  11,849,200
*   Mattson Technology, Inc...........................  34,221      97,872
*   MaxLinear, Inc. Class A...........................  17,877     194,502
#*  Maxwell Technologies, Inc.........................  20,502      94,104
    Mentor Graphics Corp.............................. 210,657   5,496,041
*   Mercury Systems, Inc..............................  86,056   1,212,529
    Methode Electronics, Inc.......................... 178,393   4,786,284
*   Microsemi Corp.................................... 102,783   3,385,672
    MKS Instruments, Inc.............................. 159,920   5,677,160
    MOCON, Inc........................................   1,300      20,514
#*  ModusLink Global Solutions, Inc................... 190,301     618,478
#*  Monster Worldwide, Inc............................ 167,036   1,177,604
*   Multi-Fineline Electronix, Inc....................  24,374     435,320
*   Nanometrics, Inc..................................  24,840     339,811
*   NAPCO Security Technologies, Inc..................  41,796     245,760
    NCI, Inc. Class A.................................   1,000      11,250
*   NCR Corp..........................................  10,754     296,165
*   NeoPhotonics Corp.................................   7,194      63,739
*   NETGEAR, Inc......................................  33,284   1,114,681
*   Newport Corp...................................... 156,673   2,481,700
#*  Novatel Wireless, Inc.............................  92,816     229,256
#*  Oclaro, Inc.......................................  40,087      92,200
*   OmniVision Technologies, Inc...................... 262,229   6,403,632
*   ON Semiconductor Corp............................. 108,843   1,155,913
    Optical Cable Corp................................  59,643     199,208
*   OSI Systems, Inc..................................  35,545   2,494,548
*   PAR Technology Corp...............................  72,352     324,860
    Park Electrochemical Corp.........................   4,655      82,207
    PC Connection, Inc................................ 227,256   5,042,811
    PC-Tel, Inc....................................... 102,769     724,521
*   PCM, Inc.......................................... 112,274   1,130,599
    Perceptron, Inc...................................  78,740     690,550
*   Perficient, Inc...................................  54,256     880,575
    Pericom Semiconductor Corp........................ 205,731   2,462,600
*   Photronics, Inc................................... 279,845   2,308,721

                                     1407

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Planar Systems, Inc...............................  52,408 $   218,017
    Plantronics, Inc..................................   6,128     355,914
*   Plexus Corp.......................................  28,395   1,082,985
*   PMC-Sierra, Inc................................... 431,393   2,937,786
*   Polycom, Inc...................................... 245,301   2,791,525
#*  PRGX Global, Inc..................................   3,599      15,044
*   Progress Software Corp............................  28,018     831,574
    QAD, Inc. Class B.................................     465       9,965
*   QLogic Corp.......................................  96,889     859,405
*   Qorvo, Inc........................................  16,690     967,186
*   Qualstar Corp.....................................  88,900      90,678
*   Qumu Corp.........................................  14,970      80,838
*   Radisys Corp......................................  87,223     249,458
*   RealNetworks, Inc................................. 190,064     889,500
    Reis, Inc.........................................  48,098   1,176,477
*   RetailMeNot, Inc..................................   5,706      86,446
#   RF Industries, Ltd................................  21,697      92,646
    Richardson Electronics, Ltd.......................  36,132     237,387
*   Rofin-Sinar Technologies, Inc.....................  24,308     606,242
*   Rogers Corp.......................................   8,016     448,656
#*  Rovi Corp......................................... 132,045   1,451,175
*   Rubicon Technology, Inc...........................   3,709       6,565
*   Rudolph Technologies, Inc......................... 145,735   1,635,147
*   Sanmina Corp...................................... 275,108   6,071,634
*   ScanSource, Inc...................................  37,893   1,433,492
*   Seachange International, Inc...................... 223,184   1,537,738
#*  Selectica, Inc....................................   1,891       8,169
*   ShoreTel, Inc.....................................  37,239     264,025
*   Sigma Designs, Inc................................ 133,928   1,388,833
*   Silicon Laboratories, Inc.........................   9,569     430,509
*   SMTC Corp.........................................  15,394      25,862
*   StarTek, Inc......................................  84,732     318,592
#*  SunEdison, Inc.................................... 134,578   3,132,976
#*  SunPower Corp..................................... 185,231   5,006,794
#*  Super Micro Computer, Inc.........................  22,787     607,729
#*  support.com, Inc.................................. 114,988     139,135
*   Sykes Enterprises, Inc............................  88,565   2,159,215
#   SYNNEX Corp....................................... 184,070  13,921,214
#*  Take-Two Interactive Software, Inc................ 129,643   4,094,126
*   Tech Data Corp.................................... 163,716   9,549,554
*   TeleCommunication Systems, Inc. Class A........... 206,483     757,793
*   Telenav, Inc......................................  16,411     114,877
    Teradyne, Inc.....................................  46,699     899,423
    Tessco Technologies, Inc..........................  37,440     923,645
    Tessera Technologies, Inc......................... 138,192   4,789,735
    TheStreet, Inc.................................... 173,890     326,913
*   TSR, Inc..........................................   1,733       7,140
#*  TTM Technologies, Inc............................. 353,078   3,223,602
#*  Ultra Clean Holdings, Inc.........................  16,704     126,616
*   Ultratech, Inc....................................   6,144      97,812
*   United Online, Inc................................  71,086     988,095
*   Universal Security Instruments, Inc...............     793       4,758
#*  Veeco Instruments, Inc............................   6,045     156,445

                                     1408

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Information Technology -- (Continued)
#*  VeriFone Systems, Inc.............................  28,723 $    924,306
#*  ViaSat, Inc.......................................   8,391      520,242
    Vicon Industries, Inc.............................  30,165       40,723
*   Video Display Corp................................  10,671       10,671
#*  Virtusa Corp...................................... 274,683   13,168,303
#   Vishay Intertechnology, Inc....................... 479,006    5,498,989
*   Vishay Precision Group, Inc.......................  40,885      570,755
    Wayside Technology Group, Inc.....................     518       10,096
*   Web.com Group, Inc................................   4,664      116,087
*   Westell Technologies, Inc. Class A................  26,297       32,082
*   Xcerra Corp.......................................  59,877      376,327
*   XO Group, Inc.....................................  40,494      600,526
#*  Zynga, Inc. Class A............................... 836,635    2,074,855
                                                               ------------
Total Information Technology..........................          454,996,690
                                                               ------------
Materials -- (7.0%)
    A Schulman, Inc................................... 174,907    6,511,788
    Airgas, Inc.......................................  78,350    7,993,267
    Albemarle Corp....................................   7,208      390,674
#   Alcoa, Inc........................................ 414,690    4,092,992
    Allegheny Technologies, Inc.......................  20,036      427,167
#*  AM Castle & Co.................................... 118,783      338,532
*   American Biltrite, Inc............................      43       17,630
#   American Vanguard Corp............................   2,895       37,114
    Ampco-Pittsburgh Corp.............................  28,164      374,863
#   AptarGroup, Inc...................................   4,780      324,036
    Ashland, Inc......................................  86,923    9,937,037
    Axiall Corp....................................... 127,503    3,752,413
    Bemis Co., Inc.................................... 222,539    9,918,563
*   Boise Cascade Co..................................  45,513    1,510,121
    Cabot Corp........................................  68,149    2,397,482
    Calgon Carbon Corp................................  31,439      556,156
#*  Century Aluminum Co............................... 414,244    3,860,754
    Chase Corp........................................  18,375      702,476
*   Chemtura Corp..................................... 182,941    5,018,072
*   Clearwater Paper Corp.............................   8,507      500,637
#*  Coeur d'Alene Mines Corp..........................  28,642      101,106
    Commercial Metals Co.............................. 404,659    6,235,795
*   Core Molding Technologies, Inc....................  23,022      439,260
#   Cytec Industries, Inc.............................  65,166    4,837,272
    Domtar Corp....................................... 246,334   10,015,940
*   Ferro Corp........................................  83,666    1,162,121
    Friedman Industries, Inc..........................  51,479      299,093
    FutureFuel Corp...................................  27,283      312,118
    Globe Specialty Metals, Inc.......................   1,236       19,084
    Graphic Packaging Holding Co...................... 611,140    9,228,214
    Greif, Inc. Class B...............................     600       22,872
    Hawkins, Inc......................................     300       10,944
    Haynes International, Inc.........................  18,879      803,679
    HB Fuller Co......................................  89,013    3,565,861
*   Headwaters, Inc................................... 190,585    3,623,021
#   Hecla Mining Co................................... 218,956      459,808
#*  Horsehead Holding Corp............................ 182,199    1,508,608

                                     1409

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Materials -- (Continued)
#           Huntsman Corp................................ 412,710 $  7,841,490
            Innophos Holdings, Inc.......................   8,246      424,504
            Innospec, Inc................................  41,484    1,794,183
#           Kaiser Aluminum Corp.........................  81,543    6,886,306
            KapStone Paper and Packaging Corp............ 378,704    8,861,674
            KMG Chemicals, Inc...........................   8,776      191,580
*           Kraton Performance Polymers, Inc.............   8,499      174,399
#*          Louisiana-Pacific Corp....................... 653,803    9,637,056
*           LSB Industries, Inc..........................  10,011      369,506
#           Martin Marietta Materials, Inc...............  46,687    7,321,455
            Materion Corp................................  87,213    2,668,718
*           Mercer International, Inc.................... 186,841    2,258,908
            Minerals Technologies, Inc................... 106,056    6,867,126
            Myers Industries, Inc........................ 180,201    2,726,441
            Neenah Paper, Inc............................  46,921    2,842,474
*           Northern Technologies International Corp.....  20,514      333,352
#           Olin Corp.................................... 126,681    2,912,396
#           Olympic Steel, Inc...........................  72,635      880,336
            OM Group, Inc................................ 151,053    5,117,676
*           OMNOVA Solutions, Inc........................  24,623      159,311
            PH Glatfelter Co............................. 220,312    4,496,568
            PolyOne Corp................................. 133,580    4,577,787
            Quaker Chemical Corp.........................  38,327    3,552,913
            Reliance Steel & Aluminum Co................. 203,701   12,344,281
*           Resolute Forest Products, Inc................  22,556      222,853
#           Schnitzer Steel Industries, Inc. Class A.....  41,772      656,238
            Schweitzer-Mauduit International, Inc........  12,344      490,057
            Sensient Technologies Corp...................  63,001    4,308,638
            Sonoco Products Co........................... 145,331    5,999,264
            Steel Dynamics, Inc.......................... 577,958   11,576,499
            Stepan Co....................................     400       19,604
#*          Stillwater Mining Co.........................  44,238      421,146
            SunCoke Energy, Inc.......................... 161,918    1,989,972
            Synalloy Corp................................  27,564      325,531
#           TimkenSteel Corp.............................   6,870      127,988
#*          Trecora Resources............................  19,226      268,395
            Tredegar Corp................................ 167,221    2,819,346
#           Tronox, Ltd. Class A.........................  23,392      256,844
#           United States Lime & Minerals, Inc...........   4,394      237,276
#           United States Steel Corp..................... 251,409    4,894,933
#*          Universal Stainless & Alloy Products, Inc....  44,949      607,261
            Vulcan Materials Co.......................... 125,383   11,412,361
#           Wausau Paper Corp............................ 158,672    1,402,660
            Westlake Chemical Corp....................... 125,414    7,834,613
*           WestRock Co.................................. 601,071   37,903,537
            Worthington Industries, Inc.................. 159,664    4,320,508
                                                                  ------------
Total Materials..........................................          294,642,534
                                                                  ------------
Other -- (0.0%)
(degrees)*  Allen Organ Co. Escrow Shares................     400           --
(degrees)*  Gerber Scientific, Inc. Escrow Shares........ 182,700           --

                                     1410

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Other -- (Continued)
(degrees)*   Petrocorp, Inc. Escrow Shares...........      4,900 $           --
                                                                 --------------
Total Other..........................................                        --
                                                                 --------------
Telecommunication Services -- (0.8%)
*            Alaska Communications Systems Group,
               Inc...................................      4,900         10,584
             Alteva, Inc.............................      9,604         35,151
             Atlantic Tele-Network, Inc..............      6,278        444,106
#*           Boingo Wireless, Inc....................     63,850        621,260
#            Consolidated Communications Holdings,
               Inc...................................     32,063        639,015
#            Frontier Communications Corp............  1,951,480      9,210,986
*            General Communication, Inc. Class A.....    157,174      2,892,002
*            Hawaiian Telcom Holdco, Inc.............      2,855         71,089
             IDT Corp. Class B.......................     19,608        333,728
             Inteliquent, Inc........................     83,474      1,519,227
#*           Iridium Communications, Inc.............    145,080      1,076,494
             Lumos Networks Corp.....................      3,587         50,074
*            ORBCOMM, Inc............................    105,520        650,003
*            Premiere Global Services, Inc...........     80,919        873,116
             Shenandoah Telecommunications Co........     93,070      3,199,747
             Spok Holdings, Inc......................     43,053        720,277
#*           Straight Path Communications, Inc.
               Class B...............................      9,804        231,080
             Telephone & Data Systems, Inc...........    274,975      8,087,015
*            United States Cellular Corp.............     53,278      1,983,007
*            Vonage Holdings Corp....................     39,758        254,054
#            Windstream Holdings, Inc................    154,043        747,108
                                                                 --------------
Total Telecommunication Services.....................                33,649,123
                                                                 --------------
Utilities -- (0.4%)
*            Calpine Corp............................     91,557      1,675,493
#            Consolidated Water Co., Ltd.............     22,021        266,454
*            Dynegy, Inc.............................      9,270        241,484
             Genie Energy, Ltd. Class B..............     50,461        522,271
#            Ormat Technologies, Inc.................     37,652      1,531,683
             UGI Corp................................    381,997     13,958,171
                                                                 --------------
Total Utilities......................................                18,195,556
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,730,802,770
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Furiex Pharmaceuticals Contingent Value
               Rights................................      8,033         78,482
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights...............    106,992        269,620
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16..............................      3,960             --
TOTAL RIGHTS/WARRANTS................................                   348,102
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
             State Street Institutional Liquid
               Reserves, 0.114%...................... 29,685,920     29,685,920
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@         DFA Short Term Investment Fund.......... 41,012,860    474,518,785
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,708,915,870)^^...........................            $4,235,355,577
                                                                 ==============

                                     1411

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                         -------------- ------------ -------- --------------
Common Stocks
   Consumer Discretionary............... $  595,560,831 $    103,052       -- $  595,663,883
   Consumer Staples.....................    125,114,761           --       --    125,114,761
   Energy...............................    185,321,422           --       --    185,321,422
   Financials...........................  1,075,167,757            4       --  1,075,167,761
   Health Care..........................    293,323,512           --       --    293,323,512
   Industrials..........................    654,727,528           --       --    654,727,528
   Information Technology...............    454,996,690           --       --    454,996,690
   Materials............................    294,642,534           --       --    294,642,534
   Other................................             --           --       --             --
   Telecommunication Services...........     33,649,123           --       --     33,649,123
   Utilities............................     18,195,556           --       --     18,195,556
Rights/Warrants.........................             --      348,102       --        348,102
Temporary Cash Investments..............     29,685,920           --       --     29,685,920
Securities Lending Collateral...........             --  474,518,785       --    474,518,785
                                         -------------- ------------ -------- --------------
TOTAL................................... $3,760,385,634 $474,969,943       -- $4,235,355,577
                                         ============== ============ ======== ==============

                                     1412

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- ----------
COMMON STOCKS -- (84.3%)

Consumer Discretionary -- (14.6%)
*   1-800-Flowers.com, Inc. Class A...................  68,093 $  677,525
    A. H. Belo Corp. Class A..........................  46,600    239,990
    Aaron's, Inc...................................... 104,513  3,864,891
#   Abercrombie & Fitch Co. Class A...................  73,442  1,475,450
*   Ambassadors Group, Inc............................  13,635     31,633
    AMC Entertainment Holdings, Inc. Class A..........   6,131    197,725
    AMCON Distributing Co.............................     300     24,780
*   America's Car-Mart, Inc...........................  25,524  1,180,740
*   American Axle & Manufacturing Holdings, Inc....... 117,566  2,348,969
#   American Eagle Outfitters, Inc.................... 290,668  5,159,357
*   American Public Education, Inc....................  22,564    583,731
*   ANN, Inc..........................................  51,700  2,365,275
*   Apollo Education Group, Inc. Class A.............. 143,368  1,836,544
#   Arctic Cat, Inc...................................  28,530    816,243
    Ark Restaurants Corp..............................   4,323    105,265
*   Asbury Automotive Group, Inc......................  46,541  4,109,570
#*  Ascena Retail Group, Inc.......................... 110,214  1,379,879
*   Ascent Capital Group, Inc. Class A................  15,695    612,576
*   Ballantyne Strong, Inc............................  19,505     88,748
*   Barnes & Noble, Inc............................... 110,319  2,900,287
    Bassett Furniture Industries, Inc.................  26,661    874,214
    Beasley Broadcast Group, Inc. Class A.............  15,564     67,470
#*  Beazer Homes USA, Inc.............................  25,896    496,685
#   bebe stores, Inc..................................  94,228    173,380
*   Belmond, Ltd. Class A............................. 134,784  1,632,234
    Big 5 Sporting Goods Corp.........................  35,394    389,688
#   Big Lots, Inc.....................................  87,036  3,758,215
*   Biglari Holdings, Inc.............................      14      6,087
#*  BJ's Restaurants, Inc.............................  43,479  2,241,777
    Bloomin' Brands, Inc..............................  50,578  1,177,962
#*  Blue Nile, Inc....................................  22,133    702,059
    Bob Evans Farms, Inc..............................  44,644  2,228,629
#   Bon-Ton Stores, Inc. (The)........................  31,339    136,951
*   Books-A-Million, Inc..............................  11,787     37,954
    Bowl America, Inc. Class A........................   1,400     20,370
*   Boyd Gaming Corp..................................  69,502  1,187,789
*   Bravo Brio Restaurant Group, Inc..................  27,405    355,991
*   Bridgepoint Education, Inc........................  34,441    324,434
#*  Bright Horizons Family Solutions, Inc.............  14,860    895,166
#   Brinker International, Inc........................  15,094    904,131
    Brunswick Corp....................................   3,983    211,457
#   Buckle, Inc. (The)................................  31,524  1,394,307
#*  Buffalo Wild Wings, Inc...........................  19,661  3,845,298
*   Build-A-Bear Workshop, Inc........................  39,037    681,196
#*  Cabela's, Inc.....................................  22,425    996,343
    Caleres, Inc......................................  83,797  2,768,653
#   Callaway Golf Co.................................. 182,682  1,673,367
*   Cambium Learning Group, Inc.......................  18,289     85,958
    Canterbury Park Holding Corp......................   6,569     69,697
    Capella Education Co..............................  21,869  1,126,472
*   Career Education Corp.............................  10,603     33,718

                                     1413

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   Carmike Cinemas, Inc..............................  39,475 $  988,849
#   Carriage Services, Inc............................  46,003  1,105,452
*   Carrols Restaurant Group, Inc.....................  65,150    717,953
    Carter's, Inc.....................................   2,659    269,649
    Cato Corp. (The) Class A..........................  41,953  1,611,415
*   Cavco Industries, Inc.............................  15,402  1,125,578
#*  Central European Media Enterprises, Ltd. Class A..  10,557     25,337
*   Century Casinos, Inc..............................     773      4,777
*   Charles & Colvard, Ltd............................  19,124     27,539
    Cheesecake Factory, Inc. (The)....................  62,563  3,612,388
    Cherokee, Inc.....................................  16,547    464,474
    Chico's FAS, Inc.................................. 259,875  3,955,298
#   Children's Place, Inc. (The)......................  33,737  1,953,372
    Choice Hotels International, Inc..................  39,543  2,003,248
#*  Christopher & Banks Corp..........................   8,441     27,264
    Churchill Downs, Inc..............................  21,618  2,919,727
#*  Chuy's Holdings, Inc..............................  20,465    581,411
*   Cinedigm Corp.....................................  82,370     52,099
*   Citi Trends, Inc..................................  29,034    691,300
    ClubCorp Holdings, Inc............................  15,920    371,254
    Collectors Universe, Inc..........................  20,636    416,022
    Columbia Sportswear Co............................  42,155  3,015,769
#*  Conn's, Inc.......................................  78,720  2,717,414
#   Cooper Tire & Rubber Co........................... 100,711  3,316,413
#*  Cooper-Standard Holding, Inc......................     655     42,117
    Core-Mark Holding Co., Inc........................  57,794  3,673,965
#   Cracker Barrel Old Country Store, Inc.............  24,607  3,737,557
#*  Crocs, Inc........................................ 132,567  2,085,279
*   Crown Media Holdings, Inc. Class A................  55,635    248,688
    CSS Industries, Inc...............................  17,516    497,279
    CST Brands, Inc...................................  65,766  2,491,216
    Culp, Inc.........................................  35,956  1,087,669
*   Cumulus Media, Inc. Class A....................... 168,059    277,297
    Dana Holding Corp.................................     100      1,856
#*  Deckers Outdoor Corp..............................  39,785  2,899,531
*   Del Frisco's Restaurant Group, Inc................  38,922    620,806
*   Delta Apparel, Inc................................   4,288     52,700
*   Denny's Corp......................................  28,387    333,831
    Destination Maternity Corp........................  28,800    284,256
#*  Destination XL Group, Inc......................... 114,725    561,005
#   DeVry Education Group, Inc........................  90,494  2,749,208
    Dillard's, Inc. Class A...........................     273     27,813
    DineEquity, Inc...................................  22,844  2,376,004
#*  Dixie Group, Inc. (The)...........................  17,430    170,988
    Domino's Pizza, Inc...............................  20,546  2,338,957
#*  Dorman Products, Inc..............................  58,084  3,065,674
    Dover Motorsports, Inc............................  26,237     61,657
#*  DreamWorks Animation SKG, Inc. Class A............  41,851  1,009,028
    Drew Industries, Inc..............................  44,007  2,581,451
    DSW, Inc. Class A.................................  69,646  2,264,888
    Educational Development Corp......................     442      2,108
*   Eldorado Resorts, Inc.............................  11,503     97,200
    Emerson Radio Corp................................  37,654     47,444

                                     1414

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   Entercom Communications Corp. Class A.............  35,561 $  374,457
    Entravision Communications Corp. Class A.......... 108,059    828,813
    Escalade, Inc.....................................  10,576    182,542
#   Ethan Allen Interiors, Inc........................  48,759  1,472,034
#*  EVINE Live, Inc...................................  46,363    101,535
    EW Scripps Co. (The) Class A...................... 155,344  3,412,908
*   Express, Inc...................................... 107,776  2,052,055
#*  Famous Dave's Of America, Inc.....................  19,657    350,091
#*  Federal-Mogul Holdings Corp.......................  23,530    263,536
#*  Fiesta Restaurant Group, Inc......................  47,558  2,764,547
    Finish Line, Inc. (The) Class A................... 114,231  3,140,210
#*  Five Below, Inc...................................  14,081    519,166
    Flanigan's Enterprises, Inc.......................   1,877     55,409
    Flexsteel Industries, Inc.........................   7,710    307,783
*   Fox Factory Holding Corp..........................   6,040     95,915
*   Francesca's Holdings Corp.........................  45,488    553,134
    Fred's, Inc. Class A..............................  84,507  1,524,506
    Frisch's Restaurants, Inc.........................   5,471    184,373
#*  FTD Cos., Inc.....................................  44,580  1,298,615
#*  Fuel Systems Solutions, Inc.......................  24,568    152,813
*   Full House Resorts, Inc...........................   2,548      4,000
#*  G-III Apparel Group, Ltd..........................  82,878  5,986,278
#*  Gaiam, Inc. Class A...............................  26,193    181,779
*   Gaming Partners International Corp................  15,986    160,659
*   Genesco, Inc......................................  36,344  2,351,093
*   Gentherm, Inc.....................................  72,886  3,668,352
*   Gordmans Stores, Inc..............................   9,387     51,722
*   Grand Canyon Education, Inc.......................  52,235  2,268,566
*   Gray Television, Inc.............................. 134,064  2,264,341
*   Gray Television, Inc. Class A.....................     912     13,197
    Group 1 Automotive, Inc...........................  40,048  3,883,455
#   Guess?, Inc.......................................  51,002  1,116,434
    Harte-Hanks, Inc..................................  98,690    462,856
    Haverty Furniture Cos., Inc.......................  44,570    988,563
    Haverty Furniture Cos., Inc. Class A..............     457     10,141
*   Helen of Troy, Ltd................................  45,519  3,995,658
#*  hhgregg, Inc......................................  27,843     93,274
#*  Hibbett Sports, Inc...............................  25,429  1,158,291
    Hooker Furniture Corp.............................  16,492    411,475
*   Horizon Global Corp...............................  25,795    322,953
    HSN, Inc..........................................   3,000    220,530
#*  Iconix Brand Group, Inc........................... 102,033  2,217,177
*   Installed Building Products, Inc..................     912     24,779
    International Speedway Corp. Class A..............  42,546  1,458,051
#   Interval Leisure Group, Inc.......................  66,677  1,421,554
*   iRobot Corp.......................................  33,172  1,021,366
*   Isle of Capri Casinos, Inc........................  36,409    664,100
    Jack in the Box, Inc..............................  42,100  3,999,500
#*  JAKKS Pacific, Inc................................  14,297    140,825
#*  Jamba, Inc........................................  32,557    530,354
    John Wiley & Sons, Inc. Class A...................   3,051    161,734
    Johnson Outdoors, Inc. Class A....................  16,903    356,653
    Journal Media Group, Inc..........................  45,837    370,821

                                     1415

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   K12, Inc..........................................  32,612 $  430,152
#*  Kate Spade & Co...................................  58,753  1,182,110
#   KB Home...........................................  96,431  1,540,967
    Kirkland's, Inc...................................  46,173  1,259,599
*   Kona Grill, Inc...................................  12,523    238,438
*   Koss Corp.........................................     735      1,852
#*  Krispy Kreme Doughnuts, Inc....................... 137,728  2,567,250
*   La Quinta Holdings, Inc...........................  11,414    242,205
    La-Z-Boy, Inc..................................... 116,492  2,958,897
*   Lakeland Industries, Inc..........................  10,138    106,449
    Libbey, Inc.......................................  47,888  1,781,913
#   Liberty Tax, Inc..................................   4,314    113,286
*   Liberty Ventures Series A.........................  14,926    619,131
    Lifetime Brands, Inc..............................  27,425    398,760
    Lincoln Educational Services Corp.................  20,057     29,484
    Lithia Motors, Inc. Class A.......................  51,735  6,192,162
*   Live Nation Entertainment, Inc.................... 101,740  2,667,623
*   Loral Space & Communications, Inc.................  12,959    820,953
*   Luby's, Inc.......................................  63,661    308,756
#*  Lumber Liquidators Holdings, Inc..................  25,724    496,473
#*  M/I Homes, Inc....................................  52,243  1,310,254
    Marcus Corp. (The)................................  41,404    867,828
    Marine Products Corp..............................  58,687    365,620
*   MarineMax, Inc....................................  56,824  1,026,241
    Marriott Vacations Worldwide Corp.................  49,718  4,156,425
*   Martha Stewart Living Omnimedia, Inc. Class A.....  48,330    293,363
*   McClatchy Co. (The) Class A.......................  47,823     38,737
#   MDC Holdings, Inc.................................  82,544  2,464,764
#*  Media General, Inc................................  45,197    717,276
    Men's Wearhouse, Inc. (The).......................  95,957  5,711,361
#   Meredith Corp.....................................  54,011  2,588,207
*   Meritage Homes Corp...............................  67,046  3,023,775
*   Modine Manufacturing Co...........................  65,531    663,829
*   Monarch Casino & Resort, Inc......................  36,281    675,189
#   Monro Muffler Brake, Inc..........................  32,229  2,038,484
#*  Motorcar Parts of America, Inc....................  30,421    901,374
    Movado Group, Inc.................................  45,116  1,142,788
*   Murphy USA, Inc...................................  45,279  2,479,478
    NACCO Industries, Inc. Class A....................  14,400    731,088
    Nathan's Famous, Inc..............................  14,980    460,186
    National CineMedia, Inc...........................  76,798  1,190,369
*   Nautilus, Inc.....................................  79,994  1,690,273
*   New York & Co., Inc...............................  68,759    154,708
#   New York Times Co. (The) Class A.................. 190,024  2,512,117
#   Nexstar Broadcasting Group, Inc. Class A..........  38,798  2,225,453
*   Nobility Homes, Inc...............................   2,012     19,818
    Nutrisystem, Inc..................................  53,592  1,610,440
*   Office Depot, Inc................................. 836,472  6,691,776
#*  Orbitz Worldwide, Inc............................. 126,204  1,423,581
#   Outerwall, Inc....................................  10,200    722,364
*   Overstock.com, Inc................................  23,562    498,572
    Oxford Industries, Inc............................  25,607  2,149,196
#*  Pacific Sunwear of California, Inc................  52,595     33,713

                                     1416

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
             Papa John's International, Inc.................  45,840 $3,463,670
#*           Penn National Gaming, Inc......................  63,987  1,220,872
             Penske Automotive Group, Inc...................  41,933  2,264,382
*            Pep Boys-Manny, Moe & Jack (The)...............  72,926    864,173
#*           Perfumania Holdings, Inc.......................   8,879     49,811
*            Perry Ellis International, Inc.................  38,211    920,503
#            PetMed Express, Inc............................  50,778    855,609
#            Pier 1 Imports, Inc............................ 103,627  1,223,835
*            Pinnacle Entertainment, Inc....................  72,817  2,803,455
             Pool Corp......................................  41,444  2,918,487
*            Popeyes Louisiana Kitchen, Inc.................  45,337  2,751,049
*            RCI Hospitality Holdings, Inc..................  19,708    219,941
*            Reading International, Inc. Class A............   3,727     43,904
(degrees)#*  Reading International, Inc. Class B............   2,340     38,657
*            Red Lion Hotels Corp...........................  16,038    130,549
*            Red Robin Gourmet Burgers, Inc.................  31,187  2,858,289
#            Regal Entertainment Group Class A..............  36,762    757,297
*            Regis Corp.....................................  77,811  1,138,375
             Rent-A-Center, Inc.............................  74,046  1,983,692
#*           Rentrak Corp...................................   9,956    681,687
             Rocky Brands, Inc..............................  21,603    392,311
*            Ruby Tuesday, Inc.............................. 121,476    891,634
             Ruth's Hospitality Group, Inc..................  87,901  1,540,905
#            Ryland Group, Inc. (The).......................  75,987  3,455,129
#            Saga Communications, Inc. Class A..............  15,886    643,383
             Salem Media Group, Inc. Class A................   7,225     46,457
#            Scholastic Corp................................  34,145  1,471,308
#*           Scientific Games Corp. Class A.................  88,145  1,330,990
#            SeaWorld Entertainment, Inc....................  73,172  1,268,803
*            Select Comfort Corp............................  89,608  2,333,392
*            Shiloh Industries, Inc.........................  42,751    482,231
             Shoe Carnival, Inc.............................  50,733  1,436,251
#*           Shutterfly, Inc................................  49,996  2,162,327
             Sinclair Broadcast Group, Inc. Class A.........  60,450  1,754,259
*            Sizmek, Inc....................................  42,248    327,845
*            Skechers U.S.A., Inc. Class A..................  52,918  7,961,513
*            Skullcandy, Inc................................  47,204    345,061
*            Skyline Corp...................................  11,206     36,644
             Sonic Automotive, Inc. Class A.................  53,256  1,240,332
             Sonic Corp..................................... 128,846  3,829,303
#            Sotheby's......................................  55,282  2,312,446
*            Spanish Broadcasting System, Inc. Class A......   4,462     30,788
#            Spartan Motors, Inc............................  49,138    218,173
             Speedway Motorsports, Inc......................  46,760    979,622
#            Stage Stores, Inc..............................  44,773    788,005
             Standard Motor Products, Inc...................  57,284  2,094,876
#*           Standard Pacific Corp.......................... 201,057  1,807,502
*            Stanley Furniture Co., Inc.....................   8,005     24,495
#*           Starz..........................................  77,501  3,134,915
             Stein Mart, Inc................................  89,200    908,948
*            Steiner Leisure, Ltd...........................  15,636    902,197
*            Steven Madden, Ltd.............................  82,515  3,439,225
*            Stoneridge, Inc................................  69,986    851,730

                                     1417

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
#   Strattec Security Corp............................   5,703 $    400,864
*   Strayer Education, Inc............................  10,634      591,357
    Sturm Ruger & Co., Inc............................  31,391    1,884,088
    Superior Industries International, Inc............  45,688      773,041
    Superior Uniform Group, Inc.......................  18,072      347,525
    Sypris Solutions, Inc.............................  25,625       32,031
#*  Systemax, Inc.....................................  67,918      463,201
*   Tandy Leather Factory, Inc........................  22,365      189,655
*   Taylor Morrison Home Corp. Class A................   5,145       99,041
#*  Tempur Sealy International, Inc...................  16,600    1,254,130
*   Tenneco, Inc......................................  41,414    2,062,831
#   Texas Roadhouse, Inc..............................  78,827    3,104,996
    Thor Industries, Inc..............................  61,324    3,426,785
*   Tile Shop Holdings, Inc...........................   4,897       69,929
*   Tilly's, Inc. Class A.............................  13,346      120,781
#   Time, Inc.........................................  49,779    1,111,067
*   Tower International, Inc..........................  30,201      789,152
#*  Town Sports International Holdings, Inc...........  32,688       74,529
*   Trans World Entertainment Corp....................  15,000       52,800
#*  TRI Pointe Group, Inc............................. 101,396    1,500,661
#*  Tuesday Morning Corp..............................  62,219      583,614
#*  Tumi Holdings, Inc................................  42,501      818,144
*   Unifi, Inc........................................  37,068    1,143,919
*   Universal Electronics, Inc........................  27,988    1,450,898
    Universal Technical Institute, Inc................  12,400       78,988
*   US Auto Parts Network, Inc........................  21,016       48,022
    Vail Resorts, Inc.................................  41,800    4,585,042
    Value Line, Inc...................................   4,536       59,558
*   Vista Outdoor, Inc................................  19,090      900,475
#*  Vitamin Shoppe, Inc...............................  48,562    1,785,139
*   VOXX International Corp...........................  47,271      378,168
#   Wendy's Co. (The)................................. 314,539    3,227,170
*   West Marine, Inc..................................  48,991      444,838
    Weyco Group, Inc..................................  10,423      300,808
#*  William Lyon Homes Class A........................   9,358      223,282
#   Winmark Corp......................................   8,419      853,350
#   Winnebago Industries, Inc.........................  48,808    1,089,883
#   Wolverine World Wide, Inc......................... 154,695    4,535,657
*   Zagg, Inc.........................................  53,001      411,818
#*  Zumiez, Inc.......................................  34,623      903,660
                                                               ------------
Total Consumer Discretionary..........................          386,110,518
                                                               ------------
Consumer Staples -- (3.4%)
#   Alico, Inc........................................   7,814      350,223
*   Alliance One International, Inc...................   8,091      182,857
    Andersons, Inc. (The).............................  36,388    1,357,272
#   B&G Foods, Inc....................................  65,317    1,928,811
#*  Boston Beer Co., Inc. (The) Class A...............   8,600    1,896,472
#*  Boulder Brands, Inc............................... 133,867    1,115,112
*   Bridgford Foods Corp..............................   6,838       60,858
#   Cal-Maine Foods, Inc..............................  51,528    2,790,756
#   Calavo Growers, Inc...............................  30,365    1,655,196
    Casey's General Stores, Inc.......................  41,226    4,213,916

                                     1418

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Staples -- (Continued)
*   CCA Industries, Inc...............................  12,833 $   32,339
*   Central Garden & Pet Co...........................  27,336    251,218
*   Central Garden & Pet Co. Class A..................  76,906    775,212
#*  Chefs' Warehouse, Inc. (The)......................  16,114    277,161
#   Coca-Cola Bottling Co. Consolidated...............  12,876  2,085,912
#*  Craft Brew Alliance, Inc..........................  43,879    453,270
*   Darling Ingredients, Inc.......................... 175,468  2,254,764
#   Dean Foods Co..................................... 154,685  2,753,393
*   Diamond Foods, Inc................................  37,576  1,214,081
*   Farmer Bros Co....................................  26,804    634,183
#   Fresh Del Monte Produce, Inc......................  91,010  3,596,715
#   Golden Enterprises, Inc...........................   3,061     12,795
#*  Hain Celestial Group, Inc. (The)..................  39,492  2,684,666
*   HRG Group, Inc....................................   8,065    114,926
    Ingles Markets, Inc. Class A......................  31,886  1,475,684
    Inter Parfums, Inc................................  63,168  1,919,676
#*  Inventure Foods, Inc..............................   8,870     87,192
    J&J Snack Foods Corp..............................  22,863  2,706,065
    John B. Sanfilippo & Son, Inc.....................  18,497    961,659
    Lancaster Colony Corp.............................  24,429  2,277,027
*   Landec Corp.......................................  62,762    837,873
#*  Lifeway Foods, Inc................................  28,187    414,913
#   Limoneira Co......................................   1,383     28,476
*   Mannatech, Inc....................................   1,440     24,912
*   Medifast, Inc.....................................  34,611  1,068,442
#   MGP Ingredients, Inc..............................  41,536    613,487
*   National Beverage Corp............................  81,150  1,928,935
*   Natural Alternatives International, Inc...........  14,504     87,097
#*  Natural Grocers by Vitamin Cottage, Inc...........   2,633     70,406
#   Nature's Sunshine Products, Inc...................   1,300     16,289
#   Nu Skin Enterprises, Inc. Class A.................  12,563    498,123
*   Nutraceutical International Corp..................  26,269    634,922
    Oil-Dri Corp. of America..........................  12,831    336,942
*   Omega Protein Corp................................  49,304    701,103
#   Orchids Paper Products Co.........................  10,337    260,906
#   Pilgrim's Pride Corp..............................  61,320  1,326,965
#*  Post Holdings, Inc................................  89,128  4,789,739
#   Pricesmart, Inc...................................  28,537  2,765,521
*   Revlon, Inc. Class A..............................  77,452  2,785,948
*   Rite Aid Corp.....................................  13,864    123,528
    Rocky Mountain Chocolate Factory, Inc.............  12,033    156,188
#   Sanderson Farms, Inc..............................  33,245  2,393,972
*   Seaboard Corp.....................................      99    344,025
*   Seneca Foods Corp. Class A........................  20,571    600,467
*   Seneca Foods Corp. Class B........................   1,443     46,710
    Snyder's-Lance, Inc...............................  81,431  2,648,136
    SpartanNash Co....................................  76,960  2,478,882
    Spectrum Brands Holdings, Inc.....................  11,814  1,251,693
*   SUPERVALU, Inc.................................... 246,982  2,277,174
*   Tofutti Brands, Inc...............................   7,749     33,321
#   Tootsie Roll Industries, Inc......................  34,996  1,136,320
*   TreeHouse Foods, Inc..............................  43,568  3,570,833
#*  United Natural Foods, Inc.........................  11,925    542,945

                                     1419

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
    United-Guardian, Inc..............................  13,162 $   255,474
#   Universal Corp....................................  33,750   1,925,438
#*  USANA Health Sciences, Inc........................  26,952   3,359,567
#   Vector Group, Ltd.................................  55,578   1,407,235
    Village Super Market, Inc. Class A................   9,854     282,613
    WD-40 Co..........................................  17,475   1,566,284
    Weis Markets, Inc.................................  31,449   1,326,204
                                                               -----------
Total Consumer Staples................................          89,037,419
                                                               -----------
Energy -- (3.1%)
    Adams Resources & Energy, Inc.....................   7,953     379,915
#   Alon USA Energy, Inc..............................  94,858   1,765,307
#*  Approach Resources, Inc...........................  37,941     147,590
#   Atwood Oceanics, Inc..............................  48,667   1,012,274
*   Barnwell Industries, Inc..........................   8,064      18,870
#*  Basic Energy Services, Inc........................  86,412     521,928
#*  Bill Barrett Corp.................................  55,509     315,291
#*  Bonanza Creek Energy, Inc.........................  61,461     480,010
#   Bristow Group, Inc................................  48,946   2,205,017
#*  C&J Energy Services, Ltd..........................  45,306     437,203
#   California Resources Corp.........................  98,551     416,871
#*  Callon Petroleum Co............................... 132,932     869,375
#   CARBO Ceramics, Inc...............................  18,738     615,543
*   Carrizo Oil & Gas, Inc............................ 126,836   4,836,257
#*  Clayton Williams Energy, Inc......................  17,125     689,795
#*  Clean Energy Fuels Corp...........................  67,036     386,127
#*  Cloud Peak Energy, Inc............................  46,104     146,611
#   Comstock Resources, Inc...........................  29,426      37,077
*   Contango Oil & Gas Co.............................  23,999     220,311
*   Dawson Geophysical Co.............................  13,173      54,404
    Delek US Holdings, Inc............................ 105,657   3,768,785
    DHT Holdings, Inc.................................  89,587     712,217
#*  Dril-Quip, Inc....................................  10,011     584,742
#   Energy XXI, Ltd...................................  68,602     121,426
*   ENGlobal Corp.....................................  46,636      56,896
    EnLink Midstream LLC..............................  89,120   2,401,784
*   Era Group, Inc....................................  20,133     340,852
    Evolution Petroleum Corp..........................  16,274      84,950
    Exterran Holdings, Inc............................  98,824   2,449,847
*   FieldPoint Petroleum Corp.........................  10,805      11,345
#*  Forum Energy Technologies, Inc....................   7,387     112,873
#   GasLog, Ltd.......................................  62,981     977,465
#*  Gastar Exploration, Inc...........................  53,766      91,402
#*  Geospace Technologies Corp........................  10,600     184,864
#   Green Plains, Inc.................................  69,992   1,571,320
    Gulf Island Fabrication, Inc......................   2,300      26,243
#   Gulfmark Offshore, Inc. Class A...................   4,000      37,680
*   Gulfport Energy Corp..............................  12,319     403,570
#*  Harvest Natural Resources, Inc....................  38,926      42,040
*   Helix Energy Solutions Group, Inc................. 153,898   1,288,126
#*  HKN, Inc..........................................     853      38,385
#*  Hornbeck Offshore Services, Inc...................  52,408     953,826
#*  ION Geophysical Corp..............................  56,419      44,565

                                     1420

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Energy -- (Continued)
*   Jones Energy, Inc. Class A........................   3,653 $   25,717
#*  Key Energy Services, Inc.......................... 155,734    141,733
*   Kosmos Energy, Ltd................................  32,263    232,294
#   LinnCo LLC........................................  75,204    293,296
#*  Matador Resources Co.............................. 138,970  3,061,509
*   Matrix Service Co.................................  65,962  1,278,344
#*  McDermott International, Inc......................  19,549     86,016
*   Mitcham Industries, Inc...........................  12,800     52,864
*   Natural Gas Services Group, Inc...................  27,719    557,706
*   Newpark Resources, Inc............................ 159,630  1,154,125
    Noble Energy, Inc.................................   6,235    219,646
#*  Nordic American Offshore, Ltd.....................     113        806
#   Nordic American Tankers, Ltd......................     709     10,649
#*  Northern Oil and Gas, Inc.........................  62,319    296,638
*   Oil States International, Inc.....................     672     20,234
*   Overseas Shipholding Group, Inc...................  31,716    114,178
#   Panhandle Oil and Gas, Inc. Class A...............  29,766    530,430
*   Par Petroleum Corp................................   1,174     21,144
*   Parker Drilling Co................................ 176,739    448,917
    Patterson-UTI Energy, Inc......................... 181,424  2,990,775
#   PBF Energy, Inc. Class A.......................... 156,566  4,942,789
#*  PDC Energy, Inc................................... 108,505  5,094,310
#*  Penn Virginia Corp................................ 110,790    148,459
#*  PetroQuest Energy, Inc............................  89,765    124,773
*   PHI, Inc.(69336T106)..............................     200      5,948
*   PHI, Inc.(69336T205)..............................  28,808    798,846
*   Pioneer Energy Services Corp...................... 112,363    411,249
*   Renewable Energy Group, Inc.......................  47,328    482,746
#*  REX American Resources Corp.......................  18,425    951,467
#*  Rex Energy Corp...................................  78,455    175,739
#*  Rice Energy, Inc..................................   7,201    129,978
#*  RigNet, Inc.......................................  13,826    358,508
*   Ring Energy, Inc..................................   1,619     13,227
    Rowan Cos. P.L.C. Class A.........................   6,803    117,216
#   RPC, Inc..........................................  43,285    532,405
#*  RSP Permian, Inc..................................  14,859    368,503
#   Scorpio Tankers, Inc.............................. 298,822  3,209,348
#*  SEACOR Holdings, Inc..............................  26,314  1,662,255
    SemGroup Corp. Class A............................  47,241  3,358,363
#   Ship Finance International, Ltd...................  79,086  1,323,109
    SM Energy Co......................................  21,984    814,947
#*  Stone Energy Corp.................................  79,203    458,585
    Superior Energy Services, Inc.....................  76,952  1,308,184
#*  Swift Energy Co...................................  34,800     25,446
#*  Synergy Resources Corp............................ 150,456  1,463,937
    Teekay Tankers, Ltd. Class A......................   5,364     38,460
    Tesco Corp........................................  31,808    305,357
*   TETRA Technologies, Inc...........................  83,132    395,708
#   Tidewater, Inc....................................  22,203    433,625
#*  Triangle Petroleum Corp...........................  87,583    324,933
*   Unit Corp.........................................  14,570    287,466
#*  Uranium Energy Corp...............................  14,078     18,865
#   US Silica Holdings, Inc...........................  32,325    727,959

                                     1421

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
#*  Vaalco Energy, Inc................................  26,236 $    34,632
#   W&T Offshore, Inc.................................  43,664     164,613
#*  Warren Resources, Inc.............................  19,206       6,818
    Western Refining, Inc............................. 156,993   6,932,811
#*  Westmoreland Coal Co..............................   4,327      67,458
#   World Fuel Services Corp..........................  10,400     422,760
#*  WPX Energy, Inc...................................  27,530     239,511
                                                               -----------
Total Energy..........................................          82,079,313
                                                               -----------
Financials -- (18.7%)
*   1st Constitution Bancorp..........................     162       1,873
    1st Source Corp...................................  50,617   1,720,472
    Access National Corp..............................   6,930     134,511
    Alexander & Baldwin, Inc..........................  84,009   3,171,340
    Alliance Bancorp, Inc. of Pennsylvania............   1,066      25,190
*   Altisource Asset Management Corp..................   2,193     290,726
*   Altisource Portfolio Solutions SA.................  21,934     716,364
*   Ambac Financial Group, Inc........................  60,100     964,004
    American Equity Investment Life Holding Co........ 150,073   4,433,156
*   American Independence Corp........................   1,081      11,091
    American National Bankshares, Inc.................   4,012      95,004
    American National Insurance Co....................   3,422     365,983
*   American River Bankshares.........................   1,668      16,797
    Ameris Bancorp....................................  61,629   1,664,599
    AMERISAFE, Inc....................................  45,008   2,252,650
    AmeriServ Financial, Inc..........................  63,591     213,666
    Amtrust Financial Services, Inc...................  73,116   5,082,293
    Argo Group International Holdings, Ltd............  47,584   2,682,786
    Arrow Financial Corp..............................  29,492     812,210
    Aspen Insurance Holdings, Ltd..................... 107,257   5,157,989
    Associated Banc-Corp.............................. 252,334   4,973,503
*   Asta Funding, Inc.................................  33,832     282,497
    Astoria Financial Corp............................ 171,851   2,598,387
    Atlantic American Corp............................   4,900      18,130
#*  Atlanticus Holdings Corp..........................  19,846      77,796
    Auburn National Bancorporation, Inc...............     300       8,046
#*  AV Homes, Inc.....................................  10,692     157,921
    Baldwin & Lyons, Inc. Class A.....................     550      13,046
    Baldwin & Lyons, Inc. Class B.....................  18,373     428,458
    Banc of California, Inc...........................  12,026     145,875
    Bancfirst Corp....................................  21,645   1,376,838
*   Bancorp, Inc. (The)...............................  75,779     632,755
#   BancorpSouth, Inc................................. 172,465   4,358,191
    Bank Mutual Corp..................................  26,379     191,775
    Bank of Commerce Holdings.........................     400       2,316
#   Bank of Hawaii Corp...............................  77,207   5,209,156
    Bank of Marin Bancorp.............................   1,028      50,033
#   Bank of the Ozarks, Inc...........................  96,918   4,276,022
    BankFinancial Corp................................  31,569     381,669
    Banner Corp.......................................  47,446   2,261,276
    Bar Harbor Bankshares.............................   6,345     217,633
    BBCN Bancorp, Inc................................. 137,841   2,115,859
*   BBX Capital Corp. Class A.........................     232       3,705

                                     1422

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    BCB Bancorp, Inc..................................   3,171 $   36,657
*   Bear State Financial, Inc.........................     439      4,017
*   Beneficial Bancorp, Inc...........................  92,652  1,191,505
    Berkshire Bancorp, Inc............................     150      1,181
    Berkshire Hills Bancorp, Inc......................  42,526  1,237,507
    BGC Partners, Inc. Class A........................ 183,895  1,811,366
    BNC Bancorp.......................................   3,489     78,572
#*  BofI Holding, Inc.................................  26,229  3,222,233
    Boston Private Financial Holdings, Inc............ 191,899  2,414,089
    Bridge Bancorp, Inc...............................   3,288     85,028
    Brookline Bancorp, Inc............................ 132,821  1,496,893
    Bryn Mawr Bank Corp...............................  27,745    800,166
    C&F Financial Corp................................     679     25,802
    Calamos Asset Management, Inc. Class A............  35,625    427,856
    California First National Bancorp.................   3,097     41,871
#   Camden National Corp..............................  12,552    505,344
    Cape Bancorp, Inc.................................   2,120     22,493
*   Capital Bank Financial Corp. Class A..............  12,449    373,097
    Capital City Bank Group, Inc......................   8,338    128,739
*   Capital Properties, Inc. Class A..................     550      6,999
    Capitol Federal Financial, Inc.................... 238,874  2,871,265
    Cardinal Financial Corp...........................  72,600  1,695,936
*   Cascade Bancorp...................................  63,778    329,094
#   Cash America International, Inc...................  54,688  1,516,498
    Cathay General Bancorp............................ 161,692  5,191,930
    Centerstate Banks, Inc............................  35,041    488,472
    Central Pacific Financial Corp....................  30,557    711,673
    Century Bancorp, Inc. Class A.....................   1,209     50,355
    Charter Financial Corp............................   4,056     49,240
    Chemical Financial Corp...........................  38,762  1,277,208
    Chicopee Bancorp, Inc.............................   2,287     37,850
#   Citizens & Northern Corp..........................   2,220     43,823
    Citizens Community Bancorp, Inc...................  17,782    161,994
    Citizens Holding Co...............................     592     11,881
#*  Citizens, Inc..................................... 100,100    677,677
#   City Holding Co...................................  36,845  1,776,666
    CKX Lands, Inc....................................     702      9,351
#   Clifton Bancorp, Inc..............................  53,560    728,416
    CNB Financial Corp................................  10,688    185,757
    CNO Financial Group, Inc.......................... 336,171  5,997,291
#   CoBiz Financial, Inc..............................  90,061  1,151,880
    Codorus Valley Bancorp, Inc.......................   1,739     35,945
#   Cohen & Steers, Inc...............................   4,311    133,253
*   Colony Bankcorp, Inc..............................   1,629     14,563
    Columbia Banking System, Inc......................  96,710  3,171,121
    Commercial National Financial Corp................     700     16,590
#   Community Bank System, Inc........................  63,132  2,413,536
    Community Trust Bancorp, Inc......................  42,011  1,470,805
    Community West Bancshares.........................   1,200      8,040
    ConnectOne Bancorp, Inc...........................  37,010    790,534
#   Consolidated-Tomoka Land Co.......................  13,475    780,607
#*  Cowen Group, Inc. Class A......................... 226,061  1,277,245
    Crawford & Co. Class A............................  62,652    406,611

                                     1423

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#   Crawford & Co. Class B............................  49,714 $  344,021
#*  Credit Acceptance Corp............................  14,906  3,580,570
*   Customers Bancorp, Inc............................  14,665    368,825
#   CVB Financial Corp................................ 170,515  3,019,821
    Diamond Hill Investment Group, Inc................   6,604  1,271,204
    Dime Community Bancshares, Inc....................  76,658  1,303,186
    Donegal Group, Inc. Class A.......................  44,879    667,351
    Donegal Group, Inc. Class B.......................     870     17,317
#*  Eagle Bancorp, Inc................................   7,735    343,434
#   Eastern Virginia Bankshares, Inc..................     822      5,179
#*  eHealth, Inc......................................  44,212    719,329
    EMC Insurance Group, Inc..........................  42,825  1,032,939
    Employers Holdings, Inc...........................  54,960  1,319,040
#*  Encore Capital Group, Inc.........................  47,727  2,052,738
    Endurance Specialty Holdings, Ltd.................  83,294  5,788,100
*   Enova International, Inc..........................  39,443    713,129
#*  Enstar Group, Ltd.................................  15,761  2,521,602
#   Enterprise Bancorp, Inc...........................   2,244     49,301
    Enterprise Financial Services Corp................  37,667    908,905
    ESSA Bancorp, Inc.................................  11,338    145,693
    Evans Bancorp, Inc................................   1,635     39,649
#   EverBank Financial Corp........................... 102,719  2,048,217
    Evercore Partners, Inc. Class A...................  39,579  2,327,245
#*  Ezcorp, Inc. Class A..............................  57,603    408,405
*   Farmers Capital Bank Corp.........................     844     21,590
    FBL Financial Group, Inc. Class A.................  40,672  2,318,711
    Federal Agricultural Mortgage Corp. Class A.......   1,115     30,105
    Federal Agricultural Mortgage Corp. Class C.......  23,856    638,148
#   Federated Investors, Inc. Class B.................  65,759  2,216,736
    Federated National Holding Co.....................  29,429    694,230
    Fidelity Southern Corp............................  17,606    342,261
    Financial Institutions, Inc.......................  26,721    655,733
*   First Acceptance Corp............................. 122,214    365,420
#   First American Financial Corp..................... 120,655  4,896,180
*   First BanCorp(318672706)..........................  92,151    397,171
    First BanCorp(318910106)..........................  18,060    308,284
    First Bancorp, Inc................................   5,940    112,919
    First Bancshares, Inc. (The)......................     300      5,184
    First Busey Corp.................................. 149,485    952,219
    First Business Financial Services, Inc............     700     30,625
*   First Cash Financial Services, Inc................  34,162  1,389,369
    First Citizens BancShares, Inc. Class A...........   3,772    966,914
    First Commonwealth Financial Corp................. 158,595  1,459,074
    First Community Bancshares, Inc...................  37,579    668,530
    First Connecticut Bancorp, Inc....................   1,466     23,632
    First Defiance Financial Corp.....................  24,297    934,220
    First Federal of Northern Michigan Bancorp, Inc...   2,000     12,340
    First Financial Bancorp...........................  93,995  1,786,845
#   First Financial Bankshares, Inc...................  62,558  2,125,721
    First Financial Corp..............................  32,291  1,071,415
    First Financial Northwest, Inc....................  33,971    422,260
#   First Horizon National Corp....................... 285,059  4,518,185
    First Interstate Bancsystem, Inc..................  31,707    879,235

                                     1424

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    First Merchants Corp..............................  71,810 $1,869,214
    First Midwest Bancorp, Inc........................ 129,261  2,426,229
*   First NBC Bank Holding Co.........................   9,468    361,678
    First Niagara Financial Group, Inc................ 248,404  2,412,003
    First of Long Island Corp. (The)..................     541     14,737
    First South Bancorp, Inc..........................   4,756     37,905
*   First United Corp.................................   1,700     14,314
    First West Virginia Bancorp, Inc..................     449      9,115
    FirstMerit Corp................................... 140,178  2,626,936
*   Flagstar Bancorp, Inc.............................  40,657    825,337
    Flushing Financial Corp...........................  75,448  1,566,300
    FNB Corp.......................................... 324,111  4,469,491
#*  Forestar Group, Inc...............................  56,619    724,723
    Fox Chase Bancorp, Inc............................  33,410    570,309
#*  FRP Holdings, Inc.................................  15,659    462,097
    Fulton Financial Corp............................. 319,023  4,134,538
#   Gain Capital Holdings, Inc........................  44,389    309,835
    GAMCO Investors, Inc. Class A.....................   4,608    316,385
#   German American Bancorp, Inc......................  29,938    871,495
    Glacier Bancorp, Inc.............................. 125,563  3,528,320
*   Global Indemnity P.L.C............................  23,251    642,890
    Great Southern Bancorp, Inc.......................  30,592  1,269,568
*   Green Dot Corp. Class A...........................  60,724  1,258,201
#   Greenhill & Co., Inc..............................  29,784  1,171,405
*   Greenlight Capital Re, Ltd. Class A...............  49,753  1,384,128
    Griffin Land & Nurseries, Inc.....................   3,886    121,865
    Guaranty Bancorp..................................  12,955    207,669
    Guaranty Federal Bancshares, Inc..................   2,022     29,885
*   Hallmark Financial Services, Inc..................  34,269    365,993
    Hancock Holding Co................................  90,332  2,639,501
    Hanmi Financial Corp..............................  80,861  2,046,592
    Hanover Insurance Group, Inc. (The)...............  63,118  5,103,090
    Harleysville Savings Financial Corp...............     101      1,858
    Hawthorn Bancshares, Inc..........................   1,880     26,188
#   HCI Group, Inc....................................  32,112  1,441,187
    Heartland Financial USA, Inc......................  35,926  1,353,692
    Heritage Commerce Corp............................  28,037    310,930
    Heritage Financial Corp...........................  35,011    619,695
    Heritage Oaks Bancorp.............................   1,500     11,940
    HF Financial Corp.................................   2,659     41,268
    HFF, Inc. Class A.................................  61,259  2,808,113
*   Hilltop Holdings, Inc............................. 162,696  3,424,751
    Hingham Institution for Savings...................     559     67,645
*   HMN Financial, Inc................................   2,746     32,128
    Home Bancorp, Inc.................................   1,082     26,217
#   Home BancShares, Inc..............................  97,298  3,874,406
*   HomeStreet, Inc...................................  18,029    407,636
*   HomeTrust Bancshares, Inc.........................   4,615     79,101
    HopFed Bancorp, Inc...............................   5,577     64,861
    Horace Mann Educators Corp........................  77,779  2,740,932
    Horizon Bancorp...................................   2,781     67,467
    Iberiabank Corp...................................  67,767  4,374,360
#*  Imperial Holdings, Inc............................   1,624      9,176

                                     1425

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Independence Holding Co...........................  15,640 $  204,571
    Independent Bank Corp.(453836108).................  40,943  1,980,003
    Independent Bank Corp.(453838609).................  21,971    313,306
    Independent Bank Group, Inc.......................   1,007     44,791
    Infinity Property & Casualty Corp.................  17,124  1,327,281
    Interactive Brokers Group, Inc. Class A........... 101,363  4,069,724
    International Bancshares Corp.....................  97,990  2,638,871
*   INTL. FCStone, Inc................................  33,417    974,440
    Investment Technology Group, Inc..................  57,866  1,177,573
#   Investors Bancorp, Inc............................ 249,880  3,043,538
    Investors Title Co................................   1,371     97,643
#   Janus Capital Group, Inc.......................... 197,324  3,232,167
    Kansas City Life Insurance Co.....................     500     23,545
*   KCG Holdings, Inc. Class A........................  30,722    326,268
*   Kearny Financial Corp.............................  84,032    936,957
    Kemper Corp.......................................  84,651  3,277,687
    Kennedy-Wilson Holdings, Inc......................  55,859  1,414,350
    Kentucky First Federal Bancorp....................   3,402     28,577
#*  Ladenburg Thalmann Financial Services, Inc........  47,177    143,418
    Lake Shore Bancorp, Inc...........................     338      4,504
    Lake Sunapee Bank Group...........................   2,734     40,737
    Lakeland Bancorp, Inc.............................  73,196    827,115
    Lakeland Financial Corp...........................  40,295  1,714,149
    Landmark Bancorp, Inc.............................   2,583     69,431
    LegacyTexas Financial Group, Inc..................  85,389  2,594,972
#*  LendingTree, Inc..................................  16,526  1,370,336
    LNB Bancorp, Inc..................................  12,718    236,555
    Louisiana Bancorp, Inc............................   8,396    202,092
    Macatawa Bank Corp................................  45,865    248,130
*   Magyar Bancorp, Inc...............................     809      8,434
#   Maiden Holdings, Ltd.............................. 113,686  1,880,366
    MainSource Financial Group, Inc...................  45,181    989,012
    Manning & Napier, Inc.............................   5,656     56,560
*   Marcus & Millichap, Inc...........................   2,076    106,374
    MarketAxess Holdings, Inc.........................  48,452  4,738,606
    Marlin Business Services Corp.....................  30,229    480,339
    MB Financial, Inc................................. 131,678  4,490,220
#*  MBIA, Inc......................................... 220,895  1,314,325
*   MBT Financial Corp................................   3,037     17,736
    Mercantile Bank Corp..............................  12,831    264,319
    Merchants Bancshares, Inc.........................  14,947    472,325
#   Mercury General Corp..............................  56,492  3,188,973
*   Meridian Bancorp, Inc.............................  83,747  1,092,061
    Meta Financial Group, Inc.........................   3,579    180,954
    Metro Bancorp, Inc................................  33,736    825,520
#*  MGIC Investment Corp.............................. 216,764  2,399,577
    Mid Penn Bancorp, Inc.............................     531      8,698
    MidSouth Bancorp, Inc.............................  17,536    244,627
    MidWestOne Financial Group, Inc...................   4,319    139,892
    Montpelier Re Holdings, Ltd.......................  85,084  3,628,833
    MutualFirst Financial, Inc........................   5,459    128,942
    National Bank Holdings Corp. Class A..............  15,876    343,557
    National Bankshares, Inc..........................     300      9,135

                                     1426

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    National Interstate Corp..........................  37,492 $  947,048
    National Penn Bancshares, Inc..................... 255,480  2,738,746
    National Security Group, Inc. (The)...............   1,000     14,150
    National Western Life Insurance Co. Class A.......   1,800    433,782
#*  Nationstar Mortgage Holdings, Inc.................     658     12,206
*   Naugatuck Valley Financial Corp...................      99      1,059
*   Navigators Group, Inc. (The)......................  21,435  1,675,788
    NBT Bancorp, Inc..................................  52,490  1,418,805
    Nelnet, Inc. Class A..............................  59,149  2,329,879
    NewBridge Bancorp.................................  20,781    183,081
#*  NewStar Financial, Inc............................ 112,087  1,296,847
*   Nicholas Financial, Inc...........................     800     10,472
    Northeast Community Bancorp, Inc..................  33,757    254,865
#   Northfield Bancorp, Inc...........................  78,040  1,175,282
    Northrim BanCorp, Inc.............................   4,511    114,083
    Northwest Bancshares, Inc......................... 164,679  2,089,777
    Norwood Financial Corp............................     633     19,401
#   Ocean Shore Holding Co............................     205      3,073
    OceanFirst Financial Corp.........................  42,221    740,134
    OFG Bancorp.......................................  94,978    765,523
    Ohio Valley Banc Corp.............................     600     13,662
    Old Line Bancshares, Inc..........................     391      6,186
    Old National Bancorp.............................. 199,189  2,866,330
*   Old Second Bancorp, Inc...........................   7,662     49,880
    OneBeacon Insurance Group, Ltd. Class A...........  39,102    566,979
    Oppenheimer Holdings, Inc. Class A................   6,415    145,620
    Oritani Financial Corp............................  82,720  1,299,531
    Pacific Continental Corp..........................  40,343    535,755
*   Pacific Mercantile Bancorp........................  21,505    158,922
*   Pacific Premier Bancorp, Inc......................  11,703    222,474
#   PacWest Bancorp...................................  44,968  2,081,569
#   Park National Corp................................  15,289  1,339,316
    Park Sterling Corp................................  45,291    327,907
    Peapack Gladstone Financial Corp..................   6,241    138,550
#   Penns Woods Bancorp, Inc..........................   3,062    131,482
*   PennyMac Financial Services, Inc. Class A.........     630     11,485
    Peoples Bancorp of North Carolina, Inc............     986     18,103
    Peoples Bancorp, Inc..............................  23,072    485,435
*   PHH Corp..........................................  80,730  2,015,021
#*  Phoenix Cos., Inc. (The)..........................   1,650     22,770
*   PICO Holdings, Inc................................  43,802    540,079
    Pinnacle Financial Partners, Inc..................  76,811  4,077,896
*   Piper Jaffray Cos.................................  17,595    789,136
*   Popular, Inc......................................  28,827    882,683
#*  PRA Group, Inc....................................  76,118  4,837,299
    Preferred Bank....................................   9,063    285,666
    Premier Financial Bancorp, Inc....................   7,377    111,466
#   Primerica, Inc....................................  92,216  4,170,930
    PrivateBancorp, Inc............................... 130,534  5,396,276
    ProAssurance Corp.................................  43,139  2,083,182
    Prosperity Bancshares, Inc........................   8,768    478,645
    Provident Financial Holdings, Inc.................   5,964     95,961
    Provident Financial Services, Inc.................  98,410  1,930,804

                                     1427

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
#   Prudential Bancorp, Inc...........................   1,711 $   25,169
    Pulaski Financial Corp............................  10,509    135,881
    Pzena Investment Management, Inc. Class A.........  14,969    155,678
    QC Holdings, Inc..................................  11,794     27,834
#   Radian Group, Inc................................. 324,032  5,981,631
#   RCS Capital Corp. Class A.........................     488      2,845
*   Regional Management Corp..........................   1,199     23,165
    RenaissanceRe Holdings, Ltd.......................  22,144  2,376,051
#   Renasant Corp.....................................  79,104  2,543,194
#   Republic Bancorp, Inc. Class A....................  38,176    960,126
#*  Republic First Bancorp, Inc.......................  13,084     45,532
    Resource America, Inc. Class A....................  29,699    239,968
    Riverview Bancorp, Inc............................   8,195     35,484
#   RLI Corp..........................................  64,479  3,561,175
*   Royal Bancshares of Pennsylvania, Inc. Class A....  11,622     22,198
    S&T Bancorp, Inc..................................  61,185  1,891,840
#*  Safeguard Scientifics, Inc........................  51,275    941,409
    Safety Insurance Group, Inc.......................  33,272  1,929,443
    Salisbury Bancorp, Inc............................     276      8,247
    Sandy Spring Bancorp, Inc.........................  56,056  1,532,571
*   Seacoast Banking Corp. of Florida.................  13,419    200,614
*   Security National Financial Corp. Class A.........   3,015     23,427
*   Select Bancorp, Inc...............................   1,478     11,676
    Selective Insurance Group, Inc....................  77,245  2,379,918
*   Shore Bancshares, Inc.............................   4,580     43,189
    SI Financial Group, Inc...........................  34,659    413,828
*   Siebert Financial Corp............................   7,500     12,675
    Sierra Bancorp....................................  19,374    321,608
    Simmons First National Corp. Class A..............  42,274  1,921,353
#   South State Corp..................................  46,032  3,577,607
*   Southern First Bancshares, Inc....................   2,435     48,797
    Southern Missouri Bancorp, Inc....................     800     15,104
#   Southern National Bancorp of Virginia, Inc........     342      3,954
    Southside Bancshares, Inc.........................  62,457  1,706,325
    Southwest Bancorp, Inc............................  39,847    698,518
    Southwest Georgia Financial Corp..................   1,439     21,017
#*  St Joe Co. (The)..................................  66,950  1,087,937
    StanCorp Financial Group, Inc.....................  65,152  7,428,631
    State Auto Financial Corp.........................  33,371    807,578
    State Bank Financial Corp.........................   9,021    182,675
    Sterling Bancorp.................................. 169,132  2,518,375
    Stewart Information Services Corp.................  40,713  1,674,119
*   Stifel Financial Corp.............................  65,436  3,595,708
#   Stock Yards Bancorp, Inc..........................  29,595  1,090,872
*   Stratus Properties, Inc...........................  11,662    176,096
    Suffolk Bancorp...................................  17,137    493,888
    Summit State Bank.................................     800     10,616
#*  Sun Bancorp, Inc..................................  12,584    262,880
    Susquehanna Bancshares, Inc....................... 282,820  4,016,044
    Sussex Bancorp....................................   1,111     13,499
    Symetra Financial Corp............................ 175,375  4,391,390
    Synovus Financial Corp............................  47,535  1,498,303
    Talmer Bancorp, Inc. Class A......................   4,640     75,632

                                     1428

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Financials -- (Continued)
    TCF Financial Corp................................ 287,338 $  4,729,583
#*  Tejon Ranch Co....................................  34,897      866,144
    Territorial Bancorp, Inc..........................  18,609      470,994
#*  Texas Capital Bancshares, Inc.....................  76,001    4,479,499
    Timberland Bancorp, Inc...........................   8,251       88,203
#   Tompkins Financial Corp...........................  26,611    1,438,325
    TowneBank.........................................  41,383      730,410
    Trico Bancshares..................................  34,902      865,221
#*  TriState Capital Holdings, Inc....................   1,600       20,208
#   TrustCo Bank Corp. NY............................. 211,333    1,316,605
#   Trustmark Corp.................................... 114,601    2,755,008
#   UMB Financial Corp................................  64,690    3,546,306
#   Umpqua Holdings Corp.............................. 151,578    2,688,994
*   Unico American Corp...............................   4,300       40,076
    Union Bankshares Corp.............................  92,172    2,274,805
    United Bancshares, Inc............................     110        1,732
#   United Bankshares, Inc............................ 121,967    4,943,322
    United Community Banks, Inc.......................  73,876    1,541,792
    United Community Financial Corp...................  26,279      135,600
    United Financial Bancorp, Inc..................... 147,770    1,993,417
    United Fire Group, Inc............................  35,514    1,227,364
    United Insurance Holdings Corp....................  14,025      225,241
*   United Security Bancshares........................   6,771       34,329
    Unity Bancorp, Inc................................   6,362       62,475
#   Universal Insurance Holdings, Inc.................  95,055    2,606,408
    Univest Corp. of Pennsylvania.....................  18,863      375,940
    Validus Holdings, Ltd.............................   8,280      383,778
#   Valley National Bancorp........................... 149,749    1,485,510
#   Virtus Investment Partners, Inc...................  11,398    1,377,562
    VSB Bancorp, Inc..................................     478        5,973
*   Walker & Dunlop, Inc..............................  54,318    1,300,916
    Washington Federal, Inc........................... 166,115    3,867,157
#   Washington Trust Bancorp, Inc.....................  37,010    1,471,888
#   Waterstone Financial, Inc.........................  82,974    1,071,194
    Wayne Savings Bancshares, Inc.....................     132        1,695
    Webster Financial Corp............................ 144,207    5,575,043
    WesBanco, Inc.....................................  66,703    2,215,874
    West Bancorporation, Inc..........................  39,760      776,513
#   Westamerica Bancorporation........................  30,144    1,476,453
*   Western Alliance Bancorp.......................... 163,870    5,543,722
    Westfield Financial, Inc..........................  24,844      184,094
    Westwood Holdings Group, Inc......................  14,454      868,396
    Wilshire Bancorp, Inc............................. 187,313    2,176,577
    Wintrust Financial Corp...........................  93,419    5,037,152
#   WisdomTree Investments, Inc....................... 145,834    3,631,267
#*  World Acceptance Corp.............................  21,517    1,170,955
#   WSFS Financial Corp...............................  19,295      553,959
    WVS Financial Corp................................     700        7,756
*   Yadkin Financial Corp.............................   5,943      127,537
                                                               ------------
Total Financials......................................          492,647,251
                                                               ------------
Health Care -- (9.0%)
#   Abaxis, Inc.......................................  20,277    1,015,067

                                     1429

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Health Care -- (Continued)
#*  Acadia Healthcare Co., Inc........................  37,536 $2,994,622
    Aceto Corp........................................  70,011  1,640,358
#*  Acorda Therapeutics, Inc..........................  28,629    983,692
#   Adcare Health Systems, Inc........................   1,300      4,940
*   Addus HomeCare Corp...............................  26,950    731,423
#*  Advaxis, Inc......................................   6,664    111,022
#*  Affymetrix, Inc................................... 186,852  2,047,898
#*  Air Methods Corp..................................  68,832  2,711,292
#*  Akorn, Inc........................................  53,482  2,466,055
#*  Albany Molecular Research, Inc....................  84,130  1,778,508
*   Alere, Inc........................................  48,570  2,360,988
*   Alliance HealthCare Services, Inc.................  10,779    161,254
*   Allscripts Healthcare Solutions, Inc.............. 193,855  2,803,143
*   Almost Family, Inc................................  16,204    709,087
#*  Alnylam Pharmaceuticals, Inc......................   7,532    959,803
*   Alphatec Holdings, Inc............................  98,371    133,785
#*  AMAG Pharmaceuticals, Inc.........................  18,629  1,190,393
*   Amedisys, Inc.....................................  64,588  2,817,974
*   AMN Healthcare Services, Inc......................  86,819  2,555,083
*   Amsurg Corp.......................................  71,995  5,164,921
#*  Anacor Pharmaceuticals, Inc.......................   2,760    411,764
    Analogic Corp.....................................  16,738  1,348,246
*   AngioDynamics, Inc................................  56,468    875,254
#*  Anika Therapeutics, Inc...........................  38,035  1,441,526
#*  Arrhythmia Research Technology, Inc...............   6,700     42,679
    Atrion Corp.......................................   3,399  1,372,856
*   Bio-Reference Laboratories, Inc...................  30,365  1,347,295
#*  BioScrip, Inc.....................................  89,736    225,237
*   Biospecifics Technologies Corp....................  10,254    704,655
*   BioTelemetry, Inc.................................  60,872    744,465
*   Bovie Medical Corp................................  24,077     55,618
*   Cambrex Corp......................................  72,842  3,587,468
    Cantel Medical Corp...............................  83,217  4,566,949
*   Capital Senior Living Corp........................  75,382  1,680,265
*   Charles River Laboratories International, Inc.....  70,800  5,495,496
#   Chemed Corp.......................................  23,330  3,463,572
#   Computer Programs & Systems, Inc..................  20,294    949,150
    CONMED Corp.......................................  45,317  2,570,380
*   Corvel Corp.......................................  44,234  1,413,719
*   Cross Country Healthcare, Inc.....................  55,302    667,495
    CryoLife, Inc.....................................  75,867    830,744
#*  Cumberland Pharmaceuticals, Inc...................  43,160    268,887
*   Cutera, Inc.......................................  35,410    537,524
*   Cyberonics, Inc...................................  27,950  1,716,130
*   Cynosure, Inc. Class A............................  45,467  1,764,120
#*  Depomed, Inc......................................  51,150  1,611,225
    Digirad Corp......................................  38,425    167,917
*   Emergent Biosolutions, Inc........................  55,196  1,812,085
*   Endo International P.L.C..........................   7,357    644,032
    Ensign Group, Inc. (The)..........................  37,116  1,897,370
*   Enzo Biochem, Inc.................................  69,215    207,645
*   Exactech, Inc.....................................  29,065    580,719
#*  ExamWorks Group, Inc..............................  36,009  1,263,196

                                     1430

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
*           Five Star Quality Care, Inc.....................  68,444 $  309,367
*           Genesis Healthcare, Inc.........................  24,519    149,811
*           Globus Medical, Inc. Class A....................  51,980  1,458,559
*           Greatbatch, Inc.................................  61,421  3,349,287
*           Haemonetics Corp................................  68,460  2,739,085
#*          Halyard Health, Inc.............................  12,347    503,017
#*          Hanger, Inc.....................................  44,689    967,070
*           Harvard Bioscience, Inc.........................  68,472    334,828
*           Health Net, Inc.................................  96,107  6,425,714
#           HealthSouth Corp................................  17,975    821,457
*           HealthStream, Inc...............................  59,755  1,676,725
#*          Healthways, Inc.................................  68,220    863,665
            Hill-Rom Holdings, Inc..........................  87,296  4,891,195
#*          HMS Holdings Corp...............................  44,560    513,331
*           ICU Medical, Inc................................  20,567  2,055,055
#*          Idera Pharmaceuticals, Inc......................  27,162     97,240
#*          Impax Laboratories, Inc.........................  79,416  3,848,499
#*          Infinity Pharmaceuticals, Inc...................  30,717    268,467
#*          InfuSystems Holdings, Inc.......................   3,700     11,618
#*          Insys Therapeutics, Inc.........................  34,000  1,527,280
*           Integra LifeSciences Holdings Corp..............  48,519  3,111,523
            Invacare Corp...................................  54,751    933,505
*           IPC Healthcare, Inc.............................  32,274  1,789,593
*           Iridex Corp.....................................  11,951     85,569
#*          Isis Pharmaceuticals, Inc.......................   5,421    297,775
            Kewaunee Scientific Corp........................   2,000     33,800
*           Kindred Biosciences, Inc........................   1,600      9,984
            Kindred Healthcare, Inc......................... 125,700  2,593,191
#           Landauer, Inc...................................   9,578    339,827
#*          Lannett Co., Inc................................  69,926  4,167,590
            LeMaitre Vascular, Inc..........................  30,196    429,991
*           LHC Group, Inc..................................  30,542  1,230,537
*           LifePoint Hospitals, Inc........................  23,747  1,967,676
#*          Ligand Pharmaceuticals, Inc. Class B............  27,605  2,988,517
#*          Lipocine, Inc...................................   4,489     55,484
#*          Luminex Corp....................................  27,858    479,993
*           Magellan Health, Inc............................  44,482  2,695,164
*           Mallinckrodt P.L.C..............................  29,265  3,627,689
*           Masimo Corp.....................................  37,662  1,569,752
*           MedAssets, Inc..................................  60,683  1,413,914
(degrees)*  MedCath Corp....................................  41,900         --
#*          Medicines Co. (The).............................  98,973  3,106,762
#*          MediciNova, Inc.................................  10,669     39,689
*           Merge Healthcare, Inc........................... 156,968    861,754
#           Meridian Bioscience, Inc........................  65,219  1,179,812
*           Merit Medical Systems, Inc......................  63,338  1,618,919
*           Misonix, Inc....................................   1,809     16,824
#*          Molina Healthcare, Inc..........................  72,840  5,494,321
*           Momenta Pharmaceuticals, Inc....................   3,105     67,503
#*          Myriad Genetics, Inc............................  58,920  2,010,350
#           National Healthcare Corp........................  22,690  1,434,008
#           National Research Corp. Class A.................  35,889    531,157
#           National Research Corp. Class B.................   5,881    204,718

                                     1431

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Health Care -- (Continued)
*   Natus Medical, Inc................................  81,179 $3,666,044
*   Neogen Corp.......................................  29,435  1,712,823
*   NuVasive, Inc.....................................  52,223  2,872,787
#*  Ocera Therapeutics, Inc...........................   2,400      9,408
*   Omnicell, Inc.....................................  93,919  3,429,922
#*  Opko Health, Inc.................................. 173,753  2,844,337
#*  OraSure Technologies, Inc.........................  51,569    254,751
*   Orthofix International NV.........................  33,375  1,113,390
#   Owens & Minor, Inc................................  90,835  3,193,759
#*  PAREXEL International Corp........................  71,310  4,917,538
#*  PDI, Inc..........................................  33,451     71,251
#   PDL BioPharma, Inc................................ 150,411    875,392
#*  Pernix Therapeutics Holdings, Inc.................   4,466     22,241
*   PharMerica Corp...................................  58,383  1,994,947
#*  Pozen, Inc........................................  61,368    711,869
*   Premier, Inc. Class A.............................   6,166    220,496
*   Prestige Brands Holdings, Inc..................... 110,081  5,242,057
#*  Progenics Pharmaceuticals, Inc....................  37,511    324,845
#*  Providence Service Corp. (The)....................  33,131  1,559,145
#*  pSivida Corp......................................   1,119      4,543
#   Quality Systems, Inc..............................  45,301    577,588
#*  Quidel Corp.......................................  56,818  1,176,701
*   RadNet, Inc.......................................  72,814    487,126
*   Receptos, Inc.....................................   1,133    258,165
#*  Repligen Corp.....................................  80,227  2,808,747
*   Rigel Pharmaceuticals, Inc........................  65,514    195,232
*   RTI Surgical, Inc................................. 134,982    982,669
#*  Sagent Pharmaceuticals, Inc.......................  36,589    899,358
*   SciClone Pharmaceuticals, Inc..................... 141,394  1,288,099
*   SeaSpine Holdings Corp............................  16,173    253,593
    Select Medical Holdings Corp...................... 194,505  2,806,707
    Span-America Medical Systems, Inc.................   5,507     97,364
#*  Spectrum Pharmaceuticals, Inc.....................  68,193    471,555
#   STERIS Corp.......................................  52,222  3,610,107
#*  Sucampo Pharmaceuticals, Inc. Class A.............  83,797  1,825,937
*   Supernus Pharmaceuticals, Inc.....................  79,958  1,695,909
#*  SurModics, Inc....................................  42,438    996,869
*   Symmetry Surgical, Inc............................  21,650    180,344
*   Targacept, Inc....................................  12,973     31,914
*   Team Health Holdings, Inc.........................  12,258    826,312
*   Thoratec Corp.....................................  46,204  2,924,251
*   Tonix Pharmaceuticals Holding Corp................   2,103     17,728
*   Tornier NV........................................  28,135    700,280
*   Triple-S Management Corp. Class B.................  36,746    792,979
*   Universal American Corp........................... 125,991  1,167,937
    US Physical Therapy, Inc..........................  29,093  1,537,856
    Utah Medical Products, Inc........................   8,858    484,267
*   Vascular Solutions, Inc...........................  36,394  1,354,949
*   VCA, Inc..........................................  83,342  5,128,033
#*  WellCare Health Plans, Inc........................  34,355  2,775,884
    West Pharmaceutical Services, Inc.................  57,166  3,422,528

                                     1432

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Health Care -- (Continued)
#*  Wright Medical Group, Inc.........................  30,247 $    781,582
                                                               ------------
Total Health Care.....................................          238,405,267
                                                               ------------
Industrials -- (14.4%)
#   AAON, Inc......................................... 102,100    2,265,599
    AAR Corp..........................................  61,984    1,670,469
    ABM Industries, Inc...............................  73,398    2,419,198
#   Acacia Research Corp..............................  40,041      376,786
*   ACCO Brands Corp.................................. 134,729    1,102,083
*   Accuride Corp.....................................   6,373       25,938
    Acme United Corp..................................   9,349      170,432
    Actuant Corp. Class A............................. 106,448    2,454,691
#*  Adept Technology, Inc.............................  19,544      139,935
#*  Advisory Board Co. (The)..........................  38,826    2,325,677
*   Aegion Corp.......................................  68,967    1,363,478
*   AeroCentury Corp..................................     761        6,141
#*  Aerojet Rocketdyne Holdings, Inc..................  97,290    2,277,559
*   Aerovironment, Inc................................  56,051    1,460,689
*   Air Transport Services Group, Inc................. 123,338    1,276,548
    Alamo Group, Inc..................................  26,675    1,401,504
    Alaska Air Group, Inc.............................  51,665    3,913,624
    Albany International Corp. Class A................  43,093    1,603,921
    Allegiant Travel Co...............................  21,587    4,592,203
    Allied Motion Technologies, Inc...................  12,889      272,473
    Altra Industrial Motion Corp......................  65,956    1,675,282
    AMERCO............................................  24,523    8,812,831
#   American Railcar Industries, Inc..................  53,313    2,129,854
#   American Science & Engineering, Inc...............   9,850      440,197
*   American Woodmark Corp............................  32,851    2,160,282
*   AMREP Corp........................................   2,776       14,296
    AO Smith Corp.....................................  19,500    1,400,490
    Apogee Enterprises, Inc...........................  71,177    3,927,547
#   Applied Industrial Technologies, Inc..............  67,589    2,610,963
*   ARC Document Solutions, Inc.......................  78,737      544,073
    ArcBest Corp......................................  53,407    1,765,101
    Argan, Inc........................................  29,608    1,151,159
*   Armstrong World Industries, Inc...................  33,406    1,954,251
*   Arotech Corp......................................  20,131       46,503
    Astec Industries, Inc.............................  29,911    1,175,801
*   Astronics Corp....................................  24,715    1,532,330
#*  Astronics Corp. Class B...........................  10,735      666,429
*   Atlas Air Worldwide Holdings, Inc.................  32,701    1,607,254
*   Avis Budget Group, Inc............................   7,700      334,411
    AZZ, Inc..........................................  40,042    2,072,173
    Barnes Group, Inc.................................  83,806    3,262,568
#   Barrett Business Services, Inc....................   8,397      347,636
*   Beacon Roofing Supply, Inc........................  64,125    2,244,375
*   Blount International, Inc......................... 105,251      879,898
*   BlueLinx Holdings, Inc............................  43,700       41,515
    Brady Corp. Class A...............................  57,368    1,349,295
*   Breeze-Eastern Corp...............................  17,347      213,368
#   Briggs & Stratton Corp............................  78,708    1,454,524
    Brink's Co. (The).................................  46,844    1,462,938

                                     1433

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*           Builders FirstSource, Inc.......................  41,898 $  630,146
            BWX Technologies, Inc...........................  35,800    879,248
*           CAI International, Inc..........................  41,733    586,766
#*          Casella Waste Systems, Inc. Class A.............  93,949    596,576
#*          CBIZ, Inc....................................... 114,558  1,122,668
            CDI Corp........................................  31,841    385,595
            CEB, Inc........................................  33,037  2,527,991
#           Ceco Environmental Corp.........................  38,427    345,843
            Celadon Group, Inc..............................  55,816  1,211,207
#*          Chart Industries, Inc...........................  31,100    849,030
            Chicago Rivet & Machine Co......................     700     18,214
            CIRCOR International, Inc.......................  26,115  1,249,080
            CLARCOR, Inc....................................  13,465    810,189
            Columbus McKinnon Corp..........................  43,758  1,026,563
            Comfort Systems USA, Inc........................  81,966  2,265,540
#*          Command Security Corp...........................  15,882     28,588
*           Commercial Vehicle Group, Inc...................  34,975    206,702
            Compx International, Inc........................   2,107     24,820
            Con-way, Inc....................................  85,944  3,333,768
*           Continental Building Products, Inc..............  10,695    227,162
*           Continental Materials Corp......................     135      2,022
#           Covanta Holding Corp............................ 196,196  3,872,909
*           Covenant Transportation Group, Inc. Class A.....  39,677    936,774
#*          CPI Aerostructures, Inc.........................  16,210    145,890
*           CRA International, Inc..........................  22,109    516,024
(degrees)*  CTPartners Executive Search, Inc................   4,360        959
            Cubic Corp......................................  33,131  1,470,022
            Curtiss-Wright Corp.............................  61,113  4,117,183
            Deluxe Corp.....................................  58,457  3,766,385
*           DigitalGlobe, Inc............................... 114,420  2,423,416
            Douglas Dynamics, Inc...........................  49,881  1,023,558
*           Ducommun, Inc...................................  25,784    617,527
*           DXP Enterprises, Inc............................  31,485  1,155,500
*           Dycom Industries, Inc...........................  72,056  4,760,019
            Dynamic Materials Corp..........................  29,192    329,286
            Eastern Co. (The)...............................   4,559     79,235
*           Echo Global Logistics, Inc......................  53,681  1,733,896
            Ecology and Environment, Inc. Class A...........     920     10,405
            EMCOR Group, Inc................................  73,629  3,521,675
            Encore Wire Corp................................  41,411  1,421,640
#*          Energy Recovery, Inc............................  52,288    137,517
            EnerSys.........................................  70,988  4,433,201
            Engility Holdings, Inc..........................   6,682    146,403
            Ennis, Inc......................................  54,205    909,560
#           EnPro Industries, Inc...........................  41,842  2,120,553
            EnviroStar, Inc.................................     837      4,537
            ESCO Technologies, Inc..........................  35,948  1,368,540
            Espey Manufacturing & Electronics Corp..........   5,593    149,781
            Essendant, Inc..................................  55,448  2,041,595
*           Esterline Technologies Corp.....................  48,126  4,266,851
            Exponent, Inc...................................  41,202  1,833,077
            Federal Signal Corp............................. 148,867  2,227,050
            Forward Air Corp................................  32,635  1,584,429

                                     1434

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   Franklin Covey Co.................................  41,060 $  776,445
    Franklin Electric Co., Inc........................  60,820  1,755,265
    FreightCar America, Inc...........................  27,558    530,767
*   FTI Consulting, Inc...............................  57,671  2,359,897
*   Fuel Tech, Inc....................................  30,604     55,699
*   Furmanite Corp....................................  79,194    516,345
    G&K Services, Inc. Class A........................  28,477  1,866,952
#   GATX Corp.........................................  49,628  2,632,269
#*  Genco Shipping & Trading, Ltd.....................   7,338     53,347
*   Gencor Industries, Inc............................  10,941    104,924
#*  Generac Holdings, Inc.............................  47,280  1,658,110
#   General Cable Corp................................  89,527  1,461,081
*   Gibraltar Industries, Inc.........................  65,935  1,261,996
    Global Brass & Copper Holdings, Inc...............   6,543    110,250
#   Golden Ocean Group, Ltd...........................   1,700      6,613
*   Goldfield Corp. (The).............................  15,193     21,270
#   Gorman-Rupp Co. (The).............................  35,697    915,271
*   GP Strategies Corp................................  44,418  1,274,352
*   GrafTech International, Ltd.......................  24,447    122,968
    Graham Corp.......................................  19,937    376,411
    Granite Construction, Inc.........................  59,960  2,039,839
*   Great Lakes Dredge & Dock Corp.................... 133,045    674,538
#   Greenbrier Cos., Inc. (The).......................  60,056  2,747,562
    Griffon Corp......................................  91,355  1,574,960
    H&E Equipment Services, Inc.......................  77,349  1,387,641
    Hardinge, Inc.....................................  17,812    151,402
    Harsco Corp.......................................  67,484    927,230
*   Hawaiian Holdings, Inc............................ 137,064  2,977,030
#*  HC2 Holdings, Inc.................................   4,226     32,963
#   Healthcare Services Group, Inc....................  42,258  1,475,227
#   Heartland Express, Inc............................  99,376  2,119,690
#   HEICO Corp........................................  24,786  1,359,016
    HEICO Corp. Class A...............................  53,676  2,434,743
    Heidrick & Struggles International, Inc...........  39,264    858,704
*   Heritage-Crystal Clean, Inc.......................     250      3,213
    Herman Miller, Inc................................  63,692  1,785,924
    Hexcel Corp.......................................   9,359    485,639
*   Hill International, Inc...........................  24,935    119,189
    Hillenbrand, Inc..................................  64,453  1,827,887
#   HNI Corp..........................................  42,854  2,125,130
    Houston Wire & Cable Co...........................  26,057    240,767
*   Hub Group, Inc. Class A...........................  69,570  2,930,984
*   Hudson Global, Inc................................  29,507     64,325
    Huntington Ingalls Industries, Inc................     774     90,875
    Hurco Cos., Inc...................................  16,988    531,724
*   Huron Consulting Group, Inc.......................  34,666  2,650,909
    Hyster-Yale Materials Handling, Inc...............  18,421  1,246,549
*   ICF International, Inc............................  44,438  1,629,097
#*  InnerWorkings, Inc................................  53,735    403,013
*   Innovative Solutions & Support, Inc...............  19,757     58,876
    Insperity, Inc....................................  28,515  1,433,734
    Insteel Industries, Inc...........................  33,274    543,697
*   Integrated Electrical Services, Inc...............  17,521    117,566

                                     1435

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    Interface, Inc.................................... 122,955 $3,193,141
#*  Intersections, Inc................................  18,118     40,403
#*  JetBlue Airways Corp.............................. 324,746  7,462,663
    John Bean Technologies Corp.......................  62,171  2,266,133
    Kadant, Inc.......................................  23,091  1,052,719
#   Kaman Corp........................................  36,928  1,457,548
    KBR, Inc..........................................  15,116    264,077
    Kelly Services, Inc. Class A......................  53,708    802,398
    Kennametal, Inc...................................  34,194  1,083,608
*   Key Technology, Inc...............................  12,633    158,039
    Kforce, Inc.......................................  80,120  1,872,404
    Kimball International, Inc. Class B...............  69,730    789,344
    Knight Transportation, Inc........................ 106,519  2,880,274
    Knoll, Inc........................................  47,423  1,147,637
    Korn/Ferry International..........................  83,648  2,800,535
*   Kratos Defense & Security Solutions, Inc..........  90,208    492,536
#   Landstar System, Inc..............................  27,292  1,965,843
*   Lawson Products, Inc..............................  16,912    462,712
#*  Layne Christensen Co..............................  24,278    201,507
    LB Foster Co. Class A.............................  18,795    551,633
#   Lindsay Corp......................................  14,054  1,178,709
*   LMI Aerospace, Inc................................  12,564    126,896
    LS Starrett Co. (The) Class A.....................   6,620    110,885
    LSI Industries, Inc...............................  24,874    247,745
*   Lydall, Inc.......................................  40,300  1,197,313
*   Magnetek, Inc.....................................   5,010    248,947
#   Manitowoc Co., Inc. (The)......................... 160,050  2,828,083
    Marten Transport, Ltd.............................  83,148  1,612,240
*   MasTec, Inc....................................... 131,334  2,420,486
    Matson, Inc.......................................  68,601  2,841,453
    Matthews International Corp. Class A..............  44,438  2,392,986
    McGrath RentCorp..................................  31,476    798,231
*   Meritor, Inc...................................... 202,752  2,854,748
*   Mfri, Inc.........................................  11,947     67,142
*   Middleby Corp. (The)..............................  42,726  5,242,480
    Miller Industries, Inc............................  28,045    491,068
*   Mistras Group, Inc................................  34,496    620,583
#   Mobile Mini, Inc..................................  64,283  2,386,828
*   Moog, Inc. Class A................................  50,819  3,397,758
*   Moog, Inc. Class B................................     488     32,474
#*  MRC Global, Inc...................................  25,789    331,389
    MSA Safety, Inc...................................  40,012  2,066,620
    Mueller Industries, Inc...........................  96,016  3,108,038
    Mueller Water Products, Inc. Class A.............. 218,949  1,955,215
    Multi-Color Corp..................................  32,495  2,075,131
*   MYR Group, Inc....................................  49,036  1,473,041
#   National Presto Industries, Inc...................   7,876    623,464
*   Navigant Consulting, Inc..........................  68,678  1,079,618
#*  NCI Building Systems, Inc.........................  17,046    220,746
*   NL Industries, Inc................................ 115,497    777,295
#   NN, Inc...........................................  44,380  1,013,195
*   Nortek, Inc.......................................     344     28,067
#*  Northwest Pipe Co.................................  17,603    317,734

                                     1436

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   NV5 Holdings, Inc.................................   1,637 $   39,599
    Omega Flex, Inc...................................  20,621    669,151
*   On Assignment, Inc................................ 101,799  3,900,938
    Orbital ATK, Inc..................................  36,517  2,590,881
#*  Orion Energy Systems, Inc.........................  41,219     88,621
*   Orion Marine Group, Inc...........................  29,209    211,473
*   PAM Transportation Services, Inc..................  16,373    861,220
    Park-Ohio Holdings Corp...........................  31,470  1,413,318
*   Patrick Industries, Inc...........................  34,912  1,258,228
#*  Patriot Transportation Holding, Inc...............   5,218    121,997
*   Performant Financial Corp.........................  17,381     54,403
*   PGT, Inc.......................................... 118,041  1,896,919
#*  Ply Gem Holdings, Inc.............................  12,375    178,819
*   PMFG, Inc.........................................   6,235     38,345
*   Polypore International, Inc.......................     309     18,577
    Powell Industries, Inc............................  27,801    829,582
#*  Power Solutions International, Inc................     466     19,330
*   PowerSecure International, Inc....................  42,765    647,462
    Preformed Line Products Co........................   5,405    186,256
#   Primoris Services Corp............................  55,090    999,884
    Providence and Worcester Railroad Co..............   1,886     32,062
    Quad/Graphics, Inc................................  11,879    195,410
*   Quality Distribution, Inc.........................  46,379    737,890
    Quanex Building Products Corp.....................  56,905  1,142,652
*   Radiant Logistics, Inc............................  15,465     98,203
#   Raven Industries, Inc.............................  53,263  1,034,900
*   RBC Bearings, Inc.................................  26,304  1,782,096
    RCM Technologies, Inc.............................  22,513    113,916
    Regal Beloit Corp.................................     160     11,109
*   Republic Airways Holdings, Inc.................... 114,916    579,177
    Resources Connection, Inc.........................  91,168  1,443,189
*   Rexnord Corp......................................  99,167  2,102,340
*   Roadrunner Transportation Systems, Inc............  49,060  1,284,391
*   RPX Corp..........................................  44,512    689,046
#   RR Donnelley & Sons Co............................  43,702    766,970
#*  Rush Enterprises, Inc. Class A....................  44,647  1,138,052
*   Rush Enterprises, Inc. Class B....................  18,930    438,797
*   Saia, Inc.........................................  61,297  2,661,516
#   Servotronics, Inc.................................   4,083     25,008
    SIFCO Industries, Inc.............................  12,202    167,655
    Simpson Manufacturing Co., Inc....................  78,606  2,815,667
    SkyWest, Inc......................................  58,064    961,540
*   SL Industries, Inc................................  14,437    565,209
*   SP Plus Corp......................................  27,963    731,232
*   Sparton Corp......................................  25,636    611,675
    Standex International Corp........................  32,398  2,424,666
    Steelcase, Inc. Class A........................... 164,056  2,928,400
*   Sterling Construction Co., Inc....................   9,392     44,048
#*  Stock Building Supply Holdings, Inc...............   5,703    110,524
#   Sun Hydraulics Corp...............................  36,421  1,290,032
    Supreme Industries, Inc. Class A..................   6,592     54,318
*   Swift Transportation Co...........................  91,199  2,172,360
    TAL International Group, Inc......................  45,377    898,465

                                     1437

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Industrials -- (Continued)
#*  Taser International, Inc.......................... 117,616 $  3,201,508
*   Team, Inc.........................................  41,632    1,806,829
*   Tecumseh Products Co..............................  14,077       27,591
*   Teledyne Technologies, Inc........................  14,770    1,531,206
    Tennant Co........................................  19,155    1,145,661
    Tetra Tech, Inc...................................  91,783    2,445,099
#   Textainer Group Holdings, Ltd.....................  44,841    1,016,097
*   Thermon Group Holdings, Inc.......................  23,701      571,905
#   Titan International, Inc..........................  74,131      692,384
*   Titan Machinery, Inc..............................  30,929      434,552
    Toro Co. (The)....................................   7,915      540,832
*   TRC Cos., Inc.....................................  52,341      502,474
#*  Trex Co., Inc.....................................  52,216    2,369,040
*   Trimas Corp.......................................  64,488    1,515,468
    Triumph Group, Inc................................  39,894    2,148,292
*   TrueBlue, Inc.....................................  72,527    1,868,296
*   Tutor Perini Corp.................................  58,182    1,217,749
    Twin Disc, Inc....................................  21,167      340,789
*   Ultralife Corp....................................  13,852       56,378
    UniFirst Corp.....................................  23,012    2,550,190
    Universal Forest Products, Inc....................  30,380    1,929,130
    Universal Truckload Services, Inc.................  29,988      633,646
#   US Ecology, Inc...................................  44,741    2,053,164
*   USA Truck, Inc....................................  22,813      446,222
#*  UTi Worldwide, Inc................................ 174,693    1,467,421
*   Vectrus, Inc......................................   3,101       71,943
*   Versar, Inc.......................................  13,985       47,689
    Viad Corp.........................................  43,595    1,249,869
#*  Vicor Corp........................................  24,406      254,066
*   Virco Manufacturing Corp..........................   6,861       17,770
*   Volt Information Sciences, Inc....................  10,482      100,942
    VSE Corp..........................................   8,148      386,215
#*  Wabash National Corp.............................. 133,437    1,833,424
    Watsco, Inc. Class B..............................   1,348      173,171
    Watts Water Technologies, Inc. Class A............  40,117    2,224,889
#   Werner Enterprises, Inc........................... 116,288    3,283,973
#*  Wesco Aircraft Holdings, Inc......................  29,216      420,418
#*  WESCO International, Inc..........................   1,094       67,128
    West Corp.........................................  24,797      715,393
*   Willdan Group, Inc................................   4,556       47,018
*   Willis Lease Finance Corp.........................  11,622      193,855
    Woodward, Inc.....................................  22,777    1,124,273
*   Xerium Technologies, Inc..........................   7,913      134,284
#*  XPO Logistics, Inc................................  49,653    2,152,458
*   YRC Worldwide, Inc................................   2,284       44,081
                                                               ------------
Total Industrials.....................................          379,003,344
                                                               ------------
Information Technology -- (13.5%)
*   ACI Worldwide, Inc................................ 111,286    2,634,140
*   Actua Corp........................................  89,606    1,319,896
*   Acxiom Corp.......................................  99,856    1,788,421
*   ADDvantage Technologies Group, Inc................   5,406       12,218
#   ADTRAN, Inc.......................................  85,415    1,409,348

                                     1438

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Advanced Energy Industries, Inc...................  84,045 $2,201,139
*   Agilysys, Inc.....................................  29,997    254,075
    Alliance Fiber Optic Products, Inc................  10,671    214,167
*   Alpha & Omega Semiconductor, Ltd..................   4,841     38,002
    American Software, Inc. Class A...................  55,346    510,290
*   Amkor Technology, Inc............................. 179,216    790,343
#*  Amtech Systems, Inc...............................  19,414    128,327
#*  Angie's List, Inc.................................  18,223     91,115
*   Anixter International, Inc........................  27,653  1,830,905
*   ARRIS Group, Inc..................................   8,928    276,054
#*  Aspen Technology, Inc.............................  18,271    810,867
    Astro-Med, Inc....................................   5,157     71,321
*   AVG Technologies NV...............................  47,894  1,376,474
*   Aviat Networks, Inc...............................  58,898     67,144
*   Avid Technology, Inc..............................  53,707    658,448
    AVX Corp..........................................  24,583    331,133
*   Aware, Inc........................................  31,813    105,619
*   Axcelis Technologies, Inc......................... 164,292    484,661
*   AXT, Inc..........................................  81,219    190,865
#   Badger Meter, Inc.................................  31,786  1,869,653
*   Barracuda Networks, Inc...........................   9,969    273,549
#   Bel Fuse, Inc. Class A............................   3,911     75,287
    Bel Fuse, Inc. Class B............................  12,225    269,928
    Belden, Inc.......................................  43,692  2,587,877
*   Benchmark Electronics, Inc........................  66,556  1,468,225
    Black Box Corp....................................  15,518    243,012
    Blackbaud, Inc....................................  38,705  2,367,198
*   Blackhawk Network Holdings, Inc...................  21,920  1,006,786
*   Blucora, Inc......................................  98,115  1,390,290
    Booz Allen Hamilton Holding Corp..................  37,228  1,032,332
*   Bottomline Technologies de, Inc...................  37,887  1,040,377
*   BroadVision, Inc..................................   4,587     25,274
    Brooks Automation, Inc............................ 110,737  1,168,275
*   Bsquare Corp......................................  22,057    142,047
*   Cabot Microelectronics Corp.......................  36,053  1,634,643
*   CACI International, Inc. Class A..................  38,166  3,134,574
#*  CalAmp Corp....................................... 100,846  1,725,475
*   Calix, Inc........................................  67,037    565,122
#*  Cardtronics, Inc..................................  50,333  1,865,844
*   Cascade Microtech, Inc............................  23,005    343,005
#   Cass Information Systems, Inc.....................  23,268  1,223,897
*   Ceva, Inc.........................................  37,919    710,223
    Checkpoint Systems, Inc...........................  51,880    453,431
*   CIBER, Inc........................................ 107,228    354,925
#*  Ciena Corp........................................ 168,161  4,279,697
#*  Cimpress NV.......................................  35,640  2,299,849
*   Cirrus Logic, Inc................................. 109,053  3,599,840
#*  Clearfield, Inc...................................  30,926    608,624
    Cognex Corp.......................................  79,688  3,607,476
*   Coherent, Inc.....................................  24,662  1,429,163
    Cohu, Inc.........................................  49,737    492,894
    Communications Systems, Inc.......................  19,815    199,141
*   CommVault Systems, Inc............................   2,352     88,129

                                     1439

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
    Computer Task Group, Inc..........................  30,116 $  210,511
*   comScore, Inc.....................................   4,850    283,725
    Comtech Telecommunications Corp...................  31,096    895,876
    Concurrent Computer Corp..........................  17,104     91,506
*   Constant Contact, Inc.............................  43,288  1,118,562
    Convergys Corp.................................... 170,395  4,278,618
*   CoreLogic, Inc.................................... 106,141  4,186,201
#*  CoStar Group, Inc.................................   4,700    946,063
*   Covisint Corp.....................................  17,280     51,494
#*  Cray, Inc.........................................  93,041  2,413,484
#   CSG Systems International, Inc....................  71,089  2,210,868
    CSP, Inc..........................................   1,770     12,089
    CTS Corp..........................................  68,434  1,285,875
*   CyberOptics Corp..................................  21,740    127,614
    Cypress Semiconductor Corp........................ 233,093  2,675,908
    Daktronics, Inc...................................  86,068    983,757
*   Datalink Corp.....................................  46,119    312,687
#*  Dealertrack Technologies, Inc.....................  96,157  5,968,465
*   DHI Group, Inc.................................... 130,262  1,038,188
    Diebold, Inc......................................  45,528  1,550,228
*   Digi International, Inc...........................  39,512    399,861
#*  Digimarc Corp.....................................  11,643    462,693
*   Diodes, Inc.......................................  61,155  1,357,029
*   Dot Hill Systems Corp............................. 146,916    928,509
*   DSP Group, Inc....................................  52,899    461,808
*   DTS, Inc..........................................  39,711  1,131,366
    EarthLink Holdings Corp........................... 203,537  1,493,962
#   Ebix, Inc.........................................  42,888  1,329,099
*   Edgewater Technology, Inc.........................  10,739     76,140
    Electro Rent Corp.................................  40,995    412,000
    Electro Scientific Industries, Inc................  18,432     84,787
*   Electronics for Imaging, Inc......................  66,927  3,058,564
#*  Ellie Mae, Inc....................................  22,063  1,730,842
#*  eMagin Corp.......................................  18,056     49,473
*   Emcore Corp.......................................  36,583    226,449
#*  EnerNOC, Inc......................................  68,005    559,681
*   Entegris, Inc..................................... 158,168  2,343,259
*   Envestnet, Inc....................................  21,270    963,318
*   EPAM Systems, Inc.................................  39,497  2,927,123
    EPIQ Systems, Inc.................................  66,890  1,107,030
*   ePlus, Inc........................................  19,530  1,502,052
*   Euronet Worldwide, Inc............................  57,470  3,936,695
*   Exar Corp......................................... 109,176    859,215
*   ExlService Holdings, Inc..........................  36,484  1,414,485
*   Extreme Networks, Inc............................. 159,840    370,829
*   Fabrinet..........................................  39,169    726,977
    Fair Isaac Corp...................................  47,990  4,352,213
*   Fairchild Semiconductor International, Inc........ 235,201  3,542,127
#*  FARO Technologies, Inc............................  32,318  1,418,437
#   FEI Co............................................  37,325  3,208,830
#*  Finisar Corp...................................... 164,005  2,855,327
*   FormFactor, Inc................................... 110,489    798,835
    Forrester Research, Inc...........................  38,204  1,195,021

                                     1440

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Frequency Electronics, Inc........................  19,508 $  217,514
*   Global Cash Access Holdings, Inc.................. 164,108    828,745
    Globalscape, Inc..................................  12,700     44,958
*   GrubHub, Inc......................................  35,523  1,126,434
*   GSE Systems, Inc..................................  33,450     53,520
*   GSI Group, Inc....................................  65,199    923,870
*   GSI Technology, Inc...............................  38,850    200,078
*   GTT Communications, Inc...........................  13,442    312,258
#*  Guidance Software, Inc............................     867      8,731
    Hackett Group, Inc. (The).........................  96,523  1,235,494
*   Harmonic, Inc..................................... 156,889    942,903
    Harris Corp.......................................   5,722    474,583
    Heartland Payment Systems, Inc....................  47,898  2,984,045
*   Higher One Holdings, Inc..........................     715      1,659
#*  Hutchinson Technology, Inc........................  49,348     89,813
*   ID Systems, Inc...................................  23,495    131,337
#*  Identiv, Inc......................................     900      4,140
*   IEC Electronics Corp..............................  18,692     71,964
*   II-VI, Inc........................................  70,886  1,205,062
*   Image Sensing Systems, Inc........................   3,500     15,260
*   Imation Corp......................................  41,849    171,581
*   Immersion Corp....................................  30,473    418,090
#*  Infinera Corp.....................................  75,164  1,799,426
*   Innodata, Inc.....................................  45,079    117,656
*   Inphi Corp........................................  31,556    717,268
*   Insight Enterprises, Inc..........................  61,539  1,660,938
*   Integrated Device Technology, Inc................. 216,250  4,132,538
    Integrated Silicon Solution, Inc..................  68,979  1,512,709
*   Intellicheck Mobilisa, Inc........................     764        661
#   InterDigital, Inc.................................  39,407  2,130,737
*   Internap Corp..................................... 124,537  1,146,986
    Intersil Corp. Class A............................ 207,571  2,310,265
#*  Intevac, Inc......................................  22,058    107,422
*   IntraLinks Holdings, Inc..........................  63,464    720,951
*   IntriCon Corp.....................................  16,201    115,027
*   Inuvo, Inc........................................  14,209     42,059
*   IPG Photonics Corp................................   3,925    361,964
#*  Iteris, Inc.......................................  41,957     77,620
#*  Itron, Inc........................................  57,634  1,857,544
*   Ixia..............................................  97,404  1,285,733
    IXYS Corp.........................................  67,866    709,878
#   j2 Global, Inc....................................  52,240  3,677,696
#*  JDS Uniphase Corp................................. 166,478  1,846,241
*   Kemet Corp........................................  24,332     56,694
*   Key Tronic Corp...................................  24,643    246,676
*   Kimball Electronics, Inc..........................  52,116    698,876
#*  Knowles Corp......................................  26,378    502,501
#*  Kopin Corp........................................ 139,599    416,005
*   Kulicke & Soffa Industries, Inc................... 133,042  1,384,967
*   KVH Industries, Inc...............................  36,615    449,632
*   Lattice Semiconductor Corp........................ 253,404  1,246,748
    Lexmark International, Inc. Class A............... 122,185  4,153,068
*   LGL Group, Inc. (The).............................   1,474      6,441

                                     1441

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   Limelight Networks, Inc........................... 147,763 $  557,067
*   Lionbridge Technologies, Inc...................... 103,598    609,156
*   Liquidity Services, Inc...........................  43,203    387,963
    Littelfuse, Inc...................................  29,200  2,686,400
#*  LoJack Corp.......................................  42,858    150,432
#*  M/A-COM Technology Solutions Holdings, Inc........   9,303    313,604
#*  Magnachip Semiconductor Corp......................  31,566    270,205
*   Manhattan Associates, Inc......................... 103,202  6,689,554
    ManTech International Corp. Class A...............  39,442  1,175,766
    Marchex, Inc. Class B.............................  24,022    110,501
*   Mattersight Corp..................................   8,111     53,127
*   Mattson Technology, Inc...........................  72,261    206,666
    MAXIMUS, Inc......................................  67,242  4,586,577
*   MaxLinear, Inc. Class A...........................  35,853    390,081
#*  Maxwell Technologies, Inc.........................  32,591    149,593
#   Mentor Graphics Corp.............................. 201,941  5,268,641
*   Mercury Systems, Inc..............................  56,104    790,505
#   Mesa Laboratories, Inc............................   6,345    656,961
    Methode Electronics, Inc..........................  97,435  2,614,181
    Micrel, Inc....................................... 103,441  1,443,002
*   Microsemi Corp.................................... 115,913  3,818,174
*   MicroStrategy, Inc. Class A.......................   3,200    652,320
    MKS Instruments, Inc..............................  85,363  3,030,387
    MOCON, Inc........................................  11,568    182,543
#*  ModusLink Global Solutions, Inc...................  59,613    193,742
*   MoneyGram International, Inc......................   6,550     66,810
    Monolithic Power Systems, Inc.....................  67,412  3,485,875
    Monotype Imaging Holdings, Inc....................  71,866  1,791,619
#*  Monster Worldwide, Inc............................ 177,875  1,254,019
#*  MoSys, Inc........................................  25,373     35,268
    MTS Systems Corp..................................  22,247  1,437,379
*   Multi-Fineline Electronix, Inc....................  27,828    497,008
*   Nanometrics, Inc..................................  50,010    684,137
*   NAPCO Security Technologies, Inc..................  24,639    144,877
    NCI, Inc. Class A.................................   8,385     94,331
*   NeoPhotonics Corp.................................   7,948     70,419
*   NETGEAR, Inc......................................  49,345  1,652,564
*   Netscout Systems, Inc.............................  74,333  2,964,400
*   Newport Corp......................................  74,217  1,175,597
    NIC, Inc..........................................  31,613    570,299
#*  Novatel Wireless, Inc.............................  35,128     86,766
*   Numerex Corp. Class A.............................  34,182    289,180
    NVE Corp..........................................     400     23,880
*   OmniVision Technologies, Inc...................... 100,115  2,444,808
#*  Onvia, Inc........................................   3,803     16,049
    Optical Cable Corp................................  17,561     58,654
*   OSI Systems, Inc..................................  32,410  2,274,534
*   PAR Technology Corp...............................   8,112     36,423
    Park Electrochemical Corp.........................  29,393    519,080
*   Paycom Software, Inc..............................   5,987    191,584
    PC Connection, Inc................................  61,775  1,370,787
    PC-Tel, Inc.......................................  34,942    246,341
*   PCM, Inc..........................................  28,324    285,223

                                     1442

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Information Technology -- (Continued)
*   PDF Solutions, Inc................................  48,486 $  679,289
    Pegasystems, Inc..................................  24,895    674,406
    Perceptron, Inc...................................  24,048    210,901
*   Perficient, Inc...................................  76,927  1,248,525
    Pericom Semiconductor Corp........................  55,754    667,375
*   Pfsweb, Inc.......................................   3,968     50,076
*   Photronics, Inc................................... 150,307  1,240,033
*   Planar Systems, Inc...............................  57,843    240,627
*   Planet Payment, Inc...............................   4,849     12,365
    Plantronics, Inc..................................  47,493  2,758,393
*   Plexus Corp.......................................  49,055  1,870,958
*   PMC-Sierra, Inc................................... 332,377  2,263,487
*   Polycom, Inc...................................... 219,269  2,495,281
    Power Integrations, Inc...........................  34,406  1,333,577
*   PRGX Global, Inc..................................   9,154     38,264
*   Progress Software Corp............................  82,664  2,453,468
    QAD, Inc. Class A.................................  25,004    667,357
    QAD, Inc. Class B.................................   4,173     89,427
*   QLogic Corp....................................... 130,129  1,154,244
*   Qorvo, Inc........................................  13,619    789,221
*   Qualstar Corp.....................................  12,400     12,648
*   Quantum Corp......................................  10,700     11,342
*   QuinStreet, Inc...................................   4,630     26,947
*   Qumu Corp.........................................  18,688    100,915
*   Radisys Corp......................................  21,023     60,126
#*  Rambus, Inc....................................... 101,219  1,324,957
#*  RealD, Inc........................................  14,673    184,146
#*  RealNetworks, Inc.................................  71,110    332,795
    Reis, Inc.........................................  15,953    390,210
*   Relm Wireless Corp................................  29,676    101,255
*   RetailMeNot, Inc..................................     928     14,059
#   RF Industries, Ltd................................   9,264     39,557
    Richardson Electronics, Ltd.......................  28,378    186,443
*   Rofin-Sinar Technologies, Inc.....................  41,245  1,028,650
*   Rogers Corp.......................................  24,439  1,367,851
#*  Rosetta Stone, Inc................................  15,087    109,683
#*  Rovi Corp......................................... 216,780  2,382,412
*   Ruckus Wireless, Inc..............................  41,859    516,121
*   Rudolph Technologies, Inc.........................  71,086    797,585
*   Sanmina Corp...................................... 148,533  3,278,123
*   ScanSource, Inc...................................  36,073  1,364,642
    Science Applications International Corp...........  35,351  1,897,642
*   Seachange International, Inc......................  56,906    392,082
#*  Selectica, Inc....................................   1,042      4,501
#*  Semtech Corp......................................  66,809  1,175,170
*   Sevcon, Inc.......................................   4,832     47,160
*   ShoreTel, Inc.....................................  94,678    671,267
#*  Shutterstock, Inc.................................  16,746    894,739
*   Sigma Designs, Inc................................  64,761    671,572
#*  Silicon Graphics International Corp...............   4,985     25,473
*   Silicon Laboratories, Inc.........................  43,058  1,937,179
*   SolarWinds, Inc...................................  20,160    804,182
#*  Sonus Networks, Inc...............................  66,877    539,697

                                     1443

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Information Technology -- (Continued)
    SS&C Technologies Holdings, Inc...................  31,641 $  2,152,537
*   Stamps.com, Inc...................................  27,639    1,896,035
*   StarTek, Inc......................................  24,159       90,838
#*  Stratasys, Ltd....................................  11,636      357,574
#*  SunPower Corp.....................................  20,122      543,898
#*  Super Micro Computer, Inc.........................  66,670    1,778,089
*   support.com, Inc..................................  67,922       82,186
*   Sykes Enterprises, Inc............................  60,540    1,475,965
#*  Synaptics, Inc....................................  44,317    3,517,883
#*  Synchronoss Technologies, Inc.....................  47,239    2,258,024
    SYNNEX Corp.......................................  63,951    4,836,614
#*  Take-Two Interactive Software, Inc................ 153,713    4,854,257
*   Tech Data Corp....................................  60,694    3,540,281
*   TechTarget, Inc...................................   1,800       15,588
*   TeleCommunication Systems, Inc. Class A........... 116,306      426,843
*   Telenav, Inc......................................  58,543      409,801
    TeleTech Holdings, Inc............................  62,869    1,705,636
    Tessco Technologies, Inc..........................  19,087      470,876
    Tessera Technologies, Inc.........................  70,442    2,441,520
    TheStreet, Inc....................................  41,296       77,636
*   TiVo, Inc.........................................  91,439      910,732
    Transact Technologies, Inc........................  19,291      141,982
#*  TTM Technologies, Inc............................. 112,310    1,025,390
*   Tyler Technologies, Inc...........................  31,633    4,414,069
*   Ultra Clean Holdings, Inc.........................  13,554      102,739
*   Ultratech, Inc....................................  43,242      688,413
#*  Unisys Corp.......................................  67,437    1,070,225
*   United Online, Inc................................  31,842      442,604
*   Universal Display Corp............................   2,968      141,603
#*  Veeco Instruments, Inc............................  58,723    1,519,751
*   Verint Systems, Inc...............................  60,864    3,543,502
#*  ViaSat, Inc.......................................  54,861    3,401,382
    Vicon Industries, Inc.............................   6,594        8,902
*   Virtusa Corp......................................  63,293    3,034,266
#   Vishay Intertechnology, Inc....................... 209,109    2,400,571
*   Vishay Precision Group, Inc.......................  22,019      307,385
    Wayside Technology Group, Inc.....................  12,677      247,075
*   Web.com Group, Inc................................  65,485    1,629,922
#*  WebMD Health Corp.................................  12,606      549,369
*   Xcerra Corp.......................................  96,198      604,604
*   XO Group, Inc.....................................  64,966      963,446
*   Zebra Technologies Corp. Class A..................  23,844    2,566,330
#*  Zillow Group, Inc. Class A........................       7          571
*   Zix Corp.......................................... 117,982      575,752
#*  Zynga, Inc. Class A............................... 563,426    1,397,296
                                                               ------------
Total Information Technology..........................          355,055,181
                                                               ------------
Materials -- (4.1%)
    A Schulman, Inc...................................  45,395    1,690,056
*   AEP Industries, Inc...............................  15,313      740,384
#   Alcoa, Inc........................................ 120,092    1,185,312
#*  AM Castle & Co....................................  17,937       51,120
#   American Vanguard Corp............................  41,179      527,915

                                     1444

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Materials -- (Continued)
    Ampco-Pittsburgh Corp.............................   1,388 $   18,474
    Axiall Corp.......................................  58,890  1,733,133
    Balchem Corp......................................  30,522  1,729,682
*   Berry Plastics Group, Inc.........................  52,540  1,710,702
*   Boise Cascade Co..................................  54,114  1,795,503
    Cabot Corp........................................   8,057    283,445
    Calgon Carbon Corp................................  82,176  1,453,693
#   Carpenter Technology Corp.........................  22,096    829,484
#*  Century Aluminum Co............................... 150,486  1,402,530
    Chase Corp........................................  19,295    737,648
*   Chemtura Corp..................................... 175,823  4,822,825
*   Clearwater Paper Corp.............................  26,586  1,564,586
*   Codexis, Inc......................................  17,017     55,305
    Commercial Metals Co.............................. 198,664  3,061,412
    Compass Minerals International, Inc...............  28,486  2,278,880
*   Contango ORE, Inc.................................   2,399     10,496
*   Core Molding Technologies, Inc....................  24,525    467,937
#   Deltic Timber Corp................................  14,922    968,438
    Domtar Corp.......................................  39,639  1,611,722
    Eagle Materials, Inc..............................  14,921  1,151,006
*   Ferro Corp........................................ 149,092  2,070,888
#*  Flotek Industries, Inc............................  68,209  1,167,738
    Friedman Industries, Inc..........................   6,930     40,263
    FutureFuel Corp...................................  43,191    494,105
    Globe Specialty Metals, Inc.......................  95,042  1,467,448
    Graphic Packaging Holding Co...................... 274,844  4,150,144
#   Greif, Inc. Class A...............................   9,980    309,280
#   Hawkins, Inc......................................  22,677    827,257
    Haynes International, Inc.........................  22,213    945,607
#   HB Fuller Co......................................  84,489  3,384,629
*   Headwaters, Inc................................... 117,709  2,237,648
#   Hecla Mining Co................................... 159,942    335,878
#*  Horsehead Holding Corp............................  83,085    687,944
    Innophos Holdings, Inc............................  31,850  1,639,638
    Innospec, Inc.....................................  38,669  1,672,434
#   Kaiser Aluminum Corp..............................  24,077  2,033,303
    KapStone Paper and Packaging Corp................. 153,504  3,591,994
    KMG Chemicals, Inc................................  27,369    597,465
    Koppers Holdings, Inc.............................  22,960    466,088
*   Kraton Performance Polymers, Inc..................  40,194    824,781
#   Kronos Worldwide, Inc.............................  13,834    136,127
#*  Louisiana-Pacific Corp............................ 261,688  3,857,281
*   LSB Industries, Inc...............................  32,790  1,210,279
    Materion Corp.....................................  42,709  1,306,895
*   Mercer International, Inc.........................  90,527  1,094,471
    Minerals Technologies, Inc........................  61,267  3,967,038
    Myers Industries, Inc.............................  89,037  1,347,130
    Neenah Paper, Inc.................................  39,603  2,399,150
#   NewMarket Corp....................................     485    192,889
    Noranda Aluminum Holding Corp.....................  29,387     19,102
*   Northern Technologies International Corp..........   7,993    129,886
    Olin Corp......................................... 129,854  2,985,343
    Olympic Steel, Inc................................  13,922    168,735

                                     1445

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
             OM Group, Inc................................  39,000 $  1,321,320
*            OMNOVA Solutions, Inc........................  56,050      362,643
             PH Glatfelter Co.............................  71,213    1,453,457
             PolyOne Corp................................. 131,230    4,497,252
             Quaker Chemical Corp.........................  33,824    3,135,485
#*           Rentech, Inc.................................  36,575       27,845
*            Resolute Forest Products, Inc................  25,738      254,291
#            Schnitzer Steel Industries, Inc. Class A.....  42,741      671,461
             Schweitzer-Mauduit International, Inc........  49,148    1,951,176
             Sensient Technologies Corp...................  70,854    4,845,705
             Stepan Co....................................  26,246    1,286,316
#*           Stillwater Mining Co......................... 126,055    1,200,044
             SunCoke Energy, Inc..........................  83,916    1,031,328
             Synalloy Corp................................  15,685      185,240
             TimkenSteel Corp.............................  18,077      336,775
*            Trecora Resources............................  19,233      268,493
             Tredegar Corp................................  30,500      514,230
             Tronox, Ltd. Class A.........................  29,716      326,282
             United States Lime & Minerals, Inc...........  12,780      690,120
*            Universal Stainless & Alloy Products, Inc....   5,805       78,426
#*           US Concrete, Inc.............................  10,091      427,152
#            Wausau Paper Corp............................ 129,988    1,149,094
             Worthington Industries, Inc..................  88,640    2,398,598
                                                                   ------------
Total Materials...........................................          108,053,279
                                                                   ------------
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares................     700           --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares........  58,381           --
(degrees)*   Petrocorp, Inc. Escrow Shares................   5,200           --
                                                                   ------------
Total Other...............................................                   --
                                                                   ------------
Telecommunication Services -- (0.8%)
#*           8x8, Inc.....................................  38,147      332,260
             Atlantic Tele-Network, Inc...................  26,846    1,899,086
#*           Boingo Wireless, Inc.........................  53,168      517,325
*            Cincinnati Bell, Inc......................... 358,897    1,403,287
#            Cogent Communications Holdings, Inc..........  28,779      914,884
#            Consolidated Communications Holdings, Inc....  82,801    1,650,224
*            FairPoint Communications, Inc................   2,529       42,032
*            General Communication, Inc. Class A..........  92,715    1,705,956
*            Hawaiian Telcom Holdco, Inc..................   3,202       79,730
             IDT Corp. Class B............................  47,769      813,028
             Inteliquent, Inc.............................  72,812    1,325,178
#*           Intelsat SA..................................   2,094       19,914
#*           Iridium Communications, Inc.................. 112,323      833,437
             Lumos Networks Corp..........................  21,796      304,272
#            NTELOS Holdings Corp.........................  22,017      140,689
#*           ORBCOMM, Inc.................................  95,669      589,321
*            Premiere Global Services, Inc................ 122,592    1,322,768
             Shenandoah Telecommunications Co.............  51,590    1,773,664
             Spok Holdings, Inc...........................  49,865      834,242
#*           Straight Path Communications, Inc. Class B...  21,984      518,163

                                     1446

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Telecommunication Services -- (Continued)
             Telephone & Data Systems, Inc..............  78,281 $    2,302,244
*            Vonage Holdings Corp....................... 386,922      2,472,432
                                                                 --------------
Total Telecommunication Services........................             21,794,136
                                                                 --------------
Utilities -- (2.7%)
#            ALLETE, Inc................................  54,153      2,615,048
             American States Water Co...................  57,777      2,227,303
             Artesian Resources Corp. Class A...........  17,365        374,563
#            Avista Corp................................  87,454      2,887,731
#            Black Hills Corp...........................  62,887      2,619,872
             California Water Service Group.............  84,987      1,829,770
             Chesapeake Utilities Corp..................  33,157      1,704,933
             Cleco Corp.................................  22,755      1,238,555
#            Connecticut Water Service, Inc.............  20,421        695,131
#            Consolidated Water Co., Ltd................  22,624        273,750
             Delta Natural Gas Co., Inc.................  17,638        355,759
*            Dynegy, Inc................................  29,769        775,483
             El Paso Electric Co........................  56,199      2,047,330
             Empire District Electric Co. (The).........  60,281      1,387,066
             Gas Natural, Inc...........................  17,561        176,137
             Genie Energy, Ltd. Class B.................  42,916        444,181
             Hawaiian Electric Industries, Inc..........  33,010        988,650
#            IDACORP, Inc...............................  64,563      4,010,008
#            Laclede Group, Inc. (The)..................  66,331      3,589,170
             MGE Energy, Inc............................  43,046      1,708,065
             Middlesex Water Co.........................  34,446        783,302
             New Jersey Resources Corp.................. 133,901      3,869,739
#            Northwest Natural Gas Co...................  34,518      1,494,284
#            NorthWestern Corp..........................  49,186      2,648,174
#            ONE Gas, Inc...............................  44,981      2,025,494
#            Ormat Technologies, Inc....................  24,410        992,999
#            Otter Tail Corp............................  44,744      1,159,765
#            Pattern Energy Group, Inc..................  15,649        382,305
             Piedmont Natural Gas Co., Inc..............  68,042      2,586,276
             PNM Resources, Inc......................... 112,152      2,958,570
             Portland General Electric Co...............  98,225      3,537,082
             RGC Resources, Inc.........................  13,188        265,738
             SJW Corp...................................  40,978      1,223,193
             South Jersey Industries, Inc...............  84,164      2,040,135
             Southwest Gas Corp.........................  70,456      3,969,491
#            UIL Holdings Corp..........................  77,556      3,718,035
             Unitil Corp................................  30,882      1,097,855
             WGL Holdings, Inc..........................  82,214      4,595,763
#            York Water Co. (The).......................  26,512        565,766
                                                                 --------------
Total Utilities.........................................             71,862,471
                                                                 --------------
TOTAL COMMON STOCKS.....................................          2,224,048,179
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights...................................   3,283             --
(degrees)*   Community Health Systems, Inc. Rights
               01/04/16.................................  13,875            187
(degrees)*   Furiex Pharmaceuticals Contingent Value
               Rights...................................   8,889         86,846
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16.................................  20,175             --

                                     1447

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
(degrees)#*  Trius Therapeutics, Inc. Contingent
               Value Rights..........................      6,973 $           --
TOTAL RIGHTS/WARRANTS................................                    87,033
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional Liquid
               Reserves, 0.114%...................... 10,947,670     10,947,670
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (15.3%)
(S)@         DFA Short Term Investment Fund.......... 34,930,378    404,144,477
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,684,064,370)^^............................            $2,639,227,359
                                                                 ==============

                                     1448

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks......................
   Consumer Discretionary.......... $  386,071,861 $     38,657   --    $  386,110,518
   Consumer Staples................     89,037,419           --   --        89,037,419
   Energy..........................     82,079,313           --   --        82,079,313
   Financials......................    492,647,251           --   --       492,647,251
   Health Care.....................    238,405,267           --   --       238,405,267
   Industrials.....................    379,002,385          959   --       379,003,344
   Information Technology..........    355,055,181           --   --       355,055,181
   Materials.......................    108,053,279           --   --       108,053,279
   Other...........................             --           --   --                --
   Telecommunication Services......     21,794,136           --   --        21,794,136
   Utilities.......................     71,862,471           --   --        71,862,471
Rights/Warrants....................             --       87,033   --            87,033
Temporary Cash Investments.........     10,947,670           --   --        10,947,670
Securities Lending Collateral......             --  404,144,477   --       404,144,477
                                    -------------- ------------   --    --------------
TOTAL.............................. $2,234,956,233 $404,271,126   --    $2,639,227,359
                                    ============== ============   ==    ==============

                                     1449

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
COMMON STOCKS -- (89.7%)

Consumer Discretionary -- (14.3%)
#*  1-800-Flowers.com, Inc. Class A...................  42,383 $   421,711
    A. H. Belo Corp. Class A..........................  13,939      71,786
    Aaron's, Inc......................................  61,573   2,276,970
#   Abercrombie & Fitch Co. Class A...................  39,749     798,557
    Advance Auto Parts, Inc...........................  12,339   2,149,577
*   Amazon.com, Inc...................................  25,106  13,460,582
*   Ambassadors Group, Inc............................   7,492      17,381
    AMC Entertainment Holdings, Inc. Class A..........  15,268     492,393
#*  AMC Networks, Inc. Class A........................  19,815   1,668,819
    AMCON Distributing Co.............................     116       9,582
*   America's Car-Mart, Inc...........................   9,404     435,029
#*  American Axle & Manufacturing Holdings, Inc.......  44,890     896,902
#   American Eagle Outfitters, Inc.................... 143,384   2,545,066
#*  American Public Education, Inc....................  14,161     366,345
#*  ANN, Inc..........................................  56,925   2,604,319
*   Apollo Education Group, Inc. Class A..............  90,478   1,159,023
    Aramark...........................................  84,674   2,694,327
#   Arctic Cat, Inc...................................  10,522     301,034
    Ark Restaurants Corp..............................   2,015      49,065
*   Asbury Automotive Group, Inc......................  32,033   2,828,514
#*  Ascena Retail Group, Inc.......................... 116,593   1,459,744
#*  Ascent Capital Group, Inc. Class A................   9,182     358,373
#   Autoliv, Inc......................................  27,352   2,877,430
*   AutoNation, Inc...................................  71,863   4,479,939
#*  AutoZone, Inc.....................................   2,987   2,093,708
*   Ballantyne Strong, Inc............................   7,721      35,131
*   Barnes & Noble, Inc...............................  64,639   1,699,359
    Bassett Furniture Industries, Inc.................   6,115     200,511
    Beasley Broadcast Group, Inc. Class A.............   2,443      10,590
#*  Beazer Homes USA, Inc.............................   9,480     181,826
#   bebe stores, Inc..................................  49,858      91,739
#*  Bed Bath & Beyond, Inc............................ 109,485   7,141,707
*   Belmond, Ltd. Class A.............................  74,523     902,474
    Best Buy Co., Inc................................. 162,625   5,251,161
    Big 5 Sporting Goods Corp.........................  20,863     229,702
#   Big Lots, Inc.....................................  59,080   2,551,074
*   Biglari Holdings, Inc.............................      70      30,437
#*  BJ's Restaurants, Inc.............................  22,212   1,145,251
    Bloomin' Brands, Inc.............................. 105,166   2,449,316
#*  Blue Nile, Inc....................................   5,108     162,026
*   Blyth, Inc........................................  10,298      47,474
    Bob Evans Farms, Inc..............................  20,911   1,043,877
#   Bon-Ton Stores, Inc. (The)........................   9,305      40,663
*   Books-A-Million, Inc..............................   3,054       9,834
    BorgWarner, Inc...................................  80,647   4,008,962
    Bowl America, Inc. Class A........................   1,280      18,624
*   Boyd Gaming Corp..................................  22,632     386,781
*   Bravo Brio Restaurant Group, Inc..................  18,083     234,898
*   Bridgepoint Education, Inc........................  17,124     161,308
*   Bright Horizons Family Solutions, Inc.............  19,407   1,169,078
#   Brinker International, Inc........................  33,703   2,018,810

                                     1450

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#   Brunswick Corp....................................  57,470 $ 3,051,082
#   Buckle, Inc. (The)................................  14,000     619,220
#*  Buffalo Wild Wings, Inc...........................  14,047   2,747,312
*   Build-A-Bear Workshop, Inc........................  13,622     237,704
*   Burlington Stores, Inc............................  19,579   1,077,628
#*  Cabela's, Inc.....................................  56,555   2,512,739
*   Cable One, Inc....................................   4,575   1,899,631
#   Cablevision Systems Corp. Class A.................  71,554   2,019,254
#*  CafePress, Inc....................................   1,005       4,392
    Caleres, Inc......................................  36,044   1,190,894
#   Callaway Golf Co..................................  59,390     544,012
*   Cambium Learning Group, Inc.......................  38,040     178,788
    Canterbury Park Holding Corp......................     200       2,122
#   Capella Education Co..............................  16,898     870,416
#*  Career Education Corp.............................  65,842     209,378
#*  CarMax, Inc.......................................  71,881   4,637,043
*   Carmike Cinemas, Inc..............................  17,739     444,362
    Carnival Corp.....................................  72,072   3,840,717
    Carriage Services, Inc............................  11,783     283,145
*   Carrols Restaurant Group, Inc.....................  22,134     243,917
    Carter's, Inc.....................................  32,552   3,301,098
    Cato Corp. (The) Class A..........................  24,257     931,711
*   Cavco Industries, Inc.............................   5,752     420,356
    CBS Corp. Class A.................................   3,886     216,567
    CBS Corp. Class B................................. 146,185   7,816,512
*   Century Casinos, Inc..............................   1,788      11,050
*   Charles & Colvard, Ltd............................  12,152      17,499
#*  Charter Communications, Inc. Class A..............  18,345   3,409,602
    Cheesecake Factory, Inc. (The)....................  62,573   3,612,965
    Cherokee, Inc.....................................   3,127      87,775
#   Chico's FAS, Inc.................................. 123,881   1,885,469
    Children's Place, Inc. (The)......................  16,085     931,322
*   Chipotle Mexican Grill, Inc.......................   4,600   3,414,258
    Choice Hotels International, Inc..................  22,411   1,135,341
#*  Christopher & Banks Corp..........................  29,407      94,985
    Churchill Downs, Inc..............................  12,105   1,634,901
#*  Chuy's Holdings, Inc..............................  13,588     386,035
#*  Cinedigm Corp.....................................  34,161      21,607
    Cinemark Holdings, Inc............................  83,990   3,314,245
*   Citi Trends, Inc..................................  16,515     393,222
    Clear Channel Outdoor Holdings, Inc. Class A......  22,155     214,017
    ClubCorp Holdings, Inc............................  23,500     548,020
    Coach, Inc........................................  69,903   2,180,974
#   Collectors Universe, Inc..........................   4,045      81,547
    Columbia Sportswear Co............................  44,028   3,149,763
    Comcast Corp. Class A............................. 641,444  40,032,520
#   Comcast Corp. Special Class A..................... 154,874   9,654,845
#*  Conn's, Inc.......................................  23,510     811,565
    Cooper Tire & Rubber Co...........................  58,127   1,914,122
*   Cooper-Standard Holding, Inc......................   1,179      75,810
#   Core-Mark Holding Co., Inc........................  15,866   1,008,602
#   Cracker Barrel Old Country Store, Inc.............  22,541   3,423,752
#*  Crocs, Inc........................................  47,895     753,388

                                     1451

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
*   Crown Media Holdings, Inc. Class A................     6,377 $    28,505
    CSS Industries, Inc...............................       200       5,678
    CST Brands, Inc...................................    79,067   2,995,058
    Culp, Inc.........................................    11,584     350,416
*   Cumulus Media, Inc. Class A.......................    47,525      78,416
    Dana Holding Corp.................................   175,515   3,257,558
    Darden Restaurants, Inc...........................    56,551   4,171,202
#*  Deckers Outdoor Corp..............................    24,392   1,777,689
*   Del Frisco's Restaurant Group, Inc................    13,142     209,615
    Delphi Automotive P.L.C...........................    20,328   1,587,210
#*  Delta Apparel, Inc................................     6,071      74,613
*   Denny's Corp......................................    37,151     436,896
    Destination Maternity Corp........................     9,223      91,031
*   Destination XL Group, Inc.........................    31,931     156,143
#   DeVry Education Group, Inc........................    40,126   1,219,028
#*  Diamond Resorts International, Inc................    24,844     778,611
    Dick's Sporting Goods, Inc........................    57,883   2,950,875
#   Dillard's, Inc. Class A...........................    39,857   4,060,631
    DineEquity, Inc...................................    25,142   2,615,019
*   Discovery Communications, Inc.....................    49,393   1,496,608
#*  Discovery Communications, Inc. Class A............    21,850     721,487
*   Discovery Communications, Inc. Class B............     1,077      35,805
*   DISH Network Corp. Class A........................    13,800     891,618
*   Dixie Group, Inc. (The)...........................     7,544      74,007
    Dollar General Corp...............................   106,699   8,575,399
*   Dollar Tree, Inc..................................    37,685   2,940,561
    Domino's Pizza, Inc...............................    24,441   2,782,363
#*  Dorman Products, Inc..............................    28,336   1,495,574
    DR Horton, Inc....................................    98,728   2,931,234
#*  DreamWorks Animation SKG, Inc. Class A............    53,577   1,291,741
    Drew Industries, Inc..............................    25,784   1,512,489
    DSW, Inc. Class A.................................    48,834   1,588,082
#   Dunkin' Brands Group, Inc.........................    57,248   3,085,095
    Educational Development Corp......................     1,000       4,770
*   Eldorado Resorts, Inc.............................     9,052      76,489
#   Emerson Radio Corp................................    11,467      14,448
*   Emmis Communications Corp. Class A................     9,895      13,952
#*  Entercom Communications Corp. Class A.............    18,596     195,816
    Entravision Communications Corp. Class A..........    82,351     631,632
    Escalade, Inc.....................................     6,897     119,042
#   Ethan Allen Interiors, Inc........................    21,056     635,681
#*  EVINE Live, Inc...................................    29,967      65,628
#   EW Scripps Co. (The) Class A......................    46,253   1,016,178
    Expedia, Inc......................................    16,055   1,949,719
*   Express, Inc......................................    42,701     813,027
#*  Famous Dave's Of America, Inc.....................     4,600      81,926
#*  Federal-Mogul Holdings Corp.......................    66,780     747,936
#*  Fiesta Restaurant Group, Inc......................    13,382     777,896
    Finish Line, Inc. (The) Class A...................    40,407   1,110,788
#*  Five Below, Inc...................................    31,121   1,147,431
    Flexsteel Industries, Inc.........................     3,793     151,417
#   Foot Locker, Inc..................................    96,404   6,801,302
    Ford Motor Co..................................... 1,179,709  17,495,084

                                     1452

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Fossil Group, Inc.................................  29,232 $ 2,009,700
*   Fox Factory Holding Corp..........................   8,351     132,614
#*  Francesca's Holdings Corp.........................  19,802     240,792
#   Fred's, Inc. Class A..............................  43,509     784,902
    Frisch's Restaurants, Inc.........................   2,947      99,314
#*  FTD Cos., Inc.....................................  15,412     448,952
#*  Fuel Systems Solutions, Inc.......................  20,525     127,666
*   Full House Resorts, Inc...........................   5,091       7,993
*   G-III Apparel Group, Ltd..........................  39,798   2,874,610
#*  Gaiam, Inc. Class A...............................   9,924      68,873
#   GameStop Corp. Class A............................ 100,258   4,596,829
*   Gaming Partners International Corp................   3,430      34,472
*   Gannett Co., Inc..................................  70,743     894,899
#   Gap, Inc. (The)...................................  66,040   2,409,139
#   Garmin, Ltd.......................................  56,321   2,360,413
    General Motors Co................................. 336,343  10,598,168
#*  Genesco, Inc......................................  19,068   1,233,509
#   Gentex Corp....................................... 199,024   3,200,306
#*  Gentherm, Inc.....................................  27,745   1,396,406
#   Genuine Parts Co..................................  38,934   3,463,179
    GNC Holdings, Inc. Class A........................  70,561   3,472,307
    Goodyear Tire & Rubber Co. (The).................. 129,155   3,891,440
*   GoPro, Inc. Class A...............................   1,200      74,520
    Graham Holdings Co. Class B.......................   4,575   3,154,737
#*  Grand Canyon Education, Inc.......................  48,696   2,114,867
*   Gray Television, Inc..............................  55,582     938,780
*   Gray Television, Inc. Class A.....................   2,300      33,281
*   Green Brick Partners, Inc.........................   3,839      46,298
    Group 1 Automotive, Inc...........................  22,224   2,155,061
#*  Groupon, Inc......................................  69,375     334,388
#   Guess?, Inc.......................................  50,018   1,094,894
#   H&R Block, Inc....................................  40,208   1,338,524
    Hanesbrands, Inc..................................  70,548   2,189,104
    Harley-Davidson, Inc..............................  70,261   4,096,216
    Harman International Industries, Inc..............  20,272   2,182,484
    Harte-Hanks, Inc..................................  58,059     272,297
    Hasbro, Inc.......................................  15,267   1,202,124
    Haverty Furniture Cos., Inc.......................  16,765     371,848
    Haverty Furniture Cos., Inc. Class A..............     717      15,910
*   Helen of Troy, Ltd................................  22,083   1,938,446
#*  hhgregg, Inc......................................   5,013      16,794
#*  Hibbett Sports, Inc...............................  18,677     850,737
*   Hilton Worldwide Holdings, Inc....................  94,941   2,549,166
    Home Depot, Inc. (The)............................ 110,670  12,951,710
    Hooker Furniture Corp.............................   8,563     213,647
*   Horizon Global Corp...............................  11,125     139,285
*   Houghton Mifflin Harcourt Co......................  68,163   1,781,099
#*  Hovnanian Enterprises, Inc. Class A...............   3,843       7,763
    HSN, Inc..........................................  28,799   2,117,014
#*  Hyatt Hotels Corp. Class A........................  10,629     593,417
#*  Iconix Brand Group, Inc...........................  47,177   1,025,156
#*  Ignite Restaurant Group, Inc......................     960       4,512
*   Installed Building Products, Inc..................   1,000      27,170

                                     1453

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
#*  International Game Technology P.L.C...............  12,301 $  243,560
    International Speedway Corp. Class A..............  19,750    676,833
    Interpublic Group of Cos., Inc. (The)............. 154,532  3,291,532
    Interval Leisure Group, Inc.......................  40,889    871,753
*   Intrawest Resorts Holdings, Inc...................   1,742     17,368
*   iRobot Corp.......................................  14,269    439,343
*   Isle of Capri Casinos, Inc........................  10,913    199,053
    Jack in the Box, Inc..............................  42,060  3,995,700
#*  JAKKS Pacific, Inc................................   8,687     85,567
#*  Jamba, Inc........................................   8,857    144,281
*   Jarden Corp.......................................  84,015  4,620,825
#*  JC Penney Co., Inc................................  79,990    659,118
    John Wiley & Sons, Inc. Class A...................  39,967  2,118,651
    John Wiley & Sons, Inc. Class B...................   2,517    134,836
    Johnson Controls, Inc............................. 142,618  6,497,676
    Johnson Outdoors, Inc. Class A....................   3,558     75,074
    Journal Media Group, Inc..........................  20,445    165,400
*   K12, Inc..........................................  28,985    382,312
#*  Kate Spade & Co...................................  27,539    554,085
#   KB Home...........................................  49,212    786,408
    Kirkland's, Inc...................................  18,316    499,660
#   Kohl's Corp....................................... 104,486  6,407,082
*   Kona Grill, Inc...................................   6,014    114,507
#*  Krispy Kreme Doughnuts, Inc.......................  41,725    777,754
    L Brands, Inc.....................................  54,920  4,433,142
*   La Quinta Holdings, Inc...........................  54,725  1,161,265
    La-Z-Boy, Inc.....................................  39,166    994,816
*   Lakeland Industries, Inc..........................   2,263     23,762
#*  Lands' End, Inc...................................  10,001    235,824
    Las Vegas Sands Corp..............................  38,471  2,155,915
*   LeapFrog Enterprises, Inc.........................  28,549     26,802
    Lear Corp.........................................  34,074  3,546,081
    Leggett & Platt, Inc..............................  86,310  4,126,481
#   Lennar Corp. Class A..............................  63,002  3,341,626
    Lennar Corp. Class B..............................  14,859    651,716
    Libbey, Inc.......................................  38,433  1,430,092
*   Liberty Broadband Corp.(530307206)................     145      7,826
*   Liberty Broadband Corp.(530307305)................  45,139  2,416,291
*   Liberty Broadband Corp. Class A...................  16,131    870,590
*   Liberty Interactive Corp., QVC Group Class A...... 226,805  6,588,685
*   Liberty Interactive Corp., QVC Group Class B......   1,100     32,302
*   Liberty Media Corp................................  96,612  3,642,272
*   Liberty Media Corp. Class A.......................  47,725  1,804,005
*   Liberty Media Corp. Class B.......................     581     22,319
#   Liberty Tax, Inc..................................   4,561    119,772
*   Liberty TripAdvisor Holdings, Inc. Class A........  47,950  1,404,456
*   Liberty TripAdvisor Holdings, Inc. Class B........     110      3,503
*   Liberty Ventures Series A.........................  83,290  3,454,869
*   Liberty Ventures Series B.........................     266     11,185
    Lifetime Brands, Inc..............................  10,766    156,538
#   Lincoln Educational Services Corp.................   2,073      3,047
    Lions Gate Entertainment Corp.....................  36,263  1,420,784
    Lithia Motors, Inc. Class A.......................  24,992  2,991,292

                                     1454

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
#*  Live Nation Entertainment, Inc.................... 146,492 $ 3,841,020
*   LKQ Corp.......................................... 117,166   3,686,042
#*  Loral Space & Communications, Inc.................  12,243     775,594
    Lowe's Cos., Inc.................................. 218,761  15,173,263
*   Luby's, Inc.......................................  24,827     120,411
#*  Lululemon Athletica, Inc..........................  13,872     871,994
#*  Lumber Liquidators Holdings, Inc..................  14,465     279,175
#*  M/I Homes, Inc....................................  25,881     649,095
    Macy's, Inc....................................... 127,411   8,799,004
*   Madison Square Garden Co. (The) Class A...........  52,985   4,418,949
    Marcus Corp. (The)................................  12,065     252,882
#   Marine Products Corp..............................  19,424     121,012
#*  MarineMax, Inc....................................  16,534     298,604
    Marriott International, Inc. Class A..............  21,551   1,564,818
    Marriott Vacations Worldwide Corp.................  21,821   1,824,236
*   Martha Stewart Living Omnimedia, Inc. Class A.....  19,146     116,216
#   Mattel, Inc.......................................  88,937   2,064,228
#*  Mattress Firm Holding Corp........................     256      15,834
*   McClatchy Co. (The) Class A.......................  45,840      37,130
    McDonald's Corp................................... 102,238  10,209,487
#   MDC Holdings, Inc.................................  52,480   1,567,053
#*  Media General, Inc................................  35,815     568,384
    Men's Wearhouse, Inc. (The).......................  33,995   2,023,382
    Meredith Corp.....................................  30,181   1,446,274
*   Meritage Homes Corp...............................  39,440   1,778,744
#*  MGM Resorts International......................... 191,385   3,754,974
*   Michael Kors Holdings, Ltd........................  32,940   1,383,151
*   Modine Manufacturing Co...........................  46,488     470,923
*   Mohawk Industries, Inc............................  25,390   5,118,370
*   Monarch Casino & Resort, Inc......................  11,770     219,040
#   Monro Muffler Brake, Inc..........................  18,765   1,186,886
    Morningstar, Inc..................................  11,500     979,685
#*  Motorcar Parts of America, Inc....................  20,256     600,185
    Movado Group, Inc.................................  12,456     315,510
*   Murphy USA, Inc...................................  46,520   2,547,435
    NACCO Industries, Inc. Class A....................   6,430     326,451
    Nathan's Famous, Inc..............................   3,035      93,235
    National CineMedia, Inc...........................  40,155     622,403
*   Nautilus, Inc.....................................  40,922     864,682
*   Netflix, Inc......................................  22,400   2,560,544
*   New York & Co., Inc...............................  40,255      90,574
#   New York Times Co. (The) Class A..................  91,045   1,203,615
    Newell Rubbermaid, Inc............................  72,243   3,126,677
*   News Corp. Class A................................ 106,430   1,567,714
*   News Corp. Class B................................  56,122     800,861
    Nexstar Broadcasting Group, Inc. Class A..........  17,939   1,028,981
    NIKE, Inc. Class B................................  39,792   4,584,834
*   Nobility Homes, Inc...............................   1,152      11,347
#   Nordstrom, Inc....................................  32,423   2,474,199
*   Norwegian Cruise Line Holdings, Ltd...............  61,886   3,862,924
#   Nutrisystem, Inc..................................  23,167     696,168
*   NVR, Inc..........................................   2,277   3,392,821
*   O'Reilly Automotive, Inc..........................  38,194   9,178,400

                                     1455

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Consumer Discretionary -- (Continued)
*   Office Depot, Inc................................. 401,534 $3,212,272
#   Omnicom Group, Inc................................  44,340  3,240,367
#*  Orbitz Worldwide, Inc.............................  63,518    716,483
#   Outerwall, Inc....................................  18,448  1,306,487
*   Overstock.com, Inc................................   6,747    142,767
    Oxford Industries, Inc............................  15,580  1,307,629
#*  Pacific Sunwear of California, Inc................  18,409     11,800
*   Panera Bread Co. Class A..........................  14,111  2,880,337
#   Papa John's International, Inc....................  28,426  2,147,869
#*  Penn National Gaming, Inc.........................  37,631    717,999
    Penske Automotive Group, Inc......................  72,858  3,934,332
*   Pep Boys-Manny, Moe & Jack (The)..................  35,528    421,007
*   Perfumania Holdings, Inc..........................   1,922     10,782
*   Perry Ellis International, Inc....................  10,487    252,632
#   PetMed Express, Inc...............................  13,560    228,486
    Pier 1 Imports, Inc...............................  58,387    689,550
*   Pinnacle Entertainment, Inc.......................  27,337  1,052,475
#   Polaris Industries, Inc...........................  11,300  1,548,778
    Pool Corp.........................................  24,941  1,756,345
*   Popeyes Louisiana Kitchen, Inc....................  14,682    890,904
*   Priceline Group, Inc. (The).......................   4,200  5,222,994
    PulteGroup, Inc................................... 210,129  4,353,873
    PVH Corp..........................................  28,611  3,320,020
#*  Quiksilver, Inc...................................  32,960     15,115
#*  Radio One, Inc. Class D...........................     841      2,052
    Ralph Lauren Corp.................................  19,351  2,436,097
*   RCI Hospitality Holdings, Inc.....................   8,793     98,130
*   Reading International, Inc. Class A...............  12,293    144,812
*   Red Lion Hotels Corp..............................  16,161    131,551
#*  Red Robin Gourmet Burgers, Inc....................  12,691  1,163,130
#   Regal Entertainment Group Class A.................  43,225    890,435
*   Regis Corp........................................  42,400    620,312
    Remy International, Inc...........................  11,490    340,104
    Rent-A-Center, Inc................................  42,408  1,136,110
#*  Rentrak Corp......................................   5,384    368,642
#   Restaurant Brands International, Inc..............  11,300    488,612
#*  Restoration Hardware Holdings, Inc................  15,065  1,528,495
    Rocky Brands, Inc.................................   6,987    126,884
    Ross Stores, Inc..................................  68,236  3,627,426
#   Royal Caribbean Cruises, Ltd......................  94,154  8,459,737
*   Ruby Tuesday, Inc.................................  41,017    301,065
    Ruth's Hospitality Group, Inc.....................  48,637    852,607
#   Ryland Group, Inc. (The)..........................  30,920  1,405,932
#   Saga Communications, Inc. Class A.................   1,505     60,953
    Salem Media Group, Inc. Class A...................   8,669     55,742
*   Sally Beauty Holdings, Inc........................  51,479  1,533,559
#   Scholastic Corp...................................   9,499    409,312
#*  Scientific Games Corp. Class A....................  21,656    327,006
#   Scripps Networks Interactive, Inc. Class A........  14,900    932,442
#   SeaWorld Entertainment, Inc.......................  92,846  1,609,950
*   Select Comfort Corp...............................  50,881  1,324,941
#   Service Corp. International....................... 187,444  5,718,916
*   Shiloh Industries, Inc............................  12,491    140,898

                                     1456

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Discretionary -- (Continued)
    Shoe Carnival, Inc................................  18,656 $   528,151
#*  Shutterfly, Inc...................................  26,429   1,143,054
    Signet Jewelers, Ltd..............................  25,861   3,134,870
    Sinclair Broadcast Group, Inc. Class A............  16,000     464,320
#*  Sirius XM Holdings, Inc........................... 139,702     553,220
#   Six Flags Entertainment Corp......................  41,784   1,948,806
#*  Sizmek, Inc.......................................  33,812     262,381
*   Skechers U.S.A., Inc. Class A.....................  27,202   4,092,541
*   Skullcandy, Inc...................................  24,325     177,816
*   Skyline Corp......................................   1,175       3,842
*   Smith & Wesson Holding Corp.......................   1,842      29,877
    Sonic Automotive, Inc. Class A....................  36,975     861,148
    Sonic Corp........................................  33,893   1,007,300
#   Sotheby's.........................................  50,710   2,121,199
    Spartan Motors, Inc...............................  22,035      97,835
#   Speedway Motorsports, Inc.........................  27,427     574,596
    Stage Stores, Inc.................................  34,216     602,202
#   Standard Motor Products, Inc......................  19,476     712,237
#*  Standard Pacific Corp............................. 214,398   1,927,438
*   Stanley Furniture Co., Inc........................   4,426      13,544
    Staples, Inc...................................... 155,272   2,284,051
    Starbucks Corp....................................  84,400   4,889,292
    Starwood Hotels & Resorts Worldwide, Inc..........  24,752   1,966,794
#*  Starz.............................................  59,655   2,413,045
*   Starz Class B.....................................     581      24,077
    Stein Mart, Inc...................................  41,581     423,710
*   Steiner Leisure, Ltd..............................   9,935     573,250
*   Steven Madden, Ltd................................  58,611   2,442,906
#*  Stoneridge, Inc...................................  26,380     321,045
#   Strattec Security Corp............................   2,197     154,427
#*  Strayer Education, Inc............................   5,517     306,800
#   Sturm Ruger & Co., Inc............................  10,514     631,050
    Superior Industries International, Inc............  22,424     379,414
    Superior Uniform Group, Inc.......................   9,412     180,993
    Sypris Solutions, Inc.............................   8,523      10,654
*   Systemax, Inc.....................................  21,834     148,908
*   Tandy Leather Factory, Inc........................   9,590      81,323
    Target Corp....................................... 153,340  12,550,879
#*  Taylor Morrison Home Corp. Class A................  14,154     272,465
    TEGNA, Inc........................................ 141,487   4,121,516
#*  Tempur Sealy International, Inc...................  19,002   1,435,601
*   Tenneco, Inc......................................  26,450   1,317,475
#*  Tesla Motors, Inc.................................   7,691   2,046,960
#   Texas Roadhouse, Inc..............................  63,815   2,513,673
    Thor Industries, Inc..............................  41,379   2,312,259
    Tiffany & Co......................................  20,196   1,932,757
*   Tilly's, Inc. Class A.............................   6,424      58,137
    Time Warner Cable, Inc............................  88,298  16,777,503
    Time Warner, Inc.................................. 338,496  29,801,188
    Time, Inc.........................................  47,445   1,058,972
    TJX Cos., Inc. (The)..............................  56,625   3,953,557
*   Toll Brothers, Inc................................ 113,698   4,425,126
*   TopBuild Corp.....................................   6,211     178,628

                                     1457

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
*   Tower International, Inc..........................  17,131 $    447,633
#*  Town Sports International Holdings, Inc...........  12,890       29,389
    Tractor Supply Co.................................  49,600    4,588,992
*   Trans World Entertainment Corp....................     900        3,168
*   TRI Pointe Group, Inc.............................  35,144      520,131
#*  TripAdvisor, Inc..................................  13,565    1,076,790
#*  Tuesday Morning Corp..............................  18,100      169,778
#*  Tumi Holdings, Inc................................  45,318      872,372
#   Tupperware Brands Corp............................  17,853    1,043,865
    Twenty-First Century Fox, Inc. Class A............ 210,181    7,249,143
    Twenty-First Century Fox, Inc. Class B............  61,450    2,059,804
*   Ulta Salon Cosmetics & Fragrance, Inc.............  19,777    3,283,575
#*  Under Armour, Inc. Class A........................  25,200    2,503,116
*   Unifi, Inc........................................  12,128      374,270
*   Universal Electronics, Inc........................  10,786      559,146
    Universal Technical Institute, Inc................  16,126      102,723
#*  Urban Outfitters, Inc............................. 106,627    3,478,173
*   US Auto Parts Network, Inc........................  16,002       36,565
    Vail Resorts, Inc.................................  29,350    3,219,401
    Value Line, Inc...................................   1,300       17,069
    VF Corp...........................................  53,460    4,121,231
    Viacom, Inc. Class A..............................   1,366       78,067
    Viacom, Inc. Class B..............................  50,371    2,871,147
#*  Vista Outdoor, Inc................................  45,718    2,156,518
*   Visteon Corp......................................  46,050    4,583,356
#*  Vitamin Shoppe, Inc...............................  21,490      789,972
#*  VOXX International Corp...........................  24,200      193,600
    Walt Disney Co. (The)............................. 365,590   43,870,800
#   Wendy's Co. (The)................................. 277,452    2,846,658
*   West Marine, Inc..................................  14,715      133,612
    Weyco Group, Inc..................................   5,289      152,641
    Whirlpool Corp....................................  33,249    5,909,345
#*  William Lyon Homes Class A........................   7,056      168,356
    Williams-Sonoma, Inc..............................  39,182    3,317,148
#   Winmark Corp......................................   2,565      259,988
#   Winnebago Industries, Inc.........................  27,214      607,689
#   Wolverine World Wide, Inc.........................  79,135    2,320,238
    Wyndham Worldwide Corp............................  48,100    3,969,212
#   Wynn Resorts, Ltd.................................   6,767      698,557
    Yum! Brands, Inc..................................  33,855    2,971,115
*   Zagg, Inc.........................................  33,184      257,840
#*  Zumiez, Inc.......................................  27,326      713,209
                                                               ------------
Total Consumer Discretionary..........................          890,420,566
                                                               ------------
Consumer Staples -- (5.6%)
    Alico, Inc........................................   4,920      220,514
#*  Alliance One International, Inc...................   4,405       99,553
    Altria Group, Inc................................. 141,174    7,677,042
    Andersons, Inc. (The).............................  19,940      743,762
    Archer-Daniels-Midland Co......................... 123,254    5,844,705
#   Avon Products, Inc................................  11,823       67,036
    B&G Foods, Inc....................................  68,258    2,015,659
#*  Boston Beer Co., Inc. (The) Class A...............   4,362      961,908

                                     1458

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
#*  Boulder Brands, Inc...............................  41,360 $   344,529
*   Bridgford Foods Corp..............................   2,509      22,330
#   Brown-Forman Corp. Class A........................   5,843     698,180
#   Brown-Forman Corp. Class B........................   8,062     874,001
    Bunge, Ltd........................................  59,121   4,720,812
#   Cal-Maine Foods, Inc..............................  35,770   1,937,303
    Calavo Growers, Inc...............................  12,466     679,522
#   Campbell Soup Co..................................  49,790   2,455,145
    Casey's General Stores, Inc.......................  40,441   4,133,677
*   CCA Industries, Inc...............................   3,031       7,638
*   Central Garden & Pet Co...........................  10,091      92,736
*   Central Garden & Pet Co. Class A..................  29,486     297,219
#*  Chefs' Warehouse, Inc. (The)......................   6,523     112,196
    Church & Dwight Co., Inc..........................  36,688   3,167,275
#   Clorox Co. (The)..................................  21,350   2,389,919
    Coca-Cola Bottling Co. Consolidated...............   6,595   1,068,390
    Coca-Cola Co. (The)............................... 340,507  13,988,028
    Coca-Cola Enterprises, Inc........................  90,124   4,603,534
    Colgate-Palmolive Co..............................  76,902   5,230,874
    ConAgra Foods, Inc................................ 122,978   5,418,411
    Constellation Brands, Inc. Class A................  78,551   9,427,691
    Constellation Brands, Inc. Class B................   1,902     228,012
    Costco Wholesale Corp.............................  41,646   6,051,164
    Coty, Inc. Class A................................  14,900     398,277
#*  Craft Brew Alliance, Inc..........................   9,963     102,918
*   Crimson Wine Group, Ltd...........................   9,858      90,299
    CVS Health Corp................................... 278,252  31,295,002
*   Darling Ingredients, Inc..........................  90,724   1,165,803
#   Dean Foods Co.....................................  63,561   1,131,386
*   Diamond Foods, Inc................................  13,537     437,380
    Dr Pepper Snapple Group, Inc......................  74,946   6,012,168
    Edgewell Personal Care Co.........................  19,800   1,895,058
*   Energizer Holdings, Inc...........................  19,800     762,498
    Estee Lauder Cos., Inc. (The) Class A.............  17,200   1,532,692
#*  Fairway Group Holdings Corp.......................   9,663      28,989
#*  Farmer Bros Co....................................  14,205     336,090
#   Flowers Foods, Inc................................ 128,589   2,785,238
#   Fresh Del Monte Produce, Inc......................  49,348   1,950,233
#*  Fresh Market, Inc. (The)..........................   8,840     269,620
    General Mills, Inc................................  54,138   3,151,373
    Golden Enterprises, Inc...........................   1,623       6,784
#*  Hain Celestial Group, Inc. (The)..................  56,000   3,806,880
#*  Herbalife, Ltd....................................  32,642   1,648,095
    Hershey Co. (The).................................   6,900     640,941
    Hormel Foods Corp.................................  76,062   4,503,631
*   HRG Group, Inc....................................  38,418     547,456
    Ingles Markets, Inc. Class A......................  11,128     515,004
    Ingredion, Inc....................................  60,426   5,329,573
    Inter Parfums, Inc................................  21,049     639,679
#*  Inventure Foods, Inc..............................   7,710      75,789
    J&J Snack Foods Corp..............................  17,178   2,033,188
#   JM Smucker Co. (The)..............................  42,558   4,753,303
#   John B. Sanfilippo & Son, Inc.....................   5,285     274,767

                                     1459

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Consumer Staples -- (Continued)
    Kellogg Co........................................  21,066 $ 1,393,937
#   Keurig Green Mountain, Inc........................  13,801   1,035,627
    Kimberly-Clark Corp...............................  30,133   3,464,391
    Kraft Heinz Co. (The).............................  91,292   7,254,975
    Kroger Co. (The).................................. 154,486   6,062,031
    Lancaster Colony Corp.............................  19,955   1,860,006
#*  Landec Corp.......................................  24,847     331,707
#*  Lifeway Foods, Inc................................   2,867      42,202
    Limoneira Co......................................   2,654      54,646
*   Mannatech, Inc....................................     600      10,380
    McCormick & Co., Inc.(579780107)..................   1,509     123,617
#   McCormick & Co., Inc.(579780206)..................  16,806   1,378,260
    Mead Johnson Nutrition Co.........................  30,600   2,704,734
*   Medifast, Inc.....................................  17,339     535,255
    MGP Ingredients, Inc..............................  10,513     155,277
    Molson Coors Brewing Co. Class A..................     266      18,353
    Molson Coors Brewing Co. Class B..................  68,183   4,850,539
    Mondelez International, Inc. Class A.............. 271,871  12,269,538
*   Monster Beverage Corp.............................  27,273   4,187,769
#*  National Beverage Corp............................  23,726     563,967
*   Natural Alternatives International, Inc...........   2,465      14,802
*   Natural Grocers by Vitamin Cottage, Inc...........   1,698      45,405
#   Natural Health Trends Corp........................   6,437     195,041
    Nature's Sunshine Products, Inc...................   2,146      26,889
#   Nu Skin Enterprises, Inc. Class A.................  34,626   1,372,921
#*  Nutraceutical International Corp..................   6,531     157,854
    Oil-Dri Corp. of America..........................   3,793      99,604
*   Omega Protein Corp................................  17,471     248,438
#   Orchids Paper Products Co.........................   4,094     103,333
    PepsiCo, Inc...................................... 155,127  14,946,486
    Philip Morris International, Inc.................. 104,931   8,974,748
#   Pilgrim's Pride Corp..............................  77,033   1,666,994
    Pinnacle Foods, Inc...............................  56,013   2,517,784
#*  Post Holdings, Inc................................  46,948   2,522,986
#   Pricesmart, Inc...................................  19,158   1,856,602
    Procter & Gamble Co. (The)........................ 294,062  22,554,555
*   Reliv International, Inc..........................   2,118       2,669
*   Revlon, Inc. Class A..............................  21,665     779,290
#   Reynolds American, Inc............................  45,863   3,934,587
*   Rite Aid Corp..................................... 267,434   2,382,837
    Rocky Mountain Chocolate Factory, Inc.............   4,490      58,280
#   Sanderson Farms, Inc..............................  29,897   2,152,883
*   Seaboard Corp.....................................     346   1,202,350
*   Seneca Foods Corp. Class A........................   6,775     197,762
*   Seneca Foods Corp. Class B........................     283       9,161
    Snyder's-Lance, Inc...............................  47,807   1,554,684
    SpartanNash Co....................................  27,359     881,233
#   Spectrum Brands Holdings, Inc.....................  46,705   4,948,395
#*  Sprouts Farmers Market, Inc.......................  35,382     867,567
*   SUPERVALU, Inc.................................... 189,140   1,743,871
    Sysco Corp........................................  43,612   1,583,552
#   Tootsie Roll Industries, Inc......................  26,397     857,111
*   TreeHouse Foods, Inc..............................  28,969   2,374,299

                                     1460

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
    Tyson Foods, Inc. Class A......................... 140,474 $  6,230,022
#*  United Natural Foods, Inc.........................  29,396    1,338,400
    United-Guardian, Inc..............................   1,431       27,776
    Universal Corp....................................  14,346      818,439
#*  USANA Health Sciences, Inc........................   9,882    1,231,791
#   Vector Group, Ltd.................................  59,613    1,509,401
    Village Super Market, Inc. Class A................   5,429      155,704
    Wal-Mart Stores, Inc.............................. 278,096   20,017,350
    Walgreens Boots Alliance, Inc..................... 148,736   14,372,360
    WD-40 Co..........................................  11,814    1,058,889
    Weis Markets, Inc.................................  17,419      734,559
*   WhiteWave Foods Co. (The) Class A.................  54,703    2,823,769
#   Whole Foods Market, Inc...........................  44,927    1,635,343
                                                               ------------
Total Consumer Staples................................          346,784,866
                                                               ------------
Energy -- (7.1%)
#*  Abraxas Petroleum Corp............................  27,626       51,937
    Adams Resources & Energy, Inc.....................   3,511      167,720
    Alon USA Energy, Inc..............................  54,508    1,014,394
    Anadarko Petroleum Corp........................... 156,692   11,650,050
#*  Antero Resources Corp.............................  20,857      573,776
    Apache Corp.......................................  89,810    4,118,687
#*  Approach Resources, Inc...........................  10,412       40,503
#   Atwood Oceanics, Inc..............................  56,313    1,171,310
    Baker Hughes, Inc.................................  74,114    4,309,729
*   Barnwell Industries, Inc..........................   1,657        3,877
#*  Basic Energy Services, Inc........................  33,324      201,277
#*  Bill Barrett Corp.................................   6,816       38,715
*   Bonanza Creek Energy, Inc.........................  39,996      312,369
#   Bristow Group, Inc................................  24,557    1,106,293
#*  C&J Energy Services, Ltd..........................  37,172      358,710
    Cabot Oil & Gas Corp.............................. 235,476    6,160,052
#   California Resources Corp......................... 214,016      905,288
#*  Callon Petroleum Co...............................  68,865      450,377
*   Cameron International Corp........................  71,494    3,607,587
#   CARBO Ceramics, Inc...............................  10,900      358,065
#*  Carrizo Oil & Gas, Inc............................  46,648    1,778,688
*   Cheniere Energy, Inc..............................  39,587    2,730,315
#   Chesapeake Energy Corp............................ 315,693    2,733,901
    Chevron Corp...................................... 423,827   37,500,213
    Cimarex Energy Co.................................  45,478    4,735,169
#*  Clayton Williams Energy, Inc......................   8,734      351,806
#*  Clean Energy Fuels Corp...........................  20,700      119,232
#*  Cloud Peak Energy, Inc............................   3,059        9,728
#*  Cobalt International Energy, Inc.................. 177,407    1,367,808
    Columbia Pipeline Group, Inc......................  38,085    1,111,320
*   Concho Resources, Inc.............................  37,504    3,996,426
    ConocoPhillips.................................... 337,794   17,004,550
#   CONSOL Energy, Inc................................  49,258      813,742
*   Contango Oil & Gas Co.............................  10,515       96,528
#*  Continental Resources, Inc........................  53,877    1,800,031
#   Core Laboratories NV..............................  14,694    1,610,903
#   CVR Energy, Inc...................................  29,746    1,137,190

                                     1461

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Energy -- (Continued)
#*  Dawson Geophysical Co.............................    12,469 $    51,497
    Delek US Holdings, Inc............................    53,388   1,904,350
#   Denbury Resources, Inc............................   174,756     688,539
    Devon Energy Corp.................................    70,539   3,486,037
    DHT Holdings, Inc.................................    44,090     350,516
#   Diamond Offshore Drilling, Inc....................    54,273   1,191,292
*   Diamondback Energy, Inc...........................    47,624   3,205,095
#*  Dril-Quip, Inc....................................    24,136   1,409,784
    Energen Corp......................................    25,997   1,435,034
*   ENGlobal Corp.....................................    13,358      16,297
    EnLink Midstream LLC..............................    48,625   1,310,444
    EOG Resources, Inc................................   185,013  14,281,153
#*  EP Energy Corp. Class A...........................    18,710     156,603
    EQT Corp..........................................    17,927   1,377,690
*   Era Group, Inc....................................    16,982     287,505
    Evolution Petroleum Corp..........................    11,348      59,237
    Exterran Holdings, Inc............................    44,829   1,111,311
    Exxon Mobil Corp.................................. 1,180,695  93,522,851
*   FieldPoint Petroleum Corp.........................     3,800       3,990
*   FMC Technologies, Inc.............................    49,163   1,610,580
#*  Forum Energy Technologies, Inc....................    25,171     384,613
#   GasLog, Ltd.......................................    30,084     466,904
#*  Gastar Exploration, Inc...........................    60,046     102,078
#*  Geospace Technologies Corp........................     7,326     127,765
#   Green Plains, Inc.................................    20,658     463,772
    Gulf Island Fabrication, Inc......................     9,330     106,455
#   Gulfmark Offshore, Inc. Class A...................    10,261      96,659
*   Gulfport Energy Corp..............................    81,798   2,679,703
    Halliburton Co....................................   157,941   6,600,354
#*  Harvest Natural Resources, Inc....................    16,817      18,162
*   Helix Energy Solutions Group, Inc.................    91,889     769,111
#   Helmerich & Payne, Inc............................    55,881   3,226,569
#*  Hercules Offshore, Inc............................    13,000       1,170
    Hess Corp.........................................    67,481   3,982,054
    HollyFrontier Corp................................    99,896   4,820,981
#*  Hornbeck Offshore Services, Inc...................    19,815     360,633
#*  ION Geophysical Corp..............................    83,620      66,051
#*  Key Energy Services, Inc..........................    37,071      33,738
    Kinder Morgan, Inc................................   330,063  11,433,382
*   Kosmos Energy, Ltd................................   132,919     957,017
#*  Laredo Petroleum, Inc.............................    54,581     467,759
#   LinnCo LLC........................................    46,686     182,075
    Marathon Oil Corp.................................   227,159   4,772,611
    Marathon Petroleum Corp...........................   193,268  10,565,962
#*  Matador Resources Co..............................    62,911   1,385,929
*   Matrix Service Co.................................    21,604     418,686
*   Mitcham Industries, Inc...........................     4,347      17,953
#   Murphy Oil Corp...................................    62,633   2,053,736
    Nabors Industries, Ltd............................   217,116   2,520,717
#   National Oilwell Varco, Inc.......................    88,107   3,711,948
*   Natural Gas Services Group, Inc...................    10,121     203,635
*   Newfield Exploration Co...........................   126,777   4,157,018
*   Newpark Resources, Inc............................    63,019     455,627

                                     1462

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Energy -- (Continued)
#   Noble Corp. P.L.C................................. 114,572 $ 1,369,135
    Noble Energy, Inc................................. 125,270   4,413,270
#*  Northern Oil and Gas, Inc.........................  28,530     135,803
#*  Nuverra Environmental Solutions, Inc..............   7,871      22,196
#*  Oasis Petroleum, Inc..............................  39,501     380,395
    Occidental Petroleum Corp......................... 185,509  13,022,732
    Oceaneering International, Inc....................  44,450   1,778,889
#*  Oil States International, Inc.....................  43,982   1,324,298
    ONEOK, Inc........................................  73,191   2,765,888
#*  Pacific Drilling SA...............................   1,660       3,718
#   Panhandle Oil and Gas, Inc. Class A...............  19,348     344,781
*   Par Petroleum Corp................................   2,839      51,130
#   Paragon Offshore P.L.C............................  36,074      26,875
*   Parker Drilling Co................................ 100,011     254,028
    Patterson-UTI Energy, Inc......................... 118,785   1,958,171
    PBF Energy, Inc. Class A..........................  64,635   2,040,527
#*  PDC Energy, Inc...................................  33,213   1,559,350
#*  Penn Virginia Corp................................  41,259      55,287
#*  PetroQuest Energy, Inc............................  49,141      68,306
#*  PHI, Inc.(69336T106)..............................     212       6,305
*   PHI, Inc.(69336T205)..............................   9,637     267,234
    Phillips 66....................................... 121,817   9,684,452
*   Pioneer Energy Services Corp......................  39,527     144,669
    Pioneer Natural Resources Co......................  30,649   3,885,374
    QEP Resources, Inc................................ 132,501   1,839,114
#   Range Resources Corp..............................  49,607   1,951,539
#*  Renewable Energy Group, Inc.......................  29,583     301,747
#*  REX American Resources Corp.......................   5,662     292,386
#*  Rex Energy Corp...................................  20,086      44,993
#*  Rice Energy, Inc..................................  27,846     502,620
#*  RigNet, Inc.......................................   8,681     225,098
*   Ring Energy, Inc..................................   1,507      12,312
#   Rowan Cos. P.L.C. Class A.........................  80,551   1,387,894
#   RPC, Inc.......................................... 130,222   1,601,731
#*  RSP Permian, Inc..................................   1,922      47,666
#*  SandRidge Energy, Inc.............................  64,969      33,589
    Schlumberger, Ltd................................. 173,170  14,341,939
    Scorpio Tankers, Inc.............................. 151,206   1,623,952
#*  SEACOR Holdings, Inc..............................  16,024   1,012,236
    SemGroup Corp. Class A............................  30,405   2,161,491
#*  Seventy Seven Energy, Inc.........................  21,144      65,969
#   Ship Finance International, Ltd...................  57,055     954,530
    SM Energy Co......................................  63,856   2,367,142
#*  Southwestern Energy Co............................ 185,604   3,452,234
#   Spectra Energy Corp...............................  43,889   1,328,081
*   Steel Excel, Inc..................................   6,180     129,409
#*  Stone Energy Corp.................................  32,053     185,587
    Superior Energy Services, Inc..................... 123,386   2,097,562
#*  Synergy Resources Corp............................  80,167     780,025
#*  Synthesis Energy Systems, Inc.....................   9,454      11,818
    Targa Resources Corp..............................  26,837   2,373,733
#   Teekay Corp.......................................  54,053   1,935,638
    Teekay Tankers, Ltd. Class A......................   4,588      32,896

                                     1463

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Energy -- (Continued)
    Tesco Corp........................................  31,030 $    297,888
    Tesoro Corp.......................................  90,159    8,776,077
*   TETRA Technologies, Inc...........................  68,188      324,575
#   Tidewater, Inc....................................  25,196      492,078
#   Transocean, Ltd................................... 238,790    3,166,355
#*  Triangle Petroleum Corp...........................  59,082      219,194
#*  Ultra Petroleum Corp..............................  38,154      296,838
#*  Unit Corp.........................................  29,942      590,756
#*  Uranium Energy Corp...............................   8,045       10,780
#   US Silica Holdings, Inc...........................  24,885      560,410
*   Vaalco Energy, Inc................................  33,065       43,646
    Valero Energy Corp................................ 171,420   11,245,152
#   W&T Offshore, Inc.................................  24,386       91,935
#*  Warren Resources, Inc.............................  53,566       19,016
#*  Weatherford International P.L.C................... 377,431    4,030,963
    Western Refining, Inc............................. 102,647    4,532,892
#*  Westmoreland Coal Co..............................  10,468      163,196
*   Whiting Petroleum Corp............................  88,643    1,816,295
#*  Willbros Group, Inc...............................  34,387       27,853
    Williams Cos., Inc. (The).........................  63,785    3,347,437
    World Fuel Services Corp..........................  49,969    2,031,240
#*  WPX Energy, Inc................................... 137,974    1,200,374
*   Yuma Energy, Inc..................................   1,933        1,469
                                                               ------------
Total Energy..........................................          442,513,061
                                                               ------------
Financials -- (16.0%)
    1st Source Corp...................................  20,380      692,716
    Access National Corp..............................   3,101       60,190
    ACE, Ltd..........................................  56,534    6,149,203
*   Affiliated Managers Group, Inc....................  19,704    4,096,462
    Aflac, Inc........................................  89,101    5,706,919
    Alexander & Baldwin, Inc..........................  54,270    2,048,693
*   Alleghany Corp....................................   7,207    3,503,539
    Alliance Bancorp, Inc. of Pennsylvania............     600       14,178
    Allied World Assurance Co. Holdings AG............  74,679    3,155,935
    Allstate Corp. (The).............................. 109,667    7,561,540
*   Ally Financial, Inc............................... 160,376    3,651,762
*   Altisource Asset Management Corp..................     743       98,500
*   Altisource Portfolio Solutions SA.................   9,318      304,326
#*  Ambac Financial Group, Inc........................  17,852      286,346
#   American Equity Investment Life Holding Co........  81,088    2,395,340
    American Express Co...............................  98,312    7,477,611
    American Financial Group, Inc.....................  68,646    4,733,142
*   American Independence Corp........................      75          770
    American International Group, Inc................. 269,115   17,255,654
#   American National Bankshares, Inc.................   3,521       83,377
    American National Insurance Co....................  12,882    1,377,730
*   American River Bankshares.........................   2,071       20,855
    Ameriprise Financial, Inc.........................  46,356    5,825,559
    Ameris Bancorp....................................  30,319      818,916
    AMERISAFE, Inc....................................  15,376      769,569
    AmeriServ Financial, Inc..........................   3,367       11,313
#   Amtrust Financial Services, Inc...................  67,049    4,660,576

                                     1464

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    Aon P.L.C.........................................    39,459 $ 3,976,283
#*  Arch Capital Group, Ltd...........................    57,133   4,077,011
    Argo Group International Holdings, Ltd............    24,191   1,363,889
    Arrow Financial Corp..............................     8,474     233,374
    Arthur J Gallagher & Co...........................    43,658   2,070,699
#   Artisan Partners Asset Management, Inc. Class A...     9,271     442,690
    Aspen Insurance Holdings, Ltd.....................    55,604   2,673,996
#   Associated Banc-Corp..............................   133,268   2,626,712
    Assurant, Inc.....................................    51,999   3,879,125
#   Assured Guaranty, Ltd.............................   130,351   3,188,385
*   Asta Funding, Inc.................................     7,725      64,504
    Astoria Financial Corp............................    87,951   1,329,819
#*  Atlanticus Holdings Corp..........................    12,895      50,548
*   Atlas Financial Holdings, Inc.....................       834      15,396
    Auburn National Bancorporation, Inc...............       757      20,303
#*  AV Homes, Inc.....................................     4,357      64,353
    Axis Capital Holdings, Ltd........................    65,306   3,759,013
#   Baldwin & Lyons, Inc. Class A.....................       298       7,069
    Baldwin & Lyons, Inc. Class B.....................     6,095     142,135
    Banc of California, Inc...........................     7,068      85,735
    Bancfirst Corp....................................    11,225     714,022
#*  Bancorp, Inc. (The)...............................    32,275     269,496
    BancorpSouth, Inc.................................    96,888   2,448,360
    Bank Mutual Corp..................................    34,303     249,383
    Bank of America Corp.............................. 1,703,565  30,459,742
    Bank of Commerce Holdings.........................     4,204      24,341
#   Bank of Hawaii Corp...............................    33,755   2,277,450
    Bank of Marin Bancorp.............................     1,104      53,732
    Bank of New York Mellon Corp. (The)...............   161,097   6,991,610
    Bank of the Ozarks, Inc...........................    62,108   2,740,205
    BankFinancial Corp................................    18,234     220,449
    BankUnited, Inc...................................    66,637   2,433,583
    Banner Corp.......................................    21,394   1,019,638
#   Bar Harbor Bankshares.............................     2,669      91,547
    BB&T Corp.........................................   131,657   5,301,827
    BBCN Bancorp, Inc.................................    74,571   1,144,665
*   BBX Capital Corp. Class A.........................     1,030      16,449
    BCB Bancorp, Inc..................................     2,691      31,108
*   Bear State Financial, Inc.........................       110       1,007
*   Beneficial Bancorp, Inc...........................    64,015     823,233
*   Berkshire Hathaway, Inc. Class B..................   127,379  18,182,078
    Berkshire Hills Bancorp, Inc......................    29,513     858,828
    BGC Partners, Inc. Class A........................   271,149   2,670,818
    BlackRock, Inc....................................    23,004   7,736,705
    BNC Bancorp.......................................     1,709      38,487
#*  BofI Holding, Inc.................................    13,947   1,713,389
#   BOK Financial Corp................................    37,587   2,498,032
#   Boston Private Financial Holdings, Inc............    74,266     934,266
    Bridge Bancorp, Inc...............................     1,438      37,187
    Brookline Bancorp, Inc............................    80,543     907,720
    Brown & Brown, Inc................................   107,594   3,599,019
    Bryn Mawr Bank Corp...............................    12,609     363,644
    C&F Financial Corp................................       353      13,414

                                     1465

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Calamos Asset Management, Inc. Class A............  16,584 $   199,174
    California First National Bancorp.................   1,859      25,134
#   Camden National Corp..............................   6,083     244,902
    Cape Bancorp, Inc.................................   1,610      17,082
*   Capital Bank Financial Corp. Class A..............   4,827     144,665
    Capital City Bank Group, Inc......................  10,110     156,098
    Capital One Financial Corp........................ 121,877   9,908,600
    Capitol Federal Financial, Inc.................... 123,627   1,485,997
    Cardinal Financial Corp...........................  31,961     746,609
*   Carolina Bank Holdings, Inc.......................     900      11,115
*   Cascade Bancorp...................................  20,509     105,826
#   Cash America International, Inc...................  32,186     892,518
    Cathay General Bancorp............................  75,004   2,408,378
#   CBOE Holdings, Inc................................  32,258   1,999,351
*   CBRE Group, Inc. Class A..........................  48,156   1,828,483
    Centerstate Banks, Inc............................  26,521     369,703
    Central Pacific Financial Corp....................  23,859     555,676
    Century Bancorp, Inc. Class A.....................   1,308      54,478
    Charles Schwab Corp. (The)........................ 103,156   3,598,081
    Charter Financial Corp............................   1,590      19,303
    Chemical Financial Corp...........................  28,235     930,343
    Chicopee Bancorp, Inc.............................   3,900      64,545
    Chubb Corp. (The).................................  53,621   6,666,699
#   Cincinnati Financial Corp.........................  69,527   3,838,586
    CIT Group, Inc....................................  73,870   3,474,845
    Citigroup, Inc.................................... 539,405  31,533,616
    Citizens & Northern Corp..........................   3,548      70,038
    Citizens Community Bancorp, Inc...................   1,100      10,021
    Citizens Holding Co...............................     200       4,014
#*  Citizens, Inc.....................................  28,479     192,803
    City Holding Co...................................  12,822     618,277
    City National Corp................................  37,071   3,333,054
    CKX Lands, Inc....................................      39         519
    Clifton Bancorp, Inc..............................  26,362     358,523
    CME Group, Inc....................................  63,511   6,099,596
    CNA Financial Corp................................  71,240   2,822,529
    CNB Financial Corp................................   5,633      97,902
    CNO Financial Group, Inc.......................... 150,916   2,692,341
    CoBiz Financial, Inc..............................  30,600     391,374
    Codorus Valley Bancorp, Inc.......................     565      11,679
    Cohen & Steers, Inc...............................   9,219     284,959
*   Colony Bankcorp, Inc..............................     327       2,923
    Columbia Banking System, Inc......................  52,441   1,719,540
    Comerica, Inc.....................................  78,265   3,712,109
#   Commerce Bancshares, Inc..........................  71,349   3,359,824
    Commercial National Financial Corp................     923      21,875
#   Community Bank System, Inc........................  34,065   1,302,305
*   Community Bankers Trust Corp......................     700       3,507
    Community Trust Bancorp, Inc......................  14,885     521,124
#   ConnectOne Bancorp, Inc...........................  12,965     276,932
#   Consolidated-Tomoka Land Co.......................   4,844     280,613
*   Consumer Portfolio Services, Inc..................  13,230      79,909
#*  Cowen Group, Inc. Class A.........................  83,302     470,656

                                     1466

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Crawford & Co. Class A............................  16,580 $  107,604
#   Crawford & Co. Class B............................  16,901    116,955
#*  Credit Acceptance Corp............................  15,073  3,620,685
#   Cullen/Frost Bankers, Inc.........................  42,390  3,071,156
*   Customers Bancorp, Inc............................  12,054    303,158
#   CVB Financial Corp................................  71,868  1,272,782
    Diamond Hill Investment Group, Inc................   1,467    282,383
    Dime Community Bancshares, Inc....................  42,016    714,272
    Discover Financial Services....................... 116,309  6,491,205
    Donegal Group, Inc. Class A.......................  14,880    221,266
    Donegal Group, Inc. Class B.......................   1,947     38,755
*   E*TRADE Financial Corp............................ 169,915  4,828,984
#*  Eagle Bancorp, Inc................................   8,029    356,488
    East West Bancorp, Inc............................ 108,464  4,854,849
    Eastern Virginia Bankshares, Inc..................     889      5,601
    Eaton Vance Corp..................................  43,967  1,686,574
#*  eHealth, Inc......................................  11,757    191,286
    EMC Insurance Group, Inc..........................  12,804    308,832
    Employers Holdings, Inc...........................  36,599    878,376
#*  Encore Capital Group, Inc.........................  21,233    913,231
    Endurance Specialty Holdings, Ltd.................  41,511  2,884,599
#*  Enova International, Inc..........................  33,479    605,300
#*  Enstar Group, Ltd.................................  10,338  1,653,977
#   Enterprise Bancorp, Inc...........................   3,460     76,016
    Enterprise Financial Services Corp................  12,639    304,979
    Erie Indemnity Co. Class A........................  26,471  2,284,712
    ESSA Bancorp, Inc.................................   7,111     91,376
    Evans Bancorp, Inc................................     807     19,570
    EverBank Financial Corp...........................  25,432    507,114
    Evercore Partners, Inc. Class A...................  29,864  1,756,003
    Everest Re Group, Ltd.............................  24,621  4,508,598
#*  Ezcorp, Inc. Class A..............................  19,715    139,779
*   Farmers Capital Bank Corp.........................   2,459     62,901
    FBL Financial Group, Inc. Class A.................  19,223  1,095,903
    Federal Agricultural Mortgage Corp. Class A.......     635     17,145
    Federal Agricultural Mortgage Corp. Class C.......   8,032    214,856
#   Federated Investors, Inc. Class B.................  50,133  1,689,983
    Federated National Holding Co.....................  15,906    375,223
    Fidelity Southern Corp............................  10,054    195,450
    Fifth Third Bancorp............................... 331,250  6,979,438
#   Financial Engines, Inc............................   7,304    334,961
    Financial Institutions, Inc.......................  11,086    272,050
*   First Acceptance Corp.............................  16,289     48,704
#   First American Financial Corp.....................  70,958  2,879,476
*   First BanCorp(318672706)..........................  62,228    268,203
    First Bancorp(318910106)..........................  10,815    184,612
    First Bancorp, Inc................................   3,162     60,110
    First Busey Corp..................................  64,282    409,476
    First Business Financial Services, Inc............   1,703     74,506
*   First Cash Financial Services, Inc................  27,205  1,106,427
    First Citizens BancShares, Inc. Class A...........   6,827  1,750,033
#   First Commonwealth Financial Corp.................  88,042    809,986
    First Community Bancshares, Inc...................  13,073    232,569

                                     1467

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    First Connecticut Bancorp, Inc....................     800 $    12,896
    First Defiance Financial Corp.....................   6,553     251,963
    First Financial Bancorp...........................  53,398   1,015,096
#   First Financial Bankshares, Inc...................  42,226   1,434,839
    First Financial Corp..............................  10,038     333,061
    First Financial Northwest, Inc....................  11,880     147,668
#   First Horizon National Corp....................... 175,264   2,777,934
    First Interstate Bancsystem, Inc..................  19,237     533,442
    First Merchants Corp..............................  35,465     923,154
    First Midwest Bancorp, Inc........................  68,034   1,276,998
*   First NBC Bank Holding Co.........................   9,818     375,048
    First Niagara Financial Group, Inc................ 244,111   2,370,318
    First of Long Island Corp. (The)..................   1,427      38,871
    First Republic Bank...............................  37,143   2,369,352
    First South Bancorp, Inc..........................   4,040      32,199
*   First United Corp.................................   1,100       9,262
    FirstMerit Corp...................................  95,336   1,786,597
*   Flagstar Bancorp, Inc.............................  27,982     568,035
    Flushing Financial Corp...........................  32,645     677,710
    FNB Corp.......................................... 140,450   1,936,806
    FNF Group......................................... 140,300   5,484,327
*   FNFV Group........................................  46,761     680,840
*   Forest City Enterprises, Inc. Class A............. 120,075   2,803,751
#*  Forest City Enterprises, Inc. Class B.............   3,599      83,821
#*  Forestar Group, Inc...............................  34,221     438,029
    Fox Chase Bancorp, Inc............................  11,004     187,838
    Franklin Resources, Inc...........................  61,777   2,813,942
#*  FRP Holdings, Inc.................................   5,087     150,117
    Fulton Financial Corp............................. 163,152   2,114,450
    Gain Capital Holdings, Inc........................  31,680     221,126
    GAMCO Investors, Inc. Class A.....................   4,711     323,457
#*  Genworth Financial, Inc. Class A.................. 223,449   1,566,377
#   German American Bancorp, Inc......................   9,321     271,334
    Glacier Bancorp, Inc..............................  48,092   1,351,385
*   Global Indemnity P.L.C............................  11,770     325,441
    Goldman Sachs Group, Inc. (The)...................  78,303  16,057,596
    Great Southern Bancorp, Inc.......................  11,416     473,764
*   Green Dot Corp. Class A...........................  28,207     584,449
    Greenhill & Co., Inc..............................  20,373     801,270
*   Greenlight Capital Re, Ltd. Class A...............  27,194     756,537
    Griffin Industrial Realty, Inc....................   2,369      74,292
    Guaranty Bancorp..................................  11,050     177,132
*   Hallmark Financial Services, Inc..................  13,606     145,312
#   Hancock Holding Co................................  58,983   1,723,483
    Hanmi Financial Corp..............................  34,269     867,348
    Hanover Insurance Group, Inc. (The)...............  37,423   3,025,650
    Harleysville Savings Financial Corp...............   1,326      24,398
    Hartford Financial Services Group, Inc. (The)..... 207,987   9,889,782
    Hawthorn Bancshares, Inc..........................     260       3,622
    HCC Insurance Holdings, Inc.......................  70,243   5,419,950
#   HCI Group, Inc....................................  15,665     703,045
    Heartland Financial USA, Inc......................  11,620     437,842
    Heritage Commerce Corp............................  15,894     176,264

                                     1468

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    Heritage Financial Corp...........................  19,939 $   352,920
    HF Financial Corp.................................     761      11,811
    HFF, Inc. Class A.................................  23,651   1,084,162
*   Hilltop Holdings, Inc.............................  74,985   1,578,434
    Hingham Institution for Savings...................     248      30,010
*   HMN Financial, Inc................................     212       2,480
    Home Bancorp, Inc.................................   3,783      91,662
    Home BancShares, Inc..............................  41,959   1,670,807
*   HomeStreet, Inc...................................  12,393     280,206
*   HomeTrust Bancshares, Inc.........................   5,384      92,282
    HopFed Bancorp, Inc...............................   1,664      19,352
    Horace Mann Educators Corp........................  33,385   1,176,487
    Horizon Bancorp...................................   3,426      83,115
#*  Howard Hughes Corp. (The).........................  27,641   3,758,070
    Hudson City Bancorp, Inc.......................... 285,251   2,940,938
    Huntington Bancshares, Inc........................ 359,754   4,198,329
    Iberiabank Corp...................................  32,289   2,084,255
*   Imperial Holdings, Inc............................   3,823      21,600
    Independence Holding Co...........................   6,304      82,456
    Independent Bank Corp.............................  19,927     963,670
    Independent Bank Group, Inc.......................   2,408     107,108
    Infinity Property & Casualty Corp.................   7,323     567,606
    Interactive Brokers Group, Inc. Class A...........  60,483   2,428,392
    Intercontinental Exchange, Inc....................  21,406   4,881,424
    International Bancshares Corp.....................  56,840   1,530,701
*   INTL. FCStone, Inc................................  17,557     511,962
    Invesco, Ltd...................................... 140,449   5,421,331
    Investment Technology Group, Inc..................  38,459     782,641
    Investors Bancorp, Inc............................ 245,372   2,988,631
    Investors Title Co................................     675      48,074
#   Janus Capital Group, Inc.......................... 126,443   2,071,136
    Jones Lang LaSalle, Inc...........................  26,326   4,687,081
    JPMorgan Chase & Co............................... 719,166  49,284,446
#   Kansas City Life Insurance Co.....................     935      44,029
*   KCG Holdings, Inc. Class A........................  24,676     262,059
*   Kearny Financial Corp.............................  52,959     590,493
    Kemper Corp.......................................  49,052   1,899,293
    Kennedy-Wilson Holdings, Inc......................  55,980   1,417,414
    Kentucky First Federal Bancorp....................   1,549      13,012
    KeyCorp........................................... 362,394   5,377,927
#*  Ladenburg Thalmann Financial Services, Inc........  59,599     181,181
    Lake Shore Bancorp, Inc...........................     125       1,666
    Lake Sunapee Bank Group...........................   2,140      31,886
    Lakeland Bancorp, Inc.............................  24,884     281,189
    Lakeland Financial Corp...........................  13,377     569,058
    Landmark Bancorp, Inc.............................   1,337      35,939
    LegacyTexas Financial Group, Inc..................  34,190   1,039,034
    Legg Mason, Inc...................................  86,474   4,266,627
#*  LendingTree, Inc..................................   7,617     631,602
    Leucadia National Corp............................ 138,002   3,245,807
    Lincoln National Corp............................. 105,037   5,915,684
    LNB Bancorp, Inc..................................   5,305      98,673
    Loews Corp........................................  98,105   3,738,782

                                     1469

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Louisiana Bancorp, Inc............................   2,000 $   48,140
#   LPL Financial Holdings, Inc....................... 112,770  5,317,106
#   M&T Bank Corp.....................................  51,042  6,694,158
#   Macatawa Bank Corp................................  15,666     84,753
#   Maiden Holdings, Ltd..............................  64,948  1,074,240
    MainSource Financial Group, Inc...................  15,942    348,970
    Manning & Napier, Inc.............................   8,711     87,110
*   Marcus & Millichap, Inc...........................  13,822    708,239
*   Markel Corp.......................................   6,509  5,791,383
    MarketAxess Holdings, Inc.........................  18,326  1,792,283
    Marlin Business Services Corp.....................  13,268    210,829
    Marsh & McLennan Cos., Inc........................  50,167  2,906,676
*   Maui Land & Pineapple Co., Inc....................   1,700      8,789
    MB Financial, Inc.................................  69,284  2,362,584
#*  MBIA, Inc......................................... 181,340  1,078,973
*   MBT Financial Corp................................   2,175     12,702
    McGraw Hill Financial, Inc........................  20,001  2,035,102
    Mercantile Bank Corp..............................   7,852    161,751
#   Merchants Bancshares, Inc.........................   2,632     83,171
#   Mercury General Corp..............................  38,157  2,153,963
*   Meridian Bancorp, Inc.............................  33,338    434,728
    Meta Financial Group, Inc.........................   3,376    170,691
    MetLife, Inc...................................... 165,434  9,221,291
    Metro Bancorp, Inc................................  13,124    321,144
#*  MGIC Investment Corp.............................. 111,894  1,238,667
    MidSouth Bancorp, Inc.............................   5,698     79,487
    MidWestOne Financial Group, Inc...................   4,420    143,164
    Moelis & Co. Class A..............................     450     13,464
    Montpelier Re Holdings, Ltd.......................  40,003  1,706,128
    Moody's Corp......................................  27,826  3,072,825
    Morgan Stanley.................................... 254,510  9,885,168
#*  MSB Financial Corp................................     783      9,161
    MSCI, Inc.........................................  67,973  4,633,040
    MutualFirst Financial, Inc........................   1,660     39,209
    NASDAQ OMX Group, Inc. (The)......................  75,383  3,846,794
    National Bank Holdings Corp. Class A..............  15,488    335,160
    National General Holdings Corp....................   1,563     35,777
    National Interstate Corp..........................  12,722    321,358
    National Penn Bancshares, Inc..................... 137,574  1,474,793
    National Western Life Insurance Co. Class A.......     977    235,447
#*  Nationstar Mortgage Holdings, Inc.................   6,015    111,578
    Navient Corp...................................... 171,241  2,688,484
*   Navigators Group, Inc. (The)......................  13,888  1,085,764
#   NBT Bancorp, Inc..................................  32,336    874,042
    Nelnet, Inc. Class A..............................  30,943  1,218,845
#   New York Community Bancorp, Inc................... 117,758  2,240,935
    NewBridge Bancorp.................................   8,517     75,035
#*  NewStar Financial, Inc............................  30,792    356,263
*   Nicholas Financial, Inc...........................     945     12,370
*   NMI Holdings, Inc. Class A........................   5,449     43,592
    Northeast Community Bancorp, Inc..................   5,046     38,097
#   Northern Trust Corp...............................  64,135  4,905,686
    Northfield Bancorp, Inc...........................  56,741    854,519

                                     1470

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Northrim BanCorp, Inc.............................   4,474 $  113,147
    NorthStar Asset Management Group, Inc.............  23,577    431,931
    Northwest Bancshares, Inc.........................  84,303  1,069,805
    Norwood Financial Corp............................      71      2,176
    Ocean Shore Holding Co............................   3,233     48,463
    OceanFirst Financial Corp.........................  11,656    204,330
#*  Ocwen Financial Corp..............................  70,820    597,013
    OFG Bancorp.......................................  39,825    320,990
    Ohio Valley Banc Corp.............................   1,078     24,546
    Old Line Bancshares, Inc..........................      98      1,550
    Old National Bancorp.............................. 102,032  1,468,240
    Old Republic International Corp................... 177,794  2,974,494
*   Old Second Bancorp, Inc...........................   5,772     37,576
    OneBeacon Insurance Group, Ltd. Class A...........  21,631    313,650
    Oppenheimer Holdings, Inc. Class A................   8,545    193,972
    Opus Bank.........................................     451     17,657
    Oritani Financial Corp............................  50,629    795,382
    Pacific Continental Corp..........................  13,760    182,733
*   Pacific Mercantile Bancorp........................   4,434     32,767
*   Pacific Premier Bancorp, Inc......................  13,400    254,734
#   PacWest Bancorp...................................  83,360  3,858,734
    Park National Corp................................   9,540    835,704
    Park Sterling Corp................................  14,586    105,603
    PartnerRe, Ltd....................................  37,587  5,110,329
    Peapack Gladstone Financial Corp..................   6,062    134,576
#   Penns Woods Bancorp, Inc..........................   2,417    103,786
*   PennyMac Financial Services, Inc. Class A.........   4,870     88,780
    People's United Financial, Inc.................... 195,884  3,187,033
    Peoples Bancorp of North Carolina, Inc............     126      2,313
    Peoples Bancorp, Inc..............................   8,489    178,609
*   PHH Corp..........................................  35,479    885,556
#*  Phoenix Cos., Inc. (The)..........................   3,177     43,843
*   PICO Holdings, Inc................................  18,025    222,248
    Pinnacle Financial Partners, Inc..................  25,360  1,346,362
*   Piper Jaffray Cos.................................  10,445    468,458
    PNC Financial Services Group, Inc. (The)..........  90,112  8,847,196
*   Popular, Inc......................................  71,078  2,176,408
#*  PRA Group, Inc....................................  41,323  2,626,077
    Preferred Bank....................................   4,650    146,568
    Premier Financial Bancorp, Inc....................   1,908     28,830
#   Primerica, Inc....................................  45,195  2,044,170
    Principal Financial Group, Inc.................... 133,424  7,406,366
    PrivateBancorp, Inc...............................  51,530  2,130,250
    ProAssurance Corp.................................  46,279  2,234,813
    Progressive Corp. (The)........................... 221,290  6,749,345
    Prosperity Bancshares, Inc........................  40,273  2,198,503
    Provident Financial Holdings, Inc.................   5,500     88,495
    Provident Financial Services, Inc.................  57,300  1,124,226
    Prudential Bancorp, Inc...........................   1,572     23,124
    Prudential Financial, Inc.........................  78,816  6,964,182
    Pulaski Financial Corp............................   4,605     59,543
    Pzena Investment Management, Inc. Class A.........   6,648     69,139
#   QC Holdings, Inc..................................   6,412     15,132

                                     1471

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    QCR Holdings, Inc.................................   1,649 $   35,552
#   Radian Group, Inc.................................  80,134  1,479,274
    Raymond James Financial, Inc......................  55,106  3,251,254
#   RCS Capital Corp. Class A.........................  17,943    104,608
*   Realogy Holdings Corp.............................  55,017  2,504,374
#*  Regional Management Corp..........................   3,635     70,228
    Regions Financial Corp............................ 562,877  5,848,292
    Reinsurance Group of America, Inc.................  41,038  3,960,988
    RenaissanceRe Holdings, Ltd.......................  41,644  4,468,401
    Renasant Corp.....................................  28,451    914,700
    Republic Bancorp, Inc. Class A....................  13,518    339,978
#*  Republic First Bancorp, Inc.......................   8,744     30,429
    Resource America, Inc. Class A....................  14,603    117,992
    Riverview Bancorp, Inc............................   5,533     23,958
#   RLI Corp..........................................  30,928  1,708,153
*   Royal Bancshares of Pennsylvania, Inc. Class A....   4,578      8,744
    S&T Bancorp, Inc..................................  27,181    840,437
#*  Safeguard Scientifics, Inc........................  23,575    432,837
    Safety Insurance Group, Inc.......................  24,456  1,418,203
    Salisbury Bancorp, Inc............................     300      8,964
#   Sandy Spring Bancorp, Inc.........................  18,419    503,575
*   Santander Consumer USA Holdings, Inc..............  86,009  2,079,698
    SB Financial Group, Inc...........................     600      6,636
*   Seacoast Banking Corp. of Florida.................  11,953    178,697
    SEI Investments Co................................  33,229  1,771,438
    Selective Insurance Group, Inc....................  44,737  1,378,347
*   Shore Bancshares, Inc.............................   1,418     13,372
    SI Financial Group, Inc...........................   4,396     52,488
    Sierra Bancorp....................................   8,846    146,844
*   Signature Bank....................................  35,450  5,161,166
    Simmons First National Corp. Class A..............  21,261    966,312
*   SLM Corp.......................................... 411,506  3,757,050
    South State Corp..................................  18,303  1,422,509
#*  Southcoast Financial Corp.........................   1,309     12,292
*   Southern First Bancshares, Inc....................      18        361
    Southern Missouri Bancorp, Inc....................     130      2,454
#   Southern National Bancorp of Virginia, Inc........     417      4,821
    Southside Bancshares, Inc.........................  16,872    460,943
    Southwest Bancorp, Inc............................  20,938    367,043
*   Springleaf Holdings, Inc..........................  44,420  2,243,654
#*  St Joe Co. (The)..................................  51,029    829,221
    StanCorp Financial Group, Inc.....................  34,695  3,955,924
    State Auto Financial Corp.........................  25,469    616,350
#   State Bank Financial Corp.........................   8,380    169,695
    State Street Corp.................................  81,901  6,270,341
    Sterling Bancorp..................................  81,931  1,219,953
    Stewart Information Services Corp.................  26,212  1,077,837
*   Stifel Financial Corp.............................  44,440  2,441,978
    Stock Yards Bancorp, Inc..........................  11,679    430,488
*   Stratus Properties, Inc...........................     271      4,092
    Suffolk Bancorp...................................   7,487    215,775
    Summit State Bank.................................     361      4,790
#*  Sun Bancorp, Inc..................................   6,905    144,245

                                     1472

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Financials -- (Continued)
    SunTrust Banks, Inc...............................    88,716 $ 3,933,667
    Susquehanna Bancshares, Inc.......................   138,739   1,970,094
*   SVB Financial Group...............................    39,389   5,636,566
    Symetra Financial Corp............................    93,522   2,341,791
    Synovus Financial Corp............................    89,519   2,821,639
    T Rowe Price Group, Inc...........................    21,507   1,658,835
    Talmer Bancorp, Inc. Class A......................    16,026     261,224
    TCF Financial Corp................................   148,946   2,451,651
    TD Ameritrade Holding Corp........................   153,891   5,652,416
#*  Tejon Ranch Co....................................    12,125     300,943
    Territorial Bancorp, Inc..........................     8,822     223,285
#   Teton Advisors, Inc. Class A......................        29       1,486
*   Texas Capital Bancshares, Inc.....................    29,351   1,729,948
#   TFS Financial Corp................................   140,255   2,364,699
    Timberland Bancorp, Inc...........................       899       9,610
#   Tompkins Financial Corp...........................    12,327     666,274
    Torchmark Corp....................................    46,106   2,840,591
    TowneBank.........................................    20,844     367,897
#*  Transcontinental Realty Investors, Inc............       860       9,757
    Travelers Cos., Inc. (The)........................   112,519  11,940,516
    Trico Bancshares..................................    18,949     469,746
*   Trinity Place Holdings, Inc.......................       699       4,837
#*  TriState Capital Holdings, Inc....................     6,610      83,484
#   TrustCo Bank Corp. NY.............................    87,118     542,745
#   Trustmark Corp....................................    58,868   1,415,187
    U.S. Bancorp......................................   381,670  17,255,301
#   UMB Financial Corp................................    33,399   1,830,933
#   Umpqua Holdings Corp..............................   140,325   2,489,366
    Union Bankshares Corp.............................    36,012     888,776
    Union Bankshares, Inc.............................       337       8,819
    United Bancshares, Inc............................       606       9,545
#   United Bankshares, Inc............................    59,911   2,428,193
    United Community Banks, Inc.......................    40,580     846,905
    United Community Financial Corp...................    20,751     107,075
    United Financial Bancorp, Inc.....................    43,868     591,779
    United Fire Group, Inc............................    16,701     577,187
#   United Insurance Holdings Corp....................     5,940      95,396
*   United Security Bancshares........................     2,078      10,535
    Unity Bancorp, Inc................................     2,462      24,177
#   Universal Insurance Holdings, Inc.................    55,727   1,528,034
    Univest Corp. of Pennsylvania.....................    16,202     322,906
    Unum Group........................................   116,597   4,178,836
    Validus Holdings, Ltd.............................    69,026   3,199,355
#   Valley National Bancorp...........................   152,537   1,513,167
    Virtus Investment Partners, Inc...................     5,898     712,832
    Voya Financial, Inc...............................    60,758   2,852,588
    Waddell & Reed Financial, Inc. Class A............    43,470   1,952,238
*   Walker & Dunlop, Inc..............................    34,643     829,700
#   Washington Federal, Inc...........................    99,262   2,310,819
#   Washington Trust Bancorp, Inc.....................    11,750     467,298
    Waterstone Financial, Inc.........................    26,089     336,809
    Wayne Savings Bancshares, Inc.....................       243       3,120
    Webster Financial Corp............................    73,199   2,829,873
    Wells Fargo & Co.................................. 1,199,886  69,437,403

                                     1473

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Financials -- (Continued)
    WesBanco, Inc.....................................  32,583 $  1,082,407
    West Bancorporation, Inc..........................  10,521      205,475
#   Westamerica Bancorporation........................  17,509      857,591
*   Western Alliance Bancorp..........................  73,593    2,489,651
    Westfield Financial, Inc..........................  18,225      135,047
    Westwood Holdings Group, Inc......................   6,357      381,929
    White Mountains Insurance Group, Ltd..............     152      107,312
    Willis Group Holdings P.L.C.......................  64,269    2,987,866
    Wilshire Bancorp, Inc.............................  86,809    1,008,721
    Wintrust Financial Corp...........................  42,462    2,289,551
#   WisdomTree Investments, Inc.......................  74,550    1,856,295
#*  World Acceptance Corp.............................   8,220      447,332
    WR Berkley Corp...................................  60,320    3,361,030
#   WSFS Financial Corp...............................  14,838      425,999
    WVS Financial Corp................................     757        8,388
    XL Group P.L.C.................................... 118,012    4,486,816
*   Yadkin Financial Corp.............................   7,041      151,100
    Your Community Bankshares, Inc....................      15          440
#   Zions Bancorporation.............................. 119,527    3,728,047
                                                               ------------
Total Financials......................................          994,478,268
                                                               ------------
Health Care -- (10.8%)
#   Abaxis, Inc.......................................   9,248      462,955
    Abbott Laboratories............................... 164,126    8,319,547
    AbbVie, Inc....................................... 109,207    7,645,582
#*  Acadia Healthcare Co., Inc........................  27,615    2,203,125
#*  ACADIA Pharmaceuticals, Inc.......................  12,347      602,657
#*  Accretive Health, Inc.............................   4,574       11,938
    Aceto Corp........................................  24,666      577,924
#*  Acorda Therapeutics, Inc..........................  23,617      811,480
#   Adcare Health Systems, Inc........................   2,885       10,963
*   Addus HomeCare Corp...............................  11,269      305,841
    Aetna, Inc........................................ 103,394   11,680,420
#*  Affymetrix, Inc...................................  51,400      563,344
    Agilent Technologies, Inc.........................  91,158    3,732,920
#*  Agios Pharmaceuticals, Inc........................   4,584      505,065
#*  Air Methods Corp..................................  41,504    1,634,843
#*  Akorn, Inc........................................  49,636    2,288,716
#*  Albany Molecular Research, Inc....................  19,802      418,614
*   Alere, Inc........................................  56,574    2,750,062
*   Alexion Pharmaceuticals, Inc......................  14,997    2,961,008
#*  Align Technology, Inc.............................  36,980    2,318,646
#*  Alkermes P.L.C....................................  16,011    1,121,090
*   Allergan P.L.C....................................  54,646   18,096,023
*   Alliance HealthCare Services, Inc.................   5,641       84,389
*   Allied Healthcare Products, Inc...................     500          795
*   Allscripts Healthcare Solutions, Inc..............  89,575    1,295,255
*   Almost Family, Inc................................   8,527      373,142
#*  Alnylam Pharmaceuticals, Inc......................  15,940    2,031,234
*   Alphatec Holdings, Inc............................  36,305       49,375
*   AMAG Pharmaceuticals, Inc.........................   7,668      489,985
#*  Amedisys, Inc.....................................  23,177    1,011,213
    AmerisourceBergen Corp............................  46,200    4,885,650

                                     1474

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
    Amgen, Inc........................................  85,813 $15,153,718
*   AMN Healthcare Services, Inc......................  48,319   1,422,028
*   Amsurg Corp.......................................  42,911   3,078,435
#*  Anacor Pharmaceuticals, Inc.......................   2,856     426,087
    Analogic Corp.....................................   7,841     631,593
#*  AngioDynamics, Inc................................  30,341     470,286
#*  Anika Therapeutics, Inc...........................  20,504     777,102
    Anthem, Inc.......................................  83,721  12,915,639
*   Assembly Biosciences, Inc.........................   3,255      48,825
#*  athenahealth, Inc.................................   6,828     955,647
#   Atrion Corp.......................................   1,537     620,794
*   Baxalta, Inc......................................  48,294   1,585,492
    Baxter International, Inc.........................  48,294   1,935,624
    Becton Dickinson and Co...........................  19,215   2,923,562
*   Bio-Rad Laboratories, Inc. Class A................  15,552   2,344,308
*   Bio-Rad Laboratories, Inc. Class B................     630      92,295
*   Bio-Reference Laboratories, Inc...................  15,232     675,844
    Bio-Techne Corp...................................  11,352   1,241,682
*   Biogen, Inc.......................................  16,395   5,226,398
#*  BioMarin Pharmaceutical, Inc......................  15,781   2,308,287
#*  BioScrip, Inc.....................................  42,088     105,641
*   Biospecifics Technologies Corp....................   2,754     189,255
*   BioTelemetry, Inc.................................  16,060     196,414
*   Bluebird Bio, Inc.................................   3,369     558,681
*   Boston Scientific Corp............................ 437,406   7,584,620
#*  Bovie Medical Corp................................   6,717      15,516
    Bristol-Myers Squibb Co...........................  95,632   6,277,284
#*  Brookdale Senior Living, Inc......................  76,117   2,521,756
#*  Bruker Corp.......................................  46,334     975,331
*   Cambrex Corp......................................  27,234   1,341,274
    Cantel Medical Corp...............................  27,844   1,528,079
#*  Capital Senior Living Corp........................  24,640     549,226
    Cardinal Health, Inc..............................  31,700   2,693,866
*   Celgene Corp......................................  53,962   7,082,512
#*  Centene Corp......................................  61,758   4,331,089
#*  Cepheid...........................................   9,601     533,720
*   Cerner Corp.......................................  28,400   2,036,848
*   Charles River Laboratories International, Inc.....  46,235   3,588,761
#   Chemed Corp.......................................  13,279   1,971,400
    Cigna Corp........................................  70,425  10,145,425
*   Community Health Systems, Inc..................... 131,067   7,668,730
#   Computer Programs & Systems, Inc..................   7,100     332,067
    CONMED Corp.......................................  17,455     990,048
    Cooper Cos., Inc. (The)...........................  26,890   4,759,530
#*  CorMedix, Inc.....................................   1,543       5,401
*   Corvel Corp.......................................  14,241     455,142
    CR Bard, Inc......................................  11,679   2,296,675
*   Cross Country Healthcare, Inc.....................  21,341     257,586
    CryoLife, Inc.....................................  19,437     212,835
#*  Cumberland Pharmaceuticals, Inc...................  12,297      76,610
*   Cutera, Inc.......................................   8,996     136,559
*   Cyberonics, Inc...................................  20,601   1,264,901
#*  Cynosure, Inc. Class A............................  14,888     577,654

                                     1475

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Health Care -- (Continued)
*   DaVita HealthCare Partners, Inc................... 123,398 $ 9,752,144
    DENTSPLY International, Inc.......................  35,485   2,019,451
*   Depomed, Inc......................................  78,423   2,470,324
*   DexCom, Inc.......................................   9,406     796,218
    Digirad Corp......................................   8,621      37,674
*   Dyax Corp.........................................  13,426     330,414
*   Edwards Lifesciences Corp.........................  17,800   2,708,448
    Eli Lilly & Co....................................  54,013   4,564,639
#*  Emergent Biosolutions, Inc........................  26,611     873,639
#*  Endo International P.L.C..........................  39,530   3,460,456
    Ensign Group, Inc. (The)..........................  24,658   1,260,517
*   Envision Healthcare Holdings, Inc.................  43,446   1,946,381
*   Enzo Biochem, Inc.................................  22,936      68,808
*   Exactech, Inc.....................................   8,698     173,786
#*  ExamWorks Group, Inc..............................  27,297     957,579
*   Express Scripts Holding Co........................ 184,458  16,614,132
*   Five Star Quality Care, Inc.......................  33,894     153,201
#*  Genesis Healthcare, Inc...........................  15,517      94,809
    Gilead Sciences, Inc.............................. 109,368  12,890,112
#*  Globus Medical, Inc. Class A......................  42,274   1,186,208
*   Greatbatch, Inc...................................  14,728     803,118
#*  Haemonetics Corp..................................  34,528   1,381,465
#*  Halozyme Therapeutics, Inc........................  11,700     273,078
#*  Halyard Health, Inc...............................  13,576     553,086
#*  Hanger, Inc.......................................  26,969     583,609
*   Harvard Apparatus Regenerative Technology, Inc....   4,721       5,382
*   Harvard Bioscience, Inc...........................  26,629     130,216
*   HCA Holdings, Inc.................................  21,018   1,954,884
*   Health Net, Inc...................................  56,130   3,752,852
    HealthSouth Corp..................................  30,514   1,394,490
*   HealthStream, Inc.................................  13,925     390,736
#*  Healthways, Inc...................................  22,868     289,509
*   Henry Schein, Inc.................................  28,123   4,161,642
    Hill-Rom Holdings, Inc............................  64,252   3,600,040
#*  HMS Holdings Corp.................................  54,829     631,630
#*  Hologic, Inc...................................... 104,110   4,337,223
*   Horizon Pharma P.L.C..............................  16,400     604,340
*   Hospira, Inc......................................  48,274   4,318,109
    Humana, Inc.......................................  62,179  11,322,174
*   ICU Medical, Inc..................................  10,064   1,005,595
#*  Idera Pharmaceuticals, Inc........................  12,551      44,933
#*  IDEXX Laboratories, Inc...........................  26,214   1,906,544
#*  Illumina, Inc.....................................   8,304   1,821,067
#*  Impax Laboratories, Inc...........................  48,223   2,336,887
*   IMS Health Holdings, Inc..........................  24,625     816,319
#*  Incyte Corp.......................................  40,400   4,212,912
#*  Infinity Pharmaceuticals, Inc.....................  11,550     100,947
#*  Insys Therapeutics, Inc...........................   9,373     421,035
#*  Integra LifeSciences Holdings Corp................  19,640   1,259,513
#*  Intercept Pharmaceuticals, Inc....................   2,031     535,798
#*  Intrexon Corp.....................................  11,025     719,381
*   Intuitive Surgical, Inc...........................   3,021   1,610,707
    Invacare Corp.....................................  29,073     495,695

                                     1476

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
*           IPC Healthcare, Inc............................  12,298 $   681,924
*           Iridex Corp....................................   3,478      24,902
#*          Isis Pharmaceuticals, Inc......................   6,400     351,552
#*          Jazz Pharmaceuticals P.L.C.....................  10,459   2,010,638
            Johnson & Johnson.............................. 371,445  37,222,503
*           Juniper Pharmaceuticals, Inc...................   1,000      10,200
            Kewaunee Scientific Corp.......................   1,276      21,564
            Kindred Healthcare, Inc........................  89,020   1,836,483
*           Laboratory Corp. of America Holdings...........  48,592   6,185,276
#           Landauer, Inc..................................   2,240      79,475
#*          Lannett Co., Inc...............................  35,863   2,137,435
            LeMaitre Vascular, Inc.........................  10,392     147,982
#*          Lexicon Pharmaceuticals, Inc...................   1,446      12,204
*           LHC Group, Inc.................................  13,328     536,985
*           LifePoint Health, Inc..........................  36,950   3,061,677
#*          Ligand Pharmaceuticals, Inc. Class B...........  11,658   1,262,095
#*          Lipocine, Inc..................................   9,758     120,609
#*          Luminex Corp...................................  22,354     385,159
*           Magellan Health, Inc...........................  27,108   1,642,474
*           Mallinckrodt P.L.C.............................  40,473   5,017,033
*           Masimo Corp....................................  38,286   1,595,760
            McKesson Corp..................................  22,964   5,065,169
#*          MedAssets, Inc.................................  44,267   1,031,421
(degrees)*  MedCath Corp...................................   9,997          --
#*          Medicines Co. (The)............................  68,711   2,156,838
#*          MediciNova, Inc................................   4,504      16,755
*           Medivation, Inc................................  11,882   1,251,531
#*          MEDNAX, Inc....................................  63,776   5,398,001
            Medtronic P.L.C................................ 142,244  11,150,507
            Merck & Co., Inc............................... 539,740  31,823,070
*           Merge Healthcare, Inc..........................  42,920     235,631
            Meridian Bioscience, Inc.......................  41,724     754,787
*           Merit Medical Systems, Inc.....................  31,900     815,364
*           Mettler-Toledo International, Inc..............   4,295   1,449,992
*           Misonix, Inc...................................     434       4,036
#*          Molina Healthcare, Inc.........................  33,946   2,560,547
*           Momenta Pharmaceuticals, Inc...................  13,135     285,555
*           Mylan NV.......................................  53,496   2,995,241
#*          Myriad Genetics, Inc...........................  57,031   1,945,898
            National Healthcare Corp.......................   9,156     578,659
            National Research Corp. Class A................   8,340     123,432
#           National Research Corp. Class B................   1,390      48,386
#*          Natus Medical, Inc.............................  21,699     979,927
*           Neogen Corp....................................  16,174     941,165
*           Neurocrine Biosciences, Inc....................   7,915     396,700
#*          NewLink Genetics Corp..........................   3,592     187,323
#*          Novavax, Inc...................................  24,600     296,676
*           NuVasive, Inc..................................  27,846   1,531,808
            Omnicare, Inc..................................  48,238   4,671,850
*           Omnicell, Inc..................................  24,365     889,810
#*          Opko Health, Inc...............................  85,038   1,392,072
#*          OraSure Technologies, Inc......................  26,256     129,705
*           Orthofix International NV......................  12,198     406,925

                                     1477

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Health Care -- (Continued)
#   Owens & Minor, Inc................................    45,809 $ 1,610,644
*   Pain Therapeutics, Inc............................    29,712      56,156
    Paratek Pharmaceuticals, Inc......................       790      19,876
*   PAREXEL International Corp........................    49,066   3,383,591
    Patterson Cos., Inc...............................    71,573   3,590,102
    PDL BioPharma, Inc................................    61,804     359,699
    PerkinElmer, Inc..................................    86,470   4,575,992
#*  Pernix Therapeutics Holdings, Inc.................     2,817      14,029
    Perrigo Co. P.L.C.................................    13,081   2,514,168
    Pfizer, Inc....................................... 1,300,994  46,913,844
*   PharMerica Corp...................................    26,461     904,172
#   Phibro Animal Health Corp. Class A................     4,149     162,973
#*  Pozen, Inc........................................    19,179     222,476
#*  Premier, Inc. Class A.............................    11,989     428,727
*   Prestige Brands Holdings, Inc.....................    37,083   1,765,892
#*  Progenics Pharmaceuticals, Inc....................    40,462     350,401
#*  Providence Service Corp. (The)....................    15,936     749,948
#*  pSivida Corp......................................     8,193      33,264
    Quality Systems, Inc..............................    32,710     417,053
    Quest Diagnostics, Inc............................    48,521   3,581,335
#*  Quidel Corp.......................................    20,544     425,466
*   Quintiles Transnational Holdings, Inc.............    15,895   1,219,464
#*  RadNet, Inc.......................................    34,751     232,484
*   Receptos, Inc.....................................     5,808   1,323,411
*   Regeneron Pharmaceuticals, Inc....................    10,000   5,536,600
#*  Repligen Corp.....................................    21,507     752,960
#   ResMed, Inc.......................................    48,888   2,833,060
#*  Rigel Pharmaceuticals, Inc........................    35,501     105,793
*   RTI Surgical, Inc.................................    41,756     303,984
#*  Sagent Pharmaceuticals, Inc.......................    17,884     439,589
*   SciClone Pharmaceuticals, Inc.....................    42,386     386,136
#*  SeaSpine Holdings Corp............................     6,547     102,652
#*  Seattle Genetics, Inc.............................    19,300     923,891
    Select Medical Holdings Corp......................    94,079   1,357,560
#*  Sequenom, Inc.....................................     3,146       8,872
*   Sirona Dental Systems, Inc........................    30,162   3,130,212
    Span-America Medical Systems, Inc.................     1,468      25,954
*   Special Diversified Opportunities, Inc............     5,707       6,164
#*  Spectrum Pharmaceuticals, Inc.....................    36,097     249,611
    St Jude Medical, Inc..............................    50,963   3,762,089
#   STERIS Corp.......................................    41,703   2,882,928
    Stryker Corp......................................    22,435   2,294,427
#*  Sucampo Pharmaceuticals, Inc. Class A.............    19,318     420,939
#*  Supernus Pharmaceuticals, Inc.....................    21,303     451,837
*   Surgical Care Affiliates, Inc.....................    10,293     391,340
*   SurModics, Inc....................................    13,509     317,326
*   Symmetry Surgical, Inc............................     7,787      64,866
*   Synthetic Biologics, Inc..........................     1,710       5,438
*   Targacept, Inc....................................    10,016      24,639
*   Taro Pharmaceutical Industries, Ltd...............     5,304     739,112
*   Team Health Holdings, Inc.........................    26,681   1,798,566
#   Teleflex, Inc.....................................    31,841   4,266,376
#*  Tenet Healthcare Corp.............................    68,727   3,869,330

                                     1478

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Health Care -- (Continued)
*   Theravance Biopharma, Inc.........................   1,483 $     18,597
    Thermo Fisher Scientific, Inc.....................  80,154   11,183,888
*   Thoratec Corp.....................................  33,632    2,128,569
#*  Tonix Pharmaceuticals Holding Corp................   1,949       16,430
*   Tornier NV........................................   8,248      205,293
*   Triple-S Management Corp. Class B.................  21,467      463,258
#*  Ultragenyx Pharmaceutical, Inc....................   3,340      403,906
#*  United Therapeutics Corp..........................  27,117    4,592,535
    UnitedHealth Group, Inc........................... 220,408   26,757,531
*   Universal American Corp...........................  75,748      702,184
    Universal Health Services, Inc. Class B...........  53,642    7,790,428
    US Physical Therapy, Inc..........................  12,895      681,630
    Utah Medical Products, Inc........................   2,338      127,818
#*  Varian Medical Systems, Inc.......................  14,776    1,271,770
*   Vascular Solutions, Inc...........................  12,911      480,677
*   VCA, Inc..........................................  69,362    4,267,844
*   Veeva Systems, Inc. Class A.......................  10,360      278,891
*   Vertex Pharmaceuticals, Inc.......................  13,281    1,792,935
*   Vocera Communications, Inc........................   1,872       23,213
*   Waters Corp.......................................   9,800    1,308,202
#*  WellCare Health Plans, Inc........................  33,715    2,724,172
    West Pharmaceutical Services, Inc.................  47,387    2,837,060
#*  Wright Medical Group, Inc.........................  29,509      762,513
    Zimmer Biomet Holdings, Inc.......................  42,907    4,465,331
#*  ZIOPHARM Oncology, Inc............................   1,788       23,888
    Zoetis, Inc....................................... 233,499   11,436,781
                                                               ------------
Total Health Care.....................................          672,383,212
                                                               ------------
Industrials -- (12.8%)
    3M Co.............................................  50,242    7,603,624
#   AAON, Inc.........................................  37,988      842,954
    AAR Corp..........................................  28,000      754,600
    ABM Industries, Inc...............................  42,911    1,414,347
    Acacia Research Corp..............................  23,234      218,632
*   ACCO Brands Corp..................................  91,900      751,742
*   Accuride Corp.....................................  30,833      125,490
    Acme United Corp..................................   1,355       24,702
    Actuant Corp. Class A.............................  50,752    1,170,341
    Acuity Brands, Inc................................  20,372    4,098,643
#*  Adept Technology, Inc.............................   5,898       42,230
#   ADT Corp. (The)................................... 178,505    6,163,778
#*  Advisory Board Co. (The)..........................  15,828      948,097
#*  AECOM............................................. 105,942    3,266,192
*   Aegion Corp.......................................  27,957      552,710
#*  Aerojet Rocketdyne Holdings, Inc..................  40,099      938,718
*   Aerovironment, Inc................................  15,902      414,406
#   AGCO Corp.........................................  75,600    4,158,756
    Air Lease Corp....................................  76,231    2,694,766
*   Air Transport Services Group, Inc.................  59,846      619,406
    Alamo Group, Inc..................................   8,210      431,353
    Alaska Air Group, Inc............................. 101,132    7,660,749
    Albany International Corp. Class A................  20,193      751,583
    Allegiant Travel Co...............................  16,425    3,494,090

                                     1479

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    Allegion P.L.C....................................  24,712 $1,562,293
    Allied Motion Technologies, Inc...................   8,963    189,478
#   Allison Transmission Holdings, Inc................ 150,722  4,398,068
    Altra Industrial Motion Corp......................  22,146    562,508
    AMERCO............................................  15,147  5,443,377
#*  Ameresco, Inc. Class A............................  14,623    100,899
    American Airlines Group, Inc......................  69,511  2,787,391
#   American Railcar Industries, Inc..................  15,398    615,150
#   American Science & Engineering, Inc...............   4,303    192,301
#*  American Woodmark Corp............................  15,693  1,031,972
    AMETEK, Inc.......................................  87,206  4,626,278
*   AMREP Corp........................................   2,552     13,143
    AO Smith Corp.....................................  49,842  3,579,652
    Apogee Enterprises, Inc...........................  21,117  1,165,236
    Applied Industrial Technologies, Inc..............  30,473  1,177,172
*   ARC Document Solutions, Inc.......................  52,748    364,489
    ArcBest Corp......................................  18,043    596,321
    Argan, Inc........................................  17,463    678,961
*   Armstrong World Industries, Inc...................  43,882  2,567,097
#*  Arotech Corp......................................   3,575      8,258
    Astec Industries, Inc.............................  19,577    769,572
*   Astronics Corp....................................  13,944    864,528
#*  Astronics Corp. Class B...........................   3,427    212,748
*   Atlas Air Worldwide Holdings, Inc.................  17,982    883,815
*   Avis Budget Group, Inc............................ 121,070  5,258,070
    AZZ, Inc..........................................  21,990  1,137,982
#   B/E Aerospace, Inc................................  35,497  1,729,059
*   Babcock & Wilcox Enterprises, Inc.................  44,101    869,672
    Barnes Group, Inc.................................  42,286  1,646,194
    Barrett Business Services, Inc....................   5,822    241,031
*   Beacon Roofing Supply, Inc........................  30,753  1,076,355
*   Blount International, Inc.........................  62,095    519,114
*   BlueLinx Holdings, Inc............................  24,060     22,857
    Boeing Co. (The)..................................  49,793  7,178,657
    Brady Corp. Class A...............................  33,952    798,551
*   Breeze-Eastern Corp...............................   3,679     45,252
#   Briggs & Stratton Corp............................  35,271    651,808
    Brink's Co. (The).................................  40,983  1,279,899
*   Builders FirstSource, Inc.........................  53,026    797,511
    BWX Technologies, Inc.............................  88,203  2,166,266
*   CAI International, Inc............................  16,129    226,774
    Carlisle Cos., Inc................................  48,900  4,951,614
#*  Casella Waste Systems, Inc. Class A...............  33,065    209,963
#   Caterpillar, Inc..................................  98,684  7,759,523
#*  CBIZ, Inc.........................................  44,762    438,668
    CDI Corp..........................................  13,073    158,314
    CEB, Inc..........................................  21,437  1,640,359
#   Ceco Environmental Corp...........................  12,718    114,462
    Celadon Group, Inc................................  23,158    502,529
    CH Robinson Worldwide, Inc........................  20,708  1,452,666
*   Chart Industries, Inc.............................  21,967    599,699
#   Chicago Bridge & Iron Co. NV......................  52,185  2,773,111
#   Cintas Corp.......................................  43,381  3,709,075

                                     1480

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
            CIRCOR International, Inc......................  12,263 $   586,539
            Civeo Corp.....................................  41,048      87,843
            CLARCOR, Inc...................................  37,601   2,262,452
#*          Clean Harbors, Inc.............................  45,083   2,232,510
#*          Colfax Corp....................................  60,727   2,316,128
            Columbus McKinnon Corp.........................  15,257     357,929
            Comfort Systems USA, Inc.......................  30,813     851,671
#*          Command Security Corp..........................     800       1,440
#*          Commercial Vehicle Group, Inc..................  31,018     183,316
            Compx International, Inc.......................     294       3,463
            Con-way, Inc...................................  51,473   1,996,638
*           Continental Building Products, Inc.............  28,896     613,751
#           Copa Holdings SA Class A.......................  19,676   1,486,128
*           Copart, Inc....................................  49,606   1,787,304
            Covanta Holding Corp........................... 101,876   2,011,032
*           Covenant Transportation Group, Inc. Class A....  16,943     400,024
*           CPI Aerostructures, Inc........................   5,837      52,533
*           CRA International, Inc.........................   6,409     149,586
            Crane Co.......................................  38,970   2,073,204
            CSX Corp....................................... 322,530  10,088,738
(degrees)*  CTPartners Executive Search, Inc...............   4,771       1,050
            Cubic Corp.....................................  17,270     766,270
            Cummins, Inc...................................  22,395   2,900,824
            Curtiss-Wright Corp............................  38,204   2,573,803
            Danaher Corp................................... 129,584  11,864,711
#           Deere & Co.....................................  79,073   7,477,934
            Delta Air Lines, Inc........................... 246,711  10,939,166
#           Deluxe Corp....................................  47,732   3,075,373
*           DigitalGlobe, Inc..............................  56,087   1,187,923
#           Donaldson Co., Inc.............................  60,421   2,030,146
            Douglas Dynamics, Inc..........................  23,545     483,143
            Dover Corp.....................................  65,806   4,216,190
*           Ducommun, Inc..................................   6,406     153,424
            Dun & Bradstreet Corp. (The)...................  12,496   1,559,126
*           DXP Enterprises, Inc...........................   9,719     356,687
*           Dycom Industries, Inc..........................  34,279   2,264,471
            Dynamic Materials Corp.........................   9,488     107,025
            Eastern Co. (The)..............................   2,778      48,282
            Eaton Corp. P.L.C..............................  90,244   5,466,982
*           Echo Global Logistics, Inc.....................  19,655     634,856
            Ecology and Environment, Inc. Class A..........     903      10,213
            EMCOR Group, Inc...............................  46,537   2,225,865
            Emerson Electric Co............................ 103,148   5,337,909
            Encore Wire Corp...............................  16,236     557,382
#*          Energy Recovery, Inc...........................  25,110      66,039
            EnerSys........................................  35,574   2,221,596
            Engility Holdings, Inc.........................  13,981     306,324
            Ennis, Inc.....................................  27,324     458,497
            EnPro Industries, Inc..........................  14,948     757,565
            Equifax, Inc...................................  46,568   4,755,990
            ESCO Technologies, Inc.........................  20,195     768,824
            Espey Manufacturing & Electronics Corp.........   1,611      43,143
            Essendant, Inc.................................  27,489   1,012,145

                                     1481

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Industrials -- (Continued)
#*  Esterline Technologies Corp.......................    21,888 $ 1,940,590
#   Expeditors International of Washington, Inc.......    27,380   1,283,301
    Exponent, Inc.....................................    16,878     750,902
#   Fastenal Co.......................................    48,988   2,050,638
    Federal Signal Corp...............................    86,246   1,290,240
    FedEx Corp........................................    83,259  14,272,258
    Flowserve Corp....................................    42,720   2,007,413
    Fluor Corp........................................    65,172   3,046,791
#   Fortune Brands Home & Security, Inc...............    53,072   2,534,188
    Forward Air Corp..................................    25,017   1,214,575
*   Franklin Covey Co.................................    11,511     217,673
    Franklin Electric Co., Inc........................    33,257     959,797
#   FreightCar America, Inc...........................    13,129     252,865
*   FTI Consulting, Inc...............................    36,454   1,491,698
#*  Fuel Tech, Inc....................................    11,434      20,810
*   Furmanite Corp....................................    25,983     169,409
    G&K Services, Inc. Class A........................    17,372   1,138,908
#   GATX Corp.........................................    31,809   1,687,149
#*  Genco Shipping & Trading, Ltd.....................     2,217      16,115
#*  Gencor Industries, Inc............................     1,500      14,385
#*  Generac Holdings, Inc.............................    37,541   1,316,563
#   General Cable Corp................................    47,992     783,229
    General Dynamics Corp.............................    67,063   9,999,764
    General Electric Co............................... 2,057,225  53,693,572
#*  Genesee & Wyoming, Inc. Class A...................    34,347   2,446,193
*   Gibraltar Industries, Inc.........................    28,317     541,987
    Global Brass & Copper Holdings, Inc...............    11,948     201,324
    Global Power Equipment Group, Inc.................     9,497      64,105
#   Golden Ocean Group, Ltd...........................    17,860      69,475
#*  Goldfield Corp. (The).............................     6,617       9,264
#   Gorman-Rupp Co. (The).............................    17,357     445,033
*   GP Strategies Corp................................    19,005     545,253
    Graco, Inc........................................    23,795   1,701,105
*   GrafTech International, Ltd.......................    22,453     112,939
    Graham Corp.......................................     6,321     119,340
    Granite Construction, Inc.........................    28,349     964,433
*   Great Lakes Dredge & Dock Corp....................    50,506     256,065
#   Greenbrier Cos., Inc. (The).......................    19,443     889,517
#   Griffon Corp......................................    40,850     704,254
    H&E Equipment Services, Inc.......................    24,087     432,121
    Hardinge, Inc.....................................     8,244      70,074
#   Harsco Corp.......................................    80,622   1,107,746
#*  Hawaiian Holdings, Inc............................    63,003   1,368,425
*   HD Supply Holdings, Inc...........................    70,247   2,514,843
#   Healthcare Services Group, Inc....................    22,296     778,353
#   Heartland Express, Inc............................    91,135   1,943,910
    HEICO Corp........................................    17,301     948,614
    HEICO Corp. Class A...............................    29,227   1,325,737
    Heidrick & Struggles International, Inc...........    13,469     294,567
*   Heritage-Crystal Clean, Inc.......................     4,218      54,201
    Herman Miller, Inc................................    42,313   1,186,457
*   Hertz Global Holdings, Inc........................   244,532   4,154,599
    Hexcel Corp.......................................    63,893   3,315,408

                                     1482

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
*   Hill International, Inc...........................  30,527 $  145,919
    Hillenbrand, Inc..................................  66,881  1,896,745
#   HNI Corp..........................................  39,971  1,982,162
    Honeywell International, Inc......................  67,037  7,042,237
    Houston Wire & Cable Co...........................  12,789    118,170
*   Hub Group, Inc. Class A...........................  27,637  1,164,347
    Hubbell, Inc. Class A.............................   1,949    192,152
    Hubbell, Inc. Class B.............................  32,923  3,437,490
*   Hudson Global, Inc................................  18,692     40,749
    Huntington Ingalls Industries, Inc................  48,343  5,675,952
    Hurco Cos., Inc...................................   6,005    187,956
*   Huron Consulting Group, Inc.......................  18,876  1,443,448
    Hyster-Yale Materials Handling, Inc...............  10,622    718,791
#*  ICF International, Inc............................  15,345    562,548
    IDEX Corp.........................................  53,149  4,040,918
#*  IHS, Inc. Class A.................................  15,204  1,900,956
    Illinois Tool Works, Inc..........................  40,408  3,615,304
    Ingersoll-Rand P.L.C..............................  76,124  4,674,014
#*  InnerWorkings, Inc................................  29,350    220,125
*   Innovative Solutions & Support, Inc...............  12,137     36,168
    Insperity, Inc....................................  17,452    877,487
    Insteel Industries, Inc...........................  13,894    227,028
*   Integrated Electrical Services, Inc...............   3,196     21,445
    Interface, Inc....................................  43,959  1,141,615
    International Shipholding Corp....................   2,771     13,883
#*  Intersections, Inc................................  10,290     22,947
    ITT Corp..........................................  49,277  1,872,526
#*  Jacobs Engineering Group, Inc.....................  72,962  3,073,159
    JB Hunt Transport Services, Inc...................  18,995  1,597,859
#*  JetBlue Airways Corp.............................. 269,585  6,195,063
    John Bean Technologies Corp.......................  20,762    756,775
#   Joy Global, Inc...................................  65,287  1,724,230
    Kadant, Inc.......................................   6,702    305,544
#   Kaman Corp........................................  34,433  1,359,070
#   Kansas City Southern..............................  45,300  4,493,307
    KAR Auction Services, Inc......................... 116,382  4,530,751
    KBR, Inc..........................................  59,472  1,038,976
    Kelly Services, Inc. Class A......................  29,219    436,532
#   Kennametal, Inc...................................  54,483  1,726,566
*   Key Technology, Inc...............................   1,967     24,607
    Kforce, Inc.......................................  36,010    841,554
    Kimball International, Inc. Class B...............  35,343    400,083
*   Kirby Corp........................................  42,924  3,108,127
*   KLX, Inc..........................................  27,177  1,067,513
    Knight Transportation, Inc........................  93,678  2,533,053
    Knoll, Inc........................................  41,540  1,005,268
    Korn/Ferry International..........................  34,010  1,138,655
#*  Kratos Defense & Security Solutions, Inc..........  52,056    284,226
    L-3 Communications Holdings, Inc..................  42,513  4,908,551
#   Landstar System, Inc..............................  23,029  1,658,779
#*  Lawson Products, Inc..............................   3,994    109,276
#*  Layne Christensen Co..............................  11,517     95,591
    LB Foster Co. Class A.............................   8,924    261,919

                                     1483

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
    Lennox International, Inc.........................  19,222 $2,269,542
    Lincoln Electric Holdings, Inc....................  41,899  2,536,984
#   Lindsay Corp......................................   8,438    707,695
#*  LMI Aerospace, Inc................................  10,179    102,808
    Lockheed Martin Corp..............................  22,200  4,597,620
    LS Starrett Co. (The) Class A.....................   2,592     43,416
    LSI Industries, Inc...............................  20,781    206,979
#*  Lydall, Inc.......................................  13,188    391,815
*   Magnetek, Inc.....................................     495     24,597
#   Manitowoc Co., Inc. (The).........................  88,621  1,565,933
    Manpowergroup, Inc................................  45,721  4,136,836
    Marten Transport, Ltd.............................  25,020    485,138
    Masco Corp........................................  55,907  1,475,386
#*  MasTec, Inc.......................................  51,008    940,077
    Matson, Inc.......................................  33,837  1,401,529
    Matthews International Corp. Class A..............  22,801  1,227,834
    McGrath RentCorp..................................  18,768    475,956
*   Meritor, Inc......................................  74,347  1,046,806
*   Mfri, Inc.........................................   2,769     15,562
*   Middleby Corp. (The)..............................  24,894  3,054,494
    Miller Industries, Inc............................  10,037    175,748
*   Mistras Group, Inc................................  19,503    350,859
#   Mobile Mini, Inc..................................  36,386  1,351,012
*   Moog, Inc. Class A................................  27,962  1,869,539
*   Moog, Inc. Class B................................   2,329    154,983
#*  MRC Global, Inc...................................  70,459    905,398
    MSA Safety, Inc...................................  26,735  1,380,863
#   MSC Industrial Direct Co., Inc. Class A...........  35,550  2,533,293
    Mueller Industries, Inc...........................  50,730  1,642,130
    Mueller Water Products, Inc. Class A.............. 192,261  1,716,891
    Multi-Color Corp..................................  13,895    887,335
*   MYR Group, Inc....................................  21,112    634,204
#   National Presto Industries, Inc...................   4,062    321,548
*   Navigant Consulting, Inc..........................  46,129    725,148
*   NCI Building Systems, Inc.........................   7,869    101,904
    Nielsen NV........................................ 107,906  5,229,125
*   NL Industries, Inc................................  26,125    175,821
    NN, Inc...........................................  21,601    493,151
#   Nordson Corp......................................  29,811  2,209,293
    Norfolk Southern Corp.............................  84,594  7,133,812
#*  Nortek, Inc.......................................   1,748    142,619
    Northrop Grumman Corp.............................  56,649  9,800,843
#*  Northwest Pipe Co.................................   7,173    129,473
#*  NOW, Inc..........................................  33,931    590,399
*   NV5 Holdings, Inc.................................   3,739     90,446
*   Old Dominion Freight Line, Inc....................  49,103  3,591,884
#   Omega Flex, Inc...................................   3,089    100,238
*   On Assignment, Inc................................  43,469  1,665,732
    Orbital ATK, Inc..................................  45,249  3,210,417
#*  Orion Energy Systems, Inc.........................  12,381     26,619
*   Orion Marine Group, Inc...........................  16,646    120,517
#   Oshkosh Corp......................................  65,492  2,393,078
    Owens Corning.....................................  93,307  4,184,819

                                     1484

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Industrials -- (Continued)
#   PACCAR, Inc.......................................  82,514 $5,350,208
    Pall Corp.........................................  13,050  1,650,172
*   PAM Transportation Services, Inc..................   5,858    308,131
    Park-Ohio Holdings Corp...........................  15,106    678,410
    Parker-Hannifin Corp..............................  57,409  6,472,865
*   Patrick Industries, Inc...........................  25,795    929,652
#*  Patriot Transportation Holding, Inc...............   1,695     39,629
*   Pendrell Corp.....................................  18,245     25,178
#   Pentair P.L.C.....................................  70,577  4,291,787
#*  Performant Financial Corp.........................  58,118    181,909
*   PGT, Inc..........................................  50,852    817,192
#   Pitney Bowes, Inc.................................  72,897  1,525,005
#*  Ply Gem Holdings, Inc.............................  14,662    211,866
#*  Polypore International, Inc.......................  32,177  1,934,481
    Powell Industries, Inc............................   7,854    234,363
#*  Power Solutions International, Inc................     216      8,960
*   PowerSecure International, Inc....................  18,837    285,192
    Precision Castparts Corp..........................  27,735  5,406,106
    Preformed Line Products Co........................   3,262    112,409
#   Primoris Services Corp............................  49,085    890,893
#*  Proto Labs, Inc...................................   6,599    497,367
    Providence and Worcester Railroad Co..............     361      6,137
    Quad/Graphics, Inc................................  11,901    195,771
*   Quality Distribution, Inc.........................  18,762    298,503
    Quanex Building Products Corp.....................  32,725    657,118
*   Quanta Services, Inc.............................. 119,708  3,306,335
*   Radiant Logistics, Inc............................  14,692     93,294
#   Raven Industries, Inc.............................  28,997    563,412
    Raytheon Co.......................................  53,816  5,870,787
#*  RBC Bearings, Inc.................................  15,860  1,074,515
    RCM Technologies, Inc.............................   6,052     30,623
    Regal Beloit Corp.................................  29,472  2,046,241
*   Republic Airways Holdings, Inc....................  32,734    164,979
    Republic Services, Inc............................ 134,083  5,702,550
    Resources Connection, Inc.........................  28,689    454,147
*   Rexnord Corp......................................  84,052  1,781,902
*   Roadrunner Transportation Systems, Inc............  30,894    808,805
    Robert Half International, Inc....................  25,616  1,409,648
    Rockwell Automation, Inc..........................  24,820  2,898,480
    Rockwell Collins, Inc.............................  22,266  1,884,149
    Rollins, Inc......................................  57,217  1,659,293
    Roper Technologies, Inc...........................  27,889  4,664,993
*   RPX Corp..........................................  45,449    703,551
    RR Donnelley & Sons Co............................ 169,208  2,969,600
#*  Rush Enterprises, Inc. Class A....................  23,701    604,138
*   Rush Enterprises, Inc. Class B....................   1,308     30,319
    Ryder System, Inc.................................  60,319  5,460,076
*   Saia, Inc.........................................  26,652  1,157,230
#*  Sensata Technologies Holding NV...................  19,481    999,765
    SIFCO Industries, Inc.............................   1,400     19,236
    Simpson Manufacturing Co., Inc....................  32,517  1,164,759
    SkyWest, Inc......................................  15,209    251,861
*   SL Industries, Inc................................   4,400    172,260

                                     1485

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Snap-on, Inc......................................  35,034 $ 5,773,603
#*  SolarCity Corp....................................  10,200     591,600
    Southwest Airlines Co............................. 327,864  11,868,677
*   SP Plus Corp......................................   9,892     258,676
*   Sparton Corp......................................   7,628     182,004
*   Spirit Aerosystems Holdings, Inc. Class A.........  77,839   4,382,336
*   Spirit Airlines, Inc..............................  33,402   1,998,108
    SPX Corp..........................................  29,155   1,907,029
    Standex International Corp........................  10,671     798,618
    Stanley Black & Decker, Inc.......................  56,507   5,960,923
    Steelcase, Inc. Class A...........................  89,286   1,593,755
*   Stericycle, Inc...................................   9,731   1,371,779
*   Sterling Construction Co., Inc....................  11,007      51,623
#*  Stock Building Supply Holdings, Inc...............   4,761      92,268
#   Sun Hydraulics Corp...............................  19,030     674,043
*   Swift Transportation Co...........................  88,891   2,117,384
    TAL International Group, Inc......................  30,265     599,247
#*  Taser International, Inc..........................  35,700     971,754
*   Team, Inc.........................................  16,384     711,066
*   Tecumseh Products Co..............................   7,545      14,788
*   Teledyne Technologies, Inc........................  28,750   2,980,512
    Tennant Co........................................  12,695     759,288
#   Terex Corp........................................  74,412   1,648,970
    Tetra Tech, Inc...................................  53,841   1,434,324
#   Textainer Group Holdings, Ltd.....................  36,115     818,366
    Textron, Inc...................................... 125,397   5,479,849
*   Thermon Group Holdings, Inc.......................  18,431     444,740
    Timken Co. (The)..................................  66,360   2,215,097
    Titan International, Inc..........................  39,516     369,079
*   Titan Machinery, Inc..............................  12,396     174,164
    Toro Co. (The)....................................  20,800   1,421,264
    Towers Watson & Co. Class A.......................  15,700   1,990,446
*   TransDigm Group, Inc..............................   7,520   1,701,776
*   TRC Cos., Inc.....................................  22,249     213,590
#*  Trex Co., Inc.....................................  20,479     929,132
#*  Trimas Corp.......................................  27,814     653,629
*   TriNet Group, Inc.................................  18,903     508,113
    Trinity Industries, Inc........................... 129,325   3,784,049
    Triumph Group, Inc................................  37,931   2,042,584
*   TrueBlue, Inc.....................................  29,296     754,665
*   Tutor Perini Corp.................................  39,110     818,572
    Twin Disc, Inc....................................   8,316     133,888
    Tyco International P.L.C..........................  69,018   2,621,994
*   Ultralife Corp....................................   4,610      18,763
    UniFirst Corp.....................................  10,343   1,146,211
    Union Pacific Corp................................ 219,888  21,458,870
*   United Continental Holdings, Inc.................. 203,449  11,472,489
    United Parcel Service, Inc. Class B...............  47,991   4,912,359
*   United Rentals, Inc...............................  54,755   3,668,037
    United Technologies Corp.......................... 100,958  10,127,097
#   Universal Forest Products, Inc....................  15,654     994,029
    Universal Truckload Services, Inc.................  14,585     308,181
    US Ecology, Inc...................................  16,021     735,204

                                     1486

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Industrials -- (Continued)
*   USA Truck, Inc....................................   9,202 $    179,991
#*  USG Corp..........................................  56,693    1,756,349
#*  UTi Worldwide, Inc................................  59,434      499,246
#   Valmont Industries, Inc...........................  15,627    1,738,191
*   Vectrus, Inc......................................   6,952      161,286
*   Verisk Analytics, Inc. Class A....................  24,233    1,892,840
#*  Veritiv Corp......................................   2,801      104,365
#*  Versar, Inc.......................................   2,944       10,039
    Viad Corp.........................................  14,753      422,969
#*  Vicor Corp........................................  13,305      138,505
*   Virco Manufacturing Corp..........................   2,861        7,410
*   Volt Information Sciences, Inc....................   9,139       88,009
    VSE Corp..........................................   4,727      224,060
#*  Wabash National Corp..............................  72,618      997,771
*   WABCO Holdings, Inc...............................  28,451    3,512,845
#   Wabtec Corp.......................................  29,479    2,982,980
    Waste Connections, Inc............................ 102,851    5,155,921
    Waste Management, Inc.............................  99,177    5,070,920
    Watsco, Inc.......................................  17,176    2,202,650
    Watsco, Inc. Class B..............................   1,750      224,814
    Watts Water Technologies, Inc. Class A............  19,431    1,077,643
    Werner Enterprises, Inc...........................  58,000    1,637,920
#*  Wesco Aircraft Holdings, Inc......................  19,587      281,857
#*  WESCO International, Inc..........................  36,724    2,253,385
    West Corp.........................................  42,528    1,226,933
*   Willdan Group, Inc................................   6,300       65,016
*   Willis Lease Finance Corp.........................   4,123       68,772
    Woodward, Inc.....................................  50,471    2,491,249
#   WW Grainger, Inc..................................  11,050    2,527,245
*   Xerium Technologies, Inc..........................   5,155       87,480
#*  XPO Logistics, Inc................................  57,315    2,484,605
    Xylem, Inc........................................  64,298    2,220,210
*   YRC Worldwide, Inc................................   3,252       62,764
                                                               ------------
Total Industrials.....................................          796,542,301
                                                               ------------
Information Technology -- (14.8%)
#*  3D Systems Corp...................................  25,017      329,224
    Accenture P.L.C. Class A..........................  51,880    5,349,347
*   ACI Worldwide, Inc................................ 100,702    2,383,616
#   Activision Blizzard, Inc.......................... 186,632    4,813,239
*   Actua Corp........................................  32,502      478,754
*   Acxiom Corp.......................................  50,697      907,983
*   ADDvantage Technologies Group, Inc................   2,391        5,404
*   Adobe Systems, Inc................................  24,312    1,993,341
    ADTRAN, Inc.......................................  33,070      545,655
*   Advanced Energy Industries, Inc...................  28,122      736,515
#*  Agilysys, Inc.....................................  21,391      181,182
*   Akamai Technologies, Inc..........................  42,726    3,277,511
#*  Alliance Data Systems Corp........................  15,881    4,367,910
    Alliance Fiber Optic Products, Inc................  10,898      218,723
*   Alpha & Omega Semiconductor, Ltd..................  14,535      114,100
    Altera Corp.......................................  53,398    2,651,745
    Amdocs, Ltd.......................................  55,413    3,249,972

                                     1487

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Information Technology -- (Continued)
    American Software, Inc. Class A...................  15,060 $    138,853
#*  Amkor Technology, Inc............................. 134,377      592,603
#   Amphenol Corp. Class A............................  42,744    2,411,189
*   Amtech Systems, Inc...............................   4,680       30,935
#*  ANADIGICS, Inc....................................  44,528       28,053
    Analog Devices, Inc...............................  84,940    4,954,550
#*  Angie's List, Inc.................................  18,044       90,220
*   Anixter International, Inc........................  20,217    1,338,568
*   ANSYS, Inc........................................  25,061    2,359,493
    Apple, Inc........................................ 845,964  102,615,433
    Applied Materials, Inc............................ 164,824    2,861,345
*   ARRIS Group, Inc.................................. 141,987    4,390,238
*   Arrow Electronics, Inc............................  79,204    4,605,713
*   Aspen Technology, Inc.............................  28,343    1,257,862
    Astro-Med, Inc....................................   3,998       55,292
    Atmel Corp........................................ 133,687    1,106,928
*   Autodesk, Inc.....................................  16,100      814,338
    Automatic Data Processing, Inc....................  30,864    2,462,021
    Avago Technologies, Ltd...........................  14,099    1,764,349
*   AVG Technologies NV...............................  66,452    1,909,830
#*  Aviat Networks, Inc...............................   4,105        4,680
*   Avid Technology, Inc..............................  32,782      401,907
    Avnet, Inc........................................ 103,963    4,338,376
#   AVX Corp.......................................... 102,896    1,386,009
*   Aware, Inc........................................   4,426       14,694
*   Axcelis Technologies, Inc.........................  71,795      211,795
*   AXT, Inc..........................................  39,645       93,166
#   Badger Meter, Inc.................................  12,973      763,072
#*  Bankrate, Inc.....................................  46,445      423,578
*   Barracuda Networks, Inc...........................  17,598      482,889
*   Bazaarvoice, Inc..................................   2,561       14,444
    Bel Fuse, Inc. Class A............................   1,600       30,800
    Bel Fuse, Inc. Class B............................   7,648      168,868
    Belden, Inc.......................................  27,251    1,614,077
*   Benchmark Electronics, Inc........................  42,700      941,962
    Black Box Corp....................................  10,900      170,694
#   Blackbaud, Inc....................................  27,523    1,683,307
*   Blackhawk Network Holdings, Inc...................  38,145    1,752,000
*   Blucora, Inc......................................  27,868      394,890
    Booz Allen Hamilton Holding Corp..................  51,159    1,418,639
*   Bottomline Technologies de, Inc...................  21,942      602,527
    Broadcom Corp. Class A............................  33,294    1,685,009
    Broadridge Financial Solutions, Inc...............  65,953    3,579,269
*   BroadSoft, Inc....................................   4,418      154,277
    Brocade Communications Systems, Inc............... 314,726    3,229,089
    Brooks Automation, Inc............................  59,002      622,471
*   Bsquare Corp......................................   8,920       57,445
    CA, Inc........................................... 160,161    4,666,291
*   Cabot Microelectronics Corp.......................  17,127      776,538
*   CACI International, Inc. Class A..................  20,701    1,700,173
#*  Cadence Design Systems, Inc.......................  99,949    2,095,931
*   CalAmp Corp.......................................  22,035      377,019
*   Calix, Inc........................................  33,115      279,159

                                     1488

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Carbonite, Inc....................................     6,154 $    73,479
#*  Cardtronics, Inc..................................    40,025   1,483,727
*   Cascade Microtech, Inc............................     7,399     110,319
    Cass Information Systems, Inc.....................     8,711     458,199
*   Cavium, Inc.......................................     8,640     585,792
    CDK Global, Inc...................................    10,288     531,272
    CDW Corp..........................................    75,620   2,717,027
*   Ceva, Inc.........................................    13,751     257,556
    Checkpoint Systems, Inc...........................    31,224     272,898
#*  CIBER, Inc........................................    91,727     303,616
#*  Ciena Corp........................................    61,662   1,569,298
#*  Cimpress NV.......................................    17,946   1,158,055
*   Cirrus Logic, Inc.................................    45,978   1,517,734
    Cisco Systems, Inc................................ 1,036,246  29,450,111
*   Citrix Systems, Inc...............................    23,543   1,780,086
#*  Clearfield, Inc...................................     7,734     152,205
#   Cognex Corp.......................................    49,051   2,220,539
*   Cognizant Technology Solutions Corp. Class A......    32,219   2,033,019
*   Coherent, Inc.....................................    16,277     943,252
    Cohu, Inc.........................................    19,505     193,295
*   CommScope Holding Co., Inc........................    70,391   2,208,166
    Communications Systems, Inc.......................     6,432      64,642
*   CommVault Systems, Inc............................    15,622     585,356
    Computer Sciences Corp............................    80,658   5,277,453
    Computer Task Group, Inc..........................    15,378     107,492
*   comScore, Inc.....................................     6,858     401,193
    Comtech Telecommunications Corp...................    13,774     396,829
    Concurrent Computer Corp..........................     5,474      29,286
*   Constant Contact, Inc.............................    14,788     382,122
#   Convergys Corp....................................    76,211   1,913,658
#*  CoreLogic, Inc....................................    68,056   2,684,129
    Corning, Inc......................................   270,852   5,059,515
*   CoStar Group, Inc.................................    12,586   2,533,436
*   Covisint Corp.....................................    19,645      58,542
#*  Cray, Inc.........................................    27,200     705,568
#*  Cree, Inc.........................................    56,716   1,398,049
#   CSG Systems International, Inc....................    31,534     980,707
    CTS Corp..........................................    21,166     397,709
*   CyberOptics Corp..................................     1,680       9,862
    Cypress Semiconductor Corp........................   110,414   1,267,553
    Daktronics, Inc...................................    31,536     360,456
*   Datalink Corp.....................................    20,940     141,973
#*  Dealertrack Technologies, Inc.....................    33,445   2,075,931
*   Demand Media, Inc.................................     8,242      49,040
*   DHI Group, Inc....................................    67,925     541,362
#   Diebold, Inc......................................    45,814   1,559,967
*   Digi International, Inc...........................    17,289     174,965
#*  Digimarc Corp.....................................     3,690     146,641
*   Diodes, Inc.......................................    31,989     709,836
    Dolby Laboratories, Inc. Class A..................    38,402   1,349,830
*   Dot Hill Systems Corp.............................    39,320     248,502
*   DSP Group, Inc....................................    21,098     184,186
    DST Systems, Inc..................................    34,351   3,749,412

                                     1489

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   DTS, Inc..........................................  11,604 $   330,598
    EarthLink Holdings Corp........................... 123,324     905,198
*   eBay, Inc......................................... 117,921   3,315,939
#   Ebix, Inc.........................................  21,473     665,448
*   EchoStar Corp. Class A............................  34,383   1,596,059
*   Edgewater Technology, Inc.........................   4,254      30,161
    Electro Rent Corp.................................  16,270     163,514
    Electro Scientific Industries, Inc................  21,838     100,455
*   Electronic Arts, Inc..............................  40,781   2,917,881
*   Electronics for Imaging, Inc......................  33,068   1,511,208
#*  Ellie Mae, Inc....................................   7,987     626,580
*   eMagin Corp.......................................   6,351      17,402
    EMC Corp.......................................... 413,194  11,110,787
*   Emcore Corp.......................................  26,550     164,345
*   Endurance International Group Holdings, Inc.......   1,600      32,336
#*  EnerNOC, Inc......................................  17,514     144,140
*   Entegris, Inc.....................................  95,408   1,413,470
#*  Envestnet, Inc....................................   8,892     402,719
*   EPAM Systems, Inc.................................  24,174   1,791,535
    EPIQ Systems, Inc.................................  27,219     450,474
*   ePlus, Inc........................................   5,292     407,008
*   Euronet Worldwide, Inc............................  38,112   2,610,672
    Evolving Systems, Inc.............................   1,300      10,959
*   Exar Corp.........................................  31,994     251,793
*   ExlService Holdings, Inc..........................  22,324     865,501
#*  Extreme Networks, Inc.............................  59,549     138,154
*   F5 Networks, Inc..................................   6,895     924,895
*   Fabrinet..........................................  20,045     372,035
*   Facebook, Inc. Class A............................ 101,354   9,528,290
#   FactSet Research Systems, Inc.....................  14,215   2,354,857
    Fair Isaac Corp...................................  28,227   2,559,907
*   Fairchild Semiconductor International, Inc........ 106,394   1,602,294
*   FalconStor Software, Inc..........................  19,668      27,535
#*  FARO Technologies, Inc............................  11,101     487,223
#   FEI Co............................................  24,237   2,083,655
    Fidelity National Information Services, Inc....... 123,557   8,084,335
#*  Finisar Corp......................................  65,279   1,136,507
#*  FireEye, Inc......................................  18,156     807,760
#*  First Solar, Inc..................................  67,368   2,984,402
*   Fiserv, Inc.......................................  90,564   7,866,389
*   FleetCor Technologies, Inc........................  19,552   3,027,041
*   Flextronics International, Ltd....................  88,205     971,137
    FLIR Systems, Inc.................................  99,407   3,060,742
*   FormFactor, Inc...................................  55,942     404,461
    Forrester Research, Inc...........................  12,706     397,444
#*  Fortinet, Inc.....................................  18,711     893,263
*   Freescale Semiconductor, Ltd......................  32,917   1,312,401
*   Frequency Electronics, Inc........................   4,145      46,217
#*  Gartner, Inc......................................  13,847   1,226,429
*   Genpact, Ltd...................................... 123,758   2,748,665
*   Global Cash Access Holdings, Inc..................  62,031     313,257
    Global Payments, Inc..............................  45,215   5,068,149
    Globalscape, Inc..................................   3,392      12,008

                                     1490

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
#*  Glu Mobile, Inc...................................    22,287 $   130,713
*   Google, Inc. Class A..............................    24,056  15,816,820
*   Google, Inc. Class C..............................    24,253  15,172,919
#*  GrubHub, Inc......................................    15,158     480,660
*   GSE Systems, Inc..................................     8,763      14,021
*   GSI Group, Inc....................................    23,974     339,712
#*  GSI Technology, Inc...............................     9,727      50,094
*   GTT Communications, Inc...........................    17,117     397,628
#*  Guidewire Software, Inc...........................    13,092     773,083
    Hackett Group, Inc. (The).........................    25,309     323,955
*   Harmonic, Inc.....................................    87,898     528,267
    Harris Corp.......................................    38,920   3,228,025
    Heartland Payment Systems, Inc....................    31,026   1,932,920
    Hewlett-Packard Co................................   633,851  19,345,133
*   Higher One Holdings, Inc..........................     8,598      19,947
#*  HomeAway, Inc.....................................     3,199      96,098
#*  Hutchinson Technology, Inc........................    28,754      52,332
    IAC/InterActiveCorp...............................    77,073   5,954,660
#*  ID Systems, Inc...................................     4,988      27,883
#*  Identiv, Inc......................................     1,836       8,446
*   IEC Electronics Corp..............................     4,588      17,664
*   II-VI, Inc........................................    39,354     669,018
*   Imation Corp......................................    24,504     100,466
#*  Immersion Corp....................................    13,356     183,244
#*  Infinera Corp.....................................    80,189   1,919,725
*   Informatica Corp..................................    39,142   1,899,170
*   Ingram Micro, Inc. Class A........................   102,435   2,789,305
*   Innodata, Inc.....................................    15,241      39,779
*   Inphi Corp........................................    13,373     303,968
*   Insight Enterprises, Inc..........................    35,050     945,999
*   Integrated Device Technology, Inc.................   100,218   1,915,166
    Integrated Silicon Solution, Inc..................    26,432     579,654
    Intel Corp........................................ 1,568,532  45,409,001
    InterDigital, Inc.................................    34,437   1,862,009
*   Internap Corp.....................................    61,017     561,967
    International Business Machines Corp..............    72,831  11,797,894
    Intersil Corp. Class A............................    88,652     986,697
#*  Intevac, Inc......................................    12,535      61,045
*   IntraLinks Holdings, Inc..........................    40,646     461,739
*   IntriCon Corp.....................................     3,283      23,309
    Intuit, Inc.......................................    19,574   2,070,342
*   Inuvo, Inc........................................    32,403      95,913
*   IPG Photonics Corp................................    30,085   2,774,439
*   Iteris, Inc.......................................     3,900       7,215
*   Itron, Inc........................................    22,232     716,537
*   Ixia..............................................    58,625     773,850
    IXYS Corp.........................................    27,700     289,742
#   j2 Global, Inc....................................    37,435   2,635,424
#   Jabil Circuit, Inc................................   173,680   3,517,020
    Jack Henry & Associates, Inc......................    43,188   3,017,114
*   JDS Uniphase Corp.................................   144,553   1,603,093
    Juniper Networks, Inc.............................   118,865   3,378,143
*   Kemet Corp........................................    15,556      36,245

                                     1491

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
Information Technology -- (Continued)
*   Key Tronic Corp...................................     5,745 $    57,507
*   Keysight Technologies, Inc........................    69,975   2,137,036
*   Kimball Electronics, Inc..........................    16,164     216,759
    KLA-Tencor Corp...................................    63,059   3,345,280
#*  Knowles Corp......................................    23,178     441,541
#*  Kopin Corp........................................    43,212     128,772
*   Kulicke & Soffa Industries, Inc...................    67,876     706,589
*   KVH Industries, Inc...............................    13,637     167,462
    Lam Research Corp.................................    53,326   4,099,170
*   Lattice Semiconductor Corp........................    91,252     448,960
    Leidos Holdings, Inc..............................    52,964   2,160,931
    Lexmark International, Inc. Class A...............    54,418   1,849,668
*   Limelight Networks, Inc...........................    73,899     278,599
    Linear Technology Corp............................    36,065   1,478,665
*   LinkedIn Corp. Class A............................       540     109,760
*   Lionbridge Technologies, Inc......................    68,760     404,309
*   Liquidity Services, Inc...........................     5,210      46,786
    Littelfuse, Inc...................................    16,057   1,477,244
#*  LoJack Corp.......................................    17,765      62,355
#*  M/A-COM Technology Solutions Holdings, Inc........    21,881     737,609
#*  Magnachip Semiconductor Corp......................    26,027     222,791
*   Manhattan Associates, Inc.........................    52,380   3,395,272
    ManTech International Corp. Class A...............    20,608     614,324
    Marchex, Inc. Class B.............................    23,397     107,626
*   Marin Software, Inc...............................     2,028      11,337
    Marvell Technology Group, Ltd.....................   144,668   1,799,670
    MasterCard, Inc. Class A..........................    76,191   7,421,003
#*  Mattersight Corp..................................     2,980      19,519
*   Mattson Technology, Inc...........................    61,201     175,035
    Maxim Integrated Products, Inc....................    86,501   2,944,494
    MAXIMUS, Inc......................................    60,433   4,122,135
*   MaxLinear, Inc. Class A...........................    13,890     151,123
#*  Maxwell Technologies, Inc.........................    16,511      75,785
    Mentor Graphics Corp..............................    82,911   2,163,148
*   Mercury Systems, Inc..............................    24,677     347,699
    Mesa Laboratories, Inc............................     2,790     288,877
    Methode Electronics, Inc..........................    27,649     741,823
#   Micrel, Inc.......................................    40,728     568,156
#   Microchip Technology, Inc.........................    75,193   3,221,268
#*  Micron Technology, Inc............................   396,174   7,333,181
*   Microsemi Corp....................................    67,394   2,219,958
    Microsoft Corp.................................... 1,231,245  57,499,141
*   MicroStrategy, Inc. Class A.......................     1,053     214,654
    MKS Instruments, Inc..............................    43,122   1,530,831
    MOCON, Inc........................................     3,290      51,916
#*  ModusLink Global Solutions, Inc...................    57,905     188,191
*   MoneyGram International, Inc......................    22,284     227,297
    Monolithic Power Systems, Inc.....................    24,423   1,262,913
    Monotype Imaging Holdings, Inc....................    24,397     608,217
#*  Monster Worldwide, Inc............................    85,692     604,129
#*  MoSys, Inc........................................    23,590      32,790
    Motorola Solutions, Inc...........................    35,174   2,116,068
#   MTS Systems Corp..................................    11,907     769,311

                                     1492

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
#*  Multi-Fineline Electronix, Inc....................  20,753 $   370,649
*   Nanometrics, Inc..................................  16,934     231,657
*   NAPCO Security Technologies, Inc..................   7,089      41,683
    National Instruments Corp.........................  57,645   1,669,399
    NCI, Inc. Class A.................................   1,913      21,521
*   NCR Corp.......................................... 118,380   3,260,185
*   NeoPhotonics Corp.................................  15,417     136,595
    NetApp, Inc....................................... 116,435   3,626,950
*   NETGEAR, Inc......................................  27,061     906,273
*   Netscout Systems, Inc.............................  28,771   1,147,387
#*  NetSuite, Inc.....................................   5,504     544,015
#*  NeuStar, Inc. Class A.............................  20,843     643,423
*   Newport Corp......................................  30,920     489,773
    NIC, Inc..........................................  30,797     555,578
#*  Novatel Wireless, Inc.............................  20,282      50,097
#*  Nuance Communications, Inc........................ 186,979   3,389,929
*   Numerex Corp. Class A.............................   7,077      59,871
    NVE Corp..........................................   1,082      64,595
#   NVIDIA Corp....................................... 158,800   3,168,060
#*  Oclaro, Inc.......................................   2,852       6,560
*   OmniVision Technologies, Inc......................  37,945     926,617
*   ON Semiconductor Corp............................. 361,816   3,842,486
#*  Onvia, Inc........................................     521       2,199
    Optical Cable Corp................................   2,727       9,108
    Oracle Corp....................................... 475,083  18,974,815
*   OSI Systems, Inc..................................  14,423   1,012,206
#*  Palo Alto Networks, Inc...........................   3,471     645,016
#*  Pandora Media, Inc................................  38,681     677,691
*   PAR Technology Corp...............................   6,291      28,247
    Park Electrochemical Corp.........................  13,105     231,434
    Paychex, Inc......................................  62,809   2,914,338
*   Paycom Software, Inc..............................  11,563     370,016
*   PayPal Holdings, Inc.............................. 117,921   4,563,543
#   PC Connection, Inc................................  17,950     398,311
    PC-Tel, Inc.......................................  14,847     104,671
*   PCM, Inc..........................................   6,559      66,049
*   PDF Solutions, Inc................................  25,354     355,210
    Pegasystems, Inc..................................  37,208   1,007,965
    Perceptron, Inc...................................   9,758      85,578
*   Perficient, Inc...................................  25,772     418,280
    Pericom Semiconductor Corp........................  16,996     203,442
*   PFSweb, Inc.......................................  10,976     138,517
*   Photronics, Inc...................................  49,806     410,899
#*  Planar Systems, Inc...............................  12,122      50,428
*   Planet Payment, Inc...............................  15,974      40,734
#   Plantronics, Inc..................................  29,266   1,699,769
*   Plexus Corp.......................................  28,819   1,099,157
*   PMC-Sierra, Inc................................... 123,166     838,760
*   Polycom, Inc......................................  97,502   1,109,573
    Power Integrations, Inc...........................  18,346     711,091
*   PRGX Global, Inc..................................  15,202      63,544
*   Progress Software Corp............................  37,131   1,102,048
*   PTC, Inc..........................................  59,372   2,158,172

                                     1493

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
    QAD, Inc. Class A.................................   9,203 $   245,628
    QAD, Inc. Class B.................................   1,920      41,146
#*  QLIK Technologies, Inc............................   4,600     186,116
*   QLogic Corp.......................................  67,529     598,982
*   Qorvo, Inc........................................  95,461   5,531,965
    QUALCOMM, Inc..................................... 158,209  10,187,078
*   Qualstar Corp.....................................     500         510
#*  Quantum Corp......................................  27,897      29,571
*   QuinStreet, Inc...................................  15,762      91,735
*   Qumu Corp.........................................   5,408      29,203
*   Rackspace Hosting, Inc............................  75,473   2,568,346
*   Radisys Corp......................................  20,905      59,788
#*  Rambus, Inc.......................................  79,978   1,046,912
#*  RealD, Inc........................................  22,281     279,627
*   RealNetworks, Inc.................................  72,146     337,643
#*  RealPage, Inc.....................................   2,477      47,558
*   Red Hat, Inc......................................  18,123   1,433,167
    Reis, Inc.........................................   6,963     170,315
#*  Relm Wireless Corp................................     766       2,614
    RF Industries, Ltd................................   3,883      16,580
    Richardson Electronics, Ltd.......................   8,608      56,555
#*  Rightside Group, Ltd..............................   2,793      19,970
*   Rofin-Sinar Technologies, Inc.....................  21,735     542,071
*   Rogers Corp.......................................  11,544     646,118
*   Rosetta Stone, Inc................................  13,339      96,975
#*  Rovi Corp.........................................  71,243     782,961
*   Rubicon Technology, Inc...........................   7,394      13,087
*   Ruckus Wireless, Inc..............................  29,828     367,779
*   Rudolph Technologies, Inc.........................  33,052     370,843
    Sabre Corp........................................  23,600     627,760
*   salesforce.com, Inc...............................  27,620   2,024,546
    SanDisk Corp......................................  54,798   3,303,771
*   Sanmina Corp......................................  72,052   1,590,188
*   ScanSource, Inc...................................  21,823     825,564
    Science Applications International Corp...........  31,697   1,701,495
*   SciQuest, Inc.....................................   2,528      30,058
#*  Seachange International, Inc......................  38,214     263,294
#   Seagate Technology P.L.C..........................  60,324   3,052,394
#*  Semtech Corp......................................  40,160     706,414
*   ServiceNow, Inc...................................   6,303     507,391
*   ShoreTel, Inc.....................................  42,758     303,154
#*  Shutterstock, Inc.................................   7,832     418,464
*   Sigma Designs, Inc................................  33,813     350,641
#*  Silicon Graphics International Corp...............  13,211      67,508
#*  Silicon Laboratories, Inc.........................  28,916   1,300,931
    Skyworks Solutions, Inc........................... 112,578  10,770,337
*   SMTC Corp.........................................   8,334      14,001
*   SolarWinds, Inc...................................  18,290     729,588
#   Solera Holdings, Inc..............................  28,555   1,044,827
#*  Sonus Networks, Inc...............................  35,395     285,638
#*  Splunk, Inc.......................................   5,142     359,631
    SS&C Technologies Holdings, Inc...................  46,781   3,182,511
*   Stamps.com, Inc...................................  10,182     698,485

                                     1494

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   StarTek, Inc......................................   7,712 $    28,997
#*  Stratasys, Ltd....................................  24,699     759,000
#*  SunEdison, Inc.................................... 119,211   2,775,232
#*  SunPower Corp.....................................  72,508   1,959,891
#*  Super Micro Computer, Inc.........................  26,608     709,635
*   Support.com, Inc..................................  26,618      32,208
*   Sykes Enterprises, Inc............................  36,885     899,256
    Symantec Corp..................................... 267,272   6,077,765
#*  Synaptics, Inc....................................  25,985   2,062,689
#*  Synchronoss Technologies, Inc.....................  26,626   1,272,723
    SYNNEX Corp.......................................  29,359   2,220,421
*   Synopsys, Inc.....................................  60,948   3,098,596
*   Syntel, Inc.......................................  25,640   1,120,212
*   Tableau Software, Inc. Class A....................   4,969     520,453
#*  Take-Two Interactive Software, Inc................ 112,651   3,557,519
*   Tangoe, Inc.......................................   2,737      30,162
    TE Connectivity, Ltd..............................  85,961   5,236,744
#*  Tech Data Corp....................................  35,034   2,043,533
*   TechTarget, Inc...................................   8,856      76,693
*   TeleCommunication Systems, Inc. Class A...........  54,546     200,184
*   Telenav, Inc......................................  32,500     227,500
    TeleTech Holdings, Inc............................  37,519   1,017,890
#*  Teradata Corp.....................................  82,689   3,068,589
    Teradyne, Inc..................................... 138,159   2,660,942
    Tessco Technologies, Inc..........................   5,854     144,418
    Tessera Technologies, Inc.........................  49,982   1,732,376
    Texas Instruments, Inc............................ 105,315   5,263,644
    TheStreet, Inc....................................  12,656      23,793
*   TiVo, Inc.........................................  73,916     736,203
    Total System Services, Inc........................ 129,183   5,970,838
#   Transact Technologies, Inc........................   5,300      39,008
#*  Travelzoo, Inc....................................   3,162      28,268
*   Tremor Video, Inc.................................  12,246      29,758
#*  Trimble Navigation, Ltd...........................  55,875   1,290,712
#*  TTM Technologies, Inc.............................  77,006     703,065
#*  Twitter, Inc......................................  11,000     341,110
*   Tyler Technologies, Inc...........................  18,173   2,535,860
#*  Ultimate Software Group, Inc. (The)...............   6,315   1,163,286
*   Ultra Clean Holdings, Inc.........................  17,635     133,673
*   Ultratech, Inc....................................  23,255     370,220
#*  Unisys Corp.......................................  29,111     461,992
*   United Online, Inc................................   9,323     129,590
*   Unwired Planet, Inc...............................  24,541      15,412
*   Vantiv, Inc. Class A..............................  62,995   2,771,780
#*  VASCO Data Security International, Inc............   7,646     155,902
#*  Veeco Instruments, Inc............................  28,008     724,847
#*  VeriFone Systems, Inc.............................  67,388   2,168,546
*   Verint Systems, Inc...............................  30,460   1,773,381
#*  VeriSign, Inc.....................................  14,100   1,000,254
#*  ViaSat, Inc.......................................  28,773   1,783,926
*   Video Display Corp................................   3,247       3,247
*   Virtusa Corp......................................  21,489   1,030,183
#   Visa, Inc. Class A................................ 285,324  21,496,310

                                     1495

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES     VALUE+
                                                       ------- ------------
Information Technology -- (Continued)
#   Vishay Intertechnology, Inc....................... 131,644 $  1,511,273
*   Vishay Precision Group, Inc.......................  10,529      146,985
*   VMware, Inc. Class A..............................   3,400      303,042
#   Wayside Technology Group, Inc.....................   3,335       64,999
*   Web.com Group, Inc................................  41,216    1,025,866
#*  WebMD Health Corp.................................  18,271      796,250
*   Westell Technologies, Inc. Class A................  24,316       29,666
    Western Digital Corp..............................  69,975    6,022,048
#   Western Union Co. (The)...........................  85,764    1,735,863
#*  WEX, Inc..........................................  27,393    2,795,182
#*  Workday, Inc. Class A.............................   2,820      237,811
*   Xcerra Corp.......................................  31,104      195,489
    Xerox Corp........................................ 576,168    6,349,371
    Xilinx, Inc.......................................  95,771    3,998,439
*   XO Group, Inc.....................................  17,814      264,182
*   Yahoo!, Inc....................................... 119,898    4,396,660
*   Zebra Technologies Corp. Class A..................  35,863    3,859,935
#*  Zillow Group, Inc. Class A........................   2,370      193,155
*   Zix Corp..........................................  36,892      180,033
#*  Zynga, Inc. Class A............................... 555,001    1,376,402
                                                               ------------
Total Information Technology..........................          920,672,091
                                                               ------------
Materials -- (4.3%)
    A Schulman, Inc...................................  20,711      771,071
*   AEP Industries, Inc...............................   6,357      307,361
    Air Products & Chemicals, Inc.....................  23,298    3,320,198
    Airgas, Inc.......................................  39,801    4,060,498
#   Albemarle Corp....................................  62,355    3,379,641
#   Alcoa, Inc........................................ 487,397    4,810,606
#   Allegheny Technologies, Inc.......................  69,603    1,483,936
#*  AM Castle & Co....................................  13,330       37,991
#   American Vanguard Corp............................  26,885      344,666
    Ampco-Pittsburgh Corp.............................   4,586       61,040
    AptarGroup, Inc...................................  48,137    3,263,207
    Ashland, Inc......................................  34,927    3,992,855
    Avery Dennison Corp...............................  84,684    5,153,021
    Axiall Corp.......................................  42,185    1,241,505
#   Balchem Corp......................................  18,514    1,049,188
    Ball Corp.........................................  22,000    1,492,480
    Bemis Co., Inc....................................  93,726    4,177,368
*   Berry Plastics Group, Inc.........................  47,417    1,543,898
*   Boise Cascade Co..................................  37,051    1,229,352
    Cabot Corp........................................  45,643    1,605,721
    Calgon Carbon Corp................................  38,832      686,938
#   Carpenter Technology Corp.........................  33,193    1,246,065
    Celanese Corp. Series A...........................  81,762    5,389,751
#*  Century Aluminum Co...............................  69,737      649,949
    CF Industries Holdings, Inc....................... 150,930    8,935,056
    Chase Corp........................................   4,449      170,085
    Chemours Co. (The)................................  23,849      260,431
*   Chemtura Corp.....................................  69,113    1,895,770
*   Clearwater Paper Corp.............................  15,020      883,927
#*  Coeur Mining, Inc.................................  76,161      268,848

                                     1496

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Materials -- (Continued)
    Commercial Metals Co.............................. 102,603 $ 1,581,112
    Compass Minerals International, Inc...............  27,795   2,223,600
#*  Contango ORE, Inc.................................     780       3,413
*   Core Molding Technologies, Inc....................   6,178     117,876
*   Crown Holdings, Inc...............................  19,066     982,090
    Cytec Industries, Inc.............................  61,070   4,533,226
#   Deltic Timber Corp................................   7,018     455,468
    Domtar Corp.......................................  55,679   2,263,908
    Dow Chemical Co. (The)............................ 307,167  14,455,279
#   Eagle Materials, Inc..............................  30,660   2,365,112
    Eastman Chemical Co...............................  86,515   6,782,776
    Ecolab, Inc.......................................  32,945   3,815,360
    EI du Pont de Nemours & Co........................ 119,246   6,649,157
*   Ferro Corp........................................ 136,526   1,896,346
*   Flexible Solutions International, Inc.............   5,300       5,883
#*  Flotek Industries, Inc............................  30,204     517,092
    FMC Corp..........................................  21,044   1,021,476
    Freeport-McMoRan, Inc............................. 275,365   3,235,539
    Friedman Industries, Inc..........................   5,121      29,753
    FutureFuel Corp...................................  31,980     365,851
*   General Moly, Inc.................................  25,481      14,269
    Globe Specialty Metals, Inc.......................  51,291     791,933
    Graphic Packaging Holding Co...................... 292,469   4,416,282
#   Greif, Inc. Class A...............................  19,471     603,406
#   Greif, Inc. Class B...............................   9,082     346,206
*   Handy & Harman, Ltd...............................   1,912      56,595
    Hawkins, Inc......................................   6,748     246,167
    Haynes International, Inc.........................   6,866     292,286
    HB Fuller Co......................................  36,688   1,469,721
*   Headwaters, Inc...................................  49,356     938,258
#   Hecla Mining Co................................... 194,229     407,881
#*  Horsehead Holding Corp............................  39,261     325,081
    Huntsman Corp..................................... 197,626   3,754,894
    Innophos Holdings, Inc............................  18,488     951,762
    Innospec, Inc.....................................  16,438     710,944
    International Flavors & Fragrances, Inc...........  10,290   1,189,421
    International Paper Co............................ 124,700   5,969,389
#*  Intrepid Potash, Inc..............................  38,396     327,902
#   Kaiser Aluminum Corp..............................  12,565   1,061,114
    KapStone Paper and Packaging Corp................. 101,107   2,365,904
    KMG Chemicals, Inc................................   7,958     173,723
    Koppers Holdings, Inc.............................  11,881     241,184
*   Kraton Performance Polymers, Inc..................  22,471     461,105
#   Kronos Worldwide, Inc.............................  33,276     327,436
#*  Louisiana-Pacific Corp............................  95,527   1,408,068
#*  LSB Industries, Inc...............................  19,653     725,392
    LyondellBasell Industries NV Class A..............  71,433   6,702,558
#   Martin Marietta Materials, Inc....................  26,724   4,190,858
    Materion Corp.....................................  18,336     561,082
#   McEwen Mining, Inc................................   5,410       3,949
*   Mercer International, Inc.........................  40,430     488,799
    Minerals Technologies, Inc........................  24,648   1,595,958
    Monsanto Co.......................................  37,757   3,847,061

                                     1497

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Materials -- (Continued)
    Mosaic Co. (The).................................. 138,515 $5,947,834
    Myers Industries, Inc.............................  30,465    460,935
    Neenah Paper, Inc.................................  16,912  1,024,529
    NewMarket Corp....................................   6,400  2,545,344
    Newmont Mining Corp............................... 225,728  3,875,750
    Noranda Aluminum Holding Corp.....................  44,811     29,127
*   Northern Technologies International Corp..........     929     15,096
    Nucor Corp........................................  89,621  3,955,871
#   Olin Corp.........................................  61,885  1,422,736
#   Olympic Steel, Inc................................   8,915    108,050
    OM Group, Inc.....................................  21,791    738,279
*   OMNOVA Solutions, Inc.............................  36,507    236,200
#*  Owens-Illinois, Inc............................... 140,393  2,997,391
    Packaging Corp. of America........................  48,495  3,432,961
    PH Glatfelter Co..................................  32,370    660,672
#*  Platform Specialty Products Corp..................  90,834  2,113,707
#   PolyOne Corp......................................  73,040  2,503,081
    PPG Industries, Inc...............................  21,580  2,338,840
    Praxair, Inc......................................  32,224  3,678,047
    Quaker Chemical Corp..............................   9,917    919,306
*   Real Industry, Inc................................   1,066     12,163
    Reliance Steel & Aluminum Co......................  54,072  3,276,763
*   Rentech, Inc......................................  69,429     52,856
*   Resolute Forest Products, Inc.....................   4,347     42,948
#   Royal Gold, Inc...................................  41,971  2,116,178
    RPM International, Inc............................  64,283  3,012,944
    Schnitzer Steel Industries, Inc. Class A..........  25,352    398,280
    Schweitzer-Mauduit International, Inc.............  20,896    829,571
    Scotts Miracle-Gro Co. (The) Class A..............  31,859  1,923,965
    Sealed Air Corp...................................  75,798  4,030,180
    Sensient Technologies Corp........................  32,867  2,247,774
    Sherwin-Williams Co. (The)........................   8,800  2,444,288
    Sigma-Aldrich Corp................................   9,500  1,326,295
    Silgan Holdings, Inc..............................  40,357  2,157,889
    Sonoco Products Co................................  72,475  2,991,768
#   Southern Copper Corp..............................  20,134    560,933
    Steel Dynamics, Inc............................... 179,955  3,604,499
    Stepan Co.........................................  14,992    734,758
#*  Stillwater Mining Co..............................  82,167    782,230
    SunCoke Energy, Inc...............................  55,862    686,544
    Synalloy Corp.....................................   4,403     51,999
#   TimkenSteel Corp..................................  28,643    533,619
#*  Trecora Resources.................................  10,556    147,362
    Tredegar Corp.....................................  15,339    258,616
#   Tronox, Ltd. Class A..............................  36,011    395,401
    United States Lime & Minerals, Inc................   3,394    183,276
#   United States Steel Corp..........................  97,305  1,894,528
#*  Universal Stainless & Alloy Products, Inc.........   3,717     50,217
#*  US Concrete, Inc..................................   8,754    370,557
    Valspar Corp. (The)...............................  39,280  3,271,238
    Vulcan Materials Co...............................  35,138  3,198,261
    Wausau Paper Corp.................................  27,942    247,007
    Westlake Chemical Corp............................  79,109  4,941,939

                                     1498

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
*            WestRock Co................................   151,257 $  9,538,266
             Worthington Industries, Inc................    56,717    1,534,762
#*           WR Grace & Co..............................    16,004    1,615,284
                                                                   ------------
             Total Materials............................            264,448,242
                                                                   ------------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......    12,557           --
                                                                   ------------
Real Estate Investment Trusts -- (0.0%)
#*           Communications Sales & Leasing, Inc........    56,800    1,184,280
                                                                   ------------
Telecommunication Services -- (2.2%)
#*           8x8, Inc...................................    29,171      254,079
*            Alaska Communications Systems Group, Inc...    27,954       60,381
             Alteva, Inc................................     2,937       10,749
             AT&T, Inc.................................. 1,899,271   65,980,690
             Atlantic Tele-Network, Inc.................    10,116      715,606
#*           Boingo Wireless, Inc.......................    20,158      196,137
#            CenturyLink, Inc...........................   189,153    5,409,776
*            Cincinnati Bell, Inc.......................   161,106      629,924
#            Cogent Communications Holdings, Inc........    26,826      852,799
#            Consolidated Communications Holdings, Inc..    47,817      952,993
*            FairPoint Communications, Inc..............     5,485       91,161
#            Frontier Communications Corp...............   727,897    3,435,674
*            General Communication, Inc. Class A........    42,849      788,422
*            Hawaiian Telcom Holdco, Inc................     1,123       27,963
             IDT Corp. Class B..........................    28,843      490,908
             Inteliquent, Inc...........................    40,522      737,500
#*           Intelsat SA................................    17,716      168,479
#*           Iridium Communications, Inc................    44,017      326,606
*            Level 3 Communications, Inc................    78,540    3,966,270
             Lumos Networks Corp........................    18,448      257,534
#            NTELOS Holdings Corp.......................    12,978       82,929
*            ORBCOMM, Inc...............................    44,132      271,853
*            Premiere Global Services, Inc..............    37,866      408,574
*            SBA Communications Corp. Class A...........    21,982    2,653,667
#            Shenandoah Telecommunications Co...........    34,948    1,201,512
             Spok Holdings, Inc.........................    18,161      303,834
#*           Sprint Corp................................   354,821    1,195,747
#*           Straight Path Communications, Inc.
                Class B.................................     7,493      176,610
*            T-Mobile US, Inc...........................    80,579    3,276,342
             Telephone & Data Systems, Inc..............    75,259    2,213,367
*            United States Cellular Corp................    18,146      675,394
             Verizon Communications, Inc................   806,877   37,753,775
*            Vonage Holdings Corp.......................   144,148      921,106
#            Windstream Holdings, Inc...................    94,427      457,971
                                                                   ------------
Total Telecommunication Services........................            136,946,332
                                                                   ------------
Utilities -- (1.8%)
             AES Corp...................................   142,171    1,819,789

                                     1499

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- ----------
Utilities -- (Continued)
    AGL Resources, Inc................................  39,438 $1,896,179
    ALLETE, Inc.......................................  25,677  1,239,942
    Alliant Energy Corp...............................  13,646    839,365
    Ameren Corp.......................................  29,191  1,199,166
    American Electric Power Co., Inc..................  28,000  1,583,960
#   American States Water Co..........................  22,084    851,338
    American Water Works Co., Inc.....................  23,453  1,217,445
#   Aqua America, Inc.................................  60,722  1,544,768
    Artesian Resources Corp. Class A..................   5,942    128,169
    Atmos Energy Corp.................................  35,933  1,987,095
#   Avista Corp.......................................  36,964  1,220,551
#   Black Hills Corp..................................  25,864  1,077,494
    California Water Service Group....................  26,497    570,480
*   Calpine Corp...................................... 215,349  3,940,887
    CenterPoint Energy, Inc...........................  32,446    627,506
    Chesapeake Utilities Corp.........................  10,263    527,723
    Cleco Corp........................................  21,400  1,164,802
    CMS Energy Corp...................................  35,800  1,226,508
    Connecticut Water Service, Inc....................   7,039    239,608
#   Consolidated Edison, Inc..........................  36,546  2,323,960
#   Consolidated Water Co., Ltd.......................   8,030     97,163
    Delta Natural Gas Co., Inc........................   2,958     59,663
#   Dominion Resources, Inc...........................  36,611  2,625,009
    DTE Energy Co.....................................  21,533  1,732,545
#   Duke Energy Corp..................................  45,917  3,407,960
*   Dynegy, Inc.......................................  84,341  2,197,083
    Edison International..............................  19,976  1,198,760
    El Paso Electric Co...............................  22,995    837,708
    Empire District Electric Co. (The)................  25,521    587,238
#   Entergy Corp......................................  18,955  1,346,184
    Eversource Energy.................................  38,141  1,896,371
    Exelon Corp.......................................  55,155  1,769,924
    FirstEnergy Corp..................................  50,668  1,720,685
    Gas Natural, Inc..................................   5,877     58,946
#   Genie Energy, Ltd. Class B........................  12,764    132,107
    Great Plains Energy, Inc..........................  55,224  1,441,899
    Hawaiian Electric Industries, Inc.................  43,152  1,292,402
    IDACORP, Inc......................................  27,260  1,693,119
#   ITC Holdings Corp.................................  53,378  1,803,109
#   Laclede Group, Inc. (The).........................  23,955  1,296,205
#   MDU Resources Group, Inc..........................  34,636    675,748
    MGE Energy, Inc...................................  18,560    736,461
#   Middlesex Water Co................................  10,103    229,742
#   National Fuel Gas Co..............................  28,781  1,556,189
    New Jersey Resources Corp.........................  49,762  1,438,122
    NextEra Energy, Inc...............................  27,970  2,942,444
    NiSource, Inc.....................................  88,238  1,540,635
    Northwest Natural Gas Co..........................  14,891    644,631
#   NorthWestern Corp.................................  27,785  1,495,944
    NRG Energy, Inc...................................  85,540  1,920,373
#   NRG Yield, Inc. Class A...........................  11,313    222,979
#   NRG Yield, Inc. Class C...........................  11,313    218,228
    OGE Energy Corp...................................  25,200    749,952

                                     1500

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
#            ONE Gas, Inc............................     29,343 $    1,321,315
#            Ormat Technologies, Inc.................     24,692      1,004,471
#            Otter Tail Corp.........................     20,377        528,172
#            Pattern Energy Group, Inc...............     27,836        680,033
             Pepco Holdings, Inc.....................     32,515        867,500
             PG&E Corp...............................     30,807      1,617,676
             Piedmont Natural Gas Co., Inc...........     38,354      1,457,836
             Pinnacle West Capital Corp..............     13,300        820,743
             PNM Resources, Inc......................     46,271      1,220,629
             Portland General Electric Co............     46,304      1,667,407
             PPL Corp................................     42,776      1,360,705
             Public Service Enterprise Group, Inc....     50,049      2,085,542
#            Questar Corp............................     96,766      2,142,399
             RGC Resources, Inc......................        678         13,662
#            SCANA Corp..............................     17,231        944,259
             Sempra Energy...........................     15,080      1,534,842
             SJW Corp................................     14,096        420,766
             South Jersey Industries, Inc............     38,284        928,004
#            Southern Co. (The)......................     56,591      2,531,315
             Southwest Gas Corp......................     26,756      1,507,433
*            Talen Energy Corp.......................      4,156         65,374
#            TECO Energy, Inc........................     84,049      1,859,164
             UGI Corp................................    146,635      5,358,043
#            UIL Holdings Corp.......................     31,899      1,529,238
             Unitil Corp.............................      9,462        336,374
             Vectren Corp............................     28,804      1,212,648
             WEC Energy Group, Inc...................     42,285      2,071,965
             Westar Energy, Inc......................     46,915      1,766,350
             WGL Holdings, Inc.......................     29,383      1,642,510
             Xcel Energy, Inc........................     63,843      2,213,437
#            York Water Co. (The)....................      7,617        162,547
                                                                 --------------
Total Utilities......................................               111,664,622
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,578,037,841
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Rights
               01/04/16..............................    137,366          1,855
(degrees)*   Furiex Pharmaceuticals Contingent Value
               Rights................................      5,764         56,314
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights...............     42,008        105,860
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16..............................      9,520             --
(degrees)*   Safeway Casa Ley Contingent Value
               Rights................................     95,306         96,726
(degrees)*   Safeway PDC, LLC Contingent Value
               Rights................................     95,306          4,651
TOTAL RIGHTS/WARRANTS................................                   265,406
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
             State Street Institutional Liquid
               Reserves, 0.114%...................... 20,456,208     20,456,208
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@         DFA Short Term Investment Fund.......... 53,873,956    623,321,672
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,077,316,254)^^............................            $6,222,081,127
                                                                 ==============

                                     1501

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  890,420,566           --    --   $  890,420,566
   Consumer Staples..............    346,784,866           --    --      346,784,866
   Energy........................    442,513,061           --    --      442,513,061
   Financials....................    994,478,268           --    --      994,478,268
   Health Care...................    672,383,212           --    --      672,383,212
   Industrials...................    796,541,251 $      1,050    --      796,542,301
   Information Technology........    920,672,091           --    --      920,672,091
   Materials.....................    264,448,242           --    --      264,448,242
   Other.........................             --           --    --               --
   Real Estate Investment Trusts.      1,184,280           --    --        1,184,280
   Telecommunication Services....    136,946,332           --    --      136,946,332
   Utilities.....................    111,664,622           --    --      111,664,622
Rights/Warrants..................             --      265,406    --          265,406
Temporary Cash Investments.......     20,456,208           --    --       20,456,208
Securities Lending Collateral....             --  623,321,672    --      623,321,672
                                  -------------- ------------  ----   --------------
TOTAL............................ $5,598,492,999 $623,588,128    --   $6,222,081,127
                                  ============== ============  ====   ==============

                                     1502

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        SHARES     VALUE++
                                                       --------- ------------
COMMON STOCKS -- (98.2%)
AUSTRALIA -- (5.9%)
    Alumina, Ltd......................................   286,971 $    310,342
    Alumina, Ltd. Sponsored ADR.......................    39,590      169,049
    Asciano, Ltd...................................... 1,426,870    8,470,182
    Aurizon Holdings, Ltd.............................    56,399      218,003
    Bank of Queensland, Ltd...........................   230,860    2,315,244
    Bendigo & Adelaide Bank, Ltd......................   326,386    3,131,147
    BHP Billiton, Ltd................................. 1,413,311   27,287,368
#   BHP Billiton, Ltd. Sponsored ADR..................   563,499   21,621,457
    Boral, Ltd........................................   596,037    2,887,220
    Downer EDI, Ltd...................................    93,210      309,304
    Echo Entertainment Group, Ltd.....................   100,759      368,920
    Fairfax Media, Ltd................................    52,779       32,725
    Fortescue Metals Group, Ltd....................... 1,119,065    1,512,232
    Harvey Norman Holdings, Ltd.......................   349,578    1,137,063
    Incitec Pivot, Ltd................................ 1,466,556    3,874,808
    Lend Lease Group..................................   310,226    3,523,990
    Macquarie Group, Ltd..............................   387,258   23,178,616
    National Australia Bank, Ltd......................   286,274    7,265,329
*   Newcrest Mining, Ltd..............................   693,088    5,733,012
    Oil Search, Ltd...................................    23,582      128,291
    Orica, Ltd........................................    65,932      923,504
    Origin Energy, Ltd................................   429,069    3,550,377
    Primary Health Care, Ltd..........................    60,812      204,179
*   Qantas Airways, Ltd...............................   553,505    1,512,509
    QBE Insurance Group, Ltd..........................   569,806    6,061,101
    Rio Tinto, Ltd....................................   119,254    4,581,404
    Santos, Ltd....................................... 1,133,132    6,109,456
*   South32, Ltd......................................   949,273    1,238,560
*   South32, Ltd. ADR.................................   213,802    1,361,919
    Suncorp Group, Ltd................................   980,042   10,202,166
    Tabcorp Holdings, Ltd.............................   662,550    2,340,937
    Tatts Group, Ltd.................................. 1,411,462    4,099,060
    Treasury Wine Estates, Ltd........................    40,557      170,424
    Wesfarmers, Ltd...................................   611,547   18,928,357
    Woodside Petroleum, Ltd...........................   698,708   18,167,529
                                                                 ------------
TOTAL AUSTRALIA.......................................            192,925,784
                                                                 ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG...............................   108,153    3,254,418
    OMV AG............................................    43,298    1,150,659
                                                                 ------------
TOTAL AUSTRIA.........................................              4,405,077
                                                                 ------------
BELGIUM -- (1.7%)
    Ageas.............................................   227,139    9,351,970
    Colruyt SA........................................    19,751      958,907
    Delhaize Group....................................    99,532    9,011,627
    Delhaize Group Sponsored ADR......................    42,400      956,544
    KBC Groep NV......................................   197,642   13,781,639
    Proximus..........................................    71,592    2,698,750
    Solvay SA.........................................    69,836    9,342,824
    UCB SA............................................    86,038    6,657,356

                                     1503

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
BELGIUM -- (Continued)
    Umicore SA........................................    61,534 $ 2,695,690
                                                                 -----------
TOTAL BELGIUM.........................................            55,455,307
                                                                 -----------
CANADA -- (7.0%)
    Agnico Eagle Mines, Ltd...........................    96,241   2,129,813
    Agrium, Inc.......................................    49,245   5,035,794
    Bank of Montreal..................................   316,471  17,681,235
    Barrick Gold Corp.................................   928,290   6,553,727
*   BlackBerry, Ltd...................................    36,453     281,964
    Cameco Corp.(13321L108)...........................   159,207   2,185,912
    Cameco Corp.(2166160).............................    55,352     760,119
    Canadian Natural Resources, Ltd.(136385101).......   574,061  13,995,607
    Canadian Natural Resources, Ltd.(2171573).........   440,539  10,752,001
    Canadian Oil Sands, Ltd...........................   624,404   3,561,612
    Canadian Tire Corp., Ltd. Class A.................    93,646   9,336,317
    Cenovus Energy, Inc...............................   780,508  11,379,807
    Crescent Point Energy Corp.(22576C101)............   305,926   4,643,957
    Crescent Point Energy Corp.(B67C8W8)..............   194,925   2,952,528
    E-L Financial Corp., Ltd..........................       100      55,052
    Eldorado Gold Corp.(2307873)......................   123,103     423,568
    Eldorado Gold Corp.(284902103)....................     9,235      31,768
    Empire Co., Ltd...................................    52,166   3,525,996
    Enbridge Income Fund Holdings, Inc................     7,687     202,659
    Encana Corp....................................... 1,146,645   8,703,036
    Enerplus Corp.(292766102).........................    21,155     131,796
    Enerplus Corp.(B584T89)...........................    13,348      84,812
    Ensign Energy Services, Inc.......................    59,000     456,987
    Fairfax Financial Holdings, Ltd...................    29,771  14,357,733
    First Quantum Minerals, Ltd.......................   596,236   4,764,049
    Genworth MI Canada, Inc...........................    42,919   1,015,669
    George Weston, Ltd................................    22,934   1,926,116
    Goldcorp, Inc.(380956409).........................   152,633   2,026,966
    Goldcorp, Inc.(2676302)...........................   128,811   1,718,662
    Husky Energy, Inc.................................   343,338   6,269,000
    Industrial Alliance Insurance & Financial
      Services, Inc...................................    99,488   3,350,878
    Loblaw Cos., Ltd..................................     3,130     170,686
*   Lundin Mining Corp................................   248,939     898,415
    Magna International, Inc..........................    70,798   3,846,699
    Manulife Financial Corp...........................   982,780  17,411,028
    Maple Leaf Foods, Inc.............................    40,472     702,152
*   MEG Energy Corp...................................   115,228   1,235,231
    Osisko Gold Royalties, Ltd........................     5,990      66,182
    Pacific Rubiales Energy Corp......................    32,827      91,615
    Pengrowth Energy Corp.............................    18,841      30,109
    Penn West Petroleum, Ltd..........................    16,534      22,629
    Precision Drilling Corp...........................   111,193     565,972
    Sun Life Financial, Inc.(2566124).................   250,463   8,175,452
    Sun Life Financial, Inc.(866796105)...............    46,147   1,505,315
    Suncor Energy, Inc.(867224107)....................   336,389   9,472,714
    Suncor Energy, Inc.(B3NB1P2)...................... 1,078,999  30,393,641
    Teck Resources, Ltd. Class B......................    97,700     719,388
    Thomson Reuters Corp..............................   132,273   5,355,244
    TMX Group, Ltd....................................     8,600     323,655

                                     1504

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
CANADA -- (Continued)
    TransAlta Corp....................................    77,383 $    490,504
    West Fraser Timber Co., Ltd.......................    31,173    1,371,722
    Whitecap Resources, Inc...........................   294,850    2,570,088
    WSP Global, Inc...................................    26,658      893,186
    Yamana Gold, Inc..................................   251,702      498,458
                                                                 ------------
TOTAL CANADA..........................................            227,105,225
                                                                 ------------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A..................     2,605    4,305,629
    AP Moeller - Maersk A.S. Class B..................     5,274    8,984,722
    Carlsberg A.S. Class B............................    89,501    7,797,812
    Danske Bank A.S...................................   109,971    3,438,189
    FLSmidth & Co. A.S................................     4,302      192,888
*   H Lundbeck A.S....................................    17,769      420,286
    ISS A.S...........................................    45,872    1,582,900
*   Jyske Bank A.S....................................    24,399    1,274,783
    Rockwool International A.S. Class B...............     2,810      419,237
    TDC A.S...........................................   875,646    6,605,656
    Vestas Wind Systems A.S...........................   230,887   12,612,802
                                                                 ------------
TOTAL DENMARK.........................................             47,634,904
                                                                 ------------
FINLAND -- (0.8%)
    Fortum Oyj........................................   528,812    9,285,264
    Kesko Oyj Class B.................................    32,608    1,269,217
    Neste Oyj.........................................    72,753    2,026,983
    Stora Enso Oyj Class R............................   573,012    5,394,989
    UPM-Kymmene Oyj...................................   370,894    6,851,063
                                                                 ------------
TOTAL FINLAND.........................................             24,827,516
                                                                 ------------
FRANCE -- (9.8%)
    AXA SA............................................   620,955   16,352,983
    AXA SA Sponsored ADR..............................   394,508   10,379,506
    BNP Paribas SA....................................   651,247   42,361,851
    Bollore SA........................................   611,459    3,386,866
    Bouygues SA.......................................   185,628    6,819,085
    Casino Guichard Perrachon SA......................    64,289    4,771,180
*   CGG SA Sponsored ADR..............................    21,119      104,750
    Cie de Saint-Gobain...............................   606,622   28,740,116
    Cie Generale des Etablissements Michelin..........    74,433    7,286,144
    CNP Assurances....................................   182,294    3,063,762
    Credit Agricole SA................................   327,085    5,146,557
    Eiffage SA........................................    16,826    1,011,959
    Electricite de France SA..........................   188,405    4,483,621
    Engie............................................. 1,112,207   21,329,334
    Lagardere SCA.....................................    24,208      723,979
    Natixis SA........................................   644,051    4,726,834
    Orange SA......................................... 1,716,375   28,234,799
*   Peugeot SA........................................   415,960    8,320,755
    Renault SA........................................   255,508   23,521,483
    Rexel SA..........................................   214,554    3,378,941
    SCOR SE...........................................   107,372    4,114,544
    Societe Generale SA...............................   670,289   32,912,163

                                     1505

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
FRANCE -- (Continued)
    STMicroelectronics NV.............................   366,798 $  2,864,290
    Total SA..........................................   980,441   48,377,857
    Vivendi SA........................................   243,868    6,408,082
                                                                 ------------
TOTAL FRANCE..........................................            318,821,441
                                                                 ------------
GERMANY -- (7.4%)
    Allianz SE........................................   217,369   35,607,767
    Allianz SE ADR....................................   716,588   11,752,043
    Bayerische Motoren Werke AG.......................   291,133   29,193,563
*   Commerzbank AG....................................   401,297    5,189,793
    Daimler AG........................................   735,745   65,816,724
    Deutsche Bank AG(5750355).........................   353,243   12,409,368
    Deutsche Bank AG(D18190898).......................   326,750   11,442,785
*   Deutsche Lufthansa AG.............................   263,426    3,578,689
    E.ON SE...........................................   886,206   11,703,484
    Fraport AG Frankfurt Airport Services Worldwide...    36,156    2,373,903
    Hannover Rueck SE.................................    25,662    2,724,423
    HeidelbergCement AG...............................   125,362    9,547,657
    K+S AG............................................   159,941    6,562,397
    Metro AG..........................................   175,386    5,521,668
    Muenchener Rueckversicherungs-Gesellschaft AG.....    58,051   10,668,525
    Osram Licht AG....................................    25,431    1,444,696
    RWE AG............................................   174,770    3,639,869
*   Talanx AG.........................................    56,154    1,791,834
    Telefonica Deutschland Holding AG.................   416,028    2,580,251
    Volkswagen AG.....................................    28,585    5,781,757
    Wacker Chemie AG..................................     4,761      478,053
                                                                 ------------
TOTAL GERMANY.........................................            239,809,249
                                                                 ------------
HONG KONG -- (2.9%)
    Cathay Pacific Airways, Ltd....................... 1,226,000    2,897,755
*   Cheung Kong Property Holdings, Ltd................   755,348    6,294,323
    CK Hutchison Holdings, Ltd........................ 1,342,848   19,932,537
    FIH Mobile, Ltd................................... 1,775,000      927,232
    Guoco Group, Ltd..................................     6,000       68,090
    Hang Lung Group, Ltd..............................   420,000    1,898,480
    Hang Lung Properties, Ltd.........................   978,000    2,805,612
    Henderson Land Development Co., Ltd...............   458,503    3,031,254
    Hongkong & Shanghai Hotels, Ltd. (The)............   405,418      538,178
    Hopewell Holdings, Ltd............................   350,831    1,210,254
    Kerry Logistics Network, Ltd......................   140,250      216,908
    Kerry Properties, Ltd.............................   519,000    1,937,451
    MTR Corp., Ltd....................................   519,907    2,314,619
    New World Development Co., Ltd.................... 7,173,603    8,662,420
    NWS Holdings, Ltd.................................   327,837      490,240
    Orient Overseas International, Ltd................   170,048      842,336
    Shangri-La Asia, Ltd.............................. 1,498,000    1,929,170
    Sino Land Co., Ltd................................ 1,285,241    1,997,536
    Sun Hung Kai Properties, Ltd...................... 1,018,434   15,627,690
    Swire Pacific, Ltd. Class A.......................   377,000    4,833,032
    Swire Pacific, Ltd. Class B.......................   202,500      476,881
#   Tsim Sha Tsui Properties, Ltd.....................   259,630      746,872

                                     1506

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
HONG KONG -- (Continued)
    Wharf Holdings, Ltd. (The)........................  1,130,000 $ 7,171,622
    Wheelock & Co., Ltd...............................  1,122,000   5,769,250
    Yue Yuen Industrial Holdings, Ltd.................     74,500     242,498
                                                                  -----------
TOTAL HONG KONG.......................................             92,862,240
                                                                  -----------
IRELAND -- (0.2%)
*   Bank of Ireland................................... 12,997,360   5,458,686
*   Bank of Ireland Sponsored ADR.....................     36,719     615,043
    CRH P.L.C. Sponsored ADR..........................     25,104     745,840
                                                                  -----------
TOTAL IRELAND.........................................              6,819,569
                                                                  -----------
ISRAEL -- (0.4%)
    Azrieli Group.....................................     10,926     453,606
    Bank Hapoalim BM..................................    927,212   5,155,350
*   Bank Leumi Le-Israel BM...........................    935,387   4,079,421
    Elbit Systems, Ltd................................        908      74,783
*   Israel Discount Bank, Ltd. Class A................    286,449     578,476
    Mizrahi Tefahot Bank, Ltd.........................    123,819   1,588,576
    NICE Systems, Ltd. Sponsored ADR..................      2,302     148,617
    Paz Oil Co., Ltd..................................        270      43,536
    Teva Pharmaceutical Industries, Ltd. Sponsored
      ADR.............................................     29,587   2,042,095
                                                                  -----------
TOTAL ISRAEL..........................................             14,164,460
                                                                  -----------
ITALY -- (1.1%)
*   Banca Monte dei Paschi di Siena SpA...............    192,435     382,412
*   Banco Popolare SC.................................    136,530   2,363,887
    Eni SpA...........................................    170,711   2,987,547
    Mediobanca SpA....................................    312,659   3,407,360
*   Telecom Italia SpA................................    876,812   1,161,869
*   Telecom Italia SpA Sponsored ADR..................    158,257   2,088,992
    UniCredit SpA.....................................  2,317,896  15,370,638
    Unione di Banche Italiane SCPA....................  1,053,933   8,548,167
                                                                  -----------
TOTAL ITALY...........................................             36,310,872
                                                                  -----------
JAPAN -- (21.7%)
    77 Bank, Ltd. (The)...............................     97,000     631,070
    Aeon Co., Ltd.....................................    890,100  13,601,399
    Aisin Seiki Co., Ltd..............................    132,000   5,351,137
    Alamos Gold Inc. Class A Sponsored ADR............      4,829   1,254,333
    Alfresa Holdings Corp.............................    106,100   1,776,883
    Amada Holdings Co., Ltd...........................    248,000   2,429,176
    Aoyama Trading Co., Ltd...........................     22,400     889,897
    Asahi Glass Co., Ltd..............................    696,000   4,077,703
    Asahi Kasei Corp..................................  1,399,000  10,627,210
    Autobacs Seven Co., Ltd...........................     26,100     473,250
    Azbil Corp........................................      2,900      68,871
    Bank of Kyoto, Ltd. (The).........................    148,000   1,745,092
    Bank of Yokohama, Ltd. (The)......................    939,000   5,966,446
    Brother Industries, Ltd...........................     73,900   1,020,861
    Canon Marketing Japan, Inc........................     39,500     624,587
    Chiba Bank, Ltd. (The)............................    421,000   3,354,506
    Chugoku Bank, Ltd. (The)..........................    112,200   1,752,571

                                     1507

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Citizen Holdings Co., Ltd.........................   193,200 $ 1,288,913
    Coca-Cola East Japan Co., Ltd.....................    18,900     347,757
    Coca-Cola West Co., Ltd...........................    40,200     809,725
    COMSYS Holdings Corp..............................    30,000     454,806
*   Cosmo Oil Co., Ltd................................    45,000      72,875
    Dai Nippon Printing Co., Ltd......................   356,000   3,950,214
    Dai-ichi Life Insurance Co., Ltd. (The)...........   425,100   8,634,793
    Daicel Corp.......................................   227,000   3,076,780
    Daido Steel Co., Ltd..............................   209,000     792,647
    Daihatsu Motor Co., Ltd...........................   126,600   1,797,939
    Daiichi Sankyo Co., Ltd...........................   210,200   4,304,300
    Denki Kagaku Kogyo K.K............................   302,000   1,255,871
    DIC Corp..........................................   132,000     310,623
    Ebara Corp........................................   215,000     975,543
    Fuji Media Holdings, Inc..........................    34,200     441,150
    FUJIFILM Holdings Corp............................   231,300   9,173,059
    Fukuoka Financial Group, Inc......................   394,000   2,024,904
    Fukuyama Transporting Co., Ltd....................    34,000     174,663
    Furukawa Electric Co., Ltd........................   118,000     195,839
    Glory, Ltd........................................    42,500   1,235,752
    Gunma Bank, Ltd. (The)............................   208,000   1,545,748
    H2O Retailing Corp................................    46,400     968,362
    Hachijuni Bank, Ltd. (The)........................   259,000   2,010,017
    Hakuhodo DY Holdings, Inc.........................    25,600     286,032
    Hankyu Hanshin Holdings, Inc......................   710,000   4,485,076
    Higo Bank, Ltd. (The).............................   104,000     641,952
    Hiroshima Bank, Ltd. (The)........................   238,000   1,394,760
    Hitachi Capital Corp..............................    34,600     939,848
    Hitachi Chemical Co., Ltd.........................    71,600   1,266,100
    Hitachi Construction Machinery Co., Ltd...........   116,500   1,936,976
    Hitachi High-Technologies Corp....................    23,435     546,225
    Hitachi Transport System, Ltd.....................    24,285     437,767
    Hitachi, Ltd......................................   890,000   5,766,117
    Hokuhoku Financial Group, Inc.....................   791,000   1,867,510
    Honda Motor Co., Ltd.............................. 1,023,100  34,373,601
    Ibiden Co., Ltd...................................   144,200   2,384,051
    Idemitsu Kosan Co., Ltd...........................   105,800   1,944,701
    Iida Group Holdings Co., Ltd......................    33,700     591,519
    ITOCHU Corp....................................... 1,199,100  14,679,180
    Iyo Bank, Ltd. (The)..............................   161,000   2,046,955
    J Front Retailing Co., Ltd........................   224,400   4,215,781
    JFE Holdings, Inc.................................   395,200   7,400,464
    Joyo Bank, Ltd. (The).............................   398,000   2,353,954
    JSR Corp..........................................    45,300     753,804
    JTEKT Corp........................................    53,900     930,755
    JX Holdings, Inc.................................. 1,407,586   6,000,221
    K's Holdings Corp.................................    12,000     381,534
    Kagoshima Bank, Ltd. (The)........................    53,000     362,318
    Kamigumi Co., Ltd.................................   160,000   1,504,924
    Kaneka Corp.......................................   280,000   2,020,188
    Kawasaki Kisen Kaisha, Ltd........................ 1,099,000   2,453,497
    Keiyo Bank, Ltd. (The)............................    53,000     267,442
    Kinden Corp.......................................     7,000      93,299

                                     1508

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
      Kirin Holdings Co., Ltd...........................    216,300 $ 3,325,813
      Kobe Steel, Ltd...................................  3,940,000   6,094,384
      Konica Minolta, Inc...............................    612,400   7,632,404
      Kuraray Co., Ltd..................................    369,700   4,358,303
      Kurita Water Industries, Ltd......................     11,000     240,394
      Kyocera Corp. Sponsored ADR.......................      1,755      90,242
      Lintec Corp.......................................      8,500     183,460
      LIXIL Group Corp..................................    139,140   2,789,485
      Maeda Road Construction Co., Ltd..................     23,000     422,454
      Marubeni Corp.....................................  1,355,600   7,533,743
      Marui Group Co., Ltd..............................     23,500     328,569
      Matsumotokiyoshi Holdings Co., Ltd................        900      43,436
      Medipal Holdings Corp.............................     94,500   1,682,569
      Mitsubishi Chemical Holdings Corp.................  1,991,500  12,997,723
      Mitsubishi Corp...................................    389,500   8,404,160
      Mitsubishi Gas Chemical Co., Inc..................    246,000   1,364,641
      Mitsubishi Heavy Industries, Ltd..................    659,000   3,484,239
      Mitsubishi Logistics Corp.........................     42,000     610,223
      Mitsubishi Materials Corp.........................  1,534,000   5,553,182
      Mitsubishi UFJ Financial Group, Inc...............  4,974,134  36,197,195
      Mitsubishi UFJ Financial Group, Inc. ADR..........  1,691,580  12,399,281
      Mitsui & Co., Ltd.................................    871,300  11,305,285
      Mitsui Chemicals, Inc.............................    811,000   3,037,614
      Mitsui Mining & Smelting Co., Ltd.................    231,000     567,922
      Mitsui OSK Lines, Ltd.............................    845,000   2,534,303
      Mizuho Financial Group, Inc....................... 17,014,000  37,099,189
      MS&AD Insurance Group Holdings, Inc...............     73,691   2,320,700
      Nagase & Co., Ltd.................................     50,000     637,621
      NEC Corp..........................................  3,146,000  10,047,790
      NH Foods, Ltd.....................................     45,397   1,103,395
      NHK Spring Co., Ltd...............................    110,000   1,165,121
      Nikon Corp........................................    212,200   2,524,053
      Nippo Corp........................................     51,000     897,120
      Nippon Electric Glass Co., Ltd....................     52,000     252,319
      Nippon Express Co., Ltd...........................    870,000   4,599,036
      Nippon Paper Industries Co., Ltd..................    114,700   1,881,998
      Nippon Shokubai Co., Ltd..........................     86,000   1,270,102
      Nippon Steel & Sumitomo Metal Corp................  6,147,000  14,519,652
      Nippon Yusen K.K..................................  2,155,000   5,890,880
      Nissan Motor Co., Ltd.............................  1,904,600  18,121,363
      Nisshin Seifun Group, Inc.........................     37,530     537,902
      Nisshin Steel Co., Ltd............................     28,800     333,178
      Nisshinbo Holdings, Inc...........................    107,000   1,185,333
      NOK Corp..........................................     69,000   2,021,087
      Nomura Holdings, Inc..............................    337,000   2,413,223
      Nomura Real Estate Holdings, Inc..................      6,300     125,634
      NTN Corp..........................................    508,000   2,884,574
      NTT DOCOMO, Inc...................................    820,000  17,314,574
      Obayashi Corp.....................................    358,000   2,755,252
      Oji Holdings Corp.................................  1,074,000   4,695,862
      Otsuka Holdings Co., Ltd..........................    161,300   5,791,472
      Rengo Co., Ltd....................................     14,000      54,203
      Resona Holdings, Inc..............................  1,367,200   7,516,493

                                     1509

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
JAPAN -- (Continued)
    Ricoh Co., Ltd.................................... 1,023,200 $10,094,628
    Sankyo Co., Ltd...................................    19,300     732,027
    SBI Holdings, Inc.................................   136,800   1,899,696
    Sega Sammy Holdings, Inc..........................    25,000     311,902
    Seino Holdings Co., Ltd...........................    82,000     943,132
    Sekisui Chemical Co., Ltd.........................   209,000   2,318,868
    Sekisui House, Ltd................................   543,600   8,075,296
    Shiga Bank, Ltd. (The)............................    69,000     367,206
    Shimizu Corp......................................    43,000     377,108
    Shinsei Bank, Ltd................................. 1,031,000   2,252,481
    Shizuoka Bank, Ltd. (The).........................   303,000   3,422,558
    Showa Denko KK.................................... 1,686,000   2,078,357
    Showa Shell Sekiyu K.K............................   131,500   1,234,861
    SKY Perfect JSAT Holdings, Inc....................   130,400     654,578
    Sojitz Corp.......................................   547,200   1,262,529
    Sompo Japan Nipponkoa Holdings, Inc...............   127,100   4,478,100
*   Sony Corp.........................................    26,700     756,849
*   Sony Corp. Sponsored ADR..........................   301,140   8,537,319
    Sumitomo Bakelite Co., Ltd........................    32,000     133,868
    Sumitomo Chemical Co., Ltd........................ 2,166,000  12,356,077
    Sumitomo Corp.....................................   326,000   3,700,853
    Sumitomo Dainippon Pharma Co., Ltd................    48,000     573,993
    Sumitomo Electric Industries, Ltd.................   708,900  10,573,009
    Sumitomo Forestry Co., Ltd........................   147,900   1,753,972
    Sumitomo Heavy Industries, Ltd....................   466,000   2,351,927
    Sumitomo Metal Mining Co., Ltd....................   462,000   6,211,696
    Sumitomo Mitsui Financial Group, Inc..............   935,627  42,191,153
    Sumitomo Mitsui Trust Holdings, Inc............... 1,714,000   7,960,883
    Sumitomo Osaka Cement Co., Ltd....................   133,000     498,648
    Sumitomo Rubber Industries, Ltd...................   125,700   1,894,044
    Suzuken Co., Ltd..................................    40,700   1,440,093
    Suzuki Motor Corp.................................   255,800   8,904,910
    T&D Holdings, Inc.................................   599,000   9,121,415
    Takashimaya Co., Ltd..............................   218,000   2,085,418
    TDK Corp..........................................   170,900  11,950,098
    Teijin, Ltd....................................... 1,217,000   4,441,657
    THK Co., Ltd......................................    28,700     555,986
    Toho Holdings Co., Ltd............................     7,100     176,598
    Tokai Rika Co., Ltd...............................    45,200   1,135,693
    Tokio Marine Holdings, Inc........................   115,600   4,813,938
    Toppan Printing Co., Ltd..........................   173,000   1,503,361
    Toshiba Corp...................................... 2,316,000   7,078,830
    Toshiba TEC Corp..................................    44,000     230,730
    Tosoh Corp........................................   524,000   2,731,668
    Toyo Seikan Group Holdings, Ltd...................    66,700   1,039,319
    Toyobo Co., Ltd...................................   129,000     192,381
    Toyoda Gosei Co., Ltd.............................    64,100   1,416,385
    Toyota Boshoku Corp...............................    24,600     446,126
    Toyota Tsusho Corp................................   278,500   7,059,535
    Ube Industries, Ltd...............................   962,000   1,682,535
    Universal Entertainment Corp......................       500      12,563
    UNY Group Holdings Co., Ltd.......................    58,500     404,264
    Ushio, Inc........................................    20,300     248,709

                                     1510

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
JAPAN -- (Continued)
    Wacoal Holdings Corp..............................    26,000 $    331,804
#   Yamada Denki Co., Ltd.............................   442,100    1,689,327
    Yamaguchi Financial Group, Inc....................   115,000    1,535,395
    Yamaha Corp.......................................    34,900      821,402
    Yamazaki Baking Co., Ltd..........................    64,000    1,019,595
    Yokohama Rubber Co., Ltd. (The)...................    53,500    1,058,076
    Zeon Corp.........................................    20,000      193,771
                                                                 ------------
TOTAL JAPAN...........................................            704,273,173
                                                                 ------------
NETHERLANDS -- (2.6%)
    Aegon NV..........................................   959,706    7,381,808
    Akzo Nobel NV.....................................    62,499    4,472,119
    ArcelorMittal(B03XPL1)............................ 1,078,392    9,733,988
#   ArcelorMittal(B295F26)............................   202,952    1,830,627
    Boskalis Westminster NV...........................    57,714    2,819,756
    Delta Lloyd NV....................................     2,159       38,289
    ING Groep NV...................................... 1,482,595   25,214,723
    ING Groep NV Sponsored ADR........................   207,810    3,528,614
    Koninklijke Ahold NV..............................    99,976    1,989,704
    Koninklijke DSM NV................................   216,445   12,352,400
    Koninklijke KPN NV................................   621,739    2,456,541
    Koninklijke Philips NV............................   459,260   12,797,837
                                                                 ------------
TOTAL NETHERLANDS.....................................             84,616,406
                                                                 ------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............   148,927      531,579
    Contact Energy, Ltd...............................   338,902    1,107,090
    Fletcher Building, Ltd............................   312,376    1,632,307
                                                                 ------------
TOTAL NEW ZEALAND.....................................              3,270,976
                                                                 ------------
NORWAY -- (0.6%)
    Aker ASA Class A..................................     6,472      135,036
    DNB ASA...........................................   230,451    3,756,913
    Norsk Hydro ASA...................................   399,775    1,490,845
#   Seadrill, Ltd.....................................   323,787    2,884,942
    SpareBank 1 SR-Bank ASA...........................    29,776      176,761
    Statoil ASA.......................................   324,947    5,478,165
#   Statoil ASA Sponsored ADR.........................   181,129    3,062,891
    Stolt-Nielsen, Ltd................................     2,191       35,398
*   Storebrand ASA....................................    80,352      323,650
*   Subsea 7 SA.......................................    76,598      671,100
    Wilh Wilhelmsen Holding ASA Class A...............        99        2,135
    Yara International ASA............................    54,358    2,704,538
                                                                 ------------
TOTAL NORWAY..........................................             20,722,374
                                                                 ------------
PORTUGAL -- (0.0%)
*   Banco Comercial Portugues SA......................   556,334       42,628
*   Banco Espirito Santo SA...........................   865,680           --

                                     1511

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
PORTUGAL -- (Continued)
    EDP Renovaveis SA.................................   171,817 $ 1,257,190
                                                                 -----------
TOTAL PORTUGAL........................................             1,299,818
                                                                 -----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd................................... 1,097,000   2,574,294
    City Developments, Ltd............................   352,100   2,396,321
    DBS Group Holdings, Ltd...........................   570,305   8,396,152
    Frasers Centrepoint, Ltd..........................   251,800     306,811
    Golden Agri-Resources, Ltd........................ 3,284,200     753,670
    Hutchison Port Holdings Trust..................... 5,628,000   3,377,847
#   Noble Group, Ltd.................................. 4,077,000   1,353,043
#   Olam International, Ltd...........................   457,800     613,488
    OUE, Ltd..........................................    96,400     136,077
    Oversea-Chinese Banking Corp., Ltd................   218,991   1,642,226
    SembCorp Industries, Ltd..........................   410,100   1,066,669
    Singapore Airlines, Ltd...........................   784,400   6,136,303
    United Industrial Corp., Ltd......................   431,002   1,052,389
    UOL Group, Ltd....................................   195,707     956,122
    Venture Corp., Ltd................................   190,200   1,088,326
    Wilmar International, Ltd......................... 1,432,000   3,339,251
                                                                 -----------
TOTAL SINGAPORE.......................................            35,188,989
                                                                 -----------
SPAIN -- (3.0%)
    Acciona SA........................................    23,710   1,916,175
    Banco de Sabadell SA.............................. 5,141,098  11,712,761
    Banco Popular Espanol SA..........................   928,639   4,264,722
    Banco Santander SA................................ 3,276,861  22,658,550
    Banco Santander SA Sponsored ADR..................     2,050      13,960
    Bankia SA.........................................   701,089     926,559
    CaixaBank SA...................................... 1,068,720   4,769,344
    Iberdrola SA...................................... 4,994,430  35,226,923
    Mapfre SA......................................... 1,055,990   3,399,060
    Repsol SA.........................................   703,070  11,816,082
                                                                 -----------
TOTAL SPAIN...........................................            96,704,136
                                                                 -----------
SWEDEN -- (3.4%)
    Boliden AB........................................   333,548   6,159,539
    Holmen AB Class B.................................       593      16,918
    ICA Gruppen AB....................................    24,222     883,966
    Meda AB Class A...................................   112,336   1,830,588
    Millicom International Cellular SA................     2,841     207,765
    Nordea Bank AB.................................... 1,805,203  22,476,262
    Skandinaviska Enskilda Banken AB Class A.......... 1,140,610  13,731,195
    Skandinaviska Enskilda Banken AB Class C..........     6,988      82,303
*   SSAB AB Class A...................................    97,171     462,645
*   SSAB AB Class B...................................    39,135     162,503
    Svenska Cellulosa AB SCA Class A..................     9,172     260,268
    Svenska Cellulosa AB SCA Class B..................   638,814  18,177,095
    Svenska Handelsbanken AB Class A..................   595,170   9,108,662
    Svenska Handelsbanken AB Class B..................     1,641      25,170
    Swedbank AB Class A...............................   163,780   3,836,410
    Tele2 AB Class B..................................   365,363   3,802,494

                                     1512

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SWEDEN -- (Continued)
    Telefonaktiebolaget LM Ericsson Class B...........  1,804,113 $ 19,289,659
    TeliaSonera AB....................................  1,699,541   10,328,495
                                                                  ------------
TOTAL SWEDEN..........................................             110,841,937
                                                                  ------------
SWITZERLAND -- (8.9%)
    ABB, Ltd..........................................  1,723,511   35,056,240
    Adecco SA.........................................    217,084   18,118,361
    Aryzta AG.........................................     75,934    3,852,713
    Baloise Holding AG................................     37,774    4,812,725
    Cie Financiere Richemont SA.......................    328,634   28,365,529
    Clariant AG.......................................    316,201    6,307,643
    Credit Suisse Group AG............................    289,268    8,533,631
#   Credit Suisse Group AG Sponsored ADR..............     45,379    1,336,412
*   Dufry AG..........................................      4,495      623,337
    Galenica AG.......................................        421      479,251
    Givaudan SA.......................................      1,430    2,660,010
    Helvetia Holding AG...............................        500      274,369
    Julius Baer Group, Ltd............................    178,272    9,861,958
    LafargeHolcim, Ltd.(7110753)......................    211,263   14,699,348
*   LafargeHolcim, Ltd.(BZ3DNX4)......................    118,017    8,173,349
    Lonza Group AG....................................     54,797    7,943,075
    Novartis AG.......................................     85,207    8,841,430
    Sulzer AG.........................................     14,697    1,509,164
    Swatch Group AG (The)(7184736)....................     25,760    2,111,327
    Swatch Group AG (The)(7184725)....................     27,798   11,971,710
    Swiss Life Holding AG.............................     28,651    6,760,129
    Swiss Re AG.......................................    347,731   31,280,835
    Syngenta AG.......................................     28,933   11,919,544
    UBS Group AG(BRJL176).............................  1,117,274   25,687,348
*   UBS Group AG(H42097107)...........................    174,186    4,016,729
    Zurich Insurance Group AG.........................    111,445   33,936,071
                                                                  ------------
TOTAL SWITZERLAND.....................................             289,132,238
                                                                  ------------
UNITED KINGDOM -- (18.0%)
    Anglo American P.L.C..............................  1,350,033   17,022,552
    Aviva P.L.C.......................................    232,645    1,891,682
    Barclays P.L.C....................................  4,903,439   22,112,753
    Barclays P.L.C. Sponsored ADR.....................  1,435,867   25,816,889
    Barratt Developments P.L.C........................    172,399    1,706,157
    BP P.L.C. Sponsored ADR...........................  3,011,984  111,353,048
    Carnival P.L.C....................................     29,025    1,608,793
#   Carnival P.L.C. ADR...............................     83,873    4,641,532
    Glencore P.L.C....................................  4,572,676   14,815,987
    HSBC Holdings P.L.C...............................  1,395,786   12,607,364
    HSBC Holdings P.L.C. Sponsored ADR................  1,424,338   64,194,914
    Investec P.L.C....................................    278,720    2,542,014
    J Sainsbury P.L.C.................................  1,949,209    8,051,724
    Kingfisher P.L.C..................................  2,462,800   13,872,905
    Lloyds Banking Group P.L.C........................ 30,722,857   40,007,584
    Lloyds Banking Group P.L.C. ADR...................    265,551    1,396,798
*   Lonmin P.L.C......................................     49,345       40,110
    Old Mutual P.L.C..................................  3,257,924   10,774,581

                                     1513

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                      SHARES      VALUE++
                                                    ---------- --------------
UNITED KINGDOM -- (Continued)
      Pearson P.L.C. Sponsored ADR.................    137,656 $    2,568,661
*     Royal Bank of Scotland Group P.L.C...........    159,299        849,615
*     Royal Bank of Scotland Group P.L.C.
        Sponsored ADR..............................    336,938      3,591,759
      Royal Dutch Shell P.L.C......................     13,348        382,599
      Royal Dutch Shell P.L.C. ADR(B03MM73)........    943,951     54,890,751
      Royal Dutch Shell P.L.C. ADR(780259206)......    557,751     32,059,527
      Standard Chartered P.L.C.....................  1,656,203     25,324,190
      Vedanta Resources P.L.C......................      1,956         12,169
      Vodafone Group P.L.C......................... 21,142,861     80,089,082
      Vodafone Group P.L.C. Sponsored ADR..........    584,579     22,085,381
      WM Morrison Supermarkets P.L.C...............  2,660,482      7,570,970
                                                               --------------
TOTAL UNITED KINGDOM...............................               583,882,091
                                                               --------------
TOTAL COMMON STOCKS................................             3,191,073,782
                                                               --------------
PREFERRED STOCKS -- (1.1%)
GERMANY -- (1.1%)
      Bayerische Motoren Werke AG..................     16,360      1,280,514
      Porsche Automobil Holding SE.................     62,179      4,686,483
      Volkswagen AG................................    152,281     30,543,474
                                                               --------------
TOTAL GERMANY......................................                36,510,471
                                                               --------------
TOTAL PREFERRED STOCKS.............................                36,510,471
                                                               --------------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@  DFA Short Term Investment Fund...............  1,967,943     22,769,097
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,021,426,870)^^..........................            $3,250,353,350
                                                               ==============


                                     1514

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $ 24,390,985 $  168,534,799   --    $  192,925,784
   Austria..................           --      4,405,077   --         4,405,077
   Belgium..................      956,544     54,498,763   --        55,455,307
   Canada...................  227,105,225             --   --       227,105,225
   Denmark..................           --     47,634,904   --        47,634,904
   Finland..................           --     24,827,516   --        24,827,516
   France...................   10,484,256    308,337,185   --       318,821,441
   Germany..................   23,194,828    216,614,421   --       239,809,249
   Hong Kong................    6,294,323     86,567,917   --        92,862,240
   Ireland..................    1,360,883      5,458,686   --         6,819,569
   Israel...................    2,265,495     11,898,965   --        14,164,460
   Italy....................    2,088,992     34,221,880   --        36,310,872
   Japan....................   22,281,175    681,991,998   --       704,273,173
   Netherlands..............    5,359,241     79,257,165   --        84,616,406
   New Zealand..............           --      3,270,976   --         3,270,976
   Norway...................    5,947,833     14,774,541   --        20,722,374
   Portugal.................           --      1,299,818   --         1,299,818
   Singapore................           --     35,188,989   --        35,188,989
   Spain....................       13,960     96,690,176   --        96,704,136
   Sweden...................           --    110,841,937   --       110,841,937
   Switzerland..............   13,526,490    275,605,748   --       289,132,238
   United Kingdom...........  322,599,260    261,282,831   --       583,882,091
Preferred Stocks
   Germany..................           --     36,510,471   --        36,510,471
Securities Lending
  Collateral................           --     22,769,097   --        22,769,097
                             ------------ --------------   --    --------------
                             $667,869,490 $2,582,483,860   --    $3,250,353,350
TOTAL....................... ============ ==============   ==    ==============

                                     1515

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES   VALUE++
                                                       ------- ----------
COMMON STOCKS -- (97.0%)
AUSTRALIA -- (4.5%)
    Acrux, Ltd........................................  19,585 $    9,719
    Adelaide Brighton, Ltd............................ 105,089    362,630
    AGL Energy, Ltd...................................  33,912    412,650
    Ainsworth Game Technology, Ltd....................  15,938     34,897
    ALS, Ltd..........................................  94,107    367,889
    Altium, Ltd.......................................  20,906     68,674
    Alumina, Ltd...................................... 711,258    769,182
    Alumina, Ltd. Sponsored ADR.......................  14,400     61,488
    Amalgamated Holdings, Ltd.........................  22,951    211,311
    Amcor, Ltd........................................ 147,315  1,547,927
    AMP, Ltd.......................................... 635,522  3,062,916
    Ansell, Ltd.......................................  33,858    618,919
    AP Eagers, Ltd....................................  15,769    120,880
    APA Group......................................... 140,833    931,831
*   APN News & Media, Ltd............................. 225,311    117,445
*   Aquarius Platinum, Ltd............................  55,434      5,256
    ARB Corp., Ltd....................................  11,535    119,626
    Ardent Leisure Group.............................. 104,657    184,762
    Aristocrat Leisure, Ltd...........................  82,577    516,540
    Arrium, Ltd....................................... 983,356     86,137
    Asciano, Ltd...................................... 206,634  1,226,620
*   ASG Group, Ltd....................................  64,798     51,381
    ASX, Ltd..........................................  22,485    729,481
    Atlas Iron, Ltd...................................   9,006        230
    Aurizon Holdings, Ltd............................. 102,630    396,702
    Ausdrill, Ltd.....................................  76,045     16,671
    AusNet Services................................... 185,305    188,247
    Austal, Ltd.......................................  32,722     47,255
    Austbrokers Holdings, Ltd.........................  10,423     69,271
*   Austin Engineering, Ltd...........................   7,586      2,549
    Australia & New Zealand Banking Group, Ltd........ 185,705  4,428,777
*   Australian Agricultural Co., Ltd.................. 139,021    145,029
    Australian Pharmaceutical Industries, Ltd......... 112,013    130,122
    Auswide Bank, Ltd.................................   1,410      5,415
    Automotive Holdings Group, Ltd....................  86,438    277,496
    AVJennings, Ltd...................................   8,932      4,150
*   AWE, Ltd.......................................... 193,218    177,604
    Bank of Queensland, Ltd........................... 120,344  1,206,903
    Beach Energy, Ltd................................. 505,851    358,936
    Beadell Resources, Ltd............................ 320,143     27,947
    Bega Cheese, Ltd..................................  15,864     55,082
    Bendigo & Adelaide Bank, Ltd...................... 115,220  1,105,350
    BHP Billiton, Ltd................................. 328,023  6,333,273
#   BHP Billiton, Ltd. Sponsored ADR..................  44,166  1,694,649
*   Billabong International, Ltd...................... 193,927     84,753
    Blackmores, Ltd...................................   1,986    128,355
    BlueScope Steel, Ltd.............................. 127,098    335,727
    Boral, Ltd........................................ 221,723  1,074,032
    Bradken, Ltd......................................  54,874     47,243
    Brambles, Ltd.....................................  75,149    596,108
    Breville Group, Ltd...............................  19,698     98,249

                                     1516

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    Brickworks, Ltd...................................   7,161 $   77,915
*   Brookside Energy, Ltd.............................  18,124        119
    BT Investment Management, Ltd.....................   7,986     56,753
*   Buru Energy, Ltd..................................  92,278     25,950
    Cabcharge Australia, Ltd..........................  41,051    100,016
    Caltex Australia, Ltd.............................  27,789    700,035
    Cardno, Ltd.......................................  42,320     88,506
*   Carnarvon Petroleum, Ltd.......................... 111,869      9,374
    carsales.com, Ltd.................................  43,518    344,483
    Cash Converters International, Ltd................  96,321     49,284
    Cedar Woods Properties, Ltd.......................   7,144     27,493
    Challenger, Ltd................................... 188,680    987,117
    CIMIC Group, Ltd..................................  21,200    367,791
    Coca-Cola Amatil, Ltd.............................  57,291    387,850
    Cochlear, Ltd.....................................   6,817    454,295
    Commonwealth Bank of Australia....................  56,425  3,602,980
    Computershare, Ltd................................  58,836    530,711
    Corporate Travel Management, Ltd..................   8,432     65,914
    Credit Corp. Group, Ltd...........................   3,280     32,359
    Crown Resorts, Ltd................................  23,568    234,303
    CSG, Ltd..........................................  16,337     20,063
    CSL, Ltd..........................................  29,062  2,099,501
    CSR, Ltd.......................................... 163,758    446,858
    Data#3, Ltd.......................................   8,941      6,214
    Decmil Group, Ltd.................................  35,216     27,862
    Domino's Pizza Enterprises, Ltd...................   8,750    258,065
    Downer EDI, Ltd................................... 148,160    491,648
*   Drillsearch Energy, Ltd........................... 138,058     89,039
    DUET Group........................................ 301,501    484,458
    DuluxGroup, Ltd...................................  80,610    357,654
    DWS, Ltd..........................................  11,284      7,140
    Echo Entertainment Group, Ltd..................... 150,711    551,815
*   Emeco Holdings, Ltd............................... 196,879     11,668
*   Energy Resources of Australia, Ltd................  55,774     15,486
*   Energy World Corp., Ltd........................... 154,243     36,089
    Equity Trustees, Ltd..............................     574      9,808
    ERM Power, Ltd....................................  37,573     59,048
    Evolution Mining, Ltd.............................  72,097     52,468
    Fairfax Media, Ltd................................ 872,743    541,131
    Fleetwood Corp., Ltd..............................  11,993     15,533
    Flight Centre Travel Group, Ltd...................   9,755    253,404
    Fortescue Metals Group, Ltd....................... 303,989    410,791
    G8 Education, Ltd.................................   8,477     21,023
    GrainCorp, Ltd. Class A...........................  65,000    423,286
    Grange Resources, Ltd............................. 167,580     12,827
    Greencross, Ltd...................................  24,393    107,629
    GUD Holdings, Ltd.................................  33,252    227,045
    GWA Group, Ltd....................................  72,554    128,531
    Hansen Technologies, Ltd..........................  19,738     42,300
    Harvey Norman Holdings, Ltd....................... 157,169    511,220
    HFA Holdings, Ltd.................................  13,456     23,206
    Hills, Ltd........................................  49,659     19,235
*   Horizon Oil, Ltd.................................. 251,263     16,834

                                     1517

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    iiNET, Ltd........................................  27,956 $  191,854
    Iluka Resources, Ltd..............................  98,657    566,291
*   Imdex, Ltd........................................  46,977      8,410
    IMF Bentham, Ltd..................................  27,826     35,570
    Incitec Pivot, Ltd................................ 446,543  1,179,817
    Independence Group NL.............................  79,758    219,503
*   Infigen Energy....................................  86,150     16,968
    Infomedia, Ltd....................................  91,828     70,458
    Insurance Australia Group, Ltd.................... 419,282  1,801,111
    InvoCare, Ltd.....................................  21,457    211,639
    IOOF Holdings, Ltd................................  42,129    283,873
    IRESS, Ltd........................................  19,250    146,061
*   iSelect, Ltd......................................  33,918     43,625
    James Hardie Industries P.L.C.(B3LCV80)...........   1,236     86,026
    James Hardie Industries P.L.C.(B60QWJ2)...........  43,395    600,145
    JB Hi-Fi, Ltd.....................................  20,325    286,397
#*  Kingsgate Consolidated, Ltd.......................  46,498     21,660
    Lend Lease Group..................................  82,920    941,924
*   Lonestar Resources, Ltd...........................     977      5,028
    M2 Group, Ltd.....................................  25,594    206,103
    MACA, Ltd.........................................  26,145     13,683
*   Macmahon Holdings, Ltd............................ 196,207     11,563
    Macquarie Atlas Roads Group.......................  64,324    160,503
    Macquarie Group, Ltd..............................  70,545  4,222,354
    Magellan Financial Group, Ltd.....................  17,875    241,602
    MaxiTRANS Industries, Ltd.........................  33,340      9,981
*   Mayne Pharma Group, Ltd...........................  73,005     62,320
    McMillan Shakespeare, Ltd.........................   8,291     86,217
    McPherson's, Ltd..................................   5,740      2,345
*   Medibank Pvt, Ltd.................................  75,262    114,829
*   Medusa Mining, Ltd................................  24,852      9,943
    Melbourne IT, Ltd.................................  27,781     40,218
*   Mesoblast, Ltd....................................   7,732     22,220
    Metals X, Ltd.....................................  66,093     54,362
#   Metcash, Ltd...................................... 288,894    242,079
    Mincor Resources NL...............................  43,402     13,029
*   Mineral Deposits, Ltd.............................  31,741     17,180
    Mineral Resources, Ltd............................  46,993    185,780
    MMA Offshore, Ltd.................................   9,243      3,676
    Monadelphous Group, Ltd...........................  16,714    104,125
    Mortgage Choice, Ltd..............................  11,330     18,839
    Mount Gibson Iron, Ltd............................ 401,939     55,821
    Myer Holdings, Ltd................................ 195,689    179,459
    National Australia Bank, Ltd...................... 182,192  4,623,839
    Navitas, Ltd......................................  46,502    140,028
    New Hope Corp., Ltd...............................  32,366     45,192
*   Newcrest Mining, Ltd..............................  85,180    704,583
    NIB Holdings, Ltd.................................  74,922    194,632
    Nine Entertainment Co. Holdings, Ltd..............  28,489     31,795
    Northern Star Resources, Ltd...................... 135,385    204,099
    NRW Holdings, Ltd.................................  64,898      8,765
    Nufarm, Ltd.......................................  57,765    325,335
    Oil Search, Ltd...................................  77,925    423,930

                                     1518

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    Orica, Ltd........................................  83,088 $1,163,807
    Origin Energy, Ltd................................ 166,079  1,374,238
    Orora, Ltd........................................ 334,233    568,608
    OZ Minerals, Ltd.................................. 101,951    275,889
*   Pacific Brands, Ltd............................... 322,529     98,709
*   Paladin Energy, Ltd............................... 506,123     75,550
    Panoramic Resources, Ltd..........................  75,563     22,678
    Patties Foods, Ltd................................   1,438      1,208
    Peet, Ltd.........................................  33,433     26,969
    Perpetual, Ltd....................................   6,681    218,341
*   Perseus Mining, Ltd............................... 127,012     28,948
    Platinum Asset Management, Ltd....................  25,432    140,596
*   PMP, Ltd..........................................  73,062     29,372
    Premier Investments, Ltd..........................  29,481    287,008
    Primary Health Care, Ltd.......................... 166,021    557,423
*   Prime AET&D Holdings No.1, Ltd....................       4         --
    Prime Media Group, Ltd............................  58,679     27,833
    Programmed Maintenance Services, Ltd..............  42,831     74,523
*   Qantas Airways, Ltd............................... 356,412    973,932
    QBE Insurance Group, Ltd.......................... 129,149  1,373,775
    Qube Holdings, Ltd................................ 130,428    232,164
    Ramsay Health Care, Ltd...........................   8,906    434,408
    RCG Corp., Ltd....................................   4,861      4,368
    RCR Tomlinson, Ltd................................  48,729     65,918
    REA Group, Ltd....................................   4,246    134,210
    Recall Holdings, Ltd..............................   5,744     30,120
    Reckon, Ltd.......................................   7,215     11,166
*   Redflex Holdings, Ltd.............................   4,333      1,221
    Reece Australia, Ltd..............................     591     14,261
*   Regis Resources, Ltd.............................. 105,136     99,427
    Reject Shop, Ltd. (The)...........................  10,302     47,723
*   Resolute Mining, Ltd.............................. 241,826     42,176
    Retail Food Group, Ltd............................  35,812    139,441
    Ridley Corp., Ltd.................................  50,890     50,214
    Rio Tinto, Ltd....................................  53,914  2,071,224
    Ruralco Holdings, Ltd.............................   2,394      6,683
    SAI Global, Ltd...................................  83,862    274,623
    Salmat, Ltd.......................................  11,000      6,998
*   Samson Oil & Gas, Ltd. Sponsored ADR..............   1,270        838
    Sandfire Resources NL.............................  36,295    159,106
    Santos, Ltd....................................... 130,744    704,926
*   Saracen Mineral Holdings, Ltd..................... 276,863     77,471
    Sedgman, Ltd......................................  11,987      6,716
    Seek, Ltd.........................................  20,696    227,299
    Select Harvests, Ltd..............................  14,269    137,461
*   Senex Energy, Ltd................................. 190,124     32,521
    Servcorp, Ltd.....................................   9,992     43,990
    Seven Group Holdings, Ltd.........................  32,694    132,086
    Seven West Media, Ltd............................. 435,437    287,448
    Sigma Pharmaceuticals, Ltd........................ 417,406    264,825
    Silver Chef, Ltd..................................   6,405     39,244
    Sims Metal Management, Ltd........................  67,033    461,206
    Sirtex Medical, Ltd...............................  10,141    228,174

                                     1519

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    Skilled Group, Ltd................................  61,142 $   68,770
    Slater & Gordon, Ltd.............................. 101,180    252,168
    SMS Management & Technology, Ltd..................  19,539     50,957
    Sonic Healthcare, Ltd.............................  39,531    596,451
*   South32, Ltd...................................... 328,023    427,987
*   South32, Ltd. ADR.................................  47,819    304,607
    Southern Cross Media Group, Ltd................... 211,419    148,914
    Spark Infrastructure Group........................ 278,048    392,642
    Specialty Fashion Group, Ltd......................   8,094      3,544
    Steadfast Group, Ltd..............................  35,271     41,935
    STW Communications Group, Ltd..................... 136,482     75,270
    Suncorp Group, Ltd................................ 179,348  1,867,000
*   Sundance Energy Australia, Ltd.................... 103,037     37,574
    Sunland Group, Ltd................................  21,844     26,394
    Super Retail Group, Ltd...........................  44,252    297,827
    Sydney Airport....................................  73,615    301,431
    Tabcorp Holdings, Ltd............................. 283,898  1,003,075
*   Tap Oil, Ltd......................................  49,618     12,867
    Tassal Group, Ltd.................................  47,886    131,537
    Tatts Group, Ltd.................................. 385,640  1,119,946
    Technology One, Ltd...............................  52,967    154,140
    Telstra Corp., Ltd................................ 114,821    543,687
    Telstra Corp., Ltd. ADR...........................     600     14,148
*   Ten Network Holdings, Ltd......................... 615,560     94,107
    TFS Corp., Ltd....................................  45,428     48,700
    Thorn Group, Ltd..................................   5,639     10,653
*   Tiger Resources, Ltd.............................. 140,253      7,585
    Tox Free Solutions, Ltd...........................  41,675     88,173
    TPG Telecom, Ltd..................................  80,192    557,058
*   Transfield Services, Ltd.......................... 168,601    158,557
    Transpacific Industries Group, Ltd................ 210,161    108,710
    Transurban Group..................................  91,172    663,586
    Treasury Group, Ltd...............................   3,721     21,986
    Treasury Wine Estates, Ltd........................ 199,071    836,514
*   Troy Resources, Ltd............................... 110,021     23,985
    UGL, Ltd..........................................  73,461    106,337
    UXC, Ltd..........................................  56,149     37,485
    Villa World, Ltd..................................   8,253     12,830
    Village Roadshow, Ltd.............................  16,637     77,975
*   Virgin Australia Holdings, Ltd.................... 312,963         --
*   Virgin Australia Holdings, Ltd. (B43DQC7)......... 255,702     82,238
    Virtus Health, Ltd................................  11,999     47,049
    Vision Eye Institute, Ltd.........................  15,998      9,940
    Vocus Communications, Ltd.........................  29,694    133,655
    Washington H Soul Pattinson & Co., Ltd............   9,507     95,181
    Watpac, Ltd.......................................  32,558     20,212
    Webjet, Ltd.......................................  13,416     40,702
    Wesfarmers, Ltd...................................  67,639  2,093,522
    Western Areas, Ltd................................  52,802    119,145
    Westpac Banking Corp.............................. 127,028  3,229,849
*   Whitehaven Coal, Ltd.............................. 221,391    193,278
    Woodside Petroleum, Ltd........................... 132,600  3,447,813
    Woolworths, Ltd...................................  63,180  1,318,106

                                     1520

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ ------------
AUSTRALIA -- (Continued)
    WorleyParsons, Ltd................................ 32,798 $    219,984
                                                              ------------
TOTAL AUSTRALIA.......................................         101,640,051
                                                              ------------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG............................    753       65,272
    AMAG Austria Metall AG............................    875       32,360
    Andritz AG........................................  9,077      506,255
    Atrium European Real Estate, Ltd.................. 24,278      112,881
    Austria Technologie & Systemtechnik AG............  6,539      110,817
    BUWOG AG..........................................  4,739       95,539
    CA Immobilien Anlagen AG..........................  3,820       68,700
*   Conwert Immobilien Invest SE...................... 14,245      172,953
    DO & CO AG........................................    897       93,633
*   Erste Group Bank AG............................... 30,864      928,725
    EVN AG............................................ 11,840      133,547
    Flughafen Wien AG.................................    569       49,103
*   IMMOFINANZ AG..................................... 51,917      127,515
*   Kapsch TrafficCom AG..............................    655       17,172
    Lenzing AG........................................  2,775      202,252
    Mayr Melnhof Karton AG............................  2,507      290,213
    Oesterreichische Post AG..........................  7,933      354,415
    OMV AG............................................ 58,965    1,567,014
    Palfinger AG......................................  1,737       53,385
    POLYTEC Holding AG................................  1,501       12,855
*   Raiffeisen Bank International AG.................. 20,712      303,565
    RHI AG............................................  6,143      152,412
    Rosenbauer International AG.......................    731       63,381
    S IMMO AG......................................... 12,131      108,072
    Schoeller-Bleckmann Oilfield Equipment AG.........  2,344      132,570
    Semperit AG Holding...............................  3,249      134,903
    Strabag SE........................................  6,439      156,093
    UNIQA Insurance Group AG.......................... 21,099      199,381
    Verbund AG........................................ 10,538      163,198
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................  6,529      225,181
    Voestalpine AG.................................... 22,396      960,266
    Wienerberger AG................................... 38,228      631,486
    Zumtobel Group AG.................................  4,824      150,312
                                                              ------------
TOTAL AUSTRIA.........................................           8,375,426
                                                              ------------
BELGIUM -- (1.3%)
*   Ablynx NV.........................................  6,382       93,398
    Ackermans & van Haaren NV.........................  9,241    1,413,100
    Ageas............................................. 52,812    2,174,415
*   AGFA-Gevaert NV................................... 72,890      219,598
    Anheuser-Busch InBev NV........................... 32,055    3,829,985
    Anheuser-Busch InBev NV Sponsored ADR............. 13,736    1,642,139
    Atenor Group......................................     67        3,046
    Banque Nationale de Belgique......................     55      187,847
    Barco NV..........................................  4,742      313,795
    Bekaert SA........................................ 14,654      428,436
    bpost SA..........................................  8,143      230,442
    Cie d'Entreprises CFE.............................  2,443      325,996

                                     1521

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
BELGIUM -- (Continued)
*   Cie Maritime Belge SA.............................   3,221 $    50,845
    Colruyt SA........................................  22,901   1,111,839
    D'ieteren SA......................................   8,187     299,509
    Deceuninck NV.....................................  18,601      48,523
    Delhaize Group....................................  21,713   1,965,895
    Delhaize Group Sponsored ADR......................  44,956   1,014,207
    Econocom Group SA.................................  27,693     256,053
    Elia System Operator SA...........................   6,629     277,976
    Euronav NV........................................  28,257     431,648
    EVS Broadcast Equipment SA........................   1,521      42,917
    Exmar NV..........................................  12,238     146,745
    Fagron............................................   5,029     236,199
*   Galapagos NV......................................   6,731     403,477
    Ion Beam Applications.............................   6,562     204,346
    Jensen-Group NV...................................     324       7,205
    KBC Groep NV......................................  28,808   2,008,791
    Kinepolis Group NV................................   7,850     317,014
    Lotus Bakeries....................................      44      65,222
    Melexis NV........................................   4,562     244,067
*   Mobistar SA.......................................  13,897     301,215
*   Nyrstar NV........................................ 104,334     306,721
    Picanol...........................................     274      16,900
    Proximus..........................................  50,144   1,890,241
*   RealDolmen........................................     455       9,846
    Recticel SA.......................................  17,931     106,563
    Resilux...........................................     440      80,992
*   Roularta Media Group NV...........................   1,508      24,308
    Sioen Industries NV...............................   4,172      76,207
    Sipef SA..........................................     565      29,156
    Solvay SA.........................................  18,891   2,527,282
*   Telenet Group Holding NV..........................   7,121     401,917
*   Tessenderlo Chemie NV.............................  15,206     596,120
*   ThromboGenics NV..................................   3,244      17,942
    UCB SA............................................  13,981   1,081,807
    Umicore SA........................................  26,166   1,146,284
    Van de Velde NV...................................   2,567     160,106
*   Viohalco SA.......................................  20,959      54,356
                                                               -----------
TOTAL BELGIUM.........................................          28,822,638
                                                               -----------
BRAZIL -- (1.1%)
    AES Tiete SA......................................  14,900      77,634
    Aliansce Shopping Centers SA......................  19,156      77,599
    Alupar Investimento SA............................   7,100      34,111
    AMBEV SA..........................................  24,800     140,951
    AMBEV SA ADR...................................... 107,421     610,151
    Arezzo Industria e Comercio SA....................  17,650     110,417
*   B2W Cia Digital...................................  17,326      91,087
    Banco Alfa de Investimento SA.....................  14,300      23,806
    Banco Bradesco SA.................................  78,254     632,166
    Banco do Brasil SA................................ 108,484     698,629
    Banco Santander Brasil SA.........................   3,800      17,757
    BB Seguridade Participacoes SA....................  13,800     129,981
    Bematech SA.......................................  15,700      37,829

                                     1522

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
BRAZIL -- (Continued)
    BM&FBovespa SA......................................... 445,515 $1,358,424
    BR Malls Participacoes SA..............................  93,100    349,402
    Brasil Brokers Participacoes SA........................  61,000     37,057
    Brasil Insurance Participacoes e Administracao SA......  10,700      2,938
    Braskem SA Sponsored ADR...............................  23,556    170,781
    BRF SA.................................................   9,416    197,645
    BRF SA ADR.............................................  12,343    258,092
    CCR SA.................................................  57,962    257,650
*   Centrais Eletricas Brasileiras SA......................  52,300     88,441
    CETIP SA - Mercados Organizados........................  66,833    692,153
    Cia Brasileira de Distribuicao ADR.....................   7,747    168,420
    Cia de Saneamento Basico do Estado de Sao Paulo........  23,700    120,924
    Cia de Saneamento Basico do Estado de Sao Paulo ADR....  25,800    130,548
    Cia de Saneamento de Minas Gerais-COPASA...............  13,200     46,031
    Cia Energetica de Minas Gerais.........................   7,639     21,997
    Cia Energetica de Minas Gerais Sponsored ADR...........  14,963     41,150
    Cia Hering.............................................  83,599    288,841
    Cia Paranaense de Energia..............................   5,900     40,649
    Cia Paranaense de Energia Sponsored ADR................   7,845     79,705
*   Cia Providencia Industria e Comercio SA................   1,300      3,480
#   Cia Siderurgica Nacional SA Sponsored ADR.............. 222,689    278,361
    Cielo SA...............................................  24,823    317,037
    Contax Participacoes SA................................   6,800      8,838
    Cosan Logistica SA.....................................  29,400     15,456
    Cosan SA Industria e Comercio..........................  29,400    178,601
    CPFL Energia SA........................................  28,584    160,954
    Cyrela Brazil Realty SA Empreendimentos e
       Participacoes....................................... 121,500    330,014
    Cyrela Commercial Properties SA Empreendimentos e
       Participacoes.......................................     300        859
    Direcional Engenharia SA...............................  19,404     21,365
    Duratex SA.............................................  92,506    188,041
    EcoRodovias Infraestrutura e Logistica SA..............  44,820     90,846
    EDP - Energias do Brasil SA............................  51,600    196,668
    Embraer SA.............................................  44,200    308,527
    Embraer SA ADR.........................................  30,346    845,136
    Equatorial Energia SA..................................  39,532    404,101
    Estacio Participacoes SA...............................  40,752    169,009
    Eternit SA.............................................  53,144     43,615
    Even Construtora e Incorporadora SA.................... 102,300     87,243
    Ez Tec Empreendimentos e Participacoes SA..............  18,625     75,339
    Fibria Celulose SA.....................................  25,683    341,595
    Fibria Celulose SA Sponsored ADR.......................  45,289    603,249
    Fleury SA..............................................  27,300    143,200
*   Gafisa SA..............................................  86,400     64,347
*   Gafisa SA ADR..........................................  54,377     79,390
*   General Shopping Brasil SA.............................   6,700      7,044
    Gerdau SA..............................................  12,800     18,841
    Gerdau SA Sponsored ADR................................ 239,916    415,055
    Grendene SA............................................  26,900    140,394
    Guararapes Confeccoes SA...............................   4,700     88,538
    Helbor Empreendimentos SA..............................  52,475     33,410
*   Hypermarcas SA.........................................  79,798    472,176
    Iguatemi Empresa de Shopping Centers SA................  17,900    125,103
*   International Meal Co. Alimentacao SA..................  11,500     27,205

                                     1523

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
BRAZIL -- (Continued)
    Iochpe-Maxion SA......................................  47,137 $  167,956
    Itau Unibanco Holding SA..............................  30,518    254,023
    JBS SA................................................ 156,433    704,050
    JHSF Participacoes SA.................................  23,200     13,281
    JSL SA................................................  23,100     69,692
    Kepler Weber SA.......................................   4,800     33,547
    Klabin SA............................................. 172,955  1,072,397
    Kroton Educacional SA................................. 269,020    754,273
    Light SA..............................................  14,507     59,698
    Linx SA...............................................   5,100     75,175
    Localiza Rent a Car SA................................  33,571    275,514
*   Log-in Logistica Intermodal SA........................  15,500     12,630
    Lojas Americanas SA...................................  28,578    111,426
    Lojas Renner SA.......................................  17,712    563,285
    LPS Brasil Consultoria de Imoveis SA..................   4,600      6,449
    M Dias Branco SA......................................   6,316    142,592
*   Magnesita Refratarios SA..............................  28,938     22,650
    Mahle-Metal Leve SA...................................   9,900     59,707
*   Marfrig Global Foods SA............................... 114,300    177,261
    Marisa Lojas SA.......................................  17,600     43,435
*   Mills Estruturas e Servicos de Engenharia SA..........  33,057     59,666
*   Minerva SA............................................  35,600    117,490
    MRV Engenharia e Participacoes SA..................... 159,837    359,452
    Multiplan Empreendimentos Imobiliarios SA.............   9,675    131,818
    Multiplus SA..........................................  11,200    134,932
    Natura Cosmeticos SA..................................  22,996    170,995
    Odontoprev SA.........................................  52,600    170,830
*   Oi SA.................................................   5,010      7,316
*   Paranapanema SA.......................................  51,280     41,186
*   Petroleo Brasileiro SA................................ 153,706    519,843
*   Petroleo Brasileiro SA ADR............................  19,287    131,152
    Porto Seguro SA.......................................  41,477    471,590
    Portobello SA.........................................   9,400      7,550
*   Profarma Distribuidora de Produtos Farmaceuticos SA...   2,000      5,812
    QGEP Participacoes SA.................................  36,600     67,985
    Qualicorp SA..........................................  57,926    344,279
    Raia Drogasil SA......................................  26,050    331,032
    Restoque Comercio e Confeccoes de Roupas SA...........  25,600     40,524
    Rodobens Negocios Imobiliarios SA.....................   6,300      8,740
*   Rumo Logistica Operadora Multimodal SA................ 249,924     66,423
    Santos Brasil Participacoes SA........................  17,850     66,417
    Sao Martinho SA.......................................  16,000    157,946
    SLC Agricola SA.......................................  34,600    177,853
    Smiles SA.............................................   8,000    129,231
    Somos Educado SA......................................  12,447     46,350
    Sonae Sierra Brasil SA................................   5,937     29,998
    Souza Cruz SA.........................................  26,100    185,157
    Sul America SA........................................  71,878    362,753
*   T4F Entretenimento SA.................................  13,800     13,703
    Tecnisa SA............................................  29,500     27,743
*   Tegma Gestao Logistica................................   8,250     22,384
    Telefonica Brasil SA ADR..............................  12,260    159,625
    Tempo Participacoes SA................................  15,600     19,364

                                     1524

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
BRAZIL -- (Continued)
    Tim Participacoes SA..............................  23,400 $    64,173
    Tim Participacoes SA ADR..........................   6,220      84,654
    Totvs SA..........................................  33,900     347,124
    Tractebel Energia SA..............................  13,700     145,044
    Transmissora Alianca de Energia Eletrica SA.......  70,833     433,403
    Ultrapar Participacoes SA.........................   2,500      51,308
    Ultrapar Participacoes SA Sponsored ADR...........  28,612     586,546
    Usinas Siderurgicas de Minas Gerais SA............  23,560      66,539
    Vale SA...........................................  36,611     191,077
#   Vale SA Sponsored ADR.............................  78,960     415,330
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A................  23,412     339,834
*   Vanguarda Agro SA.................................  42,212       9,986
    WEG SA............................................  57,532     315,893
                                                               -----------
TOTAL BRAZIL..........................................          25,573,094
                                                               -----------
CANADA -- (5.7%)
*   5N Plus, Inc......................................  20,100      14,754
    Absolute Software Corp............................  10,380      60,557
*   Advantage Oil & Gas, Ltd..........................  64,563     352,471
    Aecon Group, Inc..................................  24,581     206,369
    Ag Growth International, Inc......................   2,000      69,182
    AGF Management, Ltd. Class B......................  22,706     103,647
    Agnico Eagle Mines, Ltd.(008474108)...............   3,806      84,227
    Agnico Eagle Mines, Ltd.(2009823).................  19,829     438,785
    Agrium, Inc.(008916108)...........................   9,921   1,014,521
    Agrium, Inc.(2213538).............................  10,637   1,088,222
    AGT Food & Ingredients, Inc.......................   5,018     117,215
    Aimia, Inc........................................  19,730     213,314
*   Air Canada........................................  10,733      96,592
    AirBoss of America Corp...........................   7,093     130,813
*   Alacer Gold Corp..................................  77,902     159,634
*   Alamos Gold, Inc. Class A(011532108)..............  30,824     100,178
*   Alamos Gold, Inc. Class A(BZ3DNP6)................  66,374     215,689
    Alaris Royalty Corp...............................     599      13,736
*   Alexco Resource Corp..............................   8,500       2,762
    Algoma Central Corp...............................   3,600      48,171
    Algonquin Power & Utilities Corp..................  46,726     342,268
    Alimentation Couche Tard, Inc. Class B............  32,955   1,470,798
    AltaGas, Ltd......................................  15,003     410,680
*   Alterra Power Corp................................  20,706       6,808
    Altus Group, Ltd..................................   8,555     108,716
*   Amaya, Inc........................................   2,097      51,405
*   Americas Silver Corp..............................  21,755       3,077
*   Amerigo Resources, Ltd............................  42,500       8,774
    Amica Mature Lifestyles, Inc......................   2,600      16,898
    ARC Resources, Ltd................................  72,989   1,092,170
*   Argonaut Gold, Inc................................  52,269      51,955
    Arsenal Energy, Inc...............................   5,800      10,643
    Atco, Ltd. Class I................................  10,200     306,113
*   Athabasca Oil Corp................................ 101,460     117,142
*   ATS Automation Tooling Systems, Inc...............  19,657     242,735
*   AuRico Metals, Inc.(05157J108)....................  13,553       5,664

                                     1525

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
*   AuRico Metals, Inc.(BYR52G5)......................  29,187 $   11,605
    AutoCanada, Inc...................................   4,011    102,955
#*  Avigilon Corp.....................................   5,838     71,109
*   B2Gold Corp....................................... 333,814    362,439
    Badger Daylighting, Ltd...........................   7,590    141,429
    Bank of Montreal(063671101).......................     800     44,696
    Bank of Montreal(2076009).........................  43,584  2,432,053
    Bank of Nova Scotia (The)(064149107)..............  16,411    805,944
    Bank of Nova Scotia (The)(2076281)................  46,481  2,281,313
*   Bankers Petroleum, Ltd............................ 106,109    206,888
    Barrick Gold Corp.(067901108)..................... 122,464    864,596
    Barrick Gold Corp.(2024644).......................  11,095     78,471
    Baytex Energy Corp.(07317Q105)....................  22,889    195,243
    Baytex Energy Corp.(B4VGVM3)......................   1,522     13,104
    BCE, Inc..........................................  24,197    995,934
*   Bellatrix Exploration, Ltd.(078314101)............   8,926     17,406
*   Bellatrix Exploration, Ltd.(B580BW5)..............  49,851     97,579
*   Birchcliff Energy, Ltd............................  30,086    136,185
    Bird Construction, Inc............................   7,616     63,823
    Black Diamond Group, Ltd..........................  10,016    106,068
#*  BlackBerry, Ltd................................... 110,941    858,129
*   BlackPearl Resources, Inc.........................  53,132     38,594
    Bombardier, Inc. Class B..........................  84,005    104,697
    Bonavista Energy Corp.............................  68,405    256,287
    Bonterra Energy Corp..............................  10,650    196,250
    Boralex, Inc. Class A.............................   7,900     83,902
*   Boulder Energy, Ltd...............................  17,747     73,274
    Brookfield Asset Management, Inc. Class A.........  21,708    757,875
*   BRP, Inc..........................................   6,448    138,786
    CAE, Inc.(124765108)..............................   3,000     34,110
    CAE, Inc.(2162760)................................  26,952    305,409
    Calfrac Well Services, Ltd........................  21,241     96,797
    Calian Technologies, Ltd..........................   1,800     25,957
    Cameco Corp.......................................  37,775    518,744
    Canaccord Genuity Group, Inc......................  38,015    205,212
*   Canacol Energy, Ltd...............................  33,384     63,815
    Canadian Energy Services & Technology Corp........  25,217    124,364
    Canadian Imperial Bank of Commerce................  18,470  1,319,881
    Canadian National Railway Co.(136375102)..........   4,036    251,967
    Canadian National Railway Co.(2180632)............  13,000    811,003
    Canadian Natural Resources, Ltd.(136385101).......  84,975  2,071,690
    Canadian Natural Resources, Ltd.(2171573).........  41,220  1,006,035
    Canadian Oil Sands, Ltd........................... 100,832    575,148
    Canadian Pacific Railway, Ltd.....................   9,072  1,460,427
    Canadian Tire Corp., Ltd. Class A.................  11,243  1,120,904
    Canadian Utilities, Ltd. Class A..................  18,114    508,857
    Canadian Western Bank.............................  36,776    691,738
    Canam Group, Inc. Class A.........................  16,666    181,334
    CanElson Drilling, Inc............................  27,256     74,608
    Canexus Corp......................................  66,064     58,596
*   Canfor Corp.......................................  19,304    351,143
    Canfor Pulp Products, Inc.........................  15,606    149,396
    Canyon Services Group, Inc........................  19,100     80,615

                                     1526

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CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Capital Power Corp................................  18,713 $  313,207
    Capstone Infrastructure Corp......................  29,693     69,927
*   Capstone Mining Corp..............................  78,959     55,543
    Cascades, Inc.....................................  30,187    176,111
    Cathedral Energy Services, Ltd....................     416        614
    CCL Industries, Inc. Class B......................   5,735    802,334
*   Celestica, Inc.(15101Q108)........................  50,381    674,098
*   Celestica, Inc.(2263362)..........................   2,164     28,989
    Cenovus Energy, Inc.(15135U109)...................  48,181    702,479
    Cenovus Energy, Inc.(B57FG04).....................  20,320    296,134
    Centerra Gold, Inc................................  59,298    296,524
*   Cequence Energy, Ltd..............................  42,205     20,653
    Cervus Equipment Corp.............................     815      8,793
*   CGI Group, Inc. Class A...........................  27,460  1,025,879
*   China Gold International Resources Corp., Ltd.....  29,053     39,764
    CI Financial Corp.................................   7,852    198,424
    Cineplex, Inc.....................................   8,595    313,083
*   Claude Resources, Inc.............................  32,900     16,351
    Clearwater Seafoods, Inc..........................   2,100     18,369
    Cogeco Cable, Inc.................................   7,351    411,377
    Cogeco, Inc.......................................   2,360    105,436
*   Colliers International Group, Inc.(194693107).....   3,783    157,184
    Colliers International Group, Inc.(BYL7SB4).......   2,200     91,660
    COM DEV International, Ltd........................  25,528    101,304
    Computer Modelling Group, Ltd.....................  17,124    171,391
    Constellation Software, Inc.......................   2,091    929,738
#*  Copper Mountain Mining Corp.......................  31,221     18,859
    Corby Spirit and Wine, Ltd........................   1,600     24,211
*   Corridor Resources, Inc...........................  15,700      8,523
    Corus Entertainment, Inc. Class B.................  31,540    338,829
    Cott Corp.(22163N106).............................   8,004     89,965
    Cott Corp.(2228952)...............................  26,799    301,831
    Crescent Point Energy Corp.(22576C101)............  68,156  1,034,608
    Crescent Point Energy Corp.(B67C8W8)..............  20,291    307,348
*   Crew Energy, Inc..................................  40,942    150,263
*   Delphi Energy Corp................................  68,100     52,591
*   Denison Mines Corp................................ 103,818     53,979
*   Descartes Systems Group, Inc. (The)...............   9,700    163,614
*   Detour Gold Corp..................................  42,963    416,868
    DH Corp...........................................  16,898    556,871
    DHX Media, Ltd....................................   3,051     21,089
    DirectCash Payments, Inc..........................   3,427     35,532
    Dollarama, Inc....................................  13,114    780,613
*   Dominion Diamond Corp.(257287102).................  12,716    158,314
    Dominion Diamond Corp.(B95LX89)...................  20,000    248,958
    Dorel Industries, Inc. Class B....................  10,793    275,220
*   DragonWave, Inc...................................   9,100      1,948
*   Dundee Precious Metals, Inc.......................  28,720     44,798
    E-L Financial Corp., Ltd..........................     184    101,296
    Eldorado Gold Corp.(284902103)....................  22,591     77,713
    Eldorado Gold Corp.(2307873)...................... 138,361    476,067
    Emera, Inc........................................   5,459    182,071
    Empire Co., Ltd...................................   7,212    487,472

                                     1527

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CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Enbridge Income Fund Holdings, Inc................  13,325 $  351,299
    Enbridge, Inc.(29250N105).........................   4,298    187,221
    Enbridge, Inc.(2466149)...........................  16,509    719,638
    Encana Corp.(292505104)...........................  88,286    670,091
    Encana Corp.(2793193).............................  46,332    352,135
*   Endeavour Mining Corp............................. 189,194     73,777
*   Endeavour Silver Corp.(29258Y103).................   2,098      2,874
*   Endeavour Silver Corp.(2980003)...................  32,540     45,034
    EnerCare, Inc.....................................  22,444    229,957
    Enerflex, Ltd.....................................  26,907    250,790
    Enerplus Corp.(292766102).........................  42,278    263,392
    Enerplus Corp.(B584T89)...........................  25,950    164,885
    Enghouse Systems, Ltd.............................   3,722    150,405
    Ensign Energy Services, Inc.......................  47,981    371,639
*   Epsilon Energy, Ltd...............................  14,800     35,646
    Equitable Group, Inc..............................   4,200    172,644
*   Essential Energy Services Trust...................  38,149     28,294
    Evertz Technologies, Ltd..........................   4,665     55,858
    Exchange Income Corp..............................     857     14,678
    Exco Technologies, Ltd............................   8,490    112,953
*   EXFO, Inc.........................................      33         99
    Extendicare, Inc..................................  20,535    135,503
    Fairfax Financial Holdings, Ltd...................   4,315  2,081,006
    Fiera Capital Corp................................   3,600     34,600
    Finning International, Inc........................  55,369    962,718
    First Capital Realty, Inc.........................  15,000    212,295
#*  First Majestic Silver Corp.(32076V103)............   9,100     27,937
*   First Majestic Silver Corp.(2833583)..............  38,573    118,269
    First National Financial Corp.....................     800     11,243
    First Quantum Minerals, Ltd.......................  75,842    605,991
    FirstService Corp.(BYL7ZF7).......................   2,200     65,772
*   FirstService Corp.(33767E103).....................   3,783    112,506
    Fortis, Inc.......................................  13,429    384,536
#*  Fortress Paper, Ltd. Class A......................   1,649      6,342
*   Fortuna Silver Mines, Inc.........................  39,240    109,213
    Gamehost, Inc.....................................   1,925     16,529
*   Genesis Land Development Corp.....................  12,700     31,511
    Genworth MI Canada, Inc...........................  15,359    363,468
    George Weston, Ltd................................  11,061    928,960
    Gibson Energy, Inc................................  39,531    582,756
    Gildan Activewear, Inc............................  21,696    699,726
    Glacier Media, Inc................................   1,400      1,285
*   GLG Life Tech Corp................................   2,421        555
    Gluskin Sheff + Associates, Inc...................   5,675    104,010
    GMP Capital, Inc..................................   9,669     38,000
    Goldcorp, Inc.(380956409).........................  28,491    378,360
    Goldcorp, Inc.(2676302)...........................  26,116    348,453
*   Golden Star Resources, Ltd........................  84,300     19,337
*   Gran Tierra Energy, Inc.(38500T101)...............     444        977
*   Gran Tierra Energy, Inc.(B2PPCS5).................  84,174    186,002
    Granite Oil Corp..................................  19,930     67,050
*   Great Canadian Gaming Corp........................  11,000    185,962
    Great-West Lifeco, Inc............................  14,700    416,323

                                     1528

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CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
*   Heroux-Devtek, Inc................................   6,091 $   53,093
    High Liner Foods, Inc.............................   3,686     67,218
    HNZ Group, Inc....................................     700     10,416
    Home Capital Group, Inc...........................  20,900    508,657
    Horizon North Logistics, Inc......................  39,214     89,951
    HudBay Minerals, Inc.(B05BQ98)....................  37,299    240,206
    HudBay Minerals, Inc.(B05BDX1)....................  31,534    203,258
    Hudson's Bay Co...................................  21,728    440,258
    Husky Energy, Inc.................................  47,324    864,088
*   IAMGOLD Corp.(450913108)..........................  35,221     53,536
*   IAMGOLD Corp.(2446646)............................  95,776    145,731
    IGM Financial, Inc................................   4,783    141,239
*   IMAX Corp.........................................  11,043    413,119
*   Imperial Metals Corp..............................   9,500     58,111
    Imperial Oil, Ltd.(453038408).....................  22,073    817,142
    Imperial Oil, Ltd.(2454241).......................   5,500    203,498
*   Indigo Books & Music, Inc.........................   1,800     15,483
    Industrial Alliance Insurance & Financial
      Services, Inc...................................  25,405    855,672
    Innergex Renewable Energy, Inc....................  23,110    189,601
    Intact Financial Corp.............................   7,700    531,055
    Inter Pipeline, Ltd...............................   7,709    161,271
*   Interfor Corp.....................................  21,928    270,946
    Intertape Polymer Group, Inc......................  12,470    184,020
*   Ithaca Energy, Inc................................ 115,474     66,220
    Jean Coutu Group PJC, Inc. (The) Class A..........  14,900    234,804
    Just Energy Group, Inc............................  24,526    132,021
    K-Bro Linen, Inc..................................   1,229     47,079
*   Katanga Mining, Ltd...............................  78,989     13,589
*   Kelt Exploration, Ltd.............................  10,095     55,654
    Keyera Corp.......................................  15,544    510,824
    Killam Properties, Inc............................  12,682     96,968
*   Kinross Gold Corp.(496902404).....................   7,412     13,490
*   Kinross Gold Corp.(B03Z841)....................... 271,884    498,927
*   Kirkland Lake Gold, Inc...........................  14,533     53,116
*   Lake Shore Gold Corp.............................. 174,976    147,168
    Laurentian Bank of Canada.........................  13,127    496,635
    Leon's Furniture, Ltd.............................   4,744     53,322
*   Leucrotta Exploration, Inc........................  18,390     13,780
    Lightstream Resources, Ltd........................  52,634     27,366
    Linamar Corp......................................  14,854    906,448
    Liquor Stores N.A., Ltd...........................  12,291    123,770
    Loblaw Cos., Ltd..................................  15,350    837,048
    Long Run Exploration, Ltd.........................  34,503     15,037
    Lucara Diamond Corp...............................  79,714    121,901
*   Lundin Mining Corp................................ 114,619    413,657
    MacDonald Dettwiler & Associates, Ltd.............   5,145    305,037
    Magellan Aerospace Corp...........................   3,500     49,295
    Magna International, Inc..........................  50,544  2,746,230
*   Mainstreet Equity Corp............................   1,610     42,347
    Major Drilling Group International, Inc...........  29,897    104,697
    Mandalay Resources Corp...........................  88,385     54,064
    Manitoba Telecom Services, Inc....................  11,911    264,203
    Manulife Financial Corp.(2492519)................. 119,013  2,108,446

                                     1529

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CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Manulife Financial Corp.(56501R106)...............   5,703 $  101,114
    Maple Leaf Foods, Inc.............................  32,044    555,934
    Martinrea International, Inc......................  38,841    400,928
    McCoy Global, Inc.................................     700      2,275
    Medical Facilities Corp...........................   9,342    101,645
*   MEG Energy Corp...................................  35,941    385,283
*   Mercator Minerals, Ltd............................  15,420         --
    Methanex Corp.....................................  18,500    833,727
    Metro, Inc........................................  77,748  2,115,725
*   Migao Corp........................................  10,424      5,739
*   Mitel Networks Corp...............................  11,077    104,769
*   Mood Media Corp...................................   8,100      3,592
    Morneau Shepell, Inc..............................   8,975    113,230
    MTY Food Group, Inc...............................   1,200     34,068
    Mullen Group, Ltd.................................  32,938    480,779
    National Bank of Canada...........................  49,891  1,744,859
    Nevsun Resources, Ltd.(64156L101).................  11,137     35,638
    Nevsun Resources, Ltd.(2631486)...................  64,102    205,856
    New Flyer Industries, Inc.........................  11,365    141,644
*   New Gold, Inc..................................... 121,821    269,192
    Newalta Corp......................................  18,260    180,247
    Norbord, Inc......................................   8,805    170,809
    North West Co., Inc. (The)........................   9,620    202,352
    Northland Power, Inc..............................  21,367    261,237
*   NuVista Energy, Ltd...............................  52,069    209,813
    OceanaGold Corp................................... 119,198    205,977
    Onex Corp.........................................  13,600    780,322
    Open Text Corp....................................   9,200    417,565
    Osisko Gold Royalties, Ltd........................   9,698    107,148
    Pacific Rubiales Energy Corp......................  80,115    223,587
*   Painted Pony Petroleum, Ltd.......................  35,252    189,757
    Pan American Silver Corp.(697900108)..............  37,096    231,479
    Pan American Silver Corp.(2669272)................  22,617    140,942
*   Paramount Resources, Ltd. Class A.................   3,700     55,733
*   Parex Resources, Inc..............................  37,633    248,901
    Parkland Fuel Corp................................  15,022    273,597
    Pason Systems, Inc................................  14,630    221,601
    Pembina Pipeline Corp.............................  21,484    625,374
    Pengrowth Energy Corp............................. 171,962    274,803
    Penn West Petroleum, Ltd.(707887105)..............  26,052     35,170
    Penn West Petroleum, Ltd.(B63FY34)................  54,214     74,200
*   Performance Sports Group, Ltd.....................   4,400     72,299
*   Perpetual Energy, Inc.............................  13,463      8,750
    Peyto Exploration & Development Corp..............  14,831    320,921
    PHX Energy Services Corp..........................   8,919     31,097
    Pizza Pizza Royalty Corp..........................   5,300     56,167
    Potash Corp. of Saskatchewan, Inc.(73755L107).....   6,016    163,515
    Potash Corp. of Saskatchewan, Inc.(2696980).......  10,800    293,813
    Precision Drilling Corp.(74022D308)...............  24,082    122,577
    Precision Drilling Corp.(B5YPLH9).................  84,499    429,650
    Premium Brands Holdings Corp......................   3,200     82,480
#*  Primero Mining Corp...............................  57,254    148,404
    Progressive Waste Solutions, Ltd.(74339G101)......   4,548    123,751

                                     1530

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Progressive Waste Solutions, Ltd.(B3DJGB7)........  23,419 $  637,471
    Pulse Seismic, Inc................................  22,820     43,796
    Quebecor, Inc. Class B............................  18,000    425,691
*   Questerre Energy Corp. Class A....................  32,700      6,001
    Reitmans Canada, Ltd..............................   2,400     10,625
    Reitmans Canada, Ltd. Class A.....................  14,404     64,869
    Richelieu Hardware, Ltd...........................   2,868    149,118
*   Richmont Mines, Inc...............................   8,700     22,883
    Ritchie Bros Auctioneers, Inc.(767744105).........   2,595     70,117
    Ritchie Bros Auctioneers, Inc.(2345390)...........   7,600    205,595
*   RMP Energy, Inc...................................  31,901     44,881
*   Rock Energy, Inc..................................  21,532     42,970
    Rocky Mountain Dealerships, Inc...................   3,991     26,305
    Rogers Communications, Inc. Class B(775109200)....   4,474    156,948
    Rogers Communications, Inc. Class B(2169051)......   4,600    161,300
    Rogers Sugar, Inc.................................  21,981     76,472
    RONA, Inc.........................................  43,256    507,026
    Royal Bank of Canada..............................  55,774  3,252,151
    Russel Metals, Inc................................  22,075    327,450
#*  Sandstorm Gold, Ltd...............................  23,845     60,713
*   Sandvine Corp.....................................  45,000    120,771
    Saputo, Inc.......................................  14,340    328,608
    Savanna Energy Services Corp......................   7,687      6,348
    Secure Energy Services, Inc.......................  22,537    186,624
*   SEMAFO, Inc.......................................  88,914    193,757
    Shaw Communications, Inc. Class B(82028K200)......  21,978    465,934
    Shaw Communications, Inc. Class B(2801836)........  10,510    223,001
    ShawCor, Ltd......................................  11,698    274,952
    Sherritt International Corp....................... 124,603    127,666
    Sienna Senior Living, Inc.........................   6,709     79,460
#*  Sierra Wireless, Inc.(826516106)..................   2,592     63,737
*   Sierra Wireless, Inc.(2418968)....................   7,200    176,993
*   Silver Standard Resources, Inc.(82823L106)........   7,287     41,900
*   Silver Standard Resources, Inc.(2218458)..........  24,408    140,343
    Silver Wheaton Corp.(B058ZX6).....................  10,400    136,138
    Silver Wheaton Corp.(828336107)...................   4,699     61,463
    SNC-Lavalin Group, Inc............................  27,206    890,953
*   Solium Capital, Inc...............................   3,571     21,843
    Sprott, Inc.......................................  55,097     88,469
    Stantec, Inc.(2854238)............................  16,542    460,016
    Stantec, Inc.(85472N109)..........................     700     19,509
    Stella-Jones, Inc.................................   4,406    149,545
    Strad Energy Services, Ltd........................     100        211
    Stuart Olson, Inc.................................   1,740      7,850
    Student Transportation, Inc.......................  11,697     53,304
    Sun Life Financial, Inc...........................  42,457  1,385,854
    Suncor Energy, Inc.(B3NB1P2)...................... 108,988  3,070,014
    Suncor Energy, Inc.(867224107)....................  85,563  2,409,454
*   SunOpta, Inc.(8676EP108)..........................   9,100     97,370
*   SunOpta, Inc.(2817510)............................   4,800     51,382
    Superior Plus Corp................................  48,729    420,653
    Surge Energy, Inc.................................  56,742    102,824
*   TAG Oil, Ltd......................................     436        403

                                     1531

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CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Tahoe Resources, Inc..............................   5,439 $   44,222
*   Taseko Mines, Ltd.................................  52,413     25,648
    Teck Resources, Ltd. Class A......................     200      1,728
    Teck Resources, Ltd. Class B(878742204)...........  12,699     93,211
    Teck Resources, Ltd. Class B(2879327).............  43,200    318,092
    TELUS Corp........................................  24,664    842,029
*   Tembec, Inc.......................................  11,264     15,675
*   Teranga Gold Corp.(B5TDK82)....................... 134,081     62,537
*   Teranga Gold Corp.(B4L8QT1).......................  13,832      5,716
*   Thompson Creek Metals Co., Inc.(884768102)........  11,912      6,790
*   Thompson Creek Metals Co., Inc.(2439806)..........  32,347     19,292
    Thomson Reuters Corp..............................  24,281    983,048
*   Timmins Gold Corp.................................  29,347      8,976
    TMX Group, Ltd....................................   3,176    119,526
    TORC Oil & Gas, Ltd...............................  43,520    234,927
    Toromont Industries, Ltd..........................  13,559    379,136
    Toronto-Dominion Bank (The).......................  92,478  3,731,364
    Torstar Corp. Class B.............................  16,400     54,798
    Total Energy Services, Inc........................  10,747    121,534
*   Tourmaline Oil Corp...............................  19,190    474,535
    TransAlta Corp.(89346D107)........................  33,238    210,397
    TransAlta Corp.(2901628)..........................  71,959    456,123
    TransAlta Renewables, Inc.........................   7,415     70,870
    TransCanada Corp..................................  35,211  1,368,487
    Transcontinental, Inc. Class A....................  23,808    267,780
    TransForce, Inc...................................  26,126    499,208
    TransGlobe Energy Corp.(893662106)................   1,119      3,312
    TransGlobe Energy Corp.(2470548)..................  26,687     78,968
    Trican Well Service, Ltd..........................  35,598     76,485
    Trilogy Energy Corp...............................   7,200     25,324
    Trinidad Drilling, Ltd............................  37,935     94,268
    Twin Butte Energy, Ltd............................  90,818     30,901
    Uni-Select, Inc...................................   6,457    290,351
*   Valeant Pharmaceuticals International, Inc........  16,415  4,208,646
    Valener, Inc......................................   9,034    117,152
    Veresen, Inc......................................  31,050    351,371
    Vermilion Energy, Inc.(923725105).................   2,616     88,133
    Vermilion Energy, Inc.(B607XS1)...................   3,800    127,843
    Wajax Corp........................................   6,684    103,389
*   Wesdome Gold Mines, Ltd...........................   7,360      5,459
    West Fraser Timber Co., Ltd.......................  12,954    570,022
    Western Energy Services Corp......................  21,399     85,737
    Western Forest Products, Inc...................... 101,625    149,191
    WesternOne, Inc...................................   5,790      2,568
#*  Westport Innovations, Inc.........................   7,700     30,851
    Westshore Terminals Investment Corp...............   7,037    155,445
    Whistler Blackcomb Holdings, Inc..................   7,903    125,206
    Whitecap Resources, Inc........................... 101,432    884,138
    Wi-LAN, Inc.......................................  38,668     81,011
    Winpak, Ltd.......................................   6,400    217,322
    WSP Global, Inc...................................  15,173    508,377
    Yamana Gold, Inc.(2219279)........................ 189,143    374,569
    Yamana Gold, Inc.(98462Y100)......................   8,700     17,052

                                     1532

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CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CANADA -- (Continued)
*   Yellow Pages, Ltd..................................      6,460 $     89,700
    Zargon Oil & Gas, Ltd..............................      5,615        8,930
    ZCL Composites, Inc................................      2,700       13,481
                                                                   ------------
TOTAL CANADA...........................................             128,497,719
                                                                   ------------
CHILE -- (0.3%)
    AES Gener SA.......................................    182,432       97,825
    Aguas Andinas SA Class A...........................    383,805      202,546
    Banco de Chile ADR.................................      2,110      131,493
    Banco de Credito e Inversiones.....................      4,845      212,991
    Banco Santander Chile..............................  1,227,899       61,918
    Banco Santander Chile ADR..........................      6,627      133,791
    Banmedica SA.......................................     34,214       64,558
*   Besalco SA.........................................     67,710       25,803
    CAP SA.............................................      5,896       15,811
    Cencosud SA........................................    127,409      269,326
    Cia Cervecerias Unidas SA ADR......................      8,000      168,800
*   Cia Sud Americana de Vapores SA....................    193,299        5,651
    Colbun SA..........................................    415,803      110,115
    Corpbanca SA....................................... 12,086,552      121,721
    Corpbanca SA ADR...................................      9,675      146,092
    Cristalerias de Chile SA...........................      2,000       13,815
    E.CL SA............................................     71,700       97,388
    Embotelladora Andina SA Class B ADR................      2,204       36,697
    Empresa Nacional de Electricidad SA Sponsored ADR..      7,303      300,518
    Empresa Nacional de Telecomunicaciones SA..........     43,084      443,647
*   Empresas AquaChile SA..............................     28,692       12,335
    Empresas CMPC SA...................................    144,035      378,243
    Empresas COPEC SA..................................     30,872      308,820
    Empresas Hites SA..................................     30,027       11,249
    Empresas Iansa SA..................................    500,604       18,902
*   Empresas La Polar SA...............................     88,819        2,487
    Enersis SA.........................................    368,503      110,973
    Enersis SA Sponsored ADR...........................     47,492      717,604
    Forus SA...........................................     17,454       50,884
    Gasco SA...........................................      1,627       11,652
    Grupo Security SA..................................    147,850       42,076
    Inversiones Aguas Metropolitanas SA................    200,457      291,257
    Inversiones La Construccion SA.....................      8,703       94,927
*   Latam Airlines Group SA............................     11,067       51,942
#*  Latam Airlines Group SA Sponsored ADR..............     23,984      148,701
    Masisa SA..........................................    586,512       17,114
*   Molibdenos y Metales SA............................      1,797       10,996
    Multiexport Foods SA...............................     68,000        9,432
    Parque Arauco SA...................................    146,384      269,888
    PAZ Corp. SA.......................................     30,769       15,873
    Ripley Corp. SA....................................    108,103       37,250
    SACI Falabella.....................................     26,143      170,070
    Salfacorp SA.......................................     22,708       13,908
    Sigdo Koppers SA...................................     78,916      103,868

                                     1533

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CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CHILE -- (Continued)
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................     5,679 $   76,723
    Socovesa SA.......................................   110,770     19,583
    Sonda SA..........................................    93,917    172,986
    Vina Concha y Toro SA.............................   106,813    167,261
    Vina Concha y Toro SA Sponsored ADR...............       800     25,564
                                                                 ----------
TOTAL CHILE...........................................            6,023,074
                                                                 ----------
CHINA -- (5.4%)
    361 Degrees International, Ltd....................   255,000     89,089
    AAC Technologies Holdings, Inc....................    93,500    530,068
    Agile Property Holdings, Ltd......................   574,749    330,375
    Agricultural Bank of China, Ltd. Class H.......... 2,792,000  1,259,483
    Air China, Ltd. Class H...........................   492,000    492,255
    Ajisen China Holdings, Ltd........................   141,000     64,869
#*  Alibaba Health Information Technology, Ltd........    94,000     87,185
#*  Aluminum Corp. of China, Ltd. ADR.................    15,900    137,058
#*  Aluminum Corp. of China, Ltd. Class H.............   598,000    207,338
    AMVIG Holdings, Ltd...............................   130,000     62,190
    Angang Steel Co., Ltd. Class H....................   346,000    175,695
    Anhui Conch Cement Co., Ltd. Class H..............    79,000    245,886
    Anhui Expressway Co., Ltd. Class H................   110,000     95,523
    Anta Sports Products, Ltd.........................   176,000    452,503
#*  Anton Oilfield Services Group.....................   338,000     57,870
    Anxin-China Holdings, Ltd.........................   816,000     30,394
#   Asia Cement China Holdings Corp...................   143,500     58,499
    Ausnutria Dairy Corp., Ltd........................    79,000     30,842
    AVIC International Holdings, Ltd..................   110,000     87,241
    AviChina Industry & Technology Co., Ltd. Class H..   456,000    381,624
    Bank of China, Ltd. Class H....................... 6,209,800  3,385,263
    Bank of Chongqing Co., Ltd. Class H...............   138,500    122,261
    Bank of Communications Co., Ltd. Class H..........   715,695    629,066
*   Baofeng Modern International Holdings Co., Ltd....   134,000     17,786
    Baoxin Auto Group, Ltd............................   209,500    103,933
    Baoye Group Co., Ltd. Class H.....................    87,040     54,784
    BBMG Corp. Class H................................   290,500    223,599
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   456,000    469,442
    Beijing Capital Land, Ltd. Class H................   436,000    210,032
    Beijing Enterprises Holdings, Ltd.................    54,500    401,034
    Beijing Enterprises Water Group, Ltd..............   367,000    273,946
    Beijing Jingneng Clean Energy Co., Ltd. Class H...   200,000     67,251
    Beijing North Star Co., Ltd. Class H..............   336,000    115,231
#*  Beijing Properties Holdings, Ltd..................   382,000     29,512
    Belle International Holdings, Ltd.................   763,000    795,235
    Besunyen Holdings Co., Ltd........................   170,000     24,683
#   Biostime International Holdings, Ltd..............    39,500     73,902
    Bloomage Biotechnology Corp., Ltd.................    15,000     27,109
#   Boer Power Holdings, Ltd..........................    43,000     81,328
    Bolina Holding Co., Ltd...........................    70,000     22,923
#   Bosideng International Holdings, Ltd.............. 1,138,000    111,382
    Bracell, Ltd......................................   194,000     21,219
    Brilliance China Automotive Holdings, Ltd.........   166,000    220,318
    Byd Co., Ltd. Class H.............................    27,000    118,716
*   BYD Electronic International Co., Ltd.............   245,500    204,044

                                     1534

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CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    C C Land Holdings, Ltd................................   580,883 $  146,687
    Cabbeen Fashion, Ltd..................................    40,000     33,417
    Carrianna Group Holdings Co., Ltd.....................    26,000      2,850
    CECEP COSTIN New Materials Group, Ltd.................    40,000     22,593
    Central China Real Estate, Ltd........................   203,696     45,966
    Century Sunshine Group Holdings, Ltd..................   155,000     11,202
    Changshouhua Food Co., Ltd............................    87,000     56,037
#*  Chaoda Modern Agriculture Holdings, Ltd...............   547,200     25,305
#*  Chaowei Power Holdings, Ltd...........................   193,000    104,446
*   Chia Tai Enterprises International, Ltd...............    13,460      8,716
*   Chigo Holding, Ltd.................................... 1,272,000     24,898
#   China Aerospace International Holdings, Ltd........... 1,028,000    194,406
*   China Agri-Industries Holdings, Ltd...................   757,700    329,944
#   China All Access Holdings, Ltd........................   118,000     43,714
    China Animal Healthcare, Ltd..........................    47,000     23,645
    China Aoyuan Property Group, Ltd......................   301,000     56,258
*   China Automation Group, Ltd...........................   242,000     30,487
    China BlueChemical, Ltd...............................   656,000    213,899
*   China Chengtong Development Group, Ltd................   446,000     53,509
    China Child Care Corp., Ltd...........................   117,000     13,118
*   China CITIC Bank Corp., Ltd. Class H.................. 1,055,000    753,369
    China Coal Energy Co., Ltd. Class H...................   589,000    286,607
    China Communications Construction Co., Ltd. Class H...   655,000    840,735
    China Communications Services Corp., Ltd. Class H.....   888,000    403,198
    China Construction Bank Corp. Class H................. 9,844,200  8,017,876
#*  China COSCO Holdings Co., Ltd. Class H................   539,000    277,249
*   China Culiangwang Beverages Holdings, Ltd.............   378,000      8,622
*   China Datang Corp. Renewable Power Co., Ltd. Class H..   559,000     72,799
#*  China Daye Non-Ferrous Metals Mining, Ltd............. 3,026,163     73,270
#*  China Dredging Environment Protection Holdings, Ltd...    44,000      7,882
#*  China Dynamics Holdings, Ltd.......................... 1,050,000     59,323
*   China Eastern Airlines Corp., Ltd. ADR................     2,373     96,012
*   China Eastern Airlines Corp., Ltd. Class H............   332,000    267,293
#   China Electronics Corp. Holdings Co., Ltd.............   320,000    109,417
    China Everbright Bank Co., Ltd. Class H...............   196,000    108,642
    China Everbright International, Ltd...................   307,000    469,285
#*  China Fiber Optic Network System Group, Ltd...........   521,599    107,399
#*  China Foods, Ltd......................................   246,000    113,459
    China Galaxy Securities Co., Ltd. Class H.............   301,500    271,723
    China Gas Holdings, Ltd...............................   184,000    323,553
*   China Glass Holdings, Ltd.............................   262,000     38,150
    China Harmony New Energy Auto Holding, Ltd............    36,000     27,966
*   China High Precision Automation Group, Ltd............   127,000      3,747
*   China High Speed Transmission Equipment Group Co.,
      Ltd.................................................   354,000    288,324
#   China Hongqiao Group, Ltd.............................   529,500    392,170
*   China Household Holdings, Ltd.........................   800,000     33,022
#   China Huishan Dairy Holdings Co., Ltd.................   963,000    290,106
*   China Huiyuan Juice Group, Ltd........................   257,500     96,147
    China International Marine Containers Group Co., Ltd.
      Class H.............................................    34,100     72,602
*   China ITS Holdings Co., Ltd...........................   291,000     39,036
    China Lesso Group Holdings, Ltd.......................   320,000    254,075
    China Life Insurance Co., Ltd. ADR....................    24,807    458,185
    China Lilang, Ltd.....................................   106,000    114,171
    China Longyuan Power Group Corp., Ltd. Class H........   344,000    394,115

                                     1535

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CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
#*  China Lumena New Materials Corp...................   752,000 $   22,738
    China Machinery Engineering Corp. Class H.........   199,000    150,226
    China Medical System Holdings, Ltd................   133,000    176,587
    China Mengniu Dairy Co., Ltd......................   112,000    507,811
    China Merchants Bank Co., Ltd. Class H............   358,201    925,297
    China Merchants Holdings International Co., Ltd...   264,704    971,011
#   China Merchants Land, Ltd.........................   388,000     72,430
*   China Metal Recycling Holdings, Ltd...............    89,400     20,389
    China Minsheng Banking Corp., Ltd. Class H........   672,600    754,414
    China Mobile, Ltd.(6073556).......................     8,000    104,520
    China Mobile, Ltd.(2111375).......................    71,602  4,654,130
#   China Modern Dairy Holdings, Ltd..................   481,000    155,272
    China Molybdenum Co., Ltd. Class H................    79,000     51,007
    China National Building Material Co., Ltd.
      Class H......................................... 1,268,000    959,448
    China National Materials Co., Ltd.................   437,000     97,982
*   China New Town Development Co., Ltd............... 1,093,883     50,743
#   China Oil & Gas Group, Ltd........................ 2,244,000    205,484
    China Oilfield Services, Ltd. Class H.............   206,000    252,721
#   China Overseas Grand Oceans Group, Ltd............   328,250    133,170
    China Overseas Land & Investment, Ltd.............   462,827  1,454,534
    China Pacific Insurance Group Co., Ltd. Class H...    82,000    343,744
    China Petroleum & Chemical Corp. ADR..............    12,059    906,920
    China Petroleum & Chemical Corp. Class H..........   541,400    407,358
    China Pioneer Pharma Holdings, Ltd................    59,000     34,401
    China Power International Development, Ltd........   560,000    396,428
#   China Power New Energy Development Co., Ltd.......   960,000     64,328
#*  China Precious Metal Resources Holdings Co., Ltd.. 1,688,000     96,621
*   China Properties Group, Ltd.......................   173,000     38,818
    China Railway Construction Corp., Ltd. Class H....   301,000    391,845
    China Railway Group, Ltd. Class H.................   560,000    477,634
#*  China Rare Earth Holdings, Ltd....................   896,000     99,316
*   China Resources and Transportation Group, Ltd..... 4,200,000     63,295
    China Resources Cement Holdings, Ltd..............   680,610    351,707
    China Resources Enterprise, Ltd...................   324,222  1,051,758
    China Resources Gas Group, Ltd....................   112,000    342,170
    China Resources Land, Ltd.........................   310,444    871,800
    China Resources Power Holdings Co., Ltd...........   122,000    313,364
*   China Ruifeng Renewable Energy Holdings, Ltd......   300,000     39,078
#*  China Sanjiang Fine Chemicals Co., Ltd............   185,000     49,843
*   China SCE Property Holdings, Ltd..................   363,600     83,007
#*  China Shanshui Cement Group, Ltd..................   593,000    422,244
    China Shenhua Energy Co., Ltd. Class H............   297,116    564,367
    China Shineway Pharmaceutical Group, Ltd..........    81,000    103,322
*   China Shipping Container Lines Co., Ltd. Class H..   943,000    296,641
    China Shipping Development Co., Ltd. Class H......   453,752    275,441
    China Singyes Solar Technologies Holdings, Ltd....   119,000    119,250
#   China South City Holdings, Ltd.................... 1,076,000    317,453
    China Southern Airlines Co., Ltd. Class H.........   370,000    366,146
    China Southern Airlines Co., Ltd. Sponsored ADR... 3,231 159,288 China State Construction International Holdings,
      Ltd.............................................   199,600    310,715
    China Suntien Green Energy Corp., Ltd. Class H....   428,000     75,572
*   China Taifeng Beddings Holdings, Ltd..............    44,000      4,597
*   China Taiping Insurance Holdings Co., Ltd.........   167,706    498,032

                                     1536

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CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
CHINA -- (Continued)
    China Telecom Corp., Ltd. ADR.......................     3,368 $  187,530
#*  China Tian Lun Gas Holdings, Ltd....................    58,500     53,014
*   China Tianyi Holdings, Ltd..........................   136,000     17,854
#*  China Traditional Chinese Medicine Co., Ltd.........   216,000    163,370
    China Travel International Investment Hong Kong,
      Ltd...............................................   952,000    366,203
    China Unicom Hong Kong, Ltd.(6263830)...............   684,000    956,479
    China Unicom Hong Kong, Ltd.(2603496)...............    86,534  1,219,264
*   China Vanadium Titano--Magnetite Mining Co., Ltd....   296,000     18,313
    China Vanke Co., Ltd. Class H.......................   150,000    356,721
#   China Water Affairs Group, Ltd......................   310,000    151,510
#   China Yongda Automobiles Services Holdings, Ltd.....    66,500     39,519
#*  China Yurun Food Group, Ltd.........................   517,000    152,961
*   China Zenith Chemical Group, Ltd....................   270,000     29,633
#   China ZhengTong Auto Services Holdings, Ltd.........   341,500    181,907
#   China Zhongwang Holdings, Ltd.......................   617,600    263,697
#*  Chinasoft International, Ltd........................   266,000     99,407
*   Chinese People Holdings Co., Ltd....................   452,587      8,120
*   Chongqing Iron & Steel Co., Ltd. Class H............   196,000     37,123
    Chongqing Machinery & Electric Co., Ltd. Class H....   499,925     79,161
    Chongqing Rural Commercial Bank Co., Ltd. Class H...   805,000    576,711
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................    49,000      9,977
    CIFI Holdings Group Co., Ltd........................   768,000    160,557
#   CIMC Enric Holdings, Ltd............................   128,000     89,521
*   CITIC Dameng Holdings, Ltd..........................   361,000     33,021
#*  CITIC Resources Holdings, Ltd.......................   922,000    178,324
    CITIC Securities Co., Ltd. Class H..................    50,500    138,678
    CITIC, Ltd.......................................... 1,097,000  1,964,623
#   Citychamp Watch & Jewellery Group, Ltd..............   450,000     64,473
#   Clear Media, Ltd....................................    29,000     33,015
    CNOOC, Ltd..........................................   862,000  1,055,591
    CNOOC, Ltd. ADR.....................................    21,163  2,595,642
*   Coastal Greenland, Ltd..............................   123,000      3,680
    Comba Telecom Systems Holdings, Ltd.................   369,372     88,973
*   Comtec Solar Systems Group, Ltd.....................   208,000     23,580
#*  Concord New Energy Group, Ltd....................... 1,630,000    105,365
    Coolpad Group, Ltd..................................   632,000    143,431
    COSCO Pacific, Ltd..................................   592,674    776,558
*   Coslight Technology International Group Co., Ltd....    54,000     20,196
    Country Garden Holdings Co., Ltd.................... 2,179,786    851,418
    CP Pokphand Co., Ltd................................ 2,018,000    277,811
#   CPMC Holdings, Ltd..................................   118,000     65,082
    CRRC Corp, Ltd......................................    66,000     83,234
    CSPC Pharmaceutical Group, Ltd......................   266,000    244,180
*   CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H......................................     8,000     22,652
#   CT Environmental Group, Ltd.........................   376,000    132,895
*   DaChan Food Asia, Ltd...............................   128,000     14,096
#   Dah Chong Hong Holdings, Ltd........................   306,000    135,500
    Dalian Port PDA Co., Ltd. Class H...................   472,000    162,430
    DaMing International Holdings, Ltd..................    42,000     13,568
    Daphne International Holdings, Ltd..................   440,000     87,908
    Datang International Power Generation Co., Ltd.
      Class H...........................................   316,000    136,521
    Dawnrays Pharmaceutical Holdings, Ltd...............    56,000     54,470
#*  DBA Telecommunication Asia Holdings, Ltd............    72,000      3,251

                                     1537

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Digital China Holdings, Ltd..........................   304,000 $  301,980
    Dongfang Electric Corp., Ltd. Class H................    94,800    122,852
    Dongfeng Motor Group Co., Ltd. Class H...............   628,000    721,582
    Dongyue Group, Ltd...................................   421,000    116,649
#*  Dynasty Fine Wines Group, Ltd........................   114,000      3,970
    ENN Energy Holdings, Ltd.............................    98,000    649,730
    EVA Precision Industrial Holdings, Ltd...............   284,000     81,970
#   Evergrande Real Estate Group, Ltd.................... 2,598,000  1,716,422
    Fantasia Holdings Group Co., Ltd.....................   564,000     77,749
    Far East Horizon, Ltd................................   467,000    433,445
#   Fosun International, Ltd.............................   262,500    553,010
    Franshion Properties China, Ltd...................... 1,342,000    432,398
    Freetech Road Recycling Technology Holdings, Ltd.....    84,000     11,900
#   Fufeng Group, Ltd....................................   335,600    202,371
    Fuguiniao Co., Ltd. Class H..........................    21,200     36,804
*   Fullshare Holdings, Ltd.............................. 1,492,500    250,022
    Future Land Development Holdings, Ltd................   572,000     92,116
*   GCL-Poly Energy Holdings, Ltd........................ 3,697,000    747,473
    Geely Automobile Holdings, Ltd....................... 2,045,000    858,627
*   Global Bio-Chem Technology Group Co., Ltd............   500,000     27,302
*   Glorious Property Holdings, Ltd......................   938,000    114,942
    Goldbond Group Holdings, Ltd.........................   330,000     18,280
#   Golden Eagle Retail Group, Ltd.......................   145,000    179,051
    Golden Meditech Holdings, Ltd........................   340,585     43,014
#*  Goldin Properties Holdings, Ltd......................   152,000    117,156
    Goldlion Holdings, Ltd...............................   162,000     71,856
    GOME Electrical Appliances Holding, Ltd.............. 3,228,060    559,502
#*  Goodbaby International Holdings, Ltd.................   141,000     57,192
    Great Wall Motor Co., Ltd. Class H...................   135,000    446,920
    Greatview Aseptic Packaging Co., Ltd.................   226,000    132,689
#   Greenland Hong Kong Holdings, Ltd....................    69,000     39,211
#   Greentown China Holdings, Ltd........................   219,000    217,644
    Guangdong Investment, Ltd............................   316,000    426,886
*   Guangdong Land Holdings, Ltd.........................   208,000     53,635
    Guangdong Yueyun Transportation Co., Ltd. Class H....    37,000     27,077
    Guangshen Railway Co., Ltd. Class H..................   164,000     78,557
    Guangshen Railway Co., Ltd. Sponsored ADR............     6,099    145,034
    Guangzhou Automobile Group Co., Ltd. Class H.........   486,259    389,790
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H.......................................    18,000     49,461
*   Guangzhou R&F Properties Co., Ltd....................   397,200    398,200
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H............................................   236,000     25,844
    Haier Electronics Group Co., Ltd.....................   127,000    299,409
    Haitian International Holdings, Ltd..................    79,000    163,916
    Haitong Securities Co., Ltd. Class H.................    44,000     80,065
#*  Hanergy Thin Film Power Group, Ltd...................   710,000     96,165
    Harbin Electric Co., Ltd. Class H....................   280,236    178,424
    Hengan International Group Co., Ltd..................    42,000    468,131
#   Hengdeli Holdings, Ltd...............................   981,400    142,890
#*  Hidili Industry International Development, Ltd.......   268,000     18,271
#   Hilong Holding, Ltd..................................   264,000     67,702
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H..   109,000     80,028
#*  HKC Holdings, Ltd....................................   393,477     10,959
#*  Honghua Group, Ltd...................................   438,000     38,384
    Hopewell Highway Infrastructure, Ltd.................   186,475     88,974

                                     1538

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
CHINA -- (Continued)
#*  Hopson Development Holdings, Ltd..................    250,000 $  220,739
#   HOSA International, Ltd...........................    102,000     53,644
#   Hua Han Bio-Pharmaceutical Holdings, Ltd..........  1,677,842    253,008
    Huabao International Holdings, Ltd................    773,000    374,524
    Huadian Fuxin Energy Corp., Ltd. Class H..........    418,000    178,899
    Huadian Power International Corp., Ltd. Class H...    274,000    277,463
    Huaneng Power International, Inc. Class H.........     58,000     70,359
    Huaneng Power International, Inc. Sponsored ADR...      3,000    145,350
    Huaneng Renewables Corp., Ltd. Class H............  1,206,000    513,518
    Hydoo International Holding, Ltd..................    146,000     18,445
    Industrial & Commercial Bank of China, Ltd.
      Class H......................................... 10,068,460  6,916,910
#   Intime Retail Group Co., Ltd......................    304,000    340,441
    Jiangnan Group, Ltd...............................    134,000     34,694
    Jiangsu Expressway Co., Ltd. Class H..............    166,000    207,957
    Jiangxi Copper Co., Ltd. Class H..................    309,000    416,690
*   Jinchuan Group International Resources Co., Ltd...    352,000     18,819
    Ju Teng International Holdings, Ltd...............    358,000    157,469
    Jutal Offshore Oil Services, Ltd..................    188,000     19,577
*   Kai Yuan Holdings, Ltd............................  1,980,000     27,290
#*  Kaisa Group Holdings, Ltd.........................    530,000     79,989
*   Kasen International Holdings, Ltd.................     30,000      3,779
    Kingboard Chemical Holdings, Ltd..................    230,000    386,159
    Kingboard Laminates Holdings, Ltd.................    369,500    161,927
#   Kingdee International Software Group Co., Ltd.....    371,600    160,778
    Kunlun Energy Co., Ltd............................  1,246,000  1,187,457
    KWG Property Holding, Ltd.........................    421,900    314,642
*   Labixiaoxin Snacks Group, Ltd.....................    200,000     23,931
    Lai Fung Holdings, Ltd............................  1,378,000     29,312
    Le Saunda Holdings, Ltd...........................    138,600     53,384
    Lee & Man Chemical Co., Ltd.......................     48,300     26,791
    Lee & Man Paper Manufacturing, Ltd................    381,600    233,575
    Lee's Pharmaceutical Holdings, Ltd................     20,000     33,643
    Lenovo Group, Ltd.................................    424,000    459,001
*   Lianhua Supermarket Holdings Co., Ltd. Class H....     96,400     51,399
#*  Lifetech Scientific Corp..........................     90,000     15,547
*   Lingbao Gold Co., Ltd. Class H....................    100,000     18,512
    Livzon Pharmaceutical Group, Inc. Class H.........        780      3,753
#   Logan Property Holdings Co., Ltd..................    162,000     70,183
    Longfor Properties Co., Ltd.......................    401,500    571,239
    Lonking Holdings, Ltd.............................    758,000    121,122
*   Loudong General Nice Resources China Holdings,
      Ltd.............................................    507,600     69,305
#*  Maanshan Iron & Steel Co., Ltd. Class H...........    676,000    158,426
#   Maoye International Holdings, Ltd.................    445,000     65,855
    Metallurgical Corp. of China, Ltd. Class H........    783,000    262,315
#*  Microport Scientific Corp.........................     56,000     23,532
*   MIE Holdings Corp.................................    304,000     45,007
    MIN XIN Holdings, Ltd.............................     34,000     24,850
*   Mingfa Group International Co., Ltd...............    589,000    144,193
    Minmetals Land, Ltd...............................    482,000     52,171
    Minth Group, Ltd..................................    144,000    288,410
*   MMG, Ltd..........................................    608,000    165,237
    MOBI Development Co., Ltd.........................    124,000     25,405
*   Nan Hai Corp., Ltd................................  5,150,000     99,550

                                     1539

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES    VALUE++
                                                     --------- ----------
CHINA -- (Continued)
    Nature Home Holding Co., Ltd....................    29,000 $    3,849
#   NetDragon Websoft, Inc..........................    37,000    103,604
    New China Life Insurance Co., Ltd. Class H......    32,700    140,333
    New World China Land, Ltd.......................   669,800    414,299
    New World Department Store China, Ltd...........   223,000     49,438
    Nine Dragons Paper Holdings, Ltd................   591,000    437,506
#*  North Mining Shares Co., Ltd.................... 1,510,000     49,624
    NVC Lighting Holding, Ltd.......................   320,000     13,700
*   O-Net Communications Group, Ltd.................   103,000     26,114
    Overseas Chinese Town Asia Holdings, Ltd........   104,000     49,475
    Pacific Online, Ltd.............................   210,000     67,665
    Parkson Retail Group, Ltd.......................   535,500     91,037
    People's Insurance Co. Group of China, Ltd.
      (The) Class H.................................   374,000    194,368
    PetroChina Co., Ltd. ADR........................     9,000    885,510
    PetroChina Co., Ltd. Class H....................   330,000    324,249
    Phoenix Healthcare Group Co., Ltd...............    13,000     21,281
    Phoenix Satellite Television Holdings, Ltd......   414,000    107,284
    PICC Property & Casualty Co., Ltd. Class H......   234,502    484,905
    Ping An Insurance Group Co. of China, Ltd.
      Class H.......................................   154,000    885,208
    Poly Property Group Co., Ltd....................   758,000    287,226
*   Pou Sheng International Holdings, Ltd...........   772,000     99,425
    Powerlong Real Estate Holdings, Ltd.............   418,000     78,098
*   Prosperity International Holdings HK, Ltd....... 2,140,000     71,774
#*  PW Medtech Group, Ltd...........................   219,000     63,442
*   Qunxing Paper Holdings Co., Ltd.................   147,174      7,176
*   Real Gold Mining, Ltd...........................    19,000        645
#*  Renhe Commercial Holdings Co., Ltd.............. 5,640,000    436,991
#   REXLot Holdings, Ltd............................ 3,354,266    218,028
    Road King Infrastructure, Ltd...................    71,000     65,292
#*  Sany Heavy Equipment International Holdings
      Co., Ltd......................................   315,000     68,596
*   Semiconductor Manufacturing International Corp.. 6,596,000    592,694
*   Semiconductor Manufacturing International Corp.
      ADR...........................................    17,475     77,764
    Shandong Chenming Paper Holdings, Ltd. Class H.. 122,000 59,590 Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H.......................................   176,000    118,164
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H    32,000     20,639
#   Shanghai Electric Group Co., Ltd. Class H.......   590,000    365,001
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H.......................................    18,000     53,464
    Shanghai Industrial Holdings, Ltd...............   178,000    524,545
    Shanghai Industrial Urban Development Group,
      Ltd...........................................   512,000    104,228
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H.............................   348,000    117,257
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H.......................................   158,200    374,107
    Shanghai Prime Machinery Co., Ltd. Class H......   322,000     61,423
*   Shanghai Zendai Property, Ltd................... 1,505,000     39,207
    Shengli Oil & Gas Pipe Holdings, Ltd............   262,500      9,469
    Shenguan Holdings Group, Ltd....................   446,000     89,544
    Shenzhen Expressway Co., Ltd. Class H...........   174,000    128,175
    Shenzhen International Holdings, Ltd............   342,343    565,887
    Shenzhen Investment, Ltd........................   966,345    373,573
    Shenzhou International Group Holdings, Ltd......    78,000    408,151
    Shimao Property Holdings, Ltd...................   588,000  1,054,424
*   Shougang Concord International Enterprises Co.,
      Ltd........................................... 1,574,000     84,226
#   Shougang Fushan Resources Group, Ltd............   864,000    130,067
#   Shui On Land, Ltd............................... 1,406,156    384,312

                                     1540

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
CHINA -- (Continued)
*   Shunfeng International Clean Energy, Ltd..........   260,000 $   93,539
    Sichuan Expressway Co., Ltd. Class H..............   204,000     77,384
    Sihuan Pharmaceutical Holdings Group, Ltd.........   716,000    306,865
*   SIM Technology Group, Ltd.........................   400,000     22,423
    Sino Biopharmaceutical, Ltd.......................   583,999    676,966
#*  Sino Oil And Gas Holdings, Ltd.................... 5,195,000    112,540
    Sino-Ocean Land Holdings, Ltd..................... 1,017,832    701,579
    Sinofert Holdings, Ltd............................   772,000    128,338
    Sinopec Engineering Group Co., Ltd. Class H.......   361,500    295,416
#   Sinopec Kantons Holdings, Ltd.....................   248,000    157,854
*   Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR...................................     4,950    200,178
    Sinopharm Group Co., Ltd. Class H.................   116,000    446,108
    Sinosoft Technology Group, Ltd....................    50,000     28,229
    Sinotrans, Ltd. Class H...........................   441,000    270,119
    Sinotruk Hong Kong, Ltd...........................   254,000    133,593
    SITC International Holdings Co., Ltd..............   197,000    113,236
    Skyworth Digital Holdings, Ltd....................   680,402    522,291
    SMI Holdings Group, Ltd...........................   996,000    100,069
    SOHO China, Ltd...................................   684,000    431,191
*   Solargiga Energy Holdings, Ltd....................   246,000      7,675
*   Sparkle Roll Group, Ltd...........................   312,000     17,289
    Springland International Holdings, Ltd............   378,000    129,472
#*  SPT Energy Group, Inc.............................   416,000     51,901
*   SRE Group, Ltd.................................... 1,064,285     55,647
    SSY Group, Ltd....................................   448,000    135,081
#   Sun Art Retail Group, Ltd.........................   311,500    237,123
    Sunac China Holdings, Ltd.........................   672,000    599,949
#   Sunny Optical Technology Group Co., Ltd...........    61,000    117,481
#*  Superb Summit International Group, Ltd............   825,000     58,265
    TCC International Holdings, Ltd...................   723,000    185,449
#   TCL Communication Technology Holdings, Ltd........   258,000    200,136
#   TCL Multimedia Technology Holdings, Ltd...........   208,000    107,196
#*  Technovator International, Ltd....................   126,000     95,278
    Tencent Holdings, Ltd.............................   150,500  2,798,097
#   Tenwow International Holdings, Ltd................    59,000     21,844
    Texhong Textile Group, Ltd........................   138,000    140,924
    Tian An China Investment Co., Ltd.................    67,000     40,115
    Tian Shan Development Holding, Ltd................    66,000     28,601
#   Tiangong International Co., Ltd...................   492,000     53,846
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H...............................    40,000     25,009
    Tianjin Port Development Holdings, Ltd............   772,000    158,204
#*  Tianneng Power International, Ltd.................   236,000    109,174
#   Tibet 5100 Water Resources Holdings, Ltd..........   258,000     73,102
    Tingyi Cayman Islands Holding Corp................   118,000    227,070
    Tomson Group, Ltd.................................    98,360     23,105
    Tong Ren Tang Technologies Co., Ltd. Class H......   109,000    169,167
    Tongda Group Holdings, Ltd........................   530,000     89,424
    Tonly Electronics Holdings, Ltd...................    31,200     23,705
    Top Spring International Holdings, Ltd............    75,600     35,871
#   Towngas China Co., Ltd............................   191,000    174,620
    TPV Technology, Ltd...............................   422,000     71,745
    Travelsky Technology, Ltd. Class H................   218,471    264,380
    Trigiant Group, Ltd...............................   188,000     44,378

                                     1541

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
    Truly International Holdings, Ltd...................   544,000 $    183,115
    Tsingtao Brewery Co., Ltd. Class H..................    18,000       96,047
    Uni-President China Holdings, Ltd...................   182,400      167,795
*   United Energy Group, Ltd............................   794,000       96,283
#   Universal Health International......................   162,000       69,153
#*  V1 Group, Ltd....................................... 1,149,800      100,609
    Want Want China Holdings, Ltd.......................   391,000      406,096
    Wasion Group Holdings, Ltd..........................   110,000      145,117
    Weichai Power Co., Ltd. Class H.....................   203,440      305,708
    Weiqiao Textile Co. Class H.........................   178,000       92,877
    Welling Holding, Ltd................................   394,400       78,833
    West China Cement, Ltd..............................   894,000      161,296
    Wisdom Holdings Group...............................   115,000       60,133
*   Wison Engineering Services Co., Ltd.................    60,000       13,306
*   Wumart Stores, Inc. Class H.........................    57,000       35,229
*   Wuzhou International Holdings, Ltd..................   340,000       59,210
    Xiamen International Port Co., Ltd. Class H.........   330,000      101,249
    Xingda International Holdings, Ltd..................   288,000       70,202
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H...........................................   155,000      138,552
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...........................................    51,400       98,231
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H...   228,000       30,555
    Xinyi Solar Holdings, Ltd...........................   370,000      159,358
    Xiwang Special Steel Co., Ltd.......................   185,000       22,885
    XTEP International Holdings, Ltd....................   248,500      108,071
*   Yanchang Petroleum International, Ltd............... 1,360,000       40,671
    Yanlord Land Group, Ltd.............................    71,000       49,844
    Yanzhou Coal Mining Co., Ltd. Class H...............   294,000      167,653
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........    18,500      105,265
    Yingde Gases Group Co., Ltd.........................   392,500      234,025
    Yip's Chemical Holdings, Ltd........................    96,000       49,764
    Youyuan International Holdings, Ltd.................   155,510       33,486
    Yuanda China Holdings, Ltd.......................... 1,038,000       63,556
    Yuexiu Property Co., Ltd............................ 2,359,720      465,359
#   Yuexiu Transport Infrastructure, Ltd................   162,639      107,162
    Yuzhou Properties Co., Ltd..........................   396,000       87,826
#   Zall Development Group, Ltd.........................   205,000       82,239
    Zhaojin Mining Industry Co., Ltd....................   316,500      147,372
    Zhejiang Expressway Co., Ltd. Class H...............   192,000      222,941
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H...........................................    16,600        8,346
    Zhong An Real Estate, Ltd...........................   146,000       16,018
#   Zhongsheng Group Holdings, Ltd......................   203,500      122,966
    Zhuhai Holdings Investment Group, Ltd...............   196,000       34,082
    Zhuzhou CSR Times Electric Co., Ltd. Class H........    35,000      237,282
    Zijin Mining Group Co., Ltd. Class H................   711,000      189,064
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd...............................................   388,800      208,851
    ZTE Corp. Class H...................................   127,804      283,837
                                                                   ------------
TOTAL CHINA.............................................            122,743,366
                                                                   ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA..................................    28,397      210,019
    Banco de Bogota SA..................................     1,407       29,322
    Bancolombia SA......................................    25,569      231,009
    Bancolombia SA Sponsored ADR........................     9,801      378,319
    Celsia SA ESP.......................................    23,037       33,516
    Cementos Argos SA...................................    14,282       48,946

                                     1542

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
COLOMBIA -- (Continued)
    Corp. Financiera Colombiana SA....................  2,384 $   31,290
    Ecopetrol SA Sponsored ADR........................ 10,314    116,445
    Empresa de Telecomunicaciones de Bogota........... 40,000      7,806
    Grupo Aval Acciones y Valores SA ADR..............  2,187     18,918
    Grupo de Inversiones Suramericana SA..............  9,338    119,967
    Grupo Nutresa SA.................................. 12,229     93,925
    Interconexion Electrica SA ESP.................... 39,591     97,328
    Isagen SA ESP..................................... 98,052     99,754
                                                              ----------
TOTAL COLOMBIA........................................         1,516,564
                                                              ----------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S........................................... 11,693    283,258
    Komercni Banka A.S................................    727    162,681
    Pegas Nonwovens SA................................  2,000     66,239
    Philip Morris CR A.S..............................    100     43,427
*   Unipetrol A.S..................................... 11,278     85,515
                                                              ----------
TOTAL CZECH REPUBLIC..................................           641,120
                                                              ----------
DENMARK -- (1.2%)
    ALK-Abello A.S....................................  1,380    168,529
    Alm Brand A.S..................................... 35,468    228,288
    Ambu A.S. Class B.................................  7,992    218,393
    AP Moeller - Maersk A.S. Class A..................    262    433,042
    AP Moeller - Maersk A.S. Class B..................    571    972,749
#*  Bang & Olufsen A.S................................ 12,488    116,137
*   Bavarian Nordic A.S...............................  9,044    427,383
    Carlsberg A.S. Class B............................ 11,140    970,577
    Chr Hansen Holding A.S............................ 24,228  1,338,799
    Coloplast A.S. Class B............................  4,082    294,545
#*  D/S Norden A.S....................................  8,071    211,390
    Danske Bank A.S................................... 46,078  1,440,606
    Dfds A.S..........................................  1,560    214,306
    DSV A.S........................................... 51,759  1,771,683
    FLSmidth & Co. A.S................................ 15,418    691,294
*   Genmab A.S........................................  5,998    565,159
    GN Store Nord A.S................................. 48,850    993,632
*   H Lundbeck A.S....................................  8,887    210,202
*   H+H International A.S. Class B....................  2,233     19,717
    IC Group A.S......................................  1,760     48,165
*   Jeudan A.S........................................    397     44,813
*   Jyske Bank A.S.................................... 17,901    935,280
    NKT Holding A.S...................................  8,000    448,577
    Nordjyske Bank A.S................................  2,948     53,465
    Novo Nordisk A.S. Class B......................... 43,268  2,553,524
    Novo Nordisk A.S. Sponsored ADR................... 20,820  1,227,547
    Novozymes A.S. Class B............................ 23,159  1,210,556
    Pandora A.S....................................... 18,262  2,056,369
*   Parken Sport & Entertainment A.S..................  1,975     17,790
    PER Aarsleff A.S. Class B.........................    698    239,547
    Ringkjoebing Landbobank A.S.......................    984    215,728
    Rockwool International A.S. Class B...............  1,847    275,563
    Royal Unibrew A.S................................. 13,435    439,656

                                     1543

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
DENMARK -- (Continued)
    RTX A.S...........................................   2,243 $    31,165
*   Santa Fe Group A.S................................   5,671      46,770
    Schouw & Co.......................................   4,874     264,726
    SimCorp A.S.......................................  11,800     503,784
    Solar A.S. Class B................................   2,216     121,359
    Spar Nord Bank A.S................................  11,979     140,789
    Sydbank A.S.......................................  24,066     911,046
    TDC A.S........................................... 159,600   1,203,983
    Tivoli A.S........................................       8       4,624
*   TK Development A.S................................  38,322      51,443
*   Topdanmark A.S....................................  25,711     710,466
    Tryg A.S..........................................  29,040     584,492
    United International Enterprises..................     860     144,724
    Vestas Wind Systems A.S...........................  38,569   2,106,932
*   Vestjysk Bank A.S.................................   5,218       7,426
*   William Demant Holding A.S........................   5,628     429,154
*   Zealand Pharma A.S................................   3,026      65,658
                                                               -----------
TOTAL DENMARK.........................................          28,381,552
                                                               -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR.......  20,270     135,906
*   Global Telecom Holding SAE GDR....................  18,270      30,146
                                                               -----------
TOTAL EGYPT...........................................             166,052
                                                               -----------
FINLAND -- (1.2%)
    Ahlstrom Oyj......................................   7,221      61,157
    Alma Media Oyj....................................   3,037       9,929
    Amer Sports Oyj...................................  44,342   1,293,322
    Aspo Oyj..........................................   6,086      50,622
    Atria Oyj.........................................   2,101      20,514
    BasWare Oyj.......................................   1,070      52,149
*   Biotie Therapies Oyj..............................  19,018       4,311
    Bittium Oyj.......................................   9,556      49,988
    Cargotec Oyj......................................  14,413     501,079
    Caverion Corp.....................................  19,094     194,023
    Citycon Oyj.......................................  90,504     240,189
    Comptel Oyj.......................................  10,166      15,193
    Cramo Oyj.........................................  12,172     245,937
    Elisa Oyj.........................................  32,593   1,097,329
    F-Secure Oyj......................................  21,049      64,929
*   Finnair Oyj.......................................  18,798      58,850
*   Finnlines Oyj.....................................   2,556      48,123
    Fiskars Oyj Abp...................................   9,211     196,499
    Fortum Oyj........................................ 117,322   2,060,025
    HKScan Oyj Class A................................   9,570      52,409
    Huhtamaki Oyj.....................................  31,160   1,105,828
    Kemira Oyj........................................  38,945     503,019
    Kesko Oyj Class A.................................   6,764     245,502
    Kesko Oyj Class B.................................  24,740     962,967
    Kone Oyj Class B..................................  22,183     930,943
    Konecranes Oyj....................................   9,577     296,483
    Lassila & Tikanoja Oyj............................   9,467     185,266

                                     1544

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
FINLAND -- (Continued)
*   Lemminkainen Oyj..................................     971 $    12,720
    Metsa Board Oyj...................................  52,655     375,149
    Metso Oyj.........................................  21,535     592,452
    Metso Oyj Sponsored ADR...........................     800       5,328
    Munksjo Oyj.......................................   3,996      38,490
    Neste Oyj.........................................  50,918   1,418,634
    Nokia Oyj......................................... 380,443   2,694,033
    Nokia Oyj Sponsored ADR...........................   1,020       7,191
    Nokian Renkaat Oyj................................  20,319     610,629
    Okmetic Oyj.......................................   4,178      33,110
    Olvi Oyj Class A..................................   3,955     115,065
*   Oriola-KD Oyj Class B.............................  34,758     169,223
    Orion Oyj Class A.................................   4,544     188,179
    Orion Oyj Class B.................................  21,344     891,065
*   Outokumpu Oyj.....................................  68,849     318,914
#   Outotec Oyj.......................................  68,913     461,542
    PKC Group Oyj.....................................   8,416     184,430
    Ponsse Oy.........................................   1,987      31,966
*   Poyry Oyj.........................................   5,709      24,115
    Raisio Oyj Class V................................  34,182     155,492
    Ramirent Oyj......................................  28,261     222,716
    Revenio Group Oyj.................................     670      15,668
    Saga Furs Oyj.....................................     230       6,017
    Sampo Oyj Class A.................................  26,108   1,291,842
    Sanoma Oyj........................................  36,233     132,548
    SRV Group Oyj.....................................   2,131       8,499
*   Stockmann Oyj Abp.................................   5,103      37,484
    Stora Enso Oyj Class R............................ 222,343   2,093,391
    Stora Enso Oyj Sponsored ADR......................   1,800      16,812
*   Talvivaara Mining Co. P.L.C....................... 136,822       1,713
    Technopolis Oyj...................................  32,902     135,097
    Tieto Oyj.........................................  21,406     548,107
    Tikkurila Oyj.....................................   7,917     152,689
    UPM-Kymmene Oyj................................... 189,105   3,493,101
    UPM-Kymmene Oyj Sponsored ADR.....................   1,300      23,946
    Uponor Oyj........................................  10,661     169,026
    Vaisala Oyj Class A...............................   1,077      28,382
    Valmet OYJ........................................  15,435     182,672
    Wartsila Oyj Abp..................................  17,603     809,105
    YIT Oyj...........................................  35,777     215,570
                                                               -----------
TOTAL FINLAND.........................................          28,458,697
                                                               -----------
FRANCE -- (5.5%)
    Accor SA..........................................  23,450   1,149,600
    Actia Group.......................................   1,316       9,923
    Aeroports de Paris................................   1,857     222,625
#*  Air France-KLM....................................  36,000     257,532
    Air Liquide SA....................................   8,915   1,160,868
    Airbus Group SE...................................  24,049   1,707,129
    Akka Technologies.................................   1,839      61,182
    Albioma SA........................................   7,343     121,816
*   Alcatel-Lucent.................................... 273,934   1,033,692
*   Alstom SA.........................................  19,684     578,106

                                     1545

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
FRANCE -- (Continued)
    Alten SA..........................................   6,798 $  342,587
    Altran Technologies SA............................  40,760    481,271
    April SA..........................................   3,147     42,466
#*  Archos............................................   2,165      5,003
    Arkema SA.........................................  18,561  1,446,366
    Assystem..........................................   3,266     64,471
    Atos..............................................  19,243  1,462,205
    Aubay.............................................     778     14,522
    Audika Groupe.....................................   1,267     24,555
    AXA SA............................................  74,985  1,974,746
    AXA SA Sponsored ADR..............................  62,400  1,641,744
    Axway Software SA.................................   1,277     32,103
    Beneteau SA.......................................   6,084    103,392
    BioMerieux........................................   3,081    357,983
    BNP Paribas SA....................................  66,145  4,302,553
    Boiron SA.........................................   1,642    181,787
    Bollore SA........................................ 186,124  1,030,938
    Bonduelle S.C.A...................................   4,965    142,349
    Bouygues SA.......................................  42,186  1,549,712
    Bureau Veritas SA.................................  15,901    371,511
    Burelle SA........................................      45     34,666
    Cap Gemini SA.....................................  18,385  1,756,345
    Carrefour SA......................................  63,059  2,164,563
    Casino Guichard Perrachon SA......................  15,049  1,116,855
*   Cegedim SA........................................     878     38,503
    Cegid Group SA....................................   2,254     97,449
*   CGG SA............................................  27,001    134,879
#*  CGG SA Sponsored ADR..............................  23,995    119,015
    Chargeurs SA......................................  10,394     87,743
    Christian Dior SE.................................   2,587    535,114
    Cie de Saint-Gobain............................... 102,896  4,874,935
    Cie Generale des Etablissements Michelin..........  36,347  3,557,958
    CNP Assurances....................................  25,995    436,890
    Credit Agricole SA................................  76,996  1,211,503
    Danone SA.........................................  14,435    979,303
    Danone SA Sponsored ADR...........................     600      8,172
    Dassault Systemes.................................   3,682    277,653
    Dassault Systemes ADR.............................   1,228     92,468
*   Derichebourg SA...................................  35,689    126,563
    Devoteam SA.......................................   2,730     79,236
    Edenred...........................................  25,701    640,601
    Eiffage SA........................................  10,450    628,490
    Electricite de France SA..........................  34,066    810,695
    Engie............................................. 232,710  4,462,793
*   Eramet............................................   1,419     93,455
    Essilor International SA..........................  13,092  1,676,816
*   Esso SA Francaise.................................     381     26,648
*   Etablissements Maurel et Prom.....................  38,170    244,375
    Euler Hermes Group................................   3,547    369,538
    Eurofins Scientific SE............................   1,562    512,185
    Eutelsat Communications SA........................  20,356    620,377
    Exel Industries Class A...........................     289     16,806
    Faiveley Transport SA.............................   1,094    114,339

                                     1546

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
FRANCE -- (Continued)
    Faurecia..........................................  25,241 $  968,433
    Fimalac...........................................   1,023     90,100
    Fleury Michon SA..................................     371     25,011
*   GameLoft SE.......................................  12,299     58,165
    Gaztransport Et Technigaz SA......................   1,926    117,496
    GL Events.........................................   3,809     86,056
    Groupe Crit.......................................   1,156     65,953
    Groupe Eurotunnel SE.............................. 107,558  1,545,269
    Groupe Flo........................................   1,396      3,825
*   Groupe Fnac.......................................     900     54,379
    Groupe Gorge......................................     566     16,029
    Guerbet...........................................   1,590    102,328
    Haulotte Group SA.................................   4,444     83,865
    Hermes International..............................     651    253,163
    Hi-Media SA.......................................   1,498     18,165
    Hipay Group SA....................................   2,042     29,384
    Iliad SA..........................................   1,366    324,398
    Imerys SA.........................................   7,453    561,512
    Ingenico Group....................................   6,146    805,026
    Interparfums SA...................................   2,156     61,543
    Ipsen SA..........................................   3,728    240,214
    IPSOS.............................................   7,996    200,603
    Jacquet Metal Service.............................   5,045     94,108
    JCDecaux SA.......................................   8,027    307,175
    Kering............................................   4,925    948,436
    Korian SA.........................................  12,156    433,259
    L'Oreal SA........................................   3,377    631,205
    Lafarge SA Sponsored ADR..........................   1,300     19,201
    Lagardere SCA.....................................  30,007    897,407
    Laurent-Perrier...................................     664     60,851
*   Le Noble Age......................................   1,043     24,864
    Lectra............................................   1,700     24,655
    Legrand SA........................................  14,410    886,461
    LISI..............................................   4,325    116,793
    LVMH Moet Hennessy Louis Vuitton SE...............  10,748  2,010,510
    Maisons France Confort SA.........................     535     23,610
    Manitou BF SA.....................................   2,706     52,619
    Manutan International.............................     734     38,326
    Mersen............................................   5,087    120,176
*   METabolic EXplorer SA.............................   4,118     17,173
    Metropole Television SA...........................  10,628    215,059
    MGI Coutier.......................................   4,240     68,885
    Montupet..........................................   2,642    203,933
    Natixis SA........................................ 123,000    902,724
    Naturex...........................................   1,515    119,891
    Neopost SA........................................  14,136    567,837
*   Nexans SA.........................................  10,399    423,065
    Nexity SA.........................................  12,666    558,621
    NextRadioTV.......................................     290     11,682
*   NRJ Group.........................................   4,409     40,991
    Oeneo SA..........................................   2,215     16,414
    Orange SA(684060106)..............................  26,020    426,468
    Orange SA(5176177)................................ 252,114  4,147,339

                                     1547

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
FRANCE -- (Continued)
    Orpea...............................................   6,169 $  465,577
*   Parrot SA...........................................   3,660    166,039
    Pernod-Ricard SA....................................   5,485    656,101
*   Peugeot SA..........................................  84,084  1,681,994
*   Pierre & Vacances SA................................   1,648     53,596
    Plastic Omnium SA...................................  22,695    638,227
    Plastivaloire.......................................     197     13,365
    Publicis Groupe SA..................................   8,193    619,615
    Publicis Groupe SA ADR..............................   1,600     30,304
    Rallye SA...........................................   8,358    245,765
*   Recylex SA..........................................   5,815     10,390
    Renault SA..........................................  24,806  2,283,584
    Rexel SA............................................  78,074  1,229,562
    Rubis SCA...........................................   8,002    575,141
    Safran SA...........................................  13,595  1,029,288
    Saft Groupe SA......................................   8,063    328,851
    Sanofi..............................................  34,882  3,759,970
    Sanofi ADR..........................................  39,660  2,141,243
    Sartorius Stedim Biotech............................     779    243,006
    Savencia SA.........................................   1,129     71,793
    Schneider Electric SE(4834108)......................  30,730  2,143,670
    Schneider Electric SE(B11BPS1)......................   1,444    100,384
    SCOR SE.............................................  40,715  1,560,218
    SEB SA..............................................   5,799    585,309
    Seche Environnement SA..............................     824     30,954
*   Sequana SA..........................................  11,045     59,406
    SES SA..............................................  19,167    592,305
    Societe BIC SA......................................   3,399    582,014
    Societe d'Edition de Canal +........................  18,935    165,972
    Societe Generale SA.................................  52,687  2,587,008
    Societe Internationale de Plantations d'Heveas SA...     245      9,145
    Societe Television Francaise 1......................  27,609    474,201
    Sodexo SA...........................................   4,695    437,292
*   Solocal Group....................................... 212,159     95,270
    Somfy SA............................................     158     49,218
    Sopra Steria Group..................................   3,733    356,599
    Stallergenes SA.....................................     398     25,087
*   Ste Industrielle d'Aviation Latecoere SA............   5,175     53,903
    Stef SA.............................................   1,461     99,008
    STMicroelectronics NV(5962332)...................... 121,184    946,314
#   STMicroelectronics NV(2430025)......................  37,473    291,165
    Suez Environnement Co...............................  35,668    683,619
    Sword Group.........................................   1,588     37,710
    Synergie SA.........................................   5,958    163,012
    Technicolor SA......................................  47,505    374,702
    Technip SA..........................................  23,505  1,335,621
    Teleperformance.....................................  15,209  1,128,175
    Tessi SA............................................      80      8,687
    Thales SA...........................................  10,191    688,684
*   Theolia SA..........................................  18,523     12,597
    Total Gabon.........................................      81     19,468
    Total SA............................................ 179,028  8,833,771
#   Total SA Sponsored ADR..............................  86,536  4,265,359

                                     1548

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
FRANCE -- (Continued)
    Touax SA..........................................      25 $        409
    Trigano SA........................................   2,400      105,392
*   UBISOFT Entertainment.............................  39,703      771,368
    Valeo SA..........................................  12,678    1,689,685
    Vallourec SA......................................  26,458      432,984
*   Valneva SE........................................   1,012        4,409
    Veolia Environnement SA...........................  39,060      872,447
    Veolia Environnement SA ADR.......................  13,366      297,794
    Vetoquinol SA.....................................     532       22,291
    Vicat.............................................   1,698      126,281
    VIEL & Cie SA.....................................  13,569       45,556
    Vilmorin & Cie SA.................................   1,466      121,939
    Vinci SA..........................................  37,019    2,372,471
    Virbac SA.........................................     896      212,474
    Vivendi SA........................................ 104,208    2,738,261
    Vranken-Pommery Monopole SA.......................     106        3,310
    Zodiac Aerospace..................................  32,659      973,494
                                                               ------------
TOTAL FRANCE..........................................          125,772,146
                                                               ------------
GERMANY -- (4.9%)
    Aareal Bank AG....................................  22,257      908,017
    Adidas AG.........................................  17,702    1,448,595
    Adler Modemaerkte AG..............................   2,793       34,472
*   ADVA Optical Networking SE........................  17,734      206,098
*   Air Berlin P.L.C..................................   7,620        9,567
#*  Aixtron SE........................................  16,599       98,457
    Allgeier SE.......................................   1,637       31,251
    Allianz SE........................................  20,893    3,422,535
    Allianz SE ADR....................................  41,455      679,862
    Amadeus Fire AG...................................     675       66,377
    Aurubis AG........................................  12,616      754,730
    Axel Springer SE..................................   9,141      512,317
    BASF SE...........................................  45,568    3,937,740
    BASF SE Sponsored ADR.............................   1,000       86,250
    Bauer AG..........................................   4,794       91,530
    Bayer AG..........................................  23,166    3,421,073
    Bayer AG Sponsored ADR............................     200       29,552
    Bayerische Motoren Werke AG.......................  44,033    4,415,440
    BayWa AG..........................................   4,099      152,526
    Bechtle AG........................................   3,005      255,105
    Beiersdorf AG.....................................   4,330      369,953
    Bertrandt AG......................................     886      110,658
    Bijou Brigitte AG.................................     921       53,171
    Bilfinger SE......................................  14,926      616,485
    Biotest AG........................................   2,019       56,570
    Borussia Dortmund GmbH & Co. KGaA.................  28,117      127,025
    Brenntag AG.......................................  27,624    1,536,167
    CANCOM SE.........................................   3,759      144,868
    Carl Zeiss Meditec AG.............................   7,097      199,925
    CENIT AG..........................................   4,236       80,134
    CENTROTEC Sustainable AG..........................   4,859       79,153
    Cewe Stiftung & Co. KGAA..........................   2,229      129,533
    Comdirect Bank AG.................................  12,756      141,230

                                     1549

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
*   Commerzbank AG.................................... 133,302 $1,723,934
    CompuGroup Medical AG.............................   4,683    147,642
*   Constantin Medien AG..............................     444        790
    Continental AG....................................   6,411  1,433,262
*   CropEnergies AG...................................   5,648     25,434
    CTS Eventim AG & Co. KGaA.........................   9,615    362,431
    Daimler AG........................................  98,349  8,797,897
    DEAG Deutsche Entertainment AG....................   5,259     36,780
    Delticom AG.......................................     285      7,145
    Deutsche Annington Immobilien SE..................   4,211    131,385
    Deutsche Bank AG..................................  68,843  2,410,882
    Deutsche Boerse AG................................   9,069    823,838
*   Deutsche Lufthansa AG.............................  89,490  1,215,738
    Deutsche Post AG..................................  38,018  1,149,105
    Deutsche Telekom AG............................... 235,891  4,265,486
    Deutsche Telekom AG Sponsored ADR................. 104,159  1,874,862
    Deutsche Wohnen AG................................  43,141  1,064,373
    Deutz AG..........................................  40,350    235,645
*   Dialog Semiconductor P.L.C........................  11,423    569,687
    DIC Asset AG......................................   2,409     21,079
    DMG Mori AG.......................................  13,507    495,600
    Dr Hoenle AG......................................     518     14,388
    Draegerwerk AG & Co. KGaA.........................     813     66,375
    Drillisch AG......................................   9,662    407,775
    Duerr AG..........................................   5,414    445,648
    E.ON SE........................................... 169,699  2,241,092
    E.ON SE Sponsored ADR.............................   3,600     47,412
    Eckert & Ziegler AG...............................     831     20,590
    Elmos Semiconductor AG............................   4,775     86,096
    ElringKlinger AG..................................  10,967    264,142
*   Euromicron AG.....................................   1,356     12,757
*   Evotec AG.........................................  17,286     65,097
    Fielmann AG.......................................   3,741    247,205
*   First Sensor AG...................................     945     11,619
    Francotyp-Postalia Holding AG Class A.............   3,372     16,267
    Fraport AG Frankfurt Airport Services Worldwide...  10,309    676,861
    Freenet AG........................................  32,223  1,105,835
    Fresenius Medical Care AG & Co. KGaA..............  21,771  1,781,349
    Fresenius Medical Care AG & Co. KGaA ADR..........   4,200    171,780
    Fresenius SE & Co. KGaA...........................  65,014  4,498,705
    Fuchs Petrolub SE.................................   3,474    139,024
    GEA Group AG......................................  24,850  1,051,548
    Gerresheimer AG...................................  12,028    885,100
    Gerry Weber International AG......................   5,150    126,828
    Gesco AG..........................................     578     45,087
    GFK SE............................................   4,918    209,931
    GFT Technologies AG...............................   4,170    102,339
    Grammer AG........................................   7,527    210,761
    Grenkeleasing AG..................................   1,850    276,321
*   H&R AG............................................   1,360     12,997
    Hamburger Hafen und Logistik AG...................  10,530    202,148
    Hannover Rueck SE.................................   7,964    845,503
    HeidelbergCement AG...............................  18,043  1,374,167

                                     1550

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
GERMANY -- (Continued)
*   Heidelberger Druckmaschinen AG.................... 82,461 $  210,169
    Henkel AG & Co. KGaA..............................  4,339    437,615
    Highlight Communications AG.......................  2,399     11,260
    Hochtief AG.......................................  9,333    815,495
    Homag Group AG....................................  1,874     71,923
    Hornbach Baumarkt AG..............................    762     28,129
    Hugo Boss AG......................................  5,937    715,862
    Indus Holding AG..................................  5,695    280,663
    Infineon Technologies AG.......................... 66,375    744,544
    Infineon Technologies AG ADR...................... 51,213    578,707
    Init Innovation In Traffic Systems AG.............  1,003     28,444
    Isra Vision AG....................................  1,285     76,125
    Jenoptik AG....................................... 12,205    159,584
*   Joyou AG..........................................    604        113
    K+S AG............................................ 44,637  1,831,461
    KION Group AG..................................... 12,620    578,303
    Kloeckner & Co. SE................................ 30,979    290,480
*   Koenig & Bauer AG.................................  5,554    126,300
*   Kontron AG........................................ 18,410     72,288
    Krones AG.........................................  4,409    508,292
    KSB AG............................................     38     17,636
    KUKA AG...........................................  6,263    535,952
    KWS Saat SE.......................................    399    129,737
    LANXESS AG........................................ 26,536  1,532,391
    LEG Immobilien AG.................................  7,010    510,137
    Leifheit AG.......................................    268     13,230
    Leoni AG.......................................... 11,807    748,106
    Linde AG.......................................... 15,298  2,887,249
    LPKF Laser & Electronics AG.......................  6,371     56,272
    MAN SE............................................  4,361    454,726
#*  Manz AG...........................................    880     65,725
    Merck KGaA........................................  4,695    477,783
    Metro AG.......................................... 42,571  1,340,261
    MLP AG............................................ 11,364     51,980
    MTU Aero Engines AG............................... 13,069  1,203,648
    Muenchener Rueckversicherungs-Gesellschaft AG..... 11,831  2,174,283
    MVV Energie AG....................................  1,519     36,022
    Nemetschek AG.....................................  3,608    133,485
    Nexus AG..........................................    982     18,563
*   Nordex SE......................................... 13,855    394,615
    Norma Group SE....................................  6,415    310,448
    OHB SE............................................  1,700     35,001
    Osram Licht AG.................................... 19,735  1,121,121
*   Paion AG..........................................  2,335      6,394
*   Patrizia Immobilien AG............................ 14,182    380,085
    Pfeiffer Vacuum Technology AG.....................  1,679    153,865
*   PNE Wind AG....................................... 19,757     48,709
    Puma SE...........................................    820    155,263
*   PVA TePla AG......................................  1,103      3,120
*   QIAGEN NV......................................... 41,170  1,155,168
    QSC AG............................................ 42,400     84,877
    R Stahl AG........................................    845     35,331
    Rational AG.......................................    425    165,830

                                     1551

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
GERMANY -- (Continued)
    Rheinmetall AG....................................  12,669 $    689,524
    Rhoen-Klinikum AG.................................  16,127      448,211
    RTL Group SA......................................   1,125      102,239
    RWE AG............................................ 106,628    2,220,701
    SAF-Holland SA....................................  19,185      290,737
    Salzgitter AG.....................................  14,136      504,662
    SAP SE............................................  11,432      821,310
#   SAP SE Sponsored ADR..............................   9,200      659,364
    Schaltbau Holding AG..............................   1,314       73,996
#*  SGL Carbon SE.....................................   7,545      129,696
    SHW AG............................................   2,328      103,297
    Siemens AG........................................  28,073    3,007,910
    Sixt SE...........................................   4,792      201,381
*   SKW Stahl-Metallurgie Holding AG..................   1,468        9,584
*   SMA Solar Technology AG...........................   4,692      155,970
*   SMT Scharf AG.....................................   1,160       20,173
    Software AG.......................................  15,798      472,672
    Stada Arzneimittel AG.............................  20,842      802,260
    STRATEC Biomedical AG.............................     978       54,459
    Stroeer SE........................................   4,716      233,214
    Suedzucker AG.....................................  31,675      522,425
    Surteco SE........................................     316        7,526
*   Suss Microtec AG..................................   5,324       33,605
    Symrise AG........................................   8,944      594,660
    TAG Immobilien AG.................................  31,339      354,234
    Takkt AG..........................................  13,209      252,463
*   Talanx AG.........................................   4,660      148,697
    Telefonica Deutschland Holding AG................. 126,292      783,277
    ThyssenKrupp AG...................................  47,834    1,213,068
*   Tom Tailor Holding AG.............................   3,636       36,329
    Tomorrow Focus AG.................................   3,932       19,435
    United Internet AG................................  16,617      821,303
    Volkswagen AG.....................................   4,093      827,872
*   Vossloh AG........................................   2,562      162,865
    VTG AG............................................   5,010      119,862
    Wacker Chemie AG..................................   5,631      565,410
    Wacker Neuson SE..................................  10,273      207,092
    Washtec AG........................................   1,256       27,588
    Wincor Nixdorf AG.................................   7,817      332,129
    XING AG...........................................     444       74,519
    Zeal Network SE...................................   1,644       86,537
                                                               ------------
TOTAL GERMANY.........................................          110,857,134
                                                               ------------
GREECE -- (0.1%)
    Aegean Airlines SA................................   4,941       32,076
*   Alpha Bank AE..................................... 118,200       34,543
    Athens Water Supply & Sewage Co. SA (The).........   6,973       41,360
    Bank of Greece....................................   2,794       28,785
*   Ellaktor SA.......................................  21,206       38,826
    FF Group..........................................   3,954       98,439
*   Fourlis Holdings SA...............................   8,683       24,833
*   Frigoglass SAIC...................................   9,752       21,021
*   GEK Terna Holding Real Estate Construction SA.....  10,261       17,845

                                     1552

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
GREECE -- (Continued)
    Hellenic Exchanges - Athens Stock Exchange SA.......    18,545 $   86,302
    Hellenic Petroleum SA...............................    18,644     89,258
    Hellenic Telecommunications Organization SA.........    24,316    201,657
*   Intralot SA-Integrated Lottery Systems & Services...    32,611     59,455
    JUMBO SA............................................    22,397    162,612
*   Marfin Investment Group Holdings SA.................   175,597     22,939
    Metka SA............................................     9,244     73,511
    Motor Oil Hellas Corinth Refineries SA..............    13,959    126,761
*   Mytilineos Holdings SA..............................    18,198    107,131
*   National Bank of Greece SA..........................    36,712     38,680
    OPAP SA.............................................    17,826    141,385
*   Piraeus Bank SA.....................................    57,460     20,869
    Piraeus Port Authority SA...........................     2,736     37,269
*   Public Power Corp. SA...............................    13,423     61,303
*   Terna Energy SA.....................................     9,557     29,043
    Titan Cement Co. SA.................................    10,553    236,925
                                                                   ----------
TOTAL GREECE............................................            1,832,828
                                                                   ----------
HONG KONG -- (2.3%)
    Agritrade Resources, Ltd............................   175,000     41,504
    AIA Group, Ltd......................................   502,800  3,276,956
    Allied Group, Ltd...................................     4,000     20,134
*   Apac Resources, Ltd.................................   106,752      1,541
    APT Satellite Holdings, Ltd.........................   161,250    150,266
    Asia Financial Holdings, Ltd........................    32,000     14,874
    Asia Satellite Telecommunications Holdings, Ltd.....    39,000     85,961
    Asia Standard International Group, Ltd..............    80,000     17,839
    ASM Pacific Technology, Ltd.........................    29,100    263,634
    Associated International Hotels, Ltd................    38,000    114,166
    Aupu Group Holding Co., Ltd.........................   136,000     41,354
    Bank of East Asia, Ltd. (The).......................   215,356    872,170
*   Bestway International Holdings, Ltd.................   210,000     26,305
    BOC Hong Kong Holdings, Ltd.........................   334,500  1,345,156
    Bonjour Holdings, Ltd...............................   737,000     44,636
#*  Brightoil Petroleum Holdings, Ltd...................   671,000    246,294
*   Brockman Mining, Ltd................................   896,780     23,390
*   Burwill Holdings, Ltd............................... 1,518,000     69,391
    Cafe de Coral Holdings, Ltd.........................    58,000    203,438
    Cathay Pacific Airways, Ltd.........................   268,000    633,441
    Chen Hsong Holdings.................................    66,000     17,448
    Cheuk Nang Holdings, Ltd............................    21,211     17,780
    Cheung Kong Infrastructure Holdings, Ltd............    49,000    425,140
*   Cheung Kong Property Holdings, Ltd..................   200,760  1,672,935
*   Cheung Wo International Holdings, Ltd...............   162,000     31,969
    Chevalier International Holdings, Ltd...............    32,000     65,122
#*  China Energy Development Holdings, Ltd.............. 4,660,000     96,599
    China Metal International Holdings, Inc.............   190,000     56,360
*   China Public Procurement, Ltd....................... 1,336,000     28,073
#*  China Smarter Energy Group Holdings, Ltd............   304,000     44,703
*   China Star Entertainment, Ltd....................... 6,300,000     64,907
*   China Ting Group Holdings, Ltd......................   358,000     38,736
    Chinese Estates Holdings, Ltd.......................     6,500     15,446

                                     1553

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
U                                                      --------- ----------
HONG KONG -- (Continued)
    Chow Sang Sang Holdings International, Ltd........   115,000 $  222,630
#   Chow Tai Fook Jewellery Group, Ltd................   150,400    146,531
    Chu Kong Shipping Enterprise Group Co., Ltd.......   180,000     55,447
    Chuang's Consortium International, Ltd............   380,000     49,007
    CITIC Telecom International Holdings, Ltd.........   497,000    226,855
    CK Hutchison Holdings, Ltd........................   200,760  2,979,977
    CK Life Sciences International Holdings, Inc......   908,000     90,139
    CLP Holdings, Ltd.................................    34,500    292,547
*   Convoy Financial Holdings, Ltd....................   330,000     34,056
*   CP Lotus Corp.....................................    80,000      1,917
*   Crocodile Garments................................   300,000     45,191
    CW Group Holdings, Ltd............................    80,000     39,214
    Dah Sing Banking Group, Ltd.......................   111,596    236,479
    Dah Sing Financial Holdings, Ltd..................    54,700    357,443
    Dorsett Hospitality International, Ltd............   146,000     29,929
    Emperor Capital Group, Ltd........................   189,000     17,312
    Emperor Entertainment Hotel, Ltd..................   215,000     48,508
#   Emperor International Holdings, Ltd...............   613,333    129,657
    Emperor Watch & Jewellery, Ltd.................... 1,360,000     49,917
*   EPI Holdings, Ltd.................................   312,000     20,927
#   Esprit Holdings, Ltd..............................   658,082    631,514
    Fairwood Holdings, Ltd............................    21,000     62,176
#   Far East Consortium International, Ltd............   508,682    237,560
    FIH Mobile, Ltd...................................   685,000    357,833
    First Pacific Co., Ltd............................   748,400    598,731
    First Shanghai Investments, Ltd...................    56,000     10,175
    Fountain SET Holdings, Ltd........................   320,000     42,474
#   Future Bright Holdings, Ltd.......................   150,000     23,618
    G-Resources Group, Ltd............................ 6,640,800    196,342
    Galaxy Entertainment Group, Ltd...................   120,000    551,810
#*  GCL New Energy Holdings, Ltd......................   480,000     33,973
    Get Nice Holdings, Ltd............................ 2,309,000    101,127
#   Giordano International, Ltd.......................   474,000    241,317
*   Global Brands Group Holding, Ltd.................. 1,830,000    405,534
    Glorious Sun Enterprises, Ltd.....................   170,000     32,221
    Gold Peak Industries Holding, Ltd.................   262,000     30,993
    Guangnan Holdings, Ltd............................    54,000      8,426
    Haitong International Securities Group, Ltd.......   334,000    184,269
    Hang Lung Group, Ltd..............................   101,000    456,539
    Hang Lung Properties, Ltd.........................   179,000    513,502
    Hang Seng Bank, Ltd...............................    52,500  1,076,920
*   Hao Tian Development Group, Ltd...................   558,000     54,089
#   Harbour Centre Development, Ltd...................    21,000     36,017
    Henderson Land Development Co., Ltd...............   170,936  1,130,092
#   HK Electric Investments & HK Electric
      Investments, Ltd................................   259,000    179,734
    HKR International, Ltd............................   352,800    193,629
*   HNA International Investment Holdings, Ltd........   272,000     17,316
    Hon Kwok Land Investment Co., Ltd.................    20,000      7,442
    Hong Kong & China Gas Co., Ltd....................   243,511    497,386
    Hong Kong Aircraft Engineering Co., Ltd...........    10,400    103,058
    Hong Kong Exchanges and Clearing, Ltd.............    43,219  1,173,832
    Hong Kong Ferry Holdings Co., Ltd.................    27,000     38,936

                                     1554

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
HONG KONG -- (Continued)
*   Hong Kong Television Network, Ltd. ADR............     3,847 $   21,005
    Hongkong & Shanghai Hotels, Ltd. (The)............    87,307    115,897
    Hongkong Chinese, Ltd.............................   184,495     33,305
    Hopewell Holdings, Ltd............................   134,000    462,257
#   Hsin Chong Construction Group, Ltd................   876,000    102,768
    Hung Hing Printing Group, Ltd.....................    92,000     12,602
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................   535,000    233,890
    Hysan Development Co., Ltd........................    85,000    365,474
*   I-CABLE Communications, Ltd.......................   374,000     29,395
*   Imagi International Holdings, Ltd................. 2,464,000     59,992
*   International Standard Resources Holdings, Ltd....   550,000     14,384
*   iOne Holdings, Ltd................................   480,000     25,930
    IPE Group, Ltd....................................   220,000     28,366
*   IRC, Ltd..........................................   420,533     17,575
    IT, Ltd...........................................   128,000     42,218
    ITC Corp., Ltd....................................   538,000     58,987
    Johnson Electric Holdings, Ltd....................   138,625    469,662
    K Wah International Holdings, Ltd.................   348,926    192,012
    Kerry Logistics Network, Ltd......................   115,750    179,017
    Kerry Properties, Ltd.............................   181,000    675,681
    Kingmaker Footwear Holdings, Ltd..................   186,000     35,019
#   Kingston Financial Group, Ltd..................... 1,169,000    424,473
*   Ko Yo Chemical Group, Ltd.........................   556,000     42,208
    Kowloon Development Co., Ltd......................   182,000    230,231
    L'Occitane International SA.......................    97,750    248,010
    Lai Sun Development Co., Ltd...................... 4,694,000    102,297
    Lerado Group Holding Co., Ltd.....................    84,000      5,139
    Li & Fung, Ltd....................................   334,000    258,800
    Lifestyle International Holdings, Ltd.............   183,500    299,198
    Lippo China Resources, Ltd........................ 1,744,000     70,848
    Liu Chong Hing Investment, Ltd....................    86,000    107,564
    Luk Fook Holdings International, Ltd..............   134,000    376,081
    Lung Kee Bermuda Holdings.........................    40,000     11,464
#*  Macau Legend Development, Ltd.....................   297,000     80,731
    Magnificent Estates...............................   500,000     17,716
    Man Wah Holdings, Ltd.............................   288,800    259,474
*   Mason Financial Holdings, Ltd.....................   300,000     11,813
*   Mei Ah Entertainment Group, Ltd...................    80,000     10,091
#   Melco Crown Entertainment, Ltd. ADR...............    11,953    246,590
#   Melco International Development, Ltd..............   190,000    324,458
    MGM China Holdings, Ltd...........................    55,600    117,811
#*  Midland Holdings, Ltd.............................   166,666     74,128
    Ming Fai International Holdings, Ltd..............   107,000     11,727
    Miramar Hotel & Investment........................    31,000     53,667
*   Mongolian Mining Corp............................. 1,658,500     51,532
    MTR Corp., Ltd....................................    94,930    422,627
    NagaCorp, Ltd.....................................   490,000    399,149
    National Electronic Hldgs.........................    28,000      4,185
    Natural Beauty Bio-Technology, Ltd................   100,000      7,346
*   Neo-Neon Holdings, Ltd............................   136,500     20,398
*   Neptune Group, Ltd................................ 1,010,000     13,378
    New World Development Co., Ltd....................   830,439  1,002,789
    Newocean Energy Holdings, Ltd.....................   384,000    171,035

                                     1555

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
HONG KONG -- (Continued)
    Next Media, Ltd...................................   124,000 $   11,663
    NWS Holdings, Ltd.................................   254,180    380,095
*   O Luxe Holdings, Ltd..............................   346,500     21,219
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................   675,000     46,928
    Orient Overseas International, Ltd................    66,000    326,932
    Oriental Watch Holdings...........................    96,400     14,667
*   Pacific Andes International Holdings, Ltd......... 1,128,607     37,804
#   Pacific Basin Shipping, Ltd.......................   837,000    288,965
    Pacific Textiles Holdings, Ltd....................   198,000    314,374
    Paliburg Holdings, Ltd............................    52,000     18,449
#   Paradise Entertainment, Ltd.......................   132,000     30,569
    PCCW, Ltd......................................... 1,117,511    668,753
*   Pearl Oriental Oil, Ltd...........................   638,000     20,560
    Perfect Shape PRC Holdings, Ltd...................    88,000     19,845
#   Pico Far East Holdings, Ltd.......................   314,000     92,741
*   Ping Shan Tea Group, Ltd.......................... 3,076,000     24,151
    Playmates Holdings, Ltd...........................    58,000     67,360
    Playmates Toys, Ltd...............................   332,000     62,047
*   PME Group, Ltd....................................   430,000     10,426
#   Polytec Asset Holdings, Ltd.......................   770,000    106,218
    Power Assets Holdings, Ltd........................    53,000    498,890
#   Prada SpA.........................................    31,100    143,140
    Public Financial Holdings, Ltd....................    72,000     36,314
    PYI Corp., Ltd.................................... 1,982,000     47,274
    Regal Hotels International Holdings, Ltd..........   164,000     94,770
#   SA SA International Holdings, Ltd.................   244,000    109,435
    Samsonite International SA........................   310,200  1,011,548
    Sands China, Ltd..................................    66,000    291,276
    SAS Dragon Hldg, Ltd..............................   216,000     47,288
    SEA Holdings, Ltd.................................    90,000     81,973
    Shangri-La Asia, Ltd..............................   425,166    547,542
    Shenwan Hongyuan HK, Ltd..........................   112,500     56,085
*   Shougang Concord Grand Group, Ltd.................   154,000      9,430
*   Shun Ho Technology Holdings, Ltd..................     8,250      2,894
    Shun Tak Holdings, Ltd............................   581,499    318,336
*   Silver base Group Holdings, Ltd...................   162,546     31,384
    Sing Tao News Corp., Ltd..........................    64,000     10,153
    Singamas Container Holdings, Ltd..................   524,000     85,167
    Sino Land Co., Ltd................................   415,820    646,272
    Sitoy Group Holdings, Ltd.........................   105,000     56,204
#   SJM Holdings, Ltd.................................   305,301    355,141
    SmarTone Telecommunications Holdings, Ltd.........   152,586    311,317
*   SOCAM Development, Ltd............................    86,444     59,856
*   Solartech International Hldgs, Ltd................   540,000     20,555
    Soundwill Holdings, Ltd...........................     6,000      9,798
    South China Holdings..............................   928,000     84,991
    Stella International Holdings, Ltd................   134,500    362,362
    Stelux Holdings International, Ltd................    43,000      5,375
    Sun Hung Kai & Co., Ltd...........................   263,529    175,012
    Sun Hung Kai Properties, Ltd......................   130,588  2,003,850
    Swire Pacific, Ltd. Class A.......................    51,500    660,215
    Swire Pacific, Ltd. Class B.......................    85,000    200,172
    Swire Properties, Ltd.............................    39,800    127,971
*   Symphony Holdings, Ltd............................   700,000     73,006

                                     1556

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
HONG KONG -- (Continued)
    Tai Sang Land Development, Ltd....................  20,710 $    11,327
    Tan Chong International, Ltd......................  24,000       8,139
    Tao Heung Holdings, Ltd...........................   2,000         820
#   Techtronic Industries Co., Ltd.................... 312,500   1,104,510
    Television Broadcasts, Ltd........................ 108,000     569,139
    Texwinca Holdings, Ltd............................ 266,000     321,637
*   Titan Petrochemicals Group, Ltd................... 380,000          24
    Tradelink Electronic Commerce, Ltd................ 144,000      31,358
    Transport International Holdings, Ltd.............  46,800     127,710
#   Trinity, Ltd...................................... 416,000      63,256
#*  TSC Group Holdings, Ltd........................... 199,000      55,709
#   Tsui Wah Holdings, Ltd............................ 126,000      38,156
#*  United Laboratories International Holdings, Ltd.
      (The)........................................... 220,500     132,869
*   Up Energy Development Group, Ltd.................. 524,000      18,566
    Value Partners Group, Ltd......................... 249,000     289,550
    Vanke Property Overseas, Ltd......................   2,000       2,150
    Varitronix International, Ltd..................... 113,000      85,780
    Victory City International Holdings, Ltd.......... 596,512      92,305
    Vitasoy International Holdings, Ltd............... 172,000     258,245
    VST Holdings, Ltd................................. 291,600      99,641
#   VTech Holdings, Ltd...............................  28,900     359,536
    Wharf Holdings, Ltd. (The)........................ 242,000   1,535,870
    Wheelock & Co., Ltd............................... 117,000     601,606
*   Winfull Group Holdings, Ltd....................... 280,000      17,324
    Wing On Co. International, Ltd....................  32,000     110,563
    Wing Tai Properties, Ltd.......................... 102,000      62,938
#   Wynn Macau, Ltd...................................  86,000     177,359
    Xinyi Glass Holdings, Ltd......................... 760,000     396,567
    Yeebo International Hldg.......................... 106,000      22,549
    YGM Trading, Ltd..................................  20,000      20,886
    Yue Yuen Industrial Holdings, Ltd................. 203,500     662,393
                                                               -----------
TOTAL HONG KONG.......................................          51,439,574
                                                               -----------
HUNGARY -- (0.1%)
*   FHB Mortgage Bank P.L.C...........................   6,244      17,176
*   Magyar Telekom Telecommunications P.L.C...........  74,888     108,458
*   Magyar Telekom Telecommunications P.L.C.
      Sponsored ADR...................................   4,178      30,144
    MOL Hungarian Oil & Gas P.L.C.....................   6,194     326,285
    OTP Bank P.L.C....................................  26,482     542,706
    Richter Gedeon Nyrt...............................  15,943     256,146
                                                               -----------
TOTAL HUNGARY.........................................           1,280,915
                                                               -----------
INDIA -- (2.2%)
    Aarti Industries..................................   7,537      48,940
    Aban Offshore, Ltd................................   7,592      35,241
    ABB India, Ltd....................................   3,501      75,647
*   ABG Shipyard, Ltd.................................   7,485      20,972
    ACC, Ltd..........................................   6,260     135,366
    Adani Enterprises, Ltd............................  48,713      66,014
    Adani Ports & Special Economic Zone, Ltd..........  84,017     426,074

                                     1557

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
*   Adani Power, Ltd.................................. 224,063 $   95,678
*   Adani Transmissions, Ltd..........................  48,713     20,969
    Aditya Birla Nuvo, Ltd............................  14,095    480,685
    Aegis Logistics, Ltd..............................   3,665     50,158
    AIA Engineering, Ltd..............................   3,923     60,729
    Ajanta Pharma, Ltd................................   3,425     83,833
    Akzo Nobel India, Ltd.............................     399      8,476
    Alembic Pharmaceuticals, Ltd......................   9,657    107,799
    Allahabad Bank....................................  40,781     58,317
    Allcargo Logistics, Ltd...........................     986      4,624
*   Alok Industries, Ltd..............................  90,000      9,102
    Alstom India, Ltd.................................   5,412     69,146
    Alstom T&D India, Ltd.............................   2,769     24,273
    Amara Raja Batteries, Ltd.........................  11,770    161,555
    Ambuja Cements, Ltd............................... 156,891    570,056
    Amtek Auto, Ltd...................................  33,199     87,148
    Anant Raj, Ltd....................................  27,862     17,889
    Andhra Bank.......................................  42,383     48,903
    Apollo Hospitals Enterprise, Ltd..................  11,454    243,703
    Apollo Tyres, Ltd.................................  90,043    284,068
*   Arvind Infrastructure, Ltd........................   4,747         --
    Arvind, Ltd.......................................  57,700    285,323
    Ashok Leyland, Ltd................................ 262,408    345,808
    Ashoka Buildcon, Ltd..............................  12,606     36,252
    Asian Paints, Ltd.................................  15,640    215,293
    Atul, Ltd.........................................   3,454     68,532
    Aurobindo Pharma, Ltd............................. 115,730  1,365,894
    Axis Bank, Ltd....................................  95,600    856,394
    Bajaj Auto, Ltd...................................   3,566    140,268
    Bajaj Corp., Ltd..................................   2,421     17,229
    Bajaj Electricals, Ltd............................   4,500     18,131
    Bajaj Finance, Ltd................................   2,807    239,644
    Bajaj Finserv, Ltd................................   7,080    203,756
*   Bajaj Hindusthan Sugar, Ltd.......................  80,199     18,446
    Bajaj Holdings & Investment, Ltd..................   7,265    165,717
    Balkrishna Industries, Ltd........................   7,920     83,855
    Ballarpur Industries, Ltd.........................  70,689     16,648
    Balmer Lawrie & Co., Ltd..........................   2,289     22,599
*   Balrampur Chini Mills, Ltd........................  21,074     16,638
    Bank of Baroda....................................  52,985    147,345
    Bank of India.....................................  44,069    112,541
    Bank Of Maharashtra...............................  32,893     19,709
    BASF India, Ltd...................................     998     18,470
    Bata India, Ltd...................................   6,548    121,966
    BEML, Ltd.........................................   7,419    175,539
    Berger Paints India, Ltd..........................  53,120    179,943
    BGR Energy Systems, Ltd...........................   2,982      5,648
    Bharat Electronics, Ltd...........................   3,237    200,464
    Bharat Forge, Ltd.................................  14,420    257,839
    Bharat Heavy Electricals, Ltd.....................  70,234    304,525
    Bharat Petroleum Corp., Ltd.......................  21,693    315,709
    Bharti Airtel, Ltd................................  72,132    471,550
    Bhushan Steel, Ltd................................  16,410     15,080

                                     1558

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
INDIA -- (Continued)
    Biocon, Ltd....................................... 14,763 $105,186
    Birla Corp., Ltd..................................  4,033   27,919
    Blue Dart Express, Ltd............................    403   43,990
    Blue Star, Ltd....................................  2,257   13,277
    Bombay Dyeing & Manufacturing Co., Ltd............ 20,078   27,335
*   Bosch, Ltd........................................    584  226,744
    Britannia Industries, Ltd.........................  2,752  135,386
    Cadila Healthcare, Ltd............................  8,226  242,868
    Cairn India, Ltd.................................. 77,169  207,872
    Canara Bank....................................... 23,955  102,912
    Carborundum Universal, Ltd........................  4,300   12,302
    Castex Technologies, Ltd.......................... 22,737   62,812
    CCL Products India, Ltd........................... 13,096   49,566
    Ceat, Ltd.........................................  5,348   76,442
    Central Bank Of India............................. 53,793   88,466
    Century Plyboards India, Ltd......................  6,288   20,498
    Century Textiles & Industries, Ltd................ 13,610  149,310
    CESC, Ltd......................................... 16,500  145,161
    Chambal Fertilizers and Chemicals, Ltd............ 50,908   47,970
*   Chennai Petroleum Corp., Ltd...................... 11,326   33,809
    Cipla, Ltd........................................ 25,875  285,968
    City Union Bank, Ltd.............................. 51,975   82,014
    Clariant Chemicals India, Ltd.....................  2,514   32,125
    CMC, Ltd..........................................  1,382   41,788
    Colgate-Palmolive India, Ltd......................  4,749  145,860
    Container Corp. Of India, Ltd.....................  9,341  239,672
    Coromandel International, Ltd..................... 20,716   78,117
    Corp. Bank........................................ 47,980   38,181
    Cox & Kings, Ltd.................................. 24,792  112,836
    Credit Analysis & Research, Ltd...................    854   18,892
    CRISIL, Ltd.......................................    848   26,968
    Crompton Greaves, Ltd............................. 78,725  226,352
    Cummins India, Ltd................................  9,452  147,466
    Cyient, Ltd.......................................  2,752   23,345
    Dabur India, Ltd.................................. 30,848  141,400
*   DB Realty, Ltd.................................... 17,964   17,271
*   DCB Bank, Ltd..................................... 51,948  106,637
    Deepak Fertilisers & Petrochemicals Corp., Ltd....  3,118    6,865
    Delta Corp., Ltd.................................. 30,239   35,668
*   DEN Networks, Ltd.................................  8,119   20,504
    Dena Bank......................................... 73,169   51,656
    Dewan Housing Finance Corp., Ltd.................. 17,931  134,634
*   Dish TV India, Ltd................................ 76,802  138,681
    Dishman Pharmaceuticals & Chemicals, Ltd..........  7,157   23,289
    Divi's Laboratories, Ltd..........................  4,590  140,551
    DLF, Ltd.......................................... 98,300  176,250
    Dr Reddy's Laboratories, Ltd. ADR................. 12,143  781,402
    eClerx Services, Ltd..............................  1,581   36,541
    Edelweiss Financial Services, Ltd.................  6,232    6,356
    Eicher Motors, Ltd................................  2,071  616,588
    EID Parry India, Ltd.............................. 10,009   23,179
    EIH, Ltd.......................................... 28,044   49,212
    Emami, Ltd........................................  4,358   88,678

                                     1559

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Engineers India, Ltd..............................  19,629 $ 74,157
*   Eros International Media, Ltd.....................  10,555   95,937
    Escorts, Ltd......................................   9,996   21,904
*   Essar Oil, Ltd....................................  61,934  186,387
    Essar Ports, Ltd..................................     164      267
    Essel Propack, Ltd................................   7,352   17,642
    Eveready Industries India, Ltd....................   7,591   39,055
    Exide Industries, Ltd.............................  63,662  144,845
    FAG Bearings India, Ltd...........................     224   16,751
    FDC, Ltd..........................................   3,431    8,875
    Federal Bank, Ltd................................. 315,748  332,120
    Financial Technologies India, Ltd.................   3,882    9,001
    Finolex Cables, Ltd...............................  13,626   54,152
    Finolex Industries, Ltd...........................  15,310   65,865
*   Firstsource Solutions, Ltd........................  78,398   41,969
*   Fortis Healthcare, Ltd............................  40,536  120,474
*   Future Consumer Enterprise, Ltd................... 100,564   26,252
    Future Retail, Ltd................................  30,859   59,113
    GAIL India, Ltd...................................  49,122  271,806
    Gateway Distriparks, Ltd..........................  19,428  112,534
    Gati, Ltd.........................................   6,028   16,877
    Glenmark Pharmaceuticals, Ltd.....................  11,592  182,127
    Global Offshore Services, Ltd.....................   3,483   33,315
    GMR Infrastructure, Ltd........................... 322,692   70,867
    Godfrey Phillips India, Ltd.......................     255    2,257
    Godrej Consumer Products, Ltd.....................   1,252   26,805
    Godrej Industries, Ltd............................  16,321   99,472
    Godrej Properties, Ltd............................  17,152   71,694
    Grasim Industries, Ltd............................   5,183  300,184
    Great Eastern Shipping Co., Ltd. (The)............  24,793  134,422
    Greaves Cotton, Ltd...............................  19,528   45,372
    Gruh Finance, Ltd.................................  10,568   40,389
    Gujarat Alkalies & Chemicals, Ltd.................   5,058   13,280
    Gujarat Fluorochemicals, Ltd......................   3,905   43,137
    Gujarat Gas, Ltd..................................   7,972   92,441
    Gujarat Mineral Development Corp., Ltd............  12,483   17,763
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.............................................   2,664    2,678
*   Gujarat Pipavav Port, Ltd.........................  17,640   64,712
    Gujarat State Fertilisers & Chemicals, Ltd........  40,083   45,745
    Gujarat State Petronet, Ltd.......................  46,094   92,909
*   GVK Power & Infrastructure, Ltd...................  63,703    9,030
*   Hathway Cable & Datacom, Ltd......................   8,515    6,635
    Havells India, Ltd................................  29,435  127,825
*   HCL Infosystems, Ltd..............................  22,200   15,738
    HCL Technologies, Ltd.............................  34,608  540,010
    HDFC Bank, Ltd....................................  51,927  900,150
    HDFC Bank, Ltd. ADR...............................   2,000  124,940
*   HeidelbergCement India, Ltd.......................   7,778    8,842
    Hero MotoCorp, Ltd................................   3,652  152,992
*   Hexa Tradex, Ltd..................................   5,313    1,877
    Hexaware Technologies, Ltd........................  34,366  153,480
*   Himachal Futuristic Communications, Ltd........... 241,925   49,881

                                     1560

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
    Hindalco Industries, Ltd.......................... 285,390 $  467,479
*   Hindustan Construction Co., Ltd................... 129,998     45,027
    Hindustan Petroleum Corp., Ltd....................  14,756    212,731
    Hindustan Unilever, Ltd...........................   4,577     65,827
    Honeywell Automation India, Ltd...................     710     96,093
*   Housing Development & Infrastructure, Ltd......... 110,205    147,474
    HSIL, Ltd.........................................  19,048     89,048
    ICICI Bank, Ltd...................................  45,800    215,596
    ICICI Bank, Ltd. Sponsored ADR....................  88,280    888,980
    IDBI Bank, Ltd.................................... 117,600    120,261
    Idea Cellular, Ltd................................ 146,697    396,147
    IDFC, Ltd......................................... 142,144    331,778
    IFCI, Ltd.........................................  70,683     27,367
    IIFL Holdings, Ltd................................  56,463    172,723
*   India Cements, Ltd. (The).........................  65,357     94,348
    Indiabulls Housing Finance, Ltd...................  10,453    120,486
    Indian Bank.......................................  21,645     44,666
*   Indian Hotels Co., Ltd............................  66,755     98,024
    Indian Oil Corp., Ltd.............................  11,712     79,372
    Indian Overseas Bank..............................  44,957     26,614
    Indoco Remedies, Ltd..............................   2,590     13,782
    Indraprastha Gas, Ltd.............................  10,376     78,475
    IndusInd Bank, Ltd................................  51,899    788,591
    Infosys, Ltd......................................  92,926  1,565,162
    Infosys, Ltd. Sponsored ADR.......................  11,240    190,068
    Ingersoll-Rand India, Ltd.........................   1,721     25,776
*   Intellect Design Arena, Ltd.......................  12,479     27,137
    Ipca Laboratories, Ltd............................   7,325     77,284
    IRB Infrastructure Developers, Ltd................  21,395     81,818
    ITC, Ltd..........................................  50,309    255,397
    Jagran Prakashan, Ltd.............................  14,570     30,270
    Jain Irrigation Systems, Ltd...................... 130,917    151,858
*   Jaiprakash Associates, Ltd........................ 294,915     44,340
    Jammu & Kashmir Bank, Ltd. (The)..................  73,050    119,323
*   Jaypee Infratech, Ltd.............................  64,208     13,697
    JB Chemicals & Pharmaceuticals, Ltd...............   7,549     33,415
    JBF Industries, Ltd...............................   4,529     21,164
    Jindal Saw, Ltd...................................  43,483     51,661
    Jindal Steel & Power, Ltd.........................  79,009     96,797
    JK Cement, Ltd....................................   6,182     65,140
    JK Lakshmi Cement, Ltd............................   4,965     26,067
    JK Tyre & Industries, Ltd.........................  17,615     31,477
    JM Financial, Ltd.................................  45,037     36,583
    JSW Energy, Ltd................................... 118,798    155,700
    JSW Steel, Ltd....................................  32,589    421,934
*   Jubilant Foodworks, Ltd...........................   3,004     85,917
    Jubilant Life Sciences, Ltd.......................  10,260     41,983
    Just Dial, Ltd....................................   1,095     18,525
    Jyothy Laboratories, Ltd..........................   3,882     18,360
    Kajaria Ceramics, Ltd.............................     392      4,544
    Kakinada Fertilizers, Ltd.........................  69,051      2,264
    Kalpataru Power Transmission, Ltd.................  14,040     59,509
    Karnataka Bank, Ltd. (The)........................  50,080    109,391

                                     1561

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
INDIA -- (Continued)
    Karur Vysya Bank, Ltd. (The)......................  13,394 $   99,539
    Kaveri Seed Co., Ltd..............................   3,867     44,853
    KEC International, Ltd............................  22,398     50,784
*   Kesoram Industries, Ltd...........................   6,410      9,632
    Kolte-Patil Developers, Ltd.......................   4,030     12,084
    Kotak Mahindra Bank, Ltd..........................  65,068    705,958
    KPIT Technologies, Ltd............................  24,990     43,354
    KRBL, Ltd.........................................   7,772     22,717
    L&T Finance Holdings, Ltd.........................  46,886     51,794
    Lakshmi Machine Works, Ltd........................     692     38,736
    Lakshmi Vilas Bank, Ltd. (The)....................  14,735     20,425
    Larsen & Toubro, Ltd..............................  19,119    533,423
    LIC Housing Finance, Ltd..........................  21,876    170,085
    Lupin, Ltd........................................  12,300    325,783
*   Mahanagar Telephone Nigam, Ltd....................  64,508     19,045
    Maharashtra Seamless, Ltd.........................   6,338     18,321
    Mahindra & Mahindra Financial Services, Ltd.......  38,440    154,684
    Mahindra & Mahindra, Ltd..........................  48,494  1,026,372
    Mahindra & Mahindra, Ltd. GDR.....................  12,272    261,911
*   Mahindra CIE Automotive, Ltd......................  13,377     54,351
    Mahindra Lifespace Developers, Ltd................   3,460     24,054
    Manappuram Finance, Ltd...........................  48,431     20,625
*   Mangalore Refinery & Petrochemicals, Ltd..........  46,650     52,650
    Marico, Ltd.......................................   6,574     44,909
    Maruti Suzuki India, Ltd..........................   7,420    500,843
    MAX India, Ltd....................................  23,095    196,376
    McLeod Russel India, Ltd..........................  16,505     58,197
    Merck, Ltd........................................   2,147     27,431
    Metalyst Forgings, Ltd............................   7,876     15,102
    MindTree, Ltd.....................................  15,524    310,873
    Monsanto India, Ltd...............................      98      4,979
    Motherson Sumi Systems, Ltd.()....................  14,684     79,568
    Motherson Sumi Systems, Ltd.(6743990).............  29,367    158,860
    Motilal Oswal Financial Services, Ltd.............   6,733     37,355
    Mphasis, Ltd......................................   5,725     37,627
    MRF, Ltd..........................................     486    309,935
    Muthoot Finance, Ltd..............................   6,741     20,903
    Natco Pharma, Ltd.................................   2,511     90,778
    National Aluminium Co., Ltd....................... 104,971     57,997
    Nava Bharat Ventures, Ltd.........................   1,957      5,131
    Navneet Education, Ltd............................  17,351     27,523
    NCC, Ltd.......................................... 151,636    194,086
    NHPC, Ltd......................................... 121,665     35,936
    NIIT Technologies, Ltd............................   6,924     52,114
*   Nirvikara Paper Mills, Ltd........................     839        984
    NTPC, Ltd.........................................  81,153    171,459
    Oberoi Realty, Ltd................................   7,704     31,503
    Oil & Natural Gas Corp., Ltd......................  19,773     84,028
    Oil India, Ltd....................................  13,111     88,509
    OMAXE, Ltd........................................  14,260     29,903
    Oracle Financial Services Software, Ltd...........   2,808    176,795
    Orient Cement, Ltd................................   9,034     26,092
    Oriental Bank of Commerce.........................  23,491     62,456

                                     1562

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    Page Industries, Ltd..............................     362 $ 77,799
    PC Jeweller, Ltd..................................   6,284   44,966
    Peninsula Land, Ltd...............................  10,444    4,187
    Persistent Systems, Ltd...........................   7,632   79,125
    Petronet LNG, Ltd.................................  47,982  144,040
    Pfizer, Ltd.......................................   2,026   69,470
    Phoenix Mills, Ltd. (The).........................   5,631   32,335
    PI Industries, Ltd................................   2,250   23,022
    Pidilite Industries, Ltd..........................  11,464   99,637
*   Pipavav Defence & Offshore Engineering Co., Ltd...  25,205   23,615
    Polaris Consulting & Services Ltd.................  31,098   92,572
    Power Grid Corp. of India, Ltd....................  37,509   82,883
    Praj Industries, Ltd..............................  38,085   65,143
    Prestige Estates Projects, Ltd....................   5,299   18,198
    PTC India Financial Services, Ltd.................  51,751   34,389
    PTC India, Ltd....................................  75,922   81,599
*   Punj Lloyd, Ltd...................................  71,973   30,184
    Punjab National Bank..............................   9,075   21,223
    PVR, Ltd..........................................   3,383   44,497
    Radico Khaitan, Ltd...............................   6,715    9,855
    Rain Industries, Ltd..............................  12,419    8,223
    Rallis India, Ltd.................................  14,230   48,242
    Ramco Cements, Ltd. (The).........................  15,000   83,435
    Raymond, Ltd......................................  16,326  120,399
    Redington India, Ltd..............................  34,627   63,693
*   REI Agro, Ltd.....................................  71,019      555
    Relaxo Footwears, Ltd.............................   3,596   31,337
*   Reliance Communications, Ltd...................... 130,452  143,076
    Reliance Industries, Ltd..........................  62,417  974,228
    Reliance Industries, Ltd. GDR.....................   9,355  291,359
    Reliance Infrastructure, Ltd......................  18,343  118,051
*   Reliance Power, Ltd............................... 123,191   81,623
    Repco Home Finance, Ltd...........................   1,891   20,240
    Rolta India, Ltd..................................  34,772   61,664
    Ruchi Soya Industries, Ltd........................  16,055    9,214
    Rural Electrification Corp., Ltd..................  13,757   58,112
    Sanofi India, Ltd.................................   1,238   82,791
*   Shipping Corp. of India, Ltd......................  48,621   49,099
    Shree Cement, Ltd.................................   1,212  217,218
*   Shree Renuka Sugars, Ltd..........................  66,795    9,167
    Shriram City Union Finance, Ltd...................     902   24,601
    Shriram Transport Finance Co., Ltd................   7,725  107,944
    Shyam Century Ferrous.............................   6,288      461
    Siemens, Ltd......................................   7,062  160,315
    Sintex Industries, Ltd............................  99,586  179,833
    SJVN, Ltd.........................................  29,837   11,847
    SKF India, Ltd....................................   3,176   64,003
    Sobha, Ltd........................................  12,527   68,432
    Sonata Software, Ltd..............................   5,986   14,495
    South Indian Bank, Ltd. (The)..................... 222,165   79,101
    SRF, Ltd..........................................   8,369  179,896
    Star Ferro and Cement, Ltd........................   6,288   15,607
    State Bank of Bikaner & Jaipur....................   6,124   50,924

                                     1563

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
INDIA -- (Continued)
    State Bank of India...............................  63,980 $268,422
    State Bank of India GDR...........................   4,702  196,669
    Sterlite Technologies, Ltd........................  45,756   72,513
    Strides Arcolab, Ltd..............................   6,009  118,958
*   Sun Pharma Advanced Research Co., Ltd.............  11,442   72,821
    Sun Pharmaceutical Industries, Ltd................  41,082  525,993
    Sun TV Network, Ltd...............................  28,173  147,713
    Sundram Fasteners, Ltd............................   4,488   12,389
    Supreme Industries, Ltd...........................  13,945  135,489
    Syndicate Bank....................................  56,680   83,791
    Tata Chemicals, Ltd...............................  22,561  172,313
    Tata Communications, Ltd..........................  12,550   87,961
    Tata Consultancy Services, Ltd....................   9,718  380,337
    Tata Elxsi, Ltd...................................   4,728  125,530
    Tata Global Beverages, Ltd........................ 113,462  247,486
*   Tata Motors, Ltd.................................. 134,041  802,044
    Tata Power Co., Ltd............................... 119,400  127,345
    Tata Steel, Ltd................................... 114,871  440,625
*   Tata Teleservices Maharashtra, Ltd................  65,868    7,695
    Tech Mahindra, Ltd................................  45,860  378,202
    Thermax, Ltd......................................   4,656   75,662
    Timken India, Ltd.................................   5,879   55,274
    Titagarh Wagons, Ltd..............................  15,510   28,151
    Titan Co., Ltd....................................   9,863   49,760
    Torrent Pharmaceuticals, Ltd......................   8,466  189,560
    Torrent Power, Ltd................................  19,842   45,319
    Transport Corp. of India, Ltd.....................   1,434    5,930
    Trent, Ltd........................................     655   12,451
    Triveni Turbine, Ltd..............................  41,519   80,632
    Tube Investments of India, Ltd....................  18,724  115,582
*   TV18 Broadcast, Ltd............................... 154,724   89,565
    TVS Motor Co., Ltd................................  34,636  128,324
    UCO Bank..........................................  79,300   64,982
    Ultratech Cement, Ltd.............................   4,462  218,902
    Unichem Laboratories, Ltd.........................   2,817   11,138
    Union Bank of India...............................  49,767  136,119
*   Unitech, Ltd...................................... 475,609   55,906
    United Breweries, Ltd.............................   4,407   72,488
    UPL, Ltd..........................................  74,807  623,560
    V-Guard Industries, Ltd...........................   1,328   19,725
    VA Tech Wabag, Ltd................................   2,988   35,665
    Vakrangee, Ltd....................................  37,386   96,629
    Vardhman Textiles, Ltd............................   4,278   53,315
    Vedanta Ltd....................................... 133,851  270,739
    Vedanta, Ltd. ADR.................................  16,541  133,158
    Videocon Industries, Ltd..........................  32,482   78,152
    Vijaya Bank.......................................  34,615   22,050
    VIP Industries, Ltd...............................  10,856   16,271
    Voltas, Ltd.......................................  27,567  136,660
    WABCO India, Ltd..................................     137   12,881
    Welspun Corp., Ltd................................  36,901   84,338
*   Welspun Enterprises, Ltd..........................   9,144    8,867
    Welspun India, Ltd................................   5,895   82,224

                                     1564

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    Wipro, Ltd........................................    56,124 $   499,951
    Wockhardt, Ltd....................................     9,139     223,994
    Yes Bank, Ltd.....................................    65,619     847,797
    Zee Entertainment Enterprises, Ltd................    52,912     329,800
    Zensar Technologies, Ltd..........................     4,461      66,203
                                                                 -----------
TOTAL INDIA...........................................            50,032,669
                                                                 -----------
INDONESIA -- (0.5%)
    Ace Hardware Indonesia Tbk PT.....................   836,600      39,543
    Adaro Energy Tbk PT............................... 4,578,500     199,595
    Adhi Karya Persero Tbk PT.........................   397,100      67,446
    Agung Podomoro Land Tbk PT........................ 3,051,400      83,392
    AKR Corporindo Tbk PT.............................   357,000     151,647
    Alam Sutera Realty Tbk PT......................... 4,425,100     164,928
*   Aneka Tambang Persero Tbk PT...................... 1,548,500      54,272
    Arwana Citramulia Tbk PT..........................   232,600       9,623
    Asahimas Flat Glass Tbk PT........................    86,500      45,218
    Astra Agro Lestari Tbk PT.........................   160,600     238,196
    Astra International Tbk PT........................ 2,176,300   1,068,676
*   Bakrie and Brothers Tbk PT........................ 5,212,000       3,853
*   Bakrie Telecom Tbk PT............................. 4,680,500      17,300
    Bank Bukopin Tbk PT............................... 1,262,200      58,283
    Bank Central Asia Tbk PT..........................   256,000     247,798
    Bank Danamon Indonesia Tbk PT.....................   704,663     218,765
    Bank Mandiri Persero Tbk PT.......................   681,409     478,399
    Bank Negara Indonesia Persero Tbk PT..............   543,120     190,890
*   Bank Pan Indonesia Tbk PT......................... 1,316,000     103,480
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..............................................   738,500      43,964
    Bank Permata Tbk PT...............................     1,500         172
    Bank Rakyat Indonesia Persero Tbk PT.............. 1,015,700     750,371
    Bank Tabungan Negara Persero Tbk PT............... 1,909,041     165,013
*   Bank Tabungan Pensiunan Nasional Tbk PT...........    54,000      12,572
*   Barito Pacific Tbk PT.............................   293,000       4,801
*   Bayan Resources Tbk PT............................    16,000       9,598
    Benakat Integra Tbk PT............................ 3,406,400      25,163
*   Berlian Laju Tanker Tbk PT........................   514,666          --
    BISI International Tbk PT.........................   548,800      55,897
*   Bumi Resources Tbk PT............................. 1,000,000       3,694
    Bumi Serpong Damai Tbk PT......................... 1,679,200     221,869
    Charoen Pokphand Indonesia Tbk PT.................   659,000     123,346
    Ciputra Development Tbk PT........................ 2,594,176     201,179
    Ciputra Property Tbk PT...........................   436,800      17,096
    Ciputra Surya Tbk PT..............................   276,300      55,161
    Citra Marga Nusaphala Persada Tbk PT..............   435,000      64,303
*   Darma Henwa Tbk PT................................ 3,062,000      11,318
    Eagle High Plantations Tbk PT..................... 2,917,900      83,992
    Elnusa Tbk PT..................................... 1,814,900      51,719
*   Energi Mega Persada Tbk PT........................ 6,952,500      28,742
    Erajaya Swasembada Tbk PT.........................   382,200      14,813
*   Eureka Prima Jakarta Tbk PT.......................   281,000      11,216
*   Exploitasi Energi Indonesia Tbk PT................ 1,212,500       4,761
    Express Transindo Utama Tbk PT....................   502,200      34,480
    Gajah Tunggal Tbk PT..............................   689,200      38,200

                                     1565

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
INDONESIA -- (Continued)
    Global Mediacom Tbk PT............................ 2,061,500 $189,506
    Gudang Garam Tbk PT...............................    43,100  157,613
*   Hanson International Tbk PT....................... 2,225,600  117,577
    Harum Energy Tbk PT...............................   224,000   16,480
    Hexindo Adiperkasa Tbk PT.........................    75,000   12,833
    Holcim Indonesia Tbk PT...........................   435,500   45,708
    Indah Kiat Pulp & Paper Corp. Tbk PT..............   573,600   40,669
*   Indika Energy Tbk PT..............................   671,800   14,405
    Indo Tambangraya Megah Tbk PT.....................    61,900   44,382
    Indocement Tunggal Prakarsa Tbk PT................   121,500  179,594
    Indofood CBP Sukses Makmur Tbk PT.................    19,000   17,277
    Indofood Sukses Makmur Tbk PT.....................   915,400  412,488
*   Indosat Tbk PT....................................   176,750   56,177
*   Inovisi Infracom Tbk PT...........................     7,778       50
    Intiland Development Tbk PT....................... 2,591,000  108,105
    Japfa Comfeed Indonesia Tbk PT.................... 1,747,100   56,778
    Jasa Marga Persero Tbk PT.........................   239,500  101,358
    Kalbe Farma Tbk PT................................ 2,130,000  274,511
    Kawasan Industri Jababeka Tbk PT.................. 6,780,273  129,203
*   Krakatau Steel Persero Tbk PT.....................   970,300   23,238
*   Lippo Cikarang Tbk PT.............................   220,300  135,114
    Lippo Karawaci Tbk PT............................. 4,932,250  420,859
    Malindo Feedmill Tbk PT...........................   371,200   37,134
    Matahari Putra Prima Tbk PT.......................    60,000   12,856
    Mayora Indah Tbk PT...............................   124,833  256,353
    Medco Energi Internasional Tbk PT.................   367,100   69,720
    Media Nusantara Citra Tbk PT......................   613,000   92,597
    Mitra Adiperkasa Tbk PT...........................   300,500  103,220
    MNC Investama Tbk PT.............................. 5,059,700  106,927
    Modernland Realty Tbk PT.......................... 2,032,000   74,307
*   Nirvana Development Tbk PT........................   911,900   12,938
*   Nusantara Infrastructure Tbk PT................... 3,043,000   39,574
    Pabrik Kertas Tjiwi Kimia Tbk PT..................   313,000   15,250
    Pakuwon Jati Tbk PT............................... 3,888,700  119,169
    Pan Brothers Tbk PT............................... 1,291,500   63,004
*   Panin Financial Tbk PT............................ 5,154,600  103,948
    Pembangunan Perumahan Persero Tbk PT..............   475,000  136,878
    Perusahaan Gas Negara Persero Tbk PT..............   421,000  124,366
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT.......................................... 1,315,400  131,566
    Ramayana Lestari Sentosa Tbk PT................... 1,460,024   75,432
    Resource Alam Indonesia Tbk PT....................    57,000    3,291
    Semen Indonesia Persero Tbk PT....................   282,400  210,705
*   Sentul City Tbk PT................................ 9,187,800   59,055
    Sri Rejeki Isman Tbk PT........................... 3,898,800  135,430
*   Sugih Energy Tbk PT............................... 2,876,200   84,625
    Summarecon Agung Tbk PT........................... 3,131,000  402,260
    Surya Citra Media Tbk PT..........................   205,000   44,687
    Surya Semesta Internusa Tbk PT.................... 1,726,000  100,727
    Tambang Batubara Bukit Asam Persero Tbk PT........   324,900  144,012
    Telekomunikasi Indonesia Persero Tbk PT...........    35,000    7,596
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     5,755  247,523
    Tempo Scan Pacific Tbk PT.........................   206,900   30,057
    Tiga Pilar Sejahtera Food Tbk.....................   512,000   72,780

                                     1566

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
INDONESIA -- (Continued)
    Timah Persero Tbk PT.............................. 1,015,156 $    45,444
    Tiphone Mobile Indonesia Tbk PT...................   784,500      56,501
    Total Bangun Persada Tbk PT.......................   501,600      30,373
    Tower Bersama Infrastructure Tbk PT...............   102,500      63,475
*   Trada Maritime Tbk PT.............................   441,000       1,630
*   Truba Alam Manunggal Engineering PT............... 2,841,000       1,050
    Tunas Baru Lampung Tbk PT.........................   326,500      12,052
    Tunas Ridean Tbk PT...............................   537,500      25,445
    Unilever Indonesia Tbk PT.........................    41,600     123,013
    United Tractors Tbk PT............................   188,924     281,812
    Vale Indonesia Tbk PT.............................   716,800     103,608
*   Visi Media Asia Tbk PT............................ 1,219,300      41,011
    Waskita Karya Persero Tbk PT...................... 1,097,963     143,782
    Wijaya Karya Persero Tbk PT.......................   754,500     147,871
*   XL Axiata Tbk PT..................................   435,100      95,246
                                                                 -----------
TOTAL INDONESIA.......................................            12,318,969
                                                                 -----------
IRELAND -- (0.4%)
*   Bank of Ireland................................... 2,564,103   1,076,883
*   Bank of Ireland Sponsored ADR.....................     1,400      23,450
    C&C Group P.L.C...................................    80,495     313,061
    CRH P.L.C.........................................    32,264     954,265
    CRH P.L.C. Sponsored ADR..........................    60,960   1,811,122
    Dragon Oil P.L.C..................................    53,618     608,213
    FBD Holdings P.L.C................................     6,284      52,811
    Glanbia P.L.C.....................................    25,620     534,239
    IFG Group P.L.C...................................    10,052      23,670
    Irish Continental Group P.L.C.....................    26,462     127,069
*   Kenmare Resources P.L.C...........................    77,286       4,586
    Kerry Group P.L.C. Class A........................    14,315   1,087,801
    Kingspan Group P.L.C..............................    48,907   1,231,824
    Paddy Power P.L.C.................................     6,548     584,611
    Smurfit Kappa Group P.L.C.........................    55,531   1,669,971
                                                                 -----------
TOTAL IRELAND.........................................            10,103,576
                                                                 -----------
ISRAEL -- (0.6%)
*   Africa Israel Investments, Ltd....................    44,678      34,451
    Africa Israel Properties, Ltd.....................     1,753      27,488
*   Airport City, Ltd.................................     6,570      70,781
*   Allot Communications, Ltd.........................       931       4,923
*   Alon Blue Square Israel, Ltd......................     4,642       4,486
*   Alrov Properties and Lodgings, Ltd................     2,406      50,042
    Amot Investments, Ltd.............................     8,416      26,384
*   AudioCodes, Ltd...................................     7,800      22,210
*   Azorim-Investment Development & Construction Co.,
      Ltd.............................................    10,744       8,306
    Azrieli Group.....................................     9,944     412,837
    Bank Hapoalim BM..................................   170,549     948,262
*   Bank Leumi Le-Israel BM...........................   194,699     849,124
    Bayside Land Corp.................................       197      62,028
    Bezeq The Israeli Telecommunication Corp., Ltd....   265,698     490,012
    Blue Square Real Estate, Ltd......................       229       7,261
*   Cellcom Israel, Ltd...............................     5,783      35,681

                                     1567

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
ISRAEL -- (Continued)
*   Ceragon Networks, Ltd...............................   2,962 $    3,612
*   Clal Biotechnology Industries, Ltd..................  14,222     14,615
*   Clal Insurance Enterprises Holdings, Ltd............   6,662    116,007
*   Compugen, Ltd.......................................   2,287     14,255
    Delek Automotive Systems, Ltd.......................   8,604     95,798
    Delek Group, Ltd....................................     760    224,442
    Delta-Galil Industries, Ltd.........................   2,490     82,146
    Direct Insurance Financial Investments, Ltd.........   6,685     48,120
    Elbit Systems, Ltd.(6308913)........................   2,679    221,183
    Elbit Systems, Ltd.(M3760D101)......................   1,800    148,248
    Electra, Ltd........................................     693     95,275
*   Equital, Ltd........................................     537      9,420
*   Evogene, Ltd........................................     952      8,609
*   EZchip Semiconductor, Ltd.(6554998).................     586      9,515
*   EZchip Semiconductor, Ltd.(M4146Y108)...............  11,856    195,624
    First International Bank Of Israel, Ltd.............  11,905    170,941
    Formula Systems 1985, Ltd...........................   2,553     78,364
    Fox Wizel, Ltd......................................   1,437     30,356
    Frutarom Industries, Ltd............................   8,502    358,571
*   Hadera Paper, Ltd...................................     279      8,050
    Harel Insurance Investments & Financial Services,
      Ltd...............................................  36,266    179,112
    Industrial Buildings Corp., Ltd.....................   9,822     10,431
    Israel Chemicals, Ltd...............................  20,052    138,765
*   Israel Discount Bank, Ltd. Class A.................. 274,458    554,260
    Ituran Location and Control, Ltd....................   3,383     86,360
*   Jerusalem Oil Exploration...........................   4,473    195,566
*   Kamada, Ltd.........................................  16,184     62,154
    Matrix IT, Ltd......................................  14,912     84,853
*   Mazor Robotics, Ltd.................................   3,869     26,717
    Melisron, Ltd.......................................   3,598    130,416
    Menorah Mivtachim Holdings, Ltd.....................   9,430     99,389
    Migdal Insurance & Financial Holding, Ltd...........  92,558    109,657
    Mivtach Shamir Holdings, Ltd........................   1,032     24,126
    Mizrahi Tefahot Bank, Ltd...........................  35,717    458,243
*   Naphtha Israel Petroleum Corp., Ltd.................   6,735     45,612
    Neto ME Holdings, Ltd...............................     124      7,913
    NICE Systems, Ltd. Sponsored ADR....................   4,616    298,009
*   Nitsba Holdings 1995, Ltd...........................   7,987    149,255
*   Nova Measuring Instruments, Ltd.....................   8,953    110,348
*   Oil Refineries, Ltd................................. 367,454    151,711
    Osem Investments, Ltd...............................   3,812     81,067
*   Partner Communications Co., Ltd.....................   9,556     41,378
*   Partner Communications Co., Ltd. ADR................   1,600      6,800
    Paz Oil Co., Ltd....................................   1,784    287,659
    Phoenix Holdings, Ltd. (The)........................  20,145     60,094
*   Plasson Industries, Ltd.............................     634     21,434
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd...............................................   1,225     58,450
    Sapiens International Corp. NV......................   4,621     49,377
    Shikun & Binui, Ltd.................................  59,172    138,598
*   Shufersal, Ltd......................................  21,302     58,133
*   Strauss Group, Ltd..................................   4,340     68,401
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR..  67,449  4,655,330

                                     1568

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
ISRAEL -- (Continued)
*   Tower Semiconductor, Ltd..........................     4,323 $    58,226
*   Union Bank of Israel..............................     4,714      18,143
                                                                 -----------
TOTAL ISRAEL..........................................            13,513,414
                                                                 -----------
ITALY -- (2.0%)
    A2A SpA...........................................   276,376     352,841
    ACEA SpA..........................................    11,829     155,923
    Alerion Cleanpower SpA............................     2,913       9,522
    Amplifon SpA......................................    20,340     170,532
    Ansaldo STS SpA...................................    24,656     255,153
*   Arnoldo Mondadori Editore SpA.....................    71,829      83,062
    Ascopiave SpA.....................................    15,279      36,755
    Assicurazioni Generali SpA........................    70,772   1,394,721
    Astaldi SpA.......................................    22,586     217,373
    Atlantia SpA......................................    27,083     723,217
*   Autogrill SpA.....................................    24,680     222,844
    Azimut Holding SpA................................    17,346     433,261
*   Banca Carige SpA..................................    61,864     117,906
    Banca Generali SpA................................    11,534     379,206
    Banca IFIS SpA....................................     3,666      91,391
*   Banca Monte dei Paschi di Siena SpA...............   302,599     601,334
    Banca Popolare dell'Emilia Romagna SC.............   183,968   1,619,522
*   Banca Popolare dell'Etruria e del Lazio SC........    52,566      25,246
    Banca Popolare di Milano Scarl.................... 1,628,244   1,761,177
    Banca Popolare di Sondrio SCARL...................   163,595     832,412
    Banca Profilo SpA.................................    61,003      20,224
    Banco di Desio e della Brianza SpA................    12,951      47,990
*   Banco Popolare SC.................................   100,512   1,740,274
    BasicNet SpA......................................     9,483      42,422
    Biesse SpA........................................     3,608      60,748
    Brembo SpA........................................     7,759     349,796
*   Brioschi Sviluppo Immobiliare SpA.................   129,433      14,201
    Brunello Cucinelli SpA............................       982      18,509
    Buzzi Unicem SpA..................................    26,107     445,685
#   Cairo Communication SpA...........................     9,199      45,235
    Cementir Holding SpA..............................    17,955     120,484
*   CIR-Compagnie Industriali Riunite SpA.............   130,208     138,506
    CNH Industrial NV.................................    48,834     438,263
    Credito Emiliano SpA..............................    19,642     165,580
*   Credito Valtellinese SC...........................   419,362     597,790
*   d'Amico International Shipping SA.................    69,418      54,827
    Danieli & C Officine Meccaniche SpA...............     4,275      89,931
    Datalogic SpA.....................................     3,555      51,808
    Davide Campari-Milano SpA.........................    36,106     288,908
    De' Longhi........................................     9,056     220,711
    DiaSorin SpA......................................     4,723     216,940
    Ei Towers SpA.....................................     2,096     134,633
    Enel Green Power SpA..............................   144,312     299,775
    Enel SpA..........................................   163,323     767,446
    Engineering SpA...................................     1,316      84,209
    Eni SpA...........................................   189,933   3,323,944
    Eni SpA Sponsored ADR.............................    35,048   1,226,680
    ERG SpA...........................................    24,058     311,280

                                     1569

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
ITALY -- (Continued)
    Esprinet SpA......................................     6,596 $   58,258
*   Eurotech SpA......................................    11,463     22,347
    Falck Renewables SpA..............................    61,984     81,150
*   Fiat Chrysler Automobiles NV......................    33,922    533,604
*   Finmeccanica SpA..................................   110,299  1,589,315
    FNM SpA...........................................    37,047     23,766
*   Geox SpA..........................................    12,742     51,683
*   Gruppo Editoriale L'Espresso SpA..................    71,607     81,086
    Hera SpA..........................................   129,288    326,116
*   IMMSI SpA.........................................    84,673     55,814
    Industria Macchine Automatiche SpA................     3,521    182,310
*   Intek Group SpA...................................   131,121     48,570
    Interpump Group SpA...............................    17,064    289,894
    Intesa Sanpaolo SpA...............................   745,507  2,870,299
    Iren SpA..........................................   108,074    157,356
    Italcementi SpA...................................    42,024    464,526
    Italmobiliare SpA.................................     2,248     92,545
*   Juventus Football Club SpA........................   149,340     46,901
    La Doria SpA......................................     4,431     62,758
*   Landi Renzo SpA...................................     9,013      8,955
    Luxottica Group SpA...............................     8,362    606,386
    Luxottica Group SpA Sponsored ADR.................     2,300    166,106
*   Maire Tecnimont SpA...............................    24,395     83,998
    MARR SpA..........................................     4,985     92,188
    Mediaset SpA......................................   170,153    861,584
    Mediobanca SpA....................................   135,582  1,477,574
    Mediolanum SpA....................................    36,154    289,440
    Nice SpA..........................................     2,500      7,284
    Parmalat SpA......................................   130,412    343,104
    Piaggio & C SpA...................................    31,537    100,417
    Pirelli & C. SpA..................................    31,874    527,006
    Prima Industrie SpA...............................     1,431     27,272
    Prysmian SpA......................................    45,328  1,040,767
*   RCS MediaGroup SpA................................    34,372     39,692
    Recordati SpA.....................................    19,414    483,523
    Reply SpA.........................................       882     99,530
*   Retelit SpA.......................................    63,982     40,251
    Sabaf SpA.........................................     1,349     18,668
*   Safilo Group SpA..................................    11,653    147,831
#*  Saipem SpA........................................    51,240    447,159
    Salini Impregilo SpA..............................    15,667     74,756
    Salvatore Ferragamo SpA...........................     6,735    212,998
*   Saras SpA.........................................    63,330    142,978
    SAVE SpA..........................................     1,854     26,578
*   Snai SpA..........................................     8,960     12,917
    Snam SpA..........................................    97,484    479,705
    Societa Cattolica di Assicurazioni SCRL...........    35,221    288,101
    Societa Iniziative Autostradali e Servizi SpA.....    21,682    255,109
*   Sogefi SpA........................................    11,540     35,531
    SOL SpA...........................................    12,587    103,635
*   Sorin SpA.........................................    62,558    180,881
*   Telecom Italia SpA................................ 1,585,426  2,100,858
*   Telecom Italia SpA Sponsored ADR..................    48,868    645,058

                                     1570

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
ITALY -- (Continued)
    Tenaris SA........................................   8,006 $   201,351
    Terna Rete Elettrica Nazionale SpA................ 183,955     857,943
*   Tiscali SpA....................................... 763,357      50,791
    Tod's SpA.........................................   1,023     103,342
    Trevi Finanziaria Industriale SpA.................  41,982      77,911
    UniCredit SpA..................................... 306,214   2,030,593
    Unione di Banche Italiane SCPA.................... 216,180   1,753,378
    Unipol Gruppo Finanziario SpA.....................  85,791     459,717
    UnipolSai SpA..................................... 207,925     540,299
    Vittoria Assicurazioni SpA........................   8,898      98,718
*   World Duty Free SpA...............................  20,440     228,690
*   Yoox SpA..........................................   6,522     220,401
    Zignago Vetro SpA.................................   5,465      33,778
                                                               -----------
TOTAL ITALY...........................................          45,963,247
                                                               -----------
JAPAN -- (17.0%)
    77 Bank, Ltd. (The)............................... 102,000     663,599
    A&D Co., Ltd......................................   5,400      21,682
    ABC-Mart, Inc.....................................   3,400     204,143
    Accordia Golf Co., Ltd............................  26,100     275,117
    Achilles Corp.....................................  73,000      90,624
    Adastria Co., Ltd.................................   6,440     311,212
    ADEKA Corp........................................  29,900     386,177
    Aderans Co., Ltd..................................   9,500      76,913
    Advan Co., Ltd....................................   3,500      51,755
    Advantest Corp....................................  15,600     136,345
    Advantest Corp. ADR...............................   3,900      34,164
    Aeon Co., Ltd..................................... 196,905   3,008,857
    Aeon Delight Co., Ltd.............................   5,400     175,410
    Aeon Fantasy Co., Ltd.............................   3,700      56,824
    Aeon Mall Co., Ltd................................   3,980      74,750
    Ahresty Corp......................................   9,700      74,831
    Ai Holdings Corp..................................   8,200     132,743
    Aica Kogyo Co., Ltd...............................   9,400     209,327
    Aichi Bank, Ltd. (The)............................   3,000     168,017
    Aichi Corp........................................  16,200      97,798
    Aichi Steel Corp..................................  47,000     205,758
    Aichi Tokei Denki Co., Ltd........................   7,000      21,097
    Aida Engineering, Ltd.............................  17,000     162,761
    Ain Pharmaciez, Inc...............................   8,800     417,643
    Air Water, Inc....................................  30,000     520,413
    Airport Facilities Co., Ltd.......................  10,300      54,159
    Aisan Industry Co., Ltd...........................  15,500     142,617
    Aisin Seiki Co., Ltd..............................  38,800   1,572,910
    Ajinomoto Co., Inc................................  18,000     413,954
    Akebono Brake Industry Co., Ltd...................  38,100     114,592
    Akita Bank, Ltd. (The)............................  63,000     193,515
    Alamos Gold Inc. Class A Sponsored ADR............   1,892     491,447
    Alconix Corp......................................   4,200      65,225
    Alfresa Holdings Corp.............................  26,200     438,778
    Alinco, Inc.......................................   5,400      48,285
*   Allied Telesis Holdings K.K.......................  38,200      21,858
    Alpen Co., Ltd....................................   6,700     105,746

                                     1571

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Alpine Electronics, Inc...........................  16,200 $  266,900
    Alps Electric Co., Ltd............................  45,300  1,427,811
    Alps Logistics Co., Ltd...........................   2,200     28,293
    Altech Corp.......................................     300      7,284
    Amada Holdings Co., Ltd...........................  87,000    852,171
    Amano Corp........................................  18,800    261,527
    Amiyaki Tei Co., Ltd..............................   1,300     52,113
    Amuse, Inc........................................   1,100     35,878
    ANA Holdings, Inc.................................  51,000    162,399
    Anest Iwata Corp..................................  11,600     73,677
    Anritsu Corp......................................  43,300    310,048
    AOI Pro, Inc......................................   2,300     19,658
    AOKI Holdings, Inc................................  15,800    203,997
    Aomori Bank, Ltd. (The)...........................  76,000    242,648
    Aoyama Trading Co., Ltd...........................  10,500    417,139
    Aozora Bank, Ltd..................................  85,000    326,160
    Arakawa Chemical Industries, Ltd..................   4,400     51,724
    Arata Corp........................................   1,400     23,275
    Arcland Sakamoto Co., Ltd.........................   5,400    130,955
    Arcs Co., Ltd.....................................   8,400    184,065
*   Ardepro Co., Ltd..................................  41,800     41,124
    Ariake Japan Co., Ltd.............................   3,200    138,506
    Arisawa Manufacturing Co., Ltd....................  13,700     94,724
    Artnature, Inc....................................   4,200     35,840
    As One Corp.......................................   4,200    138,507
#   Asahi Co., Ltd....................................   4,100     49,110
    Asahi Diamond Industrial Co., Ltd.................  14,400    137,757
    Asahi Glass Co., Ltd.............................. 155,000    908,109
    Asahi Group Holdings, Ltd.........................  12,200    408,870
    Asahi Holdings, Inc...............................   8,800    133,135
    Asahi Intecc Co., Ltd.............................   4,600    153,703
    Asahi Kasei Corp.................................. 180,000  1,367,332
    Asahi Kogyosha Co., Ltd...........................   6,000     21,426
    Asahi Organic Chemicals Industry Co., Ltd.........  33,000     67,334
    Asanuma Corp......................................  18,000     24,820
    Asax Co., Ltd.....................................     100      1,312
    Ashikaga Holdings Co., Ltd........................  34,200    143,712
    Ashimori Industry Co., Ltd........................  33,000     54,237
#*  Asia Growth Capital, Ltd..........................   7,700     12,843
    Asics Corp........................................   5,000    143,691
    ASKA Pharmaceutical Co., Ltd......................   9,100    117,310
    ASKUL Corp........................................   2,300     83,669
    Astellas Pharma, Inc..............................  28,000    421,454
    Asunaro Aoki Construction Co., Ltd................   2,000     13,582
    Atom Corp.........................................   3,700     26,582
    Autobacs Seven Co., Ltd...........................  17,200    311,873
    Avex Group Holdings, Inc..........................  13,200    221,752
    Awa Bank, Ltd. (The)..............................  73,000    459,516
    Axell Corp........................................   2,500     35,272
    Axial Retailing Inc...............................   3,600    108,836
    Azbil Corp........................................  12,500    296,856
    Bandai Namco Holdings, Inc........................  18,800    416,726
    Bando Chemical Industries, Ltd....................  28,000    118,259

                                     1572

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Bank of Iwate, Ltd. (The).........................   5,500 $  243,312
    Bank of Kochi, Ltd. (The).........................  13,000     17,091
    Bank of Kyoto, Ltd. (The).........................  69,000    813,590
    Bank of Nagoya, Ltd. (The)........................  59,000    230,469
    Bank of Okinawa, Ltd. (The).......................   6,900    288,854
    Bank of Saga, Ltd. (The)..........................  49,000    116,500
    Bank of the Ryukyus, Ltd..........................  14,000    207,993
    Bank of Yokohama, Ltd. (The)...................... 136,000    864,150
    Belc Co., Ltd.....................................   3,600    127,058
    Belluna Co., Ltd..................................  21,400    128,173
    Benefit One, Inc..................................   1,600     35,365
    Benesse Holdings, Inc.............................  15,800    426,101
#   Best Denki Co., Ltd...............................  13,000     15,727
    Bic Camera, Inc...................................  24,400    276,436
    Biofermin Pharmaceutical Co., Ltd.................   1,100     26,613
    Bit-isle, Inc.....................................   7,600     29,043
    BML, Inc..........................................   4,000    124,476
    Bookoff Corp......................................   3,500     25,900
    Bridgestone Corp..................................  31,000  1,168,543
    Broadleaf Co., Ltd................................   7,800     74,611
    BRONCO BILLY Co., Ltd.............................     800     16,275
    Brother Industries, Ltd...........................  37,600    519,410
    Bunka Shutter Co., Ltd............................  20,000    160,127
    C Uyemura & Co., Ltd..............................     600     31,903
    Calbee, Inc.......................................   7,900    352,010
    Calsonic Kansei Corp..............................  53,000    386,598
    Can Do Co., Ltd...................................   3,400     42,368
    Canon Electronics, Inc............................   5,300     99,644
    Canon Marketing Japan, Inc........................  14,100    222,954
    Canon, Inc........................................  39,900  1,276,605
    Canon, Inc. Sponsored ADR.........................   9,399    300,486
    Capcom Co., Ltd...................................  13,800    301,755
    Carlit Holdings Co., Ltd..........................     700      3,088
    Casio Computer Co., Ltd...........................  26,000    517,937
    Cawachi, Ltd......................................   5,200     83,069
    Central Glass Co., Ltd............................  76,000    319,867
    Central Japan Railway Co..........................   3,700    647,284
    Central Sports Co., Ltd...........................   2,500     50,195
    Century Tokyo Leasing Corp........................  16,700    566,534
    Chiba Bank, Ltd. (The)............................  96,000    764,923
    Chiba Kogyo Bank, Ltd. (The)......................  13,800     83,963
    Chino Corp........................................   1,000     10,101
    Chiyoda Co., Ltd..................................   7,200    191,151
    Chiyoda Integre Co., Ltd..........................   5,200    115,186
    Chori Co., Ltd....................................   3,500     54,038
    Chubu Electric Power Co., Inc.....................  35,600    603,900
    Chubu Shiryo Co., Ltd.............................  11,200     95,927
    Chuetsu Pulp & Paper Co., Ltd.....................  29,000     53,321
    Chugai Pharmaceutical Co., Ltd....................   2,800    101,850
    Chugai Ro Co., Ltd................................  20,000     43,683
    Chugoku Bank, Ltd. (The)..........................  40,300    629,488
    Chugoku Electric Power Co., Inc. (The)............  15,000    224,329
    Chugoku Marine Paints, Ltd........................  23,000    166,490

                                     1573

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Chukyo Bank, Ltd. (The)...........................  47,000 $   90,238
    Chuo Spring Co., Ltd..............................   4,000     10,415
    Citizen Holdings Co., Ltd.........................  67,700    451,653
    CKD Corp..........................................  19,600    194,199
#   Clarion Co., Ltd..................................  73,000    208,755
    Cleanup Corp......................................   9,600     71,039
    CMIC Holdings Co., Ltd............................   3,700     50,003
    CMK Corp..........................................  25,600     62,098
    Coca-Cola East Japan Co., Ltd.....................  14,018    257,929
    Coca-Cola West Co., Ltd...........................  20,700    416,948
    Cocokara fine, Inc................................   5,000    187,413
#   COLOPL, Inc.......................................   5,300    102,958
    Colowide Co., Ltd.................................  11,100    173,524
    Computer Engineering & Consulting, Ltd............   6,400     56,487
    COMSYS Holdings Corp..............................  24,500    371,425
    CONEXIO Corp......................................   6,300     74,615
    COOKPAD, Inc......................................   8,700    179,357
*   Cosmo Oil Co., Ltd................................ 205,000    331,988
*   Cosmos Initia Co., Ltd............................   2,200      9,659
    Cosmos Pharmaceutical Corp........................     900    115,629
    CREATE SD HOLDINGS Co., Ltd.......................   3,000    182,345
    Credit Saison Co., Ltd............................  18,300    405,013
    CROOZ, Inc........................................   1,200     47,464
    CTI Engineering Co., Ltd..........................   6,000     58,506
    DA Consortium, Inc................................   5,100     19,200
    Dai Nippon Printing Co., Ltd......................  64,000    710,151
    Dai Nippon Toryo Co., Ltd.........................  43,000     63,816
    Dai-Dan Co., Ltd..................................   9,000     59,365
    Dai-ichi Life Insurance Co., Ltd. (The)...........  55,000  1,117,181
    Dai-ichi Seiko Co., Ltd...........................   3,500     50,518
    Daibiru Corp......................................  19,800    180,772
    Daicel Corp.......................................  75,000  1,016,557
    Daido Kogyo Co., Ltd..............................  11,553     22,633
    Daido Metal Co., Ltd..............................  14,000    133,058
    Daido Steel Co., Ltd..............................  87,000    329,953
    Daidoh, Ltd.......................................   4,000     16,458
    Daifuku Co., Ltd..................................  22,700    327,970
    Daihatsu Diesel Manufacturing Co., Ltd............   3,000     18,546
    Daihatsu Motor Co., Ltd...........................  44,900    637,658
    Daihen Corp.......................................  31,000    144,431
    Daiho Corp........................................   8,000     32,007
    Daiichi Jitsugyo Co., Ltd.........................  18,000    100,254
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............     300      8,522
    Daiichi Sankyo Co., Ltd...........................  58,000  1,187,675
    Daiichikosho Co., Ltd.............................  11,000    432,512
    Daiken Corp.......................................  20,000     54,501
    Daiken Medical Co., Ltd...........................   1,200     11,386
    Daiki Aluminium Industry Co., Ltd.................  10,000     31,285
    Daikin Industries, Ltd............................   7,000    452,393
    Daikoku Denki Co., Ltd............................   4,700     67,751
    Daikokutenbussan Co., Ltd.........................   1,800     69,552
    Daikyo, Inc.......................................  81,000    137,201
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  27,000    127,339

                                     1574

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Daio Paper Corp...................................  30,000 $  341,509
    Daisan Bank, Ltd. (The)...........................  57,000     91,033
    Daiseki Co., Ltd..................................   9,100    174,245
    Daishi Bank, Ltd. (The)........................... 115,000    495,963
    Daishinku Corp....................................  13,000     28,301
    Daiso Co., Ltd....................................  23,000     87,551
    Daisyo Corp.......................................   2,500     32,534
    Daito Pharmaceutical Co., Ltd.....................   4,180    107,356
    Daito Trust Construction Co., Ltd.................   4,700    496,335
    Daiwa House Industry Co., Ltd.....................  46,000  1,144,121
    Daiwa Securities Group, Inc....................... 212,000  1,647,331
    Daiwabo Holdings Co., Ltd.........................  68,000    128,329
    DC Co., Ltd.......................................   3,800     12,870
    DCM Holdings Co., Ltd.............................  29,700    270,359
    Dena Co., Ltd.....................................  23,900    474,810
    Denki Kagaku Kogyo K.K............................ 164,000    681,996
    Denso Corp........................................  16,200    802,966
    Dentsu, Inc.......................................   7,700    435,754
    Denyo Co., Ltd....................................   5,400     81,286
    Descente, Ltd.....................................  11,000    162,346
    DIC Corp.......................................... 222,000    522,411
    Disco Corp........................................   2,700    208,627
    DKS Co., Ltd......................................  21,000     62,643
    DMG Mori Co., Ltd.................................  23,000    354,229
    Don Quijote Holdings Co., Ltd.....................   6,400    272,836
    Doshisha Co., Ltd.................................   6,000    111,129
    Doutor Nichires Holdings Co., Ltd.................   9,300    149,603
    Dowa Holdings Co., Ltd............................  56,000    532,090
    Dr Ci:Labo Co., Ltd...............................   4,800     87,955
    DTS Corp..........................................   5,100    113,889
    Dunlop Sports Co., Ltd............................   3,300     31,805
    Eagle Industry Co., Ltd...........................   8,000    161,100
    East Japan Railway Co.............................   8,700    858,232
    Ebara Corp........................................ 110,000    499,115
    Ebara Jitsugyo Co., Ltd...........................     900     10,868
#   EDION Corp........................................  31,600    208,605
#   Ehime Bank, Ltd. (The)............................  51,000    109,384
    Eidai Co., Ltd....................................   7,000     25,906
    Eighteenth Bank, Ltd. (The).......................  56,000    165,583
    Eiken Chemical Co., Ltd...........................   6,200    122,276
    Eisai Co., Ltd....................................   4,200    274,113
    Eizo Corp.........................................   5,800    132,108
    Elecom Co., Ltd...................................   3,700     84,300
    Electric Power Development Co., Ltd...............   5,400    186,633
    Elematec Corp.....................................   1,652     38,481
    en-japan, Inc.....................................   2,800     63,361
    Endo Lighting Corp................................   3,500     39,036
    Enplas Corp.......................................   3,500    141,010
*   Enshu, Ltd........................................   3,000      2,950
    EPS Holdings, Inc.................................   6,800     82,500
    Excel Co., Ltd....................................   5,400     85,455
    Exedy Corp........................................  11,600    286,718
    Ezaki Glico Co., Ltd..............................   9,500    520,490

                                     1575

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
JAPAN -- (Continued)
#   F-Tech, Inc.........................................   1,300 $   12,636
    F@N Communications, Inc.............................   4,600     34,971
    FALCO HOLDINGS Co., Ltd.............................     500      6,744
    FamilyMart Co., Ltd.................................   4,200    202,977
    Fancl Corp..........................................  11,500    177,725
    FANUC Corp..........................................   2,000    333,573
    Fast Retailing Co., Ltd.............................   1,500    742,046
    FCC Co., Ltd........................................  11,500    180,664
#*  FDK Corp............................................  21,000     22,507
    Feed One Holdings Co., Ltd..........................  37,880     49,142
    Ferrotec Corp.......................................  13,000     90,156
    FIDEA Holdings Co., Ltd.............................  43,800     93,915
    Fields Corp.........................................   6,700    108,076
    Financial Products Group Co., Ltd...................   8,400     65,830
    FINDEX, Inc.........................................   4,200     42,819
    FJ Next Co., Ltd....................................   2,000      9,879
    Foster Electric Co., Ltd............................   6,700    137,668
    FP Corp.............................................   6,400    206,404
    France Bed Holdings Co., Ltd........................  27,000     41,585
    FTGroup Co., Ltd....................................   1,000     18,065
    Fudo Tetra Corp.....................................  50,200     78,480
    Fuji Co., Ltd.......................................   4,100     91,489
    Fuji Corp., Ltd.....................................  11,200     62,972
    Fuji Electric Co., Ltd.............................. 141,000    582,929
    Fuji Furukawa Engineering & Construction Co., Ltd...   1,000      2,580
    Fuji Heavy Industries, Ltd..........................  20,900    772,203
    Fuji Kiko Co., Ltd..................................   4,000     20,382
    Fuji Kyuko Co., Ltd.................................   9,000     89,858
    Fuji Media Holdings, Inc............................  13,200    170,268
    Fuji Oil Co., Ltd.(6356848).........................  16,300    273,126
    Fuji Oil Co., Ltd.(6581361).........................  22,500     84,730
    Fuji Pharma Co., Ltd................................   3,100     55,348
    Fuji Seal International, Inc........................   7,000    216,470
    Fuji Soft, Inc......................................   7,200    150,440
    Fujibo Holdings, Inc................................  38,000     73,223
    Fujicco Co., Ltd....................................   6,000    125,485
    FUJIFILM Holdings Corp..............................  28,600  1,134,239
    Fujikura Kasei Co., Ltd.............................   5,300     23,761
    Fujikura Rubber, Ltd................................   7,500     42,040
    Fujikura, Ltd....................................... 114,000    603,485
    Fujimi, Inc.........................................   4,600     62,903
    Fujimori Kogyo Co., Ltd.............................   4,500    126,016
*   Fujisash Co., Ltd...................................  55,900     61,293
    Fujishoji Co., Ltd..................................   1,500     17,339
    Fujita Kanko, Inc...................................  11,000     37,481
    Fujitec Co., Ltd....................................  17,000    176,087
    Fujitsu Frontech, Ltd...............................   5,600     86,497
    Fujitsu General, Ltd................................  18,000    255,414
    Fujitsu, Ltd........................................ 186,500    978,370
    FuKoKu Co., Ltd.....................................   1,400     12,948
    Fukuda Corp.........................................  10,000     65,205
    Fukui Bank, Ltd. (The)..............................  98,000    210,237
    Fukuoka Financial Group, Inc........................  99,400    510,851

                                     1576

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
JAPAN -- (Continued)
     Fukushima Bank, Ltd. (The)......................... 120,000 $   96,725
     Fukushima Industries Corp..........................   5,200    103,529
     Fukuyama Transporting Co., Ltd.....................  48,000    246,583
     Funai Soken Holdings Inc...........................   3,700     53,888
     Furukawa Battery Co., Ltd. (The)...................   3,000     21,731
     Furukawa Co., Ltd..................................  73,000    142,384
     Furukawa Electric Co., Ltd......................... 257,000    426,531
     Furuno Electric Co., Ltd...........................  10,100     74,052
     Furusato Industries, Ltd...........................   1,500     21,800
     Furuya Metal Co., Ltd..............................     100      2,004
     Fuso Pharmaceutical Industries, Ltd................  14,000     33,609
     Futaba Industrial Co., Ltd.........................  23,100     97,746
     Future Architect, Inc..............................   8,300     51,388
     Fuyo General Lease Co., Ltd........................   3,400    142,476
     G-Tekt Corp........................................   7,800     72,225
     Gakken Holdings Co., Ltd...........................  21,000     41,650
     GCA Savvian Corp...................................   5,700     88,365
     Gecoss Corp........................................   7,400     71,269
     Geo Holdings Corp..................................  12,700    174,882
     GLOBERIDE, Inc.....................................  28,000     37,229
     Glory, Ltd.........................................  15,800    459,409
     GMO internet, Inc..................................  16,400    273,752
     GMO Payment Gateway, Inc...........................   3,800    124,363
     Godo Steel, Ltd....................................  57,000    103,373
     Goldcrest Co., Ltd.................................   6,610    135,350
     Goldwin, Inc.......................................  13,000     95,855
     Gourmet Kineya Co., Ltd............................   3,000     23,808
     Gree, Inc..........................................  28,600    168,208
     GS Yuasa Corp...................................... 119,000    474,844
     GSI Creos Corp.....................................  29,000     31,332
     Gulliver International Co., Ltd....................  13,700    135,799
     Gun-Ei Chemical Industry Co., Ltd..................   5,000     13,546
     GungHo Online Entertainment, Inc...................  24,900     82,632
     Gunma Bank, Ltd. (The).............................  94,000    698,559
     Gunze, Ltd.........................................  58,000    157,609
     Gurunavi, Inc......................................   5,600     89,303
     H-One Co., Ltd.....................................   3,700     21,010
     H2O Retailing Corp.................................  23,225    484,703
     Hachijuni Bank, Ltd. (The).........................  98,000    760,547
     Hagihara Industries, Inc...........................     200      3,280
     Hakudo Co., Ltd....................................   2,800     31,883
     Hakuhodo DY Holdings, Inc..........................  42,700    477,092
     Hakuto Co., Ltd....................................   5,400     66,388
     Hamakyorex Co., Ltd................................   2,700    103,419
     Hamamatsu Photonics K.K............................  11,000    286,068
     Hankyu Hanshin Holdings, Inc....................... 189,000  1,193,915
     Hanwa Co., Ltd.....................................  68,000    295,322
     Happinet Corp......................................   5,000     52,814
     Hard Off Corp. Co., Ltd............................     700      8,700
     Harima Chemicals Group, Inc........................     700      2,771
     Harmonic Drive Systems, Inc........................   3,100     46,280
     Haseko Corp........................................  34,200    433,073
     Hazama Ando Corp...................................  56,620    299,899

                                     1577

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Heiwa Corp........................................  11,900 $  261,325
    Heiwa Real Estate Co., Ltd........................  12,600    181,806
    Heiwado Co., Ltd..................................   9,300    201,103
    HI-LEX Corp.......................................   3,400    109,151
    Hiday Hidaka Corp.................................   4,147    100,978
    Higashi-Nippon Bank, Ltd. (The)...................  51,000    191,161
    Higo Bank, Ltd. (The).............................  38,000    234,559
    Hikari Tsushin, Inc...............................   4,000    279,233
    Hino Motors, Ltd..................................  18,000    232,940
    Hioki EE Corp.....................................   2,200     49,264
    Hiramatsu, Inc....................................     900      5,725
    Hiroshima Bank, Ltd. (The)........................ 130,000    761,844
    Hiroshima Gas Co., Ltd............................  10,500     40,677
    HIS Co., Ltd......................................   4,800    174,546
    Hisamitsu Pharmaceutical Co., Inc.................   4,500    163,589
    Hitachi Capital Corp..............................  18,000    488,938
    Hitachi Chemical Co., Ltd.........................  20,900    369,574
    Hitachi Construction Machinery Co., Ltd...........  38,000    631,803
    Hitachi High-Technologies Corp....................  14,400    335,636
    Hitachi Koki Co., Ltd.............................  22,800    184,603
    Hitachi Kokusai Electric, Inc.....................  23,000    310,100
    Hitachi Metals, Ltd...............................  28,210    419,400
    Hitachi Transport System, Ltd.....................  13,800    248,762
    Hitachi Zosen Corp................................  52,300    275,278
    Hitachi, Ltd...................................... 465,000  3,012,634
    Hitachi, Ltd. ADR.................................  10,080    655,603
    Hochiki Corp......................................   8,900     68,967
    Hodogaya Chemical Co., Ltd........................  36,000     51,415
    Hogy Medical Co., Ltd.............................   2,700    131,252
*   Hokkaido Electric Power Co., Inc..................  22,700    273,744
    Hokkaido Gas Co., Ltd.............................   7,000     16,214
    Hokkan Holdings, Ltd..............................  15,000     34,731
    Hokko Chemical Industry Co., Ltd..................   7,000     26,615
    Hokkoku Bank, Ltd. (The).......................... 101,000    367,947
    Hokuetsu Bank, Ltd. (The).........................  78,000    157,235
    Hokuetsu Industries Co., Ltd......................   7,000     50,322
    Hokuetsu Kishu Paper Co., Ltd.....................  52,100    311,127
    Hokuhoku Financial Group, Inc..................... 276,000    651,622
    Hokuriku Electric Industry Co., Ltd...............  15,000     20,173
    Hokuriku Electric Power Co........................  21,200    325,894
    Hokuto Corp.......................................   5,300    105,896
    Honda Motor Co., Ltd.............................. 126,500  4,250,084
    Honda Motor Co., Ltd. Sponsored ADR...............  37,467  1,272,379
    Honeys Co., Ltd...................................   6,570     54,724
    Hoosiers Holdings.................................  11,900     47,913
    Horiba, Ltd.......................................   9,500    359,006
    Hoshizaki Electric Co., Ltd.......................   4,100    244,385
    Hosokawa Micron Corp..............................  12,000     56,552
    Howa Machinery, Ltd...............................   4,600     27,533
    Hoya Corp.........................................  16,300    689,299
    Hyakugo Bank, Ltd. (The)..........................  85,000    405,629
    Hyakujushi Bank, Ltd. (The).......................  87,000    292,469
    I-Net Corp/Kanagawa...............................   3,300     32,120

                                     1578

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Ibiden Co., Ltd...................................  37,500 $  619,986
    IBJ Leasing Co., Ltd..............................   4,200     98,759
    Ichibanya Co., Ltd................................   1,600     67,880
    Ichiken Co., Ltd..................................   2,000      4,177
    Ichikoh Industries, Ltd...........................  24,000     52,370
    Ichinen Holdings Co., Ltd.........................   5,400     50,457
    Ichiyoshi Securities Co., Ltd.....................  10,400     95,317
    Idec Corp.........................................   6,400     54,940
    Idemitsu Kosan Co., Ltd...........................  28,400    522,018
    Ihara Chemical Industry Co., Ltd..................  11,000    132,892
    IHI Corp.......................................... 115,000    457,035
    Iida Group Holdings Co., Ltd......................  20,916    367,132
    Iino Kaiun Kaisha, Ltd............................  31,100    149,671
    IJT Technology Holdings Co., Ltd..................   3,000     11,987
    Ikegami Tsushinki Co., Ltd........................  14,000     18,416
    Ikyu Corp.........................................   3,700     77,550
    Imasen Electric Industrial........................   6,800     68,279
    Imperial Hotel, Ltd...............................   1,100     25,149
    Inaba Denki Sangyo Co., Ltd.......................   6,400    217,997
    Inabata & Co., Ltd................................  16,000    170,778
    Inageya Co., Ltd..................................   5,200     61,585
    Ines Corp.........................................   8,100     79,381
    Infocom Corp......................................   4,900     50,771
    Information Services International-Dentsu, Ltd....   3,600     42,961
    Innotech Corp.....................................   9,600     37,244
    Intage Holdings, Inc..............................   3,800     63,642
    Internet Initiative Japan, Inc....................   9,300    177,903
    Inui Global Logistics Co., Ltd....................   1,800     13,669
    Iriso Electronics Co., Ltd........................   1,200     79,576
    Ise Chemical Corp.................................   3,000     16,332
    Iseki & Co., Ltd..................................  76,000    139,144
    Isetan Mitsukoshi Holdings, Ltd...................  44,000    800,423
*   Ishihara Sangyo Kaisha, Ltd....................... 139,000    128,831
    Isuzu Motors, Ltd.................................  45,500    629,821
    IT Holdings Corp..................................  25,500    583,973
    Ito En, Ltd.......................................   9,800    227,802
    ITOCHU Corp.......................................  85,300  1,044,228
    Itochu Enex Co., Ltd..............................  20,000    196,100
    Itochu Techno-Solutions Corp......................  11,200    261,498
    Itochu-Shokuhin Co., Ltd..........................   1,400     49,106
    Itoham Foods, Inc.................................  44,000    243,819
    Itoki Corp........................................  15,800     85,498
    IwaiCosmo Holdings, Inc...........................   7,200     93,567
    Iwasaki Electric Co., Ltd.........................  37,000     75,151
    Iwatani Corp......................................  65,000    397,707
    Iyo Bank, Ltd. (The)..............................  62,443    793,901
    Izumi Co., Ltd....................................   6,200    289,160
*   Izutsuya Co., Ltd.................................  71,000     44,152
    J Front Retailing Co., Ltd........................  48,600    913,044
    J Trust Co., Ltd..................................   1,300     10,628
    J-Oil Mills, Inc..................................  38,000    128,774
    Jalux, Inc........................................     800     17,372
    Jamco Corp........................................   2,000     60,488

                                     1579

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
*   Janome Sewing Machine Co., Ltd....................  51,000 $   52,576
    Japan Airport Terminal Co., Ltd...................   8,700    462,828
    Japan Aviation Electronics Industry, Ltd..........  18,000    400,185
#*  Japan Communications, Inc.........................  18,400     62,259
    Japan Drilling Co., Ltd...........................   2,000     51,989
    Japan Exchange Group, Inc.........................  15,900    553,448
    Japan Material Co., Ltd...........................   1,900     27,011
    Japan Pulp & Paper Co., Ltd.......................  19,000     53,675
    Japan Radio Co., Ltd..............................  23,000     77,851
    Japan Steel Works, Ltd. (The).....................  90,000    333,765
    Japan Tobacco, Inc................................  30,000  1,164,500
    Japan Transcity Corp..............................  15,000     57,364
    Japan Vilene Co., Ltd.............................  10,000     66,509
    Japan Wool Textile Co., Ltd. (The)................  25,000    196,957
    JBCC Holdings, Inc................................   2,800     18,499
    JCU Corp..........................................   1,100     43,127
    Jeol, Ltd.........................................  33,000    138,777
    JFE Holdings, Inc.................................  39,632    742,144
    JGC Corp..........................................  26,000    444,031
    Jin Co., Ltd......................................   3,200    155,869
    JK Holdings Co., Ltd..............................     700      3,407
    JMS Co., Ltd......................................   5,000     12,340
    Joban Kosan Co., Ltd..............................   9,000     11,323
    Joshin Denki Co., Ltd.............................  16,000    126,332
    Joyo Bank, Ltd. (The).............................  79,000    467,242
    JP-Holdings, Inc..................................   7,700     21,054
    JSP Corp..........................................   4,400     74,243
    JSR Corp..........................................  18,500    307,845
    JTEKT Corp........................................  35,700    616,474
    Juki Corp.........................................  10,400    119,660
    Juroku Bank, Ltd. (The)........................... 113,000    463,607
*   Justsystems Corp..................................   8,400     57,139
    JVC Kenwood Corp..................................  47,000    110,284
    JX Holdings, Inc.................................. 255,668  1,089,855
    K&O Energy Group, Inc.............................   3,000     43,047
    K's Holdings Corp.................................  11,780    374,539
    kabu.com Securities Co., Ltd......................  52,000    176,934
*   Kadokawa Dwango...................................  13,043    155,433
    Kaga Electronics Co., Ltd.........................   8,000    102,565
#   Kagome Co., Ltd...................................  13,000    214,122
    Kagoshima Bank, Ltd. (The)........................  55,000    375,991
    Kajima Corp.......................................  86,000    426,901
    Kakaku.com, Inc...................................  17,700    281,345
    Kaken Pharmaceutical Co., Ltd.....................  12,000    447,101
    Kakiyasu Honten Co., Ltd..........................   1,200     18,826
    Kameda Seika Co., Ltd.............................   2,500    104,748
    Kamei Corp........................................   7,000     65,400
    Kamigumi Co., Ltd.................................  56,000    526,723
    Kanagawa Chuo Kotsu Co., Ltd......................   7,000     36,906
    Kanamoto Co., Ltd.................................  10,000    242,586
    Kandenko Co., Ltd.................................  37,000    242,443
    Kaneka Corp.......................................  74,000    533,907
    Kanematsu Corp.................................... 138,000    251,552

                                     1580

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
*   Kansai Electric Power Co., Inc. (The).............  35,700 $  484,066
    Kansai Paint Co., Ltd.............................  27,000    439,488
    Kansai Urban Banking Corp.........................  11,500    130,059
    Kanto Denka Kogyo Co., Ltd........................  12,000     84,567
    Kao Corp..........................................  13,800    699,613
*   Kappa Create Holdings Co., Ltd....................   2,900     30,575
    Kasai Kogyo Co., Ltd..............................   7,000     82,474
    Kato Sangyo Co., Ltd..............................   8,100    186,670
    Kato Works Co., Ltd...............................  21,000    123,076
    KAWADA TECHNOLOGIES, Inc..........................   2,400     84,572
    Kawai Musical Instruments Manufacturing Co., Ltd..   4,300     71,379
    Kawasaki Heavy Industries, Ltd.................... 150,000    657,443
    Kawasaki Kisen Kaisha, Ltd........................ 245,000    546,958
    Kawasumi Laboratories, Inc........................   1,000      7,551
    KDDI Corp.........................................  65,400  1,660,248
    Keihan Electric Railway Co., Ltd.................. 126,000    822,921
    Keihanshin Building Co., Ltd......................  12,700     76,755
    Keihin Co., Ltd...................................  29,000     51,464
    Keihin Corp.......................................  15,900    225,811
    Keikyu Corp.......................................  23,000    189,190
    Keio Corp.........................................  30,000    249,597
    Keisei Electric Railway Co., Ltd..................  32,000    390,082
    Keiyo Bank, Ltd. (The)............................  91,000    459,192
    Keiyo Co., Ltd....................................   3,500     16,170
    Kenedix, Inc......................................  42,000    164,153
    Kewpie Corp.......................................  17,800    402,466
    KEY Coffee, Inc...................................   5,200     90,458
    Keyence Corp......................................     452    227,689
*   KI Holdings Co., Ltd..............................   2,000      7,504
    Kikkoman Corp.....................................  13,000    454,360
    Kimoto Co., Ltd...................................   9,200     21,579
    Kinden Corp.......................................  23,000    306,553
*   Kintetsu Department Store Co., Ltd................   3,000      8,224
    Kintetsu Group Holdings Co., Ltd..................  86,000    306,351
    Kintetsu World Express, Inc.......................   3,500    155,562
    Kinugawa Rubber Industrial Co., Ltd...............  17,000     93,590
    Kirin Holdings Co., Ltd...........................  83,740  1,287,580
    Kita-Nippon Bank, Ltd. (The)......................   2,100     59,336
    Kitagawa Iron Works Co., Ltd......................  44,000    104,940
    Kitano Construction Corp..........................  11,000     28,363
    Kito Corp.........................................   5,400     50,551
    Kitz Corp.........................................  33,900    154,899
    Kiyo Bank, Ltd. (The).............................  21,100    308,349
#*  KLab, Inc.........................................   4,100     69,119
*   KNT-CT Holdings Co., Ltd..........................  29,000     50,920
    Koa Corp..........................................  12,000    109,052
    Koatsu Gas Kogyo Co., Ltd.........................   8,000     43,460
    Kobayashi Pharmaceutical Co., Ltd.................   2,600    203,949
    Kobe Bussan Co., Ltd..............................     400     37,821
    Kobe Steel, Ltd................................... 876,000  1,354,995
    Kohnan Shoji Co., Ltd.............................  11,700    158,973
    Kohsoku Corp......................................   2,200     15,971
    Koito Manufacturing Co., Ltd......................  19,000    746,433

                                     1581

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Kojima Co., Ltd...................................   8,800 $   29,141
    Kokusai Co., Ltd..................................   3,100     45,332
    Kokuyo Co., Ltd...................................  28,300    293,924
    KOMAIHALTEC, Inc..................................  12,000     23,204
    Komatsu Wall Industry Co., Ltd....................   3,200     59,181
    Komatsu, Ltd......................................  63,600  1,175,261
    Komehyo Co., Ltd..................................   1,300     40,596
    Komeri Co., Ltd...................................  10,800    260,431
    Konaka Co., Ltd...................................  11,800     65,246
    Konami Corp.......................................  18,500    385,817
    Kondotec, Inc.....................................   4,500     27,904
    Konica Minolta, Inc...............................  82,100  1,023,221
    Konishi Co., Ltd..................................   6,200    117,889
    Konoike Transport Co., Ltd........................   4,200     54,357
    Kose Corp.........................................   7,000    680,145
    Kosei Securities Co., Ltd. (The)..................   9,000     16,025
    Koshidaka Holdings Co., Ltd.......................   2,200     49,446
    Kotobuki Spirits Co., Ltd.........................     500     15,149
    Krosaki Harima Corp...............................  29,000     61,952
    KRS Corp..........................................   2,700     57,352
    Kubota Corp.......................................  19,000    324,950
    Kubota Corp. Sponsored ADR........................   4,000    342,400
    Kumagai Gumi Co., Ltd............................. 108,000    304,690
    Kumiai Chemical Industry Co., Ltd.................  14,000    111,703
    Kura Corp.........................................   4,200    129,401
    Kurabo Industries, Ltd............................  84,000    175,992
    Kuraray Co., Ltd..................................  31,900    376,061
#   Kureha Corp.......................................  49,000    184,960
    Kurimoto, Ltd.....................................  50,000    101,177
    Kurita Water Industries, Ltd......................  22,000    480,788
    Kuroda Electric Co., Ltd..........................   9,700    185,034
    Kusuri No Aoki Co., Ltd...........................   3,600    186,572
    KYB Co., Ltd......................................  74,000    251,600
    Kyocera Corp. Sponsored ADR.......................   6,742    346,674
    Kyodo Printing Co., Ltd...........................  22,000     61,094
    Kyoei Steel, Ltd..................................   6,600    114,218
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  11,000    118,781
    Kyokuto Securities Co., Ltd.......................   6,600     96,521
    Kyokuyo Co., Ltd..................................  24,000     54,206
    KYORIN Holdings, Inc..............................  11,400    222,075
    Kyoritsu Maintenance Co., Ltd.....................   3,960    280,853
    Kyoritsu Printing Co., Ltd........................   3,500      9,279
    Kyosan Electric Manufacturing Co., Ltd............  12,000     36,163
    Kyoto Kimono Yuzen Co., Ltd.......................   5,000     41,386
    Kyowa Exeo Corp...................................  22,200    270,281
    Kyowa Hakko Kirin Co., Ltd........................  24,000    390,525
    Kyudenko Corp.....................................  15,000    263,255
*   Kyushu Electric Power Co., Inc....................  19,000    269,238
    Lasertec Corp.....................................   4,200     53,092
    Lawson, Inc.......................................   3,500    260,335
    LEC, Inc..........................................   1,400     15,370
*   Leopalace21 Corp..................................  71,100    388,801
    Life Corp.........................................   7,400    225,864

                                     1582

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Lintec Corp.......................................  13,800 $  297,853
#   Lion Corp.........................................  36,000    309,531
    LIXIL Group Corp..................................  30,200    605,451
    Look, Inc.........................................   8,000     13,679
    M3, Inc...........................................   8,600    202,654
*   Macnica Fuji Electronics Holdings, Inc............  12,250    151,785
    Maeda Corp........................................  42,000    284,288
    Maeda Kosen Co., Ltd..............................   4,900     43,019
    Maeda Road Construction Co., Ltd..................  18,000    330,616
    Makino Milling Machine Co., Ltd...................  33,000    287,247
    Makita Corp.......................................   7,500    414,054
    Makita Corp. Sponsored ADR........................   5,012    279,018
    Mamiya-Op Co., Ltd................................   8,000     12,062
    Mandom Corp.......................................   3,000    124,039
    Mani, Inc.........................................     800     53,202
    Marubeni Corp..................................... 143,200    795,834
    Marubun Corp......................................   4,300     33,188
    Marudai Food Co., Ltd.............................  38,000    150,477
#*  Maruei Department Store Co., Ltd..................   5,000      5,358
    Marufuji Sheet Piling Co., Ltd....................   3,000      7,857
    Maruha Nichiro Corp...............................   8,500    139,629
    Marui Group Co., Ltd..............................  57,400    802,547
    Maruka Machinery Co., Ltd.........................   2,500     42,243
    Marusan Securities Co., Ltd.......................  17,800    199,003
    Maruwa Co., Ltd...................................   3,400     76,905
    Maruyama Manufacturing Co., Inc...................  14,000     25,861
*   Maruzen CHI Holdings Co., Ltd.....................   3,700     11,872
    Maruzen Showa Unyu Co., Ltd.......................  13,000     45,824
    Marvelous, Inc....................................   6,100     71,062
    Matsuda Sangyo Co., Ltd...........................   5,700     66,103
    Matsui Construction Co., Ltd......................   5,000     25,767
    Matsui Securities Co., Ltd........................   8,000     73,197
    Matsumotokiyoshi Holdings Co., Ltd................   9,800    472,970
    Matsuya Co., Ltd..................................   2,000     37,527
    Matsuya Foods Co., Ltd............................   3,000     58,409
    Max Co., Ltd......................................  12,000    129,703
    Maxvalu Tokai Co., Ltd............................   1,600     23,111
    Mazda Motor Corp..................................  92,500  1,814,442
#   McDonald's Holdings Co. Japan, Ltd................   4,000     85,187
    MEC Co., Ltd......................................   6,900     46,068
    Medical System Network Co., Ltd...................  10,600     43,166
    Medipal Holdings Corp.............................  33,200    591,125
    Megachips Corp....................................   8,700     97,662
    Megmilk Snow Brand Co., Ltd.......................  15,400    241,768
    Meidensha Corp....................................  71,000    238,020
    MEIJI Holdings Co., Ltd...........................   8,887  1,262,240
    Meiko Network Japan Co., Ltd......................   2,000     22,172
    Meisei Industrial Co., Ltd........................  14,100     68,989
    Meitec Corp.......................................   3,700    146,011
    Meiwa Corp........................................   3,900     12,547
    Meiwa Estate Co., Ltd.............................   2,200     10,278
    Melco Holdings, Inc...............................   1,800     31,454
    Message Co., Ltd..................................   3,000     88,427

                                     1583

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Michinoku Bank, Ltd. (The)........................  63,000 $  110,793
    Micronics Japan Co., Ltd..........................   2,200     48,037
    Mie Bank, Ltd. (The)..............................  39,000     86,166
    Mikuni Corp.......................................   7,500     31,811
    Milbon Co., Ltd...................................   1,696     67,056
    Mimasu Semiconductor Industry Co., Ltd............   7,700     68,849
    Minato Bank, Ltd. (The)...........................  61,000    152,038
    Minebea Co., Ltd..................................  70,000  1,094,697
    Ministop Co., Ltd.................................   6,400    132,560
    Miraca Holdings, Inc..............................  10,700    492,492
    Mirait Holdings Corp..............................  21,780    249,915
    Miroku Jyoho Service Co., Ltd.....................     600      4,387
    Misawa Homes Co., Ltd.............................  10,500     85,258
    MISUMI Group, Inc.................................  19,500    240,782
    Mitani Corp.......................................   3,700     96,858
    Mitani Sekisan Co., Ltd...........................   1,200     17,108
    Mito Securities Co., Ltd..........................  23,400     84,116
    Mitsuba Corp......................................  12,500    276,545
    Mitsubishi Chemical Holdings Corp................. 373,000  2,434,422
    Mitsubishi Corp...................................  95,100  2,051,953
    Mitsubishi Electric Corp..........................  66,000    708,856
    Mitsubishi Estate Co., Ltd........................  15,000    333,114
    Mitsubishi Gas Chemical Co., Inc..................  99,000    549,185
    Mitsubishi Heavy Industries, Ltd.................. 297,500  1,572,930
    Mitsubishi Kakoki Kaisha, Ltd.....................  14,000     39,381
    Mitsubishi Logistics Corp.........................  34,000    493,990
    Mitsubishi Materials Corp......................... 250,000    905,017
    Mitsubishi Motors Corp............................ 113,300    963,172
    Mitsubishi Nichiyu Forklift Co., Ltd..............  15,800     75,390
*   Mitsubishi Paper Mills, Ltd....................... 113,000     82,040
    Mitsubishi Pencil Co., Ltd........................   3,400    167,782
    Mitsubishi Research Institute, Inc................   2,200     55,165
    Mitsubishi Shokuhin Co., Ltd......................   2,800     62,099
    Mitsubishi Steel Manufacturing Co., Ltd...........  58,000    118,805
    Mitsubishi Tanabe Pharma Corp.....................  26,500    441,218
    Mitsubishi UFJ Financial Group, Inc............... 615,500  4,479,046
    Mitsubishi UFJ Financial Group, Inc. ADR.......... 398,245  2,919,136
    Mitsuboshi Belting Co., Ltd.......................  18,000    143,189
    Mitsui & Co., Ltd.................................  84,300  1,093,809
    Mitsui Chemicals, Inc............................. 215,000    805,286
    Mitsui Engineering & Shipbuilding Co., Ltd........ 263,000    457,913
    Mitsui Fudosan Co., Ltd...........................  15,000    426,681
    Mitsui High-Tec, Inc..............................   8,800     55,545
    Mitsui Home Co., Ltd..............................   9,000     42,523
    Mitsui Matsushima Co., Ltd........................  73,000     77,037
    Mitsui Mining & Smelting Co., Ltd................. 210,000    516,293
    Mitsui OSK Lines, Ltd............................. 159,000    476,869
    Mitsui Sugar Co., Ltd.............................  31,000    133,817
    Mitsui-Soko Holdings Co., Ltd.....................  44,000    143,379
    Mitsumi Electric Co., Ltd.........................  26,800    170,309
    Miura Co., Ltd....................................  16,800    182,580
    Miyaji Engineering Group, Inc.....................  17,000     27,938
    Miyazaki Bank, Ltd. (The).........................  56,000    181,061

                                     1584

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
JAPAN -- (Continued)
    Miyoshi Oil & Fat Co., Ltd........................    18,000 $   21,053
    Mizuho Financial Group, Inc....................... 1,822,055  3,973,008
    Mizuho Financial Group, Inc. ADR..................     5,047     22,560
    Mizuno Corp.......................................    35,000    167,715
    Mochida Pharmaceutical Co., Ltd...................     2,700    149,783
    Modec, Inc........................................     5,700     79,141
    Monex Group, Inc..................................    53,400    144,699
    Monogatari Corp. (The)............................     1,300     47,040
    MonotaRO Co., Ltd.................................     6,200    326,332
    MORESCO Corp......................................     1,900     31,135
    Morinaga & Co., Ltd...............................    49,000    213,668
    Morinaga Milk Industry Co., Ltd...................    72,000    294,390
    Morita Holdings Corp..............................     9,000     90,228
    Morozoff, Ltd.....................................     6,000     19,350
    Mory Industries, Inc..............................     2,000      6,209
*   Mr Max Corp.......................................     8,300     30,853
    MS&AD Insurance Group Holdings, Inc...............    34,813  1,096,342
    MTI, Ltd..........................................    14,200    100,942
    Murata Manufacturing Co., Ltd.....................     6,600    977,806
    Musashi Seimitsu Industry Co., Ltd................     8,500    154,762
    Musashino Bank, Ltd. (The)........................    11,300    447,069
    Mutoh Holdings Co., Ltd...........................     8,000     23,543
    Nabtesco Corp.....................................    11,800    259,115
    NAC Co., Ltd......................................     6,500     52,435
    Nachi-Fujikoshi Corp..............................    63,000    314,332
    Nagaileben Co., Ltd...............................     4,800    103,470
#   NaganoBank, Ltd. (The)............................    36,000     65,912
    Nagase & Co., Ltd.................................    31,300    399,151
    Nagatanien Co., Ltd...............................     3,000     26,395
    Nagoya Railroad Co., Ltd..........................    81,000    304,150
    Nakabayashi Co., Ltd..............................     4,000      7,903
    Nakamuraya Co., Ltd...............................     8,917     34,020
    Nakanishi, Inc....................................     1,500     59,773
*   Nakayama Steel Works, Ltd.........................    50,000     35,875
    Nankai Electric Railway Co., Ltd..................    60,000    301,851
    Nanto Bank, Ltd. (The)............................    92,000    309,872
    Natori Co., Ltd...................................       500      6,043
    NDS Co., Ltd......................................     9,000     24,247
    NEC Capital Solutions, Ltd........................     2,800     41,423
    NEC Corp..........................................   619,000  1,976,981
    NEC Networks & System Integration Corp............     6,100    127,781
    NET One Systems Co., Ltd..........................    20,800    127,770
    Neturen Co., Ltd..................................    10,000     68,789
*   New Japan Chemical Co., Ltd.......................     8,500     17,961
    Nexon Co., Ltd....................................    16,100    220,455
    Next Co., Ltd.....................................     9,800     73,227
    NGK Insulators, Ltd...............................    26,000    666,373
    NGK Spark Plug Co., Ltd...........................    16,000    423,550
    NH Foods, Ltd.....................................    33,000    802,081
    NHK Spring Co., Ltd...............................    46,700    494,647
    Nice Holdings, Inc................................    16,000     26,901
    Nichi-iko Pharmaceutical Co., Ltd.................    14,600    502,094
    Nichias Corp......................................    24,000    140,693

                                     1585

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Nichiban Co., Ltd.................................   1,000 $  4,977
    Nichicon Corp.....................................  19,900  145,404
    Nichiha Corp......................................   9,600  143,010
    Nichii Gakkan Co..................................  11,200   98,108
    Nichimo Co., Ltd..................................   7,000   10,947
    Nichirei Corp.....................................  97,000  632,846
    Nichireki Co., Ltd................................   9,000   74,242
    Nidec Corp........................................   3,618  323,508
    Nidec Corp. ADR...................................   8,634  193,056
    Nifco, Inc........................................  14,200  613,539
    NIFTY Corp........................................   1,300   14,792
    Nihon Chouzai Co., Ltd............................     130    9,491
    Nihon Dempa Kogyo Co., Ltd........................   8,500   61,460
    Nihon Eslead Corp.................................   3,600   36,690
    Nihon Flush Co., Ltd..............................   2,300   25,263
    Nihon House Holdings Co., Ltd.....................  17,500   82,037
    Nihon Kohden Corp.................................  12,400  275,063
    Nihon M&A Center, Inc.............................   6,100  251,170
    Nihon Nohyaku Co., Ltd............................  18,500  170,472
    Nihon Parkerizing Co., Ltd........................  23,000  213,236
    Nihon Plast Co., Ltd..............................   1,600   10,544
    Nihon Trim Co., Ltd...............................   2,500   73,792
    Nihon Unisys, Ltd.................................  19,700  210,086
    Nihon Yamamura Glass Co., Ltd.....................  46,000   68,286
    Nikkiso Co., Ltd..................................  18,600  180,122
    Nikko Co., Ltd....................................   5,000   17,782
    Nikon Corp........................................  39,500  469,840
    Nippo Corp........................................  17,000  299,040
    Nippon Air Conditioning Services Co., Ltd.........   1,400   13,573
    Nippon Beet Sugar Manufacturing Co., Ltd..........  47,000   78,464
    Nippon Carbide Industries Co., Inc................  32,000   55,733
    Nippon Carbon Co., Ltd............................  10,000   28,918
    Nippon Chemi-Con Corp.............................  58,000  157,376
    Nippon Chemiphar Co., Ltd.........................   9,000   54,333
    Nippon Chutetsukan K.K............................   4,000    7,097
    Nippon Coke & Engineering Co., Ltd................  81,900   75,936
    Nippon Concrete Industries Co., Ltd...............  17,000   69,887
    Nippon Denko Co., Ltd.............................  47,865  109,178
    Nippon Densetsu Kogyo Co., Ltd....................  12,400  221,389
    Nippon Electric Glass Co., Ltd.................... 103,000  499,786
    Nippon Express Co., Ltd........................... 114,000  602,632
    Nippon Fine Chemical Co., Ltd.....................   1,900   14,383
    Nippon Flour Mills Co., Ltd.......................  43,000  286,068
    Nippon Gas Co., Ltd...............................   7,500  248,559
    Nippon Hume Corp..................................   8,700   54,216
    Nippon Kanzai Co., Ltd............................   2,200   54,502
    Nippon Kayaku Co., Ltd............................  42,000  425,462
*   Nippon Kinzoku Co., Ltd...........................  14,000   16,820
    Nippon Kodoshi Corp...............................   2,600   22,702
    Nippon Koei Co., Ltd..............................  26,000   96,030
    Nippon Konpo Unyu Soko Co., Ltd...................  20,900  361,346
    Nippon Koshuha Steel Co., Ltd.....................  20,000   18,543
    Nippon Light Metal Holdings Co., Ltd.............. 185,300  307,609

                                     1586

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
JAPAN -- (Continued)
    Nippon Paint Holdings Co., Ltd......................  11,000 $  315,284
    Nippon Paper Industries Co., Ltd....................  30,000    492,240
    Nippon Parking Development Co., Ltd.................  12,100     16,505
    Nippon Pillar Packing Co., Ltd......................   9,000     79,108
    Nippon Piston Ring Co., Ltd.........................  37,000     63,796
    Nippon Road Co., Ltd. (The).........................  23,000    116,218
    Nippon Seisen Co., Ltd..............................   4,000     18,150
#   Nippon Sharyo, Ltd..................................  30,000     91,166
*   Nippon Sheet Glass Co., Ltd......................... 302,000    311,447
    Nippon Shokubai Co., Ltd............................  32,000    472,596
    Nippon Signal Co., Ltd..............................  11,500    121,725
    Nippon Soda Co., Ltd................................  51,000    304,905
    Nippon Steel & Sumikin Bussan Corp..................  61,520    208,429
*   Nippon Steel & Sumikin Texeng Co., Ltd..............  19,000     94,361
    Nippon Steel & Sumitomo Metal Corp.................. 770,120  1,819,078
    Nippon Suisan Kaisha, Ltd...........................  88,600    279,119
    Nippon Synthetic Chemical Industry Co., Ltd. (The)..  21,000    132,809
    Nippon Telegraph & Telephone Corp...................   5,200    200,266
    Nippon Telegraph & Telephone Corp. ADR..............  12,740    492,146
    Nippon Thompson Co., Ltd............................  24,000    118,395
    Nippon Valqua Industries, Ltd.......................  16,000     41,788
*   Nippon Yakin Kogyo Co., Ltd.........................  55,300     97,235
    Nippon Yusen K.K.................................... 248,000    677,930
    Nipro Corp..........................................  45,100    476,445
    Nishi-Nippon City Bank, Ltd. (The).................. 160,000    485,902
    Nishi-Nippon Railroad Co., Ltd......................  63,000    311,575
    Nishikawa Rubber Co., Ltd...........................     200      3,425
    Nishimatsu Construction Co., Ltd.................... 104,000    379,684
    Nishimatsuya Chain Co., Ltd.........................  15,500    149,109
    Nishio Rent All Co., Ltd............................   5,600    143,375
    Nissan Chemical Industries, Ltd.....................  19,100    418,860
    Nissan Motor Co., Ltd............................... 324,700  3,089,366
    Nissan Shatai Co., Ltd..............................  20,300    257,285
    Nissan Tokyo Sales Holdings Co., Ltd................   3,000      9,170
    Nissei ASB Machine Co., Ltd.........................   3,100     60,764
    Nissei Build Kogyo Co., Ltd.........................  22,000     69,352
    Nissei Plastic Industrial Co., Ltd..................   7,600     62,644
    Nissha Printing Co., Ltd............................   7,600    135,543
    Nisshin Oillio Group, Ltd. (The)....................  42,000    181,488
    Nisshin Seifun Group, Inc...........................  59,070    846,626
    Nisshin Steel Co., Ltd..............................  32,640    377,602
    Nisshinbo Holdings, Inc.............................  50,000    553,894
    Nissin Corp.........................................  35,000    110,043
    Nissin Electric Co., Ltd............................  12,000     71,899
    Nissin Foods Holdings Co., Ltd......................   3,000    135,191
    Nissin Kogyo Co., Ltd...............................  13,000    203,672
    Nitori Holdings Co., Ltd............................   3,700    331,704
    Nitta Corp..........................................   4,200    107,492
    Nitta Gelatin, Inc..................................   4,400     26,398
    Nittetsu Mining Co., Ltd............................  26,000    122,223
    Nitto Boseki Co., Ltd...............................  32,000    171,215
    Nitto Denko Corp....................................  16,700  1,263,905
    Nitto Kogyo Corp....................................   8,000    176,669

                                     1587

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
JAPAN -- (Continued)
     Nitto Kohki Co., Ltd...............................   2,500 $   54,073
     Nittoc Construction Co., Ltd.......................  12,900     48,840
     Noevir Holdings Co., Ltd...........................   1,900     43,138
     NOF Corp...........................................  38,000    314,672
     Nohmi Bosai, Ltd...................................   8,400     97,205
     Nojima Corp........................................   4,300     48,455
     NOK Corp...........................................  26,500    776,215
     Nomura Co., Ltd....................................   6,700     98,695
     Nomura Holdings, Inc...............................  93,000    665,964
     Nomura Holdings, Inc. ADR.......................... 119,749    862,193
     Nomura Real Estate Holdings, Inc...................  32,100    640,134
     Nomura Research Institute, Ltd.....................   3,300    135,354
     Noritake Co., Ltd..................................  42,000     98,213
     Noritz Corp........................................  10,300    169,282
     North Pacific Bank, Ltd............................ 126,000    553,413
     NS Solutions Corp..................................   4,400    173,504
     NS United Kaiun Kaisha, Ltd........................  47,000    106,131
     NSD Co., Ltd.......................................   6,930     93,063
     NSK, Ltd...........................................  45,000    580,699
     NTN Corp........................................... 172,000    976,667
     NTT Data Corp......................................  10,600    506,458
     NTT DOCOMO, Inc.................................... 149,700  3,160,965
     NTT DOCOMO, Inc. Sponsored ADR.....................   9,600    202,272
     NTT Urban Development Corp.........................  15,300    150,376
     NuFlare Technology, Inc............................     600     24,233
     OAK Capital Corp...................................   4,400     11,128
     Obara Group, Inc...................................   2,900    134,820
     Obayashi Corp......................................  69,000    531,040
     Obayashi Road Corp.................................  10,000     53,351
     Obic Co., Ltd......................................   9,700    460,218
     Odakyu Electric Railway Co., Ltd...................  29,000    290,059
     Odelic Co., Ltd....................................     100      3,208
     Oenon Holdings, Inc................................  13,000     22,434
     Ogaki Kyoritsu Bank, Ltd. (The).................... 105,000    375,809
     Ohsho Food Service Corp............................   3,800    127,453
     Oiles Corp.........................................   6,984    113,124
     Oita Bank, Ltd. (The)..............................  46,000    198,371
     Oji Holdings Corp.................................. 195,000    852,601
     Okabe Co., Ltd.....................................  14,000    111,946
     Okamoto Industries, Inc............................  10,000     46,801
     Okamoto Machine Tool Works, Ltd....................  24,000     41,991
     Okamura Corp.......................................  20,000    177,881
     Okasan Securities Group, Inc.......................  28,000    200,158
     Oki Electric Industry Co., Ltd..................... 137,000    281,568
     Okinawa Cellular Telephone Co......................   2,300     70,296
     Okinawa Electric Power Co., Inc. (The).............   5,100    127,434
     OKK Corp...........................................  21,000     29,781
     OKUMA Corp.........................................  41,000    397,377
     Okumura Corp.......................................  61,000    302,303
     Okura Industrial Co., Ltd..........................  12,000     32,615
     Okuwa Co., Ltd.....................................   4,000     32,836
     Olympic Group Corp.................................   1,500      8,846
     Olympus Corp.......................................  12,800    489,772

                                     1588

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Omron Corp........................................  11,800 $  462,363
    ONO Sokki Co., Ltd................................   2,500     20,188
    Onoken Co., Ltd...................................   4,100     38,138
    Onward Holdings Co., Ltd..........................  42,000    272,199
#   OPT Holding, Inc..................................   8,300     43,721
    Optex Co., Ltd....................................   1,300     28,848
    Oracle Corp. Japan................................   2,400    101,003
    Organo Corp.......................................  19,000     77,212
    Oriental Land Co., Ltd............................   4,800    304,446
#   Origin Electric Co., Ltd..........................  14,000     44,000
    Osaka Gas Co., Ltd................................  91,000    363,868
    Osaka Organic Chemical Industry, Ltd..............   1,400      8,180
    Osaka Steel Co., Ltd..............................   4,400     72,832
    OSAKA Titanium Technologies Co., Ltd..............   3,200     83,448
    Osaki Electric Co., Ltd...........................  13,000     69,049
    OSG Corp..........................................  28,200    600,782
    Otsuka Corp.......................................   3,300    173,203
    Otsuka Holdings Co., Ltd..........................  23,400    840,176
    Outsourcing, Inc..................................     800     15,692
    Pacific Industrial Co., Ltd.......................  14,800    144,525
#*  Pacific Metals Co., Ltd...........................  59,000    178,844
    Pack Corp. (The)..................................   2,600     53,342
    Pal Co., Ltd......................................   4,300    135,685
    Paltac Corp.......................................  10,450    203,407
    PanaHome Corp.....................................  29,000    182,504
    Panasonic Corp....................................  88,300  1,031,728
    Panasonic Corp. Sponsored ADR.....................  64,414    751,711
    Panasonic Industrial Devices SUNX Co., Ltd........   5,800     37,393
    Paramount Bed Holdings Co., Ltd...................   5,000    149,306
    Parco Co., Ltd....................................  10,500    104,382
    Park24 Co., Ltd...................................  13,100    238,192
    Pasco Corp........................................   1,000      2,874
    Pasona Group, Inc.................................   5,000     52,691
    Pegasus Sewing Machine Manufacturing Co., Ltd.....   2,500     11,574
    Penta-Ocean Construction Co., Ltd.................  55,000    225,113
    Pigeon Corp.......................................  11,700    355,758
    Pilot Corp........................................   6,600    257,805
    Piolax, Inc.......................................   3,500    180,368
*   Pioneer Corp...................................... 129,700    242,582
    Plenus Co., Ltd...................................   6,400    107,706
    Pocket Card Co., Ltd..............................   9,100     44,969
    Pola Orbis Holdings, Inc..........................   4,200    256,599
    Press Kogyo Co., Ltd..............................  40,300    176,002
    Pressance Corp....................................   2,000     70,868
    Prestige International, Inc.......................   7,300     65,948
    Prima Meat Packers, Ltd...........................  49,000    160,761
    Proto Corp........................................   3,600     56,321
#   PS Mitsubishi Construction Co., Ltd...............   8,600     28,301
    Qol Co., Ltd......................................   1,800     30,488
    Raito Kogyo Co., Ltd..............................  17,000    127,015
    Rakuten, Inc......................................  21,800    350,327
*   Rasa Industries, Ltd..............................  39,000     45,901
    Raysum Co., Ltd...................................   4,300     42,267

                                     1589

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Relo Holdings, Inc................................   2,600 $  279,216
    Renaissance, Inc..................................     500      5,855
    Rengo Co., Ltd....................................  70,000    271,014
    Resona Holdings, Inc.............................. 209,300  1,150,674
    Resorttrust, Inc..................................  14,600    360,796
    Ricoh Co., Ltd.................................... 168,481  1,662,190
    Ricoh Leasing Co., Ltd............................   5,900    187,939
    Right On Co., Ltd.................................   7,700     64,524
    Riken Corp........................................  33,000    124,779
    Riken Technos Corp................................  10,600     44,552
    Riken Vitamin Co., Ltd............................   3,000     96,474
    Ringer Hut Co., Ltd...............................   2,600     61,412
    Rinnai Corp.......................................   1,600    113,105
    Riso Kagaku Corp..................................   7,360    140,253
#*  Riso Kyoiku Co., Ltd..............................   7,600     18,927
    Rock Field Co., Ltd...............................   2,800     72,869
    Rohto Pharmaceutical Co., Ltd.....................  17,600    312,490
    Rokko Butter Co., Ltd.............................   2,100     29,688
    Roland DG Corp....................................   3,600     88,224
    Round One Corp....................................  26,200    128,881
    Royal Holdings Co., Ltd...........................   7,100    123,978
    Ryobi, Ltd........................................  45,000    183,944
    Ryoden Trading Co., Ltd...........................  14,000    110,311
    Ryohin Keikaku Co., Ltd...........................   2,500    532,772
    Ryosan Co., Ltd...................................  11,500    297,078
    S Foods, Inc......................................   4,500     91,059
    Sac's Bar Holdings, Inc...........................   2,550     47,563
    Saibu Gas Co., Ltd................................  60,000    142,230
    Saizeriya Co., Ltd................................   8,300    193,182
    Sakai Chemical Industry Co., Ltd..................  40,000    129,975
    Sakai Heavy Industries, Ltd.......................  16,000     31,461
    Sakai Moving Service Co., Ltd.....................   2,000     94,014
#   Sakai Ovex Co., Ltd...............................  19,000     30,316
    Sakata INX Corp...................................  16,800    132,710
    Sakata Seed Corp..................................   9,400    173,131
    Sala Corp.........................................   3,000     14,371
    SAMTY Co., Ltd....................................   5,500     47,011
    San-A Co., Ltd....................................   5,000    259,071
    San-Ai Oil Co., Ltd...............................  19,000    132,638
    San-In Godo Bank, Ltd. (The)......................  39,000    394,706
    Sanden Holdings Corp..............................  44,000    187,654
    Sanei Architecture Planning Co., Ltd..............   1,300     15,210
    Sangetsu Co., Ltd.................................  19,800    326,238
    Sanken Electric Co., Ltd..........................  48,000    266,855
    Sanko Marketing Foods Co., Ltd....................     700      5,303
    Sanko Metal Industrial Co., Ltd...................   4,000      7,419
    Sankyo Co., Ltd...................................   9,900    375,496
    Sankyo Tateyama, Inc..............................   8,700    128,724
    Sankyu, Inc.......................................  87,000    493,761
    Sanoh Industrial Co., Ltd.........................  10,500     69,166
    Sanrio Co., Ltd...................................   6,100    169,520
    Sansha Electric Manufacturing Co., Ltd............   6,400     47,161
    Sanshin Electronics Co., Ltd......................  10,900    117,804

                                     1590

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Santen Pharmaceutical Co., Ltd....................  15,500 $  228,036
    Sanwa Holdings Corp...............................  66,200    501,518
    Sanyo Chemical Industries, Ltd....................  23,000    166,821
    Sanyo Denki Co., Ltd..............................  10,000     64,510
    Sanyo Electric Railway Co., Ltd...................   3,000     11,420
    Sanyo Shokai, Ltd.................................  38,000    104,168
    Sanyo Special Steel Co., Ltd......................  44,000    193,478
    Sapporo Holdings, Ltd............................. 136,000    517,393
    Sato Holdings Corp................................   5,700    135,195
    Sato Restaurant Systems Co., Ltd..................   5,400     41,202
    Satori Electric Co., Ltd..........................   7,300     55,553
    Sawada Holdings Co., Ltd..........................   7,000     70,018
    Sawai Pharmaceutical Co., Ltd.....................   6,800    416,228
    Saxa Holdings, Inc................................  23,000     52,716
    SBI Holdings, Inc.................................  59,430    825,285
    SBS Holdings, Inc.................................   3,200     27,191
    SCREEN Holdings Co., Ltd..........................  40,000    210,192
    Scroll Corp.......................................   8,200     24,641
    SCSK Corp.........................................   4,900    175,341
    Secom Co., Ltd....................................   7,000    470,934
    Sega Sammy Holdings, Inc..........................  30,900    385,511
    Seika Corp........................................  29,000     70,880
    Seikitokyu Kogyo Co., Ltd.........................  16,300     72,558
    Seiko Epson Corp..................................  40,900    722,621
    Seiko Holdings Corp...............................  51,000    272,946
    Seino Holdings Co., Ltd...........................  33,000    379,553
    Seiren Co., Ltd...................................  10,500    103,937
    Sekisui Chemical Co., Ltd.........................  72,000    798,845
    Sekisui House, Ltd................................  71,000  1,054,720
    Sekisui Jushi Corp................................  10,900    147,840
    Sekisui Plastics Co., Ltd.........................  22,000     79,599
    Senko Co., Ltd....................................  33,000    218,121
    Senshu Electric Co., Ltd..........................   1,300     22,305
    Senshu Ikeda Holdings, Inc........................  87,140    397,387
    Senshukai Co., Ltd................................  13,500     88,410
    Seria Co., Ltd....................................   3,600    162,418
    Seven & I Holdings Co., Ltd.......................  29,900  1,379,626
    Seven Bank, Ltd...................................  40,700    193,844
#*  Sharp Corp........................................ 267,000    353,300
#   Shibaura Mechatronics Corp........................  21,000     42,988
    Shibuya Kogyo Co., Ltd............................   5,000     88,300
    Shidax Corp.......................................   1,700      7,213
    Shiga Bank, Ltd. (The)............................  89,000    473,642
    Shikibo, Ltd......................................  29,000     28,071
    Shikoku Bank, Ltd. (The)..........................  67,000    144,722
    Shikoku Chemicals Corp............................  11,000     95,948
    Shikoku Electric Power Co., Inc...................  24,000    403,878
    Shima Seiki Manufacturing, Ltd....................   9,100    141,677
    Shimachu Co., Ltd.................................  13,100    363,106
    Shimadzu Corp.....................................  48,000    714,540
    Shimamura Co., Ltd................................   5,100    526,215
    Shimano, Inc......................................   2,900    402,035
    Shimizu Bank, Ltd. (The)..........................   1,800     53,321

                                     1591

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Shimizu Corp......................................  59,000 $  517,427
    Shimojima Co., Ltd................................     700      6,110
    Shin Nippon Air Technologies Co., Ltd.............   3,500     29,323
    Shin-Etsu Chemical Co., Ltd.......................  15,100    902,980
    Shin-Keisei Electric Railway Co., Ltd.............   7,000     23,987
    Shinagawa Refractories Co., Ltd...................  17,000     39,735
    Shindengen Electric Manufacturing Co., Ltd........  24,000    111,363
    Shinko Electric Industries Co., Ltd...............  26,400    196,954
    Shinko Plantech Co., Ltd..........................  12,500    103,145
    Shinko Shoji Co., Ltd.............................   9,100     94,537
    Shinmaywa Industries, Ltd.........................  24,000    242,920
    Shinnihon Corp....................................  17,200     82,474
    Shinsei Bank, Ltd................................. 217,000    474,092
    Shinsho Corp......................................   8,000     17,868
    Shionogi & Co., Ltd...............................  23,000    916,315
    Ship Healthcare Holdings, Inc.....................   9,400    199,213
    Shiroki Corp......................................  13,000     37,706
    Shiseido Co., Ltd.................................  31,300    757,094
    Shizuoka Bank, Ltd. (The).........................  74,000    835,872
    Shizuoka Gas Co., Ltd.............................  22,100    158,367
    SHO-BOND Holdings Co., Ltd........................   2,100     84,064
    Shochiku Co., Ltd.................................   9,000     73,871
    Shoko Co., Ltd....................................  25,000     22,781
    Showa Aircraft Industry Co., Ltd..................   2,000     20,118
    Showa Corp........................................  19,200    176,783
    Showa Denko KK.................................... 498,000    613,892
    Showa Sangyo Co., Ltd.............................  28,000    116,330
    Showa Shell Sekiyu K.K............................  45,500    427,271
    Siix Corp.........................................   7,200    175,051
    Sinanen Co., Ltd..................................  10,000     37,906
    Sinfonia Technology Co., Ltd......................  20,000     34,950
    Sinko Industries, Ltd.............................   1,900     19,510
    SKY Perfect JSAT Holdings, Inc....................  48,500    243,459
    SMC Corp..........................................     900    227,987
    SMK Corp..........................................  14,000     64,252
    SMS Co., Ltd......................................   4,200     59,155
    Soda Nikka Co., Ltd...............................   3,000     12,313
    Sodick Co., Ltd...................................  16,000    121,349
    SoftBank Group Corp...............................  27,996  1,547,455
    Software Service, Inc.............................     300     13,188
    Sogo Medical Co., Ltd.............................   3,200    109,389
    Sojitz Corp....................................... 294,700    679,947
    Sompo Japan Nipponkoa Holdings, Inc...............  22,075    777,766
*   Sony Corp.........................................  26,000    737,007
*   Sony Corp. Sponsored ADR..........................  52,202  1,479,927
    Sony Financial Holdings, Inc......................  19,700    376,584
    Sotetsu Holdings, Inc.............................  48,000    282,744
    Space Co., Ltd....................................   4,200     41,820
    Sparx Group Co., Ltd..............................   7,000     20,867
    Square Enix Holdings Co., Ltd.....................   5,900    148,390
    ST Corp...........................................   1,400     12,104
    St Marc Holdings Co., Ltd.........................   5,400    187,949
    Stanley Electric Co., Ltd.........................  22,800    486,727

                                     1592

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Star Micronics Co., Ltd...........................   8,400 $  128,597
    Start Today Co., Ltd..............................   6,000    192,041
    Starts Corp., Inc.................................   5,000     85,818
    Starzen Co., Ltd..................................  20,000     64,847
    Stella Chemifa Corp...............................   2,500     26,582
    Studio Alice Co., Ltd.............................   3,400     60,670
    Sugi Holdings Co., Ltd............................   3,300    168,101
    Sumco Corp........................................  21,700    216,655
    Sumida Corp.......................................  10,100     75,766
    Suminoe Textile Co., Ltd..........................  18,000     47,287
    Sumitomo Bakelite Co., Ltd........................  69,000    288,653
    Sumitomo Chemical Co., Ltd........................ 333,355  1,901,644
    Sumitomo Corp.....................................  80,600    914,996
    Sumitomo Dainippon Pharma Co., Ltd................  18,000    215,247
    Sumitomo Densetsu Co., Ltd........................   8,200    110,299
    Sumitomo Electric Industries, Ltd................. 102,300  1,525,771
    Sumitomo Forestry Co., Ltd........................  47,900    568,055
    Sumitomo Heavy Industries, Ltd.................... 140,000    706,588
    Sumitomo Metal Mining Co., Ltd....................  56,000    752,933
    Sumitomo Mitsui Construction Co., Ltd............. 164,300    206,511
    Sumitomo Mitsui Financial Group, Inc.............. 110,183  4,968,591
    Sumitomo Mitsui Trust Holdings, Inc............... 325,440  1,511,546
    Sumitomo Osaka Cement Co., Ltd.................... 140,000    524,892
    Sumitomo Precision Products Co., Ltd..............  12,000     45,453
    Sumitomo Real Estate Sales Co., Ltd...............   3,400     90,623
    Sumitomo Realty & Development Co., Ltd............   9,000    315,703
    Sumitomo Riko Co, Ltd.............................  14,700    118,525
    Sumitomo Rubber Industries, Ltd...................  34,300    516,831
    Sumitomo Seika Chemicals Co., Ltd.................  14,000     95,821
    Sumitomo Warehouse Co., Ltd. (The)................  49,000    264,728
    Sun Frontier Fudousan Co., Ltd....................   7,800     63,044
    Sun-Wa Technos Corp...............................   3,400     32,795
    Sundrug Co., Ltd..................................   4,500    262,101
    Suntory Beverage & Food, Ltd......................   4,100    173,193
    Suruga Bank, Ltd..................................  25,000    536,825
    Suzuken Co., Ltd..................................  17,660    624,866
    Suzuki Motor Corp.................................  32,200  1,120,946
*   SWCC Showa Holdings Co., Ltd...................... 102,000     74,832
    Sysmex Corp.......................................   7,800    504,740
    Systena Corp......................................   2,400     22,661
    T Hasegawa Co., Ltd...............................   3,800     55,301
    T RAD Co., Ltd....................................  26,000     49,269
    T&D Holdings, Inc.................................  86,200  1,312,631
    T&K Toka Co., Ltd.................................   2,800     51,792
    T-Gaia Corp.......................................   4,300     74,829
    Tabuchi Electric Co., Ltd.........................   6,000     57,934
    Tachi-S Co., Ltd..................................  10,000    138,452
    Tachibana Eletech Co., Ltd........................   3,120     35,269
    Tadano, Ltd.......................................  29,000    467,242
    Taiheiyo Cement Corp.............................. 179,000    590,168
    Taiho Kogyo Co., Ltd..............................   6,900     89,433
    Taikisha, Ltd.....................................   5,600    124,552
    Taiko Bank, Ltd. (The)............................   1,000      2,057

                                     1593

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    Taiko Pharmaceutical Co., Ltd.....................   4,000 $ 61,797
    Taisei Corp.......................................  45,000  264,442
    Taisei Lamick Co., Ltd............................   1,100   25,667
    Taiyo Holdings Co., Ltd...........................   2,800  113,247
    Taiyo Yuden Co., Ltd..............................  34,500  432,187
#   Takagi Securities Co., Ltd........................  10,000   20,634
    Takaoka Toko Holdings Co., Ltd....................   1,980   25,227
    Takara Holdings, Inc..............................  32,000  263,232
    Takara Leben Co., Ltd.............................  36,800  194,972
    Takara Standard Co., Ltd..........................  34,000  238,218
    Takasago International Corp.......................  16,000   70,856
    Takasago Thermal Engineering Co., Ltd.............  14,600  194,169
    Takashima & Co., Ltd..............................  16,000   36,501
    Takashimaya Co., Ltd..............................  67,000  640,931
*   Takata Corp.......................................  11,500  116,360
    Take And Give Needs Co., Ltd......................   1,920   12,285
    Takeda Pharmaceutical Co., Ltd....................  16,000  804,981
    Takeei Corp.......................................  10,100  106,717
    Takeuchi Manufacturing Co., Ltd...................   3,700  227,330
    Takihyo Co., Ltd..................................   5,000   19,035
    Takiron Co., Ltd..................................  19,000   81,787
    Takisawa Machine Tool Co., Ltd....................  14,000   24,593
    Takuma Co., Ltd...................................  21,000  136,779
    Tama Home Co., Ltd................................  10,000   44,460
    Tamron Co., Ltd...................................   3,700   77,262
    Tamura Corp.......................................  28,000  100,160
    Tanseisha Co., Ltd................................   7,800   57,442
    Tatsuta Electric Wire and Cable Co., Ltd..........  15,000   61,055
    Tayca Corp........................................   5,000   21,241
    TBK Co., Ltd......................................   7,000   32,160
    TDK Corp..........................................  11,700  818,117
    TDK Corp. Sponsored ADR...........................   7,012  497,431
    Teijin, Ltd....................................... 252,000  919,719
    Teikoku Electric Manufacturing Co., Ltd...........   5,600   41,817
    Tekken Corp.......................................  25,000   68,114
    Terumo Corp.......................................  12,500  322,237
    THK Co., Ltd......................................  21,000  406,819
    Toa Corp.(6894508)................................  68,000  115,080
    Toa Corp.(6894434)................................   6,000   64,251
    Toa Oil Co., Ltd..................................   6,000    8,077
    TOA ROAD Corp.....................................  18,000   67,186
    Toagosei Co., Ltd.................................  38,500  299,048
#*  Tobishima Corp....................................  31,100   50,622
    Tobu Railway Co., Ltd.............................  43,000  206,740
    Tobu Store Co., Ltd...............................  10,000   26,379
    TOC Co., Ltd......................................  16,400  104,170
    Tocalo Co., Ltd...................................   3,600   73,955
    Tochigi Bank, Ltd. (The)..........................  31,000  171,896
    Toda Corp.........................................  78,000  357,086
    Toda Kogyo Corp...................................  23,000   63,388
    Toei Co., Ltd.....................................  26,000  186,143
    Toenec Corp.......................................  11,000   71,253
    Toho Bank, Ltd. (The).............................  82,000  359,621

                                     1594

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
JAPAN -- (Continued)
    Toho Co., Ltd.(6895200)...........................  5,200 $  123,028
    Toho Co., Ltd.(6895211)...........................  1,800     35,558
    Toho Gas Co., Ltd................................. 54,000    322,593
    Toho Holdings Co., Ltd............................ 19,300    480,048
    Toho Zinc Co., Ltd................................ 46,000    129,874
    Tohoku Bank, Ltd. (The)........................... 19,000     26,045
    Tohoku Electric Power Co., Inc.................... 23,700    347,514
    Tokai Carbon Co., Ltd............................. 77,000    223,917
    Tokai Corp........................................  2,100     77,370
    TOKAI Holdings Corp............................... 27,400    113,782
    Tokai Lease Co., Ltd..............................  2,000      3,711
    Tokai Rika Co., Ltd............................... 17,700    444,729
    Tokai Tokyo Financial Holdings, Inc............... 48,200    368,159
    Token Corp........................................  2,220    145,160
    Tokio Marine Holdings, Inc........................ 51,500  2,144,618
    Tokio Marine Holdings, Inc. ADR...................  1,000     41,800
    Toko, Inc.........................................  6,000     15,946
    Tokushu Tokai Paper Co., Ltd...................... 29,000     75,342
*   Tokuyama Corp..................................... 94,000    171,282
    Tokyo Dome Corp................................... 54,000    227,192
*   Tokyo Electric Power Co., Inc..................... 71,488    512,812
    Tokyo Electron Device, Ltd........................  3,600     49,514
    Tokyo Electron, Ltd............................... 14,000    772,883
    Tokyo Gas Co., Ltd................................ 59,000    318,549
    Tokyo Keiki, Inc.................................. 27,000     55,145
    Tokyo Rakutenchi Co., Ltd.........................  7,000     28,117
*   Tokyo Rope Manufacturing Co., Ltd................. 27,000     47,230
    Tokyo Sangyo Co., Ltd.............................  4,000     16,772
    Tokyo Seimitsu Co., Ltd...........................  8,700    172,617
    Tokyo Steel Manufacturing Co., Ltd................ 27,700    189,816
    Tokyo Tatemono Co., Ltd........................... 43,000    601,715
    Tokyo Tekko Co., Ltd.............................. 12,000     58,511
    Tokyo Theatres Co., Inc........................... 21,000     24,220
    Tokyo TY Financial Group, Inc.....................  9,713    308,409
    Tokyotokeiba Co., Ltd............................. 34,000     81,165
    Tokyu Corp........................................ 49,000    360,101
    Tokyu Fudosan Holdings Corp....................... 63,525    479,278
    Toli Corp......................................... 17,000     44,701
    Tomato Bank, Ltd.................................. 11,000     17,297
    Tomen Devices Corp................................    100      1,765
    Tomoe Corp........................................  9,500     32,167
    Tomoe Engineering Co., Ltd........................  2,100     27,851
    Tomoegawa Co., Ltd................................  7,000     14,503
    Tomoku Co., Ltd................................... 21,000     48,472
    TOMONY Holdings, Inc.............................. 54,000    239,316
#   Tomy Co., Ltd..................................... 30,000    165,388
    Tonami Holdings Co., Ltd.......................... 16,000     54,190
    TonenGeneral Sekiyu K.K........................... 14,000    139,977
    Topcon Corp....................................... 12,700    284,845
    Toppan Forms Co., Ltd............................. 20,000    271,281
    Toppan Printing Co., Ltd.......................... 67,000    582,227
    Topre Corp........................................ 13,700    265,295
    Topy Industries, Ltd.............................. 71,000    167,069

                                     1595

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Toray Industries, Inc............................. 167,000 $1,328,880
    Toridoll.corp.....................................   4,800     68,872
    Torii Pharmaceutical Co., Ltd.....................   1,800     46,388
    Torishima Pump Manufacturing Co., Ltd.............   9,100     67,738
    Tosei Corp........................................   9,800     65,128
    Toshiba Corp...................................... 456,000  1,393,759
    Toshiba Machine Co., Ltd..........................  35,000    135,672
    Toshiba Plant Systems & Services Corp.............  12,500    147,180
    Toshiba TEC Corp..................................  48,000    251,706
    Tosho Co., Ltd....................................   1,600     38,670
#   Tosho Printing Co., Ltd...........................  11,000     41,013
    Tosoh Corp........................................ 155,000    808,032
    Totetsu Kogyo Co., Ltd............................   7,700    151,359
    TOTO, Ltd.........................................  25,000    406,929
    Tottori Bank, Ltd. (The)..........................  13,000     23,799
    Towa Bank, Ltd. (The)............................. 140,000    133,145
    Towa Corp.........................................  10,600     76,216
    Towa Pharmaceutical Co., Ltd......................   3,100    236,959
    Toyo Construction Co., Ltd........................  18,700     71,281
    Toyo Denki Seizo--Toyo Electric Manufacturing
      Co., Ltd........................................  19,000     59,901
    Toyo Engineering Corp.............................  41,000    104,813
    Toyo Ink SC Holdings Co., Ltd.....................  68,000    270,739
    Toyo Kanetsu K.K..................................  46,000     83,436
    Toyo Kohan Co., Ltd...............................  21,000     95,039
    Toyo Securities Co., Ltd..........................  21,000     71,599
    Toyo Seikan Group Holdings, Ltd...................  32,200    501,740
    Toyo Suisan Kaisha, Ltd...........................  11,000    415,652
    Toyo Tanso Co., Ltd...............................   4,700     71,592
    Toyo Tire & Rubber Co., Ltd.......................  21,500    471,204
    Toyo Wharf & Warehouse Co., Ltd...................  13,000     22,550
    Toyobo Co., Ltd................................... 292,000    435,468
    Toyoda Gosei Co., Ltd.............................  26,100    576,718
    Toyota Boshoku Corp...............................  20,100    364,518
    Toyota Motor Corp................................. 105,855  7,048,859
    Toyota Motor Corp. Sponsored ADR..................  41,028  5,475,597
    Toyota Tsusho Corp................................  37,200    942,961
    TPR Co., Ltd......................................   6,500    190,364
    Trancom Co., Ltd..................................   2,000    114,391
    Transcosmos, Inc..................................   5,800    153,387
    Trend Micro, Inc..................................   7,700    281,835
    Trusco Nakayama Corp..............................   6,100    223,669
    TS Tech Co., Ltd..................................  17,800    501,983
    Tsubakimoto Chain Co..............................  45,000    383,743
#*  Tsudakoma Corp....................................  12,000     12,764
    Tsugami Corp......................................  23,000    105,260
    Tsukada Global Holdings, Inc......................   2,000     12,623
    Tsukishima Kikai Co., Ltd.........................   7,200     71,194
    Tsukuba Bank, Ltd.................................  32,200    105,057
    Tsukui Corp.......................................  12,000     92,888
    Tsumura & Co......................................  14,900    312,389
    Tsuruha Holdings, Inc.............................   5,000    438,954
    Tsurumi Manufacturing Co., Ltd....................   6,100     95,229
    Tv Tokyo Holdings Corp............................     800     12,616

                                     1596

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
JAPAN -- (Continued)
    U-Shin, Ltd.......................................   7,200 $ 44,878
    UACJ Corp.........................................  89,908  212,242
    Ube Industries, Ltd............................... 391,200  684,208
    Uchida Yoko Co., Ltd..............................   5,000   16,449
    Uchiyama Holdings Co., Ltd........................   1,500    6,171
    UKC Holdings Corp.................................   4,800  101,256
    Ulvac, Inc........................................  14,900  215,192
    Unicharm Corp.....................................   6,000  144,045
    Uniden Holdings Corp..............................  12,000   21,006
    Union Tool Co.....................................   3,600  106,704
    Unipres Corp......................................  13,100  251,173
    United Arrows, Ltd................................   3,800  151,504
*   United Super Markets Holdings, Inc................   9,600   89,923
*   Unitika, Ltd...................................... 233,000  108,971
    Universal Entertainment Corp......................   7,600  190,956
    Unizo Holdings Co., Ltd...........................   3,800  171,273
    UNY Group Holdings Co., Ltd.......................  76,600  529,343
*   Usen Corp.........................................  32,570   94,469
    Ushio, Inc........................................  37,200  455,762
    USS Co., Ltd......................................  12,400  217,740
*   UT Group Co., Ltd.................................   5,700   30,718
    Utoc Corp.........................................   2,600   11,592
    Valor Co., Ltd....................................  12,100  296,751
    Vital KSK Holdings, Inc...........................   7,300   55,255
    Vitec Co., Ltd....................................   4,800   56,024
    VT Holdings Co., Ltd..............................  16,800  104,201
#   Wacoal Holdings Corp..............................  39,000  497,706
    Wacom Co., Ltd....................................  52,000  192,672
    Wakachiku Construction Co., Ltd...................  48,000   65,369
    Wakita & Co., Ltd.................................  12,300  118,075
    Warabeya Nichiyo Co., Ltd.........................   3,200   86,050
*   WATAMI Co., Ltd...................................   8,800   72,292
    Weathernews, Inc..................................   1,800   61,595
    Welcia Holdings Co., Ltd..........................   4,300  219,835
    West Holdings Corp................................   8,600   63,884
    West Japan Railway Co.............................   7,300  523,894
    Wood One Co., Ltd.................................   7,000   15,637
    Wowow, Inc........................................   3,400   99,795
    Xebio Co., Ltd....................................  10,200  192,681
    Yahagi Construction Co., Ltd......................  11,100   74,871
    Yahoo Japan Corp..................................  36,500  159,693
    Yaizu Suisankagaku Industry Co., Ltd..............     500    4,085
    Yakult Honsha Co., Ltd............................   1,900  126,077
    YAMABIKO Corp.....................................   2,100   84,573
#   Yamada Denki Co., Ltd............................. 168,400  643,481
    Yamagata Bank, Ltd. (The).........................  55,000  231,982
    Yamaguchi Financial Group, Inc....................  50,000  667,563
    Yamaha Corp.......................................  36,400  856,706
    Yamaha Motor Co., Ltd.............................  27,900  632,980
    Yamaichi Electronics Co., Ltd.....................   9,600   89,871
    Yamanashi Chuo Bank, Ltd. (The)...................  58,000  265,676
    Yamatane Corp.....................................  46,000   76,420
    Yamato Holdings Co., Ltd..........................  29,700  658,243

                                     1597

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
JAPAN -- (Continued)
    Yamato Kogyo Co., Ltd.............................  13,500 $    316,932
    Yamaya Corp.......................................   2,500       46,329
    Yamazaki Baking Co., Ltd..........................  31,000      493,866
    Yamazen Corp......................................  13,000      109,349
    Yaoko Co., Ltd....................................   3,800      187,776
    Yaskawa Electric Corp.............................  27,900      330,687
    Yellow Hat, Ltd...................................   5,500      111,586
    Yokogawa Bridge Holdings Corp.....................  11,700      107,865
    Yokogawa Electric Corp............................  27,500      308,494
    Yokohama Reito Co., Ltd...........................  14,100      110,900
    Yokohama Rubber Co., Ltd. (The)...................  32,500      642,756
    Yokowo Co., Ltd...................................   3,300       19,104
    Yomiuri Land Co., Ltd.............................  14,000       48,640
    Yondoshi Holdings, Inc............................   3,500       74,579
    Yonekyu Corp......................................     400        9,067
    Yorozu Corp.......................................   6,900      142,436
    Yoshinoya Holdings Co., Ltd.......................  13,700      164,528
    Yuasa Trading Co., Ltd............................   4,000       94,258
    Yuken Kogyo Co., Ltd..............................   9,000       18,283
    Yumeshin Holdings Co., Ltd........................   2,500       16,328
    Yurtec Corp.......................................  16,000      133,036
    Yusen Logistics Co., Ltd..........................   8,800       97,786
    Yushiro Chemical Industry Co., Ltd................   2,400       26,725
    Zenrin Co., Ltd...................................   5,700       76,532
#*  Zensho Holdings Co., Ltd..........................  40,500      392,185
    Zeon Corp.........................................  52,000      503,804
    ZERIA Pharmaceutical Co., Ltd.....................   4,200       61,395
    Zojirushi Corp....................................   3,000       46,342
    Zuiko Corp........................................     500       18,588
                                                               ------------
TOTAL JAPAN...........................................          386,409,017
                                                               ------------
MALAYSIA -- (0.8%)
    Aeon Co. M Bhd.................................... 120,000       87,543
    Affin Holdings Bhd................................ 109,590       72,575
    AirAsia BHD....................................... 453,200      161,162
*   Alam Maritim Resources Bhd........................ 106,700       13,904
    Alliance Financial Group Bhd...................... 293,300      325,126
    AMMB Holdings Bhd................................. 321,200      469,197
    APM Automotive Holdings Bhd.......................  34,700       39,919
    Astro Malaysia Holdings Bhd.......................  35,600       28,583
    Axiata Group Bhd.................................. 139,566      232,287
    Batu Kawan Bhd....................................  30,000      143,023
    Benalec Holdings Bhd..............................  48,000        7,462
    Berjaya Corp. Bhd................................. 857,000       87,340
    Berjaya Land Bhd..................................  76,000       14,015
    Berjaya Sports Toto Bhd...........................  96,470       83,992
    BIMB Holdings Bhd.................................  73,900       79,813
    Bonia Corp. Bhd...................................  82,000       20,688
    Boustead Holdings Bhd............................. 112,704      118,955
    Boustead Plantations Bhd..........................  22,500        8,114
    British American Tobacco Malaysia Bhd.............   8,100      143,309
*   Bumi Armada Bhd................................... 267,350       77,335
    Bursa Malaysia Bhd................................  48,100      101,604

                                     1598

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
MALAYSIA -- (Continued)
    Cahya Mata Sarawak Bhd............................ 134,100 $204,228
    Carlsberg Brewery Malaysia Bhd Class B............  30,500   99,727
    CB Industrial Product Holding Bhd................. 102,800   53,196
    CIMB Group Holdings Bhd........................... 308,770  434,166
    Coastal Contracts Bhd.............................  42,800   27,619
    CSC Steel Holdings Bhd............................  47,300   12,334
    Cypark Resources Bhd..............................  22,100   10,218
    Dayang Enterprise Holdings Bhd....................  54,439   30,394
    Dialog Group Bhd.................................. 390,658  164,190
    DiGi.Com Bhd......................................  61,000   86,144
    DKSH Holdings Malaysia Bhd........................  22,800   28,265
    DRB-Hicom Bhd..................................... 336,400  124,900
    Dutch Lady Milk Industries Bhd....................   2,400   29,373
    Eastern & Oriental Bhd............................ 213,950   99,065
*   Evergreen Fibreboard Bhd.......................... 140,500   72,135
    Gamuda Bhd........................................ 247,200  311,738
    Genting Bhd....................................... 132,500  281,768
    Genting Malaysia Bhd.............................. 376,500  420,412
    Genting Plantations Bhd...........................  47,900  130,063
    Globetronics Technology Bhd.......................  37,900   60,806
    Glomac Bhd........................................  86,600   19,819
    Guinness Anchor Bhd...............................  23,000   85,384
    HAP Seng Consolidated Bhd......................... 242,580  341,865
    Hap Seng Plantations Holdings Bhd.................  77,600   50,749
    Hartalega Holdings Bhd............................  32,000   72,339
    Hock Seng LEE Bhd.................................  55,900   27,348
    Hong Leong Bank Bhd...............................  61,580  218,517
    Hong Leong Financial Group Bhd....................  41,700  172,768
    Hong Leong Industries Bhd.........................  31,400   43,277
    Hua Yang Bhd......................................  48,800   24,228
    Hume Industries Bhd...............................  33,912   33,706
    IHH Healthcare Bhd................................  24,300   38,204
    IJM Corp. Bhd..................................... 491,860  875,859
    IJM Plantations Bhd...............................  80,200   73,421
    Inari Amertron Bhd................................  51,637   46,479
    Insas Bhd......................................... 128,000   27,250
    IOI Corp. Bhd.....................................  81,326   90,151
    IOI Properties Group Bhd..........................  29,180   14,575
*   Iris Corp. Bhd.................................... 271,500   18,076
*   Iskandar Waterfront City Bhd......................  91,000   23,812
    Jaya Tiasa Holdings Bhd...........................  89,500   32,472
    JCY International Bhd............................. 139,200   26,939
*   Kian JOO CAN Factory Bhd..........................  56,700   46,438
    KLCCP Stapled Group...............................  52,600   97,461
*   KNM Group Bhd..................................... 535,830   80,970
    Kossan Rubber Industries..........................  59,300  113,162
    KPJ Healthcare Bhd................................  66,550   74,819
    KSL Holdings Bhd.................................. 142,742   62,041
    Kuala Lumpur Kepong Bhd...........................  27,100  155,872
    Kulim Malaysia Bhd................................ 119,700   78,210
    Kumpulan Perangsang Selangor Bhd..................  43,300   15,607
    Lafarge Malaysia Bhd..............................  54,000  133,476
    Land & General BHD................................ 224,700   25,572

                                     1599

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
MALAYSIA -- (Continued)
*   Landmarks Bhd.....................................  74,700 $ 24,001
    LBS Bina Group Bhd................................  88,200   34,562
    Lingkaran Trans Kota Holdings Bhd.................  39,000   44,674
*   Lion Industries Corp. Bhd......................... 118,500    9,898
    LPI Capital Bhd...................................  12,720   47,405
    Magnum Bhd........................................  70,400   49,665
    Mah Sing Group Bhd................................ 620,440  246,475
    Malayan Banking Bhd............................... 342,407  823,153
    Malaysia Airports Holdings Bhd.................... 145,492  225,551
    Malaysia Building Society Bhd.....................  94,214   44,501
    Malaysian Bulk Carriers Bhd.......................  65,400   17,438
    Malaysian Pacific Industries Bhd..................  25,375   48,013
    Malaysian Resources Corp. Bhd..................... 395,950  111,953
    Malton Bhd........................................  43,400    9,082
    Matrix Concepts Holdings Bhd......................  51,800   34,389
    Maxis Bhd.........................................  54,500   95,015
    MBM Resources BHD.................................   9,610    8,561
    Media Prima Bhd................................... 173,900   60,561
    Mega First Corp. Bhd..............................  18,600   11,395
    MISC Bhd..........................................  76,680  156,339
    Mitrajaya Holdings Bhd............................  84,000   43,676
    MK Land Holdings Bhd.............................. 131,800   13,084
    MKH Bhd...........................................  67,480   42,823
    MMC Corp. Bhd..................................... 284,000  162,743
    MNRB Holdings Bhd.................................  17,800   17,580
    Mudajaya Group Bhd................................  54,900   16,794
    Muhibbah Engineering M Bhd........................ 115,700   68,263
*   Mulpha International Bhd.......................... 518,800   46,795
    My EG Services Bhd................................  97,000   66,867
    Naim Holdings Bhd.................................  48,600   30,409
    Nestle Malaysia Bhd...............................   5,100   95,992
    Oldtown Bhd.......................................  93,900   41,663
    Oriental Holdings Bhd.............................   6,200   11,917
    Padini Holdings Bhd............................... 269,400   94,368
    Pantech Group Holdings Bhd........................  51,700    9,114
    Paramount Corp. Bhd...............................  32,600   16,888
*   Parkson Holdings Bhd.............................. 276,932   97,223
    Perdana Petroleum Bhd............................. 157,960   63,850
*   Perisai Petroleum Teknologi Bhd................... 389,200   40,060
    Petronas Chemicals Group Bhd...................... 172,700  289,387
    Petronas Dagangan Bhd.............................  17,100   94,250
    Petronas Gas Bhd..................................  25,100  144,590
    Pharmaniaga Bhd...................................  29,900   53,117
    Pos Malaysia Bhd.................................. 110,100  123,384
    PPB Group Bhd.....................................  59,840  241,733
    Press Metal Bhd................................... 122,800   78,924
    Prestariang Bhd...................................  37,600   23,620
    Protasco Bhd......................................  96,000   43,907
    Public Bank Bhd...................................  88,140  437,836
*   Puncak Niaga Holdings Bhd.........................  15,500   10,901
    QL Resources Bhd..................................  84,050   92,875
    RCE Capital Bhd................................... 430,500   37,641

                                     1600

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
MALAYSIA -- (Continued)
    RHB Capital Bhd...................................   106,041 $206,163
    Salcon Bhd........................................   181,700   38,698
    Sapurakencana Petroleum Bhd.......................   283,943  181,491
    Sarawak Oil Palms Bhd.............................    31,000   34,695
    Scientex Bhd......................................    24,000   44,522
*   Scomi Energy Services Bhd.........................   213,100   17,248
*   Scomi Group Bhd...................................   335,900   17,571
    Selangor Properties Bhd...........................    24,800   33,663
    Shangri-La Hotels Malaysia Bhd....................     6,900   10,822
*   Shell Refining Co. Federation of Malaya Bhd.......    25,800   33,628
    Sime Darby Bhd....................................   161,919  369,319
    SP Setia Bhd Group................................    52,243   41,663
    Star Media Group Bhd..............................    50,500   33,104
    Sunway Bhd........................................   219,800  199,358
*   Sunway Construction Group Bhd.....................    21,980    6,782
    Supermax Corp. Bhd................................   125,800   80,945
    Suria Capital Holdings Bhd........................    16,100    9,684
    Syarikat Takaful Malaysia Bhd.....................    35,000   36,520
    Ta Ann Holdings Bhd...............................    66,881   62,894
    TA Enterprise Bhd.................................   333,600   59,698
    Tambun Indah Land Bhd.............................    80,300   34,631
    TAN Chong Motor Holdings Bhd......................   100,000   72,140
    TDM Bhd...........................................   124,400   21,290
    Telekom Malaysia Bhd..............................   103,348  177,030
    Tenaga Nasional Bhd...............................    71,550  228,091
*   TH Heavy Engineering Bhd..........................   191,000   10,210
    Top Glove Corp. Bhd...............................   104,800  208,905
*   Tropicana Corp. Bhd...............................    45,179   11,692
    TSH Resources Bhd.................................   164,100   96,186
    Tune Ins Holdings Bhd.............................    43,500   17,398
    Uchi Technologies Bhd.............................    34,000   13,864
    UEM Edgenta Bhd...................................    98,900   89,117
    UEM Sunrise Bhd...................................   394,058  100,322
    UMW Holdings Bhd..................................   136,500  357,006
    Unisem M Bhd......................................   147,200   87,072
    United Plantations Bhd............................    11,300   81,323
    UOA Development Bhd...............................    49,900   25,457
    Uzma Bhd..........................................    60,100   39,197
    VS Industry Bhd...................................    52,700   87,580
    Wah Seong Corp. Bhd...............................    72,098   24,848
    WCT Holdings Bhd..................................   318,802  116,672
    WTK Holdings Bhd..................................    72,500   21,246
    Yinson Holdings Bhd...............................    37,600   30,072
    YNH Property Bhd..................................   100,616   49,108
    YTL Corp. Bhd..................................... 1,453,783  600,592
    YTL Power International Bhd.......................   196,350   80,610

                                     1601

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    Zhulian Corp. Bhd....................................    45,600 $    23,604
                                                                    -----------
TOTAL MALAYSIA...........................................            17,216,189
                                                                    -----------
MEXICO -- (1.0%)
    Alfa S.A.B. de C.V. Class A..........................   588,810   1,169,763
    Alpek S.A.B. de C.V..................................    59,129      81,579
    Alsea S.A.B. de C.V..................................   113,347     367,143
    America Movil S.A.B. de C.V. Series L................   494,914     481,322
    America Movil S.A.B. de C.V. Series L ADR............    23,684     458,996
    Arca Continental S.A.B. de C.V.......................   131,502     789,787
*   Axtel S.A.B. de C.V..................................   301,200     112,535
    Banregio Grupo Financiero S.A.B. de C.V..............    74,844     428,045
    Bolsa Mexicana de Valores S.A.B. de C.V..............    98,371     176,320
*   Cemex S.A.B. de C.V.................................. 1,458,253   1,243,531
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........     2,300     173,765
*   Consorcio ARA S.A.B. de C.V. Series *................   277,100     111,614
    Controladora Comercial Mexicana S.A.B. de C.V........   137,995     405,271
*   Corp. GEO S.A.B. de C.V. Series B....................   105,000           3
    Corp. Inmobiliaria Vesta S.A.B. de C.V...............     7,050      11,858
    Corp. Moctezuma S.A.B. de C.V. Series *..............    73,800     265,565
    El Puerto de Liverpool S.A.B. de C.V.................    20,204     236,918
#*  Empresas ICA S.A.B. de C.V...........................   117,564      74,278
*   Empresas ICA S.A.B. de C.V. Sponsored ADR............    16,200      41,310
*   Financiera Independencia SAB de C.V. SOFOM ENR.......    32,800       9,038
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR................................................    21,098   1,912,323
*   Genomma Lab Internacional S.A.B. de C.V. Class B.....   238,441     221,978
    Gentera S.A.B. de C.V................................   227,747     392,099
    Gruma S.A.B. de C.V. Class B.........................    70,384     920,835
    Gruma S.A.B. de C.V. Sponsored ADR...................       500      26,135
*   Grupo Aeromexico S.A.B. de C.V.......................    63,856     100,307
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...    34,200     189,886
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..     9,537     752,278
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B............................................    24,482     193,197
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR... 5,100 763,011 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B............................................     2,400      35,880
*   Grupo Bimbo S.A.B. de C.V. Series A..................   157,200     421,281
    Grupo Carso S.A.B. de C.V. Series A1.................    97,100     440,588
    Grupo Cementos de Chihuahua S.A.B. de C.V............     1,100       3,004
    Grupo Comercial Chedraui SA de C.V...................    89,202     247,413
    Grupo Elektra S.A.B. de C.V..........................       634      13,713
*   Grupo Famsa S.A.B. de C.V. Class A...................    66,508      47,469
    Grupo Financiero Banorte S.A.B. de C.V...............   217,596   1,149,528
    Grupo Financiero Inbursa S.A.B. de C.V...............   226,840     513,866
    Grupo Financiero Interacciones SA de C.V.............    23,264     145,092
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B............................................   158,708     283,286
    Grupo Herdez S.A.B. de C.V. Series *.................    44,800     119,754
    Grupo Lamosa S.A.B. de C.V...........................    34,926      65,636
    Grupo Mexico S.A.B. de C.V. Series B.................   411,837   1,124,900
*   Grupo Pochteca S.A.B. de C.V.........................     3,616       3,310
    Grupo Sanborns S.A.B. de C.V.........................    18,200      29,222

                                     1602

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
MEXICO -- (Continued)
*   Grupo Simec S.A.B. de C.V. Series B...............  55,969 $   160,169
*   Grupo Simec S.A.B. de C.V. Sponsored ADR..........   1,049       8,948
    Grupo Televisa S.A.B. Series CPO..................  73,269     510,393
    Grupo Televisa S.A.B. Sponsored ADR...............  23,672     825,206
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................ 126,300     245,349
    Industrias Bachoco S.A.B. de C.V. ADR.............     742      42,361
    Industrias Bachoco S.A.B. de C.V. Series B........  42,539     203,289
*   Industrias CH S.A.B. de C.V. Series B.............  96,139     340,104
    Industrias Penoles S.A.B. de C.V..................   5,130      78,177
    Infraestructura Energetica Nova S.A.B. de C.V.....  20,968     102,026
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A... 235,012     545,651
*   Maxcom Telecomunicaciones S.A.B. de C.V...........  53,100       5,339
    Megacable Holdings S.A.B. de C.V..................  55,109     223,412
    Mexichem S.A.B. de C.V............................ 245,854     720,205
#*  Minera Frisco S.A.B. de C.V.......................  70,600      41,889
    Organizacion Soriana S.A.B. de C.V. Class B....... 170,227     339,133
*   Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................  34,957     400,978
*   Qualitas Controladora S.A.B. de C.V...............  36,600      62,581
    TV Azteca S.A.B. de C.V........................... 202,217      39,031
#*  Urbi Desarrollos Urbanos S.A.B. de C.V............  84,222           6
    Wal-Mart de Mexico S.A.B. de C.V.................. 155,904     377,943
                                                               -----------
TOTAL MEXICO..........................................          22,026,822
                                                               -----------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV............................  35,795   1,122,776
    Accell Group......................................   9,451     207,247
    Aegon NV(5927375)................................. 176,974   1,361,238
    Aegon NV(007924103)...............................  82,560     635,712
*   AFC Ajax NV.......................................     546       5,588
    Akzo Nobel NV.....................................  49,228   3,522,512
    Akzo Nobel NV Sponsored ADR.......................   1,500      35,730
*   AMG Advanced Metallurgical Group NV...............   9,178      77,223
    Amsterdam Commodities NV..........................   6,538     168,675
*   APERAM SA.........................................  18,848     694,319
    Arcadis NV........................................  21,828     572,377
    ArcelorMittal(B03XPL1)............................  13,068     117,957
    ArcelorMittal(B295F26)............................ 122,283   1,102,993
    ASM International NV..............................  19,803     890,431
    ASML Holding NV...................................   9,664     958,329
    BE Semiconductor Industries NV....................   9,266     220,356
    Beter Bed Holding NV..............................   5,444     133,362
    BinckBank NV......................................  20,989     198,810
    Boskalis Westminster NV...........................  29,642   1,448,231
    Brunel International NV...........................   6,552     128,263
    Corbion NV........................................  12,367     259,933
    Delta Lloyd NV....................................  76,867   1,363,203
*   Fugro NV..........................................  22,625     473,247
    Gemalto NV........................................   9,713     833,441
*   Grontmij NV.......................................  17,288      85,007
*   Heijmans NV.......................................   7,697      94,201
    Heineken NV.......................................   8,080     635,408
    Hunter Douglas NV.................................     788      33,749
    ING Groep NV......................................  35,589     605,268

                                     1603

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
NETHERLANDS -- (Continued)
    ING Groep NV Sponsored ADR........................ 240,205 $ 4,078,681
    KAS Bank NV.......................................   6,626      84,520
    Kendrion NV.......................................   4,432     132,237
    Koninklijke Ahold NV.............................. 121,046   2,409,039
    Koninklijke Ahold NV Sponsored ADR................     369       7,355
*   Koninklijke BAM Groep NV..........................  97,240     450,473
    Koninklijke DSM NV................................  25,851   1,475,303
    Koninklijke KPN NV................................ 708,216   2,798,218
    Koninklijke Philips NV(500472303).................  70,011   1,947,006
    Koninklijke Philips NV(5986622)...................  34,916     972,977
    Koninklijke Ten Cate NV...........................  11,534     311,023
    Koninklijke Vopak NV..............................  10,662     556,999
    Mota-Engil Africa NV..............................   1,511      11,580
    Nederland Apparatenfabriek........................     514      19,153
*   Ordina NV.........................................  31,120      43,789
*   PostNL NV.........................................  99,907     427,739
    Randstad Holding NV...............................  31,876   2,176,878
    RELX NV...........................................  60,337   1,004,192
    RELX NV Sponsored ADR.............................  12,919     214,846
*   SBM Offshore NV...................................  80,084     974,344
    Sligro Food Group NV..............................   4,325     166,300
*   SNS Reaal NV......................................  38,309          --
*   Telegraaf Media Groep NV..........................   4,962      25,808
    TKH Group NV......................................  12,901     553,580
    TNT Express NV.................................... 161,511   1,351,690
*   TomTom NV.........................................  29,467     318,628
    Unilever NV(904784709)............................  33,228   1,489,611
    Unilever NV(B12T3J1)..............................  13,702     613,826
    USG People NV.....................................  19,791     302,139
    Wessanen..........................................  21,473     230,145
    Wolters Kluwer NV.................................  70,283   2,326,271
                                                               -----------
TOTAL NETHERLANDS.....................................          45,459,936
                                                               -----------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd..................................  18,321       9,925
    Air New Zealand, Ltd.............................. 198,753     346,187
    Auckland International Airport, Ltd............... 241,092     860,554
*   Chorus, Ltd.......................................  30,341      57,482
*   Chorus, Ltd. ADR..................................   2,187      20,492
    Contact Energy, Ltd............................... 109,445     357,524
*   Diligent Corp.....................................   6,003      22,727
    Ebos Group, Ltd...................................   4,230      30,423
    Fisher & Paykel Healthcare Corp., Ltd.............  88,801     439,344
    Fletcher Building, Ltd.(6341606).................. 119,880     626,428
    Fletcher Building, Ltd.(6341617)..................  12,299      64,520
    Freightways, Ltd..................................  30,285     115,495
    Hallenstein Glasson Holdings, Ltd.................     609       1,335
    Infratil, Ltd..................................... 129,286     275,625
    Kathmandu Holdings, Ltd...........................   9,448      10,593
    Mainfreight, Ltd..................................  18,763     188,892
    Metlifecare, Ltd..................................  35,405     113,321
    Mighty River Power, Ltd...........................   6,439      11,732
    New Zealand Oil & Gas, Ltd........................  51,054      16,830
*   New Zealand Refining Co., Ltd. (The)..............   1,518       3,025

                                     1604

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
NEW ZEALAND -- (Continued)
    Nuplex Industries, Ltd............................  63,072 $  189,331
    NZX, Ltd..........................................  14,855     10,391
    PGG Wrightson, Ltd................................   8,757      2,659
    Port of Tauranga, Ltd.............................  16,991    197,692
    Restaurant Brands New Zealand, Ltd................   7,686     21,259
    Ryman Healthcare, Ltd.............................  48,303    267,740
    Sanford, Ltd......................................  12,229     40,779
    SKY Network Television, Ltd....................... 112,753    455,396
    SKYCITY Entertainment Group, Ltd.................. 191,339    557,986
    Spark New Zealand, Ltd............................ 402,934    786,934
    Summerset Group Holdings, Ltd.....................  31,549     86,999
    Tower, Ltd........................................  34,208     48,311
    Trade Me Group, Ltd...............................  85,052    190,238
    TrustPower, Ltd...................................  13,045     67,450
    Vector, Ltd.......................................  54,504    119,463
    Warehouse Group, Ltd. (The).......................  43,907     74,487
*   Xero, Ltd.........................................   2,961     34,598
    Z Energy, Ltd.....................................  12,889     49,306
                                                               ----------
TOTAL NEW ZEALAND.....................................          6,773,473
                                                               ----------
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA....................  85,601     78,511
*   Akastor ASA.......................................  25,495     34,696
    Aker ASA Class A..................................   8,325    173,698
    Aker Solutions ASA................................  25,495    101,475
    American Shipping ASA.............................   4,970     26,558
*   Archer, Ltd....................................... 102,251     26,310
    Atea ASA..........................................  20,807    179,676
    Austevoll Seafood ASA.............................  33,395    173,662
    Bakkafrost P/F....................................   5,936    180,198
    Bonheur ASA.......................................   2,286     17,900
    BW Offshore, Ltd.................................. 146,716     87,654
    Deep Sea Supply P.L.C.............................  40,840     13,994
*   Det Norske Oljeselskap ASA........................   9,178     56,266
    DNB ASA...........................................  80,503  1,312,395
#*  DNO ASA........................................... 107,000     99,387
*   DOF ASA...........................................  10,562      8,933
*   Dolphin Group A.S.................................  31,921      4,718
    Ekornes ASA.......................................   9,692    119,277
*   Electromagnetic GeoServices ASA...................  12,748      2,301
    Farstad Shipping ASA..............................   1,296      3,798
*   Fred Olsen Energy ASA.............................   5,732     26,644
#*  Frontline, Ltd....................................  30,717     93,990
    Gjensidige Forsikring ASA.........................   8,699    139,786
    Golar LNG, Ltd....................................   3,007    129,512
    Grieg Seafood ASA.................................   4,605     14,712
    Hexagon Composites ASA............................  21,960     65,101
    Hoegh LNG Holdings, Ltd...........................   3,797     60,812
*   Kongsberg Automotive ASA.......................... 153,481     95,899
    Kongsberg Gruppen ASA.............................   4,332     72,565
    Kvaerner ASA......................................  58,803     33,858
    Leroy Seafood Group ASA...........................   6,888    236,876

                                     1605

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
NORWAY -- (Continued)
    Marine Harvest ASA................................  45,436 $   560,841
#*  Nordic Semiconductor ASA..........................  18,887     120,662
    Norsk Hydro ASA................................... 140,724     524,789
    Norsk Hydro ASA Sponsored ADR.....................     800       3,024
*   Norske Skogindustrier ASA.........................  49,653      16,198
#*  Norwegian Air Shuttle ASA.........................   5,579     240,734
*   Odfjell SE Class A................................   2,716       7,256
    Opera Software ASA................................   7,998      63,863
    Orkla ASA.........................................  57,045     454,636
*   Panoro Energy ASA.................................  83,120       7,115
    Petroleum Geo-Services ASA........................  77,465     352,726
*   PhotoCure ASA.....................................   1,301       5,981
    Prosafe SE........................................  77,549     226,318
*   Q-Free ASA........................................   7,768      11,082
#*  REC Silicon ASA................................... 693,725     124,943
*   REC Solar ASA.....................................   5,399      70,426
    Salmar ASA........................................   8,154     128,940
    Schibsted ASA.....................................   3,700     129,279
*   Schibsted ASA Class B.............................   3,700     120,941
#   Seadrill, Ltd.(B0HWHV8)...........................  44,625     397,609
#   Seadrill, Ltd.(B09RMQ1)...........................  11,860     106,713
*   Sevan Marine ASA..................................   7,182      15,885
*   Siem Offshore, Inc................................  52,788      11,161
    Solstad Offshore ASA..............................     465       1,877
*   Songa Offshore....................................  71,183       8,936
    SpareBank 1 SMN...................................  19,156     148,302
    SpareBank 1 SR-Bank ASA...........................  35,410     210,206
    Statoil ASA.......................................  94,291   1,589,618
#   Statoil ASA Sponsored ADR.........................  50,912     860,922
    Stolt-Nielsen, Ltd................................   9,886     159,717
*   Storebrand ASA.................................... 133,605     538,148
*   Subsea 7 SA.......................................  59,665     522,745
    Telenor ASA.......................................  19,241     422,648
#   TGS Nopec Geophysical Co. ASA.....................  12,641     265,914
    Tomra Systems ASA.................................  30,975     274,299
    Veidekke ASA......................................  16,742     186,281
    Wilh Wilhelmsen ASA...............................  22,907     133,635
    Wilh Wilhelmsen Holding ASA Class A...............   3,841      82,856
    Yara International ASA............................  18,472     919,059
                                                               -----------
TOTAL NORWAY..........................................          13,697,447
                                                               -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR........................   3,386      26,716
    Cia de Minas Buenaventura SAA ADR.................   1,800      12,816
    Credicorp, Ltd....................................   3,175     418,782
    Grana y Montero SAA Sponsored ADR.................  10,766      63,519
                                                               -----------
TOTAL PERU............................................             521,833
                                                               -----------
PHILIPPINES -- (0.4%)
    Aboitiz Equity Ventures, Inc......................  96,000     122,807
    Aboitiz Power Corp................................ 248,200     237,086
    Alliance Global Group, Inc........................ 568,200     280,651

                                     1606

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
PHILIPPINES -- (Continued)
*   Atlas Consolidated Mining & Development Corp......   113,900 $ 13,696
    Ayala Corp........................................    11,560  197,182
    Ayala Land, Inc...................................   233,300  190,640
    Bank of the Philippine Islands....................   100,125  207,791
    BDO Unibank, Inc..................................   208,945  458,961
    Belle Corp........................................   564,800   45,737
    Bloomberry Resorts Corp...........................   443,500   94,093
    Cebu Air, Inc.....................................    72,700  147,924
    Century Properties Group, Inc.....................   730,005   13,253
    China Banking Corp................................    80,867   81,801
    D&L Industries, Inc...............................   202,600   95,420
    DMCI Holdings, Inc................................   862,650  224,391
    EEI Corp..........................................   181,100   38,923
    Emperador, Inc....................................   194,100   37,373
*   Empire East Land Holdings, Inc.................... 1,000,000   18,821
    Energy Development Corp........................... 2,480,900  388,651
    Filinvest Land, Inc............................... 3,738,000  154,491
    First Gen Corp....................................   225,500  127,490
    First Philippine Holdings Corp....................    96,560  174,820
    Globe Telecom, Inc................................     5,830  328,897
    GT Capital Holdings, Inc..........................     4,030  123,413
    International Container Terminal Services, Inc....    91,130  218,861
    JG Summit Holdings, Inc...........................    75,950  120,275
    Jollibee Foods Corp...............................    30,800  127,895
*   Lepanto Consolidated Mining Co....................   269,000    1,260
    Lopez Holdings Corp...............................   713,700  112,490
    LT Group, Inc.....................................   216,600   70,338
    Manila Electric Co................................    11,290   73,755
    Manila Water Co., Inc.............................   139,600   76,203
    Megaworld Corp.................................... 3,054,000  316,372
    Metro Pacific Investments Corp.................... 1,038,000  110,085
    Metropolitan Bank & Trust Co......................   218,372  421,573
    Pepsi-Cola Products Philippines, Inc..............   343,700   35,865
    Philippine Long Distance Telephone Co. Sponsored
      ADR.............................................     1,000   64,350
*   Philippine National Bank..........................    95,595  132,701
    Philippine Stock Exchange, Inc. (The).............       312    2,114
    Philweb Corp......................................    57,200   23,605
    Puregold Price Club, Inc..........................    85,700   69,346
    RFM Corp..........................................   196,000   18,437
    Rizal Commercial Banking Corp.....................    90,960   78,284
    Robinsons Land Corp...............................   401,900  247,314
    Robinsons Retail Holdings, Inc....................    51,200   84,471
    San Miguel Corp...................................    79,630   97,992
    Security Bank Corp................................    99,004  322,145
    Semirara Mining and Power Corp....................    47,880  125,069
    SM Investments Corp...............................    10,050  196,275
    SM Prime Holdings, Inc............................   606,126  284,036
*   Top Frontier Investment Holdings, Inc.............     3,465    6,042
    Trans-Asia Oil & Energy Development Corp..........   357,000   16,697
    Union Bank of the Philippines.....................    70,785   91,846
    Universal Robina Corp.............................   152,730  639,150

                                     1607

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
PHILIPPINES -- (Continued)
    Vista Land & Lifescapes, Inc...................... 1,159,500 $  179,467
                                                                 ----------
TOTAL PHILIPPINES.....................................            8,168,625
                                                                 ----------
POLAND -- (0.4%)
*   Agora SA..........................................     8,317     25,507
*   Alior Bank SA.....................................     6,900    158,293
*   AmRest Holdings SE................................     2,020     92,435
    Asseco Poland SA..................................    11,064    168,940
    Bank Handlowy w Warszawie SA......................     7,603    186,930
*   Bank Millennium SA................................   106,810    174,269
    Bank Pekao SA.....................................     5,415    228,446
*   Bank Zachodni WBK SA..............................     1,804    143,849
*   Bioton SA.........................................     9,806     18,480
    Boryszew SA.......................................    30,133     47,726
    Budimex SA........................................     2,209    108,543
    CCC SA............................................     2,271    116,120
*   CD Projekt Red SA.................................     4,949     34,801
*   Ciech SA..........................................    10,050    187,794
*   Cyfrowy Polsat SA.................................    19,796    121,175
*   Echo Investment SA................................    73,042    127,807
    Emperia Holding SA................................     2,574     49,777
    Enea SA...........................................    18,759     73,313
    Energa SA.........................................     8,241     44,457
    Eurocash SA.......................................    13,468    154,798
*   Famur SA..........................................     6,474      2,823
*   Farmacol SA.......................................     2,588     34,511
*   Getin Holding SA..................................    65,107     27,463
*   Getin Noble Bank SA...............................   326,189    104,502
*   Grupa Azoty SA....................................     6,113    137,584
    Grupa Kety SA.....................................     1,370    110,362
*   Grupa Lotos SA....................................    32,417    270,998
*   Impexmetal SA.....................................    16,373     13,428
    ING Bank Slaski SA................................     6,134    203,831
    Inter Cars SA.....................................     1,704    111,610
    Kernel Holding SA.................................    17,256    199,902
    KGHM Polska Miedz SA..............................    32,315    812,088
    Kopex SA..........................................     7,393     14,102
    KRUK SA...........................................       396     18,232
*   LC Corp. SA.......................................    51,834     27,802
    LPP SA............................................        85    173,567
    Lubelski Wegiel Bogdanka SA.......................     6,641     92,197
*   mBank SA..........................................     1,468    147,131
    Netia SA..........................................    88,492    132,608
    Neuca SA..........................................       155     12,276
    Orange Polska SA..................................    94,408    203,443
    Orbis SA..........................................     4,643     72,767
    Pelion SA.........................................     1,918     35,679
    PGE Polska Grupa Energetyczna SA..................   125,553    589,855
*   Polnord SA........................................     9,078     24,620
    Polski Koncern Naftowy Orlen SA...................    82,502  1,663,834
    Polskie Gornictwo Naftowe i Gazownictwo SA........   101,680    169,450
    Powszechna Kasa Oszczednosci Bank Polski SA.......    61,457    475,852
    Powszechny Zaklad Ubezpieczen SA..................     1,868    213,462

                                     1608

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
POLAND -- (Continued)
*   Rafako SA.........................................      2,291 $    4,186
*   Sygnity SA........................................      4,962     11,985
    Synthos SA........................................    105,358    131,641
    Tauron Polska Energia SA..........................    234,657    235,791
*   Trakcja SA........................................     14,934     36,634
    TVN SA............................................     18,625     98,009
    Warsaw Stock Exchange.............................      5,032     65,182
                                                                  ----------
TOTAL POLAND..........................................             8,942,867
                                                                  ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA.....................................     42,109    178,915
*   Banco BPI SA......................................    117,003    132,661
*   Banco Comercial Portugues SA...................... 10,163,571    778,761
*   Banco Espirito Santo SA...........................    499,965         --
    EDP - Energias de Portugal SA.....................    150,256    555,760
    EDP Renovaveis SA.................................     71,905    526,131
    Galp Energia SGPS SA..............................     47,304    547,089
    Jeronimo Martins SGPS SA..........................     31,231    464,160
    Mota-Engil SGPS SA................................     17,204     45,695
    NOS SGPS SA.......................................     69,039    584,213
    Portucel SA.......................................    121,116    461,047
    REN - Redes Energeticas Nacionais SGPS SA.........     71,755    215,018
*   Sonae Industria SGPS SA...........................  2,616,000     20,372
    Sonae SGPS SA.....................................    312,890    433,772
    Teixeira Duarte SA................................     25,644     14,819
                                                                  ----------
TOTAL PORTUGAL........................................             4,958,413
                                                                  ----------
RUSSIA -- (0.2%)
    Etalon Group, Ltd. GDR............................      2,879      5,462
    Eurasia Drilling Co., Ltd. GDR....................      5,283     82,440
*   Exillon Energy P.L.C..............................      3,012      5,569
    Gazprom PAO Sponsored ADR.........................    375,292  1,725,302
*   Globaltrans Investment P.L.C......................     12,202     43,866
    Lukoil PJSC Sponsored ADR.........................     18,857    776,504
    Magnitogorsk Iron & Steel Works OJSC GDR..........     38,822    157,428
*   Mail.ru Group, Ltd. GDR...........................      2,567     48,054
*   Mechel Sponsored ADR..............................     32,520     31,671
    MegaFon PJSC GDR..................................      2,709     33,522
    MMC Norilsk Nickel PJSC ADR.......................      9,287    143,276
    Novolipetsk Steel OJSC GDR........................      7,015     92,104
    Phosagro OAO GDR..................................      4,488     60,926
    PIK Group GDR.....................................     13,885     36,366
    Rosneft OAO GDR...................................     64,780    248,554
    Rostelecom PJSC Sponsored ADR.....................      5,104     42,076
    RusHydro JSC ADR..................................    218,605    194,737
    Sberbank of Russia Sponsored ADR..................     69,628    342,565
    Severstal PAO GDR.................................     32,370    364,618
    Tatneft OAO Sponsored ADR.........................     24,677    722,545
    TMK OAO GDR.......................................      3,193     12,379
    Uralkali PJSC GDR.................................      2,297     30,327
    VimpelCom, Ltd....................................     19,415    112,219
    VTB Bank JSC GDR..................................    110,386    259,314

                                     1609

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
RUSSIA -- (Continued)
*   X5 Retail Group NV GDR............................    12,244 $  218,427
                                                                 ----------
TOTAL RUSSIA..........................................            5,790,251
                                                                 ----------
SINGAPORE -- (0.9%)
*   Abterra, Ltd......................................    32,000     13,067
    Amara Holdings, Ltd...............................    25,000      9,193
    ASL Marine Holdings, Ltd..........................    32,200      9,338
    Aspial Corp., Ltd.................................   120,000     31,070
#*  Ausgroup, Ltd.....................................   184,000     21,991
    Banyan Tree Holdings, Ltd.........................    54,000     19,471
#*  Biosensors International Group, Ltd...............   355,000    179,920
    Bonvests Holdings, Ltd............................    22,000     21,324
*   Boustead Projects, Ltd............................    15,189      9,565
    Boustead Singapore, Ltd...........................    86,133     75,404
    Breadtalk Group, Ltd..............................    27,000     26,780
*   Broadway Industrial Group, Ltd....................    55,533      8,263
    Bukit Sembawang Estates, Ltd......................    22,000     78,916
    Bund Center Investment, Ltd.......................   259,000     37,383
    CapitaLand, Ltd...................................   381,500    895,253
    Centurion Corp., Ltd..............................    35,000     12,238
    China Aviation Oil Singapore Corp., Ltd...........    33,600     18,263
#   China Merchants Holdings Pacific, Ltd.............   126,295     93,607
    Chip Eng Seng Corp., Ltd..........................   230,000    124,027
    City Developments, Ltd............................    54,000    367,513
    ComfortDelGro Corp., Ltd..........................   235,000    515,704
#   Cosco Corp. Singapore, Ltd........................   376,000    106,858
    CSE Global, Ltd...................................   225,000     87,726
#   CWT, Ltd..........................................   119,200    194,711
    Dairy Farm International Holdings, Ltd............     4,400     36,364
    DBS Group Holdings, Ltd...........................   132,383  1,948,971
*   Del Monte Pacific, Ltd............................   179,159     49,623
#   Dyna-Mac Holdings, Ltd............................   150,000     24,557
    Elec & Eltek International Co., Ltd...............     5,000      4,175
    Eu Yan Sang International, Ltd....................    10,000      3,564
#   Ezion Holdings, Ltd...............................   474,880    298,577
#*  Ezra Holdings, Ltd................................ 1,166,965    114,465
    Falcon Energy Group, Ltd..........................    66,000     11,064
    Far East Orchard, Ltd.............................    34,076     40,022
#   First Resources, Ltd..............................   163,000    225,509
    FJ Benjamin Holdings, Ltd.........................    34,000      2,539
*   Food Empire Holdings, Ltd.........................    19,000      3,258
    Fragrance Group, Ltd..............................   206,000     30,743
    Frasers Centrepoint, Ltd..........................    10,900     13,281
*   Gallant Venture, Ltd..............................   119,000     19,953
#   Genting Hong Kong, Ltd............................   281,000     97,471
    Genting Singapore P.L.C...........................   266,000    170,452
#*  Geo Energy Resources, Ltd.........................   138,000     20,008
    Global Logistic Properties, Ltd...................   129,000    216,364
    Global Premium Hotels, Ltd........................    11,680      2,682
*   GMG Global, Ltd...................................   123,600     37,884
    Golden Agri-Resources, Ltd........................ 1,180,000    270,791
    Great Eastern Holdings, Ltd.......................     4,000     67,661
    GuocoLand, Ltd....................................    69,666    116,257

                                     1610

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
SINGAPORE -- (Continued)
    GuocoLeisure, Ltd.................................   132,000 $   88,426
*   Healthway Medical Corp., Ltd......................   221,000      9,796
    Hi-P International, Ltd...........................   139,000     50,233
    Hiap Hoe, Ltd.....................................    39,000     22,745
    Ho Bee Land, Ltd..................................   102,000    149,469
    Hong Fok Corp., Ltd...............................   109,200     66,851
    Hong Leong Asia, Ltd..............................    42,000     36,607
    Hongkong Land Holdings, Ltd.......................    22,000    169,270
    Hotel Grand Central, Ltd..........................    37,639     36,828
    HTL International Holdings, Ltd...................    66,000     10,934
    Hutchison Port Holdings Trust..................... 1,067,000    640,398
#   Hyflux, Ltd.......................................   174,900    106,895
    Indofood Agri Resources, Ltd......................   175,000     74,625
*   InnoTek, Ltd......................................    46,000      8,537
    Innovalues, Ltd...................................    36,000     22,718
    Interplex Holdings, Ltd...........................    66,000     33,714
*   Interra Resources, Ltd............................   138,000     11,270
    IPC Corp., Ltd....................................     7,200      8,135
    Jardine Cycle & Carriage, Ltd.....................     5,555    119,645
    k1 Ventures, Ltd..................................   375,000     54,590
    Keppel Corp., Ltd.................................    60,000    327,779
#   Keppel Infrastructure Trust.......................   288,757    109,386
    Keppel Telecommunications & Transportation, Ltd...    35,900     38,595
    Koh Brothers Group, Ltd...........................    48,000     10,820
    KSH Holdings, Ltd.................................    48,000     18,196
    Lian Beng Group, Ltd..............................   185,000     74,826
#*  Linc Energy, Ltd..................................   151,421     16,180
    Low Keng Huat Singapore, Ltd......................    66,000     32,121
    M1, Ltd...........................................    47,000    107,138
*   Manhattan Resources, Ltd..........................    18,900      2,813
*   Marco Polo Marine, Ltd............................    72,000     12,065
    Maxi-Cash Financial Services Corp., Ltd...........     4,800        577
    Mermaid Maritime PCL..............................   142,000     18,001
    Mewah International, Inc..........................    80,000     18,342
#   Midas Holdings, Ltd...............................   424,000     97,193
#   Nam Cheong, Ltd...................................   508,500     85,083
#*  Neptune Orient Lines, Ltd.........................   324,100    218,663
    Nera Telecommunications, Ltd......................    53,000     25,119
#   Noble Group, Ltd.................................. 1,390,900    461,601
    Olam International, Ltd...........................   138,000    184,931
#   OSIM International, Ltd...........................    49,000     56,965
    OUE, Ltd..........................................   111,400    157,251
#   Oversea-Chinese Banking Corp., Ltd................   272,941  2,046,800
    Oxley Holdings, Ltd...............................    80,000     25,637
    Pan-United Corp., Ltd.............................    43,000     23,524
    Penguin International, Ltd........................   125,000     14,359
    Petra Foods, Ltd..................................     7,000     14,633
    Q&M Dental Group Singapore, Ltd...................    60,300     36,752
    QAF, Ltd..........................................    36,907     30,079
    Raffles Education Corp., Ltd......................   110,370     23,268
    Raffles Medical Group, Ltd........................    83,271    290,912
    Rotary Engineering, Ltd...........................    55,000     16,490

                                     1611

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SINGAPORE -- (Continued)
    SATS, Ltd......................................... 135,870 $   372,888
    SBS Transit, Ltd..................................  11,500      14,485
    SembCorp Industries, Ltd..........................  98,000     254,898
#   SembCorp Marine, Ltd.............................. 123,800     235,275
    Sheng Siong Group, Ltd............................ 131,200      85,497
    SHS Holdings, Ltd.................................  97,000      16,256
    Sim Lian Group, Ltd...............................  42,000      26,841
    Sinarmas Land, Ltd................................ 473,600     191,512
    Sing Holdings, Ltd................................  16,000       3,619
    Singapore Airlines, Ltd...........................  84,000     657,126
    Singapore Exchange, Ltd...........................  59,000     343,008
    Singapore Post, Ltd............................... 222,000     316,125
    Singapore Press Holdings, Ltd.....................  61,000     185,848
    Singapore Technologies Engineering, Ltd...........  98,000     234,305
    Singapore Telecommunications, Ltd................. 390,000   1,164,783
#*  Sino Grandness Food Industry Group, Ltd........... 156,000      35,719
    SMRT Corp., Ltd................................... 144,000     145,230
    Stamford Land Corp., Ltd.......................... 150,000      62,832
    StarHub, Ltd......................................  22,000      61,425
    Sunningdale Tech, Ltd............................. 190,000      25,224
*   SunVic Chemical Holdings, Ltd.....................  69,000      14,309
    Super Group, Ltd.................................. 166,000     121,527
#*  Swiber Holdings, Ltd.............................. 211,500      22,881
#   Swissco Holdings, Ltd.............................  57,000      14,532
    Tat Hong Holdings, Ltd............................ 151,000      55,712
    Tiong Woon Corp. Holding, Ltd.....................  31,000       4,094
    Tuan Sing Holdings, Ltd........................... 136,107      34,687
    UMS Holdings, Ltd................................. 156,000      57,991
    United Engineers, Ltd............................. 128,400     232,873
    United Industrial Corp., Ltd...................... 115,113     281,074
    United Overseas Bank, Ltd.........................  74,987   1,213,932
    UOB-Kay Hian Holdings, Ltd........................  73,490      80,354
    UOL Group, Ltd....................................  95,055     464,389
    UPP Holdings, Ltd.................................  64,000       8,629
*   Vard Holdings, Ltd................................ 157,000      51,963
    Venture Corp., Ltd................................  84,500     483,510
    Vibrant Group, Ltd................................ 179,000      12,131
    Wee Hur Holdings, Ltd............................. 112,500      25,811
    Wilmar International, Ltd......................... 115,000     268,166
    Wing Tai Holdings, Ltd............................ 192,921     265,087
    Yeo Hiap Seng, Ltd................................   7,068       7,707
*   Yongnam Holdings, Ltd.............................  83,250      24,860
                                                               -----------
TOTAL SINGAPORE.......................................          21,280,720
                                                               -----------
SOUTH AFRICA -- (1.7%)
    Abdee RF, Ltd.....................................   4,879      13,199
*   Adcock Ingram Holdings, Ltd.......................  27,649     109,631
    Adcorp Holdings, Ltd..............................   9,980      25,161
    Advtech, Ltd......................................  78,146      75,641
    Aeci, Ltd.........................................  37,099     317,396
*   African Bank Investments, Ltd..................... 160,097         735
    African Oxygen, Ltd...............................  21,153      21,693
    African Rainbow Minerals, Ltd.....................  31,896     175,221

                                     1612

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH AFRICA -- (Continued)
    Allied Electronics Corp., Ltd.....................   8,984 $    6,584
*   Anglo American Platinum, Ltd......................   3,203     66,651
*   AngloGold Ashanti, Ltd............................   2,804     17,062
*   AngloGold Ashanti, Ltd. Sponsored ADR............. 127,036    777,460
*   ArcelorMittal South Africa, Ltd...................  22,619     26,123
    Aspen Pharmacare Holdings, Ltd....................  16,002    468,582
    Assore, Ltd.......................................   5,799     38,682
    Astral Foods, Ltd.................................  13,092    173,127
*   Attacq, Ltd.......................................  34,001     59,156
*   Aveng, Ltd........................................  76,749     39,043
    AVI, Ltd.......................................... 123,756    780,056
    Barclays Africa Group, Ltd........................  56,670    833,129
    Barloworld, Ltd...................................  93,696    664,746
    Bidvest Group, Ltd. (The).........................  63,969  1,553,329
*   Brait SE..........................................  43,128    520,598
    Business Connexion Group, Ltd.....................  66,747     32,923
    Capitec Bank Holdings, Ltd........................  14,213    523,373
    Cashbuild, Ltd....................................   6,497    155,079
    Caxton and CTP Publishers and Printers, Ltd.......   3,193      5,303
    City Lodge Hotels, Ltd............................   3,620     40,431
    Clicks Group, Ltd.................................  53,010    403,429
*   Consolidated Infrastructure Group, Ltd............   4,845     11,857
    Coronation Fund Managers, Ltd.....................  32,137    196,576
    DataTec, Ltd......................................  56,801    305,931
    Discovery, Ltd.................................... 106,381  1,139,857
    Distell Group, Ltd................................   5,376     72,551
    Distribution and Warehousing Network, Ltd.........  53,514     26,653
    DRDGOLD, Ltd......................................  84,168     10,952
    EOH Holdings, Ltd.................................  34,170    465,075
*   Eqstra Holdings, Ltd..............................  14,728      2,626
*   Evraz Highveld Steel and Vanadium, Ltd............   4,215        550
    Exxaro Resources, Ltd.............................  20,185    119,238
    Famous Brands, Ltd................................   9,753     99,408
    FirstRand, Ltd.................................... 270,073  1,166,728
    Foschini Group, Ltd. (The)........................  56,088    637,296
    Gold Fields, Ltd. Sponsored ADR................... 295,397    815,296
    Grand Parade Investments, Ltd.....................  20,425      9,782
    Grindrod, Ltd..................................... 113,853    120,170
    Group Five, Ltd...................................  29,546     54,902
    Growthpoint Properties, Ltd....................... 121,889    266,731
*   Harmony Gold Mining Co., Ltd......................  14,209     13,504
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.......  97,449     97,244
    Hudaco Industries, Ltd............................  10,278    102,857
    Iliad Africa, Ltd.................................   2,000      1,531
    Illovo Sugar, Ltd.................................  50,775     53,558
*   Impala Platinum Holdings, Ltd.....................  40,993    147,130
    Imperial Holdings, Ltd............................  63,126    847,247
    Investec, Ltd.....................................  38,315    346,967
    JSE, Ltd..........................................  17,413    202,730
    Kumba Iron Ore, Ltd...............................   1,908     16,323
    Lewis Group, Ltd..................................  40,038    181,559
    Liberty Holdings, Ltd.............................  32,125    360,801
    Life Healthcare Group Holdings, Ltd............... 120,481    355,497

                                     1613

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH AFRICA -- (Continued)
    Massmart Holdings, Ltd............................  21,152 $  224,072
    Mediclinic International, Ltd.....................  49,111    436,956
    Merafe Resources, Ltd............................. 389,559     25,068
    Metair Investments, Ltd...........................  41,985    118,721
    MMI Holdings, Ltd................................. 295,025    686,468
    Mondi, Ltd........................................  24,210    579,321
    Mpact, Ltd........................................  42,250    150,431
    Mr Price Group, Ltd...............................  33,297    663,103
    MTN Group, Ltd.................................... 124,976  2,080,695
    Murray & Roberts Holdings, Ltd....................  94,705     97,158
    Nampak, Ltd....................................... 176,790    445,037
    Naspers, Ltd. Class N.............................   7,392  1,030,173
    Nedbank Group, Ltd................................  34,358    683,878
    Netcare, Ltd...................................... 253,546    807,914
*   Northam Platinum, Ltd.............................  67,705    183,424
    Oceana Group, Ltd.................................  10,487     82,855
    Omnia Holdings, Ltd...............................  24,168    334,167
    Peregrine Holdings, Ltd...........................  46,192    120,757
    Pick n Pay Stores, Ltd............................  51,127    239,072
*   Pinnacle Holdings, Ltd............................  38,098     36,490
    Pioneer Foods, Ltd................................  19,187    300,260
    PPC, Ltd.......................................... 106,470    189,400
    PSG Group, Ltd....................................  36,708    579,387
*   Quantum Foods Holdings, Ltd.......................  19,187      4,945
    Raubex Group, Ltd.................................  31,926     46,351
    RCL Foods, Ltd....................................  37,465     50,524
    Reunert, Ltd......................................  64,677    322,922
    Sanlam, Ltd....................................... 288,271  1,522,950
    Santam, Ltd.......................................   5,919    100,153
*   Sappi, Ltd........................................ 195,665    642,950
*   Sappi, Ltd. Sponsored ADR.........................  35,009    109,228
    Sasol, Ltd........................................   3,423    118,165
    Sasol, Ltd. Sponsored ADR.........................  50,213  1,731,344
    Shoprite Holdings, Ltd............................  36,188    480,218
    Sibanye Gold, Ltd................................. 238,835    311,255
    Sibanye Gold, Ltd. Sponsored ADR..................  20,552    109,953
    Spar Group, Ltd. (The)............................  37,112    580,339
    Spur Corp., Ltd...................................  10,572     31,168
    Standard Bank Group, Ltd.......................... 108,591  1,304,085
*   Stefanutti Stocks Holdings, Ltd...................  21,041      9,148
    Steinhoff International Holdings, Ltd............. 308,096  1,862,763
    Sun International, Ltd............................  24,091    218,280
*   Super Group, Ltd.................................. 115,021    321,993
    Telkom SA SOC, Ltd................................  97,670    474,521
    Telkom SA SOC, Ltd. Sponsored ADR.................   1,800     34,848
    Tiger Brands, Ltd.................................  21,031    472,745
    Tiso Blackstar Group SE...........................      86         87
    Tongaat Hulett, Ltd...............................  24,098    231,973
    Trencor, Ltd......................................  20,950     99,059
    Truworths International, Ltd......................  86,997    587,928
    Tsogo Sun Holdings, Ltd...........................  52,225     98,513
    Vodacom Group, Ltd................................  10,423    120,504
    Wilson Bayly Holmes-Ovcon, Ltd....................  12,652     95,376
    Woolworths Holdings, Ltd.......................... 117,532    920,615

                                     1614

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
SOUTH AFRICA -- (Continued)
    Zeder Investments, Ltd............................ 39,899 $    27,219
                                                              -----------
TOTAL SOUTH AFRICA....................................         39,309,599
                                                              -----------
SOUTH KOREA -- (3.6%)
#*  Advanced Process Systems Corp.....................  4,039      28,543
    Aekyung Petrochemical Co., Ltd....................    652      33,547
    AfreecaTV Co., Ltd................................  1,311      37,239
#*  Agabang&Company...................................  8,724      84,008
    Ahnlab, Inc.......................................    579      23,670
#*  AJ Rent A Car Co., Ltd............................  3,732      46,401
    AK Holdings, Inc..................................  1,291     101,708
    Amorepacific Corp.................................  1,320     465,351
    AMOREPACIFIC Group................................  5,630     939,312
#*  Amotech Co., Ltd..................................  3,651      53,931
    Anapass, Inc......................................  1,105       9,685
    Asia Cement Co., Ltd.(BGCB6C6)....................    490      48,127
    Asia Cement Co., Ltd.(6057152)....................    778      91,797
    Asia Paper Manufacturing Co., Ltd.................  1,774      32,793
*   Asiana Airlines, Inc.............................. 32,610     165,921
    AtlasBX Co., Ltd..................................  2,108      64,202
*   AUK Corp..........................................  7,540      14,193
*   Basic House Co., Ltd. (The).......................  1,300      15,767
*   BH Co., Ltd.......................................  3,736      18,686
    Binggrae Co., Ltd.................................  1,160      81,501
    BNK Financial Group, Inc.......................... 64,118     753,727
    Boryung Pharmaceutical Co., Ltd...................    308      18,033
    Bukwang Pharmaceutical Co., Ltd...................  4,239      96,064
*   CammSys Corp...................................... 14,666      22,829
#*  Capro Corp........................................ 15,677      39,067
*   Celltrion Pharm, Inc..............................  2,136      28,862
#*  Celltrion, Inc....................................  2,695     178,590
#*  Chabio & Diostech Co., Ltd........................  5,500      74,317
*   Chadiostech Co., Ltd..............................  1,052       2,984
*   Cheil Worldwide, Inc..............................  9,650     158,021
*   Chemtronics Co., Ltd..............................  2,572      15,604
*   Chin Hung International, Inc......................  6,886      16,004
*   China Great Star International, Ltd............... 17,021      34,596
#*  China Ocean Resources Co., Ltd.................... 47,331     151,057
    Chinyang Holdings Corp............................  6,039      20,415
    Chong Kun Dang Pharmaceutical Corp................  2,545     178,140
    Chongkundang Holdings Corp........................    984      83,188
#   CJ CGV Co., Ltd...................................  2,736     274,101
    CJ CheilJedang Corp...............................  1,826     642,571
    CJ Corp...........................................  3,789     992,251
*   CJ E&M Corp.......................................  5,469     346,456
    CJ Hellovision Co., Ltd...........................  5,810      63,789
*   CJ Korea Express Co., Ltd.........................  1,607     236,245
    CJ O Shopping Co., Ltd............................  1,051     182,484
    CKD Bio Corp......................................  1,746      37,393
*   Com2uSCorp........................................    741      78,899
*   Cosmochemical Co., Ltd............................  3,760      18,386
    Coway Co., Ltd....................................  5,146     429,597
    Crown Confectionery Co., Ltd......................    181     124,237

                                     1615

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
    D.I Corp..........................................  5,590 $ 38,477
    Dae Dong Industrial Co., Ltd......................  1,610   16,120
*   Dae Won Chemical Co., Ltd.........................  6,000   19,986
    Dae Won Kang Up Co., Ltd..........................  9,910   40,701
*   Dae Young Packaging Co., Ltd...................... 26,795   26,901
*   Dae-Il Corp.......................................  7,510   34,985
*   Daechang Co., Ltd................................. 10,260    7,777
    Daeduck Electronics Co............................ 11,360   70,156
    Daeduck GDS Co., Ltd..............................  7,580   58,793
    Daehan Steel Co., Ltd.............................  5,480   51,154
*   Daekyung Machinery & Engineering Co., Ltd.........  4,760    6,849
    Daelim Industrial Co., Ltd........................  6,172  393,225
    Daeryuk Can Co., Ltd..............................  3,847   28,993
    Daesang Corp......................................  4,120  125,271
    Daesang Holdings Co., Ltd.........................  5,320  106,241
    Daewon Pharmaceutical Co., Ltd....................  2,237   46,017
#*  Daewoo Engineering & Construction Co., Ltd........ 28,310  167,167
#   Daewoo International Corp......................... 10,979  194,246
    Daewoo Securities Co., Ltd........................ 39,392  489,274
#   Daewoo Shipbuilding & Marine Engineering Co.,
      Ltd............................................. 27,902  165,853
    Daewoong Co., Ltd.................................    602   41,930
    Daewoong Pharmaceutical Co., Ltd..................    603   46,170
    Daihan Pharmaceutical Co., Ltd....................  1,049   17,259
    Daishin Securities Co., Ltd....................... 16,021  146,849
*   Dasan Networks, Inc...............................  3,577   19,296
#   Daum Kakao Corp...................................  2,249  232,024
#   Dayou Automotive Seat Technology Co., Ltd......... 17,848   32,918
    DGB Financial Group, Inc.......................... 55,971  537,043
    Digital Power Communications Co., Ltd.............  4,451   21,323
    Display Tech Co., Ltd.............................  6,360   26,720
    DK UIL Co., Ltd...................................  2,653   23,546
    Dong Ah Tire & Rubber Co., Ltd....................  3,857   80,895
#   Dong-A Socio Holdings Co., Ltd....................    678  101,265
*   Dongaone Co., Ltd.................................  3,570    8,358
    Dongbang Transport Logistics Co., Ltd.............  7,998   16,567
#*  Dongbu HiTek Co., Ltd.............................  5,940   86,924
    Dongbu Insurance Co., Ltd......................... 12,076  574,068
    Dongbu Securities Co., Ltd........................ 12,698   61,079
    Dongil Industries Co., Ltd........................    419   26,930
    Dongjin Semichem Co., Ltd.........................  8,756   47,089
    Dongkuk Industries Co., Ltd.......................  6,319   18,442
#*  Dongkuk Steel Mill Co., Ltd....................... 19,536  101,208
    Dongkuk Structures & Construction Co., Ltd........  6,265   17,949
    DONGSUNG Corp.....................................  3,090   18,521
    Dongwha Pharm Co., Ltd............................  8,350   58,328
    Dongwon F&B Co., Ltd..............................    458  181,156
#   Dongwon Industries Co., Ltd.......................    550  171,863
    Dongyang E&P, Inc.................................  1,741   19,790
    Doosan Corp.......................................  2,427  212,656
#*  Doosan Engine Co., Ltd............................  5,570   24,689
    Doosan Engineering & Construction Co., Ltd........    408    2,809
    Doosan Heavy Industries & Construction Co., Ltd... 14,196  243,617
#*  Doosan Infracore Co., Ltd......................... 27,680  180,193

                                     1616

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
*   Dragonfly GF Co., Ltd.............................  2,683 $ 26,787
    DRB Holding Co., Ltd..............................  4,247   47,194
*   Duk San Neolux Co., Ltd...........................    505    6,754
*   Duksan Hi-Metal Co., Ltd..........................  3,221   22,939
    DuzonBIzon Co., Ltd...............................  4,560   83,178
    DY Corp...........................................  5,177   28,694
*   DY POWER Corp.....................................  2,772   24,864
    e-LITECOM Co., Ltd................................  3,410   54,916
    E-Mart Co., Ltd...................................  3,033  619,929
    E1 Corp...........................................    840   49,640
    Eagon Industries Co., Ltd.........................  2,350   53,780
#   Easy Bio, Inc..................................... 14,232   91,568
*   ELK Corp..........................................  4,974   13,260
    ENF Technology Co., Ltd...........................  1,186   20,049
#   Eo Technics Co., Ltd..............................  1,515  148,037
    Eugene Corp....................................... 22,437  119,863
*   Eugene Investment & Securities Co., Ltd........... 20,160   62,379
    Eugene Technology Co., Ltd........................  1,606   20,357
*   Eusu Holdings Co., Ltd............................  6,296   50,938
#   EVERDIGM Corp.....................................  5,587   59,993
    F&F Co., Ltd......................................  2,074   30,363
#   Fila Korea, Ltd...................................  1,477  129,300
*   Flexcom, Inc......................................  2,681    6,846
    Fursys, Inc.......................................  2,447   72,914
    Gaon Cable Co., Ltd...............................  1,340   26,085
    Global & Yuasa Battery Co., Ltd...................  3,172  108,140
    Global Display Co., Ltd...........................  5,442   20,849
*   Golfzon Co., Ltd..................................    455   42,296
#   GOLFZONYUWONHOLDINGS Co., Ltd.....................  5,840   57,766
#   Grand Korea Leisure Co., Ltd......................  2,950   75,795
    Green Cross Corp..................................    899  169,050
    Green Cross Holdings Corp.........................  5,200  182,670
#*  GS Engineering & Construction Corp................ 10,889  243,619
    GS Global Corp....................................  2,780   16,988
#   GS Holdings Corp.................................. 12,583  490,143
    GS Home Shopping, Inc.............................    683  118,323
#   GS retail Co., Ltd................................  7,250  323,860
*   Halla Corp........................................  3,187   12,838
#   Halla Holdings Corp...............................  2,470  108,929
    Halla Visteon Climate Control Corp................  4,010  124,538
#   Han Kuk Carbon Co., Ltd...........................  9,360   54,124
    Hana Financial Group, Inc......................... 34,290  855,578
    Hana Micron, Inc..................................  5,142   33,922
    Hana Tour Service, Inc............................  1,057  157,203
    Hancom, Inc.......................................  2,680   47,878
    Handok Inc........................................  1,840   50,515
    Handsome Co., Ltd.................................  4,900  166,468
    Hanil Cement Co., Ltd.............................  1,122  121,251
#* Hanjin Heavy Industries & Construction Co., Ltd... 23,224 90,078 Hanjin Heavy Industries & Construction Holdings
      Co., Ltd........................................  4,374   28,178
#   Hanjin Kal Corp................................... 17,459  423,313
#*  Hanjin Shipping Co., Ltd.......................... 39,006  168,458
    Hanjin Transportation Co., Ltd....................  2,853  116,868

                                     1617

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
    Hankook Shell Oil Co., Ltd........................    110 $ 43,452
    Hankook Tire Co., Ltd............................. 21,531  747,550
*   Hanmi Pharm Co., Ltd..............................  1,500  515,995
#*  Hanmi Science Co., Ltd............................  4,486  500,979
    Hanmi Semiconductor Co., Ltd......................  1,698   14,949
    Hansae Co., Ltd...................................  1,440   64,083
    Hansae Yes24 Holdings Co., Ltd....................  3,090   73,467
*   Hanshin Construction..............................  1,319   26,853
    Hansol Chemical Co., Ltd..........................  1,170   83,332
*   Hansol Holdings Co., Ltd.......................... 12,273   93,785
#*  Hansol HomeDeco Co., Ltd.......................... 25,503   37,551
    Hansol Logistics Co., Ltd.........................  5,313   22,307
*   Hansol Paper Co., Ltd.............................  5,227   87,474
*   Hansol Technics Co., Ltd..........................  6,186  103,336
    Hanssem Co., Ltd..................................  1,492  379,350
    Hanwha Chemical Corp.............................. 21,936  387,908
#   Hanwha Corp....................................... 15,900  646,272
    Hanwha Galleria Timeworld Co., Ltd................    700   89,703
*   Hanwha General Insurance Co., Ltd................. 14,438   79,201
    Hanwha Investment & Securities Co., Ltd........... 18,881   93,202
    Hanwha Life Insurance Co., Ltd.................... 45,527  324,244
*   Hanwha Techwin Co., Ltd........................... 10,505  342,069
    Hanyang Eng Co., Ltd..............................  3,452   35,821
    Hanyang Securities Co., Ltd.......................  1,630   12,012
*   Harim Holdings Co., Ltd........................... 16,954   73,735
    Heung-A Shipping Co., Ltd......................... 22,060   60,288
#   Hite Jinro Co., Ltd...............................  7,642  146,359
    Hitejinro Holdings Co., Ltd.......................  3,737   54,569
    HMC Investment Securities Co., Ltd................  6,193   56,243
    Hotel Shilla Co., Ltd.............................  5,490  590,439
#*  HS Industries Co., Ltd............................ 11,008   40,046
    HS R&A Co., Ltd...................................    562   15,285
    Huchems Fine Chemical Corp........................  4,489   87,460
    Humax Co., Ltd....................................  4,280   60,300
    Huons Co., Ltd....................................  1,093  100,923
    Husteel Co., Ltd..................................  1,170   20,284
    Huvis Corp........................................  4,510   33,258
    Hwa Shin Co., Ltd.................................  8,784   46,239
    HwaSung Industrial Co., Ltd.......................  2,406   52,498
    Hy-Lok Corp.......................................  2,898   82,834
    Hyosung Corp......................................  6,747  823,199
    Hyundai BNG Steel Co., Ltd........................  4,605   41,006
#   Hyundai Corp......................................  3,840   95,042
    Hyundai Department Store Co., Ltd.................  3,692  466,276
    Hyundai Development Co............................ 16,047  964,847
#*  Hyundai Elevator Co., Ltd.........................  3,637  247,031
    Hyundai Engineering & Construction Co., Ltd.......  7,327  215,519
    Hyundai Engineering Plastics Co., Ltd.............  5,366   40,383
    Hyundai Glovis Co., Ltd...........................    440   73,463
    Hyundai Greenfood Co., Ltd........................ 11,600  239,513
#*  Hyundai Heavy Industries Co., Ltd.................  3,485  289,069
    Hyundai Home Shopping Network Corp................  1,440  150,700
    Hyundai Hy Communications & Networks Co., Ltd.....  9,650   33,339

                                     1618

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
    Hyundai Livart Furniture Co., Ltd.................  4,100 $  221,995
    Hyundai Marine & Fire Insurance Co., Ltd.......... 18,993    515,595
    Hyundai Motor Co.................................. 11,360  1,447,152
#*  Hyundai Rotem Co., Ltd............................  3,414     51,230
    Hyundai Securities Co., Ltd....................... 48,070    352,992
    Hyundai Steel Co..................................  8,361    417,400
    Hyundai Wia Corp..................................  4,758    436,199
    Il Dong Pharmaceutical Co., Ltd...................  3,120     87,585
    Iljin Display Co., Ltd............................  5,702     38,288
    Iljin Electric Co., Ltd...........................  5,010     23,666
    Iljin Holdings Co., Ltd...........................  6,463     55,720
*   Iljin Materials Co., Ltd..........................  1,650      9,733
    Ilshin Spinning Co., Ltd..........................    349     60,139
    iMarketKorea, Inc.................................    640     16,780
    InBody Co., Ltd...................................  1,399     57,447
    Industrial Bank of Korea.......................... 28,423    336,369
*   InkTec Co., Ltd...................................    909      4,934
*   InnoWireless, Inc.................................    699      6,671
*   Innox Corp........................................  1,728     16,152
#*  Insun ENT Co., Ltd................................ 11,140     65,201
*   Interflex Co., Ltd................................  2,782     25,071
    Interpark Holdings Corp........................... 13,064    119,951
    Inzi Controls Co., Ltd............................  2,340     10,017
    INZI Display Co., Ltd.............................  6,794     10,949
    IS Dongseo Co., Ltd...............................  2,030    142,793
    ISU Chemical Co., Ltd.............................  3,690     33,621
    IsuPetasys Co., Ltd............................... 14,830     75,715
    Jahwa Electronics Co., Ltd........................  6,340     61,524
    JB Financial Group Co., Ltd....................... 31,088    170,530
    Jeil Pharmaceutical Co............................  1,820     39,531
*   Jusung Engineering Co., Ltd.......................  7,166     26,924
*   JVM Co., Ltd......................................    684     33,063
#   JW Pharmaceutical Corp............................  3,241     84,653
    Kangwon Land, Inc.................................  8,480    309,741
    KB Capital Co., Ltd...............................  3,043     60,688
    KB Financial Group, Inc........................... 15,280    480,066
    KB Financial Group, Inc. ADR...................... 13,208    415,920
    KB Insurance Co., Ltd............................. 14,710    354,502
    KC Green Holdings Co., Ltd........................  5,380     39,179
    KC Tech Co., Ltd..................................  4,453     46,128
    KCC Corp..........................................    367    153,419
    KCC Engineering & Construction Co., Ltd...........  2,612     19,184
*   KCP Co., Ltd......................................    702     23,092
    KEPCO Engineering & Construction Co., Inc.........  1,061     25,557
    KEPCO Plant Service & Engineering Co., Ltd........  1,610    161,746
    Keyang Electric Machinery Co., Ltd................  7,846     32,884
*   KEYEAST Co., Ltd..................................  9,285     34,826
    KG Chemical Corp..................................  1,860     34,789
    KG Eco Technology Service Co., Ltd................  5,045     19,587
#   KH Vatec Co., Ltd.................................  4,940     65,429
    Kia Motors Corp................................... 21,237    796,625
    KISCO Corp........................................  1,549     74,271
    Kishin Corp.......................................  5,120     31,932

                                     1619

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
    KISWIRE, Ltd......................................  2,592 $115,543
    KIWOOM Securities Co., Ltd........................  3,271  183,629
*   KMH Co., Ltd......................................  4,832   48,738
    Koh Young Technology, Inc.........................  1,344   49,688
    Kolao Holdings....................................  3,520   65,709
#   Kolon Corp........................................  1,704   89,645
    Kolon Industries, Inc.............................  4,288  200,054
    Kolon Life Science, Inc...........................    571   87,913
    KONA I Co., Ltd...................................  1,983   78,520
    Kook Soon Dang Brewery Co., Ltd...................  3,104   22,749
    Korea Aerospace Industries, Ltd...................  2,430  203,224
    Korea Alcohol Industrial Co., Ltd.................  4,177   31,883
    Korea Cast Iron Pipe Industries Co., Ltd..........  2,491   31,546
    Korea Circuit Co., Ltd............................  3,237   23,326
    Korea District Heating Corp.......................    772   48,546
    Korea Electric Power Corp. Sponsored ADR.......... 11,977  258,104
    Korea Electric Terminal Co., Ltd..................  1,750  152,854
    Korea Export Packaging Industrial Co., Ltd........  1,272   24,980
    Korea Flange Co., Ltd.............................  1,430   19,307
    Korea Gas Corp....................................  3,822  138,067
*   Korea Information & Communications Co., Ltd.......  1,535   26,626
    Korea Investment Holdings Co., Ltd................ 10,480  559,088
    Korea Kolmar Co., Ltd.............................  1,358  118,889
*   Korea Line Corp...................................  3,677   73,258
    Korea Petro Chemical Ind..........................  1,545  238,803
    Korea United Pharm, Inc...........................  1,346   29,450
    Korea Zinc Co., Ltd...............................    699  295,337
*   Korean Air Lines Co., Ltd......................... 10,871  326,144
    Korean Reinsurance Co............................. 32,765  413,796
    Kortek Corp.......................................  1,982   26,070
    KPX Chemical Co., Ltd.............................  1,049   50,940
*   KT Corp. Sponsored ADR............................ 14,332  187,319
*   KT Hitel Co., Ltd.................................  1,589   15,236
    KT Skylife Co., Ltd...............................  5,174  105,702
    KT&G Corp.........................................  9,033  851,007
#*  KTB Investment & Securities Co., Ltd.............. 22,243   76,211
    Kukdo Chemical Co., Ltd...........................  1,090   75,346
*   Kumho Electric Co., Ltd...........................    690   10,636
*   Kumho Industrial Co., Ltd.........................  1,571   24,665
    Kumho Petrochemical Co., Ltd......................    931   48,245
#*  Kumho Tire Co., Inc............................... 36,253  209,265
    Kumkang Kind Co., Ltd.............................    850   67,658
    Kunsul Chemical Industrial Co., Ltd...............  1,443   64,611
    Kwang Dong Pharmaceutical Co., Ltd................  7,180   89,132
*   Kwang Myung Electric Engineering Co., Ltd.........  4,580    9,291
*   Kwangju Bank......................................  2,900   18,834
    Kyobo Securities Co., Ltd.........................  9,010   90,551
    Kyung Dong Navien Co., Ltd........................    590   16,689
    Kyung-In Synthetic Corp...........................  6,361   24,542
    Kyungbang, Ltd....................................    211   43,332
    Kyungchang Industrial Co., Ltd....................  5,099   28,444
    KyungDong City Gas Co., Ltd.......................    197   18,678
    Kyungdong Pharm Co., Ltd..........................  1,450   30,185

                                     1620

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SOUTH KOREA -- (Continued)
*   LB Semicon, Inc...................................   4,067 $    5,358
    LEENO Industrial, Inc.............................   1,048     41,453
    LF Corp...........................................   4,880    145,911
    LG Chem, Ltd......................................   2,474    528,950
    LG Corp...........................................  10,961    544,135
    LG Display Co., Ltd...............................   4,840     91,485
    LG Display Co., Ltd. ADR.......................... 113,162  1,082,960
    LG Electronics, Inc...............................  28,895  1,001,875
    LG Hausys, Ltd....................................   1,425    216,246
    LG Household & Health Care, Ltd...................     649    475,250
#   LG Innotek Co., Ltd...............................   3,123    218,787
    LG International Corp.............................   5,565    137,335
*   LG Life Sciences, Ltd.............................   1,620     97,643
    LG Uplus Corp.....................................  64,280    634,960
*   LiHOM-CUCHEN Co., Ltd.............................   3,129     44,790
    Lock & Lock Co., Ltd..............................   3,170     38,393
    Lotte Chemical Corp...............................   3,981    886,540
    Lotte Chilsung Beverage Co., Ltd..................      88    170,092
    Lotte Confectionery Co., Ltd......................     164    274,199
    Lotte Food Co., Ltd...............................      89     69,452
    LOTTE Himart Co., Ltd.............................   2,903    159,046
*   Lotte Non-Life Insurance Co., Ltd.................  19,194     51,775
    Lotte Shopping Co., Ltd...........................   1,627    350,678
    LS Corp...........................................   5,567    186,935
    LS Industrial Systems Co., Ltd....................   2,396    107,157
#   Lumens Co., Ltd...................................  17,002     52,915
#   Macquarie Korea Infrastructure Fund...............  51,254    346,063
    Maeil Dairy Industry Co., Ltd.....................   1,665     54,209
#   Mando Corp........................................   2,468    235,503
    Medy-Tox, Inc.....................................     997    452,581
    MegaStudy Co., Ltd................................     877     27,402
*   MegaStudyEdu Co., Ltd.............................     508     32,263
#*  Melfas, Inc.......................................   5,717     19,069
    Meritz Finance Group, Inc.........................   9,650    131,752
#   Meritz Fire & Marine Insurance Co., Ltd...........  19,112    265,272
#   Meritz Securities Co., Ltd........................  69,570    347,281
    Mirae Asset Securities Co., Ltd...................   4,741    178,649
    MK Electron Co., Ltd..............................   5,177     33,477
*   MNTech Co., Ltd...................................   5,018     24,040
    Modetour Network, Inc.............................     692     23,204
    Moorim P&P Co., Ltd...............................   8,640     46,678
*   Moorim Paper Co., Ltd.............................  13,596     50,322
*   Muhak Co., Ltd....................................   3,624    166,127
    Namhae Chemical Corp..............................   9,970     97,116
    Namyang Dairy Products Co., Ltd...................     111     70,073
    NAVER Corp........................................     717    320,701
    NCSoft Corp.......................................   1,673    313,739
*   Neowiz Games Corp.................................   4,290     79,109
*   NEPES Corp........................................   6,920     39,247
    Nexen Corp........................................     619     46,064
    Nexen Tire Corp...................................   8,230     98,470
*   Nexon GT Co., Ltd.................................   2,809     34,501
    NH Investment & Securities Co., Ltd...............  26,345    244,967

                                     1621

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
#*  NHN Entertainment Corp............................  3,002 $  145,555
    NICE Holdings Co., Ltd............................  4,060     77,152
    NICE Information Service Co., Ltd.................  5,495     57,664
    NK Co., Ltd.......................................  2,093     12,169
    Nong Shim Holdings Co., Ltd.......................    792     84,445
    NongShim Co., Ltd.................................    643    170,885
    Noroo Holdings Co., Ltd...........................  1,230     34,469
    NOROO Paint & Coatings Co., Ltd...................  4,477     63,200
#   OCI Co., Ltd......................................  4,059    336,492
    OCI Materials Co., Ltd............................  1,887    214,470
*   OPTRON-TEC, Inc...................................  1,515      6,809
    Orion Corp........................................    374    369,702
*   Osstem Implant Co., Ltd...........................  3,554    181,678
    Ottogi Corp.......................................    244    171,883
*   Paik Kwang Industrial Co., Ltd.................... 15,115     35,699
    Pan-Pacific Co., Ltd.............................. 12,857     44,853
    Pang Rim Co., Ltd.................................  1,543     42,909
*   PaperCorea, Inc................................... 47,423     38,934
    Paradise Co., Ltd.................................  2,315     46,824
    Partron Co., Ltd..................................  8,861     61,329
    Poongsan Corp.....................................  7,260    163,531
    Poongsan Holdings Corp............................  1,456     50,057
    POSCO ADR......................................... 19,597    813,667
    POSCO Chemtech Co., Ltd...........................  4,610     44,686
    Posco ICT Co., Ltd................................  7,848     34,024
*   Power Logics Co., Ltd.............................  6,846     23,172
    PSK, Inc..........................................  1,727     16,167
    Pyeong Hwa Automotive Co., Ltd....................  6,035     55,849
    RFTech Co., Ltd...................................  5,230     29,285
    S&T Corp..........................................    636     11,436
    S&T Dynamics Co., Ltd.............................  8,545     84,943
    S&T Holdings Co., Ltd.............................  3,014     59,680
#   S&T Motiv Co., Ltd................................  2,830    154,244
    S-1 Corp..........................................  1,719    123,996
*   S-MAC Co., Ltd....................................  7,741     51,709
    S-Oil Corp........................................  4,657    250,356
    Saeron Automotive Corp............................  3,700     28,012
*   Sajo Industries Co., Ltd..........................    870     74,386
    Sam Yung Trading Co., Ltd.........................  3,760     64,023
    Samchully Co., Ltd................................    607     65,028
    Samchuly Bicycle Co., Ltd.........................  1,364     28,500
    Samho Development Co., Ltd........................ 10,884     31,762
    SAMHWA Paints Industrial Co., Ltd.................  1,500     26,224
#   Samick Musical Instruments Co., Ltd............... 16,530     65,411
    Samick THK Co., Ltd...............................  1,380      9,457
    Samjin Pharmaceutical Co., Ltd....................  2,222     56,800
    Samkwang Glass....................................    530     45,022
    Samlip General Foods Co., Ltd.....................    205     60,912
    Samsung Card Co., Ltd.............................  4,652    153,810
    Samsung Electro-Mechanics Co., Ltd................ 15,458    716,890
    Samsung Electronics Co., Ltd......................  3,795  3,850,232
    Samsung Electronics Co., Ltd. GDR.................  6,979  3,535,897
*   Samsung Engineering Co., Ltd......................  1,437     35,941

                                     1622

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SOUTH KOREA -- (Continued)
    Samsung Fine Chemicals Co., Ltd...................  6,661 $  195,916
    Samsung Fire & Marine Insurance Co., Ltd..........  4,584  1,096,575
#   Samsung Heavy Industries Co., Ltd................. 44,718    528,098
    Samsung Life Insurance Co., Ltd...................  3,127    285,858
    Samsung Securities Co., Ltd....................... 12,452    561,078
    Samyang Foods Co., Ltd............................    870     16,420
#   Samyang Holdings Corp.............................  1,808    296,675
    Sangsin Brake.....................................  3,721     20,025
    Savezone I&C Corp.................................  7,320     38,516
    SBS Media Holdings Co., Ltd....................... 17,020     53,190
    Seah Besteel Corp.................................  4,160    117,911
    SeAH Holdings Corp................................    341     58,140
    SeAH Steel Corp...................................    878     51,455
    Sebang Co., Ltd...................................  4,540     71,478
*   Seegene, Inc......................................  1,575     79,417
    Sejong Industrial Co., Ltd........................  4,410     38,675
    Sekonix Co., Ltd..................................  2,466     36,790
    Sempio Foods Co...................................    729     43,156
*   Seohee Construction Co., Ltd...................... 59,786     67,943
#*  Seoul Semiconductor Co., Ltd......................  9,386    127,083
    SEOWONINTECH Co., Ltd.............................  3,718     36,958
    Seoyon Co., Ltd...................................  5,173     52,565
#*  Sewon Cellontech Co., Ltd.........................  9,690     51,288
    Sewon Precision Industry Co., Ltd.................    410      8,794
    SFA Engineering Corp..............................  2,051     73,629
#*  SG Corp........................................... 58,439     43,101
    Shin Poong Pharmaceutical Co., Ltd................  4,982     20,729
    Shinhan Financial Group Co., Ltd.................. 11,050    395,448
    Shinhan Financial Group Co., Ltd. ADR............. 18,630    669,190
    Shinsegae Co., Ltd................................  2,930    520,911
    Shinsegae Information & Communication Co., Ltd....    188     28,478
    Shinsegae International Co., Ltd..................    500     58,659
*   Shinsung Solar Energy Co., Ltd....................  8,513      9,130
*   Shinsung Tongsang Co., Ltd........................ 24,154     32,319
*   Shinwon Corp...................................... 18,733     27,485
*   Signetics Corp.................................... 13,123     16,832
    Silicon Works Co., Ltd............................  3,171     92,190
    Silla Co., Ltd....................................  1,850     34,968
#*  Simm Tech Co., Ltd................................ 10,973     88,710
#   SK Chemicals Co., Ltd.............................  3,118    188,619
#*  SK Communications Co., Ltd........................  5,796     48,159
#   SK Gas, Ltd.......................................  2,018    146,022
    SK Holdings Co., Ltd..............................  7,363  1,418,680
    SK Hynix, Inc..................................... 23,180    732,033
*   SK Innovation Co., Ltd............................  5,204    444,390
    SK Networks Co., Ltd.............................. 32,770    203,122
#*  SK Securities Co., Ltd............................ 97,610    108,959
    SK Telecom Co., Ltd...............................  1,166    250,240
    SK Telecom Co., Ltd. ADR..........................  6,000    143,940
    SKC Co., Ltd......................................  5,040    153,771
    SL Corp...........................................  5,700     74,987
#*  SM Entertainment Co...............................  2,832     76,726

                                     1623

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SOUTH KOREA -- (Continued)
    Solid, Inc........................................  3,628 $ 18,225
    Songwon Industrial Co., Ltd.......................  5,192   45,466
    Soulbrain Co., Ltd................................  2,878  104,449
*   Ssangyong Cement Industrial Co., Ltd..............  4,260   73,272
*   STS Semiconductor & Telecommunications............ 13,061   32,259
*   STX Engine Co., Ltd...............................    590    3,534
    Suheung Co., Ltd..................................    930   38,721
    Sunchang Corp.....................................  2,764   51,490
    Sung Kwang Bend Co., Ltd..........................  8,124   72,299
*   Sungchang Enterprise Holdings, Ltd................  1,650   52,333
*   Sungshin Cement Co., Ltd..........................  3,440   44,061
    Sungwoo Hitech Co., Ltd........................... 12,109   93,342
*   Suprema, Inc......................................  1,355   23,557
*   Synopex, Inc...................................... 20,990   30,678
    Taekwang Industrial Co., Ltd......................    136  141,233
*   Taewoong Co., Ltd.................................  4,708   70,002
*   Taeyoung Engineering & Construction Co., Ltd...... 14,580   84,655
*   Taihan Textile Co., Ltd...........................    134   14,920
    Tailim Packaging Industrial Co., Ltd..............  8,600   27,733
*   TK Chemical Corp.................................. 11,104   26,864
*   TK Corp...........................................  6,005   53,013
    Tongyang Life Insurance........................... 12,786  166,325
*   Top Engineering Co., Ltd..........................  1,477    7,588
    Tovis Co., Ltd....................................  3,281   23,508
    TS Corp...........................................  1,989   47,575
    Uju Electronics Co., Ltd..........................  2,871   30,199
    Unid Co., Ltd.....................................  2,011   95,105
    Value Added Technologies Co., Ltd.................  2,003   50,901
    Vieworks Co., Ltd.................................    893   30,712
*   Webzen, Inc.......................................  1,165   32,364
    WillBes & Co. (The)............................... 12,360   17,915
    WiSoL Co., Ltd....................................  3,492   39,155
*   Wonik IPS Co., Ltd................................  8,326   87,283
*   Wonik Materials Co., Ltd..........................    483   28,731
*   Wonik QnC Corp....................................  1,204   18,804
*   Woojeon & Handan Co., Ltd.........................  5,947    6,480
*   Woongjin Co., Ltd................................. 20,020   50,620
*   Woongjin Thinkbig Co., Ltd........................  2,791   22,774
    Wooree ETI Co., Ltd...............................  9,835   17,107
    Woori Bank........................................ 34,860  284,578
    Woori Bank Sponsored ADR..........................  1,175   28,626
#*  Woori Investment Bank Co., Ltd.................... 99,956   56,592
    Y G-1 Co., Ltd....................................  4,426   48,172
    YeaRimDang Publishing Co., Ltd....................  7,920   41,801
    YG Entertainment, Inc.............................  1,175   53,366
    Yoosung Enterprise Co., Ltd.......................  6,049   23,371
    Youlchon Chemical Co., Ltd........................  1,990   20,339
    Young Poong Corp..................................    198  230,779
    Young Poong Precision Corp........................  4,325   36,634
#   Youngone Corp.....................................  8,136  406,857
    Youngone Holdings Co., Ltd........................  2,034  152,914
*   Yuanta Securities Korea Co., Ltd..................  7,934   37,022

                                     1624

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
    Yuhan Corp........................................   1,428 $   329,636
                                                               -----------
TOTAL SOUTH KOREA.....................................          81,866,214
                                                               -----------
SPAIN -- (1.9%)
    Abengoa SA........................................  11,833      29,559
    Abengoa SA Class B................................ 166,205     372,688
    Abertis Infraestructuras SA.......................  43,873     718,410
    Acciona SA........................................   9,834     794,756
    Acerinox SA.......................................  38,569     470,361
    ACS Actividades de Construccion y Servicios SA....  13,038     437,569
    Adveo Group International SA......................   2,149      18,644
    Almirall SA.......................................   9,125     179,453
    Amadeus IT Holding SA Class A.....................  31,104   1,357,894
    Atresmedia Corp de Medios de Comunicacion SA......   9,022     135,854
    Banco Bilbao Vizcaya Argentaria SA................ 112,561   1,141,408
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.. 165,165   1,671,472
    Banco de Sabadell SA.............................. 733,841   1,671,881
    Banco Popular Espanol SA.......................... 231,422   1,062,792
    Banco Santander SA................................ 476,830   3,297,142
    Banco Santander SA Sponsored ADR.................. 258,234   1,758,574
    Bankia SA......................................... 346,527     457,970
    Bankinter SA...................................... 119,138     919,565
*   Baron de Ley......................................     913      90,578
    Bolsas y Mercados Espanoles SHMSF SA..............  18,297     755,613
    CaixaBank SA...................................... 157,165     701,377
*   Caja de Ahorros del Mediterraneo..................   4,397          --
*   Cementos Portland Valderrivas SA..................   6,851      57,633
    Cie Automotive SA.................................  13,931     220,277
    Construcciones y Auxiliar de Ferrocarriles SA.....     498     141,551
    Distribuidora Internacional de Alimentacion SA.... 116,034     726,207
    Duro Felguera SA..................................  33,694     134,245
    Ebro Foods SA.....................................  15,762     314,383
    Elecnor SA........................................   4,850      48,245
    Enagas SA.........................................  35,500     996,547
    Ence Energia y Celulosa SA........................  57,937     209,143
*   Ercros SA.........................................  16,413      12,382
    Faes Farma SA.....................................  63,633     176,689
    Ferrovial SA......................................  38,917     946,437
*   Fluidra SA........................................   4,609      17,208
*   Fomento de Construcciones y Contratas SA..........  27,241     281,074
    Gamesa Corp. Tecnologica SA.......................  75,988   1,203,425
    Gas Natural SDG SA................................  35,634     773,415
    Grifols SA........................................  11,550     510,388
    Grupo Catalana Occidente SA.......................  11,982     371,821
*   Grupo Ezentis SA..................................  18,044      13,873
    Iberdrola SA...................................... 672,516   4,743,418
    Indra Sistemas SA.................................  31,963     359,018
    Industria de Diseno Textil SA.....................  27,302     936,132
*   Inmobiliaria Colonial SA.......................... 224,041     166,647
*   Liberbank SA...................................... 369,426     257,409
    Mapfre SA......................................... 201,868     649,780
    Mediaset Espana Comunicacion SA...................  65,145     818,985
    Melia Hotels International SA.....................  19,140     275,382

                                     1625

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SPAIN -- (Continued)
    Miquel y Costas & Miquel SA.......................   3,443 $   124,518
*   NH Hotel Group SA.................................  54,240     328,838
    Obrascon Huarte Lain SA...........................  16,188     269,223
    Papeles y Cartones de Europa SA...................  21,567     123,657
*   Pescanova SA......................................   2,936          --
*   Promotora de Informaciones SA Class A.............   9,567      87,388
    Prosegur Cia de Seguridad SA......................  46,799     247,844
*   Realia Business SA................................  20,311      16,551
    Red Electrica Corp. SA............................  11,186     893,200
    Repsol SA.........................................  45,791     769,582
    Repsol SA Sponsored ADR...........................  45,207     758,121
*   Sacyr SA..........................................  63,227     218,079
    Tecnicas Reunidas SA..............................   6,519     331,942
*   Telecomunicaciones y Energia......................   8,716      12,833
    Telefonica SA..................................... 175,310   2,689,037
    Telefonica SA Sponsored ADR.......................  44,308     677,026
    Tubacex SA........................................  36,604      99,702
    Tubos Reunidos SA.................................  30,261      42,234
    Vidrala SA........................................   4,238     207,990
    Viscofan SA.......................................   8,630     515,744
*   Vocento SA........................................   6,696      14,611
    Zardoya Otis SA...................................  26,199     287,613
*   Zeltia SA.........................................  45,742     201,565
                                                               -----------
TOTAL SPAIN...........................................          42,322,572
                                                               -----------
SWEDEN -- (2.3%)
    AAK AB............................................   8,110     549,330
    Acando AB.........................................  19,699      32,180
    AddTech AB Class B................................   4,134      61,317
    AF AB Class B.....................................  14,876     208,339
    Alfa Laval AB.....................................  22,725     417,953
    Assa Abloy AB Class B.............................  69,273   1,406,576
    Atlas Copco AB Class A............................  17,565     480,385
    Atlas Copco AB Class B............................   9,205     226,350
    Atrium Ljungberg AB Class B.......................   2,590      35,730
    Avanza Bank Holding AB............................   5,322     221,324
    Axfood AB.........................................  14,412     245,757
    B&B Tools AB Class B..............................   5,827      86,868
    Beijer Alma AB....................................   5,851     129,638
    Beijer Electronics AB.............................   1,176       7,463
    Beijer Ref AB Class B.............................   2,908      60,920
    Betsson AB........................................  35,928     602,376
    Bilia AB..........................................  17,626     354,292
    BillerudKorsnas AB................................  42,906     659,108
    BioGaia AB Class B................................   1,910      61,976
    Bjorn Borg AB.....................................   4,436      15,889
    Boliden AB........................................  76,472   1,412,187
    Bulten AB.........................................   4,493      41,629
    Byggmax Group AB..................................  22,164     201,607
    Castellum AB......................................  32,670     465,810
    Clas Ohlson AB Class B............................   7,360     136,218
*   Cloetta AB Class B................................  46,026     138,144
    Concentric AB.....................................  13,233     152,253

                                     1626

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SWEDEN -- (Continued)
    Corem Property Group AB Class B...................   1,440 $    5,066
    Dios Fastigheter AB...............................   9,517     66,482
*   Doro AB...........................................   6,914     33,734
    Duni AB...........................................  10,582    140,957
    Electrolux AB Series B............................  43,531  1,249,685
    Elekta AB Class B.................................  32,169    213,411
    Enea AB...........................................   6,373     65,330
#*  Eniro AB.......................................... 107,205     12,869
    Fabege AB.........................................  27,473    381,258
*   Fastighets AB Balder..............................   8,434    140,359
    Getinge AB Class B................................  41,793  1,025,168
    Gunnebo AB........................................  15,413     69,936
    Haldex AB.........................................  20,108    246,466
    Hemfosa Fastigheter AB............................  17,699    190,982
    Hennes & Mauritz AB Class B.......................  28,325  1,126,975
    Hexagon AB Class B................................  32,386  1,046,463
    Hexpol AB.........................................  55,000    589,979
    HIQ International AB..............................  13,808     70,878
    Holmen AB Class B.................................  18,537    528,841
    Hufvudstaden AB Class A...........................  12,987    167,877
    Husqvarna AB Class A..............................  20,121    146,115
    Husqvarna AB Class B.............................. 101,112    736,805
    ICA Gruppen AB....................................  16,701    609,492
    Industrial & Financial Systems Class B............   4,825    161,830
    Indutrade AB......................................   7,662    374,260
    Intrum Justitia AB................................  17,478    594,379
    JM AB.............................................  30,338    803,229
    KappAhl AB........................................  16,275     51,652
    Klovern AB Class A................................   4,762      4,578
    Klovern AB Class B................................  78,716     75,724
    KNOW IT AB........................................   7,176     45,988
    Kungsleden AB.....................................  29,890    200,186
    Lagercrantz AB Class B............................   3,024     69,613
    Lindab International AB...........................  23,544    177,405
    Loomis AB Class B.................................  20,874    584,866
*   Lundin Petroleum AB...............................  27,026    391,824
    Meda AB Class A...................................  65,443  1,066,436
*   Medivir AB Class B................................  11,136    118,164
    Mekonomen AB......................................   5,192    129,342
    Millicom International Cellular SA................   6,790    496,559
    Modern Times Group MTG AB Class B.................  11,891    337,396
    MQ Holding AB.....................................   8,093     36,426
    Mycronic AB.......................................  28,090    177,070
    NCC AB Class A....................................   2,685     79,603
    NCC AB Class B....................................  25,519    762,745
    Nederman Holding AB...............................      53      1,403
*   Net Insight AB Class B............................  64,475     22,786
    NetEnt AB.........................................   5,323    247,728
    New Wave Group AB Class B.........................  15,359     78,640
    Nibe Industrier AB Class B........................  22,304    628,597
    Nobia AB..........................................  42,949    503,779
    Nolato AB Class B.................................   9,672    237,202
    Nordea Bank AB.................................... 200,495  2,496,328

                                     1627

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SWEDEN -- (Continued)
    Nordnet AB Class B................................  34,956 $  139,069
*   Oriflame Holding AG...............................   2,373     35,127
    Peab AB...........................................  51,796    392,224
*   Pricer AB Class B.................................  33,823     35,040
    Proffice AB Class B...............................  13,012     31,552
*   Qliro Group AB....................................   5,064      8,329
    Ratos AB Class B..................................  81,306    508,939
    Rezidor Hotel Group AB............................  22,302    101,372
    Saab AB Class B...................................  20,689    498,881
    Sagax AB Class B..................................   4,530     30,154
    Sandvik AB........................................  83,367    844,734
*   SAS AB............................................  69,927    123,779
    Sectra AB Class B.................................     495      6,822
    Securitas AB Class B..............................  69,799  1,001,953
    Semcon AB.........................................   3,284     16,668
    Skandinaviska Enskilda Banken AB Class A.......... 110,677  1,332,381
    Skandinaviska Enskilda Banken AB Class C..........     886     10,435
    Skanska AB Class B................................  72,846  1,534,078
    SKF AB Class A....................................   1,436     27,989
    SKF AB Class B....................................  32,301    631,790
    SkiStar AB........................................   4,567     53,652
*   SSAB AB Class A(BPRBWK4)..........................  13,020     61,805
*   SSAB AB Class A(B17H0S8)..........................  63,404    301,876
*   SSAB AB Class B(BPRBWM6)..........................  33,238    139,807
*   SSAB AB Class B(B17H3F6)..........................  28,975    120,315
    Svenska Cellulosa AB SCA Class A..................   5,638    159,986
    Svenska Cellulosa AB SCA Class B..................  79,422  2,259,909
    Svenska Handelsbanken AB Class A..................  80,928  1,238,547
    Svenska Handelsbanken AB Class B..................   2,424     37,180
    Sweco AB Class B..................................   3,342     45,901
    Swedbank AB Class A...............................  71,036  1,663,959
    Swedish Match AB..................................  23,762    727,827
*   Swedish Orphan Biovitrum AB.......................  25,167    331,287
    Systemair AB......................................     682     10,381
    Tele2 AB Class B.................................. 125,481  1,305,936
    Telefonaktiebolaget LM Ericsson Class A...........  12,842    129,190
    Telefonaktiebolaget LM Ericsson Class B........... 123,302  1,318,351
    Telefonaktiebolaget LM Ericsson Sponsored ADR.....  90,500    971,065
    TeliaSonera AB.................................... 237,375  1,442,582
*   TradeDoubler AB...................................  13,109     10,707
*   Transcom Worldwide AB.............................   1,831     18,126
    Transmode AB......................................     682      9,682
    Trelleborg AB Class B.............................  56,922    983,133
    Unibet Group P.L.C................................   7,951    510,634
    Vitrolife AB......................................   4,005     80,857
    Volvo AB Class A..................................  32,685    386,420
    Volvo AB Class B.................................. 121,612  1,442,432
    Volvo AB Sponsored ADR............................   1,200     14,184
    Wallenstam AB Class B.............................  33,904    245,640

                                     1628

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB..........................  11,636 $   200,600
                                                               -----------
TOTAL SWEDEN..........................................          51,765,772
                                                               -----------
SWITZERLAND -- (5.3%)
    ABB, Ltd.......................................... 219,337   4,461,318
    ABB, Ltd. Sponsored ADR...........................  55,400   1,123,512
    Actelion, Ltd.....................................  10,350   1,530,592
    Adecco SA.........................................  26,781   2,235,208
*   AFG Arbonia-Forster Holding AG....................   3,805      66,038
    Allreal Holding AG................................   3,692     527,683
    Alpiq Holding AG..................................     665      56,115
    ams AG............................................  15,202     659,209
    APG SGA SA........................................     363     147,841
    Aryzta AG.........................................  22,161   1,124,397
    Ascom Holding AG..................................  19,142     347,022
    Autoneum Holding AG...............................   1,294     266,967
    Bachem Holding AG Class B.........................     894      47,535
    Baloise Holding AG................................  14,909   1,899,532
    Bank Coop AG......................................   1,545      67,799
    Banque Cantonale de Geneve........................     133      34,131
    Banque Cantonale Vaudoise.........................   1,149     744,919
    Barry Callebaut AG................................     321     358,858
    Basler Kantonalbank...............................     198      14,949
    Belimo Holding AG.................................      96     218,926
    Bell AG...........................................      22      57,046
    Bellevue Group AG.................................     767      11,447
    Berner Kantonalbank AG............................   1,140     218,147
    BKW AG............................................   2,186      79,065
    Bobst Group SA....................................   2,987     131,388
    Bossard Holding AG Class A........................   2,397     267,563
    Bucher Industries AG..............................   2,306     562,174
    Burckhardt Compression Holding AG.................     988     373,185
    Burkhalter Holding AG.............................     988     107,697
    Calida Holding AG.................................   2,049      81,049
    Carlo Gavazzi Holding AG..........................      41       9,514
    Cembra Money Bank AG..............................   6,870     418,358
*   Charles Voegele Holding AG........................   3,510      37,060
    Chocoladefabriken Lindt & Sprungli AG.............       5     333,764
    Cie Financiere Richemont SA.......................  36,400   3,141,809
    Cie Financiere Tradition SA.......................     500      33,227
    Clariant AG....................................... 135,347   2,699,930
    Coltene Holding AG................................   1,253      89,966
    Conzzeta AG.......................................     244     158,382
    Credit Suisse Group AG............................  45,927   1,354,882
#   Credit Suisse Group AG Sponsored ADR..............  60,660   1,786,437
    Daetwyler Holding AG..............................   2,012     248,978
    DKSH Holding AG...................................   7,686     576,625
*   Dufry AG..........................................   6,849     949,774
    Edmond de Rothschild Suisse SA....................       1      18,906
    EFG International AG..............................  24,441     284,633
    Emmi AG...........................................     875     289,996
    EMS-Chemie Holding AG.............................     886     431,549
    Energiedienst Holding AG..........................   1,334      35,867

                                     1629

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SWITZERLAND -- (Continued)
    Feintool International Holding AG.................     262 $    26,010
    Flughafen Zuerich AG..............................   1,627   1,335,491
    Forbo Holding AG..................................     529     644,259
    Galenica AG.......................................   1,636   1,862,364
    GAM Holding AG....................................  64,858   1,361,458
    Gategroup Holding AG..............................  10,384     383,672
    Geberit AG........................................   3,490   1,207,205
    Georg Fischer AG..................................   1,506   1,004,276
    Givaudan SA.......................................     993   1,847,126
    Gurit Holding AG..................................     219     118,940
    Helvetia Holding AG...............................   2,529   1,387,757
    Huber & Suhner AG.................................     627      27,170
    Implenia AG.......................................   4,688     281,232
    Inficon Holding AG................................     525     155,897
*   Interroll Holding AG..............................     174     111,657
    Intershop Holding AG..............................     281     116,541
    Julius Baer Group, Ltd............................  38,384   2,123,392
    Kaba Holding AG Class B...........................     937     599,489
    Kardex AG.........................................   2,423     141,957
    Komax Holding AG..................................   1,805     314,214
    Kudelski SA.......................................  18,111     286,571
    Kuehne + Nagel International AG...................   2,593     357,957
    Kuoni Reisen Holding AG...........................   1,494     415,216
    LafargeHolcim, Ltd.(7110753)......................  31,250   2,174,326
*   LafargeHolcim, Ltd.(BZ3DNX4)......................  22,626   1,566,979
    LEM Holding SA....................................      68      51,400
    Liechtensteinische Landesbank AG..................     270      10,731
*   LifeWatch AG......................................   1,086      18,156
    Logitech International SA(B18ZRK2)................  30,755     442,454
    Logitech International SA(H50430232)..............  24,493     350,740
    Lonza Group AG....................................  15,598   2,261,001
    Luzerner Kantonalbank AG..........................     965     354,963
    Metall Zug AG.....................................      58     156,763
#*  Meyer Burger Technology AG........................  20,799     179,078
    Micronas Semiconductor Holding AG.................  10,500      46,035
    Mobilezone Holding AG.............................   4,831      83,560
    Mobimo Holding AG.................................   2,443     519,576
    Nestle SA......................................... 200,781  15,189,098
    Novartis AG.......................................   9,303     965,318
    Novartis AG ADR................................... 117,451  12,185,541
    OC Oerlikon Corp. AG..............................  59,261     726,774
*   Orascom Development Holding AG....................     761       9,328
*   Orell Fuessli Holding AG..........................     152      18,115
    Orior AG..........................................   1,969     110,257
    Panalpina Welttransport Holding AG................   1,841     229,176
    Partners Group Holding AG.........................   2,215     740,636
    Phoenix Mecano AG.................................     139      69,810
*   Plazza AG.........................................     244      52,067
    PSP Swiss Property AG.............................   4,547     408,456
    Rieter Holding AG.................................   1,248     188,064
    Roche Holding AG(7108918).........................     781     223,496
    Roche Holding AG(7110388).........................  19,398   5,604,522
    Romande Energie Holding SA........................      49      53,755

                                     1630

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- ------------
SWITZERLAND -- (Continued)
    Schaffner Holding AG..............................     215 $     51,750
    Schindler Holding AG..............................   1,376      223,594
*   Schmolz + Bickenbach AG........................... 183,032      153,197
    Schweiter Technologies AG.........................     362      283,530
    SGS SA............................................     275      524,581
    Siegfried Holding AG..............................   1,609      289,300
    Sika AG...........................................     436    1,580,665
    Sonova Holding AG.................................   1,621      230,765
    St Galler Kantonalbank AG.........................     723      272,141
    Straumann Holding AG..............................   1,080      319,534
    Sulzer AG.........................................   6,667      684,602
    Swatch Group AG (The)(7184725)....................   3,316    1,428,095
    Swatch Group AG (The)(7184736)....................   6,758      553,896
    Swiss Life Holding AG.............................   8,107    1,912,826
    Swiss Re AG.......................................  31,724    2,853,796
    Swisscom AG.......................................   1,438      836,351
    Swissquote Group Holding SA.......................   4,204      108,061
    Syngenta AG.......................................   6,962    2,868,139
    Syngenta AG ADR...................................  13,102    1,078,950
    Tamedia AG........................................     430       73,656
    Tecan Group AG....................................   1,906      233,389
    Temenos Group AG..................................  14,082      516,182
*   Tornos Holding AG.................................   1,468        6,192
    U-Blox AG.........................................   1,839      387,098
    UBS Group AG(BRJL176).............................  59,331    1,364,084
*   UBS Group AG(H42097107)........................... 159,324    3,674,011
    Valiant Holding AG................................   5,634      559,270
    Valora Holding AG.................................   1,329      258,340
    Vaudoise Assurances Holding SA Class B............     212      116,943
    Vetropack Holding AG..............................      57       94,703
*   Von Roll Holding AG...............................  14,867       14,309
    Vontobel Holding AG...............................  11,479      610,638
    VP Bank AG........................................     888       77,193
    VZ Holding AG.....................................     264       67,914
    Walter Meier AG...................................     480       19,936
    Ypsomed Holding AG................................     537       59,555
    Zehnder Group AG..................................   3,527      132,930
    Zug Estates Holding AG............................      36       52,463
    Zuger Kantonalbank AG.............................      25      116,552
    Zurich Insurance Group AG.........................  10,543    3,210,445
                                                               ------------
TOTAL SWITZERLAND.....................................          119,720,571
                                                               ------------
TAIWAN -- (3.3%)
#   A-DATA Technology Co., Ltd........................  69,503       72,663
    Ability Enterprise Co., Ltd....................... 189,530       84,385
#   AcBel Polytech, Inc............................... 108,540       63,738
    Accton Technology Corp............................ 197,929       81,903
#*  Acer, Inc......................................... 703,521      291,931
    ACES Electronic Co., Ltd..........................  43,000       25,409
    ACHEM Technology Corp.............................  82,579       35,702
*   Acme Electronics Corp.............................  19,000        8,019
    Acter Co., Ltd....................................  10,000       24,793
*   Action Electronics Co., Ltd.......................  61,921        8,380

                                     1631

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Actron Technology Corp............................    15,000 $ 47,099
#   Adlink Technology, Inc............................    19,828   54,229
    Advanced Ceramic X Corp...........................     8,000   53,181
*   Advanced Connectek, Inc...........................    40,000    7,035
#   Advanced Semiconductor Engineering, Inc...........   509,644  591,659
    Advanced Semiconductor Engineering, Inc. ADR......    36,804  206,102
#*  Advanced Wireless Semiconductor Co................    71,000  195,429
    Advancetek Enterprise Co., Ltd....................    36,000   24,623
    Advantech Co., Ltd................................    31,443  212,045
*   AGV Products Corp.................................   236,969   57,617
#   Airtac International Group........................    28,500  131,304
#   ALI Corp..........................................    79,000   32,689
    Allis Electric Co., Ltd...........................     8,000    2,021
    Alpha Networks, Inc...............................   128,000   63,004
    Altek Corp........................................   104,648   83,942
    Ambassador Hotel (The)............................    55,000   46,232
    AMPOC Far-East Co., Ltd...........................    24,000   15,343
    AmTRAN Technology Co., Ltd........................   314,823  173,580
    Anpec Electronics Corp............................    26,402   16,226
    Apacer Technology, Inc............................    25,450   13,542
    APCB, Inc.........................................    39,000   17,850
    Apex Biotechnology Corp...........................    31,226   40,079
    Apex International Co., Ltd.......................    22,000   31,302
    Apex Medical Corp.................................     7,000    8,668
    Apex Science & Engineering........................    73,000   23,446
    Arcadyan Technology Corp..........................    28,674   22,165
    Ardentec Corp.....................................   138,138   92,932
*   Arima Communications Corp.........................    58,708   18,417
    Asia Cement Corp..................................   256,029  280,809
#*  Asia Optical Co., Inc.............................    90,000   73,520
    Asia Plastic Recycling Holding, Ltd...............    50,690   23,684
    Asia Vital Components Co., Ltd....................   128,053   88,058
    ASROCK, Inc.......................................     6,000    9,396
    Asustek Computer, Inc.............................    79,502  718,490
    Aten International Co., Ltd.......................    35,000   89,309
#   AU Optronics Corp................................. 2,271,980  730,024
    AU Optronics Corp. Sponsored ADR..................    19,522   65,008
    Audix Corp........................................    47,200   47,576
    Aurora Corp.......................................    33,000   53,516
    AV Tech Corp......................................    12,000    9,360
    Bank of Kaohsiung Co., Ltd........................   145,228   41,832
    BenQ Materials Corp...............................    69,000   36,648
#   BES Engineering Corp..............................   541,000  146,788
    Bizlink Holding, Inc..............................    32,720  147,401
    Boardtek Electronics Corp.........................    47,000   46,263
    Bright Led Electronics Corp.......................    79,000   24,577
    C Sun Manufacturing, Ltd..........................    26,000   13,955
    Capital Securities Corp...........................   621,000  190,616
#   Career Technology MFG. Co., Ltd...................    96,000   75,798
    Catcher Technology Co., Ltd.......................    59,360  654,400
    Cathay Financial Holding Co., Ltd.................   406,692  657,332
    Cathay Real Estate Development Co., Ltd...........   309,000  149,230
    Central Reinsurance Co., Ltd......................    28,560   14,364

                                     1632

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
*   Champion Building Materials Co., Ltd..............    74,526 $ 17,699
    Chang Hwa Commercial Bank, Ltd....................   637,474  356,304
    Chang Wah Electromaterials, Inc...................     8,682   22,874
    Channel Well Technology Co., Ltd..................    85,000   39,332
    Charoen Pokphand Enterprise.......................    67,200   53,907
    Chaun-Choung Technology Corp......................    25,000   49,670
    CHC Resources Corp................................    22,000   46,571
    Chen Full International Co., Ltd..................    17,000   22,759
    Chenbro Micom Co., Ltd............................    14,000   14,104
    Cheng Loong Corp..................................   309,360  111,182
#   Cheng Shin Rubber Industry Co., Ltd...............   137,341  265,277
#   Cheng Uei Precision Industry Co., Ltd.............   153,051  214,092
    Chia Chang Co., Ltd...............................    24,000   15,510
#   Chicony Electronics Co., Ltd......................    68,358  177,441
    Chien Kuo Construction Co., Ltd...................    75,250   24,106
    Chilisin Electronics Corp.........................    16,560   23,237
    Chimei Materials Technology Corp..................   117,100   75,367
    Chin-Poon Industrial Co., Ltd.....................   126,126  161,479
*   China Airlines, Ltd...............................   895,019  397,774
    China Bills Finance Corp..........................   103,000   36,864
    China Chemical & Pharmaceutical Co., Ltd..........    99,000   61,770
    China Development Financial Holding Corp.......... 1,730,412  569,814
    China Ecotek Corp.................................    11,000   21,572
*   China Electric Manufacturing Corp.................    73,000   18,043
    China General Plastics Corp.......................   129,396   44,544
    China Glaze Co., Ltd..............................    29,599    9,583
    China Life Insurance Co., Ltd.....................   490,218  494,392
    China Metal Products..............................   104,290   91,348
#*  China Petrochemical Development Corp..............   792,031  216,919
#   China Steel Chemical Corp.........................    27,000   98,916
#   China Steel Corp..................................   817,881  585,216
    China Steel Structure Co., Ltd....................    24,000   14,607
#   China Synthetic Rubber Corp.......................   170,224  162,961
*   China Wire & Cable Co., Ltd.......................    61,000   22,226
    Chinese Maritime Transport, Ltd...................    41,000   36,745
#   Chipbond Technology Corp..........................   155,000  233,002
    Chong Hong Construction Co., Ltd..................    64,706  118,565
#   Chroma ATE, Inc...................................    65,560  133,031
    Chun Yuan Steel...................................   160,570   50,019
*   Chung Hung Steel Corp.............................   221,212   31,896
    Chung Hwa Pulp Corp...............................   161,470   44,198
    Chung-Hsin Electric & Machinery Manufacturing
      Corp............................................   194,000  105,812
    Chunghwa Chemical Synthesis & Biotech Co., Ltd....    11,000   10,922
*   Chunghwa Picture Tubes, Ltd.......................   951,656   30,219
    Chunghwa Telecom Co., Ltd.........................    74,727  232,341
    Chunghwa Telecom Co., Ltd. ADR....................     3,011   93,492
    Cleanaway Co., Ltd................................     9,000   43,316
#   Clevo Co..........................................   133,401  132,199
*   CMC Magnetics Corp................................ 1,081,000  105,663
*   CoAsia Microelectronics Corp......................    57,000   34,347
    Coland Holdings, Ltd..............................    11,000   19,740
    Collins Co., Ltd..................................    14,802    5,859
    Compal Electronics, Inc........................... 1,063,747  717,058

                                     1633

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Compeq Manufacturing Co., Ltd.....................   335,000 $220,857
    Continental Holdings Corp.........................   130,200   38,236
    Coretronic Corp...................................   186,750  148,335
    Coxon Precise Industrial Co., Ltd.................    27,000   48,026
#   Crystalwise Technology, Inc.......................    48,000   18,982
    CSBC Corp. Taiwan.................................    45,740   19,723
    CTBC Financial Holding Co., Ltd...................   817,292  592,732
    CTCI Corp.........................................   134,444  204,079
    Cub Elecparts, Inc................................     4,589   45,860
    CviLux Corp.......................................    15,000   15,340
    Cyberlink Corp....................................    23,535   52,921
    CyberTAN Technology, Inc..........................    74,424   42,634
#   D-Link Corp.......................................   224,976   71,958
    DA CIN Construction Co., Ltd......................    36,000   18,153
*   Da-Li Development Co., Ltd........................    30,000   31,325
    Dafeng TV, Ltd....................................     8,200   13,925
*   Danen Technology Corp.............................    65,000   15,125
    Darfon Electronics Corp...........................   111,000   50,939
    Darwin Precisions Corp............................   146,000   49,795
*   Delpha Construction Co., Ltd......................    53,321   28,735
    Delta Electronics, Inc............................    45,320  222,928
#   Depo Auto Parts Ind Co., Ltd......................    32,000   98,391
    DFI, Inc..........................................    18,000   23,645
    Dynacolor, Inc....................................    17,000   25,901
*   Dynamic Electronics Co., Ltd......................    68,183   21,633
    Dynapack International Technology Corp............    39,000   63,008
#*  E Ink Holdings, Inc...............................   277,000  108,433
    E-Lead Electronic Co., Ltd........................    21,000   26,779
    E-Life Mall Corp..................................    18,000   33,674
#*  E-Ton Solar Tech Co., Ltd.........................    60,022   21,875
    E.Sun Financial Holding Co., Ltd.................. 1,231,932  748,781
    Eastern Media International Corp..................   136,330   20,106
    Eclat Textile Co., Ltd............................    34,640  506,766
    Edimax Technology Co., Ltd........................    52,313   14,919
    Edison Opto Corp..................................    40,000   23,328
#   Edom Technology Co., Ltd..........................    44,000   32,037
    eGalax_eMPIA Technology, Inc......................    21,420   39,204
#   Elan Microelectronics Corp........................   118,000  122,957
    Elite Advanced Laser Corp.........................    34,800  125,679
    Elite Material Co., Ltd...........................    84,162  173,640
    Elite Semiconductor Memory Technology, Inc........    70,000   64,636
    Elitegroup Computer Systems Co., Ltd..............   127,087   84,375
    eMemory Technology, Inc...........................    13,000  145,500
    ENG Electric Co., Ltd.............................    53,000   25,229
    EnTie Commercial Bank Co., Ltd....................   112,000   48,003
*   Entire Technology Co., Ltd........................    28,000   12,122
*   Episil Holdings, Inc..............................    65,500   15,286
#   Epistar Corp......................................   278,743  242,473
    Eson Precision Ind. Co., Ltd......................    15,000   16,069
    Eternal Materials Co., Ltd........................   187,604  182,820
#*  Etron Technology, Inc.............................   155,000   66,748
*   Eva Airways Corp..................................   438,699  316,747
    Everest Textile Co., Ltd..........................    69,000   33,797

                                     1634

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
TAIWAN -- (Continued)
    Evergreen International Storage & Transport Corp.. 209,000 $ 95,702
    Evergreen Marine Corp. Taiwan, Ltd................ 445,812  214,049
#   Everlight Chemical Industrial Corp................ 109,672   66,610
#   Everlight Electronics Co., Ltd.................... 127,225  168,133
    Excelsior Medical Co., Ltd........................  44,172   59,772
    Far Eastern Department Stores Ltd................. 325,249  183,904
    Far Eastern International Bank.................... 607,000  209,766
    Far Eastern New Century Corp...................... 396,625  373,695
    Far EasTone Telecommunications Co., Ltd........... 116,000  271,378
    Faraday Technology Corp...........................  69,395   70,411
    Farglory Land Development Co., Ltd................ 151,575  142,517
    Federal Corp...................................... 170,164   75,215
    Feedback Technology Corp..........................   9,000   16,602
    Feng Hsin Iron & Steel Co......................... 122,000  140,261
    Feng TAY Enterprise Co., Ltd......................  38,968  218,050
    First Copper Technology Co., Ltd..................  49,000   11,821
    First Financial Holding Co., Ltd.................. 968,218  521,982
    First Hotel.......................................  52,042   35,040
    First Insurance Co, Ltd. (The)....................  35,000   15,747
*   First Steamship Co., Ltd.......................... 145,509   51,855
#   FLEXium Interconnect, Inc.........................  56,742  190,002
    Flytech Technology Co., Ltd.......................  17,447   63,206
    FocalTech Systems Co., Ltd........................  60,000   46,570
    Formosa Advanced Technologies Co., Ltd............  66,000   37,465
    Formosa Chemicals & Fibre Corp.................... 161,821  383,434
    Formosa International Hotels Corp.................   4,840   34,144
#*  Formosa Laboratories, Inc.........................  12,191   19,464
    Formosa Optical Technology Co., Ltd...............   9,000   20,519
    Formosa Petrochemical Corp........................  41,000   96,711
    Formosa Plastics Corp............................. 131,927  292,632
    Formosan Rubber Group, Inc........................ 158,000  109,236
    Formosan Union Chemical...........................  67,167   27,890
    Founding Construction & Development Co., Ltd......  43,056   24,761
    Foxconn Technology Co., Ltd....................... 174,627  530,394
    Foxlink Image Technology Co., Ltd.................  30,000   15,676
    Fubon Financial Holding Co., Ltd.................. 521,019  950,558
    Fulgent Sun International Holding Co., Ltd........  17,000   17,288
    Fulltech Fiber Glass Corp......................... 120,965   41,016
    Fwusow Industry Co., Ltd..........................  69,625   33,282
#*  G Tech Optoelectronics Corp.......................  67,000   29,837
    Gallant Precision Machining Co., Ltd..............  44,000   16,061
#   Gamania Digital Entertainment Co., Ltd............  43,000   52,797
    Gemtek Technology Corp............................  98,348   50,123
*   Genesis Photonics, Inc............................  79,059   24,870
#*  Genius Electronic Optical Co., Ltd................  17,000   32,922
    GeoVision, Inc....................................  14,840   38,753
    Getac Technology Corp............................. 159,000  106,814
    Giant Manufacturing Co., Ltd......................  18,760  158,379
    Giga Solution Tech Co., Ltd.......................  41,000   22,730
#   Gigabyte Technology Co., Ltd...................... 190,000  151,140
    Gigasolar Materials Corp..........................   3,600   58,668
#*  Gigastorage Corp..................................  91,450   57,928
    Ginko International Co., Ltd......................   7,000   65,424

                                     1635

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
*   Gintech Energy Corp...............................   140,472 $   83,098
*   Global Brands Manufacture, Ltd....................   122,000     25,303
    Global Lighting Technologies, Inc.................    29,000     31,149
    Global Mixed Mode Technology, Inc.................    29,000     55,678
    Global Unichip Corp...............................    19,000     43,155
    Globe Union Industrial Corp.......................    44,075     15,869
    Gloria Material Technology Corp...................   187,150     95,738
*   Gold Circuit Electronics, Ltd.....................   171,000     59,659
    Gourmet Master Co., Ltd...........................    11,000     51,082
    Grand Pacific Petrochemical.......................   285,000    142,844
    Grape King Bio, Ltd...............................    14,000     94,147
    Great China Metal Industry........................    26,000     22,164
    Great Taipei Gas Co., Ltd.........................    41,000     29,620
#   Great Wall Enterprise Co., Ltd....................   251,427    168,275
    Greatek Electronics, Inc..........................    85,000     80,715
#*  Green Energy Technology, Inc......................   111,581     50,296
*   GTM Holdings Corp.................................    27,000     10,087
    Hannstar Board Corp...............................   166,096     47,012
#   HannStar Display Corp............................. 1,058,135    131,473
*   HannsTouch Solution, Inc..........................   287,026     33,972
    Harvatek Corp.....................................    57,663     20,601
    Hey Song Corp.....................................    83,500     87,042
    Highwealth Construction Corp......................   112,676    231,841
    Hiroca Holdings, Ltd..............................    12,795     32,537
    Hitron Technology, Inc............................    97,000     36,314
#   Hiwin Technologies Corp...........................    19,758    122,467
#*  Ho Tung Chemical Corp.............................   263,955     57,678
    Hocheng Corp......................................    66,000     16,689
    Holiday Entertainment Co., Ltd....................    12,000     24,376
    Holtek Semiconductor, Inc.........................    45,000     65,539
    Holy Stone Enterprise Co., Ltd....................    84,878    104,245
    Hon Hai Precision Industry Co., Ltd............... 1,013,397  2,914,360
    Hon Hai Precision Industry Co., Ltd. GDR..........    42,416    261,426
    Horizon Securities Co., Ltd.......................   142,000     26,101
    Hota Industrial Manufacturing Co., Ltd............    21,665     64,179
#   Hotai Motor Co., Ltd..............................    28,000    359,109
    Hsin Kuang Steel Co., Ltd.........................    73,000     33,219
    Hsin Yung Chien Co., Ltd..........................     8,800     19,408
#*  HTC Corp..........................................   140,522    308,349
#   Hu Lane Associate, Inc............................    27,431    104,259
*   HUA ENG Wire & Cable..............................    39,000      9,799
    Hua Nan Financial Holdings Co., Ltd...............   799,271    454,026
#   Huaku Development Co., Ltd........................    75,540    126,122
    Huang Hsiang Construction Corp....................    49,000     46,440
    Hung Poo Real Estate Development Corp.............   116,695     83,180
    Hung Sheng Construction, Ltd......................   165,500     80,750
    Hwa Fong Rubber Co., Ltd..........................    95,397     38,056
    I-Chiun Precision Industry Co., Ltd...............    61,000     20,716
    I-Sheng Electric Wire & Cable Co., Ltd............    25,000     26,368
#   Ibase Technology, Inc.............................    30,465     51,818
    Ichia Technologies, Inc...........................   102,000     64,015
    Ideal Bike Corp...................................    53,000     21,837
    IEI Integration Corp..............................    13,000     18,103

                                     1636

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    ILI Technology Corp...............................    20,000 $ 28,534
    Infortrend Technology, Inc........................    60,320   26,771
    Innolux Corp...................................... 1,969,685  684,773
#*  Inotera Memories, Inc.............................   579,634  349,733
#   Inpaq Technology Co., Ltd.........................    27,000   19,723
    Inventec Corp.....................................   553,945  315,283
    ITE Technology, Inc...............................    53,193   42,574
    ITEQ Corp.........................................    79,835   47,027
*   J Touch Corp......................................    19,000    6,150
    Jentech Precision Industrial Co., Ltd.............    23,000   32,093
    Jess-Link Products Co., Ltd.......................    56,000   59,328
    Jih Sun Financial Holdings Co., Ltd...............   452,519  115,535
    Johnson Health Tech Co., Ltd......................    17,870   38,803
    K Laser Technology, Inc...........................    36,000   15,616
*   Kao Hsing Chang Iron & Steel......................    44,850   12,394
    Kaori Heat Treatment Co., Ltd.....................    13,770   19,043
    Kaulin Manufacturing Co., Ltd.....................    16,000    8,474
    KD Holding Corp...................................     7,000   37,028
    KEE TAI Properties Co., Ltd.......................   114,790   63,520
#   Kenda Rubber Industrial Co., Ltd..................   152,030  235,103
    Kenmec Mechanical Engineering Co., Ltd............    68,000   22,507
    Kerry TJ Logistics Co., Ltd.......................    38,000   41,302
#   Kindom Construction Corp..........................   122,000   71,835
    King Slide Works Co., Ltd.........................     9,000  104,241
    King Yuan Electronics Co., Ltd....................   419,545  282,988
    King's Town Bank Co., Ltd.........................   212,000  177,357
    Kinik Co..........................................    26,000   41,271
*   Kinko Optical Co., Ltd............................    62,000   28,404
*   Kinpo Electronics.................................   430,000  135,335
    Kinsus Interconnect Technology Corp...............    82,000  161,166
    KMC Kuei Meng International, Inc..................     4,000   17,309
    KS Terminals, Inc.................................    15,162   16,294
    Kung Long Batteries Industrial Co., Ltd...........    26,000  103,178
*   Kung Sing Engineering Corp........................    91,000   30,438
#   Kuo Toong International Co., Ltd..................    40,000   46,423
    Kuoyang Construction Co., Ltd.....................   147,387   58,379
    Kwong Fong Industries Corp........................   105,200   52,952
    KYE Systems Corp..................................    69,993   22,252
    LAN FA Textile....................................   176,922   75,211
    Lanner Electronics, Inc...........................     6,000    6,449
    Largan Precision Co., Ltd.........................     5,000  507,988
#   LCY Chemical Corp.................................   212,286  124,467
#   Leader Electronics, Inc...........................    40,000   12,027
    Lealea Enterprise Co., Ltd........................   335,933   95,941
    LEE CHI Enterprises Co., Ltd......................    96,000   34,220
    Lelon Electronics Corp............................    35,000   25,531
    Leofoo Development Co., Ltd.......................    71,000   24,417
    Lextar Electronics Corp...........................   137,500   66,131
*   Li Peng Enterprise Co., Ltd.......................   204,301   56,404
    Lian HWA Food Corp................................     8,467    8,478
    Lien Hwa Industrial Corp..........................   217,284  143,895
    Lingsen Precision Industries, Ltd.................   142,000   45,713
    Lite-On Semiconductor Corp........................    69,448   41,211

                                     1637

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Lite-On Technology Corp...........................   507,696 $558,067
    Long Bon International Co., Ltd...................   155,000  111,952
    Long Chen Paper Co., Ltd..........................   201,314   75,345
    Longwell Co.......................................    41,000   27,112
    Lotes Co., Ltd....................................    16,000   43,853
    Lumax International Corp., Ltd....................    26,705   36,113
    Lung Yen Life Service Corp........................    20,000   48,792
    Macauto Industrial Co., Ltd.......................     6,000   23,946
    Macroblock, Inc...................................     4,000    5,420
#*  Macronix International............................ 1,284,909  189,458
*   MacroWell OMG Digital Entertainment Co., Ltd......     6,000    9,511
    Makalot Industrial Co., Ltd.......................    30,463  260,212
    Marketech International Corp......................    45,000   27,044
#   Masterlink Securities Corp........................   325,952   96,834
    Mayer Steel Pipe Corp.............................    29,700   12,776
    Maywufa Co., Ltd..................................    49,000   20,670
#   MediaTek, Inc.....................................    29,048  305,357
    Mega Financial Holding Co., Ltd...................   672,748  574,940
    Mercuries & Associates Holding, Ltd...............   149,322   88,723
*   Mercuries Life Insurance Co., Ltd.................   175,578  105,718
    Merida Industry Co., Ltd..........................    20,790  129,147
#   Merry Electronics Co., Ltd........................    54,734   79,543
    Micro-Star International Co., Ltd.................   263,394  242,107
#*  Microbio Co., Ltd.................................   141,881  115,144
#*  Microelectronics Technology, Inc..................    87,213   23,051
    Microlife Corp....................................     9,000   21,520
#   MIN AIK Technology Co., Ltd.......................    28,000   58,799
    Mirle Automation Corp.............................    48,830   40,045
    Mitac Holdings Corp...............................   145,520  125,224
*   Motech Industries, Inc............................   137,000  190,563
#   MPI Corp..........................................    21,000   41,328
    Nak Sealing Technologies Corp.....................    10,000   21,812
    Namchow Chemical Industrial Co., Ltd..............    36,000   80,351
*   Nan Kang Rubber Tire Co., Ltd.....................    91,183   81,133
    Nan Liu Enterprise Co., Ltd.......................     7,000   35,365
    Nan Ren Lake Leisure Amusement Co., Ltd...........    50,000   16,482
    Nan Ya Plastics Corp..............................   199,187  406,589
#   Nan Ya Printed Circuit Board Corp.................    67,214   68,909
    Nantex Industry Co., Ltd..........................    44,179   32,203
    Nanya Technology Corp.............................    39,000   42,313
    National Petroleum Co., Ltd.......................    67,000   75,298
#   Neo Solar Power Corp..............................   206,669  158,784
    Netronix, Inc.....................................    38,000   53,297
    New Era Electronics Co., Ltd......................    16,000    9,906
*   Newmax Technology Co., Ltd........................    12,523    7,726
#   Nexcom International Co., Ltd.....................    23,000   21,172
    Nichidenbo Corp...................................    23,520   18,568
    Nien Hsing Textile Co., Ltd.......................    96,271   69,500
    Novatek Microelectronics Corp.....................    74,000  268,432
    Nuvoton Technology Corp...........................    19,000   14,317
*   Ocean Plastics Co., Ltd...........................    29,000   21,981
#   OptoTech Corp.....................................   184,000   57,306
#*  Orient Semiconductor Electronics, Ltd.............   103,000   37,950

                                     1638

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
TAIWAN -- (Continued)
#   Oriental Union Chemical Corp...................... 180,992 $  119,109
    Pacific Hospital Supply Co., Ltd..................  24,000     41,277
*   Pan Jit International, Inc........................ 158,940     52,657
    Pan-International Industrial Corp................. 141,000     60,388
    Parade Technologies, Ltd..........................   6,000     50,454
    Paragon Technologies Co., Ltd.....................  20,423     33,193
    PChome Online, Inc................................  11,611    161,333
    Pegatron Corp..................................... 408,261  1,147,506
    Phihong Technology Co., Ltd....................... 136,000     42,319
    Phison Electronics Corp...........................  39,000    280,606
    Phoenix Tours International, Inc..................   7,000      9,016
#*  Phytohealth Corp..................................  30,000     16,847
#   Pixart Imaging, Inc...............................  28,000     63,470
    Polytronics Technology Corp.......................   8,000     16,012
    Portwell, Inc.....................................  18,000     20,160
    Posiflex Technology, Inc..........................   8,321     36,919
    Pou Chen Corp..................................... 416,528    591,645
    Power Quotient International Co., Ltd.............  50,000     18,640
    Powertech Technology, Inc......................... 208,900    391,736
    Poya International Co., Ltd.......................   9,251    104,501
    President Chain Store Corp........................  25,768    187,407
    President Securities Corp......................... 256,422    110,848
*   Prime Electronics Satellitics, Inc................  29,400      8,506
    Prince Housing & Development Corp................. 348,000    109,534
    Promate Electronic Co., Ltd.......................  59,000     54,170
    Promise Technology, Inc...........................  34,874     18,412
#   Qisda Corp........................................ 618,875    179,921
    Qualipoly Chemical Corp...........................  39,000     32,455
#   Quanta Computer, Inc..............................  97,007    187,813
*   Quintain Steel Co., Ltd...........................  73,000     11,428
    Radiant Opto-Electronics Corp.....................  81,782    243,654
    Radium Life Tech Co., Ltd......................... 279,442    123,546
    Ralec Electronic Corp.............................   8,000     11,992
#   Realtek Semiconductor Corp........................  77,098    151,649
    Rechi Precision Co., Ltd..........................  75,185     55,676
#   Rich Development Co., Ltd......................... 222,814     79,738
#   Richtek Technology Corp...........................  38,000    196,773
#*  Ritek Corp........................................ 908,759     82,608
    Rotam Global Agrosciences, Ltd....................  21,319     25,338
#   Ruentex Development Co., Ltd...................... 119,550    151,315
    Ruentex Engineering & Construction Co.............  13,000     18,223
    Ruentex Industries, Ltd........................... 166,501    348,747
#   Run Long Construction Co., Ltd....................  19,204     18,508
    Sampo Corp........................................ 174,000     63,651
    San Fang Chemical Industry Co., Ltd...............  58,882     65,179
    San Far Property, Ltd.............................  43,000     23,493
    San Shing Fastech Corp............................  24,150     58,407
#*  Sanyang Motor Co., Ltd............................ 227,900    161,662
    SCI Pharmtech, Inc................................   9,450     23,636
    Scientech Corp....................................   8,000     15,001
    SDI Corp..........................................  35,000     30,820
    Senao International Co., Ltd......................  13,000     19,760

                                     1639

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Sercomm Corp......................................    61,000 $129,301
    Sesoda Corp.......................................    42,831   46,478
    ShenMao Technology, Inc...........................    14,922   12,605
    Shih Her Technologies, Inc........................    21,000   22,341
    Shih Wei Navigation Co., Ltd......................    83,100   41,061
    Shihlin Electric & Engineering Corp...............    31,000   36,855
*   Shihlin Paper Corp................................    16,000   15,870
    Shin Kong Financial Holding Co., Ltd.............. 1,886,164  552,257
    Shin Zu Shing Co., Ltd............................    53,549  139,948
    Shinih Enterprise Co., Ltd........................    24,000   28,401
*   Shining Building Business Co., Ltd................   109,148   44,532
    Shinkong Insurance Co., Ltd.......................    75,000   51,577
#   Shinkong Synthetic Fibers Corp....................   498,799  156,272
    Shinkong Textile Co., Ltd.........................    70,000   85,944
    Shuttle, Inc......................................   166,000   40,722
#   Sigurd Microelectronics Corp......................   156,000  107,207
#   Siliconware Precision Industries Co., Ltd.........   302,000  342,928
    Silitech Technology Corp..........................    23,001   14,692
    Simplo Technology Co., Ltd........................    44,000  181,089
    Sinbon Electronics Co., Ltd.......................    72,000  112,017
    Sincere Navigation Corp...........................   129,125   93,443
    Sinmag Equipment Corp.............................     8,480   46,767
#   Sino-American Silicon Products, Inc...............   187,000  203,085
    Sinon Corp........................................   145,000   64,882
    SinoPac Financial Holdings Co., Ltd............... 1,160,686  494,926
#   Sinphar Pharmaceutical Co., Ltd...................    27,632   24,297
    Sinyi Realty, Inc.................................    73,262   66,787
    Sirtec International Co., Ltd.....................    57,000   90,231
    Sitronix Technology Corp..........................    21,000   51,557
    Siward Crystal Technology Co., Ltd................    48,000   24,662
    Solar Applied Materials Technology Co.............   103,000   65,136
#*  Solartech Energy Corp.............................   120,296   65,405
    Sonix Technology Co., Ltd.........................    63,000   72,674
    Southeast Cement Co., Ltd.........................    33,000   14,956
    Sporton International, Inc........................    15,402   94,481
    St Shine Optical Co., Ltd.........................     9,000  117,105
    Standard Chemical & Pharmaceutical Co., Ltd.......    20,330   19,038
    Standard Foods Corp...............................    37,017  111,955
    Stark Technology, Inc.............................    41,000   32,963
    Sunonwealth Electric Machine Industry Co., Ltd....    39,000   18,721
    Sunrex Technology Corp............................    80,000   30,917
*   Sunspring Metal Corp..............................    22,000   27,334
#   Supreme Electronics Co., Ltd......................   154,632   64,434
    Swancor Ind Co., Ltd..............................     8,243   56,337
    Sweeten Construction Co., Ltd.....................    26,265   14,462
    Syncmold Enterprise Corp..........................    43,000   58,536
#   Synnex Technology International Corp..............   190,248  229,190
    Sysage Technology Co., Ltd........................    13,200   11,246
    T-Mac Techvest PCB Co., Ltd.......................    42,000   15,040
#   TA Chen Stainless Pipe............................   191,827   97,936
*   Ta Chong Bank, Ltd................................   600,363  243,436
    Ta Chong Securities Co., Ltd......................   108,000   31,306
    TA-I Technology Co., Ltd..........................    37,000   15,319

                                     1640

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
TAIWAN -- (Continued)
    Tah Hsin Industrial Corp..........................     9,900 $    7,341
    Tai Tung Communication Co., Ltd...................    38,000     27,805
    Taichung Commercial Bank Co., Ltd.................   656,531    218,423
    TaiDoc Technology Corp............................    10,000     21,926
#   Taiflex Scientific Co., Ltd.......................    49,000     60,408
    Taimide Tech, Inc.................................    21,000     25,957
#   Tainan Enterprises Co., Ltd.......................    48,000     38,044
    Tainan Spinning Co., Ltd..........................   406,171    187,873
    Tainergy Tech Co., Ltd............................    38,000     17,532
    Taishin Financial Holding Co., Ltd................ 1,885,225    746,689
*   Taisun Enterprise Co., Ltd........................    47,741     17,841
*   Taita Chemical Co., Ltd...........................   116,424     27,662
    Taiwan Acceptance Corp............................    38,000     85,604
#   Taiwan Building Materials Co., Ltd................   523,624    149,485
*   Taiwan Business Bank..............................   822,728    239,883
    Taiwan Cement Corp................................   508,137    550,115
    Taiwan Chinsan Electronic Industrial Co., Ltd.....    31,000     36,848
    Taiwan Cogeneration Corp..........................   114,993     85,157
    Taiwan Cooperative Financial Holding Co., Ltd.....   837,880    420,532
    Taiwan FamilyMart Co., Ltd........................     2,000     13,671
    Taiwan Fertilizer Co., Ltd........................   194,000    284,351
    Taiwan Fire & Marine Insurance Co., Ltd...........    50,040     34,593
    Taiwan FU Hsing Industrial Co., Ltd...............    32,000     37,776
*   Taiwan Glass Industry Corp........................   258,142    116,665
#   Taiwan Hon Chuan Enterprise Co., Ltd..............   104,421    163,774
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.....    29,000     16,050
    Taiwan Land Development Corp......................   234,664     84,156
*   Taiwan Life Insurance Co., Ltd....................   100,006    100,302
    Taiwan Line Tek Electronic........................    10,498      5,029
    Taiwan Mobile Co., Ltd............................    19,800     65,481
    Taiwan Navigation Co., Ltd........................    34,000     17,765
#   Taiwan Paiho, Ltd.................................    80,892    169,018
    Taiwan PCB Techvest Co., Ltd......................    87,800     88,355
#*  Taiwan Prosperity Chemical Corp...................    40,000     18,934
*   Taiwan Pulp & Paper Corp..........................    93,280     32,213
    Taiwan Sakura Corp................................    58,140     36,751
    Taiwan Sanyo Electric Co., Ltd....................    12,750     10,702
#   Taiwan Secom Co., Ltd.............................    22,330     67,104
    Taiwan Semiconductor Co., Ltd.....................   108,000     85,731
    Taiwan Semiconductor Manufacturing Co., Ltd.......   454,465  1,986,016
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR...................................   116,749  2,581,320
    Taiwan Sogo Shin Kong SEC.........................    63,630     75,507
#   Taiwan Styrene Monomer............................   203,833     95,373
    Taiwan Surface Mounting Technology Corp...........   100,867     87,237
    Taiwan TEA Corp...................................   235,704    103,008
    Taiwan Union Technology Corp......................    86,000     60,674
    Taiyen Biotech Co., Ltd...........................    48,000     35,452
*   Tatung Co., Ltd...................................   728,452    134,299
    Te Chang Construction Co., Ltd....................    31,500     24,636
    Teco Electric and Machinery Co., Ltd..............   422,000    331,440
    Test Research, Inc................................    47,532     84,034
    Test-Rite International Co., Ltd..................   119,389     78,282
    Tex-Ray Industrial Co., Ltd.......................    59,000     22,953

                                     1641

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
TAIWAN -- (Continued)
    Thinking Electronic Industrial Co., Ltd...........    15,000 $ 18,741
    Thye Ming Industrial Co., Ltd.....................    45,850   47,345
#   Ton Yi Industrial Corp............................   130,200   63,407
#   Tong Hsing Electronic Industries, Ltd.............    38,000   70,457
    Tong Yang Industry Co., Ltd.......................   171,041  182,263
    Tong-Tai Machine & Tool Co., Ltd..................    76,160   52,839
    Topco Scientific Co., Ltd.........................    43,291   73,257
    Topoint Technology Co., Ltd.......................    47,494   31,019
    Toung Loong Textile Manufacturing.................    14,000   52,528
    TPK Holding Co., Ltd..............................    30,000  102,610
    Transasia Airways Corp............................    40,000   11,264
    Transcend Information, Inc........................    45,483  135,522
#   Tripod Technology Corp............................   171,970  270,607
    TrueLight Corp....................................     5,000   10,687
*   Tsann Kuen Enterprise Co., Ltd....................    12,913    9,284
    TSC Auto ID Technology Co., Ltd...................     3,300   25,717
    TSRC Corp.........................................   112,717   78,378
    Ttet Union Corp...................................    10,000   22,677
    TTY Biopharm Co., Ltd.............................    16,267   46,815
#   Tung Ho Steel Enterprise Corp.....................   279,254  173,459
#   Tung Thih Electronic Co., Ltd.....................    20,492  114,342
    TURVO International Co., Ltd......................     5,776   10,620
    TXC Corp..........................................   118,411  127,920
*   TYC Brother Industrial Co., Ltd...................    67,000   41,343
*   Tycoons Group Enterprise..........................   127,354   16,501
    Tyntek Corp.......................................   103,167   39,196
    U-Ming Marine Transport Corp......................   151,000  193,659
    Ubright Optronics Corp............................    16,000   12,282
    Uni-President Enterprises Corp....................   352,835  620,799
#   Unimicron Technology Corp.........................   396,356  187,165
*   Union Bank Of Taiwan..............................   288,777   95,598
    Union Insurance Co., Ltd..........................     5,324    3,409
    Unitech Printed Circuit Board Corp................   157,629   57,800
    United Integrated Services Co., Ltd...............    69,000   68,128
    United Microelectronics Corp...................... 2,294,453  820,125
    Unity Opto Technology Co., Ltd....................    91,929   52,893
#   Universal Cement Corp.............................   159,147  120,077
#   Unizyx Holding Corp...............................   190,000   70,793
#   UPC Technology Corp...............................   272,472   81,511
    USI Corp..........................................   239,518   84,274
    Usun Technology Co., Ltd..........................     9,000   16,550
#   Vanguard International Semiconductor Corp.........   129,000  151,419
    Viking Tech Corp..................................    36,000   22,436
    Visual Photonics Epitaxy Co., Ltd.................    49,300   62,721
    Vivotek, Inc......................................    11,964   29,278
#*  Wafer Works Corp..................................   174,998   58,504
    Wah Hong Industrial Corp..........................     3,423    1,865
    Wah Lee Industrial Corp...........................    62,000   86,552
*   Walsin Lihwa Corp................................. 1,056,000  233,788
    Walton Advanced Engineering, Inc..................    69,385   16,494
    Wan Hai Lines, Ltd................................   226,557  190,041
*   Ways Technical Corp., Ltd.........................    20,000    9,358
*   Wei Chuan Foods Corp..............................   156,000  106,424

                                     1642

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
TAIWAN -- (Continued)
*   Wei Mon Industry Co., Ltd.........................   171,000 $    12,317
    Weikeng Industrial Co., Ltd.......................    86,300      53,604
    Well Shin Technology Co., Ltd.....................    15,000      18,675
#   Win Semiconductors Corp...........................   185,000     197,923
*   Winbond Electronics Corp..........................   993,000     218,772
    Wintek Corp.......................................   312,087       6,784
#   Wisdom Marine Lines Co., Ltd......................    74,146      86,210
#   Wistron Corp......................................   664,180     434,649
    Wistron NeWeb Corp................................    71,917     179,229
    WPG Holdings, Ltd.................................   258,301     293,510
#   WT Microelectronics Co., Ltd......................   140,661     169,050
#   WUS Printed Circuit Co., Ltd......................   121,000      88,141
    X-Legend Entertainment Co., Ltd...................     2,500      10,601
    XAC Automation Corp...............................    21,000      50,732
    Xxentria Technology Materials Corp................    15,306      41,737
#   Yageo Corp........................................   163,885     233,905
*   Yang Ming Marine Transport Corp...................   446,558     153,629
    YC Co., Ltd.......................................   129,266      46,790
    YC INOX Co., Ltd..................................   125,000      74,491
    Yea Shin International Development Co., Ltd.......    28,768      15,714
    Yeong Guan Energy Technology Group Co., Ltd.......     8,107      48,796
    YFY, Inc..........................................   392,000     127,331
    Yi Jinn Industrial Co., Ltd.......................    73,000      28,628
    Yieh Phui Enterprise Co., Ltd.....................   337,000      86,511
    Yonyu Plastics Co., Ltd...........................     8,400       7,058
    Young Optics, Inc.................................     9,000       9,249
    Youngtek Electronics Corp.........................    37,614      59,194
    Yuanta Financial Holding Co., Ltd................. 1,083,677     515,015
    Yulon Motor Co., Ltd..............................   207,223     202,232
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...    16,000      42,170
    Yungshin Construction & Development Co., Ltd......    20,000      31,366
    YungShin Global Holding Corp......................    39,000      60,544
#   Yungtay Engineering Co., Ltd......................   104,000     163,925
    Zeng Hsing Industrial Co., Ltd....................    16,423      80,301
    Zenitron Corp.....................................    87,000      46,934
    Zhen Ding Technology Holding, Ltd.................    35,650     110,592
    Zig Sheng Industrial Co., Ltd.....................   138,543      52,740
    Zinwell Corp......................................   108,000     116,367
    Zippy Technology Corp.............................    12,000      13,069
    ZongTai Real Estate Development Co., Ltd..........    47,153      23,913
                                                                 -----------
TOTAL TAIWAN..........................................            74,157,362
                                                                 -----------
THAILAND -- (0.6%)
    Advanced Info Service PCL.........................    16,300     115,619
    Advanced Information Technology PCL...............    27,600      22,318
    Airports of Thailand PCL..........................    55,800     465,462
*   AJ Plast PCL......................................    42,900       8,277
    Amata Corp. PCL...................................   134,300      53,728
    Ananda Development PCL............................   241,100      21,890
    AP Thailand PCL...................................   309,804      51,861
*   Asia Aviation PCL.................................   627,800      86,925
    Asia Plus Group Holdings PCL......................   247,700      28,393
    Asian Insulators PCL..............................   416,640      17,968

                                     1643

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
THAILAND -- (Continued)
    Bangchak Petroleum PCL (The)......................   203,400 $197,658
    Bangkok Aviation Fuel Services PCL................    44,250   31,387
    Bangkok Bank PCL(6077019).........................    30,600  144,123
    Bangkok Bank PCL(6368360).........................    18,300   86,191
    Bangkok Chain Hospital PCL........................   245,675   47,748
    Bangkok Dusit Medical Services PCL................   503,000  286,858
    Bangkok Expressway PCL............................   112,000  120,755
    Bangkok Land PCL.................................. 2,553,800  105,789
    Bangkok Life Assurance PCL........................    78,400  108,997
    Banpu PCL(BJFHBT4)................................   126,000   89,374
    Banpu PCL(6368348)................................   136,500   96,822
    BEC World PCL.....................................    66,900   68,333
    Berli Jucker PCL..................................    92,000   86,792
    Big C Supercenter PCL.............................    46,100  240,016
    Bumrungrad Hospital PCL...........................    20,000  115,761
    Cal-Comp Electronics Thailand PCL.................   604,518   55,915
    Central Pattana PCL...............................   136,400  182,860
    Central Plaza Hotel PCL...........................   177,700  187,809
    CH Karnchang PCL..................................   156,107  115,159
    Charoen Pokphand Foods PCL........................   253,500  150,323
    Christiani & Nielsen Thai.........................    85,000    9,550
    CP ALL PCL........................................    78,500  106,909
    Delta Electronics Thailand PCL....................   155,700  355,621
    Diamond Building Products PCL.....................    76,000   10,264
    DSG International Thailand PCL....................   117,660   21,365
    Dynasty Ceramic PCL...............................   508,800   53,702
    Eastern Water Resources Development and
      Management PCL..................................   230,000   75,046
    Electricity Generating PCL........................    22,000   95,815
    Energy Absolute PCL...............................    45,100   27,384
    Erawan Group PCL (The)............................   152,700   16,897
*   Esso Thailand PCL.................................   495,900   74,571
    GFPT PCL..........................................   173,500   48,488
    Glow Energy PCL...................................    46,000  116,485
*   Golden Land Property Development PCL..............    70,800   12,354
    Grand Canal Land PCL..............................   102,200    8,699
    Grande Asset Hotels & Property PCL................   128,100    4,071
    Hana Microelectronics PCL.........................    59,200   54,589
    Home Product Center PCL...........................   427,857   75,872
    Indorama Ventures PCL.............................   147,600  110,977
    Intouch Holdings PCL..............................    37,900   87,908
    IRPC PCL.......................................... 2,076,100  247,400
*   Italian-Thai Development PCL......................   719,854  150,119
    Jasmine International PCL.........................   543,900   77,160
    Kang Yong Electric PCL............................     1,400   11,281
    Kasikornbank PCL(6888794).........................    26,900  136,236
    Kasikornbank PCL(6364766).........................    76,200  384,838
    KCE Electronics PCL...............................    68,400  102,857
    KGI Securities Thailand PCL.......................   355,800   32,910
    Khon Kaen Sugar Industry PCL......................   241,440   27,264
    Kiatnakin Bank PCL................................   108,100   93,547
    Krung Thai Bank PCL...............................   672,575  333,950
    Krungthai Card PCL................................    11,000   24,734
    Land & Houses PCL(6581930)........................   212,200   48,166

                                     1644

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
THAILAND -- (Continued)
    Land & Houses PCL(6581941)........................   181,600 $ 40,962
    Lanna Resources PCL...............................    48,450   15,946
    LH Financial Group PCL............................   465,900   23,001
    Loxley PCL........................................   278,775   22,938
    LPN Development PCL...............................   159,800   80,251
    Major Cineplex Group PCL..........................   122,200  113,549
    MBK PCL...........................................   183,000   73,730
    MCOT PCL..........................................    60,600   20,461
    Minor International PCL...........................   201,256  167,023
*   Polyplex Thailand PCL.............................     4,000    1,090
    Precious Shipping PCL.............................   247,500   58,636
    Premier Marketing PCL.............................    60,100   17,223
    Property Perfect PCL..............................   613,500   16,014
    Pruksa Real Estate PCL............................   211,800  144,826
    PTT Exploration & Production PCL..................    93,585  248,268
    PTT Global Chemical PCL...........................   121,445  212,774
    PTT PCL(6420390)..................................   107,194  991,495
    PTT PCL(6420408)..................................    18,900  174,816
    Quality Houses PCL................................   899,042   59,179
*   Raimon Land PCL...................................   477,500   17,342
    Ratchaburi Electricity Generating Holding
      PCL(6362771)....................................    12,000   18,301
    Ratchaburi Electricity Generating Holding
      PCL(6294249)....................................    49,600   75,642
    Ratchthani Leasing PCL............................   440,400   33,738
    Regional Container Lines PCL......................   173,100   41,992
    Robinson Department Store PCL.....................    53,100   64,030
    Rojana Industrial Park PCL........................   152,490   26,392
    RS PCL............................................   136,700   46,155
    Samart Corp. PCL..................................   159,200   93,049
    Samart I-Mobile PCL...............................   467,600   23,085
    Samart Telcoms PCL................................    79,600   45,170
    Sansiri PCL....................................... 1,529,733   74,653
    SC Asset Corp PCL.................................   434,362   38,698
    Siam Cement PCL (The).............................    11,400  170,135
    Siam City Cement PCL..............................    13,200  137,075
    Siam Commercial Bank PCL (The)(6889935)...........    29,000  125,067
    Siam Commercial Bank PCL (The)(6363172)...........    30,100  129,811
    Siam Future Development PCL.......................   177,360   28,180
    Siam Global House PCL.............................   171,066   39,314
    Siamgas & Petrochemicals PCL......................   130,200   38,419
    Sino-Thai Engineering & Construction
      PCL(6541473)....................................    67,200   44,044
    Sino-Thai Engineering & Construction
      PCL(6541484)....................................    83,571   54,773
    SNC Former PCL....................................     8,800    3,770
    Somboon Advance Technology PCL....................    37,250   17,756
    SPCG PCL..........................................   115,600   80,030
    Sri Ayudhya Capital PCL...........................     6,800    6,849
    Sri Trang Agro-Industry PCL(B05BPF7)..............   100,300   34,434
    Sri Trang Agro-Industry PCL(B05BPH9)..............   105,300   36,151
    Sriracha Construction PCL.........................    44,200   31,979
    Srithai Superware PCL.............................   372,000   25,542
    STP & I PCL.......................................   269,720  114,026
    Supalai PCL.......................................   222,900  108,146
    SVI PCL...........................................   167,500   21,196
*   Tata Steel Thailand PCL........................... 1,030,600   20,176

                                     1645

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
THAILAND -- (Continued)
    Thai Agro Energy PCL..............................     9,690 $       935
*   Thai Airways International PCL(6888868)...........   216,000      76,607
*   Thai Airways International PCL(6364971)...........    60,600      21,492
    Thai Oil PCL......................................   179,000     245,049
    Thai Stanley Electric PCL.........................     9,600      51,752
    Thai Union Frozen Products PCL....................   383,040     205,404
    Thai Vegetable Oil PCL............................    59,100      41,082
    Thaicom PCL.......................................   109,200     112,314
    Thanachart Capital PCL............................   148,200     131,402
    Thoresen Thai Agencies PCL........................   232,351      83,065
    TICON Industrial Connection PCL...................   103,950      37,162
    Tisco Financial Group PCL.........................   111,900     134,934
    TMB Bank PCL...................................... 2,609,700     173,264
    Total Access Communication PCL....................   114,100     227,423
    TPI Polene PCL.................................... 2,421,000     159,362
*   True Corp. PCL(6877071)...........................   750,315     229,916
*   True Corp. PCL(6363923)...........................   737,136     225,878
    TTCL PCL..........................................    19,363      16,344
    TTW PCL...........................................   294,200      95,994
    Union Mosaic Industry PCL (The)...................    76,125      13,715
    Unique Engineering & Construction PCL.............   167,945      82,912
    Univentures PCL...................................    39,200       7,063
    Vanachai Group PCL................................   105,000      40,814
    VGI Global Media PCL..............................   219,900      28,700
    Vibhavadi Medical Center PCL...................... 1,436,000      61,115
    Vinythai PCL......................................   124,200      34,887
    Workpoint Entertainment PCL.......................    77,560      83,623
                                                                 -----------
TOTAL THAILAND........................................            13,397,650
                                                                 -----------
TURKEY -- (0.4%)......................................
    Adana Cimento Sanayii TAS Class A.................    20,624      50,105
    Adel Kalemcilik Ticaret ve Sanayi A.S.............       485      11,106
    Akbank TAS........................................   161,090     430,062
    Akcansa Cimento A.S...............................    12,544      71,003
*   Akenerji Elektrik Uretim A.S......................    69,462      24,266
    Akfen Holding A.S.................................    24,783      72,092
    Aksa Akrilik Kimya Sanayii AS.....................    33,706     134,543
    Aksigorta A.S.....................................    34,947      25,558
    Alarko Holding A.S................................    40,910      51,544
    Albaraka Turk Katilim Bankasi A.S.................   107,822      54,409
    Anadolu Anonim Turk Sigorta Sirketi...............    54,184      28,110
*   Anadolu Cam Sanayii A.S...........................    77,814      51,158
    Anadolu Efes Biracilik Ve Malt Sanayii A.S........     7,085      55,569
    Arcelik A.S.......................................    51,966     273,535
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........    28,662     154,981
*   Asya Katilim Bankasi A.S..........................   117,229      35,090
    Bagfas Bandirma Gubre Fabrikalari A.S.............     4,200      20,110
    BIM Birlesik Magazalar A.S........................    12,320     208,794
    Bizim Toptan Satis Magazalari A.S.................     2,396      10,635
*   Bolu Cimento Sanayii A.S..........................    10,352      19,077
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....    25,650      57,430
*   Boyner Perakende Ve Tekstil Yatirimlari AS........     1,996      46,462
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...     3,057       9,101

                                     1646

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
TURKEY -- (Continued)
    Bursa Cimento Fabrikasi A.S.......................   6,211 $  9,634
    Cimsa Cimento Sanayi VE Ticaret AS................  15,721   89,675
    Coca-Cola Icecek A.S..............................   6,843   98,232
*   Deva Holding A.S..................................  41,856   50,658
#*  Dogan Sirketler Grubu Holding A.S................. 384,691   76,129
    Dogus Otomotiv Servis ve Ticaret A.S..............  31,661  183,197
    EGE Seramik Sanayi ve Ticaret A.S.................  19,423   25,796
    Enka Insaat ve Sanayi A.S.........................  18,863   34,133
    Eregli Demir ve Celik Fabrikalari TAS............. 368,970  552,558
*   Fenerbahce Futbol A.S.............................   1,276   19,207
    Ford Otomotiv Sanayi A.S..........................   9,472  112,444
*   Global Yatirim Holding A.S........................  67,511   42,228
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S.............................................   2,317   60,153
    Goodyear Lastikleri TAS...........................   1,597   34,014
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.....  36,090   32,771
    GSD Holding AS....................................  50,000   22,747
    Gubre Fabrikalari TAS.............................  42,998  118,395
*   Hurriyet Gazetecilik ve Matbaacilik AS............  31,589    7,509
*   Ihlas Holding A.S................................. 197,201   17,096
    Is Finansal Kiralama A.S..........................  34,151    9,484
*   Izmir Demir Celik Sanayi A.S......................  29,613   21,567
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A....................................  70,697   45,485
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B....................................  53,420   37,519
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D.................................... 301,511  160,723
    KOC Holding A.S...................................  30,605  135,737
    Koza Altin Isletmeleri A.S........................   8,332   70,107
    Mardin Cimento Sanayii ve Ticaret A.S.............  20,420   30,540
*   Migros Ticaret A.S................................   6,594   49,012
*   NET Holding A.S...................................  27,936   33,045
*   Netas Telekomunikasyon A.S........................  11,580   52,605
    Nuh Cimento Sanayi A.S............................  11,765   40,333
    Otokar Otomotiv Ve Savunma Sanayi A.S.............   1,350   41,640
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S.............................................   8,727   10,836
*   Petkim Petrokimya Holding A.S.....................  48,842   73,199
    Pinar Entegre Et ve Un Sanayi A.S.................     487    1,755
    Pinar SUT Mamulleri Sanayii A.S...................   5,677   48,736
*   Sekerbank TAS..................................... 183,545  103,819
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........  40,239   36,301
    Soda Sanayii A.S..................................  77,842  127,697
*   Tat Gida Sanayi A.S...............................  14,877   37,065
    TAV Havalimanlari Holding A.S.....................  18,112  137,598
    Tekfen Holding A.S................................  58,117   88,325
*   Tekstil Bankasi A.S...............................  35,952   29,688
    Tofas Turk Otomobil Fabrikasi A.S.................  14,097   92,331
    Trakya Cam Sanayi A.S............................. 133,180   98,306
*   Tupras Turkiye Petrol Rafinerileri A.S............   9,392  243,754
    Turcas Petrol A.S.................................  17,539   10,249
*   Turk Hava Yollari AO.............................. 226,248  735,854
    Turk Telekomunikasyon A.S.........................   7,248   17,993
    Turk Traktor ve Ziraat Makineleri A.S.............   1,005   26,355
    Turkcell Iletisim Hizmetleri A.S..................  14,852   67,974
    Turkcell Iletisim Hizmetleri A.S. ADR.............   9,157  105,122
    Turkiye Garanti Bankasi A.S....................... 162,082  478,085

                                     1647

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
TURKEY -- (Continued)
    Turkiye Halk Bankasi A.S..........................  61,333 $  266,874
    Turkiye Is Bankasi................................ 174,798    339,909
    Turkiye Sinai Kalkinma Bankasi A.S................ 259,766    163,473
    Turkiye Sise ve Cam Fabrikalari A.S............... 249,243    281,317
    Turkiye Vakiflar Bankasi Tao...................... 146,962    221,184
    Ulker Biskuvi Sanayi A.S..........................  18,064    100,412
#*  Vestel Elektronik Sanayi ve Ticaret A.S...........  29,976     49,432
    Yapi ve Kredi Bankasi A.S.........................  76,984    105,570
*   Zorlu Enerji Elektrik Uretim A.S..................  29,476     17,977
                                                               ----------
TOTAL TURKEY..........................................          8,326,303
                                                               ----------
UNITED KINGDOM -- (14.3%)
    4imprint Group P.L.C..............................     532     10,163
    888 Holdings P.L.C................................  92,692    245,684
    A.G.BARR P.L.C....................................  13,693    120,758
    Aberdeen Asset Management P.L.C................... 211,758  1,202,666
    Acacia Mining P.L.C...............................  61,563    230,577
    Acal P.L.C........................................   6,517     30,216
    Admiral Group P.L.C...............................  27,690    639,832
*   Afren P.L.C....................................... 357,576      9,968
*   Aga Rangemaster Group P.L.C.......................  23,457     67,601
    Aggreko P.L.C.....................................  57,187  1,071,169
    Alent P.L.C.......................................  79,625    589,127
    Amec Foster Wheeler P.L.C.........................  77,269    986,749
    Amlin P.L.C....................................... 127,594  1,015,699
    Anglo American P.L.C.............................. 139,396  1,757,643
    Anglo Pacific Group P.L.C.........................  14,802     19,386
    Anglo-Eastern Plantations P.L.C...................     542      5,050
    Anite P.L.C.......................................  42,531     83,527
    Antofagasta P.L.C.................................  84,589    746,915
    ARM Holdings P.L.C................................  33,625    527,547
    ARM Holdings P.L.C. Sponsored ADR.................   7,813    367,524
    Ashmore Group P.L.C............................... 127,529    528,559
    Ashtead Group P.L.C............................... 118,226  1,812,946
    Associated British Foods P.L.C....................  29,728  1,494,067
    Astir Palace Vouliagmeni SA.......................  12,504    322,165
    AstraZeneca P.L.C.................................   1,641    110,782
    AstraZeneca P.L.C. Sponsored ADR.................. 107,620  3,636,480
    Aveva Group P.L.C.................................   9,783    336,465
    Aviva P.L.C....................................... 599,986  4,878,594
#   Aviva P.L.C. Sponsored ADR........................  20,234    331,635
    Babcock International Group P.L.C.................  89,800  1,389,298
    BAE Systems P.L.C................................. 290,388  2,174,186
    Balfour Beatty P.L.C.............................. 191,281    703,119
    Bank of Georgia Holdings P.L.C....................   6,620    206,023
    Barclays P.L.C.................................... 458,755  2,068,821
    Barclays P.L.C. Sponsored ADR..................... 116,220  2,089,636
    Barratt Developments P.L.C........................ 276,246  2,733,885
    BBA Aviation P.L.C................................ 126,017    583,368
    Beazley P.L.C..................................... 171,350    902,234
    Bellway P.L.C.....................................  34,575  1,299,213
    Berendsen P.L.C...................................  73,289  1,170,624
    Berkeley Group Holdings P.L.C.....................  42,017  2,206,560

                                     1648

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
UNITED KINGDOM -- (Continued)
    Betfair Group P.L.C...............................     4,999 $   217,203
    BG Group P.L.C....................................   331,326   5,637,434
    BHP Billiton P.L.C................................    51,865     952,638
    BHP Billiton P.L.C. ADR...........................    75,383   2,770,325
    Bloomsbury Publishing P.L.C.......................     5,758      14,670
    Bodycote P.L.C....................................    75,289     802,039
    Booker Group P.L.C................................   313,919     876,454
    Bovis Homes Group P.L.C...........................    37,163     662,027
    BP P.L.C..........................................     1,306       8,045
    BP P.L.C. Sponsored ADR...........................   302,198  11,172,260
    Braemar Shipping Services P.L.C...................       660       4,860
    Brammer P.L.C.....................................    11,343      57,463
    Brewin Dolphin Holdings P.L.C.....................    88,122     432,622
    British American Tobacco P.L.C....................    12,488     741,488
    British American Tobacco P.L.C. Sponsored ADR.....    16,764   1,994,916
    British Polythene Industries P.L.C................     3,700      41,047
    Britvic P.L.C.....................................    57,492     615,208
    BT Group P.L.C....................................   112,078     811,108
    BT Group P.L.C. Sponsored ADR.....................    17,500   1,264,550
*   BTG P.L.C.........................................    50,010     509,904
    Bunzl P.L.C.......................................    37,449   1,071,947
    Burberry Group P.L.C..............................    48,041   1,205,658
    Bwin.Party Digital Entertainment P.L.C............   195,059     349,662
    Cable & Wireless Communications P.L.C............. 1,170,003   1,169,029
    Cape P.L.C........................................    40,788     148,321
    Capita P.L.C......................................    39,768     809,558
    Capital & Counties Properties P.L.C...............    92,193     663,530
    Capital & Regional P.L.C..........................    19,615      18,921
    Carillion P.L.C...................................   112,937     609,592
    Carnival P.L.C....................................    14,078     780,313
#   Carnival P.L.C. ADR...............................     5,490     303,817
*   Carpetright P.L.C.................................     4,624      40,712
    Carr's Group P.L.C................................     9,590      24,561
    Castings P.L.C....................................     1,976      13,295
    Centamin P.L.C....................................   460,776     398,181
    Centrica P.L.C....................................   530,239   2,205,373
    Charles Stanley Group P.L.C.......................       382       2,215
    Chemring Group P.L.C..............................    65,790     241,963
    Chesnara P.L.C....................................    25,292     133,657
    Cineworld Group P.L.C.............................    46,443     370,846
    Clarkson P.L.C....................................     1,031      44,476
    Close Brothers Group P.L.C........................    45,538   1,031,932
    Cobham P.L.C......................................   252,109   1,027,182
    Coca-Cola HBC AG..................................    42,486     886,164
*   Colt Group SA.....................................   123,838     362,986
    Communisis P.L.C..................................    17,311      13,144
    Compass Group P.L.C...............................    96,103   1,537,222
    Computacenter P.L.C...............................    20,176     239,406
    Connect Group PLC.................................    55,168     127,613
    Consort Medical P.L.C.............................    10,213     148,699
    Costain Group P.L.C...............................    12,970      67,695
    Crest Nicholson Holdings P.L.C....................    23,844     203,028
    Croda International P.L.C.........................    28,646   1,358,364

                                     1649

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    CSR P.L.C.........................................  41,647 $  583,890
    Daily Mail & General Trust P.L.C..................  61,849    774,517
    Dairy Crest Group P.L.C...........................  64,944    585,119
    Darty P.L.C.......................................  87,142     97,538
    DCC P.L.C.........................................  19,589  1,548,005
    De La Rue P.L.C...................................  21,253    167,392
    Debenhams P.L.C................................... 311,419    426,241
    Dechra Pharmaceuticals P.L.C......................  29,248    449,215
    Development Securities P.L.C......................  16,443     68,865
    Devro P.L.C.......................................  60,611    286,676
    Diageo P.L.C......................................  19,831    555,917
    Diageo P.L.C. Sponsored ADR.......................   8,182    918,920
    Dialight P.L.C....................................   7,092     60,457
    Dignity P.L.C.....................................   9,979    380,626
    Diploma P.L.C.....................................  34,472    399,412
    Direct Line Insurance Group P.L.C.................  74,740    426,533
    Dixons Carphone P.L.C............................. 211,750  1,506,793
    Domino's Pizza Group P.L.C........................  25,073    351,348
    Drax Group P.L.C.................................. 101,341    471,718
    DS Smith P.L.C.................................... 327,829  2,047,714
    Dunelm Group P.L.C................................   5,566     77,851
    E2V Technologies P.L.C............................  21,031     73,550
    easyJet P.L.C.....................................  35,052    899,326
    Electrocomponents P.L.C........................... 186,102    578,388
    Elementis P.L.C................................... 170,846    683,668
*   EnQuest P.L.C..................................... 220,657    121,687
*   Enterprise Inns P.L.C.............................  84,112    147,462
    Essentra P.L.C....................................  83,889  1,194,228
    Euromoney Institutional Investor P.L.C............  11,864    192,637
*   Evraz P.L.C....................................... 107,225    168,614
    Experian P.L.C....................................  61,660  1,156,041
    Fenner P.L.C......................................  54,652    142,156
    Ferrexpo P.L.C....................................  61,953     55,869
    Fidessa Group P.L.C...............................   7,366    275,879
*   Findel P.L.C......................................   9,252     28,909
*   Firstgroup P.L.C.................................. 336,163    604,763
    Fortune Oil CVR................................... 131,020      1,023
    Fresnillo P.L.C...................................  19,968    201,406
    G4S P.L.C......................................... 318,339  1,364,828
    Galliford Try P.L.C...............................  19,649    544,033
    Gem Diamonds, Ltd.................................  33,740     67,348
    Genus P.L.C.......................................  11,662    262,073
    GKN P.L.C......................................... 322,582  1,602,353
    GlaxoSmithKline P.L.C.............................  15,015    326,350
    GlaxoSmithKline P.L.C. Sponsored ADR..............  56,544  2,456,271
    Glencore P.L.C.................................... 553,539  1,793,529
    Go-Ahead Group P.L.C..............................   9,949    395,674
    Grafton Group P.L.C...............................  54,607    613,403
    Greencore Group P.L.C............................. 165,859    818,136
    Greene King P.L.C.................................  95,470  1,287,222
    Greggs P.L.C......................................  44,470    940,969
    Halfords Group P.L.C..............................  85,570    725,580
    Halma P.L.C....................................... 139,141  1,643,006

                                     1650

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Hargreaves Lansdown P.L.C.........................  29,987 $  559,815
    Hays P.L.C........................................ 336,497    874,795
    Headlam Group P.L.C...............................  13,408     99,634
    Helical Bar P.L.C.................................  28,737    190,815
    Henderson Group P.L.C............................. 272,410  1,209,744
    Hikma Pharmaceuticals P.L.C.......................  37,256  1,391,765
    Hill & Smith Holdings P.L.C.......................  20,724    224,273
    Hiscox, Ltd.......................................  69,865  1,009,060
*   Hochschild Mining P.L.C...........................  10,166     12,328
    Hogg Robinson Group P.L.C.........................   5,845      6,114
    Home Retail Group P.L.C........................... 236,553    602,349
    HomeServe P.L.C...................................  85,740    583,529
    Howden Joinery Group P.L.C........................ 143,776  1,111,041
    HSBC Holdings P.L.C............................... 282,520  2,551,847
    HSBC Holdings P.L.C. Sponsored ADR................ 156,520  7,054,356
    Hunting P.L.C.....................................  47,267    377,963
    Huntsworth P.L.C..................................  53,480     35,655
    ICAP P.L.C........................................ 198,801  1,599,207
    IG Group Holdings P.L.C........................... 132,026  1,540,585
*   Imagination Technologies Group P.L.C..............  42,538    155,496
    IMI P.L.C.........................................  44,294    732,827
    Imperial Tobacco Group P.L.C......................  55,627  2,919,114
    Inchcape P.L.C.................................... 137,464  1,721,588
*   Indivior P.L.C.................................... 102,646    423,104
    Informa P.L.C..................................... 227,540  2,115,102
    Inmarsat P.L.C.................................... 123,680  1,712,700
    Innovation Group P.L.C............................ 161,760     81,339
    InterContinental Hotels Group P.L.C...............  18,265    767,168
    InterContinental Hotels Group P.L.C. ADR..........  14,863    621,702
*   International Consolidated Airlines Group
      SA(B5282K0).....................................  10,448     86,941
*   International Consolidated Airlines Group
      SA(B5M6XQ7)..................................... 197,808  1,647,432
*   International Ferro Metals, Ltd...................  99,556      2,985
    Interserve P.L.C..................................  37,503    377,540
    Intertek Group P.L.C..............................  36,030  1,376,896
    Investec P.L.C.................................... 155,047  1,414,080
*   IP Group P.L.C....................................  26,845     85,089
    ITE Group P.L.C...................................  20,469     59,007
    ITV P.L.C......................................... 517,943  2,266,403
    J Sainsbury P.L.C................................. 374,461  1,546,810
    James Fisher & Sons P.L.C.........................  15,526    269,653
    Jardine Lloyd Thompson Group P.L.C................  24,039    389,845
    JD Sports Fashion P.L.C...........................  20,177    253,448
    JD Wetherspoon P.L.C..............................  34,753    388,042
    John Menzies P.L.C................................  16,607    133,752
    John Wood Group P.L.C.............................  85,362    831,108
    Johnson Matthey P.L.C.............................  30,197  1,372,513
*   Johnston Press P.L.C..............................     238        418
    Jupiter Fund Management P.L.C..................... 125,414    918,471
    Just Retirement Group P.L.C.......................   5,616     16,941
*   KAZ Minerals P.L.C................................ 112,829    284,826
    Kcom Group P.L.C.................................. 128,696    189,864
    Keller Group P.L.C................................  24,830    409,609
    Kier Group P.L.C..................................  23,343    525,251

                                     1651

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
UNITED KINGDOM -- (Continued)
    Kingfisher P.L.C..................................   287,824 $1,621,307
    Ladbrokes P.L.C...................................   357,091    634,431
    Laird P.L.C.......................................    79,189    486,902
*   Lamprell P.L.C....................................    62,935    143,138
    Lancashire Holdings, Ltd..........................    42,818    430,757
    Laura Ashley Holdings P.L.C.......................    51,893     22,693
    Lavendon Group P.L.C..............................    42,045    119,799
    Legal & General Group P.L.C.......................   544,931  2,216,355
*   Liberty Global P.L.C. Class A.....................     2,572    134,905
*   Liberty Global P.L.C. Series C....................     6,344    311,766
*   Liberty Global P.L.C. LiLAC Class A...............       129      5,498
*   Liberty Global P.L.C. LiLAC Class C...............       317     13,498
    Lloyds Banking Group P.L.C........................ 4,156,489  5,412,618
    Lloyds Banking Group P.L.C. ADR...................   628,895  3,307,988
    London Stock Exchange Group P.L.C.................    45,388  1,846,287
*   Lonmin P.L.C......................................   119,337     97,004
    Lookers P.L.C.....................................    55,804    141,106
    Low & Bonar P.L.C.................................    44,867     49,639
    Man Group P.L.C...................................   461,210  1,169,494
    Management Consulting Group P.L.C.................    25,041      6,169
    Marks & Spencer Group P.L.C.......................   181,594  1,541,345
    Marshalls P.L.C...................................    34,860    174,043
    Marston's P.L.C...................................   193,686    471,688
    McBride P.L.C.....................................    42,318     79,344
    Mears Group P.L.C.................................    23,736    144,638
    Meggitt P.L.C.....................................   230,927  1,673,355
    Melrose Industries P.L.C..........................   230,603    994,878
    Merlin Entertainments P.L.C.......................     3,133     20,291
    Michael Page International P.L.C..................    56,034    479,008
    Micro Focus International P.L.C...................    36,142    788,296
    Millennium & Copthorne Hotels P.L.C...............    57,751    502,796
*   Mitchells & Butlers P.L.C.........................    69,621    410,651
    Mitie Group P.L.C.................................   161,786    812,772
    Mondi P.L.C.......................................    89,689  2,153,002
    Moneysupermarket.com Group P.L.C..................    91,578    418,779
    Morgan Advanced Materials P.L.C...................   125,068    692,233
    Morgan Sindall Group P.L.C........................    10,734    135,968
*   Mothercare P.L.C..................................    36,316    153,620
    N Brown Group P.L.C...............................    29,289    145,190
    National Express Group P.L.C......................   133,590    631,217
    National Grid P.L.C...............................     3,445     45,849
    National Grid P.L.C. Sponsored ADR................    19,273  1,283,967
    NCC Group P.L.C...................................     7,782     28,571
    Next P.L.C........................................    12,985  1,619,875
    Northgate P.L.C...................................    39,666    339,054
    Novae Group P.L.C.................................     3,480     39,398
*   Ocado Group P.L.C.................................    25,424    157,117
    Old Mutual P.L.C..................................   604,129  1,997,972
    Oxford Instruments P.L.C..........................    10,980    156,652
    Pace P.L.C........................................   151,002    855,711
    PayPoint P.L.C....................................     4,568     71,342
    Pearson P.L.C.....................................     3,121     58,569

                                     1652

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    Pearson P.L.C. Sponsored ADR......................  67,350 $1,256,751
    Pendragon P.L.C................................... 223,487    135,384
    Pennon Group P.L.C................................  77,208    982,807
    Persimmon P.L.C...................................  70,407  2,246,694
*   Petra Diamonds, Ltd...............................  97,529    228,757
    Petrofac, Ltd.....................................  83,988  1,150,440
*   Petropavlovsk P.L.C............................... 787,495     73,538
    Pets at Home Group P.L.C..........................  22,764    102,683
    Phoenix Group Holdings............................  82,703  1,099,709
    Photo-Me International P.L.C......................  46,648    110,819
    Playtech P.L.C....................................  24,181    341,863
    Premier Farnell P.L.C............................. 110,768    234,603
*   Premier Foods P.L.C............................... 236,107    145,243
*   Premier Oil P.L.C................................. 126,042    262,757
    Provident Financial P.L.C.........................   8,011    371,038
    Prudential P.L.C..................................  55,523  1,306,202
    Prudential P.L.C. ADR.............................  23,605  1,115,572
*   Punch Taverns P.L.C...............................   7,917     16,385
    PZ Cussons P.L.C..................................  42,888    231,901
    QinetiQ Group P.L.C............................... 229,274    847,896
*   Quintain Estates & Development P.L.C.............. 216,555    445,000
    Randgold Resources, Ltd...........................  11,083    668,594
    Rank Group P.L.C..................................   8,385     32,028
*   Raven Russia, Ltd.................................  29,564     24,369
    Reckitt Benckiser Group P.L.C.....................  15,321  1,469,256
    Redrow P.L.C......................................  69,547    505,313
    Regus P.L.C....................................... 229,183  1,005,198
    RELX P.L.C........................................  19,573    341,332
    RELX P.L.C. Sponsored ADR.........................  24,440    427,456
    Renishaw P.L.C....................................   9,502    309,825
*   Renold P.L.C......................................   4,231      5,078
    Rentokil Initial P.L.C............................ 393,216    902,810
    Restaurant Group P.L.C. (The).....................  53,137    559,213
    Rexam P.L.C....................................... 225,845  1,960,264
    Ricardo P.L.C.....................................  11,315    158,975
    Rightmove P.L.C...................................  21,562  1,225,155
    Rio Tinto P.L.C...................................  18,769    726,006
#   Rio Tinto P.L.C. Sponsored ADR.................... 113,260  4,374,101
    RM P.L.C..........................................  10,751     28,535
    Robert Walters P.L.C..............................  18,804    132,766
    Rolls-Royce Holdings P.L.C........................ 204,344  2,528,908
    Rotork P.L.C...................................... 196,040    654,445
*   Royal Bank of Scotland Group P.L.C................ 102,482    546,586
*   Royal Bank of Scotland Group P.L.C. Sponsored
      ADR.............................................  19,222    204,907
    Royal Dutch Shell P.L.C.(B03MLX2).................   6,989    200,328
    Royal Dutch Shell P.L.C.(B03MM40).................  35,290  1,021,824
    Royal Dutch Shell P.L.C. ADR(B03MM73)............. 149,242  8,678,422
    Royal Dutch Shell P.L.C. ADR(780259206)...........  64,656  3,716,427
    Royal Mail P.L.C.................................. 122,686    966,525
    RPC Group P.L.C...................................  81,918    869,689
    RPS Group P.L.C...................................  56,373    188,133
    RSA Insurance Group P.L.C......................... 254,379  2,040,193

                                     1653

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
UNITED KINGDOM -- (Continued)
    SABMiller P.L.C...................................  24,523 $1,286,000
    Sage Group P.L.C. (The)........................... 217,428  1,767,062
    Savills P.L.C.....................................  50,355    769,421
    Schroders P.L.C.(0239581).........................   8,691    330,087
    Schroders P.L.C.(0240549).........................  10,666    525,519
    SDL P.L.C.........................................  13,719     85,844
    Senior P.L.C...................................... 141,014    639,672
    Sepura P.L.C......................................   3,814      9,276
    Serco Group P.L.C.................................  42,024     84,473
*   Severfield P.L.C..................................  55,690     62,642
    Severn Trent P.L.C................................  28,147    967,707
    Shanks Group P.L.C................................ 157,113    244,207
    Shire P.L.C.(B2QKY05).............................  16,942  1,506,079
    Shire P.L.C.(B39JBM7).............................   3,900  1,040,559
    SIG P.L.C......................................... 150,301    490,005
    Sky P.L.C.........................................  33,203    590,259
    Sky P.L.C. Sponsored ADR..........................   4,853    345,728
*   Skyepharma P.L.C..................................   1,283      5,606
    Smith & Nephew P.L.C..............................  22,900    425,611
    Smith & Nephew P.L.C. Sponsored ADR...............  18,108    670,159
    Smiths Group P.L.C................................  73,452  1,292,574
    Soco International P.L.C..........................  61,026    150,370
    Spectris P.L.C....................................  45,266  1,378,831
    Speedy Hire P.L.C................................. 108,594     87,648
    Spirax-Sarco Engineering P.L.C....................  20,262  1,048,897
    Spirent Communications P.L.C......................  63,612     92,781
*   Sports Direct International P.L.C.................  38,350    473,624
    SSE P.L.C.........................................  95,073  2,248,687
    St Ives P.L.C.....................................  14,743     40,845
    St James's Place P.L.C............................ 125,210  1,910,431
    ST Modwen Properties P.L.C........................  55,597    413,220
    Stagecoach Group P.L.C............................ 100,526    613,124
    Standard Chartered P.L.C.......................... 161,589  2,470,778
    Standard Life P.L.C............................... 265,617  1,881,033
    Sthree P.L.C......................................  10,289     62,540
    Stobart Group, Ltd................................  27,073     46,575
*   SuperGroup P.L.C..................................  16,966    383,411
    Synergy Health P.L.C..............................  16,889    459,122
    Synthomer P.L.C...................................  82,043    411,345
    TalkTalk Telecom Group P.L.C...................... 122,081    573,912
    Tate & Lyle P.L.C................................. 183,801  1,562,283
    Taylor Wimpey P.L.C............................... 746,436  2,262,337
    Ted Baker P.L.C...................................   3,365    169,270
    Telecity Group P.L.C..............................  74,598  1,273,051
    Telecom Plus P.L.C................................   9,064    171,689
    Tesco P.L.C....................................... 974,890  3,278,495
*   Thomas Cook Group P.L.C........................... 503,623    941,352
    Topps Tiles P.L.C.................................  17,420     41,911
    Travis Perkins P.L.C..............................  62,098  2,177,389
    Trifast P.L.C.....................................   8,295     16,255
    Trinity Mirror P.L.C.............................. 124,559    258,529
    TT electronics P.L.C..............................  46,202    107,056
    TUI AG(5666292)...................................  63,010  1,077,390

                                     1654

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE++
                                                       ------- --------------
UNITED KINGDOM -- (Continued)
    TUI AG(B11LJN4)...................................  41,904 $      719,809
    Tullett Prebon P.L.C..............................  58,399        369,121
    Tullow Oil P.L.C..................................  57,288        219,056
    UBM P.L.C.........................................  96,263        797,972
    UDG Healthcare P.L.C..............................  68,807        538,964
    Ultra Electronics Holdings P.L.C..................  25,532        694,812
    Unilever P.L.C....................................   9,090        412,322
    Unilever P.L.C. Sponsored ADR.....................  23,312      1,056,733
    UNITE Group P.L.C. (The)..........................  63,696        627,168
    United Utilities Group P.L.C......................  87,349      1,215,071
    United Utilities Group P.L.C. ADR.................     154          4,278
    UTV Media P.L.C...................................  16,663         40,324
*   Vectura Group P.L.C...............................  62,389        174,733
#   Vedanta Resources P.L.C...........................  30,773        191,446
    Vesuvius P.L.C....................................  67,651        431,489
    Victrex P.L.C.....................................  29,981        905,335
    Vitec Group P.L.C. (The)..........................   9,130         92,589
    Vodafone Group P.L.C.............................. 187,070        708,622
    Vodafone Group P.L.C. Sponsored ADR............... 137,812      5,206,555
*   Volex P.L.C.......................................   1,437          1,954
    Weir Group P.L.C. (The)...........................  39,259        942,624
    WH Smith P.L.C....................................  26,244        647,159
    Whitbread P.L.C...................................  31,532      2,552,947
    William Hill P.L.C................................ 298,916      1,888,563
    Wilmington Group P.L.C............................   2,776         11,346
*   Wincanton P.L.C...................................  14,780         43,005
    WM Morrison Supermarkets P.L.C.................... 908,403      2,585,055
    Wolseley P.L.C....................................  36,508      2,423,988
    Wolseley P.L.C. ADR...............................     925          6,208
    WPP P.L.C.........................................   5,574        128,067
    WPP P.L.C. Sponsored ADR..........................  17,868      2,057,321
    WS Atkins P.L.C...................................  25,453        623,930
    Xaar P.L.C........................................  10,163         82,298
    Xchanging P.L.C...................................  61,017         92,667
                                                               --------------
TOTAL UNITED KINGDOM..................................            324,728,301
                                                               --------------
UNITED STATES -- (0.0%)
*   Golden Ocean Group, Ltd...........................  14,922         57,943
    Ormat Technologies, Inc...........................       1             37
    XL Group P.L.C....................................  29,418      1,118,479
                                                               --------------
TOTAL UNITED STATES...................................              1,176,422
                                                               --------------
TOTAL COMMON STOCKS...................................          2,201,970,184
                                                               --------------
PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.4%)
    AES Tiete SA......................................  25,600        136,824
    Alpargatas SA.....................................  38,507         87,722
    Banco ABC Brasil SA(BYT8JC7)......................   1,541          4,654
    Banco ABC Brasil SA(B23DMP8)......................  39,880        120,434
    Banco Bradesco SA.................................  81,319        647,901
    Banco Bradesco SA ADR............................. 166,382      1,321,070
    Banco Daycoval SA.................................   3,700          9,682

                                     1655

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
BRAZIL -- (Continued)
    Banco do Estado do Rio Grande do Sul SA Class B...  73,294 $  211,708
*   Banco Industrial e Comercial SA...................  13,600     31,220
    Banco Pan SA......................................  66,997     29,938
    Braskem SA Class A................................  14,800     54,204
    Centrais Eletricas Brasileiras SA Class B.........  49,900    124,460
    Centrais Eletricas Santa Catarina.................   2,600     10,449
    Cia Brasileira de Distribuicao....................   2,800     61,333
    Cia de Gas de Sao Paulo--COMGAS Class A...........   5,100     61,636
    Cia de Saneamento do Parana.......................     200        245
    Cia de Transmissao de Energia Eletrica Paulista...   9,749    117,992
    Cia Energetica de Minas Gerais....................  91,937    253,475
    Cia Energetica de Sao Paulo Class B...............  23,000    128,504
    Cia Energetica do Ceara Class A...................   2,332     27,216
    Cia Ferro Ligas da Bahia--Ferbasa.................  11,500     27,138
    Cia Paranaense de Energia.........................  10,805    111,334
*   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA........................................  21,846     96,407
    Eucatex SA Industria e Comercio...................   4,600      4,366
*   Gol Linhas Aereas Inteligentes SA.................  18,600     30,856
    Itau Unibanco Holding SA.......................... 283,448  2,490,141
    Itau Unibanco Holding SA ADR......................  19,858    172,367
    Lojas Americanas SA...............................  72,960    367,362
    Marcopolo SA...................................... 135,600     91,088
*   Oi SA.............................................   1,952      2,760
    Parana Banco SA...................................  12,000     33,295
*   Petroleo Brasileiro SA............................ 125,663    385,362
*   Petroleo Brasileiro SA Sponsored ADR..............  72,469    445,684
    Randon Participacoes SA...........................  52,300     48,879
    Saraiva SA Livreiros Editores.....................   6,900      8,686
    Suzano Papel e Celulose SA Class A................  85,325    418,408
    Telefonica Brasil SA..............................   2,600     34,270
    Usinas Siderurgicas de Minas Gerais SA Class A.... 134,805    154,729
    Vale SA...........................................  50,700    216,929
    Vale SA Sponsored ADR.............................  86,705    371,964
                                                               ----------
TOTAL BRAZIL..........................................          8,952,692
                                                               ----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B...................  17,884     50,546
                                                               ----------
COLOMBIA -- (0.0%)
*   Avianca Holdings SA...............................  56,456     61,161
    Banco Davivienda SA...............................   8,438     77,583
    Grupo Aval Acciones y Valores SA..................  34,933     15,040
    Grupo de Inversiones Suramericana SA..............   5,468     69,489
                                                               ----------
TOTAL COLOMBIA........................................            223,273
                                                               ----------
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG.......................   4,400    344,393
    Biotest AG........................................     828     23,303
    Draegerwerk AG & Co. KGaA.........................   1,355    135,750
    Fuchs Petrolub SE.................................   6,510    282,914
    Henkel AG & Co. KGaA..............................   2,252    266,965
    Jungheinrich AG...................................   4,590    323,591
    Porsche Automobil Holding SE......................  12,843    967,988

                                     1656

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
GERMANY -- (Continued)
    Sartorius AG......................................    646 $   139,080
    Sixt SE...........................................  5,917     213,228
    STO SE & Co. KGaA.................................    467      72,831
    Villeroy & Boch AG................................  1,995      31,168
    Volkswagen AG..................................... 18,237   3,657,852
                                                              -----------
TOTAL GERMANY.........................................          6,459,063
                                                              -----------
ITALY -- (0.0%)
*   Intek Group SpA...................................     --          --
                                                              -----------
TOTAL PREFERRED STOCKS................................         15,685,574
                                                              -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Austin Engineering Rights 08/10/15................  7,586          55
*   Duet Group, Ltd. Rights 08/10/15.................. 72,128          --
                                                              -----------
TOTAL AUSTRALIA.......................................                 55
                                                              -----------
AUSTRIA -- (0.0%)
*   Intercell AG Rights...............................  4,255          --
                                                              -----------
BRAZIL -- (0.0%)
*   Cyrela Commercial Properties SA Empreendimentos e
      Participacoes Rights 08/28/15...................    133           1
*   Gol Linhas Aereas Inteligentes SA Rights
      08/14/15........................................  4,231          12
                                                              -----------
TOTAL BRAZIL..........................................                 13
                                                              -----------
CANADA -- (0.0%)
*   Imperial Metals Corp. Rights 08/20/15.............  9,500         145
                                                              -----------
CHINA -- (0.0%)
*   Ju Teng International Holdings, Ltd. Warrants
      10/14/16........................................ 34,250       1,988
                                                              -----------
FRANCE -- (0.0%)
*   Euro Disney SCA Rights 05/06/15(BVL80R6)..........  2,831         373
*   Euro Disney SCA Rights 05/06/15(BVZHYB1).......... 28,310          --
                                                              -----------
TOTAL FRANCE..........................................                373
                                                              -----------
HONG KONG -- (0.0%)
*   International Standard Resources Holdings, Ltd.
      Warrants 11/27/15...............................     --          --
*   Miramar Hotel and Investment Warrants 01/19/18....  1,800         430
                                                              -----------
TOTAL HONG KONG.......................................                430
                                                              -----------
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants
      07/10/17........................................ 52,166         239
                                                              -----------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants
      11/06/19........................................ 17,133       1,837
*   Matrix Concept Holdings Bhd Warrants 07/20/20.....  7,400       1,132

                                     1657

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
MALAYSIA -- (Continued)
                                                                 --------------
TOTAL MALAYSIA........................................                    2,969
                                                                 --------------
SOUTH AFRICA -- (0.0%)
*     Adcock Ingram Holdings, Ltd. Warrants 07/26/19..     1,510            895
                                                                 --------------
SOUTH KOREA -- (0.0%)
#*    Meritz Securities Co., Ltd. Rights 08/21/15.....    19,573         26,429
                                                                 --------------
TAIWAN -- (0.0%)
*     Achem Technology Corp. Rights 08/03/15..........     2,901             14
*     Excelsior Medical Co., Ltd. Rights 08/14/15.....     2,200            188
*     First Financial Holdings, Ltd. Rights 09/11/15..   117,822          8,583
      Ruentex Development Co., Ltd....................    16,036            610
                                                                 --------------
TOTAL TAIWAN..........................................                    9,395
                                                                 --------------
THAILAND -- (0.0%)
*     Grand Canal Land PCL Warrants 06/29/18..........    10,220            580
*     Italian-Thai Development PCL Warrants 05/13/19..   143,971          6,740
*     Loxley PCL Warrants 09/30/17....................     3,319            122
*     Precious Shipping PCL Warrants 06/15/18.........     8,250            773
*     Raimon Land PCL Warrants 06/14/18...............   119,375            745
*     Samart Corp. PCL Warrants 02/19/18..............    31,840          1,780
*     Vibhavadi Medical Center PCL Warrants 06/14/20..   119,667          2,750
                                                                 --------------
TOTAL THAILAND........................................                   13,490
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                   56,421
                                                                 --------------
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%.............................. 1,014,412          1,993
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund.................. 4,584,623     53,044,093
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,977,573,583)^^.............................           $2,270,758,265
                                                                 ==============

                                     1658

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia.................... $  2,589,743 $ 99,050,308   --    $101,640,051
   Austria......................           --    8,375,426   --       8,375,426
   Belgium......................    2,656,346   26,166,292   --      28,822,638
   Brazil.......................   25,573,094           --   --      25,573,094
   Canada.......................  128,492,003        5,716   --     128,497,719
   Chile........................    1,937,925    4,085,149   --       6,023,074
   China........................   12,171,468  110,571,898   --     122,743,366
   Colombia.....................    1,516,564           --   --       1,516,564
   Czech Republic...............           --      641,120   --         641,120
   Denmark......................    1,227,547   27,154,005   --      28,381,552
   Egypt........................       30,146      135,906   --         166,052
   Finland......................       53,277   28,405,420   --      28,458,697
   France.......................    9,464,645  116,307,501   --     125,772,146
   Germany......................    6,538,671  104,318,463   --     110,857,134
   Greece.......................           --    1,832,828   --       1,832,828
   Hong Kong....................    2,074,533   49,365,041   --      51,439,574
   Hungary......................       30,144    1,250,771   --       1,280,915
   India........................    2,241,292   47,791,377   --      50,032,669
   Indonesia....................      281,044   12,037,925   --      12,318,969
   Ireland......................    1,834,572    8,269,004   --      10,103,576
   Israel.......................    5,339,692    8,173,722   --      13,513,414
   Italy........................    2,239,195   43,724,052   --      45,963,247
   Japan........................   16,754,361  369,654,656   --     386,409,017
   Malaysia.....................        6,782   17,209,407   --      17,216,189
   Mexico.......................   22,026,813            9   --      22,026,822
   Netherlands..................   10,470,263   34,989,673   --      45,459,936
   New Zealand..................       20,492    6,752,981   --       6,773,473
   Norway.......................    1,512,008   12,185,439   --      13,697,447
   Peru.........................      521,833           --   --         521,833
   Philippines..................       64,350    8,104,275   --       8,168,625
   Poland.......................           --    8,942,867   --       8,942,867
   Portugal.....................           --    4,958,413   --       4,958,413
   Russia.......................      187,756    5,602,495   --       5,790,251
   Singapore....................           --   21,280,720   --      21,280,720
   South Africa.................    3,688,572   35,621,027   --      39,309,599
   South Korea..................    5,021,940   76,844,274   --      81,866,214
   Spain........................    4,865,193   37,457,379   --      42,322,572
   Sweden.......................    1,036,265   50,729,507   --      51,765,772
   Switzerland..................   21,818,237   97,902,334   --     119,720,571
   Taiwan.......................    2,945,922   71,211,440   --      74,157,362
   Thailand.....................   13,397,650           --   --      13,397,650
   Turkey.......................      105,122    8,221,181   --       8,326,303
   United Kingdom...............   70,293,858  254,434,443   --     324,728,301
   United States................    1,118,479       57,943   --       1,176,422
Preferred Stocks
   Brazil.......................    8,952,692           --   --       8,952,692
   Chile........................           --       50,546   --          50,546
   Colombia.....................      223,273           --   --         223,273
   Germany......................           --    6,459,063   --       6,459,063
   Italy........................           --           --   --              --
Rights/Warrants
   Australia....................           --           55   --              55
   Austria......................           --           --   --              --
   Brazil.......................           --           13   --              13

                                     1659

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

   Canada.......................           --            145 --             145
   China........................           --          1,988 --           1,988
   France.......................           --            373 --             373
   Hong Kong....................           --            430 --             430
   Indonesia....................           --            239 --             239
   Malaysia.....................           --          2,969 --           2,969
   South Africa.................           --            895 --             895
   South Korea..................           --         26,429 --          26,429
   Taiwan.......................          610          8,785 --           9,395
   Thailand.....................          773         12,717 --          13,490
Bonds
   India........................           --          1,993 --           1,993
Securities Lending Collateral...           --     53,044,093 --      53,044,093
                                 ------------ -------------- --  --------------
TOTAL........................... $391,325,145 $1,879,433,120 --  $2,270,758,265
                                 ============ ============== ==  ==============

                                     1660

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company......................................... $66,398,270
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $58,686,634)^^......................................... $66,398,270
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1661

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                              SHARES  VALUE+
                                                              ------ --------
COMMON STOCKS -- (83.1%)
Consumer Discretionary -- (11.7%)
*          1-800-Flowers.com, Inc. Class A...................  4,717 $ 46,934
           A. H. Belo Corp. Class A..........................  5,125   26,394
           Aaron's, Inc......................................  9,873  365,104
#          Abercrombie & Fitch Co. Class A...................  9,449  189,830
*          Ambassadors Group, Inc............................    113      262
           AMC Entertainment Holdings, Inc. Class A..........    365   11,771
#          American Eagle Outfitters, Inc.................... 26,500  470,375
*          American Public Education, Inc....................  2,434   62,968
*          Apollo Education Group, Inc. Class A..............  2,226   28,515
           Arctic Cat, Inc...................................  1,934   55,332
           Ark Restaurants Corp..............................    411   10,008
#*         Ascena Retail Group, Inc..........................  8,787  110,013
*          Ascent Capital Group, Inc. Class A................  1,823   71,152
*          Ballantyne Strong, Inc............................  3,604   16,398
*          Barnes & Noble, Inc............................... 10,830  284,721
           Bassett Furniture Industries, Inc.................  2,400   78,696
           Beasley Broadcast Group, Inc. Class A.............  1,850    8,020
#          bebe stores, Inc.................................. 13,290   24,454
*          Belmond, Ltd. Class A............................. 16,510  199,936
(degrees)  Big 4 Ranch, Inc..................................    300       --
           Big 5 Sporting Goods Corp.........................  2,817   31,015
*          Biglari Holdings, Inc.............................      1      435
#          Bob Evans Farms, Inc..............................    301   15,026
*          Books-A-Million, Inc..............................  2,707    8,717
           Bowl America, Inc. Class A........................    120    1,746
*          Bravo Brio Restaurant Group, Inc..................    405    5,261
*          Bridgepoint Education, Inc........................    866    8,158
*          Build-A-Bear Workshop, Inc........................  2,850   49,732
*          Cable One, Inc....................................    786  326,363
           Caleres, Inc......................................  7,944  262,470
#          Callaway Golf Co.................................. 10,191   93,350
           Canterbury Park Holding Corp......................    332    3,523
*          Career Education Corp............................. 18,900   60,102
*          Carmike Cinemas, Inc..............................  3,296   82,565
#          Carriage Services, Inc............................  3,885   93,357
*          Carrols Restaurant Group, Inc.....................  5,283   58,219
           Cato Corp. (The) Class A..........................  3,396  130,440
*          Cavco Industries, Inc.............................  1,269   92,739
#*         Central European Media Enterprises, Ltd. Class A..  7,129   17,110
*          Charles & Colvard, Ltd............................    863    1,243
#          Chico's FAS, Inc.................................. 21,621  329,072
           Children's Place, Inc. (The)......................  2,868  166,057
#*         Christopher & Banks Corp..........................    100      323
           Churchill Downs, Inc..............................  2,577  348,050
*          Citi Trends, Inc..................................  3,458   82,335
*          Coast Distribution System, Inc. (The).............    800    4,376
#*         Conn's, Inc.......................................    100    3,452
           Cooper Tire & Rubber Co...........................  8,479  279,213
#*         Cooper-Standard Holding, Inc......................    224   14,403
           Core-Mark Holding Co., Inc........................  4,216  268,011
#*         Crocs, Inc........................................ 10,461  164,552

                                     1662

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
    CSS Industries, Inc...............................  2,542 $ 72,167
    Culp, Inc.........................................  1,384   41,866
#*  Cumulus Media, Inc. Class A....................... 27,627   45,585
    Darden Restaurants, Inc...........................  1,365  100,682
*   Del Frisco's Restaurant Group, Inc................  3,119   49,748
*   Delta Apparel, Inc................................  1,640   20,156
#*  Destination XL Group, Inc.........................  4,837   23,653
#   DeVry Education Group, Inc........................  2,120   64,406
    Dillard's, Inc. Class A...........................  6,315  643,372
#*  Dixie Group, Inc. (The)...........................  3,300   32,373
    Dover Motorsports, Inc............................  3,360    7,896
    DSW, Inc. Class A.................................  5,476  178,080
*   Eldorado Resorts, Inc.............................  1,650   13,943
#   Emerson Radio Corp................................  2,934    3,697
#*  Entercom Communications Corp. Class A.............  3,172   33,401
#   Escalade, Inc.....................................    794   13,704
#   Ethan Allen Interiors, Inc........................  3,751  113,243
    EW Scripps Co. (The) Class A...................... 12,533  275,350
*   Express, Inc...................................... 11,527  219,474
*   Federal-Mogul Holdings Corp....................... 11,550  129,360
    Finish Line, Inc. (The) Class A...................  6,374  175,221
    Flexsteel Industries, Inc.........................    745   29,740
#   Fred's, Inc. Class A..............................  4,416   79,665
    Frisch's Restaurants, Inc.........................    439   14,794
#*  FTD Cos., Inc.....................................  2,748   80,049
#*  Fuel Systems Solutions, Inc.......................  5,203   32,363
*   G-III Apparel Group, Ltd..........................  2,170  156,739
#   GameStop Corp. Class A............................ 15,285  700,817
*   Gaming Partners International Corp................    300    3,015
*   Gannett Co., Inc.................................. 10,686  135,178
*   Genesco, Inc......................................  3,264  211,148
    Goodyear Tire & Rubber Co. (The).................. 30,855  929,661
    Graham Holdings Co. Class B.......................    786  541,994
*   Gray Television, Inc.............................. 13,862  234,129
*   Gray Television, Inc. Class A.....................    700   10,129
    Group 1 Automotive, Inc...........................  4,085  396,122
#   Guess?, Inc.......................................  1,598   34,980
    Harte-Hanks, Inc.................................. 10,685   50,113
    Haverty Furniture Cos., Inc.......................  4,453   98,768
*   Helen of Troy, Ltd................................  6,044  530,542
*   Here Media, Inc...................................    340       --
*   Here Media, Inc. Special Shares...................    340       --
#*  hhgregg, Inc......................................  1,188    3,980
    Hooker Furniture Corp.............................  2,723   67,939
*   Horizon Global Corp...............................  2,462   30,824
*   Houghton Mifflin Harcourt Co...................... 12,648  330,492
#*  Iconix Brand Group, Inc...........................  9,450  205,348
    International Speedway Corp. Class A..............  4,822  165,250
    Interval Leisure Group, Inc.......................    121    2,580
*   Intrawest Resorts Holdings, Inc...................    899    8,963
*   Isle of Capri Casinos, Inc........................    260    4,742
#*  JAKKS Pacific, Inc................................    539    5,309
    John Wiley & Sons, Inc. Class A...................  2,413  127,913

                                     1663

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Consumer Discretionary -- (Continued)
    Johnson Outdoors, Inc. Class A....................  2,148 $ 45,323
    Journal Media Group, Inc..........................  4,325   34,989
*   K12, Inc..........................................  2,841   37,473
    Kirkland's, Inc...................................  2,014   54,942
    La-Z-Boy, Inc.....................................  6,974  177,140
*   Lakeland Industries, Inc..........................  1,020   10,710
*   LeapFrog Enterprises, Inc.........................  1,741    1,634
    Lear Corp.........................................  5,650  587,995
*   Liberty TripAdvisor Holdings, Inc. Class A........  6,756  197,883
*   Liberty Ventures Series A......................... 17,951  744,607
    Lifetime Brands, Inc..............................  3,674   53,420
*   Live Nation Entertainment, Inc....................  7,796  204,411
*   Luby's, Inc.......................................  7,944   38,528
*   M/I Homes, Inc....................................  3,643   91,366
*   Madison Square Garden Co. (The) Class A...........  8,863  739,174
    Marcus Corp. (The)................................  4,060   85,098
*   MarineMax, Inc....................................  6,180  111,611
    Marriott Vacations Worldwide Corp.................  5,333  445,839
*   McClatchy Co. (The) Class A.......................  4,850    3,929
#   MDC Holdings, Inc.................................  6,580  196,479
#*  Media General, Inc................................  9,338  148,194
    Men's Wearhouse, Inc. (The)....................... 10,379  617,758
#   Meredith Corp.....................................  5,832  279,469
*   Meritage Homes Corp...............................  5,388  242,999
*   Modine Manufacturing Co........................... 11,652  118,035
*   Monarch Casino & Resort, Inc......................  2,145   39,918
*   Motorcar Parts of America, Inc....................  2,230   66,075
    Movado Group, Inc.................................  3,584   90,783
*   Murphy USA, Inc...................................  3,374  184,760
    NACCO Industries, Inc. Class A....................    780   39,601
#   New York Times Co. (The) Class A.................. 14,998  198,274
*   Office Depot, Inc.................................  1,231    9,848
    Penske Automotive Group, Inc...................... 12,950  699,300
*   Pep Boys-Manny, Moe & Jack (The).................. 10,862  128,715
*   Perry Ellis International, Inc....................  3,443   82,942
*   Pinnacle Entertainment, Inc.......................  1,911   73,573
    PulteGroup, Inc...................................  2,653   54,970
*   Radio One, Inc. Class D...........................  3,383    8,255
*   RCI Hospitality Holdings, Inc.....................  2,700   30,132
#*  Reading International, Inc. Class A...............  1,086   12,793
*   Red Lion Hotels Corp..............................  4,230   34,432
*   Regis Corp........................................ 11,475  167,879
    Remy International, Inc...........................  1,518   44,933
    Rent-A-Center, Inc................................  8,734  233,984
    Rocky Brands, Inc.................................  1,900   34,504
*   Ruby Tuesday, Inc................................. 13,057   95,838
#   Ryland Group, Inc. (The)..........................  6,358  289,098
#   Saga Communications, Inc. Class A.................  1,966   79,623
    Salem Media Group, Inc. Class A...................  4,900   31,507
    Scholastic Corp...................................  5,376  231,652
#   SeaWorld Entertainment, Inc.......................  8,152  141,356
    Service Corp. International....................... 28,641  873,837
*   Shiloh Industries, Inc............................  5,891   66,450

                                     1664

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Discretionary -- (Continued)
    Shoe Carnival, Inc................................  4,498 $   127,338
*   Shutterfly, Inc...................................  5,172     223,689
#*  Sizmek, Inc.......................................  7,844      60,869
*   Skechers U.S.A., Inc. Class A.....................  2,112     317,750
*   Skullcandy, Inc...................................  6,409      46,850
*   Skyline Corp......................................  1,691       5,530
    Sonic Automotive, Inc. Class A....................  5,134     119,571
*   Spanish Broadcasting System, Inc. Class A.........     78         538
    Spartan Motors, Inc...............................  7,754      34,428
    Speedway Motorsports, Inc.........................  9,146     191,609
    Stage Stores, Inc.................................  5,727     100,795
    Standard Motor Products, Inc......................  5,046     184,532
#*  Standard Pacific Corp............................. 38,857     349,324
*   Stanley Furniture Co., Inc........................  3,305      10,113
    Stein Mart, Inc...................................    700       7,133
*   Steiner Leisure, Ltd..............................    878      50,661
*   Stoneridge, Inc...................................  4,661      56,724
    Superior Industries International, Inc............  5,152      87,172
    Superior Uniform Group, Inc.......................  4,590      88,266
    Sypris Solutions, Inc.............................  6,800       8,500
*   Systemax, Inc.....................................  2,377      16,211
*   Tandy Leather Factory, Inc........................  2,694      22,845
    TEGNA, Inc........................................ 21,373     622,595
    Thor Industries, Inc..............................  4,001     223,576
*   Tilly's, Inc. Class A.............................    892       8,073
    Time, Inc......................................... 13,629     304,199
*   Trans World Entertainment Corp....................  8,600      30,272
#*  TRI Pointe Group, Inc............................. 13,353     197,624
#*  Tumi Holdings, Inc................................  5,238     100,831
*   Unifi, Inc........................................  4,207     129,828
*   Universal Electronics, Inc........................  2,087     108,190
    Universal Technical Institute, Inc................  1,400       8,918
#*  Vista Outdoor, Inc................................  8,657     408,351
*   Vitamin Shoppe, Inc...............................  4,111     151,120
#*  VOXX International Corp...........................  4,853      38,824
#   Wendy's Co. (The)................................. 75,800     777,708
*   West Marine, Inc..................................  6,279      57,013
#   Weyco Group, Inc..................................    493      14,228
#*  William Lyon Homes Class A........................  3,188      76,066
#   Wolverine World Wide, Inc......................... 14,083     412,914
*   Zagg, Inc.........................................  4,307      33,465
#*  Zumiez, Inc.......................................  3,631      94,769
                                                              -----------
Total Consumer Discretionary..........................         27,766,011
                                                              -----------
Consumer Staples -- (2.8%)
#   Alico, Inc........................................  1,067      47,823
*   Alliance One International, Inc...................  1,736      39,234
    Andersons, Inc. (The).............................  5,344     199,331
#   Cal-Maine Foods, Inc..............................  3,688     199,742
#   Casey's General Stores, Inc.......................    412      42,113
*   CCA Industries, Inc...............................    400       1,008
*   Central Garden & Pet Co...........................  2,954      27,147
*   Central Garden & Pet Co. Class A..................  8,305      83,714

                                     1665

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Staples -- (Continued)
#   Coca-Cola Bottling Co. Consolidated...............    774 $  125,388
#*  Craft Brew Alliance, Inc..........................  3,112     32,147
*   Darling Ingredients, Inc.......................... 23,019    295,794
#   Dean Foods Co..................................... 12,930    230,154
*   Diamond Foods, Inc................................  3,839    124,038
*   Energizer Holdings, Inc...........................    152      5,854
    Fresh Del Monte Produce, Inc...................... 11,335    447,959
    Golden Enterprises, Inc...........................    678      2,834
*   HRG Group, Inc.................................... 16,123    229,753
    Ingles Markets, Inc. Class A......................  3,056    141,432
    Ingredion, Inc.................................... 10,348    912,694
    Inter Parfums, Inc................................  3,439    104,511
    John B. Sanfilippo & Son, Inc.....................  1,551     80,636
*   Landec Corp.......................................  5,544     74,012
    Limoneira Co......................................  1,546     31,832
*   Mannatech, Inc....................................    682     11,799
    MGP Ingredients, Inc..............................  3,567     52,685
*   Nutraceutical International Corp..................  2,600     62,842
    Oil-Dri Corp. of America..........................    882     23,161
*   Omega Protein Corp................................  5,772     82,078
#   Orchids Paper Products Co.........................    795     20,066
    Pinnacle Foods, Inc............................... 16,630    747,518
#*  Post Holdings, Inc................................  7,720    414,873
#   Sanderson Farms, Inc..............................  3,077    221,575
*   Seaboard Corp.....................................    170    590,750
#*  Seneca Foods Corp. Class A........................  1,129     32,955
    Snyder's-Lance, Inc...............................  5,517    179,413
    SpartanNash Co....................................  7,655    246,568
#   Universal Corp....................................  3,119    177,939
    Village Super Market, Inc. Class A................  1,226     35,162
    Weis Markets, Inc.................................  4,850    204,524
                                                              ----------
Total Consumer Staples................................         6,583,058
                                                              ----------
Energy -- (6.6%)
*   Abraxas Petroleum Corp............................  4,857      9,131
    Adams Resources & Energy, Inc.....................    489     23,360
#   Alon USA Energy, Inc..............................  9,675    180,052
#   Atwood Oceanics, Inc..............................  8,645    179,816
*   Barnwell Industries, Inc..........................    480      1,123
#*  Basic Energy Services, Inc........................  8,584     51,847
#*  Bill Barrett Corp.................................  4,418     25,094
#*  Bonanza Creek Energy, Inc.........................  6,197     48,399
#   Bristow Group, Inc................................  4,846    218,312
#*  C&J Energy Services, Ltd..........................  6,114     59,000
#   California Resources Corp......................... 31,228    132,094
#*  Callon Petroleum Co............................... 11,706     76,557
#*  Carrizo Oil & Gas, Inc............................  7,261    276,862
#*  Clayton Williams Energy, Inc......................    948     38,185
#*  Cloud Peak Energy, Inc............................  8,161     25,952
#   Comstock Resources, Inc........................... 11,486     14,472
*   Contango Oil & Gas Co.............................  1,493     13,706
#   CVR Energy, Inc...................................  5,195    198,605
*   Dawson Geophysical Co.............................  3,898     16,099

                                     1666

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Energy -- (Continued)
    Delek US Holdings, Inc............................ 12,322 $  439,526
#   Denbury Resources, Inc............................ 38,791    152,837
    DHT Holdings, Inc.................................  7,982     63,457
#   Diamond Offshore Drilling, Inc.................... 17,177    377,035
#*  Dril-Quip, Inc....................................  2,794    163,198
#   Energy XXI, Ltd................................... 15,271     27,030
*   ENGlobal Corp.....................................  2,200      2,684
    EnLink Midstream LLC..............................  9,318    251,120
#*  EP Energy Corp. Class A........................... 13,063    109,337
*   Era Group, Inc....................................  3,499     59,238
    Exterran Holdings, Inc............................ 13,497    334,591
*   Forum Energy Technologies, Inc....................  6,819    104,194
#   GasLog, Ltd.......................................  8,799    136,560
#*  Gastar Exploration, Inc...........................  7,600     12,920
    Green Plains, Inc.................................  7,463    167,544
    Gulf Island Fabrication, Inc......................  2,703     30,841
#   Gulfmark Offshore, Inc. Class A...................  4,796     45,178
*   Gulfport Energy Corp.............................. 14,013    459,066
*   Helix Energy Solutions Group, Inc................. 13,392    112,091
#   Helmerich & Payne, Inc............................ 13,719    792,135
    HollyFrontier Corp................................ 24,542  1,184,397
#*  Hornbeck Offshore Services, Inc...................  5,318     96,788
#*  Jones Energy, Inc. Class A........................  1,078      7,589
#*  Key Energy Services, Inc.......................... 30,092     27,387
#*  Laredo Petroleum Holdings, Inc....................  1,910     16,369
#*  Matador Resources Co.............................. 11,610    255,768
*   Matrix Service Co.................................  3,683     71,377
#*  McDermott International, Inc......................  1,307      5,751
*   Mitcham Industries, Inc...........................  1,387      5,728
    Nabors Industries, Ltd............................ 47,447    550,860
*   Natural Gas Services Group, Inc...................  2,866     57,664
*   Newfield Exploration Co........................... 23,533    771,647
*   Newpark Resources, Inc............................ 16,915    122,295
#   Noble Corp. P.L.C................................. 32,535    388,793
    Noble Energy, Inc.................................  3,155    111,150
#   Nordic American Tankers, Ltd......................    841     12,632
#*  Northern Oil and Gas, Inc.........................  7,771     36,990
#*  Oasis Petroleum, Inc..............................  7,617     73,352
*   Oil States International, Inc.....................  6,500    195,715
#*  Overseas Shipholding Group, Inc...................  2,316      8,338
#*  Pacific Drilling SA............................... 11,342     25,406
    Panhandle Oil and Gas, Inc. Class A...............  1,390     24,770
*   Parker Drilling Co................................ 26,597     67,556
#   Patterson-UTI Energy, Inc......................... 20,511    338,124
#   PBF Energy, Inc. Class A.......................... 11,954    377,388
#*  PDC Energy, Inc...................................  4,525    212,449
#   Peabody Energy Corp............................... 22,803     27,364
#*  Penn Virginia Corp................................ 18,855     25,266
*   PHI, Inc..........................................  2,591     71,848
*   Pioneer Energy Services Corp...................... 12,134     44,410
#   Range Resources Corp..............................  3,836    150,908
*   Renewable Energy Group, Inc.......................  9,690     98,838
#*  REX American Resources Corp.......................  1,792     92,539

                                     1667

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Energy -- (Continued)
#*  Rex Energy Corp...................................  8,678 $    19,439
#*  Rice Energy, Inc..................................  4,040      72,922
*   Ring Energy, Inc..................................  1,059       8,652
#   Rowan Cos. P.L.C. Class A......................... 17,064     294,013
#   RPC, Inc.......................................... 19,413     238,780
#*  RSP Permian, Inc..................................  3,456      85,709
#   Scorpio Tankers, Inc.............................. 24,140     259,264
#*  SEACOR Holdings, Inc..............................  3,900     246,363
#*  Seventy Seven Energy, Inc.........................  4,101      12,795
#   Ship Finance International, Ltd...................  9,581     160,290
    SM Energy Co......................................  9,415     349,014
*   Steel Excel, Inc..................................  3,594      75,258
#*  Stone Energy Corp................................. 10,208      59,104
    Superior Energy Services, Inc..................... 21,007     357,119
#*  Synergy Resources Corp............................ 13,829     134,556
    Teekay Corp.......................................    400      14,324
    Teekay Tankers, Ltd. Class A......................  1,691      12,124
    Tesco Corp........................................  7,002      67,219
    Tesoro Corp.......................................  4,822     469,373
*   TETRA Technologies, Inc........................... 14,556      69,287
#   Tidewater, Inc....................................  6,303     123,098
#*  Triangle Petroleum Corp........................... 11,055      41,014
*   Unit Corp.........................................  7,421     146,416
*   Vaalco Energy, Inc................................  7,136       9,419
#   W&T Offshore, Inc.................................  7,571      28,543
    Western Refining, Inc............................. 13,694     604,727
*   Whiting Petroleum Corp............................ 24,361     499,157
#*  WPX Energy, Inc................................... 24,868     216,352
                                                              -----------
Total Energy..........................................         15,661,035
                                                              -----------
Financials -- (23.0%)
    1st Source Corp...................................  5,890     200,201
    Access National Corp..............................  1,470      28,533
    Alexander & Baldwin, Inc..........................  6,670     251,793
*   Alleghany Corp....................................  2,302   1,119,071
    Allied World Assurance Co. Holdings AG............ 13,878     586,484
*   Ambac Financial Group, Inc........................  5,947      95,390
#   American Equity Investment Life Holding Co........ 10,797     318,943
    American Financial Group, Inc..................... 12,581     867,460
#   American National Bankshares, Inc.................    702      16,623
    American National Insurance Co....................  3,014     322,347
*   American River Bankshares.........................    100       1,007
    Ameris Bancorp....................................  4,313     116,494
    AMERISAFE, Inc....................................  3,060     153,153
    AmeriServ Financial, Inc..........................  6,300      21,168
#*  Arch Capital Group, Ltd........................... 15,705   1,120,709
    Argo Group International Holdings, Ltd............  5,025     283,310
    Arrow Financial Corp..............................    728      20,049
    Aspen Insurance Holdings, Ltd.....................  8,661     416,508
    Associated Banc-Corp.............................. 21,883     431,314
    Assurant, Inc.....................................  9,771     728,917
    Assured Guaranty, Ltd............................. 22,529     551,059
*   Asta Funding, Inc.................................  1,714      14,312

                                     1668

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    Astoria Financial Corp............................ 18,463 $  279,161
*   Atlanticus Holdings Corp..........................  2,898     11,360
#   Auburn National Bancorporation, Inc...............     44      1,180
#*  AV Homes, Inc.....................................  1,654     24,430
    Axis Capital Holdings, Ltd........................ 13,906    800,429
    Baldwin & Lyons, Inc. Class B.....................  2,584     60,259
    Banc of California, Inc...........................  1,000     12,130
    Bancfirst Corp....................................  1,596    101,522
#*  Bancorp, Inc. (The)...............................  4,716     39,379
#   BancorpSouth, Inc................................. 13,353    337,430
    Bank Mutual Corp..................................  7,255     52,744
    Bank of Commerce Holdings.........................  1,233      7,139
    BankFinancial Corp................................  5,035     60,873
    Banner Corp.......................................  3,358    160,042
    Bar Harbor Bankshares.............................    480     16,464
    BBCN Bancorp, Inc................................. 10,501    161,190
*   BBX Capital Corp. Class A.........................    558      8,911
    BCB Bancorp, Inc..................................    994     11,491
*   Bear State Financial, Inc.........................    622      5,691
*   Beneficial Bancorp, Inc...........................  5,240     67,386
    Berkshire Hills Bancorp, Inc......................  6,514    189,557
    BNC Bancorp.......................................  1,860     41,887
#   BOK Financial Corp................................  1,767    117,435
    Boston Private Financial Holdings, Inc............ 11,303    142,192
    Brookline Bancorp, Inc............................ 15,214    171,462
    Bryn Mawr Bank Corp...............................  1,672     48,220
    C&F Financial Corp................................    179      6,802
    Calamos Asset Management, Inc. Class A............  3,248     39,008
    California First National Bancorp.................  1,000     13,520
#   Camden National Corp..............................    773     31,121
#   Cape Bancorp, Inc.................................    439      4,658
*   Capital Bank Financial Corp. Class A..............  4,067    121,888
#   Capital City Bank Group, Inc......................  1,869     28,857
#   Capitol Federal Financial, Inc.................... 19,538    234,847
    Cardinal Financial Corp...........................  6,408    149,691
*   Cascade Bancorp...................................  3,571     18,426
#   Cash America International, Inc...................  3,812    105,707
    Cathay General Bancorp............................ 11,413    366,471
    Centerstate Banks, Inc............................  4,341     60,514
    Central Pacific Financial Corp....................  4,611    107,390
    Century Bancorp, Inc. Class A.....................    134      5,581
    Chemical Financial Corp...........................  5,133    169,132
#   Cincinnati Financial Corp......................... 11,146    615,371
    CIT Group, Inc.................................... 23,383  1,099,936
    Citizens Community Bancorp, Inc...................  2,054     18,712
    Citizens Holding Co...............................    171      3,432
#   City Holding Co...................................  1,230     59,311
#   Clifton Bancorp, Inc..............................  2,340     31,824
    CNB Financial Corp................................    439      7,630
    CNO Financial Group, Inc.......................... 28,026    499,984
#   CoBiz Financial, Inc..............................  6,391     81,741
    Columbia Banking System, Inc......................  7,815    256,254
    Comerica, Inc.....................................    296     14,039

                                     1669

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
#   Community Bank System, Inc........................  5,724 $  218,829
    Community Trust Bancorp, Inc......................  2,728     95,507
    ConnectOne Bancorp, Inc...........................  1,618     34,560
#   Consolidated-Tomoka Land Co.......................    108      6,256
*   Consumer Portfolio Services, Inc..................  2,471     14,925
#*  Cowen Group, Inc. Class A......................... 17,247     97,446
*   Customers Bancorp, Inc............................  2,762     69,464
#   CVB Financial Corp................................ 14,753    261,276
    Dime Community Bancshares, Inc....................  5,364     91,188
    Donegal Group, Inc. Class A.......................  5,361     79,718
    Donegal Group, Inc. Class B.......................    592     11,784
*   E*TRADE Financial Corp............................ 38,276  1,087,804
*   Eagle Bancorp, Inc................................  1,877     83,339
    EMC Insurance Group, Inc..........................  5,886    141,970
    Employers Holdings, Inc...........................  4,268    102,432
#*  Encore Capital Group, Inc.........................  3,498    150,449
    Endurance Specialty Holdings, Ltd.................  8,562    594,973
*   Enstar Group, Ltd.................................  1,151    184,149
#   Enterprise Bancorp, Inc...........................    338      7,426
    Enterprise Financial Services Corp................  2,589     62,473
    ESSA Bancorp, Inc.................................  1,308     16,808
    EverBank Financial Corp........................... 16,654    332,081
*   Ezcorp, Inc. Class A..............................  5,837     41,384
*   Farmers Capital Bank Corp.........................  1,442     36,886
    FBL Financial Group, Inc. Class A.................  5,241    298,789
    Federal Agricultural Mortgage Corp. Class C.......  1,100     29,425
    Federated National Holding Co.....................  1,665     39,277
    Fidelity Southern Corp............................  2,085     40,532
    Financial Institutions, Inc.......................  1,451     35,608
*   First Acceptance Corp.............................  5,500     16,445
*   First BanCorp(318672706).......................... 19,195     82,730
    First BanCorp(318910106)..........................  3,069     52,388
    First Bancorp, Inc................................  1,060     20,151
    First Busey Corp.................................. 11,862     75,561
    First Business Financial Services, Inc............    300     13,125
    First Citizens BancShares, Inc. Class A...........    533    136,629
    First Commonwealth Financial Corp................. 21,241    195,417
    First Community Bancshares, Inc...................  2,358     41,949
    First Connecticut Bancorp, Inc....................    718     11,574
    First Defiance Financial Corp.....................  2,005     77,092
    First Federal of Northern Michigan Bancorp, Inc...    200      1,234
    First Financial Bancorp...........................  7,755    147,423
#   First Financial Corp..............................  1,400     46,452
    First Financial Northwest, Inc....................  3,232     40,174
    First Interstate Bancsystem, Inc..................  2,866     79,474
*   First Marblehead Corp. (The)......................    786      2,963
    First Merchants Corp..............................  8,252    214,800
    First Midwest Bancorp, Inc........................ 10,830    203,279
*   First NBC Bank Holding Co.........................  2,104     80,373
    First South Bancorp, Inc..........................    720      5,738
#   FirstMerit Corp................................... 23,419    438,872
*   Flagstar Bancorp, Inc.............................  4,988    101,256
    Flushing Financial Corp...........................  3,958     82,168

                                     1670

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
#   FNB Corp.......................................... 24,369 $336,049
#*  Forestar Group, Inc...............................  4,995   63,936
    Fox Chase Bancorp, Inc............................    289    4,933
#*  FRP Holdings, Inc.................................    536   15,817
    Fulton Financial Corp............................. 25,165  326,138
    Gain Capital Holdings, Inc........................  5,614   39,186
    German American Bancorp, Inc......................  2,620   76,268
    Glacier Bancorp, Inc.............................. 10,559  296,708
*   Global Indemnity P.L.C............................  1,977   54,664
    Great Southern Bancorp, Inc.......................  2,001   83,042
*   Green Dot Corp. Class A...........................  3,479   72,085
*   Greenlight Capital Re, Ltd. Class A...............  4,064  113,060
    Guaranty Bancorp..................................  2,411   38,648
    Guaranty Federal Bancshares, Inc..................    100    1,478
*   Hallmark Financial Services, Inc..................  3,963   42,325
#   Hancock Holding Co................................ 10,370  303,011
    Hanmi Financial Corp..............................  4,310  109,086
#   Hanover Insurance Group, Inc. (The)...............  8,655  699,757
#   HCI Group, Inc....................................    631   28,319
    Heartland Financial USA, Inc......................  1,838   69,256
    Heritage Commerce Corp............................  4,200   46,578
    Heritage Financial Corp...........................  2,127   37,648
    HF Financial Corp.................................    363    5,634
*   Hilltop Holdings, Inc............................. 13,028  274,239
    Hingham Institution for Savings...................     94   11,375
*   HMN Financial, Inc................................    750    8,775
    Home Bancorp, Inc.................................    724   17,543
    Home BancShares, Inc..............................  4,697  187,035
*   HomeStreet, Inc...................................  2,792   63,127
*   HomeTrust Bancshares, Inc.........................  1,100   18,854
    HopFed Bancorp, Inc...............................    683    7,943
    Horace Mann Educators Corp........................  5,699  200,833
    Horizon Bancorp...................................    401    9,728
    Hudson City Bancorp, Inc..........................  2,681   27,641
    Iberiabank Corp...................................  5,580  360,189
*   Imperial Holdings, Inc............................    183    1,034
    Independence Holding Co...........................  6,112   79,945
    Independent Bank Corp.(453836108).................  3,628  175,450
    Independent Bank Corp.(453838609).................    340    4,848
#   Independent Bank Group, Inc.......................    234   10,408
    Infinity Property & Casualty Corp.................  2,334  180,908
    Interactive Brokers Group, Inc. Class A...........  5,324  213,759
    International Bancshares Corp..................... 10,783  290,386
*   INTL. FCStone, Inc................................  2,331   67,972
    Investment Technology Group, Inc..................  4,583   93,264
    Investors Bancorp, Inc............................ 50,649  616,905
    Investors Title Co................................    125    8,903
    JMP Group LLC.....................................  2,603   19,054
*   KCG Holdings, Inc. Class A........................ 11,833  125,666
    Kemper Corp.......................................  8,751  338,839
    Kentucky First Federal Bancorp....................    120    1,008
#   Lake Sunapee Bank Group...........................    200    2,980
    Lakeland Bancorp, Inc.............................  6,717   75,902

                                     1671

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Financials -- (Continued)
    Lakeland Financial Corp...........................  2,090 $   88,909
    Landmark Bancorp, Inc.............................    179      4,812
    LegacyTexas Financial Group, Inc..................  5,925    180,061
    Legg Mason, Inc................................... 16,161    797,384
#*  LendingTree, Inc..................................    400     33,168
    LNB Bancorp, Inc..................................  2,597     48,304
    Louisiana Bancorp, Inc............................    696     16,753
    Macatawa Bank Corp................................  4,800     25,968
#   Maiden Holdings, Ltd.............................. 11,560    191,202
    MainSource Financial Group, Inc...................  3,835     83,948
    Marlin Business Services Corp.....................  2,600     41,314
    MB Financial, Inc................................. 10,705    365,041
#*  MBIA, Inc......................................... 30,539    181,707
*   MBT Financial Corp................................  4,052     23,664
    Mercantile Bank Corp..............................  1,220     25,132
    Merchants Bancshares, Inc.........................    591     18,676
*   Meridian Bancorp, Inc.............................  2,250     29,340
    Meta Financial Group, Inc.........................     85      4,298
    Metro Bancorp, Inc................................  2,783     68,100
    MidSouth Bancorp, Inc.............................  2,318     32,336
    MidWestOne Financial Group, Inc...................     88      2,850
    Montpelier Re Holdings, Ltd.......................  1,414     60,307
    MutualFirst Financial, Inc........................    414      9,779
    NASDAQ OMX Group, Inc. (The)...................... 20,971  1,070,150
    National Bank Holdings Corp. Class A..............  4,766    103,136
    National General Holdings Corp....................  2,235     51,159
    National Penn Bancshares, Inc..................... 20,403    218,720
    National Western Life Insurance Co. Class A.......    420    101,216
    Navient Corp...................................... 34,362    539,483
*   Navigators Group, Inc. (The)......................  3,006    235,009
    NBT Bancorp, Inc..................................  5,590    151,098
    Nelnet, Inc. Class A..............................  4,766    187,733
#   New York Community Bancorp, Inc................... 61,313  1,166,786
    NewBridge Bancorp.................................  3,600     31,716
*   NewStar Financial, Inc............................  5,045     58,371
*   Nicholas Financial, Inc...........................    247      3,233
    Northeast Bancorp.................................  1,166     12,033
    Northeast Community Bancorp, Inc..................  4,700     35,485
#   Northfield Bancorp, Inc...........................  7,773    117,061
    Northrim BanCorp, Inc.............................    474     11,987
    Northwest Bancshares, Inc......................... 14,067    178,510
#   Norwood Financial Corp............................     44      1,349
    OceanFirst Financial Corp.........................  2,040     35,761
    OFG Bancorp.......................................  6,618     53,341
    Ohio Valley Banc Corp.............................    197      4,486
    Old National Bancorp.............................. 16,545    238,083
    Old Republic International Corp................... 37,746    631,491
*   Old Second Bancorp, Inc...........................  1,100      7,161
    OneBeacon Insurance Group, Ltd. Class A...........  4,000     58,000
    Oppenheimer Holdings, Inc. Class A................  1,595     36,207
    Opus Bank.........................................    319     12,489
    Oritani Financial Corp............................  5,745     90,254
    Pacific Continental Corp..........................  1,612     21,407

                                     1672

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Financials -- (Continued)
*   Pacific Mercantile Bancorp........................  2,264 $ 16,731
*   Pacific Premier Bancorp, Inc......................  1,600   30,416
#   PacWest Bancorp................................... 14,687  679,861
    Park National Corp................................    370   32,412
    Park Sterling Corp................................  6,031   43,664
    PartnerRe, Ltd....................................  6,995  951,040
#*  Patriot National Bancorp, Inc.....................     60    1,019
    Peapack Gladstone Financial Corp..................  1,644   36,497
#   Penns Woods Bancorp, Inc..........................    225    9,662
#   People's United Financial, Inc.................... 44,627  726,081
#   Peoples Bancorp, Inc..............................  2,428   51,085
*   PHH Corp..........................................  7,662  191,244
*   PICO Holdings, Inc................................  3,461   42,674
    Pinnacle Financial Partners, Inc..................  4,892  259,716
*   Piper Jaffray Cos.................................  1,891   84,811
    Preferred Bank....................................  1,052   33,159
    Premier Financial Bancorp, Inc....................    658    9,942
    PrivateBancorp, Inc............................... 10,937  452,136
    ProAssurance Corp.................................  7,644  369,129
    Prosperity Bancshares, Inc........................  8,436  460,521
    Provident Financial Holdings, Inc.................  2,100   33,789
    Provident Financial Services, Inc.................  8,525  167,261
#   Prudential Bancorp, Inc...........................     88    1,294
    Pulaski Financial Corp............................  1,241   16,046
    QC Holdings, Inc..................................    800    1,888
    QCR Holdings, Inc.................................    225    4,851
#*  Regional Management Corp..........................    690   13,331
    Reinsurance Group of America, Inc.................  9,607  927,268
#   RenaissanceRe Holdings, Ltd.......................  7,344  788,011
    Renasant Corp.....................................  4,772  153,420
    Republic Bancorp, Inc. Class A....................  2,281   57,367
#*  Republic First Bancorp, Inc.......................    425    1,479
    Resource America, Inc. Class A....................  6,061   48,973
    Riverview Bancorp, Inc............................  4,200   18,186
#   RLI Corp..........................................  1,272   70,253
    S&T Bancorp, Inc..................................  4,285  132,492
    Safety Insurance Group, Inc.......................  2,868  166,315
    Sandy Spring Bancorp, Inc.........................  3,742  102,306
    Selective Insurance Group, Inc....................  7,729  238,131
#   ServisFirst Bancshares, Inc.......................    772   29,984
*   Shore Bancshares, Inc.............................    479    4,517
    SI Financial Group, Inc...........................  1,191   14,221
    Sierra Bancorp....................................    974   16,168
    Simmons First National Corp. Class A..............  1,282   58,267
    South State Corp..................................  3,288  255,543
*   Southern First Bancshares, Inc....................    266    5,331
    Southern Missouri Bancorp, Inc....................    320    6,042
#   Southwest Bancorp, Inc............................  4,577   80,235
    Southwest Georgia Financial Corp..................     98    1,431
    StanCorp Financial Group, Inc.....................  6,089  694,268
    State Auto Financial Corp.........................  9,437  228,375
#   State Bank Financial Corp.........................  3,740   75,735
    Sterling Bancorp.................................. 13,277  197,695

                                     1673

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Financials -- (Continued)
    Stewart Information Services Corp.................  4,298 $   176,734
    Stock Yards Bancorp, Inc..........................    700      25,802
*   Stratus Properties, Inc...........................    650       9,815
    Suffolk Bancorp...................................  2,821      81,301
*   Sun Bancorp, Inc..................................  1,027      21,454
    Susquehanna Bancshares, Inc....................... 37,291     529,532
    Symetra Financial Corp............................ 16,656     417,066
    Synovus Financial Corp............................ 19,058     600,708
    Talmer Bancorp, Inc. Class A......................  2,714      44,238
    TCF Financial Corp................................ 23,693     389,987
    Territorial Bancorp, Inc..........................    408      10,326
*   Texas Capital Bancshares, Inc.....................  6,055     356,882
    Timberland Bancorp, Inc...........................    400       4,276
#   Tompkins Financial Corp...........................  1,461      78,967
#   TowneBank.........................................  4,151      73,265
    Trico Bancshares..................................  1,179      29,227
*   TriState Capital Holdings, Inc....................  1,743      22,014
    TrustCo Bank Corp. NY............................. 12,281      76,511
#   Trustmark Corp....................................  9,091     218,548
    UMB Financial Corp................................  6,441     353,096
#   Umpqua Holdings Corp.............................. 31,496     558,739
*   Unico American Corp...............................  1,400      13,048
#   Union Bankshares Corp.............................  7,253     179,004
#   United Bankshares, Inc............................  9,573     387,994
    United Community Banks, Inc.......................  6,611     137,972
    United Community Financial Corp...................  4,552      23,488
    United Financial Bancorp, Inc.....................  6,299      84,974
    United Fire Group, Inc............................  4,955     171,245
    Unity Bancorp, Inc................................    594       5,833
#   Universal Insurance Holdings, Inc.................  1,502      41,185
    Univest Corp. of Pennsylvania.....................  2,456      48,948
    Validus Holdings, Ltd............................. 12,352     572,515
#   Valley National Bancorp........................... 28,886     286,549
*   Walker & Dunlop, Inc..............................  3,666      87,801
    Washington Federal, Inc........................... 17,793     414,221
#   Washington Trust Bancorp, Inc.....................  2,119      84,273
#   Waterstone Financial, Inc.........................  4,039      52,143
    Webster Financial Corp............................ 11,923     460,943
    WesBanco, Inc.....................................  5,990     198,988
#   West Bancorporation, Inc..........................  4,792      93,588
#   Westamerica Bancorporation........................  1,752      85,813
    Westfield Financial, Inc..........................  4,449      32,967
    White Mountains Insurance Group, Ltd..............    561     396,066
    Wilshire Bancorp, Inc............................. 10,483     121,812
    Wintrust Financial Corp...........................  6,673     359,808
#   WR Berkley Corp................................... 17,388     968,859
*   Wright Investors' Service Holdings, Inc...........  1,000       1,470
#   WSFS Financial Corp...............................  3,558     102,150
#   Zions Bancorporation.............................. 29,374     916,175
                                                              -----------
Total Financials......................................         54,835,381
                                                              -----------
Health Care -- (5.1%)
    Aceto Corp........................................  6,831     160,050

                                     1674

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Health Care -- (Continued)
*            Acorda Therapeutics, Inc..........................    927 $ 31,852
*            Addus HomeCare Corp...............................  3,301   89,589
#*           Affymetrix, Inc................................... 12,819  140,496
#*           Air Methods Corp..................................  5,213  205,340
*            Alere, Inc........................................ 16,769  815,141
*            Allied Healthcare Products, Inc...................  1,700    2,703
#*           Allscripts Healthcare Solutions, Inc.............. 27,077  391,533
*            Almost Family, Inc................................  2,016   88,220
*            Alphatec Holdings, Inc............................  4,114    5,595
#*           Amedisys, Inc.....................................  6,991  305,017
*            American Shared Hospital Services.................    400    1,052
*            Amsurg Corp.......................................  6,980  500,745
#            Analogic Corp.....................................  1,657  133,471
*            AngioDynamics, Inc................................  6,542  101,401
#*           Arrhythmia Research Technology, Inc...............    291    1,854
#*           BioScrip, Inc..................................... 10,593   26,588
*            Cambrex Corp......................................    895   44,079
*            Community Health Systems, Inc..................... 16,737  979,282
             CONMED Corp.......................................  4,908  278,382
*            Cross Country Healthcare, Inc.....................  5,661   68,328
             CryoLife, Inc.....................................  5,333   58,396
#*           Cumberland Pharmaceuticals, Inc...................  3,402   21,194
*            Cutera, Inc.......................................  1,703   25,852
*            Cynosure, Inc. Class A............................  3,003  116,516
             Digirad Corp......................................  3,300   14,421
*            Emergent Biosolutions, Inc........................  5,825  191,235
*            Exactech, Inc.....................................  1,341   26,793
*            Five Star Quality Care, Inc....................... 10,700   48,364
#*           Genesis Healthcare, Inc...........................    298    1,821
*            Greatbatch, Inc...................................  4,391  239,441
*            Haemonetics Corp..................................  7,170  286,872
#*           Halyard Health, Inc...............................  2,626  106,983
*            Hanger, Inc.......................................  2,855   61,782
*            Harvard Bioscience, Inc...........................  4,641   22,694
*            Healthways, Inc...................................  4,586   58,059
*            Hologic, Inc......................................  2,006   83,570
*            ICU Medical, Inc..................................  2,156  215,428
#*           Impax Laboratories, Inc...........................  6,269  303,796
#*           InfuSystems Holdings, Inc.........................  2,347    7,370
*            Integra LifeSciences Holdings Corp................  4,586  294,100
             Invacare Corp.....................................  6,639  113,195
*            IPC Healthcare, Inc...............................  2,215  122,822
             Kewaunee Scientific Corp..........................    170    2,873
             Kindred Healthcare, Inc........................... 11,501  237,266
             LeMaitre Vascular, Inc............................  3,115   44,358
*            LHC Group, Inc....................................  2,768  111,523
*            LifePoint Hospitals, Inc..........................  9,412  779,878
#*           Luminex Corp......................................  3,778   65,095
*            Magellan Health, Inc..............................  4,731  286,651
#*           MedAssets, Inc....................................  8,002  186,447
(degrees)#*  MedCath Corp......................................  5,455       --
#*           Medicines Co. (The)...............................  7,892  247,730
*            Merit Medical Systems, Inc........................  5,912  151,111

                                     1675

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Health Care -- (Continued)
#*  Misonix, Inc......................................    900 $     8,370
#*  Molina Healthcare, Inc............................  6,702     505,532
    National Healthcare Corp..........................  1,536      97,075
*   Natus Medical, Inc................................  2,040      92,126
#   Omnicare, Inc.....................................  5,682     550,302
*   Omnicell, Inc.....................................  2,163      78,993
*   Orthofix International NV.........................  2,000      66,720
#   Owens & Minor, Inc................................  8,856     311,377
#*  PDI, Inc..........................................  3,900       8,307
*   PharMerica Corp...................................  6,154     210,282
*   Prestige Brands Holdings, Inc.....................  9,528     453,723
*   Providence Service Corp. (The)....................  1,878      88,379
*   RTI Surgical, Inc.................................  7,580      55,182
*   SciClone Pharmaceuticals, Inc.....................  6,788      61,839
*   SeaSpine Holdings Corp............................  1,528      23,959
    Select Medical Holdings Corp...................... 18,148     261,876
    Span-America Medical Systems, Inc.................    363       6,418
*   SunLink Health Systems, Inc.......................    887       1,446
*   Symmetry Surgical, Inc............................  2,128      17,726
#*  Targacept, Inc....................................  4,500      11,070
*   Triple-S Management Corp. Class B.................  4,208      90,809
*   Universal American Corp........................... 17,094     158,461
                                                              -----------
Total Health Care.....................................         12,064,326
                                                              -----------
Industrials -- (17.1%)
    AAR Corp..........................................  6,561     176,819
    ABM Industries, Inc...............................  9,971     328,644
*   ACCO Brands Corp.................................. 14,892     121,817
    Acme United Corp..................................    100       1,823
    Actuant Corp. Class A.............................  8,679     200,138
#   ADT Corp. (The)................................... 24,698     852,822
#*  AECOM............................................. 21,617     666,452
*   Aegion Corp.......................................  6,770     133,843
#   AGCO Corp......................................... 12,807     704,513
    Air Lease Corp.................................... 14,524     513,423
*   Air Transport Services Group, Inc................. 12,084     125,069
    Alamo Group, Inc..................................  2,259     118,688
    Alaska Air Group, Inc............................. 11,660     883,245
    Albany International Corp. Class A................  3,878     144,339
    Allied Motion Technologies, Inc...................    400       8,456
    Altra Industrial Motion Corp......................  3,260      82,804
    AMERCO............................................  4,631   1,664,242
#*  Ameresco, Inc. Class A............................  3,550      24,495
#   American Railcar Industries, Inc..................  3,348     133,753
*   AMREP Corp........................................    600       3,090
#   Applied Industrial Technologies, Inc..............  5,752     222,200
*   ARC Document Solutions, Inc.......................  4,326      29,893
    ArcBest Corp......................................  6,404     211,652
    Argan, Inc........................................  1,808      70,295
#*  Arotech Corp......................................  3,700       8,547
    Astec Industries, Inc.............................  4,213     165,613
*   Atlas Air Worldwide Holdings, Inc.................  5,007     246,094
*   Avis Budget Group, Inc............................ 18,171     789,167

                                     1676

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    AZZ, Inc..........................................  3,459 $179,003
    Barnes Group, Inc.................................  7,619  296,608
*   Beacon Roofing Supply, Inc........................  6,876  240,660
#   Briggs & Stratton Corp............................  7,433  137,362
    Brink's Co. (The).................................  4,775  149,123
*   CAI International, Inc............................  2,631   36,992
#*  CBIZ, Inc.........................................  9,720   95,256
    CDI Corp..........................................  5,340   64,667
#   Ceco Environmental Corp...........................    722    6,498
    Celadon Group, Inc................................  3,326   72,174
#*  Chart Industries, Inc.............................    826   22,550
#   Chicago Bridge & Iron Co. NV...................... 14,779  785,356
    CIRCOR International, Inc.........................  2,165  103,552
    Civeo Corp........................................  6,350   13,589
#*  Clean Harbors, Inc................................  6,245  309,252
    Columbus McKinnon Corp............................  3,987   93,535
    Comfort Systems USA, Inc..........................  4,839  133,750
    Compx International, Inc..........................    200    2,356
#   Con-way, Inc......................................  7,829  303,687
*   Continental Building Products, Inc................    498   10,578
#   Copa Holdings SA Class A..........................  4,627  349,477
    Covanta Holding Corp.............................. 18,780  370,717
*   Covenant Transportation Group, Inc. Class A.......  2,210   52,178
*   CPI Aerostructures, Inc...........................    800    7,200
*   CRA International, Inc............................  1,273   29,712
    Cubic Corp........................................  2,619  116,205
    Curtiss-Wright Corp...............................  9,378  631,796
*   DigitalGlobe, Inc.................................  8,772  185,791
    Douglas Dynamics, Inc.............................  3,360   68,947
*   Ducommun, Inc.....................................  2,731   65,407
*   Dycom Industries, Inc.............................  4,910  324,355
    Dynamic Materials Corp............................  1,500   16,920
    Eastern Co. (The).................................    510    8,864
    Ecology and Environment, Inc. Class A.............    210    2,375
    EMCOR Group, Inc..................................  8,404  401,963
    Encore Wire Corp..................................  3,696  126,884
    EnerSys...........................................  6,239  389,626
    Engility Holdings, Inc............................  2,393   52,431
    Ennis, Inc........................................  5,015   84,152
    EnPro Industries, Inc.............................  3,382  171,400
    ESCO Technologies, Inc............................  3,515  133,816
    Essendant, Inc....................................  5,381  198,128
    Federal Signal Corp............................... 18,356  274,606
    Fluor Corp........................................ 11,836  553,333
*   Franklin Covey Co.................................  3,400   64,294
    Franklin Electric Co., Inc........................  5,980  172,583
#*  FTI Consulting, Inc...............................  6,953  284,517
#*  Fuel Tech, Inc....................................  1,990    3,622
*   Furmanite Corp....................................  2,586   16,861
    G&K Services, Inc. Class A........................  4,153  272,271
    GATX Corp.........................................  9,324  494,545
#*  Gencor Industries, Inc............................    600    5,754
#   General Cable Corp................................  6,028   98,377

                                     1677

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
*   Genesee & Wyoming, Inc. Class A...................  7,336 $  522,470
*   Gibraltar Industries, Inc.........................  5,999    114,821
    Global Power Equipment Group, Inc.................  1,267      8,552
#   Golden Ocean Group, Ltd...........................  8,200     31,898
*   Goldfield Corp. (The).............................  2,600      3,640
*   GP Strategies Corp................................  2,205     63,261
*   GrafTech International, Ltd....................... 25,775    129,648
    Granite Construction, Inc.........................  2,152     73,211
*   Great Lakes Dredge & Dock Corp.................... 14,265     72,324
#   Greenbrier Cos., Inc. (The).......................  4,175    191,006
#   Griffon Corp...................................... 12,111    208,794
    H&E Equipment Services, Inc.......................     75      1,346
    Hardinge, Inc.....................................  3,769     32,037
#*  Hawaiian Holdings, Inc............................  3,437     74,652
    Heidrick & Struggles International, Inc...........  3,465     75,780
*   Hill International, Inc...........................  5,419     25,903
#   Houston Wire & Cable Co...........................  4,919     45,452
*   Hub Group, Inc. Class A...........................  5,626    237,023
*   Hudson Global, Inc................................  1,700      3,706
    Hurco Cos., Inc...................................  1,730     54,149
*   Huron Consulting Group, Inc.......................  3,110    237,822
    Hyster-Yale Materials Handling, Inc...............  1,571    106,310
*   ICF International, Inc............................  3,986    146,127
#*  InnerWorkings, Inc................................  2,122     15,915
*   Innovative Solutions & Support, Inc...............    573      1,708
    Insteel Industries, Inc...........................  3,260     53,268
#   International Shipholding Corp....................  1,600      8,016
#*  Intersections, Inc................................  2,527      5,635
#*  Jacobs Engineering Group, Inc..................... 17,991    757,781
#*  JetBlue Airways Corp.............................. 49,384  1,134,844
    Kadant, Inc.......................................  1,982     90,359
#   Kaman Corp........................................  3,821    150,815
    KAR Auction Services, Inc......................... 20,263    788,839
#   Kelly Services, Inc. Class A......................  7,119    106,358
*   Key Technology, Inc...............................    987     12,347
    Kimball International, Inc. Class B...............  6,951     78,685
*   Kirby Corp........................................  6,411    464,221
*   KLX, Inc..........................................  3,169    124,478
    Knight Transportation, Inc........................  4,063    109,864
    Korn/Ferry International..........................  9,581    320,772
*   Kratos Defense & Security Solutions, Inc.......... 12,683     69,249
*   Lawson Products, Inc..............................  1,607     43,968
#*  Layne Christensen Co..............................  5,272     43,758
    LB Foster Co. Class A.............................  1,738     51,010
*   LMI Aerospace, Inc................................  2,100     21,210
    LS Starrett Co. (The) Class A.....................    489      8,191
    LSI Industries, Inc...............................  5,575     55,527
*   Lydall, Inc.......................................  3,368    100,063
#*  Manitex International, Inc........................    195      1,232
    Manitowoc Co., Inc. (The)......................... 18,924    334,387
    Manpowergroup, Inc................................  7,606    688,191
    Marten Transport, Ltd.............................  8,530    165,397
*   MasTec, Inc.......................................  4,508     83,082

                                     1678

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Industrials -- (Continued)
    Matson, Inc.......................................  5,978 $247,609
    Matthews International Corp. Class A..............  4,528  243,833
    McGrath RentCorp..................................  3,805   96,495
*   Mfri, Inc.........................................  1,500    8,430
    Miller Industries, Inc............................  2,674   46,822
*   Mistras Group, Inc................................  3,680   66,203
    Mobile Mini, Inc..................................  9,498  352,661
*   Moog, Inc. Class A................................  4,882  326,411
#*  MRC Global, Inc...................................  7,659   98,418
    Mueller Industries, Inc...........................  7,847  254,007
    Multi-Color Corp..................................  2,142  136,788
*   MYR Group, Inc....................................  3,242   97,390
#   National Presto Industries, Inc...................    238   18,840
*   Navigant Consulting, Inc.......................... 11,145  175,199
*   NL Industries, Inc................................ 13,210   88,903
    NN, Inc...........................................  3,518   80,316
#*  Northwest Pipe Co.................................  2,413   43,555
*   On Assignment, Inc................................  7,123  272,953
    Orbital ATK, Inc..................................  8,416  597,115
#*  Orion Energy Systems, Inc.........................  5,713   12,283
*   Orion Marine Group, Inc...........................  3,785   27,403
#   Oshkosh Corp...................................... 10,882  397,628
    Owens Corning..................................... 17,114  767,563
#*  PAM Transportation Services, Inc..................  2,433  127,976
#*  Patriot Transportation Holding, Inc...............    178    4,162
*   Pendrell Corp.....................................  4,995    6,893
    Powell Industries, Inc............................  1,718   51,265
*   PowerSecure International, Inc....................  2,906   43,997
    Preformed Line Products Co........................    707   24,363
#   Primoris Services Corp............................  2,978   54,051
    Providence and Worcester Railroad Co..............    200    3,400
    Quad/Graphics, Inc................................  4,483   73,745
    Quanex Building Products Corp.....................  8,910  178,913
*   Quanta Services, Inc.............................. 29,506  814,956
*   RBC Bearings, Inc.................................    799   54,132
    RCM Technologies, Inc.............................  4,177   21,136
    Regal Beloit Corp.................................  6,308  437,964
*   Republic Airways Holdings, Inc....................  9,518   47,971
    Resources Connection, Inc.........................  7,510  118,883
*   Roadrunner Transportation Systems, Inc............  4,190  109,694
*   RPX Corp..........................................  5,459   84,505
    RR Donnelley & Sons Co............................    887   15,567
*   Rush Enterprises, Inc. Class A....................  5,873  149,703
*   Rush Enterprises, Inc. Class B....................  1,650   38,247
    Ryder System, Inc.................................  7,973  721,716
*   Saia, Inc.........................................  3,680  159,786
    SIFCO Industries, Inc.............................    659    9,055
    Simpson Manufacturing Co., Inc....................  6,698  239,922
#   SkyWest, Inc......................................  9,550  158,148
*   SL Industries, Inc................................    502   19,653
*   SP Plus Corp......................................    703   18,383
*   Sparton Corp......................................  2,441   58,242
    Standex International Corp........................  2,111  157,987

                                     1679

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Industrials -- (Continued)
#*  Sterling Construction Co., Inc....................  1,634 $     7,663
    Supreme Industries, Inc. Class A..................  1,383      11,396
    TAL International Group, Inc......................  6,963     137,867
*   Team, Inc.........................................  2,335     101,339
*   Tecumseh Products Co..............................  3,300       6,468
#   Terex Corp........................................ 11,384     252,269
    Tetra Tech, Inc...................................  8,258     219,993
*   Thermon Group Holdings, Inc.......................  3,562      85,951
#   Titan International, Inc..........................  6,460      60,336
#*  Titan Machinery, Inc..............................  2,923      41,068
#*  TRC Cos., Inc.....................................  2,207      21,187
*   Trimas Corp.......................................  6,157     144,689
    Trinity Industries, Inc........................... 22,014     644,130
#   Triumph Group, Inc................................  6,987     376,250
*   TrueBlue, Inc.....................................  4,302     110,820
*   Tutor Perini Corp.................................  9,525     199,358
    Twin Disc, Inc....................................    322       5,184
*   Ultralife Corp....................................    969       3,944
    UniFirst Corp.....................................  2,677     296,665
*   United Rentals, Inc...............................  1,841     123,329
#   Universal Forest Products, Inc....................  3,237     205,549
#   US Ecology, Inc...................................  2,514     115,367
*   USA Truck, Inc....................................  3,004      58,758
#   Valmont Industries, Inc...........................  2,849     316,894
*   Veritiv Corp......................................    632      23,548
*   Versar, Inc.......................................    700       2,387
    Viad Corp.........................................  4,482     128,499
*   Virco Manufacturing Corp..........................  4,400      11,396
*   Volt Information Sciences, Inc....................    371       3,573
    VSE Corp..........................................    571      27,065
#*  Wabash National Corp..............................  9,204     126,463
    Waste Connections, Inc............................ 17,629     883,742
    Watts Water Technologies, Inc. Class A............  4,879     270,589
#   Werner Enterprises, Inc...........................  9,930     280,423
#*  Wesco Aircraft Holdings, Inc......................  6,169      88,772
#*  WESCO International, Inc..........................  6,153     377,548
*   Willis Lease Finance Corp.........................  2,293      38,247
#   Woodward, Inc.....................................  7,167     353,763
                                                              -----------
Total Industrials.....................................         40,690,422
                                                              -----------
Information Technology -- (9.9%)
*   Actua Corp........................................  3,527      51,953
*   Acxiom Corp....................................... 10,223     183,094
*   ADDvantage Technologies Group, Inc................  1,399       3,162
#   ADTRAN, Inc.......................................  7,109     117,298
*   Advanced Energy Industries, Inc...................  8,002     209,572
*   Agilysys, Inc.....................................  2,092      17,719
*   Alpha & Omega Semiconductor, Ltd..................  1,389      10,904
*   Amkor Technology, Inc............................. 25,558     112,711
*   Anixter International, Inc........................  4,449     294,568
#*  ARRIS Group, Inc.................................. 21,140     653,649
*   Arrow Electronics, Inc............................ 13,984     813,170
    Astro-Med, Inc....................................  1,475      20,399

                                     1680

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Information Technology -- (Continued)
#*         Aviat Networks, Inc...............................  8,260 $  9,416
           Avnet, Inc........................................ 19,560  816,239
           AVX Corp.......................................... 18,992  255,822
*          Aware, Inc........................................  2,090    6,939
*          Axcelis Technologies, Inc......................... 15,008   44,274
*          AXT, Inc..........................................  7,116   16,723
*          Bankrate, Inc.....................................  6,872   62,673
           Bel Fuse, Inc. Class B............................  2,447   54,030
*          Benchmark Electronics, Inc........................ 10,301  227,240
           Black Box Corp....................................  2,926   45,821
*          Blucora, Inc......................................  7,771  110,115
(degrees)  Bogen Corp........................................  1,000       --
*          BroadVision, Inc..................................  1,325    7,301
           Brooks Automation, Inc............................ 18,143  191,409
*          Bsquare Corp......................................    300    1,932
*          Cabot Microelectronics Corp.......................    474   21,491
*          CACI International, Inc. Class A..................  3,509  288,194
*          Cascade Microtech, Inc............................  3,735   55,689
           Checkpoint Systems, Inc...........................  7,181   62,762
*          CIBER, Inc........................................ 17,728   58,680
*          Cirrus Logic, Inc.................................  8,701  287,220
*          Coherent, Inc.....................................  5,498  318,609
           Cohu, Inc.........................................  5,574   55,238
           Communications Systems, Inc.......................  2,300   23,115
           Comtech Telecommunications Corp...................  3,071   88,476
#          Convergys Corp.................................... 13,532  339,789
*          CoreLogic, Inc.................................... 10,057  396,648
#*         Cree, Inc......................................... 13,902  342,684
#          CSG Systems International, Inc....................  4,456  138,582
           CSP, Inc..........................................     66      451
           CTS Corp..........................................  6,319  118,734
*          CyberOptics Corp..................................  1,091    6,404
           Daktronics, Inc...................................  3,703   42,325
*          Datalink Corp.....................................  4,830   32,747
*          DHI Group, Inc....................................  8,405   66,988
*          Digi International, Inc...........................  5,952   60,234
*          Diodes, Inc.......................................  6,372  141,395
           DST Systems, Inc..................................  1,379  150,518
*          DTS, Inc..........................................  1,875   53,419
           EarthLink Holdings Corp........................... 15,099  110,827
*          EchoStar Corp. Class A............................  6,154  285,669
*          Edgewater Technology, Inc.........................  3,967   28,126
           Electro Rent Corp.................................  7,110   71,455
           Electro Scientific Industries, Inc................  6,690   30,774
*          Electronics for Imaging, Inc......................  8,246  376,842
*          Emcore Corp.......................................  3,590   22,222
#*         EnerNOC, Inc......................................  3,005   24,731
*          Entegris, Inc..................................... 19,026  281,870
           EPIQ Systems, Inc.................................  6,563  108,618
*          ePlus, Inc........................................  1,611  123,902
*          ExlService Holdings, Inc..........................  4,572  177,256
*          Fabrinet..........................................  4,364   80,996
*          Fairchild Semiconductor International, Inc........ 17,877  269,228

                                     1681

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Information Technology -- (Continued)
#*  FARO Technologies, Inc............................    696 $ 30,547
#*  Finisar Corp...................................... 14,417  251,000
*   First Solar, Inc.................................. 14,552  644,654
*   Flextronics International, Ltd....................  4,861   53,520
*   FormFactor, Inc...................................  5,837   42,202
*   Frequency Electronics, Inc........................  3,104   34,610
#*  GigOptix, Inc.....................................    613    1,434
#*  Global Cash Access Holdings, Inc..................  9,908   50,035
*   GSE Systems, Inc..................................  2,922    4,675
*   GSI Technology, Inc...............................  2,792   14,379
    Hackett Group, Inc. (The).........................  7,272   93,082
*   Harmonic, Inc.....................................  5,000   30,050
*   Higher One Holdings, Inc..........................  1,295    3,004
#*  Hutchinson Technology, Inc........................  7,181   13,069
    IAC/InterActiveCorp...............................  2,756  212,929
*   IEC Electronics Corp..............................    490    1,887
#*  II-VI, Inc........................................  3,106   52,802
*   Imation Corp......................................  9,733   39,905
*   Ingram Micro, Inc. Class A........................ 22,580  614,853
*   Insight Enterprises, Inc..........................  8,734  235,731
    Integrated Silicon Solution, Inc..................  5,405  118,532
*   Internap Corp.....................................  8,692   80,053
#*  Intevac, Inc......................................  5,464   26,610
*   IntraLinks Holdings, Inc..........................  7,454   84,677
*   IntriCon Corp.....................................    700    4,970
*   Ixia..............................................  6,147   81,140
    IXYS Corp.........................................  6,677   69,841
    Jabil Circuit, Inc................................ 28,004  567,081
*   Kemet Corp........................................  5,338   12,438
*   Key Tronic Corp...................................  2,718   27,207
*   Kimball Electronics, Inc..........................  2,613   35,040
#*  Knowles Corp......................................  5,635  107,347
*   Kulicke & Soffa Industries, Inc................... 11,177  116,353
*   Lattice Semiconductor Corp........................ 22,565  111,020
    Lexmark International, Inc. Class A............... 11,659  396,289
*   Limelight Networks, Inc........................... 15,365   57,926
*   Liquidity Services, Inc...........................  1,604   14,404
    Littelfuse, Inc...................................  1,866  171,672
    ManTech International Corp. Class A...............  3,527  105,140
    Marchex, Inc. Class B.............................  2,900   13,340
    Marvell Technology Group, Ltd..................... 69,722  867,342
*   MaxLinear, Inc. Class A...........................  3,890   42,323
    Mentor Graphics Corp..............................  3,349   87,375
*   Mercury Systems, Inc..............................  5,449   76,776
*   Microsemi Corp.................................... 12,325  405,985
    MKS Instruments, Inc.............................. 10,872  385,956
#*  ModusLink Global Solutions, Inc................... 11,199   36,397
#*  Monster Worldwide, Inc............................ 13,456   94,865
*   Multi-Fineline Electronix, Inc....................  3,611   64,492
*   NAPCO Security Technologies, Inc..................  3,972   23,355
    NCI, Inc. Class A.................................    266    2,992
*   NCR Corp..........................................  5,879  161,908
*   NeoPhotonics Corp.................................  3,461   30,664

                                     1682

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE+
                                                       ------ --------
Information Technology -- (Continued)
*   NETGEAR, Inc......................................  4,577 $153,284
*   Newport Corp......................................  5,700   90,288
*   Novatel Wireless, Inc.............................  1,180    2,915
#*  Oclaro, Inc.......................................  3,894    8,956
*   OmniVision Technologies, Inc...................... 11,071  270,354
*   ON Semiconductor Corp............................. 48,777  518,012
    Optical Cable Corp................................  1,600    5,344
*   OSI Systems, Inc..................................  2,698  189,346
*   PAR Technology Corp...............................  4,662   20,932
    Park Electrochemical Corp.........................  3,104   54,817
    PC Connection, Inc................................  5,294  117,474
    PC-Tel, Inc.......................................  4,282   30,188
*   PCM, Inc..........................................  2,562   25,799
*   Perficient, Inc...................................  4,762   77,287
    Pericom Semiconductor Corp........................  5,936   71,054
*   Photronics, Inc................................... 13,208  108,966
#*  Planar Systems, Inc...............................  1,325    5,512
    Plantronics, Inc..................................  3,049  177,086
*   Plexus Corp.......................................  4,515  172,202
*   PMC-Sierra, Inc................................... 27,785  189,216
*   Polycom, Inc...................................... 18,757  213,455
*   PRGX Global, Inc..................................  2,300    9,614
*   Progress Software Corp............................  7,031  208,680
*   QLogic Corp....................................... 12,589  111,664
*   Qorvo, Inc........................................    989   57,313
*   Qualstar Corp.....................................  4,358    4,445
*   Radisys Corp......................................  6,105   17,460
*   RealNetworks, Inc.................................  9,390   43,945
    Reis, Inc.........................................    442   10,811
*   RetailMeNot, Inc..................................  4,280   64,842
#   RF Industries, Ltd................................    681    2,908
    Richardson Electronics, Ltd.......................  3,224   21,182
*   Rofin-Sinar Technologies, Inc.....................  3,694   92,128
*   Rogers Corp.......................................  2,603  145,690
#*  Rovi Corp......................................... 14,797  162,619
*   Rudolph Technologies, Inc.........................  7,253   81,379
*   Sanmina Corp...................................... 16,485  363,824
*   ScanSource, Inc...................................  4,084  154,498
*   SciQuest, Inc.....................................    800    9,512
*   Seachange International, Inc......................  8,900   61,321
*   ShoreTel, Inc.....................................  4,671   33,117
*   Sigma Designs, Inc................................  7,808   80,969
*   Silicon Laboratories, Inc.........................  5,846  263,012
*   SMTC Corp.........................................  1,377    2,313
*   StarTek, Inc......................................  5,100   19,176
#*  Super Micro Computer, Inc.........................  4,183  111,561
*   support.com, Inc..................................  7,652    9,259
*   Sykes Enterprises, Inc............................  7,367  179,607
    SYNNEX Corp.......................................  5,185  392,142
*   Tangoe, Inc.......................................    999   11,009
*   Tech Data Corp....................................  8,323  485,481
*   TechTarget, Inc...................................  2,025   17,536
*   TeleCommunication Systems, Inc. Class A........... 12,028   44,143

                                     1683

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Information Technology -- (Continued)
*   Telenav, Inc......................................    578 $     4,046
    TeleTech Holdings, Inc............................  2,985      80,983
    Tessco Technologies, Inc..........................  2,100      51,807
    TheStreet, Inc....................................  6,043      11,361
*   Tremor Video, Inc.................................    780       1,895
#*  TTM Technologies, Inc............................. 14,347     130,988
*   Ultra Clean Holdings, Inc.........................  3,812      28,895
*   Ultratech, Inc....................................  2,202      35,056
*   United Online, Inc................................  3,447      47,913
#*  Veeco Instruments, Inc............................  1,696      43,892
#*  ViaSat, Inc.......................................  4,775     296,050
    Vicon Industries, Inc.............................  1,400       1,890
#   Vishay Intertechnology, Inc....................... 26,122     299,881
*   Vishay Precision Group, Inc.......................  2,563      35,779
*   Westell Technologies, Inc. Class A................  6,981       8,517
*   Xcerra Corp.......................................  7,107      44,667
*   XO Group, Inc.....................................  3,862      57,273
#*  Zynga, Inc. Class A............................... 99,559     246,906
                                                              -----------
Total Information Technology..........................         23,590,365
                                                              -----------
Materials -- (5.5%)
    A Schulman, Inc...................................  5,440     202,531
    Airgas, Inc.......................................  9,938   1,013,875
#   Albemarle Corp....................................  1,288      69,810
#   Alcoa, Inc........................................ 12,422     122,603
    Allegheny Technologies, Inc....................... 15,128     322,529
#*  AM Castle & Co....................................  4,052      11,548
#   American Vanguard Corp............................  1,415      18,140
    Ampco-Pittsburgh Corp.............................  1,688      22,467
    Axiall Corp.......................................  9,765     287,384
    Bemis Co., Inc.................................... 13,841     616,893
*   Boise Cascade Co..................................  5,403     179,272
    Cabot Corp........................................  5,434     191,168
    Calgon Carbon Corp................................  7,038     124,502
#*  Century Aluminum Co............................... 18,261     170,193
    Chase Corp........................................  1,329      50,808
*   Chemtura Corp..................................... 12,114     332,287
*   Clearwater Paper Corp.............................  2,603     153,187
*   Codexis, Inc......................................    714       2,321
#*  Coeur d'Alene Mines Corp.......................... 12,671      44,729
#   Commercial Metals Co.............................. 17,525     270,060
*   Core Molding Technologies, Inc....................  1,192      22,743
    Cytec Industries, Inc.............................  6,026     447,310
    Domtar Corp.......................................  8,808     358,133
    Friedman Industries, Inc..........................  1,905      11,068
    FutureFuel Corp...................................  4,449      50,897
    Graphic Packaging Holding Co...................... 22,150     334,465
#   Greif, Inc. Class A...............................  1,593      49,367
    Greif, Inc. Class B...............................    400      15,248
    Hawkins, Inc......................................    556      20,283
    HB Fuller Co......................................  6,938     277,936
#   Hecla Mining Co................................... 11,270      23,667
#   Huntsman Corp..................................... 35,418     672,942

                                     1684

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
            Innophos Holdings, Inc.......................   2,842 $   146,306
            Innospec, Inc................................   3,179     137,492
#           Kaiser Aluminum Corp.........................   1,727     145,845
            KapStone Paper and Packaging Corp............  13,337     312,086
            KMG Chemicals, Inc...........................   1,201      26,218
*           Kraton Performance Polymers, Inc.............   3,888      79,782
#           Kronos Worldwide, Inc........................   3,420      33,653
*           LSB Industries, Inc..........................   2,806     103,569
            Materion Corp................................   3,954     120,992
*           Mercer International, Inc....................   8,217      99,344
            Minerals Technologies, Inc...................   4,848     313,908
            Myers Industries, Inc........................   1,253      18,958
            Noranda Aluminum Holding Corp................   7,711       5,012
#           Olin Corp....................................  10,922     251,097
            Olympic Steel, Inc...........................   1,817      22,022
            OM Group, Inc................................   4,146     140,466
*           OMNOVA Solutions, Inc........................   4,843      31,334
            PH Glatfelter Co.............................   7,749     158,157
            Reliance Steel & Aluminum Co.................  10,804     654,722
*           Resolute Forest Products, Inc................  12,581     124,300
#           Schnitzer Steel Industries, Inc. Class A.....   4,428      69,564
            Schweitzer-Mauduit International, Inc........   4,205     166,939
            Sonoco Products Co...........................  14,657     605,041
            Steel Dynamics, Inc..........................  34,993     700,910
            Stepan Co....................................   1,494      73,221
#*          Stillwater Mining Co.........................   4,745      45,172
            SunCoke Energy, Inc..........................  10,349     127,189
            Synalloy Corp................................     842       9,944
            TimkenSteel Corp.............................   3,807      70,924
*           Trecora Resources............................   1,418      19,795
            Tredegar Corp................................   5,374      90,606
            Tronox, Ltd. Class A.........................   8,062      88,521
            United States Lime & Minerals, Inc...........     801      43,254
#           United States Steel Corp.....................  19,951     388,446
#*          Universal Stainless & Alloy Products, Inc....   1,734      23,426
*           WestRock Co..................................  17,959   1,132,495
            Worthington Industries, Inc..................   2,548      68,949
                                                                  -----------
Total Materials..........................................          13,140,025
                                                                  -----------
Other -- (0.0%)
(degrees)   Concord Camera Corp. Escrow Shares...........   2,105          --
(degrees)#  Gerber Scientific, Inc. Escrow Shares........   6,375          --
(degrees)   Petrocorp, Inc. Escrow Shares................   1,700          --
                                                                  -----------
Total Other..............................................                  --
                                                                  -----------
Real Estate Investment Trusts -- (0.0%)
#*          Communications Sales & Leasing, Inc..........     655      13,657
                                                                  -----------
Telecommunication Services -- (0.9%)
            Atlantic Tele-Network, Inc...................   1,564     110,637
#*          Boingo Wireless, Inc.........................   4,503      43,814
#           Frontier Communications Corp................. 139,020     656,174
*           General Communication, Inc. Class A..........   8,770     161,368

                                     1685

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
*            Hawaiian Telcom Holdco, Inc................       204 $      5,080
             IDT Corp. Class B..........................     1,822       31,010
#*           Iridium Communications, Inc................    10,366       76,916
             Lumos Networks Corp........................     2,477       34,579
*            ORBCOMM, Inc...............................     1,746       10,755
*            Premiere Global Services, Inc..............     6,125       66,089
             Shenandoah Telecommunications Co...........     4,804      165,162
             Spok Holdings, Inc.........................     5,080       84,988
             Telephone & Data Systems, Inc..............    14,103      414,769
#*           United States Cellular Corp................     4,192      156,026
*            Vonage Holdings Corp.......................    15,199       97,122
#            Windstream Holdings, Inc...................    15,623       75,772
                                                                   ------------
Total Telecommunication Services........................              2,190,261
                                                                   ------------
Utilities -- (0.5%)
*            Calpine Corp...............................     7,396      135,347
             Consolidated Water Co., Ltd................     2,550       30,855
#            Genie Energy, Ltd. Class B.................     1,745       18,061
#            Ormat Technologies, Inc....................     4,795      195,060
             UGI Corp...................................    24,859      908,348
                                                                   ------------
Total Utilities.........................................              1,287,671
                                                                   ------------
TOTAL COMMON STOCKS.....................................            197,822,212
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Magnum Hunter Resources Corp. Warrants
               04/15/16.................................     1,011           --
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
             State Street Institutional Liquid
               Reserves, 0.114%.........................   141,805      141,805
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (16.8%)
(S)@         DFA Short Term Investment Fund............. 3,457,550   40,003,850
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $214,978,673)^^.....           $237,967,867
                                                                   ============

                                     1686

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                    ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary.......... $ 27,766,011          --   --    $ 27,766,011
   Consumer Staples................    6,583,058          --   --       6,583,058
   Energy..........................   15,661,035          --   --      15,661,035
   Financials......................   54,835,381          --   --      54,835,381
   Health Care.....................   12,064,326          --   --      12,064,326
   Industrials.....................   40,690,422          --   --      40,690,422
   Information Technology..........   23,590,365          --   --      23,590,365
   Materials.......................   13,140,025          --   --      13,140,025
   Other...........................           --          --   --              --
   Real Estate Investment Trusts...       13,657          --   --          13,657
   Telecommunication Services......    2,190,261          --   --       2,190,261
   Utilities.......................    1,287,671          --   --       1,287,671
Rights/Warrants....................           --          --   --              --
Temporary Cash Investments.........      141,805          --   --         141,805
Securities Lending Collateral......           -- $40,003,850   --      40,003,850
                                    ------------ -----------   --    ------------
TOTAL.............................. $197,964,017 $40,003,850   --    $237,967,867
                                    ============ ===========   ==    ============

                                     1687

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
COMMON STOCKS -- (93.7%)

Consumer Discretionary -- (13.3%)
#   Autoliv, Inc......................................     899 $    94,575
#   Best Buy Co., Inc.................................  17,019     549,543
*   Cable One, Inc....................................     393     163,181
    Carnival Corp.....................................  12,172     648,646
    CBS Corp. Class A.................................   1,014      56,510
    Comcast Corp. Class A............................. 109,600   6,840,136
#   Comcast Corp. Special Class A.....................  30,146   1,879,302
#   Dillard's, Inc. Class A...........................   3,331     339,362
    DR Horton, Inc....................................  13,716     407,228
    Ford Motor Co..................................... 172,242   2,554,349
#   GameStop Corp. Class A............................   7,763     355,934
*   Gannett Co., Inc..................................   2,428      30,714
    General Motors Co.................................  65,260   2,056,343
    Goodyear Tire & Rubber Co. (The)..................   8,473     255,291
    Graham Holdings Co. Class B.......................     393     270,997
#*  Hyatt Hotels Corp. Class A........................   2,604     145,381
    Johnson Controls, Inc.............................   2,192      99,868
#   Kohl's Corp.......................................  15,803     969,040
#   Lennar Corp. Class A..............................   9,775     518,466
*   Liberty Broadband Corp............................   2,249     120,389
*   Liberty Broadband Corp. Class A...................   2,424     130,823
*   Liberty Interactive Corp., QVC Group Class A......  31,473     914,291
*   Liberty Media Corp................................   6,909     260,469
*   Liberty Media Corp. Class A.......................   2,140      80,892
*   Liberty Ventures Series A.........................   8,061     334,370
*   Madison Square Garden Co. (The) Class A...........     368      30,691
*   MGM Resorts International.........................  29,476     578,319
*   Mohawk Industries, Inc............................   3,504     706,371
*   News Corp. Class A................................  10,744     158,259
*   News Corp. Class B................................   1,165      16,625
*   Norwegian Cruise Line Holdings, Ltd...............   2,135     133,267
    Penske Automotive Group, Inc......................   2,046     110,484
    PulteGroup, Inc...................................   5,987     124,051
    PVH Corp..........................................   1,870     216,995
    Royal Caribbean Cruises, Ltd......................  12,887   1,157,897
#   Service Corp. International.......................   7,284     222,235
    Staples, Inc......................................  23,471     345,258
#   TEGNA, Inc........................................   4,857     141,484
    Time Warner Cable, Inc............................  20,790   3,950,308
    Time Warner, Inc..................................  50,291   4,427,620
*   Toll Brothers, Inc................................   5,903     229,745
#   Wendy's Co. (The).................................  14,053     144,184
    Whirlpool Corp....................................   1,416     251,666
                                                               -----------
Total Consumer Discretionary..........................          33,021,559
                                                               -----------
Consumer Staples -- (4.7%)
    Archer-Daniels-Midland Co.........................  26,634   1,262,984
    Bunge, Ltd........................................   9,449     754,503
    ConAgra Foods, Inc................................   6,024     265,417
    CVS Health Corp...................................  42,359   4,764,117
    Ingredion, Inc....................................   2,066     182,221

                                     1688

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Staples -- (Continued)
#   JM Smucker Co. (The)..............................  6,835 $   763,401
#   Molson Coors Brewing Co. Class B..................  7,374     524,586
    Mondelez International, Inc. Class A.............. 43,783   1,975,927
    Pinnacle Foods, Inc...............................  3,001     134,895
*   Seaboard Corp.....................................     12      41,700
#   Tyson Foods, Inc. Class A......................... 23,525   1,043,334
                                                              -----------
Total Consumer Staples................................         11,713,085
                                                              -----------
Energy -- (15.1%)
    Anadarko Petroleum Corp........................... 29,321   2,180,016
    Apache Corp....................................... 17,473     801,312
    Baker Hughes, Inc................................. 21,515   1,251,097
    California Resources Corp......................... 15,973      67,566
#   Chesapeake Energy Corp............................ 37,686     326,361
    Chevron Corp...................................... 80,402   7,113,969
    Cimarex Energy Co.................................  2,729     284,143
    ConocoPhillips.................................... 67,767   3,411,391
#   CONSOL Energy, Inc................................  2,353      38,872
    Devon Energy Corp................................. 19,113     944,564
#   Diamond Offshore Drilling, Inc....................  3,572      78,405
#   EnLink Midstream LLC..............................    998      26,896
    Exxon Mobil Corp.................................. 97,794   7,746,263
*   Gulfport Energy Corp..............................  1,066      34,922
#   Helmerich & Payne, Inc............................  8,159     471,101
    Hess Corp......................................... 16,480     972,485
    HollyFrontier Corp................................  8,606     415,326
    Marathon Oil Corp................................. 40,404     848,888
    Marathon Petroleum Corp........................... 28,758   1,572,200
#   Murphy Oil Corp...................................  9,705     318,227
    National Oilwell Varco, Inc....................... 19,350     815,216
*   Newfield Exploration Co...........................  6,513     213,561
#   Noble Corp. P.L.C................................. 13,357     159,616
    Noble Energy, Inc.................................  7,041     248,054
    Occidental Petroleum Corp......................... 23,546   1,652,929
    Phillips 66....................................... 24,421   1,941,469
    QEP Resources, Inc................................  6,325      87,791
    Tesoro Corp.......................................  7,498     729,855
#   Transocean, Ltd................................... 18,781     249,036
    Valero Energy Corp................................ 31,170   2,044,752
#*  Weatherford International P.L.C................... 33,839     361,401
*   Whiting Petroleum Corp............................  4,361      89,357
                                                              -----------
Total Energy..........................................         37,497,041
                                                              -----------
Financials -- (21.0%)
    ACE, Ltd..........................................  3,061     332,945
    Aflac, Inc........................................ 14,076     901,568
*   Alleghany Corp....................................    328     159,451
    Allied World Assurance Co. Holdings AG............  7,389     312,259
    Allstate Corp. (The).............................. 16,538   1,140,295
*   Ally Financial, Inc............................... 12,391     282,143
    American Financial Group, Inc.....................  6,402     441,418
    American International Group, Inc................. 41,026   2,630,587

                                     1689

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
Financials -- (Continued)
    Assurant, Inc.....................................   5,034 $  375,536
    Assured Guaranty, Ltd.............................   9,186    224,690
    Axis Capital Holdings, Ltd........................   7,502    431,815
    Bank of America Corp.............................. 186,342  3,331,795
    Bank of New York Mellon Corp. (The)...............  32,296  1,401,646
    BB&T Corp.........................................  14,705    592,170
#   BOK Financial Corp................................     248     16,482
    Capital One Financial Corp........................  25,034  2,035,264
    Chubb Corp. (The).................................   3,447    428,566
#   Cincinnati Financial Corp.........................   3,619    199,805
    CIT Group, Inc....................................   3,856    181,386
    Citigroup, Inc....................................  49,928  2,918,791
    City National Corp................................     432     38,841
    CME Group, Inc....................................   8,016    769,857
    CNA Financial Corp................................   3,404    134,866
    Comerica, Inc.....................................   1,994     94,575
    Everest Re Group, Ltd.............................   3,039    556,502
    Fifth Third Bancorp...............................  38,251    805,949
*   Genworth Financial, Inc. Class A..................  31,131    218,228
    Goldman Sachs Group, Inc. (The)...................  18,638  3,822,095
    Hartford Financial Services Group, Inc. (The).....  33,061  1,572,051
    HCC Insurance Holdings, Inc.......................   3,427    264,427
    Huntington Bancshares, Inc........................  18,674    217,926
    Investors Bancorp, Inc............................   4,600     56,028
    JPMorgan Chase & Co............................... 124,231  8,513,550
    KeyCorp...........................................  23,465    348,221
    Legg Mason, Inc...................................   6,487    320,069
    Leucadia National Corp............................   6,361    149,611
    Lincoln National Corp.............................  13,849    779,976
    Loews Corp........................................  15,312    583,540
#   M&T Bank Corp.....................................   3,210    420,991
*   Markel Corp.......................................     150    133,462
    MetLife, Inc......................................  19,163  1,068,146
    Morgan Stanley....................................  30,821  1,197,088
    NASDAQ OMX Group, Inc. (The)......................   8,336    425,386
#   New York Community Bancorp, Inc...................   8,999    171,251
    Old Republic International Corp...................  10,600    177,338
    PartnerRe, Ltd....................................   3,457    470,014
#   People's United Financial, Inc....................   5,909     96,139
    PNC Financial Services Group, Inc. (The)..........  14,386  1,412,417
    Principal Financial Group, Inc....................  19,102  1,060,352
    Prudential Financial, Inc.........................   7,478    660,756
    Regions Financial Corp............................  64,536    670,529
    Reinsurance Group of America, Inc.................   3,963    382,509
#   RenaissanceRe Holdings, Ltd.......................   2,550    273,615
    SunTrust Banks, Inc...............................  16,243    720,215
    Travelers Cos., Inc. (The)........................  12,255  1,300,501
    Unum Group........................................  14,069    504,233
    Validus Holdings, Ltd.............................   2,919    135,296
    Voya Financial, Inc...............................   6,430    301,888
    Wells Fargo & Co..................................  35,850  2,074,639
    White Mountains Insurance Group, Ltd..............      28     19,768
    WR Berkley Corp...................................   1,827    101,800

                                     1690

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
    XL Group P.L.C....................................  13,379 $   508,670
#   Zions Bancorporation..............................   9,905     308,937
                                                               -----------
Total Financials......................................          52,180,864
                                                               -----------
Health Care -- (11.4%)
    Aetna, Inc........................................  22,358   2,525,783
    Agilent Technologies, Inc.........................   8,299     339,844
*   Allergan P.L.C....................................   5,774   1,912,060
    Anthem, Inc.......................................  16,612   2,562,733
*   Bio-Rad Laboratories, Inc. Class A................     250      37,685
*   Boston Scientific Corp............................  73,476   1,274,074
*   Brookdale Senior Living, Inc......................   2,930      97,071
    Cigna Corp........................................   3,904     562,410
*   Community Health Systems, Inc.....................   7,614     445,495
*   Express Scripts Holding Co........................  34,313   3,090,572
#*  Hologic, Inc......................................  16,558     689,806
    Humana, Inc.......................................   7,894   1,437,419
*   Mallinckrodt P.L.C................................   2,403     297,876
#   Omnicare, Inc.....................................   7,629     738,869
    Perrigo Co. P.L.C.................................   1,176     226,027
    Pfizer, Inc....................................... 245,670   8,858,860
    Quest Diagnostics, Inc............................   7,390     545,456
#   Teleflex, Inc.....................................   1,268     169,900
    Thermo Fisher Scientific, Inc.....................  12,191   1,701,010
    UnitedHealth Group, Inc...........................   7,685     932,959
                                                               -----------
Total Health Care.....................................          28,445,909
                                                               -----------
Industrials -- (10.7%)
#   ADT Corp. (The)...................................  14,301     493,813
*   AECOM.............................................   1,505      46,399
#   AGCO Corp.........................................   4,499     247,490
    Air Lease Corp....................................   1,717      60,696
    AMERCO............................................     167      60,015
#*  Avis Budget Group, Inc............................   7,249     314,824
    Carlisle Cos., Inc................................     938      94,982
#   Chicago Bridge & Iron Co. NV......................   2,039     108,352
#*  Colfax Corp.......................................   1,056      40,276
#   Copa Holdings SA Class A..........................     325      24,547
    CSX Corp..........................................  62,328   1,949,620
    Danaher Corp......................................   6,837     625,996
    Eaton Corp. P.L.C.................................  10,861     657,959
    FedEx Corp........................................   9,291   1,592,663
    General Electric Co............................... 279,473   7,294,245
*   Genesee & Wyoming, Inc. Class A...................   1,487     105,904
*   Hertz Global Holdings, Inc........................  18,247     310,017
#*  Jacobs Engineering Group, Inc.....................   5,998     252,636
#*  JetBlue Airways Corp..............................  30,632     703,923
#   Joy Global, Inc...................................   3,822     100,939
    Kansas City Southern..............................   2,236     221,789
    KAR Auction Services, Inc.........................   2,730     106,279
*   Kirby Corp........................................   1,288      93,264
    L-3 Communications Holdings, Inc..................   5,855     676,018

                                     1691

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
Industrials -- (Continued)
    Manpowergroup, Inc................................   2,235 $   202,223
    Nielsen NV........................................   5,163     250,199
    Norfolk Southern Corp.............................  18,657   1,573,345
    Northrop Grumman Corp.............................   8,332   1,441,519
    Orbital ATK, Inc..................................   1,859     131,896
#   Oshkosh Corp......................................     903      32,996
    Owens Corning.....................................   7,765     348,260
#   Pentair P.L.C.....................................  11,699     711,416
    Precision Castparts Corp..........................   2,454     478,334
*   Quanta Services, Inc..............................   9,951     274,847
    Republic Services, Inc............................  22,392     952,332
#   Ryder System, Inc.................................   3,042     275,362
    Southwest Airlines Co.............................  48,165   1,743,573
    Stanley Black & Decker, Inc.......................  12,730   1,342,888
    Timken Co. (The)..................................     410      13,686
#   Trinity Industries, Inc...........................   4,943     144,632
    Union Pacific Corp................................   3,324     324,389
    Waste Connections, Inc............................   4,456     223,379
                                                               -----------
Total Industrials.....................................          26,647,922
                                                               -----------
Information Technology -- (9.6%)
#   Activision Blizzard, Inc..........................  35,260     909,355
    Amdocs, Ltd.......................................   3,520     206,448
*   Arrow Electronics, Inc............................   8,344     485,204
    Avnet, Inc........................................  12,553     523,837
    Brocade Communications Systems, Inc...............  22,055     226,284
    CA, Inc...........................................  28,383     826,939
    Cisco Systems, Inc................................ 160,636   4,565,275
    Computer Sciences Corp............................   4,767     311,905
    Corning, Inc......................................  38,052     710,811
*   EchoStar Corp. Class A............................   2,788     129,419
    EMC Corp..........................................  74,107   1,992,737
    Fidelity National Information Services, Inc.......  17,792   1,164,131
#*  First Solar, Inc..................................   3,441     152,436
    Hewlett-Packard Co................................ 106,724   3,257,216
    IAC/InterActiveCorp...............................   5,222     403,452
*   Ingram Micro, Inc. Class A........................   9,505     258,821
    Intel Corp........................................  98,628   2,855,281
    Jabil Circuit, Inc................................  10,387     210,337
    Juniper Networks, Inc.............................  12,004     341,154
#   Lam Research Corp.................................   3,446     264,894
    Marvell Technology Group, Ltd.....................  12,733     158,398
#*  Micron Technology, Inc............................  38,087     704,990
*   NCR Corp..........................................   3,380      93,085
#   NVIDIA Corp.......................................  26,456     527,797
*   Qorvo, Inc........................................   1,200      69,540
    Symantec Corp.....................................  13,128     298,531
    Teradyne, Inc.....................................   7,460     143,680
    Western Digital Corp..............................   7,344     632,025
    Xerox Corp........................................  75,899     836,407

                                     1692

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Information Technology -- (Continued)
*   Yahoo!, Inc.......................................  14,597 $   535,272
                                                               -----------
Total Information Technology..........................          23,795,661
                                                               -----------
Materials -- (3.2%)
    Alcoa, Inc........................................  60,545     597,579
    Ashland, Inc......................................   3,460     395,547
    Bemis Co., Inc....................................     266      11,856
    CF Industries Holdings, Inc.......................   3,639     215,429
    Dow Chemical Co. (The)............................   9,559     449,846
    Eastman Chemical Co...............................   2,450     192,080
#   Freeport-McMoRan, Inc.............................  31,643     371,805
#   Huntsman Corp.....................................   1,555      29,545
    International Paper Co............................  20,011     957,927
#   Martin Marietta Materials, Inc....................   1,302     204,180
    Mosaic Co. (The)..................................  13,532     581,064
    Newmont Mining Corp...............................  30,670     526,604
    Nucor Corp........................................  22,932   1,012,218
#*  Platform Specialty Products Corp..................   3,669      85,378
    Reliance Steel & Aluminum Co......................   6,523     395,294
#   Royal Gold, Inc...................................     547      27,580
    Sonoco Products Co................................   3,298     136,141
    Steel Dynamics, Inc...............................  19,537     391,326
#   United States Steel Corp..........................   1,526      29,711
    Vulcan Materials Co...............................   6,936     631,315
*   WestRock Co.......................................  10,756     678,273
                                                               -----------
Total Materials.......................................           7,920,698
                                                               -----------
Telecommunication Services -- (4.3%)
    AT&T, Inc......................................... 261,916   9,098,962
    CenturyLink, Inc..................................  26,325     752,895
#   Frontier Communications Corp......................  52,082     245,827
#*  Sprint Corp.......................................  33,154     111,729
*   T-Mobile US, Inc..................................  11,931     485,114
#*  United States Cellular Corp.......................   1,987      73,956
#   Windstream Holdings, Inc..........................   4,642      22,514
                                                               -----------
Total Telecommunication Services......................          10,790,997
                                                               -----------
Utilities -- (0.4%)
*   Calpine Corp......................................  17,216     315,053
*   Dynegy, Inc.......................................   3,060      79,713
#   NRG Energy, Inc...................................  20,677     464,199

                                     1693

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Utilities -- (Continued)
      UGI Corp.........................................     5,227 $    190,994
                                                                  ------------
Total Utilities........................................              1,049,959
                                                                  ------------
TOTAL COMMON STOCKS....................................            233,063,695
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.114%.........................................   722,521      722,521
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund................... 1,301,484   15,058,164
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $193,108,023)^^....           $248,844,380
                                                                  ============

                                     1694

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------
                                      LEVEL 1      LEVEL 2   LEVEL 3     TOTAL
                                    ------------ ----------- -------- ------------
Common Stocks
   Consumer Discretionary.......... $ 33,021,559          --       -- $ 33,021,559
   Consumer Staples................   11,713,085          --       --   11,713,085
   Energy..........................   37,497,041          --       --   37,497,041
   Financials......................   52,180,864          --       --   52,180,864
   Health Care.....................   28,445,909          --       --   28,445,909
   Industrials.....................   26,647,922          --       --   26,647,922
   Information Technology..........   23,795,661          --       --   23,795,661
   Materials.......................    7,920,698          --       --    7,920,698
   Telecommunication Services......   10,790,997          --       --   10,790,997
   Utilities.......................    1,049,959          --       --    1,049,959
Temporary Cash Investments.........      722,521          --       --      722,521
Securities Lending Collateral......           -- $15,058,164       --   15,058,164
                                    ------------ ----------- -------- ------------
TOTAL.............................. $233,786,216 $15,058,164       -- $248,844,380
                                    ============ =========== ======== ============

                                     1695

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES   VALUE++
                                                       ------- ----------
COMMON STOCKS -- (95.8%)

AUSTRALIA -- (5.6%)
    Alumina, Ltd......................................  72,510 $   78,415
    Asciano, Ltd......................................  70,340    417,552
    Aurizon Holdings, Ltd.............................  14,356     55,491
    Australia & New Zealand Banking Group, Ltd........     914     21,797
    Bank of Queensland, Ltd...........................  10,621    106,516
    Bendigo & Adelaide Bank, Ltd......................  13,496    129,472
#   BHP Billiton, Ltd.................................  94,913  1,832,524
    BHP Billiton, Ltd. Sponsored ADR..................   1,200     46,044
    BlueScope Steel, Ltd..............................  19,752     52,174
    Boral, Ltd........................................  28,197    136,587
    CIMIC Group, Ltd..................................   1,194     20,714
    Echo Entertainment Group, Ltd.....................  17,525     64,166
#   Fortescue Metals Group, Ltd....................... 214,276    289,559
    Incitec Pivot, Ltd................................  50,399    133,160
    Lend Lease Group..................................   7,764     88,195
    Macquarie Group, Ltd..............................  17,854  1,068,609
#   Metcash, Ltd......................................  16,815     14,090
    National Australia Bank, Ltd......................   8,153    206,914
    New Hope Corp., Ltd...............................   2,727      3,808
*   Newcrest Mining, Ltd..............................  38,406    317,683
    Oil Search, Ltd...................................   8,897     48,402
#   Orica, Ltd........................................   8,211    115,011
    Origin Energy, Ltd................................  25,665    212,368
#   Primary Health Care, Ltd..........................  19,378     65,063
*   Qantas Airways, Ltd...............................  47,388    129,493
#   QBE Insurance Group, Ltd..........................  46,090    490,265
    Rio Tinto, Ltd....................................  14,120    542,451
    Santos, Ltd.......................................  67,604    364,497
    Seven West Media, Ltd.............................   7,317      4,830
#   Sims Metal Management, Ltd........................   3,933     27,060
*   South32, Ltd......................................  38,453     50,171
*   South32, Ltd. ADR.................................     480      3,058
    Suncorp Group, Ltd................................  40,680    423,476
    Tabcorp Holdings, Ltd.............................  28,474    100,605
    Tatts Group, Ltd..................................  55,658    161,638
    Treasury Wine Estates, Ltd........................  19,296     81,083
    Wesfarmers, Ltd...................................  31,794    984,059
    Woodside Petroleum, Ltd...........................  36,000    936,058
    WorleyParsons, Ltd................................   2,603     17,459
                                                               ----------
TOTAL AUSTRALIA.......................................          9,840,517
                                                               ----------
AUSTRIA -- (0.2%)
*   Erste Group Bank AG...............................   6,449    194,056
    OMV AG............................................   3,250     86,370
*   Raiffeisen Bank International AG..................   3,171     46,475
                                                               ----------
TOTAL AUSTRIA.........................................            326,901
                                                               ----------
BELGIUM -- (1.4%)
    Ageas.............................................   7,291    300,183
    Colruyt SA........................................   2,398    116,423
    Delhaize Group....................................   6,502    588,691

                                     1696

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
BELGIUM -- (Continued)
    KBC Groep NV......................................  7,048 $  491,459
    Proximus..........................................  3,904    147,166
    Solvay SA.........................................  3,964    530,313
    UCB SA............................................  1,386    107,245
    Umicore SA........................................  5,531    242,303
                                                              ----------
TOTAL BELGIUM.........................................         2,523,783
                                                              ----------
CANADA -- (6.9%)
    Agnico Eagle Mines, Ltd........................... 14,302    316,503
    Agrium, Inc.......................................  4,619    472,339
    Bank of Montreal.................................. 14,962    835,927
    Barrick Gold Corp.(2024644).......................  5,399     38,185
    Barrick Gold Corp.(067901108)..................... 59,083    417,126
*   BlackBerry, Ltd.(09228F103).......................  7,330     56,698
#*  BlackBerry, Ltd.(BCBHZ31).........................  4,071     31,563
#   Bonavista Energy Corp.............................  4,088     15,316
    Cameco Corp.......................................  9,496    130,380
    Canadian Natural Resources, Ltd.(136385101)....... 45,525  1,109,900
    Canadian Natural Resources, Ltd.(2171573).........  2,781     67,874
    Canadian Oil Sands, Ltd........................... 38,132    217,506
    Canadian Tire Corp., Ltd. Class A.................  4,617    460,306
    Cenovus Energy, Inc............................... 31,747    462,871
    Crescent Point Energy Corp.(22576C101)............  7,762    117,827
#   Crescent Point Energy Corp.(B67C8W8).............. 10,465    158,513
    Eldorado Gold Corp................................ 15,995     55,023
    Empire Co., Ltd...................................  1,800    121,665
    Encana Corp....................................... 50,824    385,754
    Enerplus Corp.(292766102).........................  4,121     25,674
#   Enerplus Corp.(B584T89)...........................  4,340     27,576
    Ensign Energy Services, Inc.......................  3,653     28,294
    Fairfax Financial Holdings, Ltd...................  1,347    649,621
    First Quantum Minerals, Ltd....................... 28,330    226,362
#   Genworth MI Canada, Inc...........................  2,485     58,807
    George Weston, Ltd................................  2,595    217,942
    Goldcorp, Inc.(380956409).........................  6,890     91,499
    Goldcorp, Inc.(2676302)...........................  4,000     53,370
#   Husky Energy, Inc................................. 13,710    250,331
#   Industrial Alliance Insurance & Financial
      Services, Inc...................................  4,074    137,217
*   Kinross Gold Corp................................. 34,783     63,829
*   Lundin Mining Corp................................ 15,090     54,460
    Manulife Financial Corp.(56501R106)............... 21,300    377,649
    Manulife Financial Corp.(2492519)................. 36,620    648,764
    Maple Leaf Foods, Inc.............................  2,967     51,475
*   MEG Energy Corp................................... 13,398    143,625
#   Pacific Rubiales Energy Corp...................... 15,451     43,121
    Pan American Silver Corp.(697900108)..............  3,470     21,653
    Pan American Silver Corp.(2669272)................  1,700     10,594
#   Pengrowth Energy Corp............................. 20,774     33,198
#   Penn West Petroleum, Ltd.......................... 13,997     19,157
#   Precision Drilling Corp.(B5YPLH9).................  8,434     42,884
    Precision Drilling Corp.(74022D308)...............  9,607     48,900
    Sun Life Financial, Inc........................... 15,204    496,279
    Suncor Energy, Inc.(867224107).................... 18,573    523,016

                                     1697

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
CANADA -- (Continued)
    Suncor Energy, Inc.(B3NB1P2)...................... 44,654 $ 1,257,830
    Teck Resources, Ltd. Class B(878742204)...........  3,149      23,114
    Teck Resources, Ltd. Class B(2879327)............. 14,790     108,902
#   Thomson Reuters Corp.............................. 10,002     404,944
*   Tourmaline Oil Corp...............................  1,640      40,553
#   TransAlta Corp.(2901628)..........................  7,800      49,441
    TransAlta Corp.(89346D107)........................  8,273      52,368
    Trican Well Service, Ltd..........................  3,300       7,090
*   Turquoise Hill Resources, Ltd..................... 38,520     131,066
#   Whitecap Resources, Inc........................... 12,035     104,904
    WSP Global, Inc...................................  1,503      50,359
    Yamana Gold, Inc.................................. 24,000      47,528
                                                              -----------
TOTAL CANADA..........................................         12,094,672
                                                              -----------
DENMARK -- (1.6%)
    AP Moeller--Maersk A.S. Class A...................    131     216,521
    AP Moeller--Maersk A.S. Class B...................    250     425,897
    Carlsberg A.S. Class B............................  4,901     427,002
    Danske Bank A.S...................................  8,215     256,838
    DSV A.S...........................................  5,771     197,538
#   FLSmidth & Co. A.S................................  1,010      45,285
*   H Lundbeck A.S....................................  1,633      38,625
    ISS A.S...........................................  2,254      77,779
*   Jyske Bank A.S....................................  2,448     127,901
    Rockwool International A.S. Class B...............    152      22,678
    TDC A.S........................................... 49,354     372,314
    Vestas Wind Systems A.S........................... 10,367     566,324
*   William Demant Holding A.S........................    618      47,125
                                                              -----------
TOTAL DENMARK.........................................          2,821,827
                                                              -----------
FINLAND -- (0.7%)
    Fortum Oyj........................................ 26,133     458,862
    Kesko Oyj Class B.................................  1,844      71,775
    Neste Oyj.........................................  5,449     151,815
    Stora Enso Oyj Class R............................ 36,977     348,144
    UPM-Kymmene Oyj................................... 12,967     239,523
                                                              -----------
TOTAL FINLAND.........................................          1,270,119
                                                              -----------
FRANCE -- (8.6%)
    AXA SA............................................ 58,284   1,534,922
    BNP Paribas SA.................................... 24,113   1,568,485
    Bollore SA........................................ 23,739     131,490
    Bouygues SA....................................... 12,585     462,313
    Casino Guichard Perrachon SA......................  3,630     269,399
#   Cie de Saint-Gobain............................... 28,826   1,365,698
    Cie Generale des Etablissements Michelin..........  2,923     286,128
    CNP Assurances.................................... 11,476     192,874
    Credit Agricole SA................................ 13,214     207,917
    Eiffage SA........................................    524      31,515
    Electricite de France SA..........................  7,469     177,746
    Engie............................................. 54,144   1,038,346
    Lagardere SCA.....................................  3,345     100,038

                                     1698

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
FRANCE -- (Continued)
    Natixis SA........................................  40,129 $   294,516
    Orange SA.........................................  71,308   1,173,034
*   Peugeot SA........................................  26,590     531,899
    Renault SA........................................  13,073   1,203,470
    Rexel SA..........................................  12,216     192,386
    SCOR SE...........................................   5,636     215,974
    Societe Generale SA...............................  28,955   1,421,733
    STMicroelectronics NV.............................  35,091     274,022
    Total SA..........................................  47,094   2,323,757
    Vallourec SA......................................   5,254      85,981
    Vicat.............................................      80       5,950
    Vivendi SA........................................   4,646     122,095
                                                               -----------
TOTAL FRANCE..........................................          15,211,688
                                                               -----------
GERMANY -- (7.6%)
    Allianz SE........................................  12,806   2,097,783
    Allianz SE ADR....................................  37,493     614,885
    Bayerische Motoren Werke AG.......................  13,666   1,370,368
    Bilfinger SE......................................     437      18,049
*   Commerzbank AG....................................  25,181     325,655
    Daimler AG........................................  35,257   3,153,946
    Deutsche Bank AG(5750355).........................  17,944     630,370
    Deutsche Bank AG(D18190898).......................   9,646     337,803
*   Deutsche Lufthansa AG.............................  13,926     189,187
    E.ON SE...........................................  37,082     489,715
    Fraport AG Frankfurt Airport Services Worldwide...   2,342     153,769
    Hannover Rueck SE.................................   1,277     135,574
    HeidelbergCement AG...............................   7,157     545,082
    K+S AG............................................   8,296     340,386
    Metro AG..........................................   8,271     260,395
    Muenchener Rueckversicherungs-Gesellschaft AG.....   4,588     843,176
    Osram Licht AG....................................   3,077     174,800
    RWE AG............................................  60,150   1,252,721
*   Talanx AG.........................................   3,757     119,883
    Telefonica Deutschland Holding AG.................  19,601     121,568
    Volkswagen AG.....................................   1,159     234,426
                                                               -----------
TOTAL GERMANY.........................................          13,409,541
                                                               -----------
HONG KONG -- (2.7%)
    Cathay Pacific Airways, Ltd.......................  75,000     177,269
*   Cheung Kong Property Holdings, Ltd................  46,512     387,585
    CK Hutchison Holdings, Ltd........................  46,512     690,400
    FIH Mobile, Ltd...................................  20,000      10,448
    Guoco Group, Ltd..................................   1,000      11,348
    Hang Lung Group, Ltd..............................  32,000     144,646
    Hang Lung Properties, Ltd......................... 103,000     295,478
    Henderson Land Development Co., Ltd...............  18,416     121,752
    Hongkong & Shanghai Hotels, Ltd. (The)............  19,052      25,291
    Hopewell Holdings, Ltd............................  19,000      65,544
    Kerry Logistics Network, Ltd......................   7,750      11,986
    Kerry Properties, Ltd.............................  26,500      98,926
    MTR Corp., Ltd....................................  52,000     231,503

                                     1699

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
HONG KONG -- (Continued)
    New World Development Co., Ltd.................... 424,737 $  512,887
    NWS Holdings, Ltd.................................  32,000     47,852
    Orient Overseas International, Ltd................   9,000     44,582
    Shangri-La Asia, Ltd..............................  76,000     97,875
    Sino Land Co., Ltd................................  73,388    114,060
    Sun Hung Kai Properties, Ltd......................  31,362    481,244
    Swire Pacific, Ltd. Class A.......................  29,500    378,182
    Swire Pacific, Ltd. Class B.......................  22,500     52,987
    Wharf Holdings, Ltd. (The)........................  52,635    334,052
    Wheelock & Co., Ltd...............................  53,000    272,522
    Yue Yuen Industrial Holdings, Ltd.................  15,000     48,825
                                                               ----------
TOTAL HONG KONG.......................................          4,657,244
                                                               ----------
IRELAND -- (0.2%)
*   Bank of Ireland................................... 522,026    219,243
*   Bank of Ireland Sponsored ADR.....................   5,075     85,006
    CRH P.L.C. Sponsored ADR..........................   3,656    108,620
                                                               ----------
TOTAL IRELAND.........................................            412,869
                                                               ----------
ISRAEL -- (0.6%)
    Azrieli Group.....................................     963     39,980
    Bank Hapoalim BM..................................  64,982    361,304
*   Bank Leumi Le-Israel BM...........................  45,259    197,384
*   Israel Discount Bank, Ltd. Class A................  34,311     69,290
    Mizrahi Tefahot Bank, Ltd.........................   9,872    126,656
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR   3,769    260,136
                                                               ----------
TOTAL ISRAEL..........................................          1,054,750
                                                               ----------
ITALY -- (1.4%)
*   Banca Monte dei Paschi di Siena SpA...............  53,549    106,413
*   Banco Popolare SC.................................   4,918     85,150
    Eni SpA...........................................  17,085    298,998
*   Finmeccanica SpA..................................   2,138     30,807
    Mediobanca SpA....................................   8,897     96,959
*   Telecom Italia SpA................................  56,405     74,743
#*  Telecom Italia SpA Sponsored ADR..................  21,000    277,200
    UniCredit SpA..................................... 169,846  1,126,298
    Unione di Banche Italiane SCPA....................  54,245    439,967
                                                               ----------
TOTAL ITALY...........................................          2,536,535
                                                               ----------
JAPAN -- (21.8%)
    77 Bank, Ltd. (The)...............................   9,000     58,553
    Aeon Co., Ltd.....................................  43,800    669,297
    Aisin Seiki Co., Ltd..............................   9,200    372,958
    Alfresa Holdings Corp.............................   4,900     82,062
    Amada Holdings Co., Ltd...........................   8,800     86,197
    Aoyama Trading Co., Ltd...........................   1,900     75,482
    Asahi Glass Co., Ltd..............................  26,000    152,328
    Asahi Kasei Corp..................................  59,000    448,181
    Bank of Kyoto, Ltd. (The).........................   8,000     94,329
    Bank of Yokohama, Ltd. (The)......................  46,000    292,286
    Canon Marketing Japan, Inc........................   2,000     31,625

                                     1700

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Chiba Bank, Ltd. (The)............................  22,000 $  175,295
    Chugoku Bank, Ltd. (The)..........................   4,700     73,414
    Citizen Holdings Co., Ltd.........................  11,700     78,055
    Coca-Cola East Japan Co., Ltd.....................   2,800     51,520
    Coca-Cola West Co., Ltd...........................   2,800     56,399
    COMSYS Holdings Corp..............................   4,600     69,737
*   Cosmo Oil Co., Ltd................................  34,000     55,062
    Dai Nippon Printing Co., Ltd......................  23,000    255,211
    Dai-ichi Life Insurance Co., Ltd. (The)...........  22,700    461,091
    Daido Steel Co., Ltd..............................  15,000     56,889
#   Daihatsu Motor Co., Ltd...........................   9,500    134,916
    Daiichi Sankyo Co., Ltd...........................  14,700    301,014
    Denki Kagaku Kogyo K.K............................  16,000     66,536
    DIC Corp..........................................  25,000     58,830
    Ebara Corp........................................  55,000    249,557
    Fuji Media Holdings, Inc..........................   1,800     23,218
    FUJIFILM Holdings Corp............................  11,500    456,075
    Fujikura, Ltd.....................................   5,000     26,469
    Fukuoka Financial Group, Inc......................  22,000    113,066
    Fukuyama Transporting Co., Ltd....................   8,000     41,097
    Furukawa Electric Co., Ltd........................  19,000     31,533
    Glory, Ltd........................................   1,200     34,892
    Gunma Bank, Ltd. (The)............................  12,000     89,178
    H2O Retailing Corp................................   6,200    129,393
    Hachijuni Bank, Ltd. (The)........................  15,000    116,410
    Hankyu Hanshin Holdings, Inc......................  33,000    208,461
    Hiroshima Bank, Ltd. (The)........................  18,000    105,486
    Hitachi Capital Corp..............................   6,500    176,561
    Hitachi Chemical Co., Ltd.........................   4,000     70,732
    Hitachi Construction Machinery Co., Ltd...........   7,000    116,385
    Hitachi Transport System, Ltd.....................     900     16,224
    Hitachi, Ltd......................................  12,000     77,745
    Hokkoku Bank, Ltd. (The)..........................   2,000      7,286
    Hokuhoku Financial Group, Inc.....................  46,000    108,604
    Honda Motor Co., Ltd..............................  56,200  1,888,179
    House Foods Group, Inc............................   1,600     32,330
    Ibiden Co., Ltd...................................   5,300     87,625
    Idemitsu Kosan Co., Ltd...........................   4,300     79,038
    Iida Group Holdings Co., Ltd......................  12,500    219,406
    Inpex Corp........................................  25,900    281,422
    ITOCHU Corp.......................................  54,600    668,404
    Iyo Bank, Ltd. (The)..............................   7,000     88,998
    J Front Retailing Co., Ltd........................  13,000    244,230
    JFE Holdings, Inc.................................  18,100    338,938
    Joyo Bank, Ltd. (The).............................  12,000     70,974
    JSR Corp..........................................   6,800    113,154
    JX Holdings, Inc.................................. 107,227    457,084
    K's Holdings Corp.................................     700     22,256
    Kagoshima Bank, Ltd. (The)........................   5,000     34,181
    Kamigumi Co., Ltd.................................   8,000     75,246
    Kaneka Corp.......................................  36,000    259,738
#   Kawasaki Kisen Kaisha, Ltd........................  60,000    133,949
    Keiyo Bank, Ltd. (The)............................   4,000     20,184

                                     1701

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Kinden Corp.......................................   2,000 $   26,657
    Kirin Holdings Co., Ltd...........................   8,000    123,007
    Kobe Steel, Ltd................................... 220,000    340,296
    Konica Minolta, Inc...............................  27,100    337,750
    Kuraray Co., Ltd..................................  19,600    231,060
    Kyocera Corp......................................   4,000    205,958
    LIXIL Group Corp..................................   9,000    180,432
    Marubeni Corp.....................................  48,000    266,760
    Marui Group Co., Ltd..............................   6,000     83,890
    Matsumotokiyoshi Holdings Co., Ltd................   1,400     67,567
    Medipal Holdings Corp.............................   4,200     74,781
    Mitsubishi Chemical Holdings Corp.................  92,900    606,321
    Mitsubishi Corp...................................  18,700    403,486
    Mitsubishi Gas Chemical Co., Inc..................  11,000     61,021
    Mitsubishi Heavy Industries, Ltd..................  55,000    290,794
    Mitsubishi Logistics Corp.........................   2,000     29,058
    Mitsubishi Materials Corp.........................  64,000    231,684
    Mitsubishi UFJ Financial Group, Inc............... 360,700  2,624,845
    Mitsui & Co., Ltd.................................  22,900    297,132
    Mitsui Chemicals, Inc.............................  49,000    183,530
    Mitsui Engineering & Shipbuilding Co., Ltd........   8,000     13,929
    Mitsui Mining & Smelting Co., Ltd.................  21,000     51,629
#   Mitsui OSK Lines, Ltd.............................  53,000    158,956
    Mizuho Financial Group, Inc....................... 863,500  1,882,870
    MS&AD Insurance Group Holdings, Inc...............   9,350    294,453
    Nagase & Co., Ltd.................................   2,000     25,505
    Nanto Bank, Ltd. (The)............................   3,000     10,105
    NEC Corp.......................................... 129,000    412,004
    NHK Spring Co., Ltd...............................   8,700     92,151
#   Nikon Corp........................................  12,600    149,873
    Nippo Corp........................................   2,000     35,181
    Nippon Electric Glass Co., Ltd....................  14,000     67,932
    Nippon Express Co., Ltd...........................  56,000    296,030
    Nippon Paper Industries Co., Ltd..................   4,100     67,273
    Nippon Shokubai Co., Ltd..........................  11,000    162,455
    Nippon Steel & Sumitomo Metal Corp................ 282,185    666,541
    Nippon Yusen K.K.................................. 101,000    276,092
    Nishi-Nippon City Bank, Ltd. (The)................  18,000     54,664
    Nissan Motor Co., Ltd.............................  89,500    851,550
    Nissan Shatai Co., Ltd............................   1,200     15,209
    Nisshin Seifun Group, Inc.........................   6,360     91,155
    Nisshin Steel Co., Ltd............................   2,300     26,608
    Nisshinbo Holdings, Inc...........................   3,000     33,234
    NOK Corp..........................................   2,600     76,157
    Nomura Holdings, Inc..............................  63,200    452,569
    Nomura Real Estate Holdings, Inc..................   3,000     59,826
    NTN Corp..........................................  23,000    130,601
    NTT DOCOMO, Inc...................................  51,400  1,085,328
    Obayashi Corp.....................................  34,000    261,672
    Oji Holdings Corp.................................  46,000    201,126
    Onward Holdings Co., Ltd..........................   2,000     12,962
    Otsuka Holdings Co., Ltd..........................   6,900    247,744
    Rengo Co., Ltd....................................   6,000     23,230

                                     1702

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Resona Holdings, Inc..............................  31,600 $  173,728
    Ricoh Co., Ltd....................................  48,900    482,435
    Rohm Co., Ltd.....................................   2,400    138,764
    Sankyo Co., Ltd...................................   1,800     68,272
    SBI Holdings, Inc.................................   7,180     99,706
    Seino Holdings Co., Ltd...........................   5,000     57,508
    Sekisui House, Ltd................................  32,800    487,251
    Shiga Bank, Ltd. (The)............................   4,000     21,287
    Shinsei Bank, Ltd................................. 116,000    253,431
    Shizuoka Bank, Ltd. (The).........................   4,000     45,182
    Showa Denko KK....................................  77,000     94,919
    Showa Shell Sekiyu K.K............................   3,900     36,623
    SKY Perfect JSAT Holdings, Inc....................   2,300     11,546
    Sojitz Corp.......................................  34,370     79,300
    Sompo Japan Nipponkoa Holdings, Inc...............   5,600    197,304
*   Sony Corp.........................................   7,400    209,763
*   Sony Corp. Sponsored ADR..........................   7,860    222,831
    Sumitomo Bakelite Co., Ltd........................   2,000      8,367
    Sumitomo Chemical Co., Ltd........................  98,000    559,047
    Sumitomo Corp.....................................  14,200    161,203
    Sumitomo Dainippon Pharma Co., Ltd................   4,300     51,420
    Sumitomo Electric Industries, Ltd.................  40,400    602,553
    Sumitomo Forestry Co., Ltd........................   6,300     74,713
    Sumitomo Heavy Industries, Ltd....................  21,000    105,988
    Sumitomo Metal Mining Co., Ltd....................  18,000    242,014
    Sumitomo Mitsui Financial Group, Inc..............  46,800  2,110,399
    Sumitomo Mitsui Trust Holdings, Inc...............  90,030    418,155
    Sumitomo Osaka Cement Co., Ltd....................  14,000     52,489
    Sumitomo Rubber Industries, Ltd...................   7,600    114,517
    Suzuken Co., Ltd..................................   2,100     74,305
    Suzuki Motor Corp.................................  10,200    355,082
    T&D Holdings, Inc.................................  36,900    561,904
    Takashimaya Co., Ltd..............................  22,000    210,455
    TDK Corp..........................................   7,700    538,419
    Teijin, Ltd.......................................  59,000    215,331
    Tokai Rika Co., Ltd...............................   6,700    168,344
    Tokio Marine Holdings, Inc........................   8,300    345,637
    Tokyo Broadcasting System Holdings, Inc...........   1,700     24,773
    Toppan Printing Co., Ltd..........................  14,000    121,659
    Toshiba Corp...................................... 114,000    348,440
    Toshiba TEC Corp..................................  10,000     52,439
    Tosoh Corp........................................  31,000    161,606
    Toyo Seikan Group Holdings, Ltd...................   5,100     79,468
    Toyoda Gosei Co., Ltd.............................   6,400    141,418
    Toyota Tsusho Corp................................  14,000    354,878
    TS Tech Co., Ltd..................................   1,800     50,762
    TV Asahi Holdings Corp............................     700     10,965
    Ube Industries, Ltd...............................  42,000     73,458
    UNY Group Holdings Co., Ltd.......................   5,300     36,626
    Ushio, Inc........................................   4,100     50,232
    Wacoal Holdings Corp..............................   2,000     25,523
#   Yamada Denki Co., Ltd.............................  30,900    118,073
#   Yamaguchi Financial Group, Inc....................   6,000     80,108

                                     1703

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
JAPAN -- (Continued)
    Yamaha Corp.......................................   4,400 $   103,558
    Yamato Kogyo Co., Ltd.............................   1,600      37,562
    Yamazaki Baking Co., Ltd..........................   4,000      63,725
    Yokohama Rubber Co., Ltd. (The)...................   3,000      59,331
    Zeon Corp.........................................  17,000     164,705
                                                               -----------
TOTAL JAPAN...........................................          38,333,119
                                                               -----------
NETHERLANDS -- (2.8%)
    Aegon NV..........................................  45,720     351,666
    ArcelorMittal(B03XPL1)............................  36,292     327,586
    ArcelorMittal(B295F26)............................  31,129     280,784
    Boskalis Westminster NV...........................   3,998     195,332
*   Fugro NV..........................................   1,469      30,727
    ING Groep NV......................................  95,778   1,628,911
    ING Groep NV Sponsored ADR........................  18,092     307,202
    Koninklijke DSM NV................................  11,324     646,255
#   Koninklijke KPN NV................................  50,188     198,297
    Koninklijke Philips NV(5986622)...................  19,984     556,878
    Koninklijke Philips NV(500472303).................  12,285     341,646
    TNT Express NV....................................   3,513      29,400
                                                               -----------
TOTAL NETHERLANDS.....................................           4,894,684
                                                               -----------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............  10,500      37,479
    Contact Energy, Ltd...............................  18,001      58,804
    Fletcher Building, Ltd............................  12,046      62,946
                                                               -----------
TOTAL NEW ZEALAND.....................................             159,229
                                                               -----------
NORWAY -- (0.6%)
    DNB ASA...........................................   7,335     119,578
    Norsk Hydro ASA...................................  34,901     130,153
    Petroleum Geo-Services ASA........................   2,320      10,564
#   Seadrill, Ltd.....................................  14,728     131,226
    Statoil ASA.......................................  24,197     407,929
*   Storebrand ASA....................................  20,270      81,646
*   Subsea 7 SA.......................................   8,987      78,738
    Yara International ASA............................   1,746      86,871
                                                               -----------
TOTAL NORWAY..........................................           1,046,705
                                                               -----------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA...........................  40,541          --
    EDP Renovaveis SA.................................  19,278     141,058
                                                               -----------
TOTAL PORTUGAL........................................             141,058
                                                               -----------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd...................................  41,200      96,683
    City Developments, Ltd............................  15,800     107,532
    DBS Group Holdings, Ltd...........................   3,592      52,882
    Golden Agri-Resources, Ltd........................ 242,500      55,650
    Hutchison Port Holdings Trust..................... 275,100     165,111
*   Neptune Orient Lines, Ltd.........................   7,000       4,723
    Noble Group, Ltd.................................. 225,000      74,671

                                     1704

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SINGAPORE -- (Continued)
    Olam International, Ltd...........................  13,000 $   17,421
    OUE, Ltd..........................................   3,000      4,235
    Oversea-Chinese Banking Corp., Ltd................  52,300    392,201
    SembCorp Industries, Ltd..........................  40,700    105,861
    Singapore Airlines, Ltd...........................  32,200    251,898
    United Industrial Corp., Ltd......................  24,000     58,601
    UOL Group, Ltd....................................  23,399    114,315
    Venture Corp., Ltd................................  10,000     57,220
    Wilmar International, Ltd.........................  50,800    118,459
                                                               ----------
TOTAL SINGAPORE.......................................          1,677,463
                                                               ----------
SPAIN -- (2.6%)
    Acciona SA........................................     930     75,160
    Banco de Sabadell SA.............................. 242,566    552,628
    Banco Popular Espanol SA..........................  50,495    231,895
    Banco Santander SA................................ 142,119    982,709
    CaixaBank SA......................................  35,080    156,548
    Iberdrola SA...................................... 247,528  1,745,876
    Mapfre SA.........................................  66,932    215,443
    Repsol SA.........................................  40,350    678,139
                                                               ----------
TOTAL SPAIN...........................................          4,638,398
                                                               ----------
SWEDEN -- (3.1%)
    Boliden AB........................................  20,869    385,382
    ICA Gruppen AB....................................   1,636     59,705
    Meda AB Class A...................................  11,227    182,951
    Nordea Bank AB....................................  52,591    654,801
    Saab AB Class B...................................     854     20,593
    Skandinaviska Enskilda Banken AB Class A..........  60,757    731,421
#*  SSAB AB Class A...................................   5,533     26,343
*   SSAB AB Class B...................................   2,545     10,568
    Svenska Cellulosa AB SCA Class A..................     318      9,024
    Svenska Cellulosa AB SCA Class B..................  37,150  1,057,082
    Svenska Handelsbanken AB Class A..................  20,373    311,795
    Swedbank AB Class A...............................  12,977    303,975
    Tele2 AB Class B..................................  18,428    191,788
    Telefonaktiebolaget LM Ericsson Class A...........     164      1,650
    Telefonaktiebolaget LM Ericsson Class B...........  57,559    615,424
    Telefonaktiebolaget LM Ericsson Sponsored ADR.....  27,013    289,850
    TeliaSonera AB.................................... 101,066    614,201
                                                               ----------
TOTAL SWEDEN..........................................          5,466,553
                                                               ----------
SWITZERLAND -- (8.9%)
    ABB, Ltd..........................................  78,240  1,591,403
    Adecco SA.........................................   9,646    805,079
    Aryzta AG.........................................   5,172    262,415
    Baloise Holding AG................................   2,271    289,344
    Cie Financiere Richemont SA.......................  11,169    964,035
    Clariant AG.......................................  19,316    385,320
    Credit Suisse Group AG............................  36,231  1,068,843
*   Dufry AG..........................................     338     46,872
    Helvetia Holding AG...............................      59     32,376

                                     1705

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
    Julius Baer Group, Ltd..............................     5,658 $    312,999
    LafargeHolcim, Ltd.(7110753)........................    11,460      797,369
*   LafargeHolcim, Ltd.(BZ3DNX4)........................     7,943      550,098
    Lonza Group AG......................................     3,454      500,673
    Novartis AG.........................................    15,451    1,603,259
    Novartis AG ADR.....................................     1,061      110,079
    OC Oerlikon Corp. AG................................     1,284       15,747
    Sulzer AG...........................................       939       96,421
    Swatch Group AG (The)(7184736)......................     1,713      140,400
    Swatch Group AG (The)(7184725)......................       783      337,213
    Swiss Life Holding AG...............................       756      178,376
    Swiss Re AG.........................................    17,407    1,565,881
    Syngenta AG.........................................     1,629      671,100
    UBS Group AG(BRJL176)...............................    53,280    1,224,965
*   UBS Group AG(H42097107).............................     9,491      218,862
    Zurich Insurance Group AG...........................     6,382    1,943,380
                                                                   ------------
TOTAL SWITZERLAND.......................................             15,712,509
                                                                   ------------
UNITED KINGDOM -- (17.3%)
    Anglo American P.L.C................................    54,333      685,084
    Aviva P.L.C.........................................    31,509      256,209
    Barclays P.L.C......................................       293        1,321
    Barclays P.L.C. Sponsored ADR.......................   186,094    3,345,970
    Barratt Developments P.L.C..........................    16,534      163,630
    BP P.L.C. Sponsored ADR.............................   153,763    5,684,618
    Carnival P.L.C......................................     2,639      146,274
#   Carnival P.L.C. ADR.................................     2,554      141,338
    Glencore P.L.C......................................   164,680      533,581
    HSBC Holdings P.L.C. Sponsored ADR..................    86,661    3,905,811
    Investec P.L.C......................................     6,563       59,857
    J Sainsbury P.L.C...................................    86,177      355,977
    Kingfisher P.L.C....................................   142,551      802,987
    Lloyds Banking Group P.L.C..........................    62,740       81,701
    Lloyds Banking Group P.L.C. ADR.....................   255,034    1,341,479
*   Lonmin P.L.C........................................     1,777        1,444
    Old Mutual P.L.C....................................    89,197      294,990
*   Royal Bank of Scotland Group P.L.C..................    14,067       75,026
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR...    15,612      166,424
#   Royal Dutch Shell P.L.C. ADR(B03MM73)...............    39,328    2,286,923
    Royal Dutch Shell P.L.C. ADR(780259206).............    48,639    2,795,770
    Standard Chartered P.L.C............................   109,228    1,670,152
    Vedanta Resources P.L.C.............................     3,221       20,039
    Vodafone Group P.L.C................................ 1,140,276    4,319,360
    Vodafone Group P.L.C. Sponsored ADR.................    22,008      831,455
    WM Morrison Supermarkets P.L.C......................   162,238      461,683
                                                                   ------------
TOTAL UNITED KINGDOM....................................             30,429,103
                                                                   ------------
TOTAL COMMON STOCKS.....................................            168,659,267
                                                                   ------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
    Bayerische Motoren Werke AG.........................     1,609      125,938

                                     1706

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
GERMANY -- (Continued)
      Porsche Automobil Holding SE......................   2,456 $    185,111
      Volkswagen AG.....................................   5,931    1,189,599
                                                                 ------------
TOTAL GERMANY...........................................            1,500,648
                                                                 ------------
TOTAL PREFERRED STOCKS..................................            1,500,648
                                                                 ------------
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.................... 506,208    5,856,826
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $182,715,178)^^.....         $176,016,741
                                                                 ============

                                     1707

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ----------- ------------ ------- ------------
Common Stocks
   Australia....................... $    99,273 $  9,741,244   --    $  9,840,517
   Austria.........................          --      326,901   --         326,901
   Belgium.........................          --    2,523,783   --       2,523,783
   Canada..........................  12,094,672           --   --      12,094,672
   Denmark.........................          --    2,821,827   --       2,821,827
   Finland.........................          --    1,270,119   --       1,270,119
   France..........................          --   15,211,688   --      15,211,688
   Germany.........................     952,688   12,456,853   --      13,409,541
   Hong Kong.......................     387,585    4,269,659   --       4,657,244
   Ireland.........................     193,626      219,243   --         412,869
   Israel..........................     260,136      794,614   --       1,054,750
   Italy...........................     277,200    2,259,335   --       2,536,535
   Japan...........................     222,831   38,110,288   --      38,333,119
   Netherlands.....................     929,632    3,965,052   --       4,894,684
   New Zealand.....................          --      159,229   --         159,229
   Norway..........................     131,226      915,479   --       1,046,705
   Portugal........................          --      141,058   --         141,058
   Singapore.......................          --    1,677,463   --       1,677,463
   Spain...........................          --    4,638,398   --       4,638,398
   Sweden..........................     289,850    5,176,703   --       5,466,553
   Switzerland.....................     879,039   14,833,470   --      15,712,509
   United Kingdom..................  20,499,788    9,929,315   --      30,429,103
Preferred Stocks...................
   Germany.........................          --    1,500,648   --       1,500,648
Securities Lending Collateral......          --    5,856,826   --       5,856,826
                                    ----------- ------------   --    ------------
TOTAL.............................. $37,217,546 $138,799,195   --    $176,016,741
                                    =========== ============   ==    ============

                                     1708

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES  VALUE++
                                                       ------- --------
COMMON STOCKS -- (92.6%)

AUSTRALIA -- (5.6%)
    Adelaide Brighton, Ltd............................  31,770 $109,629
*   AED Oil, Ltd......................................   4,139       --
#   Ainsworth Game Technology, Ltd....................   8,468   18,541
#*  Alkane Resources, Ltd.............................  19,700    3,313
#   ALS, Ltd..........................................  20,204   78,983
    Altium, Ltd.......................................  10,936   35,924
    Alumina, Ltd...................................... 138,507  149,787
    Amalgamated Holdings, Ltd.........................   5,533   50,942
    Ansell, Ltd.......................................   8,005  146,330
    AP Eagers, Ltd....................................   2,704   20,728
*   APN News & Media, Ltd.............................  73,867   38,504
#*  Aquarius Platinum, Ltd............................  55,455    5,258
#   ARB Corp., Ltd....................................   6,754   70,044
    Ardent Leisure Group..............................  34,120   60,236
    Arrium, Ltd....................................... 211,294   18,508
#   Atlas Iron, Ltd...................................  49,744    1,272
#   Ausdrill, Ltd.....................................  21,215    4,651
    Austal, Ltd.......................................  11,584   16,729
    Austbrokers Holdings, Ltd.........................   3,950   26,252
*   Austin Engineering, Ltd...........................   1,619      544
*   Australian Agricultural Co., Ltd..................  35,981   37,536
    Australian Pharmaceutical Industries, Ltd.........  47,133   54,753
    Auswide Bank, Ltd.................................     777    2,984
    Automotive Holdings Group, Ltd....................  21,427   68,788
    AVJennings, Ltd...................................  30,044   13,959
*   AWE, Ltd..........................................  53,433   49,115
    Bank of Queensland, Ltd...........................  11,946  119,804
    BC Iron, Ltd......................................  16,407    3,241
    Beach Energy, Ltd................................. 107,977   76,617
    Beadell Resources, Ltd............................  69,221    6,043
#   Bega Cheese, Ltd..................................   9,353   32,475
*   Billabong International, Ltd......................  43,292   18,920
    Blackmores, Ltd...................................   1,296   83,760
#*  Boart Longyear, Ltd...............................  30,454    2,566
*   Boom Logistics, Ltd...............................  20,098    1,728
    Boral, Ltd........................................  42,129  204,074
    Bradken, Ltd......................................  21,442   18,460
#   Breville Group, Ltd...............................   7,643   38,122
    Brickworks, Ltd...................................   2,575   28,017
*   Brookside Energy, Ltd.............................   3,315       22
    BT Investment Management, Ltd.....................   7,784   55,317
#   Cabcharge Australia, Ltd..........................   9,538   23,238
#   Cardno, Ltd.......................................  15,729   32,895
*   Carnarvon Petroleum, Ltd..........................   6,703      562
    carsales.com, Ltd.................................   9,629   76,222
#   Cash Converters International, Ltd................  15,875    8,123
    Cedar Woods Properties, Ltd.......................   6,587   25,350
    Challenger, Ltd...................................  18,105   94,720
*   Coal of Africa, Ltd...............................  22,474    1,503
    Cochlear, Ltd.....................................   2,064  137,548
    Codan, Ltd........................................   2,725    2,379

                                     1709

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
AUSTRALIA -- (Continued)
#   Corporate Travel Management, Ltd..................   4,043 $ 31,602
    Credit Corp. Group, Ltd...........................   3,078   30,367
    CSG, Ltd..........................................  14,081   17,292
    CSR, Ltd..........................................  30,757   83,929
#*  Cudeco, Ltd.......................................   4,262    3,859
    Decmil Group, Ltd.................................   8,327    6,588
#   Dick Smith Holdings, Ltd..........................  10,562   15,419
    Domino's Pizza Enterprises, Ltd...................   3,611  106,500
    Downer EDI, Ltd...................................  28,150   93,412
*   Drillsearch Energy, Ltd...........................  45,211   29,158
    DUET Group........................................ 101,721  163,447
    DuluxGroup, Ltd...................................  23,068  102,349
    Echo Entertainment Group, Ltd.....................  39,265  143,765
*   Elders, Ltd.......................................   1,583    4,748
*   Emeco Holdings, Ltd...............................  37,864    2,244
*   Energy World Corp., Ltd...........................  50,545   11,826
    Equity Trustees, Ltd..............................   1,194   20,402
    ERM Power, Ltd....................................  19,540   30,708
    Evolution Mining, Ltd.............................  12,830    9,337
    Fairfax Media, Ltd................................ 153,567   95,217
#   Fleetwood Corp., Ltd..............................   6,315    8,179
    FlexiGroup, Ltd...................................   6,860   15,157
#   Flight Centre Travel Group, Ltd...................   2,680   69,618
#   G8 Education, Ltd.................................  16,743   41,523
*   Galaxy Resources, Ltd.............................  21,890      525
    GrainCorp, Ltd. Class A...........................  11,737   76,432
#   Greencross, Ltd...................................   2,164    9,548
    GUD Holdings, Ltd.................................  10,379   70,868
    GWA Group, Ltd....................................  23,855   42,259
    Hills, Ltd........................................  26,079   10,101
*   Horizon Oil, Ltd..................................  75,236    5,041
#   iiNET, Ltd........................................  11,907   81,714
    Iluka Resources, Ltd..............................  21,279  122,141
*   Imdex, Ltd........................................  13,781    2,467
    IMF Bentham, Ltd..................................  13,775   17,609
#   Independence Group NL.............................  19,463   53,564
*   Infigen Energy....................................  14,000    2,757
#   Infomedia, Ltd....................................  29,538   22,664
*   Intrepid Mines, Ltd...............................   1,323      121
    InvoCare, Ltd.....................................   7,742   76,362
    IOOF Holdings, Ltd................................  15,998  107,797
    IRESS, Ltd........................................   7,509   56,975
#   JB Hi-Fi, Ltd.....................................   6,123   86,278
#*  Karoon Gas Australia, Ltd.........................   5,930   10,120
*   Kingsgate Consolidated, Ltd.......................  11,507    5,360
#*  Lynas Corp., Ltd..................................  10,000      256
    M2 Group, Ltd.....................................  10,687   86,060
    MACA, Ltd.........................................   3,463    1,812
*   Macmahon Holdings, Ltd............................  69,831    4,115
    Macquarie Atlas Roads Group.......................  28,473   71,047
    Magellan Financial Group, Ltd.....................   6,604   89,261
*   Mayne Pharma Group, Ltd...........................  67,597   57,703
    McMillan Shakespeare, Ltd.........................   8,031   83,513

                                     1710

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
AUSTRALIA -- (Continued)
*   Medusa Mining, Ltd................................   7,354 $  2,942
*   Mesoblast, Ltd....................................   7,543   21,676
#   Metcash, Ltd......................................  81,663   68,430
    Mincor Resources NL...............................  14,047    4,217
*   Mineral Deposits, Ltd.............................   3,797    2,055
#   Mineral Resources, Ltd............................  13,856   54,778
#   MMA Offshore, Ltd.................................  18,410    7,321
#   Monadelphous Group, Ltd...........................   4,023   25,062
    Mortgage Choice, Ltd..............................  10,500   17,459
    Mount Gibson Iron, Ltd............................  65,404    9,083
#   Myer Holdings, Ltd................................  78,652   72,129
    Navitas, Ltd......................................  19,169   57,722
    New Hope Corp., Ltd...............................  15,030   20,986
    NIB Holdings, Ltd.................................  27,676   71,897
    Nine Entertainment Co. Holdings, Ltd..............  21,285   23,755
    Northern Star Resources, Ltd......................  37,669   56,788
#   NRW Holdings, Ltd.................................  16,092    2,173
    Nufarm, Ltd.......................................  15,520   87,409
*   Orocobre, Ltd.....................................   7,187   10,391
    Orora, Ltd........................................  63,879  108,673
    OZ Minerals, Ltd..................................  27,601   74,691
#   OzForex Group, Ltd................................  19,585   32,047
#*  Pacific Brands, Ltd...............................  98,336   30,096
#*  Paladin Energy, Ltd............................... 190,272   28,402
    Panoramic Resources, Ltd..........................   8,860    2,659
    Peet, Ltd.........................................  19,305   15,573
#   Perpetual, Ltd....................................   2,211   72,258
#*  Perseus Mining, Ltd...............................  28,599    6,518
    Platinum Asset Management, Ltd....................  10,381   57,389
#*  Platinum Australia, Ltd...........................  23,193       19
*   PMP, Ltd..........................................  17,571    7,064
    Premier Investments, Ltd..........................   8,397   81,748
#   Primary Health Care, Ltd..........................  39,165  131,498
    Prime Media Group, Ltd............................  30,543   14,487
#   Programmed Maintenance Services, Ltd..............   4,827    8,399
*   Qantas Airways, Ltd...............................  27,730   75,775
    Qube Holdings, Ltd................................  51,105   90,968
    RCG Corp., Ltd....................................  24,487   22,005
    RCR Tomlinson, Ltd................................  10,693   14,465
#   Reckon, Ltd.......................................   1,448    2,241
#*  Regis Resources, Ltd..............................  22,571   21,345
#   Reject Shop, Ltd. (The)...........................   1,897    8,788
*   Resolute Mining, Ltd..............................  79,046   13,786
    Retail Food Group, Ltd............................  14,799   57,623
    Ridley Corp., Ltd.................................  33,330   32,887
    SAI Global, Ltd...................................  17,990   58,912
    Salmat, Ltd.......................................   3,642    2,317
    Sandfire Resources NL.............................  10,113   44,332
*   Saracen Mineral Holdings, Ltd.....................  36,822   10,303
    Select Harvests, Ltd..............................   4,176   40,230
*   Senex Energy, Ltd.................................  69,792   11,938
    Servcorp, Ltd.....................................   1,569    6,908
    Service Stream, Ltd...............................  25,993    6,458

                                     1711

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
AUSTRALIA -- (Continued)
    Seven Group Holdings, Ltd.........................   8,164 $   32,983
    Seven West Media, Ltd............................. 111,722     73,752
    Sigma Pharmaceuticals, Ltd........................  96,815     61,425
*   Silex Systems, Ltd................................   1,112        362
#*  Silver Lake Resources, Ltd........................  25,841      2,534
#   Sims Metal Management, Ltd........................  10,833     74,534
    Sirtex Medical, Ltd...............................   3,818     85,905
    Skilled Group, Ltd................................  14,670     16,500
#   Slater & Gordon, Ltd..............................  22,893     57,056
#   SMS Management & Technology, Ltd..................   6,207     16,188
    Southern Cross Media Group, Ltd...................  67,418     47,486
    Spark Infrastructure Group........................  88,691    125,244
    Specialty Fashion Group, Ltd......................  19,600      8,581
*   St Barbara, Ltd...................................  26,761      9,866
    Steadfast Group, Ltd..............................  35,764     42,521
    STW Communications Group, Ltd.....................  29,890     16,484
*   Sundance Energy Australia, Ltd....................  47,232     17,224
    Sunland Group, Ltd................................  14,139     17,084
#   Super Retail Group, Ltd...........................   9,227     62,100
    Tabcorp Holdings, Ltd.............................  62,084    219,357
*   Tap Oil, Ltd......................................  20,587      5,339
    Tassal Group, Ltd.................................  11,741     32,251
    Technology One, Ltd...............................  18,475     53,764
#*  Ten Network Holdings, Ltd......................... 186,849     28,566
    TFS Corp., Ltd....................................  32,166     34,482
    Thorn Group, Ltd..................................  15,487     29,256
*   Tiger Resources, Ltd.............................. 103,721      5,609
    Tox Free Solutions, Ltd...........................   8,871     18,769
*   Transfield Services, Ltd..........................  31,504     29,627
#   Transpacific Industries Group, Ltd................ 140,011     72,423
    Treasury Wine Estates, Ltd........................  20,036     84,193
*   Troy Resources, Ltd...............................   2,843        620
#   UGL, Ltd..........................................   8,011     11,596
    UXC, Ltd..........................................  17,099     11,415
    Veda Group, Ltd...................................  33,498     59,871
    Village Roadshow, Ltd.............................  10,695     50,126
*   Virgin Australia Holdings, Ltd.................... 110,192         --
*   Virgin Australia Holdings, Ltd. (B43DQC7).........  62,219     20,011
    Virtus Health, Ltd................................   4,930     19,331
    Vocus Communications, Ltd.........................  11,799     53,108
    Watpac, Ltd.......................................   6,412      3,981
#   Western Areas, Ltd................................  16,576     37,403
#*  White Energy Co., Ltd.............................   9,723      1,841
#*  Whitehaven Coal, Ltd..............................  44,128     38,524
    WorleyParsons, Ltd................................   2,614     17,533
                                                               ----------
TOTAL AUSTRALIA.......................................          8,082,032
                                                               ----------
AUSTRIA -- (1.0%)
    Agrana Beteiligungs AG............................     319     27,652
    Andritz AG........................................   1,458     81,317
    Atrium European Real Estate, Ltd..................  11,257     52,340
    Austria Technologie & Systemtechnik AG............   2,825     47,876
#   BUWOG AG..........................................   3,359     67,718

                                     1712

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
AUSTRIA -- (Continued)
#*  Conwert Immobilien Invest SE......................  7,656 $   92,954
    DO & CO AG........................................    419     43,737
    EVN AG............................................  2,083     23,495
    Flughafen Wien AG.................................    149     12,858
*   IMMOFINANZ AG.....................................  7,160     17,586
*   Kapsch TrafficCom AG..............................    127      3,330
    Lenzing AG........................................  1,141     83,160
    Mayr Melnhof Karton AG............................    651     75,360
    Oberbank AG.......................................  1,114     63,739
    Oesterreichische Post AG..........................  1,784     79,702
    Palfinger AG......................................  1,513     46,501
    Porr AG...........................................    636     18,642
*   Raiffeisen Bank International AG..................  2,918     42,767
    RHI AG............................................  2,079     51,581
    Rosenbauer International AG.......................    167     14,480
    S IMMO AG.........................................  5,806     51,724
#   Schoeller-Bleckmann Oilfield Equipment AG.........    838     47,395
    Semperit AG Holding...............................  1,361     56,511
    Strabag SE........................................  1,012     24,533
    Telekom Austria AG................................    357      2,415
    UNIQA Insurance Group AG..........................  9,006     85,105
    Wienerberger AG...................................  9,106    150,421
    Zumtobel Group AG.................................  2,862     89,178
                                                              ----------
TOTAL AUSTRIA.........................................         1,454,077
                                                              ----------
BELGIUM -- (1.6%)
#*  Ablynx NV.........................................  4,354     63,719
    Ackermans & van Haaren NV.........................  1,790    273,720
*   AGFA-Gevaert NV................................... 15,370     46,306
    Banque Nationale de Belgique......................     20     68,308
    Barco NV..........................................  1,156     76,497
    Bekaert SA........................................  4,260    124,549
*   BHF Kleinwort Benson Group........................  1,854     10,904
    bpost SA..........................................  2,008     56,825
    Cie d'Entreprises CFE.............................    637     85,002
    Cie Immobiliere de Belgique SA....................    200     10,726
*   Cie Maritime Belge SA.............................  1,500     23,678
    D'ieteren SA......................................  2,276     83,264
    Deceuninck NV.....................................  6,500     16,956
    Econocom Group SA.................................  7,084     65,500
    Elia System Operator SA...........................  1,964     82,357
    Euronav NV........................................  6,666    101,828
    EVS Broadcast Equipment SA........................  1,309     36,935
#   Exmar NV..........................................  2,768     33,191
#   Fagron............................................  2,764    129,818
*   Galapagos NV(B07Q2V5).............................  1,286     77,087
*   Galapagos NV(B083BK7).............................    974     58,315
    Ion Beam Applications.............................  1,765     54,964
    Kinepolis Group NV................................  1,380     55,730
    Lotus Bakeries....................................     24     35,576
    Melexis NV........................................  1,551     82,978
*   Mobistar SA.......................................  2,853     61,838
*   Nyrstar NV........................................ 32,083     94,317

                                     1713

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
BELGIUM -- (Continued)
    Recticel SA.......................................  2,553 $   15,172
*   Roularta Media Group NV...........................    455      7,334
    Sipef SA..........................................    540     27,865
*   Tessenderlo Chemie NV.............................  2,976    116,668
#*  ThromboGenics NV..................................  2,924     16,172
    Umicore SA........................................  1,637     71,714
    Van de Velde NV...................................    890     55,510
*   Viohalco SA.......................................  9,200     23,860
                                                              ----------
TOTAL BELGIUM.........................................         2,245,183
                                                              ----------
CANADA -- (6.7%)
*   5N Plus, Inc......................................  2,300      1,688
    Absolute Software Corp............................  2,400     14,002
    Acadian Timber Corp...............................    500      7,306
*   Advantage Oil & Gas, Ltd.......................... 16,379     89,419
    Aecon Group, Inc..................................  5,091     42,741
#   Ag Growth International, Inc......................  1,006     34,799
#   AGF Management, Ltd. Class B......................  7,733     35,299
    AGT Food & Ingredients, Inc.......................  1,730     40,411
#   Aimia, Inc........................................ 12,300    132,983
    AirBoss of America Corp...........................  2,200     40,573
    AKITA Drilling, Ltd. Class A......................  1,200      8,487
*   Alacer Gold Corp.................................. 19,885     40,748
*   Alamos Gold, Inc. Class A......................... 21,890     71,133
#   Alaris Royalty Corp...............................    900     20,638
#   Algonquin Power & Utilities Corp.................. 13,049     95,584
    Altius Minerals Corp..............................  1,000     10,429
#   Altus Group, Ltd..................................  2,300     29,228
*   Americas Silver Corp..............................  6,390        904
#*  Argonaut Gold, Inc................................  9,592      9,534
*   Asanko Gold, Inc..................................  2,901      4,458
#*  Athabasca Oil Corp................................ 13,445     15,523
*   ATS Automation Tooling Systems, Inc...............  7,560     93,355
*   AuRico Metals, Inc................................  9,625      3,827
    AutoCanada, Inc...................................  1,300     33,368
#*  Avigilon Corp.....................................  3,800     46,285
#   Axia NetMedia Corp................................  4,000      9,665
*   B2Gold Corp....................................... 53,814     58,429
#   Badger Daylighting, Ltd...........................  1,800     33,541
#*  Ballard Power Systems, Inc........................  3,700      4,979
*   Bankers Petroleum, Ltd............................ 32,396     63,165
#*  Bellatrix Exploration, Ltd........................ 11,156     21,837
*   Birchcliff Energy, Ltd............................  7,200     32,591
#   Bird Construction, Inc............................  3,138     26,297
#   Black Diamond Group, Ltd..........................  2,510     26,581
*   BlackPearl Resources, Inc......................... 31,370     22,787
#   BMTC Group, Inc...................................    850     10,009
*   BNK Petroleum, Inc................................  3,400      1,300
#   Bonavista Energy Corp.............................  9,378     35,136
    Bonterra Energy Corp..............................  2,261     41,664
    Boralex, Inc. Class A.............................  2,200     23,365
*   Boulder Energy, Ltd...............................  4,850     20,025
*   BRP, Inc..........................................  2,600     55,962

                                     1714

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
#   Calfrac Well Services, Ltd........................  5,244 $ 23,897
    Canaccord Genuity Group, Inc......................  9,250   49,933
#*  Canacol Energy, Ltd...............................  8,550   16,344
#   Canadian Energy Services & Technology Corp........ 14,133   69,701
#   Canadian Western Bank.............................  4,716   88,706
    Canam Group, Inc. Class A.........................  3,600   39,170
    CanElson Drilling, Inc............................  7,191   19,684
#   Canexus Corp...................................... 23,272   20,641
#   Canfor Pulp Products, Inc.........................  3,143   30,088
#   Canyon Services Group, Inc........................  5,900   24,902
    Capital Power Corp................................  4,880   81,678
    Capstone Infrastructure Corp...................... 10,094   23,771
*   Capstone Mining Corp.............................. 29,312   20,619
    Cascades, Inc.....................................  7,385   43,084
#   Cathedral Energy Services, Ltd....................    511      754
*   Celestica, Inc....................................  1,156   15,486
    Centerra Gold, Inc................................ 13,811   69,063
*   Cequence Energy, Ltd.............................. 13,468    6,591
#*  China Gold International Resources Corp., Ltd.....  9,700   13,276
*   Chinook Energy, Inc...............................  6,624    4,406
#   Cineplex, Inc.....................................  3,452  125,743
    Clearwater Seafoods, Inc..........................  1,700   14,870
    Cogeco Cable, Inc.................................  1,154   64,580
    Cogeco, Inc.......................................    400   17,871
    Colliers International Group, Inc.................  2,646  110,242
    COM DEV International, Ltd........................  4,500   17,858
    Computer Modelling Group, Ltd.....................  7,062   70,682
#*  Copper Mountain Mining Corp....................... 12,235    7,390
    Corby Spirit and Wine, Ltd........................    900   13,619
#*  Corridor Resources, Inc...........................  2,900    1,574
#   Corus Entertainment, Inc. Class B.................  6,396   68,711
    Cott Corp.........................................  9,010  101,479
*   Crew Energy, Inc.................................. 13,428   49,283
*   Delphi Energy Corp................................ 16,088   12,424
#*  Denison Mines Corp................................ 20,344   10,578
*   Descartes Systems Group, Inc. (The)...............  5,100   86,024
    DH Corp...........................................    667   21,981
    DirectCash Payments, Inc..........................    100    1,037
    Dominion Diamond Corp.............................  4,954   61,667
    Dorel Industries, Inc. Class B....................  2,700   68,850
#*  DragonWave, Inc...................................  1,751      375
#*  Dundee Precious Metals, Inc.......................  8,155   12,720
    E-L Financial Corp., Ltd..........................    104   57,254
#*  Eastern Platinum, Ltd.............................  3,990    3,905
    Enbridge Income Fund Holdings, Inc................  3,595   94,778
*   Endeavour Mining Corp............................. 18,313    7,141
#*  Endeavour Silver Corp.............................  7,916   10,955
#   EnerCare, Inc.....................................  5,149   52,756
    Enerflex, Ltd.....................................  6,568   61,218
#*  Energy Fuels, Inc.................................    331    1,271
#   Enerplus Corp.....................................  9,600   60,998
    Enghouse Systems, Ltd.............................  1,900   76,779

                                     1715

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Ensign Energy Services, Inc.......................  8,200 $ 63,513
    Equitable Group, Inc..............................    600   24,663
*   Essential Energy Services Trust................... 11,693    8,672
    Evertz Technologies, Ltd..........................  3,700   44,303
#   Exchange Income Corp..............................    743   12,726
    Exco Technologies, Ltd............................  2,400   31,930
#   Extendicare, Inc..................................  9,010   59,454
    Fiera Capital Corp................................  1,900   18,261
#*  First Majestic Silver Corp........................ 13,200   40,473
    FirstService Corp.................................  2,646   79,106
*   Fortuna Silver Mines, Inc......................... 15,900   44,253
#   Genworth MI Canada, Inc...........................  1,200   28,398
    Gibson Energy, Inc................................  8,625  127,148
#   Glacier Media, Inc................................  1,800    1,652
    Gluskin Sheff + Associates, Inc...................  3,294   60,372
    GMP Capital, Inc..................................  2,541    9,986
#*  Golden Star Resources, Ltd........................ 13,100    3,005
*   Gran Tierra Energy, Inc........................... 18,587   41,072
    Granite Oil Corp..................................  3,233   10,877
*   Great Canadian Gaming Corp........................  4,300   72,694
*   Great Panther Silver, Ltd.........................  9,200    3,201
*   Guyana Goldfields, Inc............................  3,229    8,962
*   Heroux-Devtek, Inc................................  2,400   20,920
    High Liner Foods, Inc.............................    800   14,589
#   Home Capital Group, Inc...........................  2,900   70,579
#   Horizon North Logistics, Inc......................  8,717   19,995
    HudBay Minerals, Inc.............................. 15,707  101,242
*   IAMGOLD Corp...................................... 30,000   45,647
*   IMAX Corp.........................................  5,284  197,674
#*  Imperial Metals Corp..............................  5,000   30,585
#   Innergex Renewable Energy, Inc....................  6,310   51,769
*   Interfor Corp.....................................  5,200   64,252
*   International Tower Hill Mines, Ltd...............  1,260      294
    Intertape Polymer Group, Inc......................  5,844   86,240
#*  Ithaca Energy, Inc................................ 31,528   18,080
#   Just Energy Group, Inc............................ 10,855   58,431
    K-Bro Linen, Inc..................................    300   11,492
*   Kelt Exploration, Ltd.............................  1,500    8,269
#   Killam Properties, Inc............................  5,329   40,746
*   Kingsway Financial Services, Inc..................    600    3,349
*   Kinross Gold Corp................................. 10,200   18,718
*   Kirkland Lake Gold, Inc...........................  5,200   19,005
*   Knight Therapeutics, Inc..........................    787    4,483
*   Lake Shore Gold Corp.............................. 34,900   29,354
    Laurentian Bank of Canada.........................  2,800  105,933
    Leon's Furniture, Ltd.............................  2,400   26,976
#   Lightstream Resources, Ltd........................ 22,801   11,855
#   Liquor Stores N.A., Ltd...........................  2,666   26,847
#   Long Run Exploration, Ltd......................... 20,937    9,125
    Lucara Diamond Corp............................... 25,900   39,607
    MacDonald Dettwiler & Associates, Ltd.............    272   16,126
    Major Drilling Group International, Inc...........  6,773   23,719
#   Manitoba Telecom Services, Inc....................  3,332   73,909

                                     1716

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Maple Leaf Foods, Inc.............................  6,540 $113,463
    Martinrea International, Inc......................  6,733   69,500
*   Maxim Power Corp..................................  1,300    2,336
    Medical Facilities Corp...........................  3,200   34,817
*   Mitel Networks Corp...............................  4,780   45,211
#*  Mood Media Corp...................................  7,900    3,503
    Morneau Shepell, Inc..............................  3,901   49,215
    MTY Food Group, Inc...............................  1,000   28,390
#   Mullen Group, Ltd.................................  7,051  102,920
*   Nautilus Minerals, Inc............................  5,100    1,579
    Nevsun Resources, Ltd............................. 16,235   52,137
#   New Flyer Industries, Inc.........................  5,010   62,441
*   New Gold, Inc.....................................  5,138   11,354
    Newalta Corp......................................  5,065   49,997
    Norbord, Inc......................................  4,056   78,683
    North American Energy Partners, Inc...............  1,500    2,844
    North West Co., Inc. (The)........................  4,181   87,945
#*  Northern Dynasty Minerals, Ltd....................  2,375      745
#   Northland Power, Inc..............................  8,254  100,915
#*  Novagold Resources, Inc........................... 12,550   38,384
*   NuVista Energy, Ltd............................... 11,660   46,984
    OceanaGold Corp................................... 30,853   53,315
    Osisko Gold Royalties, Ltd........................    994   10,978
*   Ovivo, Inc. Class A...............................    781      746
*   Painted Pony Petroleum, Ltd.......................  9,134   49,167
    Pan American Silver Corp..........................  9,758   60,808
*   Parex Resources, Inc.............................. 11,740   77,647
#   Parkland Fuel Corp................................  4,559   83,033
    Pason Systems, Inc................................  6,503   98,501
#   Pengrowth Energy Corp............................. 35,612   56,909
#*  Perpetual Energy, Inc.............................  4,555    2,960
#   PHX Energy Services Corp..........................  3,600   12,552
*   Pilot Gold, Inc...................................  2,374      690
    Pizza Pizza Royalty Corp..........................  1,000   10,598
#*  Polymet Mining Corp............................... 10,894    9,996
#   Precision Drilling Corp........................... 10,890   55,372
#   Premium Brands Holdings Corp......................  1,330   34,281
#*  Primero Mining Corp............................... 19,303   50,034
*   QLT, Inc..........................................  5,800   21,819
*   Questerre Energy Corp. Class A....................  6,950    1,275
    Reitmans Canada, Ltd. Class A.....................  4,500   20,266
    Richelieu Hardware, Ltd...........................  1,000   51,994
*   RMP Energy, Inc................................... 11,827   16,639
#   Rogers Sugar, Inc.................................  5,100   17,743
    RONA, Inc......................................... 10,485  122,900
*   Rubicon Minerals Corp.............................  8,300    7,108
#   Russel Metals, Inc................................  5,700   84,551
#*  Sabina Gold & Silver Corp.........................  5,619    1,568
#*  Sandstorm Gold, Ltd...............................  7,400   18,842
*   Sandvine Corp..................................... 13,900   37,305
#   Savanna Energy Services Corp...................... 10,182    8,408
    Secure Energy Services, Inc.......................  6,124   50,711
*   SEMAFO, Inc....................................... 29,100   63,413

                                     1717

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    ShawCor, Ltd......................................  4,801 $112,844
    Sherritt International Corp....................... 27,937   28,624
#   Sienna Senior Living, Inc.........................  1,171   13,869
#*  Sierra Wireless, Inc..............................  3,100   76,205
*   Silver Standard Resources, Inc....................  6,506   37,409
#*  Sprott Resource Corp..............................  6,554    3,809
#   Sprott, Inc....................................... 12,583   20,204
*   St Andrew Goldfields, Ltd......................... 13,300    2,542
    Stantec, Inc......................................  4,600  127,921
    Stella-Jones, Inc.................................  4,000  135,765
    Stuart Olson, Inc.................................  1,045    4,714
#   Student Transportation, Inc.......................  5,497   25,050
*   SunOpta, Inc......................................  4,443   47,560
#   Superior Plus Corp................................  7,514   64,864
#   Surge Energy, Inc................................. 19,006   34,441
*   TAG Oil, Ltd......................................  4,231    3,914
*   Taseko Mines, Ltd................................. 16,000    7,830
*   Tembec, Inc.......................................  1,115    1,552
*   Teranga Gold Corp.................................  1,000      466
*   Thompson Creek Metals Co., Inc.................... 14,933    8,906
    Timminco, Ltd.....................................  6,400        8
*   Timmins Gold Corp.................................  6,306    1,929
    TMX Group, Ltd....................................  1,733   65,220
    TORC Oil & Gas, Ltd...............................  8,774   47,365
    Toromont Industries, Ltd..........................  6,151  171,994
    Torstar Corp. Class B.............................  4,700   15,704
    Total Energy Services, Inc........................  1,737   19,643
#   TransAlta Corp.................................... 14,000   88,741
#   TransAlta Renewables, Inc.........................  4,936   47,177
    Transcontinental, Inc. Class A....................  5,005   56,294
    TransForce, Inc...................................  3,851   73,584
    TransGlobe Energy Corp............................  6,000   17,754
    Trican Well Service, Ltd.......................... 20,324   43,667
    Trinidad Drilling, Ltd............................ 10,700   26,589
*   TVA Group, Inc. Class B...........................  1,200    4,698
    Twin Butte Energy, Ltd............................ 24,297    8,267
*   UEX Corp..........................................  6,400      979
    Uni-Select, Inc...................................  1,100   49,464
    Valener, Inc......................................  3,700   47,981
#   Wajax Corp........................................  1,263   19,536
*   Wesdome Gold Mines, Ltd...........................  3,085    2,288
    Western Energy Services Corp......................  4,624   18,526
    Western Forest Products, Inc...................... 24,430   35,865
#*  Westport Innovations, Inc.........................  4,800   19,232
    Westshore Terminals Investment Corp...............  3,842   84,869
    Whistler Blackcomb Holdings, Inc..................  3,600   57,034
    Whitecap Resources, Inc...........................  7,000   61,016
    Wi-LAN, Inc....................................... 10,900   22,836
    Winpak, Ltd.......................................  2,400   81,496
*   Xtreme Drilling & Coil Services Corp..............  1,900    3,763
    Yamana Gold, Inc.................................. 14,800   29,309
*   Yellow Pages, Ltd.................................    640    8,887
#   Zargon Oil & Gas, Ltd.............................  1,612    2,564

                                     1718

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
    Zenith Epigenetics Corp...........................   1,300 $       80
                                                               ----------
TOTAL CANADA..........................................          9,651,333
                                                               ----------
CHINA -- (0.0%)
#*  China Daye Non-Ferrous Metals Mining, Ltd......... 216,000      5,230
*   Fullshare Holdings, Ltd........................... 467,500     78,315
*   Hanfeng Evergreen, Inc............................   2,400        237
#   Xinyi Solar Holdings, Ltd......................... 102,000     43,931
                                                               ----------
TOTAL CHINA...........................................            127,713
                                                               ----------
DENMARK -- (1.6%)
    ALK-Abello A.S....................................     529     64,603
    Alm Brand A.S.....................................   7,780     50,075
    Ambu A.S. Class B.................................   2,076     56,730
*   Bang & Olufsen A.S................................   2,970     27,621
*   Bavarian Nordic A.S...............................   1,620     76,555
#*  D/S Norden A.S....................................   3,314     86,798
    Dfds A.S..........................................     753    103,444
#   FLSmidth & Co. A.S................................   3,408    152,804
*   Genmab A.S........................................   2,058    193,914
    GN Store Nord A.S.................................   7,090    144,214
*   H Lundbeck A.S....................................   1,734     41,014
    IC Group A.S......................................     310      8,483
*   Jyske Bank A.S....................................   3,168    165,520
    NKT Holding A.S...................................   1,810    101,490
    Nordjyske Bank A.S................................     422      7,653
*   Parken Sport & Entertainment A.S..................     400      3,603
    PER Aarsleff A.S. Class B.........................     187     64,177
    Ringkjoebing Landbobank A.S.......................     346     75,856
    Rockwool International A.S. Class A...............      88     13,092
    Rockwool International A.S. Class B...............     664     99,065
    Royal Unibrew A.S.................................   3,730    122,063
*   Santa Fe Group A.S................................   1,200      9,897
    Schouw & Co.......................................   1,317     71,531
    SimCorp A.S.......................................   2,077     88,674
    Solar A.S. Class B................................     268     14,677
    Spar Nord Bank A.S................................   7,042     82,765
    Sydbank A.S.......................................   4,651    176,069
*   TK Development A.S................................   5,947      7,983
*   Topdanmark A.S....................................   5,000    138,164
    United International Enterprises..................     127     21,372
*   Vestjysk Bank A.S.................................     725      1,032
*   William Demant Holding A.S........................     823     62,757
*   Zealand Pharma A.S................................      93      2,018
                                                               ----------
TOTAL DENMARK.........................................          2,335,713
                                                               ----------
FINLAND -- (2.4%)
    Ahlstrom Oyj......................................   1,260     10,671
    Alma Media Oyj....................................   4,469     14,610
    Amer Sports Oyj...................................   9,341    272,449
    Aspo Oyj..........................................   2,685     22,333
    BasWare Oyj.......................................     466     22,712
    Bittium Oyj.......................................   7,600     39,756
    Cargotec Oyj......................................   2,714     94,354
    Caverion Corp.....................................   7,782     79,077
    Citycon Oyj.......................................  34,299     91,026
    Cramo Oyj.........................................   2,518     50,877

                                     1719

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FINLAND -- (Continued)
    Elisa Oyj.........................................  7,624 $  256,682
    F-Secure Oyj......................................  5,200     16,040
*   Finnair Oyj.......................................  6,835     21,398
*   Finnlines Oyj.....................................  2,099     39,519
    Fiskars Oyj Abp...................................  3,740     79,786
    HKScan Oyj Class A................................  1,550      8,488
    Huhtamaki Oyj.....................................  7,365    261,374
    Kemira Oyj........................................  7,312     94,443
    Kesko Oyj Class A.................................  1,487     53,971
    Kesko Oyj Class B.................................  3,899    151,763
    Konecranes Oyj....................................  2,635     81,574
    Lassila & Tikanoja Oyj............................  2,180     42,662
*   Lemminkainen Oyj..................................    590      7,729
    Metsa Board Oyj................................... 15,332    109,235
#   Metso Oyj.........................................  2,494     68,613
    Munksjo Oyj.......................................    697      6,713
    Neste Oyj.........................................  2,865     79,822
    Nokian Renkaat Oyj................................  6,080    182,717
    Olvi Oyj Class A..................................  1,278     37,182
*   Oriola-KD Oyj Class B.............................  9,036     43,993
    Orion Oyj Class A.................................  2,683    111,110
    Orion Oyj Class B.................................  4,680    195,380
#*  Outokumpu Oyj..................................... 15,138     70,120
#   Outotec Oyj....................................... 10,098     67,631
    PKC Group Oyj.....................................  2,465     54,018
    Ponsse Oy.........................................  1,180     18,984
*   Poyry Oyj.........................................  3,314     13,998
    Raisio Oyj Class V................................  9,632     43,815
    Ramirent Oyj......................................  5,266     41,500
    Rapala VMC Oyj....................................  1,900     11,039
#   Sanoma Oyj........................................ 10,553     38,605
*   Stockmann Oyj Abp(5462371)........................  1,299      9,184
#*  Stockmann Oyj Abp(5462393)........................  2,495     18,327
*   Talvivaara Mining Co. P.L.C....................... 22,722        284
    Technopolis Oyj................................... 11,111     45,622
    Tieto Oyj.........................................  4,247    108,746
    Tikkurila Oyj.....................................  3,326     64,146
    Uponor Oyj........................................  5,338     84,632
    Vaisala Oyj Class A...............................    700     18,447
    YIT Oyj...........................................  9,771     58,874
                                                              ----------
TOTAL FINLAND.........................................         3,416,031
                                                              ----------
FRANCE -- (4.2%)
#*  Air France-KLM.................................... 11,075     79,227
    Akka Technologies.................................    402     13,374
    Albioma SA........................................  1,336     22,163
    Alten SA..........................................  2,011    101,345
    Altran Technologies SA............................ 11,720    138,383
    April SA..........................................  1,417     19,121
    Arkema SA.........................................  2,622    204,319
    Assystem..........................................    808     15,950
    Axway Software SA.................................    500     12,570
    Beneteau SA.......................................  4,056     68,928

                                     1720

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
FRANCE -- (Continued)
    BioMerieux........................................    825 $ 95,857
    Boiron SA.........................................    712   78,826
    Bonduelle S.C.A...................................  1,088   31,193
    Burelle SA........................................     18   13,866
*   Cegedim SA........................................     83    3,640
    Cegid Group SA....................................    250   10,808
*   CGG SA............................................  1,835    9,166
*   Derichebourg SA...................................  7,894   27,994
    Eiffage SA........................................  2,609  156,912
    Electricite de Strasbourg SA......................    132   16,282
#*  Eramet............................................    664   43,731
*   Esso SA Francaise.................................    197   13,779
*   Etablissements Maurel et Prom.....................  9,010   57,685
    Euler Hermes Group................................    922   96,057
    Eurofins Scientific SE............................    581  190,512
    Faiveley Transport SA.............................    702   73,369
    Faurecia..........................................  3,399  130,411
    Fimalac...........................................    506   44,566
#*  GameLoft SE.......................................  9,485   44,857
    Gaumont SA........................................    129    6,548
    Gaztransport Et Technigaz SA......................    853   52,037
    GL Events.........................................    619   13,985
    Groupe Crit.......................................    450   25,674
*   Groupe Fnac.......................................    670   40,482
    Guerbet...........................................    488   31,406
    Haulotte Group SA.................................  1,014   19,136
    Havas SA.......................................... 11,054   94,998
    Herige SADCS......................................    186    5,477
    Imerys SA.........................................  1,858  139,982
    Interparfums SA...................................    518   14,786
    Ipsen SA..........................................  1,988  128,097
    IPSOS.............................................  2,606   65,379
    Jacquet Metal Service.............................    672   12,535
    Korian SA.........................................  2,757   98,264
    Lagardere SCA.....................................  8,226  246,012
    Laurent-Perrier...................................    195   17,870
    Lectra............................................  1,418   20,565
    LISI..............................................  2,500   67,511
    Manitou BF SA.....................................  1,600   31,113
    Manutan International.............................    508   26,526
    Mersen............................................  1,047   24,734
    Metropole Television SA...........................  3,670   74,263
    Montupet..........................................    764   58,972
#   Naturex...........................................    484   38,302
    Neopost SA........................................  2,939  118,058
*   Nexans SA.........................................  3,061  124,531
    Nexity SA.........................................  2,492  109,907
    NextRadioTV.......................................    598   24,089
*   NRJ Group.........................................  2,200   20,454
*   Orco Property Group SA............................  4,471    1,424
    Orpea.............................................  2,368  178,714
    Paris Orleans SA..................................    165    5,059
*   Parrot SA.........................................    570   25,859

                                     1721

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
*   Pierre & Vacances SA..............................    387 $   12,586
    Plastic Omnium SA.................................  3,726    104,782
    Rallye SA.........................................  1,932     56,810
#*  Recylex SA........................................  1,500      2,680
    Rexel SA..........................................  8,908    140,289
    Rubis SCA.........................................  2,507    180,190
    Saft Groupe SA....................................  2,990    121,948
    Samse SA..........................................    132     17,250
    Sartorius Stedim Biotech..........................    306     95,456
    Savencia SA.......................................    669     42,542
    SEB SA............................................  1,112    112,237
    Societe d'Edition de Canal +......................  4,537     39,769
    Societe des Bains de Mer et du Cercle des
    Etrangers a Monaco................................    283     10,600
    Societe Television Francaise 1....................  8,040    138,092
#*  SOITEC............................................ 23,083     18,747
*   Solocal Group..................................... 99,102     44,502
    Somfy SA..........................................    212     66,040
    Sopra Steria Group................................  1,069    102,131
    Stallergenes SA...................................    209     13,174
#*  Ste Industrielle d'Aviation Latecoere SA..........    468      4,875
    Stef SA...........................................    287     19,449
    Synergie SA.......................................    659     18,030
    Technicolor SA.................................... 16,479    129,980
    Teleperformance...................................  3,757    278,687
    TFF Group.........................................     12      1,377
*   Theolia SA........................................  1,674      1,139
#   Thermador Groupe..................................    157     13,932
    Total Gabon.......................................     25      6,009
    Trigano SA........................................  1,363     59,854
*   UBISOFT Entertainment.............................  7,644    148,511
#*  Valneva SE........................................  1,226      5,342
    Vicat.............................................  1,332     99,061
    VIEL & Cie SA.....................................  4,347     14,594
    Vilmorin & Cie SA.................................    655     54,482
    Virbac SA.........................................    328     77,781
                                                              ----------
TOTAL FRANCE..........................................         6,030,568
                                                              ----------
GERMANY -- (5.4%)
    Aareal Bank AG....................................  4,094    167,023
*   ADVA Optical Networking SE........................  3,107     36,108
#*  Aixtron SE........................................  8,383     49,724
    Amadeus Fire AG...................................    465     45,727
    Aurubis AG........................................  2,557    152,968
    Axel Springer SE..................................  2,531    141,852
*   Balda AG..........................................    916      2,562
    Bauer AG..........................................    422      8,057
    BayWa AG..........................................  1,943     72,300
    Bechtle AG........................................  1,278    108,494
    Bertrandt AG......................................    633     79,059
    Bijou Brigitte AG.................................    274     15,819
#   Bilfinger SE......................................  2,513    103,794
    Biotest AG........................................  1,179     33,034
#   Borussia Dortmund GmbH & Co. KGaA.................  8,179     36,950

                                     1722

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
GERMANY -- (Continued)
    CANCOM SE.........................................  1,419 $ 54,687
#   Carl Zeiss Meditec AG.............................  2,614   73,637
    CENTROTEC Sustainable AG..........................  1,248   20,330
    Cewe Stiftung & Co. KGAA..........................    476   27,662
    Comdirect Bank AG.................................  2,500   27,679
    CompuGroup Medical AG.............................  2,314   72,954
*   Constantin Medien AG..............................  3,300    5,874
    CTS Eventim AG & Co. KGaA.........................  2,188   82,475
#   Delticom AG.......................................    212    5,315
    Deutz AG..........................................  7,018   41,004
*   Dialog Semiconductor P.L.C........................  4,518  225,321
    DIC Asset AG......................................  1,918   16,783
    DMG Mori AG.......................................  5,368  196,963
    Drillisch AG......................................  2,679  113,065
    Duerr AG..........................................  1,588  130,715
    Elmos Semiconductor AG............................    624   11,251
    ElringKlinger AG..................................  2,610   62,862
    Fielmann AG.......................................  1,483   97,996
    Fraport AG Frankfurt Airport Services Worldwide...  1,206   79,183
    Freenet AG........................................  7,512  257,798
    Fuchs Petrolub SE.................................  1,593   63,749
    Gerresheimer AG...................................  1,707  125,612
#   Gerry Weber International AG......................  2,328   57,331
    Gesco AG..........................................    111    8,659
    GFK SE............................................  1,560   66,591
#   GFT Technologies AG...............................  1,914   46,973
    Grammer AG........................................  1,330   37,241
    Grenkeleasing AG..................................    405   60,492
    Hamburger Hafen und Logistik AG...................  2,121   40,717
#*  Heidelberger Druckmaschinen AG.................... 27,925   71,172
    Hochtief AG.......................................    571   49,893
    Homag Group AG....................................    392   15,045
#   Hornbach Baumarkt AG..............................    478   17,645
    Indus Holding AG..................................  2,104  103,690
    Isra Vision AG....................................    280   16,587
    Jenoptik AG.......................................  5,015   65,572
    K+S AG............................................  3,105  127,398
    KION Group AG.....................................  1,641   75,198
#   Kloeckner & Co. SE................................  8,318   77,995
*   Koenig & Bauer AG.................................  1,126   25,606
*   Kontron AG........................................  3,829   15,035
    Krones AG.........................................  1,070  123,355
    KSB AG............................................     31   14,387
#   KUKA AG...........................................  1,857  158,912
    KWS Saat SE.......................................    187   60,804
    LANXESS AG........................................  6,091  351,741
    LEG Immobilien AG.................................  3,904  284,105
    Leoni AG..........................................  2,277  144,274
#   LPKF Laser & Electronics AG.......................  1,968   17,382
#*  Manz AG...........................................    281   20,987
    MLP AG............................................  3,534   16,165
    MTU Aero Engines AG...............................  1,892  174,252

                                     1723

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
    Nemetschek AG.....................................   2,828 $  104,627
*   Nordex SE.........................................   4,088    116,434
    Norma Group SE....................................   1,997     96,643
    Osram Licht AG....................................   3,099    176,049
*   Patrizia Immobilien AG............................   2,465     66,067
    Pfeiffer Vacuum Technology AG.....................     952     87,242
#*  PNE Wind AG.......................................   6,074     14,975
#   Puma SE...........................................     210     39,762
*   QIAGEN NV.........................................   6,783    190,321
    QSC AG............................................   8,683     17,382
    Rational AG.......................................     178     69,453
    Rheinmetall AG....................................   2,860    155,658
    Rhoen-Klinikum AG.................................   3,558     98,886
    SAF-Holland SA....................................   4,399     66,664
    Salzgitter AG.....................................   1,976     70,544
#   Schaltbau Holding AG..............................     277     15,599
#*  SGL Carbon SE.....................................   3,415     58,703
    SHW AG............................................     529     23,473
#*  Singulus Technologies AG..........................     831        750
    Sixt SE...........................................   1,800     75,644
#*  SMA Solar Technology AG...........................   1,123     37,330
    Software AG.......................................   3,599    107,681
*   Solarworld AG.....................................      26        448
    Stada Arzneimittel AG.............................   4,467    171,946
    STRATEC Biomedical AG.............................     474     26,394
    Stroeer SE........................................   1,864     92,178
    Suedzucker AG.....................................   5,698     93,979
    Surteco SE........................................     689     16,409
#*  Suss Microtec AG..................................     651      4,109
    TAG Immobilien AG.................................   5,618     63,502
    Takkt AG..........................................   2,567     49,063
    Technotrans AG....................................     637     11,613
*   Tom Tailor Holding AG.............................     856      8,553
#*  Vossloh AG........................................   1,081     68,719
    VTG AG............................................     666     15,934
    Wacker Chemie AG..................................     901     90,470
    Wacker Neuson SE..................................   2,250     45,357
    Washtec AG........................................     509     11,180
    Wincor Nixdorf AG.................................   2,263     96,150
    XING AG...........................................     282     47,330
    Zeal Network SE...................................     472     24,845
                                                               ----------
TOTAL GERMANY.........................................          7,819,656
                                                               ----------
HONG KONG -- (3.1%)
    Alco Holdings, Ltd................................  68,000     20,937
    Allied Group, Ltd.................................  13,600     68,455
    Allied Properties HK, Ltd......................... 219,416     51,790
*   Apac Resources, Ltd...............................  65,694        949
    APT Satellite Holdings, Ltd.......................  43,500     40,537
    Asia Financial Holdings, Ltd......................  54,874     25,507
    Asia Satellite Telecommunications Holdings, Ltd...  11,500     25,347
    Asia Standard International Group, Ltd............  24,940      5,561
    ASM Pacific Technology, Ltd.......................   8,500     77,007

                                     1724

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                       --------- --------
HONG KONG -- (Continued)
    Associated International Hotels, Ltd..............    28,000 $ 84,122
#   Bonjour Holdings, Ltd.............................    61,600    3,731
    Bright Smart Securities & Commodities Group, Ltd..     6,000    1,956
*   Brockman Mining, Ltd..............................   256,330    6,686
    Cafe de Coral Holdings, Ltd.......................    22,000   77,166
    Century City International Holdings, Ltd..........    43,340    3,241
*   Champion Technology Holdings, Ltd.................    88,591    1,796
    Chen Hsong Holdings...............................    30,000    7,931
    Chevalier International Holdings, Ltd.............     4,000    8,140
#*  China Energy Development Holdings, Ltd............   162,000    3,358
*   China Public Procurement, Ltd..................... 1,164,000   24,459
#*  China Smarter Energy Group Holdings, Ltd..........   300,000   44,115
*   China Strategic Holdings, Ltd.....................   367,500   14,427
    Chow Sang Sang Holdings International, Ltd........    27,000   52,270
    Chu Kong Shipping Enterprise Group Co., Ltd.......    24,000    7,393
    CITIC Telecom International Holdings, Ltd.........   139,000   63,446
    CK Life Sciences International Holdings, Inc......   352,000   34,944
*   CP Lotus Corp.....................................   290,000    6,950
    Cross-Harbour Holdings, Ltd. (The)................    30,658   39,132
    CSI Properties, Ltd...............................    89,543    3,115
*   CST Mining Group, Ltd............................. 1,088,000   14,885
    Dah Sing Banking Group, Ltd.......................    38,528   81,643
    Dah Sing Financial Holdings, Ltd..................    13,006   84,989
    Dickson Concepts International, Ltd...............    14,500    5,770
*   EganaGoldpfeil Holdings, Ltd......................    85,130       --
    Emperor Capital Group, Ltd........................   144,000   13,190
    Emperor Entertainment Hotel, Ltd..................    40,000    9,025
#   Emperor International Holdings, Ltd...............   100,333   21,210
    Emperor Watch & Jewellery, Ltd....................   210,000    7,708
*   EPI Holdings, Ltd.................................        71        5
    Esprit Holdings, Ltd..............................   121,250  116,355
    Fairwood Holdings, Ltd............................     5,000   14,804
#   Far East Consortium International, Ltd............    95,560   44,627
    FIH Mobile, Ltd...................................    73,000   38,134
    First Pacific Co., Ltd............................    64,000   51,201
    Fountain SET Holdings, Ltd........................    28,000    3,717
    G-Resources Group, Ltd............................ 2,118,000   62,621
#*  GCL New Energy Holdings, Ltd......................   280,000   19,818
    Get Nice Holdings, Ltd............................   651,000   28,512
#   Giordano International, Ltd.......................    86,000   43,783
*   Global Brands Group Holding, Ltd..................   374,000   82,880
    Glorious Sun Enterprises, Ltd.....................    48,000    9,098
*   Grande Holdings, Ltd. (The).......................    28,000      278
#   Guotai Junan International Holdings, Ltd..........    14,400    5,027
#   Haitong International Securities Group, Ltd.......   108,230   59,711
*   Hao Tian Development Group, Ltd...................   312,000   30,244
    Harbour Centre Development, Ltd...................    13,500   23,154
    HKR International, Ltd............................    74,533   40,906
    Hong Kong Aircraft Engineering Co., Ltd...........     2,400   23,783
    Hong Kong Ferry Holdings Co., Ltd.................    12,000   17,305
*   Hong Kong Television Network, Ltd.................    32,239    8,920

                                     1725

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
HONG KONG -- (Continued)
    Hongkong & Shanghai Hotels, Ltd. (The)............   7,500 $  9,956
#   Hongkong Chinese, Ltd.............................  90,000   16,247
    Hopewell Holdings, Ltd............................  32,666  112,687
#   Hsin Chong Construction Group, Ltd................ 214,000   25,105
    Hung Hing Printing Group, Ltd.....................  29,815    4,084
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd............................................. 118,000   51,587
*   Imagi International Holdings, Ltd................. 608,000   14,803
    IT, Ltd...........................................  54,000   17,811
    Johnson Electric Holdings, Ltd....................  21,375   72,419
    K Wah International Holdings, Ltd.................  90,839   49,988
    Kerry Logistics Network, Ltd......................  22,500   34,798
*   Ko Yo Chemical Group, Ltd.........................  80,000    6,073
    Kowloon Development Co., Ltd......................  28,000   35,420
    Lai Sun Development Co., Ltd...................... 885,416   19,296
    Lifestyle International Holdings, Ltd.............  39,000   63,590
    Lippo China Resources, Ltd........................ 586,000   23,806
    Liu Chong Hing Investment, Ltd....................  18,000   22,513
#   Luk Fook Holdings International, Ltd..............  26,000   72,971
    Lung Kee Bermuda Holdings.........................  26,000    7,451
#*  Macau Legend Development, Ltd..................... 108,000   29,357
    Magnificent Estates............................... 336,000   11,905
    Man Wah Holdings, Ltd.............................  45,200   40,610
*   Mason Financial Holdings, Ltd..................... 880,000   34,652
#   Melco International Development, Ltd..............  53,000   90,507
*   Midland Holdings, Ltd.............................  60,000   26,686
    Ming Fai International Holdings, Ltd..............  44,000    4,822
    Miramar Hotel & Investment........................  20,000   34,624
*   Mongolian Mining Corp............................. 171,249    5,321
    NagaCorp, Ltd.....................................  92,000   74,942
*   New Times Energy Corp., Ltd.......................  34,800    1,120
#   Newocean Energy Holdings, Ltd..................... 110,000   48,994
    Next Media, Ltd...................................  38,000    3,574
#   Nexteer Automotive Group, Ltd.....................  21,000   19,898
*   O Luxe Holdings, Ltd..............................  45,000    2,756
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd............................................. 115,000    7,995
    Orient Overseas International, Ltd................  13,000   64,396
    Oriental Watch Holdings...........................  14,000    2,130
*   Pacific Andes International Holdings, Ltd......... 126,000    4,221
#   Pacific Basin Shipping, Ltd....................... 157,000   54,202
    Pacific Textiles Holdings, Ltd....................  43,000   68,273
    Paliburg Holdings, Ltd............................  26,000    9,224
#   Paradise Entertainment, Ltd.......................  40,000    9,263
    PCCW, Ltd......................................... 123,000   73,607
    Pico Far East Holdings, Ltd.......................  96,000   28,354
    Playmates Toys, Ltd...............................  60,000   11,213
*   PME Group, Ltd.................................... 510,000   12,366
    Polytec Asset Holdings, Ltd.......................  30,000    4,138
    Public Financial Holdings, Ltd....................  24,000   12,105
    PYI Corp., Ltd.................................... 169,839    4,051
    Regal Hotels International Holdings, Ltd..........  29,000   16,758
#   SA SA International Holdings, Ltd................. 110,000   49,335
    SEA Holdings, Ltd.................................  38,000   34,611
    Shenwan Hongyuan HK, Ltd..........................  25,000   12,463

                                     1726

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
HONG KONG -- (Continued)
*   Shun Ho Technology Holdings, Ltd..................   5,544 $    1,945
    Shun Tak Holdings, Ltd............................ 130,000     71,167
    Sing Tao News Corp., Ltd..........................  14,000      2,221
    Singamas Container Holdings, Ltd.................. 132,000     21,454
    SmarTone Telecommunications Holdings, Ltd.........  34,000     69,369
*   SOCAM Development, Ltd............................  28,127     19,476
*   Solomon Systech International, Ltd................  58,000      2,802
    Soundwill Holdings, Ltd...........................   4,000      6,532
    Stella International Holdings, Ltd................  31,000     83,518
    Sun Hung Kai & Co., Ltd...........................  50,464     33,514
    TAI Cheung Holdings, Ltd..........................  25,000     22,023
    Tao Heung Holdings, Ltd...........................  17,000      6,969
    Television Broadcasts, Ltd........................  16,800     88,533
    Texwinca Holdings, Ltd............................  58,000     70,131
*   Titan Petrochemicals Group, Ltd................... 160,000         10
    Transport International Holdings, Ltd.............  30,000     81,865
    Trinity, Ltd......................................  58,000      8,819
#*  TSC Group Holdings, Ltd...........................  39,000     10,918
*   United Laboratories International Holdings, Ltd.
      (The)...........................................  45,000     27,116
    Upbest Group, Ltd.................................  74,000     22,744
    Value Partners Group, Ltd.........................  53,000     61,631
    Varitronix International, Ltd.....................  20,009     15,189
    Victory City International Holdings, Ltd..........  36,937      5,716
    Vitasoy International Holdings, Ltd...............  44,000     66,063
    VST Holdings, Ltd.................................  57,600     19,682
    VTech Holdings, Ltd...............................   7,200     89,573
    Wai Kee Holdings, Ltd.............................  52,000     17,432
    Wing On Co. International, Ltd....................  18,000     62,192
#   Wing Tai Properties, Ltd..........................   6,000      3,702
    Xinyi Glass Holdings, Ltd......................... 154,000     80,357
    YGM Trading, Ltd..................................   4,000      4,177
                                                               ----------
TOTAL HONG KONG.......................................          4,413,689
                                                               ----------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C............................  12,225     33,584
    C&C Group P.L.C...................................  18,373     71,456
    FBD Holdings P.L.C.(4330231)......................   1,355     11,388
    FBD Holdings P.L.C.(0329028)......................   1,308     11,460
    Glanbia P.L.C.....................................   7,132    148,720
    Irish Continental Group P.L.C.(BLP5857)...........   7,370     35,390
    Irish Continental Group P.L.C.(BLP59W1)...........   3,760     17,981
*   Kenmare Resources P.L.C...........................  51,008      3,026
    Kingspan Group P.L.C.(4491235)....................     841     21,182
    Kingspan Group P.L.C.(0492793)....................   5,394    135,689
    Paddy Power P.L.C.(BWXC0Z1).......................     772     68,398
    Paddy Power P.L.C.(BWT6H89).......................     864     77,145
    Smurfit Kappa Group P.L.C.........................   4,588    137,974
                                                               ----------
TOTAL IRELAND.........................................            773,393
                                                               ----------
ISRAEL -- (0.8%)
#*  Africa Israel Investments, Ltd....................   2,681      2,067

                                     1727

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
ISRAEL -- (Continued)
*   Airport City, Ltd.................................  3,875 $   41,747
*   Allot Communications, Ltd.........................  3,228     17,070
    Amot Investments, Ltd.............................  3,536     11,085
*   AudioCodes, Ltd...................................  1,200      3,417
*   Cellcom Israel, Ltd...............................  5,134     31,886
*   Clal Biotechnology Industries, Ltd................  4,323      4,442
*   Clal Insurance Enterprises Holdings, Ltd..........  1,159     20,182
*   Compugen, Ltd.....................................  3,299     20,562
    Delek Automotive Systems, Ltd.....................  4,148     46,184
    Delta-Galil Industries, Ltd.......................    357     11,778
    Electra, Ltd......................................     90     12,373
*   EZchip Semiconductor, Ltd.........................  2,235     36,291
    First International Bank Of Israel, Ltd...........  1,950     27,999
    Frutarom Industries, Ltd..........................  2,602    109,739
*   Gilat Satellite Networks, Ltd.....................  1,752      9,786
*   Hadera Paper, Ltd.................................    146      4,213
    Harel Insurance Investments & Financial Services,
      Ltd............................................. 11,530     56,945
*   Israel Discount Bank, Ltd. Class A................ 18,996     38,362
    Ituran Location and Control, Ltd..................  1,452     37,066
*   Jerusalem Oil Exploration.........................    820     35,851
*   Kamada, Ltd.......................................  1,265      4,858
    Matrix IT, Ltd....................................  1,899     10,806
*   Mazor Robotics, Ltd...............................  1,564     10,800
*   Mazor Robotics, Ltd. Sponsored ADR................    900     12,411
    Melisron, Ltd.....................................  1,177     42,667
    Menorah Mivtachim Holdings, Ltd...................  3,053     32,177
    Migdal Insurance & Financial Holding, Ltd......... 34,652     41,054
*   Naphtha Israel Petroleum Corp., Ltd...............  1,752     11,865
*   Nitsba Holdings 1995, Ltd.........................  2,319     43,336
*   Nova Measuring Instruments, Ltd...................  1,136     14,002
*   Oil Refineries, Ltd............................... 86,916     35,885
*   Partner Communications Co., Ltd...................  7,236     31,332
    Paz Oil Co., Ltd..................................    419     67,561
    Phoenix Holdings, Ltd. (The)......................  4,361     13,009
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................    415     19,801
    Shikun & Binui, Ltd............................... 16,842     39,449
*   Shufersal, Ltd....................................  4,123     11,252
*   Strauss Group, Ltd................................  2,520     39,716
#*  Tower Semiconductor, Ltd..........................  3,073     41,400
                                                              ----------
TOTAL ISRAEL..........................................         1,102,426
                                                              ----------
ITALY -- (3.7%)
    A2A SpA........................................... 77,745     99,255
    ACEA SpA..........................................  3,393     44,725
#   Amplifon SpA......................................  9,533     79,925
    Ansaldo STS SpA................................... 10,015    103,640
*   Arnoldo Mondadori Editore SpA.....................  7,418      8,578
#   Astaldi SpA.......................................  5,928     57,053
*   Autogrill SpA.....................................  7,575     68,397
    Azimut Holding SpA................................  6,907    172,520
*   Banca Carige SpA.................................. 13,880     26,454
    Banca Generali SpA................................  2,756     90,610
    Banca IFIS SpA....................................  1,366     34,054

                                     1728

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
ITALY -- (Continued)
    Banca Popolare dell'Emilia Romagna SC.............  28,209 $248,332
#*  Banca Popolare dell'Etruria e del Lazio SC........  25,255   12,129
    Banca Popolare di Milano Scarl.................... 298,865  323,265
    Banca Popolare di Sondrio SCARL...................  26,600  135,347
#   Banca Profilo SpA.................................  12,870    4,267
    Banco di Desio e della Brianza SpA................   5,000   18,527
*   Banco Popolare SC.................................  13,685  236,947
    Brembo SpA........................................   1,837   82,817
#   Brunello Cucinelli SpA............................   2,157   40,655
    Buzzi Unicem SpA..................................   4,611   78,717
*   Caltagirone Editore SpA...........................   3,000    2,879
*   Carraro SpA.......................................   1,070    2,305
    Cementir Holding SpA..............................   3,618   24,278
*   CIR-Compagnie Industriali Riunite SpA.............  36,555   38,885
    Credito Emiliano SpA..............................   8,041   67,785
*   Credito Valtellinese SC...........................  95,790  136,546
    Danieli & C Officine Meccaniche SpA...............   2,142   45,060
    Datalogic SpA.....................................   1,800   26,232
    Davide Campari-Milano SpA.........................  17,523  140,213
    De' Longhi........................................   3,720   90,663
    DiaSorin SpA......................................   2,214  101,695
    Ei Towers SpA.....................................   1,471   94,487
    Engineering SpA...................................     287   18,365
    ERG SpA...........................................   5,526   71,499
    Esprinet SpA......................................   2,060   18,195
    Falck Renewables SpA..............................   2,864    3,750
*   Finmeccanica SpA..................................   8,403  121,080
#*  Geox SpA..........................................   3,764   15,267
*   Gruppo Editoriale L'Espresso SpA..................   7,849    8,888
    Hera SpA..........................................  42,702  107,710
*   IMMSI SpA.........................................   8,658    5,707
    Industria Macchine Automatiche SpA................     912   47,221
*   Intek Group SpA...................................  17,854    6,613
    Interpump Group SpA...............................   5,025   85,368
    Iren SpA..........................................  50,122   72,978
    Italcementi SpA...................................  11,076  122,432
    Italmobiliare SpA.................................     273   11,239
#*  Landi Renzo SpA...................................   1,740    1,729
#*  Maire Tecnimont SpA...............................   9,016   31,045
    MARR SpA..........................................   3,575   66,113
    Mediaset SpA......................................  37,092  187,818
    Moncler SpA.......................................   2,066   41,980
#   Piaggio & C SpA...................................  17,456   55,582
    Prysmian SpA......................................  10,656  244,670
*   RCS MediaGroup SpA................................  22,007   25,413
    Recordati SpA.....................................   7,452  185,599
    Reply SpA.........................................     480   54,166
    Sabaf SpA.........................................     217    3,003
    SAES Getters SpA..................................     616    5,402
*   Safilo Group SpA..................................   2,996   38,008
    Salini Impregilo SpA..............................  18,202   86,851
    Salvatore Ferragamo SpA...........................   2,957   93,517
*   Saras SpA.........................................  34,552   78,007

                                     1729

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
ITALY -- (Continued)
    Societa Cattolica di Assicurazioni SCRL...........  11,252 $   92,039
    Societa Iniziative Autostradali e Servizi SpA.....   5,499     64,701
*   Sogefi SpA........................................   3,015      9,283
    SOL SpA...........................................   2,651     21,827
*   Tiscali SpA....................................... 110,959      7,383
    Tod's SpA.........................................     644     65,056
#   Trevi Finanziaria Industriale SpA.................   6,018     11,168
    Unipol Gruppo Finanziario SpA.....................  17,778     95,265
    Vittoria Assicurazioni SpA........................   2,848     31,597
*   World Duty Free SpA...............................   9,775    109,366
*   Yoox SpA..........................................   3,036    102,597
    Zignago Vetro SpA.................................   1,896     11,718
                                                               ----------
TOTAL ITALY...........................................          5,274,457
                                                               ----------
JAPAN -- (21.8%)
    Accordia Golf Co., Ltd............................   5,900     62,191
    Achilles Corp.....................................   6,000      7,449
    Adastria Co., Ltd.................................   1,020     49,291
    ADEKA Corp........................................   5,600     72,327
    Aderans Co., Ltd..................................   1,700     13,763
    Advan Co., Ltd....................................   2,000     29,574
    Aeon Delight Co., Ltd.............................   1,100     35,732
    Ahresty Corp......................................     700      5,400
    Ai Holdings Corp..................................   3,200     51,802
    Aica Kogyo Co., Ltd...............................   3,000     66,807
    Aichi Bank, Ltd. (The)............................   1,000     56,006
    Aichi Steel Corp..................................   7,000     30,645
    Aichi Tokei Denki Co., Ltd........................   3,000      9,041
    Aida Engineering, Ltd.............................   4,000     38,297
    Ain Pharmaciez, Inc...............................   1,200     56,951
#   Aiphone Co., Ltd..................................   1,100     18,093
    Aisan Industry Co., Ltd...........................   2,770     25,487
#   Akebono Brake Industry Co., Ltd...................   6,500     19,550
    Akita Bank, Ltd. (The)............................  15,000     46,075
#   Alpen Co., Ltd....................................     800     12,626
    Alpine Electronics, Inc...........................   3,800     62,606
    Alps Logistics Co., Ltd...........................   1,000     12,860
    Amano Corp........................................   4,200     58,426
    Anest Iwata Corp..................................   3,000     19,054
    Anritsu Corp......................................   7,300     52,271
    AOI Electronics Co., Ltd..........................     600     20,898
    AOKI Holdings, Inc................................   3,200     41,316
    Aomori Bank, Ltd. (The)...........................  17,000     54,276
    Aoyama Trading Co., Ltd...........................   3,100    123,155
    Arakawa Chemical Industries, Ltd..................   1,800     21,160
    Arata Corp........................................     400      6,650
    Arcland Sakamoto Co., Ltd.........................   1,500     36,376
    Arcs Co., Ltd.....................................   2,200     48,208
    Ariake Japan Co., Ltd.............................     900     38,955
    Arisawa Manufacturing Co., Ltd....................   5,100     35,262
    Artnature, Inc....................................   1,000      8,533
    As One Corp.......................................     990     32,648
    Asahi Diamond Industrial Co., Ltd.................   4,500     43,049

                                     1730

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Asahi Holdings, Inc...............................  2,900 $43,874
    Asahi Intecc Co., Ltd.............................  1,800  60,145
    Asahi Kogyosha Co., Ltd...........................  3,000  10,713
    Asahi Organic Chemicals Industry Co., Ltd.........  3,000   6,121
    Asatsu-DK, Inc....................................  2,100  47,186
    Ashimori Industry Co., Ltd........................  3,000   4,931
    ASKA Pharmaceutical Co., Ltd......................  2,000  25,782
    ASKUL Corp........................................  1,100  40,016
    Asunaro Aoki Construction Co., Ltd................  4,000  27,165
    Atsugi Co., Ltd................................... 15,000  14,033
    Autobacs Seven Co., Ltd...........................  4,500  81,595
    Avex Group Holdings, Inc..........................  2,100  35,279
    Awa Bank, Ltd. (The).............................. 11,000  69,242
    Axial Retailing Inc...............................  1,200  36,279
    Azbil Corp........................................  2,200  52,247
    Bando Chemical Industries, Ltd....................  5,000  21,118
#   Bank of Iwate, Ltd. (The).........................  1,300  57,510
#   Bank of Nagoya, Ltd. (The)........................  9,000  35,156
    Bank of Okinawa, Ltd. (The).......................  1,300  54,422
    Bank of Saga, Ltd. (The).......................... 16,000  38,041
    Bank of the Ryukyus, Ltd..........................  3,600  53,484
    Belc Co., Ltd.....................................  1,000  35,294
    Belluna Co., Ltd..................................  2,800  16,770
    Benefit One, Inc..................................  1,900  41,996
#   Best Denki Co., Ltd...............................  2,500   3,024
#   Bic Camera, Inc...................................  4,500  50,982
    BML, Inc..........................................  1,000  31,119
    Bookoff Corp......................................  1,000   7,400
    Broadleaf Co., Ltd................................  1,400  13,392
    Bunka Shutter Co., Ltd............................  2,984  23,891
    C Uyemura & Co., Ltd..............................    400  21,269
    CAC Holdings Corp.................................  1,700  14,783
    Calsonic Kansei Corp.............................. 12,000  87,532
    Canon Electronics, Inc............................  1,500  28,201
    Capcom Co., Ltd...................................  3,400  74,346
    Cawachi, Ltd......................................  1,300  20,767
    Central Glass Co., Ltd............................ 17,000  71,549
    Chiba Kogyo Bank, Ltd. (The)......................  3,200  19,470
    Chiyoda Co., Ltd..................................  1,700  45,133
    Chiyoda Integre Co., Ltd..........................    600  13,291
    Chofu Seisakusho Co., Ltd.........................  1,800  39,665
    Chori Co., Ltd....................................    500   7,720
#   Chuetsu Pulp & Paper Co., Ltd.....................  8,000  14,709
*   Chugai Mining Co., Ltd............................  5,000   1,210
    Chugai Ro Co., Ltd................................  7,000  15,289
    Chugoku Marine Paints, Ltd........................  8,000  57,909
    Chukyo Bank, Ltd. (The)...........................  7,000  13,440
    Chuo Spring Co., Ltd..............................  5,000  13,019
    CKD Corp..........................................  4,700  46,568
#   Clarion Co., Ltd..................................  6,000  17,158
    Cleanup Corp......................................  2,000  14,800
#   CMIC Holdings Co., Ltd............................    600   8,109
    CMK Corp..........................................  2,000   4,851

                                     1731

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Coca-Cola East Japan Co., Ltd.....................  1,070 $19,688
    Coca-Cola West Co., Ltd...........................  3,300  66,470
    Cocokara fine, Inc................................  2,379  89,171
#   Colowide Co., Ltd.................................  2,100  32,829
    Computer Engineering & Consulting, Ltd............  1,500  13,239
    COMSYS Holdings Corp..............................  1,000  15,160
    CONEXIO Corp......................................  1,300  15,397
#   COOKPAD, Inc......................................  3,000  61,847
    Corona Corp.......................................  1,300  13,048
#   Cosel Co., Ltd....................................  1,600  18,699
*   Cosmo Oil Co., Ltd................................ 47,000  76,114
    Create Restaurants Holdings, Inc..................  1,800  42,482
    CREATE SD HOLDINGS Co., Ltd.......................    800  48,625
#   CROOZ, Inc........................................    600  23,732
    Dai Nippon Toryo Co., Ltd......................... 11,000  16,325
    Dai-Dan Co., Ltd..................................  3,000  19,788
    Dai-ichi Seiko Co., Ltd...........................  1,400  20,207
    Daibiru Corp......................................  5,200  47,475
    Daido Metal Co., Ltd..............................  3,000  28,512
    Daifuku Co., Ltd..................................  5,400  78,019
    Daihen Corp....................................... 11,000  51,250
    Daiho Corp........................................  8,000  32,007
    Daiichi Jitsugyo Co., Ltd.........................  4,000  22,279
    Daiichikosho Co., Ltd.............................  1,100  43,251
    Daiken Corp.......................................  7,000  19,075
    Daiki Aluminium Industry Co., Ltd.................  3,000   9,385
    Daikoku Denki Co., Ltd............................    900  12,974
    Daikokutenbussan Co., Ltd.........................    900  34,776
    Daikyo, Inc....................................... 30,000  50,815
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd........................................  8,000  37,730
    Daio Paper Corp...................................  6,000  68,302
    Daisan Bank, Ltd. (The)........................... 20,000  31,941
    Daiseki Co., Ltd..................................  2,130  40,785
    Daishi Bank, Ltd. (The)........................... 23,000  99,193
    Daiso Co., Ltd.................................... 10,000  38,066
    Daisyo Corp.......................................  1,300  16,918
    Daito Bank, Ltd. (The)............................ 10,000  14,033
    Daito Pharmaceutical Co., Ltd.....................    550  14,126
    Daiwa Industries, Ltd.............................  3,000  19,732
    Daiwabo Holdings Co., Ltd......................... 22,000  41,518
    DCM Holdings Co., Ltd.............................  8,000  72,824
    Denki Kagaku Kogyo K.K............................ 11,000  45,744
    Denki Kogyo Co., Ltd..............................  3,000  13,430
    Denyo Co., Ltd....................................  2,000  30,106
    Descente, Ltd.....................................  4,500  66,414
    DMG Mori Co., Ltd.................................  6,000  92,408
    Doshisha Co., Ltd.................................  2,700  50,008
    Doutor Nichires Holdings Co., Ltd.................  2,212  35,583
    Dr Ci:Labo Co., Ltd...............................  1,400  25,654
    DTS Corp..........................................  1,000  22,331
    Duskin Co., Ltd...................................  2,700  51,201
    Dydo Drinco, Inc..................................    500  20,889
    Eagle Industry Co., Ltd...........................  2,000  40,275

                                     1732

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Earth Chemical Co., Ltd...........................  1,100 $ 42,507
    EDION Corp........................................  8,900   58,753
    Ehime Bank, Ltd. (The)............................ 20,000   42,896
    Eighteenth Bank, Ltd. (The)....................... 16,000   47,310
    Eiken Chemical Co., Ltd...........................  2,000   39,444
    Eizo Corp.........................................  2,200   50,110
    Elematec Corp.....................................  1,200   27,952
    en-japan, Inc.....................................    800   18,103
    Enplas Corp.......................................    700   28,202
    EPS Holdings, Inc.................................  2,000   24,265
    ESPEC Corp........................................  2,000   20,659
    Exedy Corp........................................  2,800   69,208
#   F@N Communications, Inc...........................  1,800   13,684
    Fancl Corp........................................  2,700   41,727
    FCC Co., Ltd......................................  2,100   32,991
    Feed One Holdings Co., Ltd........................  4,400    5,708
    FIDEA Holdings Co., Ltd........................... 17,300   37,094
    Fields Corp.......................................  1,100   17,744
    FINDEX, Inc.......................................  2,100   21,409
    Foster Electric Co., Ltd..........................  2,000   41,095
    FP Corp...........................................  1,800   58,051
    France Bed Holdings Co., Ltd......................  8,000   12,321
    Fudo Tetra Corp................................... 13,100   20,480
    Fuji Co., Ltd.....................................  1,500   33,472
    Fuji Corp., Ltd...................................  3,000   16,868
    Fuji Kosan Co., Ltd...............................    600    2,714
    Fuji Kyuko Co., Ltd...............................  4,000   39,937
    Fuji Oil Co., Ltd.(6356848).......................  3,500   58,647
    Fuji Oil Co., Ltd.(6581361).......................  1,800    6,778
    Fuji Seal International, Inc......................  1,200   37,109
    Fuji Soft, Inc....................................  2,200   45,968
    Fujibo Holdings, Inc..............................  8,000   15,415
    Fujicco Co., Ltd..................................  1,400   29,280
    Fujikura Kasei Co., Ltd...........................  2,000    8,966
    Fujikura, Ltd..................................... 22,000  116,462
    Fujimi, Inc.......................................  1,400   19,144
    Fujimori Kogyo Co., Ltd...........................    800   22,403
    Fujitec Co., Ltd..................................  4,000   41,432
    Fujitsu Frontech, Ltd.............................  2,000   30,892
    Fujitsu General, Ltd..............................  4,000   56,759
    Fukui Bank, Ltd. (The)............................ 16,000   34,324
    Fukushima Bank, Ltd. (The)........................ 14,000   11,285
    Fukushima Industries Corp.........................  1,500   29,864
#   Fukuyama Transporting Co., Ltd....................  7,000   35,960
    Funai Electric Co., Ltd...........................    600    6,672
    Furukawa Co., Ltd................................. 18,000   35,108
    Furukawa Electric Co., Ltd........................ 36,000   59,748
    Furuno Electric Co., Ltd..........................  3,500   25,662
    Furusato Industries, Ltd..........................  1,000   14,534
    Fuso Pharmaceutical Industries, Ltd...............  5,000   12,003
    Futaba Corp.......................................  1,500   26,527
    Futaba Industrial Co., Ltd........................  3,500   14,810
    Future Architect, Inc.............................    800    4,953

                                     1733

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Fuyo General Lease Co., Ltd.......................  1,000 $ 41,905
    G-Tekt Corp.......................................  1,800   16,667
    Gakken Holdings Co., Ltd..........................  3,000    5,950
    Gecoss Corp.......................................  2,900   27,930
    Genky Stores, Inc.................................    300   37,226
    Geo Holdings Corp.................................  3,000   41,311
#   GLOBERIDE, Inc.................................... 10,000   13,296
    Glory, Ltd........................................  1,700   49,430
    GMO internet, Inc.................................  4,200   70,107
    GMO Payment Gateway, Inc..........................    800   26,182
    Godo Steel, Ltd...................................  6,000   10,881
    Goldcrest Co., Ltd................................  1,190   24,367
    Goldwin, Inc......................................  2,000   14,747
    Gree, Inc......................................... 10,400   61,167
#   Gulliver International Co., Ltd...................  2,200   21,807
    Gun-Ei Chemical Industry Co., Ltd.................  7,000   18,964
    Gunze, Ltd........................................ 19,000   51,631
    Gurunavi, Inc.....................................  1,000   15,947
    Hakuto Co., Ltd...................................  1,400   17,212
#   Hamakyorex Co., Ltd...............................    400   15,321
    Hanwa Co., Ltd.................................... 18,000   78,173
    Happinet Corp.....................................  1,800   19,013
    Haruyama Trading Co., Ltd.........................  1,400    8,406
    Hazama Ando Corp..................................  7,210   38,189
    Heiwa Corp........................................  2,800   61,488
    Heiwa Real Estate Co., Ltd........................  5,400   77,917
    Heiwado Co., Ltd..................................  2,500   54,060
    HI-LEX Corp.......................................  1,100   35,314
    Hibiya Engineering, Ltd...........................  3,000   39,531
    Hiday Hidaka Corp.................................    720   17,532
    Higashi-Nippon Bank, Ltd. (The)................... 16,000   59,972
    Higo Bank, Ltd. (The)............................. 14,000   86,417
    Hioki EE Corp.....................................    300    6,718
#   Hisaka Works, Ltd.................................  2,000   18,817
    Hitachi Koki Co., Ltd.............................  4,100   33,196
    Hitachi Kokusai Electric, Inc.....................  2,000   26,965
    Hitachi Transport System, Ltd.....................  3,700   66,697
    Hitachi Zosen Corp................................ 12,900   67,898
    Hodogaya Chemical Co., Ltd........................  4,000    5,713
    Hogy Medical Co., Ltd.............................  1,100   53,473
    Hokkaido Coca-Cola Bottling Co., Ltd..............  3,000   15,493
*   Hokkaido Electric Power Co., Inc..................  9,400  113,357
#   Hokkaido Gas Co., Ltd.............................  4,000    9,265
    Hokkan Holdings, Ltd..............................  6,000   13,892
    Hokkoku Bank, Ltd. (The).......................... 22,000   80,147
    Hokuetsu Bank, Ltd. (The)......................... 23,000   46,364
    Hokuetsu Kishu Paper Co., Ltd.....................  9,600   57,328
#   Hokuriku Electric Industry Co., Ltd...............  4,000    5,380
    Hokuto Corp.......................................  1,600   31,969
    Honeys Co., Ltd...................................    770    6,414
    Hoosiers Holdings.................................    700    2,818
    Horiba, Ltd.......................................  2,200   83,138
#   Hosiden Corp......................................  3,100   19,082

                                     1734

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   Hosokawa Micron Corp..............................  2,000 $  9,425
    House Foods Group, Inc............................  4,000   80,824
    Howa Machinery, Ltd...............................    500    2,993
    Hyakugo Bank, Ltd. (The).......................... 19,000   90,670
    Hyakujushi Bank, Ltd. (The)....................... 22,000   73,958
    IBJ Leasing Co., Ltd..............................    900   21,163
    Ichibanya Co., Ltd................................    400   16,970
    Ichikoh Industries, Ltd...........................  4,000    8,728
    Ichiyoshi Securities Co., Ltd.....................  4,100   37,577
    Icom, Inc.........................................    700   16,640
    Idec Corp.........................................  1,600   13,735
    Ihara Chemical Industry Co., Ltd..................  3,700   44,700
    Iino Kaiun Kaisha, Ltd............................  7,300   35,132
    Ikyu Corp.........................................  1,800   37,727
    Imasen Electric Industrial........................    801    8,043
    Inaba Denki Sangyo Co., Ltd.......................  1,400   47,687
    Inaba Seisakusho Co., Ltd.........................    200    2,206
    Inabata & Co., Ltd................................  4,000   42,694
    Inageya Co., Ltd..................................  2,000   23,686
    Ines Corp.........................................  3,600   35,280
    Intage Holdings, Inc..............................    800   13,398
    Internet Initiative Japan, Inc....................  2,600   49,736
#   Inui Global Logistics Co., Ltd....................    525    3,987
    Iriso Electronics Co., Ltd........................    900   59,682
#   Iseki & Co., Ltd.................................. 14,000   25,632
*   Ishihara Sangyo Kaisha, Ltd....................... 24,000   22,244
    IT Holdings Corp..................................  5,700  130,535
    Itochu Enex Co., Ltd..............................  4,000   39,220
    Itochu-Shokuhin Co., Ltd..........................    600   21,045
    Itoham Foods, Inc.................................  8,631   47,827
    Itoki Corp........................................  3,000   16,234
    IwaiCosmo Holdings, Inc...........................    900   11,696
    Iwasaki Electric Co., Ltd.........................  4,000    8,124
    Iwatani Corp......................................  6,000   36,711
*   Iwatsu Electric Co., Ltd..........................  3,000    2,202
    J-Oil Mills, Inc..................................  6,000   20,333
    Jamco Corp........................................  1,500   45,366
#*  Janome Sewing Machine Co., Ltd.................... 23,000   23,711
    Japan Aviation Electronics Industry, Ltd..........  2,000   44,465
#*  Japan Communications, Inc......................... 16,500   55,830
    Japan Digital Laboratory Co., Ltd.................  2,300   33,659
#   Japan Drilling Co., Ltd...........................    600   15,597
    Japan Medical Dynamic Marketing, Inc..............    770    3,892
    Japan Pulp & Paper Co., Ltd.......................  5,000   14,125
    Japan Steel Works, Ltd. (The)..................... 20,000   74,170
    Japan Transcity Corp..............................  3,000   11,473
    Japan Vilene Co., Ltd.............................  3,000   19,953
    Japan Wool Textile Co., Ltd. (The)................  6,000   47,270
    JBCC Holdings, Inc................................  2,000   13,213
    JCU Corp..........................................    300   11,762
    Jeol, Ltd.........................................  9,000   37,848
    Jimoto Holdings, Inc.............................. 10,000   17,560
    Jin Co., Ltd......................................  1,100   53,580

                                     1735

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Joshin Denki Co., Ltd.............................  2,000 $15,792
    JSP Corp..........................................  1,300  21,935
    Juki Corp.........................................  2,200  25,313
    Juroku Bank, Ltd. (The)........................... 19,000  77,952
    JVC Kenwood Corp.................................. 13,070  30,668
    K&O Energy Group, Inc.............................  1,000  14,349
#   K's Holdings Corp.................................  2,100  66,768
    kabu.com Securities Co., Ltd...................... 15,600  53,080
*   Kadokawa Dwango...................................  4,169  49,679
    Kaga Electronics Co., Ltd.........................    900  11,539
#   Kagome Co., Ltd...................................  2,300  37,883
    Kagoshima Bank, Ltd. (The)........................ 11,000  75,198
    Kameda Seika Co., Ltd.............................  1,200  50,279
    Kamei Corp........................................  2,000  18,686
    Kanaden Corp......................................  3,000  23,849
#   Kanagawa Chuo Kotsu Co., Ltd......................  4,000  21,089
    Kanamoto Co., Ltd.................................  2,000  48,517
    Kandenko Co., Ltd.................................  9,000  58,973
    Kanematsu Corp.................................... 37,025  67,491
    Kanematsu Electronics, Ltd........................    500   7,926
#   Kansai Urban Banking Corp.........................  1,100  12,440
    Kanto Denka Kogyo Co., Ltd........................  4,000  28,189
*   Kappa Create Holdings Co., Ltd....................    400   4,217
    Kasai Kogyo Co., Ltd..............................    400   4,713
    Katakura Industries Co., Ltd......................    900  10,287
    Kato Sangyo Co., Ltd..............................  2,000  46,091
    Kato Works Co., Ltd...............................  4,000  23,443
    KAWADA TECHNOLOGIES, Inc..........................    200   7,048
    Kawai Musical Instruments Manufacturing Co., Ltd..    500   8,300
    Keihin Corp.......................................  2,900  41,186
    Keiyo Bank, Ltd. (The)............................  7,000  35,322
    Keiyo Co., Ltd....................................  2,000   9,240
    KEY Coffee, Inc...................................  1,300  22,614
    KFC Holdings Japan, Ltd...........................  1,000  18,496
    Kintetsu World Express, Inc.......................  1,200  53,335
    Kinugawa Rubber Industrial Co., Ltd...............  3,000  16,516
    Kissei Pharmaceutical Co., Ltd....................  1,100  26,920
    Kita-Nippon Bank, Ltd. (The)......................    400  11,302
    Kitagawa Iron Works Co., Ltd......................  7,000  16,695
    Kitz Corp.........................................  9,300  42,494
    Kiyo Bank, Ltd. (The).............................  4,800  70,146
*   KLab, Inc.........................................  2,400  40,460
*   KNT-CT Holdings Co., Ltd..........................  6,000  10,535
    Koa Corp..........................................  3,500  31,807
    Koatsu Gas Kogyo Co., Ltd.........................  4,000  21,730
    Kobe Bussan Co., Ltd..............................    500  47,277
#   Kohnan Shoji Co., Ltd.............................  2,000  27,175
    Koike Sanso Kogyo Co., Ltd........................  4,000  12,777
    Kojima Co., Ltd...................................  2,300   7,616
    Kokuyo Co., Ltd...................................  5,900  61,277
    Komatsu Seiren Co., Ltd...........................  4,000  20,289
    Komeri Co., Ltd...................................  2,400  57,874
    Komori Corp.......................................  3,200  35,591

                                     1736

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Konaka Co., Ltd...................................  1,760 $  9,732
    Konishi Co., Ltd..................................  2,000   38,029
    Kumagai Gumi Co., Ltd............................. 21,000   59,245
    Kura Corp.........................................    500   15,405
    Kurabo Industries, Ltd............................ 18,000   37,713
#   Kureha Corp....................................... 12,000   45,296
    Kurimoto, Ltd..................................... 11,000   22,259
    Kuroda Electric Co., Ltd..........................  3,700   70,580
    Kusuri No Aoki Co., Ltd...........................  1,000   51,825
    KYB Co., Ltd...................................... 20,000   68,000
    Kyodo Printing Co., Ltd...........................  9,000   24,993
#   Kyoei Steel, Ltd..................................  1,200   20,767
    Kyokuto Kaihatsu Kogyo Co., Ltd...................  2,300   24,836
    Kyokuto Securities Co., Ltd.......................  2,600   38,023
    Kyokuyo Co., Ltd.................................. 11,000   24,844
    KYORIN Holdings, Inc..............................  2,900   56,493
    Kyoritsu Maintenance Co., Ltd.....................  1,000   70,922
    Kyosan Electric Manufacturing Co., Ltd............  5,000   15,068
    Kyowa Exeo Corp...................................  6,200   75,484
    Kyudenko Corp.....................................  3,000   52,651
    Lasertec Corp.....................................    800   10,113
*   Leopalace21 Corp.................................. 15,000   82,025
#   Life Corp.........................................  2,000   61,044
    Lintec Corp.......................................  2,700   58,276
#   Lion Corp......................................... 12,000  103,177
*   Macnica Fuji Electronics Holdings, Inc............  1,999   24,769
    Maeda Corp........................................ 11,000   74,456
    Maeda Road Construction Co., Ltd..................  5,000   91,838
    Maezawa Kasei Industries Co., Ltd.................  1,200   12,018
    Maezawa Kyuso Industries Co., Ltd.................  1,200   15,425
#   Makino Milling Machine Co., Ltd...................  7,000   60,931
    Mandom Corp.......................................  1,100   45,481
    Mani, Inc.........................................    500   33,252
#   Mars Engineering Corp.............................    700   11,991
    Marubun Corp......................................  1,900   14,664
    Marudai Food Co., Ltd............................. 13,000   51,479
    Maruha Nichiro Corp...............................  2,253   37,002
    Marusan Securities Co., Ltd.......................  4,100   45,838
    Maruwa Co., Ltd...................................    700   15,833
    Maruyama Manufacturing Co., Inc...................  3,000    5,542
#*  Maruzen CHI Holdings Co., Ltd.....................    400    1,283
    Maruzen Showa Unyu Co., Ltd.......................  6,000   21,150
    Marvelous, Inc....................................  3,300   38,443
    Matsuda Sangyo Co., Ltd...........................  1,225   14,206
    Matsumotokiyoshi Holdings Co., Ltd................  2,200  106,177
    Matsuya Foods Co., Ltd............................  1,000   19,470
    Max Co., Ltd......................................  4,000   43,234
    Maxvalu Tokai Co., Ltd............................  1,000   14,444
    Megachips Corp....................................  1,600   17,961
    Megmilk Snow Brand Co., Ltd.......................  3,100   48,668
    Meidensha Corp.................................... 12,000   40,229
    Meiko Network Japan Co., Ltd......................  2,600   28,824
    Meisei Industrial Co., Ltd........................  5,000   24,464

                                     1737

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Meitec Corp.......................................  1,500 $59,194
    Meito Sangyo Co., Ltd.............................  1,200  13,300
    Meiwa Corp........................................  3,000   9,652
    Melco Holdings, Inc...............................  1,400  24,464
    Message Co., Ltd..................................  1,100  32,423
#   Michinoku Bank, Ltd. (The)........................  9,000  15,828
    Micronics Japan Co., Ltd..........................  2,000  43,670
    Mie Bank, Ltd. (The)..............................  5,000  11,047
    Milbon Co., Ltd...................................    800  31,630
    Mimasu Semiconductor Industry Co., Ltd............  1,219  10,900
    Minato Bank, Ltd. (The)........................... 21,000  52,341
    Ministop Co., Ltd.................................  1,500  31,069
    Mirait Holdings Corp..............................  4,400  50,488
    Misawa Homes Co., Ltd.............................  2,000  16,240
    Mitani Corp.......................................  1,200  31,414
    Mito Securities Co., Ltd..........................  4,000  14,379
    Mitsuba Corp......................................  3,400  75,220
*   Mitsubishi Paper Mills, Ltd....................... 13,000   9,438
    Mitsubishi Pencil Co., Ltd........................    300  14,804
    Mitsubishi Shokuhin Co., Ltd......................    800  17,743
    Mitsubishi Steel Manufacturing Co., Ltd........... 14,000  28,677
    Mitsuboshi Belting Co., Ltd.......................  3,000  23,865
    Mitsui Engineering & Shipbuilding Co., Ltd........ 45,000  78,350
    Mitsui High-Tec, Inc..............................  3,300  20,829
    Mitsui Matsushima Co., Ltd........................ 10,000  10,553
    Mitsui Mining & Smelting Co., Ltd................. 38,000  93,424
    Mitsui Sugar Co., Ltd.............................  6,000  25,900
    Mitsui-Soko Holdings Co., Ltd..................... 10,000  32,586
#   Mitsumi Electric Co., Ltd.........................  7,500  47,661
    Mitsuuroko Group Holdings Co., Ltd................  3,000  15,630
    Miura Co., Ltd....................................  6,000  65,207
    Miyazaki Bank, Ltd. (The)......................... 11,000  35,565
    Mizuno Corp.......................................  9,000  43,127
    Mochida Pharmaceutical Co., Ltd...................  1,100  61,023
    Modec, Inc........................................  2,600  36,100
    Monex Group, Inc.................................. 20,000  54,195
    MonotaRO Co., Ltd.................................  1,400  73,688
    Morinaga & Co., Ltd............................... 14,000  61,048
    Morinaga Milk Industry Co., Ltd................... 14,000  57,242
    Morita Holdings Corp..............................  4,000  40,102
    MTI, Ltd..........................................  4,200  29,856
    Musashi Seimitsu Industry Co., Ltd................  1,200  21,849
    Musashino Bank, Ltd. (The)........................  2,200  87,040
    Nachi-Fujikoshi Corp.............................. 13,000  64,862
    Nafco Co., Ltd....................................    400   6,645
    Nagaileben Co., Ltd...............................    800  17,245
#   NaganoBank, Ltd. (The)............................  6,000  10,985
    Nagase & Co., Ltd.................................  3,500  44,633
    Nagatanien Co., Ltd...............................  2,000  17,597
    Nakamuraya Co., Ltd...............................  3,000  11,446
    Nakanishi, Inc....................................  1,000  39,849
*   Nakayama Steel Works, Ltd.........................  5,000   3,587
    Namura Shipbuilding Co., Ltd......................  4,096  35,567

                                     1738

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Nanto Bank, Ltd. (The)............................ 19,000 $63,995
    NDS Co., Ltd......................................  5,000  13,470
    NEC Networks & System Integration Corp............  1,700  35,611
    NET One Systems Co., Ltd.......................... 11,600  71,256
    Neturen Co., Ltd..................................  2,600  17,885
#   Next Co., Ltd.....................................  6,600  49,316
    Nichi-iko Pharmaceutical Co., Ltd.................  2,050  70,499
    Nichia Steel Works, Ltd...........................  4,000  10,337
    Nichias Corp......................................  6,000  35,173
    Nichicon Corp.....................................  4,800  35,072
    Nichiha Corp......................................  1,500  22,345
#   Nichii Gakkan Co..................................  2,900  25,403
    Nichirei Corp..................................... 15,000  97,863
    Nichireki Co., Ltd................................  2,000  16,498
    Nifco, Inc........................................  2,200  95,055
#   Nihon Dempa Kogyo Co., Ltd........................    600   4,338
    Nihon Eslead Corp.................................  1,000  10,192
#   Nihon House Holdings Co., Ltd.....................  2,000   9,376
    Nihon M&A Center, Inc.............................  2,300  94,703
    Nihon Nohyaku Co., Ltd............................  5,000  46,074
    Nihon Parkerizing Co., Ltd........................  4,000  37,085
    Nihon Trim Co., Ltd...............................    500  14,758
    Nihon Unisys, Ltd.................................  4,200  44,790
    Nihon Yamamura Glass Co., Ltd.....................  8,000  11,876
    Nikkiso Co., Ltd..................................  4,000  38,736
    Nippo Corp........................................  5,000  87,953
    Nippon Beet Sugar Manufacturing Co., Ltd..........  5,000   8,347
    Nippon Carbon Co., Ltd............................ 16,000  46,269
#   Nippon Ceramic Co., Ltd...........................  1,000  13,404
    Nippon Chemi-Con Corp............................. 20,000  54,267
    Nippon Chemical Industrial Co., Ltd...............  2,000   3,481
    Nippon Chemiphar Co., Ltd.........................  3,000  18,111
    Nippon Coke & Engineering Co., Ltd................ 12,500  11,590
#   Nippon Concrete Industries Co., Ltd...............  3,000  12,333
    Nippon Denko Co., Ltd............................. 17,500  39,917
    Nippon Densetsu Kogyo Co., Ltd....................  3,700  66,060
    Nippon Filcon Co., Ltd............................  2,000   8,489
    Nippon Flour Mills Co., Ltd....................... 12,000  79,833
    Nippon Gas Co., Ltd...............................  2,000  66,282
    Nippon Kasei Chemical Co., Ltd....................  5,000   6,085
#*  Nippon Kinzoku Co., Ltd...........................  3,000   3,604
    Nippon Koei Co., Ltd..............................  5,000  18,467
    Nippon Konpo Unyu Soko Co., Ltd...................  4,000  69,157
#   Nippon Koshuha Steel Co., Ltd..................... 10,000   9,272
    Nippon Light Metal Holdings Co., Ltd.............. 31,000  51,462
    Nippon Paper Industries Co., Ltd..................  4,200  68,914
    Nippon Parking Development Co., Ltd............... 31,400  42,830
    Nippon Pillar Packing Co., Ltd....................  2,000  17,580
    Nippon Piston Ring Co., Ltd.......................  7,000  12,069
    Nippon Road Co., Ltd. (The).......................  8,000  40,424
    Nippon Seiki Co., Ltd.............................  2,000  39,959
#   Nippon Sharyo, Ltd................................  4,000  12,155
*   Nippon Sheet Glass Co., Ltd....................... 79,000  81,471

                                     1739

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                      SHARES VALUE++
                                                      ------ --------
JAPAN -- (Continued)
    Nippon Signal Co., Ltd...........................  4,500 $ 47,631
    Nippon Soda Co., Ltd............................. 13,000   77,721
    Nippon Steel & Sumikin Bussan Corp............... 12,480   42,282
*   Nippon Steel & Sumikin Texeng Co., Ltd...........  5,000   24,832
    Nippon Suisan Kaisha, Ltd........................ 22,800   71,828
    Nippon Synthetic Chemical Industry Co., Ltd.
      (The)..........................................  3,000   18,973
    Nippon Thompson Co., Ltd.........................  7,000   34,532
    Nippon Valqua Industries, Ltd....................  6,000   15,671
*   Nippon Yakin Kogyo Co., Ltd...................... 10,600   18,638
    Nipro Corp.......................................  9,000   95,078
    Nishi-Nippon Railroad Co., Ltd................... 23,000  113,750
    Nishimatsu Construction Co., Ltd................. 19,000   69,365
    Nishimatsuya Chain Co., Ltd......................  3,000   28,860
    Nishio Rent All Co., Ltd.........................  1,300   33,284
    Nissei Corp......................................    400    3,485
    Nissha Printing Co., Ltd.........................  2,900   51,720
    Nisshin Fudosan Co...............................  2,800    9,645
    Nisshin Oillio Group, Ltd. (The)................. 10,000   43,211
    Nisshin Steel Co., Ltd...........................  5,648   65,340
    Nisshinbo Holdings, Inc..........................  6,000   66,467
    Nissin Corp......................................  5,000   15,720
    Nissin Electric Co., Ltd.........................  2,000   11,983
    Nissin Kogyo Co., Ltd............................  3,300   51,701
    Nitta Corp.......................................  1,300   33,271
    Nittan Valve Co., Ltd............................  2,000    7,351
    Nittetsu Mining Co., Ltd.........................  3,000   14,103
    Nitto Boseki Co., Ltd............................  8,000   42,804
    Nitto Kogyo Corp.................................  2,700   59,626
    Nitto Kohki Co., Ltd.............................  1,300   28,118
    Nitto Seiko Co., Ltd.............................  3,000    7,818
    Noevir Holdings Co., Ltd.........................  1,100   24,975
    NOF Corp.........................................  9,000   74,528
    Nohmi Bosai, Ltd.................................  2,800   32,402
    Nomura Co., Ltd..................................  3,200   47,138
    Noritake Co., Ltd................................  8,000   18,707
    Noritsu Koki Co., Ltd............................  1,200    6,349
    Noritz Corp......................................  2,000   32,870
    North Pacific Bank, Ltd.......................... 20,500   90,039
    NS Solutions Corp................................  1,100   43,376
    NS United Kaiun Kaisha, Ltd......................  9,000   20,323
    NSD Co., Ltd.....................................  1,430   19,204
    NuFlare Technology, Inc..........................    300   12,116
    Obara Group, Inc.................................    600   27,894
    Oenon Holdings, Inc..............................  5,000    8,628
    Ogaki Kyoritsu Bank, Ltd. (The).................. 22,000   78,741
    Ohsho Food Service Corp..........................    700   23,478
    Oiles Corp.......................................  2,073   33,578
    Oita Bank, Ltd. (The)............................ 22,000   94,873
    Okabe Co., Ltd...................................  4,000   31,984
    Okamoto Industries, Inc..........................  6,000   28,080
    Okamura Corp.....................................  7,300   64,926
    Oki Electric Industry Co., Ltd................... 41,000   84,265
    Okinawa Electric Power Co., Inc. (The)...........  2,065   51,598

                                     1740

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    OKK Corp..........................................  5,000 $  7,091
    OKUMA Corp........................................  9,000   87,229
    Okumura Corp...................................... 12,000   59,469
    Okura Industrial Co., Ltd.........................  4,000   10,872
    Okuwa Co., Ltd....................................  2,000   16,418
    Olympic Group Corp................................  1,800   10,615
    Onoken Co., Ltd...................................  2,000   18,604
    Onward Holdings Co., Ltd..........................  9,000   58,328
    Optex Co., Ltd....................................  1,100   24,410
    Organo Corp.......................................  4,000   16,255
    Origin Electric Co., Ltd..........................  3,000    9,428
    Osaka Steel Co., Ltd..............................    900   14,897
    OSAKA Titanium Technologies Co., Ltd..............  1,600   41,724
#   Osaki Electric Co., Ltd...........................  3,000   15,934
    OSG Corp..........................................  4,100   87,348
    Oyo Corp..........................................    900   11,956
    Pacific Industrial Co., Ltd.......................  4,000   39,061
#*  Pacific Metals Co., Ltd........................... 19,000   57,594
    Pack Corp. (The)..................................    700   14,361
    Pal Co., Ltd......................................    900   28,399
    Paltac Corp.......................................  2,500   48,662
    PanaHome Corp.....................................  6,000   37,760
*   Panasonic Information Systems Co., Ltd............    400   11,756
    Paramount Bed Holdings Co., Ltd...................  1,100   32,847
    Parco Co., Ltd....................................    400    3,976
    Paris Miki Holdings, Inc..........................  1,000    3,775
#   Pasco Corp........................................  1,000    2,874
    Penta-Ocean Construction Co., Ltd................. 18,000   73,673
    Pilot Corp........................................  2,800  109,372
    Piolax, Inc.......................................  1,000   51,534
*   Pioneer Corp...................................... 21,000   39,277
    Press Kogyo Co., Ltd..............................  9,000   39,306
    Pressance Corp....................................    900   31,891
    Prima Meat Packers, Ltd........................... 15,000   49,212
    Raito Kogyo Co., Ltd..............................  4,700   35,116
*   Rasa Industries, Ltd..............................  3,000    3,531
    Relo Holdings, Inc................................    600   64,435
    Rengo Co., Ltd.................................... 17,000   65,818
#*  Renown, Inc.......................................  3,000    4,451
    Resort Solution Co., Ltd..........................  4,000   11,030
    Retail Partners Co., Ltd..........................  2,000   19,193
    Rheon Automatic Machinery Co., Ltd................  2,000    9,653
    Rhythm Watch Co., Ltd............................. 10,000   13,709
    Ricoh Leasing Co., Ltd............................  1,000   31,854
    Right On Co., Ltd.................................  1,125    9,427
    Riken Corp........................................  7,000   26,468
    Riken Technos Corp................................  5,000   21,015
    Riken Vitamin Co., Ltd............................  1,700   54,669
    Ringer Hut Co., Ltd...............................  1,400   33,068
    Riso Kagaku Corp..................................  2,800   53,357
    Rock Field Co., Ltd...............................    300    7,807
    Rohto Pharmaceutical Co., Ltd.....................  5,500   97,653
    Roland DG Corp....................................  1,200   29,408

                                     1741

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Round One Corp....................................  5,300 $ 26,071
    Royal Holdings Co., Ltd...........................  2,000   34,923
    Ryobi, Ltd........................................ 11,000   44,964
    Ryoden Trading Co., Ltd...........................  3,000   23,638
#   Ryosan Co., Ltd...................................  2,800   72,332
    Ryoyo Electro Corp................................  2,000   24,247
    Sac's Bar Holdings, Inc...........................  1,650   30,776
    Saibu Gas Co., Ltd................................ 24,000   56,892
    Saizeriya Co., Ltd................................  1,900   44,222
    Sakai Chemical Industry Co., Ltd..................  7,000   22,746
    Sakata INX Corp...................................  3,000   23,698
    Sakata Seed Corp..................................  2,000   36,836
    San-A Co., Ltd....................................  1,000   51,814
    San-Ai Oil Co., Ltd...............................  4,000   27,924
    San-In Godo Bank, Ltd. (The)...................... 11,000  111,327
    Sanden Holdings Corp.............................. 10,000   42,649
    Sangetsu Co., Ltd.................................  4,200   69,202
    Sanken Electric Co., Ltd..........................  6,000   33,357
    Sanki Engineering Co., Ltd........................  5,000   40,221
    Sankyo Seiko Co., Ltd.............................  4,000   15,602
    Sankyo Tateyama, Inc..............................  2,800   41,428
    Sankyu, Inc....................................... 19,000  107,833
    Sanoh Industrial Co., Ltd.........................  3,000   19,762
    Sanshin Electronics Co., Ltd......................  2,000   21,615
    Sanwa Holdings Corp............................... 11,600   87,879
    Sanyo Chemical Industries, Ltd....................  7,000   50,771
    Sanyo Denki Co., Ltd..............................  4,000   25,804
    Sanyo Electric Railway Co., Ltd...................  6,000   22,839
    Sanyo Shokai, Ltd................................. 11,000   30,154
    Sanyo Special Steel Co., Ltd...................... 14,000   61,561
    Sapporo Holdings, Ltd............................. 20,000   76,087
    Sato Holdings Corp................................  1,900   45,065
    Sato Restaurant Systems Co., Ltd..................  2,200   16,786
    Sato Shoji Corp...................................  2,000   12,935
    Satori Electric Co., Ltd..........................  1,000    7,610
#   Sawada Holdings Co., Ltd..........................  3,300   33,009
#   Saxa Holdings, Inc................................  4,000    9,168
    SCREEN Holdings Co., Ltd..........................  9,000   47,293
    Secom Joshinetsu Co., Ltd.........................    900   27,225
    Seika Corp........................................  8,000   19,553
#   Seiko Holdings Corp............................... 10,000   53,519
    Seiren Co., Ltd...................................  5,300   52,463
    Sekisui Jushi Corp................................  2,700   36,621
    Sekisui Plastics Co., Ltd.........................  7,000   25,327
    Senko Co., Ltd....................................  6,000   39,658
    Senshu Electric Co., Ltd..........................    700   12,010
    Senshu Ikeda Holdings, Inc........................ 17,500   79,806
#   Senshukai Co., Ltd................................  3,000   19,647
    Seria Co., Ltd....................................  1,500   67,674
    Shibaura Mechatronics Corp........................  4,000    8,188
    Shibusawa Warehouse Co., Ltd. (The)...............  6,000   17,285
#   Shibuya Kogyo Co., Ltd............................  1,200   21,192
    Shiga Bank, Ltd. (The)............................ 12,000   63,862

                                     1742

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Shikibo, Ltd......................................  9,000 $  8,712
    Shikoku Bank, Ltd. (The).......................... 12,000   25,920
    Shikoku Chemicals Corp............................  3,000   26,168
    Shima Seiki Manufacturing, Ltd....................  2,800   43,593
    Shimachu Co., Ltd.................................  4,000  110,872
    Shimizu Bank, Ltd. (The)..........................    400   11,849
    Shin-Etsu Polymer Co., Ltd........................  5,000   25,686
    Shinagawa Refractories Co., Ltd...................  5,000   11,687
    Shindengen Electric Manufacturing Co., Ltd........  8,000   37,121
#*  Shinkawa, Ltd.....................................  1,000    7,043
    Shinko Electric Industries Co., Ltd...............  6,300   47,000
    Shinko Plantech Co., Ltd..........................  3,000   24,755
    Shinko Shoji Co., Ltd.............................  2,000   20,777
    Shinmaywa Industries, Ltd.........................  8,000   80,973
    Shinnihon Corp....................................  1,000    4,795
    Ship Healthcare Holdings, Inc.....................  1,700   36,028
    Shiroki Corp......................................  7,000   20,303
    Shizuoka Gas Co., Ltd.............................  5,000   35,830
    Shobunsha Publications, Inc.......................  1,300    9,250
    Showa Corp........................................  5,400   49,720
    Showa Sangyo Co., Ltd.............................  5,000   20,773
    Siix Corp.........................................  1,900   46,194
    Sinanen Co., Ltd..................................  3,000   11,372
    Sinfonia Technology Co., Ltd......................  6,000   10,485
    Sinko Industries, Ltd.............................  2,400   24,645
    Sintokogio, Ltd...................................  3,938   33,777
    SMK Corp..........................................  5,000   22,947
    SMS Co., Ltd......................................  2,100   29,578
    Sodick Co., Ltd...................................  4,100   31,096
    Sogo Medical Co., Ltd.............................  1,400   47,858
    Sparx Group Co., Ltd.............................. 11,800   35,176
    SRA Holdings......................................  1,000   19,290
    St Marc Holdings Co., Ltd.........................  1,000   34,805
    Star Micronics Co., Ltd...........................  3,100   47,458
    Starts Corp., Inc.................................  1,500   25,745
    Starzen Co., Ltd..................................  4,000   12,969
    Stella Chemifa Corp...............................    900    9,570
    Sumida Corp.......................................  1,100    8,252
    Suminoe Textile Co., Ltd..........................  5,000   13,135
    Sumitomo Bakelite Co., Ltd........................ 15,000   62,751
    Sumitomo Densetsu Co., Ltd........................  1,100   14,796
#   Sumitomo Mitsui Construction Co., Ltd............. 39,460   49,598
    Sumitomo Osaka Cement Co., Ltd.................... 23,000   86,232
    Sumitomo Precision Products Co., Ltd..............  2,000    7,576
    Sumitomo Real Estate Sales Co., Ltd...............  1,200   31,985
    Sumitomo Riko Co, Ltd.............................  2,700   21,770
    Sumitomo Seika Chemicals Co., Ltd.................  4,000   27,377
    Sumitomo Warehouse Co., Ltd. (The)................ 11,000   59,429
#   Sun Frontier Fudousan Co., Ltd....................  1,500   12,124
*   SWCC Showa Holdings Co., Ltd...................... 12,000    8,804
    Systena Corp......................................  1,300   12,275
    T Hasegawa Co., Ltd...............................  1,600   23,285
    T RAD Co., Ltd....................................  5,000    9,475

                                     1743

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    T&K Toka Co., Ltd.................................    500 $ 9,249
    T-Gaia Corp.......................................  2,100  36,544
    Tabuchi Electric Co., Ltd.........................  3,000  28,967
    Tachi-S Co., Ltd..................................  2,100  29,075
    Tadano, Ltd.......................................  6,000  96,671
    Taihei Dengyo Kaisha, Ltd.........................  3,000  31,032
    Taiho Kogyo Co., Ltd..............................  1,900  24,626
    Taikisha, Ltd.....................................  2,000  44,483
    Taiko Bank, Ltd. (The)............................  4,000   8,228
    Taiyo Holdings Co., Ltd...........................  1,500  60,668
    Taiyo Yuden Co., Ltd..............................  6,200  77,668
    Takamatsu Construction Group Co., Ltd.............  1,600  33,235
    Takaoka Toko Holdings Co., Ltd....................    400   5,096
    Takara Holdings, Inc..............................  8,700  71,566
    Takara Leben Co., Ltd.............................  8,800  46,624
    Takara Standard Co., Ltd..........................  7,000  49,045
    Takasago International Corp.......................  7,000  31,000
    Takasago Thermal Engineering Co., Ltd.............  5,600  74,476
#*  Takata Corp.......................................  4,900  49,580
    Takeei Corp.......................................  1,900  20,076
    Takeuchi Manufacturing Co., Ltd...................  1,100  67,585
    Takiron Co., Ltd..................................  3,000  12,914
    Takuma Co., Ltd...................................  6,000  39,080
    Tamron Co., Ltd...................................  1,500  31,322
    Tamura Corp.......................................  4,000  14,309
    Tatsuta Electric Wire and Cable Co., Ltd..........  2,000   8,141
#*  Teac Corp.........................................  5,000   1,934
    TECHNO ASSOCIE Co., Ltd...........................  1,800  18,037
    Teikoku Tsushin Kogyo Co., Ltd....................  4,000   7,085
    Tenma Corp........................................  2,000  32,586
    TKC Corp..........................................  1,600  45,985
    Toa Corp.(6894508)................................ 18,000  30,462
    Toa Corp.(6894434)................................  2,600  27,842
    TOA ROAD Corp.....................................  3,000  11,198
    Toagosei Co., Ltd.................................  9,500  73,791
*   Tobishima Corp.................................... 17,200  27,997
    TOC Co., Ltd......................................  5,000  31,759
    Tocalo Co., Ltd...................................  1,000  20,543
    Tochigi Bank, Ltd. (The).......................... 10,000  55,450
    Toda Corp......................................... 17,000  77,826
    Toei Co., Ltd.....................................  5,000  35,797
    Toenec Corp.......................................  3,000  19,433
    Toho Bank, Ltd. (The)............................. 16,000  70,170
    Toho Holdings Co., Ltd............................  3,300  82,081
    Toho Zinc Co., Ltd................................ 12,000  33,880
    Tohoku Bank, Ltd. (The)...........................  8,000  10,966
    Tokai Carbon Co., Ltd............................. 16,000  46,528
    Tokai Corp........................................  1,400  51,580
    TOKAI Holdings Corp...............................  9,000  37,373
    Tokai Rika Co., Ltd...............................  2,600  65,327
    Token Corp........................................    480  31,386
    Tokushu Tokai Paper Co., Ltd......................  5,189  13,481
#*  Tokuyama Corp..................................... 32,000  58,309

                                     1744

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ -------
JAPAN -- (Continued)
    Tokyo Dome Corp................................... 14,000 $58,902
    Tokyo Energy & Systems, Inc.......................  2,000  18,137
#*  Tokyo Kikai Seisakusho, Ltd.......................  6,000   3,726
    Tokyo Ohka Kogyo Co., Ltd.........................  2,700  73,904
*   Tokyo Rope Manufacturing Co., Ltd.................  4,000   6,997
    Tokyo Seimitsu Co., Ltd...........................  2,900  57,539
    Tokyo Steel Manufacturing Co., Ltd................  8,200  56,191
    Tokyo Tekko Co., Ltd..............................  3,000  14,628
    Tokyo Theatres Co., Inc...........................  6,000   6,920
    Tokyo TY Financial Group, Inc.....................  2,224  70,620
    Tokyotokeiba Co., Ltd............................. 10,000  23,872
    Tokyu Recreation Co., Ltd.........................  3,000  18,535
    Toli Corp.........................................  6,000  15,777
    Tomato Bank, Ltd..................................  9,000  14,152
    TOMONY Holdings, Inc.............................. 14,500  64,261
#   Tomy Co., Ltd.....................................  5,617  30,966
    Tonami Holdings Co., Ltd..........................  3,000  10,161
    Toppan Forms Co., Ltd.............................  2,600  35,267
    Topre Corp........................................  2,100  40,666
    Topy Industries, Ltd.............................. 20,000  47,062
    Toridoll.corp.....................................  3,700  53,089
#   Torishima Pump Manufacturing Co., Ltd.............  2,000  14,887
    Tosei Corp........................................  4,200  27,912
    Toshiba Machine Co., Ltd.......................... 10,000  38,764
    Toshiba Plant Systems & Services Corp.............  4,000  47,098
    Toshiba TEC Corp..................................  8,000  41,951
#   Tosho Printing Co., Ltd...........................  5,000  18,642
    Totetsu Kogyo Co., Ltd............................  3,000  58,971
    Tottori Bank, Ltd. (The)..........................  6,000  10,984
    Towa Bank, Ltd. (The)............................. 13,000  12,363
#   Towa Pharmaceutical Co., Ltd......................    500  38,219
    Toyo Construction Co., Ltd........................  7,400  28,208
    Toyo Corp.........................................  3,000  23,991
#   Toyo Denki Seizo--Toyo Electric Manufacturing
      Co., Ltd........................................  5,000  15,763
    Toyo Engineering Corp............................. 12,000  30,677
    Toyo Ink SC Holdings Co., Ltd..................... 15,000  59,722
    Toyo Kanetsu K.K.................................. 12,000  21,766
    Toyo Kohan Co., Ltd...............................  3,000  13,577
    Toyo Securities Co., Ltd..........................  5,000  17,047
    Toyo Tanso Co., Ltd...............................    300   4,570
    Toyobo Co., Ltd................................... 58,000  86,497
    TPR Co., Ltd......................................  1,300  38,073
    Trancom Co., Ltd..................................    300  17,159
    Transcosmos, Inc..................................  1,900  50,247
    Trusco Nakayama Corp..............................  1,400  51,334
    TS Tech Co., Ltd..................................  1,800  50,762
    TSI Holdings Co., Ltd.............................  6,525  46,166
    Tsubakimoto Chain Co..............................  9,000  76,749
    Tsugami Corp......................................  5,000  22,883
    Tsukishima Kikai Co., Ltd.........................  3,000  29,664
    Tsukuba Bank, Ltd.................................  5,500  17,945
    Tsukui Corp.......................................  2,600  20,126
#   Tsumura & Co......................................  3,900  81,766

                                     1745

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Tsurumi Manufacturing Co., Ltd....................  2,000 $ 31,223
    Tsutsumi Jewelry Co., Ltd.........................    800   17,357
#   U-Shin, Ltd.......................................  2,000   12,466
    UACJ Corp......................................... 24,034   56,736
    Ube Industries, Ltd............................... 60,400  105,639
    Uchida Yoko Co., Ltd..............................  4,000   13,159
    UKC Holdings Corp.................................    300    6,328
    Ulvac, Inc........................................  3,700   53,437
    Uniden Holdings Corp..............................  2,000    3,501
    Union Tool Co.....................................    400   11,856
    Unipres Corp......................................  2,300   44,099
    United Arrows, Ltd................................  1,600   63,791
*   United Super Markets Holdings, Inc................  1,900   17,797
*   Unitika, Ltd...................................... 52,000   24,320
    Universal Entertainment Corp......................  2,600   65,327
    Unizo Holdings Co., Ltd...........................    800   36,058
    UNY Group Holdings Co., Ltd....................... 15,800  109,186
*   Usen Corp.........................................  8,870   25,727
    Ushio, Inc........................................  6,400   78,411
    Valor Co., Ltd....................................  2,000   49,050
    Vital KSK Holdings, Inc...........................  2,800   21,194
    VT Holdings Co., Ltd..............................  6,900   42,797
    Wacoal Holdings Corp..............................  6,000   76,570
#   Wacom Co., Ltd.................................... 11,800   43,722
    Wakita & Co., Ltd.................................  4,500   43,198
    Warabeya Nichiyo Co., Ltd.........................  1,200   32,269
#*  WATAMI Co., Ltd...................................  1,400   11,501
    Welcia Holdings Co., Ltd..........................    475   24,284
    Wood One Co., Ltd.................................  3,000    6,701
    Xebio Co., Ltd....................................  1,500   28,335
    Yahagi Construction Co., Ltd......................  1,500   10,118
    YAMABIKO Corp.....................................    615   24,768
#   Yamagata Bank, Ltd. (The)......................... 11,000   46,396
    Yamaichi Electronics Co., Ltd.....................  1,600   14,978
    Yamanashi Chuo Bank, Ltd. (The)................... 14,000   64,129
    Yamato Kogyo Co., Ltd.............................  2,200   51,648
    Yamazen Corp......................................  3,000   25,234
    Yaoko Co., Ltd....................................  1,000   49,415
    Yasuda Logistics Corp.............................  2,000   16,926
    Yellow Hat, Ltd...................................  1,800   36,519
    Yodogawa Steel Works, Ltd.........................  9,000   37,674
    Yokogawa Bridge Holdings Corp.....................  3,300   30,424
    Yokohama Reito Co., Ltd...........................  3,000   23,596
    Yokowo Co., Ltd...................................  1,700    9,842
    Yomeishu Seizo Co., Ltd...........................  2,000   16,637
    Yondenko Corp.....................................  2,100    7,321
    Yondoshi Holdings, Inc............................  1,159   24,696
    Yorozu Corp.......................................  1,900   39,222
    Yoshinoya Holdings Co., Ltd.......................  5,200   62,449
    Yuasa Trading Co., Ltd............................  1,800   42,416
    Yurtec Corp.......................................  4,000   33,259
    Yusen Logistics Co., Ltd..........................    600    6,667
    Yushiro Chemical Industry Co., Ltd................  1,000   11,136

                                     1746

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
JAPAN -- (Continued)
#   Zenrin Co., Ltd...................................  1,800 $    24,168
*   Zensho Holdings Co., Ltd..........................  6,900      66,817
    ZERIA Pharmaceutical Co., Ltd.....................  2,200      32,159
#   Zojirushi Corp....................................  2,000      30,894
    Zuken, Inc........................................  2,000      19,429
                                                              -----------
TOTAL JAPAN...........................................         31,401,175
                                                              -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV............................  5,258     164,927
    Accell Group......................................  2,819      61,817
*   AMG Advanced Metallurgical Group NV...............  1,768      14,876
    Amsterdam Commodities NV..........................  1,493      38,518
#*  APERAM SA.........................................  3,795     139,799
    Arcadis NV........................................  3,887     101,925
    ASM International NV..............................  3,943     177,295
    BE Semiconductor Industries NV....................  3,299      78,454
    Beter Bed Holding NV..............................  1,357      33,243
    BinckBank NV......................................  5,546      52,532
    Brunel International NV...........................  2,776      54,343
    Corbion NV........................................  4,897     102,927
    Delta Lloyd NV.................................... 12,728     225,726
*   Fugro NV..........................................  2,542      53,171
*   Grontmij NV.......................................  7,969      39,184
*   Heijmans NV.......................................  1,624      19,875
    Hunter Douglas NV.................................    130       5,568
    KAS Bank NV.......................................    488       6,225
    Kendrion NV.......................................  1,483      44,248
*   Koninklijke BAM Groep NV.......................... 19,826      91,846
    Koninklijke Ten Cate NV...........................  2,965      79,954
*   Macintosh Retail Group NV.........................    944       2,560
    Mota-Engil Africa NV..............................    399       3,058
*   Ordina NV.........................................  2,349       3,305
*   PostNL NV......................................... 33,579     143,764
#*  Royal Imtech NV...................................  5,039      15,934
*   SBM Offshore NV................................... 11,896     144,733
    Sligro Food Group NV..............................  1,688      64,905
#*  SNS Reaal NV...................................... 15,156          --
*   Telegraaf Media Groep NV..........................  1,964      10,215
    TKH Group NV......................................  3,206     137,569
    TNT Express NV.................................... 37,413     313,110
*   TomTom NV.........................................  9,430     101,967
    USG People NV.....................................  5,476      83,599
    Wessanen..........................................  8,503      91,134
                                                              -----------
TOTAL NETHERLANDS.....................................          2,702,306
                                                              -----------
NEW ZEALAND -- (1.1%)
*   a2 Milk Co., Ltd.................................. 16,703       9,049
    Air New Zealand, Ltd.............................. 41,085      71,562
    Briscoe Group, Ltd................................ 15,371      29,316
*   Chorus, Ltd....................................... 27,692      52,464
    Contact Energy, Ltd............................... 21,478      70,162
*   Diligent Corp.....................................  2,758      10,441

                                     1747

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
NEW ZEALAND -- (Continued)
    Ebos Group, Ltd...................................  6,927 $   49,820
    Fisher & Paykel Healthcare Corp., Ltd............. 33,890    167,671
    Freightways, Ltd.................................. 12,116     46,206
    Hallenstein Glasson Holdings, Ltd.................  5,327     11,681
    Heartland New Zealand, Ltd........................  5,841      4,549
    Infratil, Ltd..................................... 46,774     99,718
#   Kathmandu Holdings, Ltd...........................  8,788      9,853
    Mainfreight, Ltd..................................  6,428     64,712
    Metlifecare, Ltd.................................. 17,037     54,530
*   New Zealand Refining Co., Ltd. (The).............. 13,533     26,972
    Nuplex Industries, Ltd............................ 14,414     43,268
    NZX, Ltd..........................................  4,430      3,099
    PGG Wrightson, Ltd................................ 10,577      3,212
    Port of Tauranga, Ltd.............................  5,502     64,016
    Restaurant Brands New Zealand, Ltd................  9,560     26,442
    Ryman Healthcare, Ltd............................. 21,334    118,253
    Sanford, Ltd......................................  6,562     21,882
    SKY Network Television, Ltd....................... 23,513     94,966
    SKYCITY Entertainment Group, Ltd.................. 35,334    103,042
    Steel & Tube Holdings, Ltd........................  5,579     10,459
    Summerset Group Holdings, Ltd..................... 22,761     62,766
    Tower, Ltd........................................ 13,924     19,664
    Trade Me Group, Ltd............................... 32,478     72,644
#   TrustPower, Ltd...................................  4,827     24,958
    Vector, Ltd....................................... 23,021     50,458
    Warehouse Group, Ltd. (The).......................  5,475      9,288
*   Xero, Ltd.........................................  4,066     47,509
    Z Energy, Ltd.....................................  1,782      6,817
                                                              ----------
TOTAL NEW ZEALAND.....................................         1,561,449
                                                              ----------
NORWAY -- (0.9%)
#   ABG Sundal Collier Holding ASA.................... 24,317     22,303
#*  Akastor ASA.......................................  9,797     13,333
#   Aker ASA Class A..................................  2,100     43,816
    American Shipping ASA.............................  2,165     11,569
*   Archer, Ltd....................................... 29,102      7,488
    Atea ASA..........................................  5,000     43,177
    Austevoll Seafood ASA.............................  5,800     30,161
    Bakkafrost P/F....................................  2,040     61,928
    Bonheur ASA.......................................     83        650
    BW Offshore, Ltd.................................. 39,005     23,303
*   Det Norske Oljeselskap ASA........................  6,639     40,700
*   DOF ASA...........................................  2,500      2,115
    Ekornes ASA.......................................  1,600     19,691
*   Electromagnetic GeoServices ASA...................  4,467        806
    Farstad Shipping ASA..............................    800      2,345
*   Fred Olsen Energy ASA.............................  3,343     15,539
#*  Frontline, Ltd....................................  1,361      4,165
    Ganger Rolf ASA...................................  1,960     15,190
    Hexagon Composites ASA............................  6,540     19,388
    Hoegh LNG Holdings, Ltd...........................  4,064     65,089
*   Kongsberg Automotive ASA.......................... 47,061     29,405

                                     1748

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
NORWAY -- (Continued)
    Kvaerner ASA......................................    10,879 $    6,264
    Leroy Seafood Group ASA...........................     1,503     51,688
*   Nordic Semiconductor ASA..........................     9,065     57,913
#*  Norske Skogindustrier ASA.........................     7,000      2,284
#*  Norwegian Air Shuttle ASA.........................     1,507     65,027
*   Odfjell SE Class A................................     1,000      2,671
#   Opera Software ASA................................     6,271     50,073
*   Panoro Energy ASA.................................     1,501        129
    Petroleum Geo-Services ASA........................     7,958     36,236
    Prosafe SE........................................    16,087     46,948
#*  REC Silicon ASA...................................   140,159     25,243
*   REC Solar ASA.....................................     2,416     31,515
    Salmar ASA........................................     2,871     45,399
*   Sevan Marine ASA..................................     1,337      2,957
*   Siem Offshore, Inc................................     9,787      2,069
    Solstad Offshore ASA..............................     1,000      4,036
*   Songa Offshore....................................    22,582      2,835
    SpareBank 1 SMN...................................     8,057     62,376
    SpareBank 1 SR-Bank ASA...........................     8,340     49,509
#   Stolt-Nielsen, Ltd................................     1,022     16,511
*   Storebrand ASA....................................    13,943     56,161
    Tomra Systems ASA.................................    10,928     96,773
    Veidekke ASA......................................     4,900     54,520
    Wilh Wilhelmsen ASA...............................     1,741     10,157
    Wilh Wilhelmsen Holding ASA Class A...............     2,050     44,221
                                                                 ----------
TOTAL NORWAY..........................................            1,295,676
                                                                 ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA.....................................     7,954     33,795
*   Banco BPI SA......................................    40,060     45,421
*   Banco Comercial Portugues SA...................... 1,264,869     96,918
    CTT-Correios de Portugal SA.......................     2,081     21,455
#   Mota-Engil SGPS SA................................     8,817     23,418
    NOS SGPS SA.......................................    11,746     99,399
    Portucel SA.......................................    32,374    123,235
    REN--Redes Energeticas Nacionais SGPS SA..........    32,158     96,363
*   Sonae Industria SGPS SA...........................   267,750      2,085
    Sonae SGPS SA.....................................    54,351     75,349
                                                                 ----------
TOTAL PORTUGAL........................................              617,438
                                                                 ----------
SINGAPORE -- (1.2%)
#*  Ausgroup, Ltd.....................................    44,000      5,259
    Banyan Tree Holdings, Ltd.........................     7,000      2,524
*   Biosensors International Group, Ltd...............   111,000     56,257
*   Boustead Projects, Ltd............................     6,600      4,156
    Boustead Singapore, Ltd...........................    22,000     19,259
    Bukit Sembawang Estates, Ltd......................    10,500     37,664
    Bund Center Investment, Ltd.......................   108,000     15,588
    China Aviation Oil Singapore Corp., Ltd...........     9,600      5,218
    China Merchants Holdings Pacific, Ltd.............    45,045     33,386
    Chip Eng Seng Corp., Ltd..........................    45,000     24,266
    Chuan Hup Holdings, Ltd...........................    87,000     21,154

                                     1749

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- -------
SINGAPORE -- (Continued)
#   Cosco Corp. Singapore, Ltd........................  76,000 $21,599
    Creative Technology, Ltd..........................   2,650   2,327
    CSE Global, Ltd...................................  40,000  15,596
    CWT, Ltd..........................................  12,000  19,602
*   Del Monte Pacific, Ltd............................  72,000  19,942
#   Ezion Holdings, Ltd...............................  79,400  49,922
#*  Ezra Holdings, Ltd................................ 234,044  22,957
    Falcon Energy Group, Ltd..........................  21,000   3,520
    Far East Orchard, Ltd.............................  11,239  13,200
    Fragrance Group, Ltd..............................  82,000  12,238
    Frasers Centrepoint, Ltd..........................   9,000  10,966
    GK Goh Holdings, Ltd..............................  17,813  11,894
    Global Premium Hotels, Ltd........................   6,560   1,506
*   GMG Global, Ltd...................................  27,500   8,429
#   GuocoLand, Ltd....................................   5,000   8,344
    GuocoLeisure, Ltd.................................  53,000  35,504
    Hi-P International, Ltd...........................  23,000   8,312
    Ho Bee Land, Ltd..................................  14,000  20,515
    Hong Fok Corp., Ltd...............................  49,200  30,120
    Hong Leong Asia, Ltd..............................   8,000   6,973
    Hotel Grand Central, Ltd..........................  39,135  38,292
    Hwa Hong Corp., Ltd...............................  59,000  13,757
#   Hyflux, Ltd.......................................  27,500  16,807
    Indofood Agri Resources, Ltd......................  28,000  11,940
    k1 Ventures, Ltd.................................. 120,000  17,469
    Keppel Infrastructure Trust.......................  61,074  23,136
#*  Linc Energy, Ltd..................................  38,912   4,158
    M1, Ltd...........................................  18,500  42,171
    Mandarin Oriental International, Ltd..............   6,400  10,149
    Metro Holdings, Ltd...............................  49,200  32,645
    Midas Holdings, Ltd............................... 114,000  26,132
#   Nam Cheong, Ltd...................................  67,000  11,211
*   Neptune Orient Lines, Ltd.........................  37,600  25,368
#   Noble Group, Ltd.................................. 133,300  44,239
    Olam International, Ltd...........................   9,600  12,865
#   OSIM International, Ltd...........................  18,000  20,926
    Otto Marine, Ltd..................................  48,000     941
#   OUE Hospitality Trust.............................   3,833   2,544
    OUE, Ltd..........................................  23,000  32,467
    Oxley Holdings, Ltd...............................  57,000  18,267
#   Petra Foods, Ltd..................................  16,000  33,446
    Raffles Education Corp., Ltd......................  49,200  10,372
    Raffles Medical Group, Ltd........................  21,233  74,179
    Rotary Engineering, Ltd...........................  17,000   5,097
    SATS, Ltd.........................................  11,900  32,659
    SBS Transit, Ltd..................................  23,000  28,970
    Sheng Siong Group, Ltd............................  37,000  24,111
    Sinarmas Land, Ltd................................ 108,000  43,673
    Singapore Post, Ltd...............................  53,400  76,041
    SMRT Corp., Ltd...................................  56,000  56,478
    Stamford Land Corp., Ltd..........................  21,000   8,796
*   SunVic Chemical Holdings, Ltd.....................  40,000   8,295
    Super Group, Ltd..................................  46,000  33,676

                                     1750

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SINGAPORE -- (Continued)
#*  Swiber Holdings, Ltd.............................. 34,500 $    3,732
#   Swissco Holdings, Ltd............................. 15,000      3,824
    Tat Hong Holdings, Ltd............................ 35,000     12,913
    Tuan Sing Holdings, Ltd........................... 44,628     11,374
    United Engineers, Ltd............................. 34,000     61,664
    UOB-Kay Hian Holdings, Ltd........................ 32,422     35,450
#*  Vard Holdings, Ltd................................ 33,000     10,922
    Venture Corp., Ltd................................ 17,800    101,852
    Wheelock Properties Singapore, Ltd................ 20,000     25,275
    Wing Tai Holdings, Ltd............................ 45,970     63,166
    Yeo Hiap Seng, Ltd................................  2,482      2,707
*   Yongnam Holdings, Ltd............................. 17,500      5,226
                                                              ----------
TOTAL SINGAPORE.......................................         1,727,579
                                                              ----------
SPAIN -- (2.1%)
    Abengoa SA........................................  2,175      5,433
#   Abengoa SA Class B................................ 28,685     64,322
    Acciona SA........................................  1,954    157,917
    Acerinox SA.......................................  6,292     76,728
    Adveo Group International SA......................    770      6,676
    Almirall SA.......................................  4,299     84,544
    Atresmedia Corp de Medios de Comunicacion SA......  4,815     72,505
    Azkoyen SA........................................  2,184      7,976
*   Baron de Ley......................................     67      6,647
    Bolsas y Mercados Espanoles SHMSF SA..............  4,600    189,967
*   Cementos Portland Valderrivas SA..................  1,167      9,817
    Cie Automotive SA.................................  3,637     57,508
    Construcciones y Auxiliar de Ferrocarriles SA.....    152     43,204
    Distribuidora Internacional de Alimentacion SA.... 32,654    204,368
    Duro Felguera SA..................................  7,718     30,750
    Ebro Foods SA.....................................  6,598    131,601
    Elecnor SA........................................  1,707     16,980
    Ence Energia y Celulosa SA........................ 19,515     70,446
*   Ercros SA.........................................  3,027      2,284
    Faes Farma SA..................................... 23,971     66,560
*   Fomento de Construcciones y Contratas SA..........  8,698     89,746
    Gamesa Corp. Tecnologica SA....................... 12,857    203,617
    Grupo Catalana Occidente SA.......................  2,884     89,495
#*  Grupo Ezentis SA..................................  6,877      5,288
    Iberpapel Gestion SA..............................    936     15,874
#   Indra Sistemas SA.................................  6,332     71,123
*   Inmobiliaria Colonial SA.......................... 15,985     11,890
    Mediaset Espana Comunicacion SA...................  9,781    122,964
    Melia Hotels International SA.....................  5,653     81,334
    Miquel y Costas & Miquel SA.......................    740     26,763
*   NH Hotel Group SA................................. 16,473     99,870
    Obrascon Huarte Lain SA...........................  3,159     52,537
    Papeles y Cartones de Europa SA...................  2,874     16,478
*   Pescanova SA......................................  1,077         --
*   Promotora de Informaciones SA Class A.............  6,415     58,596
    Prosegur Cia de Seguridad SA...................... 17,048     90,285
*   Realia Business SA................................  4,187      3,412
*   Sacyr SA.......................................... 23,862     82,303

                                     1751

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SPAIN -- (Continued)
    Tecnicas Reunidas SA..............................  2,130 $  108,458
    Tubacex SA........................................  5,465     14,886
    Tubos Reunidos SA.................................  8,287     11,566
    Vidrala SA........................................  1,515     74,356
    Viscofan SA.......................................  3,317    198,230
    Zardoya Otis SA...................................  5,403     59,315
*   Zeltia SA......................................... 15,603     68,755
                                                              ----------
TOTAL SPAIN...........................................         2,963,374
                                                              ----------
SWEDEN -- (2.7%)
#   AAK AB............................................  1,800    121,923
    AddTech AB Class B................................  5,812     86,205
    AF AB Class B.....................................  5,364     75,123
#   Atrium Ljungberg AB Class B.......................  2,399     33,095
    Avanza Bank Holding AB............................  1,713     71,238
    B&B Tools AB Class B..............................  2,500     37,269
    Beijer Alma AB....................................  1,700     37,666
    Beijer Ref AB Class B.............................  1,786     37,415
    Betsson AB........................................  7,041    118,051
    Bilia AB..........................................  4,130     83,015
    BillerudKorsnas AB................................  8,422    129,376
    BioGaia AB Class B................................  1,689     54,805
    Bure Equity AB....................................  1,767     10,911
    Byggmax Group AB..................................  7,775     70,722
    Castellum AB......................................  9,541    136,036
    Catena AB.........................................  1,487     22,729
    Clas Ohlson AB Class B............................  2,530     46,825
*   Cloetta AB Class B................................ 22,873     68,652
    Concentric AB.....................................  3,360     38,659
    Dios Fastigheter AB...............................  3,244     22,661
    Duni AB...........................................  3,495     46,555
#*  Eniro AB.......................................... 30,666      3,681
    Fabege AB.........................................  7,864    109,133
*   Fastighets AB Balder..............................  3,160     52,589
    Gunnebo AB........................................  3,000     13,612
    Haldex AB.........................................  3,360     41,184
    Hexpol AB.........................................  2,911     31,226
    HIQ International AB..............................  4,214     21,631
    Holmen AB Class B.................................  4,045    115,399
    Hufvudstaden AB Class A...........................  1,838     23,759
    Industrial & Financial Systems Class B............  1,430     47,962
#   Indutrade AB......................................  1,544     75,419
    Intrum Justitia AB................................  4,262    144,939
    JM AB.............................................  4,116    108,975
    KappAhl AB........................................  6,122     19,429
#*  Karolinska Development AB Class B.................  1,741      2,467
    Klovern AB Class A................................    857        824
#   Klovern AB Class B................................  8,913      8,574
    Kungsleden AB..................................... 11,062     74,087
    Lagercrantz AB Class B............................  2,500     57,550
    Lindab International AB...........................  4,854     36,575
    Loomis AB Class B.................................  3,503     98,150
*   Medivir AB Class B................................  1,986     21,073

                                     1752

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SWEDEN -- (Continued)
    Mekonomen AB......................................  1,956 $   48,728
    Modern Times Group MTG AB Class B.................  3,275     92,925
    Mycronic AB.......................................  8,284     52,220
*   Net Insight AB Class B............................ 11,409      4,032
    NetEnt AB.........................................  1,952     90,844
    New Wave Group AB Class B.........................  2,000     10,240
    Nibe Industrier AB Class B........................  4,106    115,720
    Nobia AB..........................................  8,067     94,624
    Nolato AB Class B.................................  2,054     50,373
    Nordnet AB Class B................................  9,555     38,014
#*  Oriflame Holding AG...............................  2,508     37,125
    Peab AB........................................... 11,220     84,963
#   Proffice AB Class B...............................  2,061      4,998
#*  Qliro Group AB....................................  3,088      5,079
    Ratos AB Class B.................................. 13,094     81,963
    Rezidor Hotel Group AB............................  7,735     35,159
    Saab AB Class B...................................  3,810     91,872
#   Sagax AB Class B..................................  1,910     12,714
#*  SAS AB............................................  7,999     14,159
    SkiStar AB........................................  1,500     17,622
#*  SSAB AB Class A(B17H0S8).......................... 10,488     49,935
#*  SSAB AB Class A(BPRBWK4)..........................  3,811     18,089
*   SSAB AB Class B(B17H3F6)..........................  5,703     23,681
*   SSAB AB Class B(BPRBWM6)..........................  9,728     40,918
#   Sweco AB Class B..................................  2,350     32,276
    Systemair AB......................................    107      1,629
    Transmode AB......................................    734     10,420
    Unibet Group P.L.C................................  1,357     87,150
    Vitrolife AB......................................  1,018     20,552
    Wallenstam AB Class B............................. 11,522     83,479
    Wihlborgs Fastigheter AB..........................  3,900     67,235
                                                              ----------
TOTAL SWEDEN..........................................         3,875,907
                                                              ----------
SWITZERLAND -- (4.5%)
*   AFG Arbonia-Forster Holding AG....................  1,105     19,178
    Allreal Holding AG................................    904    129,205
#   Alpiq Holding AG..................................    101      8,523
    ams AG............................................  4,222    183,080
    APG SGA SA........................................     64     26,066
    Ascom Holding AG..................................  3,915     70,974
    Autoneum Holding AG...............................    308     63,544
    Bachem Holding AG Class B.........................    343     18,238
    Baloise Holding AG................................    344     43,828
    Bank Coop AG......................................    580     25,452
    Banque Cantonale de Geneve........................     85     21,813
    Banque Cantonale Vaudoise.........................    147     95,303
    Belimo Holding AG.................................     33     75,256
    Bell AG...........................................     14     36,302
    Bellevue Group AG.................................    298      4,447
#   Berner Kantonalbank AG............................    278     53,197
    BKW AG............................................  1,235     44,669
    Bobst Group SA....................................    800     35,189
    Bossard Holding AG Class A........................    477     53,245

                                     1753

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
SWITZERLAND -- (Continued)
#   Bucher Industries AG..............................    430 $104,829
    Burckhardt Compression Holding AG.................    171   64,590
    Burkhalter Holding AG.............................    185   20,166
    Cembra Money Bank AG..............................    145    8,830
*   Charles Voegele Holding AG........................    750    7,919
    Cie Financiere Tradition SA.......................     66    4,386
    Coltene Holding AG................................    250   17,950
    Conzzeta AG.......................................     84   54,525
    Daetwyler Holding AG..............................    502   62,121
    DKSH Holding AG...................................  1,553  116,510
*   Dufry AG..........................................    976  135,345
    Edmond de Rothschild Suisse SA....................      1   18,906
    EFG International AG..............................  4,617   53,768
    Emmi AG...........................................    195   64,628
    Energiedienst Holding AG..........................  1,000   26,887
    Flughafen Zuerich AG..............................    234  192,074
    Forbo Holding AG..................................    139  169,285
    Galenica AG.......................................    297  338,094
    GAM Holding AG....................................  9,575  200,992
    Gategroup Holding AG..............................  2,087   77,111
    Georg Fischer AG..................................    308  205,390
    Gurit Holding AG..................................     25   13,578
    Helvetia Holding AG...............................    478  262,296
    Huber & Suhner AG.................................    743   32,197
    Implenia AG.......................................  1,185   71,088
    Inficon Holding AG................................    149   44,245
*   Interroll Holding AG..............................     59   37,861
    Intershop Holding AG..............................    111   46,036
    Jungfraubahn Holding AG...........................     31    2,816
    Kaba Holding AG Class B...........................    194  124,120
    Kardex AG.........................................    792   46,401
    Komax Holding AG..................................    407   70,850
    Kudelski SA.......................................  4,680   74,052
    Kuoni Reisen Holding AG...........................    287   79,764
    LEM Holding SA....................................     62   46,865
    Liechtensteinische Landesbank AG..................    783   31,120
    Logitech International SA......................... 10,282  147,921
    Luzerner Kantonalbank AG..........................    219   80,556
    MCH Group AG......................................     12      761
    Metall Zug AG.....................................     23   62,165
#*  Meyer Burger Technology AG........................  5,000   43,050
    Micronas Semiconductor Holding AG.................  2,979   13,061
    Mobilezone Holding AG.............................  2,585   44,712
    Mobimo Holding AG.................................    639  135,902
    OC Oerlikon Corp. AG.............................. 12,397  152,036
*   Orascom Development Holding AG....................    935   11,461
    Orior AG..........................................    485   27,158
#   Panalpina Welttransport Holding AG................    762   94,857
    Phoenix Mecano AG.................................     50   25,112
*   Plazza AG.........................................     84   17,925
    PSP Swiss Property AG.............................  1,713  153,879
    Rieter Holding AG.................................    372   56,057
    Romande Energie Holding SA........................     27   29,620

                                     1754

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SWITZERLAND -- (Continued)
*   Schmolz + Bickenbach AG........................... 47,389 $   39,664
    Schweiter Technologies AG.........................     84     65,792
    Siegfried Holding AG..............................    420     75,516
    St Galler Kantonalbank AG.........................    198     74,528
    Straumann Holding AG..............................    643    190,241
    Sulzer AG.........................................  1,065    109,360
    Swissquote Group Holding SA.......................    538     13,829
    Tamedia AG........................................    249     42,652
    Tecan Group AG....................................    666     81,551
    Temenos Group AG..................................  3,300    120,963
    U-Blox AG.........................................    460     96,827
*   Valartis Group AG.................................    200      2,792
    Valiant Holding AG................................  1,014    100,657
    Valora Holding AG.................................    326     63,370
    Vaudoise Assurances Holding SA Class B............     75     41,371
    Vetropack Holding AG..............................     17     28,245
*   Von Roll Holding AG...............................  1,435      1,381
    Vontobel Holding AG...............................  1,933    102,828
    VP Bank AG........................................    134     11,649
    VZ Holding AG.....................................     21      5,402
    Walliser Kantonalbank.............................     15     11,627
    Ypsomed Holding AG................................    227     25,175
    Zehnder Group AG..................................  1,193     44,963
    Zug Estates Holding AG............................     12     17,488
    Zuger Kantonalbank AG.............................      8     37,297
                                                              ----------
TOTAL SWITZERLAND.....................................         6,436,505
                                                              ----------
UNITED KINGDOM -- (19.4%)
    888 Holdings P.L.C................................  5,052     13,390
    A.G.BARR P.L.C....................................  6,780     59,793
    Acacia Mining P.L.C............................... 12,404     46,458
#*  Afren P.L.C....................................... 57,931      1,615
*   Aga Rangemaster Group P.L.C.......................  7,312     21,073
    Alent P.L.C....................................... 15,220    112,611
    Amec Foster Wheeler P.L.C.........................  8,456    107,986
    Amlin P.L.C....................................... 23,661    188,351
    Anglo Pacific Group P.L.C......................... 11,773     15,419
    Anglo-Eastern Plantations P.L.C...................    186      1,733
    Anite P.L.C....................................... 19,453     38,204
#   Ashmore Group P.L.C............................... 14,773     61,228
    Astir Palace Vouliagmeni SA.......................  3,951    101,797
    Aveva Group P.L.C.................................    853     29,337
    Avon Rubber P.L.C.................................  1,029     12,937
    Balfour Beatty P.L.C.............................. 77,780    285,907
    Bank of Georgia Holdings P.L.C....................  2,027     63,083
    Barratt Developments P.L.C........................  5,030     49,780
    BBA Aviation P.L.C................................ 26,309    121,792
    Beazley P.L.C..................................... 34,508    181,700
    Bellway P.L.C..................................... 14,387    540,615
    Berendsen P.L.C...................................  9,573    152,907
    Berkeley Group Holdings P.L.C.....................  4,393    230,702
    Betfair Group P.L.C...............................  2,382    103,493
    Bloomsbury Publishing P.L.C.......................  3,174      8,087

                                     1755

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    Bodycote P.L.C....................................  11,574 $123,296
    Booker Group P.L.C................................  61,559  171,871
    Bovis Homes Group P.L.C...........................  15,605  277,990
#   Brammer P.L.C.....................................  13,369   67,726
    Brewin Dolphin Holdings P.L.C.....................  29,417  144,418
    British Polythene Industries P.L.C................   2,000   22,187
    Britvic P.L.C.....................................  12,542  134,209
*   BTG P.L.C.........................................   7,166   73,065
    Bwin.Party Digital Entertainment P.L.C............  45,519   81,597
    Cable & Wireless Communications P.L.C............. 131,205  131,096
*   Cairn Energy P.L.C................................  13,593   34,128
    Cape P.L.C........................................   6,374   23,178
    Capital & Counties Properties P.L.C...............   4,420   31,811
    Carillion P.L.C...................................  44,654  241,026
    Castings P.L.C....................................   4,744   31,920
    Centamin P.L.C....................................  92,292   79,754
    Chemring Group P.L.C..............................  15,420   56,712
    Chesnara P.L.C....................................   3,745   19,791
    Chime Communications P.L.C........................   1,262    7,114
    Cineworld Group P.L.C.............................  11,143   88,976
    Clarkson P.L.C....................................     606   26,142
    Close Brothers Group P.L.C........................  15,940  361,215
    Cobham P.L.C......................................  38,923  158,586
*   Colt Group SA.....................................  19,039   55,806
    Communisis P.L.C..................................   4,956    3,763
    Computacenter P.L.C...............................   5,283   62,689
    Connect Group PLC.................................  13,916   32,190
    Consort Medical P.L.C.............................   2,504   36,458
    Countrywide P.L.C.................................   6,154   50,043
    Croda International P.L.C.........................   6,825  323,634
    CSR P.L.C.........................................  17,258  241,957
    Daily Mail & General Trust P.L.C..................  26,092  326,743
    Dairy Crest Group P.L.C...........................  15,198  136,928
    Darty P.L.C.......................................  16,202   18,135
    DCC P.L.C.........................................  10,546  833,389
    De La Rue P.L.C...................................   5,731   45,138
    Debenhams P.L.C...................................  73,596  100,731
    Dechra Pharmaceuticals P.L.C......................   4,897   75,212
    Development Securities P.L.C......................   5,838   24,450
    Devro P.L.C.......................................  16,040   75,865
    Dignity P.L.C.....................................   2,685  102,409
    Diploma P.L.C.....................................  12,987  150,476
    Domino's Pizza Group P.L.C........................   7,036   98,596
    Drax Group P.L.C..................................  20,019   93,184
    DS Smith P.L.C.................................... 110,385  689,496
    Dunelm Group P.L.C................................     394    5,511
    E2V Technologies P.L.C............................   8,031   28,086
    Electrocomponents P.L.C...........................  49,328  153,307
    Elementis P.L.C...................................  48,213  192,932
*   EnQuest P.L.C.....................................  53,104   29,285
*   Enterprise Inns P.L.C.............................  32,204   56,459
    Essentra P.L.C....................................  10,325  146,985

                                     1756

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    esure Group P.L.C.................................   6,934 $ 29,225
    Euromoney Institutional Investor P.L.C............   4,036   65,533
*   Evraz P.L.C.......................................   9,367   14,730
    Fenner P.L.C......................................  25,352   65,944
    Ferrexpo P.L.C....................................  14,004   12,629
    Fidessa Group P.L.C...............................   3,854  144,344
*   Findel P.L.C......................................   2,049    6,401
*   Firstgroup P.L.C.................................. 137,579  247,507
    Fortune Oil CVR...................................  16,855      132
    Fuller Smith & Turner P.L.C. Class A..............   3,070   57,055
*   Future P.L.C......................................  13,448    2,178
    Galliford Try P.L.C...............................   4,232  117,174
    Games Workshop Group P.L.C........................     510    4,508
    Gem Diamonds, Ltd.................................   5,200   10,380
    Genus P.L.C.......................................   6,234  140,093
    Go-Ahead Group P.L.C..............................   4,702  186,999
    Grafton Group P.L.C...............................  11,134  125,069
    Greencore Group P.L.C.............................  43,468  214,416
    Greene King P.L.C.................................  18,145  244,650
    Greggs P.L.C......................................   4,959  104,931
    Halfords Group P.L.C..............................  14,015  118,838
    Halma P.L.C.......................................  41,988  495,803
    Hays P.L.C........................................ 146,764  381,544
    Headlam Group P.L.C...............................   3,793   28,185
    Helical Bar P.L.C.................................   9,778   64,926
    Henderson Group P.L.C.............................  48,866  217,009
    Henry Boot P.L.C..................................   3,595   13,358
    Hikma Pharmaceuticals P.L.C.......................   6,136  229,221
    Hill & Smith Holdings P.L.C.......................   6,597   71,392
    Hilton Food Group P.L.C...........................     123      846
    Hiscox, Ltd.......................................  13,386  193,338
*   Hochschild Mining P.L.C...........................  16,117   19,545
    Home Retail Group P.L.C...........................  35,654   90,788
    HomeServe P.L.C...................................  11,333   77,132
    Howden Joinery Group P.L.C........................  72,605  561,061
    Hunting P.L.C.....................................  14,421  115,315
    Huntsworth P.L.C..................................   6,947    4,631
    ICAP P.L.C........................................  22,258  179,049
    IG Group Holdings P.L.C...........................  15,317  178,731
*   Imagination Technologies Group P.L.C..............  26,492   96,841
    Inchcape P.L.C....................................  19,044  238,505
    Informa P.L.C.....................................  26,210  243,635
    Inmarsat P.L.C....................................   3,641   50,420
    Innovation Group P.L.C............................ 138,894   69,841
    Intermediate Capital Group P.L.C..................   4,932   44,830
*   International Ferro Metals, Ltd...................   5,038      151
    International Personal Finance P.L.C..............  10,952   68,112
    Interserve P.L.C..................................  17,760  178,789
*   IP Group P.L.C....................................  26,402   83,684
    ITE Group P.L.C...................................  26,658   76,848
    James Fisher & Sons P.L.C.........................   5,065   87,968
    Jardine Lloyd Thompson Group P.L.C................  13,727  222,613
    JD Sports Fashion P.L.C...........................   2,521   31,667

                                     1757

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    JD Wetherspoon P.L.C..............................  9,999 $111,646
    John Menzies P.L.C................................  3,000   24,162
    John Wood Group P.L.C............................. 14,804  144,136
*   Johnston Press P.L.C..............................    693    1,220
    Jupiter Fund Management P.L.C..................... 14,588  106,835
*   KAZ Minerals P.L.C................................ 22,228   56,112
    Kcom Group P.L.C.................................. 50,188   74,042
    Keller Group P.L.C................................  7,196  118,709
    Kier Group P.L.C.................................. 10,112  227,535
    Ladbrokes P.L.C................................... 55,207   98,084
    Laird P.L.C....................................... 18,315  112,612
*   Lamprell P.L.C.................................... 23,029   52,377
    Lancashire Holdings, Ltd.......................... 11,107  111,738
    Lavendon Group P.L.C..............................  5,479   15,611
*   Lonmin P.L.C...................................... 21,646   17,595
    Lookers P.L.C..................................... 23,097   58,403
    Low & Bonar P.L.C.................................  8,760    9,692
    LSL Property Services P.L.C.......................  2,132   12,489
    Macfarlane Group P.L.C............................  6,000    4,100
    Man Group P.L.C................................... 76,205  193,234
    Management Consulting Group P.L.C................. 25,424    6,263
    Marshalls P.L.C................................... 11,710   58,464
    Marston's P.L.C................................... 36,443   88,750
    McBride P.L.C.....................................  6,500   12,187
    Mears Group P.L.C.................................  7,017   42,759
    Melrose Industries P.L.C.......................... 41,002  176,893
    Michael Page International P.L.C.................. 22,405  191,530
    Micro Focus International P.L.C...................  7,021  153,136
    Millennium & Copthorne Hotels P.L.C............... 13,377  116,464
*   Mitchells & Butlers P.L.C......................... 13,334   78,649
    Mitie Group P.L.C................................. 39,151  196,685
    Moneysupermarket.com Group P.L.C.................. 11,145   50,965
    Morgan Advanced Materials P.L.C................... 32,999  182,644
    Morgan Sindall Group P.L.C........................  1,492   18,899
*   Mothercare P.L.C..................................  6,281   26,569
    N Brown Group P.L.C...............................  9,038   44,803
    National Express Group P.L.C...................... 47,751  225,625
    NCC Group P.L.C................................... 12,054   44,255
*   New World Resources P.L.C. Class A................  1,390       13
    Northgate P.L.C...................................  8,805   75,263
    Novae Group P.L.C.................................  1,706   19,314
*   Ophir Energy P.L.C................................ 10,245   18,535
*   Oxford Biomedica P.L.C............................ 36,513    5,272
    Oxford Instruments P.L.C..........................  5,949   84,875
    Pace P.L.C........................................ 41,575  235,601
    PayPoint P.L.C....................................  3,824   59,722
    Pendragon P.L.C................................... 44,542   26,983
    Pennon Group P.L.C................................ 16,758  213,318
*   Petra Diamonds, Ltd............................... 38,369   89,996
*   Petropavlovsk P.L.C...............................  9,965      931
    Phoenix Group Holdings............................  7,456   99,143
    Photo-Me International P.L.C...................... 11,000   26,132
    Playtech P.L.C....................................  7,792  110,161

                                     1758

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
UNITED KINGDOM -- (Continued)
    Poundland Group P.L.C.............................  3,762 $ 19,807
    Premier Farnell P.L.C............................. 44,842   94,974
*   Premier Foods P.L.C............................... 58,728   36,127
*   Premier Oil P.L.C................................. 28,641   59,707
*   Punch Taverns P.L.C...............................  2,054    4,250
    PZ Cussons P.L.C.................................. 15,366   83,086
    QinetiQ Group P.L.C............................... 32,441  119,973
*   Quintain Estates & Development P.L.C.............. 54,499  111,990
    Rank Group P.L.C..................................  8,059   30,783
    Rathbone Brothers P.L.C...........................  2,413   85,837
*   Raven Russia, Ltd................................. 13,830   11,400
    Redrow P.L.C...................................... 19,223  139,670
    Regus P.L.C....................................... 40,642  178,256
    Renishaw P.L.C....................................  3,625  118,198
    Rentokil Initial P.L.C............................ 94,387  216,709
    Restaurant Group P.L.C. (The).....................  8,036   84,571
    Rexam P.L.C....................................... 24,146  209,580
    Ricardo P.L.C.....................................  3,538   49,709
    Rightmove P.L.C...................................  4,102  233,076
    RM P.L.C..........................................  5,224   13,865
    Rotork P.L.C...................................... 85,396  285,079
    RPC Group P.L.C................................... 28,898  306,798
    RPS Group P.L.C................................... 22,972   76,664
    Savills P.L.C.....................................  8,832  134,952
    SDL P.L.C.........................................  6,280   39,296
    Senior P.L.C...................................... 44,889  203,627
    Serco Group P.L.C................................. 48,205   96,898
*   Severfield P.L.C..................................  6,026    6,778
    Shanks Group P.L.C................................ 42,387   65,884
    SIG P.L.C......................................... 57,231  186,582
*   Skyepharma P.L.C..................................  3,403   14,870
    Soco International P.L.C.......................... 14,452   35,610
    Spectris P.L.C.................................... 14,096  429,373
    Speedy Hire P.L.C................................. 25,705   20,747
    Spirax-Sarco Engineering P.L.C....................  4,752  246,015
    Spirent Communications P.L.C...................... 57,225   83,465
    St Ives P.L.C.....................................  3,000    8,311
    ST Modwen Properties P.L.C........................ 21,172  157,359
    Stagecoach Group P.L.C............................ 22,281  135,895
    Sthree P.L.C...................................... 10,382   63,105
*   SuperGroup P.L.C..................................  2,900   65,536
    Synergy Health P.L.C..............................  4,624  125,702
    Synthomer P.L.C................................... 19,135   95,939
    T Clarke P.L.C....................................  3,989    4,876
#   TalkTalk Telecom Group P.L.C...................... 19,323   90,839
    Tate & Lyle P.L.C................................. 18,473  157,018
    Ted Baker P.L.C...................................  3,437  172,891
    Telecity Group P.L.C..............................  9,889  168,761
    Telecom Plus P.L.C................................  6,609  125,186
*   Thomas Cook Group P.L.C........................... 57,015  106,570
    Topps Tiles P.L.C.................................  5,775   13,894
    Tribal Group P.L.C................................  1,493    3,734
    Trinity Mirror P.L.C.............................. 25,964   53,890

                                     1759

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ ------------
UNITED KINGDOM -- (Continued)
    TT electronics P.L.C.............................. 10,027 $     23,234
    TUI AG............................................ 13,482      230,525
    Tullett Prebon P.L.C.............................. 14,365       90,796
    Tullow Oil P.L.C.................................. 13,547       51,801
    UBM P.L.C......................................... 19,919      165,118
    UDG Healthcare P.L.C.............................. 19,119      149,759
    Ultra Electronics Holdings P.L.C..................  7,343      199,828
    UNITE Group P.L.C. (The).......................... 25,563      251,700
    UTV Media P.L.C...................................  2,430        5,881
*   Vectura Group P.L.C............................... 20,878       58,473
#   Vedanta Resources P.L.C...........................  8,318       51,748
    Vesuvius P.L.C.................................... 14,873       94,862
    Victrex P.L.C.....................................  7,849      237,016
    Vitec Group P.L.C. (The)..........................  2,000       20,282
*   Volex P.L.C.......................................  1,534        2,086
    WH Smith P.L.C....................................  7,594      187,263
    William Hill P.L.C................................ 27,236      172,078
    Wilmington Group P.L.C............................  6,879       28,115
*   Wincanton P.L.C...................................  5,790       16,847
    WS Atkins P.L.C................................... 12,112      296,902
    Xaar P.L.C........................................ 10,372       83,990
    Xchanging P.L.C................................... 11,978       18,191
    XP Power, Ltd.....................................    132        3,383
                                                              ------------
TOTAL UNITED KINGDOM..................................          27,910,898
                                                              ------------
UNITED STATES -- (0.0%)
*   Golden Ocean Group, Ltd...........................  3,992       15,566
                                                              ------------
TOTAL UNITED STATES...................................              15,566
                                                              ------------
TOTAL COMMON STOCKS...................................         133,234,144
                                                              ------------
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Biotest AG........................................  1,086       30,564
    Draegerwerk AG & Co. KGaA.........................    315       31,558
    Fuchs Petrolub SE.................................  2,370      102,997
    Jungheinrich AG...................................  1,200       84,599
    Sartorius AG......................................    451       97,098
    Sixt SE...........................................  1,265       45,586
                                                              ------------
TOTAL GERMANY.........................................             392,402
                                                              ------------
TOTAL PREFERRED STOCKS................................             392,402
                                                              ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Austin Engineering Rights 08/10/15................  1,619           12

                                     1760

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
AUSTRALIA -- (Continued)
*     Duet Group, Ltd. Rights 08/10/15..................  24,335 $         --
                                                                 ------------
TOTAL AUSTRALIA.........................................                   12
                                                                 ------------
AUSTRIA -- (0.0%)
*     Intercell AG Rights...............................   2,073           --
                                                                 ------------
CANADA -- (0.0%)
*     Imperial Metals Corp. Rights 08/20/15.............   5,000           76
                                                                 ------------
HONG KONG -- (0.0%)
*     China Strategic Holdings, Ltd. Rights 08/12/15.... 183,750        3,674
*     Miramar Hotel and Investment Warrants 01/19/18....   4,000          955
                                                                 ------------
TOTAL HONG KONG.........................................                4,629
                                                                 ------------
TOTAL RIGHTS/WARRANTS...................................                4,717
                                                                 ------------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund.................... 879,535   10,176,217
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $140,824,776)^^.....         $143,807,480
                                                                 ============

                                     1761

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------
                                     LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ---------- ------------ ------- ------------
Common Stocks
   Australia....................... $    1,503 $  8,080,529     --  $  8,082,032
   Austria.........................         --    1,454,077     --     1,454,077
   Belgium.........................         --    2,245,183     --     2,245,183
   Canada..........................  9,651,245           88     --     9,651,333
   China...........................         --      127,713     --       127,713
   Denmark.........................         --    2,335,713     --     2,335,713
   Finland.........................         --    3,416,031     --     3,416,031
   France..........................     31,406    5,999,162     --     6,030,568
   Germany.........................         --    7,819,656     --     7,819,656
   Hong Kong.......................      6,532    4,407,157     --     4,413,689
   Ireland.........................         --      773,393     --       773,393
   Israel..........................     12,411    1,090,015     --     1,102,426
   Italy...........................         --    5,274,457     --     5,274,457
   Japan...........................     36,588   31,364,587     --    31,401,175
   Netherlands.....................         --    2,702,306     --     2,702,306
   New Zealand.....................         --    1,561,449     --     1,561,449
   Norway..........................         --    1,295,676     --     1,295,676
   Portugal........................         --      617,438     --       617,438
   Singapore.......................         --    1,727,579     --     1,727,579
   Spain...........................         --    2,963,374     --     2,963,374
   Sweden..........................     37,125    3,838,782     --     3,875,907
   Switzerland.....................     17,925    6,418,580     --     6,436,505
   United Kingdom..................     18,227   27,892,671     --    27,910,898
   United States...................         --       15,566     --        15,566
Preferred Stocks...................
   Germany.........................         --      392,402     --       392,402
Rights/Warrants....................
   Australia.......................         --           12     --            12
   Austria.........................         --           --     --            --
   Canada..........................         --           76     --            76
   Hong Kong.......................         --        4,629     --         4,629
Securities Lending Collateral......         --   10,176,217     --    10,176,217
                                    ---------- ------------ ------  ------------
TOTAL.............................. $9,812,962 $133,994,518     --  $143,807,480
                                    ========== ============ ======  ============

                                     1762

                         VA SHORT-TERM FIXED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
AGENCY OBLIGATIONS -- (5.1%)
Federal Home Loan Bank.................................
     0.500%, 10/17/16.................................. $1,000 $1,000,007
     1.625%, 12/09/16..................................  1,700  1,723,611
     1.000%, 06/09/17..................................    700    703,536
     1.000%, 06/21/17..................................    500    501,959
Federal Home Loan Mortgage Corporation
     0.875%, 10/14/16..................................    800    803,773
     0.500%, 01/27/17..................................  1,000    998,466
     1.000%, 07/28/17..................................  1,900  1,909,776
Federal National Mortgage Association
     5.000%, 02/13/17..................................  1,000  1,066,359
     5.000%, 05/11/17..................................    800    860,485
                                                               ----------
TOTAL AGENCY OBLIGATIONS...............................         9,567,972
                                                               ----------
BONDS -- (64.0%)
3M Co.
     1.375%, 09/29/16..................................    500    503,856
Agence Francaise de Developpement
     1.125%, 10/03/16..................................  1,000  1,005,289
Alberta, Province of Canada
     1.000%, 06/21/17..................................    500    500,975
ANZ New Zealand Int'l, Ltd.
     1.400%, 04/27/17..................................    500    499,951
Apple, Inc.
#    1.050%, 05/05/17..................................    500    501,085
     0.900%, 05/12/17..................................  2,800  2,797,315
Asian Development Bank
     5.250%, 06/12/17..................................  1,500  1,621,515
Australia & New Zealand Banking Group, Ltd.
     1.250%, 01/10/17..................................  1,500  1,503,610
Australia & New Zealand Banking Group, Ltd. Floating
  Rate Note
(r)  0.664%, 01/10/17..................................  1,800  1,801,854
(r)  0.664%, 01/10/17..................................  1,000  1,001,012
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16..................................    600    603,268
     0.625%, 09/15/16..................................  2,400  2,399,126
     5.125%, 10/05/16..................................    200    210,337
     0.875%, 02/21/17..................................  1,896  1,898,103
Bank of Montreal
     1.300%, 07/15/16..................................  2,000  2,009,656
Bank of Montreal Floating Rate Note
(r)  0.809%, 07/15/16..................................  1,250  1,254,164
Bank of Nova Scotia (The)
#    1.375%, 07/15/16..................................  2,240  2,252,681
Bank of Nova Scotia (The) Floating Rate Note
(r)  0.596%, 04/11/17..................................  2,010  2,005,375
Berkshire Hathaway Finance Corp........................
#    1.600%, 05/15/17..................................    500    505,134
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)  0.434%, 01/10/17..................................    902    902,546
(r)  0.456%, 01/13/17..................................  3,500  3,501,666
Berkshire Hathaway, Inc.
     2.200%, 08/15/16..................................    323    327,705
Caisse des Depots et Consignations
     0.875%, 11/07/16..................................  1,200  1,203,017
Canada Government International Bond
     0.875%, 02/14/17..................................    500    501,540
Canadian Imperial Bank of Commerce Floating Rate Note
(r)  0.807%, 07/18/16..................................    200    200,729
Chevron Corp. Floating Rate Note
(r)  0.384%, 02/22/17..................................  1,300  1,298,666
Cisco Systems, Inc.
     3.150%, 03/14/17..................................    500    517,903
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
  Floating Rate Note
(r)  0.562%, 11/23/16..................................    900    900,480
Council Of Europe Development Bank
     1.250%, 09/22/16..................................  2,000  2,014,986
DBS Bank, Ltd.
     2.375%, 09/14/15..................................  1,800  1,803,328
Denmark Government International Bond
     0.875%, 03/20/17..................................    500    501,305
Development Bank of Japan, Inc.
     1.625%, 10/05/16..................................  2,000  2,020,092
     5.125%, 02/01/17..................................    500    530,955
     5.125%, 02/01/17..................................  1,000  1,062,100
     1.500%, 03/13/17..................................    500    504,359
Erste Abwicklungsanstalt
     1.000%, 02/27/17..................................  3,400  3,407,742
European Bank for Reconstruction & Development
     1.375%, 10/20/16..................................    500    505,937
     1.000%, 02/16/17..................................  1,857  1,868,655
European Investment Bank
     1.125%, 12/15/16..................................  1,000  1,006,530
     3.125%, 12/15/16..................................    300    310,061
     4.875%, 01/17/17..................................    500    530,277
     1.750%, 03/15/17..................................  2,800  2,845,620
     5.125%, 05/30/17..................................    500    538,846
Export Development Canada
     0.625%, 04/27/17..................................    500    497,822
Exxon Mobil Corp.
     0.921%, 03/15/17..................................  1,000  1,000,428

                                     1763

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------ ------------
FMS Wertmanagement AoeR
     1.125%, 10/14/16.................................. $1,128 $  1,135,287
     0.625%, 01/30/17..................................  1,000      998,560
General Electric Capital Corp.
     5.400%, 02/15/17..................................    300      319,227
     2.450%, 03/15/17..................................  2,000    2,040,662
     2.300%, 04/27/17..................................  2,506    2,553,160
Inter-American Development Bank
     5.125%, 09/13/16..................................  2,000    2,101,924
International Bank for Reconstruction & Development
     0.625%, 10/14/16..................................    500      500,493
     0.625%, 05/02/17..................................  1,000      995,518
Japan Bank for International Cooperation
     1.125%, 07/19/17..................................  2,000    2,000,778
KFW
     1.250%, 10/05/16..................................  1,000    1,007,732
     0.750%, 03/17/17..................................  4,300    4,300,688
Kommunalbanken A.S.
     0.875%, 10/03/16..................................  1,000    1,003,071
     1.375%, 06/08/17..................................    500      504,833
Kommuninvest I Sverige AB
     1.625%, 02/13/17..................................  1,000    1,013,227
Landeskreditbank Baden-Wuerttemberg Foerderbank
     0.625%, 01/26/17..................................    800      798,593
     0.875%, 03/20/17..................................  1,000    1,000,649
     0.875%, 04/10/17..................................  1,400    1,400,910
     1.625%, 04/25/17..................................  1,137    1,152,099
Manitoba, Province of Canada
     4.900%, 12/06/16..................................  1,000    1,055,743
Merck & Co., Inc. Floating Rate Note
(r)  0.404%, 02/10/17..................................  1,600    1,599,626
Municipality Finance P.L.C.
     1.250%, 09/12/16..................................    500      503,489
National Australia Bank, Ltd.
#    1.300%, 07/25/16..................................    500      502,746
     1.300%, 06/30/17..................................    394      393,541
National Australia Bank, Ltd. Floating Rate Note
(r)  0.845%, 07/25/16..................................  1,000    1,003,789
(r)  0.714%, 12/02/16..................................    500      501,246
(r)  0.653%, 03/17/17..................................  1,000    1,001,848
Nestle Holdings, Inc.
     1.375%, 06/21/17..................................  2,008    2,016,432
Netherlands Government Bond
     1.000%, 02/24/17..................................    500      501,937
Nordea Bank AB
     3.125%, 03/20/17..................................  1,270    1,307,187
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  0.466%, 06/13/16..................................  1,300    1,300,126
Nordic Investment Bank
     1.000%, 03/07/17..................................    300      301,355
Oesterreichische Kontrollbank AG
     0.750%, 12/15/16..................................  2,120    2,124,164
     0.750%, 05/19/17..................................  2,000    1,996,820
Ontario, Province of Canada
     1.600%, 09/21/16..................................  1,000    1,010,613
Pfizer, Inc.
#    1.100%, 05/15/17..................................    800      800,530
Royal Bank of Canada
#    1.200%, 01/23/17..................................  2,600    2,607,459
     1.000%, 04/27/17..................................    400      398,696
     1.250%, 06/16/17..................................    800      799,538
Royal Bank of Canada Floating Rate Note
(r)  0.569%, 02/03/17..................................  1,500    1,499,991
Svensk Exportkredit AB
     5.125%, 03/01/17..................................  1,961    2,093,432
Svenska Handelsbanken AB
     2.875%, 04/04/17..................................    600      616,698
Svenska Handelsbanken AB Floating Rate Note
(r)  0.751%, 09/23/16..................................  2,900    2,907,314
Toronto-Dominion Bank (The)
     2.500%, 07/14/16..................................    400      406,677
     1.500%, 09/09/16..................................  1,000    1,007,074
     2.375%, 10/19/16..................................    200      203,525
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.456%, 07/13/16..................................  2,000    2,000,080
(r)  0.544%, 01/06/17..................................  1,500    1,499,434
Total Capital International SA
     1.500%, 02/17/17..................................    500      503,287
     1.550%, 06/28/17..................................    300      302,030
Toyota Motor Credit Corp.
     1.750%, 05/22/17..................................  1,000    1,012,014
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.381%, 09/23/16..................................  2,000    1,999,136
(r)  0.466%, 02/16/17..................................  2,000    1,997,834
                                                               ------------
TOTAL BONDS............................................         119,780,423
                                                               ------------
U.S. TREASURY OBLIGATIONS -- (6.9%)
U.S. Treasury Notes
     0.500%, 11/30/16..................................  1,000    1,000,234
     0.625%, 12/15/16..................................  2,000    2,003,594
     0.875%, 12/31/16..................................  1,700    1,709,030
     0.500%, 01/31/17..................................  2,000    1,999,218
     0.875%, 02/28/17..................................    600      603,094
     0.750%, 03/15/17..................................  1,000    1,003,047
     0.500%, 03/31/17..................................    400      399,562
     1.000%, 03/31/17..................................    500      503,476
     0.875%, 05/15/17..................................  2,000    2,008,438

                                     1764

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
      0.625%, 05/31/17................................. $    1,000 $    999,531
      0.875%, 06/15/17.................................        800      803,438
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS........................              13,032,662
                                                                   ------------
COMMERCIAL PAPER -- (20.9%)
Bank of Montreal
      0.576%, 06/16/17.................................      1,000      999,792
Bank of Nova Scotia (The)
      0.509%, 12/05/16.................................        700      699,879
Banque et Caisse d'Epargne de l'Etat
      0.230%, 10/08/15.................................        500      499,749
Caisse des Depots et Consignations
##    0.150%, 08/18/15.................................      2,000    1,999,856
##    0.160%, 08/19/15.................................      2,000    1,999,847
Coca-Cola Co. (The)
##    0.100%, 09/10/15.................................        350      349,957
##    0.210%, 10/13/15.................................      1,600    1,599,500
##    0.190%, 10/19/15.................................        500      499,811
##    0.230%, 11/05/15.................................        600      599,662
Commonwealth Bank of Australia
##    0.165%, 08/17/15.................................      1,500    1,499,927
CPPIB Capital, Inc.
##    0.140%, 08/10/15.................................      2,101    2,100,936
##    0.130%, 08/19/15.................................      1,000      999,938
##    0.150%, 09/16/15.................................        375      374,925
DBS Bank, Ltd.
##    0.180%, 08/19/15.................................      1,600    1,599,901
Erste Abwicklungsanstalt
##    0.150%, 08/10/15.................................        500      499,985
International Business Machines Corp.
##    0.100%, 08/28/15.................................        700      699,963
L'Oreal USA, Inc.
##    0.090%, 08/18/15.................................      1,000      999,943
Massachusetts Mututal Life Insurance Co.
##    0.120%, 08/13/15.................................      1,000      999,960
Nederlandse Waterschapsbank NV
##    0.160%, 09/08/15.................................      1,300    1,299,807
Nordea Bank Finland P.L.C.
      0.557%, 02/13/17.................................      2,500    2,499,593
NRW Bank
##    0.015%, 08/03/15.................................        520      519,994
##    0.200%, 08/26/15.................................      3,000    2,999,623
Oesterreichische Kontrollbank AG
      0.165%, 09/15/15.................................        580      579,888
Oversea-Chinese Banking Corp., Ltd.
      0.190%, 08/07/15.................................      1,000      999,979
Pfizer, Inc.
##    0.130%, 09/21/15.................................        700      699,919
PSP Capital, Inc.
##    0.180%, 08/26/15.................................        600      599,943
##    0.180%, 10/13/15.................................      3,000    2,998,835
##    0.016%, 10/20/15.................................      1,500    1,499,332
Roche Holdings, Inc.
##    0.100%, 08/20/15.................................      1,000      999,934
Sanofi
##    0.130%, 09/04/15.................................        500      499,965
##    0.110%, 09/11/15.................................      3,000    2,999,727
Svenska Handelsbanken AB
      0.437%, 08/17/16.................................        500      500,146
Toyota Motor Credit Corp.
      0.200%, 09/29/15.................................        400      399,893
TOTAL COMMERCIAL PAPER.................................              39,120,109
                                                                   ------------

                                                         SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves,
        0.114%.........................................  1,648,585    1,648,585
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ----------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@  DFA Short Term Investment Fund...................    354,774    4,104,740
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $187,277,783)^^..................................            $187,254,491
                                                                   ============


                                     1765

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------
                                     LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ---------- ------------ ------- ------------
Agency Obligations.................         -- $  9,567,972   --    $  9,567,972
Bonds..............................         --  119,780,423   --     119,780,423
U.S. Treasury Obligations..........         --   13,032,662   --      13,032,662
Commercial Paper...................         --   39,120,109   --      39,120,109
Temporary Cash Investments......... $1,648,585           --   --       1,648,585
Securities Lending Collateral......         --    4,104,740   --       4,104,740
                                    ---------- ------------   --    ------------
TOTAL.............................. $1,648,585 $185,605,906   --    $187,254,491
                                    ========== ============   ==    ============

                                     1766

                           VA GLOBAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT^
                                                        (000)     VALUE+
                                                       -------- -----------
BONDS -- (91.6%)

AUSTRALIA -- (9.5%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19..................................   $4,838 $ 4,871,314
Commonwealth Bank of Australia
    2.500%, 09/20/18..................................      900     920,004
    2.250%, 03/13/19..................................    4,500   4,536,733
    2.300%, 09/06/19..................................      500     502,337
    2.300%, 03/12/20..................................      500     499,910
National Australia Bank, Ltd.
    2.300%, 07/25/18..................................    4,000   4,067,384
    2.250%, 07/01/19..................................      500     501,766
    2.400%, 12/09/19..................................    1,500   1,508,806
Westpac Banking Corp.
#   2.250%, 01/17/19..................................    4,800   4,854,888
    2.300%, 05/26/20..................................    1,000     999,205
                                                                -----------
TOTAL AUSTRALIA.......................................           23,262,347
                                                                -----------
AUSTRIA -- (1.0%)
Oesterreichische Kontrollbank AG
    1.625%, 03/12/19..................................    2,500   2,518,885
                                                                -----------
CANADA -- (8.3%)
Bank of Nova Scotia (The)
    2.050%, 06/05/19..................................    4,000   4,001,860
Ontario, Province of Canada
    2.000%, 01/30/19..................................    2,450   2,485,439
    4.000%, 10/07/19..................................    1,600   1,742,987
    4.400%, 04/14/20..................................      500     556,936
Royal Bank of Canada
    2.200%, 07/27/18..................................    2,906   2,945,853
    2.150%, 03/15/19..................................    1,000   1,008,609
    2.150%, 03/06/20..................................    2,094   2,093,642
Toronto-Dominion Bank (The)
    2.625%, 09/10/18..................................    1,500   1,539,071
    2.125%, 07/02/19..................................    3,000   3,021,084
    2.250%, 11/05/19..................................    1,000   1,006,507
                                                                -----------
TOTAL CANADA..........................................           20,401,988
                                                                -----------
FINLAND -- (0.2%)
Municipality Finance P.L.C.
    1.750%, 05/21/19..................................      500     505,030
                                                                -----------
FRANCE -- (3.7%)
Agence Francaise de Developpement
    1.625%, 01/21/20..................................    2,000   1,986,632
Dexia Credit Local SA
    2.250%, 01/30/19..................................    2,000   2,037,896
Total Capital International SA
    2.125%, 01/10/19..................................    1,000   1,009,691
FRANCE -- (Continued)
    2.100%, 06/19/19..................................    2,650   2,669,533
Total Capital SA
    2.125%, 08/10/18..................................    1,300   1,317,303
    3.875%, 12/14/18.................................. GBP  110     183,467
                                                                -----------
TOTAL FRANCE..........................................            9,204,522
                                                                -----------
GERMANY -- (5.1%)
KFW
    1.500%, 04/20/20..................................    4,500   4,469,756
NRW Bank
    1.875%, 07/01/19..................................    1,700   1,715,176
    2.000%, 09/23/19..................................    3,200   3,238,707
State of North Rhine-Westphalia
    1.625%, 01/22/20..................................    3,000   2,975,337
                                                                -----------
TOTAL GERMANY                                                    12,398,976
                                                                -----------
JAPAN -- (3.7%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19..................................    1,000     995,304
Japan Bank for International Cooperation
    1.750%, 07/31/18..................................    4,000   4,042,908
    1.750%, 05/29/19..................................    2,030   2,040,694
    1.750%, 05/29/19..................................      400     402,034
Japan Finance Organization for Municipalities
    2.125%, 03/06/19..................................    1,700   1,725,468
                                                                -----------
TOTAL JAPAN...........................................            9,206,408
                                                                -----------
NETHERLANDS -- (9.2%)
Bank Nederlandse Gemeenten NV
    1.875%, 12/07/18.................................. GBP  350     555,556
    1.875%, 06/11/19..................................    2,000   2,026,712
    1.750%, 03/24/20..................................    3,000   3,009,360
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    2.250%, 01/14/19..................................    5,535   5,576,717
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19..................................    3,600   3,651,617
    1.750%, 09/05/19..................................    1,000   1,006,944
Shell International Finance BV
    1.900%, 08/10/18..................................    4,000   4,041,196
    2.000%, 11/15/18..................................    1,300   1,313,404
    4.300%, 09/22/19..................................      500     545,588
    4.375%, 03/25/20..................................      485     531,771
    2.125%, 05/11/20..................................      200     199,454
                                                                -----------
TOTAL NETHERLANDS.....................................           22,458,319
                                                                -----------
NORWAY -- (5.1%)
Kommunalbanken A.S.
    2.125%, 03/15/19..................................    2,200   2,251,991

                                     1767

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                       --------- ------------
NORWAY -- (Continued)
    1.750%, 05/28/19..................................   $ 3,500 $  3,531,612
    1.500%, 10/22/19..................................       300      298,432
Statoil ASA
    1.150%, 05/15/18..................................     1,600    1,582,282
    1.950%, 11/08/18..................................     1,100    1,107,781
    2.250%, 11/08/19..................................     3,650    3,673,776
                                                                 ------------
TOTAL NORWAY..........................................             12,445,874
                                                                 ------------
SINGAPORE -- (0.5%)
Singapore Government Bond
    2.500%, 06/01/19.................................. SGD 1,665    1,250,343
                                                                 ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.2%)
Asian Development Bank
    1.875%, 04/12/19..................................     1,000    1,017,690
European Investment Bank
    1.500%, 02/01/19.................................. GBP   500      784,433
#   1.625%, 03/16/20..................................     3,500    3,500,557
    1.625%, 03/16/20..................................     1,000      999,940
Inter-American Development Bank
    1.875%, 06/16/20..................................     2,700    2,727,567
Nordic Investment Bank
    1.875%, 06/14/19..................................     1,300    1,323,085
                                                                 ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........             10,353,272
                                                                 ------------
SWEDEN -- (6.7%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19..................................     2,250    2,280,998
Nordea Bank AB
    2.375%, 04/04/19..................................     4,000    4,041,356
Svensk Exportkredit AB
    1.875%, 06/17/19..................................     4,200    4,254,533
Svenska Handelsbanken AB
    2.500%, 01/25/19..................................     3,000    3,063,039
    2.250%, 06/17/19..................................     2,750    2,773,204
                                                                 ------------
TOTAL SWEDEN..........................................             16,413,130
                                                                 ------------
UNITED STATES -- (34.4%)
3M Co.
    1.625%, 06/15/19..................................     1,350    1,353,671
Apple, Inc.
    2.100%, 05/06/19..................................     4,150    4,200,261
    1.550%, 02/07/20..................................     1,700    1,670,301
    2.000%, 05/06/20..................................     1,000      998,258
Berkshire Hathaway, Inc.
    2.100%, 08/14/19..................................     5,200    5,245,547
Chevron Corp.
    1.718%, 06/24/18..................................       173      174,030
    2.193%, 11/15/19..................................     2,000    2,016,852
    1.961%, 03/03/20..................................     4,300    4,274,075
    2.427%, 06/24/20..................................       500      506,507
Cisco Systems, Inc.
    4.450%, 01/15/20..................................       263      288,717
    2.450%, 06/15/20..................................     3,500    3,533,554
Coca-Cola Co. (The)
    1.650%, 11/01/18..................................     3,000    3,016,230
Colgate-Palmolive Co.
    1.750%, 03/15/19..................................       500      502,616
Eli Lilly & Co.
    1.950%, 03/15/19..................................     1,500    1,508,357
Exxon Mobil Corp.
    1.819%, 03/15/19..................................     3,300    3,321,064
    1.912%, 03/06/20..................................     3,000    2,984,283
General Electric Capital Corp.
    2.300%, 01/14/19..................................     2,340    2,373,158
    6.000%, 08/07/19..................................     1,000    1,148,579
    2.200%, 01/09/20..................................     2,762    2,766,524
International Business Machines Corp.
#   1.950%, 02/12/19..................................     5,200    5,233,873
    1.875%, 05/15/19..................................     1,000      998,466
Johnson & Johnson
    1.650%, 12/05/18..................................     2,350    2,371,564
Merck & Co., Inc.
    1.850%, 02/10/20..................................     6,904    6,872,683
Microsoft Corp.
    1.625%, 12/06/18..................................     2,320    2,334,495
    1.850%, 02/12/20..................................     3,800    3,805,385
Novartis Capital Corp.
    4.400%, 04/24/20..................................     2,000    2,210,436
Pfizer, Inc.
    2.100%, 05/15/19..................................     6,550    6,613,659
Procter & Gamble Co. (The)
    1.900%, 11/01/19..................................     2,300    2,323,621
Toyota Motor Credit Corp.
    2.100%, 01/17/19..................................     1,000    1,008,883
    2.125%, 07/18/19..................................     4,250    4,268,445
    2.150%, 03/12/20..................................     1,300    1,298,085
US Bank NA
    2.125%, 10/28/19..................................       500      501,866
Wal-Mart Stores, Inc.
    1.950%, 12/15/18..................................     2,500    2,531,327
                                                                 ------------
TOTAL UNITED STATES...................................             84,255,372
                                                                 ------------
TOTAL BONDS...........................................            224,674,466
                                                                 ------------
AGENCY OBLIGATIONS -- (3.4%)
Federal Home Loan Mortgage Corporation
    1.250%, 10/02/19..................................     3,000    2,960,808
    1.375%, 05/01/20..................................     3,500    3,462,203

                                     1768

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         -------- ------------
Federal National Mortgage Association
      1.625%, 01/21/20.................................. $  1,000 $  1,003,428
      1.500%, 06/22/20..................................    1,000      993,202
                                                                  ------------
TOTAL AGENCY OBLIGATIONS................................             8,419,641
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- (1.8%)
U.S. Treasury Notes
      1.500%, 11/30/19..................................    1,000    1,004,375
      3.500%, 05/15/20..................................    3,000    3,273,282
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS.........................             4,277,657
                                                                  ------------

                                                         SHARES
                                                         --------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund....................  674,659    7,805,800
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $244,133,440)^^...................................          $245,177,564
                                                                  ============


                                     1769

VA GLOBAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                     LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                     ------- ------------ ------- ------------
 Bonds
    Australia.......................   --    $ 23,262,347   --    $ 23,262,347
    Austria.........................   --       2,518,885   --       2,518,885
    Canada..........................   --      20,401,988   --      20,401,988
    Finland.........................   --         505,030   --         505,030
    France..........................   --       9,204,522   --       9,204,522
    Germany.........................   --      12,398,976   --      12,398,976
    Japan...........................   --       9,206,408   --       9,206,408
    Netherlands.....................   --      22,458,319   --      22,458,319
    Norway..........................   --      12,445,874   --      12,445,874
    Singapore.......................   --       1,250,343   --       1,250,343
    Supranational Organization
      Obligations...................   --      10,353,272   --      10,353,272
    Sweden..........................   --      16,413,130   --      16,413,130
    United States...................   --      84,255,372   --      84,255,372
 Agency Obligations.................   --       8,419,641   --       8,419,641
 U.S. Treasury Obligations..........   --       4,277,657   --       4,277,657
 Securities Lending Collateral......   --       7,805,800   --       7,805,800
 Forward Currency Contracts**.......   --          39,153   --          39,153
                                       --    ------------   --    ------------
 TOTAL..............................   --    $245,216,717   --    $245,216,717
                                       ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1770

                 VIT INFLATION-PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           FACE
                                                         AMOUNT^^^
                                                           (000)     VALUE+
                                                         --------- ----------
U.S. TREASURY OBLIGATIONS -- (99.9%)
Treasury Inflation Protected Security
     1.250%, 07/15/20...................................  $  433   $  500,445
     1.125%, 01/15/21...................................     395      450,700
     0.625%, 07/15/21...................................     500      540,821
     0.125%, 01/15/22...................................     334      346,402
     0.125%, 07/15/22...................................     195      199,380
     0.125%, 01/15/23...................................     390      393,508
     0.375%, 07/15/23...................................     240      245,282
     0.625%, 01/15/24...................................     370      382,277
     2.375%, 01/15/25...................................     320      473,617
     2.000%, 01/15/26...................................     110      151,211
     2.375%, 01/15/27...................................     225      318,066
     1.750%, 01/15/28...................................     180      232,331
     3.625%, 04/15/28...................................     130      260,860
     3.875%, 04/15/29...................................     100      205,491
     3.375%, 04/15/32...................................     100      189,742
                                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS.........................            4,890,133
                                                                   ----------

                                                          SHARES
                                                         ---------
TEMPORARY CASH INVESTMENTS -- (0.1%)
     State Street Institutional U.S. Government Money
       Market Fund......................................   3,759        3,759
                                                                   ----------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,891,417)^^.......           $4,893,892
                                                                   ==========


                                     1771

VIT INFLATION - PROTECTED SECURITIES PORTFOLIO
CONTINUED



Summary of the Fund's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3   TOTAL
                                    -------    ---------- ------- ----------
U.S. Treasury Obligations..........     --     $4,890,133   --    $4,890,133
Temporary Cash Investments......... $3,759             --   --         3,759
                                    ------     ----------   --    ----------
TOTAL.............................. $3,759     $4,890,133   --    $4,893,892
                                    ======     ==========   ==    ==========

                                     1772

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                            SHARES     VALUE+
                                           --------- -----------
  AFFILIATED INVESTMENT COMPANIES --
    (99.9%)...............................
  Investment in U.S. Core Equity 2
    Portfolio of DFA Investment
    Dimensions Group Inc.................. 1,565,755 $27,792,143
  Investment in International Core Equity
    Portfolio of DFA Investment
    Dimensions Group Inc.................. 1,039,371  12,815,450
  Investment in VA Global Bond Portfolio
    of DFA Investment Dimensions Group
    Inc................................... 1,050,490  11,397,821
  Investment in DFA Selectively Hedged
    Global Fixed Income Portfolio of DFA
    Investment Dimensions Group Inc....... 1,210,300  11,388,927
  Investment in U.S. Core Equity 1
    Portfolio of DFA Investment
    Dimensions Group Inc..................   541,689   9,929,155
  Investment in DFA Two-Year Global Fixed
    Income Portfolio of DFA Investment
    Dimensions Group Inc..................   460,233   4,574,714
  Investment in VA Short-Term Fixed
    Portfolio of DFA Investment
    Dimensions Group Inc..................   447,614   4,570,143
  Investment in Emerging Markets Core
    Equity Portfolio of DFA Investment
    Dimensions Group Inc..................   229,472   4,130,499
  Investment in VA U.S. Large Value
    Portfolio of DFA Investment
    Dimensions Group Inc..................    85,643   1,989,490
  Investment in VA International Value
    Portfolio of DFA Investment
    Dimensions Group Inc..................   114,516   1,414,271
  Investment in DFA Real Estate
    Securities Portfolio of DFA
    Investment Dimensions Group Inc.......    38,000   1,225,505
                                                     -----------
  TOTAL INVESTMENTS IN AFFILIATED
    INVESTMENT COMPANIES (Cost
    $86,686,069)..........................            91,228,118
                                                     -----------
  TEMPORARY CASH INVESTMENTS -- (0.1%)
  State Street Institutional Liquid
    Reserves, 0.114% (Cost $50,630).......    50,630      50,630
                                                     -----------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $86,736,699)^^..................           $91,278,748
                                                     ===========


                                     1773

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    -----------  ------- ------- -----------
Affiliated Investment Companies.... $91,228,118    --      --    $91,228,118
Temporary Cash Investments.........      50,630    --      --         50,630
                                    -----------    --      --    -----------
TOTAL.............................. $91,278,748    --      --    $91,278,748
                                    ===========    ==      ==    ===========

                                     1774

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
COMMON STOCKS -- (90.7%)

Consumer Discretionary -- (21.1%)
    Advance Auto Parts, Inc...........................  12,842 $ 2,237,205
*   Amazon.com, Inc...................................  23,290  12,486,933
*   AutoNation, Inc...................................   2,307     143,818
#*  Bed Bath & Beyond, Inc............................  52,629   3,432,990
    BorgWarner, Inc...................................  31,653   1,573,471
#   Brinker International, Inc........................   6,353     380,545
*   Burlington Stores, Inc............................   7,791     428,817
#*  CarMax, Inc.......................................  30,192   1,947,686
    Carter's, Inc.....................................   8,236     835,213
    CBS Corp. Class B.................................  27,229   1,455,935
#*  Charter Communications, Inc. Class A..............  18,922   3,516,843
*   Chipotle Mexican Grill, Inc.......................   1,512   1,122,252
    Cinemark Holdings, Inc............................  13,423     529,672
#   Coach, Inc........................................  41,366   1,290,619
    Delphi Automotive P.L.C...........................  23,292   1,818,639
    Dick's Sporting Goods, Inc........................  13,380     682,112
*   Discovery Communications, Inc.....................  16,354     495,526
#*  Discovery Communications, Inc. Class A............  10,017     330,761
*   DISH Network Corp. Class A........................  15,878   1,025,878
    Dollar General Corp...............................  40,468   3,252,413
*   Dollar Tree, Inc..................................  43,367   3,383,927
    DSW, Inc. Class A.................................   2,910      94,633
#   Dunkin' Brands Group, Inc.........................   4,050     218,254
    Expedia, Inc......................................   8,988   1,091,503
#   Foot Locker, Inc..................................  17,785   1,254,732
#*  Fossil Group, Inc.................................  12,275     843,906
#   Gap, Inc. (The)...................................  72,541   2,646,296
    Gentex Corp.......................................   8,976     144,334
    Genuine Parts Co..................................  18,651   1,659,006
    GNC Holdings, Inc. Class A........................  13,400     659,414
#   H&R Block, Inc....................................  55,958   1,862,842
    Hanesbrands, Inc..................................  41,918   1,300,715
    Harley-Davidson, Inc..............................  35,319   2,059,098
#   Hasbro, Inc.......................................  17,864   1,406,611
    Home Depot, Inc. (The)............................ 128,022  14,982,415
    HSN, Inc..........................................   4,138     304,184
#*  International Game Technology P.L.C...............   4,204      83,239
    Interpublic Group of Cos., Inc. (The).............  89,343   1,903,006
#*  Kate Spade & Co...................................   1,400      28,168
    L Brands, Inc.....................................   2,176     175,647
#   Las Vegas Sands Corp..............................  18,003   1,008,888
    Leggett & Platt, Inc..............................   4,543     217,201
    Lions Gate Entertainment Corp.....................   5,684     222,699
    Lowe's Cos., Inc..................................  65,463   4,540,514
*   Lululemon Athletica, Inc..........................   9,206     578,689
#   Macy's, Inc.......................................  44,470   3,071,098
#   Mattel, Inc.......................................  43,508   1,009,821
    McDonald's Corp...................................  91,211   9,108,330
*   Michael Kors Holdings, Ltd........................  22,439     942,214
    Newell Rubbermaid, Inc............................  41,241   1,784,910
    NIKE, Inc. Class B................................  29,718   3,424,108

                                     1775

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Discretionary -- (Continued)
#   Nordstrom, Inc....................................  38,477 $  2,936,180
*   NVR, Inc..........................................     757    1,127,960
*   O'Reilly Automotive, Inc..........................  15,770    3,789,689
#   Omnicom Group, Inc................................  64,150    4,688,082
#*  Panera Bread Co. Class A..........................   3,512      716,869
#   Polaris Industries, Inc...........................  11,178    1,532,057
*   Priceline Group, Inc. (The).......................   1,834    2,280,707
    Ralph Lauren Corp.................................   5,375      676,659
    Ross Stores, Inc..................................  63,156    3,357,373
#   Scripps Networks Interactive, Inc. Class A........  21,909    1,371,065
#*  Sirius XM Holdings, Inc........................... 375,090    1,485,356
#   Six Flags Entertainment Corp......................  18,733      873,707
    Starbucks Corp.................................... 139,548    8,084,016
    Starwood Hotels & Resorts Worldwide, Inc..........  34,263    2,722,538
*   Starz.............................................   3,250      131,462
*   Tenneco, Inc......................................   3,017      150,277
    Tiffany & Co......................................  17,868    1,709,968
    TJX Cos., Inc. (The)..............................  61,048    4,262,371
*   TopBuild Corp.....................................   6,565      188,809
#   Tractor Supply Co.................................  18,451    1,707,086
#*  TripAdvisor, Inc..................................   7,708      611,861
#   Tupperware Brands Corp............................   3,763      220,023
    Twenty-First Century Fox, Inc. Class A............   3,751      129,372
*   Ulta Salon Cosmetics & Fragrance, Inc.............   5,086      844,429
#*  Under Armour, Inc. Class A........................   4,196      416,789
#*  Urban Outfitters, Inc.............................  21,667      706,778
    VF Corp...........................................   2,869      221,171
    Viacom, Inc. Class A..............................     167        9,544
    Viacom, Inc. Class B..............................  33,753    1,923,921
*   Visteon Corp......................................  15,080    1,500,912
    Walt Disney Co. (The).............................  65,266    7,831,920
    Williams-Sonoma, Inc..............................  11,917    1,008,893
    Wyndham Worldwide Corp............................  29,861    2,464,130
#   Wynn Resorts, Ltd.................................   1,795      185,298
    Yum! Brands, Inc..................................  30,493    2,676,066
                                                               ------------
Total Consumer Discretionary..........................          165,541,068
                                                               ------------
Consumer Staples -- (13.0%)
    Altria Group, Inc................................. 191,162   10,395,389
#   Brown-Forman Corp. Class A........................     718       85,794
    Brown-Forman Corp. Class B........................  11,023    1,195,003
#   Campbell Soup Co..................................  60,036    2,960,375
    Church & Dwight Co., Inc..........................  18,220    1,572,933
#   Clorox Co. (The)..................................  26,457    2,961,597
    Coca-Cola Co. (The)............................... 256,408   10,533,241
    Coca-Cola Enterprises, Inc........................  84,166    4,299,199
    Colgate-Palmolive Co..............................  84,051    5,717,149
    Costco Wholesale Corp.............................  26,313    3,823,279
    Coty, Inc. Class A................................  22,471      600,650
    Dr Pepper Snapple Group, Inc......................  45,612    3,658,995
    Estee Lauder Cos., Inc. (The) Class A.............  16,560    1,475,662
    Flowers Foods, Inc................................  26,026      563,723
    General Mills, Inc................................  41,428    2,411,524

                                     1776

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Consumer Staples -- (Continued)
    Hershey Co. (The).................................   9,129 $    847,993
    Kellogg Co........................................  21,431    1,418,089
#   Keurig Green Mountain, Inc........................  11,800      885,472
    Kimberly-Clark Corp...............................  30,435    3,499,112
    Kraft Heinz Co. (The).............................  42,334    3,364,283
    Kroger Co. (The)..................................  99,576    3,907,362
#   McCormick & Co., Inc.(579780206)..................   9,884      810,587
    McCormick & Co., Inc.(579780107)..................     100        8,192
    Mead Johnson Nutrition Co.........................  20,453    1,807,841
*   Monster Beverage Corp.............................  16,281    2,499,947
    Nu Skin Enterprises, Inc. Class A.................   3,901      154,675
    PepsiCo, Inc...................................... 125,741   12,115,145
#   Pilgrim's Pride Corp..............................  17,178      371,732
#   Reynolds American, Inc............................  21,632    1,855,809
*   Rite Aid Corp..................................... 233,046    2,076,440
    Spectrum Brands Holdings, Inc.....................   7,700      815,815
#*  Sprouts Farmers Market, Inc.......................   3,945       96,731
#   Sysco Corp........................................  42,909    1,558,026
    Wal-Mart Stores, Inc.............................. 130,428    9,388,207
*   WhiteWave Foods Co. (The) Class A.................  11,761      607,103
    Whole Foods Market, Inc...........................  32,413    1,179,833
                                                               ------------
Total Consumer Staples................................          101,522,907
                                                               ------------
Energy -- (1.0%)
#   Cabot Oil & Gas Corp..............................  11,241      294,065
#*  Continental Resources, Inc........................   7,714      257,725
#   Core Laboratories NV..............................   6,834      749,211
*   FMC Technologies, Inc.............................  24,386      798,885
    Kinder Morgan, Inc................................   3,412      118,192
#*  Kosmos Energy, Ltd................................   4,548       32,746
#*  Oasis Petroleum, Inc..............................   3,815       36,738
#   Oceaneering International, Inc....................   4,426      177,129
#   ONEOK, Inc........................................  50,404    1,904,767
#   Range Resources Corp..............................   2,089       82,181
#   RPC, Inc..........................................   6,045       74,354
    Schlumberger, Ltd.................................  15,849    1,312,614
#   Targa Resources Corp..............................   6,631      586,512
#   Teekay Corp.......................................  11,219      401,752
    Western Refining, Inc.............................   7,961      351,558
    Williams Cos., Inc. (The).........................   8,130      426,662
                                                               ------------
Total Energy..........................................            7,605,091
                                                               ------------
Financials -- (2.7%)
*   Affiliated Managers Group, Inc....................     554      115,177
*   Altisource Portfolio Solutions SA.................   1,149       37,526
    American Express Co...............................  76,244    5,799,119
    Aon P.L.C.........................................  19,125    1,927,226
    CBOE Holdings, Inc................................  15,028      931,436
*   CBRE Group, Inc. Class A..........................  53,681    2,038,268
#*  Credit Acceptance Corp............................     763      183,280
    Eaton Vance Corp..................................  22,299      855,390
    Erie Indemnity Co. Class A........................   9,440      814,766

                                     1777

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- -----------
Financials -- (Continued)
#   LPL Financial Holdings, Inc.......................  10,034 $   473,103
    Marsh & McLennan Cos., Inc........................  33,570   1,945,046
    McGraw Hill Financial, Inc........................  21,661   2,204,007
    Moody's Corp......................................   2,075     229,142
#*  Ocwen Financial Corp..............................   6,934      58,454
*   Realogy Holdings Corp.............................   3,354     152,674
    SEI Investments Co................................  10,420     555,490
*   SLM Corp..........................................  25,334     231,299
    T Rowe Price Group, Inc...........................  17,323   1,336,123
    TD Ameritrade Holding Corp........................   6,184     227,138
#   Waddell & Reed Financial, Inc. Class A............  17,810     799,847
                                                               -----------
Total Financials......................................          20,914,511
                                                               -----------
Health Care -- (13.2%)
    Abbott Laboratories...............................   1,464      74,210
    AbbVie, Inc....................................... 155,153  10,862,262
    AmerisourceBergen Corp............................  20,641   2,182,786
    Amgen, Inc........................................  49,456   8,733,435
*   Baxalta, Inc......................................  46,952   1,541,434
    Baxter International, Inc.........................  46,952   1,881,836
    Becton Dickinson and Co...........................   1,109     168,734
*   Biogen, Inc.......................................  14,571   4,644,943
*   Bruker Corp.......................................   1,069      22,502
    Cardinal Health, Inc..............................  20,538   1,745,319
*   Celgene Corp......................................  43,239   5,675,119
*   Centene Corp......................................   6,117     428,985
    CR Bard, Inc......................................   7,735   1,521,088
*   DaVita HealthCare Partners, Inc...................   6,582     520,175
*   Edwards Lifesciences Corp.........................  21,261   3,235,074
    Eli Lilly & Co....................................   4,420     373,534
    Gilead Sciences, Inc.............................. 139,186  16,404,462
    HealthSouth Corp..................................  22,702   1,037,481
#*  IDEXX Laboratories, Inc...........................  17,960   1,306,231
#*  Illumina, Inc.....................................   5,040   1,105,272
*   Jazz Pharmaceuticals P.L.C........................   4,082     784,724
    Johnson & Johnson................................. 199,648  20,006,726
*   Laboratory Corp. of America Holdings..............  11,309   1,439,523
    McKesson Corp.....................................  10,759   2,373,113
*   Medivation, Inc...................................  11,138   1,173,166
    Medtronic P.L.C...................................   2,314     181,394
*   Mettler-Toledo International, Inc.................   5,596   1,889,210
*   Mylan NV..........................................  25,791   1,444,038
*   Regeneron Pharmaceuticals, Inc....................   2,555   1,414,601
    St Jude Medical, Inc..............................  19,667   1,451,818
*   Taro Pharmaceutical Industries, Ltd...............   2,171     302,529
*   Team Health Holdings, Inc.........................  11,942     805,010
#*  Tenet Healthcare Corp.............................  20,881   1,175,600
*   United Therapeutics Corp..........................   2,408     407,819
#*  Varian Medical Systems, Inc.......................  14,424   1,241,474
*   Waters Corp.......................................   5,852     781,184

                                     1778

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES    VALUE+
                                                       ------ ------------
Health Care -- (Continued)
    Zoetis, Inc....................................... 63,890 $  3,129,332
                                                              ------------
Total Health Care.....................................         103,466,143
                                                              ------------
Industrials -- (13.8%)
    3M Co............................................. 53,920    8,160,253
    Allison Transmission Holdings, Inc................ 15,723      458,797
    American Airlines Group, Inc...................... 57,886    2,321,229
#   B/E Aerospace, Inc................................ 21,019    1,023,835
*   Babcock & Wilcox Enterprises, Inc.................  2,428       47,880
    Boeing Co. (The).................................. 63,803    9,198,478
    BWX Technologies, Inc.............................  4,857      119,288
#   Caterpillar, Inc.................................. 31,077    2,443,584
#   CH Robinson Worldwide, Inc........................ 25,413    1,782,722
#   Chicago Bridge & Iron Co. NV......................    212       11,266
#   Cintas Corp....................................... 15,863    1,356,286
#   Copa Holdings SA Class A..........................    100        7,553
*   Copart, Inc.......................................  5,174      186,419
    Crane Co..........................................  2,623      139,544
    Cummins, Inc......................................  7,017      908,912
#   Deere & Co........................................ 36,696    3,470,341
    Delta Air Lines, Inc.............................. 73,612    3,263,956
#   Donaldson Co., Inc................................ 20,871      701,266
    Dover Corp........................................ 18,173    1,164,344
    Emerson Electric Co............................... 50,976    2,638,008
    Equifax, Inc...................................... 16,759    1,711,597
    Expeditors International of Washington, Inc....... 26,172    1,226,682
#   Fastenal Co....................................... 41,051    1,718,395
#   Flowserve Corp.................................... 24,236    1,138,850
    Fluor Corp........................................ 14,751      689,609
    General Dynamics Corp............................. 17,919    2,671,902
    Graco, Inc........................................  5,141      367,530
    Hexcel Corp.......................................  9,467      491,243
    Honeywell International, Inc...................... 41,733    4,384,052
    Hubbell, Inc. Class A.............................    200       19,718
    Huntington Ingalls Industries, Inc................ 11,491    1,349,158
    Illinois Tool Works, Inc.......................... 30,273    2,708,525
    JB Hunt Transport Services, Inc................... 24,536    2,063,968
#   Lennox International, Inc.........................  3,743      441,936
    Lincoln Electric Holdings, Inc....................  8,931      540,772
    Lockheed Martin Corp.............................. 23,538    4,874,720
    Manitowoc Co., Inc. (The).........................  7,146      126,270
    Masco Corp........................................ 59,092    1,559,438
*   Middleby Corp. (The)..............................  1,106      135,706
#   MSC Industrial Direct Co., Inc. Class A...........  4,404      313,829
#   Nordson Corp...................................... 11,683      865,827
    Northrop Grumman Corp............................. 19,479    3,370,062
*   Old Dominion Freight Line, Inc....................  7,755      567,278
#   PACCAR, Inc.......................................  8,818      571,759
    Pall Corp.........................................  3,823      483,418
#   Parker-Hannifin Corp..............................  6,253      705,026
#   Pitney Bowes, Inc................................. 36,956      773,119
    Raytheon Co.......................................  6,980      761,448
    Robert Half International, Inc.................... 19,523    1,074,351

                                     1779

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Industrials -- (Continued)
    Rockwell Automation, Inc..........................  14,558 $  1,700,083
    Rockwell Collins, Inc.............................  25,502    2,157,979
    Rollins, Inc......................................  20,697      600,213
    RR Donnelley & Sons Co............................   5,900      103,545
    Snap-on, Inc......................................   7,946    1,309,501
*   Spirit Airlines, Inc..............................   5,705      341,273
*   Swift Transportation Co...........................  19,074      454,343
    Toro Co. (The)....................................   3,844      262,661
#*  TransDigm Group, Inc..............................   1,516      343,071
*   United Continental Holdings, Inc..................  83,512    4,709,242
    United Parcel Service, Inc. Class B...............  59,519    6,092,365
*   United Rentals, Inc...............................  11,387      762,815
    United Technologies Corp..........................  22,496    2,256,574
#*  USG Corp..........................................   6,849      212,182
*   Verisk Analytics, Inc. Class A....................  30,455    2,378,840
*   WABCO Holdings, Inc...............................   9,879    1,219,760
#   Wabtec Corp.......................................  12,722    1,287,339
    Waste Management, Inc.............................  19,572    1,000,716
    Watsco, Inc.......................................   4,004      513,473
#   WW Grainger, Inc..................................  13,611    3,112,972
                                                               ------------
Total Industrials.....................................          107,929,096
                                                               ------------
Information Technology -- (17.3%)
    Accenture P.L.C. Class A..........................  58,212    6,002,239
*   Alliance Data Systems Corp........................  12,873    3,540,590
    Amphenol Corp. Class A............................  20,458    1,154,036
    Apple, Inc........................................ 214,026   25,961,354
*   Aspen Technology, Inc.............................   3,877      172,061
    Automatic Data Processing, Inc....................  26,416    2,107,204
    Avago Technologies, Ltd...........................   8,636    1,080,709
    Booz Allen Hamilton Holding Corp..................  26,566      736,675
    Broadridge Financial Solutions, Inc...............  15,647      849,163
    CDK Global, Inc...................................   7,023      362,668
    CDW Corp..........................................  58,824    2,113,546
*   CommScope Holding Co., Inc........................  21,720      681,356
    DST Systems, Inc..................................   1,094      119,410
*   Electronic Arts, Inc..............................  10,565      755,926
*   F5 Networks, Inc..................................   9,360    1,255,550
#   FactSet Research Systems, Inc.....................  10,033    1,662,067
*   Fiserv, Inc.......................................  48,037    4,172,494
*   Gartner, Inc......................................   2,739      242,593
    Global Payments, Inc..............................  10,017    1,122,806
    Harris Corp.......................................  30,607    2,538,545
#   International Business Machines Corp..............  80,915   13,107,421
    Intuit, Inc.......................................  11,410    1,206,836
*   IPG Photonics Corp................................     634       58,467
    Jack Henry & Associates, Inc......................  16,576    1,157,999
*   Keysight Technologies, Inc........................  29,810      910,397
    KLA-Tencor Corp...................................  37,991    2,015,423
    Linear Technology Corp............................  32,750    1,342,750
*   Manhattan Associates, Inc.........................   6,813      441,619
    MasterCard, Inc. Class A..........................  88,131    8,583,959
    Maxim Integrated Products, Inc....................   1,083       36,865

                                     1780

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                       ------- ------------
Information Technology -- (Continued)
    MAXIMUS, Inc......................................   7,466 $    509,256
*   Micron Technology, Inc............................  28,697      531,181
    Microsoft Corp.................................... 498,419   23,276,167
    Motorola Solutions, Inc...........................   2,333      140,353
*   NCR Corp..........................................     336        9,253
    NetApp, Inc.......................................  16,724      520,953
#*  NeuStar, Inc. Class A.............................   2,440       75,323
    Oracle Corp....................................... 154,189    6,158,309
#   Paychex, Inc......................................  60,024    2,785,114
#*  Rackspace Hosting, Inc............................  18,295      622,579
    Sabre Corp........................................  39,207    1,042,906
    SanDisk Corp......................................   4,437      267,507
#   Seagate Technology P.L.C..........................  99,716    5,045,630
    Skyworks Solutions, Inc...........................   6,432      615,349
*   Syntel, Inc.......................................   2,402      104,943
#*  Teradata Corp.....................................  13,270      492,450
    Texas Instruments, Inc............................  68,169    3,407,087
    Total System Services, Inc........................  24,532    1,133,869
*   Vantiv, Inc. Class A..............................  33,186    1,460,184
#   Western Union Co. (The)...........................  98,599    1,995,644
                                                               ------------
Total Information Technology..........................          135,686,785
                                                               ------------
Materials -- (4.9%)
    Albemarle Corp....................................   1,515       82,113
    AptarGroup, Inc...................................   6,194      419,891
    Avery Dennison Corp...............................  22,262    1,354,643
    Ball Corp.........................................  25,173    1,707,736
*   Berry Plastics Group, Inc.........................  12,432      404,786
    Celanese Corp. Series A...........................  12,290      810,157
    Chemours Co. (The)................................  15,103      164,925
*   Crown Holdings, Inc...............................   4,486      231,074
    Eastman Chemical Co...............................   6,650      521,360
    Ecolab, Inc.......................................  17,963    2,080,295
    EI du Pont de Nemours & Co........................  75,517    4,210,828
    FMC Corp..........................................  12,925      627,379
    Graphic Packaging Holding Co......................  60,342      911,164
    International Flavors & Fragrances, Inc...........   5,745      664,064
    LyondellBasell Industries NV Class A..............  38,007    3,566,197
    Monsanto Co.......................................  35,338    3,600,589
#   NewMarket Corp....................................   2,418      961,663
*   Owens-Illinois, Inc...............................   5,812      124,086
    Packaging Corp. of America........................  22,408    1,586,262
    PPG Industries, Inc...............................  19,510    2,114,494
    Praxair, Inc......................................  29,298    3,344,074
    RPM International, Inc............................  17,400      815,538
    Scotts Miracle-Gro Co. (The) Class A..............   6,900      416,691
    Sealed Air Corp...................................  30,375    1,615,039
    Sherwin-Williams Co. (The)........................   7,437    2,065,701
    Silgan Holdings, Inc..............................   1,647       88,065
#   Southern Copper Corp..............................  14,194      395,445
    Valspar Corp. (The)...............................  10,889      906,836
    Westlake Chemical Corp............................  10,858      678,299

                                     1781

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
*     WR Grace & Co....................................    17,473 $  1,763,550
                                                                  ------------
Total Materials                                                     38,232,944
                                                                  ------------
Telecommunication Services -- (3.7%)
*     Level 3 Communications, Inc......................    59,427    3,001,064
*     SBA Communications Corp. Class A.................     1,146      138,345
      Verizon Communications, Inc.                        548,176   25,649,155
                                                                  ------------
Total Telecommunication Services.......................             28,788,564
                                                                  ------------
TOTAL COMMON STOCKS....................................            709,687,109
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves,
        0.114%......................................... 2,987,731    2,987,731
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@  DFA Short Term Investment Fund................... 6,025,740   69,717,817
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $697,572,300)^^....           $782,392,657
                                                                  ============

                                     1782

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                    ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary.......... $165,541,068          --   --    $165,541,068
   Consumer Staples................  101,522,907          --   --     101,522,907
   Energy..........................    7,605,091          --   --       7,605,091
   Financials......................   20,914,511          --   --      20,914,511
   Health Care.....................  103,466,143          --   --     103,466,143
   Industrials.....................  107,929,096          --   --     107,929,096
   Information Technology..........  135,686,785          --   --     135,686,785
   Materials.......................   38,232,944          --   --      38,232,944
   Telecommunication Services......   28,788,564          --   --      28,788,564
Temporary Cash Investments.........    2,987,731          --   --       2,987,731
Securities Lending Collateral......           -- $69,717,817   --      69,717,817
                                    ============ ===========   ==    ============
TOTAL.............................. $712,674,840 $69,717,817   --    $782,392,657
                                    ============ ===========   ==    ============

                                     1783

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES   VALUE+
                                                       ------ ----------
COMMON STOCKS -- (80.2%)

Consumer Discretionary -- (20.0%)
*   1-800-Flowers.com, Inc. Class A................... 12,196 $  121,350
*   American Axle & Manufacturing Holdings, Inc....... 30,616    611,708
#   American Eagle Outfitters, Inc.................... 34,334    609,428
*   American Public Education, Inc....................  4,671    120,839
*   ANN, Inc.......................................... 15,041    688,126
*   Apollo Education Group, Inc. Class A.............. 24,085    308,529
    Arctic Cat, Inc...................................  2,771     79,278
*   Asbury Automotive Group, Inc...................... 11,003    971,565
#   Big Lots, Inc..................................... 21,779    940,417
#*  BJ's Restaurants, Inc............................. 10,882    561,076
    Bloomin' Brands, Inc.............................. 44,602  1,038,781
*   Blue Nile, Inc....................................  3,481    110,417
    Bob Evans Farms, Inc..............................  7,689    383,835
*   Bravo Brio Restaurant Group, Inc..................  6,912     89,787
*   Bright Horizons Family Solutions, Inc............. 18,788  1,131,789
#   Brinker International, Inc........................ 13,208    791,159
#   Buckle, Inc. (The)................................ 12,177    538,589
#*  Buffalo Wild Wings, Inc...........................  4,701    919,422
*   Build-A-Bear Workshop, Inc........................    500      8,725
    Caleres, Inc...................................... 13,906    459,454
#   Capella Education Co..............................  3,395    174,876
*   Carmike Cinemas, Inc..............................  5,393    135,095
#   Carriage Services, Inc............................  3,860     92,756
*   Carrols Restaurant Group, Inc.....................  9,409    103,687
    Cato Corp. (The) Class A..........................  7,868    302,210
*   Cavco Industries, Inc.............................    700     51,156
#   Cheesecake Factory, Inc. (The).................... 22,039  1,272,532
#*  Chegg, Inc........................................  3,700     30,747
    Cherokee, Inc.....................................    640     17,965
#   Chico's FAS, Inc.................................. 49,260    749,737
*   Christopher & Banks Corp..........................  5,648     18,243
    Churchill Downs, Inc..............................  2,054    277,413
#*  Chuy's Holdings, Inc..............................  3,394     96,424
#   ClubCorp Holdings, Inc............................  7,981    186,117
    Collectors Universe, Inc..........................  4,098     82,616
    Columbia Sportswear Co............................  8,636    617,819
#*  Conn's, Inc.......................................  9,808    338,572
    Cooper Tire & Rubber Co........................... 15,761    519,010
    Core-Mark Holding Co., Inc........................  9,266    589,040
#   Cracker Barrel Old Country Store, Inc.............  5,676    862,128
*   Crocs, Inc........................................ 32,634    513,333
*   Crown Media Holdings, Inc. Class A................  5,866     26,221
    CST Brands, Inc................................... 22,749    861,732
    Culp, Inc.........................................  2,228     67,397
#*  Deckers Outdoor Corp.............................. 11,125    810,790
*   Del Frisco's Restaurant Group, Inc................  6,187     98,683
*   Denny's Corp...................................... 20,236    237,975
    Destination Maternity Corp........................  2,990     29,511
#*  Destination XL Group, Inc......................... 19,000     92,910
#*  Diamond Resorts International, Inc................ 24,396    764,571
    DineEquity, Inc...................................  8,628    897,398

                                     1784

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
*   Diversified Restaurant Holdings, Inc..............  2,334 $    8,519
*   Dixie Group, Inc. (The)...........................    700      6,867
#*  Dorman Products, Inc.............................. 11,095    585,594
    Drew Industries, Inc..............................  7,698    451,565
    DSW, Inc. Class A................................. 21,609    702,725
    Entravision Communications Corp. Class A..........  2,763     21,192
#   Ethan Allen Interiors, Inc........................  3,785    114,269
#*  EVINE Live, Inc...................................  4,380      9,592
    EW Scripps Co. (The) Class A...................... 19,931    437,884
*   Express, Inc...................................... 30,112    573,332
#*  Famous Dave's Of America, Inc.....................    600     10,686
*   Fiesta Restaurant Group, Inc......................  9,056    526,425
    Finish Line, Inc. (The) Class A................... 11,000    302,390
#*  Five Below, Inc................................... 17,999    663,623
*   Fox Factory Holding Corp..........................  1,895     30,093
*   Francesca's Holdings Corp.........................  4,371     53,151
#*  FTD Cos., Inc.....................................  1,421     41,394
#*  G-III Apparel Group, Ltd.......................... 14,998  1,083,305
*   Gentherm, Inc..................................... 12,965    652,528
*   Global Eagle Entertainment, Inc...................  3,701     45,966
*   Grand Canyon Education, Inc....................... 19,879    863,345
*   Helen of Troy, Ltd................................  9,251    812,053
#*  Hibbett Sports, Inc...............................  7,800    355,290
*   Horizon Global Corp...............................  3,716     46,524
    HSN, Inc..........................................  6,456    474,581
#*  Ignite Restaurant Group, Inc......................    294      1,382
*   Installed Building Products, Inc..................    852     23,149
#   Interval Leisure Group, Inc....................... 19,405    413,715
#*  iRobot Corp.......................................  7,459    229,663
    Jack in the Box, Inc..............................  9,364    889,580
#*  Jamba, Inc........................................  6,285    102,383
#   KB Home........................................... 27,579    440,712
    Kirkland's, Inc...................................  6,423    175,219
*   Kona Grill, Inc...................................    700     13,328
#*  Krispy Kreme Doughnuts, Inc....................... 17,292    322,323
*   La Quinta Holdings, Inc...........................  6,998    148,498
    La-Z-Boy, Inc..................................... 15,921    404,393
    Libbey, Inc.......................................  9,883    367,746
    Liberty Tax, Inc..................................    750     19,695
#*  LifeLock, Inc.....................................  7,279     57,650
#   Lithia Motors, Inc. Class A.......................  8,327    996,659
#*  Lumber Liquidators Holdings, Inc..................  7,844    151,389
#   Marine Products Corp..............................  5,277     32,876
*   MarineMax, Inc....................................  2,200     39,732
    Marriott Vacations Worldwide Corp.................  5,313    444,167
*   Mattress Firm Holding Corp........................  4,220    261,007
    Men's Wearhouse, Inc. (The)....................... 15,682    933,393
*   Modine Manufacturing Co...........................  4,014     40,662
#   Monro Muffler Brake, Inc.......................... 12,847    812,573
    Morningstar, Inc..................................  2,416    205,819
*   Motorcar Parts of America, Inc....................  7,587    224,803
    Movado Group, Inc.................................  3,850     97,520
*   Murphy USA, Inc................................... 13,702    750,321

                                     1785

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Consumer Discretionary -- (Continued)
    Nathan's Famous, Inc..............................  1,228 $   37,724
*   Nautilus, Inc..................................... 14,238    300,849
*   New York & Co., Inc...............................  8,703     19,582
#   New York Times Co. (The) Class A.................. 66,704    881,827
    Nexstar Broadcasting Group, Inc. Class A.......... 10,961    628,723
    Nutrisystem, Inc..................................  6,230    187,211
*   Orbitz Worldwide, Inc............................. 32,619    367,942
#   Outerwall, Inc....................................  4,206    297,869
*   Overstock.com, Inc................................  5,980    126,537
    Oxford Industries, Inc............................  4,764    399,842
    Papa John's International, Inc.................... 15,260  1,153,046
#   PetMed Express, Inc...............................  1,588     26,758
#   Pier 1 Imports, Inc............................... 24,195    285,743
    Pool Corp......................................... 14,387  1,013,133
*   Popeyes Louisiana Kitchen, Inc....................  9,349    567,297
#*  Potbelly Corp.....................................    750     10,230
*   Reading International, Inc. Class A...............  9,631    113,453
*   Red Robin Gourmet Burgers, Inc....................  5,614    514,523
    Ruth's Hospitality Group, Inc..................... 11,454    200,789
#   Ryland Group, Inc. (The)..........................  6,305    286,688
#   SeaWorld Entertainment, Inc....................... 34,832    603,987
*   Select Comfort Corp............................... 20,820    542,153
*   Shiloh Industries, Inc............................    437      4,929
#*  Shutterfly, Inc................................... 10,551    456,331
#   Sinclair Broadcast Group, Inc. Class A............ 18,124    525,958
*   Skechers U.S.A., Inc. Class A..................... 12,805  1,926,512
*   Smith & Wesson Holding Corp....................... 16,238    263,380
    Sonic Corp........................................ 15,313    455,102
#   Sotheby's......................................... 22,314    933,395
    Standard Motor Products, Inc......................  5,262    192,431
#*  Starz............................................. 20,306    821,378
    Stein Mart, Inc................................... 21,078    214,785
*   Steven Madden, Ltd................................ 26,334  1,097,601
    Strattec Security Corp............................    107      7,521
#*  Strayer Education, Inc............................  3,087    171,668
    Sturm Ruger & Co., Inc............................  1,130     67,823
*   Taylor Morrison Home Corp. Class A................ 14,905    286,921
    Texas Roadhouse, Inc.............................. 25,213    993,140
    Thor Industries, Inc.............................. 12,393    692,521
*   Tile Shop Holdings, Inc........................... 13,943    199,106
*   Tower International, Inc..........................  7,767    202,952
#*  Tumi Holdings, Inc................................ 22,629    435,608
*   Universal Electronics, Inc........................  5,726    296,836
*   US Auto Parts Network, Inc........................  4,700     10,739
    Vail Resorts, Inc.................................  8,353    916,241
    Value Line, Inc...................................    238      3,125
#*  Vera Bradley, Inc.................................  2,379     25,836
#*  Vista Outdoor, Inc................................  6,549    308,916
*   Vitamin Shoppe, Inc...............................  8,797    323,378
#   Winmark Corp......................................  1,277    129,437
#   Winnebago Industries, Inc.........................  7,349    164,103
#   Wolverine World Wide, Inc......................... 31,846    933,725
#   World Wrestling Entertainment, Inc. Class A.......  1,300     25,441

                                     1786

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.......................................  9,010 $   235,161
                                                              -----------
Total Consumer Discretionary..........................         60,764,094
                                                              -----------
Consumer Staples -- (3.5%)
#   Alico, Inc........................................  2,096      93,943
    B&G Foods, Inc.................................... 18,784     554,691
#*  Boston Beer Co., Inc. (The) Class A...............  2,805     618,559
#*  Boulder Brands, Inc...............................  4,100      34,153
#   Cal-Maine Foods, Inc.............................. 14,820     802,651
    Calavo Growers, Inc...............................  2,769     150,938
    Casey's General Stores, Inc.......................  8,630     882,115
#*  Chefs' Warehouse, Inc. (The)......................  8,208     141,178
#   Coca-Cola Bottling Co. Consolidated...............    648     104,976
    Dean Foods Co..................................... 43,567     775,493
*   Farmer Bros Co....................................  2,611      61,776
#*  Fresh Market, Inc. (The).......................... 15,766     480,863
    Inter Parfums, Inc................................  9,553     290,316
*   Inventure Foods, Inc..............................  4,216      41,443
    J&J Snack Foods Corp..............................  8,567   1,013,990
    Lancaster Colony Corp.............................  9,011     839,915
    Limoneira Co......................................  1,400      28,826
*   Medifast, Inc.....................................  5,600     172,872
    MGP Ingredients, Inc..............................  3,308      48,859
*   National Beverage Corp............................  5,220     124,079
#*  Natural Grocers by Vitamin Cottage, Inc...........  4,512     120,651
#   Nu Skin Enterprises, Inc. Class A................. 11,457     454,270
    Oil-Dri Corp. of America..........................  1,477      38,786
#   Orchids Paper Products Co.........................  1,600      40,384
#   Pricesmart, Inc................................... 10,649   1,031,995
    Rocky Mountain Chocolate Factory, Inc.............  2,500      32,450
#   Sanderson Farms, Inc..............................  7,303     525,889
#*  United Natural Foods, Inc.........................    224      10,199
#   Vector Group, Ltd................................. 26,515     671,360
    WD-40 Co..........................................  4,657     417,407
                                                              -----------
Total Consumer Staples................................         10,605,027
                                                              -----------
Energy -- (1.2%)
*   Bonanza Creek Energy, Inc.........................  3,840      29,990
#   CARBO Ceramics, Inc...............................    640      21,024
*   Carrizo Oil & Gas, Inc............................ 13,551     516,700
    EnLink Midstream LLC..............................  3,600      97,020
#   GasLog, Ltd....................................... 20,348     315,801
#*  Gastar Exploration, Inc........................... 13,440      22,848
*   Isramco, Inc......................................    192      26,325
#*  Matador Resources Co.............................. 24,061     530,064
    Panhandle Oil and Gas, Inc. Class A...............  1,398      24,912
#*  PDC Energy, Inc...................................  5,516     258,976
*   PetroQuest Energy, Inc............................ 12,675      17,618
#*  Rex Energy Corp...................................  8,431      18,886
#*  RigNet, Inc.......................................  4,073     105,613
#   RPC, Inc..........................................  6,944      85,411
    SemGroup Corp. Class A............................  8,043     571,777

                                     1787

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Energy -- (Continued)
#*  Synergy Resources Corp............................ 31,454 $  306,048
    Teekay Corp.......................................  6,551    234,591
#   US Silica Holdings, Inc........................... 16,970    382,164
*   Willbros Group, Inc............................... 12,186      9,871
                                                              ----------
Total Energy..........................................         3,575,639
                                                              ----------
Financials -- (6.1%)
*   Altisource Portfolio Solutions SA.................  6,549    213,890
    Ameris Bancorp....................................  5,050    136,401
#   Bank of Hawaii Corp............................... 14,673    989,987
#   Bank of the Ozarks, Inc........................... 24,488  1,080,411
    BGC Partners, Inc. Class A........................ 53,937    531,279
#*  BofI Holding, Inc.................................  4,923    604,791
    Bridge Bancorp, Inc...............................    412     10,654
    CKX Lands, Inc....................................    892     11,881
    Cohen & Steers, Inc...............................  6,685    206,633
*   Consumer Portfolio Services, Inc..................  3,825     23,103
    Crawford & Co. Class B............................  1,463     10,124
#*  Credit Acceptance Corp............................  5,801  1,393,458
    Diamond Hill Investment Group, Inc................  1,241    238,880
*   Eagle Bancorp, Inc................................  6,618    293,839
*   eHealth, Inc......................................  1,006     16,368
*   Enova International, Inc.......................... 15,200    274,816
    Evercore Partners, Inc. Class A................... 12,715    747,642
#   Federated Investors, Inc. Class B.................  2,357     79,454
    Federated National Holding Co.....................    841     19,839
*   First Cash Financial Services, Inc................  8,944    363,752
    FNF Group.........................................  3,288    128,528
#   FXCM, Inc. Class A................................ 11,431     12,574
    GAMCO Investors, Inc. Class A.....................  1,484    101,891
*   Green Dot Corp. Class A...........................  1,019     21,114
    Greenhill & Co., Inc..............................  7,364    289,626
#   HCI Group, Inc....................................  3,331    149,495
    Hennessy Advisors, Inc............................  1,173     23,378
    HFF, Inc. Class A................................. 11,864    543,846
    Home BancShares, Inc.............................. 18,101    720,782
    Interactive Brokers Group, Inc. Class A........... 18,032    723,985
    Investment Technology Group, Inc..................  2,869     58,384
    Kennedy-Wilson Holdings, Inc...................... 18,392    465,685
#*  Ladenburg Thalmann Financial Services, Inc........ 27,229     82,776
    Manning & Napier, Inc.............................    594      5,940
*   Marcus & Millichap, Inc...........................  3,011    154,284
    MarketAxess Holdings, Inc......................... 12,086  1,182,011
    Moelis & Co. Class A..............................  1,758     52,599
#*  Nationstar Mortgage Holdings, Inc.................    600     11,130
*   PennyMac Financial Services, Inc. Class A.........    542      9,881
#*  PRA Group, Inc.................................... 22,310  1,417,801
#   Primerica, Inc....................................    998     45,140
    Pzena Investment Management, Inc. Class A.........  2,300     23,920
#   RCS Capital Corp. Class A.........................  9,879     57,595
#   RLI Corp..........................................  2,785    153,816
    Simmons First National Corp. Class A.............. 13,218    600,758
*   Texas Capital Bancshares, Inc..................... 10,012    590,107

                                     1788

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Financials -- (Continued)
#   Universal Insurance Holdings, Inc................. 16,590 $   454,898
#   Virtus Investment Partners, Inc...................  2,576     311,335
#   Westamerica Bancorporation........................  7,546     369,603
*   Western Alliance Bancorp.......................... 34,073   1,152,690
    Westwood Holdings Group, Inc......................  2,294     137,824
#   WisdomTree Investments, Inc....................... 53,961   1,343,629
#*  World Acceptance Corp.............................    644      35,046
                                                              -----------
Total Financials......................................         18,679,273
                                                              -----------
Health Care -- (11.5%)
#*  Acadia Healthcare Co., Inc........................  2,791     222,666
    Aceto Corp........................................ 13,459     315,344
*   Acorda Therapeutics, Inc.......................... 12,008     412,595
#*  Addus HomeCare Corp...............................    544      14,764
#*  Affymetrix, Inc................................... 35,356     387,502
#*  Air Methods Corp.................................. 16,585     653,283
#*  Akorn, Inc........................................ 25,666   1,183,459
#*  Albany Molecular Research, Inc.................... 12,976     274,313
*   Amedisys, Inc.....................................  4,046     176,527
*   AMN Healthcare Services, Inc...................... 13,482     396,775
*   Amsurg Corp....................................... 13,200     946,968
*   Anika Therapeutics, Inc...........................  5,167     195,829
    Atrion Corp.......................................    547     220,933
*   Biospecifics Technologies Corp....................  1,494     102,668
*   BioTelemetry, Inc................................. 12,499     152,863
*   Cambrex Corp...................................... 13,803     679,798
    Cantel Medical Corp............................... 18,361   1,007,652
#*  Capital Senior Living Corp........................ 13,645     304,147
*   Charles River Laboratories International, Inc..... 11,957     928,102
#   Chemed Corp.......................................  5,056     750,614
#   Computer Programs & Systems, Inc..................  3,368     157,521
*   Corvel Corp.......................................  5,386     172,137
    CryoLife, Inc.....................................  1,000      10,950
*   Cyberonics, Inc................................... 10,473     643,042
#*  Depomed, Inc...................................... 21,140     665,910
#*  Endo International P.L.C..........................  1,711     149,781
    Ensign Group, Inc. (The).......................... 10,268     524,900
#*  ExamWorks Group, Inc.............................. 13,854     485,998
*   Globus Medical, Inc. Class A...................... 27,549     773,025
*   Haemonetics Corp.................................. 15,019     600,910
    HealthSouth Corp.................................. 18,357     838,915
*   HealthStream, Inc.................................    606      17,004
*   Healthways, Inc...................................  2,599      32,903
    Hill-Rom Holdings, Inc............................ 20,038   1,122,729
#*  HMS Holdings Corp................................. 29,466     339,448
*   ICU Medical, Inc..................................  6,964     695,843
#*  Impax Laboratories, Inc........................... 19,820     960,477
*   Integra LifeSciences Holdings Corp................ 13,139     842,604
*   IPC Healthcare, Inc...............................  3,041     168,624
*   IRIDEX Corp.......................................  3,943      28,232
    Kindred Healthcare, Inc...........................  1,599      32,987
#   Landauer, Inc.....................................    390      13,837
#*  Lannett Co., Inc.................................. 12,777     761,509

                                     1789

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Health Care -- (Continued)
    LeMaitre Vascular, Inc............................    206 $     2,933
#*  Ligand Pharmaceuticals, Inc. Class B..............  6,474     700,875
*   Luminex Corp......................................  6,079     104,741
*   Masimo Corp....................................... 16,462     686,136
*   MedAssets, Inc.................................... 13,012     303,180
#*  Medidata Solutions, Inc...........................  1,559      83,874
*   Merge Healthcare, Inc............................. 16,215      89,020
#   Meridian Bioscience, Inc.......................... 12,370     223,773
#*  Molina Healthcare, Inc............................ 15,197   1,146,310
#*  Myriad Genetics, Inc.............................. 21,034     717,680
#   National Research Corp. Class A...................  4,028      59,614
#   National Research Corp. Class B...................    150       5,222
*   Natus Medical, Inc................................ 15,040     679,206
*   NuVasive, Inc..................................... 19,712   1,084,357
*   Omnicell, Inc..................................... 16,011     584,722
#   Owens & Minor, Inc................................ 14,580     512,633
*   Pain Therapeutics, Inc............................  1,505       2,845
*   PAREXEL International Corp........................ 13,001     896,549
#   Phibro Animal Health Corp. Class A................  2,415      94,861
*   Prestige Brands Holdings, Inc..................... 15,659     745,682
*   Providence Service Corp. (The)....................  4,490     211,299
    Psychemedics Corp.................................    800       9,608
    Quality Systems, Inc.............................. 19,790     252,323
#*  Quidel Corp.......................................  5,105     105,725
*   Repligen Corp..................................... 11,086     388,121
#*  Sagent Pharmaceuticals, Inc....................... 11,048     271,560
*   SciClone Pharmaceuticals, Inc..................... 22,941     208,993
*   SeaSpine Holdings Corp............................  4,379      68,663
    Select Medical Holdings Corp...................... 40,166     579,595
*   Sharps Compliance Corp............................  2,000      12,820
    Simulations Plus, Inc.............................  3,317      21,428
#   STERIS Corp....................................... 15,212   1,051,606
#*  Sucampo Pharmaceuticals, Inc. Class A............. 18,800     409,652
*   Surgical Care Affiliates, Inc.....................  6,293     239,260
*   SurModics, Inc....................................  5,984     140,564
*   Team Health Holdings, Inc.........................  1,320      88,981
*   Thoratec Corp..................................... 22,893   1,448,898
*   Tornier NV........................................ 16,858     419,596
    US Physical Therapy, Inc..........................  4,031     213,079
    Utah Medical Products, Inc........................    899      49,148
*   Vascular Solutions, Inc...........................  2,818     104,914
    West Pharmaceutical Services, Inc................. 11,662     698,204
                                                              -----------
Total Health Care.....................................         35,084,338
                                                              -----------
Industrials -- (14.2%)
    AAON, Inc......................................... 17,736     393,562
*   Accuride Corp..................................... 15,642      63,663
*   Advisory Board Co. (The).......................... 10,606     635,299
    Albany International Corp. Class A................  5,489     204,301
    Allegiant Travel Co...............................  5,604   1,192,139
    Allied Motion Technologies, Inc...................  4,293      90,754
    Altra Industrial Motion Corp......................  5,827     148,006
#   American Science & Engineering, Inc...............  1,649      73,694

                                     1790

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
*           American Woodmark Corp...........................  3,972 $  261,199
            Apogee Enterprises, Inc.......................... 10,862    599,365
            Applied Industrial Technologies, Inc.............  9,553    369,032
*           ARC Document Solutions, Inc...................... 10,084     69,680
            Argan, Inc.......................................  4,990    194,011
*           Armstrong World Industries, Inc.................. 21,483  1,256,755
*           Astronics Corp...................................  4,872    302,064
#*          Astronics Corp. Class B..........................    596     37,000
            AZZ, Inc.........................................  8,276    428,283
*           Babcock & Wilcox Enterprises, Inc................  1,213     23,920
            Barrett Business Services, Inc...................  1,689     69,925
*           Blount International, Inc........................ 15,808    132,155
            Brink's Co. (The)................................ 16,814    525,101
*           Builders FirstSource, Inc........................ 22,665    340,882
            BWX Technologies, Inc............................  2,426     59,583
*           Casella Waste Systems, Inc. Class A..............  6,920     43,942
            CEB, Inc......................................... 12,350    945,022
#           Ceco Environmental Corp..........................  4,293     38,637
            CIRCOR International, Inc........................  4,083    195,290
            CLARCOR, Inc..................................... 14,290    859,829
#*          Clean Harbors, Inc...............................  3,366    166,684
            Columbus McKinnon Corp...........................    958     22,475
            Comfort Systems USA, Inc.........................  9,899    273,608
*           Commercial Vehicle Group, Inc....................  3,500     20,685
*           Continental Building Products, Inc...............  3,084     65,504
*           Covenant Transportation Group, Inc. Class A......    670     15,819
(degrees)*  CTPartners Executive Search, Inc.................    235         52
            Deluxe Corp...................................... 15,675  1,009,940
            Douglas Dynamics, Inc............................    890     18,263
*           DXP Enterprises, Inc.............................  3,639    133,551
*           Dycom Industries, Inc............................  2,492    164,621
*           Echo Global Logistics, Inc.......................  5,314    171,642
#           EnerSys.......................................... 13,841    864,370
            EnPro Industries, Inc............................  7,553    382,786
            Exponent, Inc....................................  8,284    368,555
            Federal Signal Corp.............................. 29,551    442,083
            Forward Air Corp................................. 11,061    537,011
*           Franklin Covey Co................................  3,547     67,074
#           Franklin Electric Co., Inc....................... 15,069    434,891
*           Furmanite Corp...................................  4,334     28,258
            G&K Services, Inc. Class A.......................  9,252    606,561
#*          Generac Holdings, Inc............................ 19,506    684,075
            Global Brass & Copper Holdings, Inc..............  2,736     46,102
#*          Goldfield Corp. (The)............................  4,847      6,786
            Gorman-Rupp Co. (The)............................  6,177    158,378
*           GP Strategies Corp...............................  7,857    225,417
            Graham Corp......................................  2,315     43,707
#           Greenbrier Cos., Inc. (The)......................  7,459    341,249
            H&E Equipment Services, Inc...................... 11,322    203,117
            Harsco Corp...................................... 31,390    431,299
*           Hawaiian Holdings, Inc...........................  1,520     33,014
#           Healthcare Services Group, Inc................... 21,651    755,836
#           Heartland Express, Inc........................... 28,163    600,717

                                     1791

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Industrials -- (Continued)
#   HEICO Corp........................................  5,207 $  285,500
    HEICO Corp. Class A...............................  3,075    139,482
    Herman Miller, Inc................................ 19,657    551,182
    Hillenbrand, Inc.................................. 20,485    580,955
    HNI Corp.......................................... 15,484    767,851
*   Hub Group, Inc. Class A...........................  9,412    396,528
*   Huron Consulting Group, Inc.......................  7,303    558,460
    Hyster-Yale Materials Handling, Inc...............  4,011    271,424
    Insperity, Inc....................................  9,267    465,945
    Insteel Industries, Inc...........................  1,500     24,510
    Interface, Inc.................................... 24,305    631,201
    John Bean Technologies Corp....................... 10,147    369,858
#   Kaman Corp........................................  5,738    226,479
    Kforce, Inc.......................................  9,472    221,361
    Kimball International, Inc. Class B...............  6,162     69,754
    Knight Transportation, Inc........................ 30,603    827,505
    Knoll, Inc........................................ 15,210    368,082
    Landstar System, Inc.............................. 15,229  1,096,945
#   Lindsay Corp......................................  3,120    261,674
*   Magnetek, Inc.....................................    300     14,907
#   Manitowoc Co., Inc. (The)......................... 39,725    701,941
#*  MasTec, Inc.......................................  3,252     59,934
    Matson, Inc.......................................  9,541    395,188
    Matthews International Corp. Class A..............  8,587    462,410
*   Mistras Group, Inc................................  1,990     35,800
*   Moog, Inc. Class A................................  1,681    112,392
    MSA Safety, Inc................................... 11,983    618,922
    Mueller Industries, Inc........................... 18,586    601,629
    Mueller Water Products, Inc. Class A.............. 74,399    664,383
    Multi-Color Corp..................................  7,637    487,699
    NN, Inc...........................................  4,779    109,105
#*  Nortek, Inc.......................................  5,246    428,021
*   NV5 Holdings, Inc.................................    872     21,094
    Omega Flex, Inc...................................  1,300     42,185
*   On Assignment, Inc................................ 17,265    661,595
    Park-Ohio Holdings Corp...........................  2,936    131,856
*   Patrick Industries, Inc...........................  5,125    184,705
#*  Performant Financial Corp.........................  7,174     22,455
*   PGT, Inc.......................................... 15,155    243,541
#*  Polypore International, Inc....................... 14,060    845,287
#*  Power Solutions International, Inc................    441     18,293
#   Primoris Services Corp............................ 13,095    237,674
#*  Proto Labs, Inc...................................  8,519    642,077
*   Radiant Logistics, Inc............................  2,500     15,875
#   Raven Industries, Inc.............................  9,431    183,244
*   RBC Bearings, Inc.................................  7,637    517,407
*   Rexnord Corp...................................... 39,949    846,919
#   RR Donnelley & Sons Co............................ 12,677    222,481
*   Saia, Inc.........................................  6,596    286,398
*   SL Industries, Inc................................    338     13,233
*   SP Plus Corp......................................  1,472     38,493
*   Sparton Corp......................................    800     19,088
*   Spirit Airlines, Inc.............................. 11,229    671,719

                                     1792

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Industrials -- (Continued)
    Standex International Corp........................  5,775 $   432,201
    Steelcase, Inc. Class A........................... 35,006     624,857
#*  Stock Building Supply Holdings, Inc...............  3,379      65,485
    Sun Hydraulics Corp...............................  8,383     296,926
*   Swift Transportation Co........................... 24,389     580,946
#*  Taser International, Inc.......................... 15,345     417,691
*   Team, Inc.........................................  5,770     250,418
    Tennant Co........................................  6,001     358,920
#   Textainer Group Holdings, Ltd.....................  6,887     156,059
*   Thermon Group Holdings, Inc.......................  6,882     166,063
*   Trex Co., Inc..................................... 12,735     577,787
*   Trimas Corp.......................................  1,090      25,615
*   TrueBlue, Inc..................................... 12,108     311,902
    Twin Disc, Inc....................................    400       6,440
    Universal Truckload Services, Inc.................  5,740     121,286
#   US Ecology, Inc...................................  6,383     292,916
*   USA Truck, Inc....................................    351       6,866
*   Vicor Corp........................................  7,981      83,082
#*  Wabash National Corp.............................. 26,093     358,518
    Watts Water Technologies, Inc. Class A............  1,800      99,828
    Werner Enterprises, Inc........................... 11,466     323,800
*   Willdan Group, Inc................................  3,212      33,148
    Woodward, Inc.....................................  1,840      90,822
                                                              -----------
Total Industrials.....................................         43,231,445
                                                              -----------
Information Technology -- (18.9%)
*   ACI Worldwide, Inc................................ 38,774     917,781
*   Acxiom Corp....................................... 14,479     259,319
#   ADTRAN, Inc.......................................  2,463      40,639
*   Advanced Energy Industries, Inc...................  1,893      49,578
#*  Advanced Micro Devices, Inc....................... 46,118      89,008
*   Alliance Data Systems Corp........................     49      13,477
    Alliance Fiber Optic Products, Inc................  3,678      73,817
    American Software, Inc. Class A...................  6,989      64,439
*   Amkor Technology, Inc............................. 12,754      56,245
*   Anixter International, Inc........................  6,958     460,689
#   Atmel Corp........................................ 38,941     322,431
*   AVG Technologies NV............................... 17,395     499,932
#   Badger Meter, Inc.................................  4,017     236,280
*   Barracuda Networks, Inc...........................  4,774     130,999
    Belden, Inc.......................................  8,453     500,671
    Blackbaud, Inc.................................... 14,603     893,119
*   Blackhawk Network Holdings, Inc................... 22,734   1,044,173
    Booz Allen Hamilton Holding Corp.................. 25,333     702,484
*   Bottomline Technologies de, Inc................... 12,758     350,335
*   BroadSoft, Inc....................................    328      11,454
*   BSQUARE Corp......................................  1,459       9,396
*   Cabot Microelectronics Corp.......................  8,402     380,947
*   CalAmp Corp....................................... 16,774     287,003
*   Carbonite, Inc....................................    288       3,439
#*  Cardtronics, Inc.................................. 16,816     623,369
*   Cascade Microtech, Inc............................  1,200      17,892
#   Cass Information Systems, Inc.....................  3,716     195,462

                                     1793

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
*   Ciena Corp........................................ 28,990 $  737,795
#*  Cimpress NV.......................................  6,344    409,378
*   Cirrus Logic, Inc................................. 25,447    840,005
#*  Clearfield, Inc...................................  1,000     19,680
    Cognex Corp....................................... 18,466    835,956
*   Coherent, Inc.....................................    367     21,268
    Computer Task Group, Inc..........................    953      6,661
*   Comverse, Inc.....................................  2,403     48,709
    Concurrent Computer Corp..........................    857      4,585
*   Constant Contact, Inc.............................  3,517     90,879
*   CoreLogic, Inc.................................... 27,592  1,088,228
#*  Cray, Inc......................................... 14,824    384,535
#   CSG Systems International, Inc.................... 11,763    365,829
    Cypress Semiconductor Corp........................  3,334     38,274
    Daktronics, Inc...................................  8,702     99,464
*   Datalink Corp.....................................  3,565     24,171
*   Dealertrack Technologies, Inc.....................  1,823    113,154
*   DHI Group, Inc.................................... 19,687    156,905
#   Diebold, Inc...................................... 18,242    621,140
#*  Digimarc Corp.....................................    497     19,751
*   Dot Hill Systems Corp............................. 23,096    145,967
*   DTS, Inc..........................................  2,667     75,983
    EarthLink Holdings Corp........................... 20,720    152,085
*   Electronics for Imaging, Inc...................... 21,684    990,959
#*  Ellie Mae, Inc....................................  3,425    268,691
#*  EnerNOC, Inc......................................  2,685     22,098
*   Entegris, Inc..................................... 63,543    941,390
*   EPAM Systems, Inc................................. 16,356  1,212,143
*   Euronet Worldwide, Inc............................ 21,657  1,483,504
    Evolving Systems, Inc.............................  2,526     21,294
*   ExlService Holdings, Inc..........................  9,327    361,608
    Fair Isaac Corp................................... 12,270  1,112,766
#*  FARO Technologies, Inc............................  5,138    225,507
#*  Finisar Corp......................................  9,950    173,229
    Forrester Research, Inc...........................  1,015     31,749
*   Global Cash Access Holdings, Inc..................  7,141     36,062
    Globalscape, Inc..................................  8,631     30,554
#*  Glu Mobile, Inc...................................  8,188     48,023
#*  GrubHub, Inc...................................... 15,746    499,306
*   GTT Communications, Inc...........................  4,752    110,389
    Hackett Group, Inc. (The).........................  2,100     26,880
    Heartland Payment Systems, Inc.................... 16,919  1,054,054
*   Higher One Holdings, Inc..........................     41         95
#*  HomeAway, Inc..................................... 26,325    790,803
*   Immersion Corp....................................  7,462    102,379
*   Integrated Device Technology, Inc................. 67,835  1,296,327
#   InterDigital, Inc................................. 14,574    788,016
*   Internap Corp..................................... 23,181    213,497
*   IntriCon Corp.....................................    700      4,970
*   Inuvo, Inc........................................  6,300     18,648
#*  InvenSense, Inc................................... 11,200    146,720
    j2 Global, Inc.................................... 12,946    911,398
#*  JDS Uniphase Corp................................. 86,405    958,231

                                     1794

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ ----------
Information Technology -- (Continued)
    Leidos Holdings, Inc.............................. 18,947 $  773,038
*   Lionbridge Technologies, Inc...................... 28,357    166,739
    Littelfuse, Inc...................................  7,268    668,656
#*  LoJack Corp.......................................  4,300     15,093
*   LRAD Corp.........................................  4,431      7,577
#*  M/A-COM Technology Solutions Holdings, Inc........  9,203    310,233
*   Manhattan Associates, Inc......................... 23,897  1,549,004
*   Mattson Technology, Inc...........................  9,559     27,339
    MAXIMUS, Inc...................................... 21,322  1,454,374
    Mentor Graphics Corp.............................. 36,906    962,878
#   Mesa Laboratories, Inc............................  1,112    115,136
    Methode Electronics, Inc.......................... 16,197    434,566
    Micrel, Inc....................................... 17,030    237,568
*   Microsemi Corp.................................... 28,710    945,707
*   MicroStrategy, Inc. Class A.......................    146     29,762
    Monotype Imaging Holdings, Inc.................... 12,299    306,614
    MTS Systems Corp..................................  4,753    307,091
*   NAPCO Security Technologies, Inc..................  3,838     22,567
*   Netscout Systems, Inc............................. 13,398    534,312
*   Newport Corp......................................  7,456    118,103
    NIC, Inc.......................................... 21,002    378,876
*   Numerex Corp. Class A.............................  1,101      9,314
#   NVE Corp..........................................    616     36,775
*   OSI Systems, Inc..................................  5,262    369,287
    Park Electrochemical Corp.........................    760     13,422
*   Paycom Software, Inc..............................  6,735    215,520
*   PDF Solutions, Inc................................  4,325     60,593
    Pegasystems, Inc.................................. 24,476    663,055
*   Perficient, Inc...................................  3,979     64,579
*   Planar Systems, Inc...............................  5,115     21,278
*   Planet Payment, Inc...............................  1,874      4,779
#   Plantronics, Inc.................................. 16,542    960,759
*   PMC-Sierra, Inc................................... 62,358    424,658
    Power Integrations, Inc........................... 12,430    481,787
*   Progress Software Corp............................ 17,932    532,222
    QAD, Inc. Class A.................................  3,079     82,179
*   Qorvo, Inc........................................  9,788    567,215
*   Rambus, Inc....................................... 45,912    600,988
*   RealD, Inc........................................  2,351     29,505
*   RealPage, Inc..................................... 13,149    252,461
    Reis, Inc.........................................  4,700    114,962
*   Rogers Corp.......................................  4,041    226,175
#*  Ruckus Wireless, Inc.............................. 15,179    187,157
    Science Applications International Corp........... 18,447    990,235
*   Semtech Corp...................................... 13,864    243,868
*   ShoreTel, Inc..................................... 22,583    160,113
#*  Shutterstock, Inc.................................  1,839     98,258
*   Sigma Designs, Inc................................  6,470     67,094
*   Silicon Laboratories, Inc......................... 13,877    624,326
*   SolarWinds, Inc................................... 14,422    575,294
    Solera Holdings, Inc..............................  6,286    230,005
*   Stamps.com, Inc...................................  1,909    130,957
#*  Super Micro Computer, Inc......................... 17,448    465,338

                                     1795

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE+
                                                       ------ -----------
Information Technology -- (Continued)
*   Synaptics, Inc.................................... 12,974 $ 1,029,876
#*  Synchronoss Technologies, Inc..................... 14,495     692,861
#*  Take-Two Interactive Software, Inc................ 31,630     998,875
#*  Tangoe, Inc.......................................  1,100      12,122
    TeleTech Holdings, Inc............................ 14,100     382,533
    Tessco Technologies, Inc..........................    800      19,736
    Tessera Technologies, Inc......................... 24,320     842,931
*   TiVo, Inc......................................... 39,558     393,998
#*  Travelzoo, Inc....................................  1,534      13,714
*   Tyler Technologies, Inc...........................  8,756   1,221,812
#   Ubiquiti Networks, Inc............................    231       7,443
*   Verint Systems, Inc............................... 12,716     740,326
#*  ViaSat, Inc....................................... 16,589   1,028,518
*   Virtusa Corp......................................  8,761     420,002
*   Web.com Group, Inc................................ 18,850     469,176
#*  WebMD Health Corp................................. 13,572     591,468
*   XO Group, Inc.....................................  9,755     144,667
*   Zebra Technologies Corp. Class A.................. 12,666   1,363,242
*   Zix Corp..........................................  1,980       9,662
                                                              -----------
Total Information Technology..........................         57,668,423
                                                              -----------
Materials -- (4.1%)
    A Schulman, Inc...................................  3,301     122,896
*   AEP Industries, Inc...............................  2,038      98,537
    Balchem Corp......................................  9,165     519,381
*   Berry Plastics Group, Inc.........................  7,339     238,958
*   Boise Cascade Co.................................. 14,232     472,218
    Calgon Carbon Corp................................ 16,690     295,246
#   Chase Corp........................................    843      32,228
*   Chemtura Corp..................................... 28,480     781,206
    Compass Minerals International, Inc............... 13,633   1,090,640
#   Deltic Timber Corp................................  3,748     243,245
*   Ferro Corp........................................ 28,419     394,740
#*  Flotek Industries, Inc............................ 14,549     249,079
    FutureFuel Corp...................................  1,120      12,813
    Globe Specialty Metals, Inc....................... 24,103     372,150
    Hawkins, Inc......................................    560      20,429
    HB Fuller Co...................................... 11,129     445,828
*   Headwaters, Inc................................... 33,743     641,454
    Innophos Holdings, Inc............................  7,502     386,203
    Innospec, Inc.....................................  5,166     223,430
    KapStone Paper and Packaging Corp................. 33,001     772,223
    Koppers Holdings, Inc.............................  7,216     146,485
*   Mercer International, Inc.........................    659       7,967
    Minerals Technologies, Inc........................  9,171     593,822
    Myers Industries, Inc............................. 14,289     216,193
    Neenah Paper, Inc.................................  7,180     434,964
*   OMNOVA Solutions, Inc.............................  3,201      20,710
    PolyOne Corp......................................  6,973     238,965
    Quaker Chemical Corp..............................  4,097     379,792
    Schweitzer-Mauduit International, Inc.............  6,918     274,645
    Sensient Technologies Corp........................ 19,644   1,343,453
    Silgan Holdings, Inc..............................  6,547     350,068

                                     1796

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
      Stepan Co........................................     3,643 $    178,543
#*    Stillwater Mining Co.............................     6,349       60,443
*     Trecora Resources................................     2,505       34,970
      United States Lime & Minerals, Inc...............     1,260       68,040
*     US Concrete, Inc.................................     2,763      116,958
      Wausau Paper Corp................................    12,849      113,585
      Worthington Industries, Inc......................    16,752      453,309
                                                                  ------------
Total Materials........................................             12,445,816
                                                                  ------------
Real Estate Investment Trusts -- (0.0%)
      CareTrust REIT, Inc..............................     5,772       74,921
                                                                  ------------
Telecommunication Services -- (0.7%)
*     8x8, Inc.........................................    33,286      289,921
*     Boingo Wireless, Inc.............................    14,058      136,784
#     Cogent Communications Holdings, Inc..............    17,949      570,599
#     Consolidated Communications Holdings, Inc........    14,797      294,904
      IDT Corp. Class B................................     7,229      123,037
      Inteliquent, Inc.................................    15,500      282,100
      Lumos Networks Corp..............................     4,959       69,228
#     NTELOS Holdings Corp.............................     4,994       31,912
      Shenandoah Telecommunications Co.................       800       27,504
*     Vonage Holdings Corp.............................    55,181      352,607
                                                                  ------------
Total Telecommunication Services.......................              2,178,596
                                                                  ------------
TOTAL COMMON STOCKS....................................            244,307,572
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves,
        0.114%......................................... 1,516,978    1,516,978
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (19.3%)
(S)@  DFA Short Term Investment Fund................... 5,072,809   58,692,404
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $263,531,397)^^....           $304,516,954
                                                                  ============

                                     1797

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                    ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary.......... $ 60,764,094          --   --    $ 60,764,094
   Consumer Staples................   10,605,027          --   --      10,605,027
   Energy..........................    3,575,639          --   --       3,575,639
   Financials......................   18,679,273          --   --      18,679,273
   Health Care.....................   35,084,338          --   --      35,084,338
   Industrials.....................   43,231,393 $        52   --      43,231,445
   Information Technology..........   57,668,423          --   --      57,668,423
   Materials.......................   12,445,816          --   --      12,445,816
   Real Estate Investment Trusts...       74,921          --   --          74,921
   Telecommunication Services......    2,178,596          --   --       2,178,596
Temporary Cash Investments.........    1,516,978          --   --       1,516,978
Securities Lending Collateral......           --  58,692,404   --      58,692,404
                                    ------------ -----------   --    ------------
TOTAL.............................. $245,824,498 $58,692,456   --    $304,516,954
                                    ============ ===========   ==    ============

                                     1798

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES    VALUE++
                                                       ------- -----------
COMMON STOCKS -- (96.5%)

AUSTRALIA -- (6.1%)
    Amcor, Ltd........................................  94,903 $   997,203
    AMP, Ltd.......................................... 226,521   1,091,724
    Ansell, Ltd.......................................   5,461      99,826
    Aristocrat Leisure, Ltd...........................  30,171     188,727
    Brambles, Ltd..................................... 109,187     866,110
    carsales.com, Ltd.................................   7,310      57,865
    CIMIC Group, Ltd..................................     161       2,793
    Coca-Cola Amatil, Ltd.............................  39,383     266,616
    Cochlear, Ltd.....................................   4,766     317,613
    Commonwealth Bank of Australia....................  33,729   2,153,742
    Computershare, Ltd................................  19,313     174,207
    CSL, Ltd..........................................  18,625   1,345,510
#   Flight Centre Travel Group, Ltd...................   1,791      46,525
    Insurance Australia Group, Ltd.................... 141,601     608,276
    Macquarie Group, Ltd..............................  12,371     740,443
    Magellan Financial Group, Ltd.....................   5,750      77,718
    Navitas, Ltd......................................   5,081      15,300
    Platinum Asset Management, Ltd....................  12,357      68,313
*   Qantas Airways, Ltd...............................  67,276     183,839
    Ramsay Health Care, Ltd...........................  11,937     582,251
#   REA Group, Ltd....................................   2,985      94,352
    Seek, Ltd.........................................  10,470     114,989
    Tabcorp Holdings, Ltd.............................  76,576     270,560
    Telstra Corp., Ltd................................ 154,850     733,228
    TPG Telecom, Ltd..................................   7,916      54,989
    Woolworths, Ltd...................................  53,663   1,119,555
                                                               -----------
TOTAL AUSTRALIA.......................................          12,272,274
                                                               -----------
AUSTRIA -- (0.1%)
    Andritz AG........................................   2,842     158,508
    Voestalpine AG....................................   1,918      82,237
                                                               -----------
TOTAL AUSTRIA.........................................             240,745
                                                               -----------
CANADA -- (8.4%)
    Alimentation Couche Tard, Inc. Class B............  16,800     749,792
    ARC Resources, Ltd................................   9,316     139,400
    BCE, Inc..........................................   8,601     354,010
    Bombardier, Inc. Class B..........................  36,998      46,111
    CAE, Inc.(124765108)..............................   5,988      68,084
    CAE, Inc.(2162760)................................   2,400      27,196
    Canadian Imperial Bank of Commerce................   1,196      85,430
    Canadian National Railway Co......................  18,887   1,179,115
    Canadian Pacific Railway, Ltd.....................   4,442     714,496
    Canadian Tire Corp., Ltd. Class A.................   1,100     109,668
*   Canfor Corp.......................................   1,405      25,557
    CCL Industries, Inc. Class B......................   1,100     153,891
*   CGI Group, Inc. Class A(2159740)..................  14,300     534,234
*   CGI Group, Inc. Class A(39945C109)................   5,229     195,251
    CI Financial Corp.................................  15,700     396,747
    Cineplex, Inc.....................................     200       7,285
    Cogeco Cable, Inc.................................   1,700      95,135

                                     1799

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
CANADA -- (Continued)
*   Colliers International Group, Inc.................  2,144 $    89,083
    Constellation Software, Inc.......................  1,245     553,574
    Crescent Point Energy Corp........................    800      12,118
    Dollarama, Inc....................................  8,100     482,154
    Finning International, Inc........................  8,063     140,194
*   FirstService Corp.................................  2,144      63,763
    Gibson Energy, Inc................................  1,700      25,061
    Jean Coutu Group PJC, Inc. (The) Class A..........  2,800      44,124
#   Keyera Corp.......................................  6,600     216,896
    Linamar Corp......................................  4,353     265,637
    MacDonald Dettwiler & Associates, Ltd.............     66       3,913
    Magna International, Inc.(2554475)................ 11,600     630,268
    Magna International, Inc.(559222401)..............  1,335      72,571
    Methanex Corp.(59151K108).........................  7,188     324,107
    Methanex Corp.(2654416)...........................    800      36,053
#   Metro, Inc........................................  9,000     244,913
    Onex Corp.........................................  6,600     378,686
    Open Text Corp....................................  4,998     227,459
    Peyto Exploration & Development Corp.............. 11,587     250,726
    Potash Corp. of Saskatchewan, Inc................. 19,089     518,839
    Progressive Waste Solutions, Ltd..................  7,396     201,321
    Quebecor, Inc. Class B............................  5,700     134,802
    Rogers Communications, Inc. Class B............... 16,084     564,227
#   Royal Bank of Canada.............................. 26,337   1,535,696
    Saputo, Inc....................................... 17,000     389,563
    Shaw Communications, Inc. Class B................. 38,260     811,112
    ShawCor, Ltd......................................    172       4,043
#   SNC-Lavalin Group, Inc............................  5,567     182,310
    Stantec, Inc......................................     71       1,974
    TELUS Corp........................................  7,311     249,598
    Thomson Reuters Corp.............................. 11,382     460,402
    TransForce, Inc...................................  4,800      91,717
    Valeant Pharmaceuticals International,
*     Inc.(91911K102).................................  1,196     308,006
    Valeant Pharmaceuticals International,
*     Inc.(B3XSX46)...................................  8,700   2,230,595
#   Vermilion Energy, Inc.............................  9,763     328,457
    West Fraser Timber Co., Ltd.......................  2,200      96,808
                                                              -----------
TOTAL CANADA..........................................         17,052,172
                                                              -----------
CHINA (0.0%)
#   Xinyi Solar Holdings, Ltd......................... 22,000       9,475
                                                              -----------
DENMARK -- (1.4%)
    Novo Nordisk A.S. Class B......................... 49,381   2,914,291
                                                              -----------
FINLAND -- (0.7%)
    Elisa Oyj.........................................  5,856     197,158
    Kone Oyj Class B.................................. 12,772     535,996
#   Metso Oyj.........................................  4,643     127,734
    Nokia Oyj......................................... 42,081     297,988
    Orion Oyj Class A.................................    609      25,220
    Orion Oyj Class B.................................  2,720     113,554
    Wartsila Oyj Abp..................................  4,091     188,039
                                                              -----------
TOTAL FINLAND.........................................          1,485,689
                                                              -----------
FRANCE -- (8.5%)
    Accor SA.......................................... 11,053     541,856

                                     1800

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
FRANCE -- (Continued)
    Aeroports de Paris................................   1,034 $   123,960
    Air Liquide SA....................................   6,869     894,448
    Airbus Group SE...................................  16,145   1,146,060
*   Alcatel-Lucent.................................... 139,496     526,389
    Arkema SA.........................................   1,608     125,303
    Atos..............................................   3,655     277,730
    Bureau Veritas SA.................................  13,580     317,283
    Cap Gemini SA.....................................   3,122     298,249
    Carrefour SA......................................  54,779   1,880,344
    Christian Dior SE.................................   1,912     395,492
    Cie Generale des Etablissements Michelin..........   6,307     617,384
    Danone SA.........................................  10,429     707,527
    Dassault Systemes.................................     605      45,622
    Eiffage SA........................................   1,082      65,074
    Essilor International SA..........................  11,243   1,439,997
    Eutelsat Communications SA........................  10,968     334,265
    Faurecia..........................................   4,275     164,021
    Hermes International..............................     733     285,051
    Iliad SA..........................................   1,613     383,055
    Imerys SA.........................................   1,921     144,729
#   Ingenico Group....................................   1,892     247,821
    JCDecaux SA.......................................   1,532      58,626
    L'Oreal SA........................................   1,870     349,527
    Legrand SA........................................   9,340     574,569
    LVMH Moet Hennessy Louis Vuitton SE...............   7,346   1,374,135
    Plastic Omnium SA.................................   1,842      51,801
    Publicis Groupe SA................................     854      64,586
    Safran SA.........................................   6,536     494,846
    SEB SA............................................     146      14,736
    SES SA............................................  18,912     584,425
    Societe BIC SA....................................     908     155,478
    Sodexo SA.........................................   3,407     317,328
    Technip SA........................................   1,936     110,009
    Thales SA.........................................   7,486     505,886
    Valeo SA..........................................   4,634     617,605
    Vinci SA..........................................  15,199     974,073
    Zodiac Aerospace..................................   2,932      87,397
                                                               -----------
TOTAL FRANCE..........................................          17,296,687
                                                               -----------
GERMANY -- (8.5%)
    BASF SE...........................................  31,586   2,729,491
    Bayer AG..........................................  29,547   4,363,397
    Brenntag AG.......................................   4,498     250,133
    Continental AG....................................   3,988     891,569
    Deutsche Boerse AG................................   7,130     647,697
    Deutsche Post AG..................................  40,914   1,236,637
    Deutsche Telekom AG............................... 147,078   2,659,530
    Fielmann AG.......................................   1,071      70,772
    Fresenius SE & Co. KGaA...........................  12,726     880,588
    Fuchs Petrolub SE.................................   1,057      42,299
    Hugo Boss AG......................................   3,385     408,151
    Infineon Technologies AG..........................  23,888     267,957
    MAN SE............................................     137      14,285

                                     1801

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
GERMANY -- (Continued)
#   Merck KGaA........................................   2,174 $   221,235
    MTU Aero Engines AG...............................   2,036     187,515
    ProSiebenSat.1 Media SE...........................   2,976     152,143
    RTL Group SA......................................   1,261     114,599
    RWE AG............................................  13,553     282,263
    SAP SE............................................     322      23,133
    Symrise AG........................................   2,728     181,377
    ThyssenKrupp AG...................................  37,239     944,380
    United Internet AG................................  10,255     506,858
    Wacker Chemie AG..................................   1,120     112,459
                                                               -----------
TOTAL GERMANY.........................................          17,188,468
                                                               -----------
HONG KONG -- (2.6%)
    AIA Group, Ltd.................................... 137,600     896,796
    ASM Pacific Technology, Ltd.......................  13,000     117,775
#   Chow Tai Fook Jewellery Group, Ltd................  84,800      82,618
    Galaxy Entertainment Group, Ltd................... 102,000     469,039
    Hang Seng Bank, Ltd...............................   5,100     104,615
    Hong Kong & China Gas Co., Ltd....................  39,600      80,885
    Hong Kong Exchanges and Clearing, Ltd.............  32,007     869,313
    L'Occitane International SA.......................  40,750     103,390
    Li & Fung, Ltd.................................... 166,000     128,625
#   Melco Crown Entertainment, Ltd. ADR...............   5,836     120,397
    MGM China Holdings, Ltd...........................  87,600     185,617
    PCCW, Ltd......................................... 359,976     215,421
#   Prada SpA.........................................  25,700     118,286
    Samsonite International SA........................ 103,800     338,487
    Sands China, Ltd..................................  95,200     420,144
#   SJM Holdings, Ltd................................. 251,000     291,976
    Techtronic Industries Co., Ltd....................  93,000     328,702
    Television Broadcasts, Ltd........................   3,500      18,444
#   VTech Holdings, Ltd...............................  15,300     190,342
#   Wynn Macau, Ltd................................... 133,200     274,700
                                                               -----------
TOTAL HONG KONG.......................................           5,355,572
                                                               -----------
IRELAND -- (0.3%)
    Kerry Group P.L.C. Class A........................   2,228     169,306
    Smurfit Kappa Group P.L.C.........................  14,839     446,250
                                                               -----------
TOTAL IRELAND.........................................             615,556
                                                               -----------
ISRAEL -- (0.5%)
    Bezeq The Israeli Telecommunication Corp., Ltd.... 263,904     486,703
    Delek Group, Ltd..................................     394     116,356
    Elbit Systems, Ltd................................   1,018      84,048
    Frutarom Industries, Ltd..........................   1,253      52,845
    Israel Chemicals, Ltd.............................   8,982      62,158
    Osem Investments, Ltd.............................   1,616      34,366
*   Strauss Group, Ltd................................   1,624      25,595

                                     1802

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
ISRAEL -- (Continued)
    Teva Pharmaceutical Industries, Ltd...............   2,817 $  193,274
                                                               ----------
TOTAL ISRAEL..........................................          1,055,345
                                                               ----------
ITALY -- (2.3%)
    Assicurazioni Generali SpA........................  11,523    227,087
    Atlantia SpA......................................  29,690    792,847
    CNH Industrial NV.................................  58,264    522,893
    Enel Green Power SpA..............................  68,777    142,869
    Eni SpA...........................................  44,258    774,542
    Eni SpA Sponsored ADR.............................   3,010    105,350
*   Fiat Chrysler Automobiles NV......................  12,963    203,912
*   Finmeccanica SpA..................................   2,485     35,807
    Luxottica Group SpA...............................   4,550    329,951
    Mediaset SpA......................................  46,113    233,497
    Mediolanum SpA....................................  13,251    106,084
    Parmalat SpA......................................   7,100     18,680
    Pirelli & C. SpA..................................  15,655    258,840
    Prysmian SpA......................................   5,038    115,677
#*  Saipem SpA........................................  12,997    113,422
    Salvatore Ferragamo SpA...........................   3,142     99,367
*   Telecom Italia SpA................................ 357,025    473,096
    Tod's SpA.........................................      17      1,717
                                                               ----------
TOTAL ITALY...........................................          4,555,638
                                                               ----------
JAPAN -- (20.9%)
#   ABC-Mart, Inc.....................................     900     54,038
    Air Water, Inc....................................  10,000    173,471
    Alps Electric Co., Ltd............................  12,600    397,140
    Asahi Group Holdings, Ltd.........................  11,700    392,113
    Asics Corp........................................   6,600    189,672
    Bandai Namco Holdings, Inc........................  11,400    252,696
    Benesse Holdings, Inc.............................   4,400    118,661
#   Bic Camera, Inc...................................   2,900     32,855
    Bridgestone Corp..................................  28,100  1,059,228
    Brother Industries, Ltd...........................  16,400    226,551
    Calbee, Inc.......................................   3,400    151,498
    Canon, Inc........................................  24,600    787,080
#   Casio Computer Co., Ltd...........................   5,000     99,603
#   COLOPL, Inc.......................................   3,900     75,762
    Cosmos Pharmaceutical Corp........................     800    102,782
#   CyberAgent, Inc...................................   5,400    232,256
    Daicel Corp.......................................  10,200    138,252
    Daihatsu Motor Co., Ltd...........................   3,000     42,605
    Daiichikosho Co., Ltd.............................     500     19,660
    Daikin Industries, Ltd............................   8,900    575,186
    Daito Trust Construction Co., Ltd.................   5,300    559,697
    Daiwa House Industry Co., Ltd.....................  12,600    313,390
    Dena Co., Ltd.....................................   6,400    127,146
    Disco Corp........................................     700     54,088
    Don Quijote Holdings Co., Ltd.....................   2,000     85,261
    Dowa Holdings Co., Ltd............................  16,000    152,026
    FamilyMart Co., Ltd...............................   4,700    227,141

                                     1803

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    FANUC Corp........................................   1,800 $  300,216
    Fast Retailing Co., Ltd...........................   1,200    593,637
    Fuji Electric Co., Ltd............................  28,000    115,759
    Fuji Heavy Industries, Ltd........................  17,500    646,581
    Fujitsu, Ltd...................................... 106,000    556,071
#   GS Yuasa Corp.....................................  13,000     51,874
#   GungHo Online Entertainment, Inc..................  25,000     82,963
    Haseko Corp.......................................  12,700    160,819
    Heiwa Corp........................................   2,100     46,116
    Hino Motors, Ltd..................................  18,800    243,293
    HIS Co., Ltd......................................   1,000     36,364
    Hitachi Metals, Ltd...............................  14,000    208,139
    Hitachi, Ltd...................................... 123,000    796,890
    Hoshizaki Electric Co., Ltd.......................     900     53,645
    Hoya Corp.........................................  14,200    600,494
    IHI Corp.......................................... 120,000    476,906
    Isuzu Motors, Ltd.................................  35,500    491,399
    Ito En, Ltd.......................................   4,000     92,980
    Izumi Co., Ltd....................................   2,900    135,252
    Japan Aviation Electronics Industry, Ltd..........   5,000    111,162
    Japan Exchange Group, Inc.........................  11,000    382,888
    Japan Tobacco, Inc................................  36,700  1,424,571
    JTEKT Corp........................................  13,800    238,301
    Kakaku.com, Inc...................................  11,500    182,795
    Kaken Pharmaceutical Co., Ltd.....................   3,000    111,775
    Kao Corp..........................................  16,500    836,493
    Kawasaki Heavy Industries, Ltd....................  90,000    394,466
    KDDI Corp.........................................  63,300  1,606,938
    Keihan Electric Railway Co., Ltd..................  19,000    124,091
    Kewpie Corp.......................................   3,400     76,876
    Keyence Corp......................................     400    201,494
    Koito Manufacturing Co., Ltd......................   9,200    361,431
    Komatsu, Ltd......................................  15,800    291,967
    Kubota Corp.......................................  20,000    342,053
    Lawson, Inc.......................................   4,700    349,592
    M3, Inc...........................................  14,600    344,041
    Mazda Motor Corp..................................  20,000    392,312
    MEIJI Holdings Co., Ltd...........................   2,200    312,471
    Minebea Co., Ltd..................................  23,000    359,686
    Miraca Holdings, Inc..............................   4,000    184,109
    MISUMI Group, Inc.................................   5,700     70,382
    Mitsubishi Electric Corp..........................  54,000    579,973
    Mitsubishi Heavy Industries, Ltd..................  22,000    116,318
    Mitsubishi Motors Corp............................  42,900    364,696
    MonotaRO Co., Ltd.................................   2,000    105,269
    Murata Manufacturing Co., Ltd.....................   4,200    622,240
    Nabtesco Corp.....................................   1,700     37,330
    Nachi-Fujikoshi Corp..............................   4,000     19,958
    NEC Corp.......................................... 131,000    418,392
    NGK Spark Plug Co., Ltd...........................   9,100    240,894
    Nidec Corp........................................   2,200    196,694
    Nifco, Inc........................................   2,400    103,697
    Nihon Kohden Corp.................................   1,600     35,492

                                     1804

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
JAPAN -- (Continued)
    Nissan Chemical Industries, Ltd...................   2,700 $   59,211
    Nitori Holdings Co., Ltd..........................   2,700    242,054
    Nitto Denko Corp..................................   8,100    613,032
    NSK, Ltd..........................................  31,000    400,037
    NTT Data Corp.....................................   8,100    387,010
    NTT DOCOMO, Inc...................................  30,600    646,129
    Oki Electric Industry Co., Ltd....................  51,000    104,817
    Olympus Corp......................................   9,300    355,850
    Omron Corp........................................   7,000    274,283
    Oracle Corp. Japan................................   2,700    113,629
    Oriental Land Co., Ltd............................   4,000    253,705
    Otsuka Corp.......................................   1,500     78,728
    Panasonic Corp....................................  94,100  1,099,497
    Park24 Co., Ltd...................................   7,400    134,551
    Pigeon Corp.......................................   7,500    228,050
    Rakuten, Inc......................................  29,900    480,494
    Resorttrust, Inc..................................   3,200     79,078
    Ryohin Keikaku Co., Ltd...........................   1,100    234,420
#   Sanrio Co., Ltd...................................   3,900    108,382
    Sanwa Holdings Corp...............................  14,700    111,364
    Sawai Pharmaceutical Co., Ltd.....................     800     48,968
    SCSK Corp.........................................   1,100     39,362
    Secom Co., Ltd....................................   3,600    242,194
    Seiko Epson Corp..................................  25,400    448,767
    Sekisui Chemical Co., Ltd.........................   4,000     44,380
    Seven & I Holdings Co., Ltd.......................  20,900    964,354
    Seven Bank, Ltd...................................  26,000    123,832
#*  Sharp Corp........................................ 152,000    201,130
    Shimano, Inc......................................   1,100    152,496
    Showa Shell Sekiyu K.K............................   1,400     13,147
    SoftBank Group Corp...............................  33,200  1,835,101
    Stanley Electric Co., Ltd.........................   5,500    117,412
    Start Today Co., Ltd..............................   2,900     92,820
    Sugi Holdings Co., Ltd............................     600     30,564
#   Sumco Corp........................................  15,500    154,754
    Sumitomo Realty & Development Co., Ltd............  10,000    350,781
    Sumitomo Rubber Industries, Ltd...................   1,500     22,602
    Sundrug Co., Ltd..................................     900     52,420
    Suntory Beverage & Food, Ltd......................   8,900    375,955
    Suruga Bank, Ltd..................................   6,600    141,722
    Suzuki Motor Corp.................................   1,200     41,774
    Sysmex Corp.......................................  10,200    660,045
    Taiheiyo Cement Corp.............................. 111,000    365,970
#   Taiyo Nippon Sanso Corp...........................   7,000     82,216
#   Topcon Corp.......................................   3,300     74,015
    Toray Industries, Inc.............................  26,000    206,892
    Toshiba Corp...................................... 151,000    461,530
    TOTO, Ltd.........................................  18,000    292,989
    Toyo Tire & Rubber Co., Ltd.......................   8,200    179,715
    Toyota Motor Corp. Sponsored ADR..................  21,626  2,886,206
    Trend Micro, Inc..................................   3,800    139,087
    Tsuruha Holdings, Inc.............................   1,600    140,465
    Unicharm Corp.....................................   8,200    196,862

                                     1805

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
JAPAN -- (Continued)
    United Arrows, Ltd................................    400 $    15,948
    USS Co., Ltd......................................  9,300     163,305
    Yahoo Japan Corp.................................. 34,200     149,630
    Yamaha Motor Co., Ltd............................. 17,900     406,105
    Yamato Holdings Co., Ltd.......................... 12,300     272,606
    Yamazaki Baking Co., Ltd..........................  2,000      31,862
    Yaskawa Electric Corp.............................  8,100      96,006
    Yokohama Rubber Co., Ltd. (The)...................  1,000      19,777
    Zeon Corp.........................................  3,000      29,066
                                                              -----------
TOTAL JAPAN...........................................         42,239,256
                                                              -----------
NETHERLANDS -- (2.5%)
    Boskalis Westminster NV...........................    141       6,889
    Heineken NV.......................................  5,005     393,591
    Koninklijke Ahold NV.............................. 31,637     629,634
#   Koninklijke KPN NV................................ 33,578     132,669
    Koninklijke Vopak NV..............................  3,067     160,225
    Randstad Holding NV...............................  3,833     261,763
    RELX NV........................................... 70,834   1,178,894
    Unilever NV(B12T3J1).............................. 10,614     475,489
    Unilever NV(904784709)............................ 32,903   1,475,041
    Wolters Kluwer NV................................. 11,695     387,089
                                                              -----------
TOTAL NETHERLANDS.....................................          5,101,284
                                                              -----------
NORWAY -- (0.7%)
*   DNO ASA........................................... 34,866      32,385
    Gjensidige Forsikring ASA.........................  2,624      42,166
    Kongsberg Gruppen ASA.............................  1,492      24,992
    Leroy Seafood Group ASA...........................  1,434      49,315
    Marine Harvest ASA................................  8,970     110,723
    Salmar ASA........................................  2,108      33,334
    Schibsted ASA.....................................  1,586      55,415
*   Schibsted ASA Class B.............................  1,586      51,841
    Telenor ASA....................................... 24,849     545,833
#   TGS Nopec Geophysical Co. ASA.....................  6,708     141,108
    Yara International ASA............................  4,989     248,224
                                                              -----------
TOTAL NORWAY..........................................          1,335,336
                                                              -----------
SINGAPORE -- (1.0%)
    First Resources, Ltd.............................. 45,000      62,257
    Great Eastern Holdings, Ltd.......................  2,700      45,671
    Jardine Cycle & Carriage, Ltd.....................  5,844     125,869
    Keppel Corp., Ltd................................. 23,000     125,649
    M1, Ltd........................................... 23,000      52,429
    Oversea-Chinese Banking Corp., Ltd................    379       2,842
    Petra Foods, Ltd.................................. 18,000      37,627
    SATS, Ltd......................................... 11,800      32,385
    SembCorp Industries, Ltd.......................... 43,700     113,664
#   SembCorp Marine, Ltd.............................. 67,000     127,330
    Sinarmas Land, Ltd................................ 23,200       9,382
    Singapore Exchange, Ltd........................... 49,000     284,871
    Singapore Post, Ltd............................... 92,000     131,007

                                     1806

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SINGAPORE -- (Continued)
    Singapore Technologies Engineering, Ltd........... 103,900 $  248,411
    Singapore Telecommunications, Ltd................. 147,900    441,721
    StarHub, Ltd......................................  37,000    103,305
                                                               ----------
TOTAL SINGAPORE.......................................          1,944,420
                                                               ----------
SPAIN -- (3.1%)
    Abertis Infraestructuras SA.......................  42,633    698,121
    ACS Actividades de Construccion y Servicios SA....   9,363    314,226
#   Amadeus IT Holding SA Class A.....................  25,202  1,100,233
    Banco Santander SA................................  19,481    134,705
    Bankinter SA......................................  17,484    134,950
    Distribuidora Internacional de Alimentacion SA....  31,178    195,130
    Enagas SA.........................................   4,397    123,431
    Endesa SA.........................................   4,006     84,159
    Gas Natural SDG SA................................  12,752    276,774
    Industria de Diseno Textil SA.....................  13,682    469,129
    Mediaset Espana Comunicacion SA...................   3,012     37,866
    Red Electrica Corp. SA............................   5,183    413,862
    Telefonica SA..................................... 149,364  2,291,051
    Zardoya Otis SA...................................   6,155     67,571
                                                               ----------
TOTAL SPAIN...........................................          6,341,208
                                                               ----------
SWEDEN -- (2.5%)
    Alfa Laval AB.....................................  11,034    202,935
    Atlas Copco AB Class A............................  13,678    374,080
    Atlas Copco AB Class B............................   7,378    181,424
    Axfood AB.........................................   4,412     75,234
    Electrolux AB Series B............................  20,630    592,245
    Elekta AB Class B.................................   4,119     27,326
    Getinge AB Class B................................   3,781     92,747
    Hennes & Mauritz AB Class B.......................  28,216  1,122,638
    Hexpol AB.........................................   5,500     58,998
*   Lundin Petroleum AB...............................   3,264     47,322
#   Millicom International Cellular SA................   3,118    228,022
    NCC AB Class B....................................   5,786    172,939
    Sandvik AB........................................  64,000    648,494
    Securitas AB Class B..............................  18,796    269,813
    Skanska AB Class B................................   4,954    104,327
    SKF AB Class A....................................     994     19,374
    SKF AB Class B....................................  19,769    386,671
    Swedish Match AB..................................   9,657    295,793
    Volvo AB Class B..................................  21,030    249,436
                                                               ----------
TOTAL SWEDEN..........................................          5,149,818
                                                               ----------
SWITZERLAND -- (7.9%)
    Actelion, Ltd.....................................   7,234  1,069,787
    Adecco SA.........................................   5,139    428,914
    DKSH Holding AG...................................     300     22,507
    EMS-Chemie Holding AG.............................     692    337,056
    Galenica AG.......................................     275    313,050
    Geberit AG........................................   2,657    919,067
    Givaudan SA.......................................     607  1,129,109

                                     1807

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SWITZERLAND -- (Continued)
    Kuehne + Nagel International AG...................   3,797 $   524,166
    Lonza Group AG....................................   2,068     299,766
    Nestle SA.........................................     625      47,281
    Partners Group Holding AG.........................   1,463     489,187
    Roche Holding AG(7108918).........................     863     246,962
    Roche Holding AG(7110388).........................  26,517   7,661,362
    Schindler Holding AG..............................   1,430     232,369
    SGS SA............................................     386     736,321
    Sika AG...........................................     108     391,541
    Sonova Holding AG.................................     743     105,773
    Swisscom AG.......................................   1,641     954,417
                                                               -----------
TOTAL SWITZERLAND.....................................          15,908,635
                                                               -----------
UNITED KINGDOM -- (18.5%)
    Admiral Group P.L.C...............................   7,295     168,565
    Aggreko P.L.C.....................................  15,231     285,290
    Ashtead Group P.L.C...............................  32,579     499,585
    AstraZeneca P.L.C. Sponsored ADR..................  76,172   2,573,852
    BAE Systems P.L.C................................. 292,547   2,190,351
    BHP Billiton P.L.C................................   3,093      56,811
    British American Tobacco P.L.C....................   6,257     371,516
    British American Tobacco P.L.C. Sponsored ADR.....  25,806   3,070,914
    BT Group P.L.C.................................... 113,830     823,788
    Bunzl P.L.C.......................................   7,606     217,716
    Burberry Group P.L.C..............................  13,850     347,586
    Capita P.L.C......................................  34,346     699,182
    Centrica P.L.C.................................... 392,741   1,633,491
    Compass Group P.L.C...............................  93,997   1,503,534
    Croda International P.L.C.........................   9,697     459,822
    Daily Mail & General Trust P.L.C..................   1,645      20,600
    Diageo P.L.C......................................   1,032      28,930
    Diageo P.L.C. Sponsored ADR.......................   6,522     732,486
    easyJet P.L.C.....................................   5,978     153,377
    Experian P.L.C....................................  45,906     860,675
    G4S P.L.C......................................... 100,158     429,411
    GKN P.L.C......................................... 138,399     687,466
    GlaxoSmithKline P.L.C. Sponsored ADR..............  77,512   3,367,121
    Hargreaves Lansdown P.L.C.........................  16,699     311,747
    Hikma Pharmaceuticals P.L.C.......................   2,711     101,274
    IMI P.L.C.........................................  11,249     186,106
    Imperial Tobacco Group P.L.C......................  30,534   1,602,319
    Informa P.L.C.....................................   6,075      56,470
    Inmarsat P.L.C....................................  26,026     360,404
*   International Consolidated Airlines Group SA......  68,366     569,382
    Intertek Group P.L.C..............................   7,992     305,416
    ITV P.L.C......................................... 260,004   1,137,720
    Johnson Matthey P.L.C.............................   7,863     357,389
*   Liberty Global P.L.C. Class A.....................     866      45,419
*   Liberty Global P.L.C. Series C....................   2,136     104,964
*   Liberty Global P.L.C. LiLAC Class A...............      43       1,851
*   Liberty Global P.L.C. LiLAC Class C...............     107       4,544
    London Stock Exchange Group P.L.C.................   1,502      61,080
    Marks & Spencer Group P.L.C.......................  91,525     776,852

                                     1808

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
UNITED KINGDOM -- (Continued)
      Merlin Entertainments P.L.C.......................   3,017 $     19,540
      Mondi P.L.C.......................................  13,361      320,733
      Next P.L.C........................................  10,395    1,296,773
      Reckitt Benckiser Group P.L.C.....................  12,373    1,186,548
      RELX P.L.C........................................  77,049    1,343,652
      RELX P.L.C. Sponsored ADR.........................   3,028       52,960
      Rexam P.L.C.......................................  21,492      186,544
      Rio Tinto P.L.C...................................   8,920      345,035
#     Rio Tinto P.L.C. Sponsored ADR....................   9,713      375,116
      Rolls-Royce Holdings P.L.C........................  34,288      424,339
      Sage Group P.L.C. (The)...........................  38,892      316,080
      Shire P.L.C.......................................   3,000      266,689
      Sky P.L.C.........................................  71,827    1,276,888
      Smith & Nephew P.L.C..............................   6,672      124,003
      Smiths Group P.L.C................................  18,124      318,938
*     Sports Direct International P.L.C.................   9,977      123,216
      SSE P.L.C.........................................   8,206      194,090
      St James's Place P.L.C............................   5,717       87,229
      TUI AG............................................   8,478      145,632
      Unilever P.L.C....................................     712       32,296
      Unilever P.L.C. Sponsored ADR.....................  26,890    1,218,924
      Weir Group P.L.C. (The)...........................   1,451       34,839
      Whitbread P.L.C...................................   1,193       96,590
      Wolseley P.L.C....................................   7,354      488,277
                                                                 ------------
TOTAL UNITED KINGDOM....................................           37,439,937
                                                                 ------------
TOTAL COMMON STOCKS.....................................          195,501,806
                                                                 ------------
PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
      Fuchs Petrolub SE.................................   3,032      131,766
                                                                 ------------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.................... 600,035    6,942,410
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $195,238,061)^^.....         $202,575,982
                                                                 ============

                                     1809

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks....................
   Australia.....................          -- $ 12,272,274   --    $ 12,272,274
   Austria.......................          --      240,745   --         240,745
   Canada........................ $17,052,172           --   --      17,052,172
   China.........................          --        9,475   --           9,475
   Denmark.......................          --    2,914,291   --       2,914,291
   Finland.......................          --    1,485,689   --       1,485,689
   France........................          --   17,296,687   --      17,296,687
   Germany.......................          --   17,188,468   --      17,188,468
   Hong Kong.....................     120,397    5,235,175   --       5,355,572
   Ireland.......................          --      615,556   --         615,556
   Israel........................          --    1,055,345   --       1,055,345
   Italy.........................     105,350    4,450,288   --       4,555,638
   Japan.........................   2,886,206   39,353,050   --      42,239,256
   Netherlands...................   1,475,041    3,626,243   --       5,101,284
   Norway........................      51,841    1,283,495   --       1,335,336
   Singapore.....................          --    1,944,420   --       1,944,420
   Spain.........................          --    6,341,208   --       6,341,208
   Sweden........................          --    5,149,818   --       5,149,818
   Switzerland...................          --   15,908,635   --      15,908,635
   United Kingdom................  11,548,151   25,891,786   --      37,439,937
Preferred Stocks.................
   Germany.......................          --      131,766   --         131,766
Securities Lending Collateral....          --    6,942,410   --       6,942,410
                                  ----------- ------------   --    ------------
TOTAL............................ $33,239,158 $169,336,824   --    $202,575,982
                                  =========== ============   ==    ============

                                     1810

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                       SHARES VALUE++
                                                       ------ --------
COMMON STOCKS -- (90.8%)

AUSTRALIA -- (5.2%)
#   Acrux, Ltd........................................ 30,615 $ 15,193
    Adelaide Brighton, Ltd............................ 60,109  207,418
#   Ainsworth Game Technology, Ltd.................... 12,620   27,632
    ALS, Ltd.......................................... 10,955   42,826
    Altium, Ltd....................................... 11,269   37,018
    Ansell, Ltd....................................... 12,920  236,175
*   APN News & Media, Ltd............................. 76,829   40,048
#   ARB Corp., Ltd....................................  9,406   97,547
    Aristocrat Leisure, Ltd........................... 17,375  108,685
    Automotive Holdings Group, Ltd.................... 19,987   64,165
    Blackmores, Ltd...................................  1,342   86,733
#   Breville Group, Ltd............................... 10,779   53,763
    BT Investment Management, Ltd.....................  7,248   51,508
    carsales.com, Ltd................................. 24,967  197,635
    Cedar Woods Properties, Ltd.......................    204      785
    Cochlear, Ltd.....................................  4,620  307,884
    Credit Corp. Group, Ltd...........................  3,220   31,768
#   Dick Smith Holdings, Ltd.......................... 13,091   19,111
    Domino's Pizza Enterprises, Ltd...................  8,362  246,621
    DuluxGroup, Ltd................................... 45,270  200,856
#   Flight Centre Travel Group, Ltd...................  1,282   33,302
    GUD Holdings, Ltd................................. 12,166   83,070
    Hansen Technologies, Ltd.......................... 13,885   29,757
#   iiNET, Ltd........................................ 17,716  121,580
    Iluka Resources, Ltd..............................  4,688   26,909
#   Independence Group NL............................. 10,547   29,027
#   Infomedia, Ltd.................................... 45,242   34,713
    InvoCare, Ltd..................................... 10,858  107,097
#   IRESS, Ltd........................................ 17,068  129,505
#   JB Hi-Fi, Ltd..................................... 11,250  158,522
    M2 Group, Ltd..................................... 16,791  135,215
    Magellan Financial Group, Ltd..................... 12,138  164,060
#*  Mayne Pharma Group, Ltd........................... 58,884   50,266
    McMillan Shakespeare, Ltd.........................  6,127   63,714
#   Mineral Resources, Ltd............................ 15,952   63,064
#   Monadelphous Group, Ltd...........................  8,935   55,663
    Mortgage Choice, Ltd..............................  3,804    6,325
    Navitas, Ltd...................................... 23,241   69,984
#*  Nearmap, Ltd...................................... 56,987   20,586
    NIB Holdings, Ltd................................. 47,994  124,678
    Northern Star Resources, Ltd...................... 64,004   96,489
#   OzForex Group, Ltd................................ 23,002   37,638
    Perpetual, Ltd....................................  5,726  187,131
    Platinum Asset Management, Ltd....................  5,909   32,667
    Prime Media Group, Ltd............................  1,965      932
#   RCG Corp., Ltd.................................... 21,661   19,465
#   Reckon, Ltd.......................................  7,098   10,985
#   Reject Shop, Ltd. (The)...........................  1,182    5,475
    SAI Global, Ltd................................... 18,141   59,406
    Sandfire Resources NL............................. 12,976   56,883
    Select Harvests, Ltd..............................  5,476   52,753

                                     1811

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
AUSTRALIA -- (Continued)
    Servcorp, Ltd.....................................  7,271 $   32,011
    Sirtex Medical, Ltd...............................  7,571    170,348
#   Slater & Gordon, Ltd.............................. 35,293     87,960
*   St Barbara, Ltd................................... 63,165     23,287
#   Super Retail Group, Ltd........................... 16,174    108,855
    Tabcorp Holdings, Ltd............................. 88,340    312,125
    Technology One, Ltd............................... 25,887     75,334
    Tox Free Solutions, Ltd...........................  8,865     18,756
    Veda Group, Ltd................................... 52,242     93,372
    Virtus Health, Ltd................................  7,153     28,047
    Vocus Communications, Ltd.........................  6,817     30,684
    Webjet, Ltd.......................................  9,731     29,522
                                                              ----------
TOTAL AUSTRALIA.......................................         5,150,533
                                                              ----------
AUSTRIA -- (0.8%)
    DO & CO AG........................................    641     66,911
    Mayr Melnhof Karton AG............................  1,164    134,746
    Oesterreichische Post AG..........................  5,562    248,488
    Porr AG...........................................    894     26,204
    RHI AG............................................  2,863     71,033
    Rosenbauer International AG.......................    604     52,370
    Schoeller-Bleckmann Oilfield Equipment AG.........    721     40,778
    Semperit AG Holding...............................    775     32,179
    Telekom Austria AG................................  2,009     13,592
    Zumtobel Group AG.................................  4,377    136,384
                                                              ----------
TOTAL AUSTRIA.........................................           822,685
                                                              ----------
BELGIUM -- (1.5%)
*   AGFA-Gevaert NV................................... 13,529     40,759
    bpost SA..........................................  5,322    150,610
    Cie d'Entreprises CFE.............................  1,026    136,910
    Econocom Group SA.................................  6,567     60,719
    EVS Broadcast Equipment SA........................  1,947     54,937
    Fagron............................................  3,527    165,654
    Kinepolis Group NV................................  2,310     93,287
    Lotus Bakeries....................................     24     35,576
    Melexis NV........................................  2,734    146,269
*   Mobistar SA.......................................  4,333     93,917
    Resilux...........................................     99     18,223
*   Tessenderlo Chemie NV.............................  4,576    179,393
    Umicore SA........................................  5,315    232,840
    Van de Velde NV...................................  1,055     65,801
                                                              ----------
TOTAL BELGIUM.........................................         1,474,895
                                                              ----------
CANADA -- (7.0%)
#   Ag Growth International, Inc......................  1,230     42,547
    Aimia, Inc........................................ 13,197    142,681
    AirBoss of America Corp...........................  1,900     35,041
    AutoCanada, Inc...................................  2,100     53,903
#   Badger Daylighting, Ltd...........................  4,038     75,243
*   Birchcliff Energy, Ltd............................  5,300     23,991
#   Bird Construction, Inc............................  4,300     36,035

                                     1812

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
CANADA -- (Continued)
    Black Diamond Group, Ltd..........................  3,937 $ 41,692
#   BMTC Group, Inc...................................    100    1,178
    Bonterra Energy Corp..............................  2,473   45,570
*   BRP, Inc..........................................  2,874   61,860
#   Canadian Energy Services & Technology Corp........ 17,151   84,585
*   Canfor Corp.......................................  7,438  135,298
#   Canfor Pulp Products, Inc.........................  2,672   25,579
#   Cineplex, Inc.....................................  7,209  262,596
    Clearwater Seafoods, Inc..........................  1,900   16,620
    Cogeco Cable, Inc.................................  2,003  112,092
    Cogeco, Inc.......................................  1,000   44,676
    Colliers International Group, Inc.................  3,609  150,365
    Computer Modelling Group, Ltd..................... 10,156  101,649
    Cott Corp......................................... 10,016  112,808
    DH Corp...........................................  5,710  188,172
    DirectCash Payments, Inc..........................  1,573   16,309
#   EnerCare, Inc.....................................  7,523   77,079
    Enghouse Systems, Ltd.............................  2,107   85,144
    Equitable Group, Inc..............................    200    8,221
    Evertz Technologies, Ltd..........................  3,300   39,514
    Exco Technologies, Ltd............................  4,161   55,359
    Extendicare, Inc..................................  8,325   54,934
    First National Financial Corp.....................  1,100   15,459
    FirstService Corp.................................  3,609  107,896
*   Fortuna Silver Mines, Inc......................... 16,700   46,479
#   Gamehost, Inc.....................................    100      859
#   Gibson Energy, Inc................................ 12,218  180,115
    Gluskin Sheff + Associates, Inc...................  3,747   68,674
*   Great Canadian Gaming Corp........................  5,500   92,981
    High Liner Foods, Inc.............................  2,016   36,764
    Home Capital Group, Inc...........................    988   24,046
#   Horizon North Logistics, Inc......................  7,940   18,213
*   IMAX Corp.........................................  6,684  250,048
*   Imperial Metals Corp..............................  2,738   16,748
#   Innergex Renewable Energy, Inc.................... 10,200   83,684
    Intertape Polymer Group, Inc......................  7,146  105,454
    K-Bro Linen, Inc..................................    803   30,761
*   Kirkland Lake Gold, Inc...........................  7,093   25,924
    Leon's Furniture, Ltd.............................  2,432   27,335
    Logistec Corp. Class B............................    300   10,448
    Lucara Diamond Corp............................... 30,500   46,641
    MacDonald Dettwiler & Associates, Ltd.............  2,981  176,738
    Magellan Aerospace Corp...........................    800   11,267
#   Manitoba Telecom Services, Inc....................  3,115   69,095
    Martinrea International, Inc...................... 10,585  109,261
    Medical Facilities Corp...........................  3,447   37,505
*   Mitel Networks Corp...............................  6,551   61,961
    Morneau Shepell, Inc..............................  4,800   60,557
    MTY Food Group, Inc...............................  1,800   51,102
#   Mullen Group, Ltd.................................  9,454  137,995
    North West Co., Inc. (The)........................  5,293  111,336
#   Northland Power, Inc.............................. 13,327  162,938
*   Parex Resources, Inc.............................. 13,632   90,161

                                     1813

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
CANADA -- (Continued)
#   Parkland Fuel Corp................................   9,677 $  176,248
    Pason Systems, Inc................................   8,002    121,206
    PHX Energy Services Corp..........................   1,117      3,895
#   Premium Brands Holdings Corp......................   2,000     51,550
    Richelieu Hardware, Ltd...........................   2,000    103,987
    Ritchie Bros Auctioneers, Inc.....................   9,291    251,340
#   Russel Metals, Inc................................   6,200     91,968
*   Sandvine Corp.....................................  14,532     39,001
*   SEMAFO, Inc.......................................  28,600     62,324
    ShawCor, Ltd......................................   5,717    134,374
    Sienna Senior Living, Inc.........................   2,700     31,978
    Stantec, Inc......................................   9,360    260,292
    Stella-Jones, Inc.................................   4,400    149,341
*   Street Capital Group, Inc.........................     700      1,119
#   Student Transportation, Inc.......................   7,455     33,973
#   Superior Plus Corp................................  13,538    116,867
    Toromont Industries, Ltd..........................   9,053    253,139
    Total Energy Services, Inc........................   1,161     13,129
    Transcontinental, Inc. Class A....................   3,700     41,616
    TransForce, Inc...................................   8,287    158,346
    Trilogy Energy Corp...............................   4,992     17,558
#   Wajax Corp........................................   1,408     21,779
    Western Forest Products, Inc......................  45,028     66,104
    Westjet Airlines, Ltd.............................     700     12,348
    Westshore Terminals Investment Corp...............   6,441    142,280
    Whistler Blackcomb Holdings, Inc..................     800     12,674
    Winpak, Ltd.......................................   3,200    108,661
    ZCL Composites, Inc...............................   1,000      4,993
                                                               ----------
TOTAL CANADA..........................................          6,881,276
                                                               ----------
CHINA -- (0.1%)
#   Xinyi Solar Holdings, Ltd......................... 254,000 $  109,397
DENMARK -- (1.6%)
    Ambu A.S. Class B.................................   2,684     73,344
    GN Store Nord A.S.................................  22,057    448,650
    IC Group A.S......................................     575     15,736
    PER Aarsleff A.S. Class B.........................     227     77,904
    Royal Unibrew A.S.................................   5,905    193,239
    SimCorp A.S.......................................   5,576    238,060
*   Topdanmark A.S....................................  11,942    329,990
*   William Demant Holding A.S........................   2,466    188,041
                                                               ----------
TOTAL DENMARK.........................................          1,564,964
                                                               ----------
FINLAND -- (2.2%)
    Bittium Oyj.......................................   3,949     20,658
    Caverion Corp.....................................   3,637     36,957
    Elisa Oyj.........................................  16,557    557,435
    F-Secure Oyj......................................   7,950     24,523
    Huhtamaki Oyj.....................................   1,303     46,242
    Konecranes Oyj....................................   5,296    163,952
#   Lassila & Tikanoja Oyj............................   2,697     52,779
#   Metso Oyj.........................................   9,781    269,086
*   Oriola-KD Oyj Class B.............................  11,239     54,718
    Orion Oyj Class A.................................   2,936    121,587

                                     1814

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FINLAND -- (Continued)
    Orion Oyj Class B................................. 10,465 $  436,891
    Outotec Oyj.......................................    548      3,670
    Ponsse Oy.........................................    957     15,396
    Ramirent Oyj......................................  5,723     45,101
    Tieto Oyj.........................................  5,864    150,150
    Tikkurila Oyj.....................................  3,476     67,039
    Uponor Oyj........................................  6,098     96,681
                                                              ----------
TOTAL FINLAND.........................................         2,162,865
                                                              ----------
FRANCE -- (4.5%)
    Akka Technologies.................................    806     26,815
    Albioma SA........................................    577      9,572
    Alten SA..........................................  2,425    122,208
    Altran Technologies SA............................  8,562    101,095
    Bastide le Confort Medical........................    488     10,653
    BioMerieux........................................  1,292    150,118
    Boiron SA.........................................    704     77,940
    Burelle SA........................................     13     10,015
*   Cegedim SA........................................    589     25,830
    Eurofins Scientific SE............................  1,101    361,022
    Faurecia..........................................  7,509    288,101
#*  GameLoft SE.......................................  4,576     21,641
    Gaztransport Et Technigaz SA......................  1,258     76,744
    Groupe Crit.......................................    163      9,300
    Guerbet...........................................    229     14,738
    Haulotte Group SA.................................    605     11,417
    Imerys SA.........................................    382     28,780
#   Ingenico Group....................................  4,088    535,462
    Ipsen SA..........................................  3,952    254,648
    Lectra............................................  3,152     45,713
    LISI..............................................  1,963     53,009
    Metropole Television SA...........................  5,668    114,693
    Montupet..........................................    671     51,794
    Neopost SA........................................  3,983    159,995
    NextRadioTV.......................................    543     21,873
    Oeneo SA..........................................  1,545     11,449
    Plastic Omnium SA.................................  6,978    196,235
    Saft Groupe SA....................................  1,682     68,601
    Sartorius Stedim Biotech..........................    337    105,126
    SEB SA............................................  2,236    225,686
    Societe d'Edition de Canal +......................  5,488     48,104
    Sopra Steria Group................................  1,315    125,634
    Stallergenes SA...................................     98      6,177
    Synergie SA.......................................  1,429     39,098
    Technicolor SA.................................... 34,077    268,787
    Teleperformance...................................  6,165    457,308
#   Thermador Groupe..................................    311     27,597
*   UBISOFT Entertainment............................. 10,135    196,907
    Vilmorin & Cie SA.................................    370     30,776

                                     1815

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
FRANCE -- (Continued)
    Virbac SA.........................................    442 $  104,814
                                                              ----------
TOTAL FRANCE..........................................         4,495,475
                                                              ----------
GERMANY -- (5.3%)
    Amadeus Fire AG...................................    719     70,704
    Basler AG.........................................    591     35,670
    Bertrandt AG......................................    537     67,069
    CENIT AG..........................................    804     15,210
    Cewe Stiftung & Co. KGAA..........................    665     38,645
    CompuGroup Medical AG.............................  3,549    111,890
    CTS Eventim AG & Co. KGaA.........................  5,635    212,407
#   Delticom AG.......................................    277      6,944
*   Dialog Semiconductor P.L.C........................  9,177    457,675
    Drillisch AG......................................  1,578     66,598
    Duerr AG..........................................  3,063    252,128
    ElringKlinger AG..................................  3,628     87,381
    Fielmann AG.......................................  2,989    197,513
    Freenet AG........................................ 15,441    529,907
    Fuchs Petrolub SE.................................  1,086     43,460
    Gerresheimer AG...................................  3,697    272,050
#   Gerry Weber International AG......................  2,521     62,084
#   GFT Technologies AG...............................  2,058     50,507
    Hamburger Hafen und Logistik AG...................  2,185     41,946
#*  Heidelberger Druckmaschinen AG.................... 27,148     69,192
    Homag Group AG....................................    657     25,215
    Init Innovation In Traffic Systems AG.............    385     10,918
    KION Group AG.....................................  1,624     74,419
    Krones AG.........................................  1,723    198,636
#   KUKA AG...........................................  3,204    274,180
    KWS Saat SE.......................................    161     52,350
#   LPKF Laser & Electronics AG.......................  1,773     15,660
    MTU Aero Engines AG...............................  5,271    485,456
    Nemetschek AG.....................................  2,456     90,865
*   Nordex SE.........................................  1,469     41,840
    Norma Group SE....................................  3,608    174,606
    OHB SE............................................    467      9,615
    Pfeiffer Vacuum Technology AG.....................    571     52,327
#   R Stahl AG........................................    254     10,620
    Rational AG.......................................    440    171,682
    SAF-Holland SA....................................  4,600     69,710
#   Schaltbau Holding AG..............................    549     30,916
    SHW AG............................................    670     29,729
    Sixt SE...........................................  1,101     46,269
    Stada Arzneimittel AG.............................  2,567     98,810
    STRATEC Biomedical AG.............................    450     25,058
    Stroeer SE........................................  2,646    130,849
    Takkt AG..........................................  4,021     76,853
    Wacker Chemie AG..................................  1,587    159,351
    Washtec AG........................................    946     20,779
    Wincor Nixdorf AG.................................  3,345    142,122

                                     1816

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
GERMANY -- (Continued)
    XING AG...........................................     243 $   40,784
                                                               ----------
TOTAL GERMANY.........................................          5,248,599
                                                               ----------
HONG KONG -- (3.2%)
*   Amec Foster Wheeler P.L.C. Class A................  64,000     17,177
    APT Satellite Holdings, Ltd.......................  45,750     42,633
    Asia Satellite Telecommunications Holdings, Ltd...     500      1,102
    ASM Pacific Technology, Ltd.......................  17,400    157,637
    Aupu Group Holding Co., Ltd.......................  60,000     18,244
#   Bonjour Holdings, Ltd.............................  77,000      4,663
*   Brightoil Petroleum Holdings, Ltd................. 176,000     64,602
    Cafe de Coral Holdings, Ltd.......................  42,000    147,317
#*  China Smarter Energy Group Holdings, Ltd.......... 354,000     52,055
    Chow Sang Sang Holdings International, Ltd........  30,000     58,078
#   CITIC Telecom International Holdings, Ltd......... 148,000     67,554
*   Convoy Financial Holdings, Ltd.................... 252,000     26,007
    CW Group Holdings, Ltd............................  22,500     11,029
    Emperor Capital Group, Ltd........................ 150,000     13,740
    Emperor Entertainment Hotel, Ltd..................  45,000     10,153
    Fairwood Holdings, Ltd............................   8,000     23,686
    Future Bright Holdings, Ltd.......................  30,000      4,724
    Giordano International, Ltd....................... 132,000     67,202
#   Haitong International Securities Group, Ltd.......  30,000     16,551
    Hong Kong Aircraft Engineering Co., Ltd...........   3,200     31,710
#   Hutchison Telecommunications Hong Kong Holdings,
      Ltd............................................. 130,000     56,833
*   iOne Holdings, Ltd................................ 180,000      9,724
    Johnson Electric Holdings, Ltd....................  38,375    130,015
    L'Occitane International SA.......................  38,500     97,682
    Lifestyle International Holdings, Ltd.............  63,500    103,537
    Luk Fook Holdings International, Ltd..............  42,000    117,876
#*  Macau Legend Development, Ltd..................... 193,000     52,462
    Man Wah Holdings, Ltd.............................  54,400     48,876
*   Mason Financial Holdings, Ltd..................... 440,000     17,326
    NagaCorp, Ltd..................................... 138,000    112,413
#   Newocean Energy Holdings, Ltd.....................  92,000     40,977
#   Nexteer Automotive Group, Ltd.....................  75,000     71,065
    Pacific Textiles Holdings, Ltd....................  62,000     98,440
#   Paradise Entertainment, Ltd.......................  36,000      8,337
    PCCW, Ltd......................................... 337,000    201,671
#   SA SA International Holdings, Ltd................. 118,000     52,923
    Shenwan Hongyuan HK, Ltd..........................  35,000     17,449
    Sitoy Group Holdings, Ltd.........................  26,000     13,917
    SmarTone Telecommunications Holdings, Ltd.........  39,500     80,591
    Stella International Holdings, Ltd................  53,500    144,136
    Television Broadcasts, Ltd........................  39,200    206,577
    Texwinca Holdings, Ltd............................  48,000     58,040
    Tradelink Electronic Commerce, Ltd................  60,000     13,066
*   United Laboratories International Holdings, Ltd.
      (The)...........................................  24,000     14,462
    Value Partners Group, Ltd.........................  91,000    105,820
    Varitronix International, Ltd.....................  17,000     12,905
    Vitasoy International Holdings, Ltd...............  98,000    147,140
#   VTech Holdings, Ltd...............................  17,300    215,224
    Xinyi Glass Holdings, Ltd......................... 212,000    110,621

                                     1817

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ---------
HONG KONG -- (Continued)
                                                              ---------
TOTAL HONG KONG.......................................        3,195,969
                                                              ---------
IRELAND -- (0.6%)
    Irish Continental Group P.L.C..................... 19,445    93,374
    Paddy Power P.L.C.................................  5,762   514,458
                                                              ---------
TOTAL IRELAND.........................................          607,832
                                                              ---------
ISRAEL -- (0.8%)
*   Cellcom Israel, Ltd...............................  4,942    30,693
*   Compugen, Ltd.....................................  3,635    22,657
    Delek Automotive Systems, Ltd.....................  5,430    60,458
    Delta-Galil Industries, Ltd.......................    822    27,118
    Elbit Systems, Ltd................................    312    25,759
    Electra, Ltd......................................     87    11,961
*   EZchip Semiconductor, Ltd.........................  1,364    22,148
    Frutarom Industries, Ltd..........................  3,959   166,971
    Ituran Location and Control, Ltd..................    960    24,507
    Matrix IT, Ltd....................................  3,585    20,400
*   Naphtha Israel Petroleum Corp., Ltd...............  1,629    11,032
*   Nova Measuring Instruments, Ltd...................  2,991    36,865
*   Oil Refineries, Ltd............................... 87,374    36,074
    Osem Investments, Ltd.............................  2,056    43,723
*   Partner Communications Co., Ltd...................  6,476    28,042
    Paz Oil Co., Ltd..................................    212    34,184
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.............................................    573    27,340
    Sapiens International Corp. NV....................  1,504    16,071
    Shikun & Binui, Ltd............................... 27,147    63,586
*   Shufersal, Ltd....................................  3,705    10,111
*   Strauss Group, Ltd................................  3,719    58,613
                                                              ---------
TOTAL ISRAEL..........................................          778,313
                                                              ---------
ITALY -- (3.5%)
#   Amplifon SpA...................................... 11,932   100,039
*   Autogrill SpA..................................... 16,974   153,264
    Azimut Holding SpA................................ 11,690   291,988
    Banca Generali SpA................................  6,608   217,253
    Banca IFIS SpA....................................  2,809    70,027
    Biesse SpA........................................  2,003    33,724
    Brembo SpA........................................  3,021   136,195
    Brunello Cucinelli SpA............................  3,099    58,410
    Cairo Communication SpA...........................  2,359    11,600
    De' Longhi........................................  5,678   138,383
    DiaSorin SpA......................................  2,679   123,054
    Gruppo MutuiOnline SpA............................  1,552    12,257
    Industria Macchine Automatiche SpA................  1,372    71,039
#*  Juventus Football Club SpA........................ 44,082    13,844
#*  Maire Tecnimont SpA............................... 14,631    50,378
    MARR SpA..........................................  2,776    51,337
    Moncler SpA....................................... 10,245   208,174
#   Piaggio & C SpA................................... 21,993    70,028
    Prysmian SpA...................................... 24,691   566,925

                                     1818

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
ITALY -- (Continued)
    Recordati SpA..................................... 13,126 $  326,915
    Reply SpA.........................................    688     77,638
    Salini Impregilo SpA.............................. 15,710     74,961
    Salvatore Ferragamo SpA...........................  4,515    142,789
#   SAVE SpA..........................................  1,539     22,063
*   Sogefi SpA........................................  8,295     25,540
*   World Duty Free SpA............................... 16,078    179,886
*   Yoox SpA..........................................  7,433    251,187
    Zignago Vetro SpA.................................  1,559      9,636
                                                              ----------
TOTAL ITALY...........................................         3,488,534
                                                              ----------
JAPAN -- (21.5%)
    Accordia Golf Co., Ltd............................  9,600    101,192
    Adastria Co., Ltd.................................  1,500     72,487
    Aderans Co., Ltd..................................  1,900     15,383
    Aeon Delight Co., Ltd.............................  2,000     64,967
    Ai Holdings Corp..................................  4,300     69,609
    Aica Kogyo Co., Ltd...............................  6,400    142,521
    Ain Pharmaciez, Inc...............................  2,500    118,649
#   Akebono Brake Industry Co., Ltd...................  7,200     21,655
    Alinco, Inc.......................................  1,100      9,836
    Altech Corp.......................................  1,000     24,281
    Amiyaki Tei Co., Ltd..............................    300     12,026
    Amuse, Inc........................................    400     13,047
    Anest Iwata Corp..................................  3,900     24,771
    Anritsu Corp...................................... 15,600    111,703
    Arcs Co., Ltd.....................................    900     19,721
    Artnature, Inc....................................  1,400     11,947
#   Asahi Co., Ltd....................................    900     10,780
    Asahi Holdings, Inc...............................  3,100     46,900
    Asahi Intecc Co., Ltd.............................  3,000    100,241
    Atom Corp.........................................  4,700     33,767
    Avex Group Holdings, Inc..........................  3,900     65,518
    Axell Corp........................................    900     12,698
    Axial Retailing Inc...............................  1,800     54,418
    Belc Co., Ltd.....................................  1,000     35,294
    Benefit One, Inc..................................  1,800     39,786
#   Bic Camera, Inc...................................  7,100     80,438
    BML, Inc..........................................  1,200     37,343
#   Broadleaf Co., Ltd................................  3,300     31,566
#   BRONCO BILLY Co., Ltd.............................  1,400     28,482
    Bunka Shutter Co., Ltd............................  5,000     40,032
    C Uyemura & Co., Ltd..............................    500     26,586
    Calsonic Kansei Corp.............................. 12,000     87,532
#   Can Do Co., Ltd...................................  1,100     13,707
    Canon Electronics, Inc............................  1,200     22,561
    Capcom Co., Ltd...................................  6,300    137,758
#   Central Sports Co., Ltd...........................    900     18,070
    CHIMNEY Co., Ltd..................................  1,500     42,161
    CKD Corp..........................................  7,100     70,348
#   Clarion Co., Ltd.................................. 14,000     40,035
#   CMIC Holdings Co., Ltd............................    600      8,109
#   Colowide Co., Ltd.................................  6,200     96,923

                                     1819

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    COMSYS Holdings Corp..............................  6,500 $ 98,541
    CONEXIO Corp......................................  1,000   11,844
#   COOKPAD, Inc......................................  5,100  105,140
    CREATE SD HOLDINGS Co., Ltd.......................  1,000   60,781
    Cresco, Ltd.......................................    700   11,701
#   CROOZ, Inc........................................    700   27,687
    DA Consortium, Inc................................  3,300   12,424
#   Daido Metal Co., Ltd..............................  3,500   33,265
    Daihen Corp....................................... 12,000   55,909
    Daiho Corp........................................  4,000   16,003
    Daiichikosho Co., Ltd.............................  2,000   78,638
#   Daiken Medical Co., Ltd...........................    800    7,591
    Daikokutenbussan Co., Ltd.........................    500   19,320
    Daio Paper Corp...................................  9,000  102,453
    Daiseki Co., Ltd..................................  1,400   26,807
    Daito Pharmaceutical Co., Ltd.....................  1,100   28,251
    Dena Co., Ltd.....................................  6,400  127,146
    Denki Kagaku Kogyo K.K............................ 27,000  112,280
    Dr Ci:Labo Co., Ltd...............................  3,000   54,972
    DTS Corp..........................................  2,400   53,595
    Eagle Industry Co., Ltd...........................  3,000   60,413
    Eiken Chemical Co., Ltd...........................  1,000   19,722
    Elecom Co., Ltd...................................    500   11,392
    Elematec Corp.....................................  1,000   23,293
    en-japan, Inc.....................................    900   20,366
    Enplas Corp.......................................  1,300   52,375
    EPS Holdings, Inc.................................  2,900   35,184
#   F@N Communications, Inc...........................  4,600   34,971
*   FDK Corp.......................................... 17,000   18,220
    Financial Products Group Co., Ltd.................  8,100   63,479
#   FINDEX, Inc.......................................    900    9,175
    Foster Electric Co., Ltd..........................  2,000   41,095
#   FP Corp...........................................  3,100   99,977
    Fudo Tetra Corp................................... 25,500   39,865
#   Fuji Kyuko Co., Ltd...............................  7,000   69,889
    Fuji Pharma Co., Ltd..............................    700   12,498
    Fuji Seal International, Inc......................  2,200   68,033
    Fujibo Holdings, Inc.............................. 15,000   28,904
    Fujimori Kogyo Co., Ltd...........................  1,300   36,405
    Fujita Kanko, Inc.................................  6,000   20,444
    Fujitec Co., Ltd..................................  1,600   16,573
    Fujitsu General, Ltd..............................  8,000  113,517
    Fukuda Corp.......................................  2,000   13,041
    Fukushima Industries Corp.........................  1,400   27,873
    FULLCAST Holdings Co., Ltd........................  2,100   17,054
    Funai Soken Holdings Inc..........................  1,200   17,477
#   Furukawa Battery Co., Ltd. (The)..................  4,000   28,974
    Furukawa Co., Ltd................................. 27,000   52,662
    Fuso Chemical Co., Ltd............................  1,500   18,638
    GCA Savvian Corp..................................  1,000   15,503
    Gecoss Corp.......................................    700    6,742
#   Genky Stores, Inc.................................    300   37,226
    Geo Holdings Corp.................................  3,300   45,442

                                     1820

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   Giken, Ltd........................................  1,000 $ 13,316
#   GLOBERIDE, Inc.................................... 21,000   27,922
    Glory, Ltd........................................  1,700   49,430
    GMO internet, Inc.................................  9,800  163,584
    GMO Payment Gateway, Inc..........................  1,400   45,818
    Gree, Inc......................................... 11,500   67,636
    GS Yuasa Corp.....................................  7,000   27,932
#   Gulliver International Co., Ltd...................  6,300   62,447
    Gurunavi, Inc.....................................  2,800   44,651
    Happinet Corp.....................................  1,300   13,732
#   Harmonic Drive Systems, Inc.......................  2,100   31,351
    Hazama Ando Corp.................................. 22,100  117,057
    Heiwa Corp........................................  3,500   76,860
    Heiwado Co., Ltd..................................  3,200   69,197
    Hiday Hidaka Corp.................................  1,700   41,394
#   Hiramatsu, Inc....................................  1,900   12,087
    HIS Co., Ltd......................................  4,200  152,728
    Hitachi Kokusai Electric, Inc.....................  6,000   80,896
    Hitachi Transport System, Ltd.....................  1,800   32,447
    Hochiki Corp......................................  3,000   23,247
    Hokuetsu Industries Co., Ltd......................  3,000   21,566
    Hokuto Corp.......................................  2,400   47,953
    Horiba, Ltd.......................................  4,600  173,835
    I-Net Corp/Kanagawa...............................  1,400   13,627
    Ichibanya Co., Ltd................................  1,100   46,668
    Ichikoh Industries, Ltd...........................  7,000   15,274
    Ichinen Holdings Co., Ltd.........................  1,400   13,081
    Ichiyoshi Securities Co., Ltd.....................  1,100   10,082
    Iino Kaiun Kaisha, Ltd............................  7,900   38,019
    Ikyu Corp.........................................  2,300   48,206
    Infocom Corp......................................  2,500   25,904
    Intage Holdings, Inc..............................  1,500   25,122
    Internet Initiative Japan, Inc....................  3,600   68,865
    Iriso Electronics Co., Ltd........................  1,100   72,944
    IT Holdings Corp..................................  3,000   68,703
    Ito En, Ltd.......................................  4,100   95,305
    Itochu Enex Co., Ltd..............................  4,900   48,044
    Iwatani Corp...................................... 22,000  134,609
    Jamco Corp........................................  1,600   48,391
#*  Janome Sewing Machine Co., Ltd.................... 16,000   16,494
*   Japan Communications, Inc.........................  9,700   32,821
    JCU Corp..........................................    300   11,762
    Jeol, Ltd.........................................  9,000   37,848
    Jin Co., Ltd......................................  1,100   53,580
    JP-Holdings, Inc..................................  2,700    7,383
    Juki Corp.........................................  3,000   34,517
*   Justsystems Corp..................................  2,700   18,366
#   K's Holdings Corp.................................  4,000  127,178
    kabu.com Securities Co., Ltd...................... 14,200   48,317
    Kaken Pharmaceutical Co., Ltd.....................  6,000  223,550
    Kakiyasu Honten Co., Ltd..........................  1,500   23,532
    Kameda Seika Co., Ltd.............................  1,100   46,089
    Kanamoto Co., Ltd.................................  3,000   72,776

                                     1821

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Kanematsu Corp.................................... 36,000 $ 65,622
    Kanto Denka Kogyo Co., Ltd........................  6,000   42,284
*   Kappa Create Holdings Co., Ltd....................  2,100   22,141
    Kasai Kogyo Co., Ltd..............................  2,000   23,564
    Kato Works Co., Ltd...............................  7,000   41,025
    Kawai Musical Instruments Manufacturing Co., Ltd..    300    4,980
*   Kintetsu Department Store Co., Ltd................  3,000    8,224
    Kinugawa Rubber Industrial Co., Ltd...............  2,000   11,011
    Kito Corp.........................................  3,000   28,084
#*  KLab, Inc.........................................  4,700   79,234
*   KNT-CT Holdings Co., Ltd.......................... 23,000   40,385
#   Kobe Bussan Co., Ltd..............................    800   75,643
    Kobelco Eco-Solutions Co., Ltd....................  3,000   16,065
#   Komehyo Co., Ltd..................................    500   15,614
    Komeri Co., Ltd...................................  3,100   74,753
    Kose Corp.........................................    500   48,582
    Kotobuki Spirits Co., Ltd.........................    600   18,179
    Kourakuen Holdings Corp...........................    900   11,333
    Kumagai Gumi Co., Ltd............................. 38,000  107,206
    Kura Corp.........................................  1,400   43,134
    Kuroda Electric Co., Ltd..........................  1,900   36,244
    Kusuri No Aoki Co., Ltd...........................  2,000  103,651
    Kyokuto Securities Co., Ltd.......................  2,500   36,561
    Kyoritsu Maintenance Co., Ltd.....................  1,560  110,639
    Kyoto Kimono Yuzen Co., Ltd.......................  1,500   12,416
    Kyowa Exeo Corp...................................  2,800   34,089
    Kyudenko Corp.....................................  2,000   35,101
    LAC Co., Ltd......................................    800   12,096
*   Laox Co., Ltd..................................... 26,000  109,227
    Lasertec Corp.....................................  2,600   32,867
*   Leopalace21 Corp.................................. 31,200  170,613
    Life Corp.........................................  2,300   70,201
#   Link And Motivation, Inc.......................... 13,100   16,464
#   Lion Corp......................................... 20,000  171,961
#*  Livesense, Inc....................................  1,000    4,660
    Maeda Road Construction Co., Ltd..................  6,000  110,205
    Mani, Inc.........................................  1,000   66,503
    Maruha Nichiro Corp...............................  1,800   29,569
#   Marvelous, Inc....................................  4,000   46,598
    Matsumotokiyoshi Holdings Co., Ltd................    800   38,610
    Matsuya Co., Ltd..................................  2,800   52,537
    Matsuya Foods Co., Ltd............................    700   13,629
#   MEC Co., Ltd......................................  2,800   18,694
    Meidensha Corp.................................... 19,000   63,696
    Meiji Shipping Co., Ltd...........................  5,700   28,328
    Meiko Network Japan Co., Ltd......................  2,100   23,281
    Meitec Corp.......................................  3,100  122,334
#   Message Co., Ltd..................................  1,700   50,109
#   Micronics Japan Co., Ltd..........................  1,900   41,487
    Milbon Co., Ltd...................................  1,280   50,609
    Misawa Homes Co., Ltd.............................  1,900   15,428
    Mitsuba Corp......................................  3,400   75,220
    Mitsubishi Pencil Co., Ltd........................  2,000   98,696

                                     1822

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Mitsubishi Research Institute, Inc................  1,100 $ 27,583
    Mitsuboshi Belting Co., Ltd.......................  2,000   15,910
    Monogatari Corp. (The)............................    300   10,855
    MonotaRO Co., Ltd.................................  2,700  142,112
    MORESCO Corp......................................  1,000   16,387
    Morinaga & Co., Ltd............................... 24,000  104,654
#   Morita Holdings Corp..............................  2,000   20,051
    MTI, Ltd..........................................  4,000   28,434
    Musashi Seimitsu Industry Co., Ltd................  2,300   41,877
    Nachi-Fujikoshi Corp.............................. 19,000   94,799
    Nagatanien Co., Ltd...............................  3,000   26,395
    Nakanishi, Inc....................................  2,300   91,652
    Natori Co., Ltd...................................  1,000   12,085
    NEC Networks & System Integration Corp............  2,100   43,990
*   New Japan Radio Co., Ltd..........................  4,000   21,588
    Next Co., Ltd.....................................  4,200   31,383
    Nichi-iko Pharmaceutical Co., Ltd.................  4,900  168,511
    Nichias Corp...................................... 11,000   64,484
#   Nichii Gakkan Co..................................  3,800   33,287
    Nichirei Corp..................................... 29,000  189,201
    Nifco, Inc........................................  4,900  211,714
#   Nihon Chouzai Co., Ltd............................    600   43,805
    Nihon House Holdings Co., Ltd.....................  7,400   34,690
    Nihon Kohden Corp.................................  7,300  161,932
    Nihon M&A Center, Inc.............................  4,000  164,701
#   Nihon Nohyaku Co., Ltd............................  6,200   57,131
    Nihon Trim Co., Ltd...............................    400   11,807
    Nihon Unisys, Ltd.................................  4,500   47,989
    Nikkiso Co., Ltd..................................  6,100   59,072
    Nippon Carbide Industries Co., Inc................  3,000    5,225
    Nippon Gas Co., Ltd...............................  3,600  119,308
    Nippon Kanzai Co., Ltd............................    700   17,341
    Nippon Kayaku Co., Ltd............................ 10,000  101,300
    Nippon Parking Development Co., Ltd............... 20,400   27,826
    Nippon Suisan Kaisha, Ltd......................... 25,800   81,278
    Nipro Corp........................................ 12,200  128,883
    Nishio Rent All Co., Ltd..........................  1,500   38,404
    Nissan Shatai Co., Ltd............................  2,900   36,755
    Nissei ASB Machine Co., Ltd.......................    800   15,681
    Nissei Build Kogyo Co., Ltd.......................  6,000   18,914
    Nissha Printing Co., Ltd..........................  3,000   53,504
    Nissin Kogyo Co., Ltd.............................  3,700   57,968
    Nitto Boseki Co., Ltd............................. 14,000   74,907
    Nitto Kogyo Corp..................................  2,600   57,417
    NOF Corp.......................................... 16,000  132,494
    Nohmi Bosai, Ltd..................................  3,000   34,716
    Nojima Corp.......................................  2,900   32,679
    Nomura Co., Ltd...................................  3,000   44,192
    NS Solutions Corp.................................  1,700   67,036
    NS United Kaiun Kaisha, Ltd.......................  8,000   18,065
    NuFlare Technology, Inc...........................    300   12,116
    Obara Group, Inc..................................  1,700   79,032
    Ohashi Technica, Inc..............................  1,000   12,598

                                     1823

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
    Ohsho Food Service Corp...........................    900 $ 30,186
    Okabe Co., Ltd....................................  2,500   19,990
    Okasan Securities Group, Inc......................  2,000   14,297
    Oki Electric Industry Co., Ltd.................... 63,000  129,480
    Okinawa Cellular Telephone Co.....................  1,100   33,620
    OKUMA Corp........................................ 15,000  145,382
    Open House Co., Ltd...............................  1,800   29,885
    OSAKA Titanium Technologies Co., Ltd..............  2,100   54,763
    OSG Corp..........................................  8,100  172,565
    Outsourcing, Inc..................................  1,200   23,538
    Pack Corp. (The)..................................  1,000   20,516
    Pal Co., Ltd......................................  1,700   53,643
    Paramount Bed Holdings Co., Ltd...................  1,800   53,750
    Pasona Group, Inc.................................  2,300   24,238
    PC Depot Corp.....................................  1,500   13,500
    Penta-Ocean Construction Co., Ltd................. 31,200  127,701
    PIA Corp..........................................    600   11,484
    Pigeon Corp.......................................  8,700  264,538
    Pilot Corp........................................  3,200  124,996
*   Pioneer Corp...................................... 13,100   24,501
    Plenus Co., Ltd...................................  1,800   30,292
    Pressance Corp....................................    800   28,347
    Prestige International, Inc.......................  2,000   18,068
    Prima Meat Packers, Ltd........................... 14,000   45,932
#   Proto Corp........................................    700   10,951
    Raito Kogyo Co., Ltd..............................  5,300   39,599
*   Rasa Industries, Ltd.............................. 10,000   11,770
    Raysum Co., Ltd...................................  2,000   19,659
    Relo Holdings, Inc................................  1,200  128,869
    Renaissance, Inc..................................  1,100   12,882
#   Resorttrust, Inc..................................  7,200  177,927
    Ringer Hut Co., Ltd...............................  2,200   51,964
    Riso Kagaku Corp..................................  1,900   36,207
    Rohto Pharmaceutical Co., Ltd..................... 10,500  186,428
    Roland DG Corp....................................    900   22,056
    Round One Corp....................................  5,300   26,071
    Royal Holdings Co., Ltd...........................  3,500   61,116
#   S Foods, Inc......................................    700   14,165
    Sac's Bar Holdings, Inc...........................  1,800   33,574
    Saizeriya Co., Ltd................................  3,800   88,445
    Sakai Moving Service Co., Ltd.....................    400   18,803
    Sakata INX Corp...................................  2,100   16,589
    San-A Co., Ltd....................................  1,900   98,447
    Sanden Holdings Corp.............................. 12,000   51,178
    Sanken Electric Co., Ltd.......................... 12,000   66,714
#   Sankyu, Inc....................................... 29,000  164,587
    Sanwa Holdings Corp............................... 21,000  159,092
    Sanyo Denki Co., Ltd..............................  5,000   32,255
    Sapporo Holdings, Ltd............................. 34,000  129,348
    Sato Holdings Corp................................  2,400   56,924
    Sato Restaurant Systems Co., Ltd..................  1,500   11,445
    SCREEN Holdings Co., Ltd.......................... 16,000   84,077
    Seikitokyu Kogyo Co., Ltd.........................  6,400   28,489

                                     1824

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES VALUE++
                                                       ------ --------
JAPAN -- (Continued)
#   Seiko Holdings Corp............................... 14,000 $ 74,926
    Seiren Co., Ltd...................................  2,400   23,757
#   Senko Co., Ltd.................................... 11,000   72,707
    Septeni Holdings Co., Ltd.........................    900   11,646
    Seria Co., Ltd....................................  2,100   94,744
#   Shibuya Kogyo Co., Ltd............................  1,100   19,426
    Shindengen Electric Manufacturing Co., Ltd........ 10,000   46,401
    Shinmaywa Industries, Ltd......................... 10,000  101,217
    Shinoken Group Co., Ltd...........................  1,100   15,720
    Shinwa Co., Ltd...................................    400    6,518
    Ship Healthcare Holdings, Inc.....................  5,200  110,203
    Showa Sangyo Co., Ltd.............................  6,000   24,928
#   Siix Corp.........................................  1,300   31,606
#   Sinko Industries, Ltd.............................  1,400   14,376
    SMS Co., Ltd......................................  2,200   30,986
    Software Service, Inc.............................    300   13,188
    Sogo Medical Co., Ltd.............................  1,200   41,021
    Sparx Group Co., Ltd..............................  7,900   23,550
    St Marc Holdings Co., Ltd.........................  1,600   55,689
    Starts Corp., Inc.................................  2,700   46,341
    Studio Alice Co., Ltd.............................  1,300   23,197
#   Sumida Corp.......................................  1,500   11,252
    Sumitomo Densetsu Co., Ltd........................    800   10,761
    Sumitomo Mitsui Construction Co., Ltd............. 87,000  109,352
    Sumitomo Osaka Cement Co., Ltd.................... 42,000  157,468
    Sumitomo Real Estate Sales Co., Ltd...............  1,100   29,319
#   Sun Frontier Fudousan Co., Ltd....................  1,900   15,357
    Systena Corp......................................  1,300   12,275
    T-Gaia Corp.......................................  2,400   41,765
    Tabuchi Electric Co., Ltd.........................  3,800   36,691
    Tadano, Ltd....................................... 12,000  193,342
#   Taisei Lamick Co., Ltd............................    600   14,000
    Taiyo Holdings Co., Ltd...........................  1,800   72,802
    Taiyo Yuden Co., Ltd.............................. 13,600  170,369
    Takara Leben Co., Ltd............................. 12,100   64,107
    Takeei Corp.......................................  1,400   14,792
    Takeuchi Manufacturing Co., Ltd...................  1,600   98,305
    Takuma Co., Ltd...................................  8,000   52,106
    Tamron Co., Ltd...................................  1,900   39,675
#*  TASAKI & Co., Ltd.................................    600   10,204
    Tatsuta Electric Wire and Cable Co., Ltd..........  4,200   17,095
*   Tobishima Corp.................................... 17,400   28,322
    Tocalo Co., Ltd...................................    900   18,489
    Togami Electric Manufacturing Co., Ltd............  5,000   20,242
*   Toho Titanium Co., Ltd............................  1,300   16,769
    Tokai Corp........................................    700   25,790
    TOKAI Holdings Corp...............................  8,100   33,636
    Tokai Tokyo Financial Holdings, Inc............... 17,500  133,668
    Token Corp........................................    640   41,848
    Toko, Inc.........................................  4,000   10,631
    Tokyo Dome Corp................................... 19,000   79,938
#*  Tokyo Rope Manufacturing Co., Ltd................. 15,000   26,239
    Tokyo Seimitsu Co., Ltd...........................  3,700   73,412

                                     1825

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------ -----------
JAPAN -- (Continued)
    Tokyo Steel Manufacturing Co., Ltd................ 10,900 $    74,693
#   Tomy Co., Ltd..................................... 10,700      58,988
    Toridoll.corp.....................................  2,300      33,001
    Toshiba Plant Systems & Services Corp.............  3,500      41,210
#   Toshiba TEC Corp.................................. 12,000      62,926
    Tosho Co., Ltd....................................    800      19,335
    Totetsu Kogyo Co., Ltd............................  2,200      43,245
    Towa Pharmaceutical Co., Ltd......................  1,100      84,082
    Toyo Construction Co., Ltd........................  4,100      15,628
    Toyobo Co., Ltd................................... 91,000     135,711
    TPR Co., Ltd......................................  1,700      49,788
    Trancom Co., Ltd..................................  1,000      57,195
    Transcosmos, Inc..................................  2,400      63,470
    TS Tech Co., Ltd..................................  4,100     115,625
    Tsubakimoto Chain Co.............................. 15,000     127,914
    Tsugami Corp......................................  6,000      27,459
    Tsukada Global Holdings, Inc......................  3,000      18,935
    Tsukui Corp.......................................  3,200      24,770
#   Tsumura & Co......................................  7,000     146,760
    Ulvac, Inc........................................  4,300      62,102
    United Arrows, Ltd................................  2,100      83,726
*   United Super Markets Holdings, Inc................  4,400      41,214
    Unizo Holdings Co., Ltd...........................  1,300      58,593
*   Usen Corp......................................... 15,150      43,942
*   UT Group Co., Ltd.................................  2,900      15,628
    Valor Co., Ltd....................................  3,900      95,647
    VT Holdings Co., Ltd.............................. 10,500      65,126
#   Wacom Co., Ltd.................................... 15,100      55,949
    Wakachiku Construction Co., Ltd................... 24,000      32,685
    Warabeya Nichiyo Co., Ltd.........................    500      13,445
#*  WATAMI Co., Ltd...................................  1,500      12,322
    Weathernews, Inc..................................    600      20,532
    Welcia Holdings Co., Ltd..........................  1,569      80,214
#   West Holdings Corp................................  1,300       9,657
    Wowow, Inc........................................    800      23,481
    Yahagi Construction Co., Ltd......................  2,700      18,212
    YAMABIKO Corp.....................................    900      36,246
    Yamaichi Electronics Co., Ltd.....................  1,200      11,234
    Yamazen Corp......................................  3,800      31,964
    Yaoko Co., Ltd....................................  1,800      88,946
    Yomiuri Land Co., Ltd.............................  3,000      10,423
    Yuasa Trading Co., Ltd............................  1,499      35,323
    Yumeshin Holdings Co., Ltd........................  4,900      32,003
    Zenrin Co., Ltd...................................  1,700      22,825
#*  Zensho Holdings Co., Ltd.......................... 11,900     115,235
                                                              -----------
TOTAL JAPAN...........................................         21,299,285
                                                              -----------
NETHERLANDS -- (1.5%)
    Aalberts Industries NV............................ 11,760     368,874
    Accell Group......................................    679      14,890
*   AMG Advanced Metallurgical Group NV...............  1,976      16,626
    Amsterdam Commodities NV..........................  2,241      57,816
    Arcadis NV........................................  6,727     176,396

                                     1826

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
NETHERLANDS -- (Continued)
    BE Semiconductor Industries NV....................  3,788 $   90,083
    Beter Bed Holding NV..............................  1,428     34,982
    Brunel International NV...........................  2,302     45,064
*   Grontmij NV.......................................  2,925     14,383
    Kendrion NV.......................................  1,589     47,411
    Mota-Engil Africa NV..............................    386      2,958
    Nederland Apparatenfabriek........................    477     17,774
    Sligro Food Group NV..............................  3,130    120,351
    TKH Group NV......................................  4,208    180,565
*   TomTom NV.........................................  9,448    102,162
    USG People NV.....................................  7,537    115,063
    Wessanen..........................................  4,965     53,214
                                                              ----------
TOTAL NETHERLANDS.....................................         1,458,612
                                                              ----------
NEW ZEALAND -- (1.0%)
#*  a2 Milk Co., Ltd.................................. 86,157     46,675
*   Diligent Corp.....................................  5,884     22,276
    Fisher & Paykel Healthcare Corp., Ltd............. 86,830    429,592
    Freightways, Ltd.................................. 21,627     82,477
#   Mainfreight, Ltd.................................. 10,881    109,542
    NZX, Ltd.......................................... 30,863     21,589
    Port of Tauranga, Ltd.............................  3,931     45,738
    Restaurant Brands New Zealand, Ltd................  9,690     26,801
    SKYCITY Entertainment Group, Ltd.................. 77,860    227,057
    Warehouse Group, Ltd. (The).......................  3,001      5,091
                                                              ----------
TOTAL NEW ZEALAND.....................................         1,016,838
                                                              ----------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA.................... 28,711     26,333
    Atea ASA..........................................  8,444     72,917
    Bakkafrost P/F....................................  4,006    121,610
    Ekornes ASA.......................................  1,958     24,097
    Grieg Seafood ASA.................................  2,031      6,489
#   Hexagon Composites ASA............................ 10,728     31,803
    Hoegh LNG Holdings, Ltd...........................  1,513     24,232
*   Kongsberg Automotive ASA.......................... 26,375     16,480
#*  Nordic Semiconductor ASA.......................... 11,766     75,169
*   Norwegian Air Shuttle ASA.........................  2,683    115,771
#   Opera Software ASA................................ 10,108     80,711
    Prosafe SE........................................ 23,384     68,243
    Salmar ASA........................................  2,503     39,580
    Tomra Systems ASA................................. 14,249    126,182
    Veidekke ASA......................................  8,895     98,971
                                                              ----------
TOTAL NORWAY..........................................           928,588
                                                              ----------
PORTUGAL -- (0.5%)
    Altri SGPS SA..................................... 14,257     60,576
    CTT-Correios de Portugal SA.......................  7,330     75,571
    NOS SGPS SA....................................... 23,690    200,466

                                     1827

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
PORTUGAL -- (Continued)
    Portucel SA.......................................  50,630 $  192,730
                                                               ----------
TOTAL PORTUGAL........................................            529,343
                                                               ----------
SINGAPORE -- (1.1%)
*   Boustead Projects, Ltd............................   9,510      5,989
    Boustead Singapore, Ltd...........................  31,700     27,751
    Breadtalk Group, Ltd..............................  10,600     10,514
    CSE Global, Ltd...................................  16,000      6,238
    CWT, Ltd..........................................  26,000     42,471
*   Del Monte Pacific, Ltd............................  61,800     17,117
#   Dyna-Mac Holdings, Ltd............................  47,900      7,842
#   Ezion Holdings, Ltd............................... 133,780     84,113
    First Resources, Ltd..............................  52,500     72,633
    Fragrance Group, Ltd..............................  47,000      7,014
    Hyflux, Ltd.......................................  15,800      9,657
    Innovalues, Ltd...................................  10,500      6,626
    Lian Beng Group, Ltd..............................  23,000      9,303
    M1, Ltd...........................................  35,500     80,923
#   Nam Cheong, Ltd...................................  80,000     13,386
#   OSIM International, Ltd...........................  24,000     27,901
    Oxley Holdings, Ltd...............................  21,900      7,018
    Petra Foods, Ltd..................................  28,300     59,158
    QAF, Ltd..........................................   9,300      7,579
    Raffles Medical Group, Ltd........................  19,901     69,525
    SATS, Ltd.........................................  57,300    157,257
    Sheng Siong Group, Ltd............................  45,000     29,324
    Singapore Post, Ltd............................... 144,400    205,624
    Super Group, Ltd..................................  43,400     31,773
    Swissco Holdings, Ltd.............................  37,000      9,433
*   Vard Holdings, Ltd................................   8,700      2,880
    Venture Corp., Ltd................................  11,600     66,375
                                                               ----------
TOTAL SINGAPORE.......................................          1,075,424
                                                               ----------
SPAIN -- (1.9%)
    Atresmedia Corp de Medios de Comunicacion SA......   5,562     83,753
    Bolsas y Mercados Espanoles SHMSF SA..............   9,626    397,526
    Cie Automotive SA.................................   6,425    101,592
    Distribuidora Internacional de Alimentacion SA....  54,626    341,881
    Elecnor SA........................................      71        706
*   Fomento de Construcciones y Contratas SA..........  10,995    113,447
    Prosegur Cia de Seguridad SA......................  31,368    166,122
    Tecnicas Reunidas SA..............................   3,557    181,119
    Vidrala SA........................................      96      4,687
    Viscofan SA.......................................   5,262    314,467
    Zardoya Otis SA...................................  16,467    180,777
*   Zeltia SA.........................................   6,036     26,598
                                                               ----------
TOTAL SPAIN...........................................          1,912,675
                                                               ----------
SWEDEN -- (2.3%)
    AddTech AB Class B................................   7,817    115,944
    Avanza Bank Holding AB............................   1,639     68,160
    Axfood AB.........................................   7,944    135,463

                                     1828

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------ ----------
SWEDEN -- (Continued)
    Bilia AB..........................................  2,230 $   44,824
    BioGaia AB Class B................................  1,635     53,052
    Byggmax Group AB..................................  2,614     23,777
    Clas Ohlson AB Class B............................  4,060     75,142
    Concentric AB.....................................  4,270     49,129
    Haldex AB.........................................  4,589     56,248
    Industrial & Financial Systems Class B............  1,554     52,121
#   Indutrade AB......................................  3,316    161,974
    Intrum Justitia AB................................  9,133    310,588
    JM AB.............................................  8,640    228,753
    Lagercrantz AB Class B............................      8        184
    Loomis AB Class B.................................  5,560    155,785
    NetEnt AB.........................................  2,904    135,150
#   Nobia AB.......................................... 13,178    154,574
#*  Oriflame Holding AG...............................  5,265     77,937
    Proact IT Group AB................................  1,363     18,404
*   RaySearch Laboratories AB.........................    626      8,925
    Sectra AB Class B.................................    615      8,476
    Securitas AB Class B..............................  2,088     29,973
#   Sweco AB Class B..................................  6,537     89,783
    Unibet Group P.L.C................................  3,314    212,834
                                                              ----------
TOTAL SWEDEN..........................................         2,267,200
                                                              ----------
SWITZERLAND -- (4.5%)
    ams AG............................................  8,538    370,236
    APG SGA SA........................................    186     75,753
    Ascom Holding AG..................................  4,262     77,265
    Autoneum Holding AG...............................    303     62,512
    Belimo Holding AG.................................     48    109,463
    Bossard Holding AG Class A........................    829     92,536
#   Bucher Industries AG..............................    708    172,602
    Burckhardt Compression Holding AG.................    294    111,049
    Burkhalter Holding AG.............................    471     51,341
    Calida Holding AG.................................    540     21,360
    Coltene Holding AG................................    294     21,109
    Daetwyler Holding AG..............................    595     73,629
    DKSH Holding AG...................................    403     30,234
    Feintool International Holding AG.................    214     21,245
    Flughafen Zuerich AG..............................    447    366,911
    Forbo Holding AG..................................    175    213,129
    Galenica AG.......................................     99    112,698
    Gategroup Holding AG..............................  3,103    114,651
    Georg Fischer AG..................................    538    358,765
    Implenia AG.......................................    793     47,572
    Inficon Holding AG................................    196     58,201
*   Interroll Holding AG..............................     79     50,695
    Kaba Holding AG Class B...........................    355    227,128
    Kardex AG.........................................    822     48,159
    Kuoni Reisen Holding AG...........................     80     22,234
    LEM Holding SA....................................     97     73,321
    Logitech International SA......................... 15,386    221,349
    Mobilezone Holding AG.............................  1,731     29,941
    OC Oerlikon Corp. AG.............................. 14,487    177,668

                                     1829

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES   VALUE++
                                                       ------- ----------
SWITZERLAND -- (Continued)
#   Panalpina Welttransport Holding AG................   1,485 $  184,860
    Rieter Holding AG.................................     397     59,825
    Schaffner Holding AG..............................      87     20,941
    Straumann Holding AG..............................   1,298    384,032
    Temenos Group AG..................................   7,137    261,610
    U-Blox AG.........................................     628    132,190
    VZ Holding AG.....................................      27      6,946
                                                               ----------
TOTAL SWITZERLAND.....................................          4,463,160
                                                               ----------
UNITED KINGDOM -- (19.3%)
    4imprint Group P.L.C..............................   1,211     23,135
    888 Holdings P.L.C................................   6,869     18,207
    A.G.BARR P.L.C....................................   1,728     15,239
    Alent P.L.C.......................................  20,011    148,057
    Amec Foster Wheeler P.L.C.........................   8,285    105,802
    Ashmore Group P.L.C...............................  21,430     88,819
    Ashtead Group P.L.C...............................  16,998    260,657
    Aveva Group P.L.C.................................   6,190    212,891
    Avon Rubber P.L.C.................................   1,825     22,945
    Berendsen P.L.C...................................  19,793    316,148
    Betfair Group P.L.C...............................   8,515    369,996
    Brewin Dolphin Holdings P.L.C.....................  27,026    132,680
    British Polythene Industries P.L.C................   2,094     23,230
    Britvic P.L.C.....................................  29,959    320,584
    Cable & Wireless Communications P.L.C............. 314,714    314,452
    Charles Taylor P.L.C..............................   1,167      4,411
    Connect Group PLC.................................   8,534     19,741
    Croda International P.L.C.........................  11,494    545,034
    Daily Mail & General Trust P.L.C..................  33,822    423,543
    Dechra Pharmaceuticals P.L.C......................   7,338    112,703
    Devro P.L.C.......................................  22,524    106,533
    Dignity P.L.C.....................................   6,156    234,785
    Diploma P.L.C.....................................  14,294    165,618
    Domino's Pizza Group P.L.C........................  21,204    297,132
    DS Smith P.L.C....................................  57,324    358,062
    Dunelm Group P.L.C................................  10,593    148,162
    Electrocomponents P.L.C...........................  46,194    143,567
    Essentra P.L.C....................................  11,747    167,228
    esure Group P.L.C.................................  13,805     58,184
    Euromoney Institutional Investor P.L.C............   4,727     76,753
    Fidessa Group P.L.C...............................   4,830    180,898
    Foxtons Group P.L.C...............................   5,468     20,793
    Go-Ahead Group P.L.C..............................   5,772    229,554
    Greencore Group P.L.C.............................  50,322    248,224
    Greggs P.L.C......................................  12,442    263,268
    Halma P.L.C.......................................  46,577    549,991
    Hays P.L.C........................................ 174,680    454,117
    Hikma Pharmaceuticals P.L.C.......................  12,543    468,566
    Hilton Food Group P.L.C...........................   1,961     13,481
    HomeServe P.L.C...................................  26,340    179,265
    Howden Joinery Group P.L.C........................  81,812    632,209
    ICAP P.L.C........................................  25,660    206,416
    IG Group Holdings P.L.C...........................  43,304    505,306

                                     1830

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                       SHARES  VALUE++
                                                       ------- --------
UNITED KINGDOM -- (Continued)
    IMI P.L.C.........................................  26,588 $439,892
    Inmarsat P.L.C....................................  33,890  469,303
    ITE Group P.L.C...................................  22,499   64,859
    James Fisher & Sons P.L.C.........................   3,628   63,010
    Jardine Lloyd Thompson Group P.L.C................  15,196  246,437
    JD Sports Fashion P.L.C...........................   5,244   65,871
    JD Wetherspoon P.L.C..............................  10,600  118,357
    John Menzies P.L.C................................   3,685   29,679
    Jupiter Fund Management P.L.C.....................  16,933  124,009
    Kcom Group P.L.C..................................  60,026   88,556
    Kier Group P.L.C..................................   8,568  192,792
    Ladbrokes P.L.C...................................  92,986  165,205
    LSL Property Services P.L.C.......................   5,277   30,912
    Michael Page International P.L.C..................  35,512  303,575
    Micro Focus International P.L.C...................   2,671   58,250
    Mitie Group P.L.C.................................   8,306   41,727
    Moneysupermarket.com Group P.L.C..................  52,652  240,773
    Morgan Advanced Materials P.L.C...................  41,824  231,490
*   Mothercare P.L.C..................................  16,671   70,520
    NCC Group P.L.C...................................   9,035   33,171
    Oxford Instruments P.L.C..........................   1,944   27,735
    Pace P.L.C........................................  35,443  200,851
    PayPoint P.L.C....................................   6,805  106,279
    Photo-Me International P.L.C......................  11,100   26,370
    Playtech P.L.C....................................   6,633   93,775
    Premier Farnell P.L.C.............................  48,145  101,969
    PZ Cussons P.L.C..................................   8,862   47,918
    QinetiQ Group P.L.C...............................  42,044  155,486
    Rank Group P.L.C..................................     186      710
    Regus P.L.C.......................................  77,100  338,161
    Renishaw P.L.C....................................   2,750   89,667
    Restaurant Group P.L.C. (The).....................  22,939  241,410
    Ricardo P.L.C.....................................   6,234   87,587
    Rightmove P.L.C...................................  11,287  641,329
    Rotork P.L.C...................................... 105,280  351,459
    RPC Group P.L.C...................................  12,358  131,200
    Savills P.L.C.....................................   7,629  116,571
    Senior P.L.C......................................  28,247  128,135
*   Skyepharma P.L.C..................................   7,750   33,864
    Spirax-Sarco Engineering P.L.C....................   8,946  463,095
    Stagecoach Group P.L.C............................  51,434  313,704
    Sthree P.L.C......................................   7,824   47,557
*   SuperGroup P.L.C..................................   3,076   69,514
    Synthomer P.L.C...................................  33,453  167,726
#   TalkTalk Telecom Group P.L.C......................  62,051  291,706
    Ted Baker P.L.C...................................   3,621  182,147
    Telecity Group P.L.C..............................  24,708  421,654
*   Thomas Cook Group P.L.C........................... 175,693  328,398
    Topps Tiles P.L.C.................................  17,582   42,301
    UBM P.L.C.........................................  17,508  145,133
    Ultra Electronics Holdings P.L.C..................   8,746  238,008
    Victrex P.L.C.....................................   8,808  265,975
    WH Smith P.L.C....................................  13,431  331,199

                                     1831

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
UNITED KINGDOM -- (Continued)
      William Hill P.L.C................................  46,375 $   292,999
      WS Atkins P.L.C...................................  12,245     300,162
      Xaar P.L.C........................................   2,120      17,167
      XP Power, Ltd.....................................     418      10,713
                                                                 -----------
TOTAL UNITED KINGDOM....................................          19,114,408
                                                                 -----------
TOTAL COMMON STOCKS.....................................          90,046,870
                                                                 -----------
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
      Fuchs Petrolub SE.................................   8,383     364,312
      Sartorius AG......................................     781     168,144
      Sixt SE...........................................     604      21,766
      Villeroy & Boch AG................................   1,484      23,185
                                                                 -----------
TOTAL GERMANY...........................................             577,407
                                                                 -----------
TOTAL PREFERRED STOCKS..................................             577,407
                                                                 -----------
RIGHTS/WARRANTS -- (0.0%)

CANADA -- (0.0%)
*     Imperial Metals Corp. Rights 08/20/15.............   2,738          42
                                                                 -----------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund.................... 734,084   8,493,354
                                                                 -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $91,170,788)^^......         $99,117,673
                                                                 ===========


                                     1832

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ---------- ----------- ------- -----------
Common Stocks
   Australia......................         -- $ 5,150,533   --    $ 5,150,533
   Austria........................         --     822,685   --        822,685
   Belgium........................         --   1,474,895   --      1,474,895
   Canada......................... $6,881,276          --   --      6,881,276
   China..........................         --     109,397   --        109,397
   Denmark........................         --   1,564,964   --      1,564,964
   Finland........................         --   2,162,865   --      2,162,865
   France.........................     14,738   4,480,737   --      4,495,475
   Germany........................         --   5,248,599   --      5,248,599
   Hong Kong......................     11,029   3,184,940   --      3,195,969
   Ireland........................         --     607,832   --        607,832
   Israel.........................         --     778,313   --        778,313
   Italy..........................         --   3,488,534   --      3,488,534
   Japan..........................         --  21,299,285   --     21,299,285
   Netherlands....................         --   1,458,612   --      1,458,612
   New Zealand....................         --   1,016,838   --      1,016,838
   Norway.........................         --     928,588   --        928,588
   Portugal.......................         --     529,343   --        529,343
   Singapore......................         --   1,075,424   --      1,075,424
   Spain..........................         --   1,912,675   --      1,912,675
   Sweden.........................     77,937   2,189,263   --      2,267,200
   Switzerland....................         --   4,463,160   --      4,463,160
   United Kingdom.................         --  19,114,408   --     19,114,408
Preferred Stocks
   Germany........................         --     577,407   --        577,407
Rights/Warrants
   Canada.........................         --          42   --             42
Securities Lending Collateral.....         --   8,493,354   --      8,493,354
                                   ---------- -----------   --    -----------
TOTAL............................. $6,984,980 $92,132,693   --    $99,117,673
                                   ========== ===========   ==    ===========

                                     1833

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At
July 31, 2015, the Fund consists of eighty-one operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Fund of Funds (International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, Selectively Hedged Global Equity, DFA Investment Grade Portfolio, World Core Equity Portfolio, and DFA VA Global Moderate Allocation Portfolio) invest in the funds indicated on the Schedule of Investments. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding Master Fund. Master Funds' shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except The DFA International Value Series and Dimensional Emerging Markets Value Fund ("DEM")), World ex U.S. Targeted Value Portfolio (except The Emerging Markets Small Cap Series and DEM)), Selectively Hedged Global Equity Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio (except The Emerging Markets Series), and DFA VA Global Moderate Allocation Portfolio are valued at their respective daily net asset value as reported by their administrator. The Feeder Funds' (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) and the following Fund of Funds' (International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World Core Equity Portfolio), investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, International Social Core Equity Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio), including over-the-counter securities, are valued at the

                                     1834
last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio and DFA LTIP Portfolio (the "Fixed Income Portfolios") and DFA Commodity Strategy Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

                                     1835

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio and DFA Short-Duration Real Return Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. FORWARD CURRENCY CONTRACTS: Certain Portfolios may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

                                     1836

At July 31, 2015, the following Portfolios had outstanding forward currency contracts (amounts in thousands):

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT         CURRENCY                 CONTRACT    VALUE AT     EXCHANGE
DATE               AMOUNT**     CURRENCY     AMOUNT   JULY 31, 2015 GAIN (LOSS)
----------        ----------  ------------- --------  ------------- -----------
08/27/15              (8,291) Denmark Krone $ (1,224)   $ (1,221)      $  3
09/01/15             (17,867) Euro           (19,559)    (19,629)       (70)
09/01/15          (2,024,438) Japanese Yen   (16,338)    (16,339)        (1)
08/17/15             (17,141) Swedish Krona   (2,040)     (1,987)        53
09/02/15              (4,936) Swiss Franc     (5,159)     (5,113)        46
                                            --------    --------       ----
                                            $(44,320)   $(44,289)      $ 31
                                            ========    ========       ====

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                      UNREALIZED
                                                                        FOREIGN
SETTLEMENT        CURRENCY                    CONTRACT    VALUE AT     EXCHANGE
DATE              AMOUNT**     CURRENCY        AMOUNT   JULY 31, 2015 GAIN (LOSS)
----------        -------- ----------------- ---------  ------------- -----------
08/26/15          (20,758) Canadian Dollar   $ (15,952)   $ (15,870)     $  82
09/04/15          (33,221) Canadian Dollar     (25,637)     (25,396)       241
08/05/15            7,574  UK Pound Sterling    11,727       11,829        102
08/05/15          (19,752) UK Pound Sterling   (31,065)     (30,845)       220
08/07/15          (35,987) UK Pound Sterling   (56,642)     (56,198)       444
08/12/15          (32,065) UK Pound Sterling   (49,467)     (50,072)      (605)
                                             ---------    ---------      -----
                                             $(167,036)   $(166,552)     $ 484
                                             =========    =========      =====

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO*

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT        CURRENCY                    CONTRACT   VALUE AT     EXCHANGE
DATE              AMOUNT**      CURRENCY       AMOUNT  JULY 31, 2015 GAIN (LOSS)
----------        -------- ------------------ -------- ------------- -----------
08/18/15          140,123  Australian Dollar  $103,577   $102,351      $(1,226)
08/18/15           80,832  New Zealand Dollar   54,018     53,295         (723)
08/20/15           75,121  New Zealand Dollar   50,440     49,521         (919)
08/06/15            1,061  Norwegian Krone         136        130           (6)
08/21/15          428,409  Norwegian Krone      56,387     52,427       (3,960)
09/03/15          415,151  Norwegian Krone      50,711     50,790           79
08/11/15           24,852  Singapore Dollar     18,373     18,111         (262)
08/12/15            6,500  Singapore Dollar      4,806      4,737          (69)
08/12/15            6,500  Singapore Dollar      4,805      4,737          (68)
08/13/15            6,500  Singapore Dollar      4,805      4,737          (68)
08/14/15           20,560  Singapore Dollar     15,187     14,982         (205)

                                     1837

08/17/15          17,574 Singapore Dollar   13,006   12,805    (201)
08/18/15          20,800 Singapore Dollar   15,318   15,155    (163)
08/26/15          19,546 Singapore Dollar   14,304   14,238     (66)
09/01/15          18,964 Singapore Dollar   13,773   13,811      38
                                          -------- -------- -------
                                          $419,646 $411,827 $(7,819)
                                          ======== ======== =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                      UNREALIZED
                                                                        FOREIGN
SETTLEMENT        CURRENCY                    CONTRACT    VALUE AT     EXCHANGE
DATE              AMOUNT**     CURRENCY        AMOUNT   JULY 31, 2015 GAIN (LOSS)
----------        -------- ----------------- ---------  ------------- -----------
08/06/15           13,019  Singapore Dollar  $   9,696    $   9,490     $ (206)
08/06/15          (19,114) Singapore Dollar    (14,350)     (13,932)       418
08/11/15           15,213  Singapore Dollar     11,240       11,086       (154)
08/11/15          (23,313) Singapore Dollar    (17,433)     (16,990)       443
08/12/15          (20,607) Singapore Dollar    (15,297)     (15,017)       280
08/14/15           16,194  Singapore Dollar     11,830       11,799        (31)
08/14/15          (24,709) Singapore Dollar    (18,356)     (18,005)       351
09/08/15          (21,959) Singapore Dollar    (16,251)     (15,989)       262
09/10/15          (23,410) Singapore Dollar    (17,308)     (17,045)       263
10/15/15          (11,160) Singapore Dollar     (8,167)      (8,118)        49
08/05/15          (32,680) UK Pound Sterling   (50,915)     (51,034)      (119)
08/05/15          (52,660) UK Pound Sterling   (82,835)     (82,236)       599
                                             ---------    ---------     ------
                                             $(208,146)   $(205,991)    $2,155
                                             =========    =========     ======

                                     1838

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO*

                                                                         UNREALIZED
                                                                           FOREIGN
SETTLEMENT         CURRENCY                      CONTRACT    VALUE AT     EXCHANGE
DATE               AMOUNT**       CURRENCY        AMOUNT   JULY 31, 2015 GAIN (LOSS)
----------        ----------  ----------------- ---------  ------------- -----------
09/10/15                  24  Australian Dollar $      18    $      18     $   --
09/10/15                 (29) Australian Dollar       (21)         (21)        --
09/10/15                 (31) Australian Dollar       (23)         (23)        --
09/10/15              (2,219) Australian Dollar    (1,659)      (1,619)        40
09/08/15                 615  Canadian Dollar         475          470         (5)
09/08/15                (659) Canadian Dollar        (534)        (504)        30
09/08/15                (733) Canadian Dollar        (561)        (560)         1
09/08/15                (738) Canadian Dollar        (580)        (564)        16
09/08/15              (1,037) Canadian Dollar        (826)        (793)        33
09/08/15              (1,412) Canadian Dollar      (1,145)      (1,080)        65
09/08/15              (3,854) Canadian Dollar      (2,978)      (2,946)        32
09/08/15             (58,015) Canadian Dollar     (46,596)     (44,349)     2,247
10/13/15              (1,612) Denmark Krone          (236)        (238)        (2)
10/13/15            (127,736) Denmark Krone       (18,957)     (18,829)       128
09/02/15                (666) Euro                   (750)        (732)        18
09/02/15              (2,504) Euro                 (2,829)      (2,751)        78
09/02/15              (2,974) Euro                 (3,229)      (3,268)       (39)
09/02/15              (4,899) Euro                 (5,390)      (5,383)         7
09/02/15             (92,999) Euro               (102,705)    (102,172)       533
09/03/15               2,469  Euro                  2,781        2,712        (69)
09/03/15               2,406  Euro                  2,679        2,642        (37)
09/03/15                (257) Euro                   (289)        (282)         7
09/03/15                (346) Euro                   (386)        (380)         6
09/03/15                (395) Euro                   (445)        (434)        11
09/03/15              (1,061) Euro                 (1,197)      (1,165)        32
09/03/15              (2,539) Euro                 (2,799)      (2,789)        10
09/03/15              (2,601) Euro                 (2,819)      (2,858)       (39)
09/03/15              (2,818) Euro                 (3,160)      (3,096)        64
09/03/15             (98,199) Euro               (109,340)    (107,887)     1,453
10/15/15            (162,912) Japanese Yen         (1,316)      (1,316)        --
10/15/15          (4,963,866) Japanese Yen        (40,040)     (40,093)       (53)
08/06/15              (1,844) Norwegian Krone        (227)        (226)         1
08/06/15             (10,449) Norwegian Krone      (1,316)      (1,279)        37
08/06/15             (11,227) Norwegian Krone      (1,484)      (1,374)       110
08/06/15             (17,925) Norwegian Krone      (2,302)      (2,194)       108
08/06/15             (77,944) Norwegian Krone     (10,402)      (9,542)       860
08/28/15                 434  Singapore Dollar        320          316         (4)
08/28/15              (1,117) Singapore Dollar       (828)        (813)        15
08/28/15              (1,562) Singapore Dollar     (1,144)      (1,138)         6
08/28/15             (25,170) Singapore Dollar    (18,590)     (18,334)       256
10/09/15            (155,913) Swedish Krona       (18,427)     (18,096)       331

                                     1839

08/05/15              747  UK Pound Sterling     1,167      1,166      (1)
08/05/15             (518) UK Pound Sterling      (808)      (809)     (1)
08/05/15             (713) UK Pound Sterling    (1,105)    (1,113)     (8)
08/05/15             (961) UK Pound Sterling    (1,499)    (1,501)     (2)
08/05/15           (1,390) UK Pound Sterling    (2,162)    (2,171)     (9)
08/05/15          (62,326) UK Pound Sterling   (96,878)   (97,330)   (452)
                                             ---------  ---------  ------
                                             $(500,542) $(494,728) $5,814
                                             =========  =========  ======

VA GLOBAL BOND PORTFOLIO*

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT        CURRENCY                   CONTRACT   VALUE AT     EXCHANGE
DATE              AMOUNT**     CURRENCY       AMOUNT  JULY 31, 2015 GAIN (LOSS)
----------        -------- ----------------- -------- ------------- -----------
08/04/15            1,739  Singapore Dollar  $ 1,264     $ 1,267       $  3
08/04/15            1,594  Singapore Dollar    1,185       1,162        (23)
08/04/15            1,043  Singapore Dollar      780         760        (20)
08/04/15            1,050  Singapore Dollar      776         765        (11)
08/04/15              (23) Singapore Dollar      (17)        (17)        --
08/04/15           (5,403) Singapore Dollar   (4,049)     (3,938)       111
10/02/15           (1,731) Singapore Dollar   (1,256)     (1,259)        (3)
08/12/15             (986) UK Pound Sterling  (1,522)     (1,540)       (18)
                                             -------     -------       ----
                                             $(2,839)    $(2,800)      $ 39
                                             =======     =======       ====

** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Certain Portfolios may enter into futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Additionally, the Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                                     1840

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio's investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

5. Options on Futures Contracts: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio's investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change would be reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

                                     1841

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

At July 31, 2015, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                       APPROXIMATE
                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                            DESCRIPTION        DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio...... S&P 500 Index(R)   09/17/15     389     $204,069   $1,027        $--
                                                                  --------   ------        ---
                                                                  $204,069   $1,027        $--
                                                                  ========   ======        ===

                                                                                             APPROXIMATE
                                                  EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- ---------- -------- ----------- -----------
U.S. Large Cap Equity
  Portfolio.............. S&P 500 Index(R) Emini   09/18/15    1,190    $124,855    $(136)       $--
                                                                        --------    -----        ---
                                                                        $124,855    $(136)       $--
                                                                        ========    =====        ===

                                                                                             APPROXIMATE
                                                  EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- ---------- -------- ----------- -----------
Selectively Hedged
  Global Equity
   Portfolio............. S&P 500 Index(R) Emini   09/18/15      88      $9,233     $(27)       $405
                                                                         ------     ----        ----
                                                                         $9,233     $(27)       $405
                                                                         ======     ====        ====

At July 31, 2015, the Subsidiary of the DFA Commodity Strategy Portfolio had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                         EXPIRATION NUMBER OF  CONTRACT UNREALIZED
DESCRIPTION                                 DATE    CONTRACTS*  AMOUNT  GAIN (LOSS)
-----------                              ---------- ---------- -------- -----------
Brent Crude Oil Futures.................  10/15/15     151      $8,086    $(1,270)
Coffee 'C' Futures......................  09/18/15      37       1,738        (33)
Copper Futures..........................  09/28/15     120       7,091       (787)
Corn Futures............................  09/14/15     403       7,476        (98)

                                     1842

Cotton No.2 Futures..................... 12/08/15  55    1,766     (28)
Gasoline RBOB Futures................... 08/31/15  70    5,210    (474)
Gold 100 oz Futures..................... 12/29/15 108   11,826    (634)
KCB Wheat Futures....................... 09/14/15  42    1,034     (56)
LME Nickel Futures...................... 09/14/15  25    1,653    (169)
LME Prime Aluminum Futures.............. 09/14/15 114    4,573    (308)
LME Zinc Futures........................ 09/14/15  50    2,388    (248)
Lean Hogs Futures....................... 10/14/15  67    1,708     (30)
Live Cattle Futures..................... 10/30/15  55    3,210     (94)
NY Harbor ULSD Futures.................. 08/31/15  59    3,937    (669)
Natural Gas Futures..................... 08/27/15 336    9,126     (94)
Silver Futures.......................... 09/28/15  57    4,202    (355)
Soybean Futures......................... 11/13/15 119    5,594      (4)
Soybean Meal Futures.................... 12/14/15  85    2,753     100
Soybean Oil Futures..................... 12/14/15 156    2,845    (232)
Sugar #11 Futures....................... 09/30/15 266    3,319    (273)
WTI Crude Futures....................... 08/20/15 176    8,293  (1,685)
Wheat Futures........................... 09/14/15 127    3,170     (31)
                                                      -------- -------
                                                      $100,998 $(7,472)
                                                      -------- -------

Securities have been segregated as collateral for open futures contracts.

6. Commodity-Linked Derivatives: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2015, the DFA Commodity Strategy Portfolio held $273,300,346 in the Subsidiary, representing 26.04% of DFA Commodity Strategy Portfolio's total assets.

At July 31, 2015, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                                       UNREALIZED
                          COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY              EXPOSURE     DATE    CURRENCY   AMOUNT*    (DEPRECIATION)
------------              --------- ---------- -------- -----------  --------------
Citibank, N.A............   Index**  09/30/15    USD       (192,560)    $ (2,237)
Credit Suisse............   Index**  08/31/15    USD       (231,067)      (2,753)
Deutsche Bank AG, London
  Branch.................   Index**  08/31/15    USD       (268,043)      (4,010)
Morgan Stanley...........   Index**  09/30/15    USD       (196,107)      (2,642)
UBS AG...................   Index**  10/30/15    USD       (211,670)      (3,166)
                                                        -----------     --------
                                                        $(1,099,447)    $(14,808)
                                                        ===========     ========

** Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

7. Swap Agreements: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded OTC between the two parties (uncleared swaps), while other swaps are transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk,

                                     1843
counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds.

Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio's investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                                     1844

At July 31, 2015, DFA Short-Duration Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                                     UNREALIZED
                                    PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY                          MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------                        -------- -------- ---------- -------- -------- --------------
Bank of America Corp...............  2.224%    CPI    08/26/2019   USD    $ 26,000    $ (1,329)
Bank of America Corp...............  1.985%    CPI    09/19/2018   USD      27,000      (1,014)
Bank of America Corp...............  1.755%    CPI    10/20/2018   USD      32,000        (830)
Bank of America Corp...............  1.733%    CPI    11/07/2017   USD      40,000        (958)
Citibank, N.A......................  2.215%    CPI    07/25/2018   USD      28,000      (1,315)
Citibank, N.A......................  1.985%    CPI    03/14/2017   USD      19,000        (576)
Citibank, N.A......................  1.975%    CPI    02/13/2017   USD      27,000        (779)
Citibank, N.A......................  1.881%    CPI    12/18/2016   USD       7,300        (198)
Citibank, N.A......................  1.870%    CPI    12/24/2016   USD       9,500        (251)
Citibank, N.A......................  1.864%    CPI    11/13/2016   USD      26,000        (726)
Citibank, N.A......................  1.800%    CPI    06/02/2020   USD      42,000        (291)
Citibank, N.A......................  1.790%    CPI    11/19/2018   USD      31,000        (801)
Citibank, N.A......................  1.669%    CPI    10/30/2017   USD      28,000        (624)
Citibank, N.A......................  1.320%    CPI    01/20/2019   USD      30,000         (51)
Credit Suisse......................  1.968%    CPI    02/24/2017   USD      19,000        (555)
Credit Suisse......................  1.837%    CPI    04/28/2019   USD      42,000        (376)
Credit Suisse......................  1.735%    CPI    03/05/2019   USD      33,000        (366)
Credit Suisse......................  0.025%    CPI    05/08/2018   USD      21,000        (784)
Deutsche Bank AG, London Branch....  2.242%    CPI    06/12/2019   USD      26,000      (1,322)
Deutsche Bank AG, London Branch....  2.178%    CPI    06/20/2017   USD      26,000      (1,026)
Deutsche Bank AG, London Branch....  1.945%    CPI    01/08/2017   USD      23,000        (641)
Deutsche Bank AG, London Branch....  1.930%    CPI    02/05/2017   USD      18,000        (488)
Deutsche Bank AG, London Branch....  1.925%    CPI    01/28/2017   USD      11,000        (296)
Deutsche Bank AG, London Branch....  1.905%    CPI    01/02/2017   USD      20,300        (544)
Deutsche Bank AG, London Branch....  1.870%    CPI    04/07/2017   USD      21,000        (572)
Deutsche Bank AG, London Branch....  1.868%    CPI    03/31/2017   USD      21,000        (568)
Deutsche Bank AG, London Branch....  1.845%    CPI    12/10/2016   USD      12,000        (320)
Deutsche Bank AG, London Branch....  1.815%    CPI    12/04/2016   USD      10,500        (275)
Deutsche Bank AG, London Branch....  1.765%    CPI    03/03/2019   USD      40,000        (511)
Deutsche Bank AG, London Branch....  1.753%    CPI    06/29/2018   USD      43,000        (299)
                                                                          --------    --------
                                                                          $759,600    $(18,686)
                                                                          --------    --------

                                     1845

At July 31, 2015, DFA Municipal Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                        UNREALIZED
                       PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY             MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------           -------- -------- ---------- -------- -------- --------------
Bank of America Corp..  1.958%    CPI    11/10/2019   USD    $  7,000    $  (231)
Bank of America Corp..  1.885%    CPI    06/25/2020   USD       9,000        (90)
Bank of America Corp..  1.833%    CPI    07/15/2020   USD      10,000        (84)
Bank of America Corp..  1.814%    CPI    07/24/2021   USD      11,000        (61)
Bank of America Corp..  1.630%    CPI    07/30/2020   USD      16,000          5
Bank of America Corp..  1.570%    CPI    02/26/2019   USD       6,000        (36)
Bank of America Corp..  1.550%    CPI    01/26/2021   USD       6,000         (5)
Bank of America Corp..  1.490%    CPI    12/31/2019   USD       7,000        (44)
Bank of America Corp..  1.410%    CPI    12/24/2018   USD       4,000        (33)
Bank of America Corp..  1.365%    CPI    01/21/2019   USD       5,000        (16)
Citibank, N.A.........  1.940%    CPI    05/20/2022   USD       8,000        (78)
Citibank, N.A.........  1.935%    CPI    11/07/2019   USD      20,000       (640)
Citibank, N.A.........  1.905%    CPI    11/17/2019   USD       4,000       (121)
Citibank, N.A.........  1.823%    CPI    04/16/2021   USD       7,000        (28)
Citibank, N.A.........  1.818%    CPI    12/01/2019   USD       3,000        (76)
Citibank, N.A.........  1.778%    CPI    02/11/2021   USD       6,000        (72)
Citibank, N.A.........  1.609%    CPI    12/12/2019   USD       4,000        (55)
Citibank, N.A.........  1.494%    CPI    01/08/2021   USD       4,000         --
                                                             --------    -------
                                                             $137,000    $(1,665)
                                                             --------    -------

FEDERAL TAX COST

At July 31, 2015, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio.......................... $   203,979,662
U.S. Large Cap Value Portfolio.................................  11,075,285,180
U.S. Targeted Value Portfolio..................................   7,253,983,724
U.S. Small Cap Value Portfolio.................................  11,285,893,533
U.S. Core Equity 1 Portfolio...................................  10,796,014,048
U.S. Core Equity 2 Portfolio...................................  12,205,355,928
U.S. Vector Equity Portfolio...................................   3,173,974,011
U.S. Small Cap Portfolio.......................................  10,272,075,986
U.S. Micro Cap Portfolio.......................................   4,351,120,653
DFA Real Estate Securities Portfolio...........................   4,698,733,215
Large Cap International Portfolio..............................   2,807,398,137
International Core Equity Portfolio............................  14,196,774,004
International Small Company Portfolio..........................   8,222,270,873
Japanese Small Company Portfolio...............................     418,353,489
Asia Pacific Small Company Portfolio...........................     246,590,112
United Kingdom Small Company Portfolio.........................      24,224,831
Continental Small Company Portfolio............................     244,965,904
DFA International Real Estate Securities Portfolio.............   3,038,205,493
DFA Global Real Estate Securities Portfolio....................   3,220,233,211
DFA International Small Cap Value Portfolio....................  11,915,578,344
International Vector Equity Portfolio..........................   1,650,089,519
World ex U.S. Value Portfolio..................................     140,873,614
World ex U.S. Targeted Value Portfolio.........................     227,890,610
World ex U.S. Core Equity Portfolio............................  1, 067,638,710
Selectively Hedged Global Equity Portfolio.....................     200,434,961
Emerging Markets Portfolio.....................................   3,635,426,514
Emerging Markets Small Cap Portfolio...........................   5,219,476,211
Emerging Markets Value Portfolio...............................  17,819,478,031
Emerging Markets Core Equity Portfolio.........................  17,313,905,718

                                     1846

U.S. Large Cap Equity Portfolio.................................    529,293,748
DFA Commodity Strategy Portfolio................................  1,082,794,971
DFA One-Year Fixed Income Portfolio.............................  7,395,413,953
DFA Two-Year Global Fixed Income Portfolio......................  5,599,751,056
DFA Selectively Hedged Global Fixed Income Portfolio............  1,076,754,799
DFA Short-Term Government Portfolio.............................  2,243,869,732
DFA Five-Year Global Fixed Income Portfolio..................... 11,097,136,727
DFA World ex U.S. Government Fixed Income Portfolio.............    543,486,182
DFA Intermediate Government Fixed Income Portfolio..............  4,501,479,617
DFA Short-Term Extended Quality Portfolio.......................  4,322,745,110
DFA Intermediate-Term Extended Quality Portfolio................  3,244,868,209
DFA Investment Grade Portfolio..................................  3,825,789,259
DFA Inflation-Protected Securities Portfolio....................  2,888,393,786
DFA Short-Term Municipal Bond Portfolio.........................  2,170,506,608
DFA Intermediate-Term Municipal Bond Portfolio..................    794,914,159
DFA California Short-Term Municipal Bond Portfolio..............    792,323,785
DFA California Intermediate-Term Municipal Bond Portfolio.......    178,043,917
DFA Short-Duration Real Return Portfolio........................    782,303,483
DFA Municipal Real Return Portfolio.............................    143,890,242
CSTG&E U.S. Social Core Equity 2 Portfolio......................     73,530,608
CSTG&E International Social Core Equity Portfolio...............    108,093,132
World Core Equity Portfolio.....................................    181,354,100
Dimensional Retirement Fixed Income Fund III....................        177,032
U.S. Social Core Equity 2 Portfolio.............................    533,197,202
U.S. Sustainability Core 1 Portfolio............................    440,389,600
International Sustainability Core 1 Portfolio...................    376,241,705
DFA International Value ex Tobacco Portfolio....................     72,951,531
International Social Core Equity Portfolio......................    425,625,010
Emerging Markets Social Core Equity Portfolio...................  1,029,331,637
Tax Managed U.S. Marketwide Value Portfolio.....................  2,112,960,108
Tax Managed U.S. Equity Portfolio...............................  1,402,987,204
Tax Managed U.S. Targeted Value Portfolio.......................  2,708,445,696
Tax Managed U.S. Small Cap Portfolio............................  1,683,762,338
T.A. U.S. Core Equity 2 Portfolio...............................  4,074,641,996
Tax-Managed DFA International Value Portfolio...................  3,015,507,774
T.A. World ex U.S. Core Equity Portfolio........................  1,972,999,272
LWAS/DFA International High Book to Market Portfolio............     58,560,748
VA U.S. Targeted Value Portfolio................................    214,676,611
VA U.S. Large Value Portfolio...................................    193,029,023
VA International Value Portfolio................................    182,417,685
VA International Small Portfolio................................    140,043,682
VA Short-Term Fixed Portfolio...................................    187,277,783
VA Global Bond Portfolio........................................    244,133,439
DFA VA Global Moderate Allocation Portfolio.....................     86,720,888
U.S. Large Cap Growth Portfolio.................................    697,561,296
U.S. Small Cap Growth Portfolio.................................    263,531,392
International Large Cap Growth Portfolio........................    195,238,060
International Small Cap Growth Portfolio........................     91,170,788
VIT Inflation-Protected Securities Portfolio....................      4,891,417
DFA Municipal Bond Portfolio....................................     70,924,061
DFA NY Municipal Bond Portfolio.................................     25,094,570
DFA Targeted Credit Portfolio...................................    179,602,124

                                     1847

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1848

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
 COMMON STOCKS -- (94.8%)

 Consumer Discretionary -- (13.2%)
 #   Autoliv, Inc....................................     13,146 $    1,382,959
 #   Best Buy Co., Inc...............................    827,323     26,714,260
 *   Cable One, Inc..................................     32,261     13,395,413
     Carnival Corp...................................    952,418     50,754,355
 #   CBS Corp. Class A...............................      7,236        403,262
     Comcast Corp. Class A...........................  9,482,510    591,803,449
 #   Comcast Corp. Special Class A...................  2,801,703    174,658,165
 #   Dillard's, Inc. Class A.........................    130,259     13,270,787
     DR Horton, Inc..................................    648,115     19,242,534
     Ford Motor Co................................... 14,411,800    213,726,994
 #   GameStop Corp. Class A..........................    598,147     27,425,040
 *   Gannett Co., Inc................................    112,939      1,428,678
     General Motors Co...............................  5,492,031    173,053,897
 #   Goodyear Tire & Rubber Co. (The)................    600,998     18,108,070
     Graham Holdings Co. Class B.....................     32,261     22,245,895
 *   Hyatt Hotels Corp. Class A......................     26,622      1,486,306
     Johnson Controls, Inc...........................    112,338      5,118,119
 #   Kohl's Corp.....................................  1,326,479     81,339,692
 #   Lear Corp.......................................     68,267      7,104,547
 #   Lennar Corp. Class A............................    655,562     34,771,009
     Lennar Corp. Class B............................      4,312        189,124
 *   Liberty Broadband Corp..........................     85,576      4,580,883
 *   Liberty Broadband Corp. Class A.................     27,953      1,508,624
 *   Liberty Interactive Corp., QVC Group Class A....  2,538,156     73,733,432
 *   Liberty Media Corp..............................    313,578     11,821,891
 *   Liberty Media Corp. Class A.....................    156,789      5,926,624
 *   Liberty Ventures Series A.......................    536,223     22,242,530
 *   Madison Square Garden Co. (The) Class A.........     19,138      1,596,109
 #*  MGM Resorts International.......................  2,321,879     45,555,266
 #*  Mohawk Industries, Inc..........................    286,453     57,746,060
 *   News Corp. Class A..............................    290,667      4,281,525
 *   News Corp. Class B..............................     31,823        454,114
     Penske Automotive Group, Inc....................    185,464     10,015,056
     PulteGroup, Inc.................................    333,697      6,914,202
 #   PVH Corp........................................    109,392     12,693,848
 #   Royal Caribbean Cruises, Ltd....................  1,051,952     94,517,887
 #   Service Corp. International.....................    310,463      9,472,226
 #   Staples, Inc....................................  1,926,011     28,331,622
     TEGNA, Inc......................................    225,878      6,579,826
     Time Warner Cable, Inc..........................  1,876,119    356,481,371
     Time Warner, Inc................................  4,397,226    387,131,777
 *   Toll Brothers, Inc..............................    329,804     12,835,972
 #   Wendy's Co. (The)...............................    223,429      2,292,382
     Whirlpool Corp..................................    123,680     21,981,646
                                                                 --------------
 Total Consumer Discretionary........................             2,656,317,428
                                                                 --------------
 Consumer Staples -- (5.1%)
     Archer-Daniels-Midland Co.......................  2,748,548    130,336,146
     Bunge, Ltd......................................    742,743     59,308,029
 #   ConAgra Foods, Inc..............................    424,721     18,713,207
     Constellation Brands, Inc. Class A..............    276,038     33,130,081

                                     1849

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
    CVS Health Corp................................... 3,387,526 $  380,995,049
    Ingredion, Inc....................................   158,658     13,993,636
#   JM Smucker Co. (The)..............................   557,373     62,252,990
    Molson Coors Brewing Co. Class B..................   733,307     52,167,460
    Mondelez International, Inc. Class A.............. 3,818,531    172,330,304
    Pinnacle Foods, Inc...............................   322,452     14,494,218
*   Seaboard Corp.....................................        13         45,175
#   Tyson Foods, Inc. Class A......................... 1,914,177     84,893,750
                                                                 --------------
Total Consumer Staples................................            1,022,660,045
                                                                 --------------
Energy -- (14.6%)
    Anadarko Petroleum Corp........................... 2,605,027    193,683,757
#   Apache Corp....................................... 1,667,174     76,456,600
    Baker Hughes, Inc................................. 1,938,026    112,696,212
#   California Resources Corp......................... 1,138,527      4,815,969
#   Chesapeake Energy Corp............................ 3,374,987     29,227,387
    Chevron Corp...................................... 6,549,299    579,481,976
    Cimarex Energy Co.................................   155,458     16,186,287
*   Concho Resources, Inc.............................    29,298      3,121,995
#   ConocoPhillips.................................... 6,257,198    314,987,347
    Devon Energy Corp................................. 1,695,428     83,788,052
#   Diamond Offshore Drilling, Inc....................     8,441        185,280
#   EnLink Midstream LLC..............................    18,438        496,904
    Exxon Mobil Corp.................................. 5,377,979    425,989,717
*   Gulfport Energy Corp..............................    46,291      1,516,493
#   Helmerich & Payne, Inc............................   516,470     29,820,978
    Hess Corp......................................... 1,474,816     87,028,892
    HollyFrontier Corp................................   542,738     26,192,536
    Marathon Oil Corp................................. 3,266,531     68,629,816
    Marathon Petroleum Corp........................... 2,604,266    142,375,222
#   Murphy Oil Corp...................................   728,510     23,887,843
#   Nabors Industries, Ltd............................   821,348      9,535,850
#   National Oilwell Varco, Inc....................... 1,745,118     73,521,821
#*  Newfield Exploration Co...........................   172,473      5,655,390
#   Noble Corp. P.L.C.................................   721,779      8,625,259
    Noble Energy, Inc.................................   113,476      3,997,759
#   Occidental Petroleum Corp......................... 2,221,423    155,943,895
#   Paragon Offshore P.L.C............................   195,894        145,941
    Phillips 66....................................... 2,025,001    160,987,580
    QEP Resources, Inc................................   458,418      6,362,842
#   Range Resources Corp..............................    64,266      2,528,224
    Tesoro Corp.......................................   668,185     65,041,128
#   Transocean, Ltd................................... 1,340,027     17,768,758
    Valero Energy Corp................................ 2,806,975    184,137,560
#*  Weatherford International P.L.C................... 2,787,503     29,770,532
#*  Whiting Petroleum Corp............................   218,861      4,484,462
                                                                 --------------
Total Energy..........................................            2,949,076,264
                                                                 --------------
Financials -- (21.5%)
#   ACE, Ltd..........................................   114,252     12,427,190
#   Aflac, Inc........................................ 1,122,995     71,927,830
*   Alleghany Corp....................................     2,128      1,034,485

                                     1850

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                        ---------- ------------
Financials -- (Continued)
    Allied World Assurance Co. Holdings AG.............    463,017 $ 19,567,098
#   Allstate Corp. (The)...............................  1,383,297   95,378,328
*   Ally Financial, Inc................................    429,681    9,783,836
    American Financial Group, Inc......................    426,655   29,417,862
    American International Group, Inc..................  3,502,084  224,553,626
    American National Insurance Co.....................     16,582    1,773,445
    Assurant, Inc......................................    330,179   24,631,353
#   Assured Guaranty, Ltd..............................    203,216    4,970,663
    Axis Capital Holdings, Ltd.........................    550,404   31,681,254
    Bank of America Corp............................... 15,546,531  277,971,974
#   Bank of New York Mellon Corp. (The)................  2,959,920  128,460,528
#   BB&T Corp..........................................  1,225,568   49,353,623
    Capital One Financial Corp.........................  2,074,942  168,692,785
    Chubb Corp. (The)..................................    206,900   25,723,877
#   Cincinnati Financial Corp..........................     29,070    1,604,955
    CIT Group, Inc.....................................     63,369    2,980,878
    Citigroup, Inc.....................................  4,980,715  291,172,599
    City National Corp.................................      1,633      146,823
    CME Group, Inc.....................................    783,805   75,276,632
#   CNA Financial Corp.................................    448,200   17,757,684
#   Comerica, Inc......................................        600       28,458
*   E*TRADE Financial Corp.............................    114,229    3,246,388
    Everest Re Group, Ltd..............................    195,090   35,724,881
#   Fifth Third Bancorp................................  3,125,762   65,859,805
#*  Genworth Financial, Inc. Class A...................  2,162,909   15,161,992
    Goldman Sachs Group, Inc. (The)....................  1,572,127  322,396,084
    Hartford Financial Services Group, Inc. (The)......  2,644,794  125,759,955
    HCC Insurance Holdings, Inc........................     28,737    2,217,347
    Hudson City Bancorp, Inc...........................     71,664      738,856
    Huntington Bancshares, Inc.........................  1,522,030   17,762,090
    JPMorgan Chase & Co................................ 10,421,544  714,188,410
    KeyCorp............................................    747,973   11,099,919
    Legg Mason, Inc....................................    538,963   26,592,434
#   Leucadia National Corp.............................    141,678    3,332,267
    Lincoln National Corp..............................  1,228,020   69,162,086
    Loews Corp.........................................  1,802,452   68,691,446
#   M&T Bank Corp......................................    284,541   37,317,552
*   Markel Corp........................................      2,500    2,224,375
    MetLife, Inc.......................................  2,189,692  122,053,432
    Morgan Stanley.....................................  3,524,427  136,888,745
    NASDAQ OMX Group, Inc. (The).......................    752,985   38,424,825
#   New York Community Bancorp, Inc....................     82,066    1,561,716
#   Old Republic International Corp....................    632,434   10,580,621
    PartnerRe, Ltd.....................................    197,083   26,795,405
#   People's United Financial, Inc.....................    145,708    2,370,669
    PNC Financial Services Group, Inc. (The)...........  1,250,806  122,804,133
    Principal Financial Group, Inc.....................  1,364,444   75,740,287
#   Prudential Financial, Inc..........................  1,098,302   97,045,965
#   Regions Financial Corp.............................  5,599,418   58,177,953
#   Reinsurance Group of America, Inc..................    322,082   31,087,355
#   RenaissanceRe Holdings, Ltd........................     76,171    8,173,148
    State Street Corp..................................     59,580    4,561,445
#   SunTrust Banks, Inc................................  1,252,716   55,545,428

                                     1851

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    Travelers Cos., Inc. (The).......................  1,130,153 $  119,931,836
    Unum Group.......................................  1,210,979     43,401,487
    Validus Holdings, Ltd............................    167,263      7,752,640
    Voya Financial, Inc..............................     35,820      1,681,749
    Wells Fargo & Co.................................  3,214,157    186,003,266
#   WR Berkley Corp..................................    121,433      6,766,247
    XL Group P.L.C...................................  1,327,498     50,471,474
#   Zions Bancorporation.............................    724,586     22,599,837
                                                                 --------------
Total Financials.....................................             4,318,213,336
                                                                 --------------
Health Care -- (12.1%)
    Aetna, Inc.......................................  2,009,110    226,969,157
    Agilent Technologies, Inc........................    548,756     22,471,558
*   Allergan P.L.C...................................    491,887    162,888,380
#   Anthem, Inc......................................  1,632,961    251,916,893
*   Bio-Rad Laboratories, Inc. Class A...............      1,222        184,204
*   Boston Scientific Corp...........................  6,573,232    113,979,843
#*  Brookdale Senior Living, Inc.....................     32,100      1,063,473
    Cigna Corp.......................................    320,341     46,148,324
*   Community Health Systems, Inc....................    463,154     27,099,141
#*  Express Scripts Holding Co.......................  2,842,416    256,016,409
*   Hologic, Inc.....................................  1,211,606     50,475,506
    Humana, Inc......................................    707,042    128,745,278
#*  Mallinckrodt P.L.C...............................     51,032      6,325,927
#*  MEDNAX, Inc......................................      4,300        363,952
#   Omnicare, Inc....................................    556,064     53,854,798
    Perrigo Co. P.L.C................................     13,380      2,571,636
    Pfizer, Inc...................................... 22,048,554    795,070,857
    Quest Diagnostics, Inc...........................    483,049     35,653,847
#   Teleflex, Inc....................................     91,713     12,288,625
    Thermo Fisher Scientific, Inc....................  1,274,522    177,834,055
    UnitedHealth Group, Inc..........................    473,173     57,443,202
                                                                 --------------
Total Health Care....................................             2,429,365,065
                                                                 --------------
Industrials -- (11.3%)
#   ADT Corp. (The)..................................    766,047     26,451,603
#*  AECOM............................................    131,051      4,040,302
#   AGCO Corp........................................    324,577     17,854,981
    Air Lease Corp...................................        100          3,535
#   AMERCO...........................................        474        170,341
#*  Avis Budget Group, Inc...........................    383,365     16,649,542
#   B/E Aerospace, Inc...............................     10,858        528,893
    Carlisle Cos., Inc...............................     13,288      1,345,543
#   Chicago Bridge & Iron Co. NV.....................    131,137      6,968,620
#*  Colfax Corp......................................     98,190      3,744,967
#   Copa Holdings SA Class A.........................      7,183        542,532
    CSX Corp.........................................  5,382,618    168,368,291
    Danaher Corp.....................................    365,547     33,469,483
    Dover Corp.......................................     35,816      2,294,731
    Eaton Corp. P.L.C................................  1,260,415     76,355,941
    FedEx Corp.......................................    843,839    144,650,881
    Fluor Corp.......................................     42,759      1,998,983

                                     1852

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
    General Electric Co.............................. 26,135,935 $  682,147,904
#*  Genesee & Wyoming, Inc. Class A..................     17,661      1,257,816
#*  Hertz Global Holdings, Inc.......................  1,345,507     22,860,164
#*  Jacobs Engineering Group, Inc....................    184,055      7,752,397
#*  JetBlue Airways Corp.............................  1,646,855     37,844,728
#   Joy Global, Inc..................................     84,284      2,225,941
#   Kansas City Southern.............................     19,953      1,979,138
    KAR Auction Services, Inc........................      9,789        381,086
*   Kirby Corp.......................................     30,544      2,211,691
    L-3 Communications Holdings, Inc.................    465,573     53,755,059
    Manpowergroup, Inc...............................     74,655      6,754,784
    Nielsen NV.......................................    420,818     20,392,840
#   Norfolk Southern Corp............................  1,598,000    134,759,340
    Northrop Grumman Corp............................    655,871    113,472,242
    Orbital ATK, Inc.................................     52,588      3,731,119
#   Oshkosh Corp.....................................     30,594      1,117,905
    Owens Corning....................................    579,048     25,970,303
#   Pentair P.L.C....................................    833,957     50,712,925
    Precision Castparts Corp.........................    216,453     42,191,019
*   Quanta Services, Inc.............................    554,686     15,320,427
#   Republic Services, Inc...........................  2,020,027     85,911,748
#   Ryder System, Inc................................    206,770     18,716,820
    Southwest Airlines Co............................  3,905,821    141,390,720
    Stanley Black & Decker, Inc......................  1,095,910    115,607,546
    Textron, Inc.....................................    105,614      4,615,332
    Towers Watson & Co. Class A......................      2,445        309,977
#   Trinity Industries, Inc..........................    236,607      6,923,121
    Union Pacific Corp...............................  1,519,767    148,314,062
#*  United Rentals, Inc..............................     82,922      5,554,945
#*  Veritiv Corp.....................................     11,239        418,765
    Waste Connections, Inc...........................    334,803     16,783,674
                                                                 --------------
Total Industrials....................................             2,276,824,707
                                                                 --------------
Information Technology -- (9.3%)
#   Activision Blizzard, Inc.........................  2,987,304     77,042,570
    Amdocs, Ltd......................................     53,167      3,118,245
*   Arrow Electronics, Inc...........................    568,882     33,080,488
    Avnet, Inc.......................................    694,662     28,988,245
    Brocade Communications Systems, Inc..............  1,091,948     11,203,386
#   CA, Inc..........................................  2,253,592     65,658,403
    Cisco Systems, Inc............................... 13,414,490    381,239,806
    Computer Sciences Corp...........................    318,655     20,849,597
    Corning, Inc.....................................  3,958,709     73,948,684
    EMC Corp.........................................  5,799,944    155,960,494
    Fidelity National Information Services, Inc......  1,551,104    101,488,735
#*  First Solar, Inc.................................    154,302      6,835,579
*   Flextronics International, Ltd...................      9,394        103,428
    Hewlett-Packard Co...............................  9,619,949    293,600,843
    IAC/InterActiveCorp..............................    120,638      9,320,492
*   Ingram Micro, Inc. Class A.......................    715,108     19,472,391
    Intel Corp.......................................  8,749,317    253,292,727
#   Jabil Circuit, Inc...............................    403,242      8,165,651
    Juniper Networks, Inc............................    922,663     26,222,082

                                     1853

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
#   Lam Research Corp................................    305,397 $   23,475,867
    Marvell Technology Group, Ltd....................    398,733      4,960,239
#*  Micron Technology, Inc...........................  3,135,684     58,041,511
*   NCR Corp.........................................      3,717        102,366
#   NVIDIA Corp......................................  1,643,260     32,783,037
#*  ON Semiconductor Corp............................     22,525        239,216
*   Qorvo, Inc.......................................    171,000      9,909,450
    Symantec Corp....................................  1,153,553     26,231,795
    Western Digital Corp.............................    564,843     48,610,389
    Xerox Corp.......................................  5,901,524     65,034,794
*   Yahoo!, Inc......................................    877,399     32,174,221
                                                                 --------------
Total Information Technology.........................             1,871,154,731
                                                                 --------------
Materials -- (3.1%)
    Airgas, Inc......................................     11,919      1,215,976
#   Alcoa, Inc.......................................  4,826,610     47,638,641
    Ashland, Inc.....................................    388,650     44,430,468
    Bemis Co., Inc...................................    107,209      4,778,305
    CF Industries Holdings, Inc......................    361,095     21,376,824
    Dow Chemical Co. (The)...........................  1,041,133     48,995,719
    Eastman Chemical Co..............................    199,653     15,652,795
    Freeport-McMoRan, Inc............................  2,572,724     30,229,507
#   Huntsman Corp....................................     26,923        511,537
    International Paper Co...........................  1,992,585     95,385,044
#   Martin Marietta Materials, Inc...................     10,094      1,582,941
    Mosaic Co. (The).................................  1,226,517     52,666,640
    Newmont Mining Corp..............................  2,143,745     36,808,102
#   Nucor Corp.......................................  1,723,237     76,063,681
#*  Platform Specialty Products Corp.................    197,151      4,587,704
    Reliance Steel & Aluminum Co.....................    359,269     21,771,701
    Sonoco Products Co...............................     39,380      1,625,606
    Steel Dynamics, Inc..............................    912,904     18,285,467
    Vulcan Materials Co..............................    576,239     52,449,274
    Westlake Chemical Corp...........................      6,027        376,507
*   WestRock Co......................................    755,145     47,619,444
                                                                 --------------
Total Materials......................................               624,051,883
                                                                 --------------
Real Estate Investment Trusts -- (0.0%)
#*  Communications Sales & Leasing, Inc..............     90,540      1,887,759
                                                                 --------------
Telecommunication Services -- (4.3%)
#   AT&T, Inc........................................ 21,507,751    747,179,270
#   CenturyLink, Inc.................................  2,317,840     66,290,224
#   Frontier Communications Corp.....................  2,395,813     11,308,237
*   Level 3 Communications, Inc......................     32,351      1,633,725
#*  Sprint Corp......................................  2,096,161      7,064,063
*   T-Mobile US, Inc.................................    726,568     29,542,255
#*  United States Cellular Corp......................    211,314      7,865,107
                                                                 --------------
Total Telecommunication Services.....................               870,882,881
                                                                 --------------
Utilities -- (0.3%)
*   Calpine Corp.....................................    916,143     16,765,417

                                     1854

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                      SHARES       VALUE+
                                                    ---------- ---------------
Utilities -- (Continued)
#           NRG Energy, Inc........................  1,541,737 $    34,611,996
            UGI Corp...............................    479,353      17,515,558
                                                               ---------------
Total Utilities....................................                 68,892,971
                                                               ---------------
TOTAL COMMON STOCKS................................             19,089,327,070
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value
              Rights...............................    196,076         198,998
(degrees)#* Safeway PDC, LLC Contingent Value
              Rights...............................    196,076           9,568
TOTAL RIGHTS/WARRANTS..............................                    208,566
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
            State Street Institutional Liquid
              Reserves, 0.114%..................... 28,727,683      28,727,683
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@        DFA Short Term Investment Fund......... 87,152,645   1,008,356,100
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,088,137,651)^^.........................            $20,126,619,419
                                                               ===============


                                     1855

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                  --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary........ $ 2,656,317,428             --   --    $ 2,656,317,428
   Consumer Staples..............   1,022,660,045             --   --      1,022,660,045
   Energy........................   2,949,076,264             --   --      2,949,076,264
   Financials....................   4,318,213,336             --   --      4,318,213,336
   Health Care...................   2,429,365,065             --   --      2,429,365,065
   Industrials...................   2,276,824,707             --   --      2,276,824,707
   Information Technology........   1,871,154,731             --   --      1,871,154,731
   Materials.....................     624,051,883             --   --        624,051,883
   Real Estate Investment Trusts.       1,887,759             --   --          1,887,759
   Telecommunication Services....     870,882,881             --   --        870,882,881
   Utilities.....................      68,892,971             --   --         68,892,971
Rights/Warrants..................              -- $      208,566   --            208,566
Temporary Cash Investments.......      28,727,683             --   --         28,727,683
Securities Lending Collateral....              --  1,008,356,100   --      1,008,356,100
                                  --------------- --------------   --    ---------------
TOTAL............................ $19,118,054,753 $1,008,564,666   --    $20,126,619,419
                                  =============== ==============   ==    ===============

                                     1856

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (94.1%)

AUSTRALIA -- (6.2%)
    Alumina, Ltd........................................ 4,595,906 $  4,970,191
    Alumina, Ltd. Sponsored ADR.........................   172,484      736,507
    Asciano, Ltd........................................ 4,216,676   25,031,022
    Aurizon Holdings, Ltd...............................   221,244      855,188
    Bank of Queensland, Ltd.............................   895,783    8,983,610
#   Bendigo & Adelaide Bank, Ltd........................   826,382    7,927,801
    BHP Billiton, Ltd................................... 4,230,606   81,682,025
#   BHP Billiton, Ltd. Sponsored ADR.................... 1,289,717   49,486,441
    Boral, Ltd.......................................... 2,121,437   10,276,300
    Echo Entertainment Group, Ltd....................... 1,832,302    6,708,806
#   Fortescue Metals Group, Ltd......................... 2,888,182    3,902,903
    Harvey Norman Holdings, Ltd......................... 1,068,950    3,476,947
    Incitec Pivot, Ltd.................................. 4,691,726   12,396,074
    Lend Lease Group....................................    80,018      908,959
    Macquarie Group, Ltd................................   996,867   59,665,625
    National Australia Bank, Ltd........................ 1,971,567   50,036,267
*   Newcrest Mining, Ltd................................ 2,245,441   18,573,601
#   Orica, Ltd..........................................   216,864    3,037,597
    Origin Energy, Ltd.................................. 2,407,598   19,921,923
#   Primary Health Care, Ltd............................   647,853    2,175,197
*   Qantas Airways, Ltd................................. 2,716,643    7,423,505
    QBE Insurance Group, Ltd............................ 2,266,393   24,107,917
    Rio Tinto, Ltd......................................   938,302   36,046,927
#   Santos, Ltd......................................... 4,404,343   23,746,696
    Sims Metal Management, Ltd. Sponsored ADR...........    42,505      292,859
*   South32, Ltd........................................ 2,385,878    3,112,963
*   South32, Ltd. ADR...................................   354,708    2,259,490
    Suncorp Group, Ltd.................................. 3,175,610   33,057,870
    Tabcorp Holdings, Ltd............................... 2,298,480    8,121,042
    Tatts Group, Ltd.................................... 3,454,810   10,033,195
    Treasury Wine Estates, Ltd..........................   880,599    3,700,355
    Washington H Soul Pattinson & Co., Ltd..............    87,756      878,581
    Wesfarmers, Ltd..................................... 1,614,029   49,956,760
    Woodside Petroleum, Ltd............................. 1,733,455   45,072,613
    WorleyParsons, Ltd..................................    80,413      539,348
                                                                   ------------
TOTAL AUSTRALIA.........................................            619,103,105
                                                                   ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG.................................   358,601   10,790,617
    OMV AG..............................................    93,780    2,492,234
*   Raiffeisen Bank International AG....................    57,158      837,735
                                                                   ------------
TOTAL AUSTRIA                                                        14,120,586
                                                                   ------------
BELGIUM -- (1.4%)
    Ageas...............................................   594,176   24,463,945
    Colruyt SA..........................................    53,277    2,586,587
    Delhaize Group......................................   246,555   22,323,088
    Delhaize Group Sponsored ADR........................   211,600    4,773,696
    KBC Groep NV........................................   354,770   24,738,225
    Proximus............................................   168,748    6,361,168
    Solvay SA...........................................   198,220   26,518,336

                                     1857

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
    UCB SA..............................................   213,849 $ 16,546,980
    Umicore SA..........................................   187,273    8,204,081
                                                                   ------------
TOTAL BELGIUM                                                       136,516,106
                                                                   ------------
CANADA -- (6.4%)
    Agnico Eagle Mines, Ltd.............................   331,609    7,338,507
    Agrium, Inc.........................................    83,951    8,584,829
    Bank of Montreal....................................   866,770   48,426,440
    Barrick Gold Corp.(2024644).........................   706,442    4,996,436
    Barrick Gold Corp.(067901108)....................... 3,305,368   23,335,898
#*  BlackBerry, Ltd.(09228F103).........................   284,796    2,202,897
#*  BlackBerry, Ltd.(BCBHZ31)...........................   300,030    2,326,187
    Cameco Corp.(13321L108).............................   150,635    2,068,219
    Cameco Corp.(2166160)...............................   506,586    6,956,673
    Canadian Natural Resources, Ltd.(136385101)......... 1,110,573   27,075,770
    Canadian Natural Resources, Ltd.(2171573)........... 1,849,320   45,135,371
    Canadian Oil Sands, Ltd.............................   437,816    2,497,310
#   Canadian Tire Corp., Ltd. Class A...................   285,569   28,470,652
    Cenovus Energy, Inc.................................   591,014    8,616,984
    Crescent Point Energy Corp.(22576C101)..............   548,837    8,331,351
#   Crescent Point Energy Corp.(B67C8W8)................   369,598    5,598,300
    Eldorado Gold Corp.(2307873)........................   881,059    3,031,514
    Eldorado Gold Corp.(284902103)......................   109,318      376,054
    Empire Co., Ltd.....................................   154,880   10,468,626
#   Enbridge Income Fund Holdings, Inc..................    34,200      901,645
    Encana Corp......................................... 3,025,661   22,964,767
    Enerplus Corp.(292766102)...........................   129,489      806,716
#   Enerplus Corp.(B584T89).............................   291,127    1,849,803
    Ensign Energy Services, Inc.........................   452,198    3,502,516
    Fairfax Financial Holdings, Ltd.....................    86,689   41,807,715
    First Quantum Minerals, Ltd......................... 1,695,455   13,547,045
#   Genworth MI Canada, Inc.............................   112,861    2,670,832
    George Weston, Ltd..................................    78,313    6,577,130
    Goldcorp, Inc.(380956409)...........................    65,819      874,076
    Goldcorp, Inc.(2676302).............................   668,943    8,925,378
#   Husky Energy, Inc...................................   958,982   17,510,028
#   Industrial Alliance Insurance & Financial Services,
      Inc...............................................   242,536    8,168,911
*   Kinross Gold Corp................................... 2,903,895    5,328,859
*   Lundin Mining Corp..................................   774,699    2,795,870
    Manulife Financial Corp.(2492519)................... 3,287,435   58,240,524
    Manulife Financial Corp.(56501R106).................   123,961    2,197,828
    Maple Leaf Foods, Inc...............................   103,446    1,794,693
*   MEG Energy Corp.....................................   256,588    2,750,594
*   New Gold, Inc.......................................   355,999      786,663
    Osisko Gold Royalties, Ltd..........................       600        6,629
#   Pacific Rubiales Energy Corp........................   892,124    2,489,775
    Pan American Silver Corp............................     6,437       40,113
#   Precision Drilling Corp.(B5YPLH9)...................   793,285    4,033,601
    Precision Drilling Corp.(74022D308).................    14,251       72,538
#   Sun Life Financial, Inc.............................   910,527   29,720,838
    Suncor Energy, Inc.(B3NB1P2)........................ 3,750,370  105,641,802
    Suncor Energy, Inc.(867224107)......................   224,764    6,329,354
    Teck Resources, Ltd. Class A........................     4,115       35,554

                                     1858

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
#   Teck Resources, Ltd. Class B........................ 1,123,435 $  8,272,110
#   Thomson Reuters Corp................................   344,857   13,961,982
    TMX Group, Ltd......................................     9,500      357,526
#   TransAlta Corp.(2901628)............................   822,852    5,215,769
    TransAlta Corp.(89346D107)..........................    88,516      560,306
*   Turquoise Hill Resources, Ltd.(900435108)...........   127,382      431,825
*   Turquoise Hill Resources, Ltd.(B7WJ1F5).............   819,877    2,789,657
    West Fraser Timber Co., Ltd.........................    24,304    1,069,461
#   Whitecap Resources, Inc.............................   675,235    5,885,751
#   WSP Global, Inc.....................................    80,718    2,704,487
    Yamana Gold, Inc.................................... 1,426,728    2,825,420
                                                                   ------------
TOTAL CANADA............................................            642,284,109
                                                                   ------------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A....................     7,431   12,282,198
    AP Moeller - Maersk A.S. Class B....................    19,275   32,836,653
    Carlsberg A.S. Class B..............................   334,440   29,138,225
    Danske Bank A.S.....................................   618,288   19,330,472
*   H Lundbeck A.S......................................    85,161    2,014,292
    ISS A.S.............................................    17,699      610,738
*   Jyske Bank A.S......................................   112,778    5,892,351
    TDC A.S............................................. 2,749,229   20,739,501
    Vestas Wind Systems A.S.............................   498,366   27,224,538
                                                                   ------------
TOTAL DENMARK...........................................            150,068,968
                                                                   ------------
FINLAND -- (0.7%)
    Fortum Oyj.......................................... 1,299,657   22,820,320
    Kesko Oyj Class A...................................       662       24,027
    Kesko Oyj Class B...................................   138,917    5,407,134
    Neste Oyj...........................................   270,610    7,539,507
    Stora Enso Oyj Class R.............................. 1,691,951   15,929,959
    Stora Enso Oyj Sponsored ADR........................    91,500      854,610
    UPM-Kymmene Oyj.....................................   857,615   15,841,653
    UPM-Kymmene Oyj Sponsored ADR.......................    69,300    1,276,506
                                                                   ------------
TOTAL FINLAND...........................................             69,693,716
                                                                   ------------
FRANCE -- (9.2%)
    AXA SA.............................................. 4,004,754  105,466,056
    AXA SA Sponsored ADR................................   140,900    3,707,079
    BNP Paribas SA...................................... 1,314,616   85,512,205
    Bollore SA.......................................... 1,623,592    8,993,061
    Bouygues SA.........................................   709,374   26,059,009
    Casino Guichard Perrachon SA........................   178,667   13,259,692
*   CGG SA Sponsored ADR................................   126,290      626,398
#   Cie de Saint-Gobain................................. 1,699,529   80,519,106
    Cie Generale des Etablissements Michelin............   334,818   32,774,872
    CNP Assurances......................................   408,378    6,863,489
    Credit Agricole SA..................................   927,429   14,592,740
    Eiffage SA..........................................    46,924    2,822,131
    Electricite de France SA............................   507,407   12,075,161
    Engie............................................... 3,247,971   62,287,918
    Lagardere SCA.......................................   221,491    6,624,039

                                     1859

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
FRANCE -- (Continued)
    Natixis SA.........................................  2,133,151 $ 15,655,671
    Orange SA..........................................  4,824,671   79,367,048
*   Peugeot SA.........................................  1,247,729   24,959,245
    Renault SA.........................................    759,515   69,919,216
    Rexel SA...........................................    598,646    9,427,881
    SCOR SE............................................    318,283   12,196,751
    Societe Generale SA................................  1,935,625   95,041,998
    STMicroelectronics NV..............................  1,904,563   14,872,548
    Total SA...........................................  2,723,259  134,373,650
    Vallourec SA.......................................    302,777    4,954,933
    Vivendi SA.........................................    163,889    4,306,486
                                                                   ------------
TOTAL FRANCE...........................................             927,258,383
                                                                   ------------
GERMANY -- (7.3%)
    Allianz SE.........................................    768,935  125,961,191
    Allianz SE ADR.....................................  2,811,910   46,115,324
    Bayerische Motoren Werke AG........................    836,920   83,922,734
*   Commerzbank AG.....................................  1,603,495   20,737,280
    Daimler AG.........................................  2,214,556  198,105,079
    Deutsche Bank AG(5750355)..........................  1,243,976   43,700,669
#   Deutsche Bank AG(D18190898)........................    692,188   24,240,424
*   Deutsche Lufthansa AG..............................    895,598   12,166,858
    E.ON SE............................................  2,493,630   32,931,573
    Fraport AG Frankfurt Airport Services Worldwide....    106,349    6,982,582
    Hannover Rueck SE..................................     47,074    4,997,643
    HeidelbergCement AG................................    392,698   29,908,153
    K+S AG.............................................    444,055   18,219,625
    Metro AG...........................................    337,849   10,636,482
    Muenchener Rueckversicherungs-Gesellschaft AG......    247,258   45,440,700
    Osram Licht AG.....................................     56,824    3,228,084
    RWE AG.............................................     94,829    1,974,968
*   Talanx AG..........................................    120,315    3,839,165
    Telefonica Deutschland Holding AG..................  1,344,231    8,337,068
    Volkswagen AG......................................     76,511   15,475,529
                                                                   ------------
TOTAL GERMANY..........................................             736,921,131
                                                                   ------------
HONG KONG -- (2.7%)
    Cathay Pacific Airways, Ltd........................  4,385,000   10,364,319
*   Cheung Kong Property Holdings, Ltd.................  3,532,984   29,440,394
    CK Hutchison Holdings, Ltd.........................  2,382,984   35,371,775
    FIH Mobile, Ltd....................................  3,246,000    1,695,659
    Great Eagle Holdings, Ltd..........................    690,101    2,402,171
    Guoco Group, Ltd...................................     12,000      136,180
    Hang Lung Group, Ltd...............................    988,000    4,465,948
    Hang Lung Properties, Ltd..........................  2,835,000    8,132,832
    Henderson Land Development Co., Ltd................  1,484,894    9,816,927
    Hongkong & Shanghai Hotels, Ltd. (The).............  1,469,131    1,950,220
    Hopewell Holdings, Ltd.............................  1,086,669    3,748,658
    Kerry Logistics Network, Ltd.......................    325,000      502,639
    Kerry Properties, Ltd..............................  1,905,000    7,111,453
    MTR Corp., Ltd.....................................    921,426    4,102,176
    New World Development Co., Ltd..................... 23,109,125   27,905,216

                                     1860

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    NWS Holdings, Ltd..................................    842,000 $  1,259,109
#   Orient Overseas International, Ltd.................    709,500    3,514,522
    Shangri-La Asia, Ltd...............................  4,298,000    5,535,094
    Sino Land Co., Ltd.................................  4,993,765    7,761,365
    Sun Hung Kai Properties, Ltd.......................  2,883,920   44,253,243
    Swire Pacific, Ltd. Class A........................  1,465,000   18,780,882
    Swire Pacific, Ltd. Class B........................    490,000    1,153,934
    Wharf Holdings, Ltd. (The).........................  3,706,990   23,526,666
    Wheelock & Co., Ltd................................  3,443,000   17,703,679
    Yue Yuen Industrial Holdings, Ltd..................    160,000      520,800
                                                                   ------------
TOTAL HONG KONG........................................             271,155,861
                                                                   ------------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 30,521,940   12,818,733
    CRH P.L.C..........................................    295,666    8,744,844
    CRH P.L.C. Sponsored ADR...........................    215,216    6,394,067
                                                                   ------------
TOTAL IRELAND..........................................              27,957,644
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group......................................     26,077    1,082,618
    Bank Hapoalim BM...................................  3,220,797   17,907,809
*   Bank Leumi Le-Israel BM............................  3,225,754   14,068,198
*   Israel Discount Bank, Ltd. Class A.................    832,836    1,681,889
    Migdal Insurance & Financial Holding, Ltd..........     10,788       12,781
    Mizrahi Tefahot Bank, Ltd..........................    307,021    3,939,027
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.     13,324      919,622
                                                                   ------------
TOTAL ISRAEL...........................................              39,611,944
                                                                   ------------
ITALY -- (1.4%)
*   Banca Monte dei Paschi di Siena SpA................  3,044,888    6,050,895
*   Banco Popolare SC..................................    666,220   11,534,955
    Eni SpA............................................    547,496    9,581,515
    Mediobanca SpA.....................................    606,913    6,614,142
*   Telecom Italia SpA.................................          7            9
*   Telecom Italia SpA Sponsored ADR...................  1,863,462   24,597,698
    UniCredit SpA......................................  8,395,588   55,673,568
    Unione di Banche Italiane SCPA.....................  3,409,526   27,653,749
                                                                   ------------
TOTAL ITALY............................................             141,706,531
                                                                   ------------
JAPAN -- (21.3%)
    77 Bank, Ltd. (The)................................    431,372    2,806,451
    Aeon Co., Ltd......................................  2,819,200   43,079,502
    Aisin Seiki Co., Ltd...............................    472,800   19,166,799
    Alamos Gold Inc. Class A Sponsored ADR.............     11,723    3,045,049
    Alfresa Holdings Corp..............................    345,200    5,781,149
    Amada Holdings Co., Ltd............................    542,100    5,309,905
    Aoyama Trading Co., Ltd............................      7,700      305,902
    Asahi Glass Co., Ltd...............................  2,364,000   13,850,130
    Asahi Kasei Corp...................................  3,022,000   22,955,989
#   Autobacs Seven Co., Ltd............................     72,500    1,314,582
    Awa Bank, Ltd. (The)...............................     56,600      356,282
    Bank of Kyoto, Ltd. (The)..........................    709,400    8,364,652

                                     1861

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Bank of Yokohama, Ltd. (The)......................... 2,785,000 $17,696,008
    Brother Industries, Ltd..............................   228,100   3,150,994
    Canon Marketing Japan, Inc...........................   131,800   2,084,066
    Chiba Bank, Ltd. (The)...............................   873,000   6,956,018
    Chugoku Bank, Ltd. (The).............................   310,800   4,854,714
    Citizen Holdings Co., Ltd............................   689,600   4,600,594
#   Coca-Cola East Japan Co., Ltd........................    75,500   1,389,186
    Coca-Cola West Co., Ltd..............................   159,107   3,204,797
    COMSYS Holdings Corp.................................    56,400     855,035
*   Cosmo Oil Co., Ltd...................................   594,364     962,546
    Dai Nippon Printing Co., Ltd......................... 1,335,000  14,813,304
    Dai-ichi Life Insurance Co., Ltd. (The).............. 1,054,900  21,427,531
    Daido Steel Co., Ltd.................................   675,000   2,559,984
#   Daihatsu Motor Co., Ltd..............................   359,400   5,104,103
    Daiichi Sankyo Co., Ltd..............................   135,100   2,766,465
    Denki Kagaku Kogyo K.K...............................   992,000   4,125,246
    DIC Corp............................................. 1,508,000   3,548,628
    Ebara Corp...........................................   673,000   3,053,675
    Fuji Media Holdings, Inc.............................    74,400     959,695
    FUJIFILM Holdings Corp...............................   838,600  33,257,792
    Fukuoka Financial Group, Inc......................... 1,218,000   6,259,729
#   Fukuyama Transporting Co., Ltd.......................    85,000     436,657
#   Furukawa Electric Co., Ltd...........................   633,000   1,050,561
    Glory, Ltd...........................................   185,800   5,402,419
    Gunma Bank, Ltd. (The)...............................   650,397   4,833,414
    H2O Retailing Corp...................................   198,900   4,151,017
    Hachijuni Bank, Ltd. (The)...........................   620,231   4,813,417
    Hankyu Hanshin Holdings, Inc......................... 1,799,000  11,364,299
    Higo Bank, Ltd. (The)................................   274,000   1,691,296
    Hiroshima Bank, Ltd. (The)........................... 1,041,000   6,100,609
    Hitachi Capital Corp.................................    58,400   1,586,333
    Hitachi Chemical Co., Ltd............................   225,600   3,989,277
#   Hitachi Construction Machinery Co., Ltd..............   322,800   5,367,003
    Hitachi High-Technologies Corp.......................    14,600     340,298
    Hitachi Transport System, Ltd........................   105,000   1,892,755
    Hitachi, Ltd......................................... 1,216,000   7,878,201
    Hokuhoku Financial Group, Inc........................ 1,919,000   4,530,660
    Honda Motor Co., Ltd................................. 2,917,200  98,010,624
    House Foods Group, Inc...............................    65,300   1,319,459
#   Ibiden Co., Ltd......................................   459,900   7,603,503
    Idemitsu Kosan Co., Ltd..............................   238,096   4,376,423
    Iida Group Holdings Co., Ltd.........................   163,700   2,873,344
    Inpex Corp........................................... 1,335,200  14,507,923
    ITOCHU Corp.......................................... 3,608,800  44,178,322
    Iyo Bank, Ltd. (The).................................   476,000   6,051,867
    J Front Retailing Co., Ltd...........................   832,300  15,636,341
#   JFE Holdings, Inc.................................... 1,259,700  23,588,980
    Joyo Bank, Ltd. (The)................................ 1,307,000   7,730,197
    JSR Corp.............................................    18,500     307,845
    JTEKT Corp...........................................    28,800     497,324
    JX Holdings, Inc..................................... 5,156,233  21,979,855
#   K's Holdings Corp....................................    71,300   2,266,948
    Kagoshima Bank, Ltd. (The)...........................   229,143   1,566,466

                                     1862

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Kamigumi Co., Ltd..................................    442,000 $  4,157,352
    Kaneka Corp........................................  1,045,542    7,543,539
#   Kawasaki Kisen Kaisha, Ltd.........................  3,579,000    7,990,050
    Keiyo Bank, Ltd. (The).............................    233,000    1,175,734
    Kinden Corp........................................    207,000    2,758,975
    Kobe Steel, Ltd.................................... 12,790,000   19,783,545
    Konica Minolta, Inc................................  1,745,500   21,754,344
    Kuraray Co., Ltd...................................  1,109,700   13,081,982
    Kurita Water Industries, Ltd.......................      7,500      163,905
    Kyocera Corp.......................................    229,500   11,816,844
    Kyocera Corp. Sponsored ADR........................     25,197    1,295,630
    Lintec Corp........................................      1,700       36,692
    LIXIL Group Corp...................................    445,400    8,929,398
    Maeda Road Construction Co., Ltd...................     36,000      661,233
    Marubeni Corp......................................  3,424,700   19,032,759
    Marui Group Co., Ltd...............................     58,442      817,116
#   Maruichi Steel Tube, Ltd...........................     31,300      806,457
    Matsumotokiyoshi Holdings Co., Ltd.................      5,000      241,311
    Medipal Holdings Corp..............................    367,600    6,545,103
    Mitsubishi Chemical Holdings Corp..................  6,096,500   39,789,413
    Mitsubishi Corp....................................  1,045,900   22,567,165
    Mitsubishi Gas Chemical Co., Inc...................    609,000    3,378,319
    Mitsubishi Heavy Industries, Ltd...................    721,000    3,812,043
#   Mitsubishi Materials Corp..........................  4,804,000   17,390,799
    Mitsubishi UFJ Financial Group, Inc................ 21,459,506  156,162,644
    Mitsubishi UFJ Financial Group, Inc. ADR...........  4,781,372   35,047,457
    Mitsui & Co., Ltd..................................  1,339,800   17,384,162
    Mitsui Chemicals, Inc..............................  3,169,800   11,872,540
    Mitsui Engineering & Shipbuilding Co., Ltd.........    939,000    1,634,905
    Mitsui Mining & Smelting Co., Ltd..................     69,030      169,713
#   Mitsui OSK Lines, Ltd..............................  3,026,000    9,075,504
    Mizuho Financial Group, Inc........................ 51,633,200  112,586,684
    Mizuho Financial Group, Inc. ADR...................    205,757      919,734
    MS&AD Insurance Group Holdings, Inc................    481,553   15,165,216
    Nagase & Co., Ltd..................................    149,589    1,907,622
    NEC Corp........................................... 10,400,101   33,216,156
    NH Foods, Ltd......................................    179,536    4,363,707
    NHK Spring Co., Ltd................................    455,600    4,825,721
#   Nikon Corp.........................................    779,200    9,268,340
    Nippo Corp.........................................    148,000    2,603,408
#   Nippon Electric Glass Co., Ltd.....................    633,000    3,071,502
    Nippon Express Co., Ltd............................  3,048,238   16,113,742
    Nippon Paper Industries Co., Ltd...................    334,100    5,481,914
    Nippon Shokubai Co., Ltd...........................    293,000    4,327,207
    Nippon Steel & Sumitomo Metal Corp................. 19,063,940   45,030,384
    Nippon Yusen K.K...................................  7,040,000   19,244,453
    Nishi-Nippon City Bank, Ltd. (The).................    974,569    2,959,658
    Nissan Motor Co., Ltd..............................  5,844,900   55,611,443
    Nisshin Seifun Group, Inc..........................    102,243    1,465,407
    Nisshinbo Holdings, Inc............................    305,000    3,378,752
    NOK Corp...........................................     74,720    2,188,632
    Nomura Holdings, Inc...............................    740,400    5,301,930
    Nomura Real Estate Holdings, Inc...................     70,700    1,409,891

                                     1863

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
    NTN Corp............................................ 1,462,000 $  8,301,667
    NTT DOCOMO, Inc..................................... 2,568,200   54,228,400
    NTT DOCOMO, Inc. Sponsored ADR......................       766       16,140
    Obayashi Corp.......................................   279,682    2,152,499
    Oji Holdings Corp................................... 3,392,000   14,830,879
    Otsuka Holdings Co., Ltd............................   464,000   16,659,908
    Resona Holdings, Inc................................ 3,867,500   21,262,462
    Ricoh Co., Ltd...................................... 3,215,400   31,722,310
    Rohm Co., Ltd.......................................    61,300    3,544,269
    Sankyo Co., Ltd.....................................    82,500    3,129,130
    SBI Holdings, Inc...................................   311,800    4,329,864
    Seino Holdings Co., Ltd.............................   315,000    3,623,008
    Sekisui Chemical Co., Ltd...........................   105,000    1,164,982
#   Sekisui House, Ltd.................................. 2,117,600   31,457,408
    Shiga Bank, Ltd. (The)..............................   227,185    1,209,038
#   Shinsei Bank, Ltd................................... 2,649,000    5,787,413
    Shizuoka Bank, Ltd. (The)...........................   998,000   11,272,980
    Showa Denko KK...................................... 5,905,000    7,279,179
    Showa Shell Sekiyu K.K..............................   231,300    2,172,040
    SKY Perfect JSAT Holdings, Inc......................   524,100    2,630,862
    Sojitz Corp......................................... 1,906,800    4,399,470
    Sompo Japan Nipponkoa Holdings, Inc.................   336,300   11,848,819
*   Sony Corp. Sponsored ADR............................   818,933   23,216,751
#   Sumitomo Chemical Co., Ltd.......................... 6,675,000   38,077,938
    Sumitomo Corp.......................................   852,600    9,678,978
    Sumitomo Dainippon Pharma Co., Ltd..................   129,400    1,547,389
    Sumitomo Electric Industries, Ltd................... 2,774,300   41,377,766
    Sumitomo Forestry Co., Ltd..........................   493,000    5,846,574
#   Sumitomo Heavy Industries, Ltd...................... 1,646,000    8,307,452
    Sumitomo Metal Mining Co., Ltd......................   794,000   10,675,513
    Sumitomo Mitsui Financial Group, Inc................ 2,728,500  123,038,947
    Sumitomo Mitsui Trust Holdings, Inc................. 4,217,629   19,589,295
    Sumitomo Osaka Cement Co., Ltd......................   196,000      734,849
#   Sumitomo Rubber Industries, Ltd.....................   384,500    5,793,636
    Suzuken Co., Ltd....................................   131,450    4,651,110
    Suzuki Motor Corp...................................   463,300   16,128,400
    T&D Holdings, Inc................................... 2,073,500   31,574,713
    Taisho Pharmaceutical Holdings Co., Ltd.............    26,699    1,791,492
    Takashimaya Co., Ltd................................   753,634    7,209,366
    TDK Corp............................................   492,800   34,458,797
    Teijin, Ltd......................................... 3,858,450   14,082,098
    Tokai Rika Co., Ltd.................................   165,500    4,158,345
    Tokio Marine Holdings, Inc..........................   283,900   11,822,466
    Tokyo Broadcasting System Holdings, Inc.............    20,600      300,187
    Toppan Printing Co., Ltd............................ 1,032,000    8,968,027
    Toshiba Corp........................................ 5,806,000   17,745,979
    Toshiba TEC Corp....................................    36,000      188,779
    Tosoh Corp.......................................... 1,636,000    8,528,643
    Toyo Seikan Group Holdings, Ltd.....................   284,849    4,438,514
    Toyobo Co., Ltd.....................................   664,000      990,242
    Toyoda Gosei Co., Ltd...............................   203,600    4,498,846
    Toyota Boshoku Corp.................................   156,600    2,839,974
    Toyota Tsusho Corp..................................   890,000   22,560,092

                                     1864

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Ube Industries, Ltd............................... 3,078,000 $    5,383,413
    Ushio, Inc........................................    36,800        450,861
    Wacoal Holdings Corp..............................   172,000      2,195,010
#   Yamada Denki Co., Ltd............................. 1,608,100      6,144,781
#   Yamaguchi Financial Group, Inc....................   510,148      6,811,119
    Yamaha Corp.......................................   152,400      3,586,868
#   Yamato Kogyo Co., Ltd.............................    40,700        955,492
    Yamazaki Baking Co., Ltd..........................    63,000      1,003,664
    Yokohama Rubber Co., Ltd. (The)...................   193,000      3,816,984
    Zeon Corp.........................................    61,000        591,001
                                                                 --------------
TOTAL JAPAN...........................................            2,143,991,353
                                                                 --------------
NETHERLANDS -- (2.9%)
    Aegon NV.......................................... 2,968,551     22,833,318
    Akzo Nobel NV.....................................    32,273      2,309,296
#   ArcelorMittal(B03XPL1)............................ 3,474,174     31,359,253
#   ArcelorMittal(B295F26)............................   638,488      5,759,162
    Boskalis Westminster NV...........................   176,998      8,647,663
    ING Groep NV...................................... 6,479,202    110,192,793
    ING Groep NV Sponsored ADR........................ 1,297,167     22,025,896
    Koninklijke DSM NV................................   667,693     38,104,891
#   Koninklijke KPN NV................................ 3,251,631     12,847,456
    Koninklijke Philips NV(5986622)................... 1,430,179     39,853,675
    Koninklijke Philips NV(500472303).................    75,871      2,109,973
    TNT Express NV....................................    72,118        603,557
                                                                 --------------
TOTAL NETHERLANDS.....................................              296,646,933
                                                                 --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............   691,489      2,468,203
    Contact Energy, Ltd............................... 1,249,661      4,082,265
#   Fletcher Building, Ltd............................   783,576      4,094,542
                                                                 --------------
TOTAL NEW ZEALAND.....................................               10,645,010
                                                                 --------------
NORWAY -- (0.6%)
    Aker ASA Class A..................................    31,804        663,577
    DNB ASA...........................................   508,759      8,294,011
    Norsk Hydro ASA................................... 1,118,419      4,170,819
    Norsk Hydro ASA Sponsored ADR.....................    59,900        226,422
#   Seadrill, Ltd.....................................   589,436      5,251,875
    SpareBank 1 SR-Bank ASA...........................    70,549        418,803
    Statoil ASA....................................... 1,168,285     19,695,699
#   Statoil ASA Sponsored ADR.........................   491,223      8,306,581
*   Storebrand ASA....................................   777,915      3,133,366
*   Subsea 7 SA.......................................   669,306      5,864,008
    Yara International ASA............................    22,709      1,129,868
                                                                 --------------
TOTAL NORWAY..........................................               57,155,029
                                                                 --------------
PORTUGAL -- (0.0%)
*   Banco Comercial Portugues SA...................... 6,525,893        500,032
*   Banco Espirito Santo SA........................... 2,631,973             --

                                     1865

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
PORTUGAL -- (Continued)
    EDP Renovaveis SA..................................    541,158 $  3,959,671
                                                                   ------------
TOTAL PORTUGAL.........................................               4,459,703
                                                                   ------------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd....................................  4,081,800    9,578,625
    City Developments, Ltd.............................    709,400    4,828,032
    DBS Group Holdings, Ltd............................    136,787    2,013,807
    Frasers Centrepoint, Ltd...........................    439,400      535,397
    Golden Agri-Resources, Ltd......................... 13,223,300    3,034,530
    GuocoLand, Ltd.....................................      9,000       15,019
    Hutchison Port Holdings Trust...................... 12,678,000    7,609,158
#   Noble Group, Ltd................................... 15,073,900    5,002,610
    Olam International, Ltd............................    466,600      625,281
    OUE, Ltd...........................................    269,000      379,718
    Oversea-Chinese Banking Corp., Ltd.................  1,784,109   13,379,135
#   SembCorp Industries, Ltd...........................    943,300    2,453,521
    Singapore Airlines, Ltd............................  2,371,600   18,552,849
#   United Industrial Corp., Ltd.......................  2,006,113    4,898,377
    UOL Group, Ltd.....................................  1,001,864    4,894,585
    Venture Corp., Ltd.................................    447,100    2,558,311
    Wheelock Properties Singapore, Ltd.................    783,400      990,034
    Wilmar International, Ltd..........................  4,154,000    9,686,625
                                                                   ------------
TOTAL SINGAPORE........................................              91,035,614
                                                                   ------------
SPAIN -- (2.6%)
    Acciona SA.........................................     94,122    7,606,673
#   Banco de Sabadell SA............................... 16,358,593   37,269,136
#   Banco Popular Espanol SA...........................  3,621,992   16,633,794
    Banco Santander SA.................................  8,612,017   59,549,614
    Banco Santander SA Sponsored ADR...................    776,922    5,290,839
    CaixaBank SA.......................................  1,442,582    6,437,769
    Iberdrola SA....................................... 14,302,198  100,876,865
#   Mapfre SA..........................................  1,275,685    4,106,223
    Repsol SA..........................................  1,672,743   28,112,803
                                                                   ------------
TOTAL SPAIN............................................             265,883,716
                                                                   ------------
SWEDEN -- (2.9%)
    Boliden AB.........................................  1,081,129   19,964,910
    Holmen AB Class A..................................      5,131      146,833
    Holmen AB Class B..................................     26,875      766,715
    ICA Gruppen AB.....................................      2,667       97,330
    Meda AB Class A....................................    308,435    5,026,150
    Nordea Bank AB.....................................  3,699,255   46,058,766
    Skandinaviska Enskilda Banken AB Class A...........  3,806,534   45,824,832
    Skandinaviska Enskilda Banken AB Class C...........     22,560      265,705
#*  SSAB AB Class A....................................    181,327      863,324
*   SSAB AB Class B....................................     77,575      322,120
    Svenska Cellulosa AB SCA Class A...................     69,959    1,985,184
    Svenska Cellulosa AB SCA Class B...................  2,234,256   63,574,503
    Svenska Handelsbanken AB Class A...................    771,745   11,811,020
    Svenska Handelsbanken AB Class B...................      6,702      102,798
    Swedbank AB Class A................................    214,941    5,034,814

                                     1866

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWEDEN -- (Continued)
    Tele2 AB Class B...................................    769,342 $  8,006,882
    Telefonaktiebolaget LM Ericsson Class A............     28,098      282,665
    Telefonaktiebolaget LM Ericsson Class B............  4,879,427   52,171,056
    Telefonaktiebolaget LM Ericsson Sponsored ADR......    834,580    8,955,043
    TeliaSonera AB.....................................  3,717,354   22,591,202
                                                                   ------------
TOTAL SWEDEN...........................................             293,851,852
                                                                   ------------
SWITZERLAND -- (8.3%)
    ABB, Ltd...........................................  4,296,392   87,388,680
#   ABB, Ltd. Sponsored ADR............................    155,117    3,145,773
    Adecco SA..........................................    571,300   47,682,093
    Aryzta AG..........................................    244,085   12,384,301
    Baloise Holding AG.................................    200,163   25,502,449
    Banque Cantonale Vaudoise..........................        468      303,414
    Cie Financiere Richemont SA........................    784,849   67,743,011
    Clariant AG........................................    951,816   18,987,021
    Credit Suisse Group AG.............................    960,727   28,342,192
#   Credit Suisse Group AG Sponsored ADR...............  1,010,868   29,770,063
*   Dufry AG...........................................      7,921    1,098,432
    Julius Baer Group, Ltd.............................    280,823   15,535,051
    LafargeHolcim, Ltd.(7110753).......................    887,877   61,777,092
*   LafargeHolcim, Ltd.(BZ3DNX4).......................    467,388   32,369,275
    Lonza Group AG.....................................    162,986   23,625,565
    Novartis AG........................................    264,363   27,431,395
    Novartis AG ADR....................................      5,868      608,805
    Sulzer AG..........................................     50,596    5,195,460
    Swatch Group AG (The)(7184736).....................     46,814    3,836,944
#   Swatch Group AG (The)(7184725).....................     35,102   15,117,309
    Swiss Life Holding AG..............................     75,209   17,745,369
    Swiss Re AG........................................  1,037,390   93,320,484
    Syngenta AG........................................    100,750   41,506,035
    UBS Group AG(BRJL176)..............................  2,463,478   56,638,046
*   UBS Group AG(H42097107)............................    500,015   11,530,346
    Zurich Insurance Group AG..........................    342,187  104,199,222
                                                                   ------------
TOTAL SWITZERLAND......................................             832,783,827
                                                                   ------------
UNITED KINGDOM -- (16.9%)
    Anglo American P.L.C...............................  3,418,604   43,105,141
    Aviva P.L.C........................................  2,212,396   17,989,394
    Barclays P.L.C..................................... 13,417,499   60,508,112
    Barclays P.L.C. Sponsored ADR......................  5,796,226  104,216,143
    Barratt Developments P.L.C.........................  1,006,942    9,965,261
    BP P.L.C...........................................  1,912,816   11,782,434
    BP P.L.C. Sponsored ADR............................  8,462,341  312,852,746
    Carnival P.L.C.....................................    382,259   21,187,793
#   Carnival P.L.C. ADR................................    135,485    7,497,740
    Glencore P.L.C..................................... 11,324,034   36,691,151
    HSBC Holdings P.L.C................................ 12,699,935  114,711,502
    HSBC Holdings P.L.C. Sponsored ADR.................  2,347,501  105,801,870
    Investec P.L.C.....................................    776,855    7,085,162
#   J Sainsbury P.L.C..................................  5,377,115   22,211,598
    Kingfisher P.L.C...................................  6,997,686   39,417,831

                                     1867

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
UNITED KINGDOM -- (Continued)
      Lloyds Banking Group P.L.C.................... 25,852,830 $    33,665,791
#     Lloyds Banking Group P.L.C. ADR...............  1,322,959       6,958,764
*     Lonmin P.L.C..................................     99,585          80,948
      Old Mutual P.L.C..............................  9,672,569      31,989,046
      Pearson P.L.C. Sponsored ADR..................  1,176,118      21,946,362
*     Royal Bank of Scotland Group P.L.C............  3,666,673      19,556,102
*     Royal Bank of Scotland Group P.L.C. Sponsored
        ADR.........................................    400,166       4,265,770
      Royal Dutch Shell P.L.C.(B03MLX2).............    578,802      16,590,417
      Royal Dutch Shell P.L.C.(B03MM40).............    255,146       7,387,768
#     Royal Dutch Shell P.L.C. ADR(B03MM73).........  3,323,210     193,244,661
      Royal Dutch Shell P.L.C. ADR(780259206).......  1,178,638      67,748,112
      RSA Insurance Group P.L.C.....................    479,027       3,841,936
      Standard Chartered P.L.C......................  5,177,189      79,161,856
      Vedanta Resources P.L.C.......................     15,000          93,319
      Vodafone Group P.L.C.......................... 42,105,200     159,494,351
      Vodafone Group P.L.C. Sponsored ADR...........  2,964,706     112,006,603
      WM Morrison Supermarkets P.L.C................  9,456,529      26,910,573
                                                                ---------------
TOTAL UNITED KINGDOM................................              1,699,966,257
                                                                ---------------
TOTAL COMMON STOCKS.................................              9,472,817,378
                                                                ---------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Bayerische Motoren Werke AG...................     13,756       1,076,696
      Porsche Automobil Holding SE..................    242,713      18,293,479
      Volkswagen AG.................................    364,511      73,111,106
                                                                ---------------
TOTAL GERMANY.......................................                 92,481,281
                                                                ---------------
TOTAL PREFERRED STOCKS..............................                 92,481,281
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund................ 43,631,468     504,816,089
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,290,731,059)^^.........................              $10,070,114,748
                                                                ===============

                                     1868

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia.................. $   55,888,260 $  563,214,845   --    $   619,103,105
   Austria....................             --     14,120,586   --         14,120,586
   Belgium....................      4,773,696    131,742,410   --        136,516,106
   Canada.....................    642,284,109             --   --        642,284,109
   Denmark....................             --    150,068,968   --        150,068,968
   Finland....................      2,131,116     67,562,600   --         69,693,716
   France.....................      4,333,477    922,924,906   --        927,258,383
   Germany....................     70,355,748    666,565,383   --        736,921,131
   Hong Kong..................     29,440,394    241,715,467   --        271,155,861
   Ireland....................      6,394,067     21,563,577   --         27,957,644
   Israel.....................        919,622     38,692,322   --         39,611,944
   Italy......................     24,597,698    117,108,833   --        141,706,531
   Japan......................     63,540,761  2,080,450,592   --      2,143,991,353
   Netherlands................     29,895,031    266,751,902   --        296,646,933
   New Zealand................             --     10,645,010   --         10,645,010
   Norway.....................     13,784,878     43,370,151   --         57,155,029
   Portugal...................             --      4,459,703   --          4,459,703
   Singapore..................             --     91,035,614   --         91,035,614
   Spain......................      5,290,839    260,592,877   --        265,883,716
   Sweden.....................      8,955,043    284,896,809   --        293,851,852
   Switzerland................     77,424,262    755,359,565   --        832,783,827
   United Kingdom.............    936,538,771    763,427,486   --      1,699,966,257
Preferred Stocks
   Germany....................             --     92,481,281   --         92,481,281
Securities Lending Collateral.             --    504,816,089   --        504,816,089
                               -------------- --------------   --    ---------------
TOTAL......................... $1,976,547,772 $8,093,566,976   --    $10,070,114,748
                               ============== ==============   ==    ===============

                                     1869

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (18.5%)
    Accordia Golf Co., Ltd...............................   350,289 $ 3,692,356
    Adastria Co., Ltd....................................    97,320   4,702,977
#   Aeon Fantasy Co., Ltd................................    54,232     832,881
#*  AGORA Hospitality Group Co., Ltd.....................   591,000     223,832
    Ahresty Corp.........................................   123,400     951,972
#*  Aigan Co., Ltd.......................................    95,200     202,770
    Aisan Industry Co., Ltd..............................   201,800   1,856,778
#   Akebono Brake Industry Co., Ltd......................   436,100   1,311,647
#   Alpen Co., Ltd.......................................   109,300   1,725,073
    Alpha Corp...........................................    30,400     326,402
    Alpine Electronics, Inc..............................   277,500   4,571,902
    Amiyaki Tei Co., Ltd.................................    23,800     954,070
#   Amuse, Inc...........................................    24,999     815,381
*   Anrakutei Co., Ltd...................................    22,000      85,168
    AOI Pro, Inc.........................................    44,800     382,904
    AOKI Holdings, Inc...................................   268,400   3,465,363
    Aoyama Trading Co., Ltd..............................   307,000  12,196,350
    Arata Corp...........................................    20,400     339,145
    Arcland Sakamoto Co., Ltd............................    88,100   2,136,508
    ARCLAND SERVICE Co., Ltd.............................     3,900     181,214
    Asahi Broadcasting Corp..............................    21,200     162,150
#   Asahi Co., Ltd.......................................    92,300   1,105,577
    Asante, Inc..........................................     6,900     107,714
#   Asatsu-DK, Inc.......................................   198,500   4,460,160
#   Ashimori Industry Co., Ltd...........................   310,000     509,496
#   Atom Corp............................................   240,800   1,730,000
    Atsugi Co., Ltd......................................   743,000     695,081
    Autobacs Seven Co., Ltd..............................   398,500   7,225,668
#   Avex Group Holdings, Inc.............................   237,300   3,986,492
    Belluna Co., Ltd.....................................   246,500   1,476,381
#   Best Denki Co., Ltd..................................   370,800     448,570
#   Bic Camera, Inc......................................   483,600   5,478,863
    Bookoff Corp.........................................    63,300     468,429
    Broccoli Co., Ltd....................................    14,000      57,399
#   BRONCO BILLY Co., Ltd................................    40,600     825,964
    Calsonic Kansei Corp................................. 1,015,000   7,403,710
#   Can Do Co., Ltd......................................    63,500     791,293
#   Central Sports Co., Ltd..............................    31,800     638,478
    CHIMNEY Co., Ltd.....................................    26,600     747,653
    Chiyoda Co., Ltd.....................................   150,900   4,006,213
    Chofu Seisakusho Co., Ltd............................    83,800   1,846,622
#   Chori Co., Ltd.......................................    71,800   1,108,543
    Chuo Spring Co., Ltd.................................   196,000     510,337
#   Clarion Co., Ltd.....................................   782,000   2,236,248
    Cleanup Corp.........................................   129,700     959,770
#   Colowide Co., Ltd....................................   347,000   5,424,565
    Corona Corp..........................................    80,100     803,942
    Cross Plus, Inc......................................    22,000     132,560
    DA Consortium, Inc...................................   144,000     542,121
#   Daido Metal Co., Ltd.................................   184,600   1,754,469
#   Daidoh, Ltd..........................................   137,200     564,521

                                     1870

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Daiichikosho Co., Ltd.................................   189,100 $7,435,269
    Daikoku Denki Co., Ltd................................    43,400    625,617
    Dainichi Co., Ltd.....................................    49,300    295,429
    Daisyo Corp...........................................    47,200    614,236
    DCM Holdings Co., Ltd.................................   530,600  4,830,044
    Descente, Ltd.........................................   247,000  3,645,414
    Doshisha Co., Ltd.....................................   141,100  2,613,392
    Doutor Nichires Holdings Co., Ltd.....................   184,486  2,967,702
    Dunlop Sports Co., Ltd................................    75,300    725,737
    Dynic Corp............................................   174,000    256,711
    Eagle Industry Co., Ltd...............................   147,200  2,964,245
#   EDION Corp............................................   513,900  3,392,478
    Exedy Corp............................................   193,000  4,770,401
#   F-Tech, Inc...........................................    32,100    312,006
#   FCC Co., Ltd..........................................   209,700  3,294,363
#   Fields Corp...........................................    67,800  1,093,668
    Fine Sinter Co., Ltd..................................    49,000    140,022
#   First Juken Co., Ltd..................................    19,600    222,425
#   Foster Electric Co., Ltd..............................   130,500  2,681,445
    France Bed Holdings Co., Ltd..........................   691,000  1,064,264
#   FTGroup Co., Ltd......................................    18,900    341,438
#   Fuji Co., Ltd.........................................   109,900  2,452,361
#   Fuji Corp., Ltd.......................................   131,000    736,552
    Fuji Kiko Co., Ltd....................................   144,000    733,765
#   Fuji Kyuko Co., Ltd...................................   214,000  2,136,621
    Fuji Oozx, Inc........................................     6,000     26,029
    Fujibo Holdings, Inc..................................   742,000  1,429,781
#   Fujikura Rubber, Ltd..................................    80,200    449,553
#   Fujishoji Co., Ltd....................................    34,400    397,649
#   Fujita Kanko, Inc.....................................   134,000    456,581
    Fujitsu General, Ltd..................................   370,000  5,250,171
    FuKoKu Co., Ltd.......................................    40,800    377,340
    Funai Electric Co., Ltd...............................    39,800    442,577
#   Furukawa Battery Co., Ltd. (The)......................    95,000    688,138
    Futaba Industrial Co., Ltd............................   320,000  1,354,060
    G-7 Holdings, Inc.....................................    29,200    409,070
    G-Tekt Corp...........................................   100,000    925,957
    Gakken Holdings Co., Ltd..............................   313,000    620,780
#   Genki Sushi Co., Ltd..................................     9,100    183,365
#   Geo Holdings Corp.....................................   213,200  2,935,820
#   GLOBERIDE, Inc........................................   623,000    828,344
    Goldwin, Inc..........................................   177,000  1,305,108
#   Gourmet Kineya Co., Ltd...............................    85,000    674,559
    GSI Creos Corp........................................   335,000    361,944
#   Gulliver International Co., Ltd.......................   387,900  3,844,983
    Gunze, Ltd............................................ 1,080,000  2,934,792
#   H-One Co., Ltd........................................    67,500    383,295
#   Hagihara Industries, Inc..............................    26,600    436,218
    Hakuyosha Co., Ltd....................................    65,000    145,143
    Happinet Corp.........................................    93,800    990,785
    Hard Off Corp. Co., Ltd...............................    55,700    692,287
    Haruyama Trading Co., Ltd.............................    47,900    287,590
    Heiwa Corp............................................    52,900  1,161,687

                                     1871

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    HI-LEX Corp...........................................    56,000 $1,797,785
#   Hiday Hidaka Corp.....................................    74,956  1,825,151
#   Himaraya Co., Ltd.....................................    35,900    328,790
#   Hiramatsu, Inc........................................   160,700  1,022,290
    Honeys Co., Ltd.......................................   106,040    883,251
#   Hoosiers Holdings.....................................   181,100    729,167
    Ichibanya Co., Ltd....................................    47,200  2,002,472
    Ichikoh Industries, Ltd...............................   286,000    624,072
#   IJT Technology Holdings Co., Ltd......................   124,680    498,175
    Ikyu Corp.............................................   118,800  2,489,969
#   Imasen Electric Industrial............................    89,600    899,677
#   Imperial Hotel, Ltd...................................    13,000    297,210
    Intage Holdings, Inc..................................    84,800  1,420,216
*   Izuhakone Railway Co., Ltd............................       300         --
#*  Izutsuya Co., Ltd.....................................   617,000    383,684
#*  Janome Sewing Machine Co., Ltd........................ 1,064,000  1,096,873
    Japan Vilene Co., Ltd.................................   157,000  1,044,193
    Japan Wool Textile Co., Ltd. (The)....................   343,000  2,702,246
    Jin Co., Ltd..........................................    80,000  3,896,728
#   Joban Kosan Co., Ltd..................................   342,000    430,279
    Joshin Denki Co., Ltd.................................   205,000  1,618,635
#   JP-Holdings, Inc......................................   298,800    817,000
#   JVC Kenwood Corp......................................   932,030  2,186,978
#   K's Holdings Corp.....................................   182,200  5,792,958
*   Kadokawa Dwango.......................................   246,233  2,934,299
#*  Kappa Create Holdings Co., Ltd........................    34,100    359,525
    Kasai Kogyo Co., Ltd..................................   138,300  1,629,448
#   Kawai Musical Instruments Manufacturing Co., Ltd......    45,200    750,306
#   Keihin Corp...........................................   267,500  3,799,016
#   Keiyo Co., Ltd........................................   176,200    814,058
#   KFC Holdings Japan, Ltd...............................    75,000  1,387,223
#*  Kintetsu Department Store Co., Ltd....................   169,000    463,261
    Kinugawa Rubber Industrial Co., Ltd...................   282,000  1,552,487
    Kitamura Co., Ltd.....................................     2,000     12,810
*   KNT-CT Holdings Co., Ltd..............................   643,000  1,129,021
#   Kohnan Shoji Co., Ltd.................................   188,500  2,561,239
#   Kojima Co., Ltd.......................................   162,600    538,454
#   Komatsu Seiren Co., Ltd...............................   134,400    681,707
#   Komehyo Co., Ltd......................................    10,800    337,263
    Komeri Co., Ltd.......................................   191,400  4,615,417
#   Konaka Co., Ltd.......................................   122,460    677,118
    Koshidaka Holdings Co., Ltd...........................    50,000  1,123,771
    Kourakuen Holdings Corp...............................    39,800    501,160
#   KU Holdings Co., Ltd..................................   132,600    845,077
    Kura Corp.............................................    69,200  2,132,039
    Kurabo Industries, Ltd................................ 1,276,000  2,673,399
#   Kuraudia Co., Ltd.....................................    10,200     52,322
#   KYB Co., Ltd.......................................... 1,140,000  3,876,002
#   Kyoritsu Maintenance Co., Ltd.........................    70,831  5,023,503
#   Kyoto Kimono Yuzen Co., Ltd...........................    57,200    473,452
    LEC, Inc..............................................    41,600    456,694
    Look, Inc.............................................   228,000    389,850
#   Mamiya-Op Co., Ltd....................................   322,000    485,488

                                     1872

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   Mars Engineering Corp................................    49,100 $   841,063
#*  Maruei Department Store Co., Ltd.....................    17,000      18,218
#*  Maruzen CHI Holdings Co., Ltd........................    29,800      95,620
    Matsuya Co., Ltd.....................................    49,000     919,405
    Matsuya Foods Co., Ltd...............................    48,000     934,542
    Meiko Network Japan Co., Ltd.........................   126,400   1,401,279
    Meiwa Estate Co., Ltd................................    56,900     265,822
    Mikuni Corp..........................................   118,000     500,496
    Misawa Homes Co., Ltd................................   164,000   1,331,647
    Mitsuba Corp.........................................   208,690   4,616,977
    Mitsui Home Co., Ltd.................................   165,000     779,589
    Mizuno Corp..........................................   582,000   2,788,858
    Monogatari Corp. (The)...............................    25,700     929,937
#*  Mr Max Corp..........................................   119,000     442,349
    Murakami Corp........................................    11,000     193,258
    Musashi Seimitsu Industry Co., Ltd...................   129,900   2,365,128
    Nafco Co., Ltd.......................................    33,300     553,183
    Nagawa Co., Ltd......................................     9,200     258,261
#*  Naigai Co., Ltd...................................... 1,409,000     772,814
    Nakayamafuku Co., Ltd................................     9,500      66,815
    Next Co., Ltd........................................   282,000   2,107,144
#   Nexyz Corp...........................................    11,900      88,278
    Nice Holdings, Inc...................................   447,000     751,544
    Nifco, Inc...........................................   287,200  12,409,038
    Nihon Eslead Corp....................................    33,900     345,495
    Nihon House Holdings Co., Ltd........................   229,200   1,074,456
#   Nihon Plast Co., Ltd.................................    39,000     257,006
    Nihon Tokushu Toryo Co., Ltd.........................    60,000     448,240
    Nippon Felt Co., Ltd.................................    58,200     250,215
    Nippon Piston Ring Co., Ltd..........................   486,000     837,963
    Nippon Seiki Co., Ltd................................   218,400   4,363,553
    Nishikawa Rubber Co., Ltd............................    15,000     256,884
    Nishimatsuya Chain Co., Ltd..........................   244,500   2,352,080
    Nissan Shatai Co., Ltd...............................    19,800     250,947
    Nissan Tokyo Sales Holdings Co., Ltd.................   216,800     662,655
    Nissei Build Kogyo Co., Ltd..........................   329,000   1,037,124
#*  Nissen Holdings Co., Ltd.............................    59,900     114,031
    Nissin Kogyo Co., Ltd................................   223,700   3,504,720
    Nittan Valve Co., Ltd................................    82,800     304,336
    Nojima Corp..........................................    36,200     407,926
    Ohashi Technica, Inc.................................    35,700     449,747
#   Ohsho Food Service Corp..............................    70,500   2,364,589
    Onward Holdings Co., Ltd.............................   736,000   4,769,972
    Ootoya Holdings Co., Ltd.............................     1,400      21,556
#   OPT Holding, Inc.....................................    79,200     417,197
#   Otsuka Kagu, Ltd.....................................    38,600     600,129
    Pacific Industrial Co., Ltd..........................   239,600   2,339,739
    Pal Co., Ltd.........................................    69,600   2,196,206
    Paltac Corp..........................................   195,534   3,806,035
    PanaHome Corp........................................   496,200   3,122,712
    Parco Co., Ltd.......................................   114,700   1,140,249
    Paris Miki Holdings, Inc.............................   151,200     570,722
    PC Depot Corp........................................     8,200      73,800

                                     1873

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    PIA Corp..............................................    11,000 $  210,537
    Piolax, Inc...........................................    56,700  2,921,961
*   Pioneer Corp.......................................... 1,926,100  3,602,442
    Plenus Co., Ltd.......................................   133,800  2,251,729
#   Press Kogyo Co., Ltd..................................   598,000  2,611,642
#   Pressance Corp........................................    39,600  1,403,187
#   Proto Corp............................................    63,000    985,625
    Renaissance, Inc......................................    58,600    686,241
#*  Renown, Inc...........................................   336,200    498,814
#   Resort Solution Co., Ltd..............................   175,000    482,551
    Rhythm Watch Co., Ltd.................................   578,000    792,359
#   Riberesute Corp.......................................    17,900    113,176
#   Right On Co., Ltd.....................................    87,425    732,600
    Riken Corp............................................   522,000  1,973,784
    Ringer Hut Co., Ltd...................................    84,600  1,998,252
*   Riso Kyoiku Co., Ltd..................................    62,900    156,648
    Round One Corp........................................   433,400  2,131,949
#   Royal Holdings Co., Ltd...............................   179,200  3,129,130
    Sac's Bar Holdings, Inc...............................   101,450  1,892,271
    Saizeriya Co., Ltd....................................   189,400  4,408,275
#   Sakai Ovex Co., Ltd...................................   367,000    585,585
    San Holdings, Inc.....................................    15,400    214,619
#   Sanden Holdings Corp..................................   686,000  2,925,698
    Sanei Architecture Planning Co., Ltd..................    52,200    610,752
    Sangetsu Co., Ltd.....................................   346,050  5,701,751
#   Sanko Marketing Foods Co., Ltd........................    27,800    210,614
    Sankyo Seiko Co., Ltd.................................   183,400    715,357
    Sanoh Industrial Co., Ltd.............................   136,500    899,160
    Sanyo Electric Railway Co., Ltd.......................   189,000    719,437
    Sanyo Housing Nagoya Co., Ltd.........................    37,500    343,864
    Sanyo Shokai, Ltd.....................................   669,000  1,833,898
#   Sato Restaurant Systems Co., Ltd......................    79,900    609,640
#   Scroll Corp...........................................   166,300    499,727
#   Seiko Holdings Corp................................... 1,031,407  5,519,969
    Seiren Co., Ltd.......................................   292,400  2,894,391
#   Senshukai Co., Ltd....................................   182,900  1,197,789
#   Septeni Holdings Co., Ltd.............................    69,900    904,474
    Seria Co., Ltd........................................   118,300  5,337,230
#   Shidax Corp...........................................    93,300    395,866
    Shikibo, Ltd..........................................   779,000    754,033
    Shimachu Co., Ltd.....................................   297,200  8,237,786
    Shimojima Co., Ltd....................................    25,900    226,082
    Shiroki Corp..........................................   285,000    826,636
#   Shobunsha Publications, Inc...........................   265,800  1,891,208
#   Shochiku Co., Ltd.....................................   163,000  1,337,887
    Shoei Co., Ltd........................................     7,700    136,045
    Showa Corp............................................   317,500  2,923,357
    SKY Perfect JSAT Holdings, Inc........................    23,100    115,957
    SNT Corp..............................................    86,200    411,893
#   Soft99 Corp...........................................    68,600    435,009
    Sotoh Co., Ltd........................................    41,400    343,570
    SPK Corp..............................................    19,800    375,294
    St Marc Holdings Co., Ltd.............................    97,600  3,397,013

                                     1874

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
#   Starts Corp., Inc.....................................   162,200 $2,783,923
    Step Co., Ltd.........................................    40,700    350,738
    Studio Alice Co., Ltd.................................    61,300  1,093,852
    Suminoe Textile Co., Ltd..............................   332,000    872,190
    Sumitomo Forestry Co., Ltd............................   277,666  3,292,890
    Sumitomo Riko Co, Ltd.................................   231,500  1,866,570
    Suncall Corp..........................................    27,000    146,516
    T RAD Co., Ltd........................................   412,000    780,724
    T-Gaia Corp...........................................   178,300  3,102,778
#   Tachi-S Co., Ltd......................................   162,840  2,254,554
#   Tachikawa Corp........................................    50,800    369,550
    Taiho Kogyo Co., Ltd..................................    98,200  1,272,797
    Takamatsu Construction Group Co., Ltd.................    80,000  1,661,766
#*  Takata Corp...........................................   168,000  1,699,870
    Take And Give Needs Co., Ltd..........................    54,070    345,961
    Takihyo Co., Ltd......................................    76,000    289,332
#   Tama Home Co., Ltd....................................    95,900    426,376
    Tamron Co., Ltd.......................................   108,300  2,261,485
#*  TASAKI & Co., Ltd.....................................    15,100    256,810
    TBK Co., Ltd..........................................   115,600    531,106
*   Ten Allied Co., Ltd...................................    45,600    160,600
    Tigers Polymer Corp...................................    50,600    305,199
#   Toa Corp..............................................   138,500  1,483,138
#   Toabo Corp............................................    54,799    295,623
#   Toei Animation Co., Ltd...............................    20,700    652,939
    Toei Co., Ltd.........................................   409,000  2,928,171
    Tohokushinsha Film Corp...............................    22,500    174,811
    Tokai Rika Co., Ltd...................................   140,800  3,537,734
    Token Corp............................................    46,650  3,050,328
    Tokyo Dome Corp....................................... 1,194,200  5,024,311
#   Tokyo Individualized Educational Institute, Inc.......    79,400    420,853
    Tokyotokeiba Co., Ltd.................................   608,000  1,451,429
#   Tokyu Recreation Co., Ltd.............................    79,000    488,090
#   Tomy Co., Ltd.........................................   374,293  2,063,453
    Topre Corp............................................   229,900  4,451,919
    Toridoll.corp.........................................   146,300  2,099,159
    Tosho Co., Ltd........................................    43,800  1,058,594
    Tow Co., Ltd..........................................    26,700    133,252
    TPR Co., Ltd..........................................   131,000  3,836,575
    TS Tech Co., Ltd......................................   151,200  4,264,032
    TSI Holdings Co., Ltd.................................   430,795  3,047,957
#   Tsukada Global Holdings, Inc..........................   109,400    690,504
    Tsukamoto Corp. Co., Ltd..............................   190,000    222,157
    Tsutsumi Jewelry Co., Ltd.............................    47,200  1,024,062
    Tv Tokyo Holdings Corp................................    33,700    531,461
    Tyo, Inc..............................................   329,800    529,299
#   U-Shin, Ltd...........................................   126,900    790,972
    Umenohana Co., Ltd....................................     1,000     21,735
    Unipres Corp..........................................   230,700  4,423,329
    United Arrows, Ltd....................................   138,400  5,517,925
*   Unitika, Ltd.......................................... 3,137,000  1,467,138
#   Universal Entertainment Corp..........................    90,900  2,283,931
#*  Usen Corp.............................................   750,180  2,175,892

                                     1875

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
Consumer Discretionary -- (Continued)
    Village Vanguard Co., Ltd............................  32,100 $    420,861
#   VT Holdings Co., Ltd................................. 493,000    3,057,806
    Wacoal Holdings Corp................................. 675,000    8,614,136
*   Watabe Wedding Corp..................................   9,600       51,951
#*  WATAMI Co., Ltd...................................... 134,200    1,102,452
#   West Holdings Corp...................................  96,800      719,067
    Workman Co., Ltd.....................................     900       56,814
    Wowow, Inc...........................................  51,000    1,496,926
    Xebio Co., Ltd....................................... 156,500    2,956,329
#   Yachiyo Industry Co., Ltd............................  21,400      183,903
#   Yamato International, Inc............................   8,200       28,840
    Yellow Hat, Ltd......................................  92,700    1,880,735
    Yomiuri Land Co., Ltd................................ 247,000      858,155
    Yondoshi Holdings, Inc............................... 111,420    2,374,181
#   Yonex Co., Ltd.......................................  44,300      839,868
    Yorozu Corp.......................................... 110,100    2,272,783
    Yoshinoya Holdings Co., Ltd.......................... 323,100    3,880,226
    Yutaka Giken Co., Ltd................................   3,100       64,736
#   Zenrin Co., Ltd...................................... 156,300    2,098,582
#*  Zensho Holdings Co., Ltd............................. 674,700    6,533,516
#   Zojirushi Corp....................................... 188,000    2,904,075
                                                                  ------------
Total Consumer Discretionary.............................          545,514,716
                                                                  ------------
Consumer Staples -- (9.1%)
    Aderans Co., Ltd..................................... 130,800    1,058,966
#   Aeon Hokkaido Corp................................... 324,100    1,730,905
#   Ain Pharmaciez, Inc.................................. 138,400    6,568,384
    Arcs Co., Ltd........................................ 195,000    4,272,946
    Ariake Japan Co., Ltd................................  86,100    3,726,672
    Artnature, Inc.......................................  94,900      809,814
    Axial Retailing Inc..................................  87,000    2,630,199
    Belc Co., Ltd........................................  59,100    2,085,873
    C'BON Cosmetics Co., Ltd.............................   2,400       52,492
    Cawachi, Ltd.........................................  88,000    1,405,787
    CFS Corp.............................................  24,500      249,171
    Chubu Shiryo Co., Ltd................................ 114,700      982,398
    Chuo Gyorui Co., Ltd.................................  93,000      205,511
    Coca-Cola West Co., Ltd.............................. 268,200    5,402,192
    Cocokara fine, Inc................................... 105,760    3,964,164
    CREATE SD HOLDINGS Co., Ltd..........................  54,800    3,330,827
    Daikokutenbussan Co., Ltd............................  35,800    1,383,313
#   Dr Ci:Labo Co., Ltd.................................. 165,600    3,034,459
    Dydo Drinco, Inc.....................................  42,700    1,783,901
    Earth Chemical Co., Ltd..............................  77,200    2,983,248
    Eco's Co., Ltd.......................................   3,500       33,923
    Fancl Corp........................................... 183,500    2,835,872
    Feed One Holdings Co., Ltd........................... 812,440    1,053,975
#*  First Baking Co., Ltd................................ 183,000      177,098
    Fuji Oil Co., Ltd.................................... 358,400    6,005,411
    Fujicco Co., Ltd..................................... 120,600    2,522,246
*   Fujiya Co., Ltd......................................  26,000       40,463
#   Genky Stores, Inc....................................  11,800    1,464,206
    Hagoromo Foods Corp..................................  39,000      377,729

                                     1876

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Staples -- (Continued)
#*  Hayashikane Sangyo Co., Ltd..........................   166,000 $  201,856
    Heiwado Co., Ltd.....................................   182,000  3,935,561
#   Hokkaido Coca-Cola Bottling Co., Ltd.................    87,000    449,307
    Hokuto Corp..........................................   131,300  2,623,417
    House Foods Group, Inc...............................    87,800  1,774,097
    Inageya Co., Ltd.....................................   175,100  2,073,742
    Ito En, Ltd..........................................    54,800  1,273,829
    Itochu-Shokuhin Co., Ltd.............................    26,600    933,007
    Itoham Foods, Inc....................................   858,800  4,758,901
    J-Oil Mills, Inc.....................................   580,000  1,965,497
#   Kakiyasu Honten Co., Ltd.............................    27,100    425,143
#   Kameda Seika Co., Ltd................................    72,000  3,016,742
    Kaneko Seeds Co., Ltd................................     2,200     21,191
    Kansai Super Market, Ltd.............................    18,300    122,808
    Kato Sangyo Co., Ltd.................................   117,200  2,700,952
    Kenko Mayonnaise Co., Ltd............................    50,300    693,117
    KEY Coffee, Inc......................................   109,700  1,908,311
    Kirindo Holdings Co., Ltd............................    29,300    331,560
#   Kobe Bussan Co., Ltd.................................    35,300  3,337,743
#   Kotobuki Spirits Co., Ltd............................    30,400    921,072
    Kusuri No Aoki Co., Ltd..............................    97,600  5,058,162
#   Kyokuyo Co., Ltd.....................................   576,000  1,300,937
    Life Corp............................................   178,200  5,439,048
#   Lion Corp............................................   997,000  8,572,279
    Mandom Corp..........................................   104,400  4,316,550
    Marudai Food Co., Ltd................................   632,000  2,502,677
    Maruha Nichiro Corp..................................   225,007  3,696,180
    Matsumotokiyoshi Holdings Co., Ltd...................   167,600  8,088,751
#   Maxvalu Nishinihon Co., Ltd..........................     5,600     74,178
#   Maxvalu Tokai Co., Ltd...............................    54,200    782,871
    Medical System Network Co., Ltd......................    78,200    318,448
#   Megmilk Snow Brand Co., Ltd..........................   258,500  4,058,244
    Meito Sangyo Co., Ltd................................    52,200    578,569
    Milbon Co., Ltd......................................    70,076  2,770,663
    Ministop Co., Ltd....................................    88,100  1,824,775
    Mitsubishi Shokuhin Co., Ltd.........................    85,300  1,891,816
    Mitsui Sugar Co., Ltd................................   533,850  2,304,455
    Miyoshi Oil & Fat Co., Ltd...........................   379,000    443,280
    Morinaga & Co., Ltd.................................. 1,134,000  4,944,895
    Morinaga Milk Industry Co., Ltd...................... 1,134,000  4,636,635
    Morozoff, Ltd........................................   154,000    496,646
    Nagatanien Co., Ltd..................................   131,000  1,152,583
    Nakamuraya Co., Ltd..................................   184,000    702,004
#   Natori Co., Ltd......................................    27,800    335,964
    Nichimo Co., Ltd.....................................   170,000    265,866
    Nichirei Corp........................................ 1,501,000  9,792,796
    Nihon Chouzai Co., Ltd...............................    15,480  1,130,178
#   Niitaka Co., Ltd.....................................     2,060     24,999
    Nippon Beet Sugar Manufacturing Co., Ltd.............   608,000  1,015,020
    Nippon Flour Mills Co., Ltd..........................   709,000  4,716,798
    Nippon Suisan Kaisha, Ltd............................ 1,480,200  4,663,119
    Nisshin Oillio Group, Ltd. (The).....................   679,000  2,934,055
    Nissin Sugar Co., Ltd................................    19,000    445,963

                                     1877

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
    Nitto Fuji Flour Milling Co., Ltd...................    64,000 $    178,537
    Noevir Holdings Co., Ltd............................    61,300    1,391,780
    Oenon Holdings, Inc.................................   307,000      529,786
#   OIE Sangyo Co., Ltd.................................    20,900      153,395
    Okuwa Co., Ltd......................................   117,000      960,440
    Olympic Group Corp..................................    63,100      372,120
    OUG Holdings, Inc...................................    29,000       69,020
    Prima Meat Packers, Ltd.............................   859,000    2,818,230
    Qol Co., Ltd........................................    52,600      890,921
#   Riken Vitamin Co., Ltd..............................    75,400    2,424,714
    Rock Field Co., Ltd.................................    58,800    1,530,254
#   Rokko Butter Co., Ltd...............................    45,600      644,644
#   S Foods, Inc........................................    75,562    1,529,024
    S&B Foods, Inc......................................       499       20,260
#   Sakata Seed Corp....................................   182,600    3,363,156
    San-A Co., Ltd......................................    98,700    5,114,054
    Sapporo Holdings, Ltd............................... 1,981,000    7,536,433
#   Shoei Foods Corp....................................    45,700      478,319
    Showa Sangyo Co., Ltd...............................   514,000    2,135,478
    Sogo Medical Co., Ltd...............................    55,800    1,907,466
    ST Corp.............................................    80,200      693,390
    Starzen Co., Ltd....................................   366,000    1,186,705
    Takara Holdings, Inc................................   980,300    8,063,953
#   Tobu Store Co., Ltd.................................   190,000      501,209
#   Toho Co., Ltd.......................................    42,400      837,579
#   Tohto Suisan Co., Ltd...............................   173,000      280,391
    Torigoe Co., Ltd. (The).............................    80,300      476,602
    Toyo Sugar Refining Co., Ltd........................   157,000      156,996
*   United Super Markets Holdings, Inc..................   248,100    2,323,935
#   UNY Group Holdings Co., Ltd......................... 1,468,300   10,146,672
    Valor Co., Ltd......................................   212,100    5,201,728
    Warabeya Nichiyo Co., Ltd...........................    83,460    2,244,302
#   Welcia Holdings Co., Ltd............................    87,200    4,458,055
#   Yaizu Suisankagaku Industry Co., Ltd................    46,100      376,648
    Yamatane Corp.......................................   520,000      863,876
#   Yamaya Corp.........................................    25,600      474,405
    Yaoko Co., Ltd......................................   102,800    5,079,823
#   Yokohama Reito Co., Ltd.............................   263,000    2,068,555
    Yomeishu Seizo Co., Ltd.............................    97,000      806,882
#   Yonekyu Corp........................................    28,100      636,949
    Yuasa Funashoku Co., Ltd............................   121,000      384,455
    Yutaka Foods Corp...................................     6,000       93,857
                                                                   ------------
Total Consumer Staples..................................            268,324,400
                                                                   ------------
Energy -- (1.0%)
#   BP Castrol K.K......................................    64,600      696,149
*   Cosmo Oil Co., Ltd.................................. 3,455,000    5,595,217
    Fuji Kosan Co., Ltd.................................    33,100      149,719
#   Fuji Oil Co., Ltd...................................   284,800    1,072,498
    Itochu Enex Co., Ltd................................   302,200    2,963,066
#   Japan Drilling Co., Ltd.............................    34,800      904,601
    Japan Oil Transportation Co., Ltd...................    84,000      165,348
    Mitsuuroko Group Holdings Co., Ltd..................   184,800      962,807

                                     1878

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
#   Modec, Inc...........................................    89,200 $ 1,238,495
    Nippon Coke & Engineering Co., Ltd................... 1,357,900   1,259,019
#   Nippon Gas Co., Ltd..................................   192,600   6,382,999
    Nippon Seiro Co., Ltd................................    64,000     136,840
#   Sala Corp............................................   124,900     598,301
    San-Ai Oil Co., Ltd..................................   310,000   2,164,097
#   Shinko Plantech Co., Ltd.............................   237,200   1,957,286
    Sinanen Co., Ltd.....................................   260,000     985,554
#   Toa Oil Co., Ltd.....................................   415,000     558,693
    Toyo Kanetsu K.K.....................................   624,000   1,131,831
                                                                    -----------
Total Energy.............................................            28,922,520
                                                                    -----------
Financials -- (10.8%)
    Aichi Bank, Ltd. (The)...............................    52,700   2,951,493
    Airport Facilities Co., Ltd..........................   132,770     698,130
#   Aizawa Securities Co., Ltd...........................   154,900   1,055,184
    Akita Bank, Ltd. (The)............................... 1,112,400   3,416,927
    Anabuki Kosan, Inc...................................    22,000      41,704
    Aomori Bank, Ltd. (The).............................. 1,186,000   3,786,579
#*  Ardepro Co., Ltd.....................................   165,700     163,021
    Asax Co., Ltd........................................     1,700      22,312
    Ashikaga Holdings Co., Ltd...........................    87,100     366,003
    Awa Bank, Ltd. (The)................................. 1,173,000   7,383,722
#   Bank of Iwate, Ltd. (The)............................   102,100   4,516,751
    Bank of Kochi, Ltd. (The)............................   279,000     366,794
#   Bank of Nagoya, Ltd. (The)........................... 1,007,297   3,934,755
    Bank of Okinawa, Ltd. (The)..........................   110,800   4,638,417
    Bank of Saga, Ltd. (The).............................   802,000   1,906,801
    Bank of the Ryukyus, Ltd.............................   227,380   3,378,104
    Chiba Kogyo Bank, Ltd. (The).........................   236,900   1,441,362
    Chukyo Bank, Ltd. (The)..............................   682,000   1,309,413
    Daibiru Corp.........................................   303,600   2,771,835
    Daiichi Commodities Co., Ltd.........................    13,700      52,868
    Daikyo, Inc.......................................... 1,904,000   3,225,068
    Daisan Bank, Ltd. (The)..............................   855,000   1,365,488
    Daishi Bank, Ltd. (The).............................. 2,003,000   8,638,389
    Daito Bank, Ltd. (The)...............................   873,000   1,225,113
    Dream Incubator, Inc.................................     8,000     161,209
    DSB Co, Ltd..........................................    55,800     453,344
    eGuarantee, Inc......................................     8,100     160,651
#   Ehime Bank, Ltd. (The)...............................   938,000   2,011,811
    Eighteenth Bank, Ltd. (The).......................... 1,068,000   3,157,913
    FIDEA Holdings Co., Ltd..............................   874,800   1,875,735
#   Financial Products Group Co., Ltd....................   403,200   3,159,825
    Fukui Bank, Ltd. (The)............................... 1,301,000   2,790,998
    Fukushima Bank, Ltd. (The)........................... 1,421,000   1,145,390
    Fuyo General Lease Co., Ltd..........................    81,700   3,423,620
#   GCA Savvian Corp.....................................    89,900   1,393,690
    Goldcrest Co., Ltd...................................   101,790   2,084,303
    Grandy House Corp....................................    14,200      46,763
    Heiwa Real Estate Co., Ltd...........................   248,700   3,588,500
    Higashi-Nippon Bank, Ltd. (The)......................   869,000   3,257,238
    Higo Bank, Ltd. (The)................................ 1,124,000   6,938,016

                                     1879

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Financials -- (Continued)
    Hokkoku Bank, Ltd. (The)............................. 1,742,000 $ 6,346,175
    Hokuetsu Bank, Ltd. (The)............................ 1,300,000   2,620,583
    Hyakugo Bank, Ltd. (The)............................. 1,491,609   7,118,111
    Hyakujushi Bank, Ltd. (The).......................... 1,509,000   5,072,830
    IBJ Leasing Co., Ltd.................................    63,100   1,483,742
    Ichiyoshi Securities Co., Ltd........................   227,800   2,087,799
    IwaiCosmo Holdings, Inc..............................   118,200   1,536,062
    Japan Property Management Center Co., Ltd............     9,600     164,975
#   Jimoto Holdings, Inc.................................   508,400     892,770
    Juroku Bank, Ltd. (The).............................. 2,002,000   8,213,646
    kabu.com Securities Co., Ltd.........................   992,200   3,376,036
    Kabuki-Za Co., Ltd...................................    36,000   1,481,250
    Kagoshima Bank, Ltd. (The)...........................   962,000   6,576,418
#   Kansai Urban Banking Corp............................   149,200   1,687,376
    Keihanshin Building Co., Ltd.........................   195,400   1,180,944
    Keiyo Bank, Ltd. (The)............................... 1,418,000   7,155,327
#   Kenedix, Inc......................................... 1,201,100   4,694,388
    Kita-Nippon Bank, Ltd. (The).........................    49,506   1,398,808
    Kiyo Bank, Ltd. (The)................................   371,490   5,428,847
    Kyokuto Securities Co., Ltd..........................   125,600   1,836,822
#   Land Business Co., Ltd...............................    59,500     187,683
*   Leopalace21 Corp..................................... 1,960,700  10,721,826
*   Lifenet Insurance Co.................................    35,700     122,198
    Marusan Securities Co., Ltd..........................   177,000   1,978,852
#   Michinoku Bank, Ltd. (The)...........................   840,000   1,477,243
    Mie Bank, Ltd. (The).................................   523,000   1,155,512
    Minato Bank, Ltd. (The).............................. 1,084,000   2,701,796
    Mito Securities Co., Ltd.............................   338,500   1,216,810
    Miyazaki Bank, Ltd. (The)............................   931,000   3,010,132
    Monex Group, Inc..................................... 1,054,800   2,858,220
#   Money Partners Group Co., Ltd........................    33,400     129,065
    Musashino Bank, Ltd. (The)...........................   198,700   7,861,300
#   NaganoBank, Ltd. (The)...............................   512,000     937,422
    Nanto Bank, Ltd. (The)............................... 1,170,000   3,940,766
*   New Real Property K.K................................    43,900          --
    Nisshin Fudosan Co...................................   186,100     641,046
    North Pacific Bank, Ltd.............................. 2,025,300   8,895,457
    OAK Capital Corp.....................................    55,400     140,116
    Ogaki Kyoritsu Bank, Ltd. (The)...................... 1,955,000   6,997,214
#   Oita Bank, Ltd. (The)................................ 1,014,900   4,376,674
#   Okasan Securities Group, Inc.........................    85,000     607,622
    Open House Co., Ltd..................................   113,400   1,882,726
    Pocket Card Co., Ltd.................................    11,200      55,347
    Raysum Co., Ltd......................................    36,400     357,794
    Relo Holdings, Inc...................................    62,900   6,754,887
    Ricoh Leasing Co., Ltd...............................   101,700   3,239,550
#   SAMTY Co., Ltd.......................................    76,900     657,292
    San-In Godo Bank, Ltd. (The).........................   957,000   9,685,487
    Sankyo Frontier Co., Ltd.............................    10,000      82,201
#   Sawada Holdings Co., Ltd.............................   142,000   1,420,371
    Senshu Ikeda Holdings, Inc........................... 1,365,700   6,228,048
    Shiga Bank, Ltd. (The)............................... 1,328,000   7,067,377
    Shikoku Bank, Ltd. (The)............................. 1,210,000   2,613,636

                                     1880

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Shimane Bank, Ltd. (The)............................    16,600 $    211,921
    Shimizu Bank, Ltd. (The)............................    48,000    1,421,899
    Shinoken Group Co., Ltd.............................    17,300      247,231
#   Sparx Group Co., Ltd................................   564,000    1,681,292
    Star Mica Co., Ltd..................................     4,200       44,921
    Sumitomo Real Estate Sales Co., Ltd.................   106,460    2,837,563
#   Sun Frontier Fudousan Co., Ltd......................   138,500    1,119,438
    Taiko Bank, Ltd. (The)..............................   207,000      425,779
#   Takagi Securities Co., Ltd..........................   224,000      462,208
    Takara Leben Co., Ltd...............................   541,300    2,867,883
    TOC Co., Ltd........................................   366,450    2,327,627
    Tochigi Bank, Ltd. (The)............................   724,000    4,014,598
    Toho Bank, Ltd. (The)............................... 1,313,200    5,759,200
    Tohoku Bank, Ltd. (The).............................   588,000      806,032
    Tokai Tokyo Financial Holdings, Inc.................   153,500    1,172,458
#   Tokyo Rakutenchi Co., Ltd...........................   212,000      851,537
    Tokyo Theatres Co., Inc.............................   468,000      539,758
#   Tokyo TY Financial Group, Inc.......................   150,338    4,773,744
    Tomato Bank, Ltd....................................   484,000      761,083
    TOMONY Holdings, Inc................................   913,950    4,050,425
    Tosei Corp..........................................   201,700    1,340,433
    Tottori Bank, Ltd. (The)............................   353,000      646,242
    Towa Bank, Ltd. (The)............................... 2,036,000    1,936,310
    Toyo Securities Co., Ltd............................   419,000    1,428,577
    Tsukuba Bank, Ltd...................................   495,100    1,615,335
    Unizo Holdings Co., Ltd.............................    66,200    2,983,760
#   Yamagata Bank, Ltd. (The)...........................   854,500    3,604,151
    Yamanashi Chuo Bank, Ltd. (The).....................   976,000    4,470,684
                                                                   ------------
Total Financials........................................            319,061,907
                                                                   ------------
Health Care -- (4.4%)
    As One Corp.........................................    86,768    2,861,424
    Asahi Intecc Co., Ltd...............................   246,000    8,219,763
    ASKA Pharmaceutical Co., Ltd........................   131,300    1,692,615
    Biofermin Pharmaceutical Co., Ltd...................    10,500      254,033
    BML, Inc............................................    68,300    2,125,422
#   CMIC Holdings Co., Ltd..............................    70,000      945,996
    Create Medic Co., Ltd...............................    28,000      228,573
#   Daiken Medical Co., Ltd.............................    88,900      843,536
    Daito Pharmaceutical Co., Ltd.......................    65,780    1,689,441
    Eiken Chemical Co., Ltd.............................    73,500    1,449,557
    EPS Holdings, Inc...................................   164,600    1,996,991
    FALCO HOLDINGS Co., Ltd.............................    43,200      582,641
#   FINDEX, Inc.........................................    88,500      902,252
    Fuji Pharma Co., Ltd................................    41,500      740,949
    Fuso Pharmaceutical Industries, Ltd.................   415,000      996,270
    Hogy Medical Co., Ltd...............................    71,000    3,451,432
    Iwaki & Co., Ltd....................................   154,000      284,316
#   Japan Medical Dynamic Marketing, Inc................   108,100      546,429
    Jeol, Ltd...........................................   476,000    2,001,758
#   JMS Co., Ltd........................................   157,000      387,488
    Kawasumi Laboratories, Inc..........................    69,100      521,807
    Kissei Pharmaceutical Co., Ltd......................    59,100    1,446,345

                                     1881

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Health Care -- (Continued)
    KYORIN Holdings, Inc.................................. 306,900 $  5,978,497
    Mani, Inc.............................................  33,400    2,221,202
#   Message Co., Ltd......................................  84,600    2,493,636
    Mochida Pharmaceutical Co., Ltd.......................  76,699    4,254,898
#   Nagaileben Co., Ltd...................................  51,200    1,103,681
    Nakanishi, Inc........................................ 115,300    4,594,535
    ND Software Co., Ltd..................................   5,200       62,841
    Nichi-iko Pharmaceutical Co., Ltd..................... 264,250    9,087,559
#   Nichii Gakkan Co...................................... 284,300    2,490,364
    Nihon Kohden Corp.....................................  30,700      681,003
    Nikkiso Co., Ltd...................................... 361,500    3,500,760
    Nippon Chemiphar Co., Ltd............................. 175,000    1,056,472
    Nipro Corp............................................ 702,100    7,417,121
    Nissui Pharmaceutical Co., Ltd........................  67,400      782,945
    Paramount Bed Holdings Co., Ltd....................... 114,200    3,410,138
    Rion Co., Ltd.........................................  42,300      657,407
    Rohto Pharmaceutical Co., Ltd......................... 499,200    8,863,342
    Seed Co., Ltd.........................................   8,200       78,393
    Ship Healthcare Holdings, Inc......................... 279,700    5,927,636
#   Shofu, Inc............................................  35,700      397,080
    Software Service, Inc.................................  17,400      764,892
    Taiko Pharmaceutical Co., Ltd.........................  64,600      998,026
    Techno Medica Co., Ltd................................  25,700      614,514
    Toho Holdings Co., Ltd................................ 321,000    7,984,213
    Tokai Corp............................................  54,500    2,007,930
    Torii Pharmaceutical Co., Ltd.........................  65,500    1,687,998
#   Towa Pharmaceutical Co., Ltd..........................  59,100    4,517,509
    Tsukui Corp........................................... 180,900    1,400,289
#   Tsumura & Co.......................................... 348,700    7,310,730
    Uchiyama Holdings Co., Ltd............................  24,200       99,553
    Vital KSK Holdings, Inc............................... 193,400    1,463,871
#   Wakamoto Pharmaceutical Co., Ltd...................... 107,000      248,564
    WIN-Partners Co., Ltd.................................   4,900       71,081
    ZERIA Pharmaceutical Co., Ltd......................... 100,699    1,471,994
                                                                   ------------
Total Health Care.........................................          129,869,712
                                                                   ------------
Industrials -- (25.5%)
#*  A&A Material Corp..................................... 127,000      109,504
    Advan Co., Ltd........................................  85,000    1,256,914
    Advanex, Inc.......................................... 237,000      445,255
    Aeon Delight Co., Ltd................................. 107,400    3,488,709
    Aica Kogyo Co., Ltd................................... 314,300    6,999,104
    Aichi Corp............................................ 171,500    1,035,335
    Aida Engineering, Ltd................................. 296,900    2,842,565
    AIT Corp..............................................   8,000       70,788
    Alinco, Inc...........................................  62,600      559,751
    Alps Logistics Co., Ltd...............................  49,300      634,014
    Altech Corp...........................................  44,750    1,086,580
    Anest Iwata Corp...................................... 168,200    1,068,314
#*  Arrk Corp............................................. 422,400      435,804
#   Asahi Diamond Industrial Co., Ltd..................... 328,200    3,139,719
    Asahi Kogyosha Co., Ltd............................... 122,000      435,667
    Asanuma Corp.......................................... 487,000      671,513

                                     1882

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Asia Air Survey Co., Ltd.............................     2,000 $     6,803
#*  Asia Growth Capital, Ltd.............................   389,900     650,314
    Asunaro Aoki Construction Co., Ltd...................   145,500     988,117
    Bando Chemical Industries, Ltd.......................   462,000   1,951,278
#   Benefit One, Inc.....................................    96,900   2,141,797
    Bunka Shutter Co., Ltd...............................   309,000   2,473,960
    Canare Electric Co., Ltd.............................     2,300      37,652
    Career Design Center Co., Ltd........................    28,800     348,890
    Central Glass Co., Ltd............................... 1,214,000   5,109,460
    Central Security Patrols Co., Ltd....................    40,700     519,075
    Chiyoda Integre Co., Ltd.............................    73,700   1,632,540
    Chudenko Corp........................................   110,500   2,277,047
    Chugai Ro Co., Ltd...................................   373,000     814,682
    CKD Corp.............................................   341,900   3,387,580
    COMSYS Holdings Corp.................................   103,300   1,566,048
#   Cosel Co., Ltd.......................................   114,400   1,336,991
#   CTI Engineering Co., Ltd.............................    72,300     705,000
    Dai-Dan Co., Ltd.....................................   155,000   1,022,401
    Daido Kogyo Co., Ltd.................................   200,000     391,820
    Daifuku Co., Ltd.....................................   579,400   8,371,174
    Daihatsu Diesel Manufacturing Co., Ltd...............    84,000     519,295
    Daihen Corp..........................................   620,000   2,888,630
#   Daiho Corp...........................................   364,000   1,456,309
    Daiichi Jitsugyo Co., Ltd............................   251,000   1,397,980
    Daiseki Co., Ltd.....................................   209,463   4,010,763
#   Daiseki Eco. Solution Co., Ltd.......................     7,200     129,077
#   Daisue Construction Co., Ltd.........................    33,700     198,294
    Daiwa Industries, Ltd................................   173,000   1,137,897
#*  Daiwa Odakyu Construction Co.........................     5,400      53,810
#*  Danto Holdings Corp..................................   165,000     264,852
    Denyo Co., Ltd.......................................    85,300   1,284,012
#   Dijet Industrial Co., Ltd............................    88,000     151,861
    DMW Corp.............................................     4,800      80,072
#   Duskin Co., Ltd......................................   222,400   4,217,439
    Ebara Corp...........................................   282,000   1,279,549
#   Ebara Jitsugyo Co., Ltd..............................    40,200     485,457
    Eidai Co., Ltd.......................................   115,000     425,592
    en-japan, Inc........................................    62,400   1,412,040
#   Endo Lighting Corp...................................    60,200     671,419
*   Enshu, Ltd...........................................   281,000     276,348
    Freund Corp..........................................     9,900     113,416
#   Fudo Tetra Corp...................................... 1,040,800   1,627,124
    Fujikura, Ltd........................................ 1,984,000  10,502,757
#*  Fujisash Co., Ltd....................................   436,500     478,610
    Fujitec Co., Ltd.....................................   436,800   4,524,411
    Fukuda Corp..........................................   441,000   2,875,532
    Fukushima Industries Corp............................    78,100   1,554,928
#   Fukuyama Transporting Co., Ltd.......................   791,400   4,065,536
    FULLCAST Holdings Co., Ltd...........................    73,900     600,123
    Funai Soken Holdings Inc.............................   117,300   1,708,401
    Furukawa Co., Ltd.................................... 1,665,000   3,247,515
    Furukawa Electric Co., Ltd........................... 4,806,000   7,976,294
    Furusato Industries, Ltd.............................    52,000     755,744

                                     1883

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Futaba Corp...........................................   125,100 $2,212,393
    Gecoss Corp...........................................   109,200  1,051,692
    Glory, Ltd............................................   268,900  7,818,678
    GS Yuasa Corp.........................................   632,000  2,521,859
#   Hamakyorex Co., Ltd...................................    42,200  1,616,408
    Hanwa Co., Ltd........................................ 1,221,000  5,302,766
#   Harmonic Drive Systems, Inc...........................   150,100  2,240,834
    Hazama Ando Corp...................................... 1,082,400  5,733,139
#   Hibiya Engineering, Ltd...............................   120,800  1,591,796
    Hirakawa Hewtech Corp.................................       900      9,590
#   Hisaka Works, Ltd.....................................   100,200    942,746
    Hitachi Koki Co., Ltd.................................   311,600  2,522,901
    Hitachi Transport System, Ltd.........................   278,000  5,011,293
    Hitachi Zosen Corp....................................   991,379  5,218,072
    Hito Communications, Inc..............................     1,300     25,695
    Hokuetsu Industries Co., Ltd..........................   105,900    761,294
#   Hokuriku Electrical Construction Co., Ltd.............    23,000    243,541
    Hosokawa Micron Corp..................................   176,000    829,428
    Howa Machinery, Ltd...................................    72,100    431,549
#   Ichiken Co., Ltd......................................   143,000    298,629
    Ichinen Holdings Co., Ltd.............................   114,200  1,067,074
    Idec Corp.............................................   158,800  1,363,200
    Iino Kaiun Kaisha, Ltd................................   521,100  2,507,833
    Inaba Denki Sangyo Co., Ltd...........................   138,700  4,724,402
#   Inaba Seisakusho Co., Ltd.............................    49,700    548,092
    Inabata & Co., Ltd....................................   308,400  3,291,737
#   Inui Global Logistics Co., Ltd........................    71,880    545,837
#   Iseki & Co., Ltd...................................... 1,110,000  2,032,240
    Ishii Iron Works Co., Ltd.............................   110,000    194,282
    Itoki Corp............................................   213,800  1,156,932
    Iwasaki Electric Co., Ltd.............................   372,000    755,575
#   Iwatani Corp.......................................... 1,087,000  6,650,890
    JAC Recruitment Co., Ltd..............................     7,400     55,045
#   Jalux, Inc............................................    33,200    720,952
    Jamco Corp............................................    77,700  2,349,975
#   Japan Foundation Engineering Co., Ltd.................   119,500    412,236
    Japan Pulp & Paper Co., Ltd...........................   465,000  1,313,623
    Japan Steel Works, Ltd. (The)......................... 1,992,000  7,387,328
    Japan Transcity Corp..................................   242,000    925,476
    JK Holdings Co., Ltd..................................    89,940    437,758
#   Juki Corp.............................................   183,600  2,112,457
    Kamei Corp............................................   148,700  1,389,275
    Kanaden Corp..........................................   113,000    898,312
    Kanagawa Chuo Kotsu Co., Ltd..........................   190,000  1,001,728
    Kanamoto Co., Ltd.....................................   171,600  4,162,773
    Kandenko Co., Ltd.....................................   626,000  4,101,867
    Kanematsu Corp........................................ 2,395,625  4,366,841
#   Katakura Industries Co., Ltd..........................   136,100  1,555,590
    Kato Works Co., Ltd...................................   309,000  1,810,976
    KAWADA TECHNOLOGIES, Inc..............................    58,900  2,075,528
    Kawasaki Kinkai Kisen Kaisha, Ltd.....................    96,000    301,220
    Kawasaki Kisen Kaisha, Ltd............................   165,000    368,359
    Keihin Co., Ltd.......................................   249,000    441,882

                                     1884

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
*   KI Holdings Co., Ltd..................................    88,000 $  330,155
    Kimura Chemical Plants Co., Ltd.......................    39,900    162,482
    King Jim Co., Ltd.....................................    13,000     88,809
#*  Kinki Sharyo Co., Ltd. (The)..........................   153,000    448,082
    Kintetsu World Express, Inc...........................    77,800  3,457,918
    Kitagawa Iron Works Co., Ltd..........................   496,000  1,182,958
    Kitano Construction Corp..............................   259,000    667,831
#   Kito Corp.............................................   103,600    969,835
    Kitz Corp.............................................   543,500  2,483,403
*   Kobe Electric Railway Co., Ltd........................    29,000     88,368
#   Kobelco Eco-Solutions Co., Ltd........................    97,000    519,421
    Koike Sanso Kogyo Co., Ltd............................   145,000    463,168
#   Kokusai Co., Ltd......................................    40,400    590,777
    Kokuyo Co., Ltd.......................................   527,825  5,481,985
#   KOMAIHALTEC, Inc......................................   227,000    438,935
    Komatsu Wall Industry Co., Ltd........................    40,000    739,766
    Komori Corp...........................................   348,700  3,878,300
    Kondotec, Inc.........................................   124,000    768,902
    Konoike Transport Co., Ltd............................    70,600    913,711
#   Kosaido Co., Ltd......................................   257,200  1,277,652
    KRS Corp..............................................    36,200    768,939
    Kumagai Gumi Co., Ltd................................. 1,756,000  4,954,028
#   Kuroda Electric Co., Ltd..............................   219,100  4,179,471
    Kyodo Printing Co., Ltd...............................   525,000  1,457,935
#   Kyokuto Boeki Kaisha, Ltd.............................    58,000    144,309
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................   204,200  2,205,002
    Kyoritsu Printing Co., Ltd............................   105,300    279,150
    Kyowa Exeo Corp.......................................   481,800  5,865,820
    Kyudenko Corp.........................................   219,000  3,843,521
#   Link And Motivation, Inc..............................   251,400    315,949
    Lonseal Corp..........................................   116,000    157,006
    Maeda Corp............................................   821,000  5,557,146
#   Maeda Kosen Co., Ltd..................................   102,300    898,133
    Maeda Road Construction Co., Ltd......................   387,000  7,108,253
    Maezawa Industries, Inc...............................    35,700    127,760
    Maezawa Kasei Industries Co., Ltd.....................    45,600    456,687
    Maezawa Kyuso Industries Co., Ltd.....................    48,200    619,570
#   Makino Milling Machine Co., Ltd.......................   655,000  5,701,415
    Marubeni Construction Material Lease Co., Ltd.........    75,000    149,858
#   Marufuji Sheet Piling Co., Ltd........................    58,000    151,906
    Maruka Machinery Co., Ltd.............................    32,200    544,091
    Maruyama Manufacturing Co., Inc.......................   230,000    424,865
    Maruzen Co., Ltd......................................    46,000    423,293
    Maruzen Showa Unyu Co., Ltd...........................   300,000  1,057,476
    Matsuda Sangyo Co., Ltd...............................    81,082    940,307
    Matsui Construction Co., Ltd..........................   124,600    642,114
#   Max Co., Ltd..........................................   191,000  2,064,440
    Meidensha Corp........................................ 1,171,050  3,925,827
#   Meiji Shipping Co., Ltd...............................   111,000    551,653
#   Meisei Industrial Co., Ltd............................   251,000  1,228,104
    Meitec Corp...........................................   181,300  7,154,563
#   Meito Transportation Co., Ltd.........................    22,000    132,596
#   Meiwa Corp............................................   161,700    520,237

                                     1885

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Mesco, Inc............................................    22,000 $  160,604
    Mirait Holdings Corp..................................   380,085  4,361,285
    Mitani Corp...........................................    68,200  1,785,334
    Mitsubishi Kakoki Kaisha, Ltd.........................    39,000    109,704
    Mitsubishi Nichiyu Forklift Co., Ltd..................   159,600    761,533
    Mitsubishi Pencil Co., Ltd............................    95,800  4,727,518
    Mitsuboshi Belting Co., Ltd...........................   328,000  2,609,223
    Mitsui Engineering & Shipbuilding Co., Ltd............ 5,109,000  8,895,347
    Mitsui Matsushima Co., Ltd............................   847,000    893,845
    Mitsui-Soko Holdings Co., Ltd.........................   626,000  2,039,890
    Mitsumura Printing Co., Ltd...........................    93,000    194,357
#   Miura Co., Ltd........................................   321,900  3,498,371
#   Miyaji Engineering Group, Inc.........................   377,175    619,849
    MonotaRO Co., Ltd.....................................    35,900  1,889,570
#   Morita Holdings Corp..................................   232,300  2,328,896
#   NAC Co., Ltd..........................................    58,900    475,140
    Nachi-Fujikoshi Corp.................................. 1,025,000  5,114,139
    Nagase & Co., Ltd.....................................   374,900  4,780,884
    Nakabayashi Co., Ltd..................................   211,000    416,863
    Nakano Corp...........................................    14,800     79,550
    Namura Shipbuilding Co., Ltd..........................   217,228  1,886,242
    Narasaki Sangyo Co., Ltd..............................   103,000    231,707
    NDS Co., Ltd..........................................   241,000    649,271
    NEC Capital Solutions, Ltd............................    43,800    647,969
    Nichias Corp..........................................   581,000  3,405,945
    Nichiban Co., Ltd.....................................   119,000    592,243
    Nichiden Corp.........................................    22,600    526,783
    Nichiha Corp..........................................   143,680  2,140,387
    Nichireki Co., Ltd....................................   148,000  1,220,871
    Nihon M&A Center, Inc.................................   198,100  8,156,835
#   Nihon Trim Co., Ltd...................................    18,200    537,205
    Nikkato Corp..........................................       700      2,451
    Nikko Co., Ltd........................................   155,000    551,243
    Nippo Corp............................................   142,000  2,497,865
    Nippon Air Conditioning Services Co., Ltd.............    14,900    144,458
    Nippon Carbon Co., Ltd................................   648,000  1,873,912
    Nippon Densetsu Kogyo Co., Ltd........................   230,300  4,111,760
    Nippon Filcon Co., Ltd................................    70,900    300,923
    Nippon Hume Corp......................................   129,400    806,385
    Nippon Kanzai Co., Ltd................................    42,400  1,050,394
    Nippon Koei Co., Ltd..................................   390,000  1,440,444
    Nippon Konpo Unyu Soko Co., Ltd.......................   356,800  6,168,818
#   Nippon Parking Development Co., Ltd................... 1,197,800  1,633,830
    Nippon Rietec Co., Ltd................................     7,000     48,849
    Nippon Road Co., Ltd. (The)...........................   384,000  1,940,337
    Nippon Seisen Co., Ltd................................   100,000    453,760
#   Nippon Sharyo, Ltd....................................   422,000  1,282,400
#*  Nippon Sheet Glass Co., Ltd........................... 6,156,000  6,348,567
    Nippon Steel & Sumikin Bussan Corp....................   955,599  3,237,565
*   Nippon Steel & Sumikin Texeng Co., Ltd................   292,000  1,450,187
    Nippon Thompson Co., Ltd..............................   410,000  2,022,589
    Nippon Tungsten Co., Ltd..............................    62,000     96,507
    Nishi-Nippon Railroad Co., Ltd........................ 1,852,000  9,159,324

                                     1886

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Nishimatsu Construction Co., Ltd..................... 1,803,000 $ 6,582,405
    Nishio Rent All Co., Ltd.............................    92,500   2,368,251
#   Nissei ASB Machine Co., Ltd..........................    46,700     915,386
    Nissei Corp..........................................    37,900     330,245
#   Nissei Plastic Industrial Co., Ltd...................   197,500   1,627,920
#   Nissha Printing Co., Ltd.............................   157,500   2,808,950
    Nisshinbo Holdings, Inc..............................   903,000  10,003,322
    Nissin Corp..........................................   399,000   1,254,490
    Nissin Electric Co., Ltd.............................   279,000   1,671,644
    Nitta Corp...........................................   101,900   2,607,972
#   Nitto Boseki Co., Ltd................................   898,000   4,804,730
#   Nitto Kogyo Corp.....................................   159,700   3,526,756
    Nitto Kohki Co., Ltd.................................    68,500   1,481,607
    Nitto Seiko Co., Ltd.................................   149,000     388,291
#   Nittoc Construction Co., Ltd.........................    96,800     366,493
#   Nittoku Engineering Co., Ltd.........................    80,900     815,112
#   NJS Co., Ltd.........................................    30,200     355,775
    Noda Corp............................................   153,600     464,601
    Nomura Co., Ltd......................................   216,500   3,189,185
    Noritake Co., Ltd....................................   642,000   1,501,254
    Noritz Corp..........................................   192,500   3,163,768
#   NS United Kaiun Kaisha, Ltd..........................   599,000   1,352,600
    Obara Group, Inc.....................................    77,700   3,612,236
    Obayashi Road Corp...................................   170,000     906,960
#   Odelic Co., Ltd......................................    17,900     574,237
#   Oiles Corp...........................................   165,050   2,673,405
    Okabe Co., Ltd.......................................   242,100   1,935,860
    Okamoto Machine Tool Works, Ltd......................   205,000     358,674
    Okamura Corp.........................................   381,900   3,396,631
#   OKK Corp.............................................   425,000     602,702
    OKUMA Corp...........................................   722,000   6,997,712
    Okumura Corp.........................................   999,400   4,952,819
    Onamba Co., Ltd......................................     1,500       5,262
    Onoken Co., Ltd......................................    87,300     812,050
#   Organo Corp..........................................   228,000     926,542
#   OSG Corp.............................................   444,300   9,465,511
    Outsourcing, Inc.....................................    54,600   1,070,972
    Oyo Corp.............................................    93,700   1,244,774
#   Pasco Corp...........................................   124,000     356,351
    Pasona Group, Inc....................................   126,800   1,336,251
    Penta-Ocean Construction Co., Ltd.................... 1,684,400   6,894,194
    Pilot Corp...........................................   188,800   7,374,772
    Prestige International, Inc..........................   109,700     991,034
    Pronexus, Inc........................................   129,400     886,880
#   PS Mitsubishi Construction Co., Ltd..................   137,300     451,836
    Quick Co., Ltd.......................................     5,900      53,520
    Raito Kogyo Co., Ltd.................................   300,900   2,248,161
    Rheon Automatic Machinery Co., Ltd...................    95,000     458,509
    Ryobi, Ltd...........................................   779,200   3,185,085
    Sakai Heavy Industries, Ltd..........................   237,000     466,019
    Sakai Moving Service Co., Ltd........................    22,800   1,071,760
    Sanki Engineering Co., Ltd...........................   297,600   2,393,928
    Sanko Metal Industrial Co., Ltd......................   136,000     252,249

                                     1887

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
#   Sankyo Tateyama, Inc..................................   166,200 $2,459,064
    Sankyu, Inc........................................... 1,540,000  8,740,139
#   Sanoyas Holdings Corp.................................    40,600     82,792
    Sanwa Holdings Corp................................... 1,232,600  9,337,931
    Sanyo Denki Co., Ltd..................................   254,000  1,638,550
    Sanyo Engineering & Construction, Inc.................    48,000    236,256
    Sanyo Industries, Ltd.................................    99,000    170,799
    Sata Construction Co., Ltd............................   427,000    444,121
    Sato Holdings Corp....................................   135,900  3,223,345
    Sato Shoji Corp.......................................    66,800    432,017
    SBS Holdings, Inc.....................................    90,700    770,687
    Secom Joshinetsu Co., Ltd.............................    32,900    995,232
#   Seibu Electric Industry Co., Ltd......................    70,000    259,226
    Seika Corp............................................   313,000    765,013
    Seikitokyu Kogyo Co., Ltd.............................   178,300    793,685
    Sekisui Jushi Corp....................................   176,700  2,396,639
#   Senko Co., Ltd........................................   547,000  3,615,522
#   Senshu Electric Co., Ltd..............................    36,200    621,107
    Shibusawa Warehouse Co., Ltd. (The)...................   263,000    757,677
#   Shibuya Kogyo Co., Ltd................................    89,100  1,573,507
    Shima Seiki Manufacturing, Ltd........................   169,900  2,645,152
    Shin Nippon Air Technologies Co., Ltd.................    86,280    722,844
    Shin-Keisei Electric Railway Co., Ltd.................   177,000    606,541
    Shinmaywa Industries, Ltd.............................   537,000  5,435,340
    Shinnihon Corp........................................   189,300    907,691
    Shinsho Corp..........................................   279,000    623,160
    Shinwa Co., Ltd.......................................    16,900    275,406
#   Shoko Co., Ltd........................................   404,000    368,145
    Showa Aircraft Industry Co., Ltd......................    15,837    159,306
    Sinfonia Technology Co., Ltd..........................   567,000    990,832
#   Sinko Industries, Ltd.................................   110,700  1,136,736
    Sintokogio, Ltd.......................................   265,000  2,272,991
    Soda Nikka Co., Ltd...................................    67,000    274,999
    Sodick Co., Ltd.......................................   191,900  1,455,426
#   Space Co., Ltd........................................    61,920    616,542
#   Srg Takamiya Co., Ltd.................................   106,300    628,358
    Star Micronics Co., Ltd...............................   221,700  3,394,032
#   Subaru Enterprise Co., Ltd............................    55,000    190,734
    Sugimoto & Co., Ltd...................................    30,500    354,346
    Sumitomo Densetsu Co., Ltd............................   104,400  1,404,295
#   Sumitomo Mitsui Construction Co., Ltd................. 4,537,800  5,703,631
#   Sumitomo Precision Products Co., Ltd..................   189,000    715,887
    Sumitomo Warehouse Co., Ltd. (The)....................   819,000  4,424,742
#*  SWCC Showa Holdings Co., Ltd.......................... 1,683,000  1,234,724
    Tadano, Ltd...........................................    50,000    805,590
    Taihei Dengyo Kaisha, Ltd.............................   162,000  1,675,717
#   Taiheiyo Kouhatsu, Inc................................   407,000    311,719
#   Taikisha, Ltd.........................................   147,000  3,269,478
#   Takano Co., Ltd.......................................    49,400    334,008
    Takaoka Toko Holdings Co., Ltd........................    43,520    554,493
    Takara Printing Co., Ltd..............................    34,055    344,770
    Takara Standard Co., Ltd..............................   507,000  3,552,258
    Takasago Thermal Engineering Co., Ltd.................   319,500  4,249,107

                                     1888

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Takashima & Co., Ltd..................................   225,000 $  513,298
    Takeei Corp...........................................   119,500  1,262,644
    Takeuchi Manufacturing Co., Ltd.......................    68,400  4,202,533
#   Takigami Steel Construction Co., Ltd. (The)...........    50,000    231,460
    Takisawa Machine Tool Co., Ltd........................   368,000    646,457
    Takuma Co., Ltd.......................................   436,000  2,839,788
#   Tanseisha Co., Ltd....................................   162,449  1,196,332
    Tatsuta Electric Wire and Cable Co., Ltd..............   275,600  1,121,784
    TECHNO ASSOCIE Co., Ltd...............................    56,800    569,165
    Techno Ryowa, Ltd.....................................    69,390    399,129
    Teikoku Electric Manufacturing Co., Ltd...............    89,400    667,584
#   Teikoku Sen-I Co., Ltd................................   102,100  1,452,372
    Teraoka Seisakusho Co., Ltd...........................    53,600    222,275
    Toa Corp.............................................. 1,103,000  1,866,672
    TOA ROAD Corp.........................................   266,000    992,860
#*  Tobishima Corp........................................ 1,155,500  1,880,820
    Tocalo Co., Ltd.......................................    82,300  1,690,697
    Toda Corp............................................. 1,179,000  5,397,496
    Toenec Corp...........................................   212,000  1,373,235
    Togami Electric Manufacturing Co., Ltd................    14,000     56,677
#   TOKAI Holdings Corp...................................   528,400  2,194,240
    Tokai Lease Co., Ltd..................................   154,000    285,737
    Tokyo Energy & Systems, Inc...........................   139,000  1,260,501
#   Tokyo Keiki, Inc......................................   354,000    723,006
#*  Tokyo Kikai Seisakusho, Ltd...........................   256,000    158,992
#   Tokyo Sangyo Co., Ltd.................................    81,000    339,638
    Toli Corp.............................................   261,000    686,297
    Tomoe Corp............................................   152,000    514,665
    Tomoe Engineering Co., Ltd............................    37,200    493,368
    Tonami Holdings Co., Ltd..............................   322,000  1,090,568
    Toppan Forms Co., Ltd.................................   298,500  4,048,875
#   Torishima Pump Manufacturing Co., Ltd.................   117,100    871,660
    Toshiba Machine Co., Ltd..............................   663,000  2,570,021
    Toshiba Plant Systems & Services Corp.................   262,650  3,092,551
#   Tosho Printing Co., Ltd...............................   236,000    879,907
    Totetsu Kogyo Co., Ltd................................   145,100  2,852,232
    Toyo Construction Co., Ltd............................   377,100  1,437,440
    Toyo Denki Seizo - Toyo Electric Manufacturing Co.,
      Ltd.................................................   207,000    652,606
#   Toyo Engineering Corp.................................   689,400  1,762,393
    Toyo Machinery & Metal Co., Ltd.......................    87,400    325,489
    Toyo Tanso Co., Ltd...................................    67,000  1,020,566
#   Toyo Wharf & Warehouse Co., Ltd.......................   340,000    589,768
#   Trancom Co., Ltd......................................    42,400  2,425,090
    Trinity Industrial Corp...............................    19,000     74,848
    Trusco Nakayama Corp..................................   112,700  4,132,376
    Trust Tech, Inc.......................................    22,800    464,003
    Tsubakimoto Chain Co..................................   845,700  7,211,805
    Tsubakimoto Kogyo Co., Ltd............................   117,000    341,632
#*  Tsudakoma Corp........................................   294,000    312,712
    Tsugami Corp..........................................   395,000  1,807,730
    Tsukishima Kikai Co., Ltd.............................   129,500  1,280,505
    Tsurumi Manufacturing Co., Ltd........................    92,200  1,439,366
    TTK Co., Ltd..........................................    62,000    249,542

                                     1889

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    Uchida Yoko Co., Ltd................................   322,000 $  1,059,291
#   Ueki Corp...........................................   354,000      673,582
    Union Tool Co.......................................    49,200    1,458,287
    Ushio, Inc..........................................   334,700    4,100,631
    Utoc Corp...........................................    98,700      440,060
#   Wakachiku Construction Co., Ltd..................... 1,141,000    1,553,878
    Wakita & Co., Ltd...................................   219,800    2,109,991
    WDB Holdings Co., Ltd...............................     8,900       97,827
    Weathernews, Inc....................................    36,800    1,259,284
    World Holdings Co., Ltd.............................     2,400       34,783
#   Yahagi Construction Co., Ltd........................   159,400    1,075,173
    YAMABIKO Corp.......................................    46,082    1,855,864
    Yamato Corp.........................................    82,000      269,959
    Yamaura Corp........................................    16,200       69,613
    Yamazen Corp........................................   296,900    2,497,361
    Yasuda Logistics Corp...............................    97,300      823,465
#   Yokogawa Bridge Holdings Corp.......................   177,600    1,637,340
    Yondenko Corp.......................................   128,800      449,011
    Yuasa Trading Co., Ltd..............................   105,000    2,474,260
    Yuken Kogyo Co., Ltd................................   196,000      398,166
#   Yumeshin Holdings Co., Ltd..........................   154,700    1,010,372
    Yurtec Corp.........................................   249,000    2,070,377
    Yusen Logistics Co., Ltd............................   109,500    1,216,765
#   Zuiko Corp..........................................    18,300      680,327
                                                                   ------------
Total Industrials.......................................            749,637,696
                                                                   ------------
Information Technology -- (10.3%)
#   A&D Co., Ltd........................................   120,200      482,627
#   Advantest Corp......................................   127,300    1,112,612
#   Ai Holdings Corp....................................   248,300    4,019,515
    Aichi Tokei Denki Co., Ltd..........................   187,000      563,578
#   Aiphone Co., Ltd....................................    79,000    1,299,375
#*  Allied Telesis Holdings K.K.........................   470,700      269,330
    Alpha Systems, Inc..................................    32,560      485,578
    Amano Corp..........................................   374,300    5,206,885
    Anritsu Corp........................................   857,300    6,138,669
    AOI Electronics Co., Ltd............................    26,900      936,929
    Argo Graphics, Inc..................................    22,600      333,363
    Arisawa Manufacturing Co., Ltd......................   192,200    1,328,897
    Asahi Net, Inc......................................    59,600      252,837
    Axell Corp..........................................    47,500      670,173
    Azbil Corp..........................................   182,300    4,329,349
#   Bit-isle, Inc.......................................   123,600      472,325
#   Broadleaf Co., Ltd..................................   118,700    1,135,432
    CAC Holdings Corp...................................    50,500      439,129
    Canon Electronics, Inc..............................   132,000    2,481,710
    Capcom Co., Ltd.....................................   294,600    6,441,822
    Chino Corp..........................................    37,100      374,731
#   CMK Corp............................................   260,100      630,923
    Computer Engineering & Consulting, Ltd..............    74,200      654,898
    CONEXIO Corp........................................   125,900    1,491,117
#   COOKPAD, Inc........................................   287,400    5,924,965
    Cresco, Ltd.........................................    26,500      442,971

                                     1890

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Information Technology -- (Continued)
#   CROOZ, Inc...........................................    32,400 $ 1,281,521
#   Dai-ichi Seiko Co., Ltd..............................    55,600     802,509
#   Daishinku Corp.......................................   188,000     409,276
    Daito Electron Co., Ltd..............................     5,900      45,680
    Daiwabo Holdings Co., Ltd............................ 1,186,000   2,238,214
    Denki Kogyo Co., Ltd.................................   251,000   1,123,611
    Digital Arts, Inc....................................     2,800      39,494
    DKK-Toa Corp.........................................    38,200     165,093
    DTS Corp.............................................   122,000   2,724,412
    Eizo Corp............................................   109,700   2,498,654
    Elecom Co., Ltd......................................    50,700   1,155,144
    Elematec Corp........................................    54,171   1,261,832
#   EM Systems Co., Ltd..................................    18,500     333,222
    Enplas Corp..........................................    57,000   2,296,447
    ESPEC Corp...........................................    98,400   1,016,437
#   Excel Co., Ltd.......................................    49,300     780,174
#   F@N Communications, Inc..............................   194,900   1,481,706
    Faith, Inc...........................................    27,910     312,384
#*  FDK Corp.............................................   601,000     644,115
    Ferrotec Corp........................................   174,000   1,206,707
    Fuji Soft, Inc.......................................   116,600   2,436,286
    Fujitsu Frontech, Ltd................................    75,300   1,163,075
    Furuno Electric Co., Ltd.............................   137,500   1,008,137
    Furuya Metal Co., Ltd................................    11,800     236,512
    Future Architect, Inc................................   129,200     799,914
    GMO internet, Inc....................................   401,700   6,705,267
    GMO Payment Gateway, Inc.............................    98,500   3,223,609
#   Gree, Inc............................................   672,200   3,953,476
#   Gurunavi, Inc........................................   172,800   2,755,625
    Hakuto Co., Ltd......................................    84,500   1,038,855
    Hioki EE Corp........................................    45,700   1,023,347
#   Hitachi Kokusai Electric, Inc........................   332,500   4,482,963
#   Hochiki Corp.........................................   143,000   1,108,116
#   Hokuriku Electric Industry Co., Ltd..................   482,000     648,236
    Horiba, Ltd..........................................   212,650   8,036,069
#   Hosiden Corp.........................................   257,000   1,581,971
    I-Net Corp/Kanagawa..................................    53,900     524,629
    Icom, Inc............................................    46,600   1,107,776
#   Ikegami Tsushinki Co., Ltd...........................   309,000     406,457
    Imagica Robot Holdings, Inc..........................    53,800     245,864
    Ines Corp............................................   196,600   1,926,706
    Infocom Corp.........................................    80,400     833,063
    Information Services International-Dentsu, Ltd.......    75,900     905,761
    Innotech Corp........................................    93,000     360,797
    Internet Initiative Japan, Inc.......................   191,600   3,665,175
    Iriso Electronics Co., Ltd...........................    50,500   3,348,817
    IT Holdings Corp.....................................   505,101  11,567,275
    Itfor, Inc...........................................    56,300     225,348
*   Iwatsu Electric Co., Ltd.............................   500,000     367,005
    Japan Digital Laboratory Co., Ltd....................    93,600   1,369,764
    Japan Material Co., Ltd..............................    11,600     164,907
#   Japan Radio Co., Ltd.................................   326,000   1,103,455
    Jastec Co., Ltd......................................    37,800     340,479

                                     1891

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
#   JBCC Holdings, Inc....................................    87,500 $  578,090
*   Justsystems Corp......................................   160,600  1,092,443
#   Kaga Electronics Co., Ltd.............................   113,100  1,450,015
    Kanematsu Electronics, Ltd............................    72,000  1,141,337
#*  KLab, Inc.............................................   191,400  3,226,688
    Koa Corp..............................................   194,100  1,763,923
    Kyoden Co., Ltd.......................................     1,300      2,170
#   Kyoei Sangyo Co., Ltd.................................    97,000    154,728
    Kyosan Electric Manufacturing Co., Ltd................   279,000    840,793
    Kyowa Electronics Instruments Co., Ltd................   135,100    552,248
    LAC Co., Ltd..........................................    82,700  1,250,425
    Lasertec Corp.........................................    40,300    509,432
#*  Livesense, Inc........................................    73,400    342,042
#*  Macnica Fuji Electronics Holdings, Inc................   161,150  1,996,748
    Marubun Corp..........................................    95,700    738,623
    Maruwa Co., Ltd.......................................    52,300  1,182,976
#   Marvelous, Inc........................................   196,300  2,286,801
    Megachips Corp........................................   122,000  1,369,510
*   Meiko Electronics Co., Ltd............................   111,800    303,806
#   Melco Holdings, Inc...................................    75,500  1,319,302
#   Micronics Japan Co., Ltd..............................    83,500  1,823,230
    Mimasu Semiconductor Industry Co., Ltd................   101,981    911,852
    Miraial Co., Ltd......................................    29,800    306,103
    Miroku Jyoho Service Co., Ltd.........................    96,700    707,112
    Mitsubishi Research Institute, Inc....................    32,600    817,449
    Mitsui High-Tec, Inc..................................   150,700    951,204
#   Mitsumi Electric Co., Ltd.............................   405,400  2,576,241
#   Mobile Create Co., Ltd................................    27,000    142,849
#   MTI, Ltd..............................................   168,800  1,199,934
#   Mutoh Holdings Co., Ltd...............................   126,000    370,807
    Nagano Keiki Co., Ltd.................................     5,500     36,573
#   Nakayo, Inc...........................................   396,000  1,140,533
    NEC Networks & System Integration Corp................   136,600  2,861,455
    NET One Systems Co., Ltd..............................   525,900  3,230,496
*   New Japan Radio Co., Ltd..............................    96,000    518,117
    Nichicon Corp.........................................   324,600  2,371,770
    NIFTY Corp............................................    46,100    524,551
#   Nihon Dempa Kogyo Co., Ltd............................   102,700    742,587
    Nihon Unisys, Ltd.....................................   346,175  3,691,700
#   Nippon Ceramic Co., Ltd...............................    62,200    833,747
    Nippon Chemi-Con Corp.................................   950,000  2,577,707
#   Nippon Kodoshi Corp...................................    25,000    218,289
    Nippon Signal Co., Ltd................................   310,600  3,287,626
    Nippon Systemware Co., Ltd............................    29,400    266,615
    Nohmi Bosai, Ltd......................................   132,600  1,534,449
    Noritsu Koki Co., Ltd.................................    76,800    406,315
    NS Solutions Corp.....................................   100,300  3,955,098
    NSD Co., Ltd..........................................   155,080  2,082,577
#   NuFlare Technology, Inc...............................    18,500    747,178
#   Ohara, Inc............................................    47,600    230,754
#   Oizumi Corp...........................................    28,500    172,734
    Okaya Electric Industries Co., Ltd....................    73,000    245,469
    Oki Electric Industry Co., Ltd........................ 4,751,000  9,764,456

                                     1892

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
    ONO Sokki Co., Ltd......................................  58,400 $  471,590
    Optex Co., Ltd..........................................  63,900  1,417,978
#   Origin Electric Co., Ltd................................ 173,000    543,710
#   Osaki Electric Co., Ltd................................. 168,000    892,321
    Panasonic Industrial Devices SUNX Co., Ltd.............. 111,600    719,485
*   Panasonic Information Systems Co., Ltd..................  15,400    452,612
    PCA Corp................................................   2,500     31,098
    Poletowin Pitcrew Holdings, Inc.........................  13,100    134,139
    Riken Keiki Co., Ltd....................................  76,100    891,471
    Riso Kagaku Corp........................................ 180,600  3,441,527
    Roland DG Corp..........................................  49,900  1,222,876
    Ryoden Trading Co., Ltd................................. 174,000  1,371,004
#   Ryosan Co., Ltd......................................... 184,300  4,761,002
#   Ryoyo Electro Corp...................................... 104,300  1,264,479
    Sanken Electric Co., Ltd................................ 673,000  3,741,533
    Sanshin Electronics Co., Ltd............................ 149,900  1,620,073
    Satori Electric Co., Ltd................................  85,880    653,550
    Saxa Holdings, Inc...................................... 298,000    683,015
    SCREEN Holdings Co., Ltd................................ 980,000  5,149,697
    Shibaura Electronics Co., Ltd...........................  26,200    411,472
#   Shibaura Mechatronics Corp.............................. 200,000    409,409
    Shindengen Electric Manufacturing Co., Ltd.............. 433,000  2,009,172
#*  Shinkawa, Ltd...........................................  57,300    403,578
    Shinko Electric Industries Co., Ltd..................... 427,400  3,188,568
    Shinko Shoji Co., Ltd................................... 121,700  1,264,307
    Shizuki Electric Co., Inc............................... 100,000    513,946
#   Siix Corp...............................................  92,900  2,258,643
    SMK Corp................................................ 360,000  1,652,207
#   SMS Co., Ltd............................................ 150,200  2,115,504
#   Softbank Technology Corp................................  30,300    338,177
*   Softbrain Co., Ltd...................................... 161,300    247,181
    Softcreate Holdings Corp................................   2,700     20,356
    Sourcenext Corp.........................................  17,500     96,498
    SRA Holdings............................................  47,500    916,295
#   Sumida Corp............................................. 107,549    806,793
    Sun-Wa Technos Corp.....................................  35,100    338,565
    Systena Corp............................................ 116,600  1,100,937
#   Tabuchi Electric Co., Ltd............................... 145,100  1,401,034
    Tachibana Eletech Co., Ltd..............................  83,160    940,048
#   Taiyo Yuden Co., Ltd.................................... 642,700  8,051,200
    Tamura Corp............................................. 447,000  1,598,983
#*  Teac Corp............................................... 183,000     70,794
    Teikoku Tsushin Kogyo Co., Ltd.......................... 198,000    350,689
    TKC Corp................................................ 104,700  3,009,121
    Toko, Inc............................................... 208,000    552,807
#   Tokyo Electron Device, Ltd..............................  37,200    511,642
    Tokyo Seimitsu Co., Ltd................................. 231,900  4,601,145
    Tomen Devices Corp......................................   2,400     42,355
    Tose Co., Ltd...........................................  22,100    158,771
    Toshiba TEC Corp........................................ 525,000  2,753,032
#   Toukei Computer Co., Ltd................................  26,010    456,301
#   Towa Corp............................................... 124,500    895,180
    Toyo Corp............................................... 131,600  1,052,425

                                     1893

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (Continued)
    Transcosmos, Inc....................................   152,100 $  4,022,442
    UKC Holdings Corp...................................    64,900    1,369,066
    Ulvac, Inc..........................................   249,600    3,604,821
    Uniden Holdings Corp................................   366,000      640,672
#*  UT Group Co., Ltd...................................   189,500    1,021,238
#   Vitec Co., Ltd......................................    34,300      400,337
#   Wacom Co., Ltd......................................   907,100    3,361,013
#   Wellnet Corp........................................    19,100      468,774
    Y A C Co., Ltd......................................    31,000      233,213
    Yamaichi Electronics Co., Ltd.......................   120,500    1,128,065
    Yashima Denki Co., Ltd..............................    25,600      132,240
    Yokowo Co., Ltd.....................................    86,200      499,032
    Zappallas, Inc......................................    55,900      268,300
    Zuken, Inc..........................................    64,400      625,625
                                                                   ------------
Total Information Technology............................            303,525,918
                                                                   ------------
Materials -- (10.0%)
    Achilles Corp.......................................   909,000    1,128,452
    ADEKA Corp..........................................   523,000    6,754,863
    Agro-Kanesho Co., Ltd...............................    31,900      258,201
    Aichi Steel Corp....................................   673,000    2,946,284
#   Alconix Corp........................................    50,900      790,468
    Arakawa Chemical Industries, Ltd....................    86,300    1,014,495
#   Araya Industrial Co., Ltd...........................   268,000      376,258
    Asahi Holdings, Inc.................................   155,550    2,353,308
    Asahi Organic Chemicals Industry Co., Ltd...........   412,000      840,655
    Asahi Printing Co., Ltd.............................       800       14,236
    C Uyemura & Co., Ltd................................    22,800    1,212,309
    Carlit Holdings Co., Ltd............................    71,700      316,345
#   Chuetsu Pulp & Paper Co., Ltd.......................   552,000    1,014,940
*   Chugai Mining Co., Ltd.............................. 1,012,400      245,014
    Chugoku Marine Paints, Ltd..........................   345,000    2,497,346
    Dai Nippon Toryo Co., Ltd...........................   740,000    1,098,233
    Daido Steel Co., Ltd................................   612,000    2,321,052
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd...............    17,600      499,935
    Daiken Corp.........................................   390,000    1,062,768
    Daiki Aluminium Industry Co., Ltd...................   153,000      478,655
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd...............................................   408,000    1,924,236
    Daio Paper Corp.....................................   523,500    5,959,340
    Daiso Co., Ltd......................................   424,000    1,613,987
#   DC Co., Ltd.........................................   110,700      374,912
    Denki Kagaku Kogyo K.K.............................. 1,753,000    7,289,875
#   DKS Co., Ltd........................................   207,000      617,480
    Dynapac Co., Ltd....................................    25,000       57,059
#   FP Corp.............................................   148,000    4,773,082
    Fuji Seal International, Inc........................   141,200    4,366,507
    Fujikura Kasei Co., Ltd.............................   145,500      652,304
    Fujimi, Inc.........................................    91,800    1,255,332
#   Fujimori Kogyo Co., Ltd.............................    75,000    2,100,269
#   Fumakilla, Ltd......................................    78,000      410,169
    Fuso Chemical Co., Ltd..............................    39,600      492,038
    Godo Steel, Ltd.....................................   874,000    1,585,059
    Gun-Ei Chemical Industry Co., Ltd...................   286,000      774,832

                                     1894

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
    Harima Chemicals Group, Inc...........................    73,300 $  290,149
    Hodogaya Chemical Co., Ltd............................   339,000    484,153
    Hokkan Holdings, Ltd..................................   275,000    636,737
    Hokko Chemical Industry Co., Ltd......................   104,000    395,418
    Hokuetsu Kishu Paper Co., Ltd.........................   857,799  5,122,535
    Honshu Chemical Industry Co., Ltd.....................    14,000    159,659
#   Ihara Chemical Industry Co., Ltd......................   199,100  2,405,336
    Ise Chemical Corp.....................................    81,000    440,960
*   Ishihara Sangyo Kaisha, Ltd........................... 1,911,500  1,771,665
#*  Ishizuka Glass Co., Ltd...............................   119,000    272,423
    Japan Pile Corp.......................................    15,700    109,599
    Japan Pure Chemical Co., Ltd..........................     1,600     31,370
    JCU Corp..............................................    27,700  1,086,004
    JSP Corp..............................................    71,600  1,208,133
    Kanto Denka Kogyo Co., Ltd............................   250,000  1,761,822
    Katakura Chikkarin Co., Ltd...........................    43,000    110,999
#   Kawakin Holdings Co., Ltd.............................    11,000     42,042
#   Kawasaki Kasei Chemicals, Ltd.........................    84,000    120,560
#   Kimoto Co., Ltd.......................................   228,000    534,795
    Koatsu Gas Kogyo Co., Ltd.............................   158,493    861,007
#   Kogi Corp.............................................    55,000     89,030
    Kohsoku Corp..........................................    60,200    437,035
    Konishi Co., Ltd......................................    89,700  1,705,588
    Krosaki Harima Corp...................................   270,000    576,797
#   Kumiai Chemical Industry Co., Ltd.....................    54,400    434,045
#   Kureha Corp...........................................   764,500  2,885,747
    Kurimoto, Ltd.........................................   682,000  1,380,050
    Kyoei Steel, Ltd......................................   106,200  1,837,871
    Kyowa Leather Cloth Co., Ltd..........................    43,500    338,472
    Lintec Corp...........................................   303,800  6,557,093
#   MEC Co., Ltd..........................................    95,800    639,614
    Mitani Sekisan Co., Ltd...............................    24,000    342,160
#*  Mitsubishi Paper Mills, Ltd........................... 1,679,000  1,218,977
    Mitsubishi Steel Manufacturing Co., Ltd...............   849,000  1,739,065
    Mitsui Mining & Smelting Co., Ltd..................... 3,568,000  8,772,065
#   MORESCO Corp..........................................    39,700    650,551
    Mory Industries, Inc..................................   152,000    471,869
*   Nakayama Steel Works, Ltd.............................   845,000    606,281
    Neturen Co., Ltd......................................   166,900  1,148,087
#*  New Japan Chemical Co., Ltd...........................   182,300    385,204
    Nichia Steel Works, Ltd...............................   164,900    426,145
    Nihon Kagaku Sangyo Co., Ltd..........................    71,000    515,642
#   Nihon Nohyaku Co., Ltd................................   260,400  2,399,510
    Nihon Parkerizing Co., Ltd............................   553,500  5,131,577
    Nihon Yamamura Glass Co., Ltd.........................   489,000    725,907
    Nippon Carbide Industries Co., Inc....................   434,000    755,874
#   Nippon Chemical Industrial Co., Ltd...................   477,000    830,239
    Nippon Chutetsukan K.K................................   113,000    200,482
#   Nippon Concrete Industries Co., Ltd...................   203,100    834,945
    Nippon Denko Co., Ltd.................................   673,414  1,536,035
    Nippon Fine Chemical Co., Ltd.........................    83,200    629,808
    Nippon Kasei Chemical Co., Ltd........................   192,000    233,671
#   Nippon Kayaku Co., Ltd................................   235,000  2,380,562

                                     1895

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
*   Nippon Kinzoku Co., Ltd...............................   293,000 $  352,023
#   Nippon Koshuha Steel Co., Ltd.........................   460,000    426,499
    Nippon Light Metal Holdings Co., Ltd.................. 3,227,300  5,357,508
    Nippon Paper Industries Co., Ltd......................   149,200  2,448,074
    Nippon Pillar Packing Co., Ltd........................   116,800  1,026,648
    Nippon Soda Co., Ltd..................................   871,000  5,207,301
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....   287,000  1,815,055
    Nippon Valqua Industries, Ltd.........................   489,000  1,277,158
#*  Nippon Yakin Kogyo Co., Ltd...........................   831,300  1,461,694
#   Nisshin Steel Co., Ltd................................   582,592  6,739,818
#   Nitta Gelatin, Inc....................................    37,900    227,380
    Nittetsu Mining Co., Ltd..............................   364,000  1,711,122
#   Nitto FC Co., Ltd.....................................    63,800    410,702
    NOF Corp..............................................   870,000  7,204,340
#   Okamoto Industries, Inc...............................   405,000  1,895,434
    Okura Industrial Co., Ltd.............................   296,000    804,515
    Osaka Organic Chemical Industry, Ltd..................    66,000    385,613
    Osaka Steel Co., Ltd..................................    83,300  1,378,834
    OSAKA Titanium Technologies Co., Ltd..................   113,100  2,949,355
#*  Pacific Metals Co., Ltd...............................   924,000  2,800,882
    Pack Corp. (The)......................................    79,600  1,633,089
#*  Rasa Industries, Ltd..................................   480,000    564,941
#   Rengo Co., Ltd........................................ 1,328,000  5,141,531
    Riken Technos Corp....................................   212,600    893,569
    Sakai Chemical Industry Co., Ltd......................   570,000  1,852,148
#   Sakata INX Corp.......................................   235,200  1,857,933
    Sanyo Chemical Industries, Ltd........................   349,000  2,531,321
    Sanyo Special Steel Co., Ltd..........................   650,300  2,859,512
    Sekisui Plastics Co., Ltd.............................   268,000    969,666
    Shikoku Chemicals Corp................................   232,000  2,023,636
#   Shin-Etsu Polymer Co., Ltd............................   190,300    977,591
    Shinagawa Refractories Co., Ltd.......................   250,000    584,341
#   Shinko Wire Co., Ltd..................................   184,000    250,740
    Showa Denko KK........................................   339,000    417,890
    Stella Chemifa Corp...................................    54,300    577,360
    Sumitomo Bakelite Co., Ltd............................ 1,225,000  5,124,644
    Sumitomo Osaka Cement Co., Ltd........................ 2,652,000  9,942,962
    Sumitomo Seika Chemicals Co., Ltd.....................   279,000  1,909,574
    T Hasegawa Co., Ltd...................................   130,600  1,900,605
#   T&K Toka Co., Ltd.....................................    39,400    728,783
#   Taisei Lamick Co., Ltd................................    28,800    672,013
    Taiyo Holdings Co., Ltd...............................   102,100  4,129,484
#   Takasago International Corp...........................   436,000  1,930,836
    Takiron Co., Ltd......................................   295,000  1,269,844
*   Tanaka Chemical Corp..................................     1,100      5,334
    Tayca Corp............................................   164,000    696,691
    Tenma Corp............................................    79,600  1,296,905
    Toagosei Co., Ltd.....................................   658,000  5,110,998
#   Toda Kogyo Corp.......................................   219,000    603,562
#   Toho Zinc Co., Ltd....................................   800,000  2,258,670
    Tokai Carbon Co., Ltd................................. 1,289,000  3,748,430
    Tokushu Tokai Paper Co., Ltd..........................   564,580  1,466,778
#*  Tokuyama Corp......................................... 2,159,000  3,934,031

                                     1896

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
Materials -- (Continued)
     Tokyo Ohka Kogyo Co., Ltd.......................    143,200 $    3,919,627
#*   Tokyo Rope Manufacturing Co., Ltd...............    688,000      1,203,488
     Tokyo Steel Manufacturing Co., Ltd..............    636,400      4,360,976
     Tokyo Tekko Co., Ltd............................    251,000      1,223,856
#    Tomoegawa Co., Ltd..............................    125,000        258,982
#    Tomoku Co., Ltd.................................    335,000        773,239
     Topy Industries, Ltd............................  1,142,000      2,687,227
     Toyo Ink SC Holdings Co., Ltd...................  1,157,000      4,606,550
     Toyo Kohan Co., Ltd.............................    286,000      1,294,335
     Toyobo Co., Ltd.................................  5,776,000      8,613,912
     TYK Corp........................................    138,000        234,458
#    UACJ Corp.......................................  1,486,415      3,508,910
     Ube Industries, Ltd.............................  5,257,000      9,194,478
     Wood One Co., Ltd...............................    164,000        366,342
     Yamato Kogyo Co., Ltd...........................    122,100      2,866,478
#    Yodogawa Steel Works, Ltd.......................    723,500      3,028,595
     Yotai Refractories Co., Ltd.....................      8,000         23,544
     Yuki Gosei Kogyo Co., Ltd.......................     64,000        147,132
     Yushiro Chemical Industry Co., Ltd..............     61,400        683,723
     Zeon Corp.......................................     50,000        484,427
                                                                 --------------
Total Materials......................................               293,357,308
                                                                 --------------
Telecommunication Services -- (0.1%)
#*   Japan Communications, Inc.......................    764,900      2,588,142
     Okinawa Cellular Telephone Co...................     43,200      1,320,337
                                                                 --------------
Total Telecommunication Services.....................                 3,908,479
                                                                 --------------
Utilities -- (0.6%)
     Hiroshima Gas Co., Ltd..........................     30,000        116,220
*    Hokkaido Electric Power Co., Inc................    330,100      3,980,744
#    Hokkaido Gas Co., Ltd...........................    268,000        620,762
     Hokuriku Gas Co., Ltd...........................     99,000        233,288
     K&O Energy Group, Inc...........................     75,300      1,080,474
#    Okinawa Electric Power Co., Inc. (The)..........    138,756      3,467,103
     Saibu Gas Co., Ltd..............................  1,831,000      4,340,396
     Shizuoka Gas Co., Ltd...........................    298,400      2,138,315
     Toell Co., Ltd..................................      5,100         34,690
                                                                 --------------
Total Utilities......................................                16,011,992
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,658,134,648
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@ DFA Short Term Investment Fund.................. 24,753,428    286,397,165
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,681,318,336)^^............................            $2,944,531,813
                                                                 ==============

                                     1897

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.....         -- $  545,514,716   --    $  545,514,716
   Consumer Staples...........         --    268,324,400   --       268,324,400
   Energy.....................         --     28,922,520   --        28,922,520
   Financials.................         --    319,061,907   --       319,061,907
   Health Care................         --    129,869,712   --       129,869,712
   Industrials................ $1,503,997    748,133,699   --       749,637,696
   Information Technology.....    452,612    303,073,306   --       303,525,918
   Materials..................         --    293,357,308   --       293,357,308
   Telecommunication Services.         --      3,908,479   --         3,908,479
   Utilities..................         --     16,011,992   --        16,011,992
Securities Lending Collateral.         --    286,397,165   --       286,397,165
                               ---------- --------------   --    --------------
TOTAL......................... $1,956,609 $2,942,575,204   --    $2,944,531,813
                               ========== ==============   ==    ==============

                                     1898

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- -----------
  COMMON STOCKS -- (81.4%)
  AUSTRALIA -- (40.1%)
  *   AAT Corp., Ltd...................................         99 $        --
  #*  ABM Resources NL.................................    325,867      48,614
  #   Acrux, Ltd.......................................    660,428     327,746
      Adelaide Brighton, Ltd...........................  3,668,074  12,657,404
  *   Aditya Birla Minerals, Ltd.......................    716,699     104,880
  *   AED Oil, Ltd.....................................    363,401          --
  #   Ainsworth Game Technology, Ltd...................    784,170   1,716,999
  #*  AJ Lucas Group, Ltd..............................    152,343      33,298
  #*  Alkane Resources, Ltd............................  1,219,715     205,148
  *   Alliance Resources, Ltd..........................    125,819      11,947
  #   ALS, Ltd.........................................    867,399   3,390,891
      Altium, Ltd......................................    222,654     731,397
      Altona Mining, Ltd...............................  1,108,169      96,671
      Alumina, Ltd.....................................  2,142,519   2,317,003
      AMA Group, Ltd...................................     18,658       9,210
      Amalgamated Holdings, Ltd........................    464,620   4,277,770
      Ansell, Ltd......................................    528,919   9,668,550
  #*  Antares Energy, Ltd..............................    199,346      18,213
  #   AP Eagers, Ltd...................................    234,655   1,798,793
  *   APN News & Media, Ltd............................  4,904,331   2,556,421
  #*  Aquarius Platinum, Ltd...........................  4,962,517     470,529
  #   ARB Corp., Ltd...................................    472,048   4,895,467
      Ardent Leisure Group.............................     91,645     161,791
      Aristocrat Leisure, Ltd..........................  2,730,539  17,080,222
  #   Arrium, Ltd...................................... 17,951,296   1,572,441
  *   ASG Group, Ltd...................................    898,212     712,225
  *   Atlantic, Ltd....................................     21,276         510
  #   Atlas Iron, Ltd..................................  5,890,007     150,638
  *   Aurelia Metals, Ltd..............................    104,200       3,265
  #   Ausdrill, Ltd....................................  1,723,145     377,749
  *   Ausenco, Ltd.....................................    448,418     107,232
      Austal, Ltd......................................  1,148,615   1,658,767
  #   Austbrokers Holdings, Ltd........................    242,519   1,611,779
  *   Austin Engineering, Ltd..........................    504,744     169,612
  #*  Australian Agricultural Co., Ltd.................  2,385,475   2,488,574
      Australian Pharmaceutical Industries, Ltd........  2,403,274   2,791,810
      Australian Vintage, Ltd..........................  3,979,004   1,134,709
      Auswide Bank, Ltd................................     88,869     341,293
      Automotive Holdings Group, Ltd...................  1,464,387   4,701,191
  *   Avanco Resources, Ltd............................  2,444,368     123,044
      AVJennings, Ltd..................................  7,051,385   3,276,267
  *   AWE, Ltd.........................................  3,356,993   3,085,709
  #*  Bandanna Energy, Ltd.............................    337,935       3,890
      Bank of Queensland, Ltd..........................     40,228     403,438
  #   BC Iron, Ltd.....................................  1,007,619     199,038
  #   Beach Energy, Ltd................................  9,180,505   6,514,193
  #   Beadell Resources, Ltd...........................  2,424,377     211,636
  #   Bega Cheese, Ltd.................................    514,153   1,785,213
  #*  Billabong International, Ltd.....................  3,784,843   1,654,108
      Blackmores, Ltd..................................     81,784   5,285,689
      BlueScope Steel, Ltd.............................  2,315,186   6,115,511

                                     1899

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  #*  Boart Longyear, Ltd.............................. 2,658,836 $   224,069
  *   Boom Logistics, Ltd..............................   986,820      84,843
      Boral, Ltd.......................................   147,574     714,853
  #   Bradken, Ltd..................................... 1,242,062   1,069,340
  #   Breville Group, Ltd..............................   765,489   3,818,085
      Brickworks, Ltd..................................   174,972   1,903,773
      BT Investment Management, Ltd....................   580,053   4,122,180
  #*  Buccaneer Energy, Ltd............................ 3,283,586       3,600
  *   Bunuru Corp., Ltd................................         9          --
  #*  Buru Energy, Ltd.................................   316,943      89,128
  #   Cabcharge Australia, Ltd.........................   863,423   2,103,632
      Cape Lambert Resources, Ltd......................   726,958       9,573
  *   Capral, Ltd......................................    58,499       6,366
  #   Cardno, Ltd...................................... 1,091,060   2,281,793
  *   Carnarvon Petroleum, Ltd......................... 5,095,141     426,931
  *   Carnegie Wave Energy, Ltd........................   563,165      20,942
  #   carsales.com, Ltd................................ 1,702,940  13,480,240
  #   Cash Converters International, Ltd............... 2,245,870   1,149,133
  *   CDS Technologies, Ltd............................    13,276          --
  #   Cedar Woods Properties, Ltd......................   323,002   1,243,053
  *   ChemGenex Pharmaceuticals, Ltd...................   115,291          --
  #*  Clinuvel Pharmaceuticals, Ltd....................    48,821      99,613
      Cochlear, Ltd....................................    10,800     719,728
      Codan, Ltd.......................................   400,153     349,304
  *   Coffey International, Ltd........................   814,052      94,703
  #   Collection House, Ltd............................ 1,978,935   3,298,272
      Collins Foods, Ltd...............................   289,927     665,192
  *   Cooper Energy, Ltd...............................   336,842      61,584
  #   Corporate Travel Management, Ltd.................   215,271   1,682,837
  #   Coventry Group, Ltd..............................   144,778     154,481
  #   Credit Corp. Group, Ltd..........................   107,224   1,057,838
  #   CSG, Ltd.........................................   789,834     969,951
      CSR, Ltd......................................... 3,350,138   9,141,759
  #*  Cudeco, Ltd......................................   387,893     351,229
  *   Cue Energy Resources, Ltd........................ 1,378,665      75,631
      Data#3, Ltd......................................   556,711     386,927
  #   Decmil Group, Ltd................................   867,988     686,736
  *   Devine, Ltd......................................   483,266     229,467
  #   Dick Smith Holdings, Ltd.........................    91,564     133,669
      Domino's Pizza Enterprises, Ltd..................   286,872   8,460,747
      Downer EDI, Ltd.................................. 2,910,872   9,659,326
  #*  Drillsearch Energy, Ltd.......................... 3,348,007   2,159,267
      DUET Group.......................................   126,724     203,623
      DuluxGroup, Ltd.................................. 3,101,823  13,762,298
  #   DWS, Ltd.........................................   382,927     242,286
      Echo Entertainment Group, Ltd.................... 4,207,608  15,405,773
  #*  Elders, Ltd......................................   220,688     662,020
  *   Emeco Holdings, Ltd.............................. 3,480,007     206,242
  #*  Energy Resources of Australia, Ltd............... 1,156,799     321,202
  #*  Energy World Corp., Ltd.......................... 4,185,404     979,279
  *   Enero Group, Ltd.................................    12,387       6,437
  #   Equity Trustees, Ltd.............................    16,644     284,395
      ERM Power, Ltd...................................   783,474   1,231,274

                                     1900

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  AUSTRALIA -- (Continued)
      Ethane Pipeline Income Fund......................    190,260 $   233,338
      Euroz, Ltd.......................................    101,762      70,324
      Evolution Mining, Ltd............................  3,808,574   2,771,641
      Fairfax Media, Ltd............................... 14,257,034   8,839,856
      Fantastic Holdings, Ltd..........................    326,291     510,966
  *   FAR, Ltd.........................................  7,004,291     374,579
      Finbar Group, Ltd................................    132,219     123,209
  #   Fleetwood Corp., Ltd.............................    394,575     511,043
  #   FlexiGroup, Ltd..................................    602,740   1,331,733
  #   Flight Centre Travel Group, Ltd..................     50,044   1,299,983
  #*  Focus Minerals, Ltd..............................    204,357      46,968
  #   G8 Education, Ltd................................    789,741   1,958,569
  *   Galaxy Resources, Ltd............................    193,424       4,639
      Gazal Corp., Ltd.................................     22,520      43,431
  *   Gindalbie Metals, Ltd............................  1,541,314      25,845
  *   Global Construction Services, Ltd................      4,832       1,765
      GrainCorp, Ltd. Class A..........................  1,251,687   8,151,103
      Grange Resources, Ltd............................  1,724,297     131,985
  #   Greencross, Ltd..................................    112,557     496,633
  *   Greenland Minerals & Energy, Ltd.................    266,582      11,503
  #*  Gryphon Minerals, Ltd............................    283,364      10,543
  #   GUD Holdings, Ltd................................    811,568   5,541,401
  #   GWA Group, Ltd...................................  1,861,904   3,298,394
      Hansen Technologies, Ltd.........................     94,100     201,665
      HFA Holdings, Ltd................................    253,134     436,554
  *   Hillgrove Resources, Ltd.........................    254,731      35,399
  #   Hills, Ltd.......................................  1,277,876     494,962
  *   Horizon Oil, Ltd.................................  6,691,326     448,292
  *   Icon Energy, Ltd.................................    289,487       9,965
  *   IDM International, Ltd...........................     23,969          --
  #   iiNET, Ltd.......................................  1,121,222   7,694,637
      Iluka Resources, Ltd.............................     92,328     529,962
  #*  Imdex, Ltd.......................................  1,225,370     219,359
  #   IMF Bentham, Ltd.................................    674,782     862,579
  #   Independence Group NL............................  1,789,170   4,923,991
  #*  Infigen Energy...................................  2,021,774     398,215
  #   Infomedia, Ltd...................................  2,051,811   1,574,314
      Integrated Research, Ltd.........................    327,026     532,160
  *   Intrepid Mines, Ltd..............................    331,189      30,225
  #   InvoCare, Ltd....................................    901,024   8,887,151
  #   IOOF Holdings, Ltd...............................  1,900,338  12,804,828
  #   IRESS, Ltd.......................................  1,073,207   8,143,059
  *   iSelect, Ltd.....................................     62,606      80,524
  #   JB Hi-Fi, Ltd....................................    836,109  11,781,492
  *   Jupiter Mines, Ltd...............................    405,443      21,116
      K&S Corp., Ltd...................................    256,539     247,586
  *   Kangaroo Resources, Ltd..........................    281,470       1,134
  #*  Karoon Gas Australia, Ltd........................    738,066   1,259,610
  #*  Kingsgate Consolidated, Ltd......................  1,717,937     800,251
  #*  Kingsrose Mining, Ltd............................    760,046     111,308
  *   Lednium, Ltd.....................................    195,019          --
      LogiCamms, Ltd...................................     38,305      21,801

                                     1901

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  #*  Lonestar Resources, Ltd..........................    23,123 $   118,993
  #*  Lynas Corp., Ltd................................. 3,390,978      86,951
  #   M2 Group, Ltd.................................... 1,270,931  10,234,558
      MACA, Ltd........................................   683,733     357,833
  *   Macmahon Holdings, Ltd........................... 6,319,933     372,438
      Macquarie Atlas Roads Group......................   565,764   1,411,712
  *   Macquarie Telecom Group, Ltd.....................    35,019     157,780
      Magellan Financial Group, Ltd....................   466,192   6,301,154
      Matrix Composites & Engineering, Ltd.............   127,627      41,153
  *   Maverick Drilling & Exploration, Ltd.............   907,264      62,944
  #   MaxiTRANS Industries, Ltd........................   915,613     274,107
  #*  Mayne Pharma Group, Ltd.......................... 3,767,830   3,216,367
      McMillan Shakespeare, Ltd........................   427,034   4,440,666
  #   McPherson's, Ltd.................................   506,092     206,774
  #*  Medusa Mining, Ltd............................... 1,179,362     471,827
      Melbourne IT, Ltd................................   441,811     639,596
  #*  Mesoblast, Ltd...................................    99,585     286,178
      Metals X, Ltd....................................   360,891     296,838
  #   Metcash, Ltd..................................... 4,871,384   4,081,983
      Mincor Resources NL.............................. 1,067,643     320,507
  *   Mineral Deposits, Ltd............................   466,063     252,254
  #   Mineral Resources, Ltd........................... 1,168,088   4,617,868
  #   MMA Offshore, Ltd................................ 2,189,075     870,533
  #   Monadelphous Group, Ltd..........................   687,485   4,282,887
  *   Morning Star Gold NL.............................   332,749       5,010
      Mortgage Choice, Ltd.............................   680,426   1,131,384
  #   Mount Gibson Iron, Ltd........................... 4,484,844     622,851
  #   Myer Holdings, Ltd............................... 4,049,548   3,713,690
      MyState, Ltd.....................................   169,107     583,023
  *   Nanosonics, Ltd..................................   125,464     164,189
  #   Navitas, Ltd..................................... 1,440,089   4,336,440
  #*  Nearmap, Ltd..................................... 1,029,484     371,897
      New Hope Corp., Ltd..............................   154,058     215,109
  *   Newsat, Ltd...................................... 1,680,867     105,969
  *   NEXTDC, Ltd......................................    31,442      59,065
      NIB Holdings, Ltd................................ 2,713,689   7,049,603
      Nick Scali, Ltd..................................   165,818     401,856
  #*  Noble Mineral Resources, Ltd.....................   405,717          --
  #   Northern Star Resources, Ltd..................... 4,806,957   7,246,695
  #   NRW Holdings, Ltd................................ 1,867,109     252,167
      Nufarm, Ltd...................................... 1,141,199   6,427,273
  *   OM Holdings, Ltd.................................    29,193       5,785
  #*  Orocobre, Ltd....................................   389,899     563,740
      Orora, Ltd.......................................   848,348   1,443,236
  #   OrotonGroup, Ltd.................................   131,885     183,347
      Otto Energy, Ltd................................. 1,936,175      96,163
      OZ Minerals, Ltd................................. 2,198,276   5,948,732
  #   OzForex Group, Ltd...............................   406,107     664,504
  #*  Pacific Brands, Ltd.............................. 6,093,285   1,864,837
  #*  Paladin Energy, Ltd.............................. 9,407,049   1,404,213
      Panoramic Resources, Ltd......................... 1,781,726     534,741
  #*  PaperlinX, Ltd...................................   631,677      11,548
      Patties Foods, Ltd...............................    42,099      35,378

                                     1902

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
      Peet, Ltd........................................ 1,645,757 $ 1,327,565
  *   Peninsula Energy, Ltd............................ 8,363,816     152,484
  #   Perpetual, Ltd...................................   356,426  11,648,330
  #*  Perseus Mining, Ltd.............................. 3,040,420     692,958
  *   Phosphagenics, Ltd............................... 1,522,272      22,249
      Platinum Asset Management, Ltd...................   151,071     835,167
  #*  Platinum Australia, Ltd.......................... 1,442,661       1,160
  *   Pluton Resources, Ltd............................    20,710          39
  *   PMP, Ltd......................................... 2,327,074     935,517
  *   Poseidon Nickel, Ltd.............................   554,377      27,537
      Premier Investments, Ltd.........................   556,867   5,421,304
  *   Prima Biomed, Ltd................................ 1,409,121      52,500
  #   Primary Health Care, Ltd......................... 3,204,222  10,758,326
  #   Prime Media Group, Ltd........................... 2,031,951     963,798
  #   Programmed Maintenance Services, Ltd.............   761,433   1,324,845
  *   Qantas Airways, Ltd.............................. 3,914,119  10,695,731
  #   Qube Holdings, Ltd............................... 1,459,119   2,597,258
  *   Quickstep Holdings, Ltd..........................   159,454      23,857
  *   Ramelius Resources, Ltd..........................   834,228      69,506
  #*  Range Resources, Ltd............................. 1,456,711      14,316
      RCG Corp., Ltd...................................   210,640     189,286
      RCR Tomlinson, Ltd............................... 1,055,209   1,427,431
  #   Reckon, Ltd......................................   356,227     551,283
  *   Red 5, Ltd.......................................     9,022         308
  *   Redflex Holdings, Ltd............................   343,216      96,745
  #   Reece Australia, Ltd.............................   231,441   5,584,879
  #*  Regis Resources, Ltd............................. 2,504,810   2,368,808
  #   Reject Shop, Ltd. (The)..........................   234,444   1,086,037
  #*  Resolute Mining, Ltd............................. 3,987,672     695,474
  #   Retail Food Group, Ltd...........................   936,626   3,646,937
      Ridley Corp., Ltd................................ 1,331,622   1,313,935
  *   RiverCity Motorway Group......................... 1,563,354          --
  *   RungePincockMinarco, Ltd.........................    30,702      11,992
      Ruralco Holdings, Ltd............................   115,893     323,517
  #   SAI Global, Ltd.................................. 1,545,041   5,059,548
  #   Salmat, Ltd......................................   645,788     410,816
  *   Samson Oil & Gas, Ltd............................ 7,175,499      25,989
      Sandfire Resources NL............................   570,890   2,502,612
  *   Saracen Mineral Holdings, Ltd.................... 5,111,505   1,430,294
      Schaffer Corp., Ltd..............................    33,766     121,088
  #   Sedgman, Ltd.....................................   452,719     253,648
  #   Select Harvests, Ltd.............................   485,818   4,680,158
  #*  Senex Energy, Ltd................................ 6,438,932   1,101,376
      Servcorp, Ltd....................................   314,917   1,386,432
      Service Stream, Ltd.............................. 1,693,203     420,664
  #   Seven Group Holdings, Ltd........................   559,015   2,258,465
  #   Seven West Media, Ltd............................ 7,785,820   5,139,712
      Seymour Whyte, Ltd...............................     8,690       7,241
      Sigma Pharmaceuticals, Ltd....................... 7,230,980   4,587,726
  #*  Silex Systems, Ltd...............................   511,695     166,361
  #   Silver Chef, Ltd.................................    85,146     521,698
  #*  Silver Lake Resources, Ltd....................... 2,755,624     270,170
  #   Sims Metal Management, Ltd....................... 1,382,214   9,510,019

                                     1903

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  AUSTRALIA -- (Continued)
      Sirtex Medical, Ltd..............................    412,322 $ 9,277,291
  #   Skilled Group, Ltd...............................  1,388,531   1,561,754
  #   Slater & Gordon, Ltd.............................  2,016,208   5,024,931
  #   SMS Management & Technology, Ltd.................    575,318   1,500,404
      Southern Cross Media Group, Ltd..................  3,639,618   2,563,580
      Spark Infrastructure Group....................... 10,385,907  14,666,342
      Specialty Fashion Group, Ltd.....................    786,397     344,283
      SRG, Ltd.........................................     29,934      14,273
  #*  St Barbara, Ltd..................................  2,594,632     956,570
      Steadfast Group, Ltd.............................    328,525     390,598
  *   Strike Energy, Ltd...............................  1,471,668     139,789
  #   STW Communications Group, Ltd....................  2,357,117   1,299,949
  *   Sundance Energy Australia, Ltd...................  2,512,257     916,138
  #*  Sundance Resources, Ltd..........................  8,756,539     121,144
      Sunland Group, Ltd...............................    729,757     881,762
  #   Super Retail Group, Ltd..........................  1,280,749   8,619,763
      Swick Mining Services, Ltd.......................    106,166      10,906
      Tabcorp Holdings, Ltd............................  3,281,774  11,595,239
  #*  Tap Oil, Ltd.....................................  1,480,490     383,934
      Tassal Group, Ltd................................    901,018   2,474,990
      Technology One, Ltd..............................  1,612,459   4,692,425
  #*  Ten Network Holdings, Ltd........................ 10,842,364   1,657,584
  #   TFS Corp., Ltd...................................  1,789,688   1,918,576
      Thorn Group, Ltd.................................    406,023     767,010
  #*  Tiger Resources, Ltd.............................  6,540,922     353,733
  *   Toro Energy, Ltd.................................     70,156       3,181
      Tox Free Solutions, Ltd..........................    867,356   1,835,093
      TPG Telecom, Ltd.................................    284,876   1,978,905
  *   Transfield Services, Ltd.........................  3,089,111   2,905,092
      Transpacific Industries Group, Ltd............... 10,319,019   5,337,702
  #   Treasury Group, Ltd..............................     14,134      83,511
      Treasury Wine Estates, Ltd.......................    593,706   2,494,805
  *   Tribune Resources, Ltd...........................      3,093       8,694
  #*  Troy Resources, Ltd..............................  1,405,543     306,411
  #   UGL, Ltd.........................................  1,185,950   1,716,695
      UXC, Ltd.........................................  1,872,142   1,249,831
      Veda Group, Ltd..................................    542,481     969,573
      Villa World, Ltd.................................    232,321     361,156
  #   Village Roadshow, Ltd............................    831,506   3,897,137
  *   Virgin Australia Holdings, Ltd...................  7,648,897          --
  *   Virgin Australia Holdings, Ltd. (B43DQC7)........  5,942,525   1,911,222
      Virtus Health, Ltd...............................    128,205     502,697
      Vision Eye Institute, Ltd........................    477,043     296,405
      Vita Group, Ltd..................................     25,352      37,985
  #   Vocus Communications, Ltd........................  1,634,058   7,354,996
  #   Watpac, Ltd......................................    760,701     472,249
      Webjet, Ltd......................................    511,180   1,550,841
  #   Webster, Ltd.....................................    150,977     179,728
  #   Western Areas, Ltd...............................  1,463,783   3,302,963
  #*  White Energy Co., Ltd............................    643,913     121,892
  #*  Whitehaven Coal, Ltd.............................  4,143,411   3,617,263
  *   Wollongong Coal, Ltd.............................    119,865       1,752

                                     1904

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 AUSTRALIA -- (Continued)
     WorleyParsons, Ltd...............................    266,039 $  1,784,384
                                                                  ------------
 TOTAL AUSTRALIA......................................             623,871,282
                                                                  ------------
 CHINA -- (0.5%)
 #*  China Daye Non-Ferrous Metals Mining, Ltd........ 18,227,837      441,336
 *   Fullshare Holdings, Ltd.......................... 11,335,000    1,898,824
 #*  Goldin Properties Holdings, Ltd..................  1,014,000      781,553
     Lee's Pharmaceutical Holdings, Ltd...............    127,000      213,635
 *   Wison Engineering Services Co., Ltd..............    150,000       33,264
 #   Xinyi Solar Holdings, Ltd........................ 11,940,000    5,142,525
     Zhuhai Holdings Investment Group, Ltd............    240,000       41,733
                                                                  ------------
 TOTAL CHINA..........................................               8,552,870
                                                                  ------------
 HONG KONG -- (24.4%)
     Aeon Credit Service Asia Co., Ltd................    564,000      417,562
     Aeon Stores Hong Kong Co., Ltd...................    248,000      278,262
     Agritrade Resources, Ltd.........................    830,000      196,849
     Alco Holdings, Ltd...............................  1,426,000      439,055
     Allan International Holdings.....................    720,000      199,716
     Allied Group, Ltd................................    663,200    3,338,208
 #   Allied Properties HK, Ltd........................ 11,945,857    2,819,629
 *   Amec Foster Wheeler P.L.C. Class A...............    208,000       55,826
 *   Anxian Yuan China Holdings, Ltd..................  3,100,000       55,084
 *   Apac Resources, Ltd.............................. 29,587,350      427,206
 *   Applied Development Holdings, Ltd................    210,000       10,560
     APT Satellite Holdings, Ltd......................  2,884,500    2,688,006
     Arts Optical International Hldgs, Ltd............    730,000      304,040
     Asia Financial Holdings, Ltd.....................  2,404,908    1,117,854
 #   Asia Satellite Telecommunications Holdings, Ltd..    934,500    2,059,759
     Asia Standard Hotel Group, Ltd................... 11,437,218    1,590,320
 #   Asia Standard International Group, Ltd........... 13,041,937    2,908,229
     ASM Pacific Technology, Ltd......................     96,200      871,533
     Associated International Hotels, Ltd.............    952,000    2,860,157
     Aupu Group Holding Co., Ltd......................  3,168,000      963,296
 *   Auto Italia Holdings.............................  1,900,000      119,738
 *   AVIC Joy Holdings HK, Ltd........................  1,630,000       87,133
 *   Bel Global Resources Holdings, Ltd...............  2,576,000           --
 *   Bestway International Holdings, Ltd..............    205,000       25,678
 #   Bonjour Holdings, Ltd............................ 13,758,600      833,284
     Bossini International Hldg.......................  3,699,500      357,526
     Bright Smart Securities & Commodities Group, Ltd.    322,000      104,998
 #*  Brightoil Petroleum Holdings, Ltd................  1,947,000      714,655
 #*  Brockman Mining, Ltd............................. 22,810,814      594,947
 *   Burwill Holdings, Ltd............................ 27,112,960    1,239,394
 #   Cafe de Coral Holdings, Ltd......................  1,938,000    6,797,622
     CEC International Holdings, Ltd..................    516,000      127,747
     Century City International Holdings, Ltd.........  6,235,460      466,256
 *   Champion Technology Holdings, Ltd................ 15,193,089      308,046
     Chen Hsong Holdings..............................  1,212,000      320,408
     Cheuk Nang Holdings, Ltd.........................    613,067      513,911
 *   Cheung Wo International Holdings, Ltd............    846,000      166,947
     Chevalier International Holdings, Ltd............    764,834    1,556,487
 *   China Billion Resources, Ltd.....................  4,876,000           --
 *   China Chuanglian Education Group, Ltd............    300,000       16,033

                                     1905

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
 HONG KONG -- (Continued)
 *   China Digicontent Co., Ltd.......................   2,710,000 $        --
 #*  China Energy Development Holdings, Ltd...........  52,140,000   1,080,827
     China Flavors & Fragrances Co., Ltd..............     215,028      66,909
 *   China Infrastructure Investment, Ltd.............   7,776,000     130,206
     China Metal International Holdings, Inc..........   2,670,000     792,004
 #   China Motor Bus Co., Ltd.........................      48,600     514,425
 #*  China Smarter Energy Group Holdings, Ltd.........   7,038,000   1,034,929
 *   China Solar Energy Holdings, Ltd.................   1,669,500       7,268
 *   China Star Entertainment, Ltd....................  46,250,000     476,502
 *   China Strategic Holdings, Ltd....................  18,877,500     741,069
 *   China Ting Group Holdings, Ltd...................   2,565,151     277,551
     Chinney Investments, Ltd.........................   1,144,000     265,584
 #   Chow Sang Sang Holdings International, Ltd.......   2,244,000   4,344,196
     Chu Kong Shipping Enterprise Group Co., Ltd......   2,492,000     767,629
     Chuang's China Investments, Ltd..................   3,700,938     243,420
     Chuang's Consortium International, Ltd...........   5,987,043     772,125
     CITIC Telecom International Holdings, Ltd........  10,816,125   4,937,006
     CK Life Sciences International Holdings, Inc.....  21,274,000   2,111,906
     CNT Group, Ltd...................................   8,077,264     426,975
     COL Capital, Ltd.................................  42,916,800   2,406,514
 *   Continental Holdings, Ltd........................     450,000       9,568
     Convenience Retail Asia, Ltd.....................      42,000      22,201
 *   Convoy Financial Holdings, Ltd...................   4,938,000     509,603
 *   CP Lotus Corp....................................  11,880,000     284,692
 *   Crocodile Garments...............................     842,000     126,836
 #   Cross-Harbour Holdings, Ltd. (The)...............     671,520     857,133
     CSI Properties, Ltd..............................  35,276,383   1,227,063
 *   CST Mining Group, Ltd............................ 101,184,000   1,384,269
     CW Group Holdings, Ltd...........................   2,030,000     995,060
     Dah Sing Banking Group, Ltd......................   3,457,116   7,325,843
     Dah Sing Financial Holdings, Ltd.................   1,184,544   7,740,528
     Dan Form Holdings Co., Ltd.......................   3,563,260     629,413
     Dickson Concepts International, Ltd..............   1,222,000     486,287
     Dorsett Hospitality International, Ltd...........   4,629,200     948,946
     Dragonite International, Ltd.....................      56,000       7,367
     Eagle Nice International Holdings, Ltd...........   1,116,000     244,587
     EcoGreen International Group, Ltd................   1,322,200     352,896
 *   EganaGoldpfeil Holdings, Ltd.....................   4,121,757          --
     Emperor Capital Group, Ltd.......................   8,409,000     770,258
     Emperor Entertainment Hotel, Ltd.................   4,360,000     983,695
     Emperor International Holdings, Ltd..............   8,116,753   1,715,858
     Emperor Watch & Jewellery, Ltd...................  25,650,000     941,456
 *   ENM Holdings, Ltd................................  14,680,000     831,977
 *   EPI Holdings, Ltd................................     401,989      26,963
 #   Esprit Holdings, Ltd.............................  13,802,950  13,245,710
 *   eSun Holdings, Ltd...............................   4,344,000     453,617
 *   Ezcom Holdings, Ltd..............................      72,576          --
     Fairwood Holdings, Ltd...........................     620,100   1,835,968
 #   Far East Consortium International, Ltd...........   6,363,258   2,971,705
     FIH Mobile, Ltd..................................   1,699,000     887,531
     First Pacific Co., Ltd...........................   1,328,000   1,062,419
     First Shanghai Investments, Ltd..................     696,000     126,467

                                     1906

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
 HONG KONG -- (Continued)
     Fountain SET Holdings, Ltd.......................   4,758,000 $   631,539
     Four Seas Mercantile Holdings, Ltd...............     610,000     274,642
     Fujikon Industrial Holdings, Ltd.................     736,000     132,035
 #   Future Bright Holdings, Ltd......................   3,288,000     517,700
     G-Resources Group, Ltd........................... 143,439,600   4,240,944
 #*  GCL New Energy Holdings, Ltd.....................   5,868,000     415,321
 #   Get Nice Holdings, Ltd...........................  38,664,000   1,693,370
     Giordano International, Ltd......................   9,440,000   4,805,969
 *   Global Brands Group Holding, Ltd.................  14,324,000   3,174,243
     Glorious Sun Enterprises, Ltd....................   2,624,000     497,336
     Gold Peak Industries Holding, Ltd................   3,029,642     358,387
     Golden Resources Development International, Ltd..   3,330,500     223,099
 *   Grande Holdings, Ltd. (The)......................     882,000       8,761
     Great Eagle Holdings, Ltd........................      73,887     257,193
     Guangnan Holdings, Ltd...........................   2,363,600     368,829
     Guoco Group, Ltd.................................       2,000      22,697
 #   Guotai Junan International Holdings, Ltd.........  12,388,797   4,325,214
 #   Haitong International Securities Group, Ltd......   8,607,936   4,749,022
     Hanny Holdings, Ltd..............................   1,850,000      40,298
 *   Hao Tian Development Group, Ltd..................   8,136,000     788,660
     Harbour Centre Development, Ltd..................     935,500   1,604,479
     High Fashion International, Ltd..................     268,000      94,856
     HKR International, Ltd...........................   5,764,736   3,163,883
 #*  HNA International Investment Holdings, Ltd.......   9,981,809     635,462
     Hon Kwok Land Investment Co., Ltd................     314,800     117,136
 *   Hong Fok Land, Ltd...............................   1,210,000          --
 #   Hong Kong Aircraft Engineering Co., Ltd..........      86,000     852,214
     Hong Kong Ferry Holdings Co., Ltd................     824,300   1,188,706
 *   Hong Kong Television Network, Ltd................   2,332,751     645,419
     Hongkong & Shanghai Hotels, Ltd. (The)...........   1,332,055   1,768,256
 #   Hongkong Chinese, Ltd............................   5,038,000     909,471
     Hop Hing Group Holdings, Ltd.....................   1,812,000      28,933
     Hopewell Holdings, Ltd...........................   2,920,000  10,073,060
     Hsin Chong Construction Group, Ltd...............   6,931,658     813,185
     Hung Hing Printing Group, Ltd....................   2,628,000     359,991
     Hutchison Telecommunications Hong Kong Holdings,
       Ltd............................................  11,164,000   4,880,655
 *   I-CABLE Communications, Ltd......................   2,573,000     202,231
 #*  Imagi International Holdings, Ltd................  55,488,000   1,350,979
 #*  Integrated Waste Solutions Group Holdings, Ltd...   5,574,000     168,718
 *   International Standard Resources Holdings, Ltd...  16,576,250     433,510
 *   iOne Holdings, Ltd...............................   9,860,000     532,647
     IPE Group, Ltd...................................   3,345,000     431,293
 *   IRC, Ltd.........................................   9,486,266     396,461
     IT, Ltd..........................................   4,040,532   1,332,679
     ITC Corp., Ltd...................................   1,008,145     110,535
 #   ITC Properties Group, Ltd........................   4,153,791   2,213,151
 *   Jinhui Holdings Co., Ltd.........................     121,000      19,512
     Johnson Electric Holdings, Ltd...................   1,723,750   5,840,069
 #   K Wah International Holdings, Ltd................   8,142,294   4,480,652
     Ka Shui International Holdings, Ltd..............     550,000      59,677
 *   Kader Holdings Co., Ltd..........................      92,000       8,761
     Kam Hing International Holdings, Ltd.............   1,830,000     127,284

                                     1907

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                        ---------- ----------
  HONG KONG -- (Continued)
  *   Kantone Holdings, Ltd............................  1,012,364 $   96,648
      Keck Seng Investments............................    878,600    840,457
      Kerry Logistics Network, Ltd.....................    659,500  1,019,970
  *   King Pacific International Holdings, Ltd.........  1,404,200         --
      Kingmaker Footwear Holdings, Ltd.................  1,532,955    288,612
  #   Kingston Financial Group, Ltd.................... 19,359,000  7,029,397
  #*  Ko Yo Chemical Group, Ltd........................  1,596,000    121,159
      Kowloon Development Co., Ltd.....................  2,443,000  3,090,415
      L'Occitane International SA......................      9,000     22,835
      Lai Sun Development Co., Ltd..................... 78,652,466  1,714,085
      Lai Sun Garment International, Ltd...............  3,321,680    436,603
      Lam Soon Hong Kong, Ltd..........................    302,310    198,852
      Landsea Green Properties Co., Ltd................    948,000     85,574
  *   Leading Spirit High-Tech Holdings Co., Ltd.......  2,310,000         --
      Lerado Group Holding Co., Ltd....................  2,674,000    163,587
      Lifestyle International Holdings, Ltd............  1,367,500  2,229,720
      Lippo China Resources, Ltd....................... 20,922,000    849,931
      Lippo, Ltd.......................................  1,161,700    641,192
      Lisi Group Holdings, Ltd.........................  4,414,000    210,577
      Liu Chong Hing Investment, Ltd...................  1,191,200  1,489,892
      Luen Thai Holdings, Ltd..........................  1,207,000    189,741
  #   Luk Fook Holdings International, Ltd.............  2,862,000  8,032,414
      Luks Group Vietnam Holdings Co., Ltd.............    514,913    170,621
      Lung Kee Bermuda Holdings........................  1,567,875    449,336
  #*  Macau Legend Development, Ltd....................  2,574,000    699,668
      Magnificent Estates.............................. 13,170,000    466,632
      Man Wah Holdings, Ltd............................  5,694,800  5,116,532
      Man Yue Technology Holdings, Ltd.................  1,104,000    135,057
  #*  Mason Financial Holdings, Ltd.................... 14,310,000    563,495
      Matrix Holdings, Ltd.............................  1,067,414    457,426
      Melbourne Enterprises, Ltd.......................     39,500    683,668
  #   Melco International Development, Ltd.............  3,557,000  6,074,190
  #*  Midland Holdings, Ltd............................  5,182,000  2,304,799
      Ming Fai International Holdings, Ltd.............  1,879,000    205,927
  #   Miramar Hotel & Investment.......................    845,000  1,462,858
  #*  Mongolian Mining Corp............................ 26,307,000    817,396
      NagaCorp, Ltd....................................  7,546,000  6,146,890
      Nanyang Holdings, Ltd............................    133,500    807,534
      National Electronic Hldgs........................  2,426,000    362,611
      Natural Beauty Bio-Technology, Ltd...............  3,920,000    287,961
  #*  Neo-Neon Holdings, Ltd...........................  2,337,500    349,313
  *   Neptune Group, Ltd............................... 23,230,000    307,699
      New Century Group Hong Kong, Ltd................. 13,351,464    266,444
  *   New Times Energy Corp., Ltd......................  1,946,400     62,663
  #   Newocean Energy Holdings, Ltd....................  7,642,000  3,403,782
      Next Media, Ltd..................................  4,295,183    403,981
  #   Nexteer Automotive Group, Ltd....................    986,000    934,264
  *   O Luxe Holdings, Ltd.............................  6,778,500    415,102
  *   Orange Sky Golden Harvest Entertainment
      Holdings, Ltd....................................  9,489,706    659,750
      Orient Overseas International, Ltd...............    958,500  4,747,948
  *   Orient Power Holdings, Ltd.......................    804,000         --
  #   Oriental Watch Holdings..........................  3,070,800    467,206
  *   Pacific Andes International Holdings, Ltd........ 19,435,067    650,999

                                     1908

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                        ---------- ----------
  HONG KONG -- (Continued)
  #   Pacific Basin Shipping, Ltd...................... 12,498,000 $4,314,795
      Pacific Textiles Holdings, Ltd...................  4,820,000  7,652,947
      Paliburg Holdings, Ltd...........................  3,062,830  1,086,649
      Pan Asia Environmental Protection Group, Ltd.....     80,000     12,589
  #   Paradise Entertainment, Ltd......................  3,652,000    845,746
  #*  Peace Mark Holdings, Ltd.........................  2,712,022         --
  *   Pearl Oriental Oil, Ltd.......................... 11,577,400    373,094
      Pegasus International Holdings, Ltd..............    226,000     52,699
      Perfect Shape PRC Holdings, Ltd..................  1,092,000    246,261
  #   Pico Far East Holdings, Ltd......................  4,892,000  1,444,867
  *   Ping Shan Tea Group, Ltd.........................  6,805,325     53,431
      Playmates Holdings, Ltd..........................    686,000    796,704
  #   Playmates Toys, Ltd..............................  4,796,000    896,317
  *   PME Group, Ltd...................................    810,000     19,640
      Pokfulam Development Co..........................    234,000    412,053
  #   Polytec Asset Holdings, Ltd...................... 11,323,526  1,562,025
  #   Public Financial Holdings, Ltd...................  3,102,000  1,564,524
      PYI Corp., Ltd................................... 24,147,973    575,972
  *   Pyxis Group, Ltd.................................  1,936,000         --
      Raymond Industrial, Ltd..........................     30,400      4,347
  #   Regal Hotels International Holdings, Ltd.........  2,871,800  1,659,508
      Rivera Holdings, Ltd.............................  5,710,000    300,188
  #   SA SA International Holdings, Ltd................  9,766,000  4,380,086
      Safety Godown Co., Ltd...........................    386,000    820,947
      Samsonite International SA.......................     87,600    285,660
      SAS Dragon Hldg, Ltd.............................  2,120,000    464,125
      SEA Holdings, Ltd................................  1,124,000  1,023,749
  #   Shenwan Hongyuan HK, Ltd.........................  3,466,250  1,728,056
  *   Shougang Concord Grand Group, Ltd................  1,158,000     70,907
  *   Shun Ho Technology Holdings, Ltd.................  1,254,757    440,228
      Shun Tak Holdings, Ltd........................... 11,359,419  6,218,610
  *   Silver base Group Holdings, Ltd..................  1,938,677    374,321
  *   Sing Pao Media Enterprises, Ltd..................    250,511         --
      Sing Tao News Corp., Ltd.........................  1,974,000    313,144
      Singamas Container Holdings, Ltd................. 10,860,000  1,765,094
  *   Sinocan Holdings, Ltd............................    350,000         --
      SIS International Holdings.......................     34,000     19,692
      Sitoy Group Holdings, Ltd........................    829,000    443,743
      SmarTone Telecommunications Holdings, Ltd........  3,497,068  7,134,967
  #*  SOCAM Development, Ltd...........................  1,718,771  1,190,111
  *   Solomon Systech International, Ltd...............  8,590,000    414,921
      Soundwill Holdings, Ltd..........................    408,000    666,290
      South China Holdings............................. 13,104,000  1,200,139
  *   South China Land, Ltd............................  6,031,170    145,342
  *   South Sea Petroleum Holdings, Ltd................    512,000     20,131
      Stella International Holdings, Ltd...............    926,500  2,496,119
      Stelux Holdings International, Ltd...............  3,011,400    376,433
  *   Success Universe Group, Ltd......................  6,716,000    206,740
      Sun Hing Vision Group Holdings, Ltd..............    358,000    145,312
      Sun Hung Kai & Co., Ltd..........................  4,352,429  2,890,484
      Sunwah Kingsway Capital Holdings, Ltd............  7,690,000    247,903
  *   Symphony Holdings, Ltd...........................    980,000    102,208
  #   TAI Cheung Holdings, Ltd.........................  1,961,000  1,727,483
      Tai Sang Land Development, Ltd...................    781,910    427,672

                                     1909

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 HONG KONG -- (Continued)
 #   Tan Chong International, Ltd.....................  1,176,000 $    398,798
 #   Tao Heung Holdings, Ltd..........................    517,000      211,931
 #*  Taung Gold International, Ltd.................... 14,590,000      238,560
     Television Broadcasts, Ltd.......................  1,518,900    8,004,314
 *   Termbray Industries International Holdings, Ltd..  2,304,900      187,286
     Tern Properties Co., Ltd.........................     51,200       36,496
     Texwinca Holdings, Ltd...........................  4,488,000    5,426,726
     Tian Teck Land, Ltd..............................  1,024,000    1,211,933
 *   Titan Petrochemicals Group, Ltd.................. 13,140,000          848
 #   Tradelink Electronic Commerce, Ltd...............  4,802,000    1,045,712
 #   Transport International Holdings, Ltd............  1,015,741    2,771,794
 #   Trinity, Ltd.....................................  7,614,000    1,157,773
     Tristate Holdings, Ltd...........................    188,000       71,496
 #*  TSC Group Holdings, Ltd..........................  3,280,000      918,221
 #   Tsui Wah Holdings, Ltd...........................    184,000       55,719
 *   United Laboratories International Holdings, Ltd.
       (The)..........................................  4,354,000    2,623,637
 *   Universal Technologies Holdings, Ltd.............  7,410,000      659,067
 #*  Up Energy Development Group, Ltd.................  3,929,000      139,207
     Upbest Group, Ltd................................     36,000       11,065
 *   Value Convergence Holdings, Ltd..................  1,848,000      324,259
 #   Value Partners Group, Ltd........................  5,396,000    6,274,748
     Van Shung Chong Holdings, Ltd....................  1,248,002      198,038
     Vanke Property Overseas, Ltd.....................     49,000       52,673
 #   Varitronix International, Ltd....................  2,023,293    1,535,921
 *   Vedan International Holdings, Ltd................  3,272,000      190,845
     Victory City International Holdings, Ltd.........  7,660,077    1,185,330
     Vitasoy International Holdings, Ltd..............  4,703,000    7,061,210
 *   VS International Group, Ltd......................    488,000       32,083
     VST Holdings, Ltd................................  4,999,600    1,708,379
 #   VTech Holdings, Ltd..............................    359,200    4,468,691
     Wai Kee Holdings, Ltd............................  7,640,738    2,561,476
     Win Hanverky Holdings, Ltd.......................  1,812,000      238,191
 *   Winfull Group Holdings, Ltd......................  9,512,000      588,522
     Wing On Co. International, Ltd...................    759,000    2,622,415
     Wing Tai Properties, Ltd.........................  1,923,331    1,186,763
 *   Winshine Entertainment & Media Holding Co., Ltd..  2,732,000      457,384
     Wong's International Holdings, Ltd...............    737,641      246,329
     Wong's Kong King International...................    120,000       10,985
     Xinyi Glass Holdings, Ltd........................ 16,280,000    8,494,883
     Yangtzekiang Garment, Ltd........................    606,500      230,256
     Yau Lee Holdings, Ltd............................    534,000      108,756
     Yeebo International Hldg.........................    572,000      121,678
 #   YGM Trading, Ltd.................................    447,000      466,811
     YT Realty Group, Ltd.............................    749,000      289,916
 *   Yuan Heng Gas Holdings, Ltd......................  1,176,000       91,040
     Yugang International, Ltd........................ 90,818,000    1,521,061
                                                                  ------------
 TOTAL HONG KONG......................................             378,411,658
                                                                  ------------
 NEW ZEALAND -- (7.9%)
 #*  a2 Milk Co., Ltd.................................    986,934      534,664
     Abano Healthcare Group, Ltd......................     30,725      156,168

                                     1910

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  NEW ZEALAND -- (Continued)
      Air New Zealand, Ltd............................. 3,693,701 $ 6,433,661
      Briscoe Group, Ltd...............................     2,235       4,263
      CDL Investments New Zealand, Ltd.................   111,311      47,576
  #*  Chorus, Ltd...................................... 2,039,965   3,864,806
      Colonial Motor Co., Ltd. (The)...................   144,588     582,034
  #   Contact Energy, Ltd..............................   582,279   1,902,129
  #*  Diligent Corp....................................    79,753     301,935
  #   Ebos Group, Ltd..................................   442,402   3,181,820
  #   Fisher & Paykel Healthcare Corp., Ltd............ 4,200,605  20,782,544
  #   Freightways, Ltd.................................   974,609   3,716,768
  #   Hallenstein Glasson Holdings, Ltd................   242,445     531,651
      Heartland New Zealand, Ltd.......................   252,188     196,422
      Hellaby Holdings, Ltd............................   384,437     748,218
      Infratil, Ltd.................................... 3,201,309   6,824,874
  #   Kathmandu Holdings, Ltd..........................   663,170     743,529
  #   Mainfreight, Ltd.................................   539,049   5,426,741
      Marsden Maritime Holdings, Ltd...................    32,575      64,386
      Methven, Ltd.....................................    93,877      68,813
      Metlifecare, Ltd.................................   516,195   1,652,182
  #   Michael Hill International, Ltd.................. 1,490,263   1,003,197
  #   Mighty River Power, Ltd..........................    65,500     119,345
      Millennium & Copthorne Hotels New Zealand, Ltd...   406,992     379,641
      New Zealand Oil & Gas, Ltd....................... 1,659,791     547,157
  *   New Zealand Refining Co., Ltd. (The).............   574,344   1,144,690
      Nuplex Industries, Ltd........................... 1,278,378   3,837,466
  #   NZX, Ltd.........................................   952,265     666,115
  #   Opus International Consultants, Ltd..............    12,925      10,406
  *   Pacific Edge, Ltd................................   418,982     165,743
      PGG Wrightson, Ltd...............................   999,976     303,679
  *   Pike River Coal, Ltd.............................   490,805          --
  #   Port of Tauranga, Ltd............................   515,305   5,995,623
  *   Pumpkin Patch, Ltd...............................   207,765      24,265
  #   Restaurant Brands New Zealand, Ltd...............   459,407   1,270,666
  *   Richina Pacific, Ltd.............................   274,180          --
  *   Rubicon, Ltd..................................... 1,442,620     294,523
  #   Ryman Healthcare, Ltd............................ 2,338,582  12,962,575
      Sanford, Ltd.....................................   382,357   1,275,029
      Scott Technology, Ltd............................    39,805      38,074
  #   Skellerup Holdings, Ltd..........................   544,971     442,426
  #   SKY Network Television, Ltd...................... 2,080,268   8,401,958
      SKYCITY Entertainment Group, Ltd................. 4,352,955  12,694,166
      Steel & Tube Holdings, Ltd.......................   441,625     827,920
      Summerset Group Holdings, Ltd....................   396,565   1,093,564
      Tourism Holdings, Ltd............................   267,004     334,789
  #   Tower, Ltd.......................................   871,114   1,230,254
  #   Trade Me Group, Ltd.............................. 1,612,087   3,605,791
  #   TrustPower, Ltd..................................    68,055     351,880
  #   Vector, Ltd...................................... 1,288,750   2,824,718
  #   Warehouse Group, Ltd. (The)......................   698,604   1,185,159
  *   Xero, Ltd........................................   147,912   1,728,272

                                     1911

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 NEW ZEALAND -- (Continued)
     Z Energy, Ltd....................................     38,460 $    147,125
                                                                  ------------
 TOTAL NEW ZEALAND....................................             122,671,400
                                                                  ------------
 SINGAPORE -- (8.5%)
 *   Abterra, Ltd.....................................    531,800      217,156
     Amara Holdings, Ltd..............................    922,800      339,346
     ASL Marine Holdings, Ltd.........................    816,600      236,805
     Aspial Corp., Ltd................................     72,959       18,890
 #*  Ausgroup, Ltd....................................  3,548,500      424,108
 #   Baker Technology, Ltd............................  1,272,000      208,583
 #   Banyan Tree Holdings, Ltd........................  1,022,900      368,836
 #*  Biosensors International Group, Ltd..............  6,409,437    3,248,403
     Bonvests Holdings, Ltd...........................    950,000      920,791
 *   Boustead Projects, Ltd...........................    497,612      313,376
     Boustead Singapore, Ltd..........................  1,658,706    1,452,085
     Breadtalk Group, Ltd.............................    881,800      874,604
 *   Broadway Industrial Group, Ltd...................  1,557,200      231,714
     Bukit Sembawang Estates, Ltd.....................    596,403    2,139,342
     Bund Center Investment, Ltd......................  2,639,300      380,942
 #   Centurion Corp., Ltd.............................    779,200      272,450
 #   China Aviation Oil Singapore Corp., Ltd..........  1,540,999      837,619
 #   China Merchants Holdings Pacific, Ltd............    949,809      703,974
 #   Chip Eng Seng Corp., Ltd.........................  3,445,300    1,857,865
     Chuan Hup Holdings, Ltd..........................  3,853,500      936,966
     Civmec, Ltd......................................     53,200       14,410
     Cordlife Group, Ltd..............................     98,500       79,394
 #   Cosco Corp. Singapore, Ltd.......................  6,805,600    1,934,128
     Creative Technology, Ltd.........................    272,200      239,024
     CSC Holdings, Ltd................................  1,634,800       43,123
     CSE Global, Ltd..................................  3,285,200    1,280,872
 #   CWT, Ltd.........................................  1,403,400    2,292,427
     Datapulse Technology, Ltd........................     89,000        6,956
 *   Del Monte Pacific, Ltd...........................  1,458,464      403,959
 *   Delong Holdings, Ltd.............................  1,231,000      153,371
 *   DMX Technologies Group, Ltd......................  2,096,000      171,872
 #   Dyna-Mac Holdings, Ltd...........................  2,194,400      359,257
     Elec & Eltek International Co., Ltd..............    147,000      122,751
     Ellipsiz, Ltd....................................    123,000        9,408
     EnGro Corp., Ltd.................................    354,000      310,542
 #   Eu Yan Sang International, Ltd...................    786,600      280,383
 #   Ezion Holdings, Ltd..............................  1,028,360      646,574
 #*  Ezra Holdings, Ltd............................... 16,462,023    1,614,727
 #   Falcon Energy Group, Ltd.........................  2,008,800      336,748
     Far East Orchard, Ltd............................  1,074,985    1,262,561
 #   First Resources, Ltd.............................    731,600    1,012,160
     First Sponsor Group, Ltd.........................    440,661      414,498
     FJ Benjamin Holdings, Ltd........................  1,185,700       88,539
 *   Food Empire Holdings, Ltd........................  1,256,400      215,465
 #   Fragrance Group, Ltd.............................  6,077,000      906,923
     Frasers Centrepoint, Ltd.........................    140,700      171,439
 *   Fu Yu Corp., Ltd.................................    183,300       24,993
 #*  Gallant Venture, Ltd.............................  4,927,900      826,254
 #*  Geo Energy Resources, Ltd........................    432,000       62,635

                                     1912

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   SINGAPORE -- (Continued)
       GK Goh Holdings, Ltd............................. 1,484,065 $  990,897
       Global Premium Hotels, Ltd.......................   559,480    128,480
   *   Global Yellow Pages, Ltd.........................    55,350      9,323
   #*  GMG Global, Ltd.................................. 1,788,330    548,136
       Golden Agri-Resources, Ltd....................... 2,289,700    525,449
       GP Batteries International, Ltd..................   235,000    159,475
       GP Industries, Ltd............................... 2,567,609  1,337,129
       GSH Corp., Ltd...................................   206,800      9,349
   #   GuocoLand, Ltd...................................   387,914    647,344
   #   GuocoLeisure, Ltd................................ 3,267,800  2,189,077
   *   Hanwell Holdings, Ltd............................ 1,771,219    329,922
   *   Healthway Medical Corp., Ltd..................... 6,595,376    292,353
   *   HG Metal Manufacturing, Ltd...................... 1,768,000     72,197
       Hi-P International, Ltd.......................... 1,271,600    459,543
       Hiap Hoe, Ltd....................................   353,000    205,873
   *   HLH Group, Ltd................................... 8,364,000     79,253
       Ho Bee Land, Ltd................................. 1,604,700  2,351,492
   #   Hong Fok Corp., Ltd.............................. 3,228,540  1,976,485
       Hong Leong Asia, Ltd.............................   690,700    602,013
       Hotel Grand Central, Ltd......................... 1,461,261  1,429,791
       Hour Glass, Ltd. (The)........................... 1,814,832  1,151,425
       HTL International Holdings, Ltd.................. 1,063,843    176,249
       HupSteel, Ltd.................................... 1,572,875    208,908
   #   Hwa Hong Corp., Ltd.............................. 2,123,500    495,153
   #   Hyflux, Ltd...................................... 3,165,300  1,934,561
   #   Indofood Agri Resources, Ltd..................... 3,368,800  1,436,545
   *   InnoTek, Ltd.....................................   611,800    113,543
       Innovalues, Ltd.................................. 1,031,900    651,189
       Interplex Holdings, Ltd.......................... 1,314,300    671,368
   *   Interra Resources, Ltd...........................   396,000     32,341
   #   IPC Corp., Ltd...................................   414,300    468,079
       Isetan Singapore, Ltd............................   119,000    390,280
   *   Jiutian Chemical Group, Ltd...................... 9,838,300    299,620
   #*  Jurong Technologies Industrial Corp., Ltd........ 2,227,680         --
       k1 Ventures, Ltd................................. 4,952,600    720,964
   #   Keppel Infrastructure Trust...................... 4,622,832  1,751,210
       Keppel Telecommunications & Transportation, Ltd.. 1,369,300  1,472,099
   #   Koh Brothers Group, Ltd.......................... 1,432,000    322,798
       KSH Holdings, Ltd................................    52,000     19,713
   *   Li Heng Chemical Fibre Technologies, Ltd.........   410,600    193,099
       Lian Beng Group, Ltd............................. 2,238,100    905,233
   #*  Linc Energy, Ltd................................. 1,925,817    205,782
       Low Keng Huat Singapore, Ltd.....................   889,800    433,043
       Lum Chang Holdings, Ltd.......................... 1,094,030    315,269
       M1, Ltd..........................................   110,900    252,799
       Mandarin Oriental International, Ltd.............    24,900     39,485
   *   Marco Polo Marine, Ltd...........................   963,000    161,373
       Maxi-Cash Financial Services Corp., Ltd..........     2,918        351
   *   mDR, Ltd......................................... 3,997,000     17,482
       Mermaid Maritime PCL............................. 1,741,200    220,728
       Metro Holdings, Ltd.............................. 2,026,092  1,344,326
       Mewah International, Inc......................... 1,183,000    271,228
   #   Midas Holdings, Ltd.............................. 7,943,100  1,820,796

                                     1913

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                        ---------- ----------
  SINGAPORE -- (Continued)
  #   Nam Cheong, Ltd..................................  6,922,840 $1,158,340
  #*  Neptune Orient Lines, Ltd........................  2,460,000  1,659,706
      New Toyo International Holdings, Ltd.............  1,624,000    271,736
  #   Noble Group, Ltd.................................  8,592,600  2,851,646
      NSL, Ltd.........................................    409,900    432,883
      OKH Global, Ltd..................................    991,900    491,666
      Olam International, Ltd..........................     83,100    111,361
  #   OSIM International, Ltd..........................  1,640,700  1,907,381
  #   Otto Marine, Ltd................................. 10,983,500    215,251
  #   OUE Hospitality Trust............................    310,500    206,033
      OUE, Ltd.........................................  1,809,700  2,554,559
  #   Oxley Holdings, Ltd..............................  1,061,700    340,240
  #   Pacific Radiance, Ltd............................    452,600    133,256
  #   Pan-United Corp., Ltd............................  1,948,600  1,066,011
      PEC, Ltd.........................................     47,000     13,706
  #   Penguin International, Ltd.......................  1,577,100    181,161
  #   Petra Foods, Ltd.................................    781,000  1,632,606
  #   Q&M Dental Group Singapore, Ltd..................  1,066,100    649,779
      QAF, Ltd.........................................  1,255,162  1,022,944
  #   Raffles Education Corp., Ltd.....................  4,176,710    880,527
      Raffles Medical Group, Ltd.......................    569,091  1,988,149
  *   RH Petrogas, Ltd.................................     66,800      9,715
  #   Rickmers Maritime................................    969,789    187,536
      Riverstone Holdings, Ltd.........................     28,700     35,597
  #   Rotary Engineering, Ltd..........................  1,443,100    432,662
      Roxy-Pacific Holdings, Ltd.......................    297,500    108,533
  *   S I2I, Ltd.......................................     31,655      9,725
      San Teh, Ltd.....................................    358,087     73,600
      SATS, Ltd........................................    593,500  1,628,829
  #   SBS Transit, Ltd.................................    926,200  1,166,615
      Sheng Siong Group, Ltd...........................  1,462,900    953,301
      SHS Holdings, Ltd................................  2,304,100    386,133
  #   Sim Lian Group, Ltd..............................  2,216,555  1,416,514
  #   Sinarmas Land, Ltd...............................  5,746,800  2,323,867
      Sing Holdings, Ltd...............................  1,134,000    256,474
      Sing Investments & Finance, Ltd..................    297,675    287,982
      Singapore Reinsurance Corp., Ltd.................  1,514,530    352,990
      Singapore Shipping Corp., Ltd....................  1,640,700    406,476
      Singapura Finance, Ltd...........................    348,124    265,281
  #*  Sino Grandness Food Industry Group, Ltd..........  2,095,300    479,756
  #   SMRT Corp., Ltd..................................  2,175,300  2,193,884
      Stamford Land Corp., Ltd.........................  3,188,100  1,335,425
      Straco Corp., Ltd................................    130,000     90,773
      Sunningdale Tech, Ltd............................  3,621,800    480,820
  #*  SunVic Chemical Holdings, Ltd....................  1,979,700    410,557
  #   Super Group, Ltd.................................  2,548,900  1,866,019
  #*  Swiber Holdings, Ltd.............................  5,790,500    626,451
  #   Swissco Holdings, Ltd............................    768,400    195,899
  #   Tat Hong Holdings, Ltd...........................  2,013,500    742,882
  *   Thakral Corp., Ltd...............................    183,065     41,023
      Tiong Woon Corp. Holding, Ltd....................  2,090,650    276,072
  #   Tuan Sing Holdings, Ltd..........................  4,076,571  1,038,929
      UMS Holdings, Ltd................................  1,888,400    701,989

                                     1914

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
 SINGAPORE -- (Continued)
       United Engineers, Ltd.........................  2,722,828 $    4,938,259
       United Overseas Insurance, Ltd................    181,850        641,872
 #     UOB-Kay Hian Holdings, Ltd....................  1,887,972      2,064,302
 #     UPP Holdings, Ltd.............................  2,972,500        400,757
       Valuetronics Holdings, Ltd....................    181,100         54,156
 #*    Vard Holdings, Ltd............................  3,937,100      1,303,087
       Venture Corp., Ltd............................  1,654,300      9,465,922
 #     Vibrant Group, Ltd............................  9,359,579        634,324
       Vicom, Ltd....................................    116,600        529,079
 #     Wee Hur Holdings, Ltd.........................  2,670,400        612,682
 #     Wheelock Properties Singapore, Ltd............  1,175,400      1,485,430
 #     Wing Tai Holdings, Ltd........................  2,762,267      3,795,544
       Yeo Hiap Seng, Ltd............................    223,731        243,989
       YHI International, Ltd........................  1,174,000        166,671
 #*    Yongnam Holdings, Ltd.........................  1,984,800        592,701
       Zhongmin Baihui Retail Group, Ltd.............     26,900         35,961
                                                                 --------------
 TOTAL SINGAPORE.....................................               131,625,854
                                                                 --------------
 TOTAL COMMON STOCKS.................................             1,265,133,064
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
 *     Austin Engineering Rights 08/10/15............    229,429          1,677
 *     Centrebet International, Ltd. Claim Units
         Rights......................................     81,336             --
 *     Centrebet International, Ltd. Litigation
         Rights......................................     81,336             --
 *     Duet Group, Ltd. Rights 08/10/15..............     30,316             --
                                                                 --------------
 TOTAL AUSTRALIA.....................................                     1,677
                                                                 --------------
 HONG KONG -- (0.0%)
 *     China Strategic Holdings, Ltd. Rights 08/12/15  9,438,750        188,719
 *     Enviro Energy International Holdings, Ltd.
       Warrants 11/17/16.............................  1,171,800          9,069
 *     Miramar Hotel and Investment Warrants 01/19/18    169,000         40,330
                                                                 --------------
 TOTAL HONG KONG.....................................                   238,118
                                                                 --------------
 TOTAL RIGHTS/WARRANTS...............................                   239,795
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (18.6%)
 (S)@  DFA Short Term Investment Fund................ 25,053,155    289,865,000
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,713,666,276)^^...........................            $1,555,237,859
                                                                 ==============

                                     1915

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia..................         -- $  623,871,282   --    $  623,871,282
   China......................         --      8,552,870   --         8,552,870
   Hong Kong..................  2,861,489    375,550,169   --       378,411,658
   New Zealand................         --    122,671,400   --       122,671,400
   Singapore..................    509,148    131,116,706   --       131,625,854
Rights/Warrants
   Australia..................         --          1,677   --             1,677
   Hong Kong..................         --        238,118   --           238,118
Securities Lending Collateral.         --    289,865,000   --       289,865,000
                               ---------- --------------   --    --------------
TOTAL......................... $3,370,637 $1,551,867,222   --    $1,555,237,859
                               ========== ==============   ==    ==============

                                     1916

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
  COMMON STOCKS -- (97.3%)
  Consumer Discretionary -- (26.4%)
      4imprint Group P.L.C..............................    95,741 $ 1,829,032
  #   888 Holdings P.L.C................................   915,856   2,427,510
  *   Aga Rangemaster Group P.L.C.......................   438,333   1,263,238
      Barratt Developments P.L.C........................ 1,540,118  15,241,869
      Bellway P.L.C.....................................   634,613  23,846,639
      Berkeley Group Holdings P.L.C.....................   664,403  34,891,718
      Betfair Group P.L.C...............................   337,205  14,651,664
      Bloomsbury Publishing P.L.C.......................   274,093     698,348
      Bovis Homes Group P.L.C...........................   845,814  15,067,456
      Bwin.Party Digital Entertainment P.L.C............ 2,836,202   5,084,172
  *   Carpetright P.L.C.................................    78,008     686,814
      Centaur Media P.L.C...............................   537,905     650,967
      Chime Communications P.L.C........................   354,323   1,997,299
      Cineworld Group P.L.C............................. 1,191,284   9,512,364
      Connect Group PLC................................. 1,254,090   2,900,922
      Crest Nicholson Holdings P.L.C....................   247,361   2,106,237
      Creston P.L.C.....................................    22,394      52,986
      Daily Mail & General Trust P.L.C.................. 1,421,265  17,798,093
      Darty P.L.C....................................... 1,308,691   1,464,823
      Debenhams P.L.C................................... 6,991,186   9,568,888
      Dignity P.L.C.....................................   245,985   9,382,142
      Domino's Pizza Group P.L.C........................   851,115  11,926,686
      Dunelm Group P.L.C................................   356,684   4,988,871
  *   Enterprise Inns P.L.C............................. 2,871,766   5,034,676
      Euromoney Institutional Investor P.L.C............   285,423   4,634,442
  *   Findel P.L.C......................................   303,005     946,774
  *   Forminster P.L.C..................................    43,333          --
      Fuller Smith & Turner P.L.C. Class A..............   134,418   2,498,133
  *   Future P.L.C...................................... 1,301,863     210,824
      Games Workshop Group P.L.C........................    98,402     869,768
      Greene King P.L.C................................. 1,798,515  24,249,477
      Halfords Group P.L.C.............................. 1,190,203  10,092,178
      Headlam Group P.L.C...............................   359,509   2,671,481
      Henry Boot P.L.C..................................   417,992   1,553,177
      Home Retail Group P.L.C........................... 4,052,746  10,319,741
  *   Hornby P.L.C......................................   154,220     244,014
      Howden Joinery Group P.L.C........................ 3,359,489  25,960,728
      Huntsworth P.L.C..................................   938,084     625,412
      Inchcape P.L.C.................................... 2,259,473  28,297,451
      Informa P.L.C..................................... 3,309,192  30,760,647
      ITE Group P.L.C................................... 1,381,972   3,983,879
      JD Sports Fashion P.L.C...........................   465,078   5,841,946
      JD Wetherspoon P.L.C..............................   484,436   5,409,078
      John Menzies P.L.C................................   289,131   2,328,640
  *   Johnston Press P.L.C..............................    20,800      36,578
  #   Ladbrokes P.L.C................................... 5,357,119   9,517,798
      Laura Ashley Holdings P.L.C....................... 1,465,488     640,871
      Lookers P.L.C..................................... 1,909,310   4,827,878
      Marston's P.L.C................................... 3,359,039   8,180,344
      Millennium & Copthorne Hotels P.L.C............... 1,012,675   8,816,624

                                     1917

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
 Consumer Discretionary -- (Continued)
 *   Mitchells & Butlers P.L.C.........................   995,025 $  5,869,034
     MJ Gleeson P.L.C..................................   189,171    1,338,936
 *   Mothercare P.L.C..................................   686,300    2,903,110
     N Brown Group P.L.C...............................   919,875    4,559,958
 *   Ocado Group P.L.C................................. 1,264,878    7,816,775
     Pendragon P.L.C................................... 4,523,867    2,740,475
     Pets at Home Group P.L.C..........................   160,028      721,845
     Photo-Me International P.L.C......................   571,060    1,356,630
     Poundland Group P.L.C.............................   373,299    1,965,467
 *   Punch Taverns P.L.C...............................   133,442      276,180
     Rank Group P.L.C..................................   148,216      566,141
     Redrow P.L.C...................................... 1,453,828   10,563,197
     Restaurant Group P.L.C. (The)..................... 1,068,144   11,241,138
     Rightmove P.L.C...................................   477,301   27,120,298
 *   Sportech P.L.C....................................   371,065      384,989
     STV Group P.L.C...................................     4,868       36,272
 *   SuperGroup P.L.C..................................   239,090    5,403,137
     Taylor Wimpey P.L.C............................... 8,920,064   27,035,394
     Ted Baker P.L.C...................................   147,168    7,402,993
 *   Thomas Cook Group P.L.C........................... 7,408,731   13,848,105
     Topps Tiles P.L.C.................................   882,174    2,122,426
     Trinity Mirror P.L.C.............................. 1,630,776    3,384,768
     UBM P.L.C......................................... 2,290,170   18,984,362
     UTV Media P.L.C...................................   451,514    1,092,663
     Vitec Group P.L.C. (The)..........................   159,205    1,614,531
     WH Smith P.L.C....................................   687,058   16,942,373
     William Hill P.L.C................................ 4,514,393   28,522,114
     Wilmington Group P.L.C............................   334,384    1,366,648
                                                                  ------------
 Total Consumer Discretionary..........................            593,771,256
                                                                  ------------
 Consumer Staples -- (4.9%)
     A.G.BARR P.L.C....................................   417,894    3,685,390
     Anglo-Eastern Plantations P.L.C...................   104,452      973,165
     Astir Palace Vouliagmeni SA.......................   255,343    6,578,905
     Booker Group P.L.C................................ 7,358,333   20,544,275
     Britvic P.L.C..................................... 1,242,873   13,299,685
     Dairy Crest Group P.L.C...........................   743,682    6,700,276
     Devro P.L.C.......................................   935,205    4,423,298
     Greencore Group P.L.C............................. 2,256,015   11,128,296
     Greggs P.L.C......................................   547,273   11,580,093
     Hilton Food Group P.L.C...........................    24,794      170,453
     McBride P.L.C.....................................   834,446    1,564,545
 *   Premier Foods P.L.C............................... 3,800,284    2,337,780
 #   PZ Cussons P.L.C.................................. 1,312,950    7,099,281
     REA Holdings P.L.C................................    50,639      237,363
     Stock Spirits Group P.L.C.........................   186,971      570,618
     Tate & Lyle P.L.C................................. 2,371,143   20,154,393
                                                                  ------------
 Total Consumer Staples................................            111,047,816
                                                                  ------------
 Energy -- (3.9%)
 #*  Afren P.L.C....................................... 5,446,344      151,819

                                     1918

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
  Energy -- (Continued)
      Amec Foster Wheeler P.L.C......................... 1,488,945 $19,014,286
      Anglo Pacific Group P.L.C.........................   578,701     757,916
  *   Cairn Energy P.L.C................................ 2,512,540   6,308,294
  #*  EnQuest P.L.C..................................... 3,654,623   2,015,434
      Fortune Oil CVR................................... 6,238,485      48,712
  *   Hardy Oil & Gas P.L.C.............................    74,781      33,567
      Hunting P.L.C.....................................   712,529   5,697,620
      James Fisher & Sons P.L.C.........................   225,562   3,917,521
      John Wood Group P.L.C............................. 1,988,628  19,361,841
  *   Lamprell P.L.C.................................... 1,349,830   3,070,033
  *   Ophir Energy P.L.C................................   795,682   1,439,502
      Petrofac, Ltd..................................... 1,060,529  14,526,777
  *   Premier Oil P.L.C................................. 2,574,653   5,367,313
  #   Soco International P.L.C..........................   983,176   2,422,572
      Stobart Group, Ltd................................   677,142   1,164,924
  *   Tullow Oil P.L.C..................................   866,800   3,314,447
                                                                   -----------
  Total Energy..........................................            88,612,578
                                                                   -----------
  Financials -- (14.4%)
      Amlin P.L.C....................................... 2,669,540  21,250,597
      Arrow Global Group P.L.C..........................    47,762     201,145
  #   Ashmore Group P.L.C............................... 1,818,209   7,535,785
      Bank of Georgia Holdings P.L.C....................   140,596   4,375,535
      Beazley P.L.C..................................... 2,583,691  13,604,286
      Brewin Dolphin Holdings P.L.C..................... 1,461,244   7,173,757
      Capital & Counties Properties P.L.C...............   459,047   3,303,844
      Capital & Regional P.L.C..........................   431,819     416,544
      Charles Stanley Group P.L.C.......................   122,025     707,641
      Charles Taylor P.L.C..............................   192,071     725,994
      Chesnara P.L.C....................................   577,837   3,053,620
      Close Brothers Group P.L.C........................   769,124  17,429,043
      Countrywide P.L.C.................................   202,236   1,644,529
      Daejan Holdings P.L.C.............................    30,985   3,126,990
      Development Securities P.L.C......................   611,604   2,561,477
      esure Group P.L.C.................................   369,015   1,555,283
      Foxtons Group P.L.C...............................   119,813     455,618
      Hansard Global P.L.C..............................    16,468      28,256
  *   Harworth Group P.L.C..............................   306,801      59,295
      Helical Bar P.L.C.................................   646,023   4,289,612
      Henderson Group P.L.C............................. 5,607,542  24,902,494
      Hiscox, Ltd....................................... 1,483,109  21,420,544
      ICAP P.L.C........................................ 2,839,958  22,845,361
      IG Group Holdings P.L.C........................... 1,890,472  22,059,546
  *   Industrial & Commercial Holdings P.L.C............     5,000          --
      Intermediate Capital Group P.L.C..................   473,796   4,306,663
      International Personal Finance P.L.C..............   667,182   4,149,275
  *   IP Group P.L.C.................................... 1,317,683   4,176,565
      Jardine Lloyd Thompson Group P.L.C................   631,118  10,234,966
      Jupiter Fund Management P.L.C..................... 1,843,563  13,501,364
      Just Retirement Group P.L.C.......................    28,367      85,573
      Lancashire Holdings, Ltd.......................... 1,026,930  10,331,099
      LSL Property Services P.L.C.......................   316,857   1,856,103
      Man Group P.L.C................................... 9,464,717  23,999,765

                                     1919

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
 Financials -- (Continued)
     Novae Group P.L.C.................................   302,478 $  3,424,403
     Partnership Assurance Group P.L.C.................     5,901       13,815
     Phoenix Group Holdings............................   989,658   13,159,571
 *   Quintain Estates & Development P.L.C.............. 2,734,862    5,619,880
     Rathbone Brothers P.L.C...........................   160,021    5,692,372
 *   Raven Russia, Ltd................................. 1,102,639      908,885
     S&U P.L.C.........................................    20,417      795,317
     Savills P.L.C.....................................   661,269   10,104,141
     ST Modwen Properties P.L.C........................   990,855    7,364,447
     Tullett Prebon P.L.C.............................. 1,178,000    7,445,750
     UNITE Group P.L.C. (The).......................... 1,114,826   10,976,879
 *   Waterloo Investment Holdings, Ltd.................     5,979          654
     XL Group P.L.C....................................    40,125    1,525,553
                                                                  ------------
 Total Financials......................................            324,399,836
                                                                  ------------
 Health Care -- (3.2%)
 #*  Alizyme P.L.C.....................................   660,805           --
     Bioquell P.L.C....................................    90,893      199,570
 *   BTG P.L.C......................................... 1,329,188   13,552,450
 *   Circassia Pharmaceuticals P.L.C...................    89,359      419,418
     Consort Medical P.L.C.............................   233,849    3,404,784
     Dechra Pharmaceuticals P.L.C......................   435,176    6,683,788
     Genus P.L.C.......................................   288,920    6,492,713
     Hikma Pharmaceuticals P.L.C.......................   391,245   14,615,663
 *   Indivior P.L.C....................................   301,757    1,243,833
 *   Oxford Biomedica P.L.C............................ 2,448,708      353,543
 *   Skyepharma P.L.C..................................   322,164    1,407,724
 *   Synergy Health P.L.C..............................   300,498    8,168,942
     UDG Healthcare P.L.C.............................. 1,200,579    9,404,119
 *   Vectura Group P.L.C............................... 2,022,409    5,664,181
                                                                  ------------
 Total Health Care.....................................             71,610,728
                                                                  ------------
 Industrials -- (23.6%)
     Air Partner P.L.C.................................    40,969      266,830
     Alumasc Group P.L.C. (The)........................   120,110      291,807
     Avon Rubber P.L.C.................................    92,516    1,163,174
 *   Balfour Beatty P.L.C.............................. 3,614,898   13,287,805
     BBA Aviation P.L.C................................ 2,696,604   12,483,334
     Berendsen P.L.C...................................   875,545   13,984,832
     Bodycote P.L.C.................................... 1,210,345   12,893,572
     Braemar Shipping Services P.L.C...................    84,411      621,617
 #   Brammer P.L.C.....................................   595,818    3,018,366
 #   Camellia P.L.C....................................     1,651      244,916
     Cape P.L.C........................................   652,419    2,372,443
 #   Carillion P.L.C................................... 2,262,152   12,210,254
     Carr's Group P.L.C................................   343,111      878,740
     Castings P.L.C....................................   157,187    1,057,619
     Chemring Group P.L.C.............................. 1,175,355    4,322,730
     Clarkson P.L.C....................................    59,855    2,582,074
     Cobham P.L.C...................................... 5,783,297   23,563,222
     Communisis P.L.C.................................. 1,077,829      818,399
     Costain Group P.L.C...............................   403,810    2,107,639

                                     1920

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
  Industrials -- (Continued)
      DCC P.L.C.........................................   441,845 $34,916,445
      De La Rue P.L.C...................................   534,645   4,210,946
  #*  Dialight P.L.C....................................    72,337     616,646
      Diploma P.L.C.....................................   595,955   6,905,075
      Fenner P.L.C...................................... 1,094,548   2,847,049
  *   Firstgroup P.L.C.................................. 5,887,066  10,590,932
      Galliford Try P.L.C...............................   390,221  10,804,279
      Go-Ahead Group P.L.C..............................   235,462   9,364,373
      Goodwin P.L.C.....................................       383      15,106
      Grafton Group P.L.C...............................   903,961  10,154,239
      Harvey Nash Group P.L.C...........................    46,693      75,556
      Hays P.L.C........................................ 7,231,761  18,800,480
      HellermannTyton Group P.L.C.......................    19,913     146,519
      Hogg Robinson Group P.L.C.........................   134,014     140,184
      HomeServe P.L.C................................... 1,344,173   9,148,212
      IMI P.L.C.........................................   888,298  14,696,676
      Interserve P.L.C..................................   737,661   7,425,987
      Keller Group P.L.C................................   385,812   6,364,563
      Kier Group P.L.C..................................   414,672   9,330,722
      Latchways P.L.C...................................    35,007     406,068
      Lavendon Group P.L.C..............................   798,416   2,274,927
      Management Consulting Group P.L.C................. 1,467,589     361,543
      Mears Group P.L.C.................................   547,340   3,335,274
      Meggitt P.L.C.....................................   324,652   2,352,510
      Melrose Industries P.L.C.......................... 5,316,813  22,938,041
      Michael Page International P.L.C.................. 1,474,486  12,604,683
      Mitie Group P.L.C................................. 1,946,549   9,778,972
      Morgan Advanced Materials P.L.C................... 1,562,127   8,646,138
      Morgan Sindall Group P.L.C........................   193,501   2,451,082
      National Express Group P.L.C...................... 2,259,759  10,677,434
      Norcros P.L.C.....................................   127,268      40,072
      Northgate P.L.C...................................   726,631   6,211,033
      PayPoint P.L.C....................................   242,075   3,780,662
      QinetiQ Group P.L.C............................... 3,168,206  11,716,590
      Regus P.L.C....................................... 3,349,423  14,690,589
  *   Renold P.L.C......................................   193,435     232,176
      Rentokil Initial P.L.C............................ 9,327,890  21,416,515
      Ricardo P.L.C.....................................   272,798   3,832,799
      Robert Walters P.L.C..............................   385,140   2,719,296
      Rotork P.L.C...................................... 4,385,840  14,641,347
      RPS Group P.L.C................................... 1,252,021   4,178,361
      Senior P.L.C...................................... 2,152,947   9,766,257
  *   Serco Group P.L.C.................................   595,824   1,197,675
  *   Severfield P.L.C.................................. 1,262,597   1,420,221
      Shanks Group P.L.C................................ 2,407,651   3,742,314
      SIG P.L.C......................................... 3,197,918  10,425,715
      Speedy Hire P.L.C................................. 2,890,020   2,332,581
      Spirax-Sarco Engineering P.L.C....................   375,083  19,416,913
      St Ives P.L.C.....................................   657,471   1,821,499
      Stagecoach Group P.L.C............................ 2,171,102  13,241,885
      Sthree P.L.C......................................   407,731   2,478,312
      T Clarke P.L.C....................................   147,457     180,231
      Tarsus Group P.L.C................................   207,820     715,099

                                     1921

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
 Industrials -- (Continued)
     Tribal Group P.L.C................................   151,222 $    378,254
     Trifast P.L.C.....................................   447,201      876,348
     UK Mail Group P.L.C...............................   190,510    1,515,215
     Ultra Electronics Holdings P.L.C..................   359,985    9,796,403
     Vesuvius P.L.C.................................... 1,399,956    8,929,141
 #*  Volex P.L.C.......................................   307,047      417,449
     Vp P.L.C..........................................   161,571    1,963,214
 *   Wincanton P.L.C...................................   576,136    1,676,376
     WS Atkins P.L.C...................................   506,584   12,417,901
     XP Power, Ltd.....................................    74,995    1,922,035
                                                                  ------------
 Total Industrials.....................................            530,640,512
                                                                  ------------
 Information Technology -- (8.9%)
     Acal P.L.C........................................   202,289      937,924
 *   Anite P.L.C....................................... 1,629,701    3,200,569
     Aveva Group P.L.C.................................   307,022   10,559,347
     Computacenter P.L.C...............................   389,289    4,619,346
 *   CSR P.L.C.........................................   916,815   12,853,726
     E2V Technologies P.L.C............................   751,282    2,627,393
     Electrocomponents P.L.C........................... 2,464,891    7,660,660
     Fidessa Group P.L.C...............................   165,096    6,183,336
 *   Filtronic P.L.C...................................     4,262          500
     Halma P.L.C....................................... 1,965,372   23,207,520
 #*  Imagination Technologies Group P.L.C.............. 1,352,083    4,942,495
     Innovation Group P.L.C............................ 5,088,155    2,558,507
     Laird P.L.C....................................... 1,502,201    9,236,452
     Micro Focus International P.L.C...................   671,015   14,635,556
     Moneysupermarket.com Group P.L.C.................. 1,983,042    9,068,292
     NCC Group P.L.C...................................   560,729    2,058,678
     Oxford Instruments P.L.C..........................   184,343    2,630,035
 *   Pace P.L.C........................................ 1,453,325    8,235,822
     Playtech P.L.C.................................... 1,027,957   14,532,911
     Premier Farnell P.L.C............................. 2,086,501    4,419,137
     Renishaw P.L.C....................................   181,974    5,933,498
     RM P.L.C..........................................   318,504      845,355
     SDL P.L.C.........................................   401,780    2,514,065
     Sepura P.L.C......................................   249,188      606,038
     Spectris P.L.C....................................   615,718   18,755,165
     Spirent Communications P.L.C...................... 2,870,632    4,186,931
     Telecity Group P.L.C.............................. 1,011,062   17,254,262
     TT electronics P.L.C..............................   823,063    1,907,146
     Xaar P.L.C........................................   310,856    2,517,243
     Xchanging P.L.C................................... 1,317,646    2,001,116
                                                                  ------------
 Total Information Technology..........................            200,689,025
                                                                  ------------
 Materials -- (7.5%)
     Acacia Mining P.L.C...............................   711,371    2,664,357
 *   Alent P.L.C....................................... 1,291,364    9,554,539
     British Polythene Industries P.L.C................   137,146    1,521,462
     Carclo P.L.C......................................   213,640      476,281
     Centamin P.L.C.................................... 6,175,110    5,336,243
     Croda International P.L.C.........................   447,752   21,231,940

                                     1922

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                       SHARES      VALUE++
                                                     ---------- --------------
 Materials -- (Continued)
       DS Smith P.L.C...............................  4,938,232 $   30,845,611
       Elementis P.L.C..............................  2,320,986      9,287,804
       Essentra P.L.C...............................  1,327,499     18,898,029
 *     Evraz P.L.C..................................  1,320,704      2,076,837
       Ferrexpo P.L.C...............................    922,725        832,104
       Gem Diamonds, Ltd............................    546,319      1,090,495
       Hill & Smith Holdings P.L.C..................    420,222      4,547,602
 #*    Hochschild Mining P.L.C......................    797,908        967,618
 #*    KAZ Minerals P.L.C...........................  1,340,932      3,385,050
 #*    Lonmin P.L.C.................................  2,126,996      1,728,939
       Low & Bonar P.L.C............................  1,106,356      1,224,019
       Marshalls P.L.C..............................    975,540      4,870,500
 #*    Petra Diamonds, Ltd..........................  1,551,908      3,640,046
 #*    Petropavlovsk P.L.C.......................... 14,546,334      1,358,366
       Rexam P.L.C..................................    861,780      7,479,982
       RPC Group P.L.C..............................  1,260,374     13,380,864
       Synthomer P.L.C..............................  1,307,065      6,553,334
 #     Vedanta Resources P.L.C......................    464,354      2,888,862
       Victrex P.L.C................................    408,486     12,335,030
       Zotefoams P.L.C..............................     93,537        430,929
                                                                --------------
 Total Materials....................................               168,606,843
                                                                --------------
 Telecommunication Services -- (2.8%)
       Cable & Wireless Communications P.L.C........ 17,878,058     17,863,177
 *     Colt Group SA................................  1,542,187      4,520,355
       Inmarsat P.L.C...............................  1,673,526     23,174,713
       Kcom Group P.L.C.............................  3,069,403      4,528,269
 #     TalkTalk Telecom Group P.L.C.................  2,611,397     12,276,365
                                                                --------------
 Total Telecommunication Services...................                62,362,879
                                                                --------------
 Utilities -- (1.7%)
       Dee Valley Group P.L.C.......................     12,109        265,687
       Drax Group P.L.C.............................  2,075,260      9,659,830
       Pennon Group P.L.C...........................  2,002,765     25,493,875
 #     Telecom Plus P.L.C...........................    186,307      3,528,993
                                                                --------------
 Total Utilities....................................                38,948,385
                                                                --------------
 TOTAL COMMON STOCKS................................             2,190,689,858
                                                                --------------
 SECURITIES LENDING COLLATERAL -- (2.7%)
 (S)@  DFA Short Term Investment Fund...............  5,310,530     61,442,829
                                                                --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,627,626,345)^^..........................            $2,252,132,687
                                                                ==============

                                     1923

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.....         -- $  593,771,256   --    $  593,771,256
   Consumer Staples...........         --    111,047,816   --       111,047,816
   Energy.....................         --     88,612,578   --        88,612,578
   Financials................. $1,525,553    322,874,283   --       324,399,836
   Health Care................         --     71,610,728   --        71,610,728
   Industrials................         --    530,640,512   --       530,640,512
   Information Technology.....  2,001,116    198,687,909   --       200,689,025
   Materials..................         --    168,606,843   --       168,606,843
   Telecommunication Services.         --     62,362,879   --        62,362,879
   Utilities..................         --     38,948,385   --        38,948,385
Securities Lending Collateral.         --     61,442,829   --        61,442,829
                               ---------- --------------   --    --------------
TOTAL......................... $3,526,669 $2,248,606,018   --    $2,252,132,687
                               ========== ==============   ==    ==============

                                     1924

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                           ------- -----------
 COMMON STOCKS -- (91.5%)
 AUSTRIA -- (2.4%)
     Agrana Beteiligungs AG...............................  16,785 $ 1,454,977
 #   AMAG Austria Metall AG...............................   3,703     136,947
     Andritz AG...........................................  13,798     769,560
     Atrium European Real Estate, Ltd..................... 593,863   2,761,180
     Austria Technologie & Systemtechnik AG............... 154,803   2,623,465
 #   BUWOG AG............................................. 188,814   3,806,501
     CA Immobilien Anlagen AG............................. 180,445   3,245,180
 #*  Conwert Immobilien Invest SE......................... 316,213   3,839,233
     DO & CO AG...........................................  27,959   2,918,500
     EVN AG............................................... 199,009   2,244,682
     Flughafen Wien AG....................................  16,474   1,421,648
 *   IMMOFINANZ AG........................................  15,360      37,726
     Josef Manner & Co. AG................................     870      44,904
 *   Kapsch TrafficCom AG.................................  30,685     804,480
     Lenzing AG...........................................  51,632   3,763,127
     Mayr Melnhof Karton AG...............................  49,254   5,701,694
     Oberbank AG..........................................  39,176   2,241,525
     Oesterreichische Post AG............................. 194,685   8,697,753
     Palfinger AG.........................................  76,783   2,359,852
     POLYTEC Holding AG...................................  92,160     789,302
     Porr AG..............................................  47,954   1,405,593
 *   Raiffeisen Bank International AG..................... 327,981   4,807,043
     RHI AG............................................... 135,561   3,363,360
     Rosenbauer International AG..........................  18,560   1,609,244
     S IMMO AG............................................ 308,031   2,744,164
 #   Schoeller-Bleckmann Oilfield Equipment AG............  52,123   2,947,937
     Semperit AG Holding..................................  69,369   2,880,302
     Strabag SE...........................................  99,312   2,407,499
     Telekom Austria AG...................................  68,518     463,548
     UBM Development AG...................................     314      13,061
     UNIQA Insurance Group AG............................. 540,811   5,110,545
     Verbund AG...........................................  48,107     745,014
     Vienna Insurance Group AG Wiener Versicherung Gruppe.  38,488   1,327,426
     Wienerberger AG...................................... 552,075   9,119,693
 *   Wolford AG...........................................  11,252     277,184
     Zumtobel Group AG.................................... 166,510   5,188,332
                                                                   -----------
 TOTAL AUSTRIA............................................          94,072,181
                                                                   -----------
 BELGIUM -- (4.1%)
 #*  Ablynx NV............................................ 303,349   4,439,394
     Ackermans & van Haaren NV............................ 134,383  20,549,362
 *   AGFA-Gevaert NV...................................... 965,465   2,908,681
     Atenor Group.........................................   6,678     303,648
     Banque Nationale de Belgique.........................     986   3,367,576
     Barco NV.............................................  65,535   4,336,680
 #   Bekaert SA........................................... 183,930   5,377,520
 *   BHF Kleinwort Benson Group........................... 329,899   1,940,192
     bpost SA............................................. 190,072   5,378,932
     Cie d'Entreprises CFE................................  49,147   6,558,223
     Cie Immobiliere de Belgique SA.......................  14,373     770,846
 #*  Cie Maritime Belge SA................................  63,930   1,009,170

                                     1925

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  BELGIUM -- (Continued)
      Co.Br.Ha Societe Commerciale de Brasserie SA.....       111 $    327,958
      D'ieteren SA.....................................   127,717    4,672,331
      Deceuninck NV....................................   358,205      934,428
      Econocom Group SA................................   343,333    3,174,506
      Elia System Operator SA..........................   169,789    7,119,813
      Euronav NV.......................................   579,855    8,857,751
      EVS Broadcast Equipment SA.......................    74,156    2,092,386
  #   Exmar NV.........................................   174,456    2,091,891
      Fagron...........................................   127,980    6,010,893
  *   Galapagos NV.....................................   148,075    8,876,079
      Gimv NV..........................................    14,240      703,506
  *   Hamon & CIE SA...................................     4,508       45,699
      Ion Beam Applications............................   115,719    3,603,582
      Jensen-Group NV..................................    13,482      299,817
      Kinepolis Group NV...............................    94,699    3,824,317
  #   Lotus Bakeries...................................     1,454    2,155,298
  #*  MDxHealth........................................   180,487      947,846
      Melexis NV.......................................   113,838    6,090,329
  *   Mobistar SA......................................   167,280    3,625,762
  #*  Nyrstar NV....................................... 1,759,895    5,173,731
  *   Option NV........................................    88,624       22,356
      Picanol..........................................    28,800    1,776,346
  *   RealDolmen.......................................     8,137      176,078
      RealDolmen NV....................................       120            2
      Recticel SA......................................   212,339    1,261,915
  *   Rentabiliweb Group...............................    18,045      132,698
      Resilux..........................................     5,006      921,472
  *   Roularta Media Group NV..........................    10,263      165,436
      Sioen Industries NV..............................    50,430      921,174
      Sipef SA.........................................    29,613    1,528,113
      TER Beke SA......................................     2,260      198,099
  *   Tessenderlo Chemie NV............................   190,301    7,460,366
  #*  ThromboGenics NV.................................   159,152      880,225
      Umicore SA.......................................   357,641   15,667,586
      Van de Velde NV..................................    36,017    2,246,406
  *   Viohalco SA......................................   583,796    1,514,042
                                                                  ------------
  TOTAL BELGIUM........................................            162,440,461
                                                                  ------------
  DENMARK -- (4.5%)
      ALK-Abello A.S...................................    30,494    3,724,015
      Alm Brand A.S....................................   468,716    3,016,863
  #   Ambu A.S. Class B................................   124,859    3,411,958
      Arkil Holding A.S. Class B.......................       504      102,260
  #*  Bang & Olufsen A.S...............................   167,328    1,556,130
      BankNordik P/F...................................     1,753       32,193
  *   Bavarian Nordic A.S..............................   143,640    6,787,842
      Brodrene Hartmann A.S............................    13,519      478,034
  #*  D/S Norden A.S...................................   132,398    3,467,677
      Dfds A.S.........................................    31,242    4,291,894
      Djurslands Bank A.S..............................     8,970      311,777
      FE Bording A.S...................................       426       53,038
  #   FLSmidth & Co. A.S...............................   260,041   11,659,408
      Fluegger A.S. Class B............................     4,198      248,773

                                     1926

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  DENMARK -- (Continued)
  *   Genmab A.S.......................................   217,338 $ 20,478,600
      GN Store Nord A.S................................   826,732   16,816,118
  *   GPV Industri A.S. Series B.......................     2,200           --
  *   Greentech Energy Systems A.S.....................    12,775       16,271
      Gronlandsbanken A.S..............................     1,125      101,410
  *   H Lundbeck A.S...................................   248,731    5,883,173
  *   H+H International A.S. Class B...................    40,093      354,010
      Harboes Bryggeri A.S. Class B....................    16,516      250,980
      IC Group A.S.....................................    38,440    1,051,963
  *   Jeudan A.S.......................................     5,116      577,497
  *   Jyske Bank A.S...................................   198,352   10,363,366
      Lan & Spar Bank..................................     4,981      316,529
      NKT Holding A.S..................................   121,196    6,795,714
      Nordjyske Bank A.S...............................    25,657      465,313
  *   Parken Sport & Entertainment A.S.................    33,556      302,262
      PER Aarsleff A.S. Class B........................    10,732    3,683,123
      Ringkjoebing Landbobank A.S......................    23,199    5,086,059
      Roblon A.S. Class B..............................     2,700      125,220
      Rockwool International A.S. Class B..............    30,771    4,590,871
      Royal Unibrew A.S................................   227,860    7,456,649
  #   RTX A.S..........................................    29,629      411,677
  *   Santa Fe Group A.S...............................    67,465      556,401
      Schouw & Co......................................    71,589    3,888,284
      SimCorp A.S......................................   209,269    8,934,440
      Solar A.S. Class B...............................    26,813    1,468,408
      Spar Nord Bank A.S...............................   371,399    4,365,059
      Sydbank A.S......................................   351,217   13,295,719
      Tivoli A.S.......................................       937      541,639
  #*  TK Development A.S...............................   547,584      735,070
  *   Topdanmark A.S...................................   491,266   13,575,031
  *   Topsil Semiconductor Matls.......................   886,257       54,313
  #   United International Enterprises.................    10,218    1,719,519
  #*  Vestjysk Bank A.S................................    53,413       76,013
  *   William Demant Holding A.S.......................    29,660    2,261,678
  #*  Zealand Pharma A.S...............................    62,015    1,345,600
                                                                  ------------
  TOTAL DENMARK........................................            177,085,841
                                                                  ------------
  FINLAND -- (6.7%)
      Afarak Group Oyj.................................    71,001       32,274
      Ahlstrom Oyj.....................................    46,794      396,317
      Aktia Bank Oyj...................................    58,113      717,698
      Alandsbanken Abp Class B.........................    21,354      405,368
      Alma Media Oyj...................................   268,739      878,559
      Amer Sports Oyj..................................   641,324   18,705,478
      Apetit Oyj.......................................    18,766      291,378
  #   Aspo Oyj.........................................    92,762      771,581
      Atria Oyj........................................    44,898      438,381
      BasWare Oyj......................................    43,305    2,110,575
  #*  Biotie Therapies Oyj............................. 1,615,563      366,186
  #   Bittium Oyj......................................   355,564    1,859,978
      Cargotec Oyj.....................................   238,920    8,306,245
      Caverion Corp....................................   522,975    5,314,205
      Citycon Oyj...................................... 2,156,160    5,722,253

                                     1927

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  FINLAND -- (Continued)
      Comptel Oyj......................................   326,527 $   487,979
      Cramo Oyj........................................   185,070   3,739,368
      Digia Oyj........................................    48,912     233,844
      Elisa Oyj........................................   734,075  24,714,555
  #   F-Secure Oyj.....................................   524,454   1,617,758
  *   Finnair Oyj......................................   413,220   1,293,659
  #*  Finnlines Oyj....................................   120,809   2,274,549
  #   Fiskars Oyj Abp..................................   190,312   4,059,935
  *   GeoSentric Oyj...................................   244,900          --
      Glaston Oyj Abp..................................    46,084      27,130
      HKScan Oyj Class A...............................   142,670     781,322
      Huhtamaki Oyj....................................   467,536  16,592,252
      Ilkka-Yhtyma Oyj.................................    61,503     148,869
      Kemira Oyj.......................................   637,200   8,230,170
      Kesko Oyj Class A................................     1,480      53,717
      Kesko Oyj Class B................................   345,206  13,436,620
      Konecranes Oyj...................................   262,339   8,121,430
  #   Lassila & Tikanoja Oyj...........................   171,857   3,363,174
  *   Lemminkainen Oyj.................................    30,098     394,277
      Metsa Board Oyj.................................. 1,498,878  10,678,995
  #   Metso Oyj........................................   435,774  11,988,627
  #   Munksjo Oyj......................................    24,345     234,507
      Neste Oyj........................................   395,051  11,006,577
      Nokian Renkaat Oyj...............................   623,433  18,735,472
      Okmetic Oyj......................................    66,625     527,994
      Olvi Oyj Class A.................................    68,749   2,000,158
  *   Oriola-KD Oyj Class A............................     6,054      28,883
  *   Oriola-KD Oyj Class B............................   628,439   3,059,615
      Orion Oyj Class A................................   126,645   5,244,697
      Orion Oyj Class B................................   420,544  17,556,787
  #*  Outokumpu Oyj.................................... 1,055,895   4,890,995
  #   Outotec Oyj......................................   695,264   4,656,505
      PKC Group Oyj....................................   115,436   2,529,684
      Ponsse Oy........................................    45,516     732,250
  #*  Poyry Oyj........................................   188,253     795,184
      Raisio Oyj Class V...............................   548,453   2,494,886
      Ramirent Oyj.....................................   336,343   2,650,607
      Rapala VMC Oyj...................................   109,543     636,431
      Revenio Group Oyj................................    23,248     543,644
      Saga Furs Oyj....................................    10,953     286,561
  #   Sanoma Oyj.......................................   368,215   1,347,006
      SRV Group Oyj....................................     9,181      36,618
  *   Stockmann Oyj Abp(5462371).......................    42,474     300,286
  #*  Stockmann Oyj Abp(5462393).......................   141,026   1,035,895
      Technopolis Oyj..................................   562,359   2,309,064
      Teleste Oyj......................................    51,802     423,395
      Tieto Oyj........................................   295,694   7,571,329
      Tikkurila Oyj....................................   190,569   3,675,360
  #   Uponor Oyj.......................................   283,661   4,497,328
  #   Vaisala Oyj Class A..............................    44,325   1,168,096
      Valmet OYJ.......................................   280,006   3,313,850
      Viking Line Abp..................................    10,366     189,894

                                     1928

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  FINLAND -- (Continued)
      YIT Oyj..........................................   484,437 $  2,918,920
                                                                  ------------
  TOTAL FINLAND........................................            265,953,184
                                                                  ------------
  FRANCE -- (11.4%)
      ABC Arbitrage....................................    25,447      135,150
      Actia Group......................................    48,398      364,940
  #*  Air France-KLM................................... 1,111,495    7,951,262
      Akka Technologies................................    46,502    1,547,076
      Albioma SA.......................................    99,556    1,651,568
      Altamir..........................................    78,941      951,214
      Alten SA.........................................   135,328    6,819,888
      Altran Technologies SA...........................   771,932    9,114,544
      April SA.........................................    74,473    1,004,953
  #*  Archos...........................................   111,720      258,151
      Arkema SA........................................   147,303   11,478,584
      Assystem.........................................    63,007    1,243,756
      Aubay............................................    23,726      442,857
      Audika Groupe....................................    22,298      432,147
      Aurea SA.........................................       953        5,871
      Axway Software SA................................    28,746      722,667
      Bastide le Confort Medical.......................     8,920      194,731
      Beneteau SA......................................   196,246    3,335,024
      BioMerieux.......................................    71,574    8,316,211
      Boiron SA........................................    38,334    4,243,987
      Bollore SA.......................................   756,573    4,190,652
      Bonduelle S.C.A..................................    76,003    2,179,042
      Burelle SA.......................................     3,739    2,880,359
      Catering International Services..................    14,124      280,300
  *   Cegedim SA.......................................    21,832      957,406
      Cegid Group SA...................................    26,749    1,156,460
  #*  CGG SA...........................................   776,088    3,876,831
      Chargeurs SA.....................................    91,724      774,306
      Cie des Alpes....................................    38,937      780,240
  *   Derichebourg SA..................................   554,692    1,967,091
      Devoteam SA......................................    26,531      770,041
      Dom Security.....................................     2,500       88,778
      Edenred..........................................   455,063   11,342,506
      Eiffage SA.......................................   192,847   11,598,316
      Electricite de Strasbourg SA.....................    21,168    2,610,961
  #*  Eramet...........................................    28,909    1,903,939
  *   Esso SA Francaise................................    14,431    1,009,351
  *   Etablissements Maurel et Prom....................   415,136    2,657,818
      Euler Hermes Group...............................    51,825    5,399,297
      Eurofins Scientific SE...........................    47,119   15,450,480
      Exel Industries Class A..........................    10,330      600,714
      Faiveley Transport SA............................    34,183    3,572,623
      Faurecia.........................................   306,467   11,758,360
      Fimalac..........................................    30,457    2,682,477
      Fleury Michon SA.................................     5,962      401,925
  #*  GameLoft SE......................................   305,202    1,443,381
      Gaumont SA.......................................    13,521      686,343
      Gaztransport Et Technigaz SA.....................    27,642    1,686,299
      GEA..............................................     2,433      220,278

                                     1929

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   FRANCE -- (Continued)
   #*  GECI International...............................  59,392 $        --
       Gevelot SA.......................................   3,466     490,593
   #   GFI Informatique SA..............................     868       6,002
       GL Events........................................  46,718   1,055,496
       Groupe Crit......................................  23,459   1,338,396
       Groupe Flo.......................................  35,997      98,635
   *   Groupe Fnac......................................  34,018   2,055,396
   #   Groupe Gorge.....................................  20,272     574,105
       Groupe Open......................................  26,685     373,582
       Guerbet..........................................  33,267   2,140,980
   #   Haulotte Group SA................................  70,603   1,332,390
       Havas SA......................................... 157,967   1,357,573
       Herige SADCS.....................................   6,914     203,578
   #   Hi-Media SA......................................  18,026     218,617
   #   Hipay Group SA...................................  24,579     353,620
       Imerys SA........................................  16,259   1,224,960
       Ingenico Group...................................     180      23,577
       Interparfums SA..................................  48,452   1,382,996
       Ipsen SA......................................... 170,560  10,990,054
       IPSOS............................................ 157,866   3,960,531
       Jacquet Metal Service............................  67,512   1,259,354
       Korian SA........................................ 191,713   6,832,954
       Lagardere SCA.................................... 619,304  18,521,267
   #   Lanson-BCC.......................................   8,795     342,773
       Laurent-Perrier..................................  12,372   1,133,814
   #*  Le Noble Age.....................................  20,441     487,297
       Lectra........................................... 116,672   1,692,072
       Linedata Services................................   2,105      66,842
       LISI.............................................  91,883   2,481,228
       Maisons France Confort SA........................  15,298     675,127
       Manitou BF SA....................................  48,399     941,142
       Manutan International............................  14,076     734,988
       Mersen...........................................  71,811   1,696,467
   #*  METabolic EXplorer SA............................ 125,599     523,771
       Metropole Television SA.......................... 293,607   5,941,164
       MGI Coutier......................................  48,225     783,484
       Montupet.........................................  36,225   2,796,167
       Mr Bricolage.....................................  30,731     448,865
   #   Naturex..........................................  30,862   2,442,296
   #   Neopost SA....................................... 173,646   6,975,287
   *   Nexans SA........................................ 175,006   7,119,816
   #   Nexity SA........................................ 159,595   7,038,774
       NextRadioTV......................................  30,079   1,211,646
   #*  NRJ Group........................................  70,145     652,149
       Oeneo SA.........................................  55,721     412,908
   *   Onxeo SA(B04P0G6)................................  38,734     202,120
   #*  Onxeo SA(BPFJVR0)................................  48,958     257,801
   *   Orco Property Group SA........................... 102,006      32,497
       Orpea............................................ 162,486  12,262,896
       Paris Orleans SA.................................   9,028     276,809
   *   Parrot SA........................................  46,115   2,092,046
   *   Pierre & Vacances SA.............................  25,491     829,012
       Plastic Omnium SA................................ 318,364   8,953,001

                                     1930

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  FRANCE -- (Continued)
      PSB Industries SA................................     8,161 $    478,544
      Rallye SA........................................   120,177    3,533,775
  #*  Recylex SA.......................................    83,164      148,591
      Rexel SA.........................................   689,725   10,862,255
      Robertet SA......................................     3,063      753,933
      Rubis SCA........................................   195,671   14,063,778
      Saft Groupe SA...................................   156,473    6,381,775
      Samse SA.........................................     8,068    1,054,317
      Sartorius Stedim Biotech.........................    17,869    5,574,167
  #   Savencia SA......................................    33,142    2,107,500
      SEB SA...........................................   120,657   12,178,239
      Seche Environnement SA...........................    11,799      443,240
  #*  Sequana SA.......................................   133,106      715,913
      Societe d'Edition de Canal +.....................   280,552    2,459,145
  #   Societe des Bains de Mer et du Cercle des
        Etrangers a Monaco.............................    60,258    2,256,942
      Societe Internationale de Plantations d'Heveas SA     7,523      280,809
      Societe Marseillaise du Tunnel Prado-Carenage SA.     3,434      124,394
      Societe pour l'Informatique Industrielle.........    39,566      321,956
      Societe Television Francaise 1...................   621,656   10,677,318
  #*  SOITEC........................................... 1,025,058      832,521
  #*  Solocal Group.................................... 5,109,939    2,294,626
  #   Somfy SA.........................................    21,025    6,549,449
  #   Sopra Steria Group...............................    71,274    6,809,447
  *   Spir Communication SA............................     4,687       61,612
      Stallergenes SA..................................    12,201      769,076
  #*  Ste Industrielle d'Aviation Latecoere SA.........    59,653      621,345
      Stef SA..........................................    28,166    1,908,727
  #*  Store Electronic.................................    12,202      161,071
      Sword Group......................................    30,475      723,677
      Synergie SA......................................    70,320    1,923,969
      Technicolor SA................................... 1,482,868   11,696,328
      Teleperformance..................................   303,652   22,524,333
      Tessi SA.........................................     6,807      739,152
      TFF Group........................................     4,849      556,531
  *   Theolia SA.......................................   614,855      418,159
  #   Thermador Groupe.................................    12,764    1,132,647
      Total Gabon......................................     1,515      364,129
      Touax SA.........................................     4,773       78,179
      Trigano SA.......................................    46,958    2,062,090
  *   UBISOFT Entertainment............................   521,852   10,138,781
      Union Financiere de France BQE SA................    16,855      500,578
      Vallourec SA.....................................   246,190    4,028,889
  #*  Valneva SE.......................................   218,939      953,893
      Vetoquinol SA....................................    16,625      696,600
      Vicat............................................    69,170    5,144,200
      VIEL & Cie SA....................................   161,700      542,880
  #   Vilmorin & Cie SA................................    26,220    2,180,924
      Virbac SA........................................    22,063    5,231,937
      Vranken-Pommery Monopole SA......................    18,262      570,178
                                                                  ------------
  TOTAL FRANCE.........................................            449,072,589
                                                                  ------------
  GERMANY -- (14.7%)
  #*  AAP Implantate AG................................     1,361        3,763

                                     1931

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   GERMANY -- (Continued)
       Aareal Bank AG................................... 409,233 $16,695,449
       Adler Modemaerkte AG.............................  41,855     516,590
   *   ADVA Optical Networking SE....................... 194,362   2,258,808
   *   Air Berlin P.L.C.................................  67,739      85,050
   #*  Aixtron SE....................................... 396,410   2,351,312
   *   Aligna AG........................................ 318,087          --
       All for One Steeb AG.............................     519      33,508
       Allgeier SE......................................  25,710     490,808
       Amadeus Fire AG..................................  26,303   2,586,549
   *   AS Creation Tapeten..............................   7,109     230,359
       Aurubis AG....................................... 173,775  10,395,777
       Axel Springer SE................................. 134,040   7,512,412
   #*  Balda AG......................................... 123,448     345,250
       Basler AG........................................   2,539     153,241
       Bauer AG.........................................  52,114     994,988
   #   BayWa AG(5838057)................................  71,182   2,648,723
       BayWa AG(5838068)................................     124       5,157
       Bechtle AG.......................................  80,333   6,819,762
       Bertrandt AG.....................................  27,357   3,416,770
       Bijou Brigitte AG................................  18,994   1,096,562
   #   Bilfinger SE..................................... 224,500   9,272,467
   #   Biotest AG.......................................  60,306   1,689,700
   *   BKN International AG.............................  33,408          --
       Borussia Dortmund GmbH & Co. KGaA................ 423,736   1,914,324
   #   CANCOM SE........................................  77,352   2,981,062
   #   Carl Zeiss Meditec AG............................ 160,352   4,517,174
       CENIT AG.........................................  44,913     849,639
       CENTROTEC Sustainable AG.........................  41,865     681,978
       Cewe Stiftung & Co. KGAA.........................  30,523   1,773,770
       Comdirect Bank AG................................ 173,523   1,921,185
       CompuGroup Medical AG............................ 115,192   3,631,674
   *   Constantin Medien AG............................. 340,089     605,391
   *   CropEnergies AG.................................. 114,550     515,841
       CTS Eventim AG & Co. KGaA........................ 216,083   8,145,099
       Data Modul AG....................................  11,455     396,459
       DEAG Deutsche Entertainment AG...................  10,617      74,253
   #   Delticom AG......................................  27,668     693,622
       Deutsche Beteiligungs AG.........................  28,192     908,616
       Deutsche Wohnen AG...............................  51,146   1,261,871
       Deutz AG......................................... 456,411   2,665,453
   *   Dialog Semiconductor P.L.C....................... 359,628  17,935,355
   #   DIC Asset AG.....................................  61,653     539,476
   #   DMG Mori AG...................................... 308,295  11,311,980
       Dr Hoenle AG.....................................  25,078     696,575
       Draegerwerk AG & Co. KGaA........................   8,353     681,959
       Drillisch AG..................................... 220,824   9,319,663
       Duerr AG......................................... 133,802  11,013,780
       Eckert & Ziegler AG..............................  17,297     428,579
       Elmos Semiconductor AG...........................  53,117     957,725
       ElringKlinger AG................................. 157,981   3,805,003
       Erlus AG.........................................   2,970     214,328
   #*  Euromicron AG....................................  32,612     306,813

                                     1932

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  GERMANY -- (Continued)
  #*  Evotec AG........................................ 1,103,203 $ 4,154,506
      Fielmann AG......................................    96,917   6,404,260
  *   First Sensor AG..................................    19,888     244,527
      Francotyp-Postalia Holding AG Class A............    53,729     259,192
      Fraport AG Frankfurt Airport Services Worldwide..    19,479   1,278,937
      Freenet AG.......................................   652,809  22,403,216
      Fuchs Petrolub SE................................   152,541   6,104,449
      Gerresheimer AG..................................   162,355  11,947,153
  #   Gerry Weber International AG.....................   131,165   3,230,163
      Gesco AG.........................................    14,489   1,130,220
      GFK SE...........................................    74,644   3,186,277
  #   GFT Technologies AG..............................    89,522   2,197,028
      Grammer AG.......................................    84,439   2,364,353
      Grenkeleasing AG.................................    35,031   5,232,333
  *   H&R AG...........................................    50,077     478,554
      Hamburger Hafen und Logistik AG..................   120,155   2,306,652
  #*  Heidelberger Druckmaschinen AG................... 1,385,127   3,530,277
      Highlight Communications AG......................    94,846     445,161
      Hochtief AG......................................     7,756     677,701
      Homag Group AG...................................    27,126   1,041,082
  #   Hornbach Baumarkt AG.............................     8,727     322,159
      Indus Holding AG.................................   131,598   6,485,458
  #   Init Innovation In Traffic Systems AG............    20,939     593,812
      Isra Vision AG...................................    16,451     974,574
      Jenoptik AG......................................   230,137   3,009,101
  *   Joyou AG.........................................     9,768       1,835
      K+S AG...........................................   292,052  11,982,925
  *   Kampa AG.........................................     7,101         109
      KION Group AG....................................   214,128   9,812,274
  #   Kloeckner & Co. SE...............................   555,392   5,207,737
  *   Koenig & Bauer AG................................    66,442   1,510,917
  *   Kontron AG.......................................   257,780   1,012,192
      Krones AG........................................    75,044   8,651,451
      KSB AG...........................................     3,466   1,608,556
  #   KUKA AG..........................................   137,716  11,784,958
      KWS Saat SE......................................    16,076   5,227,211
      LANXESS AG.......................................   454,761  26,261,375
      LEG Immobilien AG................................   255,983  18,628,571
      Leifheit AG......................................    12,090     596,842
      Leoni AG.........................................   172,869  10,953,197
  #   LPKF Laser & Electronics AG......................   112,621     994,719
  #*  Manz AG..........................................    17,759   1,326,366
  *   MasterFlex SE....................................    19,347     144,537
  *   Mediclin AG......................................   106,385     417,267
  #*  Medigene AG......................................    49,009     524,566
      MLP AG...........................................   221,960   1,015,272
      Mobotix AG.......................................     9,314     136,943
      MTU Aero Engines AG..............................   245,932  22,650,208
      Muehlbauer Holding AG............................    13,686     357,961
      MVV Energie AG...................................    62,561   1,483,606
      Nemetschek AG....................................   107,165   3,964,777
      Nexus AG.........................................    48,934     925,026
  *   Nordex SE........................................   291,682   8,307,624

                                     1933

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   GERMANY -- (Continued)
       Norma Group SE................................... 171,857 $ 8,316,856
   #   OHB SE...........................................  34,489     710,078
       Osram Licht AG................................... 297,618  16,907,219
   *   Paion AG.........................................  30,580      83,741
   *   Patrizia Immobilien AG........................... 183,942   4,929,793
       Pfeiffer Vacuum Technology AG....................  54,190   4,966,007
   #*  PNE Wind AG...................................... 367,537     906,135
   #   Progress-Werk Oberkirch AG.......................   7,571     315,625
   #*  PSI AG Gesellschaft Fuer Produkte und Systeme
       der Informationstechnologie......................  27,232     340,346
   #   Puma SE..........................................   9,432   1,785,904
   *   PVA TePla AG.....................................  46,019     130,174
   *   QIAGEN NV........................................ 241,003   6,762,182
   #   QSC AG........................................... 468,310     937,474
   #   R Stahl AG.......................................  14,952     625,169
       Rational AG......................................  13,346   5,207,440
       Rheinmetall AG................................... 206,295  11,227,825
       Rhoen-Klinikum AG................................ 261,051   7,255,281
       RIB Software AG..................................  77,072   1,407,021
       SAF-Holland SA................................... 248,917   3,772,179
       Salzgitter AG.................................... 196,299   7,007,975
   #   Schaltbau Holding AG.............................  26,715   1,504,420
       Schloss Wachenheim AG............................   7,479     105,807
   *   SER Systems AG...................................   9,400          --
   #*  SGL Carbon SE.................................... 290,083   4,986,417
       SHW AG...........................................  31,386   1,392,651
   #*  Singulus Technologies AG......................... 267,898     241,642
       Sixt SE..........................................  80,910   3,400,188
   #*  SKW Stahl-Metallurgie Holding AG.................  28,224     184,270
   #*  SMA Solar Technology AG..........................  59,062   1,963,320
   #*  SMT Scharf AG....................................  18,103     314,824
   #   Softing AG.......................................  21,576     300,019
       Software AG...................................... 309,788   9,268,777
   #*  Solarworld AG....................................     774      13,147
       Stada Arzneimittel AG............................ 291,354  11,214,939
       STRATEC Biomedical AG............................  27,911   1,554,195
       Stroeer SE....................................... 116,515   5,761,867
       Suedzucker AG.................................... 411,954   6,794,479
   #   Surteco SE.......................................  11,363     270,622
   #*  Suss Microtec AG................................. 105,674     667,006
   #   Syzygy AG........................................  38,360     370,805
   #   TAG Immobilien AG................................ 567,830   6,418,355
       Takkt AG......................................... 151,395   2,893,611
       Technotrans AG...................................  32,047     584,221
   *   Tom Tailor Holding AG............................ 105,452   1,053,617
   #   Tomorrow Focus AG................................ 114,390     565,401
       UMS United Medical Systems International AG......   2,245       8,131
       USU Software AG..................................   3,377      61,683
   *   VERBIO Vereinigte BioEnergie AG..................   5,059      24,379
   #*  Vossloh AG.......................................  52,719   3,351,328
       VTG AG...........................................  80,128   1,917,026
       Wacker Chemie AG.................................  77,716   7,803,476
       Wacker Neuson SE................................. 137,310   2,768,012

                                     1934

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  GERMANY -- (Continued)
      Washtec AG.......................................     7,973 $    175,127
      Wincor Nixdorf AG................................   158,021    6,713,992
      XING AG..........................................    15,330    2,572,926
  #   Zeal Network SE..................................    31,533    1,659,837
                                                                  ------------
  TOTAL GERMANY........................................            578,316,760
                                                                  ------------
  GREECE -- (0.0%)
  *   Alfa Alfa Energy SA..............................     3,810           --
  *   Alysida SA.......................................     2,376           --
  *   Atlantic Supermarkets SA.........................    34,730           --
  *   Babis Vovos International Construction SA........    21,073           --
  *   Balafas SA.......................................    15,200           --
  *   Elektroniki Athinon SA...........................     7,497          741
  *   Etma Rayon SA....................................    11,242           --
  *   Informatics SA...................................     3,778           --
  *   Ipirotiki Software & Publications SA.............    22,110           --
  *   Lan-Net SA.......................................    12,688           --
  *   Neorion Holdings SA..............................    14,991           --
  *   Promota Hellas SA................................     8,860           --
  *   T Bank SA........................................   228,007           --
  *   Themeliodomi SA..................................    37,422           --
                                                                  ------------
  TOTAL GREECE.........................................                    741
                                                                  ------------
  IRELAND -- (2.2%)
      Aer Lingus Group P.L.C...........................   752,359    2,066,837
      C&C Group P.L.C.(B010DT8)........................   399,607    1,547,669
      C&C Group P.L.C.(B011Y09)........................ 1,077,904    4,192,177
      Datalex P.L.C....................................    11,523       25,449
      Dragon Oil P.L.C.................................   922,249   10,461,478
      FBD Holdings P.L.C...............................   125,728    1,101,569
      Fyffes P.L.C.....................................   520,160      800,201
      Glanbia P.L.C.(0066950)..........................   700,613   14,606,718
      Glanbia P.L.C.(4058629)..........................    83,878    1,749,059
      IFG Group P.L.C..................................   302,015      711,188
  *   Independent News & Media P.L.C................... 1,526,971      315,406
      Irish Continental Group P.L.C.(BLP5857)..........   361,886    1,737,761
      Irish Continental Group P.L.C.(BLP59W1)..........   234,200    1,120,005
  *   Kenmare Resources P.L.C.......................... 4,546,361      269,749
      Kingspan Group P.L.C.............................   580,389   14,618,301
      Paddy Power P.L.C.(BWXC0Z1)......................   157,699   13,971,835
      Paddy Power P.L.C.(BWT6H89)......................    11,062      987,692
      Smurfit Kappa Group P.L.C........................   546,377   16,431,073
                                                                  ------------
  TOTAL IRELAND........................................             86,714,167
                                                                  ------------
  ISRAEL -- (2.1%)
  #*  Africa Israel Investments, Ltd...................   603,896      465,658
      Africa Israel Properties, Ltd....................    72,055    1,129,881
      Africa Israel Residences, Ltd....................       594       10,155
  *   Airport City, Ltd................................   155,217    1,672,202
      Albaad Massuot Yitzhak, Ltd......................       466        5,872
  #*  Allot Communications, Ltd........................   103,066      545,019
  *   Alon Blue Square Israel, Ltd.....................    68,533       66,233

                                     1935

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   ISRAEL -- (Continued)
   #*  Alrov Properties and Lodgings, Ltd...............    39,214 $  815,523
       Amot Investments, Ltd............................   387,692  1,215,423
       Arad, Ltd........................................     1,053      9,533
       Ashtrom Properties, Ltd..........................     3,851     10,875
   #*  AudioCodes, Ltd..................................   163,675    466,053
   #   Avgol Industries 1953, Ltd.......................   407,132    405,636
   *   Azorim-Investment Development & Construction
         Co., Ltd.......................................   380,820    294,409
       Bayside Land Corp................................     2,902    913,739
   #   Big Shopping Centers, Ltd........................     9,959    507,866
   *   BioLine RX, Ltd..................................    59,630     94,683
       Blue Square Real Estate, Ltd.....................    15,186    482,557
   *   Brack Capital Properties NV......................     2,454    153,498
   #*  Brainsway, Ltd...................................    39,554    324,748
   #*  Cellcom Israel, Ltd..............................   240,677  1,494,774
   #*  Ceragon Networks, Ltd............................    95,438    116,382
   #*  Clal Biotechnology Industries, Ltd...............   174,162    178,977
   *   Clal Insurance Enterprises Holdings, Ltd.........    88,422  1,539,708
       Cohen Development & Industrial Buildings, Ltd....     2,564     65,237
   #*  Compugen, Ltd....................................   183,598  1,144,348
   #   Delek Automotive Systems, Ltd....................   155,451  1,730,806
   #   Delta-Galil Industries, Ltd......................    45,852  1,512,667
       Direct Insurance Financial Investments, Ltd......    60,191    433,266
   *   El Al Israel Airlines............................   115,938     40,480
       Elbit Systems, Ltd...............................    37,723  3,114,471
       Electra, Ltd.....................................     8,000  1,099,850
   #   Elron Electronic Industries, Ltd.................    62,094    288,560
   *   Equital, Ltd.....................................     7,312    128,262
   #*  Evogene, Ltd.....................................    70,559    638,047
   #*  EZchip Semiconductor, Ltd........................   135,475  2,199,787
       First International Bank Of Israel, Ltd..........   122,227  1,754,963
       FMS Enterprises Migun, Ltd.......................    10,489    193,904
       Formula Systems 1985, Ltd........................    37,517  1,151,576
   #   Fox Wizel, Ltd...................................    17,221    363,784
   #   Frutarom Industries, Ltd.........................   169,139  7,133,427
   #*  Gilat Satellite Networks, Ltd....................    43,808    244,702
       Golf & Co., Ltd..................................    74,605    209,781
   #*  Hadera Paper, Ltd................................    10,176    293,616
       Harel Insurance Investments & Financial
         Services, Ltd..................................   462,997  2,286,665
       Hilan, Ltd.......................................     1,245     14,397
   #   Industrial Buildings Corp., Ltd..................   356,888    379,028
   *   Israel Discount Bank, Ltd. Class A............... 2,712,626  5,478,072
       Israel Land Development Co., Ltd. (The)..........    22,310     94,097
       Ituran Location and Control, Ltd.................    84,608  2,159,852
   *   Jerusalem Oil Exploration........................    41,987  1,835,695
   #*  Kamada, Ltd......................................   119,151    457,598
   *   Kerur Holdings, Ltd..............................     2,133     35,995
       Klil Industries, Ltd.............................       268     21,610
       Maabarot Products, Ltd...........................    21,999    259,377
       Magic Software Enterprises, Ltd..................    91,003    585,343
       Matrix IT, Ltd...................................   176,473  1,004,178
       Maytronics, Ltd..................................    60,326    158,619
   #*  Mazor Robotics, Ltd..............................   180,104  1,243,682

                                     1936

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  ISRAEL -- (Continued)
      Meitav DS Investments, Ltd.......................     38,130 $   119,033
  #   Melisron, Ltd....................................     52,894   1,917,439
      Menorah Mivtachim Holdings, Ltd..................    116,610   1,229,027
  #   Migdal Insurance & Financial Holding, Ltd........  1,453,306   1,721,791
  #   Mivtach Shamir Holdings, Ltd.....................     22,547     527,112
  *   Naphtha Israel Petroleum Corp., Ltd..............    158,384   1,072,633
      Neto ME Holdings, Ltd............................      5,411     345,294
  #*  Nitsba Holdings 1995, Ltd........................    129,651   2,422,816
  #*  Nova Measuring Instruments, Ltd..................    111,079   1,369,080
  #*  Oil Refineries, Ltd..............................  5,367,932   2,216,268
  #   Osem Investments, Ltd............................     47,544   1,011,084
  #*  Partner Communications Co., Ltd..................    379,431   1,642,969
  #   Paz Oil Co., Ltd.................................     20,754   3,346,449
  *   Perion Network, Ltd..............................     16,455      41,037
      Phoenix Holdings, Ltd. (The).....................    270,273     806,240
  *   Plasson Industries, Ltd..........................     13,484     455,859
      Rami Levy Chain Stores Hashikma Marketing 2006,
        Ltd............................................     32,629   1,556,875
      Sapiens International Corp. NV...................     80,760     862,952
  #   Shikun & Binui, Ltd..............................    928,938   2,175,846
  #*  Shufersal, Ltd...................................    369,124   1,007,329
  *   Space Communication, Ltd.........................     17,611     241,096
  #*  Strauss Group, Ltd...............................    116,986   1,843,759
  *   Summit Real Estate Holdings, Ltd.................     27,452     125,132
  #*  Tower Semiconductor, Ltd.........................    228,562   3,078,825
  #*  Union Bank of Israel.............................    126,346     486,269
                                                                   -----------
  TOTAL ISRAEL.........................................             84,297,360
                                                                   -----------
  ITALY -- (10.1%)
      A2A SpA..........................................  6,379,077   8,143,970
      ACEA SpA.........................................    277,652   3,659,857
  #*  Aeffe SpA........................................    167,738     346,534
  #   Alerion Cleanpower SpA...........................    119,152     389,467
  #   Amplifon SpA.....................................    459,258   3,850,446
      Ansaldo STS SpA..................................    567,271   5,870,410
  *   Arnoldo Mondadori Editore SpA....................    694,646     803,279
      Ascopiave SpA....................................    351,354     845,211
  #   Astaldi SpA......................................    250,433   2,410,228
  *   Autogrill SpA....................................    625,210   5,645,231
      Azimut Holding SpA...............................    548,691  13,704,976
  *   Banca Carige SpA.................................  1,308,891   2,494,611
      Banca Finnat Euramerica SpA......................    616,149     355,141
  #   Banca Generali SpA...............................    253,738   8,342,195
      Banca IFIS SpA...................................    103,703   2,585,257
  *   Banca Monte dei Paschi di Siena SpA..............  1,988,429   3,951,467
      Banca Popolare dell'Emilia Romagna SC............  2,548,728  22,437,147
  #*  Banca Popolare dell'Etruria e del Lazio SC.......  1,058,027     508,133
      Banca Popolare di Milano Scarl................... 22,383,595  24,211,031
      Banca Popolare di Sondrio SCARL..................  1,940,449   9,873,481
  #   Banca Profilo SpA................................  1,063,385     352,545
  #   Banco di Desio e della Brianza SpA...............    224,677     832,540
  *   Banco Popolare SC................................    123,709   2,141,898
      BasicNet SpA.....................................    163,532     731,550
  #*  Beghelli SpA.....................................    403,187     185,952

                                     1937

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  ITALY -- (Continued)
      Biesse SpA.......................................    58,289 $   981,406
      Brembo SpA.......................................   161,253   7,269,708
  *   Brioschi Sviluppo Immobiliare SpA................   174,780      19,176
  #   Brunello Cucinelli SpA...........................    97,526   1,838,183
      Buzzi Unicem SpA.................................   409,864   6,996,984
  #   Cairo Communication SpA..........................   130,659     642,505
  *   Caltagirone Editore SpA..........................     6,277       6,023
  #*  Carraro SpA......................................   113,633     244,819
      Cembre SpA.......................................    39,007     611,083
      Cementir Holding SpA.............................   325,211   2,182,271
  *   CIR-Compagnie Industriali Riunite SpA............ 1,860,505   1,979,072
      Credito Emiliano SpA.............................   397,014   3,346,781
  *   Credito Valtellinese SC.......................... 5,732,088   8,170,951
  #*  d'Amico International Shipping SA................   700,368     553,162
      Danieli & C Officine Meccaniche SpA..............    64,484   1,356,524
      Datalogic SpA....................................   101,262   1,475,710
      Davide Campari-Milano SpA........................ 1,476,589  11,815,174
      De' Longhi.......................................   269,813   6,575,836
      DeA Capital SpA..................................   233,245     383,621
      Delclima.........................................   230,295     564,029
      DiaSorin SpA.....................................   105,633   4,852,011
      Ei Towers SpA....................................    85,321   5,480,456
      El.En. SpA.......................................    11,798     532,867
      Elica SpA........................................     4,665      10,127
      Engineering SpA..................................    25,068   1,604,059
      ERG SpA..........................................   260,869   3,375,316
      Esprinet SpA.....................................   158,082   1,396,234
  #*  Eurotech SpA.....................................   148,337     289,178
      Falck Renewables SpA.............................   501,521     656,593
  *   Finmeccanica SpA................................. 1,780,003  25,648,326
      FNM SpA..........................................   649,404     416,598
      Gas Plus SpA.....................................    14,596      64,041
  #*  Geox SpA.........................................   377,829   1,532,513
  #*  Gruppo Editoriale L'Espresso SpA.................   648,259     734,068
      Gruppo MutuiOnline SpA...........................    81,871     646,586
      Hera SpA......................................... 2,988,539   7,538,295
  *   IMMSI SpA........................................   719,146     474,041
      Industria Macchine Automatiche SpA...............    59,958   3,104,491
  #*  Intek Group SpA.................................. 1,599,937     592,645
      Interpump Group SpA..............................   353,040   5,997,671
      Iren SpA......................................... 2,471,998   3,599,238
      Italcementi SpA..................................   926,791  10,244,596
      Italmobiliare SpA................................    45,336   1,866,382
  #*  Juventus Football Club SpA....................... 1,857,497     583,351
      La Doria SpA.....................................    47,064     666,587
  #*  Landi Renzo SpA..................................   203,171     201,857
  #*  Maire Tecnimont SpA..............................   628,389   2,163,711
      MARR SpA.........................................   169,025   3,125,787
      Mediaset SpA..................................... 2,798,708  14,171,491
      Moncler SpA......................................   108,870   2,212,196
  #   Nice SpA.........................................    71,162     207,335
      Parmalat SpA.....................................   408,045   1,073,536
  #   Piaggio & C SpA..................................   851,089   2,709,962

                                     1938

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  ITALY -- (Continued)
  #*  Prelios SpA......................................    67,017 $     27,659
  #   Prima Industrie SpA..............................    15,358      292,690
      Prysmian SpA.....................................   991,595   22,767,823
  #*  RCS MediaGroup SpA............................... 1,025,850    1,184,623
      Recordati SpA....................................   444,869   11,079,862
  *   Reno de Medici SpA...............................   840,050      325,796
      Reply SpA........................................    21,983    2,480,700
  #*  Retelit SpA......................................   513,158      322,829
  *   Richard-Ginori 1735 SpA..........................     8,489           --
      Sabaf SpA........................................    25,688      355,489
      SAES Getters SpA.................................    30,068      263,701
  #*  Safilo Group SpA.................................   159,815    2,027,429
  #*  Saipem SpA....................................... 1,056,247    9,217,608
      Salini Impregilo SpA............................. 1,001,413    4,778,273
      Salvatore Ferragamo SpA..........................   206,532    6,531,693
  *   Saras SpA........................................ 1,268,265    2,863,313
  #   SAVE SpA.........................................    80,514    1,154,224
      Servizi Italia SpA...............................    34,833      175,756
  #*  Snai SpA.........................................   117,457      169,325
      Societa Cattolica di Assicurazioni SCRL..........   618,880    5,062,324
      Societa Iniziative Autostradali e Servizi SpA....   319,349    3,757,441
  *   Sogefi SpA.......................................   243,264      749,000
      SOL SpA..........................................   161,050    1,326,006
      Tamburi Investment Partners SpA..................    37,478      142,725
  #*  Tiscali SpA...................................... 7,838,883      521,571
  #   Tod's SpA........................................    64,208    6,486,205
  #   Trevi Finanziaria Industriale SpA................   351,628      652,555
  #   TXT e-solutions SpA..............................    28,342      246,114
  *   Uni Land SpA.....................................    51,835           --
      Unipol Gruppo Finanziario SpA.................... 1,024,298    5,488,771
      Vittoria Assicurazioni SpA.......................   118,450    1,314,138
  *   World Duty Free SpA..............................   544,560    6,092,723
  #*  Yoox SpA.........................................   280,998    9,495,898
      Zignago Vetro SpA................................   142,878      883,074
                                                                  ------------
  TOTAL ITALY..........................................            397,695,058
                                                                  ------------
  NETHERLANDS -- (5.0%)
      Aalberts Industries NV...........................   558,677   17,523,936
      Accell Group.....................................   131,423    2,881,924
  *   AFC Ajax NV......................................    18,134      185,607
  *   AMG Advanced Metallurgical Group NV..............   155,390    1,307,445
      Amsterdam Commodities NV.........................    92,796    2,394,059
  #*  APERAM SA........................................   270,393    9,960,684
      Arcadis NV.......................................   353,162    9,260,658
      ASM International NV.............................   290,828   13,076,920
  *   Atag Group NV....................................     4,630           --
      BE Semiconductor Industries NV...................   162,042    3,853,546
      Beter Bed Holding NV.............................    99,987    2,449,390
      BinckBank NV.....................................   309,146    2,928,266
      Boskalis Westminster NV..........................   106,157    5,186,556
      Brunel International NV..........................   103,416    2,024,484
      Corbion NV.......................................   334,113    7,022,478

                                     1939

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  NETHERLANDS -- (Continued)
      Delta Lloyd NV................................... 1,039,486 $ 18,434,828
      DOCdata NV.......................................    22,707      494,475
  *   Fugro NV.........................................   301,565    6,307,833
  *   Grontmij NV......................................   351,560    1,728,661
  #*  Heijmans NV......................................   105,501    1,291,186
      Hunter Douglas NV................................     8,530      365,333
      KAS Bank NV......................................    80,799    1,030,662
      Kendrion NV......................................    67,315    2,008,477
  *   Koninklijke BAM Groep NV......................... 1,401,173    6,491,059
      Koninklijke Ten Cate NV..........................   168,418    4,541,524
  *   Macintosh Retail Group NV........................    53,398      144,799
      Mota-Engil Africa NV.............................    28,150      215,733
      Nederland Apparatenfabriek.......................    27,865    1,038,321
  *   Ordina NV........................................   400,436      563,459
  *   PostNL NV........................................ 2,511,108   10,750,962
  #*  Royal Imtech NV..................................   213,179      674,117
  *   SBM Offshore NV..................................   936,863   11,398,363
      Sligro Food Group NV.............................   132,450    5,092,829
  #*  SNS Reaal NV.....................................   705,718           --
  *   Telegraaf Media Groep NV.........................   170,034      884,356
      TKH Group NV.....................................   216,865    9,305,638
      TNT Express NV................................... 2,218,089   18,563,246
  *   TomTom NV........................................   575,952    6,227,795
      USG People NV....................................   388,987    5,938,458
  #   Van Lanschot NV..................................     8,744      238,145
      Wessanen.........................................   469,148    5,028,272
                                                                  ------------
  TOTAL NETHERLANDS....................................            198,814,484
                                                                  ------------
  NORWAY -- (2.1%)
  #   ABG Sundal Collier Holding ASA................... 1,766,651    1,620,322
  #   AF Gruppen ASA...................................    14,603      188,631
  #*  Akastor ASA......................................   666,410      906,920
  #   Aker ASA Class A.................................    47,320      987,320
  #   American Shipping ASA............................   196,875    1,052,022
  #*  Archer, Ltd...................................... 1,340,112      344,826
      Arendals Fossekompani A.S........................        90       22,063
  #   Atea ASA.........................................   330,693    2,855,660
      Austevoll Seafood ASA............................   425,892    2,214,737
      Bakkafrost P/F...................................   169,646    5,149,920
  #*  Bionor Pharma ASA................................   671,325      167,259
  #*  Biotec Pharmacon ASA.............................   139,685      162,265
      Bonheur ASA......................................    65,866      515,753
      BW Offshore, Ltd................................. 1,620,464      968,133
  #   Deep Sea Supply P.L.C............................   708,301      242,706
  #*  Det Norske Oljeselskap ASA.......................   465,731    2,855,159
  #*  DNO ASA.......................................... 1,539,886    1,430,324
  *   DOF ASA..........................................   203,869      172,432
  #*  Dolphin Group A.S................................   921,376      136,189
      Ekornes ASA......................................   111,584    1,373,233
  #*  Electromagnetic GeoServices ASA..................   934,875      168,780
      Farstad Shipping ASA.............................    63,512      186,136
  #*  Fred Olsen Energy ASA............................   124,661      579,453
  #*  Frontline, Ltd...................................   444,633    1,360,517

                                     1940

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 NORWAY -- (Continued)
     Ganger Rolf ASA..................................      56,880 $   440,829
     Grieg Seafood ASA................................     176,846     564,991
 #   Hexagon Composites ASA...........................     344,201   1,020,388
 #   Hoegh LNG Holdings, Ltd..........................     183,008   2,931,041
 *   Kongsberg Automotive ASA.........................   1,995,646   1,246,937
     Kvaerner ASA.....................................     780,964     449,673
 #   Leroy Seafood Group ASA..........................      82,700   2,844,023
 #*  Nordic Semiconductor ASA.........................     580,588   3,709,173
 #*  Norske Skogindustrier ASA........................     709,859     231,567
 #*  Norwegian Air Shuttle ASA........................     149,161   6,436,292
 #*  Odfjell SE Class A...............................     134,257     358,661
     Olav Thon Eiendomsselskap ASA....................     117,147   2,125,683
 #   Opera Software ASA...............................     514,924   4,111,592
 *   Panoro Energy ASA................................   1,211,151     103,671
 #   Petroleum Geo-Services ASA.......................     847,730   3,860,023
 #*  PhotoCure ASA....................................      52,582     241,716
     Prosafe SE.......................................   1,049,727   3,063,507
 *   Q-Free ASA.......................................     179,836     256,559
 #*  REC Silicon ASA..................................   9,253,539   1,666,601
 *   REC Solar ASA....................................     138,239   1,803,232
     Salmar ASA.......................................     132,386   2,093,426
 #*  Sevan Marine ASA.................................     124,800     276,030
 #*  Siem Offshore, Inc...............................     606,183     128,171
 #   Solstad Offshore ASA.............................      62,524     252,369
 #*  Songa Offshore...................................   1,562,025     196,099
     SpareBank 1 SMN..................................     131,684   1,019,471
     SpareBank 1 SR-Bank ASA..........................     142,408     845,383
     Stolt-Nielsen, Ltd...............................     118,091   1,907,867
 *   Storebrand ASA...................................     108,437     436,774
     Tomra Systems ASA................................     647,834   5,736,889
 *   TTS Group ASA....................................      51,362      30,318
     Veidekke ASA.....................................     383,880   4,271,277
     Wilh Wilhelmsen ASA..............................     249,256   1,454,110
 #   Wilh Wilhelmsen Holding ASA Class A..............      65,124   1,404,813
                                                                   -----------
 TOTAL NORWAY.........................................              83,179,916
                                                                   -----------
 PORTUGAL -- (1.2%)
     Altri SGPS SA....................................     577,518   2,453,789
 *   Banco BPI SA.....................................   2,207,693   2,503,138
 #*  Banco Comercial Portugues SA..................... 116,553,116   8,930,620
 *   Banco Espirito Santo SA..........................   4,777,921          --
     Corticeira Amorim SGPS SA........................     200,623     989,536
     CTT-Correios de Portugal SA......................     122,257   1,260,455
     EDP Renovaveis SA................................     268,674   1,965,897
     Ibersol SGPS SA..................................      20,401     193,716
 #*  Impresa SGPS SA..................................     187,798     164,964
 #   Mota-Engil SGPS SA...............................     386,187   1,025,738
     NOS SGPS SA......................................   1,025,253   8,675,726
 #   Novabase SGPS SA.................................      65,729     179,217
     Portucel SA......................................   2,010,412   7,652,926
     REN--Redes Energeticas Nacionais SGPS SA.........   1,280,761   3,837,868
 *   Sonae Capital SGPS SA............................      58,125      25,501

                                     1941

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  PORTUGAL -- (Continued)
  *   Sonae Industria SGPS SA.......................... 45,984,629 $   358,114
      Sonae SGPS SA....................................  4,447,452   6,165,682
  #   Teixeira Duarte SA...............................    710,639     410,656
                                                                   -----------
  TOTAL PORTUGAL.......................................             46,793,543
                                                                   -----------
  SPAIN -- (5.5%)
  #   Abengoa SA.......................................    204,834     511,684
  #   Abengoa SA Class B...............................  1,881,381   4,218,694
      Acciona SA.......................................    128,365  10,374,095
      Acerinox SA......................................    613,463   7,481,376
  #   Adveo Group International SA.....................     54,776     475,147
      Almirall SA......................................    289,516   5,693,637
  #*  Amper SA.........................................    211,940      31,837
      Atresmedia Corp de Medios de Comunicacion SA.....    314,885   4,741,567
      Azkoyen SA.......................................     64,022     233,796
      Bankinter SA.....................................    298,301   2,302,433
  *   Baron de Ley.....................................     13,454   1,334,760
      Bolsas y Mercados Espanoles SHMSF SA.............    410,153  16,938,120
  #*  Caja de Ahorros del Mediterraneo.................    116,412          --
  #*  Cementos Portland Valderrivas SA.................     68,410     575,485
  #   Cie Automotive SA................................    224,674   3,552,540
      Clinica Baviera SA...............................      3,698      25,079
  #   Construcciones y Auxiliar de Ferrocarriles SA....      8,056   2,289,836
  #   Distribuidora Internacional de Alimentacion SA...  2,222,434  13,909,266
      Duro Felguera SA.................................    425,962   1,697,134
      Ebro Foods SA....................................    366,900   7,318,062
  #   Elecnor SA.......................................    191,752   1,907,423
      Ence Energia y Celulosa SA.......................  1,016,084   3,667,923
  *   Ercros SA........................................    483,625     364,847
      Faes Farma SA....................................  1,304,836   3,623,132
  *   Fluidra SA.......................................    155,559     580,804
  #*  Fomento de Construcciones y Contratas SA.........    652,443   6,731,942
      Gamesa Corp. Tecnologica SA......................  1,266,922  20,064,300
      Grupo Catalana Occidente SA......................    198,219   6,151,058
  #*  Grupo Ezentis SA.................................    807,544     620,903
      Iberpapel Gestion SA.............................     36,518     619,322
  #   Indra Sistemas SA................................    508,946   5,716,638
  *   Inmobiliaria Colonial SA.........................  2,756,724   2,050,515
      Inmobiliaria del Sur SA..........................      2,902      29,748
      Laboratorios Farmaceuticos Rovi SA...............     68,607   1,035,524
  *   Liberbank SA.....................................  2,278,694   1,587,750
      Mediaset Espana Comunicacion SA..................    879,043  11,051,089
  #   Melia Hotels International SA....................    314,286   4,521,879
      Miquel y Costas & Miquel SA......................     36,394   1,316,198
  *   NH Hotel Group SA................................    971,423   5,889,394
      Nmas1 Dinamia SA.................................     20,438     155,779
  #   Obrascon Huarte Lain SA..........................    187,597   3,119,930
      Papeles y Cartones de Europa SA..................    249,762   1,432,034
  *   Pescanova SA.....................................     68,547          --
      Prim SA..........................................     39,424     441,591
  #*  Promotora de Informaciones SA Class A............    265,465   2,424,833
      Prosegur Cia de Seguridad SA.....................  1,278,572   6,771,213
  #*  Quabit Inmobiliaria SA...........................  3,826,780     435,860

                                     1942

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SPAIN -- (Continued)
  #*  Realia Business SA...............................   503,895 $    410,622
  #*  Sacyr SA......................................... 1,728,289    5,961,116
  *   Sociedad Nacional de Industrias Apicaciones
        Celulosa Espanola SA...........................    75,494        3,047
  #*  Solaria Energia y Medio Ambiente SA..............   207,171      212,904
      Tecnicas Reunidas SA.............................   162,010    8,249,407
  #*  Telecomunicaciones y Energia.....................   146,125      215,147
      Tubacex SA.......................................   503,879    1,372,468
  #   Tubos Reunidos SA................................   478,982      668,487
      Vidrala SA.......................................    80,878    3,969,488
      Viscofan SA......................................   229,641   13,723,754
  *   Vocento SA.......................................   231,302      504,714
  #   Zardoya Otis SA..................................   288,997    3,172,649
  #*  Zeltia SA........................................   983,996    4,336,029
                                                                  ------------
  TOTAL SPAIN..........................................            218,816,009
                                                                  ------------
  SWEDEN -- (7.6%)
  #   AAK AB...........................................   126,680    8,580,652
  #   Acando AB........................................   404,326      660,492
      AddNode Group AB.................................    22,737      142,370
      AddTech AB Class B...............................   273,182    4,051,914
      AF AB Class B....................................   283,266    3,967,156
  *   Arise AB.........................................    36,861       84,238
  #   Atrium Ljungberg AB Class B......................    77,857    1,074,059
      Avanza Bank Holding AB...........................    93,364    3,882,687
      Axfood AB........................................   356,975    6,087,226
      B&B Tools AB Class B.............................   114,277    1,703,617
  *   BE Group AB......................................    26,705        6,028
  #   Beijer Alma AB...................................   102,778    2,277,213
      Beijer Electronics AB............................    53,995      342,640
      Beijer Ref AB Class B............................    67,205    1,407,890
      Betsson AB.......................................   443,610    7,437,653
  #   Bilia AB.........................................   219,410    4,410,264
      BillerudKorsnas AB...............................   342,787    5,265,783
      BioGaia AB Class B...............................    80,262    2,604,335
      Biotage AB.......................................   183,176      397,562
      Bjorn Borg AB....................................    83,602      299,453
  #   Bulten AB........................................    58,620      543,132
      Bure Equity AB...................................   316,106    1,951,878
      Byggmax Group AB.................................   255,429    2,323,417
      Castellum AB.....................................   752,169   10,724,440
      Catena AB........................................    53,725      821,185
      Cavotec SA.......................................    16,457       53,331
      Clas Ohlson AB Class B...........................   174,360    3,227,040
  *   Cloetta AB Class B............................... 1,067,829    3,205,021
      Concentric AB....................................   195,958    2,254,608
  *   Concordia Maritime AB Class B....................    89,755      215,540
      Corem Property Group AB Class B..................     2,296        8,078
      CyberCom Group AB................................   216,440       53,915
      Dios Fastigheter AB..............................   165,593    1,156,770
  *   Doro AB..........................................   109,376      533,648
      Duni AB..........................................   195,109    2,598,936
  *   East Capital Explorer AB.........................    47,726      318,571
  #   Elekta AB Class B................................   118,752      787,806

                                     1943

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWEDEN -- (Continued)
  #   Enea AB..........................................    63,008 $   645,900
  #*  Eniro AB......................................... 1,790,180     214,903
      Fabege AB........................................   651,224   9,037,386
      Fagerhult AB.....................................    61,437   1,059,396
  *   Fastighets AB Balder.............................   273,718   4,555,233
      Fenix Outdoor International AG...................     8,198     344,290
      Gunnebo AB.......................................   199,567     905,524
      Haldex AB........................................   218,762   2,681,392
  #   Heba Fastighets AB Class B.......................    42,288     447,387
      Hemfosa Fastigheter AB...........................   327,309   3,531,837
      Hexpol AB........................................ 1,076,371  11,546,119
      HIQ International AB.............................   251,474   1,290,842
      HMS Networks AB..................................     7,040     184,267
      Holmen AB Class B................................   264,932   7,558,224
      Hufvudstaden AB Class A..........................   183,268   2,369,020
      Industrial & Financial Systems Class B...........    80,438   2,697,886
  #   Indutrade AB.....................................   120,818   5,901,505
      Intrum Justitia AB...............................   385,511  13,110,169
      JM AB............................................   360,265   9,538,372
      KappAhl AB.......................................   268,369     851,728
  #*  Karolinska Development AB Class B................    90,079     127,641
      Klovern AB Class A...............................   193,931     186,437
  #   Klovern AB Class B............................... 1,939,305   1,865,592
  #   KNOW IT AB.......................................    73,046     468,123
      Kungsleden AB....................................   756,437   5,066,176
      Lagercrantz AB Class B...........................    78,443   1,805,766
      Lindab International AB..........................   319,721   2,409,116
      Loomis AB Class B................................   308,465   8,642,842
      Meda AB Class A..................................    31,724     516,963
  *   Medivir AB Class B...............................   152,724   1,620,557
      Mekonomen AB.....................................   112,051   2,791,399
      Modern Times Group MTG AB Class B................   252,862   7,174,717
      MQ Holding AB....................................   124,334     559,614
      Mycronic AB......................................   377,276   2,378,220
      NCC AB Class A...................................    10,253     303,972
      NCC AB Class B...................................   118,908   3,554,075
      Nederman Holding AB..............................     4,621     122,310
  *   Net Insight AB Class B........................... 1,480,940     523,374
  #   NetEnt AB........................................   146,096   6,799,182
      New Wave Group AB Class B........................   198,822   1,017,997
      Nibe Industrier AB Class B.......................   372,403  10,495,491
      Nobia AB.........................................   644,291   7,557,346
      Nolato AB Class B................................   117,664   2,885,659
      Nordnet AB Class B...............................   388,808   1,546,836
  #   OEM International AB Class B.....................    44,190     588,799
  #   Opus Group AB....................................   304,513     306,243
  *   Oriflame Holding AG..............................   138,456   2,049,536
      Peab AB..........................................   798,464   6,046,344
  #*  Pricer AB Class B................................   558,852     578,960
      Proact IT Group AB...............................    39,943     539,339
      Probi AB.........................................     2,002      33,884
      Proffice AB Class B..............................   263,002     637,746
  #*  Qliro Group AB...................................   359,530     591,352

                                     1944

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
   SWEDEN -- (Continued)
       Ratos AB Class B................................. 911,059 $  5,702,825
   *   RaySearch Laboratories AB........................  34,372      490,030
       Rezidor Hotel Group AB........................... 404,430    1,838,310
       Saab AB Class B.................................. 259,567    6,259,030
   #   Sagax AB Class B.................................  56,172      373,915
   #*  SAS AB........................................... 730,412    1,292,911
   #*  Seamless Distribution AB.........................  16,641       18,600
       Sectra AB Class B................................  57,699      795,188
   #   Semcon AB........................................  82,284      417,634
       SkiStar AB....................................... 108,097    1,269,902
   #*  SSAB AB Class A(B17H0S8)......................... 807,430    3,844,291
   #*  SSAB AB Class A(BPRBWK4)......................... 189,016      897,241
   *   SSAB AB Class B(B17H3F6)......................... 341,138    1,416,531
   *   SSAB AB Class B(BPRBWM6)......................... 515,343    2,167,673
   #   Sweco AB Class B................................. 185,151    2,542,962
   *   Swedish Orphan Biovitrum AB...................... 232,118    3,055,500
   #   Swedol AB Class B................................  37,176       82,754
       Systemair AB.....................................  46,527      708,181
   *   TradeDoubler AB..................................  75,408       61,591
   *   Transcom Worldwide AB............................  32,369      320,472
       Transmode AB.....................................  73,547    1,044,092
       Tribona AB....................................... 182,724      817,010
       Unibet Group P.L.C............................... 131,046    8,416,120
       VBG Group AB Class B.............................     137        2,129
   *   Victoria Park AB Class B.........................  11,749       13,314
       Vitrolife AB.....................................  70,710    1,427,570
       Wallenstam AB Class B............................ 771,954    5,592,921
       Wihlborgs Fastigheter AB......................... 280,235    4,831,150
                                                                 ------------
   TOTAL SWEDEN.........................................          301,423,383
                                                                 ------------
   SWITZERLAND -- (11.9%)
   #*  AFG Arbonia-Forster Holding AG...................  76,510    1,327,880
       Allreal Holding AG...............................  58,399    8,346,735
   #   Alpiq Holding AG.................................   7,539      636,169
       ALSO Holding AG..................................  15,664      925,456
       ams AG........................................... 372,640   16,158,904
       APG SGA SA.......................................   7,581    3,087,554
       Aryzta AG........................................  58,423    2,964,246
       Ascom Holding AG................................. 212,982    3,861,117
       Autoneum Holding AG..............................  16,300    3,362,882
   #   Bachem Holding AG Class B........................  23,344    1,241,232
       Baloise Holding AG...............................  48,183    6,138,919
       Bank Coop AG.....................................  30,632    1,344,225
       Banque Cantonale de Geneve.......................   3,964    1,017,249
       Banque Cantonale du Jura.........................   4,442      277,020
       Banque Cantonale Vaudoise........................   8,106    5,255,278
       Basler Kantonalbank..............................   5,896      445,152
       Belimo Holding AG................................   2,156    4,916,707
       Bell AG..........................................     374      969,776
       Bellevue Group AG................................  38,832      579,520
   #   Berner Kantonalbank AG...........................  22,470    4,299,783
       BFW Liegenschaften AG............................     620       21,204
       BKW AG...........................................  64,177    2,321,208

                                     1945

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SWITZERLAND -- (Continued)
       Bobst Group SA...................................  44,716 $ 1,966,899
       Bossard Holding AG Class A.......................  32,905   3,672,985
   #   Bucher Industries AG.............................  32,790   7,993,799
       Burckhardt Compression Holding AG................  11,640   4,396,630
       Burkhalter Holding AG............................  20,988   2,287,803
       Calida Holding AG................................  25,084     992,205
       Carlo Gavazzi Holding AG.........................   1,415     328,359
       Cembra Money Bank AG.............................  15,764     959,971
       Cham Paper Holding AG............................   1,894     479,644
   *   Charles Voegele Holding AG.......................  41,895     442,347
       Cicor Technologies...............................   5,936     197,545
       Cie Financiere Tradition SA......................   9,304     618,297
       Clariant AG......................................  26,096     520,568
       Coltene Holding AG...............................  20,758   1,490,427
       Conzzeta AG......................................   5,871   3,810,905
   #   Daetwyler Holding AG.............................  37,940   4,694,945
       DKSH Holding AG..................................  74,641   5,599,779
   *   Dufry AG.........................................  89,094  12,354,967
       Edmond de Rothschild Suisse SA...................     152   2,873,655
       EFG International AG............................. 272,661   3,175,331
       Emmi AG..........................................  12,810   4,245,546
       Energiedienst Holding AG.........................  68,912   1,852,825
       Feintool International Holding AG................   7,642     758,670
       Flughafen Zuerich AG.............................  22,078  18,122,287
       Forbo Holding AG.................................   6,853   8,346,139
       Galenica AG......................................  10,976  12,494,686
       GAM Holding AG................................... 925,197  19,421,151
       Gategroup Holding AG............................. 146,738   5,421,736
       Georg Fischer AG.................................  22,511  15,011,466
       Gurit Holding AG.................................   1,979   1,074,801
       Helvetia Holding AG..............................  35,737  19,610,227
       HOCHDORF Holding AG..............................   1,159     180,061
       Huber & Suhner AG................................  64,659   2,801,912
       Implenia AG......................................  85,074   5,103,574
       Inficon Holding AG...............................   9,382   2,785,950
   *   Interroll Holding AG.............................   3,127   2,006,621
       Intershop Holding AG.............................   7,003   2,904,403
       Jungfraubahn Holding AG..........................   3,095     281,155
       Kaba Holding AG Class B..........................  16,675  10,668,598
       Kardex AG........................................  36,063   2,112,832
       Komax Holding AG.................................  18,811   3,274,615
       Kudelski SA...................................... 195,049   3,086,272
       Kuoni Reisen Holding AG..........................  19,325   5,370,849
       LEM Holding SA...................................   3,773   2,851,942
       Liechtensteinische Landesbank AG.................  24,400     969,761
   *   LifeWatch AG.....................................   3,723      62,241
       Logitech International SA........................ 848,062  12,200,576
       Lonza Group AG...................................  64,965   9,416,973
   #   Luzerner Kantonalbank AG.........................  16,828   6,189,971
       MCH Group AG.....................................   1,404      89,090
       Metall Zug AG....................................     862   2,329,829
   #*  Meyer Burger Technology AG....................... 395,076   3,401,580
       Micronas Semiconductor Holding AG................ 149,956     657,451

                                     1946

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 SWITZERLAND -- (Continued)
     Mobilezone Holding AG............................   137,467 $    2,377,729
     Mobimo Holding AG................................    29,223      6,215,127
     OC Oerlikon Corp. AG.............................   834,985     10,240,211
 #*  Orascom Development Holding AG...................    60,240        738,375
 #*  Orell Fuessli Holding AG.........................     5,028        599,223
     Orior AG.........................................    26,946      1,508,881
 #   Panalpina Welttransport Holding AG...............    63,044      7,848,004
 *   Parco Industriale e Immobiliare SA...............       600             --
     Phoenix Mecano AG................................     2,998      1,505,692
 *   Plazza AG........................................     5,852      1,248,766
     PSP Swiss Property AG............................   166,610     14,966,549
     Rieter Holding AG................................    17,376      2,618,425
     Romande Energie Holding SA.......................     2,625      2,879,718
     Schaffner Holding AG.............................     2,950        710,063
 *   Schmolz + Bickenbach AG.......................... 2,457,257      2,056,714
     Schweiter Technologies AG........................     4,381      3,431,209
     Siegfried Holding AG.............................    21,833      3,925,597
 #   St Galler Kantonalbank AG........................    11,024      4,149,486
     Straumann Holding AG.............................    55,594     16,448,293
     Sulzer AG........................................   122,816     12,611,384
     Swissquote Group Holding SA......................    45,894      1,179,678
     Tamedia AG.......................................    14,403      2,467,126
     Tecan Group AG...................................    37,394      4,578,880
     Temenos Group AG.................................   318,043     11,658,017
 #*  Tornos Holding AG................................    38,028        160,407
 #   U-Blox AG........................................    30,554      6,431,421
 *   Valartis Group AG................................     1,365         19,054
     Valiant Holding AG...............................    82,271      8,166,798
     Valora Holding AG................................    15,155      2,945,937
     Vaudoise Assurances Holding SA Class B...........     5,032      2,775,738
     Vetropack Holding AG.............................       856      1,422,212
 #*  Von Roll Holding AG..............................   250,484        241,089
     Vontobel Holding AG..............................   136,975      7,286,535
     VP Bank AG.......................................    14,453      1,256,390
     VZ Holding AG....................................       770        198,083
     Walliser Kantonalbank............................     1,393      1,079,796
     Walter Meier AG..................................    22,913        951,660
     Ypsomed Holding AG...............................     4,944        548,301
     Zehnder Group AG.................................    57,019      2,149,006
 *   Zueblin Immobilien Holding AG....................   178,250         70,012
     Zug Estates Holding AG...........................       577        840,863
     Zuger Kantonalbank AG............................       606      2,825,235
                                                                 --------------
 TOTAL SWITZERLAND....................................              468,792,751
                                                                 --------------
 UNITED STATES -- (0.0%)
 #*  Golden Ocean Group, Ltd..........................   187,153        726,260
                                                                 --------------
 TOTAL COMMON STOCKS..................................            3,614,194,688
                                                                 --------------
 PREFERRED STOCKS -- (0.4%)
 GERMANY -- (0.4%)
     Biotest AG.......................................    31,089        874,950
     Draegerwerk AG & Co. KGaA........................    10,650      1,066,967

                                     1947

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
GERMANY -- (Continued)
      Fuchs Petrolub SE..............................     91,839 $    3,991,176
      Jungheinrich AG................................     79,230      5,585,652
      Sartorius AG...................................     14,037      3,022,083
      Sixt SE........................................     11,224        404,473
      STO SE & Co. KGaA..............................      3,048        475,354
      Villeroy & Boch AG.............................     34,443        538,114
                                                                 --------------
TOTAL GERMANY........................................                15,958,769
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                15,958,769
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*     Intercell AG Rights............................    254,689             --
                                                                 --------------
FRANCE -- (0.0%)
#*    Euro Disney SCA Rights 05/06/15(BVL80R6).......     68,806          9,068
#*    Euro Disney SCA Rights 05/06/15(BVZHYB1).......    688,060             --
                                                                 --------------
TOTAL FRANCE.........................................                     9,068
                                                                 --------------
ITALY -- (0.0%)
*     TAMBURI INVESTMENT PARTNERS TAMBURI INV CW20...      9,370          5,731
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    14,799
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (8.1%)
(S)@  DFA Short Term Investment Fund................. 27,594,107    319,263,817
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,282,013,228)^^............................            $3,949,432,073
                                                                 ==============


                                     1948

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Austria....................         -- $   94,072,181   --    $   94,072,181
   Belgium....................         --    162,440,461   --       162,440,461
   Denmark....................         --    177,085,841   --       177,085,841
   Finland....................         --    265,953,184   --       265,953,184
   France..................... $2,494,600    446,577,989   --       449,072,589
   Germany....................         --    578,316,760   --       578,316,760
   Greece.....................         --            741   --               741
   Ireland....................         --     86,714,167   --        86,714,167
   Israel.....................         --     84,297,360   --        84,297,360
   Italy......................         --    397,695,058   --       397,695,058
   Netherlands................         --    198,814,484   --       198,814,484
   Norway.....................         --     83,179,916   --        83,179,916
   Portugal...................         --     46,793,543   --        46,793,543
   Spain......................         --    218,816,009   --       218,816,009
   Sweden.....................  2,348,989    299,074,394   --       301,423,383
   Switzerland................  1,248,766    467,543,985   --       468,792,751
   United States..............         --        726,260   --           726,260
Preferred Stocks
   Germany....................         --     15,958,769   --        15,958,769
   Italy......................         --             --   --                --
Rights/Warrants...............
   Austria....................         --             --   --                --
   France.....................         --          9,068   --             9,068
   Italy......................         --          5,731   --             5,731
Securities Lending Collateral.         --    319,263,817   --       319,263,817
                               ---------- --------------   --    --------------
TOTAL......................... $6,092,355 $3,943,339,718   --    $3,949,432,073
                               ========== ==============   ==    ==============

                                     1949

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (93.3%)
  BRAZIL -- (5.2%)
      AES Tiete SA.....................................    49,684 $   258,871
      AMBEV SA.........................................   855,320   4,861,206
      AMBEV SA ADR..................................... 5,246,261  29,798,763
      Banco Bradesco SA................................   876,698   7,082,307
      Banco do Brasil SA............................... 2,170,868  13,980,239
      Banco Santander Brasil SA........................   107,913     504,274
      BB Seguridade Participacoes SA...................   860,654   8,106,454
      BM&FBovespa SA................................... 2,958,708   9,021,426
      BR Malls Participacoes SA........................   647,523   2,430,138
      Braskem SA Sponsored ADR.........................   165,709   1,201,390
      BRF SA...........................................   361,552   7,589,113
      BRF SA ADR.......................................   539,479  11,280,506
      CCR SA........................................... 1,232,468   5,478,515
  *   Centrais Eletricas Brasileiras SA................   204,600     345,985
  #   Centrais Eletricas Brasileiras SA ADR............    86,923     214,700
  *   Centrais Eletricas Brasileiras SA Sponsored ADR..   100,200     167,334
      CETIP SA--Mercados Organizados...................   386,800   4,005,879
  #   Cia Brasileira de Distribuicao ADR...............    85,830   1,865,944
      Cia de Saneamento Basico do Estado de Sao Paulo.. 306,700 1,564,874 Cia de Saneamento Basico do Estado de Sao Paulo
        ADR............................................   178,668     904,060
      Cia Energetica de Minas Gerais...................    96,887     279,007
      Cia Paranaense de Energia........................    27,600     190,156
      Cia Paranaense de Energia Sponsored ADR..........    57,783     587,075
  #   Cia Siderurgica Nacional SA Sponsored ADR........   653,103     816,379
      Cielo SA......................................... 1,095,620  13,993,043
      Cosan Logistica SA...............................   177,069      93,087
      Cosan SA Industria e Comercio....................   203,008   1,233,244
      CPFL Energia SA..................................   215,566   1,213,836
  #   CPFL Energia SA ADR..............................    65,545     736,071
      Duratex SA.......................................   205,665     418,063
      Embraer SA.......................................    29,370     205,010
      Embraer SA ADR...................................   219,737   6,119,675
      Fibria Celulose SA Sponsored ADR.................   488,398   6,505,461
      Gerdau SA........................................   174,232     256,467
  #   Gerdau SA Sponsored ADR..........................   577,984     999,912
  *   Hypermarcas SA...................................   474,324   2,806,643
      Itau Unibanco Holding SA.........................   349,677   2,910,613
      JBS SA........................................... 1,598,074   7,192,372
      Klabin SA........................................   996,400   6,178,119
      Kroton Educacional SA............................ 1,456,499   4,083,702
      Localiza Rent a Car SA...........................    43,024     353,093
      Lojas Americanas SA..............................   214,837     837,651
      Lojas Renner SA..................................   173,887   5,530,033
      M Dias Branco SA.................................    40,100     905,308
      Multiplan Empreendimentos Imobiliarios SA........   112,800   1,536,857
      Natura Cosmeticos SA.............................   235,850   1,753,747
  *   Oi SA ADR........................................       732       1,093
  *   Petroleo Brasileiro SA........................... 1,007,800   3,408,439
  #*  Petroleo Brasileiro SA ADR....................... 1,308,418   8,897,242

                                     1950

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
 BRAZIL -- (Continued)
     Porto Seguro SA..................................     235,799 $  2,681,013
     Qualicorp SA.....................................     387,373    2,302,324
     Raia Drogasil SA.................................     297,000    3,774,141
 *   Rumo Logistica Operadora Multimodal SA...........   1,465,079      389,381
     Souza Cruz SA....................................     504,313    3,577,670
     Tim Participacoes SA.............................     578,213    1,585,718
     Tim Participacoes SA ADR.........................      63,679      866,671
     Totvs SA.........................................     128,775    1,318,609
     Tractebel Energia SA.............................     207,701    2,198,969
     Transmissora Alianca de Energia Eletrica SA......     186,134    1,138,891
     Ultrapar Participacoes SA........................     379,984    7,798,442
     Ultrapar Participacoes SA Sponsored ADR..........     254,308    5,213,314
     Usinas Siderurgicas de Minas Gerais SA...........      39,100      110,427
     Vale SA..........................................     252,500    1,317,827
 #   Vale SA Sponsored ADR............................   1,238,400    6,513,984
     WEG SA...........................................     623,150    3,421,554
                                                                   ------------
 TOTAL BRAZIL.........................................              234,912,311
                                                                   ------------
 CHILE -- (1.5%)
     AES Gener SA.....................................   3,056,998    1,639,251
     Aguas Andinas SA Class A.........................   3,794,761    2,002,619
     Banco de Chile...................................   3,083,541      330,959
 #   Banco de Chile ADR...............................      52,626    3,279,130
     Banco de Credito e Inversiones...................      52,455    2,305,980
     Banco Santander Chile ADR........................     226,796    4,579,011
     Cencosud SA......................................   2,185,782    4,620,462
     Cencosud SA ADR..................................       8,408       52,970
     Cia Cervecerias Unidas SA........................      81,744      860,477
     Cia Cervecerias Unidas SA ADR....................      57,361    1,210,317
     Colbun SA........................................  10,147,919    2,687,412
     Corpbanca SA..................................... 249,699,367    2,514,664
     Corpbanca SA ADR.................................      30,902      466,620
     E.CL SA..........................................     127,905      173,730
     Embotelladora Andina SA Class A ADR..............      22,244      304,298
     Embotelladora Andina SA Class B ADR..............      21,587      359,424
     Empresa Nacional de Electricidad SA Sponsored ADR     138,910    5,716,147
     Empresa Nacional de Telecomunicaciones SA........     286,929    2,954,583
     Empresas CMPC SA.................................   2,151,128    5,648,964
     Empresas COPEC SA................................     401,232    4,013,620
     Enersis SA Sponsored ADR.........................     535,454    8,090,710
     Inversiones Aguas Metropolitanas SA..............     466,482      677,782
 #*  Latam Airlines Group SA Sponsored ADR............     555,276    3,442,711
 *   Molibdenos y Metales SA..........................       3,719       22,758
     Parque Arauco SA.................................     207,902      383,310
     SACI Falabella...................................     853,793    5,554,235
     Sigdo Koppers SA.................................     361,767      476,153
     Sociedad Quimica y Minera de Chile SA Sponsored
       ADR............................................     121,378    1,639,817

                                     1951

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHILE -- (Continued)
      Sonda SA.........................................    625,003 $ 1,151,192
                                                                   -----------
  TOTAL CHILE..........................................             67,159,306
                                                                   -----------
  CHINA -- (14.5%)
      AAC Technologies Holdings, Inc...................    564,000   3,197,414
      Agricultural Bank of China, Ltd. Class H......... 17,211,000   7,763,954
      Air China, Ltd. Class H..........................  1,004,000   1,004,520
  #*  Alibaba Health Information Technology, Ltd.......    872,000     808,784
  #*  Aluminum Corp. of China, Ltd. ADR................    112,680     971,302
  *   Aluminum Corp. of China, Ltd. Class H............    408,000     141,461
      Angang Steel Co., Ltd. Class H...................  1,186,000     602,240
      Anhui Conch Cement Co., Ltd. Class H.............    573,500   1,785,007
      Anta Sports Products, Ltd........................    654,000   1,681,461
  #   AviChina Industry & Technology Co., Ltd. Class H.  1,605,000   1,343,216
      Bank of China, Ltd. Class H...................... 56,007,181  30,532,226
      Bank of Communications Co., Ltd. Class H.........  5,061,515   4,448,857
      BBMG Corp. Class H...............................    862,000     663,485
      Beijing Capital International Airport Co., Ltd.
        Class H........................................  1,116,000   1,148,898
      Beijing Enterprises Holdings, Ltd................    437,972   3,222,783
  #   Beijing Enterprises Water Group, Ltd.............  1,664,000   1,242,087
      Belle International Holdings, Ltd................  5,400,000   5,628,141
      Brilliance China Automotive Holdings, Ltd........  1,976,000   2,622,577
  #   Byd Co., Ltd. Class H............................    258,386   1,136,093
  *   China CITIC Bank Corp., Ltd. Class H.............  6,110,928   4,363,778
  #   China Coal Energy Co., Ltd. Class H..............  3,275,777   1,593,988
      China Communications Construction Co., Ltd.
        Class H........................................  3,117,000   4,000,871
      China Conch Venture Holdings, Ltd................     65,500     135,078
      China Construction Bank Corp. Class H............ 62,092,590  50,572,994
  #*  China COSCO Holdings Co., Ltd. Class H...........  1,197,000     615,708
  *   China Eastern Airlines Corp., Ltd. ADR...........      2,200      89,012
  *   China Eastern Airlines Corp., Ltd. Class H.......    648,000     521,705
      China Everbright Bank Co., Ltd. Class H..........  4,087,000   2,265,409
      China Everbright International, Ltd..............  2,019,000   3,086,275
      China Galaxy Securities Co., Ltd. Class H........  2,083,000   1,877,278
      China Gas Holdings, Ltd..........................  1,186,000   2,085,509
  #   China Hongqiao Group, Ltd........................  1,669,500   1,236,502
      China International Marine Containers Group Co.,
        Ltd. Class H...................................    325,600     693,228
  #   China Life Insurance Co., Ltd. ADR...............    924,036  17,066,945
      China Longyuan Power Group Corp., Ltd. Class H...  2,948,000   3,377,473
      China Machinery Engineering Corp. Class H........    180,000     135,883
      China Mengniu Dairy Co., Ltd.....................    900,000   4,080,626
  #   China Merchants Bank Co., Ltd. Class H...........  3,022,554   7,807,798
      China Merchants Holdings International Co., Ltd..    833,501   3,057,523
      China Minsheng Banking Corp., Ltd. Class H.......  4,510,500   5,059,152
      China Mobile, Ltd................................    906,205  58,903,325
  #   China Molybdenum Co., Ltd. Class H...............    369,322     238,454
      China National Building Material Co., Ltd.
        Class H........................................  6,047,916   4,576,230
  #   China Oilfield Services, Ltd. Class H............  1,118,000   1,371,562
      China Overseas Land & Investment, Ltd............  3,590,000  11,282,351
      China Pacific Insurance Group Co., Ltd. Class H..  1,092,200   4,578,500
      China Petroleum & Chemical Corp. ADR.............    132,615   9,973,952
      China Petroleum & Chemical Corp. Class H.........  2,522,800   1,898,197
      China Power International Development, Ltd.......  2,983,000   2,111,687

                                     1952

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      China Railway Construction Corp., Ltd. Class H...  1,270,000 $ 1,653,299
      China Railway Group, Ltd. Class H................  1,919,000   1,636,748
      China Resources Cement Holdings, Ltd.............  2,207,335   1,140,645
      China Resources Enterprise, Ltd..................  1,060,710   3,440,885
      China Resources Gas Group, Ltd...................    690,000   2,108,015
      China Resources Land, Ltd........................  2,462,666   6,915,747
      China Resources Power Holdings Co., Ltd..........  1,762,000   4,525,797
      China Shenhua Energy Co., Ltd. Class H...........  2,053,000   3,899,638
  #*  China Shipping Container Lines Co., Ltd. Class H.  2,324,000     731,064
  #   China Shipping Development Co., Ltd. Class H.....  1,056,000     641,024
  #   China South City Holdings, Ltd...................  1,814,000     535,185
      China Southern Airlines Co., Ltd. Class H........    380,000     376,042
      China Southern Airlines Co., Ltd. Sponsored ADR.. 12,606 621,476 China State Construction International Holdings,
        Ltd............................................  1,074,000   1,671,886
  *   China Taiping Insurance Holdings Co., Ltd........  1,062,906   3,156,485
  #   China Telecom Corp., Ltd. ADR....................     56,720   3,158,170
      China Telecom Corp., Ltd. Class H................  3,302,000   1,846,599
      China Unicom Hong Kong, Ltd.(6263830)............  6,938,000   9,701,832
  #   China Unicom Hong Kong, Ltd.(2603496)............    586,018   8,256,994
  #   China Vanke Co., Ltd. Class H....................  1,674,200   3,981,478
      Chongqing Rural Commercial Bank Co., Ltd. Class H  3,318,000   2,377,054
  #   CITIC Securities Co., Ltd. Class H...............  1,083,500   2,975,395
      CITIC, Ltd.......................................  5,705,000  10,217,115
      CNOOC, Ltd.......................................  3,932,000   4,815,064
  #   CNOOC, Ltd. ADR..................................    127,716  15,664,367
      COSCO Pacific, Ltd...............................  1,749,502   2,292,305
      Country Garden Holdings Co., Ltd.................  9,725,686   3,798,822
      CRRC Corp, Ltd...................................  1,471,000   1,855,114
      CSPC Pharmaceutical Group, Ltd...................  1,466,000   1,345,745
  #*  CSSC Offshore and Marine Engineering Group Co.,
        Ltd. Class H...................................     96,000     271,820
  #   Dalian Port PDA Co., Ltd. Class H................    504,000     173,442
      Datang International Power Generation Co., Ltd.
        Class H........................................  2,586,000   1,117,227
  #   Dongfang Electric Corp., Ltd. Class H............    264,600     342,897
      Dongfeng Motor Group Co., Ltd. Class H...........  2,688,000   3,088,553
      ENN Energy Holdings, Ltd.........................    696,000   4,614,409
  #   Evergrande Real Estate Group, Ltd................ 10,542,000   6,964,787
  #   Fosun International, Ltd.........................    855,941   1,803,214
  #*  GCL-Poly Energy Holdings, Ltd....................  5,859,814   1,184,759
      Geely Automobile Holdings, Ltd...................  3,825,000   1,605,990
      Great Wall Motor Co., Ltd. Class H...............    947,500   3,136,718
      Guangdong Investment, Ltd........................  2,506,000   3,385,372
      Guangshen Railway Co., Ltd. Sponsored ADR........     27,717     659,110
      Guangzhou Automobile Group Co., Ltd. Class H.....  1,522,259   1,220,258
  #   Guangzhou Baiyunshan Pharmaceutical Holdings
        Co., Ltd. Class H..............................     98,000     269,289
  *   Guangzhou R&F Properties Co., Ltd................  1,809,600   1,814,157
      Haier Electronics Group Co., Ltd.................    814,000   1,919,049
  #   Haitong Securities Co., Ltd. Class H.............  1,664,800   3,029,356
  #*  Hanergy Thin Film Power Group, Ltd...............  5,416,000     733,563
      Hengan International Group Co., Ltd..............    593,000   6,609,557
      Huadian Power International Corp., Ltd. Class H..  1,260,000   1,275,926
      Huaneng Power International, Inc. Class H........    848,000   1,028,691
  #   Huaneng Power International, Inc. Sponsored ADR..     34,452   1,669,199
      Huishang Bank Corp., Ltd. Class H................  1,207,000     576,085

                                     1953

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 CHINA -- (Continued)
     Industrial & Commercial Bank of China, Ltd.
       Class H........................................ 65,988,185 $ 45,333,082
     Jiangsu Expressway Co., Ltd. Class H.............  1,106,000    1,385,544
     Jiangxi Copper Co., Ltd. Class H.................  1,369,000    1,846,111
     Kunlun Energy Co., Ltd...........................  4,980,000    4,746,018
     Lenovo Group, Ltd................................  5,541,278    5,998,706
     Longfor Properties Co., Ltd......................  1,862,000    2,649,183
 #*  Maanshan Iron & Steel Co., Ltd. Class H..........  1,406,000      329,508
     Metallurgical Corp. of China, Ltd. Class H.......  1,799,000      602,689
     New China Life Insurance Co., Ltd. Class H.......    325,700    1,397,755
     New World China Land, Ltd........................  2,452,000    1,516,662
     Nine Dragons Paper Holdings, Ltd.................     15,000       11,104
     People's Insurance Co. Group of China, Ltd.
       (The) Class H..................................  5,987,000    3,111,451
     PetroChina Co., Ltd. ADR.........................    125,562   12,354,045
     PetroChina Co., Ltd. Class H.....................  1,724,000    1,693,957
     PICC Property & Casualty Co., Ltd. Class H.......  3,166,132    6,546,951
     Ping An Insurance Group Co. of China, Ltd.
       Class H........................................  3,535,000   20,319,557
     Shandong Weigao Group Medical Polymer Co., Ltd.
       Class H........................................    988,000      663,331
 #   Shanghai Electric Group Co., Ltd. Class H........  1,082,000      669,374
     Shanghai Fosun Pharmaceutical Group Co., Ltd.
       Class H........................................    180,500      536,122
     Shanghai Industrial Holdings, Ltd................    515,274    1,518,451
     Shanghai Pharmaceuticals Holding Co., Ltd.
       Class H........................................    419,300      991,549
     Shenzhou International Group Holdings, Ltd.......    334,000    1,747,723
     Shimao Property Holdings, Ltd....................  2,875,371    5,156,226
     Sihuan Pharmaceutical Holdings Group, Ltd........  2,286,000      979,740
     Sino Biopharmaceutical, Ltd......................  2,392,000    2,772,784
     Sino-Ocean Land Holdings, Ltd....................  3,554,743    2,450,240
 #*  Sinopec Oilfield Service Corp. Class H...........    842,000      264,677
 *   Sinopec Shanghai Petrochemical Co., Ltd. Class H.  1,149,000      468,483
 *   Sinopec Shanghai Petrochemical Co., Ltd.
       Sponsored ADR..................................      9,818      397,020
     Sinopharm Group Co., Ltd. Class H................    985,200    3,788,844
     SOHO China, Ltd..................................  2,338,263    1,474,034
 #   Sun Art Retail Group, Ltd........................  2,780,000    2,116,218
     Tencent Holdings, Ltd............................  3,970,600   73,821,434
     Tingyi Cayman Islands Holding Corp...............  1,562,000    3,005,789
     Travelsky Technology, Ltd. Class H...............    365,000      441,700
 #   Tsingtao Brewery Co., Ltd. Class H...............    138,000      736,361
 #   Want Want China Holdings, Ltd....................  4,988,000    5,180,577
 #   Weichai Power Co., Ltd. Class H..................    704,400    1,058,497
     Xinjiang Goldwind Science & Technology Co., Ltd.
       Class H........................................    234,000      447,202
 #   Yanzhou Coal Mining Co., Ltd. Class H............    858,000      489,272
 #   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......    106,215      604,363
     Zhejiang Expressway Co., Ltd. Class H............  1,358,000    1,576,845
     Zhuzhou CSR Times Electric Co., Ltd. Class H.....    214,000    1,450,810
     Zijin Mining Group Co., Ltd. Class H.............  3,187,000      847,464
 #   Zoomlion Heavy Industry Science and Technology
       Co., Ltd.......................................  1,193,400      641,057
     ZTE Corp. Class H................................    469,485    1,042,669
                                                                  ------------
 TOTAL CHINA..........................................             659,616,096
                                                                  ------------
 COLOMBIA -- (0.5%)
     Almacenes Exito SA...............................    247,640    1,831,504
     Banco de Bogota SA...............................     35,006      729,535
     Bancolombia SA...................................    293,299    2,649,875
     Bancolombia SA Sponsored ADR.....................    136,185    5,256,741

                                     1954

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  COLOMBIA -- (Continued)
      Cementos Argos SA................................   427,348 $ 1,464,557
  *   Cemex Latam Holdings SA..........................   138,849     609,393
      Corp. Financiera Colombiana SA...................    51,792     679,770
      Ecopetrol SA..................................... 2,771,514   1,549,353
  #   Ecopetrol SA Sponsored ADR.......................   220,479   2,489,208
      Empresa de Energia de Bogota SA ESP.............. 1,327,987     770,048
      Grupo Argos SA...................................    25,995     157,053
  #   Grupo Aval Acciones y Valores SA ADR.............    78,792     681,551
      Grupo de Inversiones Suramericana SA.............   155,412   1,996,613
      Grupo Nutresa SA.................................   154,790   1,188,873
      Interconexion Electrica SA ESP...................   552,280   1,357,688
      Isagen SA ESP.................................... 1,196,598   1,217,372
                                                                  -----------
  TOTAL COLOMBIA.......................................            24,629,134
                                                                  -----------
  CZECH REPUBLIC -- (0.2%)
      CEZ A.S..........................................   256,338   6,209,670
      Komercni Banka A.S...............................    10,629   2,378,459
      Pegas Nonwovens SA...............................     1,067      35,338
      Philip Morris CR A.S.............................       689     299,212
  *   Unipetrol A.S....................................    14,750     111,842
                                                                  -----------
  TOTAL CZECH REPUBLIC.................................             9,034,521
                                                                  -----------
  EGYPT -- (0.1%)
      Commercial International Bank Egypt SAE GDR......   735,372   4,930,527
  *   Egyptian Financial Group-Hermes Holding Co. GDR..       774       2,693
  *   Global Telecom Holding SAE GDR...................   640,757   1,057,249
                                                                  -----------
  TOTAL EGYPT..........................................             5,990,469
                                                                  -----------
  GREECE -- (0.4%)
      Aegean Airlines SA...............................    38,061     247,081
  *   Alpha Bank AE.................................... 5,260,851   1,537,426
      Athens Water Supply & Sewage Co. SA (The)........    43,827     259,957
  *   Ellaktor SA......................................     7,610      13,933
  *   Eurobank Ergasias SA.............................    33,138       4,241
      FF Group.........................................    34,149     850,179
      Hellenic Petroleum SA............................   117,487     562,468
      Hellenic Telecommunications Organization SA......   340,319   2,822,327
      JUMBO SA.........................................   168,373   1,222,458
      Metka SA.........................................    13,411     106,649
      Motor Oil Hellas Corinth Refineries SA...........    96,253     874,070
  *   Mytilineos Holdings SA...........................    87,326     514,085
  *   National Bank of Greece SA....................... 1,922,840   2,025,959
      OPAP SA..........................................   278,698   2,210,461
  *   Piraeus Bank SA.................................. 2,067,592     750,945
  *   Public Power Corp. SA............................   144,358     659,285
      Titan Cement Co. SA..............................    64,108   1,439,290
                                                                  -----------
  TOTAL GREECE.........................................            16,100,814
                                                                  -----------
  HUNGARY -- (0.3%)
  *   Magyar Telekom Telecommunications P.L.C..........   773,065   1,119,605
      MOL Hungarian Oil & Gas P.L.C....................    55,833   2,941,146
      OTP Bank P.L.C...................................   218,678   4,481,459

                                     1955

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  HUNGARY -- (Continued)
      Richter Gedeon Nyrt..............................   213,864 $ 3,436,017
                                                                  -----------
  TOTAL HUNGARY........................................            11,978,227
                                                                  -----------
  INDIA -- (11.0%)
      ABB India, Ltd...................................    28,392     613,473
      ACC, Ltd.........................................    64,542   1,395,657
      Adani Enterprises, Ltd...........................   260,707     353,299
      Adani Ports & Special Economic Zone, Ltd.........   826,232   4,190,041
  *   Adani Power, Ltd................................. 1,206,988     515,401
  *   Adani Transmissions, Ltd.........................   260,707     112,223
      Aditya Birla Nuvo, Ltd...........................   108,317   3,693,962
      Ajanta Pharma, Ltd...............................    32,131     786,465
      Alembic Pharmaceuticals, Ltd.....................    15,209     169,775
      Alstom T&D India, Ltd............................    15,569     136,477
      Amara Raja Batteries, Ltd........................    56,290     772,635
      Ambuja Cements, Ltd..............................   884,027   3,212,068
      Apollo Hospitals Enterprise, Ltd.................    90,244   1,920,092
      Ashok Leyland, Ltd............................... 1,393,577   1,836,490
      Asian Paints, Ltd................................   421,532   5,802,613
      Aurobindo Pharma, Ltd............................   625,132   7,378,073
      Axis Bank, Ltd................................... 1,300,125  11,646,642
      Bajaj Auto, Ltd..................................   138,110   5,432,520
      Bajaj Finance, Ltd...............................     8,438     720,383
      Bajaj Finserv, Ltd...............................    47,379   1,363,525
      Bajaj Holdings & Investment, Ltd.................    49,279   1,124,068
      Bank of Baroda...................................   533,585   1,483,832
      Berger Paints India, Ltd.........................   136,076     460,954
      Bharat Electronics, Ltd..........................    17,301   1,071,434
      Bharat Forge, Ltd................................   231,225   4,134,450
      Bharat Heavy Electricals, Ltd.................... 1,256,028   5,445,971
      Bharat Petroleum Corp., Ltd......................   196,355   2,857,654
      Bharti Airtel, Ltd............................... 1,212,107   7,923,935
      Bhushan Steel, Ltd...............................    47,131      43,311
      Blue Dart Express, Ltd...........................     1,234     134,699
  *   Bosch, Ltd.......................................     9,420   3,657,414
      Britannia Industries, Ltd........................    26,712   1,314,109
      Cadila Healthcare, Ltd...........................    72,521   2,141,143
      Cairn India, Ltd.................................   655,103   1,764,666
      Canara Bank......................................   238,144   1,023,082
      Cipla, Ltd.......................................   320,659   3,543,887
      Colgate-Palmolive India, Ltd.....................    48,509   1,489,895
      Container Corp. Of India, Ltd....................    59,759   1,533,382
      CRISIL, Ltd......................................     5,987     190,399
      Cummins India, Ltd...............................    94,559   1,475,273
      Dabur India, Ltd.................................   643,992   2,951,901
      Divi's Laboratories, Ltd.........................    83,023   2,542,257
      DLF, Ltd......................................... 1,006,887   1,805,334
      Dr Reddy's Laboratories, Ltd.....................    53,243   3,400,448
  #   Dr Reddy's Laboratories, Ltd. ADR................   115,334   7,421,743
      Eicher Motors, Ltd...............................    18,291   5,445,682
      Emami, Ltd.......................................    81,964   1,667,822
  *   Essar Oil, Ltd...................................   269,475     810,969
      Exide Industries, Ltd............................   307,619     699,899

                                     1956

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      GAIL India, Ltd..................................   538,586 $ 2,980,155
      GAIL India, Ltd. GDR.............................    28,791     953,359
      Gillette India, Ltd..............................     1,209      97,452
      GlaxoSmithKline Consumer Healthcare, Ltd.........    10,763   1,057,383
      GlaxoSmithKline Pharmaceuticals, Ltd.............     7,199     397,430
      Glenmark Pharmaceuticals, Ltd....................   182,970   2,874,717
      Godrej Consumer Products, Ltd....................   146,493   3,136,435
      Godrej Industries, Ltd...........................    48,714     296,899
      Grasim Industries, Ltd...........................     6,300     364,877
      Havells India, Ltd...............................   355,094   1,542,039
      HCL Technologies, Ltd............................   753,186  11,752,427
      HDFC Bank, Ltd................................... 1,530,953  26,538,936
      Hero MotoCorp, Ltd...............................   182,965   7,664,888
      Hindalco Industries, Ltd......................... 1,549,771   2,538,580
      Hindustan Petroleum Corp., Ltd...................   133,640   1,926,628
      Hindustan Unilever, Ltd.......................... 1,042,998  15,000,621
      ICICI Bank, Ltd.................................. 1,533,500   7,218,688
      ICICI Bank, Ltd. Sponsored ADR................... 1,043,395  10,506,988
      Idea Cellular, Ltd............................... 1,795,159   4,847,723
      IDFC, Ltd........................................   601,656   1,404,322
      Indiabulls Housing Finance, Ltd..................   211,382   2,436,487
      Indian Oil Corp., Ltd............................   204,693   1,387,199
      IndusInd Bank, Ltd...............................   233,807   3,552,632
      Infosys, Ltd..................................... 1,172,387  19,746,636
      Infosys, Ltd. Sponsored ADR......................   847,888  14,337,786
      ITC, Ltd......................................... 3,110,098  15,788,596
      JSW Energy, Ltd..................................   580,611     760,965
      JSW Steel, Ltd...................................   236,513   3,062,161
      KAYA, Ltd........................................     2,327      56,144
      Kotak Mahindra Bank, Ltd.........................   494,765   5,367,970
      Larsen & Toubro, Ltd.............................   313,137   8,736,564
      LIC Housing Finance, Ltd.........................   546,642   4,250,128
      Lupin, Ltd.......................................   263,002   6,965,991
      Mahindra & Mahindra Financial Services, Ltd......   262,169   1,054,980
      Mahindra & Mahindra, Ltd.........................   623,090  13,187,654
      Marico, Ltd......................................   261,991   1,789,748
      Maruti Suzuki India, Ltd.........................    82,439   5,564,556
      Motherson Sumi Systems, Ltd.()...................   177,527     962,001
      Motherson Sumi Systems, Ltd.(6743990)............   355,054   1,920,658
      MRF, Ltd.........................................     1,542     983,373
      National Aluminium Co., Ltd......................   389,816     215,377
      Nestle India, Ltd................................    32,927   3,259,554
      NHPC, Ltd........................................ 1,934,803     571,472
      NTPC, Ltd........................................ 1,659,489   3,506,148
      Oil & Natural Gas Corp., Ltd.....................   989,305   4,204,171
      Oil India, Ltd...................................   191,867   1,295,293
      Oracle Financial Services Software, Ltd..........    28,409   1,788,666
      Page Industries, Ltd.............................     5,448   1,170,859
      Petronet LNG, Ltd................................   234,560     704,141
      Pidilite Industries, Ltd.........................   174,313   1,515,008
      Piramal Enterprises, Ltd.........................    59,322     847,367
      Power Finance Corp., Ltd.........................   273,351   1,048,624
      Power Grid Corp. of India, Ltd...................   896,116   1,980,130

                                     1957

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDIA -- (Continued)
     Procter & Gamble Hygiene & Health Care, Ltd......      8,977 $    888,481
 *   Reliance Communications, Ltd.....................  1,590,244    1,744,130
     Reliance Industries, Ltd.........................  1,505,877   23,504,290
     Reliance Infrastructure, Ltd.....................    122,220      786,575
 *   Reliance Power, Ltd..............................    807,301      534,898
     Rural Electrification Corp., Ltd.................    322,724    1,363,236
     Shree Cement, Ltd................................     10,489    1,879,864
     Shriram Transport Finance Co., Ltd...............    242,438    3,387,675
     Siemens, Ltd.....................................    100,767    2,287,521
     State Bank of India..............................  1,762,546    7,394,604
     Sun Pharmaceutical Industries, Ltd...............  1,065,601   13,643,492
     Sun TV Network, Ltd..............................    120,543      632,016
     Tata Consultancy Services, Ltd...................    649,267   25,410,583
 *   Tata Motors, Ltd.................................    764,721    4,575,764
     Tata Motors, Ltd. Sponsored ADR..................     84,855    2,516,799
     Tata Power Co., Ltd..............................  1,771,663    1,889,553
     Tata Steel, Ltd..................................    683,642    2,622,331
     Tech Mahindra, Ltd...............................    908,221    7,489,997
     Titan Co., Ltd...................................    207,778    1,048,273
     Torrent Pharmaceuticals, Ltd.....................     74,028    1,657,545
     Ultratech Cement, Ltd............................     48,471    2,377,947
     United Breweries, Ltd............................     87,496    1,439,172
 *   United Spirits, Ltd..............................     51,989    3,008,690
     UPL, Ltd.........................................    715,795    5,966,566
     Vedanta Ltd......................................  3,139,759    6,350,740
     Vedanta, Ltd. ADR................................     42,052      338,519
     Wipro, Ltd.......................................    672,758    5,992,909
     Wockhardt, Ltd...................................     31,394      769,458
     Yes Bank, Ltd....................................    482,628    6,235,551
     Zee Entertainment Enterprises, Ltd...............    669,182    4,170,999
                                                                  ------------
 TOTAL INDIA..........................................             500,639,191
                                                                  ------------
 INDONESIA -- (2.9%)
     Ace Hardware Indonesia Tbk PT....................  9,457,000      446,998
     Adaro Energy Tbk PT.............................. 35,900,500    1,565,047
     AKR Corporindo Tbk PT............................  2,169,800      921,689
     Astra Agro Lestari Tbk PT........................  1,099,000    1,629,999
     Astra International Tbk PT....................... 23,646,410   11,611,615
     Bank Central Asia Tbk PT......................... 14,569,500   14,102,707
     Bank Danamon Indonesia Tbk PT....................  5,558,979    1,725,801
     Bank Mandiri Persero Tbk PT...................... 11,516,617    8,085,513
     Bank Negara Indonesia Persero Tbk PT............. 14,175,022    4,982,091
 *   Bank Pan Indonesia Tbk PT........................  7,175,000      564,184
     Bank Rakyat Indonesia Persero Tbk PT............. 15,572,800   11,504,751
 *   Bank Tabungan Pensiunan Nasional Tbk PT..........    768,500      178,915
 *   Bayan Resources Tbk PT...........................     79,500       47,692
     Bumi Serpong Damai Tbk PT........................ 14,329,400    1,893,311
     Charoen Pokphand Indonesia Tbk PT................ 10,181,100    1,905,618
     Ciputra Development Tbk PT....................... 14,931,200    1,157,919
 *   Garuda Indonesia Persero Tbk PT..................  6,610,300      213,397
     Global Mediacom Tbk PT........................... 15,803,900    1,452,792
     Gudang Garam Tbk PT..............................    542,300    1,983,139
     Holcim Indonesia Tbk PT..........................  2,400,600      251,954

                                     1958

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDONESIA -- (Continued)
     Indo Tambangraya Megah Tbk PT....................    805,400 $    577,466
     Indocement Tunggal Prakarsa Tbk PT...............  1,842,300    2,723,172
     Indofood CBP Sukses Makmur Tbk PT................  1,266,100    1,151,286
     Indofood Sukses Makmur Tbk PT....................  9,876,500    4,450,449
 *   Indosat Tbk PT...................................  1,720,800      546,925
     Japfa Comfeed Indonesia Tbk PT...................  2,289,400       74,402
     Jasa Marga Persero Tbk PT........................  3,150,700    1,333,403
     Kalbe Farma Tbk PT............................... 26,931,600    3,470,896
     Lippo Karawaci Tbk PT............................ 36,532,900    3,117,277
     Matahari Putra Prima Tbk PT......................  2,472,300      529,738
     Mayora Indah Tbk PT..............................    862,133    1,770,446
     Media Nusantara Citra Tbk PT..................... 10,876,900    1,643,023
     MNC Investama Tbk PT............................. 12,222,500      258,298
 *   MNC Sky Vision Tbk PT............................    173,100       17,930
     Pakuwon Jati Tbk PT.............................. 47,880,900    1,467,311
 *   Panasia Indo Resources Tbk PT....................     75,100        2,915
     Pembangunan Perumahan Persero Tbk PT.............  2,790,800      804,210
     Perusahaan Gas Negara Persero Tbk PT............. 11,886,300    3,511,298
     Perusahaan Perkebunan London Sumatra Indonesia
       Tbk PT.........................................  5,154,700      515,574
     Sawit Sumbermas Sarana Tbk PT....................  4,401,900      639,187
     Semen Indonesia Persero Tbk PT...................  6,323,700    4,718,255
     Sinar Mas Agro Resources & Technology Tbk PT.....  1,116,500      373,020
     Sumber Alfaria Trijaya Tbk PT....................    255,200       11,232
     Summarecon Agung Tbk PT.......................... 16,512,900    2,121,522
     Surya Citra Media Tbk PT.........................  7,918,800    1,726,167
     Tambang Batubara Bukit Asam Persero Tbk PT.......  1,973,800      874,885
     Telekomunikasi Indonesia Persero Tbk PT.......... 39,175,700    8,501,958
     Telekomunikasi Indonesia Persero Tbk PT
       Sponsored ADR..................................     75,015    3,226,395
     Tower Bersama Infrastructure Tbk PT..............  2,577,300    1,596,040
 *   Trada Maritime Tbk PT............................  1,271,100        4,698
     Unilever Indonesia Tbk PT........................  1,968,900    5,822,140
     United Tractors Tbk PT...........................  3,832,796    5,717,267
     Vale Indonesia Tbk PT............................  6,571,300      949,834
     Waskita Karya Persero Tbk PT.....................  6,544,379      857,011
     Wijaya Karya Persero Tbk PT......................  4,286,500      840,094
 *   XL Axiata Tbk PT.................................  7,398,400    1,619,563
                                                                  ------------
 TOTAL INDONESIA......................................             133,790,419
                                                                  ------------
 MALAYSIA -- (4.2%)
     Aeon Co. M Bhd...................................    967,000      705,454
 #   Affin Holdings Bhd...............................  1,192,000      789,392
     AirAsia BHD......................................  2,414,500      858,616
 #   Alliance Financial Group Bhd.....................  2,238,000    2,480,847
     AMMB Holdings Bhd................................  4,428,959    6,469,656
 #   Astro Malaysia Holdings Bhd......................  2,226,700    1,787,790
 #   Axiata Group Bhd.................................  3,491,943    5,811,814
     Batu Kawan Bhd...................................     92,000      438,604
     Berjaya Land Bhd.................................     95,000       17,518
     Berjaya Sports Toto Bhd..........................    872,176      759,363
 #   BIMB Holdings Bhd................................  1,089,755    1,176,948
     Boustead Holdings Bhd............................    476,786      503,232
     British American Tobacco Malaysia Bhd............    168,600    2,982,941
 #*  Bumi Armada Bhd..................................  3,800,200    1,099,272

                                     1959

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  MALAYSIA -- (Continued)
  #   Bursa Malaysia Bhd...............................   394,500 $   833,323
      Cahya Mata Sarawak Bhd...........................   669,400   1,019,463
      Carlsberg Brewery Malaysia Bhd Class B...........   100,900     329,916
  #   CIMB Group Holdings Bhd.......................... 5,785,413   8,134,947
  #   Dialog Group Bhd................................. 3,268,618   1,373,767
  #   DiGi.Com Bhd..................................... 4,712,520   6,655,004
      DRB-Hicom Bhd.................................... 1,124,200     417,398
      Fraser & Neave Holdings Bhd......................    88,000     419,288
  #   Gamuda Bhd....................................... 1,937,700   2,443,588
  #   Genting Bhd...................................... 2,401,200   5,106,267
  #   Genting Malaysia Bhd............................. 3,855,800   4,305,514
  #   Genting Plantations Bhd..........................   317,000     860,751
      Guinness Anchor Bhd..............................   175,200     650,403
  #   HAP Seng Consolidated Bhd........................ 1,099,200   1,549,088
      Hartalega Holdings Bhd...........................   456,900   1,032,865
  #   Hong Leong Bank Bhd..............................   864,460   3,067,546
  #   Hong Leong Financial Group Bhd...................   608,529   2,521,208
  #   IHH Healthcare Bhd............................... 2,224,000   3,496,537
  #   IJM Corp. Bhd.................................... 3,610,681   6,429,566
  #   IOI Corp. Bhd.................................... 4,143,905   4,593,554
  #   IOI Properties Group Bhd......................... 2,090,943   1,044,375
      KPJ Healthcare Bhd...............................     9,850      11,074
  #   Kuala Lumpur Kepong Bhd..........................   562,800   3,237,074
  #   Kulim Malaysia Bhd...............................   548,200     358,183
  #   Lafarge Malaysia Bhd.............................   608,380   1,503,782
      LPI Capital Bhd..................................    25,950      96,711
      Magnum Bhd.......................................   486,300     343,066
  #   Malayan Banking Bhd.............................. 5,194,613  12,487,956
  #   Malaysia Airports Holdings Bhd................... 1,183,341   1,834,489
  #   Maxis Bhd........................................ 2,528,600   4,408,369
  #   MISC Bhd......................................... 1,779,698   3,628,534
  #   MMC Corp. Bhd.................................... 1,678,200     961,671
      Nestle Malaysia Bhd..............................   140,800   2,650,132
      Oriental Holdings Bhd............................    39,700      76,306
  *   Parkson Holdings Bhd.............................    28,423       9,979
      Petronas Chemicals Group Bhd..................... 3,412,000   5,717,354
      Petronas Dagangan Bhd............................   358,200   1,974,297
  #   Petronas Gas Bhd.................................   781,500   4,501,870
  #   PPB Group Bhd....................................   865,800   3,497,534
      Press Metal Bhd..................................   126,700      81,431
  #   Public Bank Bhd.................................. 3,110,414  15,451,005
  #   QL Resources Bhd.................................   630,900     697,139
  #   RHB Capital Bhd.................................. 1,184,279   2,302,464
  #   Sapurakencana Petroleum Bhd...................... 7,272,400   4,648,396
  *   Shell Refining Co. Federation of Malaya Bhd......    39,100      50,964
  #   Sime Darby Bhd................................... 3,198,729   7,295,932
      SP Setia Bhd Group...............................   730,752     582,767
      Sunway Bhd....................................... 1,824,000   1,654,362
  #*  Sunway Construction Group Bhd....................   182,400      56,277
  #   Telekom Malaysia Bhd............................. 1,224,964   2,098,303
      Tenaga Nasional Bhd.............................. 3,776,650  12,039,409
      UEM Sunrise Bhd.................................. 2,331,937     593,680
  #   UMW Holdings Bhd................................. 1,460,666   3,820,269

                                     1960

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 MALAYSIA -- (Continued)
 #   UMW Oil & Gas Corp. Bhd..........................     30,400 $     10,957
     United Plantations Bhd...........................     61,000      439,001
 #   Westports Holdings Bhd...........................  1,114,900    1,167,200
 #   YTL Corp. Bhd.................................... 14,551,886    6,011,723
 #   YTL Power International Bhd......................  2,815,147    1,155,735
                                                                  ------------
 TOTAL MALAYSIA.......................................             189,621,210
                                                                  ------------
 MEXICO -- (5.4%)
     Alfa S.A.B. de C.V. Class A......................  6,233,630   12,384,080
     America Movil S.A.B. de C.V. Series L............ 43,269,797   42,081,472
     America Movil S.A.B. de C.V. Series L ADR........     22,528      436,593
     Arca Continental S.A.B. de C.V...................    758,321    4,554,397
 *   Cemex S.A.B. de C.V..............................  7,694,464    6,561,486
 *   Cemex S.A.B. de C.V. Sponsored ADR...............  1,626,890   13,828,562
     Coca-Cola Femsa S.A.B. de C.V. Series L..........    358,022    2,706,413
     Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....     19,866    1,500,876
     Controladora Comercial Mexicana S.A.B. de C.V....    758,975    2,228,996
 *   Corp. Interamericana de Entretenimiento S.A.B.
       de C.V. Class B................................      8,726        6,707
     El Puerto de Liverpool S.A.B. de C.V.............    181,160    2,124,336
 #   Fomento Economico Mexicano S.A.B. de C.V.........  1,793,669   16,275,215
     Fomento Economico Mexicano S.A.B. de C.V.
       Sponsored ADR..................................     26,477    2,399,875
     Gruma S.A.B. de C.V. Class B.....................    390,881    5,113,900
     Gruma S.A.B. de C.V. Sponsored ADR...............      1,694       88,545
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       ADR............................................     13,041    1,028,674
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       Class B........................................    320,328    2,527,833
     Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR............................................     31,732    4,747,425
 *   Grupo Bimbo S.A.B. de C.V. Series A..............  1,925,343    5,159,740
     Grupo Carso S.A.B. de C.V. Series A1.............    812,665    3,687,444
 #   Grupo Comercial Chedraui SA de C.V...............    214,875      595,982
     Grupo Elektra S.A.B. de C.V......................     47,183    1,020,529
     Grupo Financiero Banorte S.A.B. de C.V...........  3,916,166   20,688,537
     Grupo Financiero Inbursa S.A.B. de C.V...........  2,813,515    6,373,517
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B........................................  3,265,943    5,829,544
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B ADR....................................     84,444      755,774
     Grupo Mexico S.A.B. de C.V. Series B.............  4,954,889   13,533,881
 *   Grupo Qumma SA de C.V. Series B..................      1,591           --
     Grupo Televisa S.A.B. Series CPO.................  2,706,263   18,851,883
     Grupo Televisa S.A.B. Sponsored ADR..............    127,100    4,430,706
 #*  Impulsora del Desarrollo y El Empleo en America
       Latina S.A.B. de C.V...........................  2,362,916    4,590,180
 #   Industrias Penoles S.A.B. de C.V.................    196,023    2,987,214
 #   Infraestructura Energetica Nova S.A.B. de C.V....    375,197    1,825,629
     Kimberly-Clark de Mexico S.A.B. de C.V. Class A..  2,224,203    5,164,154
     Megacable Holdings S.A.B. de C.V.................     49,957      202,525
     Mexichem S.A.B. de C.V...........................  2,326,981    6,816,664
 #*  Minera Frisco S.A.B. de C.V......................    783,633      464,952
 *   OHL Mexico S.A.B. de C.V.........................  1,084,079    1,774,896
     Organizacion Soriana S.A.B. de C.V. Class B......  1,103,275    2,197,991
 *   Promotora y Operadora de Infraestructura S.A.B.
       de C.V.........................................    299,137    3,431,280
 *   Savia SA Class A.................................    120,000           --

                                     1961

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 MEXICO -- (Continued)
     Wal-Mart de Mexico S.A.B. de C.V.................  6,675,791 $ 16,183,485
                                                                  ------------
 TOTAL MEXICO.........................................             247,161,892
                                                                  ------------
 PERU -- (0.2%)
     Cementos Pacasmayo SAA ADR.......................      6,659       52,539
     Cia de Minas Buenaventura SAA ADR................    139,674      994,479
     Credicorp, Ltd...................................     74,731    9,857,019
     Grana y Montero SAA Sponsored ADR................     62,484      368,656
                                                                  ------------
 TOTAL PERU...........................................              11,272,693
                                                                  ------------
 PHILIPPINES -- (1.8%)
     Aboitiz Equity Ventures, Inc.....................  2,172,260    2,778,847
     Aboitiz Power Corp...............................  2,400,200    2,292,719
     Alliance Global Group, Inc.......................  6,494,500    3,207,833
     Ayala Corp.......................................    233,717    3,986,568
     Ayala Land, Inc..................................  7,849,318    6,414,033
     Bank of the Philippine Islands...................  1,416,923    2,940,569
     BDO Unibank, Inc.................................  2,393,171    5,256,768
     DMCI Holdings, Inc...............................  8,925,300    2,321,637
     Emperador, Inc...................................    579,700      111,619
     Energy Development Corp.......................... 23,796,000    3,727,817
     First Gen Corp...................................     49,300       27,873
 *   Fwbc Holdings, Inc...............................  2,006,957           --
     Globe Telecom, Inc...............................     49,940    2,817,342
     GT Capital Holdings, Inc.........................     45,340    1,388,475
     International Container Terminal Services, Inc...    840,480    2,018,522
     JG Summit Holdings, Inc..........................  1,226,170    1,941,769
     Jollibee Foods Corp..............................    560,480    2,327,359
     LT Group, Inc....................................  2,287,900      742,968
     Manila Electric Co...............................    256,520    1,675,782
     Megaworld Corp................................... 23,088,800    2,391,830
     Metro Pacific Investments Corp................... 22,662,600    2,403,487
     Metropolitan Bank & Trust Co.....................    856,505    1,653,506
     Petron Corp......................................    490,283      107,146
     Philippine Long Distance Telephone Co............     90,610    5,741,901
     Philippine Long Distance Telephone Co. Sponsored
       ADR............................................     50,043    3,220,267
 *   Philippine National Bank.........................    435,098      603,986
     Puregold Price Club, Inc.........................  1,246,700    1,008,790
     Robinsons Land Corp..............................  3,298,700    2,029,895
     Robinsons Retail Holdings, Inc...................    133,100      219,592
     San Miguel Corp..................................    876,170    1,078,206
     Semirara Mining and Power Corp...................    461,850    1,206,416
     SM Investments Corp..............................    180,142    3,518,145
     SM Prime Holdings, Inc...........................  8,586,810    4,023,856
 *   Top Frontier Investment Holdings, Inc............     42,789       74,607
     Travellers International Hotel Group, Inc........     75,600        8,811
     Universal Robina Corp............................  1,237,160    5,177,314
                                                                  ------------
 TOTAL PHILIPPINES....................................              80,446,255
                                                                  ------------
 POLAND -- (1.7%)
 *   Alior Bank SA....................................     57,482    1,318,695
     Asseco Poland SA.................................      8,070      123,223

                                     1962

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  POLAND -- (Continued)
      Bank Handlowy w Warszawie SA.....................    40,721 $ 1,001,178
  *   Bank Millennium SA...............................   685,734   1,118,830
      Bank Pekao SA....................................   106,483   4,492,266
  *   Bank Zachodni WBK SA.............................    41,334   3,295,963
  #   CCC SA...........................................    25,137   1,285,301
  *   Cyfrowy Polsat SA................................   213,030   1,303,997
  #   Enea SA..........................................   310,769   1,214,535
      Energa SA........................................   108,844     587,175
      Eurocash SA......................................   112,176   1,289,321
  *   Getin Noble Bank SA..............................   826,711     264,856
  *   Grupa Azoty SA...................................    63,912   1,438,454
  *   Grupa Lotos SA...................................   137,497   1,149,440
      Grupa Zywiec SA..................................     6,000     566,079
      ING Bank Slaski SA...............................    35,012   1,163,438
      KGHM Polska Miedz SA.............................   408,675  10,270,160
  #   LPP SA...........................................       987   2,015,419
  #*  mBank SA.........................................    18,307   1,834,830
      Orange Polska SA.................................   952,055   2,051,616
      PGE Polska Grupa Energetyczna SA................. 1,548,510   7,274,981
      Polski Koncern Naftowy Orlen SA..................   499,304  10,069,563
      Polskie Gornictwo Naftowe i Gazownictwo SA....... 1,798,599   2,997,376
      Powszechna Kasa Oszczednosci Bank Polski SA...... 1,006,833   7,795,754
      Powszechny Zaklad Ubezpieczen SA.................    69,701   7,964,954
      Synthos SA.......................................   712,436     890,161
      Tauron Polska Energia SA......................... 2,120,002   2,130,247
      TVN SA...........................................   165,282     869,748
                                                                  -----------
  TOTAL POLAND.........................................            77,777,560
                                                                  -----------
  RUSSIA -- (2.0%)
      Eurasia Drilling Co., Ltd. GDR...................   115,795   1,806,962
      Gazprom PAO Sponsored ADR........................ 5,965,736  27,425,843
  *   Globaltrans Investment P.L.C.....................    28,394     102,076
      Lukoil PJSC Sponsored ADR........................   266,454  10,972,190
      Magnitogorsk Iron & Steel Works OJSC GDR.........   165,641     671,697
  *   Mail.ru Group, Ltd. GDR..........................    33,540     627,861
      MegaFon PJSC GDR.................................    33,477     414,253
      MMC Norilsk Nickel PJSC ADR......................   364,099   5,617,178
      Novolipetsk Steel OJSC GDR.......................    92,776   1,218,112
      O'Key Group SA GDR...............................    28,418      76,302
      Phosagro OAO GDR.................................    51,527     699,497
      Rosneft OAO GDR..................................   732,210   2,809,414
      Rostelecom PJSC Sponsored ADR....................    67,633     557,549
      RusHydro JSC ADR................................. 1,421,369   1,266,177
      Sberbank of Russia Sponsored ADR................. 2,878,991  14,164,425
      Severstal PAO GDR................................   216,701   2,440,938
      Tatneft OAO Sponsored ADR........................   266,980   7,817,205
      TMK OAO GDR......................................    29,680     115,064
      Uralkali PJSC GDR................................    96,257   1,270,855
      VimpelCom, Ltd...................................   561,643   3,246,296
      VTB Bank JSC GDR................................. 2,093,133   4,917,100

                                     1963

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  RUSSIA -- (Continued)
  *   X5 Retail Group NV GDR...........................    79,227 $ 1,413,373
                                                                  -----------
  TOTAL RUSSIA.........................................            89,650,367
                                                                  -----------
  SOUTH AFRICA -- (8.4%)
  #*  African Bank Investments, Ltd....................   709,671       3,259
      African Rainbow Minerals, Ltd....................     9,294      51,057
  *   Anglo American Platinum, Ltd.....................    84,005   1,748,059
  *   AngloGold Ashanti, Ltd. Sponsored ADR............ 1,406,360   8,606,923
      Aspen Pharmacare Holdings, Ltd...................   461,906  13,525,866
      AVI, Ltd.........................................   247,747   1,561,594
  #   Barclays Africa Group, Ltd.......................   709,049  10,424,016
      Barloworld, Ltd..................................   159,445   1,131,216
      Bidvest Group, Ltd. (The)........................   600,294  14,576,660
      Capitec Bank Holdings, Ltd.......................    71,860   2,646,137
      Coronation Fund Managers, Ltd....................   291,608   1,783,713
      Discovery, Ltd...................................   622,566   6,670,703
      Distell Group, Ltd...............................    46,073     621,772
  #   Exxaro Resources, Ltd............................   201,416   1,189,811
      FirstRand, Ltd................................... 4,433,103  19,151,215
      Foschini Group, Ltd. (The).......................   344,696   3,916,586
      Gold Fields, Ltd. Sponsored ADR.................. 2,067,140   5,705,306
  *   Impala Platinum Holdings, Ltd....................   729,925   2,619,813
      Imperial Holdings, Ltd...........................   473,416   6,353,962
      Investec, Ltd....................................   569,417   5,156,434
  #   Kumba Iron Ore, Ltd..............................   105,932     906,247
      Liberty Holdings, Ltd............................   408,699   4,590,160
      Life Healthcare Group Holdings, Ltd.............. 1,943,306   5,734,005
      Massmart Holdings, Ltd...........................   160,469   1,699,918
      Mediclinic International, Ltd....................   662,909   5,898,113
      MMI Holdings, Ltd................................ 2,455,042   5,712,419
      Mondi, Ltd.......................................   243,323   5,822,478
      Mr Price Group, Ltd..............................   338,890   6,748,924
      MTN Group, Ltd................................... 2,409,064  40,107,917
      Nampak, Ltd......................................   904,286   2,276,376
      Naspers, Ltd. Class N............................   356,902  49,739,029
  #   Nedbank Group, Ltd...............................   453,574   9,028,146
      Netcare, Ltd..................................... 2,226,268   7,093,911
      Pick n Pay Stores, Ltd...........................   272,605   1,274,712
      Pioneer Foods, Ltd...............................   165,325   2,587,197
      PSG Group, Ltd...................................   111,066   1,753,029
      Sanlam, Ltd...................................... 2,770,690  14,637,691
      Santam, Ltd......................................    27,273     461,475
      Sasol, Ltd.......................................   130,693   4,511,637
      Sasol, Ltd. Sponsored ADR........................   671,725  23,161,078
      Shoprite Holdings, Ltd...........................   833,614  11,062,124
      Spar Group, Ltd. (The)...........................    97,855   1,530,207
      Standard Bank Group, Ltd......................... 1,661,327  19,951,111
  #   Steinhoff International Holdings, Ltd............ 3,065,957  18,536,921
      Telkom SA SOC, Ltd...............................   638,762   3,103,370
      Tiger Brands, Ltd................................   261,895   5,887,001
      Truworths International, Ltd.....................   871,835   5,891,883
      Tsogo Sun Holdings, Ltd..........................   311,671     587,913
      Vodacom Group, Ltd...............................   501,416   5,797,070

                                     1964

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH AFRICA -- (Continued)
      Woolworths Holdings, Ltd......................... 1,191,310 $  9,331,393
                                                                  ------------
  TOTAL SOUTH AFRICA...................................            382,867,557
                                                                  ------------
  SOUTH KOREA -- (14.3%)
      Amorepacific Corp................................    37,250   13,132,054
      AMOREPACIFIC Group...............................    32,358    5,398,625
      BNK Financial Group, Inc.........................   449,553    5,284,616
  #*  Celltrion, Inc...................................    63,129    4,183,379
  #*  Cheil Worldwide, Inc.............................    87,060    1,425,624
  #   CJ CGV Co., Ltd..................................    16,235    1,626,472
      CJ CheilJedang Corp..............................    16,081    5,658,918
      CJ Corp..........................................    29,629    7,759,148
  *   CJ E&M Corp......................................    24,136    1,528,992
  *   CJ Korea Express Co., Ltd........................     6,359      934,837
      CJ O Shopping Co., Ltd...........................       821      142,549
  #*  Com2uSCorp.......................................     7,996      851,385
      Cosmax, Inc......................................     6,294    1,092,529
      Coway Co., Ltd...................................    68,895    5,751,469
      Daelim Industrial Co., Ltd.......................    45,506    2,899,235
  #*  Daewoo Engineering & Construction Co., Ltd.......   133,508      788,350
  #   Daewoo International Corp........................    57,767    1,022,044
      Daewoo Securities Co., Ltd.......................   303,432    3,768,821
  #   Daewoo Shipbuilding & Marine Engineering Co.,
      Ltd..............................................   165,407      983,198
      DGB Financial Group, Inc.........................   237,816    2,281,857
      Dongbu Insurance Co., Ltd........................   103,732    4,931,202
      Dongsuh Cos Inc..................................    21,475      763,907
      Dongwon F&B Co., Ltd.............................       418      165,335
  #   Dongwon Systems Corp.............................     1,654      162,615
  #   Doosan Corp......................................    23,998    2,102,727
  #   Doosan Heavy Industries & Construction Co., Ltd..   115,996    1,990,603
  #*  Doosan Infracore Co., Ltd........................   266,467    1,734,666
      E-Mart Co., Ltd..................................    26,314    5,378,448
  #   Grand Korea Leisure Co., Ltd.....................    34,247      879,914
      Green Cross Corp.................................     3,237      608,695
      Green Cross Holdings Corp........................    16,365      574,884
  #*  GS Engineering & Construction Corp...............    78,050    1,746,207
      GS Holdings Corp.................................    82,906    3,229,420
  #   GS retail Co., Ltd...............................    20,207      902,654
      Halla Holdings Corp..............................     8,573      378,076
      Halla Visteon Climate Control Corp...............    35,000    1,086,987
      Hana Financial Group, Inc........................   480,088   11,978,877
      Hana Tour Service, Inc...........................     8,480    1,261,192
  #   Hanjin Kal Corp..................................    14,767      358,051
  #*  Hanjin Shipping Co., Ltd.........................    41,739      180,261
  #   Hankook Tire Co., Ltd............................   168,570    5,852,703
  *   Hanmi Pharm Co., Ltd.............................     2,986    1,027,106
  #*  Hanmi Science Co., Ltd...........................     6,773      756,382
      Hansae Co., Ltd..................................    12,920      574,967
      Hanssem Co., Ltd.................................    12,013    3,054,380
  #   Hanwha Chemical Corp.............................   160,888    2,845,084
  #   Hanwha Corp......................................    84,014    3,414,835
      Hanwha Life Insurance Co., Ltd...................   429,185    3,056,661
  *   Hanwha Techwin Co., Ltd..........................    38,062    1,239,395

                                     1965

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
   #   Hite Jinro Co., Ltd..............................  33,704 $   645,496
   #   Hotel Shilla Co., Ltd............................  34,638   3,725,251
       Hyosung Corp.....................................  58,732   7,165,872
       Hyundai Department Store Co., Ltd................  23,924   3,021,451
       Hyundai Development Co...........................  57,555   3,460,569
   #*  Hyundai Elevator Co., Ltd........................  10,664     724,316
       Hyundai Engineering & Construction Co., Ltd...... 122,253   3,595,992
       Hyundai Glovis Co., Ltd..........................  20,993   3,504,997
       Hyundai Greenfood Co., Ltd.......................  44,457     917,935
   #*  Hyundai Heavy Industries Co., Ltd................  67,552   5,603,208
       Hyundai Marine & Fire Insurance Co., Ltd......... 152,900   4,150,710
       Hyundai Mobis Co., Ltd...........................  57,294  10,452,514
       Hyundai Motor Co................................. 175,016  22,295,311
   #*  Hyundai Rotem Co., Ltd...........................  26,341     395,268
       Hyundai Securities Co., Ltd...................... 214,176   1,572,758
       Hyundai Steel Co................................. 142,118   7,094,596
   #   Hyundai Wia Corp.................................  25,664   2,352,799
       Industrial Bank of Korea......................... 495,480   5,863,701
       IS Dongseo Co., Ltd..............................  11,743     826,020
       Kangwon Land, Inc................................  93,708   3,422,781
       KB Financial Group, Inc.......................... 320,980  10,084,524
       KB Financial Group, Inc. ADR..................... 105,114   3,310,040
       KB Insurance Co., Ltd............................  53,769   1,295,799
   #   KCC Corp.........................................   7,217   3,016,968
   #   KEPCO Engineering & Construction Co., Inc........   8,507     204,915
       KEPCO Plant Service & Engineering Co., Ltd.......  27,560   2,768,762
       Kia Motors Corp.................................. 291,614  10,938,789
   #   Kolon Industries, Inc............................  11,973     558,592
       Korea Aerospace Industries, Ltd..................  38,065   3,183,428
       Korea Electric Power Corp........................ 220,479   9,533,274
       Korea Electric Power Corp. Sponsored ADR.........  71,817   1,547,656
       Korea Gas Corp...................................  39,393   1,423,042
       Korea Investment Holdings Co., Ltd...............  55,573   2,964,711
   #   Korea Kolmar Co., Ltd............................  17,009   1,489,085
       Korea Zinc Co., Ltd..............................   6,491   2,742,536
   *   Korean Air Lines Co., Ltd........................  62,211   1,866,408
   *   KT Corp..........................................  68,477   1,789,243
   #*  KT Corp. Sponsored ADR........................... 112,055   1,464,559
       KT&G Corp........................................ 131,053  12,346,623
   #   Kumho Petrochemical Co., Ltd.....................  17,388     901,057
   #*  Kwangju Bank.....................................  26,713     173,484
       LG Chem, Ltd.....................................  41,392   8,849,765
       LG Corp.......................................... 129,215   6,414,598
       LG Display Co., Ltd.............................. 363,272   6,866,496
       LG Display Co., Ltd. ADR......................... 674,074   6,450,888
   #   LG Electronics, Inc.............................. 347,285  12,041,396
   #   LG Household & Health Care, Ltd..................  11,640   8,523,739
   #   LG Innotek Co., Ltd..............................  28,981   2,030,313
       LG International Corp............................   1,958      48,320
       LG Uplus Corp.................................... 539,707   5,331,248
       Loen Entertainment, Inc..........................   4,371     334,171
       Lotte Chemical Corp..............................  13,829   3,079,618
       Lotte Chilsung Beverage Co., Ltd.................     626   1,209,971

                                     1966

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
       Lotte Confectionery Co., Ltd.....................     362 $   605,244
       LOTTE Himart Co., Ltd............................   2,799     153,348
       Lotte Shopping Co., Ltd..........................  17,857   3,848,268
   #   LS Corp..........................................  21,498     721,886
       LS Industrial Systems Co., Ltd...................   6,817     304,880
       Macquarie Korea Infrastructure Fund.............. 449,500   3,034,985
   #   Mando Corp.......................................   9,354     892,581
       Medy-Tox, Inc....................................   4,910   2,228,859
       Meritz Finance Group, Inc........................  27,979     381,998
   #   Meritz Fire & Marine Insurance Co., Ltd..........  47,885     664,638
   #   Meritz Securities Co., Ltd....................... 161,344     805,399
       Mirae Asset Securities Co., Ltd..................  29,548   1,113,422
   #*  Muhak Co., Ltd...................................   9,957     456,436
       NAVER Corp.......................................  33,216  14,856,904
       NCSoft Corp......................................  11,900   2,231,615
       NH Investment & Securities Co., Ltd.............. 176,033   1,636,851
   #   NongShim Co., Ltd................................   3,804   1,010,961
   #   OCI Co., Ltd.....................................  28,258   2,342,597
       Orion Corp.......................................   4,434   4,383,049
       Ottogi Corp......................................     911     641,744
   #   Paradise Co., Ltd................................  26,633     538,687
       POSCO............................................  58,504   9,750,906
       POSCO ADR........................................  80,743   3,352,449
       S-1 Corp.........................................  14,503   1,046,143
       S-Oil Corp.......................................  52,028   2,796,973
   #   Samlip General Foods Co., Ltd....................   2,676     795,123
       Samsung C&T Corp................................. 125,129   6,031,332
       Samsung Card Co., Ltd............................  36,587   1,209,687
       Samsung Electro-Mechanics Co., Ltd...............  94,120   4,364,966
       Samsung Electronics Co., Ltd.....................  87,089  88,356,672
       Samsung Electronics Co., Ltd. GDR................  49,946  25,305,048
   #*  Samsung Engineering Co., Ltd.....................  20,417     510,655
       Samsung Fire & Marine Insurance Co., Ltd.........  45,706  10,933,691
   #   Samsung Heavy Industries Co., Ltd................ 296,549   3,502,104
       Samsung Life Insurance Co., Ltd..................  68,654   6,276,070
       Samsung SDI Co., Ltd.............................  72,952   5,356,820
       Samsung Securities Co., Ltd......................  78,841   3,552,109
   #   Samyang Holdings Corp............................   3,274     537,336
   #*  Sansung Life & Science Co., Ltd..................  13,680     865,294
   *   Seoul Semiconductor Co., Ltd.....................  18,042     244,283
       Shinhan Financial Group Co., Ltd................. 344,099  12,314,316
       Shinhan Financial Group Co., Ltd. ADR............  86,082   3,092,065
       Shinsegae Co., Ltd...............................  13,243   2,354,413
       SK C&C Co., Ltd..................................  11,163   2,929,610
   #   SK Chemicals Co., Ltd............................   9,179     555,269
       SK Holdings Co., Ltd.............................  78,528  15,130,525
       SK Hynix, Inc.................................... 695,656  21,969,085
   *   SK Innovation Co., Ltd........................... 104,779   8,947,487
   #   SK Networks Co., Ltd............................. 149,170     924,618
       SK Telecom Co., Ltd..............................   9,682   2,077,890
       Woori Bank....................................... 545,320   4,451,687
       Woori Bank Sponsored ADR.........................   1,026      25,008
   #   Young Poong Corp.................................     366     426,592

                                     1967

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 SOUTH KOREA -- (Continued)
 #   Youngone Corp....................................     20,576 $  1,028,943
     Yuhan Corp.......................................      4,805    1,109,175
                                                                  ------------
 TOTAL SOUTH KOREA....................................             649,304,595
                                                                  ------------
 TAIWAN -- (14.3%)
 #*  Acer, Inc........................................  4,957,811    2,057,276
 #   Advanced Semiconductor Engineering, Inc..........  7,018,929    8,148,456
     Advanced Semiconductor Engineering, Inc. ADR.....     77,739      435,338
 #   Advantech Co., Ltd...............................    380,254    2,564,359
 #   Airtac International Group.......................    122,850      565,988
     Asia Cement Corp.................................  4,024,758    4,414,310
 #   Asustek Computer, Inc............................  1,172,180   10,593,440
 #   AU Optronics Corp................................ 23,018,873    7,396,341
 #   AU Optronics Corp. Sponsored ADR.................    326,626    1,087,665
     Casetek Holdings, Ltd............................    249,000    1,412,060
 #   Catcher Technology Co., Ltd......................    996,429   10,984,885
 #   Cathay Financial Holding Co., Ltd................  6,907,450   11,164,445
 #   Cathay Real Estate Development Co., Ltd..........    797,000      384,906
 #   Chailease Holding Co., Ltd.......................    850,840    1,778,055
     Chang Hwa Commercial Bank, Ltd...................  7,059,963    3,946,037
 #   Cheng Shin Rubber Industry Co., Ltd..............  2,462,965    4,757,274
 #   Cheng Uei Precision Industry Co., Ltd............    384,109      537,302
     Chicony Electronics Co., Ltd.....................    927,871    2,408,516
 *   China Airlines, Ltd..............................  7,815,536    3,473,463
 #   China Development Financial Holding Corp......... 22,652,121    7,459,209
 #   China Life Insurance Co., Ltd....................  4,821,176    4,862,221
     China Motor Corp.................................    649,000      471,998
 *   China Petrochemical Development Corp.............  1,219,613      334,024
 #   China Steel Chemical Corp........................    135,000      494,580
 #   China Steel Corp................................. 13,637,932    9,758,308
     Chipbond Technology Corp.........................  1,370,000    2,059,440
     Chroma ATE, Inc..................................     43,000       87,254
     Chunghwa Telecom Co., Ltd........................  1,451,000    4,511,444
     Chunghwa Telecom Co., Ltd. ADR...................    246,757    7,661,805
     Clevo Co.........................................    560,075      555,029
 #   Compal Electronics, Inc..........................  8,981,541    6,054,340
 #   CTBC Financial Holding Co., Ltd.................. 14,171,117   10,277,438
 #   CTCI Corp........................................    829,000    1,258,381
 #   Delta Electronics, Inc...........................  2,138,366   10,518,557
     E.Sun Financial Holding Co., Ltd................. 11,855,636    7,205,976
 #   Eclat Textile Co., Ltd...........................    222,644    3,257,136
 #   Epistar Corp.....................................  1,764,000    1,534,470
 #   Eternal Materials Co., Ltd.......................    433,510      422,456
 *   Eva Airways Corp.................................  4,577,324    3,304,890
     Evergreen Marine Corp. Taiwan, Ltd...............  3,536,261    1,697,875
 #   Far Eastern Department Stores Ltd................  1,812,592    1,024,884
     Far Eastern New Century Corp.....................  5,552,085    5,231,105
     Far EasTone Telecommunications Co., Ltd..........  2,301,000    5,383,118
     Farglory Land Development Co., Ltd...............    535,393      503,398
 #   Feng TAY Enterprise Co., Ltd.....................    388,120    2,171,751

                                     1968

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  TAIWAN -- (Continued)
      First Financial Holding Co., Ltd................. 11,665,547 $ 6,289,085
      Formosa Chemicals & Fibre Corp...................  3,443,518   8,159,400
      Formosa International Hotels Corp................     52,406     369,700
      Formosa Petrochemical Corp.......................  1,069,000   2,521,565
      Formosa Plastics Corp............................  4,271,153   9,473,999
      Formosa Taffeta Co., Ltd.........................    848,000     801,137
  #   Foxconn Technology Co., Ltd......................  1,270,198   3,857,967
      Fubon Financial Holding Co., Ltd.................  8,051,233  14,688,840
  #   Giant Manufacturing Co., Ltd.....................    330,506   2,790,263
  #   Gigasolar Materials Corp.........................     25,800     420,456
  #   Ginko International Co., Ltd.....................     45,000     420,586
      Gourmet Master Co., Ltd..........................     39,000     181,111
  #   HannStar Display Corp............................  5,668,660     704,328
  #   Highwealth Construction Corp.....................  1,331,300   2,739,277
  #   Hiwin Technologies Corp..........................    230,788   1,430,510
  #   Hon Hai Precision Industry Co., Ltd.............. 14,071,302  40,466,699
      Hotai Motor Co., Ltd.............................    293,000   3,757,815
  #*  HTC Corp.........................................  1,117,235   2,451,563
      Hua Nan Financial Holdings Co., Ltd..............  9,974,812   5,666,196
  #   Innolux Corp..................................... 22,639,241   7,870,667
  #*  Inotera Memories, Inc............................  6,781,000   4,091,448
      Inventec Corp....................................  4,753,551   2,705,532
  #   Kenda Rubber Industrial Co., Ltd.................  1,034,091   1,599,142
  #   King Slide Works Co., Ltd........................     64,000     741,271
      King Yuan Electronics Co., Ltd...................  1,471,000     992,206
  #   King's Town Bank Co., Ltd........................  1,204,000   1,007,254
  #   Kinsus Interconnect Technology Corp..............    770,000   1,513,384
      Largan Precision Co., Ltd........................    128,860  13,091,871
      LCY Chemical Corp................................    434,123     254,533
  #   Lite-On Technology Corp..........................  4,470,741   4,914,299
  #   Lung Yen Life Service Corp.......................    147,000     358,624
  #   Makalot Industrial Co., Ltd......................    188,000   1,605,880
  #   MediaTek, Inc....................................  1,297,995  13,644,737
      Mega Financial Holding Co., Ltd.................. 10,715,904   9,157,954
  #   Merida Industry Co., Ltd.........................    246,287   1,529,934
  #   Micro-Star International Co., Ltd................    588,000     540,479
  *   Nan Kang Rubber Tire Co., Ltd....................    534,780     475,837
      Nan Ya Plastics Corp.............................  3,785,599   7,727,321
  #   Nan Ya Printed Circuit Board Corp................    288,000     295,265
  #   Novatek Microelectronics Corp....................  1,070,000   3,881,380
  #   PChome Online, Inc...............................     91,000   1,264,428
      Pegatron Corp....................................  4,286,345  12,047,702
  #   Phison Electronics Corp..........................    190,000   1,367,053
      Pou Chen Corp....................................  3,837,487   5,450,845
      Powertech Technology, Inc........................  1,989,819   3,731,370
      President Chain Store Corp.......................    787,831   5,729,793
  #   Quanta Computer, Inc.............................  2,617,000   5,066,699
  #   Radiant Opto-Electronics Corp....................    844,170   2,515,027
  #   Realtek Semiconductor Corp.......................    735,950   1,447,584
  #   Ruentex Development Co., Ltd.....................  1,225,351   1,550,934
      Ruentex Industries, Ltd..........................    873,182   1,828,933
  *   Sanyang Motor Co., Ltd...........................    542,000     384,470

                                     1969

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 TAIWAN -- (Continued)
 #   ScinoPharm Taiwan, Ltd...........................    255,257 $    270,923
 #   Shin Kong Financial Holding Co., Ltd............. 13,837,661    4,051,580
 #   Siliconware Precision Industries Co., Ltd........  5,387,324    6,117,425
 #   Siliconware Precision Industries Co., Ltd.
     Sponsored ADR....................................     67,173      380,199
 #   Simplo Technology Co., Ltd.......................    522,000    2,148,379
 #   SinoPac Financial Holdings Co., Ltd.............. 14,933,553    6,367,796
 #   St Shine Optical Co., Ltd........................     52,000      676,609
 #   Standard Foods Corp..............................    382,394    1,156,521
 #   Synnex Technology International Corp.............  1,391,756    1,676,633
     Tainan Spinning Co., Ltd.........................    320,412      148,205
     Taishin Financial Holding Co., Ltd............... 20,279,197    8,032,062
 *   Taiwan Business Bank.............................  6,505,145    1,896,706
     Taiwan Cement Corp...............................  7,207,720    7,803,164
     Taiwan Cooperative Financial Holding Co., Ltd....  9,825,896    4,931,612
 #   Taiwan FamilyMart Co., Ltd.......................     72,000      492,165
 #   Taiwan Fertilizer Co., Ltd.......................  1,308,000    1,917,168
 #*  Taiwan Glass Industry Corp.......................  1,537,253      694,745
     Taiwan Mobile Co., Ltd...........................  1,960,300    6,482,974
 #   Taiwan Secom Co., Ltd............................    319,670      960,647
 #   Taiwan Semiconductor Manufacturing Co., Ltd...... 25,188,808  110,075,312
     Taiwan Semiconductor Manufacturing Co., Ltd.
     Sponsored ADR....................................  1,045,829   23,123,279
     Teco Electric and Machinery Co., Ltd.............  3,174,000    2,492,872
 #   Ton Yi Industrial Corp...........................  1,328,000      646,736
 #   TPK Holding Co., Ltd.............................    441,000    1,508,371
     Transcend Information, Inc.......................    258,181      769,283
 #   Tripod Technology Corp...........................    713,870    1,123,324
 #   TSRC Corp........................................    682,965      474,901
     U-Ming Marine Transport Corp.....................    723,860      928,356
     Uni-President Enterprises Corp...................  7,057,725   12,417,784
 #   Unimicron Technology Corp........................  2,304,896    1,088,404
 #   United Microelectronics Corp..................... 32,241,000   11,524,168
 #   Vanguard International Semiconductor Corp........  1,583,000    1,858,115
 *   Walsin Lihwa Corp................................  4,619,000    1,022,603
     Wan Hai Lines, Ltd...............................  1,362,800    1,143,147
 *   Winbond Electronics Corp.........................  6,597,000    1,453,411
     Wintek Corp......................................    604,760       13,146
 #   Wistron Corp.....................................  3,963,420    2,593,719
     WPG Holdings, Ltd................................  2,818,869    3,203,104
     Yageo Corp.......................................  1,210,278    1,727,371
 *   Yang Ming Marine Transport Corp..................  3,045,300    1,047,675
 #   Yuanta Financial Holding Co., Ltd................ 13,334,966    6,337,415
 #   Yulon Motor Co., Ltd.............................  1,431,000    1,396,532
 #   Yungtay Engineering Co., Ltd.....................    122,000      192,296
 #   Zhen Ding Technology Holding, Ltd................    699,700    2,170,577
                                                                  ------------
 TOTAL TAIWAN.........................................             650,322,970
                                                                  ------------
 THAILAND -- (2.7%)
     Advanced Info Service PCL........................  1,382,400    9,805,646
     Airports of Thailand PCL.........................    555,100    4,630,427
     Bangchak Petroleum PCL (The).....................    880,600      855,740
     Bangkok Bank PCL(6077019)........................    271,700    1,279,677
     Bangkok Bank PCL(6368360)........................    300,300    1,414,379
     Bangkok Dusit Medical Services PCL...............  5,397,600    3,078,217

                                     1970

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  THAILAND -- (Continued)
      Bangkok Land PCL.................................  2,999,000 $   124,231
      Bangkok Life Assurance PCL.......................    663,700     922,721
      Banpu PCL........................................  1,565,500   1,110,441
      BEC World PCL....................................    955,300     975,764
      Berli Jucker PCL.................................  1,029,500     971,226
      Big C Supercenter PCL(6368434)...................    433,500   2,256,980
      Big C Supercenter PCL(6763932)...................     24,600     128,078
      Bumrungrad Hospital PCL..........................    351,600   2,035,080
      Central Pattana PCL..............................  1,714,700   2,298,754
      Central Plaza Hotel PCL..........................  1,046,100   1,105,610
      CH Karnchang PCL.................................    618,700     456,411
      Charoen Pokphand Foods PCL.......................  3,356,000   1,990,081
      CP ALL PCL.......................................  4,173,400   5,683,734
      Delta Electronics Thailand PCL...................    564,200   1,288,639
      Electricity Generating PCL.......................    296,100   1,289,583
      Energy Absolute PCL..............................    899,000     545,853
      Glow Energy PCL..................................    807,200   2,044,052
      Home Product Center PCL..........................  8,734,613   1,548,910
      Indorama Ventures PCL............................  2,617,500   1,968,045
      Intouch Holdings PCL.............................    783,200   1,816,615
      IRPC PCL......................................... 12,389,200   1,476,369
  *   Italian-Thai Development PCL.....................  1,057,800     220,594
      Jasmine International PCL........................  5,419,200     768,790
      Kasikornbank PCL(6364766)........................    189,700     958,054
      Kasikornbank PCL(6888794)........................  1,146,600   5,807,011
      Krung Thai Bank PCL..............................  8,825,887   4,382,268
      Land & Houses PCL(6581930).......................    790,000     179,316
      Land & Houses PCL(6581941).......................  3,769,640     850,295
      Minor International PCL..........................  1,359,570   1,128,314
      MK Restaurants Group PCL.........................    298,900     479,156
      Pruksa Real Estate PCL...........................  1,907,000   1,303,978
      PTT Exploration & Production PCL(B1359J0)........  2,246,855   5,960,588
      PTT Exploration & Production PCL(B1359L2)........     65,409     173,521
      PTT Global Chemical PCL..........................  2,972,472   5,207,835
      PTT PCL..........................................  1,537,700  14,223,016
      Ratchaburi Electricity Generating Holding PCL....    804,300   1,226,589
      Robinson Department Store PCL....................    485,500     585,438
      Siam Cement PCL (The)(6609906)...................    166,400   2,502,256
      Siam Cement PCL (The)(6609928)...................    221,300   3,302,704
      Siam City Cement PCL.............................    163,213   1,694,877
      Siam Commercial Bank PCL (The)...................  1,276,566   5,505,406
      Siam Global House PCL............................    811,332     186,460
      Supalai PCL......................................    577,900     280,383
      Thai Oil PCL.....................................  1,272,100   1,741,490
      Thai Union Frozen Products PCL...................  2,172,540   1,165,016
      Thaicom PCL......................................    757,900     779,511
      Thanachart Capital PCL...........................    709,500     629,079
      TMB Bank PCL..................................... 26,577,100   1,764,517
      Total Access Communication PCL(B1YWK08)..........  1,047,100   2,087,070
      Total Access Communication PCL(B231MK7)..........    214,100     426,742
      TPI Polene PCL................................... 17,892,300   1,177,760
  *   True Corp. PCL...................................  8,890,993   2,724,435

                                     1971

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
 THAILAND -- (Continued)
     TTW PCL.......................................... 2,207,100 $      720,149
                                                                 --------------
 TOTAL THAILAND.......................................              123,243,881
                                                                 --------------
 TURKEY -- (1.7%)
     Akbank TAS....................................... 2,195,344      5,860,893
 #   Akcansa Cimento A.S..............................    64,538        365,305
 #   Anadolu Efes Biracilik Ve Malt Sanayii A.S.......   232,760      1,825,587
 #   Arcelik A.S......................................   490,188      2,580,212
 #   Aselsan Elektronik Sanayi Ve Ticaret A.S.........   125,237        677,180
     BIM Birlesik Magazalar A.S.......................   315,509      5,347,113
 #   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..    29,778         88,652
 #   Coca-Cola Icecek A.S.............................    93,225      1,338,249
     Enka Insaat ve Sanayi A.S........................   514,746        931,432
 #   Eregli Demir ve Celik Fabrikalari TAS............ 2,929,899      4,387,719
     Ford Otomotiv Sanayi A.S.........................   104,276      1,237,886
 #   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class D...................................   672,187        358,314
     KOC Holding A.S..................................   583,318      2,587,124
 #   Koza Altin Isletmeleri A.S.......................    95,834        806,363
 #*  Migros Ticaret A.S...............................    43,765        325,299
 #*  Petkim Petrokimya Holding A.S....................   467,930        701,280
     Soda Sanayii A.S.................................   177,200        290,688
     TAV Havalimanlari Holding A.S....................   236,717      1,798,360
     Tofas Turk Otomobil Fabrikasi A.S................   187,470      1,227,868
 *   Tupras Turkiye Petrol Rafinerileri A.S...........   178,926      4,643,727
 #*  Turk Hava Yollari AO............................. 1,691,682      5,502,069
     Turk Telekomunikasyon A.S........................   631,245      1,567,080
 #   Turk Traktor ve Ziraat Makineleri A.S............    19,321        506,668
 #   Turkcell Iletisim Hizmetleri A.S................. 1,037,856      4,750,005
 #   Turkcell Iletisim Hizmetleri A.S. ADR............    73,838        847,660
     Turkiye Garanti Bankasi A.S...................... 2,598,364      7,664,258
 #   Turkiye Halk Bankasi A.S......................... 2,092,966      9,106,989
 #   Turkiye Is Bankasi............................... 2,548,532      4,955,836
     Turkiye Sinai Kalkinma Bankasi A.S...............    40,017         25,183
     Turkiye Sise ve Cam Fabrikalari A.S.............. 2,206,047      2,489,932
 #   Turkiye Vakiflar Bankasi Tao..................... 1,377,350      2,072,969
 #   Ulker Biskuvi Sanayi A.S.........................   207,961      1,155,994
 #   Yapi ve Kredi Bankasi A.S........................   986,833      1,353,271
                                                                 --------------
 TOTAL TURKEY.........................................               79,377,165
                                                                 --------------
 TOTAL COMMON STOCKS..................................            4,244,896,633
                                                                 --------------
 PREFERRED STOCKS -- (2.4%)
 BRAZIL -- (2.3%)
     AES Tiete SA.....................................    88,898        475,133
     Banco Bradesco SA................................ 2,812,914     22,411,628
     Braskem SA Class A...............................    73,800        270,288
     Centrais Eletricas Brasileiras SA Class B........   165,100        411,792
     Cia Brasileira de Distribuicao...................   195,309      4,278,151
     Cia de Gas de Sao Paulo - COMGAS Class A.........     9,522        115,078
     Cia de Transmissao de Energia Eletrica Paulista..    62,158        752,297
     Cia Energetica de Minas Gerais................... 1,161,624      3,202,656
     Cia Energetica de Sao Paulo Class B..............   241,610      1,349,903

                                     1972

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
BRAZIL -- (Continued)
      Cia Paranaense de Energia......................     78,600 $      809,886
      Empresa Nacional de Comercio Redito e
        Participacoes SA.............................        380          4,106
      Gerdau SA......................................    836,068      1,440,675
      Itau Unibanco Holding SA.......................  3,760,970     33,040,780
      Itau Unibanco Holding SA ADR...................    141,521      1,228,402
      Lojas Americanas SA............................    667,783      3,362,367
*     Petroleo Brasileiro SA.........................  1,275,100      3,910,265
*     Petroleo Brasileiro SA Sponsored ADR...........  1,791,306     11,016,532
      Suzano Papel e Celulose SA Class A.............    617,771      3,029,359
      Telefonica Brasil SA...........................    426,174      5,617,264
      Usinas Siderurgicas de Minas Gerais SA Class A.    484,962        556,638
      Vale SA........................................  1,744,491      7,464,126
      Vale SA Sponsored ADR..........................    377,072      1,617,639
                                                                 --------------
TOTAL BRAZIL.........................................               106,364,965
                                                                 --------------
CHILE -- (0.0%)
      Embotelladora Andina SA Class B................    100,367        283,667
                                                                 --------------
COLOMBIA -- (0.1%)
      Banco Davivienda SA............................    152,549      1,402,603
      Bancolombia SA.................................     30,330        291,294
      Grupo Argos SA.................................     15,531         89,196
      Grupo Aval Acciones y Valores SA...............  3,054,222      1,315,012
      Grupo de Inversiones Suramericana SA...........    101,172      1,285,728
                                                                 --------------
TOTAL COLOMBIA.......................................                 4,383,833
                                                                 --------------
TOTAL PREFERRED STOCKS...............................               111,032,465
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
#*    Meritz Securities Co., Ltd. Rights 08/21/15....     45,396         61,296
                                                                 --------------
TAIWAN -- (0.0%)
*     First Financial Holdings, Ltd. Rights 09/11/15.  1,419,582        103,417
      Ruentex Development Co., Ltd.()................    164,360          6,247
                                                                 --------------
TOTAL TAIWAN.........................................                   109,664
                                                                 --------------
THAILAND -- (0.0%)
*     Jasmine International PCL Warrants 07/05/20....  2,503,431        100,862
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   271,822
                                                                 --------------
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%............................. 19,584,025         38,485
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.3%)
(S)@  DFA Short Term Investment Fund................. 16,725,441    193,513,357
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,832,923,823)^^............................            $4,549,752,762
                                                                 ==============

                                     1973

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  234,912,311             --   --    $  234,912,311
   Chile......................     29,141,155 $   38,018,151   --        67,159,306
   China......................    130,389,280    529,226,816   --       659,616,096
   Colombia...................     24,629,134             --   --        24,629,134
   Czech Republic.............             --      9,034,521   --         9,034,521
   Egypt......................      1,057,249      4,933,220   --         5,990,469
   Greece.....................             --     16,100,814   --        16,100,814
   Hungary....................             --     11,978,227   --        11,978,227
   India......................     36,196,059    464,443,132   --       500,639,191
   Indonesia..................      3,229,310    130,561,109   --       133,790,419
   Malaysia...................         56,277    189,564,933   --       189,621,210
   Mexico.....................    247,161,892             --   --       247,161,892
   Peru.......................     11,272,693             --   --        11,272,693
   Philippines................      3,220,267     77,225,988   --        80,446,255
   Poland.....................             --     77,777,560   --        77,777,560
   Russia.....................      3,424,674     86,225,693   --        89,650,367
   South Africa...............     37,473,307    345,394,250   --       382,867,557
   South Korea................     34,373,190    614,931,405   --       649,304,595
   Taiwan.....................     32,688,286    617,634,684   --       650,322,970
   Thailand...................    123,243,881             --   --       123,243,881
   Turkey.....................        847,660     78,529,505   --        79,377,165
Preferred Stocks
   Brazil.....................    106,364,965             --   --       106,364,965
   Chile......................             --        283,667   --           283,667
   Colombia...................      4,383,833             --   --         4,383,833
Rights/Warrants
   South Korea................             --         61,296   --            61,296
   Taiwan.....................          6,247        103,417   --           109,664
   Thailand...................             --        100,862   --           100,862
Bonds
   India......................             --         38,485   --            38,485
Securities Lending Collateral.             --    193,513,357   --       193,513,357
                               -------------- --------------   --    --------------
TOTAL......................... $1,064,071,670 $3,485,681,092   --    $4,549,752,762
                               ============== ==============   ==    ==============

                                     1974

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                          --------- ----------
 COMMON STOCKS -- (86.2%)
 BRAZIL -- (6.1%)
     AES Tiete SA........................................   725,247  3,778,796
     Aliansce Shopping Centers SA........................ 1,095,541  4,437,902
     Alupar Investimento SA..............................   575,100  2,763,006
     Arezzo Industria e Comercio SA......................   575,535  3,600,508
     B2W Cia Digital..................................... 1,143,262  6,010,229
     Banco Alfa de Investimento SA.......................       500        832
     Bematech SA.........................................   519,637  1,252,064
     BR Malls Participacoes SA........................... 1,955,501  7,338,947
     Brasil Brokers Participacoes SA..................... 1,928,511  1,171,542
     Brasil Insurance Participacoes e Administracao SA...   572,226    157,097
     Brasil Pharma SA.................................... 1,051,300    208,789
     BrasilAgro - Co. Brasileira de Propriedades
       Agricolas.........................................    48,100    157,339
     Braskem SA Sponsored ADR............................   201,683  1,462,202
     Centrais Eletricas Brasileiras SA...................   773,500  1,308,011
     CETIP SA - Mercados Organizados.....................   650,400  6,735,841
     Cia de Locacao das Americas.........................   238,200    222,620
     Cia de Saneamento de Minas Gerais-COPASA............   651,121  2,270,589
     Cia Hering.......................................... 1,918,199  6,627,519
     Cia Paranaense de Energia...........................    79,300    546,353
     Cia Paranaense de Energia Sponsored ADR.............   233,096  2,368,255
     Cia Providencia Industria e Comercio SA.............    99,750    267,004
     Cia Siderurgica Nacional SA......................... 2,147,976  2,716,376
 #   Cia Siderurgica Nacional SA Sponsored ADR...........    61,116     76,395
     Contax Participacoes SA.............................   283,235    368,112
     CR2 Empreendimentos Imobiliarios SA.................     9,400      6,040
     Cyrela Brazil Realty SA Empreendimentos e
       Participacoes..................................... 3,693,598 10,032,407
     Cyrela Commercial Properties SA Empreendimentos e
       Participacoes.....................................    46,800    133,951
     Dimed SA Distribuidora da Medicamentos..............       700     40,318
     Direcional Engenharia SA............................   908,409  1,000,220
     Duratex SA.......................................... 3,520,674  7,156,615
     EcoRodovias Infraestrutura e Logistica SA........... 2,751,707  5,577,432
     EDP - Energias do Brasil SA......................... 4,219,295 16,081,368
     Equatorial Energia SA............................... 2,601,194 26,589,696
     Estacio Participacoes SA............................ 3,085,884 12,797,953
     Eternit SA.......................................... 1,333,678  1,094,536
     Even Construtora e Incorporadora SA................. 3,201,088  2,729,940
     Ez Tec Empreendimentos e Participacoes SA...........   883,288  3,572,933
     Fleury SA...........................................   871,751  4,572,686
     Fras-Le SA..........................................    37,875     34,845
     Gafisa SA........................................... 3,230,100  2,405,629
 #   Gafisa SA ADR....................................... 1,246,302  1,819,601
     General Shopping Brasil SA..........................   116,617    122,613
 #   Gol Linhas Aereas Inteligentes SA ADR...............   244,173    407,769
     Grendene SA......................................... 1,182,434  6,171,263
     Guararapes Confeccoes SA............................    74,300  1,399,655
     Helbor Empreendimentos SA........................... 1,387,993    883,723
     Iguatemi Empresa de Shopping Centers SA............. 1,101,574  7,698,905
 *   Industria de Bebidas Antarctica Polar SA............    23,000         --
     Industrias Romi SA..................................   168,200    124,285

                                     1975

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
 BRAZIL -- (Continued)
     International Meal Co. Alimentacao SA..............    521,894 $ 1,234,639
     Iochpe-Maxion SA...................................  1,057,784   3,769,028
     JHSF Participacoes SA..............................    843,047     482,592
     Joao Fortes Engenharia SA..........................     66,552      67,933
     JSL SA.............................................    660,800   1,993,623
     Kepler Weber SA....................................    131,446     918,677
     Light SA...........................................  1,488,307   6,124,577
     Linx SA............................................    202,312   2,982,137
     Localiza Rent a Car SA.............................    372,900   3,060,351
     Log-in Logistica Intermodal SA.....................    508,650     414,473
     LPS Brasil Consultoria de Imoveis SA...............    717,279   1,005,546
     M Dias Branco SA...................................     56,200   1,268,786
     Magnesita Refratarios SA...........................  1,642,071   1,285,285
     Mahle-Metal Leve SA................................    562,313   3,391,336
     Marcopolo SA.......................................     28,000      15,783
     Marfrig Global Foods SA............................  4,288,005   6,650,011
     Marisa Lojas SA....................................    496,564   1,225,475
     Mills Estruturas e Servicos de Engenharia SA.......    839,226   1,514,747
     Minerva SA.........................................  1,694,369   5,591,895
     MRV Engenharia e Participacoes SA..................  4,682,558  10,530,439
     Multiplan Empreendimentos Imobiliarios SA..........    696,200   9,485,457
     Multiplus SA.......................................    667,784   8,045,120
     Odontoprev SA......................................  3,975,996  12,912,886
     Oi SA..............................................    480,100     701,091
 #   Oi SA ADR..........................................    281,654     385,866
     Paranapanema SA....................................  1,546,656   1,242,221
     PDG Realty SA Empreendimentos e Participacoes...... 12,758,653     894,311
     Portobello SA......................................    244,400     196,294
     Profarma Distribuidora de Produtos Farmaceuticos
       SA...............................................    114,563     332,920
     QGEP Participacoes SA..............................  1,182,094   2,195,744
     Qualicorp SA.......................................  1,535,019   9,123,275
     Raia Drogasil SA...................................    544,175   6,915,129
     Restoque Comercio e Confeccoes de Roupas SA........    906,208   1,434,497
     Rodobens Negocios Imobiliarios SA..................    168,138     233,256
     Rossi Residencial SA...............................    646,746     188,889
     Rumo Logistica Operadora Multimodal SA............. 10,578,371   2,811,466
     Santos Brasil Participacoes SA.....................    451,088   1,678,430
     Sao Carlos Empreendimentos e Participacoes SA......     47,859     401,859
     Sao Martinho SA....................................    641,762   6,335,243
     SLC Agricola SA....................................    701,018   3,603,416
     Smiles SA..........................................    505,200   8,160,929
     Somos Educado SA...................................    769,344   2,864,860
     Sonae Sierra Brasil SA.............................    260,446   1,315,941
     Springs Global Participacoes SA....................    142,088      35,274
     Sul America SA.....................................  2,298,817  11,601,673
     T4F Entretenimento SA..............................     20,600      20,456
     Technos SA.........................................    221,800     342,033
     Tecnisa SA.........................................  1,334,026   1,254,564
     Tegma Gestao Logistica.............................    363,435     986,087
     Tempo Participacoes SA.............................    310,102     384,916
     Tereos Internacional SA............................    635,183     105,742
     Totvs SA...........................................  1,691,562  17,320,978
     TPI - Triunfo Participacoes e Investimentos SA.....    334,301     449,126

                                     1976

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
   BRAZIL -- (Continued)
        Transmissora Alianca de Energia Eletrica SA...    999,000 $  6,112,545
        Trisul SA.....................................     37,542       29,385
        Valid Solucoes e Servicos de Seguranca em
          Meios de Pagamento e Identificacao S.A......    809,999   11,757,459
        Vanguarda Agro SA.............................  1,870,936      442,605
        Via Varejo SA.................................    205,862      435,900
                                                                  ------------
   TOTAL BRAZIL.......................................             354,565,887
                                                                  ------------
   CHILE -- (1.2%)
        Aguas Andinas SA Class A......................  1,138,466      600,806
        Banmedica SA..................................  1,736,804    3,277,138
        Besalco SA....................................  2,277,748      867,993
        Bupa Chile SA.................................    838,922      663,643
        CAP SA........................................    583,407    1,564,475
        Cementos BIO BIO SA...........................    452,622      329,049
        Cia Pesquera Camanchaca SA....................    194,645        5,295
        Cia Sud Americana de Vapores SA............... 65,095,514    1,902,904
        Cintac SA.....................................    251,122       31,675
        Clinica LAS Condes SA.........................        349       19,719
        Cristalerias de Chile SA......................    156,836    1,083,380
        E.CL SA.......................................  5,030,813    6,833,206
        Embotelladora Andina SA Class B ADR...........     26,432      440,093
        Empresa Nacional de Telecomunicaciones SA.....    145,335    1,496,552
        Empresas AquaChile SA.........................  1,281,212      550,791
        Empresas Hites SA.............................  1,245,628      466,642
        Empresas Iansa SA............................. 23,220,040      876,744
        Empresas La Polar SA..........................  5,705,798      159,774
        Enjoy SA......................................  1,299,391       86,818
        Forus SA......................................    835,481    2,435,714
        Gasco SA......................................    230,191    1,648,596
        Grupo Security SA.............................  1,954,000      556,079
        Inversiones Aguas Metropolitanas SA...........  4,012,226    5,829,626
        Inversiones La Construccion SA................    182,389    1,989,386
        Latam Airlines Group SA.......................    134,619      631,822
        Masisa SA..................................... 14,224,085      415,045
        Molibdenos y Metales SA.......................      5,009       30,651
        Multiexport Foods SA..........................  3,502,735      485,829
        Parque Arauco SA..............................  7,071,371   13,037,511
        PAZ Corp. SA..................................  1,320,749      681,362
        Ripley Corp. SA...............................  8,446,123    2,910,390
        Salfacorp SA..................................  2,403,478    1,472,015
        Sigdo Koppers SA..............................    735,025      967,431
        Sociedad Matriz SAAM SA....................... 32,307,004    2,394,341
        Socovesa SA...................................  2,895,998      511,991
        Sonda SA......................................    647,862    1,193,296
        Tech Pack SA..................................    272,888       93,960
        Vina Concha y Toro SA.........................  5,453,714    8,540,101
        Vina Concha y Toro SA Sponsored ADR...........      2,025       64,709
        Vina San Pedro Tarapaca SA....................  9,612,747       81,470
                                                                  ------------
   TOTAL CHILE........................................              67,228,022
                                                                  ------------
   CHINA -- (12.5%)
        361 Degrees International, Ltd................  4,022,000    1,405,157

                                     1977

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
 CHINA -- (Continued)
     Active Group Holdings, Ltd.........................    286,000 $    30,229
 #   Agile Property Holdings, Ltd.......................  9,977,500   5,735,227
     Ajisen China Holdings, Ltd.........................  3,183,000   1,464,382
     AMVIG Holdings, Ltd................................  2,228,000   1,065,841
     Anhui Expressway Co., Ltd. Class H.................  2,770,000   2,405,442
 #   Anton Oilfield Services Group......................  6,854,000   1,173,500
 #   Anxin-China Holdings, Ltd.......................... 16,347,000     608,877
 #   Asia Cement China Holdings Corp....................  2,639,000   1,075,804
 #   Asian Citrus Holdings, Ltd.........................  3,627,000     574,926
     Ausnutria Dairy Corp., Ltd.........................    365,000     142,496
 #   AVIC International Holdings, Ltd...................  1,658,000   1,314,960
     AviChina Industry & Technology Co., Ltd. Class H...  3,906,788   3,269,570
     Bank of Chongqing Co., Ltd. Class H................    212,000     187,143
 #   Baoxin Auto Group, Ltd.............................  3,213,500   1,594,212
 #   Baoye Group Co., Ltd. Class H......................  1,860,000   1,170,710
     Beijing Capital International Airport Co., Ltd.
       Class H..........................................  9,730,000  10,016,827
     Beijing Capital Land, Ltd. Class H.................  7,098,500   3,419,517
 #   Beijing Jingneng Clean Energy Co., Ltd. Class H....  7,384,000   2,482,915
     Beijing North Star Co., Ltd. Class H...............  5,466,000   1,874,564
 #   Beijing Properties Holdings, Ltd...................  3,764,000     290,790
     Billion Industrial Holdings, Ltd...................     26,000      14,452
 #   Biostime International Holdings, Ltd...............    935,500   1,750,264
 #   Bloomage Biotechnology Corp., Ltd..................    952,500   1,721,409
 #   Boer Power Holdings, Ltd...........................  1,689,000   3,194,484
     Bolina Holding Co., Ltd............................  1,022,000     334,673
 #   Bosideng International Holdings, Ltd............... 16,446,000   1,609,660
 #   Boyaa Interactive International, Ltd...............    797,000     388,891
     Bracell, Ltd.......................................    328,000      35,876
     BYD Electronic International Co., Ltd..............  4,313,315   3,584,947
     C C Land Holdings, Ltd.............................  8,048,343   2,032,396
     C.banner International Holdings, Ltd...............    619,000     238,468
     Cabbeen Fashion, Ltd...............................    386,000     322,475
     Carrianna Group Holdings Co., Ltd..................  2,127,257     233,214
     CECEP COSTIN New Materials Group, Ltd..............  1,740,000     982,808
     Central China Real Estate, Ltd.....................  4,083,626     921,508
     Century Sunshine Group Holdings, Ltd...............  4,360,000     315,109
 #   Changshouhua Food Co., Ltd.........................  1,773,000   1,141,989
 #   Chaoda Modern Agriculture Holdings, Ltd............  6,771,138     313,130
 #   Chaowei Power Holdings, Ltd........................  3,272,000   1,770,705
 #   Chia Tai Enterprises International, Ltd............    269,385     174,440
     Chigo Holding, Ltd................................. 24,026,000     470,280
 #   China Aerospace International Holdings, Ltd........ 14,262,500   2,697,199
     China Agri-Industries Holdings, Ltd................ 12,819,800   5,582,441
 #   China All Access Holdings, Ltd.....................  4,228,000   1,566,302
     China Animal Healthcare, Ltd.......................  3,671,000   1,846,794
     China Aoyuan Property Group, Ltd...................  6,676,000   1,247,773
     China Automation Group, Ltd........................  3,303,000     416,115
 #   China BlueChemical, Ltd............................ 10,104,000   3,294,569
     China Child Care Corp., Ltd........................  3,583,000     401,730
     China Communications Services Corp., Ltd. Class H.. 13,876,000   6,300,425
     China Culiangwang Beverages Holdings, Ltd..........  2,488,500      56,761
     China Datang Corp. Renewable Power Co., Ltd.
       Class H.......................................... 14,673,000   1,910,878
     China Dongxiang Group Co., Ltd..................... 13,246,985   3,379,528

                                     1978

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 CHINA -- (Continued)
 #   China Dredging Environment Protection Holdings,
       Ltd...............................................  3,105,000 $  556,192
     China Dynamics Holdings, Ltd........................  1,880,000    106,216
     China Energine International Holdings, Ltd..........  1,074,000    108,039
     China Everbright, Ltd...............................  2,474,000  6,008,534
 #   China Fiber Optic Network System Group, Ltd.........  9,167,999  1,887,722
     China Financial Services Holdings, Ltd..............  1,962,000    159,170
 #   China Foods, Ltd....................................  3,380,000  1,558,904
     China Glass Holdings, Ltd...........................  4,522,000    658,458
     China Grand Pharmaceutical and Healthcare Holdings,
       Ltd. Class A......................................    280,000     73,230
     China Harmony New Energy Auto Holding, Ltd..........    863,000    670,406
     China High Precision Automation Group, Ltd..........  1,289,000     38,035
     China High Speed Transmission Equipment Group Co.,
       Ltd...............................................  6,280,000  5,114,907
     China Household Holdings, Ltd.......................  7,490,000    309,173
 #   China Huishan Dairy Holdings Co., Ltd...............  2,783,000    838,385
 #   China Huiyuan Juice Group, Ltd......................  4,327,500  1,615,837
 #   China ITS Holdings Co., Ltd.........................  4,003,412    537,042
 #   China Jiuhao Health Industry Corp., Ltd.............  5,180,000    835,236
 #   China Lesso Group Holdings, Ltd.....................  6,733,000  5,345,898
     China Lilang, Ltd...................................  2,911,000  3,135,381
 #   China Lumena New Materials Corp..................... 14,530,000    439,332
     China Machinery Engineering Corp. Class H...........  3,790,000  2,861,097
     China Medical System Holdings, Ltd..................  5,090,500  6,758,757
 #   China Merchants Land, Ltd...........................  7,194,000  1,342,944
 #   China Metal Recycling Holdings, Ltd.................  2,401,686    547,732
 #   China Modern Dairy Holdings, Ltd.................... 10,409,000  3,360,143
     China National Materials Co., Ltd...................  7,660,000  1,717,490
     China New Town Development Co., Ltd.................  7,978,148    370,092
 #   China Oil & Gas Group, Ltd.......................... 28,578,000  2,616,902
     China Outfitters Holdings, Ltd......................     24,000      2,480
 #   China Overseas Grand Oceans Group, Ltd..............  5,594,500  2,269,663
     China Pioneer Pharma Holdings, Ltd..................    322,000    187,747
     China Power International Development, Ltd.......... 12,003,000  8,497,009
 #   China Power New Energy Development Co., Ltd......... 32,320,000  2,165,706
 #   China Precious Metal Resources Holdings Co., Ltd.... 22,312,318  1,277,149
     China Properties Group, Ltd.........................  2,464,000    552,875
 #   China Rare Earth Holdings, Ltd...................... 11,440,799  1,268,140
     China Resources Cement Holdings, Ltd................  3,868,000  1,998,797
     China Ruifeng Renewable Energy Holdings, Ltd........    116,000     15,110
 #   China Sanjiang Fine Chemicals Co., Ltd..............  3,510,000    945,661
     China SCE Property Holdings, Ltd....................  7,510,200  1,714,518
 #   China Shanshui Cement Group, Ltd.................... 11,268,000  8,023,343
     China Shineway Pharmaceutical Group, Ltd............  1,801,200  2,297,564
 #   China Singyes Solar Technologies Holdings, Ltd......  2,768,200  2,774,015
 #   China South City Holdings, Ltd...................... 14,216,000  4,194,152
     China Starch Holdings, Ltd..........................  6,470,000    146,821
     China Suntien Green Energy Corp., Ltd. Class H...... 10,775,000  1,902,544
     China Taifeng Beddings Holdings, Ltd................  1,336,000    139,592
 #   China Tian Lun Gas Holdings, Ltd....................  1,042,500    944,731
     China Tianyi Holdings, Ltd..........................  2,336,000    306,668
 #   China Traditional Chinese Medicine Co., Ltd.........  5,406,000  4,088,799
     China Travel International Investment Hong Kong,
       Ltd............................................... 14,807,900  5,696,118
     China Vanadium Titano - Magnetite Mining Co., Ltd...  6,231,000    385,502
 #   China Water Affairs Group, Ltd......................  6,752,000  3,299,989
 #   China Water Industry Group, Ltd.....................    760,000    190,195

                                     1979

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 CHINA -- (Continued)
     China Yongda Automobiles Services Holdings, Ltd....     46,500 $    27,634
 #   China Yurun Food Group, Ltd........................  9,041,000   2,674,898
 #   China ZhengTong Auto Services Holdings, Ltd........  5,346,000   2,847,656
 #   China Zhongwang Holdings, Ltd......................  9,777,200   4,174,572
 #   Chinasoft International, Ltd.......................  6,942,000   2,594,289
     Chinese People Holdings Co., Ltd................... 11,425,709     204,986
     Chongqing Iron & Steel Co., Ltd. Class H...........    643,400     121,862
     Chongqing Machinery & Electric Co., Ltd. Class H... 7,586,000 1,201,218 Chu Kong Petroleum & Natural Gas Steel Pipe
       Holdings, Ltd....................................  2,662,000     541,989
     CIFI Holdings Group Co., Ltd.......................  2,584,000     540,206
 #   CIMC Enric Holdings, Ltd...........................  3,078,000   2,152,701
     CITIC Dameng Holdings, Ltd.........................  1,439,000     131,628
 #   CITIC Resources Holdings, Ltd...................... 13,916,600   2,691,613
 #   Citychamp Watch & Jewellery Group, Ltd............. 11,492,000   1,646,508
 #   Clear Media, Ltd...................................    282,000     321,039
     Coastal Greenland, Ltd.............................  5,672,000     169,715
 #   Comba Telecom Systems Holdings, Ltd................  6,658,557   1,603,886
 #   Comtec Solar Systems Group, Ltd....................  4,684,000     530,993
 #   Concord New Energy Group, Ltd...................... 25,974,964   1,679,053
     Coolpad Group, Ltd................................. 15,784,000   3,582,145
 #   Cosco International Holdings, Ltd..................  2,703,000   1,551,093
     COSCO Pacific, Ltd.................................  4,027,792   5,277,461
     Coslight Technology International Group Co., Ltd...    820,000     306,686
 #   CP Pokphand Co., Ltd............................... 26,938,594   3,708,538
 #   CPMC Holdings, Ltd.................................  2,524,000   1,392,086
 #   CT Environmental Group, Ltd........................  7,784,000   2,751,204
     DaChan Food Asia, Ltd..............................  1,725,955     190,077
 #   Dah Chong Hong Holdings, Ltd.......................  4,922,000   2,179,517
 #   Dalian Port PDA Co., Ltd. Class H..................  3,028,000   1,042,027
 #   DaMing International Holdings, Ltd.................    806,000     260,386
 #   Daphne International Holdings, Ltd.................  6,714,000   1,341,389
     Dawnrays Pharmaceutical Holdings, Ltd..............  2,630,943   2,559,041
 #   DBA Telecommunication Asia Holdings, Ltd...........  2,108,000      95,172
     Digital China Holdings, Ltd........................  5,320,800   5,285,450
 #   Dongjiang Environmental Co., Ltd. Class H..........    190,375     321,398
     Dongyue Group, Ltd.................................  7,432,000   2,059,229
 #   Dynasty Fine Wines Group, Ltd......................  1,614,000      56,213
     Embry Holdings, Ltd................................    473,000     250,130
     EVA Precision Industrial Holdings, Ltd.............  5,958,435   1,719,761
     EverChina International Holdings Co., Ltd.......... 17,180,000     609,190
     Evergreen International Holdings, Ltd..............  1,246,000     152,531
     Extrawell Pharmaceutical Holdings, Ltd.............  1,577,921      85,462
     Fantasia Holdings Group Co., Ltd................... 11,877,000   1,637,282
     Far East Horizon, Ltd..............................  1,391,000   1,291,053
 #   First Tractor Co., Ltd. Class H....................  1,771,176   1,202,483
     Franshion Properties China, Ltd.................... 23,818,300   7,674,351
     Freetech Road Recycling Technology Holdings, Ltd...  2,164,000     306,571
 #   Fufeng Group, Ltd..................................  6,185,600   3,730,002
     Fuguiniao Co., Ltd. Class H........................    153,200     265,958
 #   GCL-Poly Energy Holdings, Ltd...................... 48,038,000   9,712,502
     Geely Automobile Holdings, Ltd..................... 28,845,000  12,111,056
     Global Bio-Chem Technology Group Co., Ltd..........  9,996,800     545,868
     Glorious Property Holdings, Ltd.................... 14,915,501   1,827,736

                                     1980

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 CHINA -- (Continued)
     Goldbond Group Holdings, Ltd.......................    210,000 $    11,633
 #   Golden Eagle Retail Group, Ltd.....................  3,089,000   3,814,410
 #   Golden Meditech Holdings, Ltd......................  4,855,193     613,181
 #   Goldin Properties Holdings, Ltd....................  1,058,000     815,467
     Goldlion Holdings, Ltd.............................  1,474,962     654,228
     Goldpac Group, Ltd.................................  1,305,000     807,878
 #   GOME Electrical Appliances Holding, Ltd............ 57,831,000  10,023,533
     Good Friend International Holdings, Inc............    404,667     109,587
 #   Goodbaby International Holdings, Ltd...............  4,145,000   1,681,272
     Greatview Aseptic Packaging Co., Ltd...............  4,366,000   2,563,365
 #   Greenland Hong Kong Holdings, Ltd..................  1,531,000     870,033
 #   Greentown China Holdings, Ltd......................  4,469,648   4,441,970
 #   Guangdong Land Holdings, Ltd.......................  4,396,800   1,133,754
     Guangdong Yueyun Transportation Co., Ltd. Class H..    245,000     179,293
     Guangshen Railway Co., Ltd. Class H................  1,690,000     809,518
     Guangzhou R&F Properties Co., Ltd..................  4,864,000   4,876,249
 #   Guodian Technology & Environment Group Corp., Ltd.
       Class H..........................................  5,028,000     550,618
 #   Haitian International Holdings, Ltd................  3,051,000   6,330,477
 #   Hanergy Thin Film Power Group, Ltd................. 17,084,000   2,313,920
 #   Harbin Electric Co., Ltd. Class H..................  4,715,413   3,002,258
     Henderson Investment, Ltd..........................    596,000      53,790
 #   Hengdeli Holdings, Ltd............................. 14,433,399   2,101,481
 #   Hidili Industry International Development, Ltd.....  5,079,000     346,259
 #   Hilong Holding, Ltd................................  4,081,000   1,046,566
     Hisense Kelon Electrical Holdings Co., Ltd.
       Class H..........................................  1,679,000   1,232,729
 #   HKC Holdings, Ltd.................................. 19,289,447     537,237
     HL Technology Group, Ltd...........................    619,000     287,384
     HNA Infrastructure Co., Ltd. Class H...............    720,000     710,322
 #   Honghua Group, Ltd.................................  9,782,000     857,247
     Hopefluent Group Holdings, Ltd.....................    787,670     209,130
     Hopewell Highway Infrastructure, Ltd...............  4,662,000   2,224,419
 #   Hopson Development Holdings, Ltd...................  4,002,000   3,533,596
 #   HOSA International, Ltd............................  2,302,000   1,210,682
 #   Hua Han Bio-Pharmaceutical Holdings, Ltd........... 21,667,698   3,267,352
     Hua Lien International Holding Co., Ltd............    998,000      55,909
     Huabao International Holdings, Ltd................. 10,704,014   5,186,165
 #   Huadian Fuxin Energy Corp., Ltd. Class H...........  7,266,000   3,109,760
     Huaneng Renewables Corp., Ltd. Class H............. 21,172,000   9,015,094
     Hydoo International Holding, Ltd...................    338,000      42,701
     Inspur International, Ltd..........................  2,056,000     429,352
 #   Intime Retail Group Co., Ltd.......................  6,959,000   7,793,180
 #   Jiangnan Group, Ltd................................  4,540,000   1,175,460
     Jinchuan Group International Resources Co., Ltd....  3,808,000     203,586
     Jingwei Textile Machinery Class H..................  1,272,000   1,707,024
     Ju Teng International Holdings, Ltd................  5,126,000   2,254,703
     Jutal Offshore Oil Services, Ltd...................    728,000      75,809
     Kai Yuan Holdings, Ltd............................. 15,260,000     210,327
 #   Kaisa Group Holdings, Ltd..........................  9,828,000   1,483,271
     Kasen International Holdings, Ltd..................    222,000      27,966
     Kingboard Chemical Holdings, Ltd...................  4,036,921   6,777,805
     Kingboard Laminates Holdings, Ltd..................  5,419,000   2,374,777
 #   Kingdee International Software Group Co., Ltd...... 11,041,200   4,777,132
 #   Kingsoft Corp., Ltd................................    988,000   2,638,873

                                     1981

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
 CHINA -- (Continued)
     KWG Property Holding, Ltd..........................  10,280,950 $7,667,267
 #   Labixiaoxin Snacks Group, Ltd......................   2,222,000    265,868
     Lai Fung Holdings, Ltd.............................  27,157,614    577,679
 #   Le Saunda Holdings, Ltd............................   1,955,799    753,314
     Lee & Man Chemical Co., Ltd........................     998,785    554,014
 #   Lee & Man Paper Manufacturing, Ltd.................   9,066,000  5,549,232
     Lee's Pharmaceutical Holdings, Ltd.................     250,000    420,541
     Leoch International Technology, Ltd................   1,436,000    138,694
     Lianhua Supermarket Holdings Co., Ltd. Class H.....   2,353,600  1,254,895
 #   Lifetech Scientific Corp...........................   6,084,000  1,050,962
     Lingbao Gold Co., Ltd. Class H.....................     682,000    126,250
     Livzon Pharmaceutical Group, Inc. Class H..........     259,480  1,248,445
 #   Logan Property Holdings Co., Ltd...................     306,000    132,568
     Lonking Holdings, Ltd..............................  12,626,000  2,017,526
     Loudong General Nice Resources China Holdings,
       Ltd..............................................   7,842,140  1,070,723
 #   Maoye International Holdings, Ltd..................   6,946,000  1,027,933
 #   Microport Scientific Corp..........................   2,349,000    987,101
     MIE Holdings Corp..................................   5,958,000    882,083
     MIN XIN Holdings, Ltd..............................     568,000    415,140
 #   Mingfa Group International Co., Ltd................   7,047,000  1,725,176
     Mingyuan Medicare Development Co., Ltd.............   6,950,000    154,648
     Minmetals Land, Ltd................................   6,738,000    729,315
     Minth Group, Ltd...................................   3,313,000  6,635,424
 #   MMG, Ltd...........................................   8,410,000  2,285,593
     MOBI Development Co., Ltd..........................   1,562,000    320,025
     Nan Hai Corp., Ltd.................................  14,950,000    288,985
     Nature Home Holding Co., Ltd.......................     520,000     69,010
 #   NetDragon Websoft, Inc.............................     494,044  1,383,380
     New World Department Store China, Ltd..............   2,838,462    629,270
     Nine Dragons Paper Holdings, Ltd...................   9,746,000  7,214,784
     North Mining Shares Co., Ltd.......................  15,820,000    519,901
 #   NVC Lighting Holding, Ltd..........................   7,010,000    300,120
     O-Net Communications Group, Ltd....................   1,308,000    331,620
     Overseas Chinese Town Asia Holdings, Ltd...........   1,484,183    706,051
 #   Pacific Online, Ltd................................   2,302,365    741,860
     Parkson Retail Group, Ltd..........................   7,495,500  1,274,264
     PAX Global Technology, Ltd.........................   2,488,000  3,985,205
     Peak Sport Products Co., Ltd.......................   2,750,000    668,980
 #   Phoenix Healthcare Group Co., Ltd..................   1,218,000  1,993,884
 #   Phoenix Satellite Television Holdings, Ltd.........   6,366,000  1,649,681
 #   Poly Property Group Co., Ltd.......................  14,009,000  5,308,383
 #   Pou Sheng International Holdings, Ltd..............   8,891,806  1,145,170
     Powerlong Real Estate Holdings, Ltd................   6,464,000  1,207,717
     Prosperity International Holdings HK, Ltd..........   5,020,000    168,368
 #   PW Medtech Group, Ltd..............................   1,408,000    407,883
     Qingling Motors Co., Ltd. Class H..................   1,694,000    543,746
     Qunxing Paper Holdings Co., Ltd....................     669,913     32,665
     Real Gold Mining, Ltd..............................     300,500     10,195
 #   Real Nutriceutical Group, Ltd......................   5,098,000  1,233,002
 #   Renhe Commercial Holdings Co., Ltd................. 102,663,000  7,954,393
 #   REXLot Holdings, Ltd...............................  59,701,502  3,880,601
 #   Road King Infrastructure, Ltd......................   1,459,000  1,341,704
     Samson Holding, Ltd................................   3,499,000    464,639

                                     1982

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
CHINA -- (Continued)
#   Sany Heavy Equipment International Holdings Co.,
      Ltd.............................................   6,295,000 $ 1,370,833
    Scud Group, Ltd...................................   1,876,000     188,754
    Semiconductor Manufacturing International Corp.... 123,898,000  11,133,048
    Semiconductor Manufacturing International Corp.
      ADR.............................................      31,979     142,307
    Shandong Chenming Paper Holdings, Ltd. Class H....   2,074,500   1,013,271
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H.........................................   3,444,000   2,312,260
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H..     504,000     325,065
    Shanghai Industrial Holdings, Ltd.................   2,596,000   7,650,105
#   Shanghai Industrial Urban Development Group,
       Ltd............................................  10,316,000   2,100,040
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H...............................   6,956,000   2,343,789
    Shanghai Prime Machinery Co., Ltd. Class H........   4,298,000     819,859
    Shanghai Zendai Property, Ltd.....................   8,390,000     218,567
    Shengli Oil & Gas Pipe Holdings, Ltd..............   4,506,000     162,538
    Shenguan Holdings Group, Ltd......................   6,464,000   1,297,783
    Shenzhen Expressway Co., Ltd. Class H.............   4,024,400   2,964,535
    Shenzhen International Holdings, Ltd..............   5,663,251   9,361,250
    Shenzhen Investment, Ltd..........................  16,205,378   6,264,729
    Shougang Concord International Enterprises Co.,
      Ltd.............................................  28,796,000   1,540,898
#   Shougang Fushan Resources Group, Ltd..............  21,052,000   3,169,170
#   Shui On Land, Ltd.................................  23,796,643   6,503,793
    Shunfeng International Clean Energy, Ltd..........   4,966,000   1,786,586
    Sichuan Expressway Co., Ltd. Class H..............   4,984,000   1,890,587
    Sijia Group Co....................................   1,076,350      35,683
    Silver Grant International Industries, Ltd........   4,750,000     704,360
    SIM Technology Group, Ltd.........................   1,050,000      58,859
#   Sino Oil And Gas Holdings, Ltd....................  71,702,766   1,553,306
    Sino-Ocean Land Holdings, Ltd.....................   8,463,604   5,833,856
    Sinofert Holdings, Ltd............................  13,929,327   2,315,618
    Sinolink Worldwide Holdings, Ltd..................  10,218,800   1,079,886
#   SinoMedia Holding, Ltd............................   1,983,000     952,606
#   Sinopec Engineering Group Co., Ltd. Class H.......     907,000     741,196
#   Sinopec Kantons Holdings, Ltd.....................   2,510,000   1,597,635
#   Sinosoft Technology Group, Ltd....................   1,890,000   1,067,052
#   Sinotrans Shipping, Ltd...........................   6,209,086   1,393,081
    Sinotrans, Ltd. Class H...........................   9,671,000   5,923,637
    Sinotruk Hong Kong, Ltd...........................   3,678,500   1,934,725
    SITC International Holdings Co., Ltd..............   4,577,000   2,630,877
    Skyworth Digital Holdings, Ltd....................  10,365,245   7,956,586
#   SMI Holdings Group, Ltd...........................  14,404,066   1,447,194
    SOHO China, Ltd...................................   8,332,000   5,252,467
    Solargiga Energy Holdings, Ltd....................   9,199,000     286,988
#   Sound Global, Ltd.................................     193,000         193
#   Sparkle Roll Group, Ltd...........................   6,616,000     366,613
    Springland International Holdings, Ltd............   4,080,000   1,397,476
#   SPT Energy Group, Inc.............................   4,844,000     604,350
    SRE Group, Ltd....................................  16,652,346     870,683
#   SSY Group, Ltd....................................  11,234,000   3,387,278
    Sun King Power Electronics Group..................     132,000      22,770
    Sunac China Holdings, Ltd.........................  11,569,000  10,328,586
#   Sunny Optical Technology Group Co., Ltd...........   3,495,000   6,731,088
    TCC International Holdings, Ltd...................   8,440,647   2,165,019
#   TCL Communication Technology Holdings, Ltd........   3,218,198   2,496,430
#   TCL Multimedia Technology Holdings, Ltd...........   3,322,510   1,712,304

                                     1983

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
 CHINA -- (Continued)
 #   Technovator International, Ltd......................    340,000 $  257,099
 #   Tenfu Cayman Holdings Co., Ltd......................    185,000     77,852
 #   Tenwow International Holdings, Ltd..................    924,000    342,099
     Texhong Textile Group, Ltd..........................  1,890,000  1,930,050
 #   Tian An China Investment Co., Ltd...................  1,383,000    828,054
     Tian Shan Development Holding, Ltd..................  1,600,000    693,348
     Tiande Chemical Holdings, Ltd.......................     64,000     11,228
 #   Tiangong International Co., Ltd.....................  7,880,000    862,407
 #   Tianjin Capital Environmental Protection Group Co.,
       Ltd. Class H......................................  1,572,000    982,852
 #   Tianjin Development Holdings, Ltd...................  2,116,000  1,762,477
     Tianjin Jinran Public Utilities Co., Ltd. Class H...  2,970,000    470,735
     Tianjin Port Development Holdings, Ltd.............. 10,556,800  2,163,377
 #   Tianneng Power International, Ltd...................  4,420,048  2,044,726
 #   Tibet 5100 Water Resources Holdings, Ltd............  7,539,000  2,136,120
     Time Watch Investments, Ltd.........................  1,456,000    251,437
 #   Tomson Group, Ltd...................................  1,178,575    276,853
 #   Tong Ren Tang Technologies Co., Ltd. Class H........  3,302,000  5,124,674
     Tongda Group Holdings, Ltd.......................... 16,750,000  2,826,135
     Tonly Electronics Holdings, Ltd.....................    431,176    327,597
     Top Spring International Holdings, Ltd..............    150,500     71,409
 #   Towngas China Co., Ltd..............................  5,430,000  4,964,327
     TPV Technology, Ltd.................................  4,889,964    831,356
     Travelsky Technology, Ltd. Class H..................  4,569,090  5,529,228
 #   Trigiant Group, Ltd.................................  3,526,000    832,314
     Trony Solar Holdings Co., Ltd.......................  1,757,000     26,744
 #   Truly International Holdings, Ltd...................  8,033,573  2,704,164
 #   Uni-President China Holdings, Ltd...................  5,570,000  5,124,016
     United Energy Group, Ltd............................ 13,424,450  1,627,889
 #   Universal Health International......................  5,818,000  2,483,530
 #   V1 Group, Ltd....................................... 20,329,600  1,778,863
     Wanguo International Mining Group, Ltd..............    308,000     90,425
     Wasion Group Holdings, Ltd..........................  2,898,000  3,823,178
     Weiqiao Textile Co. Class H.........................  2,785,500  1,453,413
     Welling Holding, Ltd................................  5,954,000  1,190,084
     West China Cement, Ltd.............................. 16,556,000  2,987,038
 #   Wisdom Holdings Group...............................  3,767,000  1,969,745
     World Wide Touch Technology Holdings, Ltd...........  1,084,000    156,621
     Wumart Stores, Inc. Class H.........................  2,513,000  1,553,176
 #   Wuzhou International Holdings, Ltd..................  7,378,000  1,284,867
 #   Xiamen International Port Co., Ltd. Class H.........  6,010,000  1,843,965
     Xiao Nan Guo Restaurants Holdings, Ltd..............    792,000     93,856
     Xinchen China Power Holdings, Ltd...................    341,000    106,415
     Xingda International Holdings, Ltd..................  5,577,000  1,359,440
     Xinhua Winshare Publishing and Media Co., Ltd.
       Class H...........................................    964,103    861,797
     Xinjiang Xinxin Mining Industry Co., Ltd. Class H...  4,511,598    604,609
     Xiwang Special Steel Co., Ltd.......................  3,409,000    421,710
     XTEP International Holdings, Ltd....................  3,849,000  1,673,907
     Yanchang Petroleum International, Ltd............... 26,870,000    803,559
     Yingde Gases Group Co., Ltd.........................  5,983,500  3,567,620
 #   Yip's Chemical Holdings, Ltd........................  1,734,000    898,862
     Youyuan International Holdings, Ltd.................  1,544,070    332,489
     Yuanda China Holdings, Ltd.......................... 12,566,000    769,411
     Yuexiu Property Co., Ltd............................ 47,444,284  9,356,456

                                     1984

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
 CHINA -- (Continued)
 #   Yuexiu Transport Infrastructure, Ltd..............  3,850,018 $  2,536,754
 #   Yuzhou Properties Co., Ltd........................  6,069,120    1,346,025
 #   Zall Development Group, Ltd.......................  4,266,000    1,711,371
 #   Zhaojin Mining Industry Co., Ltd..................  5,505,000    2,563,301
     Zhengzhou Coal Mining Machinery Group Co., Ltd.
       Class H.........................................  1,008,200      506,883
 #   Zhong An Real Estate, Ltd.........................  6,952,400      762,741
 #   Zhongsheng Group Holdings, Ltd....................  3,328,500    2,011,269
     Zhuhai Holdings Investment Group, Ltd.............    642,000      111,635
                                                                   ------------
 TOTAL CHINA...........................................             730,857,778
                                                                   ------------
 COLOMBIA -- (0.1%)
     Bolsa de Valores de Colombia...................... 29,054,344      162,422
     Celsia SA ESP.....................................    718,686    1,045,588
     Cemex Latam Holdings SA...........................    453,657    1,991,050
     Constructora Conconcreto SA.......................    293,150      117,056
     Corp. Financiera Colombiana SA....................     29,206      383,329
     Empresa de Telecomunicaciones de Bogota...........  2,207,300      430,730
     Fabricato SA......................................    363,443        2,259
     Grupo Odinsa SA...................................     19,092       48,029
     Interconexion Electrica SA ESP....................    207,286      509,578
     Isagen SA ESP.....................................  1,439,700    1,464,695
     Mineros SA........................................    102,961       64,440
                                                                   ------------
 TOTAL COLOMBIA........................................               6,219,176
                                                                   ------------
 GREECE -- (0.4%)
     Aegean Airlines SA................................    246,576    1,600,699
     Astir Palace Vouliagmeni SA.......................     38,033       89,600
     Athens Water Supply & Sewage Co. SA (The).........    138,786      823,199
     Attica Bank SA....................................  1,077,474       72,808
     Bank of Greece....................................    142,930    1,472,504
     Ellaktor SA.......................................    909,399    1,665,003
     Elval - Hellenic Aluminium Industry SA............     61,004       95,840
     Fourlis Holdings SA...............................    283,268      810,134
     Frigoglass SAIC...................................    167,513      361,089
     GEK Terna Holding Real Estate Construction SA.....    475,188      826,425
     Hellenic Exchanges - Athens Stock Exchange SA.....    536,300    2,495,759
     Iaso SA...........................................    234,070      173,302
     Intracom Holdings SA..............................    686,768      293,384
     Intralot SA-Integrated Lottery Systems &
       Services........................................    865,039    1,577,097
     Lamda Development SA..............................     92,510      385,571
     Marfin Investment Group Holdings SA...............  6,320,159      825,632
     Metka SA..........................................    188,510    1,499,092
     Motor Oil Hellas Corinth Refineries SA............    276,428    2,510,232
     Mytilineos Holdings SA............................    427,975    2,519,474
     Piraeus Port Authority SA.........................     42,172      574,454
     Sarantis SA.......................................     96,712      805,102

                                     1985

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
 GREECE -- (Continued)
     Terna Energy SA.....................................   257,713 $   783,170
                                                                    -----------
 TOTAL GREECE............................................            22,259,570
                                                                    -----------
 HUNGARY -- (0.0%)
 #   FHB Mortgage Bank P.L.C.............................    27,009      74,295
                                                                    -----------
 INDIA -- (13.4%)
     3M India, Ltd.......................................     5,470     741,328
     Aarti Industries....................................   191,298   1,242,149
     Aban Offshore, Ltd..................................   181,463     842,319
     ABG Shipyard, Ltd...................................   229,253     642,346
     Adani Power, Ltd.................................... 5,408,784   2,309,629
     Advanta, Ltd........................................   197,455   1,592,046
     Aegis Logistics, Ltd................................   117,137   1,603,100
     Agro Tech Foods, Ltd................................    62,964     615,117
     AIA Engineering, Ltd................................   229,359   3,550,547
     Ajanta Pharma, Ltd..................................   312,626   7,652,078
     Akzo Nobel India, Ltd...............................    67,372   1,431,125
     Alembic Pharmaceuticals, Ltd........................   571,962   6,384,683
     Alembic, Ltd........................................   624,014     480,823
     Allahabad Bank...................................... 1,986,940   2,841,310
     Allcargo Logistics, Ltd.............................   170,945     801,650
     Alok Industries, Ltd................................ 6,468,731     654,200
     Alstom India, Ltd...................................   206,198   2,634,484
     Alstom T&D India, Ltd...............................   134,943   1,182,903
     Amara Raja Batteries, Ltd...........................   596,481   8,187,280
     Amtek Auto, Ltd.....................................   909,285   2,386,896
     Anant Raj, Ltd...................................... 1,147,745     736,937
     Andhra Bank......................................... 2,143,036   2,472,692
     Apar Industries, Ltd................................    93,549     622,218
     Apollo Hospitals Enterprise, Ltd....................    65,541   1,394,494
     Apollo Tyres, Ltd................................... 1,991,620   6,283,160
 *   Arvind Infrastructure, Ltd..........................   181,595          --
     Arvind, Ltd......................................... 1,815,952   8,979,781
     Asahi India Glass, Ltd..............................   409,958   1,091,618
     Ashok Leyland, Ltd.................................. 8,562,959  11,284,477
     Astral Polytechnik, Ltd.............................     4,875      28,382
     Atul, Ltd...........................................    80,668   1,600,569
     Aurobindo Pharma, Ltd...............................   306,682   3,619,591
     Automotive Axles, Ltd...............................    11,656     135,395
     Bajaj Corp., Ltd....................................   382,136   2,719,519
     Bajaj Electricals, Ltd..............................   252,837   1,018,690
     Bajaj Finance, Ltd..................................    36,778   3,139,875
     Bajaj Finserv, Ltd..................................    66,761   1,921,321
     Bajaj Hindusthan Sugar, Ltd......................... 1,721,602     395,969
     Bajaj Holdings & Investment, Ltd....................   117,527   2,680,823
     Balkrishna Industries, Ltd..........................   243,487   2,577,975
     Ballarpur Industries, Ltd........................... 1,878,459     442,398
     Balmer Lawrie & Co., Ltd............................   115,334   1,138,675
     Balrampur Chini Mills, Ltd.......................... 1,505,731   1,188,792

                                     1986

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 INDIA -- (Continued)
     Bank of India........................................ 1,521,136 $3,884,597
     Bank Of Maharashtra.................................. 1,124,781    673,940
     Bannari Amman Sugars, Ltd............................    15,663    189,940
     BASF India, Ltd......................................    86,074  1,593,003
     Bata India, Ltd......................................   145,561  2,711,279
     BEML, Ltd............................................   269,474  6,375,949
     Berger Paints India, Ltd............................. 2,012,622  6,817,710
     BGR Energy Systems, Ltd..............................   161,858    306,557
     Bhushan Steel, Ltd...................................   148,409    136,379
     Biocon, Ltd..........................................   628,582  4,478,622
     Birla Corp., Ltd.....................................   160,261  1,109,416
     Blue Dart Express, Ltd...............................    33,361  3,641,576
     Blue Star, Ltd.......................................   254,990  1,499,973
     Bombay Dyeing & Manufacturing Co., Ltd............... 1,482,771  2,018,733
     Brigade Enterprises, Ltd.............................   175,658    393,584
     Britannia Industries, Ltd............................    51,563  2,536,666
     Canara Bank..........................................     9,755     41,908
     Carborundum Universal, Ltd...........................   329,688    943,236
     Castex Technologies, Ltd.............................   557,631  1,540,485
     CCL Products India, Ltd..............................   498,215  1,885,638
     Ceat, Ltd............................................   207,428  2,964,899
     Central Bank Of India................................   353,964    582,114
     Century Plyboards India, Ltd.........................   515,785  1,681,378
     Century Textiles & Industries, Ltd...................   839,501  9,209,865
     CESC, Ltd............................................   589,707  5,188,015
     Chambal Fertilizers and Chemicals, Ltd............... 1,562,364  1,472,202
     Chennai Petroleum Corp., Ltd.........................   544,866  1,626,473
     Cholamandalam Investment and Finance Co., Ltd........    74,554    799,016
     City Union Bank, Ltd................................. 1,637,919  2,584,548
     Clariant Chemicals India, Ltd........................    75,223    961,239
     Claris Lifesciences, Ltd.............................    82,834    325,029
     CMC, Ltd.............................................    65,297  1,974,410
     Coromandel International, Ltd........................   546,870  2,062,178
     Corp. Bank........................................... 1,302,641  1,036,599
     Cox & Kings, Ltd.....................................   693,708  3,157,275
     Credit Analysis & Research, Ltd......................     1,552     34,332
     CRISIL, Ltd..........................................    60,465  1,922,909
     Crompton Greaves, Ltd................................ 3,321,025  9,548,684
     Cyient, Ltd..........................................   358,058  3,037,433
     Dalmia Bharat, Ltd...................................   105,109  1,164,291
     DB Corp., Ltd........................................    43,770    224,185
     DB Realty, Ltd....................................... 1,061,642  1,020,675
     DCB Bank, Ltd........................................ 2,095,745  4,302,080
     DCM Shriram, Ltd.....................................   260,162    503,222
     Deepak Fertilisers & Petrochemicals Corp., Ltd.......   288,668    635,584
     Delta Corp., Ltd..................................... 1,116,427  1,316,856
     DEN Networks, Ltd....................................   427,336  1,079,233
     Dena Bank............................................ 1,576,287  1,112,827
     Dewan Housing Finance Corp., Ltd.....................    27,941    209,793
     Dhanuka Agritech, Ltd................................     2,452     23,238
     Dish TV India, Ltd................................... 4,089,775  7,384,899
     Dishman Pharmaceuticals & Chemicals, Ltd.............   431,572  1,404,347
     Dynamatic Technologies, Ltd..........................     6,426    304,156

                                     1987

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
  INDIA -- (Continued)
        eClerx Services, Ltd............................     96,716 $ 2,235,344
        Edelweiss Financial Services, Ltd...............  2,117,863   2,160,127
        EID Parry India, Ltd............................    554,496   1,284,122
        EIH, Ltd........................................    970,175   1,702,473
        Electrosteel Castings, Ltd......................    711,611     236,697
        Elgi Equipments, Ltd............................    238,521     536,216
        Emami, Ltd......................................    101,259   2,060,444
        Engineers India, Ltd............................    767,434   2,899,293
        Entertainment Network India, Ltd................     63,018     697,353
        Eros International Media, Ltd...................    285,043   2,590,816
        Escorts, Ltd....................................    643,674   1,410,498
        Ess Dee Aluminium, Ltd..........................    100,468     576,280
        Essar Oil, Ltd..................................  2,063,648   6,210,430
        Essar Ports, Ltd................................    514,193     837,315
        Essel Propack, Ltd..............................    488,306   1,171,765
        Eveready Industries India, Ltd..................    208,926   1,074,913
        Exide Industries, Ltd...........................  2,347,734   5,341,597
        FAG Bearings India, Ltd.........................     32,809   2,453,555
        FDC, Ltd........................................    458,029   1,184,850
        Federal Bank, Ltd............................... 10,468,550  11,011,356
        Federal-Mogul Goetze India, Ltd.................     72,593     436,390
        Financial Technologies India, Ltd...............    124,447     288,560
        Finolex Cables, Ltd.............................    771,546   3,066,255
        Finolex Industries, Ltd.........................    425,523   1,830,639
        Firstsource Solutions, Ltd......................  2,055,196   1,100,219
        Fortis Healthcare, Ltd..........................  1,215,892   3,613,659
        Future Consumer Enterprise, Ltd.................  5,075,479   1,324,955
        Future Retail, Ltd..............................    928,426   1,778,464
        Gabriel India, Ltd..............................    529,591     719,011
        Gammon Infrastructure Projects, Ltd.............    491,684      89,407
        Gateway Distriparks, Ltd........................    606,193   3,511,300
        Gati, Ltd.......................................    220,146     616,355
        GHCL, Ltd.......................................     66,113      93,553
        Gillette India, Ltd.............................     14,470   1,166,356
        Global Offshore Services, Ltd...................     75,764     724,678
        GMR Infrastructure, Ltd......................... 15,201,104   3,338,347
        Godfrey Phillips India, Ltd.....................     33,429     295,921
        Godrej Industries, Ltd..........................    291,266   1,775,189
        Godrej Properties, Ltd..........................    574,906   2,403,050
        Graphite India, Ltd.............................    397,865     494,958
        Great Eastern Shipping Co., Ltd. (The)..........    535,142   2,901,420
        Greaves Cotton, Ltd.............................    692,999   1,610,151
        Grindwell Norton, Ltd...........................     20,536     246,606
        Gruh Finance, Ltd...............................    222,390     849,924
        Gujarat Alkalies & Chemicals, Ltd...............    209,464     549,955
        Gujarat Fluorochemicals, Ltd....................    219,564   2,425,465
        Gujarat Gas, Ltd................................    319,983   3,710,450
        Gujarat Industries Power Co., Ltd...............     98,741     126,702
        Gujarat Mineral Development Corp., Ltd..........    803,287   1,143,079
        Gujarat Narmada Valley Fertilizers & Chemicals,
          Ltd...........................................    350,398     352,264
        Gujarat Pipavav Port, Ltd.......................  1,009,397   3,702,955
        Gujarat State Fertilisers & Chemicals, Ltd......    969,096   1,105,986
        Gujarat State Petronet, Ltd.....................  1,614,357   3,253,958

                                     1988

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
   INDIA -- (Continued)
         Gulf Oil Corp., Ltd.............................     76,450 $  195,921
         Gulf Oil Lubricants India, Ltd..................     76,450    580,476
         GVK Power & Infrastructure, Ltd.................  7,291,368  1,033,551
         Hathway Cable & Datacom, Ltd....................  1,902,964  1,482,758
         Havells India, Ltd..............................  2,134,174  9,267,910
         HCL Infosystems, Ltd............................    626,484    444,126
         HEG, Ltd........................................     94,448    276,394
         HeidelbergCement India, Ltd.....................    822,776    935,329
         Hexa Tradex, Ltd................................     73,518     25,977
         Hexaware Technologies, Ltd......................  1,734,722  7,747,326
         Hikal, Ltd......................................     77,780    156,654
         Himachal Futuristic Communications, Ltd.........  5,405,012  1,114,419
         Hinduja Global Solutions, Ltd...................     30,903    239,798
         Hinduja Ventures, Ltd...........................     36,075    250,227
         Hindustan Construction Co., Ltd.................  1,572,759    544,756
         Hitachi Home & Life Solutions India, Ltd........     64,496  1,493,450
         Honeywell Automation India, Ltd.................     13,295  1,799,370
         Hotel Leela Venture, Ltd........................    540,246    181,531
         Housing Development & Infrastructure, Ltd.......  4,586,157  6,137,088
         HSIL, Ltd.......................................    269,118  1,258,111
         HT Media, Ltd...................................    539,420    740,259
         Huhtamaki PPL, Ltd..............................    117,975    556,672
         ICRA, Ltd.......................................      1,761    117,652
         IDBI Bank, Ltd..................................  5,021,577  5,135,204
         IFB Industries, Ltd.............................     20,210    148,632
         IIFL Holdings, Ltd..............................  1,387,160  4,243,389
         IL&FS Transportation Networks, Ltd..............    605,289  1,399,909
         India Cements, Ltd. (The).......................  2,463,442  3,556,168
         Indian Bank.....................................    708,201  1,461,434
         Indian Hotels Co., Ltd..........................  2,876,440  4,223,817
         Indian Overseas Bank............................  1,962,918  1,162,003
         Indoco Remedies, Ltd............................    294,727  1,568,304
         Indraprastha Gas, Ltd...........................    468,548  3,543,685
         Info Edge India, Ltd............................    158,914  2,068,296
         Ingersoll-Rand India, Ltd.......................     92,496  1,385,327
         Inox Leisure, Ltd...............................    351,477  1,281,439
         Intellect Design Arena, Ltd.....................    628,348  1,366,438
         International Paper APPM, Ltd...................     57,705    283,189
         Ipca Laboratories, Ltd..........................    370,908  3,913,366
         IRB Infrastructure Developers, Ltd..............  1,580,511  6,044,109
         ITD Cementation India, Ltd......................     13,533    151,416
         J Kumar Infraprojects, Ltd......................      5,195     59,899
         Jagran Prakashan, Ltd...........................    778,964  1,618,352
         Jai Corp., Ltd..................................    104,735     97,965
         Jain Irrigation Systems, Ltd....................  3,094,070  3,588,987
         Jaiprakash Associates, Ltd...................... 12,131,929  1,824,033
         Jaiprakash Power Ventures, Ltd..................  6,325,569    621,359
         Jammu & Kashmir Bank, Ltd. (The)................  2,088,571  3,411,558
         Jaypee Infratech, Ltd...........................  3,746,133    799,124
         JB Chemicals & Pharmaceuticals, Ltd.............    253,609  1,122,582
         JBF Industries, Ltd.............................    188,870    882,598
         Jindal Poly Films, Ltd..........................    104,923    506,575
         Jindal Saw, Ltd.................................  1,547,608  1,838,673

                                     1989

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
      Jindal South West Holdings, Ltd...................    21,339 $  288,521
      Jindal Stainless, Ltd.............................   202,416    131,012
      Jindal Steel & Power, Ltd......................... 3,052,619  3,739,874
      JK Cement, Ltd....................................   193,891  2,043,047
      JK Lakshmi Cement, Ltd............................   482,460  2,533,026
      JK Tyre & Industries, Ltd.........................   971,072  1,735,244
      JM Financial, Ltd................................. 2,073,645  1,684,409
      JSW Energy, Ltd................................... 2,082,694  2,729,638
      Jubilant Foodworks, Ltd...........................   309,849  8,861,979
      Jubilant Life Sciences, Ltd.......................   544,358  2,227,451
      Just Dial, Ltd....................................   144,759  2,449,047
      Jyothy Laboratories, Ltd..........................   415,956  1,967,279
      Kajaria Ceramics, Ltd.............................   311,370  3,609,705
      Kakinada Fertilizers, Ltd.........................   632,948     20,750
      Kalpataru Power Transmission, Ltd.................   475,211  2,014,204
      Kansai Nerolac Paints, Ltd........................   354,626  1,412,077
      Karnataka Bank, Ltd. (The)........................ 1,655,861  3,616,926
      Karur Vysya Bank, Ltd. (The)......................   451,224  3,353,324
      Kaveri Seed Co., Ltd..............................   202,438  2,348,085
      KAYA, Ltd.........................................     6,469    156,086
      KEC International, Ltd............................   776,288  1,760,114
      Kesoram Industries, Ltd...........................   491,598    738,733
      Kewal Kiran Clothing, Ltd.........................     1,598     55,405
      Kirloskar Brothers, Ltd...........................       817      2,776
      Kirloskar Oil Engines, Ltd........................   237,212  1,201,496
      Kolte-Patil Developers, Ltd.......................   193,641    580,637
      Kotak Mahindra Bank, Ltd..........................    30,633    332,351
      KPIT Technologies, Ltd............................ 1,019,605  1,768,846
      KRBL, Ltd.........................................   472,029  1,379,720
      KSB Pumps, Ltd....................................    51,306    497,910
      KSK Energy Ventures, Ltd..........................   203,720    133,287
      Lakshmi Machine Works, Ltd........................    27,921  1,562,922
      Lakshmi Vilas Bank, Ltd. (The)....................   877,422  1,216,254
      Lanco Infratech, Ltd.............................. 6,716,064    392,222
      Mahanagar Telephone Nigam, Ltd.................... 1,095,049    323,290
      Maharashtra Seamless, Ltd.........................   210,955    609,794
      Mahindra & Mahindra Financial Services, Ltd.......   214,465    863,017
      Mahindra CIE Automotive, Ltd......................    73,042    296,773
      Mahindra Holidays & Resorts India, Ltd............   226,940  1,019,965
      Mahindra Lifespace Developers, Ltd................   115,825    805,202
      Mandhana Industries, Ltd..........................    35,435    144,285
      Mangalore Refinery & Petrochemicals, Ltd.......... 1,776,908  2,005,466
      MAX India, Ltd....................................   931,335  7,919,107
      Mayur Uniquoters, Ltd.............................     3,754     23,824
      McLeod Russel India, Ltd..........................   494,570  1,743,854
      Mercator, Ltd.....................................   218,843     74,437
      Merck, Ltd........................................    63,523    811,583
      Metalyst Forgings, Ltd............................    27,962     53,617
      MindTree, Ltd.....................................   347,160  6,951,998
      Minefields Computers, Ltd.........................    47,137    211,762
      MOIL, Ltd.........................................   158,280    574,732
      Monsanto India, Ltd...............................    53,778  2,731,985
      Motherson Sumi Systems, Ltd.(6743990).............   184,089    995,825

                                     1990

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
      Motherson Sumi Systems, Ltd.()....................    92,044 $  498,779
      Motilal Oswal Financial Services, Ltd.............    47,774    265,051
      Mphasis, Ltd......................................   473,698  3,113,320
      MPS, Ltd..........................................    22,289    281,708
      MRF, Ltd..........................................     9,763  6,226,118
      Natco Pharma, Ltd.................................   123,350  4,459,362
      National Aluminium Co., Ltd....................... 1,409,737    778,893
      Nava Bharat Ventures, Ltd.........................    13,117     34,394
      Navneet Education, Ltd............................   659,686  1,046,430
      NCC, Ltd.......................................... 5,397,767  6,908,870
      NESCO, Ltd........................................    40,456    953,970
      NIIT Technologies, Ltd............................   316,328  2,380,852
      NIIT, Ltd.........................................   167,888    213,558
      Nirvikara Paper Mills, Ltd........................    25,924     30,404
      Nitin Fire Protection Industries, Ltd.............   824,985    404,374
      Noida Toll Bridge Co., Ltd........................    24,573      9,495
      Oberoi Realty, Ltd................................   434,903  1,778,377
      OCL India, Ltd....................................    67,894    553,938
      OMAXE, Ltd........................................   650,924  1,364,964
      Orient Cement, Ltd................................   351,095  1,014,027
      Oriental Bank of Commerce......................... 1,139,579  3,029,804
      Orissa Minerals Development Co., Ltd..............     6,645    272,517
      Page Industries, Ltd..............................    28,392  6,101,876
      Parsvnath Developers, Ltd.........................   652,167    194,336
      PC Jeweller, Ltd..................................   443,730  3,175,204
      Peninsula Land, Ltd...............................   559,353    224,269
      Persistent Systems, Ltd...........................   226,889  2,352,293
      Petronet LNG, Ltd................................. 1,512,991  4,541,947
      Pfizer, Ltd.......................................    89,525  3,069,727
      Phoenix Mills, Ltd. (The).........................   282,803  1,623,951
      PI Industries, Ltd................................   400,276  4,095,560
      Pidilite Industries, Ltd..........................    35,725    310,497
      Pipavav Defence & Offshore Engineering Co., Ltd... 1,532,809  1,436,117
      Piramal Enterprises, Ltd..........................   232,114  3,315,563
      Plethico Pharmaceuticals, Ltd.....................    27,529     14,197
      Polaris Consulting & Services Ltd.................   635,637  1,892,157
      Praj Industries, Ltd..............................   655,921  1,121,927
      Prakash Industries, Ltd...........................   115,847     50,221
      Prestige Estates Projects, Ltd....................   620,571  2,131,186
      Prism Cement, Ltd.................................   645,641  1,077,455
      PTC India Financial Services, Ltd................. 2,001,598  1,330,068
      PTC India, Ltd.................................... 2,706,986  2,909,386
      Punj Lloyd, Ltd................................... 1,344,331    563,778
      Punjab & Sind Bank................................   445,662    299,436
      Puravankara Projects, Ltd.........................   379,585    408,494
      PVR, Ltd..........................................     4,228     55,612
      Radico Khaitan, Ltd...............................   571,210    838,274
      Rain Industries, Ltd.............................. 1,027,104    680,085
      Rajesh Exports, Ltd...............................   106,849    875,617
      Rallis India, Ltd.................................   709,407  2,404,982
      Ramco Cements, Ltd. (The).........................   565,925  3,147,851
      Ramco Systems, Ltd................................     8,484    127,099
      Ratnamani Metals & Tubes, Ltd.....................    48,512    428,379

                                     1991

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
      Raymond, Ltd......................................   335,487 $2,474,101
      Redington India, Ltd.............................. 1,539,884  2,832,479
      REI Agro, Ltd..................................... 2,301,465     17,985
      Relaxo Footwears, Ltd.............................    61,193    533,262
      Reliance Communications, Ltd...................... 2,665,243  2,923,155
      Reliance Infrastructure, Ltd......................   935,969  6,023,648
      Reliance Power, Ltd............................... 3,705,698  2,455,306
      Repco Home Finance, Ltd...........................     7,394     79,140
      Rolta India, Ltd..................................   839,332  1,488,446
      Ruchi Soya Industries, Ltd........................ 1,062,915    609,990
      Sadbhav Engineering, Ltd..........................   314,907  1,569,768
      Sanghvi Movers, Ltd...............................     9,303     53,666
      Sanofi India, Ltd.................................    32,717  2,187,949
      Schneider Electric Infrastructure, Ltd............    40,849    126,861
      Shasun Pharmaceuticals, Ltd.......................   147,908    893,368
      Shipping Corp. of India, Ltd...................... 1,334,440  1,347,570
      Shoppers Stop, Ltd................................    16,586    105,094
      Shree Renuka Sugars, Ltd.......................... 3,891,230    534,058
      Shyam Century Ferrous.............................   137,796     10,101
      Simplex Infrastructures, Ltd......................   101,949    589,644
      Sintex Industries, Ltd............................ 3,128,660  5,649,740
      SITI Cable Network, Ltd........................... 1,077,037    596,508
      SJVN, Ltd......................................... 2,558,418  1,015,863
      SKF India, Ltd....................................   129,081  2,601,246
      SML ISUZU, Ltd....................................    50,670  1,027,607
      Sobha, Ltd........................................   489,621  2,674,665
      Solar Industries India, Ltd.......................    25,572  1,557,157
      Sona Koyo Steering Systems, Ltd...................   301,545    339,815
      Sonata Software, Ltd..............................   351,326    850,702
      South Indian Bank, Ltd. (The)..................... 5,158,360  1,836,615
      SREI Infrastructure Finance, Ltd..................   223,216    130,582
      SRF, Ltd..........................................   200,626  4,312,550
      Star Ferro and Cement, Ltd........................   137,796    342,010
      State Bank of Bikaner & Jaipur....................   140,255  1,166,282
      State Bank of Travancore..........................   100,368    665,983
      Sterlite Technologies, Ltd........................ 1,248,130  1,978,012
      Strides Arcolab, Ltd..............................   338,221  6,695,643
      Styrolution ABS India, Ltd........................    23,441    269,915
      Sun Pharma Advanced Research Co., Ltd.............   628,986  4,003,071
      Sun TV Network, Ltd...............................   404,392  2,120,257
      Sundaram Finance, Ltd.............................    29,582    735,366
      Sundaram-Clayton, Ltd.............................     3,890    116,385
      Sundram Fasteners, Ltd............................   578,128  1,595,897
      Suprajit Engineering, Ltd.........................     5,923     13,204
      Supreme Industries, Ltd...........................   288,382  2,801,909
      Supreme Petrochem, Ltd............................   103,075    187,906
      Surana Industries, Ltd............................     8,457      2,602
      Swaraj Engines, Ltd...............................    17,507    250,649
      Syndicate Bank.................................... 2,277,512  3,366,886
      TAKE Solutions, Ltd...............................   225,127    515,318
      Tamil Nadu Newsprint & Papers, Ltd................   115,331    359,080
      Tata Chemicals, Ltd...............................   421,074  3,216,018
      Tata Communications, Ltd..........................   860,409  6,030,451

                                     1992

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
  INDIA -- (Continued)
        Tata Elxsi, Ltd................................    255,993 $  6,796,691
        Tata Global Beverages, Ltd.....................  3,417,099    7,453,454
        Tata Sponge Iron, Ltd..........................     77,951      622,423
        Tata Teleservices Maharashtra, Ltd.............  4,512,759      527,230
        Techno Electric & Engineering Co., Ltd.........    118,945      975,039
        Texmaco Rail & Engineering, Ltd................    275,783      539,083
        Thermax, Ltd...................................    295,530    4,802,476
        Time Technoplast, Ltd..........................    603,257      619,960
        Timken India, Ltd..............................    184,010    1,730,040
        Titagarh Wagons, Ltd...........................    640,715    1,162,914
        Torrent Pharmaceuticals, Ltd...................    365,996    8,194,937
        Torrent Power, Ltd.............................    948,972    2,167,470
        Transport Corp. of India, Ltd..................    241,387      998,237
        Tree House Education and Accessories, Ltd......    159,918    1,014,682
        Trent, Ltd.....................................     44,342      842,932
        Triveni Turbine, Ltd...........................    483,361      938,708
        TTK Prestige, Ltd..............................     37,820    2,341,741
        Tube Investments of India, Ltd.................    517,575    3,194,965
        TV18 Broadcast, Ltd............................  4,399,423    2,546,687
        TVS Motor Co., Ltd.............................  2,038,480    7,552,405
        UCO Bank.......................................  1,890,843    1,549,436
        Uflex, Ltd.....................................    219,961      545,056
        Unichem Laboratories, Ltd......................    307,193    1,214,577
        Union Bank of India............................  2,561,512    7,006,061
        Unitech, Ltd................................... 23,848,454    2,803,294
        UPL, Ltd.......................................  1,183,094    9,861,774
        Usha Martin, Ltd...............................    600,925      167,781
        Uttam Galva Steels, Ltd........................     59,647       32,079
        V-Guard Industries, Ltd........................     96,893    1,439,177
        VA Tech Wabag, Ltd.............................    266,467    3,180,541
        Vaibhav Global, Ltd............................      3,689       22,856
        Vakrangee, Ltd.................................    874,972    2,261,478
        Vardhman Textiles, Ltd.........................    157,013    1,956,783
        Vesuvius India, Ltd............................      1,802       21,524
        Videocon Industries, Ltd.......................    899,695    2,164,685
        Vijaya Bank....................................  1,955,266    1,245,507
        Vinati Organics, Ltd...........................      2,916       25,307
        VIP Industries, Ltd............................  1,065,937    1,597,596
        Voltas, Ltd....................................  1,629,272    8,076,901
        VST Industries, Ltd............................     25,181      686,183
        WABCO India, Ltd...............................     21,249    1,997,862
        Welspun Corp., Ltd.............................    791,611    1,809,254
        Welspun Enterprises, Ltd.......................    423,792      410,970
        Welspun India, Ltd.............................    198,530    2,769,116
        Wockhardt, Ltd.................................    216,153    5,297,847
        Zensar Technologies, Ltd.......................    120,339    1,785,880
        Zuari Agro Chemicals, Ltd......................     42,970      129,658
        Zydus Wellness, Ltd............................    110,295    1,531,614
                                                                   ------------
  TOTAL INDIA..........................................             786,707,727
                                                                   ------------
  INDONESIA -- (2.6%)
        Ace Hardware Indonesia Tbk PT.................. 39,893,500    1,885,621
        Adhi Karya Persero Tbk PT...................... 20,687,900    3,513,775

                                     1993

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
   INDONESIA -- (Continued)
         Agung Podomoro Land Tbk PT.....................  81,145,200 $2,217,632
         Alam Sutera Realty Tbk PT...................... 144,644,900  5,391,060
         Aneka Tambang Persero Tbk PT...................  35,985,000  1,261,202
         Arwana Citramulia Tbk PT.......................  27,047,300  1,118,964
         Asahimas Flat Glass Tbk PT.....................     983,000    513,868
         Astra Graphia Tbk PT...........................   2,211,000    325,150
         Bakrie and Brothers Tbk PT..................... 193,236,000    142,847
         Bakrie Sumatera Plantations Tbk PT.............  58,428,800    215,963
         Bakrie Telecom Tbk PT..........................  80,514,398    297,595
         Bakrieland Development Tbk PT.................. 157,327,650    581,510
         Bank Bukopin Tbk PT............................  34,381,466  1,587,596
         Bank Pan Indonesia Tbk PT......................  14,595,200  1,147,649
         Bank Pembangunan Daerah Jawa Barat Dan Banten
           Tbk PT.......................................  35,452,200  2,110,523
         Bank Tabungan Negara Persero Tbk PT............  72,766,049  6,289,744
         Barito Pacific Tbk PT..........................  11,044,500    180,961
         Bekasi Fajar Industrial Estate Tbk PT..........   1,801,200     51,228
         Benakat Integra Tbk PT......................... 161,498,600  1,193,005
         Berau Coal Energy Tbk PT.......................  40,089,600    243,012
   *     Berlian Laju Tanker Tbk PT.....................  35,106,366         --
         BISI International Tbk PT......................  14,647,700  1,491,905
         Budi Starch & Sweetener Tbk PT.................   5,947,000     37,382
         Bumi Resources Minerals Tbk PT.................  19,033,900     71,790
         Bumi Resources Tbk PT.......................... 138,879,800    513,059
         Central Proteina Prima Tbk PT..................   6,944,300     25,632
         Ciputra Development Tbk PT.....................  46,388,380  3,597,431
         Ciputra Property Tbk PT........................  31,342,400  1,226,754
         Ciputra Surya Tbk PT...........................   7,800,000  1,557,207
         Citra Marga Nusaphala Persada Tbk PT...........  15,488,875  2,289,608
         Clipan Finance Indonesia Tbk PT................   1,482,000     36,876
         Darma Henwa Tbk PT.............................  57,413,100    212,209
   *     Davomas Abadi Tbk PT...........................  11,631,700         --
         Delta Dunia Makmur Tbk PT......................  44,875,700    228,236
         Dharma Satya Nusantara Tbk PT..................     289,400     68,479
         Eagle High Plantations Tbk PT..................  82,638,000  2,378,734
         Elnusa Tbk PT..................................  44,857,200  1,278,297
         Energi Mega Persada Tbk PT..................... 314,211,800  1,298,973
         Erajaya Swasembada Tbk PT......................  19,637,500    761,073
         Ever Shine Textile Tbk PT......................   3,654,640     49,980
         Exploitasi Energi Indonesia Tbk PT.............  38,709,100    151,987
         Express Transindo Utama Tbk PT.................  11,153,000    765,742
         Fajar Surya Wisesa Tbk PT......................     672,500     74,058
         Gajah Tunggal Tbk PT...........................  21,853,200  1,211,239
         Garuda Indonesia Persero Tbk PT................  36,938,649  1,192,471
         Global Mediacom Tbk PT.........................   7,243,200    665,839
         Golden Eagle Energy Tbk PT.....................   8,239,750  1,023,275
         Hanson International Tbk PT....................  73,166,900  3,865,352
         Harum Energy Tbk PT............................   7,947,000    584,673
         Hexindo Adiperkasa Tbk PT......................   1,395,400    238,755
         Holcim Indonesia Tbk PT........................   5,322,900    558,663
         Indah Kiat Pulp & Paper Corp. Tbk PT...........  20,906,200  1,482,294
         Indika Energy Tbk PT...........................  17,231,000    369,463
         Indo Tambangraya Megah Tbk PT..................     762,600    546,779
         Indo-Rama Synthetics Tbk PT....................     440,400     24,760

                                     1994

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
   INDONESIA -- (Continued)
         Indomobil Sukses Internasional Tbk PT..........      33,000 $    9,275
         Indosat Tbk PT.................................      43,400     13,794
         Inovisi Infracom Tbk PT........................   1,806,467     11,718
         Intiland Development Tbk PT....................  76,438,432  3,189,269
         Japfa Comfeed Indonesia Tbk PT.................  39,099,400  1,270,673
         Jaya Real Property Tbk PT......................   9,837,500    705,059
         Kawasan Industri Jababeka Tbk PT............... 169,792,179  3,235,516
         Krakatau Steel Persero Tbk PT..................  14,065,600    336,858
         Lippo Cikarang Tbk PT..........................   4,260,300  2,612,923
         Malindo Feedmill Tbk PT........................   8,169,600    817,260
         Matahari Putra Prima Tbk PT....................   5,544,028  1,187,915
         Mayora Indah Tbk PT............................   2,885,750  5,926,074
         Medco Energi Internasional Tbk PT..............  13,524,900  2,568,648
         Mitra Adiperkasa Tbk PT........................   9,162,200  3,147,167
         Mitra Pinasthika Mustika Tbk PT................   4,326,800    216,278
         MNC Investama Tbk PT........................... 182,915,400  3,865,552
         MNC Sky Vision Tbk PT..........................   1,540,200    159,533
         Modern Internasional Tbk PT....................   4,017,800    110,273
         Modernland Realty Tbk PT.......................  81,563,800  2,982,656
         Multipolar Tbk PT..............................  70,269,400  3,035,517
         Multistrada Arah Sarana Tbk PT.................   6,875,500    138,136
         Nippon Indosari Corpindo Tbk PT................  17,674,800  1,541,714
         Nusantara Infrastructure Tbk PT................ 106,196,600  1,381,068
         Pabrik Kertas Tjiwi Kimia Tbk PT...............   1,844,300     89,859
         Pan Brothers Tbk PT............................  33,647,300  1,641,443
         Panasia Indo Resources Tbk PT..................      59,000      2,290
         Panin Financial Tbk PT......................... 171,330,100  3,455,049
         Panin Sekuritas Tbk PT.........................      31,500     10,179
         Paninvest Tbk PT...............................   8,124,500    411,346
         Pembangunan Perumahan Persero Tbk PT...........  16,076,700  4,632,736
         Perusahaan Perkebunan London Sumatra Indonesia
           Tbk PT.......................................  44,317,400  4,432,630
         Petrosea Tbk PT................................   2,563,500     72,846
         Polaris Investama Tbk PT.......................   1,028,100    119,287
   *     PT Texmaco Jaya Tbk............................      93,000         --
         Ramayana Lestari Sentosa Tbk PT................  36,670,400  1,894,572
         Resource Alam Indonesia Tbk PT.................   2,489,000    143,694
         Salim Ivomas Pratama Tbk PT....................  35,267,000  1,393,683
         Samindo Resources Tbk PT.......................     475,750     17,769
         Sampoerna Agro PT..............................   5,672,100    698,417
         Samudera Indonesia Tbk PT......................      66,500     33,512
         Sawit Sumbermas Sarana Tbk PT..................  18,055,800  2,621,830
         Selamat Sempurna Tbk PT........................   5,514,200  1,935,496
         Semen Baturaja Persero Tbk PT..................  23,910,100    531,848
         Sentul City Tbk PT............................. 293,175,200  1,884,398
         Sigmagold Inti Perkasa Tbk PT..................  12,930,500    419,550
         Sinar Mas Agro Resources & Technology Tbk PT...   1,037,460    346,613
         Sri Rejeki Isman Tbk PT........................  98,662,531  3,427,184
         Sugih Energy Tbk PT............................ 179,016,700  5,267,101
         Summarecon Agung Tbk PT........................  11,607,064  1,491,237
   *     Surabaya Agung Industri Pulp & Kertas Tbk PT...      64,500         --
   *     Surya Dumai Industri Tbk.......................   3,298,500         --
         Surya Semesta Internusa Tbk PT.................  39,215,600  2,288,575
   *     Suryainti Permata Tbk PT.......................   7,252,000         --

                                     1995

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
    Tambang Batubara Bukit Asam Persero Tbk PT.........    184,500 $     81,779
    Tempo Scan Pacific Tbk PT..........................  1,225,200      177,987
    Tiga Pilar Sejahtera Food Tbk...................... 18,331,300    2,605,769
    Timah Persero Tbk PT............................... 33,646,414    1,506,192
    Tiphone Mobile Indonesia Tbk PT.................... 21,350,200    1,537,686
    Total Bangun Persada Tbk PT........................ 14,551,500      881,114
    Trada Maritime Tbk PT.............................. 12,248,113       45,267
    Trias Sentosa Tbk PT............................... 37,122,100      712,109
    Trimegah Securities Tbk PT.........................  8,067,900       33,389
    Truba Alam Manunggal Engineering PT................ 21,316,500        7,879
    Tunas Baru Lampung Tbk PT.......................... 15,826,700      584,183
    Tunas Ridean Tbk PT................................ 13,838,000      655,084
    Ultrajaya Milk Industry & Trading Co. Tbk PT.......  3,667,600    1,050,402
    Unggul Indah Cahaya Tbk PT.........................     48,239        5,662
    Visi Media Asia Tbk PT............................. 49,433,100    1,662,668
    Waskita Karya Persero Tbk PT.......................  3,918,209      513,104
    Wijaya Karya Persero Tbk PT........................  5,172,300    1,013,698
    Wintermar Offshore Marine Tbk PT................... 10,172,157      191,992
                                                                   ------------
TOTAL INDONESIA........................................             151,139,864
                                                                   ------------
ISRAEL -- (0.0%)
*   Metis Capital, Ltd.................................        919           --
                                                                   ------------
MALAYSIA -- (4.2%)
    Adventa Bhd........................................      4,600        1,206
    Aeon Co. M Bhd.....................................  3,721,400    2,714,866
    Aeon Credit Service M Bhd..........................     56,500      203,837
#   Affin Holdings Bhd.................................    893,720      591,858
    Ahmad Zaki Resources Bhd...........................    761,300      131,257
#   AirAsia BHD........................................  8,238,300    2,929,606
#   AirAsia X Bhd......................................  3,511,800      188,057
#   Alam Maritim Resources Bhd.........................  4,746,300      618,492
    Allianz Malaysia Bhd...............................     59,200      175,103
    Amway Malaysia Holdings Bhd........................    399,300    1,101,249
    Ann Joo Resources Bhd..............................  1,141,450      274,184
*   Anson Perdana Bhd..................................     10,000           --
    APM Automotive Holdings Bhd........................    256,900      295,542
    Barakah Offshore Petroleum Bhd.....................    693,000      180,075
    Benalec Holdings Bhd...............................  6,269,700      974,698
    Berjaya Assets Bhd.................................    848,300      179,991
#   Berjaya Corp. Bhd.................................. 26,276,400    2,677,926
    Berjaya Land Bhd...................................  3,734,000      688,557
    Berjaya Sports Toto Bhd............................    410,700      357,578
    BIMB Holdings Bhd..................................    992,108    1,071,489
    Bina Darulaman Bhd.................................    616,900      132,146
    Bintulu Port Holdings Bhd..........................     25,900       46,075
    BLD Plantation Bhd.................................     21,400       45,854
#   Bonia Corp. Bhd....................................  1,926,400      486,028
    Boustead Holdings Bhd..............................    938,972      991,055
#   Boustead Plantations Bhd...........................    199,900       72,090

                                     1996

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Bursa Malaysia Bhd...................................  3,648,800 $7,707,551
    Cahya Mata Sarawak Bhd...............................  2,098,000  3,195,149
    Can-One Bhd..........................................    497,700    314,018
    Carlsberg Brewery Malaysia Bhd Class B...............  1,144,000  3,740,569
    Carotech Bhd.........................................    230,650        241
#   CB Industrial Product Holding Bhd....................  2,861,940  1,480,979
    CCM Duopharma Biotech Bhd............................     20,800     15,645
    Chin Teck Plantations Bhd............................     33,000     81,756
#   Coastal Contracts Bhd................................  2,397,166  1,546,882
    Crescendo Corp. Bhd..................................     64,200     38,293
    CSC Steel Holdings Bhd...............................    564,800    147,284
    Cypark Resources Bhd.................................  1,493,300    690,425
    D&O Green Technologies Bhd...........................    149,900     10,148
    Daibochi Plastic & Packaging Industry Bhd............     46,200     51,941
    Datasonic Group Bhd..................................    338,200    111,250
*   Datuk Keramik Holdings Bhd...........................     24,000         --
    Daya Materials Bhd................................... 17,509,000    527,239
    Dayang Enterprise Holdings Bhd.......................  2,769,996  1,546,518
    DKSH Holdings Malaysia Bhd...........................    160,600    199,093
#   DRB-Hicom Bhd........................................  8,349,700  3,100,115
    Dutch Lady Milk Industries Bhd.......................    141,300  1,729,322
#   Eastern & Oriental Bhd...............................  6,992,720  3,237,817
    ECM Libra Financial Group Bhd........................    367,466    131,713
    Ekovest BHD..........................................    125,600     33,832
    Engtex Group Bhd.....................................    515,150    168,486
    Evergreen Fibreboard Bhd.............................  3,755,200  1,927,989
    FAR East Holdings Bhd................................     61,500    133,091
*   Fountain View Development Bhd........................    808,200         --
    Gas Malaysia Bhd.....................................     85,400     55,726
    GD Express Carrier Bhd...............................     39,100     14,073
    Global Oriental Bhd..................................    766,800     99,329
#   Globetronics Technology Bhd..........................  1,811,160  2,905,807
    Glomac Bhd...........................................  2,945,400    674,088
*   Golden Plus Holding Bhd..............................    216,000         --
    Goldis Bhd...........................................    604,277    363,731
    Green Packet Bhd.....................................  3,133,700    216,980
    Guan Chong Bhd.......................................     59,400     12,224
    Guinness Anchor Bhd..................................    877,000  3,255,728
    GuocoLand Malaysia Bhd...............................  1,535,500    513,571
    Hai-O Enterprise Bhd.................................    722,380    425,009
    HAP Seng Consolidated Bhd............................  3,272,340  4,611,664
    Hap Seng Plantations Holdings Bhd....................  1,686,900  1,103,199
#   Hartalega Holdings Bhd...............................  1,138,900  2,574,590
    Hiap Teck Venture Bhd................................  1,386,900    134,179
    Hibiscus Petroleum Bhd...............................    334,100     72,411
#   Hock Seng LEE Bhd....................................  1,377,716    674,012
    Hong Leong Industries Bhd............................    651,200    897,522
    Hovid Bhd............................................  6,358,800    804,868
    Hua Yang Bhd.........................................  1,360,000    675,195
    Hume Industries Bhd..................................    281,872    280,164
    Hup Seng Industries Bhd..............................    737,933    254,409
    Hwang Capital Malaysia Bhd...........................    120,400     65,169
    I Bhd................................................  2,341,900    409,472

                                     1997

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 MALAYSIA -- (Continued)
 #   IJM Plantations Bhd.................................  1,755,200 $1,606,841
 #   Inari Amertron Bhd..................................  2,135,712  1,922,394
     Inch Kenneth Kajang Rubber PLC......................  1,045,300    188,911
     Insas Bhd...........................................  6,161,381  1,311,687
     Iris Corp. Bhd...................................... 12,367,100    823,362
     Iskandar Waterfront City Bhd........................  3,000,600    785,178
     JAKS Resources Bhd..................................  3,430,900    878,591
 #   Jaya Tiasa Holdings Bhd.............................  2,723,627    988,190
     JCY International Bhd...............................  5,144,100    995,542
     K&N Kenanga Holdings Bhd............................  1,781,560    319,213
     Karambunai Corp. Bhd................................  2,031,500     29,123
 #   Karex Bhd...........................................    572,100    519,497
 #   Keck Seng Malaysia Bhd..............................    828,150  1,126,101
 #   Kian JOO CAN Factory Bhd............................  1,893,880  1,551,097
     Kim Loong Resources Bhd.............................    292,760    225,939
     Kimlun Corp. Bhd....................................    813,900    287,452
     KLCCP Stapled Group.................................    874,200  1,619,775
 #   KNM Group Bhd....................................... 16,125,780  2,436,804
 #   Kossan Rubber Industries............................  3,972,000  7,579,728
 #   KPJ Healthcare Bhd..................................  6,458,025  7,260,434
     Kretam Holdings Bhd.................................  3,112,600    350,851
 #   KSL Holdings Bhd....................................  5,174,609  2,249,094
     KUB Malaysia Bhd....................................  1,353,500    134,128
     Kulim Malaysia Bhd..................................  3,299,200  2,155,631
     Kumpulan Europlus Bhd...............................    406,000    104,455
     Kumpulan Fima Bhd...................................    897,450    471,125
     Kumpulan Perangsang Selangor Bhd....................  2,589,600    933,367
     Kwantas Corp. Bhd...................................    390,200    170,926
     Land & General BHD..................................  8,273,800    941,614
 #   Landmarks Bhd.......................................  1,867,500    600,021
     LBS Bina Group Bhd..................................  2,206,100    864,475
     Lingkaran Trans Kota Holdings Bhd...................  1,017,700  1,165,754
     Lion Industries Corp. Bhd...........................  3,189,100    266,365
     LPI Capital Bhd.....................................    132,170    492,576
 #   Magnum Bhd..........................................  4,056,800  2,861,921
     Mah Sing Group Bhd.................................. 13,162,687  5,228,978
     Malayan Flour Mills Bhd.............................  1,707,450    584,014
 #   Malaysia Building Society Bhd.......................    717,381    338,844
     Malaysia Marine and Heavy Engineering Holdings Bhd..  3,250,700    967,806
 #   Malaysian Bulk Carriers Bhd.........................  3,414,800    910,534
     Malaysian Pacific Industries Bhd....................    791,413  1,497,462
 #   Malaysian Resources Corp. Bhd....................... 12,540,849  3,545,862
     Malton Bhd..........................................    870,000    182,052
 *   Mancon Bhd..........................................     12,000         --
 #   Matrix Concepts Holdings Bhd........................  1,895,367  1,258,287
     MBM Resources BHD...................................  1,566,696  1,395,729
     Media Chinese International, Ltd....................  3,771,300    581,481
     Media Prima Bhd.....................................  7,088,903  2,468,738
     Mega First Corp. Bhd................................    472,600    289,528
 *   MEMS Technology Bhd.................................  1,917,000         --
     MK Land Holdings Bhd................................  3,560,800    353,487
 #   MKH Bhd.............................................  1,557,290    988,261
     MNRB Holdings Bhd...................................    811,400    801,389

                                     1998

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 MALAYSIA -- (Continued)
     MPHB Capital Bhd....................................  1,131,300 $  520,598
     Muda Holdings Bhd...................................    258,900     85,272
 #   Mudajaya Group Bhd..................................  2,082,766    637,125
 #   Muhibbah Engineering M Bhd..........................  3,279,150  1,934,709
 #   Mulpha International Bhd............................ 14,940,400  1,347,593
 #   My EG Services Bhd..................................  6,637,600  4,575,662
 #   Naim Holdings Bhd...................................  1,819,700  1,138,585
     NCB Holdings Bhd....................................  1,147,200  1,186,807
 *   Nikko Electronics Bhd...............................     36,600         --
     NTPM Holdings Bhd...................................    334,100     59,322
     Oldtown Bhd.........................................  2,212,150    981,528
     Oriental Holdings Bhd...............................    182,700    351,163
 #   OSK Holdings Bhd....................................  5,632,970  2,653,105
     Pacific & Orient Bhd................................    231,100     84,301
 #   Padini Holdings Bhd.................................  3,754,800  1,315,262
     Panasonic Manufacturing Malaysia Bhd................    159,584    939,923
 *   Panglobal Bhd.......................................     14,000         --
     Pantech Group Holdings Bhd..........................  1,712,500    301,880
     Paramount Corp. Bhd.................................    410,525    212,662
 #   Parkson Holdings Bhd................................  4,929,008  1,730,437
 #   Perdana Petroleum Bhd...............................  5,114,440  2,067,348
     Perisai Petroleum Teknologi Bhd..................... 12,814,900  1,319,038
     PESTECH International Bhd...........................     11,800     18,349
     Pharmaniaga Bhd.....................................    680,760  1,209,360
     Pie Industrial Bhd..................................    174,720    320,417
     PJ Development Holdings Bhd.........................  2,618,500  1,061,171
     Pos Malaysia Bhd....................................  3,124,200  3,501,161
     Power Root Bhd......................................    109,100     68,260
     Press Metal Bhd.....................................  3,192,100  2,051,573
 #   Prestariang Bhd.....................................  2,548,100  1,600,675
 *   Prime Utilities Bhd.................................      3,000         --
     Protasco Bhd........................................  2,329,100  1,065,238
     Puncak Niaga Holdings Bhd...........................  1,914,120  1,346,209
 #   QL Resources Bhd....................................  3,845,530  4,249,278
     RCE Capital Bhd.....................................  1,535,850    134,287
 #   Rimbunan Sawit Bhd..................................  3,389,100    447,075
 #   Salcon Bhd..........................................  6,969,900  1,484,420
     Sarawak Oil Palms Bhd...............................    471,360    527,550
     Sarawak Plantation Bhd..............................     95,300     51,978
     Scientex Bhd........................................    635,762  1,179,381
     Scomi Energy Services Bhd...........................  4,796,000    388,189
 #   Scomi Group Bhd..................................... 10,586,200    553,776
     Seal, Inc. Bhd......................................    438,300     64,281
     SEG International Bhd...............................     85,100     31,827
     Selangor Dredging Bhd...............................  1,118,200    292,492
     Selangor Properties Bhd.............................    180,800    245,413
     Shangri-La Hotels Malaysia Bhd......................    365,900    573,860
     Shell Refining Co. Federation of Malaya Bhd.........     30,000     39,103
     SHL Consolidated Bhd................................    277,400    242,880
     Southern Acids Malaysia Bhd.........................     41,000     41,233
     Star Media Group Bhd................................  1,934,300  1,267,983
 #   Sunway Bhd..........................................  2,975,360  2,698,642
     Sunway Construction Group Bhd.......................    297,536     91,801

                                     1999

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
#   Supermax Corp. Bhd.................................. 5,745,200 $  3,696,714
    Suria Capital Holdings Bhd..........................   715,500      430,347
#   Syarikat Takaful Malaysia Bhd....................... 2,366,500    2,469,270
    Symphony Life Bhd................................... 1,071,526      228,049
    Ta Ann Holdings Bhd................................. 1,191,008    1,120,019
    TA Enterprise Bhd................................... 9,815,700    1,756,516
    TA Global Bhd....................................... 9,613,540      791,498
    TAHPS Group Bhd.....................................     4,000        8,670
    Talam Transform Bhd................................. 5,646,800      102,940
    Taliworks Corp. Bhd.................................   264,000      275,905
    Tambun Indah Land Bhd............................... 1,690,300      728,979
#   TAN Chong Motor Holdings Bhd........................ 1,992,000    1,437,036
    Tanjung Offshore Bhd................................ 2,775,700      304,610
    Tasek Corp. Bhd.....................................    86,800      362,980
#   TDM Bhd............................................. 7,700,400    1,317,828
#   TH Heavy Engineering Bhd............................ 8,682,500      464,110
#   TH Plantations Bhd.................................. 1,665,860      636,683
#   Time dotCom Bhd..................................... 1,821,888    3,225,111
    Tiong NAM Logistics Holdings........................ 1,985,500      602,701
#   Top Glove Corp. Bhd................................. 4,315,160    8,601,709
    Tropicana Corp. Bhd................................. 4,359,546    1,128,245
#   TSH Resources Bhd................................... 3,920,100    2,297,741
#   Tune Ins Holdings Bhd............................... 3,344,000    1,337,470
    Uchi Technologies Bhd............................... 1,476,400      602,007
    UEM Edgenta Bhd..................................... 2,774,600    2,500,154
    UEM Sunrise Bhd..................................... 1,729,400      440,282
#   UMW Oil & Gas Corp. Bhd.............................   332,700      119,919
#   Unisem M Bhd........................................ 5,143,190    3,042,318
    United Malacca Bhd..................................   396,150      636,246
    United Plantations Bhd..............................   435,200    3,132,020
    United U-Li Corp. Bhd...............................   490,100      535,481
#   UOA Development Bhd................................. 4,092,500    2,087,857
#   Uzma Bhd............................................ 1,009,200      658,203
    VS Industry Bhd..................................... 1,186,926    1,972,503
#   Wah Seong Corp. Bhd................................. 2,490,369      858,273
#   WCT Holdings Bhd.................................... 8,243,464    3,016,871
    Wellcall Holdings Bhd............................... 1,051,100      592,937
    Wing Tai Malaysia Bhd...............................   724,500      276,528
    WTK Holdings Bhd.................................... 3,198,600      937,364
#   Yinson Holdings Bhd................................. 1,433,200    1,146,241
    YNH Property Bhd.................................... 2,499,485    1,219,928
    YTL E-Solutions Bhd................................. 3,485,600      496,693
    YTL Land & Development Bhd.......................... 1,352,200      256,254
    Zhulian Corp. Bhd................................... 1,171,233      606,266
                                                                   ------------
TOTAL MALAYSIA..........................................            246,449,557
                                                                   ------------
MEXICO -- (3.7%)
#   Alpek S.A.B. de C.V................................. 2,731,150    3,768,097
#   Alsea S.A.B. de C.V................................. 7,003,558   22,685,225
#   Axtel S.A.B. de C.V................................. 9,171,149    3,426,552

                                     2000

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
 MEXICO -- (Continued)
 #   Banregio Grupo Financiero S.A.B. de C.V............. 2,030,165 $11,610,843
     Bio Pappel S.A.B. de C.V............................   569,020     681,941
     Bolsa Mexicana de Valores S.A.B. de C.V............. 4,316,395   7,736,694
 #   Cia Minera Autlan S.A.B. de C.V. Series B...........   885,151     611,434
 #   Consorcio ARA S.A.B. de C.V. Series *............... 7,943,907   3,199,749
     Controladora Comercial Mexicana S.A.B. de C.V.......   854,003   2,508,079
     Corp. Actinver S.A.B. de C.V........................   161,282     156,452
 #   Corp. GEO S.A.B. de C.V. Series B................... 3,194,830          80
 #   Corp. Inmobiliaria Vesta S.A.B. de C.V.............. 4,651,733   7,823,861
     Corp. Interamericana de Entretenimiento S.A.B. de
       C.V. Class B......................................   960,372     738,198
     Corp. Mexicana de Restaurantes S.A.B. de C.V........     1,323         481
     Corp. Moctezuma S.A.B. de C.V. Series *.............   861,300   3,099,344
     Corporativo Fragua S.A.B. de C.V....................         3          44
     Corporativo GBM S.A.B. de C.V.......................    22,477      20,241
     Credito Real S.A.B. de C.V. SOFOM ER................   113,762     258,837
     Cydsa S.A.B. de C.V.................................     3,875       6,103
     Desarrolladora Homex S.A.B. de C.V..................   781,820      26,074
 *   Empaques Ponderosa S.A. de C.V......................   206,000          --
 #   Empresas ICA S.A.B. de C.V.......................... 3,558,526   2,248,304
 #   Empresas ICA S.A.B. de C.V. Sponsored ADR...........   776,820   1,980,891
     Financiera Independencia SAB de C.V. SOFOM ENR......   199,935      55,095
 #   Genomma Lab Internacional S.A.B. de C.V. Class B.... 7,354,004   6,846,241
 #   Gentera S.A.B. de C.V............................... 4,704,354   8,099,226
     Gruma S.A.B. de C.V. Class B........................   630,764   8,252,292
     Gruma S.A.B. de C.V. Sponsored ADR..................       719      37,582
 #   Grupo Aeromexico S.A.B. de C.V...................... 2,596,364   4,078,447
 # Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 2,165,085 12,021,009 Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
       ADR...............................................     3,642     161,523
     Grupo Aeroportuario del Pacifico S.A.B.
        de C.V. ADR......................................    74,739   5,895,412
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       Class B........................................... 2,116,469  16,701,879
     Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.. 77,098 11,534,632 Grupo Aeroportuario del Sureste S.A.B. de C.V.
       Class B...........................................   560,664   8,381,862
     Grupo Cementos de Chihuahua S.A.B. de C.V...........   822,000   2,244,717
 #   Grupo Comercial Chedraui SA de C.V.................. 2,517,267   6,981,950
     Grupo Famsa S.A.B. de C.V. Class A.................. 2,254,921   1,609,408
     Grupo Financiero Interacciones SA de C.V............   490,524   3,059,287
 #   Grupo Herdez S.A.B. de C.V. Series *................ 1,793,978   4,795,447
     Grupo Industrial Maseca S.A.B. de C.V. Class B......   592,181     830,615
     Grupo Industrial Saltillo S.A.B. de C.V.............   261,700     526,242
     Grupo KUO S.A.B. de C.V. Series B...................   757,257   1,127,485
 #   Grupo Pochteca S.A.B. de C.V........................   585,177     535,693
     Grupo Posadas S.A.B. de C.V.........................   198,900     401,195
 *   Grupo Qumma SA de C.V. Series B.....................   105,334          --
 #   Grupo Sanborns S.A.B. de C.V........................   250,831     402,731
 #   Grupo Simec S.A.B. de C.V. Series B................. 1,147,171   3,282,920
 #   Grupo Simec S.A.B. de C.V. Sponsored ADR............     5,180      44,185
 #   Grupo Sports World S.A.B. de C.V....................   549,987     716,818
     Hoteles City Express S.A.B. de C.V..................   120,299     175,306
     Industrias Bachoco S.A.B. de C.V. ADR...............    31,922   1,822,427
     Industrias Bachoco S.A.B. de C.V. Series B.......... 1,002,060   4,788,743
 #   Industrias CH S.A.B. de C.V. Series B............... 1,788,057   6,325,477
 #   Maxcom Telecomunicaciones S.A.B. de C.V............. 4,234,853     425,785
     Megacable Holdings S.A.B. de C.V.................... 1,052,874   4,268,346

                                     2001

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
#   Minera Frisco S.A.B. de C.V.......................     986,069 $    585,063
    OHL Mexico S.A.B. de C.V..........................     402,067      658,279
#   Organizacion Cultiba S.A.B. de C.V................     999,987    1,295,871
    Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................     860,979    9,875,943
#   Qualitas Controladora S.A.B. de C.V...............     873,106    1,492,883
    Rassini S.A.B. de C.V.............................      90,235      346,155
*   Sanluis Corp. S.A.B. de C.V.......................       4,642           --
*   Sanluis Corp. S.A.B. de C.V. Class B..............       4,642           --
*   Sanluis Rassini S.A.P.I. de C.V. Series A.........       3,300           --
*   Savia SA Class A..................................     610,700           --
#   TV Azteca S.A.B. de C.V...........................  11,010,713    2,125,264
#   Urbi Desarrollos Urbanos S.A.B. de C.V............   2,371,991          178
#   Vitro S.A.B. de C.V. Series A.....................     795,868    2,568,511
                                                                   ------------
TOTAL MEXICO..........................................              217,965,648
                                                                   ------------
PHILIPPINES -- (1.6%)
    A Soriano Corp....................................   3,430,211      513,160
    ACR Mining Corp...................................      48,205       18,867
    Alsons Consolidated Resources, Inc................   9,641,000      398,299
    Atlas Consolidated Mining & Development Corp......   6,148,000      739,269
    Belle Corp........................................  36,999,400    2,996,159
    Bloomberry Resorts Corp...........................     276,700       58,705
    Cebu Air, Inc.....................................   2,066,490    4,204,721
    Cebu Holdings, Inc................................   3,291,900      366,962
    Century Properties Group, Inc.....................  26,261,151      476,745
    China Banking Corp................................     988,561      999,982
    COL Financial Group, Inc..........................     130,900       46,592
    Cosco Capital, Inc................................   9,432,800    1,525,793
    D&L Industries, Inc...............................  16,883,100    7,951,535
    East West Banking Corp............................   1,950,000      923,421
    EEI Corp..........................................   3,744,700      804,823
    Empire East Land Holdings, Inc....................  20,479,000      385,427
    Filinvest Development Corp........................   3,314,322      300,443
    Filinvest Land, Inc............................... 123,420,577    5,100,960
    First Gen Corp....................................  13,022,100    7,362,265
    First Philippine Holdings Corp....................   2,706,900    4,900,799
    Leisure & Resorts World Corp......................   4,437,640    1,007,262
    Lepanto Consolidated Mining Co....................  45,665,455      213,821
    Lopez Holdings Corp...............................  21,381,300    3,370,023
    Manila Water Co., Inc.............................   9,959,900    5,436,752
    Megawide Construction Corp........................   2,050,108      276,505
*   Metro Pacific Corp. Series A......................   1,827,193           --
    Pepsi-Cola Products Philippines, Inc..............  11,395,900    1,189,175
    Petron Corp.......................................   8,981,600    1,962,835
    Philex Petroleum Corp.............................     162,100        5,810
    Philippine Bank of Communications.................      14,726        8,405
    Philippine National Bank..........................   1,871,395    2,597,798
    Philippine National Construction Corp.............     173,000        3,476
    Philippine Savings Bank...........................     356,863      740,099
    Philippine Stock Exchange, Inc. (The).............     119,712      811,273

                                     2002

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
*   Philippine Townships, Inc...........................    318,732 $        --
*   Philtown Properties, Inc............................    111,562          --
    Philweb Corp........................................  3,483,140   1,437,382
    Phinma Corp.........................................    135,549      34,065
    Phoenix Petroleum Philippines, Inc..................    892,880      66,197
    Puregold Price Club, Inc............................  3,402,800   2,753,439
    RFM Corp............................................  9,081,668     854,281
    Rizal Commercial Banking Corp.......................  3,173,780   2,731,492
    Robinsons Land Corp................................. 12,391,405   7,625,200
    Robinsons Retail Holdings, Inc......................    173,170     285,701
    San Miguel Pure Foods Co., Inc......................     91,350     329,636
    Security Bank Corp..................................  2,498,108   8,128,493
    Semirara Mining and Power Corp......................    489,240   1,277,962
    Trans-Asia Oil & Energy Development Corp............ 13,865,000     648,487
    Travellers International Hotel Group, Inc...........  1,466,200     170,875
    Union Bank of the Philippines.......................  1,263,751   1,639,753
*   Universal Rightfield Property Holdings, Inc.........  1,062,000          --
    Victorias Milling Co., Inc..........................    231,600      22,236
    Vista Land & Lifescapes, Inc........................ 46,615,200   7,215,082
                                                                    -----------
TOTAL PHILIPPINES.......................................             92,918,442
                                                                    -----------
POLAND -- (1.9%)
    AB SA...............................................      1,082      11,863
    ABC Data SA.........................................    129,926     116,621
#   Action SA...........................................     26,708     242,422
    Agora SA............................................    259,058     794,503
    Alior Bank SA.......................................     40,534     929,891
    Amica Wronki SA.....................................     21,281     983,987
#   AmRest Holdings SE..................................     63,210   2,892,472
    Apator SA...........................................     54,682     604,828
    Asseco Poland SA....................................    656,782  10,028,603
    ATM SA..............................................     64,541     164,088
#   Bioton SA...........................................    676,718   1,275,328
    Boryszew SA.........................................  1,357,740   2,150,463
    Budimex SA..........................................    122,092   5,999,219
#   CCC SA..............................................    107,305   5,486,700
#   CD Projekt Red SA...................................    758,157   5,331,351
    Ciech SA............................................    295,749   5,526,350
    ComArch SA..........................................      4,052     142,650
    Dom Development SA..................................      4,673      64,510
    Echo Investment SA..................................     95,689     167,434
    Eko Export SA.......................................     23,788      88,192
    Elektrobudowa SA....................................      8,568     310,406
    Emperia Holding SA..................................     93,600   1,810,070
    Eurocash SA.........................................    431,621   4,960,937
    Fabryki Mebli Forte SA..............................    122,651   1,918,419
    Famur SA............................................    350,412     152,805
    Farmacol SA.........................................     50,868     678,317
    Firma Oponiarska Debica SA..........................     30,655     618,788
    Getin Holding SA....................................  2,666,866   1,124,905
#   Getin Noble Bank SA.................................  1,386,888     444,322
    Grupa Azoty SA......................................     46,567   1,048,063
    Grupa Azoty Zaklady Chemiczne Police SA.............     76,751     476,736

                                     2003

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    Grupa Kety SA.......................................    62,572 $  5,040,561
    Grupa Lotos SA......................................   952,908    7,966,069
#   Hawe SA.............................................   846,548      300,128
    Impexmetal SA....................................... 1,028,342      843,366
#   Integer.pl SA.......................................    30,625    1,090,430
    Inter Cars SA.......................................    26,476    1,734,143
#   Jastrzebska Spolka Weglowa SA.......................   237,496      745,564
    Kernel Holding SA...................................   402,831    4,666,593
#   Kopex SA............................................   218,534      416,845
    KRUK SA.............................................    79,051    3,639,495
    LC Corp. SA.........................................   192,664      103,340
    Lentex SA...........................................   173,375      360,471
#   Lubelski Wegiel Bogdanka SA.........................   277,131    3,847,423
    MCI Management SA...................................   225,220      779,817
#   Midas SA............................................ 2,799,214      466,554
    Mostostal Zabrze SA.................................   475,679      259,969
    Netia SA............................................ 2,509,161    3,760,064
    Neuca SA............................................    19,678    1,558,442
    Orbis SA............................................   132,247    2,072,622
    Pelion SA...........................................    47,515      883,885
    Pfleiderer Grajewo SA...............................    26,312      174,431
    Polnord SA..........................................   258,220      700,301
    Polski Koncern Miesny Duda SA.......................    69,986      112,762
    Rafako SA...........................................   320,028      584,688
    Stalexport Autostrady SA............................   282,703      250,598
    Stalprodukt SA......................................     9,296    1,080,793
    Sygnity SA..........................................    54,489      131,615
#   Synthos SA..........................................   861,827    1,076,820
#   Trakcja SA..........................................   404,036      991,145
    TVN SA.............................................. 1,164,666    6,128,711
    Vistula Group SA.................................... 1,218,911      775,726
    Warsaw Stock Exchange...............................   195,032    2,526,353
    Wawel SA............................................       646      215,296
#   Zespol Elektrowni Patnow Adamow Konin SA............    64,341      329,688
                                                                   ------------
TOTAL POLAND............................................            112,159,951
                                                                   ------------
SOUTH AFRICA -- (7.6%)
    Abdee RF, Ltd.......................................   149,791      405,198
    Adcock Ingram Holdings, Ltd.........................   848,818    3,365,656
    Adcorp Holdings, Ltd................................   798,355    2,012,794
    Advtech, Ltd........................................ 2,698,906    2,612,400
    Aeci, Ltd...........................................   998,327    8,541,066
#   African Bank Investments, Ltd....................... 5,287,877       24,286
    African Oxygen, Ltd.................................   853,971      875,787
    African Rainbow Minerals, Ltd.......................   432,889    2,378,077
    Allied Electronics Corp., Ltd.......................   194,270      142,373
#   ArcelorMittal South Africa, Ltd..................... 1,475,723    1,704,344
    Ascendis Health, Ltd................................    11,311       14,187
#   Assore, Ltd.........................................   171,459    1,143,719
    Astral Foods, Ltd...................................   445,870    5,896,137
    Attacq, Ltd.........................................   199,562      347,206
    Aveng, Ltd.......................................... 4,043,851    2,057,165
    AVI, Ltd............................................ 3,553,909   22,400,927

                                     2004

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SOUTH AFRICA -- (Continued)
    Barloworld, Ltd.....................................  2,067,038 $14,665,041
    Blue Label Telecoms, Ltd............................  3,010,829   2,091,223
    Brait SE............................................    130,518   1,575,483
    Business Connexion Group, Ltd.......................  1,486,408     733,174
    Capitec Bank Holdings, Ltd..........................     85,829   3,160,525
    Cashbuild, Ltd......................................    212,494   5,072,088
    Caxton and CTP Publishers and Printers, Ltd.........    305,099     506,734
    City Lodge Hotels, Ltd..............................    328,296   3,666,667
    Clicks Group, Ltd...................................  3,046,419  23,184,554
    Clover Industries, Ltd..............................  1,275,137   1,820,386
    Consolidated Infrastructure Group, Ltd..............    643,544   1,574,983
    Coronation Fund Managers, Ltd.......................  1,559,735   9,540,612
*   Corpgro, Ltd........................................    241,136          --
    DataTec, Ltd........................................  2,048,018  11,030,645
    Distell Group, Ltd..................................    234,978   3,171,115
    Distribution and Warehousing Network, Ltd...........    258,997     128,997
#   DRDGOLD, Ltd........................................  2,894,543     376,632
    EOH Holdings, Ltd...................................  1,080,075  14,700,497
    Eqstra Holdings, Ltd................................  2,639,450     470,604
    Evraz Highveld Steel and Vanadium, Ltd..............     63,001       8,217
#   Exxaro Resources, Ltd...............................    413,758   2,444,165
#   Famous Brands, Ltd..................................    648,710   6,612,016
    Foschini Group, Ltd. (The)..........................  1,381,328  15,695,251
    Gold Fields, Ltd....................................    587,356   1,604,562
    Gold Fields, Ltd. Sponsored ADR.....................  1,001,028   2,762,837
#   Grand Parade Investments, Ltd.......................  3,152,682   1,509,912
    Grindrod, Ltd.......................................  5,644,768   5,957,945
    Group Five, Ltd.....................................    988,820   1,837,409
#   Harmony Gold Mining Co., Ltd........................  1,968,874   1,871,239
#   Harmony Gold Mining Co., Ltd. Sponsored ADR.........  2,870,442   2,864,414
    Holdsport, Ltd......................................    187,630     761,230
    Howden Africa Holdings, Ltd.........................     43,257      93,960
    Hudaco Industries, Ltd..............................    266,013   2,662,117
    Hulamin, Ltd........................................  1,286,187     541,208
    Iliad Africa, Ltd...................................    233,033     178,376
    Illovo Sugar, Ltd...................................  1,841,819   1,942,776
#   Invicta Holdings, Ltd...............................    321,505   1,599,612
*   JCI, Ltd............................................  3,131,151          --
    JSE, Ltd............................................    860,702  10,020,678
    KAP Industrial Holdings, Ltd........................  4,933,711   2,431,151
#   Lewis Group, Ltd....................................  1,160,244   5,261,332
    Massmart Holdings, Ltd..............................    266,625   2,824,475
    Merafe Resources, Ltd............................... 10,925,623     703,050
    Metair Investments, Ltd.............................  1,127,080   3,187,048
    Metrofile Holdings, Ltd.............................     82,524      28,784
    Mpact, Ltd..........................................  1,454,416   5,178,438
    Murray & Roberts Holdings, Ltd......................  3,916,692   4,018,124
    Mustek, Ltd.........................................    740,975     524,054
    Nampak, Ltd.........................................  4,377,036  11,018,397
    Northam Platinum, Ltd...............................  3,393,283   9,192,963
    Nu-World Holdings, Ltd..............................     28,894      45,568
    Oceana Group, Ltd...................................    371,214   2,932,869
    Omnia Holdings, Ltd.................................    596,361   8,245,790

                                     2005

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
 SOUTH AFRICA -- (Continued)
       Peregrine Holdings, Ltd........................... 1,866,784 $  4,880,221
       Petmin, Ltd....................................... 1,215,428      126,436
       Pick n Pay Stores, Ltd............................ 2,400,831   11,226,379
       Pinnacle Holdings, Ltd............................ 1,213,619    1,162,410
       Pioneer Foods, Ltd................................   585,511    9,162,753
       PPC, Ltd.......................................... 4,832,541    8,596,637
       PSG Group, Ltd....................................   779,309   12,300,353
       Quantum Foods Holdings, Ltd.......................   714,130      184,039
       Raubex Group, Ltd................................. 1,254,064    1,820,697
       RCL Foods, Ltd....................................   648,273      874,243
       Reunert, Ltd...................................... 1,540,260    7,690,264
       Royal Bafokeng Platinum, Ltd......................   624,350    1,790,314
       Santam, Ltd.......................................   227,591    3,850,973
       Sappi, Ltd........................................ 5,862,386   19,263,657
       Sibanye Gold, Ltd................................. 6,276,044    8,179,077
       Sibanye Gold, Ltd. Sponsored ADR..................   773,680    4,139,188
       Spar Group, Ltd. (The)............................ 1,734,010   27,115,564
       Spur Corp., Ltd...................................   613,540    1,808,816
       Stefanutti Stocks Holdings, Ltd...................   524,569      228,057
       Sun International, Ltd............................ 1,114,394   10,097,145
       Super Group, Ltd.................................. 3,092,749    8,657,934
       Telkom SA SOC, Ltd................................ 2,115,604   10,278,478
       Tiso Blackstar Group SE...........................    27,924       28,132
       Tongaat Hulett, Ltd...............................   941,035    9,058,607
       Trencor, Ltd...................................... 1,306,129    6,175,828
       Truworths International, Ltd......................    56,331      380,686
       Tsogo Sun Holdings, Ltd........................... 2,002,826    3,777,983
       Wilson Bayly Holmes-Ovcon, Ltd....................   511,284    3,854,264
       Zeder Investments, Ltd............................ 1,817,375    1,239,785
                                                                    ------------
 TOTAL SOUTH AFRICA......................................            445,900,169
                                                                    ------------
 SOUTH KOREA -- (12.9%)
 #     3S Korea Co., Ltd.................................    15,208       29,642
 #     Able C&C Co., Ltd.................................    61,501    1,142,512
 #     Actoz Soft Co., Ltd...............................    29,003    1,268,121
 #     Advanced Nano Products Co., Ltd...................    15,848      567,570
 #     Advanced Process Systems Corp.....................   124,621      880,692
 #     Aekyung Petrochemical Co., Ltd....................     7,632      392,679
 #     AfreecaTV Co., Ltd................................    62,315    1,770,080
 #     Agabang&Company...................................   159,566    1,536,545
 #     Ahn-Gook Pharmaceutical Co., Ltd..................    38,563      696,779
 #     Ahnlab, Inc.......................................     8,169      333,951
 #     AJ Rent A Car Co., Ltd............................    88,690    1,102,707
       AK Holdings, Inc..................................    14,568    1,147,701
 #     ALUKO Co., Ltd....................................   175,639    1,204,102
 #     Aminologics Co., Ltd..............................    36,345       42,621
 #     Amotech Co., Ltd..................................    53,135      784,881
 #     Anam Electronics Co., Ltd.........................   270,925      267,520
 #     Anapass, Inc......................................    49,826      436,716
       Asia Cement Co., Ltd.(6057152)....................    13,705    1,617,911
       Asia Cement Co., Ltd.(BGCB6C6)....................     1,833      180,030
 #     Asia Paper Manufacturing Co., Ltd.................    33,401      617,430
       Asiana Airlines, Inc..............................   595,701    3,030,952
       AtlasBX Co., Ltd..................................    47,555    1,448,358

                                     2006

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   AUK Corp................................................ 199,140 $  374,866
#   Autech Corp.............................................  52,319    284,930
    Avaco Co., Ltd..........................................  44,746    126,124
#   Baiksan Co., Ltd........................................  58,310    257,297
#   Basic House Co., Ltd. (The).............................  44,309    537,387
#   BH Co., Ltd.............................................  71,979    360,006
#   BHI Co., Ltd............................................  52,777    192,947
#   BI EMT Co., Ltd......................................... 147,148    250,874
#   Binggrae Co., Ltd.......................................  31,012  2,178,888
#   Bioland, Ltd............................................  50,551  1,420,423
#   Bluecom Co., Ltd........................................  61,445    907,352
#   Bohae Brewery Co., Ltd.................................. 242,868    462,057
*   Bongshin Co., Ltd.......................................       2         --
    Bookook Securities Co., Ltd.............................   7,410    109,555
#   Boryung Medience Co., Ltd...............................  31,187    833,723
#   Boryung Pharmaceutical Co., Ltd.........................  26,728  1,564,842
#   Bukwang Pharmaceutical Co., Ltd.........................  96,625  2,189,806
    BYC Co., Ltd............................................     710    204,240
#   Byucksan Corp........................................... 209,703  1,845,516
#   CammSys Corp............................................ 196,598    306,021
#   Capro Corp.............................................. 170,535    424,976
#   Celltrion Pharm, Inc....................................  71,366    964,306
#   Chabio & Diostech Co., Ltd.............................. 163,728  2,212,360
#   Chadiostech Co., Ltd....................................  57,057    161,807
#   Charm Engineering Co., Ltd..............................  42,800     19,614
#   Chemtronics Co., Ltd....................................  51,101    310,018
#   Chin Hung International, Inc............................ 106,852    248,343
#   China Great Star International, Ltd..................... 370,481    753,021
#   China Ocean Resources Co., Ltd.......................... 517,987  1,653,161
#   Choa Pharmaceutical Co..................................  53,419    227,322
#   Chokwang Paint, Ltd.....................................  44,110    806,089
#   Chong Kun Dang Pharmaceutical Corp......................  34,126  2,388,680
#   Chongkundang Holdings Corp..............................  16,130  1,363,644
#   Choong Ang Vaccine Laboratory...........................  28,458    448,464
    Chosun Refractories Co., Ltd............................   5,483    481,905
#   Chungdahm Learning, Inc.................................  17,619    167,957
#   CJ CGV Co., Ltd.........................................  35,347  3,541,170
    CJ E&M Corp.............................................  30,939  1,959,956
#   CJ Freshway Corp........................................  24,413  1,467,975
    CJ Korea Express Co., Ltd...............................   2,512    369,289
    CJ O Shopping Co., Ltd..................................  16,732  2,905,162
#   CJ Seafood Corp.........................................  91,710    366,856
#   CKD Bio Corp............................................  28,492    610,195
#   Com2uSCorp..............................................  44,641  4,753,211
#   Cosmax BTI, Inc.........................................  90,252  7,076,715
#   CosmoAM&T Co., Ltd......................................  51,209    126,413
#   Cosmochemical Co., Ltd..................................  52,090    254,714
#   Credu Corp..............................................  12,281    645,889
#   Crown Confectionery Co., Ltd............................   4,029  2,765,484
#   CTC BIO, Inc............................................  19,238    392,907
#   CUROCOM Co., Ltd........................................ 182,360    298,391
#   D.I Corp................................................ 145,220    999,569
#   Dae Dong Industrial Co., Ltd............................  60,958    610,327

                                     2007

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Dae Han Flour Mills Co., Ltd............................   6,486 $1,298,876
#   Dae Hwa Pharmaceutical Co., Ltd.........................  22,883    675,352
#   Dae Hyun Co., Ltd....................................... 184,373    409,918
#   Dae Won Chemical Co., Ltd............................... 102,730    342,195
#   Dae Won Kang Up Co., Ltd................................ 119,782    491,948
#   Dae Young Packaging Co., Ltd............................ 385,867    387,396
#   Dae-Il Corp.............................................  81,189    378,214
#   Daea TI Co., Ltd........................................ 367,219    457,762
#   Daechang Co., Ltd....................................... 319,448    242,147
    Daechang Forging Co., Ltd...............................   1,367     58,394
#   Daeduck Electronics Co.................................. 212,245  1,310,772
#   Daeduck GDS Co., Ltd.................................... 112,119    869,640
#   Daegu Department Store..................................  27,282    361,662
#   Daehan New Pharm Co., Ltd...............................  15,366    267,743
#   Daehan Steel Co., Ltd...................................  79,022    737,650
*   Daeho International Corp................................     543         --
    Daekyo Co., Ltd.........................................  72,780    582,159
#   Daekyung Machinery & Engineering Co., Ltd............... 139,260    200,363
#   Daesang Corp............................................ 122,159  3,714,314
#   Daesang Holdings Co., Ltd...............................  75,401  1,505,760
#   Daesung Holdings Co., Ltd...............................  26,734    297,343
#   Daewon Pharmaceutical Co., Ltd..........................  61,150  1,257,906
    Daewon San Up Co., Ltd..................................  49,261    281,724
#   Daewoong Co., Ltd.......................................   9,250    644,303
#   Daewoong Pharmaceutical Co., Ltd........................  25,628  1,963,749
    Dahaam E-Tec Co., Ltd...................................   2,100      6,057
    Daihan Pharmaceutical Co., Ltd..........................  18,311    301,260
    Daishin Securities Co., Ltd............................. 234,027  2,145,094
#   Danal Co., Ltd..........................................   4,730     37,859
#   Daou Data Corp..........................................  57,148    862,949
#   Daou Technology, Inc.................................... 167,950  4,314,272
#   Dasan Networks, Inc..................................... 115,433    622,695
#   Daum Kakao Corp.........................................   6,316    651,606
#   Dawonsys Co., Ltd.......................................  48,948  1,799,656
#   Dayou Automotive Seat Technology Co., Ltd............... 337,845    623,111
    DCM Corp................................................  33,873    509,863
#   Deutsch Motors, Inc.....................................  48,994    184,781
    DGB Financial Group, Inc................................ 705,679  6,771,028
    Digital Chosun Co., Ltd................................. 150,602    591,817
#   Digital Power Communications Co., Ltd................... 162,963    780,698
#   DIO Corp................................................  25,682    501,481
    Dong Ah Tire & Rubber Co., Ltd..........................  30,123    631,787
#   Dong-A Socio Holdings Co., Ltd..........................  14,293  2,134,726
#   Dong-Ah Geological Engineering Co., Ltd.................  30,200    214,002
    Dong-Il Corp............................................   3,655    247,721
#   Dongaone Co., Ltd....................................... 111,180    260,302
#   Dongbang Transport Logistics Co., Ltd...................  75,370    156,122
    Dongbu Corp.............................................  50,557     20,868
#   Dongbu HiTek Co., Ltd................................... 166,849  2,441,612
#   Dongbu Securities Co., Ltd.............................. 192,029    923,690
#   Dongbu Steel Co., Ltd...................................  37,730    110,443
    Dongil Industries Co., Ltd..............................   6,523    419,243
#   Dongjin Semichem Co., Ltd............................... 149,377    803,342

                                     2008

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Dongkook Industrial Co., Ltd............................ 124,790 $  294,609
#   DongKook Pharmaceutical Co., Ltd........................  31,782  1,673,613
    Dongkuk Industries Co., Ltd.............................  91,860    268,098
#   Dongkuk Steel Mill Co., Ltd............................. 388,492  2,012,617
#   Dongkuk Structures & Construction Co., Ltd.............. 159,549    457,110
#   Dongsung Chemical Co., Ltd..............................   8,700    166,302
#   DONGSUNG Corp........................................... 138,189    828,299
#   Dongsung Pharmaceutical Co., Ltd........................  95,567    452,183
    Dongwha Enterprise Co., Ltd.............................   5,538    291,664
#   Dongwha Pharm Co., Ltd.................................. 132,021    922,224
    Dongwon F&B Co., Ltd....................................   6,814  2,695,194
#   Dongwon Industries Co., Ltd.............................   6,821  2,131,416
#   Dongwon Systems Corp....................................   5,977    587,607
#   Dongwoo Co., Ltd........................................  58,857    206,208
    Dongyang E&P, Inc.......................................  35,068    398,616
#   Doosan Engine Co., Ltd.................................. 180,632    800,637
#   Doosan Engineering & Construction Co., Ltd..............  25,919    178,454
#   Doosan Infracore Co., Ltd...............................  23,080    150,248
#   Dragonfly GF Co., Ltd...................................  35,178    351,216
    DRB Holding Co., Ltd....................................  59,548    661,729
#   Duk San Neolux Co., Ltd.................................  14,684    196,563
#   Duksan Hi-Metal Co., Ltd................................ 133,430    950,093
#   DuzonBIzon Co., Ltd..................................... 124,375  2,268,702
    DY Corp................................................. 103,540    573,874
#   DY POWER Corp...........................................  51,834    464,907
#   e Tec E&C, Ltd..........................................   4,675    706,069
#   e-LITECOM Co., Ltd......................................  48,416    779,711
#   e-Starco Co., Ltd....................................... 153,747    344,863
    E1 Corp.................................................  15,389    909,417
#   Eagon Industries Co., Ltd...............................  39,830    911,510
#   Easy Bio, Inc........................................... 233,021  1,499,239
#   Ecopro Co., Ltd.........................................  71,721    522,756
#   EG Corp.................................................  33,779    368,648
#   ELK Corp................................................ 106,470    283,842
#   EMKOREA Co., Ltd........................................  51,220    229,892
#   ENF Technology Co., Ltd.................................  50,594    855,282
#   Eo Technics Co., Ltd....................................  45,957  4,490,643
#   Estechpharma Co., Ltd...................................  47,253    977,758
#   ESTsoft Corp............................................     884     15,445
#   Eugene Corp............................................. 277,837  1,484,262
#   Eugene Investment & Securities Co., Ltd................. 549,087  1,698,993
#   Eugene Technology Co., Ltd..............................  94,115  1,192,971
#   Eusu Holdings Co., Ltd..................................  82,998    671,531
#   EVERDIGM Corp...........................................  63,661    683,595
#   F&F Co., Ltd............................................  22,083    323,289
#   Farmsco.................................................  52,393    863,795
#   Fila Korea, Ltd.........................................  57,179  5,005,594
#   Fine Technix Co., Ltd...................................  92,328    244,884
#   Finetex EnE, Inc........................................  76,593    204,188
#   Firstec Co., Ltd........................................ 164,190    483,771
#   Flexcom, Inc............................................  53,658    137,020
#   Foosung Co., Ltd........................................ 166,889    587,806
#   Fursys, Inc.............................................  14,315    426,548

                                     2009

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
 #   Gamevil, Inc...........................................   9,583 $  757,926
 #   Gaon Cable Co., Ltd....................................  21,699    422,395
 #   GeneOne Life Science, Inc..............................   4,475     40,794
 #   Genexine Co., Ltd......................................   3,715    412,324
 #   Genic Co., Ltd.........................................  24,789    594,812
     GIIR, Inc..............................................  22,387    171,325
     Global & Yuasa Battery Co., Ltd........................  34,248  1,167,581
 #   Global Display Co., Ltd................................  81,699    313,005
 #   GNCO Co., Ltd.......................................... 270,836    317,520
     Golfzon Co., Ltd.......................................  15,908  1,479,785
 #   GOLFZONYUWONHOLDINGS Co., Ltd..........................  77,502    766,601
     Grand Korea Leisure Co., Ltd...........................  54,023  1,388,023
     Green Cross Corp.......................................   3,373    634,268
     Green Cross Holdings Corp.............................. 105,480  3,705,396
 *   Green Non-Life Insurance Co., Ltd......................  22,357         --
 #   GS Engineering & Construction Corp.....................  20,059    448,779
 #   GS Global Corp.........................................  69,887    427,065
     GS Home Shopping, Inc..................................  18,300  3,170,308
     GS retail Co., Ltd.....................................  41,819  1,868,071
 #   Gwangju Shinsegae Co., Ltd.............................   3,400    930,578
 #   Haesung Industrial Co., Ltd............................  13,606    244,124
 #   Halla Corp............................................. 113,384    456,722
     Halla Holdings Corp....................................  43,164  1,903,565
     Halla Visteon Climate Control Corp.....................  51,040  1,585,138
 #   Han Kuk Carbon Co., Ltd................................ 218,733  1,264,813
     Hana Micron, Inc....................................... 102,657    677,226
 #   Hana Tour Service, Inc.................................  52,163  7,757,966
 #   Hanall Biopharma Co., Ltd..............................  83,748    821,191
 #   Hancom, Inc............................................ 100,956  1,803,553
 #   Handok Inc.............................................  31,988    878,188
 #   Handsome Co., Ltd......................................  84,470  2,869,713
 #   Hanil Cement Co., Ltd..................................  20,147  2,177,228
 #   Hanjin Heavy Industries & Construction Co., Ltd........ 405,499  1,572,792
 #   Hanjin Heavy Industries & Construction Holdings Co.,
       Ltd..................................................  83,425    537,432
 #   Hanjin Kal Corp........................................ 230,247  5,582,608
 #   Hanjin P&C Co., Ltd.................................... 110,818    278,986
 #   Hanjin Shipping Co., Ltd............................... 233,547  1,008,635
 #   Hanjin Transportation Co., Ltd.........................  56,414  2,310,901
     Hankook Shell Oil Co., Ltd.............................   3,685  1,455,626
 *   Hankook Synthetics, Inc................................     550         --
     Hankuk Glass Industries, Inc...........................  11,460    263,103
     Hankuk Paper Manufacturing Co., Ltd....................  12,824    394,249
 #   Hanmi Pharm Co., Ltd...................................  21,759  7,484,531
 #   Hanmi Science Co., Ltd.................................  54,507  6,087,152
 #   Hanmi Semiconductor Co., Ltd...........................  55,466    488,303
 #   Hansae Co., Ltd........................................ 101,194  4,503,343
 #   Hansae Yes24 Holdings Co., Ltd.........................  60,141  1,429,902
 #   Hanshin Construction...................................  18,408    374,759
 #   Hansol Chemical Co., Ltd...............................  51,329  3,655,836
     Hansol Holdings Co., Ltd............................... 221,799  1,694,842
 #   Hansol HomeDeco Co., Ltd............................... 362,991    534,468
     Hansol Logistics Co., Ltd..............................  84,611    355,244
     Hansol Paper Co., Ltd..................................  99,326  1,662,116

                                     2010

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Hansol Technics Co., Ltd................................ 112,938 $1,886,604
    Hanssem Co., Ltd........................................   3,933    999,990
    Hanwha Corp.............................................  25,213  1,024,808
#   Hanwha Galleria Timeworld Co., Ltd......................  11,653  1,493,299
    Hanwha General Insurance Co., Ltd....................... 178,702    980,291
    Hanwha Investment & Securities Co., Ltd................. 373,336  1,842,903
#   Hanwha Techwin Co., Ltd................................. 155,369  5,059,208
#   Hanyang Eng Co., Ltd....................................  63,549    659,435
    Hanyang Securities Co., Ltd.............................  18,538    136,609
#   Harim Co., Ltd.......................................... 189,668    726,161
#   Harim Holdings Co., Ltd................................. 171,501    745,879
#   Heung-A Shipping Co., Ltd............................... 583,317  1,594,159
#   Heungkuk Fire & Marine Insurance Co., Ltd...............  92,139    343,914
    High Tech Pharm Co., Ltd................................  28,464    418,019
#   Hite Jinro Co., Ltd..................................... 175,071  3,352,944
    Hitejinro Holdings Co., Ltd.............................  49,775    726,826
#   HMC Investment Securities Co., Ltd...................... 111,405  1,011,743
    HS R&A Co., Ltd.........................................  23,158    629,856
#   Huchems Fine Chemical Corp.............................. 128,331  2,500,294
#   Humax Co., Ltd.......................................... 107,106  1,508,995
#   Huons Co., Ltd..........................................  38,303  3,536,749
    Husteel Co., Ltd........................................  23,193    402,090
#   Huvis Corp..............................................  97,217    716,900
#   Huvitz Co., Ltd.........................................  28,094    519,934
#   Hwa Shin Co., Ltd....................................... 114,245    601,382
    Hwacheon Machine Tool Co., Ltd..........................   4,979    282,034
    HwaSung Industrial Co., Ltd.............................  53,066  1,157,889
#   Hy-Lok Corp.............................................  43,396  1,240,391
    Hyosung Corp............................................  63,705  7,772,626
#   Hyundai BNG Steel Co., Ltd..............................  58,986    525,247
#   Hyundai Corp............................................  61,884  1,531,668
#   Hyundai Elevator Co., Ltd...............................  78,070  5,302,638
#   Hyundai Engineering Plastics Co., Ltd................... 101,203    761,618
#   Hyundai Greenfood Co., Ltd.............................. 246,313  5,085,799
    Hyundai Home Shopping Network Corp......................  34,705  3,631,968
    Hyundai Hy Communications & Networks Co., Ltd........... 173,909    600,821
#   Hyundai Livart Furniture Co., Ltd.......................  67,881  3,675,427
#   Hyundai Merchant Marine Co., Ltd........................   9,006     48,160
#   Hyundai Mipo Dockyard Co., Ltd..........................   2,711    125,537
    Hyundai Pharmaceutical Co., Ltd.........................   3,511     12,757
    Hyundai Steel Co........................................  42,024  2,097,857
#   Hyunjin Materials Co., Ltd.............................. 105,980    190,791
#   HyVision System, Inc....................................  68,506    622,838
#   ICD Co., Ltd............................................  84,572    464,462
#   IHQ, Inc................................................ 145,716    347,311
#   Il Dong Pharmaceutical Co., Ltd.........................  62,230  1,746,926
#   Iljin Display Co., Ltd..................................  40,706    273,334
#   Iljin Electric Co., Ltd................................. 127,969    604,490
#   Iljin Holdings Co., Ltd................................. 150,141  1,294,418
#   Iljin Materials Co., Ltd................................  91,522    539,858
#   Ilshin Spinning Co., Ltd................................   8,039  1,385,260
#   Ilsung Pharmaceuticals Co., Ltd.........................   2,864    287,555
#   IM Co., Ltd.............................................  65,996    202,951

                                     2011

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   iMarketKorea, Inc.......................................  90,333 $2,368,462
#   InBody Co., Ltd.........................................  58,689  2,409,921
#   Infinitt Healthcare Co., Ltd............................   8,517     70,710
#   Infopia Co., Ltd........................................  34,245    440,632
#   Infraware, Inc.......................................... 103,254    406,867
#   InkTec Co., Ltd.........................................  38,881    211,027
#   Innochips Technology, Inc...............................  31,294    297,563
#   InnoWireless, Inc.......................................  21,995    209,910
#   Innox Corp..............................................  63,904    597,327
#   Insun ENT Co., Ltd...................................... 172,368  1,008,850
    Intelligent Digital Integrated Securities Co., Ltd......  28,877    470,281
#   Interflex Co., Ltd......................................  56,555    509,662
    Intergis Co., Ltd.......................................  11,220     40,506
#   Interojo Co., Ltd.......................................  39,961  1,362,643
#   Interpark Holdings Corp................................. 206,989  1,900,536
#   INTOPS Co., Ltd.........................................  40,383    547,818
#   Inzi Controls Co., Ltd..................................  45,990    196,871
    INZI Display Co., Ltd...................................  64,622    104,139
#   Iones Co., Ltd..........................................  36,231    728,556
#   IS Dongseo Co., Ltd.....................................  52,132  3,667,040
#   ISU Chemical Co., Ltd...................................  65,141    593,532
#   IsuPetasys Co., Ltd..................................... 189,204    965,981
#   Jahwa Electronics Co., Ltd..............................  73,642    714,627
#   JB Financial Group Co., Ltd............................. 490,419  2,690,175
    Jcontentree Corp........................................ 394,639  1,736,479
#   Jeil Pharmaceutical Co..................................  38,801    842,773
#   Jeju Semiconductor Corp.................................  29,653    182,346
    Jinro Distillers Co., Ltd...............................  12,752    473,437
#   Jinsung T.E.C...........................................  70,489    342,713
    JLS Co., Ltd............................................   8,735     50,305
    JNK Heaters Co., Ltd....................................  11,537     61,160
#   Joymax Co., Ltd.........................................  21,192    436,932
#   Jusung Engineering Co., Ltd............................. 222,336    835,352
#   JVM Co., Ltd............................................  18,510    894,731
#   JW Holdings Corp........................................ 195,463  1,323,458
#   JW Pharmaceutical Corp..................................  57,132  1,492,246
    JYP Entertainment Corp..................................  73,294    318,569
#   KB Capital Co., Ltd.....................................  66,895  1,334,112
    KB Insurance Co., Ltd................................... 243,340  5,864,343
#   KC Cottrell Co., Ltd....................................  28,203    183,869
#   KC Green Holdings Co., Ltd..............................  80,230    584,256
#   KC Tech Co., Ltd........................................ 123,092  1,275,099
#   KCC Engineering & Construction Co., Ltd.................  30,123    221,243
*   KCO Energy, Inc.........................................     120         --
#   KCP Co., Ltd............................................  63,178  2,078,178
#   KEC Corp................................................ 253,309    285,213
#   KEPCO Engineering & Construction Co., Inc...............  53,498  1,288,652
#   Keyang Electric Machinery Co., Ltd...................... 156,430    655,628
#   KG Chemical Corp........................................  45,800    856,624
#   KGMobilians Co., Ltd....................................  69,415  1,158,315
#   KH Vatec Co., Ltd.......................................  87,362  1,157,096
#   KISCO Corp..............................................  20,347    975,595
    KISCO Holdings Co., Ltd.................................   2,292    135,596

                                     2012

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Kishin Corp.............................................  49,420 $  308,220
#   KISWIRE, Ltd............................................  39,054  1,740,903
#   KIWOOM Securities Co., Ltd..............................  68,819  3,863,395
#   KleanNara Co., Ltd......................................  24,428    111,558
    KMH Co., Ltd............................................  54,976    554,516
#   KMW Co., Ltd............................................  53,185    410,046
#   Koentec Co., Ltd........................................ 297,857    881,250
#   Koh Young Technology, Inc...............................  63,733  2,356,205
#   Kolao Holdings.......................................... 134,465  2,510,095
#   Kolon Corp..............................................  45,278  2,382,020
    Kolon Global Corp.......................................  34,852    664,511
#   Kolon Industries, Inc................................... 107,359  5,008,762
#   Kolon Life Science, Inc.................................  27,291  4,201,804
#   Komipharm International Co., Ltd........................  11,873    150,543
#   KONA I Co., Ltd.........................................  71,763  2,841,586
#   Kook Soon Dang Brewery Co., Ltd.........................  67,701    496,175
    Korea Airport Service Co., Ltd..........................     934     26,852
#   Korea Alcohol Industrial Co., Ltd.......................  42,594    325,120
#   Korea Cast Iron Pipe Industries Co., Ltd................  37,878    479,682
#   Korea Circuit Co., Ltd..................................  65,808    474,219
#   Korea District Heating Corp.............................  17,097  1,075,109
    Korea Electric Terminal Co., Ltd........................  32,072  2,801,326
#   Korea Electronic Power Industrial Development Co., Ltd..  74,881    266,324
    Korea Export Packaging Industrial Co., Ltd..............   5,621    110,386
    Korea Flange Co., Ltd...................................  30,271    408,696
#   Korea Information & Communications Co., Ltd.............  61,340  1,063,996
    Korea Investment Holdings Co., Ltd......................  54,417  2,903,041
#   Korea Kolmar Co., Ltd...................................  52,091  4,560,405
#   Korea Kolmar Holdings Co., Ltd..........................  33,913  2,192,199
#   Korea Line Corp.........................................  64,935  1,293,723
#   Korea Petro Chemical Ind................................  19,034  2,941,995
#   Korea United Pharm, Inc.................................  55,323  1,210,451
    Korean Reinsurance Co................................... 560,005  7,072,401
#   Kortek Corp.............................................  56,343    741,095
#   KPF.....................................................  42,149    141,036
#   KPX Chemical Co., Ltd...................................   8,354    405,674
#   KR Motors Co., Ltd......................................  56,572     52,805
#   KSCB Co., Ltd...........................................   7,972     39,690
    KT Hitel Co., Ltd.......................................  81,696    783,348
    KT Skylife Co., Ltd..................................... 124,747  2,548,515
#   KTB Investment & Securities Co., Ltd.................... 307,884  1,054,895
    Kukdo Chemical Co., Ltd.................................  23,101  1,596,860
    Kukdong Oil & Chemicals Co., Ltd........................   6,292    162,636
#   Kumho Electric Co., Ltd.................................  24,881    383,529
#   Kumho Industrial Co., Ltd...............................  75,088  1,178,873
#   Kumho Tire Co., Inc..................................... 421,717  2,434,298
#   Kumkang Kind Co., Ltd...................................  16,750  1,333,268
#   Kunsul Chemical Industrial Co., Ltd.....................  23,454  1,050,167
    Kwang Dong Pharmaceutical Co., Ltd...................... 197,814  2,455,656
#   Kwang Myung Electric Engineering Co., Ltd............... 237,440    481,658
#   Kyeryong Construction Industrial Co., Ltd...............  25,068    232,954
#   Kyobo Securities Co., Ltd............................... 130,490  1,311,430
#   Kyung Dong Navien Co., Ltd..............................  33,704    953,370

                                     2013

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Kyung-In Synthetic Corp...............................   123,588 $  476,830
#   Kyungbang, Ltd........................................     4,617    948,165
    Kyungchang Industrial Co., Ltd........................    73,797    411,670
#   KyungDong City Gas Co., Ltd...........................    12,897  1,222,824
    Kyungdong Pharm Co., Ltd..............................    38,679    805,199
#   L&F Co., Ltd..........................................    52,290    328,315
#   LB Semicon, Inc.......................................   164,971    217,349
    LEENO Industrial, Inc.................................    51,031  2,018,495
#   LF Corp...............................................   118,888  3,554,721
#   LG Hausys, Ltd........................................    37,195  5,644,415
#   LG International Corp.................................   206,725  5,101,645
#   LG Life Sciences, Ltd.................................    57,740  3,480,189
#   LMS Co., Ltd..........................................    32,869    332,915
#   Lock & Lock Co., Ltd..................................   202,888  2,457,222
#   Lotte Chilsung Beverage Co., Ltd......................     2,570  4,967,453
    Lotte Confectionery Co., Ltd..........................     1,810  3,026,222
#   Lotte Food Co., Ltd...................................     3,967  3,095,700
#   LOTTE Himart Co., Ltd.................................    50,217  2,751,231
#   Lotte Non-Life Insurance Co., Ltd.....................   283,358    764,346
    LS Corp...............................................    77,572  2,604,806
#   LS Industrial Systems Co., Ltd........................    86,497  3,868,442
#   Lumens Co., Ltd.......................................   301,165    937,317
    Macquarie Korea Infrastructure Fund...................   617,423  4,168,786
#   Macrogen, Inc.........................................    42,509  1,561,157
#   Maeil Dairy Industry Co., Ltd.........................    42,668  1,389,178
#   Mando Corp............................................    39,471  3,766,364
#   MDS Technology Co., Ltd...............................    33,053    796,470
#   Medifron DBT Co., Ltd.................................    15,943     59,821
#   Medipost Co., Ltd.....................................     3,841    360,044
    Medy-Tox, Inc.........................................    11,273  5,117,297
    MegaStudy Co., Ltd....................................    16,832    525,922
    MegaStudyEdu Co., Ltd.................................     9,742    618,578
#   Melfas, Inc...........................................   104,886    349,844
    Meritz Finance Group, Inc.............................    48,643    664,124
#   Meritz Fire & Marine Insurance Co., Ltd...............   360,346  5,001,557
    Meritz Securities Co., Ltd............................   192,434    960,595
#   Mgame Corp............................................    91,446    636,106
    Mi Chang Oil Industrial Co., Ltd......................     2,262    138,710
    Mirae Asset Securities Co., Ltd.......................    66,171  2,493,443
#   Mirae Corp............................................ 1,931,820    632,055
    Miwon Chemicals Co., Ltd..............................     1,890     76,219
    Miwon Commercial Co., Ltd.............................       716    110,376
    Miwon Specialty Chemical Co., Ltd.....................     1,041    266,714
#   MK Electron Co., Ltd..................................   101,002    653,129
#   MNTech Co., Ltd.......................................   110,847    531,050
#   Modetour Network, Inc.................................    62,361  2,091,045
#   Monalisa Co., Ltd.....................................    68,050    279,005
    Moorim P&P Co., Ltd...................................   160,953    869,561
#   Moorim Paper Co., Ltd.................................    98,440    364,352
#   Motonic Corp..........................................    73,502    734,306
#   Muhak Co., Ltd........................................    63,604  2,915,656
#   Namhae Chemical Corp..................................   149,878  1,459,938
#   Namsun Aluminum Co., Ltd..............................   321,997    307,937

                                     2014

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Namyang Dairy Products Co., Ltd.........................   1,390 $  877,488
#   Naturalendo Tech Co., Ltd...............................  83,266  1,679,338
#   Neowiz Games Corp.......................................  84,844  1,564,559
    NEOWIZ HOLDINGS Corp....................................  24,844    428,540
#   NEPES Corp.............................................. 104,343    591,785
#   Nexen Corp..............................................  33,168  2,468,282
#   Nexen Tire Corp......................................... 200,617  2,400,324
#   Nexolon Co., Ltd........................................   2,976      3,616
#   Nexon GT Co., Ltd.......................................  80,972    994,531
#   NICE Holdings Co., Ltd..................................  97,402  1,850,923
    NICE Information Service Co., Ltd....................... 206,717  2,169,274
#   NK Co., Ltd............................................. 179,908  1,046,083
#   Nong Shim Holdings Co., Ltd.............................   9,337    995,529
#   Nong Woo Bio Co., Ltd...................................  45,420    872,931
#   NongShim Co., Ltd.......................................  19,606  5,210,543
#   Noroo Holdings Co., Ltd.................................  12,360    346,376
#   NOROO Paint & Coatings Co., Ltd.........................  52,398    739,683
    NPC.....................................................  56,060    302,034
    OCI Materials Co., Ltd..................................  35,023  3,980,604
#   OPTRON-TEC, Inc.........................................  86,759    389,929
#   Orientbio, Inc.......................................... 706,011    859,041
#   OSANGJAIEL Co., Ltd.....................................  26,528    393,934
#   Osstem Implant Co., Ltd.................................  60,174  3,076,048
#   Osung LST Co., Ltd......................................  24,751     12,666
    Ottogi Corp.............................................   5,156  3,632,087
#   Paik Kwang Industrial Co., Ltd.......................... 127,006    299,962
#   Pan Ocean Co., Ltd......................................  13,688     50,768
#   Pan-Pacific Co., Ltd.................................... 164,180    572,761
    Pang Rim Co., Ltd.......................................   8,619    239,687
#   PaperCorea, Inc......................................... 688,918    565,604
#   Partron Co., Ltd........................................ 228,142  1,579,031
#   Pharmicell Co., Ltd..................................... 146,444    803,148
    Poongsan Corp........................................... 144,872  3,263,231
#   Poongsan Holdings Corp..................................  26,213    901,200
#   POSCO Chemtech Co., Ltd................................. 119,219  1,155,612
    POSCO Coated & Color Steel Co., Ltd.....................   2,498     36,454
#   Posco ICT Co., Ltd...................................... 301,412  1,306,740
#   Posco M-Tech Co., Ltd................................... 120,392    249,962
#   Posco Plantec Co., Ltd..................................  16,494     24,529
#   Power Logics Co., Ltd................................... 153,415    519,272
#   PSK, Inc................................................  58,750    549,978
#   Pulmuone Co., Ltd.......................................   6,862  1,379,333
#   Pyeong Hwa Automotive Co., Ltd..........................  70,608    653,415
#   Redrover Co., Ltd....................................... 147,979  1,734,557
    Reyon Pharmaceutical Co., Ltd...........................  23,194    707,791
#   RFsemi Technologies, Inc................................  30,415    183,214
#   RFTech Co., Ltd.........................................  56,309    315,295
#   Romanson Co., Ltd.......................................  49,559    630,832
#   S&C Engine Group, Ltd................................... 305,518    418,526
    S&T Corp................................................   5,003     89,957
    S&T Dynamics Co., Ltd................................... 160,725  1,597,706
#   S&T Holdings Co., Ltd...................................  37,093    734,471
    S&T Motiv Co., Ltd......................................  50,410  2,747,504

                                     2015

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   S-Energy Co., Ltd.......................................  59,160 $  381,445
#   S-MAC Co., Ltd..........................................  85,869    573,592
#   Saeron Automotive Corp..................................   2,640     19,987
#   Sajo Industries Co., Ltd................................  13,633  1,165,642
    SAJOHAEPYO Corp.........................................     574      9,943
    Sam Young Electronics Co., Ltd..........................  63,000    744,027
#   Sam Yung Trading Co., Ltd...............................  55,956    952,770
#   Samchully Co., Ltd......................................  15,646  1,676,165
#   Samho Development Co., Ltd..............................  75,697    220,899
#   Samho International Co., Ltd............................  31,619    685,703
#   SAMHWA Paints Industrial Co., Ltd.......................  57,633  1,007,571
#   Samick Musical Instruments Co., Ltd..................... 382,196  1,512,397
#   Samick THK Co., Ltd.....................................  48,890    335,030
#   Samjin Pharmaceutical Co., Ltd..........................  59,596  1,523,427
#   Samkwang Glass..........................................  19,483  1,655,042
#   Samlip General Foods Co., Ltd...........................   5,367  1,594,703
    Samsung Fine Chemicals Co., Ltd......................... 123,140  3,621,842
#   SAMT Co., Ltd...........................................  76,958    141,344
#   Samyang Foods Co., Ltd..................................  17,230    325,193
#   Samyang Holdings Corp...................................  21,745  3,568,807
#   Samyang Tongsang Co., Ltd...............................  10,193  1,014,043
#   Samyoung Chemical Co., Ltd.............................. 173,170    265,264
#   Sangbo Corp............................................. 109,135    442,001
#   Sapphire Technology Co., Ltd............................  42,273    528,165
    Satrec Initiative Co., Ltd..............................   9,000    198,090
#   Savezone I&C Corp.......................................  62,674    329,776
#   SBI Investment Korea Co., Ltd........................... 363,676    288,019
    SBS Contents Hub Co., Ltd...............................  50,267    633,433
#   SBS Media Holdings Co., Ltd............................. 277,535    867,332
#   SBW..................................................... 568,070    625,564
    Seah Besteel Corp.......................................  87,900  2,491,447
    SeAH Holdings Corp......................................   4,811    820,263
    SeAH Steel Corp.........................................  17,840  1,045,505
#   Sebang Co., Ltd.........................................  57,074    898,575
#   Seegene, Inc............................................  58,471  2,948,307
#   Sejong Industrial Co., Ltd..............................  70,108    614,841
#   Sempio Foods Co.........................................  11,762    696,298
#   Seobu T&D...............................................  73,518  1,683,791
#   Seohan Co., Ltd......................................... 327,758    764,398
#   Seohee Construction Co., Ltd............................ 889,273  1,010,600
#   Seoul Semiconductor Co., Ltd............................ 189,938  2,571,699
#   SEOWONINTECH Co., Ltd...................................  58,761    584,098
#   Seoyon Co., Ltd......................................... 118,432  1,203,349
#   Sewon Cellontech Co., Ltd............................... 146,454    775,171
    Sewon Precision Industry Co., Ltd.......................  21,670    464,803
#   SEWOONMEDICAL Co., Ltd.................................. 109,964    576,892
#   SFA Engineering Corp....................................  58,145  2,087,350
#   SG Corp................................................. 865,420    638,286
#   SH Energy & Chemical Co., Ltd........................... 527,381    765,771
#   Shin Poong Pharmaceutical Co., Ltd...................... 166,467    692,638
#   Shinil Industrial Co., Ltd.............................. 280,106    359,130
    Shinsegae Co., Ltd......................................  11,880  2,112,092
    Shinsegae Engineering & Construction Co., Ltd...........   7,464    380,320

                                     2016

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES    VALUE++
                                                       --------- ----------
SOUTH KOREA -- (Continued)
    Shinsegae Information & Communication Co., Ltd....     6,991 $1,058,981
#   Shinsegae International Co., Ltd..................    14,823  1,738,999
#   Shinsung Solar Energy Co., Ltd....................   269,802    289,359
#   Shinsung Tongsang Co., Ltd........................   705,326    943,760
#   Shinwha Intertek Corp.............................   128,714    280,703
#   Shinwon Corp......................................   192,604    282,587
    Shinyoung Securities Co., Ltd.....................    14,050    643,193
#   Signetics Corp....................................   297,153    381,139
#   SIGONG TECH Co., Ltd..............................    67,831    404,886
    Silicon Works Co., Ltd............................    70,469  2,048,735
#   Silla Co., Ltd....................................    38,828    733,908
#   Simm Tech Co., Ltd................................   134,508  1,087,421
#   SIMPAC, Inc.......................................    82,218    429,073
    Sindoh Co., Ltd...................................    10,939    561,613
#   SJM Co., Ltd......................................    49,393    276,703
#   SK Chemicals Co., Ltd.............................    87,656  5,302,613
#   SK Communications Co., Ltd........................   103,928    863,547
#   SK Gas, Ltd.......................................    23,146  1,674,839
#   SK Securities Co., Ltd............................ 1,947,663  2,174,120
    SK Telecom Co., Ltd...............................     6,678  1,433,190
    SKC Co., Ltd......................................   144,875  4,420,166
#   SKC Solmics Co., Ltd..............................    43,587     78,273
    SL Corp...........................................    77,273  1,016,576
#   SM Culture & Contents Co., Ltd....................    59,505    127,731
#   SM Entertainment Co...............................    93,334  2,528,659
#   Solborn, Inc......................................    88,180    603,409
    Solco Biomedical Co., Ltd.........................    56,341     67,477
#   Solid, Inc........................................   101,535    510,058
#   Songwon Industrial Co., Ltd.......................   100,166    877,151
#   Soulbrain Co., Ltd................................    57,380  2,082,440
    Ssangyong Cement Industrial Co., Ltd..............   118,503  2,038,249
    Steel Flower Co., Ltd.............................    62,419     79,899
#   STS Semiconductor & Telecommunications............   300,260    741,597
#   STX Corp..........................................     1,861      6,617
#   STX Engine Co., Ltd...............................    14,389     86,200
#   Suheung Co., Ltd..................................    36,385  1,514,922
    Sun Kwang Co., Ltd................................    15,705    321,765
#   Sunchang Corp.....................................    37,052    690,234
#   Sung Kwang Bend Co., Ltd..........................   107,397    955,768
#   Sungchang Enterprise Holdings, Ltd................    31,117    986,934
#   Sungshin Cement Co., Ltd..........................   128,974  1,651,968
    Sungwoo Hitech Co., Ltd...........................   218,231  1,682,233
#   Sunjin Co., Ltd...................................    25,877    718,253
#   Sunny Electronics Corp............................    81,771    165,681
#   Suprema, Inc......................................    68,452  1,190,062
#   Synopex, Inc......................................   329,126    481,028
    Tae Kyung Industrial Co., Ltd.....................    39,841    214,006
    Taekwang Industrial Co., Ltd......................     2,106  2,187,032
#   Taewoong Co., Ltd.................................    63,464    943,635
#   Taeyoung Engineering & Construction Co., Ltd......   242,962  1,410,698
#   Taihan Electric Wire Co., Ltd.....................    37,983     81,150
    Taihan Textile Co., Ltd...........................       844     93,976
#   Tailim Packaging Industrial Co., Ltd..............   195,880    631,669

                                     2017

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
  SOUTH KOREA -- (Continued)
  #   TCC Steel.........................................    40,253 $   74,073
  #   TechWing, Inc.....................................    54,511    529,406
  #   Tera Semicon Co., Ltd.............................    45,083    770,199
  #   TES Co., Ltd......................................    40,294    520,211
  #   Theragen Etex Co., Ltd............................    31,067    245,461
      Thinkware Systems Corp............................    15,438    218,859
  #   TK Chemical Corp..................................   283,667    686,269
  #   TK Corp...........................................    78,975    697,208
      Tokai Carbon Korea Co., Ltd.......................     3,229     56,078
  #   Tong Yang Moolsan Co., Ltd........................    22,590    186,138
  #   Tongyang Life Insurance...........................   212,493  2,764,190
  #   Top Engineering Co., Ltd..........................    43,811    225,073
  #   Toptec Co., Ltd...................................    35,047    696,116
  #   Tovis Co., Ltd....................................    78,732    564,105
  #   Trais Co., Ltd....................................    24,456     68,800
  #   TS Corp...........................................    26,872    642,749
  #   UBCare Co., Ltd...................................   114,049    299,409
  #   Ubiquoss, Inc.....................................    79,861    993,301
      Ubivelox, Inc.....................................    15,537    192,995
      UI Display Co., Ltd...............................     7,703     21,547
  #   Uju Electronics Co., Ltd..........................    42,498    447,015
  #   Unid Co., Ltd.....................................    29,423  1,391,491
  #   Uniquest Corp.....................................    36,006    123,755
  #   Unison Co., Ltd...................................    68,242    137,057
  #   Value Added Technologies Co., Ltd.................    41,298  1,049,481
  #   Very Good Leisure Co., Ltd........................    25,853    333,363
  #   Vieworks Co., Ltd.................................    39,832  1,369,899
  #   Visang Education, Inc.............................    40,365    326,510
  #   Webzen, Inc.......................................    53,757  1,493,395
  #   WeMade Entertainment Co., Ltd.....................    27,945  1,295,631
  #   Whanin Pharmaceutical Co., Ltd....................    43,130    899,834
  #   WillBes & Co. (The)...............................   319,383    462,915
  #   WiSoL Co., Ltd....................................    96,855  1,086,017
  #   WONIK CUBE Corp...................................    20,753     59,312
  #   Wonik IPS Co., Ltd................................   284,525  2,982,727
  #   Wonik Materials Co., Ltd..........................    15,661    931,602
  #   Woojeon & Handan Co., Ltd.........................    90,141     98,218
  #   Woongjin Co., Ltd.................................   292,655    739,963
  #   Woongjin Energy Co., Ltd..........................   324,645    429,758
      Woongjin Thinkbig Co., Ltd........................   122,254    997,586
  #   Wooree ETI Co., Ltd...............................   163,783    284,892
  #   Woori Investment Bank Co., Ltd.................... 3,027,946  1,714,338
      WooSung Feed Co., Ltd.............................    86,370    243,492
  #   Y G-1 Co., Ltd....................................    89,329    972,247
      YESCO Co., Ltd....................................    14,192    500,336
  #   YG Entertainment, Inc.............................    46,549  2,114,143
  #   Yoosung Enterprise Co., Ltd.......................   142,242    549,558
  #   Youlchon Chemical Co., Ltd........................    64,528    659,526
  #   Young Heung Iron & Steel Co., Ltd.................   287,784    553,765
      Young Poong Corp..................................     1,885  2,197,064
  *   Young Poong Mining & Construction Corp............     1,580         --
  #   Young Poong Precision Corp........................    81,590    691,087

                                     2018

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
 SOUTH KOREA -- (Continued)
     Youngone Holdings Co., Ltd........................    30,962 $  2,327,698
 #   Yuanta Securities Korea Co., Ltd..................    12,966       60,502
     Yuhan Corp........................................    16,626    3,837,905
     YuHwa Securities Co., Ltd.........................    13,060      161,433
 #   Yungjin Pharmaceutical Co., Ltd...................   518,217    1,010,744
 *   ZeroOne Interactive Co., Ltd......................     3,200           --
                                                                  ------------
 TOTAL SOUTH KOREA.....................................            757,308,454
                                                                  ------------
 TAIWAN -- (12.2%)
 #   A-DATA Technology Co., Ltd........................ 1,408,879    1,472,929
 #   Ability Enterprise Co., Ltd....................... 3,031,076    1,349,542
 #   AcBel Polytech, Inc............................... 3,000,599    1,762,033
 #   Accton Technology Corp............................ 3,653,763    1,511,918
     Ace Pillar Co., Ltd...............................   239,008       90,495
     ACES Electronic Co., Ltd..........................   632,000      373,448
 #   ACHEM Technology Corp............................. 1,673,860      723,666
     Acme Electronics Corp.............................   529,000      223,258
 #   Acter Co., Ltd....................................   220,000      545,448
     Action Electronics Co., Ltd.......................   761,635      103,069
 #   Actron Technology Corp............................   434,150    1,363,198
     Addcn Technology Co., Ltd.........................     7,800       76,715
 #   Adlink Technology, Inc............................   654,262    1,789,391
 #   Advanced Ceramic X Corp...........................   256,000    1,701,798
 #   Advanced Connectek, Inc........................... 1,479,000      260,131
     Advanced International Multitech Co., Ltd.........   501,000      316,541
     Advanced Power Electronics Corp...................    84,000       55,033
 #   Advanced Wireless Semiconductor Co................   885,000    2,435,980
 #   Advancetek Enterprise Co., Ltd....................   888,917      607,997
 #   AGV Products Corp................................. 3,484,801      847,307
 #   AimCore Technology Co., Ltd.......................   334,589      157,421
 #   Alcor Micro Corp..................................   391,000      293,669
     ALI Corp.......................................... 2,271,000      939,712
 #   Allis Electric Co., Ltd...........................    54,000       13,645
 #   Alltek Technology Corp............................   503,640      455,334
 #   Alltop Technology Co., Ltd........................   292,000      182,427
     Alpha Networks, Inc............................... 2,183,763    1,074,893
 #   Altek Corp........................................ 2,017,945    1,618,671
     Ambassador Hotel (The)............................ 1,588,000    1,334,857
 #   AMPOC Far-East Co., Ltd...........................   613,444      392,159
 #   AmTRAN Technology Co., Ltd........................ 4,567,951    2,518,580
 #   Anpec Electronics Corp............................   602,590      370,333
 #   Apacer Technology, Inc............................ 1,001,576      532,950
     APCB, Inc.........................................   990,000      453,109
 #   Apex Biotechnology Corp...........................   638,483      819,504
 #   Apex International Co., Ltd.......................   753,293    1,071,809
 #   Apex Medical Corp.................................   393,500      487,245
 #   Apex Science & Engineering........................ 1,005,897      323,077
 #   Arcadyan Technology Corp..........................   921,718      712,500
 #   Ardentec Corp..................................... 2,717,642    1,828,278
 #   Arima Communications Corp......................... 1,410,719      442,536
 #   Asia Optical Co., Inc............................. 1,578,000    1,289,049
 #   Asia Plastic Recycling Holding, Ltd............... 1,005,842      469,971
 #   Asia Polymer Corp................................. 1,826,458      891,571

                                     2019

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Asia Vital Components Co., Ltd....................  2,146,058 $1,475,783
      ASPEED Technology, Inc............................     23,000    217,147
  #   ASROCK, Inc.......................................    270,000    422,821
  #   Aten International Co., Ltd.......................    604,479  1,542,446
  #   Audix Corp........................................    626,600    631,593
  #   Aurora Corp.......................................    688,499  1,116,539
  #   AV Tech Corp......................................    252,000    196,563
  #   Avermedia Technologies............................    816,446    262,049
  #   Avision, Inc......................................    960,000    212,856
  #   AVY Precision Technology, Inc.....................    263,000    410,115
  #   Awea Mechantronic Co., Ltd........................    260,200    246,496
      Bank of Kaohsiung Co., Ltd........................  2,470,651    711,649
  #   Basso Industry Corp...............................    581,000    722,584
  #   BenQ Materials Corp...............................  1,131,000    600,706
      BES Engineering Corp.............................. 10,018,750  2,718,351
      Bin Chuan Enterprise Co., Ltd.....................     79,015     25,706
      Bionet Corp.......................................    191,000    183,128
      Bionime Corp......................................     49,000    103,366
      Biostar Microtech International Corp..............  1,034,975    233,482
      Bioteque Corp.....................................    315,000  1,008,698
  #   Bizlink Holding, Inc..............................    517,531  2,331,431
  #   Boardtek Electronics Corp.........................    783,000    770,723
      Bright Led Electronics Corp.......................    890,520    277,039
  #   C Sun Manufacturing, Ltd..........................    873,221    468,685
  #   Cameo Communications, Inc.........................  1,147,818    150,132
  #   Capital Securities Corp........................... 12,741,142  3,910,890
  #   Career Technology MFG. Co., Ltd...................  2,090,000  1,650,188
  #   Carnival Industrial Corp..........................  1,753,000    384,561
      Cathay Chemical Works.............................     30,000     15,618
      Cathay Real Estate Development Co., Ltd...........  4,897,000  2,364,977
  #   Celxpert Energy Corp..............................    164,000     98,158
      Central Reinsurance Co., Ltd......................    919,410    462,413
  #   ChainQui Construction Development Co., Ltd........    379,083    288,449
  #   Chaintech Technology Corp.........................    222,230    115,387
      Champion Building Materials Co., Ltd..............  2,108,851    500,832
      Champion Microelectronic Corp.....................     35,000     44,338
  #   Chang Wah Electromaterials, Inc...................    267,673    705,211
      Channel Well Technology Co., Ltd..................    999,000    462,268
  #   Charoen Pokphand Enterprise.......................  1,138,350    913,166
  #   Chaun-Choung Technology Corp......................    456,000    905,978
      CHC Resources Corp................................    390,348    826,312
  #   Chen Full International Co., Ltd..................    610,000    816,630
  #   Chenbro Micom Co., Ltd............................    424,000    427,155
      Cheng Fwa Industrial Co., Ltd.....................     66,000     24,055
  #   Cheng Loong Corp..................................  5,555,383  1,996,575
  #   Cheng Uei Precision Industry Co., Ltd.............  2,933,331  4,103,226
  #   Chenming Mold Industry Corp.......................    470,437    279,155
  #   Chia Chang Co., Ltd...............................    897,000    579,695
  #   Chia Hsin Cement Corp.............................  2,128,121    728,443
  #   Chien Kuo Construction Co., Ltd...................  1,568,312    502,400
      Chien Shing Stainless Steel Co., Ltd..............    585,000     60,055
  #   Chilisin Electronics Corp.........................    559,315    784,832
  #   Chime Ball Technology Co., Ltd....................    163,000    291,469
  #   Chimei Materials Technology Corp..................  1,476,900    950,556

                                     2020

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Chin-Poon Industrial Co., Ltd.....................  2,411,207 $3,087,074
      China Chemical & Pharmaceutical Co., Ltd..........  1,874,000  1,169,270
  #   China Ecotek Corp.................................    200,000    392,226
  #   China Electric Manufacturing Corp.................  1,710,900    422,866
  #   China General Plastics Corp.......................  2,379,105    819,004
      China Glaze Co., Ltd..............................    804,139    260,354
  #   China Man-Made Fiber Corp.........................  5,236,879  1,361,185
      China Metal Products..............................  1,753,603  1,535,978
      China Motor Corp..................................    299,609    217,897
  #   China Petrochemical Development Corp.............. 18,244,000  4,996,610
  #   China Steel Chemical Corp.........................    127,554    467,301
  #   China Steel Structure Co., Ltd....................    655,000    398,657
  #   China Synthetic Rubber Corp.......................  2,944,563  2,818,921
  *   China United Trust & Investment Corp..............    164,804         --
      China Wire & Cable Co., Ltd.......................    711,000    259,056
      Chinese Maritime Transport, Ltd...................    722,850    647,833
      Chipbond Technology Corp..........................    236,000    354,765
      ChipMOS TECHNOLOGIES, Inc.........................     70,286     65,925
  #   Chlitina Holding, Ltd.............................    120,000    930,158
  #   Chong Hong Construction Co., Ltd..................    937,778  1,718,351
  *   Chou Chin Industrial Co., Ltd.....................        825         --
  #   Chroma ATE, Inc...................................  1,786,821  3,625,738
      Chun YU Works & Co., Ltd..........................  1,382,000    590,956
  #   Chun Yuan Steel...................................  2,283,529    711,340
      Chung Hung Steel Corp.............................  5,814,979    838,448
  #   Chung Hwa Pulp Corp...............................  3,146,031    861,131
      Chung-Hsin Electric & Machinery Manufacturing
        Corp............................................  2,618,375  1,428,121
      Chunghwa Chemical Synthesis & Biotech Co., Ltd....    287,000    284,965
  #   Chunghwa Picture Tubes, Ltd....................... 16,151,000    512,859
      Chyang Sheng Dyeing & Finishing Co., Ltd..........    297,000    165,498
      Cleanaway Co., Ltd................................    502,000  2,416,073
      Clevo Co..........................................  2,495,200  2,472,718
  #   CMC Magnetics Corp................................ 18,394,960  1,798,023
  #   CoAsia Microelectronics Corp......................    703,500    423,919
      Coland Holdings, Ltd..............................     52,000     93,317
      Collins Co., Ltd..................................    618,431    244,778
      Compeq Manufacturing Co., Ltd.....................  6,824,000  4,498,895
      Concord Securities Co., Ltd.......................  3,588,000    757,419
      Continental Holdings Corp.........................  3,343,320    981,845
      Coretronic Corp...................................  3,652,750  2,901,366
      Cosmo Electronics Corp............................     23,137     22,639
  #   Coxon Precise Industrial Co., Ltd.................    820,000  1,458,557
  #   Creative Sensor, Inc..............................     85,000     50,551
  #   Crystalwise Technology, Inc.......................    764,302    302,246
  #   CSBC Corp. Taiwan.................................  3,066,610  1,322,317
  #   Cub Elecparts, Inc................................    171,638  1,715,259
  #   CviLux Corp.......................................    581,039    594,226
  #   Cyberlink Corp....................................    537,697  1,209,072
  #   CyberPower Systems, Inc...........................    264,000    519,302
      CyberTAN Technology, Inc..........................  1,130,779    647,776
  #   D-Link Corp.......................................  4,990,668  1,596,255
  #   DA CIN Construction Co., Ltd......................  1,007,711    508,149
  #   Da-Li Development Co., Ltd........................    882,206    921,165

                                     2021

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
      Dafeng TV, Ltd....................................    345,540 $  586,782
  #   Danen Technology Corp.............................  2,794,000    650,143
  #   Darfon Electronics Corp...........................  1,833,550    841,427
  #   Darwin Precisions Corp............................  2,422,635    826,272
  #   Davicom Semiconductor, Inc........................     52,888     38,366
      Daxin Materials Corp..............................    246,750    264,177
  #   De Licacy Industrial Co., Ltd.....................    169,000    154,855
  #   Delpha Construction Co., Ltd......................    991,931    534,569
  #   Depo Auto Parts Ind Co., Ltd......................    589,000  1,811,003
  *   Der Pao Construction Co., Ltd.....................    476,000         --
  #   DFI, Inc..........................................    514,524    675,896
  #   Dimerco Express Corp..............................    744,000    417,161
  #   Dynacolor, Inc....................................    316,000    481,445
      Dynamic Electronics Co., Ltd......................  1,908,321    605,452
  #   Dynapack International Technology Corp............    922,000  1,489,567
  #   E Ink Holdings, Inc...............................  6,045,000  2,366,347
  #   E-Lead Electronic Co., Ltd........................    507,942    647,719
  #   E-Life Mall Corp..................................    431,000    806,303
  #   E-Ton Solar Tech Co., Ltd.........................  2,396,209    873,314
      Eastern Media International Corp..................  3,093,889    456,283
  #   Edimax Technology Co., Ltd........................  1,370,108    390,732
  #   Edison Opto Corp..................................    871,000    507,966
  #   Edom Technology Co., Ltd..........................    919,553    669,542
  #   eGalax_eMPIA Technology, Inc......................    323,660    592,386
  #   Elan Microelectronics Corp........................  2,557,715  2,665,155
      Elite Advanced Laser Corp.........................    531,600  1,919,861
      Elite Material Co., Ltd...........................  1,744,350  3,598,889
  #   Elite Semiconductor Memory Technology, Inc........  1,573,200  1,452,659
  #   Elitegroup Computer Systems Co., Ltd..............  2,202,254  1,462,108
  #   eMemory Technology, Inc...........................    429,000  4,801,500
      Emerging Display Technologies Corp................    829,000    172,194
  #   ENG Electric Co., Ltd.............................  1,116,794    531,618
      EnTie Commercial Bank Co., Ltd....................  2,016,603    864,306
  #   Entire Technology Co., Ltd........................    636,000    275,347
      Episil Holdings, Inc..............................    892,000    208,167
      Eslite Spectrum Corp. (The).......................     10,000     49,735
      Eson Precision Ind. Co., Ltd......................    137,000    146,767
  #   Eternal Materials Co., Ltd........................  3,820,647  3,723,224
  #   Etron Technology, Inc.............................  1,395,000    600,732
  #   Everest Textile Co., Ltd..........................  1,778,562    871,173
      Evergreen International Storage & Transport Corp..  3,658,000  1,675,022
  #   Everlight Chemical Industrial Corp................  3,378,720  2,052,094
  #   Everlight Electronics Co., Ltd....................  2,598,000  3,433,366
  #   Everspring Industry Co., Ltd......................    168,000    126,278
      Excelsior Medical Co., Ltd........................    593,654    803,311
      Far Eastern Department Stores Ltd.................  3,350,000  1,894,172
      Far Eastern International Bank.................... 11,868,317  4,101,423
  #   Faraday Technology Corp...........................  2,274,648  2,307,943
  #   Farglory F T Z Investment Holding Co., Ltd........    541,000    250,586
  #   Farglory Land Development Co., Ltd................  1,355,000  1,274,025
  #   Federal Corp......................................  3,121,489  1,379,734
  #   Feedback Technology Corp..........................    235,000    433,492
      Feng Hsin Iron & Steel Co.........................  2,756,100  3,168,635

                                     2022

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
  TAIWAN -- (Continued)
      Fine Blanking & Tool Co., Ltd.....................    13,000 $   18,930
  #   First Copper Technology Co., Ltd..................   929,000    224,125
  #   First Hotel.......................................   818,424    551,048
      First Insurance Co, Ltd. (The).................... 1,157,179    520,618
  #   First Steamship Co., Ltd.......................... 2,597,218    925,563
  #   FLEXium Interconnect, Inc......................... 1,299,379  4,351,012
  #   Flytech Technology Co., Ltd.......................   650,698  2,357,293
  #   FocalTech Systems Co., Ltd........................   628,000    487,435
      Formosa Advanced Technologies Co., Ltd............ 1,096,000    622,148
  #   Formosa International Hotels Corp.................    97,067    684,762
      Formosa Laboratories, Inc.........................   465,000    742,426
  #   Formosa Oilseed Processing Co., Ltd...............   708,567    496,723
  #   Formosa Optical Technology Co., Ltd...............   165,000    376,174
      Formosan Rubber Group, Inc........................ 2,943,000  2,034,687
  #   Formosan Union Chemical........................... 1,222,218    507,513
  #   Fortune Electric Co., Ltd.........................   699,078    329,400
      Founding Construction & Development Co., Ltd...... 1,156,546    665,119
      Foxlink Image Technology Co., Ltd.................   779,000    407,063
  #   Froch Enterprise Co., Ltd......................... 1,158,000    393,011
  #   FSP Technology, Inc............................... 1,285,887    656,251
  #   Fulgent Sun International Holding Co., Ltd........   173,000    175,935
  #   Fullerton Technology Co., Ltd.....................   620,600    477,431
  #   Fulltech Fiber Glass Corp......................... 2,124,083    720,214
  #   Fwusow Industry Co., Ltd..........................   823,751    393,769
      G Shank Enterprise Co., Ltd.......................   856,281    570,803
  #   G Tech Optoelectronics Corp....................... 1,375,000    612,320
  #   Gallant Precision Machining Co., Ltd.............. 1,195,000    436,198
  #   Gamania Digital Entertainment Co., Ltd............   669,000    821,419
      GEM Terminal Industrial Co., Ltd..................    23,386      6,446
  #   Gemtek Technology Corp............................ 2,508,219  1,278,318
      General Plastic Industrial Co., Ltd...............   199,553    201,476
  #   Genesis Photonics, Inc............................ 2,540,990    799,324
  #   Genius Electronic Optical Co., Ltd................   485,427    940,083
      Genmont Biotech, Inc..............................    48,000     35,611
  #   GeoVision, Inc....................................   359,079    937,705
      Getac Technology Corp............................. 2,607,360  1,751,587
  #   Giantplus Technology Co., Ltd..................... 1,585,900    331,857
      Giga Solution Tech Co., Ltd.......................   655,446    363,376
  #   Gigabyte Technology Co., Ltd...................... 3,670,800  2,920,032
  #   Gigasolar Materials Corp..........................   158,880  2,589,225
  #   Gigastorage Corp.................................. 2,094,561  1,326,769
  #   Gintech Energy Corp............................... 3,308,303  1,957,076
  #   Global Brands Manufacture, Ltd.................... 2,145,359    444,956
  #   Global Lighting Technologies, Inc.................   548,000    588,611
  #   Global Mixed Mode Technology, Inc.................   519,000    996,437
  #   Global Unichip Corp...............................   610,000  1,385,509
      Globalwafers Co., Ltd.............................    90,382    225,284
      Globe Union Industrial Corp....................... 1,470,914    529,580
  #   Gloria Material Technology Corp................... 3,288,565  1,682,286
  #   Glory Science Co., Ltd............................   330,296    571,161
  #   Glotech Industrial Corp...........................   465,000     57,759
  #   Gold Circuit Electronics, Ltd..................... 2,647,227    923,579
  #   Good Will Instrument Co., Ltd.....................   226,542    114,236

                                     2023

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Gourmet Master Co., Ltd...........................    376,000 $1,746,092
  #   Grand Pacific Petrochemical.......................  7,007,000  3,511,965
  #   Grape King Bio, Ltd...............................    619,000  4,162,648
      Great China Metal Industry........................  1,001,000    853,321
  #   Great Taipei Gas Co., Ltd.........................  1,640,000  1,184,800
  #   Great Wall Enterprise Co., Ltd....................  3,707,774  2,481,544
      Greatek Electronics, Inc..........................    897,000    851,779
  #   Green Energy Technology, Inc......................  2,304,457  1,038,759
  #   Green Seal Holding, Ltd...........................    138,000    549,625
  #   GTM Holdings Corp.................................  1,009,000    376,971
      Hakers Enterprise Co., Ltd........................     84,000    225,384
      Hannstar Board Corp...............................  2,209,049    625,248
  #   HannStar Display Corp............................. 21,641,506  2,688,946
      HannsTouch Solution, Inc..........................  6,241,130    738,699
  #   Harvatek Corp.....................................  1,061,623    379,286
  #   Hey Song Corp.....................................  1,981,750  2,065,822
  #   Hi-Clearance, Inc.................................    185,000    530,148
  #   Hiroca Holdings, Ltd..............................    353,448    898,799
      HiTi Digital, Inc.................................    932,935    411,510
  #   Hitron Technology, Inc............................  1,757,213    657,845
      Hiyes International Co., Ltd......................      5,043      6,461
  #   Ho Tung Chemical Corp.............................  5,439,400  1,188,588
  #   Hocheng Corp......................................  2,223,700    562,308
      Hold-Key Electric Wire & Cable Co., Ltd...........    205,908     43,437
  #   Holiday Entertainment Co., Ltd....................    415,800    844,617
  #   Holtek Semiconductor, Inc.........................  1,145,000  1,667,594
      Holy Stone Enterprise Co., Ltd....................  1,277,728  1,569,266
  #   Hong TAI Electric Industrial......................  1,306,000    356,423
      Hong YI Fiber Industry Co.........................     75,652     76,699
      Horizon Securities Co., Ltd.......................  2,760,000    507,323
  #   Hota Industrial Manufacturing Co., Ltd............  1,125,128  3,333,029
      Hsin Kuang Steel Co., Ltd.........................  1,388,443    631,819
  #   Hsin Yung Chien Co., Ltd..........................    246,100    542,758
      Hsing TA Cement Co................................    620,000    219,789
  #   Hu Lane Associate, Inc............................    470,866  1,789,653
  #   HUA ENG Wire & Cable..............................  2,359,565    592,826
  #   Huaku Development Co., Ltd........................  1,706,816  2,849,714
      Huang Hsiang Construction Corp....................    735,800    697,358
      Hung Ching Development & Construction Co., Ltd....    730,000    421,018
      Hung Poo Real Estate Development Corp.............  1,829,185  1,303,838
      Hung Sheng Construction, Ltd......................  3,037,400  1,481,996
  #   Huxen Corp........................................    315,244    443,332
  #   Hwa Fong Rubber Co., Ltd..........................  1,629,010    649,855
  #   Hwacom Systems, Inc...............................    564,000    198,425
  #   I-Chiun Precision Industry Co., Ltd...............  1,266,313    430,039
  #   I-Sheng Electric Wire & Cable Co., Ltd............    664,000    700,324
  #   Ibase Technology, Inc.............................    695,560  1,183,088
  #   Ichia Technologies, Inc...........................  2,260,000  1,418,367
  #   Ideal Bike Corp...................................    949,263    391,105
  #   IEI Integration Corp..............................     83,209    115,874
  #   ILI Technology Corp...............................    563,383    803,786
      Infortrend Technology, Inc........................  1,559,163    691,982
  #   Inpaq Technology Co., Ltd.........................    398,000    290,732

                                     2024

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
  TAIWAN -- (Continued)
      Insyde Software Corp..............................   107,000 $  107,928
      Iron Force Industrial Co., Ltd....................   159,000    695,970
  #   ITE Technology, Inc...............................   890,095    712,402
      ITEQ Corp......................................... 1,673,614    985,856
  #   J Touch Corp......................................   920,000    297,795
      Janfusun Fancyworld Corp..........................   823,564     94,793
  #   Jentech Precision Industrial Co., Ltd.............   447,868    624,932
      Jess-Link Products Co., Ltd.......................   970,900  1,028,606
      Jih Sun Financial Holdings Co., Ltd............... 7,044,843  1,798,656
  #   Johnson Health Tech Co., Ltd......................   585,331  1,271,002
  #   K Laser Technology, Inc........................... 1,058,000    458,926
  #   Kang Na Hsiung Enterprise Co., Ltd................   559,020    203,096
  #   Kao Hsing Chang Iron & Steel......................   509,600    140,826
  #   Kaori Heat Treatment Co., Ltd.....................   499,270    690,450
  #   Kaulin Manufacturing Co., Ltd.....................   875,330    463,602
  #   KD Holding Corp...................................   128,000    677,077
  #   KEE TAI Properties Co., Ltd....................... 2,737,473  1,514,810
  #   Kenmec Mechanical Engineering Co., Ltd............ 1,419,000    469,674
  #   Kerry TJ Logistics Co., Ltd....................... 1,696,000  1,843,374
  #   Kindom Construction Corp.......................... 2,544,000  1,497,929
      King Yuan Electronics Co., Ltd.................... 7,179,979  4,842,977
      King's Town Bank Co., Ltd......................... 3,003,701  2,512,864
  #   King's Town Construction Co., Ltd.................   943,210    733,682
  #   Kinik Co..........................................   771,000  1,223,846
  #   Kinko Optical Co., Ltd............................   997,000    456,750
  #   Kinpo Electronics................................. 8,020,157  2,524,202
  #   KMC Kuei Meng International, Inc..................   209,875    908,191
  #   KS Terminals, Inc.................................   803,482    863,448
  #   Kung Long Batteries Industrial Co., Ltd...........   363,000  1,440,522
  #   Kung Sing Engineering Corp........................ 1,962,000    656,246
  #   Kuo Toong International Co., Ltd.................. 1,037,000  1,203,521
  #   Kuoyang Construction Co., Ltd..................... 2,902,384  1,149,605
  #   Kwong Fong Industries Corp........................ 1,498,760    754,393
  #   KYE Systems Corp.................................. 1,734,381    551,390
  #   L&K Engineering Co., Ltd..........................   623,048    381,678
      LAN FA Textile.................................... 1,838,933    781,746
      Lanner Electronics, Inc...........................   326,000    350,373
      Laser Tek Taiwan Co., Ltd.........................    92,504     70,116
  #   LCY Chemical Corp................................. 2,195,383  1,287,188
  #   Leader Electronics, Inc...........................   926,000    278,418
  #   Leadtrend Technology Corp.........................   207,086    172,287
      Lealea Enterprise Co., Ltd........................ 4,677,892  1,335,982
  #   Ledlink Optics, Inc...............................   109,000    164,239
  #   Ledtech Electronics Corp..........................   592,000    187,399
      LEE CHI Enterprises Co., Ltd...................... 1,230,000    438,438
  #   Lelon Electronics Corp............................   597,000    435,483
  #   Leofoo Development Co., Ltd....................... 1,751,000    602,181
      LES Enphants Co., Ltd............................. 1,217,754    546,537
  #   Lextar Electronics Corp........................... 2,756,500  1,325,747
  #   Li Peng Enterprise Co., Ltd....................... 3,929,426  1,084,844
  #   Lian HWA Food Corp................................   446,883    447,461
  #   Lien Chang Electronic Enter.......................   476,000    240,957
  #   Lien Hwa Industrial Corp.......................... 3,670,676  2,430,877

                                     2025

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Lingsen Precision Industries, Ltd.................  2,622,506 $  844,238
      Lite-On Semiconductor Corp........................  1,591,539    944,441
      Long Bon International Co., Ltd...................  2,208,945  1,595,456
      Long Chen Paper Co., Ltd..........................  3,506,709  1,312,450
  #   Longwell Co.......................................  1,032,000    682,437
  #   Lotes Co., Ltd....................................    422,778  1,158,762
      Lucky Cement Corp.................................  1,606,000    508,690
  #   Lumax International Corp., Ltd....................    591,769    800,244
      Lung Yen Life Service Corp........................    231,000    563,551
  #   LuxNet Corp.......................................    263,000    534,105
  #   Macauto Industrial Co., Ltd.......................     88,000    351,206
  #   Macroblock, Inc...................................    200,000    270,983
  #   Macronix International............................ 25,469,481  3,755,445
      MacroWell OMG Digital Entertainment Co., Ltd......     38,000     60,238
  #   Mag Layers Scientific-Technics Co., Ltd...........    237,303    226,330
  #   Marketech International Corp......................    862,000    518,048
      Masterlink Securities Corp........................  7,148,896  2,123,798
      Mayer Steel Pipe Corp.............................    916,567    394,275
  #   Maywufa Co., Ltd..................................    170,322     71,849
  #   Meiloon Industrial Co.............................    393,809    154,382
      Mercuries & Associates Holding, Ltd...............  2,368,991  1,407,586
  #   Mercuries Life Insurance Co., Ltd.................  3,135,400  1,887,873
  #   Merry Electronics Co., Ltd........................  1,077,477  1,565,856
  #   Micro-Star International Co., Ltd.................  4,812,075  4,423,172
  #   Microbio Co., Ltd.................................  2,462,607  1,998,542
  #   Microelectronics Technology, Inc..................    739,019    195,324
  #   Microlife Corp....................................    249,600    596,835
      Mildef Crete, Inc.................................    154,000    171,985
      MIN AIK Technology Co., Ltd.......................  1,067,316  2,241,341
  #   Mirle Automation Corp.............................  1,090,959    894,691
  #   Mitac Holdings Corp...............................  2,729,000  2,348,382
  #   Mobiletron Electronics Co., Ltd...................    395,000    378,365
  #   Mosel Vitelic, Inc................................  2,344,014    197,753
  #   Motech Industries, Inc............................  2,211,000  3,075,441
  #   MPI Corp..........................................    430,000    846,231
  #   Nak Sealing Technologies Corp.....................    367,954    802,590
  #   Namchow Chemical Industrial Co., Ltd..............    931,000  2,077,965
  #   Nan Kang Rubber Tire Co., Ltd.....................  3,206,952  2,853,486
      Nan Liu Enterprise Co., Ltd.......................     75,000    378,914
      Nan Ren Lake Leisure Amusement Co., Ltd...........  1,290,000    425,232
  #   Nan Ya Printed Circuit Board Corp.................  1,624,000  1,664,964
      Nantex Industry Co., Ltd..........................  1,370,585    999,050
  #   National Petroleum Co., Ltd.......................    242,824    272,897
  #   Neo Solar Power Corp..............................  5,398,529  4,147,694
  #   Netronix, Inc.....................................    468,000    656,397
      New Asia Construction & Development Corp..........    732,835    166,396
  #   New Era Electronics Co., Ltd......................    534,000    330,613
  #   Newmax Technology Co., Ltd........................    644,009    397,302
  #   Nexcom International Co., Ltd.....................    661,094    608,556
      Nichidenbo Corp...................................    883,620    697,588
      Nien Hsing Textile Co., Ltd.......................  1,601,436  1,156,116
      Nishoku Technology, Inc...........................    171,000    206,498
  #   Nuvoton Technology Corp...........................    490,000    369,224

                                     2026

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
      O-TA Precision Industry Co., Ltd..................     42,000 $   25,067
  #   Ocean Plastics Co., Ltd...........................    812,200    615,614
      OptoTech Corp.....................................  3,890,886  1,211,807
  #   Orient Semiconductor Electronics, Ltd.............  3,551,000  1,308,337
  #   Oriental Union Chemical Corp......................  3,413,267  2,246,229
  #   P-Two Industries, Inc.............................     49,000     14,758
  #   Pacific Construction Co...........................  1,679,921    872,485
  #   Pacific Hospital Supply Co., Ltd..................    425,000    730,950
      Pan Jit International, Inc........................  2,523,541    836,047
  #   Pan-International Industrial Corp.................  2,813,747  1,205,084
  #   Parade Technologies, Ltd..........................    346,401  2,912,899
  #   Paragon Technologies Co., Ltd.....................    482,246    783,772
  #   PChome Online, Inc................................    359,119  4,989,893
  #   Phihong Technology Co., Ltd.......................  1,895,901    589,949
  #   Phoenix Tours International, Inc..................    273,000    351,643
  #   Pixart Imaging, Inc...............................    798,150  1,809,232
      Plotech Co., Ltd..................................    115,000     32,238
  #   Polytronics Technology Corp.......................    330,027    660,551
  #   Portwell, Inc.....................................    617,000    691,034
  #   Posiflex Technology, Inc..........................    294,327  1,305,890
  *   Potrans Electrical Corp...........................    228,000         --
  #   Power Mate Technology Co., Ltd....................    255,000    424,500
  #   Power Quotient International Co., Ltd.............  1,023,600    381,595
      Powertech Industrial Co., Ltd.....................    367,000    191,854
      Poya International Co., Ltd.......................    310,135  3,503,340
  #   President Securities Corp.........................  4,936,488  2,133,984
      Prime Electronics Satellitics, Inc................    819,822    237,184
  #   Prince Housing & Development Corp.................  7,887,644  2,482,649
      Princeton Technology Corp.........................  1,162,000    257,759
  *   Prodisc Technology, Inc...........................  1,707,199         --
  #   Promate Electronic Co., Ltd.......................  1,060,000    973,217
  #   Promise Technology, Inc...........................    946,286    499,588
  *   Protop Technology Co., Ltd........................    192,000         --
  #   Qisda Corp........................................ 10,556,900  3,069,129
  #   Qualipoly Chemical Corp...........................    484,000    402,780
  #   Quanta Storage, Inc...............................    723,000    456,601
  #   Quintain Steel Co., Ltd...........................  2,024,824    316,987
  #   Radium Life Tech Co., Ltd.........................  4,652,059  2,056,751
  #   Ralec Electronic Corp.............................    251,209    376,572
  #   Rechi Precision Co., Ltd..........................  1,819,181  1,347,149
  #   Rexon Industrial Corp., Ltd.......................     94,392     30,390
  #   Rich Development Co., Ltd.........................  4,372,036  1,564,613
  #   Richtek Technology Corp...........................    916,000  4,743,253
  #   Ritek Corp........................................ 18,889,387  1,717,079
  #   Rotam Global Agrosciences, Ltd....................    607,268    721,761
  #   Ruentex Engineering & Construction Co.............    280,000    392,501
  #   Run Long Construction Co., Ltd....................    692,292    667,216
  *   Sainfoin Technology Corp..........................    131,260         --
      Sampo Corp........................................  3,494,327  1,278,254
  #   San Fang Chemical Industry Co., Ltd...............  1,166,454  1,291,195
  #   San Shing Fastech Corp............................    563,796  1,363,549
  #   Sanyang Motor Co., Ltd............................  2,947,628  2,090,913
  #   SCI Pharmtech, Inc................................    413,395  1,033,985

                                     2027

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Scientech Corp....................................    287,000 $  538,145
      SDI Corp..........................................    787,000    693,014
  #   Sea Sonic Electronics Co., Ltd....................    221,000    210,904
      Senao International Co., Ltd......................    628,541    955,404
  #   Sercomm Corp......................................  1,420,000  3,009,958
      Sesoda Corp.......................................  1,078,163  1,169,963
      Shan-Loong Transportation Co., Ltd................     29,000     20,199
      Sheng Yu Steel Co., Ltd...........................    639,980    354,615
  #   ShenMao Technology, Inc...........................    560,891    473,791
      Shih Her Technologies, Inc........................    372,000    395,757
      Shih Wei Navigation Co., Ltd......................  1,464,183    723,481
  #   Shihlin Electric & Engineering Corp...............  1,683,000  2,000,857
      Shihlin Paper Corp................................    130,000    128,946
      Shin Hai Gas Corp.................................      1,157      1,656
  #   Shin Zu Shing Co., Ltd............................  1,098,144  2,869,951
      Shinih Enterprise Co., Ltd........................     69,000     81,653
  #   Shining Building Business Co., Ltd................  2,146,401    875,716
      Shinkong Insurance Co., Ltd.......................  1,276,131    877,588
      Shinkong Synthetic Fibers Corp.................... 10,044,395  3,146,869
      Shinkong Textile Co., Ltd.........................  1,068,542  1,311,923
  #   Shiny Chemical Industrial Co., Ltd................    334,031    422,881
  #   Shuttle, Inc......................................  2,485,152    609,636
      Sigurd Microelectronics Corp......................  2,335,974  1,605,336
      Silergy Corp......................................     68,000    642,458
  #   Silicon Integrated Systems Corp...................  2,908,820    539,363
  #   Silicon Power Computer & Communications, Inc......    275,000    136,694
  #   Silitech Technology Corp..........................  1,013,774    647,540
  #   Sinbon Electronics Co., Ltd.......................  1,182,000  1,838,953
      Sincere Navigation Corp...........................  2,117,786  1,532,555
  #   Singatron Enterprise Co., Ltd.....................    437,000    110,874
      Sinkang Industries Co., Ltd.......................    153,521     47,491
  #   Sinmag Equipment Corp.............................    224,938  1,240,521
  #   Sino-American Electronic Co., Ltd.................    163,750    358,919
  #   Sino-American Silicon Products, Inc...............  3,904,000  4,239,807
  #   Sinon Corp........................................  2,577,510  1,153,337
      Sinphar Pharmaceutical Co., Ltd...................    959,595    843,763
  #   Sinyi Realty, Inc.................................  1,427,608  1,301,435
  #   Sirtec International Co., Ltd.....................    920,000  1,456,360
  #   Sitronix Technology Corp..........................    683,879  1,678,999
  #   Siward Crystal Technology Co., Ltd................  1,106,000    568,244
  #   Soft-World International Corp.....................    550,000    915,139
      Solar Applied Materials Technology Co.............  2,322,581  1,468,765
  #   Solartech Energy Corp.............................  2,517,616  1,368,838
      Solomon Technology Corp...........................    134,159     61,590
  #   Solytech Enterprise Corp..........................    974,000    128,166
  #   Sonix Technology Co., Ltd.........................  1,098,000  1,266,599
      Southeast Cement Co., Ltd.........................  1,053,700    477,555
  #   Spirox Corp.......................................     66,000     27,503
  #   Sporton International, Inc........................    436,505  2,677,662
  #   St Shine Optical Co., Ltd.........................    314,000  4,085,675
      Standard Chemical & Pharmaceutical Co., Ltd.......    700,571    656,056
  #   Stark Technology, Inc.............................    817,860    657,532
  #   Sunonwealth Electric Machine Industry Co., Ltd....  1,136,487    545,545

                                     2028

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
  #   Sunplus Technology Co., Ltd.......................  1,808,000 $  769,382
  #   Sunrex Technology Corp............................  1,891,736    731,082
  #   Sunspring Metal Corp..............................    612,000    760,379
      Sunty Development Co., Ltd........................     42,000     19,900
      Super Dragon Technology Co., Ltd..................    159,382     70,495
  #   Supreme Electronics Co., Ltd......................  2,059,399    858,143
  #   Swancor Ind Co., Ltd..............................    441,248  3,015,733
      Sweeten Construction Co., Ltd.....................    594,522    327,349
  #   Syncmold Enterprise Corp..........................    971,000  1,321,819
  #   Sysage Technology Co., Ltd........................    508,080    432,884
  #   Systex Corp.......................................    242,388    406,387
  #   T-Mac Techvest PCB Co., Ltd.......................    750,000    268,572
  #   TA Chen Stainless Pipe............................  4,142,248  2,114,792
  #   Ta Chong Bank, Ltd................................ 11,574,528  4,693,259
  #   Ta Chong Securities Co., Ltd......................  1,503,000    435,674
  #   Ta Ya Electric Wire & Cable.......................  3,252,306    515,255
  #   Ta Yih Industrial Co., Ltd........................    194,000    479,694
  #   TA-I Technology Co., Ltd..........................  1,199,009    496,422
      Tah Hsin Industrial Corp..........................    426,600    316,325
      TAI Roun Products Co., Ltd........................    239,000     74,903
  #   Tai Tung Communication Co., Ltd...................    411,197    300,882
  #   Taichung Commercial Bank Co., Ltd................. 11,550,831  3,842,875
  #   TaiDoc Technology Corp............................    249,000    545,945
  #   Taiflex Scientific Co., Ltd.......................  1,019,000  1,256,231
  #   Taimide Tech, Inc.................................    545,000    673,636
  #   Tainan Enterprises Co., Ltd.......................    872,370    691,424
  #   Tainan Spinning Co., Ltd..........................  7,101,044  3,284,556
  #   Taisun Enterprise Co., Ltd........................  1,877,428    701,625
  #   Taita Chemical Co., Ltd...........................  1,034,951    245,898
  #   Taiwan Acceptance Corp............................    616,480  1,388,774
  #   Taiwan Building Materials Co., Ltd................  8,574,722  2,447,926
      Taiwan Calsonic Co., Ltd..........................     33,000     24,487
  #   Taiwan Chinsan Electronic Industrial Co., Ltd.....    553,000    657,325
      Taiwan Cogeneration Corp..........................  1,935,566  1,433,358
      Taiwan Fire & Marine Insurance Co., Ltd...........  1,170,338    809,073
  *   Taiwan Flourescent Lamp Co., Ltd..................    176,000         --
      Taiwan FU Hsing Industrial Co., Ltd...............    930,000  1,097,869
  #   Taiwan Hon Chuan Enterprise Co., Ltd..............  2,303,468  3,612,769
  #   Taiwan Hopax Chemicals Manufacturing Co., Ltd.....  1,089,120    602,767
  *   Taiwan Kolin Co., Ltd.............................  1,356,000         --
  #   Taiwan Land Development Corp......................  5,842,616  2,095,300
  #   Taiwan Life Insurance Co., Ltd....................  2,976,586  2,985,390
  #   Taiwan Line Tek Electronic........................    579,543    277,603
  #   Taiwan Mask Corp..................................  1,038,412    262,779
      Taiwan Navigation Co., Ltd........................  1,099,777    574,628
  #   Taiwan Paiho, Ltd.................................  1,636,287  3,418,908
  #   Taiwan PCB Techvest Co., Ltd......................  1,650,238  1,660,678
  #   Taiwan Prosperity Chemical Corp...................  1,124,000    532,059
      Taiwan Pulp & Paper Corp..........................  2,253,980    778,373
      Taiwan Sakura Corp................................  1,681,003  1,062,593
      Taiwan Sanyo Electric Co., Ltd....................    458,400    384,782
      Taiwan Secom Co., Ltd.............................    809,371  2,432,258
      Taiwan Semiconductor Co., Ltd.....................  1,887,000  1,497,917

                                     2029

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
      Taiwan Sogo Shin Kong SEC.........................  1,514,710 $1,797,433
  #   Taiwan Styrene Monomer............................  3,943,209  1,845,025
      Taiwan Surface Mounting Technology Corp...........  1,895,388  1,639,262
  #   Taiwan TEA Corp...................................  5,181,897  2,264,604
  #   Taiwan Union Technology Corp......................  1,548,000  1,092,128
      Taiyen Biotech Co., Ltd...........................    916,883    677,187
  #   Tatung Co., Ltd................................... 15,091,015  2,782,216
      Te Chang Construction Co., Ltd....................    427,482    334,331
      Tekcore Co., Ltd..................................    237,000     31,758
  #   Ten Ren Tea Co., Ltd..............................    187,980    243,556
      Test Research, Inc................................  1,001,821  1,771,159
      Test-Rite International Co., Ltd..................  1,898,495  1,244,822
  #   Tex-Ray Industrial Co., Ltd.......................    803,000    312,399
      Thinking Electronic Industrial Co., Ltd...........    524,204    654,949
  #   Thye Ming Industrial Co., Ltd.....................  1,087,669  1,123,128
      Ton Yi Industrial Corp............................  3,696,644  1,800,265
  #   Tong Hsing Electronic Industries, Ltd.............    945,963  1,753,930
  #   Tong Yang Industry Co., Ltd.......................  2,594,741  2,764,991
  #   Tong-Tai Machine & Tool Co., Ltd..................  1,752,892  1,216,132
      Topco Scientific Co., Ltd.........................    955,363  1,616,661
      Topco Technologies Corp...........................    129,000    252,725
  #   Topoint Technology Co., Ltd.......................  1,044,776    682,351
  #   Toung Loong Textile Manufacturing.................    505,000  1,894,775
  #   Trade-Van Information Services Co.................    253,000    202,428
      Transasia Airways Corp............................  2,027,000    570,810
  #   Tripod Technology Corp............................  2,435,000  3,831,642
  #   TrueLight Corp....................................    435,000    929,737
      Tsann Kuen Enterprise Co., Ltd....................    551,686    396,623
  #   TSC Auto ID Technology Co., Ltd...................    150,700  1,174,392
  #   TSRC Corp.........................................  3,007,200  2,091,061
  #   Ttet Union Corp...................................    270,000    612,285
  #   TTFB Co., Ltd.....................................     63,000    477,154
      TTY Biopharm Co., Ltd.............................    908,979  2,615,983
  #   Tung Ho Steel Enterprise Corp.....................  4,971,000  3,087,734
      Tung Ho Textile Co., Ltd..........................    598,000    128,769
  #   Tung Thih Electronic Co., Ltd.....................    348,600  1,945,137
  #   TURVO International Co., Ltd......................    333,112    612,426
  #   TXC Corp..........................................  2,088,053  2,255,741
  #   TYC Brother Industrial Co., Ltd...................  1,428,980    881,761
  #   Tycoons Group Enterprise..........................  2,934,182    380,180
      Tyntek Corp.......................................  1,873,039    711,618
      U-Ming Marine Transport Corp......................     69,000     88,493
  #   Ubright Optronics Corp............................    235,500    180,770
      Unic Technology Corp..............................     72,723     18,387
  #   Unimicron Technology Corp.........................  6,636,000  3,133,613
  #   Union Bank Of Taiwan..............................  5,890,707  1,950,095
  #   Union Insurance Co., Ltd..........................    535,660    342,962
      Unitech Computer Co., Ltd.........................    809,804    404,855
  #   Unitech Printed Circuit Board Corp................  3,827,370  1,403,445
      United Integrated Services Co., Ltd...............  1,476,439  1,457,789
      Unity Opto Technology Co., Ltd....................  1,830,500  1,053,202
  #   Universal Cement Corp.............................  2,433,836  1,836,334
  #   Unizyx Holding Corp...............................  2,965,430  1,104,901

                                     2030

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
  TAIWAN -- (Continued)
      UPC Technology Corp...............................  4,611,447 $1,379,520
  #   Userjoy Technology Co., Ltd.......................     74,000     85,868
      USI Corp..........................................  5,507,734  1,937,877
      Ve Wong Corp......................................    621,696    431,114
  #   Viking Tech Corp..................................    630,815    393,144
      Visual Photonics Epitaxy Co., Ltd.................  1,627,696  2,070,790
  #   Vivotek, Inc......................................    410,319  1,004,116
  #   Wafer Works Corp..................................  2,959,392    989,367
      Wah Hong Industrial Corp..........................    354,021    192,889
  #   Wah Lee Industrial Corp...........................  1,083,000  1,511,863
      Walsin Lihwa Corp................................. 10,939,000  2,421,791
  #   Walsin Technology Corp............................  3,637,873  1,265,858
      Walton Advanced Engineering, Inc..................  2,112,197    502,113
      WAN HWA Enterprise Co.............................    658,083    315,989
  #   Waterland Financial Holdings Co., Ltd.............  5,457,197  1,436,638
  #   Ways Technical Corp., Ltd.........................    497,000    232,547
  #   Wei Chuan Foods Corp..............................  2,127,000  1,451,050
  #   Wei Mon Industry Co., Ltd.........................  3,075,282    221,517
  #   Weikeng Industrial Co., Ltd.......................  1,435,100    891,398
  #   Well Shin Technology Co., Ltd.....................    529,000    658,613
  #   Wha Yu Industrial Co., Ltd........................    108,000     37,699
      Win Semiconductors Corp...........................  4,237,000  4,532,978
  #   Winbond Electronics Corp..........................  8,001,138  1,762,763
      Wintek Corp.......................................  5,447,000    118,407
  #   Wisdom Marine Lines Co., Ltd......................  1,711,402  1,989,851
  #   Wistron NeWeb Corp................................  1,494,682  3,724,981
  #   WT Microelectronics Co., Ltd......................  2,715,051  3,263,009
  #   WUS Printed Circuit Co., Ltd......................  2,158,000  1,571,963
  #   X-Legend Entertainment Co., Ltd...................    150,125    636,602
  #   XAC Automation Corp...............................    220,000    531,474
  #   Xxentria Technology Materials Corp................    776,207  2,116,603
      Yageo Corp........................................    515,028    735,075
      Yang Ming Marine Transport Corp...................  2,266,000    779,572
  #   YC Co., Ltd.......................................  2,727,926    987,410
  #   YC INOX Co., Ltd..................................  2,316,171  1,380,262
      YCC Parts Manufacturing Co., Ltd..................    181,000    485,796
  #   Yea Shin International Development Co., Ltd.......  1,002,350    547,527
  #   Yeong Guan Energy Technology Group Co., Ltd.......    321,279  1,933,761
  #   YFY, Inc..........................................  8,160,212  2,650,642
  #   Yi Jinn Industrial Co., Ltd.......................  1,618,094    634,557
  #   Yieh Phui Enterprise Co., Ltd.....................  6,655,804  1,708,603
  #   Yonyu Plastics Co., Ltd...........................    494,600    415,558
  #   Young Fast Optoelectronics Co., Ltd...............    925,872    329,761
  #   Young Optics, Inc.................................    395,111    406,062
  #   Youngtek Electronics Corp.........................    725,412  1,141,597
      Yufo Electronics Co., Ltd.........................     98,000     54,632
      Yung Chi Paint & Varnish Manufacturing Co., Ltd...    414,869  1,093,439
  #   Yungshin Construction & Development Co., Ltd......    310,000    486,167
      YungShin Global Holding Corp......................  1,061,300  1,647,575
  #   Yungtay Engineering Co., Ltd......................  2,396,000  3,776,576
  #   Zeng Hsing Industrial Co., Ltd....................    313,107  1,530,958
      Zenitron Corp.....................................  1,293,000    697,535
  #   Zig Sheng Industrial Co., Ltd.....................  3,101,732  1,180,762

                                     2031

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
TAIWAN -- (Continued)
#   Zinwell Corp......................................  1,991,586 $  2,145,874
#   Zippy Technology Corp.............................    711,948      775,399
#   ZongTai Real Estate Development Co., Ltd..........    895,090      453,929
                                                                  ------------
TOTAL TAIWAN..........................................             710,995,900
                                                                  ------------
THAILAND -- (3.6%)
    AAPICO Hitech PCL(B013L48)........................    964,380      377,598
    AAPICO Hitech PCL(B013KZ2)........................    110,000       43,070
    Advanced Information Technology PCL...............     60,100       48,598
    Aeon Thana Sinsap Thailand PCL....................    142,500      355,795
    AJ Plast PCL......................................  1,601,288      308,945
    Amarin Printing & Publishing PCL..................     77,660       23,797
    Amata Corp. PCL...................................  6,431,500    2,572,965
    Ananda Development PCL............................ 18,048,000    1,638,632
    AP Thailand PCL................................... 17,385,416    2,910,312
*   Apex Development PCL..............................      3,536           --
    Asia Green Energy PCL.............................  1,825,354       93,223
    Asia Plus Group Holdings PCL...................... 12,916,500    1,480,569
    Asian Insulators PCL.............................. 12,731,600      549,072
    Asian Phytoceuticals PCL..........................    481,600       29,515
    Bangchak Petroleum PCL (The)......................  5,214,600    5,067,387
    Bangkok Aviation Fuel Services PCL................  1,907,446    1,352,990
    Bangkok Chain Hospital PCL........................  9,621,137    1,869,905
    Bangkok Expressway PCL............................  4,336,400    4,675,364
    Bangkok Insurance PCL.............................    180,181    1,871,081
    Bangkok Land PCL.................................. 85,036,370    3,522,573
    Bangkok Life Assurance PCL........................     49,000       68,123
*   Bangkok Rubber PCL................................     14,600           --
    Beauty Community PCL..............................  3,376,900      406,244
    Cal-Comp Electronics Thailand PCL................. 20,002,744    1,850,162
*   Central Paper Industry PCL........................         20           --
    Central Plaza Hotel PCL...........................  3,548,200    3,750,048
    CH Karnchang PCL..................................  5,757,405    4,247,199
    Charoong Thai Wire & Cable PCL....................  1,366,400      337,287
    Christiani & Nielsen Thai.........................  2,991,600      336,125
    Chularat Hospital PCL.............................  4,626,300      255,959
    CK Power PCL...................................... 22,272,190    1,630,366
    Country Group Development PCL.....................  5,563,300      200,465
    Country Group Holdings PCL........................  7,794,200      287,486
    CS Loxinfo PCL....................................  1,759,200      331,925
    Dhipaya Insurance PCL.............................  1,018,800    1,076,757
    Diamond Building Products PCL.....................  3,922,300      529,725
    DSG International Thailand PCL....................  4,092,240      743,094
    Dynasty Ceramic PCL............................... 23,743,680    2,506,071
    E for L Aim PCL...................................    960,700       29,438
    Eastern Water Resources Development and
      Management PCL..................................  5,047,700    1,647,001
    Erawan Group PCL (The)............................ 14,702,570    1,626,898
    Esso Thailand PCL................................. 14,400,200    2,165,444
    Everland PCL......................................    457,100       16,860
    G J Steel PCL..................................... 14,292,980       97,328
    G Steel PCL.......................................  5,403,060       52,122
    GFPT PCL..........................................  6,976,800    1,949,822
    GMM Grammy PCL....................................     90,260       30,731

                                     2032

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ----------- ----------
 THAILAND -- (Continued)
     Golden Land Property Development PCL..............   7,036,900 $1,227,889
     Grand Canal Land PCL..............................   5,552,200    472,595
     Grande Asset Hotels & Property PCL................  13,101,375    416,330
     Hana Microelectronics PCL.........................   4,169,096  3,844,393
     ICC International PCL.............................     204,600    224,947
     Italian-Thai Development PCL......................  19,673,827  4,102,784
 *   ITV PCL...........................................   2,785,600         --
     Jasmine International PCL.........................  23,358,700  3,313,761
     Jay Mart PCL......................................   2,582,825    674,195
     Jubilee Enterprise PCL............................     204,000    128,495
     Kang Yong Electric PCL............................      40,500    326,344
     Karmarts PCL......................................     534,900     82,713
     KCE Electronics PCL...............................   2,531,118  3,806,192
     KGI Securities Thailand PCL.......................  12,346,500  1,141,994
     Khon Kaen Sugar Industry PCL......................  12,232,200  1,381,307
     Khonburi Sugar PCL................................     101,800     26,573
     Kiatnakin Bank PCL................................   3,485,100  3,015,904
     Krungthai Card PCL................................     191,400    430,372
     Laguna Resorts & Hotels PCL.......................     197,000    146,723
     Lanna Resources PCL...............................   1,970,550    648,557
     LH Financial Group PCL............................  28,584,566  1,411,183
     Loxley PCL........................................  13,703,076  1,127,505
     LPN Development PCL(B00PXK5)......................     411,500    206,655
     LPN Development PCL(B00Q643)......................   7,122,100  3,576,711
     Major Cineplex Group PCL..........................   3,835,400  3,563,891
     Maybank Kim Eng Securities Thailand PCL...........     880,300    581,955
     MBK PCL...........................................   5,772,000  2,325,504
     MCOT PCL..........................................   2,424,300    818,532
     Mega Lifesciences PCL.............................     968,000    477,889
     Millcon Steel PCL.................................   3,645,000    176,846
     MK Real Estate Development PCL....................   1,885,900    256,840
     Modernform Group PCL..............................   1,790,200    472,375
     Muang Thai Insurance PCL..........................      61,288    261,706
     Muramoto Electron Thailand PCL....................      14,000     93,148
     Namyong Terminal PCL..............................     245,300    109,966
     Nation Multimedia Group PCL.......................  14,789,200    692,359
     Nava Nakorn PCL...................................   1,715,500     77,878
     Noble Development PCL.............................     670,100    233,855
     Nok Airlines PCL..................................     393,900    101,143
     Polyplex Thailand PCL.............................   3,059,900    833,453
     Precious Shipping PCL.............................   7,203,300  1,706,556
     Premier Marketing PCL.............................   2,433,500    697,357
     President Rice Products PCL.......................       3,375      4,788
     Property Perfect PCL..............................  24,984,100    652,160
     PTG Energy PCL....................................  10,811,000  4,386,361
     Quality Houses PCL................................  68,425,976  4,504,136
     Raimon Land PCL...................................  27,202,300    987,912
     Regional Container Lines PCL......................   4,243,000  1,029,299
     Rojana Industrial Park PCL........................   8,546,984  1,479,262
     RS PCL............................................   6,026,500  2,034,767
     Saha Pathana Inter-Holding PCL....................     680,300    474,830
     Saha-Union PCL....................................     746,600    789,072
     Sahaviriya Steel Industries PCL................... 117,108,200    531,630

                                     2033

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
 THAILAND -- (Continued)
     Samart Corp. PCL....................................  4,949,100 $2,892,650
     Samart I-Mobile PCL................................. 18,489,800    912,817
     Samart Telcoms PCL..................................  2,696,700  1,530,260
     Sansiri PCL......................................... 88,090,910  4,298,946
     SC Asset Corp PCL................................... 17,396,128  1,549,832
     Siam Future Development PCL......................... 11,101,073  1,763,825
     Siam Global House PCL...............................  6,515,677  1,497,432
     Siamgas & Petrochemicals PCL........................  4,441,400  1,310,556
     Sino-Thai Engineering & Construction PCL............  9,030,000  5,918,371
     SNC Former PCL......................................    869,400    372,477
     Somboon Advance Technology PCL......................  2,178,437  1,038,381
     SPCG PCL............................................  3,976,400  2,752,849
     Sri Ayudhya Capital PCL.............................    233,100    234,786
     Sri Trang Agro-Industry PCL.........................  6,023,690  2,068,000
     Sriracha Construction PCL...........................  1,370,300    991,421
     Srithai Superware PCL............................... 15,840,300  1,087,630
     STP & I PCL.........................................  7,856,004  3,321,165
     Supalai PCL.........................................  9,256,433  4,490,992
     Susco PCL...........................................  1,939,800    172,818
     SVI PCL............................................. 12,829,600  1,623,493
     Symphony Communication PCL..........................    692,400    278,964
     Syntec Construction PCL.............................  6,843,300    582,491
     Tata Steel Thailand PCL............................. 27,039,000    529,349
     Thai Agro Energy PCL................................    378,870     36,549
     Thai Airways International PCL(6888868)............. 10,491,900  3,721,060
     Thai Airways International PCL(6364971).............    141,400     50,149
     Thai Carbon Black PCL...............................    504,600    323,562
     Thai Central Chemical PCL...........................    263,500    179,430
     Thai Metal Trade PCL................................    629,300    150,875
     Thai Rayon PCL......................................      9,400      6,108
     Thai Reinsurance PCL................................  2,113,700    175,117
     Thai Rung Union Car PCL.............................    786,120     94,571
     Thai Stanley Electric PCL...........................    206,600  1,113,747
     Thai Steel Cable PCL................................      3,400      1,167
     Thai Vegetable Oil PCL..............................  3,291,475  2,288,016
     Thai Wacoal PCL.....................................     78,000    110,101
     Thai-German Ceramic Industry PCL....................  6,562,900    621,935
     Thaicom PCL.........................................  4,939,000  5,079,834
     Thanachart Capital PCL..............................  5,555,300  4,925,610
     Thitikorn PCL.......................................  1,022,100    282,749
     Thoresen Thai Agencies PCL..........................  9,244,554  3,304,905
     TICON Industrial Connection PCL.....................  7,862,584  2,810,854
     TIPCO Foods PCL.....................................  1,278,482    460,682
     Tisco Financial Group PCL(B3KFW10)..................  1,031,000  1,243,226
     Tisco Financial Group PCL(B3KFW76)..................  3,233,800  3,899,461
     TTCL PCL(B5ML0D8)...................................  1,350,871  1,140,259
     TTCL PCL(BWY4Y10)...................................    956,928    807,735
     TTW PCL............................................. 14,102,500  4,601,468
     U City PCL.......................................... 33,268,200     37,756
     Union Mosaic Industry PCL (The).....................    272,000     49,006
     Unique Engineering & Construction PCL...............  7,089,470  3,499,979
     Univanich Palm Oil PCL..............................    939,000    262,424
     Univentures PCL.....................................  7,086,000  1,276,666

                                     2034

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
 THAILAND -- (Continued)
     Vanachai Group PCL................................  7,263,759 $  2,823,478
     Vibhavadi Medical Center PCL...................... 50,345,200    2,142,653
     Vinythai PCL......................................  2,792,934      784,510
     Workpoint Entertainment PCL.......................  2,120,240    2,285,973
                                                                   ------------
 TOTAL THAILAND........................................             208,864,783
                                                                   ------------
 TURKEY -- (2.2%)
     Adana Cimento Sanayii TAS Class A.................    545,478    1,325,209
 #   Adel Kalemcilik Ticaret ve Sanayi A.S.............     22,672      519,142
     Adese Alisveris Merkezleri Ticaret A.S............    331,389      555,549
 #   Afyon Cimento Sanayi TAS..........................  1,129,733    3,301,698
 #   Akcansa Cimento A.S...............................    459,206    2,599,250
 #   Akenerji Elektrik Uretim A.S......................  2,629,867      918,713
 #   Akfen Holding A.S.................................    944,009    2,746,049
     AKIS Gayrimenkul Yatirimi A.S.....................     52,982       42,209
     Aksa Akrilik Kimya Sanayii AS.....................    904,430    3,610,173
     Aksigorta A.S.....................................    995,287      727,897
 *   Aktas Elektrik Ticaret A.S........................        370           --
 #   Alarko Holding A.S................................    876,010    1,103,714
     Albaraka Turk Katilim Bankasi A.S.................  3,710,077    1,872,170
 #   Alkim Alkali Kimya A.S............................      6,300       31,141
 #   Anadolu Anonim Turk Sigorta Sirketi...............  1,975,112    1,024,655
 #   Anadolu Cam Sanayii A.S...........................  2,219,949    1,459,488
 #   Anadolu Hayat Emeklilik A.S.......................    863,622    1,641,839
     Asya Katilim Bankasi A.S..........................  3,243,121      970,756
 #   Aygaz A.S.........................................    124,525      469,952
 #   Bagfas Bandirma Gubre Fabrikalari A.S.............    543,565    2,602,595
     Baticim Bati Anadolu Cimento Sanayii A.S..........    388,952      994,275
 #   Besiktas Futbol Yatirimlari Sanayi ve Ticaret
       A.S.............................................  1,596,555    1,180,722
 #   Bizim Toptan Satis Magazalari A.S.................    196,968      874,302
 #   Bolu Cimento Sanayii A.S..........................    642,909    1,184,776
 #   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....    625,547    1,400,586
     Boyner Perakende Ve Tekstil Yatirimlari AS........    112,874    2,627,443
 #   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...    586,489    1,746,031
     Bursa Cimento Fabrikasi A.S.......................    229,830      356,509
     Celebi Hava Servisi A.S...........................     80,877    1,139,022
     Cimsa Cimento Sanayi VE Ticaret AS................    644,555    3,676,633
 #   Deva Holding A.S..................................    683,187      826,861
 #   Dogan Sirketler Grubu Holding A.S.................  8,856,312    1,752,627
     Dogus Otomotiv Servis ve Ticaret A.S..............    825,986    4,779,331
     Dyo Boya Fabrikalari Sanayi ve Ticaret A.S........    221,703      132,007
 #   Eczacibasi Yatirim Holding Ortakligi A.S..........    354,065    1,238,707
 #   EGE Endustri VE Ticaret A.S.......................     23,730    1,875,329
     EGE Seramik Sanayi ve Ticaret A.S.................    822,424    1,092,284
 #   EIS Eczacibasi Ilac ve Sinai ve Finansal
       Yatirimlar Sanayi ve Ticaret A.S................  1,950,686    1,888,065
 #   Fenerbahce Futbol A.S.............................     86,590    1,303,378
     Gentas Genel Metal Sanayi ve Ticaret A.S..........    171,113       72,130
     Global Yatirim Holding A.S........................  2,683,006    1,678,197
 *   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S...      8,540           --
 #   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
       A.S.............................................     63,953    1,660,333
 #   Goodyear Lastikleri TAS...........................     37,464      797,923
 #   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.....  1,475,304    1,339,647

                                     2035

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
 TURKEY -- (Continued)
 #   GSD Holding AS....................................... 2,604,393 $1,184,852
 #   Gubre Fabrikalari TAS................................ 1,483,117  4,083,769
 #   Hurriyet Gazetecilik ve Matbaacilik AS............... 1,395,690    331,788
 #   Ihlas Holding A.S.................................... 7,909,778    685,737
 #   Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
       Ticaret A.S........................................   185,688    385,624
 #   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
       AS................................................. 1,329,455  1,204,980
     Is Finansal Kiralama A.S............................. 1,188,927    330,182
     Is Yatirim Menkul Degerler A.S. Class A..............   291,214    111,179
 #   Izmir Demir Celik Sanayi A.S.........................   819,232    596,642
     Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
       Class A............................................ 1,613,680  1,038,201
 #   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
       Class B............................................ 1,205,759    846,856
 #   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
       Class D............................................ 6,697,063  3,569,921
 #   Karsan Otomotiv Sanayii Ve Ticaret A.S............... 3,491,509  1,901,865
 #   Kartonsan Karton Sanayi ve Ticaret A.S...............    19,316  1,505,601
 #   Konya Cimento Sanayii A.S............................    21,970  2,582,204
 #   Koza Altin Isletmeleri A.S...........................   122,452  1,030,331
 #   Koza Anadolu Metal Madencilik Isletmeleri A.S........ 1,427,863  1,335,297
     Mardin Cimento Sanayii ve Ticaret A.S................   369,885    553,191
     Menderes Tekstil Sanayi ve Ticaret A.S...............   822,847    172,074
 #   Metro Ticari ve Mali Yatirimlar Holding A.S.......... 2,278,836    601,515
 #   Migros Ticaret A.S...................................   180,496  1,341,601
 *   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.......        --         --
 *   Mudurnu Tavukculuk A.S...............................     1,740         --
 *   Nergis Holding A.S...................................     1,784         --
 #   NET Holding A.S...................................... 1,477,759  1,748,029
 #   Netas Telekomunikasyon A.S...........................   400,904  1,821,193
     Nuh Cimento Sanayi A.S...............................   350,191  1,200,530
 #   Otokar Otomotiv Ve Savunma Sanayi A.S................   159,010  4,904,605
 #   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
       A.S................................................   686,994    853,034
     Parsan Makina Parcalari Sanayi AS....................   140,357    263,157
 #   Petkim Petrokimya Holding A.S........................   780,881  1,170,295
     Pinar Entegre Et ve Un Sanayi A.S....................   145,518    524,324
     Pinar SUT Mamulleri Sanayii A.S......................   139,940  1,201,363
 *   Raks Elektronik Sanayi ve Ticaret A.S................     2,730         --
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...   356,531    399,566
 #   Sasa Polyester Sanayi A.S............................   200,000    181,079
     Sekerbank TAS........................................ 4,187,780  2,368,743
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S............. 1,445,513  1,304,039
 #   Soda Sanayii A.S..................................... 1,966,921  3,226,638
 #   Tat Gida Sanayi A.S..................................   829,960  2,067,795
 #   Tekfen Holding A.S................................... 1,548,959  2,354,070
 #   Teknosa Ic Ve Dis Ticaret A.S........................   201,012    522,696
 #   Tekstil Bankasi A.S.................................. 1,337,315  1,104,318
 #   Trakya Cam Sanayi A.S................................ 4,046,024  2,986,557
 #   Turcas Petrol A.S.................................... 1,149,839    671,919
     Turk Traktor ve Ziraat Makineleri A.S................    40,488  1,061,746
     Turkiye Sinai Kalkinma Bankasi A.S................... 8,846,097  5,566,915
 #   Vestel Elektronik Sanayi ve Ticaret A.S.............. 1,090,031  1,797,519

                                     2036

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TURKEY -- (Continued)
#   Zorlu Enerji Elektrik Uretim A.S.................  2,044,463 $    1,246,880
                                                                 --------------
TOTAL TURKEY.........................................               129,079,744
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,040,694,967
                                                                 --------------
PREFERRED STOCKS -- (1.2%)
BRAZIL -- (1.2%)
    AES Tiete SA.....................................  1,421,547      7,597,748
    Alpargatas SA....................................  1,696,118      3,863,877
    Banco ABC Brasil SA(B23DMP8).....................    966,658      2,919,214
    Banco ABC Brasil SA(BYT8JC7).....................     37,355        112,809
    Banco Daycoval SA................................    451,227      1,180,798
    Banco do Estado do Rio Grande do Sul SA Class B..  2,480,734      7,165,542
    Banco Industrial e Comercial SA..................    484,320      1,111,802
    Banco Pan SA.....................................  2,200,640        983,361
    Banco Pine SA....................................    296,003        432,254
    Banco Sofisa SA..................................     75,000         50,599
    Braskem SA Class A...............................    605,800      2,218,704
    Centrais Eletricas Brasileiras SA Class B........    958,200      2,389,938
    Centrais Eletricas Santa Catarina................     79,600        319,893
    Cia de Gas de Sao Paulo - COMGAS Class A.........    186,367      2,252,330
    Cia de Saneamento do Parana......................    213,501        261,892
    Cia de Transmissao de Energia Eletrica Paulista..    484,040      5,858,327
    Cia Energetica de Sao Paulo Class B..............    594,400      3,320,981
    Cia Energetica do Ceara Class A..................    112,639      1,314,579
    Cia Ferro Ligas da Bahia - Ferbasa...............    330,749        780,517
    Cia Paranaense de Energia........................    518,100      5,338,445
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.......................................  1,709,999      7,546,280
    Empresa Metropolitana de Aguas e Energia SA......      2,300          2,956
    Eucatex SA Industria e Comercio..................    223,327        211,981
    Gol Linhas Aereas Inteligentes SA................    940,217      1,559,729
    Marcopolo SA.....................................  4,892,300      3,286,348
    Oi SA............................................  1,325,300      1,873,407
    Parana Banco SA..................................     52,900        146,775
    Randon Participacoes SA..........................  1,778,557      1,662,227
    Saraiva SA Livreiros Editores....................     68,973         86,822
*   Sharp SA......................................... 30,200,000             --
    Unipar Carbocloro SA Class B.....................    279,095        365,991
    Usinas Siderurgicas de Minas Gerais SA Class A...  1,939,100      2,225,693
                                                                 --------------
TOTAL BRAZIL.........................................                68,441,819
                                                                 --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B.....................     29,649         45,724
    Embotelladora Andina SA Class B..................    245,412        693,607
                                                                 --------------
TOTAL CHILE..........................................                   739,331
                                                                 --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA..............................  2,414,068      2,615,240
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                71,796,390
                                                                 --------------

                                     2037

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Cyrela Commercial Properties SA
        Empreendimentos e Participacoes Rights
        08/28/15.....................................     20,673 $          121
*     Gol Linhas Aereas Inteligentes SA Rights
        08/14/15.....................................    213,895            624
                                                                 --------------
TOTAL BRAZIL.........................................                       745
                                                                 --------------
CHINA -- (0.0%)
*     Ju Teng International Holdings, Ltd. Warrants
        10/14/16.....................................    360,750         20,941
                                                                 --------------
INDONESIA -- (0.0%)
*     Pabrik Kertas Tjiwi Kimia Tbk PT Warrants
        07/10/17.....................................    185,833            852
                                                                 --------------
MALAYSIA -- (0.0%)
*     CB Industrial Product Holdings Bhd Warrants
        11/06/19.....................................    203,303         21,795
*     Eastern & Oriental Bhd Warrants 07/21/19.......  1,036,339         77,227
*     KNM Group Bhd Warrants 04/20/21................    466,948         17,704
*     Matrix Concept Holdings Bhd Warrants 07/20/20..    270,767         41,417
*     O.S.K. Holdings Bhd Warrants 07/22/20..........  1,408,243             --
                                                                 --------------
TOTAL MALAYSIA.......................................                   158,143
                                                                 --------------
SOUTH AFRICA -- (0.0%)
*     Adcock Ingram Holdings, Ltd. Warrants
         07/26/19....................................     46,369         27,491
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Foosung Co., Ltd. Rights 09/03/15..............     14,956         13,484
*     Meritz Securities Co., Ltd. Rights 08/21/15....    106,032        143,170
*     SOLCO Biomedical Co., Ltd. Rights 09/04/15.....     15,803          7,482
                                                                 --------------
TOTAL SOUTH KOREA....................................                   164,136
                                                                 --------------
TAIWAN -- (0.0%)
*     Achem Technology Corp. Rights 08/03/15.........     58,798            280
*     Excelsior Medical Co., Ltd. Rights 08/14/15....     29,564          2,528
                                                                 --------------
TOTAL TAIWAN.........................................                     2,808
                                                                 --------------
THAILAND -- (0.0%)
*     CGH W2 Warrants 07/14/18.......................    649,517             --
*     CK Power PCL Warrants 05/28/20.................  5,257,590         79,062
*     Country Group Holdings NVDR Warrants 01/05/18..    668,567          8,726
*     Grand Canal Land PCL Warrants 06/29/18.........    555,220         31,506
*     Italian-Thai Development PCL Warrants
         05/13/19....................................    861,397         40,327
*     Jasmine International PCL Warrants 07/05/20.... 10,764,914        433,712
*     Jay Mart PCL Rights 08/31/15...................    429,705             --
*     Precious Shipping PCL Warrants 06/15/18........     17,410          1,630
*     Raimon Land PCL Warrants 06/14/18..............  6,800,575         42,449
*     Vibhavadi Medical Center PCL Warrants
         06/14/20....................................  3,845,933         88,387
                                                                 --------------
TOTAL THAILAND.......................................                   725,799
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                 1,100,915
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@  DFA Short Term Investment Fund................. 63,782,334    737,961,601
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,010,557,048)^^...........................            $5,851,553,873
                                                                 ==============

                                     2038

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Brazil.................. $354,565,887             --   --    $  354,565,887
    Chile...................    1,136,624 $   66,091,398   --        67,228,022
    China...................    3,704,721    727,153,057   --       730,857,778
    Colombia................    6,219,176             --   --         6,219,176
    Greece..................      805,102     21,454,468   --        22,259,570
    Hungary.................           --         74,295   --            74,295
    India...................      529,183    786,178,544   --       786,707,727
    Indonesia...............    1,510,273    149,629,591   --       151,139,864
    Israel..................           --             --   --                --
    Malaysia................      173,557    246,276,000   --       246,449,557
    Mexico..................  217,939,316         26,332   --       217,965,648
    Philippines.............           --     92,918,442   --        92,918,442
    Poland..................           --    112,159,951   --       112,159,951
    South Africa............   10,171,637    435,728,532   --       445,900,169
    South Korea.............    1,816,306    755,492,148   --       757,308,454
    Taiwan..................        6,461    710,489,439   --       710,995,900
    Thailand................  208,864,783             --   --       208,864,783
    Turkey..................           --    129,079,744   --       129,079,744
 Preferred Stocks
    Brazil..................   68,441,819             --   --        68,441,819
    Chile...................           --        739,331   --           739,331
    Colombia................    2,615,240             --   --         2,615,240
 Rights/Warrants
    Brazil..................           --            745   --               745
    China...................           --         20,941   --            20,941
    Indonesia...............           --            852   --               852
    Malaysia................           --        158,143   --           158,143
    South Africa............           --         27,491   --            27,491
    South Korea.............           --        164,136   --           164,136
    Taiwan..................           --          2,808   --             2,808
    Thailand................        1,630        724,169   --           725,799
 Securities Lending
   Collateral...............           --    737,961,601   --       737,961,601
                             ------------ --------------   --    --------------
 TOTAL...................... $878,501,715 $4,973,052,158   --    $5,851,553,873
                             ============ ==============   ==    ==============

                                     2039

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (95.2%)
Consumer Discretionary -- (18.5%)
*   1-800-Flowers.com, Inc. Class A.....................    44,330 $    441,083
    A. H. Belo Corp. Class A............................    14,556       74,963
    Aaron's, Inc........................................     4,830      178,613
#   Arctic Cat, Inc.....................................     3,436       98,304
#*  Ascent Capital Group, Inc. Class A..................     8,564      334,253
#   Autoliv, Inc........................................     9,404      989,301
*   Ballantyne Strong, Inc..............................     9,030       41,087
*   Barnes & Noble, Inc.................................    12,200      320,738
    Bassett Furniture Industries, Inc...................     2,900       95,091
    Beasley Broadcast Group, Inc. Class A...............     9,471       41,057
*   Beazer Homes USA, Inc...............................     4,326       82,973
*   Belmond, Ltd. Class A...............................    75,198      910,648
    Best Buy Co., Inc...................................   197,800    6,386,962
    Big 5 Sporting Goods Corp...........................     8,501       93,596
*   Biglari Holdings, Inc...............................         8        3,478
*   BJ's Restaurants, Inc...............................    25,971    1,339,065
#   Bob Evans Farms, Inc................................    52,387    2,615,159
#   Bon-Ton Stores, Inc. (The)..........................     2,986       13,049
*   Books-A-Million, Inc................................     8,187       26,362
*   Build-A-Bear Workshop, Inc..........................    25,874      451,501
#*  Cabela's, Inc.......................................    53,051    2,357,056
*   Cable One, Inc......................................     5,780    2,399,972
    Caleres, Inc........................................    74,697    2,467,989
#   Callaway Golf Co....................................    38,543      353,054
*   Cambium Learning Group, Inc.........................    37,733      177,345
    Canterbury Park Holding Corp........................     2,755       29,231
    Carnival Corp.......................................   489,649   26,093,395
#   Carriage Services, Inc..............................    20,916      502,611
*   Cavco Industries, Inc...............................     7,600      555,408
    CBS Corp. Class A...................................    28,263    1,575,097
    CBS Corp. Class B...................................   201,625   10,780,889
#*  Christopher & Banks Corp............................    56,231      181,626
    Churchill Downs, Inc................................     7,682    1,037,531
*   Citi Trends, Inc....................................     3,415       81,311
    Columbia Sportswear Co..............................     8,634      617,676
    Comcast Corp. Class A............................... 3,446,875  215,119,469
#   Comcast Corp. Special Class A....................... 1,088,341   67,847,178
#*  Conn's, Inc.........................................    25,450      878,534
#   Core-Mark Holding Co., Inc..........................    48,118    3,058,861
    CSS Industries, Inc.................................    11,752      333,639
    CST Brands, Inc.....................................    50,181    1,900,856
    Culp, Inc...........................................    10,036      303,589
*   Delta Apparel, Inc..................................     7,532       92,568
    Destination Maternity Corp..........................       200        1,974
#   DeVry Education Group, Inc..........................     8,757      266,038
#   Dillard's, Inc. Class A.............................   120,300   12,256,164
*   Discovery Communications, Inc.......................     3,762      113,989
*   Discovery Communications, Inc. Class B..............     3,762      125,068
*   Dixie Group, Inc. (The).............................    11,800      115,758
#*  Dorman Products, Inc................................    20,712    1,093,179
    Dover Motorsports, Inc..............................    15,098       35,480

                                     2040

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Consumer Discretionary -- (Continued)
     DR Horton, Inc......................................   208,125 $ 6,179,231
 #*  DreamWorks Animation SKG, Inc. Class A..............    46,429   1,119,403
     Educational Development Corp........................     1,679       8,009
 *   Eldorado Resorts, Inc...............................    18,512     156,426
     Escalade, Inc.......................................       277       4,781
 *   EVINE Live, Inc.....................................     3,998       8,756
 #   EW Scripps Co. (The) Class A........................    81,265   1,785,392
 #*  Federal-Mogul Holdings Corp.........................    36,417     407,870
     Flanigan's Enterprises, Inc.........................       865      25,535
     Flexsteel Industries, Inc...........................     2,068      82,555
     Foot Locker, Inc....................................    15,700   1,107,635
     Ford Motor Co....................................... 1,184,599  17,567,603
 #   Fred's, Inc. Class A................................    47,275     852,841
     Frisch's Restaurants, Inc...........................       600      20,220
 #*  FTD Cos., Inc.......................................    24,893     725,133
 #*  Fuel Systems Solutions, Inc.........................     3,398      21,136
 *   G-III Apparel Group, Ltd............................    22,788   1,645,977
 #*  Gaiam, Inc. Class A.................................     4,388      30,453
 #   GameStop Corp. Class A..............................   104,752   4,802,879
 *   Gaming Partners International Corp..................       500       5,025
 *   Gannett Co., Inc....................................    59,819     756,710
     General Motors Co...................................   802,642  25,291,249
 *   Genesco, Inc........................................     7,056     456,453
     Graham Holdings Co. Class B.........................     5,780   3,985,657
 *   Gray Television, Inc................................    46,874     791,702
     Group 1 Automotive, Inc.............................    57,936   5,618,054
     Harte-Hanks, Inc....................................    55,608     260,802
     Haverty Furniture Cos., Inc.........................    33,479     742,564
 *   Helen of Troy, Ltd..................................    64,389   5,652,066
 #*  hhgregg, Inc........................................    36,388     121,900
     Hooker Furniture Corp...............................    14,814     369,609
 #*  Hyatt Hotels Corp. Class A..........................    14,601     815,174
 #*  Iconix Brand Group, Inc.............................    95,618   2,077,779
     International Speedway Corp. Class A................    24,844     851,404
 *   Isle of Capri Casinos, Inc..........................    15,434     281,516
 #*  JAKKS Pacific, Inc..................................    13,103     129,065
 *   Jarden Corp.........................................   243,112  13,371,160
 #*  JC Penney Co., Inc..................................    85,215     702,172
     Johnson Outdoors, Inc. Class A......................    15,588     328,907
 #   Journal Media Group, Inc............................    25,411     205,575
     KB Home.............................................    30,800     492,184
 #   Kohl's Corp.........................................    14,353     880,126
     La-Z-Boy, Inc.......................................    56,332   1,430,833
 #*  Lakeland Industries, Inc............................    11,757     123,449
 #*  Lands' End, Inc.....................................    21,056     496,500
 #*  Lee Enterprises, Inc................................    38,128     116,672
 #   Lennar Corp. Class A................................   224,100  11,886,264
     Lennar Corp. Class B................................     7,868     345,090
 *   Liberty Broadband Corp.(530307206)..................     1,905     102,822
 *   Liberty Broadband Corp.(530307305)..................    67,601   3,618,682
 *   Liberty Broadband Corp. Class A.....................    24,095   1,300,407
 #*  Liberty Interactive Corp. Class B...................    35,706   1,048,507
 *   Liberty Interactive Corp., QVC Group
       Class A(53071M104)................................   882,463  25,635,550

                                     2041

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty Interactive Corp., QVC Group
      Class A(531229102)..................................  96,383 $ 3,643,277
*   Liberty Media Corp.................................... 208,010   7,841,977
*   Liberty Media Corp. Class B...........................   7,622     292,799
*   Liberty TripAdvisor Holdings, Inc. Class A............  76,802   2,249,531
*   Liberty TripAdvisor Holdings, Inc. Class B............   3,570     113,687
*   Liberty Ventures Series A............................. 202,261   8,389,786
#*  Liberty Ventures Series B.............................   8,645     363,522
    Lifetime Brands, Inc..................................  16,431     238,907
    Lithia Motors, Inc. Class A...........................  34,933   4,181,131
*   Live Nation Entertainment, Inc........................ 145,347   3,810,998
*   Loral Space & Communications, Inc.....................  26,050   1,650,267
    Lowe's Cos., Inc...................................... 139,546   9,678,911
*   Luby's, Inc...........................................  34,526     167,451
#*  M/I Homes, Inc........................................  37,930     951,284
*   Madison Square Garden Co. (The) Class A...............  29,558   2,465,137
    Marcus Corp. (The)....................................  18,899     396,123
*   MarineMax, Inc........................................  29,164     526,702
    Marriott Vacations Worldwide Corp.....................   2,531     211,592
*   Martha Stewart Living Omnimedia, Inc. Class A.........     980       5,949
#*  McClatchy Co. (The) Class A...........................  60,603      49,088
#*  Media General, Inc....................................  25,196     399,861
    Men's Wearhouse, Inc. (The)...........................  52,860   3,146,227
#   Meredith Corp.........................................  32,676   1,565,834
*   Meritage Homes Corp...................................  28,156   1,269,836
#*  MGM Resorts International............................. 227,871   4,470,829
*   Modine Manufacturing Co...............................  14,650     148,404
*   Mohawk Industries, Inc................................  98,740  19,904,997
*   Monarch Casino & Resort, Inc..........................   1,103      20,527
#*  Motorcar Parts of America, Inc........................  13,074     387,383
    Movado Group, Inc.....................................  36,900     934,677
*   Murphy USA, Inc.......................................  47,356   2,593,215
    NACCO Industries, Inc. Class A........................   6,832     346,861
*   New York & Co., Inc...................................   6,926      15,584
*   News Corp. Class A.................................... 402,247   5,925,098
*   News Corp. Class B....................................  99,903   1,425,616
*   Office Depot, Inc..................................... 181,609   1,452,872
#*  Pacific Sunwear of California, Inc....................  12,650       8,109
    Penske Automotive Group, Inc..........................  43,845   2,367,630
*   Pep Boys-Manny, Moe & Jack (The)......................  60,161     712,908
#*  Perry Ellis International, Inc........................  21,492     517,742
*   Pinnacle Entertainment, Inc...........................  50,352   1,938,552
    PulteGroup, Inc....................................... 143,221   2,967,539
    PVH Corp..............................................  31,964   3,709,103
*   Radio One, Inc. Class D...............................  13,955      34,050
#*  RCI Hospitality Holdings, Inc.........................  12,026     134,210
*   Red Robin Gourmet Burgers, Inc........................  31,175   2,857,189
*   Regis Corp............................................  54,292     794,292
    Remy International, Inc...............................   2,760      81,696
    Rent-A-Center, Inc....................................  76,435   2,047,694
    Rocky Brands, Inc.....................................   8,729     158,519
    Royal Caribbean Cruises, Ltd.......................... 322,500  28,976,625
*   Ruby Tuesday, Inc.....................................  17,500     128,450
#   Saga Communications, Inc. Class A.....................   8,693     352,066

                                     2042

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Salem Media Group, Inc. Class A...................    10,922 $       70,228
    Scholastic Corp...................................    30,900      1,331,481
    Service Corp. International.......................   274,069      8,361,845
#*  Shiloh Industries, Inc............................    21,161        238,696
    Shoe Carnival, Inc................................    33,450        946,969
#*  Skechers U.S.A., Inc. Class A.....................    49,610      7,463,824
    Spartan Motors, Inc...............................    16,820         74,681
    Speedway Motorsports, Inc.........................    16,132        337,965
    Stage Stores, Inc.................................    37,214        654,966
#   Standard Motor Products, Inc......................    37,342      1,365,597
    Staples, Inc......................................   447,745      6,586,329
#*  Starz.............................................    84,255      3,408,115
*   Starz Class B.....................................     7,622        315,856
    Stein Mart, Inc...................................    22,915        233,504
*   Steiner Leisure, Ltd..............................     2,225        128,383
#*  Stoneridge, Inc...................................    19,361        235,623
#   Strattec Security Corp............................     5,224        367,195
    Superior Industries International, Inc............    23,275        393,813
    Superior Uniform Group, Inc.......................    17,956        345,294
    Sypris Solutions, Inc.............................     8,460         10,575
#*  Systemax, Inc.....................................    11,750         80,135
*   Tandy Leather Factory, Inc........................     9,974         84,580
    Target Corp.......................................     4,925        403,111
    TEGNA, Inc........................................   119,639      3,485,084
    Time Warner Cable, Inc............................   693,942    131,855,919
    Time Warner, Inc.................................. 1,534,860    135,129,074
    Time, Inc.........................................   191,857      4,282,248
*   Toll Brothers, Inc................................   203,299      7,912,397
*   Trans World Entertainment Corp....................     5,781         20,349
#*  Tuesday Morning Corp..............................    60,500        567,490
    Twenty-First Century Fox, Inc. Class A............ 1,287,383     44,401,840
    Twenty-First Century Fox, Inc. Class B............   550,972     18,468,581
*   Unifi, Inc........................................    43,422      1,340,003
*   Universal Electronics, Inc........................     3,206        166,199
    Vail Resorts, Inc.................................    11,600      1,272,404
*   Vista Outdoor, Inc................................    77,610      3,660,864
#*  VOXX International Corp...........................     3,750         30,000
    Walt Disney Co. (The).............................    26,220      3,146,400
    Wendy's Co. (The).................................   242,704      2,490,143
*   West Marine, Inc..................................    26,468        240,329
    Whirlpool Corp....................................    30,049      5,340,609
    Wyndham Worldwide Corp............................   144,114     11,892,287
                                                                 --------------
Total Consumer Discretionary..........................            1,062,296,581
                                                                 --------------
Consumer Staples -- (7.7%)
    Alico, Inc........................................       960         43,027
*   Alliance One International, Inc...................     3,508         79,281
    Andersons, Inc. (The).............................    23,660        882,518
    Archer-Daniels-Midland Co.........................   813,476     38,575,032
#*  Boulder Brands, Inc...............................    76,099        633,905
    Bunge, Ltd........................................   121,368      9,691,235
*   CCA Industries, Inc...............................     8,323         20,974
*   Central Garden & Pet Co...........................    25,184        231,441

                                     2043

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#*  Central Garden & Pet Co. Class A....................    48,121 $    485,060
    Constellation Brands, Inc. Class A..................   249,042   29,890,021
    Constellation Brands, Inc. Class B..................    12,715    1,524,274
#*  Craft Brew Alliance, Inc............................     9,754      100,759
    CVS Health Corp..................................... 1,510,745  169,913,490
#*  Farmer Bros Co......................................     6,695      158,404
#   Fresh Del Monte Produce, Inc........................    39,437    1,558,550
#*  Hain Celestial Group, Inc. (The)....................    87,292    5,934,110
#   Ingles Markets, Inc. Class A........................    11,437      529,304
    Ingredion, Inc......................................    62,117    5,478,719
#   JM Smucker Co. (The)................................   108,204   12,085,305
    John B. Sanfilippo & Son, Inc.......................    10,428      542,152
    Kraft Heinz Co. (The)...............................   209,706   16,665,336
*   Landec Corp.........................................    37,056      494,698
*   Mannatech, Inc......................................       717       12,404
    MGP Ingredients, Inc................................     4,788       70,719
    Molson Coors Brewing Co. Class A....................     1,908      131,642
    Molson Coors Brewing Co. Class B....................   186,550   13,271,167
    Mondelez International, Inc. Class A................ 2,081,099   93,919,998
*   Nutraceutical International Corp....................    14,615      353,245
#   Oil-Dri Corp. of America............................     5,047      132,534
*   Omega Protein Corp..................................    25,852      367,615
#*  Post Holdings, Inc..................................    50,201    2,697,802
#   Sanderson Farms, Inc................................    16,100    1,159,361
*   Seaboard Corp.......................................     1,812    6,296,700
#*  Seneca Foods Corp. Class A..........................     6,301      183,926
*   Seneca Foods Corp. Class B..........................       300        9,711
#   Snyder's-Lance, Inc.................................    28,337      921,519
    SpartanNash Co......................................    34,281    1,104,191
#   Spectrum Brands Holdings, Inc.......................    46,130    4,887,473
#*  TreeHouse Foods, Inc................................    24,190    1,982,612
    Tyson Foods, Inc. Class A...........................   405,030   17,963,080
    Universal Corp......................................    22,290    1,271,645
    Weis Markets, Inc...................................    11,602      489,256
                                                                   ------------
Total Consumer Staples..................................            442,744,195
                                                                   ------------
Energy -- (12.0%)
    Adams Resources & Energy, Inc.......................     6,004      286,811
    Alon USA Energy, Inc................................    33,484      623,137
    Anadarko Petroleum Corp.............................   845,068   62,830,806
    Apache Corp.........................................   210,838    9,669,031
#*  Approach Resources, Inc.............................     6,883       26,775
#   Atwood Oceanics, Inc................................     4,600       95,680
    Baker Hughes, Inc...................................   127,976    7,441,804
*   Barnwell Industries, Inc............................     8,038       18,809
#   Bristow Group, Inc..................................    42,400    1,910,120
#*  C&J Energy Services, Ltd............................    37,416      361,064
    Cabot Oil & Gas Corp................................       568       14,859
#   California Resources Corp...........................   118,504      501,272
#*  Callon Petroleum Co.................................    13,214       86,420
#   Chesapeake Energy Corp..............................   370,477    3,208,331
    Chevron Corp........................................ 1,063,078   94,061,141
#*  Cloud Peak Energy, Inc..............................    33,115      105,306

                                     2044

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
#   Comstock Resources, Inc..............................    32,421 $    40,851
    ConocoPhillips....................................... 1,766,829  88,942,172
*   Contango Oil & Gas Co................................     1,064       9,768
#*  Dawson Geophysical Co................................    30,611     126,423
    Delek US Holdings, Inc...............................    52,256   1,863,972
#   Denbury Resources, Inc...............................   289,460   1,140,472
    Devon Energy Corp....................................    81,126   4,009,247
#   Energy XXI, Ltd......................................    15,380      27,223
    EOG Resources, Inc...................................    77,897   6,012,869
*   Era Group, Inc.......................................    28,043     474,768
    Exterran Holdings, Inc...............................    69,200   1,715,468
    Exxon Mobil Corp..................................... 1,213,074  96,087,592
    Green Plains, Inc....................................    26,534     595,688
    Gulf Island Fabrication, Inc.........................    15,018     171,355
#   Gulfmark Offshore, Inc. Class A......................    27,750     261,405
#*  Harvest Natural Resources, Inc.......................    35,677      38,531
*   Helix Energy Solutions Group, Inc....................   103,010     862,194
#   Helmerich & Payne, Inc...............................   108,670   6,274,606
    Hess Corp............................................   354,037  20,891,723
    HollyFrontier Corp...................................    32,210   1,554,455
#*  Hornbeck Offshore Services, Inc......................    29,719     540,886
#*  Key Energy Services, Inc.............................    49,745      45,273
    Marathon Oil Corp....................................   661,937  13,907,296
    Marathon Petroleum Corp..............................   903,936  49,418,181
#*  Matador Resources Co.................................     6,400     140,992
*   Matrix Service Co....................................    15,423     298,898
#   Murphy Oil Corp......................................   189,426   6,211,279
    Nabors Industries, Ltd...............................   181,974   2,112,718
#   National Oilwell Varco, Inc..........................   250,948  10,572,439
*   Natural Gas Services Group, Inc......................    15,026     302,323
*   Newfield Exploration Co..............................    48,506   1,590,512
#*  Newpark Resources, Inc...............................    97,395     704,166
#   Noble Corp. P.L.C....................................    74,243     887,204
    Noble Energy, Inc....................................   133,794   4,713,563
#*  Northern Oil and Gas, Inc............................    16,372      77,931
    Occidental Petroleum Corp............................   296,262  20,797,592
#*  Overseas Shipholding Group, Inc......................     2,355       8,478
#   Paragon Offshore P.L.C...............................    24,747      18,437
*   Parker Drilling Co...................................   142,573     362,135
    Patterson-UTI Energy, Inc............................   152,325   2,511,078
#*  PDC Energy, Inc......................................    24,103   1,131,636
#*  Penn Virginia Corp...................................    35,279      47,274
#*  PHI, Inc.(69336T106).................................     1,099      32,684
*   PHI, Inc.(69336T205).................................    19,260     534,080
    Phillips 66..........................................   883,414  70,231,413
*   Pioneer Energy Services Corp.........................    74,262     271,799
    Pioneer Natural Resources Co.........................    88,400  11,206,468
    QEP Resources, Inc...................................    33,043     458,637
*   Renewable Energy Group, Inc..........................     2,882      29,396
#*  REX American Resources Corp..........................     4,050     209,142
#*  Rex Energy Corp......................................    35,100      78,624
#   Rowan Cos. P.L.C. Class A............................   121,858   2,099,613
#*  SEACOR Holdings, Inc.................................    31,184   1,969,893

                                     2045

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    SemGroup Corp. Class A..............................     4,727 $    336,042
#*  Seventy Seven Energy, Inc...........................    44,617      139,205
#   Ship Finance International, Ltd.....................    12,481      208,807
#*  Stone Energy Corp...................................     1,115        6,456
    Superior Energy Services, Inc.......................    75,686    1,286,662
#*  Swift Energy Co.....................................    34,900       25,519
    Teekay Corp.........................................    37,720    1,350,753
    Tesco Corp..........................................     3,745       35,952
    Tesoro Corp.........................................   168,807   16,431,673
*   TETRA Technologies, Inc.............................    25,510      121,428
#   Tidewater, Inc......................................    49,127      959,450
#   Transocean, Ltd.....................................   252,980    3,354,515
#*  Triangle Petroleum Corp.............................     7,779       28,860
#*  Unit Corp...........................................    52,140    1,028,722
    Valero Energy Corp..................................   605,899   39,746,974
#*  Weatherford International P.L.C.....................   281,383    3,005,170
    Western Refining, Inc...............................    68,485    3,024,298
#*  Whiting Petroleum Corp..............................    16,007      327,983
*   Willbros Group, Inc.................................    18,620       15,082
                                                                   ------------
Total Energy............................................            687,297,739
                                                                   ------------
Financials -- (19.2%)
    1st Source Corp.....................................    41,187    1,399,946
    ACE, Ltd............................................    66,691    7,253,980
    Aflac, Inc..........................................    81,778    5,237,881
    Alexander & Baldwin, Inc............................    66,838    2,523,134
*   Alleghany Corp......................................     3,115    1,514,295
    Allied World Assurance Co. Holdings AG..............    76,431    3,229,974
    Allstate Corp. (The)................................   230,137   15,867,946
    American Equity Investment Life Holding Co..........    88,700    2,620,198
    American Financial Group, Inc.......................   173,596   11,969,444
*   American Independence Corp..........................       173        1,775
    American International Group, Inc...................   899,581   57,681,134
    American National Insurance Co......................    23,302    2,492,149
    Ameris Bancorp......................................    12,022      324,714
    AmeriServ Financial, Inc............................    33,075      111,132
#*  Arch Capital Group, Ltd.............................     3,094      220,788
    Argo Group International Holdings, Ltd..............    46,942    2,646,590
    Aspen Insurance Holdings, Ltd.......................   102,623    4,935,140
    Associated Banc-Corp................................    31,434      619,564
    Assurant, Inc.......................................    65,820    4,910,172
    Assured Guaranty, Ltd...............................   122,989    3,008,311
*   Asta Funding, Inc...................................     7,527       62,850
    Astoria Financial Corp..............................    19,344      292,481
#*  Atlanticus Holdings Corp............................    19,218       75,335
*   AV Homes, Inc.......................................     3,852       56,894
    Axis Capital Holdings, Ltd..........................     8,510      489,836
    Baldwin & Lyons, Inc. Class A.......................       300        7,116
    Baldwin & Lyons, Inc. Class B.......................     6,556      152,886
#*  Bancorp, Inc. (The).................................       459        3,833
    Bank Mutual Corp....................................    14,475      105,233
    Bank of America Corp................................ 5,529,894   98,874,505
    Bank of New York Mellon Corp. (The).................   497,075   21,573,055

                                     2046

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Bank of the Ozarks, Inc.............................       626 $     27,619
    BankFinancial Corp..................................    22,475      271,723
    Banner Corp.........................................     7,943      378,563
    BB&T Corp...........................................    96,049    3,867,893
    BCB Bancorp, Inc....................................     1,059       12,242
    Berkshire Hills Bancorp, Inc........................    30,747      894,738
#*  BofI Holding, Inc...................................     8,208    1,008,353
#   Capital City Bank Group, Inc........................    15,389      237,606
    Capital One Financial Corp..........................   373,787   30,388,883
*   Cascade Bancorp.....................................    15,799       81,523
    Cathay General Bancorp..............................    17,730      569,310
    Centerstate Banks, Inc..............................       747       10,413
    Century Bancorp, Inc. Class A.......................       495       20,617
    Chicopee Bancorp, Inc...............................       366        6,057
    Chubb Corp. (The)...................................    20,149    2,505,125
#   Cincinnati Financial Corp...........................    16,626      917,921
    CIT Group, Inc......................................    45,907    2,159,465
    Citigroup, Inc...................................... 2,143,604  125,315,090
    Citizens Community Bancorp, Inc.....................    10,355       94,334
    CME Group, Inc......................................   414,385   39,797,535
    CNA Financial Corp..................................   277,671   11,001,325
#   CNO Financial Group, Inc............................   301,264    5,374,550
    Codorus Valley Bancorp, Inc.........................       132        2,728
    Comerica, Inc.......................................    16,431      779,322
    Community West Bancshares...........................       400        2,680
#*  Cowen Group, Inc. Class A...........................    15,961       90,180
    Donegal Group, Inc. Class A.........................    14,586      216,894
#   Donegal Group, Inc. Class B.........................       300        5,972
*   E*TRADE Financial Corp..............................    89,699    2,549,246
    Eastern Virginia Bankshares, Inc....................       307        1,934
    EMC Insurance Group, Inc............................    27,511      663,565
    Endurance Specialty Holdings, Ltd...................    76,288    5,301,253
    Enterprise Financial Services Corp..................     3,235       78,061
    ESSA Bancorp, Inc...................................     8,217      105,588
    Evans Bancorp, Inc..................................     1,681       40,764
    Everest Re Group, Ltd...............................    34,913    6,393,269
*   Farmers Capital Bank Corp...........................       302        7,725
    FBL Financial Group, Inc. Class A...................    24,660    1,405,867
    Federal Agricultural Mortgage Corp. Class A.........       177        4,779
    Federal Agricultural Mortgage Corp. Class C.........     9,200      246,100
    Federated National Holding Co.......................    13,665      322,357
    Fidelity Southern Corp..............................     7,213      140,221
    Fifth Third Bancorp.................................    92,166    1,941,938
*   First Acceptance Corp...............................    30,158       90,172
#   First American Financial Corp.......................    61,982    2,515,230
    First BanCorp.......................................    16,138      275,476
    First Business Financial Services, Inc..............       482       21,088
    First Citizens BancShares, Inc. Class A.............     8,627    2,211,445
#   First Commonwealth Financial Corp...................    30,547      281,032
    First Community Bancshares, Inc.....................       183        3,256
    First Defiance Financial Corp.......................    10,880      418,336
    First Federal of Northern Michigan Bancorp, Inc.....       900        5,553
    First Financial Northwest, Inc......................    25,371      315,362

                                     2047

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    First Merchants Corp................................    41,623 $  1,083,447
    First Midwest Bancorp, Inc..........................     7,168      134,543
    First South Bancorp, Inc............................     2,278       18,156
    FNF Group...........................................    46,321    1,810,688
*   FNFV Group..........................................    15,438      224,777
    Fox Chase Bancorp, Inc..............................       351        5,992
*   Genworth Financial, Inc. Class A....................    34,964      245,098
    German American Bancorp, Inc........................     7,459      217,131
#*  Global Indemnity P.L.C..............................     8,282      228,997
    Goldman Sachs Group, Inc. (The).....................   235,397   48,272,863
    Great Southern Bancorp, Inc.........................     1,616       67,064
#   Griffin Industrial Realty, Inc......................     1,500       47,040
    Guaranty Federal Bancshares, Inc....................     1,684       24,890
*   Hallmark Financial Services, Inc....................    20,834      222,507
    Hanover Insurance Group, Inc. (The).................    88,829    7,181,825
    Hartford Financial Services Group, Inc. (The).......   320,787   15,253,422
    HCC Insurance Holdings, Inc.........................    17,700    1,365,732
#   Heartland Financial USA, Inc........................       465       17,521
    HF Financial Corp...................................       400        6,208
*   Hilltop Holdings, Inc...............................    26,171      550,900
    Hingham Institution for Savings.....................       500       60,505
*   HMN Financial, Inc..................................     3,456       40,435
#   Home Bancorp, Inc...................................       719       17,421
    HopFed Bancorp, Inc.................................     6,781       78,863
    Horace Mann Educators Corp..........................    58,206    2,051,179
    Hudson City Bancorp, Inc............................    28,191      290,649
    Huntington Bancshares, Inc..........................    70,847      826,784
    Iberiabank Corp.....................................       697       44,991
*   Imperial Holdings, Inc..............................     3,602       20,351
    Independence Holding Co.............................    14,982      195,965
    Infinity Property & Casualty Corp...................    15,800    1,224,658
    Intercontinental Exchange, Inc......................     1,479      337,271
    International Bancshares Corp.......................       800       21,544
    Investment Technology Group, Inc....................    23,677      481,827
    Investors Title Co..................................     1,169       83,256
#   Janus Capital Group, Inc............................    24,840      406,879
    JPMorgan Chase & Co................................. 2,076,333  142,291,100
#   Kemper Corp.........................................    49,103    1,901,268
    Kentucky First Federal Bancorp......................     2,400       20,160
    KeyCorp.............................................   526,210    7,808,956
    Lake Sunapee Bank Group.............................     3,667       54,638
    Lakeland Bancorp, Inc...............................     8,740       98,762
    Landmark Bancorp, Inc...............................     2,066       55,534
    Legg Mason, Inc.....................................    56,555    2,790,424
#*  LendingTree, Inc....................................     5,635      467,254
    Leucadia National Corp..............................    35,258      829,268
    Lincoln National Corp...............................   360,493   20,302,966
    LNB Bancorp, Inc....................................    13,395      249,147
    Loews Corp..........................................   243,798    9,291,142
#   Louisiana Bancorp, Inc..............................     5,606      134,936
#   M&T Bank Corp.......................................     4,241      556,207
#   Macatawa Bank Corp..................................    18,892      102,206
#   Maiden Holdings, Ltd................................     5,792       95,800

                                     2048

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    MainSource Financial Group, Inc......................    45,000 $   985,050
*   Markel Corp..........................................       101      89,865
    Marlin Business Services Corp........................    14,241     226,289
    MB Financial, Inc....................................    19,678     671,020
#*  MBIA, Inc............................................    82,267     489,489
*   MBT Financial Corp...................................    24,724     144,388
#   Mercantile Bank Corp.................................     4,422      91,093
    Meta Financial Group, Inc............................     1,083      54,756
    MetLife, Inc......................................... 1,125,923  62,758,948
    Metro Bancorp, Inc...................................    26,598     650,853
#*  MGIC Investment Corp.................................    72,733     805,154
    MidWestOne Financial Group, Inc......................       346      11,207
    Montpelier Re Holdings, Ltd..........................    38,746   1,652,517
    Morgan Stanley....................................... 1,476,248  57,337,472
    MutualFirst Financial, Inc...........................     2,300      54,326
    NASDAQ OMX Group, Inc. (The).........................    42,129   2,149,843
    National Penn Bancshares, Inc........................     1,071      11,481
    National Western Life Insurance Co. Class A..........       900     216,891
*   Navigators Group, Inc. (The).........................     3,685     288,093
    New York Community Bancorp, Inc......................    54,969   1,046,060
#   NewBridge Bancorp....................................    11,413     100,549
#*  NewStar Financial, Inc...............................    41,166     476,291
    Northeast Community Bancorp, Inc.....................    15,490     116,949
    Northrim BanCorp, Inc................................     5,734     145,013
    OFG Bancorp..........................................    30,191     243,339
#   Old Republic International Corp......................   172,923   2,893,002
    Oppenheimer Holdings, Inc. Class A...................     3,097      70,302
*   Pacific Mercantile Bancorp...........................    16,236     119,984
    PacWest Bancorp......................................     1,076      49,808
    Park Sterling Corp...................................     3,253      23,552
    PartnerRe, Ltd.......................................    52,224   7,100,375
    People's United Financial, Inc.......................    68,700   1,117,749
    Peoples Bancorp of North Carolina, Inc...............       250       4,590
    Peoples Bancorp, Inc.................................    15,923     335,020
*   PHH Corp.............................................    76,841   1,917,951
#*  Phoenix Cos., Inc. (The).............................     2,631      36,308
    Pinnacle Financial Partners, Inc.....................    23,924   1,270,125
*   Piper Jaffray Cos....................................       312      13,993
    PNC Financial Services Group, Inc. (The).............    88,065   8,646,222
*   Popular, Inc.........................................    56,536   1,731,132
#*  PRA Group, Inc.......................................    28,203   1,792,301
    Premier Financial Bancorp, Inc.......................     4,434      66,998
    Principal Financial Group, Inc.......................   218,754  12,143,035
    Provident Financial Holdings, Inc....................       544       8,753
    Provident Financial Services, Inc....................    21,059     413,178
    Prudential Financial, Inc............................   497,625  43,970,145
    Pulaski Financial Corp...............................     4,550      58,831
#   Radian Group, Inc....................................   161,945   2,989,505
    Regions Financial Corp............................... 1,302,555  13,533,546
    Reinsurance Group of America, Inc....................   169,166  16,327,902
#   RenaissanceRe Holdings, Ltd..........................    12,667   1,359,169
#   Renasant Corp........................................    42,102   1,353,579
#*  Republic First Bancorp, Inc..........................     2,174       7,566

                                     2049

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
    Resource America, Inc. Class A......................  21,051 $      170,092
    Riverview Bancorp, Inc..............................   1,682          7,283
#   Safety Insurance Group, Inc.........................  26,197      1,519,164
#   Sandy Spring Bancorp, Inc...........................   9,125        249,477
*   Select Bancorp, Inc.................................     600          4,740
#   Selective Insurance Group, Inc......................  45,200      1,392,612
    SI Financial Group, Inc.............................   5,661         67,592
#   South State Corp....................................   8,549        664,428
#*  Southern First Bancshares, Inc......................   1,216         24,369
    Southwest Bancorp, Inc..............................  16,974        297,554
    StanCorp Financial Group, Inc.......................  15,636      1,782,817
    State Auto Financial Corp...........................  15,100        365,420
    State Street Corp...................................  12,833        982,494
    Sterling Bancorp....................................  70,552      1,050,519
    Stewart Information Services Corp...................  12,271        504,584
*   Stratus Properties, Inc.............................   3,069         46,342
    Suffolk Bancorp.....................................     205          5,908
    SunTrust Banks, Inc................................. 287,532     12,749,169
    Susquehanna Bancshares, Inc.........................  97,547      1,385,167
    Symetra Financial Corp..............................  20,319        508,788
    Synovus Financial Corp..............................  22,796        718,530
    Timberland Bancorp, Inc.............................   2,500         26,725
    Torchmark Corp......................................   7,000        431,270
    Travelers Cos., Inc. (The).......................... 132,163     14,025,138
    Trico Bancshares....................................     854         21,171
#   Trustmark Corp......................................   4,194        100,824
#   Umpqua Holdings Corp................................  34,932        619,694
*   Unico American Corp.................................   1,900         17,708
    Union Bankshares Corp...............................  37,042        914,197
    United Bankshares, Inc..............................  12,121        491,264
    United Financial Bancorp, Inc.......................   9,193        124,014
    United Fire Group, Inc..............................  24,429        844,266
*   United Security Bancshares..........................     412          2,089
    Unity Bancorp, Inc..................................   3,636         35,706
    Unum Group.......................................... 517,445     18,545,229
    Validus Holdings, Ltd...............................   8,958        415,203
#   Valley National Bancorp.............................     768          7,619
    Voya Financial, Inc.................................  14,373        674,812
#   Washington Federal, Inc.............................   1,243         28,937
    Waterstone Financial, Inc...........................   1,426         18,410
    Wells Fargo & Co....................................  68,870      3,985,507
    WesBanco, Inc.......................................  31,678      1,052,343
    West Bancorporation, Inc............................  13,957        272,580
    Westfield Financial, Inc............................  10,811         80,110
    Wintrust Financial Corp.............................  24,224      1,306,158
    WR Berkley Corp.....................................   5,305        295,595
    XL Group P.L.C...................................... 240,766      9,153,923
#   Zions Bancorporation................................  53,325      1,663,207
                                                                 --------------
Total Financials........................................          1,101,674,021
                                                                 --------------
Health Care -- (11.4%)
    Aceto Corp..........................................  31,686        742,403
*   Addus HomeCare Corp.................................   2,044         55,474

                                     2050

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
           Aetna, Inc....................................   558,462 $63,089,452
#*         Affymetrix, Inc...............................    42,297     463,575
#*         Albany Molecular Research, Inc................    34,587     731,169
*          Alere, Inc....................................    45,800   2,226,338
*          Allergan P.L.C................................    73,514  24,344,161
*          Amedisys, Inc.................................    19,727     860,689
#*         AMN Healthcare Services, Inc..................     8,600     253,098
#*         Amsurg Corp...................................    30,743   2,205,503
           Analogic Corp.................................     2,988     240,683
*          AngioDynamics, Inc............................    14,354     222,487
#*         Anika Therapeutics, Inc.......................    14,671     556,031
           Anthem, Inc...................................   504,640  77,850,813
*          Arrhythmia Research Technology, Inc...........     1,200       7,644
#*         BioScrip, Inc.................................    36,570      91,791
*          BioTelemetry, Inc.............................     5,328      65,161
*          Boston Scientific Corp........................ 1,204,199  20,880,811
#*         Brookdale Senior Living, Inc..................     4,785     158,527
*          Cambrex Corp..................................    43,567   2,145,675
*          Capital Senior Living Corp....................    54,559   1,216,120
           Cigna Corp....................................    42,954   6,187,953
*          Community Health Systems, Inc.................   105,314   6,161,922
#          CONMED Corp...................................    43,239   2,452,516
           Cooper Cos., Inc. (The).......................    13,956   2,470,212
*          Cross Country Healthcare, Inc.................     7,595      91,672
#          CryoLife, Inc.................................    17,502     191,647
#*         Cumberland Pharmaceuticals, Inc...............    23,319     145,277
*          Cutera, Inc...................................    23,864     362,256
*          Cynosure, Inc. Class A........................     8,077     313,388
           Digirad Corp..................................    26,711     116,727
*          Emergent Biosolutions, Inc....................     8,678     284,899
*          Enzo Biochem, Inc.............................    41,397     124,191
*          Exactech, Inc.................................     3,390      67,732
#*         Express Scripts Holding Co....................   501,076  45,131,915
*          Five Star Quality Care, Inc...................    28,953     130,868
#*         Genesis Healthcare, Inc.......................     9,380      57,312
*          Greatbatch, Inc...............................    41,672   2,272,374
#*         Hanger, Inc...................................    16,897     365,651
*          Harvard Bioscience, Inc.......................    32,107     157,003
*          Health Net, Inc...............................    44,958   3,005,892
#*         Healthways, Inc...............................    37,281     471,977
#*         Hologic, Inc..................................   305,036  12,707,800
           Humana, Inc...................................   236,814  43,121,461
#*         Impax Laboratories, Inc.......................     4,700     227,762
           Invacare Corp.................................     7,330     124,976
           Kewaunee Scientific Corp......................     1,631      27,564
           Kindred Healthcare, Inc.......................    56,891   1,173,661
#*         Lannett Co., Inc..............................     3,649     217,480
           LeMaitre Vascular, Inc........................     5,100      72,624
*          LHC Group, Inc................................     1,418      57,131
*          LifePoint Hospitals, Inc......................    82,208   6,811,755
*          Magellan Health, Inc..........................    17,899   1,084,500
#*         MedAssets, Inc................................    44,682   1,041,091
(degrees)* MedCath Corp..................................    29,240          --

                                     2051

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*   Merit Medical Systems, Inc..........................    13,395 $    342,376
*   Misonix, Inc........................................     4,083       37,972
#*  Molina Healthcare, Inc..............................    24,941    1,881,300
    National Healthcare Corp............................     6,484      409,789
*   Natus Medical, Inc..................................    15,698      708,922
*   NuVasive, Inc.......................................     2,045      112,495
    Omnicare, Inc.......................................   197,388   19,117,028
*   Omnicell, Inc.......................................    35,405    1,292,991
    PerkinElmer, Inc....................................    76,500    4,048,380
    Pfizer, Inc......................................... 4,179,429  150,710,210
*   PharMerica Corp.....................................    33,305    1,138,032
*   Prestige Brands Holdings, Inc.......................   111,489    5,309,106
#*  Repligen Corp.......................................    21,271      744,698
#*  RTI Surgical, Inc...................................    73,086      532,066
*   SciClone Pharmaceuticals, Inc.......................    13,028      118,685
    Select Medical Holdings Corp........................    42,204      609,004
*   SunLink Health Systems, Inc.........................     1,750        2,852
*   SurModics, Inc......................................     5,593      131,380
*   Symmetry Surgical, Inc..............................    19,262      160,452
#   Teleflex, Inc.......................................    37,223    4,987,510
    Thermo Fisher Scientific, Inc.......................   499,520   69,698,026
#*  Triple-S Management Corp. Class B...................    20,684      446,361
    UnitedHealth Group, Inc.............................    89,716   10,891,522
*   Universal American Corp.............................    84,328      781,721
*   VCA, Inc............................................    69,140    4,254,184
*   WellCare Health Plans, Inc..........................    18,375    1,484,700
#*  Wright Medical Group, Inc...........................     4,981      128,709
    Zoetis, Inc.........................................   805,208   39,439,088
                                                                   ------------
Total Health Care.......................................            655,158,353
                                                                   ------------
Industrials -- (12.7%)
    AAR Corp............................................    32,906      886,817
    ABM Industries, Inc.................................    64,500    2,125,920
    Acme United Corp....................................     1,030       18,777
    Actuant Corp. Class A...............................    44,986    1,037,377
#*  Adept Technology, Inc...............................    20,476      146,608
#   ADT Corp. (The).....................................   197,193    6,809,074
#*  AECOM...............................................    55,835    1,721,393
*   Aegion Corp.........................................    42,549      841,194
*   Aerovironment, Inc..................................    35,065      913,794
#   AGCO Corp...........................................    58,973    3,244,105
*   Air Transport Services Group, Inc...................     6,308       65,288
    Alamo Group, Inc....................................    22,751    1,195,338
    Alaska Air Group, Inc...............................   105,252    7,972,839
    Albany International Corp. Class A..................    20,551      764,908
    Allegion P.L.C......................................    71,036    4,490,896
    AMERCO..............................................    29,431   10,576,618
#*  Ameresco, Inc. Class A..............................       981        6,769
#   American Railcar Industries, Inc....................    20,003      799,120
    Apogee Enterprises, Inc.............................    36,374    2,007,117
    ArcBest Corp........................................    12,135      401,062
    Argan, Inc..........................................        21          816
    Astec Industries, Inc...............................    22,925      901,182

                                     2052

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  Atlas Air Worldwide Holdings, Inc....................    36,746 $ 1,806,066
*   Avis Budget Group, Inc...............................    94,608   4,108,825
    Barnes Group, Inc....................................    36,400   1,417,052
    Barrett Business Services, Inc.......................    12,955     536,337
*   BlueLinx Holdings, Inc...............................    17,052      16,199
#   Brady Corp. Class A..................................    38,500     905,520
#   Briggs & Stratton Corp...............................    41,033     758,290
#*  Builders FirstSource, Inc............................    12,182     183,217
*   CAI International, Inc...............................    17,082     240,173
*   Casella Waste Systems, Inc. Class A..................     5,201      33,026
#*  CBIZ, Inc............................................    38,149     373,860
    CDI Corp.............................................    30,600     370,566
#   Ceco Environmental Corp..............................     3,773      33,957
    Celadon Group, Inc...................................    24,642     534,731
    Chicago Rivet & Machine Co...........................       700      18,214
    CIRCOR International, Inc............................    10,019     479,209
    Columbus McKinnon Corp...............................    17,542     411,535
    Comfort Systems USA, Inc.............................    44,560   1,231,638
    Compx International, Inc.............................       500       5,890
    Covanta Holding Corp.................................    94,292   1,861,324
*   Covenant Transportation Group, Inc. Class A..........     7,080     167,159
*   CPI Aerostructures, Inc..............................     4,626      41,634
*   CRA International, Inc...............................     7,613     177,687
    CSX Corp............................................. 1,242,950  38,879,476
    Curtiss-Wright Corp..................................    46,353   3,122,802
#*  DigitalGlobe, Inc....................................    21,971     465,346
    Douglas Dynamics, Inc................................    30,234     620,402
*   Ducommun, Inc........................................    12,645     302,848
#*  Dycom Industries, Inc................................    39,867   2,633,614
    Dynamic Materials Corp...............................     1,436      16,198
    Eastern Co. (The)....................................    10,193     177,154
    Eaton Corp. P.L.C....................................    98,845   5,988,030
    EMCOR Group, Inc.....................................    50,540   2,417,328
    Encore Wire Corp.....................................    19,966     685,433
#*  Energy Recovery, Inc.................................     1,783       4,689
    EnerSys..............................................    43,239   2,700,276
    Engility Holdings, Inc...............................     7,988     175,017
    Ennis, Inc...........................................    48,483     813,545
    EnPro Industries, Inc................................    17,635     893,742
    ESCO Technologies, Inc...............................    17,601     670,070
    Espey Manufacturing & Electronics Corp...............     1,671      44,749
    Essendant, Inc.......................................    24,021     884,453
#*  Esterline Technologies Corp..........................    44,968   3,986,863
    Federal Signal Corp..................................   145,370   2,174,735
    FedEx Corp...........................................   142,324  24,397,180
#   Fortune Brands Home & Security, Inc..................   149,626   7,144,641
*   Franklin Covey Co....................................     3,046      57,600
#   FreightCar America, Inc..............................     9,404     181,121
#*  FTI Consulting, Inc..................................    25,736   1,053,117
*   Furmanite Corp.......................................    31,044     202,407
    G&K Services, Inc. Class A...........................    29,714   1,948,050
#   GATX Corp............................................    65,445   3,471,203
*   Genco Shipping & Trading, Ltd........................         9          63

                                     2053

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
#*  Gencor Industries, Inc..............................     8,766 $     84,066
    General Dynamics Corp...............................    28,674    4,275,580
    General Electric Co................................. 5,637,788  147,146,267
#*  Genesee & Wyoming, Inc. Class A.....................     1,200       85,464
*   Gibraltar Industries, Inc...........................    24,203      463,245
*   GP Strategies Corp..................................    18,583      533,146
    Granite Construction, Inc...........................    27,179      924,630
#*  Great Lakes Dredge & Dock Corp......................    69,820      353,987
#   Greenbrier Cos., Inc. (The).........................    22,451    1,027,133
#   Griffon Corp........................................    67,323    1,160,649
    H&E Equipment Services, Inc.........................    59,629    1,069,744
#*  Hawaiian Holdings, Inc..............................    18,070      392,480
    Heidrick & Struggles International, Inc.............    18,234      398,778
*   Hertz Global Holdings, Inc..........................   278,411    4,730,203
*   Hill International, Inc.............................    27,154      129,796
    Huntington Ingalls Industries, Inc..................    47,666    5,596,465
    Hurco Cos., Inc.....................................     7,910      247,583
*   Huron Consulting Group, Inc.........................     4,001      305,956
    Hyster-Yale Materials Handling, Inc.................    12,246      828,687
*   ICF International, Inc..............................    31,660    1,160,656
    Ingersoll-Rand P.L.C................................   213,109   13,084,893
    Insteel Industries, Inc.............................    17,578      287,225
#   International Shipholding Corp......................     7,348       36,813
#*  JetBlue Airways Corp................................   324,893    7,466,041
    Kadant, Inc.........................................     5,786      263,784
    KAR Auction Services, Inc...........................    18,100      704,633
    KBR, Inc............................................     3,600       62,892
#   Kennametal, Inc.....................................     1,000       31,690
*   Key Technology, Inc.................................     3,199       40,019
    Kimball International, Inc. Class B.................    31,258      353,841
    Korn/Ferry International............................    33,148    1,109,795
#*  Kratos Defense & Security Solutions, Inc............     2,711       14,802
    L-3 Communications Holdings, Inc....................   100,470   11,600,266
*   Lawson Products, Inc................................     8,847      242,054
    LB Foster Co. Class A...............................     6,682      196,117
*   LMI Aerospace, Inc..................................    13,807      139,451
    LS Starrett Co. (The) Class A.......................     4,097       68,625
    LSI Industries, Inc.................................    27,715      276,041
*   Lydall, Inc.........................................    14,605      433,915
    Manpowergroup, Inc..................................    22,886    2,070,725
    Marten Transport, Ltd...............................    47,782      926,493
    Matson, Inc.........................................    62,316    2,581,129
    Matthews International Corp. Class A................    12,387      667,040
    McGrath RentCorp....................................    17,552      445,119
*   Mfri, Inc...........................................     8,900       50,018
    Miller Industries, Inc..............................    20,099      351,933
#   Mobile Mini, Inc....................................    54,461    2,022,137
*   Moog, Inc. Class A..................................    35,339    2,362,766
    Mueller Industries, Inc.............................    30,912    1,000,621
    Mueller Water Products, Inc. Class A................   185,957    1,660,596
    Multi-Color Corp....................................       308       19,669
*   MYR Group, Inc......................................    19,582      588,243
    National Presto Industries, Inc.....................       571       45,200

                                     2054

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Navigant Consulting, Inc...............................  12,297 $   193,309
    Nielsen NV.............................................  16,256     787,766
#*  NL Industries, Inc.....................................  50,651     340,881
#   NN, Inc................................................  18,396     419,981
    Norfolk Southern Corp.................................. 545,229  45,979,162
    Northrop Grumman Corp.................................. 337,038  58,310,944
#*  Northwest Pipe Co......................................   6,690     120,755
#*  NOW, Inc...............................................  62,737   1,091,624
*   On Assignment, Inc.....................................  53,951   2,067,402
    Orbital ATK, Inc.......................................  56,610   4,016,479
#   Oshkosh Corp...........................................  14,466     528,588
    Owens Corning.......................................... 149,300   6,696,105
*   PAM Transportation Services, Inc.......................  15,437     811,986
#   Pentair P.L.C.......................................... 117,934   7,171,567
    Powell Industries, Inc.................................   7,529     224,665
#*  PowerSecure International, Inc.........................  19,459     294,609
    Precision Castparts Corp...............................   6,312   1,230,335
    Providence and Worcester Railroad Co...................     850      14,450
    Quad/Graphics, Inc.....................................   2,390      39,316
    Quanex Building Products Corp..........................  21,431     430,334
*   Quanta Services, Inc................................... 168,307   4,648,639
    Raytheon Co............................................  96,954  10,576,712
    RCM Technologies, Inc..................................  20,293     102,683
    Regal Beloit Corp......................................  16,070   1,115,740
*   Republic Airways Holdings, Inc.........................  48,736     245,629
    Republic Services, Inc................................. 429,755  18,277,480
    Resources Connection, Inc..............................  25,955     410,868
#*  Roadrunner Transportation Systems, Inc.................     879      23,012
    RR Donnelley & Sons Co.................................   6,499     114,057
#*  Rush Enterprises, Inc. Class A.........................  32,603     831,050
*   Rush Enterprises, Inc. Class B.........................  18,522     429,340
#   Ryder System, Inc......................................  89,844   8,132,679
#*  Saia, Inc..............................................   8,925     387,524
    SIFCO Industries, Inc..................................   6,623      91,000
#   SkyWest, Inc...........................................  38,506     637,659
*   SL Industries, Inc.....................................     300      11,745
    Southwest Airlines Co.................................. 645,761  23,376,548
*   Sparton Corp...........................................   9,132     217,890
    SPX Corp...............................................  12,803     837,444
    Standex International Corp.............................  22,341   1,672,000
    Stanley Black & Decker, Inc............................ 154,919  16,342,405
    Steelcase, Inc. Class A................................  55,469     990,122
    Supreme Industries, Inc. Class A.......................   1,433      11,808
    TAL International Group, Inc...........................  24,053     476,249
#   Terex Corp.............................................  27,578     611,128
    Tetra Tech, Inc........................................  45,222   1,204,714
#*  Titan Machinery, Inc...................................   2,883      40,506
*   TRC Cos., Inc..........................................  23,870     229,152
    Trinity Industries, Inc................................ 183,814   5,378,398
#   Triumph Group, Inc.....................................  57,456   3,094,006
*   Tutor Perini Corp......................................  33,844     708,355
    Twin Disc, Inc.........................................     900      14,490
    Tyco International P.L.C............................... 240,619   9,141,116

                                     2055

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
*   Ultralife Corp......................................     3,309 $     13,468
    UniFirst Corp.......................................    18,705    2,072,888
    Union Pacific Corp..................................   888,128   86,672,412
#   Universal Forest Products, Inc......................    31,800    2,019,300
*   USA Truck, Inc......................................    15,105      295,454
*   Vectrus, Inc........................................     4,069       94,401
#*  Veritiv Corp........................................     9,437      351,623
#*  Versar, Inc.........................................     5,526       18,844
    Viad Corp...........................................    23,193      664,943
*   Virco Manufacturing Corp............................    12,601       32,637
    VSE Corp............................................       305       14,457
#   Waste Connections, Inc..............................     2,800      140,364
    Watts Water Technologies, Inc. Class A..............    53,615    2,973,488
#   Werner Enterprises, Inc.............................    34,105      963,125
#*  Wesco Aircraft Holdings, Inc........................     6,228       89,621
#*  WESCO International, Inc............................    11,687      717,114
*   Willdan Group, Inc..................................     1,000       10,320
*   Willis Lease Finance Corp...........................     6,713      111,973
#*  XPO Logistics, Inc..................................    12,216      529,564
                                                                   ------------
Total Industrials.......................................            729,808,776
                                                                   ------------
Information Technology -- (7.2%)
#   Activision Blizzard, Inc............................   982,162   25,329,958
*   Actua Corp..........................................     1,184       17,440
*   Acxiom Corp.........................................     7,769      139,143
*   Advanced Energy Industries, Inc.....................    47,985    1,256,727
#*  Agilysys, Inc.......................................    16,899      143,135
#*  Alpha & Omega Semiconductor, Ltd....................       419        3,289
*   Amtech Systems, Inc.................................     6,195       40,949
#*  ANADIGICS, Inc......................................    33,721       21,244
*   ARRIS Group, Inc....................................   140,787    4,353,134
*   Arrow Electronics, Inc..............................   182,170   10,593,185
    Astro-Med, Inc......................................     6,285       86,922
    Avnet, Inc..........................................   139,400    5,817,162
#   AVX Corp............................................   172,540    2,324,114
*   Aware, Inc..........................................    14,326       47,562
*   Axcelis Technologies, Inc...........................       700        2,065
*   AXT, Inc............................................    20,506       48,189
    Bel Fuse, Inc. Class A..............................     3,874       74,574
    Bel Fuse, Inc. Class B..............................    11,837      261,361
*   Benchmark Electronics, Inc..........................    67,473    1,488,454
    Black Box Corp......................................    18,611      291,448
*   Blackhawk Network Holdings, Inc.....................    25,926    1,190,781
#*  Blucora, Inc........................................    81,156    1,149,981
    Brocade Communications Systems, Inc.................   461,513    4,735,123
    Brooks Automation, Inc..............................    50,847      536,436
*   Bsquare Corp........................................     4,065       26,179
*   CACI International, Inc. Class A....................    24,830    2,039,288
*   Calix, Inc..........................................    16,027      135,108
*   Cascade Microtech, Inc..............................    24,071      358,899
    Checkpoint Systems, Inc.............................    27,235      238,034
*   CIBER, Inc..........................................    34,165      113,086
    Cisco Systems, Inc.................................. 2,145,528   60,975,906

                                     2056

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    Cohu, Inc............................................    28,915 $   286,548
    Communications Systems, Inc..........................    12,612     126,751
    Computer Sciences Corp...............................   161,200  10,547,316
    Comtech Telecommunications Corp......................    15,569     448,543
    Concurrent Computer Corp.............................    13,740      73,509
#   Convergys Corp.......................................   197,364   4,955,810
*   CoreLogic, Inc.......................................    96,545   3,807,735
    Corning, Inc.........................................   879,588  16,430,704
#*  Cray, Inc............................................    12,866     333,744
    CSP, Inc.............................................     2,414      16,488
    CTS Corp.............................................    66,936   1,257,727
*   CyberOptics Corp.....................................     7,734      45,399
    Cypress Semiconductor Corp...........................    52,022     597,213
*   Datalink Corp........................................    28,408     192,606
*   Digi International, Inc..............................    27,638     279,697
*   Diodes, Inc..........................................     4,709     104,493
*   DSP Group, Inc.......................................    46,713     407,804
    EarthLink Holdings Corp..............................    83,735     614,615
*   EchoStar Corp. Class A...............................    23,551   1,093,237
*   Edgewater Technology, Inc............................    13,603      96,445
    Electro Rent Corp....................................    26,683     268,164
    Electro Scientific Industries, Inc...................     6,085      27,991
*   Electronics for Imaging, Inc.........................    58,110   2,655,627
    EMC Corp.............................................   342,124   9,199,714
*   Emcore Corp..........................................       744       4,605
#*  EnerNOC, Inc.........................................    13,197     108,611
*   Entegris, Inc........................................       300       4,444
    EPIQ Systems, Inc....................................    23,453     388,147
*   ePlus, Inc...........................................     8,745     672,578
*   Euronet Worldwide, Inc...............................    23,278   1,594,543
*   Exar Corp............................................    51,341     404,054
*   Fabrinet.............................................     4,055      75,261
#*  Fairchild Semiconductor International, Inc...........   118,008   1,777,200
    Fidelity National Information Services, Inc..........   151,857   9,936,004
#*  Finisar Corp.........................................    61,526   1,071,168
#*  First Solar, Inc.....................................    28,266   1,252,184
*   FormFactor, Inc......................................    30,568     221,007
*   Frequency Electronics, Inc...........................    16,953     189,026
*   GSE Systems, Inc.....................................    10,238      16,381
#*  GSI Technology, Inc..................................     5,863      30,194
    Hackett Group, Inc. (The)............................    53,321     682,509
*   Harmonic, Inc........................................    22,962     138,002
    Harris Corp..........................................     7,508     622,714
    Hewlett-Packard Co...................................   810,974  24,750,926
#*  Hutchinson Technology, Inc...........................    22,425      40,813
    IAC/InterActiveCorp..................................   125,298   9,680,523
#*  ID Systems, Inc......................................    17,291      96,657
#*  Identiv, Inc.........................................     1,017       4,678
*   Ingram Micro, Inc. Class A...........................   277,679   7,561,199
*   Insight Enterprises, Inc.............................    42,100   1,136,279
*   Integrated Device Technology, Inc....................   177,893   3,399,535
    Integrated Silicon Solution, Inc.....................    42,178     924,964
    Intel Corp........................................... 1,147,562  33,221,920

                                     2057

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Internap Corp..........................................  32,386 $   298,275
    Intersil Corp. Class A................................. 119,798   1,333,352
*   Intevac, Inc...........................................   4,144      20,181
*   IntriCon Corp..........................................   2,835      20,128
#*  Itron, Inc.............................................  33,397   1,076,385
    IXYS Corp..............................................   3,055      31,955
    Juniper Networks, Inc.................................. 212,100   6,027,882
*   Key Tronic Corp........................................  17,623     176,406
*   Kimball Electronics, Inc...............................  23,443     314,371
*   Kulicke & Soffa Industries, Inc........................  71,688     746,272
*   KVH Industries, Inc....................................  28,458     349,464
#*  Lattice Semiconductor Corp............................. 108,469     533,667
    Leidos Holdings, Inc...................................   1,789      72,991
    Lexmark International, Inc. Class A....................  35,849   1,218,508
*   Limelight Networks, Inc................................  18,463      69,606
    ManTech International Corp. Class A....................   2,048      61,051
    Marvell Technology Group, Ltd.......................... 166,418   2,070,240
#*  Maxwell Technologies, Inc..............................   2,521      11,571
#   Mentor Graphics Corp...................................  35,620     929,326
*   Mercury Systems, Inc...................................   2,055      28,955
    Methode Electronics, Inc...............................  79,272   2,126,868
#*  Micron Technology, Inc................................. 758,908  14,047,387
    MKS Instruments, Inc...................................  61,200   2,172,600
    MOCON, Inc.............................................     700      11,046
#*  ModusLink Global Solutions, Inc........................  68,955     224,104
    NCI, Inc. Class A......................................     686       7,717
*   NETGEAR, Inc...........................................     428      14,334
*   Newport Corp...........................................  64,756   1,025,735
*   Novatel Wireless, Inc..................................  15,663      38,688
*   OmniVision Technologies, Inc...........................  37,132     906,763
    Optical Cable Corp.....................................  10,793      36,049
*   PAR Technology Corp....................................  12,896      57,903
    Park Electrochemical Corp..............................   1,642      28,998
#   PC Connection, Inc.....................................  39,267     871,335
    PC-Tel, Inc............................................  33,870     238,783
*   PCM, Inc...............................................  10,471     105,443
    Perceptron, Inc........................................   8,428      73,914
    Pericom Semiconductor Corp.............................  37,284     446,289
*   Photronics, Inc........................................  79,712     657,624
#*  Planar Systems, Inc....................................   3,449      14,348
*   Plexus Corp............................................  10,626     405,276
*   PMC-Sierra, Inc........................................ 102,988     701,348
*   Polycom, Inc...........................................  36,977     420,798
*   Qorvo, Inc.............................................  24,909   1,443,477
*   Qualstar Corp..........................................   3,300       3,366
#*  Rambus, Inc............................................   1,069      13,993
*   RealNetworks, Inc......................................  17,952      84,015
    Reis, Inc..............................................  13,511     330,479
    RF Industries, Ltd.....................................   2,823      12,054
    Richardson Electronics, Ltd............................  22,324     146,669
*   Rofin-Sinar Technologies, Inc..........................   4,978     124,151
#*  Rogers Corp............................................   7,543     422,182
#*  Rovi Corp..............................................  19,000     208,810

                                     2058

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc...........................    16,097 $    180,608
    SanDisk Corp........................................    13,097      789,618
*   Sanmina Corp........................................    39,846      879,401
*   ScanSource, Inc.....................................    14,745      557,803
    Science Applications International Corp.............     6,199      332,762
#*  Seachange International, Inc........................     8,687       59,853
*   ShoreTel, Inc.......................................     3,200       22,688
#*  Sonus Networks, Inc.................................     6,622       53,440
    SS&C Technologies Holdings, Inc.....................    25,793    1,754,698
*   StarTek, Inc........................................    22,913       86,153
#*  SunEdison, Inc......................................   154,224    3,590,335
*   SunPower Corp.......................................    18,322      495,244
#*  Super Micro Computer, Inc...........................     5,886      156,980
*   support.com, Inc....................................    15,100       18,271
*   Sykes Enterprises, Inc..............................    20,292      494,719
    SYNNEX Corp.........................................    55,900    4,227,717
*   Synopsys, Inc.......................................     4,200      213,528
#*  Tech Data Corp......................................    82,952    4,838,590
*   TeleCommunication Systems, Inc. Class A.............    42,347      155,413
*   Telenav, Inc........................................     9,865       69,055
    Teradyne, Inc.......................................    26,789      515,956
    Tessco Technologies, Inc............................     8,689      214,358
    Tessera Technologies, Inc...........................    48,635    1,685,689
    TheStreet, Inc......................................    20,869       39,234
#*  TTM Technologies, Inc...............................    55,241      504,350
*   United Online, Inc..................................    17,780      247,142
#*  Veeco Instruments, Inc..............................    15,978      413,511
*   Virtusa Corp........................................    30,064    1,441,268
#   Vishay Intertechnology, Inc.........................   158,163    1,815,711
*   Vishay Precision Group, Inc.........................    16,480      230,061
*   Westell Technologies, Inc. Class A..................     1,704        2,079
    Western Digital Corp................................   212,781   18,311,933
*   Xcerra Corp.........................................    20,165      126,737
    Xerox Corp.......................................... 1,116,950   12,308,789
*   XO Group, Inc.......................................     6,284       93,192
*   Yahoo!, Inc......................................... 1,048,770   38,458,396
                                                                   ------------
Total Information Technology............................            415,911,296
                                                                   ------------
Materials -- (2.6%)
    A Schulman, Inc.....................................    32,960    1,227,101
    Alcoa, Inc..........................................   995,256    9,823,173
    Allegheny Technologies, Inc.........................    22,777      485,606
#*  AM Castle & Co......................................    24,982       71,199
    Ampco-Pittsburgh Corp...............................     4,007       53,333
    Ashland, Inc........................................   112,560   12,867,859
    Axiall Corp.........................................    26,423      777,629
    Bemis Co., Inc......................................    25,154    1,121,114
    Cabot Corp..........................................    46,280    1,628,130
#*  Century Aluminum Co.................................    15,822      147,461
*   Chemtura Corp.......................................    49,368    1,354,164
*   Clearwater Paper Corp...............................    16,822      989,975
    Commercial Metals Co................................    85,208    1,313,055
*   Core Molding Technologies, Inc......................    11,847      226,041

                                     2059

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
            Cytec Industries, Inc......................... 129,400 $  9,605,362
            Domtar Corp...................................   8,107      329,631
            Dow Chemical Co. (The)........................  14,000      658,840
*           Ferro Corp....................................  42,247      586,811
            Freeport-McMoRan, Inc......................... 327,519    3,848,348
            Friedman Industries, Inc......................  13,926       80,910
            FutureFuel Corp...............................   6,104       69,830
            Graphic Packaging Holding Co.................. 154,000    2,325,400
#           Greif, Inc. Class A...........................   4,885      151,386
*           Headwaters, Inc...............................  23,663      449,834
#*          Horsehead Holding Corp........................  49,015      405,844
            Huntsman Corp.................................  50,242      954,598
            International Paper Co........................ 493,615   23,629,350
#           Kaiser Aluminum Corp..........................  27,181    2,295,435
            KapStone Paper and Packaging Corp.............  80,984    1,895,026
*           Kraton Performance Polymers, Inc..............   5,435      111,526
#*          Louisiana-Pacific Corp........................ 173,457    2,556,756
            LyondellBasell Industries NV Class A..........  71,793    6,736,337
#           Martin Marietta Materials, Inc................  23,633    3,706,127
            Materion Corp.................................  18,497      566,008
*           Mercer International, Inc.....................  21,725      262,655
            Minerals Technologies, Inc....................  34,280    2,219,630
            Mosaic Co. (The)..............................  17,274      741,746
#           Myers Industries, Inc.........................  64,720      979,214
            Neenah Paper, Inc.............................   7,684      465,497
            Newmont Mining Corp...........................  48,146      826,667
*           Northern Technologies International Corp......   3,035       49,319
            Nucor Corp....................................  83,945    3,705,332
#           Olin Corp.....................................  62,261    1,431,380
#           Olympic Steel, Inc............................   9,986      121,030
            OM Group, Inc.................................  42,299    1,433,090
            PH Glatfelter Co..............................  50,600    1,032,746
            PolyOne Corp..................................   8,983      307,847
            Reliance Steel & Aluminum Co..................  93,801    5,684,341
*           Resolute Forest Products, Inc.................   1,817       17,952
#           Schnitzer Steel Industries, Inc. Class A......     400        6,284
            Sensient Technologies Corp....................  38,101    2,605,727
            Steel Dynamics, Inc...........................  94,919    1,901,228
#*          Stillwater Mining Co..........................  55,630      529,598
            SunCoke Energy, Inc...........................  62,210      764,561
            Synalloy Corp.................................   5,144       60,751
            Tredegar Corp.................................  40,177      677,384
            Tronox, Ltd. Class A..........................   1,600       17,568
#*          Universal Stainless & Alloy Products, Inc.....   6,269       84,694
            Vulcan Materials Co...........................  58,246    5,301,551
            Wausau Paper Corp.............................  13,070      115,539
            Westlake Chemical Corp........................ 158,152    9,879,755
*           WestRock Co................................... 200,591   12,649,268
            Worthington Industries, Inc...................  47,320    1,280,479
                                                                   ------------
Total Materials...........................................          148,202,032
                                                                   ------------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares.........  47,409           --

                                     2060

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Other -- (Continued)
(degrees)*  Petrocorp, Inc. Escrow Shares............        900 $           --
                                                                 --------------
Total Other..........................................                        --
                                                                 --------------
Telecommunication Services -- (3.7%)
            AT&T, Inc................................  4,431,678    153,956,494
            Atlantic Tele-Network, Inc...............         84          5,942
            CenturyLink, Inc.........................    512,432     14,655,555
#           Frontier Communications Corp.............    696,949      3,289,599
*           General Communication, Inc. Class A......     45,867        843,953
#*          Iridium Communications, Inc..............     14,800        109,816
            Lumos Networks Corp......................        500          6,980
#*          ORBCOMM, Inc.............................     44,499        274,114
*           Premiere Global Services, Inc............      2,000         21,580
            Shenandoah Telecommunications Co.........     56,354      1,937,451
            Spok Holdings, Inc.......................     12,522        209,493
#*          Sprint Corp..............................    449,944      1,516,311
*           T-Mobile US, Inc.........................    113,786      4,626,539
            Telephone & Data Systems, Inc............    111,207      3,270,598
#*          United States Cellular Corp..............      7,591        282,537
            Verizon Communications, Inc..............    644,888     30,174,309
*           Vonage Holdings Corp.....................     85,934        549,118
                                                                 --------------
Total Telecommunication Services.....................               215,730,389
                                                                 --------------
Utilities -- (0.2%)
*           Calpine Corp.............................     62,921      1,151,454
#           Consolidated Water Co., Ltd..............      6,656         80,538
            NRG Energy, Inc..........................    279,690      6,279,040
            Ormat Technologies, Inc..................     20,134        819,051
            SJW Corp.................................      2,001         59,730
            UGI Corp.................................     78,988      2,886,222
                                                                 --------------
Total Utilities......................................                11,276,035
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,470,099,417
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Leap Wireless International, Inc.
              Contingent Value Rights................      8,393         21,151
(degrees)#* Magnum Hunter Resources Corp. Warrants
              04/15/16...............................      8,220             --
(degrees)*  Safeway Casa Ley Contingent Value Rights.    157,807        160,158
(degrees)*  Safeway PDC, LLC Contingent Value Rights.    157,807          7,701
TOTAL RIGHTS/WARRANTS................................                   189,010
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
            State Street Institutional Liquid
              Reserves, 0.114%.......................  1,526,723      1,526,723
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@ DFA Short Term Investment Fund.................. 23,521,270    272,141,099
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,198,421,516)^^............................            $5,743,956,249
                                                                 ==============

                                     2061

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $1,062,296,581           --   --    $1,062,296,581
   Consumer Staples...........    442,744,195           --   --       442,744,195
   Energy.....................    687,297,739           --   --       687,297,739
   Financials.................  1,101,674,021           --   --     1,101,674,021
   Health Care................    655,158,353           --   --       655,158,353
   Industrials................    729,808,776           --   --       729,808,776
   Information Technology.....    415,911,296           --   --       415,911,296
   Materials..................    148,202,032           --   --       148,202,032
   Other......................             --           --   --                --
   Telecommunication Services.    215,730,389           --   --       215,730,389
   Utilities..................     11,276,035           --   --        11,276,035
Rights/Warrants...............             -- $    189,010   --           189,010
Temporary Cash Investments....      1,526,723           --   --         1,526,723
Securities Lending Collateral.             --  272,141,099   --       272,141,099
                               -------------- ------------   --    --------------
TOTAL......................... $5,471,626,140 $272,330,109   --    $5,743,956,249
                               ============== ============   ==    ==============

                                     2062

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2015, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value

                                     2063
pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

2. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

FEDERAL TAX COST

At July 31, 2015, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series................................ $14,087,943,588
The DFA International Value Series.............................   9,275,881,265
The Japanese Small Company Series..............................   2,651,544,365
The Asia Pacific Small Company Series..........................   1,679,878,929
The United Kingdom Small Company Series........................   1,607,370,287
The Continental Small Company Series...........................   3,275,723,905
The Emerging Markets Series....................................   3,818,943,275
The Emerging Markets Small Cap Series..........................   5,966,241,125
The Tax-Managed U.S. Marketwide Value Series...................   3,197,818,014

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's

                                     2064
subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     2065

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (89.6%)
BRAZIL -- (5.0%)
    Aliansce Shopping Centers SA.......................    205,000 $    830,430
    Banco Alfa de Investimento SA......................     76,600      127,519
    Banco do Brasil SA................................. 10,290,573   66,270,575
    Bematech SA........................................    901,500    2,172,162
    BM&FBovespa SA..................................... 27,909,603   85,099,448
    Brasil Brokers Participacoes SA....................  1,294,000      786,086
    BrasilAgro - Co. Brasileira de Propriedades
*     Agricolas........................................     14,300       46,776
#   Braskem SA Sponsored ADR...........................    519,811    3,768,630
    Cia de Locacao das Americas........................     42,900       40,094
*   Cia Providencia Industria e Comercio SA............    359,200      961,483
    Cia Siderurgica Nacional SA........................  5,539,529    7,005,406
    Contax Participacoes SA............................     47,200       61,344
    Cosan SA Industria e Comercio......................  1,848,151   11,227,249
    CR2 Empreendimentos Imobiliarios SA................     86,200       55,386
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes....................................  3,724,878   10,117,369
    Direcional Engenharia SA...........................  1,468,261    1,616,654
    Duratex SA.........................................  2,131,460    4,332,704
    Embraer SA.........................................    429,296    2,996,590
    Embraer SA ADR.....................................     29,194      813,053
    Eternit SA.........................................    231,602      190,073
    Even Construtora e Incorporadora SA................  6,123,139    5,221,912
    Ez Tec Empreendimentos e Participacoes SA..........    931,263    3,766,992
    Fibria Celulose SA.................................  2,767,505   36,809,001
#   Fibria Celulose SA Sponsored ADR...................  3,998,279   53,257,076
#*  Gafisa SA ADR......................................  2,278,791    3,327,035
*   General Shopping Brasil SA.........................     27,230       28,630
    Gerdau SA..........................................  2,001,963    2,946,858
#   Gerdau SA Sponsored ADR............................ 14,598,313   25,255,081
    Guararapes Confeccoes SA...........................     44,800      843,938
    Helbor Empreendimentos SA..........................  1,106,289      704,365
*   Hypermarcas SA.....................................  3,024,666   17,897,380
    Industrias Romi SA.................................    382,700      282,782
*   International Meal Co. Alimentacao SA..............    255,200      603,724
    Iochpe-Maxion SA...................................    906,912    3,231,451
    JBS SA............................................. 19,938,130   89,734,542
    JHSF Participacoes SA..............................  1,117,774      639,857
    Kepler Weber SA....................................     12,200       85,266
    Klabin SA..........................................  2,345,749   14,544,678
    Kroton Educacional SA..............................  5,506,645   15,439,417
*   Log-in Logistica Intermodal SA.....................    789,400      643,241
    LPS Brasil Consultoria de Imoveis SA...............     97,200      136,264
*   Magnesita Refratarios SA...........................  3,289,766    2,574,971
    Mahle-Metal Leve SA................................     48,900      294,918
*   Marfrig Global Foods SA............................  5,171,644    8,020,394
*   Mills Estruturas e Servicos de Engenharia SA.......    322,046      581,271
    MRV Engenharia e Participacoes SA..................  7,629,524   17,157,767
*   Paranapanema SA....................................  3,981,743    3,198,000
*   PDG Realty SA Empreendimentos e Participacoes...... 15,506,519    1,086,921
*   Petroleo Brasileiro SA.............................  8,577,364   29,009,149
#*  Petroleo Brasileiro SA ADR......................... 21,223,195  144,317,726

                                     2066

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    Porto Seguro SA...................................     655,804 $  7,456,432
    Profarma Distribuidora de Produtos Farmaceuticos
*     SA..............................................     109,425      317,989
    QGEP Participacoes SA.............................   1,336,266    2,482,119
    Rodobens Negocios Imobiliarios SA.................     333,416      462,544
*   Rossi Residencial SA..............................     821,137      239,822
*   Rumo Logistica Operadora Multimodal SA............   4,304,691    1,144,079
    Santos Brasil Participacoes SA....................     131,300      488,547
    Sao Carlos Empreendimentos e Participacoes SA.....      39,000      327,473
    Sao Martinho SA...................................     478,751    4,726,057
    SLC Agricola SA...................................   1,143,091    5,875,787
*   Springs Global Participacoes SA...................     945,200      234,647
    Sul America SA....................................   1,473,135    7,434,622
    Technos SA........................................      39,400       60,758
    Tecnisa SA........................................   2,339,457    2,200,106
    Tereos Internacional SA...........................     595,672       99,164
    TPI - Triunfo Participacoes e Investimentos SA....     445,500      598,519
    Trisul SA.........................................      89,661       70,180
    Usinas Siderurgicas de Minas Gerais SA............     524,300    1,480,740
    Vale SA...........................................   6,794,801   35,462,870
#   Vale SA Sponsored ADR.............................  21,086,290  110,913,885
*   Vanguarda Agro SA.................................   2,955,979      699,293
    Via Varejo SA.....................................     167,924      355,569
                                                                   ------------
TOTAL BRAZIL..........................................              863,290,840
                                                                   ------------
CHILE -- (1.5%)
    Bupa Chile SA.....................................     168,414      133,227
    CAP SA............................................     360,247      966,045
    Cementos BIO BIO SA...............................     665,307      483,668
    Cencosud SA.......................................   7,333,382   15,501,826
    Cencosud SA ADR...................................      56,591      356,523
*   Cia Sud Americana de Vapores SA...................  94,126,279    2,751,546
    Cintac SA.........................................     155,202       19,576
    Corpbanca SA...................................... 960,985,523    9,677,861
    Cristalerias de Chile SA..........................     264,624    1,827,949
    Embotelladora Andina SA Class A ADR...............      15,478      211,739
    Empresa Nacional de Telecomunicaciones SA.........      15,218      156,704
    Empresas CMPC SA..................................  20,375,739   53,507,656
    Empresas COPEC SA.................................   2,187,923   21,886,321
    Empresas Hites SA.................................   1,794,180      672,143
    Empresas Iansa SA.................................  49,008,058    1,850,449
    Enersis SA........................................  82,558,367   24,861,997
    Enersis SA Sponsored ADR..........................   5,685,955   85,914,780
    Gasco SA..........................................     161,080    1,153,632
    Grupo Security SA.................................   1,143,589      325,449
    Inversiones Aguas Metropolitanas SA...............   5,972,189    8,677,385
*   Latam Airlines Group SA...........................   1,711,683   10,791,400
#*  Latam Airlines Group SA Sponsored ADR.............   1,133,277    7,026,317
    Masisa SA.........................................  43,593,930    1,272,027
    PAZ Corp. SA......................................   2,201,345    1,135,653
    Ripley Corp. SA...................................  12,781,112    4,404,153
    Salfacorp SA......................................   2,599,267    1,591,926
    Sigdo Koppers SA..................................      76,067      100,119
    Sociedad Matriz SAAM SA...........................  52,439,424    3,886,398

                                     2067

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Sociedad Quimica y Minera de Chile SA Class A.....       4,125 $    100,349
    Socovesa SA.......................................   5,773,726    1,020,751
*   Tech Pack SA......................................     626,034      215,555
    Vina Concha y Toro SA.............................   1,155,777    1,809,859
    Vina San Pedro Tarapaca SA........................   9,964,988       84,455
                                                                   ------------
TOTAL CHILE...........................................              264,375,438
                                                                   ------------
CHINA -- (13.6%)
    361 Degrees International, Ltd....................   8,341,000    2,914,076
#   Agile Property Holdings, Ltd......................  21,444,999   12,326,928
    Agricultural Bank of China, Ltd. Class H.......... 199,469,000   89,981,301
    Air China, Ltd. Class H...........................   7,596,000    7,599,936
#*  Aluminum Corp. of China, Ltd. ADR.................     155,200    1,337,824
#*  Aluminum Corp. of China, Ltd. Class H.............   5,802,000    2,011,660
    AMVIG Holdings, Ltd...............................   5,353,100    2,560,841
#   Angang Steel Co., Ltd. Class H....................   9,028,640    4,584,657
    Anhui Tianda Oil Pipe Co., Ltd....................   1,032,412      160,794
#   Anxin-China Holdings, Ltd.........................   6,152,000      229,144
    Asia Cement China Holdings Corp...................   7,324,000    2,985,672
#*  Asian Citrus Holdings, Ltd........................   5,235,000      829,815
#   AVIC International Holdings, Ltd..................   2,674,000    2,120,750
    Bank of China, Ltd. Class H....................... 621,114,817  338,599,753
    Bank of Communications Co., Ltd. Class H..........  54,827,574   48,191,113
#   Baoye Group Co., Ltd. Class H.....................   2,845,120    1,790,758
#   BBMG Corp. Class H................................   6,460,500    4,972,675
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................  13,649,599   14,051,970
    Beijing Capital Land, Ltd. Class H................  16,297,060    7,850,683
    Beijing Enterprises Holdings, Ltd.................   2,102,000   15,467,403
#   Beijing North Star Co., Ltd. Class H..............   6,512,000    2,233,290
    Bosideng International Holdings, Ltd..............   2,178,000      213,173
#*  BYD Electronic International Co., Ltd.............   5,098,636    4,237,655
    C C Land Holdings, Ltd............................  18,395,286    4,645,242
    Carrianna Group Holdings Co., Ltd.................   3,880,391      425,412
    Central China Real Estate, Ltd....................   8,278,350    1,868,086
#*  Chaoda Modern Agriculture Holdings, Ltd...........  10,257,412      474,353
*   Chigo Holding, Ltd................................  37,922,000      742,278
#   China Aerospace International Holdings, Ltd.......  18,754,000    3,546,592
*   China Agri-Industries Holdings, Ltd...............  15,915,500    6,930,478
    China Aoyuan Property Group, Ltd..................  14,361,000    2,684,132
*   China Automation Group, Ltd.......................   4,547,000      572,835
    China BlueChemical, Ltd...........................   4,940,878    1,611,051
    China Child Care Corp., Ltd.......................     451,000       50,567
*   China CITIC Bank Corp., Ltd. Class H..............  27,608,112   19,714,791
#   China Coal Energy Co., Ltd. Class H...............  30,965,000   15,067,524
    China Communications Construction Co.,
      Ltd. Class H....................................  23,364,327   29,989,621
    China Communications Services Corp., Ltd.
      Class H.........................................  29,969,071   13,607,515
    China Construction Bank Corp. Class H............. 517,658,101  421,620,681
#*  China COSCO Holdings Co., Ltd. Class H............   4,554,000    2,342,469
#*  China Culiangwang Beverages Holdings, Ltd.........  10,254,600      233,900
    China Dredging Environment Protection Holdings,
#*    Ltd.............................................     974,000      174,471
    China Everbright, Ltd.............................   6,715,869   16,310,640
#*  China Fiber Optic Network System Group, Ltd.......     646,000      133,014
*   China Glass Holdings, Ltd.........................   8,554,000    1,245,565

                                     2068

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
*   China High Precision Automation Group, Ltd.........    429,000 $     12,659
    China High Speed Transmission Equipment Group Co.,
*     Ltd.............................................. 12,452,000   10,141,850
#   China Hongqiao Group, Ltd..........................  3,675,000    2,721,860
*   China Household Holdings, Ltd......................    665,000       27,450
*   China Huiyuan Juice Group, Ltd.....................    503,983      188,181
*   China ITS Holdings Co., Ltd........................  5,486,147      735,945
#*  China Lumena New Materials Corp.................... 52,602,000    1,590,484
    China Merchants Holdings International Co., Ltd....  4,434,049   16,265,376
#   China Merchants Land, Ltd..........................  9,568,000    1,786,112
*   China Metal Recycling Holdings, Ltd................  3,259,800      743,434
    China Minsheng Banking Corp., Ltd. Class H......... 17,029,000   19,100,386
    China National Building Material Co., Ltd.
      Class H.......................................... 35,850,000   27,126,343
    China National Materials Co., Ltd.................. 14,153,000    3,173,320
#*  China New Town Development Co., Ltd................ 11,778,022      546,361
#   China Oil & Gas Group, Ltd.........................    260,000       23,808
*   China Oriental Group Co., Ltd......................     26,000          729
#   China Overseas Grand Oceans Group, Ltd.............  1,126,000      456,813
    China Petroleum & Chemical Corp. ADR...............  1,111,578   83,601,766
    China Petroleum & Chemical Corp. Class H........... 45,299,575   34,084,157
#*  China Precious Metal Resources Holdings Co., Ltd... 24,836,000    1,421,604
*   China Properties Group, Ltd........................  5,629,000    1,263,041
    China Railway Construction Corp., Ltd. Class H..... 10,477,514   13,639,732
    China Railway Group, Ltd. Class H..................  6,511,000    5,553,343
#*  China Rare Earth Holdings, Ltd..................... 14,502,600    1,607,521
    China Resources Cement Holdings, Ltd...............    218,000      112,652
    China Resources Enterprise, Ltd....................    958,652    3,109,815
#*  China Sanjiang Fine Chemicals Co., Ltd.............    377,000      101,571
#*  China SCE Property Holdings, Ltd...................  6,192,000    1,413,583
#*  China Shanshui Cement Group, Ltd................... 19,122,000   13,615,758
    China Shenhua Energy Co., Ltd. Class H.............    864,000    1,641,153
#*  China Shipping Container Lines Co., Ltd. Class H...  8,533,700    2,684,459
#   China South City Holdings, Ltd.....................  4,790,000    1,413,196
#   China Southern Airlines Co., Ltd. Class H..........  8,068,000    7,983,963
    China Starch Holdings, Ltd......................... 18,995,000      431,046
*   China Taifeng Beddings Holdings, Ltd...............    640,000       66,870
*   China Tianyi Holdings, Ltd.........................  2,880,000      378,084
    China Travel International Investment Hong Kong,
      Ltd.............................................. 34,971,631   13,452,451
#   China Unicom Hong Kong, Ltd.(2603496)..............  7,257,121  102,252,835
    China Unicom Hong Kong, Ltd.(6263830)..............  1,616,000    2,259,752
*   China Vanadium Titano - Magnetite Mining Co., Ltd.. 13,229,000      818,458
#*  China Yurun Food Group, Ltd........................  6,972,000    2,062,757
#   China ZhengTong Auto Services Holdings, Ltd........  2,757,000    1,468,572
#   China Zhongwang Holdings, Ltd...................... 21,330,554    9,107,508
    Chongqing Machinery & Electric Co., Ltd. Class H... 13,612,000    2,155,415
    Chongqing Rural Commercial Bank Co., Ltd. Class H.. 15,440,000   11,061,398
    Chu Kong Petroleum & Natural Gas Steel Pipe
*     Holdings, Ltd....................................  1,188,000      241,880
    CIFI Holdings Group Co., Ltd.......................  1,066,000      222,856
#*  CITIC Resources Holdings, Ltd...................... 22,418,000    4,335,870
    CITIC, Ltd.........................................  8,281,483   14,831,353
#   Citychamp Watch & Jewellery Group, Ltd............. 18,193,108    2,606,604
#   Clear Media, Ltd...................................    391,000      445,128
    CNOOC, Ltd......................................... 13,835,000   16,942,119
    CNOOC, Ltd. ADR....................................     14,747    1,808,720

                                     2069

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Comba Telecom Systems Holdings, Ltd...............     296,000 $     71,299
#*  Comtec Solar Systems Group, Ltd...................   8,120,000      920,510
#   Cosco International Holdings, Ltd.................   5,648,000    3,241,055
    COSCO Pacific, Ltd................................  18,592,963   24,361,645
*   Coslight Technology International Group Co., Ltd..      20,000        7,480
    Country Garden Holdings Co., Ltd..................   6,316,800    2,467,322
    CPMC Holdings, Ltd................................     183,000      100,932
*   DaChan Food Asia, Ltd.............................   3,195,000      351,861
#   Dah Chong Hong Holdings, Ltd......................   1,810,000      801,488
#   Dalian Port PDA Co., Ltd. Class H.................   3,006,000    1,034,456
    Daphne International Holdings, Ltd................     486,000       97,098
    Digital China Holdings, Ltd.......................   1,055,000    1,047,991
    Dongfeng Motor Group Co., Ltd. Class H............   1,556,000    1,787,868
    Dongyue Group, Ltd................................   2,297,000      636,444
#*  Dynasty Fine Wines Group, Ltd.....................   9,228,600      321,417
    Embry Holdings, Ltd...............................     544,000      287,676
#   Evergrande Real Estate Group, Ltd.................  68,905,000   45,523,493
*   Evergreen International Holdings, Ltd.............   1,628,000      199,294
    Fantasia Holdings Group Co., Ltd..................  20,879,515    2,878,307
#   Fosun International, Ltd..........................   7,504,244   15,809,219
    Franshion Properties China, Ltd...................  47,366,580   15,261,701
#   Fufeng Group, Ltd.................................   2,670,000    1,610,047
    Future Land Development Holdings, Ltd.............     114,000       18,359
*   Global Bio-Chem Technology Group Co., Ltd.........  13,820,360      754,651
*   Global Sweeteners Holdings, Ltd...................     784,350       60,459
*   Glorious Property Holdings, Ltd...................  29,025,000    3,556,705
#   Golden Meditech Holdings, Ltd.....................   9,051,112    1,143,100
    Goldlion Holdings, Ltd............................   1,759,000      780,215
#   GOME Electrical Appliances Holding, Ltd...........  77,549,000   13,441,146
#   Greenland Hong Kong Holdings, Ltd.................   2,516,575    1,430,113
#   Greentown China Holdings, Ltd.....................   8,929,091    8,873,798
#   Guangshen Railway Co., Ltd. Sponsored ADR.........     403,406    9,592,995
    Guangzhou Automobile Group Co., Ltd. Class H......   5,351,572    4,289,873
#*  Guangzhou R&F Properties Co., Ltd.................  13,205,514   13,238,770
    Guodian Technology & Environment Group Corp.,
#*    Ltd. Class H....................................   4,021,000      440,341
#*  Hanergy Thin Film Power Group, Ltd................  14,642,000    1,983,166
#   Harbin Electric Co., Ltd. Class H.................   6,813,474    4,338,074
    Hengdeli Holdings, Ltd............................   2,628,000      382,633
#*  Hidili Industry International Development, Ltd....   5,917,000      403,389
#   Hilong Holding, Ltd...............................     532,000      136,431
*   HKC Holdings, Ltd.................................  19,260,878      536,441
    HNA Infrastructure Co., Ltd. Class H..............   1,782,000    1,758,047
#*  Honghua Group, Ltd................................   2,095,000      183,596
    Hopefluent Group Holdings, Ltd....................     842,000      223,555
#*  Hopson Development Holdings, Ltd..................  10,676,000    9,426,454
    Hua Han Bio-Pharmaceutical Holdings, Ltd..........     548,000       82,635
    Hydoo International Holding, Ltd..................      82,000       10,359
    Industrial & Commercial Bank of China, Ltd.
      Class H......................................... 302,174,996  207,590,554
    Inspur International, Ltd.........................     345,343       72,118
    Jiangxi Copper Co., Ltd. Class H..................   7,526,000   10,148,890
    Jingwei Textile Machinery Class H.................      50,000       67,100
    Ju Teng International Holdings, Ltd...............  11,530,249    5,071,651
*   Kai Yuan Holdings, Ltd............................  46,420,000      639,801

                                     2070

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
#*  Kaisa Group Holdings, Ltd..........................  22,755,632 $ 3,434,347
*   Kasen International Holdings, Ltd..................   1,885,000     237,456
    Kingboard Chemical Holdings, Ltd...................   8,976,345  15,070,870
#   Kingboard Laminates Holdings, Ltd..................   9,924,000   4,349,011
    Kunlun Energy Co., Ltd.............................     994,000     947,298
    KWG Property Holding, Ltd..........................  15,718,000  11,722,078
#*  Labixiaoxin Snacks Group, Ltd......................   2,491,000     298,054
    Lai Fung Holdings, Ltd.............................  51,485,839   1,095,174
    Lee & Man Paper Manufacturing, Ltd.................   4,045,000   2,475,915
    Leoch International Technology, Ltd................     190,000      18,351
*   Lingbao Gold Co., Ltd. Class H.....................   1,372,000     253,980
    Longfor Properties Co., Ltd........................     200,000     284,552
    Lonking Holdings, Ltd..............................  23,668,000   3,781,943
    Loudong General Nice Resources China Holdings,
*     Ltd..............................................   6,553,800     894,820
#   Maoye International Holdings, Ltd..................  11,987,000   1,773,947
    Metallurgical Corp. of China, Ltd. Class H.........  11,172,659   3,742,990
*   MIE Holdings Corp..................................   4,994,000     739,362
    MIN XIN Holdings, Ltd..............................     856,418     625,939
*   Mingfa Group International Co., Ltd................     742,000     181,649
#   Minmetals Land, Ltd................................  16,273,205   1,761,397
    Minth Group, Ltd...................................     682,000   1,365,940
#*  MMG, Ltd...........................................  12,452,000   3,384,090
    MOBI Development Co., Ltd..........................     344,000      70,479
    Nature Home Holding Co., Ltd.......................     154,000      20,438
    New World China Land, Ltd..........................  23,518,600  14,547,211
    New World Department Store China, Ltd..............   1,374,000     304,608
    Nine Dragons Paper Holdings, Ltd...................  20,031,000  14,828,581
*   O-Net Communications Group, Ltd....................   2,566,000     650,564
    Overseas Chinese Town Asia Holdings, Ltd...........     332,000     157,938
    Parkson Retail Group, Ltd..........................   7,613,500   1,294,324
#   Peak Sport Products Co., Ltd.......................   6,491,000   1,579,035
#   Poly Property Group Co., Ltd.......................  26,305,488   9,967,850
#*  Pou Sheng International Holdings, Ltd..............  11,459,529   1,475,866
#   Powerlong Real Estate Holdings, Ltd................  12,443,000   2,324,818
*   Prosperity International Holdings HK, Ltd..........  17,540,000     588,282
    Qingling Motors Co., Ltd. Class H..................  10,286,000   3,301,634
*   Qunxing Paper Holdings Co., Ltd....................   5,020,071     244,777
*   Real Gold Mining, Ltd..............................   3,137,500     106,441
#   Real Nutriceutical Group, Ltd......................  11,046,000   2,671,585
#*  Renhe Commercial Holdings Co., Ltd.................  44,367,000   3,437,583
#   REXLot Holdings, Ltd...............................  37,241,621   2,420,708
    Samson Holding, Ltd................................   7,661,452   1,017,379
    Sany Heavy Equipment International
#*    Holdings Co., Ltd................................   5,202,000   1,132,816
*   Scud Group, Ltd....................................   3,368,000     338,872
*   Semiconductor Manufacturing International Corp..... 128,002,000  11,501,819
    Semiconductor Manufacturing International Corp.
#*    ADR..............................................   1,305,426   5,809,146
#   Shandong Chenming Paper Holdings, Ltd. Class H.....   4,106,318   2,005,695
#   Shanghai Industrial Holdings, Ltd..................   7,583,918  22,348,908
# Shanghai Industrial Urban Development Group, Ltd... 6,510,000 1,325,249 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.....................................   4,844,000   1,632,161
    Shanghai Prime Machinery Co., Ltd. Class H.........   7,036,000   1,342,142
    Shenzhen International Holdings, Ltd...............   6,958,117  11,501,640
    Shenzhen Investment, Ltd...........................  31,764,440  12,279,603

                                     2071

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Shimao Property Holdings, Ltd....................... 19,700,535 $35,327,758
    Shougang Concord International Enterprises Co.,
*     Ltd............................................... 40,276,208   2,155,213
#   Shougang Fushan Resources Group, Ltd................ 38,860,594   5,850,078
#   Shui On Land, Ltd................................... 38,373,303  10,487,698
*   Sijia Group Co......................................  1,152,649      38,212
    Silver Grant International Industries, Ltd.......... 11,268,804   1,671,009
*   SIM Technology Group, Ltd...........................  8,253,000     462,633
    Sino-Ocean Land Holdings, Ltd....................... 37,601,102  25,917,967
    Sinofert Holdings, Ltd..............................  1,990,000     330,819
#*  Sinolink Worldwide Holdings, Ltd.................... 11,170,508   1,180,459
#   Sinopec Engineering Group Co., Ltd. Class H.........    333,500     272,535
#   Sinotrans Shipping, Ltd.............................  9,619,416   2,158,228
    Sinotrans, Ltd. Class H.............................    120,000      73,502
#   Sinotruk Hong Kong, Ltd.............................  9,159,835   4,817,660
    Skyworth Digital Holdings, Ltd...................... 19,777,176  15,181,388
    SMI Holdings Group, Ltd.............................  9,688,000     973,365
    SOHO China, Ltd..................................... 24,636,388  15,530,703
    Springland International Holdings, Ltd..............    121,000      41,445
*   SPT Energy Group, Inc...............................    610,000      76,105
*   SRE Group, Ltd...................................... 21,752,285   1,137,338
    Sunac China Holdings, Ltd...........................    383,000     341,935
#   TCC International Holdings, Ltd..................... 21,052,583   5,399,971
    Tian An China Investment Co., Ltd...................  6,400,000   3,831,919
#   Tiangong International Co., Ltd..................... 17,669,944   1,933,843
    Tianjin Port Development Holdings, Ltd.............. 20,369,657   4,174,299
*   Tianneng Power International, Ltd...................  6,764,280   3,129,173
    Tomson Group, Ltd...................................  1,498,282     351,953
    Tonly Electronics Holdings, Ltd.....................    204,330     155,245
    Top Spring International Holdings, Ltd..............     72,500      34,400
    TPV Technology, Ltd.................................  7,700,496   1,309,182
    Travelsky Technology, Ltd. Class H..................  5,084,500   6,152,945
    Trigiant Group, Ltd.................................    602,000     142,102
*   Trony Solar Holdings Co., Ltd.......................  8,775,000     133,567
*   V1 Group, Ltd.......................................  1,010,000      88,376
    Wasion Group Holdings, Ltd..........................    331,291     437,055
    Weiqiao Textile Co. Class H.........................  6,995,000   3,649,839
    Welling Holding, Ltd................................    176,000      35,179
    West China Cement, Ltd.............................. 29,858,000   5,386,988
#   Xiamen International Port Co., Ltd. Class H.........  8,780,000   2,693,846
    Xingda International Holdings, Ltd.................. 11,724,000   2,857,823
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H...........................................  4,171,000   3,728,395
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H...  2,690,000     360,493
    Xiwang Special Steel Co., Ltd.......................  5,905,000     730,478
    XTEP International Holdings, Ltd....................    697,500     303,339
#*  Yanchang Petroleum International, Ltd............... 21,710,000     649,247
#   Yanzhou Coal Mining Co., Ltd. Class H............... 10,112,000   5,766,334
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........     27,681     157,505
#   Yingde Gases Group Co., Ltd.........................    166,000      98,976
#   Yip's Chemical Holdings, Ltd........................    752,000     389,818
    Youyuan International Holdings, Ltd.................    693,251     149,280
    Yuanda China Holdings, Ltd..........................    824,000      50,453
    Yuexiu Property Co., Ltd............................ 92,352,786  18,212,832
#   Yuzhou Properties Co., Ltd..........................  9,816,960   2,177,231

                                     2072

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
CHINA -- (Continued)
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H.........................................   424,600 $      213,472
    Zhong An Real Estate, Ltd......................... 7,219,800        792,077
    Zhongsheng Group Holdings, Ltd....................   172,500        104,234
    Zhuhai Holdings Investment Group, Ltd.............   256,000         44,515
    Zoomlion Heavy Industry Science and
#     Technology Co., Ltd............................. 8,052,600      4,325,607
                                                                 --------------
TOTAL CHINA...........................................            2,370,420,567
                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA................................    27,152        200,812
    Cementos Argos SA.................................   526,344      1,803,825
    Constructora Conconcreto SA.......................    86,988         34,735
    Ecopetrol SA...................................... 1,789,081      1,000,146
#   Ecopetrol SA Sponsored ADR........................   371,085      4,189,550
*   Fabricato SA...................................... 2,440,238         15,167
    Grupo Argos SA....................................   522,228      3,155,127
    Grupo de Inversiones Suramericana SA.............. 1,005,213     12,914,195
    Grupo Nutresa SA..................................   463,927      3,563,217
    Mineros SA........................................    65,037         40,704
                                                                 --------------
TOTAL COLOMBIA........................................               26,917,478
                                                                 --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S........................................... 1,358,887     32,918,411
    Pegas Nonwovens SA................................   134,543      4,456,000
*   Unipetrol A.S..................................... 1,413,020     10,714,208
                                                                 --------------
TOTAL CZECH REPUBLIC..................................               48,088,619
                                                                 --------------
GREECE -- (0.1%)
*   Alpha Bank AE..................................... 6,054,491      1,769,358
    Bank of Greece....................................    26,513        273,144
*   Ellaktor SA....................................... 1,053,403      1,928,657
*   Elval - Hellenic Aluminium Industry SA............     8,595         13,503
*   GEK Terna Holding Real Estate Construction SA.....   826,303      1,437,069
    Hellenic Petroleum SA.............................   426,008      2,039,511
*   Intracom Holdings SA.............................. 1,511,057        645,516
    Intralot SA-Integrated Lottery Systems &
*     Services........................................    76,173        138,875
*   Marfin Investment Group Holdings SA...............    74,389          9,718
*   Mytilineos Holdings SA............................   523,731      3,083,187
*   Piraeus Bank SA................................... 3,363,961      1,221,784
*   Terna Energy SA...................................    18,509         56,247
                                                                 --------------
TOTAL GREECE..........................................               12,616,569
                                                                 --------------
HUNGARY -- (0.5%)
*   FHB Mortgage Bank P.L.C...........................     3,954         10,877
    MOL Hungarian Oil & Gas P.L.C.....................   208,447     10,980,478
    OTP Bank P.L.C.................................... 3,533,832     72,420,285
                                                                 --------------
TOTAL HUNGARY.........................................               83,411,640
                                                                 --------------
INDIA -- (10.0%)
    Aarti Industries..................................    82,819        537,766
    Aban Offshore, Ltd................................   387,730      1,799,773
*   ABG Shipyard, Ltd.................................    91,428        256,173
    ACC, Ltd..........................................   122,456      2,647,990

                                     2073

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Adani Enterprises, Ltd..............................  3,495,161 $ 4,736,494
    Adani Ports & Special Economic Zone, Ltd............  4,936,216  25,032,843
*   Adani Power, Ltd.................................... 11,229,682   4,795,236
*   Adani Transmissions, Ltd............................  3,495,161   1,504,510
    Aditya Birla Nuvo, Ltd..............................    836,028  28,511,270
    Aegis Logistics, Ltd................................      2,377      32,531
    Alembic, Ltd........................................    397,146     306,014
    Allahabad Bank......................................  1,939,760   2,773,843
    Allcargo Logistics, Ltd.............................     72,456     339,784
*   Alok Industries, Ltd................................ 12,063,941   1,220,059
    Ambuja Cements, Ltd.................................    207,496     753,926
    Amtek Auto, Ltd.....................................  1,692,205   4,442,080
    Anant Raj, Ltd......................................    657,518     422,175
    Andhra Bank.........................................  2,475,148   2,855,892
    Apar Industries, Ltd................................    116,469     774,665
    Apollo Tyres, Ltd...................................  5,231,494  16,504,309
*   Arvind Infrastructure, Ltd..........................    383,891          --
    Arvind, Ltd.........................................  4,290,864  21,218,081
    Ashoka Buildcon, Ltd................................     25,656      73,780
    Atul, Ltd...........................................     17,491     347,047
    Axis Bank, Ltd......................................  1,026,236   9,193,118
    Bajaj Finance, Ltd..................................     60,850   5,194,990
    Bajaj Finserv, Ltd..................................    190,559   5,484,115
    Bajaj Holdings & Investment, Ltd....................    403,455   9,202,919
    Balkrishna Industries, Ltd..........................     60,748     643,183
    Ballarpur Industries, Ltd...........................  4,422,774   1,041,612
    Balmer Lawrie & Co., Ltd............................    204,983   2,023,777
*   Balrampur Chini Mills, Ltd..........................  2,766,805   2,184,425
    Bank of Baroda......................................  6,161,280  17,133,738
    Bank of India.......................................  1,412,972   3,608,374
    Bank Of Maharashtra.................................  1,297,860     777,644
    BGR Energy Systems, Ltd.............................    169,812     321,621
    Bharat Electronics, Ltd.............................     10,591     655,890
    Bharat Heavy Electricals, Ltd....................... 11,740,848  50,906,760
    Bharti Airtel, Ltd..................................  5,720,505  37,396,787
    Bhushan Steel, Ltd..................................    504,598     463,695
    Biocon, Ltd.........................................    525,827   3,746,497
    Birla Corp., Ltd....................................    158,469   1,097,011
    Bombay Dyeing & Manufacturing Co., Ltd..............  1,567,477   2,134,056
    Brigade Enterprises, Ltd............................    133,913     300,049
    Cairn India, Ltd....................................  8,437,853  22,729,233
    Canara Bank.........................................  1,234,090   5,301,732
    Castex Technologies, Ltd............................  1,147,542   3,170,146
    Ceat, Ltd...........................................    314,133   4,490,101
    Central Bank Of India...............................  1,086,994   1,787,624
    Century Textiles & Industries, Ltd..................    706,453   7,750,243
    Chambal Fertilizers and Chemicals, Ltd..............  2,884,240   2,717,794
    City Union Bank, Ltd................................  1,408,062   2,221,846
*   Claris Lifesciences, Ltd............................     74,868     293,772
    Coromandel International, Ltd.......................    113,996     429,865
    Corp. Bank..........................................  1,894,271   1,507,399
    Cox & Kings, Ltd....................................  1,006,854   4,582,497
*   Cranes Software International, Ltd..................    114,443       4,626

                                     2074

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Crompton Greaves, Ltd...............................    672,183 $ 1,932,675
    Cyient, Ltd.........................................     39,171     332,291
    Dalmia Bharat, Ltd..................................    167,168   1,851,718
*   DB Realty, Ltd......................................  1,101,045   1,058,557
*   DCB Bank, Ltd.......................................  2,738,522   5,621,552
    DCM Shriram, Ltd....................................    357,564     691,624
    Deepak Fertilisers & Petrochemicals Corp., Ltd......    615,374   1,354,919
*   DEN Networks, Ltd...................................    391,341     988,328
    Dena Bank...........................................    864,338     610,205
    Dewan Housing Finance Corp., Ltd....................    115,020     863,621
    Dishman Pharmaceuticals & Chemicals, Ltd............    848,828   2,762,110
    DLF, Ltd............................................  7,736,081  13,870,679
    Edelweiss Financial Services, Ltd...................  2,216,008   2,260,231
    Eicher Motors, Ltd..................................      3,085     918,480
    EID Parry India, Ltd................................  1,075,036   2,489,607
    EIH, Ltd............................................    964,865   1,693,155
    Electrosteel Castings, Ltd..........................    894,946     297,678
    Engineers India, Ltd................................    177,303     669,834
*   Eros International Media, Ltd.......................    522,421   4,748,395
    Escorts, Ltd........................................    845,361   1,852,460
*   Essar Oil, Ltd......................................    963,947   2,900,943
    Essar Ports, Ltd....................................    736,284   1,198,969
    Essel Propack, Ltd..................................    850,558   2,041,044
    Eveready Industries India, Ltd......................    120,051     617,656
    Exide Industries, Ltd...............................    427,319     972,242
    FDC, Ltd............................................     24,663      63,799
    Federal Bank, Ltd................................... 16,347,290  17,194,915
    Financial Technologies India, Ltd...................    252,944     586,512
    Finolex Cables, Ltd.................................    688,924   2,737,901
    Finolex Industries, Ltd.............................    482,398   2,075,321
*   Firstsource Solutions, Ltd..........................  5,132,212   2,747,456
*   Fortis Healthcare, Ltd..............................    832,604   2,474,519
    Future Retail, Ltd..................................  1,413,098   2,706,886
    Gabriel India, Ltd..................................     60,232      81,775
    GAIL India, Ltd.....................................  4,631,709  25,628,609
    Gateway Distriparks, Ltd............................    113,322     656,404
    Gati, Ltd...........................................    322,735     903,579
    Geometric, Ltd......................................    125,451     251,100
    GIC Housing Finance, Ltd............................     31,032     103,770
    Global Offshore Services, Ltd.......................     19,600     187,473
    Godrej Properties, Ltd..............................    109,656     458,351
    Graphite India, Ltd.................................    725,730     902,834
    Grasim Industries, Ltd..............................     15,142     876,980
    Great Eastern Shipping Co., Ltd. (The)..............  1,066,697   5,783,392
    Greaves Cotton, Ltd.................................      9,635      22,386
    Gujarat Alkalies & Chemicals, Ltd...................    475,031   1,247,209
    Gujarat Fluorochemicals, Ltd........................    359,546   3,971,809
    Gujarat Mineral Development Corp., Ltd..............  1,310,807   1,865,281
    Gujarat Narmada Valley Fertilizers &
       Chemicals, Ltd...................................    729,530     733,415
    Gujarat State Fertilisers & Chemicals, Ltd..........  2,186,080   2,494,876
    Gujarat State Petronet, Ltd.........................  2,784,319   5,612,177
    Gulf Oil Corp., Ltd.................................     76,678     196,506
    Gulf Oil Lubricants India, Ltd......................    113,892     864,775

                                     2075

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    HBL Power Systems, Ltd.............................     74,867 $     57,382
*   HCL Infosystems, Ltd...............................    462,162      327,635
    HEG, Ltd...........................................    176,205      515,649
*   HeidelbergCement India, Ltd........................    237,120      269,557
*   Hexa Tradex, Ltd...................................     85,729       30,292
    Hikal, Ltd.........................................     11,455       23,071
*   Himachal Futuristic Communications, Ltd............  2,184,021      450,307
    Hindalco Industries, Ltd........................... 20,885,386   34,211,008
    Hinduja Global Solutions, Ltd......................     60,085      466,242
*   Hindustan Construction Co., Ltd....................  5,073,959    1,757,467
*   Hotel Leela Venture, Ltd...........................    466,035      156,595
    HSIL, Ltd..........................................    319,197    1,492,228
    HT Media, Ltd......................................    412,803      566,499
    Huhtamaki PPL, Ltd.................................      3,997       18,860
    ICICI Bank, Ltd....................................  2,618,631   12,326,756
    ICICI Bank, Ltd. Sponsored ADR..................... 16,722,630  168,396,884
    IDBI Bank, Ltd.....................................  2,555,651    2,613,480
    Idea Cellular, Ltd.................................  5,139,829   13,879,811
    IDFC, Ltd..........................................  6,072,777   14,174,440
    IFCI, Ltd..........................................  6,602,323    2,556,296
    IIFL Holdings, Ltd.................................  2,902,678    8,879,432
    IL&FS Transportation Networks, Ltd.................    228,248      527,891
*   India Cements, Ltd. (The)..........................  5,080,767    7,334,478
    Indiabulls Housing Finance, Ltd....................  1,795,884   20,700,193
    Indian Bank........................................  1,296,215    2,674,852
*   Indian Hotels Co., Ltd.............................  4,834,889    7,099,639
*   Inox Leisure, Ltd..................................     37,580      137,012
*   Intellect Design Arena, Ltd........................    969,923    2,109,244
    J Kumar Infraprojects, Ltd.........................     14,660      169,032
    Jain Irrigation Systems, Ltd.......................  7,536,121    8,741,574
*   Jaiprakash Associates, Ltd......................... 17,658,065    2,654,886
    Jammu & Kashmir Bank, Ltd. (The)...................  3,187,981    5,207,379
*   Jaypee Infratech, Ltd..............................  7,061,764    1,506,414
    JB Chemicals & Pharmaceuticals, Ltd................    478,490    2,118,001
    JBF Industries, Ltd................................    260,776    1,218,618
    Jindal Poly Films, Ltd.............................    243,966    1,177,884
    Jindal Saw, Ltd....................................  2,724,705    3,237,152
    Jindal Steel & Power, Ltd..........................  5,575,338    6,830,549
    JK Cement, Ltd.....................................    248,668    2,620,237
    JK Lakshmi Cement, Ltd.............................    457,907    2,404,117
    JK Tyre & Industries, Ltd..........................  1,555,459    2,779,506
    JM Financial, Ltd..................................  4,648,827    3,776,213
    JSW Energy, Ltd....................................  8,856,096   11,607,049
    JSW Steel, Ltd.....................................  1,999,779   25,891,366
    Jubilant Life Sciences, Ltd........................    947,274    3,876,137
    Kakinada Fertilizers, Ltd..........................  2,082,494       68,271
    Kalpataru Power Transmission, Ltd..................    798,023    3,382,458
    Karnataka Bank, Ltd. (The).........................  2,035,562    4,446,313
    Karur Vysya Bank, Ltd. (The).......................    380,350    2,826,615
    KEC International, Ltd.............................  1,669,525    3,785,393
*   Kesoram Industries, Ltd............................    805,353    1,210,218
    Kirloskar Brothers, Ltd............................      2,141        7,274
    Kirloskar Oil Engines, Ltd.........................    293,581    1,487,010

                                     2076

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Kolte-Patil Developers, Ltd..........................   276,886 $   830,248
    Kotak Mahindra Bank, Ltd.............................   385,119   4,178,362
    KPIT Technologies, Ltd...............................   715,190   1,240,736
    KRBL, Ltd............................................   572,840   1,674,386
    L&T Finance Holdings, Ltd............................   719,930     795,289
    Lakshmi Machine Works, Ltd...........................       667      37,336
    LIC Housing Finance, Ltd.............................   245,528   1,908,974
    Maharashtra Seamless, Ltd............................    95,955     277,371
    Mahindra & Mahindra Financial Services, Ltd..........   179,612     722,767
    Mahindra & Mahindra, Ltd.............................   487,946  10,327,341
    Mahindra Holidays & Resorts India, Ltd...............     9,675      43,484
    Mahindra Lifespace Developers, Ltd...................   177,498   1,233,945
*   Manaksia Steels, Ltd.................................     1,986         245
    Manappuram Finance, Ltd..............................   200,053      85,196
    MAX India, Ltd.......................................    30,211     256,883
    McLeod Russel India, Ltd.............................   891,477   3,143,349
    Mercator, Ltd........................................   810,649     275,732
    Merck, Ltd...........................................    52,269     667,800
    Metalyst Forgings, Ltd...............................    76,240     146,189
    MOIL, Ltd............................................     4,675      16,975
    Motilal Oswal Financial Services, Ltd................     4,955      27,490
    Mphasis, Ltd.........................................   235,348   1,546,795
    MRF, Ltd.............................................    11,094   7,074,928
    Muthoot Finance, Ltd.................................    12,732      39,480
    National Aluminium Co., Ltd.......................... 4,234,010   2,339,329
    Nava Bharat Ventures, Ltd............................    68,819     180,448
    NCC, Ltd............................................. 7,024,603   8,991,137
    NIIT Technologies, Ltd...............................   583,685   4,393,122
    NIIT, Ltd............................................   195,137     248,219
*   Nirvikara Paper Mills, Ltd...........................     3,846       4,510
    Noida Toll Bridge Co., Ltd...........................   112,570      43,497
    Oberoi Realty, Ltd...................................   442,952   1,811,291
    OCL India, Ltd.......................................   101,606     828,990
    OMAXE, Ltd...........................................   684,458   1,435,284
    Orient Cement, Ltd...................................   567,622   1,639,396
    Oriental Bank of Commerce............................   975,550   2,593,699
*   Parsvnath Developers, Ltd............................ 1,080,235     321,894
    PC Jeweller, Ltd.....................................   520,022   3,721,128
    Peninsula Land, Ltd..................................    31,142      12,486
    Petronet LNG, Ltd.................................... 1,646,006   4,941,253
*   Pipavav Defence & Offshore Engineering Co., Ltd......    22,287      20,881
    Piramal Enterprises, Ltd.............................   729,407  10,418,998
*   Plethico Pharmaceuticals, Ltd........................    26,075      13,447
    Polaris Consulting & Services Ltd.................... 1,297,935   3,863,678
    Power Finance Corp., Ltd.............................   293,599   1,126,299
    Praj Industries, Ltd................................. 1,147,409   1,962,599
    Prakash Industries, Ltd..............................    97,938      42,457
    Prestige Estates Projects, Ltd.......................    44,485     152,772
*   Prism Cement, Ltd....................................   252,722     421,746
    PTC India Financial Services, Ltd.................... 3,594,071   2,388,271
    PTC India, Ltd....................................... 4,473,081   4,807,531
*   Punj Lloyd, Ltd...................................... 1,476,964     619,401
    Puravankara Projects, Ltd............................   447,783     481,886

                                     2077

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Radico Khaitan, Ltd................................    661,819 $    971,246
    Rain Industries, Ltd...............................  1,984,043    1,313,710
    Rajesh Exports, Ltd................................    287,502    2,356,051
    Ramco Cements, Ltd. (The)..........................    425,447    2,366,469
    Ratnamani Metals & Tubes, Ltd......................      1,406       12,415
*   RattanIndia Infrastructure, Ltd....................  5,485,056      217,771
    Raymond, Ltd.......................................    695,440    5,128,630
    Redington India, Ltd...............................  1,343,087    2,470,489
*   REI Agro, Ltd......................................  3,470,846       27,123
    Reliance Capital, Ltd..............................  1,319,922    8,006,410
*   Reliance Communications, Ltd....................... 10,875,991   11,928,448
    Reliance Industries, Ltd........................... 21,152,195  330,151,349
    Reliance Industries, Ltd. GDR......................     96,093    2,992,788
*   Reliance Power, Ltd................................  8,995,421    5,960,149
    Rolta India, Ltd...................................  1,938,528    3,437,728
    Ruchi Soya Industries, Ltd.........................  2,042,966    1,172,426
    Rural Electrification Corp., Ltd...................  2,833,059   11,967,281
*   Sanghvi Movers, Ltd................................     20,143      116,198
*   Shipping Corp. of India, Ltd.......................  2,532,870    2,557,791
*   Shree Renuka Sugars, Ltd...........................  1,858,111      255,019
    Simplex Infrastructures, Ltd.......................     49,926      288,758
    Sintex Industries, Ltd.............................  6,334,005   11,437,959
    Sobha, Ltd.........................................    821,293    4,486,497
    Sonata Software, Ltd...............................     56,181      136,037
    South Indian Bank, Ltd. (The)......................  9,469,013    3,371,407
    SREI Infrastructure Finance, Ltd...................  1,470,670      860,349
    SRF, Ltd...........................................    380,429    8,177,500
    State Bank of Bikaner & Jaipur.....................     50,954      423,705
    State Bank of India................................ 19,322,648   81,066,436
    Sterlite Technologies, Ltd.........................  2,510,446    3,978,505
    Styrolution ABS India, Ltd.........................     28,114      323,723
    Sun TV Network, Ltd................................    275,170    1,442,737
    Sundram Fasteners, Ltd.............................     37,667      103,978
    Sunteck Realty, Ltd................................     14,643       61,406
    Syndicate Bank.....................................  2,656,650    3,927,372
    TAKE Solutions, Ltd................................    142,490      326,161
    Tamil Nadu Newsprint & Papers, Ltd.................     77,579      241,540
    Tata Chemicals, Ltd................................  1,373,788   10,492,520
    Tata Global Beverages, Ltd.........................  6,324,030   13,794,118
*   Tata Motors, Ltd...................................  8,657,646   51,803,658
    Tata Motors, Ltd. Sponsored ADR....................    172,249    5,108,905
    Tata Steel, Ltd....................................  7,652,900   29,355,185
    Techno Electric & Engineering Co., Ltd.............     25,024      205,132
*   Teledata Marine Solutions, Ltd.....................    267,258           --
    Time Technoplast, Ltd..............................  1,037,322    1,066,044
    Transport Corp. of India, Ltd......................     23,508       97,216
    Tube Investments of India, Ltd.....................    560,176    3,457,938
*   TV18 Broadcast, Ltd................................  6,105,867    3,534,494
    UCO Bank...........................................  4,829,979    3,957,887
    Uflex, Ltd.........................................    391,028      968,954
    Unichem Laboratories, Ltd..........................    284,229    1,123,782
    Union Bank of India................................  1,264,528    3,458,645
*   Unitech, Ltd....................................... 37,045,083    4,354,507

                                     2078

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
    UPL, Ltd........................................   4,646,896 $   38,734,569
*   Usha Martin, Ltd................................   1,479,392        413,052
*   Uttam Galva Steels, Ltd.........................      39,334         21,155
    VA Tech Wabag, Ltd..............................       2,562         30,580
    Vardhman Textiles, Ltd..........................     245,716      3,062,249
    Vedanta Ltd.....................................  18,097,080     36,604,674
    Vedanta, Ltd. ADR...............................   1,688,607     13,593,290
    Videocon Industries, Ltd........................     769,833      1,852,234
    Vijaya Bank.....................................   2,755,081      1,754,990
    Welspun Corp., Ltd..............................   1,989,839      4,547,845
*   Welspun Enterprises, Ltd........................     940,128        911,684
    Welspun India, Ltd..............................     127,227      1,774,575
    Wipro, Ltd......................................     320,430      2,854,379
    Wockhardt, Ltd..................................     470,831     11,539,931
    Yes Bank, Ltd...................................      31,374        405,352
    Zensar Technologies, Ltd........................     113,506      1,684,475
    Zuari Agro Chemicals, Ltd.......................      61,966        186,977
                                                                 --------------
TOTAL INDIA.........................................              1,740,386,736
                                                                 --------------
INDONESIA -- (2.5%)
    Adaro Energy Tbk PT............................. 314,854,600     13,725,775
    Adhi Karya Persero Tbk PT.......................   3,576,300        607,423
    Agung Podomoro Land Tbk PT...................... 137,626,100      3,761,209
    Alam Sutera Realty Tbk PT....................... 254,445,500      9,483,438
*   Aneka Tambang Persero Tbk PT....................  84,765,900      2,970,875
    Asahimas Flat Glass Tbk PT......................   5,164,900      2,699,977
    Astra Graphia Tbk PT............................     436,900         64,250
*   Bakrie and Brothers Tbk PT...................... 650,371,250        480,777
*   Bakrie Sumatera Plantations Tbk PT.............. 111,492,900        412,097
*   Bakrie Telecom Tbk PT........................... 252,426,500        933,012
*   Bakrieland Development Tbk PT................... 463,036,346      1,711,463
    Bank Bukopin Tbk PT.............................  62,505,733      2,886,261
    Bank Danamon Indonesia Tbk PT...................  36,143,754     11,220,933
    Bank Mandiri Persero Tbk PT.....................  72,555,831     50,939,537
    Bank Negara Indonesia Persero Tbk PT............ 104,245,141     36,639,013
*   Bank Pan Indonesia Tbk PT....................... 143,785,801     11,306,153
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT........................................  33,591,400      1,999,746
    Bank Permata Tbk PT.............................     220,272         25,241
    Bank Tabungan Negara Persero Tbk PT.............  70,996,627      6,136,799
*   Barito Pacific Tbk PT...........................  15,599,000        255,585
    Benakat Integra Tbk PT.......................... 142,047,100      1,049,315
*   Berlian Laju Tanker Tbk PT...................... 128,161,466             --
    BISI International Tbk PT.......................  15,161,500      1,544,237
*   Budi Starch & Sweetener Tbk PT..................   9,238,200         58,070
*   Bumi Resources Tbk PT...........................  86,715,500        320,350
    Bumi Serpong Damai Tbk PT.......................  75,641,600      9,994,353
*   Central Proteina Prima Tbk PT...................  32,309,300        119,256
    Charoen Pokphand Indonesia Tbk PT...............  28,580,830      5,349,534
    Ciputra Development Tbk PT...................... 138,401,100     10,733,043
    Ciputra Property Tbk PT.........................  44,581,000      1,744,918
    Ciputra Surya Tbk PT............................  17,274,800      3,448,774
*   Clipan Finance Indonesia Tbk PT.................   2,995,500         74,536
*   Darma Henwa Tbk PT.............................. 191,433,942        707,573

                                     2079

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
*   Davomas Abadi Tbk PT...............................  54,906,800 $        --
*   Delta Dunia Makmur Tbk PT..........................  59,445,700     302,339
    Eagle High Plantations Tbk PT......................  28,146,200     810,188
    Elnusa Tbk PT......................................  89,667,800   2,555,266
*   Energi Mega Persada Tbk PT......................... 573,813,078   2,372,183
    Erajaya Swasembada Tbk PT..........................  29,393,300   1,139,170
*   Ever Shine Textile Tbk PT..........................  19,342,215     264,521
*   Exploitasi Energi Indonesia Tbk PT.................     744,100       2,922
    Express Transindo Utama Tbk PT.....................   8,132,300     558,347
    Gajah Tunggal Tbk PT...............................  36,605,200   2,028,885
*   Garuda Indonesia Persero Tbk PT....................  34,928,481   1,127,578
    Global Mediacom Tbk PT.............................  98,528,100   9,057,308
*   Great River International Tbk PT...................   1,788,000          --
    Gudang Garam Tbk PT................................   1,586,900   5,803,141
    Harum Energy Tbk PT................................  17,264,100   1,270,146
    Hexindo Adiperkasa Tbk PT..........................   1,364,644     233,493
    Holcim Indonesia Tbk PT............................  26,030,300   2,732,001
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  39,421,700   2,795,082
*   Indika Energy Tbk PT...............................  28,170,800     604,032
    Indo Tambangraya Megah Tbk PT......................   2,489,500   1,784,954
*   Indo-Rama Synthetics Tbk PT........................      41,500       2,333
    Indofood Sukses Makmur Tbk PT......................  75,419,200  33,984,643
    Intiland Development Tbk PT........................ 121,417,800   5,065,960
    Japfa Comfeed Indonesia Tbk PT.....................  33,002,450   1,072,531
    Jaya Real Property Tbk PT.......................... 121,512,300   8,708,857
    Kawasan Industri Jababeka Tbk PT................... 344,136,375   6,557,775
*   Lippo Cikarang Tbk PT..............................     679,700     416,873
    Lippo Karawaci Tbk PT.............................. 323,700,849  27,620,722
    Malindo Feedmill Tbk PT............................     226,700      22,678
    Matahari Putra Prima Tbk PT........................  11,853,800   2,539,904
    Mayora Indah Tbk PT................................   3,381,300   6,943,718
    Medco Energi Internasional Tbk PT..................  27,980,500   5,314,054
    Metrodata Electronics Tbk PT.......................   1,496,674      78,044
    Mitra Pinasthika Mustika Tbk PT....................   1,984,700      99,207
    MNC Investama Tbk PT............................... 319,745,100   6,757,175
    Modernland Realty Tbk PT...........................  84,004,600   3,071,912
    Multipolar Tbk PT..................................  63,216,500   2,730,844
*   Nusantara Infrastructure Tbk PT.................... 178,751,900   2,324,637
    Pabrik Kertas Tjiwi Kimia Tbk PT...................     929,000      45,263
    Pan Brothers Tbk PT................................  39,964,150   1,949,603
*   Panin Financial Tbk PT............................. 172,344,300   3,475,502
*   Paninvest Tbk PT...................................  30,871,000   1,563,010
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT...........................................  74,609,884   7,462,487
    Petrosea Tbk PT....................................   2,720,400      77,305
    Ramayana Lestari Sentosa Tbk PT....................  54,593,100   2,820,547
    Salim Ivomas Pratama Tbk PT........................  42,352,300   1,673,681
    Sampoerna Agro PT..................................  11,712,641   1,442,201
    Samudera Indonesia Tbk PT..........................       6,100       3,074
    Selamat Sempurna Tbk PT............................  11,282,200   3,960,076
    Semen Baturaja Persero Tbk PT......................  18,499,500     411,497
*   Sentul City Tbk PT.................................  80,474,100     517,251
*   Sigmagold Inti Perkasa Tbk PT......................  30,290,700     982,828
    Sinar Mas Agro Resources & Technology Tbk PT.......   7,806,900   2,608,268

                                     2080

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Sinar Mas Multiartha Tbk PT.......................       2,000 $        739
    Sri Rejeki Isman Tbk PT........................... 141,012,700    4,898,278
*   Surya Dumai Industri Tbk..........................   5,145,000           --
    Surya Semesta Internusa Tbk PT....................  62,216,200    3,630,862
    Surya Toto Indonesia Tbk PT.......................     582,800      207,641
*   Suryainti Permata Tbk PT..........................  17,378,000           --
    Tiga Pilar Sejahtera Food Tbk.....................  29,235,822    4,155,831
    Timah Persero Tbk PT..............................  69,185,360    3,097,104
    Trias Sentosa Tbk PT..............................     336,500        6,455
*   Trimegah Securities Tbk PT........................   7,903,000       32,707
*   Truba Alam Manunggal Engineering PT............... 129,244,500       47,771
    Tunas Baru Lampung Tbk PT.........................  20,427,800      754,016
    Tunas Ridean Tbk PT...............................  42,848,500    2,028,425
    Ultrajaya Milk Industry & Trading Co. Tbk PT......   8,688,600    2,488,417
    Unggul Indah Cahaya Tbk PT........................     319,635       37,515
    United Tractors Tbk PT............................  18,227,100   27,188,821
    Vale Indonesia Tbk PT.............................  45,417,800    6,564,813
*   Visi Media Asia Tbk PT............................  15,238,600      512,546
    Wintermar Offshore Marine Tbk PT..................   4,975,398       93,906
*   XL Axiata Tbk PT..................................     291,500       63,811
                                                                   ------------
TOTAL INDONESIA.......................................              426,959,197
                                                                   ------------
ISRAEL -- (0.0%)
    Liberty Properties, Ltd...........................       2,467        2,699
                                                                   ------------
MALAYSIA -- (3.8%)
*   Adventa Bhd.......................................      62,000       16,253
#   Affin Holdings Bhd................................  12,197,150    8,077,457
    Ahmad Zaki Resources Bhd..........................     164,200       28,310
#   AirAsia BHD.......................................  28,932,300   10,288,559
#*  Alam Maritim Resources Bhd........................  10,266,300    1,337,805
    Alliance Financial Group Bhd......................  15,598,900   17,291,547
    Allianz Malaysia Bhd..............................      28,800       85,185
#   AMMB Holdings Bhd.................................  23,747,862   34,689,979
    Ann Joo Resources Bhd.............................   2,973,600      714,279
    APM Automotive Holdings Bhd.......................     745,300      857,407
    Batu Kawan Bhd....................................   2,084,450    9,937,477
    Benalec Holdings Bhd..............................  10,058,300    1,563,680
    Berjaya Assets Bhd................................     355,600       75,451
#   Berjaya Corp. Bhd.................................  50,634,280    5,160,328
    Berjaya Land Bhd..................................  13,220,000    2,437,793
#   BIMB Holdings Bhd.................................   3,411,807    3,684,793
    Bina Darulaman Bhd................................     162,600       34,831
    BLD Plantation Bhd................................       6,600       14,142
#   Boustead Holdings Bhd.............................   7,060,098    7,451,709
    Boustead Plantations Bhd..........................   1,491,900      538,024
#*  Bumi Armada Bhd...................................  11,637,200    3,366,256
    Cahya Mata Sarawak Bhd............................   4,181,800    6,368,672
    Can-One Bhd.......................................     401,400      253,259
    CB Industrial Product Holding Bhd.................   1,722,100      891,142

                                     2081

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Chin Teck Plantations Bhd...........................    309,100 $   765,779
#   Coastal Contracts Bhd...............................  3,151,100   2,033,393
    Crescendo Corp. Bhd.................................    259,800     154,961
    CSC Steel Holdings Bhd..............................  1,921,456     501,061
*   Datuk Keramik Holdings Bhd..........................    127,000          --
*   Daya Materials Bhd.................................. 14,638,800     440,810
    DRB-Hicom Bhd....................................... 19,826,300   7,361,200
#   Eastern & Oriental Bhd.............................. 14,158,216   6,555,633
*   ECM Libra Financial Group Bhd.......................  2,217,050     794,670
*   Evergreen Fibreboard Bhd............................  2,336,326   1,199,513
    FAR East Holdings Bhd...............................    403,800     873,855
    Felda Global Ventures Holdings Bhd..................     96,300      42,421
*   Fountain View Development Bhd.......................  2,573,200          --
#   Genting Bhd......................................... 11,899,000  25,303,795
#   Genting Malaysia Bhd................................ 36,079,000  40,287,003
*   Global Oriental Bhd.................................  1,283,100     166,208
    Glomac Bhd..........................................  7,330,600   1,677,691
    Goldis Bhd..........................................  3,223,995   1,940,612
    GuocoLand Malaysia Bhd..............................  2,804,100     937,874
#   HAP Seng Consolidated Bhd........................... 12,536,400  17,667,379
    Hap Seng Plantations Holdings Bhd...................  3,801,700   2,486,236
    Hiap Teck Venture Bhd...............................  1,476,900     142,886
#   Hong Leong Financial Group Bhd......................  2,564,051  10,623,170
    Hong Leong Industries Bhd...........................  1,206,200   1,662,456
    Hua Yang Bhd........................................  1,663,233     825,740
    Hume Industries Bhd.................................    896,084     890,653
    Hwang Capital Malaysia Bhd..........................    102,700      55,588
    I Bhd...............................................     84,900      14,844
#   IJM Corp. Bhd....................................... 30,631,509  54,545,751
#   IJM Plantations Bhd.................................    201,100     184,102
#   Insas Bhd...........................................  6,052,400   1,288,486
    IOI Properties Group Bhd............................     44,500      22,227
#*  Iris Corp. Bhd...................................... 22,872,800   1,522,798
*   Iskandar Waterfront City Bhd........................  1,432,000     374,717
*   JAKS Resources Bhd..................................  8,435,800   2,160,255
#   Jaya Tiasa Holdings Bhd.............................  6,023,133   2,185,321
#   JCY International Bhd............................... 11,630,100   2,250,784
    K&N Kenanga Holdings Bhd............................  2,020,487     362,022
*   Karambunai Corp. Bhd................................  7,755,600     111,182
    Keck Seng Malaysia Bhd..............................  2,515,500   3,420,523
*   Kian JOO CAN Factory Bhd............................  4,777,380   3,912,697
*   KIG Glass Industrial Bhd............................    260,000          --
    Kim Loong Resources Bhd.............................    522,800     403,474
    Kimlun Corp. Bhd....................................    815,300     287,946
    KLCCP Stapled Group.................................  3,116,000   5,773,529
#*  KNM Group Bhd....................................... 34,809,490   5,260,142
*   Kretam Holdings Bhd.................................  4,212,000     474,775
#   KSL Holdings Bhd....................................  8,338,751   3,624,358
*   KUB Malaysia Bhd....................................  5,665,100     561,394
    Kulim Malaysia Bhd..................................  8,881,200   5,802,799
    Kumpulan Fima Bhd...................................  2,356,300   1,236,964
    Kumpulan Perangsang Selangor Bhd....................  4,398,100   1,585,203
    Kwantas Corp. Bhd...................................    288,400     126,333

                                     2082

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Land & General BHD.................................. 15,111,200 $ 1,719,757
*   Landmarks Bhd.......................................  2,119,208     680,894
    LBS Bina Group Bhd..................................  3,482,400   1,364,602
*   Lion Industries Corp. Bhd...........................  5,737,681     479,232
    Magnum Bhd..........................................  5,285,900   3,729,005
    Mah Sing Group Bhd.................................. 12,771,262   5,073,482
#   Malayan Banking Bhd.................................    222,470     534,822
    Malayan Flour Mills Bhd.............................  3,117,950   1,066,459
#   Malaysia Airports Holdings Bhd......................  4,358,654   6,757,059
    Malaysia Building Society Bhd.......................     48,800      23,050
#*  Malaysia Marine and Heavy Engineering Holdings Bhd..  2,939,300     875,095
    Malaysian Bulk Carriers Bhd.........................  4,604,925   1,227,873
    Malaysian Pacific Industries Bhd....................  1,422,875   2,692,274
#   Malaysian Resources Corp. Bhd....................... 17,812,000   5,036,253
    Malton Bhd..........................................  4,462,500     933,801
#   MBM Resources BHD...................................  2,727,403   2,429,773
#   Media Prima Bhd.....................................  5,282,100   1,839,512
    Mega First Corp. Bhd................................  1,381,900     846,589
#   MISC Bhd............................................ 15,322,904  31,241,072
    MK Land Holdings Bhd................................  9,068,000     900,197
    MKH Bhd.............................................  2,994,970   1,900,617
    MMC Corp. Bhd....................................... 16,013,580   9,176,378
    MNRB Holdings Bhd...................................  1,702,600   1,681,593
    Muda Holdings Bhd...................................    148,500      48,910
#   Mudajaya Group Bhd..................................  4,318,700   1,321,106
    Muhibbah Engineering M Bhd..........................  3,866,300   2,281,129
*   Mulpha International Bhd............................ 24,128,100   2,176,305
    Naim Holdings Bhd...................................  3,145,200   1,967,949
    NCB Holdings Bhd....................................  1,456,000   1,506,268
    Negri Sembilan Oil Palms Bhd........................    166,800     204,874
    Oriental Holdings Bhd...............................  3,638,979   6,994,385
#   OSK Holdings Bhd....................................  7,175,471   3,379,616
    Pacific & Orient Bhd................................    334,330     121,958
    Panasonic Manufacturing Malaysia Bhd................    382,080   2,250,388
    Pantech Group Holdings Bhd..........................  3,565,100     628,456
*   Paracorp Bhd........................................    252,000          --
    Paramount Corp. Bhd.................................  1,660,525     860,191
#*  Parkson Holdings Bhd................................  7,665,976   2,691,310
#   Perdana Petroleum Bhd...............................  5,059,880   2,045,294
    Pie Industrial Bhd..................................    388,320     712,135
    PJ Development Holdings Bhd.........................  4,756,000   1,927,413
#   Pos Malaysia Bhd....................................    589,717     660,871
#   PPB Group Bhd.......................................  8,426,666  34,040,833
    Press Metal Bhd.....................................  6,455,362   4,148,883
*   Prime Utilities Bhd.................................     39,000          --
    Protasco Bhd........................................  3,481,200   1,592,163
    RCE Capital Bhd.....................................  3,918,000     342,571
#   RHB Capital Bhd..................................... 11,296,846  21,963,222
*   Rimbunan Sawit Bhd..................................  6,486,500     855,670
#   Salcon Bhd..........................................    794,800     169,273
#   Sapurakencana Petroleum Bhd......................... 10,245,700   6,548,879
#   Sarawak Oil Palms Bhd...............................    455,720     510,045
    Sarawak Plantation Bhd..............................     83,900      45,760

                                     2083

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
*   Scomi Energy Services Bhd..........................    352,300 $     28,515
*   Scomi Group Bhd.................................... 27,554,800    1,441,423
*   Seal, Inc. Bhd.....................................    351,300       51,521
    Selangor Dredging Bhd..............................  1,352,800      353,857
    Selangor Properties Bhd............................     75,300      102,210
    Shangri-La Hotels Malaysia Bhd.....................    734,700    1,152,269
*   Shell Refining Co. Federation of Malaya Bhd........    170,900      222,756
    SHL Consolidated Bhd...............................    693,700      607,376
#   SP Setia Bhd Group.................................  4,704,038    3,751,423
#   Star Media Group Bhd...............................  1,760,700    1,154,184
    Sunway Bhd......................................... 14,261,226   12,934,885
#*  Sunway Construction Group Bhd......................  1,381,822      426,343
#   Supermax Corp. Bhd.................................  8,133,800    5,233,644
    Suria Capital Holdings Bhd.........................    824,400      495,847
    Symphony Life Bhd..................................  2,082,010      443,108
    Ta Ann Holdings Bhd................................  1,903,322    1,789,877
    TA Enterprise Bhd.................................. 21,030,900    3,763,473
    TA Global Bhd...................................... 15,532,980    1,278,854
    TAHPS Group Bhd....................................     27,000       58,525
*   Talam Transform Bhd................................  3,183,850       58,041
    Taliworks Corp. Bhd................................    130,800      136,698
    TAN Chong Motor Holdings Bhd.......................  4,711,900    3,399,183
*   Tanjung Offshore Bhd...............................  3,393,400      372,397
    TDM Bhd............................................ 14,511,300    2,483,430
#   TH Plantations Bhd.................................    900,500      344,166
#   Time dotCom Bhd....................................  5,476,280    9,694,125
    Tiong NAM Logistics Holdings.......................    595,500      180,765
#*  Tropicana Corp. Bhd................................  7,857,233    2,033,442
    UEM Edgenta Bhd....................................  2,874,900    2,590,533
#   UEM Sunrise Bhd.................................... 14,568,245    3,708,882
#   UMW Oil & Gas Corp. Bhd............................    536,400      193,340
#   Unisem M Bhd....................................... 10,026,800    5,931,089
    United Malacca Bhd.................................    960,500    1,542,634
    United Plantations Bhd.............................    393,300    2,830,477
    United U-Li Corp. Bhd..............................    303,100      331,166
#   UOA Development Bhd................................  6,296,500    3,212,264
    VS Industry Bhd....................................  2,055,493    3,415,939
    Wah Seong Corp. Bhd................................  5,944,183    2,048,584
#   WCT Holdings Bhd................................... 15,842,198    5,797,789
    Wing Tai Malaysia Bhd..............................  1,952,900      745,384
    WTK Holdings Bhd...................................  6,526,350    1,912,576
#   YNH Property Bhd...................................  5,597,166    2,731,818
#   YTL Corp. Bhd...................................... 91,679,350   37,874,874
*   YTL Land & Development Bhd.........................  3,544,900      671,791
                                                                   ------------
TOTAL MALAYSIA.........................................             651,784,274
                                                                   ------------
MEXICO -- (6.3%)
    Alfa S.A.B. de C.V. Class A........................ 41,358,510   82,165,145
#   Alpek S.A.B. de C.V................................  2,892,675    3,990,949
    Arca Continental S.A.B. de C.V.....................  2,661,434   15,984,296

                                     2084

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
#*  Axtel S.A.B. de C.V................................ 12,529,535 $  4,681,322
*   Bio Pappel S.A.B. de C.V...........................    451,188      540,726
*   Cemex S.A.B. de C.V. Sponsored ADR................. 15,699,474  133,445,530
*   Cia Minera Autlan S.A.B. de C.V. Series B..........  1,076,728      743,769
    Coca-Cola Femsa S.A.B. de C.V. Series L............    887,257    6,707,085
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......    104,872    7,923,080
#*  Consorcio ARA S.A.B. de C.V. Series *.............. 10,446,707    4,207,859
#   Controladora Comercial Mexicana S.A.B. de C.V......  6,448,793   18,939,139
*   Corp. Actinver S.A.B. de C.V.......................    105,133      101,985
#*  Corp. GEO S.A.B. de C.V. Series B..................  9,461,653          237
    Corp. Interamericana de Entretenimiento S.A.B. de
*     C.V. Class B.....................................  1,560,786    1,199,710
#*  Desarrolladora Homex S.A.B. de C.V.................  3,011,482      100,433
*   Dine S.A.B. de C.V.................................  1,027,267      624,808
    El Puerto de Liverpool S.A.B. de C.V. Series 1.....      8,486      100,068
*   Empaques Ponderosa S.A. de C.V.....................     90,000           --
#*  Empresas ICA S.A.B. de C.V.........................  2,228,245    1,407,822
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........    791,670    2,018,758
    Fomento Economico Mexicano S.A.B. de C.V...........  1,910,168   17,332,292
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................  2,525,707  228,930,082
#*  Genomma Lab Internacional S.A.B. de C.V. Class B...    567,557      528,370
    Gruma S.A.B. de C.V. Class B.......................  2,348,194   30,721,446
#*  Grupo Aeromexico S.A.B. de C.V.....................  1,478,163    2,321,943
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. 728,438 4,044,442 Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR.........................................     27,297    1,210,622
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 564,594 44,535,174 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................    262,228    2,069,343
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR. 264,373 39,552,844 Grupo Aeroportuario del Sureste S.A.B. de C.V.
#     Class B..........................................  1,143,692   17,098,062
#   Grupo Carso S.A.B. de C.V. Series A1...............  9,405,367   42,676,579
    Grupo Cementos de Chihuahua S.A.B. de C.V..........  2,786,917    7,610,510
#   Grupo Comercial Chedraui SA de C.V.................  2,149,736    5,962,557
#   Grupo Elektra S.A.B. de C.V........................    144,803    3,131,969
#*  Grupo Famsa S.A.B. de C.V. Class A.................  2,957,704    2,111,007
    Grupo Financiero Banorte S.A.B. de C.V............. 21,988,996  116,164,676
    Grupo Financiero Inbursa S.A.B. de C.V............. 16,390,183   37,129,041
    Grupo Financiero Interacciones SA de C.V...........    546,089    3,405,833
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B..........................................  2,550,559    4,552,619
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR......................................  1,632,369   14,609,703
*   Grupo Gigante S.A.B. de C.V. Series *..............    471,076    1,198,704
    Grupo Herdez S.A.B. de C.V. Series *...............    408,569    1,092,138
    Grupo Industrial Maseca S.A.B. de C.V. Class B.....  2,756,800    3,866,792
    Grupo Industrial Saltillo S.A.B. de C.V............  1,347,879    2,710,398
#   Grupo KUO S.A.B. de C.V. Series B..................  2,086,651    3,106,827
    Grupo Mexico S.A.B. de C.V. Series B............... 25,788,652   70,439,632
*   Grupo Pochteca S.A.B. de C.V.......................     67,810       62,076
*   Grupo Posadas S.A.B. de C.V........................    355,600      717,269
*   Grupo Qumma SA de C.V. Series B....................      5,301           --
#   Grupo Sanborns S.A.B. de C.V.......................    996,169    1,599,435
#*  Grupo Simec S.A.B. de C.V. Series B................  1,392,459    3,984,874
#*  Grupo Sports World S.A.B. de C.V...................    256,948      334,890
    Industrias Bachoco S.A.B. de C.V. ADR..............     38,463    2,195,853
    Industrias Bachoco S.A.B. de C.V. Series B.........  1,592,820    7,611,925
#*  Industrias CH S.A.B. de C.V. Series B..............  2,895,970   10,244,859

                                     2085

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
MEXICO -- (Continued)
    Industrias Penoles S.A.B. de C.V................     127,429 $    1,941,903
    Medica Sur S.A.B. de C.V. Series B..............       1,000          3,339
    Megacable Holdings S.A.B. de C.V................     136,044        551,522
    Mexichem S.A.B. de C.V..........................   5,480,117     16,053,469
#*  Minera Frisco S.A.B. de C.V.....................   7,355,007      4,363,933
*   OHL Mexico S.A.B. de C.V........................   9,459,840     15,488,011
#   Organizacion Cultiba S.A.B. de C.V..............     116,984        151,598
#   Organizacion Soriana S.A.B. de C.V. Class B.....  14,807,103     29,499,333
#*  Qualitas Controladora S.A.B. de C.V.............   1,652,078      2,824,810
    Rassini S.A.B. de C.V...........................      10,800         41,430
*   Savia SA Class A................................   3,457,285             --
#   TV Azteca S.A.B. de C.V.........................  10,047,408      1,939,329
#*  Urbi Desarrollos Urbanos S.A.B. de C.V..........   9,102,158            682
#*  Vitro S.A.B. de C.V. Series A...................   1,544,127      4,983,373
                                                                 --------------
TOTAL MEXICO........................................              1,097,590,239
                                                                 --------------
PHILIPPINES -- (1.2%)
    A Soriano Corp..................................  17,805,800      2,663,750
    ACR Mining Corp.................................     105,455         41,274
    Alliance Global Group, Inc......................  24,406,606     12,055,172
    Alsons Consolidated Resources, Inc..............  21,091,000        871,334
*   Atlas Consolidated Mining & Development Corp....   5,351,500        643,494
    BDO Unibank, Inc................................  10,788,115     23,696,851
    Cebu Air, Inc...................................   1,751,400      3,563,602
    Cebu Holdings, Inc..............................   2,369,650        264,155
    Century Properties Group, Inc...................  28,957,400        525,693
    China Banking Corp..............................     407,616        412,325
    Cosco Capital, Inc..............................   5,137,200        830,962
    EEI Corp........................................   1,150,300        247,226
*   Empire East Land Holdings, Inc..................  24,178,000        455,044
*   Export & Industry Bank, Inc. Class A............      14,950             --
    Filinvest Development Corp......................     142,800         12,945
    Filinvest Land, Inc............................. 203,774,031      8,421,960
    First Philippine Holdings Corp..................   4,628,330      8,379,517
*   Fwbc Holdings, Inc..............................   5,471,786             --
    Integrated Micro-Electronics, Inc...............     248,900         33,158
    JG Summit Holdings, Inc.........................   7,296,120     11,554,175
    Lopez Holdings Corp.............................  34,691,900      5,467,980
    LT Group, Inc...................................  10,610,600      3,445,667
    Megaworld Corp.................................. 182,360,000     18,891,156
    Metropolitan Bank & Trust Co....................   9,005,900     17,386,135
*   Mondragon International Philippines, Inc........   2,464,000             --
    Pepsi-Cola Products Philippines, Inc............     709,000         73,985
    Petron Corp.....................................  10,746,200      2,348,471
*   Philippine National Bank........................   4,918,973      6,828,328
*   Philippine National Construction Corp...........     398,900          8,015
    Philippine Savings Bank.........................   1,232,313      2,555,696
*   Philippine Townships, Inc.......................     226,200             --
*   Philtown Properties, Inc........................       6,701             --
    Phinma Corp.....................................   1,322,798        332,432

                                     2086

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
PHILIPPINES -- (Continued)
    Phoenix Petroleum Philippines, Inc.................    507,600 $     37,633
    RFM Corp...........................................    401,000       37,721
    Rizal Commercial Banking Corp......................  4,683,348    4,030,691
    Robinsons Land Corp................................ 30,428,550   18,724,573
    San Miguel Corp....................................  6,509,956    8,011,086
    San Miguel Pure Foods Co., Inc.....................     63,140      227,841
    Security Bank Corp.................................  1,514,674    4,928,537
*   Top Frontier Investment Holdings, Inc..............    628,532    1,095,902
    Trans-Asia Oil & Energy Development Corp........... 26,631,000    1,245,573
    Travellers International Hotel Group, Inc..........    595,200       69,366
    Union Bank of the Philippines......................  4,413,349    5,726,445
    Universal Robina Corp..............................  6,278,855   26,275,988
    Vista Land & Lifescapes, Inc....................... 72,744,368   11,259,344
                                                                   ------------
TOTAL PHILIPPINES......................................             213,681,202
                                                                   ------------
POLAND -- (2.1%)
*   Agora SA...........................................    569,215    1,745,722
    Asseco Poland SA...................................  1,339,607   20,454,864
*   Bank Millennium SA.................................  4,350,977    7,098,967
*   Ciech SA...........................................    531,729    9,935,860
*   ComArch SA.........................................      2,787       98,116
    Dom Development SA.................................     17,406      240,287
#   Enea SA............................................  2,472,486    9,662,874
    Firma Oponiarska Debica SA.........................    102,008    2,059,089
*   Getin Holding SA...................................  3,099,394    1,307,348
#*  Getin Noble Bank SA................................  3,232,348    1,035,559
*   Grupa Azoty SA.....................................    173,649    3,908,293
#   Grupa Kety SA......................................    111,538    8,985,073
*   Grupa Lotos SA.....................................  1,780,554   14,884,980
#*  Hawe SA............................................    952,876      337,825
*   Impexmetal SA......................................  5,353,386    4,390,428
#*  Jastrzebska Spolka Weglowa SA......................    252,276      791,962
    Kernel Holding SA..................................    376,230    4,358,434
    KGHM Polska Miedz SA...............................  2,505,231   62,957,419
    Kopex SA...........................................    555,501    1,059,595
*   LC Corp. SA........................................  1,199,107      643,168
    Lentex SA..........................................     15,056       31,304
    Lubelski Wegiel Bogdanka SA........................     43,880      609,188
    Netia SA...........................................  4,449,611    6,667,894
    Orbis SA...........................................    538,910    8,445,990
    Pelion SA..........................................     10,134      188,515
    PGE Polska Grupa Energetyczna SA................... 14,763,329   69,358,891
*   Polski Koncern Miesny Duda SA......................     56,943       91,747
#   Polski Koncern Naftowy Orlen SA....................  5,040,090  101,644,499
*   Sygnity SA.........................................    194,766      470,446
#   Synthos SA.........................................  2,953,305    3,690,041
#   Tauron Polska Energia SA........................... 18,743,009   18,833,586
#*  Trakcja SA.........................................    703,232    1,725,107
                                                                   ------------
TOTAL POLAND...........................................             367,713,071
                                                                   ------------
RUSSIA -- (2.0%)
*   AFI Development P.L.C. GDR.........................     31,828        6,969

                                     2087

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
RUSSIA -- (Continued)
    Gazprom PAO Sponsored ADR.......................... 65,978,525 $303,318,257
    Lukoil PJSC Sponsored ADR..........................    711,238   29,287,750
    Magnitogorsk Iron & Steel Works OJSC GDR...........  1,892,201    7,673,136
*   Mechel Sponsored ADR...............................    427,180      416,031
    RusHydro JSC ADR...................................  8,655,901    7,710,806
                                                                   ------------
TOTAL RUSSIA...........................................             348,412,949
                                                                   ------------
SOUTH AFRICA -- (7.8%)
    Adcorp Holdings, Ltd...............................    757,228    1,909,106
    Aeci, Ltd..........................................  1,180,454   10,099,231
#*  African Bank Investments, Ltd......................  9,264,952       42,552
    African Oxygen, Ltd................................     45,466       46,627
    African Rainbow Minerals, Ltd......................  2,030,940   11,156,973
    Allied Electronics Corp., Ltd......................    563,821      413,202
*   Anglo American Platinum, Ltd.......................    483,653   10,064,327
*   AngloGold Ashanti, Ltd.............................  1,780,604   10,834,906
#*  AngloGold Ashanti, Ltd. Sponsored ADR..............  5,678,422   34,751,943
#*  ArcelorMittal South Africa, Ltd....................  2,437,523    2,815,147
    Astral Foods, Ltd..................................        498        6,586
*   Aveng, Ltd.........................................  8,076,763    4,108,765
#   Barclays Africa Group, Ltd.........................  6,116,376   89,919,316
    Barloworld, Ltd....................................  4,511,931   32,010,854
    Bidvest Group, Ltd. (The)..........................     62,116    1,508,334
    Blue Label Telecoms, Ltd...........................  4,802,245    3,335,482
*   Brait SE...........................................  1,699,653   20,516,511
    Business Connexion Group, Ltd......................  1,823,337      899,365
    Caxton and CTP Publishers and Printers, Ltd........  3,124,128    5,188,814
    Clover Industries, Ltd.............................  1,135,393    1,620,888
*   Consolidated Infrastructure Group, Ltd.............    294,425      720,564
*   Corpgro, Ltd.......................................    579,166           --
    DataTec, Ltd.......................................  3,379,917   18,204,266
    Distell Group, Ltd.................................    155,945    2,104,535
    Distribution and Warehousing Network, Ltd..........    250,120      124,576
    DRDGOLD, Ltd.......................................  6,389,615      831,403
    DRDGOLD, Ltd. Sponsored ADR........................     13,664       17,353
*   Eqstra Holdings, Ltd...............................  2,775,843      494,922
*   Evraz Highveld Steel and Vanadium, Ltd.............    120,337       15,696
#   Exxaro Resources, Ltd..............................  1,696,492   10,021,573
    Gold Fields, Ltd...................................  2,728,058    7,452,613
    Gold Fields, Ltd. Sponsored ADR.................... 12,391,918   34,201,694
    Grindrod, Ltd......................................  8,073,302    8,521,216
    Group Five, Ltd....................................  1,570,543    2,918,357
#*  Harmony Gold Mining Co., Ltd.......................  1,648,314    1,566,575
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR........    463,646      462,672
    Holdsport, Ltd.....................................     15,928       64,621
    Hudaco Industries, Ltd.............................    109,305    1,093,867
#   Hulamin, Ltd.......................................  1,733,614      729,478
    Iliad Africa, Ltd..................................    206,803      158,298
    Illovo Sugar, Ltd..................................  1,028,171    1,084,529
*   Impala Platinum Holdings, Ltd......................  7,280,931   26,132,378
    Imperial Holdings, Ltd.............................    785,087   10,537,060
    Investec, Ltd......................................  4,565,763   41,345,892
*   JCI, Ltd........................................... 10,677,339           --

                                     2088

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
    KAP Industrial Holdings, Ltd.....................    669,290 $      329,802
#   Kumba Iron Ore, Ltd..............................    139,578      1,194,088
#   Lewis Group, Ltd.................................  2,080,581      9,434,764
    Liberty Holdings, Ltd............................  1,882,307     21,140,472
    Mediclinic International, Ltd....................    173,091      1,540,046
    Merafe Resources, Ltd............................ 21,926,669      1,410,954
    Metair Investments, Ltd..........................  1,162,630      3,287,573
    MMI Holdings, Ltd................................ 19,766,296     45,992,440
    Mondi, Ltd.......................................  1,809,963     43,310,619
    Mpact, Ltd.......................................  2,400,149      8,545,714
    Murray & Roberts Holdings, Ltd...................  6,044,934      6,201,482
    Mustek, Ltd......................................     48,438         34,258
    Nedbank Group, Ltd...............................  3,679,693     73,242,305
#*  Northam Platinum, Ltd............................  2,905,004      7,870,135
    Omnia Holdings, Ltd..............................    457,640      6,327,716
    Peregrine Holdings, Ltd..........................  1,700,309      4,445,016
    Petmin, Ltd......................................  1,417,358        147,442
*   Pinnacle Holdings, Ltd...........................    517,801        495,952
#   PSG Group, Ltd...................................    499,930      7,890,728
    Raubex Group, Ltd................................  1,715,623      2,490,806
    RCL Foods, Ltd...................................     80,341        108,346
    Reunert, Ltd.....................................    337,094      1,683,055
*   Royal Bafokeng Platinum, Ltd.....................    486,975      1,396,393
    Sanlam, Ltd...................................... 16,898,715     89,276,742
*   Sappi, Ltd.......................................  9,689,574     31,839,704
*   Sappi, Ltd. Sponsored ADR........................    695,410      2,169,679
    Sasol, Ltd.......................................  1,666,564     57,531,249
    Sasol, Ltd. Sponsored ADR........................  1,153,382     39,768,611
    Sibanye Gold, Ltd................................  2,162,848      2,818,670
#   Sibanye Gold, Ltd. Sponsored ADR.................  3,494,040     18,693,114
    Standard Bank Group, Ltd......................... 17,687,393    212,410,401
*   Stefanutti Stocks Holdings, Ltd..................    526,548        228,917
    Steinhoff International Holdings, Ltd............ 29,655,291    179,297,294
*   Super Group, Ltd.................................  3,742,768     10,477,616
    Telkom SA SOC, Ltd...............................  5,211,984     25,321,972
    Tiso Blackstar Group SE..........................     85,425         86,060
    Tongaat Hulett, Ltd..............................    962,317      9,263,473
    Trencor, Ltd.....................................  1,417,676      6,703,261
    Wilson Bayly Holmes-Ovcon, Ltd...................    306,841      2,313,090
    Zeder Investments, Ltd...........................  1,096,501        748,016
                                                                 --------------
TOTAL SOUTH AFRICA...................................             1,347,521,042
                                                                 --------------
SOUTH KOREA -- (14.0%)
    Aekyung Petrochemical Co., Ltd...................      2,970        152,835
#*  Agabang&Company..................................     19,244        185,311
#*  ALUKO Co., Ltd...................................    252,195      1,728,936
#*  Amotech Co., Ltd.................................     28,966        427,870
#   Asia Cement Co., Ltd.(6057152)...................     29,521      3,485,120
#   Asia Cement Co., Ltd.(BGCB6C6)...................      6,306        619,194
#   Asia Paper Manufacturing Co., Ltd................     63,134      1,167,055
    AtlasBX Co., Ltd.................................     10,957        333,712
#*  AUK Corp.........................................    518,180        975,434
*   BH Co., Ltd......................................      3,698         18,496
    BNK Financial Group, Inc.........................  2,237,320     26,300,304

                                     2089

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Bookook Securities Co., Ltd..........................    28,655 $   423,657
    BYC Co., Ltd.........................................       810     233,006
    Byucksan Corp........................................    10,100      88,886
*   CammSys Corp.........................................    13,509      21,028
#*  Capro Corp...........................................    79,730     198,688
#*  Celltrion Pharm, Inc.................................    10,662     144,066
*   Chemtronics Co., Ltd.................................     2,389      14,494
#*  China Great Star International, Ltd..................   555,462   1,129,004
#*  China Ocean Resources Co., Ltd....................... 1,088,323   3,473,394
    Chokwang Paint, Ltd..................................     4,194      76,643
    Chosun Refractories Co., Ltd.........................     9,716     853,947
    CJ Corp..............................................    43,680  11,438,778
*   CJ E&M Corp..........................................     1,964     124,418
#*  CJ Korea Express Co., Ltd............................    38,799   5,703,840
#   CKD Bio Corp.........................................    20,570     440,534
#*  Cosmochemical Co., Ltd...............................   115,498     564,773
#   Dae Dong Industrial Co., Ltd.........................   141,098   1,412,708
    Dae Han Flour Mills Co., Ltd.........................    14,630   2,929,779
#   Dae Won Kang Up Co., Ltd.............................   245,096   1,006,616
#*  Dae Young Packaging Co., Ltd......................... 1,121,470   1,125,913
#*  Dae-Il Corp..........................................   128,871     600,337
#*  Daechang Co., Ltd....................................   526,706     399,253
    Daeduck Electronics Co...............................   115,484     713,200
#   Daeduck GDS Co., Ltd.................................   285,594   2,215,181
    Daegu Department Store...............................    71,060     942,002
#   Daehan Steel Co., Ltd................................   188,726   1,761,708
    Daekyo Co., Ltd......................................   489,470   3,915,214
#   Daelim Industrial Co., Ltd...........................   333,572  21,252,220
#   Daesang Holdings Co., Ltd............................    55,690   1,112,131
#   Daesung Holdings Co., Ltd............................    42,463     472,286
    Daewon San Up Co., Ltd...............................     1,435       8,207
#*  Daewoo Engineering & Construction Co., Ltd........... 1,032,303   6,095,634
#   Daewoo Securities Co., Ltd........................... 1,536,919  19,089,524
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 1,194,943   7,102,876
    Daewoong Co., Ltd....................................     3,244     225,977
*   Dahaam E-Tec Co., Ltd................................     3,535      10,196
#   Daishin Securities Co., Ltd..........................   611,785   5,607,627
#   Daou Data Corp.......................................   138,807   2,096,020
#   Daou Technology, Inc.................................   396,164  10,176,597
#*  Dasan Networks, Inc..................................   193,542   1,044,048
    DGB Financial Group, Inc............................. 1,624,766  15,589,718
    Display Tech Co., Ltd................................     7,434      31,233
    DK UIL Co., Ltd......................................     5,448      48,352
    Dong Ah Tire & Rubber Co., Ltd.......................    89,616   1,879,567
    Dong-Ah Geological Engineering Co., Ltd..............    45,500     322,421
#   Dong-Il Corp.........................................    19,095   1,294,181
#   Dongbang Transport Logistics Co., Ltd................   244,640     506,750
#*  Dongbu HiTek Co., Ltd................................   329,584   4,823,021
#   Dongbu Securities Co., Ltd...........................   411,768   1,980,669
#*  Dongbu Steel Co., Ltd................................    81,663     239,045
#   Dongil Industries Co., Ltd...........................    18,961   1,218,650
#*  Dongkook Industrial Co., Ltd.........................   298,412     704,502
    Dongkuk Industries Co., Ltd..........................    48,524     141,620

                                     2090

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  Dongkuk Steel Mill Co., Ltd..........................   991,515 $ 5,136,630
#   Dongkuk Structures & Construction Co., Ltd...........   185,052     530,176
#   Dongwha Pharm Co., Ltd...............................   298,830   2,087,456
    Dongwon F&B Co., Ltd.................................     4,695   1,857,049
*   Dongwoo Co., Ltd.....................................    19,336      67,745
#   Dongyang E&P, Inc....................................    29,698     337,576
#   Doosan Corp..........................................   128,599  11,267,963
#*  Doosan Engine Co., Ltd...............................   112,890     500,376
#   Doosan Engineering & Construction Co., Ltd...........    36,428     250,809
#   Doosan Heavy Industries & Construction Co., Ltd......   567,699   9,742,264
#*  Doosan Infracore Co., Ltd............................ 1,493,659   9,723,528
#   DRB Holding Co., Ltd.................................   124,576   1,384,355
#   DY Corp..............................................   147,231     816,032
#*  DY POWER Corp........................................    77,375     693,992
#   e-LITECOM Co., Ltd...................................    64,046   1,031,423
#   E-Mart Co., Ltd......................................    94,237  19,261,571
#   Eagon Industries Co., Ltd............................    18,903     432,595
    ENF Technology Co., Ltd..............................     2,393      40,453
#   Eugene Corp..........................................   552,081   2,949,330
#*  Eugene Investment & Securities Co., Ltd.............. 1,182,833   3,659,939
#*  Eusu Holdings Co., Ltd...............................    65,810     532,464
#   EVERDIGM Corp........................................    19,016     204,195
#*  Flexcom, Inc.........................................    29,124      74,370
#   Fursys, Inc..........................................    28,479     848,597
#   Gaon Cable Co., Ltd..................................    25,249     491,499
    Global & Yuasa Battery Co., Ltd......................    50,703   1,728,564
#   Global Display Co., Ltd..............................    32,534     124,644
#*  GNCO Co., Ltd........................................   357,625     419,269
#   GOLFZONYUWONHOLDINGS Co., Ltd........................     6,151      60,842
#   Green Cross Holdings Corp............................     9,405     330,387
#*  GS Engineering & Construction Corp...................   591,134  13,225,399
#   GS Global Corp.......................................    55,347     338,214
#   GS Holdings Corp.....................................   617,643  24,058,915
#   GS retail Co., Ltd...................................     3,605     161,037
#   Gwangju Shinsegae Co., Ltd...........................     5,985   1,638,089
#*  Halla Corp...........................................    75,864     305,588
#   Halla Holdings Corp..................................    27,556   1,215,240
#   Han Kuk Carbon Co., Ltd..............................    19,931     115,250
    Hana Financial Group, Inc............................ 3,443,534  85,921,051
#   Handok Inc...........................................    12,706     348,826
#   Handsome Co., Ltd....................................   198,181   6,732,835
#   Hanil Cement Co., Ltd................................    52,145   5,635,159
#*  Hanjin Heavy Industries & Construction Co., Ltd......   571,915   2,218,263
    Hanjin Heavy Industries & Construction Holdings Co.,
#     Ltd................................................   206,286   1,328,915
#   Hanjin Kal Corp......................................   138,504   3,358,177
#*  Hanjin Shipping Co., Ltd.............................   161,920     699,294
#   Hanjin Transportation Co., Ltd.......................   140,220   5,743,867
    Hankook Tire Co., Ltd................................    28,006     972,361
    Hankuk Glass Industries, Inc.........................    17,640     404,986
    Hankuk Paper Manufacturing Co., Ltd..................    33,223   1,021,376
#*  Hansol Holdings Co., Ltd.............................   401,896   3,071,024
#*  Hansol HomeDeco Co., Ltd.............................   321,490     473,362
#*  Hansol Paper Co., Ltd................................   195,541   3,272,185

                                     2091

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Hanwha Chemical Corp................................ 1,215,118 $ 21,487,695
    Hanwha Corp.........................................   743,105   30,204,260
#   Hanwha Galleria Timeworld Co., Ltd..................    10,902    1,397,060
*   Hanwha General Insurance Co., Ltd...................    69,154      379,353
#   Hanwha Investment & Securities Co., Ltd.............   633,215    3,125,747
    Hanwha Life Insurance Co., Ltd...................... 2,204,594   15,701,145
#*  Hanwha Techwin Co., Ltd.............................   152,469    4,964,777
    Hanyang Eng Co., Ltd................................    35,004      363,229
#   Hanyang Securities Co., Ltd.........................    92,428      681,114
#   Heung-A Shipping Co., Ltd...........................   751,463    2,053,688
#   Hitejinro Holdings Co., Ltd.........................   116,051    1,694,603
#   HMC Investment Securities Co., Ltd..................   259,785    2,359,281
#   HS R&A Co., Ltd.....................................    46,830    1,273,691
#   Humax Co., Ltd......................................   186,827    2,632,168
    Husteel Co., Ltd....................................    59,490    1,031,360
#   Huvis Corp..........................................    31,945      235,570
    Hwa Shin Co., Ltd...................................    80,837      425,524
#   Hwacheon Machine Tool Co., Ltd......................    14,227      805,884
    HwaSung Industrial Co., Ltd.........................    22,931      500,350
    Hyosung Corp........................................   282,019   34,409,043
#   Hyundai BNG Steel Co., Ltd..........................   140,250    1,248,870
#   Hyundai Department Store Co., Ltd...................    55,205    6,972,045
#   Hyundai Development Co..............................   495,274   29,778,993
#   Hyundai Engineering & Construction Co., Ltd.........   262,308    7,715,618
#*  Hyundai Heavy Industries Co., Ltd...................   411,885   34,164,454
    Hyundai Home Shopping Network Corp..................     1,312      137,304
    Hyundai Hy Communications & Networks Co., Ltd.......   256,523      886,235
    Hyundai Marine & Fire Insurance Co., Ltd............    63,738    1,730,268
#*  Hyundai Mipo Dockyard Co., Ltd......................    77,140    3,572,096
    Hyundai Mobis Co., Ltd..............................    14,778    2,696,046
#   Hyundai Motor Co.................................... 1,033,595  131,669,801
*   Hyundai Rotem Co., Ltd..............................     6,913      103,735
    Hyundai Securities Co., Ltd......................... 1,476,331   10,841,136
#   Hyundai Steel Co.................................... 1,080,925   53,960,272
    Hyundai Wia Corp....................................     5,102      467,736
#*  Hyunjin Materials Co., Ltd..........................    57,175      102,930
#   Il Dong Pharmaceutical Co., Ltd.....................   108,403    3,043,098
#   Iljin Electric Co., Ltd.............................   285,940    1,350,701
#   Ilshin Spinning Co., Ltd............................    16,453    2,835,138
#   Ilsung Pharmaceuticals Co., Ltd.....................     9,407      944,495
    Industrial Bank of Korea............................ 2,385,570   28,231,754
*   InnoWireless, Inc...................................     1,805       17,226
    Intelligent Digital Integrated Securities Co.,
      Ltd...............................................     3,114       50,714
#*  Interflex Co., Ltd..................................    62,617      564,292
#   Intergis Co., Ltd...................................    49,180      177,550
    INTOPS Co., Ltd.....................................    76,807    1,041,929
    Inzi Controls Co., Ltd..............................    89,540      383,296
#   INZI Display Co., Ltd...............................   244,705      394,343
#   IS Dongseo Co., Ltd.................................    66,465    4,675,244
#   ISU Chemical Co., Ltd...............................    90,616      825,647
#   IsuPetasys Co., Ltd.................................    71,858      366,871
#   Jahwa Electronics Co., Ltd..........................    34,177      331,656
#   JB Financial Group Co., Ltd.........................   879,546    4,824,714

                                     2092

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Jeil Pharmaceutical Co...............................    42,920 $   932,239
#   JW Pharmaceutical Corp...............................    87,616   2,288,467
#   KB Capital Co., Ltd..................................    93,191   1,858,543
    KB Financial Group, Inc.............................. 1,907,845  59,940,520
    KB Financial Group, Inc. ADR......................... 3,089,746  97,296,101
#   KB Insurance Co., Ltd................................   155,962   3,758,587
#   KC Tech Co., Ltd.....................................   222,935   2,309,363
#   KCC Corp.............................................    49,514  20,698,649
#*  KEC Corp.............................................    44,448      50,046
#   Keyang Electric Machinery Co., Ltd...................   370,927   1,554,627
#   KG Chemical Corp.....................................    57,540   1,076,205
    Kia Motors Corp......................................   926,853  34,767,362
#   KISCO Corp...........................................    55,441   2,658,276
#   KISCO Holdings Co., Ltd..............................    11,673     690,581
#   Kishin Corp..........................................   107,298     669,191
#   KISWIRE, Ltd.........................................    90,481   4,033,371
#   Kolon Corp...........................................    75,797   3,987,586
*   Kolon Global Corp....................................    21,575     411,363
#   Kolon Industries, Inc................................   228,890  10,678,711
#   Kook Soon Dang Brewery Co., Ltd......................   125,249     917,940
    Korea Airport Service Co., Ltd.......................       238       6,842
#   Korea Alcohol Industrial Co., Ltd....................    28,767     219,579
#   Korea Cast Iron Pipe Industries Co., Ltd.............     7,358      93,181
#   Korea Circuit Co., Ltd...............................   150,733   1,086,197
    Korea Electric Terminal Co., Ltd.....................    70,735   6,178,343
#   Korea Export Packaging Industrial Co., Ltd...........     5,290     103,886
#   Korea Flange Co., Ltd................................    66,724     900,857
    Korea Investment Holdings Co., Ltd...................   467,037  24,915,515
#   Korea Petro Chemical Ind.............................    33,299   5,146,869
*   Korean Air Lines Co., Ltd............................    40,358   1,210,791
    Korean Reinsurance Co................................   672,677   8,495,362
    Kortek Corp..........................................     3,923      51,600
    KPF..................................................     3,109      10,403
    KPX Chemical Co., Ltd................................    12,852     624,099
#*  KTB Investment & Securities Co., Ltd.................   630,604   2,160,622
    Kukdo Chemical Co., Ltd..............................    53,490   3,697,504
#*  Kumho Electric Co., Ltd..............................    44,161     680,722
#*  Kumho Tire Co., Inc..................................    20,108     116,070
#   Kunsul Chemical Industrial Co., Ltd..................    34,025   1,523,490
#*  Kwangju Bank.........................................   139,332     904,875
#*  Kyeryong Construction Industrial Co., Ltd............    38,242     355,379
#   Kyobo Securities Co., Ltd............................   211,890   2,129,504
#   Kyung-In Synthetic Corp..............................    27,261     105,179
#   Kyungbang, Ltd.......................................    11,137   2,287,178
#*  LB Semicon, Inc......................................    66,800      88,009
#   LF Corp..............................................    91,282   2,729,309
    LG Corp.............................................. 1,060,523  52,647,358
    LG Display Co., Ltd.................................. 1,523,739  28,801,415
#   LG Display Co., Ltd. ADR............................. 3,996,524  38,246,735
#   LG Electronics, Inc.................................. 1,776,548  61,598,163
#   LG International Corp................................   237,695   5,865,935
    LG Uplus Corp........................................ 2,008,456  19,839,610
    LMS Co., Ltd.........................................     5,224      52,911

                                     2093

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Lotte Chemical Corp.................................   162,183 $ 36,116,973
    Lotte Chilsung Beverage Co., Ltd....................     8,232   15,911,306
    Lotte Confectionery Co., Ltd........................     8,698   14,542,568
#   LOTTE Himart Co., Ltd...............................    12,087      662,209
#*  Lotte Non-Life Insurance Co., Ltd...................   175,018      472,104
#   Lotte Shopping Co., Ltd.............................   162,144   34,942,785
    LS Corp.............................................    66,514    2,233,487
    Lumens Co., Ltd.....................................    15,510       48,272
#   Mando Corp..........................................     2,931      279,679
    MegaStudy Co., Ltd..................................     4,276      133,605
*   MegaStudyEdu Co., Ltd...............................     2,475      157,147
#*  Melfas, Inc.........................................   127,678      425,867
#   Meritz Finance Group, Inc...........................    77,813    1,062,383
#   Meritz Securities Co., Ltd.......................... 1,277,235    6,375,721
    Mi Chang Oil Industrial Co., Ltd....................     4,691      287,661
    Mirae Asset Securities Co., Ltd.....................   315,644   11,894,036
#   MK Electron Co., Ltd................................   127,552      824,814
#*  MNTech Co., Ltd.....................................    38,064      182,358
#   Moorim P&P Co., Ltd.................................   406,838    2,197,973
#*  Moorim Paper Co., Ltd...............................   210,130      777,747
#   Motonic Corp........................................    75,294      752,209
#   Namyang Dairy Products Co., Ltd.....................     2,910    1,837,036
#*  NEOWIZ HOLDINGS Corp................................    69,796    1,203,928
#*  NEPES Corp..........................................    18,806      106,659
    Nexen Corp..........................................    17,164    1,277,290
#   NH Investment & Securities Co., Ltd................. 1,036,668    9,639,509
#   NK Co., Ltd.........................................   217,496    1,264,641
#   Nong Shim Holdings Co., Ltd.........................    25,921    2,763,747
#   NongShim Co., Ltd...................................    35,436    9,417,565
#   NOROO Paint & Coatings Co., Ltd.....................    11,400      160,929
#   NPC.................................................   134,561      724,973
#   OCI Co., Ltd........................................    99,817    8,274,862
#*  OPTRON-TEC, Inc.....................................     7,768       34,912
#*  Osung LST Co., Ltd..................................    36,975       18,921
#*  Paik Kwang Industrial Co., Ltd......................   175,261      413,929
#*  Pan Ocean Co., Ltd..................................    38,276      141,963
    Pang Rim Co., Ltd...................................     3,201       89,017
#*  PaperCorea, Inc.....................................   261,826      214,960
#   Poongsan Corp.......................................   397,200    8,946,901
#   Poongsan Holdings Corp..............................    55,898    1,921,767
#   POSCO...............................................   644,929  107,490,805
    POSCO ADR........................................... 1,589,142   65,981,176
*   POSCO Coated & Color Steel Co., Ltd.................     3,820       55,747
*   Power Logics Co., Ltd...............................     8,791       29,755
#   Pyeong Hwa Automotive Co., Ltd......................    42,170      390,246
    RFTech Co., Ltd.....................................    10,917       61,128
*   S&C Engine Group, Ltd...............................    79,220      108,523
#   S&T Dynamics Co., Ltd...............................   374,286    3,720,635
    S&T Holdings Co., Ltd...............................    90,519    1,792,348
#   S&T Motiv Co., Ltd..................................   102,489    5,585,974
#   S-Energy Co., Ltd...................................    31,635      203,972
#*  S-MAC Co., Ltd......................................   111,701      746,143
    S-Oil Corp..........................................    36,698    1,972,848

                                     2094

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Sajo Industries Co., Ltd............................    19,502 $  1,667,450
    Sam Young Electronics Co., Ltd......................   159,570    1,884,514
#   SAMHWA Paints Industrial Co., Ltd...................     2,030       35,490
#   Samick Musical Instruments Co., Ltd.................   584,890    2,314,483
    Samsung C&T Corp.................................... 1,281,445   61,766,817
    Samsung Card Co., Ltd...............................     2,670       88,279
#   Samsung Electro-Mechanics Co., Ltd..................   103,441    4,797,242
    Samsung Electronics Co., Ltd........................     9,313    9,448,561
    Samsung Fine Chemicals Co., Ltd.....................     5,006      147,238
#   Samsung Heavy Industries Co., Ltd...................   550,988    6,506,908
    Samsung Life Insurance Co., Ltd.....................   127,593   11,664,034
#   Samsung SDI Co., Ltd................................   439,379   32,263,324
    Samsung Securities Co., Ltd.........................    86,604    3,901,864
#   Samyang Genex Co., Ltd..............................    11,337    1,837,942
#   Samyang Holdings Corp...............................    72,681   11,928,560
    Samyang Tongsang Co., Ltd...........................     4,344      432,159
#*  Samyoung Chemical Co., Ltd..........................   258,455      395,905
#   Savezone I&C Corp...................................    42,314      222,647
    SBS Media Holdings Co., Ltd.........................   178,352      557,373
#   Seah Besteel Corp...................................   210,316    5,961,220
    SeAH Holdings Corp..................................    13,089    2,231,640
#   SeAH Steel Corp.....................................    44,576    2,612,357
#   Sebang Co., Ltd.....................................   138,126    2,174,660
#   Sejong Industrial Co., Ltd..........................   146,295    1,282,993
    Sempio Foods Co.....................................     3,110      184,109
#*  Seohee Construction Co., Ltd........................ 1,510,807    1,716,932
*   Seowon Co., Ltd.....................................    86,070       95,468
    Sewon Precision Industry Co., Ltd...................     2,175       46,652
#*  SG Corp............................................. 1,865,628    1,375,983
#   Shin Poong Pharmaceutical Co., Ltd..................   141,786      589,944
    Shinhan Financial Group Co., Ltd.................... 4,092,984  146,476,150
    Shinhan Financial Group Co., Ltd. ADR............... 1,566,340   56,262,932
    Shinsegae Co., Ltd..................................    78,903   14,027,814
    Shinsegae Information & Communication Co., Ltd......     6,307      955,370
#*  Shinsung Solar Energy Co., Ltd......................   765,627      821,124
#*  Shinsung Tongsang Co., Ltd.......................... 1,244,597    1,665,331
#*  Shinwha Intertek Corp...............................    34,265       74,726
#*  Shinwon Corp........................................    82,700      121,337
    Shinyoung Securities Co., Ltd.......................    35,820    1,639,798
#*  Signetics Corp......................................   500,396      641,825
#   Silla Co., Ltd......................................    64,953    1,227,710
#*  Simm Tech Co., Ltd..................................    10,189       82,372
#   SIMPAC, Inc.........................................    11,538       60,214
#   Sindoh Co., Ltd.....................................    43,098    2,212,670
    SJM Co., Ltd........................................    11,075       62,043
#   SK Chemicals Co., Ltd...............................   185,772   11,237,989
#   SK Gas, Ltd.........................................    55,589    4,022,407
    SK Holdings Co., Ltd................................   494,231   95,226,862
#*  SK Innovation Co., Ltd..............................   690,901   58,998,730
#   SK Networks Co., Ltd................................ 1,531,162    9,490,778
#*  SK Securities Co., Ltd.............................. 2,856,758    3,188,916
    SK Telecom Co., Ltd.................................     1,459      313,121
    SKC Co., Ltd........................................   153,098    4,671,051

                                     2095

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   SL Corp..............................................   169,230 $ 2,226,329
*   Solborn, Inc.........................................     5,346      36,582
#   Songwon Industrial Co., Ltd..........................   210,236   1,841,031
*   Ssangyong Cement Industrial Co., Ltd.................   289,296   4,975,884
#*  STS Semiconductor & Telecommunications...............   188,965     466,715
#*  STX Engine Co., Ltd..................................    36,709     219,912
#   Sun Kwang Co., Ltd...................................    20,098     411,770
    Sunchang Corp........................................     2,276      42,399
#   Sung Kwang Bend Co., Ltd.............................    88,120     784,214
#*  Sungchang Enterprise Holdings, Ltd...................    20,048     635,860
#*  Sungshin Cement Co., Ltd.............................   237,806   3,045,947
#   Sungwoo Hitech Co., Ltd..............................   348,929   2,689,719
#*  Synopex, Inc.........................................   130,699     191,021
#   Tae Kyung Industrial Co., Ltd........................   120,772     648,727
    Taekwang Industrial Co., Ltd.........................     4,983   5,174,728
#*  Taewoong Co., Ltd....................................    64,031     952,065
#*  Taeyoung Engineering & Construction Co., Ltd.........   574,534   3,335,888
#   Tailim Packaging Industrial Co., Ltd.................   424,907   1,370,230
#*  TK Chemical Corp.....................................   554,448   1,341,362
*   TK Corp..............................................     4,333      38,253
*   Tong Kook Corp.......................................       607          --
#   Tong Yang Moolsan Co., Ltd...........................    72,180     594,750
    Tongyang Life Insurance..............................   419,573   5,457,965
*   Top Engineering Co., Ltd.............................    53,101     272,800
#   TS Corp..............................................    77,561   1,855,175
#   Ubiquoss, Inc........................................    30,085     374,193
    Uju Electronics Co., Ltd.............................    40,526     426,273
#   Unid Co., Ltd........................................    66,294   3,135,218
#   WillBes & Co. (The)..................................   688,308     997,637
    Wiscom Co., Ltd......................................    32,980     154,807
*   Woongjin Co., Ltd....................................     6,485      16,397
#*  Woongjin Energy Co., Ltd.............................   564,742     747,594
*   Woongjin Thinkbig Co., Ltd...........................   196,422   1,602,792
#   Wooree ETI Co., Ltd..................................    74,334     129,300
    Woori Bank........................................... 2,544,339  20,770,560
    Woori Bank Sponsored ADR.............................     7,135     173,886
#   WooSung Feed Co., Ltd................................   284,940     803,296
    YESCO Co., Ltd.......................................    30,550   1,077,034
#   Yoosung Enterprise Co., Ltd..........................   164,543     635,719
#   Youlchon Chemical Co., Ltd...........................   159,540   1,630,622
    Young Poong Corp.....................................     4,553   5,306,751
*   Young Poong Mining & Construction Corp...............    18,030          --
#   Young Poong Precision Corp...........................   126,084   1,067,961
    Youngone Holdings Co., Ltd...........................     1,148      86,306
#*  Yuanta Securities Korea Co., Ltd.....................   298,286   1,391,866
    YuHwa Securities Co., Ltd............................    28,274     349,491

                                     2096

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
*   Zinus, Inc.......................................      1,866 $       17,222
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,434,538,863
                                                                 --------------
TAIWAN -- (14.1%)
#   Ability Enterprise Co., Ltd......................  3,942,000      1,755,117
#   Accton Technology Corp...........................  8,778,156      3,632,380
#*  Acer, Inc........................................ 41,484,109     17,214,100
#   ACES Electronic Co., Ltd.........................  1,261,000        745,123
#   ACHEM Technology Corp............................  3,395,318      1,467,911
    Acter Co., Ltd...................................      4,000          9,917
*   Action Electronics Co., Ltd......................  2,355,084        318,705
#*  Advanced Connectek, Inc..........................  1,938,000        340,862
    Advanced International Multitech Co., Ltd........    256,000        161,745
#*  Advanced Wireless Semiconductor Co...............    145,000        399,115
#*  AGV Products Corp................................  7,525,701      1,829,825
#   AimCore Technology Co., Ltd......................    841,797        396,058
#   Alcor Micro Corp.................................    542,000        407,081
    ALI Corp.........................................     51,000         21,103
#   Allis Electric Co., Ltd..........................  1,250,000        315,848
#   Alpha Networks, Inc..............................  5,776,237      2,843,183
#   Altek Corp.......................................  4,236,365      3,398,152
#   Ambassador Hotel (The)...........................  1,179,000        991,056
#   AMPOC Far-East Co., Ltd..........................  1,749,000      1,118,090
#   AmTRAN Technology Co., Ltd....................... 12,719,956      7,013,258
#   APCB, Inc........................................  2,454,000      1,123,162
    Apex Science & Engineering.......................    203,400         65,329
#   Arcadyan Technology Corp.........................  1,627,675      1,258,214
    Ardentec Corp....................................  4,910,080      3,303,228
*   Arima Communications Corp........................     86,000         26,978
    Asia Cement Corp................................. 25,190,589     27,628,757
#*  Asia Optical Co., Inc............................  4,215,290      3,443,419
#   Asia Plastic Recycling Holding, Ltd..............    584,731        273,211
#   Asia Polymer Corp................................  4,994,301      2,437,929
#   Asia Vital Components Co., Ltd...................  5,003,984      3,441,098
    Asustek Computer, Inc............................    850,000      7,681,776
#   AU Optronics Corp................................ 57,378,812     18,436,752
#   AU Optronics Corp. Sponsored ADR.................  9,342,184     31,109,473
#   Audix Corp.......................................  1,451,332      1,462,897
#   Avermedia Technologies...........................  2,557,000        820,702
#*  Avision, Inc.....................................  1,540,555        341,579
#   AVY Precision Technology, Inc....................    352,000        548,899
    Bank of Kaohsiung Co., Ltd.......................  5,830,211      1,679,340
#   BES Engineering Corp............................. 24,449,443      6,633,778
#   Biostar Microtech International Corp.............  2,636,055        594,673
#   Bright Led Electronics Corp......................  1,832,000        569,932
#   C Sun Manufacturing, Ltd.........................  2,535,837      1,361,062
#   Cameo Communications, Inc........................  2,551,197        333,691
#   Capital Securities Corp.......................... 27,539,447      8,453,225
#   Career Technology MFG. Co., Ltd..................  1,930,000      1,523,858
#*  Carnival Industrial Corp.........................  5,119,000      1,122,972

                                     2097

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Cathay Chemical Works..............................     959,000 $   499,255
#   Cathay Real Estate Development Co., Ltd............  14,314,421   6,913,065
#   Celxpert Energy Corp...............................     262,000     156,814
    Central Reinsurance Co., Ltd.......................   2,538,016   1,276,483
#   ChainQui Construction Development Co., Ltd.........   1,382,173   1,051,714
#*  Champion Building Materials Co., Ltd...............   6,381,828   1,515,622
#   Chang Hwa Commercial Bank, Ltd.....................  79,415,745  44,387,975
#   Chang Wah Electromaterials, Inc....................      23,000      60,596
#   Channel Well Technology Co., Ltd...................   2,024,000     936,567
#   Charoen Pokphand Enterprise........................   3,170,750   2,543,526
#   Chen Full International Co., Ltd...................     827,000   1,107,136
#   Cheng Loong Corp...................................  13,917,659   5,001,933
#   Cheng Uei Precision Industry Co., Ltd..............   6,647,635   9,298,900
#   Chia Chang Co., Ltd................................   1,589,000   1,026,908
#   Chia Hsin Cement Corp..............................   7,374,191   2,524,140
#   Chien Kuo Construction Co., Ltd....................   4,979,247   1,595,073
#   Chilisin Electronics Corp..........................     749,452   1,051,634
    Chimei Materials Technology Corp...................     172,000     110,702
#   Chin-Poon Industrial Co., Ltd......................   6,084,815   7,790,402
*   China Airlines, Ltd................................  46,539,353  20,683,513
#   China Chemical & Pharmaceutical Co., Ltd...........   4,286,264   2,674,387
#   China Development Financial Holding Corp........... 168,561,734  55,506,381
*   China Electric Manufacturing Corp..................   4,016,200     992,644
#   China General Plastics Corp........................   6,607,030   2,274,461
#   China Glaze Co., Ltd...............................   2,312,363     748,667
    China Life Insurance Co., Ltd......................  17,601,958  17,751,813
#*  China Man-Made Fiber Corp..........................  12,796,813   3,326,186
    China Metal Products...............................   4,051,969   3,549,114
#   China Motor Corp...................................   8,493,749   6,177,246
#*  China Petrochemical Development Corp...............  30,268,397   8,289,814
#   China Steel Corp...................................  12,132,320   8,681,002
    China Steel Structure Co., Ltd.....................   1,435,219     873,527
    China Synthetic Rubber Corp........................   7,978,711   7,638,266
*   China United Trust & Investment Corp...............     493,999          --
*   China Wire & Cable Co., Ltd........................   2,885,000   1,051,162
    Chinese Maritime Transport, Ltd....................   1,551,000   1,390,038
#   Chipbond Technology Corp...........................     642,000     965,081
#   ChipMOS TECHNOLOGIES, Inc..........................     354,229     332,249
    Chun YU Works & Co., Ltd...........................   3,273,000   1,399,566
    Chun Yuan Steel....................................   6,454,287   2,010,568
*   Chung Hung Steel Corp..............................  13,465,046   1,941,493
#   Chung Hwa Pulp Corp................................   6,701,011   1,834,200
*   Chung Shing Textile Co., Ltd.......................         600          --
    Chung-Hsin Electric & Machinery Manufacturing
      Corp.............................................   5,843,250   3,187,041
*   Chunghwa Picture Tubes, Ltd........................  55,899,412   1,775,029
    Clevo Co...........................................     307,000     304,234
#*  CMC Magnetics Corp.................................  51,554,830   5,039,248
#*  CoAsia Microelectronics Corp.......................     428,350     258,118
#   Collins Co., Ltd...................................   2,207,224     873,630
#   Compal Electronics, Inc............................  71,122,332  47,942,638
#   Compeq Manufacturing Co., Ltd......................  19,900,000  13,119,578
*   Compex International Co., Ltd......................      46,400          --
#*  Concord Securities Co., Ltd........................   1,603,000     338,390
#   Continental Holdings Corp..........................   7,782,540   2,285,526

                                     2098

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Coretronic Corp....................................   8,152,250 $ 6,475,302
#   Coxon Precise Industrial Co., Ltd..................   2,028,000   3,607,261
#   Creative Sensor, Inc...............................     359,000     213,503
    Crystalwise Technology, Inc........................      16,000       6,327
#   CSBC Corp. Taiwan..................................   6,245,654   2,693,114
#   CTBC Financial Holding Co., Ltd....................  52,951,136  38,402,194
#   D-Link Corp........................................  11,525,551   3,686,424
#   DA CIN Construction Co., Ltd.......................   2,422,579   1,221,612
#   Darfon Electronics Corp............................   5,696,950   2,614,364
#   Darwin Precisions Corp.............................   6,064,635   2,068,424
#*  Delpha Construction Co., Ltd.......................   2,715,016   1,463,169
*   Der Pao Construction Co., Ltd......................   1,139,000          --
    DFI, Inc...........................................     404,280     531,075
#*  Dynamic Electronics Co., Ltd.......................   4,558,324   1,446,217
#*  E Ink Holdings, Inc................................   7,434,000   2,910,078
#*  E-Ton Solar Tech Co., Ltd..........................   3,730,443   1,359,584
#   E.Sun Financial Holding Co., Ltd...................  91,459,782  55,590,183
#   Edimax Technology Co., Ltd.........................   3,295,902     939,937
#   Edison Opto Corp...................................   1,325,000     772,737
#   Edom Technology Co., Ltd...........................     243,580     177,355
#   Elite Material Co., Ltd............................   3,342,905   6,896,978
#   Elitegroup Computer Systems Co., Ltd...............   6,094,395   4,046,156
*   Emerging Display Technologies Corp.................      45,000       9,347
#   ENG Electric Co., Ltd..............................   1,256,100     597,930
#   EnTie Commercial Bank Co., Ltd.....................   2,271,232     973,439
*   Entire Technology Co., Ltd.........................      31,000      13,421
*   Episil Holdings, Inc...............................   1,981,500     462,424
#   Epistar Corp.......................................  16,199,869  14,091,959
#   Eternal Materials Co., Ltd.........................   1,678,900   1,636,090
#*  Etron Technology, Inc..............................     663,000     285,509
*   Eva Airways Corp...................................   7,531,999   5,438,206
*   Ever Fortune Industrial Co., Ltd...................     409,000          --
#   Everest Textile Co., Ltd...........................   3,936,002   1,927,927
    Evergreen International Storage & Transport Corp...   9,703,000   4,443,066
    Evergreen Marine Corp. Taiwan, Ltd.................  23,594,607  11,328,546
    Excelsior Medical Co., Ltd.........................   1,416,200   1,916,350
#   Far Eastern Department Stores Ltd..................   7,458,445   4,217,188
    Far Eastern International Bank.....................  28,130,052   9,721,111
    Far Eastern New Century Corp.......................   4,033,528   3,800,339
*   Farglory F T Z Investment Holding Co., Ltd.........   1,314,000     608,632
#   Farglory Land Development Co., Ltd.................   1,469,264   1,381,460
#   Federal Corp.......................................   7,622,628   3,369,289
    Feng Hsin Iron & Steel Co..........................     175,000     201,194
    First Copper Technology Co., Ltd...................   3,465,750     836,126
#   First Financial Holding Co., Ltd................... 130,589,905  70,403,129
#   First Hotel........................................   1,387,585     934,267
    First Insurance Co, Ltd. (The).....................   4,017,064   1,807,288
#*  First Steamship Co., Ltd...........................   5,504,173   1,961,507
#   Formosa Advanced Technologies Co., Ltd.............   2,107,000   1,196,045
    Formosa Chemicals & Fibre Corp.....................     198,000     469,160
#   Formosa Oilseed Processing Co., Ltd................     834,977     585,340
    Formosa Taffeta Co., Ltd...........................   9,965,511   9,414,786
    Formosan Rubber Group, Inc.........................   8,130,000   5,620,797

                                     2099

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Formosan Union Chemical............................  2,853,034 $  1,184,691
    Fortune Electric Co., Ltd..........................    436,000      205,440
#   Founding Construction & Development Co., Ltd.......  3,441,922    1,979,418
#   Foxconn Technology Co., Ltd........................  3,345,900   10,162,490
#   Foxlink Image Technology Co., Ltd..................  1,582,000      826,667
#*  Froch Enterprise Co., Ltd..........................  2,542,000      862,724
    FSP Technology, Inc................................  2,483,283    1,267,340
#   Fubon Financial Holding Co., Ltd................... 90,414,471  164,954,072
#   Fullerton Technology Co., Ltd......................  1,663,200    1,279,510
#   Fulltech Fiber Glass Corp..........................  4,775,690    1,619,296
#   Fwusow Industry Co., Ltd...........................  2,826,980    1,351,352
#   G Shank Enterprise Co., Ltd........................  2,168,902    1,445,806
#*  G Tech Optoelectronics Corp........................    476,000      211,974
    Gallant Precision Machining Co., Ltd...............    658,000      240,183
#   Gemtek Technology Corp.............................  6,271,962    3,196,516
#*  Genesis Photonics, Inc.............................  3,811,810    1,199,089
#*  Genius Electronic Optical Co., Ltd.................    860,000    1,665,484
    Getac Technology Corp..............................  7,157,065    4,808,015
#*  Giantplus Technology Co., Ltd......................  2,198,100      459,963
#   Giga Solution Tech Co., Ltd........................  1,216,000      674,145
#   Gigabyte Technology Co., Ltd.......................  9,125,287    7,258,943
#*  Gigastorage Corp...................................  3,936,600    2,493,581
#*  Gintech Energy Corp................................  7,324,465    4,332,897
#*  Global Brands Manufacture, Ltd.....................  5,083,951    1,054,431
#   Global Lighting Technologies, Inc..................  1,001,000    1,075,182
    Globalwafers Co., Ltd..............................    270,084      673,205
    Globe Union Industrial Corp........................  2,999,625    1,079,970
#   Gloria Material Technology Corp....................  6,256,150    3,200,372
#*  Gold Circuit Electronics, Ltd......................  8,144,965    2,841,660
#   Good Will Instrument Co., Ltd......................    526,425      265,454
#   Grand Pacific Petrochemical........................ 16,264,000    8,151,647
    Great China Metal Industry.........................    884,000      753,582
#   Great Wall Enterprise Co., Ltd.....................  7,920,597    5,301,108
#*  Green Energy Technology, Inc.......................  4,747,880    2,140,159
#*  GTM Holdings Corp..................................  2,132,000      796,533
#   Hannstar Board Corp................................  5,082,635    1,438,585
#   HannStar Display Corp.............................. 53,594,435    6,659,080
*   HannsTouch Solution, Inc...........................  1,163,000      137,653
#   Harvatek Corp......................................  3,409,459    1,218,099
*   Helix Technology, Inc..............................     29,585           --
#   Hey Song Corp......................................  2,933,500    3,057,948
*   HiTi Digital, Inc..................................    128,000       56,460
#   Hitron Technology, Inc.............................  3,677,525    1,376,748
#*  Ho Tung Chemical Corp.............................. 13,303,004    2,906,900
#   Hocheng Corp.......................................  4,577,300    1,157,463
    Hold-Key Electric Wire & Cable Co., Ltd............    118,124       24,919
    Holy Stone Enterprise Co., Ltd.....................  3,208,650    3,940,764
    Hon Hai Precision Industry Co., Ltd................  1,478,000    4,250,480
#   Hong TAI Electric Industrial.......................  3,503,000      956,010
#   Horizon Securities Co., Ltd........................  5,996,000    1,102,141
#   Hsin Kuang Steel Co., Ltd..........................  4,071,124    1,852,588
    Hsing TA Cement Co.................................  2,071,980      734,514
#*  HTC Corp...........................................  1,936,000    4,248,190

                                     2100

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
*   HUA ENG Wire & Cable...............................   7,222,035 $ 1,814,491
#   Hua Nan Financial Holdings Co., Ltd................  52,670,002  29,919,217
    Huaku Development Co., Ltd.........................      23,000      38,401
*   Hualon Corp........................................     257,040          --
    Huang Hsiang Construction Corp.....................     104,000      98,566
#   Hung Ching Development & Construction Co., Ltd.....   1,987,468   1,146,246
#   Hung Poo Real Estate Development Corp..............   3,643,655   2,597,187
    Hung Sheng Construction, Ltd.......................   6,308,892   3,078,208
    Huxen Corp.........................................     429,281     603,704
#   Hwacom Systems, Inc................................     333,000     117,155
#   I-Chiun Precision Industry Co., Ltd................   3,240,000   1,100,301
#   Ichia Technologies, Inc............................     930,260     583,827
    Ideal Bike Corp....................................      80,271      33,072
    Infortrend Technology, Inc.........................   1,042,000     462,456
#   Innolux Corp....................................... 139,949,544  48,654,292
#   Inpaq Technology Co., Ltd..........................     261,000     190,656
    Inventec Corp......................................  30,103,277  17,133,588
#   ITE Technology, Inc................................   1,923,479   1,539,487
    ITEQ Corp..........................................     208,000     122,524
#*  J Touch Corp.......................................     445,100     144,074
#   Jess-Link Products Co., Ltd........................   1,313,000   1,391,038
#   Jih Sun Financial Holdings Co., Ltd................   5,783,133   1,476,522
#   K Laser Technology, Inc............................   2,211,601     959,320
#   Kang Na Hsiung Enterprise Co., Ltd.................   1,687,078     612,929
#   Kaulin Manufacturing Co., Ltd......................   2,570,656   1,361,499
    KEE TAI Properties Co., Ltd........................   1,327,000     734,310
#   Kenmec Mechanical Engineering Co., Ltd.............   1,624,000     537,527
    Kindom Construction Corp...........................   4,462,000   2,627,263
#   King Yuan Electronics Co., Ltd.....................  20,284,805  13,682,331
#   King's Town Bank Co., Ltd..........................  11,785,012   9,859,216
*   King's Town Construction Co., Ltd..................      90,000      70,007
#*  Kinko Optical Co., Ltd.............................   1,464,000     670,695
#*  Kinpo Electronics..................................  19,097,375   6,010,560
    Kinsus Interconnect Technology Corp................      91,000     178,855
    KS Terminals, Inc..................................     745,880     801,547
*   Kung Sing Engineering Corp.........................   3,301,000   1,104,113
    Kuoyang Construction Co., Ltd......................   7,617,840   3,017,349
#   Kwong Fong Industries Corp.........................   3,100,720   1,560,731
#   KYE Systems Corp...................................   4,187,376   1,331,239
    L&K Engineering Co., Ltd...........................   1,994,000   1,221,520
#   LAN FA Textile.....................................   3,158,713   1,342,795
#   LCY Chemical Corp..................................     797,000     467,294
#   Leader Electronics, Inc............................   2,094,056     629,615
#   Lealea Enterprise Co., Ltd.........................  12,697,941   3,626,467
#   Ledtech Electronics Corp...........................     660,000     208,924
#   LEE CHI Enterprises Co., Ltd.......................   3,466,900   1,235,788
#   Lelon Electronics Corp.............................     315,200     229,924
#   Leofoo Development Co., Ltd........................   4,944,774   1,700,541
*   LES Enphants Co., Ltd..............................     877,000     393,604
#   Lextar Electronics Corp............................   4,894,000   2,353,783
#*  Li Peng Enterprise Co., Ltd........................   9,544,173   2,634,974
    Lien Hwa Industrial Corp...........................   8,198,990   5,429,718
#   Lingsen Precision Industries, Ltd..................   6,516,480   2,097,788

                                     2101

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#   Lite-On Semiconductor Corp........................   3,366,729 $  1,997,864
    Lite-On Technology Corp...........................  31,208,265   34,304,544
#   Long Chen Paper Co., Ltd..........................   8,969,098    3,356,849
#   Longwell Co.......................................   1,537,000    1,016,381
#   Lotes Co., Ltd....................................     634,000    1,737,686
#   Lucky Cement Corp.................................   3,294,000    1,043,353
#*  Macronix International............................  64,748,913    9,547,150
#   Marketech International Corp......................   1,948,000    1,170,717
#   Masterlink Securities Corp........................  16,836,644    5,001,839
#   Mayer Steel Pipe Corp.............................   2,501,456    1,076,039
    Maywufa Co., Ltd..................................     252,070      106,334
#   Mega Financial Holding Co., Ltd................... 124,357,915  106,277,929
*   Megamedia Corp....................................         782           --
#   Meiloon Industrial Co.............................   1,319,084      517,110
    Mercuries & Associates Holding, Ltd...............   1,570,937      933,405
#*  Mercuries Life Insurance Co., Ltd.................   1,671,206    1,006,259
#   Micro-Star International Co., Ltd.................  13,596,985   12,498,103
#*  Microelectronics Technology, Inc..................     689,826      182,322
#   Mirle Automation Corp.............................     593,827      486,995
#   Mitac Holdings Corp...............................   8,868,725    7,631,791
#*  Mosel Vitelic, Inc................................   3,677,506      310,254
#*  Motech Industries, Inc............................   2,452,000    3,410,666
    Nan Ren Lake Leisure Amusement Co., Ltd...........   1,652,000      544,561
#   Nan Ya Printed Circuit Board Corp.................   3,275,000    3,357,609
#   Nantex Industry Co., Ltd..........................   2,555,033    1,862,421
#   Neo Solar Power Corp..............................   2,853,774    2,192,557
    New Asia Construction & Development Corp..........   1,810,304      411,043
    New Era Electronics Co., Ltd......................     203,000      125,682
#*  Newmax Technology Co., Ltd........................     242,000      149,295
    Nien Hsing Textile Co., Ltd.......................   4,470,721    3,227,524
#   Nishoku Technology, Inc...........................     268,000      323,635
*   O-TA Precision Industry Co., Ltd..................      24,000       14,324
*   Ocean Plastics Co., Ltd...........................     161,000      122,031
*   Optimax Technology Corp...........................   1,085,597      220,285
#   OptoTech Corp.....................................   9,480,000    2,952,523
#   Oriental Union Chemical Corp......................      54,000       35,537
    Pacific Construction Co...........................   2,529,452    1,313,697
#*  Pan Jit International, Inc........................   6,001,837    1,988,404
#   Pan-International Industrial Corp.................   4,695,444    2,010,986
#   Paragon Technologies Co., Ltd.....................   1,037,191    1,685,696
#   Pegatron Corp.....................................  27,193,998   76,434,631
#   Phihong Technology Co., Ltd.......................   3,860,320    1,201,219
#   Pixart Imaging, Inc...............................      48,000      108,806
    Plotech Co., Ltd..................................     657,282      184,258
#   Portwell, Inc.....................................     862,000      965,432
*   Potrans Electrical Corp...........................   1,139,000           --
    Pou Chen Corp.....................................  24,985,550   35,489,983
    Powertech Industrial Co., Ltd.....................     193,000      100,893
    Powertech Technology, Inc.........................  11,052,000   20,725,050
#   President Securities Corp.........................  12,690,992    5,486,163
*   Prime Electronics Satellitics, Inc................     524,000      151,599
    Prince Housing & Development Corp.................   4,426,018    1,393,096
*   Prodisc Technology, Inc...........................   6,185,157           --

                                     2102

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Qisda Corp.........................................  27,863,171 $ 8,100,451
    Qualipoly Chemical Corp............................     143,000     119,003
#   Quanta Storage, Inc................................   2,413,000   1,523,897
#*  Quintain Steel Co., Ltd............................   5,893,629     922,651
#   Radium Life Tech Co., Ltd..........................   9,283,455   4,104,366
#   Ralec Electronic Corp..............................     526,087     788,626
#   Rich Development Co., Ltd..........................   6,959,054   2,490,425
#*  Ritek Corp.........................................  44,773,622   4,070,001
#   Rotam Global Agrosciences, Ltd.....................     134,693     160,088
#   Ruentex Development Co., Ltd.......................   1,226,000   1,551,756
#   Ruentex Industries, Ltd............................   1,422,000   2,978,466
*   Sainfoin Technology Corp...........................     835,498          --
    Sampo Corp.........................................   9,817,925   3,591,480
*   Sanyang Motor Co., Ltd.............................   1,804,624   1,280,118
    SDI Corp...........................................     346,000     304,679
#   Sesoda Corp........................................   1,155,806   1,254,217
    Shan-Loong Transportation Co., Ltd.................      66,000      45,970
    Sheng Yu Steel Co., Ltd............................   1,935,000   1,072,190
#   ShenMao Technology, Inc............................   1,267,000   1,070,249
#   Shih Her Technologies, Inc.........................     411,000     437,248
    Shih Wei Navigation Co., Ltd.......................   2,811,718   1,389,325
#   Shihlin Electric & Engineering Corp................   4,470,000   5,314,218
#   Shin Kong Financial Holding Co., Ltd............... 130,939,146  38,338,156
#   Shin Zu Shing Co., Ltd.............................   1,123,000   2,934,911
*   Shining Building Business Co., Ltd.................      39,000      15,912
#   Shinkong Insurance Co., Ltd........................   3,610,412   2,482,860
#   Shinkong Synthetic Fibers Corp.....................  26,769,754   8,386,858
#   Shuttle, Inc.......................................   4,646,015   1,139,721
#   Sigurd Microelectronics Corp.......................   6,578,047   4,520,589
#*  Silicon Integrated Systems Corp....................   5,609,165   1,040,070
#   Silitech Technology Corp...........................   1,114,803     712,071
    Sincere Navigation Corp............................   4,946,740   3,579,754
*   Singatron Enterprise Co., Ltd......................      63,000      15,984
    Sinkang Industries Co., Ltd........................     699,557     216,406
#   Sino-American Silicon Products, Inc................   7,775,000   8,443,776
#   Sinon Corp.........................................   6,242,877   2,793,450
    SinoPac Financial Holdings Co., Ltd................ 129,789,317  55,343,285
#   Siward Crystal Technology Co., Ltd.................   2,520,875   1,295,184
    Solar Applied Materials Technology Co..............   1,852,000   1,171,177
#*  Solartech Energy Corp..............................   4,202,165   2,284,734
    Solomon Technology Corp............................   1,254,590     575,962
#*  Solytech Enterprise Corp...........................   3,043,000     400,420
    Southeast Cement Co., Ltd..........................   3,365,700   1,525,394
#   Spirox Corp........................................     631,661     263,217
#   Stark Technology, Inc..............................   2,238,200   1,799,437
#   Sunonwealth Electric Machine Industry Co., Ltd.....   1,202,421     577,195
#*  Sunplus Technology Co., Ltd........................   8,214,620   3,495,674
#   Sunrex Technology Corp.............................   1,840,000     711,088
#   Supreme Electronics Co., Ltd.......................   4,154,260   1,731,062
#   Sweeten Construction Co., Ltd......................   1,296,256     713,730
    Sysage Technology Co., Ltd.........................      96,950      82,601
#   Systex Corp........................................     801,801   1,344,299

                                     2103

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   T-Mac Techvest PCB Co., Ltd........................   1,603,000 $   574,028
#   TA Chen Stainless Pipe.............................   8,527,281   4,353,536
#*  Ta Chong Bank, Ltd.................................  30,748,870  12,468,102
#   Ta Chong Securities Co., Ltd.......................     260,000      75,366
#   Ta Ya Electric Wire & Cable........................   6,888,329   1,091,302
#   TA-I Technology Co., Ltd...........................   2,110,084     873,632
    Tah Hsin Industrial Corp...........................   1,477,900   1,095,866
    TAI Roun Products Co., Ltd.........................      63,000      19,744
#   Taichung Commercial Bank Co., Ltd..................  30,905,991  10,282,191
#   Tainan Enterprises Co., Ltd........................   1,803,183   1,429,169
#   Tainan Spinning Co., Ltd...........................  18,027,485   8,338,532
#   Taishin Financial Holding Co., Ltd................. 134,637,491  53,326,408
#*  Taisun Enterprise Co., Ltd.........................   1,776,410     663,873
#*  Taita Chemical Co., Ltd............................   2,270,864     539,544
#   Taiwan Building Materials Co., Ltd.................  23,785,261   6,790,257
#*  Taiwan Business Bank...............................  54,530,410  15,899,442
    Taiwan Calsonic Co., Ltd...........................      48,000      35,617
    Taiwan Cement Corp.................................  45,522,440  49,283,140
#   Taiwan Cogeneration Corp...........................   2,893,333   2,142,620
#   Taiwan Cooperative Financial Holding Co., Ltd...... 100,080,690  50,230,448
    Taiwan Fertilizer Co., Ltd.........................   4,005,000   5,870,227
    Taiwan Fire & Marine Insurance Co., Ltd............   1,235,000     853,775
*   Taiwan Flourescent Lamp Co., Ltd...................     756,000          --
#   Taiwan FU Hsing Industrial Co., Ltd................   2,128,000   2,512,114
*   Taiwan Glass Industry Corp.........................   9,574,710   4,327,191
#   Taiwan Hon Chuan Enterprise Co., Ltd...............     126,932     199,081
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd......   1,508,000     834,593
*   Taiwan Kolin Co., Ltd..............................   5,797,000          --
#   Taiwan Land Development Corp.......................  10,849,235   3,890,791
#*  Taiwan Life Insurance Co., Ltd.....................     886,419     889,041
    Taiwan Line Tek Electronic.........................      76,640      36,711
    Taiwan Mask Corp...................................   3,154,250     798,209
    Taiwan Navigation Co., Ltd.........................   1,428,000     746,122
#   Taiwan PCB Techvest Co., Ltd.......................   3,609,946   3,632,783
#*  Taiwan Prosperity Chemical Corp....................     974,000     461,054
#*  Taiwan Pulp & Paper Corp...........................   7,065,660   2,440,003
#   Taiwan Sakura Corp.................................   2,890,472   1,827,120
    Taiwan Semiconductor Co., Ltd......................   2,380,000   1,889,264
    Taiwan Styrene Monomer.............................   4,652,647   2,176,971
#   Taiwan Surface Mounting Technology Corp............   2,814,991   2,434,599
#   Taiwan TEA Corp....................................  10,884,092   4,756,590
#   Taiwan Union Technology Corp.......................   3,462,000   2,442,473
#   Taiyen Biotech Co., Ltd............................   2,363,217   1,745,415
#*  Tatung Co., Ltd....................................  37,430,342   6,900,749
    Te Chang Construction Co., Ltd.....................      90,300      70,623
    Teco Electric and Machinery Co., Ltd...............  31,125,725  24,446,268
*   Tekcore Co., Ltd...................................     357,000      47,837
    Test-Rite International Co., Ltd...................     737,266     483,417
#   Tex-Ray Industrial Co., Ltd........................     444,000     172,733
#   Thinking Electronic Industrial Co., Ltd............   1,293,000   1,615,495
    Ton Yi Industrial Corp.............................   2,150,600   1,047,342
    Tong Yang Industry Co., Ltd........................   5,888,228   6,274,574
#   Tong-Tai Machine & Tool Co., Ltd...................   3,501,447   2,429,256

                                     2104

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Topco Scientific Co., Ltd..........................     719,589 $ 1,217,685
#   Topoint Technology Co., Ltd........................   2,422,288   1,582,013
#   TPK Holding Co., Ltd...............................   1,344,000   4,596,939
    Transasia Airways Corp.............................     940,000     264,707
#   Tripod Technology Corp.............................   1,876,000   2,952,017
*   Tsann Kuen Enterprise Co., Ltd.....................      58,000      41,698
    Tung Ho Steel Enterprise Corp......................  12,887,274   8,004,924
#   Tung Ho Textile Co., Ltd...........................   2,454,000     528,427
#   TXC Corp...........................................     337,000     364,064
#*  TYC Brother Industrial Co., Ltd....................   2,570,723   1,586,281
#*  Tycoons Group Enterprise...........................   7,958,938   1,031,234
    Tyntek Corp........................................   1,994,097     757,611
#*  U-Tech Media Corp..................................   1,946,799     409,747
    Unic Technology Corp...............................      36,361       9,194
#   Unimicron Technology Corp..........................  23,447,363  11,072,175
#*  Union Bank Of Taiwan...............................  12,288,526   4,068,067
#   Unitech Computer Co., Ltd..........................   1,682,739     841,271
#   Unitech Printed Circuit Board Corp.................   9,887,281   3,625,532
    United Integrated Services Co., Ltd................   1,651,000   1,630,145
#   United Microelectronics Corp....................... 214,392,681  76,632,153
    Unity Opto Technology Co., Ltd.....................     127,000      73,071
#   Universal Cement Corp..............................   6,289,974   4,745,797
#   Unizyx Holding Corp................................   6,264,000   2,333,928
#   UPC Technology Corp................................  12,730,746   3,808,419
#   USI Corp...........................................   6,761,691   2,379,078
#   Ve Wong Corp.......................................   1,616,806   1,121,172
    Viking Tech Corp...................................      86,000      53,598
#*  Wafer Works Corp...................................   5,693,418   1,903,390
    Wah Hong Industrial Corp...........................     395,516     215,497
#   Wah Lee Industrial Corp............................   2,011,000   2,807,346
#*  Walsin Lihwa Corp..................................  50,596,412  11,201,568
#   Walsin Technology Corp.............................   9,563,230   3,327,685
#   Walton Advanced Engineering, Inc...................   5,170,853   1,229,218
    Wan Hai Lines, Ltd.................................   7,452,000   6,250,903
#   Waterland Financial Holdings Co., Ltd..............  31,195,094   8,212,288
#*  Ways Technical Corp., Ltd..........................      70,000      32,753
#*  Wei Mon Industry Co., Ltd..........................   3,885,691     279,892
#   Weikeng Industrial Co., Ltd........................   1,884,550   1,170,570
#   Well Shin Technology Co., Ltd......................   1,070,080   1,332,265
#*  Wha Yu Industrial Co., Ltd.........................     333,000     116,237
#   Win Semiconductors Corp............................   6,652,000   7,116,680
#*  Winbond Electronics Corp...........................  52,385,885  11,541,343
    Wintek Corp........................................  20,783,484     451,791
#   Wisdom Marine Lines Co., Ltd.......................   1,607,326   1,868,842
#   Wistron Corp.......................................  38,341,608  25,091,296
    WPG Holdings, Ltd..................................     816,092     927,332
#   WT Microelectronics Co., Ltd.......................   6,019,954   7,234,916
#   WUS Printed Circuit Co., Ltd.......................   5,181,928   3,774,699
#   Yageo Corp.........................................   7,887,574  11,257,554
*   Yang Ming Marine Transport Corp....................  17,974,676   6,183,828
#   YC Co., Ltd........................................   6,121,104   2,215,617
#   YC INOX Co., Ltd...................................   4,719,667   2,812,563
#   Yea Shin International Development Co., Ltd........     286,830     156,679

                                     2105

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
#   YFY, Inc........................................  19,386,847 $    6,297,335
#   Yi Jinn Industrial Co., Ltd.....................   2,872,936      1,126,660
#   Yieh Phui Enterprise Co., Ltd...................  17,306,199      4,442,653
#*  Young Fast Optoelectronics Co., Ltd.............   2,141,000        762,544
#   Youngtek Electronics Corp.......................     754,116      1,186,770
#   Yuanta Financial Holding Co., Ltd............... 133,471,770     63,432,182
#   Yulon Motor Co., Ltd............................  13,257,572     12,938,245
    Yung Chi Paint & Varnish Manufacturing Co.,
      Ltd...........................................     243,687        642,268
#   Zenitron Corp...................................   3,194,000      1,723,069
#   Zig Sheng Industrial Co., Ltd...................   6,904,352      2,628,338
    Zinwell Corp....................................   2,087,000      2,248,680
#   ZongTai Real Estate Development Co., Ltd........     152,000         77,084
                                                                 --------------
TOTAL TAIWAN........................................              2,446,572,059
                                                                 --------------
THAILAND -- (2.9%)
    AAPICO Hitech PCL(B013KZ2)......................      63,300         24,785
    AAPICO Hitech PCL(B013L48)......................     681,760        266,940
*   AJ Plast PCL....................................   2,031,400        391,929
    AP Thailand PCL.................................  32,539,030      5,447,022
    Asia Plus Group Holdings PCL....................   8,446,100        968,144
    Bangchak Petroleum PCL (The)....................   9,448,800      9,182,051
    Bangkok Bank PCL(6077019).......................     616,800      2,905,059
    Bangkok Bank PCL(6368360).......................   3,777,400     17,791,131
    Bangkok Expressway PCL..........................   6,336,300      6,831,590
    Bangkok Insurance PCL...........................     212,828      2,210,102
    Bangkok Land PCL................................ 115,890,000      4,800,664
    Banpu PCL.......................................  21,915,500     15,545,113
    Cal-Comp Electronics Thailand PCL...............  32,938,714      3,046,679
    Charoen Pokphand Foods PCL......................  14,497,600      8,596,960
    Charoong Thai Wire & Cable PCL..................   1,255,800        309,986
    Delta Electronics Thailand PCL..................   2,235,000      5,104,767
    Eastern Water Resources Development and
      Management PCL................................   4,778,300      1,559,099
*   Esso Thailand PCL...............................  20,984,400      3,155,549
*   G J Steel PCL...................................  53,714,025        365,764
*   G Steel PCL.....................................   6,200,600         59,816
    Hana Microelectronics PCL.......................   5,180,100      4,776,656
    ICC International PCL...........................   2,670,100      2,935,633
    Indorama Ventures PCL...........................   5,093,500      3,829,699
    IRPC PCL........................................ 154,033,300     18,355,507
    Kang Yong Electric PCL..........................       6,600         53,182
    KGI Securities Thailand PCL.....................  21,624,600      2,000,176
    Khon Kaen Sugar Industry PCL....................   1,603,720        181,098
    Kiatnakin Bank PCL..............................   5,739,600      4,966,883
    Krung Thai Bank PCL.............................  61,213,400     30,393,942
    Laguna Resorts & Hotels PCL.....................   1,022,500        761,544
    Lanna Resources PCL.............................     846,100        278,472
    LH Financial Group PCL..........................   5,227,546        258,077
    MBK PCL.........................................     266,100        107,210
    MCOT PCL........................................   1,046,600        353,370
    MK Real Estate Development PCL..................   3,169,600        431,666
    Nation Multimedia Group PCL.....................   3,462,900        162,116
*   Polyplex Thailand PCL...........................   2,762,900        752,556
    Precious Shipping PCL...........................  12,886,050      3,052,873

                                     2106

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
THAILAND -- (Continued)
    Property Perfect PCL..............................  33,359,500 $    870,783
    PTT Exploration & Production PCL..................   9,977,600   26,469,162
    PTT Global Chemical PCL...........................  30,330,241   53,139,236
    PTT PCL...........................................  18,500,800  171,123,870
    Quality Houses PCL................................  14,347,297      944,410
    Regional Container Lines PCL......................   5,818,900    1,411,593
    Saha Pathana Inter-Holding PCL....................   2,801,300    1,955,227
    Saha Pathanapibul PCL.............................   1,594,833    1,889,184
    Saha-Union PCL....................................   2,924,900    3,091,290
*   Sahaviriya Steel Industries PCL................... 103,899,940      471,670
    Sansiri PCL.......................................  99,358,566    4,848,822
    SC Asset Corp PCL.................................  34,158,553    3,043,208
    Siam Future Development PCL.......................   6,903,746    1,096,921
    Siamgas & Petrochemicals PCL......................   5,950,600    1,755,887
    Somboon Advance Technology PCL....................   3,436,300    1,637,958
    Sri Ayudhya Capital PCL...........................      85,100       85,716
    Sri Trang Agro-Industry PCL.......................   8,629,800    2,962,706
    Srithai Superware PCL.............................  21,358,000    1,466,488
*   Tata Steel Thailand PCL...........................  48,610,300      951,656
*   Thai Airways International PCL....................  18,032,611    6,395,450
    Thai Carbon Black PCL.............................     441,000      282,781
    Thai Oil PCL......................................  13,039,700   17,851,199
    Thai Rayon PCL....................................      58,700       38,140
    Thai Stanley Electric PCL(B01GKK6)................     174,600      941,240
    Thai Stanley Electric PCL(B01GKM8)................      43,100      231,122
    Thai Wacoal PCL...................................      85,000      119,982
    Thanachart Capital PCL............................  10,586,900    9,386,881
    Thitikorn PCL.....................................     962,200      266,178
    Thoresen Thai Agencies PCL........................  19,004,178    6,793,946
    TICON Industrial Connection PCL...................     288,800      103,245
    Tisco Financial Group PCL.........................   2,090,100    2,520,336
    TMB Bank PCL......................................  16,462,500    1,092,985
    Total Access Communication PCL....................   2,754,780    5,490,801
    TPI Polene PCL.................................... 141,747,440    9,330,517
    Vanachai Group PCL................................  10,240,920    3,980,724
    Vinythai PCL......................................   6,688,917    1,878,856
                                                                   ------------
TOTAL THAILAND                                                      508,133,980
                                                                   ------------
TURKEY -- (1.7%)
    Adana Cimento Sanayii TAS Class A.................   1,072,051    2,604,489
#*  Adese Alisveris Merkezleri Ticaret A.S............     152,622      255,859
    Akbank TAS........................................  11,915,502   31,810,723
#*  Akenerji Elektrik Uretim A.S......................   3,844,893    1,343,168
#   Akfen Holding A.S.................................     839,567    2,442,236
    Aksa Akrilik Kimya Sanayii AS.....................   1,649,556    6,584,463
    Aksigorta A.S.....................................     877,125      641,480
#   Alarko Holding A.S................................   1,463,819    1,844,314
    Albaraka Turk Katilim Bankasi A.S.................   3,719,671    1,877,012
    Anadolu Anonim Turk Sigorta Sirketi...............   4,326,842    2,244,693
#*  Anadolu Cam Sanayii A.S...........................   2,839,078    1,866,530
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S........     228,609    1,793,026
#   Aygaz A.S.........................................   1,020,159    3,850,019
    Baticim Bati Anadolu Cimento Sanayii A.S..........     462,335    1,181,861

                                     2107

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TURKEY -- (Continued)
*   Bolu Cimento Sanayii A.S............................    741,182 $ 1,365,876
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......    888,582   1,989,516
*   Boyner Perakende Ve Tekstil Yatirimlari AS..........     40,468     942,002
    Cimsa Cimento Sanayi VE Ticaret AS..................     44,379     253,144
*   Deva Holding A.S....................................    393,139     475,816
#*  Dogan Sirketler Grubu Holding A.S................... 16,834,393   3,331,455
#   Eczacibasi Yatirim Holding Ortakligi A.S............    231,982     811,596
    EGE Seramik Sanayi ve Ticaret A.S...................  1,023,765   1,359,691
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.............................  1,771,651   1,714,777
    Enka Insaat ve Sanayi A.S...........................    262,673     475,306
    Eregli Demir ve Celik Fabrikalari TAS............... 24,473,976  36,651,410
    Gentas Genel Metal Sanayi ve Ticaret A.S............    146,370      61,700
*   Global Yatirim Holding A.S..........................  3,213,962   2,010,305
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
#     A.S...............................................     20,414     529,984
#   GSD Holding AS......................................  4,585,286   2,086,048
#*  Hurriyet Gazetecilik ve Matbaacilik AS..............  2,665,913     633,751
#*  Ihlas Holding A.S................................... 12,700,332   1,101,053
    Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
#*    AS................................................  1,771,050   1,605,229
    Is Finansal Kiralama A.S............................  3,024,241     839,874
    Is Yatirim Menkul Degerler A.S. Class A.............    515,160     196,677
#*  Izmir Demir Celik Sanayi A.S........................    412,878     300,697
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A...........................................  1,700,143   1,093,830
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S..............  1,409,780     767,923
#   KOC Holding A.S.....................................  4,116,042  18,255,413
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.......  1,412,866   1,321,273
*   Menderes Tekstil Sanayi ve Ticaret A.S..............  1,017,777     212,838
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.........  4,462,291   1,177,853
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
#     A.S...............................................    743,857     923,640
    Pinar Entegre Et ve Un Sanayi A.S...................    326,161   1,175,209
    Pinar SUT Mamulleri Sanayii A.S.....................     79,239     680,254
*   Raks Elektronik Sanayi ve Ticaret A.S...............      5,859          --
*   Sabah Yayincilik....................................     31,938          --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S...............................................  1,345,000   1,507,348
#*  Sasa Polyester Sanayi A.S...........................    950,000     860,127
#*  Sekerbank TAS.......................................  8,283,324   4,685,313
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S............  2,708,380   2,443,309
#   Soda Sanayii A.S....................................  2,427,420   3,982,064
#   Tekfen Holding A.S..................................  1,964,030   2,984,885
#*  Tekstil Bankasi A.S.................................  1,683,023   1,389,794
#   Trakya Cam Sanayi A.S...............................  6,740,051   4,975,143
*   Turcas Petrol A.S...................................         --          --
#*  Turk Hava Yollari AO................................ 12,505,708  40,673,887
#   Turkiye Is Bankasi.................................. 19,147,931  37,234,769
#   Turkiye Sinai Kalkinma Bankasi A.S..................  8,888,225   5,593,427
    Turkiye Sise ve Cam Fabrikalari A.S................. 13,902,080  15,691,069
#   Turkiye Vakiflar Bankasi Tao........................  9,463,634  14,243,160
#*  Vestel Elektronik Sanayi ve Ticaret A.S.............  1,496,410   2,467,659
#   Yapi ve Kredi Bankasi A.S...........................  8,878,932  12,175,925

                                     2108

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
#*  Zorlu Enerji Elektrik Uretim A.S................  1,130,962 $       689,753
                                                                ---------------
TOTAL TURKEY........................................                296,281,645
                                                                ---------------
TOTAL COMMON STOCKS.................................             15,548,699,107
                                                                ---------------
PREFERRED STOCKS -- (2.8%)
BRAZIL -- (2.7%)
    Alpargatas SA...................................     27,700          63,103
    Banco ABC Brasil SA(BYT8JC7)....................     44,036         132,985
    Banco ABC Brasil SA(B23DMP8)....................  1,139,540       3,441,301
    Banco Daycoval SA...............................    645,148       1,688,262
    Banco do Estado do Rio Grande do Sul SA
      Class B.......................................    957,068       2,764,469
*   Banco Industrial e Comercial SA.................  1,675,900       3,847,186
    Banco Pan SA....................................  1,817,592         812,195
    Banco Pine SA...................................    436,030         636,735
    Banco Sofisa SA.................................    566,600         382,262
    Braskem SA Class A..............................  1,492,097       5,464,711
    Cia Ferro Ligas da Bahia - Ferbasa..............    906,134       2,138,338
    Eucatex SA Industria e Comercio.................    353,288         335,340
    Gerdau SA.......................................  4,074,099       7,020,308
    Grazziotin SA...................................      2,400           7,556
    Marcopolo SA....................................  3,491,471       2,345,357
    Parana Banco SA.................................    107,700         298,822
*   Petroleo Brasileiro SA.......................... 24,151,569      74,064,012
#*  Petroleo Brasileiro SA Sponsored ADR............ 22,171,529     136,354,903
    Randon Participacoes SA.........................  2,618,800       2,447,512
    Suzano Papel e Celulose SA Class A..............  8,164,671      40,037,041
    Unipar Carbocloro SA Class B....................    925,874       1,214,145
    Usinas Siderurgicas de Minas Gerais SA Class A..  5,957,826       6,838,376
    Vale SA......................................... 28,438,000     121,677,215
#   Vale SA Sponsored ADR........................... 15,430,324      66,196,090
                                                                ---------------
TOTAL BRAZIL........................................                480,208,224
                                                                ---------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B....................     33,558          51,752
                                                                ---------------
COLOMBIA -- (0.1%)
*   Avianca Holdings SA.............................    225,760         244,573
    Grupo Argos SA..................................     56,206         322,794
    Grupo de Inversiones Suramericana SA............    917,404      11,658,676
                                                                ---------------
TOTAL COLOMBIA......................................                 12,226,043
                                                                ---------------
TOTAL PREFERRED STOCKS..............................                492,486,019
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
    Ju Teng International Holdings, Ltd. Warrants
*     10/14/16......................................    871,281          50,575
                                                                ---------------
INDONESIA -- (0.0%)
    Pabrik Kertas Tjiwi Kimia Tbk PT Warrants
*     07/10/17......................................     82,000             376
                                                                ---------------
MALAYSIA -- (0.0%)
    CB Industrial Product Holdings Bhd Warrants
*     11/06/19......................................    178,635          19,150

                                     2109

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES        VALUE++
                                                    ----------- ---------------
MALAYSIA -- (Continued)
*     Eastern & Oriental Bhd Warrants 07/21/19.....   1,430,337 $       106,588
*     KNM Group Bhd Warrants 04/20/21..............   1,534,549          58,180
*     O.S.K. Holdings Bhd Warrants 07/22/20........   1,793,868              --
                                                                ---------------
TOTAL MALAYSIA.....................................                     183,918
                                                                ---------------
SOUTH KOREA -- (0.0%)
#*    Meritz Securities Co., Ltd. Rights 08/21/15..     359,367         485,237
                                                                ---------------
TAIWAN -- (0.0%)
*     Achem Technology Corp. Rights 08/03/15.......     119,267             567
*     Excelsior Medical Co., Ltd. Rights 08/14/15..      70,526           6,031
      First Financial Holdings, Ltd. Rights
*       09/11/15...................................  15,891,511       1,157,705
      Ruentex Development Co., Ltd.................     164,447           6,250
                                                                ---------------
TOTAL TAIWAN.......................................                   1,170,553
                                                                ---------------
THAILAND -- (0.0%)
*     Precious Shipping PCL Warrants 06/15/18......      58,205           5,450
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                   1,896,109
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@  DFA Short Term Investment Fund............... 114,286,453   1,322,294,260
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,353,568,592)^^.........................             $17,365,375,495
                                                                ===============

                                     2110

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
 Common Stocks
    Brazil.............. $  863,290,840              --   --    $   863,290,840
    Chile...............     93,509,359 $   170,866,079   --        264,375,438
    China...............    204,743,486   2,165,677,081   --      2,370,420,567
    Colombia............     26,917,478              --   --         26,917,478
    Czech Republic......             --      48,088,619   --         48,088,619
    Greece..............             --      12,616,569   --         12,616,569
    Hungary.............             --      83,411,640   --         83,411,640
    India...............    188,608,099   1,551,778,637   --      1,740,386,736
    Indonesia...........      4,557,214     422,401,983   --        426,959,197
    Israel..............             --           2,699   --              2,699
    Malaysia............      1,192,122     650,592,152   --        651,784,274
    Mexico..............  1,097,488,887         101,352   --      1,097,590,239
    Philippines.........             --     213,681,202   --        213,681,202
    Poland..............             --     367,713,071   --        367,713,071
    Russia..............        416,031     347,996,918   --        348,412,949
    South Africa........    130,065,066   1,217,455,976   --      1,347,521,042
    South Korea.........    353,566,783   2,080,972,074   --      2,434,538,857
    Spain...............              6              --   --                  6
    Taiwan..............     31,109,473   2,415,462,586   --      2,446,572,059
    Thailand............    508,133,980              --   --        508,133,980
    Turkey..............             --     296,281,645   --        296,281,645
 Preferred Stocks
    Brazil..............    480,208,224              --   --        480,208,224
    Chile...............             --          51,752   --             51,752
    Colombia............     12,226,043              --   --         12,226,043
 Rights/Warrants
    China...............             --          50,575   --             50,575
    Indonesia...........             --             376   --                376
    Malaysia............             --         183,918   --            183,918
    South Korea.........             --         485,237   --            485,237
    Taiwan..............          6,250       1,164,303   --          1,170,553
    Thailand............          5,450              --   --              5,450
 Securities Lending
   Collateral...........             --   1,322,294,260   --      1,322,294,260
                         -------------- ---------------   --    ---------------
 TOTAL.................. $3,996,044,791 $13,369,330,704   --    $17,365,375,495
                         ============== ===============   ==    ===============

                                     2111

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                     2112

For the period ended July 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

FEDERAL TAX COST

At July 31, 2015, the total cost of securities for federal income tax purposes was $19,179,891,216, for the Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

                                     2113

ITEM 2.  CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

    (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     -----------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: September 28, 2015

By:  /s/ David R. Martin
     -----------------------
     David R. Martin
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: September 28, 2015